                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-3258
                                                     ---------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746

-------------------------------------------------------
  (Address of principal executive offices)  (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

         Date of fiscal year end:   October 31

         Date of reporting period:  November 1, 2010 - April 30, 2011

ITEM 1.   REPORTS TO STOCKHOLDERS.

 LOGO

SEMI-ANNUAL REPORT
----------------------------------
six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

Dimensional Emerging Markets Value Fund

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                          Page
                                                                          ----
 Letter to Shareholders
 Definitions of Abbreviations and Footnotes..............................   1
 DFA Investment Dimensions Group Inc.
    Disclosure of Fund Expenses..........................................   3
    Disclosure of Portfolio Holdings.....................................   8
    Schedules of Investments/Summary Schedules of Portfolio Holdings.....
        Enhanced U.S. Large Company Portfolio............................  11
        U.S. Large Cap Value Portfolio...................................  15
        U.S. Targeted Value Portfolio....................................  16
        U.S. Small Cap Value Portfolio...................................  19
        U.S. Core Equity 1 Portfolio.....................................  22
        U.S. Core Equity 2 Portfolio.....................................  25
        U.S. Vector Equity Portfolio.....................................  28
        U.S. Small Cap Portfolio.........................................  31
        U.S. Micro Cap Portfolio.........................................  34
        DFA Real Estate Securities Portfolio.............................  37
        Large Cap International Portfolio................................  39
        International Core Equity Portfolio..............................  43
        International Small Company Portfolio............................  48
        Japanese Small Company Portfolio.................................  49
        Asia Pacific Small Company Portfolio.............................  49
        United Kingdom Small Company Portfolio...........................  50
        Continental Small Company Portfolio..............................  50
        DFA International Real Estate Securities Portfolio...............  51
        DFA Global Real Estate Securities Portfolio......................  55
        DFA International Small Cap Value Portfolio......................  56
        International Vector Equity Portfolio............................  61
        World ex U.S. Value Portfolio....................................  66
        Emerging Markets Portfolio.......................................  67
        Emerging Markets Small Cap Portfolio.............................  67
        Emerging Markets Value Portfolio.................................  68
        Emerging Markets Core Equity Portfolio...........................  69
    Statements of Assets and Liabilities.................................  74
    Statements of Operations.............................................  81
    Statements of Changes in Net Assets..................................  88
    Financial Highlights.................................................  97
    Notes to Financial Statements........................................ 113
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Disclosure of Fund Expenses.......................................... 140
    Disclosure of Portfolio Holdings..................................... 141
    Schedule of Investments..............................................
    Statement of Assets and Liabilities.................................. 148
    Statement of Operations.............................................. 149
    Statement of Changes in Net Assets................................... 150
    Financial Highlights................................................. 151
    Notes to Financial Statements........................................ 152

Table of Contents
Continued

                                                                        Page
                                                                        ----
   Dimensional Investment Group Inc.
      Disclosure of Fund Expenses...................................... 162
      Disclosure of Portfolio Holdings................................. 164
      Schedule of Investments/Summary Schedule of Portfolio Holdings...
          DFA International Value Portfolio............................ 165
          U.S. Large Company Portfolio................................. 166
      Statements of Assets and Liabilities............................. 169
      Statements of Operations......................................... 170
      Statements of Changes in Net Assets.............................. 171
      Financial Highlights............................................. 172
      Notes to Financial Statements.................................... 174
   The DFA Investment Trust Company
      Disclosure of Fund Expenses...................................... 186
      Disclosure of Portfolio Holdings................................. 188
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          The U.S. Large Cap Value Series.............................. 190
          The DFA International Value Series........................... 193
          The Japanese Small Company Series............................ 197
          The Asia Pacific Small Company Series........................ 200
          The United Kingdom Small Company Series...................... 203
          The Continental Small Company Series......................... 206
          The Canadian Small Company Series............................ 210
          The Emerging Markets Series.................................. 213
          The Emerging Markets Small Cap Series........................ 217
      Statements of Assets and Liabilities............................. 221
      Statements of Operations......................................... 223
      Statements of Changes in Net Assets.............................. 225
      Financial Highlights............................................. 228
      Notes to Financial Statements.................................... 233
   Dimensional Emerging Markets Value Fund
      Disclosure of Fund Expenses...................................... 243
      Disclosure of Portfolio Holdings................................. 244
      Summary Schedule of Portfolio Holdings........................... 245
      Statement of Assets and Liabilities.............................. 249
      Statement of Operations.......................................... 250
      Statements of Changes in Net Assets.............................. 251
      Financial Highlights............................................. 252
      Notes to Financial Statements.................................... 253
   Voting Proxies on Fund Portfolio Securities                          261
   Board Approval of Investment Advisory Agreements                     262

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
                 ADR       American Depositary Receipt
                 FNMA      Federal National Mortgage Association
                 GDR       Global Depositary Receipt
                 P.L.C.    Public Limited Company
                 REIT      Real Estate Investment Trust
                 SPDR      Standard & Poor's Depository Receipts

               Investment Footnotes
                 +         See Note B to Financial Statements.
                 ++        Securities have generally been fair
                           valued. See Note B to Financial
                           Statements.
                 **        Calculated as a percentage of total
                           net assets. Percentages shown
                           parenthetically next to the category
                           headings have been calculated as a
                           percentage of total investments.
                           "Other Securities" are those
                           securities that are not among the top
                           50 holdings of the Fund or do not
                           represent more than 1.0% of the net
                           assets of the Fund. Some of the
                           individual securities within this
                           category may Include Total or Partial
                           Securities on Loan and/or Non-Income
                           Producing Securities.
                 *         Non-Income Producing Securities.
                 #         Total or Partial Securities on Loan.
                 ^         Denominated in local currency or the
                           Euro, unless otherwise noted.
                 @         Security purchased with cash proceeds
                           from Securities on Loan.
                 (r)       The adjustable rate shown is
                           effective as of April 30, 2011.
                 (y)       The rate shown is the effective yield.
                 (g)       Face Amount denominated in British
                           Pounds.
                 (c)       Face Amount denominated in Canadian
                           Dollars.
                 (e)       Face Amount denominated in Euro.
                 (u)       Face Amount denominated in United
                           States Dollars.
                 ^^        Security segregated as collateral for
                           the Open Futures Contracts.
                 @@        Security segregated as collateral for
                           Swap Agreements.
                 (S)       Affiliated Fund.
                 ##        Par amount of collateral is a part of
                           a pooled collateral facility. Value
                           is indicative of the value allocated
                           to this Fund/Portfolio/Series as a
                           part of this facility.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

     All Statements, Schedules and Notes to Financial Statements
       --     Amounts designated as -- are either zero or rounded to zero.
       RIC    Registered Investment Company
       SEC    Securities and Exchange Commission
       (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you Incur ongoing costs, which Include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross Income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
 -                                      --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 Actual Fund Return....................
  Institutional Class Shares........... $1,000.00 $1,163.95    0.27%    $1.45
 Hypothetical 5% Annual Return.........
  Institutional Class Shares........... $1,000.00 $1,023.46    0.27%    $1.35

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/10  04/30/11    Ratio*   Period*
   -                                 --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,219.97    0.28%    $1.54
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.41    0.28%    $1.40

   U.S. Targeted Value Portfolio
   Actual Fund Return...............
    Class R1 Shares................. $1,000.00 $1,247.72    0.48%    $2.68
    Class R2 Shares................. $1,000.00 $1,245.48    0.63%    $3.51
    Institutional Class Shares...... $1,000.00 $1,247.39    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Class R1 Shares................. $1,000.00 $1,022.41    0.48%    $2.41
    Class R2 Shares................. $1,000.00 $1,021.67    0.63%    $3.16
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

   U.S. Small Cap Value Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,256.78    0.52%    $2.91
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,196.52    0.19%    $1.03
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,208.62    0.22%    $1.20
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.70    0.22%    $1.10

   U.S. Vector Equity Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,229.14    0.33%    $1.82
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.16    0.33%    $1.66

   U.S. Small Cap Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,252.58    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/10  04/30/11    Ratio*   Period*
-                                         --------- --------- ---------- --------
U.S. Micro Cap Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,239.93    0.53%    $2.94
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

DFA Real Estate Securities Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,156.94    0.33%    $1.76
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.16    0.33%    $1.66

Large Cap International Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,134.15    0.29%    $1.53
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.36    0.29%    $1.45

International Core Equity Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,155.09    0.39%    $2.08
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.86    0.39%    $1.96

International Small Company Portfolio***
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,176.36    0.55%    $2.97
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

Japanese Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,116.22    0.57%    $2.99
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.97    0.57%    $2.86

Asia Pacific Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,133.94    0.60%    $3.17
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/10  04/30/11    Ratio*   Period*
-                                                   --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,167.63    0.59%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

Continental Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,200.97    0.58%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.92    0.58%    $2.91

DFA International Real Estate Securities Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,135.92    0.42%    $2.22
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.71    0.42%    $2.11

DFA Global Real Estate Securities Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,148.29    0.41%    $2.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.76    0.41%    $2.06

DFA International Small Cap Value Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,201.65    0.70%    $3.82
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

International Vector Equity Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,168.28    0.53%    $2.85
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Value Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,136.48    0.60%    $3.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

Emerging Markets Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,115.34    0.60%    $3.15
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
-                                       --------- --------- ---------- --------
Emerging Markets Small Cap Portfolio**
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,062.08    0.76%    $3.89
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.03    0.76%    $3.81

Emerging Markets Value Portfolio**
Actual Fund Return.....................
 Class R2 Shares....................... $1,000.00 $1,089.27    0.85%    $4.40
 Institutional Class Shares............ $1,000.00 $1,093.01    0.59%    $3.06
Hypothetical 5% Annual Return..........
 Class R2 Shares....................... $1,000.00 $1,020.58    0.85%    $4.26
 Institutional Class Shares............ $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Core Equity Portfolio
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,092.35    0.65%    $3.37
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.57    0.65%    $3.26

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
-                                            -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           FIXED INCOME PORTFOLIO

                           Enhanced U.S. Large Company Portfolio
                           Corporate................  24.6%
                           Government...............  15.9%
                           Foreign Corporate........  18.5%
                           Foreign Government.......  33.6%
                           Supranational............   7.4%
                                                        ------
                                                     100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Targeted Value Portfolio
                     Consumer Discretionary........  15.7%
                     Consumer Staples..............   3.9%
                     Energy........................  11.8%
                     Financials....................  22.3%
                     Health Care...................   7.2%
                     Industrials...................  15.8%
                     Information Technology........  13.9%
                     Materials.....................   7.7%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   1.3%
                     Utilities.....................   0.4%
                                                    ------
                                                    100.0%

                        U.S. Small Cap Value Portfolio
                     Consumer Discretionary........  17.2%
                     Consumer Staples..............   3.0%
                     Energy........................  10.7%
                     Financials....................  20.4%
                     Health Care...................   6.5%
                     Industrials...................  18.9%
                     Information Technology........  14.9%
                     Materials.....................   7.8%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   0.4%
                     Utilities.....................   0.2%
                                                    ------
                                                    100.0%

                         U.S. Core Equity 1 Portfolio
                       Consumer Discretionary.....  13.3%
                       Consumer Staples...........   7.6%
                       Energy.....................  11.2%
                       Financials.................  16.0%
                       Health Care................  10.8%
                       Industrials................  13.3%
                       Information Technology.....  16.5%
                       Materials..................   5.4%
                       Other......................     --
                       Telecommunication Services.   2.5%
                       Utilities..................   3.4%
                                                   ------
                                                   100.0%

                         U.S. Core Equity 2 Portfolio
                     Consumer Discretionary........  14.1%
                     Consumer Staples..............   6.3%
                     Energy........................  12.1%
                     Financials....................  18.3%
                     Health Care...................  10.2%
                     Industrials...................  14.1%
                     Information Technology........  14.0%
                     Materials.....................   5.5%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   3.0%
                     Utilities.....................   2.4%
                                                    ------
                                                    100.0%

                           U.S. Micro Cap Portfolio
                     Consumer Discretionary........  15.3%
                     Consumer Staples..............   4.4%
                     Energy........................   5.1%
                     Financials....................  13.5%
                     Health Care...................  12.6%
                     Industrials...................  18.5%
                     Information Technology........  22.6%
                     Materials.....................   5.1%
                     Other.........................     --
                     Telecommunication Services....   1.4%
                     Utilities.....................   1.5%
                                                    ------
                                                    100.0%

                         U.S. Vector Equity Portfolio
                     Consumer Discretionary........  15.0%
                     Consumer Staples..............   5.1%
                     Energy........................  11.2%
                     Financials....................  23.5%
                     Health Care...................   8.4%
                     Industrials...................  14.1%
                     Information Technology........  12.9%
                     Materials.....................   5.9%
                     Other.........................     --
                     Telecommunication Services....   2.5%
                     Utilities.....................   1.4%
                                                    ------
                                                    100.0%

                     DFA Real Estate Securities Portfolio
                     Real Estate Investment Trusts. 100.0%
                                                    ------
                                                    100.0%

                           U.S. Small Cap Portfolio
                     Consumer Discretionary........  16.5%
                     Consumer Staples..............   3.6%
                     Energy........................   6.7%
                     Financials....................  13.2%
                     Health Care...................  10.6%
                     Industrials...................  18.3%
                     Information Technology........  21.4%
                     Materials.....................   6.0%
                     Other.........................     --
                     Telecommunication Services....   1.0%
                     Utilities.....................   2.7%
                                                    ------
                                                    100.0%

                      Large Cap International Portfolio
                     Consumer Discretionary........   9.6%
                     Consumer Staples..............   9.1%
                     Energy........................  10.2%
                     Financials....................  23.4%
                     Health Care...................   7.6%
                     Industrials...................  12.5%
                     Information Technology........   4.8%
                     Materials.....................  13.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   5.3%
                     Utilities.....................   4.4%
                                                    ------
                                                    100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       International Core Equity Portfolio
                       Consumer Discretionary......  13.0%
                       Consumer Staples............   6.4%
                       Energy......................   9.8%
                       Financials..................  24.3%
                       Health Care.................   4.4%
                       Industrials.................  16.6%
                       Information Technology......   5.7%
                       Materials...................  13.8%
                       Other.......................     --
                       Real Estate Investment
                        Trusts.....................     --
                       Telecommunication Services..   3.0%
                       Utilities...................   3.0%
                                                    ------
                                                    100.0%


                         DFA International Real Estate Securities
                               Portfolio
                         Financials...................   0.2%
                         Other........................   0.1%
                         Real Estate Investment
                          Trusts......................  99.7%
                                                         ------
                                                       100.0%


                     DFA International Small Cap Value Portfolio
                     Consumer Discretionary............  19.8%
                     Consumer Staples..................   5.0%
                     Energy............................   6.9%
                     Financials........................  17.2%
                     Health Care.......................   1.8%
                     Industrials.......................  23.7%
                     Information Technology............   5.1%
                     Materials.........................  19.6%
                     Other.............................     --
                     Real Estate Investment Trusts.....   0.1%
                     Telecommunication Services........   0.4%
                     Utilities.........................   0.4%
                                                         ------
                                                        100.0%

                       International Vector Equity Portfolio
                       Consumer Discretionary.......  14.8%
                       Consumer Staples.............   5.3%
                       Energy.......................   8.5%
                       Financials...................  22.8%
                       Health Care..................   4.0%
                       Industrials..................  18.7%
                       Information Technology.......   6.4%
                       Materials....................  15.5%
                       Other........................     --
                       Real Estate Investment
                        Trusts......................     --
                       Telecommunication Services...   2.2%
                       Utilities....................   1.8%
                                                      ------
                                                     100.0%

                       Emerging Markets Core Equity Portfolio
                       Consumer Discretionary........   9.9%
                       Consumer Staples..............   7.2%
                       Energy........................  11.5%
                       Financials....................  23.0%
                       Health Care...................   1.8%
                       Industrials...................  10.8%
                       Information Technology........  10.7%
                       Materials.....................  16.3%
                       Other.........................     --
                       Real Estate Investment
                        Trusts.......................   0.1%
                       Telecommunication Services....   5.1%
                       Utilities.....................   3.6%
                                                       ------
                                                      100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^       Value+
                                                -------       -----

                                                 (000)
         BONDS -- (74.5%)
         AUSTRALIA -- (0.4%)
         BHP Billiton Finance USA, Ltd.
         (u)4.800%, 04/15/13                       600   $   643,855
                                                         -----------

         AUSTRIA -- (4.3%)
         Asfinag
         (u)2.000%, 10/22/12                     3,650     3,728,431
         Oesterreichische Volksbanken AG
         (e)3.000%, 02/09/12                     1,600     2,388,063
         Oesterreichische Kontrollbank AG
         (u)4.750%, 10/16/12                     1,500     1,591,466
                                                         -----------

         TOTAL AUSTRIA.........................            7,707,960
                                                         -----------

         CANADA -- (16.5%)
         Alberta Capital Finance Authority
          5.850%, 06/01/12                      2,000      2,211,742
         Bank of Nova Scotia
         (u)2.250%, 01/22/13                     4,300     4,405,844
         British Columbia, Province of Canada
          5.500%, 04/24/13                      4,000      4,504,571
         Canada Mortgage & Housing Corp.
          5.500%, 06/01/12                      3,700      4,077,567
         Canadian Government Bond
          1.750%, 03/01/13                      3,800      4,019,690
         Canadian National Railway Co.
         (u)4.400%, 03/15/13                       600       637,882
         Canadian Natural Resources, Ltd.
         (u)5.150%, 02/01/13                       600       640,684
         Ontario, Province of Canada
          5.500%, 04/17/13                      4,000      4,483,336
         Toronto-Dominion Bank (The)
          4.854%, 02/13/13                      4,000      4,418,919
                                                         -----------

         TOTAL CANADA..........................           29,400,235
                                                         -----------

         DENMARK -- (3.9%)
         Denmark Government International Bond
         (u)1.875%, 03/16/12                     3,000     3,040,350
         FIH Erhvervsbank A.S.
         (u)2.450%, 08/17/12                     3,800     3,886,796
                                                         -----------

         TOTAL DENMARK.........................            6,927,146
                                                         -----------

                                               Face
                                              Amount^        Value+
                                              -------        -----

                                               (000)

         FINLAND -- (0.3%)
         Nordea Bank Finland P.L.C. Floating
          Rate Note
         (r)(u)0.791%, 02/07/13..............    500    $   501,225
                                                        -----------

         FRANCE -- (7.1%)
         Agence Francaise de Developpement
         (u)2.250%, 05/22/12                   2,500      2,538,745
         Caisse d'Amortissement de la Dette
          Sociale
         (u)2.250%, 07/06/12                   3,500      3,564,981
         (u)5.375%, 07/17/12                     500        529,309
         Societe Financement del'Economie
          Francaise
         (u)2.250%, 06/11/12                   1,500      1,529,319
         Total Capital SA
         (g)5.500%, 01/29/13                   2,500      4,439,729
                                                        -----------

         TOTAL FRANCE........................            12,602,083
                                                        -----------

         GERMANY -- (5.3%)
         Deutsche Bank AG
         (u)2.375%, 01/11/13                     600        612,533
         IKB Deutsche Industriebank AG
          2.875%, 01/27/12                    1,500       2,240,782
         Kreditanstalt fuer Wiederaufbau
         (u)2.250%, 04/16/12                   2,500      2,545,778
         Landeskreditbank Baden-Wuerttemberg
          Foerderbank
         (u)2.000%, 10/01/12                   4,000      4,076,252
                                                        -----------

         TOTAL GERMANY.......................             9,475,345
                                                        -----------

         JAPAN -- (3.7%)
         Development Bank of Japan
         (e)5.625%, 08/02/11                   1,500      2,241,711
         Japan Finance Corp.
         (u)2.000%, 06/24/11                   1,000      1,002,084
         (u)1.500%, 07/06/12                   2,000      2,009,442
         (u)2.125%, 11/05/12                   1,300      1,324,916
                                                        -----------

         TOTAL JAPAN.........................             6,578,153
                                                        -----------

         NETHERLANDS -- (3.2%)
         Bank Nederlandse Gemeenten
         (g)5.750%, 03/07/12                     521        902,767
         (u)1.875%, 03/01/13                   3,000      3,064,470

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                  Face
                                                 Amount^      Value+
           -                                     ------- -----------

                                                  (000)

           NETHERLANDS -- (Continued)
           Rabobank Nederland
           (u)3.000%, 09/18/12                    1,700  $ 1,747,071
                                                         -----------
           TOTAL NETHERLANDS....................           5,714,308
                                                         -----------

           SUPRANATIONAL ORGANIZATION
            OBLIGATIONS -- (6.8%)
           African Development Bank
           (c)4.850%, 07/24/12                    4,000    4,390,213
           Eurofima
           (u)5.125%, 08/02/12                    1,000    1,055,006
           (c)4.875%, 12/04/12                    2,500    2,750,190
           European Investment Bank
           (u)3.250%, 10/14/11                      800      810,726
           (u)4.625%, 03/21/12                    3,100    3,217,667
                                                         -----------

           TOTAL SUPRANATIONAL
            ORGANIZATION OBLIGATIONS                      12,223,802
                                                         -----------

           SWEDEN -- (1.5%)
           Kommuninvest I Sverige AB
           (u) 5.375%, 07/03/12                   2,600    2,746,325
                                                         -----------

           UNITED KINGDOM -- (2.4%)
           Barclays Bank P.L.C.
           (u)5.450%, 09/12/12                    4,000    4,239,548
                                                         -----------

           UNITED STATES -- (19.1%)
           American Express Bank FSB
            5.550%, 10/17/12                     $  600      636,443
           Anheuser-Busch Cos., Inc.
            4.375%, 01/15/13                        700      737,988
           AT&T, Inc.
            4.950%, 01/15/13                        600      639,010
           Avery Dennison Corp.
            4.875%, 01/15/13                        600      631,136
           Bank of New York Mellon Corp. (The)
            4.500%, 04/01/13                      3,000    3,204,939
           BlackRock, Inc.
            2.250%, 12/10/12                        600      613,124
           Caterpillar Financial Services Corp.
            2.000%, 04/05/13                        250      255,473
           CenterPoint Energy Resources Corp.
            7.875%, 04/01/13                        600      670,798

                                                    Face
                                                   Amount     Value+
           -                                       ------ ----------

                                                   (000)

           UNITED STATES -- (Continued)
           Citigroup, Inc.
            5.300%, 10/17/12                       $1,400 $1,478,494
           Comcast Cable Communications Holdings,
            Inc.
            8.375%, 03/15/13                          600    676,558
           Computer Sciences Corp.
            5.000%, 02/15/13                          600    634,669
           Dominion Resources, Inc.
            5.000%, 03/15/13                          600    642,203
           Dow Chemical Co. (The)
            6.000%, 10/01/12                          385    410,740
           Enterprise Products Operating LLC
            6.375%, 02/01/13                          664    717,921
           General Electric Capital Corp.
            6.000%, 06/15/12                          800    845,952
            2.800%, 01/08/13                        2,000  2,053,090
           General Electric Co.
            5.000%, 02/01/13                        1,500  1,601,370
           Goldman Sachs Group, Inc.(The)
            5.450%, 11/01/12                        1,360  1,444,879
           Hewlett-Packard Co.
            4.500%, 03/01/13                          600    639,841
           Historic TW, Inc.
            9.125%, 01/15/13                          600    675,243
           HSBC Finance Corp.
            6.375%, 11/27/12                          600    645,965
           John Deere Capital Corp.
            4.500%, 04/03/13                          700    746,941
           JPMorgan Chase & Co.
            5.375%, 10/01/12                          800    848,847
           Kroger Co. (The)
            5.500%, 02/01/13                          600    642,325
           Merrill Lynch & Co., Inc.
            5.450%, 02/05/13                        1,400  1,490,093
           Morgan Stanley
            5.300%, 03/01/13                        1,400  1,493,828
           Nisource Finance Corp.
            6.150%, 03/01/13                          600    650,121
           Pitney Bowes, Inc.
            4.625%, 10/01/12                          600    628,284
           Prudential Financial, Inc.
            5.150%, 01/15/13                          600    635,201
           SunTrust Banks, Inc.
            5.250%, 11/05/12                          500    526,433
           TD Ameritrade Holding Corp.
            2.950%, 12/01/12                          700    715,869

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                Face
                                               Amount        Value+
                                               ------        -----

                                               (000)

             UNITED STATES -- (Continued)
             UnitedHealth Group, Inc.
              5.500%, 11/15/12                 $   250 $    267,442
             Verizon Communications, Inc.
              4.350%, 02/15/13                     600      634,029
             Wal-Mart Stores, Inc.
              4.250%, 04/15/13                   4,095    4,363,874
             Wells Fargo Bank & Co.
              4.375%, 01/31/13                     500      527,862
                                                       ------------

             TOTAL UNITED STATES..............           34,026,985
                                                       ------------
             TOTAL BONDS......................          132,786,970
                                                       ------------
             AGENCY OBLIGATIONS -- (11.8%)
             Federal Home Loan Bank
              1.500%, 01/16/13                   2,000    2,030,678
             Federal Home Loan Mortgage
              Corporation
              0.375%, 11/30/12                   2,000    1,995,108
              1.625%, 04/15/13                   3,000    3,056,226
             Federal Home Loan Mortgage
              Corporation Discount Notes
             (y)^^ 0.061%, 06/06/11...........   4,000    3,999,924
             (y)^^ 0.045%, 06/07/11...........  10,000    9,999,800
                                                       ------------

             TOTAL AGENCY OBLIGATIONS.........           21,081,736
                                                       ------------

             COMMERCIAL PAPER -- (7.0%)
             Caisse Cent Desjardins Du Quebec
              0.250%, 05/02/11                   3,000    2,999,979
             Eksportfinans ASA
              0.120%, 05/19/11                   3,500    3,499,790
             KFW International Finance, Inc.
              0.200%, 06/24/11                   2,000    1,999,560
             Nestle Capital Corp.
              0.170%, 06/30/11                   4,000    3,999,036
                                                       ------------

             TOTAL COMMERCIAL PAPER...........           12,498,365
                                                       ------------

                                                   Shares        Value+
         -                                         ------        -----
         EXCHANGE-TRADED FUND -- (3.4%)
         UNITED STATES -- (3.4%)
           SPDR Trust Series I.................    44,100    $6,021,414
                                                           ------------
         TEMPORARY CASH INVESTMENTS -- (3.3%)
           BlackRock Liquidity Funds Tempcash
            Portfolio - Institutional Shares... 5,938,000     5,938,000
                                                           ------------

         TOTAL INVESTMENTS -- (100.0%)
          (Cost $173,885,278)                              $178,326,485
                                                           ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
 -                             ----------------------------------------------

                                   Investment in Securities (Market Value)
 -                             ----------------------------------------------
                                 Level 1      Level 2    Level 3     Total
 -                             ----------- ------------  ------- ------------
 Bonds........................          -- $132,786,970    --    $132,786,970
 Agency Obligations...........          --   21,081,736    --      21,081,736
 Commercial Paper.............          --   12,498,365    --      12,498,365
 Exchange-Traded Fund......... $ 6,021,414           --    --       6,021,414
 Temporary Cash Investments...   5,938,000           --    --       5,938,000
 Forward Currency Contracts**.          --   (1,359,373)   --      (1,359,373)
 Futures Contracts**..........   5,421,825           --    --       5,421,825
                               ----------- ------------    --    ------------
 TOTAL........................ $17,381,239 $165,007,698    --    $182,388,937
                               =========== ============    ==    ============

 **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----

     AFFILIATED INVESTMENT COMPANY -- (100.0%)

     Investment in The U.S. Large Cap Value Series of
       The DFA Investment Trust Company                      $8,133,769,482
                                                             --------------

        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,528,588,546)............................. $8,133,769,482
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
 COMMON STOCKS -- (89.4%)...............
 Consumer Discretionary -- (14.0%)......
   #Dillard's, Inc. Class A.............   240,649 $ 11,555,965       0.4%
   Foot Locker, Inc.....................   476,481   10,253,871       0.3%
  #*GameStop Corp. Class A..............   397,119   10,198,016       0.3%
   *Liberty Media Corp. Capital Class A.   139,435   11,471,317       0.4%
   *Mohawk Industries, Inc..............   210,899   12,662,376       0.4%
   *Toll Brothers, Inc..................   509,058   10,695,309       0.4%
   Other Securities.....................            408,675,956      13.5%
                                                   ------------      -----
 Total Consumer Discretionary...........            475,512,810      15.7%
                                                   ------------      -----

 Consumer Staples -- (3.5%).............
   *Constellation Brands, Inc. Class A..   572,827   12,825,597       0.4%
   *Ralcorp Holdings, Inc...............   166,665   12,966,537       0.4%
   *Smithfield Foods, Inc...............   512,700   12,079,212       0.4%
   Other Securities.....................             79,880,399       2.7%
                                                   ------------      -----
 Total Consumer Staples.................            117,751,745       3.9%
                                                   ------------      -----

 Energy -- (10.6%)......................
   *Complete Production Services, Inc...   293,989    9,977,987       0.3%
   Patterson-UTI Energy, Inc............   424,189   13,196,520       0.4%
   Pioneer Natural Resources Co.........   129,564   13,245,328       0.4%
   *Plains Exploration & Production Co..   372,012   14,151,336       0.5%
   *Rowan Cos., Inc.....................   419,159   17,478,930       0.6%
   Sunoco, Inc..........................   321,586   13,718,859       0.5%
   *Tesoro Petroleum Corp...............   480,279   13,025,166       0.4%
   #Tidewater, Inc......................   169,501   10,087,005       0.3%
   Other Securities.....................            253,287,715       8.4%
                                                   ------------      -----
 Total Energy...........................            358,168,846      11.8%
                                                   ------------      -----

 Financials -- (19.9%)..................
   *American Capital, Ltd............... 1,070,676   10,995,843       0.4%
   American Financial Group, Inc........   350,630   12,542,035       0.4%
   Assurant, Inc........................   305,492   12,128,032       0.4%
   Axis Capital Holdings, Ltd...........   403,451   14,266,027       0.5%
   *E*Trade Financial Corp..............   671,527   10,905,598       0.3%
   *NASDAQ OMX Group, Inc. (The)........   540,725   14,653,648       0.5%
   *Popular, Inc........................ 3,226,677   10,164,033       0.3%
   Reinsurance Group of America, Inc....   236,355   14,961,272       0.5%
   Transatlantic Holdings, Inc..........   204,165   10,063,293       0.3%
   Validus Holdings, Ltd................   344,953   11,224,771       0.4%
   #Zions Bancorporation................   446,096   10,907,047       0.4%
   Other Securities.....................            540,075,306      17.8%
                                                   ------------      -----
 Total Financials.......................            672,886,905      22.2%
                                                   ------------      -----

 Health Care -- (6.4%)..................
   *Coventry Health Care, Inc...........   467,075   15,072,510       0.5%
   *HealthSpring, Inc...................   272,795   11,318,265       0.4%
   *Hologic, Inc........................   462,432   10,182,753       0.3%
   #Omnicare, Inc.......................   365,815   11,493,907       0.4%
   Other Securities.....................            168,380,384       5.5%
                                                   ------------      -----
 Total Health Care......................            216,447,819       7.1%
                                                   ------------      -----

 Industrials -- (14.1%).................
  #*Avis Budget Group, Inc..............   578,582   10,969,915       0.4%
  #*General Cable Corp..................   211,820   10,273,270       0.3%
   *Owens Corning, Inc..................   350,045   13,245,703       0.4%
   #Trinity Industries, Inc.............   284,198   10,287,968       0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                 Percentage
                                                                                      Shares         Value+ of Net Assets**
                                                                                      ------         -----  ---------------
Industrials -- (Continued).....................................................
  Other Securities.............................................................              $  432,674,078      14.3%
                                                                                             --------------      ----
Total Industrials..............................................................                 477,450,934      15.8%
                                                                                             --------------      ----

Information Technology -- (12.4%)..............................................
  *Arrow Electronics, Inc......................................................      350,552     15,981,666       0.5%
  *Fairchild Semiconductor International, Inc..................................      551,477     11,564,473       0.4%
  *IAC/InterActiveCorp.........................................................      329,849     11,910,847       0.4%
  *Ingram Micro, Inc. Class A..................................................      529,613      9,919,651       0.3%
  *International Rectifier Corp................................................      300,671     10,391,190       0.3%
  *Tech Data Corp..............................................................      261,278     13,881,700       0.5%
  Other Securities.............................................................                 346,083,082      11.4%
                                                                                             --------------      ----
Total Information Technology...................................................                 419,732,609      13.8%
                                                                                             --------------      ----

Materials -- (6.9%)............................................................
  Ashland, Inc.................................................................      213,705     13,266,806       0.4%
  *Century Aluminum Co.........................................................      556,132     11,111,517       0.4%
  *Coeur d'Alene Mines Corp....................................................      329,341     10,443,403       0.3%
  Domtar Corp..................................................................      117,487     10,928,641       0.4%
  MeadWestavco Corp............................................................      402,152     13,548,501       0.4%
  Reliance Steel & Aluminum Co.................................................      209,025     11,832,905       0.4%
  Westlake Chemical Corp.......................................................      164,151     10,776,513       0.4%
  Other Securities.............................................................                 150,593,899       5.0%
                                                                                             --------------      ----
Total Materials................................................................                 232,502,185       7.7%
                                                                                             --------------      ----

Other -- (0.0%)................................................................
  Other Securities.............................................................                          --       0.0%
                                                                                             --------------      ----

Real Estate Investment Trusts -- (0.0%)........................................
  Other Securities.............................................................                         471       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.2%)...........................................
  *MetroPCS Communications, Inc................................................      720,666     12,128,809       0.4%
  Other Securities.............................................................                  27,603,649       0.9%
                                                                                             --------------      ----
Total Telecommunication Services...............................................                  39,732,458       1.3%
                                                                                             --------------      ----

Utilities -- (0.4%)............................................................
  Other Securities.............................................................                  13,172,530       0.4%
                                                                                             --------------      ----
TOTAL COMMON STOCKS............................................................               3,023,359,312      99.7%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)......................................................
  Other Securities.............................................................                      66,032       0.0%
                                                                                             --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.2%)...........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..........    6,507,055      6,507,055       0.2%
                                                                                             --------------      ----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (10.4%).......................................
(S)@DFA Short Term Investment Fund.............................................  352,488,661    352,488,661      11.6%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by
 $1,040,164 FNMA 3.500%, 02/01/26, valuedat $1,045,840) to be repurchased at
 $1,015,383.................................................................... $      1,015      1,015,378       0.1%
                                                                                             --------------      ----

TOTAL SECURITIES LENDING COLLATERAL............................................                 353,504,039      11.7%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $2,715,506,595)         $3,383,436,438     111.6%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  475,512,810           --   --    $  475,512,810
  Consumer Staples..............    117,663,397 $     88,348   --       117,751,745
  Energy........................    358,168,846           --   --       358,168,846
  Financials....................    672,886,905           --   --       672,886,905
  Health Care...................    216,447,819           --   --       216,447,819
  Industrials...................    477,272,288      178,646   --       477,450,934
  Information Technology........    419,732,609           --   --       419,732,609
  Materials.....................    232,502,185           --   --       232,502,185
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            471           --   --               471
  Telecommunication Services....     39,732,458           --   --        39,732,458
  Utilities.....................     13,172,530           --   --        13,172,530
Rights/Warrants.................         35,727       30,305   --            66,032
Temporary Cash Investments......      6,507,055           --   --         6,507,055
Securities Lending Collateral...             --  353,504,039   --       353,504,039
                                 -------------- ------------   --    --------------
TOTAL........................... $3,029,635,100 $353,801,338   --    $3,383,436,438
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                             Shares         Value+ of Net Assets**
                                             ------         -----  ---------------
COMMON STOCKS -- (83.3%)
Consumer Discretionary -- (14.3%)
  #American Greetings Corp. Class A       1,790,470 $   44,045,562       0.6%
 #*Cabela's, Inc.                         1,608,803     41,088,829       0.5%
  #Dillard's, Inc. Class A                1,637,833     78,648,741       1.0%
 #*Gaylord Entertainment Co.              1,237,351     44,383,780       0.6%
 #*Iconix Brand Group, Inc.               1,499,001     36,710,534       0.5%
 #*Penske Automotive Group, Inc.          1,718,788     38,638,354       0.5%
  #Rent-A-Center, Inc.                    1,421,975     43,299,139       0.5%
 #*Saks, Inc.                             3,558,394     42,558,392       0.5%
  #Scholastic Corp.                       1,528,917     40,179,939       0.5%
  Other Securities                                     959,095,362      12.0%
                                                    --------------      -----
Total Consumer Discretionary                         1,368,648,632      17.2%
                                                    --------------      -----

Consumer Staples -- (2.5%)
  *Hain Celestial Group, Inc.             1,311,686     44,610,441       0.6%
  Other Securities                                     191,147,125       2.4%
                                                    --------------      -----
Total Consumer Staples                                 235,757,566       3.0%
                                                    --------------      -----

Energy -- (8.9%)
  *Bristow Group, Inc.                      994,046     46,123,734       0.6%
  *Complete Production Services, Inc.     1,711,791     58,098,187       0.7%
 #*Exterran Holdings, Inc.                1,702,183     36,954,393       0.5%
  #Frontier Oil Corp.                     1,949,845     54,478,669       0.7%
  *Helix Energy Solutions Group, Inc.     2,847,335     53,900,052       0.7%
  #SEACOR Holdings, Inc.                    362,962     35,871,534       0.4%
  Other Securities                                     569,182,547       7.1%
                                                    --------------      -----
Total Energy                                           854,609,116      10.7%
                                                    --------------      -----

Financials -- (17.0%)
  *American Capital, Ltd.                 5,107,942     52,458,564       0.7%
  *CNO Financial Group, Inc.              6,898,490     55,601,829       0.7%
  #Delphi Financial Group, Inc. Class A   1,255,156     40,102,234       0.5%
  #First Niagara Financial Group, Inc.    3,515,047     50,616,677       0.6%
 #*MBIA, Inc.                             3,747,338     38,672,528       0.5%
 #*PHH Corp.                              1,742,188     37,387,354       0.5%
  #Provident Financial Services, Inc.     2,445,306     35,505,843       0.4%
  Unitrin, Inc.                           1,286,803     38,912,923       0.5%
  #Webster Financial Corp.                1,739,823     37,440,991       0.5%
  Other Securities                                   1,242,110,408      15.6%
                                                    --------------      -----
Total Financials                                     1,628,809,351      20.5%
                                                    --------------      -----

Health Care -- (5.5%)
  Cooper Cos., Inc.                         613,518     45,952,498       0.6%
 #*HealthSpring, Inc.                       953,190     39,547,853       0.5%
 #*Kindred Healthcare, Inc.               1,507,380     38,016,124       0.5%
 #*LifePoint Hospitals, Inc.              1,678,385     69,837,600       0.9%
  #Universal American Corp.               1,561,190     36,063,489       0.4%
  *Viropharma, Inc.                       1,994,826     38,480,194       0.5%
  Other Securities                                     254,130,969       3.2%
                                                    --------------      -----
Total Health Care                                      522,028,727       6.6%
                                                    --------------      -----

Industrials -- (15.8%)
  #Alexander & Baldwin, Inc.              1,143,809     60,278,734       0.8%
  *Amerco, Inc.                             347,357     35,333,154       0.4%
 #*Avis Budget Group, Inc.                2,820,428     53,475,315       0.7%
  *Esterline Technologies Corp.           1,023,870     73,513,866       0.9%
  #GATX Corp.                             1,412,629     59,711,828       0.8%

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                                                                               Percentage
                                                                                    Shares         Value+ of Net Assets**
                                                                                    ------         -----  ---------------

Industrials -- (Continued)..................................................
 #*General Cable Corp.......................................................       824,297 $   39,978,404       0.5%
  Seaboard Corp.............................................................        18,889     45,088,043       0.6%
  #Trinity Industries, Inc..................................................     1,795,262     64,988,484       0.8%
  Other Securities..........................................................                1,078,663,576      13.5%
                                                                                           --------------     ------
Total Industrials...........................................................                1,511,031,404      19.0%
                                                                                           --------------     ------

Information Technology -- (12.4%)...........................................
  *Benchmark Electronics, Inc...............................................     2,751,881     46,506,789       0.6%
  *Coherent, Inc............................................................       834,432     52,160,344       0.7%
  *Convergys Corp...........................................................     2,652,794     38,465,513       0.5%
  *Fairchild Semiconductor International, Inc...............................     3,188,035     66,853,094       0.8%
  MKS Instruments, Inc......................................................     1,789,749     50,793,077       0.6%
 #*Skyworks Solutions, Inc..................................................     1,385,062     43,574,051       0.5%
 #*Vishay Intertechnology, Inc..............................................     3,162,160     60,334,013       0.8%
  Other Securities..........................................................                  831,777,509      10.4%
                                                                                           --------------     ------
Total Information Technology................................................                1,190,464,390      14.9%
                                                                                           --------------     ------

Materials -- (6.5%).........................................................
  *Century Aluminum Co......................................................     2,488,528     49,720,789       0.6%
  *Coeur d'Alene Mines Corp.................................................     1,879,971     59,613,880       0.8%
 #*Louisiana-Pacific Corp...................................................     3,774,683     35,104,552       0.4%
  #Westlake Chemical Corp...................................................     1,654,024    108,586,676       1.4%
  Other Securities..........................................................                  370,192,401       4.6%
                                                                                           --------------     ------
Total Materials.............................................................                  623,218,298       7.8%
                                                                                           --------------     ------

Other -- (0.0%).............................................................
  Other Securities..........................................................                        6,633       0.0%
                                                                                           --------------     ------

Real Estate Investment Trusts -- (0.0%).....................................
  Other Securities..........................................................                        2,061       0.0%
                                                                                           --------------     ------

Telecommunication Services -- (0.3%)........................................
  Other Securities..........................................................                   27,672,839       0.3%
                                                                                           --------------     ------

Utilities -- (0.1%).........................................................
  Other Securities..........................................................                   11,993,925       0.1%
                                                                                           --------------     ------
TOTAL COMMON STOCKS.........................................................                7,974,242,942     100.1%
                                                                                           --------------     ------
RIGHTS/WARRANTS -- (0.0%)...................................................
  Other Securities..........................................................                    1,007,772       0.0%
                                                                                           --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.......    10,913,076     10,913,076       0.1%
                                                                                           --------------     ------

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                ------
                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (16.6%)....................................
(S)@DFA Short Term Investment Fund.......................................... 1,584,011,499  1,584,011,499      19.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11..................
  (Collateralized by $4,674,280 FNMA 3.500%, 02/01/26, valuedat $4,699,788).
  to be repurchased at $4,562,923...........................................        $4,563      4,562,900       0.1%
                                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL.........................................                1,588,574,399      20.0%
                                                                                           --------------     ------

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $7,993,881,748)         $9,574,738,189     120.2%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                                 ----------------------------------------------------

                                       Investment in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $1,368,648,632             --   --    $1,368,648,632
  Consumer Staples..............    235,721,090 $       36,476   --       235,757,566
  Energy........................    854,609,116             --   --       854,609,116
  Financials....................  1,628,747,827         61,524   --     1,628,809,351
  Health Care...................    521,272,940        755,787   --       522,028,727
  Industrials...................  1,510,690,564        340,840   --     1,511,031,404
  Information Technology........  1,190,464,390             --   --     1,190,464,390
  Materials.....................    623,218,298             --   --       623,218,298
  Other.........................             --          6,633   --             6,633
  Real Estate Investment Trusts.          2,061             --   --             2,061
  Telecommunication Services....     27,672,839             --   --        27,672,839
  Utilities.....................     11,993,925             --   --        11,993,925
Rights/Warrants.................         95,033        912,739   --         1,007,772
Temporary Cash Investments......     10,913,076             --   --        10,913,076
Securities Lending Collateral...             --  1,588,574,399   --     1,588,574,399
                                 -------------- --------------   --    --------------
TOTAL........................... $7,984,049,791 $1,590,688,398   --    $9,574,738,189
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                   Percentage
                                          Shares       Value+ of Net Assets**
                                          ------       -----  ---------------
  COMMON STOCKS -- (92.2%)
  Consumer Discretionary -- (12.3%)
    *Amazon.com, Inc..................    55,780 $ 10,960,770       0.3%
    Comcast Corp. Class A.............   444,809   11,671,788       0.3%
    *DIRECTV Class A..................   220,510   10,714,581       0.3%
    Home Depot, Inc...................   244,063    9,064,500       0.2%
    McDonald's Corp...................   140,351   10,990,887       0.3%
    Time Warner, Inc..................   237,277    8,983,307       0.2%
    Walt Disney Co. (The).............   390,582   16,834,084       0.5%
    Other Securities..................            424,273,044      11.2%
                                                 ------------      -----
  Total Consumer Discretionary........            503,492,961      13.3%
                                                 ------------      -----

  Consumer Staples -- (7.0%)..........
    Coca-Cola Co. (The)...............   299,214   20,184,976       0.5%
    CVS Caremark Corp.................   290,603   10,531,453       0.3%
    Kraft Foods, Inc. Class A.........   365,426   12,271,005       0.3%
    PepsiCo, Inc......................   233,659   16,096,769       0.4%
    Philip Morris International, Inc..   257,447   17,877,120       0.5%
    Procter & Gamble Co. (The)........   378,459   24,561,989       0.7%
    Wal-Mart Stores, Inc..............   499,081   27,439,473       0.7%
    Other Securities..................            158,808,803       4.2%
                                                 ------------      -----
  Total Consumer Staples..............            287,771,588       7.6%
                                                 ------------      -----

  Energy -- (10.3%)...................
    Apache Corp.......................    77,286   10,307,634       0.3%
    Chevron Corp......................   428,110   46,852,358       1.2%
    ConocoPhillips....................   296,061   23,368,095       0.6%
    Devon Energy Corp.................   103,309    9,401,119       0.3%
    Exxon Mobil Corp..................   674,925   59,393,400       1.6%
    Occidental Petroleum Corp.........   113,741   12,999,459       0.3%
    Schlumberger, Ltd.................   204,389   18,343,913       0.5%
    Other Securities..................            240,800,932       6.3%
                                                 ------------      -----
  Total Energy........................            421,466,910      11.1%
                                                 ------------      -----

  Financials -- (14.7%)...............
    Bank of America Corp.............. 1,864,148   22,891,737       0.6%
    *Berkshire Hathaway, Inc..........   131,025   10,914,382       0.3%
    *Citigroup, Inc................... 5,989,288   27,490,832       0.7%
    Goldman Sachs Group, Inc. (The)...   103,629   15,649,015       0.4%
    JPMorgan Chase & Co...............   860,699   39,273,695       1.0%
    MetLife, Inc......................   211,259    9,884,809       0.3%
    U.S. Bancorp......................   434,986   11,231,339       0.3%
    Wells Fargo & Co.................. 1,073,360   31,245,510       0.8%
    Other Securities..................            434,107,137      11.5%
                                                 ------------      -----
  Total Financials....................            602,688,456      15.9%
                                                 ------------      -----

  Health Care -- (10.0%)..............
    Abbott Laboratories...............   203,058   10,567,138       0.3%
    Johnson & Johnson.................   372,316   24,468,608       0.6%
    Merck & Co., Inc..................   454,964   16,355,956       0.4%
    Pfizer, Inc....................... 1,749,123   36,661,618       1.0%
    UnitedHealth Group, Inc...........   235,483   11,592,828       0.3%
    Other Securities..................            307,942,221       8.1%
                                                 ------------      -----
  Total Health Care...................            407,588,369      10.7%
                                                 ------------      -----

  Industrials -- (12.3%)..............
    3M Co.............................   101,394    9,856,511       0.2%
    Caterpillar, Inc..................    93,176   10,753,442       0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED



                                                                                              Shares         Value+
                                                                                              ------         -----
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................   2,341,740 $   47,888,583
  Union Pacific Corp....................................................................     107,688     11,142,477
  United Technologies Corp..............................................................     122,099     10,937,628
  Other Securities......................................................................                412,453,737
                                                                                                     --------------
Total Industrials.......................................................................                503,032,378
                                                                                                     --------------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................     118,753     41,353,357
  Cisco Sytems, Inc.....................................................................     718,867     12,623,305
  *Google, Inc..........................................................................      35,402     19,262,228
  Hewlett-Packard Co....................................................................     447,680     18,072,842
  Intel Corp............................................................................     963,439     22,342,150
  International Business Machines Corp..................................................     179,866     30,681,542
  Microsoft Corp........................................................................   1,104,256     28,732,741
  Oracle Corp...........................................................................     604,998     21,810,178
  QUALCOMM, Inc.........................................................................     237,807     13,516,950
  Other Securities......................................................................                414,037,331
                                                                                                     --------------
Total Information Technology............................................................                622,432,624
                                                                                                     --------------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................                201,806,249
                                                                                                     --------------

Other -- (0.0%).........................................................................
  Other Securities......................................................................                         --
                                                                                                     --------------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................   1,253,560     39,010,787
  Verizon Communications, Inc...........................................................     628,388     23,740,499
  Other Securities......................................................................                 33,142,543
                                                                                                     --------------
Total Telecommunication Services........................................................                 95,893,829
                                                                                                     --------------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................                128,337,436
                                                                                                     --------------
TOTAL COMMON STOCKS.....................................................................              3,774,510,800
                                                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................                    171,559
                                                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................  31,671,641     31,671,641
                                                                                                     --------------

                                                                                           Shares/
                                                                                            Face
                                                                                           Amount
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund...................................................... 285,211,616    285,211,616
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............        $822        821,580
                                                                                                     --------------

TOTAL SECURITIES LENDING COLLATERAL.....................................................                286,033,196
                                                                                                     --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................             $4,092,387,196
                                                                                                     ==============

                                                                                              Percentage
                                                                                         of Net Assets**
                                                                                         ---------------
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................       1.2%
  Union Pacific Corp....................................................................       0.3%
  United Technologies Corp..............................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Industrials.......................................................................      13.2%
                                                                                             ------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................       1.1%
  Cisco Sytems, Inc.....................................................................       0.3%
  *Google, Inc..........................................................................       0.5%
  Hewlett-Packard Co....................................................................       0.5%
  Intel Corp............................................................................       0.6%
  International Business Machines Corp..................................................       0.8%
  Microsoft Corp........................................................................       0.8%
  Oracle Corp...........................................................................       0.6%
  QUALCOMM, Inc.........................................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Information Technology............................................................      16.4%
                                                                                             ------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................       5.3%
                                                                                             ------

Other -- (0.0%).........................................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................       1.0%
  Verizon Communications, Inc...........................................................       0.6%
  Other Securities......................................................................       0.9%
                                                                                             ------
Total Telecommunication Services........................................................       2.5%
                                                                                             ------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................       3.4%
                                                                                             ------
TOTAL COMMON STOCKS.....................................................................      99.4%
                                                                                             ------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................       0.8%
                                                                                             ------





SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund......................................................       7.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............       0.1%
                                                                                             ------

TOTAL SECURITIES LENDING COLLATERAL.....................................................       7.6%
                                                                                             ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................     107.8%
                                                                                             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  503,492,961           --   --    $  503,492,961
  Consumer Staples............    287,750,944 $     20,644   --       287,771,588
  Energy......................    421,466,910           --   --       421,466,910
  Financials..................    602,662,113       26,343   --       602,688,456
  Health Care.................    407,561,837       26,532   --       407,588,369
  Industrials.................    502,982,087       50,291   --       503,032,378
  Information Technology......    622,432,624           --   --       622,432,624
  Materials...................    201,806,249           --   --       201,806,249
  Other.......................             --           --   --                --
  Telecommunication Services..     95,893,829           --   --        95,893,829
  Utilities...................    128,337,436           --   --       128,337,436
Rights/Warrants...............        152,218       19,341   --           171,559
Temporary Cash Investments....     31,671,641           --   --        31,671,641
Securities Lending Collateral.             --  286,033,196   --       286,033,196
                               -------------- ------------   --    --------------

TOTAL......................... $3,806,210,849 $286,176,347   --    $4,092,387,196
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                          Shares         Value+ of Net Assets**
                                          ------         -----  ---------------

COMMON STOCKS -- (91.8%)..............
Consumer Discretionary -- (13.0%).....
  Comcast Corp. Class A...............   905,103 $   23,749,903       0.4%
  Lowe's Cos., Inc....................   606,612     15,923,565       0.3%
  News Corp. Class A..................   788,576     14,052,424       0.2%
  Time Warner, Inc....................   505,637     19,143,417       0.3%
  Walt Disney Co. (The)...............   796,924     34,347,424       0.6%
  Other Securities....................              758,912,127      12.3%
                                                 --------------      -----
Total Consumer Discretionary..........              866,128,860      14.1%
                                                 --------------      -----

Consumer Staples -- (5.7%)............
  CVS Caremark Corp...................   602,186     21,823,221       0.4%
  Kraft Foods, Inc. Class A...........   758,296     25,463,580       0.4%
  PepsiCo, Inc........................   187,890     12,943,742       0.2%
  Procter & Gamble Co. (The)..........   602,031     39,071,812       0.6%
  Wal-Mart Stores, Inc................   470,085     25,845,273       0.4%
  Other Securities....................              257,781,039       4.2%
                                                 --------------      -----
Total Consumer Staples................              382,928,667       6.2%
                                                 --------------      -----

Energy -- (11.1%).....................
  Anadarko Petroleum Corp.............   221,015     17,446,924       0.3%
  Apache Corp.........................   161,279     21,509,780       0.3%
  Chevron Corp........................   870,961     95,317,972       1.5%
  ConocoPhillips......................   621,821     49,080,332       0.8%
  Devon Energy Corp...................   179,429     16,328,039       0.3%
  Exxon Mobil Corp....................   865,623     76,174,824       1.2%
  Marathon Oil Corp...................   312,619     16,893,931       0.3%
  National-Oilwell, Inc...............   183,838     14,098,536       0.2%
  Occidental Petroleum Corp...........   173,068     19,779,942       0.3%
  Schlumberger, Ltd...................   177,195     15,903,251       0.3%
  Other Securities....................              398,747,462       6.5%
                                                 --------------      -----
Total Energy..........................              741,280,993      12.0%
                                                 --------------      -----

Financials -- (16.8%).................
  Bank of America Corp................ 4,072,969     50,016,059       0.8%
  Bank of New York Mellon Corp. (The).   547,488     15,855,252       0.3%
  *Citigroup, Inc..................... 6,270,597     28,782,040       0.5%
  Goldman Sachs Group, Inc. (The).....   215,233     32,502,335       0.5%
  JPMorgan Chase & Co................. 1,758,487     80,239,762       1.3%
  MetLife, Inc........................   417,085     19,515,407       0.3%
  Morgan Stanley......................   605,703     15,839,133       0.3%
  PNC Financial Services Group, Inc...   232,284     14,480,585       0.2%
  Prudential Financial, Inc...........   209,753     13,302,535       0.2%
  Travelers Cos., Inc. (The)..........   240,418     15,213,651       0.2%
  U.S. Bancorp........................   816,801     21,089,802       0.3%
  Wells Fargo & Co.................... 2,251,097     65,529,434       1.1%
  Other Securities....................              748,588,026      12.2%
                                                 --------------      -----
Total Financials......................            1,120,954,021      18.2%
                                                 --------------      -----

Health Care -- (9.3%).................
  Johnson & Johnson...................   334,716     21,997,536       0.3%
  Merck & Co., Inc....................   591,992     21,282,112       0.3%
  Pfizer, Inc......................... 3,406,208     71,394,120       1.2%
  UnitedHealth Group, Inc.............   491,713     24,207,031       0.4%
  WellPoint, Inc......................   211,328     16,227,877       0.3%
  Other Securities....................              470,071,433       7.6%
                                                 --------------      -----
Total Health Care.....................              625,180,109      10.1%
                                                 --------------      -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                Shares         Value+
                                                                                                ------         -----

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................     166,800 $   13,125,492
  General Electric Co.....................................................................   4,628,560     94,654,052
  Union Pacific Corp......................................................................     215,752     22,323,859
  Other Securities........................................................................                736,798,959
                                                                                                       --------------
Total Industrials.........................................................................                866,902,362
                                                                                                       --------------

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................      73,982     25,762,752
  *Corning, Inc...........................................................................     683,540     14,313,328
  Hewlett-Packard Co......................................................................     667,594     26,950,770
  Intel Corp..............................................................................   1,282,072     29,731,250
  International Business Machines Corp....................................................      92,663     15,806,455
  Microsoft Corp..........................................................................     748,306     19,470,922
  Oracle Corp.............................................................................     457,669     16,498,967
  Other Securities........................................................................                710,912,390
                                                                                                       --------------
Total Information Technology..............................................................                859,446,834
                                                                                                       --------------

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................     381,147     15,623,216
  Other Securities........................................................................                318,471,350
                                                                                                       --------------
Total Materials...........................................................................                334,094,566
                                                                                                       --------------

Other -- (0.0%)...........................................................................
  Other Securities........................................................................                         --
                                                                                                       --------------

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................                        318
                                                                                                       --------------

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................   2,555,855     79,538,208
  Verizon Communications, Inc.............................................................   1,260,585     47,624,901
  Other Securities........................................................................                 58,625,363
                                                                                                       --------------
Total Telecommunication Services..........................................................                185,788,472
                                                                                                       --------------

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................                146,077,301
                                                                                                       --------------
TOTAL COMMON STOCKS.......................................................................              6,128,782,503
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................                    313,966
                                                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................  28,695,296     28,695,296
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 521,669,261    521,669,261
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............      $1,503      1,502,719
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                523,171,980
                                                                                                       --------------

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................       0.2%
  General Electric Co.....................................................................       1.5%
  Union Pacific Corp......................................................................       0.4%
  Other Securities........................................................................      12.0%
                                                                                                -----
Total Industrials.........................................................................      14.1%
                                                                                                -----

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................       0.4%
  *Corning, Inc...........................................................................       0.2%
  Hewlett-Packard Co......................................................................       0.4%
  Intel Corp..............................................................................       0.5%
  International Business Machines Corp....................................................       0.3%
  Microsoft Corp..........................................................................       0.3%
  Oracle Corp.............................................................................       0.3%
  Other Securities........................................................................      11.6%
                                                                                                -----
Total Information Technology..............................................................      14.0%
                                                                                                -----

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................       0.2%
  Other Securities........................................................................       5.2%
                                                                                                -----
Total Materials...........................................................................       5.4%
                                                                                                -----

Other -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................       1.3%
  Verizon Communications, Inc.............................................................       0.8%
  Other Securities........................................................................       0.9%
                                                                                                -----
Total Telecommunication Services..........................................................       3.0%
                                                                                                -----

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................       2.4%
                                                                                                -----
TOTAL COMMON STOCKS.......................................................................      99.5%
                                                                                                -----
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................       0.5%
                                                                                                -----





SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................       8.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............       0.0%
                                                                                                -----
TOTAL SECURITIES LENDING COLLATERAL.......................................................       8.5%
                                                                                                -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $5,595,588,154)........ $6,680,963,745     108.5%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Consumer Discretionary........ $  866,128,860           --   --    $  866,128,860
  Consumer Staples..............    382,887,718 $     40,949   --       382,928,667
  Energy........................    741,280,993           --   --       741,280,993
  Financials....................  1,120,870,698       83,323   --     1,120,954,021
  Health Care...................    625,108,602       71,507   --       625,180,109
  Industrials...................    866,846,381       55,981   --       866,902,362
  Information Technology........    859,446,834           --   --       859,446,834
  Materials.....................    334,094,566           --   --       334,094,566
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            318           --   --               318
  Telecommunication Services....    185,788,472           --   --       185,788,472
  Utilities.....................    146,077,301           --   --       146,077,301
Rights/Warrants.................        262,899       51,067   --           313,966
Temporary Cash Investments......     28,695,296           --   --        28,695,296
Securities Lending Collateral...             --  523,171,980   --       523,171,980
                                 -------------- ------------   --    --------------

TOTAL........................... $6,157,488,938 $523,474,807   --    $6,680,963,745
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                            Value+ of Net Assets**
                                               Shares       -----  ---------------
COMMON STOCKS -- (90.4%)...................
Consumer Discretionary -- (13.5%)..........
  CBS Corp. Class B........................   210,809 $  5,316,603       0.3%
  Comcast Corp. Class A....................   298,194    7,824,611       0.4%
  J.C. Penney Co., Inc.....................   113,950    4,381,378       0.2%
  *Liberty Media Corp. Capital Class A.....    92,738    7,629,555       0.4%
  *Liberty Media Corp. Interactive Class A.   286,008    4,999,420       0.2%
  *Royal Caribbean Cruises, Ltd............   102,220    4,070,400       0.2%
  Time Warner Cable, Inc...................    54,723    4,275,508       0.2%
  Time Warner, Inc.........................   198,927    7,531,376       0.4%
  Walt Disney Co. (The)....................   101,019    4,353,919       0.2%
  Other Securities.........................            249,318,013      12.4%
                                                      ------------      -----
Total Consumer Discretionary...............            299,700,783      14.9%
                                                      ------------      -----

Consumer Staples -- (4.6%).................
  Bunge, Ltd...............................    67,445    5,088,051       0.3%
  CVS Caremark Corp........................   152,409    5,523,302       0.3%
  J.M. Smucker Co..........................    58,872    4,419,521       0.2%
  Kraft Foods, Inc. Class A................   190,203    6,387,017       0.3%
  Procter & Gamble Co. (The)...............    97,417    6,322,363       0.3%
  Other Securities.........................             74,130,036       3.7%
                                                      ------------      -----
Total Consumer Staples.....................            101,870,290       5.1%
                                                      ------------      -----

Energy -- (10.1%)..........................
  Anadarko Petroleum Corp..................    68,323    5,393,418       0.3%
  Chevron Corp.............................   125,570   13,742,381       0.7%
  ConocoPhillips...........................   197,546   15,592,306       0.8%
  Exxon Mobil Corp.........................   176,810   15,559,280       0.8%
  Marathon Oil Corp........................    95,508    5,161,252       0.2%
  *Nabors Industries, Ltd..................   140,749    4,312,549       0.2%
  Pioneer Natural Resources Co.............    54,700    5,591,981       0.3%
  Other Securities.........................            159,090,394       7.9%
                                                      ------------      -----
Total Energy...............................            224,443,561      11.2%
                                                      ------------      -----

Financials -- (21.3%)......................
  American Financial Group, Inc............   129,237    4,622,808       0.2%
  Bank of America Corp..................... 1,228,804   15,089,713       0.8%
  Bank of New York Mellon Corp. (The)......   168,407    4,877,067       0.3%
  *Citigroup, Inc.......................... 1,768,967    8,119,559       0.4%
  CNA Financial Corp.......................   130,529    4,051,620       0.2%
  First Niagara Financial Group, Inc.......   287,675    4,142,520       0.2%
  Goldman Sachs Group, Inc. (The)..........    43,159    6,517,441       0.3%
  JPMorgan Chase & Co......................   539,281   24,607,392       1.2%
  LIncoln National Corp....................   152,570    4,764,761       0.2%
  MetLife, Inc.............................   123,995    5,801,726       0.3%
  Morgan Stanley...........................   185,483    4,850,380       0.2%
  NYSE Euronext, Inc.......................   132,257    5,296,893       0.3%
  PNC Financial Services Group, Inc........    67,378    4,200,345       0.2%
  Principal Financial Group, Inc...........   154,218    5,204,858       0.3%
  Regions Financial Corp...................   574,455    4,216,500       0.2%
  Travelers Cos., Inc. (The)...............    73,100    4,625,768       0.2%
  Unum Group...............................   203,475    5,388,018       0.3%
  Wells Fargo & Co.........................   363,213   10,573,130       0.5%
  Other Securities.........................            343,903,605      17.1%
                                                      ------------      -----
Total Financials...........................            470,854,104      23.4%
                                                      ------------      -----

Health Care -- (7.6%)......................
  Pfizer, Inc..............................   526,553   11,036,551       0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                               Shares         Value+
                                                                                               ------         -----
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................      62,400 $    4,791,696
  Other Securities.......................................................................                152,828,374
                                                                                                      --------------
Total Health Care........................................................................                168,656,621
                                                                                                      --------------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................     741,335     15,160,301
  *Owens Corning, Inc....................................................................     107,808      4,079,455
  Other Securities.......................................................................                263,342,387
                                                                                                      --------------
Total Industrials........................................................................                282,582,143
                                                                                                      --------------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................     143,044      5,165,319
  Intel Corp.............................................................................     202,420      4,694,120
  *Vishay Intertechnology, Inc...........................................................     264,417      5,045,076
  Other Securities.......................................................................                242,877,607
                                                                                                      --------------
Total Information Technology.............................................................                257,782,122
                                                                                                      --------------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................     151,161      5,092,614
  Westlake Chemical Corp.................................................................      74,956      4,920,861
  Other Securities.......................................................................                108,800,479
                                                                                                      --------------
Total Materials..........................................................................                118,813,954
                                                                                                      --------------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................                         --
                                                                                                      --------------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................     736,355     22,915,368
  Verizon Communications, Inc............................................................     201,388      7,608,439
  Other Securities.......................................................................                 19,328,739
                                                                                                      --------------
Total Telecommunication Services.........................................................                 49,852,546
                                                                                                      --------------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................                 29,169,187
                                                                                                      --------------
TOTAL COMMON STOCKS......................................................................              2,003,725,311
                                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................                     86,679
                                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................   8,471,773      8,471,773
                                                                                                      --------------
                                                                                              Shares/
                                                                                                 Face
                                                                                               Amount
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 202,292,578    202,292,578
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............        $583        582,723
                                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL......................................................                202,875,301
                                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................             $2,215,159,064
                                                                                                      ==============

                                                                                               Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................       0.2%
  Other Securities.......................................................................       7.6%
                                                                                              ------
Total Health Care........................................................................       8.4%
                                                                                              ------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................       0.8%
  *Owens Corning, Inc....................................................................       0.2%
  Other Securities.......................................................................      13.1%
                                                                                              ------
Total Industrials........................................................................      14.1%
                                                                                              ------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................       0.3%
  Intel Corp.............................................................................       0.2%
  *Vishay Intertechnology, Inc...........................................................       0.2%
  Other Securities.......................................................................      12.1%
                                                                                              ------
Total Information Technology.............................................................      12.8%
                                                                                              ------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................       0.3%
  Westlake Chemical Corp.................................................................       0.2%
  Other Securities.......................................................................       5.4%
                                                                                              ------
Total Materials..........................................................................       5.9%
                                                                                              ------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................       1.1%
  Verizon Communications, Inc............................................................       0.4%
  Other Securities.......................................................................       1.0%
                                                                                              ------
Total Telecommunication Services.........................................................       2.5%
                                                                                              ------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................       1.4%
                                                                                              ------
TOTAL COMMON STOCKS......................................................................      99.7%
                                                                                              ------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................       0.4%
                                                                                              ------




SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund.......................................................      10.1%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............       0.0%
                                                                                              ------
TOTAL SECURITIES LENDING COLLATERAL......................................................      10.1%
                                                                                              ------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................     110.2%
                                                                                              ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  299,700,783           --   --    $  299,700,783
  Consumer Staples............    101,825,093 $     45,197   --       101,870,290
  Energy......................    224,443,561           --   --       224,443,561
  Financials..................    470,778,965       75,139   --       470,854,104
  Health Care.................    168,632,609       24,012   --       168,656,621
  Industrials.................    282,570,415       11,728   --       282,582,143
  Information Technology......    257,782,122           --   --       257,782,122
  Materials...................    118,813,954           --   --       118,813,954
  Other.......................             --           --   --                --
  Telecommunication Services..     49,852,546           --   --        49,852,546
  Utilities...................     29,169,187           --   --        29,169,187
Rights/Warrants...............         41,615       45,064   --            86,679
Temporary Cash Investments....      8,471,773           --   --         8,471,773
Securities Lending Collateral.             --  202,875,301   --       202,875,301
                               -------------- ------------   --    --------------

TOTAL......................... $2,012,082,623 $203,076,441   --    $2,215,159,064
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                      Percentage
                                             Shares       Value+ of Net Assets**
                                             ------       -----  ---------------
COMMON STOCKS -- (79.9%)...................
Consumer Discretionary -- (13.1%)..........
  #Aaron's, Inc............................ 282,237 $  8,125,603       0.2%
  #Buckle, Inc............................. 177,650    8,081,298       0.2%
 #*Deckers Outdoor Corp.................... 107,700    9,139,422       0.2%
  #Dillard's, Inc. Class A................. 187,213    8,989,968       0.2%
 #*Pier 1 Imports, Inc..................... 682,993    8,318,855       0.2%
  *Tenneco, Inc............................ 167,225    7,727,467       0.1%
  *Ulta Salon Cosmetics & Fragrance, Inc... 169,958    9,040,066       0.2%
  *WABCO Holdings, Inc..................... 140,934   10,407,976       0.2%
  Other Securities.........................          673,888,454      14.9%
                                                    ------------      -----
Total Consumer Discretionary...............          743,719,109      16.4%
                                                    ------------      -----

Consumer Staples -- (2.9%).................
  #Nu Skin Enterprises, Inc. Class A....... 299,624    9,614,934       0.2%
  Other Securities.........................          155,333,021       3.4%
                                                    ------------      -----
Total Consumer Staples.....................          164,947,955       3.6%
                                                    ------------      -----

Energy -- (5.3%)...........................
  *Complete Production Services, Inc....... 223,760    7,594,414       0.2%
  Frontier Oil Corp........................ 338,166    9,448,358       0.2%
  *Helix Energy Solutions Group, Inc....... 411,246    7,784,887       0.2%
  #Holly Corp.............................. 154,285    8,933,102       0.2%
  *International Coal Group, Inc........... 713,310    7,867,809       0.2%
 #*Key Energy Services, Inc................ 480,044    8,736,801       0.2%
  Lufkin Industries, Inc...................  95,925    8,856,755       0.2%
  *Rosetta Resources, Inc.................. 169,847    7,801,073       0.2%
  #RPC, Inc................................ 397,165   10,743,313       0.2%
  Other Securities.........................          224,231,371       4.9%
                                                    ------------      -----
Total Energy...............................          301,997,883       6.7%
                                                    ------------      -----

Financials -- (10.6%)......................
  *American Capital, Ltd................... 882,842    9,066,787       0.2%
  *CNO Financial Group, Inc................ 953,964    7,688,950       0.2%
  Other Securities.........................          580,800,781      12.8%
                                                    ------------      -----
Total Financials...........................          597,556,518      13.2%
                                                    ------------      -----

Health Care -- (8.5%)......................
 #*American Medical Systems Holdings, Inc.. 268,775    7,928,862       0.2%
  *HealthSpring, Inc....................... 211,823    8,788,536       0.2%
  Medicis Pharmaceutical Corp. Class A..... 212,145    7,522,662       0.2%
  Other Securities.........................          455,126,868      10.0%
                                                    ------------      -----
Total Health Care..........................          479,366,928      10.6%
                                                    ------------      -----

Industrials -- (14.6%).....................
  #Actuant Corp. Class A................... 273,540    7,593,470       0.1%
  Alexander & Baldwin, Inc................. 145,501    7,667,903       0.2%
 #*Avis Budget Group, Inc.................. 411,404    7,800,220       0.2%
 #*General Cable Corp...................... 189,054    9,169,119       0.2%
  *Hexcel Corp............................. 356,681    7,679,342       0.2%
  #Manitowoc Co., Inc. (The)............... 459,749   10,201,830       0.2%
  *Old Dominion Freight Line, Inc.......... 201,306    7,532,871       0.1%
  *Sauer-Danfoss, Inc...................... 130,532    7,705,304       0.2%
  Other Securities.........................          760,157,910      16.8%
                                                    ------------      -----
Total Industrials..........................          825,507,969      18.2%
                                                    ------------      -----

Information Technology -- (17.1%)..........
 #*Acme Packet, Inc........................ 161,675   13,355,972       0.3%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                               Percentage
                                                                                       Shares         Value+ of Net Assets**
                                                                                       ------         -----  ---------------
Information Technology -- (Continued)
 #*Ancestry.com, Inc.                                                                 163,751 $    7,483,421       0.1%
  *Ariba, Inc.                                                                        262,753      9,135,922       0.2%
 #*Aruba Networks, Inc.                                                               263,829      9,479,376       0.2%
  *Fairchild Semiconductor International, Inc.                                        398,681      8,360,341       0.2%
  *Hypercom Corp.                                                                     918,056     10,989,130       0.2%
  *International Rectifier Corp.                                                      225,033      7,777,140       0.2%
 #*IPG Photonics Corp.                                                                204,333     14,192,970       0.3%
  *Loral Space & Communications, Inc.                                                 128,378      8,973,622       0.2%
 #*Riverbed Technology, Inc.                                                          293,942     10,329,122       0.2%
  *TIBCO Software, Inc.                                                               474,473     14,229,445       0.3%
 #*Veeco Instruments, Inc.                                                            155,644      7,958,078       0.2%
 #*VeriFone Systems, Inc.                                                             226,455     12,414,263       0.3%
  *Vishay Intertechnology, Inc.                                                       427,738      8,161,241       0.2%
  Other Securities                                                                               823,002,278      18.2%
                                                                                              --------------      -----
Total Information Technology                                                                     965,842,321      21.3%
                                                                                              --------------      -----

Materials -- (4.8%)
  Carpenter Technology Corp.                                                          165,007      8,458,259       0.2%
  *Coeur d'Alene Mines Corp.                                                          254,520      8,070,829       0.2%
  #NewMarket Corp.............................................................         43,500      8,017,920       0.1%
  *Rockwood Holdings, Inc.                                                            141,834      8,047,661       0.2%
  Westlake Chemical Corp.                                                             127,313      8,358,098       0.2%
  Other Securities                                                                               230,284,691       5.1%
                                                                                              --------------      -----
Total Materials                                                                                  271,237,458       6.0%
                                                                                              --------------      -----

Other -- (0.0%)
  Other Securities                                                                                       454       0.0%
                                                                                              --------------      -----

Telecommunication Services -- (0.8%)
  Other Securities                                                                                46,650,648       1.0%
                                                                                              --------------      -----

Utilities -- (2.2%)
  Other Securities                                                                               121,962,992       2.7%
                                                                                              --------------      -----
TOTAL COMMON STOCKS                                                                            4,518,790,235      99.7%
                                                                                              --------------      -----

RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   137,432       0.0%
                                                                                              --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares              22,078,495     22,078,495       0.5%
                                                                                              --------------      -----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (19.7%)
(S)@DFA Short Term Investment Fund                                              1,110,010,185  1,110,010,185      24.5%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by
  $3,275,544 FNMA 3.500%, 02/01/26, valuedat $3,293,419) to be repurchased
  at $3,197,509                                                                $        3,197      3,197,493       0.1%
                                                                                              --------------      -----
TOTAL SECURITIES LENDING COLLATERAL                                                            1,113,207,678      24.6%
                                                                                              --------------      -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                ------ ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $4,434,531,322)........ $5,654,213,840     124.8%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  743,719,109             --   --    $  743,719,109
  Consumer Staples............    164,850,813 $       97,142   --       164,947,955
  Energy......................    301,997,883             --   --       301,997,883
  Financials..................    597,511,724         44,794   --       597,556,518
  Health Care.................    479,220,303        146,625   --       479,366,928
  Industrials.................    825,302,926        205,043   --       825,507,969
  Information Technology......    965,842,321             --   --       965,842,321
  Materials...................    271,237,458             --   --       271,237,458
  Other.......................             --            454   --               454
  Telecommunication Services..     46,650,648             --   --        46,650,648
  Utilities...................    121,962,992             --   --       121,962,992
Rights/Warrants...............         44,910         92,522   --           137,432
Temporary Cash Investments....     22,078,495             --   --        22,078,495
Securities Lending Collateral.             --  1,113,207,678   --     1,113,207,678
                               -------------- --------------   --    --------------
TOTAL......................... $4,540,419,582 $1,113,794,258   --    $5,654,213,840
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                  Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.4%)
 #*BJ's Restaurants, Inc.                  218,820 $ 10,273,599       0.3%
  *Buffalo Wild Wings, Inc.                149,089    9,109,338       0.2%
  Finish Line, Inc. Class A                400,378    8,604,123       0.2%
  *Hibbett Sporting Goods, Inc.            213,043    8,048,765       0.2%
  #Monro Muffler Brake, Inc.               271,069    8,235,076       0.2%
  Other Securities                                  535,484,716      14.2%
                                                   ------------      -----
Total Consumer Discretionary                        579,755,617      15.3%
                                                   ------------      -----

Consumer Staples -- (3.9%)
  Andersons, Inc. (The)                    164,550    8,169,908       0.2%
  *Darling International, Inc.             608,047    9,832,120       0.3%
  J & J Snack Foods Corp.                  180,997    9,198,268       0.2%
  #PriceSmart, Inc.                        296,100   12,329,604       0.3%
  Other Securities                                  126,673,134       3.4%
                                                   ------------      -----
Total Consumer Staples                              166,203,034       4.4%
                                                   ------------      -----

Energy -- (4.5%)
  *Clayton Williams Energy, Inc.           110,880   10,042,402       0.3%
  Other Securities                                  183,923,312       4.8%
                                                   ------------      -----
Total Energy                                        193,965,714       5.1%
                                                   ------------      -----

Financials -- (11.8%)
  #FBL Financial Group, Inc. Class A       289,468    8,828,774       0.3%
  *First Cash Financial Services, Inc.     294,883   11,571,209       0.3%
  Infinity Property & Casualty Corp.       144,873    8,561,994       0.2%
 #*World Acceptance Corp.                  156,911   10,662,102       0.3%
  Other Securities                                  469,644,144      12.4%
                                                   ------------      -----
Total Financials                                    509,268,223      13.5%
                                                   ------------      -----

Health Care -- (11.0%)
  *Cyberonics, Inc.                        225,257    8,012,392       0.2%
  *Hanger Orthopedic Group, Inc.           308,862    8,391,781       0.2%
  Invacare Corp.                           248,109    8,162,786       0.2%
  *Neogen Corp.                            203,656    8,533,186       0.2%
  *Zoll Medical Corp.                      170,789    9,680,321       0.3%
  Other Securities                                  431,886,417      11.4%
                                                   ------------      -----
Total Health Care                                   474,666,883      12.5%
                                                   ------------      -----

Industrials -- (16.3%)
  *Acacia Technologies Group               346,464   14,243,135       0.4%
  *Dollar Thrifty Automotive Group, Inc.   133,851    9,226,349       0.2%
  Kaman Corp. Class A                      236,632    8,802,710       0.2%
  Raven Industries, Inc.                   178,996    9,730,223       0.2%
  #Titan International, Inc.               319,702    9,875,595       0.3%
 #*United Rentals, Inc.                    353,280   10,393,498       0.3%
  Other Securities                                  638,569,237      16.9%
                                                   ------------      -----
Total Industrials                                   700,840,747      18.5%
                                                   ------------      -----

Information Technology -- (19.8%)
  *Acme Packet, Inc.                       124,480   10,283,293       0.3%
  *Cabot Microelectronics Corp.            230,045   11,237,698       0.3%
  *Coherent, Inc.                          132,487    8,281,762       0.2%
  *Entegris, Inc.                          947,226    8,174,560       0.2%
  Forrester Research, Inc.                 223,549    8,832,421       0.2%
  iGATE Corp.                              521,424    8,843,351       0.2%
  *IPG Photonics Corp.                     458,850   31,871,721       0.8%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                    Shares         Value+
                                                                                                    ------         -----
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                    785,607 $    9,215,170
  *Loral Space & Communications, Inc.                                                              158,091     11,050,561
  *Manhattan Associates, Inc.                                                                      238,948      8,637,970
  *NetScout Systems, Inc.                                                                          317,575      8,126,744
  OPNET Technologies, Inc.                                                                         203,834      7,982,139
 #*RightNow Technologies, Inc.                                                                     262,553      9,499,168
  *ScanSource, Inc.                                                                                236,107      8,445,547
 #*STEC, Inc.                                                                                      446,325      9,337,119
 #*Stratasys, Inc.                                                                                 197,122     10,615,020
 #*Travelzoo, Inc.                                                                                 131,842     10,797,860
 #*Tyler Technologies, Inc.                                                                        364,519      9,036,426
 #*Ultimate Software Group, Inc.                                                                   179,380     10,045,280
 #*Universal Display Corp.                                                                         307,402     16,888,666
  Other Securities                                                                                            638,901,505
                                                                                                           --------------
Total Information Technology                                                                                  856,103,981
                                                                                                           --------------

Materials -- (4.4%)
  #AMCOL International Corp.                                                                       263,102      9,792,656
  Arch Chemicals, Inc.                                                                             218,955      8,466,990
  Balchem Corp.                                                                                    235,675      9,353,941
  Deltic Timber Corp.                                                                              123,009      8,340,010
  Other Securities                                                                                            155,180,485
                                                                                                           --------------
Total Materials                                                                                               191,134,082
                                                                                                           --------------

Other -- (0.0%)
  Other Securities                                                                                                  2,444
                                                                                                           --------------

Telecommunication Services -- (1.2%)
  Other Securities                                                                                             52,177,910
                                                                                                           --------------

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                 196,967      8,274,584
  Other Securities                                                                                             49,734,183
                                                                                                           --------------
Total Utilities                                                                                                58,008,767
                                                                                                           --------------
TOTAL COMMON STOCKS                                                                                         3,782,127,402
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                                422,907
                                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                            4,712,372      4,712,372
                                                                                                           --------------

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount
                                                                                                    ------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                             526,244,270    526,244,270
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                      $1,516      1,515,898
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                           527,760,168
                                                                                                           --------------

                                                                                                    Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                      0.2%
  *Loral Space & Communications, Inc.                                                                0.3%
  *Manhattan Associates, Inc.                                                                        0.2%
  *NetScout Systems, Inc.                                                                            0.2%
  OPNET Technologies, Inc.                                                                           0.2%
 #*RightNow Technologies, Inc.                                                                       0.3%
  *ScanSource, Inc.                                                                                  0.2%
 #*STEC, Inc.                                                                                        0.3%
 #*Stratasys, Inc.                                                                                   0.3%
 #*Travelzoo, Inc.                                                                                   0.3%
 #*Tyler Technologies, Inc.                                                                          0.2%
 #*Ultimate Software Group, Inc.                                                                     0.3%
 #*Universal Display Corp.                                                                           0.5%
  Other Securities                                                                                  16.9%
                                                                                                    -----
Total Information Technology                                                                        22.6%
                                                                                                    -----

Materials -- (4.4%)
  #AMCOL International Corp.                                                                         0.3%
  Arch Chemicals, Inc.                                                                               0.2%
  Balchem Corp.                                                                                      0.3%
  Deltic Timber Corp.                                                                                0.2%
  Other Securities                                                                                   4.1%
                                                                                                    -----
Total Materials                                                                                      5.1%
                                                                                                    -----

Other -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

Telecommunication Services -- (1.2%)
  Other Securities                                                                                   1.4%
                                                                                                    -----

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                   0.2%
  Other Securities                                                                                   1.3%
                                                                                                    -----
Total Utilities                                                                                      1.5%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.9%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                                0.1%
                                                                                                    -----






SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                                  13.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                       0.1%
                                                                                                    -----
TOTAL SECURITIES LENDING COLLATERAL                                                                 14.0%
                                                                                                    -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $3,386,789,027)........ $4,315,022,849     114.0%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  579,755,617           --   --    $  579,755,617
  Consumer Staples............    166,065,165 $    137,869   --       166,203,034
  Energy......................    193,965,714           --   --       193,965,714
  Financials..................    509,006,441      261,782   --       509,268,223
  Health Care.................    474,442,602      224,281   --       474,666,883
  Industrials.................    700,800,010       40,737   --       700,840,747
  Information Technology......    856,103,981           --   --       856,103,981
  Materials...................    191,134,082           --   --       191,134,082
  Other.......................             --        2,444   --             2,444
  Telecommunication Services..     52,177,910           --   --        52,177,910
  Utilities...................     58,008,767           --   --        58,008,767
Rights/Warrants...............         61,485      361,422   --           422,907
Temporary Cash Investments....      4,712,372           --   --         4,712,372
Securities Lending Collateral.             --  527,760,168   --       527,760,168
                               -------------- ------------   --    --------------
TOTAL......................... $3,786,234,146 $528,788,703   --    $4,315,022,849
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                       Percentage
                                                                            Shares         Value+ of Net Assets**
                                                                            ------         -----  ---------------
COMMON STOCKS -- (82.0%)
Real Estate Investment Trusts -- (82.0%)
  Alexander's, Inc.                                                         48,795 $   21,435,156       0.7%
  #Alexandria Real Estate Equities, Inc.                                   461,058     37,875,915       1.2%
  AMB Property Corp.                                                     1,439,681     52,404,388       1.7%
  American Campus Communites, Inc.                                         561,680     19,743,052       0.6%
  #Apartment Investment & Management Co. Class A                         1,070,880     28,870,925       0.9%
  #AvalonBay Communities, Inc.                                             778,009     98,503,719       3.1%
  #BioMed Realty Trust, Inc.                                             1,091,810     21,661,510       0.7%
  #Boston Properties, Inc.                                               1,282,000    134,007,460       4.2%
  BRE Properties, Inc. Class A                                             551,733     27,983,898       0.9%
  Camden Property Trust                                                    616,784     38,703,196       1.2%
  #CBL & Associates Properties, Inc.                                     1,200,256     22,288,754       0.7%
  #Corporate Office Properties Trust                                       547,500     19,277,475       0.6%
  #Developers Diversified Realty Corp.                                   1,945,090     28,670,627       0.9%
  #Digital Realty Trust, Inc.                                              773,347     46,663,758       1.5%
  #Douglas Emmett, Inc.                                                  1,017,007     21,163,916       0.7%
  Duke Realty Corp.                                                      2,155,660     32,873,815       1.0%
  #Entertainment Properties Trust                                          398,314     18,963,730       0.6%
  #Equity Residential                                                    2,602,656    155,430,616       4.9%
  #Essex Property Trust, Inc.                                              276,971     37,524,031       1.2%
  Federal Realty Investment Trust                                          562,878     49,285,598       1.6%
  *General Growth Properties, Inc.                                       3,463,216     57,835,707       1.8%
  #HCP, Inc.                                                             3,226,720    127,842,646       4.1%
  #Health Care REIT, Inc.                                                1,407,963     75,706,170       2.4%
  #Highwood Properties, Inc.                                               655,670     24,194,223       0.8%
  #Home Properties, Inc.                                                   335,680     21,282,112       0.7%
  Hospitality Properties Trust                                           1,129,465     27,276,580       0.9%
  #Host Marriott Corp.                                                   6,093,286    108,399,558       3.4%
  #Kimco Realty Corp.                                                    3,714,442     72,580,197       2.3%
  #Liberty Property Trust                                                1,044,979     36,751,911       1.2%
  #Macerich Co. (The)                                                    1,112,431     58,758,605       1.9%
  Mack-Cali Realty Corp.                                                   727,684     25,701,799       0.8%
  #Mid-America Apartment Communities, Inc.                                 289,230     19,335,025       0.6%
  #National Retail Properties, Inc.                                        763,832     20,119,335       0.6%
  Nationwide Health Properties, Inc.                                     1,102,624     48,294,931       1.5%
  #Omega Healthcare Investors, Inc.                                        839,612     19,277,492       0.6%
  #Piedmont Office Realty Trust, Inc.                                    1,116,017     22,208,738       0.7%
  ProLogis                                                               4,811,917     78,386,128       2.5%
  Public Storage REIT                                                    1,324,670    155,397,038       4.9%
  #Realty Income Corp.                                                   1,005,558     35,747,587       1.1%
  Regency Centers Corp.                                                    749,077     35,251,564       1.1%
  Senior Housing Properties Trust                                        1,166,432     27,667,767       0.9%
  Simon Property Group, Inc.                                             2,680,150    306,984,381       9.7%
  #SL Green Realty Corp.                                                   716,070     59,097,257       1.9%
  #Tanger Factory Outlet Centers, Inc.                                     740,796     20,468,193       0.6%
  Taubman Centers, Inc.                                                    501,718     29,174,902       0.9%
  UDR, Inc.                                                              1,552,746     40,200,594       1.3%
  #Ventas, Inc.                                                          1,441,328     80,613,475       2.6%
  Vornado Realty Trust                                                   1,508,390    145,831,145       4.6%
  #Washington REIT                                                         570,992     18,500,141       0.6%
  #Weingarten Realty Investors                                           1,049,531     27,718,114       0.9%
  Other Securities                                                                    412,120,778      13.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 3,152,055,632      99.9%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares   19,467,014     19,467,014       0.6%
                                                                                   --------------      -----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount         Value+
                                                                                                    ------         -----
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................ 672,941,132 $  672,941,132
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................      $1,938      1,938,473
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                674,879,605
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................             $3,846,402,251
                                                                                                           ==============

                                                                                                   Percentage
                                                                                               of Net Assets*
                                                                                               --------------

SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................      21.3%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................       0.1%
                                                                                                   ------
TOTAL SECURITIES LENDING COLLATERAL...........................................................      21.4%
                                                                                                   ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................     121.9%
                                                                                                   ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Real Estate Investment Trusts. $3,152,055,632           --   --    $3,152,055,632
Temporary Cash Investments......     19,467,014           --   --        19,467,014
Securities Lending Collateral...             -- $674,879,605   --       674,879,605
                                 -------------- ------------   --    --------------

TOTAL........................... $3,171,522,646 $674,879,605   --    $3,846,402,251
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      38

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (83.4%)
AUSTRALIA -- (6.5%)
  Australia & New Zealand Banking Group, Ltd.   360,926 $  9,614,045       0.5%
  BHP Billiton, Ltd.                            294,474   14,909,034       0.8%
  #BHP Billiton, Ltd. Sponsored ADR              94,000    9,516,560       0.5%
  Commonwealth Bank of Australia                213,538   12,605,691       0.7%
  National Australia Bank, Ltd.                 299,123    8,905,685       0.5%
  Westpac Banking Corp.                         319,640    8,726,176       0.4%
  Other Securities                                        83,610,273       4.3%
                                                        ------------      -----
TOTAL AUSTRALIA                                          147,887,464       7.7%
                                                        ------------      -----

AUSTRIA -- (0.2%)
  Other Securities                                         5,427,621       0.3%
                                                        ------------      -----

BELGIUM -- (0.7%)
  Other Securities.............................           15,732,757       0.8%
                                                        ------------      -----

CANADA -- (8.6%)
  #Bank of Nova Scotia                          146,827    8,952,544       0.5%
  Barrick Gold Corp.                            140,200    7,160,032       0.4%
  Canadian National Resources, Ltd.             152,300    7,164,692       0.4%
  Potash Corp. of Saskatchewan, Inc.            127,800    7,219,690       0.4%
  #Royal Bank of Canada                         200,737   12,644,850       0.7%
  Suncor Energy, Inc.                           218,807   10,085,265       0.5%
  #Toronto Dominion Bank                        123,084   10,656,916       0.5%
  Other Securities                                       133,758,149       6.9%
                                                        ------------      -----
TOTAL CANADA                                             197,642,138      10.3%
                                                        ------------      -----

DENMARK -- (0.9%)
  Other Securities                                        20,572,746       1.1%
                                                        ------------      -----

FINLAND -- (0.8%)
  Other Securities                                        18,003,222       0.9%
                                                        ------------      -----

FRANCE -- (7.6%)
  BNP Paribas SA............................... 126,565   10,005,549       0.5%
  GDF Suez SA                                   173,524    7,095,282       0.4%
  *Sanofi-Aventis SA                            104,729    8,285,859       0.4%
  Total SA                                      162,680   10,418,270       0.6%
  Total SA Sponsored ADR                        144,707    9,294,531       0.5%
  Other Securities                                       129,448,352       6.7%
                                                        ------------      -----
TOTAL FRANCE                                             174,547,843       9.1%
                                                        ------------      -----

GERMANY -- (6.5%)
  #BASF SE                                      123,751   12,707,259       0.7%
  #Bayer AG                                      85,355    7,493,717       0.4%
  *Daimler AG.................................. 130,227   10,064,788       0.5%
  #Deutsche Bank AG                             130,617    8,531,902       0.4%
  Siemens AG                                     51,634    7,510,630       0.4%
  Siemens AG Sponsored ADR                       67,650    9,872,841       0.5%
  Other Securities                                        93,190,865       4.9%
                                                        ------------      -----
TOTAL GERMANY                                            149,372,002       7.8%
                                                        ------------      -----

GREECE -- (0.2%)
  Other Securities                                         3,844,224       0.2%
                                                        ------------      -----

HONG KONG -- (1.9%)
  Other Securities                                        43,331,088       2.2%
                                                        ------------      -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                         Percentage
                                                Shares      Value++ of Net Assets**
                                                ------      -----   ---------------
IRELAND -- (0.2%)
  Other Securities                                     $  4,082,158       0.2%
                                                       ------------      -----

ISRAEL -- (0.5%)
  Other Securities                                       11,432,145       0.6%
                                                       ------------      -----

ITALY -- (2.1%)
  Other Securities                                       48,149,705       2.5%
                                                       ------------      -----

JAPAN -- (14.8%)
  Mitsubishi UFJ Financial Group, Inc. ADR   1,455,897    6,944,629       0.3%
  #Toyota Motor Corp.                          228,700    9,123,105       0.5%
  Other Securities                                      323,263,338      16.8%
                                                       ------------      -----
TOTAL JAPAN                                             339,331,072      17.6%
                                                       ------------      -----

NETHERLANDS -- (2.2%)
  Unilever NV                                  224,122    7,378,251       0.4%
  Other Securities                                       42,597,423       2.2%
                                                       ------------      -----
TOTAL NETHERLANDS                                        49,975,674       2.6%
                                                       ------------      -----

NEW ZEALAND -- (0.1%)
  Other Securities                                        1,698,547       0.1%
                                                       ------------      -----

NORWAY -- (0.9%)
  Other Securities                                       20,271,357       1.1%
                                                       ------------      -----

PORTUGAL -- (0.2%)
  Other Securities                                        4,532,011       0.2%
                                                       ------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                       28,831,474       1.5%
                                                       ------------      -----

SPAIN -- (2.7%)
  #Banco Santander SA Sponsored ADR            866,699   10,747,068       0.6%
  Telefonica SA Sponsored ADR                  407,889   10,996,687       0.6%
  Other Securities                                       40,976,001       2.1%
                                                       ------------      -----
TOTAL SPAIN                                              62,719,756       3.3%
                                                       ------------      -----

SWEDEN -- (2.5%)
  Other Securities                                       57,366,495       3.0%
                                                       ------------      -----

SWITZERLAND -- (5.9%)
  Nestle SA                                    471,890   29,289,453       1.5%
  Novartis AG                                  164,651    9,763,834       0.5%
  Novartis AG ADR                              147,100    8,703,907       0.5%
  Roche Holding AG Genusschein                  97,207   15,778,632       0.8%
  *UBS AG...................................   493,094    9,868,077       0.5%
  Other Securities                                       61,966,459       3.2%
                                                       ------------      -----
TOTAL SWITZERLAND                                       135,370,362       7.0%
                                                       ------------      -----

UNITED KINGDOM -- (16.1%)
  Anglo American P.L.C.                        198,028   10,380,384       0.5%
  Barclays P.L.C. Sponsored ADR                365,409    6,961,041       0.4%
  BG Group P.L.C.                              453,969   11,690,371       0.6%
  #BHP Billiton P.L.C. ADR                     109,908    9,252,055       0.5%
  BP P.L.C. Sponsored ADR                      359,546   16,589,452       0.9%
  British American Tobacco P.L.C.              251,484   10,989,063       0.6%
  GlaxoSmithKline P.L.C.                       478,323   10,448,929       0.5%
  HSBC Holdings P.L.C.                       1,109,174   12,098,699       0.6%
  HSBC Holdings P.L.C. Sponsored ADR           309,839   16,876,930       0.9%
  Rio Tinto P.L.C.                             168,948   12,327,278       0.6%
  Royal Dutch Shell P.L.C. ADR                 267,024   20,924,001       1.1%

LARGE CAP INTERNATIONAL PORTFOLIO


                                                                                                 Shares        Value++
                                                                                                 ------        -----
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                     301,949 $    8,391,685
  Tesco P.L.C.                                                                                1,120,021      7,551,039
  Vodafone Group P.L.C.                                                                       3,189,133      9,219,106
  Vodafone Group P.L.C. Sponsored ADR                                                           468,720     13,649,126
  Xstrata P.L.C.                                                                                320,577      8,222,480
  Other Securities                                                                                         182,568,640
                                                                                                        --------------
TOTAL UNITED KINGDOM                                                                                       368,140,279
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                      1,908,262,140
                                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                                   4
                                                                                                        --------------

GREECE -- (0.0%)
  Other Securities                                                                                                  --
                                                                                                        --------------

PORTUGAL -- (0.0%)
  Other Securities                                                                                              10,160
                                                                                                        --------------

SPAIN -- (0.0%)
  Other Securities                                                                                              11,217
                                                                                                        --------------
TOTAL RIGHTS/WARRANTS                                                                                           21,381
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091        $5,770      5,770,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                          372,837,984    372,837,984
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                        $1,249      1,249,212
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        374,087,196
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                                 $2,288,140,717
                                                                                                        ==============

                                                                                                 Percentage
                                                                                            of Net Assets**
                                                                                            ---------------
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                       0.4%
  Tesco P.L.C.                                                                                    0.4%
  Vodafone Group P.L.C.                                                                           0.5%
  Vodafone Group P.L.C. Sponsored ADR                                                             0.7%
  Xstrata P.L.C.                                                                                  0.4%
  Other Securities                                                                                9.5%
                                                                                                ------
TOTAL UNITED KINGDOM                                                                             19.1%
                                                                                                ------
TOTAL COMMON STOCKS                                                                              99.2%
                                                                                                ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

GREECE -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

PORTUGAL -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

SPAIN -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------
TOTAL RIGHTS/WARRANTS                                                                             0.0%
                                                                                                ------





TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091         0.3%
                                                                                                ------






SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                               19.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                         0.0%
                                                                                                ------
TOTAL SECURITIES LENDING COLLATERAL                                                              19.4%
                                                                                                ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                         118.9%
                                                                                                ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 12,572,182 $  135,315,282   --    $  147,887,464
  Austria.....................       74,448      5,353,173   --         5,427,621
  Belgium.....................    2,328,554     13,404,203   --        15,732,757
  Canada......................  197,642,138             --   --       197,642,138
  Denmark.....................    3,379,784     17,192,962   --        20,572,746
  Finland.....................    2,420,304     15,582,918   --        18,003,222
  France......................   18,967,224    155,580,619   --       174,547,843
  Germany.....................   33,655,736    115,716,266   --       149,372,002
  Greece......................      336,995      3,507,229   --         3,844,224
  Hong Kong...................           --     43,331,088   --        43,331,088
  Ireland.....................    1,705,001      2,377,157   --         4,082,158
  Israel......................    6,286,680      5,145,465   --        11,432,145
  Italy.......................    8,177,121     39,972,584   --        48,149,705
  Japan.......................   36,004,576    303,326,496   --       339,331,072
  Netherlands.................    5,703,962     44,271,712   --        49,975,674
  New Zealand.................           --      1,698,547   --         1,698,547
  Norway Corp.................    1,437,969     18,833,388   --        20,271,357
  Portugal....................      249,487      4,282,524   --         4,532,011
  Singapore...................           --     28,831,474   --        28,831,474
  Spain.......................   34,980,971     27,738,785   --        62,719,756
  Sweden......................      983,980     56,382,515   --        57,366,495
  Switzerland.................   19,369,083    116,001,279   --       135,370,362
  United Kingdom..............  125,455,392    242,684,887   --       368,140,279
Rights/Warrants...............
  Belgium.....................           --              4   --                 4
  Greece......................           --             --   --                --
  Portugal....................       10,160             --   --            10,160
  Spain.......................       11,206             11   --            11,217
Temporary Cash Investments....           --      5,770,000   --         5,770,000
Securities Lending Collateral.           --    374,087,196   --       374,087,196
                               ------------ --------------   --    --------------
TOTAL......................... $511,752,953 $1,776,387,764   --    $2,288,140,717
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (82.8%).......................
AUSTRALIA -- (5.5%)............................
  #Australia & New Zealand Banking Group, Ltd.. 658,301 $ 17,535,271       0.3%
  #Commonwealth Bank of Australia.............. 254,892   15,046,923       0.2%
  National Australia Bank, Ltd................. 788,988   23,490,265       0.4%
  Other Securities.............................          344,372,946       5.7%
                                                        ------------      -----
TOTAL AUSTRALIA................................          400,445,405       6.6%
                                                        ------------      -----

AUSTRIA -- (0.5%)..............................
  Other Securities.............................           36,119,996       0.6%
                                                        ------------      -----

BELGIUM -- (1.1%)..............................
  Other Securities.............................           75,263,041       1.2%
                                                        ------------      -----

CANADA -- (9.6%)...............................
  #Royal Bank of Canada........................ 230,274   14,505,449       0.2%
  Suncor Energy, Inc........................... 578,166   26,648,860       0.4%
  Teck Resources, Ltd. Class B................. 279,087   15,170,369       0.3%
  #Toronto Dominion Bank....................... 309,560   26,802,468       0.4%
  Other Securities.............................          615,692,351      10.2%
                                                        ------------      -----
TOTAL CANADA...................................          698,819,497      11.5%
                                                        ------------      -----

DENMARK -- (0.8%)..............................
  Other Securities.............................           60,031,083       1.0%
                                                        ------------      -----

FINLAND -- (1.4%)..............................
  Other Securities.............................          102,499,034       1.7%
                                                        ------------      -----

FRANCE -- (7.0%)...............................
  BNP Paribas SA............................... 331,407   26,199,257       0.4%
  Cie de Saint-Gobain SA....................... 217,607   15,014,819       0.3%
  GDF Suez SA.................................. 448,650   18,345,003       0.3%
 #*Sanofi-Aventis SA ADR....................... 530,172   20,952,397       0.4%
  #Schneider Electric SA.......................  88,768   15,682,922       0.3%
  Societe Generale Paris SA.................... 219,316   14,656,429       0.2%
  #Total SA Sponsored ADR...................... 448,384   28,799,704       0.5%
  Vivendi SA................................... 445,349   13,963,902       0.2%
  Other Securities.............................          352,527,039       5.8%
                                                        ------------      -----
TOTAL FRANCE...................................          506,141,472       8.4%
                                                        ------------      -----

GERMANY -- (5.4%)..............................
  Allianz SE Sponsored ADR..................... 984,886   15,511,954       0.3%
  Bayerische Motoren Werke AG.................. 146,243   13,768,599       0.2%
 #*Daimler AG.................................. 304,129   23,505,063       0.4%
  Deutsche Bank AG............................. 242,074   15,766,133       0.3%
  #E.ON AG..................................... 401,016   13,706,397       0.2%
  Munchener Rueckversicherungs-Gesellschaft AG.  86,672   14,296,967       0.2%
  #Siemens AG Sponsored ADR.................... 125,474   18,311,676       0.3%
  Other Securities.............................          278,606,306       4.6%
                                                        ------------      -----
TOTAL GERMANY..................................          393,473,095       6.5%
                                                        ------------      -----

GREECE -- (0.5%)...............................
  Other Securities.............................           36,920,143       0.6%
                                                        ------------      -----

HONG KONG -- (2.0%)............................
  Other Securities.............................          144,842,905       2.4%
                                                        ------------      -----

IRELAND -- (0.5%)..............................
  Other Securities.............................           34,018,708       0.6%
                                                        ------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     Percentage
                                                          Shares        Value++ of Net Assets**
                                                          ------        -----   ---------------
ISRAEL -- (0.7%)
  Teva Pharmaceutical Industries, Ltd. Sponsored ADR     368,163 $   16,836,094       0.3%
  Other Securities                                                   32,613,073       0.5%
                                                                 --------------      -----
TOTAL ISRAEL                                                         49,449,167       0.8%
                                                                 --------------      -----

ITALY -- (2.1%)
  UniCredit SpA                                        5,518,028     14,210,670       0.2%
  Other Securities                                                  139,654,035       2.3%
                                                                 --------------      -----
TOTAL ITALY                                                         153,864,705       2.5%
                                                                 --------------      -----

JAPAN -- (14.4%)
  #Honda Motor Co., Ltd. Sponsored ADR                   409,732     15,713,222       0.3%
  Sumitomo Mitsui Financial Group, Inc.                  484,058     15,035,748       0.2%
  Toyota Motor Corp. Sponsored ADR                       312,041     24,863,427       0.4%
  Other Securities                                                  992,497,451      16.4%
                                                                 --------------      -----
TOTAL JAPAN                                                       1,048,109,848      17.3%
                                                                 --------------      -----

NETHERLANDS -- (2.3%)
 #*ING Groep NV Sponsored ADR                          1,565,969     20,655,131       0.4%
  Other Securities                                                  141,771,543       2.3%
                                                                 --------------      -----
TOTAL NETHERLANDS                                                   162,426,674       2.7%
                                                                 --------------      -----

NEW ZEALAND -- (0.2%)
  Other Securities                                                   13,206,300       0.2%
                                                                 --------------      -----

NORWAY -- (1.0%)
  Other Securities                                                   75,220,457       1.2%
                                                                 --------------      -----

PORTUGAL -- (0.3%)
  Other Securities                                                   23,016,664       0.4%
                                                                 --------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                                   94,534,651       1.6%
                                                                 --------------      -----

SPAIN -- (2.1%)
  #Banco Santander SA Sponsored ADR                    2,184,692     27,090,181       0.4%
  Other Securities                                                  125,362,027       2.1%
                                                                 --------------      -----
TOTAL SPAIN                                                         152,452,208       2.5%
                                                                 --------------      -----

SWEDEN -- (2.5%)
  Nordea Bank AB                                       1,205,520     13,744,737       0.2%
  Other Securities                                                  168,306,819       2.8%
                                                                 --------------      -----
TOTAL SWEDEN                                                        182,051,556       3.0%
                                                                 --------------      -----

SWITZERLAND -- (5.6%)
  Compagnie Financiere Richemont SA Series A             232,579     15,043,012       0.2%
  Credit Suisse Group AG Sponsored ADR                   405,680     18,454,383       0.3%
  Holcim, Ltd. AG                                        196,366     17,109,769       0.3%
  Nestle SA                                              546,164     33,899,521       0.6%
  #Novartis AG ADR                                       490,226     29,006,672       0.5%
  *UBS AG                                              1,301,013     26,036,610       0.4%
  Zurich Financial Services AG                            91,736     25,794,204       0.4%
  Other Securities                                                  242,367,281       4.0%
                                                                 --------------      -----
TOTAL SWITZERLAND                                                   407,711,452       6.7%
                                                                 --------------      -----

UNITED KINGDOM -- (16.0%)
  Anglo American P.L.C.                                  536,326     28,113,548       0.5%
  #Barclays P.L.C. Sponsored ADR                       1,016,357     19,361,601       0.3%
  BG Group P.L.C.                                        598,458     15,411,176       0.3%
  BP P.L.C. Sponsored ADR                              1,170,156     53,990,998       0.9%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                      Percentage
                                           Shares        Value++ of Net Assets**
                                           ------        -----   ---------------
UNITED KINGDOM -- (Continued)
  #HSBC Holdings P.L.C. Sponsored ADR   1,280,305 $   69,738,213       1.2%
  Imperial Tobacco Group P.L.C.           400,030     14,109,950       0.2%
  #Prudential P.L.C. ADR                  545,150     14,086,676       0.2%
  #Rio Tinto P.L.C. Sponsored ADR         257,107     18,822,803       0.3%
  Royal Dutch Shell P.L.C. ADR          1,131,506     88,664,810       1.5%
  SABmiller P.L.C.                        396,880     14,826,541       0.3%
  Standard Chartered P.L.C.               941,963     26,178,780       0.4%
  Vodafone Group P.L.C. Sponsored ADR   1,875,431     54,612,551       0.9%
  Xstrata P.L.C.                          782,713     20,075,808       0.3%
  Other Securities                                   724,002,047      11.9%
                                                  --------------      -----
TOTAL UNITED KINGDOM                               1,161,995,502      19.2%
                                                  --------------      -----

UNITED STATES -- (0.0%)
  Other Securities                                       655,387       0.0%
                                                  --------------      -----
TOTAL COMMON STOCKS                                6,013,268,950      99.2%
                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  Other Securities                                            41       0.0%
                                                  --------------      -----

BELGIUM -- (0.0%)
  Other Securities                                         2,953       0.0%
                                                  --------------      -----

DENMARK -- (0.0%)
  Other Securities                                           966       0.0%
                                                  --------------      -----

FRANCE -- (0.0%)
  Other Securities                                           522       0.0%
                                                  --------------      -----

GERMANY -- (0.0%)
  Other Securities                                       122,789       0.0%
                                                  --------------      -----

GREECE -- (0.0%)
  Other Securities                                         2,086       0.0%
                                                  --------------      -----

ITALY -- (0.0%)
  Other Securities                                           465       0.0%
                                                  --------------      -----

JAPAN -- (0.0%)
  Other Securities                                            --       0.0%
                                                  --------------      -----

NORWAY -- (0.0%)
  Other Securities                                           184       0.0%
                                                  --------------      -----

PORTUGAL -- (0.0%)
  Other Securities                                       113,710       0.0%
                                                  --------------      -----

SINGAPORE -- (0.0%)
  Other Securities                                       147,547       0.0%
                                                  --------------      -----

SPAIN -- (0.0%)
  Other Securities                                        79,898       0.0%
                                                  --------------      -----

SWITZERLAND -- (0.0%)
  Other Securities                                           519       0.0%
                                                  --------------      -----

UNITED KINGDOM -- (0.0%)
  Other Securities                                         2,894       0.0%
                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                    474,574       0.0%
                                                  --------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                                                    Face
                                                                                                  Amount         Value+
                                                                                                  ------         -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       $28,753    $28,753,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,218,052,611  1,218,052,611
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................        $1,559      1,559,252
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,219,611,863
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................               $7,262,108,387
                                                                                                         ==============

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       0.5%
                                                                                               ------





SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.1%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................     119.8%
                                                                                               ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $   27,480,405 $  372,965,000   --    $  400,445,405
  Austria.....................        130,284     35,989,712   --        36,119,996
  Belgium.....................      5,627,093     69,635,948   --        75,263,041
  Canada......................    698,819,030            467   --       698,819,497
  Denmark.....................      3,041,786     56,989,297   --        60,031,083
  Finland.....................      5,008,899     97,490,135   --       102,499,034
  France......................     93,482,704    412,658,768   --       506,141,472
  Germany.....................     72,283,916    321,189,179   --       393,473,095
  Greece......................      3,845,305     33,074,838   --        36,920,143
  Hong Kong...................        547,361    144,295,544   --       144,842,905
  Ireland.....................     10,180,098     23,838,610   --        34,018,708
  Israel......................     19,618,978     29,830,189   --        49,449,167
  Italy.......................     18,107,930    135,756,775   --       153,864,705
  Japan.......................     90,055,804    958,054,044   --     1,048,109,848
  Netherlands.................     39,540,218    122,886,456   --       162,426,674
  New Zealand.................        457,775     12,748,525   --        13,206,300
  Norway......................      5,357,302     69,863,155   --        75,220,457
  Portugal....................        300,030     22,716,634   --        23,016,664
  Singapore...................         13,302     94,521,349   --        94,534,651
  Spain.......................     59,757,395     92,694,813   --       152,452,208
  Sweden......................     11,241,760    170,809,796   --       182,051,556
  Switzerland.................     69,419,090    338,292,362   --       407,711,452
  United Kingdom..............    406,138,257    755,857,245   --     1,161,995,502
  United States...............        655,387             --   --           655,387
Rights/Warrants...............
  Australia...................             --             41   --                41
  Belgium.....................          1,678          1,275   --             2,953
  Denmark.....................            962              4   --               966
  France......................            522             --   --               522
  Germany.....................        122,789             --   --           122,789
  Greece......................             --          2,086   --             2,086
  Italy.......................            465             --   --               465
  Japan.......................             --             --   --                --
  Norway......................             --            184   --               184
  Portugal....................        113,710             --   --           113,710
  Singapore...................        147,547             --   --           147,547
  Spain.......................         79,898             --   --            79,898
  Switzerland.................            519             --   --               519
  United Kingdom..............             --          2,894   --             2,894
Temporary Cash Investments....             --     28,753,000   --        28,753,000
Securities Lending Collateral.             --  1,219,611,863   --     1,219,611,863
                               -------------- --------------   --    --------------
TOTAL......................... $1,641,578,199 $5,620,530,188   --    $7,262,108,387
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                                Value+
                                                                                                -----

AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust
  Company..........................................................................         $2,554,907,215
Investment in The Japanese Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,308,562,165
Investment in The United Kingdom Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,236,071,806
Investment in The Canadian Small Company Series of The DFA Investment Trust
  Company..........................................................................            957,603,123
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust
  Company..........................................................................            929,252,329
                                                                                            --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $5,617,598,557)...............................................................         $6,986,396,638
                                                                                            ==============

                                                                                     Face
                                                                                    Amount
                                                                                    (000)
                                                                                    -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
  $10,975,000 FNMA 2.24%, 07/06/15, valued at $11,249,375) to be repurchased at
  $11,083,175 (Cost $11,083,000)................................................... $11,083     11,083,000
                                                                                            --------------
   TOTAL INVESTMENTS - (100.0%) (Cost $5,628,681,557)..............................         $6,997,479,638
                                                                                            ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                                 -------------------------------------------------

                                      Investment in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Affiliated Investment Companies. $6,986,396,638          --   --    $6,986,396,638
Temporary Cash Investments......             -- $11,083,000   --        11,083,000
                                 -------------- -----------   --    --------------
TOTAL........................... $6,986,396,638 $11,083,000   --    $6,997,479,638
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                        Value+
                                                                                        -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $169,096,348
                                                                                     ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $228,036,350)............................................................ $169,096,348
                                                                                     ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            Value+
                                                                                            -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $169,658,381
                                                                                         ------------

  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $131,164,746).................................................................. $169,658,381
                                                                                         ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                             Value+
                                                                                             -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $39,416,049
                                                                                           -----------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $30,882,561)................................................................... $39,416,049
                                                                                           ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           Value+
                                                                                           -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company  $157,927,445
                                                                                        ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $116,394,338)............................................................... $157,927,445
                                                                                        ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                  Percentage
                                                                          Shares      Value++ of Net Assets**
                                                                          ------      -----   ---------------
COMMON STOCKS -- (84.5%).............................................
AUSTRALIA -- (23.1%).................................................
  CFS Retail Property Trust..........................................  9,140,519 $ 17,945,434      1.6%
  Charter Hall Office REIT...........................................  2,029,254    7,830,793      0.7%
  #Commonwealth Property Office Fund.................................  9,463,351    9,515,454      0.9%
  Dexus Property Group............................................... 21,215,870   20,516,558      1.8%
  Goodman Group...................................................... 30,284,299   23,624,671      2.1%
  GPT Group..........................................................  7,962,846   27,661,126      2.5%
  Investa Office Fund................................................ 11,534,168    7,985,411      0.7%
  Stockland Trust Group.............................................. 10,460,501   43,428,076      3.9%
  Westfield Group....................................................  8,715,464   86,367,676      7.8%
  Westfield Retail Trust............................................. 11,453,758   33,269,167      3.0%
  Other Securities...................................................              23,098,132      2.1%
                                                                                 ------------     ------
TOTAL AUSTRALIA......................................................             301,242,498     27.1%
                                                                                 ------------     ------

BELGIUM -- (1.5%)....................................................
  Befimmo SCA........................................................     58,642    5,439,713      0.5%
  #Cofinimmo SA......................................................     53,750    8,271,881      0.7%
  Other Securities...................................................               6,055,414      0.6%
                                                                                 ------------     ------
TOTAL BELGIUM........................................................              19,767,008      1.8%
                                                                                 ------------     ------

CANADA -- (5.9%).....................................................
  #Calloway REIT.....................................................    214,454    5,673,290      0.5%
  #H&R REIT..........................................................    524,846   12,148,314      1.1%
  #Riocan REIT.......................................................    561,572   15,046,082      1.4%
  Other Securities...................................................              43,857,641      3.9%
                                                                                 ------------     ------
TOTAL CANADA.........................................................              76,725,327      6.9%
                                                                                 ------------     ------

CHINA -- (0.1%)......................................................
  Other Securities...................................................               1,404,452      0.1%
                                                                                 ------------     ------
FRANCE -- (12.9%)....................................................
  Fonciere des Regions SA............................................    111,672   12,672,837      1.2%
  Gecina SA..........................................................     90,375   13,025,699      1.2%
  #Icade SA..........................................................     98,453   12,621,398      1.1%
  Klepierre SA.......................................................    427,257   17,558,008      1.6%
  Societe Immobiliere de Location pour l'Industrie et le Commerce SA.     60,179    9,020,480      0.8%
  #Unibail-Rodamco SE................................................    394,586   92,315,610      8.3%
  Other Securities...................................................              11,462,563      1.0%
                                                                                 ------------     ------
TOTAL FRANCE.........................................................             168,676,595     15.2%
                                                                                 ------------     ------

GERMANY -- (0.2%)....................................................
  Other Securities...................................................               2,042,909      0.2%
                                                                                 ------------     ------

GREECE -- (0.0%).....................................................
  Other Securities...................................................                 408,221      0.0%
                                                                                 ------------     ------

HONG KONG -- (3.2%)..................................................
  #Champion REIT..................................................... 10,989,012    6,342,098      0.6%
  Link REIT (The)....................................................  9,715,472   30,619,562      2.7%
  Other Securities...................................................               4,132,109      0.4%
                                                                                 ------------     ------
TOTAL HONG KONG......................................................              41,093,769      3.7%
                                                                                 ------------     ------

ISRAEL -- (0.0%).....................................................
  Other Securities...................................................                 391,909      0.0%
                                                                                 ------------     ------

ITALY -- (0.3%)......................................................
  Other Securities...................................................               3,456,857      0.3%
                                                                                 ------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares        Value++ of Net Assets**
                                             ------        -----   ---------------
JAPAN -- (12.9%).........................
  Advance Residence Investment Corp......     4,254 $    8,909,709      0.8%
  #Frontier Real Estate Investment Corp..       766      7,101,739      0.6%
  Japan Logistics Fund, Inc..............       620      5,318,468      0.5%
  Japan Prime Realty Investment Corp.....     2,950      8,388,541      0.7%
  Japan Real Estate Investment Corp......     2,177     21,550,137      1.9%
  Japan Retail Fund Investment...........     6,713     10,852,974      1.0%
  #MORI TRUST Sogo REIT, Inc.............       744      7,557,169      0.7%
  #Nippon Building Fund, Inc.............     2,395     24,104,622      2.2%
  #Nomura Real Estate Office Fund, Inc...     1,192      8,630,683      0.8%
  #Orix Jreit, Inc.......................     1,057      5,770,286      0.5%
  United Urban Investment Corp...........     6,016      7,634,530      0.7%
  Other Securities.......................               52,289,100      4.7%
                                                    --------------     ------
TOTAL JAPAN..............................              168,107,958     15.1%
                                                    --------------     ------

MALAYSIA -- (0.1%).......................
  Other Securities.......................                1,006,452      0.1%
                                                    --------------     ------

NETHERLANDS -- (3.4%)....................
  #Corio NV..............................   237,525     16,818,292      1.5%
  Eurocommercial Properties NV...........   152,188      7,821,339      0.7%
  VastNed Retail NV......................    72,402      5,548,018      0.5%
  #Wereldhave NV.........................    89,009      9,303,423      0.8%
  Other Securities.......................                4,893,949      0.5%
                                                    --------------     ------
TOTAL NETHERLANDS........................               44,385,021      4.0%
                                                    --------------     ------

NEW ZEALAND -- (0.7%)....................
  Other Securities.......................                9,456,462      0.9%
                                                    --------------     ------

SINGAPORE -- (5.8%)......................
  Ascendas REIT.......................... 6,612,000     10,981,499      1.0%
  #CapitaCommercial Trust................ 8,802,000     10,368,716      0.9%
  CapitaMall Trust....................... 9,910,300     15,329,499      1.4%
  #Suntec REIT........................... 8,802,000     10,941,764      1.0%
  Other Securities.......................               28,356,345      2.6%
                                                    --------------     ------
TOTAL SINGAPORE..........................               75,977,823      6.9%
                                                    --------------     ------

SOUTH AFRICA -- (1.2%)...................
  Other Securities.......................               15,209,380      1.4%
                                                    --------------     ------

TAIWAN -- (0.4%).........................
  Other Securities.......................                5,165,341      0.5%
                                                    --------------     ------
TURKEY -- (0.3%).........................
  Other Securities.......................                3,721,065      0.3%
                                                    --------------     ------

UNITED KINGDOM -- (12.5%)................
  British Land Co. P.L.C................. 3,468,090     34,918,778      3.1%
  Capital Shopping Centres Group P.L.C... 2,010,281     13,661,937      1.2%
  Derwent London P.L.C...................   424,026     12,721,129      1.1%
  Great Portland Estates P.L.C........... 1,205,759      8,495,301      0.8%
  Hammerson P.L.C........................ 2,892,433     22,739,690      2.1%
  Land Securities Group P.L.C............ 3,045,575     40,033,426      3.6%
  Segro P.L.C............................ 2,834,726     15,428,138      1.4%
  Shaftesbury P.L.C......................   822,648      7,070,992      0.6%
  Other Securities.......................                7,270,088      0.7%
                                                    --------------     ------
TOTAL UNITED KINGDOM.....................              162,339,479     14.6%
                                                    --------------     ------
TOTAL COMMON STOCKS......................            1,100,578,526     99.1%
                                                    --------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                               Value++
                                                                                                               -----
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................                      $1,078
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       $2,412      2,412,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................  199,193,000    199,193,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409................................................................................. $        395        395,408
                                                                                                        --------------

TOTAL SECURITIES LENDING COLLATERAL.......................................................                 199,588,408
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................              $1,302,580,012
                                                                                                        ==============

                                                                                               Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................       0.0%
                                                                                               -------





TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       0.2%
                                                                                               -------






SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................      18.0%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409.................................................................................       0.0%
                                                                                               -------

TOTAL SECURITIES LENDING COLLATERAL.......................................................      18.0%
                                                                                               -------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................     117.3%
                                                                                               =======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 33,269,167 $  267,973,331   --    $  301,242,498
  Belgium.....................           --     19,767,008   --        19,767,008
  Canada......................   76,725,327             --   --        76,725,327
  China.......................           --      1,404,452   --         1,404,452
  France......................           --    168,676,595   --       168,676,595
  Germany.....................           --      2,042,909   --         2,042,909
  Greece......................           --        408,221   --           408,221
  Hong Kong...................           --     41,093,769   --        41,093,769
  Israel......................           --        391,909   --           391,909
  Italy.......................           --      3,456,857   --         3,456,857
  Japan.......................           --    168,107,958   --       168,107,958
  Malaysia....................           --      1,006,452   --         1,006,452
  Netherlands.................           --     44,385,021   --        44,385,021
  New Zealand.................           --      9,456,462   --         9,456,462
  Singapore...................           --     75,977,823   --        75,977,823
  South Africa................           --     15,209,380   --        15,209,380
  Taiwan......................           --      5,165,341   --         5,165,341
  Turkey......................           --      3,721,065   --         3,721,065
  United Kingdom..............           --    162,339,479   --       162,339,479
Rights/Warrants...............
  United Kingdom..............           --          1,078   --             1,078
Temporary Cash Investments....           --      2,412,000   --         2,412,000
Securities Lending Collateral.           --    199,588,408   --       199,588,408
                               ------------ --------------   --    --------------

TOTAL......................... $109,994,494 $1,192,585,518   --    $1,302,580,012
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Shares      Value+
                                                                                         ------      -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)............................................
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group
  Inc................................................................................. 18,806,804 $457,193,405
Investment in DFA International Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................................ 64,031,023  357,933,419
                                                                                                  ------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $583,053,221)................................................................             815,126,824
                                                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)..................................................
 BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares
   (Cost $1,244,145)..................................................................  1,244,145    1,244,145
                                                                                                  ------------
 TOTAL INVESTMENTS - (100.0%)
   (Cost $584,297,366)................................................................            $816,370,969
                                                                                                  ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    -----------------------------------------

                                     Investment in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $815,126,824   --      --    $815,126,824
   Temporary Cash Investments......    1,244,145   --      --       1,244,145
                                    ------------   --      --    ------------
   TOTAL........................... $816,370,969   --      --    $816,370,969
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                               Percentage
                                       Shares        Value++ of Net Assets**
                                       ------        -----   ---------------
   COMMON STOCKS -- (89.8%)
   AUSTRALIA -- (6.3%)
     Iluka Resources, Ltd.          4,434,577 $   61,017,166       0.7%
     #Primary Health Care, Ltd.     9,855,016     37,590,969       0.4%
     Other Securities                            542,533,643       5.8%
                                              --------------      -----
   TOTAL AUSTRALIA                               641,141,778       6.9%
                                              --------------      -----

   AUSTRIA -- (1.0%)
    #*Wienerberger AG               2,057,496     43,996,875       0.5%
     Other Securities                             53,208,936       0.6%
                                              --------------      -----
   TOTAL AUSTRIA                                  97,205,811       1.1%
                                              --------------      -----

   BELGIUM -- (1.0%)
     Other Securities                            104,713,305       1.1%
                                              --------------      -----

   CANADA -- (12.5%)
     *Advantage Oil & Gas, Ltd.     4,505,065     38,282,220       0.4%
    #*Canfor Corp.                  2,910,053     38,322,951       0.4%
     *Celestica, Inc.               4,421,197     48,924,518       0.5%
     Groupe Aeroplan, Inc.          3,926,331     53,822,875       0.6%
     #HudBay Minerals, Inc.         2,684,176     42,837,877       0.5%
     #Laurentian Bank of Canada       707,853     37,609,016       0.4%
     *Precision Drilling Corp.      2,895,326     43,851,421       0.5%
     *Quadra FNX Mining, Ltd.       2,985,672     49,006,485       0.5%
     RONA, Inc.                     3,264,600     47,719,091       0.5%
     Sherritt International Corp.   6,945,583     58,727,119       0.7%
     Trinidad Drilling, Ltd.        2,991,070     34,268,561       0.4%
     West Fraser Timber Co., Ltd.     702,774     39,961,149       0.4%
     Other Securities                            742,229,393       8.0%
                                              --------------      -----
   TOTAL CANADA                                1,275,562,676      13.8%
                                              --------------      -----

   DENMARK -- (0.6%)
     Other Securities                             62,421,321       0.7%
                                              --------------      -----

   FINLAND -- (2.7%)
     #Outokumpu Oyj                 2,864,481     47,719,423       0.5%
     Pohjola Bank P.L.C.            3,363,010     49,908,623       0.5%
     #Rautaruukki Oyj Series K      1,412,365     36,648,035       0.4%
     Other Securities                            142,781,002       1.6%
                                              --------------      -----
   TOTAL FINLAND                                 277,057,083       3.0%
                                              --------------      -----

   FRANCE -- (5.6%)
     Arkema SA                      1,028,400    107,107,988       1.1%
     Havas SA                       7,563,593     43,105,077       0.5%
     Nexans SA                        601,472     63,746,160       0.7%
     *Valeo SA                        714,880     45,535,881       0.5%
     Other Securities                            316,492,574       3.4%
                                              --------------      -----
   TOTAL FRANCE                                  575,987,680       6.2%
                                              --------------      -----

   GERMANY -- (5.6%)
     Aurubis AG                     1,045,010     61,760,912       0.7%
     Bilfinger Berger SE              956,696     92,099,623       1.0%
     *Kloeckner & Co. SE              915,483     32,871,228       0.3%
     Lanxess AG                       368,686     33,732,718       0.4%
     Other Securities                            355,941,336       3.8%
                                              --------------      -----
   TOTAL GERMANY                                 576,405,817       6.2%
                                              --------------      -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                         Shares        Value++ of Net Assets**
                                         ------        -----   ---------------
  GREECE -- (0.4%)..................
    Other Securities................            $   35,765,352       0.4%
                                                --------------      -----

  HONG KONG -- (2.6%)...............
    Other Securities................               263,549,990       2.8%
                                                --------------      -----

  IRELAND -- (0.3%).................
    Other Securities................                26,014,346       0.3%
                                                --------------      -----

  ISRAEL -- (0.8%)..................
    Other Securities................                78,095,573       0.8%
                                                --------------      -----

  ITALY -- (2.7%)...................
    #Banca Popolare di Milano Scarl. 10,151,010     34,739,939       0.4%
    Pirelli & Co. SpA...............  3,574,378     37,211,793       0.4%
    Other Securities................               205,399,170       2.2%
                                                --------------      -----
  TOTAL ITALY.......................               277,350,902       3.0%
                                                --------------      -----

  JAPAN -- (17.8%)..................
    Other Securities................             1,816,312,875      19.6%
                                                --------------      -----

  MALAYSIA -- (0.0%)................
    Other Securities................                     6,394       0.0%
                                                --------------      -----

  NETHERLANDS -- (1.7%).............
    Nutreco NV......................    431,492     33,580,770       0.4%
    Other Securities................               142,473,330       1.5%
                                                --------------      -----
  TOTAL NETHERLANDS.................               176,054,100       1.9%
                                                --------------      -----

  NEW ZEALAND -- (0.5%).............
    Other Securities................                49,469,411       0.5%
                                                --------------      -----

  NORWAY -- (1.3%)..................
    Other Securities................               137,888,398       1.5%
                                                --------------      -----

  PORTUGAL -- (0.2%)................
    Other Securities................                20,439,559       0.2%
                                                --------------      -----

  SINGAPORE -- (1.2%)...............
    Other Securities................               126,692,555       1.4%
                                                --------------      -----

  SPAIN -- (1.8%)...................
    Other Securities................               187,694,635       2.0%
                                                --------------      -----

  SWEDEN -- (2.8%)..................
    #Holmen AB......................    961,774     35,492,447       0.4%
    #Trelleborg AB Series B.........  6,786,568     82,129,373       0.9%
    Other Securities................               169,836,262       1.8%
                                                --------------      -----
  TOTAL SWEDEN......................               287,458,082       3.1%
                                                --------------      -----

  SWITZERLAND -- (4.7%).............
    *Clariant AG....................  2,390,569     49,628,051       0.5%
    Helvetia Holding AG.............    106,929     50,204,609       0.5%
    Other Securities................               385,301,936       4.2%
                                                --------------      -----
  TOTAL SWITZERLAND.................               485,134,596       5.2%
                                                --------------      -----

  UNITED KINGDOM -- (15.7%).........
    Amlin P.L.C.....................  9,801,581     68,556,359       0.7%
    Ashtead Group P.L.C............. 12,335,561     41,763,815       0.5%
    Bellway P.L.C...................  3,481,205     41,217,610       0.4%
    Bodycote P.L.C..................  5,826,032     37,957,217       0.4%
    Catlin Group, Ltd. P.L.C........  8,969,846     59,310,615       0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................  4,807,085 $   57,670,897
  DS Smith P.L.C.............................................................................. 12,895,987     46,743,560
  Greene King P.L.C...........................................................................  5,490,066     44,989,536
  Hiscox, Ltd. P.L.C.......................................................................... 10,648,017     73,489,439
  Logica P.L.C................................................................................ 15,376,104     34,834,857
  Meggitt P.L.C............................................................................... 12,486,050     75,124,743
  Millennium & Copthorne Hotels P.L.C.........................................................  5,091,746     45,031,189
  Mondi P.L.C.................................................................................  7,958,099     79,094,767
  Persimmon P.L.C.............................................................................  7,337,098     59,353,298
  *Taylor Wimpey P.L.C........................................................................ 57,929,451     37,855,708
  Thomas Cook Group P.L.C..................................................................... 12,134,733     34,817,238
  Travis Perkins P.L.C........................................................................  4,262,775     76,778,817
  Other Securities............................................................................               691,068,734
                                                                                                          --------------
TOTAL UNITED KINGDOM                                                                                       1,605,658,399
                                                                                                          --------------
TOTAL COMMON STOCKS                                                                                        9,184,080,638
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................                    20,259
                                                                                                          --------------

DENMARK -- (0.0%)
  Other Securities............................................................................                       263
                                                                                                          --------------

GREECE -- (0.0%)
  Other Securities............................................................................                    14,527
                                                                                                          --------------

ITALY -- (0.0%)
  Other Securities............................................................................                    15,572
                                                                                                          --------------

PORTUGAL -- (0.0%)
  Other Securities............................................................................                    50,610
                                                                                                          --------------

SPAIN -- (0.0%)
  Other Securities............................................................................                    50,395
                                                                                                          --------------

SWITZERLAND -- (0.0%)
  Other Securities............................................................................                     2,572
                                                                                                          --------------

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................                    32,443
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS.........................................................................                   186,641
                                                                                                          --------------

                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228      $14,399     14,399,000
                                                                                                          --------------

                                                                                                 Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................       0.6%
  DS Smith P.L.C..............................................................................       0.5%
  Greene King P.L.C...........................................................................       0.5%
  Hiscox, Ltd. P.L.C..........................................................................       0.8%
  Logica P.L.C................................................................................       0.4%
  Meggitt P.L.C...............................................................................       0.8%
  Millennium & Copthorne Hotels P.L.C.........................................................       0.5%
  Mondi P.L.C.................................................................................       0.9%
  Persimmon P.L.C.............................................................................       0.6%
  *Taylor Wimpey P.L.C........................................................................       0.4%
  Thomas Cook Group P.L.C.....................................................................       0.4%
  Travis Perkins P.L.C........................................................................       0.8%
  Other Securities............................................................................       7.5%
                                                                                                    -----
TOTAL UNITED KINGDOM                                                                                17.3%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.0%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

DENMARK -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

GREECE -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

ITALY -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

PORTUGAL -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SPAIN -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SWITZERLAND -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----
TOTAL RIGHTS/WARRANTS.........................................................................       0.0%
                                                                                                    -----





TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228         0.2%
                                                                                                    -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         Shares/
                                                                                            Face                   Percentage
                                                                                          Amount          Value+ of Net Assets**
                                                                                          ------          -----  ---------------
                                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.1%).........................................
(S)@DFA Short Term Investment Fund...............................................  1,027,360,170 $ 1,027,360,170      11.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
  (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,496,682)
  ## to be repurchased at $1,467,340............................................. $        1,467       1,467,335       0.0%
                                                                                                 ---------------     ------

TOTAL SECURITIES LENDING COLLATERAL..............................................                  1,028,827,505      11.1%
                                                                                                 ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,260,297,229)...........................................................                $10,227,493,784     110.3%
                                                                                                 ===============     ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               -----------------------------------------------------

                                      Investment in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks.................
  Australia................... $    7,231,943 $  633,909,835   --    $   641,141,778
  Austria.....................         22,093     97,183,718   --         97,205,811
  Belgium.....................             --    104,713,305   --        104,713,305
  Canada......................  1,275,562,676             --   --      1,275,562,676
  Denmark.....................        412,499     62,008,822   --         62,421,321
  Finland.....................             --    277,057,083   --        277,057,083
  France......................             --    575,987,680   --        575,987,680
  Germany.....................      2,170,706    574,235,111   --        576,405,817
  Greece......................         24,812     35,740,540   --         35,765,352
  Hong Kong...................         90,999    263,458,991   --        263,549,990
  Ireland.....................        483,959     25,530,387   --         26,014,346
  Israel......................             --     78,095,573   --         78,095,573
  Italy.......................             --    277,350,902   --        277,350,902
  Japan.......................             --  1,816,312,875   --      1,816,312,875
  Malaysia....................             --          6,394   --              6,394
  Netherlands.................             --    176,054,100   --        176,054,100
  New Zealand.................             --     49,469,411   --         49,469,411
  Norway......................             --    137,888,398   --        137,888,398
  Portugal....................             --     20,439,559   --         20,439,559
  Singapore...................         93,379    126,599,176   --        126,692,555
  Spain.......................             --    187,694,635   --        187,694,635
  Sweden......................          4,780    287,453,302   --        287,458,082
  Switzerland.................             --    485,134,596   --        485,134,596
  United Kingdom..............      6,728,943  1,598,929,456   --      1,605,658,399
Rights/Warrants...............
  Belgium.....................         20,259             --   --             20,259
  Denmark.....................            263             --   --                263
  Greece......................             --         14,527   --             14,527
  Italy.......................         15,572             --   --             15,572
  Portugal....................         50,610             --   --             50,610
  Spain.......................         42,509          7,886   --             50,395
  Switzerland.................          2,572             --   --              2,572
  United Kingdom..............             --         32,443   --             32,443
Temporary Cash Investments....             --     14,399,000   --         14,399,000
Securities Lending Collateral.             --  1,028,827,505   --      1,028,827,505
                               -------------- --------------   --    ---------------
TOTAL......................... $1,292,958,574 $8,934,535,210   --    $10,227,493,784
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++ of Net Assets**
                                                          ------     -----   ---------------
COMMON STOCKS -- (85.1%)
AUSTRALIA -- (5.6%)
  Macquarie Group, Ltd.                                   21,994 $   850,309       0.2%
  National Australia Bank, Ltd.                           44,894   1,336,613       0.3%
  Origin Energy, Ltd.                                     53,648     962,392       0.2%
  Other Securities                                                28,294,300       5.8%
                                                                 -----------      -----
TOTAL AUSTRALIA                                                   31,443,614       6.5%
                                                                 -----------      -----

AUSTRIA -- (0.6%)
  Other Securities                                                 3,417,932       0.7%
                                                                 -----------      -----

BELGIUM -- (1.3%)
  Solvay SA                                                5,891     849,360       0.2%
  Other Securities                                                 6,618,078       1.4%
                                                                 -----------      -----
TOTAL BELGIUM                                                      7,467,438       1.6%
                                                                 -----------      -----

CANADA -- (10.4%)
  #Bank of Montreal                                       13,100     860,365       0.2%
  First Quantum Minerals, Ltd.                             5,800     826,522       0.2%
  Magna International, Inc.                               18,560     953,746       0.2%
  Nexen, Inc.                                             34,506     912,842       0.2%
  Suncor Energy, Inc.                                     34,672   1,598,104       0.3%
  Talisman Energy, Inc.                                   45,748   1,104,837       0.2%
  Teck Resources, Ltd. Class B                            17,000     924,071       0.2%
  #Toronto Dominion Bank                                  15,429   1,335,881       0.3%
  *Valeant Pharmaceuticals International, Inc.            16,500     870,211       0.2%
  Other Securities                                                48,790,414      10.1%
                                                                 -----------      -----
TOTAL CANADA                                                      58,176,993      12.1%
                                                                 -----------      -----

DENMARK -- (0.9%)
  Other Securities                                                 5,341,956       1.1%
                                                                 -----------      -----

FINLAND -- (1.7%)
  *UPM-Kymmene Oyj                                        49,028   1,005,627       0.2%
  Other Securities                                                 8,467,264       1.8%
                                                                 -----------      -----
TOTAL FINLAND                                                      9,472,891       2.0%
                                                                 -----------      -----

FRANCE -- (6.4%)
  BNP Paribas SA                                          18,185   1,437,608       0.3%
  Cie de Saint-Gobain SA                                  16,388   1,130,767       0.2%
  Cie Generale des Establissements Michelin SA Series B    9,428     945,008       0.2%
  GDF Suez SA                                             23,661     967,483       0.2%
  *Sanofi-Aventis SA                                      20,001   1,582,422       0.3%
  Other Securities                                                30,062,780       6.3%
                                                                 -----------      -----
TOTAL FRANCE                                                      36,126,068       7.5%
                                                                 -----------      -----

GERMANY -- (5.0%)
  *Daimler AG                                             16,806   1,298,877       0.3%
  #Deutsche Bank AG                                       30,792   2,011,333       0.4%
  *Deutsche Post AG                                       41,651     823,175       0.2%
  E.ON AG                                                 33,461   1,143,669       0.2%
  Other Securities                                                22,755,153       4.7%
                                                                 -----------      -----
TOTAL GERMANY                                                     28,032,207       5.8%
                                                                 -----------      -----

GREECE -- (0.8%)
  Other Securities                                                 4,692,478       1.0%
                                                                 -----------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++ of Net Assets**
                                            ------     -----   ---------------
  HONG KONG -- (2.3%)
    Other Securities                               $12,972,311       2.7%
                                                   -----------      -----

  IRELAND -- (0.7%)
    Other Securities                                 3,833,136       0.8%
                                                   -----------      -----

  ISRAEL -- (0.7%)
    Other Securities                                 3,719,316       0.8%
                                                   -----------      -----

  ITALY -- (2.3%)
    Other Securities                                12,723,410       2.6%
                                                   -----------      -----

  JAPAN -- (15.2%)
    Mitsubishi UFJ Financial Group, Inc.   224,300   1,076,548       0.2%
    Other Securities                                84,223,479      17.5%
                                                   -----------      -----
  TOTAL JAPAN                                       85,300,027      17.7%
                                                   -----------      -----

  NETHERLANDS -- (2.3%)
    #Akzo Nobel NV                          13,662   1,059,328       0.2%
    *ING Groep NV Sponsored ADR             72,426     955,299       0.2%
    Koninklijke DSM NV                      11,964     824,641       0.2%
    Other Securities                                 9,925,690       2.1%
                                                   -----------      -----
  TOTAL NETHERLANDS                                 12,764,958       2.7%
                                                   -----------      -----

  NEW ZEALAND -- (0.2%)
    Other Securities                                 1,255,637       0.3%
                                                   -----------      -----

  NORWAY -- (1.1%)
    Other Securities                                 6,139,477       1.3%
                                                   -----------      -----

  PORTUGAL -- (0.4%)
    Other Securities                                 1,985,837       0.4%
                                                   -----------      -----

  SINGAPORE -- (1.4%)
    Other Securities                                 7,772,316       1.6%
                                                   -----------      -----

  SPAIN -- (1.8%)
    Other Securities                                10,177,258       2.1%
                                                   -----------      -----

  SWEDEN -- (2.7%)
    Swedbank AB Series A                    43,200     819,311       0.2%
    Other Securities                                14,099,857       2.9%
                                                   -----------      -----
  TOTAL SWEDEN                                      14,919,168       3.1%
                                                   -----------      -----

  SWITZERLAND -- (5.7%)
    Aryzta AG                               14,609     814,869       0.2%
    Credit Suisse Group AG                  22,184   1,009,742       0.2%
    Holcim, Ltd. AG                         21,970   1,914,291       0.4%
    Swiss Reinsurance Co., Ltd. AG          23,898   1,425,910       0.3%
    *UBS AG                                 52,017   1,040,994       0.2%
    Zurich Financial Services AG            10,024   2,818,535       0.6%
    Other Securities                                22,809,783       4.7%
                                                   -----------      -----
  TOTAL SWITZERLAND                                 31,834,124       6.6%
                                                   -----------      -----

  UNITED KINGDOM -- (15.6%)
    Anglo American P.L.C.                   48,414   2,537,802       0.5%
    Aviva P.L.C.                           128,562     962,152       0.2%
    BP P.L.C. Sponsored ADR                 65,797   3,035,874       0.6%
    #HSBC Holdings P.L.C. Sponsored ADR     70,495   3,839,863       0.8%
    International Power P.L.C.             155,255     859,297       0.2%
    Kingfisher P.L.C.                      232,192   1,066,819       0.2%
    Legal & General Group P.L.C.           594,171   1,222,089       0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                          Shares      Value++ of Net Assets**
                                          ------      -----   ---------------
  UNITED KINGDOM -- (Continued).........
    Old Mutual P.L.C.................... 503,063 $  1,172,695       0.2%
    Prudential P.L.C....................  68,348      884,242       0.2%
    #Royal Dutch Shell P.L.C. ADR.......  62,698    4,913,015       1.0%
    RSA Insurance Group P.L.C........... 370,215      853,156       0.2%
    Standard Chartered P.L.C............  30,336      843,090       0.2%
    Standard Life P.L.C................. 230,654      874,064       0.2%
    Vodafone Group P.L.C. Sponsored ADR. 135,396    3,942,732       0.8%
    *Wolseley P.L.C.....................  25,895      940,606       0.2%
    Xstrata P.L.C.......................  77,287    1,982,334       0.4%
    Other Securities....................           57,875,148      12.0%
                                                 ------------      -----
  TOTAL UNITED KINGDOM..................           87,804,978      18.2%
                                                 ------------      -----

  UNITED STATES -- (0.0%)...............
    Other Securities....................               17,944       0.0%
                                                 ------------      -----
  TOTAL COMMON STOCKS...................          477,391,474      99.2%
                                                 ------------      -----
  RIGHTS/WARRANTS -- (0.0%).............
  AUSTRALIA -- (0.0%)...................
    Other Securities....................                   12       0.0%
                                                 ------------      -----

  BELGIUM -- (0.0%).....................
    Other Securities....................                  225       0.0%
                                                 ------------      -----

  DENMARK -- (0.0%).....................
    Other Securities....................                    2       0.0%
                                                 ------------      -----

  FRANCE -- (0.0%)......................
    Other Securities....................                2,361       0.0%
                                                 ------------      -----

  GERMANY -- (0.0%).....................
    Other Securities....................               15,191       0.0%
                                                 ------------      -----

  GREECE -- (0.0%)......................
    Other Securities....................                  195       0.0%
                                                 ------------      -----

  NORWAY -- (0.0%)......................
    Other Securities....................                   36       0.0%
                                                 ------------      -----

  PORTUGAL -- (0.0%)....................
    Other Securities....................               11,720       0.0%
                                                 ------------      -----

  SINGAPORE -- (0.0%)...................
    Other Securities....................                8,940       0.0%
                                                 ------------      -----

  SPAIN -- (0.0%).......................
    Other Securities....................                5,350       0.0%
                                                 ------------      -----

  SWITZERLAND -- (0.0%).................
    Other Securities....................                   68       0.0%
                                                 ------------      -----

  UNITED KINGDOM -- (0.0%)..............
    Other Securities....................                  318       0.0%
                                                 ------------      -----
  TOTAL RIGHTS/WARRANTS.................               44,418       0.0%
                                                 ------------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                        Face
                                                                                                      Amount       Value+
                                                                                                      ------       -----
                                                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................     $2,801   $2,801,000
                                                                                                             ------------

                                                                                                     Shares/
                                                                                                        Face
                                                                                                      Amount
                                                                                                      ------
                                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund............................................................... 79,086,676   79,086,676
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................     $1,971    1,970,710
                                                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................              81,057,386
                                                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................            $561,294,278
                                                                                                             ============

                                                                                                       Percentage
                                                                                                  of Net Assets**
                                                                                                  ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................       0.6%
                                                                                                      ------






SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund...............................................................      16.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................        0.4%
                                                                                                      ------
TOTAL SECURITIES LENDING COLLATERAL..............................................................      16.8%
                                                                                                      ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................     116.6%
                                                                                                      ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks.................
    Australia................... $   821,980 $ 30,621,634   --    $ 31,443,614
    Austria.....................          --    3,417,932   --       3,417,932
    Belgium.....................     362,291    7,105,147   --       7,467,438
    Canada......................  58,176,993           --   --      58,176,993
    Denmark.....................      10,744    5,331,212   --       5,341,956
    Finland.....................          --    9,472,891   --       9,472,891
    France......................   1,980,666   34,145,402   --      36,126,068
    Germany.....................   3,580,706   24,451,501   --      28,032,207
    Greece......................     211,209    4,481,269   --       4,692,478
    Hong Kong...................      19,817   12,952,494   --      12,972,311
    Ireland.....................     923,673    2,909,463   --       3,833,136
    Israel......................     717,726    3,001,590   --       3,719,316
    Italy.......................     832,132   11,891,278   --      12,723,410
    Japan.......................   2,649,433   82,650,594   --      85,300,027
    Netherlands.................   2,459,639   10,305,319   --      12,764,958
    New Zealand.................      34,047    1,221,590   --       1,255,637
    Norway......................     157,600    5,981,877   --       6,139,477
    Portugal....................          --    1,985,837   --       1,985,837
    Singapore...................          --    7,772,316   --       7,772,316
    Spain.......................   2,209,295    7,967,963   --      10,177,258
    Sweden......................     346,091   14,573,077   --      14,919,168
    Switzerland.................   2,102,949   29,731,175   --      31,834,124
    United Kingdom..............  19,132,476   68,672,502   --      87,804,978
    United States...............      17,944           --   --          17,944
  Rights/Warrants...............
    Australia...................          12           --   --              12
    Belgium.....................         225           --   --             225
    Denmark.....................          --            2   --               2
    France......................       2,361           --   --           2,361
    Germany.....................      15,191           --   --          15,191
    Greece......................          --          195   --             195
    Norway......................          --           36   --              36
    Portugal....................      11,720           --   --          11,720
    Singapore...................       8,940           --   --           8,940
    Spain.......................       5,338           12   --           5,350
    Switzerland.................          68           --   --              68
    United Kingdom..............          --          318   --             318
  Temporary Cash Investments....          --    2,801,000   --       2,801,000
  Securities Lending Collateral.          --   81,057,386   --      81,057,386
                                 ----------- ------------   --    ------------
  TOTAL......................... $96,791,266 $464,503,012   --    $561,294,278
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                                                                            Shares    Value+
                                                                                                            ------    -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)................................................................
Investment in The DFA International Value Series of
 The DFA Investment Trust Company.........................................................................          $28,922,083
Investment in Dimensional Emerging Markets Value Fund.....................................................           10,384,488
Investment in DFA International Small Cap Value Portfolio of
 DFA Investment Dimensions Group Inc......................................................................  200,714   3,801,524
                                                                                                                    -----------

   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $35,668,328)....................................................................................           43,108,095
                                                                                                                    -----------

                                                                                                             Face
                                                                                                            Amount
                                                                                                            ------
                                                                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $110,000 FNMA 2.24%, 07/06/15, valued at $112,750) to be repurchased at $107,002
    (Cost $107,000)....................................................................................... $    107     107,000
                                                                                                                    -----------
   TOTAL INVESTMENTS - (100.0%)
    (Cost $35,775,328)....................................................................................          $43,215,095
                                                                                                                    ===========

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    ----------------------------------------

                                    Investment in Securities (Market Value)
                                    ----------------------------------------
                                      Level 1   Level 2  Level 3    Total
                                    ----------- -------- ------- -----------
   Affiliated Investment Companies. $43,108,095       --   --    $43,108,095
   Temporary Cash Investments......          -- $107,000   --        107,000
                                    ----------- --------   --    -----------
   TOTAL........................... $43,108,095 $107,000   --    $43,215,095
                                    =========== ========   ==    ===========

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $2,575,286,113
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,178,839,212)............................. $2,575,286,113
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $2,135,948,868
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,438,988,909)............................. $2,135,948,868
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                -----
    AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
    Investment in Dimensional Emerging Markets Value Fund.. $15,403,053,850
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,251,655,584)............................ $15,403,053,850
                                                            ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                      Percentage
                                                             Shares      Value++ of Net Assets**
                                                             ------      -----   ---------------
COMMON STOCKS -- (85.7%)
BRAZIL -- (7.2%)
  Banco Bradesco SA                                         971,274 $ 16,194,074       0.3%
  Banco Santander Brasil SA ADR                           1,248,063   14,490,011       0.3%
  BM&F Bovespa SA                                         3,107,183   23,325,598       0.4%
  Petroleo Brasileiro SA ADR                              1,487,967   55,545,808       1.0%
  Vale SA Sponsored ADR                                   1,207,490   40,330,166       0.8%
  Other Securities                                                   272,478,395       5.0%
                                                                    ------------      -----
TOTAL BRAZIL                                                         422,364,052       7.8%
                                                                    ------------      -----

CHILE -- (2.1%)
  Other Securities                                                   122,462,468       2.3%
                                                                    ------------      -----

CHINA -- (12.9%)
  Bank of China, Ltd.                                    52,690,702   29,231,423       0.5%
  China Construction Bank Corp.                          38,800,302   36,790,921       0.7%
  China Life Insurance Co., Ltd. ADR                        258,099   13,857,335       0.3%
  China Mobile, Ltd. Sponsored ADR                          967,519   44,592,951       0.8%
  China Unicom Hong Kong, Ltd. ADR                          756,217   15,472,200       0.3%
  #CNOOC, Ltd. ADR                                          116,476   29,054,938       0.5%
  Industrial & Commercial Bank of China, Ltd. Series H   49,025,940   41,584,448       0.8%
  #PetroChina Co., Ltd. ADR                                 160,254   23,329,777       0.4%
  Other Securities                                                   523,814,466       9.7%
                                                                    ------------      -----
TOTAL CHINA                                                          757,728,459      14.0%
                                                                    ------------      -----

COLOMBIA -- (0.2%)
  Other Securities                                                    12,825,683       0.2%
                                                                    ------------      -----

CZECH REPUBLIC -- (0.4%)
  Other Securities                                                    23,889,730       0.4%
                                                                    ------------      -----

EGYPT -- (0.1%)
  Other Securities                                                     4,088,398       0.1%
                                                                    ------------      -----

HUNGARY -- (0.6%)
 #*OTP Bank P.L.C.                                          488,536   17,344,184       0.3%
  Other Securities                                                    14,272,506       0.3%
                                                                    ------------      -----
TOTAL HUNGARY                                                         31,616,690       0.6%
                                                                    ------------      -----

INDIA -- (8.7%)
  ICICI Bank, Ltd. Sponsored ADR                            396,338   19,975,435       0.4%
  Infosys Technologies, Ltd.                                225,217   14,804,567       0.3%
  Reliance Industries, Ltd.                               1,381,092   30,655,817       0.5%
  Other Securities                                                   444,381,246       8.2%
                                                                    ------------      -----
TOTAL INDIA                                                          509,817,065       9.4%
                                                                    ------------      -----

INDONESIA -- (3.0%)
  PT Bumi Resources Tbk                                  37,385,000   15,022,342       0.3%
  Other Securities                                                   159,723,433       2.9%
                                                                    ------------      -----
TOTAL INDONESIA                                                      174,745,775       3.2%
                                                                    ------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                       353,828       0.0%
                                                                    ------------      -----

MALAYSIA -- (3.2%)
  Other Securities                                                   188,531,371       3.5%
                                                                    ------------      -----

MEXICO -- (4.1%)
  America Movil S.A.B. de C.V. Series L ADR                 443,009   25,340,115       0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                               Shares      Value++ of Net Assets**
                                                               ------      -----   ---------------
MEXICO -- (Continued).....................................
  *Cemex S.A.B. de C.V. Sponsored ADR.....................  1,983,179 $ 17,213,994       0.3%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    308,192   19,385,277       0.4%
  #Grupo Financiero Banorte S.A.B. de C.V.................  2,809,943   14,035,435       0.3%
  Grupo Mexico S.A.B. de C.V. Series B....................  5,000,219   17,313,579       0.3%
  Other Securities........................................             148,633,801       2.7%
                                                                      ------------      -----
TOTAL MEXICO..............................................             241,922,201       4.5%
                                                                      ------------      -----

NETHERLANDS -- (0.0%).....................................
  Other Securities........................................                 201,157       0.0%
                                                                      ------------      -----

PERU -- (0.2%)............................................
  Other Securities........................................              10,985,899       0.2%
                                                                      ------------      -----

PHILIPPINES -- (0.9%).....................................
  Other Securities........................................              54,067,027       1.0%
                                                                      ------------      -----

POLAND -- (1.7%)..........................................
  KGHM Polska Miedz SA....................................    192,817   14,183,564       0.3%
  Other Securities........................................              87,550,328       1.6%
                                                                      ------------      -----
TOTAL POLAND..............................................             101,733,892       1.9%
                                                                      ------------      -----

RUSSIA -- (3.7%)..........................................
  Gazprom OAO Sponsored ADR...............................  5,628,350   95,365,320       1.8%
  Lukoil OAO Sponsored ADR................................    502,859   34,949,662       0.6%
  Other Securities........................................              87,526,636       1.6%
                                                                      ------------      -----
TOTAL RUSSIA..............................................             217,841,618       4.0%
                                                                      ------------      -----

SOUTH AFRICA -- (7.3%)....................................
  Gold Fields, Ltd. Sponsored ADR.........................  1,024,815   18,282,700       0.3%
  Impala Platinum Holdings, Ltd...........................    449,434   14,055,082       0.3%
  MTN Group, Ltd..........................................  1,237,163   27,180,020       0.5%
  Naspers, Ltd. Series N..................................    378,717   22,445,136       0.4%
  Sanlam, Ltd.............................................  3,530,404   15,143,360       0.3%
  Sasol, Ltd. Sponsored ADR...............................    530,207   30,656,569       0.6%
  Standard Bank Group, Ltd................................  1,236,663   19,422,451       0.4%
  Other Securities........................................             282,648,121       5.2%
                                                                      ------------      -----
TOTAL SOUTH AFRICA........................................             429,833,439       8.0%
                                                                      ------------      -----

SOUTH KOREA -- (13.8%)....................................
  Hana Financial Group, Inc...............................    380,692   16,152,278       0.3%
  Hyundai Motor Co., Ltd..................................    142,857   32,949,852       0.6%
 #*KB Financial Group, Inc. ADR...........................    311,778   16,614,650       0.3%
  Kia Motors Corp.........................................    230,180   16,558,829       0.3%
  LG Chemical, Ltd........................................     28,574   14,196,081       0.3%
  LG Corp.................................................    150,925   13,894,952       0.2%
  #POSCO ADR..............................................    230,201   25,391,170       0.5%
  Samsung Corp............................................    200,144   14,498,955       0.3%
  Samsung Electronics Co., Ltd............................    110,442   92,250,080       1.7%
  Shinhan Financial Group Co., Ltd. ADR...................    142,576   13,832,724       0.2%
  Other Securities........................................             555,225,578      10.3%
                                                                      ------------      -----
TOTAL SOUTH KOREA.........................................             811,565,149      15.0%
                                                                      ------------      -----

TAIWAN -- (11.6%).........................................
  Hon Hai Precision Industry Co., Ltd.....................  5,597,352   21,256,074       0.4%
  HTC Corp................................................    340,780   15,511,175       0.3%
  #Taiwan Semiconductor Manufacturing Co., Ltd............ 11,817,652   30,566,194       0.5%
  Other Securities........................................             614,977,280      11.4%
                                                                      ------------      -----
TOTAL TAIWAN..............................................             682,310,723      12.6%
                                                                      ------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
THAILAND -- (2.1%)
  Other Securities........................................           $  124,055,930       2.3%
                                                                     --------------      -----

TURKEY -- (1.9%)
  Other Securities........................................              109,419,987       2.0%
                                                                     --------------      -----

UNITED STATES -- (0.0%)
  Other Securities........................................                  677,036       0.0%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            5,033,037,577      93.0%
                                                                     --------------      -----
PREFERRED STOCKS -- (6.0%)
BRAZIL -- (6.0%)
  Banco Bradesco SA Sponsored ADR......................... 2,298,063     46,489,814       0.9%
  #Itau Unibanco Holding SA ADR........................... 1,648,537     39,152,754       0.7%
  Petroleo Brasileiro SA ADR.............................. 2,049,785     68,401,325       1.3%
  Vale SA Sponsored ADR................................... 1,564,909     46,790,779       0.9%
  Other Securities........................................              148,946,084       2.7%
                                                                     --------------      -----
TOTAL BRAZIL..............................................              349,780,756       6.5%
                                                                     --------------      -----

CHILE -- (0.0%)
  Other Securities........................................                  565,581       0.0%
                                                                     --------------      -----

INDIA -- (0.0%)
  Other Securities........................................                   17,951       0.0%
                                                                     --------------      -----
TOTAL PREFERRED STOCKS....................................              350,364,288       6.5%
                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  Other Securities........................................                      395       0.0%
                                                                     --------------      -----

HONG KONG -- (0.0%)
  Other Securities........................................                       --       0.0%
                                                                     --------------      -----

POLAND -- (0.0%)
  Other Securities........................................                  430,289       0.0%
                                                                     --------------      -----

TAIWAN -- (0.0%)
  Other Securities........................................                  103,079       0.0%
                                                                     --------------      -----

THAILAND -- (0.0%)
  Other Securities........................................                  378,050       0.0%
                                                                     --------------      -----

TURKEY -- (0.0%)
  Other Securities........................................                   74,300       0.0%
                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS.....................................                  986,113       0.0%
                                                                     --------------      -----

                                                             Face
                                                            Amount           Value+
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)......................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
   05/02/11 (Collateralized by $17,760,000 FNMA 2.24%,
   07/06/15, valued at $18,204,000) to be repurchased at
   $17,934,284............................................   $17,934     17,934,000       0.3%
                                                                     --------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Shares/
                                                                  Face                      Percentage
                                                                 Amount            Value+ of Net Assets**
                                                                 -------           ------ ---------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund............................ 469,495,000 $  469,495,000       8.7%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
 05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r),
 06/01/35, valued at $670,749)## to be repurchased at
 $657,599.....................................................        $658        657,597       0.0%
                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL...........................                470,152,597       8.7%
                                                                           --------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,226,970,070)........................................             $5,872,474,575     108.5%
                                                                           ==============     ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  422,364,052             --   --    $  422,364,052
  Chile.......................    122,462,468             --   --       122,462,468
  China.......................    164,834,829 $  592,893,630   --       757,728,459
  Colombia....................     12,825,683             --   --        12,825,683
  Czech Republic..............             --     23,889,730   --        23,889,730
  Egypt.......................             --      4,088,398   --         4,088,398
  Hungary.....................        661,066     30,955,624   --        31,616,690
  India.......................     31,139,064    478,678,001   --       509,817,065
  Indonesia...................      6,011,338    168,734,437   --       174,745,775
  Israel......................             --        353,828   --           353,828
  Malaysia....................      3,519,661    185,011,710   --       188,531,371
  Mexico......................    241,922,201             --   --       241,922,201
  Netherlands.................             --        201,157   --           201,157
  Peru........................     10,985,899             --   --        10,985,899
  Philippines.................      4,214,878     49,852,149   --        54,067,027
  Poland......................             --    101,733,892   --       101,733,892
  Russia......................      6,867,584    210,974,034   --       217,841,618
  South Africa................     71,318,377    358,515,062   --       429,833,439
  South Korea.................     79,595,937    731,969,212   --       811,565,149
  Taiwan......................     19,811,037    662,499,686   --       682,310,723
  Thailand....................    123,903,228        152,702   --       124,055,930
  Turkey......................      2,726,209    106,693,778   --       109,419,987
  United States...............        677,036             --   --           677,036
Preferred Stocks..............
  Brazil......................    349,780,756             --   --       349,780,756
  Chile.......................        565,581             --   --           565,581
  India.......................             --         17,951   --            17,951
Rights/Warrants...............
  Brazil......................            395             --   --               395
  Hong Kong...................             --             --   --                --
  Poland......................             --        430,289   --           430,289
  Taiwan......................             --        103,079   --           103,079
  Thailand....................          2,004        376,046   --           378,050
  Turkey......................         74,300             --   --            74,300
Temporary Cash Investments....             --     17,934,000   --        17,934,000
Securities Lending Collateral.             --    470,152,597   --       470,152,597
                               -------------- --------------   --    --------------
TOTAL......................... $1,676,263,583 $4,196,210,992   --    $5,872,474,575
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                             Enhanced         U.S.
                                                                                            U.S. Large      Large Cap
                                                                                             Company          Value
                                                                                            Portfolio       Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................           --  $    8,133,769
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................ $    172,388              --
Temporary Cash Investments at Value & Cost................................................        5,938              --
Collateral Received from Securities on Loan at Value & Cost...............................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --              --
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --              --
  Dividends and Interest..................................................................        1,401              --
  Securities Lending Income...............................................................           --              --
  Fund Shares Sold........................................................................           94           5,093
  Futures Margin Variation................................................................          587              --
Unrealized Gain on Forward Currency Contracts.............................................          474              --
Unrealized Gain on Foreign Currency Contracts.............................................           26              --
Prepaid Expenses and Other Assets.........................................................           20              64
                                                                                           ------------  --------------
   Total Assets...........................................................................      180,928       8,138,926
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased.........................        5,866             686
  Fund Shares Redeemed....................................................................          195           4,407
  Due to Advisor..........................................................................           28             991
Unrealized Loss on Forward Currency Contracts.............................................        1,833              --
Accrued Expenses and Other Liabilities....................................................           16             308
                                                                                           ------------  --------------
   Total Liabilities......................................................................        7,938           6,392
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ............................................................... $       8.75  $        22.48
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  300,000,000   2,000,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $         --  $    5,528,588
                                                                                           ------------  --------------
Investments at Cost....................................................................... $    167,948  $           --
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    229,031  $    7,245,437
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          664          12,921
Accumulated Net Realized Gain (Loss)......................................................      (65,256)     (1,731,005)
Net Unrealized Foreign Exchange Gain (Loss)...............................................       (1,311)             --
Net Unrealized Appreciation (Depreciation)................................................        9,862       2,605,181
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============

                                                                                                               U.S.
                                                                                                U.S.         Small Cap
                                                                                              Targeted         Value
                                                                                           Value Portfolio   Portfolio
                                                                                           --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................            --               --
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................  $  3,023,425   $    7,975,251
Temporary Cash Investments at Value & Cost................................................         6,507           10,913
Collateral Received from Securities on Loan at Value & Cost...............................         1,015            4,563
Affiliated Collateral Received from Securities on Loan at Value & Cost....................       352,489        1,584,011
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................         3,493           30,152
  Dividends and Interest..................................................................           737            2,031
  Securities Lending Income...............................................................           198              711
  Fund Shares Sold........................................................................         2,339            4,591
  Futures Margin Variation................................................................            --               --
Unrealized Gain on Forward Currency Contracts.............................................            --               --
Unrealized Gain on Foreign Currency Contracts.............................................            --               --
Prepaid Expenses and Other Assets.........................................................            66               62
                                                                                            ------------   --------------
   Total Assets...........................................................................     3,390,269        9,612,285
                                                                                            ------------   --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................       353,504        1,588,574
  Investment Securities/Affiliated Investment Companies Purchased.........................         2,455              561
  Fund Shares Redeemed....................................................................         1,708           54,962
  Due to Advisor..........................................................................           866            3,283
Unrealized Loss on Forward Currency Contracts.............................................            --               --
Accrued Expenses and Other Liabilities....................................................           147              408
                                                                                            ------------   --------------
   Total Liabilities......................................................................       358,680        1,647,788
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................  $      18.31              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................  $      18.30              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ...............................................................  $      18.31   $        28.17
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   700,000,000    1,700,000,000
                                                                                            ============   ==============
Investments in Affiliated Investment Companies at Cost....................................  $         --   $           --
                                                                                            ------------   --------------
Investments at Cost.......................................................................  $  2,355,495   $    6,394,395
                                                                                            ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital...........................................................................  $  2,267,547   $    6,300,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         2,124            1,744
Accumulated Net Realized Gain (Loss)......................................................        93,988           81,448
Net Unrealized Foreign Exchange Gain (Loss)...............................................            --               --
Net Unrealized Appreciation (Depreciation)................................................       667,930        1,580,856
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                              U.S.            U.S.
                                                                                              Core            Core
                                                                                            Equity 1        Equity 2
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    3,774,682  $    6,129,097
Temporary Cash Investments at Value & Cost..............................................         31,672          28,695
Collateral Received from Securities on Loan at Value & Cost.............................            821           1,503
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        285,212         521,669
Receivables:............................................................................
  Investment Securities Sold............................................................            163             351
  Dividends and Interest................................................................          2,830           4,754
  Securities Lending Income.............................................................            136             306
  Fund Shares Sold......................................................................          5,712           7,766
Prepaid Expenses and Other Assets.......................................................             95              87
                                                                                         --------------  --------------
   Total Assets.........................................................................      4,101,323       6,694,228
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        286,033         523,172
  Investment Securities Purchased.......................................................         17,382           8,246
  Fund Shares Redeemed..................................................................          1,117           3,892
  Due to Advisor........................................................................            519           1,000
Accrued Expenses and Other Liabilities..................................................            167             298
                                                                                         --------------  --------------
   Total Liabilities....................................................................        305,218         536,608
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.09  $        12.07
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,500,000,000   2,300,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    3,044,250  $    5,043,721
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    3,129,457  $    5,112,004
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          6,237           9,634
Accumulated Net Realized Gain (Loss)....................................................        (70,021)        (49,394)
Net Unrealized Appreciation (Depreciation)..............................................        730,432       1,085,376
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============

                                                                                              U.S.            U.S.
                                                                                             Vector           Small
                                                                                             Equity            Cap
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    2,003,812  $    4,518,928
Temporary Cash Investments at Value & Cost..............................................          8,472          22,078
Collateral Received from Securities on Loan at Value & Cost.............................            583           3,197
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        202,292       1,110,010
Receivables:............................................................................
  Investment Securities Sold............................................................            171           2,885
  Dividends and Interest................................................................          1,211           1,054
  Securities Lending Income.............................................................            114             596
  Fund Shares Sold......................................................................          1,982           2,137
Prepaid Expenses and Other Assets.......................................................             42              61
                                                                                         --------------  --------------
   Total Assets.........................................................................      2,218,679       5,660,946
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        202,875       1,113,207
  Investment Securities Purchased.......................................................          3,911          14,152
  Fund Shares Redeemed..................................................................          1,096           2,249
  Due to Advisor........................................................................            490           1,282
Accrued Expenses and Other Liabilities..................................................             88             201
                                                                                         --------------  --------------
   Total Liabilities....................................................................        208,460       1,131,091
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.00  $        23.76
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,000,000,000   1,000,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    1,639,974  $    3,299,245
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    1,706,262  $    3,412,304
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          2,410           3,718
Accumulated Net Realized Gain (Loss)....................................................        (62,291)       (105,850)
Net Unrealized Appreciation (Depreciation)..............................................        363,838       1,219,683
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                             U.S.            DFA          Large
                                                                             Micro       Real Estate       Cap
                                                                              Cap        Securities   International
                                                                           Portfolio      Portfolio     Portfolio
                                                                        --------------  ------------  -------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    3,782,550  $  3,152,056  $  1,908,284
Temporary Cash Investments at Value & Cost.............................          4,712        19,467         5,770
Collateral Received from Securities on Loan at Value & Cost............          1,516         1,938         1,249
Affiliated Collateral Received from Securities on Loan at Value & Cost.        526,244       672,941       372,838
Foreign Currencies at Value............................................             --            --         3,389
Cash...................................................................             --            --            15
Receivables:...........................................................
  Investment Securities Sold...........................................          2,299            --           505
  Dividends, Interest and Tax Reclaims.................................          1,061         2,605         9,145
  Securities Lending Income............................................            532            92           478
  Fund Shares Sold.....................................................          1,315         1,661         1,434
Unrealized Gain on Foreign Currency Contracts..........................             --            --            29
Prepaid Expenses and Other Assets......................................             32            41            34
                                                                        --------------  ------------  ------------
    Total Assets.......................................................      4,320,261     3,850,801     2,303,170
                                                                        --------------  ------------  ------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................        527,760       674,879       374,087
  Investment Securities Purchased......................................          1,334        16,648         3,869
  Fund Shares Redeemed.................................................          2,887         1,971           926
  Due to Advisor.......................................................          1,547           751           384
Accrued Expenses and Other Liabilities.................................            188           145           127
                                                                        --------------  ------------  ------------
    Total Liabilities..................................................        533,716       694,394       379,393
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        15.13  $      24.31  $      21.80
                                                                        ==============  ============  ============
NUMBER OF SHARES AUTHORIZED............................................  1,500,000,000   700,000,000   500,000,000
                                                                        ==============  ============  ============
Investments at Cost.................................................... $    2,854,316  $  2,294,360  $  1,484,568
                                                                        ==============  ============  ============
Foreign Currencies at Cost............................................. $           --  $         --  $      3,309
                                                                        ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    3,019,546  $  2,549,319  $  1,676,916
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................          2,635         4,294        12,129
Accumulated Net Realized Gain (Loss)...................................       (163,870)     (254,902)     (189,293)
Net Unrealized Foreign Exchange Gain (Loss)............................             --            --           229
Net Unrealized Appreciation (Depreciation).............................        928,234       857,696       423,796
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============

                                                                         International
                                                                             Core
                                                                            Equity
                                                                           Portfolio
                                                                        --------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    6,013,743
Temporary Cash Investments at Value & Cost.............................         28,753
Collateral Received from Securities on Loan at Value & Cost............          1,559
Affiliated Collateral Received from Securities on Loan at Value & Cost.      1,218,053
Foreign Currencies at Value............................................         13,734
Cash...................................................................             15
Receivables:...........................................................
  Investment Securities Sold...........................................            763
  Dividends, Interest and Tax Reclaims.................................         27,057
  Securities Lending Income............................................          1,739
  Fund Shares Sold.....................................................          6,304
Unrealized Gain on Foreign Currency Contracts..........................             62
Prepaid Expenses and Other Assets......................................            110
                                                                        --------------
    Total Assets.......................................................      7,311,892
                                                                        --------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................      1,219,612
  Investment Securities Purchased......................................         24,200
  Fund Shares Redeemed.................................................          2,263
  Due to Advisor.......................................................          1,693
Accrued Expenses and Other Liabilities.................................            406
                                                                        --------------
    Total Liabilities..................................................      1,248,174
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        12.33
                                                                        ==============
NUMBER OF SHARES AUTHORIZED............................................  2,000,000,000
                                                                        ==============
Investments at Cost.................................................... $    5,258,487
                                                                        ==============
Foreign Currencies at Cost............................................. $       13,060
                                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    5,333,846
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................         35,717
Accumulated Net Realized Gain (Loss)...................................        (62,355)
Net Unrealized Foreign Exchange Gain (Loss)............................            580
Net Unrealized Appreciation (Depreciation).............................        755,930
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Asia         United
                                                                  International    Japanese       Pacific       Kingdom
                                                                      Small          Small         Small         Small
                                                                     Company        Company       Company       Company
                                                                    Portfolio      Portfolio     Portfolio     Portfolio
                                                                  -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $    6,986,397 $    169,096  $    169,658  $     39,416
Temporary Cash Investments at Value & Cost.......................         11,083           --            --            --
Cash.............................................................             15           --            --            --
Receivables:.....................................................
 Affiliated Investment Companies Sold............................             --        1,382           155            26
 Fund Shares Sold................................................         12,901           --            25            --
Prepaid Expenses and Other Assets................................             52            9            19            10
                                                                  -------------- ------------  ------------  ------------
   Total Assets..................................................      7,010,448      170,487       169,857        39,452
                                                                  -------------- ------------  ------------  ------------
LIABILITIES:
Payables:........................................................
 Fund Shares Redeemed............................................          2,437        1,382           180            26
 Due to Advisor..................................................          2,251           53            56            12
Accrued Expenses and Other Liabilities...........................            225           22            19             7
                                                                  -------------- ------------  ------------  ------------
   Total Liabilities.............................................          4,913        1,457           255            45
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets of $7,005,535;
  $169,030; $169,602 and $39,407 and shares outstanding of
  373,955,745; 10,764,061; 6,048,087 and 1,400,854,
  respectively................................................... $        18.73 $      15.70  $      28.04  $      28.13
                                                                  ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                                  ============== ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $    5,617,599 $    228,036  $    131,164  $     30,883
                                                                  ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    5,590,694 $    319,921  $    162,119  $     33,260
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................         13,826        1,350        (2,357)          207
Accumulated Net Realized Gain (Loss).............................         31,616      (93,338)      (28,659)       (2,602)
Net Unrealized Foreign Exchange Gain (Loss)......................            601           37             5             9
Net Unrealized Appreciation (Depreciation).......................      1,368,798      (58,940)       38,494         8,533
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                              DFA
                                                                                            Continental  International
                                                                                               Small      Real Estate
                                                                                              Company     Securities
                                                                                             Portfolio     Portfolio
                                                                                           ------------  -------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    157,927            --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $  1,100,580
Temporary Cash Investments at Value & Cost................................................           --         2,412
Collateral Received from Securities on Loan at Value & Cost...............................           --           395
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       199,193
Foreign Currencies at Value...............................................................           --         1,666
Cash......................................................................................           --            16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           67            45
  Dividends, Interest and Tax Reclaims....................................................           --         5,741
  Securities Lending Income...............................................................           --           220
  Fund Shares Sold........................................................................           25         1,010
Unrealized Gain on Foreign Currency Contracts.............................................           --             2
Prepaid Expenses and Other Assets.........................................................           11           267
                                                                                           ------------  ------------
   Total Assets...........................................................................      158,030     1,311,547
                                                                                           ------------  ------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       199,588
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................           --           933
  Fund Shares Redeemed....................................................................           92           396
  Due to Advisor..........................................................................           51           308
Accrued Expenses and Other Liabilities....................................................           19            98
                                                                                           ------------  ------------
   Total Liabilities......................................................................          162       201,323
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $      20.22  $       5.59
                                                                                           ============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  100,000,000   700,000,000
                                                                                           ============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    116,394  $         --
                                                                                           ------------  ------------
Investments at Cost....................................................................... $         --  $  1,014,462
                                                                                           ============  ============
Foreign Currencies at Cost................................................................ $         --  $      1,616
                                                                                           ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    143,379  $  1,266,359
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          961       (72,834)
Accumulated Net Realized Gain (Loss)......................................................      (28,061)     (169,545)
Net Unrealized Foreign Exchange Gain (Loss)...............................................           56            76
Net Unrealized Appreciation (Depreciation)................................................       41,533        86,168
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============

                                                                                                DFA           DFA
                                                                                              Global     International
                                                                                            Real Estate    Small Cap
                                                                                            Securities       Value
                                                                                             Portfolio     Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    815,127              --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $    9,184,267
Temporary Cash Investments at Value & Cost................................................        1,244          14,399
Collateral Received from Securities on Loan at Value & Cost...............................           --           1,467
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       1,027,360
Foreign Currencies at Value...............................................................           --          48,278
Cash......................................................................................           --              16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --          19,111
  Dividends, Interest and Tax Reclaims....................................................           --          43,980
  Securities Lending Income...............................................................           --           2,006
  Fund Shares Sold........................................................................        1,666           3,746
Unrealized Gain on Foreign Currency Contracts.............................................           --             168
Prepaid Expenses and Other Assets.........................................................           24             122
                                                                                           ------------  --------------
   Total Assets...........................................................................      818,061      10,344,920
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       1,028,827
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................          807          31,607
  Fund Shares Redeemed....................................................................          396           3,617
  Due to Advisor..........................................................................           17           4,863
Accrued Expenses and Other Liabilities....................................................           22             487
                                                                                           ------------  --------------
   Total Liabilities......................................................................        1,242       1,069,401
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $       8.88  $        18.94
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  500,000,000   2,300,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $    583,053  $           --
                                                                                           ------------  --------------
Investments at Cost....................................................................... $         --  $    8,217,071
                                                                                           ============  ==============
Foreign Currencies at Cost................................................................ $         --  $       46,927
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    612,813  $    7,987,652
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         (134)         49,219
Accumulated Net Realized Gain (Loss)......................................................      (27,934)        268,947
Net Unrealized Foreign Exchange Gain (Loss)...............................................           --           1,154
Net Unrealized Appreciation (Depreciation)................................................      232,074         968,547
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                  International
                                                                                                     Vector       World ex
                                                                                                     Equity      U.S. Value
                                                                                                    Portfolio    Portfolio
                                                                                                  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $         --  $     43,108
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........      477,436            --
Temporary Cash Investments at Value & Cost.......................................................        2,801           107
Collateral Received from Securities on Loan at Value & Cost......................................        1,971            --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................       79,087            --
Foreign Currencies at Value......................................................................        1,331            --
Cash.............................................................................................           15            16
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           97            --
  Dividends, Interest and Tax Reclaims...........................................................        2,096            --
  Securities Lending Income......................................................................          134            --
  Fund Shares Sold...............................................................................          480           199
Unrealized Gain on Foreign Currency Contracts....................................................            2            --
Prepaid Expenses and Other Assets................................................................           11            25
Deferred Offering Costs..........................................................................           --             7
                                                                                                  ------------  ------------
   Total Assets..................................................................................      565,461        43,462
                                                                                                  ------------  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................       81,058            --
  Investment Securities/Affiliated Investment Companies Purchased................................        2,561            73
  Fund Shares Redeemed...........................................................................          129            --
  Due to Advisor.................................................................................          173             3
Accrued Expenses and Other Liabilities...........................................................           11             5
                                                                                                  ------------  ------------
   Total Liabilities.............................................................................       83,932            81
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      11.83  $      12.73
                                                                                                  ============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000   100,000,000
                                                                                                  ============  ============
Investments in Affiliated Investment Companies at Cost........................................... $         --  $     35,669
                                                                                                  ------------  ------------
Investments at Cost.............................................................................. $    340,819  $         --
                                                                                                  ============  ============
Foreign Currencies at Cost....................................................................... $      1,300  $         --
                                                                                                  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    335,390  $     35,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        2,354           223
Accumulated Net Realized Gain (Loss).............................................................        7,088           335
Deferred Thailand Capital Gains Tax..............................................................           --            (7)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           49            (1)
Net Unrealized Appreciation (Depreciation).......................................................      136,648         7,439
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                    Portfolio
                                                                                                  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $  2,575,286
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........           --
Temporary Cash Investments at Value & Cost.......................................................           --
Collateral Received from Securities on Loan at Value & Cost......................................           --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................           --
Foreign Currencies at Value......................................................................           --
Cash.............................................................................................           --
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           --
  Dividends, Interest and Tax Reclaims...........................................................           --
  Securities Lending Income......................................................................           --
  Fund Shares Sold...............................................................................        2,146
Unrealized Gain on Foreign Currency Contracts....................................................           --
Prepaid Expenses and Other Assets................................................................           25
Deferred Offering Costs..........................................................................           --
                                                                                                  ------------
   Total Assets..................................................................................    2,577,457
                                                                                                  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................           --
  Investment Securities/Affiliated Investment Companies Purchased................................        1,007
  Fund Shares Redeemed...........................................................................        1,139
  Due to Advisor.................................................................................          842
Accrued Expenses and Other Liabilities...........................................................          106
                                                                                                  ------------
   Total Liabilities.............................................................................        3,094
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      32.37
                                                                                                  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000
                                                                                                  ============
Investments in Affiliated Investment Companies at Cost........................................... $  1,178,839
                                                                                                  ------------
Investments at Cost.............................................................................. $         --
                                                                                                  ============
Foreign Currencies at Cost....................................................................... $         --
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $  1,047,522
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        7,859
Accumulated Net Realized Gain (Loss).............................................................      127,169
Deferred Thailand Capital Gains Tax..............................................................       (4,691)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           57
Net Unrealized Appreciation (Depreciation).......................................................    1,396,447
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Emerging       Emerging
                                                                                                    Markets        Markets
                                                                                                   Small Cap        Value
                                                                                                   Portfolio      Portfolio
                                                                                                 ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......................................... $  2,135,949  $   15,403,054
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........           --              --
Temporary Cash Investments at Value & Cost......................................................           --              --
Collateral Received from Securities on Loan at Value & Cost.....................................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................           --              --
Foreign Currencies at Value.....................................................................           --              --
Cash............................................................................................           --              --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................           --              --
  Dividends, Interest and Tax Reclaims..........................................................           --              --
  Securities Lending Income.....................................................................           --              --
  Fund Shares Sold..............................................................................        1,733          20,913
Unrealized Gain on Foreign Currency Contracts...................................................           --              --
Prepaid Expenses and Other Assets...............................................................           36             130
                                                                                                 ------------  --------------
   Total Assets.................................................................................    2,137,718      15,424,097
                                                                                                 ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased...............................          860          18,440
  Fund Shares Redeemed..........................................................................          873           2,473
  Due to Advisor................................................................................          786           4,997
Deferred Thailand Capital Gains Tax.............................................................           --              --
Accrued Expenses and Other Liabilities..........................................................           60             429
                                                                                                 ------------  --------------
   Total Liabilities............................................................................        2,579          26,339
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................          N/A  $        37.70
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................          N/A     100,000,000
                                                                                                 ============  ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $      24.84  $        37.72
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  500,000,000   1,500,000,000
                                                                                                 ============  ==============
Investments in Affiliated Investment Companies at Cost.......................................... $  1,438,989  $   11,251,655
                                                                                                 ------------  --------------
Investments at Cost............................................................................. $         --  $           --
                                                                                                 ============  ==============
Foreign Currencies at Cost...................................................................... $         --  $           --
                                                                                                 ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $  1,362,549  $   11,064,980
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                  5,803          27,637
Accumulated Net Realized Gain (Loss)............................................................       73,718         175,841
Deferred Thailand Capital Gains Tax.............................................................       (3,961)        (22,443)
Net Unrealized Foreign Exchange Gain (Loss).....................................................           70             344
Net Unrealized Appreciation (Depreciation)......................................................      696,960       4,151,399
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                   Core Equity
                                                                                                    Portfolio
                                                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........................................             --
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........ $    5,384,388
Temporary Cash Investments at Value & Cost......................................................         17,934
Collateral Received from Securities on Loan at Value & Cost.....................................            658
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................        469,495
Foreign Currencies at Value.....................................................................          3,794
Cash............................................................................................         11,206
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................             87
  Dividends, Interest and Tax Reclaims..........................................................         13,348
  Securities Lending Income.....................................................................            524
  Fund Shares Sold..............................................................................          6,242
Unrealized Gain on Foreign Currency Contracts...................................................              7
Prepaid Expenses and Other Assets...............................................................             92
                                                                                                 --------------
   Total Assets.................................................................................      5,907,775
                                                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................        470,153
  Investment Securities/Affiliated Investment Companies Purchased...............................         14,326
  Fund Shares Redeemed..........................................................................          2,825
  Due to Advisor................................................................................          2,401
Deferred Thailand Capital Gains Tax.............................................................          7,576
Accrued Expenses and Other Liabilities..........................................................            301
                                                                                                 --------------
   Total Liabilities............................................................................        497,582
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................            N/A
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................            N/A
                                                                                                 ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $        23.17
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  1,000,000,000
                                                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......................................... $           --
                                                                                                 --------------
Investments at Cost............................................................................. $    3,738,884
                                                                                                 ==============
Foreign Currencies at Cost...................................................................... $        3,758
                                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $    3,809,933
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                   16,003
Accumulated Net Realized Gain (Loss)............................................................        (53,903)
Deferred Thailand Capital Gains Tax.............................................................         (7,576)
Net Unrealized Foreign Exchange Gain (Loss).....................................................            196
Net Unrealized Appreciation (Depreciation)......................................................      1,645,540
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                         Enhanced     U.S.       U.S.      U.S.
                                                        U.S. Large Large Cap   Targeted  Small Cap
                                                         Company     Value       Value     Value
                                                        Portfolio  Portfolio*  Portfolio Portfolio
                                                        ---------- ----------  --------- ----------
Investment Income
 Dividends.............................................  $    53   $   62,551  $ 12,857  $   37,356
 Interest..............................................      874           11         8          15
 Income from Securities Lending........................       --        2,287     1,122       4,142
 Expenses Allocated from Affiliated Investment Company.       --       (4,245)       --          --
                                                         -------   ----------  --------  ----------
     Total Investment Income...........................      927       60,604    13,987      41,513
                                                         -------   ----------  --------  ----------
Expenses
 Investment Advisory Services Fees.....................       42           --     1,351       7,430
 Administrative Services Fees..........................      125        5,541     3,377      11,145
 Accounting & Transfer Agent Fees......................       19           50       152         398
 S&P 500(R) Fees.......................................        3           --        --          --
 Shareholder Servicing Fees --.........................
   Class R1 Shares.....................................       --           --        24          --
   Class R2 Shares.....................................       --           --        10          --
 Custodian Fees........................................        7           --        28          59
 Filing Fees...........................................       16           63        56          25
 Shareholders' Reports.................................        3           96        48          92
 Directors'/Trustees' Fees & Expenses..................        1           46        15          46
 Professional Fees.....................................        2           45        28          87
 Other.................................................        3           29        15          47
                                                         -------   ----------  --------  ----------
     Total Expenses....................................      221        5,870     5,104      19,329
                                                         -------   ----------  --------  ----------
 Net Investment Income (Loss)..........................      706       54,734     8,883      22,184
                                                         -------   ----------  --------  ----------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..........................
   Investment Securities Sold..........................      176      222,001    94,913     203,550
   Futures.............................................   28,921       (9,927)        9          --
   Foreign Currency Transactions.......................     (791)          --        --          --
 Change in Unrealized Appreciation.....................
   (Depreciation) of:..................................
   Investment Securities...............................    2,424    1,166,305   468,304   1,430,498
   Futures.............................................   (4,985)          --        --          --
   Translation of Foreign Currency Denominated Amounts.   (1,179)          --        --          --
                                                         -------   ----------  --------  ----------
 Net Realized and Unrealized Gain (Loss)...............   24,566    1,378,379   563,226   1,634,048
                                                         -------   ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...........................................  $25,272   $1,433,113  $572,109  $1,656,232
                                                         =======   ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.      U.S.       U.S.      U.S.
                                                                   Core      Core      Vector     Small
                                                                 Equity 1  Equity 2    Equity      Cap
                                                                 Portfolio Portfolio  Portfolio Portfolio
                                                                 --------- ---------- --------- ---------
Investment Income
 Dividends...................................................... $ 26,563  $   42,188 $ 11,870  $ 21,210
 Interest.......................................................       11          13        5        13
 Income from Securities Lending.................................      699       1,655      665     3,630
                                                                 --------  ---------- --------  --------
     Total Investment Income....................................   27,273      43,856   12,540    24,853
                                                                 --------  ---------- --------  --------
Expenses
 Investment Advisory Services Fees..............................    2,846       5,635    2,717       602
 Administrative Services Fees...................................       --          --       --     6,421
 Accounting & Transfer Agent Fees...............................      183         302      104       218
 Custodian Fees.................................................       36          44       24        48
 Filing Fees....................................................       61          61       23        37
 Shareholders' Reports..........................................       22          48       22        45
 Directors'/Trustees' Fees & Expenses...........................       19          33       10        22
 Professional Fees..............................................       38          60       19        46
 Other..........................................................       18          32       12        24
                                                                 --------  ---------- --------  --------
     Total Expenses.............................................    3,223       6,215    2,931     7,463
                                                                 --------  ---------- --------  --------
 Net Investment Income (Loss)...................................   24,050      37,641    9,609    17,390
                                                                 --------  ---------- --------  --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................   11,682      37,688   21,681   126,594
   Futures......................................................       --          --       --       930
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities........................................  553,180     979,420  335,386   738,366
                                                                 --------  ---------- --------  --------
 Net Realized and Unrealized Gain (Loss)........................  564,862   1,017,108  357,067   865,890
                                                                 --------  ---------- --------  --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $588,912  $1,054,749 $366,676  $883,280
                                                                 ========  ========== ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.        DFA
                                                                   Micro   Real Estate   Large Cap   International
                                                                    Cap    Securities  International  Core Equity
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 --------- ----------- ------------- -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1, $0, $2,251 and
   $6,016, respectively)........................................ $ 19,182   $ 23,715     $ 26,697      $ 76,089
 Interest.......................................................        8          8            5            19
 Income from Securities Lending.................................    2,953        461        1,181         4,690
                                                                 --------   --------     --------      --------
     Total Investment Income....................................   22,143     24,184       27,883        80,798
                                                                 --------   --------     --------      --------
Expenses
 Investment Advisory Services Fees..............................    1,764      4,222        2,164         9,409
 Administrative Services Fees...................................    7,056         --           --            --
 Accounting & Transfer Agent Fees...............................      195        157          103           291
 Custodian Fees.................................................       34         14          150           522
 Filing Fees....................................................       19         32           15            58
 Shareholders' Reports..........................................       48         55           38            55
 Directors'/Trustees' Fees & Expenses...........................       22         18           11            31
 Professional Fees..............................................       43         32           24            61
 Other..........................................................       27         17           21            60
                                                                 --------   --------     --------      --------
     Total Expenses.............................................    9,208      4,547        2,526        10,487
                                                                 --------   --------     --------      --------
 Net Investment Income (Loss)...................................   12,935     19,637       25,357        70,311
                                                                 --------   --------     --------      --------
Realized and Unrealized Gain (Loss)
 Capital Gain Distributions Received from Investment Securities.       --      7,319           --            --
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................  109,951    (16,475)      (1,912)       17,177
   Foreign Currency Transactions................................       --         --          231           143
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  623,901    412,942      198,433       696,997
   Translation of Foreign Currency Denominated Amounts..........       --         --           54           205
                                                                 --------   --------     --------      --------
 Net Realized and Unrealized Gain (Loss)........................  733,852    403,786      196,806       714,522
                                                                 --------   --------     --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $746,787   $423,423     $222,163      $784,833
                                                                 ========   ========     ========      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)


                                                                                        International  Japanese  Asia Pacific
                                                                                            Small       Small       Small
                                                                                           Company     Company     Company
                                                                                         Portfolio*   Portfolio*  Portfolio*
                                                                                        ------------- ---------- ------------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).  $   69,613    $ 1,805     $ 2,174
  Interest.............................................................................          18          1          --
  Income from Securities Lending.......................................................       7,048         99         187
  Expenses Allocated from Affiliated Investment Companies .............................      (4,242)       (92)       (116)
                                                                                         ----------    -------     -------
    Total Net Investment Income Received from Affiliated Investment Companies..........      72,437      1,813       2,245
                                                                                         ----------    -------     -------
Fund Investment Income
  Interest.............................................................................           9         --          --
                                                                                         ----------    -------     -------
    Total Fund Investment Income.......................................................           9         --          --
                                                                                         ----------    -------     -------
Fund Expenses
  Administrative Services Fees.........................................................      12,321        274         296
  Accounting & Transfer Agent Fees.....................................................          42          7           7
  Filing Fees..........................................................................          42          9          11
  Shareholders' Reports................................................................          72          1           2
  Directors'/Trustees' Fees & Expenses.................................................          35          1           1
  Professional Fees....................................................................          34          2           2
  Other................................................................................          20          2           3
                                                                                         ----------    -------     -------
    Total Expenses.....................................................................      12,566        296         322
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................          --         --          --
                                                                                         ----------    -------     -------
  Net Expenses.........................................................................      12,566        296         322
                                                                                         ----------    -------     -------
  Net Investment Income (Loss).........................................................      59,880      1,517       1,923
                                                                                         ----------    -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................     114,761     (4,303)      5,308
   Futures.............................................................................        (271)        --          --
   Foreign Currency Transactions.......................................................         551        (25)         34
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................     832,723     17,018      11,477
   Translation of Foreign Currency Denominated Amounts ................................         152        (10)          7
                                                                                         ----------    -------     -------
  Net Realized and Unrealized Gain (Loss)..............................................     947,916     12,680      16,826
                                                                                         ----------    -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations........................  $1,007,796    $14,197     $18,749
                                                                                         ==========    =======     =======

                                                                                          United
                                                                                         Kingdom
                                                                                          Small
                                                                                         Company
                                                                                        Portfolio*
                                                                                        ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).   $  508
  Interest.............................................................................       --
  Income from Securities Lending.......................................................        5
  Expenses Allocated from Affiliated Investment Companies .............................      (22)
                                                                                          ------
    Total Net Investment Income Received from Affiliated Investment Companies..........      491
                                                                                          ------
Fund Investment Income
  Interest.............................................................................       --
                                                                                          ------
    Total Fund Investment Income.......................................................       --
                                                                                          ------
Fund Expenses
  Administrative Services Fees.........................................................       71
  Accounting & Transfer Agent Fees.....................................................        7
  Filing Fees..........................................................................        8
  Shareholders' Reports................................................................        1
  Directors'/Trustees' Fees & Expenses.................................................       --
  Professional Fees....................................................................        1
  Other................................................................................        1
                                                                                          ------
    Total Expenses.....................................................................       89
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................       (6)
                                                                                          ------
  Net Expenses.........................................................................       83
                                                                                          ------
  Net Investment Income (Loss).........................................................      408
                                                                                          ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................      444
   Futures.............................................................................       --
   Foreign Currency Transactions.......................................................        6
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................    4,994
   Translation of Foreign Currency Denominated Amounts ................................        5
                                                                                          ------
  Net Realized and Unrealized Gain (Loss)..............................................    5,449
                                                                                          ------
Net Increase (Decrease) in Net Assets Resulting from Operations........................   $5,857
                                                                                          ======

---------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   DFA
                                                                                  Continental International DFA Global
                                                                                     Small     Real Estate  Real Estate
                                                                                    Company    Securities   Securities
                                                                                  Portfolio*    Portfolio    Portfolio
                                                                                  ----------- ------------- -----------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).   $ 1,239           --           --
  Income Distributions Received from Affiliated Investment Company...............        --           --      $36,425
  Interest.......................................................................         1           --           --
  Income from Securities Lending.................................................       231           --           --
  Expenses Allocated from Affiliated Investment Company..........................       (98)          --           --
                                                                                    -------     --------      -------
    Total Net Investment Income Received from Affiliated Investment Companies....     1,373           --       36,425
                                                                                    -------     --------      -------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................        --     $ 38,416           --
  Interest.......................................................................        --            4            1
  Income from Securities Lending.................................................        --          629           --
                                                                                    -------     --------      -------
    Total Fund Investment Income.................................................        --       39,049            1
                                                                                    -------     --------      -------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................        --        1,692        1,215
  Administrative Services Fees...................................................       276           --           --
  Accounting & Transfer Agent Fees...............................................         7           63           10
  Custodian Fees.................................................................        --           91           --
  Filing Fees....................................................................         8           25           15
  Shareholders' Reports..........................................................         2           25            9
  Directors'/Trustees' Fees & Expenses...........................................         1            6            4
  Professional Fees..............................................................         2           14            6
  Other..........................................................................         2           87            6
                                                                                    -------     --------      -------
    Total Expenses...............................................................       298        2,003        1,265
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................        --           --       (1,117)
                                                                                    -------     --------      -------
  Net Expenses...................................................................       298        2,003          148
                                                                                    -------     --------      -------
  Net Investment Income (Loss)...................................................     1,075       37,046       36,278
                                                                                    -------     --------      -------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     1,452      (66,439)      (4,507)
   Futures.......................................................................       (16)          --           --
   Foreign Currency Transactions.................................................        19           90           --
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................    23,688      155,357       65,666
   Translation of Foreign Currency Denominated Amounts...........................         9          (15)          --
                                                                                    -------     --------      -------
  Net Realized and Unrealized Gain (Loss)........................................    25,152       88,993       61,159
                                                                                    -------     --------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................   $26,227     $126,039      $97,437
                                                                                    =======     ========      =======

                                                                                       DFA
                                                                                  International
                                                                                    Small Cap
                                                                                      Value
                                                                                    Portfolio
                                                                                  -------------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).          --
  Income Distributions Received from Affiliated Investment Company...............          --
  Interest.......................................................................          --
  Income from Securities Lending.................................................          --
  Expenses Allocated from Affiliated Investment Company..........................          --
                                                                                   ----------
    Total Net Investment Income Received from Affiliated Investment Companies....          --
                                                                                   ----------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................  $   93,595
  Interest.......................................................................          17
  Income from Securities Lending.................................................       6,636
                                                                                   ----------
    Total Fund Investment Income.................................................     100,248
                                                                                   ----------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................      27,431
  Administrative Services Fees...................................................          --
  Accounting & Transfer Agent Fees...............................................         452
  Custodian Fees.................................................................         957
  Filing Fees....................................................................          56
  Shareholders' Reports..........................................................         105
  Directors'/Trustees' Fees & Expenses...........................................          52
  Professional Fees..............................................................         105
  Other..........................................................................          97
                                                                                   ----------
    Total Expenses...............................................................      29,255
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................          --
                                                                                   ----------
  Net Expenses...................................................................      29,255
                                                                                   ----------
  Net Investment Income (Loss)...................................................      70,993
                                                                                   ----------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     267,626
   Futures.......................................................................          --
   Foreign Currency Transactions.................................................       2,222
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................   1,217,712
   Translation of Foreign Currency Denominated Amounts...........................         468
                                                                                   ----------
  Net Realized and Unrealized Gain (Loss)........................................   1,488,028
                                                                                   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..................  $1,559,021
                                                                                   ==========

--------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                 International
                                                                                                    Vector       World ex
                                                                                                    Equity      U.S. Value
                                                                                                   Portfolio   Portfolio***
                                                                                                 ------------- ------------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................         --       $  436
  Income Distributions Received from Affiliated Investment Companies............................         --           21
  Interest......................................................................................         --           --
  Income from Securities Lending................................................................         --           22
  Expenses Allocated from Affiliated Investment Companies.......................................         --          (35)
                                                                                                    -------       ------
    Total Investment Income.....................................................................         --          444
                                                                                                    -------       ------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................    $ 5,474           --
  Interest......................................................................................          2           --
  Income from Securities Lending................................................................        387           --
                                                                                                    -------       ------
    Total Fund Investment Income................................................................      5,863           --
                                                                                                    -------       ------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        942           85
  Administrative Services Fees..................................................................         --           --
  Accounting & Transfer Agent Fees..............................................................         34            6
  Custodian Fees................................................................................         92           --
  Filing Fees...................................................................................         14            7
  Shareholders' Reports.........................................................................          4            1
  Directors'/Trustees' Fees & Expenses..........................................................          2           --
  Audit Fees....................................................................................          2            3
  Legal Fees....................................................................................          3            4
  Organizational & Offering Costs...............................................................         --           10
  Other.........................................................................................          6           --
                                                                                                    -------       ------
    Total Expenses..............................................................................      1,099          116
                                                                                                    -------       ------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).         --          (55)
                                                                                                    -------       ------
  Net Expenses..................................................................................      1,099           61
                                                                                                    -------       ------
  Net Investment Income (Loss)..................................................................      4,764          383
                                                                                                    -------       ------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................         --           48
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................      7,432          286
   Foreign Currency Transactions**..............................................................         96            3
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................     53,317        4,037
   Translation of Foreign Currency Denominated Amounts..........................................         18            2
  Change in Deferred Thailand Capital Gains Tax.................................................         --           (4)
                                                                                                    -------       ------
  Net Realized and Unrealized Gain (Loss).......................................................     60,863        4,372
                                                                                                    -------       ------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................    $65,627       $4,755
                                                                                                    =======       ======

                                                                                                  Emerging
                                                                                                  Markets
                                                                                                 Portfolio*
                                                                                                 ----------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................  $ 21,526
  Income Distributions Received from Affiliated Investment Companies............................        --
  Interest......................................................................................         7
  Income from Securities Lending................................................................     1,253
  Expenses Allocated from Affiliated Investment Companies.......................................    (2,287)
                                                                                                  --------
    Total Investment Income.....................................................................    20,499
                                                                                                  --------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................        --
  Interest......................................................................................        --
  Income from Securities Lending................................................................        --
                                                                                                  --------
    Total Fund Investment Income................................................................        --
                                                                                                  --------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        --
  Administrative Services Fees..................................................................     4,852
  Accounting & Transfer Agent Fees..............................................................        21
  Custodian Fees................................................................................        --
  Filing Fees...................................................................................        21
  Shareholders' Reports.........................................................................        47
  Directors'/Trustees' Fees & Expenses..........................................................        15
  Audit Fees....................................................................................         3
  Legal Fees....................................................................................        13
  Organizational & Offering Costs...............................................................        --
  Other.........................................................................................        10
                                                                                                  --------
    Total Expenses..............................................................................     4,982
                                                                                                  --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).        --
                                                                                                  --------
  Net Expenses..................................................................................     4,982
                                                                                                  --------
  Net Investment Income (Loss)..................................................................    15,517
                                                                                                  --------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................        --
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................   126,905
   Foreign Currency Transactions**..............................................................       344
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................   123,764
   Translation of Foreign Currency Denominated Amounts..........................................        (1)
  Change in Deferred Thailand Capital Gains Tax.................................................      (476)
                                                                                                  --------
  Net Realized and Unrealized Gain (Loss).......................................................   250,536
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................  $266,053
                                                                                                  ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $0, $0, and $199, respectively. ***Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment
   Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                          Emerging   Emerging    Emerging
                                                                          Markets    Markets      Markets
                                                                         Small Cap    Value     Core Equity
                                                                         Portfolio* Portfolio*   Portfolio
                                                                         ---------- ----------  -----------
Investment Income.......................................................
 Dividends (Net of Foreign Taxes Withheld of $1,309, $8,028 and $3,619,
   respectively)........................................................  $ 16,061  $   93,343   $ 40,258
 Interest...............................................................         9          53         20
 Income from Securities Lending.........................................     1,709       4,293      2,323
 Expenses Allocated from Affiliated Investment Companies................    (2,803)    (11,971)        --
                                                                          --------  ----------   --------
     Total Investment Income............................................    14,976      85,718     42,601
                                                                          --------  ----------   --------
Expenses
 Investment Advisory Services Fees......................................        --          --     12,779
 Administrative Services Fees...........................................     4,304      26,473         --
 Accounting & Transfer Agent Fees.......................................        18          83        253
 Shareholder Servicing Fees -- Class R2 Shares..........................        --          51         --
 Custodian Fees.........................................................        --          --      1,681
 Filing Fees............................................................        30         183         80
 Shareholders' Reports..................................................        21          96         60
 Directors'/Trustees' Fees & Expenses...................................        11          69         24
 Professional Fees......................................................        10          62         64
 Other..................................................................         6          34         40
                                                                          --------  ----------   --------
     Total Expenses.....................................................     4,400      27,051     14,981
                                                                          --------  ----------   --------
 Net Investment Income (Loss)...........................................    10,576      58,667     27,620
                                                                          --------  ----------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...........................................
   Investment Securities Sold...........................................    74,460     187,988      3,271
   Foreign Currency Transactions**......................................      (266)     (1,476)    (2,186)
 Change in Unrealized Appreciation (Depreciation) of:...................
   Investment Securities and Foreign Currency...........................    43,846   1,005,623    407,434
   Translation of Foreign Currency Denominated Amounts..................        67         223        139
 Change in Deferred Thailand Capital Gains Tax..........................      (428)     (6,364)    (1,611)
                                                                          --------  ----------   --------
 Net Realized and Unrealized Gain (Loss)................................   117,679   1,185,994    407,047
                                                                          --------  ----------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations           $128,255  $1,244,661   $434,667
                                                                          ========  ==========   ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $163, $669 and $1,842, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                      Enhanced               U.S. Large
                                                                 U.S. Large Company           Cap Value
                                                                      Portfolio               Portfolio
                                                                --------------------  ------------------------
                                                                Six Months    Year    Six Months       Year
                                                                   Ended     Ended       Ended        Ended
                                                                 April 30,  Oct. 31,   April 30,     Oct. 31,
                                                                   2011       2010       2011          2010
                                                                ----------- --------  -----------  -----------
                                                                (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $    706   $  1,547  $    54,734  $   120,445
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                         176      1,013      222,001      498,315
   Futures                                                         28,921     15,127       (9,927)          --
   Foreign Currency Transactions                                     (791)       (51)          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                            2,424        143    1,166,305      533,400
   Futures                                                         (4,985)     8,702           --           --
   Translation of Foreign Currency Denominated Amounts             (1,179)      (171)          --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    25,272     26,310    1,433,113    1,152,160
                                                                 --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                        (270)    (1,589)     (59,199)    (116,599)
  Net Long-Term Gains:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                          --         --           --           --
                                                                 --------   --------  -----------  -----------
    Total Distributions                                              (270)    (1,589)     (59,199)    (116,599)
                                                                 --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued                                                    11,775     15,684    1,005,771    1,304,022
  Shares Issued in Lieu of Cash Distributions                         259      1,525       55,585      108,979
  Shares Redeemed                                                 (21,776)   (49,431)  (1,223,772)  (1,391,178)
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Capital Share Transactions        (9,742)   (32,222)    (162,416)      21,823
                                                                 --------   --------  -----------  -----------
    Total Increase (Decrease) in Net Assets                        15,260     (7,501)   1,211,498    1,057,384
Net Assets
  Beginning of Period                                             157,730    165,231    6,921,036    5,863,652
                                                                 --------   --------  -----------  -----------
  End of Period                                                  $172,990   $157,730  $ 8,132,534  $ 6,921,036
                                                                 ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,449      2,221       48,311       74,182
  Shares Issued in Lieu of Cash Distributions                          33        224        2,749        6,369
  Shares Redeemed                                                  (2,666)    (6,983)     (61,685)     (79,010)
  Shares Reduced by Reverse Stock Split (Note G)                       --         --           --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                      (1,184)    (4,538)     (10,625)       1,541
                                                                 ========   ========  ===========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                                $    664   $    228  $    12,921  $    17,386

                                                                     U.S. Targeted
                                                                    Value Portfolio
                                                                ----------------------
                                                                Six Months     Year
                                                                   Ended      Ended
                                                                 April 30,   Oct. 31,
                                                                   2011        2010
                                                                ----------- ----------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $    8,883  $   13,743
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       94,913      87,567
   Futures                                                               9        (256)
   Foreign Currency Transactions                                        --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                           468,304     298,035
   Futures                                                              --          --
   Translation of Foreign Currency Denominated Amounts                  --          --
                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    572,109     399,089
                                                                ----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                    (152)       (312)
   Class R2 Shares                                                     (20)        (29)
   Institutional Class Shares                                       (8,884)    (12,213)
  Net Long-Term Gains:
   Class R1 Shares                                                     (87)         --
   Class R2 Shares                                                     (14)         --
   Institutional Class Shares                                       (4,668)         --
                                                                ----------  ----------
    Total Distributions                                            (13,825)    (12,554)
                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                    553,051     911,104
  Shares Issued in Lieu of Cash Distributions                       13,036      11,528
  Shares Redeemed                                                 (364,047)   (521,662)
                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions        202,040     400,970
                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets                        760,324     787,505
Net Assets
  Beginning of Period                                            2,271,265   1,483,760
                                                                ----------  ----------
  End of Period                                                 $3,031,589  $2,271,265
                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     32,530      65,207
  Shares Issued in Lieu of Cash Distributions                          803         900
  Shares Redeemed                                                  (21,609)    (38,952)
  Shares Reduced by Reverse Stock Split (Note G)                        (9)     (1,473)
                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                       11,715      25,682
                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                               $    2,124  $    2,297

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    U.S. Small                U.S. Core
                                                                Cap Value Portfolio      Equity 1 Portfolio
                                                             -----------------------   ----------------------
                                                             Six Months      Year      Six Months     Year
                                                                Ended       Ended         Ended      Ended
                                                              April 30,    Oct. 31,     April 30,   Oct. 31,
                                                                2011         2010         2011        2010
                                                             ----------- -----------   ----------- ----------
                                                             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   22,184  $    26,885   $   24,050  $   37,162
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................    203,550      464,145       11,682         848
   In-Kind Redemptions......................................         --       56,505*          --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................  1,430,498      929,717      553,180     406,078
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,656,232    1,477,252      588,912     444,088
                                                             ----------  -----------   ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
    Total Distributions.....................................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    635,054    1,005,684      559,157     935,366
  Shares Issued in Lieu of Cash Distributions...............     22,833       24,638       21,848      28,011
  Shares Redeemed...........................................   (880,791)  (1,596,209)*   (247,215)   (468,313)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................   (222,904)    (565,887)     333,790     495,064
                                                             ----------  -----------   ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,409,220      885,618      898,696     907,826
Net Assets
  Beginning of Period.......................................  6,555,277    5,669,659    2,897,409   1,989,583
                                                             ----------  -----------   ----------  ----------
  End of Period............................................. $7,964,497  $ 6,555,277   $3,796,105  $2,897,409
                                                             ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     24,264       48,187       49,654      97,948
  Shares Issued in Lieu of Cash Distributions...............        916        1,272        1,991       3,032
  Shares Redeemed...........................................    (33,970)     (78,455)     (22,083)    (49,368)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     (8,790)     (28,996)      29,562      51,612
                                                             ==========  ===========   ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    1,744  $     3,668   $    6,237  $    6,193

                                                                    U.S. Core
                                                               Equity 2 Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   37,641  $   65,265
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     37,688       9,966
   In-Kind Redemptions......................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................    979,420     767,061
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,054,749     842,292
                                                             ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (39,987)    (53,941)
                                                             ----------  ----------
    Total Distributions.....................................    (39,987)    (53,941)
                                                             ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    710,112   1,032,528
  Shares Issued in Lieu of Cash Distributions...............     39,067      52,914
  Shares Redeemed...........................................   (596,688)   (687,751)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    152,491     397,691
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,167,253   1,186,042
Net Assets
  Beginning of Period.......................................  4,990,367   3,804,325
                                                             ----------  ----------
  End of Period............................................. $6,157,620  $4,990,367
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     63,138     110,280
  Shares Issued in Lieu of Cash Distributions...............      3,583       5,795
  Shares Redeemed...........................................    (53,050)    (73,302)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     13,671      42,773
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    9,634  $   11,980

--------
*See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   U.S. Vector             U.S. Small
                                                                Equity Portfolio          Cap Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $    9,609  $   15,896  $   17,390  $   22,549
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    21,681      11,302     126,594     186,403
   Futures                                                           --          --         930          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        335,386     260,530     738,366     519,280
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 366,676     287,728     883,280     728,232
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 275,465     375,571     698,089     754,050
  Shares Issued in Lieu of Cash Distributions                    10,001      14,588      16,860      20,104
  Shares Redeemed                                              (190,179)   (282,779)   (441,502)   (611,402)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                95,287     107,380     273,447     162,752
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     451,796     380,309   1,138,398     869,456
Net Assets
  Beginning of Period                                         1,558,423   1,178,114   3,391,457   2,522,001
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $2,010,219  $1,558,423  $4,529,855  $3,391,457
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  24,855      41,113      32,093      42,652
  Shares Issued in Lieu of Cash Distributions                       928       1,659         795       1,220
  Shares Redeemed                                               (17,053)    (30,825)    (20,249)    (35,288)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     8,730      11,947      12,639       8,584
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,410  $    2,968  $    3,718  $    4,657

                                                                   U.S. Micro
                                                                  Cap Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   12,935  $   17,911
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   109,951     246,080
   Futures                                                           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        623,901     507,946
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 746,787     771,937
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (13,527)    (17,526)
                                                             ----------  ----------
    Total Distributions                                         (13,527)    (17,526)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 278,787     291,712
  Shares Issued in Lieu of Cash Distributions                    12,942      16,858
  Shares Redeemed                                              (416,730)   (703,060)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                              (125,001)   (394,490)
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                     608,259     359,921
Net Assets
  Beginning of Period                                         3,178,286   2,818,365
                                                             ----------  ----------
  End of Period                                              $3,786,545  $3,178,286
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  19,794      26,534
  Shares Issued in Lieu of Cash Distributions                       951       1,594
  Shares Redeemed                                               (29,867)    (63,240)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    (9,122)    (35,112)
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,635  $    3,227

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA Real Estate            Large Cap
                                                                   Securities             International
                                                                    Portfolio               Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   19,637  $   75,701  $   25,357  $   38,398
  Capital Gain Distributions Received from Investment
   Securities                                                     7,319       3,056          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   (16,475)    (57,195)     (1,912)    (16,990)
   Foreign Currency Transactions                                     --          --         231         383
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   412,942     825,263     198,433     134,897
   Translation of Foreign Currency Denominated Amounts               --          --          54         134
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 423,423     846,825     222,163     156,822
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 349,648     469,431     217,296     380,265
  Shares Issued in Lieu of Cash Distributions                    27,455      68,782      16,602      39,047
  Shares Redeemed                                              (305,334)   (643,137)   (131,758)   (283,409)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                71,769    (104,924)    102,140     135,903
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     466,855     670,993     307,091     252,335
Net Assets
  Beginning of Period                                         2,689,552   2,018,559   1,616,686   1,364,351
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $3,156,407  $2,689,552  $1,923,777  $1,616,686
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  15,858      25,336      10,687      20,917
  Shares Issued in Lieu of Cash Distributions                     1,317       3,862         838       2,285
  Shares Redeemed                                               (13,976)    (34,560)     (6,508)    (15,664)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     3,199      (5,362)      5,017       7,538
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    4,294  $   12,994  $   12,129  $    3,984

                                                                  International
                                                                   Core Equity
                                                                    Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   70,311  $   96,219
  Capital Gain Distributions Received from Investment
   Securities                                                        --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    17,177      19,341
   Foreign Currency Transactions                                    143         299
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   696,997     410,019
   Translation of Foreign Currency Denominated Amounts              205         333
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 784,833     526,211
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (50,759)    (83,173)
                                                             ----------  ----------
    Total Distributions                                         (50,759)    (83,173)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 742,455   1,275,823
  Shares Issued in Lieu of Cash Distributions                    48,718      79,558
  Shares Redeemed                                              (328,518)   (631,272)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                               462,655     724,109
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                   1,196,729   1,167,147
Net Assets
  Beginning of Period                                         4,866,989   3,699,842
                                                             ----------  ----------
  End of Period                                              $6,063,718  $4,866,989
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  64,861     128,031
  Shares Issued in Lieu of Cash Distributions                     4,363       8,624
  Shares Redeemed                                               (28,801)    (63,215)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    40,423      73,440
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $   35,717  $   16,165

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     International            Japanese
                                                                     Small Company          Small Company
                                                                       Portfolio              Portfolio
                                                                ----------------------  --------------------
                                                                Six Months     Year     Six Months    Year
                                                                   Ended      Ended        Ended     Ended
                                                                 April 30,   Oct. 31,    April 30,  Oct. 31,
                                                                   2011        2010        2011       2010
                                                                ----------- ----------  ----------- --------
                                                                (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $   59,880  $   90,630   $  1,517   $  1,730
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                      114,761     157,743     (4,303)   (12,297)
   Futures                                                            (271)         --         --         --
   Foreign Currency Transactions                                       551       1,622        (25)        76
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      832,723     551,254     17,018     10,741
   Translation of Foreign Currency Denominated Amounts                 152         210        (10)        31
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                  1,007,796     801,459     14,197        281
                                                                ----------  ----------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
    Total Distributions                                            (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    851,082   1,099,327     54,332     11,290
  Shares Issued in Lieu of Cash Distributions                       74,050      80,737        688      1,609
  Shares Redeemed                                                 (360,960)   (655,189)   (14,322)   (10,460)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions        564,172     524,875     40,698      2,439
                                                                ----------  ----------   --------   --------
    Total Increase (Decrease) in Net Assets                      1,493,941   1,241,730     54,097        875
Net Assets
  Beginning of Period                                            5,511,594   4,269,864    114,933    114,058
                                                                ----------  ----------   --------   --------
  End of Period                                                 $7,005,535  $5,511,594   $169,030   $114,933
                                                                ==========  ==========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     49,024      75,592      3,496        793
  Shares Issued in Lieu of Cash Distributions                        4,478       5,955         46        116
  Shares Redeemed                                                  (21,119)    (45,123)      (911)      (742)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed         32,383      36,424      2,631        167
                                                                ==========  ==========   ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                      $   13,826  $   31,973   $  1,350   $    631

                                                                    Asia Pacific
                                                                    Small Company
                                                                      Portfolio
                                                                --------------------
                                                                Six Months    Year
                                                                   Ended     Ended
                                                                 April 30,  Oct. 31,
                                                                   2011       2010
                                                                ----------- --------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $  1,923   $  3,468
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       5,308      5,129
   Futures                                                             --         --
   Foreign Currency Transactions                                       34         (4)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      11,477     19,235
   Translation of Foreign Currency Denominated Amounts                  7        (12)
                                                                 --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    18,749     27,816
                                                                 --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (4,932)    (3,162)
                                                                 --------   --------
    Total Distributions                                            (4,932)    (3,162)
                                                                 --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    35,594     28,331
  Shares Issued in Lieu of Cash Distributions                       4,505      2,788
  Shares Redeemed                                                 (15,825)   (26,115)
                                                                 --------   --------
    Net Increase (Decrease) from Capital Share Transactions        24,274      5,004
                                                                 --------   --------
    Total Increase (Decrease) in Net Assets                        38,091     29,658
Net Assets
  Beginning of Period                                             131,511    101,853
                                                                 --------   --------
  End of Period                                                  $169,602   $131,511
                                                                 ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,340      1,254
  Shares Issued in Lieu of Cash Distributions                         177        135
  Shares Redeemed                                                    (598)    (1,206)
                                                                 --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed           919        183
                                                                 ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                       $ (2,357)  $    652

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    United Kingdom         Continental
                                                                    Small Company         Small Company
                                                                      Portfolio             Portfolio
                                                                 -------------------  --------------------
                                                                 Six Months    Year   Six Months    Year
                                                                    Ended     Ended      Ended     Ended
                                                                  April 30,  Oct. 31,  April 30,  Oct. 31,
                                                                    2011       2010      2011       2010
                                                                 ----------- -------- ----------- --------
                                                                 (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                     $   408   $   693   $  1,075   $  1,996
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                          444        86      1,452     (5,002)
   Futures                                                              --        --        (16)        --
   Foreign Currency Transactions                                         6         3         19         51
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                        4,994     6,121     23,688     19,653
   Translation of Foreign Currency Denominated Amounts                   5        (1)         9          1
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      5,857     6,902     26,227     16,699
                                                                   -------   -------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                         (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
    Total Distributions                                               (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                      1,516     2,343      9,801     15,385
  Shares Issued in Lieu of Cash Distributions                          308       537        577      1,577
  Shares Redeemed                                                   (1,621)   (3,200)    (6,132)   (14,618)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions            203      (320)     4,246      2,344
                                                                   -------   -------   --------   --------
    Total Increase (Decrease) in Net Assets                          5,656     5,888     29,762     17,180
Net Assets
  Beginning of Period                                               33,751    27,863    128,106    110,926
                                                                   -------   -------   --------   --------
  End of Period                                                    $39,407   $33,751   $157,868   $128,106
                                                                   =======   =======   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                         60       115        550      1,040
  Shares Issued in Lieu of Cash Distributions                           13        27         34        118
  Shares Redeemed                                                      (64)     (155)      (343)      (978)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed              9       (13)       241        180
                                                                   =======   =======   ========   ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                            $   207   $   203   $    961   $    597

                                                                   DFA International
                                                                 Real Estate Securities
                                                                       Portfolio
                                                                 ---------------------
                                                                 Six Months     Year
                                                                    Ended      Ended
                                                                  April 30,   Oct. 31,
                                                                    2011        2010
                                                                 ----------- ---------
                                                                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $   37,046  $  51,453
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       (66,439)   (52,532)
   Futures                                                               --         --
   Foreign Currency Transactions                                         90        253
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                       155,357    149,959
   Translation of Foreign Currency Denominated Amounts                  (15)        (8)
                                                                 ----------  ---------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     126,039    149,125
                                                                 ----------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (107,338)   (78,863)
                                                                 ----------  ---------
    Total Distributions                                            (107,338)   (78,863)
                                                                 ----------  ---------
Capital Share Transactions (1):
  Shares Issued                                                     163,873    236,837
  Shares Issued in Lieu of Cash Distributions                       106,188     78,275
  Shares Redeemed                                                  (137,092)  (169,149)
                                                                 ----------  ---------
    Net Increase (Decrease) from Capital Share Transactions         132,969    145,963
                                                                 ----------  ---------
    Total Increase (Decrease) in Net Assets                         151,670    216,225
Net Assets
  Beginning of Period                                               958,554    742,329
                                                                 ----------  ---------
  End of Period                                                  $1,110,224  $ 958,554
                                                                 ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued                                                      31,839     48,350
  Shares Issued in Lieu of Cash Distributions                        21,940     16,761
  Shares Redeemed                                                   (26,685)   (35,159)
                                                                 ----------  ---------
    Net Increase (Decrease) from Shares Issued and Redeemed          27,094     29,952
                                                                 ==========  =========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                          $  (72,834) $  (2,542)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   DFA Global          DFA International
                                                             Real Estate Securities     Small Cap Value
                                                                   Portfolio               Portfolio
                                                             ---------------------  -----------------------
                                                             Six Months     Year    Six Months      Year
                                                                Ended      Ended       Ended       Ended
                                                              April 30,   Oct. 31,   April 30,    Oct. 31,
                                                                2011        2010       2011         2010
                                                             ----------- ---------  ----------- -----------
                                                             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  36,278  $  31,064  $   70,993  $   111,256
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     (4,507)   (16,221)    267,626      198,099
   Foreign Currency Transactions............................         --         --       2,222        2,837
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     65,666    134,183   1,217,712      395,701
   Translation of Foreign Currency Denominated Amounts......         --         --         468          688
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     97,437    149,026   1,559,021      708,581
                                                              ---------  ---------  ----------  -----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (41,423)   (30,870)    (59,714)    (101,689)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................         --         --    (138,537)          --
                                                              ---------  ---------  ----------  -----------
    Total Distributions.....................................    (41,423)   (30,870)   (198,251)    (101,689)
                                                              ---------  ---------  ----------  -----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    188,648    291,090     701,180    1,457,097
  Shares Issued in Lieu of Cash Distributions...............     40,672     30,424     187,635       94,455
  Shares Redeemed...........................................   (163,976)  (176,711)   (629,384)  (1,363,083)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................     65,344    144,803     259,431      188,469
                                                              ---------  ---------  ----------  -----------
    Total Increase (Decrease) in Net Assets.................    121,358    262,959   1,620,201      795,361
Net Assets
  Beginning of Period.......................................    695,461    432,502   7,655,318    6,859,957
                                                              ---------  ---------  ----------  -----------
  End of Period.............................................  $ 816,819  $ 695,461  $9,275,519  $ 7,655,318
                                                              =========  =========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     23,132     40,187      40,684       96,841
  Shares Issued in Lieu of Cash Distributions...............      5,345      4,617      11,427        6,841
  Shares Redeemed...........................................    (20,440)   (24,880)    (36,343)     (89,769)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................      8,037     19,924      15,768       13,913
                                                              =========  =========  ==========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $    (134) $   5,011  $   49,219  $    37,940

                                                                 International
                                                                 Vector Equity
                                                                   Portfolio
                                                             --------------------
                                                             Six Months    Year
                                                                Ended     Ended
                                                              April 30,  Oct. 31,
                                                                2011       2010
                                                             ----------- --------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  4,764   $  5,813
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     7,432      5,866
   Foreign Currency Transactions............................        96         77
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    53,317     28,748
   Translation of Foreign Currency Denominated Amounts......        18         27
                                                              --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    65,627     40,531
                                                              --------   --------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (3,496)    (5,380)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................    (2,419)        --
                                                              --------   --------
    Total Distributions.....................................    (5,915)    (5,380)
                                                              --------   --------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    80,294    109,333
  Shares Issued in Lieu of Cash Distributions...............     5,629      5,137
  Shares Redeemed...........................................   (27,229)   (49,042)
                                                              --------   --------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    58,694     65,428
                                                              --------   --------
    Total Increase (Decrease) in Net Assets.................   118,406    100,579
Net Assets
  Beginning of Period.......................................   363,123    262,544
                                                              --------   --------
  End of Period.............................................  $481,529   $363,123
                                                              ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     7,316     11,526
  Shares Issued in Lieu of Cash Distributions...............       534        590
  Shares Redeemed...........................................    (2,481)    (5,261)
                                                              --------   --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     5,369      6,855
                                                              ========   ========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $  2,354   $  1,086

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                              World ex U.S.           Emerging Markets
                                                             Value Portfolio              Portfolio
                                                        -------------------------  ----------------------
                                                                    For the Period
                                                        Six Months     Aug. 23,    Six Months     Year
                                                           Ended      2010(a) to      Ended      Ended
                                                         April 30,     Oct. 31,     April 30,   Oct. 31,
                                                           2011          2010         2011        2010
                                                        ----------- -------------- ----------- ----------
                                                        (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss).........................   $   383      $    40     $   15,517  $   37,045
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        48           --             --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................       286          212        126,905     148,805
   Foreign Currency Transactions*......................         3            2            344         506
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     4,037        3,256        123,764     317,270
   Translation of Foreign Currency Denominated
    Amounts............................................         2           (3)            (1)         (6)
  Change in Deferred Thailand Capital Gains Tax........        (4)          (3)          (476)     (2,143)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................     4,755        3,504        266,053     501,477
                                                          -------      -------     ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................      (206)          --        (10,928)    (34,414)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................       (19)          --            (77)     (2,485)
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................      (195)          --       (136,141)    (29,814)
                                                          -------      -------     ----------  ----------
    Total Distributions................................      (420)          --       (147,146)    (66,713)
                                                          -------      -------     ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................     9,508       28,812        296,651     464,965
  Shares Issued in Lieu of Cash Distributions..........       420           --        134,996      60,045
  Shares Redeemed......................................      (498)      (2,700)      (348,689)   (553,564)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,430       26,112         82,958     (28,554)
                                                          -------      -------     ----------  ----------
    Total Increase (Decrease) in Net Assets............    13,765       29,616        201,865     406,210
Net Assets
  Beginning of Period..................................    29,616           --      2,372,498   1,966,288
                                                          -------      -------     ----------  ----------
  End of Period........................................   $43,381      $29,616     $2,574,363  $2,372,498
                                                          =======      =======     ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       804        2,860          9,668      16,688
  Shares Issued in Lieu of Cash Distributions..........        37           --          4,568       2,260
  Shares Redeemed......................................       (42)        (252)       (11,486)    (20,100)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................       799        2,608          2,750      (1,152)
                                                          =======      =======     ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                         $   223      $    46     $    7,859  $    3,270

                                                           Emerging Markets
                                                               Small Cap
                                                               Portfolio
                                                        ----------------------

                                                        Six Months     Year
                                                           Ended      Ended
                                                         April 30,   Oct. 31,
                                                           2011        2010
                                                        ----------- ----------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss)......................... $   10,576  $   23,479
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................     74,460      97,897
   Foreign Currency Transactions*......................       (266)         76
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     43,846     373,644
   Translation of Foreign Currency Denominated
    Amounts............................................         67         (72)
  Change in Deferred Thailand Capital Gains Tax........       (428)     (2,963)
                                                        ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................    128,255     492,061
                                                        ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................     (7,986)    (22,294)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................         --          --
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................    (58,359)         --
                                                        ----------  ----------
    Total Distributions................................    (66,345)    (22,294)
                                                        ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................    295,802     468,984
  Shares Issued in Lieu of Cash Distributions..........     53,551      18,296
  Shares Redeemed......................................   (109,162)   (257,967)
                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    240,191     229,313
                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............    302,101     699,080
Net Assets
  Beginning of Period..................................  1,833,038   1,133,958
                                                        ----------  ----------
  End of Period........................................ $2,135,139  $1,833,038
                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     12,716      22,700
  Shares Issued in Lieu of Cash Distributions..........      2,310         933
  Shares Redeemed......................................     (4,623)    (13,059)
                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................     10,403      10,574
                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                       $    5,803  $    3,213

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
*Net of foreign capital gain taxes withheld of $0, $0, $199, $0, $163 and $179, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                                    Emerging Markets
                                                                                     Value Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2011          2010
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $    58,667  $   125,933
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     187,988      577,480
   Foreign Currency Transactions*..............................................      (1,476)      (3,090)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................   1,005,623    1,724,116
   Translation of Foreign Currency Denominated Amounts.........................         223            2
  Change in Deferred Thailand Capital Gains Tax................................      (6,364)      (9,879)
                                                                                -----------  -----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............   1,244,661    2,414,562
                                                                                -----------  -----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (113)      (5,375)
   Institutional Class Shares..................................................     (43,731)    (109,197)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................        (224)        (513)
   Institutional Class Shares..................................................     (67,767)     (65,356)
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................      (1,580)        (909)
   Institutional Class Shares..................................................    (477,706)    (115,729)
                                                                                -----------  -----------

    Total Distributions........................................................    (591,121)    (297,079)
                                                                                -----------  -----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................   3,477,054    3,348,220
  Shares Issued in Lieu of Cash Distributions..................................     547,866      272,770
  Shares Redeemed..............................................................    (863,240)  (1,562,283)
                                                                                -----------  -----------

    Net Increase (Decrease) from Capital Share Transactions....................   3,161,680    2,058,707
                                                                                -----------  -----------

    Total Increase (Decrease) in Net Assets....................................   3,815,220    4,176,190
Net Assets.....................................................................
  Beginning of Period..........................................................  11,582,538    7,406,348
                                                                                -----------  -----------
  End of Period................................................................ $15,397,758  $11,582,538
                                                                                ===========  ===========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................      97,725      121,548
  Shares Issued in Lieu of Cash Distributions..................................      15,834       12,712
  Shares Redeemed..............................................................     (24,474)     (53,662)
  Shares Reduced by Conversion of Shares (Note G)..............................     (19,608)          --
                                                                                -----------  -----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................      69,477       80,598
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    27,637  $    12,814

                                                                                   Emerging Markets
                                                                                      Core Equity
                                                                                       Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   27,620  $   51,443
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................      3,271      35,721
   Foreign Currency Transactions*..............................................     (2,186)       (776)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    407,434     789,087
   Translation of Foreign Currency Denominated Amounts.........................        139         (19)
  Change in Deferred Thailand Capital Gains Tax................................     (1,611)     (4,133)
                                                                                ----------  ----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............    434,667     871,323
                                                                                ----------  ----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (20,180)    (48,768)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
                                                                                ----------  ----------

    Total Distributions........................................................    (20,180)    (48,768)
                                                                                ----------  ----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................  1,116,553   1,458,158
  Shares Issued in Lieu of Cash Distributions..................................     18,058      43,732
  Shares Redeemed..............................................................   (318,787)   (599,598)
                                                                                ----------  ----------

    Net Increase (Decrease) from Capital Share Transactions....................    815,824     902,292
                                                                                ----------  ----------

    Total Increase (Decrease) in Net Assets....................................  1,230,311   1,724,847
Net Assets.....................................................................
  Beginning of Period..........................................................  4,179,882   2,455,035
                                                                                ----------  ----------
  End of Period................................................................ $5,410,193  $4,179,882
                                                                                ==========  ==========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................     51,130      77,138
  Shares Issued in Lieu of Cash Distributions..................................        842       2,449
  Shares Redeemed..............................................................    (14,631)    (32,331)
  Shares Reduced by Conversion of Shares (Note G)..............................         --          --
                                                                                ----------  ----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................     37,341      47,256
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   16,003  $    8,563

--------
*Net of foreign capital gain taxes withheld of $669, $1,720, $1,842 and $982, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Enhanced U.S. Large Company Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $     7.53        $     6.48     $     6.47     $    10.91        $    10.95
                                         ---------------------------------------------------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.03(A)           0.07(A)        0.05(A)        0.39(A)           0.30(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.20              1.05           0.61          (3.74)             0.45
                                         ---------------------------------------------------------------------------------
   Total From Investment Operations.....       1.23              1.12           0.66          (3.35)             0.75
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.01)            (0.07)         (0.59)         (0.36)            (0.36)
 Net Realized Gains.....................         --                --          (0.06)         (0.73)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.01)            (0.07)         (0.65)         (1.09)            (0.79)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     8.75        $     7.53     $     6.48     $     6.47        $    10.91
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      16.40%(C)         17.40%         12.23%        (33.89)%(C)         7.13%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $  172,990        $  157,730     $  165,231     $  200,331        $  337,050
Ratio of Expenses to Average Net Assets.       0.27%(B)          0.26%          0.29%**        0.25%(B)(D)       0.25%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       0.85%(B)          0.98%          0.86%          4.74%(B)          2.67%
Portfolio Turnover Rate.................         72%(C)            78%            46%*          N/A               N/A
--------------------------------------------------------------------------------------------------------------------------


                                                                  U.S. Large Cap Value Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $    18.58        $    15.81     $    14.58     $    24.44        $    25.40
                                         ----------        ----------     ----------     ----------        ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.15(A)           0.33(A)        0.31(A)        0.36(A)           0.33(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       3.92              2.76           1.28          (8.83)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total From Investment Operations.....       4.07              3.09           1.59          (8.47)            (0.10)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.17)            (0.32)         (0.34)         (0.35)            (0.32)
 Net Realized Gains.....................         --                --          (0.02)         (1.04)            (0.54)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.17)            (0.32)         (0.36)         (1.39)            (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    22.48        $    18.58     $    15.81     $    14.58        $    24.44
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      22.00%(C)         19.72%         11.76%        (36.63)%(C)        (0.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $8,132,534        $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to Average Net Assets.       0.28%(B)(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       1.50%(B)          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.................        N/A               N/A            N/A            N/A               N/A
--------------------------------------------------------------------------------------------------------------------------

                                         Enhanced U.S. Large Company Portfolio
                                         --------------------------------


                                                                  Year
                                             Year                Ended
                                             Ended              Nov. 30,
                                         Nov. 30, 2006            2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $     9.82         $     9.35
                                         -------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.12(A)            0.29
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.19               0.37
                                         -------------------------------------
   Total From Investment Operations.....        1.31               0.66
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.18)             (0.19)
 Net Realized Gains.....................          --                 --
                                          ----------          ----------
   Total Distributions..................       (0.18)             (0.19)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    10.95         $     9.82
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       13.52%              7.08%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $  347,216         $  313,543
Ratio of Expenses to Average Net Assets.        0.26%(D)           0.34%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.19%              3.11%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

                                         U.S. Large Cap Value Portfolio
                                         --------------------------------


                                             Year                 Year
                                             Ended               Ended
                                           Nov. 30,             Nov. 30,
                                             2006                 2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $    21.93         $    19.37
                                          ----------          ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.38(A)            0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        3.50               2.49
                                          ----------          ----------
   Total From Investment Operations.....        3.88               2.79
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.35)             (0.23)
 Net Realized Gains.....................       (0.06)                --
                                          ----------          ----------
   Total Distributions..................       (0.41)             (0.23)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    25.40         $    21.93
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       17.97%             14.49%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $6,410,086         $4,046,083
Ratio of Expenses to Average Net Assets.        0.28%(D)           0.30%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.64%              1.48%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

*For the period February 28, 2009 through October 31, 2009. Effective
 February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              -----------------------------------------
                                                                                                 Period
                                                              Six Months      Year     Year     Jan. 31,
                                                                 Ended       Ended    Ended      2008(a)
                                                               April 30,    Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011         2010     2009       2008
-----------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 14.75     $ 11.73  $ 10.92    $ 14.69
                                                                -------     -------  -------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................      0.05        0.07     0.12       0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.59        3.07     0.87      (3.76)
                                                                -------     -------  -------    -------
   Total From Investment Operations..........................      3.64        3.14     0.99      (3.63)
-----------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................     (0.05)      (0.12)   (0.18)     (0.14)
  Net Realized Gains.........................................     (0.03)         --       --         --
                                                                -------     -------  -------    -------
   Total Distributions.......................................     (0.08)      (0.12)   (0.18)     (0.14)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 18.31     $ 14.75  $ 11.73    $ 10.92
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return.................................................     24.77%(C)   26.93%    9.36%    (24.96)%(C)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $53,925     $41,316  $31,393    $25,599
Ratio of Expenses to Average Net Assets......................      0.48%(B)    0.49%    0.52%      0.50%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........      0.57%(B)    0.59%    1.12%      1.24%(B)(E)
Portfolio Turnover Rate......................................        10%(C)      20%      17%        20%(C)
-----------------------------------------------------------------------------------------------------------------

                                                              U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ----------------------------------------
                                                                                                Period
                                                              Six Months     Year     Year     June 30,
                                                                 Ended      Ended    Ended      2008(a)
                                                               April 30,   Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011        2010     2009       2008
-------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $14.76      $11.74   $10.91    $ 13.94
                                                                ------      ------   ------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................     0.03        0.05     0.10       0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).     3.59        3.07     0.88      (3.02)
                                                                ------      ------   ------    -------
   Total From Investment Operations..........................     3.62        3.12     0.98      (2.97)
-------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................    (0.05)      (0.10)   (0.15)     (0.06)
  Net Realized Gains.........................................    (0.03)         --       --         --
                                                                ------      ------   ------    -------
   Total Distributions.......................................    (0.08)      (0.10)   (0.15)     (0.06)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $18.30      $14.76   $11.74    $ 10.91
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return.................................................    24.55%(C)   26.66%    9.23%    (21.40)%(C)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $9,351      $5,967   $2,930    $ 1,715
Ratio of Expenses to Average Net Assets......................     0.63%(B)    0.64%    0.67%      0.66%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     0.38%(B)    0.44%    0.91%      1.35%(B)(E)
Portfolio Turnover Rate......................................       10%(C)      20%      17%        20%(C)
-------------------------------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                               U.S. Targeted Value Portfolio-Institutional Class Shares
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    14.76     $    11.70    $    10.84    $    15.89        $    18.69       $    17.33     $    17.09
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.06(A)        0.09(A)       0.12(A)       0.18(A)           0.20(A)          0.21(A)        0.32
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       3.58           3.06          0.88         (4.68)            (1.32)            2.84           1.59
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       3.64           3.15          1.00         (4.50)            (1.12)            3.05           1.91
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.06)         (0.09)        (0.14)        (0.15)            (0.20)           (0.25)         (0.23)
 Net Realized Gains..      (0.03)            --            --         (0.40)            (1.48)           (1.44)         (1.44)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.09)         (0.09)        (0.14)        (0.55)            (1.68)           (1.69)         (1.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    18.31     $    14.76    $    11.70    $    10.84        $    15.89       $    18.69     $    17.33
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      24.74%(C)      27.02%         9.47%       (29.27)%(C)        (6.59)%          19.48%         12.17%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $2,968,313     $2,223,982    $1,449,437    $  855,448        $  554,805       $  215,338     $  172,595
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.38%         0.41%         0.40%(B)          0.41%(D)**       0.46%(D)       0.47%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.67%(B)       0.69%         1.19%         1.39%(B)          1.12%            1.19%          1.91%
Portfolio Turnover
 Rate................         10%(C)         20%           17%           20%(C)             9%(C)*         N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

                                                            U.S. Small Cap Value Portfolio
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    22.49     $    17.69    $    16.32    $    26.49        $    31.59       $    28.74     $    27.71
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.08(A)        0.09(A)       0.04(A)       0.18(A)           0.30(A)          0.28(A)        0.29
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       5.68           4.79          1.54         (7.86)            (2.72)            5.06           2.66
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       5.76           4.88          1.58         (7.68)            (2.42)            5.34           2.95
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.08)         (0.08)        (0.21)        (0.22)            (0.28)           (0.23)         (0.26)
 Net Realized Gains..         --             --            --         (2.27)            (2.40)           (2.26)         (1.66)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.08)         (0.08)        (0.21)        (2.49)            (2.68)           (2.49)         (1.92)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    28.17     $    22.49    $    17.69    $    16.32        $    26.49       $    31.59     $    28.74
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.68%(C)      27.69%         9.97%       (31.80)%(C)        (8.41)%          20.29%         11.32%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $7,964,497     $6,555,277    $5,669,659    $5,503,945        $8,802,846       $8,738,278     $6,924,234
Ratio of Expenses
 to Average Net
 Assets..............       0.52%(B)       0.52%         0.54%++       0.52%(B)(D)       0.52%(D)         0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.60%(B)       0.43%         0.27%         0.86%(B)          0.98%            0.94%          1.04%
Portfolio Turnover
 Rate................          6%(C)         19%           21%+         N/A               N/A              N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.18     $     8.54    $     7.81    $    11.83      $    11.50    $    10.22    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.08(A)        0.15(A)       0.15(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.91           1.61          0.73         (4.03)           0.35          1.28        0.19
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       1.99           1.76          0.88         (3.86)           0.54          1.45        0.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.12)        (0.15)        (0.16)          (0.18)        (0.17)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....       0.08)         (0.12)        (0.15)        (0.16)          (0.21)        (0.17)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.09     $    10.18    $     8.54    $     7.81      $    11.83    $    11.50    $  10.22
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      19.65%(C)      20.80%        11.64%       (32.85)%(C)       4.68%        14.35%       2.20%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $3,796,105     $2,897,409    $1,989,583    $1,320,562      $1,210,031    $  652,270    $123,591
Ratio of Expenses to
 Average Net Assets.......       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.23%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.37%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.45%(B)       1.53%         2.02%         1.78%(B)        1.53%         1.52%       1.85%(B)(E)
Portfolio Turnover Rate...          2%(C)          4%            7%            5%(C)          10%            6%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.06     $     8.39    $     7.73    $    11.77      $    11.65    $    10.24    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.07(A)        0.14(A)       0.14(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.02           1.64          0.66         (4.04)           0.13          1.40        0.21
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       2.09           1.78          0.80         (3.87)           0.32          1.57        0.24
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.11)        (0.14)        (0.17)          (0.17)        (0.16)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....      (0.08)         (0.11)        (0.14)        (0.17)          (0.20)        (0.16)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.07     $    10.06    $     8.39    $     7.73      $    11.77    $    11.65    $  10.24
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      20.86%(C)      21.41%        10.66%       (33.16)%(C)       2.78%        15.50%       2.40%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $6,157,620     $4,990,367    $3,804,325    $2,501,028      $2,939,420    $1,216,310    $182,078
Ratio of Expenses to
 Average Net Assets.......       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.26%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.38%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.35%(B)       1.47%         1.89%         1.77%(B)        1.55%         1.55%       1.92%(B)(E)
Portfolio Turnover Rate...          4%(C)          7%            4%            8%(C)           7%            5%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     U.S. Vector Equity Portfolio
                                                    ----------------------------------------------------------------
                                                                                              Period
                                                     Six Months       Year        Year       Dec. 1,        Year
                                                        Ended        Ended       Ended       2007 to       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                        2011          2010        2009         2008         2007
--------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $     9.82     $     8.03  $     7.48  $  11.38      $  11.79
                                                    ----------     ----------  ----------  --------      --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................       0.06           0.10        0.11      0.15          0.16
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       2.18           1.79        0.57     (3.89)        (0.25)
                                                    ----------     ----------  ----------  --------      --------
   Total From Investment Operations................       2.24           1.89        0.68     (3.74)        (0.09)
--------------------------------------------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.14)
  Net Realized Gains...............................         --             --          --        --         (0.18)
                                                    ----------     ----------  ----------  --------      --------
   Total Distributions.............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.32)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.00     $     9.82  $     8.03  $   7.48      $  11.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return.......................................      22.91%(C)      23.65%       9.47%   (33.29)%(C)    (0.87)%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,010,219     $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net Assets............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to Average Net
 Assets............................................       1.07%(B)       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate............................          5%(C)         11%         11%       11%(C)        14%
--------------------------------------------------------------------------------------------------------------------

                                                    U.S. Vector Equity Portfolio
                                                    ----------------------------
                                                               Period
                                                              Dec. 30,
                                                             2005(a) to
                                                              Nov. 30,
                                                                2006
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...............           $  10.00
                                                              --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................               0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................               1.73
                                                              --------
   Total From Investment Operations................               1.86
--------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................              (0.07)
  Net Realized Gains...............................                 --
                                                              --------
   Total Distributions.............................              (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.....................           $  11.79
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return.......................................              18.65%(C)
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............           $403,312
Ratio of Expenses to Average Net Assets............               0.36%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............               0.39%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets............................................               1.24%(B)(E)
Portfolio Turnover Rate............................                 24%(C)
--------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    19.06     $    14.89    $    13.35    $    20.64        $    22.46     $    20.75     $    19.13
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.09(A)        0.13(A)       0.06(A)       0.14(A)           0.21(A)        0.17(A)        0.15
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       4.71           4.17          1.65         (6.08)            (0.66)          2.84           1.75
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       4.80           4.30          1.71         (5.94)            (0.45)          3.01           1.90
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.10)         (0.13)        (0.17)        (0.17)            (0.21)         (0.13)         (0.13)
 Net Realized Gains..         --             --            --         (1.18)            (1.16)         (1.17)         (0.15)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.10)         (0.13)        (0.17)        (1.35)            (1.37)         (1.30)         (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    23.76     $    19.06    $    14.89    $    13.35        $    20.64     $    22.46     $    20.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.26%(C)      28.99%        13.08%       (30.67)%(C)        (2.17)%        15.49%         10.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $4,529,855     $3,391,457    $2,522,001    $2,066,849        $3,285,093     $3,297,199     $2,641,670
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.37%         0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.87%(B)       0.76%         0.50%         0.86%(B)          0.95%          0.82%          0.78%
Portfolio Turnover
 Rate................          8%(C)         19%           17%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              U.S. Micro Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    12.25     $     9.57    $     9.19    $    14.80        $    16.83     $    15.91     $    15.06
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.05(A)        0.06(A)       0.03(A)       0.10(A)           0.14(A)        0.10(A)        0.07
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       2.88           2.68          0.54         (4.32)            (0.69)          2.04           1.43
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       2.93           2.74          0.57         (4.22)            (0.55)          2.14           1.50
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.05)         (0.06)        (0.19)        (0.13)            (0.13)         (0.08)         (0.06)
 Net Realized Gains..         --             --            --         (1.26)            (1.35)         (1.14)         (0.59)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.05)         (0.06)        (0.19)        (1.39)            (1.48)         (1.22)         (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    15.13     $    12.25    $     9.57    $     9.19        $    14.80     $    16.83     $    15.91
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      23.99%(C)      28.77%         6.61%       (31.33)%(C)        (3.63)%        14.52%         10.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $3,786,545     $3,178,286    $2,818,365    $2,924,225        $4,700,371     $4,824,003     $3,949,511
Ratio of Expenses
 to Average Net
 Assets..............       0.53%(B)       0.52%         0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.74%(B)       0.58%         0.38%         0.91%(B)          0.89%          0.64%          0.48%
Portfolio Turnover
 Rate................          6%(C)          9%           12%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            DFA Real Estate Securities Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    21.24     $    15.29    $    16.16    $    27.20      $    33.80    $    25.75    $    23.02
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.15(A)        0.58(A)       0.58(A)       0.64(A)         0.62(A)       0.64(A)       0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.15           5.92         (0.62)        (9.28)          (5.64)         8.84          3.33
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       3.30           6.50         (0.04)        (8.64)          (5.02)         9.48          4.15
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.23)         (0.55)        (0.83)        (0.30)          (0.70)        (1.02)        (0.86)
 Net Realized Gains.........         --             --            --         (2.10)          (0.88)        (0.41)        (0.56)
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.23)         (0.55)        (0.83)        (2.40)          (1.58)        (1.43)        (1.42)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    24.31     $    21.24    $    15.29    $    16.16      $    27.20    $    33.80    $    25.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      15.69%(C)      43.21%         0.98%       (34.46)%(C)     (15.45)%       38.23%        18.81%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $3,156,407     $2,689,552    $2,018,559    $1,746,961      $2,671,457    $2,837,026    $1,836,650
Ratio of Expenses to
 Average Net Assets.........       0.33%(B)       0.33%         0.36%         0.33%(B)        0.33%         0.33%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       1.41%(B)       3.13%         4.54%         3.01%(B)        1.99%         2.25%         3.11%
Portfolio Turnover Rate.....          2%(C)          2%            2%           13%(C)          17%           10%            3%
-------------------------------------------------------------------------------------------------------------------------------

                                                             Large Cap International Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    19.42     $    18.02    $    14.81    $    27.18      $    23.60    $    19.00    $    17.31
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.30(A)        0.48(A)       0.48(A)       0.68(A)         0.68(A)       0.55(A)       0.44
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       2.28           1.43          3.16        (12.06)           3.57          4.68          1.72
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       2.58           1.91          3.64        (11.38)           4.25          5.23          2.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.20)         (0.51)        (0.43)        (0.64)          (0.67)        (0.63)        (0.47)
 Net Realized Gains.........         --             --            --         (0.35)             --            --            --
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.20)         (0.51)        (0.43)        (0.99)          (0.67)        (0.63)        (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    21.80     $    19.42    $    18.02    $    14.81      $    27.18    $    23.60    $    19.00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      13.42%(C)      10.99%        25.20%       (43.14)%(C)      18.18%        28.00%        12.73%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $1,923,777     $1,616,686    $1,364,351    $1,206,860      $2,224,180    $1,673,239    $1,125,455
Ratio of Expenses to
 Average Net Assets.........       0.29%(B)       0.30%         0.32%         0.29%(B)        0.29%         0.29%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       2.96%(B)       2.65%         3.14%         3.18%(B)        2.62%         2.56%         2.41%
Portfolio Turnover Rate.....          2%(C)          7%           12%           12%(C)           5%            4%            4%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            International Core Equity Portfolio
                                --------------------------------------------------------------------------------------------
                                                                                                                 Period
                                                                           Period                               Sept. 15,
                                 Six Months       Year        Year        Dec. 1,         Year       Year        2005(a)
                                    Ended        Ended       Ended        2007 to        Ended      Ended          to
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,   Nov. 30,     Nov. 30,
                                    2011          2010        2009          2008          2007       2006         2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.78     $     9.79  $     7.46  $    14.35      $    12.82  $  10.07  $  10.00
                                ----------     ----------  ----------  ----------      ----------  --------  --------
Income From Investment
 Operations....................
 Net Investment Income
   (Loss)(A)...................       0.15           0.23        0.23        0.37            0.35      0.28      0.04
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.51           0.96        2.32       (6.76)           1.54      2.71      0.03
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total From Investment
    Operations.................       1.66           1.19        2.55       (6.39)           1.89      2.99      0.07
----------------------------------------------------------------------------------------------------------------------------
Less Distributions.............
 Net Investment Income.........      (0.11)         (0.20)      (0.22)      (0.35)          (0.32)    (0.24)       --
 Net Realized Gains............         --             --          --       (0.15)          (0.04)       --        --
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total Distributions.........      (0.11)         (0.20)      (0.22)      (0.50)          (0.36)    (0.24)       --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    12.33     $    10.78  $     9.79  $     7.46      $    14.35  $  12.82  $  10.07
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      15.51%(C)      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%     0.70%(C)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $6,063,718     $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077  $121,249
Ratio of Expenses to Average
 Net Assets....................       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.48%     0.49%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waiversand Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees).......       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.46%     0.90%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..       2.64%(B)       2.31%       2.84%       3.39%(B)        2.49%     2.35%     1.89%(B)(E)
Portfolio Turnover Rate........          2%(C)          2%          5%          4%(C)           4%        2%        0%(C)
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           International Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                    Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    16.14     $    13.99  $    10.07  $    20.80      $    19.43   $    16.19   $    14.12
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.28        0.28        0.44            0.43         0.36         0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.65           2.13        3.91       (9.55)           2.07         4.02         2.38
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       2.82           2.41        4.19       (9.11)           2.50         4.38         2.69
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.23)         (0.26)      (0.27)      (0.45)          (0.46)       (0.36)       (0.29)
 Net Realized Gains............         --             --          --       (1.17)          (0.67)       (0.78)       (0.33)
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.23)         (0.26)      (0.27)      (1.62)          (1.13)       (1.14)       (0.62)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    18.73     $    16.14  $    13.99  $    10.07      $    20.80   $    19.43   $    16.19
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      17.64%(C)      17.61%      42.34%     (47.13)%(C)      13.29%       28.51%       19.74%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $7,005,535     $5,511,594  $4,269,864  $3,084,373      $5,597,209   $4,546,071   $2,725,231
Ratio of Expenses to Average
 Net Assets (D)                       0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Net Investment
 Income to Average Net Assets         1.96%(B)       1.94%       2.48%       2.90%(B)        2.03%        2.04%        2.05%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year
                                    Ended        Ended       Ended        2007 to         Ended      Year Ended  Year Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.13     $    14.32  $    11.97  $    16.75      $    17.23   $    17.97   $    13.99
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.22        0.22        0.29            0.27         0.22         0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.50          (0.18)       2.39       (4.78)          (0.52)       (0.73)        4.00
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       1.67           0.04        2.61       (4.49)          (0.25)       (0.51)        4.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
 Net Realized Gains............         --             --          --          --              --           --           --
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    15.70     $    14.13  $    14.32  $    11.97      $    16.75   $    17.23   $    17.97
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      11.62%(C)       0.33%      22.08%     (27.16)%(C)      (1.51)%      (2.94)%      30.13%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $  169,030     $  114,933  $  114,058  $  133,373      $  199,080   $  168,957   $  169,995
Ratio of Expenses to Average
 Net Assets (D)                       0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.61%        0.68%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.58%        0.68%
Ratio of Net Investment
 Income to Average Net Assets         2.23%(B)       1.52%       1.68%       2.18%(B)        1.51%        1.19%        1.03%
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 Asia Pacific Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  25.64     $  20.59    $  11.67    $ 28.73      $  20.26    $ 15.28    $ 14.54
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.34(A)      0.69(A)     0.50(A)    0.83(A)       0.79(A)    0.64(A)    0.70
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.00         4.99        8.95     (17.04)         8.43       4.92       0.54
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      3.34         5.68        9.45     (16.21)         9.22       5.56       1.24
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
 Net Realized Gains.....................        --           --          --         --            --         --         --
 Return of Capital......................        --           --          --         --            --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.04     $  25.64    $  20.59    $ 11.67      $  28.73    $ 20.26    $ 15.28
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     13.39%(C)    28.36%      84.11%    (57.94)%(C)    46.55%     37.52%      8.81%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $169,602     $131,511    $101,853    $64,044      $146,307    $71,537    $38,927
Ratio of Expenses to Average Net
 Assets(D)..............................      0.60%(B)     0.63%       0.65%      0.62%(B)      0.62%      0.64%      0.74%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.60%(B)     0.61%       0.65%      0.61%(B)      0.59%      0.64%      0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.62%(B)     3.14%       3.53%      3.85%(B)      3.13%      3.68%      3.89%
-----------------------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  24.24     $  19.83    $  14.27    $ 31.29      $  32.97    $ 24.65    $ 23.47
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.29(A)      0.50(A)     0.55(A)    0.77(A)       0.78(A)    0.61(A)    0.64(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.89         4.41        5.44     (15.84)        (0.08)      9.61       2.15
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      4.18         4.91        5.99     (15.07)         0.70      10.22       2.79
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.29)       (0.50)      (0.43)     (0.72)        (1.03)     (0.68)     (0.59)
 Net Realized Gains.....................        --           --          --      (1.22)        (1.35)     (1.22)     (1.02)
 Return of Capital......................        --           --          --      (0.01)           --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.29)       (0.50)      (0.43)     (1.95)        (2.38)     (1.90)     (1.61)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.13     $  24.24    $  19.83    $ 14.27      $  31.29    $ 32.97    $ 24.65
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     16.76%(C)    25.37%      42.81%    (50.97)%(C)     1.94%     44.15%     12.35%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 39,407     $ 33,751    $ 27,863    $25,883      $ 37,139    $31,808    $20,578
Ratio of Expenses to Average Net
 Assets(D)..............................      0.59%(B)     0.60%       0.61%      0.59%(B)      0.59%      0.60%      0.70%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.63%(B)     0.64%       0.70%      0.65%(B)      0.62%      0.67%      0.89%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.31%(B)     2.39%       3.62%      3.41%(B)      2.28%      2.20%      2.70%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             Continental Small Company Portfolio
                                ----------------------------------------------------------------------------------------------
                                                                               Period
                                  Six Months         Year         Year        Dec. 1,         Year        Year        Year
                                     Ended          Ended        Ended        2007 to        Ended       Ended       Ended
                                   April 30,       Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                     2011            2010         2009          2008          2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $  16.93        $  15.02     $  10.73     $ 22.95        $  20.47     $ 15.78     $ 14.12
                                 --------        --------     --------     -------        --------     -------     -------
Income From Investment
 Operations
 Net Investment Income (Loss)        0.14(A)         0.27(A)      0.28(A)     0.52(A)         0.40(A)     0.31(A)     0.21
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                       3.24            1.89         4.29      (11.32)           3.00        6.28        2.28
                                 --------        --------     --------     -------        --------     -------     -------
   Total From Investment
    Operations                       3.38            2.16         4.57      (10.80)           3.40        6.59        2.49
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income               (0.09)          (0.25)       (0.28)      (0.45)          (0.38)      (0.34)      (0.30)
 Net Realized Gains                    --              --           --       (0.96)          (0.54)      (1.56)      (0.53)
 Return of Capital                     --              --           --       (0.01)             --          --          --
                                 --------        --------     --------     -------        --------     -------     -------
   Total Distributions              (0.09)          (0.25)       (0.28)      (1.42)          (0.92)      (1.90)      (0.83)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $  20.22        $  16.93     $  15.02     $ 10.73        $  22.95     $ 20.47     $ 15.78
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return                        20.10%(C)       14.85%       43.12%     (49.89)%(C)      16.99%      46.33%      18.42%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $157,868        $128,106     $110,926     $93,988        $170,909     $90,261     $52,061
Ratio of Expenses to Average
 Net Assets                          0.58%(B)(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)     0.61%(D)    0.62%(D)    0.71%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.58%(B)(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)    0.61%(D)    0.78%(D)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                              1.57%(B)        1.78%        2.39%       3.04%(B)        1.70%       1.78%       1.77%
Portfolio Turnover Rate               N/A             N/A          N/A         N/A             N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------

                                           DFA International Real Estate Securities Portfolio
                                ------------------------------------------------------------------------
                                                                          Period
                                 Six Months       Year        Year       Dec. 1,          Period
                                    Ended        Ended       Ended       2007 to     March 1, 2007(a)
                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,           to
                                    2011          2010        2009         2008       Nov. 30, 2007
--------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $     5.58     $   5.24    $   4.18    $   9.35          $  10.00
                                ----------     --------    --------    --------          --------
Income From Investment
 Operations
 Net Investment Income (Loss)         0.20(A)      0.31(A)     0.26(A)     0.34(A)           0.23(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                        0.46         0.58        0.91       (5.08)            (0.76)
                                ----------     --------    --------    --------          --------
   Total Fr\om Investment
    Operations                        0.66         0.89        1.17       (4.74)            (0.53)
--------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income                (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
 Net Realized Gains                     --           --          --          --                --
 Return of Capital                      --           --          --          --                --
                                ----------     --------    --------    --------          --------
   Total Distributions               (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $     5.59     $   5.58    $   5.24    $   4.18          $   9.35
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Return                         13.59%(C)    18.96%      29.25%     (52.85)%(C)        (5.38)%(C)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $1,110,224     $958,554    $742,329    $394,480          $336,840
Ratio of Expenses to Average
 Net Assets                           0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/ or Recovery of
 Previously Waived Fees)              0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                               7.73%(B)     6.42%       6.40%       5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate                  7%(C)        6%          5%          1%(C)             2%(C)
--------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                                ---------------------------------------------------
                                                                                Period
                                  Six Months         Year         Year         June 4,
                                     Ended          Ended        Ended        2008(a) to
                                   April 30,       Oct. 31,     Oct. 31,       Oct. 31,
                                     2011            2010         2009           2008
---------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $   8.28        $   6.75     $   6.04      $ 10.00
                                 --------        --------     --------      -------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                         0.43            0.40         0.19           --
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                       0.71            1.60         0.62        (3.96)
                                 --------        --------     --------      -------
   Total From Investment
    Operations.................      1.14            2.00         0.81        (3.96)
---------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income              (0.54)          (0.47)       (0.10)          --
 Net Realized Gains                    --              --           --           --
                                 --------        --------     --------      -------
   Total Distributions              (0.54)          (0.47)       (0.10)          --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $   8.88        $   8.28     $   6.75      $  6.04
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Total Return                        14.83%(C)       31.38%       13.81%      (39.60)%(C)
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $816,819        $695,461     $432,502      $90,672
Ratio of Expenses to Average
 Net Assets                          0.41%(B)(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.73%(B)(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment
 Income to Average Net Assets       10.55%(B)        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate               N/A             N/A          N/A          N/A
---------------------------------------------------------------------------------------------

                                                       DFA International Small Cap Value Portfolio
                                -----------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                    Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $    16.16     $    14.92  $    10.82  $    22.05      $    21.71  $    17.57  $    15.16
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                          0.15           0.24        0.26        0.52            0.46        0.36        0.40
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                        3.05           1.22        4.14       (9.60)           1.66        4.95        2.77
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment
    Operations.................       3.20           1.46        4.40       (9.08)           2.12        5.31        3.17
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income               (0.13)         (0.22)      (0.24)      (0.58)          (0.53)      (0.38)      (0.36)
 Net Realized Gains                  (0.29)            --       (0.06)      (1.57)          (1.25)      (0.79)      (0.40)
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions               (0.42)         (0.22)      (0.30)      (2.15)          (1.78)      (1.17)      (0.76)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $    18.94     $    16.16  $    14.92  $    10.82      $    22.05  $    21.71  $    17.57
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Total Return                         20.17%(C)      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%      21.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $9,275,519     $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067  $4,128,428
Ratio of Expenses to Average
 Net Assets                           0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)              0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Net Investment
 Income to Average Net Assets         1.70%(B)       1.57%       2.19%       3.22%(B)        2.03%       1.85%       2.44%
Portfolio Turnover Rate                 10%(C)         18%         22%         16%(C)          18%         14%         13%
--------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.........................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            International Vector Equity Portfolio           World ex U.S. Value Portfolio
                                      ------------------------------------------        ----------------------------
                                                                            Period
                                      Six Months      Year      Year      August 14,     Six Months           Period
                                         Ended       Ended     Ended      2008(a) to        Ended        Aug. 23, 2010(a)
                                       April 30,    Oct. 31,  Oct. 31,     Oct. 31,       April 30,             to
                                         2011         2010      2009         2008           2011          Oct. 31, 2010
------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.28     $   9.22  $   6.74   $ 10.00          $ 11.35            $ 10.00
                                       --------     --------  --------   -------          -------            -------
Income From Investment Operations....
 Net Investment Income (Loss) (A)....      0.12         0.18      0.17      0.06             0.13               0.02
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      1.59         1.05      2.46     (3.32)            1.40               1.33
                                       --------     --------  --------   -------          -------            -------
   Total From Investment Operations..      1.71         1.23      2.63     (3.26)            1.53               1.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............     (0.09)       (0.17)    (0.15)       --            (0.07)                --
 Net Realized Gains..................     (0.07)          --        --        --            (0.08)                --
                                       --------     --------  --------   -------          -------            -------
   Total Distributions...............     (0.16)       (0.17)    (0.15)       --            (0.15)                --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.83     $  10.28  $   9.22   $  6.74          $ 12.73            $ 11.35
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return.........................     16.83%(C)    13.62%    39.52%   (32.60)%(C)       13.65%(C)          13.50%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $481,529     $363,123  $262,544   $66,774          $43,381            $29,616
Ratio of Expenses to Average Net
 Assets..............................      0.53%(B)     0.54%     0.60%     0.60%(B)(E)      0.60%(B)(D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................      0.53%(B)     0.53%     0.59%     1.15%(B)(E)      0.91%(B)(D)        1.37%(B)(D)(E)
Ratio of Net Investment Income to
 Average Net Assets..................      2.30%(B)     1.91%     2.31%     3.01%(B)(E)      2.14%(B)           0.76%(B)(E)
Portfolio Turnover Rate..............         4%(C)        5%        8%        0%(C)          N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Emerging Markets Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    30.90     $    25.23  $    17.05  $    35.23      $    25.40  $    19.89  $    15.61
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.20           0.48        0.42        0.70            0.64        0.48        0.58
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       3.18           6.07        8.42      (16.85)           9.88        5.61        4.13
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       3.38           6.55        8.84      (16.15)          10.52        6.09        4.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.14)         (0.46)      (0.41)      (0.69)          (0.53)      (0.58)      (0.43)
 Net Realized Gains..................      (1.77)         (0.42)      (0.25)      (1.34)          (0.16)         --          --
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (1.91)         (0.88)      (0.66)      (2.03)          (0.69)      (0.58)      (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    32.37     $    30.90  $    25.23  $    17.05      $    35.23  $    25.40  $    19.89
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................      11.53%(C)      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%      30.65%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,574,363     $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990  $1,805,186
Ratio of Expenses to Average Net
 Assets(D)...........................       0.60%(B)       0.60%       0.62%       0.60%(B)        0.60%       0.61%       0.69%
Ratio of Net Investment Income to
 Average Net Assets..................       1.29%(B)       1.76%       2.15%       2.59%(B)        2.12%       2.13%       3.28%
--------------------------------------------------------------------------------------------------------------------------------

                                                                 Emerging Markets Small Cap Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    24.26     $    17.45  $     9.33  $    23.74      $    17.96  $    13.37  $    11.44
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.13           0.34        0.26        0.44            0.31        0.30        0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.31           6.79        8.14      (12.95)           6.86        4.86        2.37
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       1.44           7.13        8.40      (12.51)           7.17        5.16        2.64
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.10)         (0.32)      (0.28)      (0.41)          (0.26)      (0.26)      (0.22)
 Net Realized Gains..................      (0.76)            --          --       (1.49)          (1.13)      (0.31)      (0.49)
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (0.86)         (0.32)      (0.28)      (1.90)          (1.39)      (0.57)      (0.71)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    24.84     $    24.26  $    17.45  $     9.33      $    23.74  $    17.96  $    13.37
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................       6.21%(C)      41.33%      91.35%     (57.00)%(C)      42.58%      39.95%      24.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,135,139     $1,833,038  $1,133,958  $  547,329      $1,458,152  $  838,948  $  482,378
Ratio of Expenses to Average Net
 Assets(D)...........................       0.76%(B)       0.78%       0.80%       0.77%(B)        0.78%       0.81%       0.97%
Ratio of Net Investment Income to
 Average Net Assets..................       1.11%(B)       1.70%       2.05%       2.61%(B)        1.48%       1.92%       2.21%
--------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes...............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     Emerging
                                                                                      Markets
                                                                                       Value
                                                                                    Portfolio-
                                                                                   Institutional
                                                                                       Class
                               Emerging Markets Value Portfolio-Class R2 Shares +     Shares
                               -------------------------------------------        -------------
                                                                       Period
                                                                      Jan. 29,          Six
                               Six Months       Year       Year       2008(a)         Months
                                  Ended        Ended      Ended          to            Ended
                                April 30,     Oct. 31,   Oct. 31,     Oct. 31,       April 30,
                                  2011          2010       2009         2008           2011
---------------------------------------------------------------------------------------------------
                               (Unaudited)                                          (Unaudited)
Net Asset Value, Beginning of
 Period.......................   $ 36.35     $ 46.84    $ 85.43    $187.35         $     36.27
                                 -------     -------    -------    -------         -----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).      0.11(A)     0.56(A)    0.56(A)    3.93(A)             0.16(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      2.97        9.18      21.36     (92.36)               3.05
                                 -------     -------    -------    -------         -----------
 Total from Investment
   Operations.................      3.08        9.74      21.92     (88.43)               3.21
---------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........     (0.10)      (7.12)     (6.00)    (13.49)              (0.13)
 Net Realized Gains...........     (1.63)     (13.11)    (54.52)        --               (1.63)
                                 -------     -------    -------    -------         -----------
   Total Distributions........     (1.73)     (20.23)    (60.52)    (13.49)              (1.76)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $ 37.70     $ 36.35    $ 46.83    $ 85.43         $     37.72
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return..................      8.93%(C)   29.71%     78.29%    (50.51)%(C)           9.30%(C)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................   $45,012     $39,668    $ 5,082    $ 1,799         $15,352,746
Ratio of Expenses to Average
 Net Assets (D)...............      0.85%(B)    0.86%      0.90%      0.92%(B)(E)         0.59%(B)
Ratio of Net Investment
 Income to Average Net Assets.      0.62%(B)    1.39%      1.39%      3.35%(B)(E)         0.89%(B)
---------------------------------------------------------------------------------------------------






                                           Emerging Markets Value Portfolio-Institutional Class Shares
                               -----------------------------------------------------------------------------------

                                                                Period
                                    Year          Year         Dec. 1,          Year          Year         Year
                                   Ended         Ended         2007 to         Ended         Ended        Ended
                                  Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                    2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $     28.90    $    19.36    $    45.85      $    31.26    $    22.86    $    17.93
                               -----------    ----------    ----------      ----------    ----------    ----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).        0.45(A)       0.38(A)       0.98(A)         0.78(A)       0.60(A)       0.50
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        8.01         12.41        (25.48)          14.82          8.65          4.96
                               -----------    ----------    ----------      ----------    ----------    ----------
 Total from Investment
   Operations.................        8.46         12.79        (24.50)          15.60          9.25          5.46
-------------------------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........       (0.39)        (0.34)        (1.00)          (0.63)        (0.60)        (0.44)
 Net Realized Gains...........       (0.70)        (2.91)        (0.99)          (0.38)        (0.25)        (0.09)
                               -----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions........       (1.09)        (3.25)        (1.99)          (1.01)        (0.85)        (0.53)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     36.27    $    28.90    $    19.36      $    45.85    $    31.26    $    22.86
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return..................       30.04%        78.59%       (55.65)%(C)      50.98%        41.55%        31.06%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $11,542,870    $7,401,266    $3,735,580      $7,485,802    $4,283,696    $2,077,480
Ratio of Expenses to Average
 Net Assets (D)...............        0.60%         0.62%         0.60%(B)        0.60%         0.63%         0.70%
Ratio of Net Investment
 Income to Average Net Assets.        1.40%         1.76%         2.82%(B)        2.00%         2.22%         2.45%
-------------------------------------------------------------------------------------------------------------------

+At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Emerging Markets Core Equity Portfolio
                           ---------------------------------------------------------------------------------------------
                                                                                                                    Period
                                                                          Period                                   April 5,
                            Six Months        Year          Year         Dec. 1,          Year         Year        2005(a)
                               Ended         Ended         Ended         2007 to         Ended        Ended           to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,     Nov. 30,      Nov. 30,
                               2011           2010          2009           2008           2007         2006          2005
-------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    21.31     $    16.49    $     9.88    $    21.20      $    15.13    $  11.54    $  10.00
                           ----------     ----------    ----------    ----------      ----------    --------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.13(A)        0.30(A)       0.25(A)       0.43(A)         0.35(A)     0.27(A)     0.10
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.83           4.81          6.56        (11.27)           6.10        3.54        1.51
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total From Investment
    Operations............       1.96           5.11          6.81        (10.84)           6.45        3.81        1.61
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.10)         (0.29)        (0.20)        (0.40)          (0.32)      (0.22)      (0.07)
 Net Realized Gains.......         --             --            --         (0.08)          (0.06)         --          --
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total Distributions....      (0.10)         (0.29)        (0.20)        (0.48)          (0.38)      (0.22)      (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    23.17     $    21.31    $    16.49    $     9.88      $    21.20    $  15.13    $  11.54
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Return..............       9.24%(C)      31.30%        69.47%       (51.93)%(C)      43.20%      33.39%      16.12%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $5,410,193     $4,179,882    $2,455,035    $1,155,526      $1,829,466    $822,136    $218,563
Ratio of Expenses to
 Average Net Assets.......       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.74%       1.00%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.72%       1.09%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.20%(B)       1.63%         2.03%         2.62%(B)        1.87%       2.02%       1.79%(B)(E)
Portfolio Turnover Rate...          0%(C)          4%            6%            3%(C)           2%          6%          2%(C)
-------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twenty-six (the "Portfolios") are included in this report and the remaining thirty-four are presented in separate reports.

   Of the Portfolios, eight invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund.

                                                                                                 Percentage
                                                                                                 Ownership
Feeder Funds                                 Master Funds                                        at 04/30/11
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         78%
Japanese Small Company Portfolio             The Japanese Small Company Series                       11%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   15%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  3%
Continental Small Company Portfolio          The Continental Small Company Series                     6%
Emerging Markets Portfolio                   The Emerging Markets Series                             94%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   98%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                       89%
                                             The Asia Pacific Small Company Series                   85%
                                             The United Kingdom Small Company Series                 97%
                                             The Continental Small Company Series                    94%
                                             The Canadian Small Company Series                      100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    14%
                                             DFA International Real Estate Securities Portfolio      32%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       --

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method.

Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.30%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.35%

               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               Emerging Markets Core Equity Portfolio...... 0.55%

   For the six months ended April 30, 2011, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   * Effective March 30, 2007, U.S. Targeted Value Portfolio, and on
February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                Previously
                                                Recovery       Waived Fees/
                                             of Previously   Expenses Assumed
                                    Expense   Waived Fees/   Subject to Future
 Institutional Class Shares         Limits  Expenses Assumed     Recovery
 --------------------------         ------- ---------------- -----------------
 U.S. Targeted Value Portfolio (1).  0.50%         --               --
 U.S. Core Equity 1 Portfolio (2)..  0.23%         --               --
 U.S. Core Equity 2 Portfolio (2)..  0.26%         --               --

                                                                                    Previously
                                                                    Recovery       Waived Fees/
                                                                 of Previously   Expenses Assumed
                                                        Expense   Waived Fees/   Subject to Future
Institutional Class Shares                              Limits  Expenses Assumed     Recovery
--------------------------                              ------- ---------------- -----------------
U.S. Vector Equity Portfolio (2).......................  0.36%         --                 --
International Core Equity Portfolio (2)................  0.49%         --                 --
International Small Company Portfolio (3)..............  0.45%         --                 --
Japanese Small Company Portfolio (3)...................  0.47%         --                 --
Asia Pacific Small Company Portfolio (3)...............  0.47%         --                 --
United Kingdom Small Company Portfolio (3).............  0.47%         --              $  54
Continental Small Company Portfolio (3)................  0.47%         --                 --
DFA International Real Estate Securities Portfolio (2).  0.65%         --                 --
DFA Global Real Estate Securities Portfolio (4)........  0.55%         --              3,697
International Vector Equity Portfolio (2)..............  0.60%         --                 --
World ex U.S. Value Portfolio (8)......................  0.60%         --                 80
Emerging Markets Core Equity Portfolio (2).............  0.85%         --                 --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (5)......................  0.62%         --                 --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (6)......................  0.77%         --                 --
Emerging Markets Value Portfolio (7)...................  0.96%         --                 --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (5) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (7) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset the ("Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  199
            U.S. Targeted Value Portfolio......................   51
            U.S. Small Cap Value Portfolio.....................  197
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   87
            U.S. Micro Cap Portfolio...........................   99
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   46
            International Core Equity Portfolio................  116
            International Small Company Portfolio..............  139
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   11
            DFA International Small Cap Value Portfolio........  217
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  232
            Emerging Markets Core Equity Portfolio.............   81

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                          U.S. Government   Other Investment
                                            Securities         Securities
                                         ----------------- ------------------
                                         Purchases  Sales  Purchases  Sales
                                         --------- ------- --------- --------
  Enhanced U.S. Large Company Portfolio.  $35,060  $36,437 $ 88,870  $ 73,339
  U.S. Targeted Value Portfolio.........       --       --  473,318   273,305
  U.S. Small Cap Value Portfolio........       --       --  473,768   657,133

                                                     U.S. Government   Other Investment
                                                       Securities         Securities
                                                    ----------------- ------------------
                                                    Purchases   Sales Purchases  Sales
                                                    --------- ------- --------- --------
U.S. Core Equity 1 Portfolio.......................    --       --    $385,254  $ 64,858
U.S. Core Equity 2 Portfolio.......................    --       --     342,363   206,758
U.S. Vector Equity Portfolio.......................    --       --     187,487    93,928
U.S. Small Cap Portfolio...........................    --       --     601,020   321,897
U.S. Micro Cap Portfolio...........................    --       --     220,298   336,831
DFA Real Estate Securities Portfolio...............    --       --     150,846    60,299
Large Cap International Portfolio..................    --       --     130,669    30,612
International Core Equity Portfolio................    --       --     529,912    82,929
DFA International Real Estate Securities Portfolio.    --       --     112,312    72,054
DFA International Small Cap Value Portfolio........    --       --     864,586   804,411
International Vector Equity Portfolio..............    --       --      70,757    14,972
Emerging Markets Core Equity Portfolio.............    --       --     832,943    19,988

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.          --        $   (15)       $     15
U.S. Large Cap Value Portfolio........          --             --              --
U.S. Targeted Value Portfolio.........     $    30           (200)            170
U.S. Small Cap Value Portfolio........      55,514           (388)        (55,126)
U.S. Core Equity 1 Portfolio..........          --            (16)             16
U.S. Core Equity 2 Portfolio..........          --            (42)             42
U.S. Vector Equity Portfolio..........          --            (24)             24
U.S. Small Cap Portfolio..............        (104)          (144)            248
U.S. Micro Cap Portfolio..............          --           (258)            258
DFA Real Estate Securities Portfolio..          --              4              (4)
Large Cap International Portfolio.....          --            383            (383)
International Core Equity Portfolio...         (13)           971            (958)
International Small Company Portfolio.      (8,877)        11,998          (3,121)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Japanese Small Company Portfolio...................      $(4,574)      $    81        $  4,493
Asia Pacific Small Company Portfolio...............         (259)          100             159
United Kingdom Small Company Portfolio.............          (74)           33              41
Continental Small Company Portfolio................         (195)          476            (281)
DFA International Real Estate Securities Portfolio.          136           790            (926)
DFA Global Real Estate Securities Portfolio........          101          (101)             --
DFA International Small Cap Value Portfolio........       13,148        16,536         (29,684)
International Vector Equity Portfolio..............          207           (62)           (145)
World ex U.S. Value Portfolio......................           (4)            6              (2)
Emerging Markets Portfolio.........................       15,558        (2,642)        (12,916)
Emerging Markets Small Cap Portfolio...............        2,294          (295)         (1,999)
Emerging Markets Value Portfolio...................       48,632       (11,121)        (37,511)
Emerging Markets Core Equity Portfolio.............           --          (776)            776

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------

  Enhanced U.S. Large Company Portfolio
  2009..................................    $ 19,564          --      $ 19,564
  2010..................................       1,589          --         1,589

  U.S. Large Cap Value Portfolio
  2009..................................     130,238          --       130,238
  2010..................................     116,599          --       116,599

  U.S. Targeted Value Portfolio
  2009..................................      14,179          --        14,179
  2010..................................      12,576         $ 7        12,583

  U.S. Small Cap Value Portfolio
  2009..................................      69,882          --        69,882
  2010..................................      25,747          --        25,747

  U.S. Core Equity 1 Portfolio
  2009..................................      31,598          --        31,598
  2010..................................      31,326          --        31,326

  U.S. Core Equity 2 Portfolio
  2009..................................      55,009          --        55,009
  2010..................................      53,941          --        53,941

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------

U.S. Vector Equity Portfolio
2009...............................................    $16,454          --       $16,454
2010...............................................     14,799          --        14,799

U.S. Small Cap Portfolio
2009...............................................     26,412          --        26,412
2010...............................................     21,528          --        21,528

U.S. Micro Cap Portfolio
2009...............................................     57,816          --        57,816
2010...............................................     17,526          --        17,526

DFA Real Estate Securities Portfolio
2009...............................................     95,934          --        95,934
2010...............................................     70,908          --        70,908

Large Cap International Portfolio
2009...............................................     32,286          --        32,286
2010...............................................     40,390          --        40,390

International Core Equity Portfolio
2009...............................................     77,469          --        77,469
2010...............................................     83,173          --        83,173

International Small Company Portfolio
2009...............................................     81,118          --        81,118
2010...............................................     84,604          --        84,604

Japanese Small Company Portfolio
2009...............................................      2,426          --         2,426
2010...............................................      1,845          --         1,845

Asia Pacific Small Company Portfolio
2009...............................................      2,724          --         2,724
2010...............................................      3,162          --         3,162

United Kingdom Small Company Portfolio
2009...............................................        658          --           658
2010...............................................        694          --           694

Continental Small Company Portfolio
2009...............................................      2,087          --         2,087
2010...............................................      1,863          --         1,863

DFA International Real Estate Securities Portfolio
2009...............................................     11,227          --        11,227
2010...............................................     79,025          --        79,025

                                             Net Investment
                                                 Income
                                             and Short-Term   Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- --------

DFA Global Real Estate Securities Portfolio
2009........................................    $  2,370            --    $  2,370
2010........................................      30,971            --      30,971

DFA International Small Cap Value Portfolio
2009........................................     108,717      $ 25,188     133,905
2010........................................     108,095         6,990     115,085

International Vector Equity Portfolio
2009........................................       3,671            --       3,671
2010........................................       5,534            54       5,588

Emerging Markets Portfolio
2009........................................      36,673        23,932      60,605
2010........................................      40,081        42,220      82,301

Emerging Markets Small Cap Portfolio
2009........................................      16,832            --      16,832
2010........................................      22,951         1,637      24,588

Emerging Markets Value Portfolio
2009........................................     114,611       518,510     633,121
2010........................................     190,697       142,234     332,931

Emerging Markets Core Equity Portfolio
2009........................................      29,028            --      29,028
2010........................................      48,768            --      48,768

   World ex U.S. Value Portfolio commenced operations on August 23, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At October 31, 2010, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
-                                                   -------------- ------------- -------
U.S. Targeted Value Portfolio......................    $    22        $     7    $    29
DFA International Real Estate Securities Portfolio.        162             --        162
DFA Global Real Estate Securities Portfolio........        101             --        101
DFA International Small Cap Value Portfolio........      6,406          6,990     13,396
International Vector Equity Portfolio..............        154             54        208
Emerging Markets Portfolio.........................      3,182         12,406     15,588
Emerging Markets Small Cap Portfolio...............        657          1,637      2,294
Emerging Markets Value Portfolio...................     10,256         25,596     35,852

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    Undistributed                               Total Net
                                                    Net Investment                            Distributable
                                                      Income and   Undistributed   Capital      Earnings
                                                      Short-Term     Long-Term       Loss     (Accumulated
                                                    Capital Gains  Capital Gains Carryforward    Losses)
                                                    -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio..............    $    60             --    $   (83,155)  $   (83,095)
U.S. Large Cap Value Portfolio.....................     17,615             --     (1,943,065)   (1,925,450)
U.S. Targeted Value Portfolio......................      2,337       $  4,739             --         7,076
U.S. Small Cap Value Portfolio.....................      3,841             --       (111,515)     (107,674)
U.S. Core Equity 1 Portfolio.......................      6,246             --        (81,149)      (74,903)
U.S. Core Equity 2 Portfolio.......................     12,077             --        (84,843)      (72,766)
U.S. Vector Equity Portfolio.......................      2,999             --        (83,542)      (80,543)
U.S. Small Cap Portfolio...........................      4,727             --       (202,569)     (197,842)
U.S. Micro Cap Portfolio...........................      3,313             --       (269,190)     (265,877)
DFA Real Estate Securities Portfolio...............     13,051             --       (190,348)     (177,297)
Large Cap International Portfolio..................      6,285             --       (168,708)     (162,423)
International Core Equity Portfolio................     23,835             --        (79,551)      (55,716)
International Small Company Portfolio..............     62,669             --        (75,782)      (13,113)
Japanese Small Company Portfolio...................        746             --        (86,440)      (85,694)
Asia Pacific Small Company Portfolio...............      4,232             --        (33,364)      (29,132)
United Kingdom Small Company Portfolio.............        216             --         (2,879)       (2,663)
Continental Small Company Portfolio................        655             --        (29,435)      (28,780)
DFA International Real Estate Securities Portfolio.     99,500             --        (86,757)       12,743
DFA Global Real Estate Securities Portfolio........      5,020             --         (2,755)        2,265
DFA International Small Cap Value Portfolio........     52,524        138,419             --       190,943
International Vector Equity Portfolio..............      2,022          2,417             --         4,439
World ex U.S. Value Portfolio......................         78            194            272           544
Emerging Markets Portfolio.........................      3,780        136,068             --       139,848
Emerging Markets Small Cap Portfolio...............      3,840         58,346             --        62,186
Emerging Markets Value Portfolio...................     82,579        479,238             --       561,817
Emerging Markets Core Equity Portfolio.............      9,681             --        (53,657)      (43,976)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                       2011 2012 2013 2014  2015    2016      2017     2018     Total
-                                      ---- ---- ---- ---- ------ -------- ---------- ------- ----------
Enhanced U.S. Large Company Portfolio.  --   --   --   --      -- $ 83,155         --      -- $   83,155
U.S. Large Cap Value Portfolio........  --   --   --   --      --       -- $1,943,065      --  1,943,065
U.S. Small Cap Value Portfolio........  --   --   --   --      --       --    111,515      --    111,515
U.S. Core Equity 1 Portfolio..........  --   --   --   --  $2,284   18,644     60,221      --     81,149
U.S. Core Equity 2 Portfolio..........  --   --   --   --   5,654   42,181     37,008      --     84,843
U.S. Vector Equity Portfolio..........  --   --   --   --      --    3,326     80,216      --     83,542
U.S. Small Cap Portfolio..............  --   --   --   --      --  202,067        502      --    202,569
U.S. Micro Cap Portfolio..............  --   --   --   --      --  207,930     61,260      --    269,190
DFA Real Estate Securities Portfolio..  --   --   --   --      --   82,044     62,969 $45,335    190,348
Large Cap International Portfolio.....  --   --   --   --      --   19,004    135,393  14,311    168,708
International Core Equity Portfolio...  --   --   --   --      --       --     79,551      --     79,551
International Small Company Portfolio.  --   --   --   --      --       --     75,782      --     75,782

                                                     2011    2012   2013   2014   2015   2016    2017    2018    Total
                                                    ------- ------ ------ ------ ------ ------- ------- ------- -------
Japanese Small Company Portfolio................... $19,912 $3,801 $3,055 $2,451 $8,004 $23,057 $13,952 $12,208 $86,440
Asia Pacific Small Company Portfolio...............     501  1,151    907    864     --  21,680   8,261      --  33,364
United Kingdom Small Company Portfolio.............      --     --     --     --     --     892   1,987      --   2,879
Continental Small Company Portfolio................      --     --     --     --     --  16,959   7,224   5,252  29,435
DFA International Real Estate Securities Portfolio       --     --     --     --     46  13,446  34,576  38,689  86,757
DFA Global Real Estate Securities Portfolio........      --     --     --     --     --      --      --   2,755   2,755
Emerging Markets Core Equity Portfolio.............      --     --     --     --     --  27,213  26,444      --  53,657

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 24,806
             U.S. Large Cap Value Portfolio..............  498,328
             U.S. Targeted Value Portfolio...............   82,599
             U.S. Small Cap Value Portfolio..............  462,423
             U.S. Core Equity 1 Portfolio................      981
             U.S. Core Equity 2 Portfolio................    9,909
             U.S. Vector Equity Portfolio................   11,136
             U.S. Small Cap Portfolio....................  178,052
             U.S. Micro Cap Portfolio....................  245,602
             International Core Equity Portfolio.........   18,702
             International Small Company Portfolio.......  155,578
             Asia Pacific Small Company Portfolio........    5,335
             United Kingdom Small Company Portfolio......      129
             DFA International Small Cap Value Portfolio.   32,601
             International Vector Equity Portfolio.......    3,383
             Emerging Markets Small Cap Portfolio........   37,102
             Emerging Markets Core Equity Portfolio......   35,738

   For the year ended October 31, 2010, Japanese Small Company Portfolio had capital loss carryforward expirations of $4,453 (in thousands).

   Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                                    Mark to Market Realized Gains
                                                    -------------- --------------
Large Cap International Portfolio..................    $  1,994            --
International Core Equity Portfolio................       6,636       $   660
International Small Company Portfolio..............      30,541         9,481
Japanese Small Company Portfolio...................         109             3
Asia Pacific Small Company Portfolio...............       3,577            44
United Kingdom Small Company Portfolio.............          12            --
Continental Small Company Portfolio................          54           425
DFA International Real Estate Securities Portfolio.     102,024           688
DFA International Small Cap Value Portfolio........      14,397        19,367
International Vector Equity Portfolio..............         929            15
World ex U.S. Value Portfolio......................          --            --
Emerging Markets Portfolio.........................         434            --
Emerging Markets Small Cap Portfolio...............         590           285
Emerging Markets Value Portfolio...................         292             4
Emerging Markets Core Equity Portfolio.............       1,040            --

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                Net
                                                                                             Unrealized
                                                     Federal    Unrealized    Unrealized    Appreciation
                                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  173,885  $    4,562   $      (121)    $    4,441
U.S. Large Cap Value Portfolio.....................  5,528,601   2,639,034       (33,865)     2,605,169
U.S. Targeted Value Portfolio......................  2,716,433     795,479      (128,476)       667,003
U.S. Small Cap Value Portfolio.....................  8,004,369   2,577,087    (1,006,718)     1,570,369
U.S. Core Equity 1 Portfolio.......................  3,362,560     889,724      (159,897)       729,827
U.S. Core Equity 2 Portfolio.......................  5,598,062   1,508,983      (426,081)     1,082,902
U.S. Vector Equity Portfolio.......................  1,851,902     518,586      (155,329)       363,257
U.S. Small Cap Portfolio...........................  4,461,462   1,540,902      (348,151)     1,192,751
U.S. Micro Cap Portfolio...........................  3,391,506   1,460,307      (536,791)       923,516
DFA Real Estate Securities Portfolio...............  2,994,218   1,009,048      (156,864)       852,184
Large Cap International Portfolio..................  1,884,007     568,336      (164,202)       404,134
International Core Equity Portfolio................  6,507,005   1,288,195      (533,092)       755,103
International Small Company Portfolio..............  5,639,000   1,905,064      (546,584)     1,358,480
Japanese Small Company Portfolio...................    228,185      70,225      (129,314)       (59,089)
Asia Pacific Small Company Portfolio...............    131,801      89,080       (51,223)        37,857
United Kingdom Small Company Portfolio.............     31,024      29,728       (21,336)         8,392
Continental Small Company Portfolio................    116,471     101,096       (59,640)        41,456
DFA International Real Estate Securities Portfolio   1,240,003     146,570       (83,993)        62,577
DFA Global Real Estate Securities Portfolio........    611,140     232,074       (26,843)       205,231
DFA International Small Cap Value Portfolio........  9,261,087   2,374,337    (1,407,931)       966,406
International Vector Equity Portfolio..............    425,115     151,474       (15,294)       136,180
World ex U.S. Value Portfolio......................     35,783       6,860           572          7,432
Emerging Markets Portfolio.........................  1,179,239   1,473,244       (77,197)     1,396,047

                                                                                     Net
                                                                                  Unrealized
                                         Federal     Unrealized    Unrealized    Appreciation
                                         Tax Cost   Appreciation (Depreciation) (Depreciation)
                                        ----------- ------------ -------------- --------------
Emerging Markets Small Cap Portfolio... $ 1,439,542  $  770,701    $ (74,294)     $  696,407
Emerging Markets Value Portfolio.......  11,261,434   4,735,469     (593,849)      4,141,620
Emerging Markets Core Equity Portfolio.   4,228,409   1,796,793     (152,727)      1,644,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the

Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

   Certain prior year balances have been reclassified to conform with current year presentation. Such reclassifications impacted the paid-in capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statements of assets and liabilities of International Small Company Portfolio and Emerging Markets Value Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            Six Months              Year
                                                              Ended                 Ended
                                                          April 30, 2011        Oct. 31, 2010
                                                       -------------------  --------------------
                                                         Amount     Shares     Amount     Shares
                                                       ----------  -------  -----------  -------

U.S. Targeted Value Portfolio

Class R1 Shares
 Shares Issued........................................ $    6,540      391  $     7,401      778
 Shares Issued in Lieu of Cash Distributions..........        239       15          312       35
 Shares Redeemed......................................     (4,337)    (257)      (5,936)    (632)
 Shares Reduced by Reverse Stock Split................         --       (2)          --   (1,314)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    2,442      147  $     1,777   (1,133)
                                                       ==========  =======  ===========  =======

Class R2 Shares
 Shares Issued........................................ $    4,897      303  $     5,859      572
 Shares Issued in Lieu of Cash Distributions..........         34        2           29        3
 Shares Redeemed......................................     (3,133)    (192)      (3,559)    (360)
 Shares Reduced by Reverse Stock Split................         --       (7)          --     (159)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    1,798      106  $     2,329       56
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $  541,614   31,836  $   897,844   63,857
 Shares Issued in Lieu of Cash Distributions..........     12,763      786       11,187      862
 Shares Redeemed......................................   (356,577) (21,160)    (512,167) (37,960)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  197,800   11,462  $   396,864   26,759
                                                       ==========  =======  ===========  =======

Emerging Markets Value Portfolio

Class R2 Shares
 Shares Issued........................................ $   47,533    1,733  $    34,637   18,214
 Shares Issued in Lieu of Cash Distributions..........      1,917       55        6,798    3,947
 Shares Redeemed......................................    (45,863)  (1,458)      (6,985)  (3,724)
 Shares Reduced by Conversion of Shares...............         --  (19,608)          --       --
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    3,587  (19,278) $    34,450   18,437
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $3,429,521   95,992  $ 3,313,583  103,334
 Shares Issued in Lieu of Cash Distributions..........    545,949   15,779      265,972    8,765
 Shares Redeemed......................................   (817,377) (23,016)  (1,555,298) (49,938)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $3,158,093   88,755  $ 2,024,257   62,161
                                                       ==========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the six-month period ended April 30, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At April 30, 2011, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date     Amount   Currency Sold     Amount   April 30, 2011 Gain (Loss)
   ---------- -------- ----------------- --------  -------------- -----------
    05/04/11.   29,539 Canadian Dollars  $ 30,967     $ 31,216      $   249
    05/04/11.  (4,322) Canadian Dollars    (4,541)      (4,567)         (26)
    05/04/11. (25,217) Canadian Dollars   (25,898)     (26,649)        (751)
    06/01/11. (29,627) Canadian Dollars   (31,040)     (31,289)        (249)
    05/04/11.          UK Pound
                 3,236 Sterling             5,347        5,405           58
    05/04/11.          UK Pound
               (3,236) Sterling            (5,194)      (5,405)        (211)
    06/01/11.          UK Pound
               (3,255) Sterling            (5,377)      (5,434)         (57)
    05/04/11.    4,726 Euro                 6,926        6,998           72
    05/04/11.    2,884 Euro                 4,177        4,272           95
    05/04/11.  (7,610) Euro               (10,803)     (11,270)        (467)
    06/01/11.  (4,730) Euro                (6,928)      (7,000)         (72)
                                         --------     --------      -------
                                         $(42,364)    $(43,723)     $(1,359)
                                         ========     ========      =======

*During the six months ended April 30, 2011, the Portfolio's average cost of forward currency contracts was $(49,600) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                        Expiration Number of  Contract Unrealized
                                         Description       Date    Contracts*  Value   Gain (Loss)
                                       -------------    ---------- ---------- -------- -----------
Enhanced U.S. Large Company Portfolio. S&P 500 Index(R) 06/17/2011    489     $166,223   $5,422
  Securities have been segregated as collateral for open futures contracts......................

*During the six months ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $154,531 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the six months ended April 30, 2011.

       The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                                      Location on the Statements of Assets and Liabilities
-                           -------------------------------------------------------------------------
     Derivative Type                 Asset Derivatives                  Liability Derivatives
--------------------------- ------------------------------------ ------------------------------------
Foreign exchange contracts. Unrealized Gain on Forward Currency  Unrealized Loss on Forward Currency
                            Contracts                            Contracts

Equity contracts........... Receivables: Futures Margin
                              Variation.........................

       The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
                                                      ----------------------------
                                        Total Value    Foreign
                                             at       Exchange          Equity
                                       April 30, 2011 Contracts       Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.        $5,896        $474        $5,422*

                                                       Liability Derivatives Value
                                                      ----------------------------
                                                       Foreign
                                       Total Value at Exchange
                                       April 30, 2011 Contracts    Equity Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.       $(1,833)     $(1,833)        --

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2011 (amounts in thousands):

     Derivative Type               Location of Gain (Loss) on Derivatives Recognized in Income
--------------------------- ---------------------------------------------------------------------------
Foreign exchange contracts. Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
                            Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                            Denominated Amounts

Equity contracts........... Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                            (Depreciation) of: Futures

       The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2011 (amounts in thousands):

                                                 Realized Gain (Loss)
                                                    on Derivatives
                                                 Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $ 27,248    $(1,673)  $ 28,921
      U.S. Targeted Value Portfolio*........        9         --          9
      U.S. Small Cap Portfolio*.............      930         --        930

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $(6,171)    $(1,186)  $(4,985)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Portfolio had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                               Weighted      Weighted    Number of   Interest Maximum Amount
                                                Average      Average        Days     Expense  Borrowed During
                                             Interest Rate Loan Balance Outstanding* Incurred   the Period
                                             ------------- ------------ ------------ -------- ---------------
DFA Global Real Estate Securities Portfolio.     1.93%        $4,770         1          --        $4,770

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.92%       $ 1,675         11         --        $ 3,038
U.S. Small Cap Value Portfolio.....................     0.94%         2,192         9         $ 1         10,491
U.S. Core Equity 2 Portfolio.......................     0.92%         4,188         5           1          7,690
U.S. Vector Equity Portfolio.......................     0.90%         8,110         1          --          8,110
U.S. Small Cap Portfolio...........................     0.90%         4,160         7           1         11,611
U.S. Micro Cap Portfolio...........................     0.86%         6,908         13          2         15,925
DFA Real Estate Securities Portfolio...............     0.93%         5,182         6           1         14,265
Large Cap International Portfolio..................     0.93%         1,657         5          --          2,086
International Core Equity Portfolio................     0.90%           910         1          --            910
International Small Company Portfolio..............     0.93%         3,757         13          1          7,646
DFA International Real Estate Securities Portfolio      0.93%        11,492         11          3         19,502
DFA Global Real Estate Securities Portfolio             0.94%         5,529         18          3         32,769
DFA International Small Cap Value Portfolio........     0.92%         2,781         23          2         10,166
World ex U.S. Value Portfolio......................     0.91%            46         1          --             46
Emerging Markets Core Equity Portfolio.............     0.93%         4,114         9           1          6,987

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral with a market value of $98,204 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2010, U.S. Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $56,505 (amount in thousands).

N. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

O. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
-                                                                                 ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares..............      2            74%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.....................      3            76%
U.S. Targeted Value Portfolio -- Class R1 Shares.................................      1            95%
U.S. Targeted Value Portfolio -- Class R2 Shares.................................      2            79%
U.S. Targeted Value Portfolio -- Institutional Class Shares......................      2            55%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.....................      2            52%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Vector Equity Portfolio -- Institutional Class Shares.......................      4            89%
U.S. Small Cap Portfolio -- Institutional Class Shares...........................      3            49%
U.S. Micro Cap Portfolio -- Institutional Class Shares...........................      2            57%
DFA Real Estate Securities Portfolio -- Institutional Class Shares...............      3            73%
Large Cap International Portfolio -- Institutional Class Shares..................      2            71%
International Core Equity Portfolio -- Institutional Class Shares................      3            70%
International Small Company Portfolio -- Institutional Class Shares..............      2            47%
Japanese Small Company Portfolio -- Institutional Class Shares...................      3            62%
Asia Pacific Small Company Portfolio -- Institutional Class Shares...............      3            80%
United Kingdom Small Company Portfolio -- Institutional Class Shares.............      2            89%
Continental Small Company Portfolio -- Institutional Class Shares................      4            84%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares.      3            83%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares........      3            93%
DFA International Small Cap Value Portfolio -- Institutional Class Shares........      2            49%
International Vector Equity Portfolio -- Institutional Class Shares..............      3            87%
World ex U.S. Value Portfolio -- Institutional Class Shares......................      3            92%
Emerging Markets Portfolio -- Institutional Class Shares.........................      3            68%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares...............      1            28%
Emerging Markets Value Portfolio -- Class R2 Shares..............................      1            78%
Emerging Markets Value Portfolio -- Institutional Class Shares...................      2            29%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares.............      2            57%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                    For the Period November 8, 2010 to April 30, 2011
     EXPENSE TABLES
                                    Beginning     Ending                   Expenses
                                     Account     Account      Annualized     Paid
                                      Value       Value        Expense      During
                                    11/09/10     04/30/11       Ratio*     Period*
                                    ---------     ---------   ----------   --------
     Actual Fund Return............ $1,000.00    $1,143.98      0.55%       $2.81
     Hypothetical 5% Annual Return. $1,000.00    $1,022.07      0.55%       $2.76

--------
* The Fund commenced operations on November 8, 2010. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (174), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2011 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Corporate..........  57.2%
Government.........  13.3%
Foreign Corporate..  16.1%
Foreign Government.  10.0%
Supranational......   3.4%
                    ------
                    100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^      Value+
                                                -------      -----
                                                 (000)
            BONDS -- (78.8%)
            AUSTRALIA -- (2.4%)
            BHP Billiton Finance USA, Ltd.
            (u)5.125%, 03/29/12                    700  $   729,770
            (u)5.500%, 04/01/14                    960    1,069,362
            Telstra Corp., Ltd.
            (u)6.375%, 04/01/12                  1,250    1,315,109
            Westpac Banking Corp. NL
            (u)2.250%, 11/19/12                  2,000    2,038,364
                                                        -----------
            TOTAL AUSTRALIA                               5,152,605
                                                        -----------

            AUSTRIA -- (1.0%)
            Oesterreichische Kontrollbank AG
            (u)1.375%, 01/21/14                  2,000    2,013,318
                                                        -----------

            CANADA -- (8.0%)
            Bank of Nova Scotia
            (u)2.375%, 12/17/13                  2,800    2,865,369
            Canadian National Railway Co.
            (u)4.400%, 03/15/13                  1,150    1,222,607
            Canadian Natural Resources, Ltd.
            (u)5.150%, 02/01/13                    625      667,379
            Export Development Canada
            (u)2.375%, 03/19/12                  1,000    1,018,427
            Manitoba, Province of Canada
            (u)2.125%, 04/22/13                  1,500    1,538,614
            Ontario, Province of Canada
            (u)1.875%, 11/19/12                  1,000    1,019,955
            (u)4.375%, 02/15/13                    600      638,690
            (u)1.375%, 01/27/14                  1,300    1,308,359
            Potash Corp. of Saskatchewan, Inc.
            (u)7.750%, 05/31/11                    350      351,817
            Royal Bank of Canada
            (u)2.250%, 03/15/13                  1,400    1,441,509
            (u)1.125%, 01/15/14                  1,000      997,351
            Saskatchewan, Province of Canada
            (u)7.375%, 07/15/13                  1,800    2,047,752
            TransCanada Pipelines, Ltd.
            (u)4.000%, 06/15/13                  1,475    1,561,795
                                                        -----------
            TOTAL CANADA                                 16,679,624
                                                        -----------

            FRANCE -- (1.9%)
            BNP Paribas SA
            (u)2.125%, 12/21/12                  2,000    2,032,592
            Total Capital SA
            (u)5.000%, 05/22/12                  1,500    1,567,633

                                                     Face
                                                    Amount^     Value+
                                                    -------     -----
                                                     (000)
         FRANCE -- (Continued)
         Veolia Environnement SA
         (u)5.250%, 06/03/13                           425  $  455,085
                                                            ----------
         TOTAL FRANCE                                        4,055,310
                                                            ----------

         GERMANY -- (2.0%)
         Deutsche Bank AG
         (u)4.875%, 05/20/13                         1,300   1,387,732
         Kreditanstalt fuer Wiederaufbau AG
         (u)1.375%, 07/15/13                         1,700   1,721,876
         Landwirtschaftliche Rentenbank
         (u)1.875%, 09/24/12                         1,000   1,018,683
                                                            ----------
         TOTAL GERMANY                                       4,128,291
                                                            ----------

         NETHERLANDS -- (1.2%)
         Deutsche Telekom International Finance NV
         (u)5.250%, 07/22/13                           525     568,077
         Nederlandse Waterschapsbank
         (u)5.375%, 09/04/12                         1,000   1,063,000
         Shell International Finance NV
         (u)1.300%, 09/22/11                         1,000   1,004,289
                                                            ----------
         TOTAL NETHERLANDS                                   2,635,366
                                                            ----------

         NORWAY -- (1.4%)
         Eksportfinans ASA
         (u)1.875%, 04/02/13                         2,800   2,850,907
                                                            ----------

         SUPRANATIONAL ORGANIZATION
          OBLIGATIONS -- (2.7%)
         Asian Development Bank
         (u)1.625%, 07/15/13                         1,200   1,222,228
         European Investment Bank
         (u)2.625%, 11/15/11                         1,000   1,012,579
         Inter-American Development Bank
         (u)1.750%, 10/22/12                         1,300   1,322,376
         International Bank for Reconstruction &
          Development
         (u)2.000%, 04/02/12                         1,000   1,015,246
         Nordic Investment Bank
         (u)1.625%, 01/28/13                         1,000   1,017,245
                                                            ----------

         TOTAL SUPRANATIONAL ORGANIZATION
          OBLIGATIONS                                        5,589,674
                                                            ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



                                                   Face
                                                  Amount^     Value+
                                                  -------     -----
                                                   (000)
            SWITZERLAND -- (1.7%)
            Credit Suisse AG
            (u)5.000%, 05/15/13                    1,625  $1,741,709
            UBS AG
            (u)2.250%, 08/12/13                    1,735   1,763,338
                                                          ----------
            TOTAL SWITZERLAND                              3,505,047
                                                          ----------

            UNITED KINGDOM -- (2.4%)
            Barclays Bank P.L.C.
            (u)5.450%, 09/12/12                    2,000   2,119,774
            BP Capital Markets P.L.C.
            (u)5.250%, 11/07/13                    1,325   1,436,444
            Diageo Capital P.L.C.
            (u)5.200%, 01/30/13                    1,450   1,554,162
                                                          ----------
            TOTAL UNITED KINGDOM                           5,110,380
                                                          ----------

            UNITED STATES -- (54.1%)
            3M Co.
             4.375%, 08/15/13                     $3,000   3,245,499
            Aetna, Inc.
             5.750%, 06/15/11                        100     100,618
            Air Products & Chemicals, Inc.
             4.150%, 02/01/13                        500     521,581
            American Express Credit Corp.
             5.875%, 05/02/13                      1,050   1,137,055
            Anheuser-Busch InBev Worldwide, Inc.
             2.500%, 03/26/13                        450     461,236
            Apache Corp.
             6.000%, 09/15/13                        715     795,580
            Archer-Daniels-Midland Co.
             7.125%, 03/01/13                        325     360,051
            Arrow Electronics, Inc.
             6.875%, 07/01/13                        350     382,586
            AT&T, Inc.
             4.950%, 01/15/13                        975   1,038,392
             6.700%, 11/15/13                        380     428,651
            Avery Dennison Corp.
             4.875%, 01/15/13                      1,300   1,367,462
            Baker Hughes, Inc.
             6.500%, 11/15/13                        450     507,852
            Baltimore Gas & Electric Co.
             6.125%, 07/01/13                        500     550,348
            Bank of America Corp.
             5.375%, 09/11/12                        850     896,945
             4.875%, 01/15/13                        650     685,118

                                                       Face
                                                      Amount     Value+
                                                      ------     -----
                                                      (000)
         UNITED STATES -- (Continued)
         Bank of New York Mellon Corp. (The)
          4.500%, 04/01/13                            $1,000 $1,068,313
          5.125%, 08/27/13                             2,150  2,342,584
         Baxter International, Inc.
          1.800%, 03/15/13                               910    924,741
         BB&T Corp.
          3.850%, 07/27/12                             1,400  1,448,458
         BlackRock, Inc.
          2.250%, 12/10/12                             1,820  1,859,811
         Boeing Capital Corp.
          5.800%, 01/15/13                               350    378,829
         Boeing Co. (The)
          1.875%, 11/20/12                               550    560,205
         Bristol-Myers Squibb Co.
          5.250%, 08/15/13                             1,175  1,288,734
         Burlington Northern Santa Fe LLC
          5.900%, 07/01/12                               100    105,779
          4.300%, 07/01/13                             1,200  1,275,311
         Campbell Soup Co.
          5.000%, 12/03/12                               350    373,845
          4.875%, 10/01/13                               270    294,560
         Capital One Financial Corp.
          4.800%, 02/21/12                               350    361,263
          6.250%, 11/15/13                               150    165,659
         Caterpillar Financial Services Corp.
          6.200%, 09/30/13                             1,250  1,398,110
         CenterPoint Energy Resources Corp.
          7.875%, 04/01/13                               425    475,149
         Chubb Corp.
          5.200%, 04/01/13                               525    564,886
         CIGNA Corp.
          6.375%, 10/15/11                               425    435,868
         Cisco Systems, Inc.
          1.625%, 03/14/14                             1,250  1,257,070
         Citigroup, Inc.
          6.500%, 08/19/13                               900    988,896
         Coca-Cola Co. (The)
          0.750%, 11/15/13                             1,075  1,066,232
         Coca-Cola Refreshments USA, Inc.
          3.750%, 03/01/12                               450    462,079
         Comcast Cable Communications Holdings, Inc.
          8.375%, 03/15/13                               775    873,888

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                      Face
                                                     Amount     Value+
                                                     ------     -----
                                                     (000)
          UNITED STATES -- (Continued)..............
          Computer Sciences Corp....................
           5.000%, 02/15/13                          $  850 $  899,114
          ConAgra Foods, Inc........................
           6.750%, 09/15/11                             100    102,230
          ConocoPhillips............................
           4.750%, 10/15/12                           1,450  1,534,895
          Consolidated Edison Co. of New York, Inc..
           4.875%, 02/01/13                             600    636,562
          COX Communications, Inc...................
           7.125%, 10/01/12                             800    865,545
          CSX Corp..................................
           5.500%, 08/01/13                             425    462,292
          CVS Caremark Corp.........................
           5.750%, 08/15/11                             825    837,174
          Daimler Finance North America LLC.........
           6.500%, 11/15/13                           1,400  1,567,318
          Dell, Inc.................................
           4.700%, 04/15/13                           1,140  1,216,213
           2.100%, 04/01/14                             500    507,200
          Dominion Resources, Inc...................
           5.000%, 03/15/13                             425    454,894
          Dow Chemical Co. (The)....................
           6.000%, 10/01/12                             425    453,415
          Dr. Pepper Snapple Group, Inc.............
           2.350%, 12/21/12                             600    612,974
          Duke Energy Ohio, Inc.....................
           5.700%, 09/15/12                             425    452,749
          E.I. Du Pont de Nemours & Co..............
           4.750%, 11/15/12                             350    370,823
          eBay, Inc.................................
           0.875%, 10/15/13                           1,635  1,626,704
          Emerson Electric Co.......................
           5.625%, 11/15/13                           1,200  1,332,669
          Energy Transfer Partners LP...............
           6.000%, 07/01/13                             425    462,519
          Enterprise Products Operating LLC.........
           7.625%, 02/15/12                             650    683,491
          EOG Resources, Inc........................
           6.125%, 10/01/13                             750    831,301
          Exelon Generation Co. LLC.................
           5.350%, 01/15/14                           1,680  1,819,860
          Express Scripts, Inc......................
           5.250%, 06/15/12                             425    444,865
          Fifth Third Bancorp.......................
           6.250%, 05/01/13                             975  1,059,272

                                                    Face
                                                   Amount     Value+
                                                   ------     -----
                                                   (000)
            UNITED STATES -- (Continued)..........
            General Dynamics Corp.................
             4.250%, 05/15/13                      $  750 $  802,513
            General Electric Capital Corp.........
             2.800%, 01/08/13                       2,000  2,053,090
             1.875%, 09/16/13                         600    604,016
             2.100%, 01/07/14                         600    606,419
            General Electric Co...................
             5.000%, 02/01/13                         200    213,516
            General Mills, Inc....................
             6.000%, 02/15/12                         425    443,150
            Georgia Power Co......................
             6.000%, 11/01/13                         825    918,189
            GlaxoSmithKline Capital, Inc..........
             4.850%, 05/15/13                       1,300  1,401,225
            Goldman Sachs Group, Inc. (The).......
             4.750%, 07/15/13                       1,675  1,781,021
            Hess Corp.............................
             7.000%, 02/15/14                         275    312,813
            Hewlett-Packard Co....................
             1.250%, 09/13/13                       1,550  1,553,570
            Honeywell International, Inc..........
             4.250%, 03/01/13                         975  1,035,703
            HSBC Finance Corp.....................
             4.750%, 07/15/13                       1,300  1,391,053
            International Business Machines Corp..
             2.100%, 05/06/13                       1,645  1,687,190
            John Deere Capital Corp...............
             7.000%, 03/15/12                         425    449,017
             1.875%, 06/17/13                         925    941,829
            KeyCorp...............................
             6.500%, 05/14/13                       1,000  1,093,620
            Kinder Morgan Energy Partners LP......
             7.125%, 03/15/12                         425    448,270
             5.850%, 09/15/12                       1,000  1,061,694
            Kraft Foods, Inc......................
             6.250%, 06/01/12                         555    587,320
            Kroger Co. (The)......................
             5.500%, 02/01/13                         640    685,147
            Lockheed Martin Corp..................
             4.121%, 03/14/13                         775    821,107
            McDonald's Corp.......................
             4.300%, 03/01/13                         975  1,039,158
            MetLife, Inc..........................
             5.375%, 12/15/12                       1,225  1,310,064
             2.375%, 02/06/14                         420    425,819

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                       Face
                                                      Amount   Value+
                                                      ------ ----------
                                                      (000)
        UNITED STATES -- (Continued).................
        Microsoft Corp...............................
         0.875%, 09/27/13                             $1,300 $1,298,125
        Monsanto Co..................................
         7.375%, 08/15/12                                400    431,886
        Morgan Stanley...............................
         5.300%, 03/01/13                                750    800,265
        National Rural Utilities Cooperative Finance
         Corp........................................
         7.250%, 03/01/12                                425    448,387
        Nestle Holdings, Inc.........................
         2.000%, 01/28/13                              2,000  2,040,568
        NextEra Energy Capital Holdings, Inc.........
         5.625%, 09/01/11                                425    431,940
         2.550%, 11/15/13                                850    868,392
        Northern Trust Corp..........................
         5.500%, 08/15/13                              1,343  1,477,983
        Nucor Corp...................................
         4.875%, 10/01/12                                440    463,989
        Occidental Petroleum Corp....................
         1.450%, 12/13/13                              1,000  1,009,095
        Oracle Corp..................................
         4.950%, 04/15/13                                750    809,025
        Packaging Corp. of America...................
         5.750%, 08/01/13                                525    563,932
        PepsiCo, Inc.................................
         0.875%, 10/25/13                              1,785  1,774,510
        Philip Morris International, Inc.............
         4.875%, 05/16/13                              1,625  1,745,648
        Pitney Bowes, Inc............................
         3.875%, 06/15/13                                450    468,589
        Plains All American Pipeline LP..............
         4.250%, 09/01/12                                300    310,933
        Praxair, Inc.................................
         6.375%, 04/01/12                                425    447,403
         2.125%, 06/14/13                              1,000  1,028,757
        President & Fellows of Harvard College.......
         5.000%, 01/15/14                              2,500  2,737,350
        Prudential Financial, Inc....................
         5.800%, 06/15/12                                350    366,421
         3.625%, 09/17/12                                300    309,359
         4.500%, 07/15/13                                325    342,479
        Reynolds American, Inc.......................
         7.250%, 06/01/13                              1,000  1,113,608
        Ryder System, Inc............................
         5.000%, 06/15/12                                525    545,790

                                                 Face
                                                Amount    Value+
                                                ------    -----
                                                (000)
             UNITED STATES -- (Continued)......
             Safeway, Inc......................
              5.800%, 08/15/12                  $  425 $    451,298
             Sara Lee Corp.....................
              3.875%, 06/15/13                     650      678,811
             Sempra Energy.....................
              2.000%, 03/15/14                     400      400,495
             St. Jude Medical, Inc.............
              2.200%, 09/15/13                     425      433,946
             SunTrust Banks, Inc...............
              5.250%, 11/05/12                     525      552,755
             Target Corp.......................
              5.875%, 03/01/12                     850      888,684
             Time Warner Cable, Inc............
              6.200%, 07/01/13                     425      467,993
             Toyota Motor Credit Corp..........
              1.375%, 08/12/13                   2,900    2,912,917
             Travelers Property Casualty Corp..
              5.000%, 03/15/13                   1,500    1,605,199
             U.S. Bancorp......................
              2.000%, 06/14/13                     200      204,036
             Unilever Capital Corp.............
              3.650%, 02/15/14                   1,275    1,355,285
             United Technologies Corp..........
              6.100%, 05/15/12                     250      264,571
             Valero Energy Corp................
              6.875%, 04/15/12                     875      921,295
             Verizon Communications, Inc.......
              4.350%, 02/15/13                     850      898,208
              5.250%, 04/15/13                     775      835,803
             Wal-Mart Stores, Inc..............
              0.750%, 10/25/13                   1,900    1,892,288
             Walt Disney Co. (The).............
              4.700%, 12/01/12                     725      770,166
             Waste Management, Inc.............
              6.375%, 11/15/12                     425      459,000
                                                       ------------
             TOTAL UNITED STATES...............         113,177,020
                                                       ------------
             TOTAL BONDS.......................         164,897,542
                                                       ------------

             AGENCY OBLIGATIONS -- (10.3%).........................
             Federal Home Loan Bank............
              0.875%, 12/27/13                   2,000    1,990,930
             Federal Home Loan Mortgage
              Corporation......................
              1.125%, 12/15/11                   2,000    2,010,630
              0.375%, 11/30/12                   1,000      997,554
              4.875%, 11/15/13                     500      549,304
              1.375%, 02/25/14                   2,000    2,016,042

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount         Value+
                                                   ------         -----
                                                    (000)
        Federal National Mortgage Association....
         5.375%, 11/15/11                         $    2,000 $ 2,055,240
         1.000%, 09/23/13                              1,500   1,502,679
         2.750%, 03/13/14                              4,700   4,919,213
        Tennessee Valley Authority...............
         6.000%, 03/15/13                              5,000   5,487,560
                                                             -----------

        TOTAL AGENCY OBLIGATIONS.................             21,529,152
                                                             -----------

        U.S. TREASURY OBLIGATIONS --
         (6.3%)..................................
        U.S. Treasury Note.......................
        @@0.625%, 12/31/12                            13,200  13,231,970
                                                             -----------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   ------
                                                    (000)
        TEMPORARY CASH INVESTMENTS -- (4.6%)................
           Citibank-US Dollars on Deposit in
            Custody Account......................  3,871,710   3,871,710
           Repurchase Agreement, PNC Capital
            Markets, Inc. 0.19%, 05/02/11
            (Collateralized by $5,735,000 FNMA
            2.24%, 07/06/15, valued at
            $5,878,375) to be repurchased at
            $5,789,092...........................     $5,789   5,789,000
                                                             -----------

        TOTAL TEMPORARY CASH
         INVESTMENTS.............................              9,660,710
                                                             -----------

                                                        Value+
                                                        -----
                 TOTAL INVESTMENTS -- (100.0%)
                  (Cost $208,694,690)..........   $209,319,374
                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                                --------------------------------------------

                                  Investment in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Bonds......................         -- $164,897,542   --    $164,897,542
    Agency Obligations.........         --   21,529,152   --      21,529,152
    U.S. Treasury Obligations..         --   13,231,970   --      13,231,970
    Temporary Cash Investments. $3,871,710    5,789,000   --       9,660,710
    Swap Agreements**..........         --    2,732,655   --       2,732,655
    Futures Contracts**........     34,797           --   --          34,797
                                ---------- ------------   --    ------------
    TOTAL...................... $3,906,507  208,180,319   --    $212,086,826
                                ========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    199,659
Temporary Cash Investments at Value & Cost.............................................        9,661
Cash...................................................................................          843
Receivables:...........................................................................
 Interest..............................................................................        1,850
 Fund Shares Sold......................................................................        1,422
 Futures Margin Variation..............................................................           54
Unrealized Gain on Swap Contracts......................................................        2,733
Prepaid Expenses and Other Assets......................................................            2
Deferred Offering Costs................................................................           32
                                                                                        ------------
   Total Assets........................................................................      216,256
                                                                                        ------------
LIABILITIES:
Payables:..............................................................................
 Investment Securities Purchased.......................................................        2,997
 Fund Shares Redeemed..................................................................          924
 Due to Advisor........................................................................           43
Accrued Expenses and Other Liabilities.................................................           34
                                                                                        ------------
   Total Liabilities...................................................................        3,998
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   18,565,704
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      11.43
                                                                                        ============
Investments at Cost.................................................................... $    199,033
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    190,286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          219
Accumulated Net Realized Gain (Loss)...................................................       18,360
Net Unrealized Appreciation (Depreciation).............................................        3,393
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

             FOR THE PERIOD NOVEMBER 8, 2010(a) TO APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
 Interest...................................................................................... $   676
                                                                                                -------
     Total Investment Income...................................................................     676
                                                                                                -------
Expenses
 Investment Advisory Services Fees.............................................................     232
 Accounting & Transfer Agent Fees..............................................................      21
 Custodian Fees................................................................................       4
 Filing Fees...................................................................................       6
 Shareholders' Reports.........................................................................       7
 Professional Fees.............................................................................      21
 Organizational & Offering Costs...............................................................     151
 Other.........................................................................................       2
                                                                                                -------
     Total Expenses............................................................................     444
                                                                                                -------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (95)
                                                                                                -------
 Net Expenses..................................................................................     349
                                                                                                -------
 Net Investment Income (Loss)..................................................................     327
                                                                                                -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold..................................................................      39
   Futures.....................................................................................     (80)
   Swap Contracts..............................................................................  18,401
 Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities.......................................................................     625
   Futures.....................................................................................      35
   Swap Contracts..............................................................................   2,733
                                                                                                -------
 Net Realized and Unrealized Gain (Loss).......................................................  21,753
                                                                                                -------
Net Increase (Decrease) in Net Assets Resulting from Operations                                 $22,080
                                                                                                =======

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                              Period
                                                                                        November 8, 2010(a)
                                                                                         to April 30, 2011
                                                                                        -------------------
                                                                                            (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................................................
 Net Investment Income (Loss)..........................................................      $    327
 Net Realized Gain (Loss) on:..........................................................
   Investment Securities Sold..........................................................            39
   Futures.............................................................................           (80)
   Swap Contracts......................................................................        18,401
 Change in Unrealized Appreciation (Depreciation) of:..................................
   Investment Securities...............................................................           625
   Futures.............................................................................            35
   Swap Contracts......................................................................         2,733
                                                                                             --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................        22,080
                                                                                             --------
Distributions From:....................................................................
 Net Investment Income:................................................................
   Institutional Shares................................................................          (108)
                                                                                             --------
     Total Distributions...............................................................          (108)
                                                                                             --------
Capital Share Transactions (1):........................................................
 Shares Issued.........................................................................       199,379
 Shares Issued in Lieu of Cash Distributions...........................................           105
 Shares Redeemed.......................................................................        (9,198)
                                                                                             --------
     Net Increase (Decrease) from Capital Share Transactions...........................       190,286
                                                                                             --------
     Total Increase (Decrease) in Net Assets...........................................       212,258
Net Assets
 Beginning of Period...................................................................            --
                                                                                             --------
 End of Period.........................................................................      $212,258
                                                                                             ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................................        19,412
 Shares Issued in Lieu of Cash Distributions...........................................            10
 Shares Redeemed.......................................................................          (856)
                                                                                             --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................        18,566
                                                                                             ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $    219

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                    Period
                                                                                              November 8, 2010(a)
                                                                                                      to
                                                                                                April 30, 2011
------------------------------------------------------------------------------------------------------------------
                                                                                                  (Unaudited)
Net Asset Value, Beginning of Period.........................................................      $  10.00
                                                                                                   --------
Income from Investment Operations............................................................
 Net Investment Income (Loss)(A).............................................................          0.02
 Net Gains (Losses) on Securities (Realized and Unrealized)..................................          1.42
                                                                                                   --------
   Total from Investment Operations..........................................................          1.44
------------------------------------------------------------------------------------------------------------------
Less Distributions...........................................................................
 Net Investment Income.......................................................................         (0.01)
                                                                                                   --------
   Total Distributions.......................................................................         (0.01)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................................................      $  11.43
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Return.................................................................................         14.40%(C)
------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)........................................................      $212,258
Ratio of Expenses to Average Net Assets......................................................          0.55%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees)........................................................          0.70%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................          0.51%(B)(E)
Portfolio Turnover Rate......................................................................            15%(C)
------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

   The Subsidiary commenced operations on November 8, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2011, the Portfolio held $45,685,433 in the Subsidiary, representing 21.13% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary

C. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a

Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

D. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. At April 30, 2011, approximately $55 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2014.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio  $--

F. Purchases and Sales of Securities:

   For the period ended April 30, 2011, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                       U.S.Government    Other Investment
                         Securities         Securities
                       ----------------  -----------------
                       Purchases  Sales  Purchases  Sales
                       ---------  ------ --------- -------
                       $188,852   $8,858  $31,245  $10,856

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

   The Portfolio commenced operations on November 8, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                            Net
                                                         Unrealized
           Federal      Unrealized      Unrealized      Appreciation
           Tax Cost    Appreciation   (Depreciation)   (Depreciation)
           --------    ------------   --------------   --------------
           $208,694.       $654           $(28)             $626

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   5. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   6. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   7. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
           Description              Date    Contracts*  Value   Gain (Loss)
     -------------------------   ---------- ---------- -------- -----------

     CBOT Wheat Futures.......    07/18/11      5       $  200     $ (4)
     Coffee C Futures.........    07/29/11      1          112        2
     Copper Futures...........    07/29/11      3          313      (10)
     Corn Futures.............    07/18/11      9          340       --
     Gold 100 Oz Futures......    08/31/11      3          467       11
     Heating Oil Futures......    07/28/11      1          138       --
     Lean Hogs Futures........    07/19/11      2           77       (1)
     Live Cattle Futures......    09/12/11      3          139       --
     LME PRI Aluminum Futures.    05/18/11      3          207        2
     Natural Gas Futures......    07/31/11      9          429       23
     RBOB Gasoline Futures....    07/28/11      1          141        1
     Silver Futures...........    07/29/11      1          243        1
     Soybean Futures..........    07/18/11      5          349        4
     Soybean Oil Futures......    07/25/11      3          106       --
     Sugar #11 World Futures..    09/15/11      4          100       (1)
     WTI Crude Oil Futures....    07/31/11      6          687        7
                                                        ------     ----
                                                        $4,048     $ 35
                                                        ======     ====

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $2,355 (in thousands).

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                               Unrealized
                                     Expiration     Notional  Appreciation
             Counterparty               Date        Amount*  (Depreciation)
    -------------------------------- ----------     -------- --------------

    Citibank, N.A...................  07/27/11  USD $79,588      $1,066
    Deutsche Bank AG, London Branch.  07/27/11  USD  63,760         853
    UBS AG..........................  07/27/11  USD  60,782         814
                                                                 ------
                                                                 $2,733
                                                                 ======

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding swap contracts was $126,840 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the period ended April 30, 2011.

     The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                        Location on the Statements of Assets and Liabilities
                        ----------------------------------------------------
   Derivative Type                       Asset Derivatives
 --------------------   ----------------------------------------------------
 Commodity contracts                Receivables: Futures Margin
                                    Variation

 Other contracts                    Unrealized Gain on Swap
                                    Contracts

     The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                           Asset Derivatives Value
                                                           -----------------------
                                             Total Value
                                                  at       Commodity     Other
                                            April 30, 2011 Contracts   Contracts
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $2,768....   $35*.....  $2,733....

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

     The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the period ended April 30, 2011 (amounts in thousands):

  Derivative Type           Location of Gain (Loss) on Derivatives Recognized in Income
--------------------   -----------------------------------------------------------------------
Commodity contracts.   Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                       (Depreciation) of: Futures

Derivative Type        Location of Gain (Loss) on Derivatives Recognized in Income
---------------- -   -----------------------------------------------------------------

Other contracts.     Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                     Appreciation (Depreciation) of: Swap Contracts

     The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the period ended April 30, 2011 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                                ---------------------------
                                                        Commodity   Other
                                                 Total  Contracts Contracts
                                                ------- --------- ---------
     Dimensional Cayman Commodity Fund I, LTD.. $18,321     $(80)  $18,401

                                                   Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                         Commodity     Other
                                                Total    Contracts   Contracts
                                                 ------  ---------   ---------
     Dimensional Cayman Commodity Fund I, LTD.. $2,768      $35       $2,733

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, two shareholders held 89% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

    TheExpense Tables below illustrate your fund's costs in two ways.

 ActualFund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2011
  EXPENSE TABLES
                                       Beginning  Ending                Expenses
                                        Account  Account     Annualized   Paid
                                         Value    Value       Expense    During
                                       11/01/10  04/30/11      Ratio*   Period*
                                       --------  --------      ------   -------
  DFA International Value Portfolio**
  -----------------------------------
    Actual Fund Return................
     Class R2 Shares.................. $1,000.00 $1,143.36      0.71%    $3.77
     Institutional Class Shares....... $1,000.00 $1,144.37      0.44%    $2.34
    Hypothetical 5% Annual Return.....
     Class R2 Shares.................. $1,000.00 $1,021.27      0.71%    $3.56
     Institutional Class Shares....... $1,000.00 $1,022.61      0.44%    $2.21

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/10  04/30/11    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,163.08   0.10%     $0.54
     Hypothetical 5% Annual Return. $1,000.00 $1,024.30   0.10%     $0.50

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                         Affiliated Investment Companies
                                         -------------------------------
      DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Consumer Discretionary........  10.6%
Consumer Staples..............  10.4%
Energy........................  13.0%
Financials....................  13.9%
Health Care...................  11.3%
Industrials...................  11.2%
Information Technology........  18.1%
Materials.....................   3.8%
Real Estate Investment Trusts.   1.4%
Telecommunication Services....   3.0%
Utilities.....................   3.3%
                               ------
                               100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,111,230,553
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,368,279,405)............................. $6,111,230,553
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note):

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     -----     ---------------
   COMMON STOCKS -- (95.3%)............
   Consumer Discretionary -- (10.1%)...
     *Amazon.com, Inc..................   117,505 $23,089,733       0.6%
     Comcast Corp. Class A.............   915,683  24,027,522       0.6%
     *Ford Motor Co.................... 1,247,529  19,299,274       0.5%
     Home Depot, Inc...................   540,479  20,073,390       0.5%
     McDonald's Corp...................   344,077  26,944,670       0.6%
     Walt Disney Co. (The).............   626,308  26,993,875       0.6%
     Other Securities..................           292,691,826       7.0%
                                                  -----------       ----
   Total Consumer Discretionary........           433,120,290      10.4%
                                                  -----------      -----

   Consumer Staples -- (9.9%)..........
     Altria Group, Inc.................   689,932  18,517,775       0.4%
     Coca-Cola Co. (The)...............   756,660  51,044,284       1.2%
     Kraft Foods, Inc. Class A.........   576,792  19,368,675       0.5%
     PepsiCo, Inc......................   523,225  36,044,970       0.9%
     Philip Morris International, Inc..   592,690  41,156,394       1.0%
     Procter & Gamble Co. (The)........   923,692  59,947,611       1.4%
     Wal-Mart Stores, Inc..............   646,105  35,522,853       0.8%
     Other Securities..................           165,593,895       4.0%
                                                  -----------       ----
   Total Consumer Staples..............           427,196,457      10.2%
                                                  -----------      -----

   Energy -- (12.4%)...................
     Chevron Corp......................   662,052  72,454,971       1.7%
     ConocoPhillips....................   471,494  37,215,021       0.9%
     Exxon Mobil Corp.................. 1,635,334 143,909,392       3.5%
     Occidental Petroleum Corp.........   268,076  30,638,406       0.7%
     Schlumberger, Ltd.................   448,853  40,284,557       1.0%
     Other Securities..................           208,925,001       5.0%
                                                  -----------       ----
   Total Energy........................           533,427,348      12.8%
                                                  -----------      -----

   Financials -- (13.3%)...............
     Bank of America Corp.............. 3,337,932  40,989,805       1.0%
     *Berkshire Hathaway, Inc..........   570,860  47,552,638       1.1%
     *Citigroup, Inc................... 9,582,606  43,984,162       1.1%
     Goldman Sachs Group, Inc. (The)...   171,662  25,922,679       0.6%
     JPMorgan Chase & Co............... 1,313,752  59,946,504       1.4%
     Wells Fargo & Co.................. 1,737,400  50,575,714       1.2%
     Other Securities..................           302,646,908       7.3%
                                                  -----------       ----
   Total Financials....................           571,618,410      13.7%
                                                  -----------      -----

   Health Care -- (10.8%)..............
     Abbott Laboratories...............   510,389  26,560,644       0.7%
     *Amgen, Inc.......................   307,521  17,482,569       0.4%
     Johnson & Johnson.................   902,067  59,283,843       1.4%
     Merck & Co., Inc.................. 1,016,793  36,553,708       0.9%
     Pfizer, Inc....................... 2,636,804  55,267,412       1.3%
     UnitedHealth Group, Inc...........   360,698  17,757,163       0.4%
     Other Securities..................           248,931,181       6.0%
                                                  -----------       ----
   Total Health Care...................           461,836,520      11.1%
                                                  -----------      -----

   Industrials -- (10.7%)..............
     3M Co.............................   234,752  22,820,242       0.5%
     Boeing Co. (The)..................   242,829  19,372,898       0.5%
     Caterpillar, Inc..................   210,682  24,314,810       0.6%
     General Electric Co............... 3,501,952  71,614,918       1.7%
     United Parcel Service, Inc........   325,549  24,406,409       0.6%
     United Technologies Corp..........   303,564  27,193,263       0.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                      Percentage
                                                                           Shares         Value+ of Net Assets**
                                                                           ------         -----  ---------------
Industrials -- (Continued)............................................
  Other Securities....................................................            $  270,059,903       6.5%
                                                                                  --------------      -----
Total Industrials.....................................................               459,782,443      11.0%
                                                                                  --------------      -----

Information Technology -- (17.2%).....................................
  *Apple, Inc.........................................................    303,835    105,804,462       2.5%
  Cisco Sytems, Inc...................................................  1,823,119     32,013,970       0.8%
  *EMC Corp...........................................................    682,217     19,334,030       0.5%
  *Google, Inc........................................................     82,709     45,001,967       1.1%
  Hewlett-Packard Co..................................................    717,160     28,951,749       0.7%
  Intel Corp..........................................................  1,809,929     41,972,254       1.0%
  International Business Machines Corp................................    402,200     68,607,276       1.6%
  Microsoft Corp......................................................  2,438,555     63,451,201       1.5%
  Oracle Corp.........................................................  1,283,032     46,253,304       1.1%
  QUALCOMM, Inc.......................................................    542,103     30,813,135       0.7%
  Other Securities....................................................               257,724,565       6.2%
                                                                                  --------------      -----
Total Information Technology..........................................               739,927,913      17.7%
                                                                                  --------------      -----

Materials -- (3.6%)...................................................
  E.I. du Pont de Nemours & Co........................................    303,953     17,261,491       0.4%
  Freeport-McMoRan Copper & Gold, Inc. Class B........................    312,153     17,177,780       0.4%
  Other Securities....................................................               119,731,233       2.9%
                                                                                  --------------      -----
Total Materials.......................................................               154,170,504       3.7%
                                                                                  --------------      -----

Real Estate Investment Trusts -- (1.4%)...............................
  Other Securities....................................................                58,232,787       1.4%
                                                                                  --------------      -----

Telecommunication Services -- (2.8%)..................................
  AT&T, Inc...........................................................  1,949,576     60,670,805       1.5%
  Verizon Communications, Inc.........................................    932,691     35,237,066       0.8%
  Other Securities....................................................                26,284,062       0.6%
                                                                                  --------------      -----
Total Telecommunication Services......................................               122,191,933       2.9%
                                                                                  --------------      -----

Utilities -- (3.1%)...................................................
  Other Securities....................................................               134,355,757       3.2%
                                                                                  --------------      -----
TOTAL COMMON STOCKS...................................................             4,095,860,362      98.1%
                                                                                  --------------      -----

TEMPORARY CASH INVESTMENTS -- (1.6%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares. 70,397,322     70,397,322       1.7%
                                                                                  --------------      -----

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (3.1%).....................................................
(S)@DFA Short Term Investment Fund..........................................................  131,029,372    131,029,372   3.2%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $386,657 FNMA
 3.50%, 02/01/26, valued at $388,767) to be repurchased at $377,445......................... $        377        377,443   0.0%
                                                                                                          -------------- ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 131,406,815   3.2%
                                                                                                          -------------- ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,829,400,719)......................................................................              $4,297,664,499 103.0%
                                                                                                          ============== ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                     Valuation Inputs
                                    --------------------------------------------------

                                         Investment in Securities (Market Value)
                                    --------------------------------------------------
                                       Level 1       Level 2    Level 3     Total
                                    -------------- ------------ ------- --------------
Common Stocks......................
 Consumer Discretionary............ $  433,120,290           --   --    $  433,120,290
 Consumer Staples..................    427,196,457           --   --       427,196,457
 Energy............................    533,427,348           --   --       533,427,348
 Financials........................    571,618,410           --   --       571,618,410
 Health Care.......................    461,836,520           --   --       461,836,520
 Industrials.......................    459,782,443           --   --       459,782,443
 Information Technology............    739,927,913           --   --       739,927,913
 Materials.........................    154,170,504           --   --       154,170,504
 Real Estate Investment Trusts.....     58,232,787           --   --        58,232,787
 Telecommunication Services........    122,191,933           --   --       122,191,933
 Utilities.........................    134,355,757           --   --       134,355,757
Temporary Cash Investments.........     70,397,322           --   --        70,397,322
Securities Lending Collateral......             -- $131,406,815   --       131,406,815
Futures Contracts**................      3,899,817           --   --         3,899,817
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,170,157,501 $131,406,815   --    $4,301,564,316
                                    ============== ============   ==    ==============
 ** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment..........................

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                                April 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA
                                                                                       International   U.S. Large
                                                                                           Value        Company
                                                                                         Portfolio     Portfolio
                                                                                      --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,111,231            --
Investments at Value (including $0 and $127,106 of securities on loan, respectively).             --  $  4,095,860
Temporary Cash Investments at Value & Cost...........................................             --        70,397
Collateral Received from Securities on Loan at Value & Cost..........................            378
Affiliated Collateral Received from Securities on Loan at Value & Cost...............        131,029
Cash.................................................................................             --         4,973
 Receivables:........................................................................
 Dividends and Interest..............................................................             --         4,305
 Securities Lending Income...........................................................             --            46
 Fund Shares Sold....................................................................          4,235         1,252
 Futures Margin Variation............................................................             --           265
Prepaid Expenses and Other Assets....................................................             52            58
                                                                                      --------------  ------------
   Total Assets......................................................................      6,115,518     4,308,563
                                                                                      --------------  ------------
LIABILITIES:
Payables:............................................................................
 Upon Return of Securities Loaned....................................................             --       131,407
 Affiliated Investment Company Purchased.............................................            984            --
 Fund Shares Redeemed................................................................          3,251         2,033
 Due to Advisor......................................................................            980           268
Accrued Expenses and Other Liabilities...............................................            241           399
                                                                                      --------------  ------------
   Total Liabilities.................................................................          5,456       134,107
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,455 and $0 and shares outstanding of
  319,287 and 0, respectively........................................................ $        20.22           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,103,607 and $4,174,456 and
  shares outstanding of 301,996,875 and 387,782,662, respectively                     $        20.21  $      10.76
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investment in Affiliated Investment Company at Cost.................................. $    4,368,280  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,627,596
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,314,575  $  3,352,305
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)...................................................................         45,950         9,493
Accumulated Net Realized Gain (Loss).................................................       (994,197)     (659,506)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            783            --
Net Unrealized Appreciation (Depreciation)...........................................      1,742,951     1,472,164
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            DFA
                                                                                       International U.S. Large
                                                                                           Value      Company
                                                                                        Portfolio*   Portfolio
                                                                                       ------------- ----------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $6,680 and $0, respectively).............   $ 85,264     $ 38,579
 Interest.............................................................................         12           11
 Income from Securities Lending.......................................................      4,398          251
 Expenses Allocated from Affiliated Investment Company................................     (6,428)          --
                                                                                         --------     --------
   Total Investment Income............................................................     83,246       38,841
                                                                                         --------     --------
Expenses
 Investment Advisory Services Fees....................................................         --          491
 Administrative Services Fees.........................................................      5,582          982
 Accounting & Transfer Agent Fees.....................................................         40          215
 Shareholder Servicing Fees -- Class R2 Shares........................................          8           --
 S&P 500(R) Fees......................................................................         --           23
 Custodian Fees.......................................................................         --           27
 Filing Fees..........................................................................         58           40
 Shareholders' Reports................................................................         66           67
 Directors'/Trustees' Fees & Expenses.................................................         34           26
 Professional Fees....................................................................         45           58
 Other................................................................................         21           14
                                                                                         --------     --------
   Total Expenses.....................................................................      5,854        1,943
                                                                                         --------     --------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...........................................................................         --            5
                                                                                         --------     --------
 Net Expenses.........................................................................      5,854        1,948
                                                                                         --------     --------
 Net Investment Income (Loss).........................................................     77,392       36,893
                                                                                         --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold.........................................................     97,663      (23,983)
   Futures............................................................................         --        5,554
   Foreign Currency Transactions......................................................        941           --
 Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency.........................................    585,621      569,628
   Futures............................................................................         --        2,454
   Translation of Foreign Currency Denominated Amounts................................        261           --
                                                                                         --------     --------
 Net Realized and Unrealized Gain (Loss)..............................................    684,486      553,653
                                                                                         --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations                          $761,878     $590,546
                                                                                         ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                                   DFA International
                                                                                    Value Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   77,392  $  108,980
  Capital Gain Distributions Received from Investment Securities...............         --          --
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     97,663     255,538
   Futures.....................................................................         --          --
   Foreign Currency Transactions...............................................        941         (99)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    585,621     138,488
   Futures.....................................................................         --          --
   Translation of Foreign Currency Denominated Amounts.........................        261         342
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    761,878     503,249
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (42)       (249)
   Institutional Class Shares..................................................    (45,833)   (107,160)
                                                                                ----------  ----------
    Total Distributions........................................................    (45,875)   (107,409)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    590,051   1,032,364
  Shares Issued in Lieu of Cash Distributions..................................     43,333     101,479
  Shares Redeemed..............................................................   (402,134)   (808,163)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    231,250     325,680
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    947,253     721,520
Net Assets
  Beginning of Period..........................................................  5,162,809   4,441,289
                                                                                ----------  ----------
  End of Period................................................................ $6,110,062  $5,162,809
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,421      62,742
  Shares Issued in Lieu of Cash Distributions..................................      2,346       6,675
  Shares Redeemed..............................................................    (21,411)    (49,142)
  Shares Reduced by Reverse Stock Split (Note G)...............................         (2)       (453)
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     12,354      19,822
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   45,950  $   14,433

                                                                                      U.S. Large
                                                                                   Company Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   36,893  $   43,125
  Capital Gain Distributions Received from Investment Securities...............         --          81
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................    (23,983)    (88,214)
   Futures.....................................................................      5,554          76
   Foreign Currency Transactions...............................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    569,628     688,388
   Futures.....................................................................      2,454      (3,735)
   Translation of Foreign Currency Denominated Amounts.........................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    590,546     639,721
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (37,031)    (35,473)
                                                                                ----------  ----------
    Total Distributions........................................................    (37,031)    (35,473)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    317,842   3,071,799
  Shares Issued in Lieu of Cash Distributions..................................     31,108      30,048
  Shares Redeemed..............................................................   (440,982)   (778,811)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    (92,032)  2,323,036
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    461,483   2,927,284
Net Assets
  Beginning of Period..........................................................  3,712,973     785,689
                                                                                ----------  ----------
  End of Period................................................................ $4,174,456  $3,712,973
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,384     350,368
  Shares Issued in Lieu of Cash Distributions..................................      3,134       3,492
  Shares Redeemed..............................................................    (44,115)    (52,726)
  Shares Reduced by Reverse Stock Split (Note G)...............................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     (9,597)    301,134
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    9,493  $    9,631

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        DFA International Value Portfolio-               DFA International Value Portfolio-
                                                 Class R2 Shares+                            Institutional Class Shares
                                -------------------------------------------          ----------------------------------------
                                                                      Period
                                                                     April 30,
                                Six Months     Year       Year        2008(a)          Six Months        Year          Year
                                   Ended      Ended      Ended          to                Ended         Ended         Ended
                                 April 30,   Oct. 31,   Oct. 31,     Oct. 31,           April 30,      Oct. 31,      Oct. 31,
                                   2011        2010       2009         2008               2011           2010          2009
                                -----------  --------   --------   ---------         -----------     ----------    ----------
                                (Unaudited)                                            (Unaudited)
Net Asset Value, Beginning of
 Period........................   $17.82      $17.13     $13.58     $ 26.31          $    17.81      $    16.46    $    12.54
                                  ------      ------     ------     -------          ----------      ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................     0.24(A)     0.37(A)    0.42(A)     0.66(A)             0.26(A)         0.39(A)       0.40(A)
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     2.29        1.29       4.10      (11.73)               2.30            1.34          3.92
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total from Investment
    Operations.................     2.53        1.66       4.52      (11.07)               2.56            1.73          4.32
Less Distributions.............
  Net Investment Income........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
  Net Realized Gains...........       --          --         --          --                  --              --            --
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total Distributions.........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
                                  ------      ------     ------     -------          ----------      ----------    ----------
Net Asset Value, End of
 Period........................   $20.22      $17.82     $17.13     $ 13.58          $    20.21      $    17.81    $    16.46
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return...................    14.34%(C)   10.60%     34.86%     (44.63)%(C)          14.44%(C)       10.94%        35.11%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $6,455      $4,952     $3,443     $ 3,372          $6,103,607      $5,157,857    $4,437,846
Ratio of Expenses to Average                                                               0.44%(B)
 Net Assets (D)................     0.71%(B)    0.72%      0.74%       0.73%(B)(E)             0.45%                     0.46%
Ratio of Net Investment Income                                                             2.80%(B)
 to Average Net Assets.........     2.56%(B)    2.11%      2.96%       7.47%(B)(E)             2.34%                     3.00%
---------------------------------------------------------------------------------------------------------------------------------

                                         DFA International Value Portfolio-
                                             Institutional Class Shares
                                ---------------------------------------------------

                                    Period
                                   Dec. 1,        Year         Year         Year
                                   2007 to       Ended        Ended        Ended
                                   Oct. 31,     Nov. 30,     Nov. 30,     Nov. 30,
                                     2008         2007         2006         2005
                                ----------      --------   ----------    ----------

Net Asset Value, Beginning of
 Period........................ $    25.51       $22.71    $    17.67    $    15.73
                                ----------       ------    ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................       0.74(A)      0.72(A)       0.66(A)       0.48
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     (12.44)        3.09          5.37          1.89
                                ----------       ------    ----------    ----------
   Total from Investment
    Operations.................     (11.70)        3.81          6.03          2.37
Less Distributions.............
  Net Investment Income........      (0.78)       (0.63)        (0.65)        (0.42)
  Net Realized Gains...........      (0.49)       (0.38)        (0.34)        (0.01)
                                ----------       ------    ----------    ----------
   Total Distributions.........      (1.27)       (1.01)        (0.99)        (0.43)
                                ----------       ------    ----------    ----------
Net Asset Value, End of
 Period........................ $    12.54       $25.51    $    22.71    $    17.67
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Total Return...................     (47.96)%(C)   17.09%        35.39%        15.40%
------------------------------------------------------------------------------------
Net Assets, End of Period       $3,350,073
 (thousands)................... $6,262,069                 $4,456,059    $2,518,457
Ratio of Expenses to Average
 Net Assets (D)................       0.44%(B)     0.44%         0.44%         0.48%
Ratio of Net Investment Income
 to Average Net Assets.........       3.86%(B)     2.89%         3.25%         2.86%
------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                                                          U.S. Large Company Portfolio
                                                   ----------------------------------------------------------------------
                                                    Six Months        Year          Year         Period             Year
                                                       Ended         Ended         Ended      Dec. 1, 2007         Ended
                                                     April 30,      Oct. 31,      Oct. 31,         to             Nov. 30,
                                                       2011           2010          2009      Oct. 31, 2008         2007
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $     9.34     $     8.16    $   7.62       $  11.63        $    11.00
                                                   ----------     ----------    --------       --------        ----------
Income from Investment Operations.................
  Net Investment Income (Loss)....................       0.09(A)        0.18(A)     0.18(A)        0.20(A)           0.22(A)
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.43           1.15        0.55          (3.99)             0.62
                                                   ----------     ----------    --------       --------        ----------
   Total from Investment Operations...............       1.52           1.33        0.73          (3.79)             0.84
------------------------------------------------------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
                                                   ----------     ----------    --------       --------        ----------
   Total Distributions............................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    10.76     $     9.34    $   8.16       $   7.62        $    11.63
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return......................................      16.31%(C)      16.47%      10.07%        (33.10)%(C)         7.71%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,174,456     $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets...........       0.10%(B)       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.10%(B)       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.89%(B)       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate...........................          2%(C)          1%*       N/A            N/A               N/A
------------------------------------------------------------------------------------------------------------------------------

                                                   U.S. Large Company Portfolio
                                                   ------------------------
                                                       Year           Year
                                                      Ended          Ended
                                                     Nov. 30,       Nov. 30,
                                                       2006           2005
-------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $   9.82       $   9.23
                                                    --------      --------
Income from Investment Operations.................
  Net Investment Income (Loss)....................     0.19(A)        0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.18           0.61
                                                    --------      --------
   Total from Investment Operations...............     1.37           0.78
-------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................    (0.19)         (0.19)
                                                    --------      --------
   Total Distributions............................    (0.19)         (0.19)
-------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  11.00       $   9.82
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Return......................................    14.11%          8.50%
-------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $877,405       $692,595
Ratio of Expenses to Average Net Assets...........     0.10%(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................     0.11%(D)       0.14%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.90%          1.82%
Portfolio Turnover Rate...........................      N/A            N/A
-------------------------------------------------------------------------------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.
See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, DFA International Value Portfolio owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                                  Value
      Fund           Shares          Acquiring Fund            Shares    (in thousands)
------------------ ---------- ------------------------------ ----------- --------------
U.S. Large........            U.S. Large Company............
Company Portfolio. 83,482,168 Institutional Index Portfolio. 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

     Target                   Unrealized Appreciation
      Fund         Net Assets     (Depreciation)             Acquiring Fund          Net Assets
------------------ ---------- ----------------------- ------------------------------ ----------
U.S. Large........                                    U.S. Large Company............
Company Portfolio. $2,731,987        $315,984         Institutional Index Portfolio.  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

  (a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

  (b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

      Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

      Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

      Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

      A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

      2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

      Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

      3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2011, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                      Previously
                                                                      Recovery       Waived Fees/
                                                                   of Previously   Expenses Assumed
                                                          Expense   Waived Fees/   Subject to Future
                                                          Limits  Expenses Assumed     Recovery
                                                          ------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).  0.79%        --                --
U.S. Large Company Portfolio (2).........................  0.10%        $ 5              $615

   (1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the applicable percentage of average net assets as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through investment in other investment companies) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

                    DFA International Value Portfolio. $142
                    U.S. Large Company Portfolio......  211

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                              Purchases. $ 75,482
                              Sales.....  189,643

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.          --         $ (99)       $      99
U.S. Large Company Portfolio......    $453,344          (147)        (453,197)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2009..............................    $105,700         --       $105,700
    2010..............................     107,409         --        107,409
    U.S. Large Company Portfolio
    2009..............................      18,243         --         18,243
    2010..............................      35,473         --         35,473

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $14,594          --       $(1,092,654)  $(1,078,060)
U.S. Large Company Portfolio......      9,826          --          (386,326)     (376,500)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                             Expires on October 31,
                                   ---------------------------------------------------------------------------
                                    2011    2012   2013    2014   2015      2016     2017    2018     Total
                                   ------- ------ ------- ------ ------- ---------- ------- ------- ----------
DFA International Value Portfolio.      --     --      --     --      -- $1,092,654      --      -- $1,092,654
U.S. Large Company Portfolio...... $13,997 $5,486 $10,569 $1,944 $86,015    100,024 $87,500 $80,791    386,326

   For the year ended October 31, 2010, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $255,554 (in thousands).

   For the period ended October 31, 2010, U.S. Large Company Portfolio had capital loss carryforward expirations of $42,619 (in thousands).

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $4,368,433  $1,813,659    $ (70,861)     $1,742,798
U.S. Large Company Portfolio......  3,030,598   1,640,955     (373,889)      1,267,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Certain prior year balances have been reclassified to conform with current year presentations. Such reclassfications impacted the paid-in-capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statement of assets and liabilities of U.S. Large Company Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                           Six Months              Year
                                                              Ended               Ended
                                                         April 30, 2011       Oct. 31, 2010
                                                       ------------------  -------------------
                                                         Amount    Shares    Amount     Shares
                                                       ---------  -------  ----------  -------
DFA International Value Portfolio.....................
Class R2 Shares
 Shares Issued........................................ $   2,878      158  $    2,443      375
 Shares Issued in Lieu of Cash Distributions..........        42        2         249       43
 Shares Redeemed......................................    (2,133)    (117)     (1,361)    (215)
 Shares Reduced by Reverse Stock Split................        --       (2)         --     (453)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     787       41  $    1,331     (250)
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 587,173   31,263  $1,029,921   62,367
 Shares Issued in Lieu of Cash Distributions..........    43,291    2,344     101,230    6,632
 Shares Redeemed......................................  (400,001) (21,294)   (806,802) (48,927)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 230,463   12,313  $  324,349   20,072
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                            Approximate
                                                 Expiration Number of  Contract Unrealized     Cash
                                 Description        Date    Contracts*  Value   Gain (Loss) Collateral
                              -----------        ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.  S&P 500 (R) Index 06/17/2011    221     $75,123    $3,900      $4,973

   *During the six months ended April 30, 2011, U.S. Large Company Portfolio's average notional value of outstanding futures contracts was $57,060 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of U.S. Large Company Portfolio's derivative instrument holdings for the six months ended April 30, 2011.

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
-                                                        -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                 Receivables: Futures
U.S. Large Company Portfolio.      Margin Variation              $3,900*

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for U.S. Large Company Portfolio's derivative instrument holdings through the six months ended April 30, 2011:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
  ---------------  -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures Change in Unrealized
                   Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Realized Gain (Loss)
                                              on Derivatives
                                           Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $5,554

                                           Change in Unrealized
                                      Appreciation (Depreciation) on
                                      Derivatives Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $2,454

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.92%        $9,899         2          $1        $12,782

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

N. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                               Percentage
                                                                  Number of   of Oustanding
                                                                 Shareholders    Shares
                                                                 ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      2            68%
DFA International Value Portfolio -- Institutional Class Shares.      2            46%
U.S. Large Company Portfolio....................................      2            66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000
     = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

  EXPENSE TABLES

                                      Beginning  Ending                Expenses
                                       Account  Account     Annualized   Paid
                                        Value    Value       Expense    During
                                      11/01/10  04/30/11      Ratio*   Period*
                                      --------- ---------   ---------- --------
  The U.S. Large Cap Value Series
  Actual Fund Return................. $1,000.00 $1,220.56      0.12%    $0.66
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.20      0.12%    $0.60
  The DFA International Value Series
  Actual Fund Return................. $1,000.00 $1,146.18      0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65      0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/10  04/30/11    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,118.48    0.14%    $0.74
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Asia Pacific Small Company Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,136.55    0.16%    $0.85
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.00    0.16%    $0.80

The United Kingdom Small Company Series
---------------------------------------
    Actual Fund Return.................. $1,000.00 $1,170.60    0.12%    $0.65
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
    Actual Fund Return.................. $1,000.00 $1,203.33    0.14%    $0.76
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Canadian Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,254.73    0.14%    $0.78
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Emerging Markets Series
---------------------------
    Actual Fund Return.................. $1,000.00 $1,117.61    0.19%    $1.00
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.85    0.19%    $0.95

The Emerging Markets Small Cap Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,064.47    0.30%    $1.54
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.31    0.30%    $1.51

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  16.3%
                       Consumer Staples...........   7.7%
                       Energy.....................  17.5%
                       Financials.................  21.3%
                       Health Care................  10.0%
                       Industrials................  13.3%
                       Information Technology.....   3.4%
                       Materials..................   3.0%
                       Telecommunication Services.   6.3%
                       Utilities..................   1.2%
                                                   -----
                                                   100.0%
                       The DFA International Value Series
                       Consumer Discretionary.....  15.4%
                       Consumer Staples...........   5.7%
                       Energy.....................  11.5%
                       Financials.................  30.3%
                       Health Care................   1.5%
                       Industrials................   9.6%
                       Information Technology.....   2.8%
                       Materials..................  12.7%
                       Other......................    --
                       Telecommunication Services.   7.1%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%
                         The Japanese Small Company Series
                         Consumer Discretionary...  22.8%
                         Consumer Staples.........   9.5%
                         Energy...................   1.1%
                         Financials...............  10.6%
                         Health Care..............   4.5%
                         Industrials..............  27.5%
                         Information Technology...  11.3%
                         Materials................  12.2%
                         Utilities................   0.5%
                                                    -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     The Asia Pacific Small Company Series
                     Consumer Discretionary........  23.3%
                     Consumer Staples..............   3.8%
                     Energy........................   5.9%
                     Financials....................  12.4%
                     Health Care...................   5.1%
                     Industrials...................  22.4%
                     Information Technology........   3.9%
                     Materials.....................  17.2%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   2.0%
                     Utilities.....................   3.9%
                                                    ------
                                                    100.0%

                      The Canadian Small Company Series
                     Consumer Discretionary........  10.0%
                     Consumer Staples..............   2.4%
                     Energy........................  25.3%
                     Financials....................   6.9%
                     Health Care...................   3.1%
                     Industrials...................   9.9%
                     Information Technology........   5.6%
                     Materials.....................  34.7%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   0.3%
                     Utilities.....................   1.7%
                                                    ------
                                                    100.0%

                     The United Kingdom Small Company Series
                     Consumer Discretionary..........  21.4%
                     Consumer Staples................   4.2%
                     Energy..........................   5.5%
                     Financials......................  13.1%
                     Health Care.....................   1.7%
                     Industrials.....................  31.2%
                     Information Technology..........  11.1%
                     Materials.......................   7.1%
                     Other...........................     --
                     Real Estate Investment Trusts...     --
                     Telecommunication Services......   1.8%
                     Utilities.......................   2.9%
                                                      ------
                                                      100.0%

                         The Emerging Markets Series
                     Consumer Discretionary..........   7.1%
                     Consumer Staples................   8.2%
                     Energy..........................  15.2%
                     Financials......................  21.1%
                     Health Care.....................   0.7%
                     Industrials.....................   6.6%
                     Information Technology..........  14.1%
                     Materials.......................  14.9%
                     Other...........................     --
                     Real Estate Investment Trusts...   0.1%
                     Telecommunication Services......   8.9%
                     Utilities.......................   3.1%
                                                      ------
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  14.8%
                     Consumer Staples..............   6.7%
                     Energy........................   5.2%
                     Financials....................  17.0%
                     Health Care...................   7.7%
                     Industrials...................  25.7%
                     Information Technology........  10.2%
                     Materials.....................   9.4%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.1%
                     Utilities.....................   2.1%
                                                    ------
                                                    100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  19.0%
                     Consumer Staples..............  10.5%
                     Energy........................   1.7%
                     Financials....................  16.6%
                     Health Care...................   4.8%
                     Industrials...................  16.5%
                     Information Technology........   9.9%
                     Materials.....................  16.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.0%
                     Utilities.....................   3.8%
                                                    ------
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                Shares         Value+ of Net Assets**
                                                ------         -----  ---------------
COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
  Carnival Corp............................  2,260,335 $   86,050,953       0.8%
  CBS Corp. Class B........................  3,870,469     97,613,228       0.9%
  Comcast Corp. Class A.................... 11,535,742    302,697,870       2.9%
  Comcast Corp. Special Class A............  3,843,964     94,369,316       0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265     62,670,432       0.6%
  #News Corp. Class A......................  9,024,175    160,810,799       1.6%
  #News Corp. Class B......................  3,247,295     61,373,876       0.6%
  #Time Warner Cable, Inc..................  2,004,056    156,576,895       1.5%
  #Time Warner, Inc........................  6,251,359    236,676,452       2.3%
  Other Securities.........................               435,275,174       4.2%
                                                       --------------      -----
Total Consumer Discretionary...............             1,694,114,995      16.3%
                                                       --------------      -----

Consumer Staples -- (7.3%).................
  Archer-Daniels-Midland Co................  2,981,045    110,358,286       1.0%
  CVS Caremark Corp........................  6,816,437    247,027,677       2.4%
  Kraft Foods, Inc. Class A................  6,193,330    207,972,021       2.0%
  Other Securities.........................               235,468,214       2.3%
                                                       --------------      -----
Total Consumer Staples.....................               800,826,198       7.7%
                                                       --------------      -----

Energy -- (16.6%)..........................
  Anadarko Petroleum Corp..................  2,773,608    218,948,616       2.1%
  Chesapeake Energy Corp...................  3,174,634    106,889,927       1.0%
  #Chevron Corp............................    639,240     69,958,426       0.7%
  ConocoPhillips...........................  5,825,280    459,789,350       4.4%
  Hess Corp................................  1,453,921    124,979,049       1.2%
  Marathon Oil Corp........................  3,514,978    189,949,411       1.8%
  National-Oilwell, Inc....................  1,945,893    149,230,534       1.4%
  #Pioneer Natural Resources Co............    577,949     59,083,726       0.6%
  #Valero Energy Corp......................  2,742,854     77,622,768       0.7%
  Other Securities.........................               359,665,592       3.5%
                                                       --------------      -----
Total Energy...............................             1,816,117,399      17.4%
                                                       --------------      -----

Financials -- (20.3%)......................
  Bank of America Corp..................... 21,876,033    268,637,685       2.6%
  Capital One Financial Corp...............  2,343,277    128,247,550       1.2%
  *Citigroup, Inc.......................... 78,417,143    359,934,686       3.5%
  CME Group, Inc...........................    314,577     93,042,439       0.9%
  Hartford Financial Services Group, Inc...  2,160,202     62,581,052       0.6%
  Loews Corp...............................  2,466,987    109,188,845       1.0%
  MetLife, Inc.............................  4,607,955    215,606,214       2.1%
  Morgan Stanley...........................  3,042,449     79,560,041       0.8%
  #Prudential Financial, Inc...............  2,197,605    139,372,109       1.3%
  #SunTrust Banks, Inc.....................  2,563,152     72,255,255       0.7%
  Other Securities.........................               685,712,027       6.6%
                                                       --------------      -----
Total Financials...........................             2,214,137,903      21.3%
                                                       --------------      -----

Health Care -- (9.5%)......................
  Aetna, Inc...............................  1,938,699     80,223,365       0.8%
  *Humana, Inc.............................    712,843     54,261,609       0.5%
  Pfizer, Inc.............................. 14,482,035    303,543,454       2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284    119,637,097       1.1%
  UnitedHealth Group, Inc..................  2,296,880    113,075,402       1.1%
  WellPoint, Inc...........................  2,580,122    198,127,568       1.9%
  Other Securities.........................               172,306,807       1.7%
                                                       --------------      -----
Total Health Care..........................             1,041,175,302      10.0%
                                                       --------------      -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                     Percentage
                                                                            Shares          Value+ of Net Assets**
                                                                            ------          -----  ---------------
Industrials -- (12.6%)................................................
  CSX Corp............................................................   2,287,204 $   179,980,083       1.7%
  General Electric Co.................................................  15,225,603     311,363,581       3.0%
  Norfolk Southern Corp...............................................   2,186,220     163,266,910       1.6%
  #Northrop Grumman Corp..............................................   1,926,678     122,555,988       1.2%
  Tyco International, Ltd.............................................   1,149,868      56,044,566       0.5%
  Union Pacific Corp..................................................   2,594,778     268,481,680       2.6%
  Other Securities....................................................                 277,885,139       2.7%
                                                                                   ---------------     ------
Total Industrials.....................................................               1,379,577,947      13.3%
                                                                                   ---------------     ------

Information Technology -- (3.2%)......................................
  Other Securities....................................................                 350,589,780       3.4%
                                                                                   ---------------     ------

Materials -- (2.9%)...................................................
  #Alcoa, Inc.........................................................   5,357,434      91,076,378       0.8%
  International Paper Co..............................................   2,299,481      71,007,973       0.7%
  Other Securities....................................................                 155,591,864       1.5%
                                                                                   ---------------     ------
Total Materials.......................................................                 317,676,215       3.0%
                                                                                   ---------------     ------

Telecommunication Services -- (6.0%)..................................
  AT&T, Inc...........................................................  12,865,019     400,359,391       3.8%
  #CenturyLink, Inc...................................................   1,452,902      59,249,344       0.6%
 #*Sprint Nextel Corp.................................................  13,961,200      72,319,016       0.7%
  #Verizon Communications, Inc........................................   1,599,525      60,430,054       0.6%
  Other Securities....................................................                  58,771,008       0.5%
                                                                                   ---------------     ------
Total Telecommunication Services......................................                 651,128,813       6.2%
                                                                                   ---------------     ------

Utilities -- (1.2%)...................................................
  Public Service Enterprise Group, Inc................................   1,751,371      56,341,605       0.5%
  Other Securities....................................................                  67,245,478       0.7%
                                                                                   ---------------     ------
Total Utilities.......................................................                 123,587,083       1.2%
                                                                                   ---------------     ------
TOTAL COMMON STOCKS...................................................              10,388,931,635      99.8%
                                                                                   ---------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.  10,178,864      10,178,864       0.1%
                                                                                   ---------------     ------

                                                                         Shares/
                                                                          Face
                                                                         Amount
                                                                       -----------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (4.8%)...............................
(S)@DFA Short Term Investment Fund.................................... 523,266,285     523,266,285       5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
   (Collateralized by $1,544,114 FNMA 3.500%, 02/01/26, valued
   at $1,552,540) to be repurchased at $1,507,328.....................      $1,507       1,507,320       0.0%
                                                                                   ---------------     ------
TOTAL SECURITIES LENDING COLLATERAL...................................                 524,773,605       5.1%
                                                                                   ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)................................................             $10,923,884,104     105.0%
                                                                                   ===============     ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks.................
  Consumer Discretionary...... $ 1,694,114,995           --   --    $ 1,694,114,995
  Consumer Staples............     800,826,198           --   --        800,826,198
  Energy......................   1,816,117,399           --   --      1,816,117,399
  Financials..................   2,214,137,903           --   --      2,214,137,903
  Health Care.................   1,041,175,302           --   --      1,041,175,302
  Industrials.................   1,379,577,947           --   --      1,379,577,947
  Information Technology......     350,589,780           --   --        350,589,780
  Materials...................     317,676,215           --   --        317,676,215
  Telecommunication Services..     651,128,813           --   --        651,128,813
  Utilities...................     123,587,083           --   --        123,587,083
Temporary Cash Investments....      10,178,864           --   --         10,178,864
Securities Lending Collateral.              -- $524,773,605   --        524,773,605
                               --------------- ------------   --    ---------------
TOTAL......................... $10,399,110,499 $524,773,605   --    $10,923,884,104
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -----      ---------------
COMMON STOCKS -- (83.0%)........................
AUSTRALIA -- (4.8%).............................
  #Australia & New Zealand Banking Group, Ltd... 1,696,439 $ 45,188,322       0.6%
  #National Australia Bank, Ltd................. 1,901,632   56,616,627       0.7%
  Wesfarmers, Ltd............................... 2,539,298   93,023,189       1.1%
  Other Securities..............................            274,559,990       3.4%
                                                           ------------      -----
TOTAL AUSTRALIA.................................            469,388,128       5.8%
                                                           ------------      -----

AUSTRIA -- (0.3%)...............................
  Other Securities..............................             33,729,173       0.4%
                                                           ------------      -----

BELGIUM -- (0.8%)...............................
  Other Securities..............................             81,832,923       1.0%
                                                           ------------      -----

CANADA -- (10.2%)...............................
  #Encana Corp.................................. 2,051,015   68,912,717       0.9%
  #Manulife Financial Corp...................... 3,219,919   57,820,033       0.7%
  #Nexen, Inc................................... 1,719,282   45,482,882       0.6%
  #Sun Life Financial, Inc...................... 1,494,503   48,919,049       0.6%
  Suncor Energy, Inc............................ 2,545,871  117,344,432       1.4%
  Talisman Energy, Inc.......................... 2,162,345   52,221,723       0.6%
  Teck Resources, Ltd. Class B.................. 1,303,030   70,828,973       0.9%
  #Thomson Reuters Corp......................... 1,832,184   74,282,702       0.9%
  #TransCanada Corp............................. 1,941,948   83,556,205       1.0%
  Other Securities..............................            368,196,722       4.5%
                                                           ------------      -----
TOTAL CANADA....................................            987,565,438      12.1%
                                                           ------------      -----

DENMARK -- (1.3%)...............................
  Other Securities..............................            125,784,300       1.5%
                                                           ------------      -----

FINLAND -- (0.7%)...............................
  Other Securities..............................             72,344,385       0.9%
                                                           ------------      -----

FRANCE -- (8.3%)................................
  #AXA SA....................................... 3,678,548   82,466,032       1.0%
  BNP Paribas SA................................   607,569   48,031,142       0.6%
  Cie de Saint-Gobain SA........................   875,747   60,426,286       0.8%
  Credit Agricole SA............................ 2,709,992   45,077,952       0.6%
  #GDF Suez SA.................................. 2,720,289  111,230,825       1.4%
  Societe Generale Paris SA..................... 1,255,581   83,907,846       1.0%
  #Vivendi SA................................... 3,447,034  108,081,627       1.3%
  Other Securities..............................            270,063,507       3.3%
                                                           ------------      -----
TOTAL FRANCE....................................            809,285,217      10.0%
                                                           ------------      -----

GERMANY -- (8.1%)...............................
  #Allianz SE...................................   439,353   69,027,351       0.8%
  #Allianz SE Sponsored ADR..................... 2,834,240   44,639,280       0.6%
  Bayerische Motoren Werke AG...................   915,762   86,217,868       1.1%
  *Daimler AG................................... 2,088,586  161,419,483       2.0%
  Deutsche Bank AG..............................   965,050   62,853,121       0.8%
  Deutsche Telekom AG........................... 2,852,483   47,140,915       0.6%
  #Deutsche Telekom AG Sponsored ADR............ 3,099,741   51,455,701       0.6%
  #E.ON AG...................................... 1,598,720   54,642,935       0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG.   412,644   68,067,628       0.8%
  Other Securities..............................            139,601,150       1.7%
                                                           ------------      -----
TOTAL GERMANY...................................            785,065,432       9.7%
                                                           ------------      -----

GREECE -- (0.1%)................................
  Other Securities..............................             10,014,324       0.1%
                                                           ------------      -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                         ---------- -------------- ---------------
HONG KONG -- (1.4%).....................
  Hutchison Whampoa, Ltd................  5,618,000 $   64,322,781       0.8%
  Other Securities......................                73,073,228       0.9%
                                                    --------------      -----
TOTAL HONG KONG.........................               137,396,009       1.7%
                                                    --------------      -----

IRELAND -- (0.1%).......................
  Other Securities......................                11,433,581       0.1%
                                                    --------------      -----

ISRAEL -- (0.4%)........................
  Other Securities......................                36,826,376       0.4%
                                                    --------------      -----

ITALY -- (1.5%).........................
  Other Securities......................               142,505,906       1.7%
                                                    --------------      -----

JAPAN -- (16.1%)........................
  Mitsubishi Heavy Industries, Ltd......  9,007,000     43,038,599       0.5%
  #Mitsubishi UFJ Financial Group, Inc.. 13,207,406     63,390,116       0.8%
  Nissan Motor Co., Ltd.................  4,831,600     46,487,303       0.6%
  #Sony Corp. Sponsored ADR.............  1,801,665     51,005,136       0.6%
  #Sumitomo Corp........................  3,241,900     44,721,492       0.5%
  #Toyota Motor Corp. Sponsored ADR.....    551,545     43,947,106       0.5%
  Other Securities......................             1,272,689,380      15.7%
                                                    --------------      -----
TOTAL JAPAN.............................             1,565,279,132      19.2%
                                                    --------------      -----

MALAYSIA -- (0.0%)......................
  Other Securities......................                        --       0.0%
                                                    --------------      -----

NETHERLANDS -- (3.2%)...................
  ArcelorMittal NV......................  2,446,831     90,424,916       1.1%
  *ING Groep NV.........................  3,849,884     50,719,361       0.6%
  *Koninklijke Philips Electronics NV...  1,939,039     57,430,601       0.7%
  Other Securities......................               109,870,597       1.4%
                                                    --------------      -----
TOTAL NETHERLANDS.......................               308,445,475       3.8%
                                                    --------------      -----

NEW ZEALAND -- (0.1%)...................
  Other Securities......................                 5,336,761       0.1%
                                                    --------------      -----

NORWAY -- (0.9%)........................
  Other Securities......................                87,106,036       1.1%
                                                    --------------      -----

PORTUGAL -- (0.1%)......................
  Other Securities......................                 9,833,096       0.1%
                                                    --------------      -----

SINGAPORE -- (1.0%).....................
  Other Securities......................                94,898,798       1.2%
                                                    --------------      -----

SPAIN -- (2.7%).........................
  #Repsol YPF SA Sponsored ADR..........  1,432,181     51,157,505       0.6%
  Other Securities......................               207,178,508       2.6%
                                                    --------------      -----
TOTAL SPAIN.............................               258,336,013       3.2%
                                                    --------------      -----

SWEDEN -- (2.1%)........................
  Nordea Bank AB........................  4,013,687     45,762,056       0.6%
  Other Securities......................               162,959,751       2.0%
                                                    --------------      -----
TOTAL SWEDEN............................               208,721,807       2.6%
                                                    --------------      -----

SWITZERLAND -- (5.2%)...................
  #Holcim, Ltd. AG......................    886,165     77,213,358       0.9%
  Swiss Reinsurance Co., Ltd. AG........  1,108,107     66,116,889       0.8%
  Zurich Financial Services AG..........    322,634     90,717,790       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              Shares        Value++
                                                                                           ------------- --------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................               $  273,495,501
                                                                                                         --------------
TOTAL SWITZERLAND.........................................................................                  507,543,538
                                                                                                         --------------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................     7,396,866     55,357,784
  #Barclays P.L.C. Sponsored ADR..........................................................     4,180,831     79,644,831
  Kingfisher P.L.C........................................................................    10,285,817     47,258,773
  Royal Dutch Shell P.L.C. ADR............................................................     3,242,203    254,059,027
  Vodafone Group P.L.C....................................................................    34,976,333    101,109,152
  Vodafone Group P.L.C. Sponsored ADR.....................................................     8,335,538    242,730,867
  Xstrata P.L.C...........................................................................     3,843,909     98,592,431
  Other Securities........................................................................                  442,839,701
                                                                                                         --------------
TOTAL UNITED KINGDOM......................................................................                1,321,592,566
                                                                                                         --------------
TOTAL COMMON STOCKS.......................................................................                8,070,264,414
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................                      134,266
                                                                                                         --------------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................                      257,338
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.....................................................................                      391,604
                                                                                                         --------------

                                                                                                    Face
                                                                                                  Amount    Value+
                                                                                                  ------    -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................        $8,222      8,222,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,646,576,000  1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................        $1,322      1,321,751
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,647,897,751
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................               $9,726,775,769
                                                                                                         ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................       3.4%
                                                                                               ------
TOTAL SWITZERLAND.........................................................................       6.2%
                                                                                               ------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................       0.7%
  #Barclays P.L.C. Sponsored ADR..........................................................       1.0%
  Kingfisher P.L.C........................................................................       0.6%
  Royal Dutch Shell P.L.C. ADR............................................................       3.1%
  Vodafone Group P.L.C....................................................................       1.2%
  Vodafone Group P.L.C. Sponsored ADR.....................................................       3.0%
  Xstrata P.L.C...........................................................................       1.2%
  Other Securities........................................................................       5.5%
                                                                                               ------
TOTAL UNITED KINGDOM......................................................................      16.3%
                                                                                               ------
TOTAL COMMON STOCKS.......................................................................      99.2%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................       0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.3%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................     119.6%
                                                                                               ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    8,439,298 $  460,948,830   --    $  469,388,128
  Austria.....................             --     33,729,173   --        33,729,173
  Belgium.....................      4,541,994     77,290,929   --        81,832,923
  Canada......................    987,565,438             --   --       987,565,438
  Denmark.....................             --    125,784,300   --       125,784,300
  Finland.....................      2,515,212     69,829,173   --        72,344,385
  France......................     33,906,195    775,379,022   --       809,285,217
  Germany.....................    123,575,824    661,489,608   --       785,065,432
  Greece......................        984,576      9,029,748   --        10,014,324
  Hong Kong...................             --    137,396,009   --       137,396,009
  Ireland.....................      6,174,077      5,259,504   --        11,433,581
  Israel......................      4,108,164     32,718,212   --        36,826,376
  Italy.......................     28,173,735    114,332,171   --       142,505,906
  Japan.......................    134,310,391  1,430,968,741   --     1,565,279,132
  Malaysia....................             --             --   --                --
  Netherlands.................     26,000,266    282,445,209   --       308,445,475
  New Zealand.................             --      5,336,761   --         5,336,761
  Norway......................        533,709     86,572,327   --        87,106,036
  Portugal....................             --      9,833,096   --         9,833,096
  Singapore...................             --     94,898,798   --        94,898,798
  Spain.......................    100,033,060    158,302,953   --       258,336,013
  Sweden......................     14,472,862    194,248,945   --       208,721,807
  Switzerland.................     66,974,850    440,568,688   --       507,543,538
  United Kingdom..............    663,451,513    658,141,053   --     1,321,592,566
Rights/Warrants...............
  Portugal....................        134,266             --   --           134,266
  Spain.......................        257,338             --   --           257,338
Temporary Cash Investments....             --      8,222,000   --         8,222,000
Securities Lending Collateral.             --  1,647,897,751   --     1,647,897,751
                               -------------- --------------   --    --------------
TOTAL......................... $2,206,152,768 $7,520,623,001   --    $9,726,775,769
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      196

                       THE JAPANESE SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                           Shares      Value++ of Net Assets**
                                           ------      -----   ---------------
 COMMON STOCKS -- (86.4%)..............
 Consumer Discretionary -- (19.7%).....
   Aoyama Trading Co., Ltd.............   250,500 $  4,126,612       0.3%
   Autobacs Seven Co., Ltd.............   100,400    3,690,046       0.2%
   Exedy Corp..........................   119,700    3,824,051       0.3%
   *Haseko Corp........................ 5,356,000    3,589,532       0.2%
   Kayaba Industry Co., Ltd............   633,000    5,265,926       0.4%
   *K's Holdings Corp..................   156,927    4,891,112       0.3%
   Nifco, Inc..........................   187,400    4,738,275       0.3%
  #*Pioneer Electronic Corp............   981,300    4,150,730       0.3%
   #Ryohin Keikaku Co., Ltd............    92,200    4,279,821       0.3%
   Shimachu Co., Ltd...................   161,100    3,760,811       0.3%
   Sumitomo Forestry Co., Ltd..........   433,066    3,795,604       0.3%
   Toyobo Co., Ltd..................... 2,970,000    4,692,999       0.3%
   Other Securities....................            283,004,359      19.1%
                                                  ------------      -----
 Total Consumer Discretionary..........            333,809,878      22.6%
                                                  ------------      -----

 Consumer Staples -- (8.2%)............
   Fuji Oil Co., Ltd...................   258,900    3,594,194       0.2%
   Morinaga Milk Industry Co., Ltd.....   886,000    3,576,420       0.2%
   Nichirei Corp.......................   839,000    3,686,298       0.3%
   Other Securities....................            127,288,516       8.6%
                                                  ------------      -----
 Total Consumer Staples................            138,145,428       9.3%
                                                  ------------      -----

 Energy -- (1.0%)......................
   Other Securities....................             16,415,458       1.1%
                                                  ------------      -----

 Financials -- (9.2%)..................
   Bank of Okinawa, Ltd. (The).........    92,500    3,710,734       0.2%
   Century Tokyo Leasing Corp..........   254,990    4,374,982       0.3%
   Hyakugo Bank, Ltd. (The)............   885,609    3,860,107       0.3%
   Kiyo Holdings, Inc.................. 2,526,900    3,596,475       0.2%
   Musashino Bank, Ltd.................   127,700    4,044,141       0.3%
   San-in Godo Bank, Ltd. (The)........   547,000    4,057,201       0.3%
   Other Securities....................            131,523,976       8.9%
                                                  ------------      -----
 Total Financials......................            155,167,616      10.5%
                                                  ------------      -----

 Health Care -- (3.8%).................
   Kaken Pharmaceutical Co., Ltd.......   353,000    4,579,538       0.3%
   KYORIN Holdings, Inc................   205,000    3,660,079       0.2%
   #Nipro Corp.........................   189,900    3,872,841       0.3%
   #Sawai Pharmaceutical Co., Ltd......    53,400    4,791,485       0.3%
   Other Securities....................             48,299,942       3.3%
                                                  ------------      -----
 Total Health Care.....................             65,203,885       4.4%
                                                  ------------      -----

 Industrials -- (23.7%)................
   #Asahi Diamond Industrial Co., Ltd..   241,000    5,013,117       0.3%
   Duskin Co., Ltd.....................   211,600    4,268,817       0.3%
   #Hitachi Zosen Corp................. 2,937,500    4,289,823       0.3%
  #*Makino Milling Machine Co., Ltd....   388,000    3,647,468       0.2%
   #Miura Co., Ltd.....................   137,600    3,909,526       0.3%
   #Mori Seiki Co., Ltd................   381,900    4,898,750       0.3%
   #Nachi-Fujikoshi Corp...............   663,000    3,704,420       0.3%
   #OKUMA Corp.........................   513,000    4,832,293       0.3%
   Sankyu, Inc.........................   863,000    3,966,052       0.3%
   Takara Standard Co., Ltd............   501,000    3,784,898       0.3%
   Other Securities....................            359,358,977      24.3%
                                                  ------------      -----
 Total Industrials.....................            401,674,141      27.2%
                                                  ------------      -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................     458,000 $    3,654,714
  #Capcom Co., Ltd..........................................................................     199,400      3,705,483
  Horiba, Ltd...............................................................................     145,650      4,382,098
  #Kakaku.com, Inc..........................................................................         647      3,728,546
  Mitsumi Electric Co., Ltd.................................................................     278,000      3,564,793
  #Net One Systems Co., Ltd.................................................................       1,984      3,592,498
  #Nichicon Corp............................................................................     270,300      4,154,274
  Ulvac, Inc................................................................................     160,300      3,588,009
  Other Securities..........................................................................                134,805,153
                                                                                                         --------------
Total Information Technology................................................................                165,175,568
                                                                                                         --------------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................      61,200      3,531,788
  Nippon Light Metal Co., Ltd...............................................................   1,944,000      3,971,974
  Sumitomo Bakelite Co., Ltd................................................................     591,000      3,790,225
  Sumitomo Osaka Cement Co., Ltd............................................................   1,521,000      4,135,556
  #Taiheiyo Cement Corp.....................................................................   3,133,000      5,371,601
  #Toagosei Co., Ltd........................................................................     941,000      5,096,217
  Tokai Carbon Co., Ltd.....................................................................     751,000      3,960,897
  Other Securities..........................................................................                148,348,719
                                                                                                         --------------
Total Materials.............................................................................                178,206,977
                                                                                                         --------------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................                  7,928,232
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,461,727,183
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................                         --
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...      $4,276      4,276,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               -------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 221,671,392    221,671,392
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................      $4,474      4,474,382
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                226,145,774
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................             $1,692,148,957
                                                                                                         ==============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................       0.3%
  #Capcom Co., Ltd..........................................................................       0.3%
  Horiba, Ltd...............................................................................       0.3%
  #Kakaku.com, Inc..........................................................................       0.3%
  Mitsumi Electric Co., Ltd.................................................................       0.2%
  #Net One Systems Co., Ltd.................................................................       0.2%
  #Nichicon Corp............................................................................       0.3%
  Ulvac, Inc................................................................................       0.2%
  Other Securities..........................................................................       9.1%
                                                                                                 ------
Total Information Technology................................................................      11.2%
                                                                                                 ------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................       0.2%
  Nippon Light Metal Co., Ltd...............................................................       0.3%
  Sumitomo Bakelite Co., Ltd................................................................       0.3%
  Sumitomo Osaka Cement Co., Ltd............................................................       0.3%
  #Taiheiyo Cement Corp.....................................................................       0.4%
  #Toagosei Co., Ltd........................................................................       0.3%
  Tokai Carbon Co., Ltd.....................................................................       0.3%
  Other Securities..........................................................................      10.0%
                                                                                                 ------
Total Materials.............................................................................      12.1%
                                                                                                 ------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................       0.5%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...       0.3%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      15.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................       0.3%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      15.3%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................     114.5%
                                                                                                 ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               ------------------------------------------------

                                   Investment in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary......         -- $  333,809,878   --    $  333,809,878
  Consumer Staples............ $   65,172    138,080,256   --       138,145,428
  Energy......................         --     16,415,458   --        16,415,458
  Financials..................         --    155,167,616   --       155,167,616
  Health Care.................         --     65,203,885   --        65,203,885
  Industrials.................  1,076,398    400,597,743   --       401,674,141
  Information Technology......         --    165,175,568   --       165,175,568
  Materials...................         --    178,206,977   --       178,206,977
  Utilities...................         --      7,928,232   --         7,928,232
Rights/Warrants...............         --             --   --                --
Temporary Cash Investments....         --      4,276,000   --         4,276,000
Securities Lending Collateral.         --    226,145,774   --       226,145,774
                               ---------- --------------   --    --------------

TOTAL......................... $1,141,570 $1,691,007,387   --    $1,692,148,957
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                           Percentage
                                                  Shares      Value++ of Net Assets**
                                                  ------      -----   ---------------
COMMON STOCKS -- (84.3%).....................
AUSTRALIA -- (51.7%).........................
  Adelaide Brighton, Ltd.....................  1,917,857 $  6,655,998       0.6%
  Ansell, Ltd................................    503,479    7,702,234       0.7%
  APA Group, Ltd.............................  1,773,977    8,281,926       0.8%
  *Atlas Iron, Ltd...........................  2,593,241   10,014,504       0.9%
  Australian Infrastructure Fund.............  3,159,690    6,571,688       0.6%
  Beach Petroleum, Ltd.......................  4,257,412    4,491,142       0.4%
  Boart Longyear Group.......................  1,792,094    8,976,872       0.8%
  Bradken, Ltd...............................    634,599    5,553,583       0.5%
  #Campbell Brothers, Ltd....................    294,836   14,657,425       1.3%
  #Challenger Financial Services Group, Ltd..  1,750,037    9,281,573       0.8%
  #ConnectEast Group, Ltd.................... 14,936,366    7,705,073       0.7%
  #David Jones, Ltd..........................  1,447,885    7,415,523       0.7%
  #Downer EDI, Ltd...........................  1,149,707    4,680,369       0.4%
  DUET Group, Ltd............................  3,697,647    6,901,024       0.6%
  #Flight Centre, Ltd........................    192,954    4,994,112       0.5%
  #Goodman Fielder, Ltd......................  5,129,571    6,053,766       0.6%
  #Graincorp, Ltd. Series A..................    681,088    5,854,200       0.5%
  Iluka Resources, Ltd.......................    573,137    7,886,027       0.7%
  #Independence Group NL.....................    892,724    6,589,108       0.6%
  #IOOF Holdings, Ltd........................    989,055    7,784,133       0.7%
  #JB Hi-Fi, Ltd.............................    407,557    8,472,841       0.8%
  *Karoon Gas Australia, Ltd.................    667,086    4,851,071       0.4%
  #Kingsgate Consolidated, Ltd...............    557,653    4,756,200       0.4%
  Mineral Resources, Ltd.....................    389,673    4,992,402       0.5%
  Monadelphous Group, Ltd....................    318,887    6,734,839       0.6%
  *Mount Gibson Iron, Ltd....................  2,962,399    6,147,151       0.6%
  #Myer Holdings, Ltd........................  2,133,900    7,410,693       0.7%
  #Navitas, Ltd..............................  1,157,537    5,179,719       0.5%
  *PanAust, Ltd..............................  8,757,197    7,454,486       0.7%
  #Perpetual Trustees Australia, Ltd.........    159,965    5,070,503       0.5%
  *Perseus Mining, Ltd.......................  1,605,654    5,181,070       0.5%
  #Primary Health Care, Ltd..................  1,781,885    6,796,821       0.6%
  #Reece Australia, Ltd......................    238,457    5,493,927       0.5%
  #SAI Global, Ltd...........................  1,045,821    5,749,666       0.5%
  #Seek, Ltd.................................    666,916    5,102,086       0.5%
  Seven Group Holdings, Ltd..................    712,694    7,145,642       0.6%
  #Southern Cross Media Group, Ltd...........  2,546,520    4,590,720       0.4%
  Spark Infrastructure Group, Ltd............  4,761,050    6,199,067       0.6%
  Super Retail Group, Ltd....................    836,106    6,595,224       0.6%
  Ten Network Holdings, Ltd..................  3,492,166    5,185,837       0.5%
  Tower Australia Group, Ltd.................  1,617,790    7,093,004       0.6%
  #Transfield Services, Ltd..................  1,745,379    6,819,577       0.6%
  #UGL, Ltd..................................    332,576    5,514,381       0.5%
  #West Australian Newspapers Holdings, Ltd..  1,216,239    6,681,153       0.6%
  Other Securities...........................             373,863,826      34.0%
                                                         ------------      -----
TOTAL AUSTRALIA..............................             667,132,186      60.7%
                                                         ------------      -----

HONG KONG -- (18.1%).........................
  Giordano International, Ltd................  7,162,000    5,173,960       0.5%
  #Luk Fook Holdings International, Ltd......  1,226,000    4,554,137       0.4%
  #Pacific Basin Shipping, Ltd...............  7,551,000    4,685,250       0.4%
  #Techtronic Industries Co., Ltd............  4,086,000    5,598,146       0.5%
  Other Securities...........................             212,989,026      19.4%
                                                         ------------      -----
TOTAL HONG KONG..............................             233,000,519      21.2%
                                                         ------------      -----

MALAYSIA -- (0.0%)...........................
  Other Securities...........................                   4,355       0.0%
                                                         ------------      -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED




                                                                                                  Shares        Value++
                                                                                                  ------        -----
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................   2,569,174     $6,437,606
  Sky City Entertainment Group, Ltd.........................................................   2,560,206      7,386,175
  Other Securities..........................................................................                 49,413,687
                                                                                                         --------------
TOTAL NEW ZEALAND...........................................................................                 63,237,468
                                                                                                         --------------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................                123,955,395
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,087,329,923
                                                                                                         --------------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................                      1,031
                                                                                                         --------------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................                    327,840
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                    328,871
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            -----
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........        $653        653,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 201,646,000    201,646,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................        $446        445,686
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                202,091,686
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................             $1,290,403,480
                                                                                                         ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................       0.6%
  Sky City Entertainment Group, Ltd.........................................................       0.6%
  Other Securities..........................................................................       4.5%
                                                                                                 ------
TOTAL NEW ZEALAND...........................................................................       5.7%
                                                                                                 ------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................      11.3%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........       0.1%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      18.4%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      18.4%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................     117.4%
                                                                                                 ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks.................
  Australia................... $10,064,366 $  657,067,820   --    $  667,132,186
  Hong Kong...................   1,145,078    231,855,441   --       233,000,519
  Malaysia....................          --          4,355   --             4,355
  New Zealand.................      79,490     63,157,978   --        63,237,468
  Singapore...................     265,477    123,689,918   --       123,955,395
Rights/Warrants...............
  Australia...................         335            696   --             1,031
  Singapore...................     327,840             --   --           327,840
Temporary Cash Investments....          --        653,000   --           653,000
Securities Lending Collateral.          --    202,091,686   --       202,091,686
                               ----------- --------------   --    --------------

  TOTAL....................... $11,882,586 $1,278,520,894   --    $1,290,403,480
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                       Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (98.3%).....................
Consumer Discretionary -- (21.1%)............
  *Berkeley Group Holdings P.L.C. (The)......   477,432 $  8,470,415       0.7%
  Daily Mail & General Trust P.L.C. Series A. 1,068,559    8,914,668       0.7%
  GKN P.L.C.................................. 3,596,147   13,418,925       1.0%
  *Inchcape P.L.C............................ 1,643,458   10,032,419       0.8%
  Informa P.L.C.............................. 1,496,188   10,439,622       0.8%
  Persimmon P.L.C............................ 1,099,320    8,892,926       0.7%
  Thomas Cook Group P.L.C.................... 3,007,335    8,628,710       0.7%
  United Business Media P.L.C................   917,439    9,278,061       0.7%
  William Hill P.L.C......................... 2,714,131   10,146,570       0.8%
  Other Securities...........................            182,552,238      14.3%
                                                        ------------      -----
Total Consumer Discretionary.................            270,774,554      21.2%
                                                        ------------      -----

Consumer Staples -- (4.1%)...................
  Tate & Lyle P.L.C.......................... 1,074,000   10,673,726       0.8%
  Other Securities...........................             42,603,978       3.4%
                                                        ------------      -----
Total Consumer Staples.......................             53,277,704       4.2%
                                                        ------------      -----

Energy -- (5.3%).............................
  *Afren P.L.C............................... 3,590,716    9,617,903       0.7%
  John Wood Group P.L.C...................... 1,071,070   12,427,861       1.0%
  *Premier Oil P.L.C.........................   422,955   14,215,573       1.1%
  Other Securities...........................             32,593,518       2.6%
                                                        ------------      -----
Total Energy.................................             68,854,855       5.4%
                                                        ------------      -----

Financials -- (12.9%)........................
  Aberdeen Asset Management P.L.C............ 2,716,498   10,379,884       0.8%
  Amlin P.L.C................................ 1,777,720   12,434,118       1.0%
  Catlin Group, Ltd. P.L.C................... 1,334,735    8,825,564       0.7%
  #Henderson Group P.L.C..................... 3,124,354    8,488,434       0.7%
  Hiscox, Ltd. P.L.C......................... 1,517,006   10,469,923       0.8%
  IG Group Holdings P.L.C.................... 1,317,769   10,309,471       0.8%
  #London Stock Exchange Group P.L.C.........   544,693    7,950,486       0.6%
  Provident Financial P.L.C..................   501,557    8,453,996       0.7%
  Other Securities...........................             88,613,962       6.9%
                                                        ------------      -----
Total Financials.............................            165,925,838      13.0%
                                                        ------------      -----

Health Care -- (1.6%)........................
  Other Securities...........................             20,875,412       1.7%
                                                        ------------      -----

Industrials -- (30.7%).......................
  Babcock International Group P.L.C.......... 1,312,221   14,056,564       1.1%
  Balfour Beatty P.L.C....................... 2,529,020   13,887,921       1.1%
  Carillion P.L.C............................ 1,610,191   10,568,104       0.8%
  Charter International P.L.C................   654,213    8,992,285       0.7%
  *Cookson Group P.L.C....................... 1,062,056   12,741,552       1.0%
  Firstgroup P.L.C........................... 1,710,421    9,294,198       0.7%
  Hays P.L.C................................. 5,207,030   10,371,657       0.8%
  Homeserve P.L.C............................ 1,162,452    9,497,191       0.8%
  IMI P.L.C.................................. 1,144,362   20,942,717       1.6%
  Intertek Group P.L.C.......................   518,306   18,412,693       1.4%
  Meggitt P.L.C.............................. 2,465,596   14,834,737       1.2%
  Melrose P.L.C.............................. 1,897,545   11,243,800       0.9%
  Michael Page International P.L.C........... 1,310,832   12,132,598       1.0%
  Rotork P.L.C...............................   366,679   10,536,732       0.8%
  Spirax-Sarco Engineering P.L.C.............   319,520   10,742,876       0.8%
  Stagecoach Group P.L.C..................... 2,035,130    8,401,445       0.7%
  Travis Perkins P.L.C.......................   881,638   15,879,591       1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................   283,178 $    8,176,431
  Other Securities.............................................................................              173,479,365
                                                                                                          --------------
Total Industrials..............................................................................              394,192,457
                                                                                                          --------------

Information Technology -- (10.9%)..............................................................
  Halma P.L.C.................................................................................. 1,541,075      9,624,609
  *Imagination Technologies Group P.L.C........................................................   936,573      7,839,064
  Logica P.L.C................................................................................. 6,203,909     14,055,074
  *Misys P.L.C................................................................................. 1,604,251      8,461,615
  Spectris P.L.C...............................................................................   515,234     12,767,765
  Other Securities.............................................................................               87,622,720
                                                                                                          --------------
Total Information Technology...................................................................              140,370,847
                                                                                                          --------------

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................   514,684     16,171,143
  Mondi P.L.C.................................................................................. 1,078,021     10,714,345
  Victrex P.L.C................................................................................   340,523      8,369,179
  Other Securities.............................................................................               54,257,575
                                                                                                          --------------
Total Materials................................................................................               89,512,242
                                                                                                          --------------

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................                  402,049
                                                                                                          --------------

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................               23,040,222
                                                                                                          --------------

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................ 1,388,611     10,227,374
  Northumbrian Water Group P.L.C............................................................... 1,966,497     11,537,216
  Pennon Group P.L.C........................................................................... 1,351,544     14,929,895
  Other Securities.............................................................................                  237,494
                                                                                                          --------------
Total Utilities................................................................................               36,931,979
                                                                                                          --------------
TOTAL COMMON STOCKS............................................................................            1,264,158,159
                                                                                                          --------------
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................                    4,548
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................                   12,988
                                                                                                          --------------
                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................      $780        780,000
                                                                                                          --------------

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................       0.6%
  Other Securities.............................................................................      13.6%
                                                                                                     -----
Total Industrials..............................................................................      30.9%
                                                                                                     -----

Information Technology -- (10.9%)..............................................................
  Halma P.L.C..................................................................................       0.7%
  *Imagination Technologies Group P.L.C........................................................       0.6%
  Logica P.L.C.................................................................................       1.1%
  *Misys P.L.C.................................................................................       0.7%
  Spectris P.L.C...............................................................................       1.0%
  Other Securities.............................................................................       6.9%
                                                                                                     -----
Total Information Technology...................................................................      11.0%
                                                                                                     -----

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................       1.3%
  Mondi P.L.C..................................................................................       0.8%
  Victrex P.L.C................................................................................       0.7%
  Other Securities.............................................................................       4.2%
                                                                                                     -----
Total Materials................................................................................       7.0%
                                                                                                     -----

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................       1.8%
                                                                                                     -----

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................       0.8%
  Northumbrian Water Group P.L.C...............................................................       0.9%
  Pennon Group P.L.C...........................................................................       1.2%
  Other Securities.............................................................................       0.0%
                                                                                                     -----
Total Utilities................................................................................       2.9%
                                                                                                     -----
TOTAL COMMON STOCKS............................................................................      99.1%
                                                                                                     -----
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----




TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................       0.1%
                                                                                                     -----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                              Shares/
                                                                                               Face
                                                                                              Amount            Value+
                                                                                              ------            -----
                                                                                               (000)
SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund.......................................................... 20,248,051 $   20,248,051
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       $126        125,826
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                20,373,877
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................            $1,285,329,572
                                                                                                        ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund..........................................................       1.6%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       1.6%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................     100.8%
                                                                                                 ======

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                 ----------------------------------------------

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                 Level 1     Level 2     Level 3     Total
                                 -------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $ 67,755 $  270,706,799   --    $  270,774,554
  Consumer Staples..............  319,369     52,958,335   --        53,277,704
  Energy........................       --     68,854,855   --        68,854,855
  Financials....................    7,425    165,918,413   --       165,925,838
  Health Care...................   34,533     20,840,879   --        20,875,412
  Industrials...................   97,512    394,094,945   --       394,192,457
  Information Technology........       --    140,370,847   --       140,370,847
  Materials.....................       --     89,512,242   --        89,512,242
  Real Estate Investment Trusts.       --        402,049   --           402,049
  Telecommunication Services....       --     23,040,222   --        23,040,222
  Utilities.....................       --     36,931,979   --        36,931,979
Preferred Stocks................
  Consumer Staples..............       --          4,548   --             4,548
Rights/Warrants.................       --         12,988   --            12,988
Temporary Cash Investments......       --        780,000   --           780,000
Securities Lending Collateral...       --     20,373,877   --        20,373,877
                                 -------- --------------   --    --------------
TOTAL........................... $526,594 $1,284,802,978   --    $1,285,329,572
                                 ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                              Percentage
                                        Shares      Value++ of Net Assets**
                                        ------      -----   ---------------
     COMMON STOCKS -- (82.6%).......
     AUSTRIA -- (2.1%)..............
       Andritz AG...................   108,026 $ 11,156,772       0.4%
       Other Securities.............             56,218,358       2.1%
                                               ------------      -----
     TOTAL AUSTRIA..................             67,375,130       2.5%
                                               ------------      -----

     BELGIUM -- (2.8%)..............
       Ackermans & van Haaren NV....    87,214    9,123,574       0.3%
       D'ieteren SA.................   129,060    9,373,552       0.3%
       Other Securities.............             74,770,233       2.8%
                                               ------------      -----
     TOTAL BELGIUM..................             93,267,359       3.4%
                                               ------------      -----

     DENMARK -- (2.3%)..............
       *Topdanmark A.S..............    53,386    9,808,134       0.3%
       Other Securities.............             64,927,456       2.4%
                                               ------------      -----
     TOTAL DENMARK..................             74,735,590       2.7%
                                               ------------      -----

     FINLAND -- (5.4%)..............
       *KCI Konecranes Oyj..........   245,559   11,813,486       0.5%
       Other Securities.............            163,658,230       6.0%
                                               ------------      -----
     TOTAL FINLAND..................            175,471,716       6.5%
                                               ------------      -----

     FRANCE -- (10.5%)..............
       Arkema SA....................   199,362   20,763,577       0.8%
       *Atos Origin SA..............   143,571    8,845,870       0.3%
       Nexans SA....................   110,500   11,711,186       0.4%
       *Rhodia SA...................   333,947   15,543,003       0.6%
       *Valeo SA....................   232,962   14,839,036       0.6%
       Other Securities.............            272,482,859      10.0%
                                               ------------      -----
     TOTAL FRANCE...................            344,185,531      12.7%
                                               ------------      -----

     GERMANY -- (12.4%).............
      #*Aareal Bank AG..............   423,110   12,827,414       0.5%
       #Aixtron SE..................   314,748   13,367,177       0.5%
       Aurubis AG...................   152,783    9,029,595       0.3%
       Bilfinger Berger SE..........   162,980   15,689,829       0.6%
       #MTU Aero Engines Holding AG.   176,697   13,526,481       0.5%
       Rheinmetall AG...............   120,000   10,757,796       0.4%
       Rhoen-Klinikum AG............   406,308    9,293,479       0.3%
      #*SGL Carbon SE...............   229,387   12,204,924       0.4%
       #Software AG.................    70,053   13,258,747       0.5%
       Symrise AG...................   330,233   10,869,746       0.4%
       Wincor Nixdorf AG............   119,287    9,859,086       0.4%
       Other Securities.............            274,313,538      10.1%
                                               ------------      -----
     TOTAL GERMANY..................            404,997,812      14.9%
                                               ------------      -----

     GREECE -- (2.2%)...............
       Other Securities.............             70,718,259       2.6%
                                               ------------      -----

     IRELAND -- (2.3%)..............
       DCC P.L.C. (0242493).........   308,989   10,308,113       0.4%
       *Dragon Oil P.L.C............ 1,347,570   12,561,228       0.4%
       Paddy Power P.L.C. (0258810).   180,573    8,824,308       0.3%
       Other Securities.............             42,932,391       1.6%
                                               ------------      -----
     TOTAL IRELAND..................             74,626,040       2.7%
                                               ------------      -----

     ISRAEL -- (2.4%)...............
       Other Securities.............             77,833,729       2.9%
                                               ------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                Percentage
                                     Shares        Value++ of Net Assets**
                                     ------        -----   ---------------
     ITALY -- (7.2%)...............
       Bulgari SpA................. 525,731 $    9,575,649       0.3%
       Prysmian SpA................ 653,038     15,415,106       0.6%
       Other Securities............            211,495,780       7.8%
                                            --------------      -----
     TOTAL ITALY...................            236,486,535       8.7%
                                            --------------      -----

     NETHERLANDS -- (4.4%).........
       Aalberts Industries NV...... 377,504      9,547,547       0.4%
      #*ASM International NV....... 205,174      8,899,893       0.3%
       *CSM NV..................... 233,047      8,927,576       0.3%
       #Imtech NV.................. 272,622     10,353,369       0.4%
       Nutreco NV.................. 143,733     11,185,989       0.4%
       SBM Offshore NV............. 556,537     16,276,196       0.6%
       Other Securities............             77,583,584       2.9%
                                            --------------      -----
     TOTAL NETHERLANDS.............            142,774,154       5.3%
                                            --------------      -----

     NORWAY -- (2.8%)..............
       Other Securities............             91,009,733       3.3%
                                            --------------      -----

     PORTUGAL -- (0.8%)............
       Other Securities............             25,988,392       1.0%
                                            --------------      -----

     SPAIN -- (4.7%)...............
       #Grifols SA................. 457,616      9,058,317       0.4%
       Other Securities............            144,638,737       5.3%
                                            --------------      -----
     TOTAL SPAIN...................            153,697,054       5.7%
                                            --------------      -----

     SWEDEN -- (6.6%)..............
       Elekta AB Series B.......... 302,500     13,805,452       0.5%
       *Lundin Petroleum AB........ 699,240     10,612,260       0.4%
       #Trelleborg AB Series B..... 878,565     10,632,177       0.4%
       Other Securities............            180,911,547       6.7%
                                            --------------      -----
     TOTAL SWEDEN..................            215,961,436       8.0%
                                            --------------      -----

     SWITZERLAND -- (13.6%)........
       Aryzta AG................... 289,931     16,171,926       0.6%
      #*Clariant AG................ 928,757     19,280,933       0.7%
       *Dufry AG...................  65,162      8,524,342       0.3%
       #Galenica Holding AG........  18,828     12,432,711       0.5%
       *GAM Holding AG............. 780,910     15,391,811       0.6%
       *George Fisher AG...........  15,351     10,037,208       0.4%
       Helvetia Holding AG.........  22,754     10,683,310       0.4%
      #*Logitech International SA.. 676,961      9,387,974       0.3%
      #*Meyer Burger Technology AG. 200,895     10,050,669       0.4%
       *Nobel Biocare Holding AG... 478,680     10,633,007       0.4%
       PSP Swiss Property AG....... 148,327     13,503,004       0.5%
       Sulzer AG...................  76,216     13,768,437       0.5%
       Swiss Life Holding AG.......  93,938     17,151,719       0.6%
      #*Temenos Group AG........... 259,801      8,642,205       0.3%
       Other Securities............            268,508,651       9.9%
                                            --------------      -----
     TOTAL SWITZERLAND.............            444,167,907      16.4%
                                            --------------      -----

     UNITED KINGDOM -- (0.1%)......
       Other Securities............              3,033,111       0.1%
                                            --------------      -----
     TOTAL COMMON STOCKS...........          2,696,329,488      99.4%
                                            --------------      -----
     RIGHTS/WARRANTS -- (0.0%).....
     BELGIUM -- (0.0%).............
       Other Securities............                  2,080       0.0%
                                            --------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................              $        8,623
                                                                                                             --------------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................                      14,164
                                                                                                             --------------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................                          --
                                                                                                             --------------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................                       5,453
                                                                                                             --------------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................                       1,757
                                                                                                             --------------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................                      80,321
                                                                                                             --------------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................                      71,955
                                                                                                             --------------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................                         319
                                                                                                             --------------
TOTAL RIGHTS/WARRANTS..........................................................................                     184,672
                                                                                                             --------------

                                                                                                   Face
                                                                                                  Amount        Value+
                                                                                                  ------        -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................        $985         985,000
                                                                                                             --------------

                                                                                                  Shares/
                                                                                                   Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund............................................................. 565,595,550     565,595,550
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................      $1,787       1,786,974
                                                                                                             --------------
TOTAL SECURITIES LENDING COLLATERAL............................................................                 567,382,524
                                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................              $3,264,881,684
                                                                                                             ==============

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------
TOTAL RIGHTS/WARRANTS..........................................................................       0.0%
                                                                                                    ------





TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................       0.0%
                                                                                                    ------






SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund.............................................................      20.8%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................       0.1%
                                                                                                    ------
TOTAL SECURITIES LENDING COLLATERAL............................................................      20.9%
                                                                                                    ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................     120.3%
                                                                                                    ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Austria                      $   123,646 $   67,251,484   --    $   67,375,130
  Belgium                          287,009     92,980,350   --        93,267,359
  Denmark                          331,264     74,404,326   --        74,735,590
  Finland                               --    175,471,716   --       175,471,716
  France                           253,573    343,931,958   --       344,185,531
  Germany                        1,637,837    403,359,975   --       404,997,812
  Greece                         2,097,516     68,620,743   --        70,718,259
  Ireland                           26,116     74,599,924   --        74,626,040
  Israel                         4,556,230     73,277,499   --        77,833,729
  Italy                                 --    236,486,535   --       236,486,535
  Netherlands                           --    142,774,154   --       142,774,154
  Norway                                --     91,009,733   --        91,009,733
  Portugal                              --     25,988,392   --        25,988,392
  Spain                          3,333,060    150,363,994   --       153,697,054
  Sweden                            11,558    215,949,878   --       215,961,436
  Switzerland                       93,555    444,074,352   --       444,167,907
  United Kingdom                        --      3,033,111   --         3,033,111
Rights/Warrants
  Belgium                            2,080             --   --             2,080
  Denmark                            8,623             --   --             8,623
  France                            14,164             --   --            14,164
  Greece                                --             --   --                --
  Italy                              5,453             --   --             5,453
  Norway                                --          1,757   --             1,757
  Portugal                          80,321             --   --            80,321
  Spain                             71,388            567   --            71,955
  Switzerland                          319             --   --               319
Temporary Cash Investments              --        985,000   --           985,000
Securities Lending Collateral           --    567,382,524   --       567,382,524
                               ----------- --------------   --    --------------

TOTAL                          $12,933,712 $3,251,947,972   --    $3,264,881,684
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -----      ---------------
COMMON STOCKS -- (77.9%)..................
Consumer Discretionary -- (7.8%)..........
  Astral Media, Inc. Class A..............   195,947 $  7,623,325       0.8%
  #Corus Entertainment, Inc. Class B......   295,300    6,207,807       0.7%
 #*Dollarama, Inc.........................   197,346    6,184,335       0.7%
  Groupe Aeroplan, Inc....................   696,151    9,542,967       1.0%
 #*Imax Corp..............................   270,137    9,496,123       1.0%
  Quebecor, Inc. Class B..................   169,593    6,024,437       0.6%
  #RONA, Inc..............................   470,775    6,881,381       0.7%
  Other Securities........................             43,360,688       4.5%
                                                     ------------      -----
Total Consumer Discretionary..............             95,321,063      10.0%
                                                     ------------      -----

Consumer Staples -- (1.9%)................
  Other Securities........................             23,292,761       2.4%
                                                     ------------      -----

Energy -- (19.7%).........................
  #AltaGas, Ltd...........................   257,664    6,911,708       0.7%
  *Bankers Petroleum, Ltd.................   810,182    7,107,235       0.8%
  *BlackPearl Resources, Inc..............   954,830    8,043,117       0.8%
  #Daylight Energy, Ltd...................   724,488    8,315,742       0.9%
  #Ensign Energy Services, Inc............   448,952    8,669,189       0.9%
  *Legacy Oil & Gas, Inc..................   422,302    6,016,626       0.6%
  #Mullen Group, Ltd......................   264,757    5,937,899       0.6%
  *Precision Drilling Corp................   773,845   11,720,339       1.2%
  *Progress Energy Resources Corp.........   529,187    7,237,415       0.8%
  ShawCor, Ltd............................   222,500    7,962,638       0.8%
 #*SouthGobi Resources, Ltd...............   475,269    5,967,548       0.6%
  #Trican Well Service, Ltd...............   494,693   12,192,824       1.3%
 #*Uranium One, Inc....................... 1,819,900    7,578,509       0.8%
  Other Securities........................            137,946,677      14.4%
                                                     ------------      -----
Total Energy..............................            241,607,466      25.2%
                                                     ------------      -----

Financials -- (5.4%)......................
  AGF Management, Ltd. Class B............   330,879    6,924,276       0.7%
  #Canadian Western Bank..................   240,300    7,698,032       0.8%
  Home Capital Group, Inc.................   120,600    7,265,444       0.8%
  #TMX Group, Inc.........................   231,476    9,923,021       1.0%
  Other Securities........................             34,451,268       3.6%
                                                     ------------      -----
Total Financials..........................             66,262,041       6.9%
                                                     ------------      -----

Health Care -- (2.4%).....................
  *SXC Health Solutions Corp..............   187,154   10,343,268       1.1%
  Other Securities........................             19,548,934       2.0%
                                                     ------------      -----
Total Health Care.........................             29,892,202       3.1%
                                                     ------------      -----

Industrials -- (7.7%).....................
  CAE, Inc................................   530,943    7,154,810       0.7%
  IESI-BFC, Ltd...........................   352,770    8,952,077       0.9%
  #Ritchie Brothers Auctioneers, Inc......   290,737    9,114,051       1.0%
  #Russel Metals, Inc.....................   243,400    6,688,580       0.7%
  Toromont Industries, Ltd................   279,959    9,755,587       1.0%
  Other Securities........................             52,528,563       5.5%
                                                     ------------      -----
Total Industrials.........................             94,193,668       9.8%
                                                     ------------      -----

Information Technology -- (4.4%)..........
  *Celestica, Inc.........................   847,607    9,379,533       1.0%
  MacDonald Dettweiler & Associates, Ltd..   152,820    9,208,126       0.9%
 #*Open Text Corp.........................   190,644   11,678,620       1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                             Shares            Value++
                                                                                             ------            -----
Information Technology -- (Continued)
  Other Securities                                                                                      $   23,586,681
Total Information Technology                                                                                53,852,960

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                            423,220      7,103,243
  *Consolidated Thompson Iron Mines, Ltd.                                                       656,633     11,881,369
 #*Detour Gold Corp.                                                                            237,256      8,019,285
 #*Euro Goldfields, Ltd.                                                                        521,960      7,259,941
 #*First Majestic Silver Corp.                                                                  326,583      6,848,181
  HudBay Minerals, Inc.                                                                         583,822      9,317,457
  *Lake Shore Gold Corp.                                                                      1,280,732      5,495,716
  #Methanex Corp.                                                                               379,100     12,256,692
  *New Gold, Inc.                                                                               539,829      6,064,982
 #*NovaGold Resources, Inc.                                                                     499,855      6,434,745
  *Quadra FNX Mining, Ltd.                                                                      611,063     10,029,920
  *SEMAFO, Inc.                                                                                 949,885      8,071,739
  Sherritt International Corp.                                                                1,042,326      8,813,199
 #*Silver Standard Resources, Inc.                                                              284,767      9,905,070
  Silvercorp Metals, Inc.                                                                       620,630      8,448,676
 #*Thompson Creek Metals Co., Inc.                                                              584,600      7,185,856
  West Fraser Timber Co., Ltd.                                                                  131,316      7,466,893
  Other Securities                                                                                         190,355,911
                                                                                                        --------------
Total Materials                                                                                            330,958,875
                                                                                                        --------------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                                             562,745
                                                                                                        --------------
Telecommunication Services -- (0.2%)

  Other Securities                                                                                           2,617,421
                                                                                                        --------------

Utilities -- (1.3%)
  Other Securities                                                                                          15,709,835
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                        954,271,037
                                                                                                        --------------

                                                                                              Face
                                                                                             Amount             Value+
                                                                                             ------             -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010                $606        606,000
                                                                                                        --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                          269,460,449    269,460,449
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791............................................................................... $        989        988,788
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        270,449,237
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                                  $1,225,326,274
                                                                                                        ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
Information Technology -- (Continued)
  Other Securities                                                                               2.5%
Total Information Technology                                                                     5.6%

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                             0.7%
  *Consolidated Thompson Iron Mines, Ltd.                                                        1.2%
 #*Detour Gold Corp.                                                                             0.8%
 #*Euro Goldfields, Ltd.                                                                         0.8%
 #*First Majestic Silver Corp.                                                                   0.7%
  HudBay Minerals, Inc.                                                                          1.0%
  *Lake Shore Gold Corp.                                                                         0.6%
  #Methanex Corp.                                                                                1.3%
  *New Gold, Inc.                                                                                0.6%
 #*NovaGold Resources, Inc.                                                                      0.7%
  *Quadra FNX Mining, Ltd.                                                                       1.1%
  *SEMAFO, Inc.                                                                                  0.8%
  Sherritt International Corp.                                                                   0.9%
 #*Silver Standard Resources, Inc.                                                               1.0%
  Silvercorp Metals, Inc.                                                                        0.9%
 #*Thompson Creek Metals Co., Inc.                                                               0.8%
  West Fraser Timber Co., Ltd.                                                                   0.8%
  Other Securities                                                                              19.9%
                                                                                               ------
Total Materials                                                                                 34.6%
                                                                                               ------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                               0.1%
                                                                                               ------
Telecommunication Services -- (0.2%)

  Other Securities                                                                               0.3%
                                                                                               ------

Utilities -- (1.3%)
  Other Securities                                                                               1.7%
                                                                                               ------
TOTAL COMMON STOCKS                                                                             99.7%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010              0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                              28.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791...............................................................................       0.1%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL                                                             28.2%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                         128.0%
                                                                                               ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                  ------------------------------------------------

                                      Investment in Securities (Market Value)
                                  ------------------------------------------------
                                    Level 1      Level 2    Level 3     Total
                                  ------------ ------------ ------- --------------
Common Stocks....................
  Consumer Discretionary          $ 95,321,063           --   --    $   95,321,063
  Consumer Staples                  23,292,761           --   --        23,292,761
  Energy                           241,607,466           --   --       241,607,466
  Financials                        66,262,041           --   --        66,262,041
  Health Care                       29,892,202           --   --        29,892,202
  Industrials                       94,193,668           --   --        94,193,668
  Information Technology            53,852,960           --   --        53,852,960
  Materials                        330,958,875           --   --       330,958,875
  Real Estate Investment Trusts        562,745           --   --           562,745
  Telecommunication Services         2,617,421           --   --         2,617,421
  Utilities                         15,709,835           --   --        15,709,835
Temporary Cash Investments.......           -- $    606,000   --           606,000
Securities Lending Collateral....           --  270,449,237   --       270,449,237
                                  ------------ ------------   --    --------------
TOTAL............................ $954,271,037 $271,055,237   --    $1,225,326,274
                                  ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                     Percentage
                                                             Shares        Value++ of Net Assets**
                                                             ------        -----   ---------------
COMMON STOCKS -- (85.0%)..................................
BRAZIL -- (4.6%)..........................................
  BRF - Brasil Foods SA ADR...............................    590,060 $ 12,220,143       0.4%
  Petroleo Brasilerio SA ADR..............................  1,009,389   37,680,491       1.4%
  #Vale SA Sponsored ADR..................................    375,714   12,548,848       0.4%
  Other Securities........................................              70,233,484       2.6%
                                                                      ------------      -----
TOTAL BRAZIL..............................................             132,682,966       4.8%
                                                                      ------------      -----

CHILE -- (1.7%)...........................................
  Other Securities........................................              50,098,578       1.8%
                                                                      ------------      -----

CHINA -- (12.0%)..........................................
  Bank of China, Ltd...................................... 40,360,100   22,390,727       0.8%
  China Construction Bank Corp............................ 26,181,590   24,825,704       0.9%
  #China Life Insurance Co., Ltd. ADR.....................    250,705   13,460,351       0.5%
  #China Mobile, Ltd. Sponsored ADR.......................    696,697   32,110,765       1.2%
  #CNOOC, Ltd. ADR........................................     68,756   17,151,184       0.6%
  Industrial & Commercial Bank of China, Ltd. Series H.... 35,627,185   30,219,447       1.1%
  #PetroChina Co., Ltd. ADR...............................    116,910   17,019,758       0.6%
  #Tencent Holdings, Ltd..................................    700,600   20,095,538       0.8%
  Other Securities........................................             172,363,905       6.3%
                                                                      ------------      -----
TOTAL CHINA...............................................             349,637,379      12.8%
                                                                      ------------      -----

COLOMBIA -- (0.4%)........................................
  Other Securities........................................              10,070,883       0.4%
                                                                      ------------      -----

CZECH REPUBLIC -- (0.6%)..................................
  Other Securities........................................              18,089,752       0.7%
                                                                      ------------      -----

EGYPT -- (0.1%)...........................................
  Other Securities........................................               3,237,365       0.1%
                                                                      ------------      -----

HUNGARY -- (0.7%).........................................
  Other Securities........................................              19,965,905       0.7%
                                                                      ------------      -----

INDIA -- (8.4%)...........................................
  HDFC Bank, Ltd..........................................    306,074   15,870,362       0.6%
  Infosys Technologies, Ltd...............................    282,676   18,581,616       0.7%
  #Infosys Technologies, Ltd. Sponsored ADR...............    233,496   15,219,269       0.5%
  Reliance Industries, Ltd................................  1,645,075   36,515,394       1.3%
  Tata Consultancy Services, Ltd..........................    481,215   12,667,589       0.5%
  Other Securities........................................             146,193,541       5.3%
                                                                      ------------      -----
TOTAL INDIA...............................................             245,047,771       8.9%
                                                                      ------------      -----

INDONESIA -- (2.5%).......................................
  PT Astra International Tbk..............................  2,078,561   13,661,027       0.5%
  Other Securities........................................              59,463,387       2.2%
                                                                      ------------      -----
TOTAL INDONESIA...........................................              73,124,414       2.7%
                                                                      ------------      -----

ISRAEL -- (0.0%)..........................................
  Other Securities........................................                      37       0.0%
                                                                      ------------      -----

MALAYSIA -- (3.4%)........................................
  Other Securities........................................              98,899,092       3.6%
                                                                      ------------      -----

MEXICO -- (6.2%)..........................................
  #America Movil S.A.B. de C.V. Series L.................. 22,345,121   64,016,791       2.3%
  #Fomento Economico Mexicano S.A.B. de C.V. Series B & D.  2,109,900   13,267,863       0.5%
  Grupo Mexico S.A.B. de C.V. Series B....................  3,928,317   13,602,050       0.5%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V.............  6,300,780   19,704,134       0.7%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares          Value++ of Net Assets**
                                                   ------          -----   ---------------
MEXICO -- (Continued)...........................
  Other Securities..............................            $   70,617,877       2.6%
                                                            --------------      -----
TOTAL MEXICO....................................               181,208,715       6.6%
                                                            --------------      -----

PERU -- (0.4%)..................................
  Other Securities..............................                11,168,752       0.4%
                                                            --------------      -----

PHILIPPINES -- (0.4%)...........................
  Other Securities..............................                12,189,372       0.5%
                                                            --------------      -----

POLAND -- (1.4%)................................
  Other Securities..............................                39,864,572       1.5%
                                                            --------------      -----

RUSSIA -- (5.0%)................................
  Gazprom OAO Sponsored ADR.....................  3,487,010     59,083,004       2.1%
  Lukoil OAO Sponsored ADR......................    354,178     24,616,048       0.9%
  MMC Norilsk Nickel JSC ADR....................    597,703     16,545,199       0.6%
  Other Securities..............................                45,640,181       1.7%
                                                            --------------      -----
TOTAL RUSSIA....................................               145,884,432       5.3%
                                                            --------------      -----

SOUTH AFRICA -- (7.8%)..........................
  Impala Platinum Holdings, Ltd.................    478,692     14,970,063       0.5%
  MTN Group, Ltd................................  1,659,950     36,468,496       1.3%
  Naspers, Ltd. Series N........................    324,237     19,216,311       0.7%
  #Sasol, Ltd. Sponsored ADR....................    721,569     41,721,120       1.5%
  Standard Bank Group, Ltd......................    861,864     13,536,033       0.5%
  Other Securities..............................               102,788,992       3.8%
                                                            --------------      -----
TOTAL SOUTH AFRICA..............................               228,701,015       8.3%
                                                            --------------      -----

SOUTH KOREA -- (14.3%)..........................
  Hyundai Heavy Industries Co., Ltd.............     39,086     19,548,628       0.7%
  #Hyundai Mobis................................     53,070     17,800,124       0.6%
  Hyundai Motor Co., Ltd........................     95,919     22,123,640       0.8%
  Kia Motors Corp...............................    225,130     16,195,539       0.6%
  LG Chemical, Ltd..............................     32,392     16,092,933       0.6%
  POSCO.........................................     46,060     20,212,768       0.7%
  #Samsung Electronics Co., Ltd.................     95,982     80,171,919       2.9%
  Samsung Electronics Co., Ltd. GDR.............     49,372     20,610,804       0.8%
  #SK Innovation Co., Ltd.......................     51,889     11,287,927       0.4%
  Other Securities..............................               193,951,277       7.1%
                                                            --------------      -----
TOTAL SOUTH KOREA...............................               417,995,559      15.2%
                                                            --------------      -----

TAIWAN -- (11.6%)...............................
  China Steel Corp..............................  9,036,342     11,189,970       0.4%
  Formosa Chemicals & Fiber Co., Ltd............  3,356,445     13,573,038       0.5%
  Formosa Plastics Corp.........................  4,522,648     18,520,887       0.7%
  Hon Hai Precision Industry Co., Ltd...........  5,190,997     19,712,931       0.7%
  HTC Corp......................................    553,558     25,196,124       0.9%
  Nan Ya Plastic Corp...........................  6,052,564     18,590,966       0.7%
  #Taiwan Semiconductor Manufacturing Co., Ltd.. 22,386,808     57,903,170       2.1%
  Other Securities..............................               174,610,573       6.4%
                                                            --------------      -----
TOTAL TAIWAN....................................               339,297,659      12.4%
                                                            --------------      -----

THAILAND -- (1.9%)..............................
  Other Securities..............................                54,725,930       2.0%
                                                            --------------      -----

TURKEY -- (1.6%)................................
  Other Securities..............................                47,787,564       1.7%
                                                            --------------      -----
TOTAL COMMON STOCKS.............................             2,479,677,712      90.4%
                                                            --------------      -----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             Shares           Value++
                                                                                             ------           -----
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................   1,584,132 $   31,396,667
  Cia de Bebidas das Americas SA Preferred ADR............................................     661,939     21,565,973
  Itau Unibanco Holding SA................................................................   1,765,755     41,248,091
  Petroleo Brasilerio SA ADR..............................................................   1,376,550     45,935,474
  Vale SA Series A........................................................................   1,412,691     41,405,531
  Other Securities........................................................................                 61,470,052
                                                                                                       --------------
TOTAL BRAZIL..............................................................................                243,021,788
                                                                                                       --------------
TOTAL PREFERRED STOCKS....................................................................                243,021,788
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................                        106
                                                                                                       --------------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................                     26,088
                                                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................................................                     26,194
                                                                                                       --------------

                                                                                              Face
                                                                                             Amount            Value+
                                                                                             ------            -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.      $6,769      6,769,000
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 188,392,000    188,392,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................        $176        175,640
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                188,567,640
                                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................             $2,918,062,334
                                                                                                       ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................       1.2%
  Cia de Bebidas das Americas SA Preferred ADR............................................       0.8%
  Itau Unibanco Holding SA................................................................       1.5%
  Petroleo Brasilerio SA ADR..............................................................       1.7%
  Vale SA Series A........................................................................       1.5%
  Other Securities........................................................................       2.2%
                                                                                               ------
TOTAL BRAZIL..............................................................................       8.9%
                                                                                               ------
TOTAL PREFERRED STOCKS....................................................................       8.9%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.       0.2%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................       6.9%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................       6.9%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................     106.4%
                                                                                               ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Brazil...................... $132,682,966             --   --    $  132,682,966
  Chile.......................   50,098,578             --   --        50,098,578
  China.......................  100,798,351 $  248,839,028   --       349,637,379
  Colombia....................   10,070,883             --   --        10,070,883
  Czech Republic..............           --     18,089,752   --        18,089,752
  Egypt.......................           --      3,237,365   --         3,237,365
  Hungary.....................           --     19,965,905   --        19,965,905
  India.......................   30,113,356    214,934,415   --       245,047,771
  Indonesia...................           --     73,124,414   --        73,124,414
  Israel......................           --             37   --                37
  Malaysia....................    2,163,060     96,736,032   --        98,899,092
  Mexico......................  181,200,077          8,638   --       181,208,715
  Peru........................   11,168,752             --   --        11,168,752
  Philippines.................           --     12,189,372   --        12,189,372
  Poland......................           --     39,864,572   --        39,864,572
  Russia......................      740,666    145,143,766   --       145,884,432
  South Africa................   64,559,947    164,141,068   --       228,701,015
  South Korea.................    5,334,552    412,661,007   --       417,995,559
  Taiwan......................    9,062,700    330,234,959   --       339,297,659
  Thailand....................   54,725,930             --   --        54,725,930
  Turkey......................      443,693     47,343,871   --        47,787,564
Preferred Stocks..............
  Brazil......................  243,021,788             --   --       243,021,788
Rights/Warrants...............
  Brazil......................          106             --   --               106
  Taiwan......................           --         26,088   --            26,088
Temporary Cash Investments....           --      6,769,000   --         6,769,000
Securities Lending Collateral.           --    188,567,640   --       188,567,640
                               ------------ --------------   --    --------------
TOTAL......................... $896,185,405 $2,021,876,929   --    $2,918,062,334
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                                 Percentage
                                                        Shares      Value++ of Net Assets**
                                                        ------      -----   ---------------
COMMON STOCKS -- (88.6%)...........................
ARGENTINA -- (0.0%)................................
  Other Securities.................................            $          1       0.0%
                                                               ------------      -----

BRAZIL -- (7.4%)...................................
  *Anhanguera Educacional Participacoes SA.........    288,445    6,441,058       0.3%
  *BR Malls Participacoes SA.......................    567,258    5,992,771       0.3%
  *Cia Hering SA...................................    315,490    6,828,397       0.3%
  Diagnosticos Da America SA.......................    507,200    6,809,092       0.3%
  Duratex SA.......................................    624,462    6,569,315       0.3%
  *Localiza Rent a Car SA..........................    268,500    4,616,657       0.2%
  Lojas Renner SA..................................    273,700   10,142,836       0.5%
  Sul America SA...................................    411,948    5,357,524       0.3%
  Totvs SA.........................................    267,020    5,110,585       0.2%
  Other Securities.................................             118,512,845       5.4%
                                                               ------------      -----
TOTAL BRAZIL.......................................             176,381,080       8.1%
                                                               ------------      -----

CHILE -- (2.1%)....................................
  Other Securities.................................              49,538,319       2.3%
                                                               ------------      -----

CHINA -- (12.5%)...................................
  *Brilliance China Automotive Holdings, Ltd....... 11,292,000   11,072,619       0.5%
  #ENN Energy Holdings, Ltd........................  2,178,000    7,441,116       0.3%
  #Lonking Holdings, Ltd...........................  6,648,000    4,905,480       0.2%
 #*Semiconductor Manufacturing International Corp.. 93,483,000    8,383,100       0.4%
  Other Securities.................................             266,309,787      12.2%
                                                               ------------      -----
TOTAL CHINA........................................             298,112,102      13.6%
                                                               ------------      -----

HUNGARY -- (0.1%)..................................
  Other Securities.................................               3,876,120       0.2%
                                                               ------------      -----

INDIA -- (10.0%)...................................
  Other Securities.................................             239,196,971      10.9%
                                                               ------------      -----

INDONESIA -- (3.4%)................................
  PT Charoen Pokphand Indonesia Tbk................ 30,466,000    6,876,300       0.3%
  PT Kalbe Farma Tbk............................... 12,304,238    5,148,026       0.2%
  Other Securities.................................              68,716,159       3.2%
                                                               ------------      -----
TOTAL INDONESIA....................................              80,740,485       3.7%
                                                               ------------      -----

ISRAEL -- (0.0%)...................................
  Other Securities.................................                 651,403       0.0%
                                                               ------------      -----

MALAYSIA -- (5.1%).................................
  Dialog Group Berhad..............................  6,956,692    5,854,232       0.2%
  Other Securities.................................             117,449,179       5.4%
                                                               ------------      -----
TOTAL MALAYSIA.....................................             123,303,411       5.6%
                                                               ------------      -----

MEXICO -- (3.5%)...................................
  Embotelladora Arca S.A.B. de C.V.................  1,891,600   11,485,953       0.5%
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR.......    681,589    6,727,283       0.3%
  Grupo Continental S.A.B. de C.V..................  3,036,559   11,368,928       0.5%
  *Industrias CH S.A.B. de C.V. Series B...........  1,172,808    4,647,750       0.2%
  Other Securities.................................              48,669,626       2.3%
                                                               ------------      -----
TOTAL MEXICO.......................................              82,899,540       3.8%
                                                               ------------      -----

PHILIPPINES -- (2.3%)..............................
  Other Securities.................................              54,232,225       2.5%
                                                               ------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
                                                              ------        -----   ---------------
POLAND -- (2.2%)..........................................
  Other Securities........................................           $   54,175,832       2.5%
                                                                     --------------      -----
SOUTH AFRICA -- (8.4%)....................................
  Adcock Ingram Holdings, Ltd.............................   565,230      5,248,914       0.3%
  AECI, Ltd...............................................   459,895      6,012,681       0.3%
  Aveng, Ltd.............................................. 1,051,746      5,588,707       0.3%
  AVI, Ltd................................................ 1,007,184      4,722,875       0.2%
  Clicks Group, Ltd.......................................   970,964      6,451,141       0.3%
  Foschini Group, Ltd. (The)..............................   672,822      9,287,008       0.4%
  Imperial Holdings, Ltd..................................   380,116      6,746,036       0.3%
  JD Group, Ltd...........................................   983,807      7,191,413       0.3%
  MMI Holdings, Ltd....................................... 1,925,326      4,994,411       0.2%
  Mr. Price Group, Ltd....................................   693,186      7,101,614       0.3%
  PSG Group, Ltd..........................................   742,484      4,936,302       0.2%
  Reunert, Ltd............................................   689,181      6,541,015       0.3%
  Spar Group, Ltd. (The)..................................   622,477      9,234,629       0.4%
  Tongaat-Hulett, Ltd.....................................   629,016      9,191,761       0.4%
  Woolworths Holdings, Ltd................................ 1,576,910      7,197,198       0.4%
  Other Securities........................................               99,891,434       4.6%
                                                                     --------------      -----
TOTAL SOUTH AFRICA........................................              200,337,139       9.2%
                                                                     --------------      -----
SOUTH KOREA -- (13.0%)....................................
  *BS Financial Group, Inc................................   413,910      6,025,284       0.3%
  #CJ Cheiljedang Corp....................................    23,413      5,434,748       0.3%
  Daegu Bank, Ltd.........................................   367,913      6,153,086       0.3%
  *Daelim Industrial Co., Ltd.............................    46,223      5,227,996       0.2%
  Dongbu Insurance Co., Ltd...............................    97,230      4,636,282       0.2%
  *Hyosung T & C Co., Ltd.................................    60,227      4,943,455       0.2%
  #Hyundai Department Store Co., Ltd......................    35,437      5,199,202       0.2%
  #Korea Komho Petrochemical Co., Ltd.....................    28,640      5,458,512       0.3%
  #Woongjin Coway Co., Ltd................................   142,150      4,750,618       0.2%
  *Woori Investment & Securities Co., Ltd.................   252,470      5,068,309       0.2%
  Other Securities........................................              258,070,476      11.8%
                                                                     --------------      -----
TOTAL SOUTH KOREA.........................................              310,967,968      14.2%
                                                                     --------------      -----

TAIWAN -- (12.8%).........................................
  Other Securities........................................              305,365,539      14.0%
                                                                     --------------      -----

THAILAND -- (3.1%)........................................
  Other Securities........................................               74,201,639       3.4%
                                                                     --------------      -----

TURKEY -- (2.7%)..........................................
  Other Securities........................................               64,266,401       2.9%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            2,118,246,175      96.9%
                                                                     --------------      -----
PREFERRED STOCKS -- (2.6%)................................
BRAZIL -- (2.6%)..........................................
  #Braskem SA Preferred A Sponsored ADR...................   259,214      7,732,354       0.4%
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.   368,000      8,980,117       0.4%
  Klabin SA............................................... 1,412,700      5,468,690       0.2%
  *Suzano Papel e Celullose SA............................   488,293      4,804,714       0.2%
  Ultrapar Participacoes SA...............................   267,380      4,673,881       0.2%
  Other Securities........................................               30,973,705       1.4%
                                                                     --------------      -----
TOTAL BRAZIL..............................................               62,633,461       2.8%
                                                                     --------------      -----

INDIA -- (0.0%)...........................................
  Other Securities........................................                  114,700       0.0%
                                                                     --------------      -----

MALAYSIA -- (0.0%)........................................
  Other Securities........................................                   10,455       0.0%
                                                                     --------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            Shares         Value++
                                                                                            ------         -----
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................              $           174
                                                                                                       ---------------
TOTAL PREFERRED STOCKS...................................................................                   62,758,790
                                                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................                           56
                                                                                                       ---------------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................                           --
                                                                                                       ---------------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................                      639,526
                                                                                                       ---------------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................                      103,520
                                                                                                       ---------------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................                      740,593
                                                                                                       ---------------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................                      113,565
                                                                                                       ---------------

TOTAL RIGHTS/WARRANTS....................................................................                    1,597,260
                                                                                                       ---------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount         Value+
                                                                                            ------         -----
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 206,164,900      206,164,900
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................      $1,805        1,804,634
                                                                                                       ---------------

TOTAL SECURITIES LENDING COLLATERAL......................................................                  207,969,534
                                                                                                       ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................               $2,390,571,759
                                                                                                       ===============

                                                                                            Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TOTAL PREFERRED STOCKS...................................................................       2.8%
                                                                                              ------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................       0.1%
                                                                                              ------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TOTAL RIGHTS/WARRANTS....................................................................       0.1%
                                                                                              ------






SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund.......................................................       9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................       0.1%
                                                                                              ------

TOTAL SECURITIES LENDING COLLATERAL......................................................       9.5%
                                                                                              ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................     109.3%
                                                                                              ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               ---------------------------------------------------

                                     Investment in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1          Level 2        Level 3      Total
                               ------------    --------------    ------- ---------------
Common Stocks.................
  Argentina...................           --    $            1      --    $             1
  Brazil...................... $176,381,080                --      --        176,381,080
  Chile.......................   49,538,319                --      --         49,538,319
  China.......................    1,408,043       296,704,059      --        298,112,102
  Hungary.....................           --         3,876,120      --          3,876,120
  India.......................    3,220,694       235,976,277      --        239,196,971
  Indonesia...................      377,789        80,362,696      --         80,740,485
  Israel......................        2,447           648,956      --            651,403
  Malaysia....................       34,460       123,268,951      --        123,303,411
  Mexico......................   82,605,573           293,967      --         82,899,540
  Philippines.................       14,447        54,217,778      --         54,232,225
  Poland......................           --        54,175,832      --         54,175,832
  South Africa................      328,308       200,008,831      --        200,337,139
  South Korea.................    7,079,184       303,888,784      --        310,967,968
  Taiwan......................      709,360       304,656,179      --        305,365,539
  Thailand....................   73,926,838           274,801      --         74,201,639
  Turkey......................           --        64,266,401      --         64,266,401
Preferred Stocks..............
  Brazil......................   62,594,700            38,761      --         62,633,461
  India.......................           --           114,700      --            114,700
  Malaysia....................       10,455                --      --             10,455
  Philippines.................           --               174      --                174
Rights/Warrants...............
  Brazil......................           56                --      --                 56
  China.......................           --                --      --                 --
  Poland......................           --           639,526      --            639,526
  Taiwan......................           --           103,520      --            103,520
  Thailand....................           --           740,593      --            740,593
  Turkey......................      113,565                --      --            113,565
Securities Lending Collateral.           --       207,969,534      --        207,969,534
                               ------------    --------------     ----   ---------------

TOTAL......................... $458,345,318    $1,932,226,441      --    $2,390,571,759
                               ============    ==============     ====   ===============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                              The U.S.      The DFA    The Japanese The Asia Pacific
                                                              Large Cap  International    Small          Small
                                                                Value        Value       Company        Company
                                                               Series       Series        Series         Series
                                                             ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $505,764, $1,489,149,
  $212,417 and $177,875 of securitieson loan, respectively)  $10,388,932  $8,070,656    $1,461,727     $1,087,659
Temporary Cash Investments at Value & Cost                        10,179       8,222         4,276            653
Collateral Received from Securities on Loan at Value & Cost        1,507       1,322         4,474            446
Affiliated Collateral Received from Securities on Loan at
  Value & Cost                                                   523,266   1,646,576       221,672        201,646
Foreign Currencies at Value                                           --      29,913         3,482         17,216
Cash                                                                  --          16            15             16
Receivables:
 Investment Securities Sold                                       11,012      18,234            --            242
 Dividends, Interest and Tax Reclaims                              9,094      35,891        15,620          2,594
 Securities Lending Income                                           516       3,179           173            241
 Fund Shares Sold                                                    687       1,237            --             --
Unrealized Gain on Foreign Currency Contracts                         --          59            12             59
Prepaid Expenses and Other Assets                                     20          14             3              2
                                                             -----------  ----------    ----------     ----------
   Total Assets                                               10,945,213   9,815,319     1,711,454      1,310,774
                                                             -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                524,773   1,647,898       226,146        202,092
 Investment Securities Purchased                                  13,594      35,319         6,040          9,482
 Fund Shares Redeemed                                                362         290         1,382            155
 Due to Advisor                                                      846       1,304           117             90
Unrealized Loss on Foreign Currency Contracts                         --          58            --             18
Accrued Expenses and Other Liabilities                               375         507           109             30
                                                             -----------  ----------    ----------     ----------
   Total Liabilities........................................     539,950   1,685,376       233,794        211,867
                                                             -----------  ----------    ----------     ----------
NET ASSETS                                                   $10,405,263  $8,129,943    $1,477,660     $1,098,907
                                                             ===========  ==========    ==========     ==========
Investments at Cost......................................... $ 7,045,535  $5,713,642    $1,557,062     $  816,651
                                                             ===========  ==========    ==========     ==========
Foreign Currencies at Cost.................................. $        --  $   29,193    $    3,412     $   16,682
                                                             ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                        The United     The        The
                                                         Kingdom   Continental  Canadian     The     The Emerging
                                                          Small       Small      Small     Emerging    Markets
                                                         Company     Company    Company    Markets    Small Cap
                                                          Series     Series      Series     Series      Series
                                                        ---------- ----------- ---------- ---------- ------------
ASSETS:
Investments at Value (including $19,070, $531,267,
  $255,528, $179,800 and $190,411 of securities on
  loan,respectively)                                    $1,264,176 $2,696,514  $  954,271 $2,722,725  $2,182,602
Temporary Cash Investments at Value & Cost                     780        985         606      6,769          --
Collateral Received from Securities on Loan at
  Value & Cost                                                 126      1,787         989        176       1,805
Affiliated Collateral Received from Securities on Loan
  at Value & Cost                                           20,248    565,596     269,460    188,392     206,165
Foreign Currencies at Value............................      2,838     14,698       8,119      7,252       3,600
Cash...................................................         15         16          15      1,212          --
Receivables:
 Investment Securities Sold............................      1,466      1,501          --     23,773       9,980
 Dividends, Interest and Tax Reclaims..................      6,812      5,485         690      6,291       4,060
 Securities Lending Income.............................         18      1,283         210        222         310
 Fund Shares Sold......................................         --         --          --      1,007         860
Unrealized Gain on Foreign Currency
Contracts..............................................         --          1          --          1           1
Prepaid Expenses and Other Assets......................          2          4           2          5           3
                                                        ---------- ----------  ---------- ----------  ----------
   Total Assets........................................  1,296,481  3,287,870   1,234,362  2,957,825   2,409,386
                                                        ---------- ----------  ---------- ----------  ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned......................     20,374    567,383     270,449    188,568     207,970
 Investment Securities Purchased.......................        440      7,303       6,211     21,582       9,111
 Fund Shares Redeemed..................................         26         67          --        141          --
 Due to Advisor........................................        100        217          79        224         357
 Loan Payable..........................................         --         --          --         --         848
Deferred Thailand Capital Gains Tax....................         --         --          --      4,947       4,434
Accrued Expenses and Other Liabilities.................         53         71          18        334          46
                                                        ---------- ----------  ---------- ----------  ----------
   Total Liabilities...................................     20,993    575,041     276,757    215,796     222,766
                                                        ---------- ----------  ---------- ----------  ----------
NET ASSETS............................................. $1,275,488 $2,712,829  $  957,605 $2,742,029  $2,186,620
                                                        ========== ==========  ========== ==========  ==========
Investments at Cost.................................... $1,011,628 $1,974,082  $  772,626 $1,220,216  $1,462,513
                                                        ========== ==========  ========== ==========  ==========
Foreign Currencies at Cost............................. $    2,764 $   14,296  $    7,995 $    7,196  $    3,549
                                                        ========== ==========  ========== ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                        The Asia
                                                                  The U.S.      The DFA    The Japanese Pacific
                                                                    Large    International    Small      Small
                                                                  Cap Value      Value       Company    Company
                                                                   Series       Series        Series     Series
                                                                 ----------  ------------- ------------ --------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $8,897, $1,277
   and $419, respectively)...................................... $   80,274   $  113,603     $ 16,987   $ 14,565
 Interest.......................................................         15           16            4          2
 Income from Securities Lending.................................      2,935        5,858          991      1,261
                                                                 ----------   ----------     --------   --------
     Total Investment Income....................................     83,224      119,477       17,982     15,828
                                                                 ----------   ----------     --------   --------
Expenses
 Investment Advisory Services Fees..............................      4,740        7,445          688        501
 Accounting & Transfer Agent Fees...............................        449          357           76         59
 Custodian Fees.................................................         47          565          130        201
 Shareholders' Reports..........................................         24           19            3          2
 Directors'/Trustees' Fees & Expenses...........................         60           46            9          6
 Professional Fees..............................................         91           71           12          8
 Other..........................................................         36           69           10          7
                                                                 ----------   ----------     --------   --------
     Total Expenses.............................................      5,447        8,572          928        784
                                                                 ----------   ----------     --------   --------
 Net Investment Income (Loss)...................................     77,777      110,905       17,054     15,044
                                                                 ----------   ----------     --------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................    284,130      132,766        7,570     40,183
   Futures......................................................    (12,647)          --           --         --
   Foreign Currency Transactions................................         --        1,257         (238)       227
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  1,503,303      778,946      120,239     74,355
   Translation of Foreign Currency Denominated Amounts..........         --          338         (180)        43
                                                                 ----------   ----------     --------   --------
 Net Realized and Unrealized Gain (Loss)........................  1,774,786      913,307      127,391    114,808
                                                                 ----------   ----------     --------   --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $1,852,563   $1,024,212     $144,445   $129,852
                                                                 ==========   ==========     ========   ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                      The United     The
                                                       Kingdom   Continental The Canadian    The     The Emerging
                                                        Small       Small       Small      Emerging    Markets
                                                       Company     Company     Company     Markets    Small Cap
                                                        Series     Series       Series      Series      Series
                                                      ---------- ----------- ------------ --------   ------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1,
   $3,300, $1,169, $1,822 and $1,342, respectively)..  $ 16,043   $ 21,125     $  6,617   $ 22,931     $ 16,458
 Interest............................................         1          8            4          8            9
 Income from Securities Lending......................       164      3,885        1,270      1,335        1,751
                                                       --------   --------     --------   --------     --------
     Total Investment Income.........................    16,208     25,018        7,891     24,274       18,218
                                                       --------   --------     --------   --------     --------
Expenses
 Investment Advisory Services Fees...................       560      1,148          408      1,293        1,961
 Accounting & Transfer Agent Fees....................        64        119           50        132          103
 Custodian Fees......................................        40        298           74        901          753
 Shareholders' Reports...............................         3          5            1          7            4
 Directors'/Trustees' Fees & Expenses................         6         13            4         16           11
 Professional Fees...................................         9         19            5         59           24
 Other...............................................         7         19            4         29           17
                                                       --------   --------     --------   --------     --------
     Total Expenses..................................       689      1,621          546      2,437        2,873
                                                       --------   --------     --------   --------     --------
Net Investment Income (Loss)                             15,519     23,397        7,345     21,837       15,345
                                                       --------   --------     --------   --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:........................
   Investment Securities Sold........................    13,539     27,303       29,066    136,468       77,002
   Futures...........................................        --       (287)          --         --           --
   Foreign Currency Transactions.....................       184        319           94        368**       (273)**
 Change in Unrealized Appreciation (Depreciation)
   of:...............................................
   Investment Securities and Foreign Currency........   158,143    398,412      138,753    130,547       44,013
   Translation of Foreign Currency Denominated
     Amounts.........................................       163        159          (23)         3           69
 Change in Deferred Thailand Capital Gains Tax.......        --         --           --       (519)        (437)
                                                       --------   --------     --------   --------     --------
 Net Realized and Unrealized Gain (Loss)                172,029    425,906      167,890    266,867      120,374
                                                       --------   --------     --------   --------     --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                           $187,548   $449,303     $175,235   $288,704     $135,719
                                                       ========   ========     ========   ========     ========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     The U.S.                 The DFA
                                                                 Large Cap Value        International Value
                                                                      Series                  Series
                                                             -----------------------  ----------------------
                                                             Six Months      Year     Six Months     Year
                                                                Ended       Ended        Ended      Ended
                                                              April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                2011         2010        2011        2010
                                                             -----------  ----------  ----------- ----------
                                                             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $    77,777  $  167,346  $  110,905  $  164,482
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     284,130     638,095     132,766     360,748
   Futures..................................................     (12,647)         --          --          --
   Foreign Currency Transactions............................          --          --       1,257        (156)
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............   1,503,303     678,724     778,946     182,952
   Translation of Foreign Currency Denominated Amounts......          --          --         338         537
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................   1,852,563   1,484,165   1,024,212     708,563
                                                             -----------  ----------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     625,011     512,765     303,154     611,794
  Withdrawals...............................................    (888,711)   (688,930)   (117,056)   (592,688)
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    (263,700)   (176,165)    186,098      19,106
                                                             -----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................   1,588,863   1,308,000   1,210,310     727,669
Net Assets
  Beginning of Period.......................................   8,816,400   7,508,400   6,919,633   6,191,964
                                                             -----------  ----------  ----------  ----------
  End of Period............................................. $10,405,263  $8,816,400  $8,129,943  $6,919,633
                                                             ===========  ==========  ==========  ==========

                                                                  The Japanese
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   17,054  $   23,032
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................      7,570     (15,709)
   Futures..................................................         --          --
   Foreign Currency Transactions............................       (238)        792
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    120,239        (460)
   Translation of Foreign Currency Denominated Amounts......       (180)        315
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    144,445       7,970
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    134,547      61,990
  Withdrawals...............................................    (12,932)    (41,396)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    121,615      20,594
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    266,060      28,564
Net Assets
  Beginning of Period.......................................  1,211,600   1,183,036
                                                             ----------  ----------
  End of Period............................................. $1,477,660  $1,211,600
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The Asia Pacific      The United Kingdom
                                                                 Small Company          Small Company
                                                                    Series                 Series
                                                             --------------------  ----------------------
                                                             Six Months    Year    Six Months     Year
                                                                Ended     Ended       Ended      Ended
                                                              April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                2011       2010       2011        2010
                                                             ----------- --------  ----------- ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   15,044  $ 28,020  $   15,519  $   24,392
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     40,183    46,684      13,539      35,525
   Futures..................................................         --        --          --          --
   Foreign Currency Transactions............................        227       (20)        184         126
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     74,355   129,509     158,143     152,112
   Translation of Foreign Currency Denominated Amounts......         43       (75)        163         (30)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    129,852   204,118     187,548     212,125
                                                             ----------  --------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     59,832    85,604      52,839      59,131
  Withdrawals...............................................    (25,915)  (35,581)     (1,593)     (5,034)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...     33,917    50,023      51,246      54,097
                                                             ----------  --------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................    163,769   254,141     238,794     266,222
Net Assets
  Beginning of Period.......................................    935,138   680,997   1,036,694     770,472
                                                             ----------  --------  ----------  ----------
  End of Period............................................. $1,098,907  $935,138  $1,275,488  $1,036,694
                                                             ==========  ========  ==========  ==========

                                                                 The Continental
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   23,397  $   38,583
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     27,303      72,573
   Futures..................................................       (287)         --
   Foreign Currency Transactions............................        319         811
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    398,412     156,901
   Translation of Foreign Currency Denominated Amounts......        159          30
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    449,303     268,898
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    195,707     199,653
  Withdrawals...............................................     (4,665)    (26,959)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    191,042     172,694
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    640,345     441,592
Net Assets
  Beginning of Period.......................................  2,072,484   1,630,892
                                                             ----------  ----------
  End of Period............................................. $2,712,829  $2,072,484
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                 The Canadian
                                                                 Small Company           The Emerging
                                                                    Series              Markets Series
                                                             --------------------  -----------------------
                                                             Six Months    Year    Six Months      Year
                                                                Ended     Ended       Ended       Ended
                                                              April 30,  Oct. 31,   April 30,    Oct. 31,
                                                                2011       2010       2011         2010
                                                             ----------- --------  -----------  ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                $  7,345   $  5,240  $   21,837   $   48,891
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   29,066      6,585     136,468      160,587
   Foreign Currency Transactions                                    94         40         368**        541
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                  138,753    168,950     130,547      337,045
   Translation of Foreign Currency Denominated Amounts             (23)       (11)          3           (5)
  Change in Deferred Thailand Capital Gains Tax.............        --         --        (519)      (2,275)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................   175,235    180,804     288,704      544,784
                                                              --------   --------  ----------   ----------
Transactions in Interest:...................................
  Contributions.............................................   126,648    117,737     126,062      199,169
  Withdrawals...............................................    (8,000)        --    (202,230)    (323,776)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) from Transactions in Interest...   118,648    117,737     (76,168)    (124,607)
                                                              --------   --------  ----------   ----------
    Total Increase (Decrease) in Net Assets.................   293,883    298,541     212,536      420,177
Net Assets
  Beginning of Period.......................................   663,722    365,181   2,529,493    2,109,316
                                                              --------   --------  ----------   ----------
  End of Period.............................................  $957,605   $663,722  $2,742,029   $2,529,493
                                                              ========   ========  ==========   ==========

                                                                    The Emerging
                                                                 Markets Small Cap
                                                                       Series
                                                             ------------------------
                                                              Six Months       Year
                                                                Ended         Ended
                                                              April 30,      Oct. 31,
                                                                 2011          2010
                                                             ----------    ----------
                                                                    (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   15,345    $   30,699
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    77,002       102,089
   Foreign Currency Transactions                                   (273)**         77**
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                    44,013       382,774
   Translation of Foreign Currency Denominated Amounts               69           (76)
  Change in Deferred Thailand Capital Gains Tax.............       (437)       (3,052)
                                                             ----------    ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................    135,719       512,511
                                                             ----------    ----------
Transactions in Interest:...................................
  Contributions.............................................    215,115       344,585
  Withdrawals...............................................    (45,570)     (143,713)
                                                             ----------    ----------
    Net Increase (Decrease) from Transactions in Interest...    169,545       200,872
                                                             ----------    ----------
    Total Increase (Decrease) in Net Assets.................    305,264       713,383
Net Assets
  Beginning of Period.......................................  1,881,356     1,167,973
                                                             ----------    ----------
  End of Period............................................. $2,186,620    $1,881,356
                                                             ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                 The U.S. Large Cap Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       22.06%(C)      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $10,405,263     $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to
 Average Net
 Assets.................        0.12%(B)       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment
 Income to Average
 Net Assets.............        1.66%(B)       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover
 Rate...................           7%(C)         28%         29%         19%(C)            9%          13%
-----------------------------------------------------------------------------------------------------------


                                                The DFA International Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       14.62%(C)      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $ 8,129,943     $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to
 Average Net
 Assets.................        0.23%(B)       0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment
 Income to Average
 Net Assets.............        3.01%(B)       2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover
 Rate...................           5%(C)         20%         18%         16%(C)           16%           8%
-----------------------------------------------------------------------------------------------------------

                          The U.S. Large Cap Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  14.66%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $5,831,587
Ratio of Expenses to
 Average Net
 Assets.................                   0.14%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   1.56%
Portfolio Turnover
 Rate...................                      9%
------------------------------------------------------------

                         The DFA International Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  15.61%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $4,367,698
Ratio of Expenses to
 Average Net
 Assets.................                   0.27%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   2.71%
Portfolio Turnover
 Rate...................                     10%
------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                            The Japanese Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      11.85%(C)       0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%      31.03%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,477,660     $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722   $1,151,429
Ratio of Expenses to Average
 Net Assets...................       0.14%(B)       0.14%       0.15%       0.13%(B)        0.13%        0.14%        0.22%
Ratio of Net Investment
 Income to Average Net Assets.       2.50%(B)       1.95%       2.15%       2.64%(B)        1.94%        1.68%        1.51%
Portfolio Turnover Rate.......          3%(C)         10%          7%         10%(C)           9%           9%           6%
---------------------------------------------------------------------------------------------------------------------------

                                                          The Asia Pacific Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      13.66%(C)      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%        9.30%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,098,907     $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627   $  395,923
Ratio of Expenses to Average
 Net Assets...................       0.16%(B)       0.17%       0.18%       0.15%(B)        0.15%        0.17%        0.27%
Ratio of Net Investment
 Income to Average Net Assets.       3.03%(B)       3.64%       4.00%       4.33%(B)        3.58%        4.19%        4.33%
Portfolio Turnover Rate.......          9%(C)         18%         23%         20%(C)          25%          14%          10%
---------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..........................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                  The United Kingdom Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      17.06%(C)      25.94%      43.51%     (50.77)%(C)       2.42%      44.80%    12.88%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $1,275,488     $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826  $643,038
Ratio of Expenses to
 Average Net Assets......       0.12%(B)       0.13%       0.14%       0.12%(B)        0.12%       0.13%     0.22%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.80%(B)       2.86%       4.02%       3.79%(B)        2.72%       2.70%     3.19%
Portfolio Turnover Rate..          4%(C)         15%         10%         25%(C)          12%          8%       12%
------------------------------------------------------------------------------------------------------------------

                                                    The Continental Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      20.33%(C)      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%    18.97%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,712,829     $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194  $981,938
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.16%       0.14%(B)        0.14%       0.15%     0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.06%(B)       2.24%       2.93%       3.49%(B)        2.16%       2.27%     2.16%
Portfolio Turnover Rate..          3%(C)         12%          7%         18%(C)          12%          7%       18%
------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                     The Canadian Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,           Period
                              Ended        Ended       Ended        2007 to      April 2, 2007(a)
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,            to
                              2011          2010        2009          2008        Nov. 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      25.47%(C)      43.17%      61.67%     (56.44)%(C)         10.20%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $  957,605     $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.82%(B)       1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate..          9%(C)         10%         23%         21%(C)              6%(C)
-----------------------------------------------------------------------------------------------------------------------------

                                                              The Emerging Markets Series
                          ---------------------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,            Year              Year        Year
                              Ended        Ended       Ended        2007 to           Ended             Ended       Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,          Nov. 30,    Nov. 30,
                              2011          2010        2009          2008             2007              2006        2005
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      11.76%(C)      27.04%      53.99%     (48.15)%(C)         42.62%            31.87%      31.23%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,742,029     $2,529,493  $2,109,316  $1,624,524         $3,707,790        $2,414,971  $1,852,565
Ratio of Expenses to
 Average Net Assets......       0.19%(B)       0.19%       0.20%       0.18%(B)           0.19%             0.20%       0.27%
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.70%(B)       2.18%       2.57%       3.00%(B)           2.52%             2.54%       3.70%
Portfolio Turnover Rate..          6%(C)         12%         14%         19%(C)              7%               11%          9%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                      The Emerging Markets Small Cap Series
                               ------------------------------------------------------------------------------------
                                                                         Period
                                Six Months       Year        Year       Dec. 1,        Year       Year      Year
                                   Ended        Ended       Ended       2007 to       Ended      Ended     Ended
                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,   Nov. 30,  Nov. 30,
                                   2011          2010        2009         2008         2007       2006      2005
-------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................       6.45%(C)      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%    24.85%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,186,620     $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529  $545,271
Ratio of Expenses to Average
 Net Assets...................       0.30%(B)       0.32%       0.33%     0.30%(B)        0.31%     0.34%     0.49%
Ratio of Net Investment
 Income to Average Net Assets.       1.58%(B)       2.16%       2.52%     3.07%(B)        1.94%     2.39%     2.70%
Portfolio Turnover Rate.......          8%(C)         15%         13%       19%(C)          16%       18%        8%
-------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $255
                 The DFA International Value Series......  199
                 The Japanese Small Company Series.......   42
                 The Asia Pacific Small Company Series...   21
                 The United Kingdom Small Company Series.   24
                 The Continental Small Company Series....   51
                 The Canadian Small Company Series.......   12
                 The Emerging Markets Series.............   68
                 The Emerging Markets Small Cap Series...   36

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases  Sales
                                                   --------- --------
          The U.S. Large Cap Value Series......... $661,050  $848,904
          The DFA International Value Series......  651,422   376,563
          The Japanese Small Company Series.......  172,277    40,281
          The Asia Pacific Small Company Series...  129,912    88,013
          The United Kingdom Small Company Series.  106,687    43,591
          The Continental Small Company Series....  284,846    74,374
          The Canadian Small Company Series.......  187,221    70,990

                                                  Purchases  Sales
                                                  --------- --------
           The Emerging Markets Series........... $157,324  $227,516
           The Emerging Markets Small Cap Series.  342,525   159,184

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                              Mark to Market Realized Gains
                                              -------------- --------------
     The Japanese Small Company Series.......    $   715         $   32
     The Asia Pacific Small Company Series...     20,807            310
     The United Kingdom Small Company Series.      2,607             --
     The Continental Small Company Series....        328          6,878
     The Canadian Small Company Series.......     10,180          2,733
     The Emerging Markets Series.............        462             --
     The Emerging Markets Small Cap Series...        718            293

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $7,580,502   $3,384,626    $ (41,244)     $3,343,382
The DFA International Value Series......  7,369,966    2,452,488      (95,678)      2,356,810
The Japanese Small Company Series.......  1,788,780      180,217     (276,848)        (96,631)
The Asia Pacific Small Company Series...  1,023,520      382,078     (115,194)        266,884
The United Kingdom Small Company Series.  1,037,370      384,396     (136,436)        247,960
The Continental Small Company Series....  2,543,762      946,294     (225,174)        721,120
The Canadian Small Company Series.......  1,043,681      263,584      (81,939)        181,645
The Emerging Markets Series.............  1,415,979    1,520,666      (18,583)      1,502,083
The Emerging Markets Small Cap Series...  1,671,048      824,124     (104,600)        719,524

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Location on the Statements        Equity
                                                  of Operations             Contracts
                                       ------------------------------------ ----------
The U.S. Large Cap Value Series*...... Net Realized Gain (Loss) on Futures  $(12,647)
The Continental Small Company Series*. Net Realized Gain (Loss) on Futures      (287)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of  Interest Maximum Amount
                                            Average      Average       Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding Incurred   the Period
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.94%        $8,294        11        $ 2        $15,367
The DFA International Value Series......     0.91%         1,607        5          --          4,688
The Japanese Small Company Series.......     0.92%         2,430        2          --          4,628
The Asia Pacific Small Company Series...     0.93%           430        11         --          1,047
The United Kingdom Small Company Series.     0.94%           135        12         --          1,227
The Emerging Markets Series.............     0.91%         4,846        29          4         15,798
The Emerging Markets Small Cap Series...     0.90%         3,410        14          1          5,314

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   At April 30, 2011, The Emerging Markets Small Cap Series had a loan outstanding in the amount of $848 (in thousands).

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral with a market value of $91,717 and $75, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2011

     EXPENSE TABLE
                                    Beginning  Ending                Expenses
                                     Account  Account     Annualized   Paid
                                      Value    Value       Expense    During
                                    11/01/10  04/30/11      Ratio*   Period*
                                    --------- ---------   ---------- --------
     Actual Fund Return............ $1,000.00 $1,095.36     0.18%     $0.94
     Hypothetical 5% Annual Return. $1,000.00 $1,023.90     0.18%     $0.90

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                     Dimensional Emerging Markets Value Fund
                     Consumer Discretionary..........  8.1%
                     Consumer Staples................  5.9%
                     Energy.......................... 16.7%
                     Financials...................... 30.3%
                     Health Care.....................  0.6%
                     Industrials..................... 10.8%
                     Information Technology..........  6.8%
                     Materials....................... 17.6%
                     Other...........................   --
                     Real Estate Investment Trusts...   --
                     Telecommunication Services......  1.9%
                     Utilities.......................  1.3%
                                                      -----
                                                      100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -----       ---------------
COMMON STOCKS -- (88.0%)
BRAZIL -- (7.7%)
  Banco Santander Brasil SA ADR                              11,387,872 $  132,213,194       0.9%
  BM&F Bovespa SA                                            27,844,267    209,026,693       1.3%
  #BRF - Brasil Foods SA ADR                                  2,898,191     60,021,536       0.4%
  #Petroleo Brasileiro SA ADR                                 8,044,663    300,307,270       1.9%
  Other Securities                                                         590,630,476       3.8%
                                                                        --------------      -----
TOTAL BRAZIL                                                             1,292,199,169       8.3%
                                                                        --------------      -----

CHILE -- (2.0%)
  Empresas CMPC SA                                            1,514,513     84,048,975       0.5%
  #Enersis SA Sponsored ADR                                   3,029,239     64,704,545       0.4%
  Other Securities                                                         188,074,737       1.2%
                                                                        --------------      -----
TOTAL CHILE                                                                336,828,257       2.1%
                                                                        --------------      -----

CHINA -- (13.2%)
  #Bank of China, Ltd.                                      679,449,331    376,940,711       2.4%
  #Bank of Communications Co., Ltd.                          71,838,704     76,084,287       0.5%
  China Citic Bank Corp., Ltd.                               88,050,716     63,188,308       0.4%
  China Construction Bank Corp.                              77,940,940     73,904,552       0.5%
  China Petroleum & Chemical Corp.                           87,408,289     88,104,958       0.6%
  #China Petroleum & Chemical Corp. ADR                         855,368     86,195,433       0.5%
  #China Unicom Hong Kong, Ltd. ADR                           6,160,737    126,048,679       0.8%
  Other Securities                                                       1,311,631,181       8.4%
                                                                        --------------      -----
TOTAL CHINA                                                              2,202,098,109      14.1%
                                                                        --------------      -----

CZECH REPUBLIC -- (0.3%)
  Other Securities                                                          42,947,874       0.3%
                                                                        --------------      -----

HUNGARY -- (0.9%)
 #*OTP Bank P.L.C.                                            2,633,742     93,504,071       0.6%
  Other Securities                                                          55,376,670       0.3%
                                                                        --------------      -----
TOTAL HUNGARY                                                              148,880,741       0.9%
                                                                        --------------      -----

INDIA -- (8.2%)
  *Hindalco Industries, Ltd.                                 13,050,819     63,739,905       0.4%
  #ICICI Bank, Ltd. Sponsored ADR                             3,332,795    167,972,868       1.1%
  Reliance Industries, Ltd.                                  10,494,511    232,944,520       1.5%
  Other Securities                                                         909,972,988       5.8%
                                                                        --------------      -----
TOTAL INDIA                                                              1,374,630,281       8.8%
                                                                        --------------      -----

INDONESIA -- (3.1%)
  PT Bumi Resources Tbk                                     280,320,500    112,640,639       0.7%
  Other Securities                                                         404,685,413       2.6%
                                                                        --------------      -----
TOTAL INDONESIA                                                            517,326,052       3.3%
                                                                        --------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                           1,935,402       0.0%
                                                                        --------------      -----

MALAYSIA -- (3.0%)
  Other Securities                                                         505,226,583       3.2%
                                                                        --------------      -----

MEXICO -- (5.1%)
 #*Alfa S.A.B. de C.V. Series A                               4,088,867     60,773,400       0.4%
 #*Cemex S.A.B. de C.V. Sponsored ADR                        12,041,259    104,518,131       0.7%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR     1,819,711    114,459,822       0.7%
  Grupo Mexico S.A.B. de C.V. Series B                       24,866,224     86,100,896       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -----       ---------------
MEXICO -- (Continued)
  Other Securities                                      $  482,096,392       3.1%
                                                        --------------      -----
TOTAL MEXICO                                               847,948,641       5.4%
                                                        --------------      -----

PHILIPPINES -- (0.7%)
  Other Securities                                         120,116,570       0.8%
POLAND -- (2.0%)
  *Polski Koncern Naftowy Orlen SA            5,310,008    110,676,798       0.7%
  Other Securities                                         222,750,326       1.4%
                                                        --------------      -----
TOTAL POLAND                                               333,427,124       2.1%
                                                        --------------      -----

RUSSIA -- (5.3%)
  Gazprom OAO Sponsored ADR                  40,355,438    683,772,202       4.4%
  Lukoil OAO Sponsored ADR                    2,280,971    158,531,847       1.0%
  Other Securities                                          36,483,467       0.2%
                                                        --------------      -----
TOTAL RUSSIA                                               878,787,516       5.6%
                                                        --------------      -----

SOUTH AFRICA -- (7.4%)
  ABSA Group, Ltd.                            4,102,878     84,982,853       0.5%
  Gold Fields, Ltd. Sponsored ADR             8,246,089    147,110,228       0.9%
  Nedbank Group, Ltd.                         2,742,435     61,104,932       0.4%
  Sanlam, Ltd.                               28,700,406    123,107,886       0.8%
  Standard Bank Group, Ltd.                   5,556,368     87,265,717       0.6%
  #Steinhoff International Holdings, Ltd.    15,446,217     59,166,634       0.4%
  Other Securities                                         682,266,718       4.4%
                                                        --------------      -----
TOTAL SOUTH AFRICA                                       1,245,004,968       8.0%
                                                        --------------      -----

SOUTH KOREA -- (13.4%)
  Hana Financial Group, Inc.                  2,249,314     95,435,538       0.6%
  #Hyundai Motor Co., Ltd.                      808,044    186,374,700       1.2%
 #*KB Financial Group, Inc. ADR               2,704,559    144,125,949       0.9%
  #LG Display Co., Ltd. ADR                   3,695,836     65,859,798       0.4%
  #LG Electronics, Inc.                       1,013,377     97,558,535       0.6%
  #POSCO ADR                                  1,371,214    151,244,904       1.0%
  Samsung Corp                                1,105,770     80,104,872       0.5%
  #Samsung SDI Co., Ltd.                        350,064     62,728,387       0.4%
  Shinhan Financial Group Co., Ltd.           2,734,497    134,149,237       0.9%
  #Shinhan Financial Group Co., Ltd. ADR        802,794     77,887,074       0.5%
  Other Securities                                       1,153,663,316       7.4%
                                                        --------------      -----
TOTAL SOUTH KOREA                                        2,249,132,310      14.4%
                                                        --------------      -----

TAIWAN -- (11.7%)
 #*AU Optronics Corp. Sponsored ADR           7,615,683     61,687,032       0.4%
 #*Chimei Innolux Corp.                      57,224,389     58,904,264       0.4%
  Chinatrust Financial Holdings Co., Ltd.    63,452,646     58,296,613       0.4%
  First Financial Holding Co., Ltd.          62,688,366     58,162,950       0.3%
  Fubon Financial Holding Co., Ltd.          45,381,501     66,664,005       0.4%
  Mega Financial Holding Co., Ltd.           84,568,731     73,886,615       0.5%
  #United Microelectronics Corp.            146,596,681     76,516,058       0.5%
  Other Securities                                       1,505,232,998       9.6%
                                                        --------------      -----
TOTAL TAIWAN                                             1,959,350,535      12.5%
                                                        --------------      -----

THAILAND -- (2.1%)
  Other Securities                                         359,399,297       2.3%
                                                        --------------      -----

TURKEY -- (1.9%)
  Other Securities                                         310,992,722       2.0%
                                                        --------------      -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED




                                                                                                    Shares         Value++
                                                                                                    ------         -----
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................               $     6,279,425
                                                                                                           ---------------
TOTAL COMMON STOCKS.........................................................................                14,732,511,576
                                                                                                           ---------------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................    10,516,809     350,945,916
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................     7,223,910      73,928,904
  Other Securities..........................................................................                   350,831,763
                                                                                                           ---------------
TOTAL BRAZIL................................................................................                   775,706,583
                                                                                                           ---------------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................                       270,524
                                                                                                           ---------------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................                        90,163
                                                                                                           ---------------
TOTAL PREFERRED STOCKS......................................................................                   776,067,270
                                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................                         5,999
                                                                                                           ---------------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................                            --
                                                                                                           ---------------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................                       762,367
                                                                                                           ---------------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................                       168,290
                                                                                                           ---------------
TOTAL RIGHTS/WARRANTS.......................................................................                       936,656
                                                                                                           ---------------
                                                                                                 Face
                                                                                                Amount         Value+
                                                                                                ------         -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................      $134,341     134,341,000
                                                                                                           ---------------

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                                ------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................ 1,097,100,048   1,097,100,048
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................          $112         111,912
                                                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 1,097,211,960
                                                                                                           ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................               $16,741,068,462
                                                                                                           ===============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      94.1%
                                                                                                 ------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................       2.2%
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................       0.5%
  Other Securities..........................................................................       2.2%
                                                                                                 ------
TOTAL BRAZIL................................................................................       4.9%
                                                                                                 ------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL PREFERRED STOCKS......................................................................       4.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------




TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................       0.9%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................       7.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       7.0%
                                                                                                 ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................     106.9%
                                                                                                 ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                               --------------------------------------------------------

                                       Investment in Securities (Market Value)
                               --------------------------------------------------------
                                  Level 1            Level 2         Level 3      Total
                               --------------    ----------------    ------- ----------------
Common Stocks.................
  Brazil...................... $1,292,199,169                  --      --    $  1,292,199,169
  Chile.......................    336,828,257                  --      --         336,828,257
  China.......................    241,703,359    $  1,960,394,750      --       2,202,098,109
  Czech Republic..............             --          42,947,874      --          42,947,874
  Hungary.....................             --         148,880,741      --         148,880,741
  India.......................    198,824,101       1,175,806,180      --       1,374,630,281
  Indonesia...................      4,335,587         512,990,465      --         517,326,052
  Israel......................         30,499           1,904,903      --           1,935,402
  Malaysia....................      8,882,748         496,343,835      --         505,226,583
  Mexico......................    847,129,147             819,494      --         847,948,641
  Philippines.................             --         120,116,570      --         120,116,570
  Poland......................             --         333,427,124      --         333,427,124
  Russia......................             --         878,787,516      --         878,787,516
  South Africa................    231,930,817       1,013,074,151      --       1,245,004,968
  South Korea.................    460,707,680       1,788,424,630      --       2,249,132,310
  Taiwan......................     61,687,032       1,897,663,503      --       1,959,350,535
  Thailand....................    359,399,297                  --      --         359,399,297
  Turkey......................      6,881,917         304,110,805      --         310,992,722
  United States...............      6,279,425                  --      --           6,279,425
Preferred Stocks..............
  Brazil......................    775,706,583                  --      --         775,706,583
  India.......................             --             270,524      --             270,524
  Malaysia....................         90,163                  --      --              90,163
Rights/Warrants...............
  Brazil......................          5,999                  --      --               5,999
  China.......................             --                  --      --                  --
  Poland......................             --             762,367      --             762,367
  Taiwan......................             --             168,290      --             168,290
Temporary Cash Investments....             --         134,341,000      --         134,341,000
Securities Lending Collateral.             --       1,097,211,960      --       1,097,211,960
                               --------------    ----------------     ----   ----------------

TOTAL......................... $4,832,621,780     $11,908,446,682      --     $16,741,068,462
                               ==============    ================     ====   ================

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,020,998 of securities on loan)       $15,509,516
Temporary Cash Investments at Value & Cost                                  134,341
Collateral Received from Securities on Loan at Value & Cost                     112
Affiliated Collateral Received from Securities on Loan at Value & Cost    1,097,100
Foreign Currencies at Value                                                  18,572
Cash                                                                         17,834
Receivables:
 Investment Securities Sold                                                   9,929
 Dividends, Interest and Tax Reclaims                                        27,992
 Fund Shares Sold                                                            18,600
 Securities Lending Income                                                      800
Unrealized Gain on Foreign Currency Contracts                                    65
Prepaid Expenses and Other Assets                                                18
                                                                        -----------
   Total Assets                                                          16,834,879
                                                                        -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                         1,097,212
 Investment Securities Purchased                                             57,409
 Fund Shares Redeemed                                                            84
 Due to Advisor                                                               1,270
Deferred Thailand Capital Gains Tax                                          22,797
Accrued Expenses and Other Liabilities                                          569
                                                                        -----------
   Total Liabilities                                                      1,179,341
                                                                        -----------
NET ASSETS                                                              $15,655,538
                                                                        ===========
Investments at Cost                                                     $11,255,646
                                                                        ===========
Foreign Currencies at Cost                                              $    18,146
                                                                        ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

 Investment Income
  Dividends (Net of Foreign Taxes Withheld of $8,179)............ $   95,140
  Interest.......................................................         54
  Income from Securities Lending.................................      4,382
                                                                  ----------
    Total Investment Income......................................     99,576
                                                                  ----------
 Expenses
  Investment Advisory Services Fees..............................      6,755
  Accounting & Transfer Agent Fees...............................        637
  Custodian Fees.................................................      4,405
  Shareholders' Reports..........................................         26
  Directors'/Trustees' Fees & Expenses...........................         72
  Professional Fees..............................................        167
  Other..........................................................        151
                                                                  ----------
    Total Expenses...............................................     12,213
                                                                  ----------
  Net Investment Income (Loss)...................................     87,363
                                                                  ----------
 Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:...................................
    Investment Securities Sold...................................    192,268
    Foreign Currency Transactions................................     (1,508)**
  Change in Unrealized Appreciation (Depreciation) of:...........
    Investment Securities and Foreign Currency...................  1,023,743
    Translation of Foreign Currency Denominated Amounts..........        227
  Change in Deferred Thailand Capital Gains Tax..................     (6,494)
                                                                  ----------
  Net Realized and Unrealized Gain (Loss)........................  1,208,236
                                                                  ----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $1,295,599
                                                                  ==========

--------
** Net of foreign capital gain taxes withheld of $683.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                         Six Months         Year
                                                                            Ended          Ended
                                                                          April 30,       Oct. 31,
                                                                            2011            2010
                                                                        -----------    -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss).......................................... $    87,363    $   171,366
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................     192,268        591,224
   Foreign Currency Transactions.......................................      (1,508)**      (3,254)**
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................   1,023,743      1,841,702
   Translation of Foreign Currency Denominated Amounts.................         227           (154)
 Change in Deferred Thailand Capital Gains Tax.........................      (6,494)       (10,266)
                                                                        -----------    -----------

     Net Increase (Decrease) in Net Assets Resulting from Operations...   1,295,599      2,590,618
                                                                        -----------    -----------
Transactions in Interest:
 Contributions.........................................................   2,673,962      2,372,583
 Withdrawals...........................................................    (231,978)    (1,010,371)
                                                                        -----------    -----------

     Net Increase (Decrease) from Transactions in Interest.............   2,441,984      1,362,212
                                                                        -----------    -----------
     Total Increase (Decrease) in Net Assets...........................   3,737,583      3,952,830
Net Assets
 Beginning of Period...................................................  11,917,955      7,965,125
                                                                        -----------    -----------
 End of Period......................................................... $15,655,538    $11,917,955
                                                                        ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $683 and $1,806, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                     Six Months        Year        Year         Period          Year        Year        Year
                                        Ended         Ended       Ended      Dec. 1, 2007      Ended       Ended       Ended
                                      April 30,      Oct. 31,    Oct. 31,         to          Nov. 30,    Nov. 30,    Nov. 30,
                                        2011           2010        2009      Oct. 31, 2008      2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Total Return......................        9.54%(C)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%      31.60%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................... $15,655,538     $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912  $2,417,064
Ratio of Expenses to Average Net
  Assets..........................        0.18%(B)        0.19%       0.21%        0.19%(B)        0.19%       0.22%       0.29%
Ratio of Net Investment Income to
  Average Net Assets..............        1.30%(B)        1.81%       2.17%        3.19%(B)        2.50%       2.57%       3.23%
Portfolio Turnover Rate...........           3%(C)          15%         20%          14%(C)          14%          9%          7%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. + See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity

Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $247 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2011, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $12 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $2,778,849
                             Sales.....    348,912

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At
October 31, 2010, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,547 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $4 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
             ----------- ------------ -------------- --------------
             $12,497,138  $4,816,156    $(572,225)     $4,243,931

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code (S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Fund had no outstanding futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.92%....   $41,689         26        $28       $124,315

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2011.

H. Securities Lending:

   As of April 30, 2011, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral with a market value of $95,503 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 LOGO

                                                                DFA 043011-001S

 LOGO


SEMI-ANNUAL REPORT
---------------------------------------------------

six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

                    Sincerely,
                     LOGO

                    David G. Booth
                    Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                 Page
                                                                 ----
           Letter to Shareholders...............................

           Definitions of Abbreviations and Footnotes...........   1

           Disclosure of Fund Expenses..........................   2

           Disclosure of Portfolio Holdings.....................   3

           Summary Schedules of Portfolio Holdings..............

              CSTG&E U.S. Social Core Equity 2 Portfolio........   4

              CSTG&E International Social Core Equity Portfolio.   7

           Statements of Assets and Liabilities.................  11

           Statements of Operations.............................  12

           Statements of Changes in Net Assets..................  13

           Financial Highlights.................................  14

           Notes to Financial Statements........................  15

           Voting Proxies on Fund Portfolio Securities..........  24

           Board Approval of Investment Advisory Agreements.....  25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
    ADR      American Depositary Receipt
    FNMA     Federal National Mortgage Association
    P.L.C.   Public Limited Company

Investment Footnotes
    +        See Note B to Financial Statements.
    ++       Securities have generally been fair valued. See Note B to Financial Statements.
    **       Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
             are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
    *        Non-Income Producing Securities.
    #        Total or Partial Securities on Loan.
    @        Security purchased with cash proceeds from Securities on Loan.
    (r)      The adjustable rate shown is effective as of April 30, 2011.
    (S)      Affiliated Fund.
    ##       Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Portfolio as a part of this facility.

Financial Highlights
    (A)      Computed using average shares outstanding.
    (B)      Annualized
    (C)      Non-Annualized
    (D)      Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
    --       Amounts designated as -- are either zero or rounded to zero.
    REIT     Real Estate Investment Trust
    SEC      Securities and Exchange Commission
    (a)      Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                           Six Months Ended April 30, 2011
EXPENSE TABLES
                                                   Beginning  Ending              Expenses
                                                    Account  Account   Annualized   Paid
                                                     Value    Value     Expense    During
                                                   11/01/10  04/30/11    Ratio*   Period*
                                                   --------- --------- ---------- --------
CSTG&E U.S. Social Core Equity 2 Portfolio
Actual Fund Return................................ $1,000.00 $1,213.11   0.37%     $2.03
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.96   0.37%     $1.86

CSTG&E International Social Core Equity Portfolio
Actual Fund Return................................ $1,000.00 $1,152.15   0.57%     $3.04
Hypothetical 5% Annual Return..................... $1,000.00 $1,021.97   0.57%     $2.86

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

CSTG&E U.S. Social Core Equity 2 Portfolio  CSTG&E International Social Core Equity
                                                        Portfolio
Consumer Discretionary..........  14.9%     Consumer Discretionary          13.7%
Consumer Staples................   5.9%     Consumer Staples                 6.1%
Energy..........................  14.9%     Energy                           9.2%
Financials......................  18.8%     Financials                      27.2%
Industrials.....................  16.4%     Industrials                     17.2%
Information Technology..........  16.2%     Information Technology           5.7%
Materials.......................   6.4%     Materials                       14.3%
Other...........................     --     Telecommunication Services       3.2%
Telecommunication Services......   3.4%     Utilities                        3.4%
Utilities.......................   3.1%
                                   ------                                   ------
                                 100.0%                                    100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                   Percentage
                                            Shares      Value+ of Net Assets**
                                            ------      -----  ---------------
COMMON STOCKS -- (88.0%)...................
Consumer Discretionary -- (13.1%)..........
  Comcast Corp. Class A.................... 10,200 $   267,648      0.3%
  *Liberty Media Corp. Interactive Class A. 13,300     232,484      0.3%
  Lowe's Cos., Inc......................... 12,000     315,000      0.3%
  News Corp. Class A....................... 12,600     224,532      0.2%
  Time Warner Cable, Inc...................  3,380     264,079      0.3%
  Time Warner, Inc......................... 11,866     449,247      0.5%
  Walt Disney Co. (The).................... 19,047     820,926      0.9%
  Other Securities.........................         10,851,807     12.0%
                                                   -----------     ------
Total Consumer Discretionary...............         13,425,723     14.8%
                                                   -----------     ------

Consumer Staples -- (5.2%).................
  Coca-Cola Co. (The)......................  4,400     296,824      0.3%
  Kraft Foods, Inc. Class A................ 17,503     587,751      0.6%
  PepsiCo, Inc.............................  3,678     253,377      0.3%
  Procter & Gamble Co. (The)............... 13,300     863,170      1.0%
  Wal-Mart Stores, Inc.....................  6,200     340,876      0.4%
  Other Securities.........................          2,971,066      3.3%
                                                   -----------     ------
Total Consumer Staples.....................          5,313,064      5.9%
                                                   -----------     ------

Energy -- (13.2%)..........................
  Anadarko Petroleum Corp..................  4,100     323,654      0.4%
  Apache Corp..............................  1,969     262,606      0.3%
  Chevron Corp............................. 19,500   2,134,080      2.3%
  ConocoPhillips........................... 13,100   1,033,983      1.1%
  Exxon Mobil Corp......................... 18,260   1,606,880      1.8%
  Hess Corp................................  2,980     256,161      0.3%
  Marathon Oil Corp........................  6,200     335,048      0.4%
  National-Oilwell, Inc....................  5,200     398,788      0.4%
  Occidental Petroleum Corp................  4,235     484,018      0.5%
  Pioneer Natural Resources Co.............  2,300     235,129      0.3%
  Other Securities.........................          6,408,661      7.1%
                                                   -----------     ------
Total Energy...............................         13,479,008     14.9%
                                                   -----------     ------

Financials -- (16.5%)......................
  Bank of America Corp..................... 52,133     640,193      0.7%
  Bank of New York Mellon Corp. (The)......  9,600     278,016      0.3%
  Capital One Financial Corp...............  4,900     268,177      0.3%
  *Citigroup, Inc.......................... 70,645     324,261      0.4%
  Goldman Sachs Group, Inc. (The)..........  3,640     549,676      0.6%
  JPMorgan Chase & Co...................... 36,609   1,670,469      1.8%
  MetLife, Inc.............................  6,648     311,060      0.3%
  Morgan Stanley........................... 13,180     344,657      0.4%
  PNC Financial Services Group, Inc........  5,401     336,698      0.4%
  Prudential Financial, Inc................  4,500     285,390      0.3%
  Travelers Cos., Inc. (The)...............  5,166     326,904      0.4%
  Wells Fargo & Co......................... 27,071     788,037      0.9%
  Other Securities.........................         10,804,221     11.9%
                                                   -----------     ------
Total Financials...........................         16,927,759     18.7%
                                                   -----------     ------

Industrials -- (14.4%).....................
  CSX Corp.................................  3,900     306,891      0.3%
  FedEx Corp...............................  2,868     274,382      0.3%
  General Electric Co...................... 50,400   1,030,680      1.1%
  Norfolk Southern Corp....................  3,900     291,252      0.3%
  Union Pacific Corp.......................  4,900     507,003      0.6%
  United Technologies Corp.................  2,655     237,835      0.3%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                                Percentage
                                                                                       Shares       Value+    of Net Assets**
                                                                                       ------       ------    ---------------
Industrials -- (Continued)...........................................................
  Other Securities...................................................................             $12,092,612      13.4%
                                                                                                 ------------     ------
Total Industrials....................................................................              14,740,655      16.3%
                                                                                                 ------------     ------

Information Technology -- (14.2%)....................................................
  *Apple, Inc........................................................................      1,600      557,168       0.6%
  Cisco Sytems, Inc..................................................................     16,450      288,862       0.3%
  Hewlett-Packard Co.................................................................      6,500      262,405       0.3%
  Intel Corp.........................................................................     19,300      447,567       0.5%
 #International Business Machines Corp...............................................      2,800      477,624       0.5%
  Microsoft Corp.....................................................................     16,000      416,320       0.5%
  Oracle Corp........................................................................      8,700      313,635       0.3%
  Other Securities...................................................................              11,816,464      13.1%
                                                                                                 ------------     ------
Total Information Technology.........................................................              14,580,045      16.1%
                                                                                                 ------------     ------

Materials -- (5.7%)..................................................................
  Dow Chemical Co. (The).............................................................      6,100      250,039       0.3%
  Other Securities...................................................................               5,554,041       6.1%
                                                                                                 ------------     ------
Total Materials......................................................................               5,804,080       6.4%
                                                                                                 ------------     ------

Other -- (0.0%)......................................................................
  Other Securities...................................................................                      --       0.0%
                                                                                                 ------------     ------
Telecommunication Services -- (3.0%).................................................
  AT&T, Inc..........................................................................     31,387      976,763       1.1%
  Verizon Communications, Inc.e......................................................     30,040    1,134,911       1.2%
  Other Securities...................................................................                 926,594       1.0%
                                                                                                 ------------     ------
Total Telecommunication Services.....................................................               3,038,268       3.3%
                                                                                                 ------------     ------

Utilities -- (2.7%)..................................................................
  Other Securities...................................................................               2,804,619       3.1%
                                                                                                 ------------     ------
TOTAL COMMON STOCKS..................................................................              90,113,221      99.5%
                                                                                                 ------------     ------

TEMPORARY CASH INVESTMENTS -- (0.4%).................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares................    388,399      388,399       0.4%
                                                                                                 ------------     ------

                                                                                       Shares/
                                                                                        Face
                                                                                       Amount
                                                                                       -------
                                                                                        (000)
SECURITIES LENDING COLLATERAL -- (11.6%).............................................
(S)@DFA Short Term Investment Fund................................................... 11,874,696   11,874,696      13.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by
 $35,041 FNMA 3.500%, 02/01/26, valued at $35,232) to be repurchased at $34,206              $34       34,206       0.1%
                                                                                                 ------------     ------
TOTAL SECURITIES LENDING COLLATERAL..................................................              11,908,902      13.2%
                                                                                                 ------------     ------
TOTAL INVESTMENTS -- (100.0%) (Cost $97,978,894).....................................            $102,410,522     113.1%
                                                                                                 ============     ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 --------------------------------------------

                                   Investment in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ----------- ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $13,425,723          --   --    $ 13,425,723
    Consumer Staples............   5,313,064          --   --       5,313,064
    Energy......................  13,479,008          --   --      13,479,008
    Financials..................  16,927,759          --   --      16,927,759
    Industrials.................  14,740,655          --   --      14,740,655
    Information Technology......  14,580,045          --   --      14,580,045
    Materials...................   5,804,080          --   --       5,804,080
    Other.......................          --          --   --              --
    Telecommunication Services..   3,038,268          --   --       3,038,268
    Utilities...................   2,804,619          --   --       2,804,619
  Temporary Cash Investments....     388,399          --   --         388,399
  Securities Lending Collateral.          -- $11,908,902   --      11,908,902
                                 ----------- -----------   --    ------------

  TOTAL......................... $90,501,620 $11,908,902   --    $102,410,522
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.
                                       6

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                 Percentage
                                                          Shares    Value++ of Net Assets**
                                                          ------    -----   ---------------
COMMON STOCKS -- (86.0%)
AUSTRALIA -- (6.2%)
  Australia & New Zealand Banking Group, Ltd              10,721 $  285,577       0.3%
  #BHP Billiton, Ltd. Sponsored ADR                        2,200    222,728       0.3%
  Commonwealth Bank of Australia                           4,309    254,371       0.3%
  National Australia Bank, Ltd.                           13,723    408,570       0.5%
  Wesfarmers, Ltd.                                         8,147    298,453       0.3%
  #Westpac Banking Corp. Sponsored ADR                     1,800    247,032       0.3%
  Other Securities                                                4,525,289       5.2%
                                                                 ----------      -----
TOTAL AUSTRALIA                                                   6,242,020       7.2%
                                                                 ----------      -----

AUSTRIA -- (0.6%)
  Other Securities                                                  572,753       0.7%
                                                                 ----------      -----

BELGIUM -- (0.8%)
  Other Securities                                                  817,493       0.9%
                                                                 ----------      -----

CANADA -- (9.5%)
  #Bank of Montreal                                        4,535    297,844       0.4%
  Fairfax Financial Holdings, Ltd.                           500    201,924       0.2%
  Goldcorp, Inc.                                           6,638    371,066       0.4%
  Magna International, Inc.                                3,800    195,271       0.2%
  #National Bank of Canada                                 2,500    206,997       0.3%
  #Royal Bank of Canada                                    3,051    192,189       0.2%
  Suncor Energy, Inc.                                      6,901    318,081       0.4%
  #Toronto Dominion Bank                                   5,100    441,571       0.5%
  Other Securities                                                7,413,208       8.5%
                                                                 ----------      -----
TOTAL CANADA                                                      9,638,151      11.1%
                                                                 ----------      -----

DENMARK -- (0.8%)
  Other Securities                                                  772,998       0.9%
                                                                 ----------      -----

FINLAND -- (1.6%)
  Other Securities                                                1,624,327       1.9%
                                                                 ----------      -----

FRANCE -- (7.4%)
  BNP Paribas SA                                           5,385    425,709       0.5%
  Cie Generale des Establissements Michelin SA Series B    1,977    198,163       0.2%
  GDF Suez SA                                              5,950    243,292       0.3%
  Societe Generale Paris SA                                4,077    272,457       0.3%
  Total SA Sponsored ADR                                   6,800    436,764       0.5%
  Vivendi SA                                               8,293    260,027       0.3%
  Other Securities                                                5,648,452       6.5%
                                                                 ----------      -----
TOTAL FRANCE                                                      7,484,864       8.6%
                                                                 ----------      -----

GERMANY -- (5.4%)
  #Allianz SE                                              3,099    486,888       0.6%
  *Daimler AG                                              4,466    345,161       0.4%
  #Deutsche Bank AG                                        4,600    300,472       0.3%
  *Deutsche Post AG                                        9,624    190,205       0.2%
  Deutsche Telekom AG                                     17,310    286,070       0.3%
  E.ON AG Sponsored ADR                                    8,830    301,986       0.3%
  Munchener Rueckversicherungs-Gesellschaft AG             1,530    252,381       0.3%
  Other Securities                                                3,285,556       3.8%
                                                                 ----------      -----
TOTAL GERMANY                                                     5,448,719       6.2%
                                                                 ----------      -----

GREECE -- (0.5%)
  Other Securities                                                  534,265       0.6%
                                                                 ----------      -----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                      Shares     Value++ of Net Assets**
                                                      ------     -----   ---------------

HONG KONG -- (1.9%)
  Other Securities                                           $ 1,952,138       2.2%
                                                             -----------      -----

IRELAND -- (0.4%)
  Other Securities                                               399,508       0.5%
                                                             -----------      -----

ISRAEL -- (0.4%)
  Other Securities                                               370,327       0.4%
                                                             -----------      -----

ITALY -- (2.5%)
  Eni SpA Sponsored ADR                                3,700     198,838       0.2%
  UniCredit SpA                                       83,148     214,132       0.3%
  Other Securities                                             2,102,910       2.4%
                                                             -----------      -----
TOTAL ITALY                                                    2,515,880       2.9%
                                                             -----------      -----

JAPAN -- (16.5%)
  Mitsubishi UFJ Financial Group, Inc.                60,470     290,231       0.3%
  Toyota Motor Corp. Sponsored ADR                     3,500     278,880       0.3%
  Other Securities                                            16,093,564      18.5%
                                                             -----------      -----
TOTAL JAPAN                                                   16,662,675      19.1%
                                                             -----------      -----

NETHERLANDS -- (2.2%)
  ArcelorMittal NV                                     6,554     242,209       0.3%
  *ING Groep NV Sponsored ADR                         15,410     203,258       0.2%
  Other Securities                                             1,770,719       2.0%
                                                             -----------      -----
TOTAL NETHERLANDS                                              2,216,186       2.5%
                                                             -----------      -----

NEW ZEALAND -- (0.2%)
  Other Securities                                               173,988       0.2%
                                                             -----------      -----

NORWAY -- (1.1%)
  Other Securities                                             1,086,294       1.2%
                                                             -----------      -----

PORTUGAL -- (0.4%)
  Other Securities                                               383,254       0.4%
                                                             -----------      -----

SINGAPORE -- (1.4%)
  Other Securities                                             1,453,669       1.7%
                                                             -----------      -----

SPAIN -- (2.2%)
  #Banco Santander SA Sponsored ADR                   34,264     424,874       0.5%
  Other Securities                                             1,842,821       2.1%
                                                             -----------      -----
TOTAL SPAIN                                                    2,267,695       2.6%
                                                             -----------      -----

SWEDEN -- (2.6%)
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR   19,000     288,800       0.3%
  Other Securities                                             2,356,458       2.7%
                                                             -----------      -----
TOTAL SWEDEN                                                   2,645,258       3.0%
                                                             -----------      -----

SWITZERLAND -- (4.5%)
  Credit Suisse Group AG Sponsored ADR                 6,300     286,587       0.3%
  Swiss Reinsurance Co., Ltd. AG                       3,916     233,654       0.3%
  *UBS AG                                             18,673     373,695       0.4%
  Zurich Financial Services AG                           905     254,467       0.3%
  Other Securities                                             3,393,665       3.9%
                                                             -----------      -----
TOTAL SWITZERLAND                                              4,542,068       5.2%
                                                             -----------      -----

UNITED KINGDOM -- (16.9%)
  Anglo American P.L.C.                                6,671     349,686       0.4%
  Aviva P.L.C.                                        31,314     234,352       0.3%
  Barclays P.L.C. Sponsored ADR                       13,100     249,555       0.3%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                     Shares      Value++
                                                                                                     ------      -----

UNITED KINGDOM -- (Continued)
  BP P.L.C. Sponsored ADR                                                                           18,900      $872,046
  #HSBC Holdings P.L.C. Sponsored ADR                                                               21,981     1,197,305
  International Power P.L.C.                                                                        44,274       245,045
  Rio Tinto P.L.C. Sponsored ADR                                                                     2,800       204,988
  Royal Dutch Shell P.L.C. ADR                                                                      19,700     1,543,692
  Standard Chartered P.L.C.                                                                         16,027       445,418
  Vodafone Group P.L.C. Sponsored ADR                                                               31,477       916,610
  Xstrata P.L.C.                                                                                    10,111       259,337
  Other Securities                                                                                            10,546,397
                                                                                                            ------------
TOTAL UNITED KINGDOM                                                                                          17,064,431
                                                                                                            ------------
TOTAL COMMON STOCKS                                                                                           86,868,961
                                                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                                    34
                                                                                                            ------------

DENMARK -- (0.0%)
  Other Securities                                                                                                     4
                                                                                                            ------------

GERMANY -- (0.0%)
  Other Securities                                                                                                 1,909
                                                                                                            ------------

PORTUGAL -- (0.0%)
  Other Securities.............................................................................                    2,043
                                                                                                            ------------

SPAIN -- (0.0%)
  Other Securities                                                                                                 1,361
                                                                                                            ------------
TOTAL RIGHTS/WARRANTS                                                                                              5,351
                                                                                                            ------------

                                                                                                   Face
                                                                                                  Amount          Value+
                                                                                                 ------           ------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $150,000
   FNMA 2.24%, 07/06/15, valued at $153,750) to be repurchased at $149,002                            $149       149,000
                                                                                                            ------------

                                                                                                  Shares/
                                                                                                   Face
                                                                                                  Amount
                                                                                                 -------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@DFA Short Term Investment Fund                                                              10,729,421    10,729,421
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,967,097)## to be repurchased at $2,908,929      $2,909     2,908,919
 @Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.01%, 05/02/11 (Collateralized by
 $356,922 U.S. Treasury Note 10/31/15, valued at $350,649) to be repurchased at $343,789               344       343,789
                                                                                                            ------------

TOTAL SECURITIES LENDING COLLATERAL                                                                           13,982,129
                                                                                                            ------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $108,090,953)                                                                                       $101,005,441
                                                                                                            ============

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------

UNITED KINGDOM -- (Continued)
  BP P.L.C. Sponsored ADR                                                                             1.0%
  #HSBC Holdings P.L.C. Sponsored ADR                                                                 1.4%
  International Power P.L.C.                                                                          0.3%
  Rio Tinto P.L.C. Sponsored ADR                                                                      0.2%
  Royal Dutch Shell P.L.C. ADR                                                                        1.8%
  Standard Chartered P.L.C.                                                                           0.5%
  Vodafone Group P.L.C. Sponsored ADR                                                                 1.0%
  Xstrata P.L.C.                                                                                      0.3%
  Other Securities                                                                                   12.1%
                                                                                                    ------
TOTAL UNITED KINGDOM                                                                                 19.6%
                                                                                                    ------
TOTAL COMMON STOCKS                                                                                  99.6%
                                                                                                    ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                    0.0%
                                                                                                    ------

DENMARK -- (0.0%)
  Other Securities                                                                                    0.0%
                                                                                                    ------

GERMANY -- (0.0%)
  Other Securities                                                                                    0.0%
                                                                                                    ------

PORTUGAL -- (0.0%)
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SPAIN -- (0.0%)
  Other Securities                                                                                    0.0%
                                                                                                    ------
TOTAL RIGHTS/WARRANTS                                                                                 0.0%
                                                                                                    ------





TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $150,000
   FNMA 2.24%, 07/06/15, valued at $153,750) to be repurchased at $149,002                            0.2%
                                                                                                    ------






SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@DFA Short Term Investment Fund                                                                   12.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,967,097)## to be repurchased at $2,908,929        3.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.01%, 05/02/11 (Collateralized by
 $356,922 U.S. Treasury Note 10/31/15, valued at $350,649) to be repurchased at $343,789              0.4%
                                                                                                    ------

TOTAL SECURITIES LENDING COLLATERAL                                                                  16.0%
                                                                                                    ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $108,090,953)                                                                               115.8%
                                                                                                    ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 --------------------------------------------

                                   Investment in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3     Total
                                 ----------- ----------- -------  ------------
  Common Stocks.................
    Australia................... $   592,599 $ 5,649,421   --     $  6,242,020
    Austria.....................          --     572,753   --          572,753
    Belgium.....................      94,446     723,047   --          817,493
    Canada......................   9,638,151          --   --        9,638,151
    Denmark.....................       3,250     769,748   --          772,998
    Finland.....................     368,013   1,256,314   --        1,624,327
    France......................   1,146,654   6,338,210   --        7,484,864
    Germany.....................     736,367   4,712,352   --        5,448,719
    Greece......................      74,855     459,410   --          534,265
    Hong Kong...................          --   1,952,138   --        1,952,138
    Ireland.....................      93,891     305,617   --          399,508
    Israel......................      39,045     331,282   --          370,327
    Italy.......................     469,419   2,046,461   --        2,515,880
    Japan.......................   1,034,069  15,628,606   --       16,662,675
    Netherlands.................     250,415   1,965,771   --        2,216,186
    New Zealand.................          --     173,988   --          173,988
    Norway......................     145,512     940,782   --        1,086,294
    Portugal....................          --     383,254   --          383,254
    Singapore...................          --   1,453,669   --        1,453,669
    Spain.......................     862,330   1,405,365   --        2,267,695
    Sweden......................     291,690   2,353,568   --        2,645,258
    Switzerland.................     606,790   3,935,278   --        4,542,068
    United Kingdom..............   6,335,070  10,729,361   --       17,064,431
  Rights/Warrants...............
    Belgium.....................          34          --   --               34
    Denmark.....................          --           4   --                4
    Germany.....................       1,909          --   --            1,909
    Portugal....................       2,043          --   --            2,043
    Spain.......................       1,292          69   --            1,361
  Temporary Cash Investments....          --     149,000   --          149,000
  Securities Lending Collateral.          --  13,982,129   --       13,982,129
                                 ----------- -----------   ---    ------------

  TOTAL......................... $22,787,844 $78,217,597   --     $101,005,441
                                 =========== ===========   ===    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                           CSTG&E
                                                                                           CSTG&E U.S.  International
                                                                                           Social Core   Social Core
                                                                                            Equity 2       Equity
                                                                                            Portfolio     Portfolio
                                                                                          ------------  -------------
ASSETS:
Investments at Value (including $11,499 and $13,037 of securities on loan, respectively)  $     90,113  $     86,874
Temporary Cash Investments at Value & Cost                                                         388           149
Collateral Received from Securities on Loan at Value & Cost                                         34         3,253
Affiliated Collateral Received from Securities on Loan at Value & Cost                          11,875        10,729
Foreign Currencies at Value                                                                         --           532
Cash                                                                                                --            15
Receivables:
 Investment Securities Sold                                                                          8            --
 Dividends, Interest and Tax Reclaims                                                               78           446
 Securities Lending Income                                                                           3            21
Unrealized Gain on Foreign Currency Contracts                                                       --             1
Prepaid Expenses and Other Assets                                                                    1             2
                                                                                          ------------  ------------
   Total Assets                                                                                102,500       102,022
                                                                                          ------------  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                                               11,909        13,982
 Investment Securities Purchased                                                                    --           780
 Due to Advisor                                                                                     20            31
Accrued Expenses and Other Liabilities                                                              21            29
                                                                                          ------------  ------------
   Total Liabilities                                                                            11,950        14,822
                                                                                          ------------  ------------
NET ASSETS                                                                                $     90,550  $     87,200
                                                                                          ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)                                                      8,854,511     9,636,310
                                                                                          ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $      10.23  $       9.05
                                                                                          ============  ============
Investments at Cost                                                                       $     85,682  $     93,960
                                                                                          ------------  ------------
Foreign Currencies at Cost                                                                $         --  $        526
                                                                                          ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital                                                                           $     90,461  $     94,916
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)             141           633
Accumulated Net Realized Gain (Loss)                                                            (4,483)       (1,276)
Net Unrealized Foreign Exchange Gain (Loss)                                                         --             7
Net Unrealized Appreciation (Depreciation)                                                       4,431        (7,080)
                                                                                          ------------  ------------
NET ASSETS                                                                                $     90,550  $     87,200
                                                                                          ============  ============
(1) NUMBER OF SHARES AUTHORIZED                                                            300,000,000   300,000,000
                                                                                          ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                                       CSTG&E
                                                                        CSTG&E U.S. International
                                                                        Social Core  Social Core
                                                                         Equity 2      Equity
                                                                         Portfolio    Portfolio
                                                                        ----------- -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0 and $86, respectively).   $   715      $ 1,265
 Income from Securities Lending........................................        22           57
                                                                          -------      -------
     Total Investment Income...........................................       737        1,322
                                                                          -------      -------
Expenses
 Investment Advisory Services Fees.....................................       117          184
 Accounting & Transfer Agent Fees......................................        14           17
 Custodian Fees........................................................         5           15
 Filing Fees...........................................................         1            1
 Shareholders' Reports.................................................         5            5
 Directors'/Trustees' Fees & Expenses..................................         1            1
 Professional Fees.....................................................         1            1
 Other.................................................................        13           22
                                                                          -------      -------
     Total Expenses....................................................       157          246
                                                                          -------      -------
 Net Investment Income (Loss)..........................................       580        1,076
                                                                          -------      -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................     1,470          938
   Foreign Currency Transactions.......................................        --           15
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................    14,672       10,232
                                                                          -------      -------
 Net Realized and Unrealized Gain (Loss)...............................    16,142       11,185
                                                                          -------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations           $16,722      $12,261
                                                                          =======      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 CSTG&E U.S. Social Core   CSTG&E International Social Core
                                                                  Equity 2 Portfolio         Equity Portfolio
                                                                 ----------------------    -------------------------------
                                                                  Six Months     Year       Six Months          Year
                                                                    Ended       Ended         Ended            Ended
                                                                  April 30,    Oct. 31,     April 30,         Oct. 31,
                                                                     2011        2010          2011             2010
                                                                 -----------   --------       -----------     --------
                                                                 (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)................................... $       580   $ 1,062     $     1,076        $ 1,661
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................       1,470      (530)            938            336
   Foreign Currency Transactions................................          --        --              15              4
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................      14,672    15,156          10,232          7,350
   Translation of Foreign Currency Denominated Amounts..........          --        --              --              6
                                                                 -----------   -------        -----------     -------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations...............................................      16,722    15,688          12,261          9,357
                                                                 -----------   -------        -----------     -------
Distributions From:
 Net Investment Income..........................................        (595)   (1,073)           (720)        (1,621)
                                                                 -----------   -------        -----------     -------
     Total Distributions........................................        (595)   (1,073)           (720)        (1,621)
                                                                 -----------   -------        -----------     -------
Capital Share Transactions (1):
 Shares Issued..................................................          85       840             576          3,235
 Shares Issued in Lieu of Cash Distributions....................         595     1,073             720          1,621
 Shares Redeemed................................................      (8,340)   (6,813)        (10,473)        (3,957)
                                                                 -----------   -------        -----------     -------
     Net Increase (Decrease) from Capital Share Transactions....      (7,660)   (4,900)         (9,177)           899
                                                                 -----------   -------        -----------     -------
     Total Increase (Decrease) in Net Assets....................       8,467     9,715           2,364          8,635
Net Assets
 Beginning of Period............................................      82,083    72,368          84,836         76,201
                                                                 -----------   -------        -----------     -------
 End of Period.................................................. $    90,550   $82,083     $    87,200        $84,836
                                                                 ===========   =======        ===========     =======
(1) Shares Issued and Redeemed:
 Shares Issued..................................................           9       111              72            456
 Shares Issued in Lieu of Cash Distributions....................          64       141              87            238
 Shares Redeemed................................................        (884)     (846)         (1,240)          (541)
                                                                 -----------   -------        -----------     -------
     Net Increase (Decrease) from Shares Issued and
       Redeemed.................................................        (811)     (594)         (1,081)           153
                                                                 ===========   =======        ===========     =======
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)                                         $       141   $   156     $       633        $   277

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           CSTG&E U.S. Social
                                                                        Core Equity 2 Portfolio
                                                   -----------------------------------------------------------
                                                   Six Months      Year     Year      Period           Period
                                                      Ended       Ended    Ended   Dec. 1, 2007    Aug. 3, 2007(a)
                                                    April 30,    Oct. 31, Oct. 31,      to               to
                                                      2011         2010     2009   Oct. 31, 2008    Nov. 30, 2007
------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $  8.49     $  7.05  $  6.53     $ 10.03          $ 10.00
                                                     -------     -------  -------     -------          -------
Income from Investment Operations.................
 Net Investment Income (Loss)(A)..................      0.06        0.11     0.12        0.14             0.05
 Net Gains (Losses) on Securities (Realizedand
   Unrealized)....................................      1.74        1.44     0.53       (3.50)           (0.01)
                                                     -------     -------  -------     -------          -------
   Total from Investment Operations...............      1.80        1.55     0.65       (3.36)            0.04
------------------------------------------------------------------------------------------------------------------------
Less Distributions................................
 Net Investment Income............................     (0.06)      (0.11)   (0.13)      (0.14)           (0.01)
                                                     -------     -------  -------     -------          -------
   Total Distributions............................     (0.06)      (0.11)   (0.13)      (0.14)           (0.01)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 10.23     $  8.49  $  7.05     $  6.53          $ 10.03
------------------------------------------------------------------------------------------------------------------------
Total Return......................................     21.31%(C)   22.14%   10.26%     (33.87)%(C)        0.42%(C)
------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands).............   $90,550     $82,083  $72,368     $68,503          $95,612
Ratio of Expenses to Average Net Assets...........      0.37%(B)    0.37%    0.40%       0.38%(B)         0.46%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.35%(B)    1.36%    1.89%       1.68%(B)         1.46%(B)(D)
Portfolio Turnover Rate...........................         1%(C)       7%      12%          5%(C)            1%(C)
------------------------------------------------------------------------------------------------------------------------

                                                                      CSTG&E International Social
                                                                         Core Equity Portfolio
                                                   -----------------------------------------------------------
                                                   Six Months      Year     Year      Period           Period
                                                      Ended       Ended    Ended   Dec. 1, 2007    Aug. 3, 2007(a)
                                                    April 30,    Oct. 31, Oct. 31,      to               to
                                                      2011         2010     2009   Oct. 31, 2008    Nov. 30, 2007
---------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $  7.92     $  7.21  $  5.57     $ 10.42          $ 10.00
                                                     -------     -------  -------     -------          -------
Income from Investment Operations.................
 Net Investment Income (Loss)(A)..................      0.10        0.16     0.16        0.26             0.06
 Net Gains (Losses) on Securities (Realizedand
   Unrealized)....................................      1.10        0.70     1.65       (4.85)            0.37
                                                     -------     -------  -------     -------          -------
   Total from Investment Operations...............      1.20        0.86     1.81       (4.59)            0.43
---------------------------------------------------------------------------------------------------------------------
Less Distributions................................
 Net Investment Income............................     (0.07)      (0.15)   (0.17)      (0.26)           (0.01)
                                                     -------     -------  -------     -------          -------
   Total Distributions............................     (0.07)      (0.15)   (0.17)      (0.26)           (0.01)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $  9.05     $  7.92  $  7.21     $  5.57          $ 10.42
---------------------------------------------------------------------------------------------------------------------
Total Return......................................     15.22%(C)   12.32%   33.26%     (45.01)%(C)        4.33%(C)
---------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands).............   $87,200     $84,836  $76,201     $56,479          $95,903
Ratio of Expenses to Average Net Assets...........      0.57%(B)    0.56%    0.60%       0.60%(B)         0.78%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.48%(B)    2.12%    2.69%       3.24%(B)         1.90%(B)(D)
Portfolio Turnover Rate...........................         4%(C)       5%      10%          6%(C)            1%(C)
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers sixty operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining fifty-eight portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo

Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                                   CSTG&E U.S. Social Core Equity 2 Portfolio....... $3
                                   CSTG&E International Social Core Equity Portfolio  2

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                                             Purchases  Sales
                                                                             --------- -------
                           CSTG&E U.S. Social Core Equity 2 Portfolio.......  $1,113   $ 9,012
                           CSTG&E International Social Core Equity Portfolio   3,151   11,873

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                                   Undistributed   Accumulated
                                                   Net Investment  Net Realized
                                                       Income     Gains (Losses)
                                                   -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........      --               --
CSTG&E International Social Core Equity Portfolio.      $ 4             $(4)

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains Total
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2009..............................................     $1,323          --       $1,323
2010..............................................      1,073          --        1,073
CSTG&E International Social Core Equity Portfolio
2009..............................................      1,863          --        1,863
2010..............................................      1,621          --        1,621

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   Undistributed                 Total Net
                                                   Net Investment              Distributable
                                                     Income and                  Earnings/
                                                     Short-Term   Capital Loss (Accumulated
                                                   Capital Gains  Carryforward    Losses)
                                                   -------------- ------------ -------------
CSTG&E U.S. Social Core Equity 2 Portfolio........      $158        $(5,946)     $(5,788)
CSTG&E International Social Core Equity Portfolio.       315         (2,228)      (1,913)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                                 Expires on
                                                                 October 31,
                                                           ----------------------------------------------------
                                                           2015          2016          2017         2018        Total
                                                               ----         ----          ----         ----         -----
CSTG&E U.S. Social Core Equity 2 Portfolio................ $367         $1,889        $3,134        $556        $5,946
CSTG&E International Social Core Equity Portfolio.........   --             --         2,228          --         2,228

   During the year ended October 31, 2010, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

            CSTG&E International Social Core Equity Portfolio. $336

   Some of the investments held by CSTG&E International Social Core Equity Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, CSTG&E International Social Core Equity Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes of $35 (in thousands). For the year ended October 31, 2010, there were no realized gains on the sale of passive foreign investment companies.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                             Net
                                                                                          Unrealized
                                                   Federal   Unrealized    Unrealized    Appreciation
                                                   Tax Cost Appreciation (Depreciation) (Depreciation)
                                                   -------- ------------ -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $ 97,990   $18,214      $(13,793)       $ 4,421
CSTG&E International Social Core Equity Portfolio.  108,104    13,279       (20,378)       (7,099)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the CSTG&E International Social Core Equity Portfolio may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Portfolios had no outstanding futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                                      Average    Average Loan     Days     Expense  Borrowed During
                                                   Interest Rate   Balance    Outstanding* Incurred   the Period
                                                   ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2 Portfolio........     0.93%         $539          24         --        $4,368
CSTG&E International Social Core Equity Portfolio      0.87%          902          61         $1         5,975

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, the Portfolios had securities on loan to brokers/dealers, for which it received cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, two shareholders held 94% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 93% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and the sub-advisory agreements for CSTG&E International Social Core Equity Portfolio. For the CSTG&E International Social Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

               LOGO                               DFA043011-015S

 LOGO



SEMI-ANNUAL REPORT
-------------------------------------------------------------

six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

DFA International Value ex Tobacco Portfolio

Emerging Markets Social Core Equity Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                              -----
            Letter to Shareholders

            Definitions of Abbreviations and Footnotes.......   1

            Disclosure of Fund Expenses......................   2

            Disclosure of Portfolio Holdings.................   4

            Summary Schedules of Portfolio Holdings

               U.S. Social Core Equity 2 Portfolio...........   5

               U.S. Sustainability Core 1 Portfolio..........   8

               International Sustainability Core 1 Portfolio.  11

               DFA International Value ex Tobacco Portfolio..  15

               Emerging Markets Social Core Equity Portfolio.  19

            Statements of Assets and Liabilities.............  23

            Statements of Operations.........................  25

            Statements of Changes in Net Assets..............  27

            Financial Highlights.............................  29

            Notes to Financial Statements....................  31

            Voting Proxies on Fund Portfolio Securities......  42

            Board Approval of Investment Advisory Agreements.  43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
  ADR       American Depositary Receipt
  FNMA      Federal National Mortgage Association
  P.L.C.    Public Limited Company

Investment Footnotes
  +         See Note B to Financial Statements.
  ++        Securities have generally been fair valued. See Note B to Financial Statements.
  **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the
            Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *         Non-Income Producing Securities.
  #         Total or Partial Securities on Loan.
  (r)       The adjustable rate shown is effective as of April 30, 2011.
  @         Security purchased with cash proceeds from Securities on Loan.
  (S)       Affiliated Fund.
  ##        Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this
            Portfolio as a part of this facility.

Financial Highlights
  (A)       Computed using average shares outstanding.
  (B)       Annualized
  (C)       Non-Annualized
  (D)       Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
  --        Amounts designated as -- are either zero or rounded to zero.
  REIT      Real Estate Investment Trust
  SEC       Securities and Exchange Commission
  (a)       Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------

U.S. Social Core Equity 2 Portfolio
Actual Fund Return............................ $1,000.00 $1,222.28    0.31%    $1.71
Hypothetical 5% Annual Return................. $1,000.00 $1,023.26    0.31%    $1.56

U.S. Sustainability Core 1 Portfolio
Actual Fund Return............................ $1,000.00 $1,192.97    0.37%    $2.01
Hypothetical 5% Annual Return................. $1,000.00 $1,022.96    0.37%    $1.86

International Sustainability Core 1 Portfolio
Actual Fund Return............................ $1,000.00 $1,146.40    0.57%    $3.03
Hypothetical 5% Annual Return................. $1,000.00 $1,021.97    0.57%    $2.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------
DFA International Value ex Tobacco Portfolio
Actual Fund Return............................ $1,000.00 $1,140.81   0.60%     $3.18
Hypothetical 5% Annual Return................. $1,000.00 $1,021.82   0.60%     $3.01

Emerging Markets Social Core Equity Portfolio
Actual Fund Return............................ $1,000.00 $1,094.08   0.66%     $3.43
Hypothetical 5% Annual Return................. $1,000.00 $1,021.52   0.66%     $3.31

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       U.S. Social Core Equity 2 Portfolio
                       Consumer Discretionary...........  15.7%
                       Consumer Staples.................   4.3%
                       Energy...........................  14.9%
                       Financials.......................  19.4%
                       Health Care......................   4.4%
                       Industrials......................  13.4%
                       Information Technology...........  14.8%
                       Materials........................   6.1%
                       Other............................     --
                       Telecommunication Services.......   4.4%
                       Utilities........................   2.6%
                                                           ------
                                                         100.0%

                       DFA International Value ex Tobacco Portfolio
                       Consumer Discretionary...........  12.5%
                       Consumer Staples.................   5.9%
                       Energy...........................  13.4%
                       Financials.......................  29.3%
                       Health Care......................   2.1%
                       Industrials......................   9.5%
                       Information Technology...........   3.4%
                       Materials........................  12.4%
                       Telecommunication Services.......   7.2%
                       Utilities........................   4.3%
                                                           ------
                                                         100.0%

                     U.S. Sustainability Core 1 Portfolio
                     Consumer Discretionary.............  13.3%
                     Consumer Staples...................   7.8%
                     Energy.............................  11.9%
                     Financials.........................  14.1%
                     Health Care........................  11.6%
                     Industrials........................  13.6%
                     Information Technology.............  15.8%
                     Materials..........................   5.4%
                     Other..............................     --
                     Telecommunication Services.........   2.9%
                     Utilities..........................   3.6%
                                                           ------
                                                         100.0%

                     Emerging Markets Social Core Equity Portfolio
                     Consumer Discretionary.............   8.9%
                     Consumer Staples...................   6.3%
                     Energy.............................  11.9%
                     Financials.........................  24.4%
                     Health Care........................   0.1%
                     Industrials........................  10.7%
                     Information Technology.............  11.6%
                     Materials..........................  17.1%
                     Other..............................     --
                     Real Estate Investment Trusts......   0.1%
                     Telecommunication Services.........   5.1%
                     Utilities..........................   3.8%
                                                           ------
                                                         100.0%

                     International Sustainability Core 1 Portfolio
                     Consumer Discretionary.............  12.0%
                     Consumer Staples...................   7.5%
                     Energy.............................   8.7%
                     Financials.........................  21.4%
                     Health Care........................   5.9%
                     Industrials........................  16.8%
                     Information Technology.............   5.9%
                     Materials..........................  14.1%
                     Other..............................     --
                     Real Estate Investment Trusts......     --
                     Telecommunication Services.........   3.8%
                     Utilities..........................   3.9%
                                                           ------
                                                         100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                  Percentage
                                             Shares      Value+ of Net Assets**
                                             ------      -----  ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (13.8%)
  *Amazon.com, Inc.                           2,000 $   393,000       0.2%
  Comcast Corp. Class A                      24,899     653,350       0.4%
  Lowe's Cos., Inc.                          28,213     740,591       0.4%
  News Corp. Class A                         36,069     642,750       0.4%
  Time Warner Cable, Inc.                     6,728     525,659       0.3%
  Time Warner, Inc.                          20,400     772,344       0.4%
  Walt Disney Co. (The)                      36,747   1,583,796       0.9%
  Other Securities                                   22,389,814      12.6%
                                                    -----------      -----
Total Consumer Discretionary                         27,701,304      15.6%
                                                    -----------      -----

Consumer Staples -- (3.8%)
  CVS Caremark Corp.                         28,000   1,014,720       0.6%
  Kraft Foods, Inc. Class A                  22,600     758,908       0.4%
  Other Securities                                    5,887,557       3.3%
                                                    -----------      -----
Total Consumer Staples                                7,661,185       4.3%
                                                    -----------      -----

Energy -- (13.1%)
  Anadarko Petroleum Corp.                    6,875     542,713       0.3%
  Apache Corp.                                3,500     466,795       0.3%
  Chevron Corp.                              34,548   3,780,933       2.1%
  ConocoPhillips                             26,262   2,072,860       1.2%
  #EOG Resources, Inc.                        4,836     546,033       0.3%
  Exxon Mobil Corp.                          32,151   2,829,288       1.6%
  Hess Corp.                                  5,812     499,600       0.3%
  Marathon Oil Corp.                         10,745     580,660       0.3%
  National-Oilwell, Inc.                      8,117     622,493       0.4%
  Occidental Petroleum Corp.                  6,800     777,172       0.4%
  Other Securities                                   13,504,716       7.6%
                                                    -----------      -----
Total Energy                                         26,223,263      14.8%
                                                    -----------      -----

Financials -- (17.1%)
  Bank of America Corp.                     154,399   1,896,020       1.1%
  Bank of New York Mellon Corp. (The)        19,100     553,136       0.3%
  *Citigroup, Inc.                           96,759     444,124       0.2%
  Goldman Sachs Group, Inc. (The)             6,246     943,208       0.5%
  Hartford Financial Services Group, Inc.    16,662     482,698       0.3%
  JPMorgan Chase & Co.                       50,245   2,292,679       1.3%
  PNC Financial Services Group, Inc.          9,300     579,762       0.3%
  Travelers Cos., Inc. (The)                  8,400     531,552       0.3%
  U.S. Bancorp                               18,089     467,058       0.3%
  Wells Fargo & Co.                          49,337   1,436,200       0.8%
  Other Securities                                   24,557,520      13.8%
                                                    -----------      -----
Total Financials                                     34,183,957      19.2%
                                                    -----------      -----

Health Care -- (3.9%)
  Medtronic, Inc.                            10,200     425,850       0.2%
  *Thermo Fisher Scientific, Inc.             7,386     443,086       0.3%
  Other Securities                                    6,986,217       3.9%
                                                    -----------      -----
Total Health Care                                     7,855,153       4.4%
                                                    -----------      -----

Industrials -- (11.8%)
  CSX Corp.                                   7,400     582,306       0.3%
  General Electric Co.                       72,515   1,482,932       0.8%
  Norfolk Southern Corp.                      7,000     522,760       0.3%
  Tyco International, Ltd.                    8,902     433,907       0.2%
  Union Pacific Corp.                         9,494     982,344       0.6%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                Shares       Value+
                                                                                                ------       -----
Industrials -- (Continued).................................................................
  Other Securities.........................................................................            $ 19,638,491
                                                                                                       ------------
Total Industrials..........................................................................              23,642,740
                                                                                                       ------------

Information Technology -- (13.1%)..........................................................
  *Apple, Inc..............................................................................      3,251    1,132,096
  *Corning, Inc............................................................................     30,100      630,294
  *eBay, Inc...............................................................................     12,000      412,800
  *EMC Corp................................................................................     16,550      469,027
  *Google, Inc.............................................................................        810      440,721
  Hewlett-Packard Co.......................................................................     17,500      706,475
  Intel Corp...............................................................................     19,600      454,524
  #International Business Machines Corp....................................................      3,100      528,798
  Oracle Corp..............................................................................     14,200      511,910
  *Yahoo!, Inc.............................................................................     22,517      399,677
  Other Securities.........................................................................              20,518,834
                                                                                                       ------------
Total Information Technology...............................................................              26,205,156
                                                                                                       ------------

Materials -- (5.3%)........................................................................
  Dow Chemical Co. (The)...................................................................     10,559      432,813
  Other Securities.........................................................................              10,261,978
                                                                                                       ------------
Total Materials............................................................................              10,694,791
                                                                                                       ------------

Other -- (0.0%)............................................................................
  Other Securities.........................................................................                      --
                                                                                                       ------------

Telecommunication Services -- (3.9%).......................................................
  AT&T, Inc................................................................................    121,804    3,790,540
  Verizon Communications, Inc..............................................................     56,696    2,141,975
  Other Securities.........................................................................               1,872,810
                                                                                                       ------------
Total Telecommunication Services...........................................................               7,805,325
                                                                                                       ------------

Utilities -- (2.3%)........................................................................
  *AES Corp................................................................................     31,396      415,683
  Other Securities.........................................................................               4,147,561
                                                                                                       ------------
Total Utilities............................................................................               4,563,244
                                                                                                       ------------
TOTAL COMMON STOCKS........................................................................             176,536,118
                                                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)..................................................................
  Other Securities.........................................................................                      --
                                                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.4%).......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares......................    780,069      780,069
                                                                                                       ------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                            ----------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (11.5%)...................................................
(S)@DFA Short Term Investment Fund......................................................... 22,962,533   22,962,533
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $67,761 FNMA 3.50%, 02/01/26, valued at $68,131) to be repurchased at
  $66,146..................................................................................        $66       66,146
                                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL........................................................              23,028,679
                                                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $162,980,915).......................................................................            $200,344,866
                                                                                                       ============

                                                                                              Percentage
                                                                                            of Net Assets**
                                                                                            ---------------
Industrials -- (Continued).................................................................
  Other Securities.........................................................................      11.1%
                                                                                                ------
Total Industrials..........................................................................      13.3%
                                                                                                ------

Information Technology -- (13.1%)..........................................................
  *Apple, Inc..............................................................................       0.6%
  *Corning, Inc............................................................................       0.4%
  *eBay, Inc...............................................................................       0.2%
  *EMC Corp................................................................................       0.3%
  *Google, Inc.............................................................................       0.2%
  Hewlett-Packard Co.......................................................................       0.4%
  Intel Corp...............................................................................       0.3%
  #International Business Machines Corp....................................................       0.3%
  Oracle Corp..............................................................................       0.3%
  *Yahoo!, Inc.............................................................................       0.2%
  Other Securities.........................................................................      11.5%
                                                                                                ------
Total Information Technology...............................................................      14.7%
                                                                                                ------

Materials -- (5.3%)........................................................................
  Dow Chemical Co. (The)...................................................................       0.2%
  Other Securities.........................................................................       5.8%
                                                                                                ------
Total Materials............................................................................       6.0%
                                                                                                ------

Other -- (0.0%)............................................................................
  Other Securities.........................................................................       0.0%
                                                                                                ------

Telecommunication Services -- (3.9%).......................................................
  AT&T, Inc................................................................................       2.1%
  Verizon Communications, Inc..............................................................       1.2%
  Other Securities.........................................................................       1.1%
                                                                                                ------
Total Telecommunication Services...........................................................       4.4%
                                                                                                ------

Utilities -- (2.3%)........................................................................
  *AES Corp................................................................................       0.3%
  Other Securities.........................................................................       2.3%
                                                                                                ------
Total Utilities............................................................................       2.6%
                                                                                                ------
TOTAL COMMON STOCKS........................................................................      99.3%
                                                                                                ------
RIGHTS/WARRANTS -- (0.0%)..................................................................
  Other Securities.........................................................................       0.0%
                                                                                                ------
TEMPORARY CASH INVESTMENTS -- (0.4%).......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares......................       0.4%
                                                                                                ------






SECURITIES LENDING COLLATERAL -- (11.5%)...................................................
(S)@DFA Short Term Investment Fund.........................................................      12.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $67,761 FNMA 3.50%, 02/01/26, valued at $68,131) to be repurchased at
  $66,146..................................................................................       0.1%
                                                                                                ------
TOTAL SECURITIES LENDING COLLATERAL........................................................      13.0%
                                                                                                ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $162,980,915).......................................................................     112.7%
                                                                                                ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------

  Common Stocks.................
    Consumer Discretionary...... $ 27,701,304          --   --    $ 27,701,304
    Consumer Staples............    7,661,185          --   --       7,661,185
    Energy......................   26,223,263          --   --      26,223,263
    Financials..................   34,183,957          --   --      34,183,957
    Health Care.................    7,855,153          --   --       7,855,153
    Industrials.................   23,642,740          --   --      23,642,740
    Information Technology......   26,205,156          --   --      26,205,156
    Materials...................   10,694,791          --   --      10,694,791
    Other.......................           --          --   --              --
    Telecommunication Services..    7,805,325          --   --       7,805,325
    Utilities...................    4,563,244          --   --       4,563,244
  Rights/Warrants...............           --          --   --              --
  Temporary Cash Investments....      780,069          --   --         780,069
  Securities Lending Collateral.           -- $23,028,679   --      23,028,679
                                 ------------ -----------   --    ------------

  TOTAL......................... $177,316,187 $23,028,679   --    $200,344,866
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                              Percentage
                                         Shares      Value+ of Net Assets**
                                         ------      -----  ---------------
     COMMON STOCKS -- (88.5%)..........
     Consumer Discretionary -- (11.8%).
       Comcast Corp. Class A...........  23,731 $   622,701       0.4%
       Home Depot, Inc.................  12,800     475,392       0.3%
       McDonald's Corp.................   7,000     548,170       0.4%
       Time Warner Cable, Inc..........   5,527     431,825       0.3%
       Time Warner, Inc................  14,106     534,053       0.3%
       Walt Disney Co. (The)...........  28,674   1,235,849       0.8%
       Other Securities................          16,897,995      10.8%
                                                -----------      -----
     Total Consumer Discretionary......          20,745,985      13.3%
                                                -----------      -----

     Consumer Staples -- (6.9%)........
       Coca-Cola Co. (The).............  17,700   1,194,042       0.8%
       Kraft Foods, Inc. Class A.......  28,757     965,660       0.6%
       PepsiCo, Inc....................  10,891     750,281       0.5%
       Procter & Gamble Co. (The)......  21,481   1,394,117       0.9%
       Wal-Mart Stores, Inc............  21,704   1,193,286       0.7%
       Other Securities................           6,675,948       4.3%
                                                -----------      -----
     Total Consumer Staples............          12,173,334       7.8%
                                                -----------      -----

     Energy -- (10.6%).................
       Apache Corp.....................   3,213     428,518       0.3%
       Baker Hughes, Inc...............   6,086     471,117       0.3%
       Chevron Corp....................  20,988   2,296,927       1.5%
       ConocoPhillips..................   6,400     505,152       0.3%
       Devon Energy Corp...............   5,804     528,164       0.3%
       Exxon Mobil Corp................  15,208   1,338,304       0.9%
       Halliburton Co..................   8,657     437,005       0.3%
       Marathon Oil Corp...............   9,117     492,683       0.3%
       Occidental Petroleum Corp.......   4,500     514,305       0.3%
       #Schlumberger, Ltd..............  13,571   1,217,997       0.8%
       Other Securities................          10,402,508       6.6%
                                                -----------      -----
     Total Energy......................          18,632,680      11.9%
                                                -----------      -----

     Financials -- (12.5%).............
       Bank of America Corp............ 128,591   1,579,097       1.0%
       *Citigroup, Inc................. 309,603   1,421,078       0.9%
       Goldman Sachs Group, Inc. (The).   5,282     797,635       0.5%
       JPMorgan Chase & Co.............  43,854   2,001,058       1.3%
       U.S. Bancorp....................  17,841     460,655       0.3%
       Wells Fargo & Co................  58,928   1,715,394       1.1%
       Other Securities................          14,005,477       8.9%
                                                -----------      -----
     Total Financials..................          21,980,394      14.0%
                                                -----------      -----

     Health Care -- (10.2%)............
       Abbott Laboratories.............  11,100     577,644       0.4%
       Bristol-Myers Squibb Co.........  17,431     489,811       0.3%
       Johnson & Johnson...............  23,875   1,569,065       1.0%
       Merck & Co., Inc................  37,396   1,344,386       0.8%
       Pfizer, Inc.....................  65,034   1,363,113       0.9%
       UnitedHealth Group, Inc.........  15,900     782,757       0.5%
       Other Securities................          11,929,219       7.6%
                                                -----------      -----
     Total Health Care.................          18,055,995      11.5%
                                                -----------      -----

     Industrials -- (12.0%)............
       Caterpillar, Inc................   5,100     588,591       0.4%
       Cummins, Inc....................   3,800     456,684       0.3%
       Emerson Electric Co.............   7,600     461,776       0.3%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                               Shares       Value+
                                                                                               ------       -----
Industrials -- (Continued)
  General Electric Co.                                                                        119,117 $  2,435,943
  United Technologies Corp.                                                                     9,300      833,094
  Other Securities                                                                                      16,474,319
                                                                                                      ------------
Total Industrials                                                                                       21,250,407
                                                                                                      ------------

Information Technology -- (14.0%)
  *Apple, Inc.                                                                                  8,953    3,117,703
  Cisco Sytems, Inc.                                                                           50,186      881,266
  *EMC Corp.                                                                                   16,721      473,873
  *Google, Inc.                                                                                 1,113      605,583
  Hewlett-Packard Co.                                                                          22,700      916,399
  Intel Corp.                                                                                  38,246      886,925
  #International Business Machines Corp.                                                       10,750    1,833,735
  Microsoft Corp.                                                                              61,952    1,611,991
  Oracle Corp.                                                                                 23,475      846,274
  QUALCOMM, Inc.                                                                               12,700      721,868
  Other Securities                                                                                      12,761,883
                                                                                                      ------------
Total Information Technology                                                                            24,657,500
                                                                                                      ------------

Materials -- (4.7%)
  Other Securities                                                                                       8,358,572
                                                                                                      ------------

Other -- (0.0%)
  Other Securities                                                                                              --
                                                                                                      ------------

Telecommunication Services -- (2.6%)
  AT&T, Inc.                                                                                   67,376    2,096,741
  Verizon Communications, Inc.                                                                 27,325    1,032,338
  Other Securities                                                                                       1,391,214
                                                                                                      ------------
Total Telecommunication Services                                                                         4,520,293
                                                                                                      ------------

Utilities -- (3.2%)
  Other Securities                                                                                       5,689,622
                                                                                                      ------------
TOTAL COMMON STOCKS                                                                                    156,064,782
                                                                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                           3,968
                                                                                                      ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                       1,067,915    1,067,915
                                                                                                      ------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount
                                                                                            ------
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@DFA Short Term Investment Fund                                                         19,070,426   19,070,426
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $56,275 FNMA 3.50%, 02/01/26 valued at $56,582) to be repurchased at
  $54,934                                                                                         $55       54,934
                                                                                                      ------------

TOTAL SECURITIES LENDING COLLATERAL                                                                     19,125,360
                                                                                                      ------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $139,096,578)                                                                                  $176,262,025
                                                                                                      ============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
Industrials -- (Continued)
  General Electric Co.                                                                           1.6%
  United Technologies Corp.                                                                      0.5%
  Other Securities                                                                              10.5%
                                                                                               ------
Total Industrials                                                                               13.6%
                                                                                               ------

Information Technology -- (14.0%)
  *Apple, Inc.                                                                                   2.0%
  Cisco Sytems, Inc.                                                                             0.6%
  *EMC Corp.                                                                                     0.3%
  *Google, Inc.                                                                                  0.4%
  Hewlett-Packard Co.                                                                            0.6%
  Intel Corp.                                                                                    0.6%
  #International Business Machines Corp.                                                         1.2%
  Microsoft Corp.                                                                                1.0%
  Oracle Corp.                                                                                   0.5%
  QUALCOMM, Inc.                                                                                 0.5%
  Other Securities                                                                               8.1%
                                                                                               ------
Total Information Technology                                                                    15.8%
                                                                                               ------

Materials -- (4.7%)
  Other Securities                                                                               5.3%
                                                                                               ------

Other -- (0.0%)
  Other Securities                                                                               0.0%
                                                                                               ------

Telecommunication Services -- (2.6%)
  AT&T, Inc.                                                                                     1.3%
  Verizon Communications, Inc.                                                                   0.7%
  Other Securities                                                                               0.9%
                                                                                               ------
Total Telecommunication Services                                                                 2.9%
                                                                                               ------

Utilities -- (3.2%)
  Other Securities                                                                               3.6%
                                                                                               ------
TOTAL COMMON STOCKS                                                                             99.7%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                               0.0%
                                                                                               ------
TEMPORARY CASH INVESTMENTS -- (0.6%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                            0.7%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@DFA Short Term Investment Fund                                                              12.2%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $56,275 FNMA 3.50%, 02/01/26 valued at $56,582) to be repurchased at
  $54,934                                                                                        0.0%
                                                                                               ------

TOTAL SECURITIES LENDING COLLATERAL                                                             12.2%
                                                                                               ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $139,096,578)                                                                           112.6%
                                                                                               ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks.................
    Consumer Discretionary...... $ 20,745,985          --   --    $ 20,745,985
    Consumer Staples............   12,172,778 $       556   --      12,173,334
    Energy......................   18,632,680          --   --      18,632,680
    Financials..................   21,980,394          --   --      21,980,394
    Health Care.................   18,055,630         365   --      18,055,995
    Industrials.................   21,250,407          --   --      21,250,407
    Information Technology......   24,657,500          --   --      24,657,500
    Materials...................    8,358,572          --   --       8,358,572
    Other.......................           --          --   --              --
    Telecommunication Services..    4,520,293          --   --       4,520,293
    Utilities...................    5,689,622          --   --       5,689,622
  Rights/Warrants...............        3,968          --   --           3,968
  Temporary Cash Investments....    1,067,915          --   --       1,067,915
  Securities Lending Collateral.           --  19,125,360   --      19,125,360
                                 ------------ -----------   --    ------------
  TOTAL......................... $157,135,744 $19,126,281   --    $176,262,025
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                               Shares     Value++ of Net Assets**
                                               ------ ----------- ---------------
COMMON STOCKS -- (85.4%)......................
AUSTRALIA -- (6.4%)...........................
  Australia & New Zealand Banking Group, Ltd.. 12,747 $   339,544       0.2%
  #BHP Billiton, Ltd. Sponsored ADR...........  7,300     739,052       0.6%
  Commonwealth Bank of Australia..............  8,452     498,943       0.4%
  National Australia Bank, Ltd................ 18,248     543,291       0.4%
  Westpac Banking Corp. Sponsored ADR.........  2,992     410,622       0.3%
  Other Securities............................          7,115,230       5.5%
                                                      -----------      -----
TOTAL AUSTRALIA...............................          9,646,682       7.4%
                                                      -----------      -----

AUSTRIA -- (0.3%).............................
  Other Securities............................            522,019       0.4%
                                                      -----------      -----

BELGIUM -- (0.9%).............................
  Other Securities............................          1,332,446       1.0%
                                                      -----------      -----

CANADA -- (9.0%)..............................
  Canadian National Resources, Ltd............  7,400     348,120       0.3%
  #Manulife Financial Corp.................... 22,216     398,932       0.3%
  #Royal Bank of Canada....................... 12,327     776,504       0.6%
  Suncor Energy, Inc.......................... 16,375     754,757       0.6%
  #Toronto Dominion Bank......................  6,520     564,518       0.4%
  Other Securities............................         10,673,590       8.2%
                                                      -----------      -----
TOTAL CANADA..................................         13,516,421      10.4%
                                                      -----------      -----

DENMARK -- (0.8%).............................
  Other Securities............................          1,150,713       0.9%
                                                      -----------      -----

FINLAND -- (1.4%).............................
  Other Securities............................          2,103,593       1.6%
                                                      -----------      -----

FRANCE -- (7.5%)..............................
  BNP Paribas SA..............................  7,873     622,397       0.5%
  Danone SA...................................  4,824     353,196       0.3%
  #Schneider Electric SA......................  2,444     431,789       0.3%
  Societe Generale Paris SA...................  6,182     413,130       0.3%
  Total SA....................................  7,373     472,178       0.4%
  Total SA Sponsored ADR......................  6,225     399,832       0.3%
  Vivendi SA.................................. 10,913     342,177       0.3%
  Other Securities............................          8,323,585       6.4%
                                                      -----------      -----
TOTAL FRANCE..................................         11,358,284       8.8%
                                                      -----------      -----

GERMANY -- (5.1%).............................
  #BASF SE....................................  3,639     373,667       0.3%
  Other Securities............................          7,254,118       5.6%
                                                      -----------      -----
TOTAL GERMANY.................................          7,627,785       5.9%
                                                      -----------      -----

GREECE -- (0.4%)..............................
  Other Securities............................            650,704       0.5%
                                                      -----------      -----

HONG KONG -- (1.2%)...........................
  Other Securities............................          1,782,564       1.4%
                                                      -----------      -----

IRELAND -- (0.4%).............................
  Other Securities............................            550,369       0.4%
                                                      -----------      -----

ISRAEL -- (0.6%)..............................
  Other Securities............................            857,191       0.7%
                                                      -----------      -----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                    Percentage
                                               Shares     Value++ of Net Assets**
                                               ------     -----   ---------------
ITALY -- (2.1%)..............................
  Intesa Sanpaolo SpA........................ 106,486 $   353,689       0.3%
  Other Securities...........................           2,816,198       2.1%
                                                      -----------      -----
TOTAL ITALY..................................           3,169,887       2.4%
                                                      -----------      -----

JAPAN -- (15.8%).............................
  Canon, Inc. Sponsored ADR..................   7,600     358,492       0.3%
  Sony Corp. Sponsored ADR...................  13,476     381,506       0.3%
  Sumitomo Mitsui Financial Group, Inc.......  11,700     363,424       0.3%
  Toyota Motor Corp. Sponsored ADR...........   7,156     570,190       0.4%
  Other Securities...........................          22,135,332      17.0%
                                                      -----------      -----
TOTAL JAPAN..................................          23,808,944      18.3%
                                                      -----------      -----

NETHERLANDS -- (2.4%)........................
  *ING Groep NV Sponsored ADR................  56,475     744,905       0.6%
  Other Securities...........................           2,903,720       2.2%
                                                      -----------      -----
TOTAL NETHERLANDS............................           3,648,625       2.8%
                                                      -----------      -----

NEW ZEALAND -- (0.1%)........................
  Other Securities...........................             229,397       0.2%
                                                      -----------      -----

NORWAY -- (0.8%).............................
  Other Securities...........................           1,276,101       1.0%
                                                      -----------      -----

PORTUGAL -- (0.3%)...........................
  Other Securities...........................             389,861       0.3%
                                                      -----------      -----

SINGAPORE -- (0.7%)..........................
  Other Securities...........................           1,088,325       0.8%
                                                      -----------      -----

SPAIN -- (2.6%)..............................
  #Banco Santander SA Sponsored ADR..........  35,783     443,709       0.4%
  #Telefonica SA Sponsored ADR...............  19,725     531,786       0.4%
  Other Securities...........................           2,898,053       2.2%
                                                      -----------      -----
TOTAL SPAIN..................................           3,873,548       3.0%
                                                      -----------      -----

SWEDEN -- (2.7%).............................
  Other Securities...........................           4,135,004       3.2%
                                                      -----------      -----

SWITZERLAND -- (6.3%)........................
  Compagnie Financiere Richemont SA Series A.   5,816     376,174       0.3%
  Credit Suisse Group AG Sponsored ADR.......   9,400     427,606       0.3%
  Holcim, Ltd. AG............................   5,017     437,141       0.3%
  Nestle SA..................................  15,869     984,963       0.8%
  Novartis AG ADR............................  18,456   1,092,042       0.8%
  Roche Holding AG Genusschein...............   3,598     584,027       0.5%
  Swiss Reinsurance Co., Ltd. AG.............   7,280     434,372       0.3%
  Other Securities...........................           5,143,025       4.0%
                                                      -----------      -----
TOTAL SWITZERLAND............................           9,479,350       7.3%
                                                      -----------      -----

UNITED KINGDOM -- (17.6%)....................
  Anglo American P.L.C.......................  10,705     561,143       0.4%
  #AstraZeneca P.L.C. Sponsored ADR..........   9,100     453,453       0.3%
  Aviva P.L.C................................  53,069     397,166       0.3%
  Barclays P.L.C. Sponsored ADR..............  18,900     360,045       0.3%
  BG Group P.L.C.............................  22,373     576,138       0.4%
  BHP Billiton P.L.C.........................   9,220     389,820       0.3%
  Diageo P.L.C. Sponsored ADR................   5,000     406,850       0.3%
  GlaxoSmithKline P.L.C. Sponsored ADR.......  20,926     913,629       0.7%
  HSBC Holdings P.L.C. Sponsored ADR.........  33,812   1,841,740       1.4%
  Imperial Tobacco Group P.L.C...............  12,894     454,800       0.4%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED


                                                                                                    Shares      Value++
                                                                                                    ------      -----
UNITED KINGDOM -- (Continued)..................................................................
  Rio Tinto P.L.C. Sponsored ADR...............................................................      8,930 $    653,765
  *Rolls-Royce Group P.L.C.....................................................................     33,307      358,218
  Royal Dutch Shell P.L.C. ADR.................................................................      6,300      493,668
  Standard Chartered P.L.C.....................................................................     27,011      750,682
  Tesco P.L.C..................................................................................     55,670      375,320
  Vodafone Group P.L.C.........................................................................    202,477      585,318
  Vodafone Group P.L.C. Sponsored ADR..........................................................     41,056    1,195,551
  Other Securities.............................................................................              15,695,236
                                                                                                           ------------
TOTAL UNITED KINGDOM...........................................................................              26,462,542
                                                                                                           ------------
TOTAL COMMON STOCKS............................................................................             128,660,355
                                                                                                           ------------
RIGHTS/WARRANTS -- (0.0%)......................................................................
BELGIUM -- (0.0%)..............................................................................
  Other Securities.............................................................................                     176
                                                                                                           ------------

GERMANY -- (0.0%)..............................................................................
  Other Securities.............................................................................                   4,676
                                                                                                           ------------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................                      --
                                                                                                           ------------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................                     952
                                                                                                           ------------

SINGAPORE -- (0.0%)............................................................................
  Other Securities.............................................................................                   1,759
                                                                                                           ------------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................                   1,164
                                                                                                           ------------
TOTAL RIGHTS/WARRANTS..........................................................................                   8,727
                                                                                                           ------------

                                                                                                  Face           Value+
                                                                                                 Amount    ------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $685,000
   FNMA 2.24%, 07/06/15, valued at $702,125) to be repurchased at $687,011.....................       $687      687,000
                                                                                                           ------------

                                                                                                 Shares/
                                                                                                  Face
                                                                                                 Amount
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (14.2%).......................................................
(S)@DFA Short Term Investment Fund............................................................. 18,363,766   18,363,766
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $3,046,806)## to be repurchased at
  $2,987,075...................................................................................     $2,987    2,987,065
                                                                                                           ------------
TOTAL SECURITIES LENDING COLLATERAL............................................................              21,350,831
                                                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $128,544,904)...........................................................................            $150,706,913
                                                                                                           ============

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
UNITED KINGDOM -- (Continued)..................................................................
  Rio Tinto P.L.C. Sponsored ADR...............................................................       0.5%
  *Rolls-Royce Group P.L.C.....................................................................       0.3%
  Royal Dutch Shell P.L.C. ADR.................................................................       0.4%
  Standard Chartered P.L.C.....................................................................       0.6%
  Tesco P.L.C..................................................................................       0.3%
  Vodafone Group P.L.C.........................................................................       0.5%
  Vodafone Group P.L.C. Sponsored ADR..........................................................       0.9%
  Other Securities.............................................................................      12.1%
                                                                                                    ------
TOTAL UNITED KINGDOM...........................................................................      20.4%
                                                                                                    ------
TOTAL COMMON STOCKS............................................................................      99.1%
                                                                                                    ------
RIGHTS/WARRANTS -- (0.0%)......................................................................
BELGIUM -- (0.0%)..............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

GERMANY -- (0.0%)..............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SINGAPORE -- (0.0%)............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------
TOTAL RIGHTS/WARRANTS..........................................................................       0.0%
                                                                                                    ------




TEMPORARY CASH INVESTMENTS -- (0.4%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $685,000
   FNMA 2.24%, 07/06/15, valued at $702,125) to be repurchased at $687,011.....................       0.5%
                                                                                                    ------





SECURITIES LENDING COLLATERAL -- (14.2%).......................................................
(S)@DFA Short Term Investment Fund.............................................................      14.2%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $3,046,806)## to be repurchased at
  $2,987,075...................................................................................       2.3%
                                                                                                    ------
TOTAL SECURITIES LENDING COLLATERAL............................................................      16.5%
                                                                                                    ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $128,544,904)...........................................................................     116.1%
                                                                                                    ======

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------

  Common Stocks.................
    Australia................... $ 1,315,205 $  8,331,477   --    $  9,646,682
    Austria.....................          --      522,019   --         522,019
    Belgium.....................     175,248    1,157,198   --       1,332,446
    Canada......................  13,516,421           --   --      13,516,421
    Denmark.....................     257,380      893,333   --       1,150,713
    Finland.....................     279,014    1,824,579   --       2,103,593
    France......................     895,824   10,462,460   --      11,358,284
    Germany.....................   1,163,394    6,464,391   --       7,627,785
    Greece......................      24,044      626,660   --         650,704
    Hong Kong...................       6,606    1,775,958   --       1,782,564
    Ireland.....................     128,326      422,043   --         550,369
    Israel......................     369,674      487,517   --         857,191
    Italy.......................     233,412    2,936,475   --       3,169,887
    Japan.......................   2,849,868   20,959,076   --      23,808,944
    Netherlands.................   1,264,065    2,384,560   --       3,648,625
    New Zealand.................      38,412      190,985   --         229,397
    Norway......................     158,274    1,117,827   --       1,276,101
    Portugal....................      27,038      362,823   --         389,861
    Singapore...................          --    1,088,325   --       1,088,325
    Spain.......................   1,735,978    2,137,570   --       3,873,548
    Sweden......................     339,458    3,795,546   --       4,135,004
    Switzerland.................   2,244,424    7,234,926   --       9,479,350
    United Kingdom..............   8,607,937   17,854,605   --      26,462,542
  Rights/Warrants...............
    Belgium.....................          75          101   --             176
    Germany.....................       4,676           --   --           4,676
    Greece......................          --           --   --              --
    Portugal....................         952           --   --             952
    Singapore...................       1,759           --   --           1,759
    Spain.......................       1,102           62   --           1,164
  Temporary Cash Investments....          --      687,000   --         687,000
  Securities Lending Collateral.          --   21,350,831   --      21,350,831
                                 ----------- ------------   --    ------------

  TOTAL......................... $35,638,566 $115,068,347   --    $150,706,913
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                                Shares  Value++   of Net Assets**
                                                ------  -----     ---------------
COMMON STOCKS -- (85.5%).......................
AUSTRALIA -- (4.7%)............................
  Origin Energy, Ltd........................... 19,163 $  343,765       0.5%
  Wesfarmers, Ltd.............................. 26,986    988,590       1.5%
  Other Securities.............................         2,252,253       3.4%
                                                       ----------      -----
TOTAL AUSTRALIA................................         3,584,608       5.4%
                                                       ----------      -----

AUSTRIA -- (0.1%)..............................
  Other Securities.............................            86,966       0.1%
                                                       ----------      -----

BELGIUM -- (0.9%)..............................
  Other Securities.............................           665,931       1.0%
                                                       ----------      -----

CANADA -- (10.1%)..............................
  #BCE, Inc....................................  8,548    320,364       0.5%
  #Encana Corp................................. 14,690    493,574       0.8%
  Magna International, Inc.....................  6,640    341,211       0.5%
  #Manulife Financial Corp..................... 23,599    423,767       0.6%
  #Sun Life Financial, Inc..................... 14,250    466,440       0.7%
  Suncor Energy, Inc........................... 21,741  1,002,087       1.5%
  #Thomson Reuters Corp........................ 10,478    424,812       0.7%
  #TransCanada Corp............................ 19,468    837,650       1.3%
  Other Securities.............................         3,451,601       5.2%
                                                       ----------      -----
TOTAL CANADA...................................         7,761,506      11.8%
                                                       ----------      -----

DENMARK -- (1.7%)..............................
  Carlsberg A.S. Series B......................  3,049    361,779       0.5%
  *Danske Bank A.S............................. 16,130    387,354       0.6%
  Other Securities.............................           561,333       0.9%
                                                       ----------      -----
TOTAL DENMARK..................................         1,310,466       2.0%
                                                       ----------      -----

FINLAND -- (1.0%)..............................
  *UPM-Kymmene Oyj............................. 21,001    430,758       0.6%
  Other Securities.............................           315,840       0.5%
                                                       ----------      -----
TOTAL FINLAND..................................           746,598       1.1%
                                                       ----------      -----

FRANCE -- (9.4%)...............................
  #AXA SA Sponsored ADR........................ 37,500    840,750       1.3%
  Cie de Saint-Gobain SA.......................  7,901    545,167       0.8%
  Credit Agricole SA........................... 28,101    467,431       0.7%
  GDF Suez SA.................................. 26,717  1,092,441       1.7%
  *Sanofi-Aventis SA ADR.......................  9,889    390,813       0.6%
  Societe Generale Paris SA.................... 13,106    875,846       1.3%
  Vivendi SA................................... 32,112  1,006,871       1.5%
  Other Securities.............................         1,937,602       3.0%
                                                       ----------      -----
TOTAL FRANCE...................................         7,156,921      10.9%
                                                       ----------      -----

GERMANY -- (8.1%)..............................
  Allianz SE...................................  4,131    649,027       1.0%
  Bayerische Motoren Werke AG..................  4,874    458,881       0.7%
  *Daimler AG.................................. 10,794    834,230       1.3%
  #Deutsche Bank AG............................ 13,617    889,462       1.3%
  Deutsche Telekom AG.......................... 65,866  1,088,520       1.7%
  E.ON AG...................................... 23,182    792,342       1.2%
  Munchener Rueckversicherungs-Gesellschaft AG.  2,860    471,771       0.7%
  Other Securities.............................         1,036,112       1.6%
                                                       ----------      -----
TOTAL GERMANY..................................         6,220,345       9.5%
                                                       ----------      -----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                  Percentage
                                             Shares     Value++ of Net Assets**
                                             ------     -----   ---------------
GREECE -- (0.2%)...........................
  Other Securities.........................         $   132,498       0.2%
                                                    -----------      -----

HONG KONG -- (1.0%)........................
  Other Securities.........................             780,703       1.2%
                                                    -----------      -----

IRELAND -- (0.0%)..........................
  Other Securities.........................               4,491       0.0%
                                                    -----------      -----

ISRAEL -- (0.3%)...........................
  Other Securities.........................             198,457       0.3%
                                                    -----------      -----

ITALY -- (1.6%)............................
  UniCredit SpA............................ 140,986     363,084       0.5%
  Other Securities.........................             895,703       1.4%
                                                    -----------      -----
TOTAL ITALY................................           1,258,787       1.9%
                                                    -----------      -----

JAPAN -- (18.5%)...........................
  FUJIFILM Holdings Corp...................  13,400     416,578       0.6%
  JX Holdings, Inc.........................  56,740     399,602       0.6%
  Mitsubishi Heavy Industries, Ltd......... 105,000     501,727       0.8%
  Mitsubishi UFJ Financial Group, Inc...... 331,000   1,588,664       2.4%
  Mitsubishi UFJ Financial Group, Inc. ADR.  74,759     356,600       0.5%
  Sony Corp. Sponsored ADR.................  22,200     628,482       0.9%
  #Sumitomo Corp...........................  28,900     398,671       0.6%
  Sumitomo Electric Industries, Ltd........  26,600     370,356       0.6%
  Other Securities.........................           9,524,925      14.5%
                                                    -----------      -----
TOTAL JAPAN................................          14,185,605      21.5%
                                                    -----------      -----

NETHERLANDS -- (3.3%)......................
  *Aegon NV................................  43,125     342,776       0.5%
  ArcelorMittal NV.........................  16,689     616,758       0.9%
  *ING Groep NV............................  32,667     430,363       0.7%
  *Koninklijke Philips Electronics NV......  18,516     548,408       0.8%
  Other Securities.........................             587,548       0.9%
                                                    -----------      -----
TOTAL NETHERLANDS..........................           2,525,853       3.8%
                                                    -----------      -----

NEW ZEALAND -- (0.1%)......................
  Other Securities.........................              60,115       0.1%
                                                    -----------      -----

NORWAY -- (0.8%)...........................
  Other Securities.........................             622,113       1.0%
                                                    -----------      -----

PORTUGAL -- (0.0%).........................
  Other Securities.........................              24,052       0.0%
                                                    -----------      -----

SINGAPORE -- (1.0%)........................
  Other Securities.........................             735,121       1.1%
                                                    -----------      -----

SPAIN -- (2.5%)............................
  Repsol YPF SA Sponsored ADR..............  22,266     795,342       1.2%
  Other Securities.........................           1,081,997       1.7%
                                                    -----------      -----
TOTAL SPAIN................................           1,877,339       2.9%
                                                    -----------      -----

SWEDEN -- (2.0%)...........................
  *Telefonaktiebolaget LM Ericsson AB......  38,431     583,134       0.9%
  Other Securities.........................             926,212       1.4%
                                                    -----------      -----
TOTAL SWEDEN...............................           1,509,346       2.3%
                                                    -----------      -----

SWITZERLAND -- (4.0%)......................
  Holcim, Ltd. AG..........................   8,810     767,633       1.2%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                         Shares     Value++ of Net Assets**
                                                                                         ------     -----   ---------------

SWITZERLAND -- (Continued)...........................................................
 Novartis AG ADR.....................................................................     6,159 $   364,428       0.5%
 Swiss Reinsurance Co., Ltd. AG......................................................    11,666     696,070       1.1%
 Zurich Financial Services AG........................................................     2,259     635,183       1.0%
 Other Securities....................................................................               627,785       0.9%
                                                                                                -----------     ------
TOTAL SWITZERLAND....................................................................             3,091,099       4.7%
                                                                                                -----------     ------

UNITED KINGDOM -- (14.2%)............................................................
 Barclays P.L.C. Sponsored ADR.......................................................    47,729     909,237       1.4%
 Royal Dutch Shell P.L.C. ADR........................................................    37,037   2,902,219       4.4%
 Vodafone Group P.L.C. Sponsored ADR.................................................    91,287   2,658,277       4.1%
 Xstrata P.L.C.......................................................................    35,899     920,774       1.4%
 Other Securities....................................................................             3,509,266       5.3%
                                                                                                -----------     ------
TOTAL UNITED KINGDOM.................................................................            10,899,773      16.6%
                                                                                                -----------     ------
TOTAL COMMON STOCKS..................................................................            65,438,693      99.4%
                                                                                                -----------     ------

RIGHTS/WARRANTS -- (0.0%)............................................................
DENMARK -- (0.0%)....................................................................
 Other Securities....................................................................                     4       0.0%
                                                                                                -----------     ------

PORTUGAL -- (0.0%)...................................................................
 Other Securities....................................................................                   911       0.0%
                                                                                                -----------     ------

SPAIN -- (0.0%)......................................................................
 Other Securities....................................................................                 2,631       0.0%
                                                                                                -----------     ------
TOTAL RIGHTS/WARRANTS................................................................                 3,546       0.0%
                                                                                                -----------     ------

                                                                                        Face
                                                                                       Amount        Value+
                                                                                       ------        -----
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (0.0%).................................................
 Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $20,000 FNMA 2.24%, 07/06/15, valued at $20,500) to be repurchased at $19,000.....       $19      19,000       0.0%
                                                                                                -----------     ------

                                                                                       Shares/
                                                                                        Face
                                                                                       Amount
                                                                                      ---------
                                                                                        (000)
SECURITIES LENDING COLLATERAL -- (14.5%).............................................
(S)@DFA Short Term Investment Fund................................................... 7,770,000   7,770,000      11.8%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
 (Collateralized by  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $3,355,862)##
 to be repurchased at  $3,290,072....................................................    $3,290   3,290,061       5.0%
                                                                                                -----------     ------
TOTAL SECURITIES LENDING COLLATERAL..................................................            11,060,061      16.8%
                                                                                                -----------     ------
TOTAL INVESTMENTS -- (100.0%) (Cost $69,929,113).....................................           $76,521,300     116.2%
                                                                                                ===========     ======

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                  -------------------------------------------

                                    Investment in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks.................
     Australia................... $    65,719 $ 3,518,889   --    $ 3,584,608
     Austria.....................          --      86,966   --         86,966
     Belgium.....................          --     665,931   --        665,931
     Canada......................   7,761,506          --   --      7,761,506
     Denmark.....................          --   1,310,466   --      1,310,466
     Finland.....................          --     746,598   --        746,598
     France......................   1,231,563   5,925,358   --      7,156,921
     Germany.....................     889,462   5,330,883   --      6,220,345
     Greece......................          --     132,498   --        132,498
     Hong Kong...................          --     780,703   --        780,703
     Ireland.....................       4,491          --   --          4,491
     Israel......................       5,109     193,348   --        198,457
     Italy.......................          --   1,258,787   --      1,258,787
     Japan.......................   1,301,260  12,884,345   --     14,185,605
     Netherlands.................     277,910   2,247,943   --      2,525,853
     New Zealand.................          --      60,115   --         60,115
     Norway......................          --     622,113   --        622,113
     Portugal....................          --      24,052   --         24,052
     Singapore...................          --     735,121   --        735,121
     Spain.......................     915,219     962,120   --      1,877,339
     Sweden......................          --   1,509,346   --      1,509,346
     Switzerland.................     364,428   2,726,671   --      3,091,099
     United Kingdom..............   7,564,483   3,335,290   --     10,899,773
   Rights/Warrants...............
     Denmark.....................          --           4   --              4
     Portugal....................         911          --   --            911
     Spain.......................       2,631          --   --          2,631
   Temporary Cash Investments....          --      19,000   --         19,000
   Securities Lending Collateral.          --  11,060,061   --     11,060,061
                                  ----------- -----------   --    -----------
   TOTAL......................... $20,384,692 $56,136,608   --    $76,521,300
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                     Percentage
                                                               Shares      Value++ of Net Assets**
                                                               ------      -----   ---------------
COMMON STOCKS -- (87.1%)
BRAZIL -- (7.0%)
  Banco Bradesco SA                                           144,974 $  2,417,155       0.3%
  Banco do Brasil SA                                          112,720    2,070,689       0.3%
  BM&F Bovespa SA                                             285,596    2,143,967       0.3%
  Petroleo Brasileiro SA ADR                                  233,197    8,705,244       1.1%
  Vale SA Sponsored ADR                                       141,000    4,709,400       0.6%
  Other Securities                                                      36,826,301       4.9%
                                                                      ------------      -----
TOTAL BRAZIL                                                            56,872,756       7.5%
                                                                      ------------      -----

CHILE -- (2.0%)
  Other Securities                                                      16,339,634       2.2%
                                                                      ------------      -----

CHINA -- (12.9%)
  Bank of China, Ltd.                                       8,823,752    4,895,187       0.6%
  China Construction Bank Corp.                             6,508,990    6,171,904       0.8%
  China Life Insurance Co., Ltd. ADR                           41,683    2,237,960       0.3%
  China Mobile, Ltd. Sponsored ADR                            162,785    7,502,761       1.0%
  China Shenhua Energy Co., Ltd. Series H                     425,884    1,989,168       0.3%
  China Unicom Hong Kong, Ltd. ADR                            114,955    2,351,979       0.3%
  CNOOC, Ltd. ADR                                              11,800    2,943,510       0.4%
  Industrial & Commercial Bank of China, Ltd. Series H      8,224,017    6,975,719       0.9%
  Tencent Holdings, Ltd.                                       70,200    2,013,569       0.3%
  Other Securities                                                      67,271,939       8.9%
                                                                      ------------      -----
TOTAL CHINA                                                            104,353,696      13.8%
                                                                      ------------      -----

COLOMBIA -- (0.2%)
  Other Securities                                                       1,919,141       0.3%
                                                                      ------------      -----

CZECH REPUBLIC -- (0.4%)
  Other Securities                                                       3,501,406       0.5%
                                                                      ------------      -----

EGYPT -- (0.1%)
  Other Securities                                                         525,527       0.1%
                                                                      ------------      -----

HUNGARY -- (0.5%)
 #*OTP Bank P.L.C.                                             63,147    2,241,868       0.3%
  Other Securities                                                       1,384,445       0.2%
                                                                      ------------      -----
TOTAL HUNGARY                                                            3,626,313       0.5%
                                                                      ------------      -----

INDIA -- (8.3%)
  ICICI Bank, Ltd. Sponsored ADR                               87,637    4,416,905       0.6%
  Infosys Technologies, Ltd.                                   50,322    3,307,900       0.4%
  Reliance Industries, Ltd.                                   102,866    2,283,296       0.3%
  Other Securities                                                      57,508,921       7.6%
                                                                      ------------      -----
TOTAL INDIA                                                             67,517,022       8.9%
                                                                      ------------      -----

INDONESIA -- (3.0%)
  Other Securities                                                      24,064,817       3.2%
                                                                      ------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                          55,063       0.0%
                                                                      ------------      -----

MALAYSIA -- (2.9%)
  Other Securities                                                      23,691,050       3.1%
                                                                      ------------      -----

MEXICO -- (4.6%)
  America Movil S.A.B. de C.V. Series L ADR                   102,019    5,835,487       0.8%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      34,583    2,175,271       0.3%
  Grupo Financiero Banorte S.A.B. de C.V                      473,333    2,364,260       0.3%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                         Percentage
                                                   Shares      Value++ of Net Assets**
                                                   ------      -----   ---------------
MEXICO -- (Continued)..........................
  Grupo Mexico S.A.B. de C.V. Series B.........   594,999 $  2,060,222       0.3%
  *Grupo Televisa S.A. de C.V. Sponsored ADR...    86,000    2,039,920       0.2%
  Other Securities.............................             22,528,068       3.0%
                                                          ------------      -----
TOTAL MEXICO...................................             37,003,228       4.9%
                                                          ------------      -----

PERU -- (0.2%).................................
  Other Securities.............................              1,467,440       0.2%
                                                          ------------      -----

PHILIPPINES -- (1.0%)..........................
  Other Securities.............................              7,927,049       1.0%
                                                          ------------      -----

POLAND -- (1.8%)...............................
  *Polski Koncern Naftowy Orlen SA.............   109,418    2,280,606       0.3%
  Other Securities.............................             12,311,977       1.6%
                                                          ------------      -----
TOTAL POLAND...................................             14,592,583       1.9%
                                                          ------------      -----

RUSSIA -- (4.6%)...............................
  Gazprom OAO Sponsored ADR....................   958,032   16,232,649       2.1%
  Lukoil OAO Sponsored ADR.....................    92,719    6,444,148       0.9%
  MMC Norilsk Nickel JSC ADR...................    91,231    2,525,393       0.3%
  Other Securities.............................             12,108,327       1.6%
                                                          ------------      -----
TOTAL RUSSIA...................................             37,310,517       4.9%
                                                          ------------      -----

SOUTH AFRICA -- (7.7%).........................
  Gold Fields, Ltd. Sponsored ADR..............   144,700    2,581,448       0.3%
  Impala Platinum Holdings, Ltd................    68,468    2,141,189       0.3%
  Naspers, Ltd. Series N.......................    33,790    2,002,607       0.3%
  Sanlam, Ltd..................................   614,168    2,634,420       0.3%
  Sasol, Ltd. Sponsored ADR....................    98,800    5,712,616       0.8%
  Standard Bank Group, Ltd.....................   217,925    3,422,628       0.4%
  Other Securities.............................             43,733,677       5.8%
                                                          ------------      -----
TOTAL SOUTH AFRICA.............................             62,228,585       8.2%
                                                          ------------      -----

SOUTH KOREA -- (13.2%).........................
  Hana Financial Group, Inc....................    50,940    2,161,320       0.3%
  #Hyundai Heavy Industries Co., Ltd...........     4,164    2,082,600       0.3%
  *KB Financial Group, Inc. ADR................    49,440    2,634,658       0.3%
  LG Chemical, Ltd.............................     5,024    2,496,014       0.3%
  POSCO ADR....................................    39,385    4,344,166       0.6%
  Samsung Corp.................................    32,051    2,321,858       0.3%
  Samsung Electronics Co., Ltd.................    16,830   14,057,775       1.9%
  Shinhan Financial Group Co., Ltd. ADR........    25,544    2,478,279       0.3%
  Other Securities.............................             74,544,618       9.9%
                                                          ------------      -----
TOTAL SOUTH KOREA..............................            107,121,288      14.2%
                                                          ------------      -----

TAIWAN -- (12.4%)..............................
  China Steel Corp............................. 1,659,976    2,055,598       0.3%
  Hon Hai Precision Industry Co., Ltd..........   813,291    3,088,491       0.4%
  HTC Corp.....................................    54,153    2,464,865       0.3%
  Taiwan Semiconductor Manufacturing Co., Ltd.. 1,886,214    4,878,667       0.6%
  Other Securities.............................             88,138,310      11.7%
                                                          ------------      -----
TOTAL TAIWAN...................................            100,625,931      13.3%
                                                          ------------      -----

THAILAND -- (2.3%).............................
  Other Securities.............................             18,384,618       2.4%
                                                          ------------      -----

TURKEY -- (2.0%)...............................
  Other Securities.............................             15,720,762       2.1%
                                                          ------------      -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      Shares      Value++
                                                                                                      ------      -----
UNITED STATES -- (0.0%)..........................................................................
  Other Securities...............................................................................            $     94,183
                                                                                                             ------------
TOTAL COMMON STOCKS..............................................................................             704,942,609
                                                                                                             ------------
PREFERRED STOCKS -- (5.8%).......................................................................
BRAZIL -- (5.8%).................................................................................
  Banco Bradesco SA Sponsored ADR................................................................    328,418    6,643,896
  Gerdau SA Sponsored ADR........................................................................    168,600    2,036,688
  Itau Unibanco Holding SA ADR...................................................................    220,866    5,245,567
  Petroleo Brasileiro SA ADR.....................................................................    324,514   10,829,032
  Vale SA Sponsored ADR..........................................................................    207,154    6,193,905
  Other Securities...............................................................................              16,201,023
                                                                                                             ------------
TOTAL BRAZIL.....................................................................................              47,150,111
                                                                                                             ------------

CHILE -- (0.0%)..................................................................................
  Other Securities...............................................................................                  78,983
                                                                                                             ------------
TOTAL PREFERRED STOCKS...........................................................................              47,229,094
                                                                                                             ------------
RIGHTS/WARRANTS -- (0.0%)........................................................................
BRAZIL -- (0.0%).................................................................................
  Other Securities...............................................................................                      61
                                                                                                             ------------

CHINA -- (0.0%)..................................................................................
  Other Securities...............................................................................                      --
                                                                                                             ------------

POLAND -- (0.0%).................................................................................
  Other Securities...............................................................................                  71,482
                                                                                                             ------------

TAIWAN -- (0.0%).................................................................................
  Other Securities...............................................................................                  20,911
                                                                                                             ------------

THAILAND -- (0.0%)...............................................................................
  Other Securities...............................................................................                  62,558
                                                                                                             ------------

TURKEY -- (0.0%).................................................................................
  Other Securities...............................................................................                   7,342
                                                                                                             ------------
TOTAL RIGHTS/WARRANTS............................................................................                 162,354
                                                                                                             ------------

                                                                                                    Face           Value+
                                                                                                   Amount          -----
                                                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.3%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $1,930,000
   FNMA 2.24%, 07/06/15, valued at $1,978,250) to be repurchased at $1,949,031...................     $1,949    1,949,000
                                                                                                             ------------

                                                                                                   Shares/
                                                                                                    Face
                                                                                                   Amount
                                                                                                    (000)
SECURITIES LENDING COLLATERAL -- (6.8%)..........................................................
(S)@DFA Short Term Investment Fund............................................................... 51,812,321   51,812,321
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $3,637,740)## to be repurchased at
  $3,566,424.....................................................................................     $3,566    3,566,412
                                                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................              55,378,733
                                                                                                             ------------

                                                                                                    Percentage
                                                                                                  of Net Assets**
                                                                                                  ---------------
UNITED STATES -- (0.0%)..........................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----
TOTAL COMMON STOCKS..............................................................................      93.2%
                                                                                                       -----
PREFERRED STOCKS -- (5.8%).......................................................................
BRAZIL -- (5.8%).................................................................................
  Banco Bradesco SA Sponsored ADR................................................................       0.9%
  Gerdau SA Sponsored ADR........................................................................       0.3%
  Itau Unibanco Holding SA ADR...................................................................       0.7%
  Petroleo Brasileiro SA ADR.....................................................................       1.4%
  Vale SA Sponsored ADR..........................................................................       0.8%
  Other Securities...............................................................................       2.2%
                                                                                                       -----
TOTAL BRAZIL.....................................................................................       6.3%
                                                                                                       -----

CHILE -- (0.0%)..................................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----
TOTAL PREFERRED STOCKS...........................................................................       6.3%
                                                                                                       -----
RIGHTS/WARRANTS -- (0.0%)........................................................................
BRAZIL -- (0.0%).................................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----

CHINA -- (0.0%)..................................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----

POLAND -- (0.0%).................................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----

TAIWAN -- (0.0%).................................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----

THAILAND -- (0.0%)...............................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----

TURKEY -- (0.0%).................................................................................
  Other Securities...............................................................................       0.0%
                                                                                                       -----
TOTAL RIGHTS/WARRANTS............................................................................       0.0%
                                                                                                       -----




TEMPORARY CASH INVESTMENTS -- (0.3%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $1,930,000
   FNMA 2.24%, 07/06/15, valued at $1,978,250) to be repurchased at $1,949,031...................       0.3%
                                                                                                       -----





SECURITIES LENDING COLLATERAL -- (6.8%)..........................................................
(S)@DFA Short Term Investment Fund...............................................................       6.8%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $3,637,740)## to be repurchased at
  $3,566,424.....................................................................................       0.5%
                                                                                                       -----
TOTAL SECURITIES LENDING COLLATERAL..............................................................       7.3%
                                                                                                       -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        Percentage
                                               Value+ of Net Assets**
                                               -----  ---------------
          TOTAL INVESTMENTS -- (100.0%)
           (Cost $559,456,141).......... $809,661,790     107.1%
                                         ============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                ----------------------------------------------

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks.................
   Brazil...................... $ 56,872,756           --   --    $ 56,872,756
   Chile.......................   16,339,634           --   --      16,339,634
   China.......................   18,192,775 $ 86,160,921   --     104,353,696
   Colombia....................    1,919,141           --   --       1,919,141
   Czech Republic..............           --    3,501,406   --       3,501,406
   Egypt.......................           --      525,527   --         525,527
   Hungary.....................       18,513    3,607,800   --       3,626,313
   India.......................    7,708,098   59,808,924   --      67,517,022
   Indonesia...................    1,512,359   22,552,458   --      24,064,817
   Israel......................           --       55,063   --          55,063
   Malaysia....................      643,665   23,047,385   --      23,691,050
   Mexico......................   37,003,228           --   --      37,003,228
   Peru........................    1,467,440           --   --       1,467,440
   Philippines.................      307,347    7,619,702   --       7,927,049
   Poland......................           --   14,592,583   --      14,592,583
   Russia......................      680,419   36,630,098   --      37,310,517
   South Africa................   11,009,710   51,218,875   --      62,228,585
   South Korea.................   14,063,140   93,058,148   --     107,121,288
   Taiwan......................    3,561,494   97,064,437   --     100,625,931
   Thailand....................   18,347,553       37,065   --      18,384,618
   Turkey......................      598,127   15,122,635   --      15,720,762
   United States...............       94,183           --   --          94,183
 Preferred Stocks..............
   Brazil......................   47,150,111           --   --      47,150,111
   Chile.......................       78,983           --   --          78,983
 Rights/Warrants...............
   Brazil......................           61           --   --              61
   China.......................           --           --   --              --
   Poland......................           --       71,482   --          71,482
   Taiwan......................           --       20,911   --          20,911
   Thailand....................           --       62,558   --          62,558
   Turkey......................        7,342           --   --           7,342
 Temporary Cash Investments....           --    1,949,000   --       1,949,000
 Securities Lending Collateral.           --   55,378,733   --      55,378,733
                                ------------ ------------   --    ------------

 TOTAL......................... $237,576,079 $572,085,711   --    $809,661,790
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                           U.S.      International
                                                                         U.S. Social  Sustainability Sustainability
                                                                        Core Equity 2     Core 1         Core 1
                                                                          Portfolio     Portfolio      Portfolio
                                                                        ------------- -------------- --------------
ASSETS:
Investments at Value (including $22,259, $18,523 and $19,780 of
  securities on loan, respectively).................................... $    176,536   $    156,069   $    128,669
Temporary Cash Investments at Value & Cost.............................          780          1,068            687
Collateral Received from Securities on Loan at Value & Cost............           66             55          2,987
Affiliated Collateral Received from Securities on Loan at Value & Cost        22,963         19,070         18,364
Foreign Currencies at Value............................................           --             --            488
Cash...................................................................           --             --             16
Receivables:
 Investment Securities Sold............................................           18             12             39
 Dividends, Interest and Tax Reclaims..................................          165            134            601
 Securities Lending Income.............................................           10              6             29
 Fund Shares Sold......................................................          232             76             41
Unrealized Gain on Foreign Currency Contracts..........................           --             --              1
Prepaid Expenses and Other Assets......................................           33             11             10
                                                                        ------------   ------------   ------------
   Total Assets........................................................      200,803        176,501        151,932
                                                                        ------------   ------------   ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned......................................       23,029         19,125         21,351
 Investment Securities Purchased.......................................            4            741            598
 Fund Shares Redeemed..................................................            4            111             77
 Due to Advisor........................................................           36             40             45
Accrued Expenses and Other Liabilities.................................           10             15             10
                                                                        ------------   ------------   ------------
   Total Liabilities...................................................       23,083         20,032         22,081
                                                                        ------------   ------------   ------------
NET ASSETS............................................................. $    177,720   $    156,469   $    129,851
                                                                        ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................   18,681,047     13,794,487     13,626,691
                                                                        ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE                                                                 $       9.51   $      11.34   $       9.53
                                                                        ============   ============   ============
Investments at Cost.................................................... $    139,172   $    118,904   $    106,507
                                                                        ------------   ------------   ------------
Foreign Currencies at Cost............................................. $         --   $         --   $        471
                                                                        ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    142,003   $    122,293   $    107,598
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)...................................................          280            253            732
Accumulated Net Realized Gain (Loss)...................................       (1,927)        (3,242)          (667)
Net Unrealized Foreign Exchange Gain (Loss)............................           --             --              9
Net Unrealized Appreciation (Depreciation).............................       37,364         37,165         22,179
                                                                        ------------   ------------   ------------
NET ASSETS............................................................. $    177,720   $    156,469   $    129,851
                                                                        ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED........................................  300,000,000    300,000,000    300,000,000
                                                                        ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                     DFA        Emerging
                                                                                International    Markets
                                                                                  Value ex       Social
                                                                                   Tobacco     Core Equity
                                                                                  Portfolio     Portfolio
                                                                                ------------- ------------
ASSETS:
Investments at Value (including $10,221 and $51,757 of securities on loan,
  respectively)................................................................ $     65,442  $    752,334
Temporary Cash Investments at Value & Cost.....................................           19         1,949
Collateral Received from Securities on Loan at Value & Cost....................        3,290         3,567
Affilated Collateral Received from Securities on Loan at Value & Cost..........        7,770        51,812
Foreign Currencies at Value....................................................          211         1,150
Cash...........................................................................           16            23
Receivables:
 Investment Securities Sold....................................................           --             9
 Dividends, Interest and Tax Reclaims..........................................          284         1,815
 Securities Lending Income.....................................................           23            45
 Fund Shares Sold..............................................................           --         1,043
Prepaid Expenses and Other Assets..............................................           12            19
                                                                                ------------  ------------
   Total Assets................................................................       77,067       813,766
                                                                                ------------  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned..............................................       11,060        55,379
 Investment Securities Purchased...............................................          109           610
 Fund Shares Redeemed..........................................................           --             6
 Due to Advisor................................................................           24           340
Deferred Thailand Capital Gains Tax............................................           --         1,039
Accrued Expenses and Other Liabilities.........................................           13            90
                                                                                ------------  ------------
   Total Liabilities...........................................................       11,206        57,464
                                                                                ------------  ------------
NET ASSETS                                                                      $     65,861  $    756,302
                                                                                ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................    6,560,366    49,019,232
                                                                                ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                        $      10.04  $      15.43
                                                                                ============  ============
Investments at Cost............................................................ $     58,850  $    502,128
                                                                                ------------  ------------
Foreign Currencies at Cost..................................................... $        208  $      1,116
                                                                                ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................................ $     59,353  $    500,678
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)......................................................................          453           767
Accumulated Net Realized Gain (Loss)...........................................         (547)        5,627
Deferred Thailand Capital Gains Tax............................................           --        (1,039)
Net Unrealized Foreign Exchange Gain (Loss)....................................            7            29
Net Unrealized Appreciation (Depreciation).....................................        6,595       250,240
                                                                                ------------  ------------
NET ASSETS                                                                      $     65,861  $    756,302
                                                                                ============  ============
(1) NUMBER OF SHARES AUTHORIZED................................................  300,000,000   500,000,000
                                                                                ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                                     U.S.      International
                                                                   U.S. Social  Sustainability Sustainability
                                                                  Core Equity 2     Core 1         Core 1
                                                                    Portfolio     Portfolio      Portfolio
                                                                  ------------- -------------- --------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $0, and $131,
   respectively).................................................    $ 1,129       $ 1,197        $ 1,634
 Interest........................................................          1            --             --
 Income from Securities Lending..................................         46            33             78
                                                                     -------       -------        -------
     Total Investment Income.....................................      1,176         1,230          1,712
                                                                     -------       -------        -------
Expenses
 Investment Advisory Services Fees...............................        185           208            245
 Accounting & Transfer Agent Fees................................         18            17             18
 Custodian Fees..................................................          7             6             29
 Filing Fees.....................................................          8             8              7
 Shareholders' Reports...........................................          3             3              3
 Directors'/Trustees' Fees & Expenses............................          1             1              1
 Professional Fees...............................................          1             1              1
 Other...........................................................          5             4              3
                                                                     -------       -------        -------
     Total Expenses..............................................        228           248            307
                                                                     -------       -------        -------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).................................         --            14             22
                                                                     -------       -------        -------
 Net Expenses....................................................        228           262            329
                                                                     -------       -------        -------
 Net Investment Income (Loss)....................................        948           968          1,383
                                                                     -------       -------        -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:....................................
   Investment Securities Sold....................................      1,503           431            601
   Futures.......................................................          7            --             --
   Foreign Currency Transactions.................................         --            --              4
 Change in Unrealized Appreciation (Depreciation) of:............
   Investment Securities and Foreign Currency....................     26,523        23,596         14,163
   Translation of Foreign Currency Denominated Amounts...........         --            --              1
                                                                     -------       -------        -------
 Net Realized and Unrealized Gain (Loss).........................     28,033        24,027         14,769
                                                                     -------       -------        -------
Net Increase (Decrease) in Net Assets Resulting from Operations      $28,981       $24,995        $16,152
                                                                     =======       =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                                            DFA       Emerging
                                                                                       International   Markets
                                                                                         Value ex      Social
                                                                                          Tobacco    Core Equity
                                                                                         Portfolio    Portfolio
                                                                                       ------------- -----------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $80 and $509, respectively) .                $  933       $ 5,687
 Interest                                                                                     --             2
 Income from Securities Lending                                                               43           258
                                                                                          ------       -------
     Total Investment Income                                                                 976         5,947
                                                                                          ------       -------
Expenses
 Investment Advisory Services Fees                                                           141         1,816
 Accounting & Transfer Agent Fees                                                             16            47
 Custodian Fees                                                                               14           260
 Filing Fees                                                                                  12            16
 Shareholders' Reports                                                                         1            13
 Directors'/Trustees' Fees & Expenses                                                         --             4
 Professional Fees                                                                             1            11
 Other                                                                                         6             9
                                                                                          ------       -------
     Total Expenses...................................................................       191         2,176
                                                                                          ------       -------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)                                                                                   (4)           --
                                                                                          ------       -------
 Net Expenses                                                                                187         2,176
                                                                                          ------       -------
 Net Investment Income (Loss)                                                                789         3,771
                                                                                          ------       -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold                                                              1,403         6,158
   Foreign Currency Transactions                                                              22          (423)**
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                                              6,002        52,983
   Translation of Foreign Currency Denominated Amounts                                        --            21
 Change in Deferred Thailand Capital Gains Tax                                                --          (202)
                                                                                          ------       -------
 Net Realized and Unrealized Gain (Loss)                                                   7,427        58,537
                                                                                          ------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations                           $8,216       $62,308
                                                                                          ======       =======

--------
**Net of foreign capital gain taxes withheld of $222.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                International
                                             U.S. Social Core       U.S. Sustainability         Sustainability
                                            Equity 2 Portfolio        Core 1 Portfolio         Core 1 Portfolio
                                          ---------------------    ---------------------    ---------------------
                                           Six Months    Year       Six Months    Year       Six Months    Year
                                             Ended      Ended         Ended      Ended         Ended      Ended
                                           April 30,   Oct. 31,     April 30,   Oct. 31,     April 30,   Oct. 31,
                                              2011       2010          2011       2010          2011       2010
                                          -----------  --------    -----------  --------    -----------  --------
Increase (Decrease) in Net Assets          (Unaudited)              (Unaudited)              (Unaudited)
Operations:..............................
 Net Investment Income (Loss)............ $       948  $  1,332    $       968  $  1,550    $     1,383  $  1,815
 Net Realized Gain (Loss) on:............
   Investment Securities Sold............       1,503      (136)           431       667            601       (50)
   Futures...............................           7        --             --        --             --        --
   Foreign Currency Transactions.........          --        --             --        --              4        (4)
 Change in Unrealized Appreciation
   (Depreciation) of:....................
   Investment Securities and Foreign
     Currency............................      26,523    17,662         23,596    15,761         14,163     8,272
   Translation of Foreign Currency
     Denominated Amounts.................          --        --             --        --              1         7
                                          -----------  --------    -----------  --------    -----------  --------
     Net Increase (Decrease) in Net
       Assets Resulting from
       Operations........................      28,981    18,858         24,995    17,978         16,152    10,040
                                          -----------  --------    -----------  --------    -----------  --------
Distributions From:
 Net Investment Income...................        (889)   (1,260)          (944)   (1,491)        (1,036)   (1,655)
                                          -----------  --------    -----------  --------    -----------  --------
     Total Distributions.................        (889)   (1,260)          (944)   (1,491)        (1,036)   (1,655)
                                          -----------  --------    -----------  --------    -----------  --------
Capital Share Transactions (1):
 Shares Issued...........................      36,494    38,813         14,710    39,189         14,082    37,337
 Shares Issued in Lieu of Cash
   Distributions.........................         564       802            934     1,483          1,026     1,641
 Shares Redeemed.........................      (8,311)  (13,147)       (10,623)  (15,061)        (6,918)  (14,942)
                                          -----------  --------    -----------  --------    -----------  --------
     Net Increase (Decrease) from
       Capital Share Transactions........      28,747    26,468          5,021    25,611          8,190    24,036
                                          -----------  --------    -----------  --------    -----------  --------
     Total Increase (Decrease) in Net
       Assets............................      56,839    44,066         29,072    42,098         23,306    32,421
Net Assets
 Beginning of Period.....................     120,881    76,815        127,397    85,299        106,545    74,124
                                          -----------  --------    -----------  --------    -----------  --------
 End of Period........................... $   177,720  $120,881    $   156,469  $127,397    $   129,851  $106,545
                                          ===========  ========    ===========  ========    ===========  ========

(1) Shares Issued and Redeemed:
 Shares Issued...........................       4,115     5,378          1,394     4,343          1,597     4,745
 Shares Issued in Lieu of Cash
   Distributions.........................          65       113             90       170            119       226
 Shares Redeemed.........................        (946)   (1,741)        (1,008)   (1,666)          (786)   (1,904)
                                          -----------  --------    -----------  --------    -----------  --------
   Net Increase (Decrease) from Shares
     Issued and Redeemed.................       3,234     3,750            476     2,847            930     3,067
                                          ===========  ========    ===========  ========    ===========  ========
Undistributed Net Investment Income
  (Distributions in Excess of Net
  Investment Income)                      $       280  $    221    $       253  $    229    $       732  $    385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                     DFA
                                                                                International                Emerging
                                                                                  Value ex                   Markets
                                                                                   Tobacco                 Social Core
                                                                                  Portfolio              Equity Portfolio
                                                                            --------------------    -----------------------
                                                                             Six Months    Year       Six Months      Year
                                                                               Ended      Ended         Ended        Ended
                                                                             April 30,   Oct. 31,     April 30,     Oct. 31,
                                                                                2011       2010          2011         2010
                                                                            -----------  --------   -----------    --------
Increase (Decrease) in Net Assets                                            (Unaudited)             (Unaudited)
Operations:
 Net Investment Income (Loss).............................................. $       789  $ 1,201    $     3,771    $  8,002
 Net Realized Gain (Loss) on:..............................................
   Investment Securities Sold..............................................       1,403      858          6,158      26,069
   Foreign Currency Transactions...........................................          22      (12)          (423)**      (40)**
 Change in Unrealized Appreciation (Depreciation) of:......................
   Investment Securities and Foreign Currency..............................       6,002    3,966         52,983     106,457
   Translation of Foreign Currency Denominated Amounts.....................          --        5             21          (3)
 Change in Deferred Thailand Capital Gains Tax.............................          --       --           (202)       (512)
                                                                            -----------  -------    -----------    --------
    Net Increase (Decrease) in Net Assets Resulting from Operations........       8,216    6,018         62,308     139,973
                                                                            -----------  -------    -----------    --------
Distributions From:
 Net Investment Income.....................................................        (508)  (1,106)        (4,430)     (7,760)
 Net Long-Term Gains.......................................................          --       --        (25,188)         --
                                                                            -----------  -------    -----------    --------
    Total Distributions....................................................        (508)  (1,106)       (29,618)     (7,760)
                                                                            -----------  -------    -----------    --------
Capital Share Transactions (1):
 Shares Issued.............................................................          --    9,000         90,136      50,331
 Shares Issued in Lieu of Cash Distributions...............................         508    1,106         29,027       7,599
 Shares Redeemed...........................................................      (7,000)      --        (11,286)    (35,113)
                                                                            -----------  -------    -----------    --------
    Net Increase (Decrease) from Capital Share Transactions................      (6,492)  10,106        107,877      22,817
                                                                            -----------  -------    -----------    --------
    Total Increase (Decrease) in Net Assets................................       1,216   15,018        140,567     155,030
Net Assets
 Beginning of Period.......................................................      64,645   49,627        615,735     460,705
                                                                            -----------  -------    -----------    --------
 End of Period............................................................. $    65,861  $64,645    $   756,302    $615,735
                                                                            ===========  =======    ===========    ========
(1) Shares Issued and Redeemed:
 Shares Issued.............................................................          --    1,105          6,148       3,820
 Shares Issued in Lieu of Cash Distributions...............................          55      145          2,043         614
 Shares Redeemed...........................................................        (782)      --           (776)     (2,852)
                                                                            -----------  -------    -----------    --------
   Net Increase (Decrease) from Shares Issued and Redeemed.................        (727)   1,250          7,415       1,582
                                                                            ===========  =======    ===========    ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)                                                         $       453  $   172    $       767    $  1,426

----------
** Net of foreign capital gain taxes withheld of $222 and $64, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Social Core Equity 2 Portfolio
                                                   ---------------------------------------------------------------
                                                    Six Months       Year      Year       Period           Period
                                                       Ended        Ended     Ended    Dec. 1, 2007    Oct. 1, 2007(a)
                                                     April 30,     Oct. 31,  Oct. 31,       to               to
                                                       2011          2010      2009    Oct. 31, 2008    Nov. 30, 2007
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period                $    7.83     $    6.57  $   6.12    $   9.33         $  10.00
                                                    ---------     ---------  --------    --------         --------
Income from Investment Operations
 Net Investment Income (Loss)(A)..................       0.06          0.10      0.10        0.12             0.02
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.68          1.25      0.46       (3.21)           (0.69)
                                                    ---------     ---------  --------    --------         --------
   Total from Investment Operations...............       1.74          1.35      0.56       (3.09)           (0.67)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income............................      (0.06)        (0.09)    (0.11)      (0.12)              --
                                                    ---------     ---------  --------    --------         --------
   Total Distributions............................      (0.06)        (0.09)    (0.11)      (0.12)              --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $    9.51     $    7.83  $   6.57    $   6.12         $   9.33
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return                                            22.23%(C)     20.75%     9.49%     (33.48)%(C)       (6.70)%(C)
------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)                $177,720      $120,881   $76,815     $30,363          $35,489
Ratio of Expenses to Average Net Assets                  0.31%(B)      0.33%     0.41%       0.49%(B)         0.53%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees)              0.31%(B)      0.33%     0.41%       0.49%(B)         0.53%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets                                                  1.29%(B)      1.32%     1.62%       1.56%(B)         1.55%(B)(D)
Portfolio Turnover Rate                                     5%(C)        13%        8%          7%(C)            0%(C)
------------------------------------------------------------------------------------------------------------------------------

                                                           U.S. Sustainability Core 1 Portfolio
                                                   ----------------------------------------------
                                                    Six Months      Year      Year        Period
                                                       Ended       Ended     Ended   March 12, 2008(a)
                                                     April 30,    Oct. 31,  Oct. 31,        to
                                                       2011         2010      2009     Oct. 31, 2008
--------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period                $    9.57     $   8.15  $  7.39      $  10.00
                                                    ---------     --------  -------      --------
Income from Investment Operations
 Net Investment Income (Loss)(A)..................       0.07         0.13     0.14          0.10
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.77         1.42     0.77         (2.64)
                                                    ---------     --------  -------      --------
   Total from Investment Operations...............       1.84         1.55     0.91         (2.54)
--------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income............................      (0.07)       (0.13)   (0.15)        (0.07)
                                                    ---------     --------  -------      --------
   Total Distributions............................      (0.07)       (0.13)   (0.15)        (0.07)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $   11.34     $   9.57  $  8.15      $   7.39
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Total Return                                            19.30%(C)    19.15%   12.69%       (25.62)%(C)
--------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)                $156,469     $127,397  $85,299       $51,194
Ratio of Expenses to Average Net Assets                  0.37%(B)     0.37%    0.37%         0.37%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees)              0.35%(B)     0.37%    0.47%         0.61%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets                                                  1.36%(B)     1.46%    1.97%         1.74%(B)(D)
Portfolio Turnover Rate                                     2%(C)        6%      18%           12%(C)
--------------------------------------------------------------------------------------------------------

                                                               International Sustainability Core 1 Portfolio
                                                           ----------------------------------------------
                                                            Six Months      Year      Year        Period
                                                               Ended       Ended     Ended   March 12, 2008(a)
                                                             April 30,    Oct. 31,  Oct. 31,        to
                                                               2011         2010      2009     Oct. 31, 2008
----------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period                        $    8.39     $   7.70  $  6.00      $  10.00
                                                            ---------     --------  -------      --------
Income from Investment Operations
 Net Investment Income (Loss)(A)..................               0.11         0.17     0.16          0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)                                                   1.11         0.68     1.70         (4.03)
                                                            ---------     --------  -------      --------
   Total from Investment Operations...............               1.22         0.85     1.86         (3.86)
----------------------------------------------------------------------------------------------------------------
Less Distributions................................
 Net Investment Income............................              (0.08)       (0.16)   (0.16)        (0.14)
                                                            ---------     --------  -------      --------
   Total Distributions............................              (0.08)       (0.16)   (0.16)        (0.14)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................          $    9.53     $   8.39  $  7.70      $   6.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return                                                    14.64%(C)    11.29%   31.56%       (39.13)%(C)
----------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)                        $129,851     $106,545  $74,124       $37,655
Ratio of Expenses to Average Net Assets                          0.57%(B)     0.57%    0.57%         0.57%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees)                      0.53%(B)     0.55%    0.66%         1.00%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets                                                          2.39%(B)     2.15%    2.57%         3.18%(B)(D)
Portfolio Turnover Rate                                             4%(C)        7%       7%            2%(C)
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          DFA International Value ex Tobacco Portfolio
                                              ---------------------------------------------------------------------
                                                Six Months                                         Period
                                                   Ended            Year           Year       June 30, 2008(a)
                                                 April 30,     Ended Oct. 31, Ended Oct. 31,         to
                                                   2011             2010           2009        Oct. 31, 2008
-----------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period......... $       8.87      $       8.22  $        6.33    $      10.00
                                              ------------      ------------  -------------    ------------
Income from Investment Operations
 Net Investment Income (Loss)(A).............         0.12              0.19           0.20            0.08
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................         1.12              0.64           1.90           (3.72)
                                              ------------      ------------  -------------    ------------
   Total from Investment Operations..........         1.24              0.83           2.10           (3.64)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.......................        (0.07)            (0.18)         (0.21)          (0.03)
 Net Realized Gains..........................           --                --             --              --
                                              ------------      ------------  -------------    ------------
   Total Distributions.......................        (0.07)            (0.18)         (0.21)          (0.03)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............... $      10.04      $       8.87  $        8.22    $       6.33
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Total Return.................................        14.08%(C)         10.49%         33.74%         (36.47)%(C)
-----------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)........ $     65,861      $     64,645  $2     49,627    $     31,792
Ratio of Expenses to Average Net Assets......         0.60%(B)          0.60%          0.60%           0.60%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees)................................         0.61%(B)          0.62%          0.70%           0.66%(B)(D)
Ratio of Net Investment Income to Average
 Net Assets                                           2.53%(B)          2.30%          2.98%           2.18%(B)(D)
Portfolio Turnover Rate......................            9%(C)            23%            32%              1%(C)
-----------------------------------------------------------------------------------------------------------------------

                                                                Emerging Markets Social Core Equity Portfolio
                                              ---------------------------------------------------------------------------------
                                               Six Months      Year      Year       Period          Year         Period
                                                  Ended       Ended     Ended    Dec. 1, 2007      Ended    Aug. 31, 2006(a)
                                                April 30,    Oct. 31,  Oct. 31,       to          Nov. 30,         to
                                                  2011         2010      2009    Oct. 31, 2008      2007     Nov. 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period.........  $   14.80     $  11.51  $   6.92    $   16.27      $  11.46      $  10.00
                                               ---------     --------  --------    ---------      --------      --------
Income from Investment Operations
 Net Investment Income (Loss)(A).............       0.08         0.20      0.18         0.30          0.28          0.03
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................       1.26         3.29      4.59        (8.28)         4.74          1.43
                                               ---------     --------  --------    ---------      --------      --------
   Total from Investment Operations..........       1.34         3.49      4.77        (7.98)         5.02          1.46
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.......................      (0.11)       (0.20)    (0.18)       (0.32)        (0.21)           --
 Net Realized Gains..........................      (0.60)          --        --        (1.05)           --            --
                                               ---------     --------  --------    ---------      --------      --------
   Total Distributions.......................      (0.71)       (0.20)    (0.18)       (1.37)        (0.21)           --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............  $   15.43     $  14.80  $  11.51    $    6.92      $  16.27      $  11.46
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Return.................................       9.41%(C)    30.63%    69.84%      (53.24)%(C)    44.12%        14.60%(C)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)........   $756,302     $615,735  $460,705     $215,101      $482,671      $358,924
Ratio of Expenses to Average Net Assets......       0.66%(B)     0.67%     0.70%        0.66%(B)      0.66%         0.78%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees)................................       0.66%(B)     0.67%     0.70%        0.66%(B)      0.66%         0.78%(B)(D)
Ratio of Net Investment Income to Average
 Net Assets                                         1.15%(B)     1.57%     2.10%        2.54%(B)      2.02%         1.09%(B)(D)
Portfolio Turnover Rate......................          2%(C)       14%        4%          13%(C)        12%            0%(C)
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers sixty operational portfolios, five of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-five portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFAInternational Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors/Trustees Fees and Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Social Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. Emerging Markets Social Core Equity Portfolio is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42%
              DFA International Value ex Tobacco Portfolio.. 0.45%
              Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                 Previously
                                                               Recovery         Waived Fees/
                                                             of Previously    Expenses Assumed
                                                   Expense   Waived Fees/     Subject to Future
                                                   Limits   Expenses Assumed      Recovery
                                                   ------   ----------------  -----------------
U.S. Social Core Equity 2 Portfolio (1)........... 0.60%          --                 --
U.S. Sustainability Core 1 Portfolio (2).......... 0.37%          $14               $121
International Sustainability Core 1 Portfolio (2). 0.57%          22                 89
DFA International Value ex Tobacco Portfolio (3).. 0.60%          --                 67
Emerging Markets Social Core Equity Portfolio (2). 0.85%          --                 --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce U.S. Social Core Equity 2 Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio and Emerging Markets Social Core Equity Portfolio (excluding the expenses that a Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses for each such Portfolio to the rates listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of a Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Portfolio's Expense Limitation Amount. For Emerging Markets Social Core Equity Porfolio, the Advisor has voluntarily agreed to assume the costs of the Portfolio's engagement of its Social Screen Portfolios Vendor but may terminate the assumption of this expense at any time.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume DFA International Value ex Tobacco Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount.

  Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 2
               U.S. Sustainability Core 1 Portfolio..........   3
               International Sustainability Core 1 Portfolio.   2
               DFA International Value ex Tobacco Portfolio..   2
               Emerging Markets Social Core Equity Portfolio.  14

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                       Purchases  Sales
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio...........  $35,651  $ 7,529
        U.S. Sustainability Core 1 Portfolio..........    7,301    2,172
        International Sustainability Core 1 Portfolio.   12,564    4,645
        DFA International Value ex Tobacco Portfolio..    5,639   11,907
        Emerging Markets Social Core Equity Portfolio.   93,566   15,076

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to non-deductible offering costs, net realized gains on securities considered to be "passive foreign investment companies" and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........       --               --           --
U.S. Sustainability Core 1 Portfolio..........       --               --           --
International Sustainability Core 1 Portfolio.       --               --           --
DFA International Value ex Tobacco Portfolio..       --              $(12)         $12
Emerging Markets Social Core Equity Portfolio.       --              (40)          40

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
U.S. Social Core Equity 2 Portfolio
2009..........................................     $  729          --       $  729
2010..........................................     1,260           --       1,260
U.S. Sustainability Core 1 Portfolio
2009..........................................     1,298           --       1,298
2010..........................................     1,491           --       1,491
International Sustainability Core 1 Portfolio
2009..........................................     1,341           --       1,341
2010..........................................     1,655           --       1,655
DFA International Value ex Tobacco Portfolio
2009..........................................     1,380           --       1,380
2010..........................................     1,106           --       1,106
Emerging Markets Social Core Equity Portfolio
2009..........................................     6,711           --       6,711
2010..........................................     7,760           --       7,760

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                               Undistributed                               Total Net
                                               Net Investment                            Distributable
                                                 Income and   Undistributed   Capital      Earnings/
                                                 Short-Term     Long-Term       Loss     (Accumulated
                                               Capital Gains  Capital Gains Carryforward     Loss)
                                               -------------- ------------- ------------ -------------
U.S. Social Core Equity 2 Portfolio...........     $ 223              --      $(3,411)       $ (3,188)
U.S. Sustainability Core 1 Portfolio..........       231              --      (3,672)         (3,441)
International Sustainability Core 1 Portfolio.       511              --      (1,259)          (748)
DFA International Value ex Tobacco Portfolio..       178              --      (1,869)         (1,691)
Emerging Markets Social Core Equity Portfolio.     1,603         $25,177            --        26,780

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

                                                Expires on October 31,
                                                -----------------------
                                                2015  2016   2017  2018 Total
                                                ---- ------ ------ ---- ------
 U.S. Social Core Equity 2 Portfolio........... $130 $1,005 $2,141 $135 $3,411
 U.S. Sustainability Core 1 Portfolio..........   --    519  3,153   --  3,672
 International Sustainability Core 1 Portfolio.   --     75  1,125   59  1,259
 DFA International Value ex Tobacco Portfolio..   --     --  1,869   --  1,869
 Emerging Markets Social Core Equity Portfolio.   --     --     --   --     --

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized gains for federal income tax purposes (amount in thousands):

              U.S. Sustainability Core 1 Portfolio.......... $672
              DFA International Value ex Tobacco Portfolio..  882
              Emerging Markets Social Core Equity Portfolio.  932

   Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                                 Mark to Market Realized Gains
                                                 -------------- --------------
  International Sustainability Core 1 Portfolio.      $125           $ 5
  Emerging Markets Social Core Equity Portfolio.      166            --

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                               Federal   Unrealized    Unrealized    Appreciation
                                               Tax Cost Appreciation (Depreciation) (Depreciation)
                                               -------- ------------ -------------- --------------
U.S. Social Core Equity 2 Portfolio........... $163,007   $ 43,131      $ (5,793)      $ 37,338
U.S. Sustainability Core 1 Portfolio..........  139,102     41,894        (4,734)        37,160
International Sustainability Core 1 Portfolio.  128,557     28,756        (6,606)        22,150
DFA International Value ex Tobacco Portfolio..   70,031     10,381        (3,891)         6,490
Emerging Markets Social Core Equity Portfolio.  559,555    271,076       (20,969)       250,107

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Portfolios' location and value of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                        Location on the Statements    Equity
                                              of Operations          Contracts
                                        --------------------------   ---------
                                            Net Realized Gain (Loss)
  U.S. Social Core Equity 2 Portfolio*.         on Futures              $7

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Portfolio had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                                 Weighted      Weighted    Number of   Interest Maximum Amount
                                                  Average    Average Loan     Days     Expense  Borrowed During
                                               Interest Rate   Balance    Outstanding* Incurred   the Period
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     0.92%        $1,478         8          --        $1,512
International Sustainability Core 1 Portfolio.     0.92%         180           6          --         384
DFA International Value ex Tobacco Portfolio..     0.91%          39           12         --          75
Emerging Markets Social Core Equity Portfolio.     0.94%        1,449          10         --        2,572

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, the Portfolios had securities on loan to brokers/dealers, for which it received cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined

L. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   U.S. Social Core Equity 2 Portfolio...........      2            45%
   U.S. Sustainability Core 1 Portfolio..........      3            97%
   International Sustainability Core 1 Portfolio.      3            97%
   DFA International Value ex Tobacco Portfolio..      3            100%
   Emerging Markets Social Core Equity Portfolio.      2            71%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                             LOGO   DFA043011-014S

 LOGO


SEMI-ANNUAL REPORT

six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT

                                  (Unaudited)

                               Table of Contents

                                                                        Page
                                                                        ----
    Letter to Shareholders
    Definitions of Abbreviations and Footnotes.........................   1
    DFA Investment Dimensions Group Inc.
       Disclosure of Fund Expenses.....................................   2
       Disclosure of Portfolio Holdings................................   4
       Schedule of Investments/Summary Schedules of Portfolio Holdings.
         Tax-Managed U.S. Marketwide Value Portfolio...................   6
         Tax-Managed U.S. Equity Portfolio.............................   7
         Tax-Managed U.S. Targeted Value Portfolio.....................  10
         Tax-Managed U.S. Small Cap Portfolio..........................  13
         T.A. U.S. Core Equity 2 Portfolio.............................  16
         Tax-Managed DFA International Value Portfolio.................  19
         T.A. World ex U.S. Core Equity Portfolio......................  23
       Statements of Assets and Liabilities............................  29
       Statements of Operations........................................  31
       Statements of Changes in Net Assets.............................  33
       Financial Highlights............................................  35
       Notes to Financial Statements...................................  39
    The DFA Investment Trust Company
       Disclosure of Fund Expenses.....................................  51
       Disclosure of Portfolio Holdings................................  52
       Summary Schedule of Portfolio Holdings..........................
         The Tax-Managed U.S. Marketwide Value Series..................  53
       Statement of Assets and Liabilities.............................  56
       Statement of Operations.........................................  57
       Statements of Changes in Net Assets.............................  58
       Financial Highlights............................................  59
       Notes to Financial Statements...................................  60
    Voting Proxies on Fund Portfolio Securities........................  66
    Board Approval of Investment Advisory Agreements...................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
  ADR     American Depositary Receipt
  FNMA    Federal National Mortgage Association
  P.L.C.  Public Limited Company

Investment Footnotes
  +       See Note B to Financial Statements.
  ++      Securities have generally been fair valued. See Note B to Financial Statements.
  **      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the
          Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/
          or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from Securities on Loan.
  (r)     The adjustable rate shown is effective as of April 30, 2011.
  (S)     Affiliated Fund.
  ##      Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this
          Portfolio/Series as a part of this facility.

Financial Highlights
  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
          Funds.
  (E)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
  --      Amounts designated as -- are either zero or rounded to zero.
  REIT    Real Estate Investment Trust
  SEC     Securities and Exchange Commission
  (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
       Actual Fund Return..................... $1,000.00 $1,222.58   0.38%     $2.09
       Hypothetical 5% Annual Return.......... $1,000.00 $1,022.91   0.38%     $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Equity Portfolio***
Actual Fund Return............................ $1,000.00 $1,175.68   0.22%     $1.19
Hypothetical 5% Annual Return................. $1,000.00 $1,023.70   0.22%     $1.10

Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return............................ $1,000.00 $1,241.67   0.45%     $2.50
Hypothetical 5% Annual Return................. $1,000.00 $1,022.56   0.45%     $2.26

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return............................ $1,000.00 $1,249.83   0.53%     $2.96
Hypothetical 5% Annual Return................. $1,000.00 $1,022.17   0.53%     $2.66

T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return............................ $1,000.00 $1,211.31   0.25%     $1.37
Hypothetical 5% Annual Return................. $1,000.00 $1,023.55   0.25%     $1.25

Tax-Managed DFA International Value Portfolio
Actual Fund Return............................ $1,000.00 $1,148.63   0.54%     $2.88
Hypothetical 5% Annual Return................. $1,000.00 $1,022.12   0.54%     $2.71

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return............................ $1,000.00 $1,134.21   0.47%     $2.49
Hypothetical 5% Annual Return................. $1,000.00 $1,022.46   0.47%     $2.36

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***Effective February 28, 2011, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses, for the period November 1, 2010 through February 27, 2011, of the Master Fund.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                             Affiliated Investment Companies
                                             -------------------------------
Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Equity Portfolio      Tax-Managed U.S. Targeted Value Portfolio      Tax-Managed U.S. Small Cap Portfolio
Consumer Discretionary.....  11.9%     Consumer Discretionary           18.0%         Consumer Discretionary         15.8%
Consumer Staples...........   9.2%     Consumer Staples                  3.8%         Consumer Staples                3.6%
Energy.....................  12.5%     Energy                           12.0%         Energy                          7.6%
Financials.................  13.3%     Financials                       22.3%         Financials                     14.8%
Health Care................  11.6%     Health Care                       6.9%         Health Care                    10.4%
Industrials................  12.1%     Industrials                      15.5%         Industrials                    18.2%
Information Technology.....  18.7%     Information Technology           12.3%         Information Technology         20.0%
Materials..................   4.5%     Materials                         8.0%         Materials                       6.1%
Other......................     --     Other                               --         Other                             --
Telecommunication Services.   2.7%     Telecommunication Services        0.7%         Telecommunication Services      1.0%
Utilities..................   3.5%     Utilities                         0.5%         Utilities                       2.5%
                            ------                                       ------                                     ------
                            100.0%                                     100.0%                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


    T.A. U.S. Core Equity 2                Tax-Managed DFA International Value        T.A. World ex U.S. Core Equity
           Portfolio                                   Portfolio                                Portfolio
Consumer Discretionary            14.3% Consumer Discretionary            13.9%  Consumer Discretionary            12.5%
Consumer Staples                   5.9% Consumer Staples                   5.6%  Consumer Staples                   6.3%
Energy                            12.1% Energy                            13.6%  Energy                             9.7%
Financials                        17.9% Financials                        27.9%  Financials                        24.5%
Health Care                       10.5% Health Care                        1.9%  Health Care                        4.0%
Industrials                       14.2% Industrials                        9.5%  Industrials                       15.6%
Information Technology            14.2% Information Technology             2.5%  Information Technology             6.5%
Materials                          5.4% Materials                         13.4%  Materials                         14.6%
Other                                -- Telecommunication Services         7.3%  Other                                --
Real Estate Investment Trusts        -- Utilities                          4.4%  Real Estate Investment Trusts        --
                                                                         -------
Telecommunication Services         3.1%                                  100.0%  Telecommunication Services         3.2%
Utilities                          2.4%                                          Utilities                          3.1%
                                 ------                                                                           -------
                                 100.0%                                                                           100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                            Value+
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust
  Company.............................................................................. $2,337,582,116
                                                                                        --------------

 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $1,816,795,529)............................................................... $2,337,582,116
                                                                                        ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                   Percentage
                                          Shares       Value+ of Net Assets**
                                          ------       -----  ---------------
  COMMON STOCKS -- (89.6%)............
  Consumer Discretionary -- (10.6%)...
    *Amazon.com, Inc..................    36,900 $  7,250,850       0.5%
    Comcast Corp. Class A.............   215,868    5,664,376       0.4%
    Home Depot, Inc...................   169,942    6,311,646       0.4%
    McDonald's Corp...................   108,425    8,490,762       0.6%
    Walt Disney Co. (The).............   187,822    8,095,128       0.5%
    Other Securities..................            144,309,608       9.4%
                                                 ------------      -----
  Total Consumer Discretionary........            180,122,370      11.8%
                                                 ------------      -----

  Consumer Staples -- (8.3%)..........
    Altria Group, Inc.................   214,700    5,762,548       0.4%
    Coca-Cola Co. (The)...............   203,830   13,750,372       0.9%
    Kraft Foods, Inc. Class A.........   181,372    6,090,472       0.4%
    PepsiCo, Inc......................   154,719   10,658,592       0.7%
    Philip Morris International, Inc..   186,343   12,939,658       0.8%
    #Procter & Gamble Co. (The).......   289,227   18,770,832       1.2%
    #Wal-Mart Stores, Inc.............   182,930   10,057,491       0.7%
    Other Securities..................             62,370,223       4.1%
                                                 ------------      -----
  Total Consumer Staples..............            140,400,188       9.2%
                                                 ------------      -----

  Energy -- (11.2%)...................
    Chevron Corp......................   208,996   22,872,522       1.5%
    ConocoPhillips....................   144,255   11,386,047       0.7%
    Exxon Mobil Corp..................   515,634   45,375,792       3.0%
    Occidental Petroleum Corp.........    84,620    9,671,220       0.6%
    Schlumberger, Ltd.................   142,466   12,786,324       0.8%
    Other Securities..................             87,952,676       5.8%
                                                 ------------      -----
  Total Energy........................            190,044,581      12.4%
                                                 ------------      -----

  Financials -- (11.9%)...............
    American Express Co...............   113,409    5,566,114       0.4%
    Bank of America Corp..............   924,879   11,357,514       0.8%
   #*Berkshire Hathaway, Inc..........    91,240    7,600,292       0.5%
    *Citigroup, Inc................... 3,028,338   13,900,071       0.9%
    Goldman Sachs Group, Inc. (The)...    51,600    7,792,116       0.5%
    JPMorgan Chase & Co...............   415,272   18,948,861       1.2%
    Wells Fargo & Co..................   521,728   15,187,502       1.0%
    Other Securities..................            122,039,434       8.0%
                                                 ------------      -----
  Total Financials....................            202,391,904      13.3%
                                                 ------------      -----

  Health Care -- (10.4%)..............
    Abbott Laboratories...............   159,700    8,310,788       0.5%
    *Amgen, Inc.......................    95,771    5,444,581       0.4%
    Johnson & Johnson.................   284,021   18,665,860       1.2%
    Merck & Co., Inc..................   318,253   11,441,195       0.8%
    Pfizer, Inc.......................   832,583   17,450,940       1.1%
    UnitedHealth Group, Inc...........   114,655    5,644,466       0.4%
    Other Securities..................            109,225,783       7.1%
                                                 ------------      -----
  Total Health Care...................            176,183,613      11.5%
                                                 ------------      -----

  Industrials -- (10.8%)..............
    3M Co.............................    70,823    6,884,704       0.5%
    #Boeing Co. (The).................    73,357    5,852,421       0.4%
    Caterpillar, Inc..................    67,009    7,733,509       0.5%
    General Electric Co............... 1,105,191   22,601,156       1.5%
    United Parcel Service, Inc........    77,155    5,784,310       0.4%
    United Technologies Corp..........    91,670    8,211,799       0.5%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                                                             Shares         Value+
                                                                                             ------         -----
Industrials -- (Continued).............................................................
  Other Securities.....................................................................             $  126,029,871
                                                                                                    --------------
Total Industrials......................................................................                183,097,770
                                                                                                    --------------

Information Technology -- (16.8%)......................................................
  *Apple, Inc..........................................................................      96,660     33,659,912
  Cisco Sytems, Inc....................................................................     553,000      9,710,680
  *EMC Corp............................................................................     214,863      6,089,217
  *Google, Inc.........................................................................      25,676     13,970,312
  Hewlett-Packard Co...................................................................     226,200      9,131,694
  Intel Corp...........................................................................     568,562     13,184,953
  #International Business Machines Corp................................................     114,248     19,488,424
  Microsoft Corp.......................................................................     772,907     20,111,040
  Oracle Corp..........................................................................     424,071     15,287,760
  QUALCOMM, Inc........................................................................     172,170      9,786,143
  Other Securities.....................................................................                134,043,351
                                                                                                    --------------
Total Information Technology...........................................................                284,463,486
                                                                                                    --------------

Materials -- (4.1%)....................................................................
  E.I. du Pont de Nemours & Co.........................................................      96,660      5,489,321
  Freeport-McMoRan Copper & Gold, Inc. Class B.........................................      97,960      5,390,739
  Other Securities.....................................................................                 58,159,528
                                                                                                    --------------
Total Materials........................................................................                 69,039,588
                                                                                                    --------------

Other -- (0.0%)........................................................................
  Other Securities.....................................................................                          6
                                                                                                    --------------

Telecommunication Services -- (2.4%)...................................................
  AT&T, Inc............................................................................     611,080     19,016,810
  Verizon Communications, Inc..........................................................     293,519     11,089,148
  Other Securities.....................................................................                 11,115,822
                                                                                                    --------------
Total Telecommunication Services.......................................................                 41,221,780
                                                                                                    --------------

Utilities -- (3.1%)....................................................................
  Other Securities.....................................................................                 53,533,585
                                                                                                    --------------
TOTAL COMMON STOCKS....................................................................              1,520,498,871
                                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)..............................................................
  Other Securities.....................................................................                     68,153
                                                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)...................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..................   6,182,231      6,182,231
                                                                                                    --------------

                                                                                          Shares/
                                                                                           Face
                                                                                          Amount
                                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.0%)...............................................
(S)@DFA Short Term Investment Fund..................................................... 169,296,836    169,296,836
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $499,581
  FNMA 3.500%, 02/01/26, valued at $502,307) to be repurchased at $487,678.............        $488        487,676
                                                                                                    --------------

TOTAL SECURITIES LENDING COLLATERAL....................................................                169,784,512
                                                                                                    --------------

                                                                                             Percentage
                                                                                        of Net Assets**
                                                                                        ---------------
Industrials -- (Continued).............................................................
  Other Securities.....................................................................       8.2%
                                                                                             -----
Total Industrials......................................................................      12.0%
                                                                                             -----

Information Technology -- (16.8%)......................................................
  *Apple, Inc..........................................................................       2.2%
  Cisco Sytems, Inc....................................................................       0.6%
  *EMC Corp............................................................................       0.4%
  *Google, Inc.........................................................................       0.9%
  Hewlett-Packard Co...................................................................       0.6%
  Intel Corp...........................................................................       0.9%
  #International Business Machines Corp................................................       1.3%
  Microsoft Corp.......................................................................       1.3%
  Oracle Corp..........................................................................       1.0%
  QUALCOMM, Inc........................................................................       0.6%
  Other Securities.....................................................................       8.8%
                                                                                             -----
Total Information Technology...........................................................      18.6%
                                                                                             -----

Materials -- (4.1%)....................................................................
  E.I. du Pont de Nemours & Co.........................................................       0.4%
  Freeport-McMoRan Copper & Gold, Inc. Class B.........................................       0.3%
  Other Securities.....................................................................       3.8%
                                                                                             -----
Total Materials........................................................................       4.5%
                                                                                             -----

Other -- (0.0%)........................................................................
  Other Securities.....................................................................       0.0%
                                                                                             -----

Telecommunication Services -- (2.4%)...................................................
  AT&T, Inc............................................................................       1.3%
  Verizon Communications, Inc..........................................................       0.7%
  Other Securities.....................................................................       0.7%
                                                                                             -----
Total Telecommunication Services.......................................................       2.7%
                                                                                             -----

Utilities -- (3.1%)....................................................................
  Other Securities.....................................................................       3.5%
                                                                                             -----
TOTAL COMMON STOCKS....................................................................      99.5%
                                                                                             -----
RIGHTS/WARRANTS -- (0.0%)..............................................................
  Other Securities.....................................................................       0.0%
                                                                                             -----

TEMPORARY CASH INVESTMENTS -- (0.4%)...................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..................       0.4%
                                                                                             -----





SECURITIES LENDING COLLATERAL -- (10.0%)...............................................
(S)@DFA Short Term Investment Fund.....................................................      11.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $499,581
  FNMA 3.500%, 02/01/26, valued at $502,307) to be repurchased at $487,678.............       0.0%
                                                                                             -----

TOTAL SECURITIES LENDING COLLATERAL....................................................      11.1%
                                                                                             -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                         Percentage
                                                Value+ of Net Assets**
                                                ------ ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $1,113,932,231)........ $1,696,533,767     111.0%
                                        ==============     ------

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  180,122,370           --   --    $  180,122,370
  Consumer Staples............    140,395,740 $      4,448   --       140,400,188
  Energy......................    190,044,581           --   --       190,044,581
  Financials..................    202,391,904           --   --       202,391,904
  Health Care.................    176,174,153        9,460   --       176,183,613
  Industrials.................    183,097,770           --   --       183,097,770
  Information Technology......    284,463,486           --   --       284,463,486
  Materials...................     69,039,588           --   --        69,039,588
  Other.......................             --            6   --                 6
  Telecommunication Services..     41,221,780           --   --        41,221,780
  Utilities...................     53,533,585           --   --        53,533,585
Rights/Warrants...............         68,153           --   --            68,153
Temporary Cash Investments....      6,182,231           --   --         6,182,231
Securities Lending Collateral.             --  169,784,512   --       169,784,512
                               -------------- ------------   --    --------------

TOTAL......................... $1,526,735,341 $169,798,426   --    $1,696,533,767
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares       Value+ of Net Assets**
                                                 ------       -----  ---------------
COMMON STOCKS -- (90.5%).....................
Consumer Discretionary -- (16.3%)............
 #*BJ's Restaurants, Inc.....................   248,223 $ 11,654,070       0.5%
  #Dillard's, Inc. Class A...................   401,591   19,284,400       0.7%
 #*GameStop Corp. Class A....................   396,262   10,176,008       0.4%
  *Iconix Brand Group, Inc...................   387,629    9,493,034       0.4%
  *Liberty Media Corp. Capital Class A.......   354,909   29,198,363       1.1%
  *Mohawk Industries, Inc....................   190,548   11,440,502       0.4%
  Phillips-Van Heusen Corp...................   130,195    9,167,030       0.4%
 #*Royal Caribbean Cruises, Ltd..............   333,477   13,279,054       0.5%
 #*Saks, Inc.................................   900,209   10,766,500       0.4%
  Wyndham Worldwide Corp.....................   326,000   11,282,860       0.4%
  Other Securities...........................            333,853,397      12.7%
                                                        ------------      -----
Total Consumer Discretionary.................            469,595,218      17.9%
                                                        ------------      -----

Consumer Staples -- (3.4%)...................
  *Constellation Brands, Inc. Class A........   449,327   10,060,432       0.4%
  *Ralcorp Holdings, Inc.....................   149,606   11,639,347       0.4%
  *Smithfield Foods, Inc.....................   387,168    9,121,678       0.4%
  Other Securities...........................             67,746,354       2.6%
                                                        ------------      -----
Total Consumer Staples.......................             98,567,811       3.8%
                                                        ------------      -----

Energy -- (10.9%)............................
  *Complete Production Services, Inc.........   288,076    9,777,299       0.4%
  *Helix Energy Solutions Group, Inc.........   637,560   12,069,011       0.5%
  Patterson-UTI Energy, Inc..................   473,266   14,723,305       0.6%
  *Plains Exploration & Production Co........   372,716   14,178,117       0.5%
  *Rowan Cos., Inc...........................   322,685   13,455,964       0.5%
  Sunoco, Inc................................   258,741   11,037,891       0.4%
  *Tesoro Petroleum Corp.....................   419,582   11,379,064       0.4%
  *Whiting Petroleum Corp....................   161,623   11,232,798       0.4%
  Other Securities...........................            216,948,713       8.3%
                                                        ------------      -----
Total Energy.................................            314,802,162      12.0%
                                                        ------------      -----

Financials -- (20.1%)........................
  *Allied World Assurance Co. Holdings, Ltd..   155,508   10,103,355       0.4%
  *American Capital, Ltd..................... 1,164,025   11,954,537       0.5%
  American Financial Group, Inc..............   370,385   13,248,671       0.5%
  Assurant, Inc..............................   361,018   14,332,415       0.5%
  *CNO Financial Group, Inc.................. 1,322,576   10,659,963       0.4%
  *NASDAQ OMX Group, Inc. (The)..............   381,977   10,351,577       0.4%
  Reinsurance Group of America, Inc..........   235,808   14,926,646       0.6%
  White Mountains Insurance Group, Ltd.......    25,592    9,149,396       0.3%
  Other Securities...........................            486,731,318      18.6%
                                                        ------------      -----
Total Financials.............................            581,457,878      22.2%
                                                        ------------      -----

Health Care -- (6.3%)........................
  *Coventry Health Care, Inc.................   281,627    9,088,103       0.3%
  *HealthSpring, Inc.........................   331,372   13,748,624       0.5%
  *Hologic, Inc..............................   567,912   12,505,422       0.5%
  #Omnicare, Inc.............................   309,025    9,709,566       0.4%
  Other Securities...........................            135,891,295       5.2%
                                                        ------------      -----
Total Health Care............................            180,943,010       6.9%
                                                        ------------      -----

Industrials -- (14.0%).......................
  Alexander & Baldwin, Inc...................   215,659   11,365,229       0.4%
  *Amerco, Inc...............................    90,030    9,157,852       0.4%
  GATX Corp..................................   228,478    9,657,765       0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED



                                                                                               Shares         Value+
                                                                                               ------         -----
Industrials -- (Continued)...............................................................
  *Owens Corning, Inc....................................................................     367,806 $   13,917,779
  Ryder System, Inc......................................................................     246,533     13,189,516
  *TriMas Corp...........................................................................     452,107     10,493,403
  #Trinity Industries, Inc...............................................................     277,414     10,042,387
  Other Securities.......................................................................                327,469,230
                                                                                                      --------------
Total Industrials........................................................................                405,293,161
                                                                                                      --------------

Information Technology -- (11.1%)........................................................
  *Arrow Electronics, Inc................................................................     351,633     16,030,948
  *IAC/InterActiveCorp...................................................................     403,904     14,584,973
  *Ingram Micro, Inc. Class A............................................................     566,252     10,605,900
  *Tech Data Corp........................................................................     174,947      9,294,934
  Other Securities.......................................................................                270,020,702
                                                                                                      --------------
Total Information Technology.............................................................                320,537,457
                                                                                                      --------------

Materials -- (7.3%)......................................................................
  Ashland, Inc...........................................................................     210,546     13,070,696
  *Century Aluminum Co...................................................................     558,272     11,154,275
  Domtar Corp............................................................................     106,552      9,911,467
  MeadWestavco Corp......................................................................     455,519     15,346,435
  Reliance Steel & Aluminum Co...........................................................     200,657     11,359,193
  Westlake Chemical Corp.................................................................     205,655     13,501,251
  Other Securities.......................................................................                135,726,798
                                                                                                      --------------
Total Materials..........................................................................                210,070,115
                                                                                                      --------------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................                        294
                                                                                                      --------------

Telecommunication Services -- (0.7%).....................................................
  Other Securities.......................................................................                 19,265,152
                                                                                                      --------------

Utilities -- (0.4%)......................................................................
  Other Securities.......................................................................                 12,458,935
                                                                                                      --------------
TOTAL COMMON STOCKS......................................................................              2,612,991,193
                                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................                     97,683
                                                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.3%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................   8,071,060      8,071,060
                                                                                                      --------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount
                                                                                            -------
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 264,514,595    264,514,595
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $780,560
   FNMA 3.50%, 02/01/26, valued at $784,820) to be repurchased at $761,964...............        $762        761,960
                                                                                                      --------------

TOTAL SECURITIES LENDING COLLATERAL......................................................                265,276,555
                                                                                                      --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,127,968,543)...................................................................             $2,886,436,491
                                                                                                      ==============

                                                                                               Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
Industrials -- (Continued)...............................................................
  *Owens Corning, Inc....................................................................       0.5%
  Ryder System, Inc......................................................................       0.5%
  *TriMas Corp...........................................................................       0.4%
  #Trinity Industries, Inc...............................................................       0.4%
  Other Securities.......................................................................      12.5%
                                                                                              ------
Total Industrials........................................................................      15.5%
                                                                                              ------

Information Technology -- (11.1%)........................................................
  *Arrow Electronics, Inc................................................................       0.6%
  *IAC/InterActiveCorp...................................................................       0.6%
  *Ingram Micro, Inc. Class A............................................................       0.4%
  *Tech Data Corp........................................................................       0.4%
  Other Securities.......................................................................      10.3%
                                                                                              ------
Total Information Technology.............................................................      12.3%
                                                                                              ------

Materials -- (7.3%)......................................................................
  Ashland, Inc...........................................................................       0.5%
  *Century Aluminum Co...................................................................       0.4%
  Domtar Corp............................................................................       0.4%
  MeadWestavco Corp......................................................................       0.6%
  Reliance Steel & Aluminum Co...........................................................       0.4%
  Westlake Chemical Corp.................................................................       0.5%
  Other Securities.......................................................................       5.2%
                                                                                              ------
Total Materials..........................................................................       8.0%
                                                                                              ------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

Telecommunication Services -- (0.7%).....................................................
  Other Securities.......................................................................       0.7%
                                                                                              ------

Utilities -- (0.4%)......................................................................
  Other Securities.......................................................................       0.5%
                                                                                              ------
TOTAL COMMON STOCKS......................................................................      99.8%
                                                                                              ------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TEMPORARY CASH INVESTMENTS -- (0.3%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................       0.3%
                                                                                              ------






SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund.......................................................      10.1%
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $780,560
   FNMA 3.50%, 02/01/26, valued at $784,820) to be repurchased at $761,964...............       0.0%
                                                                                              ------

TOTAL SECURITIES LENDING COLLATERAL......................................................      10.1%
                                                                                              ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,127,968,543)...................................................................     110.2%
                                                                                              ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  469,595,218           --   --    $  469,595,218
  Consumer Staples............     98,557,400 $     10,411   --        98,567,811
  Energy......................    314,802,162           --   --       314,802,162
  Financials..................    581,351,913      105,965   --       581,457,878
  Health Care.................    180,943,010           --   --       180,943,010
  Industrials.................    405,267,584       25,577   --       405,293,161
  Information Technology......    320,537,457           --   --       320,537,457
  Materials...................    210,070,115           --   --       210,070,115
  Other.......................             --          294   --               294
  Telecommunication Services..     19,265,152           --   --        19,265,152
  Utilities...................     12,458,935           --   --        12,458,935
Rights/Warrants...............             --       97,683   --            97,683
Temporary Cash Investments....      8,071,060           --   --         8,071,060
Securities Lending Collateral.             --  265,276,555   --       265,276,555
                               -------------- ------------   --    --------------
TOTAL......................... $2,620,920,006 $265,516,485   --    $2,886,436,491
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
COMMON STOCKS -- (88.8%)..................
Consumer Discretionary -- (14.1%).........
  *Cabela's, Inc..........................  89,625 $  2,289,022       0.2%
  *Deckers Outdoor Corp...................  31,403    2,664,859       0.2%
  #Dillard's, Inc. Class A................  80,522    3,866,666       0.3%
  *Gaylord Entertainment Co...............  63,237    2,268,311       0.1%
  *Iconix Brand Group, Inc................ 107,100    2,622,879       0.2%
  Jarden Corp.............................  75,732    2,755,887       0.2%
  *Penske Automotive Group, Inc........... 126,055    2,833,716       0.2%
 #*Saks, Inc.............................. 221,647    2,650,898       0.2%
 #*Shutterfly, Inc........................  44,735    2,753,887       0.2%
  *Tenneco, Inc...........................  54,920    2,537,853       0.2%
  *Ulta Salon Cosmetics & Fragrance, Inc..  44,461    2,364,881       0.2%
 #*Under Armour, Inc. Class A.............  37,810    2,588,473       0.2%
  Other Securities........................          188,088,773      13.4%
                                                   ------------      -----
Total Consumer Discretionary..............          220,286,105      15.8%
                                                   ------------      -----

Consumer Staples -- (3.2%)................
 #*TreeHouse Foods, Inc...................  37,236    2,259,108       0.2%
  Other Securities........................           48,236,321       3.4%
                                                   ------------      -----
Total Consumer Staples....................           50,495,429       3.6%
                                                   ------------      -----

Energy -- (6.8%)..........................
  Berry Petroleum Corp. Class A...........  44,765    2,378,364       0.2%
  *Bristow Group, Inc.....................  48,818    2,265,155       0.2%
  Frontier Oil Corp....................... 137,847    3,851,445       0.3%
  Lufkin Industries, Inc..................  36,862    3,403,468       0.2%
  *Rosetta Resources, Inc.................  58,799    2,700,638       0.2%
  #RPC, Inc............................... 149,274    4,037,862       0.3%
  *Western Refining, Inc.................. 202,287    3,430,788       0.2%
  Other Securities........................           84,100,846       6.0%
                                                   ------------      -----
Total Energy..............................          106,168,566       7.6%
                                                   ------------      -----

Financials -- (13.2%).....................
  *CNO Financial Group, Inc............... 294,607    2,374,532       0.1%
  Unitrin, Inc............................  79,130    2,392,891       0.2%
  Other Securities........................          201,332,018      14.4%
                                                   ------------      -----
Total Financials..........................          206,099,441      14.7%
                                                   ------------      -----

Health Care -- (9.2%).....................
  *HealthSpring, Inc......................  63,300    2,626,317       0.2%
 #*Incyte Corp............................ 121,523    2,245,745       0.1%
  *Jazz Pharmaceuticals, Inc..............  71,632    2,285,777       0.2%
  Universal American Corp................. 111,863    2,584,035       0.2%
  Other Securities........................          134,296,919       9.6%
                                                   ------------      -----
Total Health Care.........................          144,038,793      10.3%
                                                   ------------      -----

Industrials -- (16.1%)....................
  Alexander & Baldwin, Inc................  47,845    2,521,432       0.2%
  *Amerco, Inc............................  25,903    2,634,853       0.2%
  *EnerSys................................  63,999    2,424,922       0.2%
  #GATX Corp..............................  55,507    2,346,281       0.1%
 #*General Cable Corp.....................  65,094    3,157,059       0.2%
  *GEO Group, Inc. (The)..................  94,584    2,523,501       0.2%
  *Polypore International, Inc............  43,917    2,712,753       0.2%
  Robbins & Myers, Inc....................  59,404    2,582,292       0.2%
  *Sauer-Danfoss, Inc.....................  45,024    2,657,767       0.2%
  #Titan International, Inc...............  92,692    2,863,256       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                         Percentage
                                                                              Shares         Value+ of Net Assets**
                                                                              ------         -----  ---------------
Industrials -- (Continued)..............................................
  *WESCO International, Inc.............................................      43,574 $    2,699,409       0.2%
  Other Securities......................................................                223,548,251      16.0%
                                                                                     --------------      -----
Total Industrials.......................................................                252,671,776      18.1%
                                                                                     --------------      -----

Information Technology -- (17.8%).......................................
  *Acme Packet, Inc.....................................................      95,296      7,872,403       0.5%
  *Ariba, Inc...........................................................      96,871      3,368,205       0.2%
  *CACI International, Inc..............................................      42,100      2,572,731       0.2%
  *Fairchild Semiconductor International, Inc...........................     117,510      2,464,185       0.2%
  *IPG Photonics Corp...................................................      58,631      4,072,509       0.3%
  *Lawson Software, Inc.................................................     203,429      2,251,959       0.1%
  *SuccessFactors, Inc..................................................      70,251      2,435,602       0.2%
 #*Universal Display Corp...............................................      42,681      2,344,894       0.2%
  *VeriFone Systems, Inc................................................      47,100      2,582,022       0.2%
  Other Securities......................................................                248,951,648      17.8%
                                                                                     --------------      -----
Total Information Technology............................................                278,916,158      19.9%
                                                                                     --------------      -----

Materials -- (5.4%).....................................................
  Cabot Corp............................................................      74,528      3,342,581       0.2%
  Carpenter Technology Corp.............................................      50,262      2,576,430       0.2%
  Kronos Worldwide, Inc.................................................      46,501      2,862,602       0.2%
  Westlake Chemical Corp................................................      45,216      2,968,430       0.2%
  Other Securities......................................................                 73,469,278       5.3%
                                                                                     --------------      -----
Total Materials.........................................................                 85,219,321       6.1%
                                                                                     --------------      -----

Other -- (0.0%).........................................................
  Other Securities......................................................                        312       0.0%
                                                                                     --------------      -----

Telecommunication Services -- (0.8%)....................................
  Other Securities......................................................                 13,228,636       0.9%
                                                                                     --------------      -----

Utilities -- (2.2%).....................................................
  Other Securities......................................................                 34,745,275       2.5%
                                                                                     --------------      -----
TOTAL COMMON STOCKS.....................................................              1,391,869,812      99.5%
                                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)...............................................
  Other Securities......................................................                      3,424       0.0%
                                                                                     --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.5%)....................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...   7,379,073      7,379,073       0.5%
                                                                                     --------------      -----

                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                         -----------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (10.7%)................................
(S)@DFA Short Term Investment Fund...................................... 167,392,346    167,392,346      12.0%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11..............
  (Collateralized by $493,961 FNMA 3.50%, 02/01/26, valued at $496,657).
  to be repurchased at $482,192.........................................        $482        482,190       0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                167,874,536      12.0%
                                                                                     --------------      -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $1,012,531,296)........ $1,567,126,845      112.0%
                                        ==============      =====

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  220,286,105           --   --    $  220,286,105
  Consumer Staples............     50,459,400 $     36,029   --        50,495,429
  Energy......................    106,168,566           --   --       106,168,566
  Financials..................    206,073,761       25,680   --       206,099,441
  Health Care.................    143,975,865       62,928   --       144,038,793
  Industrials.................    252,667,577        4,199   --       252,671,776
  Information Technology......    278,916,158           --   --       278,916,158
  Materials...................     85,219,321           --   --        85,219,321
  Other.......................             --          312   --               312
  Telecommunication Services..     13,228,636           --   --        13,228,636
  Utilities...................     34,745,275           --   --        34,745,275
Rights/Warrants...............              8        3,416   --             3,424
Temporary Cash Investments....      7,379,073           --   --         7,379,073
Securities Lending Collateral.             --  167,874,536   --       167,874,536
                               -------------- ------------   --    --------------
TOTAL......................... $1,399,119,745 $168,007,100   --    $1,567,126,845
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
 COMMON STOCKS -- (92.5%)
 Consumer Discretionary -- (13.2%)
   Comcast Corp. Class A                   378,742 $  9,938,190       0.4%
   Lowe's Cos., Inc.                       255,861    6,716,351       0.3%
   News Corp. Class A                      374,342    6,670,774       0.2%
   Time Warner Cable, Inc.                  88,298    6,898,723       0.3%
   Time Warner, Inc.                       205,166    7,767,585       0.3%
   Walt Disney Co. (The)                   365,590   15,756,929       0.6%
   Other Securities                                 317,618,910      12.1%
                                                   ------------      -----
 Total Consumer Discretionary                       371,367,462      14.2%
                                                   ------------      -----

 Consumer Staples -- (5.5%)
   CVS Caremark Corp.                      252,993    9,168,466       0.4%
   Kraft Foods, Inc. Class A               315,783   10,603,993       0.4%
   PepsiCo, Inc.                            84,707    5,835,465       0.2%
   Procter & Gamble Co. (The)              249,484   16,191,512       0.6%
   Other Securities                                 112,831,662       4.3%
                                                   ------------      -----
 Total Consumer Staples                             154,631,098       5.9%
                                                   ------------      -----

 Energy -- (11.2%)
   Anadarko Petroleum Corp.                 92,562    7,306,844       0.3%
   Apache Corp.                             68,390    9,121,174       0.4%
   Baker Hughes, Inc.                       77,124    5,970,169       0.2%
   Chevron Corp.                           364,129   39,850,278       1.5%
   ConocoPhillips                          255,434   20,161,406       0.8%
   Devon Energy Corp.                       72,897    6,633,627       0.3%
   Exxon Mobil Corp.                       400,098   35,208,624       1.3%
   Marathon Oil Corp.                      136,394    7,370,732       0.3%
   National-Oilwell, Inc.                   79,132    6,068,633       0.2%
   Occidental Petroleum Corp.               71,464    8,167,621       0.3%
   Other Securities                                 170,254,064       6.5%
                                                   ------------      -----
 Total Energy                                       316,113,172      12.1%
                                                   ------------      -----

 Financials -- (16.6%)
   Bank of America Corp.                 1,258,906   15,459,366       0.6%
   Bank of New York Mellon Corp. (The)     230,969    6,688,862       0.3%
   *Citigroup, Inc.                      2,656,492   12,193,298       0.5%
   Goldman Sachs Group, Inc. (The)          88,641   13,385,677       0.5%
   JPMorgan Chase & Co.                    764,068   34,864,423       1.3%
   MetLife, Inc.                           171,319    8,016,016       0.3%
   Morgan Stanley                          249,164    6,515,639       0.2%
   PNC Financial Services Group, Inc.       97,473    6,076,467       0.2%
   Prudential Financial, Inc.               88,395    5,606,011       0.2%
   Travelers Cos., Inc. (The)              100,570    6,364,070       0.2%
   U.S. Bancorp                            362,109    9,349,654       0.4%
   Wells Fargo & Co.                       944,666   27,499,227       1.1%
   Other Securities                                 314,422,925      12.0%
                                                   ------------      -----
 Total Financials                                   466,441,635      17.8%
                                                   ------------      -----

 Health Care -- (9.7%)
   Johnson & Johnson                       139,407    9,161,828       0.4%
   Merck & Co., Inc.                       308,176   11,078,927       0.4%
   Pfizer, Inc.                          1,430,226   29,977,537       1.1%
   UnitedHealth Group, Inc.                207,950   10,237,378       0.4%
   WellPoint, Inc.                          83,721    6,428,936       0.2%
   Other Securities                                 206,402,145       7.9%
                                                   ------------      -----
 Total Health Care                                  273,286,751      10.4%
                                                   ------------      -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED



                                                                                                   Shares         Value+
                                                                                                   ------         -----

Industrials -- (13.1%).......................................................................
  CSX Corp...................................................................................      72,504 $    5,705,340
  General Electric Co........................................................................   1,974,260     40,373,617
  Union Pacific Corp.........................................................................     100,059     10,353,105
  Other Securities...........................................................................                312,623,504
                                                                                                          --------------
Total Industrials............................................................................                369,055,566
                                                                                                          --------------

Information Technology -- (13.2%)............................................................
  *Apple, Inc................................................................................      33,228     11,570,986
  *Corning, Inc..............................................................................     285,179      5,971,648
  Hewlett-Packard Co.........................................................................     197,567      7,975,780
  Intel Corp.................................................................................     517,438     11,999,387
  International Business Machines Corp.......................................................      45,323      7,731,197
  Microsoft Corp.............................................................................     286,979      7,467,194
  Oracle Corp................................................................................     196,650      7,089,232
  Other Securities...........................................................................                311,362,440
                                                                                                          --------------
Total Information Technology.................................................................                371,167,864
                                                                                                          --------------

Materials -- (5.0%)..........................................................................
  Dow Chemical Co. (The).....................................................................     187,438      7,683,084
  Other Securities...........................................................................                134,159,419
                                                                                                          --------------
Total Materials..............................................................................                141,842,503
                                                                                                          --------------

Other -- (0.0%)..............................................................................
  Other Securities...........................................................................                         --
                                                                                                          --------------

Real Estate Investment Trusts -- (0.0%)......................................................
  Other Securities...........................................................................                      2,735
                                                                                                          --------------

Telecommunication Services -- (2.8%).........................................................
  AT&T, Inc..................................................................................   1,081,716     33,663,002
  Verizon Communications, Inc................................................................     581,853     21,982,406
  Other Securities...........................................................................                 24,524,309
                                                                                                          --------------
Total Telecommunication Services.............................................................                 80,169,717
                                                                                                          --------------

Utilities -- (2.2%)..........................................................................
  Other Securities...........................................................................                 62,205,730
                                                                                                          --------------
TOTAL COMMON STOCKS..........................................................................              2,606,284,233
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)....................................................................
   Other Securities..........................................................................                     75,147
                                                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.5%).........................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares........................  14,288,125     14,288,125
                                                                                                          --------------

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                              -----------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (7.0%)......................................................
(S)@DFA Short Term Investment Fund........................................................... 195,885,493    195,885,493
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $578,041 FNMA 3.50%, 02/01/26, valued at $581,195) to be repurchased at
  $564,270...................................................................................        $564        564,267
                                                                                                          --------------

TOTAL SECURITIES LENDING COLLATERAL..........................................................                196,449,760
                                                                                                          --------------

                                                                                                   Percentage
                                                                                              of Net Assets**
                                                                                              ---------------

Industrials -- (13.1%).......................................................................
  CSX Corp...................................................................................       0.2%
  General Electric Co........................................................................       1.5%
  Union Pacific Corp.........................................................................       0.4%
  Other Securities...........................................................................      12.0%
                                                                                                   -----
Total Industrials............................................................................      14.1%
                                                                                                   -----

Information Technology -- (13.2%)............................................................
  *Apple, Inc................................................................................       0.4%
  *Corning, Inc..............................................................................       0.2%
  Hewlett-Packard Co.........................................................................       0.3%
  Intel Corp.................................................................................       0.5%
  International Business Machines Corp.......................................................       0.3%
  Microsoft Corp.............................................................................       0.3%
  Oracle Corp................................................................................       0.3%
  Other Securities...........................................................................      11.9%
                                                                                                   -----
Total Information Technology.................................................................      14.2%
                                                                                                   -----

Materials -- (5.0%)..........................................................................
  Dow Chemical Co. (The).....................................................................       0.3%
  Other Securities...........................................................................       5.1%
                                                                                                   -----
Total Materials..............................................................................       5.4%
                                                                                                   -----

Other -- (0.0%)..............................................................................
  Other Securities...........................................................................       0.0%
                                                                                                   -----

Real Estate Investment Trusts -- (0.0%)......................................................
  Other Securities...........................................................................       0.0%
                                                                                                   -----

Telecommunication Services -- (2.8%).........................................................
  AT&T, Inc..................................................................................       1.3%
  Verizon Communications, Inc................................................................       0.9%
  Other Securities...........................................................................       0.9%
                                                                                                   -----
Total Telecommunication Services.............................................................       3.1%
                                                                                                   -----

Utilities -- (2.2%)..........................................................................
  Other Securities...........................................................................       2.4%
                                                                                                   -----
TOTAL COMMON STOCKS..........................................................................      99.6%
                                                                                                   -----
RIGHTS/WARRANTS -- (0.0%)....................................................................
   Other Securities..........................................................................       0.0%
                                                                                                   -----

TEMPORARY CASH INVESTMENTS -- (0.5%).........................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares........................       0.5%
                                                                                                   -----






SECURITIES LENDING COLLATERAL -- (7.0%)......................................................
(S)@DFA Short Term Investment Fund...........................................................       7.5%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $578,041 FNMA 3.50%, 02/01/26, valued at $581,195) to be repurchased at
  $564,270...................................................................................       0.0%
                                                                                                   -----

TOTAL SECURITIES LENDING COLLATERAL..........................................................       7.5%
                                                                                                   -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $2,085,751,819)........ $2,817,097,265     107.6%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Consumer Discretionary........ $  371,367,462           --   --    $  371,367,462
  Consumer Staples..............    154,611,177 $     19,921   --       154,631,098
  Energy........................    316,113,172           --   --       316,113,172
  Financials....................    466,418,643       22,992   --       466,441,635
  Health Care...................    273,262,317       24,434   --       273,286,751
  Industrials...................    369,014,320       41,246   --       369,055,566
  Information Technology........    371,167,864           --   --       371,167,864
  Materials.....................    141,842,503           --   --       141,842,503
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.          2,735           --   --             2,735
  Telecommunication Services....     80,169,717           --   --        80,169,717
  Utilities.....................     62,205,730           --   --        62,205,730
Rights/Warrants.................         74,291          856   --            75,147
Temporary Cash Investments......     14,288,125           --   --        14,288,125
Securities Lending Collateral...             --  196,449,760   --       196,449,760
                                 -------------- ------------   --    --------------

TOTAL........................... $2,620,538,056 $196,559,209   --    $2,817,097,265
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                            Percentage
                                                   Shares      Value++ of Net Assets**
                                                   ------      -----   ---------------
COMMON STOCKS -- (95.1%).......................
AUSTRALIA -- (5.8%)............................
  Origin Energy, Ltd...........................   778,320 $ 13,962,285       0.7%
  Wesfarmers, Ltd..............................   886,873   32,489,198       1.5%
  Other Securities.............................             85,896,482       3.9%
                                                          ------------      -----
TOTAL AUSTRALIA................................            132,347,965       6.1%
                                                          ------------      -----

AUSTRIA -- (0.2%)..............................
  Other Securities.............................              5,362,583       0.2%
                                                          ------------      -----

BELGIUM -- (1.1%)..............................
  Other Securities.............................             25,116,169       1.1%
                                                          ------------      -----

CANADA -- (11.4%)..............................
  Encana Corp..................................   577,997   19,420,308       0.9%
  Goldcorp, Inc................................   236,291   13,208,721       0.6%
  Manulife Financial Corp......................   817,976   14,688,382       0.7%
  #Sun Life Financial, Inc.....................   494,520   16,186,952       0.7%
  Suncor Energy, Inc...........................   975,599   44,967,365       2.1%
  Teck Resources, Ltd. Class B.................   321,554   17,478,753       0.8%
  Thomson Reuters Corp.........................   335,015   13,582,598       0.6%
  #TransCanada Corp............................   527,484   22,696,056       1.0%
  Other Securities.............................             98,446,596       4.5%
                                                          ------------      -----
TOTAL CANADA...................................            260,675,731      11.9%
                                                          ------------      -----

DENMARK -- (1.5%)..............................
  Other Securities.............................             34,804,924       1.6%
                                                          ------------      -----

FINLAND -- (1.1%)..............................
  Other Securities.............................             23,896,533       1.1%
                                                          ------------      -----

FRANCE -- (10.1%)..............................
  AXA SA.......................................   948,963   21,273,941       1.0%
  Cie de Saint-Gobain SA.......................   276,766   19,096,773       0.9%
  Credit Agricole SA...........................   693,108   11,529,144       0.5%
  GDF Suez SA..................................   917,391   37,511,514       1.7%
  Societe Generale Paris SA....................   344,363   23,013,057       1.1%
  Vivendi SA...................................   921,381   28,889,868       1.3%
  Other Securities.............................             90,071,102       4.1%
                                                          ------------      -----
TOTAL FRANCE...................................            231,385,399      10.6%
                                                          ------------      -----

GERMANY -- (9.3%)..............................
  Allianz SE...................................   179,201   28,154,514       1.3%
  Allianz SE Sponsored ADR.....................   716,588   11,286,261       0.5%
  Bayerische Motoren Werke AG..................   188,535   17,750,339       0.8%
  *Daimler AG..................................   448,509   34,663,687       1.6%
  Deutsche Bank AG.............................   239,182   15,623,368       0.7%
  Deutsche Telekom AG..........................   920,799   15,217,376       0.7%
  Deutsche Telekom AG Sponsored ADR............   681,300   11,309,580       0.5%
  E.ON AG......................................   764,870   26,142,628       1.2%
  Munchener Rueckversicherungs-Gesellschaft AG.   109,310   18,031,214       0.8%
  Other Securities.............................             33,859,695       1.6%
                                                          ------------      -----
TOTAL GERMANY..................................            212,038,662       9.7%
                                                          ------------      -----

GREECE -- (0.2%)...............................
  Other Securities.............................              3,614,999       0.2%
                                                          ------------      -----

HONG KONG -- (1.5%)............................
  Hutchison Whampoa, Ltd....................... 1,251,000   14,323,211       0.7%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



                                                                     Percentage
                                            Shares      Value++ of Net Assets**
                                            ------      -----   ---------------
HONG KONG -- (Continued)................
  Other Securities......................           $ 19,964,475       0.9%
                                                   ------------      -----
TOTAL HONG KONG.........................             34,287,686       1.6%
                                                   ------------      -----

IRELAND -- (0.2%).......................
  Other Securities......................              4,472,833       0.2%
                                                   ------------      -----

ISRAEL -- (0.4%)........................
  Other Securities......................              8,293,562       0.4%
                                                   ------------      -----

ITALY -- (1.8%).........................
  Telecom Italia SpA.................... 8,344,059   12,546,392       0.6%
  Other Securities......................             29,448,347       1.3%
                                                   ------------      -----
TOTAL ITALY.............................             41,994,739       1.9%
                                                   ------------      -----

JAPAN -- (18.2%)........................
  FUJIFILM Holdings Corp................   363,000   11,284,901       0.5%
  Mitsubishi UFJ Financial Group, Inc... 5,515,634   26,472,774       1.2%
  Panasonic Corp........................   944,400   11,612,670       0.5%
  Sony Corp. Sponsored ADR..............   678,816   19,217,281       0.9%
  Sumitomo Mitsui Financial Group, Inc..   447,127   13,888,602       0.6%
  Toyota Motor Corp. Sponsored ADR......   268,360   21,382,925       1.0%
  Other Securities......................            312,159,683      14.3%
                                                   ------------      -----
TOTAL JAPAN.............................            416,018,836      19.0%
                                                   ------------      -----

NETHERLANDS -- (3.4%)...................
  Akzo Nobel NV.........................   156,276   12,117,374       0.6%
  ArcelorMittal NV......................   670,311   24,771,967       1.1%
  *Koninklijke Philips Electronics NV...   523,611   15,508,349       0.7%
  Other Securities......................             25,949,923       1.2%
                                                   ------------      -----
TOTAL NETHERLANDS.......................             78,347,613       3.6%
                                                   ------------      -----

NEW ZEALAND -- (0.1%)...................
  Other Securities......................              1,932,797       0.1%
                                                   ------------      -----

NORWAY -- (1.0%)........................
  Other Securities......................             22,458,592       1.0%
                                                   ------------      -----

PORTUGAL -- (0.1%)......................
  Other Securities......................              2,635,912       0.1%
                                                   ------------      -----

SINGAPORE -- (0.9%).....................
  Other Securities......................             20,752,992       1.0%
                                                   ------------      -----

SPAIN -- (3.5%).........................
  Banco Popular Espanol SA.............. 1,964,869   11,770,068       0.5%
  Repsol YPF SA.........................   391,406   13,972,901       0.7%
  Repsol YPF SA Sponsored ADR...........   314,184   11,222,652       0.5%
  Other Securities......................             42,132,794       1.9%
                                                   ------------      -----
TOTAL SPAIN.............................             79,098,415       3.6%
                                                   ------------      -----

SWEDEN -- (2.8%)........................
  Nordea Bank AB........................ 1,538,216   17,537,971       0.8%
  Other Securities......................             45,409,556       2.1%
                                                   ------------      -----
TOTAL SWEDEN............................             62,947,527       2.9%
                                                   ------------      -----

SWITZERLAND -- (5.5%)...................
  Holcim, Ltd. AG.......................   253,768   22,111,322       1.0%
  Novartis AG ADR.......................   189,650   11,221,590       0.5%
  Swiss Reinsurance Co., Ltd. AG........   325,311   19,410,176       0.9%
  Zurich Financial Services AG..........   126,104   35,457,752       1.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED




                                                                                                  Shares        Value++
                                                                                                  ------        -----
SWITZERLAND -- (Continued)..................................................................
  Other Securities..........................................................................             $   37,696,838
                                                                                                         --------------
TOTAL SWITZERLAND...........................................................................                125,897,678
                                                                                                         --------------

UNITED KINGDOM -- (15.0%)...................................................................
  Aviva P.L.C...............................................................................   1,853,237     13,869,535
  Kingfisher P.L.C..........................................................................   2,682,072     12,322,933
  Royal Dutch Shell P.L.C. ADR..............................................................   1,005,925     78,824,283
  Vodafone Group P.L.C......................................................................  13,861,205     40,069,801
  Vodafone Group P.L.C. Sponsored ADR.......................................................   1,779,829     51,828,620
  Xstrata P.L.C.............................................................................   1,031,575     26,458,870
  Other Securities..........................................................................                118,372,385
                                                                                                         --------------
TOTAL UNITED KINGDOM........................................................................                341,746,427
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              2,170,128,574
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
DENMARK -- (0.0%)...........................................................................
  Other Securities..........................................................................                          4
                                                                                                         --------------

PORTUGAL -- (0.0%)..........................................................................
  Other Securities..........................................................................                     20,823
                                                                                                         --------------

SPAIN -- (0.0%).............................................................................
  Other Securities..........................................................................                    136,783
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                    157,610
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $7,310,000 FNMA 2.24%, 07/06/15, valued at $7,492,750) to be repurchased at $7,379,117...      $7,379      7,379,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                             -----------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (4.6%).....................................................
(S)@DFA Short Term Investment Fund.......................................................... 102,174,542    102,174,542
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,844,677)## to be repurchased at
   $2,788,908...............................................................................      $2,789      2,788,899
                                                                                                         --------------

TOTAL SECURITIES LENDING COLLATERAL.........................................................                104,963,441
                                                                                                         --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,453,106)......................................................................             $2,282,628,625
                                                                                                         ==============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
SWITZERLAND -- (Continued)..................................................................
  Other Securities..........................................................................       1.8%
                                                                                                 ------
TOTAL SWITZERLAND...........................................................................       5.8%
                                                                                                 ------

UNITED KINGDOM -- (15.0%)...................................................................
  Aviva P.L.C...............................................................................       0.6%
  Kingfisher P.L.C..........................................................................       0.6%
  Royal Dutch Shell P.L.C. ADR..............................................................       3.6%
  Vodafone Group P.L.C......................................................................       1.8%
  Vodafone Group P.L.C. Sponsored ADR.......................................................       2.4%
  Xstrata P.L.C.............................................................................       1.2%
  Other Securities..........................................................................       5.4%
                                                                                                 ------
TOTAL UNITED KINGDOM........................................................................      15.6%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      99.3%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
DENMARK -- (0.0%)...........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

PORTUGAL -- (0.0%)..........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

SPAIN -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.3%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $7,310,000 FNMA 2.24%, 07/06/15, valued at $7,492,750) to be repurchased at $7,379,117...       0.3%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (4.6%).....................................................
(S)@DFA Short Term Investment Fund..........................................................       4.7%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,844,677)## to be repurchased at
   $2,788,908...............................................................................       0.1%
                                                                                                 ------

TOTAL SECURITIES LENDING COLLATERAL.........................................................       4.8%
                                                                                                 ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,453,106)......................................................................     104.4%
                                                                                                 ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $  1,139,834 $  131,208,131   --    $  132,347,965
  Austria.....................           --      5,362,583   --         5,362,583
  Belgium.....................      910,116     24,206,053   --        25,116,169
  Canada......................  260,675,731             --   --       260,675,731
  Denmark.....................           --     34,804,924   --        34,804,924
  Finland.....................           --     23,896,533   --        23,896,533
  France......................   18,458,281    212,927,118   --       231,385,399
  Germany.....................   38,219,209    173,819,453   --       212,038,662
  Greece......................           --      3,614,999   --         3,614,999
  Hong Kong...................           --     34,287,686   --        34,287,686
  Ireland.....................    3,053,705      1,419,128   --         4,472,833
  Israel......................    1,065,619      7,227,943   --         8,293,562
  Italy.......................    3,100,689     38,894,050   --        41,994,739
  Japan.......................   52,866,623    363,152,213   --       416,018,836
  Netherlands.................    3,981,542     74,366,071   --        78,347,613
  New Zealand.................           --      1,932,797   --         1,932,797
  Norway......................           --     22,458,592   --        22,458,592
  Portugal....................           --      2,635,912   --         2,635,912
  Singapore...................           --     20,752,992   --        20,752,992
  Spain.......................   20,315,564     58,782,851   --        79,098,415
  Sweden......................    1,928,667     61,018,860   --        62,947,527
  Switzerland.................   12,654,025    113,243,653   --       125,897,678
  United Kingdom..............  168,816,861    172,929,566   --       341,746,427
Rights/Warrants...............
  Denmark.....................           --              4   --                 4
  Portugal....................       20,823             --   --            20,823
  Spain.......................      136,783             --   --           136,783
Temporary Cash Investments....           --      7,379,000   --         7,379,000
Securities Lending Collateral.           --    104,963,441   --       104,963,441
                               ------------ --------------   --    --------------
TOTAL......................... $587,344,072 $1,695,284,553   --    $2,282,628,625
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                Shares     Value++    of Net Assets**
                                               --------- ------------ ---------------
COMMON STOCKS -- (94.1%)......................
AUSTRALIA -- (4.8%)...........................
  Australia & New Zealand Banking Group, Ltd..   100,764 $  2,684,067      0.2%
  Commonwealth Bank of Australia..............    51,776    3,056,469      0.2%
  National Australia Bank, Ltd................   116,616    3,471,968      0.3%
  Westpac Banking Corp........................   116,777    3,188,014      0.3%
  Other Securities............................             48,678,606      4.0%
                                                         ------------      ----
TOTAL AUSTRALIA...............................             61,079,124      5.0%
                                                         ------------      ----

AUSTRIA -- (0.4%).............................
  Other Securities............................              5,463,948      0.4%
                                                         ------------      ----

BELGIUM -- (0.9%).............................
  Other Securities............................             12,105,517      1.0%
                                                         ------------      ----

BRAZIL -- (2.0%)..............................
  Petroleo Brasileiro SA ADR..................    81,691    3,049,525      0.3%
  Other Securities............................             22,426,528      1.8%
                                                         ------------      ----
TOTAL BRAZIL..................................             25,476,053      2.1%
                                                         ------------      ----

CANADA -- (8.1%)..............................
  Bank of Montreal............................    32,999    2,167,265      0.2%
  Royal Bank of Canada........................    39,374    2,480,252      0.2%
  Suncor Energy, Inc..........................    90,588    4,175,387      0.3%
  Teck Resources, Ltd. Class B................    43,200    2,348,228      0.2%
  Toronto Dominion Bank.......................    48,900    4,233,883      0.4%
  Other Securities............................             88,223,326      7.2%
                                                         ------------      ----
TOTAL CANADA..................................            103,628,341      8.5%
                                                         ------------      ----

CHILE -- (0.6%)...............................
  Other Securities............................              7,342,949      0.6%
                                                         ------------      ----

CHINA -- (4.5%)...............................
  Bank of China, Ltd.......................... 3,869,800    2,146,864      0.2%
  China Construction Bank Corp................ 3,488,200    3,307,554      0.3%
  China Mobile, Ltd. Sponsored ADR............    58,300    2,687,047      0.2%
  Other Securities............................             49,743,051      4.0%
                                                         ------------      ----
TOTAL CHINA...................................             57,884,516      4.7%
                                                         ------------      ----

COLOMBIA -- (0.0%)............................
  Other Securities............................                222,211      0.0%
                                                         ------------      ----

CZECH REPUBLIC -- (0.1%)......................
  Other Securities............................                826,744      0.1%
                                                         ------------      ----

DENMARK -- (0.7%).............................
  Other Securities............................              8,562,842      0.7%
                                                         ------------      ----

EGYPT -- (0.0%)...............................
  Other Securities............................                 58,104      0.0%
                                                         ------------      ----

FINLAND -- (1.1%).............................
  Other Securities............................             13,737,362      1.1%
                                                         ------------      ----

FRANCE -- (6.1%)..............................
  BNP Paribas SA..............................    53,605    4,237,723      0.3%
  Cie de Saint-Gobain SA......................    34,156    2,356,754      0.2%
  GDF Suez SA.................................    69,299    2,833,590      0.2%
  *Sanofi-Aventis SA..........................    41,470    3,280,988      0.3%
  #Schneider Electric SA......................    15,365    2,714,583      0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------- ------------ ---------------
 FRANCE -- (Continued)...................
   Societe Generale Paris SA.............  34,508 $  2,306,097       0.2%
   Total SA Sponsored ADR................  69,519    4,465,205       0.4%
   Vivendi SA............................  69,925    2,192,496       0.2%
   Other Securities......................           52,953,391       4.3%
                                                  ------------      -----
 TOTAL FRANCE............................           77,340,827       6.3%
                                                  ------------      -----

 GERMANY -- (4.6%).......................
   Allianz SE............................  16,512    2,594,223       0.2%
   Bayerische Motoren Werke AG...........  25,204    2,372,926       0.2%
   *Daimler AG...........................  47,873    3,699,936       0.3%
   Deutsche Bank AG (D18190898)..........  40,050    2,616,066       0.2%
   E.ON AG...............................  97,681    3,338,656       0.3%
   Other Securities......................           43,739,798       3.6%
                                                  ------------      -----
 TOTAL GERMANY...........................           58,361,605       4.8%
                                                  ------------      -----

 GREECE -- (0.5%)........................
   Other Securities......................            5,820,197       0.5%
                                                  ------------      -----

 HONG KONG -- (1.7%).....................
   Other Securities......................           21,833,743       1.8%
                                                  ------------      -----

 HUNGARY -- (0.1%).......................
   Other Securities......................            1,457,092       0.1%
                                                  ------------      -----

 INDIA -- (2.3%).........................
   Other Securities......................           28,968,301       2.4%
                                                  ------------      -----

 INDONESIA -- (0.8%).....................
   Other Securities......................           10,193,253       0.8%
                                                  ------------      -----

 IRELAND -- (0.4%).......................
   Other Securities......................            5,218,037       0.4%
                                                  ------------      -----

 ISRAEL -- (0.5%)........................
   Other Securities......................            6,600,038       0.5%
                                                  ------------      -----

 ITALY -- (1.8%).........................
   Other Securities......................           23,384,294       1.9%
                                                  ------------      -----

 JAPAN -- (12.5%)........................
   Sumitomo Mitsui Financial Group, Inc..  74,339    2,309,108       0.2%
   #Toyota Motor Corp. Sponsored ADR.....  44,064    3,511,020       0.3%
   Other Securities......................          153,510,748      12.5%
                                                  ------------      -----
 TOTAL JAPAN.............................          159,330,876      13.0%
                                                  ------------      -----

 MALAYSIA -- (0.8%)......................
   Other Securities......................           10,420,325       0.9%
                                                  ------------      -----

 MEXICO -- (1.0%)........................
   Other Securities......................           13,310,249       1.1%
                                                  ------------      -----

 NETHERLANDS -- (1.9%)...................
   *ING Groep NV Sponsored ADR........... 263,004    3,469,023       0.3%
   Other Securities......................           20,457,305       1.7%
                                                  ------------      -----
 TOTAL NETHERLANDS.......................           23,926,328       2.0%
                                                  ------------      -----

 NEW ZEALAND -- (0.2%)...................
   Other Securities......................            2,126,261       0.2%
                                                  ------------      -----

 NORWAY -- (0.9%)........................
   Other Securities......................           11,085,720       0.9%
                                                  ------------      -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------- ----------- ---------------
  PERU -- (0.0%).........................
    Other Securities.....................         $   229,245      0.0%
                                                  -----------      ----

  PHILIPPINES -- (0.2%)..................
    Other Securities.....................           2,912,238      0.2%
                                                  -----------      ----

  POLAND -- (0.5%).......................
    Other Securities.....................           5,826,429      0.5%
                                                  -----------      ----

  PORTUGAL -- (0.3%).....................
    Other Securities.....................           3,710,584      0.3%
                                                  -----------      ----

  RUSSIA -- (0.8%).......................
    Gazprom OAO Sponsored ADR............ 257,980   4,371,147      0.4%
    Other Securities.....................           5,298,446      0.4%
                                                  -----------      ----
  TOTAL RUSSIA...........................           9,669,593      0.8%
                                                  -----------      ----

  SINGAPORE -- (1.1%)....................
    Other Securities.....................          14,514,521      1.2%
                                                  -----------      ----

  SOUTH AFRICA -- (1.8%).................
    Other Securities.....................          22,453,338      1.8%
                                                  -----------      ----

  SOUTH KOREA -- (3.8%)..................
    Samsung Electronics Co., Ltd.........   3,524   2,943,529      0.2%
    Other Securities.....................          45,328,747      3.7%
                                                  -----------      ----
  TOTAL SOUTH KOREA......................          48,272,276      3.9%
                                                  -----------      ----

  SPAIN -- (1.8%)........................
    Banco Santander SA................... 203,200   2,594,965      0.2%
    Other Securities.....................          20,126,063      1.7%
                                                  -----------      ----
  TOTAL SPAIN............................          22,721,028      1.9%
                                                  -----------      ----

  SWEDEN -- (2.2%).......................
    Other Securities.....................          28,637,579      2.3%
                                                  -----------      ----

  SWITZERLAND -- (4.6%)..................
    Credit Suisse Group AG...............  54,208   2,467,368      0.2%
    Credit Suisse Group AG Sponsored ADR.  55,982   2,546,621      0.2%
    Holcim, Ltd. AG......................  31,260   2,723,747      0.2%
    Novartis AG ADR......................  81,000   4,792,770      0.4%
    *UBS AG ADR.......................... 128,000   2,560,000      0.2%
    Zurich Financial Services AG.........  14,406   4,050,660      0.3%
    Other Securities.....................          40,005,847      3.3%
                                                  -----------      ----
  TOTAL SWITZERLAND......................          59,147,013      4.8%
                                                  -----------      ----

  TAIWAN -- (2.9%).......................
    Other Securities.....................          37,507,902      3.1%
                                                  -----------      ----

  THAILAND -- (0.5%).....................
    Other Securities.....................           6,823,314      0.6%
                                                  -----------      ----

  TURKEY -- (0.5%).......................
    Other Securities.....................           6,930,028      0.6%
                                                  -----------      ----

  UNITED KINGDOM -- (13.8%)..............
    Anglo American P.L.C.................  83,163   4,359,302      0.4%
    Barclays P.L.C....................... 504,400   2,397,912      0.2%
    BP P.L.C. Sponsored ADR.............. 173,823   8,020,193      0.6%
    HSBC Holdings P.L.C.................. 333,538   3,638,181      0.3%
    HSBC Holdings P.L.C. Sponsored ADR... 131,675   7,172,337      0.6%
    Royal Dutch Shell P.L.C. ADR......... 143,824  11,270,049      0.9%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                         Shares        Value++ of Net Assets**
                                         ------        -----   ---------------
 UNITED KINGDOM -- (Continued).........
   *Royal Dutch Shell P.L.C. Series B..  59,695 $    2,323,862       0.2%
   SABmiller P.L.C.....................  64,455      2,407,893       0.2%
   Standard Chartered P.L.C............ 158,961      4,417,801       0.4%
   Vodafone Group P.L.C. Sponsored ADR. 290,342      8,454,759       0.7%
   Xstrata P.L.C....................... 176,940      4,538,334       0.4%
   Other Securities....................            117,719,920       9.6%
                                                --------------      -----
 TOTAL UNITED KINGDOM..................            176,720,543      14.5%
                                                --------------      -----

 UNITED STATES -- (0.0%)...............
   Other Securities....................                173,488       0.0%
                                                --------------      -----
 TOTAL COMMON STOCKS...................          1,202,013,976      98.3%
                                                --------------      -----
 PREFERRED STOCKS -- (1.4%)............
 BRAZIL -- (1.4%)......................
   Petroleo Brasileiro SA ADR.......... 110,500      3,687,385       0.3%
   Other Securities....................             13,969,149       1.1%
                                                --------------      -----
 TOTAL BRAZIL..........................             17,656,534       1.4%
                                                --------------      -----
 TOTAL PREFERRED STOCKS................             17,656,534       1.4%
                                                --------------      -----
 RIGHTS/WARRANTS -- (0.0%).............
 BELGIUM -- (0.0%).....................
   Other Securities....................                    334       0.0%
                                                --------------      -----

 BRAZIL -- (0.0%)......................
   Other Securities....................                     34       0.0%
                                                --------------      -----

 CHINA -- (0.0%).......................
   Other Securities....................                     --       0.0%
                                                --------------      -----

 GERMANY -- (0.0%).....................
   Other Securities....................                 25,642       0.0%
                                                --------------      -----

 GREECE -- (0.0%)......................
   Other Securities....................                    191       0.0%
                                                --------------      -----

 PORTUGAL -- (0.0%)....................
   Other Securities....................                 17,294       0.0%
                                                --------------      -----

 SINGAPORE -- (0.0%)...................
   Other Securities....................                 24,405       0.0%
                                                --------------      -----

 SPAIN -- (0.0%).......................
   Other Securities....................                 13,408       0.0%
                                                --------------      -----

 TAIWAN -- (0.0%)......................
   Other Securities....................                  6,863       0.0%
                                                --------------      -----

 THAILAND -- (0.0%)....................
   Other Securities....................                 25,605       0.0%
                                                --------------      -----

 UNITED KINGDOM -- (0.0%)..............
   Other Securities....................                    273       0.0%
                                                --------------      -----
 TOTAL RIGHTS/WARRANTS.................                114,049       0.0%
                                                --------------      -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Face                         Percentage
                                                                      Amount            Value+ of Net Assets**
                                                                      ------            -----  ---------------
                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,............
    05/02/11 (Collateralized by $4,395,000 FNMA 2.24%, 07/06/15,....
    valued at $4,504,875) to be repurchased at $4,438,070...........     $4,438     $4,438,000       0.4%
                                                                                --------------     ------

                                                                      Shares/
                                                                       Face
                                                                      Amount
                                                                     ----------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (4.1%).............................
(S)@DFA Short Term Investment Fund.................................. 47,189,567     47,189,567       3.9%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,.......
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r),...........
  06/01/35, valued at $5,520,694)## to be repurchased at $5,412,463.     $5,412      5,412,445       0.4%
                                                                                --------------     ------
TOTAL SECURITIES LENDING COLLATERAL.................................                52,602,012       4.3%
                                                                                --------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $935,377,439)................................................            $1,276,824,571     104.4%
                                                                                ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                         Valuation Inputs
                          ----------------------------------------------

                             Investment in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks....
          Australia...... $  2,716,356 $ 58,362,768   --    $ 61,079,124
          Austria........           --    5,463,948   --       5,463,948
          Belgium........    1,485,526   10,619,991   --      12,105,517
          Brazil.........   25,476,053           --   --      25,476,053
          Canada.........  103,628,341           --   --     103,628,341
          Chile..........    7,342,949           --   --       7,342,949
          China..........    9,516,614   48,367,902   --      57,884,516
          Colombia.......      222,211           --   --         222,211
          Czech Republic.           --      826,744   --         826,744
          Denmark........      437,231    8,125,611   --       8,562,842
          Egypt..........           --       58,104   --          58,104
          Finland........      299,341   13,438,021   --      13,737,362
          France.........    9,840,052   67,500,775   --      77,340,827
          Germany........    8,246,221   50,115,384   --      58,361,605
          Greece.........      787,092    5,033,105   --       5,820,197
          Hong Kong......       72,702   21,761,041   --      21,833,743
          Hungary........       80,784    1,376,308   --       1,457,092
          India..........    2,032,431   26,935,870   --      28,968,301
          Indonesia......      183,549   10,009,704   --      10,193,253
          Ireland........    1,261,621    3,956,416   --       5,218,037
          Israel.........    1,951,195    4,648,843   --       6,600,038
          Italy..........    2,055,935   21,328,359   --      23,384,294
          Japan..........   13,928,521  145,402,355   --     159,330,876
          Malaysia.......      237,712   10,182,613   --      10,420,325

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                               Valuation Inputs
                               ------------------------------------------------

                                   Investment in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
  Mexico...................... $ 13,310,249           --   --    $   13,310,249
  Netherlands.................    8,321,378 $ 15,604,950   --        23,926,328
  New Zealand.................       31,428    2,094,833   --         2,126,261
  Norway......................      704,266   10,381,454   --        11,085,720
  Peru........................      229,245           --   --           229,245
  Philippines.................      100,556    2,811,682   --         2,912,238
  Poland......................           --    5,826,429   --         5,826,429
  Portugal....................        4,110    3,706,474   --         3,710,584
  Russia......................      130,722    9,538,871   --         9,669,593
  Singapore...................           --   14,514,521   --        14,514,521
  South Africa................    3,607,037   18,846,301   --        22,453,338
  South Korea.................    4,297,105   43,975,171   --        48,272,276
  Spain.......................    8,758,489   13,962,539   --        22,721,028
  Sweden......................    1,432,556   27,205,023   --        28,637,579
  Switzerland.................   11,851,633   47,295,380   --        59,147,013
  Taiwan......................      469,328   37,038,574   --        37,507,902
  Thailand....................    6,823,314           --   --         6,823,314
  Turkey......................      105,907    6,824,121   --         6,930,028
  United Kingdom..............   47,655,689  129,064,854   --       176,720,543
  United States...............      173,488           --   --           173,488
Preferred Stocks..............
  Brazil......................   17,656,534           --   --        17,656,534
Rights/Warrants...............
  Belgium.....................          209          125   --               334
  Brazil......................           34           --   --                34
  China.......................           --           --   --                --
  Germany.....................       25,642           --   --            25,642
  Greece......................           --          191   --               191
  Portugal....................       17,294           --   --            17,294
  Singapore...................       24,405           --   --            24,405
  Spain.......................       12,625          783   --            13,408
  Taiwan......................           --        6,863   --             6,863
  Thailand....................           --       25,605   --            25,605
  United Kingdom..............           --          273   --               273
Temporary Cash Investments....           --    4,438,000   --         4,438,000
Securities Lending Collateral.           --   52,602,012   --        52,602,012
                               ------------ ------------   --    --------------
TOTAL......................... $317,545,680 $959,278,891   --    $1,276,824,571
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                       Tax-Managed
                                                                     U.S. Marketwide  Tax-Managed      Tax-Managed
                                                                          Value       U.S. Equity  U.S. Targeted Value
                                                                        Portfolio      Portfolio        Portfolio
                                                                     --------------- ------------  -------------------
ASSETS:.............................................................
Investments in Affiliated Investment Companies at Value.............  $  2,337,582             --               --
Investments at Value (including $0, $165,116, $253,691 and $161,206
 of securities on loan, respectively)...............................            --   $  1,520,567     $  2,613,089
Temporary Cash Investments at Value & Cost..........................            --          6,182            8,071
Collateral Received from Securities on Loan at Value & Cost.........            --            488              762
Affiliated Collateral Received from Securities on Loan at Value &
 Cost...............................................................            --        169,297          264,515
Receivables:........................................................
  Investment Securities Sold/Affiliated Investment Companies Sold...           545            151                8
  Dividends and Interest............................................            --          1,451              602
  Securities Lending Income.........................................            --             39              109
  Fund Shares Sold..................................................         1,087            873            1,325
Prepaid Expenses and Other Assets...................................            31             38               37
                                                                      ------------   ------------     ------------
    Total Assets....................................................     2,339,245      1,699,086        2,888,518
                                                                      ------------   ------------     ------------
LIABILITIES:........................................................
Payables:...........................................................
  Upon Return of Securities Loaned..................................            --        169,785          265,277
  Investment Securities Purchased/Affiliated Investment Companies
   Purchased........................................................            --             12              588
  Fund Shares Redeemed..............................................         1,632            522            1,935
  Due to Advisor....................................................           285            243              900
Accrued Expenses and Other Liabilities..............................            84            111              125
                                                                      ------------   ------------     ------------
    Total Liabilities...............................................         2,001        170,673          268,825
                                                                      ------------   ------------     ------------
NET ASSETS..........................................................  $  2,337,244   $  1,528,413     $  2,619,693
                                                                      ============   ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   139,669,596    103,212,928      110,964,163
                                                                      ============   ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE                                                                $      16.73   $      14.81     $      23.61
                                                                      ============   ============     ============
Investments in Affiliated Investment Companies at Cost..............  $  1,816,795   $         --     $         --
                                                                      ------------   ------------     ------------
Investments at Cost.................................................  $         --   $    937,966     $  1,854,621
                                                                      ------------   ------------     ------------
NET ASSETS CONSIST OF:..............................................
Paid-In Capital.....................................................  $  1,959,310   $  1,408,274     $  1,968,183
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................         3,601          3,010              913
Accumulated Net Realized Gain (Loss)................................      (146,454)      (465,472)        (107,871)
Net Unrealized Appreciation (Depreciation)..........................       520,787        582,601          758,468
                                                                      ------------   ------------     ------------
NET ASSETS..........................................................  $  2,337,244   $  1,528,413     $  2,619,693
                                                                      ============   ============     ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   700,000,000    500,000,000      700,000,000
                                                                      ============   ============     ============

                                                                      Tax-Managed
                                                                     U.S. Small Cap
                                                                       Portfolio
                                                                     --------------
ASSETS:.............................................................
Investments in Affiliated Investment Companies at Value.............            --
Investments at Value (including $0, $165,116, $253,691 and $161,206 of securities on loan, respectively)...............................  $  1,391,873
Temporary Cash Investments at Value & Cost..........................         7,379
Collateral Received from Securities on Loan at Value & Cost.........           482
Affiliated Collateral Received from Securities on Loan at Value &
 Cost...............................................................       167,393
Receivables:........................................................
  Investment Securities Sold/Affiliated Investment Companies Sold...            74
  Dividends and Interest............................................           335
  Securities Lending Income.........................................           118
  Fund Shares Sold..................................................           441
Prepaid Expenses and Other Assets...................................            30
                                                                      ------------
    Total Assets....................................................     1,568,125
                                                                      ------------
LIABILITIES:........................................................
Payables:...........................................................
  Upon Return of Securities Loaned..................................       167,875
  Investment Securities Purchased/Affiliated Investment Companies
   Purchased........................................................           136
  Fund Shares Redeemed..............................................           683
  Due to Advisor....................................................           569
Accrued Expenses and Other Liabilities..............................            82
                                                                      ------------
    Total Liabilities...............................................       169,345
                                                                      ------------
NET ASSETS..........................................................  $  1,398,780
                                                                      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    54,882,302
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE                                                                $      25.49
                                                                      ============
Investments in Affiliated Investment Companies at Cost..............  $         --
                                                                      ------------
Investments at Cost.................................................  $    837,277
                                                                      ------------
NET ASSETS CONSIST OF:..............................................
Paid-In Capital.....................................................  $  1,029,343
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................           897
Accumulated Net Realized Gain (Loss)................................      (186,056)
Net Unrealized Appreciation (Depreciation)..........................       554,596
                                                                      ------------
NET ASSETS..........................................................  $  1,398,780
                                                                      ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000
                                                                      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                           T.A. U.S.       Tax-Managed
                                                                                             Core       DFA International
                                                                                           Equity 2           Value
                                                                                           Portfolio        Portfolio
                                                                                        --------------  -----------------
ASSETS:................................................................................
Investments at Value (including $189,381, $94,299 and $46,504 of securities on loan,
 respectively)......................................................................... $    2,606,359    $  2,170,286
Temporary Cash Investments at Value & Cost.............................................         14,288           7,379
Collateral Received from Securities on Loan at Value & Cost............................            564           2,789
Affiliated Collateral Received from Securities on Loan at Value & Cost.................        195,886         102,175
Foreign Currencies at Value............................................................             --           4,973
Cash...................................................................................             --              15
Receivables:
  Investment Securities Sold...........................................................             --             244
  Dividends, Interest and Tax Reclaims.................................................          2,039          11,114
  Securities Lending Income............................................................            122             379
  Fund Shares Sold.....................................................................          1,466           1,571
Unrealized Gain on Foreign Currency Contracts..........................................             --              51
Prepaid Expenses and Other Assets......................................................             55              48
                                                                                        --------------    ------------
  Total Assets.........................................................................      2,820,779       2,301,024
                                                                                        --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        196,450         104,964
  Investment Securities Purchased......................................................          4,962           8,590
  Fund Shares Redeemed.................................................................          1,725           1,017
  Due to Advisor.......................................................................            467             875
Unrealized Loss on Foreign Currency Contracts..........................................             --               4
Deferred Thailand Capital Gains Tax....................................................             --              --
Accrued Expenses and Other Liabilities.................................................            134             115
                                                                                        --------------    ------------
  Total Liabilities....................................................................        203,738         115,565
                                                                                        --------------    ------------
NET ASSETS............................................................................. $    2,617,041    $  2,185,459
                                                                                        ==============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    265,985,788     131,992,139
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $         9.84    $      16.56
                                                                                        ==============    ============
Investments at Cost.................................................................... $    1,875,014    $  1,757,110
                                                                                        ==============    ============
Foreign Currencies at Cost............................................................. $           --    $      4,866
                                                                                        --------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    1,901,976    $  1,805,615
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)           4,192          16,800
Accumulated Net Realized Gain (Loss)...................................................        (20,472)        (50,588)
Deferred Thailand Capital Gains Tax....................................................             --              --
Net Unrealized Foreign Exchange Gain (Loss)............................................             --             349
Net Unrealized Appreciation (Depreciation).............................................        731,345         413,283
                                                                                        --------------    ------------
NET ASSETS............................................................................. $    2,617,041    $  2,185,459
                                                                                        ==============    ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  1,000,000,000     700,000,000
                                                                                        ==============    ============

                                                                                         T.A. World
                                                                                        ex U.S. Core
                                                                                           Equity
                                                                                         Portfolio
                                                                                        ------------
ASSETS:................................................................................
Investments at Value (including $189,381, $94,299 and $46,504 of securities on loan, respectively)......................................................................... $  1,219,784
Temporary Cash Investments at Value & Cost.............................................        4,438
Collateral Received from Securities on Loan at Value & Cost............................        5,412
Affiliated Collateral Received from Securities on Loan at Value & Cost.................       47,190
Foreign Currencies at Value............................................................        2,917
Cash...................................................................................          352
Receivables:
  Investment Securities Sold...........................................................          118
  Dividends, Interest and Tax Reclaims.................................................        4,852
  Securities Lending Income............................................................          113
  Fund Shares Sold.....................................................................          912
Unrealized Gain on Foreign Currency Contracts..........................................           52
Prepaid Expenses and Other Assets......................................................           20
                                                                                        ------------
  Total Assets.........................................................................    1,286,160
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................       52,602
  Investment Securities Purchased......................................................        8,778
  Fund Shares Redeemed.................................................................          733
  Due to Advisor.......................................................................          393
Unrealized Loss on Foreign Currency Contracts..........................................           --
Deferred Thailand Capital Gains Tax....................................................          405
Accrued Expenses and Other Liabilities.................................................           60
                                                                                        ------------
  Total Liabilities....................................................................       62,971
                                                                                        ------------
NET ASSETS............................................................................. $  1,223,189
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  116,698,366
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      10.48
                                                                                        ============
Investments at Cost.................................................................... $    878,337
                                                                                        ============
Foreign Currencies at Cost............................................................. $      2,852
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    877,927
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)         6,924
Accumulated Net Realized Gain (Loss)...................................................       (2,856)
Deferred Thailand Capital Gains Tax....................................................         (405)
Net Unrealized Foreign Exchange Gain (Loss)............................................           87
Net Unrealized Appreciation (Depreciation).............................................      341,512
                                                                                        ------------
NET ASSETS............................................................................. $  1,223,189
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  500,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                    Tax-Managed
                                                                  U.S. Marketwide Tax-Managed     Tax-Managed
                                                                       Value      U.S. Equity U.S. Targeted Value
                                                                    Portfolio*    Portfolio**      Portfolio
-                                                                 --------------- ----------- -------------------
Investment Income
 Dividends.......................................................     $ 17,519      $ 12,676        $ 12,940
 Interest........................................................            5             3               7
 Income from Securities Lending..................................          528           157             642
 Expenses Allocated from Affiliated Investment Companies.........       (2,305)         (307)             --
                                                                     ---------     ---------       ---------
     Total Investment Income.....................................       15,747        12,529          13,589
                                                                     ---------     ---------       ---------
Expenses
 Investment Advisory Services Fees...............................           --           125           5,111
 Administrative Services Fees....................................        1,603         1,059              --
 Accounting & Transfer Agent Fees................................           19            39             137
 Custodian Fees..................................................           --             6              28
 Filing Fees.....................................................           16            17              21
 Shareholders' Reports...........................................           21            13              23
 Directors'/Trustees' Fees & Expenses............................           13             9              15
 Professional Fees...............................................           13            10              27
 Other...........................................................            9             8              15
                                                                     ---------     ---------       ---------
     Total Expenses..............................................        1,694         1,286           5,377
                                                                     ---------     ---------       ---------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).................................           --           (54)             --
                                                                     ---------     ---------       ---------
 Net Expenses....................................................        1,694         1,232           5,377
                                                                     ---------     ---------       ---------
 Net Investment Income (Loss)....................................       14,053        11,297           8,212
                                                                     ---------     ---------       ---------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold....................................       95,955        13,101         104,507
 Change in Unrealized Appreciation (Depreciation) of: Investment
   Securities....................................................      314,052       202,083         403,087
                                                                     ---------     ---------       ---------
 Net Realized and Unrealized Gain (Loss).........................      410,007       215,184         507,594
                                                                     ---------     ---------       ---------
Net Increase (Decrease) in Net Assets Resulting from Operations      $ 424,060     $ 226,481       $ 515,806
                                                                     =========     =========       =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** For the period November 1, 2010 through February 27, 2011, Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                            T.A. U.S.    Tax-Managed    T.A. World
                                                              Tax-Managed     Core    DFA International   ex U.S.
                                                             U.S. Small Cap Equity 2        Value       Core Equity
                                                               Portfolio    Portfolio     Portfolio      Portfolio
-                                                            -------------- --------- ----------------- -----------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,759
   and $1,090, respectively)................................    $  6,969    $  17,723     $ 31,322       $ 13,402
 Interest...................................................           3            7            5              4
 Income from Securities Lending.............................         669          685          793            389
                                                                --------    ---------     --------       --------
     Total Investment Income................................       7,641       18,415       32,120         13,795
                                                                --------    ---------     --------       --------
Expenses
 Investment Advisory Services Fees..........................       3,213        2,580        4,968          2,158
 Accounting & Transfer Agent Fees...........................          77          131          116             68
 Custodian Fees.............................................          29           25          174            225
 Filing Fees................................................          14           48           25             23
 Shareholders' Reports......................................          15           14           22              8
 Directors'/Trustees' Fees & Expenses.......................           8           13           12              6
 Professional Fees..........................................          15           24           25             13
 Other......................................................          10           17           24             12
                                                                --------    ---------     --------       --------
     Total Expenses.........................................       3,381        2,852        5,366          2,513
                                                                --------    ---------     --------       --------
 Net Investment Income (Loss)...............................       4,260       15,563       26,754         11,282
                                                                --------    ---------     --------       --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...............................
   Investment Securities Sold...............................      35,717       18,860       47,986          2,950
   Foreign Currency Transactions............................          --           --          541             18**
 Change in Unrealized Appreciation (Depreciation) of:.......
   Investment Securities and Foreign Currency...............     242,295      405,568      202,376        125,225
   Translation of Foreign Currency Denominated Amounts......          --           --           95             19
 Change in Deferred Thailand Capital Gains Tax..............          --           --           --            (89)
                                                                --------    ---------     --------       --------
 Net Realized and Unrealized Gain (Loss)....................     278,012      424,428      250,998        128,123
                                                                --------    ---------     --------       --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                    $282,272    $ 439,991     $277,752       $139,405
                                                                ========    =========     ========       ========

--------
** Net of foreign capital gain taxes withheld of $28.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Tax-Managed             Tax-Managed             Tax-Managed
                                             U.S. Marketwide           U.S. Equity            U.S. Targeted
                                             Value Portfolio            Portfolio            Value Portfolio
                                         ----------------------  ----------------------  ----------------------
                                         Six Months     Year     Six Months     Year     Six Months     Year
                                            Ended      Ended        Ended      Ended        Ended      Ended
                                          April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                            2011        2010        2011        2010        2011        2010
                                         ----------- ----------  ----------- ----------  ----------- ----------
                                         (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets.......
Operations:.............................
  Net Investment Income (Loss).......... $   14,053  $   22,147  $   11,297  $   20,760  $    8,212  $   12,550
  Net Realized Gain (Loss) on:..........
   Investment Securities Sold/
    Affiliated Investment Companies
    Sold................................     95,955      46,870      13,101      15,809     104,507      56,917
  Change in Unrealized Appreciation
   (Depreciation) of:...................
   Investment Securities/Affiliated
    Investment Companies................    314,052     259,723     202,083     166,587     403,087     413,304
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    424,060     328,740     226,481     203,156     515,806     482,771
                                         ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.................    (14,527)    (21,400)    (11,257)    (20,546)     (9,293)    (11,978)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.................    (14,527)    (21,400)    (11,257)    (20,546)     (9,293)    (11,978)
                                         ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    190,314     286,942     123,165     166,739     177,290     328,291
  Shares Issued in Lieu of Cash
   Distributions........................     14,131      20,721      10,102      18,269       9,196      11,860
  Shares Redeemed.......................   (173,675)   (336,318)   (106,314)   (222,831)   (218,852)   (365,741)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........     30,770     (28,655)     26,953     (37,823)    (32,366)    (25,590)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    440,303     278,685     242,177     144,787     474,147     445,203
Net Assets
  Beginning of Period...................  1,896,941   1,618,256   1,286,236   1,141,449   2,145,546   1,700,343
                                         ----------  ----------  ----------  ----------  ----------  ----------
  End of Period......................... $2,337,244  $1,896,941  $1,528,413  $1,286,236  $2,619,693  $2,145,546
                                         ==========  ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:.........
  Shares Issued.........................     12,332      22,307       8,914      14,029       8,160      18,930
  Shares Issued in Lieu of Cash
   Distributions........................        941       1,652         743       1,572         439         718
  Shares Redeemed.......................    (11,246)    (25,704)     (7,721)    (18,671)    (10,043)    (20,863)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      2,027      (1,745)      1,936      (3,070)     (1,444)     (1,215)
                                         ==========  ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)                  $    3,601  $    4,075  $    3,010  $    2,970  $      913  $    1,994

                                               Tax-Managed
                                             U.S. Small Cap
                                                Portfolio
                                         ----------------------
                                         Six Months     Year
                                            Ended      Ended
                                          April 30,   Oct. 31,
                                            2011        2010
                                         ----------- ----------
                                         (Unaudited)
Increase (Decrease) in Net Assets.......
Operations:.............................
  Net Investment Income (Loss).......... $    4,260  $    6,195
  Net Realized Gain (Loss) on:..........
   Investment Securities Sold/
    Affiliated Investment Companies
    Sold................................     35,717      10,163
  Change in Unrealized Appreciation
   (Depreciation) of:...................
   Investment Securities/Affiliated
    Investment Companies................    242,295     232,642
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    282,272     249,000
                                         ----------  ----------
Distributions From:
  Net Investment Income.................     (4,647)     (5,779)
                                         ----------  ----------
    Total Distributions.................     (4,647)     (5,779)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................     92,218     130,939
  Shares Issued in Lieu of Cash
   Distributions........................      4,532       5,630
  Shares Redeemed.......................   (117,089)   (195,441)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    (20,339)    (58,872)
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    257,286     184,349
Net Assets
  Beginning of Period...................  1,141,494     957,145
                                         ----------  ----------
  End of Period......................... $1,398,780  $1,141,494
                                         ==========  ==========
(1) Shares Issued and Redeemed:.........
  Shares Issued.........................      3,939       7,077
  Shares Issued in Lieu of Cash
   Distributions........................        199         316
  Shares Redeemed.......................     (5,027)    (10,485)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       (889)     (3,092)
                                         ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)                  $      897  $    1,284

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                      T.A. U.S.              Tax-Managed
                                                                    Core Equity 2         DFA International
                                                                      Portfolio            Value Portfolio
-                                                              ----------------------  ----------------------
                                                               Six Months     Year     Six Months     Year
                                                                  Ended      Ended        Ended      Ended
                                                                April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                  2011        2010        2011        2010
                                                               ----------- ----------  ----------- ----------
-                                                              (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:...................................................
  Net Investment Income (Loss)................................ $   15,563  $   25,652  $   26,754  $   38,536
  Net Realized Gain (Loss) on:................................
   Investment Securities Sold.................................     18,860      10,530      47,986      70,344
   Foreign Currency Transactions..............................         --          --         541        (238)
  Change in Unrealized Appreciation (Depreciation) of:........
   Investment Securities and Foreign Currency.................    405,568     294,945     202,376      62,443
   Translation of Foreign Currency Denominated Amounts........         --          --          95         180
  Change in Deferred Thailand Capital Gains Tax...............         --          --          --          --
                                                               ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...............................................    439,991     331,127     277,752     171,265
                                                               ----------  ----------  ----------  ----------
  Distributions From:.........................................
   Net Investment Income......................................    (15,680)    (24,397)    (15,066)    (37,438)
                                                               ----------  ----------  ----------  ----------
    Total Distributions.......................................    (15,680)    (24,397)    (15,066)    (37,438)
                                                               ----------  ----------  ----------  ----------
  Capital Share Transactions (1):.............................
   Shares Issued..............................................    340,374     530,605     199,190     318,296
   Shares Issued in Lieu of Cash Distributions................     15,456      24,091      14,710      36,536
   Shares Redeemed............................................   (177,684)   (291,728)   (125,130)   (292,490)
                                                               ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions...    178,146     262,968      88,770      62,342
                                                               ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets...................    602,457     569,698     351,456     196,169
Net Assets
  Beginning of Period.........................................  2,014,584   1,444,886   1,834,003   1,637,834
                                                               ----------  ----------  ----------  ----------
  End of Period............................................... $2,617,041  $2,014,584  $2,185,459  $1,834,003
                                                               ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................................     37,435      69,805      12,907      23,586
  Shares Issued in Lieu of Cash Distributions.................      1,735       3,256         974       2,937
  Shares Redeemed.............................................    (19,405)    (38,265)     (8,136)    (21,720)
                                                               ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.................................................     19,765      34,796       5,745       4,803
                                                               ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                     $    4,192  $    4,309  $   16,800  $    5,112

                                                                      T.A. World
                                                                        ex U.S.
                                                                      Core Equity
                                                                       Portfolio
-                                                              ----------------------
                                                               Six Months       Year
                                                                  Ended        Ended
                                                                April 30,     Oct. 31,
                                                                  2011          2010
                                                               -----------  ---------
-                                                              (Unaudited)
Increase (Decrease) in Net Assets
Operations:...................................................
  Net Investment Income (Loss)................................ $   11,282   $  15,946
  Net Realized Gain (Loss) on:................................
   Investment Securities Sold.................................      2,950       6,739
   Foreign Currency Transactions..............................         18**      (150)**
  Change in Unrealized Appreciation (Depreciation) of:........
   Investment Securities and Foreign Currency.................    125,225     107,287
   Translation of Foreign Currency Denominated Amounts........         19          43
  Change in Deferred Thailand Capital Gains Tax...............        (89)       (215)
                                                               ----------   ---------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...............................................    139,405     129,650
                                                               ----------   ---------
  Distributions From:.........................................
   Net Investment Income......................................     (7,739)    (14,761)
                                                               ----------   ---------
    Total Distributions.......................................     (7,739)    (14,761)
                                                               ----------   ---------
  Capital Share Transactions (1):.............................
   Shares Issued..............................................    185,037     300,733
   Shares Issued in Lieu of Cash Distributions................      7,508      14,432
   Shares Redeemed............................................    (68,021)   (131,783)
                                                               ----------   ---------
    Net Increase (Decrease) from Capital Share Transactions...    124,524     183,382
                                                               ----------   ---------
    Total Increase (Decrease) in Net Assets...................    256,190     298,271
Net Assets
  Beginning of Period.........................................    966,999     668,728
                                                               ----------   ---------
  End of Period............................................... $1,223,189   $ 966,999
                                                               ==========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...............................................     18,949      35,502
  Shares Issued in Lieu of Cash Distributions.................        790       1,825
  Shares Redeemed.............................................     (6,948)    (15,667)
                                                               ----------   ---------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.................................................     12,791      21,660
                                                               ==========   =========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                     $    6,924   $   3,381

--------
** Net of foreign capital gain taxes withheld of $28 and $85, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                 Tax-Managed U.S. Marketwide Value Portfolio
                               --------------------------------------------------------------------------------
                               Six Months     Year       Year       Period        Year       Year       Year
                                 Ended       Ended      Ended       Dec. 1,      Ended      Ended      Ended
                               April 30,    Oct. 31,   Oct. 31,     2007 to     Nov. 30,   Nov. 30,   Nov. 30,
                                  2011        2010       2009    Oct. 31, 2008    2007       2006       2005
---------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period....................      $13.78     $11.61     $10.59       $17.51      $17.67     $15.26     $13.27
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
Income from Investment
 Operations
 Net Investment Income (Loss).     0.10(A)    0.16(A)    0.21(A)      0.27(A)     0.27(A)    0.24(A)       0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        2.96       2.17       1.06       (6.66)      (0.16)       2.39       1.96
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total from Investment
    Operations................        3.06       2.33       1.27       (6.39)        0.11       2.63       2.14
---------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.11)     (0.16)     (0.25)       (0.29)      (0.27)     (0.22)     (0.15)
 Net Realized Gains...........          --         --         --       (0.24)          --         --         --
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total Distributions........      (0.11)     (0.16)     (0.25)       (0.53)      (0.27)     (0.22)     (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................      $16.73     $13.78     $11.61       $10.59      $17.51     $17.67     $15.26
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Total Return..................   22.26%(C)     20.17%     12.54%  (37.53)%(C)       0.54%     17.45%     16.27%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $2,337,244 $1,896,941 $1,618,256   $1,576,757  $2,747,843 $2,505,779 $1,754,320
Ratio of Expenses to Average
 Net Assets................... 0.38%(B)(D)   0.38%(D)   0.40%(D)  0.38%(B)(D)    0.37%(D)   0.38%(D)   0.40%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)...... 0.38%(B)(D)   0.38%(D)   0.40%(D)  0.38%(B)(D)    0.37%(D)   0.38%(D)   0.40%(D)
Ratio of Net Investment
 Income to Average Net Assets     1.33%(B)      1.24%      2.07%     1.93%(B)       1.45%      1.47%      1.35%
Portfolio Turnover Rate.......         N/A        N/A        N/A          N/A         N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------------

                                                      Tax-Managed U.S. Equity Portfolio
                               --------------------------------------------------------------------------------
                               Six Months     Year       Year       Period        Year       Year       Year
                                 Ended       Ended      Ended       Dec. 1,      Ended      Ended      Ended
                               April 30,    Oct. 31,   Oct. 31,     2007 to     Nov. 30,   Nov. 30,   Nov. 30,
                                  2011        2010       2009    Oct. 31, 2008    2007       2006       2005
---------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period....................      $12.70     $10.94     $10.36       $15.57      $14.75     $13.26     $12.23
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
Income from Investment
 Operations
 Net Investment Income (Loss).     0.11(A)    0.20(A)    0.22(A)      0.23(A)     0.25(A)    0.21(A)       0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        2.11       1.76       0.60       (5.19)        0.81       1.47       1.05
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total from Investment
    Operations................        2.22       1.96       0.82       (4.96)        1.06       1.68       1.21
---------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.11)     (0.20)     (0.24)       (0.25)      (0.24)     (0.19)     (0.18)
 Net Realized Gains...........          --         --         --           --          --         --         --
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total Distributions........      (0.11)     (0.20)     (0.24)       (0.25)      (0.24)     (0.19)     (0.18)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................      $14.81     $12.70     $10.94       $10.36      $15.57     $14.75     $13.26
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Total Return..................   17.57%(C)     18.10%      8.30%  (32.30)%(C)       7.23%     12.84%      9.97%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $1,528,413 $1,286,236 $1,141,449   $1,268,330  $1,823,812 $1,487,611   $999,215
Ratio of Expenses to Average
 Net Assets...................  0.22%(B)**   0.22%(D)   0.22%(D)  0.22%(B)(D)    0.22%(D)   0.23%(D)   0.25%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)......  0.23%(B)**   0.23%(D)   0.26%(D)  0.23%(B)(D)    0.23%(D)   0.24%(D)   0.26%(D)
Ratio of Net Investment
 Income to Average Net Assets     1.61%(B)      1.70%      2.24%     1.76%(B)       1.59%      1.55%      1.35%
Portfolio Turnover Rate.......      4%(C)*        N/A        N/A          N/A         N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------------

* For the period February 28, 2011 through April 30, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series. See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Tax-Managed U.S. Targeted Value Portfolio
                              --------------------------------------------------------------------------------------------------
                                Six Months       Year          Year          Period           Year          Year         Year
                                  Ended         Ended         Ended          Dec. 1,         Ended         Ended        Ended
                                April 30,      Oct. 31,      Oct. 31,        2007 to        Nov. 30,      Nov. 30,     Nov. 30,
                                   2011          2010          2009       Oct. 31, 2008       2007          2006         2005
---------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................... $    19.09     $    14.96    $    14.41     $    23.09      $    27.39    $    25.60    $    23.32
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
Income from Investment
 Operations
 Net Investment Income
   (Loss)....................       0.07(A)        0.11(A)       0.14(A)        0.20(A)         0.25(A)       0.22(A)       0.09
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       4.53           4.13          0.60          (7.29)          (1.87)         3.90          2.68
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total from Investment
    Operations...............       4.60           4.24          0.74          (7.09)          (1.62)         4.12          2.77
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.......      (0.08)         (0.11)        (0.19)         (0.18)          (0.24)        (0.19)        (0.10)
 Net Realized Gains..........         --             --            --          (1.41)          (2.44)        (2.14)        (0.39)
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total Distributions.......      (0.08)         (0.11)        (0.19)         (1.59)          (2.68)        (2.33)        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    23.61     $    19.09    $    14.96     $    14.41      $    23.09    $    27.39    $    25.60
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return.................      24.17%(C)      28.43%         5.41%        (32.85)%(C)      (6.58)%       17.70%        12.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $2,619,693     $2,145,546    $1,700,343     $1,662,774      $2,905,694    $3,203,763    $2,634,891
Ratio of Expenses to
 Average Net Assets..........       0.45%(B)       0.45%         0.47%          0.45%(B)        0.47%         0.53%         0.55%
Ratio of Net Investment
 Income to Average Net
 Assets......................       0.68%(B)       0.63%         1.04%          1.07%(B)        0.98%         0.85%         0.39%
Portfolio Turnover Rate......         14%(C)         26%           34%            40%(C)          28%           35%           21%
---------------------------------------------------------------------------------------------------------------------------------

                                                             Tax-Managed U.S. Small Cap Portfolio
                              --------------------------------------------------------------------------------------------------
                                Six Months       Year          Year          Period           Year          Year         Year
                                  Ended         Ended         Ended          Dec. 1,         Ended         Ended        Ended
                                April 30,      Oct. 31,      Oct. 31,        2007 to        Nov. 30,      Nov. 30,     Nov. 30,
                                   2011          2010          2009       Oct. 31, 2008       2007          2006         2005
---------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................... $    20.47     $    16.26    $    15.83     $    25.86      $    26.27    $    22.95    $    20.53
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
Income from Investment
 Operations
 Net Investment Income
   (Loss)....................       0.08(A)        0.11(A)       0.13(A)        0.19(A)         0.18(A)       0.10(A)       0.04
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       5.02           4.20          0.47          (7.87)          (0.42)         3.30          2.42
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total from Investment
    Operations...............       5.10           4.31          0.60          (7.68)          (0.24)         3.40          2.46
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.......      (0.08)         (0.10)        (0.17)         (0.18)          (0.17)        (0.08)        (0.04)
 Net Realized Gains..........         --             --            --          (2.17)             --            --            --
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total Distributions.......      (0.08)         (0.10)        (0.17)         (2.35)          (0.17)        (0.08)        (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    25.49     $    20.47    $    16.26     $    15.83      $    25.86    $    26.27         22.95
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return.................      24.98%(C)      26.61%         3.98%        (32.53)%(C)      (0.94)%       14.88%        11.98%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $1,398,780     $1,141,494    $  957,145     $1,077,395      $1,779,245    $1,653,038    $1,242,288
Ratio of Expenses to
 Average Net Assets..........       0.53%(B)       0.53%         0.55%          0.53%(B)        0.53%         0.53%         0.55%
Ratio of Net Investment
 Income to Average Net
 Assets......................       0.67%(B)       0.58%         0.88%          0.98%(B)        0.65%         0.41%         0.21%
Portfolio Turnover Rate......          9%(C)         27%           28%            39%(C)          31%           22%           15%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   T.A. U.S. Core Equity 2 Portfolio
                               ------------------------------------------------------------------
                                                                          Period            Period
                                 Six Months      Year        Year         Dec. 1,          Oct. 4,
                                   Ended        Ended       Ended         2007 to         2007(a) to
                                 April 30,     Oct. 31,    Oct. 31,      Oct. 31,          Nov. 30,
                                    2011         2010        2009          2008              2007
---------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period.................... $     8.18     $     6.83  $     6.31   $     9.40      $    10.00
                               ----------     ----------  ----------   ----------      ----------
Income from Investment
 Operations...................
 Net Investment Income
   (Loss)(A)..................       0.06           0.11        0.11         0.13            0.02
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       1.66           1.35        0.52        (3.12)          (0.62)
                               ----------     ----------  ----------   ----------      ----------
   Total from Investment
    Operations................       1.72           1.46        0.63        (2.99)          (0.60)
---------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.06)         (0.11)      (0.11)       (0.10)             --
 Net Realized Gains...........         --             --          --           --              --
                               ----------     ----------  ----------   ----------      ----------
   Total Distributions........      (0.06)         (0.11)      (0.11)       (0.10)             --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $     9.84     $     8.18  $     6.83   $     6.31      $     9.40
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Total Return..................      21.13%(C)      21.49%      10.28%      (32.16)%(C)      (6.00)%(C)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,617,041     $2,014,584  $1,444,886   $  585,165      $  106,507
Ratio of Expenses to Average
 Net Assets...................       0.25%(B)       0.25%       0.28%        0.29%(B)        0.30%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)......       0.25%(B)       0.25%       0.28%        0.29%(B)        0.60%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets.       1.34%(B)       1.45%       1.82%        1.75%(B)        2.09%(B)(E)
Portfolio Turnover Rate.......          2%(C)          5%          5%           9%(C)           0%(C)
---------------------------------------------------------------------------------------------------------

                                                         Tax-Managed DFA International Value Portfolio
                               ------------------------------------------------------------------------------------------------
                                 Six Months      Year        Year         Period             Year           Year        Year
                                   Ended        Ended       Ended         Dec. 1,           Ended          Ended       Ended
                                 April 30,     Oct. 31,    Oct. 31,       2007 to          Nov. 30,       Nov. 30,    Nov. 30,
                                    2011         2010        2009      Oct. 31, 2008         2007           2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period.................... $    14.53     $    13.49  $    10.55   $    21.91      $    19.96        $    15.51  $    13.63
                               ----------     ----------  ----------   ----------      ----------        ----------  ----------
Income from Investment
 Operations...................
 Net Investment Income
   (Loss)(A)..................       0.21           0.31        0.32         0.59            0.59              0.54        0.33
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       1.94           1.03        3.00        (9.60)           2.76              4.71        1.90
                               ----------     ----------  ----------   ----------      ----------        ----------  ----------
   Total from Investment
    Operations................       2.15           1.34        3.32        (9.01)           3.35              5.25        2.23
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.12)         (0.30)      (0.38)       (0.64)          (0.48)            (0.59)      (0.35)
 Net Realized Gains...........         --             --          --        (1.71)          (0.92)            (0.21)         --
                               ----------     ----------  ----------   ----------      ----------        ----------  ----------
   Total Distributions........      (0.12)         (0.30)      (0.38)       (2.35)          (1.40)            (0.80)      (0.35)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    16.56     $    14.53  $    13.49   $    10.55      $    21.91        $    19.96  $    15.51
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return..................      14.86%(C)      10.34%      32.27%      (45.58)%(C)      17.51%            35.01%      16.63%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,185,459     $1,834,003  $1,637,834   $1,393,229      $2,859,270        $2,370,683  $1,571,217
Ratio of Expenses to Average
 Net Assets...................       0.54%(B)       0.55%       0.56%        0.54%(B)        0.54%             0.54%       0.60%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)......       0.54%(B)       0.55%       0.56%        0.54%(B)        0.54%             0.54%       0.60%
Ratio of Net Investment
 Income to Average Net Assets.       2.72%(B)       2.29%       2.92%        3.76%(B)        2.77%             3.04%       2.23%
Portfolio Turnover Rate.......          8%(C)         28%         24%          24%(C)          20%               13%         11%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     T.A World ex U.S. Core Equity Portfolio
                                                                --------------------------------------------------
                                                                                                       Period
                                                                                                      March 6,
                                                                 Six Months      Year      Year       2008(a)
                                                                    Ended       Ended     Ended          to
                                                                  April 30,    Oct. 31,  Oct. 31,     Oct. 31,
                                                                    2011         2010      2009         2008
------------------------------------------------------------------------------------------------------------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period........................... $     9.31     $   8.13  $   5.85  $  10.00
                                                                ----------     --------  --------  --------
Income from Investment Operations
 Net Investment Income (Loss)(A)...............................       0.10         0.17      0.16      0.15
 Net Gains (Losses) on Securities (Realized and Unrealized)....       1.14         1.17      2.27     (4.15)
                                                                ----------     --------  --------  --------
   Total from Investment Operations............................       1.24         1.34      2.43     (4.00)
------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........................................      (0.07)       (0.16)    (0.15)    (0.15)
                                                                ----------     --------  --------  --------
   Total Distributions.........................................      (0.07)       (0.16)    (0.15)    (0.15)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................. $    10.48     $   9.31  $   8.13  $   5.85
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Return...................................................      13.42%(C)    16.78%    42.13%   (40.61)%(C)
------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands).......................... $1,223,189     $966,999  $668,728  $228,318
Ratio of Expenses to Average Net Assets........................       0.47%(B)     0.48%     0.54%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)........................................................       0.47%(B)     0.48%     0.51%     0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........       2.11%(B)     2.00%     2.38%     3.27%(B)(E)
Portfolio Turnover Rate........................................          1%(C)        2%        5%        2%(C)
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, seven of which (the "Portfolios") are included in this section of the report. The remaining fifty-three portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of the DFA Investment Trust Company. At April 30, 2011, Tax-Managed U.S. Marketwide Value Portfolio owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series. At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from The Tax-Managed U.S. Equity Series in a complete liquidation of its interest in the Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which are treated as partnerships for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

   T.A. World ex U.S. Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. T.A. World ex U.S. Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. T.A. World ex U.S. Core Equity Portfolio is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                        -                        -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%          --
  Tax-Managed U.S. Equity Portfolio*............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....       --           0.42%
  Tax-Managed U.S. Small Cap Portfolio..........       --           0.50%
  T.A. U.S. Core Equity 2 Portfolio.............       --           0.22%
  Tax-Managed DFA International Value Portfolio.       --           0.50%
  T.A. World ex U.S. Core Equity Portfolio......       --           0.40%

   *Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio no longer invests substantially all of its assets in The Tax-Managed U.S. Equity Series. Instead, Tax-Managed U.S. Equity Portfolio's assets are managed directly in accordance with its investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of Tax-Managed U.S. Equity Portfolio, and Dimensional, which previously was the manager of The Tax-Managed U.S. Equity Series' assets. The investment advisory fee paid by Tax-Managed U.S. Equity Portfolio is identical to the advisory fee that was charged to The Tax-Managed U.S. Equity Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios listed are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                          Recovery       Waived Fees/
                                                       of Previously   Expenses Assumed
                                              Expense   Waived Fees/   Subject to Future
                                              Limits  Expenses Assumed     Recovery
                      -                       ------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........  0.22%         --              $647
T.A. U.S. Core Equity 2 Portfolio (2)........  0.30%         --                --
T.A. World ex U.S. Core Equity Portfolio (3).  0.60%         --                --

   (1) The Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recover will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid to the CCO by the Fund were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $55
               Tax-Managed U.S. Equity Portfolio.............  78
               Tax-Managed U.S. Targeted Value Portfolio.....  59
               Tax-Managed U.S. Small Cap Portfolio..........  34
               T.A. U.S. Core Equity 2 Portfolio.............  48
               Tax-Managed DFA International Value Portfolio.  53
               T.A. World ex U.S. Core Equity Portfolio......  21

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
       -                                              --------- --------
       Tax-Managed U.S. Equity Portfolio*............ $ 78,364  $ 53,055
       Tax-Managed U.S. Targeted Value Portfolio.....  346,172   374,307
       Tax-Managed U.S. Small Cap Portfolio..........  119,173   139,975
       T.A. U.S. Core Equity 2 Portfolio.............  227,906    55,826
       Tax-Managed DFA International Value Portfolio.  259,217   158,758
       T.A. World ex U.S. Core Equity Portfolio......  136,260     8,321

   * For the period February 28, 2011 through April 30, 2011, during which the Portfolio invested directly in securities.

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
-                                              --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...        --            $  (7)         $    7
Tax Managed U.S. Equity Portfolio.............        --               (3)              3
Tax-Managed U.S. Targeted Value Portfolio.....        --               (7)              7
Tax Managed U.S. Small Cap Portfolio..........        --                --             --
T.A. U.S. Core Equity 2 Portfolio.............        --              (26)             26
Tax-Managed DFA International Value Portfolio.        --             (239)            239
T.A. World ex U.S. Core Equity Portfolio......       $24               424          (448)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term    Long-Term
                                               Capital Gains  Capital Gain  Total
                                               -------------- ------------ -------
Tax-Managed U.S. Marketwide Value Portfolio
2009..........................................    $34,714          --      $34,714
2010..........................................     21,400          --       21,400
Tax-Managed U.S. Equity Portfolio
2009..........................................     25,432          --       25,432
2010..........................................     20,546          --       20,546
Tax-Managed U.S. Targeted Value Portfolio
2009..........................................     20,085          --       20,085
2010..........................................     11,978          --       11,978
Tax-Managed U.S. Small Cap Portfolio
2009..........................................     10,036          --       10,036
2010..........................................      5,779          --        5,779
T.A. U.S. Core Equity 2 Portfolio
2009..........................................     18,642          --       18,642
2010..........................................     24,397          --       24,397
Tax-Managed DFA International Value Portfolio
2009..........................................     45,214          --       45,214
2010..........................................     37,438          --       37,438
T.A. World ex U.S. Core Equity Portfolio
2009..........................................     10,761          --       10,761
2010..........................................     14,786          --       14,786

   At October 31, 2010, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                                Income
                                            and Short-Term   Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- -----
  T.A. World ex U.S. Core Equity Portfolio.      $25            --        $25

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                               Undistributed                 Total Net
                                               Net Investment              Distributable
                                                 Income and     Capital      Earnings
                                                 Short-Term       Loss     (Accumulated
                                               Capital Gains  Carryforward    Losses)
                                               -------------- ------------ -------------
Tax-Managed U.S. Marketwide Value Portfolio...     $4,082      $(241,851)   $(237,769)
Tax-Managed U.S. Equity Portfolio.............      3,014       (478,120)    (475,106)
Tax-Managed U.S. Targeted Value Portfolio.....      1,925       (211,929)    (210,004)
Tax-Managed U.S. Small Cap Portfolio..........      1,098       (221,256)    (220,158)
T.A. U.S. Core Equity 2 Portfolio.............      4,344        (35,921)     (31,577)
Tax-Managed DFA International Value Portfolio.      5,156        (94,464)     (89,308)

                                          Undistributed                 Total Net
                                          Net Investment              Distributable
                                            Income and     Capital      Earnings
                                            Short-Term       Loss     (Accumulated
                                          Capital Gains  Carryforward    Losses)
-                                         -------------- ------------ -------------
T.A. World ex U.S. Core Equity Portfolio.     $3,570       $(3,529)        $41

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                         Expires on October 31,
-                                               ----------------------------------------
                                                 2011   2013    2014     2016     2017    Total
-                                               ------ ------- ------- -------- -------- --------
Tax-Managed U.S. Marketwide Value Portfolio....     --      --      -- $ 73,054 $168,797 $241,851
Tax-Managed U.S. Equity Portfolio.............. $8,734 $13,463 $27,199  142,158  286,566  478,120
Tax-Managed U.S. Targeted Value Portfolio......     --      --      --       --  211,929  211,929
Tax-Managed U.S. Small Cap Portfolio...........     --      --      --   35,969  185,287  221,256
T.A. U.S. Core Equity 2 Portfolio..............     --      --      --       --   35,921   35,921
Tax-Managed DFA International Value Portfolio..     --      --      --       --   94,464   94,464
T.A. World ex U.S. Core Equity Portfolio.......     --      --      --       --    3,529    3,529

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $47,346
             Tax-Managed U.S. Equity Portfolio.............  15,791
             Tax Managed U.S. Targeted Value Portfolio.....  56,995
             Tax Managed U.S. Small Cap Portfolio..........  10,032
             T.A. U.S. Core Equity 2 Portfolio.............  13,898
             Tax-Managed DFA International Value Portfolio.  70,235
             T.A. World ex U.S. Core Equity Portfolio......   6,151

   Some of the investments held by T.A. World ex U.S. Core Equity Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains (losses) are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes of $172 (in thousands). For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $599 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                              Federal    Unrealized    Unrealized    Appreciation
                                              Tax Cost  Appreciation (Depreciation) (Depreciation)
-                                            ---------- ------------ -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio. $1,819,431   $663,446     $(145,295)      $518,151
Tax-Managed U.S. Equity Portfolio...........  1,114,389    594,658       (12,513)       582,145
Tax-Managed U.S. Targeted Value Portfolio...  2,128,533    875,132      (117,228)       757,904
Tax-Managed U.S. Small Cap Portfolio........  1,012,946    587,979       (33,798)       554,181

                                                                                           Net
                                                                                        Unrealized
                                                Federal    Unrealized    Unrealized    Appreciation
                                                Tax Cost  Appreciation (Depreciation) (Depreciation)
-                                              ---------- ------------ -------------- --------------
T.A. U.S. Core Equity 2 Portfolio............. $2,089,187   $785,480     $(57,570)       $727,910
Tax-Managed DFA International Value Portfolio.  1,873,148    476,768      (67,287)        409,481
T.A. World ex U.S. Core Equity Portfolio......    937,673    378,654      (39,503)        339,151

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Portfolios had no outstanding futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                                                             Weighted      Weighted
                                                                                              Average      Average
                                                                                           Interest Rate Loan Balance
                                                                                           ------------- ------------
Tax-Managed U.S. Equity Portfolio.........................................................     0.92%         $  454
Tax-Managed U.S. Targeted Value Portfolio.................................................     0.91%          4,197
Tax-Managed U.S. Small Cap Portfolio......................................................     0.92%            538
Tax-Managed DFA International Value Portfolio.............................................     0.91%            896

                                                                                            Number of   Interest Maximum Amount
                                                                                               Days     Expense  Borrowed During
                                                                                           Outstanding* Incurred   the Period
                                                                                           ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio.........................................................      2          --          $  454
Tax-Managed U.S. Targeted Value Portfolio.................................................      3          --           4,197
Tax-Managed U.S. Small Cap Portfolio......................................................      1          --             538
Tax-Managed DFA International Value Portfolio.............................................      9          --           2,708

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             90%
   Tax-Managed U.S. Equity Portfolio.............      2             76%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             95%
   T.A. U.S. Core Equity 2 Portfolio.............      3             93%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             91%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.
                                                Six Months Ended April 30, 2011

EXPENSE TABLE
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/10  04/30/11    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return........................... $1,000.00 $1,223.49    0.22%    $1.21
Hypothetical 5% Annual Return................ $1,000.00 $1,023.70    0.22%    $1.10

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The Tax-Managed U.S. Marketwide Value Series
Consumer Discretionary...........  18.1%
Consumer Staples.................   6.9%
Energy...........................  16.9%
Financials.......................  20.1%
Health Care......................   8.4%
Industrials......................  12.8%
Information Technology...........   6.1%
Materials........................   3.3%
Other............................     --
Telecommunication Services.......   6.2%
Utilities........................   1.2%
                                    ------
                                  100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                      Percentage
                                                Shares       Value+ of Net Assets**
                     -                          ------       ------ ---------------
COMMON STOCKS -- (96.4%)...................
Consumer Discretionary -- (17.5%)..........
  Carnival Corp............................    489,649 $ 18,640,937       0.6%
  CBS Corp. Class B........................    955,791   24,105,049       0.7%
  Comcast Corp. Class A....................  3,570,978   93,702,463       2.9%
  Comcast Corp. Special Class A............  1,432,185   35,160,142       1.1%
  *Liberty Media Corp. Capital Class A.....    204,886   16,855,971       0.5%
  *Liberty Media Corp. Interactive Class A.    882,463   15,425,453       0.5%
  News Corp. Class A.......................  2,360,850   42,070,347       1.3%
  News Corp. Class B.......................    937,272   17,714,441       0.5%
  Time Warner Cable, Inc...................    693,942   54,217,688       1.6%
  Time Warner, Inc.........................  1,534,860   58,109,800       1.8%
  Other Securities.........................             215,607,476       6.6%
                                                       ------------      -----
Total Consumer Discretionary...............             591,609,767      18.1%
                                                       ------------      -----

Consumer Staples -- (6.6%).................
  Archer-Daniels-Midland Co................    813,476   30,114,882       0.9%
  CVS Caremark Corp........................  1,510,745   54,749,399       1.7%
  Kraft Foods, Inc. Class A................  2,081,099   69,883,304       2.1%
  Other Securities.........................              69,366,325       2.1%
                                                       ------------      -----
Total Consumer Staples.....................             224,113,910       6.8%
                                                       ------------      -----

Energy -- (16.3%)..........................
  Anadarko Petroleum Corp..................    845,068   66,709,668       2.0%
  Chesapeake Energy Corp...................    833,400   28,060,578       0.9%
  ConocoPhillips...........................  1,766,829  139,455,813       4.2%
  Hess Corp................................    378,130   32,504,055       1.0%
  Marathon Oil Corp........................    903,937   48,848,755       1.5%
  National-Oilwell, Inc....................    515,481   39,532,238       1.2%
  Pioneer Natural Resources Co.............    155,717   15,918,949       0.5%
  Valero Energy Corp.......................    658,099   18,624,202       0.6%
  Other Securities.........................             163,636,161       5.0%
                                                       ------------      -----
Total Energy...............................             553,290,419      16.9%
                                                       ------------      -----

Financials -- (19.4%)......................
  Allstate Corp. (The).....................    529,952   17,933,576       0.5%
  Bank of America Corp.....................  7,109,212   87,301,123       2.7%
  Capital One Financial Corp...............    571,140   31,258,492       1.0%
  *Citigroup, Inc.......................... 19,579,221   89,868,624       2.7%
  CME Group, Inc...........................     82,877   24,512,530       0.8%
  Loews Corp...............................    586,729   25,968,626       0.8%
  MetLife, Inc.............................  1,032,078   48,290,930       1.5%
  Morgan Stanley...........................  1,224,333   32,016,308       1.0%
  Prudential Financial, Inc................    537,721   34,102,266       1.0%
  SunTrust Banks, Inc......................    617,728   17,413,752       0.5%
  Other Securities.........................             249,416,113       7.6%
                                                       ------------      -----
Total Financials...........................             658,082,340      20.1%
                                                       ------------      -----

Health Care -- (8.1%)......................
  Aetna, Inc...............................    503,313   20,827,092       0.6%
  *Humana, Inc.............................    236,814   18,026,282       0.6%
  Pfizer, Inc..............................  3,958,769   82,975,798       2.5%
  *Thermo Fisher Scientific, Inc...........    499,520   29,966,205       0.9%
  WellPoint, Inc...........................    504,640   38,751,306       1.2%
  Other Securities.........................              84,202,435       2.6%
                                                       ------------      -----
Total Health Care..........................             274,749,118       8.4%
                                                       ------------      -----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                                 Percentage
                                                                                         Shares         Value+ of Net Assets**
-                                                                                        ------         ------ ---------------
Industrials -- (12.4%)............................................................
  CSX Corp........................................................................      416,210 $   32,751,565       1.0%
  General Electric Co.............................................................    2,763,790     56,519,506       1.7%
  Norfolk Southern Corp...........................................................      545,229     40,717,702       1.2%
  Northrop Grumman Corp...........................................................      337,038     21,438,987       0.7%
  Tyco International, Ltd.........................................................      480,422     23,415,768       0.7%
  Union Pacific Corp..............................................................      629,770     65,162,302       2.0%
  Other Securities................................................................                 178,388,280       5.5%
                                                                                                --------------      -----
Total Industrials.................................................................                 418,394,110      12.8%
                                                                                                --------------      -----
Information Technology -- (5.9%)..................................................
  *Corning, Inc...................................................................    1,282,985     26,865,706       0.8%
  Xerox Corp......................................................................    1,791,473     18,075,963       0.6%
  Other Securities................................................................                 154,690,415       4.7%
                                                                                                --------------      -----
Total Information Technology......................................................                 199,632,084       6.1%
                                                                                                --------------      -----

Materials -- (3.1%)...............................................................
  Alcoa, Inc......................................................................    1,145,369     19,471,273       0.6%
  International Paper Co..........................................................      493,615     15,242,831       0.4%
  Other Securities................................................................                  71,559,224       2.2%
                                                                                                --------------      -----
Total Materials...................................................................                 106,273,328       3.2%
                                                                                                --------------      -----

Other -- (0.0%)
  Other Securities................................................................                          54       0.0%
                                                                                                --------------      -----

Telecommunication Services -- (5.9%)..............................................
  AT&T, Inc.......................................................................    4,065,906    126,530,995       3.8%
  *Sprint Nextel Corp.............................................................    3,820,377     19,789,553       0.6%
  Verizon Communications, Inc.....................................................      688,680     26,018,330       0.8%
  Other Securities................................................................                  28,772,302       0.9%
                                                                                                --------------      -----
Total Telecommunication Services..................................................                 201,111,180       6.1%
                                                                                                --------------      -----

Utilities -- (1.2%)...............................................................
  Public Service Enterprise Group, Inc............................................      655,441     21,085,537       0.6%
  Other Securities................................................................                  18,713,053       0.6%
                                                                                                --------------      -----
Total Utilities...................................................................                  39,798,590       1.2%
                                                                                                --------------      -----
TOTAL COMMON STOCKS...............................................................               3,267,054,900      99.7%
                                                                                                --------------      -----
RIGHTS/WARRANTS -- (0.0%).........................................................
  Other Securities................................................................                          --       0.0%
                                                                                                --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.2%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.............    7,970,402      7,970,402       0.2%
                                                                                                --------------      -----

                                                                                     Shares/
                                                                                      Face
                                                                                     Amount
-                                                                                    -------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
 (S)@ DFA Short Term Investment Fund..............................................  113,772,720    113,772,720       3.5%
 @ Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11.......................
   (Collateralized by $335,733 FNMA 3.500%, 02/01/26, valued at $337,565) to be
    repurchased at $327,735....................................................... $        328        327,733       0.0%
                                                                                                --------------      -----
TOTAL SECURITIES LENDING COLLATERAL...............................................                 114,100,453       3.5%
                                                                                                --------------      -----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         Percentage
                                                 Value+ of Net Assets
          -                                      ------ -------------
          TOTAL INVESTMENTS -- (100.0%)
           (Cost $2,651,961,439)........ $3,389,125,755    103.4%
                                         ==============    ======

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
-                              --------------------------------------------------

                                    Investment in Securities (Market Value)
-                              --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
-                              -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  591,609,767           --   --    $  591,609,767
  Consumer Staples............    224,085,915 $     27,995   --       224,113,910
  Energy......................    553,290,419           --   --       553,290,419
  Financials..................    658,082,340           --   --       658,082,340
  Health Care.................    274,749,118           --   --       274,749,118
  Industrials.................    418,385,403        8,707   --       418,394,110
  Information Technology......    199,632,084           --   --       199,632,084
  Materials...................    106,273,328           --   --       106,273,328
  Other.......................             --           54   --                54
  Telecommunication Services..    201,111,180           --   --       201,111,180
  Utilities...................     39,798,590           --   --        39,798,590
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....      7,970,402           --   --         7,970,402
Securities Lending Collateral.             --  114,100,453   --       114,100,453
                               -------------- ------------   --    --------------
TOTAL......................... $3,274,988,546 $114,137,209   --    $3,389,125,755
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

ASSETS:
Investments at Value (including $109,610 of securities on loan, respectively). $3,267,055
Temporary Cash Investments at Value & Cost....................................      7,970
Collateral Received from Securities on Loan at Value & Cost...................        328
Affiliated Collateral Received from Securities on Loan at Value & Cost........    113,773
Receivables:
 Investment Securities Sold...................................................          5
 Dividends and Interest.......................................................      2,949
 Securities Lending Income....................................................        128
 Fund Shares Sold.............................................................        244
Prepaid Expenses and Other Assets.............................................          6
                                                                               ----------
   Total Assets...............................................................  3,392,458
                                                                               ----------
LIABILITIES:
Payables:.....................................................................
 Upon Return of Securities Loaned.............................................    114,101
 Investment Securities Purchased..............................................         18
 Fund Shares Redeemed.........................................................        545
 Due to Advisor...............................................................        534
Accrued Expenses and Other Liabilities........................................        121
                                                                               ----------
   Total Liabilities..........................................................    115,319
                                                                               ----------
NET ASSETS                                                                     $3,277,139
                                                                               ==========
Investments at Cost........................................................... $2,529,891
                                                                               ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

   Investment Income
    Dividends...................................................... $ 24,634
    Interest.......................................................        7
    Income from Securities Lending.................................      742
                                                                    --------
        Total Investment Income....................................   25,383
                                                                    --------
   Expenses
    Investment Advisory Services Fees..............................    3,006
    Accounting & Transfer Agent Fees...............................      149
    Custodian Fees.................................................       23
    Shareholders' Reports..........................................        6
    Directors'/Trustees' Fees & Expenses...........................       18
    Professional Fees..............................................       27
    Other..........................................................       11
                                                                    --------
        Total Expenses.............................................    3,240
                                                                    --------
    Net Investment Income (Loss)...................................   22,143
                                                                    --------
   Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:...................................
      Investment Securities Sold...................................  136,307
    Change in Unrealized Appreciation (Depreciation) of:...........
      Investment Securities........................................  440,194
                                                                    --------
    Net Realized and Unrealized Gain (Loss)........................  576,501
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations  $598,644
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              Six Months     Year
                                                                 Ended      Ended
                                                               April 30,   Oct. 31,
                                                                 2011        2010
                                                              ----------- ----------
                                                              (Unaudited)
Increase (Decrease) in Net Assets
Operations:..................................................
 Net Investment Income (Loss)................................ $   22,143  $   35,293
 Net Realized Gain (Loss) on:................................
   Investment Securities Sold................................    136,307      76,239
 Change in Unrealized Appreciation (Depreciation) of:........
   Investment Securities.....................................    440,194     353,972
                                                              ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................    598,644     465,504
                                                              ----------  ----------
Transactions in Interest:....................................
 Contributions...............................................     72,886     111,014
 Withdrawals.................................................    (65,064)   (195,772)
                                                              ----------  ----------
     Net Increase (Decrease) from Transactions in Interest...      7,822     (84,758)
                                                              ----------  ----------
     Total Increase (Decrease) in Net Assets.................    606,466     380,746
Net Assets
 Beginning of Period.........................................  2,670,673   2,289,927
                                                              ----------  ----------
 End of Period............................................... $3,277,139  $2,670,673
                                                              ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                                            Six Months       Year        Year
                                                                                               Ended        Ended       Ended
                                                                                             April 30,     Oct. 31,    Oct. 31,
                                            -                                                  2011          2010        2009
----------------------------------------------------------------------------------------------------------------------------------

                                                                                            (Unaudited)
Total Return..............................................................................      22.35%(C)      20.38%      12.76%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                                      $3,277,139     $2,670,673  $2,289,927
Ratio of Expenses to Average Net Assets                                                          0.22%(B)       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets......................................       1.49%(B)       1.40%       2.23%
Portfolio Turnover Rate...................................................................         14%(C)         25%         28%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Period          Year
                                                                                               Dec. 1,        Ended
                                                                                               2007 to       Nov. 30,
                                            -                                               Oct. 31, 2008      2007
------------------------------------------------------------------------------------------------------------------------


Total Return..............................................................................      (37.44)%(C)       0.67%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                                       $2,190,724      $3,858,580
Ratio of Expenses to Average Net Assets                                                           0.22%(B)        0.22%
Ratio of Net Investment Income to Average Net Assets......................................        2.09%(B)        1.61%
Portfolio Turnover Rate...................................................................          40%(C)          21%
------------------------------------------------------------------------------------------------------------------------

                                                                                              Year        Year
                                                                                             Ended       Ended
                                                                                            Nov. 30,    Nov. 30,
                                            -                                                 2006        2005
------------------------------------------------------------------------------------------------------------------


Total Return..............................................................................      17.70%      16.44%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                                      $3,521,559  $2,476,387
Ratio of Expenses to Average Net Assets                                                          0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets......................................       1.63%       1.52%
Portfolio Turnover Rate...................................................................         21%         12%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this section of the report.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $77 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.20% of average daily net assets of the Series.

   Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                              Purchases   Sales
                              ---------  --------
                              $439,917   $406,244

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                           Net
                                                        Unrealized
             Federal     Unrealized    Unrealized      Appreciation
             Tax Cost   Appreciation (Depreciation)   (Depreciation)
             --------   ------------ --------------   --------------
            $2,652,685    $917,846         $(181,405)    $736,441

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax position and has concluded that no provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Series had no outstanding futures contracts.

G. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

H. Securities Lending:

   As of April 30, 2011, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds.

If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

               LOGO                               DFA043011-002S

 LOGO

SEMI-ANNUAL REPORT
----------------------------------
six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                       Page
                                                                       ----

     Letter to Shareholders...........................................

     Definitions of Abbreviations and Footnotes.......................   1

     Disclosure of Fund Expenses......................................   2

     Disclosure of Portfolio Holdings.................................   4

     Summary Schedules of Portfolio Holdings/Schedules of Investments.

        VA U.S. Targeted Value Portfolio..............................   6

        VA U.S. Large Value Portfolio.................................   9

        VA International Value Portfolio..............................  12

        VA International Small Portfolio..............................  16

        VA Short-Term Fixed Portfolio.................................  20

        VA Global Bond Portfolio......................................  23

     Statements of Assets and Liabilities.............................  27

     Statements of Operations.........................................  29

     Statements of Changes in Net Assets..............................  31

     Financial Highlights.............................................  34

     Notes to Financial Statements....................................  37

     Voting Proxies on Fund Portfolio Securities......................  48

     Board Approval of Investment Advisory Agreements.................  49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments


Investment Abbreviations
  ADR    American Depositary Receipt
  FNMA   Federal National Mortgage Association
  P.L.C. Public Limited Company

Investment Footnotes
  +      See Note B to Financial Statements.
  ++     Securities have generally been fair valued. See Note B to Financial Statements.
  **     Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
         1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *      Non-Income Producing Securities.
  #      Total or Partial Securities on Loan.
  ^      Denominated in local currency or the Euro, unless otherwise noted.
  @      Security purchased with cash proceeds from Securities on Loan.
  (r)    The adjustable rate shown is effective as of April 30, 2011.
  (g)    Face Amount Denominated in British Pounds.
  (u)    Face Amount denominated in United States Dollars.
  (S)    Affiliated Fund.
  ##     Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Portfolio as a part of this facility.

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized

All Statements, Schedules and Notes to Financial Statements
  --     Amounts designated as -- are either zero or rounded to zero.
  SEC    Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2011
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/10  04/30/11    Ratio*   Period*
                                     --------- --------- ---------- --------
   VA U.S. Targeted Value Portfolio
   Actual Fund Return............... $1,000.00 $1,233.58    0.41%    $2.27
   Hypothetical 5% Annual Return.... $1,000.00 $1,022.76    0.41%    $2.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/10  04/30/11    Ratio*   Period*
                                     --------- --------- ---------- --------
   VA U.S. Large Value Portfolio
   Actual Fund Return............... $1,000.00 $1,220.46    0.30%    $1.65
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.31    0.30%    $1.51

   VA International Value Portfolio
   Actual Fund Return............... $1,000.00 $1,146.74    0.49%    $2.61
   Hypothetical 5% Annual Return.... $1,000.00 $1,022.36    0.49%    $2.46

   VA International Small Portfolio
   Actual Fund Return............... $1,000.00 $1,182.42    0.61%    $3.30
   Hypothetical 5% Annual Return.... $1,000.00 $1,021.77    0.61%    $3.06

   VA Short-Term Fixed Portfolio
   Actual Fund Return............... $1,000.00 $1,002.26    0.30%    $1.49
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.31    0.30%    $1.51

   VA Global Bond Portfolio
   Actual Fund Return............... $1,000.00 $  993.10    0.30%    $1.48
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.31    0.30%    $1.51

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio         VA U.S. Large Value Portfolio         VA International Value Portfolio
  Consumer Discretionary.........  14.6%  Consumer Discretionary         16.1%   Consumer Discretionary           14.6%
  Consumer Staples...............   4.8%  Consumer Staples                7.7%   Consumer Staples                  5.2%
  Energy.........................   8.1%  Energy                         16.7%   Energy                           14.7%
  Financials.....................  27.2%  Financials                     21.7%   Financials                       29.2%
  Health Care....................   7.0%  Health Care                    10.3%   Health Care                       1.6%
  Industrials....................  16.4%  Industrials                    13.1%   Industrials                       8.8%
  Information Technology.........  13.1%  Information Technology          3.5%   Information Technology            2.7%
  Materials......................   7.2%  Materials                       3.5%   Materials                        12.6%
  Other..........................    --   Telecommunication Services      6.1%   Telecommunication Services        6.9%
  Telecommunication Services.....   1.3%  Utilities                       1.3%   Utilities                         3.7%
  Utilities......................   0.3%                                -----                                    -----
                                  -----                                 100.0%                                   100.0%
                                  100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

VA International Small Portfolio
 Consumer Discretionary..........  18.6%
 Consumer Staples................   6.3%
 Energy..........................   6.3%
 Financials......................  11.6%
 Health Care.....................   5.4%
 Industrials.....................  25.8%
 Information Technology..........   9.3%
 Materials.......................  14.0%
 Other...........................    --
 Real Estate Investment Trusts...   0.1%
 Telecommunication Services......   0.5%
 Utilities.......................   2.1%
                                  -----
                                  100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio                              VA Global Bond Portfolio
     Corporate................  22.2%                        Corporate                13.6%
     Government...............  46.3%                        Government               10.0%
     Foreign Corporate........  16.3%                        Foreign Corporate        25.3%
     Foreign Government.......  10.9%                        Foreign Government       36.9%
     Supranational............   4.3%                        Supranational            14.2%
                               ------                                                ------
                               100.0%                                                100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares     Value+      of Net Assets**
                                            ------   -----------   ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (12.9%)
   #Dillard's, Inc. Class A................ 15,300   $   734,706              0.7%
    Jarden Corp............................ 12,066       439,082              0.4%
   #Lennar Corp. Class A................... 25,500       484,245              0.5%
    *Mohawk Industries, Inc................  7,349       441,234              0.4%
    Other Securities.......................           13,534,135             12.6%
                                                     -----------             -----
Total Consumer Discretionary...............           15,633,402             14.6%
                                                     -----------             -----

Consumer Staples -- (4.2%)
   *Constellation Brands, Inc. Class A..... 19,857       444,598              0.4%
   *Hain Celestial Group, Inc.............. 12,200       414,922              0.4%
   *Ralcorp Holdings, Inc..................  7,100       552,380              0.5%
   *Smithfield Foods, Inc.................. 24,627       580,212              0.6%
   *TreeHouse Foods, Inc...................  7,700       467,159              0.4%
    Other Securities.......................            2,702,981              2.5%
                                                     -----------             -----
Total Consumer Staples.....................            5,162,252              4.8%
                                                     -----------             -----

Energy -- (7.2%)
   #Patterson-UTI Energy, Inc.............. 12,700       395,097              0.4%
    *Plains Exploration & Production Co.... 12,300       467,892              0.4%
    *Rowan Cos., Inc....................... 11,750       489,975              0.4%
    Sunoco, Inc............................ 12,600       537,516              0.5%
   *Tesoro Petroleum Corp.................. 15,658       424,645              0.4%
    Other Securities.......................            6,409,783              6.0%
                                                     -----------             -----
Total Energy...............................            8,724,908              8.1%
                                                     -----------             -----

Financials -- (24.0%)
    American Financial Group, Inc.......... 12,615       451,239              0.4%
    *Arch Capital Group, Ltd...............  4,946       514,384              0.5%
    Assurant, Inc.......................... 16,800       666,960              0.6%
    *E*Trade Financial Corp................ 32,487       527,589              0.5%
   #Fidelity National Financial, Inc....... 26,568       410,210              0.4%
    First Niagara Financial Group, Inc..... 51,205       737,352              0.7%
    Old Republic International Corp........ 34,542       437,647              0.4%
    Reinsurance Group of America, Inc...... 10,860       687,438              0.6%
    White Mountains Insurance Group, Ltd...  1,200       429,012              0.4%
    WR Berkley Corp........................ 12,800       417,408              0.4%
   #Zions Bancorporation................... 25,548       624,649              0.6%
    Other Securities.......................           23,227,476             21.7%
                                                     -----------             -----
Total Financials...........................           29,131,364             27.2%
                                                     -----------             -----

Health Care -- (6.2%)
   *Alere, Inc............................. 11,601       430,861              0.4%
    Cooper Cos., Inc....................... 10,700       801,430              0.7%
   *Coventry Health Care, Inc.............. 22,200       716,394              0.7%
   *LifePoint Hospitals, Inc............... 11,300       470,193              0.4%
    Other Securities.......................            5,129,628              4.8%
                                                     -----------             -----
Total Health Care..........................            7,548,506              7.0%
                                                     -----------             -----

Industrials -- (14.5%)
   #*AGCO Corp.............................  9,534       548,968              0.5%
    *Amerco, Inc...........................  6,065       616,932              0.6%
    Applied Industrial Technologies, Inc... 11,359       400,518              0.4%
    *EnerSys............................... 10,560       400,118              0.4%
    *Esterline Technologies Corp...........  9,859       707,876              0.6%
   #GATX Corp..............................  9,561       404,143              0.4%
    *Owens Corning, Inc.................... 10,700       404,888              0.4%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                    Percentage
                                                                         Shares       Value+      of Net Assets**
                                                                         -------   ------------   ---------------
Industrials -- (Continued)
    Ryder System, Inc...................................................   9,234   $    494,019              0.5%
    Seaboard Corp.......................................................     200        477,400              0.4%
    Other Securities....................................................             13,132,069             12.2%
                                                                                   ------------             -----
Total Industrials.......................................................             17,586,931             16.4%
                                                                                   ------------             -----

Information Technology -- (11.5%)
   *Arrow Electronics, Inc..............................................  16,259        741,248              0.7%
   *Coherent, Inc.......................................................   8,397        524,896              0.5%
   *IAC/InterActiveCorp.................................................  13,000        469,430              0.4%
   *Ingram Micro, Inc. Class A..........................................  24,100        451,393              0.4%
   *Tech Data Corp......................................................  10,139        538,685              0.5%
  #*Vishay Intertechnology, Inc.........................................  21,233        405,126              0.4%
    Other Securities....................................................             10,864,829             10.1%
                                                                                   ------------             -----
Total Information Technology............................................             13,995,607             13.0%
                                                                                   ------------             -----

Materials -- (6.3%)
    Ashland, Inc........................................................   7,355        456,598              0.4%
    Domtar Corp.........................................................   5,165        480,448              0.4%
    Huntsman Corp.......................................................  23,862        497,523              0.5%
    Reliance Steel & Aluminum Co........................................   9,910        561,005              0.5%
    Westlake Chemical Corp..............................................  13,400        879,710              0.8%
    Other Securities....................................................              4,782,285              4.5%
                                                                                   ------------             -----
Total Materials.........................................................              7,657,569              7.1%
                                                                                   ------------             -----

Other -- (0.0%)
    Other Securities....................................................                    102              0.0%
                                                                                   ------------             -----

Telecommunication Services -- (1.1%)
   *MetroPCS Communications, Inc........................................  31,091        523,262              0.5%
    Other Securities....................................................                861,844              0.8%
                                                                                   ------------             -----
Total Telecommunication Services........................................              1,385,106              1.3%
                                                                                   ------------             -----

Utilities -- (0.2%)
    Other Securities....................................................                300,633              0.3%
                                                                                   ------------             -----
TOTAL COMMON STOCKS.....................................................            107,126,380             99.8%
                                                                                   ------------             -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities....................................................                  7,414              0.0%
                                                                                   ------------             -----

TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares. 207,481        207,481              0.2%
                                                                                   ------------             -----

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount         Value+
                                                                                            ----------   ------------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund......................................................... 14,191,589   $ 14,191,589
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $41,878 FNMA
 3.50%, 02/01/26, valued at $42,107) to be repurchased at $40,880..........................        $41         40,880
                                                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL........................................................                14,232,469
                                                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $111,331,418).......................................................................              $121,573,744
                                                                                                         ============

                                                                                              Percentage
                                                                                            of Net Assets**
                                                                                            ---------------

SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund.........................................................           13.2%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $41,878 FNMA
 3.50%, 02/01/26, valued at $42,107) to be repurchased at $40,880..........................            0.1%
                                                                                                     ------
TOTAL SECURITIES LENDING COLLATERAL........................................................           13.3%
                                                                                                     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $111,331,418).......................................................................          113.3%
                                                                                                     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                             Valuation Inputs
                               ---------------------------------------------

                                  Investment in Securities (Market Value)
                               ---------------------------------------------
                                 Level 1      Level 2   Level 3        Total
                               ------------ ----------- -------     ------------
Common Stocks
  Consumer Discretionary...... $ 15,633,402          --     --      $ 15,633,402
  Consumer Staples............    5,162,252          --     --         5,162,252
  Energy......................    8,724,908          --     --         8,724,908
  Financials..................   29,131,364          --     --        29,131,364
  Health Care.................    7,548,506          --     --         7,548,506
  Industrials.................   17,577,117 $     9,814     --        17,586,931
  Information Technology......   13,995,607          --     --        13,995,607
  Materials...................    7,657,569          --     --         7,657,569
  Other.......................           --         102     --               102
  Telecommunication Services..    1,385,106          --     --         1,385,106
  Utilities...................      300,633          --     --           300,633
Rights/Warrants...............        2,584       4,830     --             7,414
Temporary Cash Investments....      207,481          --     --           207,481
Securities Lending Collateral.           --  14,232,469     --        14,232,469
                               ------------ -----------     ---     ------------
TOTAL......................... $107,326,529 $14,247,215     --      $121,573,744
                               ============ ===========     ===     ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                       Percentage
                                              Shares       Value+      of Net Assets**
                                             ---------   -----------   ----------------
COMMON STOCKS -- (97.3%)....................
Consumer Discretionary -- (15.7%)...........
   Carnival Corp............................    39,939   $ 1,520,478            1.0%
   CBS Corp. Class B........................    49,005     1,235,906            0.9%
   Comcast Corp. Class A....................   152,955     4,013,539            2.8%
   Comcast Corp. Special Class A............    53,998     1,325,651            0.9%
   *Liberty Media Corp. Interactive Class A.    44,599       779,591            0.5%
   News Corp. Class A.......................   125,952     2,244,465            1.6%
   News Corp. Class B.......................    43,558       823,246            0.6%
   Time Warner Cable, Inc...................    26,961     2,106,463            1.5%
   Time Warner, Inc.........................    81,715     3,093,730            2.2%
   Other Securities.........................               5,863,652            4.1%
                                                         -----------             ------
Total Consumer Discretionary................              23,006,721           16.1%
                                                         -----------             ------

Consumer Staples -- (7.5%)..................
   Archer-Daniels-Midland Co................    40,983     1,517,191            1.1%
   CVS Caremark Corp........................    94,606     3,428,521            2.4%
   Kraft Foods, Inc. Class A................    84,758     2,846,174            2.0%
   Other Securities.........................               3,167,940            2.2%
                                                         -----------             ------
Total Consumer Staples......................              10,959,826            7.7%
                                                         -----------             ------

Energy -- (16.3%)...........................
   Anadarko Petroleum Corp..................    37,995     2,999,325            2.1%
   Chesapeake Energy Corp...................    43,978     1,480,739            1.0%
   ConocoPhillips...........................    78,662     6,208,792            4.4%
   Hess Corp................................    21,949     1,886,736            1.3%
   Marathon Oil Corp........................    48,771     2,635,585            1.8%
   National-Oilwell, Inc....................    27,403     2,101,536            1.5%
   Valero Energy Corp.......................    39,919     1,129,708            0.8%
   Other Securities.........................               5,392,321            3.8%
                                                         -----------             ------
Total Energy................................              23,834,742           16.7%
                                                         -----------             ------

Financials -- (21.1%).......................
   Bank of America Corp.....................   314,881     3,866,739            2.7%
   Capital One Financial Corp...............    31,606     1,729,796            1.2%
  *Citigroup, Inc........................... 1,106,011     5,076,590            3.6%
   CME Group, Inc...........................     4,287     1,267,966            0.9%
   Hartford Financial Services Group, Inc...    29,855       864,899            0.6%
   Loews Corp...............................    28,230     1,249,460            0.9%
   MetLife, Inc.............................    63,187     2,956,520            2.1%
   Morgan Stanley...........................    47,194     1,234,123            0.9%
   Prudential Financial, Inc................    30,401     1,928,031            1.3%
   SunTrust Banks, Inc......................    35,025       987,355            0.7%
   Other Securities.........................               9,731,924            6.8%
                                                         -----------             ------
Total Financials............................              30,893,403           21.7%
                                                         -----------             ------

Health Care -- (10.0%)......................
   Aetna, Inc...............................    29,082     1,203,413            0.8%
  *Humana, Inc..............................    11,166       849,956            0.6%
   Pfizer, Inc..............................   203,646     4,268,420            3.0%
  *Thermo Fisher Scientific, Inc............    28,066     1,683,679            1.2%
   UnitedHealth Group, Inc..................    36,372     1,790,594            1.3%
   WellPoint, Inc...........................    29,986     2,302,625            1.6%
   Other Securities.........................               2,524,818            1.8%
                                                         -----------             ------
Total Health Care...........................              14,623,505           10.3%
                                                         -----------             ------

Industrials -- (12.7%)......................
   CSX Corp.................................    25,249     1,986,844            1.4%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                    Shares        Value+
                                                                                                   ---------   ------------
Industrials -- (Continued)
   General Electric Co............................................................................   210,949   $  4,313,907
   Norfolk Southern Corp..........................................................................    27,655      2,065,275
   Northrop Grumman Corp..........................................................................    21,021      1,337,146
   Republic Services, Inc.........................................................................    25,729        813,551
   Tyco International, Ltd........................................................................    15,938        776,818
   Union Pacific Corp.............................................................................    35,207      3,642,868
   Other Securities...............................................................................                3,749,947
                                                                                                               ------------
Total Industrials.................................................................................               18,686,356
                                                                                                               ------------

Information Technology -- (3.4%)
   Fidelity National Information Services, Inc....................................................    23,644        782,616
   Other Securities...............................................................................                4,256,068
                                                                                                               ------------
Total Information Technology......................................................................                5,038,684
                                                                                                               ------------

Materials -- (3.4%)
   Alcoa, Inc.....................................................................................    73,466      1,248,922
   International Paper Co.........................................................................    32,563      1,005,545
   Other Securities...............................................................................                2,718,422
                                                                                                               ------------
Total Materials...................................................................................                4,972,889
                                                                                                               ------------

Telecommunication Services -- (6.0%)
   AT&T, Inc......................................................................................   168,404      5,240,732
   CenturyLink, Inc...............................................................................    19,881        810,747
  *Sprint Nextel Corp.............................................................................   204,911      1,061,439
   Verizon Communications, Inc....................................................................    22,059        833,389
   Other Securities...............................................................................                  796,247
                                                                                                               ------------
Total Telecommunication Services..................................................................                8,742,554
                                                                                                               ------------

Utilities -- (1.2%)
   Public Service Enterprise Group, Inc...........................................................    25,394        816,925
   Other Securities...............................................................................                  992,610
                                                                                                               ------------
Total Utilities...................................................................................                1,809,535
                                                                                                               ------------
TOTAL COMMON STOCKS...............................................................................              142,568,215
                                                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)..............................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares............................    62,239         62,239
                                                                                                               ------------

                                                                                                    Shares/
                                                                                                     Face
                                                                                                    Amount
                                                                                                   ---------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@DFA Short Term Investment Fund................................................................ 3,894,915      3,894,915
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $11,494 FNMA 3.50%,
 02/01/26, valued at $11,557) to be repurchased at $11,220........................................       $11         11,220
                                                                                                               ------------

TOTAL SECURITIES LENDING COLLATERAL...............................................................                3,906,135
                                                                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $121,810,637)..............................................................................             $146,536,589
                                                                                                               ============

                                                                                                   Percentage
                                                                                                   of Net Assets**
                                                                                                   ---------------
Industrials -- (Continued)
   General Electric Co............................................................................           3.0%
   Norfolk Southern Corp..........................................................................           1.5%
   Northrop Grumman Corp..........................................................................           0.9%
   Republic Services, Inc.........................................................................           0.6%
   Tyco International, Ltd........................................................................           0.5%
   Union Pacific Corp.............................................................................           2.6%
   Other Securities...............................................................................           2.6%
                                                                                                            ------
Total Industrials.................................................................................          13.1%
                                                                                                            ------

Information Technology -- (3.4%)
   Fidelity National Information Services, Inc....................................................           0.5%
   Other Securities...............................................................................           3.0%
                                                                                                            ------
Total Information Technology......................................................................           3.5%
                                                                                                            ------

Materials -- (3.4%)
   Alcoa, Inc.....................................................................................           0.9%
   International Paper Co.........................................................................           0.7%
   Other Securities...............................................................................           1.9%
                                                                                                            ------
Total Materials...................................................................................           3.5%
                                                                                                            ------

Telecommunication Services -- (6.0%)
   AT&T, Inc......................................................................................           3.7%
   CenturyLink, Inc...............................................................................           0.6%
  *Sprint Nextel Corp.............................................................................           0.7%
   Verizon Communications, Inc....................................................................           0.6%
   Other Securities...............................................................................           0.5%
                                                                                                            ------
Total Telecommunication Services..................................................................           6.1%
                                                                                                            ------

Utilities -- (1.2%)
   Public Service Enterprise Group, Inc...........................................................           0.6%
   Other Securities...............................................................................           0.7%
                                                                                                            ------
Total Utilities...................................................................................           1.3%
                                                                                                            ------
TOTAL COMMON STOCKS...............................................................................         100.0%
                                                                                                            ------

TEMPORARY CASH INVESTMENTS -- (0.0%)..............................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares............................           0.1%
                                                                                                            ------






SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@DFA Short Term Investment Fund................................................................           2.7%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $11,494 FNMA 3.50%,
 02/01/26, valued at $11,557) to be repurchased at $11,220........................................           0.0%
                                                                                                            ------

TOTAL SECURITIES LENDING COLLATERAL...............................................................           2.7%
                                                                                                            ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $121,810,637)..............................................................................         102.8%
                                                                                                            ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                               ----------------------------------------------

                                  Investment in Securities (Market Value)
                               ----------------------------------------------
                                 Level 1         Level 2   Level 3        Total
                               ------------     ----------   -------   ------------
Common Stocks
  Consumer Discretionary       $ 23,006,721             --     --      $ 23,006,721
  Consumer Staples               10,959,826             --     --        10,959,826
  Energy                         23,834,742             --     --        23,834,742
  Financials                     30,893,403             --     --        30,893,403
  Health Care                    14,623,505             --     --        14,623,505
  Industrials                    18,686,356             --     --        18,686,356
  Information Technology          5,038,684             --     --         5,038,684
  Materials                       4,972,889             --     --         4,972,889
  Telecommunication Services      8,742,554             --     --         8,742,554
  Utilities                       1,809,535             --     --         1,809,535
Temporary Cash Investments           62,239             --     --            62,239
Securities Lending Collateral            --     $3,906,135     --         3,906,135
                               ------------     ----------     ---     ------------
TOTAL                          $142,630,454     $3,906,135     --      $146,536,589
                               ============     ==========     ===     ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares     Value++     of Net Assets**
                                                 ------   -----------   ---------------
COMMON STOCKS -- (86.6%)
AUSTRALIA -- (4.3%)
   National Australia Bank, Ltd................. 31,228   $   929,740              0.8%
   Wesfarmers, Ltd.............................. 33,137     1,213,922              1.0%
   Other Securities.............................            3,574,029              3.1%
                                                          -----------             -----
TOTAL AUSTRALIA.................................            5,717,691              4.9%
                                                          -----------             -----

AUSTRIA -- (0.2%)
   Other Securities.............................              264,322              0.2%
                                                          -----------             -----

BELGIUM -- (0.9%)
   Other Securities.............................            1,135,093              1.0%
                                                          -----------             -----

CANADA -- (10.4%)
  #Encana Corp.................................. 34,656     1,164,418              1.0%
  #Manulife Financial Corp...................... 40,728       731,352              0.6%
  #Sun Life Financial, Inc...................... 22,308       730,200              0.6%
   Suncor Energy, Inc........................... 44,754     2,062,804              1.8%
   Talisman Energy, Inc......................... 30,965       747,820              0.6%
   Teck Resources, Ltd. Class B................. 17,100       929,507              0.8%
  #Thomson Reuters Corp......................... 17,778       720,778              0.6%
  #TransCanada Corp............................. 25,955     1,116,766              1.0%
   Other Securities.............................            5,781,578              4.9%
                                                          -----------             -----
TOTAL CANADA....................................           13,985,223             11.9%
                                                          -----------             -----

DENMARK -- (1.5%)
   Other Securities.............................            2,033,299              1.7%
                                                          -----------             -----

FINLAND -- (0.9%)
   Other Securities.............................            1,231,341              1.1%
                                                          -----------             -----

FRANCE -- (8.6%)
  #AXA SA....................................... 55,208     1,237,658              1.0%
   Cie de Saint-Gobain SA....................... 17,150     1,183,345              1.0%
   Credit Agricole SA........................... 46,369       771,301              0.7%
   GDF Suez SA.................................. 44,853     1,834,010              1.6%
   Lafarge SA...................................  9,439       668,303              0.6%
   Societe Generale Paris SA.................... 10,890       727,756              0.6%
   Vivendi SA................................... 54,476     1,708,093              1.5%
   Other Securities.............................            3,454,249              2.9%
                                                          -----------             -----
TOTAL FRANCE....................................           11,584,715              9.9%
                                                          -----------             -----

GERMANY -- (8.8%)
   Allianz SE...................................  4,151       652,169              0.5%
   Allianz SE Sponsored ADR..................... 70,836     1,115,667              0.9%
   Bayerische Motoren Werke AG..................  9,433       888,105              0.8%
   *Daimler AG.................................. 28,284     2,185,971              1.9%
   Deutsche Bank AG............................. 33,899     2,207,821              1.9%
   Deutsche Telekom AG Sponsored ADR............ 73,200     1,215,120              1.0%
  #E.ON AG...................................... 20,713       707,953              0.6%
   Munchener Rueckversicherungs-Gesellschaft AG.  5,412       892,736              0.8%
   Other Securities.............................            1,958,382              1.7%
                                                          -----------             -----
TOTAL GERMANY...................................           11,823,924             10.1%
                                                          -----------             -----

GREECE -- (0.0%)
   Other Securities.............................               61,974              0.1%
                                                          -----------             -----

HONG KONG -- (1.3%)
   Hutchison Whampoa, Ltd.                       62,000       709,863              0.6%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares      Value++     of Net Assets**
                                            -------   -----------   ----------------
  HONG KONG -- (Continued)
     Other Securities......................           $ 1,059,776            0.9%
                                                      -----------               ------
  TOTAL HONG KONG..........................             1,769,639            1.5%
                                                      -----------               ------

  IRELAND -- (0.1%)
     Other Securities......................               129,466            0.1%
                                                      -----------               ------

  ISRAEL -- (0.7%)
     Other Securities......................               950,350            0.8%
                                                      -----------               ------

  ITALY -- (1.6%)
     Intesa Sanpaolo SpA................... 188,353       625,607            0.5%
     UniCredit SpA......................... 236,724       609,639            0.5%
     Other Securities......................               868,610            0.8%
                                                      -----------               ------
  TOTAL ITALY..............................             2,103,856            1.8%
                                                      -----------               ------

  JAPAN -- (17.6%)
     Mitsubishi UFJ Financial Group, Inc... 409,800     1,966,871            1.7%
     Mitsui & Co., Ltd.....................  54,300       966,273            0.8%
     Sony Corp. Sponsored ADR..............  29,100       823,821            0.7%
     Sumitomo Mitsui Financial Group, Inc..  22,500       698,892            0.6%
     Toyota Motor Corp. Sponsored ADR......  34,218     2,726,490            2.3%
     Other Securities......................            16,356,187           14.0%
                                                      -----------               ------
  TOTAL JAPAN..............................            23,538,534           20.1%
                                                      -----------               ------

  NETHERLANDS -- (3.6%)
     ArcelorMittal NV......................  36,543     1,350,481            1.1%
    *ING Groep NV..........................  76,119     1,002,811            0.9%
     Other Securities......................             2,535,273            2.2%
                                                      -----------               ------
  TOTAL NETHERLANDS........................             4,888,565            4.2%
                                                      -----------               ------

  NEW ZEALAND -- (0.1%)
     Other Securities......................               100,822            0.1%
                                                      -----------               ------

  NORWAY -- (0.9%)
     Other Securities......................             1,227,746            1.0%
                                                      -----------               ------

  PORTUGAL -- (0.1%)
     Other Securities......................               111,118            0.1%
                                                      -----------               ------

  SINGAPORE -- (1.0%)
     Other Securities......................             1,313,680            1.1%
                                                      -----------               ------

  SPAIN -- (2.3%)
    #Banco Santander SA....................  55,331       706,604            0.6%
     Other Securities......................             2,426,219            2.1%
                                                      -----------               ------
  TOTAL SPAIN..............................             3,132,823            2.7%
                                                      -----------               ------

  SWEDEN -- (2.5%)
     Nordea Bank AB........................  77,229       880,526            0.8%
     Other Securities......................             2,497,107            2.1%
                                                      -----------               ------
  TOTAL SWEDEN.............................             3,377,633            2.9%
                                                      -----------               ------

  SWITZERLAND -- (4.6%)
     Credit Suisse Group AG................  18,064       822,213            0.7%
     Holcim, Ltd. AG.......................  10,522       916,803            0.8%
     Novartis AG ADR.......................  10,786       638,208            0.6%
     Swiss Reinsurance Co., Ltd. AG........  12,607       752,216            0.6%
     *UBS AG...............................  37,291       746,289            0.6%
     Zurich Financial Services AG..........   4,524     1,272,052            1.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                             Percentage
                                                                                  Shares        Value++      of Net Assets**
                                                                                 ----------   ------------   ---------------
SWITZERLAND -- (Continued)
 Other Securities                                                                             $    953,388             0.8%
                                                                                              ------------            -------
TOTAL SWITZERLAND...............................................................                 6,101,169             5.2%
                                                                                              ------------            -------

UNITED KINGDOM -- (14.6%)
 Aviva P.L.C.                                                                        93,481        699,607             0.6%
 Barclays P.L.C. Sponsored ADR                                                       64,148      1,222,019             1.0%
 BP P.L.C. Sponsored ADR                                                             39,956      1,843,570             1.6%
 Royal Dutch Shell P.L.C. ADR                                                        70,906      5,556,194             4.8%
 Vodafone Group P.L.C.                                                              672,985      1,945,457             1.7%
 Vodafone Group P.L.C. Sponsored ADR                                                 97,727      2,845,810             2.4%
 Xstrata P.L.C.                                                                      46,073      1,181,726             1.0%
 Other Securities                                                                                4,339,202             3.7%
                                                                                              ------------            -------
TOTAL UNITED KINGDOM                                                                            19,633,585            16.8%
                                                                                              ------------            -------
TOTAL COMMON STOCKS                                                                            116,216,568            99.3%
                                                                                              ------------            -------

RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
 Other Securities                                                                             $        813             0.0%
                                                                                              ------------            -------

SPAIN -- (0.0%)
 Other Securities                                                                                    5,591             0.0%
                                                                                              ------------            -------
TOTAL RIGHTS/WARRANTS                                                                                6,404             0.0%
                                                                                              ------------            -------

                                                                                       Face
                                                                                     Amount
                                                                                     ------
                                                                                                    Value+
                                                                                      (000)         ------
TEMPORARY CASH INVESTMENTS -- (0.2%)............................................
 Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
   (Collateralized by $230,000 FNMA 2.24%, 07/06/15, valued at $235,750) to be
   repurchased at $229,004......................................................       $229        229,000             0.2%
                                                                                              ------------            -------

                                                                                    Shares/
                                                                                       Face
                                                                                     Amount
                                                                                    -------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (13.2%)........................................
(S)@DFA Short Term Investment Fund.............................................. 12,375,000     12,375,000            10.6%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at
 $5,406,411)## to be repurchased at $5,300,421..................................     $5,300      5,300,403             4.5%
                                                                                              ------------            -------
TOTAL SECURITIES LENDING COLLATERAL.............................................                17,675,403            15.1%
                                                                                              ------------            -------

TOTAL INVESTMENTS -- (100.0%) (Cost $122,354,775)...............................              $134,127,375           114.6%
                                                                                              ============            =======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                               ----------------------------------------------

                                  Investment in Securities (Market Value)
                               ----------------------------------------------
                                 Level 1         Level 2   Level 3        Total
                               -----------     -----------   -------   ------------
Common Stocks
  Australia                    $    28,228     $ 5,689,463     --      $  5,717,691
  Austria                               --         264,322     --           264,322
  Belgium                               --       1,135,093     --         1,135,093
  Canada                        13,985,223              --     --        13,985,223
  Denmark                               --       2,033,299     --         2,033,299
  Finland                               --       1,231,341     --         1,231,341
  France                           129,173      11,455,542     --        11,584,715
  Germany                        2,330,787       9,493,137     --        11,823,924
  Greece                                --          61,974     --            61,974
  Hong Kong                             --       1,769,639     --         1,769,639
  Ireland                          129,466              --     --           129,466
  Israel                           117,860         832,490     --           950,350
  Italy                            372,744       1,731,112     --         2,103,856
  Japan                          3,550,311      19,988,223     --        23,538,534
  Netherlands                      666,682       4,221,883     --         4,888,565
  New Zealand                           --         100,822     --           100,822
  Norway                                --       1,227,746     --         1,227,746
  Portugal                              --         111,118     --           111,118
  Singapore                             --       1,313,680     --         1,313,680
  Spain                            795,047       2,337,776     --         3,132,823
  Sweden                           377,112       3,000,521     --         3,377,633
  Switzerland                      638,208       5,462,961     --         6,101,169
  United Kingdom                12,304,240       7,329,345     --        19,633,585
Rights/Warrants
  Portugal                             813              --     --               813
  Spain                              5,591              --     --             5,591
Temporary Cash Investments              --         229,000     --           229,000
Securities Lending Collateral           --      17,675,403     --        17,675,403
                               -----------     -----------     ---     ------------

TOTAL                          $35,431,485     $98,695,890     --      $134,127,375
                               ===========     ===========     ===     ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                       Percentage
                                              Shares     Value++     of Net Assets**
                                              ------   -----------   ---------------
COMMON STOCKS -- (85.5%)
AUSTRALIA -- (6.6%)
    Other Securities.........................          $ 6,919,764              7.7%
                                                       -----------             -----

AUSTRIA -- (0.9%)
    Other Securities.........................              906,445              1.0%
                                                       -----------             -----

BELGIUM -- (1.1%)
    Ackermans & van Haaren NV................  2,011       210,373              0.2%
    Other Securities.........................              946,131              1.1%
                                                       -----------             -----
TOTAL BELGIUM................................            1,156,504              1.3%
                                                       -----------             -----

CANADA -- (10.0%)
   *Celestica, Inc........................... 16,300       180,374              0.2%
   *Consolidated Thompson Iron Mines, Ltd.... 13,300       240,655              0.3%
    Methanex Corp............................  5,417       175,137              0.2%
   *Quadra FNX Mining, Ltd................... 10,651       174,824              0.2%
   #Ritchie Brothers Auctioneers, Inc........  6,300       197,493              0.2%
  #*Silver Standard Resources, Inc...........  4,900       170,437              0.2%
    Other Securities.........................            9,290,951             10.3%
                                                       -----------             -----
TOTAL CANADA.................................           10,429,871             11.6%
                                                       -----------             -----

DENMARK -- (0.9%)
    Other Securities.........................              950,204              1.0%
                                                       -----------             -----

FINLAND -- (2.3%)
    Yit Oyj..................................  5,529       165,871              0.2%
    Other Securities.........................            2,187,849              2.4%
                                                       -----------             -----
TOTAL FINLAND................................            2,353,720              2.6%
                                                       -----------             -----

FRANCE -- (4.6%)
    Arkema SA................................  2,964       308,701              0.3%
   *Atos Origin SA...........................  3,083       189,953              0.2%
   *Cie Generale de Geophysique - Veritas SA.  8,042       283,303              0.3%
   #Neopost SA...............................  1,789       170,760              0.2%
    Nexans SA................................  2,122       224,897              0.3%
    Zodiac Aerospace SA......................  2,571       201,781              0.2%
    Other Securities.........................            3,409,079              3.8%
                                                       -----------             -----
TOTAL FRANCE.................................            4,788,474              5.3%
                                                       -----------             -----

GERMANY -- (4.7%)
   #Aixtron SE...............................  5,535       235,068              0.3%
    Bilfinger Berger SE......................  2,546       245,099              0.3%
    Rheinmetall AG...........................  1,941       174,007              0.2%
    Rhoen-Klinikum AG........................  7,370       168,574              0.2%
   #Software AG..............................  1,160       219,550              0.2%
    Stada Arzneimittel AG....................  4,339       191,844              0.2%
    Symrise AG...............................  6,477       213,193              0.2%
    Other Securities.........................            3,469,698              3.9%
                                                       -----------             -----
TOTAL GERMANY................................            4,917,033              5.5%
                                                       -----------             -----

GREECE -- (0.7%)
    Other Securities.........................              711,053              0.8%
                                                       -----------             -----

HONG KONG -- (2.3%)
    Other Securities.........................            2,382,433              2.6%
                                                       -----------             -----

IRELAND -- (0.8%)
    Other Securities.........................              859,398              0.9%
                                                       -----------             -----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        -------   -----------   ---------------
ISRAEL -- (0.7%)
    Other Securities...................           $   739,320              0.8%
                                                  -----------             -----

ITALY -- (3.0%)
    Bulgari SpA........................   9,945       181,138              0.2%
    Prysmian SpA.......................   8,904       210,181              0.3%
    Other Securities...................             2,725,844              3.0%
                                                  -----------             -----
TOTAL ITALY............................             3,117,163              3.5%
                                                  -----------             -----

JAPAN -- (17.0%)
    Other Securities...................            17,701,467             19.7%
                                                  -----------             -----

NETHERLANDS -- (1.8%)
    SBM Offshore NV....................  10,126       296,140              0.3%
    Other Securities...................             1,528,030              1.7%
                                                  -----------             -----
TOTAL NETHERLANDS......................             1,824,170              2.0%
                                                  -----------             -----

NEW ZEALAND -- (0.7%)
    Other Securities...................               687,694              0.8%
                                                  -----------             -----

NORWAY -- (1.0%)
    Other Securities...................             1,056,274              1.2%
                                                  -----------             -----

PORTUGAL -- (0.4%)
    Other Securities...................               419,861              0.5%
                                                  -----------             -----

SINGAPORE -- (1.3%)
    Other Securities...................             1,318,122              1.5%
                                                  -----------             -----

SPAIN -- (2.0%)
    Other Securities...................             2,117,425              2.3%
                                                  -----------             -----

SWEDEN -- (2.5%)
    Elekta AB Series B.................   5,600       255,572              0.3%
   #Trelleborg AB Series B.............  14,007       169,509              0.2%
    Other Securities...................             2,187,779              2.4%
                                                  -----------             -----
TOTAL SWEDEN...........................             2,612,860              2.9%
                                                  -----------             -----

SWITZERLAND -- (5.1%)
    Aryzta AG..........................   6,721       374,888              0.4%
  #*Clariant AG........................  15,895       329,979              0.4%
   #Galenica Holding AG................     362       239,040              0.2%
    Helvetia Holding AG................     360       169,025              0.2%
    Sulzer AG..........................   1,358       245,323              0.3%
    Other Securities...................             3,964,066              4.4%
                                                  -----------             -----
TOTAL SWITZERLAND......................             5,322,321              5.9%
                                                  -----------             -----

UNITED KINGDOM -- (15.1%)
    Babcock International Group P.L.C..  19,735       211,402              0.2%
    Carillion P.L.C....................  33,513       219,955              0.2%
   *Cookson Group P.L.C................  14,023       168,235              0.2%
    Croda International P.L.C..........   6,477       203,504              0.2%
    GKN P.L.C..........................  67,098       250,374              0.3%
    Hiscox, Ltd. P.L.C.................  24,784       171,052              0.2%
    IG Group Holdings P.L.C............  23,010       180,017              0.2%
    IMI P.L.C..........................  11,083       202,828              0.2%
    Informa P.L.C......................  27,716       193,388              0.2%
    Logica P.L.C....................... 104,847       237,533              0.3%
    Meggitt P.L.C......................  51,855       311,996              0.4%
    Michael Page International P.L.C...  21,322       197,349              0.2%
    Mondi P.L.C........................  21,959       218,248              0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                     Shares          Value++     of Net Assets**
                                                                     ------ -        ------- -   ---------------

UNITED KINGDOM -- (Continued)
   Pennon Group P.L.C..........................................      17,426     $    192,497               0.2%
  *Rentokil Initial P.L.C......................................     112,929          178,398               0.2%
   Spirax-Sarco Engineering P.L.C..............................       6,100          205,094               0.2%
   Travis Perkins P.L.C........................................      12,806          230,655               0.3%
   United Business Media P.L.C.................................      16,744          169,332               0.2%
   William Hill P.L.C..........................................      44,281          165,541               0.2%
   Other Securities............................................                   11,856,317              13.2%
                                                                                ------------              -------
TOTAL UNITED KINGDOM...........................................                   15,763,715              17.5%
                                                                                ------------              -------
TOTAL COMMON STOCKS............................................                   89,055,291              98.9%
                                                                                ------------              -------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities............................................                            8               0.0%
                                                                                ------------              -------

BELGIUM -- (0.0%)
   Other Securities............................................                          227               0.0%
                                                                                ------------              -------

FINLAND -- (0.0%)
   Other Securities............................................                        4,429               0.0%
                                                                                ------------              -------

GREECE -- (0.0%)
   Other Securities............................................                           82               0.0%
                                                                                ------------              -------

NORWAY -- (0.0%)
   Other Securities............................................                           14               0.0%
                                                                                ------------              -------

PORTUGAL -- (0.0%)
   Other Securities............................................                          278               0.0%
                                                                                ------------              -------

SINGAPORE -- (0.0%)
   Other Securities............................................                        9,044               0.0%
                                                                                ------------              -------

SPAIN -- (0.0%)
   Other Securities............................................                        1,036               0.0%
                                                                                ------------              -------

UNITED KINGDOM -- (0.0%)
   Other Securities............................................                          277               0.0%
                                                                                ------------              -------
TOTAL RIGHTS/WARRANTS..........................................                       15,395               0.0%
                                                                                ------------              -------
                                                                    Shares/
                                                                       Face
                                                                     Amount           Value+
                                                                -----------     ------------
                                                                      (000)

SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@DFA Short Term Investment Fund.............................  13,483,931       13,483,931              15.0%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,..
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r),
  06/01/35, valued at $1,644,769)## to be repurchased at
  $1,612,524                                                    $     1,613        1,612,519               1.8%
                                                                                ------------              -------
TOTAL SECURITIES LENDING COLLATERAL............................                   15,096,450              16.8%
                                                                                ------------              -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $92,731,164)............................................                 $104,167,136             115.7%
                                                                                ============              =======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1         Level 2       Level 3        Total
                               -----------     -----------     -------     ------------
Common Stocks.................
  Australia................... $   163,900     $ 6,755,864       --        $  6,919,764
  Austria.....................          --         906,445       --             906,445
  Belgium.....................          --       1,156,504       --           1,156,504
  Canada......................  10,429,871              --       --          10,429,871
  Denmark.....................          --         950,204       --             950,204
  Finland.....................          --       2,353,720       --           2,353,720
  France......................          --       4,788,474       --           4,788,474
  Germany.....................         131       4,916,902       --           4,917,033
  Greece......................          --         711,053       --             711,053
  Hong Kong...................      22,459       2,359,974       --           2,382,433
  Ireland.....................         929         858,469       --             859,398
  Israel......................      66,613         672,707       --             739,320
  Italy.......................          --       3,117,163       --           3,117,163
  Japan.......................      25,149      17,676,318       --          17,701,467
  Netherlands.................          --       1,824,170       --           1,824,170
  New Zealand.................          --         687,694       --             687,694
  Norway......................          --       1,056,274       --           1,056,274
  Portugal....................          --         419,861       --             419,861
  Singapore...................          --       1,318,122       --           1,318,122
  Spain.......................      14,765       2,102,660       --           2,117,425
  Sweden......................         632       2,612,228       --           2,612,860
  Switzerland.................          --       5,322,321       --           5,322,321
  United Kingdom..............         938      15,762,777       --          15,763,715
Rights/Warrants...............
  Australia...................           8              --       --                   8
  Belgium.....................          85             142       --                 227
  Finland.....................          --           4,429       --               4,429
  Greece......................          --              82       --                  82
  Norway......................          --              14       --                  14
  Portugal....................         278              --       --                 278
  Singapore...................       9,044              --       --               9,044
  Spain.......................       1,015              21       --               1,036
  United Kingdom..............          --             277       --                 277
Securities Lending Collateral.          --      15,096,450       --          15,096,450
                               -----------     -----------       --        ------------
TOTAL                          $10,735,817     $93,431,319       --        $104,167,136
                               ===========     ===========       ==        ============


                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                      Face
                                                     Amount   Value+
                                                     ------ -----------
                                                     (000)
        AGENCY OBLIGATIONS -- (39.8%)
        Federal Farm Credit Bank
            2.250%, 04/24/12........................ $1,300 $ 1,324,124
            0.400%, 11/02/12........................    500     499,218
        Federal Home Loan Bank
            2.250%, 04/13/12........................  2,000   2,036,668
            1.125%, 05/18/12........................  2,300   2,318,821
        #   1.375%, 06/08/12........................  1,200   1,213,356
            1.875%, 06/20/12........................  1,400   1,423,773
        #   4.625%, 10/10/12........................    300     318,067
            1.750%, 12/14/12........................  1,000   1,018,572
        Federal Home Loan Mortgage Corporation
            1.125%, 04/25/12........................  1,500   1,511,844
            5.125%, 07/15/12........................  1,500   1,586,886
            1.125%, 07/27/12........................  2,000   2,016,658
            1.000%, 08/28/12........................  2,000   2,014,748
        #   0.375%, 11/30/12........................  2,800   2,793,151
            4.125%, 12/21/12........................  1,100   1,163,393
            0.625%, 12/28/12........................  1,000   1,001,119
            1.375%, 01/09/13........................  1,800   1,824,334
            0.750%, 03/28/13........................  4,500   4,509,297
            1.625%, 04/15/13........................    500     509,371
        Federal National Mortgage Association
            1.875%, 04/20/12........................  3,200   3,248,157
            4.375%, 09/15/12........................  3,200   3,370,915
            0.500%, 10/30/12........................  1,700   1,699,951
        #   1.750%, 02/22/13........................  3,600   3,671,017
            4.375%, 03/15/13........................  1,000   1,069,318
            3.250%, 04/09/13........................    700     735,904
        Tennessee Valley Authority
            6.790%, 05/23/12........................  1,000   1,068,440
                                                            -----------
        TOTAL AGENCY OBLIGATIONS....................         43,947,102
                                                            -----------

        BONDS -- (38.2%)
        Bank of Nova Scotia Floating Rate Note
        (r)  0.560%, 03/05/12.......................  1,750   1,752,856
        Berkshire Hathaway, Inc. Floating Rate Note
        (r)  0.492%, 02/10/12.......................  1,000   1,001,450
        (r)  0.742%, 02/11/13.......................  1,500   1,507,659
        BNP Paribas
            2.125%, 12/21/12........................    500     508,148

                                                          Face
                                                         Amount   Value+
                                                         ------ ----------
                                                         (000)
      BNP Paribas Floating Rate Note
      (r)  0.554%, 02/01/12............................. $2,000 $2,000,444
      Citigroup Funding, Inc.
          1.875%, 11/15/12..............................    600    612,564
      Eksportfinans ASA
          5.000%, 02/14/12..............................  1,000  1,035,752
      European Investment Bank
          2.875%, 03/15/13..............................  2,000  2,081,048
      General Electric Capital Corp.
          2.200%, 06/08/12..............................    500    510,300
          5.250%, 10/19/12..............................    750    796,528
          2.800%, 01/08/13..............................    500    513,273
      General Electric Capital Corp. Floating Rate Note
      (r)  0.434%, 11/01/12.............................    400    399,584
      Inter-American Development Bank
          4.375%, 09/20/12..............................  2,100  2,210,153
      Japan Finance Corp.
          2.000%, 06/24/11..............................    700    701,459
      JPMorgan Chase & Co.
          5.375%, 10/01/12..............................    800    848,847
      JPMorgan Chase & Co. Floating Rate Note
      (r)  1.060%, 06/13/11.............................  1,500  1,501,325
      Kreditanstalt fuer Wiederaufbau
          1.250%, 06/15/12..............................    500    504,925
          1.875%, 01/14/13..............................  1,000  1,022,091
      Landeskreditbank Baden-Wuerttemberg Foerderbank
          4.875%, 01/13/12..............................    600    618,643
      Landwirtschaftliche Rentenbank
          1.875%, 09/24/12..............................  1,500  1,528,025
      Landwirtschaftliche Rentenbank AG.................
      #   3.250%, 03/15/13..............................  1,000  1,046,124
      Manitoba, Province of Canada
          2.125%, 04/22/13..............................    400    410,297
      Nordea Bank Finland P.L.C. Floating Rate Note
      (r)  0.791%, 02/07/13.............................  2,500  2,506,125
      Oesterreichische Kontrollbank AG
          4.750%, 11/08/11..............................  2,000  2,045,514
      Ontario, Province of Canada
          1.875%, 11/19/12..............................  2,000  2,039,910
      Royal Bank of Canada
          2.250%, 03/15/13..............................    300    308,895

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                         Face
                                                        Amount   Value+
                                                        ------ -----------
                                                        (000)
     Royal Bank of Canada Floating Rate Note
     (r)  0.460%, 12/12/12............................. $1,000 $ 1,000,831
     (r)  0.423%, 01/28/13.............................  1,025   1,025,122
     (r)  0.460%, 03/08/13.............................    300     300,121
     Sanofi-Aventis SA Floating Rate Note
     (r)  0.508%, 03/28/13.............................  1,000   1,001,567
     Shell International Finance BV Floating Rate Note
     (r)  0.659%, 06/22/12.............................  1,000   1,004,216
     Svenska Handelsbanken Floating Rate Note
     (r)  0.523%, 01/30/12.............................    500     500,895
     (r)  0.726%, 01/18/13.............................  1,000     999,210
     (r)  0.759%, 03/18/13.............................  1,000     999,116
     Toyota Motor Credit Corp. Floating Rate Note
     (r)  0.463%, 11/15/12.............................    500     499,772
     Wells Fargo & Co.
        4.375%, 01/31/13...............................  2,200   2,322,591
     Westpac Banking Corp.
        2.250%, 11/19/12...............................    500     509,591
     Westpac Banking Corp. Floating Rate Note
     (r)  0.534%, 08/17/12.............................  2,000   1,998,768
                                                               -----------
     TOTAL BONDS                                                42,173,739
                                                               -----------
     COMMERCIAL PAPER -- (13.2%)
     Caisse Cent Desjardins
        0.250%, 05/02/11...............................  1,700   1,699,987
        0.245%, 05/04/11...............................    800     799,990
        0.210%, 07/18/11...............................    300     299,853
     Commonwealth Bank
        0.190%, 07/15/11...............................  1,300   1,299,397
     Credit Agricole North America, Inc.
        0.325%, 05/24/11...............................  1,000     999,901
        0.315%, 06/01/11...............................  1,000     999,842
     NRW.BANK
        0.290%, 05/02/11...............................  1,000     999,993
        0.280%, 05/09/11...............................  1,400   1,399,962
        0.200%, 07/12/11...............................    300     299,868
     Old Line Funding LLC
        0.190%, 07/28/11...............................    600     599,790
     Paccar Financial Corp.
        0.230%, 05/06/11...............................  1,500   1,499,965
        0.220%, 06/07/11...............................    600     599,866
        0.190%, 07/13/11...............................    750     749,617

                                                      Face
                                                     Amount       Value+
                                                    ---------- ------------
                                                      (000)
     Rabobank USA Fin Corp.
        0.340%, 09/08/11........................... $    1,200 $  1,199,252
     Sheffield Receivables Corp.
        0.170%, 05/12/11...........................        500      499,971
        0.260%, 05/13/11...........................        400      399,974
        0.160%, 05/26/11...........................        250      249,965
                                                               ------------
     TOTAL COMMERCIAL PAPER                                      14,597,193
                                                               ------------

                                                     Shares
                                                    ----------
     TEMPORARY CASH INVESTMENTS -- (0.4%)
       BlackRock Liquidity Funds
        Tempcash Portfolio - Institutional Shares..    496,271      496,271
                                                               ------------

                                                     Shares/
                                                      Face
                                                     Amount
                                                    ----------
                                                      (000)
     SECURITIES LENDING COLLATERAL -- (8.4%)
     (S)@ DFA Short Term Investment Fund...........  9,237,017    9,237,017
      @ Repurchase Agreement, UBS Securities LLC
      0.06%, 05/02/11 (Collateralized by $27,258
      FNMA 3.50%, 02/01/26, valued at $27,407)
      to be repurchased at $26,608................. $       27       26,608
                                                               ------------
     TOTAL SECURITIES LENDING COLLATERAL                          9,263,625
                                                               ------------
     TOTAL INVESTMENTS -- (100.0%)
      (Cost $110,214,885)                                      $110,477,930
                                                               ============

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                            Valuation Inputs
                               -------------------------------------------
                                 Investment in Securities (Market Value)
                               -------------------------------------------
                               Level 1        Level 2    Level 3        Total
                               --------     ------------   -------   ------------
Agency Obligations............       --     $ 43,947,102     --      $ 43,947,102
Bonds.........................       --       42,173,739     --        42,173,739
Commercial Paper..............       --       14,597,193     --        14,597,193
Temporary Cash Investments.... $496,271               --     --           496,271
Securities Lending Collateral.       --        9,263,625     --         9,263,625
                               --------     ------------     --      ------------
TOTAL......................... $496,271     $109,981,659     --      $110,477,930
                               ========     ============     ==      ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  ------- -----------
                                                   (000)
           BONDS -- (82.4%)
           AUSTRALIA -- (5.6%)
           Commonwealth Bank of Australia
           (u)  2.700%, 11/25/14.................    700  $   724,682
           National Australia Bank, Ltd.
           (g)  5.375%, 12/08/14.................    700    1,259,650
           Suncorp Group, Ltd.
           (g)  4.000%, 01/16/14.................  1,300    2,278,804
           Westpac Banking Corp.
           (u)  4.200%, 02/27/15.................  1,500    1,587,399
           #(u) 3.000%, 08/04/15.................  1,500    1,509,804
                                                          -----------
           TOTAL AUSTRALIA.......................           7,360,339
                                                          -----------

           AUSTRIA -- (3.9%)
           Austria Government International Bond
           (u)  5.000%, 05/19/14.................  2,200    2,427,487
           Oesterreichische Kontrollbank AG
           #(u) 1.750%, 10/05/15.................  2,700    2,666,490
                                                          -----------
           TOTAL AUSTRIA.........................           5,093,977
                                                          -----------

           CANADA -- (10.2%)
           Bank of Nova Scotia
           (u)  3.400%, 01/22/15.................    500      521,744
           (u)  2.050%, 10/07/15.................  2,000    1,968,694
           British Columbia, Province of Canada
           (u)  2.850%, 06/15/15.................  2,000    2,082,484
           Manitoba, Province of Canada
           (u)  2.625%, 07/15/15.................  2,800    2,879,766
           Ontario, Province of Canada
           #(u) 1.875%, 09/15/15.................  2,700    2,686,497
           Ontario, Province of Canada
           (u) 2.950%, 02/05/15..................    500      523,086
           Royal Bank of Canada
           (u)  2.625%, 12/15/15.................  2,700    2,715,169
                                                          -----------
           TOTAL CANADA..........................          13,377,440
                                                          -----------

           FRANCE -- (7.5%)
           Agence Francaise de Developpement
           (g)  4.875%, 10/30/13.................  1,200    2,157,444
           BNP Paribas
           (u)  3.250%, 03/11/15.................  3,000    3,073,746

                                                     Face
                                                    Amount^   Value+
                                                    ------- -----------
                                                     (000)
        FRANCE -- (Continued)
        Societe Financement del'Economie Francaise
        (u)  2.875%, 09/22/14......................  2,000  $ 2,078,118
        Total Capital SA
        (u)  2.875%, 03/18/15......................  1,200    1,231,631
        (u)  3.125%, 10/02/15......................  1,200    1,243,586
                                                            -----------
        TOTAL FRANCE...............................           9,784,525
                                                            -----------

        GERMANY -- (4.5%)
        Kreditanstalt fuer Wiederaufbau
        (g)  3.125%, 12/08/14......................  1,400    2,402,800
        (u)  4.375%, 07/21/15......................    452      497,954
        Landwirtschaftliche Rentenbank
        (u)  3.125%, 07/15/15......................  2,500    2,618,302
        (u)  2.500%, 02/15/16......................    400      405,138
                                                            -----------
        TOTAL GERMANY..............................           5,924,194
                                                            -----------

        JAPAN -- (1.5%)
        Development Bank of Japan
        (u)  2.875%, 04/20/15......................  1,000    1,039,042
        Japan Finance Corp.
        (u)  1.875%, 09/24/15......................  1,000      979,472
                                                            -----------
        TOTAL JAPAN................................           2,018,514
                                                            -----------

        NETHERLANDS -- (7.7%)
        Bank Nederlandse Gemeenten
        (u)  3.125%, 01/12/15......................    500      521,421
        (u)  1.750%, 10/06/15......................    800      781,607
        (g)  2.375%, 12/23/15......................  1,000    1,635,909
        Nederlandse Waterschapsbank
        (u)  3.000%, 03/17/15......................  2,900    3,003,194
        Rabobank Nederland
        (g)  5.125%, 10/27/14......................    819    1,475,518
        (g)  4.000%, 09/10/15......................    600    1,039,511
        (u)  2.125%, 10/13/15......................  1,000      979,423
        Shell International Finance
        (u)  3.100%, 06/28/15......................    600      622,384
                                                            -----------
        TOTAL NETHERLANDS..........................          10,058,967
                                                            -----------

        NORWAY -- (4.9%)
        Eksportfinans ASA
        (u)  3.000%, 11/17/14......................  2,000    2,081,508
        (u)  2.000%, 09/15/15......................    800      792,874
        Kommunalbanken
        (u)  2.750%, 05/05/15......................  2,500    2,583,000

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      ------- -----------
                                                       (000)
      NORWAY -- (Continued)
      (u)  2.375%, 01/19/16..........................    900  $   905,087
                                                              -----------

      TOTAL NORWAY...................................           6,362,469
                                                              -----------
      SUPRANATIONAL
       ORGANIZATION
       OBLIGATIONS -- (13.0%)
      African Development Bank
      (u)  2.500%, 03/15/16..........................  2,000    2,036,920
      Asian Development Bank
      #(u) 2.625%, 02/09/15..........................  2,200    2,284,889
      Council of Europe Development Bank
      (g)  3.375%, 12/08/14..........................  1,764    3,065,054
      Eurofima
      (g)  6.125%, 10/14/14..........................    300      562,669
      European Bank for Reconstruction & Development
      (g)  5.875%, 08/04/14..........................  1,400    2,608,698
      (u)  1.625%, 09/03/15..........................    500      492,726
      European Investment Bank
      (u)  2.875%, 01/15/15..........................    400      418,894
      (u)  2.750%, 03/23/15..........................    400      416,262
      (g)  3.000%, 12/07/15..........................  1,200    2,027,915
      Nordic Investment Bank
      (g)  5.750%, 12/16/14..........................    220      412,083
      (u)  2.500%, 07/15/15..........................    400      410,693
      (u)  2.250%, 03/15/16..........................  2,200    2,218,718
                                                              -----------

      TOTAL SUPRANATIONAL
       ORGANIZATION
       OBLIGATIONS...................................          16,955,521
                                                              -----------
      SWEDEN -- (2.5%)
      Svensk Exportkredit AB
      (u)  3.250%, 09/16/14..........................  2,700    2,843,146
      (u)  1.750%, 10/20/15..........................    400      393,646
                                                              -----------
      TOTAL SWEDEN...................................           3,236,792
                                                              -----------
      UNITED KINGDOM -- (8.6%)
      Abbey National Treasury Services P.L.C.
        5.500%, 06/18/14.............................  1,700    3,009,733
      Barclays Bank P.L.C.
      (u)  5.200%, 07/10/14..........................  2,600    2,830,487
      Network Rail Infrastructure
       Finance P.L.C.
        4.875%, 11/27/15.............................  1,200    2,205,612

                                                 Face
                                                Amount^    Value+
                                                ------- ------------
                                                 (000)
           UNITED KINGDOM -- (Continued)
           United Kingdom Gilt
             2.750%, 01/22/15..................  1,900  $  3,256,004
                                                        ------------
           TOTAL UNITED KINGDOM................           11,301,836
                                                        ------------
           UNITED STATES -- (12.5%)
           Bank of New York Mellon Corp. (The)
             3.100%, 01/15/15.................. $  561       584,449
             2.950%, 06/18/15..................  1,000     1,029,005
             2.500%, 01/15/16..................    700       702,141
           General Electric Capital Corp.
           #   3.500%, 06/29/15................  2,500     2,598,967
             2.250%, 11/09/15..................    500       490,132
           Microsoft Corp.
             1.625%, 09/25/15..................  2,800     2,756,046
             2.500%, 02/08/16..................    700       710,384
           Novartis Capital Corp.
           #   2.900%, 04/24/15................    500       516,809
           Procter & Gamble Co. (The)
             3.150%, 09/01/15..................  1,000     1,047,792
           Toyota Motor Credit Corp.
             2.800%, 01/11/16..................  3,000     3,028,896
           Wal-Mart Stores, Inc.
             1.500%, 10/25/15..................  3,000     2,903,859
                                                        ------------
           TOTAL UNITED STATES.................           16,368,480
                                                        ------------
           TOTAL BONDS.........................          107,843,054
                                                        ------------
           AGENCY OBLIGATIONS -- (9.2%)
           Federal Home Loan Bank
             1.625%, 12/11/15..................  2,400     2,368,414
           Federal Home Loan Mortgage
            Corporation
             1.750%, 09/10/15..................  2,500     2,488,550
           Federal National Mortgage
            Association
           #   5.000%, 04/15/15................  2,000     2,257,044
             1.625%, 10/26/15..................  3,200     3,159,408
             5.000%, 03/15/16..................  1,500     1,700,832
                                                        ------------
           TOTAL AGENCY OBLIGATIONS............           11,974,248
                                                        ------------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                 Face
                                                Amount       Value+
                                               ---------- ------------
                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
  Repurchase Agreement, PNC Capital Markets,
   Inc. 0.19%, 05/02/11 (Collateralized by
   $1,065,000 FNMA 2.24%, 07/06/15, valued
   at $1,091,625) to be repurchased at
   $1,074,017................................. $    1,074 $  1,074,000
                                                          ------------

                                                Shares/
                                                 Face
                                                Amount
                                               ---------- ------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@ DFA Short Term Investment Fund...........  9,928,760    9,928,760
                                                          ------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $127,353,267)                                      $130,820,062
                                                          ============

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                       Valuation Inputs
                                          ------------------------------------------

                                            Investment in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $  7,360,339    --    $  7,360,339
  Austria................................   --       5,093,977    --       5,093,977
  Canada.................................   --      13,377,440    --      13,377,440
  France.................................   --       9,784,525    --       9,784,525
  Germany................................   --       5,924,194    --       5,924,194
  Japan..................................   --       2,018,514    --       2,018,514
  Netherlands............................   --      10,058,967    --      10,058,967
  Norway.................................   --       6,362,469    --       6,362,469
  Supranational Organization Obligations.   --      16,955,521    --      16,955,521
  Sweden.................................   --       3,236,792    --       3,236,792
  United Kingdom.........................   --      11,301,836    --      11,301,836
  United States..........................   --      16,368,480    --      16,368,480
Agency Obligations.......................   --      11,974,248    --      11,974,248
Temporary Cash Investments...............   --       1,074,000    --       1,074,000
Securities Lending Collateral............   --       9,928,760    --       9,928,760
Forward Currency Contracts**.............   --      (1,024,152)   --      (1,024,152)
                                            --    ------------    --    ------------
TOTAL....................................   --    $129,795,910    --    $129,795,910
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                          APRIL 30, 2011 (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                         VA            VA            VA
                                                                                    U.S. Targeted  U.S. Large   International
                                                                                        Value        Value          Value
                                                                                      Portfolio    Portfolio      Portfolio
                                                                                    ------------- ------------  -------------
ASSETS:
Investments at Value (including $13,619, $3,769 and $16,336 of securities on loan,
  respectively).................................................................... $    107,134  $    142,568  $    116,223
Temporary Cash Investments at Value & Cost.........................................          207            62           229
Collateral Received from Securities on Loan at Value & Cost........................           41            11         5,300
Affiliated Collateral Received from Securities on Loan at Value & Cost.............       14,192         3,895        12,375
Foreign Currencies at Value........................................................           --            --           339
Cash...............................................................................           --            --            16
Receivables:.......................................................................
 Investment Securities Sold........................................................           42            86           241
 Dividends, Interest and Tax Reclaims..............................................           26           123           471
 Securities Lending Income.........................................................            8             6            42
Unrealized Gain on Foreign Currency Contracts......................................           --            --             2
                                                                                    ------------  ------------  ------------
   Total Assets....................................................................      121,650       146,751       135,238
                                                                                    ------------  ------------  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned..................................................       14,233         3,906        17,675
 Investment Securities Purchased...................................................           23            36           419
 Fund Shares Redeemed..............................................................           25            30            10
 Due to Advisor....................................................................           31            29            38
 Loan Payable......................................................................           --           150            --
Accrued Expenses and Other Liabilities.............................................           15            14            13
                                                                                    ------------  ------------  ------------
   Total Liabilities...............................................................       14,327         4,165        18,155
                                                                                    ------------  ------------  ------------
NET ASSETS......................................................................... $    107,323  $    142,586  $    117,083
                                                                                    ============  ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)............................................    8,419,637     8,434,135     8,631,521
                                                                                    ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................... $      12.75  $      16.91  $      13.56
                                                                                    ============  ============  ============
Investments at Cost................................................................ $     96,892  $    117,842  $    104,450
                                                                                    ============  ============  ============
Foreign Currencies at Cost......................................................... $         --  $         --  $        334
                                                                                    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................... $    112,745  $    122,394  $    108,205
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)..........................................................................           84           540         1,065
Accumulated Net Realized Gain (Loss)...............................................      (15,748)       (5,074)       (3,980)
Net Unrealized Foreign Exchange Gain (Loss)........................................           --            --            15
Net Unrealized Appreciation (Depreciation).........................................       10,242        24,726        11,778
                                                                                    ------------  ------------  ------------
NET ASSETS......................................................................... $    107,323  $    142,586  $    117,083
                                                                                    ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED....................................................  100,000,000   100,000,000   100,000,000
                                                                                    ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                        VA            VA
                                                                                   International  Short-Term    VA Global
                                                                                       Small        Fixed         Bond
                                                                                     Portfolio    Portfolio     Portfolio
ASSETS:
Investments at Value (including $14,108, $9,076 and $9,746 of securities on loan,
  respectively)................................................................... $     89,071  $    100,718 $    119,817
Temporary Cash Investments at Value & Cost........................................           --           496        1,074
Collateral Received from Securities on Loan at Value & Cost.......................        1,613            27           --
Affiliated Collateral Received from Securities on Loan at Value & Cost............       13,484         9,237        9,929
Foreign Currencies at Value.......................................................          769            --           --
Cash..............................................................................            4            --           15
Receivables:......................................................................
 Investment Securities Sold.......................................................            4            --           --
 Dividends, Interest and Tax Reclaims.............................................          380           373        1,139
 Securities Lending Income........................................................           23             1            2
 Fund Shares Sold.................................................................           --            63           76
Unrealized Gain on Foreign Currency Contracts.....................................            1            --           --
                                                                                   ------------  ------------ ------------
   Total Assets...................................................................      105,349       110,915      132,052
                                                                                   ------------  ------------ ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................................       15,097         9,264        9,929
   Investment Securities Purchased................................................          196            --           --
   Fund Shares Redeemed...........................................................           11             3            2
   Due to Advisor.................................................................           36            21           24
Unrealized Loss on Forward Currency Contracts.....................................           --            --        1,024
Accrued Expenses and Other Liabilities............................................           10            11           13
                                                                                   ------------  ------------ ------------
   Total Liabilities..............................................................       15,350         9,299       10,992
                                                                                   ------------  ------------ ------------
NET ASSETS........................................................................ $     89,999  $    101,616 $    121,060
                                                                                   ============  ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................................    7,310,326     9,933,959   11,103,481
                                                                                   ============  ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                                  $      12.31  $      10.23 $      10.90
                                                                                   ============  ============ ============
Investments at Cost............................................................... $     77,635  $    100,455 $    116,350
                                                                                   ============  ============ ============
Foreign Currencies at Cost........................................................ $        752  $         -- $         --
                                                                                   ============  ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $     76,647  $    101,053 $    116,706
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income).........................................................................          360           144        1,268
Accumulated Net Realized Gain (Loss)..............................................        1,530           156          622
Net Unrealized Foreign Exchange Gain (Loss).......................................            9            --       (1,003)
Net Unrealized Appreciation (Depreciation)........................................       11,453           263        3,467
                                                                                   ------------  ------------ ------------
NET ASSETS........................................................................ $     89,999  $    101,616 $    121,060
                                                                                   ============  ============ ============
(1) NUMBER OF SHARES AUTHORIZED...................................................  100,000,000   100,000,000  100,000,000
                                                                                   ============  ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                              VA U.S.                   VA
                                                                             Targeted    VA U.S.   International
                                                                               Value   Large Value     Value
                                                                             Portfolio  Portfolio    Portfolio
                                                                             --------- ----------- -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $0 and $137, respectively).  $   598    $ 1,117      $ 1,576
 Income from Securities Lending.............................................       50         34           78
                                                                              -------    -------      -------
   Total Investment Income..................................................      648      1,151        1,654
                                                                              -------    -------      -------
Expenses
 Investment Advisory Services Fees..........................................      182        167          219
 Accounting & Transfer Agent Fees...........................................       16         17           19
 Custodian Fees.............................................................        5          3           19
 Shareholders' Reports......................................................        2          3            2
 Directors'/Trustees' Fees & Expenses.......................................        1          1            1
 Professional Fees..........................................................        3          2            2
 Other......................................................................        3          3            3
                                                                              -------    -------      -------
   Total Expenses...........................................................      212        196          265
                                                                              -------    -------      -------
 Net Investment Income (Loss)...............................................      436        955        1,389
                                                                              -------    -------      -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...............................................
   Investment Securities Sold...............................................    2,269      3,854          466
   Foreign Currency Transactions............................................       --         --           20
 Change in Unrealized Appreciation (Depreciation) of:.......................
   Investment Securities and Foreign Currency...............................   18,733     21,698       13,239
   Translation of Foreign Currency Denominated Amounts......................       --         --            4
                                                                              -------    -------      -------
 Net Realized and Unrealized Gain (Loss)....................................   21,002     25,552       13,729
                                                                              -------    -------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $21,438    $26,507      $15,118
                                                                              =======    =======      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                                 VA           VA
                                                                            International Short-Term VA Global
                                                                                Small       Fixed      Bond
                                                                              Portfolio   Portfolio  Portfolio
                                                                            ------------- ---------- ---------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $75, $0 and $0, respectively).    $   929         --          --
 Interest..................................................................         --      $ 368     $ 1,407
 Income from Securities Lending............................................         89          2           7
                                                                               -------      -----     -------
   Total Investment Income.................................................      1,018        370       1,414
                                                                               -------      -----     -------
Expenses
 Investment Advisory Services Fees.........................................        209        119         138
 Accounting & Transfer Agent Fees..........................................         17         15          18
 Custodian Fees............................................................         22          1           4
 Shareholders' Reports.....................................................          2          2           3
 Filing Fees...............................................................         --         --           1
 Directors'/Trustees' Fees & Expenses......................................         --          1           1
 Professional Fees.........................................................          2          2           2
 Other.....................................................................          3          2           2
                                                                               -------      -----     -------
   Total Expenses..........................................................        255        142         169
                                                                               -------      -----     -------
 Net Investment Income (Loss)..............................................        763        228       1,245
                                                                               -------      -----     -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold..............................................      2,725        160         965
   Foreign Currency Transactions...........................................         20         --        (330)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................     10,575       (167)     (1,790)
   Translation of Foreign Currency Denominated Amounts.....................          3         --        (597)
                                                                               -------      -----     -------
 Net Realized and Unrealized Gain (Loss)...................................     13,323         (7)     (1,752)
                                                                               -------      -----     -------
Net Increase (Decrease) in Net Assets Resulting from Operations............    $14,086      $ 221     $  (507)
                                                                               =======      =====     =======


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        VA U.S. Targeted Value Portfolio
                                                                        -------------------------------
                                                                                              Year
                                                                          Six Months         Ended
                                                                        Ended April 30,     Oct. 31,
                                                                             2011             2010
                                                                        ---------------     --------
                                                                          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..........................................    $    436         $    553
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................       2,269           (2,265)
   Futures.............................................................          --               77
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities...............................................      18,733           19,038
                                                                           --------          --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...      21,438           17,403
                                                                           --------          --------
Distributions From:
 Net Investment Income.................................................        (634)            (694)
                                                                           --------          --------
     Total Distributions...............................................        (634)            (694)
                                                                           --------          --------
Capital Share Transactions (1):
 Shares Issued.........................................................       4,797           22,094
 Shares Issued in Lieu of Cash Distributions...........................         634              694
 Shares Redeemed.......................................................     (12,763)         (12,953)
                                                                           --------          --------
   Net Increase (Decrease) from Capital Share Transactions.............      (7,332)           9,835
                                                                           --------          --------
   Total Increase (Decrease) in Net Assets.............................      13,472           26,544
Net Assets
 Beginning of Period...................................................      93,851           67,307
                                                                           --------          --------
 End of Period.........................................................    $107,323         $ 93,851
                                                                           ========          ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................         409            2,143
 Shares Issued in Lieu of Cash Distributions...........................          56               80
 Shares Redeemed.......................................................      (1,065)          (1,343)
                                                                           --------          --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........        (600)             880
                                                                           ========          ========
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)                                                       $     84         $    282

                                                                        VA U.S. Large Value Portfolio
                                                                        ----------------------------
                                                                                            Year
                                                                          Six Months       Ended
                                                                        Ended April 30,   Oct. 31,
                                                                             2011           2010
                                                                        ---------------   --------
                                                                          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..........................................    $    955       $  2,078
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................       3,854          6,279
   Futures.............................................................          --             49
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities...............................................      21,698         10,503
                                                                           --------        --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...      26,507         18,909
                                                                           --------        --------
Distributions From:
 Net Investment Income.................................................      (2,142)        (1,802)
                                                                           --------        --------
     Total Distributions...............................................      (2,142)        (1,802)
                                                                           --------        --------
Capital Share Transactions (1):
 Shares Issued.........................................................       9,766         24,655
 Shares Issued in Lieu of Cash Distributions...........................       2,142          1,802
 Shares Redeemed.......................................................     (16,359)       (20,726)
                                                                           --------        --------
   Net Increase (Decrease) from Capital Share Transactions.............      (4,451)         5,731
                                                                           --------        --------
   Total Increase (Decrease) in Net Assets.............................      19,914         22,838
Net Assets
 Beginning of Period...................................................     122,672         99,834
                                                                           --------        --------
 End of Period.........................................................    $142,586       $122,672
                                                                           ========        ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................         622          1,768
 Shares Issued in Lieu of Cash Distributions...........................         147            146
 Shares Redeemed.......................................................      (1,044)        (1,565)
                                                                           --------        --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........        (275)           349
                                                                           ========        ========
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)                                                       $    540       $  1,727

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                VA International Value Portfolio
                                                                                -------------------------------
                                                                                Six Months          Year
                                                                                   Ended           Ended
                                                                                 April 30,        Oct. 31,
                                                                                   2011             2010
                                                                                -----------       --------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..................................................  $  1,389         $  1,952
 Net Realized Gain (Loss) on:..................................................
   Investment Securities Sold..................................................       466              408
   Futures.....................................................................        --              (14)
   Foreign Currency Transactions...............................................        20               28
 Change in Unrealized Appreciation (Depreciation) of:..........................
   Investment Securities and Foreign Currency..................................    13,239            6,509
   Translation of Foreign Currency Denominated Amounts.........................         4                6
                                                                                 --------           --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........    15,118            8,889
                                                                                 --------           --------
Distributions From:
 Net Investment Income.........................................................    (2,109)          (1,910)
                                                                                 --------           --------
   Total Distributions.........................................................    (2,109)          (1,910)
                                                                                 --------           --------
Capital Share Transactions (1):
 Shares Issued.................................................................     8,479           31,939
 Shares Issued in Lieu of Cash Distributions...................................     2,109            1,910
 Shares Redeemed...............................................................   (10,115)         (12,577)
                                                                                 --------           --------
   Net Increase (Decrease) from Capital Share Transactions.....................       473           21,272
                                                                                 --------           --------
   Total Increase (Decrease) in Net Assets.....................................    13,482           28,251
Net Assets
 Beginning of Period...........................................................   103,601           75,350
                                                                                 --------           --------
 End of Period.................................................................  $117,083         $103,601
                                                                                 ========           ========
(1) Shares Issued and Redeemed:
 Shares Issued.................................................................       674            2,819
 Shares Issued in Lieu of Cash Distributions...................................       176              170
 Shares Redeemed...............................................................      (803)          (1,122)
                                                                                 --------           --------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................        47            1,867
                                                                                 ========           ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                        $  1,065         $  1,785

                                                                                VA International Small Portfolio
                                                                                -------------------------------
                                                                                Six Months          Year
                                                                                   Ended           Ended
                                                                                 April 30,        Oct. 31,
                                                                                   2011             2010
                                                                                -----------       --------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..................................................   $   763         $ 1,233
 Net Realized Gain (Loss) on:..................................................
   Investment Securities Sold..................................................     2,725             807
   Futures.....................................................................        --            (160)
   Foreign Currency Transactions...............................................        20              23
 Change in Unrealized Appreciation (Depreciation) of:..........................
   Investment Securities and Foreign Currency..................................    10,575           8,980
   Translation of Foreign Currency Denominated Amounts.........................         3               4
                                                                                  -------         -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........    14,086          10,887
                                                                                  -------         -------
Distributions From:
 Net Investment Income.........................................................    (1,598)         (1,130)
                                                                                  -------         -------
   Total Distributions.........................................................    (1,598)         (1,130)
                                                                                  -------         -------
Capital Share Transactions (1):
 Shares Issued.................................................................     6,736          17,596
 Shares Issued in Lieu of Cash Distributions...................................     1,598           1,130
 Shares Redeemed...............................................................    (8,971)         (9,289)
                                                                                  -------         -------
   Net Increase (Decrease) from Capital Share Transactions.....................      (637)          9,437
                                                                                  -------         -------
   Total Increase (Decrease) in Net Assets.....................................    11,851          19,194
Net Assets
 Beginning of Period...........................................................    78,148          58,954
                                                                                  -------         -------
 End of Period.................................................................   $89,999         $78,148
                                                                                  =======         =======
(1) Shares Issued and Redeemed:
 Shares Issued.................................................................       594           1,812
 Shares Issued in Lieu of Cash Distributions...................................       148             123
 Shares Redeemed...............................................................      (791)           (984)
                                                                                  -------         -------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................       (49)            951
                                                                                  =======         =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                         $   360         $ 1,195

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                VA Short-Term Fixed Portfolio
                                                                                ----------------------------
                                                                                Six Months        Year
                                                                                   Ended         Ended
                                                                                 April 30,      Oct. 31,
                                                                                   2011           2010
                                                                                -----------     --------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..................................................  $    228       $    521
 Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................       160            414
   Foreign Currency Transactions...............................................        --             --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................      (167)            54
   Translation of Foreign Currency Denominated Amounts.........................        --             --
                                                                                 --------         --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........       221            989
                                                                                 --------         --------
Distributions From:
 Net Investment Income.........................................................      (489)        (1,247)
 Net Short-Term Gains..........................................................      (262)            --
 Net Long-Term Gains...........................................................      (149)          (508)
                                                                                 --------         --------
   Total Distributions.........................................................      (900)        (1,755)
                                                                                 --------         --------
Capital Share Transactions (1):
 Shares Issued.................................................................    16,391         17,291
 Shares Issued in Lieu of Cash Distributions...................................       900          1,755
 Shares Redeemed...............................................................    (4,162)       (11,362)
                                                                                 --------         --------
   Net Increase (Decrease) from Capital Share Transactions.....................    13,129          7,684
                                                                                 --------         --------
   Total Increase (Decrease) in Net Assets.....................................    12,450          6,918
Net Assets
 Beginning of Period...........................................................    89,166         82,248
                                                                                 --------         --------
 End of Period.................................................................  $101,616       $ 89,166
                                                                                 ========         ========
(1) Shares Issued and Redeemed:
 Shares Issued.................................................................     1,604          1,686
 Shares Issued in Lieu of Cash Distributions...................................        89            172
 Shares Redeemed...............................................................      (407)        (1,107)
                                                                                 --------         --------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................     1,286            751
                                                                                 ========         ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                        $    144       $    405

                                                                                VA Global Bond Portfolio
                                                                                -----------------------
                                                                                Six Months      Year
                                                                                   Ended       Ended
                                                                                 April 30,    Oct. 31,
                                                                                   2011         2010
                                                                                -----------   --------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..................................................  $  1,245     $  2,626
 Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................       965        3,190
   Foreign Currency Transactions...............................................      (330)       2,065
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................    (1,790)        (258)
   Translation of Foreign Currency Denominated Amounts.........................      (597)        (137)
                                                                                 --------     --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........      (507)       7,486
                                                                                 --------     --------
Distributions From:
 Net Investment Income.........................................................    (4,536)      (3,642)
 Net Short-Term Gains..........................................................      (455)          --
 Net Long-Term Gains...........................................................    (2,681)          --
                                                                                 --------     --------
   Total Distributions.........................................................    (7,672)      (3,642)
                                                                                 --------     --------
Capital Share Transactions (1):
 Shares Issued.................................................................    17,825       19,626
 Shares Issued in Lieu of Cash Distributions...................................     7,672        3,642
 Shares Redeemed...............................................................    (4,212)      (8,799)
                                                                                 --------     --------
   Net Increase (Decrease) from Capital Share Transactions.....................    21,285       14,469
                                                                                 --------     --------
   Total Increase (Decrease) in Net Assets.....................................    13,106       18,313
Net Assets
 Beginning of Period...........................................................   107,954       89,641
                                                                                 --------     --------
 End of Period.................................................................  $121,060     $107,954
                                                                                 ========     ========
(1) Shares Issued and Redeemed:
 Shares Issued.................................................................     1,632        1,741
 Shares Issued in Lieu of Cash Distributions...................................       714          328
 Shares Redeemed...............................................................      (378)        (770)
                                                                                 --------     --------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................     1,968        1,299
                                                                                 ========     ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                        $  1,268     $  4,559

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    VA U.S. Targeted Value Portfolio
                                          -----------------------------------------------------------------------------------
                                          Six Months       Year       Year       Period          Year        Year       Year
                                             Ended        Ended      Ended    Dec. 1, 2007      Ended       Ended      Ended
                                           April 30,     Oct. 31,   Oct. 31,       to          Nov. 30,    Nov. 30,   Nov. 30,
                                             2011          2010       2009    Oct. 31, 2008      2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.....  $  10.40     $  8.27    $  8.13       $ 13.25      $  17.23    $  16.57    $ 16.95
                                           --------     -------    -------       -------      --------    --------    -------
Income from Investment Operations........
 Net Investment Income (Loss)............      0.05(A)     0.07(A)    0.08(A)       0.12(A)       0.15(A)     0.15(A)    0.05
 Net Gains (Losses) on
   Securities (Realized and Unrealized)..      2.37        2.15       0.24         (3.98)        (1.85)       2.63       1.42
                                           --------     -------    -------       -------      --------    --------    -------
   Total from Investment Operations......      2.42        2.22       0.32         (3.86)        (1.70)       2.78       1.47
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions.......................
 Net Investment Income...................     (0.07)      (0.09)     (0.14)        (0.14)        (0.14)      (0.05)     (0.06)
 Net Realized Gains......................        --          --      (0.04)        (1.12)        (2.14)      (2.07)     (1.79)
                                           --------     -------    -------       -------      --------    --------    -------
   Total
     Distributions.......................     (0.07)      (0.09)     (0.18)        (1.26)        (2.28)      (2.12)     (1.85)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...........  $  12.75     $ 10.40    $  8.27       $  8.13      $  13.25    $  17.23    $ 16.57
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.............................     23.36%(C)   27.00%      4.32%       (32.03)%(C)   (11.45)%     19.33%      9.61%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....  $107,323     $93,851    $67,307       $69,829      $101,695    $100,337    $77,914
Ratio of Expenses to Average Net Assets..      0.41%(B)    0.42%      0.45%         0.50%(B)      0.56%       0.57%      0.63%
Ratio of Net Investment Income to
 Average Net Assets......................      0.85%(B)    0.68%      1.11%         1.24%(B)      1.01%       0.93%      0.33%
Portfolio Turnover Rate..................         5%(C)      32%        19%           23%(C)        32%         38%        35%
-------------------------------------------------------------------------------------------------------------------------------

                                                                      VA U.S. Large Value Portfolio
                                          ------------------------------------------------------------------------------------
                                          Six Months       Year        Year       Period          Year        Year       Year
                                             Ended        Ended       Ended    Dec. 1, 2007      Ended       Ended      Ended
                                           April 30,     Oct. 31,    Oct. 31,       to          Nov. 30,    Nov. 30,   Nov. 30,
                                             2011          2010        2009    Oct. 31, 2008      2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.....  $  14.09     $  11.94    $ 11.10       $ 17.45      $  18.89    $  16.93    $ 15.01
                                           --------     --------    -------       -------      --------    --------    -------
Income from Investment Operations........
 Net Investment Income (Loss)............      0.11(A)      0.25(A)    0.23(A)       0.27(A)       0.24(A)     0.25(A)    0.19
 Net Gains (Losses) on
   Securities (Realized and Unrealized)..      2.96         2.12       0.92         (6.40)        (0.30)       2.60       1.88
                                           --------     --------    -------       -------      --------    --------    -------
   Total from Investment Operations......      3.07         2.37       1.15         (6.13)        (0.06)       2.85       2.07
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions.......................
 Net Investment Income...................     (0.25)       (0.22)     (0.31)        (0.22)        (0.22)      (0.20)     (0.15)
 Net Realized Gains......................        --           --         --            --         (1.16)      (0.69)        --
                                           --------     --------    -------       -------      --------    --------    -------
   Total
     Distributions.......................     (0.25)       (0.22)     (0.31)        (0.22)        (1.38)      (0.89)     (0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...........  $  16.91     $  14.09    $ 11.94       $ 11.10      $  17.45    $  18.89    $ 16.93
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.............................     22.05%(C)    20.08%     11.01%       (35.56)%(C)    (0.47)%     17.74%     13.91%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....  $142,586     $122,672    $99,834       $89,009      $140,825    $120,776    $86,031
Ratio of Expenses to Average Net Assets..      0.30%(B)     0.30%      0.33%         0.31%(B)      0.28%       0.32%      0.38%
Ratio of Net Investment Income to
 Average Net Assets......................      1.45%(B)     1.87%      2.24%         1.86%(B)      1.28%       1.44%      1.27%
Portfolio Turnover Rate..................         7%(C)       33%        38%           21%(C)         9%         14%        13%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   VA International Value Portfolio
                                         -----------------------------------------------------------------------------------
                                         Six Months       Year        Year       Period          Year        Year      Year
                                            Ended        Ended       Ended    Dec. 1, 2007      Ended       Ended     Ended
                                          April 30,     Oct. 31,    Oct. 31,       to          Nov. 30,    Nov. 30,  Nov. 30,
                                            2011          2010        2009    Oct. 31, 2008      2007        2006      2005
                                         -----------   --------    --------   -------------   --------    --------   --------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  12.07     $  11.22    $ 10.20       $ 21.98      $  20.37    $ 16.08    $ 14.25
                                          --------     --------    -------       -------      --------    -------    -------
Income from Investment Operations.......
 Net Investment Income (Loss)...........      0.16(A)      0.25(A)    0.27(A)       0.57(A)       0.67(A)    0.55(A)    0.32
 Net Gains (Losses)
   on Securities (Realized and
   Unrealized)..........................      1.58         0.89       2.47         (9.89)         2.68       4.91       1.96
                                          --------     --------    -------       -------      --------    -------    -------
   Total from Investment Operations.....      1.74         1.14       2.74         (9.32)         3.35       5.46       2.28
------------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.25)       (0.29)     (0.54)        (0.66)        (0.56)     (0.38)     (0.27)
 Net Realized Gains.....................        --           --      (1.18)        (1.80)        (1.18)     (0.79)     (0.18)
                                          --------     --------    -------       -------      --------    -------    -------
   Total Distributions..................     (0.25)       (0.29)     (1.72)        (2.46)        (1.74)     (1.17)     (0.45)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  13.56     $  12.07    $ 11.22       $ 10.20      $  21.98    $ 20.37    $ 16.08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return............................     14.67%(C)    10.35%     33.92%       (47.39)%(C)    17.66%     36.16%     16.42%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $117,083     $103,601    $75,350       $60,973      $114,279    $91,603    $61,613
Ratio of Expenses to Average Net Assets.      0.49%(B)     0.50%      0.52%         0.49%(B)      0.47%      0.49%      0.59%
Ratio of Net Investment Income
 to Average Net Assets..................      2.56%(B)     2.28%      3.03%         3.73%(B)      3.18%      3.09%      2.21%
Portfolio Turnover Rate.................         9%(C)       21%        20%           18%(C)        19%        13%        12%
------------------------------------------------------------------------------------------------------------------------------

                                                                   VA International Small Portfolio
                                         -----------------------------------------------------------------------------------
                                         Six Months       Year        Year       Period          Year        Year      Year
                                            Ended        Ended       Ended    Dec. 1, 2007      Ended       Ended     Ended
                                          April 30,     Oct. 31,    Oct. 31,       to          Nov. 30,    Nov. 30,  Nov. 30,
                                            2011          2010        2009    Oct. 31, 2008      2007        2006      2005
                                         -----------   --------    --------   -------------   --------    --------   --------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  10.62     $   9.20    $  7.33       $ 15.41      $  14.76    $ 12.93    $ 11.22
                                          --------     --------    -------       -------      --------    -------    -------
Income from Investment Operations.......
 Net Investment Income (Loss)...........      0.10(A)      0.18(A)    0.18(A)       0.32(A)       0.28(A)    0.26(A)    0.22
 Net Gains (Losses)
   on Securities (Realized and
   Unrealized)..........................      1.81         1.42       2.46         (6.75)         1.63       3.10       1.92
                                          --------     --------    -------       -------      --------    -------    -------
   Total from Investment Operations.....      1.91         1.60       2.64         (6.43)         1.91       3.36       2.14
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.22)       (0.18)     (0.28)        (0.27)        (0.28)     (0.22)     (0.21)
 Net Realized Gains.....................        --           --      (0.49)        (1.38)        (0.98)     (1.31)     (0.22)
                                          --------     --------    -------       -------      --------    -------    -------
   Total Distributions..................     (0.22)       (0.18)     (0.77)        (1.65)        (1.26)     (1.53)     (0.43)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  12.31     $  10.62    $  9.20       $  7.33      $  15.41    $ 14.76    $ 12.93
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     18.24%(C)    17.68%     41.04%       (46.30)%(C)    13.94%     28.59%     19.72%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 89,999     $ 78,148    $58,954       $44,770      $ 79,720    $60,106    $43,662
Ratio of Expenses to Average Net Assets.      0.61%(B)     0.63%      0.66%         0.62%(B)      0.62%      0.64%      0.73%
Ratio of Net Investment Income
 to Average Net Assets..................      1.84%(B)     1.87%      2.41%         2.90%(B)      1.84%      1.91%      1.86%
Portfolio Turnover Rate.................         5%(C)        9%        14%           18%(C)        20%        14%        21%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   VA Short-Term Fixed Portfolio
                                         --------------------------------------------------------------------------------
                                         Six Months       Year       Year       Period         Year       Year      Year
                                            Ended        Ended      Ended    Dec. 1, 2007     Ended      Ended     Ended
                                          April 30,     Oct. 31,   Oct. 31,       to         Nov. 30,   Nov. 30,  Nov. 30,
                                            2011          2010       2009    Oct. 31, 2008     2007       2006      2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  10.31     $ 10.42    $ 10.34       $ 10.56     $ 10.44    $ 10.26    $ 10.20
                                          --------     -------    -------       -------     -------    -------    -------
Income from Investment Operations
 Net Investment Income (Loss)...........      0.02(A)     0.06(A)    0.19(A)       0.29(A)     0.51(A)    0.41(A)    0.26
 Net Gains (Losses) on
   Securities (Realized and Unrealized).      0.01        0.05       0.20         (0.04)      (0.01)      0.04      (0.06)
                                          --------     -------    -------       -------     -------    -------    -------
   Total from Investment Operations.....      0.03        0.11       0.39          0.25        0.50       0.45       0.20

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.06)      (0.16)     (0.31)        (0.47)      (0.38)     (0.27)     (0.14)
 Net Realized Gains.....................     (0.05)      (0.06)        --            --          --         --         --
                                          --------     -------    -------       -------     -------    -------    -------
   Total Distributions..................     (0.11)      (0.22)     (0.31)        (0.47)      (0.38)     (0.27)     (0.14)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.23     $ 10.31    $ 10.42       $ 10.34     $ 10.56    $ 10.44    $ 10.26
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................      0.23%(C)    1.09%      3.84%         2.48%(C)    4.99%      4.49%      1.98%

-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $101,616     $89,166    $82,248       $86,805     $83,736    $65,937    $52,364
Ratio of Expenses to Average Net Assets.      0.30%(B)    0.30%      0.34%         0.31%(B)    0.31%      0.32%      0.34%
Ratio of Net Investment Income
 to Average Net Assets..................      0.48%(B)    0.60%      1.85%         3.03%(B)    4.93%      3.98%      2.77%
Portfolio Turnover Rate.................        38%(C)      79%        68%           20%(C)      22%        29%        31%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       VA Global Bond Portfolio
                                         ----------------------------------------------------------------------------------
                                          Six Months       Year        Year       Period         Year       Year       Year
                                             Ended        Ended       Ended    Dec. 1, 2007     Ended      Ended      Ended
                                           April 30,     Oct. 31,    Oct. 31,       to         Nov. 30,   Nov. 30,   Nov. 30,
                                             2011          2010        2009    Oct. 31, 2008     2007       2006       2005
------------------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period....  $  11.82      $  11.44    $ 10.97       $ 10.95     $ 10.46    $ 10.55    $ 10.55
                                          --------      --------    -------       -------     -------    -------    -------
Income from Investment Operations
 Net Investment Income (Loss)...........      0.12(A)       0.30(A)    0.28(A)       0.24(A)     0.32(A)    0.27(A)    0.33(A)
 Net Gains (Losses) on
   Securities (Realized and Unrealized).     (0.21)         0.54       0.57            --        0.21       0.12      (0.12)
                                          --------      --------    -------       -------     -------    -------    -------
   Total from Investment Operations.....     (0.09)         0.84       0.85          0.24        0.53       0.39       0.21

------------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.49)        (0.46)     (0.38)        (0.22)      (0.04)     (0.48)     (0.21)
 Net Realized Gains.....................     (0.34)           --         --            --          --         --         --
                                          --------      --------    -------       -------     -------    -------    -------
   Total Distributions..................     (0.83)        (0.46)     (0.38)        (0.22)      (0.04)     (0.48)     (0.21)

------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.90      $  11.82    $ 11.44       $ 10.97     $ 10.95    $ 10.46    $ 10.55
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return............................     (0.69)%(C)     7.61%      7.93%         2.18%(C)    5.06%      3.90%      1.98%

------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $121,060      $107,954    $89,641       $92,313     $96,146    $77,418    $61,828
Ratio of Expenses to Average Net Assets.      0.30%(B)      0.31%      0.34%         0.32%(B)    0.31%      0.33%      0.41%
Ratio of Net Investment Income
 to Average Net Assets..................      2.22%(B)      2.64%      2.51%         2.42%(B)    3.02%      2.59%      3.12%
Portfolio Turnover Rate.................        30%(C)        80%        65%           61%(C)      85%        97%        75%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of sixty operational portfolios, six of which (the "Portfolios") are included in this report and the remaining fifty-four are presented in separate reports. The Portfolios are only available through a select group of insurance products.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Debt securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2011, the Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    VA U.S. Targeted Value Portfolio. 0.35%
                    VA U.S. Large Value Portfolio.... 0.25%
                    VA International Value Portfolio. 0.40%

                    VA International Small Portfolio. 0.50%
                    VA Short-Term Fixed Portfolio.... 0.25%
                    VA Global Bond Portfolio......... 0.25%*

--------
* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     VA U.S. Targeted Value Portfolio. $2
                     VA U.S. Large Value Portfolio....  3
                     VA International Value Portfolio.  3
                     VA International Small Portfolio.  2
                     VA Short-Term Fixed Portfolio....  3
                     VA Global Bond Portfolio.........  3

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government  Other Investment
                                          Securities        Securities
                                       ----------------- -----------------
                                       Purchases  Sales  Purchases  Sales
                                       --------- ------- --------- -------
     VA U.S. Targeted Value Portfolio.       --       --  $ 5,547  $13,002
     VA U.S. Large Value Portfolio....       --       --    9,282   14,449
     VA International Value Portfolio.       --       --    9,682   10,089
     VA International Small Portfolio.       --       --    4,256    6,248
     VA Short-Term Fixed Portfolio....  $20,457  $12,140   22,408   18,489
     VA Global Bond Portfolio.........    7,136    9,402   40,942   24,326

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", foreign bond bifurcation, and section 988 gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              Increase      Increase
                                             (Decrease)    (Decrease)
                                           Undistributed  Accumulated
                                           Net Investment Net Realized
                                               Income        Gains
                                           -------------- ------------
         VA U.S. Targeted Value Portfolio.     $   (3)      $     3
         VA U.S. Large Value Portfolio....         --            --
         VA International Value Portfolio.        109          (109)
         VA International Small Portfolio.         26           (26)
         VA Short-Term Fixed Portfolio....         --            --
         VA Global Bond Portfolio.........      2,081        (2,081)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
     VA U.S. Targeted Value Portfolio
     2009.............................     $1,480            --     $ 1,480
     2010.............................        694            --         694
     VA U.S. Large Value Portfolio
     2009.............................      2,495            --       2,495
     2010.............................      1,802            --       1,802
     VA International Value Portfolio
     2009.............................      3,299        $7,231      10,530
     2010.............................      1,910            --       1,910
     VA International Small Portfolio
     2009.............................      2,176         2,622       4,798
     2010.............................      1,130            --       1,130
     VA Short-Term Fixed Portfolio
     2009.............................      2,453            --       2,453
     2010.............................      1,247           508       1,755
     VA Global Bond Portfolio
     2009.............................      3,000            --       3,000
     2010.............................      3,642            --       3,642

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                               Total Net
                                  Net Investment                            Distributable
                                    Income and   Undistributed   Capital      Earnings/
                                    Short-Term     Long-Term       Loss     (Accumulated
                                  Capital Gains  Capital Gains Carryforward    Losses)
                                  -------------- ------------- ------------ -------------
VA U.S. Targeted Value Portfolio.     $  284          --         $(17,741)    $(17,457)
VA U.S. Large Value Portfolio....      1,730          --           (8,918)      (7,188)
VA International Value Portfolio.      1,811          --           (4,463)      (2,652)
VA International Small Portfolio.      1,498          --           (1,203)         295

                               Undistributed                               Total Net
                               Net Investment                            Distributable
                                 Income and   Undistributed   Capital      Earnings/
                                 Short-Term     Long-Term       Loss     (Accumulated
                               Capital Gains  Capital Gains Carryforward    Losses)
                               -------------- ------------- ------------ -------------
VA Short-Term Fixed Portfolio.     $  670        $  145          --         $  815
VA Global Bond Portfolio......      4,578         2,675          --          7,253

   For federal income tax purposes, the Fund measures its capital loss carryforwards as of October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                          Expires on October 31,
                                          ---------------------
                                           2016    2017    2018   Total
                                          ------  ------- ------ -------
        VA U.S. Targeted Value Portfolio.     --  $15,245 $2,496 $17,741
        VA U.S. Large Value Portfolio.... $1,502    7,416     --   8,918
        VA International Value Portfolio.     --    4,463     --   4,463
        VA International Small Portfolio.     --    1,203     --   1,203

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Large Value Portfolio.... $6,337
VA International Value Portfolio.    314
VA International Small Portfolio.    645
VA Global Bond Portfolio.........     50

   Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At
October 31, 2010, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal income tax purposes. Additionally, for the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies as listed below have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. The amounts listed below are in thousands.

                                          Mark to Market Realized Gains
                                          -------------- --------------
        VA International Value Portfolio.      $ 25            $5
        VA International Small Portfolio.      301              3

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                  Federal   Unrealized    Unrealized    Appreciation
                                  Tax Cost Appreciation (Depreciation) (Depreciation)
                                  -------- ------------ -------------- --------------
VA U.S. Targeted Value Portfolio. $111,538   $26,024      $(15,988)       $10,036
VA U.S. Large Value Portfolio....  121,820    34,695         (9,979)       24,716
VA International Value Portfolio.  122,354    20,843         (9,070)       11,773
VA International Small Portfolio.   94,354    25,619        (15,805)        9,814
VA Short-Term Fixed Portfolio....  110,215       268             (5)          263
VA Global Bond Portfolio.........  127,353     3,572           (105)        3,467

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2011, VA Global Bond Portfolio had entered into the following contract and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

                                                                        Unrealized
                                                                          Foreign
Settlement                                     Contract     Value at     Exchange
  Date      Currency Amount   Currency Sold    Amount*   April 30, 2011 Gain (Loss)
----------  --------------- ------------------ --------  -------------- -----------
05/09/11...     (17,737)    UK Pound Sterling  $(28,599)   $(29,623)     $(1,024)

*Duringthe six months ended April 30, 2011, the Portfolio's average cost of forward currency contracts was $(28,126) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   4. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for six months ended April 30, 2011.

   The following is a summary of the Portfolios' location and value of derivative instrument holdings on the Portfolios' Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                        Liability Derivatives Value
                                                        ---------------------------
                           Location on the Statements
                                 of Assets and               Foreign Exchange
                                  Liabilities                    Contracts
                          ----------------------------- ---------------------------
                          Unrealized Loss on
VA Global Bond Portfolio.   Forward Currency Contracts               $(1,024)

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios' Statements of Operations for the Portfolios' derivative instrument holdings through the six months ended
April 30, 2011:

     Derivative Type        Location of Gain (Loss) on Derivatives Recognized in Income
      ---------------       -----------------------------------------------------------
Foreign exchange contracts      Net Realized Gain (Loss) on: Foreign Currency
                                  Transactions
                                Change in Unrealized Appreciation (Depreciation)
                                  of: Translation of Foreign Currency Denominated
                                  Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months endedApril 30, 2011 (amounts in thousands):

                                         Realized Gain (Loss) on
                                               Derivatives
                                           Recognized in Income
                                     --------------------------------

                                                 Foreign
                                                 Exchange
                                                Contracts
                                     --------------------------------
           VA Global Bond Portfolio.                $(715)

                                           Change in Unrealized
                                      Appreciation (Depreciation) on
                                     Derivatives Recognized in Income
                                     --------------------------------

                                             Foreign Exchange
                                                Contracts
                                     --------------------------------
           VA Global Bond Portfolio.                $(591)

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit as of April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands except percentage and days):

                                    Weighted      Weighted    Number of   Interest Maximum Amount
                                     Average      Average        Days     Expense  Borrowed During
                                  Interest Rate Loan Balance Outstanding* Incurred   the Period
                                  ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio.     0.91%         $300          57         --        $  906
VA U.S. Large Value Portfolio....     0.92%          609          54         $1        1,876
VA International Value Portfolio.     0.91%          625          37          1        2,394
VA International Small Portfolio.     0.92%          301          71          1         796

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   At April 30, 2011, VA U.S. Large Value Portfolio had a loan outstanding in the amount of $150 (in thousands).

I. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                         Approximate
                                                          Percentage
                                            Number of   of Outstanding
                                           Shareholders     Shares
                                           ------------ --------------
         VA U.S. Targeted Value Portfolio.      2             78%
         VA U.S. Large Value Portfolio....      1             68%
         VA International Value Portfolio.      2             83%
         VA International Small Portfolio.      2             75%
         VA Short-Term Fixed Portfolio....      1             80%
         VA Global Bond Portfolio.........      1             76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are VA U.S. Large Value Portfolio and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to VA U.S. Large Value Portfolio arising from the Lawsuits. Until VA U.S. Large Cap Value Portfolio can do so, no reduction of the net asset value of VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of VA U.S. Large Value Portfolio's net asset value at this time.

   VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on net asset value of VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by VA U.S. Large Value Portfolio.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For VA International Small Portfolio and VA International Value Portfolio, Dimensional Fund Advisors Ltd. And DFA Australia Limited each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes.As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

  LOGO                                                         DFA043011-004S

 LOGO

SEMI-ANNUAL REPORT
six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Investment Grade Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                  Page
                                                                  ----
         Letter to Shareholders

         Definitions of Abbreviations and Footnotes..............   1

         Disclosure of Fund Expenses.............................   3

         Disclosure of Portfolio Holdings........................   6

         Schedules of Investments

            DFA One-Year Fixed Income Portfolio..................   7

            DFA Two-Year Global Fixed Income Portfolio...........  11

            DFA Selectively Hedged Global Fixed Income Portfolio.  16

            DFA Short-Term Government Portfolio..................  20

            DFA Five-Year Global Fixed Income Portfolio..........  21

            DFA Intermediate Government Fixed Income Portfolio...  25

            DFA Short-Term Extended Quality Portfolio............  27

            DFA Intermediate-Term Extended Quality Portfolio.....  35

            DFA Investment Grade Portfolio.......................  40

            DFA Inflation-Protected Securities Portfolio.........  41

            DFA Short-Term Municipal Bond Portfolio..............  42

            DFA California Short-Term Municipal Bond Portfolio...  50

         Statements of Assets and Liabilities....................  56

         Statements of Operations................................  59

         Statements of Changes in Net Assets.....................  62

         Financial Highlights....................................  65

         Notes to Financial Statements...........................  71

         Voting Proxies on Fund Portfolio Securities.............  87

         Board Approval of Investment Advisory Agreements........  88

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
Investment Abbreviations
  AGM......... Assured Guaranty Municipal Corporation
  AMBAC....... American Municipal Bond Assurance Corporation
  ASSURED GTY. Assured Guaranty
  CP.......... Commercial Paper
  ETM......... Escrowed to Maturity
  FGIC........ Federal Guaranty Insurance Corporation
  FSA......... Financial Security Assurance
  FNMA........ Federal National Mortgage Association
  GO.......... General Obligation
  MBIA........ Municipal Bond Insurance Association
  NATL-RE..... Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.
  P.L.C....... Public Limited Company
  PSF-GTD..... Public School Fund Guarantee
  RB.......... Revenue Bond
  SA.......... Special Assessment
  SCH BD GTY.. School Bond Guaranty
  SCSDE....... South Carolina State Department of Education
  TAN......... Tax Anticipation Note

Investment Footnotes
  +........... See Note B to Financial Statements.
  #........... Total or Partial Securities on Loan.
  ^........... Denominated in local currency or the Euro, unless otherwise noted.
  @........... Security purchased with cash proceeds from Securities on Loan.
  (r)......... The adjustable rate shown is effective as of April 30, 2011.
  (t)......... Face Amount denominated in Australian Dollars.
  (g)......... Face Amount denominated in British Pounds.
  (c)......... Face Amount denominated in Canadian Dollars.
  (e)......... Face Amount denominated in Euro.
  (z)......... Face Amount denominated in New Zealand Dollars.
  (n)......... Face Amount denominated in Norwegian Krone.
  (s)......... Face Amount denominated in Swedish Krona.
  (u)......... Face Amount denominated in United States Dollars.
  (S)......... Affiliated Fund.
  ##.......... Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Portfolio as a part of this facility.

Financial Highlights
  (A). Computed using average shares outstanding.
  (B). Annualized
  (C). Non-Annualized
  (D). Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.
  (E). Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
  N/A. Does not apply to this fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights


      All Statements, Schedules and Notes to Financial Statements
         --. Amounts designated as -- are either zero or rounded to zero..
        RIC. Registered Investment Company................................
        SEC. Securities and Exchange Commission...........................
        (a). Commencement of Operations...................................

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2011

    EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/10  04/30/11    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA One-Year Fixed Income Portfolio
  -----------------------------------
    Actual Fund Return
     Institutional Class Shares....... $1,000.00 $1,003.11    0.17%    $0.84
    Hypothetical 5% Annual Return
     Institutional Class Shares....... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      11/01/10  04/30/11    Ratio*   Period*
-                                                     --------- --------- ---------- --------
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,003.66   0.18%     $0.89
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.90   0.18%     $0.90

DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,050.23   0.19%     $0.97
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.85   0.19%     $0.95

DFA Short-Term Government Portfolio
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  997.02   0.22%     $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70   0.22%     $1.10

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  991.62   0.28%     $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.41   0.28%     $1.40

DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  984.71   0.12%     $0.59
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20   0.12%     $0.60

DFA Short-Term Extended Quality Portfolio
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,002.36   0.22%     $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70   0.22%     $1.10

DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  987.25   0.22%     $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70   0.22%     $1.10

DFA Investment Grade Portfolio**
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,018.00   0.22%     $0.33
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70   0.22%     $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/10  04/30/11    Ratio*   Period*
                                                    --------- --------- ---------- --------
DFA Inflation-Protected Securities Portfolio
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,010.16   0.13%     $0.65
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.15   0.13%     $0.65

DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,003.46   0.23%     $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.65   0.23%     $1.15

DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,001.02   0.23%     $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.65   0.23%     $1.15

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The DFA Investment Grade Portfolio is a Fund of Funds. The expenses shown reflect the direct expense of the Fund of Fund and the indirect payment of the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on March 7, 2011. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (55), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2011 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

  The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           DFA One-Year Fixed Income Portfolio
                           Corporate...............  28.8%
                           Government..............  44.9%
                           Foreign Corporate.......  16.4%
                           Foreign Government......   7.6%
                           Supranational...........   2.3%
                                                      ------
                                                    100.0%


                               DFA Short-Term Government Portfolio
                               Government.......... 100.0%
                                                        ------
                                                    100.0%




                           DFA Short-Term Extended Quality Portfolio
                           Corporate..................  62.6%
                           Government.................   3.0%
                           Foreign Corporate..........  15.7%
                           Foreign Government.........  13.8%
                           Supranational..............   4.9%
                                                           ------
                                                       100.0%


                               DFA Inflation-Protected Securities Portfolio
                               Government............... 100.0%
                                                               ------
                                                         100.0%

                           DFA Two-Year Global Fixed Income Portfolio
                           Corporate...................   3.9%
                           Government..................  30.1%
                           Foreign Corporate...........  20.7%
                           Foreign Government..........  41.2%
                           Supranational...............   4.1%
                                                            ------
                                                        100.0%


                           DFA Five-Year Global Fixed Income Portfolio
                           Corporate...................  11.7%
                           Government..................  10.7%
                           Foreign Corporate...........  25.8%
                           Foreign Government..........  37.5%
                           Supranational...............  14.3%
                                                            ------
                                                        100.0%


                           DFA Intermediate-Term Extended Quality
                                   Portfolio
                           Corporate.................  67.2%
                           Government................   4.8%
                           Foreign Corporate.........  14.9%
                           Foreign Government........  10.2%
                           Supranational.............   2.9%
                                                         ------
                                                      100.0%


                           DFA Short-Term Municipal Bond Portfolio
                           Muni Insured..............  15.2%
                           Muni G.O. Local...........  33.2%
                           Muni G.O. State...........  27.2%
                           Muni Revenue..............  19.9%
                           Muni Pre-Refunded.........   4.5%
                                                         ------
                                                      100.0%

                           DFA Selectively Hedged Global Fixed
                               Income Portfolio
                           Corporate...............   3.2%
                           Government..............  10.5%
                           Foreign Corporate.......  25.5%
                           Foreign Government......  45.5%
                           Supranational...........  15.3%
                                                      ------
                                                    100.0%

                               DFA Intermediate Government Fixed
                               Income Portfolio
                               Government......... 100.0%
                                                       ------
                                                   100.0%



                        DFA Investment Grade Portfolio
                    Affiliated Investment Companies. 100.0%
                                                     ------
                                                     100.0%


                           DFA California Short-Term Municipal Bond
                                  Portfolio
                           Muni Insured..............  33.2%
                           Muni G.O. Local...........  11.8%
                           Muni G.O. State...........  14.8%
                           Muni Revenue..............  20.7%
                           Muni Pre-Refunded.........  19.5%
                                                          ------
                                                      100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2011
                                  (Unaudited)

                                                         Face
                                                        Amount          Value+
                    -                                   ------          -----
                                                        (000)
                 AGENCY OBLIGATIONS -- (38.9%)........
                 Federal Farm Credit Bank.............
                                 0.400%, 11/02/12      $ 14,000 $   13,978,104
                                 0.850%, 04/15/13         4,000      4,014,920
                 Federal Home Loan Bank...............
                                 2.250%, 04/13/12       136,000    138,493,424
                  #............. 5.750%, 05/15/12       100,000    105,605,100
                                 1.125%, 05/18/12       150,000    151,227,450
                  #............. 1.375%, 06/08/12        40,000     40,445,200
                                 1.750%, 08/22/12        75,000     76,283,325
                  #............. 4.625%, 10/10/12        68,700     72,837,251
                                 1.750%, 12/14/12        30,000     30,557,160
                                 1.625%, 03/20/13        91,000     92,686,776
                                 1.000%, 03/27/13       155,000    156,053,690
                 Federal Home Loan Mortgage
                  Corporation.........................
                                 2.125%, 03/23/12        40,000     40,643,000
                                 1.125%, 04/25/12        40,000     40,315,840
                                 5.125%, 07/15/12        30,000     31,737,720
                                 1.125%, 07/27/12        85,000     85,707,965
                                 5.500%, 08/20/12        80,000     85,249,600
                                 1.000%, 08/28/12        30,000     30,221,220
                  #............. 0.375%, 11/30/12        25,000     24,938,850
                                 4.125%, 12/21/12        40,000     42,305,200
                                 0.625%, 12/28/12        30,000     30,033,570
                                 1.375%, 01/09/13        66,000     66,892,254
                                 4.500%, 01/15/13        20,000     21,328,580
                                 0.750%, 03/28/13       255,800    256,328,483
                                 1.720%, 04/11/13        60,000     61,232,280
                                 1.625%, 04/15/13        67,500     68,765,085
                 Federal National Mortgage Association
                                 1.500%, 03/15/12        17,000     17,177,667
                                 1.000%, 04/04/12        60,000     60,384,240
                                 1.875%, 04/20/12       154,000    156,317,546
                                 4.875%, 05/18/12       100,000    104,724,600
                  #............. 1.750%, 08/10/12        25,000     25,420,675
                                 4.375%, 09/15/12       133,000    140,103,663
                                 0.500%, 10/30/12        25,000     24,999,275
                                 3.625%, 02/12/13        30,000     31,563,990
                  #............. 1.750%, 02/22/13       170,000    173,353,590
                                 0.750%, 02/26/13        43,000     43,106,382
                                 4.375%, 03/15/13       178,000    190,338,604
                                 3.250%, 04/09/13       130,000    136,667,960
                                                                --------------

                 TOTAL AGENCY OBLIGATIONS.............           2,872,040,239
                                                                --------------

                                                             Face
                                                            Amount       Value+
                        -                                   ------       -----
                                                            (000)
                  BONDS -- (37.6%)
                  Abbey National Treasury Services P.L.C.
                   Floating Rate Note
                   (r)........... 0.534%, 08/16/11......... $75,000 $75,013,800
                  Bank of Nova Scotia
                                  0.750%, 10/15/12           40,000  40,037,760
                                  2.250%, 01/22/13           43,400  44,468,291
                  Bank of Nova Scotia Floating Rate Note
                   (r)........... 0.560%, 03/12/12.........  25,000  25,042,100
                   (r)........... 0.633%, 02/15/13.........  75,000  74,934,300
                  Barclays Bank P.L.C.
                                  5.450%, 09/12/12           82,900  87,864,632
                  Bear Stearns Cos. LLC (The) Floating Rate
                   Note
                   (r)........... 0.494%, 02/01/12.........  66,167  66,255,201
                   (r)........... 2.062%, 08/10/12.........   9,925  10,127,083
                  Berkshire Hathaway, Inc. Floating Rate Note
                   (r)........... 0.492%, 02/10/12.........  81,000  81,117,450
                   (r)........... 0.742%, 02/11/13.........  99,138  99,644,199
                  BNP Paribas
                                  2.125%, 12/21/12           61,446  62,447,324
                  Citigroup Funding, Inc.
                                  2.125%, 07/12/12           49,000  50,042,475
                                  1.875%, 11/15/12           20,000  20,418,800
                  Citigroup, Inc.
                                  1.875%, 05/07/12           45,000  45,712,440
                  Credit Agricole Corporate & Investment Bank
                   Floating Rate Note
                   (r)........... 0.833%, 04/13/12.........  50,000  49,979,150
                  Eksportfinans ASA
                                  5.000%, 02/14/12            2,218   2,297,298
                  European Investment Bank
                                  2.625%, 11/15/11           23,000  23,289,317
                   #............. 1.750%, 09/14/12.........  25,000  25,446,300
                                  2.875%, 03/15/13           25,000  26,013,100
                  Export Development Canada
                                  2.375%, 03/19/12           23,000  23,423,821
                  General Electric Capital Corp.
                                  6.000%, 06/15/12            8,891   9,401,699
                   #............. 3.500%, 08/13/12.........  30,000  30,955,320
                                  5.250%, 10/19/12           42,400  45,030,369
                                  2.800%, 01/08/13           12,600  12,934,467
                                  5.450%, 01/15/13           15,500  16,598,547

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                                 Face
                                                                Amount        Value+
                         -                                      ------        -----
                                                                (000)

                  General Electric Capital Corp. Floating Rate
                   Note
                  (r)............ 0.444%, 07/27/12............ $ 37,000 $ 37,033,041
                  (r)............ 0.434%, 11/01/12............   29,950   29,918,852
                  General Electric Co.
                                  5.000%, 02/01/13               23,034   24,590,638
                  Inter-American Development Bank
                                  4.375%, 09/20/12               11,900   12,524,203
                  International Bank for Reconstruction &
                   Development
                                  0.800%, 07/13/12               45,000   45,131,490
                  Japan Finance Corp.
                                  2.000%, 06/24/11               40,200   40,283,777
                                  1.500%, 07/06/12               71,500   71,837,551
                                  2.125%, 11/05/12               40,000   40,766,640
                  JPMorgan Chase & Co.
                                  5.375%, 10/01/12               30,378   32,232,850
                  JPMorgan Chase & Co. Floating Rate Note
                  (r)............ 0.424%, 05/16/11............   17,440   17,441,256
                  (r)............ 1.060%, 06/13/11............   10,490   10,499,263
                  (r)............ 0.961%, 02/26/13............   70,420   70,873,927
                  Kreditanstalt fuer Wiederaufbau
                                  2.250%, 04/16/12               25,000   25,457,775
                                  4.750%, 05/15/12               25,000   26,128,425
                                  1.250%, 06/15/12               21,800   22,014,730
                  #.............. 1.875%, 01/14/13............   48,500   49,571,413
                  Landwirtschaftliche Rentenbank
                                  5.250%, 07/02/12               10,000   10,554,830
                  #.............. 3.250%, 03/15/13............    6,000    6,276,744
                  Manitoba, Province of Canada
                                  2.125%, 04/22/13               24,600   25,233,278
                  Nordea Bank Finland P.L.C. Floating Rate
                   Note
                  (r)............ 0.791%, 02/07/13............   80,000   80,196,000
                  (r)............ 0.760%, 03/08/13............  102,400  102,609,920
                  (r)............ 0.741%, 04/05/13............   20,000   20,000,640
                  Nordic Investment Bank
                                  2.375%, 12/15/11               29,650   30,028,838
                  Oesterreichische Kontrollbank AG
                                  4.750%, 10/16/12               25,703   27,270,292
                  Ontario, Province of Canada
                                  2.625%, 01/20/12               62,500   63,526,375
                                  4.950%, 06/01/12               48,000   50,354,688
                  #.............. 5.125%, 07/17/12............   15,000   15,845,175
                                  1.875%, 11/19/12               33,000   33,658,515
                  Royal Bank of Canada
                                  2.250%, 03/15/13               73,977   76,170,344

                                                           Face
                                                          Amount          Value+
                       -                   -              ------          -----
                                                          (000)

                 Royal Bank of Canada Floating Rate Note
                 (r).......... 0.460%, 12/12/12......... $ 29,500 $   29,524,514
                 (r).......... 0.460%, 03/08/13.........  100,000    100,040,400
                 Sanofi-Aventis SA Floating Rate Note
                 (r).......... 0.508%, 03/28/13.........   24,000     24,037,608
                 Shell International Finance BV Floating
                  Rate Note
                 (r).......... 0.659%, 06/22/12.........    8,125      8,159,255
                 Svenska Handelsbanken Floating Rate
                  Note
                 (r).......... 0.523%, 01/30/12.........   19,500     19,534,905
                 (r).......... 0.726%, 01/18/13.........   50,000     49,960,500
                 (r).......... 0.759%, 03/18/13.........   75,000     74,933,700
                 Toyota Motor Credit Corp. Floating Rate
                  Note
                 (r).......... 0.403%, 10/04/11.........   48,000     48,026,544
                 (r).......... 0.463%, 11/15/12.........   14,500     14,493,388
                 U.S. Bancorp
                 #............ 1.800%, 05/15/12.........   20,000     20,293,020
                 Wells Fargo & Co.
                               5.250%, 10/23/12            66,750     70,938,562
                               4.375%, 01/31/13            53,967     56,974,203
                 Westpac Banking Corp.
                               2.250%, 11/19/12            65,000     66,246,830
                 Westpac Banking Corp. Floating Rate
                  Note
                 (r).......... 0.534%, 08/17/12.........   50,000     49,969,200
                                                                  --------------

                 TOTAL BONDS............................           2,779,659,342
                                                                  --------------

                 COMMERCIAL PAPER -- (19.5%)
                 Barclays US Funding LLC
                               0.250%, 08/05/11            50,000     49,967,605
                 BNP Paribas Finance, Inc.
                               0.330%, 06/27/11            50,000     49,983,695
                 Caisse Cent Desjardins
                               0.265%, 06/15/11            15,000     14,996,416
                               0.240%, 07/05/11            30,000     29,988,444
                               0.210%, 07/18/11            89,700     89,656,146
                 Caisse D'amort Dette
                               0.250%, 06/02/11            25,000     24,996,860
                               0.270%, 06/13/11            25,000     24,995,625
                               0.250%, 07/13/11            65,000     64,978,335
                 Coca-Cola Co.
                               0.230%, 06/06/11            10,000      9,998,469
                               0.210%, 06/28/11            42,800     42,787,875

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          Face
                                                         Amount       Value+
                       -                   -             ------       -----
                                                         (000)

                   Commonwealth Bank
                               0.260%, 05/09/11......... $52,000 $51,998,586
                               0.255%, 06/17/11.........  14,000  13,996,475
                               0.235%, 06/28/11.........  50,000  49,983,335
                               0.247%, 07/01/11.........  50,000  49,982,240
                   Credit Agricole North America, Inc.
                               0.335%, 05/16/11.........  30,000  29,998,398
                               0.325%, 05/24/11.........  20,000  19,998,028
                               0.315%, 06/01/11.........  25,000  24,996,057
                               0.310%, 06/24/11.........  25,000  24,992,417
                               0.290%, 07/01/11.........  20,000  19,992,896
                               0.240%, 07/13/11.........  30,000  29,986,563
                   Fortis Funding LLC
                               0.340%, 05/09/11.........  20,000  19,999,456
                               0.340%, 05/16/11.........  50,000  49,997,330
                               0.250%, 07/13/11.........  20,000  19,991,042
                   National Australia Funding
                               0.240%, 06/22/11.........  75,000  74,988,525
                   NRW.BANK
                               0.280%, 05/02/11.........  15,000  14,999,888
                               0.290%, 05/02/11.........  30,000  29,999,775
                               0.270%, 05/09/11.........  43,600  43,598,814
                               0.280%, 05/09/11.........  40,000  39,998,912
                               0.270%, 06/10/11.........  42,000  41,991,277
                               0.200%, 07/12/11.........  10,000   9,995,601
                               0.200%, 07/19/11.........  15,000  14,992,542
                   Old Line Funding LLC
                               0.190%, 07/28/11.........  40,000  39,986,000
                   Paccar Financial Corp.
                               0.220%, 06/07/11.........   5,500   5,498,772
                               0.230%, 06/24/11.........   3,600   3,598,740
                   Rabobank USA Financial Corp.
                               0.240%, 07/05/11.........   8,800   8,797,707
                               0.340%, 09/08/11.........  25,000  24,984,418
                   Rockwell Collins, Inc.
                               0.130%, 05/20/11.........  25,000  24,997,812
                   Sheffield Receivables Corp.
                               0.160%, 05/26/11.........  14,274  14,271,999
                               0.170%, 06/20/11.........  22,000  21,993,167
                               0.170%, 06/21/11.........  28,500  28,490,980

                                                   Face
                                                  Amount            Value+
     -     -                                      ------            -----
                                                   (000)

     Sysco Corp.
           0.070%, 05/02/11                         $20,000 $   19,999,883
     Toronto Dominion Holding USA
           0.230%, 06/16/11                          30,000     29,994,240
     Toyota Motor Credit Corp.
           0.230%, 06/28/11                          30,000     29,991,999
           0.290%, 06/30/11                          75,000     74,979,075
           0.290%, 07/07/11                          30,000     29,990,283
                                                            --------------

     TOTAL COMMERCIAL PAPER....................              1,436,402,702
                                                            --------------

                                                  Shares
     -                                            ------

     TEMPORARY CASH INVESTMENTS -- (0.3%)
           BlackRock Liquidity Funds
            Tempcash Portfolio - Institutional
            Shares                               21,832,707     21,832,707
                                                            --------------

                                                  Shares/
                                                   Face
                                                  Amount
     -                                            ------
                                                   (000)
     SECURITIES LENDING COLLATERAL -- (3.7%)
     (S)@. DFA Short Term Investment
            Fund............................... 273,741,975    273,741,975
     @.... Repurchase Agreement, UBS
            Securities LLC 0.06%, 05/02/11
            (Collateralized by $807,789
            FNMA 3.500%, 02/01/26, valued
            at $812,197) to be repurchased
            at $788,541........................        $789        788,540
                                                            --------------

     TOTAL SECURITIES LENDING
      COLLATERAL                                               274,530,515
                                                            --------------

     TOTAL INVESTMENTS -- (100.0%)
      (Cost $7,366,160,682)                                 $7,384,465,505
                                                            ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                               -------------------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
-                              ----------- -------------- ------- --------------
Agency Obligations............          -- $2,872,040,239   --    $2,872,040,239
Bonds.........................          --  2,779,659,342   --     2,779,659,342
Commercial Paper..............          --  1,436,402,702   --     1,436,402,702
Temporary Cash Investments.... $21,832,707             --   --        21,832,707
Securities Lending Collateral.          --    274,530,515   --       274,530,515
                               ----------- --------------   --    --------------
TOTAL......................... $21,832,707 $7,362,632,798   --    $7,384,465,505
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2011
                                  (Unaudited)

                                                      Face
                                                     Amount^       Value+
                                                     -------       ------
                                                      (000)
                  BONDS -- (57.2%)..................
                  AUSTRALIA -- (0.2%)...............
                  Westpac Banking Corp. NL..........
                  (u)......... 2.250%, 11/19/12       10,000 $ 10,191,820
                                                             ------------

                  AUSTRIA -- (2.3%).................
                  Asfinag...........................
                  (u)......... 2.000%, 10/22/12        6,900    7,048,267
                  Erste Group Bank AG...............
                               2.250%, 05/13/11        8,400   12,442,339
                  Oesterreichische Volksbanken AG...
                               3.000%, 02/09/12        5,000    7,462,697
                  Oesterreichische Kontrollbank AG..
                  (u)......... 4.750%, 11/08/11       64,350   65,814,413
                  (u)......... 4.750%, 10/16/12       43,621   46,280,878
                                                             ------------

                  TOTAL AUSTRIA.....................          139,048,594
                                                             ------------

                  CANADA -- (14.0%).................
                  Alberta Capital Finance Authority.
                               5.850%, 06/01/12        6,500    7,188,163
                  Alberta Treasury Branches.........
                               4.400%, 12/03/12       12,400   13,649,108
                  Bank of Nova Scotia...............
                               3.030%, 06/04/12      112,100  120,042,910
                  (u)......... 2.250%, 01/22/13        7,040    7,213,290
                  British Columbia, Province of Canada
                               5.750%, 01/09/12       80,000   87,100,777
                               4.700%, 12/18/12       38,400   42,525,925
                               5.500%, 04/24/13       15,400   17,342,599
                  Canada Housing Trust..............
                               4.000%, 06/15/12       70,000   75,996,406
                               4.550%, 12/15/12       44,000   48,587,645
                  Canadian Government Bond..........
                               1.500%, 06/01/12       33,600   35,543,590
                               1.750%, 03/01/13       86,000   90,971,939
                  Municipal Finance Authority of British
                   Columbia.............
                               5.250%, 12/03/12        7,800    8,683,997
                  Ontario, Province of Canada.......
                               4.400%, 12/02/11       31,000   33,357,068
                  (u)......... 5.125%, 07/17/12        8,000    8,450,760
                  (u)......... 1.875%, 11/19/12       20,865   21,281,361
                               4.500%, 12/02/12       61,600   67,891,840
                               5.500%, 04/17/13        6,000    6,725,003
                  Royal Bank of Canada..............
                               4.920%, 07/06/11        8,000    8,507,404

                                                    Face
                                                   Amount^       Value+
                                                   -------       ------
                                                    (000)
                  CANADA -- (Continued)...........
                  (u)........ 5.650%, 07/20/11      3,500  $  3,538,157
                  (e)........ 5.750%, 07/25/11     48,000    71,735,241
                              4.530%, 05/07/12     10,800    11,744,793
                              5.200%, 08/15/12     13,200    14,534,719
                  #(u)....... 2.250%, 03/15/13     30,135    31,028,473
                  Toronto-Dominion Bank (The).....
                              5.141%, 11/19/12     11,900    13,172,444
                              4.854%, 02/13/13     12,800    14,140,540
                                                           ------------

                  TOTAL CANADA....................          860,954,152
                                                           ------------

                  DENMARK -- (3.2%)...............
                  Danske Bank A.S.................
                  (u)........ 2.500%, 05/10/12     81,000    82,648,269
                  Denmark Government International
                   Bond...........................
                  (u)........ 1.875%, 03/16/12     72,000    72,968,400
                  FIH Erhvervsbank A.S............
                  (u)........ 2.450%, 08/17/12     34,200    34,981,162
                  Kommunekredit A.S...............
                              4.375%, 10/02/12      6,565     9,982,019
                                                           ------------

                  TOTAL DENMARK...................          200,579,850
                                                           ------------


                  FRANCE -- (6.9%)................
                  Agence Francaise de Developpement
                  (u)........ 2.250%, 05/22/12     32,500    33,003,685
                  BNP Paribas SA..................
                  #(u)....... 2.125%, 12/21/12     31,700    32,216,583
                  Caisse d'Amortissement de la Dette
                   Sociale...............
                  (u)........ 4.125%, 12/09/11     10,000    10,214,320
                  (u)........ 2.250%, 07/06/12     75,300    76,698,020
                  (u)........ 5.375%, 07/17/12      4,900     5,187,228
                  (u)........ 1.625%, 11/27/12     17,600    17,877,534
                  Caisse des Depots et Consignations
                  (u)........ 3.000%, 06/22/12      6,200     6,379,862
                              1.750%, 03/26/13     15,000    15,275,655
                  French Treasury Note BTAN.......
                              0.750%, 09/20/12     47,800    69,923,297
                              3.750%, 01/12/13     21,000    32,104,510
                  Societe Financement del'Economie
                   Francaise......................
                              2.375%, 03/10/12     10,000    14,903,384

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount^       Value+
                                                     -------       ------
                                                      (000)
                 FRANCE -- (Continued)..............
                  (u).......... 2.375%, 03/26/12     84,000  $ 85,503,600
                  (u).......... 2.250%, 06/11/12     12,000    12,234,552
                 Total Capital SA...................
                  (u).......... 5.000%, 10/10/11      3,500     3,562,825
                  (u).......... 5.000%, 05/22/12      9,000     9,405,801
                                                             ------------

                 TOTAL FRANCE.......................          424,490,856
                                                             ------------

                 GERMANY -- (6.9%)..................
                 HSH Nordbank AG....................
                                2.250%, 07/23/12     17,000    25,310,146
                 IKB Deutsche Industriebank AG......
                                2.875%, 01/27/12     20,000    29,877,094
                                2.125%, 09/10/12     39,200    58,173,578
                 Kreditanstalt fuer Wiederaufbau....
                  (g).......... 5.250%, 01/12/12     20,000    34,431,507
                  #(u)......... 2.250%, 04/16/12     38,209    38,908,645
                  (u).......... 4.750%, 05/15/12     14,000    14,631,918
                  (u).......... 1.875%, 01/14/13     21,000    21,463,911
                 Landeskreditbank Baden-Wuerttemberg
                  Foerderbank.......................
                  #(u)......... 4.875%, 01/13/12     19,000    19,590,349
                  (u).......... 2.000%, 10/01/12     80,400    81,932,665
                 Landwirtschaftliche Rentenbank.....
                  (g).......... 5.250%, 01/18/12     11,900    20,477,743
                  (u).......... 3.000%, 04/16/12     27,546    28,253,657
                  (u).......... 1.875%, 09/24/12     37,000    37,691,271
                  (c).......... 4.250%, 11/16/12      6,600     7,220,483
                  (u).......... 5.000%, 02/15/13      5,000     5,365,665
                                                             ------------

                 TOTAL GERMANY......................          423,328,632
                                                             ------------

                 JAPAN -- (1.5%)....................
                 Japan Finance Corp.................
                  (u).......... 1.500%, 07/06/12     26,000    26,122,746
                  (u).......... 2.125%, 11/05/12     63,700    64,920,874
                                                             ------------

                 TOTAL JAPAN........................           91,043,620
                                                             ------------

                 NETHERLANDS -- (7.1%)..............
                 Bank Nederlandse Gemeenten.........
                  (g).......... 4.500%, 08/16/11     18,000    30,368,152
                  (u).......... 2.250%, 01/17/12     12,000    12,149,940
                  (g).......... 5.750%, 03/07/12     25,194    43,655,113
                  (u).......... 2.000%, 09/17/12     29,000    29,570,981
                  (g).......... 4.375%, 12/14/12      3,700     6,458,615
                 Nederlandse Waterschapsbank........
                  (u).......... 1.375%, 02/17/12     18,800    18,958,616
                  (u).......... 5.375%, 09/04/12     70,200    74,622,600

                                                    Face
                                                   Amount^       Value+
                                                   -------       ------
                                                    (000)
                  NETHERLANDS -- (Continued)......
                  Netherlands Government Bond.....
                              2.500%, 01/15/12     56,000  $ 83,619,699
                   (e)....... 1.750%, 01/15/13     15,000    22,206,621
                  NIBC Bank.......................
                              3.625%, 12/19/11     35,000    52,415,759
                  Rabobank Nederland..............
                   (u)....... 5.000%, 01/25/12     26,800    27,657,573
                   (u)....... 3.000%, 09/18/12     35,000    35,969,115
                                                           ------------

                  TOTAL NETHERLANDS...............          437,652,784
                                                           ------------

                  NEW ZEALAND -- (1.0%)...........
                  ANZ National International, Ltd.
                   (u)....... 3.250%, 04/02/12     15,000    15,380,460
                  Westpac Securities, Ltd.........
                   (u)....... 2.500%, 05/25/12     43,680    44,537,875
                                                           ------------

                  TOTAL NEW ZEALAND...............           59,918,335
                                                           ------------

                  NORWAY -- (1.5%)................
                  Kommunalbanken..................
                   (u)....... 3.250%, 06/15/11     23,832    23,911,027
                   (u)....... 5.125%, 10/14/11     13,000    13,275,028
                   (u)....... 2.875%, 06/22/12     38,000    39,118,074
                              2.000%, 01/14/13     15,000    15,313,590
                                                           ------------

                  TOTAL NORWAY....................           91,617,719
                                                           ------------

                  SPAIN -- (0.1%).................
                  Instituto de Credito Oficial....
                   (g)....... 4.500%, 12/07/11      5,000     8,442,446
                                                           ------------
                  SUPRANATIONAL ORGANIZATION
                   OBLIGATIONS -- (3.3%)..........
                  African Development Bank........
                   (c)....... 4.850%, 07/24/12      6,000     6,585,319
                  Council of Europe Development Bank......
                   (u)....... 3.375%, 09/15/11      6,000     6,067,086
                   (g)....... 4.625%, 03/07/12      5,000     8,600,135
                  Eurofima........................
                   (u)....... 5.125%,08/02/12       4,000     4,220,024
                  European Investment Bank........
                   (u)....... 3.250%, 10/14/11     30,100    30,503,551
                   (u)....... 2.625%, 11/15/11     32,000    32,385,024
                   (u)....... 2.000%, 02/10/12     10,000    10,129,990
                   (g)....... 5.000%, 03/07/12      6,000    10,360,160
                   (g)....... 4.750%, 06/06/12     20,200    35,068,828

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           Face
                                                          Amount^       Value+
                                                          -------       ------
                                                           (000)
                  SUPRANATIONAL ORGANIZATION
                   OBLIGATIONS -- (Continued)............
                  European Union.........................
                  (e)............ 3.250%, 12/09/11         10,000 $ 14,951,418
                  Inter-American Development Bank........
                  (c)............ 4.250%, 12/02/12          6,560    7,201,336
                  International Bank for Reconstruction &
                   Development...........................
                  (c)............ 4.300%, 12/15/12         37,000   40,732,653
                                                                  ------------
                  TOTAL SUPRANATIONAL
                   ORGANIZATION OBLIGATIONS..............          206,805,524
                                                                  ------------

                  SWEDEN -- (2.2%).......................
                  Kommuninvest I Sverige.................
                  (u)............ 5.375%, 06/15/11          2,900    2,918,003
                  (u)............ 2.125%, 09/17/12         30,000   30,595,890
                  Kommuninvest I Sverige AB..............
                  (u)............ 5.375%, 07/03/12         71,000   74,995,809
                  Nordea Bank AB.........................
                  (u)............ 2.500%, 11/13/12         27,500   28,058,250
                                                                  ------------

                  TOTAL SWEDEN...........................          136,567,952
                                                                  ------------

                  UNITED KINGDOM -- (3.8%)...............
                  Barclays Bank P.L.C....................
                                  2.875%, 12/23/11         49,300   83,308,975
                  (u)............ 5.450%, 09/12/12         36,000   38,155,932
                  Clydesdale Bank P.L.C..................
                                  3.375%, 12/09/11          8,400   14,238,788
                  Lloyds TSB Bank P.L.C..................
                                  4.000%, 11/17/11         20,000   33,940,995
                  (u)............ 2.800%, 04/02/12         23,000   23,481,137
                  Nationwide Building Society............
                                  3.750%, 11/21/11          5,000    8,473,431
                  Royal Bank of Scotland P.L.C. (The)....
                                  4.125%, 11/14/11         21,000   35,668,913
                                                                  ------------

                  TOTAL UNITED KINGDOM...................          237,268,171
                                                                  ------------

                  UNITED STATES -- (3.2%)................
                  Bear Stearns Cos. LLC (The)............
                                  6.950%, 08/10/12        $15,000   16,132,485
                  General Electric Capital Corp..........
                  (g)............ 2.750%, 12/07/11         52,300   88,231,898
                                  3.500%, 08/13/12         28,000   28,891,632
                                  5.250%, 10/19/12         10,000   10,620,370
                                  5.450%, 01/15/13         10,000   10,708,740

                                                Face
                                               Amount          Value+
                                              --------         ------
                                               (000)
                 UNITED STATES -- (Continued)
                 JPMorgan Chase & Co.........
                 (g)..... 3.750%, 12/12/11    $  4,000 $    6,791,627
                          5.375%, 10/01/12      11,844     12,567,183
                 Morgan Stanley..............
                          1.950%, 06/20/12      11,200     11,391,643
                 Wachovia Corp...............
                          5.300%, 10/15/11      13,000     13,285,038
                                                       --------------

                 TOTAL UNITED STATES.........             198,620,616
                                                       --------------

                 TOTAL BONDS.................           3,526,531,071
                                                       --------------

                 AGENCY OBLIGATIONS -- (24.8%)
                 Federal Farm Credit Bank....
                 #....... 2.250%, 04/24/12      25,000     25,463,925
                 Federal Home Loan Bank......
                 #....... 1.125%, 05/18/12     105,000    105,859,215
                 #....... 1.375%, 06/08/12      25,000     25,278,250
                          1.875%, 06/20/12      89,000     90,511,309
                 #....... 0.875%, 08/22/12      25,000     25,143,325
                 #....... 1.750%, 08/22/12      49,200     50,041,861
                 #....... 1.500%, 01/16/13      20,000     20,306,780
                 #....... 1.750%, 03/08/13       8,500      8,660,251
                          1.625%, 03/20/13      55,000     56,019,480
                 #....... 1.000%, 03/27/13      55,000     55,373,890
                 Federal Home Loan Mortgage
                  Corporation................
                          1.125%, 04/25/12      13,000     13,102,648
                          1.750%, 06/15/12      16,000     16,252,368
                          5.125%, 07/15/12      25,000     26,448,100
                 #....... 1.125%, 07/27/12      50,000     50,416,450
                 #....... 5.500%, 08/20/12      76,000     80,987,120
                 #....... 2.125%, 09/21/12      20,000     20,458,520
                 #....... 0.375%, 11/30/12      25,000     24,938,850
                 #....... 4.125%, 12/21/12      40,000     42,305,200
                          0.625%, 12/28/12      25,000     25,027,975
                          0.750%, 12/28/12      25,000     25,079,400
                 #....... 1.375%, 01/09/13      15,000     15,202,785
                 #....... 4.500%, 01/15/13      25,000     26,660,725
                 #....... 0.750%, 03/28/13     108,000    108,223,128
                 #....... 1.625%, 04/15/13      97,000     98,817,974

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                         Face
                                                        Amount          Value+
                                                       --------         ------
                                                        (000)
                 Federal National Mortgage Association
                  #.......... 4.375%, 09/15/12         $ 94,000 $   99,020,634
                              0.500%, 10/30/12           10,000      9,999,710
                              3.625%, 02/12/13           15,000     15,781,995
                  #.......... 1.750%, 02/22/13          123,000    125,426,421
                  #.......... 0.750%, 02/26/13           50,000     50,123,700
                  #.......... 4.375%, 03/15/13          130,000    139,011,340
                  #.......... 3.250%, 04/09/13           50,000     52,564,600
                                                                --------------

                 TOTAL AGENCY OBLIGATIONS.............           1,528,507,929
                                                                --------------

                                              Face
                                             Amount             Value+
                                             ------             ------
                                              (000)
         TEMPORARY CASH INVESTMENTS -- (1.1%).........................
            Repurchase Agreement,
             PNC Capital Markets, Inc.
             0.19%, 05/02/11
             (Collateralized by
             $69,005,000 FNMA 2.24%,
             07/06/15, valued at
             $70,730,125) to
             berepurchased at
             $69,684,103.................       $69,683    $69,683,000
                                                        --------------

                                             Shares/
                                              Face
                                             Amount
                                             -------
                                              (000)
         SECURITIES LENDING COLLATERAL -- (16.9%).....................
         (S)@ DFA Short Term Investment
          Fund........................... 1,041,448,850  1,041,448,850
                                                        --------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $6,040,951,343)........................ $6,166,170,850
                                                        ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                         Valuation Inputs
                                          ----------------------------------------------

                                              Investment in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3      Total
                                          ------- --------------  ------- --------------
Bonds....................................
  Australia..............................   --    $   10,191,820    --    $   10,191,820
  Austria................................   --       139,048,594    --       139,048,594
  Canada.................................   --       860,954,152    --       860,954,152
  Denmark................................   --       200,579,850    --       200,579,850
  France.................................   --       424,490,856    --       424,490,856
  Germany................................   --       423,328,632    --       423,328,632
  Japan..................................   --        91,043,620    --        91,043,620
  Netherlands............................   --       437,652,784    --       437,652,784
  New Zealand............................   --        59,918,335    --        59,918,335
  Norway.................................   --        91,617,719    --        91,617,719
  Spain..................................   --         8,442,446    --         8,442,446
  Supranational Organization Obligations.   --       206,805,524    --       206,805,524
  Sweden.................................   --       136,567,952    --       136,567,952
  United Kingdom.........................   --       237,268,171    --       237,268,171
  United States..........................   --       198,620,616    --       198,620,616
Agency Obligations.......................   --     1,528,507,929    --     1,528,507,929
Temporary Cash Investments...............   --        69,683,000    --        69,683,000
Securities Lending Collateral............   --     1,041,448,850    --     1,041,448,850
Forward Currency Contracts**.............   --       (52,194,424)   --       (52,194,424)
                                            --    --------------    --    --------------
TOTAL....................................   --    $6,113,976,426    --    $6,113,976,426
                                            ==    ==============    ==    ==============

  ** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                               Face
                                                              Amount^      Value+
                                                              -------      -----
                                                               (000)
                   BONDS -- (87.7%)..........................
                   AUSTRALIA -- (4.6%).......................
                   Australia & New Zealand Banking Group,
                    Ltd......................................
                   (u)............. 5.500%, 05/24/11.........  1,311  $ 1,314,097
                   Commonwealth Bank of Australia............
                                    8.500%, 06/24/11.........  1,300    1,431,037
                   (z)............. 4.000%, 02/20/12.........  4,581    3,738,319
                                    5.250%, 04/17/12.........  8,800    9,630,200
                   General Electric Capital Australia Funding
                    Pty, Ltd.................................
                                    8.000%, 02/13/12.........  1,000    1,115,715
                   National Australia Bank, Ltd..............
                                    4.250%, 01/27/12.........    530      575,181
                                    5.250%, 05/04/12.........  9,600   10,507,082
                   Toyota Finance Australia, Ltd.............
                                    5.460%, 12/17/12.........  3,200    3,443,807
                   Westpac Banking Corp......................
                                    7.250%, 09/24/12.........  1,500    1,679,649
                                                                      -----------

                   TOTAL AUSTRALIA...........................          33,435,087
                                                                      -----------

                   AUSTRIA -- (4.0%).........................
                   Asfinag...................................
                   (u)............. 2.000%, 10/22/12.........  9,500    9,704,136
                   Austria Government International Bond.....
                   (u)............. 5.500%, 02/22/12.........  4,000    4,161,564
                   Oesterreichische Kontrollbank AG..........
                   (u)............. 1.875%, 03/21/12.........  5,000    5,066,305
                   (u)............. 4.750%, 10/16/12.........  9,414    9,988,037
                                                                      -----------

                   TOTAL AUSTRIA.............................          28,920,042
                                                                      -----------

                   CANADA -- (12.9%).........................
                   Alberta Capital Finance Authority.........
                                    5.850%, 06/01/12.........  9,100   10,063,428
                   Bank of Nova Scotia.......................
                                    3.030%, 06/04/12.........  9,500   10,173,128
                                    5.040%, 04/08/13.........  5,000    5,562,014
                   British Columbia, Province of Canada......
                                    4.700%, 12/18/12......... 11,000   12,181,906
                                    5.500%, 04/24/13.........  4,500    5,067,643
                   Canada Housing Trust......................
                                    4.000%, 06/15/12.........  6,100    6,622,544
                   Canada Mortgage & Housing Corp............
                                    5.500%, 06/01/12.........  3,208    3,535,361

                                                          Face
                                                         Amount^      Value+
                                                         -------      -----
                                                          (000)
                   CANADA -- (Continued)................
                   Canadian Government Bond.............
                                  1.500%, 03/01/12......  4,200  $ 4,445,701
                                  1.750%, 03/01/13...... 12,000   12,693,759
                   Ontario, Province of Canada..........
                                  4.400%, 12/02/11......  5,000    5,380,172
                   (u)........... 4.950%, 06/01/12......  5,500    5,769,808
                                  5.375%, 12/02/12......  7,000    7,815,378
                   Royal Bank of Canada.................
                                  5.200%, 08/15/12......  3,500    3,853,903
                                                                 -----------

                   TOTAL CANADA.........................          93,164,745
                                                                 -----------

                   DENMARK -- (3.2%)....................
                   Danske Bank A.S......................
                   (u)........... 2.500%, 05/10/12...... 10,000   10,203,490
                   Denmark Government International Bond
                   (u)........... 1.875%, 03/16/12......  7,200    7,296,840
                   FIH Erhvervsbank A.S.................
                   (u)........... 1.750%, 12/06/12......  5,000    5,083,250
                   Kommunekredit........................
                   (n)........... 5.100%, 11/23/11......  2,500      481,063
                                                                 -----------

                   TOTAL DENMARK........................          23,064,643
                                                                 -----------

                   FRANCE -- (9.5%).....................
                   Agence Francaise de Developpement....
                   (u)........... 2.250%, 05/22/12......  5,000    5,077,490
                   Caisse d'Amortissement de la Dette
                    Sociale.............................
                   (u)........... 2.250%, 07/06/12......  9,800    9,981,947
                   (u)........... 5.375%, 07/17/12......  3,000    3,175,854
                   (u)........... 1.625%, 11/27/12......  2,400    2,437,846
                                  3.250%, 04/25/13......  2,100    3,172,003
                   Caisse des Depots et Consignations...
                   (u)........... 3.000%, 06/22/12......  2,000    2,058,020
                   French Treasury Note BTAN............
                                  0.750%, 09/20/12......  7,000   10,239,813
                                  3.750%, 01/12/13......  6,000    9,172,717
                   Reseau Ferre de France...............
                   (t)........... 5.375%, 06/07/12......  2,500    2,740,237
                   Societe Financement de l'Economie
                    Francaise...........................
                   (u)........... 2.250%, 06/11/12......  5,000    5,097,730

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                      Face
                                                     Amount^      Value+
                                                     -------      -----
                                                      (000)

                   FRANCE -- (Continued)............
                   Total Capital SA.................
                   (u)......... 5.000%, 10/10/11....  2,500  $ 2,544,875
                   (g)......... 4.625%, 03/07/12....  5,000    8,562,510
                   (u)......... 5.000%, 05/22/12....  1,800    1,881,160
                   (z)......... 6.500%, 07/20/12....  2,200    1,844,014
                                                             -----------

                   TOTAL FRANCE.....................          67,986,216
                                                             -----------

                   GERMANY -- (9.6%)................
                   IKB Deutsche Industriebank AG....
                                2.875%, 01/27/12....  6,000    8,963,128
                   Kreditanstalt fuer Wiederaufbau..
                   (n)......... 5.250%, 05/16/11.... 32,500    6,197,579
                   (z)......... 6.500%, 11/15/11....  7,695    6,336,984
                   (u)......... 2.250%, 04/16/12....    800      814,649
                   (u)......... 1.875%, 01/14/13....  3,700    3,781,737
                   (t)......... 4.500%, 03/26/13....  1,400    1,513,049
                   Landesbank Hessen-Thueringen
                    Girozentrale....................
                   (g)......... 5.375%, 03/07/12....  2,000    3,442,840
                   Landeskreditbank Baden-Wuerttemberg
                    Foerderbank..........
                   (u)......... 4.125%, 07/15/11....  3,000    3,019,593
                   (u)......... 4.875%, 01/13/12....  6,000    6,186,426
                   (u)......... 2.000%, 10/01/12....  3,000    3,057,189
                   Landwirtschaftliche Rentenbank...
                   (t)......... 6.500%, 05/04/11....  3,097    3,394,944
                   (u)......... 3.000%, 04/16/12....  8,800    9,026,072
                   (u)......... 5.250%, 07/02/12....  1,800    1,899,869
                                4.820%, 03/11/13.... 17,000    3,316,351
                   State of North Rhine-Westphalia..
                   (n)......... 5.000%, 04/30/12.... 43,000    8,359,700
                                                             -----------

                   TOTAL GERMANY....................          69,310,110
                                                             -----------

                   JAPAN -- (1.7%)..................
                   Japan Finance Corp...............
                   (u)......... 1.500%, 07/06/12.... 12,000   12,056,652
                                                             -----------

                   NETHERLANDS -- (7.6%)............
                   Bank Nederlandse Gemeenten.......
                   (z)......... 6.750%, 09/21/11....    929      762,357
                   (s)......... 3.875%, 01/11/12.... 48,970    8,143,513
                   (g)......... 5.750%, 03/07/12....  4,700    8,143,964
                   Nederlandse Waterschapsbank......
                   (u)......... 1.375%, 02/17/12....  2,700    2,722,780
                   (u)......... 5.375%, 09/04/12....  4,000    4,252,000

                                                     Face
                                                    Amount^      Value+
                                                    -------      -----
                                                     (000)

                   NETHERLANDS -- (Continued)......
                   Netherlands Government Bond.....
                               1.750%, 01/15/13....  2,000  $ 2,960,883
                   Rabobank Nederland..............
                   (z)........ 4.750%, 12/07/11....  8,800    7,199,744
                   (n)........ 4.000%, 02/02/12.... 44,000    8,467,471
                   (n)........ 3.000%, 04/03/12.... 10,000    1,899,657
                   SNS Bank........................
                               2.875%, 01/30/12....  7,000   10,468,637
                                                            -----------

                   TOTAL NETHERLANDS...............          55,021,006
                                                            -----------

                   NEW ZEALAND -- (1.6%)...........
                   ANZ National International, Ltd.
                   (u)........ 3.250%, 04/02/12....  2,200    2,255,801
                   Westpac Securities, Ltd.........
                   (u)........ 2.500%, 05/25/12....  9,000    9,176,760
                                                            -----------

                   TOTAL NEW ZEALAND...............          11,432,561
                                                            -----------

                   NORWAY -- (2.9%)................
                   Eksportfinans ASA...............
                   (c)........ 4.000%, 01/25/12....  2,350    2,513,940
                   Kommunalbanken..................
                               4.250%, 10/24/11.... 25,000    4,809,534
                               4.000%, 11/02/11.... 34,770    6,673,393
                   (s)........ 1.875%, 05/08/12.... 23,000    3,764,807
                               2.750%, 07/24/12.... 15,670    2,987,741
                                                            -----------

                   TOTAL NORWAY....................          20,749,415
                                                            -----------

                   SPAIN -- (0.4%).................
                   Instituto de Credito Oficial....
                   (n)........ 5.000%, 10/17/11.... 15,600    2,970,342
                                                            -----------

                   SUPRANATIONAL ORGANIZATION
                    OBLIGATIONS -- (15.0%).........
                   Asian Development Bank..........
                   (t)........ 6.000%, 05/24/12....  2,500    2,767,088
                   (t)........ 0.500%, 10/09/12....  1,800    1,847,237
                   Council of Europe Development Bank
                   (t)........ 5.500%, 01/18/12....  2,400    2,637,598
                   (g)........ 4.625%, 03/07/12....  4,500    7,740,121
                   Eurofima........................
                   (u)........ 5.125%, 08/02/12....  2,000    2,110,012
                   (s)........ 2.000%, 10/30/12.... 95,000   15,468,974
                   European Investment Bank........
                   (z)........ 7.000%, 01/18/12....  9,800    8,141,227

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           Face
                                                          Amount^       Value+
                                                          -------       -----
                                                           (000)

                  SUPRANATIONAL ORGANIZATION
                   OBLIGATIONS -- (Continued)............
                  (g)............ 5.000%, 03/07/12.......  1,000  $  1,726,693
                  (g)............ 4.750%, 06/06/12.......    800     1,388,864
                  (n)............ 4.375%, 08/31/12.......  6,600     1,281,086
                  (n)............ 3.125%, 01/07/13....... 29,000     5,541,064
                  Inter-American Development Bank........
                  (z)............ 6.125%, 07/19/11.......  5,300     4,317,141
                  (z)............ 7.250%, 05/24/12.......  9,500     8,010,076
                  (c)............ 4.250%, 12/02/12.......  1,640     1,800,334
                  International Bank for Reconstruction &
                   Development...........................
                  (t)............ 3.200%, 01/23/12.......  1,827     1,967,840
                  (t)............ 4.370%, 05/17/12.......  1,389     1,511,372
                  (t)............ 1.000%, 11/20/12.......  4,500     4,632,307
                  International Finance Corp.............
                  (t)............ 5.100%, 11/26/12.......  6,200     6,734,625
                  International Finance Facility for
                   Immunisation..........................
                  (z)............ 2.650%, 02/21/12....... 15,800    12,727,733
                  Nordic Investment Bank.................
                  (t)............ 3.100%, 02/02/12.......  7,200     7,804,534
                  (n)............ 2.250%, 08/31/12....... 40,000     7,574,810
                                                                  ------------

                  TOTAL SUPRANATIONAL
                   ORGANIZATION OBLIGATIONS..............          107,730,736
                                                                  ------------

                  SWEDEN -- (7.5%).......................
                  City of Gothenburg Sweden..............
                                  2.500%, 09/27/11....... 24,000     3,990,821
                                  4.700%, 11/13/12....... 14,100     2,382,216
                  Kommuninvest I Sverige AB..............
                  (u)............ 5.375%, 07/03/12....... 12,200    12,886,604
                  (t)............ 4.900%, 02/26/13.......  2,500     2,685,648
                  Nordea Bank AB.........................
                                  5.625%, 09/02/11....... 98,000    16,371,917
                  Svensk Exportkredit AB.................
                  (z)............ 5.000%, 08/17/12....... 18,900    15,515,548
                                                                  ------------

                  TOTAL SWEDEN...........................           53,832,754
                                                                  ------------

                  UNITED KINGDOM -- (4.0%)...............
                  Barclays Bank P.L.C....................
                                  2.875%, 12/23/11.......  5,400     9,125,121
                  (u)............ 5.450%, 09/12/12.......  5,000     5,299,435
                  Lloyds TSB Bank P.L.C..................
                                  2.750%, 03/16/12.......  1,600     2,708,267

                                                        Face
                                                       Amount^      Value+
                                                       -------      -----
                                                        (000)

                   UNITED KINGDOM -- (Continued)......
                   Network Rail Infrastructure Finance
                    P.L.C.............................
                                 4.875%, 03/07/12.....   6,900 $11,873,223
                                                               -----------

                   TOTAL UNITED KINGDOM...............          29,006,046
                                                               -----------

                   UNITED STATES -- (3.2%)............
                   General Electric Capital Corp......
                   (g).......... 2.750%, 12/07/11..... $ 6,050  10,206,558
                                 6.000%, 06/15/12.....   1,800   1,903,392
                                 5.250%, 10/19/12.....   2,000   2,124,074
                                 2.800%, 01/08/13.....   3,000   3,079,635
                   JPMorgan Chase & Co................
                                 5.375%, 10/01/12.....   1,500   1,591,588
                   Mellon Funding Corp................
                   (g).......... 6.375%, 11/08/11.....   2,330   3,978,240
                                                               -----------

                   TOTAL UNITED STATES................          22,883,487
                                                               -----------

                   TOTAL BONDS........................         631,563,842
                                                               -----------

                   AGENCY OBLIGATIONS -- (10.4%)......
                   Federal Home Loan Bank.............
                                 1.875%, 06/20/12.....   5,000   5,084,905
                   Federal Home Loan Mortgage
                    Corporation.......................
                                 5.125%, 07/15/12.....   4,000   4,231,696
                                 5.500%, 08/20/12.....   5,000   5,328,100
                                 4.625%, 10/25/12.....   7,400   7,853,428
                                 0.375%, 11/30/12.....   3,300   3,291,928
                                 4.125%, 12/21/12.....  14,200  15,018,346
                                 1.375%, 01/09/13.....   1,000   1,013,519
                                 4.500%, 01/15/13.....   3,500   3,732,502
                                 0.750%, 03/28/13.....   3,000   3,006,198
                                 1.625%, 04/15/13.....   3,000   3,056,226
                   Federal National Mortgage Association
                                 4.375%, 09/15/12.....   2,000   2,106,822
                                 0.500%, 10/30/12.....   7,000   6,999,797
                                 4.750%, 11/19/12.....   2,000   2,130,176
                                 3.625%, 02/12/13.....   3,000   3,156,399
                                 1.750%, 02/22/13.....   8,600   8,769,652
                                                               -----------

                   TOTAL AGENCY OBLIGATIONS...........          74,779,694
                                                               -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount       Value+
                                                    ------       -----
                                                    (000)

         TEMPORARY CASH INVESTMENTS -- (1.9%)..........................
            Repurchase Agreement, PNC Capital
             Markets, Inc. 0.19%, 05/02/11
             (Collateralized by $13,325,000 FNMA
             2.24%, 07/06/15, valued at
             $13,658,125) to be repurchased at
             $13,452,213........................... $13,452 $13,452,000
                                                            -----------

                                                                        Value+
                                                                        -----
                              TOTAL INVESTMENTS -- (100.0%)
                               (Cost $675,479,753)............... $719,795,536
                                                                  ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                       Valuation Inputs
                                          ------------------------------------------

                                            Investment in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 33,435,087    --    $ 33,435,087
  Austria................................   --      28,920,042    --      28,920,042
  Canada.................................   --      93,164,745    --      93,164,745
  Denmark................................   --      23,064,643    --      23,064,643
  France.................................   --      67,986,216    --      67,986,216
  Germany................................   --      69,310,110    --      69,310,110
  Japan..................................   --      12,056,652    --      12,056,652
  Netherlands............................   --      55,021,006    --      55,021,006
  New Zealand............................   --      11,432,561    --      11,432,561
  Norway.................................   --      20,749,415    --      20,749,415
  Spain..................................   --       2,970,342    --       2,970,342
  Supranational Organization Obligations.   --     107,730,736    --     107,730,736
  Sweden.................................   --      53,832,754    --      53,832,754
  United Kingdom.........................   --      29,006,046    --      29,006,046
  United States..........................   --      22,883,487    --      22,883,487
Agency Obligations.......................   --      74,779,694    --      74,779,694
Temporary Cash Investments...............   --      13,452,000    --      13,452,000
Forward Currency Contracts**.............   --      (3,460,954)   --      (3,460,954)
                                            --    ------------    --    ------------
TOTAL....................................   --    $716,334,582    --    $716,334,582
                                            ==    ============    ==    ============

 ** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                                                   Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                  (000)
AGENCY OBLIGATIONS -- (98.9%)
Federal Farm Credit Bank
   1.750%, 02/21/13............................................................................................. $  4,000
   2.625%, 04/17/14.............................................................................................   62,500
   3.000%, 09/22/14.............................................................................................   14,000
   1.500%, 11/16/15.............................................................................................   29,595
Federal Home Loan Bank
   4.625%, 10/10/12.............................................................................................   70,000
   1.500%, 01/16/13.............................................................................................  107,700
   3.375%, 02/27/13.............................................................................................   37,300
   1.625%, 03/20/13.............................................................................................   10,000
   1.875%, 06/21/13.............................................................................................  120,000
   5.125%, 08/14/13.............................................................................................   42,000
   4.500%, 09/16/13.............................................................................................   37,500
   3.625%, 10/18/13.............................................................................................   57,000
   2.375%, 03/14/14.............................................................................................   40,000
   5.250%, 06/18/14.............................................................................................  102,000
   5.500%, 08/13/14.............................................................................................  119,500
   2.750%, 12/12/14.............................................................................................   14,000
   2.875%, 06/12/15.............................................................................................   46,000
   1.750%, 09/11/15.............................................................................................  124,300
   1.625%, 09/28/15.............................................................................................    5,600
   1.625%, 12/11/15.............................................................................................   21,500
   5.000%, 12/21/15.............................................................................................   27,000


TOTAL AGENCY OBLIGATIONS........................................................................................


TEMPORARY CASH INVESTMENTS -- (1.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $13,255,000 FNMA 2.24%,
    07/06/15, valued at $13,586,375) to be repurchased at $13,383,212...........................................   13,383


TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,146,159,965)


                                                                                                                         Value+
                                                                                                                         -----

AGENCY OBLIGATIONS -- (98.9%)
Federal Farm Credit Bank
   1.750%, 02/21/13............................................................................................. $    4,074,508
   2.625%, 04/17/14.............................................................................................     65,180,125
   3.000%, 09/22/14.............................................................................................     14,753,872
   1.500%, 11/16/15.............................................................................................     29,159,125
Federal Home Loan Bank
   4.625%, 10/10/12.............................................................................................     74,215,540
   1.500%, 01/16/13.............................................................................................    109,352,010
   3.375%, 02/27/13.............................................................................................     39,160,487
   1.625%, 03/20/13.............................................................................................     10,185,360
   1.875%, 06/21/13.............................................................................................    122,853,000
   5.125%, 08/14/13.............................................................................................     46,088,826
   4.500%, 09/16/13.............................................................................................     40,653,300
   3.625%, 10/18/13.............................................................................................     60,653,016
   2.375%, 03/14/14.............................................................................................     41,366,280
   5.250%, 06/18/14.............................................................................................    114,516,216
   5.500%, 08/13/14.............................................................................................    136,094,128
   2.750%, 12/12/14.............................................................................................     14,616,028
   2.875%, 06/12/15.............................................................................................     48,407,870
   1.750%, 09/11/15.............................................................................................    123,728,966
   1.625%, 09/28/15.............................................................................................      5,539,526
   1.625%, 12/11/15.............................................................................................     21,217,038
   5.000%, 12/21/15.............................................................................................     30,482,865
                                                                                                                 --------------

TOTAL AGENCY OBLIGATIONS........................................................................................  1,152,298,086
                                                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $13,255,000 FNMA 2.24%,
    07/06/15, valued at $13,586,375) to be repurchased at $13,383,212...........................................     13,383,000
                                                                                                                 --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,146,159,965)                                                                                           $1,165,681,086
                                                                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                             Valuation Inputs
                               ---------------------------------------------

                                  Investment in Securities (Market Value)
                               ---------------------------------------------
                               Level 1    Level 2     Level 3     Total
                               ------- -------------- ------- --------------
   Agency Obligations.........   --    $1,152,298,086   --    $1,152,298,086
   Temporary Cash Investments.   --        13,383,000   --        13,383,000
                                 --    --------------   --    --------------

   TOTAL......................   --    $1,165,681,086   --    $1,165,681,086
                                 ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                       Face
                                                      Amount^       Value+
                                                      -------       -----
                                                       (000)
                  BONDS -- (80.1%)...................
                  AUSTRALIA -- (7.1%)................
                  Commonwealth Bank of Australia.....
                  #(u).......... 3.625%, 06/25/14....  7,000  $  7,462,504
                  (u)........... 2.900%, 09/17/14....  7,700     8,033,441
                  (u)........... 2.700%, 11/25/14....  2,700     2,795,202
                  #(u).......... 3.500%, 03/19/15.... 31,000    32,073,623
                  National Australia Bank, Ltd.......
                  (g)........... 5.375%, 12/08/14.... 64,115   115,374,950
                  Suncorp Group, Ltd.................
                  (g)........... 4.000%, 01/16/14.... 63,705   111,670,151
                  Westpac Banking Corp...............
                  (u)........... 2.900%, 09/10/14.... 10,000    10,417,280
                  (u)........... 4.200%, 02/27/15....  2,500     2,645,665
                  #(u).......... 3.000%, 08/04/15.... 57,135    57,508,434
                  (u)........... 3.000%, 12/09/15.... 25,000    25,144,000
                                                              ------------

                  TOTAL AUSTRALIA....................          373,125,250
                                                              ------------

                  AUSTRIA -- (1.1%)..................
                  Oesterreichische Kontrollbank AG...
                  #(u).......... 1.750%, 10/05/15.... 50,000    49,379,450
                  (u)........... 4.875%, 02/16/16....  7,000     7,813,491
                                                              ------------

                  TOTAL AUSTRIA......................           57,192,941
                                                              ------------

                  BELGIUM -- (1.5%)..................
                  Belgium Government International Bond
                  (u)........... 2.875%, 09/15/14.... 15,000    15,346,770
                  (u)........... 2.750%, 03/05/15.... 62,000    61,712,940
                                                              ------------

                  TOTAL BELGIUM......................           77,059,710
                                                              ------------

                  CANADA -- (8.6%)...................
                  Bank of Nova Scotia................
                  #(u).......... 2.050%, 10/07/15.... 83,000    81,700,801
                  (u)........... 2.900%, 03/29/16.... 41,500    42,002,109
                  British Columbia, Province of Canada
                  (u)........... 2.850%, 06/15/15.... 10,000    10,412,420
                  Export Development Canada..........
                  (g)........... 3.625%, 09/07/15.... 54,751    95,891,870
                  Manitoba, Province of Canada.......
                  (u)........... 2.625%, 07/15/15.... 19,700    20,261,214
                  Ontario, Province of Canada........
                  (u)........... 4.500%, 02/03/15....  5,000     5,510,840
                  #(u).......... 2.950%, 02/05/15....  9,000     9,415,557
                  #(u).......... 2.700%, 06/16/15.... 55,000    56,833,205

                                                      Face
                                                     Amount^       Value+
                                                     -------       -----
                                                      (000)
                  CANADA -- (Continued).............
                  #(u)........ 1.875%, 09/15/15.....  49,000 $ 48,754,951
                  #(u)........ 4.750%, 01/19/16.....   9,000   10,014,480
                  Royal Bank of Canada..............
                  (u)......... 2.625%, 12/15/15.....  30,300   30,470,225
                  (u)......... 2.875%, 04/19/16.....  37,000   37,341,214
                                                             ------------

                  TOTAL CANADA......................          448,608,886
                                                             ------------

                  FRANCE -- (7.4%)..................
                  Agence Francaise de Developpement.
                  (u)......... 2.500%, 07/15/15.....  25,000   25,330,100
                  BNP Paribas.......................
                  (u)......... 3.250%, 03/11/15..... 101,100  103,585,240
                  Caisse d'Amortissement de la Dette
                   Sociale..........................
                  (u)......... 1.875%, 09/15/15.....  25,000   24,811,825
                  (g)......... 2.250%, 12/07/15.....  48,000   78,332,071
                  Societe Financement de l'Economie
                   Francaise........................
                  (u)......... 2.875%, 09/22/14.....  76,600   79,591,919
                  Total Capital SA..................
                  (u)......... 2.875%, 03/18/15.....   9,200    9,442,503
                  (u)......... 3.000%, 06/24/15.....  62,725   64,736,465
                                                             ------------

                  TOTAL FRANCE......................          385,830,123
                                                             ------------

                  GERMANY -- (5.2%).................
                  Kreditanstalt fuer Wiederaufbau...
                  (g)......... 3.250%, 02/24/14.....  10,000   17,212,948
                  (g)......... 3.125%, 12/08/14.....  52,000   89,246,841
                  (u)......... 4.375%, 07/21/15.....   1,000    1,101,668
                  (u)......... 1.250%, 10/26/15.....  17,000   16,517,081
                  (u)......... 2.625%, 02/16/16.....   9,500    9,754,087
                  Landeskreditbank Baden-Wuerttemberg
                   Foerderbank...........
                  (u)......... 2.750%, 05/26/15.....   3,271    3,349,010
                  Landwirtschaftliche Rentenbank....
                  #(u)........ 3.125%, 07/15/15..... 104,200  109,130,848
                  (u)......... 2.500%, 02/15/16.....  26,000   26,333,944
                                                             ------------

                  TOTAL GERMANY.....................          272,646,427
                                                             ------------

                  IRELAND -- (0.2%).................
                  GE Capital UK Funding.............
                  (g)......... 5.625%, 12/12/14.....   7,097   12,800,617
                                                             ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED



                                             Face
                                            Amount^       Value+
                                            -------       -----
                                             (000)

               JAPAN -- (2.1%).............
               Development Bank of Japan...
               (u)2.875%, 04/20/15           23,000 $ 23,897,966
               Japan Finance Corp..........
               (u)1.875%, 09/24/15           74,100   72,578,875
               #(u)2.500%, 01/21/16          13,000   12,994,007
                                                    ------------

               TOTAL JAPAN.................          109,470,848
                                                    ------------
               NETHERLANDS -- (8.6%).......
               Bank Nederlandse Gemeenten..
               (u)3.125%, 01/12/15            5,000    5,214,215
               (u)2.750%, 07/01/15           45,000   45,934,380
               (u)1.750%, 10/06/15           55,200   53,930,897
               (g)2.375%, 12/23/15           17,000   27,810,446
               Nederlandse Waterschapsbank.
               (u)3.000%, 03/17/15          114,634  118,713,136
               (u)2.000%, 09/09/15           18,000   17,749,368
               (g)5.625%, 11/17/15            2,033    3,781,971
               Rabobank Nederland..........
               (g)5.125%, 10/27/14           15,838   28,533,895
               (g)4.000%, 09/10/15           39,000   67,568,193
               (u)2.125%, 10/13/15           40,000   39,176,920
               Shell International Finance.
               #(u)3.100%, 06/28/15          40,391   41,897,827
                                                    ------------

               TOTAL NETHERLANDS...........          450,311,248
                                                    ------------

               NEW ZEALAND -- (0.9%).......
               ASB Finance, Ltd............
               (g)3.250%, 12/09/13           10,000   17,026,621
               Westpac Securities, Ltd.....
               (u)3.450%, 07/28/14           28,100   29,805,670
                                                    ------------

               TOTAL NEW ZEALAND...........           46,832,291
                                                    ------------

               NORWAY -- (4.9%)............
               Eksportfinans ASA...........
               #(u)3.000%, 11/17/14          82,439   85,798,719
               (u)2.000%, 09/15/15           44,000   43,608,092
               Kommunalbanken..............
               (u)2.750%, 05/05/15           67,570   69,813,324
               (u)2.375%, 01/19/16           59,000   59,333,468
                                                    ------------

               TOTAL NORWAY................          258,553,603
                                                    ------------

               SUPRANATIONAL ORGANIZATION
                OBLIGATIONS -- (12.8%).....
               African Development Bank....
               (u)2.500%, 03/15/16           23,000   23,424,580






                                                   Face
                                                  Amount^       Value+
                                                  -------       -----
                                                   (000)

         SUPRANATIONAL ORGANIZATION
          OBLIGATIONS -- (Continued).............
         Asian Development Bank..................
         #(u)2.625%, 02/09/15                     78,300  $ 81,321,284
         (u)2.500%, 03/15/16                      10,000    10,211,840
         Council of Europe Development Bank......
         (u)2.750%, 02/10/15                      30,000    31,172,040
         (u)4.000%, 04/15/15                       9,000     9,722,196
         Eurofima................................
         (g)6.125%, 10/14/14                      11,400    21,381,431
         (u)4.500%, 03/06/15                       8,000     8,731,840
         European Bank for Reconstruction &
          Development............................
         (g)5.875%, 08/04/14                       9,802    18,264,611
         (u)1.625%, 09/03/15                      54,000    53,214,408
         European Investment Bank................
         (g)6.250%, 04/15/14                      21,600    40,294,662
         #(u)2.875%, 01/15/15                     17,000    17,802,995
         #(u)2.750%, 03/23/15                      9,000     9,365,904
         (g)4.375%, 07/08/15                      36,000    64,309,124
         Inter-American Development Bank.........
         (u)2.250%, 07/15/15                      63,400    64,660,265
         International Bank for Reconstruction &
          Development............................
         (u)2.375%, 05/26/15                      23,000    23,722,844
         International Finance Corp..............
         #(u)2.750%, 04/20/15                      2,000     2,087,294
         International Finance Facility for
          Immunisation...........................
         (g)3.375%, 05/15/14                      35,175    60,933,087
         Nordic Investment Bank..................
         (g)5.750%, 12/16/14                       2,225     4,167,659
         #(u)2.500%, 07/15/15                     58,400    59,961,149
         #(u)2.250%, 03/15/16                     67,000    67,570,036
                                                          ------------

         TOTAL SUPRANATIONAL
          ORGANIZATION OBLIGATIONS...............          672,319,249
                                                          ------------

         SWEDEN -- (2.5%)........................
         Nordea Bank AB..........................
         (u)3.700%, 11/13/14                      10,100    10,598,839
         Svensk Exportkredit AB..................
         (u)3.250%, 09/16/14                      95,010   100,047,145
         (u)1.750%, 10/20/15                      21,600    21,256,906
                                                          ------------

         TOTAL SWEDEN............................          131,902,890
                                                          ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                  Face
                                                 Amount^          Value+
                                                 -------          -----
                                                  (000)

        UNITED KINGDOM -- (6.7%)
        Abbey National Treasury Services P.L.C.
           5.500%, 06/18/14.....................   18,600 $   32,930,020
        Barclays Bank P.L.C.
        (u) 5.200%, 07/10/14                       78,800     85,785,541
        (u) 3.900%, 04/07/15                       20,000     20,975,460
        Network Rail Infrastructure Finance
         P.L.C.
           4.875%, 11/27/15.....................   44,929     82,579,944
        United Kingdom Gilt
           2.750%, 01/22/15.....................   68,000    116,530,672
           4.750%, 09/07/15.....................    7,000     12,918,100
                                                          --------------

        TOTAL UNITED KINGDOM                                 351,719,737
                                                          --------------

        UNITED STATES -- (10.5%)
        Bank of New York Mellon Corp. (The)
        # 2.950%, 06/18/15
        # 2.500%, 01/15/16
        Berkshire Hathaway Finance Corp.
           2.450%, 12/15/15.....................   22,500     22,636,102
        Colgate-Palmolive Co.
           3.150%, 08/05/15.....................   10,285     10,748,422
        General Electric Capital Corp.
           4.875%, 03/04/15.....................    5,000      5,453,740
        # 3.500%, 06/29/15
           4.375%, 09/21/15.....................    6,000      6,405,960
        # 2.250%, 11/09/15
        Microsoft Corp.
           1.625%, 09/25/15.....................   47,000     46,262,194
           2.500%, 02/08/16.....................   35,000     35,519,190
        Novartis Capital Corp.
        # 2.900%, 04/24/15                          4,500
        Procter & Gamble Co. (The)
           3.150%, 09/01/15.....................    5,750      6,024,804
           1.800%, 11/15/15.....................   17,915     17,676,748
        Toyota Motor Credit Corp.
        # 2.800%, 01/11/16
        Wal-Mart Stores, Inc.
        # 2.875%, 04/01/15                          2,500
        # 2.250%, 07/08/15
           1.500%, 10/25/15.....................  123,000    119,058,219
                                                          --------------

        TOTAL UNITED STATES                                  550,133,150
                                                          --------------

        TOTAL BONDS.............................           4,198,506,970
                                                          --------------

                                               Face
                                              Amount             Value+
                                              ------             -----
                                               (000)
        AGENCY OBLIGATIONS -- (9.6%)
        Federal Farm Credit Bank
        # 4.875%, 12/16/15                  $     25,000 $   28,264,025
        Federal Home Loan Mortgage
         Corporation
        # 4.500%, 01/15/15                        49,000     54,206,838
        # 2.875%, 02/09/15                       107,000    111,996,900
        # 4.750%, 01/19/16                        50,000     56,045,750
        Federal National Mortgage
         Association
        # 5.000%, 04/15/15                        24,000     27,084,528
        # 2.375%, 07/28/15                        67,000     68,686,658
        # 1.625%, 10/26/15                        47,000     46,403,805
        # 5.000%, 03/15/16                        95,000    107,719,360
                                                         --------------

        TOTAL AGENCY OBLIGATIONS........................    500,407,864
                                                         --------------

        TEMPORARY CASH
         INVESTMENTS -- (0.8%)
        Repurchase Agreement, PNC Capital
         Markets, Inc. 0.19%, 05/02/11
         (Collateralized by $42,440,000
         FNMA 2.24%, 07/06/15, valued at
         $43,501,000) to be repurchased at
         $42,858,679.......................       42,858     42,858,000
                                                         --------------

                                              Shares/
                                               Face
                                              Amount
                                              ------
                                               (000)
        SECURITIES LENDING COLLATERAL -- (9.5%).........
        (S)@DFA Short Term Investment
            Fund                             497,132,795    497,132,795
                                                         --------------


        TOTAL INVESTMENTS -- (100.0%)
         (Cost $5,129,090,530)                           $5,238,905,629
                                                         ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                         Valuation Inputs
                                          ----------------------------------------------

                                              Investment in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3      Total
                                          ------- --------------  ------- --------------
Bonds....................................
  Australia..............................   --    $  373,125,250    --    $  373,125,250
  Austria................................   --        57,192,941    --        57,192,941
  Belgium................................   --        77,059,710    --        77,059,710
  Canada.................................   --       448,608,886    --       448,608,886
  France.................................   --       385,830,123    --       385,830,123
  Germany................................   --       272,646,427    --       272,646,427
  Ireland................................   --        12,800,617    --        12,800,617
  Japan..................................   --       109,470,848    --       109,470,848
  Netherlands............................   --       450,311,248    --       450,311,248
  New Zealand............................   --        46,832,291    --        46,832,291
  Norway.................................   --       258,553,603    --       258,553,603
  Supranational Organization Obligations.   --       672,319,249    --       672,319,249
  Sweden.................................   --       131,902,890    --       131,902,890
  United Kingdom.........................   --       351,719,737    --       351,719,737
  United States..........................   --       550,133,150    --       550,133,150
Agency Obligations.......................   --       500,407,864    --       500,407,864
Temporary Cash Investments...............   --        42,858,000    --        42,858,000
Securities Lending Collateral............   --       497,132,795    --       497,132,795
Forward Currency Contracts**.............   --       (25,606,241)   --       (25,606,241)
                                            --    --------------    --    --------------
TOTAL....................................   --    $5,213,299,388    --    $5,213,299,388
                                            ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                            Face
                                           Amount       Value+
                                           -------      -----
                                           (000)
                 AGENCY OBLIGATIONS -- (65.5%)................
                 Federal Farm Credit Bank.
                    5.000%, 06/01/12...... $ 4,295 $ 4,510,042
                    4.480%, 08/24/12......  12,000  12,633,672
                    6.280%, 11/26/12......   3,000   3,268,905
                    4.400%, 01/03/13......  11,000  11,700,359
                    4.150%, 05/15/13......  10,000  10,697,230
                    5.580%, 07/03/13......  23,000  25,375,095
                    3.880%, 07/08/13......   7,000   7,467,530
                    4.920%, 08/26/13......   4,125   4,508,955
                    4.710%, 10/18/13......   7,000   7,641,508
                    4.900%, 01/16/14......   5,700   6,251,384
                    5.300%, 02/18/14......  12,000  13,390,140
                    5.250%, 06/05/14......  14,400  16,158,571
                    4.375%, 06/30/14......   3,915   4,305,971
                    3.000%, 09/22/14......   7,000   7,376,936
                    8.160%, 09/30/14......   3,615   4,428,921
                    4.700%, 12/10/14......   4,000   4,450,092
                    4.550%, 02/03/15......   4,500   4,987,742
                    4.375%, 02/17/15......  14,300  15,762,275
                    4.875%, 12/16/15......  15,000  16,958,415
                    6.030%, 03/21/16......   4,700   5,546,508
                    5.125%, 08/25/16......   8,000   9,203,264
                    2.875%, 02/10/17......  17,000  17,352,036
                    5.050%, 03/08/17......  10,000  11,266,340
                    5.625%, 08/18/17......   4,000   4,681,084
                    5.100%, 09/03/19......   9,000  10,213,677
                    5.320%, 09/03/19......  21,300  24,096,690
                    5.150%, 11/15/19......  11,200  12,749,722
                    4.670%, 05/07/20......   5,600   6,069,577
                    5.350%, 08/07/20......   6,700   7,632,513
                    5.250%, 03/02/21......   6,100   6,880,446
                    5.220%, 02/22/22......   5,000   5,622,710
                    5.210%, 12/19/22......  21,200  23,500,857
                    5.250%, 03/06/23......   6,000   6,696,822
                    5.220%, 05/15/23......  48,100  54,113,173
                 Federal Home Loan Bank...
                    4.625%, 08/15/12......  15,175  15,991,066
                    4.500%, 11/15/12......  18,000  19,072,656
                    5.126%, 02/28/13......   5,615   6,073,268
                    3.875%, 06/14/13......  12,600  13,425,539
                    5.375%, 06/14/13......  52,400  57,480,547
                    4.500%, 09/16/13......  11,000  11,924,968
                    6.395%, 06/03/14......   5,200   6,005,584
                    5.250%, 06/18/14......  50,300  56,472,212
                    6.700%, 06/25/14......  12,500  14,605,950
                    5.500%, 08/13/14......  35,500  40,429,637
                    4.500%, 11/14/14......   4,000   4,421,092

                                            Face
                                           Amount          Value+
                                           -------         -----
                                           (000)

                  2.875%, 06/12/15........ $15,000 $   15,785,175
                  2.875%, 09/11/15........  10,000     10,422,890
                  1.375%, 12/11/15........  10,000      9,745,670
                  4.875%, 03/11/16........  13,600     15,341,344
                  5.375%, 05/18/16........  44,000     50,789,332
                  5.375%, 09/09/16........   6,000      6,923,994
                  5.125%, 10/19/16........  14,700     16,784,137
                  4.750%, 12/16/16........  38,000     42,647,970
                  3.625%, 03/10/17........  20,000     21,213,120
                  4.875%, 05/17/17........  39,000     43,984,785
                  5.000%, 11/17/17........  40,000     45,346,680
                  3.125%, 12/08/17........  30,000     30,417,000
                  5.375%, 05/15/19........   4,000      4,599,468
                  5.125%, 08/15/19........   5,295      5,976,043
                  4.500%, 09/13/19........   5,000      5,445,240
                  4.125%, 12/13/19........  20,000     21,080,600
                  4.125%, 03/13/20........  22,000     23,025,728
                  3.000%, 03/18/20........  14,000     13,600,174
                  3.375%, 06/12/20........  13,000     12,811,682
                  4.625%, 09/11/20........  21,200     22,708,613
                  5.000%, 03/12/21........   5,200      5,746,369
                  5.625%, 06/11/21........   7,000      8,121,988
                  5.000%, 12/10/21........  39,500     43,502,180
                  5.250%, 06/10/22........   7,225      8,086,639
                  5.750%, 06/10/22........  19,500     22,601,397
                  5.375%, 09/30/22........  14,600     16,460,128
                  4.750%, 03/10/23........  32,200     34,485,298
                  5.375%, 08/15/24........   9,000     10,077,795
               Tennessee Valley Authority.
                  6.790%, 05/23/12........  37,600     40,173,344
                  6.000%, 03/15/13........  28,100     30,840,087
                  4.750%, 08/01/13........  12,500     13,570,413
                  4.375%, 06/15/15........  13,500     14,880,712
                  5.500%, 07/18/17........   8,500      9,848,448
                  6.250%, 12/15/17........  11,000     13,228,523
                  4.500%, 04/01/18........  44,700     49,044,527
                                                   --------------
               TOTAL AGENCY OBLIGATIONS...          1,372,719,174
                                                   --------------

               U.S. TREASURY OBLIGATIONS -- (33.4%)..............
               U.S. Treasury Bonds........
                  11.250%, 02/15/15.......  25,000     34,117,200
                  10.625%, 08/15/15.......  11,000     15,131,875
                  9.875%, 11/15/15........  14,800     20,099,096
                  9.250%, 02/15/16........  38,500     51,662,188
                  7.250%, 05/15/16........  34,000     42,659,392

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                          Face
                                         Amount       Value+
                   -                     ------       -----
                                         (000)

                      7.500%, 11/15/16.. $17,800 $22,782,612
                      9.000%, 11/15/18..  12,200  17,454,577
                      8.125%, 08/15/19..   3,800   5,267,157
                      8.750%, 08/15/20..  19,700  28,637,338
                      8.125%, 05/15/21..  27,100  38,287,205
                      7.250%, 08/15/22..  28,000  37,765,000
                      6.250%, 08/15/23..  35,000  43,952,335
                      7.500%, 11/15/24..  41,300  57,652,239
                      6.000%, 02/15/26..  17,000  20,981,723
                   U.S. Treasury Notes..
                      4.375%, 08/15/12..  54,700  57,565,350
                      4.000%, 11/15/12..   9,700  10,235,770
                      3.875%, 02/15/13..  27,600  29,271,097
                      3.625%, 05/15/13..   7,700   8,171,024
                      4.250%, 08/15/13..  30,100  32,536,234
                      4.000%, 02/15/14..  10,500  11,399,062
                      4.250%, 08/15/14..  15,500  17,058,478
                      4.250%, 11/15/14..   7,500   8,278,125
                      4.125%, 05/15/15..  10,000  11,019,530
                      2.625%, 02/29/16..  22,400  23,154,253
                      4.875%, 08/15/16..   8,200   9,360,169

                                                  Face
                                                 Amount          Value+
        -                                        ------          -----
                                                 (000)

           3.000%, 09/30/16..................... $22,000 $   22,976,250
           3.625%, 02/15/20.....................  22,500     23,394,735
                                                         --------------

        TOTAL U.S. TREASURY
         OBLIGATIONS............................            700,870,014
                                                         --------------
        TEMPORARY CASH INVESTMENTS -- (1.1%)...........................
           Repurchase Agreement, PNC Capital
            Markets, Inc. 0.19%, 05/02/11
            (Collateralized by $23,515,000
            FNMA 2.24%, 07/06/15, valued at
            $24,102,875) to be repurchased at
            $23,745,376.........................  23,745     23,745,000
                                                         --------------
        TOTAL INVESTMENTS -- (100.0%)
         (Cost $1,982,546,644)..................         $2,097,334,188
                                                         ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                             Valuation Inputs
   -                           ---------------------------------------------

                                  Investment in Securities (Market Value)
   -                           ---------------------------------------------
                               Level 1    Level 2     Level 3     Total
   -                           ------- -------------- ------- --------------
   Agency Obligations.........   --    $1,372,719,174   --    $1,372,719,174
   U.S. Treasury Obligations..   --       700,870,014   --       700,870,014
   Temporary Cash Investments.   --        23,745,000   --        23,745,000
                                 --    --------------   --    --------------
   TOTAL......................   --    $2,097,334,188   --    $2,097,334,188
                                 ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                            Face
                                                           Amount      Value+
                        -                                  ------      -----
                                                           (000)
                    AGENCY OBLIGATIONS -- (2.6%)
                    Federal Home Loan Bank
                                 3.625%, 10/18/13          $8,500 $ 9,044,748
                    Federal Home Loan Mortgage Corporation
                                 4.875%, 11/15/13           4,000   4,394,432
                    #            4.750%, 11/17/15           5,000   5,603,085
                    Federal National Mortgage Association
                    #            3.250%, 04/09/13           5,000   5,256,460
                                 1.000%, 09/23/13           4,000   4,007,144
                    Tennessee Valley Authority
                                 6.000%, 03/15/13           4,000   4,390,048
                                                                  -----------

                    TOTAL AGENCY OBLIGATIONS                       32,695,917
                                                                  -----------
                    BONDS -- (83.7%)
                    3M Co.
                    #            4.375%, 08/15/13           7,000   7,572,831
                    Abbott Laboratories
                                 5.600%, 05/15/11             600     601,019
                    ACE INA Holdings, Inc.
                                 5.600%, 05/15/15           3,567   3,957,690
                    Adobe Systems, Inc.
                                 3.250%, 02/01/15           3,000   3,104,061
                    Aetna, Inc.
                                 5.750%, 06/15/11           1,600   1,609,880
                    Aflac, Inc.
                                 3.450%, 08/15/15           1,875   1,902,066
                    African Development Bank
                                 3.000%, 05/27/14           7,000   7,357,343
                    Agence Francaise de Developpement
                                 2.250%, 05/22/12           2,000   2,030,996
                    Allstate Corp. (The)
                                 7.500%, 06/15/13           2,100   2,344,967
                    #            6.200%, 05/16/14           5,000   5,690,660
                    American Express Credit Corp.
                                 5.875%, 05/02/13           1,000   1,082,910
                                 7.300%, 08/20/13           3,800   4,269,099
                    Amgen, Inc.
                    #            4.850%, 11/18/14           5,569   6,182,910
                    Analog Devices, Inc.
                    #            5.000%, 07/01/14           1,500   1,647,849
                    Anheuser-Busch Cos., Inc.
                    #            5.000%, 01/15/15           2,000   2,199,236
                    AON Corp.
                                 3.500%, 09/30/15           3,000   3,057,549

                                                                 Face
                                                                Amount     Value+
                         -                        -             ------     -----
                                                                (000)

                    Apache Corp.
                                      6.000%, 09/15/13......... $2,100 $2,336,668
                    Appalachian Power Co.
                                      5.650%, 08/15/12.........    600    632,450
                    Archer-Daniels-Midland Co.
                                      7.125%, 03/01/13.........    800    886,279
                    Arizona Public Service Co.
                                      6.500%, 03/01/12.........    600    627,781
                    Arrow Electronics, Inc.
                                      6.875%, 07/01/13.........  3,000  3,279,309
                    Asian Development Bank
                    #................ 2.625%, 02/09/15.........  8,000  8,308,688
                    Assurant, Inc.
                    #................ 5.625%, 02/15/14.........  3,000  3,206,076
                    AT&T, Inc.
                    #................ 6.700%, 11/15/13.........  3,700  4,173,711
                                      2.500%, 08/15/15.........  4,000  4,010,432
                    Atmos Energy Corp.
                                      7.375%, 05/15/11.........    800    801,454
                    Australia & New Zealand Banking Group, Ltd.
                                      5.125%, 11/14/11.........  2,400  2,452,476
                    Austria Government International Bond
                                      5.500%, 02/22/12.........  3,020  3,141,981
                                      3.250%, 06/25/13.........  5,000  5,241,850
                    AutoZone, Inc.
                                      5.875%, 10/15/12.........  1,760  1,875,384
                    Avnet, Inc.
                    #................ 6.000%, 09/01/15.........  2,000  2,195,584
                    Baker Hughes, Inc.
                    #................ 6.500%, 11/15/13.........  1,870  2,110,405
                    Baltimore Gas & Electric Co.
                    #................ 6.125%, 07/01/13.........  3,750  4,127,610
                    Bank Nederlandse Gemeenten
                                      2.750%, 07/01/15.........  5,000  5,103,820
                    Bank of America Corp.
                    #................ 5.375%, 09/11/12.........  7,500  7,914,225
                    Bank of New York Mellon Corp. (The)
                                      4.950%, 11/01/12.........  2,500  2,655,182
                    #................ 4.300%, 05/15/14.........  2,000  2,164,140
                    #................ 2.950%, 06/18/15.........  2,000  2,058,010
                    Bank of Nova Scotia
                    #................ 2.250%, 01/22/13.........  2,000  2,049,230
                                      2.375%, 12/17/13.........  7,000  7,163,422
                    #................ 3.400%, 01/22/15.........  2,000  2,086,976

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount     Value+
            -                                      ------     -----
                                                   (000)

            # 2.900%, 03/29/16                     $8,000 $8,096,792
            Barclays Bank P.L.C...................
            # 5.450%, 09/12/12                      6,700  7,101,243
               5.200%, 07/10/14...................  2,000  2,177,298
            Barrick Gold Finance Co.
            # 4.875%, 11/15/14                      5,000  5,524,825
            Baxter International, Inc.
            # 1.800%, 03/15/13                      2,750  2,794,544
               4.000%, 03/01/14...................  3,600  3,852,922
            BB&T Corp.
            # 3.850%, 07/27/12                        500    517,306
            # 3.375%, 09/25/13                      3,000  3,139,833
            # 5.700%, 04/30/14                      3,000  3,325,935
            Bear Stearns Cos. LLC (The)
            # 5.500%, 08/15/11                      1,600  1,623,549
            Belgium Government International Bond
               4.250%, 09/03/13...................  1,000  1,049,664
               2.750%, 03/05/15...................  2,000  1,990,740
            Bemis Co., Inc.
               5.650%, 08/01/14...................  2,000  2,192,338
            Berkshire Hathaway Finance Corp.
            # 4.850%, 01/15/15                      5,000  5,516,035
            BHP Billiton Finance USA, Ltd.
            # 5.125%, 03/29/12                        600    625,517
            # 5.500%, 04/01/14                      2,000  2,227,838
            Black & Decker Corp.
               7.125%, 06/01/11...................  1,430  1,436,844
            Black Hills Corp.
               6.500%, 05/15/13...................  1,500  1,614,250
            BlackRock, Inc.
               2.250%, 12/10/12...................  1,865  1,905,795
               3.500%, 12/10/14...................  6,500  6,857,110
            BNP Paribas
               3.250%, 03/11/15...................  4,000  4,098,328
            Boeing Co. (The)
            # 1.875%, 11/20/12                      3,500  3,564,942
            # 5.000%, 03/15/14                      3,675  4,036,804
            BP Capital Markets P.L.C.
               3.750%, 06/17/13...................  2,500  2,609,000
               5.250%, 11/07/13...................  3,000  3,252,327
            Bristol-Myers Squibb Co.
            # 5.250%, 08/15/13                      6,531  7,163,168
            British Columbia, Province of Canada
               2.850%, 06/15/15...................  4,000  4,164,968
            Brown-Forman Corp.
               5.000%, 02/01/14...................  1,510  1,650,785

                                                       Face
                                                      Amount     Value+
         -                                            ------     -----
                                                      (000)

         Burlington Northern Santa Fe LLC
         # 5.900%, 07/01/12                           $1,100 $1,163,565
         Caisse d'Amortissement de la Dette Sociale
            4.125%, 12/09/11.........................  1,400  1,430,005
            3.500%, 07/01/14.........................  5,800  6,163,950
         Campbell Soup Co.
         # 4.875%, 10/01/13                            3,100  3,381,982
         Canadian National Railway Co.
            4.400%, 03/15/13.........................  3,450  3,667,823
         Canadian Natural Resources, Ltd.
            5.150%, 02/01/13.........................  3,000  3,203,421
         Capital One Financial Corp.
         # 6.250%, 11/15/13                            1,200  1,325,270
         # 7.375%, 05/23/14                            3,000  3,486,366
         Caterpillar Financial Services Corp.
         # 6.200%, 09/30/13                            5,096  5,699,815
            4.750%, 02/17/15.........................  1,500  1,656,540
         # 2.650%, 04/01/16                            1,000  1,014,784
         CenterPoint Energy Resources Corp.
            7.875%, 04/01/13.........................  1,470  1,643,454
         Charles Schwab Corp. (The)
         # 4.950%, 06/01/14                            4,000  4,382,772
         CIGNA Corp.
            6.375%, 10/15/11.........................  1,000  1,025,572
         Cisco Systems, Inc.
            1.625%, 03/14/14.........................  8,750  8,799,490
         Citigroup, Inc.
            6.000%, 02/21/12.........................  1,100  1,145,735
            5.300%, 10/17/12.........................  2,000  2,112,134
         # 6.500%, 08/19/13                            3,000  3,296,319
         Coca-Cola Co. (The)
         # 3.625%, 03/15/14                            1,500  1,598,766
            1.500%, 11/15/15.........................  3,825  3,716,592
         Coca-Cola Refreshments USA, Inc.
         # 7.375%, 03/03/14                            2,100  2,443,520
         Colgate-Palmolive Co.
            5.980%, 04/25/12.........................  1,000  1,053,196
         Comcast Cable Communications Holdings, Inc.
            8.375%, 03/15/13.........................  2,300  2,593,473
         Comcast Corp.
         # 5.300%, 01/15/14                            1,000  1,095,739
         Comerica, Inc.
            3.000%, 09/16/15.........................  2,000  2,011,008

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount     Value+
          -                                          ------     -----
                                                     (000)

          Commonwealth Bank of Australia
             2.500%, 12/10/12....................... $1,400 $1,438,724
          # 2.700%, 11/25/14                          2,000  2,070,520
          Computer Sciences Corp.
             5.000%, 02/15/13.......................  1,500  1,586,672
          ConAgra Foods, Inc.
          # 6.750%, 09/15/11                            800    817,836
          ConocoPhillips
          # 4.600%, 01/15/15                          2,500  2,749,240
          Consolidated Edison Co. of New York, Inc.
             3.850%, 06/15/13.......................    600    630,211
          Constellation Energy Group, Inc.
          # 4.550%, 06/15/15                          4,000  4,248,512
          Council of Europe Development Bank
             4.500%, 06/30/14.......................  2,000  2,183,376
          # 2.750%, 02/10/15                          2,000  2,078,136
          COX Communications, Inc.
          # 7.125%, 10/01/12                          1,400  1,514,703
          Credit Suisse AG
             5.000%, 05/15/13.......................  8,400  9,003,296
          Credit Suisse USA, Inc.
          # 5.125%, 01/15/14                            500    545,252
          CSX Corp.
             5.500%, 08/01/13.......................    500    543,873
          CVS Caremark Corp.
             5.750%, 08/15/11.......................    600    608,854
          # 4.875%, 09/15/14                          3,500  3,840,571
          Daimler Finance North America LLC
             6.500%, 11/15/13.......................  5,000  5,597,565
          Dell, Inc.
          # 4.700%, 04/15/13                            600    640,112
          # 1.400%, 09/10/13                          5,000  5,024,555
          # 5.625%, 04/15/14                          3,000  3,333,720
          Detroit Edison Co. (The)
             6.400%, 10/01/13.......................    600    671,203
          Deutsche Bank AG
          # 4.875%, 05/20/13                          1,100  1,174,235
             3.875%, 08/18/14.......................  3,200  3,368,026
          Deutsche Telekom International Finance BV
          # 4.875%, 07/08/14                          1,000  1,089,517
          Deutsche Telekom International Finance NV
             5.250%, 07/22/13.......................  1,500  1,623,076
          Development Bank of Japan
             2.875%, 04/20/15.......................  2,000  2,078,084

                                                 Face
                                                Amount       Value+
             -                                  ------       -----
                                                (000)

             Devon Energy Corp.
                5.625%, 01/15/14............... $ 1,100 $ 1,221,092
             Diageo Capital P.L.C.
                5.200%, 01/30/13...............     600     643,102
             # 7.375%, 01/15/14                   2,535   2,923,958
             Diageo Finance BV
             # 3.250%, 01/15/15                   5,000   5,190,030
             DIRECTV Holdings LLC
                4.750%, 10/01/14...............   3,000   3,253,422
             # 3.550%, 03/15/15                   2,000   2,070,492
             Dominion Resources, Inc.
             # 5.000%, 03/15/13                     600     642,203
             Dover Corp.
                4.875%, 10/15/15...............   4,000   4,431,216
             Dow Chemical Co. (The)
             # 6.000%, 10/01/12                   3,500   3,734,003
             Dr. Pepper Snapple Group, Inc.
             # 2.900%, 01/15/16                   5,000   5,023,930
             DTE Energy Co.
             # 7.625%, 05/15/14                   1,000   1,154,851
             Duke Energy Corp.
                3.950%, 09/15/14...............   1,070   1,131,979
             Duke Energy Ohio, Inc.
                5.700%, 09/15/12...............     450     479,381
             E.I. Du Pont de Nemours & Co.
                5.875%, 01/15/14...............     516     574,169
                3.250%, 01/15/15...............   4,000   4,181,632
             Eaton Corp.
                5.950%, 03/20/14...............     600     674,357
             eBay, Inc.
             # 0.875%, 10/15/13                   7,200   7,163,467
             Eksportfinans ASA
                1.875%, 04/02/13...............  10,000  10,181,810
                3.000%, 11/17/14...............   3,900   4,058,941
             Eli Lilly & Co.
             # 4.200%, 03/06/14                   1,000   1,078,110
             Emerson Electric Co.
                5.625%, 11/15/13...............     905   1,005,055
             Enbridge Energy Partners LP
             # 4.750%, 06/01/13                     800     847,458
             EnCana Holdings Finance Corp.
             # 5.800%, 05/01/14                   1,500   1,674,220
             Energy Transfer Partners LP
                6.000%, 07/01/13...............   2,250   2,448,630
             Enterprise Products Operating LLC
             # 7.625%, 02/15/12                   1,500   1,577,286
                9.750%, 01/31/14...............     600     721,627
                5.000%, 03/01/15...............   1,000   1,082,357

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             Face
                                                            Amount   Value+
                                                            ------ ----------
                                                            (000)
                    EOG Resources, Inc.....................
                                   6.125%, 10/01/13         $1,500 $1,662,602
                    Eurofima...............................
                                   4.250%, 02/04/14          3,000  3,242,184
                    European Bank for Reconstruction &
                     Development...........................
                    #............. 2.750%, 04/20/15          2,000  2,077,530
                    European Investment Bank...............
                                   3.125%, 06/04/14          4,000  4,221,772
                    #............. 2.750%, 03/23/15          3,000  3,119,250
                    Export Development Canada..............
                                   2.250%, 05/28/15          1,000  1,024,891
                    Express Scripts, Inc...................
                                   5.250%, 06/15/12          1,500  1,570,114
                    Fifth Third Bancorp....................
                                   6.250%, 05/01/13          1,000  1,086,433
                    Fortune Brands, Inc....................
                                   4.875%, 12/01/13          2,100  2,229,896
                    France Telecom SA......................
                    #............. 4.375%, 07/08/14          3,350  3,620,054
                    #............. 2.125%, 09/16/15          5,000  4,956,590
                    General Dynamics Corp..................
                    #............. 4.250%, 05/15/13            500    535,009
                    General Electric Capital Corp..........
                    #............. 4.800%, 05/01/13          1,000  1,066,101
                                   3.750%, 11/14/14          3,000  3,158,502
                                   2.250%, 11/09/15          2,000  1,960,530
                    General Electric Co....................
                                   5.000%, 02/01/13          8,700  9,287,946
                    General Mills, Inc.....................
                                   6.000%, 02/15/12            421    438,979
                    GlaxoSmithKline Capital, Inc...........
                                   4.850%, 05/15/13          8,500  9,161,852
                    Goldman Sachs Group, Inc. (The)........
                                   5.250%, 04/01/13          3,000  3,211,683
                    #............. 6.000%, 05/01/14          1,200  1,326,023
                    #............. 5.125%, 01/15/15          4,100  4,441,436
                    Hartford Financial Services Group, Inc.
                    #............. 4.625%, 07/15/13          2,652  2,777,946
                    #............. 4.000%, 03/30/15          2,000  2,055,838
                    Hershey Co. (The)......................
                                   4.850%, 08/15/15            500    546,550
                    Hess Corp..............................
                                   7.000%, 02/15/14          3,100  3,526,256
                    Hewlett-Packard Co.....................
                    #............. 1.250%, 09/13/13          4,550  4,560,479
                    #............. 6.125%, 03/01/14          4,100  4,612,504

                                                             Face
                                                            Amount   Value+
                                                            ------ ----------
                                                            (000)

                    Honeywell International, Inc...........
                    #............... 3.875%, 02/15/14       $3,100 $3,326,213
                    Howard Hughes Medical Institute........
                                     3.450%, 09/01/14        1,285  1,364,629
                    HSBC Finance Corp......................
                    #............... 4.750%, 07/15/13        3,000  3,210,123
                    Husky Energy, Inc......................
                    #............... 5.900%, 06/15/14        3,000  3,335,574
                    Hydro-Quebec...........................
                                     6.300%, 05/11/11          800    800,793
                    ICI Wilmington, Inc....................
                                     5.625%, 12/01/13        1,000  1,084,655
                    Instituto de Credito Oficial...........
                                     5.375%, 07/02/12        6,500  6,726,648
                    Inter-American Development Bank........
                                     1.625%, 07/15/13        3,000  3,051,999
                    International Bank for Reconstruction &
                     Development...........................
                                     3.625%, 05/21/13        2,000  2,113,712
                                     5.500%, 11/25/13        2,000  2,225,158
                                     2.375%, 05/26/15        2,000  2,062,856
                    International Business Machines Corp...
                    #............... 2.100%, 05/06/13        3,355  3,441,046
                    International Finance Corp.............
                                     2.750%, 04/20/15        3,000  3,130,941
                    Japan Finance Corp.....................
                                     2.125%, 11/05/12        2,000  2,038,332
                    Jefferies Group, Inc...................
                                     5.875%, 06/08/14        3,000  3,258,654
                    John Deere Capital Corp................
                                     7.000%, 03/15/12        1,600  1,690,416
                                     1.875%, 06/17/13        6,725  6,847,355
                    Johnson Controls, Inc..................
                                     4.875%, 09/15/13        1,000  1,079,467
                    JPMorgan Chase & Co....................
                    #............... 4.650%, 06/01/14        4,000  4,316,236
                    #............... 3.400%, 06/24/15        2,500  2,561,965
                    Kansas City Power & Light Co...........
                                     6.500%, 11/15/11          800    819,660
                    KeyCorp................................
                    #............... 6.500%, 05/14/13        1,500  1,640,430
                    Kinder Morgan Energy Partners LP.......
                                     7.125%, 03/15/12          500    527,377
                                     5.850%, 09/15/12          600    637,016
                    #............... 5.000%, 12/15/13        2,000  2,174,054
                    Kingdom of Denmark.....................
                                     0.875%, 02/19/13        5,600  5,615,058

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        Face
                                                       Amount   Value+
                                                       ------ ----------
                                                       (000)

                    Kohl's Corp.......................
                                 7.375%, 10/15/11      $  600 $  618,159
                    Kommunalbanken....................
                                 2.750%, 05/05/15       4,000  4,132,800
                    Kommunalbanken AS.................
                                 5.125%, 05/30/12       1,500  1,575,508
                    Kommuninvest I Sverige AB.........
                                 5.375%, 07/03/12       5,600  5,915,162
                    Koninklijke Philips Electronics NV
                                 7.250%, 08/15/13       1,500  1,689,974
                    Kraft Foods, Inc..................
                                 6.250%, 06/01/12       1,267  1,340,785
                    Kreditanstalt fuer Wiederaufbau...
                                 4.000%, 10/15/13       3,000  3,221,184
                                 4.750%, 05/15/14       1,000  1,098,987
                                 4.125%, 10/15/14       2,000  2,194,340
                                 1.250%, 10/26/15       4,000  3,886,372
                    Kroger Co. (The)..................
                    #........... 5.500%, 02/01/13       1,800  1,926,976
                    Landeskreditbank Baden-Wuerttemberg
                     Foerderbank........
                                 2.000%, 10/01/12       6,800  6,929,628
                    Landwirtschaftliche Rentenbank....
                                 4.125%, 07/15/13       3,600  3,855,827
                                 3.125%, 07/15/15       4,000  4,189,284
                    Lockheed Martin Corp..............
                    #........... 4.121%, 03/14/13       6,000  6,356,964
                    Lowe's Cos, Inc...................
                    #........... 5.000%, 10/15/15       4,000  4,477,248
                    Manitoba, Province of Canada......
                                 2.625%, 07/15/15       8,000  8,227,904
                    Marriott International, Inc.......
                                 4.625%, 06/15/12       1,100  1,140,559
                    Marsh & McLennan Cos., Inc........
                                 6.250%, 03/15/12         600    623,866
                    McDonald's Corp...................
                    #........... 4.300%, 03/01/13       2,600  2,771,088
                    McKesson Corp.....................
                    #........... 6.500%, 02/15/14       1,600  1,801,224
                    Medtronic, Inc....................
                    #........... 4.500%, 03/15/14       1,100  1,198,183
                    #........... 3.000%, 03/15/15       6,500  6,752,102
                    Merck & Co., Inc..................
                    #........... 4.750%, 03/01/15       3,000  3,316,569
                    MetLife, Inc......................
                    #........... 5.375%, 12/15/12         600    641,664
                                 5.500%, 06/15/14       2,081  2,286,973

                                                                  Face
                                                                 Amount   Value+
                                                                 ------ ----------
                                                                 (000)
                    Microsoft Corp..............................
                                       2.950%, 06/01/14          $5,000 $5,244,765
                    #................. 2.500%, 02/08/16           6,000  6,089,004
                    Monsanto Co.................................
                                       7.375%, 08/15/12             700    755,800
                    Morgan Stanley..............................
                                       5.250%, 11/02/12           2,000  2,120,960
                    #................. 5.300%, 03/01/13           1,100  1,173,722
                                       4.100%, 01/26/15           4,000  4,143,104
                    NASDAQ OMX Group, Inc. (The)................
                                       4.000%, 01/15/15           3,400  3,424,847
                    National Australia Bank, Ltd................
                                       5.350%, 06/12/13           2,000  2,157,978
                    #................. 3.375%, 07/08/14           3,000  3,177,237
                    National City Corp..........................
                    #................. 4.900%, 01/15/15           6,273  6,828,719
                    National Rural Utilities Cooperative Finance
                     Corp.......................................
                                       7.250%, 03/01/12           5,100  5,380,648
                    Nederlandse Waterschapsbank.................
                                       3.000%, 03/17/15           3,000  3,106,752
                    Nestle Holdings, Inc........................
                                       2.125%, 03/12/14           6,500  6,653,602
                    Network Rail Infrastructure Finance P.L.C...
                                       2.000%, 01/17/12           2,600  2,630,719
                    NextEra Energy Capital Holdings, Inc........
                                       5.625%, 09/01/11             800    813,064
                                       2.550%, 11/15/13           1,350  1,379,211
                    NIBC Bank NV................................
                                       2.800%, 12/02/14           3,000  3,088,050
                    Nisource Finance Corp.......................
                                       6.150%, 03/01/13           1,000  1,083,535
                    Nomura Holdings, Inc........................
                                       5.000%, 03/04/15           3,000  3,138,588
                    Nordic Investment Bank......................
                                       2.625%, 10/06/14           3,000  3,120,831
                                       2.500%, 07/15/15           5,000  5,133,660
                    Nordstrom, Inc..............................
                                       6.750%, 06/01/14           1,000  1,149,061
                    Northern States Power Co....................
                                       8.000%, 08/28/12             800    873,350
                    Northern Trust Corp.........................
                    #................. 5.500%, 08/15/13           2,000  2,201,016
                    Northrop Grumman Corp.......................
                                       3.700%, 08/01/14           1,500  1,583,040
                    Novartis Capital Corp.......................
                    #................. 2.900%, 04/24/15           2,200  2,273,960

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                  Face
                                                 Amount       Value+
                                                 ------       -----
                                                 (000)

            Nucor Corp..........................
            # 4.875%, 10/01/12                   $ 4,200 $ 4,428,980
            Occidental Petroleum Corp...........
               1.450%, 12/13/13.................   4,355   4,394,609
            # 2.500%, 02/01/16                     4,000   4,003,488
            Oesterreichische Kontrollbank AG....
               4.750%, 10/16/12.................   3,800   4,031,713
            # 1.750%, 10/05/15                     1,900   1,876,419
            ONEOK Partners LP...................
               5.900%, 04/01/12.................     600     627,505
            Ontario Electricity Financial Corp..
               7.450%, 03/31/13.................   1,000   1,121,978
            Ontario, Province of Canada.........
            # 2.700%, 06/16/15                    10,700  11,056,642
            Oracle Corp.........................
            # 4.950%, 04/15/13                     3,100   3,343,970
            # 3.750%, 07/08/14                     2,000   2,139,500
            PACCAR, Inc.........................
               6.875%, 02/15/14.................   1,500   1,716,140
            Pacific Gas & Electric Co...........
            # 4.800%, 03/01/14                     1,900   2,058,732
            Packaging Corp. of America..........
               5.750%, 08/01/13.................     800     859,325
            PepsiAmericas, Inc..................
            # 4.375%, 02/15/14                     1,100   1,190,175
            PepsiCo, Inc........................
            # 0.875%, 10/25/13                       800     795,298
            # 3.750%, 03/01/14                     1,500   1,603,318
            Pfizer, Inc.........................
            # 5.350%, 03/15/15                     4,000   4,512,856
            Philip Morris International, Inc....
               4.875%, 05/16/13.................   6,450   6,928,880
            # 6.875%, 03/17/14                     1,900   2,190,014
            Pitney Bowes, Inc...................
               4.625%, 10/01/12.................     800     837,712
            # 3.875%, 06/15/13                     5,000   5,206,545
            Plains All American Pipeline LP.....
               4.250%, 09/01/12.................   4,170   4,321,967
            PNC Funding Corp....................
               5.400%, 06/10/14.................     500     550,524
            Potash Corp. of Saskatchewan, Inc...
               7.750%, 05/31/11.................     600     603,115
            PPL Energy Supply LLC...............
               6.300%, 07/15/13.................     600     654,179
               5.400%, 08/15/14.................     900     977,089
            Praxair, Inc........................
               6.375%, 04/01/12.................   1,200   1,263,258

                                                   Face
                                                  Amount       Value+
                                                  ------       -----
                                                  (000)

             2.125%, 06/14/13.................... $ 3,040 $ 3,127,421
             4.375%, 03/31/14....................   1,500   1,617,622
          President & Fellows of Harvard College.
             5.000%, 01/15/14....................  12,500  13,686,750
          Principal Financial Group, Inc.........
             7.875%, 05/15/14....................     760     882,357
          Procter & Gamble Co. (The).............
             1.800%, 11/15/15....................   5,000   4,933,505
          Prudential Financial, Inc..............
             5.800%, 06/15/12....................   2,150   2,250,874
          # 5.100%, 09/20/14                        2,365   2,574,045
          PSEG Power LLC.........................
          # 5.000%, 04/01/14                        1,000   1,070,994
          Quest Diagnostics, Inc.................
          # 5.450%, 11/01/15                        1,000   1,104,448
          Rabobank Nederland NV..................
             4.200%, 05/13/14....................   6,000   6,417,504
          Raytheon Co............................
             1.625%, 10/15/15....................   3,000   2,897,718
          Reynolds American, Inc.................
             7.250%, 06/01/13....................   1,000   1,113,608
          Royal Bank of Canada...................
             5.650%, 07/20/11....................   2,200   2,223,984
          # 2.100%, 07/29/13                        4,500   4,606,844
          Ryder System, Inc......................
             5.000%, 06/15/12....................     900     935,640
             6.000%, 03/01/13....................     600     646,762
          Safeway, Inc...........................
          # 5.800%, 08/15/12                          500     530,938
             5.625%, 08/15/14....................   1,000   1,099,403
          Sara Lee Corp..........................
             3.875%, 06/15/13....................   4,200   4,386,165
          Saskatchewan, Province of Canada.......
             7.375%, 07/15/13....................   9,000  10,238,760
          Scottish Power, Ltd....................
             5.375%, 03/15/15....................   3,000   3,192,018
          Shell International Finance............
             3.100%, 06/28/15....................   3,000   3,111,918
          Societe Financement del'Economie
           Francaise.............................
             3.375%, 05/05/14....................   2,000   2,111,020
             2.875%, 09/22/14....................   3,000   3,117,177
          Southern California Edison Co..........
          # 5.750%, 03/15/14                          800     896,023
          Southern Co............................
             5.300%, 01/15/12....................   1,600   1,652,664

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                               Face
                                              Amount       Value+
                                              ------       -----
                                              (000)

              Southern Power Co..............
                 4.875%, 07/15/15............ $ 2,000 $ 2,164,420
              Southwest Airlines Co..........
              # 5.250%, 10/01/14                3,000   3,230,481
              Spectra Energy Capital LLC.....
                 5.668%, 08/15/14............   1,500   1,658,640
              St. Jude Medical, Inc..........
              # 2.200%, 09/15/13                1,500   1,531,572
              # 3.750%, 07/15/14                2,000   2,117,848
              State Street Corp..............
                 4.300%, 05/30/14............   5,500   5,928,934
              # 2.875%, 03/07/16                3,500   3,529,138
              SunTrust Banks, Inc............
                 5.250%, 11/05/12............   3,100   3,263,885
              Svensk Exportkredit AB.........
                 3.250%, 09/16/14............   5,000   5,265,085
              Tampa Electric Co..............
                 6.375%, 08/15/12............     600     640,738
              Target Corp....................
              # 5.875%, 03/01/12                1,000   1,045,511
              TD Ameritrade Holding Corp.....
                 4.150%, 12/01/14............   3,000   3,165,354
              Telstra Corp., Ltd.............
                 6.375%, 04/01/12............   1,750   1,841,152
              Thermo Fisher Scientific, Inc..
              # 3.200%, 05/01/15                1,300   1,342,619
              Time Warner Cable, Inc.........
              # 5.400%, 07/02/12                1,300   1,367,980
              # 6.200%, 07/01/13                3,300   3,633,825
              Total Capital SA...............
                 5.000%, 05/22/12............   5,900   6,166,025
              Toyota Motor Credit Corp.......
                 2.800%, 01/11/16............  10,500  10,601,136
              Transatlantic Holdings, Inc....
                 5.750%, 12/14/15............   1,000   1,058,515
              TransCanada Pipelines, Ltd.....
                 4.000%, 06/15/13............   1,400   1,482,382
                 3.400%, 06/01/15............   4,000   4,172,552
              Travelers Cos., Inc. (The).....
              # 5.500%, 12/01/15                8,500   9,512,673
              U.S. Bancorp...................
              # 2.000%, 06/14/13                3,000   3,060,543
                 3.150%, 03/04/15............   3,000   3,108,732
              UBS AG.........................
              # 2.250%, 08/12/13                5,000   5,081,665
                 3.875%, 01/15/15............   3,500   3,635,821
              Unilever Capital Corp..........
                 3.650%, 02/15/14............   1,650   1,753,899
              # 2.750%, 02/10/16                6,080   6,193,076

                                               Face
                                              Amount         Value+
                                              ------         -----
                                              (000)

             United Technologies Corp........
             # 6.100%, 05/15/12               $1,600 $    1,693,256
             Valero Energy Corp..............
             # 6.875%, 04/15/12                3,750      3,948,405
             # 4.500%, 02/01/15                2,000      2,132,490
             Veolia Environnement SA.........
                5.250%, 06/03/13.............    800        856,630
             Verizon Communications, Inc.....
             # 4.350%, 02/15/13                2,600      2,747,459
                5.250%, 04/15/13.............  3,500      3,774,596
                5.550%, 02/15/16.............  3,000      3,368,745
             Wal-Mart Stores, Inc............
             # 7.250%, 06/01/13                1,000      1,129,123
                3.200%, 05/15/14.............  6,000      6,339,462
             # 2.875%, 04/01/15                5,900      6,123,893
             # 2.800%, 04/15/16                8,000      8,130,832
             Walt Disney Co. (The)...........
                4.700%, 12/01/12.............    500        531,149
             Waste Management, Inc...........
                6.375%, 11/15/12.............    655        707,400
                5.000%, 03/15/14.............    258        279,915
             Weatherford International, Ltd..
                4.950%, 10/15/13.............  1,045      1,117,593
             WellPoint Health Networks, Inc..
                6.375%, 01/15/12.............    600        624,479
             Wells Fargo & Co.
             # 5.250%, 10/23/12                6,350      6,748,462
             Western Union Co. (The).........
                6.500%, 02/26/14.............  1,600      1,787,310
             Westpac Banking Corp............
                3.000%, 08/04/15.............  7,000      7,045,752
                3.000%, 12/09/15.............  4,000      4,023,040
             Westpac Securities, Ltd.........
                3.450%, 07/28/14.............  1,000      1,060,700
             WR Berkley Corp.................
                5.875%, 02/15/13.............  1,000      1,060,668
             Xerox Corp......................
                4.250%, 02/15/15.............  1,359      1,441,465
             XTO Energy, Inc.................
                4.900%, 02/01/14.............  1,900      2,083,361
                                                     --------------

             TOTAL BONDS.....................         1,057,549,196
                                                     --------------

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount       Value+
                                                    ------       -----
                                                    (000)
         TEMPORARY CASH INVESTMENTS -- (1.6%)..........................
            Repurchase Agreement, PNC Capital
             Markets, Inc. 0.19%, 05/02/11
             (Collateralized by $19,860,000 FNMA
             2.24%, 07/06/15, valued at
             $20,356,500) to be repurchased at
             $20,054,318........................... $20,054 $20,054,000
                                                            -----------

                                              Shares/
                                               Face
                                              Amount            Value+
                                              ------            -----
                                               (000)
         SECURITIES LENDING COLLATERAL -- (12.1%).....................
         (S)@DFA Short Term Investment
             Fund                           153,338,000   $153,338,000
         @Repurchase Agreement,
          Deutsche Bank Securities, Inc.
          0.04%, 05/02/11 (Collateralized
          by $48,926,610 FNMA
          2.063%(r), 06/01/35, valued at
          $67,850)## to be repurchased at
          $66,520                                   $67         66,520
                                                        --------------

         TOTAL SECURITIES LENDING
          COLLATERAL.......................                153,404,520
                                                        --------------

         TOTAL INVESTMENTS -- (100.0%)
          (Cost $1,240,677,099)............             $1,263,703,633
                                                        ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   32,695,917   --    $   32,695,917
  Bonds.........................   --     1,057,549,196   --     1,057,549,196
  Temporary Cash Investments....   --        20,054,000   --        20,054,000
  Securities Lending Collateral.   --       153,404,520   --       153,404,520
                                   --    --------------   --    --------------

  TOTAL.........................   --    $1,263,703,633   --    $1,263,703,633
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                    Face
                                                   Amount     Value+
                                                   ------     -----
                                                   (000)
           AGENCY OBLIGATIONS -- (3.9%)...........
           Federal Farm Credit Bank...............
              5.150%, 11/15/19                     $  650 $  739,939
              4.800%, 02/13/23                        900    958,901
           Federal Home Loan Bank.................
              3.000%, 03/18/20                      1,500  1,457,162
              5.250%, 12/09/22                      1,000  1,114,123
              5.375%, 08/15/24                      2,000  2,239,510
           Federal Home Loan Mortgage Corporation.
              3.750%, 03/27/19                      1,600  1,672,146
           Tennessee Valley Authority.............
              5.500%, 07/18/17                      1,500  1,737,962
                                                          ----------

           TOTAL AGENCY OBLIGATIONS...............         9,919,743
                                                          ----------

           BONDS -- (77.8%).......................
           Abbott Laboratories....................
              5.125%, 04/01/19                        950  1,039,736
           ACE INA Holdings, Inc..................
              5.800%, 03/15/18                        915  1,019,798
           Aetna, Inc.............................
           # 3.950%, 09/01/20                         800    787,027
           Aflac, Inc.............................
              8.500%, 05/15/19                      1,400  1,712,890
           Agilent Technologies, Inc..............
           # 5.000%, 07/15/20                         215    223,996
           Allergan, Inc..........................
              5.750%, 04/01/16                      1,200  1,370,720
           Allstate Corp. (The)...................
           # 7.450%, 05/16/19                       1,285  1,547,896
           American Express Co....................
           # 8.125%, 05/20/19                       1,200  1,524,053
           Ameriprise Financial, Inc..............
              7.300%, 06/28/19                        635    770,770
           Amgen, Inc.............................
              4.500%, 03/15/20                        720    743,897
           AON Corp...............................
              5.000%, 09/30/20                      1,700  1,745,084
           Apache Corp............................
              6.900%, 09/15/18                        175    212,323
           Asian Development Bank.................
              5.500%, 06/27/16                      1,000  1,158,415
              2.250%, 08/18/17                      1,000    981,928
           Associates Corp. of North America......
              6.950%, 11/01/18                        190    216,146
           AT&T, Inc..............................
           # 5.800%, 02/15/19                         690    773,421

                                                      Face
                                                     Amount     Value+
                                                     ------     -----
                                                     (000)

         Australia & New Zealand Banking Group,
          Ltd.......................................
            5.100%, 01/13/20........................ $1,500 $1,558,586
         Avon Products, Inc.........................
            4.200%, 07/15/18........................  1,000  1,014,421
         Baker Hughes, Inc..........................
            7.500%, 11/15/18........................    360    454,627
         Bank Nederlandse Gemeenten.................
            5.125%, 10/05/16........................  1,125  1,265,796
         Bank of America Corp.......................
            5.625%, 07/01/20........................  1,020  1,070,559
         Bank of New York Mellon Corp. (The)........
            5.450%, 05/15/19........................  2,300  2,558,456
         Barclays Bank P.L.C........................
         # 5.125%, 01/08/20                             630    648,189
         BB&T Corp..................................
         # 6.850%, 04/30/19                           1,185  1,395,352
         Becton Dickinson and Co....................
         # 5.000%, 05/15/19                             825    895,929
         BHP Billiton Finance USA, Ltd..............
         # 6.500%, 04/01/19                             360    431,044
         BlackRock, Inc.............................
         # 5.000%, 12/10/19                           1,425  1,515,056
         Boeing Capital Corp........................
         # 4.700%, 10/27/19                             700    748,465
         BP Capital Markets P.L.C...................
            4.750%, 03/10/19........................    530    554,921
         # 4.500%, 10/01/20                           1,000  1,007,826
         Bristol-Myers Squibb Co....................
            5.450%, 05/01/18........................    500    560,871
         Burlington Northern Santa Fe LLC...........
            7.000%, 12/15/25........................    640    786,625
         CA, Inc....................................
         # 5.375%, 12/01/19                             900    956,139
         Caisse d'Amortissement de la Dette Sociale.
            5.250%, 11/02/16........................  1,600  1,817,256
         Cameron International Corp.................
            6.375%, 07/15/18........................    485    550,000
         Campbell Soup Co...........................
            3.050%, 07/15/17........................  1,700  1,724,951
         Canadian National Railway Co...............
         # 5.550%, 03/01/19                           1,490  1,676,038
         Cardinal Health, Inc.......................
            4.625%, 12/15/20........................  1,000  1,010,636

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount     Value+
                                                      ------     -----
                                                      (000)

         Caterpillar Financial Services Corp.
            5.450%, 04/15/18                          $ 640  $  720,291
         CBS Corp.
         # 5.750%, 04/15/20                           1,025   1,102,846
         Charles Schwab Corp.(The)
         # 4.450%, 07/22/20                           1,750   1,799,231
         Chubb Corp.
         # 5.750%, 05/15/18                             990   1,118,768
         CIGNA Corp.
            5.375%, 03/15/17                            710     782,622
         Cisco Systems, Inc.
         # 4.450%, 01/15/20                           1,725   1,794,323
         Citigroup, Inc.
            8.500%, 05/22/19                            600     747,587
         # 5.375%, 08/09/20                             375     392,139
         Cliffs Natural Resources, Inc.
         # 5.900%, 03/15/20                             700     767,187
         CNA Financial Corp.
         # 5.750%, 08/15/21                           1,400   1,467,910
         Colgate-Palmolive Co.
         # 2.950%, 11/01/20                           1,000     941,961
         Comcast Cable Communications Holdings, Inc.
            9.455%, 11/15/22                            920   1,278,134
         Commonwealth Bank of Australia
            5.000%, 03/19/20                          1,225   1,272,346
         ConocoPhillips
         # 4.600%, 01/15/15                           1,200   1,319,635
         Consolidated Edison Co. of New York, Inc.
            6.650%, 04/01/19                            225     268,489
         CR Bard, Inc.
            4.400%, 01/15/21                            800     821,186
         Credit Suisse
         # 5.300%, 08/13/19                             600     642,647
         Cytec Industries, Inc.
            6.000%, 10/01/15                            460     507,771
         Dell, Inc.
         # 5.875%, 06/15/19                             640     711,638
         # 4.625%, 04/01/21                           1,000   1,005,890
         Deutsche Bank AG
         # 6.000%, 09/01/17                             265     300,020
         Deutsche Telekom International Finance BV
            6.750%, 08/20/18                          1,085   1,287,395
         Diageo Capital P.L.C.
         # 4.828%, 07/15/20                           1,700   1,774,253

                                                     Face
                                                    Amount     Value+
                                                    ------     -----
                                                    (000)

           Dominion Resources, Inc.
           # 4.450%, 03/15/21                       $1,700 $1,709,775
           Dow Chemical Co. (The)
           # 5.700%, 05/15/18                        1,550  1,705,425
           Duke Energy Corp.
              5.050%, 09/15/19                         250    266,351
           E.I. Du Pont de Nemours & Co.
           # 4.625%, 01/15/20                          900    944,978
           Eastman Chemical Co.
           # 4.500%, 01/15/21                        1,650  1,639,592
           Eaton Corp.
           # 6.950%, 03/20/19                          175    212,425
           Eksportfinans ASA
              5.500%, 06/26/17                       2,950  3,358,253
           Enbridge Energy Partners LP
           # 5.200%, 03/15/20                          350    371,220
           Encana Corp.
              6.500%, 05/15/19                         650    771,613
           Energy Transfer Partners LP
           # 9.000%, 04/15/19                          360    459,266
           Enterprise Products Operating LLC
           # 5.200%, 09/01/20                          600    632,596
           EOG Resources, Inc.
           # 5.625%, 06/01/19                        1,000  1,118,698
           EQT Corp.
              8.125%, 06/01/19                         625    755,874
           European Investment Bank
              4.875%, 02/16/16                       1,000  1,124,419
              2.875%, 09/15/20                       1,000    951,441
           Exelon Corp.
           # 4.900%, 06/15/15                        1,000  1,071,586
           Fortune Brands, Inc.
              5.375%, 01/15/16                         700    749,155
           France Telecom SA
              5.375%, 07/08/19                       1,600  1,784,314
           General Electric Capital Corp.
              5.500%, 01/08/20                       1,500  1,612,941
           Georgia Power Co.
              4.250%, 12/01/19                         610    630,048
           GlaxoSmithKline Capital, Inc.
              5.650%, 05/15/18                       1,475  1,673,404
           Goldman Sachs Group, Inc. (The)
              6.000%, 06/15/20                       1,150  1,244,504
           Halliburton Co.
              6.150%, 09/15/19                       1,260  1,463,532
           Hartford Financial Services Group, Inc.
           # 5.500%, 03/30/20                        1,285  1,336,541

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        Face
                                                       Amount     Value+
                                                       ------     -----
                                                       (000)
        Hess Corp.
           8.125%, 02/15/19                            $  165 $  208,843
        Hewlett-Packard Co.
        # 5.500%, 03/01/18                              1,000  1,125,157
        Honeywell International, Inc.
        # 5.000%, 02/15/19                                825    903,895
        Humana, Inc.
        # 6.450%, 06/01/16                                275    309,892
        Husky Energy, Inc.
        # 7.250%, 12/15/19                                800    963,416
        Indiana Michigan Power Co.
        # 7.000%, 03/15/19                                235    278,198
        Integrys Energy Group, Inc.
           4.170%, 11/01/20                             1,000    971,195
        International Bank for Reconstruction &
         Development
           7.625%, 01/19/23                             1,700  2,282,279
        International Game Technology
           7.500%, 06/15/19                               185    212,860
        Japan Finance Organization for Municipalities
           5.000%, 05/16/17                             1,300  1,447,433
        John Deere Capital Corp.
           5.500%, 04/13/17                               210    238,852
        Johnson & Johnson
        # 2.950%, 09/01/20                              3,000  2,853,480
        JPMorgan Chase & Co.
        # 6.300%, 04/23/19                                500    565,042
        # 4.950%, 03/25/20                                630    647,303
        KeyCorp
           5.100%, 03/24/21                             1,700  1,741,169
        Kinder Morgan Energy Partners LP
        # 5.300%, 09/15/20                              1,000  1,056,611
           5.800%, 03/01/21                               550    600,751
        Kommunalbanken
           2.750%, 05/05/15                               650    671,580
        Kreditanstalt fuer Wiederaufbau
           5.000%, 10/31/14                               575    641,116
           4.875%, 06/17/19                             1,350  1,516,574
        Landwirtschaftliche Rentenbank
           3.125%, 07/15/15                             1,050  1,099,687
           2.375%, 09/13/17                             1,000    974,759
        Lincoln National Corp.
           6.250%, 02/15/20                               180    202,154
        Lockheed Martin Corp.
           4.250%, 11/15/19                             1,000  1,019,547
        Loews Corp.
           5.250%, 03/15/16                               190    205,628

                                                  Face
                                                 Amount     Value+
                                                 ------     -----
                                                 (000)
              Magellan Midstream Partners LP
                 4.250%, 02/01/21                $ 370  $  367,066
              Manitoba, Province of Canada
                 4.900%, 12/06/16                1,600   1,800,435
              Marathon Oil Corp.
                 5.900%, 03/15/18                  227     257,738
              Marsh & McLennan Cos., Inc.
                 9.250%, 04/15/19                  225     289,206
              McDonald's Corp.
              # 5.350%, 03/01/18                   990   1,112,293
              McKesson Corp.
              # 7.500%, 02/15/19                 1,000   1,222,954
              Medtronic, Inc.
              # 4.450%, 03/15/20                   840     869,845
              Merrill Lynch & Co., Inc.
                 6.875%, 11/15/18                  200     225,779
              MetLife, Inc.
              # 7.717%, 02/15/19                 1,425   1,742,692
              Microsoft Corp.
              # 4.200%, 06/01/19                   625     654,185
              # 3.000%, 10/01/20                 2,000   1,881,962
              Morgan Stanley
                 7.300%, 05/13/19                  190     217,876
                 5.500%, 01/26/20                  600     614,157
                 5.500%, 07/24/20                  375     383,089
              National City Corp.
                 4.900%, 01/15/15                  227     247,110
              New Brunswick, Province of Canada
                 9.750%, 05/15/20                1,000   1,433,436
              Nexen, Inc.
                 6.200%, 07/30/19                  275     309,950
              Nisource Finance Corp.
              # 6.125%, 03/01/22                 1,475   1,625,863
              Nokia Oyj
                 5.375%, 05/15/19                  485     503,395
              Nomura Holdings, Inc.
                 6.700%, 03/04/20                1,075   1,163,652
              Nordic Investment Bank
                 2.500%, 07/15/15                  650     667,376
                 5.000%, 02/01/17                1,000   1,133,764
              Northrop Grumman Corp.
              # 5.050%, 08/01/19                 1,125   1,205,540
              Novartis Capital Corp.
              # 4.400%, 04/24/20                 1,000   1,049,358
              NuStar Logistics LP
              # 4.800%, 09/01/20                   470     469,270
              Occidental Petroleum Corp.
              # 4.125%, 06/01/16                 1,200   1,289,971

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                  Face
                                                 Amount     Value+
                                                 ------     -----
                                                 (000)

             Oesterreichische Kontrollbank AG.....................
                4.875%, 02/16/16................ $ 400  $  446,485
             Omnicom Group, Inc.................
                4.450%, 08/15/20................ 1,750   1,730,242
             Ontario, Province of Canada........
             # 4.750%, 01/19/16                    600     667,632
                4.950%, 11/28/16................   400     449,630
                4.400%, 04/14/20................ 1,700   1,790,282
             Oracle Corp........................
             # 5.000%, 07/08/19                    700     755,980
             PACCAR, Inc........................
             # 6.875%, 02/15/14                    500     572,046
             PepsiCo, Inc.......................
             # 4.500%, 01/15/20                  1,575   1,662,405
             Pfizer, Inc........................
             # 6.200%, 03/15/19                    625     728,599
             Philip Morris International, Inc...
                5.650%, 05/16/18................   800     903,831
             Plains All American Pipeline LP....
                6.500%, 05/01/18................   900   1,025,242
             PNC Funding Corp...................
             # 4.375%, 08/11/20                  1,430   1,443,183
             Prudential Financial, Inc..........
             # 5.375%, 06/21/20                  1,220   1,295,494
             Quest Diagnostics, Inc.............
             # 5.450%, 11/01/15                  1,100   1,214,893
             Questar Corp.......................
                2.750%, 02/01/16................   500     499,373
             Rabobank Nederland.................
                2.125%, 10/13/15................ 2,000   1,958,846
             Ralcorp Holdings, Inc..............
                4.950%, 08/15/20................ 1,075   1,092,524
             Raytheon Co........................
                3.125%, 10/15/20................ 1,600   1,478,802
             Reinsurance Group of America, Inc..
                5.625%, 03/15/17................   200     212,926
             Rowan Cos., Inc....................
                7.875%, 08/01/19................   600     723,848
             Royal Bank of Canada...............
                2.625%, 12/15/15................ 1,600   1,608,989
             Ryder System, Inc..................
             # 5.850%, 11/01/16                  1,400   1,561,329
             Safeway, Inc.......................
             # 5.000%, 08/15/19                  1,025   1,061,761
             Sempra Energy......................
                9.800%, 02/15/19................   160     213,918

                                                 Face
                                                Amount     Value+
                                                ------     -----
                                                (000)

               Shell International Finance BV..
                  4.300%, 09/22/19............. $1,500 $1,565,740
               Southwest Airlines Co...........
                  5.250%, 10/01/14.............    675    726,858
               Southwestern Public Service Co..
                  8.750%, 12/01/18.............    350    445,940
               State Street Corp...............
                  4.300%, 05/30/14.............  1,200  1,293,586
                  4.375%, 03/07/21.............    600    604,990
               Svensk Exportkredit AB..........
                  5.125%, 03/01/17.............  1,400  1,569,378
               Talisman Energy, Inc............
               # 7.750%, 06/01/19                1,260  1,556,090
               Target Corp.....................
               # 5.875%, 07/15/16                  685    795,717
               TD Ameritrade Holding Corp......
                  5.600%, 12/01/19.............    200    214,065
               Telefonica Emisiones SAU........
                  5.877%, 07/15/19.............    200    213,783
               Thermo Fisher Scientific, Inc...
               # 3.200%, 05/01/15                1,225  1,265,160
               Time Warner Cable, Inc..........
               # 8.750%, 02/14/19                1,245  1,578,833
               Total Capital SA................
                  4.450%, 06/24/20.............  3,000  3,117,039
               Toyota Motor Credit Corp........
                  4.250%, 01/11/21.............  1,200  1,216,580
               TransCanada Pipelines, Ltd......
                  7.125%, 01/15/19.............    915  1,117,212
               Travelers Cos., Inc. (The)......
                  5.800%, 05/15/18.............    190    212,507
               UBS AG..........................
                  3.875%, 01/15/15.............    215    223,343
               Unilever Capital Corp...........
               # 4.800%, 02/15/19                  825    890,050
               United Parcel Service, Inc......
               # 3.125%, 01/15/21                2,000  1,877,230
               United Technologies Corp........
                  4.500%, 04/15/20.............    825    866,500
               Unum Group......................
                  5.625%, 09/15/20.............    500    522,840
               Valero Energy Corp..............
               # 9.375%, 03/15/19                  875  1,136,650
               Verizon Communications, Inc.....
               # 8.750%, 11/01/18                  565    732,700
               Wachovia Corp...................
               # 5.750%, 02/01/18                1,070  1,193,653
               Walgreen Co.....................
               # 5.250%, 01/15/19                1,320  1,469,989

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                     Face
                                                    Amount       Value+
                                                    ------       -----
                                                    (000)

        Wal-Mart Stores, Inc.......................
        # 5.800%, 02/15/18                          $1,000 $  1,150,442
           3.625%, 07/08/20........................  3,075    3,004,690
        Weatherford International, Ltd.............
        # 5.500%, 02/15/16                             400      434,729
        Western Union Co. (The)....................
           6.500%, 02/26/14........................    190      212,243
        Westpac Banking Corp.......................
           4.875%, 11/19/19........................  2,250    2,355,226
        WR Berkley Corp............................
           5.375%, 09/15/20........................    800      825,182
        Zimmer Holdings, Inc.......................
        # 4.625%, 11/30/19                             800      841,896
                                                           ------------
        TOTAL BONDS................................         196,246,547
                                                           ------------

        TEMPORARY CASH INVESTMENTS -- (1.3%)..............
        Repurchase Agreement, PNC Capital
         Markets, Inc. 0.19%, 05/02/11
         (Collateralized by $3,240,000 FNMA
         2.24%, 07/06/15, valued at $3,321,000) to
         be repurchased at $3,269,052..............  3,269    3,269,000
                                                           ------------

                                                   Shares/
                                                    Face
                                                   Amount       Value+
                                                   ------       -----
                                                    (000)
       SECURITIES LENDING COLLATERAL -- (17.0%).............
       (S)@  DFA Short Term Investment..........
          Fund..................................  39,354,800 $ 39,354,800
       @   Repurchase Agreement,................
          Deutsche Bank Securities, Inc.
          0.04%, 05/02/11 (Collateralized by
          $48,926,610 FNMA 2.063%(r),
          06/01/35, valued at $3,602,282)##
          to be repurchased at $3,531,662        $     3,532    3,531,650
                                                             ------------
       TOTAL SECURITIES LENDING
        COLLATERAL..............................               42,886,450
                                                             ------------
       TOTAL INVESTMENTS -- (100.0%)
        (Cost $254,767,569).....................             $252,321,740
                                                             ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                   -----------------------------------------

                                    Investment in Securities (Market Value)
                                   -----------------------------------------
                                   Level 1   Level 2    Level 3    Total
                                   ------- ------------ ------- ------------
    Agency Obligations............   --    $  9,919,743   --    $  9,919,743
    Bonds.........................   --     196,246,547   --     196,246,547
    Temporary Cash Investments....   --       3,269,000   --       3,269,000
    Securities Lending Collateral.   --      42,886,450   --      42,886,450
                                     --    ------------   --    ------------
    TOTAL.........................   --    $252,321,740   --    $252,321,740
                                     ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                                          Shares     Value+
                                                                          ------     -----
AFFILIATED INVESTMENT COMPANIES -- (96.8%)
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................... 1,758,177 $17,581,770
Investment in DFA Intermediate Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................... 1,024,187  12,669,193
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...................................   325,890   3,519,612
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc...................................   129,640   1,406,594
                                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $34,791,328).................................................            35,177,169
                                                                                   -----------
TEMPORARY CASH INVESTMENTS -- (3.2%)
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares
     (Cost $1,146,124).................................................. 1,146,124   1,146,124
                                                                                   -----------
   TOTAL INVESTMENTS - (100.0%) (Cost $35,937,452)......................           $36,323,293
                                                                                   ===========

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                     ---------------------------------------

                                     Investment in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1   Level 2 Level 3    Total
                                     ----------- ------- ------- -----------
    Affiliated Investment Companies. $35,177,169   --      --    $35,177,169
    Temporary Cash Investments......   1,146,124   --      --      1,146,124
                                     -----------   --      --    -----------
    TOTAL........................... $36,323,293   --      --    $36,323,293
                                     ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                           Face
                                                                                          Amount      Value+
                                                                                          ------      -----
                                                                                          (000)
U.S. TREASURY OBLIGATIONS -- (99.4%)....................................................
U.S. Treasury Inflation Notes...........................................................
   1.875%, 07/15/15..................................................................... $ 89,200 $  113,465,318
   2.000%, 01/15/16.....................................................................  103,910    130,222,104
   2.500%, 07/15/16.....................................................................  100,329    127,108,481
   2.375%, 01/15/17.....................................................................  100,000    125,963,610
   2.625%, 07/15/17.....................................................................  100,000    124,891,650
   1.625%, 01/15/18.....................................................................  100,800    117,176,852
   1.375%, 07/15/18.....................................................................   99,800    111,068,985
   2.125%, 01/15/19.....................................................................  101,500    118,849,313
   1.875%, 07/15/19.....................................................................  102,500    118,784,127
   1.375%, 01/15/20.....................................................................   53,000     58,052,756
   1.250%, 07/15/20.....................................................................   46,000     49,234,898
   1.125%, 01/15/21.....................................................................   20,000     20,976,233
   2.375%, 01/15/25.....................................................................   46,000     61,856,207
   2.000%, 01/15/26.....................................................................   47,800     58,184,751
   2.375%, 01/15/27.....................................................................   42,800     53,486,930
   1.750%, 01/15/28.....................................................................   42,200     46,573,784
   3.625%, 04/15/28.....................................................................   42,700     77,047,326
   2.500%, 01/15/29.....................................................................   30,300     36,269,493
   3.875%, 04/15/29.....................................................................   39,900     73,535,000
                                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS.........................................................           1,622,747,818
                                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)....................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
    $9,085,000 FNMA 2.24%, 07/06/15, valued at $9,312,125) to be repurchased at
    $9,174,145..........................................................................    9,174      9,174,000
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,527,751,004)..................................................................          $1,631,921,818
                                                                                                  ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                             Valuation Inputs
                               ---------------------------------------------

                                  Investment in Securities (Market Value)
                               ---------------------------------------------
                               Level 1    Level 2     Level 3     Total
                               ------- -------------- ------- --------------
   U.S. Treasury Obligations..   --    $1,622,747,818   --    $1,622,747,818
   Temporary Cash Investments.   --         9,174,000   --         9,174,000
                                 --    --------------   --    --------------
   TOTAL......................   --    $1,631,921,818   --    $1,631,921,818
                                 ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Face
                                                       Amount   Value+
                                                       ------   ------
                                                       (000)
        MUNICIPAL BONDS -- (98.1%)....................
        ALABAMA -- (0.4%).............................
        Alabama Water Pollution Control Authority
         (RB) Series B................................
           2.000%, 08/15/14........................... $5,255 $5,279,909
                                                              ----------

        ALASKA -- (0.4%)..............................
        City of Anchorage (GO) Series B
         (NATL-RE)....................................
           5.000%, 12/01/14...........................  3,440  3,898,655
        City of Anchorage (GO) Series F (NATL-RE
         FGIC)........................................
           4.250%, 09/01/13...........................  2,385  2,572,986
                                                              ----------
        TOTAL ALASKA..................................         6,471,641
                                                              ----------
        ARIZONA -- (4.9%).............................
        Arizona School Facilities Board (GO)..........
           5.000%, 01/01/15...........................  1,125  1,269,349
        Arizona State Transportation Board (RB).......
           5.000%, 07/01/13...........................  8,000  8,717,440
           5.000%, 07/01/14...........................  4,815  5,351,776
        City of Phoenix (GO) Series A.................
           5.000%, 07/01/14...........................  7,975  8,900,818
        City of Scottsdale (GO).......................
           5.000%, 07/01/14...........................  2,500  2,806,775
        Maricopa County Community College District
         (GO) Series A................................
           4.000%, 07/01/13...........................  5,000  5,346,100
        Maricopa County Unified School District (GO)
         (FSA)........................................
           5.000%, 07/01/13...........................  6,800  7,357,940
        Phoenix Civic Improvement Corp. (RB)
         (AMBAC)......................................
           5.000%, 07/01/14...........................  4,000  4,431,520
        Salt River Project Agricultural Improvement &
         Power District (RB) Series A.................
           5.000%, 01/01/14...........................  7,000  7,715,120
           5.000%, 01/01/15...........................  4,430  4,989,952
        Salt River Project Agricultural Improvement &
         Power District (RB) Series B.................
           4.000%, 12/01/14...........................  3,190  3,492,221
           4.000%, 01/01/16...........................  5,000  5,510,500

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)

         ARIZONA -- (Continued)....................
         Scottsdale Municipal Property Corp. (RB)..
            5.000%, 07/01/13....................... $3,070 $ 3,334,972
         Town of Gilbert (GO)......................
            5.000%, 07/01/14.......................  3,600   4,011,984
                                                           -----------
         TOTAL ARIZONA.............................         73,236,467
                                                           -----------

         CALIFORNIA -- (0.9%)......................
         California State Department of Water
          Resources Power Supply (RB) (ETM)
          Series A.................................
            5.125%, 05/01/12.......................  1,900   2,011,226
         California State Economic Recovery (GO)
          (ETM) Series A...........................
            5.000%, 07/01/12.......................  3,915   4,130,403
            5.000%, 07/01/12.......................  4,485   4,697,948
         Los Angeles Unified School District (GO)
          Series E (AMBAC).........................
            5.750%, 07/01/12.......................  2,000   2,120,380
                                                           -----------
         TOTAL CALIFORNIA..........................         12,959,957
                                                           -----------

         COLORADO -- (0.3%)........................
         City of Aurora (GO).......................
            5.000%, 12/01/14.......................  4,515   5,091,611
                                                           -----------

         CONNECTICUT -- (2.8%).....................
         Connecticut State (GO)....................
            5.000%, 03/15/12.......................  5,000   5,200,350
         Connecticut State (GO) Series A...........
            5.000%, 03/01/13.......................  3,855   4,158,697
            5.000%, 04/15/13.......................  4,000   4,334,480
         Connecticut State (GO) Series B...........
            5.000%, 12/01/13.......................  5,000   5,517,900
         Connecticut State (GO) Series C...........
            5.000%, 12/01/13.......................  5,700   6,290,406
            5.000%, 12/01/15.......................  4,000   4,607,160
         Connecticut State (GO) Series E...........
            5.500%, 11/15/12.......................  3,300   3,546,510
         Connecticut State Econonmic Recovery (GO)
          Series D.................................
            5.000%, 01/01/14.......................  3,500   3,860,465

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount    Value+
                                                     -------   ------
                                                     (000)

       CONNECTICUT -- (Continued)...................
       Connecticut State Health & Educational
        Facility Authority (GO) Series B (MBIA).....
          5.000%, 12/01/12.......................... $ 4,000 $ 4,278,080
                                                             -----------
       TOTAL CONNECTICUT............................          41,794,048
                                                             -----------

       DELAWARE -- (1.9%)...........................
       City of Wilmington (GO) Series A.............
          5.000%, 12/01/14..........................   2,625   2,948,479
       Delaware State (GO)..........................
          5.000%, 08/01/12..........................  11,370  12,018,545
       Delaware State (GO) Series B.................
          5.000%, 02/01/12..........................   5,000   5,174,700
       Delaware Transportation Authority (RB)
        Series A....................................
          5.000%, 07/01/15..........................   3,480   3,949,591
          5.000%, 07/01/15..........................   4,270   4,846,194
                                                             -----------
       TOTAL DELAWARE...............................          28,937,509
                                                             -----------

       FLORIDA -- (4.2%)............................
       Broward County (GO)..........................
          5.000%, 01/01/14..........................   5,000   5,544,200
       Florida State Board of Education (GO) Series
        2006C.......................................
          5.000%, 06/01/12..........................   2,935   3,077,377
       Florida State Board of Education (GO) Series
        B...........................................
          5.250%, 06/01/13..........................   3,700   4,034,924
       Florida State Board of Education (GO) Series
        C...........................................
          5.000%, 06/01/15..........................   6,440   7,322,216
       Florida State Board of Education (GO) Series
        D...........................................
          5.000%, 06/01/13..........................  13,085  14,202,328
       Florida State Board of Education (GO) Series
        H...........................................
          5.250%, 06/01/12..........................   4,650   4,888,033
       Florida State Board of Education (RB) Series
        E...........................................
          5.000%, 06/01/12..........................   3,000   3,147,210
       Florida State Department of Environmental
        Protection Preservation (RB) Series A
        (AGM).......................................
          5.500%, 07/01/13..........................   1,900   2,073,945

                                                       Face
                                                      Amount    Value+
                                                      -------   ------
                                                      (000)

      FLORIDA -- (Continued).........................
      Florida State Department of Environmental
       Protection Preservation (RB) Series A
       (MBIA)........................................
         5.000%, 07/01/11............................ $ 5,330 $ 5,368,483
         5.000%, 07/01/11............................   5,130   5,167,449
      Florida State Department of Environmental
       Protection Preservation (RB) Series B
       (MBIA)........................................
         5.000%, 07/01/11............................   5,800   5,841,760
      Johns River Power Park System (RB) Series
       21............................................
         5.000%, 10/01/11............................   2,325   2,367,896
                                                              -----------
      TOTAL FLORIDA..................................          63,035,821
                                                              -----------

      GEORGIA -- (4.4%)..............................
      De Kalb County School District (GO)............
         5.000%, 02/01/12............................  21,330  21,918,281
      Georgia State (GO) Series C....................
         5.500%, 07/01/12............................   8,400   8,894,508
      Georgia State (GO) Series D....................
         5.000%, 08/01/12............................   7,100   7,504,984
      Georgia State (GO) Series G....................
         5.000%, 10/01/12............................   8,000   8,513,920
      Henry County School District (GO)
       Series A......................................
         5.000%, 04/01/13............................  14,000  15,155,840
      Private Colleges & Universities Authority (RB)
       Series A......................................
         4.750%, 09/01/12............................   4,450   4,694,528
                                                              -----------
      TOTAL GEORGIA..................................          66,682,061
                                                              -----------

      HAWAII -- (3.4%)...............................
      City & County of Honolulu (GO) Series A
       (NATL-RE).....................................
         5.000%, 07/01/13............................   1,445   1,573,287
      City & County of Honolulu (GO) Series B
       (FSA).........................................
         5.250%, 07/01/15............................   4,220   4,866,631
      City & County of Honolulu (GO) Series C
       (MBIA)........................................
         5.000%, 07/01/12............................   5,000   5,257,700
      Hawaii State (GO) Series CY (FSA)..............
         5.750%, 02/01/13............................   4,750   5,159,260

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount    Value+
                                                     -------   ------
                                                     (000)

        HAWAII -- (Continued).......................
        Hawaii State (GO) Series DE.................
           5.000%, 10/01/12......................... $ 3,340 $ 3,546,746
        Hawaii State (GO) Series DG (AMBAC).........
           5.000%, 07/01/13.........................   6,000   6,542,160
           5.000%, 07/01/15.........................  15,945  18,172,516
        Hawaii State (GO) Series DT.................
           4.000%, 11/01/14.........................   4,950   5,413,666
                                                             -----------
        TOTAL HAWAII................................          50,531,966
                                                             -----------

        ILLINOIS -- (1.4%)..........................
        Chicago Park District (GO) Series A
         (FGIC).....................................
           5.250%, 01/01/13.........................   4,935   5,320,769
        City of Chicago (GO) Series A (FSA).........
           5.000%, 01/01/13.........................   8,150   8,565,813
        Cook County (GO) Series D (AMBAC)...........
           5.250%, 11/15/12.........................   2,000   2,115,880
        Illinois State (GO) First Series (MBIA).....
           5.125%, 10/01/11.........................   5,300   5,377,592
                                                             -----------
        TOTAL ILLINOIS..............................          21,380,054
                                                             -----------

        KANSAS -- (0.4%)............................
        Johnson County Unified School District (GO)
         Series A (MBIA)............................
           5.000%, 10/01/11.........................   5,770   5,881,303
                                                             -----------

        KENTUCKY -- (1.7%)..........................
        Kentucky Asset Liability Commission (RB)
         First Series (MBIA)........................
           5.000%, 09/01/11.........................  14,300  14,498,627
        Louisville & Jefferson County...............
        Metropolitan Sewer District (RB)............
           5.000%, 05/15/15.........................   9,415  10,557,793
                                                             -----------
        TOTAL KENTUCKY..............................          25,056,420
                                                             -----------

        MARYLAND -- (3.0%)..........................
        Baltimore County (GO).......................
           5.000%, 02/01/12.........................   1,700   1,759,398
           5.000%, 02/01/14.........................   4,750   5,280,290
        Maryland State (GO).........................
           5.250%, 02/15/12.........................   5,000   5,194,400
           5.500%, 08/01/13.........................   6,000   6,649,320

                                                      Face
                                                     Amount    Value+
                                                     -------   ------
                                                     (000)

        MARYLAND -- (Continued).....................
        Maryland State (GO) Series B................
           5.000%, 02/15/13......................... $14,000 $15,107,400
        Maryland State Department of Transportation
         (RB).......................................
           5.000%, 11/01/13.........................   4,120   4,541,723
        Montgomery County (GO) Series A.............
           5.000%, 08/01/12.........................   5,990   6,331,670
                                                             -----------
        TOTAL MARYLAND..............................          44,864,201
                                                             -----------

        MASSACHUSETTS -- (3.0%).....................
        City of Boston (GO) Series A................
           5.000%, 04/01/14.........................   4,650   5,184,657
        Commonwealth of Massachusetts (GO)..........
           5.500%, 11/01/14.........................   4,585   5,255,510
        Commonwealth of Massachusetts (GO)
         Series A...................................
           5.000%, 08/01/14.........................   4,800   5,389,536
        Commonwealth of Massachusetts (GO)
         Series C (NATL-RE FGIC)....................
           5.500%, 11/01/14.........................   5,000   5,731,200
        Commonwealth of Massachusetts (GO)
         Series D...................................
           5.500%, 11/01/13.........................   7,550   8,419,684
        Commonwealth of Massachusetts (GO)
         Series D (NATL-RE).........................
           5.500%, 11/01/12.........................     910     977,531
        Commonwealth of Massachusetts (RB)
         Series A...................................
           5.500%, 12/15/13.........................   9,450  10,620,099
        University of Massachusetts Building
         Authority (RB) Series 1....................
           5.250%, 11/01/13.........................   3,490   3,892,606
                                                             -----------
        TOTAL MASSACHUSETTS.........................          45,470,823
                                                             -----------

        MICHIGAN -- (2.4%)..........................
        Michigan Municipal Bond Authority (RB)......
           5.000%, 10/01/13.........................   3,240   3,551,688
           5.500%, 10/01/13.........................  15,085  16,715,236
        Michigan State (GO).........................
           5.500%, 12/01/13.........................  10,000  11,038,600
        University of Michigan (RB) Series C........
           2.000%, 04/01/13.........................   4,840   4,948,852
                                                             -----------
        TOTAL MICHIGAN..............................          36,254,376
                                                             -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED




                                                     Face
                                                    Amount       Value+
                                                    -------      -----
                                                    (000)

        MINNESOTA -- (5.4%)........................
        Chaska Independent School
         District No. 112 (GO) Series A
         (SD CRED PROG)............................
           4.000%, 02/01/15........................ $ 5,740 $ 6,288,687
        City of Minneapolis (GO)...................
           3.000%, 12/01/15........................   8,700   9,366,855
        City of Minneapolis (GO) Series A..........
           3.000%, 12/01/12........................   5,200   5,402,852
        City of Minneapolis (GO) Series B..........
           4.000%, 12/01/15........................   8,830   9,835,560
        Minnesota Public Facilities
         Authority (RB) Series B...................
           5.000%, 03/01/14........................   5,800   6,456,618
        Minnesota State (GO).......................
           5.000%, 06/01/11........................   7,050   7,075,028
           5.250%, 11/01/12........................   8,000   8,583,920
           5.000%, 08/01/14........................   2,000   2,256,580
        Minnesota State (GO) Series H..............
           5.000%, 11/01/14........................  15,000  17,026,050
           5.000%, 11/01/15........................   5,000   5,795,150
        Washington County (GO) Series A............
           5.000%, 02/01/15........................   3,275   3,719,942
                                                            -----------

        TOTAL MINNESOTA............................          81,807,242
                                                            -----------

        MISSISSIPPI -- (0.2%)......................
        Mississippi State (GO) Series A............
           5.375%, 12/01/12........................   3,350   3,598,168
                                                            -----------

        MISSOURI -- (0.2%).........................
        Missouri State (GO) Series A...............
           5.000%, 10/01/13........................   2,600   2,867,826
                                                            -----------

        NEVADA -- (2.2%)...........................
        Clark County (GO) (AMBAC)..................
           5.000%, 11/01/11........................   5,010   5,121,322
        Clark County School District (GO) Series A
         (AMBAC)...................................
           4.500%, 06/15/11........................  11,000  11,050,050
        Nevada State (GO)..........................
           5.000%, 06/01/13........................  12,990  14,029,200
           5.000%, 12/01/13........................   1,400   1,533,742
        Nevada State (GO) Series A.................
           5.000%, 02/01/12........................   2,000   2,066,380
                                                            -----------

        TOTAL NEVADA...............................          33,800,694
                                                            -----------

        NEW JERSEY -- (3.0%).......................
        Monmouth County (GO).......................
           4.250%, 09/15/12........................   5,115   5,378,985






                                                Face
                                               Amount       Value+
                                               -------      -----
                                               (000)

             NEW JERSEY -- (Continued)........
             New Jersey State (GO)............
                5.000%, 04/01/13.............. $ 3,900 $ 4,232,124
                5.000%, 06/01/13..............   5,940   6,480,718
                5.000%, 06/01/14..............   4,600   5,170,676
                5.000%, 08/01/14..............   4,000   4,425,200
             New Jersey State (GO) (ETM)......
                5.250%, 08/01/12..............   8,400   8,910,552
             New Jersey State (GO) Series M
              (AMBAC).........................
                5.500%, 07/15/14..............   4,000   4,485,560
             New Jersey Transportation Trust
              Fund Authority (RB) Series B
              (FSA)...........................
                5.500%, 12/15/11..............   6,035   6,216,654
                                                       -----------

             TOTAL NEW JERSEY.................          45,300,469
                                                       -----------

             NEW MEXICO -- (0.9%).............
             New Mexico State (GO)............
                5.000%, 03/01/12..............  10,260  10,653,471
             New Mexico State (RB) Series A...
                5.000%, 07/01/13..............   2,000   2,181,620
                                                       -----------

             TOTAL NEW MEXICO.................          12,835,091
                                                       -----------

             NEW YORK -- (4.8%)...............
             City of New York (GO) Series A...
                5.000%, 08/01/14..............   7,865   8,756,419
             City of New York (GO) Series A-1.
                5.000%, 08/01/14..............   2,500   2,783,350
             City of New York (GO) Series B...
                5.000%, 08/01/15..............  10,000  11,322,800
             City of New York (GO) Series E...
                5.000%, 08/01/13..............   6,475   7,050,628
             City of New York (GO) Series H...
                5.000%, 08/01/12..............   3,000   3,163,410
             City of New York (GO) Series I...
                5.000%, 08/01/14..............   4,000   4,453,360
             New York State (GO) Series A.....
                2.000%, 03/01/12..............   5,305   5,378,368
                3.500%, 03/15/12..............   1,755   1,802,631
             New York State (GO) Series C.....
                3.000%, 02/01/14..............   4,655   4,884,119
                3.000%, 02/01/15..............   3,010   3,174,767
             New York State Dormitory
              Authority (RB)..................
                5.000%, 07/01/13..............   4,590   5,042,207

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount       Value+
                                                     -------      -----
                                                     (000)

        NEW YORK -- (Continued).....................
        New York State Dormitory Authority (RB)
         Series C...................................
           5.000%, 03/15/14......................... $ 7,500 $ 8,342,550
        Suffolk County (GO) Series C................
           4.000%, 10/15/15.........................   5,890   6,483,771
                                                             -----------

        TOTAL NEW YORK..............................          72,638,380
                                                             -----------

        NORTH CAROLINA -- (2.7%)....................
        Guilford County (GO) Series C...............
           5.000%, 10/01/12.........................   8,040   8,560,027
        Mecklenburg County (GO) Series C............
           5.000%, 02/01/14.........................   5,680   6,317,353
        North Carolina State (GO) Series A..........
           5.000%, 06/01/11.........................  10,000  10,035,700
           5.500%, 03/01/14.........................   3,000   3,386,730
        Sanford Enterprise (RB) Series A............
           5.000%, 06/01/15.........................   2,540   2,853,690
        Wake County (GO)............................
           4.500%, 03/01/13.........................   7,800   8,360,118
        Wake County (GO) Series C...................
           5.000%, 03/01/15.........................   1,400   1,596,588
                                                             -----------

        TOTAL NORTH CAROLINA........................          41,110,206
                                                             -----------

        OHIO -- (4.9%)..............................
        City of Cincinnati School District (GO)
         (AGM)......................................
           5.000%, 06/01/12.........................   2,995   3,144,630
        City of Cincinnati School District (GO)
         (FSA)......................................
           5.000%, 12/01/13.........................  11,730  13,011,737
        City of Columbus (GO) Series 2..............
           5.000%, 07/01/13.........................   3,000   3,276,510
           5.000%, 07/01/14.........................   4,605   5,170,080
        City of Columbus (GO) Series A..............
           5.000%, 06/15/12.........................   3,875   4,073,322
        City of Columbus (GO) Series D..............
           5.000%, 12/15/13.........................     575     637,341
        City of Mason School District (GO) (NATL-RE
         FGIC)......................................
           5.000%, 12/01/15.........................   2,000   2,287,400
        Ohio State (GO).............................
           5.500%, 11/01/12.........................   8,615   9,254,319
           5.000%, 05/01/14.........................   5,000   5,564,500
           5.000%, 11/01/15.........................   2,425   2,775,316

                                                      Face
                                                     Amount       Value+
                                                     -------      -----
                                                     (000)

        OHIO -- (Continued).........................
        Ohio State (GO) Series C....................
           5.000%, 09/15/14......................... $ 3,105 $ 3,487,350
           5.000%, 08/01/15.........................   4,000   4,555,480
        Ohio State (GO) Series D....................
           5.000%, 09/15/14.........................   3,800   4,267,932
        Ohio State (GO) Series E....................
           5.000%, 09/15/11.........................  10,470  10,647,676
        Ohio State University (RB) Series A.........
           4.000%, 12/01/15.........................   1,000   1,098,500
                                                             -----------

        TOTAL OHIO..................................          73,252,093
                                                             -----------

        OREGON -- (0.8%)............................
        City of Portland (GO) Series A..............
           4.000%, 06/01/15.........................   2,000   2,213,640
        Jackson County School District No. 5 (GO)
         (NATL-RE FGIC SCH BD GTY)..................
           5.000%, 06/15/15.........................   1,965   2,247,646
        Multnomah County (GO).......................
           5.000%, 10/01/14.........................   5,490   6,220,060
        Washington County School District No. 15
         Forest Grove (GO) (AGM SCH BD GTY).........
           5.250%, 06/15/15.........................   1,555   1,785,435
                                                             -----------

        TOTAL OREGON................................          12,466,781
                                                             -----------

        PENNSYLVANIA -- (2.1%)......................
        Commonwealth of Pennsylvania (GO) First
         Series.....................................
           5.000%, 08/01/11.........................  13,000  13,148,720
        Commonwealth of Pennsylvania (GO) First
         Series (MBIA)..............................
           5.250%, 02/01/13.........................   5,755   6,218,968
        Commonwealth of Pennsylvania (GO) Series
         A..........................................
           5.000%, 02/15/14.........................   9,000   9,992,520
        Commonwealth of Pennsylvania (GO) THIRD
         Series.....................................
           5.000%, 09/01/12.........................   2,800   2,967,720
                                                             -----------

        TOTAL PENNSYLVANIA..........................          32,327,928
                                                             -----------

        RHODE ISLAND -- (1.0%)......................
        Rhode Island State & Providence Plantations
         (GO) Series B..............................
           5.000%, 08/01/12.........................   5,200   5,487,924
           5.000%, 08/01/13.........................   4,700   5,118,958

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount      Value+
                                                     ------      -----
                                                     (000)

        RHODE ISLAND -- (Continued).................
        Rhode Island State (GO) Series C (AGM)......
           5.000%, 02/15/15......................... $3,385 $ 3,798,884
                                                            -----------

        TOTAL RHODE ISLAND..........................         14,405,766
                                                            -----------

        SOUTH CAROLINA -- (1.4%)....................
        Beaufort County School District (GO)
         (SCSDE)....................................
           5.000%, 03/01/14.........................  5,505   6,123,322
        Beaufort County School District (GO) Series
         B (SCSDE)..................................
           5.000%, 03/01/14.........................  2,795   3,108,934
        South Carolina State (GO) Series A..........
           4.000%, 06/01/15.........................  6,000   6,651,000
        York County School District No. 3 (GO)
         Series B (SCSDE)...........................
           5.000%, 03/01/15.........................  4,770   5,390,148
                                                            -----------

        TOTAL SOUTH CAROLINA........................         21,273,404
                                                            -----------

        TENNESSEE -- (1.8%).........................
        Hamilton County (GO)........................
           5.000%, 03/01/12.........................  5,095   5,292,584
           3.000%, 03/01/13.........................  1,550   1,618,277
        Knox County (GO)............................
           5.500%, 04/01/14.........................  6,300   7,114,464
        Shelby County (GO)..........................
           5.000%, 04/01/14.........................  8,345   9,291,740
        Tennessee State (GO) Series A...............
           5.000%, 05/01/14.........................  3,000   3,360,360
                                                            -----------

        TOTAL TENNESSEE.............................         26,677,425
                                                            -----------

        TEXAS -- (17.1%)............................
        Arlington Independent School District (GO)..
           5.000%, 02/15/14.........................  5,885   6,533,998
        Austin Independent School District (GO)
         (PSF-GTD)..................................
           5.000%, 08/01/14.........................  6,895   7,751,290
        Carrollton-Farmers Branch Independent
         School District (GO) (PSF-GTD).............
           5.000%, 02/15/16.........................  6,570   7,613,644
        City of Dallas (GO).........................
           5.000%, 02/15/14.........................  4,585   5,083,940
           5.000%, 02/15/14.........................  8,770   9,693,744
           5.000%, 02/15/15.........................  2,440   2,770,010

                                                      Face
                                                     Amount       Value+
                                                     -------      -----
                                                     (000)

       TEXAS -- (Continued).........................
          5.000%, 02/15/15.......................... $ 9,100 $10,312,848
       City of Dallas (RB) (AMBAC)..................
          5.000%, 10/01/12..........................  13,985  14,873,187
          5.000%, 10/01/13..........................   7,605   8,365,348
       City of Houston (GO) Series A................
          4.000%, 03/01/16..........................   4,500   4,988,430
          5.000%, 03/01/16..........................  13,650  15,755,239
       City of San Antonio (GO).....................
          5.375%, 02/01/15..........................   5,975   6,842,450
       City of San Antonio (RB) (NATL-RE FGIC)......
          5.000%, 05/15/12..........................   7,000   7,333,830
       City of San Antonio Electric & Gas (RB)
        Series A....................................
          5.000%, 02/01/15..........................   3,025   3,422,939
       County of El Paso (GO) (NATL-RE).............
          5.000%, 02/15/16..........................   2,490   2,853,366
       County of Fort Bend (GO) (NATL-RE)...........
          5.000%, 03/01/13..........................   2,110   2,275,023
       Dallas Area Rapid Transit (RB) (FGIC)........
          5.000%, 12/01/12..........................  10,475  11,213,487
       Dallas Waterworks & Sewer System (RB)
        (AMBAC).....................................
          5.000%, 10/01/14..........................   9,000  10,116,180
       Denton County (GO) Series A..................
          5.000%, 07/15/15..........................   3,960   4,546,040
       Fort Bend Independent School District (GO)
        (PSF-GTD)...................................
          5.000%, 08/15/15..........................   3,000   3,440,400
       Fort Worth Independent School District
        (GO)........................................
          5.000%, 02/15/13..........................   8,025   8,641,882
       Houston Independent School District (GO)
        Series A-1..................................
          5.000%, 02/15/15..........................   4,000   4,545,760
       Katy Independent School District (GO) Series
        A...........................................
          5.000%, 02/15/12..........................   7,465   7,743,071
       North Texas Municipal Water District (RB)....
          5.000%, 09/01/14..........................     605     674,878
       Northwest Independent School District (GO)
        (PSF-GTD)...................................
          5.000%, 02/15/15..........................   1,000   1,134,070

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount        Value+
                                                    -------       -----
                                                    (000)

        TEXAS -- (Continued).......................
        San Antonio Electric & Gas (RB) Sereis A
         (ETM).....................................
           5.250%, 02/01/14........................ $    90 $    100,838
        San Antonio Electric & Gas (RB) Series A...
           5.250%, 02/01/14........................  12,015   13,375,098
        San Marcos Consolidated Independent
         School District (GO) (PSF-GTD)............
           5.250%, 08/01/14........................   3,195    3,637,987
           5.500%, 08/01/14........................   4,200    4,815,804
        Socorro Independent School District (GO)
         (PSF-GTD).................................
           5.250%, 08/15/14........................   2,270    2,569,526
        Texas A&M University (RB) Series B.........
           5.000%, 05/15/12........................   3,975    4,164,965
        Texas Public Finance Authority (GO) Series
         A.........................................
           5.000%, 10/01/12........................   1,500    1,596,360
        Texas Public Finance Authority (RB) Series
         A.........................................
           5.000%, 01/01/14........................   5,000    5,523,300
           5.000%, 07/01/15........................  10,000   11,401,300
        Texas State (GO)...........................
           5.000%, 10/01/12........................   3,000    3,191,850
        Texas State Transportation Commission
         (RB)......................................
           4.000%, 04/01/13........................   1,500    1,592,775
           5.000%, 04/01/14........................   5,870    6,539,532
        Travis County (GO).........................
           5.000%, 03/01/12........................   3,375    3,505,882
        University of Texas (RB) Series A..........
           5.000%, 08/15/12........................   3,500    3,700,305
           5.000%, 07/01/14........................   5,250    5,909,978
        University of Texas (RB) Series B..........
           5.250%, 08/15/12........................   2,730    2,894,947
           5.250%, 08/15/13........................   3,850    4,242,816
        University of Texas (RB) Series D..........
           5.000%, 08/15/12........................   1,815    1,918,872
        University of Texas System (RB) Series F...
           5.000%, 08/15/15........................   2,405    2,763,465
        Williamson County (GO) (NATL-RE)...........
           5.000%, 02/15/14........................   5,000    5,547,050
                                                            ------------

        TOTAL TEXAS................................          257,517,704
                                                            ------------

                                                      Face
                                                     Amount       Value+
                                                     -------      -----
                                                     (000)

        UTAH -- (1.5%)..............................
        Salt Lake County (GO).......................
           5.000%, 06/15/12......................... $10,060 $10,580,706
        Utah State (GO) Series A....................
           5.000%, 07/01/12.........................   6,440   6,784,282
        Utah State (GO) Series B....................
           4.000%, 07/01/13.........................   4,700   5,044,228
                                                             -----------

        TOTAL UTAH..................................          22,409,216
                                                             -----------

        VIRGINIA -- (4.4%)..........................
        City of Norfolk (GO) Series A...............
           4.000%, 03/01/16.........................   2,000   2,219,040
        City of Richmond (GO) Series C (ST AID
         WITHHLDG)..................................
           5.000%, 07/15/15.........................   5,325   6,101,332
        Fairfax County (GO) Series A................
           5.000%, 04/01/13.........................   9,975  10,808,511
           5.000%, 04/01/14.........................   9,375  10,478,719
        Loudoun County (GO) Series B................
           4.000%, 11/01/12.........................   1,000   1,052,870
           5.000%, 12/01/13.........................   5,285   5,861,012
        Virginia Commonwealth Transportation Board
         (RB).......................................
           5.000%, 10/01/11.........................   1,940   1,977,248
           5.000%, 09/27/12.........................   4,040   4,295,732
        Virginia State Public School Authority (GO).
           5.250%, 08/01/13.........................   6,385   6,996,938

        Virginia State Public School Authority (RB)
         Series B...................................
           5.000%, 08/01/11.........................   9,595   9,703,807
           5.000%, 08/01/13.........................   5,505   6,021,479
                                                             -----------

        TOTAL VIRGINIA..............................          65,516,688
                                                             -----------

        WASHINGTON -- (6.2%)........................
        City of Seattle (GO)........................
           5.000%, 05/01/14.........................   8,300   9,260,476
        City of Seattle (GO) Series B...............
           5.000%, 08/01/15.........................   7,385   8,459,591
        City of Seattle (RB) (FSA)..................
           5.000%, 08/01/12.........................   1,500   1,582,095
        King County School District (GO) (NATL-RE
         SCH BD GTY)................................
           5.000%, 12/01/13.........................   1,500   1,659,840
        King County School District No. 1 Seattle
         (GO) (SCH BD GTY)..........................
           5.000%, 12/01/13.........................  15,000  16,594,200

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount       Value+
                                                   ------       -----
                                                   (000)

          WASHINGTON -- (Continued)
           King County Sewer Enterprise (RB)......
             4.000%, 01/01/16..................... $ 6,510 $ 7,171,611
          Snohomish County Public Utility
           District No .1 (RB)....................
             5.000%, 12/01/15.....................   5,000   5,725,600
          Washington State (GO) (FSA).............
             5.000%, 07/01/14.....................   5,145   5,769,500
          Washington State (GO) Series A..........
             5.000%, 01/01/16.....................   2,000   2,296,280
          Washington State (GO) Series C..........
             5.000%, 02/01/14.....................   6,895   7,632,972
             5.000%, 01/01/15.....................   6,100   6,873,358
          Washington State (GO) Series D..........
             5.000%, 01/01/14.....................   3,330   3,676,653
          Washington State (GO) Series R..........
             5.000%, 01/01/15.....................  10,960  12,349,509
             4.000%, 07/01/15.....................   4,000   4,403,320
                                                           -----------
          TOTAL WASHINGTON........................          93,455,005
                                                           -----------

          WEST VIRGINIA -- (0.2%).................
          West Virginia State (GO) (NATL-RE FGIC).
             5.000%, 06/01/12.....................   3,300   3,463,746
                                                           -----------

                                              Face
                                             Amount            Value+
                                             ------            -----
                                             (000)

           WISCONSIN -- (1.8%)............
           Wisconsin State (GO) Series 1
            (MBIA)........................
              5.500%, 05/01/11............ $    16,000 $   16,000,000
           Wisconsin State (GO) Series A..
              5.000%, 05/01/12............       6,760      7,068,121
           Wisconsin State (RB) Series B
            (AMBAC).......................
              5.000%, 07/01/12............       3,775      3,971,376
                                                       --------------
           TOTAL WISCONSIN................                 27,039,497
                                                       --------------
           TOTAL MUNICIPAL BONDS..........              1,476,691,496
                                                       --------------

                                             Shares
                                             ------
           TEMPORARY CASH INVESTMENTS -- (1.9%)......................
              BlackRock Liquidity Funds
               MuniFund - Institutional
               Shares.....................  27,954,984     27,954,984
                                                       --------------

           TOTAL INVESTMENTS -- (100.0%)
            (Cost $1,482,476,964).........             $1,504,646,480
                                                       ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                             Valuation Inputs
                             -------------------------------------------------

                                  Investment in Securities (Market Value)
                             -------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                             ----------- -------------- ------- --------------
 Municipal Bonds............          -- $1,476,691,496   --    $1,476,691,496
 Temporary Cash Investments. $27,954,984             --   --        27,954,984
                             ----------- --------------   --    --------------
 TOTAL...................... $27,954,984 $1,476,691,496   --    $1,504,646,480
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)


                                                         Face
                                                        Amount     Value+
                                                        ------     -----
                                                        (000)
      MUNICIPAL BONDS -- (98.3%).......................
      CALIFORNIA -- (98.3%)............................
      Anaheim Public Financing Authority (RB)..........
         4.500%, 08/01/13.............................. $  800 $  848,496
         4.000%, 08/01/14..............................    550    583,099
      Anaheim Union High School District (GO)
       (AGM)...........................................
         5.000%, 08/01/14..............................    800    887,984
      Anaheim Union High School District (GO)
       Series A (AGM)..................................
         5.000%, 08/01/12..............................  1,275  1,349,371
      Anaheim Union High School District (RB)
       (AGM)...........................................
         5.000%, 08/01/13..............................    700    760,599
      Bay Area Toll Authority (RB) Series F............
         5.000%, 04/01/13..............................    775    836,364
         3.900%, 04/01/14..............................    900    963,099
         5.000%, 04/01/15..............................    495    557,910
      Berryessa Union School District (GO) Series B
       (FSA)...........................................
         5.375%, 08/01/11..............................  1,205  1,232,004
      Calaveras County Water District (RB)
       (NATL-RE).......................................
         5.000%, 09/01/11..............................    700    709,282
      California Educational Facilities Authority (RB)
       Series A........................................
         5.000%, 04/01/13..............................  2,250  2,443,860
      California Educational Facilities Authority (RB)
       Series P........................................
         5.250%, 12/01/13..............................    925  1,031,708
      California Educational Facilities Authority (RB)
       Series T-4......................................
         5.000%, 03/15/14..............................  3,890  4,342,212
      California Infrastructure & Economic
       Development Bank (RB) (FSA).....................
         5.250%, 07/01/13..............................  2,000  2,204,580
      California Infrastructure & Economic
       Development Bank (RB) Series A
       (AMBAC).........................................
         5.250%, 10/01/13..............................  4,900  5,365,990
      California State (GO)............................
         5.000%, 06/01/11..............................    500    501,570
         5.000%, 10/01/11..............................  2,215  2,252,744
         5.000%, 02/01/12..............................    600    618,000

                                                        Face
                                                       Amount     Value+
                                                       ------     -----
                                                       (000)

        CALIFORNIA -- (Continued).....................
           5.000%, 04/01/12........................... $1,500 $1,555,500
           4.200%, 11/01/13...........................  1,825  1,941,380
           5.000%, 02/01/14...........................    770    837,983
           5.000%, 03/01/14...........................  2,925  3,188,367
           5.000%, 03/01/14...........................    800    872,032
           5.000%, 03/01/14...........................  2,850  3,106,614
           5.000%, 04/01/14...........................    555    606,088
           5.000%, 04/01/14...........................  1,750  1,911,088
           5.000%, 05/01/14...........................  5,075  5,553,674
           4.500%, 06/01/14...........................    750    811,238
           5.000%, 06/01/14...........................  3,065  3,360,956
           5.000%, 08/01/14...........................  1,480  1,626,476
           3.000%, 11/01/14...........................    665    688,913
           6.000%, 02/01/15...........................    950  1,084,453
           5.000%, 03/01/15...........................  3,900  4,319,562
           4.000%, 04/01/15...........................    700    750,463
           3.000%, 11/01/15...........................    500    517,235
        California State (GO) (NATL-RE FGIC)............................
           5.000%, 03/01/14...........................  1,565  1,705,913
        California State (GO) (NATL-RE)...............
           4.000%, 09/01/14...........................  1,000  1,068,000
           4.000%, 09/01/15...........................    500    537,995
           5.000%, 12/01/15...........................    700    784,847
        California State Department of Transportation
         (RB) Series A (NATL-RE FGIC).................
           5.000%, 02/01/15...........................    605    677,533
        California State Department of Water
         Resources (RB)...............................
           5.500%, 12/01/13...........................  1,075  1,199,711
        California State Department of Water
         Resources (RB) (NATL-RE).....................
           5.000%, 12/01/14...........................  1,500  1,691,565
        California State Department of Water
         Resources (RB) Series AE.....................
           5.000%, 12/01/14...........................    575    648,433
        California State Department of Water
         Resources (RB) Series L......................
           4.000%, 05/01/15...........................  2,490  2,709,095
           5.000%, 05/01/15...........................  3,250  3,674,288
        California State Department of Water
         Resources (RB) Series M......................
           5.000%, 05/01/14...........................    750    833,272

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                      Face
                                                     Amount     Value+
                                                     ------     -----
                                                     (000)

          CALIFORNIA -- (Continued).................
          California State Department of Water
           Resources Power Supply (RB) (ETM) Series
           A........................................
             5.125%, 05/01/12....................... $1,850 $1,958,299
          California State Department of Water
           Resources Power Supply (RB) Series A
           (AGM)....................................
             5.250%, 05/01/12.......................  2,000  2,096,720
          California State Economic Recovery (GO)
           (ETM) Series A...........................
             5.000%, 07/01/11.......................    775    780,906
             5.000%, 07/01/11.......................     25     25,169
             5.000%, 07/01/12.......................  1,320  1,382,674
             5.000%, 07/01/12.......................  1,155  1,218,548
             5.250%, 07/01/13.......................  1,845  2,033,725
             5.250%, 07/01/13.......................  2,180  2,371,927
             5.250%, 07/01/14.......................     95    108,158
          California State Economic Recovery (GO)
           Series A.................................
             3.500%, 07/01/11.......................  1,075  1,079,730
             5.000%, 07/01/11.......................  1,000  1,006,770
             5.250%, 07/01/12.......................    625    656,700
             5.250%, 07/01/13.......................    870    946,595
             5.250%, 07/01/14.......................    740    825,026
          California State Economic Recovery (GO)
           Series A (NATL-RE FGIC)..................
             5.250%, 07/01/14.......................  1,780  1,984,522
          California State Public Works
           Board of Regents University
           California (RB) Series A.................
             5.000%, 03/01/14.......................    860    948,976
          California State University (RB)
           Series A.................................
             3.000%, 11/01/12.......................    500    516,730
             4.000%, 11/01/12.......................    545    571,307
             4.000%, 11/01/12.......................  1,000  1,048,270
          Chabot-Las Positas Community
           College District (GO) (AMBAC)............
             5.000%, 08/01/11.......................  1,010  1,021,029
          Charter Oak Unified School
           District (GO) Series B (FSA).............
             5.000%, 07/01/13.......................  2,805  3,076,889
          Chino Basin Regional Financing
           Authority (RB)...........................
             5.900%, 08/01/11.......................    810    819,777

                                                         Face
                                                        Amount     Value+
                                                        ------     -----
                                                        (000)

       CALIFORNIA -- (Continued).......................
       City & County of San Francisco (GO) Series
        2008-R1........................................
          5.000%, 06/15/14............................. $  500 $  548,230
       City & County of San Francisco (GO) Series
        A..............................................
          5.000%, 06/15/15.............................  2,490  2,787,729
       City & County of San Francisco (GO) Series A
        (AMBAC)........................................
          5.000%, 06/15/12.............................  1,600  1,679,504
       City & County of San Francisco (GO) Series
        R-1 (FGIC).....................................
          5.000%, 06/15/12.............................  3,855  4,055,421
       City & County of San Francisco (GO) Series
        R2 (AMBAC).....................................
          4.000%, 06/15/12.............................    665    691,806
       City & County of San Francisco Public Utilities
        Commission (RB) Series A (FSA).................
          5.000%, 11/01/12.............................  4,810  5,124,574
       City & County of San Francisco Public Utilities
        Commission (RB) Series C.......................
          5.000%, 11/01/13.............................    525    575,458
       City of Bakersfield School District (GO) Series
        A (AGM)........................................
          4.000%, 11/01/14.............................    400    429,512
       City of Folsom (GO).............................
          4.000%, 08/01/14.............................  1,285  1,381,593
       City of Los Angeles (GO) Series A...............
          2.500%, 09/01/13.............................  2,500  2,575,450
       City of Los Angeles (GO) Series A (MBIA)........
          5.000%, 09/01/12.............................  1,165  1,233,653
       City of Los Angeles (GO) Series A (NATL-RE
        FGIC)..........................................
          5.250%, 09/01/13.............................  1,000  1,096,450
       City of Los Angeles (GO) Series A
        (NATL-RE)......................................
          5.250%, 09/01/14.............................  1,000  1,122,550
       City of Los Angeles (RB) Series A...............
          4.000%, 06/01/12.............................    815    841,789
          5.000%, 06/01/13.............................  1,300  1,397,318
          4.000%, 06/01/14.............................    520    556,000
       City of Vernon (RB) Series A....................
          3.500%, 08/01/12.............................  1,550  1,587,975
          5.250%, 08/01/14.............................  1,000  1,080,860

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                  Face
                                                 Amount     Value+
                                                 ------     -----
                                                 (000)

             CALIFORNIA -- (Continued)..........
             Contra Costa Community College
              District (GO) (NATL-RE FGIC)......
                5.000%, 08/01/13................ $1,905 $2,076,583
                5.000%, 08/01/14................  1,985  2,220,044
             Desert Sands Unified School
              District (GO) (AGM)...............
                5.000%, 06/01/14................  3,275  3,686,635
                5.000%, 06/01/14................    600    675,414
             East Bay Regional Park
              District (GO).....................
                4.000%, 09/01/13................  1,375  1,480,779
             El Camino Community College
              District (GO) Series A (MBIA).....
                5.000%, 08/01/13................  2,915  3,204,955
                5.000%, 08/01/13................  3,060  3,364,378
             El Camino Community College
              District (GO) Series A
              (NATL-RE).........................
                5.000%, 08/01/13................  1,600  1,759,152
             El Monte Union High School
              District (GO) Series A (FSA)......
                5.000%, 06/01/13................  2,185  2,386,282
             Escondido Union School
              District (GO) Series A............
                5.000%, 08/01/12................  3,045  3,222,615
             Escondido Union School
              District (GO) Series B
              (NATL-RE FGIC)....................
                5.500%, 08/01/14................    550    617,298
             Foothill-De Anza Community College
              District (GO) Series B............
                5.250%, 08/01/13................  2,000  2,210,060
                5.250%, 08/01/13................  3,675  4,060,985
             Fremont Union High School
              District (GO) (MBIA)..............
                4.000%, 09/01/11................    750    758,880
             Grossmont Union High School
              District (GO) (NATL-RE)...........
                4.000%, 08/01/13................    500    530,525
             Hacienda La Puente Unified School
              District (GO) Series B............
                5.000%, 08/01/13................  4,340  4,771,700
             Hemet Unified School
              District (GO) Series A (AGM)......
                5.750%, 08/01/14................    500    563,420
             Kern High School District (GO)
              Series C (NATL-RE FGIC)...........
                5.500%, 08/01/14................    650    721,910

                                                 Face
                                                Amount     Value+
                                                ------     -----
                                                (000)

              CALIFORNIA -- (Continued)........
              Long Beach Bond Finance
               Authority (TAN) (AMBAC).........
                 5.375%, 08/01/12.............. $1,585 $1,681,733
              Long Beach Unified School
               District (GO)...................
                 4.000%, 08/01/12..............    500    521,315
              Long Beach Unified School
               District (GO) Series A..........
                 5.000%, 08/01/13..............  2,000  2,166,180
                 4.000%, 08/01/14..............  2,335  2,518,227
                 5.000%, 08/01/14..............  1,000  1,111,660
              Los Angeles Community College
               District (GO) Series A (AGM)....
                 5.250%, 08/01/13..............    825    901,940
              Los Angeles Community College
               District (GO) Series A (FSA)....
                 5.250%, 08/01/14..............  4,000  4,491,720
              Los Angeles Community College
               District (GO) Series F-1........
                 3.250%, 08/01/14..............  2,300  2,430,594
              Los Angeles Convention & Exhibit
               Center Authority (RB) Series A..
                 6.125%, 08/15/11..............  1,500  1,519,605
              Los Angeles County Metropolitan
               Transportation Authority (GO)
               (AMBAC).........................
                 5.000%, 07/01/14..............    500    558,210
              Los Angeles County Metropolitan
               Transportation Authority (RB)
               (ETM) Series A (FSA)............
                 5.000%, 07/01/11..............  2,500  2,544,050
              Los Angeles County Metropolitan
               Transportation Authority (RB)
               Series A........................
                 4.000%, 07/01/11..............    750    754,275
                 3.000%, 07/01/12..............  3,340  3,434,355
                 3.000%, 07/01/13..............  1,750  1,829,135
              Los Angeles County Metropolitan
               Transportation Authority (RB)
               Series C (AMBAC)................
                 6.000%, 07/01/11..............    580    585,139
              Los Angeles County Sanitation
               Districts Financing Authority
               (RB) Series A (FSA).............
                 5.000%, 10/01/12..............  5,000  5,306,600

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                 Face
                                                Amount     Value+
                                                ------     -----
                                                (000)

               CALIFORNIA -- (Continued).......
               Los Angeles Department of Water
                & Power (RB) Series A-1
                (MBIA).........................
                  5.000%, 07/01/11............. $ 460  $  463,404
               Los Angeles Municipal
                Improvement Corp. (RB)
                Series A.......................
                  4.000%, 11/01/14............. 2,770   2,936,699
               Los Angeles Municipal
                Improvement Corp. (RB)
                Series A (NATL-RE).............
                  5.250%, 06/01/12............. 1,050   1,098,510
               Los Angeles Municipal
                Improvement Corp. (RB)
                Series C.......................
                  3.000%, 09/01/13.............   730     745,323
               Los Angeles Unified School
                District (GO) (AMBAC)..........
                  5.000%, 07/01/11.............   175     176,267
               Los Angeles Unified School
                District (GO) (MBIA)...........
                  5.500%, 07/01/12.............   800     845,848
               Los Angeles Unified School
                District (GO) (NATL-RE)........
                  5.750%, 07/01/14............. 2,045   2,297,905
               Los Angeles Unified School
                District (GO) Series A (FGIC)..
                  6.000%, 07/01/11............. 1,000   1,008,900
                  6.000%, 07/01/13.............   400     440,056
               Los Angeles Unified School
                District (GO) Series A (MBIA)..
                  5.250%, 07/01/12............. 3,600   3,795,948
               Los Angeles Unified School
                District (GO) Series B.........
                  4.000%, 07/01/13.............   950   1,004,824
               Los Angeles Unified School
                District (GO) Series C (AMBAC).
                  5.000%, 07/01/12............. 1,000   1,051,540
               Los Angeles Wastewater System
                (RB) Series A..................
                  4.000%, 06/01/12............. 1,000   1,037,580
                  5.000%, 06/01/14............. 2,000   2,214,020
               Los Angeles Wastewater System
                (RB) Series C (NATL-RE)........
                  5.375%, 06/01/13.............   600     653,382
               Madera County Transportation
                Authority (RB) (AGM)...........
                  3.000%, 03/01/15............. 1,020   1,065,798

                                                  Face
                                                 Amount     Value+
                                                 ------     -----
                                                 (000)

              CALIFORNIA -- (Continued).........
              Manteca Unified School
               District (GO) (AGM)..............
                 5.250%, 08/01/14............... $ 500  $  571,055
              Metropolitan Water District of
               Southern California (RB)
               Series B.........................
                 3.750%, 07/01/11............... 3,000   3,016,170
              Mount San Antonio Community
               College District (GO) Series C
               (AGM)............................
                 4.000%, 09/01/14...............   750     810,330
              Mountain View-Whisman School
               District (GO) Series D (MBIA)....
                 5.000%, 06/01/12............... 1,480   1,570,354
              Oak Park Unified School
               District (GO) Series A...........
                 4.000%, 08/01/14...............   600     646,092
              Orange County (RB) (NATL-RE)......
                 5.000%, 06/01/15............... 2,000   2,235,320
              Orange County (RB) Series A
               (MBIA)...........................
                 5.000%, 06/01/12...............   730     764,281
              Oxnard School District (GO) (FSA).
                 5.000%, 08/01/12...............   610     643,696
              Oxnard School District (GO)
               Series B (ASSURED GTY)...........
                 4.000%, 08/01/14...............   500     536,930
              Pasadena Unified School
               District (GO) (FSA)..............
                 5.000%, 11/01/12............... 2,000   2,124,300
              Peralta Community College
               District (GO)....................
                 5.000%, 08/01/12...............   550     579,040
              Piedmont Unified School
               District (GO)....................
                 2.000%, 08/01/13...............   725     737,303
                 2.000%, 08/01/14...............   340     344,168
              Sacramento Municipal Utility
               District (RB) Series U (AGM).....
                 5.000%, 08/15/14............... 1,000   1,102,140
              Sacramento Regional County
               Sanitation District (GO) (AMBAC).
                 5.000%, 12/01/14............... 3,790   4,318,212
              Sacramento Regional County
               Sanitation District (RB)
               (NATL-RE)........................
                 5.000%, 08/01/14...............   750     833,242

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount     Value+
                                                   ------     -----
                                                   (000)

            CALIFORNIA -- (Continued).............
            San Diego County Water Authority
             (CP) Series A (NATL-RE FGIC).........
               5.250%, 05/01/13................... $  795 $  860,802
            San Diego Public Facilities
             Financing Authority (GO)
             Series A.............................
               4.500%, 05/15/14...................  1,415  1,541,176
            San Diego Public Facilities
             Financing Authority (RB)
             Series A.............................
               2.750%, 05/15/11...................  1,150  1,150,782
               2.750%, 05/15/12...................  1,655  1,690,814
            San Diego Public Facilities
             Financing Authority (RB)
             Series B.............................
               5.000%, 05/15/14...................  1,000  1,103,940
            San Diego Unified School
             District (GO) Series F (FSA).........
               5.000%, 07/01/14...................  1,555  1,755,673
            San Francisco Bay Area Transit
             Financing Authority (RB).............
               6.750%, 07/01/11...................    795    803,053
            San Francisco Community College
             District (GO) Series C...............
               3.000%, 06/15/14...................    930    973,431
            San Jose Unified School
             District (GO) (FGIC).................
               5.000%, 08/01/11...................  1,300  1,314,521
               5.000%, 08/01/12...................  5,000  5,274,900
            San Jose Unified School
             District (GO) (NATL-RE FGIC).........
               5.000%, 08/01/14...................    510    571,083
            San Juan Unified School District (GO)
             (AGM)................................
               4.000%, 08/01/15...................    600    651,612
            San Marino Unified School
             District (GO) Series A...............
               5.250%, 07/01/14...................    500    555,000
            San Mateo County Community
             College District (GO) Series A.......
               4.500%, 09/01/13...................  2,000  2,169,620
            Santa Clara Unified School
             District (GO)........................
               4.000%, 07/01/13...................    915    972,846
            Solano County Community
             College District (GO) (NATL-RE)......
               5.000%, 08/01/15...................    940  1,054,924

                                                 Face
                                                Amount       Value+
                                                ------       -----
                                                (000)

            CALIFORNIA -- (Continued)..........
            Sonoma County (RB) Series A
             (FGIC)............................
               4.000%, 09/01/12................ $1,950 $  2,045,336
            Southern California Public Power
             Authority (RB) Series A
             (AMBAC)...........................
               5.000%, 07/01/13................  1,545    1,692,996
            Southwestern Community College
             District (GO) Series B............
               5.250%, 08/01/12................    750      789,892
            Stockton Unified School
             District (GO) (AGM)...............
               4.000%, 08/01/12................    700      727,349
            Torrance Unified School
             District (GO).....................
               4.000%, 08/01/13................    830      880,672
            University of California (RB)
             Series A (AMBAC)..................
               5.000%, 05/15/11................    940      941,297
            University of California (RB)
             Series E (MBIA)...................
               5.000%, 05/15/13................  1,560    1,680,853
            University of California (RB)
             Series E (NATL-RE)................
               5.000%, 05/15/14................  3,180    3,535,556
            University of California (RB)
             Series J (MBIA)...................
               5.000%, 05/15/12................    450      470,502
            University of California (RB)
             Series K (MBIA)...................
               5.000%, 05/15/12................    500      522,565
            University of California (RB)
             Series O..........................
               5.000%, 05/15/14................  3,275    3,641,178
            Visalia Unified School
             District (GO).....................
               4.000%, 08/01/12................    500      519,595
            Vista Unified School District (GO)
             (AGM).............................
               4.000%, 08/01/15................  1,000    1,079,650
            William S Hart Joint School
             Financing Authority (RB)
             (AMBAC)...........................
               5.000%, 09/01/12................    900      939,573
                                                       ------------

            TOTAL MUNICIPAL BONDS..............         285,242,046
                                                       ------------

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                             Shares        Value+
                                              ------        ------

             TEMPORARY CASH INVESTMENTS -- (1.7%).................
                BlackRock Liquidity Funds..
                 California Money Fund -...
                 Institutional Shares...... 5,056,814  $5,056,814
                                                       -----------

                                                       Value+
                                                        ------
                  TOTAL INVESTMENTS -- (100.0%)
                   (Cost $285,985,121).......... $290,298,860
                                                 =============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                                --------------------------------------------

                                  Investment in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $285,242,046   --    $285,242,046
    Temporary Cash Investments. $5,056,814           --   --       5,056,814
                                ---------- ------------         ------------
    TOTAL...................... $5,056,814 $285,242,046   --    $290,298,860
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA             DFA
                                                                             DFA          Two-Year      Selectively      DFA
                                                                           One-Year        Global      Hedged Global  Short-Term
                                                                         Fixed Income   Fixed Income   Fixed Income   Government
                                                                          Portfolio      Portfolio       Portfolio    Portfolio
                                                                        -------------- --------------  ------------- ------------
ASSETS:................................................................
Investments at Value (including $269,092, $1,038,074, $0and $0 of
 securities on loan, respectively)..................................... $    7,088,102 $    5,055,039  $    706,344  $  1,152,298
Temporary Cash Investments at Value & Cost.............................         21,833         69,683        13,452        13,383
Collateral Received from Securities on Loan at Value & Cost............            789             --            --            --
Affiliated Collateral Received from Securities on Loan at Value & Cost.        273,742      1,041,449            --            --
Foreign Currencies at Value............................................             --             --         1,519            --
Cash...................................................................             --             15            15            --
Receivables:...........................................................
 Investment Securities Sold............................................         25,624         61,480            --        10,634
 Interest..............................................................         25,160         54,221         9,999         7,909
 Securities Lending Income.............................................             14             66            --            --
 Fund Shares Sold......................................................          7,555          6,622         2,823         2,388
Unrealized Gain on Forward Currency Contracts..........................             --          7,764         1,030            --
Unrealized Gain on Foreign Currency Contracts..........................             --             --            23            --
Prepaid Expenses and Other Assets......................................            149            109            33            38
                                                                        -------------- --------------  ------------  ------------
   Total Assets........................................................      7,442,968      6,296,448       735,238     1,186,650
                                                                        -------------- --------------  ------------  ------------
LIABILITIES:
Payables:..............................................................
 Upon Return of Securities Loaned......................................        274,531      1,041,449            --            --
 Investment Securities Purchased.......................................         81,556         60,368         6,598        19,188
 Fund Shares Redeemed..................................................          4,610          1,862            30           151
 Due to Advisor........................................................            877            634            87           163
Unrealized Loss on Forward Currency Contracts..........................             --         59,958         4,491            --
Unrealized Loss on Foreign Currency Contracts..........................             --             82            --            --
Accrued Expenses and Other Liabilities.................................            438            400            28            77
                                                                        -------------- --------------  ------------  ------------
   Total Liabilities...................................................        362,012      1,164,753        11,234        19,579
                                                                        -------------- --------------  ------------  ------------
NET ASSETS............................................................. $    7,080,956 $    5,131,695  $    724,004  $  1,167,071
                                                                        ============== ==============  ============  ============
Institutional Class Shares -- based on net assets of $7,081,006;
 $5,131,695; $724,004 and $1,167,071 and shares outstanding of
 684,332,147; 503,793,772; 67,196,805 and 107,554,624, respectively.... $        10.35 $        10.19  $      10.77  $      10.85
                                                                        ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED............................................  2,000,000,000  2,000,000,000   300,000,000   500,000,000
                                                                        ============== ==============  ============  ============
Investments at Cost.................................................... $    7,069,797 $    4,929,819  $    662,028  $  1,132,777
                                                                        ============== ==============  ============  ============
Foreign Currencies at Cost............................................. $           -- $           --  $      1,499  $         --
                                                                        ============== ==============  ============  ============
NET ASSETS CONSIST OF:.................................................
Paid-In Capital........................................................ $    7,050,451 $    5,078,630  $    676,387  $  1,133,577
Undistributed Net Investment Income (Distributions in Excessof Net
 Investment Income)....................................................          3,737         21,211         6,076         3,629
Accumulated Net Realized Gain (Loss)...................................          8,463        (42,307)          259        10,344
Net Unrealized Foreign Exchange Gain (Loss)............................             --        (51,059)       (3,054)           --
Net Unrealized Appreciation (Depreciation).............................         18,305        125,220        44,336        19,521
                                                                        -------------- --------------  ------------  ------------
NET ASSETS............................................................. $    7,080,956 $    5,131,695  $    724,004  $  1,167,071
                                                                        ============== ==============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                          DFA            DFA          DFA             DFA
                                                                       Five-Year     Intermediate  Short-Term  Intermediate-Term
                                                                         Global       Government    Extended       Extended
                                                                      Fixed Income   Fixed Income   Quality         Quality
                                                                       Portfolio      Portfolio    Portfolio       Portfolio
                                                                     --------------  ------------ ------------ -----------------
ASSETS:.............................................................
Investments at Value (including $491,935, $0, $149,978 and $41,937
 of securities on loan, respectively)............................... $    4,698,915  $  2,073,589 $  1,090,245   $    206,166
Temporary Cash Investments at Value & Cost..........................         42,858        23,745       20,054          3,269
Collateral Received from Securities on Loan at Value & Cost.........             --            --           67          3,532
Affiliated Collateral Received from Securities on Loan at Value &
 Cost...............................................................        497,133            --      153,338         39,355
Cash................................................................             15            --           15             16
Receivables:........................................................
 Investment Securities Sold.........................................          9,035            --           --             --
 Interest...........................................................         43,860        29,238       12,515          2,814
 Securities Lending Income..........................................             63            --           17              5
 Fund Shares Sold...................................................          4,797         2,882        2,896            997
Unrealized Gain on Forward Currency Contracts.......................            207            --           --             --
Prepaid Expenses and Other Assets...................................            114            47           25              8
Deferred Offering Costs.............................................             --            --           --             10
                                                                     --------------  ------------ ------------   ------------
   Total Assets.....................................................      5,296,997     2,129,501    1,279,172        256,172
                                                                     --------------  ------------ ------------   ------------
LIABILITIES:........................................................
Payables:...........................................................
 Upon Return of Securities Loaned...................................        497,133            --      153,405         42,887
 Investment Securities Purchased....................................         25,459        15,452        9,000          1,662
 Fund Shares Redeemed...............................................          2,395           663          754              9
 Due to Advisor.....................................................            970           172          171             25
Unrealized Loss on Forward Currency Contracts.......................         25,813            --           --             --
Accrued Expenses and Other Liabilities..............................            253           117           34              1
                                                                     --------------  ------------ ------------   ------------
   Total Liabilities................................................        552,023        16,404      163,364         44,584
                                                                     --------------  ------------ ------------   ------------
NET ASSETS.......................................................... $    4,744,974  $  2,113,097 $  1,115,808   $    211,588
                                                                     ==============  ============ ============   ============
Institutional Class Shares -- based on net assets of $4,744,974;
 $2,113,097; $1,115,808 and $211,588 andshares outstanding of
 429,275,472; 170,859,777; 103,361,257 and 21,153,218, respectively. $        11.05  $      12.37 $      10.80   $      10.00
                                                                     ==============  ============ ============   ============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   700,000,000  500,000,000    300,000,000
                                                                     ==============  ============ ============   ============
Investments at Cost................................................. $    4,589,100  $  1,958,801 $  1,067,218   $    208,612
                                                                     ==============  ============ ============   ============
NET ASSETS CONSIST OF:..............................................
Paid-In Capital..................................................... $    4,603,613  $  1,982,318 $  1,089,191   $    213,905
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................         44,360        12,552        2,149            586
Accumulated Net Realized Gain (Loss)................................         11,960         3,439        1,441           (457)
Net Unrealized Foreign Exchange Gain (Loss).........................        (24,774)           --           --             --
Net Unrealized Appreciation (Depreciation)..........................        109,815       114,788       23,027         (2,446)
                                                                     --------------  ------------ ------------   ------------
NET ASSETS.......................................................... $    4,744,974  $  2,113,097 $  1,115,808   $    211,588
                                                                     ==============  ============ ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                           DFA          DFA            DFA
                                                             DFA        Inflation-   Short-Term     California
                                                          Investment    Protected    Municipal      Short-Term
                                                            Grade       Securities      Bond      Municipal Bond
                                                          Portfolio     Portfolio    Portfolio      Portfolio
                                                         ------------  ------------ ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value  $     35,177            --           --             --
Investments at Value....................................           --  $  1,622,748 $  1,476,692   $    285,242
Temporary Cash Investments at Value & Cost..............        1,146         9,174       27,955          5,057
Cash....................................................           --             1           --             --
Receivables:
 Interest...............................................           --         7,886       19,224          3,857
 Fund Shares Sold.......................................          203         1,994        1,811            658
 From Advisor...........................................            2            --           --             --
Prepaid Expenses and Other Assets.......................            3            34           87             14
Deferred Offering Costs.................................           25            --           --             --
                                                         ------------  ------------ ------------   ------------
   Total Assets.........................................       36,556     1,641,837    1,525,769        294,828
                                                         ------------  ------------ ------------   ------------
LIABILITIES:
Payables:
 Affiliated Investment Companies/Investment Securities
   Purchased............................................        1,230            --           --             --
 Fund Shares Redeemed...................................           --           433          967             33
 Due to Advisor.........................................           --           132          253             49
Accrued Expenses and Other Liabilities..................            3            59           88             19
                                                         ------------  ------------ ------------   ------------
   Total Liabilities....................................        1,233           624        1,308            101
                                                         ------------  ------------ ------------   ------------
NET ASSETS.............................................. $     35,323  $  1,641,213 $  1,524,461   $    294,727
                                                         ============  ============ ============   ============
Institutional Class Shares -- based on net assets of
  $35,323; $1,641,213; $1,524,461 and $294,727 and
  shares outstanding of 3,469,700; 139,405,948;
  148,206,844 and 28,574,703, respectively.............. $      10.18  $      11.77 $      10.29   $      10.31
                                                         ============  ============ ============   ============
NUMBER OF SHARES AUTHORIZED.............................  100,000,000   500,000,000  500,000,000    300,000,000
                                                         ============  ============ ============   ============
Investments at Cost..................................... $     34,791  $  1,518,577 $  1,454,522   $    280,928
                                                         ============  ============ ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital......................................... $     34,910  $  1,511,690 $  1,500,176   $    289,985
Undistributed Net Investment Income (Distributionsin
  Excess of Net Investment Income)......................           32        17,153        2,132            432
Accumulated Net Realized Gain (Loss)....................           (5)        8,199          (17)            (4)
Net Unrealized Appreciation (Depreciation)..............          386       104,171       22,170          4,314
                                                         ------------  ------------ ------------   ------------
NET ASSETS.............................................. $     35,323  $  1,641,213 $  1,524,461   $    294,727
                                                         ============  ============ ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                  DFA           DFA
                                                     DFA        Two-Year    Selectively     DFA
                                                   One-Year      Global    Hedged Global Short-Term
                                                 Fixed Income Fixed Income Fixed Income  Government
                                                  Portfolio    Portfolio     Portfolio   Portfolio
                                                 ------------ ------------ ------------- ----------
Investment Income
 Interest.......................................   $23,436      $ 25,829      $ 6,312     $ 12,285
 Income from Securities Lending.................        50           163           --           --
                                                   -------      --------      -------     --------
     Total Investment Income....................    23,486        25,992        6,312       12,285
                                                   -------      --------      -------     --------
Expenses
 Investment Advisory Services Fees..............     1,492         1,102          460        1,067
 Administrative Services Fees...................     2,984         2,204           --           --
 Accounting & Transfer Agent Fees...............       321           242           44           69
 Custodian Fees.................................        28           166           25            6
 Filing Fees....................................       107            72           21           25
 Shareholders' Reports..........................        65            66            5           19
 Directors'/Trustees' Fees & Expenses...........        42            34            3            8
 Professional Fees..............................        70            57            6           14
 Other..........................................        28            27            3            8
                                                   -------      --------      -------     --------
     Total Expenses.............................     5,137         3,970          567        1,216
                                                   -------      --------      -------     --------
 Net Investment Income (Loss)...................    18,349        22,022        5,745       11,069
                                                   -------      --------      -------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................
   Investment Securities Sold...................     9,119         3,537           30       10,497
   Foreign Currency Transactions................        --       (45,640)         263           --
 Change in Unrealized Appreciation
   (Depreciation) of:...........................
   Investment Securities and Foreign Currency...    (8,693)       80,357       29,300      (24,057)
   Translation of Foreign Currency Denominated
     Amounts....................................        --       (45,476)      (2,358)          --
                                                   -------      --------      -------     --------
 Net Realized and Unrealized Gain (Loss)........       426        (7,222)      27,235      (13,560)
                                                   -------      --------      -------     --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...............................   $18,775      $ 14,800      $32,980     $ (2,491)
                                                   =======      ========      =======     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                     DFA          DFA         DFA            DFA
                                                  Five-Year   Intermediate Short-Term Intermediate-Term
                                                    Global     Government   Extended      Extended
                                                 Fixed Income Fixed Income  Quality        Quality
                                                  Portfolio    Portfolio   Portfolio      Portfolio
                                                 ------------ ------------ ---------- -----------------
Investment Income
 Interest.......................................   $ 54,759     $ 37,448    $12,519        $ 2,977
 Income from Securities Lending.................        277           --         66             20
                                                   --------     --------    -------        -------
     Total Investment Income....................     55,036       37,448     12,585          2,997
                                                   --------     --------    -------        -------
Expenses
 Investment Advisory Services Fees..............      5,562          979        944            174
 Accounting & Transfer Agent Fees...............        245          112         61             21
 Custodian Fees.................................        128           10         15              2
 Filing Fees....................................         76           26         26             10
 Shareholders' Reports..........................         65           29          7             --
 Directors'/Trustees' Fees & Expenses...........         28           12          4              1
 Professional Fees..............................         51           23          8              3
 Offering Costs.................................         --           --         --             23
 Other..........................................         24           12          4             --
                                                   --------     --------    -------        -------
     Total Expenses.............................      6,179        1,203      1,069            234
                                                   --------     --------    -------        -------
 Fees Waived, Expenses Reimbursed, and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).....................................         --           --        (39)           (45)
                                                   --------     --------    -------        -------
 Net Expenses...................................      6,179        1,203      1,030            189
                                                   --------     --------    -------        -------
 Net Investment Income (Loss)...................     48,857       36,245     11,555          2,808
                                                   --------     --------    -------        -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................
   Investment Securities Sold...................     46,180        3,551      1,513           (420)
   Foreign Currency Transactions................    (33,778)          --         --             --
 Change in Unrealized Appreciation
   (Depreciation) of:...........................
   Investment Securities and Foreign Currency...    (77,458)     (65,080)    (7,293)        (3,363)
   Translation of Foreign Currency Denominated
     Amounts....................................    (13,618)          --         --             --
                                                   --------     --------    -------        -------
 Net Realized and Unrealized Gain (Loss)........    (78,674)     (61,529)    (5,780)        (3,783)
                                                   --------     --------    -------        -------

Net Increase (Decrease) in Net Assets Resulting
  from Operations...............................   $(29,817)    $(25,284)   $ 5,775        $  (975)
                                                   ========     ========    =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     DFA        DFA          DFA
                                                                         DFA      Inflation- Short-Term   California
                                                                      Investment  Protected  Municipal    Short-Term
                                                                        Grade     Securities    Bond      Municipal
                                                                     Portfolio(a) Portfolio  Portfolio  Bond Portfolio
-                                                                    ------------ ---------- ---------- --------------
Investment Income
 Income Distributions Received from Affiliated Investment Companies.     $ 33            --        --           --
 Interest...........................................................       --      $ 29,676   $13,850      $ 2,984
                                                                         ----      --------   -------      -------
     Total Investment Income........................................       33        29,676    13,850        2,984
                                                                         ----      --------   -------      -------
Expenses
 Investment Advisory Services Fees..................................        6           734     1,469          300
 Accounting & Transfer Agent Fees...................................        2            86        87           26
 Custodian Fees.....................................................       --             6         7            2
 Filing Fees........................................................       --            37        36           11
 Shareholders' Reports..............................................       --            19        15            2
 Directors'/Trustees' Fees & Expenses...............................       --             8        10            2
 Audit Fees.........................................................        1             8        10            2
 Legal Fees.........................................................       --             6         9            2
 Other..............................................................       --             7        10            3
                                                                         ----      --------   -------      -------
     Total Expenses.................................................        9           911     1,653          350
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C)....................................       (8)           --        --           --
                                                                         ----      --------   -------      -------
 Net Expenses.......................................................        1           911     1,653          350
                                                                         ----      --------   -------      -------
 Net Investment Income (Loss).......................................       32        28,765    12,197        2,634
                                                                         ----      --------   -------      -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:.......................................
   Investment Securities Sold.......................................       (5)        8,210        --           (3)
 Change in Unrealized Appreciation (Depreciation) of:...............
   Investment Securities............................................      386       (14,845)   (7,785)      (2,262)
                                                                         ----      --------   -------      -------
 Net Realized and Unrealized Gain (Loss)............................      381        (6,635)   (7,785)      (2,265)
                                                                         ----      --------   -------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations          $413      $ 22,130   $ 4,412      $   369
                                                                         ====      ========   =======      =======

--------
(a) The Portfolio commenced operations on March 7, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                    DFA One-Year              DFA Two-Year           DFA Selectively          DFA Short-Term
                                    Fixed Income           Global Fixed Income     Hedged Global Fixed          Government
                                      Portfolio                 Portfolio            Income Portfolio           Portfolio
                              ------------------------  ------------------------  ---------------------  -----------------------
                               Six Months      Year      Six Months      Year      Six Months    Year     Six Months     Year
                                 Ended        Ended        Ended        Ended        Ended      Ended       Ended       Ended
                               April 30,     Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,   April 30,    Oct. 31,
                                  2011         2010         2011         2010         2011       2010        2011        2010
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
                               (Unaudited)               (Unaudited)               (Unaudited)            (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
 Net Investment Income
  (Loss)..................... $    18,349  $    34,055  $    22,022  $    46,752  $     5,745  $  7,593  $    11,069  $   24,035
 Net Realized Gain (Loss)
  on:........................
  Investment Securities
    Sold.....................       9,119       18,499        3,537       30,834           30     1,913       10,497      15,389
  Foreign Currency
    Transactions.............          --           --      (45,640)       2,932          263    (1,246)          --          --
 Change in Unrealized
  Appreciation
  (Depreciation) of:.........
  Investment Securities
    and Foreign Currency.....      (8,693)       8,099       80,357        6,866       29,300    11,073      (24,057)     15,281
  Translation of Foreign
    Currency Denominated
    Amounts..................          --           --      (45,476)     (12,401)      (2,358)   (1,030)          --          --
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
    Net Increase
     (Decrease) in Net
     Assets Resulting from
     Operations..............      18,775       60,653       14,800       74,983       32,980    18,303       (2,491)     54,705
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
Distributions From:..........
 Net Investment Income:......
  Institutional Class
    Shares...................     (17,458)     (34,538)      (7,202)     (81,926)      (5,861)       --      (11,200)    (24,304)
 Net Short-Term Gains:.......
  Institutional Class
    Shares...................     (14,455)          --      (22,407)          --       (1,758)       --       (3,210)     (7,724)
 Net Long-Term Gains:........
  Institutional Class
    Shares...................      (4,048)          --       (5,202)      (4,049)         (54)     (258)     (12,239)         --
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
    Total Distributions......
                                  (35,961)     (34,538)     (34,811)     (85,975)      (7,673)     (258)     (26,649)    (32,028)
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
Capital Share Transactions
 (1):........................
 Shares Issued...............   2,809,559    3,534,583    1,458,174    1,636,135      205,357   245,325      208,397     312,453
 Shares Issued in Lieu of
  Cash Distributions.........      34,525       32,812       33,333       83,234        7,153       257       24,735      29,944
 Shares Redeemed.............  (1,500,543)  (2,108,524)    (393,224)  (1,500,983)     (38,188)  (42,692)    (147,229)   (263,003)
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
    Net Increase
     (Decrease) from
     Capital Share
     Transactions............   1,343,541    1,458,871    1,098,283      218,386      174,322   202,890       85,903      79,394
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
    Total Increase
     (Decrease) in Net
     Assets..................   1,326,355    1,484,986    1,078,272      207,394      199,629   220,935       56,763     102,071
Net Assets
 Beginning of Period.........   5,754,601    4,269,615    4,053,423    3,846,029      524,375   303,440    1,110,308   1,008,237
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
 End of Period...............
                              $ 7,080,956  $ 5,754,601  $ 5,131,695  $ 4,053,423  $   724,004  $524,375  $ 1,167,071  $1,110,308
                              ===========  ===========  ===========  ===========  ===========  ========  ===========  ==========
(1) Shares Issued and
 Redeemed:
 Shares Issued...............     271,859      341,768      143,449      159,903       19,760    24,295       19,245      28,645
 Shares Issued in Lieu of
  Cash Distributions.........       3,346        3,173        3,291        8,173          703        26        2,298       2,753
 Shares Redeemed.............    (145,317)    (203,841)     (38,663)    (146,786)      (3,677)   (4,239)     (13,595)    (24,107)
                              -----------  -----------  -----------  -----------  -----------  --------  -----------  ----------
    Net Increase
     (Decrease) from
     Shares Issued and
     Redeemed................     129,888      141,100      108,077       21,290       16,786    20,082        7,948       7,291
                              ===========  ===========  ===========  ===========  ===========  ========  ===========  ==========
Undistributed Net
 Investment Income
 (Distributions in Excess
 of Net Investment Income)    $     3,737  $     2,846  $    21,211  $     6,391  $     6,076  $  6,192  $     3,629  $    3,760

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                                   DFA
                                    DFA Five-Year           DFA Intermediate         DFA Short-Term         Intermediate-Term
                                     Global Fixed           Government Fixed            Extended                Extended
                                   Income Portfolio         Income Portfolio        Quality Portfolio       Quality Portfolio
                               -----------------------  -----------------------  ----------------------  ----------------------
                                                                                                                        Period
                                Six Months     Year      Six Months     Year      Six Months     Year     Six Months   July 20,
                                  Ended       Ended        Ended       Ended        Ended       Ended       Ended     2010(a) to
                                April 30,    Oct. 31,    April 30,    Oct. 31,    April 30,    Oct. 31,   April 30,    Oct. 31,
                                   2011        2010         2011        2010         2011        2010        2011        2010
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------  ----------
                                (Unaudited)              (Unaudited)              (Unaudited)             (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:...................
 Net Investment Income
  (Loss)...................... $    48,857  $   96,206  $    36,245  $   66,170  $    11,555  $  16,926  $     2,808   $    638
 Net Realized Gain (Loss)
  on:.........................
  Investment Securities Sold..      46,180      98,201        3,551       6,089        1,513      1,510         (420)       (37)
  Foreign Currency
    Transactions..............     (33,778)     87,180           --          --           --         --           --         --
 Change in Unrealized
  Appreciation
  (Depreciation) of:..........
  Investment Securities and
    Foreign Currency..........     (77,458)      4,701      (65,080)     76,828       (7,293)    19,231       (3,363)       917
  Translation of Foreign
    Currency Denominated
    Amounts...................     (13,618)     (5,704)          --          --           --         --           --         --
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
    Net Increase (Decrease)
     in Net Assets
     Resulting from
     Operations...............     (29,817)    280,584      (25,284)    149,087        5,775     37,667         (975)     1,518
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
Distributions From:...........
  Net Investment Income:......
    Institutional Class
     Shares...................    (118,122)   (125,228)     (35,170)    (64,369)     (11,091)   (16,305)      (2,530)      (347)
  Net Short-Term Gains:.......
    Institutional Class
     Shares...................     (16,712)         --           --        (742)      (1,038)      (312)          --         --
  Net Long-Term Gains:........
    Institutional Class
     Shares...................     (72,164)         --       (6,089)     (5,565)        (519)        --           --         --
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
    Total Distributions.......
                                  (206,998)   (125,228)     (41,259)    (70,676)     (12,648)   (16,617)      (2,530)      (347)
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
Capital Share Transactions
 (1):.........................
 Shares Issued................     988,035   1,709,117      422,204     551,300      435,107    470,173      102,493    143,921
 Shares Issued in Lieu of
  Cash Distributions..........     192,490     116,129       39,247      66,333       12,357     16,320        2,507        345
 Shares Redeemed..............    (594,252)   (805,873)    (151,639)   (310,371)     (79,052)  (131,749)     (34,000)    (1,344)
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
    Net Increase (Decrease)
     from Capital Share
     Transactions.............     586,273   1,019,373      309,812     307,262      368,412    354,744       71,000    142,922
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
    Total Increase
     (Decrease) in Net
     Assets...................     349,458   1,174,729      243,269     385,673      361,539    375,794       67,495    144,093
Net Assets
 Beginning of Period..........   4,395,516   3,220,787    1,869,828   1,484,155      754,269    378,475      144,093         --
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
 End of Period................ $ 4,744,974  $4,395,516  $ 2,113,097  $1,869,828  $ 1,115,808  $ 754,269  $   211,588   $144,093
                               ===========  ==========  ===========  ==========  ===========  =========  ===========   ========
(1) Shares Issued and
 Redeemed:
 Shares Issued................      89,811     150,665       34,290      44,642       40,535     43,952       10,323     14,115
 Shares Issued in Lieu of
  Cash Distributions..........      17,643      10,302        3,203       5,368        1,153      1,528          255         33
 Shares Redeemed..............     (53,939)    (71,055)     (12,313)    (24,941)      (7,363)   (12,289)      (3,442)      (131)
                               -----------  ----------  -----------  ----------  -----------  ---------  -----------   --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.................      53,515      89,912       25,180      25,069       34,325     33,191        7,136     14,017
                               ===========  ==========  ===========  ==========  ===========  =========  ===========   ========
Undistributed Net
 Investment Income
 (Distributions in Excess
 of Net Investment Income)     $    44,360  $  113,625  $    12,552  $   11,477  $     2,149  $   1,685  $       586   $    308

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                DFA
                                                         DFA            Inflation-Protected         DFA Short-Term
                                                   Investment Grade         Securities              Municipal Bond
                                                      Portfolio              Portfolio                 Portfolio
                                                   ----------------   ----------------------    ----------------------
                                                        Period
                                                       March 7,       Six Months     Year       Six Months     Year
                                                      2011(a) to         Ended      Ended          Ended      Ended
                                                      April 30,        April 30,   Oct. 31,      April 30,   Oct. 31,
                                                         2011            2011        2010          2011        2010
                                                   ----------------   ----------- ----------    ----------- ----------
                                                     (Unaudited)      (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:.......................................
  Net Investment Income (Loss)....................     $    32        $   28,765  $   27,459    $   12,197  $   22,659
  Net Realized Gain (Loss) on:....................
   Investment Securities Sold.....................          (5)            8,210       8,016            --          --
  Change in Unrealized Appreciation
   (Depreciation) of:.............................
   Investment Securities..........................         386           (14,845)     88,766        (7,785)     12,084
                                                       -------        ----------  ----------    ----------  ----------

    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................         413            22,130     124,241         4,412      34,743
                                                       -------        ----------  ----------    ----------  ----------

Distributions From:...............................
  Net Investment Income:..........................
   Institutional Class Shares.....................          --           (16,552)    (28,880)      (12,088)    (22,443)
  Net Long-Term Gains.............................
   Institutional Class Shares.....................          --            (7,253)         --            --          --
                                                       -------        ----------  ----------    ----------  ----------

    Total Distributions...........................          --           (23,805)    (28,880)      (12,088)    (22,443)
                                                       -------        ----------  ----------    ----------  ----------

Capital Share Transactions (1):...................
  Shares Issued...................................      36,023           363,123     691,827       318,629     588,645
  Shares Issued in Lieu of Cash Distributions.....          --            22,680      27,654        11,658      21,725
  Shares Redeemed.................................      (1,113)         (139,694)   (192,173)     (213,076)   (376,003)
                                                       -------        ----------  ----------    ----------  ----------

    Net Increase (Decrease) from Capital Share
     Transactions.................................      34,910           246,109     527,308       117,211     234,367
                                                       -------        ----------  ----------    ----------  ----------

    Total Increase (Decrease) in Net Assets.......      35,323           244,434     622,669       109,535     246,667
Net Assets
  Beginning of Period.............................          --         1,396,779     774,110     1,414,926   1,168,259
                                                       -------        ----------  ----------    ----------  ----------
  End of Period...................................     $35,323        $1,641,213  $1,396,779    $1,524,461  $1,414,926
                                                       =======        ==========  ==========    ==========  ==========

(1) Shares Issued and Redeemed:
  Shares Issued...................................       3,581            31,714      61,852        31,084      57,039
  Shares Issued in Lieu of Cash Distributions.....          --             2,006       2,483         1,137       2,106
  Shares Redeemed.................................        (111)          (12,210)    (17,113)      (20,791)    (36,418)
                                                       -------        ----------  ----------    ----------  ----------

    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................       3,470            21,510      47,222        11,430      22,727
                                                       =======        ==========  ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                               $    32        $   17,153  $    4,940    $    2,132  $    2,023

                                                      DFA California
                                                        Short-Term
                                                      Municipal Bond
                                                         Portfolio
                                                   --------------------

                                                   Six Months    Year
                                                      Ended     Ended
                                                    April 30,  Oct. 31,
                                                      2011       2010
                                                   ----------- --------
                                                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:.......................................
  Net Investment Income (Loss)....................  $  2,634   $  4,871
  Net Realized Gain (Loss) on:....................
   Investment Securities Sold.....................        (3)        (1)
  Change in Unrealized Appreciation
   (Depreciation) of:.............................
   Investment Securities..........................    (2,262)     3,017
                                                    --------   --------

    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................       369      7,887
                                                    --------   --------

Distributions From:...............................
  Net Investment Income:..........................
   Institutional Class Shares.....................    (2,616)    (4,811)
  Net Long-Term Gains.............................
   Institutional Class Shares.....................        --         --
                                                    --------   --------

    Total Distributions...........................    (2,616)    (4,811)
                                                    --------   --------

Capital Share Transactions (1):...................
  Shares Issued...................................    66,957    152,410
  Shares Issued in Lieu of Cash Distributions.....     2,555      4,733
  Shares Redeemed.................................   (70,169)   (73,362)
                                                    --------   --------

    Net Increase (Decrease) from Capital Share
     Transactions.................................      (657)    83,781
                                                    --------   --------

    Total Increase (Decrease) in Net Assets.......    (2,904)    86,857
Net Assets
  Beginning of Period.............................   297,631    210,774
                                                    --------   --------
  End of Period...................................  $294,727   $297,631
                                                    ========   ========

(1) Shares Issued and Redeemed:
  Shares Issued...................................     6,512     14,724
  Shares Issued in Lieu of Cash Distributions.....       248        457
  Shares Redeemed.................................    (6,827)    (7,084)
                                                    --------   --------

    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................       (67)     8,097
                                                    ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                            $    432   $    414

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           DFA One-Year Fixed Income Portfolio
                        -----------------------------------------------------------------------------------------------------
                                                                        Period
                         Six Months        Year          Year          Dec. 1,            Year           Year           Year
                            Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                          April 30,      Oct. 31,      Oct. 31,        Oct. 31          Nov. 30,       Nov. 30,       Nov. 30,
                            2011           2010          2009            2008             2007           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period... $    10.38     $    10.33    $    10.17    $    10.21        $    10.20     $    10.14     $    10.20
                        ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations............
 Net Investment
   Income (Loss).......       0.03(A)        0.07(A)       0.13(A)       0.31(A)           0.51(A)        0.40(A)        0.28
 Net Gains (Losses)
   on
   Securities (Realized
   and Unrealized).....         --           0.05          0.25         (0.04)             0.01           0.06          (0.05)
                        ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.........       0.03           0.12          0.38          0.27              0.52           0.46           0.23
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions.....
 Net Investment
   Income..............      (0.03)         (0.07)        (0.22)        (0.31)            (0.51)         (0.40)         (0.29)
 Net Realized Gains....      (0.03)            --            --            --                --             --             --
                        ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions......      (0.06)         (0.07)        (0.22)        (0.31)            (0.51)         (0.40)         (0.29)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period......... $    10.35     $    10.38    $    10.33    $    10.17        $    10.21     $    10.20     $    10.14
=============================================================================================================================
Total Return...........       0.31%(C)       1.19%         3.80%         2.68%(C)          5.20%          4.58%          2.24%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).... $7,080,956     $5,754,601    $4,269,615    $3,194,420        $3,229,577     $2,418,551     $1,953,884
Ratio of Expenses
 to Average Net
 Assets................       0.17%(B)       0.17%         0.20%**       0.18%(B)(D)       0.18%(D)       0.18%(D)       0.19%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets................       0.62%(B)       0.67%         1.26%         3.30%(B)          4.96%          3.89%          2.78%
Portfolio Turnover
 Rate..................         42%(C)         66%            2%*         N/A               N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

                                                       DFA Two-Year Global Fixed Income Portfolio
                        -----------------------------------------------------------------------------------------------------
                                                                        Period
                         Six Months        Year          Year          Dec. 1,            Year           Year           Year
                            Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                          April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                            2011           2010          2009            2008             2007           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period... $    10.24     $    10.27    $    10.36    $    10.39        $    10.17     $     9.88     $     9.92
                        ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations............
 Net Investment
   Income (Loss).......       0.05(A)        0.12(A)       0.19(A)       0.39(A)           0.27(A)        0.07(A)        0.31
 Net Gains (Losses)
   on
   Securities (Realized
   and Unrealized).....      (0.01)          0.07          0.18         (0.09)             0.24           0.36          (0.14)
                        ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.........       0.04           0.19          0.37          0.30              0.51           0.43           0.17
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions.....
 Net Investment
   Income..............      (0.02)         (0.21)        (0.46)        (0.33)            (0.29)         (0.14)         (0.21)
 Net Realized Gains....      (0.07)         (0.01)           --            --                --             --             --
                        ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions......      (0.09)         (0.22)        (0.46)        (0.33)            (0.29)         (0.14)         (0.21)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period......... $    10.19     $    10.24    $    10.27    $    10.36        $    10.39     $    10.17     $     9.88
=============================================================================================================================
Total Return...........       0.37%(C)       1.83%         3.71%         2.93%(C)          5.06%          4.41%          1.77%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).... $5,131,695     $4,053,423    $3,846,029    $3,124,985        $3,097,898     $2,423,622     $1,992,869
Ratio of Expenses
 to Average Net
 Assets................       0.18%(B)       0.18%         0.20%**       0.18%(B)(D)       0.18%(D)       0.19%(D)       0.21%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets................       1.01%(B)       1.13%         1.89%         4.12%(B)          2.59%          0.72%          3.25%
Portfolio Turnover
 Rate..................         18%(C)        109%            1%*         N/A               N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------

*For the period October 24, 2009 through October 31, 2009. Effective
 October 24, 2009, the Portfolios directly invest in securities rather than through the Series.
**Represents the combined ratios for the respective portfolios and for the period November 1, 2008 through October 22, 2009, its respective pro-rata shares of its Master Fund Series.
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     DFA Selectively Hedged                          DFA Short-Term
                                                 Global Fixed Income Portfolio                    Government Portfolio
                                     -----------------------------------------------          --------------------------
                                                                               Period
                                     Six Months       Year        Year        Jan. 9,           Six Months        Year
                                        Ended        Ended       Ended       2008(a) to            Ended         Ended
                                      April 30,     Oct. 31,    Oct. 31,      Oct. 31,           April 30,      Oct. 31,
                                        2011          2010        2009          2008               2011           2010
----------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                                                (Unaudited)
Net Asset Value, Beginning of
 Period.............................  $  10.40     $  10.00    $   8.91     $  10.00          $    11.15      $    10.92
                                      --------     --------    --------     --------          ----------      ----------
Income From Investment
 Operations.........................
  Net Investment Income (Loss)......      0.10(A)      0.19(A)     0.26(A)      0.33(A)             0.11(A)         0.25(A)
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      0.41         0.22        0.83        (1.39)              (0.15)           0.32
                                      --------     --------    --------     --------          ----------      ----------
   Total From Investment
    Operations......................      0.51         0.41        1.09        (1.06)               0.04)           0.57
----------------------------------------------------------------------------------------------------------------------------
Less Distributions..................
  Net Investment Income.............     (0.11)          --          --           --               (0.11)          (0.26)
  Net Realized Gains................     (0.03)       (0.01)         --           --               (0.15)          (0.08)
  Return of Capital.................        --           --          --        (0.03)                 --              --
                                      --------     --------    --------     --------          ----------      ----------
   Total Distributions..............     (0.14)       (0.01)         --        (0.03)              (0.26)          (0.34)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  10.77     $  10.40    $  10.00     $   8.91          $    10.85      $    11.15
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return........................      5.02%(C)     4.08%      12.23%      (10.67)%(C)          (0.30)%(C)       5.32%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................  $724,004     $524,375    $303,440     $198,165          $1,167,071      $1,110,308
Ratio of Expenses to Average Net
 Assets.............................      0.19%(B)     0.20%       0.24%        0.24%(B)(E)         0.22%(B)        0.23%
Ratio of Net Investment Income to
 Average Net Assets.................      1.89%(B)     1.84%       2.81%        4.32%(B)(E)         1.98%(B)        2.29%
Portfolio Turnover Rate.............        13%(C)       78%         28%          21%(C)              29%(C)          64%
----------------------------------------------------------------------------------------------------------------------------

                                                   DFA Short-Term Government Portfolio
                                     ---------------------------------------------------------------
                                                       Period
                                         Year         Dec. 1,         Year         Year       Year
                                        Ended         2007 to        Ended        Ended      Ended
                                       Oct. 31,       Oct. 31,      Nov. 30,     Nov. 30,   Nov. 30,
                                         2009           2008          2007         2006       2005
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    10.44    $    10.44     $    10.43    $  10.41    $  10.64
                                     ----------    ----------     ----------    --------    --------
Income From Investment
 Operations.........................
  Net Investment Income (Loss)......       0.26(A)       0.26(A)        0.50(A)     0.46(A)     0.35
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.49          0.07           0.01       (0.02)      (0.24)
                                     ----------    ----------     ----------    --------    --------
   Total From Investment
    Operations......................       0.75          0.33           0.51        0.44        0.11
-----------------------------------------------------------------------------------------------------
Less Distributions..................
  Net Investment Income.............      (0.27)        (0.33)         (0.50)      (0.42)      (0.34)
  Net Realized Gains................         --            --             --          --          --
  Return of Capital.................         --            --             --          --          --
                                     ----------    ----------     ----------    --------    --------
   Total Distributions..............      (0.27)        (0.33)         (0.50)      (0.42)      (0.34)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    10.92    $    10.44     $    10.44    $  10.43    $  10.41
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return........................       7.27%         3.25%(C)       4.98%       4.36%       1.02%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $1,008,237    $1,115,037     $1,216,609    $932,121    $748,847
Ratio of Expenses to Average Net
 Assets.............................       0.25%         0.23%(B)       0.23%       0.23%       0.25%
Ratio of Net Investment Income to
 Average Net Assets.................       2.44%         2.77%(B)       4.81%       4.45%       3.47%
Portfolio Turnover Rate.............         72%           79%(C)          0%         86%         36%
-----------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA Five-Year Global Fixed Income Portfolio
                           -------------------------------------------------------------------------------------------------
                                                                           Period
                             Six Months        Year          Year         Dec. 1,         Year          Year          Year
                                Ended         Ended         Ended         2007 to        Ended         Ended         Ended
                              April 30,      Oct. 31,      Oct. 31,       Oct. 31,      Nov. 30,      Nov. 30,      Nov. 30,
                                2011           2010          2009           2008          2007          2006          2005
-------------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period...... $    11.70      $    11.27    $    10.68    $    10.84     $    10.53    $    10.48    $    10.50
                           ----------      ----------    ----------    ----------     ----------    ----------    ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss).................       0.12(A)         0.29(A)       0.27(A)       0.25(A)        0.32(A)       0.28(A)       0.34(A)
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.23)           0.54          0.55         (0.10)          0.20          0.12         (0.11)
                           ----------      ----------    ----------    ----------     ----------    ----------    ----------
   Total From Investment
    Operations............      (0.11)           0.83          0.82          0.15           0.52          0.40          0.23
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income....      (0.31)          (0.40)        (0.23)        (0.30)         (0.21)        (0.33)        (0.25)
 Net Realized Gains.......      (0.23)             --            --            --             --            --            --
 Return of Capital........         --              --            --         (0.01)            --         (0.02)           --
                           ----------      ----------    ----------    ----------     ----------    ----------    ----------
   Total Distributions....      (0.54)          (0.40)        (0.23)        (0.31)         (0.21)        (0.35)        (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    11.05      $    11.70    $    11.27    $    10.68     $    10.84    $    10.53    $    10.48
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return..............      (0.84)%(C)       7.51%         7.74%         1.40%(C)       5.00%         3.89%         2.15%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)        $4,744,974      $4,395,516    $3,220,787    $3,319,257     $3,484,919    $2,387,784    $1,699,793
Ratio of Expenses to
 Average Net Assets              0.28%(B)        0.28%         0.30%         0.28%(B)       0.28%         0.29%         0.33%
Ratio of Net Investment
 Income to Average Net
 Assets                          2.21%(B)        2.56%         2.48%         2.53%(B)       3.01%         2.72%         3.22%
Portfolio Turnover Rate...         31%(C)          73%           70%           55%(C)        108%           92%           69%
-------------------------------------------------------------------------------------------------------------------------------

                                                    DFA Intermediate Government Fixed Income Portfolio
                           -------------------------------------------------------------------------------------------------
                                                                           Period
                             Six Months        Year          Year         Dec. 1,         Year          Year          Year
                                Ended         Ended         Ended         2007 to        Ended         Ended         Ended
                              April 30,      Oct. 31,      Oct. 31,       Oct. 31,      Nov. 30,      Nov. 30,      Nov. 30,
                                2011           2010          2009           2008          2007          2006          2005
-------------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period...... $    12.84      $    12.31    $    11.66    $    11.86     $    11.48    $    11.45    $    11.79
                           ----------      ----------    ----------    ----------     ----------    ----------    ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss).................       0.23(A)         0.49(A)       0.51(A)       0.49(A)        0.54(A)       0.53(A)       0.52
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.43)           0.57          0.72         (0.17)          0.35          0.05         (0.29)
                           ----------      ----------    ----------    ----------     ----------    ----------    ----------
   Total From Investment
    Operations............      (0.20)           1.06          1.23          0.32           0.89          0.58          0.23
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income....      (0.23)          (0.48)        (0.52)        (0.52)         (0.51)        (0.49)        (0.53)
 Net Realized Gains.......      (0.04)          (0.05)        (0.06)           --             --         (0.06)        (0.04)
 Return of Capital........         --              --            --            --             --            --            --
                           ----------      ----------    ----------    ----------     ----------    ----------    ----------
   Total Distributions....      (0.27)          (0.53)        (0.58)        (0.52)         (0.51)        (0.55)        (0.57)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.37      $    12.84    $    12.31    $    11.66     $    11.86    $    11.48    $    11.45
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return..............      (1.53)%(C)       8.85%        10.71%         2.73%(C)       8.06%         5.31%         1.87%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)        $2,113,097      $1,869,828    $1,484,155    $1,248,514     $1,314,853    $  871,392    $  463,538
Ratio of Expenses to
 Average Net Assets              0.12%(B)        0.13%         0.15%         0.13%(B)       0.13%         0.14%         0.15%
Ratio of Net Investment
 Income to Average Net
 Assets                          3.73%(B)        3.91%         4.18%         4.44%(B)       4.72%         4.72%         4.61%
Portfolio Turnover Rate...          4%(C)           7%            8%           14%(C)          0%            3%           16%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         DFA Short-Term Extended                DFA Intermediate-Term Extended
                                                            Quality Portfolio                         Quality Portfolio
                                               -------------------------------------          ---------------------------
                                                Six Months      Year         Period            Six Months         Period
                                                   Ended       Ended    March 4, 2009(a)          Ended      July 20, 2010(a)
                                                 April 30,    Oct. 31,         to               April 30,           to
                                                   2011         2010     Oct. 31, 2009            2011        Oct. 31, 2010
--------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)                                    (Unaudited)
Net Asset Value, Beginning of Period.......... $    10.93     $  10.56      $  10.00           $  10.28          $  10.00
                                               ----------     --------      --------           --------          --------
Income From Investment Operations
 Net Investment Income (Loss)(A)..............       0.13         0.33          0.24               0.16              0.08
 Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.11)        0.37          0.50              (0.29)             0.24
                                               ----------     --------      --------           --------          --------
   Total From Investment Operations...........       0.02         0.70          0.74              (0.13)             0.32
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........................      (0.13)       (0.32)        (0.18)             (0.15)            (0.04)
 Net Realized Gains...........................      (0.02)       (0.01)           --                 --                --
                                               ----------     --------      --------           --------          --------
   Total Distributions........................      (0.15)       (0.33)        (0.18)             (0.15)            (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    10.80     $  10.93      $  10.56           $  10.00          $  10.28
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................       0.24%(C)     6.73%         7.49%(C)          (1.28)%(C)         3.15%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $1,115,808     $754,269      $378,475           $211,588          $144,093
Ratio of Expenses to Average Net Assets.......       0.22%(B)     0.22%         0.22%(B)(E)        0.22%(B)          0.22%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees)                                       0.23%(B)     0.24%         0.28%(B)(E)        0.27%(B)          0.35%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets......................................       2.47%(B)     3.04%         3.54%(B)(E)        3.25%(B)          2.77%(B)(E)
Portfolio Turnover Rate.......................          9%(C)       14%            2%(C)              8%(C)             1%(C)
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          DFA Investment
                         Grade Portfolio                           DFA Inflation-Protected Securities Portfolio
                         ----------------        -------------------------------------------------------------------------
                                                                                         Period                    Period
                              Period              Six Months       Year       Year      Dec. 1,       Year    Sept. 18, 2006(a)
                         March 7, 2011(a)            Ended        Ended      Ended      2007 to      Ended           to
                                to                 April 30,     Oct. 31,   Oct. 31,    Oct. 31,    Nov. 30,      Nov. 30,
                          April 30, 2011             2011          2010       2009        2008        2007          2006
---------------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)            (Unaudited)                                                    (Unaudited)
Net Asset Value,
 Beginning of Period....     $ 10.00             $    11.85     $    10.95  $   9.41  $  10.80      $  10.19       $ 10.00
                             -------             ----------     ----------  --------  --------      --------       -------
Income From
 Investment Operations..
 Net Investment
   Income (Loss) (A)....        0.02                   0.22           0.29      0.12      0.70          0.45          0.02
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized)..........        0.16                  (0.11)          0.92      1.53     (1.48)         0.50          0.17
                             -------             ----------     ----------  --------  --------      --------       -------
   Total From
    Investment
    Operations..........        0.18                   0.11           1.21      1.65     (0.78)         0.95          0.19
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions......
 Net Investment Income..          --                  (0.13)         (0.31)    (0.10)    (0.61)        (0.34)           --
 Net Realized Gains.....          --                  (0.06)            --     (0.01)       --            --            --
                             -------             ----------     ----------  --------  --------      --------       -------
   Total Distributions..          --                  (0.19)         (0.31)    (0.11)    (0.61)        (0.34)           --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Period..............     $ 10.18             $    11.77     $    11.85  $  10.95  $   9.41      $  10.80       $ 10.19
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return............        1.80%(C)               1.02%(C)      11.29%    17.70%    (7.90)%(C)     9.59%         1.90%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).....     $35,323             $1,641,213     $1,396,779  $774,110  $371,747      $240,403       $34,299
Ratio of Expenses to
 Average Net Assets.....        0.22%(B)(D)(E)         0.13%(B)       0.13%     0.16%     0.15%(B)      0.20%         0.20%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers
 and Assumption of
 Expenses and/or
 Recovery of
 Previously Waived
 Fees)..................        0.52%(B)(D)(E)         0.13%(B)       0.13%     0.16%     0.14%(B)      0.21%         0.60%(B)(E)
Ratio of Net
 Investment Income to
 Average Net Assets.....        1.11%(B)(E)            3.95%(B)       2.57%     1.20%     7.01%(B)      4.58%         0.94%(B)(E)
Portfolio Turnover
 Rate...................         N/A                      8%(C)         12%        6%        3%(C)         0%            0%(C)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               DFA Short-Term Municipal Bond Portfolio
                                      ----------------------------------------------------------------------------------------
                                                                                    Period
                                       Six Months                                  Dec. 1,       Year        Year       Year
                                          Ended       Year Ended    Year Ended     2007 to      Ended       Ended      Ended
                                        April 30,      Oct. 31,      Oct. 31,      Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                          2011           2010          2009          2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period ............................. $    10.34     $    10.24    $    10.02    $  10.05     $  10.02    $   9.99    $  10.09
                                      ----------     ----------    ----------    --------     --------    --------    --------
Income From Investment Operations....
 Net Investment Income (Loss)........       0.09(A)        0.18(A)       0.20(A)     0.19(A)      0.31(A)     0.28(A)     0.22
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).......................      (0.05)          0.10          0.23       (0.03)        0.02        0.02       (0.11)
                                      ----------     ----------    ----------    --------     --------    --------    --------
   Total From Investment Operations..       0.04           0.28          0.43        0.16         0.33        0.30        0.11
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.09)         (0.18)        (0.21)      (0.19)       (0.30)      (0.27)      (0.21)
 Net Realized Gains..................         --             --            --          --           --          --          --
                                      ----------     ----------    ----------    --------     --------    --------    --------
   Total Distributions...............      (0.09)         (0.18)        (0.21)      (0.19)       (0.30)      (0.27)      (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    10.29     $    10.34    $    10.24    $  10.02     $  10.05    $  10.02    $   9.99
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........................       0.35%(C)       2.73%         4.32%       1.63%(C)     3.38%       3.01%       1.11%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $1,524,461     $1,414,926    $1,168,259    $991,918     $948,426    $697,942    $511,543
Ratio of Expenses to Average Net
 Assets..............................       0.23%(B)       0.23%         0.25%       0.23%(B)     0.23%       0.26%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................       0.23%(B)       0.23%         0.25%       0.23%(B)     0.23%       0.24%       0.29%
Ratio of Net Investment Income to....
Average Net Assets...................       1.67%(B)       1.72%         1.99%       2.04%(B)     3.07%       2.77%       2.22%
Portfolio Turnover Rate..............          5%(C)          1%            0%          1%(C)        0%          0%          2%
-------------------------------------------------------------------------------------------------------------------------------

                                                                  DFA California Short-Term Municipal Bond Portfolio
                                                        ---------------------------------------------------------------
                                                                                                 Period
                                                        Six Months       Year        Year       Dec. 1,         Period
                                                           Ended        Ended       Ended       2007 to    April 2, 2007(a)
                                                         April 30,     Oct. 31,    Oct. 31,     Oct. 31,          to
                                                           2011          2010        2009         2008      Nov. 30, 2007
------------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period ..................  $  10.39     $  10.26    $  10.00    $  10.07         $  10.00
                                                         --------     --------    --------    --------         --------
Income From Investment Operations......................
 Net Investment Income (Loss)..........................      0.09(A)      0.19(A)     0.22(A)     0.21(A)          0.20(A)
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................     (0.08)        0.13        0.27       (0.06)            0.02
                                                         --------     --------    --------    --------         --------
   Total From Investment Operations....................      0.01         0.32        0.49        0.15             0.22
------------------------------------------------------------------------------------------------------------------------------
Less Distributions.....................................
 Net Investment Income.................................     (0.09)       (0.19)      (0.23)      (0.22)           (0.15)
 Net Realized Gains....................................        --           --          --          --               --
                                                         --------     --------    --------    --------         --------
   Total Distributions.................................     (0.09)       (0.19)      (0.23)      (0.22)           (0.15)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.........................  $  10.31     $  10.39    $  10.26    $  10.00         $  10.07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return...........................................      0.10%(C)     3.14%       4.91%       1.45%(C)         2.23%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................  $294,727     $297,631    $210,774    $180,915         $128,983
Ratio of Expenses to Average Net Assets................      0.23%(B)     0.24%       0.26%       0.27%(B)         0.30%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees)...............................      0.23%(B)     0.24%       0.26%       0.26%(B)         0.33%(B)(E)
Ratio of Net Investment Income to Average Net Assets...      1.77%(B)     1.83%       2.17%       2.27%(B)         3.22%(B)(E)
Portfolio Turnover Rate................................         7%(C)        4%          4%         17%(C)            7%(C)
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twelve (the "Portfolios") are included in this report and the remaining forty-eight are presented in separate reports.

   DFA Investment Grade Portfolio achieves its investment objective by primarily investing in other portfolios within IDG (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                                    DFA Investment Grade Portfolio (Percentage of
Master Funds                                                Ownership at April 30, 2011)
------------                                        ---------------------------------------------
DFA Intermediate-Term Extended Quality Portfolio...                       8%
DFA Intermediate Government Fixed Income Portfolio.                       1%
DFA Short-Term Extended Quality Portfolio..........                       --
DFA Short-Term Government Portfolio................                       --

 Amounts designated as -- are less than 1%

   Effective February 28, 2011, DFA Five-Year Government Portfolio changed its name to DFA Short-Term Government Portfolio.

   Prior to October 23, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invested substantially all of their assets in respective shares of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. At the close of business on October 23, 2009, the Portfolios received their pro-rata share of cash and securities from the respective Series in a complete liquidation of their interest in the Series. Effective October 24, 2009, the Portfolios invest directly in securities rather than through the Series and maintain the same investment objectives.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Investment Grade Portfolio are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio may enter into foreign currency contracts.

   DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and DFA Five-Year Global Fixed Income Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Prior to June 4, 2009 and October 16, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, respectively, recognized their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective investments in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series which were treated as partnerships in accordance with both U.S. federal income tax regulations and accounting principles generally accepted in the United States of America. Effective June 4, 2009 and October 16, 2009, The DFA One-Year Fixed Income Series' and The DFA Two-Year Global Fixed Income Series', respectively, partnership status ceased and each became a corporate master fund in a RIC/RIC master-feeder structure. The Portfolios became the feeders of these Funds. On October 23, 2009, both DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio liquidated their investment in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively. Effective October 24, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invest directly in securities rather than through the Series and maintain the same investment objective. See Federal Income Taxes note for more information regarding these transactions.

C. Investment Advisor and Administrator:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          DFA One-Year Fixed Income Portfolio.................. 0.05%
          DFA Two-Year Global Fixed Income Portfolio........... 0.05%
          DFA Selectively Hedged Global Fixed Income Portfolio. 0.15%
          DFA Short-Term Government Portfolio.................. 0.19%*

           DFA Five-Year Global Fixed Income Portfolio........ 0.25%
           DFA Intermediate Government Fixed Income Portfolio. 0.10%
           DFA Short-Term Extended Quality Portfolio.......... 0.20%
           DFA Intermediate-Term Extended Quality Portfolio... 0.20%
           DFA Investment Grade Portfolio..................... 0.20%
           DFA Inflation-Protected Securities Portfolio....... 0.10%
           DFA Short-Term Municipal Bond Portfolio............ 0.20%
           DFA California Short-Term Municipal Bond Portfolio. 0.20%

   *Effective February 28, 2011 the portfolio reduced its investment advisory fee from 0.20% to 0.17% of average daily net assets.

   For the six months ended April 30, 2011, administrative services fees for DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA One-Year Fixed Income Portfolio........ 0.10%
               DFA Two-Year Global Fixed Income Portfolio. 0.10%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                      Previously
                                                                      Recovery       Waived Fees/
                                                                   of Previously   Expenses Assumed
                                                          Expense   Waived Fees/   Subject to Future
Institutional Class Shares                                Limits  Expenses Assumed     Recovery
--------------------------                                ------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income Portfolio (1).  0.25%         --               --
DFA Short-Term Government Portfolio* (2).................  0.20%         --               --
DFA Short-Term Extended Quality Portfolio (1)............  0.22%         --              $220
DFA Intermediate-Term Extended Quality Portfolio (1).....  0.22%         --               76
DFA Investment Grade Portfolio (3).......................  0.22%         --               8
DFA Inflation-Protected Securities Portfolio (1).........  0.20%         --               --
DFA Short-Term Municipal Bond Portfolio (2)..............  0.30%         --               --
DFA California Short-Term Municipal Bond Portfolio (1)...  0.30%         --               --

   *The expense limit was effective February 28, 2011.

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that each Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           DFA One-Year Fixed Income Portfolio.................. $241
           DFA Two-Year Global Fixed Income Portfolio...........  218
           DFA Selectively Hedged Global Fixed Income Portfolio.   10
           DFA Short-Term Government Portfolio..................   38
           DFA Five-Year Global Fixed Income Portfolio..........  120
           DFA Intermediate Government Fixed Income Portfolio...   53
           DFA Short-Term Extended Quality Portfolio............   12
           DFA Intermediate-Term Extended Quality Portfolio.....    1
           DFA Investment Grade Portfolio.......................   --
           DFA Inflation-Protected Securities Portfolio.........   25
           DFA Short-Term Municipal Bond Portfolio..............   41
           DFA California Short-Term Municipal Bond Portfolio...    8

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. Government      Other Investment
                                                           Securities            Securities
                                                      --------------------- ---------------------
                                                      Purchases    Sales    Purchases    Sales
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $1,275,912 $1,002,084 $1,794,097 $1,135,707
DFA Two-Year Global Fixed Income Portfolio...........    873,246    414,095    931,567    383,828
DFA Selectively Hedged Global Fixed Income Portfolio.     36,320      2,039    205,732     74,792
DFA Short-Term Government Portfolio..................    397,114    318,728         --         --
DFA Five-Year Global Fixed Income Portfolio..........    237,537    225,035  1,561,432  1,153,801
DFA Intermediate Government Fixed Income Portfolio...    391,230     85,497         --         --
DFA Short-Term Extended Quality Portfolio............     14,020      7,544    429,102     73,290
DFA Intermediate-Term Extended Quality Portfolio.....      6,869      7,414     76,816      6,482
DFA Inflation-Protected Securities Portfolio.........    365,465    111,333         --         --
DFA Short-Term Municipal Bond Portfolio..............         --         --    189,156     67,110
DFA California Short-Term Municipal Bond Portfolio...         --         --     22,784     20,281

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010 primarily attributable to reclasses from capital gain to ordinary income, non-deductible offering costs and foreign bond bifurcation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................          --              --              --
DFA Two-Year Global Fixed Income Portfolio...........          --         $ 6,208        $ (6,208)
DFA Selectively Hedged Global Fixed Income Portfolio.          --          (1,139)          1,139
DFA Five-Year Global Fixed Income Portfolio..........          --          91,575         (91,575)
DFA Intermediate Government Fixed Income Portfolio...          --             (58)             58
DFA Short-Term Extended Quality Portfolio............        $(13)             13              --
DFA Intermediate-Term Extended Quality Portfolio.....         (17)             17              --

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

                                                      Net Investment
                                                          Income
                                                      and Short-Term   Long-Term
                                                      Capital Gains  Capital Gains  Total
                                                      -------------- ------------- --------
DFA One-Year Fixed Income Portfolio
2009.................................................     $ 72,237           --    $ 72,237
2010.................................................       34,538           --      34,538

DFA Two-Year Global Fixed Income Portfolio
2009.................................................      137,717           --     137,717
2010.................................................       81,926       $4,049      85,975

DFA Selectively Hedged Global Fixed Income Portfolio
2009.................................................           --           --          --
2010.................................................           --          258         258

DFA Short-Term Government Portfolio
2009.................................................       25,750           --      25,750
2010.................................................       32,028           --      32,028

DFA Five-Year Global Fixed Income Portfolio
2009.................................................       61,945           --      61,945
2010.................................................      125,228           --     125,228

DFA Intermediate Government Fixed Income Portfolio
2009.................................................       56,385        6,325      62,710
2010.................................................       65,111        5,565      70,676

DFA Short-Term Extended Quality Portfolio
2009.................................................        4,322           --       4,322
2010.................................................       16,617           --      16,617

DFA Intermediate-Term Extended Quality Portfolio
2010.................................................          347           --         347

DFA Inflation-Protected Securities Portfolio
2009.................................................        4,088          364       4,452
2010.................................................       28,880           --      28,880

DFA Short-Term Municipal Bond Portfolio
2009.................................................       20,942           --      20,942
2010.................................................       22,443           --      22,443

DFA California Short-Term Municipal Bond Portfolio
2009.................................................        4,256           --       4,256
2010.................................................        4,811           --       4,811

   DFA Intermediate-Term Extended Quality Portfolio commenced operations on July 20, 2010.

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                      Undistributed                               Total Net
                                                      Net Investment                            Distributable
                                                        Income and   Undistributed   Capital      Earnings
                                                        Short-Term     Long-Term       Loss     (Accumulated
                                                      Capital Gains  Capital Gains Carryforward    Losses)
                                                      -------------- ------------- ------------ -------------
DFA One-Year Fixed Income Portfolio..................    $ 16,963       $ 3,941           --      $ 20,904
DFA Two-Year Global Fixed Income Portfolio...........      22,321         5,084           --        27,405
DFA Selectively Hedged Global Fixed Income Portfolio.       6,889            41           --         6,930
DFA Short-Term Government Portfolio..................       6,923        12,165           --        19,088
DFA Five-Year Global Fixed Income Portfolio..........     118,085        72,053           --       190,138
DFA Intermediate Government Fixed Income Portfolio...      11,521         5,978           --        17,499
DFA Short-Term Extended Quality Portfolio............       2,661           518           --         3,179
DFA Intermediate-Term Extended Quality Portfolio.....         308            --         $(38)          270
DFA Inflation-Protected Securities Portfolio.........       4,959         7,242           --        12,201
DFA Short-Term Municipal Bond Portfolio..............       2,057            --          (17)        2,040
DFA California Short-Term Municipal Bond Portfolio...         421            --           (1)          420

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                          2012 2018 Total
                                                          ---- ---- -----
      DFA Intermediate-Term Extended Quality Portfolio...  --  $38   $38
      DFA Short-Term Municipal Bond Portfolio............ $17   --    17
      DFA California Short-Term Municipal Bond Portfolio.  --    1     1

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              DFA One-Year Fixed Income Portfolio.......... $  651
              DFA Five-Year Global Fixed Income Portfolio..  5,372
              DFA Inflation-Protected Securities Portfolio.    774

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                  Net
                                                                                               Unrealized
                                                       Federal    Unrealized    Unrealized    Appreciation
                                                       Tax Cost  Appreciation (Depreciation) (Depreciation)
                                                      ---------- ------------ -------------- --------------
DFA One-Year Fixed Income Portfolio.................. $7,366,161    $ 19,118      $  (813)       $ 18,305
DFA Two-Year Global Fixed Income Portfolio...........  6,040,951     129,061       (3,841)        125,220
DFA Selectively Hedged Global Fixed Income Portfolio     675,480      45,358       (1,042)         44,316
DFA Short-Term Government Portfolio..................  1,146,160      20,789       (1,268)         19,521
DFA Five-Year Global Fixed Income Portfolio..........  5,129,091     112,713       (2,898)        109,815
DFA Intermediate Government Fixed Income Portfolio     1,982,546     117,132       (2,344)        114,788
DFA Short-Term Extended Quality Portfolio............  1,240,677      23,340         (313)         23,027
DFA Intermediate-Term Extended Quality Portfolio         254,842       1,029       (3,549)         (2,520)

                                                                                                Net
                                                                                             Unrealized
                                                     Federal    Unrealized    Unrealized    Appreciation
                                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                                    ---------- ------------ -------------- --------------

DFA Investment Grade Portfolio.....................     35,942        386          (5)             381
DFA Inflation-Protected Securities Portfolio.......  1,527,751    104,283        (112)         104,171
DFA Short-Term Municipal Bond Portfolio............ $1,482,477   $ 23,030       $(860)        $ 22,170
DFA California Short-Term Municipal Bond Portfolio     285,985      4,613        (299)           4,314

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master-feeder structure with RIC feeders, underlying fund of fund investors (Two-Year Global Fixed Income Series) and other direct client investor(s), have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the Master Funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the Master Fund. Since each Master Fund has a shareholder owning 80% or more of the fund's shares and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

   For federal income tax purposes, pursuant to IRC (S)332(a), DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, having a more than 80% investment in its respective master fund, will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the Master Fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and
(S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the Master Fund. However, any security distributed in satisfaction of the Master Fund's final dividend would have a basis equal to its fair market value and would be deemed acquired on the liquidation date.

   For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2011, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Two-Year Global Fixed Income Portfolio*

                                                                   Unrealized Foreign
Settlement  Currency                      Contract     Value at         Exchange
  Date       Amount     Currency Sold      Amount   April 30, 2011    Gain (Loss)
----------  --------  ------------------ ---------  -------------- ------------------
05/03/11...  150,295  Canadian Dollar    $ 158,235    $ 158,834         $   599
05/03/11... (150,295) Canadian Dollars    (153,706)    (158,834)         (5,128)
05/04/11...  150,376  Canadian Dollars     157,639      158,916           1,277
05/04/11... (150,376) Canadian Dollars    (154,755)    (158,916)         (4,161)
05/12/11... (158,313) Canadian Dollars    (165,397)    (167,273)         (1,876)
05/16/11... (147,261) Canadian Dollars    (153,234)    (155,582)         (2,348)
05/19/11... (127,333) Canadian Dollars    (131,862)    (134,518)         (2,656)
05/19/11...  (7,218)  Canadian Dollars      (7,588)      (7,625)            (37)
05/19/11...  (1,385)  Canadian Dollars      (1,451)      (1,463)            (12)
05/19/11...  (6,831)  Canadian Dollars      (7,134)      (7,216)            (82)
06/01/11... (150,672) Canadian Dollars    (157,849)    (159,124)         (1,275)
06/01/11... (149,024) Canadian Dollars    (156,790)    (157,383)           (593)
05/03/11...  87,416   UK Pound Sterling    143,940      146,007           2,067
05/03/11... (87,416)  UK Pound Sterling   (139,616)    (146,007)         (6,391)
05/04/11...   5,134   UK Pound Sterling      8,389        8,575             186
05/04/11...  86,064   UK Pound Sterling    142,228      143,747           1,519
05/04/11... (91,198)  UK Pound Sterling   (146,297)    (152,322)         (6,025)

                                                                    Unrealized
                                                                      Foreign
Settlement Currency                       Contract      Value at     Exchange
   Date     Amount     Currency Sold       Amount    April 30, 2011 Gain (Loss)
---------- --------  ------------------ -----------  -------------- -----------
 05/12/11.    5,717  UK Pound Sterling        9,313         9,548         235
 05/12/11.  (87,614) UK Pound Sterling     (143,476)     (146,319)     (2,843)
 05/16/11.  (35,122) UK Pound Sterling  $   (57,297)  $   (58,652)   $ (1,355)
 05/27/11.    5,143  UK Pound Sterling        8,469         8,587         118
 05/27/11.  (87,599) UK Pound Sterling     (144,196)     (146,264)     (2,068)
 06/01/11.  (85,885) UK Pound Sterling     (141,883)     (143,394)     (1,511)
 05/03/11.  104,250  Euro                   154,516       154,392        (124)
 05/03/11.     (144) Euro                      (205)         (213)         (8)
 05/03/11. (104,106) Euro                  (146,382)     (154,178)     (7,796)
 05/04/11.  107,038  Euro                   156,882       158,518       1,636
 05/04/11. (107,038) Euro                  (151,729)     (158,518)     (6,789)
 05/12/11. (134,934) Euro                  (194,535)     (199,783)     (5,248)
 06/01/11. (107,171) Euro                  (156,956)     (158,588)     (1,632)
 06/02/11. (104,428) Euro                  (154,651)     (154,524)        127
                                        -----------   -----------    --------
                                        $(1,727,378)  $(1,779,572)   $(52,194)
                                        ===========   ===========    ========

DFA Selectively Hedged Global Fixed Income Portfolio*
                                                                    Unrealized
                                                                      Foreign
Settlement Currency                       Contract      Value at     Exchange
   Date     Amount     Currency Sold       Amount    April 30, 2011 Gain (Loss)
---------- --------  ------------------ -----------  -------------- -----------
 05/04/11.   33,298  Canadian Dollar    $    34,913   $    35,189    $    276
 05/04/11.   (2,630) Canadian Dollars        (2,767)       (2,780)        (13)
 05/04/11.   (4,659) Canadian Dollars        (4,857)       (4,924)        (67)
 05/04/11.   (3,040) Canadian Dollars        (3,155)       (3,212)        (57)
 05/04/11.  (22,969) Canadian Dollars       (23,667)      (24,273)       (606)
 05/04/11.  (33,081) Canadian Dollars       (34,663)      (34,937)       (274)
 05/04/11.   41,733  UK Pound Sterling       68,950        69,704         754
 05/04/11.  (41,733) UK Pound Sterling      (66,983)      (69,704)     (2,721)
 06/01/11.  (41,838) UK Pound Sterling      (69,099)      (69,852)       (753)
                                        -----------   -----------    --------
                                        $  (101,328)  $  (104,789)   $ (3,461)
                                        ===========   ===========    ========

DFA Five-Year Global Fixed Income Portfolio*
                                                                    Unrealized
                                                                      Foreign
Settlement Currency                       Contract      Value at     Exchange
   Date     Amount     Currency Sold       Amount    April 30, 2011 Gain (Loss)
---------- --------  ------------------ -----------  -------------- -----------
 05/05/11.   82,503  UK Pound Sterling  $   137,591   $   137,798    $    207
 05/05/11.  (82,503) UK Pound Sterling     (132,002)     (137,798)     (5,796)
 05/09/11.  (81,794) UK Pound Sterling     (131,860)     (136,606)     (4,746)
 05/11/11.  (79,433) UK Pound Sterling     (129,493)     (132,659)     (3,166)
 05/11/11.  (11,577) UK Pound Sterling      (18,924)      (19,335)       (411)

                                                                        Unrealized
                                                                          Foreign
                Currency                      Contract      Value at     Exchange
Settlement Date  Amount    Currency Sold       Amount    April 30, 2011 Gain (Loss)
--------------- -------- ------------------ -----------  -------------- -----------
   05/13/11.... (83,088) UK Pound Sterling  $  (136,057)  $  (138,759)   $ (2,702)
   05/18/11.... (83,086) UK Pound Sterling     (135,619)     (138,747)     (3,128)
   05/20/11.... (81,950) UK Pound Sterling     (133,660)     (136,845)     (3,185)
   05/25/11.... (94,926) UK Pound Sterling     (157,168)     (158,501)     (1,333)
   05/26/11.... (81,942) UK Pound Sterling     (135,679)     (136,821)     (1,142)
   06/02/11.... (82,607) UK Pound Sterling     (137,715)     (137,919)       (204)
                                            -----------   -----------    --------
                                            $(1,110,586)  $(1,136,192)   $(25,606)
                                            ===========   ===========    ========

*During the six months ended April 30, 2011, the following Portfolios' average costs of forward currency contracts were (in thousands):

       DFA Two-Year Global Fixed Income Portfolio........... $(1,536,995)
       DFA Selectively Hedged Global Fixed Income Portfolio.     (96,408)
       DFA Five-Year Global Fixed Income Portfolio..........  (1,018,847)

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Portfolios had no outstanding futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                             Location on the Statements of Assets and Liabilities
                            -------------------------------------------------------
     Derivative Type            Asset Derivatives         Liability Derivatives
--------------------------- --------------------------- ---------------------------
Foreign exchange contracts. Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                        Asset Derivatives Value
                                                      ---------------------------

                                                                Foreign
                                                               Exchange
                                                               Contracts
                                                      ---------------------------
DFA Two-Year Global Fixed Income Portfolio...........             $ 7,764
DFA Selectively Hedged Global Fixed Income Portfolio.               1,030
DFA Five-Year Global Fixed Income Portfolio..........                 207

                                                      Liability Derivatives Value
                                                      ---------------------------

                                                                Foreign
                                                               Exchange
                                                               Contracts
                                                      ---------------------------
DFA Two-Year Global Fixed Income Portfolio...........             $59,958
DFA Selectively Hedged Global Fixed Income Portfolio.               4,491
DFA Five-Year Global Fixed Income Portfolio..........              25,813

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2011 (amounts in thousands):

     Derivative Type                  Location of Gain (Loss) on Derivatives Recognized in Income
--------------------------- --------------------------------------------------------------------------------
Foreign exchange contracts. Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized
                            Appreciation (Depreciation) of: Translation of Foreign Currency Denominated
                            Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2011 (amounts in thousands):

                                                            Realized Gain (Loss)
                                                               on Derivatives
                                                            Recognized in Income
                                                      --------------------------------

                                                                  Foreign
                                                                  Exchange
                                                                 Contracts
                                                      --------------------------------
DFA Two-Year Global Fixed Income Portfolio...........               $(56,608)
DFA Selectively Hedged Global Fixed Income Portfolio.                 (2,693)
DFA Five-Year Global Fixed Income Portfolio..........                (32,493)

                                                            Change in Unrealized
                                                       Appreciation (Depreciation) on
                                                      Derivatives Recognized in Income
                                                      --------------------------------

                                                                  Foreign
                                                                  Exchange
                                                                 Contracts
                                                      --------------------------------
DFA Two-Year Global Fixed Income Portfolio...........               $(45,605)
DFA Selectively Hedged Global Fixed Income Portfolio.                 (2,413)
DFA Five-Year Global Fixed Income Portfolio..........                (13,585)

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                  Approximate
                                                                                                   Percentage
                                                                                     Number of   of Outstanding
                                                                                    Shareholders     Shares
                                                                                    ------------ --------------
DFA One-Year Fixed Income Portfolio -- Institutional Class Shares..................      3             74%
DFA Two-Year Global Fixed Income Portfolio -- Institutional Class Shares...........      2             68%
DFA Selectively Hedged Global Fixed Income Portfolio -- Institutional Class Shares       3             75%
DFA Short-Term Government Portfolio -- Institutional Class Shares..................      3             77%
DFA Five-Year Global Fixed Income Portfolio -- Institutional Class Shares..........      3             76%
DFA Intermediate Government Fixed Income Portfolio -- Institutional Class Shares         2             77%
DFA Short-Term Extended Quality Portfolio -- Institutional Class Shares............      4             84%
DFA Intermediate-Term Extended Quality Portfolio -- Institutional Class Shares           3             76%
DFA Investment Grade Portfolio -- Institutional Class Shares.......................      3             96%
DFA Inflation-Protected Securities Portfolio -- Institutional Class Shares.........      3             82%
DFA Short-Term Municipal Bond Portfolio -- Institutional Class Shares..............      3             84%

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
                                                                                  ------------ --------------
DFA California Short-Term Municipal Bond Portfolio -- Institutional Class Shares       3             94%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFAAustralia Limited serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                             LOGO.. DFA043011-024S

 LOGO

SEMI-ANNUAL REPORT
six months ended: April 30, 2011 (Unaudited)

Dimensional Investment Group Inc.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.

LWAS/DFA International High Book to Market Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                                               Page
                                                                                             ------
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................    1
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..............................................................    2
   Disclosure of Portfolio Holdings.........................................................    3
   Schedules of Investments.................................................................
     LWAS/DFA U.S. High Book to Market Portfolio............................................    4
     LWAS/DFA Two-Year Fixed Income Portfolio...............................................    5
     LWAS/DFA Two-Year Government Portfolio.................................................    7
   Statements of Assets and Liabilities.....................................................    8
   Statements of Operations.................................................................   10
   Statements of Changes in Net Assets......................................................   11
   Financial Highlights.....................................................................   12
   Notes to Financial Statements............................................................   14
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Disclosure of Fund Expenses..............................................................   21
   Disclosure of Portfolio Holdings.........................................................   22
   Schedule of Investments..................................................................   23
   Statement of Assets and Liabilities......................................................   24
   Statement of Operations..................................................................   25
   Statements of Changes in Net Assets......................................................   26
   Financial Highlights.....................................................................   27
   Notes to Financial Statements............................................................   28
The DFA Investment Trust Company
   Disclosure of Fund Expenses..............................................................   33
   Disclosure of Portfolio Holdings.........................................................   34
   Schedules of Investments/Summary Schedules of Portfolio Holdings.........................
     The U.S. Large Cap Value Series........................................................   35
     The DFA International Value Series.....................................................   38
   Statements of Assets and Liabilities.....................................................   42
   Statements of Operations.................................................................   43
   Statements of Changes in Net Assets......................................................   44
   Financial Highlights.....................................................................   45
   Notes to Financial Statements............................................................   46
Voting Proxies on Fund Portfolio Securities.................................................   54
Board Approval of Investment Advisory Agreements............................................   55

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
  ADR    American Depositary Receipt
  FNMA   Federal National Mortgage Association
  P.L.C. Public Limited Company

Investment Footnotes
  +      See Note B to Financial Statements.
  ++     Securities have generally been fair valued. See Note B to Financial Statements.
  **     Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *      Non-Income Producing Securities.
  #      Total or Partial Securities on Loan.
  @      Security purchased with cash proceeds from Securities on Loan.
  (r)    The adjustable rate shown is effective as of April 30, 2011.
  (S)    Affiliated Fund.
  ##     Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Series as a part of this facility.

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized
  (D)    Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements
  --     Amounts designated as -- are either zero or rounded to zero.
  REIT   Real Estate Investment Trust
  RIC    Registered Investment Company
  SEC    Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2011
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------

LWAS/DFA U.S. High Book to Market Portfolio**
Actual Fund Return............................ $1,000.00 $1,218.86    0.34%    $1.87
Hypothetical 5% Annual Return................. $1,000.00 $1,023.11    0.34%    $1.71

LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return............................ $1,000.00 $1,001.92    0.31%    $1.54
Hypothetical 5% Annual Return................. $1,000.00 $1,023.26    0.31%    $1.56

LWAS/DFA Two-Year Government Portfolio
Actual Fund Return............................ $1,000.00 $1,001.56    0.29%    $1.44
Hypothetical 5% Annual Return................. $1,000.00 $1,023.36    0.29%    $1.45

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                         Affiliated
                                                         Investment
                                                          Company
                                                         ----------
            LWAS/DFA U.S. High Book to Market Portfolio.   100.0%

FIXED INCOME PORTFOLIOS

LWAS/DFA Two-Year Fixed Income Portfolio                       LWAS/DFA Two-Year Government Portfolio
Corporate..................   9.5%                             Government........... 100.0%
                                                                                          -------
Government.................  74.4%                             Total................ 100.0%
Foreign Corporate..........   6.2%
Foreign Government.........   7.8%
Supranational..............   2.1%
                               ------
Total...................... 100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                -----

      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company                      $78,640,988
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $51,376,914)................................ $78,640,988
                                                              ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
           AGENCY OBLIGATIONS -- (74.1%)
           Federal Farm Credit Bank
              0.850%, 04/15/13..................... $1,200 $1,204,476
           Federal Home Loan Bank
              1.875%, 06/20/12.....................    400    406,792
              0.875%, 08/22/12.....................  6,800  6,838,984
              1.750%, 08/22/12.....................  6,100  6,204,377
              4.625%, 10/10/12.....................  1,200  1,272,266
              1.000%, 03/27/13.....................  3,200  3,221,754
           Federal Home Loan Mortgage
             Corporation
              1.125%, 07/27/12.....................    600    604,997
              5.500%, 08/20/12.....................  1,650  1,758,273
              0.375%, 11/30/12.....................    300    299,266
              4.125%, 12/21/12.....................  2,000  2,115,260
              1.375%, 01/09/13.....................  1,000  1,013,519
              4.500%, 01/15/13.....................    500    533,214
              0.750%, 03/28/13.....................  2,300  2,304,752
              1.625%, 04/15/13.....................  7,100  7,233,068
           Federal National Mortgage Association
              1.125%, 07/30/12.....................  6,000  6,053,082
              4.375%, 09/15/12.....................  2,800  2,949,551
              3.625%, 02/12/13.....................  1,500  1,578,200
              1.750%, 02/22/13..................... 12,050 12,287,710
              0.750%, 02/26/13.....................  7,400  7,418,308
              4.375%, 03/15/13.....................  1,250  1,336,648
              3.250%, 04/09/13.....................  2,700  2,838,488
                                                           ----------

           TOTAL AGENCY OBLIGATIONS................        69,472,985
                                                           ----------
           BONDS -- (25.5%)
           BNP Paribas SA
              2.125%, 12/21/12.....................  2,100  2,134,222
           Citigroup Funding, Inc.
              1.875%, 11/15/12.....................    400    408,376
           General Electric Capital Corp.
              3.500%, 08/13/12.....................  2,000  2,063,688
           International Bank for Reconstruction &
             Development
              0.800%, 07/13/12.....................  2,000  2,005,844
           Japan Finance Corp.
              1.500%, 07/06/12.....................    700    703,305
              2.125%, 11/05/12.....................  1,600  1,630,666
           JPMorgan Chase & Co.
              2.125%, 06/22/12.....................  2,200  2,240,773
           Kreditanstalt fuer Wiederaufbau
              1.250%, 06/15/12.....................  1,800  1,817,730

                                                 Face
                                                Amount       Value+
                                                ------       ------
                                                (000)
             Landwirtschaftliche Rentenbank AG
                3.250%, 03/15/13...............  $1,000  $1,046,124
             Manitoba, Province of Canada
                2.125%, 04/22/13...............   1,000   1,025,743
             Morgan Stanley
                1.950%, 06/20/12...............   1,400   1,423,955
             Ontario, Province of Canada
                1.875%, 11/19/12...............   1,000   1,019,955
             Royal Bank of Canada
                2.250%, 03/15/13...............   1,500   1,544,474
             Toyota Motor Credit Corp.
                1.900%, 12/05/12...............     500     507,841
             Wells Fargo & Co.
                5.250%, 10/23/12...............   1,150   1,222,162
                4.375%, 01/31/13...............     900     950,151
             Westpac Banking Corp. NL
                2.250%, 11/19/12...............   2,100   2,140,282
                                                        -----------
             TOTAL BONDS.......................          23,885,291
                                                        -----------
                                                Shares
                                                ------
             TEMPORARY CASH INVESTMENTS -- (0.4%)
                BlackRock Liquidity Funds
                  Tempcash Portfolio -
                  Institutional Shares......... 412,850     412,850
                                                        -----------
             TOTAL INVESTMENTS -- (100.0%)
               (Cost $93,510,196)..............         $93,771,126
                                                        ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                           ---------------------------------------

                                           Investment in Securities (Market Value)
                                           ---------------------------------------
                                  Level 1    Level 2      Level 3       Total
                                  --------  -----------   -------     -----------
      Agency Obligations.........       -- $69,472,985      --       $69,472,985
      Bonds......................       --  23,885,291      --        23,885,291
      Temporary Cash Investments. $412,850          --      --           412,850
                                  --------  -----------     --        -----------
      TOTAL......................  412,850 $93,358,276      --       $93,771,126
                                  ========  ===========     ==        ===========


                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                                           Face
                                                                                                          Amount        Value+
                                                                                                          -------       ------
                                                                                                          (000)
AGENCY OBLIGATIONS -- (99.4%)............................................................................
Federal Farm Credit Bank.................................................................................
 0.400%, 11/02/12........................................................................................ $ 6,300 $  6,290,147
 1.750%, 02/21/13........................................................................................  14,000   14,260,778
Federal Home Loan Bank...................................................................................
 4.500%, 11/15/12........................................................................................  17,100   18,119,023
 1.746%, 11/30/12........................................................................................   1,700    1,732,412
 1.750%, 12/14/12........................................................................................  32,400   33,001,733
 1.500%, 01/16/13........................................................................................  26,900   27,312,619
 3.375%, 02/27/13........................................................................................  32,100   33,701,116
 1.625%, 03/20/13........................................................................................  34,500   35,139,492
 1.000%, 03/27/13........................................................................................  18,700   18,827,123
                                                                                                                  ------------

TOTAL AGENCY OBLIGATIONS.................................................................................          188,384,443
                                                                                                                  ------------

TEMPORARY CASH INVESTMENTS -- (0.6%).....................................................................
 Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $1,160,000 FNMA
   2.24%, 07/06/15, valued at $1,189,000) to be repurchased at $1,171,019................................   1,171    1,171,000
                                                                                                                  ------------

TOTAL INVESTMENTS -- (100.0%) (Cost $189,173,440)........................................................         $189,555,443
                                                                                                                  ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                                                                  Valuation Inputs
                                                                                      -----------------------------------------

                                                                                       Investment in Securities (Market Value)
                                                                                      -----------------------------------------
                                                                                      Level 1   Level 2    Level 3    Total
                                                                                      ------- ------------ ------- ------------
Agency Obligations...................................................................   --    $188,384,443   --    $188,384,443
Temporary Cash Investments...........................................................   --       1,171,000   --       1,171,000
                                                                                        --    ------------   --    ------------

TOTAL................................................................................   --    $189,555,443   --    $189,555,443
                                                                                        ==    ============   ==    ============


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (Affiliated Investment Company) at Value............................................. $     78,641
Prepaid Expenses and Other Assets......................................................           12
                                                                                        ------------
   Total Assets........................................................................       78,653
                                                                                        ------------
LIABILITIES:
Payables:
   Due to Advisor......................................................................            1
Accrued Expenses and Other Liabilities.................................................           18
                                                                                        ------------
   Total Liabilities...................................................................           19
                                                                                        ------------
NET ASSETS............................................................................. $     78,634
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    5,643,279
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      13.93
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     51,377
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     59,653
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          118
Accumulated Net Realized Gain (Loss)...................................................       (8,401)
Net Unrealized Appreciation (Depreciation).............................................       27,264
                                                                                        ------------
NET ASSETS                                                                              $     78,634
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value................................................................... $     93,358 $    188,384
Temporary Cash Investments at Value & Cost.............................................          413        1,171
Cash...................................................................................           --            1
Receivables:
 Interest..............................................................................          365        1,035
 Fund Shares Sold......................................................................           --           62
Prepaid Expenses and Other Assets......................................................           12           19
                                                                                        ------------ ------------
   Total Assets........................................................................       94,148      190,672
                                                                                        ------------ ------------
LIABILITIES:
Payables:
 Fund Shares Redeemed..................................................................           --          132
 Due to Advisor........................................................................           11           24
Accrued Expenses and Other Liabilities.................................................           18           31
                                                                                        ------------ ------------
   Total Liabilities...................................................................           29          187
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,119 $    190,485
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,342,973   19,147,346
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.07 $       9.95
                                                                                        ============ ============
Investments at Cost.................................................................... $     93,097 $    188,002
                                                                                        ------------ ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     93,400 $    189,494
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)            77          111
Accumulated Net Realized Gain (Loss)...................................................          381          498
Net Unrealized Appreciation (Depreciation).............................................          261          382
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,119 $    190,485
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                   LWAS/DFA        LWAS/DFA       LWAS/DFA
                                                                  U.S. High        Two-Year       Two-Year
                                                                 Book to Market   Fixed Income   Government
                                                                  Portfolio*      Portfolio      Portfolio
                                                                 ------------     ----------     ----------
Investment Income
 Dividends......................................................     $   625             --             --
 Interest.......................................................          --          $ 400          $ 603
 Income from Securities Lending.................................          23             --             --
 Expenses Allocated from Affiliated Investment Company..........         (42)            --             --
                                                                     -------          -----          -----
   Total Investment Income......................................         606            400            603
                                                                     -------          -----          -----
Expenses
 Investment Advisory Services Fees..............................          --             67            137
 Administrative Services Fees...................................           4             --             --
 Accounting & Transfer Agent Fees...............................           7             15             20
 Shareholder Servicing Fees.....................................          55             36             73
 Filing Fees....................................................           8              9             13
 Shareholders' Reports..........................................           5              5              9
 Directors'/Trustees' Fees & Expenses...........................          --             --              1
 Custodian Fees.................................................          --              1              2
 Professional Fees..............................................           1              1              2
 Other..........................................................           1              2              2
                                                                     -------          -----          -----
     Total Expenses.............................................          81            136            259
                                                                     -------          -----          -----
 Net Investment Income (Loss)...................................         525            264            344
                                                                     -------          -----          -----
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................       2,368            384            522
   Futures......................................................         (98)            --             --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities........................................      11,686           (412)          (581)
                                                                     -------          -----          -----
 Net Realized and Unrealized Gain (Loss)........................      13,956            (28)           (59)
                                                                     -------          -----          -----
Net Increase (Decrease) in Net Assets Resulting from Operations.     $14,481          $ 236          $ 285
                                                                     =======          =====          =====

--------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                      LWAS/DFA             LWAS/DFA
                                                                                     U.S. High             Two-Year
                                                                                   Book to Market        Fixed Income
                                                                                     Portfolio            Portfolio
                                                                                -------------------  -------------------
                                                                                             Year                 Year
                                                                                Six Months   Ended   Six Months   Ended
                                                                                   Ended     Oct.       Ended     Oct.
                                                                                 April 30,    31,     April 30,    31,
                                                                                   2011      2010       2011      2010
                                                                                ----------- -------  ----------- -------
                                                                                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................................   $   525   $ 1,200    $   264   $   674
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................     2,368     5,618        384       751
   Futures.....................................................................       (98)       --         --        --
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities........................................................    11,686     5,142       (412)      128
   Net Increase (Decrease) in Net Assets Resulting from Operations.............    14,481    11,960        236     1,553
                                                                                  -------   -------    -------   -------
Distributions From:
  Net Investment Income........................................................      (575)   (1,187)      (282)     (714)
  Net Short-Term Gains.........................................................        --        --       (353)       --
  Net Long-Term Gains..........................................................        --        --        (81)       --
                                                                                  -------   -------    -------   -------
   Total Distributions.........................................................      (575)   (1,187)      (716)     (714)
                                                                                  -------   -------    -------   -------
Capital Share Transactions (1):................................................
  Shares Issued................................................................     3,792     4,217     15,490    20,893
  Shares Issued in Lieu of Cash Distributions..................................       500     1,036        576       581
  Shares Redeemed..............................................................    (6,878)  (14,639)   (10,731)  (10,447)
                                                                                  -------   -------    -------   -------
   Net Increase (Decrease) from Capital Share Transactions.....................    (2,586)   (9,386)     5,335    11,027
                                                                                  -------   -------    -------   -------
   Total Increase (Decrease) in Net Assets.....................................    11,320     1,387      4,855    11,866
Net Assets
  Beginning of Period..........................................................    67,314    65,927     89,264    77,398
                                                                                  -------   -------    -------   -------
  End of Period................................................................   $78,634   $67,314    $94,119   $89,264
                                                                                  =======   =======    =======   =======
(1) Shares Issued and Redeemed:
  Shares Issued................................................................       294       386      1,540     2,078
  Shares Issued in Lieu of Cash Distributions..................................        40        98         57        58
  Shares Redeemed..............................................................      (534)   (1,365)    (1,069)   (1,039)
                                                                                  -------   -------    -------   -------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................      (200)     (881)       528     1,097
                                                                                  =======   =======    =======   =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................   $   118   $   168    $    77   $    95

                                                                                      LWAS/DFA
                                                                                      Two-Year
                                                                                     Government
                                                                                      Portfolio
                                                                                --------------------

                                                                                Six Months    Year
                                                                                   Ended     Ended
                                                                                 April 30,  Oct. 31,
                                                                                   2011       2010
                                                                                ----------- --------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................................  $    344   $  1,098
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................       522      2,031
   Futures.....................................................................        --         --
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities........................................................      (581)       (17)
   Net Increase (Decrease) in Net Assets Resulting from Operations.............       285      3,112
                                                                                 --------   --------
Distributions From:
  Net Investment Income........................................................      (381)    (1,184)
  Net Short-Term Gains.........................................................    (1,910)      (956)
  Net Long-Term Gains..........................................................      (125)    (1,081)
                                                                                 --------   --------
   Total Distributions.........................................................    (2,416)    (3,221)
                                                                                 --------   --------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    42,123     62,949
  Shares Issued in Lieu of Cash Distributions..................................     1,640      2,132
  Shares Redeemed..............................................................   (24,871)   (27,756)
                                                                                 --------   --------
   Net Increase (Decrease) from Capital Share Transactions.....................    18,892     37,325
                                                                                 --------   --------
   Total Increase (Decrease) in Net Assets.....................................    16,761     37,216
Net Assets
  Beginning of Period..........................................................   173,724    136,508
                                                                                 --------   --------
  End of Period................................................................  $190,485   $173,724
                                                                                 ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     4,235      6,294
  Shares Issued in Lieu of Cash Distributions..................................       166        214
  Shares Redeemed..............................................................    (2,504)    (2,777)
                                                                                 --------   --------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................     1,897      3,731
                                                                                 ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................  $    111   $    148

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                Period
                                         Six Months       Year       Year      Dec. 1,       Year        Year       Year
                                           Ended         Ended      Ended      2007 to      Ended       Ended      Ended
                                         April 30,      Oct. 31,   Oct. 31,    Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010       2009        2008        2007        2006       2005
---------------------------------------------------------------------------------------------------------------------------
                                        (Unaudited)
 Net Asset Value, Beginning of Period. $     11.52     $  9.80    $  9.04    $ 15.35      $  16.10    $  13.91    $  12.28
                                       -----------     -------    -------    -------      --------    --------    --------
 Income from Investment Operations
  Net Investment Income (Loss)........        0.09(A)     0.19(A)    0.18(A)    0.21(A)       0.20(A)     0.23(A)     0.19
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..........        2.42        1.72       0.79      (5.48)        (0.26)       2.23        1.57
                                       -----------     -------    -------    -------      --------    --------    --------
    Total from Investment Operations..        2.51        1.91       0.97      (5.27)        (0.06)       2.46        1.76
---------------------------------------------------------------------------------------------------------------------------
 Less Distributions
  Net Investment Income...............       (0.10)      (0.19)     (0.21)     (0.21)        (0.20)      (0.22)      (0.13)
  Net Realized Gains..................          --          --         --      (0.83)        (0.49)      (0.05)         --
                                       -----------     -------    -------    -------      --------    --------    --------
    Total Distributions...............       (0.10)      (0.19)     (0.21)     (1.04)        (0.69)      (0.27)      (0.13)
---------------------------------------------------------------------------------------------------------------------------
 Net Assets Value, End of Period...... $     13.93     $ 11.52    $  9.80    $  9.04      $  15.35    $  16.10    $  13.91
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 Total Return.........................       21.89%(C)   19.71%     11.61%    (36.69)%(C)    (0.51)%     17.90%      14.44%
---------------------------------------------------------------------------------------------------------------------------

 Net Assets, End of Period
  (thousands)                          $    78,634     $67,314    $65,927    $68,462      $119,833    $124,983    $103,311
 Ratio of Expenses to Average Net
  Assets (D)                                  0.34%(B)    0.35%      0.38%      0.33%(B)      0.32%       0.32%       0.34%
 Ratio of Net Investment Income to
  Average Net Assets..................        1.44%(B)    1.78%      2.20%      1.72%(B)      1.20%       1.54%       1.43%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              LWAS/DFA Two-Year Fixed Income Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year      Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended     Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,  Nov. 30,
                                            2011          2010        2009         2008        2007        2006      2005
----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $ 10.13     $  10.03    $   9.84    $   9.95     $   9.94    $  9.82    $  9.90
                                          --------     --------    --------    --------     --------    -------    -------
Income from Investment Operations.......
 Net Investment Income (Loss)...........      0.03(A)      0.08(A)     0.19(A)     0.28(A)      0.49(A)    0.35(A)    0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.01)        0.11        0.23       (0.04)          --       0.08      (0.11)
                                          --------     --------    --------    --------     --------    -------    -------
   Total from Investment Operations.....      0.02         0.19        0.42        0.24         0.49       0.43       0.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.03)       (0.09)      (0.23)      (0.35)       (0.48)     (0.31)     (0.24)
 Net Realized Gains.....................     (0.05)          --          --          --           --         --         --
                                          --------     --------    --------    --------     --------    -------    -------
   Total Distributions..................     (0.08)       (0.09)      (0.23)      (0.35)       (0.48)     (0.31)     (0.24)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 10.07     $  10.13    $  10.03    $   9.84     $   9.95    $  9.94    $  9.82
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return............................      0.19%(C)     1.89%       4.31%       2.46%(C)     5.03%      4.47%      1.65%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 94,119     $ 89,264    $ 77,398    $ 84,065     $ 96,442    $86,082    $80,199
Ratio of Expenses to Average Net Assets.      0.31%(B)     0.31%       0.34%       0.31%(B)     0.31%      0.31%      0.36%
Ratio of Net Investment Income to
 Average Net Assets.....................      0.59%(B)     0.82%       1.92%       3.04%(B)     4.94%      3.57%      2.72%
Portfolio Turnover Rate.................        58%(C)      113%         77%         20%(C)       22%        15%        48%
----------------------------------------------------------------------------------------------------------------------------

                                                               LWAS/DFA Two-Year Government Portfolio
                                         ----------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year      Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended     Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,  Nov. 30,
                                            2011          2010        2009         2008        2007        2006      2005
----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $ 10.07     $  10.10    $   9.80    $   9.89     $   9.87    $  9.75    $   9.83
                                          --------     --------    --------    --------     --------    -------    --------
Income from Investment Operations.......
 Net Investment Income (Loss)...........      0.02(A)      0.07(A)     0.18(A)     0.24(A)      0.46(A)    0.34(A)     0.26
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.01)        0.13        0.33       (0.03)        0.01       0.08       (0.10)
                                          --------     --------    --------    --------     --------    -------    --------
   Total from Investment Operations.....      0.01         0.20        0.51        0.21         0.47       0.42        0.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.02)       (0.08)      (0.21)      (0.30)       (0.45)     (0.30)      (0.24)
 Net Realized Gains.....................     (0.11)       (0.15)         --          --           --         --          --
                                          --------     --------    --------    --------     --------    -------    --------
   Total Distributions..................     (0.13)       (0.23)      (0.21)      (0.30)       (0.45)     (0.30)      (0.24)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   9.95     $  10.07    $  10.10    $   9.80     $   9.89    $  9.87    $   9.75
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return............................      0.16%(C)     1.98%       5.21%       2.13%(C)     4.85%      4.42%       1.67%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $190,485     $173,724    $136,508    $133,785     $110,338    $72,948    $368,708
Ratio of Expenses to Average Net Assets.      0.29%(B)     0.29%       0.31%       0.30%(B)     0.31%      0.32%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.....................      0.38%(B)     0.72%       1.76%       2.69%(B)     4.66%      3.45%       2.67%
Portfolio Turnover Rate.................        95%(C)      166%        112%          7%(C)        0%        29%         44%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, the Portfolio owned 1% of the Series.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   LWAS/DFA U.S. High Book to Market Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the two Portfolios, other than the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
                                                -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%          --
   LWAS/DFA Two-Year Fixed Income Portfolio....       --           0.15%
   LWAS/DFA Two-Year Government Portfolio......       --           0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $2
                LWAS/DFA Two-Year Fixed Income Portfolio....  3
                LWAS/DFA Two-Year Government Portfolio......  5

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 43,316  $ 31,860  $13,660  $19,505
 LWAS/DFA Two-Year Government Portfolio...  188,590   170,822       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to the recharacterizations of partnership income from net investment income to capital gain and were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                                                   Increase       Increase
                                                  (Decrease)     (Decrease)
                                                Undistributed   Accumulated
                                                Net Investment  Net Realized
                                                    Income     Gains (Losses)
                                                -------------- --------------

   LWAS/DFA U.S. High Book to Market Portfolio.       --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                             Net Investment
                                                 Income
                                             and Short-Term   Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2009........................................     $1,505           --      $1,505
2010........................................      1,187           --       1,187
LWAS/DFA Two-Year Fixed Income Portfolio
2009........................................      1,709           --       1,709
2010........................................        714           --         714
LWAS/DFA Two-Year Government Portfolio
2009........................................      2,630           --       2,630
2010........................................      2,140        $1,081      3,221

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                             Undistributed
                                                  Net                                   Total Net
                                              Investment                              Distributable
                                              Income and   Undistributed   Capital      Earnings
                                              Short-Term     Long-Term       Loss      Accumulated
                                             Capital Gains Capital Gains Carryforward   (Losses)
                                             ------------- ------------- ------------ -------------
LWAS/DFA U.S. High Book to Market Portfolio.    $  170           --       $(10,671)     $(10,501)
LWAS/DFA Two-Year Fixed Income Portfolio....       447         $ 81              --           528
LWAS/DFA Two-Year Government Portfolio......     2,052          111              --         2,163

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                               Expires on October 31,
                                             ---------------------------
                                             2013 2014 2015 2016  2017    Total
                                             ---- ---- ---- ---- ------- -------
LWAS/DFA U.S. High Book to Market Portfolio   --   --   --   --  $10,671 $10,671

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              LWAS/DFA U.S. High Book to Market Portfolio. $5,618
              LWAS/DFA Two-Year Fixed Income Portfolio....    320

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                       Net
                                                                                    Unrealized
                                             Federal   Unrealized    Unrealized    Appreciation
                                             Tax Cost Appreciation (Depreciation) (Depreciation)
                                             -------- ------------ -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 51,377    $27,989         $(725)       $27,264
LWAS/DFA Two-Year Fixed Income Portfolio....   93,510        270           (9)            261
LWAS/DFA Two-Year Government Portfolio......  189,173        388           (6)            382

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

   1. Repurchase Agreements: LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             97%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             99%
    LWAS/DFA Two-Year Government Portfolio......      2             94%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2011
  EXPENSE TABLE
                                 Beginning    Ending                  Expenses
                                  Account    Account     Annualized     Paid
                                   Value      Value       Expense      During
                                 11/01/10    04/30/11      Ratio*     Period*
                                 ---------   ---------   ----------   --------
  Actual Fund Return............ $1,000.00   $1,144.64     0.48%       $2.55
  Hypothetical 5% Annual Return. $1,000.00   $1,022.41     0.48%       $2.41

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                ------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
       The DFA Investment Trust Company...................... $96,584,558
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $65,759,084)................................ $96,584,558
                                                              ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
 (Affiliated Investment Company) at Value.............................................. $     96,585
Prepaid Expenses and Other Assets......................................................           14
                                                                                        ------------
   Total Assets........................................................................       96,599
                                                                                        ------------
LIABILITIES:
Payables:
 Due to Advisor........................................................................            1
Accrued Expenses and Other Liabilities.................................................           24
                                                                                        ------------
   Total Liabilities...................................................................           25
                                                                                        ------------
NET ASSETS............................................................................. $     96,574
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    8,709,440
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      11.09
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     65,759
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     63,228
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          719
Accumulated Net Realized Gain (Loss)...................................................        1,783
Net Unrealized Foreign Exchange Gain (Loss)............................................           18
Net Unrealized Appreciation (Depreciation).............................................       30,826
                                                                                        ------------
NET ASSETS............................................................................. $     96,574
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  200,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

   Investment Income
    Dividends (Net of Foreign Taxes Withheld of $107).............. $ 1,370
    Income from Securities Lending.................................      70
    Expenses Allocated from Affiliated Investment Company..........    (104)
                                                                    -------
        Total Investment Income....................................   1,336
                                                                    -------
   Expenses
    Administrative Services Fees...................................       4
    Accounting & Transfer Agent Fees...............................       7
    Shareholder Servicing Fees.....................................      85
    Filing Fees....................................................       7
    Shareholders' Reports..........................................       6
    Directors'/Trustees' Fees & Expenses...........................       1
    Professional Fees..............................................       1
    Other..........................................................       1
                                                                    -------
        Total Expenses.............................................     112
                                                                    -------
    Net Investment Income (Loss)...................................   1,224
                                                                    -------
   Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:...................................
      Investment Securities Sold...................................   1,783
      Foreign Currency Transactions................................      15
    Change in Unrealized Appreciation (Depreciation) of:...........
      Investment Securities and Foreign Currency...................   9,203
      Translation of Foreign Currency Denominated Amounts..........       3
                                                                    -------
    Net Realized and Unrealized Gain (Loss)........................  11,004
                                                                    -------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $12,228
                                                                    =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months    Year
                                                                                           Ended     Ended
                                                                                         April 30,  Oct. 31,
                                                                                           2011       2010
                                                                                        ----------- --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..........................................................   $ 1,224   $  1,896
 Net Realized Gain (Loss) on:..........................................................
   Investment Securities Sold..........................................................     1,783      5,051
   Foreign Currency Transactions.......................................................        15         (4)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................................     9,203      1,473
   Translation of Foreign Currency Denominated Amounts.................................         3         12
                                                                                          -------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    12,228      8,428
                                                                                          -------   --------
Distributions From:
 Net Investment Income.................................................................      (738)    (1,911)
 Net Short-Term Gains..................................................................      (304)      (509)
 Net Long-Term Gains...................................................................    (4,756)        --
                                                                                          -------   --------
     Total Distributions...............................................................    (5,798)    (2,420)
                                                                                          -------   --------
Capital Share Transactions (1):
 Shares Issued.........................................................................     5,952      7,805
 Shares Issued in Lieu of Cash Distributions...........................................     4,900      2,054
 Shares Redeemed.......................................................................    (6,600)   (15,479)
                                                                                          -------   --------
     Net Increase (Decrease) from Capital Share Transactions...........................     4,252     (5,620)
                                                                                          -------   --------
     Total Increase (Decrease) in Net Assets...........................................    10,682        388
Net Assets
 Beginning of Period...................................................................    85,892     85,504
                                                                                          -------   --------
 End of Period.........................................................................   $96,574   $ 85,892
                                                                                          =======   ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................................       569        805
 Shares Issued in Lieu of Cash Distributions...........................................       495        226
 Shares Redeemed.......................................................................      (631)    (1,609)
                                                                                          -------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       433       (578)
                                                                                          =======   ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   719   $    233

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                Period
                                         Six Months       Year       Year      Dec. 1,       Year        Year       Year
                                            Ended        Ended      Ended      2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,   Oct. 31,    Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010       2009        2008        2007        2006       2005
---------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
 Net Asset Value, Beginning of Period...   $ 10.38     $  9.66    $ 11.40    $ 24.32      $  21.89    $  17.49    $  15.93
                                           -------     -------    -------    -------      --------    --------    --------
 Income from Investment Operations
   Net Investment Income (Loss).........      0.14(A)     0.22(A)    0.25(A)    0.66(A)       0.65(A)     0.61(A)     0.48
   Net Gains (Losses) on
   Securities (Realized and Unrealized).      1.28        0.79       2.14     (11.36)         2.98        5.23        1.87
                                           -------     -------    -------    -------      --------    --------    --------
    Total from Investment Operations....      1.42        1.01       2.39     (10.70)         3.63        5.84        2.35
-------------------------------------------------------------------------------------------------------------------------
 Less Distributions
   Net Investment Income................     (0.09)      (0.23)     (0.27)     (0.70)        (0.58)      (0.63)      (0.43)
   Net Realized Gains...................     (0.62)      (0.06)     (3.86)     (1.52)        (0.62)      (0.81)      (0.36)
                                           -------     -------    -------    -------      --------    --------    --------
    Total Distributions.................     (0.71)      (0.29)     (4.13)     (2.22)        (1.20)      (1.44)      (0.79)
-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period.........   $ 11.09     $ 10.38    $  9.66    $ 11.40      $  24.32    $  21.89    $  17.49
=========================================================================================================================
 Total Return...........................     14.46%(C)   10.85%     34.92%    (47.99)%(C)    17.05%      35.40%      15.32%
-------------------------------------------------------------------------------------------------------------------------
 Net Assets, End of Period (thousands)     $96,574     $85,892    $85,504    $84,319      $185,239    $179,984    $138,782
 Ratio of Expenses to Average Net
  Assets (D)                                  0.48%(B)    0.50%      0.52%      0.47%(B)      0.46%       0.47%       0.50%
 Ratio of Net Investment Income to
  Average Net Assets                          2.74%(B)    2.29%      2.99%      3.74%(B)      2.76%       3.14%       2.88%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, the Portfolio owned 1% of the Series.

   On November 1, 2008, The DFAInternational Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2011, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to the reclassification of foreign currency gains to net investment income for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                           Increase         Increase
                          (Decrease)       (Decrease)
                         Undistributed    Accumulated
                         Net Investment   Net Realized
                            Income       Gains (Losses)
                         --------------  --------------
                             $(4).......       $4

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                         Net Investment
                             Income
                         and Short-Term  Long-Term
                         Capital Gains  Capital Gain  Total
                         -------------- ------------ -------
                   2009.     $2,267       $26,433    $28,700
                   2010.     2,420          --        2,420

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                   Undistributed
                       Net                        Total Net
                    Investment                  Distributable
                    Income and    Undistributed   Earnings
                    Short-Term      Long-Term   (Accumulated
                   Capital Gains  Capital Gains    Losses)
                   -------------  ------------- -------------
                       $535......    $4,749        $5,284

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         Net
                                                      Unrealized
              Federal    Unrealized    Unrealized    Appreciation
              Tax Cost  Appreciation (Depreciation) (Depreciation)
              --------  ------------ -------------- --------------
              $65,762..   $33,817          $(2,994)    $30,823

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2011.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

H. Other:

   At April 30, 2011, two shareholders held approximately 97% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/10  04/30/11    Ratio*   Period*
                                      --------- --------- ---------- --------

  The U.S. Large Cap Value Series
  Actual Fund Return................. $1,000.00 $1,220.56   0.12%     $0.66
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.20   0.12%     $0.60

  The DFA International Value Series
  Actual Fund Return................. $1,000.00 $1,146.18   0.23%     $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65   0.23%     $1.15

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

 The U.S. Large Cap Value Series
Consumer Discretionary.....  16.3%
Consumer Staples...........   7.7%
Energy.....................  17.5%
Financials.................  21.3%
Health Care................  10.0%
Industrials................  13.3%
Information Technology.....   3.4%
Materials..................   3.0%
Telecommunication Services.   6.3%
Utilities..................   1.2%
                            ------
                            100.0%

The DFA International Value Series
Consumer Discretionary.....  15.4%
Consumer Staples...........   5.7%
Energy.....................  11.5%
Financials.................  30.3%
Health Care................   1.5%
Industrials................   9.6%
Information Technology.....   2.8%
Materials..................  12.7%
Other......................     --
Telecommunication Services.   7.1%
Utilities..................   3.4%
                            ------
                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                            Percentage
                                              Shares         Value+       of Net Assets**
                                              ------         -----        ---------------
COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
   Carnival Corp...........................  2,260,335   $   86,050,953         0.8%
   CBS Corp. Class B.......................  3,870,469       97,613,228         0.9%
   Comcast Corp. Class A................... 11,535,742      302,697,870         2.9%
   Comcast Corp. Special Class A...........  3,843,964       94,369,316         0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265       62,670,432         0.6%
  #News Corp. Class A......................  9,024,175      160,810,799         1.6%
  #News Corp. Class B......................  3,247,295       61,373,876         0.6%
  #Time Warner Cable, Inc..................  2,004,056      156,576,895         1.5%
  #Time Warner, Inc........................  6,251,359      236,676,452         2.3%
   Other Securities........................                 435,275,174         4.2%
                                                         --------------        -----
Total Consumer Discretionary...............               1,694,114,995        16.3%
                                                         --------------        -----

Consumer Staples -- (7.3%).................
   Archer-Daniels-Midland Co...............  2,981,045      110,358,286         1.0%
   CVS Caremark Corp.......................  6,816,437      247,027,677         2.4%
   Kraft Foods, Inc. Class A...............  6,193,330      207,972,021         2.0%
   Other Securities........................                 235,468,214         2.3%
                                                         --------------        -----
Total Consumer Staples.....................                 800,826,198         7.7%
                                                         --------------        -----

Energy -- (16.6%)..........................
   Anadarko Petroleum Corp.................  2,773,608      218,948,616         2.1%
   Chesapeake Energy Corp..................  3,174,634      106,889,927         1.0%
  #Chevron Corp............................    639,240       69,958,426         0.7%
   ConocoPhillips..........................  5,825,280      459,789,350         4.4%
   Hess Corp...............................  1,453,921      124,979,049         1.2%
   Marathon Oil Corp.......................  3,514,978      189,949,411         1.8%
   National-Oilwell, Inc...................  1,945,893      149,230,534         1.4%
  #Pioneer Natural Resources Co............    577,949       59,083,726         0.6%
  #Valero Energy Corp......................  2,742,854       77,622,768         0.7%
   Other Securities........................                 359,665,592         3.5%
                                                         --------------        -----
Total Energy...............................               1,816,117,399        17.4%
                                                         --------------        -----

Financials -- (20.3%)......................
   Bank of America Corp.................... 21,876,033      268,637,685         2.6%
   Capital One Financial Corp..............  2,343,277      128,247,550         1.2%
  *Citigroup, Inc.......................... 78,417,143      359,934,686         3.5%
   CME Group, Inc..........................    314,577       93,042,439         0.9%
   Hartford Financial Services Group, Inc..  2,160,202       62,581,052         0.6%
   Loews Corp..............................  2,466,987      109,188,845         1.0%
   MetLife, Inc............................  4,607,955      215,606,214         2.1%
   Morgan Stanley..........................  3,042,449       79,560,041         0.8%
  #Prudential Financial, Inc...............  2,197,605      139,372,109         1.3%
  #SunTrust Banks, Inc.....................  2,563,152       72,255,255         0.7%
   Other Securities........................                 685,712,027         6.6%
                                                         --------------        -----
Total Financials...........................               2,214,137,903        21.3%
                                                         --------------        -----

Health Care -- (9.5%)......................
   Aetna, Inc..............................  1,938,699       80,223,365         0.8%
  *Humana, Inc.............................    712,843       54,261,609         0.5%
   Pfizer, Inc............................. 14,482,035      303,543,454         2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284      119,637,097         1.1%
   UnitedHealth Group, Inc.................  2,296,880      113,075,402         1.1%
   WellPoint, Inc..........................  2,580,122      198,127,568         1.9%
   Other Securities........................                 172,306,807         1.7%
                                                         --------------        -----
Total Health Care..........................               1,041,175,302        10.0%
                                                         --------------        -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                        Percentage
                                                                          Shares          Value+        of Net Assets**
                                                                          ------          -----         ---------------
Industrials -- (12.6%).................................................
   CSX Corp............................................................   2,287,204      $179,980,083             1.7%
   General Electric Co.................................................  15,225,603       311,363,581             3.0%
   Norfolk Southern Corp...............................................   2,186,220       163,266,910             1.6%
  #Northrop Grumman Corp...............................................   1,926,678       122,555,988             1.2%
   Tyco International, Ltd.............................................   1,149,868        56,044,566             0.5%
   Union Pacific Corp..................................................   2,594,778       268,481,680             2.6%
   Other Securities....................................................                   277,885,139             2.7%
                                                                                      ---------------             ------
Total Industrials......................................................                 1,379,577,947            13.3%
                                                                                      ---------------             ------
Information Technology -- (3.2%).......................................
   Other Securities....................................................                   350,589,780             3.4%
                                                                                      ---------------             ------
Materials -- (2.9%)....................................................
  #Alcoa, Inc..........................................................   5,357,434        91,076,378             0.8%
   International Paper Co..............................................   2,299,481        71,007,973             0.7%
   Other Securities....................................................                   155,591,864             1.5%
                                                                                      ---------------             ------
Total Materials........................................................                   317,676,215             3.0%
                                                                                      ---------------             ------
Telecommunication Services -- (6.0%)...................................
   AT&T, Inc...........................................................  12,865,019       400,359,391             3.8%
  #CenturyLink, Inc....................................................   1,452,902        59,249,344             0.6%
  #*Sprint Nextel Corp.................................................  13,961,200        72,319,016             0.7%
  #Verizon Communications, Inc.........................................   1,599,525        60,430,054             0.6%
   Other Securities....................................................                    58,771,008             0.5%
                                                                                      ---------------             ------
Total Telecommunication Services.......................................                   651,128,813             6.2%
                                                                                      ---------------             ------
Utilities -- (1.2%)....................................................
   Public Service Enterprise Group, Inc................................   1,751,371        56,341,605             0.5%
   Other Securities....................................................                    67,245,478             0.7%
                                                                                      ---------------             ------
Total Utilities........................................................                   123,587,083             1.2%
                                                                                      ---------------             ------
TOTAL COMMON STOCKS....................................................                10,388,931,635            99.8%
                                                                                      ---------------             ------

TEMPORARY CASH INVESTMENTS -- (0.1%)...................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.  10,178,864        10,178,864             0.1%
                                                                                      ---------------             ------

                                                                            Shares/
                                                                               Face
                                                                             Amount
                                                                            -------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (4.8%)................................
(S)@DFA Short Term Investment Fund..................................... 523,266,285       523,266,285             5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,544,114 FNMA 3.500%, 02/01/26, valued at
 $1,552,540) to be repurchased at $1,507,328...........................      $1,507         1,507,320             0.0%
                                                                                      ---------------             ------
TOTAL SECURITIES LENDING COLLATERAL....................................                   524,773,605             5.1%
                                                                                      ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809).................................................               $10,923,884,104           105.0%
                                                                                      ===============             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                    Valuation Inputs
                               ----------------------------------------------------------

                                        Investment in Securities (Market Value)
                               ----------------------------------------------------------
                                   Level 1           Level 2        Level 3          Total
                               ---------------     ------------     -------     ---------------
Common Stocks
  Consumer Discretionary...... $ 1,694,114,995               --       --        $ 1,694,114,995
  Consumer Staples............     800,826,198               --       --            800,826,198
  Energy......................   1,816,117,399               --       --          1,816,117,399
  Financials..................   2,214,137,903               --       --          2,214,137,903
  Health Care.................   1,041,175,302               --       --          1,041,175,302
  Industrials.................   1,379,577,947               --       --          1,379,577,947
  Information Technology......     350,589,780               --       --            350,589,780
  Materials...................     317,676,215               --       --            317,676,215
  Telecommunication Services..     651,128,813               --       --            651,128,813
  Utilities...................     123,587,083               --       --            123,587,083
Temporary Cash Investments....      10,178,864               --       --             10,178,864
Securities Lending Collateral.              --     $524,773,605       --            524,773,605
                               ---------------     ------------       --        ---------------
TOTAL......................... $10,399,110,499     $524,773,605       --        $10,923,884,104
                               ===============     ============       ==        ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value++      of Net Assets**
                                                  ------       -----        ----------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (4.8%)
  #Australia & New Zealand Banking Group, Ltd... 1,696,439   $ 45,188,322            0.6%
  #National Australia Bank, Ltd................. 1,901,632     56,616,627            0.7%
   Wesfarmers, Ltd.............................. 2,539,298     93,023,189            1.1%
   Other Securities.............................              274,559,990            3.4%
                                                             ------------             ------
TOTAL AUSTRALIA.................................              469,388,128            5.8%
                                                             ------------             ------
AUSTRIA -- (0.3%)
   Other Securities.............................               33,729,173            0.4%
                                                             ------------             ------
BELGIUM -- (0.8%)
   Other Securities.............................               81,832,923            1.0%
                                                             ------------             ------
CANADA -- (10.2%)
  #Encana Corp.................................. 2,051,015     68,912,717            0.9%
  #Manulife Financial Corp...................... 3,219,919     57,820,033            0.7%
  #Nexen, Inc................................... 1,719,282     45,482,882            0.6%
  #Sun Life Financial, Inc...................... 1,494,503     48,919,049            0.6%
   Suncor Energy, Inc........................... 2,545,871    117,344,432            1.4%
   Talisman Energy, Inc......................... 2,162,345     52,221,723            0.6%
   Teck Resources, Ltd. Class B................. 1,303,030     70,828,973            0.9%
  #Thomson Reuters Corp......................... 1,832,184     74,282,702            0.9%
  #TransCanada Corp............................. 1,941,948     83,556,205            1.0%
   Other Securities.............................              368,196,722            4.5%
                                                             ------------             ------
TOTAL CANADA....................................              987,565,438           12.1%
                                                             ------------             ------
DENMARK -- (1.3%)
   Other Securities.............................              125,784,300            1.5%
                                                             ------------             ------
FINLAND -- (0.7%)
   Other Securities.............................               72,344,385            0.9%
                                                             ------------             ------
FRANCE -- (8.3%)
  #AXA SA....................................... 3,678,548     82,466,032            1.0%
   BNP Paribas SA...............................   607,569     48,031,142            0.6%
   Cie de Saint-Gobain SA.......................   875,747     60,426,286            0.8%
   Credit Agricole SA........................... 2,709,992     45,077,952            0.6%
  #GDF Suez SA.................................. 2,720,289    111,230,825            1.4%
   Societe Generale Paris SA.................... 1,255,581     83,907,846            1.0%
  #Vivendi SA................................... 3,447,034    108,081,627            1.3%
   Other Securities.............................              270,063,507            3.3%
                                                             ------------             ------
TOTAL FRANCE....................................              809,285,217           10.0%
                                                             ------------             ------
GERMANY -- (8.1%)
  #Allianz SE...................................   439,353     69,027,351            0.8%
  #Allianz SE Sponsored ADR..................... 2,834,240     44,639,280            0.6%
   Bayerische Motoren Werke AG..................   915,762     86,217,868            1.1%
  *Daimler AG................................... 2,088,586    161,419,483            2.0%
   Deutsche Bank AG.............................   965,050     62,853,121            0.8%
   Deutsche Telekom AG.......................... 2,852,483     47,140,915            0.6%
  #Deutsche Telekom AG Sponsored ADR............ 3,099,741     51,455,701            0.6%
  #E.ON AG...................................... 1,598,720     54,642,935            0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG.   412,644     68,067,628            0.8%
   Other Securities.............................              139,601,150            1.7%
                                                             ------------             ------
TOTAL GERMANY...................................              785,065,432            9.7%
                                                             ------------             ------
GREECE -- (0.1%)
   Other Securities.............................               10,014,324            0.1%
                                                             ------------             ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                           Shares        Value++       of Net Assets**
                                         ----------   --------------   ---------------
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd...............  5,618,000   $   64,322,781            0.8%
   Other Securities.....................                  73,073,228            0.9%
                                                      --------------             -----
TOTAL HONG KONG.........................                 137,396,009            1.7%
                                                      --------------             -----

IRELAND -- (0.1%)
   Other Securities.....................                  11,433,581            0.1%
                                                      --------------             -----

ISRAEL -- (0.4%)
   Other Securities.....................                  36,826,376            0.4%
                                                      --------------             -----

ITALY -- (1.5%)
   Other Securities.....................                 142,505,906            1.7%
                                                      --------------             -----

JAPAN -- (16.1%)
   Mitsubishi Heavy Industries, Ltd.....  9,007,000       43,038,599            0.5%
  #Mitsubishi UFJ Financial Group, Inc.. 13,207,406       63,390,116            0.8%
   Nissan Motor Co., Ltd................  4,831,600       46,487,303            0.6%
  #Sony Corp. Sponsored ADR.............  1,801,665       51,005,136            0.6%
  #Sumitomo Corp........................  3,241,900       44,721,492            0.5%
  #Toyota Motor Corp. Sponsored ADR.....    551,545       43,947,106            0.5%
   Other Securities.....................               1,272,689,380           15.7%
                                                      --------------             -----
TOTAL JAPAN.............................               1,565,279,132           19.2%
                                                      --------------             -----

MALAYSIA -- (0.0%)
   Other Securities.....................                          --            0.0%
                                                      --------------             -----

NETHERLANDS -- (3.2%)
   ArcelorMittal NV.....................  2,446,831       90,424,916            1.1%
  *ING Groep NV.........................  3,849,884       50,719,361            0.6%
  *Koninklijke Philips Electronics NV...  1,939,039       57,430,601            0.7%
   Other Securities.....................                 109,870,597            1.4%
                                                      --------------             -----
TOTAL NETHERLANDS.......................                 308,445,475            3.8%
                                                      --------------             -----

NEW ZEALAND -- (0.1%)
   Other Securities.....................                   5,336,761            0.1%
                                                      --------------             -----

NORWAY -- (0.9%)
   Other Securities.....................                  87,106,036            1.1%
                                                      --------------             -----

PORTUGAL -- (0.1%)
   Other Securities.....................                   9,833,096            0.1%
                                                      --------------             -----

SINGAPORE -- (1.0%)
   Other Securities.....................                  94,898,798            1.2%
                                                      --------------             -----

SPAIN -- (2.7%)
  #Repsol YPF SA Sponsored ADR..........  1,432,181       51,157,505            0.6%
   Other Securities.....................                 207,178,508            2.6%
                                                      --------------             -----
TOTAL SPAIN.............................                 258,336,013            3.2%
                                                      --------------             -----

SWEDEN -- (2.1%)
   Nordea Bank AB.......................  4,013,687       45,762,056            0.6%
   Other Securities.....................                 162,959,751            2.0%
                                                      --------------             -----
TOTAL SWEDEN............................                 208,721,807            2.6%
                                                      --------------             -----

SWITZERLAND -- (5.2%)
  #Holcim, Ltd. AG......................    886,165       77,213,358            0.9%
   Swiss Reinsurance Co., Ltd. AG.......  1,108,107       66,116,889            0.8%
   Zurich Financial Services AG.........    322,634       90,717,790            1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                               Shares
                                                                                                               ------
SWITZERLAND -- (Continued)
   Other Securities

TOTAL SWITZERLAND


UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                             7,396,866
  #Barclays P.L.C. Sponsored ADR                                                                            4,180,831
   Kingfisher P.L.C.                                                                                       10,285,817
   Royal Dutch Shell P.L.C. ADR                                                                             3,242,203
   Vodafone Group P.L.C.                                                                                   34,976,333
   Vodafone Group P.L.C. Sponsored ADR                                                                      8,335,538
   Xstrata P.L.C.                                                                                           3,843,909
   Other Securities

TOTAL UNITED KINGDOM

TOTAL COMMON STOCKS

RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%).....................................................................................
   Other Securities


SPAIN -- (0.0%)
   Other Securities

TOTAL RIGHTS/WARRANTS


                                                                                                                 Face
                                                                                                               Amount
                                                                                                               ------
                                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
   2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130..............................        $8,222


                                                                                                              Shares/
                                                                                                                 Face
                                                                                                               Amount
                                                                                                              -------
                                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (16.9%)...............................................................
(S)@DFA Short Term Investment Fund..................................................................... 1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at $1,321,755.....................        $1,322

TOTAL SECURITIES LENDING COLLATERAL....................................................................

TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306).................................................................................


                                                                                                               Value++
                                                                                                               -------
SWITZERLAND -- (Continued)
   Other Securities                                                                                     $  273,495,501
                                                                                                        --------------
TOTAL SWITZERLAND                                                                                          507,543,538
                                                                                                        --------------

UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                             55,357,784
  #Barclays P.L.C. Sponsored ADR                                                                            79,644,831
   Kingfisher P.L.C.                                                                                        47,258,773
   Royal Dutch Shell P.L.C. ADR                                                                            254,059,027
   Vodafone Group P.L.C.                                                                                   101,109,152
   Vodafone Group P.L.C. Sponsored ADR                                                                     242,730,867
   Xstrata P.L.C.                                                                                           98,592,431
   Other Securities                                                                                        442,839,701
                                                                                                        --------------
TOTAL UNITED KINGDOM                                                                                     1,321,592,566
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                      8,070,264,414
                                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%).....................................................................................
   Other Securities                                                                                            134,266
                                                                                                        --------------

SPAIN -- (0.0%)
   Other Securities                                                                                            257,338
                                                                                                        --------------
TOTAL RIGHTS/WARRANTS                                                                                          391,604
                                                                                                        --------------


                                                                                                                Value+
                                                                                                                -----

TEMPORARY CASH INVESTMENTS -- (0.1%)...................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
   2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130..............................      8,222,000
                                                                                                        --------------






SECURITIES LENDING COLLATERAL -- (16.9%)...............................................................
(S)@DFA Short Term Investment Fund.....................................................................  1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at $1,321,755.....................      1,321,751
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL....................................................................  1,647,897,751
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306)................................................................................. $9,726,775,769
                                                                                                        ==============

                                                                                                        Percentage
                                                                                                        of Net Assets**
                                                                                                        ---------------
SWITZERLAND -- (Continued)
   Other Securities                                                                                               3.4%
                                                                                                                 ------
TOTAL SWITZERLAND                                                                                                 6.2%
                                                                                                                 ------

UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                                   0.7%
  #Barclays P.L.C. Sponsored ADR                                                                                  1.0%
   Kingfisher P.L.C.                                                                                              0.6%
   Royal Dutch Shell P.L.C. ADR                                                                                   3.1%
   Vodafone Group P.L.C.                                                                                          1.2%
   Vodafone Group P.L.C. Sponsored ADR                                                                            3.0%
   Xstrata P.L.C.                                                                                                 1.2%
   Other Securities                                                                                               5.5%
                                                                                                                 ------
TOTAL UNITED KINGDOM                                                                                             16.3%
                                                                                                                 ------
TOTAL COMMON STOCKS                                                                                              99.2%
                                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%).....................................................................................
   Other Securities                                                                                               0.0%
                                                                                                                 ------

SPAIN -- (0.0%)
   Other Securities                                                                                               0.0%
                                                                                                                 ------
TOTAL RIGHTS/WARRANTS                                                                                             0.0%
                                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.1%)...................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
   2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130..............................           0.1%
                                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (16.9%)...............................................................
(S)@DFA Short Term Investment Fund.....................................................................          20.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at $1,321,755.....................           0.0%
                                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL....................................................................          20.3%
                                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306).................................................................................         119.6%
                                                                                                                 ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               -----------------------------------------------------

                                      Investment in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1          Level 2     Level 3       Total
                               --------------   -------------- ------    --------------
Common Stocks
  Australia                    $    8,439,298   $  460,948,830     --    $  469,388,128
  Austria                                  --       33,729,173     --        33,729,173
  Belgium                           4,541,994       77,290,929     --        81,832,923
  Canada                          987,565,438               --     --       987,565,438
  Denmark                                  --      125,784,300     --       125,784,300
  Finland                           2,515,212       69,829,173     --        72,344,385
  France                           33,906,195      775,379,022     --       809,285,217
  Germany                         123,575,824      661,489,608     --       785,065,432
  Greece                              984,576        9,029,748     --        10,014,324
  Hong Kong                                --      137,396,009     --       137,396,009
  Ireland                           6,174,077        5,259,504     --        11,433,581
  Israel                            4,108,164       32,718,212     --        36,826,376
  Italy                            28,173,735      114,332,171     --       142,505,906
  Japan                           134,310,391    1,430,968,741     --     1,565,279,132
  Malaysia                                 --               --     --                --
  Netherlands                      26,000,266      282,445,209     --       308,445,475
  New Zealand                              --        5,336,761     --         5,336,761
  Norway                              533,709       86,572,327     --        87,106,036
  Portugal                                 --        9,833,096     --         9,833,096
  Singapore                                --       94,898,798     --        94,898,798
  Spain                           100,033,060      158,302,953     --       258,336,013
  Sweden                           14,472,862      194,248,945     --       208,721,807
  Switzerland                      66,974,850      440,568,688     --       507,543,538
  United Kingdom                  663,451,513      658,141,053     --     1,321,592,566
Rights/Warrants
  Portugal                            134,266               --     --           134,266
  Spain                               257,338               --     --           257,338
Temporary Cash Investments                 --        8,222,000     --         8,222,000
Securities Lending Collateral              --    1,647,897,751     --     1,647,897,751
                               --------------   --------------     --    --------------
TOTAL                          $2,206,152,768   $7,520,623,001     --    $9,726,775,769
                               ==============   ==============     ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                                                                The DFA
                                                                                              The U.S. Large International
                                                                                                Cap Value        Value
                                                                                                  Series        Series
                                                                                              -------------- -------------
ASSETS:
Investments at Value (including $505,764 and $1,489,149 of securities on loan, respectively)   $10,388,932    $8,070,656
Temporary Cash Investments at Value & Cost                                                          10,179         8,222
Collateral Received from Securities on Loan at Value & Cost                                          1,507         1,322
Affiliated Collateral Received from Securities on Loan at Value & Cost                             523,266     1,646,576
Foreign Currencies at Value                                                                             --        29,913
Cash                                                                                                    --            16
Receivables:
 Investment Securities Sold                                                                         11,012        18,234
 Dividends, Interest and Tax Reclaims                                                                9,094        35,891
 Securities Lending Income                                                                             516         3,179
 Fund Shares Sold                                                                                      687         1,237
Unrealized Gain on Foreign Currency Contracts                                                           --            59
Prepaid Expenses and Other Assets                                                                       20            14
                                                                                               -----------    ----------
   Total Assets                                                                                 10,945,213     9,815,319
                                                                                               -----------    ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                                                  524,773     1,647,898
 Investment Securities Purchased                                                                    13,594        35,319
 Fund Shares Redeemed                                                                                  362           290
 Due to Advisor                                                                                        846         1,304
Unrealized Loss on Forward Currency Contracts                                                           --            58
Accrued Expenses and Other Liabilities                                                                 375           507
                                                                                               -----------    ----------
   Total Liabilities                                                                               539,950     1,685,376
                                                                                               -----------    ----------
NET ASSETS                                                                                     $10,405,263    $8,129,943
                                                                                               ===========    ==========
Investments at Cost                                                                            $ 7,045,535    $5,713,642
                                                                                               -----------    ----------
Foreign Currencies at Cost                                                                     $        --    $   29,193
                                                                                               -----------    ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                           The U.S.      The DFA
                                                                             Large    International
                                                                           Cap Value      Value
                                                                            Series       Series
                                                                          ----------  -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0 and $8,897 respectively)  $   80,274   $  113,603
 Interest                                                                         15           16
 Income from Securities Lending                                                2,935        5,858
                                                                          ----------   ----------
   Total Investment Income                                                    83,224      119,477
                                                                          ----------   ----------
Expenses
 Investment Advisory Services Fees                                             4,740        7,445
 Accounting & Transfer Agent Fees                                                449          357
 Custodian Fees                                                                   47          565
 Shareholders' Reports                                                            24           19
 Directors'/Trustees' Fees & Expenses                                             60           46
 Professional Fees                                                                91           71
 Other                                                                            36           69
                                                                          ----------   ----------
   Total Expenses                                                              5,447        8,572
                                                                          ----------   ----------
 Net Investment Income (Loss)                                                 77,777      110,905
                                                                          ----------   ----------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold                                                284,130      132,766
   Futures                                                                   (12,647)          --
   Foreign Currency Transactions                                                  --        1,257
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                              1,503,303      778,946
   Translation of Foreign Currency Denominated Amounts                            --          338
                                                                          ----------   ----------
 Net Realized and Unrealized Gain (Loss)                                   1,774,786      913,307
                                                                          ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations           $1,852,563   $1,024,212
                                                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         The U.S. Large Cap Value   The DFA International Value
                                                                                  Series                    Series
                                                                         -----------------------    --------------------------
                                                                         Six Months      Year       Six Months       Year
                                                                            Ended       Ended          Ended        Ended
                                                                          April 30,    Oct. 31,      April 30,     Oct. 31,
                                                                            2011         2010          2011          2010
                                                                         -----------  ----------    -----------    ----------
                                                                         (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)........................................... $    77,777  $  167,346    $  110,905    $  164,482
 Net Realized Gain (Loss) on:...........................................
   Investment Securities Sold...........................................     284,130     638,095       132,766       360,748
   Futures..............................................................     (12,647)         --            --            --
   Foreign Currency Transactions........................................          --          --         1,257          (156)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........................   1,503,303     678,724       778,946       182,952
   Translation of Foreign Currency Denominated Amounts..................          --          --           338           537
                                                                         -----------  ----------    ----------     ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations       1,852,563   1,484,165     1,024,212       708,563
                                                                         -----------  ----------    ----------     ----------
Transactions in Interest:
 Contributions..........................................................     625,011     512,765       303,154       611,794
 Withdrawals............................................................    (888,711)   (688,930)     (117,056)     (592,688)
                                                                         -----------  ----------    ----------     ----------
     Net Increase (Decrease) from Transactions in Interest                  (263,700)   (176,165)      186,098        19,106
                                                                         -----------  ----------    ----------     ----------
     Total Increase (Decrease) in Net Assets                               1,588,863   1,308,000     1,210,310       727,669
Net Assets
 Beginning of Period....................................................   8,816,400   7,508,400     6,919,633     6,191,964
                                                                         -----------  ----------    ----------     ----------
 End of Period.......................................................... $10,405,263  $8,816,400    $8,129,943    $6,919,633
                                                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  The U.S. Large Cap Value Series+
                                    --------------------------------------------------------------------------------------------
                                                                                Period
                                      Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                         Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                       April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                         2011          2010        2009          2008           2007         2006        2005
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Total Return.......................       22.06%(C)      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%      14.66%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)....................... $10,405,263     $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306  $5,831,587
Ratio of Expenses to Average Net
 Assets............................        0.12%(B)       0.12%       0.13%       0.11%(B)         0.11%        0.12%       0.14%
Ratio of Net Investment Income to
 Average Net Assets................        1.66%(B)       2.02%       2.42%       1.97%(B)         1.44%        1.68%       1.56%
Portfolio Turnover Rate............           7%(C)         28%         29%         19%(C)            9%          13%          9%
-------------------------------------------------------------------------------------------------------------------------------

                                                                 The DFA International Value Series+
                                    --------------------------------------------------------------------------------------------
                                                                                Period
                                      Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                         Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                       April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                         2011          2010        2009          2008           2007         2006        2005
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Total Return.......................       14.62%(C)      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%      15.61%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)....................... $ 8,129,943     $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252  $4,367,698
Ratio of Expenses to Average Net
 Assets............................        0.23%(B)       0.24%       0.24%       0.23%(B)         0.23%        0.23%       0.27%
Ratio of Net Investment Income to
 Average Net Assets................        3.01%(B)       2.55%       3.22%       4.15%(B)         3.04%        3.29%       2.71%
Portfolio Turnover Rate............           5%(C)         20%         18%         16%(C)           16%           8%         10%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this section of the report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1

Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $255
                    The DFA International Value Series.  199

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                 Purchases  Sales
                                                 --------- --------
             The U.S. Large Cap Value Series.... $661,050  $848,904
             The DFA International Value Series.  651,422   376,563

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                Net
                                                                             Unrealized
                                     Federal    Unrealized    Unrealized    Appreciation
                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                    ---------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $7,580,502  $3,384,626    $(41,244)      $3,343,382
The DFA International Value Series.  7,369,966   2,452,488     (95,678)       2,356,810

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                      Location on the Statements   Equity
                                            of Operations         Contracts
                                      --------------------------  ---------
                                      Net Realized Gain (Loss)
    The U.S. Large Cap Value Series*.   on Futures                $(12,647)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.     0.94%        $8,294         11         $2        $15,367

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.91%        1,607          5          --         4,688

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2011 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

  LOGO                                                         DFA043011-003S

ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 Name of Entity for which Schedule of   Relationship to Series of the
 Investments is Provided                Registrant

 -----------------------------------------------------------------------------
 U.S. Targeted Value Portfolio          Series of Registrant

 -----------------------------------------------------------------------------
 U.S. Small Cap Value Portfolio         Series of Registrant

 -----------------------------------------------------------------------------
 U.S. Core Equity 1 Portfolio           Series of Registrant

 -----------------------------------------------------------------------------
 U.S. Core Equity 2 Portfolio           Series of Registrant

 -----------------------------------------------------------------------------
 U.S. Vector Equity Portfolio           Series of Registrant

 -----------------------------------------------------------------------------
 U.S. Small Cap Portfolio               Series of Registrant

 -----------------------------------------------------------------------------
 U.S. Micro Cap Portfolio               Series of Registrant

 -----------------------------------------------------------------------------
 DFA Real Estate Securities Portfolio   Series of Registrant

 -----------------------------------------------------------------------------
 Large Cap International Portfolio      Series of Registrant

 -----------------------------------------------------------------------------
 International Core Equity Portfolio    Series of Registrant

 -----------------------------------------------------------------------------
 DFA International Real Estate          Series of Registrant
 Securities Portfolio

 -----------------------------------------------------------------------------
 DFA International Small Cap Value      Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 International Vector Equity Portfolio  Series of Registrant

 -----------------------------------------------------------------------------
 Emerging Markets Core Equity Portfolio Series of Registrant

 -----------------------------------------------------------------------------
 CSTG&E U.S. Social Core Equity 2       Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 CSTG&E International Social Core       Series of Registrant
 Equity Portfolio

 -----------------------------------------------------------------------------
 U.S. Social Core Equity 2 Portfolio    Series of Registrant

 -----------------------------------------------------------------------------
 U.S. Sustainability Core 1 Portfolio   Series of Registrant

 Name of Entity for which Schedule of   Relationship to Series of the
 Investments is Provided                Registrant

 -----------------------------------------------------------------------------
 International Sustainability Core 1    Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 DFA International Value ex Tobacco     Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 Emerging Markets Social Core Equity    Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 The Tax-Managed U.S. Equity Portfolio  Series of Registrant

 -----------------------------------------------------------------------------
 Tax-Managed U.S. Targeted Value        Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 Tax-Managed U.S. Small Cap Portfolio   Series of Registrant

 -----------------------------------------------------------------------------
 T.A. U.S. Core Equity 2 Portfolio      Series of Registrant

 -----------------------------------------------------------------------------
 Tax-Managed DFA International Value    Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 T.A. World ex U.S. Core Equity         Series of Registrant
 Portfolio

 -----------------------------------------------------------------------------
 VA U.S. Targeted Value Portfolio       Series of Registrant

 -----------------------------------------------------------------------------
 VA U.S. Large Value Portfolio          Series of Registrant

 -----------------------------------------------------------------------------
 VA International Value Portfolio       Series of Registrant

 -----------------------------------------------------------------------------
 VA International Small Portfolio       Series of Registrant

 -----------------------------------------------------------------------------
 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio
 -----------------------------------------------------------------------------
 The DFA International Value Series     Master fund for LWAS/DFA
                                        International High Book to Market
                                        Portfolio

 -----------------------------------------------------------------------------
 The Japanese Small Company Series      Master fund for Japanese Small
                                        Company Portfolio
 -----------------------------------------------------------------------------
 The Asia Pacific Small Company Series  Master fund for Asia Pacific Small
                                        Company Portfolio
 -----------------------------------------------------------------------------
 The United Kingdom Small Company       Master fund for United Kingdom Small
 Series                                 Company Portfolio

 -----------------------------------------------------------------------------
 The Continental Small Company Series   Master fund for Continental Small
                                        Company Portfolio
 -----------------------------------------------------------------------------
 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio
 -----------------------------------------------------------------------------
 The Emerging Markets Small Cap Series  Master fund for Emerging Markets
                                        Small Cap Portfolio
 -----------------------------------------------------------------------------

 Name of Entity for which Schedule of   Relationship to Series of the
 Investments is Provided                Registrant

 -----------------------------------------------------------------------------
 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio

 -----------------------------------------------------------------------------
 Dimensional Emerging Markets Value     Master fund for Emerging Markets
 Fund                                   Value Portfolio

 -----------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

  ADR      American Depositary Receipt
  FNMA     Federal National Mortgage Association
  GDR      Global Depository Receipt
  NVDR     Non-Voting Depository Receipt
  P.L.C.   Public Limited Company
  REIT     Real Estate Investment Trust
  SA       Special Assessment
  STRIP    Seperate Trading of Registered Interest and Principal of Securities

Investment Footnotes

  +     See Note B to Financial Statements.
  ++    Securities have generally been fair valued. See Note B to Financial Statements.
  *     Non-Income Producing Securities.
  #     Total or Partial Securities on Loan.
  @     Security purchased with cash proceeds from Securities on Loan.
  .     Security is being fair valued as of April 30, 2011.
  (r)   The adjustable or variable rate shown is effective as of April 30, 2011.
  --    Amounts designated as -- are either zero or rounded to zero.
  (S)   Affiliated Fund.
  ##    Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Fund/Portfolio/Series as a part of this facility.

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares     Value+
                                                         ------     -----

      COMMON STOCKS -- (89.4%)
      Consumer Discretionary -- (14.0%)
        *1-800-FLOWERS.COM, Inc.                        118,288 $  396,265
        *99 Cents Only Stores                           137,147  2,764,884
        #Aaron's, Inc.                                  183,451  5,281,554
        *AC Moore Arts & Crafts, Inc.                   117,669    320,060
         Acme United Corp.                               12,718    119,549
        *AH Belo Corp.                                  103,994    865,230
         Aldila, Inc.                                    26,679    114,720
         Amcon Distributing Co.                             228     15,960
        *American Biltrite, Inc.                            561      5,890
        #American Greetings Corp. Class A                38,000    934,800
        *America's Car-Mart, Inc.                        56,120  1,373,818
        *Arctic Cat, Inc.                                65,328  1,096,857
         Ark Restaurants Corp.                            8,914    147,972
        *Asbury Automotive Group, Inc.                   66,400  1,148,720
        *Ascent Media Corp.                              58,489  2,809,227
        *Atrinsic, Inc.                                  10,410     27,066
        *Audiovox Corp. Class A                          89,823    662,894
        #*AutoNation, Inc.                               64,849  2,199,030
        *Ballantyne Strong, Inc.                         30,246    204,160
        #Barnes & Noble, Inc.                           270,612  2,974,026
        *Bassett Furniture Industries, Inc.              53,348    478,532
        *Beasley Broadcast Group, Inc.                   15,120    101,909
        #*Beazer Homes USA, Inc.                        453,708  2,114,279
         bebe stores, Inc.                              370,532  2,489,975
        *Benihana, Inc. (082047101)                      12,744    112,784
        *Benihana, Inc. (082047200)                      13,295    117,661
         Big 5 Sporting Goods Corp.                      48,212    576,133
        *Biglari Holdings, Inc.                           6,438  2,814,951
        *Bluegreen Corp.                                147,865    575,195
         Blyth, Inc.                                     42,109  1,985,018
         Bob Evans Farms, Inc.                          137,688  4,317,896
        #Books-A-Million, Inc.                           63,563    293,661
        #*Boyd Gaming Corp.                             408,260  3,649,844
        *Brookfield Residential Properties, Inc.        106,331  1,313,188
        #Brown Shoe Co., Inc.                           207,468  2,624,470
        #Brunswick Corp.                                 89,111  2,082,524
        *Build-A-Bear-Workshop, Inc.                    114,709    703,166
        #*Cabela's, Inc.                                345,772  8,831,017
        *Cache, Inc.                                     69,808    400,698
        *California Pizza Kitchen, Inc.                   1,341     21,456
        #Callaway Golf Co.                              322,361  2,282,316
        *Cambium Learning Group, Inc.                    51,887    178,491
        *Canterbury Park Holding Corp.                    3,652     47,439
        *Caribou Coffee Co., Inc.                           683      6,434
        *Carmike Cinemas, Inc.                            9,685     70,313
        *Carriage Services, Inc.                         51,463    329,363
        *Casual Male Retail Group, Inc.                 133,688    564,163
        *Cavco Industries, Inc.                          30,552  1,420,057
        #*Charles & Colvard, Ltd.                        22,150     60,912
        *Charming Shoppes, Inc.                         388,947  1,761,930
         Christopher & Banks Corp.                      161,271    991,817
         Churchill Downs, Inc.                           55,888  2,331,088
         Cinemark Holdings, Inc.                         82,881  1,684,971
        *Clear Channel Outdoor Holdings, Inc. Class A    77,402  1,065,052
        *Cobra Electronics Corp.                          2,694     10,480
        #*Collective Brands, Inc.                       278,432  5,847,072
         Collectors Universe, Inc.                       10,234    158,013
        #Columbia Sportswear Co.                         12,066    820,367

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      Shares      Value+
                                                      ------      -----

       Consumer Discretionary -- (Continued)........
         #*Conn's, Inc.............................. 181,961 $ 1,191,845
         *Core-Mark Holding Co., Inc................  59,937   2,008,489
         *Cost Plus, Inc............................  51,733     563,372
         *Craftmade International, Inc..............     400       1,680
         *Crocs, Inc................................ 101,429   2,039,737
          CSS Industries, Inc.......................  10,457     201,611
         *Culp, Inc.................................  16,845     169,798
         *Cybex International, Inc..................  28,075      30,040
         *dELiA*s, Inc.............................. 102,506     181,436
         *Delta Apparel, Inc........................  16,556     292,876
          Destination Maternity Corp................  41,942     980,185
         #*DGSE Cos., Inc...........................     859       4,922
         #Dillard's, Inc. Class A................... 240,649  11,555,965
         #*DineEquity, Inc..........................  81,900   4,092,543
         *Dixie Group, Inc..........................  16,857      72,485
         *Dolan Media Co............................ 118,793   1,398,194
         *Dorman Products, Inc......................   6,111     238,329
          Dover Downs Gaming & Entertainment, Inc...  23,858      83,980
         *Dover Motorsports, Inc....................  21,900      42,705
          DR Horton, Inc............................ 306,233   3,809,539
          Drew Industries, Inc......................  71,656   1,724,760
         #*Education Management Corp................  13,108     243,022
          Educational Development Corp..............     396       2,297
         *Emerson Radio Corp........................ 109,398     264,743
         *Entercom Communications Corp..............  13,551     143,234
         *Entravision Communications Corp...........   1,700       4,012
          Escalade, Inc.............................   1,243       6,799
         #Ethan Allen Interiors, Inc................  49,698   1,197,225
         *Ever-Glory International Group, Inc.......     815       1,548
         *EW Scripps Co. Class A (The).............. 229,697   2,182,122
         *Exide Technologies........................  66,275     665,401
         *Federal-Mogul Corp........................ 146,764   3,889,246
          Finish Line, Inc. Class A................. 231,108   4,966,511
         *Fisher Communications, Inc................  40,982   1,239,706
          Flexsteel Industries, Inc.................  12,867     183,869
          Foot Locker, Inc.......................... 476,481  10,253,871
          Fred's, Inc............................... 184,703   2,578,454
          Frisch's Restaurants, Inc.................   1,317      29,870
         #*Fuel Systems Solutions, Inc..............  21,900     650,978
         *Full House Resorts, Inc...................  61,647     246,588
         *Furniture Brands International, Inc....... 252,246   1,220,871
          Gaiam, Inc................................  46,102     274,307
         #*GameStop Corp. Class A................... 397,119  10,198,016
          Gaming Partners International Corp........  16,520     116,466
         #*Gaylord Entertainment Co................. 204,517   7,336,025
         *Genesco, Inc.............................. 110,247   4,451,774
         *G-III Apparel Group, Ltd..................  19,928     893,970
         *Golfsmith International Holdings, Inc.....   6,065      30,082
         *Gray Television, Inc...................... 235,912     658,194
         *Great Wolf Resorts, Inc................... 120,094     255,800
         #Group 1 Automotive, Inc................... 146,690   6,313,538
          Harte-Hanks, Inc.......................... 188,909   1,754,965
          Haverty Furniture Cos., Inc...............  90,668   1,187,751
         *Heelys, Inc............................... 114,416     250,571
         *Helen of Troy, Ltd........................ 140,050   4,358,356
         *Hollywood Media Corp......................  11,439      19,446
          Hooker Furniture Corp.....................  54,414     676,910
          Hot Topic, Inc............................ 296,146   1,987,140
         *Iconix Brand Group, Inc................... 354,283   8,676,391
          International Speedway Corp............... 119,363   3,652,508
         *Isle of Capri Casinos, Inc................ 172,879   1,649,266

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         Shares      Value+
                                                         ------      -----

    Consumer Discretionary -- (Continued)..............
      *J. Alexander's Corp.............................   4,290 $    25,654
      #*JAKKS Pacific, Inc.............................  74,063   1,558,286
       Jarden Corp..................................... 207,642   7,556,092
      *Johnson Outdoors, Inc. Class A..................   5,782      95,923
       Jones Group, Inc. (The)......................... 279,083   3,803,901
      *Journal Communications, Inc..................... 166,269     906,166
      #KB Home......................................... 338,472   3,997,354
      *Kenneth Cole Productions, Inc. Class A..........  49,064     660,892
      *Kid Brands, Inc.................................  85,430     624,493
      *Kona Grill, Inc.................................   1,201       6,882
       KSW, Inc........................................  16,593      60,399
      #*K-Swiss, Inc. Class A.......................... 109,848   1,352,229
       Lacrosse Footwear, Inc..........................  13,158     218,686
      *Lakeland Industries, Inc........................  27,627     240,355
      *Lakes Entertainment, Inc........................ 114,598     262,429
      *La-Z-Boy, Inc................................... 244,795   2,878,789
      *Lee Enterprises, Inc............................ 210,238     300,640
      #Lennar Corp. Class A............................ 430,914   8,183,057
       Lennar Corp. Class B Voting.....................  55,889     852,866
      *Liberty Media Corp. Capital Class A............. 139,435  11,471,317
      *Liberty Media Corp. Interactive Class A.........  82,438   1,441,016
      *Life Time Fitness, Inc..........................  41,300   1,615,656
      *Lifetime Brands, Inc............................  56,716     902,919
       Lincoln Educational Services Corp...............  30,789     514,176
       Lithia Motors, Inc.............................. 106,247   1,932,633
      *Live Nation Entertainment, Inc.................. 636,589   7,059,772
      *Luby's, Inc..................................... 129,581     647,905
      *M/I Homes, Inc.................................. 109,143   1,450,510
       Mac-Gray Corp...................................  59,580   1,009,285
      *Madison Square Garden, Inc...................... 130,233   3,561,873
       Marcus Corp..................................... 116,850   1,295,866
      *MarineMax, Inc.................................. 135,127   1,291,814
      *MAXXAM, Inc.....................................      10       6,875
      #*McClatchy Co. (The)............................ 325,123     929,852
      *McCormick & Schmick's Seafood Restaurants, Inc..  83,364     761,113
      #MDC Holdings, Inc...............................  88,722   2,589,795
      *Media General, Inc. Class A..................... 117,338     632,452
       Men's Wearhouse, Inc. (The)..................... 259,084   7,225,853
      *Meritage Homes Corp............................. 130,250   3,114,278
      *Modine Manufacturing Co......................... 178,000   3,170,180
      *Mohawk Industries, Inc.......................... 210,899  12,662,376
      *Monarch Casino & Resort, Inc....................  23,502     269,333
      *Morton's Restaurant Group, Inc..................  66,571     492,625
      *Motorcar Parts of America, Inc..................  54,881     763,944
      *Movado Group, Inc...............................  90,236   1,506,039
      *MTR Gaming Group, Inc...........................  50,768     134,535
      *Multimedia Games Holding Co., Inc...............  95,823     562,481
      *Nathan's Famous, Inc............................   6,450     111,069
      *Nautilus, Inc................................... 119,590     387,472
      *Navarre Corp....................................  43,667      83,841
      *New Frontier Media, Inc.........................  89,879     159,086
      *New York & Co., Inc............................. 252,583   1,550,860
      #*O'Charley's, Inc............................... 120,382     787,298
      *Office Depot, Inc............................... 357,456   1,540,635
      *Orbitz Worldwide, Inc...........................   7,831      25,059
      *Orient-Express Hotels, Ltd...................... 459,304   5,635,660
     .#*Orleans Homebuilders, Inc......................  16,969          --
       Outdoor Channel Holdings, Inc...................  99,468     711,196
      #*Pacific Sunwear of California, Inc............. 404,805   1,291,328
      *Penn National Gaming, Inc....................... 236,373   9,457,284
      *Penske Automotive Group, Inc.................... 385,777   8,672,267

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       Shares      Value+
                                                       ------      -----

      Consumer Discretionary -- (Continued)
         Pep Boys - Manny, Moe & Jack (The)           237,752 $ 3,257,202
        *Perry Ellis International, Inc.               76,500   2,155,770
         Phillips-Van Heusen Corp.                    125,344   8,825,471
        *Pinnacle Entertainment, Inc.                 292,521   4,060,191
        #*Pulte Group, Inc.                           333,576   2,711,973
        *Quiksilver, Inc.                             785,819   3,418,313
        #*Radio One, Inc.                              59,430     172,941
        *Reading International, Inc. Class A            8,787      42,617
        *Red Lion Hotels Corp.                         75,411     659,846
        #*Red Robin Gourmet Burgers, Inc.              88,549   2,407,647
         Regis Corp.                                  286,708   4,874,036
        #Rent-A-Center, Inc.                          265,181   8,074,761
        *Retail Ventures, Inc.                        127,863   2,625,027
         RG Barry Corp.                                24,748     302,916
        *Rick's Cabaret International, Inc.            53,340     558,470
        *Rocky Brands, Inc.                            33,813     514,972
        #*Royal Caribbean Cruises, Ltd.                16,873     671,883
        *Ruby Tuesday, Inc.                           345,778   3,634,127
        *Ruth's Hospitality Group, Inc.                46,253     227,102
         Ryland Group, Inc. (The)                     106,069   1,836,054
        *Saga Communications, Inc.                     12,163     436,773
        #*Saks, Inc.                                  755,984   9,041,569
         Salem Communications Corp.                    17,020      61,272
         Scholastic Corp.                             150,930   3,966,440
         Service Corp. International                  667,386   7,855,133
         Shiloh Industries, Inc.                       31,526     359,712
        *Shoe Carnival, Inc.                           66,243   1,938,933
         Sinclair Broadcast Group, Inc. Class A        63,779     732,821
        #*Skechers U.S.A., Inc. Class A               153,470   2,923,604
         Skyline Corp.                                 41,629     816,345
        *Smith & Wesson Holding Corp.                  15,373      55,497
        #Sonic Automotive, Inc.                        79,339   1,118,680
         Spartan Motors, Inc.                         178,157   1,204,341
        #Speedway Motorsports, Inc.                   199,002   3,100,451
        *Sport Chalet, Inc. Class A                     8,807      16,117
         Stage Stores, Inc.                           180,381   3,474,138
         Standard Motor Products, Inc.                108,500   1,546,125
        *Stanley Furniture, Inc.                       62,493     352,461
         Stein Mart, Inc.                             142,446   1,549,812
        *Steinway Musical Instruments, Inc.            58,857   1,471,425
         Stewart Enterprises, Inc.                    371,106   3,009,670
        *Stoneridge, Inc.                              48,609     743,718
         Strattec Security Corp.                        4,900     140,679
         Superior Industries International, Inc.      153,618   3,881,927
        *Syms Corp.                                     6,387      50,713
        *Systemax, Inc.                                47,016     608,857
        *Tandy Brands Accessories, Inc.                 5,781      14,568
         Tandy Leather Factory, Inc.                    2,281      10,652
        *Timberland Co. Class A                         8,148     368,208
        *Toll Brothers, Inc.                          509,058  10,695,309
        *Trans World Entertainment Corp.                  800       1,336
        *TRW Automotive Holdings Corp.                 89,275   5,094,032
        *Tuesday Morning Corp.                        200,589   1,002,945
        #*Unifi, Inc.                                  96,247   1,570,751
        *Universal Electronics, Inc.                   19,818     548,760
        *Vail Resorts, Inc.                            92,600   4,536,474
        *Valuevision Media, Inc. Class A               37,568     239,684
         Volcom, Inc.                                  10,790     212,887
        #Washington Post Co. Class B                   20,536   8,951,642
        *Wells-Gardner Electronics Corp.                3,878       7,717
         Wendy's/Arby's Group, Inc. Class A........ 1,285,649   6,196,828

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      Shares       Value+
                                                      ------       -----

       Consumer Discretionary -- (Continued)
         *West Marine, Inc.                          117,250 $  1,275,680
         *Wet Seal, Inc. (The)                       192,755      848,122
          Weyco Group, Inc.                            1,922       46,608
          Wyndham Worldwide Corp.                    135,978    4,706,199
         *Zale Corp.                                 159,675      587,604
                                                             ------------
       Total Consumer Discretionary                           475,512,810
                                                             ------------
       Consumer Staples -- (3.5%)
          Alico, Inc.                                  2,751       70,948
         *Alliance One International, Inc.           487,108    1,943,561
          Andersons, Inc. (The)                       68,145    3,383,399
          B&G Foods, Inc.                            203,927    3,687,000
         *Cagle's, Inc. Class A                        6,808       41,597
          CCA Industries, Inc.                        24,286      142,073
         #*Central European Distribution Corp.       143,477    1,695,898
         *Central Garden & Pet Co.                    92,273      901,507
         *Central Garden & Pet Co. Class A           192,018    1,924,020
         *Chiquita Brands International, Inc.        230,642    3,671,821
          Coca-Cola Bottling Co.                       4,618      325,338
         *Constellation Brands, Inc. Class A         572,827   12,825,597
         *Craft Brewers Alliance, Inc.                47,817      440,395
         #*Dean Foods Co.                              7,769       86,935
         #*Dole Food Co., Inc.                       245,377    3,388,656
         *Elizabeth Arden, Inc.                      112,587    3,384,365
          Farmer Brothers Co.                         38,880      467,726
          Fresh Del Monte Produce, Inc.              279,979    7,590,231
          Golden Enterprises, Inc.                     9,653       31,855
          Griffin Land & Nurseries, Inc. Class A      12,738      341,124
         *Hain Celestial Group, Inc.                 178,298    6,063,915
         #*Heckmann Corp.                            280,652    1,768,108
        .#*HQ Sustainable Maritime Industries, Inc.   31,780       88,348
          Imperial Sugar Co.                          67,949      929,542
          Ingles Markets, Inc.                        57,117    1,085,794
          Inter Parfums, Inc.                         68,732    1,307,970
         *John B. Sanfilippo & Son, Inc.              25,961      285,571
         *Mannatech, Inc.                             40,466       67,578
          MGP Ingredients, Inc.                       55,785      487,003
          Nash-Finch Co.                              71,489    2,660,821
         *Natural Alternatives International, Inc.     7,432       33,741
         *Nutraceutical International Corp.           56,298      892,886
          Oil-Dri Corp. of America                     6,375      140,824
         *Omega Protein Corp.                        104,830    1,350,210
          Orchids Paper Products Co.                     951       11,136
         *Overhill Farms, Inc.                           100          616
         *Pantry, Inc.                                97,010    1,501,715
         *Parlux Fragrances, Inc.                     65,910      220,139
         *Physicians Formula Holdings, Inc.           66,427      352,063
         *Pilgrim's Pride Corp.                       74,877      440,277
         *Prestige Brands Holdings, Inc.             289,720    3,346,266
         *Ralcorp Holdings, Inc.                     166,665   12,966,537
          Reliv' International, Inc.                     600        1,158
          Ruddick Corp.                               10,151      421,470
          Schiff Nutrition International, Inc.        12,068      120,077
         *Seneca Foods Corp.                          18,355      513,206
         *Smart Balance, Inc.                        275,433    1,316,570
         *Smithfield Foods, Inc.                     512,700   12,079,212
          Spartan Stores, Inc.                       108,525    1,694,075
         *Spectrum Brands Holdings, Inc.              52,606    1,709,695
         #SUPERVALU, Inc.                            253,201    2,851,043
         *Susser Holdings Corp.                       71,823      990,439
          Tasty Baking Co.                            26,036      103,753

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                   Shares       Value+
                                                   ------       -----

         Consumer Staples -- (Continued).........
           #*TreeHouse Foods, Inc................  68,447 $  4,152,679
           #Universal Corp....................... 108,529    4,707,988
            Village Super Market, Inc............   7,987      215,968
            Weis Markets, Inc....................  68,292    2,818,411
           *Winn-Dixie Stores, Inc............... 241,311    1,710,895
                                                          ------------
         Total Consumer Staples..................          117,751,745
                                                          ------------

         Energy -- (10.6%).......................
            Adams Resources & Energy, Inc........   5,145      151,366
            Alon USA Energy, Inc................. 167,443    2,302,341
           *Approach Resources, Inc..............  87,580    2,578,355
           #*ATP Oil & Gas Corp.................. 175,197    3,115,003
           *Barnwell Industries, Inc.............  11,696       80,819
           *Basic Energy Services, Inc........... 248,771    7,647,221
            Berry Petroleum Corp. Class A........  49,468    2,628,235
           *Bill Barrett Corp.................... 221,991    9,263,684
           *Bolt Technology Corp.................  40,803      597,356
           #*BPZ Resources, Inc.................. 125,916      599,360
           *Bristow Group, Inc................... 167,782    7,785,085
           *Bronco Drilling Co., Inc............. 140,754    1,545,479
            Cabot Oil & Gas Corp.................  12,915      726,856
           *Cal Dive International, Inc.......... 442,590    3,478,757
           *Clayton Williams Energy, Inc.........  14,068    1,274,139
           *Complete Production Services, Inc.... 293,989    9,977,987
           #*Comstock Resources, Inc............. 194,467    6,234,612
           *Contango Oil & Gas Co................   8,300      513,936
           *CREDO Petroleum Corp.................   5,232       60,482
           *Crimson Exploration, Inc.............  72,185      292,349
            Crosstex Energy, Inc................. 268,617    2,833,909
           *CVR Energy, Inc...................... 352,655    7,839,521
           *Dawson Geophysical Co................  46,821    2,088,217
            Delek US Holdings, Inc............... 163,820    2,200,103
            DHT Holdings, Inc.................... 269,063    1,165,043
           *Double Eagle Petroleum Co............  49,092      499,757
           *Endeavour International Corp.........  16,639      241,265
           *Energy Partners, Ltd................. 175,128    3,189,081
           *ENGlobal Corp........................  42,471      173,282
           #*Exterran Holdings, Inc.............. 284,147    6,168,831
            Frontier Oil Corp.................... 335,425    9,371,774
           *General Maritime Corp................ 298,425      638,629
           *Geokinetics, Inc.....................  63,323      604,735
           #*GeoResources, Inc...................  29,732      862,823
           *Global Industries, Ltd............... 499,107    4,921,195
           #*GMX Resources, Inc.................. 251,134    1,476,668
           #*Goodrich Petroleum Corp............. 133,984    3,010,620
           #*Green Plains Renewable Energy, Inc.. 170,617    2,136,125
            Gulf Island Fabrication, Inc.........  72,323    2,555,895
           *Gulfmark Offshore, Inc............... 122,012    5,194,051
           *Gulfport Energy Corp.................   2,753       93,712
           #*Harvest Natural Resources, Inc...... 194,361    2,686,069
           *Helix Energy Solutions Group, Inc.... 494,307    9,357,232
           *Hercules Offshore, Inc............... 541,113    3,395,484
           *HKN, Inc.............................  50,497      156,036
           *Hornbeck Offshore Services, Inc...... 123,891    3,621,334
           *International Coal Group, Inc........ 867,864    9,572,540
           #*Key Energy Services, Inc............ 363,124    6,608,857
           #*Lucas Energy, Inc...................  67,900      218,638
           *Matrix Service Co....................  62,376      901,957
           #*Mexco Energy Corp...................   5,107       58,730
           *Mitcham Industries, Inc..............  49,062      784,011
           *Natural Gas Services Group, Inc......  60,748    1,095,286

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         Shares       Value+
                                                         ------       -----

    Energy -- (Continued)
      *Newpark Resources, Inc.                          480,197 $  4,336,179
      *Oil States International, Inc.                    72,117    5,986,432
      #Overseas Shipholding Group, Inc.                 145,848    4,063,325
      *OYO Geospace Corp.                                   974       90,855
       Panhandle Oil & Gas, Inc.                            100        3,026
      *Parker Drilling Co.                              535,305    3,816,725
      *Patriot Coal Corp.                               238,729    6,011,196
       Patterson-UTI Energy, Inc.                       424,189   13,196,520
       Penn Virginia Corp.                              210,674    3,257,020
      *Petroleum Development Corp.                      108,885    4,335,801
      *PHI, Inc. Non-Voting                              64,426    1,441,854
      *Pioneer Drilling Co.                             336,370    5,213,735
       Pioneer Natural Resources Co.                    129,564   13,245,328
      *Plains Exploration & Production Co.              372,012   14,151,336
      #*Rex Energy Corp.                                209,576    2,688,860
      *Rosetta Resources, Inc.                           14,562      668,833
      *Rowan Cos., Inc.                                 419,159   17,478,930
       SEACOR Holdings, Inc.                             69,071    6,826,287
      #*Seahawk Drilling, Inc.                            1,413       10,386
      *SemGroup Corp. Class A                            19,160      537,438
       SM Energy Co.                                     30,800    2,336,488
      *Stone Energy Corp.                                78,580    2,778,589
       Sunoco, Inc.                                     321,586   13,718,859
      *Superior Energy Services, Inc.                    51,768    1,988,927
      *Swift Energy Corp.                               166,758    6,535,246
       Teekay Corp.                                     208,893    7,100,273
      *Tesoro Petroleum Corp.                           480,279   13,025,166
      *Tetra Technologies, Inc.                         343,530    5,073,938
      *TGC Industries, Inc.                              28,376      233,534
      #Tidewater, Inc.                                  169,501   10,087,005
      *Union Drilling, Inc.                             103,839    1,408,057
      *Unit Corp.                                       134,257    8,460,876
      #*USEC, Inc.                                      559,795    2,563,861
      *VAALCO Energy, Inc.                               39,331      274,137
      *Warren Resources, Inc.                            24,630      111,574
      #*Western Refining, Inc.                          423,850    7,188,496
      *Whiting Petroleum Corp.                          128,924    8,960,218
      *Willbros Group, Inc.                             222,205    2,388,704
                                                                ------------
    Total Energy.....................................            358,168,846
                                                                ------------

    Financials -- (19.9%)............................
      *1st Constitution Bancorp                             421        3,477
      #1st Source Corp.                                  85,945    1,823,753
      *1st United Bancorp, Inc.                           7,430       51,787
       21st Century Holding Co.                          39,772      117,327
       Abington Bancorp, Inc.                           120,287    1,457,878
       Access National Corp.                                747        5,819
       Advance America Cash Advance Centers, Inc.       232,549    1,367,388
      *Affirmative Insurance Holdings, Inc.              37,274       92,067
      *Allegheny Corp.                                   11,436    3,762,523
       Alliance Bancorp, Inc. of Pennsylvania               770        8,585
       Alliance Financial Corp.                           3,906      125,929
      *Allied World Assurance Co. Holdings, Ltd.        135,472    8,801,616
       Alterra Capital Holdings, Ltd.                   352,322    7,744,038
      *American Capital, Ltd.                         1,070,676   10,995,843
       American Equity Investment Life Holding Co.      325,267    4,182,934
       American Financial Group, Inc.                   350,630   12,542,035
       American National Bankshares, Inc.                 4,411      102,071
       American National Insurance Co.                   38,714    3,062,277
      *American River Bankshares                            778        4,862
      *American Safety Insurance Holdings, Ltd.          49,446    1,006,721

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      Shares      Value+
                                                      ------      -----

       Financials -- (Continued)
         *Ameris Bancorp                              78,599 $   781,274
         *AMERISAFE, Inc.                             99,481   2,221,411
         *AmeriServe Financial, Inc.                  39,439      94,654
         #AmTrust Financial Services, Inc.             7,875     151,987
         *Arch Capital Group, Ltd.                    19,794   2,058,576
          Argo Group International Holdings, Ltd.    139,484   4,381,192
          Aspen Insurance Holdings, Ltd.             232,174   6,633,211
         *Asset Acceptance Capital Corp.             113,199     642,970
         #Associated Banc-Corp.                      377,164   5,506,594
          Assurant, Inc.                             305,492  12,128,032
          Assured Guaranty, Ltd.                     516,178   8,775,026
          Asta Funding, Inc.                          57,885     469,447
         #Astoria Financial Corp.                    478,359   6,921,855
         *Atlantic Coast Financial Corp.               5,005      48,849
          Auburn National Bancorporation, Inc.            50         986
         *Avatar Holdings, Inc.                       54,891     988,038
          Axis Capital Holdings, Ltd.                403,451  14,266,027
         *B of I Holding, Inc.                        46,452     780,394
          Baldwin & Lyons, Inc.                          253       5,446
          Baldwin & Lyons, Inc. Class B                9,167     211,666
         #BancFirst Corp.                             22,678     913,243
          Bancorp Rhode Island, Inc.                   5,395     239,322
         *Bancorp, Inc.                              110,233   1,079,181
          BancorpSouth, Inc.                          64,800     878,040
         *BancTrust Financial Group, Inc.             72,111     180,277
          Bank Mutual Corp.                          114,111     466,714
          Bank of Commerce Holdings                    1,700       7,378
          Bank of Kentucky Financial Corp.               626      14,605
         #*BankAtlantic Bancorp, Inc.                133,398     121,299
          BankFinancial Corp.                        112,518   1,028,415
          Banner Corp.                               198,440     545,710
          Bar Harbor Bankshares                        7,313     213,686
          BCB Bancorp, Inc.                              364       4,004
          Beacon Federal Bancorp, Inc.                   391       5,529
         *Beneficial Mutual Bancorp, Inc.             17,175     148,220
          Berkshire Hills Bancorp, Inc.               69,191   1,542,959
          Boston Private Financial Holdings, Inc.    390,022   2,726,254
         *Bridge Capital Holdings                        215       2,210
          Brookline Bancorp, Inc.                    241,249   2,224,316
          Bryn Mawr Bank Corp.                           217       4,373
          C&F Financial Corp.                            221       4,641
          Calamos Asset Management, Inc.               9,937     161,675
          California First National Bancorp            1,197      18,182
         *Camco Financial Corp.                          511         889
          Camden National Corp.                        2,484      85,822
         *Cape Bancorp, Inc.                           2,557      26,005
         *Capital Bank Corp.                             994       4,224
          Capital City Bank Group, Inc.               67,618     757,322
          Capital Southwest Corp.                     17,418   1,676,308
          CapitalSource, Inc.                        802,088   5,357,948
         *Capitol Federal Financial, Inc.            164,458   1,861,665
          Cardinal Financial Corp.                   140,938   1,584,143
          Cash America International, Inc.            65,901   3,127,002
         #Cathay General Bancorp                     422,078   7,196,430
         #Center Bancorp, Inc.                        43,948     420,143
         *Center Financial Corp.                     118,092     860,891
          CenterState Banks of Florida, Inc.          74,181     461,406
          Central Bancorp, Inc.                           67       1,280
         #*Central Pacific Financial Corp.             4,568      68,885
          Century Bancorp, Inc. Class A                  500      13,790
          Chemical Financial Corp.                    73,377   1,477,079

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       Shares      Value+
                                                       ------      -----

       Financials -- (Continued)...................
         *Chicopee Bancorp, Inc....................     1,045 $    14,849
         *Citizens Community Bancorp, Inc..........     6,617      35,236
          Citizens Holding Co......................       744      15,140
         #*Citizens, Inc...........................    75,121     559,651
          City Holding Co..........................       454      15,481
         *CNA Surety Corp..........................   160,161   4,242,665
          CNB Financial Corp.......................       849      11,776
         *CNO Financial Group, Inc................. 1,229,638   9,910,882
         #CoBiz Financial, Inc.....................   150,003   1,018,520
          Codorus Valley Bancorp, Inc..............       101       1,100
         *Colonial Financial Services, Inc.........       144       1,800
          Columbia Banking System, Inc.............   139,273   2,626,689
          Commercial National Financial Corp.......        49         967
         *Commonwealth Bankshares, Inc.............     1,462         861
         #Community Bank System, Inc...............   103,736   2,595,475
          Community Trust Bancorp, Inc.............    40,645   1,150,253
         *Community West Bancshares................       367       1,585
         *CompuCredit Holdings Corp................   106,635     454,265
          Consolidated-Tokoma Land Co..............     7,150     221,149
         #*Cowen Group, Inc........................    92,979     386,793
         *Crescent Financial Corp..................    35,245     143,800
         #CVB Financial Corp.......................    28,217     274,834
          Danvers Bancorp, Inc.....................    62,049   1,399,205
         #*Dearborn Bancorp, Inc...................    47,394      67,299
         #Delphi Financial Group, Inc. Class A.....   211,158   6,746,498
          Dime Community Bancshares, Inc...........    99,084   1,531,839
          Donegal Group, Inc. Class A..............    72,706     991,710
          Donegal Group, Inc. Class B..............        59         909
         *Doral Financial Corp.....................    99,293     148,939
         *E*Trade Financial Corp...................   671,527  10,905,598
          Eastern Insurance Holdings, Inc..........    45,624     611,818
          EMC Insurance Group, Inc.................    51,742   1,128,493
          Employers Holdings, Inc..................    71,040   1,432,166
         *Encore Bancshares, Inc...................    30,906     373,963
         *Encore Capital Group, Inc................    45,293   1,356,072
         *Endurance Specialty Holdings, Ltd........   186,496   8,269,233
         *Enstar Group, Ltd........................     6,799     762,508
          Enterprise Bancorp, Inc..................       710      12,595
          Enterprise Financial Services Corp.......    38,566     574,633
          ESB Financial Corp.......................    29,502     500,649
          ESSA Bancorp, Inc........................    79,429     996,834
          Evans Bancorp, Inc.......................       163       2,306
          Everest Re Group, Ltd....................   102,850   9,371,692
         #F.N.B. Corp..............................   489,757   5,362,839
         *Farmers Capital Bank Corp................     1,307       9,097
          FBL Financial Group, Inc. Class A........   129,565   3,951,732
          Federal Agricultural Mortgage Corp.......    62,489   1,184,167
         #Fidelity National Financial, Inc.........   181,814   2,807,208
         #*Fidelity Southern Corp..................    10,197      76,679
          Financial Institutions, Inc..............    18,538     315,146
         *First Acceptance Corp....................    83,671     151,445
         *First American Financial Corp............   256,118   3,995,441
          First Bancorp............................    69,450     969,522
          First Bancorp, Inc.......................     8,077     119,943
          First Bancshares, Inc. (The).............       137       1,212
         #First Busey Corp.........................   129,359     679,135
          First Business Financial Services, Inc...       614       7,337
         *First California Financial Group, Inc....    11,493      44,248
          First Citizens BancShares, Inc...........     2,465     493,025
          First Commonwealth Financial Corp........   462,136   2,865,243
          First Community Bancshares, Inc..........    25,314     376,166

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value+
                                                          ------     -----

    Financials -- (Continued)...........................
      *First Defiance Financial Corp....................  40,047 $  547,843
      #*First Federal Bancshares of Arkansas, Inc.......   5,192     15,057
      *First Federal of Northern Michigan Bancorp, Inc..     100        339
       First Financial Bancorp..........................  67,465  1,111,823
       First Financial Corp.............................  35,643  1,146,279
       First Financial Holdings, Inc....................  84,282    925,416
      *First Financial Northwest, Inc...................  99,354    619,969
      *First Interstate Bancsystem, Inc.................   1,483     20,287
       First M&F Corp...................................     799      3,276
      *First Marblehead Corp. (The)..................... 364,872    784,475
       First Merchants Corp............................. 114,590  1,062,249
       First Midwest Bancorp, Inc....................... 310,027  4,061,354
       First Niagara Financial Group, Inc............... 591,110  8,511,984
       First Pactrust Bancorp, Inc......................  14,120    218,719
      *First Place Financial Corp.......................  36,852     66,334
      *First Security Group, Inc........................  25,244     21,962
       First South Bancorp, Inc.........................   6,484     29,048
       Firstbank Corp...................................     301      1,764
      *FirstCity Financial Corp.........................  34,232    230,039
       Flagstone Reinsurance Holdings SA................ 307,367  2,584,956
       Flushing Financial Corp.......................... 142,749  2,101,265
      #*Forest City Enterprises, Inc. Class A...........  75,945  1,458,903
      *Forestar Group, Inc..............................     993     19,532
       Fox Chase Bancorp, Inc...........................  11,907    162,531
      *FPIC Insurance Group, Inc........................  20,782    767,271
       Fulton Financial Corp............................     300      3,504
       German American Bancorp, Inc.....................  26,887    469,178
       GFI Group, Inc...................................  98,571    503,698
      #Glacier Bancorp, Inc.............................  61,496    924,285
      *Gleacher & Co., Inc..............................   2,600      4,914
      *Global Indemnity P.L.C...........................  78,727  2,010,688
      #Great Southern Bancorp, Inc......................  47,703    987,452
      #*Greene Bancshares, Inc..........................  61,825    125,505
      *Greenlight Capital Re, Ltd.......................  36,908  1,038,960
      *Guaranty Bancorp................................. 157,763    227,179
      *Hallmark Financial Services, Inc................. 106,494    910,524
       Hampden Bancorp, Inc.............................  20,730    279,855
      *Hanmi Financial Corp............................. 190,599    251,591
       Hanover Insurance Group, Inc..................... 136,519  5,763,832
       Harleysville Group, Inc..........................  68,182  2,187,279
      *Harris & Harris Group, Inc....................... 161,917    845,207
       Hawthorn Bancshares, Inc.........................     477      3,935
       HCC Insurance Holdings, Inc......................  22,440    730,198
       Heartland Financial USA, Inc.....................  33,901    532,924
      *Heritage Commerce Corp...........................  50,864    266,019
      *Heritage Financial Corp..........................  17,018    250,845
       Heritage Financial Group, Inc....................     194      2,344
       HF Financial Corp................................   1,557     17,236
      *Hilltop Holdings, Inc............................ 261,601  2,537,530
      *Home Bancorp, Inc................................   5,310     84,801
       Home Bancshares, Inc.............................  41,907  1,004,511
       Home Federal Bancorp, Inc........................  86,137  1,046,565
       Homeowners Choice, Inc...........................   3,079     24,540
       HopFed Bancorp, Inc..............................   6,817     61,080
       Horace Mann Educators Corp....................... 177,770  3,178,528
       Horizon Bancorp..................................      36        976
       Hudson Valley Holding Corp.......................   3,406     77,010
       Huntington Bancshares, Inc....................... 117,254    796,155
       IBERIABANK Corp..................................  53,085  3,185,631
       Independence Holding Co..........................  50,627    392,866
      #Independent Bank Corp. (453836108)...............  97,933  2,870,416

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         Shares      Value+
                                                         ------      -----

     Financials -- (Continued).......................
       #*Independent Bank Corp. (453838609)..........    35,271 $   105,813
        Indiana Community Bancorp....................     1,041      16,458
        Infinity Property & Casualty Corp............    12,200     721,020
        Interactive Brokers Group, Inc...............    49,600     869,984
       #International Bancshares Corp................   177,060   3,119,797
       *Internet Capital Group, Inc..................   140,856   1,956,490
       *Intervest Bancshares Corp....................     8,821      30,256
       *INTL FCStone, Inc............................     1,171      31,008
       *Investment Technology Group, Inc.............   207,571   3,551,540
        Investors Title Co...........................       130       4,449
        JMP Group, Inc...............................    36,092     310,391
        Kaiser Federal Financial Group, Inc..........    13,926     174,911
        Kearny Financial Corp........................       814       7,790
       *Knight Capital Group, Inc....................    58,310     800,013
       *LaBranche & Co., Inc.........................   143,575     578,607
        Lakeland Bancorp, Inc........................   107,694   1,151,249
        Lakeland Financial Corp......................    35,868     785,868
        Landmark Bancorp, Inc........................        65       1,092
        Legacy Bancorp, Inc..........................    39,923     541,356
        LNB Bancorp, Inc.............................    32,597     190,041
       *Louisiana Bancorp, Inc.......................    13,988     210,380
       #*Macatawa Bank Corp..........................    68,149     176,506
        Maiden Holdings, Ltd.........................    96,101     715,952
        MainSource Financial Group, Inc..............    88,830     855,433
       *Market Leader, Inc...........................       500       1,180
       *Marlin Business Services Corp................    52,401     638,768
        Marshall & Ilsley Corp.......................   856,563   6,998,120
       *Maui Land & Pineapple Co., Inc...............     9,882      51,979
        MB Financial, Inc............................   230,048   4,759,693
       #*MBIA, Inc...................................   536,768   5,539,446
       #*MBT Financial Corp..........................    48,894      71,385
        MCG Capital Corp.............................   453,143   2,990,744
        Meadowbrook Insurance Group, Inc.............   193,565   1,982,106
        Medallion Financial Corp.....................    74,763     690,062
       #*Mercantile Bank Corp........................    32,597     297,937
        Merchants Bancshares, Inc....................    14,740     396,506
        Mercury General Corp.........................    14,292     567,964
       *Meridian Interstate Bancorp, Inc.............    21,031     293,593
       *Metro Bancorp, Inc...........................    23,371     292,138
       *MetroCorp Bancshares, Inc....................       813       5,512
       *MF Global Holdings, Ltd......................   657,264   5,527,590
       #*MGIC Investment Corp........................ 1,082,999   9,378,771
        MicroFinancial, Inc..........................     3,319      16,562
        MidSouth Bancorp, Inc........................    11,737     166,196
        Montpelier Re Holdings, Ltd..................   317,012   5,734,747
        MutualFirst Financial, Inc...................       698       6,108
       *Nara Bancorp, Inc............................   170,385   1,674,885
       *NASDAQ OMX Group, Inc. (The).................   540,725  14,653,648
       #*National Financial Partners Corp............   200,738   3,229,874
        National Interstate Corp.....................    10,389     233,649
        National Penn Bancshares, Inc................   668,844   5,491,209
        National Security Group, Inc.................     1,423      17,759
        National Western Life Insurance Co. Class A..       612      98,575
        Naugatuck Valley Financial Corp..............       386       3,250
       *Navigators Group, Inc. (The).................    57,057   2,957,264
        NBT Bancorp, Inc.............................    30,454     688,260
        Nelnet, Inc. Class A.........................   147,808   3,404,018
       *New Century Bancorp, Inc.....................       700       3,605
        New England Bancshares, Inc..................     5,203      50,469
        New Hampshire Thrift Bancshares, Inc.........     1,063      14,265
        New Westfield Financial, Inc.................   124,769   1,132,903

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        Shares      Value+
                                                        ------      -----

      Financials -- (Continued)
        *NewBridge Bancorp                              20,200 $    92,920
        *NewStar Financial, Inc.                       256,825   3,069,059
        *Nicholas Financial, Inc.                          616       7,762
        *North Valley Bancorp                            6,421      64,820
         Northeast Community Bancorp, Inc.               8,896      56,401
        #Northfield Bancorp, Inc.                       22,806     320,880
         Northrim Bancorp, Inc.                          2,619      52,406
         Northwest Bancshares, Inc.                    295,994   3,726,564
         Norwood Financial Corp.                            37       1,022
         Ocean Shore Holding Co.                            92       1,173
         OceanFirst Financial Corp.                     39,863     578,014
        *Ocwen Financial Corp.                         312,143   3,736,352
         Ohio Valley Banc Corp                             153       2,971
         Old National Bancorp                          346,972   3,591,160
         Old Republic International Corp.              643,131   8,148,470
        #Old Second Bancorp, Inc.                       67,200      83,328
        *OmniAmerican Bancorp, Inc.                      1,478      22,096
         OneBeacon Insurance Group, Ltd.               107,023   1,503,673
         Oppenheimer Holdings, Inc. Class A              3,407     104,629
         Oriental Financial Group, Inc.                115,801   1,500,781
         Oritani Financial Corp.                        14,543     178,297
         Pacific Continental Corp.                      13,139     125,477
        #*Pacific Mercantile Bancorp                    38,231     164,393
        *Pacific Premier Bancorp, Inc.                     490       3,430
        #PacWest Bancorp.                               35,173     808,627
         Park National Corp.                            13,227     913,721
         Parkvale Financial Corp.                          347       3,904
         Peapack-Gladstone Financial Corp.              10,991     146,070
        #*Penson Worldwide, Inc.                       133,032     807,504
         Peoples Bancorp of North Carolina                 200       1,298
         Peoples Bancorp, Inc.                          51,350     699,900
        #*PHH Corp.                                    264,040   5,666,298
        #*Phoenix Cos., Inc. (The)                     669,911   1,802,061
        *PICO Holdings, Inc.                            50,124   1,609,983
        #*Pinnacle Financial Partners, Inc.            197,578   3,175,078
        *Piper Jaffray Cos., Inc.                       52,341   1,876,425
         Platinum Underwriters Holdings, Ltd.          194,722   7,362,439
        #*PMI Group, Inc. (The)                        867,572   1,873,956
        *Popular, Inc.                               3,226,677  10,164,033
        *Preferred Bank                                 63,286     103,156
         Premier Financial Bancorp, Inc.                   431       3,146
         Presidential Life Corp.                        98,483   1,097,101
         PrivateBancorp, Inc.                          273,235   4,300,719
        *ProAssurance Corp.                             55,043   3,654,855
         Prosperity Bancshares, Inc.                    74,583   3,419,631
         Protective Life Corp.                         281,051   7,563,082
         Provident Financial Holdings, Inc.             24,338     197,868
         Provident Financial Services, Inc.            274,341   3,983,431
         Provident New York Bancorp                    130,187   1,221,154
         Prudential Bancorp, Inc. of Pennsylvania          342       2,308
        *PSB Holdings, Inc.                                599       3,187
        #Pulaski Financial Corp.                        25,175     184,784
         QC Holdings, Inc.                              80,989     397,656
         QCR Holdings, Inc.                                246       2,209
         Radian Group, Inc.                            663,443   3,934,217
         Reinsurance Group of America, Inc.            236,355  14,961,272
         Renasant Corp.                                113,657   1,907,164
        *Republic First Bancorp, Inc.                    8,202      22,884
         Resource America, Inc.                         88,737     545,733
        *Riverview Bancorp, Inc.                        30,454      95,626
        #RLI Corp.                                      18,341   1,086,521

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         Shares      Value+
                                                         ------      -----

     Financials -- (Continued)
       #*Rockville Financial, Inc.                       26,310 $   261,258
        Roma Financial Corp.                                100       1,056
        S&T Bancorp, Inc.                               139,199   2,841,052
       *Safeguard Scientifics, Inc.                      81,168   1,586,834
        Safety Insurance Group, Inc.                     63,482   2,972,227
        Salisbury Bancorp, Inc.                              46       1,219
        Sanders Morris Harris Group, Inc.               138,589   1,196,023
        Sandy Spring Bancorp, Inc.                      100,310   1,792,540
        SCBT Financial Corp.                             48,916   1,577,052
        SeaBright Holdings, Inc.                        105,549   1,078,711
       *Seacoast Banking Corp. of Florida               112,261     200,947
        Selective Insurance Group, Inc.                 238,729   4,211,180
        Shore Bancshares, Inc.                            2,613      25,294
        SI Financial Group, Inc.                          6,184      61,531
        Sierra Bancorp                                   22,411     249,883
        Simmons First National Corp.                     35,492     936,634
        Somerset Hills Bancorp                            5,111      45,437
       *Southern Community Financial Corp.               36,564      50,824
       *Southern Connecticut Bancorp, Inc.                  500       2,225
       *Southern First Bancshares, Inc.                   1,535      12,234
       *Southern National Bancorp of Virginia, Inc.         259       1,836
        Southside Bancshares, Inc.                        6,866     149,334
       *Southwest Bancorp, Inc.                          85,063   1,206,193
        Southwest Georgia Financial Corp.                    77         920
        StanCorp Financial Group, Inc.                   18,388     792,523
        State Auto Financial Corp.                      115,769   1,965,758
        State Bancorp, Inc.                              27,554     363,713
        StellarOne Corp.                                 98,916   1,384,824
        Sterling Bancorp                                 42,903     444,046
        Sterling Bancshares, Inc.                       470,735   4,184,834
       #Stewart Information Services Corp.               98,029     994,014
       *Stratus Properties, Inc.                          1,275      17,340
       *Sun Bancorp, Inc.                               102,481     373,031
        Susquehanna Bancshares, Inc.                    678,399   6,254,839
       *Sussex Bancorp                                      474       3,105
        SWS Group, Inc.                                  56,135     342,424
        Symetra Financial Corp.                          18,092     251,117
        Synovus Financial Corp.                       1,308,986   3,272,465
       *Taylor Capital Group, Inc.                       56,387     560,487
        Teche Holding Co.                                   165       5,907
       *Tennessee Commerce Bancorp, Inc.                  3,892      12,415
        Territorial Bancorp, Inc.                         9,234     185,326
       *Texas Capital Bancshares, Inc.                   76,305   1,968,669
        TF Financial Corp.                                  619      13,315
       *Thomas Properties Group, Inc.                   143,476     515,079
       *TIB Financial Corp.                               1,407      24,552
       *Timberland Bancorp, Inc.                          5,412      33,554
        Tompkins Financial Corp.                          1,566      63,799
        Tower Bancorp, Inc.                              11,362     246,669
       *Tower Financial Corp.                               488       4,207
       #Tower Group, Inc.                               110,606   2,529,559
       #TowneBank                                        59,888     887,540
       *TradeStation Group, Inc.                         38,479     371,322
        Transatlantic Holdings, Inc.                    204,165  10,063,293
       *Tree.com, Inc.                                   55,489     295,201
       *Trenwick Group, Ltd.                             38,857          45
        TriCo Bancshares                                 39,187     639,140
        Trustco Bank Corp.                               12,000      72,000
        Trustmark Corp.                                 139,806   3,249,091
        Umpqua Holdings Corp.                           519,273   6,028,760
        Union First Market Bankshares Corp.              61,597     784,130

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                     Shares       Value+
                                                     ------       -----

        Financials -- (Continued)
           United Bancshares, Inc.                      466 $      4,166
          #United Bankshares, Inc.                   90,046    2,355,603
          *United Community Banks, Inc.             320,080      768,192
          *United Community Financial Corp.          10,399       14,767
           United Financial Bancorp, Inc.            91,552    1,495,960
           United Fire & Casualty Co.               104,726    2,073,575
          *United Security Bancshares                 1,020        3,366
           Unitrin, Inc.                            259,712    7,853,691
          *Unity Bancorp, Inc.                        1,070        7,383
           Universal Insurance Holdings, Inc.        31,918      172,676
           Univest Corp. of Pennsylvania             27,277      458,799
           Validus Holdings, Ltd.                   344,953   11,224,771
           ViewPoint Financial Group                 26,243      324,101
          *Virginia Commerce Bancorp, Inc.          104,019      625,154
          *Virtus Investment Partners, Inc.           1,125       59,411
           VIST Financial Corp.                         121          924
           VSB Bancorp, Inc.                             80          973
           Washington Banking Co.                    17,589      246,070
           Washington Federal, Inc.                  97,126    1,562,757
           Washington Trust Bancorp, Inc.            47,451    1,111,777
          *Waterstone Financial, Inc.                 7,927       25,366
           Wayne Savings Bancshares, Inc.               120        1,020
           Webster Financial Corp.                  375,509    8,080,954
           WesBanco, Inc.                           113,844    2,311,033
           Wesco Financial Corp.                      2,775    1,087,800
           West Bancorporation, Inc.                 51,093      398,014
          *West Coast Bancorp                       132,828      475,524
          *Western Alliance Bancorp                 216,403    1,789,653
           White Mountains Insurance Group, Ltd.     19,908    7,117,309
           White River Capital, Inc.                    578       10,439
           Whitney Holding Corp.                    533,457    7,223,008
           Wilmington Trust Corp.                   280,107    1,263,283
          #*Wilshire Bancorp, Inc.                  119,651      478,604
          #Wintrust Financial Corp.                 168,137    5,664,536
          *Yadkin Valley Financial Corp.             24,305       55,658
          #Zions Bancorporation                     446,096   10,907,047
          *ZipRealty, Inc.                           32,184       84,000
                                                            ------------
        Total Financials                                     672,886,905
                                                            ------------

        Health Care -- (6.4%)
          *Addus HomeCare Corp.                       2,141       12,825
          *Adolor Corp.                              93,575      130,069
          #*ADVENTRX Pharmaceuticals, Inc.           73,700      190,883
          *Affymetrix, Inc.                         160,354      865,912
          #*Air Methods Corp.                        53,983    3,650,330
          *Albany Molecular Research, Inc.           15,391       75,262
          #*Alere, Inc.                             261,991    9,730,346
          *Alliance HealthCare Services, Inc.         2,750       12,155
          *Allied Healthcare International, Inc.    235,228      613,945
          *Allied Healthcare Products, Inc.             797        3,459
          *Almost Family, Inc.                       21,930      760,313
          *Alphatec Holdings, Inc.                  121,180      385,352
          #*Amedisys, Inc.                          127,578    4,250,899
          *American Dental Partners, Inc.            78,290    1,032,645
          *American Shared Hospital Services          1,747        5,922
          *Amicus Therapeutics, Inc.                  2,532       18,230
          *AMN Healthcare Services, Inc.            167,640    1,446,733
          *Amsurg Corp.                             137,663    3,697,628
           Analogic Corp.                            24,965    1,439,732
          *AngioDynamics, Inc.                      133,285    2,172,545
          *Anika Therapeutics, Inc.                  59,963      500,091

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      Shares      Value+
                                                      ------      -----

        Health Care -- (Continued)..................
          *Animal Health International, Inc.........  24,526 $   103,500
           Arrhythmia Research Technology, Inc......     950       5,334
          *Assisted Living Concepts, Inc............  52,174   1,881,394
          *BioClinica, Inc..........................  35,167     185,330
          #*BioScrip, Inc........................... 152,819     704,496
          *Caliper Life Sciences, Inc...............  35,941     240,445
          *Cambrex Corp............................. 127,920     672,859
           Cantel Medical Corp......................  79,627   2,064,728
          *Capital Senior Living Corp............... 136,755   1,267,719
          *Caraco Pharmaceutical Laboratories, Ltd..   4,611      24,116
          *CardioNet, Inc...........................  91,347     416,542
          *Celera Corp.............................. 399,213   3,157,775
          *Chindex International, Inc...............   1,321      22,708
          *Codexis, Inc.............................  19,617     205,782
          *Community Health Systems, Inc............ 285,795   8,782,480
          *CONMED Corp.............................. 126,425   3,550,014
          *Continucare Corp.........................  80,815     433,168
           Cooper Cos., Inc......................... 123,888   9,279,211
          *Coventry Health Care, Inc................ 467,075  15,072,510
          *Cross Country Healthcare, Inc............ 132,448     982,764
          *CryoLife, Inc............................  28,113     164,180
          #*Cumberland Pharmaceuticals, Inc.........   6,377      32,140
          *Cutera, Inc..............................  68,783     608,042
          *Cynosure, Inc. Class A...................  44,962     662,290
          *Cytokinetics, Inc........................  14,824      22,088
           Daxor Corp...............................     519       5,206
          *Digirad Corp.............................  80,083     243,452
          *Dynacq Healthcare, Inc...................   5,490      10,541
           Ensign Group, Inc........................  21,990     608,243
          *Enzo Biochem, Inc........................ 113,859     454,297
          *Exactech, Inc............................  31,150     557,896
          *Five Star Quality Care, Inc.............. 162,082   1,358,247
          *Furiex Pharmaceuticals, Inc..............   1,425      21,133
          *Gentiva Health Services, Inc............. 137,848   3,859,744
          *Greatbatch, Inc.......................... 111,224   3,010,834
          *Hanger Orthopedic Group, Inc.............  55,531   1,508,777
          *Harvard Bioscience, Inc.................. 126,161     724,164
          *HealthSpring, Inc........................ 272,795  11,318,265
          *HealthStream, Inc........................  51,619     512,577
          *Healthways, Inc..........................  60,701   1,027,061
          *Hi-Tech Pharmacal Co., Inc...............  27,459     759,516
          *Hologic, Inc............................. 462,432  10,182,753
          *Icagen, Inc..............................  32,582      89,600
          *ICU Medical, Inc.........................   7,427     335,032
          *Infinity Pharmaceuticals, Inc............  34,125     204,068
          *IntegraMed America, Inc..................  28,112     283,931
           Invacare Corp............................ 161,168   5,302,427
          *Iridex Corp..............................   1,074       4,371
          *IRIS International, Inc..................   6,559      61,655
          *Kendle International, Inc................  83,297     837,135
           Kewaunee Scientific Corp.................   6,188      69,244
          *Kindred Healthcare, Inc.................. 125,959   3,176,686
          #*K-V Pharmaceutical Co................... 157,858     620,382
          *K-V Pharmaceutical Co. Class B...........   2,350       9,282
          *Lannet Co., Inc..........................  72,698     419,467
          *LCA-Vision, Inc..........................  46,162     311,132
           LeMaitre Vascular, Inc...................  39,156     267,827
          #*Lexicon Pharmaceuticals, Inc............  24,752      41,583
          *LHC Group, Inc...........................  44,434   1,316,135
          *LifePoint Hospitals, Inc................. 174,956   7,279,919
          *Magellan Health Services, Inc............  93,319   4,854,454

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                   Shares       Value+
                                                   ------       -----

          Health Care -- (Continued).............
            *Maxygen, Inc........................ 172,517 $    890,188
            *MedCath Corp........................ 123,889    1,673,740
            *Medical Action Industries, Inc......  86,744      754,673
            #*MediciNova, Inc....................     802        2,077
             MEDTOX Scientific, Inc..............  38,892      621,494
            *Misonix, Inc........................   5,671       13,270
            *Molina Healthcare, Inc.............. 129,565    5,571,295
            *Myrexis, Inc........................  23,698      100,480
            #National Healthcare Corp............  15,937      740,433
            *Natus Medical, Inc..................  39,548      671,130
            *NovaMed, Inc........................  34,091      451,706
            *NxStage Medical, Inc................  50,640    1,247,770
            #Omnicare, Inc....................... 365,815   11,493,907
            *Omnicell, Inc....................... 154,745    2,379,978
            *OraSure Technologies, Inc...........  93,048      819,753
            *Orthofix International N.V..........   1,512       51,514
            *Palomar Medical Technologies, Inc...  88,268    1,413,171
            *Par Pharmaceutical Cos., Inc........ 129,470    4,458,947
            *PDI, Inc............................  34,793      301,655
            *PharMerica Corp..................... 131,125    1,725,605
            *PhotoMedex, Inc.....................   4,997       42,425
            *Regeneration Technologies, Inc...... 245,031      710,590
            *RehabCare Group, Inc................  23,489      882,482
            *Repligen Corp.......................  20,414       82,064
            *Rochester Medical Corp..............  17,221      198,903
            *Select Medical Holdings Corp........     954        8,510
            *Skilled Healthcare Group, Inc.......  71,880      871,186
            *Solta Medical, Inc..................  69,244      251,356
             Span-American Medical System, Inc...     897       13,599
            *Spectranetics Corp..................  58,814      334,652
            *SRI/Surgical Express, Inc...........   3,088       13,742
            *Strategic Diagnostics, Inc..........   1,257        3,004
            *Sucampo Pharmaceuticals, Inc........  59,899      268,348
            *Sun Healthcare Group, Inc...........  53,082      625,837
            *SunLink Health Systems, Inc.........   2,608        5,738
            *SuperGen, Inc....................... 174,777      473,646
            *SurModics, Inc......................   2,184       33,546
            *Symmetry Medical, Inc............... 154,946    1,541,713
            *Synovis Life Technologies, Inc......   7,000      142,730
            #Teleflex, Inc.......................  95,566    6,021,614
            *Theragenics Corp....................  26,560       51,792
            *TomoTherapy, Inc.................... 260,970    1,195,243
            *TranS1, Inc.........................  17,888       89,082
            *Transcept Pharmaceuticals, Inc......  62,689      630,024
            *Trimeris, Inc.......................  30,235       76,495
            *Triple-S Management Corp............  89,978    1,884,139
             U.S. Physical Therapy, Inc..........     200        4,870
             Universal American Corp............. 337,849    7,804,312
            *Viropharma, Inc..................... 374,919    7,232,188
            *Vital Images, Inc...................  78,379    1,460,985
            *WellCare Health Plans, Inc..........  68,017    2,979,825
            *Wright Medical Group, Inc...........  72,569    1,199,566
             Young Innovations, Inc..............  24,078      746,900
                                                          ------------
          Total Health Care......................          216,447,819
                                                          ------------

          Industrials -- (14.1%).................
             A.O. Smith Corp.....................     602       26,470
            *A.T. Cross Co.......................  17,961      200,984
            *AAR Corp............................ 212,388    5,530,584
             ABM Industries, Inc.................  51,549    1,253,672
             Aceto Corp.......................... 124,897    1,000,425

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                     Shares      Value+
                                                     ------      -----

        Industrials -- (Continued)
          *Aecom Technology Corp.                   109,072 $ 2,973,303
          *AeroCentury Corp.                            782       9,447
          *Air Transport Services Group, Inc.       295,840   2,419,971
           Aircastle, Ltd.                          376,397   4,689,907
          #*AirTran Holdings, Inc.                  155,137   1,165,079
           Alamo Group, Inc.                         63,723   1,823,115
          *Alaska Air Group, Inc.                    27,142   1,787,844
           Albany International Corp.               108,625   2,749,299
           Alexander & Baldwin, Inc.                187,945   9,904,701
          *Allied Defense Group, Inc.                20,781      70,655
          *Allied Motion Technologies, Inc.           1,936      13,610
          *Amerco, Inc.                              85,260   8,672,647
          *American Railcar Industries, Inc.        113,207   3,207,154
          *American Reprographics Co.                26,007     232,763
          #American Woodmark Corp.                   42,609     865,389
           Ameron International Corp.                45,143   3,175,359
           Ampco-Pittsburgh Corp.                    18,977     509,912
          *AMREP Corp.                                6,036      59,756
           Apogee Enterprises, Inc.                 129,154   1,844,319
           Applied Industrial Technologies, Inc.    202,120   7,126,751
          *Argan, Inc.                                  844       7,934
           Arkansas Best Corp.                      116,079   2,670,978
          *Armstrong World Industries, Inc.         120,786   5,405,173
          #*Ascent Solar Technologies, Inc.         154,508     248,758
          *Astec Industries, Inc.                    49,429   1,916,857
          *Atlas Air Worldwide Holdings, Inc.       123,618   8,518,516
          *Avalon Holding Corp. Class A                 537       1,560
          #*Avis Budget Group, Inc.                 578,582  10,969,915
          *Baldwin Technology Co. Class A            25,200      43,344
          #Barnes Group, Inc.                       124,188   3,072,411
           Barrett Business Services, Inc.           49,248     793,878
          *Beacon Roofing Supply, Inc.                  100       2,232
          *BlueLinx Holdings, Inc.                   94,918     343,603
           Brady Co. Class A                         21,017     792,551
           Briggs & Stratton Corp.                  193,407   4,562,471
          *BTU International, Inc.                   15,403     175,440
          *Builders FirstSource, Inc.                30,675      81,289
          *CAI International, Inc.                   33,536     843,766
           Cascade Corp.                             25,865   1,184,617
          *Casella Waste Systems, Inc.               74,457     503,329
          #*CBIZ, Inc.                              102,130     748,613
           CDI Corp.                                110,182   1,632,897
          *CECO Environmental Corp.                  27,640     157,824
          *Celadon Group, Inc.                      113,324   1,673,795
          *Ceradyne, Inc.                           120,573   5,650,051
          *Chart Industries, Inc.                   128,381   6,240,600
           Chase Corp.                                7,000     115,710
           Chicago Rivet & Machine Co.                  324       5,688
           CIRCOR International, Inc.                76,016   3,453,407
          *Columbus McKinnon Corp.                   83,761   1,675,220
          *Comarco, Inc.                             16,531       5,951
           Comfort Systems USA, Inc.                139,781   1,706,726
          *Commercial Vehicle Group, Inc.            24,444     421,903
           CompX International, Inc.                  1,420      19,951
          *Consolidated Graphics, Inc.               64,334   3,612,354
           Courier Corp.                             46,776     640,831
           Covanta Holding Corp.                    164,135   2,818,198
          *Covenant Transportation Group, Inc.       49,545     472,659
          *CPI Aerostructures, Inc.                  25,865     359,782
          *CRA International, Inc.                   52,640   1,497,608
           Curtiss-Wright Corp.                     165,829   5,513,814

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

       Industrials -- (Continued)...................
         #*Dollar Thrifty Automotive Group, Inc.....  55,809 $ 3,846,914
          Ducommun, Inc.............................  62,242   1,416,005
         *DXP Enterprises, Inc......................  31,156     817,845
         *Dycom Industries, Inc..................... 210,657   3,130,363
          Dynamic Materials Corp....................  13,621     354,418
         #*Eagle Bulk Shipping, Inc................. 345,718   1,185,813
          Eastern Co................................     894      16,986
          Ecology & Environment, Inc. Class A.......   2,207      43,169
         *EMCOR Group, Inc..........................  40,793   1,263,359
         #Encore Wire Corp.......................... 106,081   2,960,721
         #*Energy Conversion Devices, Inc........... 207,372     414,744
          EnergySolutions, Inc...................... 337,476   1,906,739
         *EnerSys................................... 119,143   4,514,328
          Ennis, Inc................................ 142,595   2,663,675
         *EnPro Industries, Inc.....................  85,717   3,435,537
          ESCO Technologies, Inc....................   2,916     106,959
          Espey Manufacturing & Electronics Corp....   3,421      93,051
         *Esterline Technologies Corp............... 120,884   8,679,471
         #*Excel Maritime Carriers, Ltd............. 366,972   1,471,558
         *Express-1 Expedited Solutions, Inc........  15,843      37,389
          Federal Signal Corp....................... 298,566   2,015,320
         *Flanders Corp.............................  57,693     210,579
         *Flow International Corp................... 149,635     644,927
         *Franklin Covey Co.........................  67,435     621,751
         *Freightcar America, Inc...................  55,766   1,671,865
         *Frozen Food Express Industries............  27,703     102,224
         #*FTI Consulting, Inc......................  90,912   3,627,389
         *Fuel Tech, Inc............................   6,076      49,276
         *Furmanite Corp............................  17,674     148,108
          G & K Services, Inc. Class A..............  79,216   2,622,050
         #GATX Corp................................. 218,307   9,227,837
         #*Genco Shipping & Trading, Ltd............ 141,810   1,189,786
         *Gencor Industries, Inc....................  16,355     124,298
         #*General Cable Corp....................... 211,820  10,273,270
         *GEO Group, Inc. (The)..................... 123,334   3,290,551
         *Gibraltar Industries, Inc................. 160,198   1,871,113
         *Global Power Equipment Group, Inc.........     392      11,082
         *GP Strategies Corp........................  87,881   1,150,362
         #Granite Construction, Inc................. 174,622   4,746,226
          Great Lakes Dredge & Dock Corp............ 284,510   2,119,600
         *Greenbrier Cos., Inc...................... 124,959   3,382,640
         *Griffon Corp.............................. 275,855   3,514,393
         *H&E Equipment Services, Inc............... 172,824   3,439,198
          Hardinge, Inc.............................  53,038     686,842
         *Hawaiian Holdings, Inc.................... 195,144   1,141,592
          HEICO Corp. Class A.......................   5,865     208,559
          Heidrick & Struggles International, Inc...  76,797   1,797,050
         *Heritage-Crystal Clean, Inc...............     221       3,746
         *Hertz Global Holdings, Inc................ 160,495   2,762,119
         *Hill International, Inc...................  27,212     137,965
         #*Hoku Corp................................  24,814      50,621
         #Horizon Lines, Inc........................ 187,199     331,342
         *Hudson Highland Group, Inc................ 122,406     738,108
         *Hurco Cos., Inc...........................  34,584   1,122,942
         *Huron Consulting Group, Inc...............  25,501     734,429
         *ICF International, Inc....................   6,351     154,710
         *Identive Group, Inc.......................   6,767      23,414
         #*Innerworkings, Inc.......................   7,279      65,293
         *Innovative Solutions & Support, Inc.......  44,062     249,832
         *Insituform Technologies, Inc..............  93,246   2,360,056
          Insteel Industries, Inc...................  77,147   1,151,805

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       Shares      Value+
                                                       ------      -----

       Industrials -- (Continued)
         *Integrated Electrical Services, Inc.         33,463 $   113,105
         *Interline Brands, Inc.                      148,912   3,145,021
          International Shipholding Corp.              21,570     517,464
          Intersections, Inc.                          37,484     564,134
         #*JetBlue Airways Corp.                      904,754   5,120,908
         *Kadant, Inc.                                 36,328   1,120,719
          Kaman Corp. Class A                          10,893     405,220
         *Kansas City Southern                         22,752   1,322,119
         *KAR Auction Services, Inc.                   47,704     930,228
          Kaydon Corp.                                  7,101     274,809
         *Kelly Services, Inc. Class A                152,925   2,922,397
         *Key Technology, Inc.                         23,834     443,551
         *Kforce, Inc.                                  9,725     152,196
          Kimball International, Inc. Class B         123,797     926,002
         *Korn/Ferry International                     80,519   1,667,548
         *Kratos Defense & Security Solutions, Inc.    32,499     444,261
          L.S. Starrett Co. Class A                     9,705     133,056
         *LaBarge, Inc.                                20,260     387,776
         *Ladish Co., Inc.                             74,267   4,210,939
          Lawson Products, Inc.                        38,568     849,653
         *Layne Christensen Co.                        88,531   2,634,683
          LB Foster Co. Class A                        26,881   1,144,055
         *LMI Aerospace, Inc.                          63,979   1,282,779
          LSI Industries, Inc.                        108,603     900,319
         *Lydall, Inc.                                 72,642     708,260
         *M&F Worldwide Corp.                          57,399   1,440,141
          Marten Transport, Ltd.                       95,766   2,141,328
         *MasTec, Inc.                                  3,327      75,456
          McGrath Rentcorp                             74,047   2,102,194
         *Metalico, Inc.                              216,013   1,369,522
          Met-Pro Corp.                                47,665     566,737
         *MFRI, Inc.                                   27,441     284,014
          Miller Industries, Inc.                      62,704     991,977
         #*Mobile Mini, Inc.                          160,183   3,990,159
         *Moog, Inc.                                   78,092   3,445,419
          Mueller Industries, Inc.                    147,875   5,784,870
          Mueller Water Products, Inc.                824,388   3,627,307
          Multi-Color Corp.                            19,489     402,643
         *MYR Group, Inc.                              28,475     709,882
          NACCO Industries, Inc. Class A               32,985   3,471,012
          National Technical Systems, Inc.             27,415     203,968
         *Navigant Consulting, Inc.                    19,439     226,464
        .#*NIVS IntelliMedia Technology Group, Inc.    80,839     178,646
         *NN, Inc.                                     68,405   1,199,140
         *Northwest Pipe Co.                           41,926   1,008,740
         *Ocean Power Technologies, Inc.               50,502     245,945
         *On Assignment, Inc.                         186,858   2,049,832
         *Orion Energy Systems, Inc.                   42,420     155,681
         *Owens Corning, Inc.                         350,045  13,245,703
         *P.A.M. Transportation Services, Inc.         38,472     437,427
         *Paragon Technologies, Inc.                      836       1,923
         *Park-Ohio Holdings Corp.                     25,148     536,155
         *Patriot Transportation Holding, Inc.          1,800      45,378
         *PGT, Inc.                                    92,114     228,443
         *Pike Electric Corp.                         102,196   1,038,311
         *Pinnacle Airlines Corp.                      79,714     434,441
         *Polypore International, Inc.                 80,667   4,982,801
         *Powell Industries, Inc.                      17,380     686,858
         *PowerSecure International, Inc.              83,662     656,747
          Preformed Line Products Co.                  13,036     936,637
          Primoris Services Corp.                       2,500      29,450

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                    Shares      Value+
                                                    ------      -----

          Industrials -- (Continued)..............
             Providence & Worcester Railroad Co...     972 $    15,542
             Quanex Building Products Corp........  52,989   1,110,649
            *Quanta Services, Inc................. 370,386   8,029,968
            *RailAmerica, Inc..................... 163,545   2,783,536
            *RCM Technologies, Inc................  28,494     160,991
            *Real Goods Solar, Inc................     311         805
            #*Republic Airways Holdings, Inc...... 222,597   1,200,911
             Robbins & Myers, Inc.................  82,243   3,575,103
            *Rush Enterprises, Inc. Class A....... 125,714   2,648,794
            *Rush Enterprises, Inc. Class B.......   1,650      30,525
             Ryder System, Inc.................... 144,663   7,739,470
            *Saia, Inc............................  67,727   1,124,268
            *Sauer-Danfoss, Inc...................  14,300     844,129
             Schawk, Inc..........................  90,114   1,699,550
            *School Specialty, Inc................  83,396   1,235,095
             Seaboard Corp........................     893   2,131,591
            *SFN Group, Inc....................... 221,408   2,331,426
             SIFCO Industries, Inc................  13,788     227,226
             Simpson Manufacturing Co., Inc.......  32,481     906,870
             SkyWest, Inc......................... 257,943   4,263,798
            *SL Industries, Inc...................   8,980     190,107
            *Sparton Corp.........................  45,831     373,064
            #Standard Register Co.................  14,193      48,824
             Standex International Corp...........  46,123   1,686,257
            #Steelcase, Inc. Class A.............. 226,303   2,613,800
            *Sterling Construction Co., Inc.......  66,925   1,003,206
            #*SunPower Corp. Class B.............. 210,404   4,496,333
             Superior Uniform Group, Inc..........   5,139      57,891
            *Supreme Industries, Inc..............     544       1,398
            *SYKES Enterprises, Inc...............  73,409   1,470,382
            *Sypris Solutions, Inc................  21,007     105,455
             TAL International Group, Inc......... 143,230   5,163,442
            *Taser International, Inc.............  26,965     120,264
             Technology Research Corp.............  22,151     158,823
            *Tecumseh Products Co. Class A........  42,075     430,848
            *Tecumseh Products Co. Class B........   2,547      25,419
            *Terex Corp...........................  74,844   2,603,074
            *Timken Co............................   6,748     380,520
            #Titan International, Inc............. 185,496   5,729,971
            *Titan Machinery, Inc.................  90,971   2,861,948
            *Track Data Corp......................      26       2,659
            *TRC Cos., Inc........................  10,775      53,875
             Tredegar Industries, Inc.............  20,400     446,352
            *TriMas Corp.......................... 132,725   3,080,547
            #Trinity Industries, Inc.............. 284,198  10,287,968
            #Triumph Group, Inc...................  64,378   5,544,233
             Tutor Perini Corp.................... 221,342   5,900,978
             Twin Disc, Inc.......................  57,751   1,967,577
            *U.S. Home Systems, Inc...............   8,543      43,996
            *Ultralife Corp.......................  84,726     372,794
             UniFirst Corp........................  66,885   3,461,968
            *United Capital Corp..................     517      14,088
            #*United Rentals, Inc................. 126,122   3,710,509
             United Stationers, Inc...............  25,028   1,803,518
             Universal Forest Products, Inc.......  90,100   2,909,329
            *Universal Power Group, Inc...........   1,342       5,408
            *Universal Security Instruments, Inc..   1,053       8,013
            *Universal Truckload Services, Inc....   4,421      70,029
            *URS Corp............................. 148,297   6,636,291
            *USA Truck, Inc.......................  54,452     677,927
            *Versar, Inc..........................  35,760     109,068

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                    Shares       Value+
                                                    ------       -----

        Industrials -- (Continued)..............
           Viad Corp............................   110,061 $  2,730,613
           Virco Manufacturing Corp.............    21,129       64,655
          *Vishay Precision Group, Inc..........    14,276      235,554
          *Volt Information Sciences, Inc.......   108,219    1,163,354
           Watts Water Technologies, Inc........   141,348    5,470,168
          *WCA Waste Corp.......................    33,280      198,682
          #Werner Enterprises, Inc..............    21,383      559,593
          *WESCO International, Inc.............   112,293    6,956,551
          *Willdan Group, Inc...................     2,338       10,194
          *Willis Lease Finance Corp............     8,490      111,983
                                                           ------------
        Total Industrials.......................            477,450,934
                                                           ------------

        Information Technology -- (12.4%).......
          *Accelrys, Inc........................   201,821    1,527,785
          *Acorn Energy, Inc....................    29,669      120,159
          *Acxiom Corp..........................     8,418      122,566
          *ADDvantage Technologies Group, Inc...     4,567       14,203
          *ADPT Corp............................   426,747    1,220,496
          *Advanced Analogic Technologies, Inc..   194,069      826,734
          *Advanced Energy Industries, Inc......    18,864      266,926
          *Aetrium, Inc.........................    15,078       26,386
          *Agilysys, Inc........................    24,993      130,463
           American Software, Inc. Class A......    39,969      310,959
          *Amtech Systems, Inc..................    50,698    1,159,970
          *Anadigics, Inc.......................   296,352    1,158,736
          *Analysts International Corp..........     4,258       18,565
          *Anaren, Inc..........................    66,857    1,109,158
           Anixter International, Inc...........    48,610    3,652,555
          *AOL, Inc.............................   285,722    5,823,014
          *Applied Micro Circuits Corp..........   121,253    1,270,731
          *Arris Group, Inc.....................   524,319    6,291,828
          *Arrow Electronics, Inc...............   350,552   15,981,666
           Astro-Med, Inc.......................     3,668       28,574
          #*ATMI, Inc...........................   155,228    3,090,589
          *ATS Corp.............................       684        3,215
          *AuthenTec, Inc.......................    78,039      227,093
          *Aviat Networks, Inc..................   271,733    1,391,273
          *Avid Technology, Inc.................   186,042    3,456,660
          *Avnet, Inc...........................   150,169    5,454,138
           AVX Corp.............................   335,728    5,475,724
          *Aware, Inc...........................    53,975      182,435
          *Axcelis Technologies, Inc............   475,369      888,940
          *AXT, Inc.............................   184,302    1,288,271
           Bel Fuse, Inc. Class A...............       929       21,367
           Bel Fuse, Inc. Class B...............    49,976    1,006,017
          *Benchmark Electronics, Inc...........   298,403    5,043,011
           Black Box Corp.......................    82,201    2,872,103
          *BroadVision, Inc.....................       178        2,391
          *Brocade Communications Systems, Inc.. 1,406,513    8,790,706
          *Brooks Automation, Inc...............   171,419    2,096,454
          *Bsquare Corp.........................    19,106      135,844
          #*Cabot Microelectronics Corp.........     8,879      433,739
          *CACI International, Inc..............   144,521    8,831,678
          *Calix, Inc...........................    15,745      344,186
          *Cascade Microtech, Inc...............    42,023      276,932
          *CEVA, Inc............................    50,666    1,549,366
          *Checkpoint Systems, Inc..............   178,725    3,763,948
          *Chyron International Corp............       766        1,586
          *Ciber, Inc...........................   345,970    1,978,948
           Cognex Corp..........................     8,330      260,562
          *Cogo Group, Inc......................   151,693    1,245,400

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        Shares      Value+
                                                        ------      -----

      Information Technology -- (Continued)
        *Coherent, Inc.                                 76,938 $ 4,809,394
         Cohu, Inc.                                    125,199   1,804,118
         Communications Systems, Inc.                   38,377     610,194
        *Computer Task Group, Inc.                       1,472      21,859
         Comtech Telecommunications Corp.              146,130   4,135,479
        *Concurrent Computer Corp.                      40,678     241,221
        *Convergys Corp.                               581,075   8,425,587
        *CoreLogic, Inc.                               202,921   3,735,776
        *Cray, Inc.                                     62,979     423,219
         CTS Corp.                                     115,062   1,264,531
        *CyberOptics Corp.                              16,073     159,926
         Daktronics, Inc.                               22,064     236,747
        *Datalink Corp.                                 61,296     488,529
        *Dataram Corp.                                   7,247      13,842
         DDi Corp.                                      87,283     838,790
        #*DealerTrack Holdings, Inc.                    81,196   1,823,662
        *DG FastChannel, Inc.                           26,188     958,219
        *Digi International, Inc.                      123,757   1,461,570
        *Digimarc Corp.                                  8,592     231,898
        #*Digital River, Inc.                           16,554     538,667
        *Ditech Networks, Inc.                          15,551      21,149
        *Dot Hill Systems Corp.                         11,024      32,521
        *DSP Group, Inc.                               129,521   1,046,530
        *Dynamics Research Corp.                        45,683     678,849
         Earthlink, Inc.                               498,729   4,099,552
        *EchoStar Corp.                                126,060   4,674,305
        *Edgewater Technology, Inc.                     31,647     103,486
         Electro Rent Corp.                            118,982   1,873,966
        *Electro Scientific Industries, Inc.            77,579   1,276,175
        *Electronics for Imaging, Inc.                 227,411   4,084,302
        #*EMCORE Corp.                                 337,390     880,588
        *EMS Technologies, Inc.                         69,555   1,756,959
        *Emulex Corp.                                  126,161   1,222,500
        *EndWave Corp.                                  45,664     110,050
        *Entegris, Inc.                                189,208   1,632,865
        *Epicor Software Corp.                         116,792   1,459,900
         EPIQ Systems, Inc.                             98,256   1,398,183
        *ePlus, Inc.                                    35,584     983,898
        *Euronet Worldwide, Inc.                       174,426   3,270,488
        *Exar Corp.                                    189,142   1,155,658
        *Extreme Networks                              292,751     916,311
        *Fairchild Semiconductor International, Inc.   551,477  11,564,473
        #*Faro Technologies, Inc.                       63,389   2,736,503
        *FEI Co.                                        21,039     682,926
        *FormFactor, Inc.                              129,645   1,344,419
        *Frequency Electronics, Inc.                    26,014     267,424
        *FSI International, Inc.                        81,083     372,982
        *Gerber Scientific, Inc.                       137,957   1,318,869
        *Globecomm Systems, Inc.                       107,304   1,536,593
        *GSI Technology, Inc.                          121,437   1,082,004
        *GTSI Corp.                                     23,639     109,685
        *Hackett Group, Inc.                           121,356     526,685
        *Harmonic, Inc.                                 87,689     726,065
        *Hauppauge Digital, Inc.                           600       1,272
        *Hutchinson Technology, Inc.                   132,689     354,280
        *Hypercom Corp.                                139,853   1,674,040
        *I.D. Systems, Inc.                             51,378     230,173
        *IAC/InterActiveCorp                           329,849  11,910,847
        *iGo, Inc.                                      27,520      81,184
        *Ikanos Communications, Inc.                    75,132      94,666
        *Imation Corp.                                 201,080   2,065,092

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                    Shares      Value+
                                                    ------      -----

         Information Technology -- (Continued)
            Imergent, Inc.                             238 $     1,595
           *Immersion Corp.                         20,007     144,851
           *InfoSpace, Inc.                        192,389   1,731,501
           *Ingram Micro, Inc. Class A             529,613   9,919,651
           *Innodata Isogen, Inc.                    4,088      10,588
           *Insight Enterprises, Inc.              189,447   3,250,911
           *Integral Systems, Inc.                  81,323   1,015,724
           *Integrated Device Technology, Inc.     543,786   4,423,699
           *Integrated Silicon Solution, Inc.      119,078   1,150,293
           *Internap Network Services Corp.        237,896   1,924,579
           *International Rectifier Corp.          300,671  10,391,190
           *Interphase Corp.                        28,274     152,962
            Intersil Corp. Class A                 318,484   4,704,009
           *Intevac, Inc.                          105,532   1,290,656
           *IntriCon Corp.                           4,217      19,820
           *INX, Inc.                                  880       5,720
           *iPass, Inc.                             38,716      53,815
           *Ixia                                    79,759   1,303,262
           *IXYS Corp.                             135,212   2,144,462
           *JDA Software Group, Inc.                45,750   1,499,228
           *Kemet Corp.                             17,626     277,257
           *Kenexa Corp.                            53,736   1,580,913
           *Key Tronic Corp.                        45,679     240,728
            Keynote Systems, Inc.                   38,695     825,751
           *Knot, Inc. (The)                        99,117   1,011,985
           #*Kopin Corp.                           190,792     917,710
           *Kulicke & Soffa Industries, Inc.       132,829   1,203,431
           *KVH Industries, Inc.                    39,774     521,039
           #*L-1 Identity Solutions, Inc.          404,991   4,750,544
           *Lattice Semiconductor Corp.            251,194   1,705,607
           *Lawson Software, Inc.                  329,733   3,650,144
           *LeCroy Corp.                            11,315     147,774
           *LoJack Corp.                            27,715     126,935
           *LookSmart, Ltd.                         36,482      70,775
           *Loral Space & Communications, Inc.      44,659   3,121,664
           *LTX-Credence Corp.                      32,973     285,876
            Marchex, Inc.                          111,720     788,743
           *Mastech Holdings, Inc.                   1,502       5,828
           *Mattson Technology, Inc.               241,073     559,289
           *Measurement Specialties, Inc.           74,103   2,577,302
           *MEMC Electronic Materials, Inc.        626,190   7,407,828
           *MEMSIC, Inc.                            18,918      66,024
           *Mentor Graphics Corp.                  186,495   2,750,801
           *Mercury Computer Systems, Inc.          95,026   1,834,952
            Methode Electronics, Inc.              187,972   2,323,334
           *Microsemi Corp.                          9,799     231,256
            MKS Instruments, Inc.                  137,062   3,889,820
            ModusLink Global Solutions, Inc.       256,769   1,345,470
           *MoSys, Inc.                             24,369     150,844
           *Multi-Fineline Electronix, Inc.         75,075   1,999,247
           *Nanometrics, Inc.                       35,382     572,127
           *NAPCO Security Technologies, Inc.       18,112      39,846
           *NCI, Inc. Class A                          970      23,872
           *NetList, Inc.                            3,060       7,252
           *Network Engines, Inc.                   58,614     104,333
           *Network Equipment Technologies, Inc.    26,472      89,211
           *Newport Corp.                           58,592   1,097,428
           *Novatel Wireless, Inc.                 159,775     990,605
           *OmniVision Technologies, Inc.           98,280   3,302,208
           *Online Resources Corp.                 142,221     543,284
           *Oplink Communications, Inc.            110,590   2,189,682

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                     Shares      Value+
                                                     ------      -----

        Information Technology -- (Continued)......
           OPNET Technologies, Inc.................   6,872 $   269,108
          *Opnext, Inc............................. 357,731     844,245
           Optical Cable Corp......................  22,838     102,543
          *Orbcomm, Inc............................ 173,540     537,974
          *OSI Systems, Inc........................  85,952   3,299,697
          *PAR Technology Corp.....................  59,621     252,793
           Park Electrochemical Corp...............  21,400     684,158
          *PC Connection, Inc...................... 111,577     990,804
          *PC Mall, Inc............................  58,159     568,213
          *PC-Tel, Inc.............................  34,660     253,018
          *PDF Solutions, Inc......................  69,575     439,714
          *Perceptron, Inc.........................  30,782     192,695
          *Perficient, Inc......................... 133,677   1,669,626
          *Performance Technologies, Inc...........  55,291     119,981
          *Pericom Semiconductor Corp.............. 135,813   1,234,540
          *Pervasive Software, Inc.................  37,097     252,260
          *Photronics, Inc......................... 289,223   2,524,917
          *Planar Systems, Inc.....................  66,346     165,202
          *PLX Technology, Inc.....................  87,640     300,605
          *Powerwave Technologies, Inc.............  50,540     230,968
          *Presstek, Inc...........................  43,865      79,834
          .*Price Communications Liquidation Trust.  21,600          --
          *Qualstar Corp...........................  34,000      60,180
          *RadiSys Corp............................ 114,478   1,008,551
          *RealNetworks, Inc....................... 660,405   2,443,498
          *Reis, Inc...............................  44,432     433,656
          *Relm Wireless Corp......................  10,962      15,895
           RF Industries, Ltd......................   2,530       9,614
           Richardson Electronics, Ltd.............  77,071   1,038,917
           Rimage Corp.............................  38,227     571,876
          *Rogers Corp.............................  23,708     984,356
          *Rudolph Technologies, Inc............... 119,742   1,354,282
          *S1 Corp................................. 230,309   1,582,223
          *Sanmina-SCI Corp........................ 162,700   1,906,844
          *ScanSource, Inc.........................  29,094   1,040,692
          *SeaChange International, Inc............ 142,208   1,523,048
          *Selectica, Inc..........................     220       1,164
          *Sigma Designs, Inc...................... 159,887   2,040,158
          #*Silicon Graphics International Corp.... 172,425   3,169,172
          *Silicon Image, Inc...................... 212,210   1,765,587
          *Smart Modular Technologies (WWH), Inc... 335,784   3,069,066
          *Smith Micro Software, Inc...............  65,398     504,873
          *Soundbite Communications, Inc...........   3,190       8,422
          *Spansion, Inc. Class A..................   3,687      72,634
          *Spectrum Control, Inc...................  64,871   1,290,284
          *SRA International, Inc..................  50,014   1,549,934
           Stamps.com, Inc.........................   5,246      70,926
          *Standard Microsystems Corp.............. 110,186   2,991,550
          *StarTek, Inc............................  71,718     390,146
          *Stream Global Services, Inc.............   2,831       9,229
          #*SunPower Corp. Class A................. 301,848   6,571,231
          *Super Micro Computer, Inc...............   6,061     103,401
          *Support.com, Inc........................ 226,921   1,300,257
          *Sycamore Networks, Inc.................. 136,504   3,344,348
          *Symmetricom, Inc........................ 163,188     995,447
          *SYNNEX Corp............................. 164,490   5,515,350
          #*Take-Two Interactive Software, Inc.....  66,614   1,077,815
          *Tech Data Corp.......................... 261,278  13,881,700
          *TechTarget, Inc.........................  64,979     561,419
          *TeleCommunication Systems, Inc.......... 228,284   1,052,389
           Telular Corp............................  69,137     483,268

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                  Shares       Value+
                                                  ------       -----

          Information Technology -- (Continued)
             Tessco Technologies, Inc.            34,518 $    406,967
            *Tessera Technologies, Inc.           79,365    1,568,252
             TheStreet.com, Inc.                 158,346      570,046
            #*THQ, Inc.                          303,935    1,227,897
            *Tier Technologies, Inc.               2,943       16,451
            *Tollgrade Communications, Inc.       56,977      574,898
            *Trident Microsystems, Inc.          181,558      183,374
            *Trio-Tech International                 979        4,327
            *Triquint Semiconductor, Inc.        324,199    4,464,220
            *TTM Technologies, Inc.              167,951    3,211,223
            *Ultratech, Inc.                      57,196    1,790,807
             United Online, Inc.                 418,770    2,763,882
            *UTStarcom, Inc.                     641,932    1,649,765
            *Viasystems Group, Inc.                9,320      243,345
            *Vicon Industries, Inc.               22,202      108,790
            *Video Display Corp.                   3,874       13,985
            *Virtusa Corp.                       134,264    2,505,366
            *Vishay Intertechnology, Inc.        332,704    6,347,992
             Wayside Technology Group, Inc.        4,968       69,800
            *Web.com Group, Inc.                 105,922    1,671,449
            *Westell Technologies, Inc.           29,732      107,035
            *WPCS International, Inc.             29,368       76,357
            *X-Rite, Inc.                         27,437      134,716
            *Zoran Corp.                         289,357    3,029,568
            *Zygo Corp.                           64,406      962,870
                                                         ------------
          Total Information Technology..........          419,732,609
                                                         ------------

          Materials -- (6.9%)...................
             A. Schulman, Inc.                   140,527    3,558,144
            *A.M. Castle & Co.                   119,481    2,255,801
            *American Pacific Corp.               24,861      153,392
             American Vanguard Corp.              33,494      298,766
            *Arabian American Development Co.      5,438       22,187
             Ashland, Inc.                       213,705   13,266,806
            #Boise, Inc.                         444,789    4,367,828
             Buckeye Technologies, Inc.          222,997    6,279,596
             Cabot Corp.                         128,830    5,778,025
            *Century Aluminum Co.                556,132   11,111,517
            *Clearwater Paper Corp.                7,000      549,360
            *Coeur d'Alene Mines Corp.           329,341   10,443,403
             Commercial Metals Co.               486,712    8,157,293
            *Core Molding Technologies, Inc.      11,436       96,062
             Cytec Industries, Inc.              105,355    6,182,231
             Domtar Corp.                        117,487   10,928,641
            *Ferro Corp.                         291,389    4,370,835
             Friedman Industries, Inc.            31,741      336,455
            *Georgia Gulf Corp.                  141,397    5,568,214
            *Golden Minerals, Co.                  2,978       59,560
            *Graphic Packaging Holding Co.       416,534    2,286,772
             H.B. Fuller Co.                      91,098    1,990,491
             Haynes International, Inc.           57,444    3,104,274
            *Headwaters, Inc.                    310,000    1,692,600
            #*Hecla Mining Co.                   386,510    3,637,059
            *Horsehead Holding Corp.             158,903    2,505,900
             Huntsman Corp.                      338,341    7,054,410
             Innophos Holdings, Inc.              28,686    1,329,309
            *Innospec, Inc.                       11,553      435,086
             Kaiser Aluminum Corp.                89,025    4,461,043
            *KapStone Paper & Packaging Corp.    244,040    4,241,415
             KMG Chemicals, Inc.                  11,417      235,076
            *Landec Corp.                        132,923      861,341

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        Shares       Value+
                                                        ------       -----

    Materials -- (Continued)..........................
      *Louisiana-Pacific Corp......................... 607,697 $  5,651,582
      *LSB Industries, Inc............................     211        8,514
      *Materion Corp..................................  96,017    4,009,670
       MeadWestavco Corp.............................. 402,152   13,548,501
      *Mercer International, Inc...................... 210,144    2,557,452
      *Metals USA Holdings Corp.......................   9,452      160,684
       Minerals Technologies, Inc.....................  41,326    2,810,168
      *Mod-Pac Corp...................................   1,290        6,953
       Myers Industries, Inc.......................... 185,183    1,975,903
       Neenah Paper, Inc..............................  49,092    1,145,316
       NL Industries, Inc.............................  85,126    1,212,194
      *Northern Technologies International Corp.......   4,658       72,292
       Olympic Steel, Inc.............................  67,390    1,979,244
      *OM Group, Inc.................................. 156,835    5,683,700
       P.H. Glatfelter Co............................. 240,760    3,274,336
      *Penford Corp...................................  61,758      346,462
       PolyOne Corp...................................  52,788      764,370
       Quaker Chemical Corp...........................  19,071      861,628
       Reliance Steel & Aluminum Co................... 209,025   11,832,905
      *RTI International Metals, Inc.................. 166,179    5,307,757
       Schnitzer Steel Industries, Inc. Class A.......  76,730    4,762,631
       Schweitzer-Maudoit International, Inc..........  24,963    1,294,082
       Sensient Technologies Corp..................... 161,379    6,114,650
      *Spartech Corp.................................. 158,583    1,132,283
       Synalloy Corp..................................  11,320      169,800
       Temple-Inland, Inc.............................   8,780      206,593
       Texas Industries, Inc.......................... 125,798    5,304,902
      #*U.S. Gold Corp................................ 231,209    2,173,365
      *United States Lime & Minerals, Inc.............   4,074      168,501
      *Universal Stainless & Alloy Products, Inc......  35,538    1,288,252
       Wausau Paper Corp.............................. 198,577    1,340,395
       Westlake Chemical Corp......................... 164,151   10,776,513
       Worthington Industries, Inc.................... 216,892    4,678,360
      *Zoltek Cos., Inc............................... 176,135    2,263,335
                                                               ------------
    Total Materials...................................          232,502,185
                                                               ------------

    Other -- (0.0%)...................................
      *All American Group, Inc. Escrow Shares.........  24,733           --
                                                               ------------

    Real Estate Investment Trusts -- (0.0%)...........
      *Transcontinental Realty Investors, Inc.........     148          471
                                                               ------------

    Telecommunication Services -- (1.2%)..............
      *FiberTower Corp................................  99,001      133,651
      *General Communications, Inc. Class A........... 192,934    2,218,741
       HickoryTech Corp...............................  49,185      467,258
       IDT Corp. Class B..............................  88,306    2,559,991
      #*Iridium Communications, Inc................... 247,250    1,935,968
      #*Leap Wireless International, Inc.............. 362,407    5,378,120
      *MetroPCS Communications, Inc................... 720,666   12,128,809
      #*Neutral Tandem, Inc...........................  33,673      514,860
      *Premiere Global Services, Inc..................  67,040      530,286
      *Primus Telecommunications Group, Inc...........   6,549       90,049
      *SureWest Communications........................  72,206    1,052,041
       Telephone & Data Systems, Inc.................. 155,627    5,222,842
       Telephone & Data Systems, Inc. Special Shares.. 113,393    3,305,406
      *United States Cellular Corp....................  77,096    3,796,207
       USA Mobility, Inc..............................  14,797      228,614
       Warwick Valley Telephone Co....................   7,725      115,875
      *Xeta Corp......................................   9,771       53,740
                                                               ------------
    Total Telecommunication Services..................           39,732,458
                                                               ------------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                Shares         Value+
                                                                                                ------         -----

Utilities -- (0.4%).......................................................................
   Consolidated Water Co., Ltd............................................................       5,449 $       53,455
  #*Dynegy, Inc...........................................................................     273,675      1,735,099
  *GenOn Energy, Inc......................................................................   2,304,347      9,056,084
   Middlesex Water Co.....................................................................       3,729         70,404
  #Ormat Technologies, Inc................................................................      17,355        432,140
   Pennichuck Corp........................................................................       4,999        141,622
   SJW Corp...............................................................................      54,556      1,267,881
  *Synthesis Energy Systems, Inc..........................................................     103,702        415,845
                                                                                                       --------------
Total Utilities...........................................................................                 13,172,530
                                                                                                       --------------
TOTAL COMMON STOCKS.......................................................................              3,023,359,312
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
  *Capital Bank Corp. Rights 03/04/11.....................................................         200             --
  #*Central Pacific Financial Corp. Rights 05/06/11.......................................       5,981         32,596
  *Federal-Mogul Corp. Warrants 12/27/14..................................................       7,455          3,131
  .*First Federal Bancshares of Arkansas, Inc. Rights.....................................       4,392         30,305
  .*Macatawa Bank Corp. Rights............................................................      68,149             --
                                                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................................................                     66,032
                                                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................   6,507,055      6,507,055
                                                                                                       --------------

                                                                                               Shares/
                                                                                                  Face
                                                                                                Amount
                                                                                                ------
                                                                                                 (000)

SECURITIES LENDING COLLATERAL -- (10.4%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 352,488,661    352,488,661
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,040,164
 FNMA 3.500%, 02/01/26, valued at $1,045,840) to be repurchased at $1,015,383.............      $1,015      1,015,378
                                                                                                       --------------

TOTAL SECURITIES LENDING COLLATERAL.......................................................                353,504,039
                                                                                                       --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,715,506,595)....................................................................             $3,383,436,438
                                                                                                       ==============

                        U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                           Shares      Value+
                                                           ------      -----

  COMMON STOCKS -- (83.3%).............................
  Consumer Discretionary -- (14.3%)
    *1-800-FLOWERS.COM, Inc.                              163,725 $   548,479
    #*4Kids Entertainment, Inc.                           214,383      42,877
    #Aaron's, Inc.                                        101,020   2,908,366
    *AC Moore Arts & Crafts, Inc.                         677,925   1,843,956
    *AFC Enterprises, Inc.                                168,081   2,531,300
    #*AH Belo Corp.                                       215,896   1,796,255
    #Aldila, Inc.                                          77,084     331,461
    #*Ambassadors International, Inc.                      13,999       3,500
     Amcon Distributing Co.                                 1,275      89,250
    #*American Apparel, Inc.                                3,219       4,668
    #*American Axle & Manufacturing Holdings, Inc.         55,033     704,422
    *American Biltrite, Inc.                                5,226      54,873
    #American Greetings Corp. Class A                   1,790,470  44,045,562
    *America's Car-Mart, Inc.                               3,088      75,594
    *Arctic Cat, Inc.                                     269,671   4,527,776
     Ark Restaurants Corp.                                      8         133
    *Ascent Media Corp.                                    74,233   3,565,411
    #*Atrinsic, Inc.                                       33,956      88,286
    *Audiovox Corp. Class A                               389,009   2,870,886
    *Ballantyne Strong, Inc.                              238,519   1,610,003
    #Barnes & Noble, Inc.                                 615,523   6,764,598
    #*Bassett Furniture Industries, Inc.                  179,944   1,614,098
    #*Beasley Broadcast Group, Inc.                        65,151     439,118
    #*Beazer Homes USA, Inc.                            2,180,236  10,159,900
     bebe stores, Inc.                                     99,541     668,916
    *Belo Corp.                                           382,376   3,231,077
    #*Benihana, Inc.                                       81,464     720,956
    *Benihana, Inc. Class A                               118,343   1,047,336
    *Biglari Holdings, Inc.                                24,324  10,635,426
    #*Black Diamond, Inc.                                 358,073   2,449,219
    #*Blockbuster, Inc. Class A                            59,100       3,723
    *Bluegreen Corp.                                      951,398   3,700,938
     Blyth, Inc.                                            2,661     125,440
     Bob Evans Farms, Inc.                                958,265  30,051,190
    #*Bon-Ton Stores, Inc. (The).......................    95,456   1,324,929
    #Books-A-Million, Inc..............................   322,557   1,490,213
    #*Borders Group, Inc.                                   6,378       1,977
     Bowl America, Inc. Class A                            17,959     228,079
    #*Boyd Gaming Corp.                                 1,452,948  12,989,355
    #*Brookfield Residential Properties, Inc.             367,267   4,535,747
    #Brown Shoe Co., Inc.                                 635,944   8,044,692
    #Brunswick Corp.                                      504,820  11,797,643
    *Build-A-Bear-Workshop, Inc.                          457,481   2,804,359
    #*Cabela's, Inc.                                    1,608,803  41,088,829
    *Cache, Inc.                                          309,542   1,776,771
    .*California Coastal Communities, Inc.                126,985          --
    #Callaway Golf Co.                                  1,205,856   8,537,460
    *Cambium Learning Group, Inc.                         223,161     767,674
    *Canterbury Park Holding Corp.                         17,106     222,207
    #*Carmike Cinemas, Inc.                                83,751     608,032
    *Carriage Services, Inc.                              337,844   2,162,202
    #*Cavco Industries, Inc.                               59,101   2,747,014
    *Central European Media Enterprises, Ltd. Class A      19,392     444,271
    #*Charles & Colvard, Ltd.                              14,592      40,128
    #*Charming Shoppes, Inc.                            2,352,804  10,658,202
     Christopher & Banks Corp.                            361,824   2,225,218
     Churchill Downs, Inc.                                 48,367   2,017,388
    *Coast Distribution System, Inc.                       92,516     358,962

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       Shares      Value+
                                                       ------      -----

      Consumer Discretionary -- (Continued)........
        *Cobra Electronics Corp....................   216,452 $   841,998
        #*Collective Brands, Inc...................   399,751   8,394,771
        #Collectors Universe, Inc..................    37,436     578,012
        #*Conn's, Inc..............................   565,358   3,703,095
        #*Core-Mark Holding Co., Inc...............   275,232   9,223,024
        *Cost Plus, Inc............................   143,162   1,559,034
         CPI Corp..................................     5,300      95,241
        *Craftmade International, Inc..............     1,800       7,560
        #*Crown Media Holdings, Inc................   437,896     958,992
         CSS Industries, Inc.......................   261,750   5,046,540
        *Culp, Inc.................................    34,911     351,903
        #*Cumulus Media, Inc.......................   816,614   3,797,255
        *Cybex International, Inc..................   231,960     248,197
        *Cycle Country Accessories Corp............     4,215       1,517
        *Dana Holding Corp......................... 1,429,995  25,983,009
        *Decorator Industries, Inc.................    15,826      12,661
        *dELiA*s, Inc..............................   271,854     481,182
        *Delta Apparel, Inc........................   185,769   3,286,254
         Destination Maternity Corp................   226,503   5,293,375
        #Dillard's, Inc. Class A................... 1,637,833  78,648,741
        #*DineEquity, Inc..........................   131,882   6,590,144
        *Dixie Group, Inc..........................   286,765   1,233,089
        *Dolan Media Co............................    62,378     734,189
        *Domino's Pizza, Inc.......................   183,374   3,405,255
        *Dorman Products, Inc......................   294,575  11,488,425
         Dover Downs Gaming & Entertainment, Inc...    19,623      69,073
        *Dover Motorsports, Inc....................   319,398     622,826
        #*drugstore.com, Inc.......................   659,979   2,494,721
        *Duckwall-ALCO Stores, Inc.................    97,600   1,243,424
         EDCI Holdings, Inc........................   122,643     439,675
        *ELXSI Corp................................    27,300     153,426
        *Emerson Radio Corp........................   153,869     372,363
        #*Emmis Communications Corp. Class A.......   643,656     778,824
         Escalade, Inc.............................     4,353      23,811
        #*EW Scripps Co. Class A (The)............. 1,007,795   9,574,052
        *Exide Technologies........................   276,195   2,772,998
        *Famous Dave's of America, Inc.............    21,457     211,351
        *Federal Screw Works.......................     3,125      12,594
        #*Federal-Mogul Corp.......................   305,134   8,086,051
        *Fisher Communications, Inc................    77,531   2,345,313
         Flanigan's Enterprises, Inc...............     4,740      37,636
         Flexsteel Industries, Inc.................   196,799   2,812,258
         Foot Locker, Inc..........................   390,119   8,395,361
        *Footstar, Inc.............................   468,700     431,204
        *Frederick's of Hollywood Group, Inc.......     9,500       7,789
        #Fred's, Inc...............................   771,844  10,774,942
         Frisch's Restaurants, Inc.................    34,366     779,421
        #*Full House Resorts, Inc..................    89,057     356,228
        *Furniture Brands International, Inc....... 1,167,729   5,651,808
         Gaiam, Inc................................    88,451     526,283
        *GameTech International, Inc...............   119,781      23,980
         Gaming Partners International Corp........    44,581     314,296
        #*Gaylord Entertainment Co................. 1,237,351  44,383,780
        *Geeknet, Inc..............................    72,298   1,844,322
        #*Genesco, Inc.............................   472,987  19,099,215
        *Golfsmith International Holdings, Inc.....     4,291      21,283
        #*Gray Television, Inc.....................   798,818   2,228,702
        *Gray Television, Inc. Class A.............    23,767      57,991
        *Great Wolf Resorts, Inc...................   903,664   1,924,804
        #Group 1 Automotive, Inc...................   688,036  29,613,069
        *Hallwood Group, Inc.......................     3,300      72,963

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                          ------      -----

   Consumer Discretionary -- (Continued)..............
     *Hampshire Group, Ltd............................    41,080 $   131,045
     #*Harris Interactive, Inc........................   339,073     335,682
      Harte-Hanks, Inc................................    15,328     142,397
     *Hastings Entertainment, Inc.....................   306,501   1,538,635
      Haverty Furniture Cos., Inc.....................   534,133   6,997,142
      Haverty Furniture Cos., Inc. Class A............     5,381      69,953
     *Heelys, Inc.....................................    60,428     132,337
     *Helen of Troy, Ltd..............................   713,514  22,204,556
     *Hollywood Media Corp............................   477,759     812,190
      Hooker Furniture Corp...........................   224,343   2,790,827
     #Hot Topic, Inc..................................   814,931   5,468,187
     #*Hovnanian Enterprises, Inc.....................   815,030   2,616,246
     #*Iconix Brand Group, Inc........................ 1,499,001  36,710,534
      International Speedway Corp.....................   374,876  11,471,206
     #*Isle of Capri Casinos, Inc.....................   491,098   4,685,075
     *J. Alexander's Corp.............................   150,004     897,024
     #*Jackson Hewitt Tax Service, Inc................   263,248     136,915
     #*Jaclyn, Inc....................................    40,909     220,090
     #*JAKKS Pacific, Inc.............................   836,820  17,606,693
     *Johnson Outdoors, Inc. Class A..................   199,274   3,305,956
     #Jones Group, Inc. (The)......................... 1,103,657  15,042,845
     *Journal Communications, Inc.....................   158,222     862,310
      KB Home.........................................   251,131   2,965,857
     *Kenneth Cole Productions, Inc. Class A..........   358,431   4,828,066
     *Kid Brands, Inc.................................   155,672   1,137,962
     *Knology, Inc....................................   265,831   4,053,923
     *Kona Grill, Inc.................................    86,151     493,645
      KSW, Inc........................................    29,698     108,101
     #*K-Swiss, Inc. Class A..........................   110,004   1,354,149
     #Lacrosse Footwear, Inc..........................     1,600      26,592
     *Lakeland Industries, Inc........................   140,765   1,224,656
     *Lakes Entertainment, Inc........................   514,501   1,178,207
     *Lazare Kaplan International, Inc................   134,961     200,417
     #*La-Z-Boy, Inc..................................   789,965   9,289,988
     #*Lee Enterprises, Inc...........................   769,994   1,101,091
     #*Libbey, Inc....................................   425,917   7,261,885
     *Liberty Media Corp. Capital Class B.............     2,845     233,446
     #*Lifetime Brands, Inc...........................   350,080   5,573,274
     *LIN TV Corp. Class A............................   446,993   2,391,413
     #Lithia Motors, Inc..............................   579,061  10,533,120
     #*Live Nation Entertainment, Inc................. 1,343,157  14,895,611
     #*LodgeNet Interactive Corp......................   292,059   1,025,127
     *Luby's, Inc.....................................   431,727   2,158,635
     *M/I Homes, Inc..................................   356,664   4,740,065
     #Mac-Gray Corp...................................   307,571   5,210,253
     *Madison Square Garden, Inc......................    86,504   2,365,884
      Marcus Corp.....................................   531,224   5,891,274
     #*MarineMax, Inc.................................   543,924   5,199,913
     *MAXXAM, Inc.....................................       213     146,438
     #*McClatchy Co. (The)............................ 1,097,206   3,138,009
     *McCormick & Schmick's Seafood Restaurants, Inc..   116,090   1,059,902
      McRae Industries, Inc. Class A..................    30,453     445,984
     *Meade Instruments Corp..........................     3,289      12,235
     #*Media General, Inc. Class A....................   505,476   2,724,516
     #Men's Wearhouse, Inc. (The).....................   975,156  27,197,101
     #*Meritage Homes Corp............................   303,639   7,260,008
     *Modine Manufacturing Co.........................   311,847   5,553,995
     *Monarch Casino & Resort, Inc....................     1,004      11,506
     *Morton's Restaurant Group, Inc..................   216,385   1,601,249
     *Motorcar Parts of America, Inc..................    74,044   1,030,692
     *Movado Group, Inc...............................   458,296   7,648,960

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            Shares      Value+
                                                            ------      -----

 Consumer Discretionary -- (Continued)
   *MTR Gaming Group, Inc.                                 403,465 $ 1,069,182
   *Multimedia Games Holding Co., Inc.                     348,629   2,046,452
    National CineMedia, Inc.                                52,426     914,309
   *Nautilus, Inc.                                         164,843     534,091
   *Navarre Corp.                                           60,371     115,912
   *Nevada Gold & Casinos, Inc.                            152,348     257,468
   *New Frontier Media, Inc.                               308,544     546,123
   *New York & Co., Inc.                                   268,783   1,650,328
   *Nexstar Broadcasting Group, Inc.                        97,519     813,308
   *Nobel Learning Communities, Inc.                        10,268     102,167
   *Nobility Homes, Inc.                                    10,646      96,240
   #*O'Charley's, Inc.                                     584,353   3,821,669
   *Orange 21, Inc.                                          1,559       2,572
   #*Orient-Express Hotels, Ltd.                         2,248,429  27,588,224
  .#*Orleans Homebuilders, Inc..........................   131,309          --
    Outdoor Channel Holdings, Inc.                         166,177   1,188,166
   #*P & F Industries, Inc. Class A                         11,040      42,283
   #*Pacific Sunwear of California, Inc.                 1,646,848   5,253,445
   #*Penske Automotive Group, Inc.                       1,718,788  38,638,354
   #Pep Boys - Manny, Moe & Jack (The)                   1,126,205  15,429,008
   *Perry Ellis International, Inc.                        421,739  11,884,605
   *Pinnacle Entertainment, Inc.                             2,098      29,120
   #*Point.360                                             123,641      92,113
   #*PokerTek, Inc.                                          1,614       2,365
   *Premier Exhibitions, Inc.                              240,037     427,266
    Primedia, Inc.                                         450,358   2,206,754
   *Q.E.P. Co., Inc.                                        42,317     697,807
   #*Quantum Fuel Systems Technologies Worldwide, Inc.      12,025      31,024
   *Quiksilver, Inc.                                     1,405,106   6,112,211
   #*Radio One, Inc.                                       625,385   1,819,870
   #*Reading International, Inc. Class A                   168,095     815,261
   *Red Lion Hotels Corp.                                  529,202   4,630,518
   #*Red Robin Gourmet Burgers, Inc.                       376,085  10,225,751
   #Regis Corp.                                          1,647,677  28,010,509
   #Rent-A-Center, Inc.                                  1,421,975  43,299,139
   *Retail Ventures, Inc.                                  702,677  14,425,959
   #*Rick's Cabaret International, Inc.                    172,336   1,804,358
   .*Riviera Holdings Corp.                                 16,400          --
   #*Rockford Corp.                                        185,385     556,155
   *Rocky Brands, Inc.                                     110,155   1,677,661
   *Ruby Tuesday, Inc.                                   1,122,103  11,793,303
   *Saga Communications, Inc.                              116,719   4,191,379
   #*Saks, Inc.                                          3,558,394  42,558,392
    Salem Communications Corp.                              65,578     236,081
   #Scholastic Corp.                                     1,528,917  40,179,939
   #*Sealy Corp.                                            86,805     229,165
    Service Corp. International                          1,095,357  12,892,352
    Shiloh Industries, Inc.                                194,379   2,217,864
   *Shoe Carnival, Inc.                                    372,053  10,889,991
    Sinclair Broadcast Group, Inc. Class A                 222,456   2,556,019
   #*Skechers U.S.A., Inc. Class A                         316,742   6,033,935
    Skyline Corp.                                            2,813      55,163
    Sonesta International Hotels Corp. Class A               3,233      62,575
   #*Spanish Broadcasting System, Inc.                      82,190      63,286
    Spartan Motors, Inc.                                   580,409   3,923,565
   #*Spectrum Group International, Inc.                    312,991     860,725
   #Speedway Motorsports, Inc.                             848,308  13,216,639
   *Sport Chalet, Inc. Class A                              82,937     151,775
   *Sport Chalet, Inc. Class B                              15,675      36,052
   *Sport-Haley, Inc.                                       29,076      27,041
    Stage Stores, Inc.                                   1,009,407  19,441,179

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      Shares         Value+
                                                      ------         -----

     Consumer Discretionary -- (Continued)........
        Standard Motor Products, Inc..............   409,763 $    5,839,123
       #*Standard Pacific Corp....................   748,135      2,887,801
       *Stanley Furniture, Inc....................    81,686        460,709
       *Star Buffet, Inc..........................     7,100          5,396
        Stein Mart, Inc...........................     5,500         59,840
       *Steinway Musical Instruments, Inc.........   286,143      7,153,575
       #Stewart Enterprises, Inc.................. 2,681,851     21,749,812
       *Stoneridge, Inc...........................   363,853      5,566,951
        Strattec Security Corp....................    46,782      1,343,111
       #Superior Industries International, Inc....   668,147     16,884,075
       *Syms Corp.................................   414,326      3,289,748
       *Systemax, Inc.............................    14,584        188,863
       *Tandy Brands Accessories, Inc.............   200,326        504,822
        Tandy Leather Factory, Inc................   134,235        626,877
       *Trans World Entertainment Corp............   634,084      1,058,920
       *Tuesday Morning Corp...................... 1,307,967      6,539,835
       #*Unifi, Inc...............................   421,533      6,879,419
       *Valassis Communications, Inc..............    19,849        572,247
       *Valuevision Media, Inc. Class A...........     4,317         27,542
       #*Walking Co. Holdings, Inc. (The).........    24,077         74,398
       #*Wells-Gardner Electronics Corp...........    55,466        110,377
       #*West Marine, Inc.........................   556,871      6,058,756
       #*Wet Seal, Inc. (The).....................   162,913        716,817
       #*Zale Corp................................ 1,488,264      5,476,812
                                                             --------------
     Total Consumer Discretionary.................            1,368,648,632
                                                             --------------

     Consumer Staples -- (2.5%)...................
       #*Alliance One International, Inc.......... 1,084,643      4,327,726
        Bridgford Foods Corp......................    39,582        405,320
       *Cagle's, Inc. Class A.....................   120,259        734,782
        CCA Industries, Inc.......................    32,297        188,937
       *Central European Distribution Corp........    62,468        738,372
       *Central Garden & Pet Co...................   302,339      2,953,852
       *Central Garden & Pet Co. Class A..........   699,742      7,011,415
       #*Chiquita Brands International, Inc....... 1,186,759     18,893,203
       #*Craft Brewers Alliance, Inc..............   238,290      2,194,651
       *Crystal Rock Holdings, Inc................    15,611         12,801
       #*Cuisine Solutions, Inc...................   182,878        219,454
       *Dean Foods Co.............................   158,340      1,771,825
       #*Dole Food Co., Inc.......................   444,342      6,136,363
       *Elizabeth Arden, Inc......................    10,063        302,494
       #Fresh Del Monte Produce, Inc.............. 1,152,694     31,249,534
        Griffin Land & Nurseries, Inc. Class A....    19,801        530,271
       *Hain Celestial Group, Inc................. 1,311,686     44,610,441
       *Harbinger Group, Inc......................   412,482      2,503,766
      .#*HQ Sustainable Maritime Industries, Inc..    13,121         36,476
       #Imperial Sugar Co.........................   364,980      4,992,926
        Ingles Markets, Inc.......................   154,694      2,940,733
       #*John B. Sanfilippo & Son, Inc............   197,394      2,171,334
       *Katy Industries, Inc......................   122,800         24,560
       *Mannatech, Inc............................    88,746        148,206
        MGP Ingredients, Inc......................   300,351      2,622,064
        Nash-Finch Co.............................   264,905      9,859,764
       *Natural Alternatives International, Inc...    75,211        341,458
       *Nutraceutical International Corp..........    49,495        784,991
       #Oil-Dri Corp. of America..................    89,472      1,976,436
       *Omega Protein Corp........................   416,408      5,363,335
        Orchids Paper Products Co.................       329          3,853
       *Pantry, Inc...............................   301,604      4,668,830
       *Parlux Fragrances, Inc....................   436,584      1,458,191
       *PC Group, Inc.............................     9,849          1,970

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    Shares       Value+
                                                    ------       -----

        Consumer Staples -- (Continued).........
          *Physicians Formula Holdings, Inc.....   363,152 $  1,924,706
          *Pilgrim's Pride Corp.................    38,816      228,238
          #*Prestige Brands Holdings, Inc....... 1,323,590   15,287,464
           Reliv' International, Inc............    13,103       25,289
          *Revlon, Inc..........................    33,702      580,348
          *Scheid Vineyards, Inc................     6,720       59,640
          *Seneca Foods Corp....................    50,498    1,411,924
          *Seneca Foods Corp. Class B...........    23,036      644,202
          *Smart Balance, Inc................... 1,051,152    5,024,507
          #Spartan Stores, Inc..................   281,246    4,390,250
          #*Spectrum Brands Holdings, Inc.......   132,287    4,299,328
           Stephan Co. (The)....................    56,795      139,148
          *Susser Holdings Corp.................    54,660      753,761
           Tasty Baking Co......................    99,014      394,571
          #Universal Corp.......................   646,975   28,065,776
           Weis Markets, Inc....................     8,733      360,411
          #*Winn-Dixie Stores, Inc.............. 1,408,698    9,987,669
                                                           ------------
        Total Consumer Staples..................            235,757,566
                                                           ------------

        Energy -- (8.9%)........................
           Adams Resources & Energy, Inc........   104,529    3,075,243
          #Alon USA Energy, Inc.................   341,245    4,692,119
          *Approach Resources, Inc..............   244,475    7,197,344
          *Barnwell Industries, Inc.............    82,918      572,963
          *Basic Energy Services, Inc...........   931,841   28,644,792
           Berry Petroleum Corp. Class A........    54,192    2,879,221
          *Bill Barrett Corp....................   781,488   32,611,494
          *Bolt Technology Corp.................    33,197      486,004
          *Bristow Group, Inc...................   994,046   46,123,734
          *Bronco Drilling Co., Inc.............   715,957    7,861,208
          *Cal Dive International, Inc..........   296,422    2,329,877
          *Callon Petroleum Co..................   527,572    3,613,868
          *Clayton Williams Energy, Inc.........       300       27,171
          *Complete Production Services, Inc.... 1,711,791   58,098,187
          #*Comstock Resources, Inc.............   189,162    6,064,534
          *Crimson Exploration, Inc.............   165,322      669,554
          #Crosstex Energy, Inc.................   738,725    7,793,549
          *CVR Energy, Inc...................... 1,157,012   25,720,377
          #*Dawson Geophysical Co...............   159,069    7,094,477
           Delek US Holdings, Inc...............   625,182    8,396,194
          #*Delta Petroleum Corp................    61,434       51,426
          #DHT Holdings, Inc....................   300,889    1,302,849
          #*Double Eagle Petroleum Co...........   114,627    1,166,903
          *Endeavour International Corp.........    85,653    1,241,968
          *Energy Partners, Ltd.................   279,701    5,093,355
          *ENGlobal Corp........................    27,285      111,323
          *Evolution Petroleum Corp.............    34,998      277,534
          #*Exterran Holdings, Inc.............. 1,702,183   36,954,393
          #Frontier Oil Corp.................... 1,949,845   54,478,669
          *General Maritime Corp................   943,809    2,019,751
          *Geokinetics, Inc.....................    87,031      831,146
          *GeoMet, Inc..........................    96,021      139,230
          #*Global Industries, Ltd.............. 2,067,483   20,385,382
          *GMX Resources, Inc...................   311,445    1,831,297
          #*Goodrich Petroleum Corp.............   119,375    2,682,356
          #*Green Plains Renewable Energy, Inc..   251,270    3,145,900
           Gulf Island Fabrication, Inc.........   235,340    8,316,916
          *Gulfmark Offshore, Inc...............   561,259   23,892,796
          #*Harvest Natural Resources, Inc......   845,873   11,689,965
          *Helix Energy Solutions Group, Inc.... 2,847,335   53,900,052
          *Hercules Offshore, Inc............... 2,467,897   15,486,054

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                        ------       -----

     Energy -- (Continued)..........................
       *HKN, Inc....................................    81,282 $    251,161
       #*Hornbeck Offshore Services, Inc............   665,727   19,459,200
       #*International Coal Group, Inc.............. 2,964,809   32,701,843
       #*Mexco Energy Corp..........................       333        3,830
       *Mitcham Industries, Inc.....................   171,387    2,738,764
       #*Natural Gas Services Group, Inc............   215,821    3,891,253
       *New Concept Energy, Inc.....................       974        2,922
       #*Newpark Resources, Inc..................... 1,465,320   13,231,840
       #Overseas Shipholding Group, Inc.............   848,663   23,643,751
       *OYO Geospace Corp...........................    19,743    1,841,627
       #*Pacific Ethanol, Inc.......................   122,833       57,732
       *Parker Drilling Co.......................... 2,397,912   17,097,113
       *Patriot Coal Corp...........................   703,745   17,720,299
       #Penn Virginia Corp.......................... 1,016,748   15,718,924
       #*Petroleum Development Corp.................   558,081   22,222,785
       *PHI, Inc. Non-Voting........................   300,874    6,733,560
       #*PHI, Inc. Voting...........................     1,386       30,284
       *Pioneer Drilling Co......................... 1,959,041   30,365,136
       *Rentech, Inc................................   613,036      680,470
       *REX American Resources Corp.................   234,850    4,058,208
       *Rosetta Resources, Inc......................    40,586    1,864,115
       #SEACOR Holdings, Inc........................   362,962   35,871,534
       #*Seahawk Drilling, Inc......................     8,047       59,145
       *SemGroup Corp. Class A......................    86,122    2,415,722
       #*SulphCo, Inc...............................   589,396       54,224
       *Superior Energy Services, Inc...............   579,317   22,257,359
       *Swift Energy Corp...........................   176,128    6,902,456
       *Tetra Technologies, Inc.....................   954,251   14,094,287
       *TGC Industries, Inc.........................   165,122    1,358,954
       *Toreador Resources Corp.....................    19,833      160,846
       #*Trico Marine Services, Inc.................   286,143       11,446
       #*Tri-Valley Corp............................    61,773       48,807
       *Union Drilling, Inc.........................   284,507    3,857,915
       #*USEC, Inc.................................. 3,330,962   15,255,806
       *Venoco, Inc.................................   119,772    2,226,561
       *Voyager Oil & Gas, Inc......................    36,985      157,556
       #*Western Refining, Inc...................... 1,925,290   32,652,918
       *Westmoreland Coal Co........................    95,247    1,783,024
       #*Willbros Group, Inc........................   202,285    2,174,564
                                                               ------------
     Total Energy...................................            854,609,116
                                                               ------------

     Financials -- (17.0%)..........................
       *1st Constitution Bancorp....................    13,025      107,586
       #1st Source Corp.............................   591,201   12,545,285
       *1st United Bancorp, Inc.....................     3,946       27,504
        21st Century Holding Co.....................   163,908      483,529
        Abington Bancorp, Inc.......................   365,874    4,434,393
        Access National Corp........................    41,627      324,274
       .*Advanta Corp. Class A......................   115,563           --
       .*Advanta Corp. Class B......................   550,707           --
       #*Affirmative Insurance Holdings, Inc........    99,958      246,896
       #Alliance Financial Corp.....................       600       19,344
       *Altisource Portfolio Solutions SA...........   242,286    7,869,449
       *Amcore Financial, Inc.......................   177,976          249
        Ameriana Bancorp............................    34,757      165,791
       *American Capital, Ltd....................... 5,107,942   52,458,564
       #American Equity Investment Life Holding Co.. 1,561,243   20,077,585
       *American Independence Corp..................    37,990      198,308
       *American River Bankshares...................    73,937      462,106
       *American Safety Insurance Holdings, Ltd.....   175,065    3,564,323
       *AmericanWest Bancorp........................    51,057        1,430

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       Shares      Value+
                                                       ------      -----

       Financials -- (Continued)...................
         #*Ameris Bancorp..........................   215,653 $ 2,143,591
         #*AmeriServe Financial, Inc...............   296,615     711,876
         #*Anchor Bancorp Wisconsin, Inc...........   402,782     334,269
         #*Ante5, Inc..............................    72,013      79,214
          Argo Group International Holdings, Ltd...   917,766  28,827,030
          ASB Financial Corp.......................     4,400      52,800
         #*Asset Acceptance Capital Corp...........    79,879     453,713
         #Asta Funding, Inc........................   212,602   1,724,202
         #Astoria Financial Corp...................   406,736   5,885,470
          Atlantic American Corp...................   238,075     485,673
         *Atlantic Coast Financial Corp............    14,573     142,232
         #*Atlantic Southern Financial Group, Inc..     2,567         385
         *Avatar Holdings, Inc.....................   224,441   4,039,938
         #*B of I Holding, Inc.....................    59,026     991,637
         #Baldwin & Lyons, Inc.....................     3,058      65,823
         #Baldwin & Lyons, Inc. Class B............   367,398   8,483,220
          Bancorp Rhode Island, Inc................    39,198   1,738,823
         *Bancorp, Inc.............................   258,433   2,530,059
          BancorpSouth, Inc........................    90,710   1,229,120
         #*BancTrust Financial Group, Inc..........    98,095     245,237
          Bank Mutual Corp.........................    12,740      52,107
          Bank of Commerce Holdings................     8,510      36,933
         *Bank of Florida Corp.....................    99,764         998
         *Bank of Granite Corp.....................   238,431     233,662
         #*BankAtlantic Bancorp, Inc............... 1,374,716   1,250,029
          BankFinancial Corp.......................   508,810   4,650,523
          Banner Corp..............................   677,602   1,863,405
          Bar Harbor Bankshares....................       530      15,487
          BCB Bancorp, Inc.........................    22,964     252,604
         *BCSB Bancorp, Inc........................       246       3,196
          Beacon Federal Bancorp, Inc..............    18,718     264,673
         *Berkshire Bancorp, Inc...................     4,650      26,133
          Berkshire Hills Bancorp, Inc.............   423,079   9,434,662
         *BFC Financial Corp.......................    11,467       4,587
         *BNCCORP, Inc.............................    30,988      95,753
         #Boston Private Financial Holdings, Inc... 1,630,775  11,399,117
         *Bridge Capital Holdings..................    38,086     391,524
         #Brookline Bancorp, Inc...................   757,891   6,987,755
         *Brunswick Bancorp........................     1,200      10,200
          Bryn Mawr Bank Corp......................    24,845     500,627
          C&F Financial Corp.......................    14,386     302,106
         #California First National Bancorp........   142,062   2,157,922
         *Camco Financial Corp.....................    82,085     142,828
         #*Cape Bancorp, Inc.......................     2,388      24,286
         #*Capital Bank Corp.......................    63,447     269,650
         #Capital City Bank Group, Inc.............    29,224     327,309
          Capital Southwest Corp...................    41,929   4,035,247
          CapitalSource, Inc....................... 3,148,553  21,032,334
         #*Capitol Bancorp, Ltd....................   445,107      75,668
         *Capitol Federal Financial, Inc...........   281,800   3,189,976
          Cardinal Financial Corp..................   164,192   1,845,518
          Carrollton Bancorp.......................    10,378      46,909
         #Carver Bancorp, Inc......................    20,284      12,166
         *Cascade Financial Corp...................    37,314      15,672
         #Cathay General Bancorp................... 1,469,361  25,052,605
         #*Center Financial Corp...................   385,353   2,809,223
          CenterState Banks of Florida, Inc........       269       1,673
         #Central Bancorp, Inc.....................     5,125      97,887
         #*Central Pacific Financial Corp..........     8,922     134,544
         #*Central Virginia Bankshares, Inc........    10,235      12,077
         #*Centrue Financial Corp..................    60,445      41,707

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        Shares      Value+
                                                        ------      -----

     Financials -- (Continued)......................
        Century Bancorp, Inc. Class A...............    16,269 $   448,699
        CFS Bancorp, Inc............................   202,171   1,095,767
       #Chemical Financial Corp.....................   705,157  14,194,810
       #*Chicopee Bancorp, Inc......................    36,416     517,471
       *Citizens Community Bancorp, Inc.............    37,478     199,570
       #*Citizens First Bancorp, Inc................   118,796       4,223
       *Citizens First Corp.........................     2,750      22,357
       #*Citizens Republic Bancorp, Inc.............   220,367     202,297
        Citizens South Banking Corp.................   132,503     629,389
       *CNA Surety Corp............................. 1,073,826  28,445,651
       *CNO Financial Group, Inc.................... 6,898,490  55,601,829
       #CoBiz Financial, Inc........................   127,124     863,172
        Codorus Valley Bancorp, Inc.................     8,175      89,026
       *Colonial Financial Services, Inc............     1,429      17,862
       #*Colony Bankcorp, Inc.......................     6,201      25,362
        Columbia Banking System, Inc................   359,547   6,781,056
       *Commonwealth Bankshares, Inc................    65,793      38,752
       #Community Bank System, Inc..................    98,839   2,472,952
       *Community Bankers Trust Corp................       300         321
       *Community Capital Corp......................    10,021      31,566
       *Community West Bancshares...................    21,017      90,793
       *CompuCredit Holdings Corp...................   413,266   1,760,513
       *Consumer Portfolio Services, Inc............   335,116     368,628
       #*Cowen Group, Inc...........................   104,341     434,059
       *Crescent Financial Corp.....................    46,076     187,990
       #*Dearborn Bancorp, Inc......................    61,066      86,714
       #Delphi Financial Group, Inc. Class A........ 1,255,156  40,102,234
        Donegal Group, Inc. Class A.................   490,086   6,684,773
       #Donegal Group, Inc. Class B.................    54,693     842,819
       *Doral Financial Corp........................    63,213      94,819
       *Eagle Bancorp Montana, Inc..................       125       1,417
        Eastern Insurance Holdings, Inc.............   109,657   1,470,500
       #Eastern Virginia Bankshares, Inc............    17,786      62,785
        ECB Bancorp, Inc............................     8,083      96,188
       #EMC Insurance Group, Inc....................   292,000   6,368,520
       #*Encore Bancshares, Inc.....................    73,327     887,257
       *Encore Capital Group, Inc...................   143,339   4,291,570
       *Endurance Specialty Holdings, Ltd...........    18,521     821,221
        Enterprise Bancorp, Inc.....................     4,169      73,958
        Enterprise Financial Services Corp..........    85,509   1,274,084
       #Epoch Holding Corp..........................    51,235     888,415
        ESB Financial Corp..........................    30,801     522,693
       #ESSA Bancorp, Inc...........................   151,743   1,904,375
       #Evans Bancorp, Inc..........................     3,939      55,737
       #F.N.B. Corp................................. 1,622,777  17,769,408
       #*Farmers Capital Bank Corp..................    46,980     326,981
       #FBL Financial Group, Inc. Class A...........   739,281  22,548,070
       #Federal Agricultural Mortgage Corp..........   225,370   4,270,762
       #Federal Agricultural Mortgage Corp. Class A.     3,592      49,031
        Fidelity Bancorp, Inc.......................    15,983     143,847
       #*Fidelity Southern Corp.....................    24,329     182,954
        Financial Institutions, Inc.................   193,298   3,286,066
       *First Acceptance Corp.......................   865,637   1,566,803
       #First Advantage Bancorp.....................    18,022     246,901
       *First American Financial Corp...............   116,505   1,817,478
       #First Bancorp...............................    34,407     480,322
       .First Bancorp of Indiana, Inc...............     5,430      58,644
       #*First BanCorp..............................    20,957     104,575
       *First Bancshares, Inc.......................    24,243     150,791
        First Bancshares, Inc. (The)................     1,183      10,470
        First Bank of Delaware......................    70,003     140,006

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares      Value+
                                                           ------      -----

   Financials -- (Continued)...........................
     #First Busey Corp.................................   181,514 $   952,948
     #First Business Financial Services, Inc...........    20,264     242,155
     *First California Financial Group, Inc............    10,153      39,089
      First Citizens BancShares, Inc...................    10,555   2,111,106
      First Commonwealth Financial Corp................   736,682   4,567,428
      First Community Bancshares, Inc..................    20,505     304,704
     *First Defiance Financial Corp....................   165,964   2,270,388
     #*First Federal Bancshares of Arkansas, Inc.......   132,281     383,615
     *First Federal of Northern Michigan Bancorp, Inc..    31,310     106,141
     #First Financial Corp.............................   185,842   5,976,679
     #First Financial Holdings, Inc....................   113,158   1,242,475
     #*First Financial Northwest, Inc..................   193,243   1,205,836
     *First Financial Service Corp.....................     9,435      38,212
     *First Interstate Bancsystem, Inc.................       328       4,487
     *First Investors Financial Services Group, Inc....   118,400     825,248
      First M&F Corp...................................    57,653     236,377
     #*First Marblehead Corp. (The)....................   242,969     522,383
     #*First Mariner Bancorp, Inc......................    16,843      11,209
      First Merchants Corp.............................   636,129   5,896,916
      First Midwest Bancorp, Inc.......................   561,150   7,351,065
     #First Niagara Financial Group, Inc............... 3,515,047  50,616,677
      First Pactrust Bancorp, Inc......................    94,925   1,470,388
     #*First Place Financial Corp......................   428,655     771,579
     *First Regional Bancorp...........................   304,399       3,044
     *First Security Group, Inc........................   174,531     151,842
     #First United Corp................................    59,788     212,247
     #First West Virginia Bancorp, Inc.................     7,909     129,708
      Firstbank Corp...................................    90,457     530,078
     *FirstCity Financial Corp.........................   219,914   1,477,822
     *Flagstar Bancorp, Inc............................    81,230     126,719
     #Flagstone Reinsurance Holdings SA................   691,970   5,819,468
      Flushing Financial Corp..........................   378,045   5,564,822
     #*FNB United Corp.................................    22,989      11,035
      Fox Chase Bancorp, Inc...........................    13,732     187,442
     *FPIC Insurance Group, Inc........................   332,270  12,267,408
     #*Frontier Financial Corp.........................    15,438       2,161
      Fulton Financial Corp............................   603,603   7,050,083
      GAINSCO, Inc.....................................       100         641
     #German American Bancorp, Inc.....................     6,456     112,657
     *Gleacher & Co., Inc..............................    15,573      29,433
     *Global Indemnity P.L.C...........................   213,832   5,461,269
     #*Greene Bancshares, Inc..........................   173,437     352,077
     #GS Financial Corp................................     1,913      39,331
     *Guaranty Bancorp.................................   606,993     874,070
     *Guaranty Federal Bancshares, Inc.................    29,685     181,375
     *Hallmark Financial Services, Inc.................   397,409   3,397,847
     #Hampden Bancorp, Inc.............................     4,733      63,896
     #*Hampton Roads Bankshares, Inc...................     6,823     100,369
     #*Hanmi Financial Corp............................   612,870     808,988
      Harleysville Group, Inc..........................   514,136  16,493,483
      Harleysville Savings Financial Corp..............    14,792     221,436
     #*Harris & Harris Group, Inc......................   202,887   1,059,070
      Hawthorn Bancshares, Inc.........................    20,123     166,015
     #Heartland Financial USA, Inc.....................     3,346      52,599
     #*Heritage Commerce Corp..........................   246,407   1,288,709
     *Heritage Financial Corp..........................    53,071     782,267
      HF Financial Corp................................   126,182   1,396,835
     *Hilltop Holdings, Inc............................   566,123   5,491,393
     #Hingham Institution for Savings..................     1,857      98,235
     *HMN Financial, Inc...............................   102,176     291,202
     *Home Bancorp, Inc................................     1,531      24,450

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    Shares        Value+
                                                    ------        -----

        Financials -- (Continued)
           Home Federal Bancorp, Inc.                182,299 $ 2,214,933
           Homeowners Choice, Inc.                     1,627      12,967
           HopFed Bancorp, Inc.                       62,074     556,183
           Horace Mann Educators Corp.               811,405  14,507,921
           Horizon Bancorp                             6,007     162,790
          #*Horizon Financial Corp.                   55,424         607
           Independence Holding Co.                  210,878   1,636,413
          #*Independent Bank Corp.                    59,472     178,416
           Indiana Community Bancorp                  42,839     677,285
           Infinity Property & Casualty Corp.        479,556  28,341,760
          #*Integra Bank Corp                        192,005      19,200
          #International Bancshares Corp.            272,628   4,803,705
          *Internet Capital Group, Inc.              995,037  13,821,064
          *Intervest Bancshares Corp.                149,917     514,215
          #*INTL FCStone, Inc.                         9,032     239,167
          *Investment Technology Group, Inc.         257,612   4,407,741
           Investors Title Co.                        42,210   1,444,426
          *Jacksonville Bancorp, Inc.                 11,810      80,308
          *Jefferson Bancshares, Inc.                 27,344      98,438
           JMP Group, Inc.                            10,887      93,628
           Kaiser Federal Financial Group, Inc.        3,386      42,528
          *Knight Capital Group, Inc.                284,585   3,904,506
          *LaBranche & Co., Inc.                      76,552     308,505
           Lake Shore Bancorp, Inc.                      200       2,200
          #Lakeland Bancorp, Inc.                    254,507   2,720,680
           Landmark Bancorp, Inc.                     20,402     342,754
           Legacy Bancorp, Inc.                      133,776   1,814,003
          #LNB Bancorp, Inc.                         220,396   1,284,909
          *Louisiana Bancorp, Inc.                       681      10,242
          *LSB Financial Corp.                        14,031     220,567
          #*Macatawa Bank Corp.                      362,175     938,033
          *Magyar Bancorp, Inc.                       31,774     134,404
           Maiden Holdings, Ltd.                     169,611   1,263,602
          #MainSource Financial Group, Inc.          483,424   4,655,373
           Malvern Federal Bancorp, Inc.                 200       1,612
          *Market Leader, Inc.                        21,554      50,867
          #*Marlin Business Services Corp.           341,818   4,166,761
          *Maui Land & Pineapple Co., Inc.            14,898      78,363
          #Mayflower Bancorp, Inc.                     9,732      82,430
          #MB Financial, Inc.                      1,064,764  22,029,967
          #*MBIA, Inc.                             3,747,338  38,672,528
          #*MBT Financial Corp.                      335,703     490,126
           MCG Capital Corp.                       2,707,885  17,872,041
           Meadowbrook Insurance Group, Inc.       1,522,479  15,590,185
           Medallion Financial Corp.                 511,665   4,722,668
          #*Mercantile Bancorp, Inc.                   8,444       7,177
          #*Mercantile Bank Corp.                     94,648     865,083
           Meta Financial Group, Inc.                 47,217     684,646
          *Metro Bancorp, Inc.                        25,728     321,600
          *MetroCorp Bancshares, Inc.                 90,005     610,234
          #*MF Global Holdings, Ltd.               3,745,835  31,502,472
          #*MGIC Investment Corp.                  3,608,066  31,245,852
           MicroFinancial, Inc.                      220,171   1,098,653
           Mid Penn Bancorp, Inc.                      1,241      11,727
           MidSouth Bancorp, Inc.                      1,064      15,066
          #*Midwest Banc Holdings, Inc.               43,226         346
          #MidWestOne Financial Group, Inc.           15,897     233,527
          #Montpelier Re Holdings, Ltd.            1,933,832  34,983,021
           MutualFirst Financial, Inc.               139,790   1,223,162
          *Nara Bancorp, Inc.                        161,342   1,585,992
           National Penn Bancshares, Inc.          2,878,637  23,633,610

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares      Value+
                                                         ------      -----

    Financials -- (Continued)
       National Security Group, Inc.                      9,622 $   120,083
       National Western Life Insurance Co. Class A       63,002  10,147,732
      #*Navigators Group, Inc. (The)                    455,794  23,623,803
       Nelnet, Inc. Class A                             440,441  10,143,356
      *New Century Bancorp, Inc.                         38,142     196,431
       New England Bancshares, Inc.                       2,716      26,345
       New Hampshire Thrift Bancshares, Inc.             87,799   1,178,263
      #New Westfield Financial, Inc.                    288,786   2,622,177
      *NewBridge Bancorp                                187,902     864,349
      *Newport Bancorp, Inc.                                704       9,997
      #*NewStar Financial, Inc.                         433,219   5,176,967
       North Central Bancshares, Inc.                    39,100     645,150
      *North Valley Bancorp                               4,811      48,567
       Northeast Bancorp                                 10,227     145,939
       Northeast Community Bancorp, Inc.                  7,060      44,760
       Northrim Bancorp, Inc.                           137,999   2,761,360
       Northway Financial, Inc.                           7,009      73,524
       Northwest Bancshares, Inc.                       521,143   6,561,190
      #Ocean Shore Holding Co.                           10,323     131,618
      #Old Second Bancorp, Inc.                         340,388     422,081
      *OmniAmerican Bancorp, Inc.                         1,766      26,402
      #OneBeacon Insurance Group, Ltd.                  135,663   1,906,065
       Oppenheimer Holdings, Inc. Class A                23,087     709,002
       Oriental Financial Group, Inc.                    24,973     323,650
       Oritani Financial Corp.                           94,823   1,162,530
       Osage Bancshares, Inc.                               500       4,412
      #*PAB Bankshares, Inc.                             19,489       2,923
      #*Pacific Capital Bancorp                          34,715   1,056,725
       Pacific Continental Corp.                          1,718      16,407
      #*Pacific Mercantile Bancorp                      150,226     645,972
      *Pacific Premier Bancorp, Inc.                    110,490     773,430
      *Pacific State Bancorp                             13,433         540
      #*Park Bancorp, Inc.                                4,725      15,073
       Parkvale Financial Corp.                         103,545   1,164,881
      #*Patriot National Bancorp                         78,304     153,476
      #*Penson Worldwide, Inc.                          324,473   1,969,551
      #Peoples Bancorp                                   14,576     255,080
       Peoples Bancorp of North Carolina                 24,246     157,357
      #Peoples Bancorp, Inc.                            281,796   3,840,879
      #*PHH Corp.                                     1,742,188  37,387,354
      #*Phoenix Cos., Inc. (The)                      1,879,226   5,055,118
      *PICO Holdings, Inc.                              134,744   4,327,977
       Pinnacle Bancshares, Inc.                         17,681     171,064
      #*Pinnacle Financial Partners, Inc.               534,529   8,589,881
      #*Piper Jaffray Cos., Inc.                        341,899  12,257,079
       Platinum Underwriters Holdings, Ltd.             189,310   7,157,811
      #*PMI Group, Inc. (The)                         4,278,651   9,241,886
       Porter Bancorp, Inc.                               8,106      64,281
      #*Preferred Bank                                  167,157     272,466
       Premier Financial Bancorp, Inc.                   71,505     521,986
       Presidential Life Corp.                          866,437   9,652,108
      #*Princeton National Bancorp, Inc.                 11,484      58,683
      #PrivateBancorp, Inc.                             220,567   3,471,725
      *ProAssurance Corp.                               115,856   7,692,838
       Protective Life Corp.                            344,033   9,257,928
      #*Providence Community Bancshares, Inc.             2,937       1,821
       Provident Financial Holdings, Inc.               167,146   1,358,897
      #Provident Financial Services, Inc.             2,445,306  35,505,843
       Provident New York Bancorp                     1,169,570  10,970,567
      #Pulaski Financial Corp.                          222,979   1,636,666
      #Radian Group, Inc.                             3,206,988  19,017,439

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           Shares      Value+
                                                           ------      -----

   Financials -- (Continued)
     *Rainier Pacific Financial Group, Inc.                85,914 $     3,114
     #Renasant Corp.                                      472,585   7,929,976
     #*Republic First Bancorp, Inc.                        76,226     212,671
      Resource America, Inc.                              285,830   1,757,854
     *Riverview Bancorp, Inc.                             230,114     722,558
     #*Royal Bancshares of Pennsylvania, Inc. Class A      10,688      18,811
     #*Rurban Financial Corp.                              27,237      88,520
     *Safeguard Scientifics, Inc.                         240,790   4,707,444
      Safety Insurance Group, Inc.                        385,666  18,056,882
     #Salisbury Bancorp, Inc.                                 743      19,690
      Sanders Morris Harris Group, Inc.                   318,363   2,747,473
     #Sandy Spring Bancorp, Inc.                          305,617   5,461,376
     *Savannah Bancorp, Inc. (The)                          8,325      65,434
      SeaBright Holdings, Inc.                            637,437   6,514,606
     #*Seacoast Banking Corp. of Florida                  386,132     691,176
     *Security National Financial Corp. Class A             9,976      15,563
      Selective Insurance Group, Inc.                   1,870,559  32,996,661
      Shore Bancshares, Inc.                                7,266      70,335
      SI Financial Group, Inc.                              3,039      30,238
     *Siebert Financial Corp.                              51,159      98,737
     #Sierra Bancorp                                        2,173      24,229
     #Simmons First National Corp.                         57,362   1,513,783
      Somerset Hills Bancorp                                1,227      10,908
      South Street Financial Corp.                         11,002      52,260
     *Southcoast Financial Corp.                           84,932     276,878
     *Southern Community Financial Corp.                  226,834     315,299
     *Southern Connecticut Bancorp, Inc.                   40,090     178,400
     *Southern First Bancshares, Inc.                      50,948     406,056
      Southern Missouri Bancorp, Inc.                         384       9,873
     *Southern National Bancorp of Virginia, Inc.           2,978      21,114
     #*Southwest Bancorp, Inc.                            319,050   4,524,129
      State Auto Financial Corp.                          800,264  13,588,483
     #StellarOne Corp.                                    220,799   3,091,186
      Sterling Bancshares, Inc.                           670,059   5,956,825
     #*Sterling Financial Corp.                             6,241     110,091
     #Stewart Information Services Corp.                  433,144   4,392,080
     *Stratus Properties, Inc.                            120,173   1,634,353
     #*Sun Bancorp, Inc.                                  559,424   2,036,303
     #*Superior Bancorp                                   150,227       3,005
     #Susquehanna Bancshares, Inc.                      3,476,953  32,057,507
     *Sussex Bancorp                                       21,181     138,736
     #SWS Group, Inc.                                       1,900      11,590
      Symetra Financial Corp.                              48,442     672,375
      Synovus Financial Corp.                              51,908     129,770
     #*Taylor Capital Group, Inc.                         170,715   1,696,907
      Teche Holding Co.                                    10,447     374,003
     *Tennessee Commerce Bancorp, Inc.                     14,371      45,843
      Territorial Bancorp, Inc.                             2,562      51,419
      TF Financial Corp.                                   72,712   1,564,035
     #*Thomas Properties Group, Inc.                       51,514     184,935
     #*TIB Financial Corp.                                  5,184      90,461
     #*Tidelands Bancshares, Inc.                          17,399       6,090
     *TierOne Corp.                                        71,235         142
     *Timberland Bancorp, Inc.                            178,474   1,106,539
     *Tower Financial Corp.                                30,487     262,798
     #Tower Group, Inc.                                   276,523   6,324,081
     #TowneBank                                            45,802     678,786
     *Tree.com, Inc.                                      132,162     703,102
     *Trenwick Group, Ltd.                                199,776         230
     *UCBH Holdings, Inc.                               1,152,166      14,978
      Umpqua Holdings Corp.                             2,582,409  29,981,768

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    Shares         Value+
                                                    ------         -----

      Financials -- (Continued)
         Unico American Corp.                      145,800 $    1,414,260
         Union First Market Bankshares Corp.       122,200      1,555,606
         United Bancshares, Inc.                     8,564         76,562
        #*United Community Banks, Inc.             910,195      2,184,468
        *United Community Financial Corp.          442,091        627,769
         United Financial Bancorp, Inc.            217,896      3,560,421
         United Fire & Casualty Co.                960,012     19,008,238
        #*United Security Bancshares                 7,413         24,464
         Unitrin, Inc.                           1,286,803     38,912,923
        *Unity Bancorp, Inc.                        48,854        337,093
        #*Virginia Commerce Bancorp, Inc.          350,525      2,106,655
        *Virtus Investment Partners, Inc.           15,775        833,078
        #VIST Financial Corp.                       52,532        401,344
         VSB Bancorp, Inc.                             279          3,393
        #*Waccamaw Bankshares, Inc.                  9,795         11,754
         Washington Banking Co.                      1,302         18,215
         Washington Federal, Inc.                  757,067     12,181,208
        *Waterstone Financial, Inc.                 86,237        275,958
         Wayne Savings Bancshares, Inc.             21,131        179,614
        #Webster Financial Corp.                 1,739,823     37,440,991
        #WesBanco, Inc.                            649,662     13,188,139
         West Bancorporation, Inc.                 101,885        793,684
        *West Coast Bancorp                        179,707        643,351
        #*Western Alliance Bancorp                 138,869      1,148,447
        #White River Capital, Inc.                   5,174         93,442
        #Whitney Holding Corp.                   1,536,366     20,802,396
        .Wilber Corp............................       300          2,880
         Wilmington Trust Corp.                    905,009      4,081,591
        #*Wilshire Bancorp, Inc.                     4,913         19,652
        #Wintrust Financial Corp.                  835,679     28,154,026
        *WSB Holdings, Inc.                         29,908         91,818
        *Yadkin Valley Financial Corp.              98,098        224,644
                                                           --------------
      Total Financials..........................            1,628,809,351
                                                           --------------

      Health Care -- (5.5%).....................
        *Acadia Pharmaceuticals, Inc.              331,204        910,811
        *Achillion Pharmaceuticals, Inc.            74,173        413,885
        *Addus HomeCare Corp.                          322          1,929
        *Adolor Corp.                               34,439         47,870
        #*ADVENTRX Pharmaceuticals, Inc.            68,586        177,638
        *Affymetrix, Inc.                          251,742      1,359,407
        *Albany Molecular Research, Inc.         1,032,348      5,048,182
        *Allied Healthcare International, Inc.   1,003,601      2,619,399
        *Allied Healthcare Products, Inc.          206,971        898,254
        *Alphatec Holdings, Inc.                    51,989        165,325
        #*Amedisys, Inc.                           184,186      6,137,078
        *American Dental Partners, Inc.            366,849      4,838,738
        *American Shared Hospital Services          84,688        287,092
        *Amicus Therapeutics, Inc.                     787          5,666
        *Amsurg Corp.                              180,560      4,849,842
        *AngioDynamics, Inc.                       672,656     10,964,293
        *Anika Therapeutics, Inc.                  112,160        935,414
        *Animal Health International, Inc.          10,297         43,453
        #*Ariad Pharmaceuticals, Inc.              405,182      3,464,306
        *Arqule, Inc.                               25,227        178,103
         Arrhythmia Research Technology, Inc.        4,220         23,695
        *Assisted Living Concepts, Inc.             85,218      3,072,961
        #*Bioanalytical Systems, Inc.               32,200         83,398
        *BioClinica, Inc.                           19,152        100,931
        #*BioLase Technology, Inc.                  71,287        434,851
        #*BioScrip, Inc.                            35,847        165,255

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CONTINUED

                                                     Shares      Value+
                                                     ------      -----

        Health Care -- (Continued)
          #*Caliper Life Sciences, Inc.             473,210 $ 3,165,775
          *Cambrex Corp.                             61,419     323,064
          *Capital Senior Living Corp.              755,623   7,004,625
          *CardioNet, Inc.                           49,292     224,772
          *Celera Corp.                           1,737,058  13,740,129
          #*Codexis, Inc.                            79,910     838,256
          *Columbia Laboratories, Inc.              528,779   1,845,439
          *CONMED Corp.                             832,298  23,370,928
           Cooper Cos., Inc.                        613,518  45,952,498
          *Cross Country Healthcare, Inc.           989,729   7,343,789
          *Curis, Inc.                               52,672     218,852
          *Cutera, Inc.                             244,347   2,160,027
          *Cynosure, Inc. Class A                   142,640   2,101,087
          #Daxor Corp.                                4,277      42,898
          *DexCom, Inc.                              53,570     891,940
          *Digirad Corp.                            115,337     350,624
          *DUSA Pharmaceuticals, Inc.               178,692     873,804
          #*Dynavax Technologies Corp.              128,344     356,796
          *Emisphere Technologies, Inc.             390,737     586,106
          .*Endo Pharmaceuticals Solutions          667,320     734,052
          *Endologix, Inc.                          400,567   3,184,508
          *Enzo Biochem, Inc.                         3,004      11,986
          *Exelixis, Inc.                           361,202   4,428,337
          *Five Star Quality Care, Inc.             530,362   4,444,434
          *Furiex Pharmaceuticals, Inc.                 816      12,101
          *Gentiva Health Services, Inc.            523,004  14,644,112
          *GenVec, Inc.                              18,351      83,681
          *Greatbatch, Inc.                         221,533   5,996,898
          *Harvard Bioscience, Inc.                 168,761     968,688
          #*HealthSpring, Inc.                      953,190  39,547,853
          *Healthways, Inc.                          21,148     357,824
          *Hooper Holmes, Inc.                        3,878       3,102
          *Icagen, Inc.                               1,809       4,975
          #*Incyte Corp.                            281,963   5,210,676
          #*Infinity Pharmaceuticals, Inc.           24,679     147,580
          *IntegraMed America, Inc.                 122,124   1,233,452
          *Interleukin Genetics, Inc.                18,140       7,437
          #Invacare Corp.                           619,113  20,368,818
          *Iridex Corp.                              90,346     367,708
          *ISTA Pharmaceuticals, Inc.               357,534   3,664,724
          *Kendle International, Inc.               140,896   1,416,005
           Kewaunee Scientific Corp.                 59,674     667,752
          #*Kindred Healthcare, Inc.              1,507,380  38,016,124
          #*K-V Pharmaceutical Co.                  439,576   1,727,534
          *K-V Pharmaceutical Co. Class B             1,302       5,143
          #*Lannet Co., Inc.                        249,740   1,441,000
          *LCA-Vision, Inc.                          23,073     155,512
           LeMaitre Vascular, Inc.                   75,071     513,486
          #*Lexicon Pharmaceuticals, Inc.           573,319     963,176
          #*LifePoint Hospitals, Inc.             1,678,385  69,837,600
          *Luna Innovations, Inc.                    38,232      74,935
          #*Maxygen, Inc.                           690,015   3,560,477
          *MedCath Corp.                            707,090   9,552,786
          #*MediciNova, Inc.                         23,677      61,323
          .*MediciNova, Inc. Convertible Shares       1,947         742
          #*MedQuist Holdings, Inc.                  51,568     532,182
          *Merge Healthcare, Inc.                    54,649     269,420
          .*MiddleBrook Pharmaceuticals, Inc.       302,057      20,993
          *Misonix, Inc.                            128,178     299,937
          *Molina Healthcare, Inc.                  194,507   8,363,801
          *Myrexis, Inc.                             26,838     113,793

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CONTINUED

                                                    Shares       Value+
                                                    ------       -----

         Health Care -- (Continued)
           #*Neurocrine Biosciences, Inc.          192,146 $  1,477,603
           *Neurometrix, Inc.                       52,896       26,765
           #*NovaMed, Inc.                          15,761      208,833
           *NPS Pharmaceuticals, Inc.              226,575    2,349,583
           *Orchid Cellmark, Inc.                  117,570      328,020
           *OXiGENE, Inc.                            3,239        5,668
           *PDI, Inc.                              342,278    2,967,550
           *PharMerica Corp.                        98,975    1,302,511
           *PhotoMedex, Inc.                        32,383      274,932
            Psychemedics Corp.                       8,074       87,603
           #*Radient Pharmaceuticals Corp.          52,488       22,045
           *RadNet, Inc.                           385,198    1,413,677
           *Regeneration Technologies, Inc.        491,712    1,425,965
           *RehabCare Group, Inc.                   51,009    1,916,408
           *Retractable Technologies, Inc.          39,828       54,764
           #*Rural/Metro Corp.                     127,600    2,173,028
           *Select Medical Holdings Corp.           53,407      476,390
           *Skilled Healthcare Group, Inc.          27,860      337,663
           *Solta Medical, Inc.                     20,129       73,068
           *SRI/Surgical Express, Inc.             152,209      677,330
           *StemCells, Inc.                         91,646       77,074
           #*Stereotaxis, Inc.                     255,751      994,871
           *Strategic Diagnostics, Inc.            257,249      614,825
           #*Sucampo Pharmaceuticals, Inc.         303,340    1,358,963
           *Sun Healthcare Group, Inc.             118,040    1,391,692
           *SunLink Health Systems, Inc.            45,100       99,220
           *SuperGen, Inc.                          38,124      103,316
           *SurModics, Inc.                          6,052       92,959
           *Symmetry Medical, Inc.                 186,830    1,858,958
           *Theragenics Corp.                      560,030    1,092,058
           #*TomoTherapy, Inc.                   1,201,122    5,501,139
           #*TranS1, Inc.                           13,787       68,659
           *Trimeris, Inc.                         262,644      664,489
           #*Triple-S Management Corp.             461,588    9,665,653
           #Universal American Corp.             1,561,190   36,063,489
           *Urologix, Inc.                          17,376       13,814
           *Viropharma, Inc.                     1,994,826   38,480,194
           *Vital Images, Inc.                     229,943    4,286,138
           *Wright Medical Group, Inc.              22,139      365,958
                                                           ------------
         Total Health Care                                  522,028,727
                                                           ------------

         Industrials -- (15.8%).................
           *A.T. Cross Co.                         338,655    3,789,549
           *AAR Corp.                              876,237   22,817,211
           *ACCO Brands Corp.                       90,252      876,347
            Aceto Corp.                            538,879    4,316,421
           *Active Power, Inc.                     271,977      660,904
           #*AeroCentury Corp.                      31,474      380,206
           *Aerosonic Corp.                         38,523      125,970
           *Air Transport Services Group, Inc.     530,068    4,335,956
           #Aircastle, Ltd.                      1,484,095   18,491,824
            Alamo Group, Inc.                      289,800    8,291,178
           *Alaska Air Group, Inc.                 218,000   14,359,660
           #Alexander & Baldwin, Inc.            1,143,809   60,278,734
           *Allied Defense Group, Inc.             118,807      403,944
           #*Allied Motion Technologies, Inc.       44,362      311,865
           *Amerco, Inc.                           347,357   35,333,154
           *American Railcar Industries, Inc.      606,096   17,170,700
           *American Reprographics Co.              60,785      544,026
           #Ameron International Corp.              93,555    6,580,659
           #Ampco-Pittsburgh Corp.                  13,471      361,966

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

       Industrials -- (Continued)
         *AMREP Corp.                                  5,174 $    51,223
         #Apogee Enterprises, Inc.                   157,917   2,255,055
         *Applied Energetics, Inc.                   133,228      90,595
          Applied Industrial Technologies, Inc.      690,673  24,353,130
         #*Argan, Inc.                                 3,963      37,252
          Arkansas Best Corp.                        605,915  13,942,104
         *Armstrong World Industries, Inc.           220,303   9,858,559
         #*Ascent Solar Technologies, Inc.           187,914     302,542
         *Atlas Air Worldwide Holdings, Inc.         419,570  28,912,569
         *Avalon Holding Corp. Class A                46,284     134,455
         #*Avis Budget Group, Inc.                 2,820,428  53,475,315
         *Baldwin Technology Co. Class A             387,412     666,349
         #Barnes Group, Inc.                             209       5,171
          Barrett Business Services, Inc.             82,492   1,329,771
         #*BlueLinx Holdings, Inc.                   352,441   1,275,836
         *BNS Holding, Inc.                            2,236     490,802
         *Breeze-Eastern Corp.                        66,963     571,864
         #Briggs & Stratton Corp.                  1,215,541  28,674,612
         *BTU International, Inc.                     17,638     200,897
         #*Builders FirstSource, Inc.                478,924   1,269,149
         #*C&D Technologies, Inc.                      6,434      51,472
         *CAI International, Inc.                     93,518   2,352,913
         #*Capstone Turbine Corp.                    145,036     282,820
         *Casella Waste Systems, Inc.                136,015     919,461
         #*CBIZ, Inc.                                 47,855     350,777
          CDI Corp.                                  342,356   5,073,716
         #*CECO Environmental Corp.                  138,975     793,547
         #*Cenveo, Inc.                              162,693   1,054,251
         *Ceradyne, Inc.                             398,835  18,689,408
         *Champion Industries, Inc.                  369,015     590,424
         *Chart Industries, Inc.                     183,966   8,942,587
          Chicago Rivet & Machine Co.                 28,248     495,894
         *Coleman Cable, Inc.                          5,921      59,328
         *Columbus McKinnon Corp.                      3,590      71,800
         *Comarco, Inc.                              113,642      40,911
         *Commercial Vehicle Group, Inc.             267,530   4,617,568
         #CompX International, Inc.                   67,337     946,085
         *Consolidated Graphics, Inc.                178,928  10,046,807
          Courier Corp.                               23,742     325,265
         *Covenant Transportation Group, Inc.        189,919   1,811,827
         *CPI Aerostructures, Inc.                    14,398     200,276
         #*CRA International, Inc.                    29,771     846,985
          Curtiss-Wright Corp.                       122,411   4,070,166
          Ducommun, Inc.                             293,691   6,681,470
         *DXP Enterprises, Inc.                        5,970     156,712
         #*Dycom Industries, Inc.                    693,878  10,311,027
         #*Eagle Bulk Shipping, Inc.               1,810,281   6,209,264
         #Eastern Co.                                 69,372   1,318,068
          Ecology & Environment, Inc. Class A         34,951     683,642
         #Encore Wire Corp.                          253,415   7,072,813
         #*Energy Conversion Devices, Inc.           227,097     454,194
         #*Energy Focus, Inc.                         80,067      62,853
          EnergySolutions, Inc.                      387,464   2,189,172
         *EnerSys                                    652,010  24,704,659
          Ennis, Inc.                                673,684  12,584,417
          ESCO Technologies, Inc.                        102       3,741
         *Esterline Technologies Corp.             1,023,870  73,513,866
         #*Excel Maritime Carriers, Ltd.             682,914   2,738,485
          Federal Signal Corp.                       919,312   6,205,356
         *First Aviation Services, Inc.                8,900       7,298
         *Flow International Corp.                    39,052     168,314

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CONTINUED

                                                     Shares      Value+
                                                     ------      -----

        Industrials -- (Continued)
          *Franklin Covey Co.                       223,335 $ 2,059,149
          *Freightcar America, Inc.                     171       5,127
          *Frozen Food Express Industries           424,658   1,566,988
          #*FTI Consulting, Inc.                     57,934   2,311,567
           G & K Services, Inc. Class A             628,745  20,811,460
          #GATX Corp.                             1,412,629  59,711,828
          #*Genco Shipping & Trading, Ltd.          771,036   6,468,992
          *Gencor Industries, Inc.                   22,557     171,433
          #*General Cable Corp.                     824,297  39,978,404
          #*GEO Group, Inc. (The)                   138,586   3,697,474
          #*Gibraltar Industries, Inc.              749,504   8,754,207
          *GP Strategies Corp.                      164,937   2,159,025
          #Granite Construction, Inc.               277,056   7,530,382
           Great Lakes Dredge & Dock Corp.          945,823   7,046,381
          #*Greenbrier Cos., Inc.                   530,062  14,348,778
          *Griffon Corp.                          1,320,173  16,819,004
          *H&E Equipment Services, Inc.             612,766  12,194,043
           Hardinge, Inc.                           211,263   2,735,856
          *Hawaiian Holdings, Inc.                   87,387     511,214
          *Hill International, Inc.                  29,836     151,269
          #*Hoku Corp.                                2,117       4,319
          #Horizon Lines, Inc.                      202,856     359,055
          *Hudson Highland Group, Inc.              416,478   2,511,362
          *Hurco Cos., Inc.                         117,716   3,822,239
          *ICF International, Inc.                    6,108     148,791
          #*Identive Group, Inc.                    378,413   1,309,309
          *Innotrac Corp.                           111,236     165,742
           Insteel Industries, Inc.                 202,130   3,017,801
          *Integrated Electrical Services, Inc.         900       3,042
          *Intelligent Systems Corp.                 29,047      55,480
          #*Interline Brands, Inc.                  509,403  10,758,591
           International Shipholding Corp.          220,292   5,284,805
           Intersections, Inc.                      191,150   2,876,808
          #*JetBlue Airways Corp.                 3,177,932  17,987,095
          *JPS Industries, Inc.                      42,300     211,500
          *Kadant, Inc.                             409,129  12,621,630
          *KAR Auction Services, Inc.                93,745   1,828,028
          *Kelly Services, Inc. Class A..........   744,115  14,220,038
          *Key Technology, Inc...................     7,614     141,697
           Kimball International, Inc. Class B      665,216   4,975,816
           L.S. Starrett Co. Class A                196,005   2,687,229
          *Ladish Co., Inc.                         201,614  11,431,514
           Lawson Products, Inc.                    198,035   4,362,711
          *Layne Christensen Co.                    387,544  11,533,309
           LB Foster Co. Class A                      7,128     303,368
          #*LECG Corp.                              813,373      60,190
          *LMI Aerospace, Inc.                       84,796   1,700,160
           LSI Industries, Inc.                     115,191     954,933
          *Lydall, Inc.                             417,671   4,072,292
          *M&F Worldwide Corp.                      538,776  13,517,890
          *Magnetek, Inc.                           392,480     832,058
           Marten Transport, Ltd.                   445,001   9,950,222
           McGrath Rentcorp                          29,951     850,309
          #*Meritor, Inc.                            87,745   1,510,091
          *MFRI, Inc.                               204,452   2,116,078
           Miller Industries, Inc.                  270,293   4,276,035
          #*Mobile Mini, Inc.                       974,445  24,273,425
          *Moog, Inc.                                46,565   2,054,448
           Mueller Industries, Inc.                  45,485   1,779,373
          #Mueller Water Products, Inc.           2,486,156  10,939,086
          #Multi-Color Corp.                         16,682     344,650

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CONTINUED

                                                       Shares      Value+
                                                       ------      -----

      Industrials -- (Continued)
         NACCO Industries, Inc. Class A               149,159 $15,696,002
        *National Patent Development Corp.            230,265     359,213
         National Technical Systems, Inc.             146,860   1,092,638
        *Navigant Consulting, Inc.                     37,808     440,463
       .#*NIVS IntelliMedia Technology Group, Inc.    154,233     340,840
        *NN, Inc.                                     488,496   8,563,335
        *Northwest Pipe Co.                           188,906   4,545,078
        #*Ocean Power Technologies, Inc.               82,547     402,004
        *On Assignment, Inc.                          422,245   4,632,028
        *Orion Energy Systems, Inc.                    26,747      98,161
        *P.A.M. Transportation Services, Inc.         148,342   1,686,649
        *Paragon Technologies, Inc.                     8,851      20,357
        *Park-Ohio Holdings Corp.                     190,195   4,054,957
        *Patrick Industries, Inc.                     119,886     285,329
        *Patriot Transportation Holding, Inc.           2,731      68,849
        #*PGT, Inc.                                    88,056     218,379
        *Pike Electric Corp.                           54,937     558,160
        *Pinnacle Airlines Corp.                      119,120     649,204
        #*Plug Power, Inc.                            520,139     296,479
        *Polypore International, Inc.                 219,027  13,529,298
        *Powell Industries, Inc.                        5,894     232,931
        #*PowerSecure International, Inc.             286,105   2,245,924
         Preformed Line Products Co.                   44,565   3,201,995
         Providence & Worcester Railroad Co.           78,669   1,257,917
        *Quality Distribution, Inc.                   182,985   2,177,522
        *RailAmerica, Inc.                            164,532   2,800,335
        *RCM Technologies, Inc.                       215,229   1,216,044
        #*Republic Airways Holdings, Inc.           1,637,505   8,834,339
        #Robbins & Myers, Inc.                        124,143   5,396,496
        #*Rush Enterprises, Inc. Class A              835,903  17,612,476
        *Rush Enterprises, Inc. Class B               332,468   6,150,658
        *Saia, Inc.                                   395,068   6,558,129
        #*SatCon Technology Corp.                      94,200     301,440
        *Sauer-Danfoss, Inc.                           24,489   1,445,586
         Schawk, Inc.                                 113,757   2,145,457
        #*School Specialty, Inc.                      573,395   8,491,980
         Seaboard Corp.                                18,889  45,088,043
         Servidyne, Inc.                               24,775      61,194
        *Servotronics, Inc.                            12,611     115,580
        #*SFN Group, Inc.                           1,216,749  12,812,367
         SIFCO Industries, Inc.                        68,315   1,125,831
         SkyWest, Inc.                              1,595,874  26,379,797
        *SL Industries, Inc.                           26,874     568,923
        *Sparton Corp.                                310,745   2,529,464
        #Standard Register Co.                         38,953     133,998
         Standex International Corp.                  283,673  10,371,085
        #Steelcase, Inc. Class A                      170,631   1,970,788
        *Sterling Construction Co., Inc.                9,813     147,097
        #*SunPower Corp. Class B                      367,297   7,849,137
         Superior Uniform Group, Inc.                 144,642   1,629,392
        *Supreme Industries, Inc.                     119,583     307,328
        *SYKES Enterprises, Inc.                        4,173      83,585
        *Sypris Solutions, Inc.                       276,416   1,387,608
        #TAL International Group, Inc.                 90,162   3,250,340
        *Tech/Ops Sevcon, Inc.                          2,400      17,136
         Technology Research Corp.                    106,437     763,153
        *Tecumseh Products Co. Class A                425,970   4,361,933
        *Tecumseh Products Co. Class B                 59,084     589,658
        *Thomas Group, Inc.                             9,194       9,562
        #Titan International, Inc.                    767,935  23,721,512
        #*Titan Machinery, Inc.                        25,726     809,340

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    Shares         Value+
                                                    ------         -----

       Industrials -- (Continued)
         #*Track Data Corp.                            653 $       66,773
         *Trailer Bridge, Inc.                      81,706        205,899
         *Transcat, Inc.                            58,700        589,935
         *TRC Cos., Inc.                           334,638      1,673,190
          Tredegar Industries, Inc.              1,206,261     26,392,991
         *TriMas Corp.                               2,769         64,268
         #Trinity Industries, Inc.               1,795,262     64,988,484
         #Triumph Group, Inc.                      354,905     30,564,419
         *Tufco Technologies, Inc.                  35,571        115,961
         #Tutor Perini Corp.                     1,008,315     26,881,678
          Twin Disc, Inc.                          114,752      3,909,601
         *U.S. Home Systems, Inc.                  106,855        550,303
         *Ultralife Corp.                          119,138        524,207
          UniFirst Corp.                           177,644      9,194,853
         *United Capital Corp.                     114,743      3,126,747
         #*United Rentals, Inc.                    169,922      4,999,105
         #Universal Forest Products, Inc.          459,285     14,830,313
         *Universal Power Group, Inc.                4,455         17,954
         *Universal Security Instruments, Inc.      33,321        253,573
         *USA Truck, Inc.                          327,239      4,074,126
         #*USG Corp.                                11,631        179,350
         #*Valence Technology, Inc.                  4,800          6,528
         *Valpey Fisher Corp.                       15,889         49,574
         *Versar, Inc.                              42,253        128,872
          Viad Corp.                               398,673      9,891,077
          Virco Manufacturing Corp.                 37,414        114,487
         #*Vishay Precision Group, Inc.            233,187      3,847,586
         *Volt Information Sciences, Inc.          536,504      5,767,418
         *Wabash National Corp.                     78,647        867,476
          Watts Water Technologies, Inc.           785,724     30,407,519
         #*WCA Waste Corp.                         487,485      2,910,285
         *WESCO International, Inc.                  3,681        228,038
         *Willdan Group, Inc.                       32,411        141,312
         *Willis Lease Finance Corp.               293,005      3,864,736
                                                           --------------
       Total Industrials                                    1,511,031,404
                                                           --------------

       Information Technology -- (12.4%)
         #*Acorn Energy, Inc.                      159,832        647,320
         *ADDvantage Technologies Group, Inc.        4,523         14,067
         *ADPT Corp.                             4,214,987     12,054,863
         *Advanced Analogic Technologies, Inc.     558,037      2,377,238
         *Advanced Photonix, Inc.                   29,384         48,484
         *Aehr Test Systems                         57,840         84,446
         *Aetrium, Inc.                            173,944        304,402
         *Agilysys, Inc.                           532,954      2,782,020
         #*Amtech Systems, Inc.                     33,870        774,946
         *Anadigics, Inc.                          253,591        991,541
         *Analysts International Corp.               6,627         28,894
         *Anaren, Inc.                             264,622      4,390,079
         *Arris Group, Inc.                      2,012,269     24,147,228
         *Aspen Technology, Inc.                   147,242      2,207,158
         *Astea International, Inc.                 11,975         63,587
          Astro-Med, Inc.                          113,798        886,486
         *ATMI, Inc.                               113,127      2,252,359
         *ATS Corp.                                    639          3,003
         *AuthenTec, Inc.                            9,759         28,399
         *Autobytel, Inc.                          351,875        510,219
         *Aviat Networks, Inc.                   1,006,297      5,152,241
         #*Avid Technology, Inc.                   933,910     17,352,048
         #*Aware, Inc.                             661,315      2,235,245
         *Axcelis Technologies, Inc.               388,132        725,807

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        Shares      Value+
                                                        ------      -----

      Information Technology -- (Continued)
        #*AXT, Inc.                                    393,720 $ 2,752,103
        #Bel Fuse, Inc. Class A                         13,827     318,021
         Bel Fuse, Inc. Class B                        129,018   2,597,132
        *Benchmark Electronics, Inc.                 2,751,881  46,506,789
         Black Box Corp.                               487,272  17,025,284
        #*Blonder Tongue Laboratories, Inc.             19,445      43,751
         Bogen Communications International, Inc.       43,800     116,070
        *BroadVision, Inc.                               2,341      31,440
        *Brooks Automation, Inc.                     2,109,759  25,802,353
        *Bsquare Corp.                                  87,447     621,748
        #*CACI International, Inc.                     493,776  30,174,651
        *CalAmp Corp.                                  287,663     917,645
        *Calix, Inc.                                    19,489     426,030
        #*Cascade Microtech, Inc.                      326,633   2,152,511
        *Checkpoint Systems, Inc.                      251,738   5,301,602
        *Chyron International Corp.                     51,176     105,934
        #*Ciber, Inc.                                2,055,674  11,758,455
        *Cinedigm Digital Cinema Corp.                 221,490     493,923
        *Clearfield, Inc.                               67,212     395,879
        #*Cogo Group, Inc.                             146,894   1,206,000
        *Coherent, Inc.                                834,432  52,160,344
         Cohu, Inc.                                    691,227   9,960,581
       .#*Commerce One LLC                              55,600          --
        #Communications Systems, Inc.                  105,009   1,669,643
        *Computer Task Group, Inc.                     150,872   2,240,449
         Comtech Telecommunications Corp.              354,177  10,023,209
        *Concurrent Computer Corp.                     137,892     817,700
        *Convergys Corp.                             2,652,794  38,465,513
        *CSP, Inc.                                     125,308     596,466
         CTS Corp.                                   1,225,517  13,468,432
        *CyberOptics Corp.                             266,732   2,653,983
        *Data I/O Corp.                                 74,983     464,145
        *Datalink Corp.                                 65,337     520,736
        #*Dataram Corp.                                 62,228     118,855
         DDi Corp.                                     269,380   2,588,742
        *Digi International, Inc.                      698,239   8,246,203
        #*Digimarc Corp.                                51,415   1,387,691
        #*Ditech Networks, Inc.                        685,602     932,419
        #*Document Security Systems, Inc.               57,413     185,444
        *Dot Hill Systems Corp.                        500,157   1,475,463
        *DSP Group, Inc.                               471,876   3,812,758
        *Dynamics Research Corp.                        30,616     454,954
        #Earthlink, Inc.                             1,516,188  12,463,065
        *Easylink Services International Corp.          30,360     126,601
        *EchoStar Corp.                                112,907   4,186,592
        *EDGAR Online, Inc.                            172,877     233,384
        *Edgewater Technology, Inc.                    298,591     976,393
         Electro Rent Corp.                            554,148   8,727,831
        *Electro Scientific Industries, Inc.         1,161,772  19,111,149
        *Electronics for Imaging, Inc.               1,071,009  19,235,322
        #*EMCORE Corp.                                  93,441     243,881
        *EMS Technologies, Inc.                        240,799   6,082,583
        *EndWave Corp.                                 333,091     802,749
        *Entorian Technologies, Inc.                    34,332     137,328
         EPIQ Systems, Inc.                            117,745   1,675,511
        *ePlus, Inc.                                   272,314   7,529,482
        *Euronet Worldwide, Inc.                        18,579     348,356
        *Evans & Sutherland Computer Corp.             145,693      74,303
        #*Evergreen Solar, Inc.                         31,839      46,167
        *Exar Corp.                                  1,048,829   6,408,345
        *Extreme Networks                              380,924   1,192,292

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CONTINUED

                                                         Shares      Value+
                                                         ------      -----

     Information Technology -- (Continued)
       *Fairchild Semiconductor International, Inc.   3,188,035 $66,853,094
       *FormFactor, Inc.                                 63,128     654,637
       *Frequency Electronics, Inc.                     216,599   2,226,638
       *FSI International, Inc.                         335,860   1,544,956
       *Gerber Scientific, Inc.                         525,910   5,027,700
       *Giga-Tronics, Inc.                               11,000      30,470
       #*Globecomm Systems, Inc.                        316,586   4,533,512
       *GTSI Corp.                                      237,469   1,101,856
       *Hackett Group, Inc.                             172,552     748,876
       *Hauppauge Digital, Inc.                          97,678     207,077
       #*Hutchinson Technology, Inc.                    640,194   1,709,318
       *Hypercom Corp.                                  501,003   5,997,006
       *I.D. Systems, Inc.                              157,893     707,361
       #*iGo, Inc.                                      368,655   1,087,532
       #*Ikanos Communications, Inc.                    185,522     233,758
       #*Imation Corp.                                1,558,986  16,010,786
       *InfoSpace, Inc.                                 676,376   6,087,384
       *Insight Enterprises, Inc.                       745,117  12,786,208
       *InsWeb Corp.                                     18,440     148,811
       *Integral Systems, Inc.                            4,416      55,156
       *Integrated Device Technology, Inc.            1,996,141  16,238,607
       *Integrated Silicon Solution, Inc.               103,972   1,004,370
       *Intellicheck Mobilisa, Inc.                     128,107     131,950
       *Internap Network Services Corp.                 839,004   6,787,542
       *International Rectifier Corp.                   462,034  15,967,895
       *Internet Media Services, Inc.                    26,012       5,723
       *Interphase Corp.                                 86,887     470,059
        Intersil Corp. Class A                            8,810     130,124
       *Intevac, Inc.                                   129,387   1,582,403
       *IntriCon Corp.                                   41,396     194,561
       *Inuvo, Inc.                                       8,119      20,135
       *INX, Inc.                                         7,660      49,790
       *iPass, Inc.                                     356,814     495,971
       *Iteris, Inc.                                    108,667     149,960
       *IXYS Corp.                                      123,555   1,959,582
       *Jaco Electronics, Inc.                           13,204       4,364
       *Kemet Corp.                                      25,995     408,901
       *Kenexa Corp.                                    159,791   4,701,051
       *Key Tronic Corp.                                368,355   1,941,231
        Keynote Systems, Inc.                           427,172   9,115,850
       *Knot, Inc. (The)                                  6,140      62,689
       *Kopin Corp.                                      43,348     208,504
       #*L-1 Identity Solutions, Inc.                 1,638,174  19,215,781
       *Lattice Semiconductor Corp.                   1,102,936   7,488,935
       *LeCroy Corp.                                    161,303   2,106,617
       *LGL Group, Inc.                                   7,455     102,879
       #*LightPath Technologies, Inc.                     3,519       5,806
       *Lionbridge Technologies, Inc.                   326,815   1,101,367
       *Logic Devices, Inc.                              71,976      53,982
       *LoJack Corp.                                    192,470     881,513
       *LookSmart, Ltd.                                 544,441   1,056,216
       *Loral Space & Communications, Inc.               95,525   6,677,198
       *Mace Security International, Inc.               183,086      54,926
       *Magma Design Automation, Inc.                   453,800   2,886,168
       *Management Network Group, Inc.                      117         263
        Marchex, Inc.                                   320,263   2,261,057
       *Mastech Holdings, Inc.                           47,090     182,709
       #*Mattson Technology, Inc.                       326,083     756,513
       *Measurement Specialties, Inc.                    86,842   3,020,365
       #*Mechanical Technology, Inc.                     31,452      22,331
       *MEMSIC, Inc.                                     49,049     171,181

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CONTINUED

                                                       Shares      Value+
                                                       ------      -----

       Information Technology -- (Continued)
         #*Mercury Computer Systems, Inc.              83,776 $ 1,617,715
          Methode Electronics, Inc.                   902,113  11,150,117
          MKS Instruments, Inc.                     1,789,749  50,793,077
          ModusLink Global Solutions, Inc.            828,703   4,342,404
         *MoSys, Inc.                                 208,005   1,287,551
         *NAPCO Security Technologies, Inc.            49,049     107,908
         *Network Equipment Technologies, Inc.         65,205     219,741
         *Newport Corp.                             1,501,767  28,128,096
         #*Novatel Wireless, Inc.                     162,923   1,010,123
         *NumereX Corp. Class A                        93,508     910,768
         *Omtool, Ltd.                                 52,214     168,390
         *Online Resources Corp.                      757,501   2,893,654
         *Openwave Systems, Inc.                      116,795     245,270
         *Oplink Communications, Inc.                  73,414   1,453,597
         *Opnext, Inc.                                962,639   2,271,828
          OPTi, Inc.                                  164,800     329,600
          Optical Cable Corp.                         131,688     591,279
         *Orbcomm, Inc.                               746,645   2,314,600
         #*Overland Storage, Inc.                      29,242      67,257
         *PAR Technology Corp.                        138,235     586,116
         *PC Connection, Inc.                         869,589   7,721,950
         *PC Mall, Inc.                               181,739   1,775,590
         *PC-Tel, Inc.                                618,185   4,512,750
         *PDF Solutions, Inc.                         287,451   1,816,690
         *Perceptron, Inc.                            148,669     930,668
         *Performance Technologies, Inc.              289,576     628,380
         *Pericom Semiconductor Corp.                 496,447   4,512,703
         *Pervasive Software, Inc.                    423,799   2,881,833
         #*Photronics, Inc.                         1,445,453  12,618,805
         *Planar Systems, Inc.                        425,374   1,059,181
         *PLX Technology, Inc.                         89,819     308,079
         *Presstek, Inc.                              281,540     512,403
         .*Price Communications Liquidation Trust   1,498,306          --
         *Qualstar Corp.                              379,283     671,331
         #*QuickLogic Corp.                           175,783     655,671
         #*RadiSys Corp.                              167,195   1,472,988
         *RAE Systems, Inc.                           479,693     897,026
         *Rainmaker Systems, Inc.                     224,358     251,281
         *RealNetworks, Inc.                        2,334,003   8,635,811
         *Reis, Inc.                                  332,636   3,246,527
         *Relm Wireless Corp.                         132,563     192,216
          RF Industries, Ltd.                          52,648     200,062
          Richardson Electronics, Ltd.                437,964   5,903,755
          Rimage Corp.                                  3,887      58,150
         *Rudolph Technologies, Inc.                  150,857   1,706,193
         *S1 Corp.                                     44,370     304,822
         *Saba Software, Inc.                          48,415     491,412
         *SeaChange International, Inc.               517,909   5,546,805
         *Selectica, Inc.                               2,176      11,511
         #*Sigma Designs, Inc.                        439,334   5,605,902
         *Sigmatron International, Inc.                16,500      87,285
         #*Silicon Graphics International Corp.       691,226  12,704,734
         *Silicon Image, Inc.                         511,607   4,256,570
         #*Skyworks Solutions, Inc.                 1,385,062  43,574,051
         *Smart Modular Technologies (WWH), Inc.      640,402   5,853,274
         *Soapstone Networks, Inc.                    352,815       2,646
         #*Soundbite Communications, Inc.               1,808       4,773
         *Spectrum Control, Inc.                      250,451   4,981,470
         *Standard Microsystems Corp.                  32,499     882,348
         *StarTek, Inc.                               232,213   1,263,239
         #*SunPower Corp. Class A                   1,148,888  25,011,292

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CONTINUED

                                                  Shares         Value+
                                                  ------         -----

        Information Technology -- (Continued)
          #*Support.com, Inc.                    881,175 $    5,049,133
          *Sycamore Networks, Inc.               737,195     18,061,278
          *Symmetricom, Inc.                     310,705      1,895,300
          *SYNNEX Corp.                          964,401     32,336,366
          *Tech Data Corp.                       414,171     22,004,905
          *TechTarget, Inc.                      178,672      1,543,726
          *TeleCommunication Systems, Inc.       383,385      1,767,405
           Telular Corp.                         377,348      2,637,663
           Tessco Technologies, Inc.              89,294      1,052,776
          *Tessera Technologies, Inc.             74,159      1,465,382
          #TheStreet.com, Inc.                   399,713      1,438,967
          #*THQ, Inc.                            279,837      1,130,541
          *Tier Technologies, Inc.               339,726      1,899,068
          *TII Network Technologies, Inc.         92,005        270,495
          *Tollgrade Communications, Inc.        330,412      3,333,857
          *Trident Microsystems, Inc.            154,597        156,143
          *Trio-Tech International                39,533        174,736
          *Triquint Semiconductor, Inc.          513,290      7,068,003
          *TSR, Inc.                               1,145          5,748
          *TTM Technologies, Inc.                248,539      4,752,066
          *Ultra Clean Holdings, Inc.            185,987      2,136,991
           United Online, Inc.                   426,438      2,814,491
          #*UTStarcom, Inc.                      932,305      2,396,024
          #*Viasystems Group, Inc.                26,284        686,275
          *Vicon Industries, Inc.                102,175        500,658
          *Video Display Corp.                     1,835          6,624
          #*Vishay Intertechnology, Inc.       3,162,160     60,334,013
           Wayside Technology Group, Inc.            596          8,374
          *Web.com Group, Inc.                   165,727      2,615,172
          *Winland Electronics, Inc.               2,200          1,606
          *Wireless Ronin Technologies, Inc.     133,700        163,114
          *Wireless Telecom Group, Inc.          176,100        158,490
          *WPCS International, Inc.               37,280         96,928
          #*X-Rite, Inc.                         386,792      1,899,149
          *Zix Corp.                             357,265      1,178,974
          *Zoran Corp.                           741,419      7,762,657
          *Zygo Corp.                            490,726      7,336,354
                                                         --------------
        Total Information Technology                      1,190,464,390
                                                         --------------

        Materials -- (6.5%)
           A. Schulman, Inc.                     535,406     13,556,480
          *A.M. Castle & Co.                     614,950     11,610,256
          *American Pacific Corp.                142,184        877,275
           American Vanguard Corp.                29,572        263,782
          *Arabian American Development Co.          100            408
          #Boise, Inc.                         2,475,747     24,311,836
          #Buckeye Technologies, Inc.            963,636     27,135,990
           Cabot Corp.                            70,480      3,161,028
          *Century Aluminum Co.                2,488,528     49,720,789
          *Coeur d'Alene Mines Corp.           1,879,971     59,613,880
           Commercial Metals Co.                 218,090      3,655,188
          *Continental Materials Corp.            11,256        177,957
          *Core Molding Technologies, Inc.       102,254        858,934
          *Detrex Corp.                           12,700        111,760
          *Ferro Corp.                           397,191      5,957,865
          *Flotek Industries, Inc.               197,983      1,896,677
           Friedman Industries, Inc.             168,335      1,784,351
          *Georgia Gulf Corp.                    344,302     13,558,613
          *Graphic Packaging Holding Co.       6,252,516     34,326,313
           Haynes International, Inc.            137,327      7,421,151
          #*Headwaters, Inc.                   1,567,819      8,560,292

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       Shares       Value+
                                                       ------       -----

     Materials -- (Continued)......................
       *Horsehead Holding Corp.....................    97,162 $  1,532,245
       #Kaiser Aluminum Corp.......................   504,710   25,291,018
       *KapStone Paper & Packaging Corp............   309,404    5,377,442
        KMG Chemicals, Inc.........................       394        8,112
       *Landec Corp................................   583,337    3,780,024
       #*Louisiana-Pacific Corp.................... 3,774,683   35,104,552
       *Material Sciences Corp.....................   216,679    1,724,765
       #*Mercer International, Inc.................   347,669    4,231,132
       #*Mines Management, Inc.....................   203,605      592,491
       *Mod-Pac Corp...............................    45,200      243,628
        Myers Industries, Inc......................   645,060    6,882,790
       *Nanophase Technologies Corp................   138,386      181,286
        Neenah Paper, Inc..........................    33,503      781,625
       #NL Industries, Inc.........................   167,673    2,387,664
       *Northern Technologies International Corp...     3,539       54,925
       #Olympic Steel, Inc.........................   209,341    6,148,345
       #*OM Group, Inc.............................   864,988   31,347,165
       #P.H. Glatfelter Co......................... 1,193,999   16,238,386
       *Penford Corp...............................   265,020    1,486,762
        PolyOne Corp............................... 2,387,446   34,570,218
       #*RTI International Metals, Inc.............   798,132   25,492,336
       *Spartech Corp..............................   766,157    5,470,361
        Synalloy Corp..............................    28,980      434,700
       #Texas Industries, Inc......................   370,156   15,609,479
       #*U.S. Energy Corp..........................    10,322       59,042
       #*U.S. Gold Corp............................   214,753    2,018,678
       *Universal Stainless & Alloy Products, Inc..   107,426    3,894,192
        Vulcan International Corp..................    11,100      405,150
        Wausau Paper Corp..........................   570,540    3,851,145
       *Webco Industries, Inc......................     9,290    1,184,475
       #Westlake Chemical Corp..................... 1,654,024  108,586,676
       #*Zoltek Cos., Inc..........................   753,826    9,686,664
                                                              ------------
     Total Materials...............................            623,218,298
                                                              ------------

     Other -- (0.0%)...............................
       *All American Group, Inc. Escrow Shares.....   261,955           --
       .*Avigen, Inc. Escrow Shares................   268,555           --
       .*Big 4 Ranch, Inc..........................    73,300           --
       .*Concord Camera Corp. Escrow Shares........    95,952           --
      .#*MAIR Holdings, Inc. Escrow Shares.........   593,484           --
       .*Noel Group, Inc...........................    95,400          477
       .*Petrocorp, Inc. Escrow Shares.............   102,600        6,156
       .*Voyager Learning Co. Escrow Shares........   103,000           --
                                                              ------------
     Total Other...................................                  6,633
                                                              ------------

     Real Estate Investment Trusts -- (0.0%).......
       *Transcontinental Realty Investors, Inc.....       648        2,061
                                                              ------------

     Telecommunication Services -- (0.3%)..........
       *Cincinnati Bell, Inc.......................   851,428    2,545,770
       *FiberTower Corp............................   128,174      173,035
       *General Communications, Inc. Class A.......   225,479    2,593,008
       #IDT Corp. Class B..........................    69,419    2,012,457
       #*Iridium Communications, Inc...............   290,520    2,274,772
       #*Leap Wireless International, Inc..........   758,144   11,250,857
       *Premiere Global Services, Inc..............    39,174      309,866
       *Primus Telecommunications Group, Inc.......    80,390    1,105,362
       *SureWest Communications....................   345,550    5,034,664
       *Xeta Corp..................................    67,827      373,048
                                                              ------------
     Total Telecommunication Services..............             27,672,839
                                                              ------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                  Shares         Value+
                                                                                                  ------         -----

Utilities -- (0.1%)
   Consolidated Water Co., Ltd...........................................................         10,941 $      107,331
  *Dynegy, Inc.                                                                                  668,312      4,237,098
  *GenOn Energy, Inc.                                                                          1,745,297      6,859,017
  #Ormat Technologies, Inc.                                                                       20,142        501,536
   SJW Corp.                                                                                      12,433        288,943
                                                                                                         --------------
Total Utilities                                                                                              11,993,925
                                                                                                         --------------
TOTAL COMMON STOCKS                                                                                       7,974,242,942
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Corp. Rights 03/04/11....................................................         45,703             --
  #*Central Pacific Financial Corp. Rights 05/06/11                                               12,644         68,910
  .*CSF Holding, Inc. Litigation Rights..................................................         40,500             --
  *Federal-Mogul Corp. Warrants 12/27/14                                                          62,197         26,123
  .*First Federal Bancshares of Arkansas, Inc. Rights....................................        132,281        912,739
  .*Macatawa Bank Corp. Rights...........................................................        362,870             --
  .*U.S. Concrete, Inc. Warrants A 08/31/17..............................................         24,689             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17..............................................         24,689             --
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS                                                                                         1,007,772
                                                                                                         --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                        10,913,076     10,913,076
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount         Value+
                                            -                                                    -------         ------
                                                                                                   (000)

SECURITIES LENDING COLLATERAL -- (16.6%)
(S)@DFA Short Term Investment Fund                                                         1,584,011,499  1,584,011,499
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $4,674,280
 FNMA 3.500%, 02/01/26, valued at $4,699,788) to be repurchased at $4,562,923............ $        4,563      4,562,900
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                       1,588,574,399
                                                                                                         --------------

TOTAL INVESTMENTS -- 100.0%
 (Cost $7,993,881,748)...................................................................                $9,574,738,189
                                                                                                         ==============

                         U.S. CORE EQUITY 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares      Value+
                                                        ------      -----

     COMMON STOCKS -- (92.2%)
     Consumer Discretionary -- (12.3%)
       *1-800-FLOWERS.COM, Inc.                         20,439 $    68,471
       *99 Cents Only Stores                            39,393     794,163
       #Aaron's, Inc.                                   48,680   1,401,497
       #Abercrombie & Fitch Co.                         26,120   1,849,296
       *AC Moore Arts & Crafts, Inc.                    14,149      38,485
        Acme United Corp.                                1,000       9,400
        Advance Auto Parts, Inc.                        19,100   1,250,286
       *Aeropostale, Inc.                               42,561   1,086,582
       *AFC Enterprises, Inc.                           11,524     173,551
       *AH Belo Corp.                                   10,480      87,194
        Aldila, Inc.                                     1,600       6,880
       *Amazon.com, Inc.                                55,780  10,960,770
        Ambassadors Group, Inc.                          7,885      79,481
        Amcon Distributing Co.                             247      17,290
       #*American Apparel, Inc.                            769       1,115
       *American Axle & Manufacturing Holdings, Inc.    34,884     446,515
       *American Biltrite, Inc.                          1,353      14,206
        American Eagle Outfitters, Inc.                114,414   1,780,282
       #American Greetings Corp. Class A                 9,000     221,400
       #*American Public Education, Inc.                 3,403     143,777
       *America's Car-Mart, Inc.                         6,110     149,573
       *Amerigon, Inc.                                   9,498     161,941
        Ameristar Casinos, Inc.                         21,610     431,119
       #*ANN, Inc.                                      27,000     842,670
       *Apollo Group, Inc. Class A                      18,300     732,549
        Arbitron, Inc.                                   7,506     290,332
       *Arctic Cat, Inc.                                 6,700     112,493
        Ark Restaurants Corp.                            2,019      33,515
       *Asbury Automotive Group, Inc.                   20,277     350,792
       *Ascena Retail Group, Inc.                       42,034   1,315,244
       *Ascent Media Corp.                               8,083     388,226
       *Atrinsic, Inc.                                   3,638       9,459
       *Audiovox Corp. Class A                          10,707      79,018
       #*Autoliv, Inc.                                  12,366     990,888
       #*AutoNation, Inc.                               60,473   2,050,639
       *AutoZone, Inc.                                   8,152   2,301,962
       *Ballantyne Strong, Inc.                          5,765      38,914
       #*Bally Technologies, Inc.                       26,444   1,031,052
       #Barnes & Noble, Inc.                            32,380     355,856
       *Bassett Furniture Industries, Inc.               6,426      57,641
       *Beasley Broadcast Group, Inc.                    3,374      22,741
       #*Beazer Homes USA, Inc.                         45,099     210,161
        bebe stores, Inc.                               48,243     324,193
       *Bed Bath & Beyond, Inc.                         60,100   3,372,812
       *Belo Corp.                                      43,883     370,811
       *Benihana, Inc.                                   2,054      18,178
       *Benihana, Inc. Class A                           4,406      38,993
       #Best Buy Co., Inc.                              52,363   1,634,773
        Big 5 Sporting Goods Corp.                      11,079     132,394
       *Big Lots, Inc.                                  38,531   1,584,009
       *Biglari Holdings, Inc.                             875     382,585
       #*BJ's Restaurants, Inc.                         14,200     666,690
       #*Blue Nile, Inc.                                 3,035     172,995
       *Bluegreen Corp.                                 17,859      69,472
        Blyth, Inc.                                      4,644     218,918
        Bob Evans Farms, Inc.                           18,370     576,083
       #*Bon-Ton Stores, Inc. (The)                      8,220     114,094
        Books-A-Million, Inc.                            7,498      34,641

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        Shares      Value+
                                                        ------      -----

     Consumer Discretionary -- (Continued)
       #*BorgWarner, Inc..............................  42,300 $ 3,267,252
        Bowl America, Inc. Class A....................   1,359      17,259
       #*Boyd Gaming Corp.                              43,248     386,637
       #*Bridgepoint Education, Inc.                    25,500     447,525
        Brinker International, Inc.                     46,426   1,118,402
       *Brookfield Residential Properties, Inc.         13,256     163,712
       #Brown Shoe Co., Inc.                            27,419     346,850
       #Brunswick Corp.                                 54,756   1,279,648
       #Buckle, Inc.                                    22,683   1,031,850
       *Buffalo Wild Wings, Inc.                         8,600     525,460
       *Build-A-Bear-Workshop, Inc.                      9,441      57,873
       *Cabela's, Inc.                                  41,707   1,065,197
        Cablevision Systems Corp......................  61,308   2,159,881
       *Cache, Inc.                                      6,900      39,606
       .*California Coastal Communities, Inc.            1,578          --
       *California Pizza Kitchen, Inc.................  11,051     176,816
        Callaway Golf Co.                               38,462     272,311
       *Cambium Learning Group, Inc.                    45,231     155,595
       *Canterbury Park Holding Corp.                    2,259      29,344
       #*Capella Education Co.                           4,180     207,328
       #*Career Education Corp.                         46,377   1,011,482
       *Caribou Coffee Co., Inc.                         6,461      60,863
       *CarMax, Inc.                                    61,958   2,149,943
       *Carmike Cinemas, Inc.                            4,200      30,492
        Carnival Corp.................................  94,238   3,587,641
       *Carriage Services, Inc.                          8,945      57,248
       *Carrols Restaurant Group, Inc.                   9,327      91,032
       *Carter's, Inc.                                  33,405   1,032,883
       *Casual Male Retail Group, Inc.                  30,947     130,596
        Cato Corp. Class A                              12,421     316,860
       *Cavco Industries, Inc.                           4,008     186,292
        CBS Corp. Class A                                9,684     245,489
        CBS Corp. Class B                              218,369   5,507,266
        CEC Entertainment, Inc.                          9,635     364,492
       #*Charles & Colvard, Ltd.                         8,890      24,448
       *Charming Shoppes, Inc.                          67,796     307,116
       #*Cheesecake Factory, Inc......................  27,210     800,518
        Cherokee, Inc.                                   2,252      43,689
        Chico's FAS, Inc.                              103,076   1,508,002
       *Children's Place Retail Stores, Inc. (The)      12,401     659,361
       #*Chipotle Mexican Grill, Inc.                   10,500   2,801,295
       #Choice Hotels International, Inc.               29,557   1,104,841
        Christopher & Banks Corp.                       20,050     123,308
       *Chromcraft Revington, Inc.                       2,232       3,571
        Churchill Downs, Inc.                            9,901     412,971
        Cinemark Holdings, Inc.                         68,274   1,388,010
       *Citi Trends, Inc.                                5,906     131,468
       *CKX, Inc.                                       43,775     200,052
       *Clear Channel Outdoor Holdings, Inc. Class A    19,738     271,595
        Coach, Inc.                                     46,230   2,765,016
       *Coast Distribution System, Inc.                    890       3,453
       *Cobra Electronics Corp.                          2,809      10,927
       #*Coinstar, Inc.                                 15,100     815,098
       *Coldwater Creek, Inc.                           44,600     136,030
       *Collective Brands, Inc.                         36,987     776,727
        Collectors Universe, Inc.                        3,102      47,895
       #Columbia Sportswear Co.                         16,916   1,150,119
        Comcast Corp. Class A                          444,809  11,671,788
        Comcast Corp. Special Class A                  153,551   3,769,677
       #*Conn's, Inc.                                   16,263     106,523
        Cooper Tire & Rubber Co.                        29,705     801,441

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CONTINUED

                                                       Shares      Value+
                                                       ------      -----

       Consumer Discretionary -- (Continued).........
         *Core-Mark Holding Co., Inc.................   7,137 $   239,161
         #*Corinthian Colleges, Inc..................  31,061     138,221
         *Cost Plus, Inc.............................   9,468     103,107
          CPI Corp...................................   2,662      47,836
          Cracker Barrel Old Country Store, Inc......  11,179     572,700
         *Craftmade International, Inc...............     822       3,452
         *Crocs, Inc.................................  42,533     855,339
         #*Crown Media Holdings, Inc.................  17,861      39,116
          CSS Industries, Inc........................   2,400      46,272
         *Culp, Inc..................................   5,047      50,874
         #*Cumulus Media, Inc........................  15,410      71,656
         *Cybex International, Inc...................   3,186       3,409
         *Cycle Country Accessories Corp.............     200          72
         *Dana Holding Corp..........................  75,400   1,370,018
          Darden Restaurants, Inc....................  43,224   2,030,231
         *Deckers Outdoor Corp.......................  17,106   1,451,615
         *dELiA*s, Inc...............................   2,914       5,158
         *Delta Apparel, Inc.........................   6,441     113,941
          Destination Maternity Corp.................   6,668     155,831
          DeVry, Inc.................................  15,348     811,909
         #*DGSE Cos., Inc............................   2,200      12,606
         #*Dick's Sporting Goods, Inc................  27,204   1,113,460
         #Dillard's, Inc. Class A....................  36,348   1,745,431
         *DineEquity, Inc............................  11,095     554,417
         *DIRECTV Class A............................ 220,510  10,714,581
         *Discovery Communications, Inc. (25470F104).  29,660   1,312,752
         *Discovery Communications, Inc. (25470F203).   1,400      61,194
         *Discovery Communications, Inc. (25470F302).  41,277   1,628,790
         *DISH Network Corp..........................  40,478   1,013,569
         *Dixie Group, Inc...........................   3,689      15,863
         *Dolan Media Co.............................  19,305     227,220
         *Dollar Tree, Inc...........................  37,205   2,139,288
         *Domino's Pizza, Inc........................  29,576     549,226
         *Dorman Products, Inc.......................   9,291     362,349
          Dover Downs Gaming & Entertainment, Inc....   8,520      29,990
         *Dover Motorsports, Inc.....................   3,182       6,205
          DR Horton, Inc............................. 195,909   2,437,108
         *Dreams, Inc................................  16,639      39,102
         *DreamWorks Animation SKG, Inc..............  27,064     716,925
          Drew Industries, Inc.......................  13,556     326,293
         #*drugstore.com, Inc........................  13,721      51,865
         #*DSW, Inc..................................   8,000     379,840
         #*Eastman Kodak Co..........................  94,131     261,684
         #*Education Management Corp.................   6,680     123,847
          Educational Development Corp...............   1,932      11,206
          Einstein Noah Restaurant Group, Inc........   8,084     130,637
         *Emerson Radio Corp.........................  15,010      36,324
         *Entercom Communications Corp...............  18,872     199,477
         *Entravision Communications Corp............  22,881      53,999
         *EnviroStar, Inc............................     100         129
          Escalade, Inc..............................   4,957      27,115
         #Ethan Allen Interiors, Inc.................  14,800     356,532
         *Ever-Glory International Group, Inc........   1,700       3,230
         *EW Scripps Co. Class A (The)...............  29,151     276,934
         *Exide Technologies.........................  47,182     473,707
         #Expedia, Inc...............................  51,400   1,286,542
         #Family Dollar Stores, Inc..................  32,363   1,754,398
         *Famous Dave's of America, Inc..............   2,980      29,353
         *Federal-Mogul Corp.........................  49,874   1,321,661
          Finish Line, Inc. Class A..................  30,595     657,487
         *Fisher Communications, Inc.................   4,158     125,780

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      Shares     Value+
                                                      ------     -----

         Consumer Discretionary -- (Continued)
            Flanigan's Enterprises, Inc.                 300 $    2,382
            Flexsteel Industries, Inc.                 3,198     45,699
            Foot Locker, Inc.                         95,663  2,058,668
           *Ford Motor Co.                           460,549  7,124,693
            Fortune Brands, Inc.                      68,972  4,488,698
           *Fossil, Inc.                              33,665  3,224,434
            Fred's, Inc.                              23,509    328,186
            Frisch's Restaurants, Inc.                 2,810     63,731
           #*Fuel Systems Solutions, Inc.              8,550    254,149
           *Full House Resorts, Inc.                   8,100     32,400
           *Furniture Brands International, Inc.      26,435    127,945
            Gaiam, Inc.                                8,301     49,391
           #*GameStop Corp. Class A                   88,086  2,262,048
           *GameTech International, Inc.                 300         60
            Gaming Partners International Corp.        3,881     27,361
            Gannett Co., Inc.                        146,907  2,212,419
            Gap, Inc.                                 62,432  1,450,920
           #*Garmin, Ltd.                             32,250  1,103,917
           *Gaylord Entertainment Co.                 29,336  1,052,282
           *Geeknet, Inc.                              1,663     42,423
           *General Motors Co.                         9,500    304,855
           *Genesco, Inc.                             14,431    582,724
           *Gentex Corp.                              67,792  2,125,279
           #Genuine Parts Co.                         39,780  2,136,186
           *G-III Apparel Group, Ltd.                  9,572    429,400
           *Global Sources, Ltd.                      10,616    129,940
           *Global Traffic Network, Inc.              10,014    134,488
           *Golfsmith International Holdings, Inc.     6,292     31,208
           *Goodyear Tire & Rubber Co..              116,259  2,110,101
           *Grand Canyon Education, Inc.              11,200    161,952
           *Gray Television, Inc.                     25,588     71,391
           *Gray Television, Inc. Class A                600      1,464
           *Great Wolf Resorts, Inc.                  15,427     32,860
           #Group 1 Automotive, Inc.                  14,684    631,999
            Guess?, Inc.                              43,996  1,891,388
            H&R Block, Inc.                           53,355    922,508
           *Hallwood Group, Inc.                         252      5,572
           *Hampshire Group, Ltd.                        689      2,198
           *Hanesbrands, Inc.                         45,941  1,493,542
            Harley-Davidson, Inc.                     47,790  1,780,655
            Harman International Industries, Inc.     32,789  1,591,250
            Harte-Hanks, Inc.                         38,019    353,197
            Hasbro, Inc.                              19,210    899,796
           *Hastings Entertainment, Inc.               1,400      7,028
            Haverty Furniture Cos., Inc.              10,648    139,489
            Haverty Furniture Cos., Inc. Class A         540      7,020
           *Heelys, Inc.                               3,900      8,541
           *Helen of Troy, Ltd.                       18,504    575,844
           #*hhgregg, Inc.                            17,500    216,300
           *Hibbett Sporting Goods, Inc.              13,030    492,273
            Hillenbrand, Inc.                         29,635    679,234
           *Hollywood Media Corp.                      3,425      5,822
            Home Depot, Inc.                         244,063  9,064,500
            Hooker Furniture Corp.                     5,900     73,396
            Hot Topic, Inc.                           25,269    169,555
           #*Hovnanian Enterprises, Inc.              26,800     86,028
           *HSN, Inc................................  28,608    949,213
           *Hyatt Hotels Corp. Class A..............  20,797    921,515
           *Iconix Brand Group, Inc.................  44,764  1,096,270
           *Infosonics Corp.........................   2,000      1,680
            International Game Technology             51,431    909,814

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CONTINUED

                                                      Shares     Value+
                                                      ------     -----

        Consumer Discretionary -- (Continued)
           International Speedway Corp.               16,507 $  505,114
           Interpublic Group of Cos., Inc. (The)     142,833  1,678,288
          *Interval Leisure Group, Inc.               27,183    436,831
          *iRobot Corp.                               12,011    425,430
          *Isle of Capri Casinos, Inc.                23,433    223,551
          #*ITT Educational Services, Inc.             5,860    420,338
          *J. Alexander's Corp.                        1,500      8,970
           J.C. Penney Co., Inc.                     107,492  4,133,067
          *Jack in the Box, Inc.                      26,983    557,199
          *Jaclyn, Inc.                                  400      2,152
          #*JAKKS Pacific, Inc.                       15,614    328,519
          *Jamba, Inc.                                12,700     31,496
           Jarden Corp.                               32,967  1,199,669
           Johnson Controls, Inc.                     98,096  4,022,917
          *Johnson Outdoors, Inc. Class A              8,183    135,756
           Jones Group, Inc. (The)                    44,461    606,003
          #*Jos. A. Bank Clothiers, Inc.              13,152    689,428
          *Journal Communications, Inc.               25,613    139,591
          *K12, Inc.                                  14,865    585,235
          #KB Home                                    49,569    585,410
          *Kenneth Cole Productions, Inc. Class A      5,423     73,048
          *Kid Brands, Inc.                           17,697    129,365
          *Kirkland's, Inc.                            9,975    150,523
          *Knology, Inc.                              16,887    257,527
           Kohl's Corp.                               58,969  3,108,256
          *Kona Grill, Inc.                            3,971     22,754
           Koss Corp.                                  1,267      8,337
          *Krispy Kreme Doughnuts, Inc.               35,116    197,001
           KSW, Inc.                                   2,721      9,904
          *K-Swiss, Inc. Class A                      15,518    191,027
           Lacrosse Footwear, Inc.                     3,029     50,342
          *Lakeland Industries, Inc.                   1,850     16,095
          *Lakes Entertainment, Inc.                  12,178     27,888
          *Lamar Advertising Co. Class A              36,953  1,201,712
          *Las Vegas Sands Corp.                      62,785  2,951,523
          *Lazare Kaplan International, Inc.           1,600      2,376
          *La-Z-Boy, Inc.                             31,031    364,925
          *Leapfrog Enterprises, Inc.                 21,305     90,972
           Lear Corp.                                 57,152  2,922,753
           Learning Tree International, Inc.           5,412     45,623
          *Lee Enterprises, Inc.                      20,446     29,238
           Leggett & Platt, Inc.                      74,898  1,969,068
          #Lennar Corp. Class A                       93,183  1,769,545
           Lennar Corp. Class B Voting                15,776    240,742
          #*Libbey, Inc.                               8,472    144,448
          #*Liberty Global, Inc. Class A              51,230  2,382,195
          *Liberty Global, Inc. Class B                  340     16,143
          *Liberty Global, Inc. Class C               48,345  2,146,035
          *Liberty Media Corp. Capital Class A        53,068  4,365,904
          *Liberty Media Corp. Capital Class B         1,048     85,994
          *Liberty Media Corp. Interactive Class A   256,146  4,477,432
          *Liberty Media Corp. Interactive Class B     6,277    111,134
          *Liberty Media-Starz Corp. Series A         29,502  2,267,229
          *Liberty Media-Starz Corp. Series B            584     44,872
          *Life Time Fitness, Inc.                    24,828    971,271
          *Lifetime Brands, Inc.                       6,010     95,679
           Limited Brands, Inc.                      126,640  5,212,502
          *LIN TV Corp. Class A                        7,550     40,392
           Lincoln Educational Services Corp.         13,802    230,493
           Lithia Motors, Inc.                        13,308    242,073
          *Live Nation Entertainment, Inc.           104,101  1,154,480

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CONTINUED

                                                          Shares      Value+
                                                          ------      -----

    Consumer Discretionary -- (Continued)
      *LKQ Corp.                                          72,072 $ 1,817,656
      #*LodgeNet Interactive Corp.                         8,300      29,133
       Lowe's Cos., Inc.                                 300,424   7,886,130
      *Luby's, Inc.                                       14,091      70,455
      *M/I Homes, Inc.                                    11,300     150,177
       Mac-Gray Corp.                                      7,981     135,198
       Macy's, Inc.                                      191,626   4,581,778
      *Madison Square Garden, Inc.                        37,122   1,015,287
      *Maidenform Brands, Inc.                            10,991     347,975
       Marcus Corp.                                       11,485     127,369
      *Marine Products Corp.                              15,490     114,781
      *MarineMax, Inc.                                    14,120     134,987
      #Marriott International, Inc. Class A               45,086   1,591,536
      #*Martha Stewart Living Omnimedia, Inc. Class A     14,300      53,339
       Mattel, Inc.                                      102,700   2,744,144
       Matthews International Corp. Class A               13,277     532,939
      *MAXXAM, Inc.                                            2       1,375
      #*McClatchy Co. (The)                               35,962     102,851
      *McCormick & Schmick's Seafood Restaurants, Inc.    14,664     133,882
       McDonald's Corp.                                  140,351  10,990,887
       McGraw-Hill Cos., Inc.                             40,623   1,644,013
       MDC Holdings, Inc.                                 27,318     797,412
      *Media General, Inc. Class A                        11,700      63,063
       Men's Wearhouse, Inc. (The)                        31,349     874,324
      #Meredith Corp.                                     21,800     728,556
      *Meritage Homes Corp.                               19,165     458,235
      *Meritage Hospitality Group, Inc.                      299         822
      #*MGM Resorts International                        228,289   2,890,139
      *Midas, Inc.                                         5,986      43,518
      *Modine Manufacturing Co.                           24,400     434,564
      *Mohawk Industries, Inc.                            40,029   2,403,341
      *Monarch Casino & Resort, Inc.                       8,645      99,072
       Monro Muffler Brake, Inc.                          17,883     543,286
      *Morgans Hotel Group Co.                             7,784      67,332
      #*Morningstar, Inc.                                 24,100   1,388,160
      *Morton's Restaurant Group, Inc.                     8,000      59,200
      *Motorcar Parts of America, Inc.                     5,795      80,666
      *Movado Group, Inc.                                 11,344     189,331
      *MTR Gaming Group, Inc.                              9,924      26,299
      *Multimedia Games Holding Co., Inc.                  8,600      50,482
      *Nathan's Famous, Inc.                               2,606      44,875
       National CineMedia, Inc.                           25,869     451,155
      *Nautilus, Inc.                                     11,500      37,260
      *Navarre Corp.                                      14,687      28,199
      #*Netflix, Inc.                                     12,010   2,794,367
      *Nevada Gold & Casinos, Inc.                           700       1,183
      *New Frontier Media, Inc.                            4,370       7,735
      *New York & Co., Inc.                               30,732     188,694
      #*New York Times Co. Class A (The)                  89,016     723,700
       Newell Rubbermaid, Inc.                            84,533   1,611,199
       News Corp. Class A                                416,615   7,424,079
       News Corp. Class B                                141,607   2,676,372
      *Nexstar Broadcasting Group, Inc.                    5,200      43,368
       NIKE, Inc. Class B                                 54,550   4,490,556
      *Nobel Learning Communities, Inc.                    3,171      31,551
      *Nobility Homes, Inc.                                  775       7,006
      #Nordstrom, Inc.                                    36,809   1,750,268
      #Nutri/System, Inc.                                 11,070     166,493
      #*NVR, Inc.                                          1,900   1,404,727
      *O'Charley's, Inc.                                  11,182      73,130
      *Office Depot, Inc.                                164,247     707,905

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
                                                    Shares     Value+
                                                    ------     -----

           Consumer Discretionary -- (Continued)..
             #*OfficeMax, Inc.....................  44,942 $  447,622
              Omnicom Group, Inc..................  44,504  2,189,152
             *Orange 21, Inc......................     335        553
             *Orbitz Worldwide, Inc...............  47,813    153,002
             *O'Reilly Automotive, Inc............  37,514  2,215,577
             *Orient-Express Hotels, Ltd..........  61,100    749,697
             .*Orleans Homebuilders, Inc..........   3,832         --
              Outdoor Channel Holdings, Inc.......  15,060    107,679
             *Overstock.com, Inc..................   7,087     98,509
              Oxford Industries, Inc..............   7,784    267,380
             *P & F Industries, Inc. Class A......     270      1,034
             #P.F. Chang's China Bistro, Inc......  10,809    433,441
             *Pacific Sunwear of California, Inc..  37,554    119,797
             *Panera Bread Co. Class A............  13,232  1,602,528
             *Papa John's International, Inc......  12,740    382,964
             #*Peet's Coffee & Tea, Inc...........   6,800    316,064
             *Penn National Gaming, Inc...........  47,090  1,884,071
             *Penske Automotive Group, Inc........  56,336  1,266,433
              Pep Boys - Manny, Moe & Jack (The)..  31,433    430,632
             *Perry Ellis International, Inc......   9,550    269,119
             #PetMed Express, Inc.................  10,288    155,246
             *PetSmart, Inc.......................  45,387  1,913,970
              Phillips-Van Heusen Corp............  36,724  2,585,737
             #*Pier 1 Imports, Inc................  58,369    710,934
             *Pinnacle Entertainment, Inc.........  36,695    509,327
             *Point.360...........................   1,448      1,079
             #*Polaris Industries, Inc............  18,430  1,943,075
              Polo Ralph Lauren Corp..............  12,415  1,623,510
              Pool Corp...........................  23,479    710,475
             *Premier Exhibitions, Inc............   8,500     15,130
             *Pre-Paid Legal Services, Inc........   3,100    204,445
             *Priceline.com, Inc..................   6,850  3,747,018
              Primedia, Inc.......................  30,098    147,480
             *Princeton Review, Inc...............   7,215      2,872
             #*Pulte Group, Inc................... 144,558  1,175,257
             *Q.E.P. Co., Inc.....................     352      5,804
             *Quiksilver, Inc.....................  96,676    420,541
             #*Radio One, Inc.....................  19,485     56,701
             #RadioShack Corp.....................  58,844    930,324
             *Reading International, Inc. Class A.   5,859     28,416
             *Red Lion Hotels Corp................   9,848     86,170
             #*Red Robin Gourmet Burgers, Inc.....   9,284    252,432
             #Regal Entertainment Group...........  68,748    947,347
              Regis Corp..........................  33,741    573,597
              Rent-A-Center, Inc..................  38,171  1,162,307
             *Rentrak Corp........................   3,560     81,666
             *Retail Ventures, Inc................  22,898    470,096
              RG Barry Corp.......................   7,819     95,705
             *Rick's Cabaret International, Inc...   5,041     52,779
             *Rocky Brands, Inc...................   4,110     62,595
              Ross Stores, Inc....................  43,988  3,241,476
             #*Royal Caribbean Cruises, Ltd.......  98,471  3,921,115
             #*Ruby Tuesday, Inc..................  38,054    399,948
             *Ruth's Hospitality Group, Inc.......  17,386     85,365
              Ryland Group, Inc. (The)............  26,327    455,720
             *Saga Communications, Inc............   1,158     41,584
             #*Saks, Inc..........................  99,285  1,187,449
              Salem Communications Corp...........   6,863     24,707
             #*Sally Beauty Holdings, Inc.........  87,296  1,291,108
              Scholastic Corp.....................  19,372    509,096
             *Scientific Games Corp...............  32,321    340,017

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
                                                        Shares     Value+
                                                        ------     -----

      Consumer Discretionary -- (Continued)
         Scripps Networks Interactive, Inc.             20,754 $1,067,171
        *Sealy Corp.                                    41,500    109,560
        #*Sears Holdings Corp.                          37,862  3,254,996
        *Select Comfort Corp.                           15,100    239,637
         Service Corp. International                   145,210  1,709,122
         Shiloh Industries, Inc.                         9,388    107,117
        *Shoe Carnival, Inc.                             7,877    230,560
        *Shuffle Master, Inc.                           27,786    303,701
        *Shutterfly, Inc.                               13,299    818,686
        *Signet Jewelers, Ltd. ADR                      52,653  2,303,569
        *Silverleaf Resorts, Inc.                        3,086      7,622
         Sinclair Broadcast Group, Inc. Class A         22,166    254,687
        #*Skechers U.S.A., Inc. Class A                 19,355    368,713
         Skyline Corp.                                   4,311     84,539
        *Smith & Wesson Holding Corp.                   31,791    114,766
         Snap-On, Inc.                                  30,251  1,868,604
         Sonesta International Hotels Corp. Class A        446      8,632
        #Sonic Automotive, Inc.                         24,870    350,667
        *Sonic Corp.                                    19,031    213,528
         Sotheby's Class A                              31,600  1,596,432
         Spartan Motors, Inc.                           20,810    140,676
        *Spectrum Group International, Inc.                385      1,059
         Speedway Motorsports, Inc.                     24,881    387,646
        *Sport Chalet, Inc. Class A                      2,817      5,155
        *Sport Chalet, Inc. Class B                        238        547
         Stage Stores, Inc.                             21,735    418,616
         Standard Motor Products, Inc.                  13,560    193,230
        #*Standard Pacific Corp.                        92,999    358,976
         Stanley Black & Decker, Inc.                   46,241  3,359,409
        *Stanley Furniture, Inc.                         7,849     44,268
         Staples, Inc.                                 105,162  2,223,125
         Starbucks Corp.                               110,222  3,988,934
         Starwood Hotels & Resorts Worldwide, Inc.      27,247  1,623,104
         Stein Mart, Inc.                               26,016    283,054
        *Steiner Leisure, Ltd.                           7,333    355,944
        *Steinway Musical Instruments, Inc.              6,550    163,750
        *Steven Madden, Ltd.                            13,406    712,529
         Stewart Enterprises, Inc.                      48,183    390,764
        *Stoneridge, Inc.                               13,537    207,116
         Strattec Security Corp.                         2,038     58,511
        #Strayer Education, Inc.                         3,602    446,216
         Sturm Ruger & Co., Inc.                         9,700    230,666
         Superior Industries International, Inc.        16,100    406,847
        *Syms Corp.                                      2,783     22,097
        *Systemax, Inc.                                 20,519    265,721
        *Talbots, Inc.                                     150        807
        *Tandy Brands Accessories, Inc.                  1,100      2,772
         Tandy Leather Factory, Inc.                     1,146      5,352
         Target Corp.                                   98,265  4,824,812
        *Tempur-Pedic International, Inc.               16,906  1,061,359
        *Tenneco, Inc.                                  26,950  1,245,360
         Texas Roadhouse, Inc.                          32,618    530,695
         Thor Industries, Inc.                          25,687    796,554
         Tiffany & Co.                                  24,000  1,666,560
        *Timberland Co. Class A                         20,626    932,089
         Time Warner Cable, Inc.                        89,602  7,000,604
         Time Warner, Inc.                             237,277  8,983,307
         TJX Cos., Inc. (The)                           65,550  3,514,791
        *Toll Brothers, Inc.                           100,106  2,103,227
        *Town Sports International Holdings, Inc.       11,470     82,125
         Tractor Supply Co.                             34,902  2,159,387
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
                                                    Shares       Value+
                                                    ------       -----

        Consumer Discretionary -- (Continued)
          *True Religion Apparel, Inc.              10,300 $    311,266
          *TRW Automotive Holdings Corp.            44,768    2,554,462
          *Tuesday Morning Corp.                    27,700      138,500
           Tupperware Corp........................  32,615    2,076,597
          *Ulta Salon Cosmetics & Fragrance, Inc..  21,433    1,140,021
          *Under Armour, Inc. Class A.............  15,040    1,029,638
          *Unifi, Inc.............................  12,407      202,482
          *Universal Electronics, Inc.............   7,876      218,086
           Universal Technical Institute, Inc.....  10,807      195,282
          *Urban Outfitters, Inc..................  28,800      906,048
          *US Auto Parts Network, Inc.............  12,486       96,891
           V.F. Corp..............................  29,785    2,995,180
          *Vail Resorts, Inc......................  21,940    1,074,841
          *Valassis Communications, Inc...........  22,600      651,558
           Value Line, Inc........................   1,759       24,608
          *Valuevision Media, Inc. Class A........  20,987      133,897
          #Viacom, Inc. Class A...................   3,945      229,362
           Viacom, Inc. Class B...................  80,885    4,138,077
          *Vitamin Shoppe, Inc....................  13,642      532,311
           Volcom, Inc............................  14,300      282,139
          *WABCO Holdings, Inc....................  27,499    2,030,801
           Walt Disney Co. (The).................. 390,582   16,834,084
          *Warnaco Group, Inc.....................  24,230    1,559,443
          *Warner Music Group Corp................  22,096      165,057
          #Washington Post Co. Class B............   4,310    1,878,729
           Weight Watchers International, Inc.....  34,659    2,694,737
          *Wells-Gardner Electronics Corp.........   2,458        4,891
           Wendy's/Arby's Group, Inc. Class A..... 249,507    1,202,624
          *West Marine, Inc.......................  13,511      147,000
          #*Westwood One, Inc.....................   1,559       10,866
          *Wet Seal, Inc. (The)...................  57,796      254,302
           Weyco Group, Inc.......................   5,743      139,268
          #Whirlpool Corp.........................  45,139    3,890,079
           Wiley (John) & Sons, Inc. Class A......  23,641    1,204,036
          #Wiley (John) & Sons, Inc. Class B......   4,226      218,484
           Williams Controls, Inc.................   2,029       25,302
          *Williams-Sonoma, Inc...................  23,778    1,032,203
           Winmark Corp...........................   1,573       65,610
          #*Winnebago Industries, Inc.............  13,880      171,834
          #*WMS Industries, Inc...................  27,228      893,078
           Wolverine World Wide, Inc..............  29,488    1,170,084
          #World Wrestling Entertainment, Inc.....  11,700      122,967
           Wyndham Worldwide Corp.................  81,020    2,804,102
           Wynn Resorts, Ltd......................  19,029    2,800,117
           Yum! Brands, Inc.......................  64,606    3,465,466
          *Zale Corp..............................  16,300       59,984
          #*Zumiez, Inc...........................  17,356      487,877
                                                           ------------
        Total Consumer Discretionary..............          503,492,961
                                                           ------------

        Consumer Staples -- (7.0%)................
          *Alberto-Culver Co......................  38,169    1,425,230
           Alico, Inc.............................   3,814       98,363
          *Alliance One International, Inc........  50,907      203,119
           Altria Group, Inc...................... 270,196    7,252,061
           Andersons, Inc. (The)..................  10,974      544,859
           Archer-Daniels-Midland Co.............. 151,200    5,597,424
           Arden Group, Inc. Class A..............     744       61,596
           Avon Products, Inc.....................  53,416    1,569,362
           B&G Foods, Inc.........................  24,800      448,384
          *BJ's Wholesale Club, Inc...............  28,157    1,445,017
          *Boston Beer Co., Inc. Class A..........   3,797      357,905
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
                                                      Shares      Value+
                                                      ------      -----

       Consumer Staples -- (Continued)
          Bridgford Foods Corp.                        2,501 $    25,610
          Brown-Forman Corp. Class A                  12,062     849,889
         #Brown-Forman Corp. Class B                  32,444   2,331,426
          Bunge, Ltd.                                 66,042   4,982,208
         *Cagle's, Inc. Class A                        1,979      12,092
         #Calavo Growers, Inc.                         7,218     151,578
         #Cal-Maine Foods, Inc.                       11,773     340,122
         #Campbell Soup Co.                           23,390     785,670
          Casey's General Stores, Inc.                25,861   1,009,355
          CCA Industries, Inc.                         3,400      19,890
         *Central European Distribution Corp.         40,197     475,129
         *Central Garden & Pet Co.                    11,250     109,912
         *Central Garden & Pet Co. Class A            25,348     253,987
         *Chiquita Brands International, Inc.         31,971     508,978
         *Church & Dwight Co., Inc.                   16,581   1,367,601
         #Clorox Co.                                  21,487   1,496,784
          Coca-Cola Bottling Co.                       4,167     293,565
          Coca-Cola Co. (The)                        299,214  20,184,976
          Coca-Cola Enterprises, Inc.                154,430   4,387,356
          Coffee Holding Co., Inc.                       300       1,584
          Colgate-Palmolive Co.                       64,422   5,433,996
         #ConAgra, Inc.                              203,266   4,969,854
         *Constellation Brands, Inc. Class A          81,635   1,827,808
         *Constellation Brands, Inc. Class B           3,006      67,605
          Corn Products International, Inc.           52,885   2,913,964
          Costco Wholesale Corp.                      64,190   5,194,255
         *Craft Brewers Alliance, Inc.                 9,065      83,489
          CVS Caremark Corp.                         290,603  10,531,453
         *Darling International, Inc.                 55,995     905,439
         *Dean Foods Co.                             107,730   1,205,499
         #Diamond Foods, Inc.                         12,571     824,658
         #*Dole Food Co., Inc.                        52,633     726,862
          Dr. Pepper Snapple Group, Inc.              95,427   3,740,738
         *Elizabeth Arden, Inc.                       17,620     529,657
         *Energizer Holdings, Inc.                    30,063   2,270,658
          Estee Lauder Cos., Inc.                     19,957   1,935,829
          Farmer Brothers Co.                          9,024     108,559
         #Flowers Foods, Inc.                         42,030   1,284,437
          Fresh Del Monte Produce, Inc.               35,740     968,911
          General Mills, Inc.                         91,739   3,539,291
          Golden Enterprises, Inc.                     3,660      12,078
         #*Green Mountain Coffee, Inc.                44,550   2,983,068
          Griffin Land & Nurseries, Inc. Class A       2,684      71,878
          H.J. Heinz Co.                              44,515   2,280,503
         *Hain Celestial Group, Inc.                  26,206     891,266
         *Hansen Natural Corp.                        34,291   2,268,350
         *Harbinger Group, Inc.                        4,059      24,638
         *Heckmann Corp.                              61,848     389,642
          Herbalife, Ltd.                             18,508   1,661,648
          Hershey Co. (The)                           25,511   1,472,240
         #Hormel Foods Corp.                          62,698   1,843,948
        .#*HQ Sustainable Maritime Industries, Inc..   7,426      20,644
         *IGI Labratories, Inc.                          921       1,188
          Imperial Sugar Co.                           6,343      86,772
          Ingles Markets, Inc.                         7,711     146,586
          Inter Parfums, Inc.                         14,113     268,570
          J & J Snack Foods Corp.                     11,280     573,250
          J.M. Smucker Co.                            55,255   4,147,993
         *John B. Sanfilippo & Son, Inc.               3,524      38,764
          Kellogg Co.                                 48,202   2,760,529
          Kimberly-Clark Corp.                        52,877   3,493,055
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
                                                      Shares      Value+
                                                      ------      -----

        Consumer Staples -- (Continued).............
           Kraft Foods, Inc. Class A................ 365,426 $12,271,005
           Kroger Co. (The).........................  92,825   2,256,576
          #Lancaster Colony Corp....................  13,089     799,869
          #*Lifeway Foods, Inc......................   3,699      35,473
           Lorillard, Inc...........................  21,431   2,282,402
          *Mannatech, Inc...........................   7,401      12,360
          *McCormick & Co., Inc. (579780107)........   2,640     129,334
           McCormick & Co., Inc. (579780206)........  23,033   1,131,381
           Mead Johnson Nutrition Co................  46,616   3,117,678
          #*Medifast, Inc...........................   4,251      83,957
           MGP Ingredients, Inc.....................   8,297      72,433
           Molson Coors Brewing Co. Class A.........     623      30,555
           Molson Coors Brewing Co. Class B.........  75,737   3,692,179
           Nash-Finch Co............................   6,881     256,111
           National Beverage Corp...................  17,480     243,322
          *Natural Alternatives International, Inc..   2,740      12,440
          *Nature's Sunshine Products, Inc..........     200       1,784
           Nu Skin Enterprises, Inc. Class A........  29,862     958,272
          *Nutraceutical International Corp.........   4,721      74,875
           Oil-Dri Corp. of America.................   3,323      73,405
          *Omega Protein Corp.......................  11,066     142,530
           Orchids Paper Products Co................   3,202      37,495
          *Overhill Farms, Inc......................   6,166      37,983
          *Pantry, Inc..............................  13,100     202,788
          *Parlux Fragrances, Inc...................  10,321      34,472
           PepsiCo, Inc............................. 233,659  16,096,769
           Philip Morris International, Inc......... 257,447  17,877,120
          *Physicians Formula Holdings, Inc.........   7,033      37,275
          *Pilgrim's Pride Corp..................... 103,143     606,481
          *Prestige Brands Holdings, Inc............  31,331     361,873
           PriceSmart, Inc..........................  14,418     600,366
           Procter & Gamble Co. (The)............... 378,459  24,561,989
          *Ralcorp Holdings, Inc....................  32,807   2,552,385
          *Reddy Ice Holdings, Inc..................   6,400      20,736
           Reliv' International, Inc................   2,740       5,288
          #*Revlon, Inc.............................  18,943     326,198
           Reynolds American, Inc...................  70,798   2,627,314
           Rocky Mountain Chocolate Factory, Inc....   2,773      29,283
           Ruddick Corp.............................  29,310   1,216,951
           Safeway, Inc............................. 163,357   3,971,209
           Sanderson Farms, Inc.....................  13,204     628,510
           Sara Lee Corp............................  99,418   1,908,826
           Schiff Nutrition International, Inc......   8,814      87,699
          *Seneca Foods Corp........................   5,629     157,387
          *Seneca Foods Corp. Class B...............     599      16,751
          *Smart Balance, Inc.......................  39,831     190,392
          *Smithfield Foods, Inc....................  99,607   2,346,741
           Snyders-Lance, Inc.......................  18,300     361,425
           Spartan Stores, Inc......................  13,592     212,171
          *Spectrum Brands Holdings, Inc............  32,103   1,043,348
          #SUPERVALU, Inc........................... 105,556   1,188,561
          *Susser Holdings Corp.....................   9,711     133,915
          #Sysco Corp...............................  77,865   2,251,077
           Tasty Baking Co..........................   6,492      25,871
          *Tofutti Brands, Inc......................     456       1,108
          #Tootsie Roll Industries, Inc.............  17,280     512,179
          *TreeHouse Foods, Inc.....................  21,144   1,282,806
           Tyson Foods, Inc. Class A................ 131,117   2,609,228
          *United Natural Foods, Inc................  22,361     954,591
           United-Guardian, Inc.....................   1,741      24,792
          #Universal Corp...........................  14,401     624,715
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
                                                   Shares       Value+
                                                   ------       -----

          Consumer Staples -- (Continued)
            *USANA Health Sciences, Inc.            4,467 $    166,619
            #Vector Group, Ltd.                    18,387      337,585
             Village Super Market, Inc.             4,287      115,920
             Walgreen Co.                         135,083    5,770,746
             Wal-Mart Stores, Inc.                499,081   27,439,473
             WD-40 Co.                              8,025      333,038
             Weis Markets, Inc.                    16,261      671,091
             Whole Foods Market, Inc.              66,900    4,198,644
            *Winn-Dixie Stores, Inc.               28,753      203,859
                                                          ------------
          Total Consumer Staples                           287,771,588
                                                          ------------

          Energy -- (10.3%)
            #*Abraxas Petroleum Corp.               3,201       16,261
             Adams Resources & Energy, Inc.         2,498       73,491
             Alon USA Energy, Inc.                 24,400      335,500
            #*Alpha Natural Resources, Inc.        47,433    2,759,178
             Anadarko Petroleum Corp.             107,183    8,461,026
             Apache Corp.                          77,286   10,307,634
            *Approach Resources, Inc.              13,525      398,176
             Arch Coal, Inc.                       42,596    1,461,043
            #*ATP Oil & Gas Corp.                  24,599      437,370
            *Atwood Oceanics, Inc.                 40,738    1,830,358
             Baker Hughes, Inc.                    92,642    7,171,417
            *Barnwell Industries, Inc.              4,663       32,221
            *Basic Energy Services, Inc.           24,644      757,557
             Berry Petroleum Corp. Class A         31,726    1,685,602
            *Bill Barrett Corp.                    28,231    1,178,080
            *BioFuel Energy Corp.                  10,582        7,725
            *Bolt Technology Corp.                  4,002       58,589
            *BPZ Resources, Inc.                   68,322      325,213
            *Brigham Exploration Co.               46,536    1,560,352
            *Bristow Group, Inc.                   22,289    1,034,210
            *Bronco Drilling Co., Inc.             17,974      197,355
             Cabot Oil & Gas Corp.                 43,677    2,458,142
            *Cal Dive International, Inc.          58,483      459,676
            *Callon Petroleum Co.                   8,524       58,389
            *Cameron International Corp.           36,123    1,904,405
            #CARBO Ceramics, Inc.                  10,500    1,689,870
            *Carrizo Oil & Gas, Inc.               19,245      766,721
            #*Cheniere Energy, Inc.                19,519      177,233
             Chesapeake Energy Corp.              138,880    4,676,090
             Chevron Corp.                        428,110   46,852,358
             Cimarex Energy Co.                    46,740    5,168,977
            *Clayton Williams Energy, Inc.          6,121      554,379
            *Cloud Peak Energy, Inc.               31,640      658,745
            *Cobalt International Energy, Inc.     13,422      187,908
            *Complete Production Services, Inc.    40,500    1,374,570
            #*Comstock Resources, Inc.             28,376      909,735
            *Concho Resources, Inc.                30,896    3,301,238
             ConocoPhillips                       296,061   23,368,095
             Consol Energy, Inc.                   35,068    1,896,828
            *Contango Oil & Gas Co.                 9,297      575,670
            #*Continental Resources, Inc.          10,200      700,536
            *CREDO Petroleum Corp.                  4,696       54,286
            *Crimson Exploration, Inc.             22,070       89,384
             Crosstex Energy, Inc.                 34,800      367,140
            *CVR Energy, Inc.                      55,131    1,225,562
            *Dawson Geophysical Co.                 4,575      204,045
             Delek US Holdings, Inc.               24,339      326,873
            *Delta Petroleum Corp.                  2,800        2,344
            *Denbury Resources, Inc.              180,494    4,073,750

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CONTINUED

                                                    Shares      Value+
                                                    ------      -----

          Energy -- (Continued)...................
             Devon Energy Corp.................... 103,309 $ 9,401,119
             DHT Holdings, Inc....................  38,509     166,744
            #Diamond Offshore Drilling, Inc.......  22,081   1,675,285
            *Double Eagle Petroleum Co............   5,451      55,491
            *Dresser-Rand Group, Inc..............  38,529   2,024,314
            *Dril-Quip, Inc.......................  19,107   1,462,832
             El Paso Corp......................... 143,845   2,792,031
            *Endeavour International Corp.........  18,212     264,074
            *Energy Partners, Ltd.................  24,247     441,538
            *ENGlobal Corp........................  12,922      52,722
            #EOG Resources, Inc...................  53,620   6,054,234
            *Evolution Petroleum Corp.............   9,088      72,068
             EXCO Resources, Inc..................  35,979     753,760
            *Exterran Holdings, Inc...............  35,674     774,483
             Exxon Mobil Corp..................... 674,925  59,393,400
            *FieldPoint Petroleum Corp............   2,633       9,558
            *FMC Technologies, Inc................  45,938   2,135,198
            *Forest Oil Corp......................  32,241   1,157,774
             Frontier Oil Corp....................  61,495   1,718,170
            *FX Energy, Inc.......................  12,372     101,574
            *General Maritime Corp................  28,025      59,973
            *Geokinetics, Inc.....................   8,394      80,163
            *GeoMet, Inc..........................   4,840       7,018
            *GeoResources, Inc....................  12,200     354,044
            *Global Industries, Ltd...............  70,782     697,911
            *GMX Resources, Inc...................  35,300     207,564
            #*Goodrich Petroleum Corp.............  20,142     452,591
            *Gran Tierra Energy, Inc.............. 125,812     933,525
            #*Green Plains Renewable Energy, Inc..  22,255     278,633
             Gulf Island Fabrication, Inc.........   8,611     304,313
            *Gulfmark Offshore, Inc...............  15,996     680,950
            *Gulfport Energy Corp.................  19,895     677,226
             Halliburton Co....................... 142,146   7,175,530
            *Harvest Natural Resources, Inc.......  26,700     368,994
            *Helix Energy Solutions Group, Inc....  64,948   1,229,466
             Helmerich & Payne, Inc...............  69,950   4,640,483
            *Hercules Offshore, Inc...............  71,893     451,129
             Hess Corp............................  66,017   5,674,821
            *HKN, Inc.............................   6,292      19,442
             Holly Corp...........................  27,659   1,601,456
            *Hornbeck Offshore Services, Inc......  16,000     467,680
            #Houston American Energy Corp.........   7,259     133,493
            *International Coal Group, Inc........ 115,274   1,271,472
            #*ION Geophysical Corp................  64,603     816,582
            #*James River Coal Co.................  16,961     395,531
            *Key Energy Services, Inc.............  79,860   1,453,452
            *Kodiak Oil & Gas Corp................   8,600      60,372
            #*L&L Energy, Inc.....................  13,596      94,492
            #*Lucas Energy, Inc...................   6,669      21,474
             Lufkin Industries, Inc...............  14,320   1,322,166
            #*Magnum Hunter Resources Corp........  10,100      82,416
             Marathon Oil Corp.................... 152,429   8,237,263
             Massey Energy Co.....................  27,187   1,855,241
            *Matrix Service Co....................  16,401     237,158
            *McMoran Exploration Co...............  75,479   1,382,020
            #*Mexco Energy Corp...................     984      11,316
            *Mitcham Industries, Inc..............   4,796      76,640
             Murphy Oil Corp......................  48,176   3,732,676
            *Nabors Industries, Ltd............... 128,729   3,944,257
             National-Oilwell, Inc................  88,892   6,817,127
            *Natural Gas Services Group, Inc......   6,901     124,425

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CONTINUED

                                                    Shares      Value+
                                                    ------      -----

          Energy -- (Continued)
            *New Concept Energy, Inc.                  139 $       417
            *Newfield Exploration Co.               60,464   4,280,851
            *Newpark Resources, Inc.                50,105     452,448
             Noble Energy, Inc.                     36,595   3,523,001
            *Northern Oil & Gas, Inc.                   68       1,616
             Occidental Petroleum Corp.            113,741  12,999,459
            *Oceaneering International, Inc.        16,033   1,401,605
            *Oil States International, Inc.         32,664   2,711,439
            #Overseas Shipholding Group, Inc.       17,258     480,808
            *OYO Geospace Corp.                      3,181     296,724
             Panhandle Oil & Gas, Inc.               3,873     117,197
            *Parker Drilling Co.                    71,731     511,442
            *Patriot Coal Corp.                     44,060   1,109,431
             Patterson-UTI Energy, Inc.             90,298   2,809,171
             Peabody Energy Corp.                   40,530   2,708,215
             Penn Virginia Corp.                    27,898     431,303
            *Petrohawk Energy Corp.                126,650   3,420,816
            *Petroleum Development Corp.            14,400     573,408
            #*PetroQuest Energy, Inc.               31,751     278,139
            *PHI, Inc. Non-Voting                    7,280     162,926
            *PHI, Inc. Voting                          365       7,975
            *Pioneer Drilling Co.                   32,275     500,262
             Pioneer Natural Resources Co.          52,407   5,357,568
            *Plains Exploration & Production Co.    65,689   2,498,810
            *Pride International, Inc.              76,636   3,365,087
            *Pyramid Oil Co.                           220       1,327
             QEP Resources, Inc.                    79,344   3,390,369
            *Quicksilver Resources, Inc.            81,382   1,208,523
             Range Resources Corp.                  32,765   1,849,584
            *REX American Resources Corp.            7,500     129,600
            #*Rex Energy Corp.                      24,760     317,671
            *Rosetta Resources, Inc.                25,344   1,164,050
            *Rowan Cos., Inc.                       55,699   2,322,648
            #*Royale Energy, Inc.                      400       1,808
            #RPC, Inc.                              63,688   1,722,760
            #*SandRidge Energy, Inc.               137,323   1,697,312
             Schlumberger, Ltd.                    204,389  18,343,913
             SEACOR Holdings, Inc.                  13,411   1,325,409
            #*Seahawk Drilling, Inc.                 4,085      30,025
            *SemGroup Corp. Class A                 24,513     687,590
             Ship Finance International, Ltd.       48,014     959,800
             SM Energy Co.                          36,039   2,733,919
             Southern Union Co.                     68,200   2,039,180
            *Southwestern Energy Co.                49,099   2,153,482
             Spectra Energy Corp.                  102,638   2,980,608
            *Stone Energy Corp.                     27,252     963,631
             Sunoco, Inc.                           68,759   2,933,259
            *Superior Energy Services, Inc.         49,629   1,906,746
            *Swift Energy Corp.                     25,499     999,306
             Teekay Corp.                           43,729   1,486,349
            *Tesoro Petroleum Corp.                 85,634   2,322,394
            *Tetra Technologies, Inc.               46,484     686,569
            *TGC Industries, Inc.                    9,120      75,058
             Tidewater, Inc.                        30,800   1,832,908
            *Toreador Resources Corp.                6,627      53,745
            *Ultra Petroleum Corp.                  21,393   1,086,550
            *Union Drilling, Inc.                   14,328     194,288
            *Unit Corp.                             28,902   1,821,404
            #*Uranium Energy Corp.                   6,700      23,316
            #*Uranium Resources, Inc.                6,850      12,467
            *USEC, Inc.                             68,464     313,565

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CONTINUED

                                                        Shares       Value+
                                                        ------       -----

     Energy -- (Continued)
       *VAALCO Energy, Inc.                             33,678 $    234,736
        Valero Energy Corp.                            169,993    4,810,802
       *Venoco, Inc.                                    29,063      540,281
       *Verenium Corp.                                     166          486
       *Voyager Oil & Gas, Inc.                          1,806        7,694
       #W&T Offshore, Inc.                              38,870    1,042,105
       *Warren Resources, Inc.                          37,439      169,599
       *Weatherford International, Ltd.                 58,146    1,254,791
       *Western Refining, Inc.                          55,127      934,954
       *Westmoreland Coal Co.                            3,366       63,012
       *Whiting Petroleum Corp.                         41,444    2,880,358
       *Willbros Group, Inc.                            30,007      322,575
        Williams Cos., Inc. (The)                       92,746    3,076,385
        World Fuel Services Corp.                       31,524    1,247,720
                                                               ------------
     Total Energy                                               421,466,910
                                                               ------------

     Financials -- (14.7%)
       *1st Constitution Bancorp                         1,246       10,292
        1st Source Corp.                                14,248      302,343
       *1st United Bancorp, Inc.                        11,557       80,552
        21st Century Holding Co.                         2,688        7,930
        Abington Bancorp, Inc.                          12,718      154,142
        Access National Corp.                            3,943       30,716
        ACE, Ltd.                                       22,618    1,521,060
        Advance America Cash Advance Centers, Inc.      39,110      229,967
       .*Advanta Corp. Class A........................   2,785           --
       #*Affiliated Managers Group, Inc...............  15,236    1,661,943
       *Affirmative Insurance Holdings, Inc.             4,752       11,737
        Aflac, Inc.                                     68,498    3,848,903
       *Allegheny Corp.                                  5,256    1,729,257
        Alliance Bancorp, Inc. of Pennsylvania           1,546       17,238
        Alliance Financial Corp.                         2,713       87,467
       *Allied World Assurance Co. Holdings, Ltd.       27,100    1,760,687
        Allstate Corp. (The)                           135,104    4,571,919
        Alterra Capital Holdings, Ltd.                  67,483    1,483,276
       *Altisource Portfolio Solutions SA                8,893      288,845
       *Amcore Financial, Inc.                           4,080            6
        Ameriana Bancorp                                   456        2,175
       *American Capital, Ltd.                         211,449    2,171,581
        American Equity Investment Life Holding Co.     36,302      466,844
        American Express Co.                           170,473    8,366,815
        American Financial Group, Inc.                  76,144    2,723,671
       *American Independence Corp.                      1,861        9,714
       #*American International Group, Inc.             24,865      774,545
        American National Bankshares, Inc.               3,659       84,669
        American National Insurance Co.                 13,017    1,029,645
       *American River Bankshares                        2,192       13,700
       *American Safety Insurance Holdings, Ltd.         6,392      130,141
       *American Spectrum Realty, Inc.                     642       11,219
        Ameriprise Financial, Inc.                      52,878    3,281,609
       *Ameris Bancorp                                  13,261      131,814
       *AMERISAFE, Inc.                                 10,943      244,357
       *AmeriServe Financial, Inc.                       7,438       17,851
        AmTrust Financial Services, Inc.                35,362      682,487
        AON Corp.                                       67,444    3,518,553
       *Arch Capital Group, Ltd.                        22,197    2,308,488
        Argo Group International Holdings, Ltd.         18,539      582,310
        Arrow Financial Corp.                            6,205      154,194
        Aspen Insurance Holdings, Ltd.                  45,174    1,290,621
       *Asset Acceptance Capital Corp.                  14,775       83,922
        Associated Banc-Corp.                          103,519    1,511,377

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CONTINUED

                                                       Shares      Value+
                                                       ------      -----

      Financials -- (Continued)
         Assurant, Inc.                                46,426 $ 1,843,112
         Assured Guaranty, Ltd.                       105,252   1,789,284
         Asta Funding, Inc.                             7,412      60,111
        #Astoria Financial Corp....................    58,520     846,784
         Atlantic American Corp.                        2,737       5,583
        *Atlantic Coast Financial Corp.                   486       4,743
         Auburn National Bancorporation, Inc.             335       6,606
        *Avatar Holdings, Inc.                          7,438     133,884
         Axis Capital Holdings, Ltd.                   66,350   2,346,136
        *B of I Holding, Inc.                           5,019      84,319
         Baldwin & Lyons, Inc.                            638      13,733
         Baldwin & Lyons, Inc. Class B                  7,054     162,877
         BancFirst Corp.                                9,839     396,217
         Bancorp Rhode Island, Inc.                     2,755     122,212
        *Bancorp, Inc.                                 18,781     183,866
        #BancorpSouth, Inc.                            50,055     678,245
        *BancTrust Financial Group, Inc.                8,405      21,012
         Bank Mutual Corp.                             25,820     105,604
         Bank of America Corp.                      1,864,148  22,891,737
         Bank of Commerce Holdings                      4,816      20,901
        *Bank of Granite Corp.                          1,286       1,260
        #Bank of Hawaii Corp.                          22,724   1,108,704
         Bank of Kentucky Financial Corp.               1,521      35,485
         Bank of New York Mellon Corp. (The)          288,696   8,360,636
         Bank of the Ozarks, Inc.                       7,800     347,334
         BankFinancial Corp.                           11,771     107,587
         Banner Corp.                                  65,538     180,229
         Bar Harbor Bankshares                          2,309      67,469
         BB&T Corp.                                   149,121   4,014,337
         BCB Bancorp, Inc.                              3,820      42,020
        *BCSB Bancorp, Inc.                               552       7,170
         Beacon Federal Bancorp, Inc.                   2,257      31,914
        *Beneficial Mutual Bancorp, Inc.               46,822     404,074
        *Berkshire Bancorp, Inc.                        1,000       5,620
        *Berkshire Hathaway, Inc.                     131,025  10,914,382
         Berkshire Hills Bancorp, Inc.                  9,899     220,748
        #BGC Partners, Inc. Class A                    19,700     190,105
        *BlackRock, Inc.                               20,583   4,033,033
        *BNCCORP, Inc.                                    409       1,264
        *BOK Financial Corp.                           36,850   1,981,793
         Boston Private Financial Holdings, Inc.       47,688     333,339
         Bridge Bancorp, Inc.                           1,412      30,217
        *Bridge Capital Holdings                        2,882      29,627
         Brookline Bancorp, Inc.                       38,382     353,882
         Brooklyn Federal Bancorp, Inc.                 2,293       1,261
        *Brown & Brown, Inc.                           69,859   1,805,855
        *Brunswick Bancorp                                 40         340
         Bryn Mawr Bank Corp.                           7,407     149,251
         C&F Financial Corp.                              721      15,141
         Calamos Asset Management, Inc.                11,494     187,007
         California First National Bancorp              2,607      39,600
        *Camco Financial Corp.                            900       1,566
         Camden National Corp.                          4,445     153,575
        *Cape Bancorp, Inc.                             3,633      36,948
        *Capital Bank Corp.                             2,738      11,636
         Capital City Bank Group, Inc.                 10,037     112,414
         Capital One Financial Corp.                  113,196   6,195,217
         Capital Properties, Inc.                         300       3,489
        .Capital Properties, Inc. Class B..........       300          --
         Capital Southwest Corp.                        2,134     205,376
         CapitalSource, Inc.                          194,025   1,296,087

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CONTINUED

                                                     Shares      Value+
                                                     ------      -----

         Financials -- (Continued)...............
           *Capitol Federal Financial, Inc.......    99,923 $ 1,131,128
            Cardinal Financial Corp..............    16,977     190,821
           *Carolina Bank Holdings, Inc..........       900       3,150
            Carrollton Bancorp...................       331       1,496
           #Carver Bancorp, Inc..................       200         120
            Cash America International, Inc......    17,750     842,238
            Cathay General Bancorp...............    47,575     811,154
           *CB Richard Ellis Group, Inc..........    63,502   1,696,138
            Center Bancorp, Inc..................     7,650      73,134
           *Center Financial Corp................    21,242     154,854
            CenterState Banks of Florida, Inc....    12,576      78,223
            Central Bancorp, Inc.................       145       2,770
           #*Central Pacific Financial Corp......       298       4,494
           #*Central Virginia Bankshares, Inc....       357         421
           #*Centrue Financial Corp..............     1,244         858
            Century Bancorp, Inc. Class A........     1,554      42,859
            CFS Bancorp, Inc.....................     1,100       5,962
           #Charles Schwab Corp. (The)...........   140,897   2,579,824
            Charter Financial Corp...............     1,425      15,390
            Chemical Financial Corp..............    15,610     314,229
           *Chicopee Bancorp, Inc................     3,096      43,994
           #Chubb Corp...........................    65,616   4,277,507
           #Cincinnati Financial Corp............    73,007   2,312,862
           *CIT Group, Inc.......................    90,098   3,825,561
           *Citigroup, Inc....................... 5,989,288  27,490,832
           *Citizens Community Bancorp, Inc......     1,650       8,786
           *Citizens First Bancorp, Inc..........     1,040          37
            Citizens Holding Co..................       772      15,710
           #*Citizens Republic Bancorp, Inc......     2,800       2,570
            Citizens South Banking Corp..........     2,903      13,789
           *Citizens, Inc........................    28,988     215,961
           #City Holding Co......................     9,147     311,913
           #*City National Corp..................    31,657   1,807,931
            CKX Lands, Inc.......................       571       7,863
            Clifton Savings Bancorp, Inc.........    15,041     172,370
            CME Group, Inc.......................    14,418   4,264,412
            CNA Financial Corp...................   109,356   3,394,410
           *CNA Surety Corp......................    28,827     763,627
            CNB Financial Corp...................     5,502      76,313
           *CNO Financial Group, Inc.............   152,994   1,233,132
           CoBiz Financial, Inc..................    21,911     148,776
           Codorus Valley Bancorp, Inc...........     1,029      11,206
           #Cohen & Steers, Inc..................    11,983     376,985
           *Colonial Financial Services, Inc.....     1,300      16,250
           *Colony Bankcorp, Inc.................     1,337       5,468
            Columbia Banking System, Inc.........    23,456     442,380
            Comerica, Inc........................    79,514   3,015,966
            Commerce Bancshares, Inc.............    52,130   2,218,653
            Commercial National Financial Corp...       725      14,312
           *Commonwealth Bankshares, Inc.........     1,891       1,114
           #Community Bank System, Inc...........    20,416     510,808
           #*Community Bankers Trust Corp........     2,083       2,229
           *Community Capital Corp...............       774       2,438
            Community Trust Bancorp, Inc.........     8,950     253,285
           *Community West Bancshares............     1,844       7,966
           *CompuCredit Holdings Corp............    22,217      94,644
            Consolidated-Tokoma Land Co..........     2,841      87,872
           *Consumer Portfolio Services, Inc.....     2,900       3,190
           *Cowen Group, Inc.....................    44,344     184,471
            Crawford & Co. Class A...............    12,558      41,567
            Crawford & Co. Class B...............    11,520      53,568

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
                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
        *Credit Acceptance Corp.......................  13,083 $1,058,415
        *Crescent Financial Corp......................   2,580     10,526
         Cullen Frost Bankers, Inc....................  36,748  2,176,952
         CVB Financial Corp...........................  62,914    612,782
         Danvers Bancorp, Inc.........................  11,606    261,715
        #*Dearborn Bancorp, Inc.......................   1,024      1,454
         Delphi Financial Group, Inc. Class A.........  29,755    950,672
         Diamond Hill Investment Group, Inc...........     877     71,914
         Dime Community Bancshares, Inc...............  21,515    332,622
         Discover Financial Services.................. 241,889  6,008,523
        *Dollar Financial Corp........................  16,773    385,611
         Donegal Group, Inc. Class A..................  11,606    158,306
         Donegal Group, Inc. Class B..................   2,147     33,085
         Duff & Phelps Corp...........................  14,478    222,816
        *E*Trade Financial Corp....................... 132,200  2,146,928
        *Eagle Bancorp Montana, Inc...................     566      6,418
         East West Bancorp, Inc.......................  89,154  1,883,824
         Eastern Insurance Holdings, Inc..............   4,882     65,468
         Eastern Virginia Bankshares, Inc.............     721      2,545
        #*Eaton Vance Corp............................  23,602    797,040
         ECB Bancorp, Inc.............................     913     10,865
        #*eHealth, Inc................................  12,639    171,890
         EMC Insurance Group, Inc.....................   7,366    160,652
         Employers Holdings, Inc......................  23,691    477,611
        *Encore Bancshares, Inc.......................   5,883     71,184
        *Encore Capital Group, Inc....................  14,300    428,142
        *Endurance Specialty Holdings, Ltd............  30,848  1,367,800
        *Enstar Group, Ltd............................   7,739    867,929
         Enterprise Bancorp, Inc......................   2,964     52,581
         Enterprise Financial Services Corp...........   9,289    138,406
         Epoch Holding Corp...........................   6,489    112,519
        *Erie Indemnity Co............................  24,028  1,740,348
         ESB Financial Corp...........................   5,880     99,784
         ESSA Bancorp, Inc............................   8,421    105,684
         Evans Bancorp, Inc...........................   1,219     17,249
         Evercore Partners, Inc. Class A..............   9,114    317,987
         Everest Re Group, Ltd........................  30,100  2,742,712
        *EzCorp, Inc..................................  21,604    680,310
        #F.N.B. Corp..................................  73,487    804,683
        *Farmers Capital Bank Corp....................   1,757     12,229
         FBL Financial Group, Inc. Class A............  18,105    552,202
         Federal Agricultural Mortgage Corp...........   5,758    109,114
         Federal Agricultural Mortgage Corp. Class A..     110      1,502
        #Federated Investors, Inc. Class B............  34,150    880,387
         Fidelity Bancorp, Inc........................     209      1,881
         Fidelity National Financial, Inc............. 134,527  2,077,097
        *Fidelity Southern Corp.......................   5,564     41,839
         Fifth Third Bancorp.......................... 254,626  3,378,887
         Financial Institutions, Inc..................   6,178    105,026
        *First Acceptance Corp........................   9,100     16,471
         First Advantage Bancorp......................   1,074     14,714
        *First American Financial Corp................  61,571    960,508
         First Bancorp................................   9,274    129,465
        .First Bancorp of Indiana, Inc................      96      1,037
         First Bancorp, Inc...........................   5,703     84,690
        *First Bancshares, Inc........................     200      1,244
         First Bancshares, Inc. (The).................     237      2,097
         First Busey Corp.............................  51,250    269,062
         First Business Financial Services, Inc.......     981     11,723
        *First California Financial Group, Inc........  13,527     52,079
        *First Cash Financial Services, Inc...........  16,029    628,978

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
                                                          Shares      Value+
                                                          ------      -----

    Financials -- (Continued)
       First Citizens BancShares, Inc...................   5,696 $ 1,139,257
       First Commonwealth Financial Corp................  64,998     402,988
       First Community Bancshares, Inc..................  10,315     153,281
      *First Defiance Financial Corp....................   4,657      63,708
      #*First Federal Bancshares of Arkansas, Inc.......   2,803       8,129
      *First Federal of Northern Michigan Bancorp, Inc..     200         678
       First Financial Bancorp..........................  33,710     555,541
      #First Financial Bankshares, Inc..................   9,512     527,155
       First Financial Corp.............................   7,590     244,094
       First Financial Holdings, Inc....................   7,838      86,061
      *First Financial Northwest, Inc...................   8,555      53,383
      *First Financial Service Corp.....................     917       3,714
      #First Horizon National Corp...................... 158,124   1,731,458
      *First Interstate Bancsystem, Inc.................   6,651      90,986
       First M&F Corp...................................   2,239       9,180
      *First Marblehead Corp. (The).....................  58,899     126,633
      #*First Mariner Bancorp, Inc......................     200         133
       First Merchants Corp.............................  15,612     144,723
       First Midwest Bancorp, Inc.......................  44,254     579,727
       First Niagara Financial Group, Inc............... 185,868   2,676,499
       First Pactrust Bancorp, Inc......................   5,033      77,961
      *First Place Financial Corp.......................   9,209      16,576
      *First Regional Bancorp...........................   2,891          29
      *First Security Group, Inc........................   2,265       1,971
       First South Bancorp, Inc.........................   4,472      20,035
      #First United Corp................................   1,938       6,880
       First West Virginia Bancorp, Inc.................     256       4,198
       Firstbank Corp...................................   1,290       7,561
      *FirstCity Financial Corp.........................   4,638      31,167
      #FirstMerit Corp..................................  62,951   1,099,754
      *Flagstar Bancorp, Inc............................   1,940       3,026
       Flagstone Reinsurance Holdings SA................  46,149     388,113
       Flushing Financial Corp..........................  19,041     280,284
      #*Forest City Enterprises, Inc. Class A...........  87,180   1,674,728
      *Forest City Enterprises, Inc. Class B............   4,615      88,493
      *Forestar Group, Inc..............................  22,125     435,199
       Fox Chase Bancorp, Inc...........................  11,006     150,232
      *FPIC Insurance Group, Inc........................   7,488     276,457
       Franklin Resources, Inc..........................  38,219   4,934,837
       Fulton Financial Corp............................ 119,467   1,395,375
       GAINSCO, Inc.....................................     513       3,288
       Gallagher (Arthur J.) & Co.......................  53,921   1,605,767
       GAMCO Investors, Inc.............................   3,074     158,157
      *Genworth Financial, Inc. Class A................. 201,542   2,456,797
       German American Bancorp, Inc.....................   7,131     124,436
       GFI Group, Inc...................................  75,935     388,028
       Glacier Bancorp, Inc.............................  42,853     644,081
      *Gleacher & Co., Inc..............................  30,164      57,010
      *Global Indemnity P.L.C...........................  11,066     282,626
       Goldman Sachs Group, Inc. (The).................. 103,629  15,649,015
       Great Southern Bancorp, Inc......................   7,743     160,280
      *Greene Bancshares, Inc...........................   5,781      11,735
      #Greenhill & Co., Inc.............................   7,605     448,695
      *Greenlight Capital Re, Ltd.......................  17,985     506,278
       GS Financial Corp................................     400       8,224
      *Guaranty Bancorp.................................   7,402      10,659
      *Guaranty Federal Bancshares, Inc.................     909       5,554
      *Hallmark Financial Services, Inc.................  10,489      89,681
       Hampden Bancorp, Inc.............................     818      11,043
      #Hancock Holding Co...............................  25,814     843,085
       Hanover Insurance Group, Inc.....................  26,743   1,129,089

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

        Financials -- (Continued)
           Harleysville Group, Inc..................  15,879 $   509,398
           Harleysville Savings Financial Corp......   1,666      24,940
          *Harris & Harris Group, Inc...............  15,200      79,344
           Hartford Financial Services Group, Inc... 152,046   4,404,773
           Hawthorn Bancshares, Inc.................   1,093       9,017
           HCC Insurance Holdings, Inc..............  68,671   2,234,554
           Heartland Financial USA, Inc.............   9,338     146,793
           Commerce Corp............................  10,525      55,046
          *Heritage Financial Corp..................   7,492     110,432
           Heritage Financial Group, Inc............   4,012      48,465
           HF Financial Corp........................   1,697      18,786
          , Inc.....................................   3,987      59,685
          *Hilltop Holdings, Inc....................  30,756     298,333
            Institution for Savings.................     405      21,424
          *HMN Financial, Inc.......................     989       2,819
          *Home Bancorp, Inc........................   3,872      61,836
           Home Bancshares, Inc.....................  16,892     404,901
           Home Federal Bancorp, Inc................   8,692     105,608
           Homeowners Choice, Inc...................   2,823      22,499
           HopFed Bancorp, Inc......................   1,188      10,644
           Horace Mann Educators Corp...............  22,700     405,876
           Horizon Bancorp..........................     555      15,040
          #*Horizon Financial Corp..................   3,875          42
           Hudson City Bancorp, Inc................. 262,331   2,500,014
           Hudson Valley Holding Corp...............  10,421     235,619
           Huntington Bancshares, Inc............... 387,226   2,629,265
           IBERIABANK Corp..........................  16,068     964,241
           Independence Holding Co..................   6,333      49,144
           Independent Bank Corp. (453836108).......  12,803     375,256
          #*Independent Bank Corp. (453838609)......   3,800      11,400
           Indiana Community Bancorp................     933      14,751
           Infinity Property & Casualty Corp........   7,832     462,871
          *Integra Bank Corp........................   2,485         248
           Interactive Brokers Group, Inc...........  24,905     436,834
          *IntercontinentalExchange, Inc............  14,141   1,701,869
          *Intergroup Corp. (The)...................     200       4,400
           International Bancshares Corp............  41,219     726,279
          *Internet Capital Group, Inc..............  20,091     279,064
          *Intervest Bancshares Corp................   8,981      30,805
          #*INTL FCStone, Inc.......................  11,205     296,708
          #Invesco, Ltd............................. 206,147   5,126,876
          *Investment Technology Group, Inc.........  24,833     424,893
          *Investors Bancorp, Inc...................  82,777   1,244,966
          *Investors Capital Holdings, Ltd..........   1,399       8,380
           Investors Title Co.......................     797      27,273
          #*Janus Capital Group, Inc................ 113,752   1,384,362
          #*Jefferies Group, Inc....................  85,814   2,074,124
          *Jefferson Bancshares, Inc................   1,271       4,576
           JMP Group, Inc...........................  10,850      93,310
          *Jones Lang LaSalle, Inc..................  19,436   1,989,858
           JPMorgan Chase & Co...................... 860,699  39,273,695
           Kaiser Federal Financial Group, Inc......   5,197      65,274
           KBW, Inc.................................  21,786     494,978
           Kearny Financial Corp....................  33,833     323,782
           Kentucky First Federal Bancorp...........     936       7,516
           KeyCorp.................................. 395,021   3,424,832
          *Knight Capital Group, Inc................  57,672     791,260
          *LaBranche & Co., Inc.....................  18,403      74,164
           Lake Shore Bancorp, Inc..................     125       1,375
           Lakeland Bancorp, Inc....................  15,029     160,660
           Lakeland Financial Corp..................  10,131     221,970

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
                                                         Shares     Value+
                                                         ------     -----

      Financials -- (Continued)
         Landmark Bancorp, Inc.                             975 $   16,380
         Legacy Bancorp, Inc.                             3,487     47,284
         Legg Mason, Inc.                                70,490  2,618,704
        #Leucadia National Corp........................ 113,743  4,397,304
        #Life Partners Holdings, Inc...................   7,171     50,269
         Lincoln National Corp.                         149,137  4,657,549
         LNB Bancorp, Inc.                                5,679     33,109
         Loews Corp.                                     72,759  3,220,313
        *Louisiana Bancorp, Inc........................   2,100     31,584
        *LSB Financial Corp............................     259      4,071
         M&T Bank Corp.                                  51,482  4,549,464
        #*Macatawa Bank Corp...........................   7,245     18,765
        *Magyar Bancorp, Inc...........................     211        893
         Maiden Holdings, Ltd.                           42,781    318,718
         MainSource Financial Group, Inc.                10,799    103,994
        *Markel Corp...................................   5,707  2,381,417
        *Market Leader, Inc............................   2,600      6,136
         MarketAxess Holdings, Inc.                      16,986    413,609
        *Marlin Business Services Corp.................   6,724     81,966
         Marsh & McLennan Cos., Inc.                     76,665  2,321,416
         Marshall & Ilsley Corp.                        269,393  2,200,941
        *Maui Land & Pineapple Co., Inc................   2,542     13,371
         Mayflower Bancorp, Inc.                            100        847
         MB Financial, Inc.                              32,297    668,225
        #*MBIA, Inc.................................... 131,236  1,354,356
        #*MBT Financial Corp...........................   3,390      4,949
         MCG Capital Corp.                               47,903    316,160
         Meadowbrook Insurance Group, Inc.               31,745    325,069
         Medallion Financial Corp.                        8,800     81,224
        #*Mercantile Bancorp, Inc......................   2,087      1,774
        #*Mercantile Bank Corp.........................   4,640     42,410
         Merchants Bancshares, Inc.                       3,756    101,036
         Mercury General Corp.                           32,217  1,280,304
        *Meridian Interstate Bancorp, Inc..............  13,150    183,574
         Meta Financial Group, Inc.                         908     13,166
         MetLife, Inc.                                  211,259  9,884,809
        *Metro Bancorp, Inc............................   6,654     83,175
        *MetroCorp Bancshares, Inc.....................   3,768     25,547
        *MF Global Holdings, Ltd.......................  91,780    771,870
        #*MGIC Investment Corp......................... 119,942  1,038,698
         MicroFinancial, Inc.                             4,797     23,937
         Mid Penn Bancorp, Inc.                             497      4,697
         MidSouth Bancorp, Inc.                           5,002     70,828
        *Midwest Banc Holdings, Inc....................   5,564         45
         MidWestOne Financial Group, Inc.                 3,102     45,568
         Montpelier Re Holdings, Ltd.                    39,616    716,653
        #Moody's Corp..................................  43,806  1,714,567
         Morgan Stanley                                 300,515  7,858,467
         MSB Financial Corp.                                339      1,915
        *MSCI, Inc.....................................  24,974    885,828
         MutualFirst Financial, Inc.                      2,798     24,482
        *Nara Bancorp, Inc.............................  23,933    235,261
        *NASDAQ OMX Group, Inc. (The)..................  86,270  2,337,917
        *National Financial Partners Corp..............  26,910    432,982
         National Interstate Corp.                       11,145    250,651
         National Penn Bancshares, Inc.                  86,813    712,735
         National Security Group, Inc.                      312      3,894
         National Western Life Insurance Co. Class A      1,380    222,277
         Naugatuck Valley Financial Corp.                    57        480
        *Navigators Group, Inc. (The)..................  10,900    564,947
         NBT Bancorp, Inc..............................  21,064    476,046

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CONTINUED

                                                     Shares     Value+
                                                     ------     -----

         Financials -- (Continued).................
            Nelnet, Inc. Class A...................  21,790 $  501,824
           *New Century Bancorp, Inc...............     300      1,545
            New England Bancshares, Inc............   1,080     10,476
            New Hampshire Thrift Bancshares, Inc...   3,002     40,287
            New Westfield Financial, Inc...........  17,050    154,814
           #*New York Community Bancorp, Inc....... 192,875  3,201,725
           *NewBridge Bancorp......................   8,157     37,522
           *Newport Bancorp, Inc...................   1,429     20,292
           *NewStar Financial, Inc.................  31,531    376,795
           *Nicholas Financial, Inc................     749      9,437
            North Central Bancshares, Inc..........     200      3,300
           *North Valley Bancorp...................     252      2,544
            Northeast Bancorp......................      59        842
            Northeast Community Bancorp, Inc.......   3,456     21,911
            Northern Trust Corp....................  68,768  3,437,712
           #Northfield Bancorp, Inc................  25,921    364,708
            Northrim Bancorp, Inc..................   3,290     65,833
            Northwest Bancshares, Inc..............  66,321    834,981
            Norwood Financial Corp.................     848     23,422
            NYSE Euronext, Inc..................... 113,602  4,549,760
            Ocean Shore Holding Co.................   3,864     49,266
            OceanFirst Financial Corp..............  10,869    157,600
           *Ocwen Financial Corp...................  61,407    735,042
            Ohio Valley Banc Corp..................     881     17,109
            Old National Bancorp...................  57,578    595,932
            Old Republic International Corp........ 152,170  1,927,994
           #Old Second Bancorp, Inc................   4,388      5,441
           *OmniAmerican Bancorp, Inc..............   6,615     98,894
            OneBeacon Insurance Group, Ltd.........  15,735    221,077
            Oppenheimer Holdings, Inc. Class A.....   7,912    242,978
            optionsXpress Holdings, Inc............  25,939    478,315
            Oriental Financial Group, Inc..........  25,172    326,229
            Oritani Financial Corp.................  33,410    409,607
            Osage Bancshares, Inc..................     900      7,942
           *Pacific Capital Bancorp................     904     27,518
            Pacific Continental Corp...............   9,021     86,151
           #*Pacific Mercantile Bancorp............   5,495     23,628
           *Pacific Premier Bancorp, Inc...........   1,736     12,152
            PacWest Bancorp........................  21,129    485,756
           *Park Bancorp, Inc......................     153        488
            Park National Corp.....................   9,131    630,769
            Parkvale Financial Corp................   2,187     24,604
            PartnerRe, Ltd.........................  32,978  2,650,112
           #*Patriot National Bancorp..............     500        980
            Peapack-Gladstone Financial Corp.......   5,170     68,709
            Penns Woods Bancorp, Inc...............   2,387     90,205
           *Penson Worldwide, Inc..................  15,638     94,923
            Peoples Bancorp of North Carolina......   1,858     12,058
            Peoples Bancorp, Inc. (709788202)......     470      8,225
            Peoples Bancorp, Inc. (709789101)......   5,162     70,358
           #People's United Financial, Inc......... 153,730  2,104,564
           *PHH Corp...............................  34,158    733,031
           *Phoenix Cos., Inc. (The)...............  74,500    200,405
           *PICO Holdings, Inc.....................  12,882    413,770
            Pinnacle Bancshares, Inc...............     200      1,935
           #*Pinnacle Financial Partners, Inc......  20,326    326,639
           *Piper Jaffray Cos., Inc................  12,428    445,544
            Platinum Underwriters Holdings, Ltd....  25,400    960,374
           *PMI Group, Inc. (The)..................  96,454    208,341
            PNC Financial Services Group, Inc...... 123,518  7,700,112
           *Popular, Inc........................... 609,945  1,921,327

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CONTINUED

                                                          Shares     Value+
                                                          ------     -----

     Financials -- (Continued)..........................
        Porter Bancorp, Inc.............................   3,389 $   26,875
       #*Portfolio Recovery Associates, Inc.............   7,851    708,631
       *Preferred Bank..................................   2,679      4,367
        Premier Financial Bancorp, Inc..................   1,871     13,658
        Presidential Life Corp..........................  15,355    171,055
       *Primerica, Inc..................................  34,757    803,582
       *Primus Guaranty, Ltd............................  16,378     80,416
       #*Princeton National Bancorp, Inc................   1,222      6,244
        Principal Financial Group, Inc.................. 147,006  4,961,452
        PrivateBancorp, Inc.............................  42,649    671,295
       *ProAssurance Corp...............................  18,197  1,208,281
        Progressive Corp................................ 138,445  3,037,483
        Prosperity Bancshares, Inc......................  28,382  1,301,315
        Protective Life Corp............................  51,389  1,382,878
       #*Providence Community Bancshares, Inc...........     200        124
        Provident Financial Holdings, Inc...............   6,264     50,926
        Provident Financial Services, Inc...............  35,549    516,171
        Provident New York Bancorp......................  21,971    206,088
        Prudential Bancorp, Inc. of Pennsylvania........   3,011     20,324
        Prudential Financial, Inc....................... 105,721  6,704,826
       *PSB Holdings, Inc...............................   1,100      5,852
       #Pulaski Financial Corp..........................   6,190     45,435
        Pzena Investment Management, Inc. Class A.......   2,348     17,093
        QC Holdings, Inc................................   6,181     30,349
        QCR Holdings, Inc...............................   1,185     10,641
       #Radian Group, Inc...............................  79,518    471,542
        Raymond James Financial, Inc....................  64,340  2,412,750
        Regions Financial Corp.......................... 533,930  3,919,046
        Reinsurance Group of America, Inc...............  33,396  2,113,967
       #RenaissanceRe Holdings, Ltd.....................  32,729  2,300,194
        Renasant Corp...................................  15,247    255,845
        Republic Bancorp, Inc. Class A..................   9,917    215,992
       *Republic First Bancorp, Inc.....................  15,471     43,164
        Resource America, Inc...........................   9,697     59,637
       *Riverview Bancorp, Inc..........................   8,751     27,478
       #RLI Corp........................................  12,500    740,500
       *Rockville Financial, Inc........................  17,624    175,006
       *Rodman & Renshaw Capital Group, Inc.............  11,800     23,246
        Roma Financial Corp.............................  15,243    160,966
       #*Royal Bancshares of Pennsylvania, Inc. Class A.   2,453      4,317
       *Rurban Financial Corp...........................   1,124      3,653
        S&T Bancorp, Inc................................  17,528    357,746
       #S.Y. Bancorp, Inc...............................   6,250    156,062
       *Safeguard Scientifics, Inc......................  12,910    252,390
        Safety Insurance Group, Inc.....................   9,000    421,380
        Salisbury Bancorp, Inc..........................     503     13,330
        Sanders Morris Harris Group, Inc................  13,395    115,599
        Sandy Spring Bancorp, Inc.......................  14,335    256,166
       *Savannah Bancorp, Inc. (The)....................   1,441     11,326
        SCBT Financial Corp.............................   7,733    249,312
        SeaBright Holdings, Inc.........................  12,631    129,089
       *Seacoast Banking Corp. of Florida...............   6,793     12,159
       *Security National Financial Corp. Class A.......     778      1,214
       *SEI Investments Co..............................  44,203    987,053
        Selective Insurance Group, Inc..................  32,176    567,585
        Shore Bancshares, Inc...........................   3,114     30,144
        SI Financial Group, Inc.........................   4,920     48,954
       *Siebert Financial Corp..........................   3,562      6,875
        Sierra Bancorp..................................   5,630     62,774
       *Signature Bank..................................  22,742  1,323,812
        Simmons First National Corp.....................  10,021    264,454

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
                                                        Shares     Value+
                                                        ------     -----

       Financials -- (Continued)......................
         *SLM Corp.................................... 246,103 $4,082,849
          Somerset Hills Bancorp......................   1,508     13,406
          South Street Financial Corp.................     300      1,425
         *Southcoast Financial Corp...................   1,754      5,718
         *Southern Community Financial Corp...........   5,725      7,958
         *Southern Connecticut Bancorp, Inc...........     400      1,780
         *Southern First Bancshares, Inc..............     742      5,914
          Southern Missouri Bancorp, Inc..............     361      9,281
         *Southern National Bancorp of Virginia, Inc..     302      2,141
          Southside Bancshares, Inc...................  10,487    228,100
         *Southwest Bancorp, Inc......................  11,235    159,312
          Southwest Georgia Financial Corp............     863     10,313
         #*St. Joe Co. (The)..........................  38,673  1,010,139
          StanCorp Financial Group, Inc...............  27,483  1,184,517
          State Auto Financial Corp...................  23,831    404,650
          State Bancorp, Inc..........................   8,292    109,454
          State Street Corp........................... 108,402  5,046,113
          StellarOne Corp.............................  13,836    193,704
          Sterling Bancorp............................  17,860    184,851
          Sterling Bancshares, Inc....................  57,998    515,602
         #Stewart Information Services Corp...........   9,700     98,358
         #*Stifel Financial Corp......................  32,276  1,474,368
         *Stratus Properties, Inc.....................   2,912     39,603
          Suffolk Bancorp.............................   5,079     83,346
          Summit State Bank...........................   1,967     13,454
         *Sun Bancorp, Inc............................  22,725     82,719
          SunTrust Banks, Inc......................... 109,408  3,084,212
          Susquehanna Bancshares, Inc.................  79,212    730,335
         *Sussex Bancorp..............................     332      2,175
         *SVB Financial Group.........................  27,033  1,633,875
          SWS Group, Inc..............................  12,800     78,080
          Symetra Financial Corp......................  71,059    986,299
          Synovus Financial Corp...................... 510,451  1,276,128
          T. Rowe Price Group, Inc....................  35,485  2,279,911
         *Taylor Capital Group, Inc...................  10,061    100,006
         #*TCF Financial Corp.........................  94,175  1,468,188
         *TD Ameritrade Holding Corp..................  47,841  1,030,495
          Teche Holding Co............................     735     26,313
         *Tejon Ranch Co..............................   9,378    334,232
         *Tennessee Commerce Bancorp, Inc.............   5,387     17,185
          Territorial Bancorp, Inc....................   7,059    141,674
          Teton Advisors, Inc.........................      29        555
         *Texas Capital Bancshares, Inc...............  22,236    573,689
          TF Financial Corp...........................   1,168     25,124
         *TFS Financial Corp.......................... 117,610  1,279,597
         *Thomas Properties Group, Inc................  31,662    113,667
         *TIB Financial Corp..........................     222      3,874
         *Tidelands Bancshares, Inc...................     957        335
         *Timberland Bancorp, Inc.....................   1,600      9,920
         #Tompkins Financial Corp.....................   6,764    275,565
          Torchmark Corp..............................  37,043  2,478,918
          Tower Bancorp, Inc..........................   7,030    152,621
         *Tower Financial Corp........................     578      4,982
         #Tower Group, Inc............................  24,775    566,604
         #TowneBank...................................  16,630    246,457
         *TradeStation Group, Inc.....................  24,806    239,378
          Transatlantic Holdings, Inc.................  37,523  1,849,509
          Travelers Cos., Inc. (The).................. 118,337  7,488,365
         *Tree.com, Inc...............................   5,049     26,861
          TriCo Bancshares............................   9,492    154,815
         #Trustco Bank Corp...........................  46,896    281,376

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
                                                     Shares       Value+
                                                     ------       -----

       Financials -- (Continued).................
          Trustmark Corp.........................    39,004 $    906,453
          U.S. Bancorp...........................   434,986   11,231,339
          UMB Financial Corp.....................    24,103    1,014,977
          Umpqua Holdings Corp...................    60,087      697,610
          Unico American Corp....................       100          970
          Union Bankshares, Inc..................       863       17,260
          Union First Market Bankshares Corp.....    14,947      190,275
          United Bancshares, Inc. (909458101)....     1,036        9,262
         #United Bancshares, Inc. (909907107)....    25,785      674,536
          United Community Bancorp...............       151        1,081
         *United Community Banks, Inc............    26,724       64,138
         *United Community Financial Corp........     4,832        6,861
          United Financial Bancorp, Inc..........     9,596      156,799
          United Fire & Casualty Co..............    21,736      430,373
         *United Security Bancshares.............     4,071       13,435
          Unitrin, Inc...........................    36,604    1,106,905
         *Unity Bancorp, Inc.....................     3,673       25,344
          Universal Insurance Holdings, Inc......    23,380      126,486
          Univest Corp. of Pennsylvania..........     9,282      156,123
          Unum Group.............................   145,811    3,861,075
          Validus Holdings, Ltd..................    63,494    2,066,095
         #Valley National Bancorp................    96,796    1,386,119
          ViewPoint Financial Group..............    43,531      537,608
         *Virginia Commerce Bancorp, Inc.........    13,970       83,960
         *Virtus Investment Partners, Inc........     1,451       76,627
          VIST Financial Corp....................     1,876       14,333
          VSB Bancorp, Inc.......................        87        1,058
         #*Waccamaw Bankshares, Inc..............       550          660
          Waddell & Reed Financial, Inc..........    21,438      879,172
          Washington Banking Co..................     8,548      119,587
          Washington Federal, Inc................    67,416    1,084,723
          Washington Trust Bancorp, Inc..........     9,452      221,460
         *Waterstone Financial, Inc..............    11,672       37,350
          Wayne Savings Bancshares, Inc..........       755        6,418
          Webster Financial Corp.................    53,162    1,144,046
          Wells Fargo & Co....................... 1,073,360   31,245,510
          WesBanco, Inc..........................    16,339      331,682
          Wesco Financial Corp...................     1,915      750,680
          West Bancorporation, Inc...............     8,292       64,595
         *West Coast Bancorp.....................    58,730      210,253
          Westamerica Bancorporation.............    13,280      674,491
         *Western Alliance Bancorp...............    51,335      424,540
          Westwood Holdings Group, Inc...........     1,958       73,719
          White Mountains Insurance Group, Ltd...     4,794    1,713,903
          White River Capital, Inc...............       986       17,807
          Whitney Holding Corp...................    46,700      632,318
         .Wilber Corp............................     2,636       25,306
          Wilmington Trust Corp..................    45,221      203,947
         *Wilshire Bancorp, Inc..................    16,613       66,452
         #Wintrust Financial Corp................    20,817      701,325
         *World Acceptance Corp..................     9,067      616,103
          WR Berkley Corp........................    64,856    2,114,954
         *WSB Holdings, Inc......................     1,227        3,767
          WVS Financial Corp.....................       803        7,086
         #Xl Group P.L.C.........................   146,707    3,582,585
         *Yadkin Valley Financial Corp...........     5,776       13,227
         #Zions Bancorporation...................   101,437    2,480,135
         *ZipRealty, Inc.........................     8,818       23,015
                                                            ------------
       Total Financials..........................            602,688,456
                                                            ------------

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
                                                     Shares      Value+
                                                     ------      -----

        Health Care -- (10.0%).....................
          *Abaxis, Inc.............................   7,040 $   204,512
           Abbott Laboratories..................... 203,058  10,567,138
          #*ABIOMED, Inc...........................  21,066     366,127
          *Accuray, Inc............................  32,475     288,703
          *Achillion Pharmaceuticals, Inc..........  12,188      68,009
          *Adcare Health Systems, Inc..............   2,705      13,525
          *Addus HomeCare Corp.....................   4,641      27,800
          #*ADVENTRX Pharmaceuticals, Inc..........   7,295      18,894
           Aetna, Inc..............................  88,007   3,641,730
          *Affymax, Inc............................  13,495      88,257
          *Affymetrix, Inc.........................  43,989     237,541
          *Agilent Technologies, Inc...............  51,790   2,584,839
          *Air Methods Corp........................   6,500     439,530
          *Akorn, Inc..............................  10,281      68,060
          *Albany Molecular Research, Inc..........  14,650      71,638
          #*Alere, Inc.............................  53,298   1,979,488
          *Alexion Pharmaceuticals, Inc............  14,441   1,399,188
          #*Alexza Pharmaceuticals, Inc............  19,627      31,599
          *Align Technology, Inc...................  36,207     874,037
          *Alkermes, Inc...........................  41,565     599,367
           Allergan, Inc...........................  57,362   4,563,721
          *Alliance HealthCare Services, Inc.......  29,438     130,116
          *Allied Healthcare International, Inc....  20,799      54,285
          *Allied Healthcare Products, Inc.........   1,583       6,870
          *Allos Therapeutics, Inc.................  13,000      37,830
          *Allscripts Healthcare Solutions, Inc....  97,027   2,089,962
          *Almost Family, Inc......................   5,361     185,866
          *Alnylam Pharmaceuticals, Inc............   4,690      48,119
          *Alphatec Holdings, Inc..................  53,018     168,597
          #*AMAG Pharmaceuticals, Inc..............   6,055     115,045
          #*Amedisys, Inc..........................  17,883     595,862
           America Services Group, Inc.............   3,955     102,039
          *American Dental Partners, Inc...........   8,362     110,295
          *American Medical Systems Holdings, Inc..  34,045   1,004,327
          *American Shared Hospital Services.......     797       2,702
          *AMERIGROUP Corp.........................  28,203   1,926,265
           AmerisourceBergen Corp..................  68,769   2,794,772
          *Amgen, Inc.............................. 137,436   7,813,237
          *Amicus Therapeutics, Inc................   9,223      66,406
          *AMN Healthcare Services, Inc............  22,958     198,128
          *Amsurg Corp.............................  19,036     511,307
           Analogic Corp...........................   7,614     439,099
          *AngioDynamics, Inc......................  14,605     238,061
          *Anika Therapeutics, Inc.................   6,097      50,849
          *Animal Health International, Inc........  13,556      57,206
          *Anthera Pharmaceuticals, Inc............  15,597     113,546
          *ARCA Biopharma, Inc.....................   2,610       4,933
          #*Ardea Biosciences, Inc.................   2,156      61,123
          #*Ariad Pharmaceuticals, Inc.............  65,500     560,025
          *Arqule, Inc.............................  12,697      89,641
          *Array BioPharma, Inc....................  15,525      47,972
           Arrhythmia Research Technology, Inc.....   1,150       6,457
          *ArthroCare Corp.........................  12,947     457,418
          *Assisted Living Concepts, Inc...........   6,336     228,476
          *AtriCure, Inc...........................   2,500      33,800
           Atrion Corp.............................     950     164,492
          #*AVANIR Pharmaceuticals, Inc............   5,188      22,672
          *AVI BioPharma, Inc......................   1,252       2,254
          #Bard (C.R.), Inc........................  15,562   1,661,243
           Baxter International, Inc...............  79,066   4,498,855
           Beckman Coulter, Inc....................  21,466   1,778,458

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
                                                          Shares     Value+
                                                          ------     -----

     Health Care -- (Continued)
        Becton Dickinson & Co.                            33,205 $2,853,638
       *Bioanalytical Systems, Inc.                          400      1,036
       *BioClinica, Inc.                                   8,468     44,626
       *BioCryst Pharmaceuticals, Inc.                     6,981     27,121
       *Biogen Idec, Inc.                                 36,050  3,509,468
       #*BioMarin Pharmaceutical, Inc.                    53,176  1,429,903
       *BioMimetic Therapeutics, Inc.                      4,836     65,141
       *Bio-Rad Laboratories, Inc. Class A                10,519  1,316,137
       *Bio-Rad Laboratories, Inc. Class B                 1,181    148,239
       *Bio-Reference Labs, Inc.                          12,500    315,125
       *BioScrip, Inc.                                    21,442     98,848
       #*BioSpecifics Technologies Corp.                     900     21,825
       *Boston Scientific Corp.                          680,945  5,100,278
       *Bovie Medical Corp.                                6,922     21,804
        Bristol-Myers Squibb Co.                         231,950  6,517,795
       *Brookdale Senior Living, Inc.                     59,801  1,628,979
       *Bruker BioSciences Corp.                          35,328    697,375
       *Cadence Pharmaceuticals, Inc.                      4,046     34,310
       *Caliper Life Sciences, Inc.                       21,227    142,009
       *Cambrex Corp.                                     16,045     84,397
        Cantel Medical Corp.                              10,066    261,011
       *Capital Senior Living Corp.                       16,509    153,038
       *Caraco Pharmaceutical Laboratories, Ltd.          17,463     91,331
       *Cardica, Inc.                                      1,700      6,732
        Cardinal Health, Inc.                             91,267  3,987,455
       *CardioNet, Inc.                                   11,400     51,984
       *Cardiovascular Systems, Inc.                       3,600     41,904
       *CareFusion Corp.                                  99,353  2,917,998
       *CAS Medical Systems, Inc.                          2,600      7,956
       *Catalyst Health Solutions, Inc.                   21,450  1,277,562
       *Celera Corp.                                      63,298    500,687
       *Celgene Corp.                                     79,949  4,707,397
       #*Celldex Therapeutics, Inc.                       12,292     52,364
       #*Celsion Corp.                                     3,000      9,390
       *Centene Corp.                                     31,839  1,153,527
       #*Cephalon, Inc.                                   32,059  2,462,131
       #*Cepheid, Inc.                                     4,344    140,355
       #*Cerner Corp.                                     14,888  1,789,240
       #*Cerus Corp.                                       7,947     23,523
       *Charles River Laboratories International, Inc.    37,269  1,572,379
        Chemed Corp.                                      10,500    731,115
       *Chindex International, Inc.                        7,432    127,756
        Cigna Corp.                                      125,826  5,892,432
       *Codexis, Inc.                                      2,343     24,578
       *Columbia Laboratories, Inc.                        3,090     10,784
       *CombiMatrix Corp.                                  1,786      4,912
       *Community Health Systems, Inc.                    55,305  1,699,523
        Computer Programs & Systems, Inc.                  2,807    165,024
       *Conceptus, Inc.                                    7,700    118,811
       *CONMED Corp.                                      16,715    469,357
       *Conmed Healthcare Management, Inc.                 2,062      6,330
       *Continucare Corp.                                 34,988    187,536
        Cooper Cos., Inc.                                 28,617  2,143,413
       *Cornerstone Therapeutics, Inc.                     1,213      8,479
       *Corvel Corp.                                       4,785    247,863
       #*Covance, Inc.                                    16,114  1,008,736
       *Coventry Health Care, Inc.                        73,701  2,378,331
        Covidien P.L.C.                                   40,253  2,241,690
       *Cross Country Healthcare, Inc.                    18,516    137,389
       *CryoLife, Inc.                                    14,992     87,553
       *Cubist Pharmaceuticals, Inc.                      28,539    966,045

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
                                                       Shares     Value+
                                                       ------     -----

        Health Care -- (Continued)
          #*Cumberland Pharmaceuticals, Inc.            8,555 $   43,117
          #*Curis, Inc.                                   600      2,493
          *Cutera, Inc.                                 7,525     66,521
          *Cyberonics, Inc.                             8,275    294,342
          *Cynosure, Inc. Class A                       4,750     69,968
          *Cytokinetics, Inc.                          14,824     22,088
          #*Cytori Therapeutics, Inc.                   8,860     66,539
          *DaVita, Inc.                                24,818  2,186,218
           Daxor Corp.                                  2,013     20,190
          *Dendreon Corp.                              23,473  1,019,432
           DENTSPLY International, Inc.                36,833  1,382,711
          #*DepoMed, Inc.                               7,000     61,810
          *DexCom, Inc.                                 9,803    163,220
          *Digirad Corp.                                8,469     25,746
          *Dionex Corp.                                 4,400    520,740
          *Durect Corp.                                18,393     68,606
          *DUSA Pharmaceuticals, Inc.                   7,469     36,523
          *Dyax Corp.                                  24,678     49,356
          *Dynacq Healthcare, Inc.                      2,500      4,800
          *Edwards Lifesciences Corp.                  31,200  2,694,120
           Eli Lilly & Co.                            168,496  6,236,037
          *Emdeon, Inc. Class A                        55,282    865,716
          *Emergency Medical Services Corp. Class A    14,249    909,086
          *Emergent BioSolutions, Inc.                 16,092    373,495
          #*Emeritus Corp.                             16,082    394,170
          *Endo Pharmaceuticals Holdings, Inc.         64,164  2,512,662
          .*Endo Pharmaceuticals Solutions             24,105     26,516
          *Endologix, Inc.                              9,219     73,291
           Ensign Group, Inc.                          11,502    318,145
          *EnteroMedics, Inc.                             100        275
          *Enzo Biochem, Inc.                          20,625     82,294
          *Enzon Pharmaceuticals, Inc.                 34,329    394,097
          *eResearch Technology, Inc.                  21,710    138,076
          #*Exact Sciences Corp.                        1,550     12,416
          *Exactech, Inc.                               7,426    133,000
          #*Exelixis, Inc.                             37,926    464,973
          *Express Scripts, Inc.                       93,072  5,280,905
          *Five Star Quality Care, Inc.                21,218    177,807
          *Forest Laboratories, Inc.                  126,802  4,204,754
          *Furiex Pharmaceuticals, Inc.                 5,013     74,343
          *Genomic Health, Inc.                         4,135    112,886
          *Gen-Probe, Inc.                             23,728  1,967,526
          *Gentiva Health Services, Inc.               18,665    522,620
          *GenVec, Inc.                                   183        834
          #*Geron Corp.                                28,511    136,853
          *Gilead Sciences, Inc.                      109,629  4,257,990
          *Greatbatch, Inc.                            14,600    395,222
          #*GTx, Inc.                                   6,229     26,536
          *Haemonetics Corp.                           11,329    795,296
          #*Halozyme Therapeutics, Inc.                11,176     74,097
          *Hanger Orthopedic Group, Inc.               18,524    503,297
          *Harvard Bioscience, Inc.                    15,622     89,670
          #*Health Management Associates, Inc.        120,129  1,355,055
          *Health Net, Inc.                            58,034  1,932,532
          *HealthSouth Corp.                           47,267  1,211,453
          *HealthSpring, Inc.                          34,502  1,431,488
          *HealthStream, Inc.                          10,500    104,265
          *Healthways, Inc.                            20,225    342,207
          *Henry Schein, Inc.                          26,996  1,972,598
           Hill-Rom Holdings, Inc.                     30,168  1,357,862
          #*Hi-Tech Pharmacal Co., Inc.                 7,300    201,918

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
                                                    Shares      Value+
                                                    ------      -----

         Health Care -- (Continued)...............
           *HMS Holdings Corp.                       5,871 $   462,106
           *Hologic, Inc.                          122,222   2,691,328
           *Hospira, Inc.                           27,127   1,538,915
           #*Human Genome Sciences, Inc.            56,995   1,679,643
           *Humana, Inc.                            90,102   6,858,564
           *Icagen, Inc.                             2,960       8,140
           *ICU Medical, Inc.                        8,310     374,864
           *Idenix Pharmaceuticals, Inc.            31,428     159,654
           *Idera Pharmaceuticals, Inc.              6,020      15,652
           #*IDEXX Laboratories, Inc.               12,800   1,042,304
           *Illumina, Inc.                          20,278   1,439,332
           *Immucor, Inc.                           32,275     704,563
           *ImmunoGen, Inc.                          2,932      39,172
           #*Immunomedics, Inc.                     17,369      73,471
           *Impax Laboratories, Inc.                30,769     842,455
           #*Incyte Corp.                           34,345     634,696
           *Infinity Pharmaceuticals, Inc.          11,703      69,984
           *Inspire Pharmaceuticals, Inc.           26,898     134,221
           #*Insulet Corp.                           1,466      31,504
           *Integra LifeSciences Holdings Corp.     13,328     697,188
           *IntegraMed America, Inc.                 5,395      54,490
           #*InterMune, Inc.                        30,791   1,374,510
           *Intuitive Surgical, Inc.                 5,340   1,867,398
            Invacare Corp.                          19,200     631,680
           *IPC The Hospitalist Co.                  7,707     399,685
           *Iridex Corp.                             1,587       6,459
           *IRIS International, Inc.                 8,978      84,393
           *ISTA Pharmaceuticals, Inc.              15,415     158,004
           *Jazz Pharmaceuticals, Inc.              20,975     669,312
            Johnson & Johnson                      372,316  24,468,608
           *Kendle International, Inc.               7,100      71,355
           *Kensey Nash Corp.                        4,821     119,223
           *Keryx Biopharmaceuticals, Inc.           1,443       7,633
            Kewaunee Scientific Corp.                1,352      15,129
           *Kindred Healthcare, Inc.                20,930     527,855
           #*Kinetic Concepts, Inc.                 41,063   2,423,949
           *K-V Pharmaceutical Co.                  17,927      70,453
           *K-V Pharmaceutical Co. Class B           3,153      12,454
           *Laboratory Corp. of America Holdings    23,347   2,252,285
            Landauer, Inc.                           2,484     149,462
           *Lannet Co., Inc.                        15,354      88,593
           *LCA-Vision, Inc.                         8,304      55,969
            LeMaitre Vascular, Inc.                  6,240      42,682
           *LHC Group, Inc.                         11,200     331,744
           *Life Technologies Corp.                 84,822   4,682,174
           *LifePoint Hospitals, Inc.               31,462   1,309,134
           *Lincare Holdings, Inc.                  44,378   1,394,357
           *Luminex Corp.                           13,114     254,280
           #*Luna Innovations, Inc.                     90         176
           *Magellan Health Services, Inc.          20,023   1,041,596
           #*Mannkind Corp.                         12,777      55,708
           *MAP Pharmaceuticals, Inc.                  212       3,269
           #*Marina Biotech, Inc.                      250         148
            Masimo Corp.                            16,339     568,434
           *Maxygen, Inc.                           18,827      97,147
            McKesson Corp.                          55,495   4,606,640
           *MedAssets, Inc.                         25,414     407,132
           *MedCath Corp.                           11,680     157,797
           *Medco Health Solutions, Inc.            59,160   3,509,963
           *Medical Action Industries, Inc.         11,743     102,164
           *Medicines Co. (The)                     26,500     416,050

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
                                                      Shares      Value+
                                                      ------      -----

        Health Care -- (Continued)................
          *MediciNova, Inc.                            1,257 $     3,256
          .*MediciNova, Inc. Convertible Shares           41          16
           Medicis Pharmaceutical Corp. Class A       34,660   1,229,044
          *Medidata Solutions, Inc.                    6,054     155,406
          *Medivation, Inc.                              888      21,934
          *Mednax, Inc.                               27,241   1,931,932
          *MedQuist Holdings, Inc.                    14,896     153,727
           MEDTOX Scientific, Inc.                     4,380      69,992
           Medtronic, Inc.                           140,136   5,850,678
           Merck & Co., Inc.                         454,964  16,355,956
          *Merge Healthcare, Inc.                     18,479      91,101
          #Meridian Bioscience, Inc.                  10,439     257,948
          *Merit Medical Systems, Inc.                15,595     363,675
          *Metropolitan Health Networks, Inc.         19,371      81,746
          *Mettler Toledo International, Inc.          7,700   1,442,980
          *Micromet, Inc.                              4,426      29,920
          *Misonix, Inc.                               2,220       5,195
          *Molina Healthcare, Inc.                    18,552     797,736
          *MWI Veterinary Supply, Inc.                 4,218     350,811
          *Mylan, Inc.                               130,297   3,247,001
          *Myrexis, Inc.                              10,490      44,478
          *Myriad Genetics, Inc.                      45,352     972,347
          *Nabi Biopharmaceuticals                    20,200     116,756
          #*Nanosphere, Inc.                          13,230      39,293
           National Healthcare Corp.                   8,124     377,441
           National Research Corp.                     2,868     102,129
          *Natus Medical, Inc.                        23,897     405,532
          *Neogen Corp.                                9,129     382,505
          *Neuralstem, Inc.                           11,052      19,783
          *Neurocrine Biosciences, Inc.                9,390      72,209
          *NeurogesX, Inc.                             2,593       8,790
          *Neurometrix, Inc.                           2,390       1,209
          *NovaMed, Inc.                               4,921      65,203
          *Novavax, Inc.                              11,711      30,039
          *NPS Pharmaceuticals, Inc.                   9,274      96,171
          *NuVasive, Inc.                             16,056     495,970
          *NxStage Medical, Inc.                      12,866     317,018
          *Obagi Medical Products, Inc.               10,400     133,432
          #Omnicare, Inc.                             72,636   2,282,223
          *Omnicell, Inc.                             19,425     298,756
          *OncoGenex Pharmaceutical, Inc.              1,100      17,061
          *Oncothyreon, Inc.                           5,600      25,368
          *Onyx Pharmaceuticals, Inc.                 30,416   1,142,729
          *OraSure Technologies, Inc.                 21,612     190,402
          *Orchid Cellmark, Inc.                       4,503      12,563
          #*Orexigen Therapeutics, Inc.               10,371      32,461
          *Orthofix International N.V.                 7,507     255,763
          *Orthovita, Inc.                             9,105      21,943
          #*Osiris Therapeutics, Inc.                 10,710      75,934
           Owens & Minor, Inc.                        30,274   1,042,939
          *Pain Therapeutics, Inc.                    19,386     184,361
          *Palomar Medical Technologies, Inc.         11,643     186,404
          *Par Pharmaceutical Cos., Inc.              21,351     735,328
          *Parexel International Corp.                26,042     722,926
           Patterson Cos., Inc.                       44,631   1,549,142
          *PDI, Inc.                                   7,036      61,002
           PDL BioPharma, Inc.                        64,367     413,236
           PerkinElmer, Inc.                          69,894   1,975,903
          *Pernix Therapeutics Holdings, Inc.          2,907      34,739
          #Perrigo Co.                                20,477   1,850,302
           Pfizer, Inc.                            1,749,123  36,661,618

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
                                                           Shares     Value+
                                                           ------     -----

   Health Care -- (Continued).............................
      Pharmaceutical Products Development Service, Inc.    46,579 $1,436,962
     *Pharmasset, Inc.                                        600     60,882
     *PharMerica Corp.                                     17,997    236,841
     *PHC, Inc.                                             6,670     16,141
     *PhotoMedex, Inc.                                        693      5,884
     #*Poniard Pharmaceuticals, Inc.                        3,000      1,080
     *Pozen, Inc.                                           6,698     41,796
     *Progenics Pharmaceuticals, Inc.                      14,406    106,748
     *ProPhase Labs, Inc.                                   3,827      4,210
     *Providence Service Corp.                              5,946     87,644
     *pSivida Corp.                                         7,561     33,042
     #*PSS World Medical, Inc.                             26,351    757,855
      Psychemedics Corp.                                      400      4,340
     #Quality Systems, Inc.                                 6,380    572,414
      Quest Diagnostics, Inc.                              44,392  2,502,821
     *Questcor Pharmaceuticals, Inc.                       23,345    478,572
     #*Quidel Corp.                                        15,800    209,666
     *RadNet, Inc.                                         11,275     41,379
     *Raptor Pharmaceutical Corp.                             152        500
     *Regeneration Technologies, Inc.                      30,847     89,456
     *Regeneron Pharmaceuticals, Inc.                      26,202  1,339,184
     *RehabCare Group, Inc.                                12,968    487,208
     *Repligen Corp.                                       14,742     59,263
     #*ResMed, Inc.                                        38,200  1,218,198
     *Retractable Technologies, Inc.                        2,700      3,712
     *Rigel Pharmaceuticals, Inc.                          21,087    192,103
     *Rochester Medical Corp.                               6,888     79,556
     *Rockwell Medical Technologies, Inc.                   4,104     42,148
     *Sangamo BioSciences, Inc.                             9,026     64,807
     *Santarus, Inc.                                       24,599     76,503
     *SciClone Pharmaceuticals, Inc.                       20,880     92,081
     *Select Medical Holdings Corp.                        86,392    770,617
     *SeraCare Life Sciences, Inc.                            259      1,015
     *Sirona Dental Systems, Inc.                          26,972  1,539,292
     *Skilled Healthcare Group, Inc.                       11,756    142,483
     *Solta Medical, Inc.                                  34,785    126,270
     #*Somaxon Pharmaceuticals, Inc.......................  2,500      6,750
     *SonoSite, Inc.                                        7,900    274,130
      Span-American Medical System, Inc.                    1,330     20,163
     *Spectranetics Corp.                                  14,964     85,145
     *Spectrum Pharmaceuticals, Inc.                       21,513    193,617
     *SRI/Surgical Express, Inc.                            2,595     11,548
      St. Jude Medical, Inc.                               52,913  2,827,671
     *Staar Surgical Co.                                    8,203     45,527
     *Stereotaxis, Inc.                                    18,999     73,906
      Steris Corp.                                         27,512    991,532
     *Strategic Diagnostics, Inc.                           6,364     15,210
      Stryker Corp.                                        47,259  2,788,281
     *Sucampo Pharmaceuticals, Inc.                         7,466     33,448
     *Sun Healthcare Group, Inc.                           13,160    155,156
     *SunLink Health Systems, Inc.                          1,800      3,960
     *Sunrise Senior Living, Inc.                          29,738    308,680
     *SuperGen, Inc.                                       30,784     83,425
     *SurModics, Inc.                                      10,341    158,838
     *Symmetry Medical, Inc.                               21,980    218,701
     *Synovis Life Technologies, Inc.                       5,241    106,864
     *Synta Pharmaceuticals Corp.                           5,935     36,025
     *Targacept, Inc.                                       4,124     99,718
     *Team Health Holdings, Inc.                           24,310    483,283
     *Techne Corp.                                         12,440    966,712
      Teleflex, Inc.                                       23,319  1,469,330

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
                                                   Shares       Value+
                                                   ------       -----

          Health Care -- (Continued).............
            *Tenet Healthcare Corp............... 102,955 $    713,478
            *Theragenics Corp....................   4,600        8,970
            *Theravance, Inc.....................  22,447      622,904
            *Thermo Fisher Scientific, Inc.......  84,580    5,073,954
            *Thoratec Corp.......................  26,187      803,941
            *TomoTherapy, Inc....................  32,880      150,590
            *TranS1, Inc.........................  10,222       50,906
            *Transcend Services, Inc.............   5,075      122,460
            *Transcept Pharmaceuticals, Inc......   8,566       86,088
            *Trimeris, Inc.......................   9,789       24,766
            *Triple-S Management Corp............  12,373      259,091
             U.S. Physical Therapy, Inc..........   5,100      124,185
            #*United Therapeutics Corp...........  28,078    1,880,103
             UnitedHealth Group, Inc............. 235,483   11,592,828
             Universal American Corp.............  45,323    1,046,961
             Universal Health Services, Inc......  52,110    2,854,586
            *Urologix, Inc.......................     800          636
            *Uroplasty, Inc......................   2,100       14,406
             Utah Medical Products, Inc..........   1,664       46,292
            *Vanda Pharmaceuticals, Inc..........   1,292       10,401
            #*Varian Medical Systems, Inc........  17,821    1,251,034
            *Vascular Solutions, Inc.............   7,600       97,128
            #*VCA Antech, Inc....................  51,916    1,277,134
            #*Vertex Pharmaceuticals, Inc........  31,197    1,716,459
            *Vical, Inc..........................  37,310      140,286
            *Viropharma, Inc.....................  46,611      899,126
            *Vital Images, Inc...................   8,300      154,712
            *Waters Corp.........................  15,700    1,538,600
            *Watson Pharmaceuticals, Inc.........  72,376    4,488,760
            *WellCare Health Plans, Inc..........  25,906    1,134,942
             WellPoint, Inc......................  84,179    6,464,105
             West Pharmaceutical Services, Inc...  19,026      898,788
            *Wright Medical Group, Inc...........  23,971      396,241
             Young Innovations, Inc..............   4,921      152,649
            *Zalicus, Inc........................  45,036      137,810
            *Zimmer Holdings, Inc................  87,588    5,715,117
            *Zoll Medical Corp...................  10,200      578,136
                                                          ------------
          Total Health Care......................          407,588,369
                                                          ------------

          Industrials -- (12.3%).................
            *3D Systems Corp.....................   9,621      401,388
             3M Co............................... 101,394    9,856,511
             A.O. Smith Corp.....................  23,311    1,024,985
            *A.T. Cross Co.......................   3,732       41,761
            #*A123 Systems, Inc..................  13,698       82,736
            #AAON, Inc...........................   8,585      282,017
            *AAR Corp............................  23,567      613,685
             ABM Industries, Inc.................  32,148      781,839
            *Acacia Technologies Group...........   9,676      397,780
            *ACCO Brands Corp....................  26,346      255,820
            #Aceto Corp..........................  15,223      121,936
            *Active Power, Inc...................   1,800        4,374
             Actuant Corp. Class A...............  41,500    1,152,040
             Acuity Brands, Inc..................  20,655    1,214,514
            *Advisory Board Co. (The)............   4,600      214,912
            *Aecom Technology Corp...............  71,142    1,939,331
            *AeroCentury Corp....................     982       11,863
            *Aerosonic Corp......................     400        1,308
            *Aerovironment, Inc..................  10,674      305,810
            #*AGCO Corp..........................  44,742    2,576,244
            *Air Transport Services Group, Inc...  40,249      329,237

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
                                                     Shares     Value+
                                                     ------     -----

          Industrials -- (Continued)................
             Aircastle, Ltd......................... 39,578 $  493,142
            #*AirTran Holdings, Inc................. 69,350    520,818
             Alamo Group, Inc.......................  7,414    212,115
            *Alaska Air Group, Inc.................. 22,347  1,471,997
             Albany International Corp.............. 17,018    430,726
             Alexander & Baldwin, Inc............... 24,751  1,304,378
            #Allegiant Travel Co....................  8,610    386,331
            *Alliant Techsystems, Inc............... 15,404  1,088,293
            *Allied Defense Group, Inc..............  3,200     10,880
            *Allied Motion Technologies, Inc........  3,108     21,849
            *Altra Holdings, Inc.................... 13,756    349,265
            *Amerco, Inc............................ 11,873  1,207,722
            *American Railcar Industries, Inc....... 15,717    445,263
            *American Reprographics Co.............. 25,654    229,603
             American Science & Engineering, Inc....  4,259    375,218
             American Woodmark Corp.................  8,674    176,169
             Ameron International Corp..............  5,756    404,877
             Ametek, Inc............................ 28,123  1,294,783
             Ampco-Pittsburgh Corp..................  6,019    161,731
            *AMREP Corp.............................  2,800     27,720
            *APAC Customer Services, Inc............ 25,192    143,846
             Apogee Enterprises, Inc................ 17,320    247,330
            *Applied Energetics, Inc................  4,327      2,942
             Applied Industrial Technologies, Inc... 25,791    909,391
            *Argan, Inc.............................  6,559     61,655
             Arkansas Best Corp..................... 15,476    356,103
            *Armstrong World Industries, Inc........ 27,955  1,250,986
            *Arotech Corp...........................    901      1,081
            *Ascent Solar Technologies, Inc......... 17,617     28,363
            *Astec Industries, Inc.................. 13,429    520,777
            *Astronics Corp.........................  5,176    134,576
            *Astronics Corp. Class B................    221      5,746
            *Atlas Air Worldwide Holdings, Inc...... 15,762  1,086,159
            *Avalon Holding Corp. Class A...........    500      1,452
             Avery Dennison Corp.................... 20,458    853,917
            #*Avis Budget Group, Inc................ 61,759  1,170,951
             AZZ, Inc...............................  7,733    338,551
            *Babcock & Wilcox Co. (The)............. 17,039    535,195
            #Badger Meter, Inc......................  6,912    262,034
            *Baker (Michael) Corp...................  4,935    121,598
            *Baldwin Technology Co. Class A.........  2,697      4,639
             Barnes Group, Inc...................... 32,535    804,916
             Barrett Business Services, Inc.........  5,155     83,099
            *BE Aerospace, Inc...................... 46,138  1,780,465
            *Beacon Roofing Supply, Inc............. 27,941    623,643
             Belden, Inc............................ 22,669    862,102
            *Blount International, Inc.............. 17,883    296,858
            *BlueLinx Holdings, Inc................. 10,228     37,025
             Boeing Co. (The)....................... 99,535  7,940,902
             Brady Co. Class A...................... 29,774  1,122,778
            *Breeze-Eastern Corp....................  3,803     32,478
             Briggs & Stratton Corp................. 30,040    708,644
             Brink's Co. (The)...................... 20,846    688,126
            *Broadwind Energy, Inc..................  4,883      8,057
            *BTU International, Inc.................  4,173     47,530
             Bucyrus International, Inc............. 20,450  1,870,152
            *Builders FirstSource, Inc.............. 59,666    158,115
             C.H. Robinson Worldwide, Inc........... 23,522  1,885,994
            *CAI International, Inc.................  9,802    246,618
            *Carlisle Cos., Inc..................... 36,759  1,821,041
             Cascade Corp...........................  6,527    298,937

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
                                                    Shares      Value+
                                                    ------      -----

         Industrials -- (Continued)...............
           *Casella Waste Systems, Inc............  11,074 $    74,860
            Caterpillar, Inc......................  93,176  10,753,442
           #*CBIZ, Inc............................  35,174     257,825
            CDI Corp..............................  11,122     164,828
           *CECO Environmental Corp...............   6,201      35,408
           *Celadon Group, Inc....................  14,166     209,232
           #*Cenveo, Inc..........................  18,711     121,247
           *Ceradyne, Inc.........................  15,044     704,962
           *Champion Industries, Inc..............   2,518       4,029
           *Chart Industries, Inc.................  16,088     782,038
            Chase Corp............................   4,774      78,914
            Chicago Rivet & Machine Co............     374       6,566
            Cintas Corp...........................  65,344   2,028,931
            CIRCOR International, Inc.............   9,372     425,770
            CLAROC, Inc...........................  24,247   1,095,722
           *Clean Harbors, Inc....................  13,655   1,345,018
           *CNH Global N.V........................  10,076     486,671
           *Coleman Cable, Inc....................   5,248      52,585
           *Colfax Corp...........................  20,919     457,080
           *Columbus McKinnon Corp................  10,900     218,000
           *Comarco, Inc..........................   2,982       1,074
            Comfort Systems USA, Inc..............  23,698     289,353
           *Command Security Corp.................   4,000       6,800
           *Commercial Vehicle Group, Inc.........  13,700     236,462
            CompX International, Inc..............     998      14,022
           *Consolidated Graphics, Inc............   6,900     387,435
           #Con-way, Inc..........................  32,531   1,266,107
            Cooper Industries P.L.C...............  31,141   2,053,749
           *Copart, Inc...........................  38,227   1,734,359
            Corporate Executive Board Co..........   9,507     378,854
           *Corrections Corp. of America..........  65,501   1,630,320
           *CoStar Group, Inc.....................  10,058     684,145
            Courier Corp..........................   8,675     118,848
            Covanta Holding Corp..................  91,129   1,564,685
           *Covenant Transportation Group, Inc....   6,622      63,174
           *CPI Aerostructures, Inc...............   3,016      41,953
           *CRA International, Inc................   6,301     179,263
            Crane Co..............................  27,760   1,385,502
            CSX Corp..............................  85,297   6,712,021
            Cubic Corp............................  12,741     689,033
            Cummins, Inc..........................  47,805   5,745,205
            Curtiss-Wright Corp...................  27,902     927,742
            Danaher Corp..........................  82,224   4,542,054
            Deere & Co............................  59,580   5,809,050
           *Delta Air Lines, Inc.................. 118,711   1,232,220
            Deluxe Corp...........................  13,680     370,454
           *DigitalGlobe, Inc.....................  20,825     603,925
           *Dollar Thrifty Automotive Group, Inc..  13,777     949,649
           #Donaldson Co., Inc....................  14,438     884,039
            Dover Corp............................  54,163   3,685,251
            Ducommun, Inc.........................   5,871     133,565
            Dun & Bradstreet Corp. (The)..........  24,201   1,988,838
           *DXP Enterprises, Inc..................   6,348     166,635
           *Dycom Industries, Inc.................  21,210     315,181
            Dynamic Materials Corp................   7,887     205,220
           #*Eagle Bulk Shipping, Inc.............  35,436     121,545
            Eastern Co............................   2,560      48,640
            Eaton Corp............................  88,566   4,740,938
            Ecology & Environment, Inc. Class A...   1,544      30,201
           *EMCOR Group, Inc......................  42,231   1,307,894
            Emerson Electric Co................... 113,551   6,899,359

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
                                                         Shares      Value+
                                                         ------      -----

    Industrials -- (Continued).......................
       Encore Wire Corp..............................    13,554 $   378,292
      *Ener1, Inc....................................    34,762      87,948
      #*Energy Conversion Devices, Inc...............    28,364      56,728
      #*Energy Recovery, Inc.........................    24,244      74,914
       EnergySolutions, Inc..........................    55,512     313,643
      #*EnerNOC, Inc.................................    11,348     203,243
      *EnerSys.......................................    30,331   1,149,242
       Ennis, Inc....................................    14,398     268,955
      *EnPro Industries, Inc.........................    12,633     506,331
      *Environmental Tectonics Corp..................       871       2,517
       Equifax, Inc..................................    27,625   1,036,766
       ESCO Technologies, Inc........................    15,858     581,671
       Espey Manufacturing & Electronics Corp........     1,389      37,781
      *Esterline Technologies Corp...................    18,265   1,311,427
      #*Excel Maritime Carriers, Ltd.................    46,953     188,282
       Expeditors International of Washington, Inc...    42,218   2,291,171
      *Exponent, Inc.................................     7,134     306,120
      *Express-1 Expedited Solutions, Inc............    13,799      32,566
      #Fastenal Co...................................    25,432   1,706,233
       Federal Signal Corp...........................    36,621     247,192
       FedEx Corp....................................    62,768   6,005,015
      *Flanders Corp.................................    13,504      49,290
      *Flow International Corp.......................    20,926      90,191
       Flowserve Corp................................     8,800   1,114,256
       Fluor Corp....................................    46,708   3,266,758
      #Forward Air Corp..............................    15,090     507,326
      *Franklin Covey Co.............................     9,828      90,614
       Franklin Electric Co., Inc....................    11,300     509,743
      *Freightcar America, Inc.......................     7,528     225,689
      *Frozen Food Express Industries................     7,185      26,513
      #*FTI Consulting, Inc..........................    26,765   1,067,924
      *Fuel Tech, Inc................................    10,999      89,202
      *Furmanite Corp................................    19,194     160,846
       G & K Services, Inc. Class A..................    11,479     379,955
       Gardner Denver Machinery, Inc.................    26,090   2,254,437
      #GATX Corp.....................................    27,431   1,159,508
      #*Genco Shipping & Trading, Ltd................    13,800     115,782
      *Gencor Industries, Inc........................     2,365      17,974
      #*GenCorp, Inc.................................    26,869     175,455
      *Generac Holdings, Inc.........................    20,787     432,785
      #*General Cable Corp...........................    31,238   1,515,043
       General Dynamics Corp.........................    72,300   5,264,886
       General Electric Co........................... 2,341,740  47,888,583
      *Genesee & Wyoming, Inc........................    20,045   1,242,389
      *Genpact, Ltd..................................    12,065     194,126
      *GEO Group, Inc. (The).........................    38,078   1,015,921
      *GeoEye, Inc...................................    10,200     378,318
      *Gibraltar Industries, Inc.....................    17,625     205,860
      *Global Power Equipment Group, Inc.............     6,687     189,041
       Goodrich Corp.................................    36,730   3,245,830
       Gorman-Rupp Co. (The).........................     8,208     332,014
      *GP Strategies Corp............................    11,163     146,124
      *Graco, Inc....................................    12,600     630,378
      *Graftech International, Ltd...................    72,100   1,672,720
       Graham Corp...................................     5,039     115,292
      #Granite Construction, Inc.....................    23,372     635,251
       Great Lakes Dredge & Dock Corp................    36,651     273,050
      *Greenbrier Cos., Inc..........................    15,394     416,716
      *Griffon Corp..................................    35,418     451,225
      *H&E Equipment Services, Inc...................    20,901     415,930
       Hardinge, Inc.................................     5,530      71,614

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
                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
          *Harsco Corp...............................  48,401 $1,723,076
          *Hawaiian Holdings, Inc....................  28,404    166,163
           Healthcare Services Group, Inc............  15,581    276,719
           Heartland Express, Inc....................  42,971    741,250
          #HEICO Corp................................   8,688    418,390
           HEICO Corp. Class A.......................  13,940    495,706
           Heidrick & Struggles International, Inc...   9,897    231,590
          *Heritage-Crystal Clean, Inc...............   3,085     52,291
           Herman Miller, Inc........................  15,000    390,300
          *Hertz Global Holdings, Inc................ 185,457  3,191,715
          *Hexcel Corp...............................  46,300    996,839
          *Hill International, Inc...................  23,980    121,579
           HNI Corp..................................  21,297    586,093
          #*Hoku Corp................................  23,682     48,311
           Honeywell International, Inc.............. 111,698  6,839,269
           Horizon Lines, Inc........................  24,400     43,188
           Houston Wire & Cable Co...................   8,071    135,512
          *Hub Group, Inc. Class A...................  17,490    704,497
           Hubbell, Inc. Class A.....................   2,708    177,374
           Hubbell, Inc. Class B.....................  24,909  1,743,381
          *Hudson Highland Group, Inc................  17,548    105,814
          #*Huntington Ingalls Industries, Inc.......   9,613    384,520
          *Hurco Cos., Inc...........................   3,216    104,424
          *Huron Consulting Group, Inc...............  12,854    370,195
          #*Huttig Building Products, Inc............   2,588      2,329
          *ICF International, Inc....................  10,837    263,989
          *Identive Group, Inc.......................  22,219     76,878
          *IDEX Corp.................................  40,383  1,894,770
          *IHS, Inc..................................  11,013    971,787
          *II-VI, Inc................................  14,771    854,502
           Illinois Tool Works, Inc..................  85,677  5,004,394
           Ingersoll-Rand P.L.C......................  70,966  3,583,783
          #*Innerworkings, Inc.......................  21,749    195,089
          *Innotrac Corp.............................   1,251      1,864
          *Innovative Solutions & Support, Inc.......  10,181     57,726
          *Insituform Technologies, Inc..............  23,800    602,378
           Insperity, Inc............................  12,360    374,384
           Insteel Industries, Inc...................  10,991    164,096
          *Integrated Electrical Services, Inc.......   5,398     18,245
           Interface, Inc. Class A...................  26,136    487,175
          *Interline Brands, Inc.....................  19,745    417,014
           International Shipholding Corp............   3,805     91,282
           Intersections, Inc........................   9,375    141,094
          #Iron Mountain, Inc........................  67,554  2,151,595
           ITT Industries, Inc.......................  46,660  2,696,481
          *J.B. Hunt Transport Services, Inc.........  24,761  1,180,604
          #*Jacobs Engineering Group, Inc............  59,964  2,974,814
          #*JetBlue Airways Corp..................... 172,533    976,537
           John Bean Technologies Corp...............   8,554    172,876
          *Joy Global, Inc...........................  20,802  2,099,962
          *Kadant, Inc...............................   7,600    234,460
           Kaman Corp. Class A.......................  13,495    502,014
          *Kansas City Southern......................  49,935  2,901,723
          *KAR Auction Services, Inc.................  26,615    518,992
           Kaydon Corp...............................  19,832    767,498
           KBR, Inc..................................  67,023  2,571,673
          *Kelly Services, Inc. Class A..............  20,400    389,844
          *Kelly Services, Inc. Class B..............     319      5,999
           Kennametal, Inc...........................  48,992  2,068,442
          *Key Technology, Inc.......................   3,218     59,887
          *Kforce, Inc...............................  20,827    325,943

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
                                                       Shares     Value+
                                                       ------     -----

       Industrials -- (Continued)
          Kimball International, Inc. Class B          15,280 $  114,294
         #*Kirby Corp.                                 32,386  1,838,877
          Knight Transportation, Inc.                  37,131    668,729
          Knoll, Inc.                                  13,006    255,308
         *Korn/Ferry International                     28,625    592,824
         *Kratos Defense & Security Solutions, Inc.    10,684    146,050
          L.S. Starrett Co. Class A                     2,921     40,047
          L-3 Communications Holdings, Inc.            36,425  2,920,921
         *LaBarge, Inc.                                10,222    195,649
         *Ladish Co., Inc.                              8,664    491,249
         *Landstar System, Inc.                        10,829    513,295
          Lawson Products, Inc.                         4,943    108,894
         *Layne Christensen Co.                        12,254    364,679
          LB Foster Co. Class A                         6,525    277,704
         #Lennox International, Inc.                   25,775  1,252,923
          Lincoln Electric Holdings, Inc.              22,360  1,757,049
         #Lindsay Corp.                                 5,893    432,075
         *LMI Aerospace, Inc.                           7,000    140,350
         #Lockheed Martin Corp.                        49,759  3,943,401
          LSI Industries, Inc.                         17,359    143,906
         *Lydall, Inc.                                  7,765     75,709
         *M&F Worldwide Corp.                           9,429    236,574
         *Magnetek, Inc.                                3,280      6,954
         *Manitex International, Inc.                   2,000     11,820
         #Manitowoc Co., Inc. (The)                    64,566  1,432,720
          Manpower, Inc.                               54,872  3,635,270
          Marten Transport, Ltd.                       13,100    292,916
         #Masco Corp.                                 153,400  2,058,628
         *MasTec, Inc.                                 45,238  1,025,998
         *McDermott International, Inc.                61,864  1,428,440
          McGrath RentCorp                             14,258    404,785
         *Meritor, Inc.                                42,852    737,483
         *Metalico, Inc.                               29,181    185,008
          Met-Pro Corp.                                 8,586    102,088
         *MFRI, Inc.                                    2,934     30,367
         *Microvision, Inc.                            15,000     23,400
         *Middleby Corp.                                8,845    793,131
          Miller Industries, Inc.                       5,554     87,864
         #Mine Safety Appliances Co.                   17,820    707,098
         *Mistras Group, Inc.                          13,620    249,518
         *Mobile Mini, Inc.                            22,565    562,094
         *Monster Worldwide, Inc.                      77,461  1,271,135
         *Moog, Inc.                                   26,899  1,186,784
         *Moog, Inc. Class B                            2,496    110,348
         *MSC Industrial Direct Co., Inc. Class A      21,206  1,518,138
          Mueller Industries, Inc.                     22,962    898,273
          Mueller Water Products, Inc.                 97,091    427,200
          Multi-Color Corp.                             7,593    156,871
         *MYR Group, Inc.                              11,200    279,216
          NACCO Industries, Inc. Class A                4,123    433,863
          National Presto Industries, Inc.              3,073    341,195
          National Technical Systems, Inc.              4,603     34,246
         *Navigant Consulting, Inc.                    26,030    303,250
         *Navistar International Corp.                 28,767  1,999,882
        .#*NIVS IntelliMedia Technology Group, Inc.    22,757     50,291
         *NN, Inc.                                      8,625    151,196
          Nordson Corp.                                18,500  1,053,945
          Norfolk Southern Corp.                       80,872  6,039,521
          Northrop Grumman Corp.                       59,534  3,786,958
         *Northwest Pipe Co.                            5,131    123,452
         *Ocean Power Technologies, Inc.                4,115     20,040

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
                                                    Shares     Value+
                                                    ------     -----

          Industrials -- (Continued)..............
            *Old Dominion Freight Line, Inc.......  27,075 $1,013,146
            *Omega Flex, Inc......................   3,648     51,473
            *On Assignment, Inc...................  21,798    239,124
            *Orbital Sciences Corp................  35,394    666,469
            *Orion Energy Systems, Inc............  12,225     44,866
            *Orion Marine Group, Inc..............   6,200     64,046
            *Oshkosh Corp.........................  57,134  1,808,862
            *Owens Corning, Inc...................  81,052  3,067,008
            *P.A.M. Transportation Services, Inc..   4,393     49,948
             PACCAR, Inc..........................  47,878  2,542,801
            #*Pacer International, Inc............  14,574     87,298
             Pall Corp............................  22,410  1,309,640
             Parker Hannifin Corp.................  36,922  3,482,483
            *Park-Ohio Holdings Corp..............   6,029    128,538
            *Patrick Industries, Inc..............   1,003      2,387
            *Patriot Transportation Holding, Inc..   4,195    105,756
             Pentair, Inc.........................  60,480  2,428,877
            *PGT, Inc.............................  21,694     53,801
            *Pike Electric Corp...................  19,796    201,127
            *Pinnacle Airlines Corp...............   9,721     52,979
            #Pitney Bowes, Inc....................  37,674    925,273
            *Plug Power, Inc......................   7,845      4,472
            #*PMFG, Inc...........................   5,631    129,063
            *Polypore International, Inc..........  21,441  1,324,411
            *Powell Industries, Inc...............   7,371    291,302
            *PowerSecure International, Inc.......  13,370    104,954
             Precision Castparts Corp.............  20,713  3,200,573
             Preformed Line Products Co...........   3,236    232,507
            *PRGX Global, Inc.....................  11,066     86,757
             Primoris Services Corp...............  22,143    260,845
             Providence & Worcester Railroad Co...   1,113     17,797
            *Quality Distribution, Inc............  14,874    177,001
             Quanex Building Products Corp........  22,612    473,948
            *Quanta Services, Inc.................  93,956  2,036,966
             R. R. Donnelley & Sons Co............ 125,546  2,367,798
            *RailAmerica, Inc.....................  33,146    564,145
             Raven Industries, Inc................   6,913    375,791
             Raytheon Co..........................  82,152  3,988,480
            *RBC Bearings, Inc....................   9,918    389,381
            *RCM Technologies, Inc................   4,771     26,956
            *Real Goods Solar, Inc................   4,279     11,083
             Regal-Beloit Corp....................  23,634  1,791,221
            #*Republic Airways Holdings, Inc......  28,149    151,864
             Republic Services, Inc...............  75,666  2,392,559
             Resources Connection, Inc............  29,431    435,284
             Robbins & Myers, Inc.................  24,705  1,073,926
            #Robert Half International, Inc.......  30,259    917,755
             Rockwell Automation, Inc.............  22,639  1,972,536
             Rockwell Collins, Inc................  29,053  1,833,244
            *Rollins, Inc.........................  33,984    712,644
             Roper Industries, Inc................  27,088  2,342,841
            *RSC Holdings, Inc....................  39,266    517,133
            *Rush Enterprises, Inc. Class A.......  16,400    345,548
            *Rush Enterprises, Inc. Class B.......   2,881     53,298
             Ryder System, Inc....................  30,920  1,654,220
            *Saia, Inc............................   9,475    157,285
            *Sauer-Danfoss, Inc...................  19,841  1,171,214
             Schawk, Inc..........................  14,916    281,316
            *School Specialty, Inc................  11,032    163,384
             Seaboard Corp........................     456  1,088,472
             Servidyne, Inc.......................     115        284

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
                                                  Shares      Value+
                                                  ------      -----

           Industrials -- (Continued)...........
             *Servotronics, Inc.................     389 $     3,565
             *SFN Group, Inc....................  32,050     337,486
             *Shaw Group, Inc...................  50,658   1,970,596
              SIFCO Industries, Inc.............   3,151      51,928
              Simpson Manufacturing Co., Inc....  30,403     848,852
              SkyWest, Inc......................  44,565     736,659
             *SL Industries, Inc................   4,724     100,007
              Southwest Airlines Co............. 321,623   3,779,070
             *Sparton Corp......................   4,870      39,642
             *Spire Corp........................   3,300      13,068
             *Spirit Aerosystems Holdings, Inc..  64,371   1,583,527
              SPX Corp..........................  30,355   2,624,190
             *Standard Parking Corp.............   6,550     114,560
             #Standard Register Co..............  12,794      44,011
              Standex International Corp........   7,414     271,056
              Steelcase, Inc. Class A...........  52,512     606,514
             #*Stericycle, Inc..................  16,476   1,503,929
             *Sterling Construction Co., Inc....   9,242     138,538
              Sun Hydraulics, Inc...............   6,156     286,192
             *SunPower Corp. Class B............  25,989     555,385
              Superior Uniform Group, Inc.......   5,000      56,325
             *Supreme Industries, Inc...........   4,250      10,922
             *SYKES Enterprises, Inc............  28,461     570,074
             *Sypris Solutions, Inc.............   7,694      38,624
              TAL International Group, Inc......  20,284     731,238
             *Taser International, Inc..........  30,583     136,400
             *Team, Inc.........................  10,031     250,273
             *Tech/Ops Sevcon, Inc..............     613       4,377
              Technology Research Corp..........   1,755      12,583
             *Tecumseh Products Co. Class A.....   7,623      78,060
             *Tecumseh Products Co. Class B.....   1,650      16,467
             *Teledyne Technologies, Inc........  16,181     816,979
              Tennant Co........................   9,300     381,486
             *Terex Corp........................  67,131   2,334,816
             *Tetra Tech, Inc...................  37,731     891,206
              Textainer Group Holdings, Ltd.....  21,900     776,574
             #Textron, Inc......................  97,801   2,552,606
             *Thomas & Betts Corp...............  55,751   3,231,885
             *Timken Co.........................  53,756   3,031,301
              Titan International, Inc..........  19,934     615,761
             *Titan Machinery, Inc..............  10,027     315,449
              Toro Co...........................  15,583   1,058,242
              Towers Watson & Co................  24,449   1,402,395
             *Track Data Corp...................      12       1,227
             *Trailer Bridge, Inc...............   3,541       8,923
             *TransDigm Group, Inc..............  24,452   2,036,852
             *TRC Cos., Inc.....................  10,101      50,505
              Tredegar Industries, Inc..........  12,571     275,053
             *Trex Co., Inc.....................   7,100     227,768
             *TriMas Corp.......................  16,236     376,838
             #Trinity Industries, Inc...........  47,790   1,729,998
             #Triumph Group, Inc................  14,407   1,240,731
             *TrueBlue, Inc.....................  20,686     291,259
             *Tufco Technologies, Inc...........     510       1,663
              Tutor Perini Corp.................  27,724     739,122
              Twin Disc, Inc....................   8,900     303,223
              Tyco International, Ltd........... 107,178   5,223,856
             *U.S. Home Systems, Inc............   3,701      19,060
             *Ultralife Corp....................   7,695      33,858
              UniFirst Corp.....................   9,161     474,173
              Union Pacific Corp................ 107,688  11,142,477

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
                                                   Shares       Value+
                                                   ------       -----

         Industrials -- (Continued)..............
           *United Capital Corp..................   2,921 $     79,597
           *United Continental Holdings, Inc..... 127,804    2,916,487
            United Parcel Service, Inc........... 106,396    7,976,508
           #*United Rentals, Inc.................  30,100      885,542
            United Stationers, Inc...............  13,210      951,913
            United Technologies Corp............. 122,099   10,937,628
            Universal Forest Products, Inc.......  11,609      374,855
           *Universal Security Instruments, Inc..   1,135        8,637
           *Universal Truckload Services, Inc....   8,836      139,962
           *UQM Technologies, Inc................  16,097       44,911
           *URS Corp.............................  50,633    2,265,827
           #*US Airways Group, Inc...............  69,190      628,937
            US Ecology, Inc......................   9,463      173,741
           *USA Truck, Inc.......................   5,798       72,185
           #*USG Corp............................  51,849      799,512
            UTi Worldwide, Inc...................  50,691    1,135,985
            Valmont Industries, Inc..............  12,818    1,349,735
           *Valpey Fisher Corp...................     783        2,443
           *Verisk Analytics, Inc. Class A.......  28,878      950,086
           *Versar, Inc..........................   3,338       10,181
            Viad Corp............................  11,998      297,670
            Vicor Corp...........................   9,816      164,025
            Virco Manufacturing Corp.............   6,445       19,722
           #*Vishay Precision Group, Inc.........   9,993      164,884
           *Volt Information Sciences, Inc.......  10,850      116,638
            VSE Corp.............................   2,361       66,557
            W.W. Grainger, Inc...................  11,928    1,808,285
           *Wabash National Corp.................   7,071       77,993
           *Wabtec Corp..........................  23,016    1,642,882
           #*Waste Connections, Inc..............  68,117    2,095,960
            Waste Management, Inc................  58,963    2,326,680
           #Watsco, Inc. Class A.................  13,125      930,431
            Watsco, Inc. Class B.................   2,200      156,134
            Watts Water Technologies, Inc........  18,018      697,297
           *WCA Waste Corp.......................   7,213       43,062
           #Werner Enterprises, Inc..............  43,983    1,151,035
           *WESCO International, Inc.............  25,817    1,599,363
           *Willdan Group, Inc...................   3,604       15,713
           *Willis Lease Finance Corp............   3,568       47,062
           *Woodward, Inc........................  32,181    1,192,306
                                                          ------------
         Total Industrials.......................          503,032,378
                                                          ------------

         Information Technology -- (15.2%).......
           *Accelrys, Inc........................  32,505      246,063
           *Accenture P.L.C. Class A.............  88,814    5,073,944
           *ACI Worldwide, Inc...................  16,153      533,695
           *Acme Packet, Inc.....................  21,299    1,759,510
           *Acorn Energy, Inc....................   6,450       26,122
            Activision Blizzard, Inc............. 105,366    1,200,119
           *Actuate Corp.........................  20,058      116,938
           *Acxiom Corp..........................  47,061      685,208
           *ADDvantage Technologies Group, Inc...   3,642       11,327
           *Adept Technology, Inc................   2,670       10,039
           *Adobe Systems, Inc...................  71,793    2,408,655
           *ADPT Corp............................  61,020      174,517
           #*Adtran, Inc.........................  31,137    1,285,024
           *Advanced Analogic Technologies, Inc..  20,553       87,556
           *Advanced Energy Industries, Inc......  26,510      375,116
           #*Advanced Micro Devices, Inc......... 123,620    1,124,942
           #*Advent Software, Inc................  18,078      492,264
           *Aehr Test Systems....................     788        1,150

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
                                                    Shares      Value+
                                                    ------      -----

         Information Technology -- (Continued)....
           *Aetrium, Inc..........................   2,075 $     3,631
           *Agilysys, Inc.........................  11,000      57,420
           *Akamai Technologies, Inc..............  31,675   1,090,887
           #*Alliance Data Systems Corp...........  11,304   1,073,880
            Altera Corp...........................  53,002   2,581,197
           *Amdocs, Ltd...........................  87,899   2,702,894
            American Software, Inc. Class A.......  11,887      92,481
           *Amkor Technology, Inc.................  94,057     630,182
            Amphenol Corp.........................  29,625   1,656,334
           *Amtech Systems, Inc...................   4,900     112,112
           *Anadigics, Inc........................  38,700     151,317
            Analog Devices, Inc...................  52,753   2,126,473
           *Analysts International Corp...........   2,630      11,467
           *Anaren, Inc...........................   9,027     149,758
           #*Ancestry.com, Inc....................  22,900   1,046,530
            Anixter International, Inc............  19,300   1,450,202
           *Ansys, Inc............................  19,378   1,071,410
           *AOL, Inc..............................  60,754   1,238,167
           *Apple, Inc............................ 118,753  41,353,357
            Applied Materials, Inc................ 198,631   3,116,520
           *Applied Micro Circuits Corp...........  33,651     352,662
           *Ariba, Inc............................  42,569   1,480,124
           *Arris Group, Inc......................  73,703     884,436
           *Arrow Electronics, Inc................ 103,991   4,740,950
           *Aruba Networks, Inc...................  26,758     961,415
           #*AsiaInfo-Linkage, Inc................  40,669     768,644
           *Aspen Technology, Inc.................  12,159     182,263
            Astro-Med, Inc........................   2,582      20,114
           *Atheros Communications, Inc...........  32,547   1,460,058
           *Atmel Corp............................ 197,985   3,029,170
           *ATMI, Inc.............................  19,375     385,756
           *ATS Corp..............................   3,497      16,436
           *AuthenTec, Inc........................  20,188      58,747
           #*Authentidate Holding Corp............     652         737
           *Autobytel, Inc........................   1,335       1,936
           *Autodesk, Inc.........................  41,879   1,883,717
            Automatic Data Processing, Inc........  74,464   4,047,118
           *Aviat Networks, Inc...................  37,111     190,008
           *Avid Technology, Inc..................  23,450     435,701
           *Avnet, Inc............................  67,659   2,457,375
            AVX Corp..............................  86,977   1,418,595
           *Aware, Inc............................  10,093      34,114
           *Axcelis Technologies, Inc.............  59,694     111,628
           *AXT, Inc..............................  18,767     131,181
            Bel Fuse, Inc. Class A................   1,700      39,100
            Bel Fuse, Inc. Class B................   5,324     107,172
           *Benchmark Electronics, Inc............  37,844     639,564
           *BigBand Networks, Inc.................  37,428      95,816
            Black Box Corp........................  13,595     475,009
            Blackbaud, Inc........................  13,623     376,812
           #*Blackboard, Inc......................  16,200     779,382
           *Blue Coat Systems, Inc................  20,301     584,669
           *BMC Software, Inc.....................  60,855   3,056,747
           *Bottomline Technologies, Inc..........  15,985     444,063
           *Brightpoint, Inc......................  37,368     378,164
           *Broadcom Corp.........................  72,685   2,557,058
            Broadridge Financial Solutions, Inc...  59,867   1,391,309
           *BroadVision, Inc......................     494       6,634
           *Brocade Communications Systems, Inc... 276,272   1,726,700
           *Brooks Automation, Inc................  39,569     483,929
           *Bsquare Corp..........................   4,926      35,024

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
                                                    Shares      Value+
                                                    ------      -----

          Information Technology -- (Continued)...
             CA, Inc.............................. 221,373 $ 5,443,562
            *Cabot Microelectronics Corp..........  14,015     684,633
            *CACI International, Inc..............  18,199   1,112,141
            *Cadence Design Systems, Inc..........  62,193     645,563
            *CalAmp Corp..........................   4,036      12,875
            *Calix, Inc...........................   4,703     102,808
            *Callidus Software, Inc...............  11,311      78,159
            *Cardtronics, Inc.....................  13,993     297,351
            *Cascade Microtech, Inc...............   8,241      54,308
             Cass Information Systems, Inc........   4,303     171,776
            *CEVA, Inc............................  10,700     327,206
            *Checkpoint Systems, Inc..............  23,665     498,385
            *China Information Technology, Inc....  28,515      74,709
            *Chyron International Corp............   5,535      11,457
            *Ciber, Inc...........................  41,490     237,323
            *Cinedigm Digital Cinema Corp.........   4,102       9,147
            *Cirrus Logic, Inc....................  34,561     572,330
             Cisco Sytems, Inc.................... 718,867  12,623,305
            *Citrix Systems, Inc..................  29,395   2,479,174
            *Clearfield, Inc......................   4,784      28,178
             Cognex Corp..........................  19,137     598,605
            *Cognizant Technology Solutions Corp..  40,246   3,336,393
            *Cogo Group, Inc......................  22,670     186,121
            *Coherent, Inc........................  14,215     888,580
             Cohu, Inc............................  14,155     203,974
             Communications Systems, Inc..........   6,855     108,994
            *CommVault Systems, Inc...............  11,461     451,449
             Computer Sciences Corp...............  70,343   3,586,086
            *Computer Task Group, Inc.............   8,732     129,670
            *Compuware Corp....................... 116,167   1,316,172
            *comScore, Inc........................  12,923     385,235
             Comtech Telecommunications Corp......  15,890     449,687
            *Comverge, Inc........................   7,200      27,792
            #*Concur Technologies, Inc............  25,947   1,501,553
            *Concurrent Computer Corp.............   3,252      19,284
            #*Constant Contact, Inc...............   1,210      33,529
            *Convergys Corp.......................  73,340   1,063,430
            *CoreLogic, Inc.......................  63,959   1,177,485
            *Corning, Inc......................... 366,298   7,670,280
            *Cray, Inc............................  18,174     122,129
            #*Cree, Inc...........................  28,088   1,144,305
            *CSG Systems International, Inc.......  15,344     325,907
            *CSP, Inc.............................     709       3,375
            #CTC Media, Inc.......................  58,842   1,386,906
             CTS Corp.............................  20,031     220,141
            *CyberOptics Corp.....................   2,261      22,497
            *Cymer, Inc...........................  13,721     660,117
            *Cypress Semiconductor Corp...........  90,314   1,965,233
             Daktronics, Inc......................  21,400     229,622
            *Datalink Corp........................   6,635      52,881
            *Dataram Corp.........................   1,100       2,101
             DDi Corp.............................   9,272      89,104
            *DealerTrack Holdings, Inc............  24,203     543,599
            *Dell, Inc............................ 259,026   4,017,493
            *Deltek, Inc..........................  13,582     101,865
            *DemandTec, Inc.......................   4,007      44,357
            *DG FastChannel, Inc..................  16,901     618,408
            *Dice Holdings, Inc...................  30,341     556,151
            *Diebold, Inc.........................  39,157   1,323,507
            *Digi International, Inc..............  14,568     172,048
            *Digimarc Corp........................   3,241      87,475

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
                                                         Shares     Value+
                                                         ------     -----

      Information Technology -- (Continued)............
        *Digital River, Inc............................  23,639 $  769,213
        *Diodes, Inc...................................  22,807    780,456
        *Ditech Networks, Inc..........................   1,700      2,312
        #*Document Security Systems, Inc...............   1,200      3,876
        *Dolby Laboratories, Inc.......................  10,420    521,625
        *Dot Hill Systems Corp.........................  23,679     69,853
        *DSP Group, Inc................................  14,087    113,823
         DST Systems, Inc..............................  21,626  1,066,378
        *DTS, Inc......................................   6,401    282,028
        *Dynamics Research Corp........................   5,347     79,456
         Earthlink, Inc................................  61,648    506,747
        *eBay, Inc..................................... 170,301  5,858,354
        #*Ebix, Inc....................................  16,786    383,560
        *Echelon Corp..................................  11,588    110,202
        *EchoStar Corp.................................  21,320    790,546
        *Edgewater Technology, Inc.....................   5,900     19,293
        *Elecsys Corp..................................      58        295
         Electro Rent Corp.............................  14,168    223,146
        *Electro Scientific Industries, Inc............  16,437    270,389
        *Electronic Arts, Inc.......................... 116,820  2,357,428
        *Electronics for Imaging, Inc..................  28,977    520,427
        *eLoyalty Corp.................................   1,800     12,456
        *EMC Corp...................................... 310,330  8,794,752
        #*EMCORE Corp..................................  50,711    132,356
        *EMS Technologies, Inc.........................   8,840    223,298
        *Emulex Corp...................................  51,907    502,979
        *EndWave Corp..................................   2,100      5,061
        *Entegris, Inc.................................  67,265    580,497
        *Entorian Technologies, Inc....................     666      2,664
        #*Entropic Communications, Inc.................  18,577    162,735
        *Epicor Software Corp..........................  32,879    410,988
         EPIQ Systems, Inc.............................  21,066    299,769
        *ePlus, Inc....................................   4,811    133,024
        *Equinix, Inc..................................  12,938  1,302,339
        *Euronet Worldwide, Inc........................  30,345    568,969
        #*Evergreen Solar, Inc.........................   2,834      4,109
        *Exar Corp.....................................  25,362    154,962
        *ExlService Holdings, Inc......................  13,833    286,620
        *Extreme Networks..............................  51,803    162,143
        *F5 Networks, Inc..............................  22,800  2,311,008
        #FactSet Research Systems, Inc.................  10,821  1,183,926
         Fair Isaac Corp...............................  24,076    719,391
        *Fairchild Semiconductor International, Inc....  81,366  1,706,245
        *FalconStor Software, Inc......................  21,742     92,621
        *Faro Technologies, Inc........................   8,589    370,787
        *FEI Co........................................  23,144    751,254
         Fidelity National Information Services, Inc... 123,369  4,083,514
        #*First Solar, Inc.............................  10,800  1,507,356
        *Fiserv, Inc...................................  42,063  2,578,883
         FLIR Systems, Inc.............................  24,376    858,523
        *FormFactor, Inc...............................  30,065    311,774
         Forrester Research, Inc.......................  10,377    409,995
        *Frequency Electronics, Inc....................   4,869     50,053
        *FSI International, Inc........................  17,639     81,139
        *Gartner Group, Inc............................  25,250  1,083,478
        *Gerber Scientific, Inc........................  15,579    148,935
        *GigOptix, Inc.................................      87        238
        *Global Cash Access, Inc.......................  29,291     96,660
        *Global Payments, Inc..........................  38,730  2,061,985
        *Globalscape, Inc..............................   7,989     21,251
        *Globecomm Systems, Inc........................  13,195    188,952

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
                                                     Shares      Value+
                                                     ------      -----

        Information Technology -- (Continued)
          #*Glu Mobile, Inc.                            500 $     1,985
          *Google, Inc.                              35,402  19,262,228
          *GSE Systems, Inc.                          2,084       4,626
          *GSI Commerce, Inc.                        12,325     360,753
          *GSI Technology, Inc.                      16,845     150,089
          #*GT Solar International, Inc.             39,567     441,963
          *GTSI Corp.                                 2,600      12,064
          *Guidance Software, Inc.                    6,118      48,883
          *Hackett Group, Inc.                       22,183      96,274
          *Harmonic, Inc.                            68,744     569,200
          #Harris Corp.                              46,387   2,464,541
          *Hauppauge Digital, Inc.                    3,948       8,370
           Heartland Payment Systems, Inc.           10,577     211,117
           Hewlett-Packard Co.                      447,680  18,072,842
          *Hittite Microwave Corp.                    8,097     521,366
          *HSW International, Inc.                    1,020       4,478
          *Hutchinson Technology, Inc.               10,577      28,241
          *Hypercom Corp.                            29,883     357,700
          *I.D. Systems, Inc.                         4,690      21,011
          *IAC/InterActiveCorp                       86,425   3,120,807
          *IEC Electronics Corp.                      3,738      32,371
           iGATE Corp.                               26,766     453,951
          #*iGo, Inc.                                13,700      40,415
          *Ikanos Communications, Inc.                4,543       5,724
          *Imation Corp.                             23,116     237,401
           Imergent, Inc.                             4,054      27,162
          *Immersion Corp.                           10,568      76,512
          *Infinera Corp.                            45,374     354,825
          *Informatica Corp.                         23,530   1,317,915
          *InfoSpace, Inc.                           21,148     190,332
          *Ingram Micro, Inc. Class A                90,759   1,699,916
          *Innodata Isogen, Inc.                     10,903      28,239
          *Insight Enterprises, Inc.                 33,705     578,378
          *Integral Systems, Inc.                    11,343     141,674
          *Integrated Device Technology, Inc.        91,566     744,889
          *Integrated Silicon Solution, Inc.         15,478     149,517
           Intel Corp.                              963,439  22,342,150
          *Intellicheck Mobilisa, Inc.                4,118       4,242
          *Interactive Intelligence, Inc.             6,758     252,884
           InterDigital, Inc.                        11,806     546,500
          *Intermec, Inc.                            35,238     404,532
          *Internap Network Services Corp.           31,732     256,712
           International Business Machines Corp.    179,866  30,681,542
          *International Rectifier Corp.             43,519   1,504,017
          *Internet Media Services, Inc.                495         109
          *Interphase Corp.                           1,440       7,790
           Intersil Corp. Class A                    74,200   1,095,934
          *Intest Corp.                               1,100       4,367
          *Intevac, Inc.                             12,991     158,880
          *IntriCon Corp.                             1,974       9,278
          *Intuit, Inc.                              44,061   2,448,029
          *INX, Inc.                                  3,937      25,590
          *IPG Photonics Corp.                       34,550   2,399,843
          *Iteris, Inc.                               3,700       5,106
          *Itron, Inc.                               18,962   1,032,102
          *Ixia                                      28,799     470,576
          *IXYS Corp.                                18,509     293,553
          #*j2 Global Communications, Inc.           21,930     646,058
           Jabil Circuit, Inc.                      107,500   2,132,800
          *Jack Henry & Associates, Inc.             41,927   1,424,260
          *JDA Software Group, Inc.                  25,608     839,174

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
                                                    Shares      Value+
                                                    ------      -----

         Information Technology -- (Continued)..
           *JDS Uniphase Corp...................   103,647 $ 2,160,003
           *Juniper Networks, Inc...............    79,700   3,054,901
           *Kemet Corp..........................    21,744     342,033
           *Kenexa Corp.........................    10,538     310,028
           *Key Tronic Corp.....................     5,044      26,582
            Keynote Systems, Inc................     9,553     203,861
           *KIT Digital, Inc....................    15,825     182,146
            KLA-Tencor Corp.....................    51,688   2,269,103
           *Knot, Inc. (The)....................    19,277     196,818
           *Kopin Corp..........................    40,341     194,040
           *Kulicke & Soffa Industries, Inc.....    42,535     385,367
           *KVH Industries, Inc.................     7,041      92,237
           #*L-1 Identity Solutions, Inc........    69,994     821,030
           *Lam Research Corp...................    25,157   1,215,335
           *Lattice Semiconductor Corp..........    70,322     477,486
           *Lawson Software, Inc................    75,226     832,752
           *LeCroy Corp.........................     4,000      52,240
            Lender Processing Services, Inc.....    44,968   1,323,408
           *Lexmark International, Inc..........    36,306   1,170,868
           *LGL Group, Inc......................       964      13,303
           *Limelight Networks, Inc.............    47,022     299,530
            Linear Technology Corp..............    39,240   1,365,552
           *Lionbridge Technologies, Inc........    17,466      58,860
           *Liquidity Services, Inc.............    12,634     245,731
            Littlefuse, Inc.....................    10,754     669,006
           #*LogMeIn, Inc.......................     2,094      90,189
           *LoJack Corp.........................    19,851      90,918
           *LookSmart, Ltd......................     7,694      14,926
           *LoopNet, Inc........................    14,267     265,081
           *Loral Space & Communications, Inc...    10,100     705,990
           *LSI Corp............................   296,877   2,176,108
           *LTX-Credence Corp...................    24,333     210,967
           *Mace Security International, Inc....     2,000         600
           *Magma Design Automation, Inc........    18,600     118,296
           *Manhattan Associates, Inc...........    14,388     520,126
           *ManTech International Corp. Class A.    14,214     623,852
            Marchex, Inc........................    14,191     100,188
           *Marvell Technology Group, Ltd.......   144,890   2,235,653
           *Mastech Holdings, Inc...............     1,130       4,384
            MasterCard, Inc. Class A............    14,897   4,109,933
           *Mattson Technology, Inc.............    23,651      54,870
           *Maxim Integrated Products, Inc......    78,585   2,148,514
            Maximus, Inc........................     9,636     770,784
           *Maxwell Technologies, Inc...........     4,164      74,244
           *Measurement Specialties, Inc........     7,997     278,136
           *MEMC Electronic Materials, Inc......   121,697   1,439,676
           *MEMSIC, Inc.........................    11,261      39,301
           *Mentor Graphics Corp................    63,742     940,194
           *Mercury Computer Systems, Inc.......    13,994     270,224
            Mesa Laboratories, Inc..............     1,428      44,211
            Methode Electronics, Inc............    21,900     270,684
            Micrel, Inc.........................    30,702     393,293
           #Microchip Technology, Inc...........    32,281   1,324,812
           *Micron Technology, Inc..............   435,024   4,911,421
           *MICROS Systems, Inc.................    39,008   2,029,196
           *Microsemi Corp......................    51,800   1,222,480
            Microsoft Corp...................... 1,104,256  28,732,741
           *MicroStrategy, Inc..................     2,290     323,577
           #*Mindspeed Technologies, Inc........    16,869     152,158
           *MIPS Technologies, Inc..............    15,400     128,128
            MKS Instruments, Inc................    31,310     888,578

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
                                                    Shares      Value+
                                                    ------      -----

          Information Technology -- (Continued)...
             Mocon, Inc...........................   2,858 $    41,412
             ModusLink Global Solutions, Inc......  25,029     131,152
            #Molex, Inc...........................  14,500     391,500
             Molex, Inc. Class A..................  47,166   1,062,178
            *MoneyGram International, Inc.........  39,390     155,984
            *Monolithic Power Systems, Inc........  14,978     254,326
            *Monotype Imaging Holdings, Inc.......  16,762     227,963
            *MoSys, Inc...........................  11,797      73,023
            *Motorola Mobility Holdings, Inc......  54,207   1,412,634
            *Motorola Solutions, Inc..............  61,951   2,842,312
            *Move, Inc............................  15,878      37,948
            #MTS Systems Corp.....................   7,908     350,087
            *Multi-Fineline Electronix, Inc.......  14,543     387,280
            *Nanometrics, Inc.....................  12,650     204,550
            *NAPCO Security Technologies, Inc.....   7,287      16,031
            *National Instruments Corp............  53,776   1,631,564
             National Semiconductor Corp..........  49,962   1,205,083
            *NCI, Inc. Class A....................   4,008      98,637
            *NCR Corp.............................  77,050   1,526,360
            *NetApp, Inc..........................  77,714   4,039,574
            *NETGEAR, Inc.........................  16,592     692,716
            *NetList, Inc.........................  11,200      26,544
            #*NetLogic Microsystems, Inc..........  33,591   1,448,780
            *NetScout Systems, Inc................  20,772     531,555
            #*NetSuite, Inc.......................   1,904      65,897
            *Network Engines, Inc.................   9,147      16,282
            *Network Equipment Technologies, Inc..  13,081      44,083
            *NeuStar, Inc.........................  35,511     954,891
            *Newport Corp.........................  22,527     421,931
             NIC, Inc.............................  15,586     200,358
            *Novatel Wireless, Inc................  18,900     117,180
            *Novellus Systems, Inc................  46,600   1,495,860
            #*Nuance Communications, Inc..........  79,007   1,635,445
            *NumereX Corp. Class A................   7,200      70,128
            *Nvidia Corp..........................  99,459   1,989,180
            *Oclaro, Inc..........................  17,805     199,683
            *OmniVision Technologies, Inc.........  26,500     890,400
            *ON Semiconductor Corp................ 142,816   1,500,996
            *Online Resources Corp................  18,138      69,287
            #*Onvia, Inc..........................     442       1,848
            #*OpenTable, Inc......................   3,516     391,296
            *Openwave Systems, Inc................  37,889      79,567
            *Oplink Communications, Inc...........  11,900     235,620
             OPNET Technologies, Inc..............   9,700     379,852
            *Opnext, Inc..........................  52,965     124,997
             Optical Cable Corp...................   3,696      16,595
             Oracle Corp.......................... 604,998  21,810,178
            *Orbcomm, Inc.........................  23,411      72,574
            *OSI Systems, Inc.....................  11,500     441,485
            *PAR Technology Corp..................   7,596      32,207
            *Parametric Technology Corp...........  58,480   1,419,310
             Park Electrochemical Corp............  12,615     403,302
            *ParkerVision, Inc....................   2,905       1,837
             Paychex, Inc.........................  54,548   1,784,265
            *PC Connection, Inc...................  14,833     131,717
            *PC Mall, Inc.........................   5,892      57,565
            *PC-Tel, Inc..........................  12,027      87,797
            *PDF Solutions, Inc...................  12,702      80,277
             Pegasystems, Inc.....................     260       9,654
            *Perceptron, Inc......................   3,997      25,021
            *Perficient, Inc......................  17,646     220,399

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
                                                      Shares      Value+
                                                      ------      -----

        Information Technology -- (Continued)
          *Performance Technologies, Inc.              3,800 $     8,246
          *Pericom Semiconductor Corp.                14,848     134,968
          *Pervasive Software, Inc.                    7,283      49,524
          *Photronics, Inc.                           33,119     289,129
          *Pixelworks, Inc.                            5,086      14,241
          *Planar Systems, Inc.                        8,348      20,787
           Plantronics, Inc.                          24,360     903,025
          *Plexus Corp.                               24,145     881,051
          *PLX Technology, Inc.                       15,800      54,194
          *PMC-Sierra, Inc.                          138,501   1,110,778
          *Polycom, Inc.                              42,735   2,556,835
           Power Integrations, Inc.                   13,400     540,556
          #*Power-One, Inc.                           34,544     285,333
          *Presstek, Inc.                             17,827      32,445
          .*Price Communications Liquidation Trust     5,700          --
          *Progress Software Corp.                    32,020     949,393
          *PROS Holdings, Inc.                        10,624     166,584
           Pulse Electronics Corp.                    13,080      78,218
           QAD, Inc. Class A                           4,478      48,900
           QAD, Inc. Class B                           1,119      11,671
          *QLogic Corp.                               50,400     906,192
           QUALCOMM, Inc.                            237,807  13,516,950
          *Qualstar Corp.                              3,826       6,772
          *Quantum Corp.                             104,104     331,051
          *Quest Software, Inc.                       44,260   1,140,138
          *QuickLogic Corp.                            8,175      30,493
          *QuinStreet, Inc.                           24,709     446,739
          #*Rackspace Hosting, Inc.                   24,748   1,143,110
          *Radiant Systems, Inc.                      15,164     302,067
          *RadiSys Corp.                              12,800     112,768
          *RAE Systems, Inc.                           6,100      11,407
          *Rainmaker Systems, Inc.                     4,893       5,480
          *Rambus, Inc.                               24,904     495,590
          *Ramtron International Corp.                10,124      32,397
          *RealNetworks, Inc.                         79,316     293,469
          *Red Hat, Inc.                              36,193   1,718,082
          *Reis, Inc.                                  6,081      59,351
          *Relm Wireless Corp.                         1,238       1,795
           Renaissance Learning, Inc.                  8,803     105,548
           RF Industries, Ltd.                         2,854      10,845
          *RF Micro Devices, Inc.                    131,547     876,103
           Richardson Electronics, Ltd.                8,655     116,669
          *RightNow Technologies, Inc.                 6,794     245,807
           Rimage Corp.                                4,568      68,337
          #*Riverbed Technology, Inc.                 28,838   1,013,367
          *Rofin-Sinar Technologies, Inc.             16,600     718,946
          *Rogers Corp.                                9,664     401,249
          #*Rosetta Stone, Inc.                        9,800     137,984
          #*Rovi Corp.                                45,357   2,202,536
          #*Rubicon Technology, Inc.                   6,090     173,626
          *Rudolph Technologies, Inc.                 19,406     219,482
          *S1 Corp.                                   34,738     238,650
          *Saba Software, Inc.                        11,566     117,395
          #*SAIC, Inc.                                33,104     576,010
          #*Salesforce.com, Inc.                      18,300   2,536,380
          *Sandisk Corp.                             104,930   5,156,260
          *Sanmina-SCI Corp.                          47,585     557,696
          *Sapient Corp.                              65,304     824,463
          *SAVVIS, Inc.                               14,995     590,203
          *ScanSource, Inc.                           15,990     571,962
          *Scientific Learning Corp.                   3,436      10,652

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
                                                      Shares     Value+
                                                      ------     -----

         Information Technology -- (Continued)
           *SeaChange International, Inc.             18,908 $  202,505
           *Seagate Technology                       132,159  2,328,642
           *Semtech Corp.                             30,100    844,907
           *ShoreTel, Inc.                            21,995    229,848
           *Sigma Designs, Inc.                       19,013    242,606
           *Silicon Graphics International Corp.      14,732    270,774
           *Silicon Image, Inc.                       38,736    322,284
           #*Silicon Laboratories, Inc.               20,900    910,822
           *Skyworks Solutions, Inc.                  81,501  2,564,021
           *Smart Modular Technologies (WWH), Inc.    36,885    337,129
           *Smith Micro Software, Inc.                20,269    156,477
           *SolarWinds, Inc.                          18,226    441,616
           *Solera Holdings, Inc.                     19,065  1,048,575
           *Sonus Networks, Inc.                     155,502    612,678
           *Soundbite Communications, Inc.             1,385      3,656
           #*Sourcefire, Inc.                         13,162    350,372
           *Spansion, Inc. Class A                    37,748    743,636
           *Spark Networks, Inc.                       5,400     17,388
           *Spectrum Control, Inc.                     6,606    131,393
           *SRA International, Inc.                   26,074    808,033
           *SRS Labs, Inc.                             5,673     46,235
           *SS&C Technologies Holdings, Inc.           3,414     69,646
            Stamps.com, Inc.                           7,212     97,506
           *Standard Microsystems Corp.               14,091    382,571
           *StarTek, Inc.                              6,261     34,060
           #*STEC, Inc.                               24,557    513,732
           #*Stratasys, Inc.                           9,500    511,575
           *Stream Global Services, Inc.               1,303      4,248
           *SuccessFactors, Inc.                      20,635    715,415
           #*SunPower Corp. Class A                   33,643    732,408
           *Super Micro Computer, Inc.                17,647    301,058
           *Supertex, Inc.                             7,053    152,274
           *Support.com, Inc.                         23,970    137,348
           *Sycamore Networks, Inc.                   17,053    417,798
           *Symantec Corp.                           119,400  2,346,210
           *Symmetricom, Inc.                         25,654    156,489
           #*Synaptics, Inc.                          15,800    449,036
           *Synchronoss Technologies, Inc.            12,529    404,186
           *SYNNEX Corp.                              21,774    730,082
           *Synopsys, Inc.                            90,336  2,474,303
            Syntel, Inc.                              12,174    665,674
           #*Take-Two Interactive Software, Inc.      51,691    836,360
           *Taleo Corp.                               15,738    570,817
            TE Connectivity, Ltd....................  62,272  2,232,451
           *Tech Data Corp.                           26,869  1,427,550
           *TechTarget, Inc.                          23,267    201,027
           *Tekelec                                   35,628    297,494
           *TeleCommunication Systems, Inc.           29,739    137,097
           *TeleTech Holdings, Inc.                   27,180    540,067
            Tellabs, Inc.                            213,598  1,050,902
            Telular Corp.                              7,575     52,949
           *Teradata Corp.                            31,553  1,764,444
           #*Teradyne, Inc.                           88,422  1,423,594
            Tessco Technologies, Inc.                  5,682     66,991
           *Tessera Technologies, Inc.                30,081    594,401
            Texas Instruments, Inc.                  175,830  6,247,240
            TheStreet.com, Inc.                       14,794     53,258
           #*THQ, Inc.                                40,600    164,024
           *TIBCO Software, Inc.                     145,969  4,377,610
           *Tier Technologies, Inc.                    8,000     44,720
           *TNS, Inc.                                 12,258    201,399

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
                                                         Shares       Value+
                                                         ------       -----

   Information Technology -- (Continued)
     *Tollgrade Communications, Inc.                      6,173 $     62,286
      Total System Services, Inc.                        92,788    1,749,054
     *Transact Technologies, Inc.                         3,700       42,846
     *TranSwitch Corp.                                      131          545
     #*Travelzoo, Inc.                                    4,048      331,531
     *Trident Microsystems, Inc.                         13,500       13,635
     *Trimble Navigation, Ltd.                           45,500    2,131,220
     *Trio-Tech International                             1,525        6,740
     *Triquint Semiconductor, Inc.                       77,541    1,067,740
     *TSR, Inc.                                             210        1,054
     *TTM Technologies, Inc.                             48,773      932,540
     #*Tyler Technologies, Inc.                          17,136      424,801
     #*Ultimate Software Group, Inc.                      2,958      165,648
     *Ultra Clean Holdings, Inc.                         10,845      124,609
     *Ultratech, Inc.                                    13,032      408,032
     *Unisys Corp.                                       20,419      606,036
      United Online, Inc.                                54,269      358,175
     #*Universal Display Corp.                            8,486      466,221
     #*USA Technologies, Inc.                            21,015       63,886
     *UTStarcom, Inc.                                    88,574      227,635
     #*ValueClick, Inc.                                  36,974      619,314
     *Varian Semiconductor Equipment Associates, Inc.    36,577    1,533,674
     #*Veeco Instruments, Inc.                           19,855    1,015,186
     *VeriFone Systems, Inc.                             19,356    1,061,096
      VeriSign, Inc.                                     31,460    1,162,762
     *Vertro, Inc.                                          500        1,735
     *Viasat, Inc.                                       22,908      914,487
     *Viasystems Group, Inc.                              7,959      207,809
     *Vicon Industries, Inc.                                600        2,940
     *Video Display Corp.                                 3,612       13,039
     #Virnetx Holding Corp.                              16,186      410,315
     *Virtusa Corp.                                      21,168      394,995
      Visa, Inc.                                        105,653    8,253,612
     #*Vishay Intertechnology, Inc.                      98,200    1,873,656
     *VistaPrint NV                                      11,693      636,099
     *VMware, Inc. Class A                               13,501    1,288,400
     *Vocus, Inc.                                         5,714      169,306
     *Volterra Semiconductor Corp.                       11,700      307,593
     #*Wave Systems Corp. Class A                         1,900        6,061
      Wayside Technology Group, Inc.                      2,200       30,910
     *Web.com Group, Inc.                                15,331      241,923
     #*WebMD Health Corp.                                26,511    1,534,192
     *Websense, Inc.                                      4,452      114,817
     *Westell Technologies, Inc.                         24,845       89,442
     *Western Digital Corp.                             102,733    4,088,773
      Western Union Co. (The)                            91,035    1,934,494
     *Wireless Telecom Group, Inc.                        3,316        2,984
     *WPCS International, Inc.                            2,200        5,720
     *Wright Express Corp.                               19,765    1,113,362
      Xerox Corp.                                       410,462    4,141,562
     #Xilinx, Inc.                                       35,947    1,253,112
     *X-Rite, Inc.                                       49,673      243,894
     *Yahoo!, Inc.                                      281,144    4,990,306
     *Zebra Technologies Corp. Class A                   26,560    1,043,542
     *Zix Corp.                                          22,690       74,877
     *Zoran Corp.                                        27,120      283,946
     *Zygo Corp.                                          9,557      142,877
                                                                ------------
   Total Information Technology                                  622,432,624
                                                                ------------

   Materials -- (4.9%)
      A. Schulman, Inc.                                  18,686      473,130

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
                                                         Shares     Value+
                                                         ------     -----

     Materials -- (Continued)
       *A.M. Castle & Co.                                13,603 $  256,825
       *AEP Industries, Inc.                              2,600     78,858
        Air Products & Chemicals, Inc.                   31,603  3,018,719
        Airgas, Inc.                                     26,700  1,854,315
       #AK Steel Holding Corp.                           61,732  1,003,145
        Albemarle Corp.                                  28,547  2,013,991
        Alcoa, Inc.                                     229,604  3,903,268
       #Allegheny Technologies, Inc.                     27,906  2,009,232
       *Allied Nevada Gold Corp.                         32,149  1,384,336
       #AMCOL International Corp.                        13,866    516,093
       *American Pacific Corp.                            2,765     17,060
        American Vanguard Corp.                          17,736    158,205
       *AptarGroup, Inc.                                 31,440  1,649,028
       *Arabian American Development Co.                 10,553     43,056
        Arch Chemicals, Inc.                             12,900    498,843
        Ashland, Inc.                                    36,943  2,293,421
        Balchem Corp.                                     9,978    396,007
        Ball Corp.                                       33,200  1,238,692
        Bemis Co., Inc.                                  64,685  2,027,228
       #Boise, Inc.                                      50,462    495,537
        Buckeye Technologies, Inc.                       23,391    658,691
        Cabot Corp.                                      38,235  1,714,840
       *Calgon Carbon Corp.                              25,258    433,427
        Carpenter Technology Corp.                       20,850  1,068,771
       *Celanese Corp. Class A                           30,893  1,542,179
       *Century Aluminum Co.                             56,329  1,125,453
        CF Industries Holdings, Inc.                     33,871  4,794,440
       *Clearwater Paper Corp.                            5,500    431,640
        Cliffs Natural Resources, Inc.                   27,994  2,623,598
       *Coeur d'Alene Mines Corp.                        53,681  1,702,225
        Commercial Metals Co.                            68,464  1,147,457
        Compass Minerals International, Inc.              7,752    756,673
       *Contango ORE, Inc.                                  833     14,494
       *Continental Materials Corp.                         268      4,237
       *Core Molding Technologies, Inc.                   3,080     25,872
       *Crown Holdings, Inc.                             30,559  1,142,907
        Cytec Industries, Inc.                           29,634  1,738,923
        Deltic Timber Corp.                               6,014    407,749
        Domtar Corp.                                     24,763  2,303,454
        Dow Chemical Co. (The)                          215,586  8,836,870
        E.I. du Pont de Nemours & Co.                   132,515  7,525,527
       #Eagle Materials, Inc.                            26,488    770,536
        Eastman Chemical Co.                             22,900  2,456,025
        Ecolab, Inc.                                     30,748  1,622,264
       *Ferro Corp.                                      43,642    654,630
       *Flotek Industries, Inc.                           2,019     19,342
        FMC Corp.                                        13,131  1,159,205
        Freeport-McMoRan Copper & Gold, Inc. Class B    142,730  7,854,432
        Friedman Industries, Inc.                         5,521     58,523
       *Gammon Gold, Inc.                                10,847    118,341
       #*General Moly, Inc.                              27,006    138,271
       *General Steel Holdings, Inc.                     12,546     28,354
       *Georgia Gulf Corp.                               20,616    811,858
        Globe Specialty Metals, Inc.                     34,088    767,321
       *Golden Minerals, Co.                              7,014    140,280
       *Graham Packaging Co., Inc.                          900     20,700
       *Graphic Packaging Holding Co.                   177,363    973,723
        Greif, Inc. Class A                              15,047    934,419
        Greif, Inc. Class B                              12,421    723,026
        H.B. Fuller Co.                                  29,980    655,063
        Hawkins, Inc.                                     4,910    230,966

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CONTINUED

                                                       Shares     Value+
                                                       ------     -----

       Materials -- (Continued)
          Haynes International, Inc.                    6,727 $  363,527
         *Headwaters, Inc.                             36,139    197,319
         #*Hecla Mining Co.                           142,848  1,344,200
         *Horsehead Holding Corp.                      26,654    420,334
          Huntsman Corp.                              142,779  2,976,942
          Innophos Holdings, Inc.                      12,373    573,365
         *Innospec, Inc.                               12,297    463,105
          International Flavors & Fragrances, Inc.     15,200    965,504
          International Paper Co.                     181,856  5,615,713
         #*Intrepid Potash, Inc.                       35,976  1,232,538
          Kaiser Aluminum Corp.                        11,416    572,056
         *KapStone Paper & Packaging Corp.             27,510    478,124
          KMG Chemicals, Inc.                           5,399    111,165
          Koppers Holdings, Inc.                        6,843    312,930
         *Kraton Performance Polymers, Inc.            13,352    616,328
          Kronos Worldwide, Inc.                       16,563  1,019,618
         *Landec Corp.                                 14,825     96,066
          Limoneira Co.                                 1,888     41,555
         *Louisiana-Pacific Corp.                      79,733    741,517
         *LSB Industries, Inc.                         10,314    416,170
         *Lubrizol Corp.                               26,214  3,526,307
         #Martin Marietta Materials, Inc.              15,485  1,412,077
         *Material Sciences Corp.                       3,017     24,015
         *Materion Corp.                               12,380    516,989
          MeadWestavco Corp.                           73,847  2,487,905
         *Mercer International, Inc.                   23,501    286,007
         #*Metalline Mining Co.                           500        483
         *Metals USA Holdings Corp.                     3,319     56,423
          Minerals Technologies, Inc.                  11,000    748,000
         #*Mines Management, Inc.                       4,267     12,417
         *Mod-Pac Corp.                                 1,105      5,956
          Monsanto Co.                                 80,070  5,447,963
         *Mosaic Co. (The)                             23,377  1,750,002
          Myers Industries, Inc.                       22,339    238,357
          Nalco Holding Co.                            67,350  1,967,294
         *Nanophase Technologies Corp.                    700        917
          Neenah Paper, Inc.                            9,261    216,059
          NewMarket Corp.                               6,804  1,254,113
         #Newmont Mining Corp.                         63,226  3,705,676
          NL Industries, Inc.                          26,197    373,045
         *Northern Technologies International Corp.     1,978     30,699
          Nucor Corp.                                  71,983  3,380,322
          Olin Corp.                                   45,964  1,183,113
          Olympic Steel, Inc.                           6,657    195,516
         *OM Group, Inc.                               18,443    668,374
         *Omnova Solutions, Inc.                       13,584    115,464
         *Owens-Illinois, Inc.                         28,082    833,193
          P.H. Glatfelter Co.                          27,325    371,620
          Packaging Corp. of America                   49,314  1,406,928
         *Penford Corp.                                 8,423     47,253
          PolyOne Corp.                                45,320    656,234
          PPG Industries, Inc.                         36,472  3,452,804
          Praxair, Inc.                                41,153  4,379,502
          Quaker Chemical Corp.                         5,640    254,815
          Reliance Steel & Aluminum Co.                44,507  2,519,541
         #Rock-Tenn Co. Class A                        23,586  1,629,085
         *Rockwood Holdings, Inc.                      37,098  2,104,941
          Royal Gold, Inc.                             30,990  1,889,770
         *RPM International, Inc.                      61,237  1,439,070
         *RTI International Metals, Inc.               17,124    546,941
          Schnitzer Steel Industries, Inc. Class A     14,628    907,960

                                      105

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CONTINUED

                                                        Shares       Value+
                                                        ------       -----

    Materials -- (Continued)
       Schweitzer-Maudoit International, Inc.           10,754 $    557,487
       Scotts Miracle-Gro Co. Class A (The)             31,350    1,770,334
       Sealed Air Corp.                                 95,587    2,463,277
      *Senomyx, Inc.                                     8,766       53,297
       Sensient Technologies Corp.                      29,925    1,133,858
      #Sherwin-Williams Co.                             21,358    1,757,550
      #Sigma-Aldrich Corp.                              19,993    1,411,106
       Silgan Holdings, Inc.                            36,726    1,684,254
      #*Solitario Exploration & Royalty Corp.            1,700        4,573
      *Solutia, Inc.                                    58,237    1,534,545
      *Sonoco Products Co.                              48,260    1,667,866
      *Southern Copper Corp.                           102,838    3,852,311
      *Spartech Corp.                                   15,385      109,849
       Steel Dynamics, Inc.                            130,764    2,378,597
       Stepan Co.                                        4,484      322,713
      *Stillwater Mining Co.                            53,179    1,213,013
      #*STR Holdings, Inc.                              11,700      192,699
       Synalloy Corp.                                    4,755       71,325
       Temple-Inland, Inc.                              64,920    1,527,568
       Texas Industries, Inc.                           16,515      696,438
      *Titanium Metals Corp.                            94,193    1,886,686
      *U.S. Gold Corp.                                  52,539      493,867
      *United States Lime & Minerals, Inc.               2,901      119,985
      #United States Steel Corp.                        68,181    3,252,916
      *Universal Stainless & Alloy Products, Inc.        4,248      153,990
       Valhi, Inc.                                      22,008      696,333
       Valspar Corp.                                    59,947    2,356,517
      *Verso Paper Corp.                                12,902       60,768
      #Vulcan Materials Co.                             54,863    2,479,808
      *Walter Energy, Inc.                              10,523    1,454,489
       Wausau Paper Corp.                               29,310      197,842
       Westlake Chemical Corp.                          34,626    2,273,197
      #Weyerhaeuser Co.                                120,714    2,777,629
       Worthington Industries, Inc.                     44,984      970,305
      *WR Grace & Co.                                   37,133    1,684,353
      *Xerium Technologies, Inc.                           161        3,713
       Zep, Inc.                                        10,366      196,954
      *Zoltek Cos., Inc.                                21,581      277,316
                                                               ------------
    Total Materials                                             201,806,249
                                                               ------------

    Other -- (0.0%)
     .#*Atlas Energy, Inc. Escrow Shares                35,178           --
      .*Avigen, Inc. Escrow Shares                       5,711           --
      .*Concord Camera Corp. Escrow Shares                 405           --
     .#*J. Crew Group, Inc. Escrow Shares               14,423           --
      .*MAIR Holdings, Inc. Escrow Shares                  300           --
      .*Softbrands, Inc. Escrow Shares                   3,200           --
      .*Voyager Learning Co. Escrow Shares                 669           --
                                                               ------------
    Total Other                                                          --
                                                               ------------

    Telecommunication Services -- (2.4%)
       AboveNet, Inc................................    11,782      786,448
      #Alaska Communications Systems Group, Inc.....    11,182      108,130
      *American Tower Corp..........................    51,867    2,713,163
       AT&T, Inc.................................... 1,253,560   39,010,787
       Atlantic Tele-Network, Inc...................     6,772      248,736
      *Cbeyond, Inc.................................    13,690      174,684
       CenturyLink, Inc.                                76,697    3,127,704
      *Cincinnati Bell, Inc.                            95,100      284,349
      *Cogent Communications Group, Inc.                17,375      252,111
       Consolidated Communications Holdings, Inc.       14,019      257,809

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CONTINUED

                                                         Shares      Value+
                                                         ------      -----

    Telecommunication Services -- (Continued)
      *Crown Castle International Corp.                  41,815 $ 1,792,191
      *FiberTower Corp.                                  28,409      38,352
       Frontier Communications Corp.                    441,156   3,648,360
      *General Communications, Inc. Class A              28,610     329,015
      *Global Crossing, Ltd.                             11,934     279,017
       HickoryTech Corp.                                  5,965      56,668
      *Hughes Communications, Inc.                       10,076     603,049
      #*ICO Global Communications (Holdings), Ltd.        1,638       4,734
       IDT Corp. Class B                                  9,766     283,116
      #*Iridium Communications, Inc.                     38,656     302,676
      *Leap Wireless International, Inc.                 51,554     765,061
      *MetroPCS Communications, Inc.                    186,127   3,132,517
      *Neutral Tandem, Inc.                              20,271     309,944
      *NII Holdings, Inc.                                65,648   2,729,644
       NTELOS Holdings Corp.                             20,304     400,598
      *PAETEC Holding Corp.                              64,736     233,050
      *Premiere Global Services, Inc.                    36,049     285,148
      *Primus Telecommunications Group, Inc.              1,119      15,386
      *SBA Communications Corp.                          20,540     793,460
       Shenandoah Telecommunications Co.                 10,486     197,347
      *Sprint Nextel Corp.                              541,815   2,806,602
      *SureWest Communications                            8,120     118,308
       Telephone & Data Systems, Inc.                    29,360     985,322
       Telephone & Data Systems, Inc. Special Shares     26,782     780,695
      *tw telecom, inc.                                  69,130   1,489,060
      *United States Cellular Corp.                      21,366   1,052,062
       USA Mobility, Inc.                                12,923     199,660
       Verizon Communications, Inc.                     628,388  23,740,499
      *Vonage Holdings Corp.                             84,000     433,440
       Warwick Valley Telephone Co.                       3,243      48,645
       Windstream Corp.                                  82,156   1,052,418
      *Xeta Corp.                                         4,339      23,864
                                                                -----------
    Total Telecommunication Services                             95,893,829
                                                                -----------

    Utilities -- (3.1%)
      *AES Corp.                                        351,156   4,649,305
      #*AGL Resources, Inc.                              39,602   1,643,879
       ALLETE, Inc.                                      17,238     697,967
      *Alliant Energy Corp.                              29,177   1,153,659
       Ameren Corp.                                      48,394   1,418,428
       American Electric Power Co., Inc.                 68,351   2,493,444
       American States Water Co.                          8,315     290,277
      *American Water Works Co., Inc.                    45,693   1,342,460
      *Aqua America, Inc.                                69,111   1,558,453
       Artesian Resources Corp.                           2,709      52,934
       Atmos Energy Corp.                                45,037   1,571,341
       Avista Corp.                                      27,324     665,339
      #Black Hills Corp.                                 18,339     637,280
      #*Cadiz, Inc.                                       2,464      30,677
       California Water Service Group                    11,294     426,010
      *Calpine Corp.                                    199,957   3,349,280
       CenterPoint Energy, Inc.                          70,361   1,308,715
       Central Vermont Public Service Corp.               6,710     157,081
       CH Energy Group, Inc.                             10,263     550,302
       Chesapeake Utilities Corp.                         4,461     190,886
       Cleco Corp.                                       31,599   1,109,125
      #CMS Energy Corp.                                  69,200   1,370,160
       Connecticut Water Services, Inc.                   4,541     116,885
       Consolidated Edison, Inc.                         48,345   2,519,741
       Consolidated Water Co., Ltd.                       7,548      74,046
       Constellation Energy Group, Inc.                  35,929   1,308,534

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CONTINUED

                                                      Shares     Value+
                                                      ------     -----

         Utilities -- (Continued)
            Delta Natural Gas Co., Inc.                1,429 $   45,242
            Dominion Resources, Inc.                  95,833  4,448,568
           *DPL, Inc.                                 59,562  1,804,133
            DTE Energy Co.                            30,529  1,542,630
            Duke Energy Corp.                        219,789  4,099,065
           #*Dynegy, Inc.                             72,225    457,906
            Edison International, Inc.                69,891  2,744,620
           *El Paso Electric Co.                      20,300    628,894
            Empire District Electric Co.              19,815    444,649
           *Energen Corp.                             32,537  2,115,230
            Entergy Corp.                             25,927  1,807,630
            EQT Corp.                                 25,020  1,316,302
            Exelon Corp.                              92,143  3,883,827
            FirstEnergy Corp.                         62,760  2,507,890
            Gas Natural, Inc.                          2,145     24,067
           *GenOn Energy, Inc.                       460,870  1,811,219
            Great Plains Energy, Inc.                 71,987  1,481,492
           #*Hawaiian Electric Industries, Inc.       49,280  1,256,147
            IDACORP, Inc.                             24,295    952,607
           #Integrys Energy Group, Inc.               30,943  1,620,175
            ITC Holdings Corp.                        24,738  1,754,666
            Laclede Group, Inc.                       10,844    416,084
            MDU Resources Group, Inc.                 88,313  2,109,798
            MGE Energy, Inc.                          10,887    457,363
            Middlesex Water Co.                        7,149    134,973
            National Fuel Gas Co.                     14,758  1,081,761
            New Jersey Resources Corp.                21,532    942,671
            NextEra Energy, Inc.                      65,015  3,677,899
            Nicor, Inc.                               20,538  1,138,421
           #NiSource, Inc.                            45,576    886,453
            Northeast Utilities, Inc.                 31,618  1,125,601
            Northwest Natural Gas Co.                 12,241    566,024
            NorthWestern Corp.                        18,516    602,696
           *NRG Energy, Inc.                         110,038  2,662,920
           *NSTAR                                     25,400  1,176,020
            NV Energy, Inc.                          125,628  1,908,289
           *OGE Energy Corp.                          18,734    996,087
            Oneok, Inc.                               17,833  1,247,240
           #Ormat Technologies, Inc.                  26,141    650,911
            Otter Tail Corp.                          16,906    395,262
            Pennichuck Corp.                           1,797     50,909
           #Pepco Holdings, Inc.                      36,702    707,248
            PG&E Corp.                                56,909  2,622,367
           #Piedmont Natural Gas Co.                  36,911  1,171,924
            Pinnacle West Capital Corp.               25,155  1,091,475
            PNM Resources, Inc.                       40,800    625,464
            Portland General Electric Co.             38,825    969,072
            PPL Corp.                                 74,403  2,040,874
            Progress Energy, Inc.                     41,732  1,980,183
            Public Service Enterprise Group, Inc.    100,773  3,241,867
            Questar Corp.                             88,246  1,550,482
            RGC Resources, Inc.                          599     20,540
           #SCANA Corp.                               24,179  1,003,912
            Sempra Energy.                            33,050  1,821,055
            SJW Corp.                                 10,481    243,578
           #South Jersey Industries, Inc.             14,375    825,844
            Southern Co.                             139,865  5,460,330
            Southwest Gas Corp.                       22,744    904,529
           *Synthesis Energy Systems, Inc.            25,200    101,052
            TECO Energy, Inc.                        109,674  2,113,418
            UGI Corp.                                 55,763  1,856,908

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CONTINUED

                                                                                                   Shares         Value+
                                                                                                   ------         -----

Utilities -- (Continued)
   UIL Holdings Corp.                                                                              25,268 $      804,028
   UniSource Energy Corp.                                                                          18,273        678,476
   Unitil Corp.                                                                                     5,369        135,621
  #*Vectren Corp.............................................................................      40,067      1,145,115
  #Westar Energy, Inc.                                                                             60,060      1,634,233
   WGL Holdings, Inc.                                                                              23,443        926,467
   Wisconsin Energy Corp.                                                                          42,812      1,336,163
   Xcel Energy, Inc.                                                                               64,321      1,564,930
   York Water Co.                                                                                   5,712         99,732
                                                                                                          --------------
Total Utilities                                                                                              128,337,436
                                                                                                          --------------
TOTAL COMMON STOCKS                                                                                        3,774,510,800
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
  *Accuride Corp. Warrants 02/26/12                                                                 3,543            570
  .*Avalon Contingent Value Rights...........................................................       1,800             --
  *Caliper Life Sciences, Inc. Warrants 08/10/11                                                      157             64
  *Capital Bank Corp. Rights 03/04/11                                                                 988             --
  *Celgene Corp. Contingent Value Rights                                                           15,938         39,845
  *Central Pacific Financial Corp. Rights 05/06/11                                                    298          1,624
  .*Contra Pharmacopeia Contingent Value Rights..............................................       3,300             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights......................................       1,100             --
  .*First Federal Bancshares of Arkansas, Inc. Rights........................................       2,803         19,341
  .Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights..............................       7,600             --
  .*Macatawa Bank Corp. Rights...............................................................       7,245             --
  *Sanofi-Aventis SA Contingent Value Rights                                                       44,252        109,745
  .*U.S. Concrete, Inc. Warrants A 08/31/17..................................................         294             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17..................................................         294             --
  *Valley National Bancorp Warrants 06/30/15                                                          138            370
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS                                                                                            171,559
                                                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                         31,671,641     31,671,641
                                                                                                          --------------

                                                                                                  Shares/
                                                                                                     Face
                                                                                                   Amount
                                                                                                   ------
                                                                                                    (000)
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@DFA Short Term Investment Fund                                                            285,211,616    285,211,616
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635 FNMA
 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584                                 $822        821,580
                                                                                                          --------------

TOTAL SECURITIES LENDING COLLATERAL                                                                          286,033,196
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)                                                                                    $4,092,387,196
                                                                                                          ==============

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

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares     Value+
                                                         ------     -----

      COMMON STOCKS -- (91.8%)
      Consumer Discretionary -- (13.0%)
        *1-800-FLOWERS.COM, Inc.                         26,088 $   87,395
        *4Kids Entertainment, Inc.                        4,200        840
        *99 Cents Only Stores                            87,518  1,764,363
        #Aaron's, Inc.                                  104,670  3,013,449
        #Abercrombie & Fitch Co.                         98,036  6,940,949
        *AC Moore Arts & Crafts, Inc.                    23,777     64,673
         Acme United Corp.                                2,302     21,639
         Advance Auto Parts, Inc.                        34,701  2,271,527
        *Aeropostale, Inc.                               33,343    851,247
        *AFC Enterprises, Inc.                           23,483    353,654
        *AH Belo Corp.                                   20,538    170,876
         Aldila, Inc.                                     5,648     24,286
        *Amazon.com, Inc.                                36,479  7,168,124
         Ambassadors Group, Inc.                         23,469    236,568
         Amcon Distributing Co.                             630     44,100
        #*American Apparel, Inc.                         38,775     56,224
        *American Axle & Manufacturing Holdings, Inc.    61,446    786,509
        *American Biltrite, Inc.                          3,161     33,191
         American Eagle Outfitters, Inc.                254,850  3,965,466
        #American Greetings Corp. Class A                29,700    730,620
        #*American Public Education, Inc.                 9,932    419,627
        *America's Car-Mart, Inc.                        13,590    332,683
        *Amerigon, Inc.                                  13,689    233,397
         Ameristar Casinos, Inc.                         61,105  1,219,045
        #*ANN, Inc.                                      73,290  2,287,381
        *Apollo Group, Inc. Class A                      15,844    634,235
         Arbitron, Inc.                                  18,047    698,058
        *Arctic Cat, Inc.                                15,374    258,129
         Ark Restaurants Corp.                            4,568     75,829
        *Asbury Automotive Group, Inc.                   43,773    757,273
        *Ascena Retail Group, Inc.                       95,250  2,980,373
        *Ascent Media Corp.                              16,997    816,366
        *Atrinsic, Inc.                                   1,332      3,463
        *Audiovox Corp. Class A                          25,637    189,201
        #*Autoliv, Inc.                                     302     24,199
        #*AutoNation, Inc.                              116,877  3,963,299
        *AutoZone, Inc.                                   8,887  2,509,511
        *Bakers Footwear Group, Inc.                      2,149      2,471
        *Ballantyne Strong, Inc.                         17,138    115,682
        #*Bally Technologies, Inc.                       21,700    846,083
        #Barnes & Noble, Inc.                            66,877    734,978
        *Bassett Furniture Industries, Inc.              10,067     90,301
        *Beasley Broadcast Group, Inc.                    8,562     57,708
        #*Beazer Homes USA, Inc.                         99,412    463,260
         bebe stores, Inc.                              109,054    732,843
        *Bed Bath & Beyond, Inc.                         45,415  2,548,690
        *Belo Corp.                                     157,142  1,327,850
        *Benihana, Inc.                                   4,432     39,223
        *Benihana, Inc. Class A                           9,560     84,606
        #Best Buy Co., Inc.                              64,353  2,009,101
         Big 5 Sporting Goods Corp.                      27,837    332,652
        *Big Lots, Inc.                                  60,719  2,496,158
        *Biglari Holdings, Inc.                           2,023    884,537
        #*BJ's Restaurants, Inc.                         33,901  1,591,652
        *Blockbuster, Inc. Class A                       10,100        636
        #*Blue Nile, Inc.                                 4,686    267,102
        *Bluegreen Corp.                                 31,025    120,687
         Blyth, Inc.                                     10,900    513,826

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CONTINUED


                                                        Shares      Value+
                                                        ------      -----

     Consumer Discretionary -- (Continued)
        Bob Evans Farms, Inc.                           38,759 $ 1,215,482
       #*Bon-Ton Stores, Inc. (The)                     26,063     361,754
        Books-A-Million, Inc.                           20,408      94,285
       #*Borders Group, Inc.                            29,108       9,023
       #*BorgWarner, Inc.                               63,952   4,939,652
        Bowl America, Inc. Class A                       3,649      46,342
       #*Boyd Gaming Corp.                             102,300     914,562
       #*Bridgepoint Education, Inc.                       970      17,024
        Brinker International, Inc.                     76,604   1,845,390
       *Brookfield Residential Properties, Inc.         27,299     337,143
       #Brown Shoe Co., Inc.                            51,833     655,687
       #Brunswick Corp.                                135,085   3,156,936
       #Buckle, Inc.                                    38,775   1,763,875
       *Buffalo Wild Wings, Inc.                        17,232   1,052,875
       *Build-A-Bear-Workshop, Inc.                     22,900     140,377
       #*Cabela's, Inc.                                 86,143   2,200,092
        Cablevision Systems Corp.                       49,802   1,754,524
       *Cache, Inc.                                     18,700     107,338
       .*California Coastal Communities, Inc..........   4,926          --
       *California Pizza Kitchen, Inc.                  32,660     522,560
        Callaway Golf Co.                               85,328     604,122
       *Cambium Learning Group, Inc.                    82,306     283,133
       *Canterbury Park Holding Corp.                    5,078      65,963
       #*Capella Education Co.                           9,472     469,811
       #*Career Education Corp.                         90,662   1,977,338
       *Caribou Coffee Co., Inc.                        18,987     178,858
       *CarMax, Inc.                                   127,610   4,428,067
       *Carmike Cinemas, Inc.                            8,047      58,421
        Carnival Corp.                                 264,200  10,058,094
       *Carriage Services, Inc.                         19,638     125,683
       *Carrols Restaurant Group, Inc.                  26,007     253,828
       *Carter's, Inc.                                  74,781   2,312,229
       *Casual Male Retail Group, Inc.                  57,998     244,752
        Cato Corp. Class A                              36,240     924,482
       *Cavco Industries, Inc.                           8,249     383,414
        CBS Corp. Class A                               18,791     476,352
        CBS Corp. Class B                              436,051  10,997,206
        CEC Entertainment, Inc.                         20,608     779,601
       #*Charles & Colvard, Ltd.                        19,498      53,620
       *Charming Shoppes, Inc.                         140,637     637,086
       #*Cheesecake Factory, Inc.                       75,725   2,227,830
        Cherokee, Inc.                                   8,005     155,297
        Chico's FAS, Inc.                              159,154   2,328,423
       *Children's Place Retail Stores, Inc. (The)      35,080   1,865,204
       #*Chipotle Mexican Grill, Inc.                   15,126   4,035,466
       #Choice Hotels International, Inc.               32,019   1,196,870
        Christopher & Banks Corp.                       42,516     261,473
       *Chromcraft Revington, Inc.                       2,958       4,733
        Churchill Downs, Inc.                           20,873     870,613
        Cinemark Holdings, Inc.                        147,049   2,989,506
       *Citi Trends, Inc.                               18,453     410,764
       *CKX, Inc.                                      112,464     513,960
       *Clear Channel Outdoor Holdings, Inc. Class A    35,623     490,172
        Coach, Inc.                                     28,857   1,725,937
       *Coast Distribution System, Inc.                  1,760       6,829
       *Cobra Electronics Corp.                          7,489      29,132
       #*Coinstar, Inc.                                 29,858   1,611,735
       *Coldwater Creek, Inc.                           99,712     304,122
       #*Collective Brands, Inc.                        77,796   1,633,716
        Collectors Universe, Inc.                        8,599     132,769
       #Columbia Sportswear Co.                         45,600   3,100,344

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
                                                       Shares      Value+
                                                       ------      -----

      Consumer Discretionary -- (Continued)
         Comcast Corp. Class A                        905,103 $23,749,903
         Comcast Corp. Special Class A                337,406   8,283,317
        #*Conn's, Inc.                                 34,229     224,200
         Cooper Tire & Rubber Co.                      64,160   1,731,037
        *Core-Mark Holding Co., Inc.                   15,499     519,372
        #*Corinthian Colleges, Inc.                    63,899     284,351
        *Cost Plus, Inc.                               21,775     237,130
         CPI Corp.                                      7,862     141,280
         Cracker Barrel Old Country Store, Inc.        11,832     606,153
        *Craftmade International, Inc.                  2,176       9,139
        *Crocs, Inc.                                  105,000   2,111,550
        #*Crown Media Holdings, Inc.                   51,918     113,700
         CSS Industries, Inc.                           8,300     160,024
        *Culp, Inc.                                    14,500     146,160
        #*Cumulus Media, Inc.                          17,457      81,175
        *Cybex International, Inc.                      9,222       9,868
        *Cycle Country Accessories Corp.                  554         199
        *Dana Holding Corp.                           169,411   3,078,198
         Darden Restaurants, Inc.                      58,180   2,732,715
        *Deckers Outdoor Corp.                         41,400   3,513,204
        *dELiA*s, Inc.                                 15,474      27,389
        *Delta Apparel, Inc.                           16,268     287,781
         Destination Maternity Corp.                   16,334     381,726
         DeVry, Inc.                                   38,227   2,022,208
        #*DGSE Cos., Inc.                               5,105      29,252
        #*Dick's Sporting Goods, Inc.                  28,649   1,172,604
        #Dillard's, Inc. Class A                       87,901   4,221,006
        *DineEquity, Inc.                              24,063   1,202,428
        *DIRECTV Class A                              110,916   5,389,408
        *Discovery Communications, Inc. (25470F104)    42,342   1,874,057
        *Discovery Communications, Inc. (25470F203)     2,270      99,222
        *Discovery Communications, Inc. (25470F302)    86,130   3,398,690
        *DISH Network Corp.                            43,138   1,080,176
        *Dixie Group, Inc.                             10,038      43,163
        *Dolan Media Co.                               37,705     443,788
        *Dollar Tree, Inc.                             24,380   1,401,850
        *Domino's Pizza, Inc.                          51,800     961,926
        *Dorman Products, Inc.                         23,053     899,067
         Dover Downs Gaming & Entertainment, Inc.      17,200      60,544
        *Dover Motorsports, Inc.                        9,156      17,854
         DR Horton, Inc.                              415,057   5,163,309
        *Dreams, Inc.                                  19,277      45,301
        *DreamWorks Animation SKG, Inc.                13,230     350,463
         Drew Industries, Inc.                         27,490     661,684
        #*drugstore.com, Inc.                          66,123     249,945
        #*DSW, Inc.                                    21,178   1,005,531
        *Duckwall-ALCO Stores, Inc.                       100       1,274
        #*Eastman Kodak Co.                           302,937     842,165
         EDCI Holdings, Inc.                            3,419      12,257
        #*Education Management Corp.                    3,805      70,545
         Educational Development Corp.                  3,809      22,092
         Einstein Noah Restaurant Group, Inc.          20,565     332,330
        *Emerson Radio Corp.                           23,438      56,720
        *Emmis Communications Corp. Class A             5,500       6,655
        *Empire Resorts, Inc.                          12,000       8,040
        *Enova Systems, Inc.                            6,780       7,255
        *Entercom Communications Corp.                 37,980     401,449
        *Entertainment Gaming Asia, Inc.                8,232       2,634
        *Entravision Communications Corp.              67,425     159,123
        *EnviroStar, Inc.                                 100         129
         Escalade, Inc.                                 8,732      47,764
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
                                                      Shares     Value+
                                                      ------     -----

         Consumer Discretionary -- (Continued)
           #Ethan Allen Interiors, Inc.               36,567 $  880,899
           *Ever-Glory International Group, Inc.       2,000      3,800
           *EW Scripps Co. Class A (The)              61,083    580,288
           *Exide Technologies                        99,958  1,003,578
           #Expedia, Inc.                            106,061  2,654,707
           #Family Dollar Stores, Inc.                53,600  2,905,656
           *Famous Dave's of America, Inc.             9,044     89,083
           *Federal-Mogul Corp.                      110,332  2,923,798
            Finish Line, Inc. Class A                 64,973  1,396,270
           *Fisher Communications, Inc.                9,960    301,290
            Flanigan's Enterprises, Inc.               1,000      7,940
            Flexsteel Industries, Inc.                 7,743    110,647
            Foot Locker, Inc.                        201,557  4,337,507
           *Ford Motor Co.                           333,761  5,163,283
            Fortune Brands, Inc.                     122,709  7,985,902
           *Fossil, Inc.                              78,094  7,479,843
           *Frederick's of Hollywood Group, Inc.       4,166      3,416
            Fred's, Inc.                              50,298    702,160
            Frisch's Restaurants, Inc.                 7,545    171,121
           #*Fuel Systems Solutions, Inc.             24,920    740,747
           *Full House Resorts, Inc.                  19,925     79,700
           *Furniture Brands International, Inc.      59,829    289,572
            Gaiam, Inc.                               18,959    112,806
           #*GameStop Corp. Class A                  197,221  5,064,635
           *GameTech International, Inc.               2,571        515
            Gaming Partners International Corp.        8,266     58,275
           #Gannett Co., Inc.                        294,932  4,441,676
            Gap, Inc.                                 55,856  1,298,093
           #*Garmin, Ltd.                             86,083  2,946,621
           *Gaylord Entertainment Co.                 60,217  2,159,984
           *Geeknet, Inc.                              3,125     79,719
           *Genesco, Inc.                             30,075  1,214,429
           *Gentex Corp.                              93,765  2,939,533
            Genuine Parts Co.                         52,099  2,797,716
           *G-III Apparel Group, Ltd.                 24,834  1,114,053
           *Global Sources, Ltd.                       6,269     76,733
           *Global Traffic Network, Inc.              22,447    301,463
           *Golfsmith International Holdings, Inc.     7,795     38,663
           *Goodyear Tire & Rubber Co.                96,200  1,746,030
           *Grand Canyon Education, Inc.              17,810    257,533
           *Gray Television, Inc.                     51,490    143,657
           *Gray Television, Inc. Class A              3,160      7,710
           *Great Wolf Resorts, Inc.                  34,299     73,057
            Group 1 Automotive, Inc.                  31,715  1,365,014
            Guess?, Inc.                              16,174    695,320
            H&R Block, Inc.                           48,700    842,023
           *Hallwood Group, Inc.                         963     21,292
           *Hampshire Group, Ltd.                      1,000      3,190
           *Hanesbrands, Inc.                         37,637  1,223,579
            Harley-Davidson, Inc.                     64,955  2,420,223
            Harman International Industries, Inc.     69,655  3,380,357
           *Harris Interactive, Inc.                  13,112     12,981
            Harte-Hanks, Inc.                         83,703    777,601
            Hasbro, Inc.                              34,967  1,637,854
           *Hastings Entertainment, Inc.               2,673     13,418
            Haverty Furniture Cos., Inc.              23,192    303,815
            Haverty Furniture Cos., Inc. Class A       2,432     31,616
           *Heelys, Inc.                               6,558     14,362
           *Helen of Troy, Ltd.                       39,387  1,225,723
           #*hhgregg, Inc.                            25,795    318,826
           *Hibbett Sporting Goods, Inc.              24,675    932,222

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
                                                     Shares      Value+
                                                     ------      -----

        Consumer Discretionary -- (Continued)
          #Hillenbrand, Inc.                         44,666 $ 1,023,745
          *Hollywood Media Corp.                     12,071      20,521
           Home Depot, Inc.                         301,629  11,202,501
           Hooker Furniture Corp.                    16,557     205,969
           Hot Topic, Inc.                           57,405     385,188
          #*Hovnanian Enterprises, Inc.              55,200     177,192
          *HSN, Inc.                                 62,267   2,066,019
          *Iconix Brand Group, Inc.                  92,857   2,274,068
          *Image Entertainment, Inc.                  8,257       1,321
          *Infosonics Corp.                           4,740       3,982
           International Game Technology             56,806   1,004,898
           International Speedway Corp.              36,869   1,128,191
           Interpublic Group of Cos., Inc. (The)    522,469   6,139,011
          *Interval Leisure Group, Inc.              65,750   1,056,603
          *iRobot Corp.                              32,678   1,157,455
          *Isle of Capri Casinos, Inc.               44,321     422,822
          #*ITT Educational Services, Inc.            5,900     423,207
          *J. Alexander's Corp.                      13,496      80,706
           J.C. Penney Co., Inc.                    204,800   7,874,560
          *Jack in the Box, Inc.                     70,959   1,465,303
          #*Jackson Hewitt Tax Service, Inc.          6,473       3,367
          *Jaclyn, Inc.                                 698       3,755
          #*JAKKS Pacific, Inc.                      33,289     700,401
           Jarden Corp.                             102,085   3,714,873
          .*Jennifer Convertibles, Inc.............   1,300          --
           Johnson Controls, Inc.                   213,952   8,774,172
          *Johnson Outdoors, Inc. Class A            19,561     324,517
           Jones Group, Inc. (The)                  105,948   1,444,071
          #*Jos. A. Bank Clothiers, Inc.             35,377   1,854,462
          *Journal Communications, Inc.              51,360     279,912
          *K12, Inc.                                 31,456   1,238,423
          #KB Home                                  120,600   1,424,286
          *Kenneth Cole Productions, Inc. Class A    12,006     161,721
          *Kid Brands, Inc.                          44,675     326,574
          *Kirkland's, Inc.                          25,845     390,001
          *Knology, Inc.                             34,908     532,347
           Kohl's Corp.                             108,652   5,727,047
          *Kona Grill, Inc.                          11,030      63,202
           Koss Corp.                                 2,279      14,996
          *Krispy Kreme Doughnuts, Inc.              81,967     459,835
           KSW, Inc.                                  6,738      24,526
          #*K-Swiss, Inc. Class A                    35,759     440,193
           Lacrosse Footwear, Inc..................   8,544     142,001
          *Lakeland Industries, Inc.                  4,890      42,543
          *Lakes Entertainment, Inc.                 25,933      59,387
          *Lamar Advertising Co. Class A             61,943   2,014,386
          *Las Vegas Sands Corp.                    140,918   6,624,555
          *Lazare Kaplan International, Inc.          3,667       5,446
          *La-Z-Boy, Inc.                            66,124     777,618
          *Leapfrog Enterprises, Inc.                46,200     197,274
           Lear Corp.                                42,158   2,155,960
           Learning Tree International, Inc.         16,482     138,943
          *Lee Enterprises, Inc.                     46,810      66,938
           Leggett & Platt, Inc.                    149,097   3,919,760
          #Lennar Corp. Class A                     199,531   3,789,094
           Lennar Corp. Class B Voting               32,428     494,851
          #*Libbey, Inc.                             15,961     272,135
          #*Liberty Global, Inc. Class A             83,561   3,885,587
          *Liberty Global, Inc. Class B                 697      33,094
          *Liberty Global, Inc. Class C              76,931   3,414,967
          *Liberty Media Corp. Capital Class A      119,104   9,798,686

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
                                                          Shares      Value+
                                                          ------      -----

    Consumer Discretionary -- (Continued)
      *Liberty Media Corp. Capital Class B                 2,820 $   231,395
      *Liberty Media Corp. Interactive Class A           498,076   8,706,368
      *Liberty Media Corp. Interactive Class B            10,452     185,053
      *Liberty Media-Starz Corp. Series A                 62,952   4,837,861
      *Liberty Media-Starz Corp. Series B                  1,382     106,186
      *Life Time Fitness, Inc.                            52,456   2,052,079
      *Lifetime Brands, Inc.                              14,732     234,533
       Limited Brands, Inc.                              115,444   4,751,675
      *LIN TV Corp. Class A                               29,288     156,691
       Lincoln Educational Services Corp.                 32,420     541,414
       Lithia Motors, Inc.                                28,470     517,869
      *Live Nation Entertainment, Inc.                   221,069   2,451,655
      *LKQ Corp.                                         188,176   4,745,799
      #*LodgeNet Interactive Corp.                        18,107      63,556
       Lowe's Cos., Inc.                                 606,612  15,923,565
      *Luby's, Inc.                                       30,352     151,760
      *M/I Homes, Inc.                                    30,680     407,737
       Mac-Gray Corp.                                     16,405     277,901
       Macy's, Inc.                                      359,456   8,594,593
      *Madison Square Garden, Inc.                        75,063   2,052,973
      *Maidenform Brands, Inc.                            29,004     918,267
       Marcus Corp.                                       26,307     291,745
      *Marine Products Corp.                              45,208     334,991
      *MarineMax, Inc.                                    29,195     279,104
      #Marriott International, Inc. Class A               31,995   1,129,424
      #*Martha Stewart Living Omnimedia, Inc. Class A     34,510     128,722
       Mattel, Inc.                                      125,420   3,351,222
      #Matthews International Corp. Class A               38,681   1,552,655
      *MAXXAM, Inc.                                            6       4,125
      #*McClatchy Co. (The)                               80,403     229,953
      *McCormick & Schmick's Seafood Restaurants, Inc.    33,175     302,888
       McDonald's Corp.                                   93,700   7,337,647
       McGraw-Hill Cos., Inc.                             27,929   1,130,287
       MDC Holdings, Inc.                                 57,600   1,681,344
      *Media General, Inc. Class A                        28,031     151,087
       Men's Wearhouse, Inc. (The)                        66,398   1,851,840
      #Meredith Corp.                                     47,880   1,600,150
      *Meritage Homes Corp.                               39,574     946,214
      *Meritage Hospitality Group, Inc.                      299         822
      #*MGM Resorts International                        402,258   5,092,586
      *Midas, Inc.                                        16,418     119,359
      *Modine Manufacturing Co.                           61,802   1,100,694
      *Mohawk Industries, Inc.                            71,880   4,315,675
      *Monarch Casino & Resort, Inc.                      19,158     219,551
       Monro Muffler Brake, Inc.                          46,126   1,401,308
      *Morgans Hotel Group Co.                            19,697     170,379
      #*Morningstar, Inc.                                 17,548   1,010,765
      *Morton's Restaurant Group, Inc.                    17,514     129,604
      *Motorcar Parts of America, Inc.                    12,172     169,434
      *Movado Group, Inc.                                 23,081     385,222
      *MTR Gaming Group, Inc.                             25,288      67,013
      *Multimedia Games Holding Co., Inc.                 25,419     149,210
      *Nathan's Famous, Inc.                               7,355     126,653
       National CineMedia, Inc.                           46,842     816,924
      *Nautilus, Inc.                                     33,248     107,724
      *Navarre Corp.                                      37,760      72,499
      #*Netflix, Inc.                                     20,041   4,662,939
      *Nevada Gold & Casinos, Inc.                         1,500       2,535
      *New Frontier Media, Inc.                            8,547      15,128
      *New York & Co., Inc.                               76,043     466,904
      #*New York Times Co. Class A (The)                 193,971   1,576,984

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
                                                           Shares      Value+
                                                           ------      -----

   Consumer Discretionary -- (Continued).................
      Newell Rubbermaid, Inc............................. 158,304 $ 3,017,274
      News Corp. Class A................................. 788,576  14,052,424
      News Corp. Class B................................. 305,808   5,779,771
     *Nexstar Broadcasting Group, Inc....................  10,039      83,725
      NIKE, Inc. Class B.................................  39,267   3,232,459
     *Nobel Learning Communities, Inc....................   7,937      78,973
     *Nobility Homes, Inc................................   2,427      21,940
     #Nordstrom, Inc.....................................  35,572   1,691,449
     #Nutri/System, Inc..................................  25,212     379,188
     #*NVR, Inc..........................................   4,440   3,282,625
     *O'Charley's, Inc...................................  24,382     159,458
     *Office Depot, Inc.................................. 345,534   1,489,252
     #*OfficeMax, Inc....................................  98,666     982,713
      Omnicom Group, Inc.................................  50,961   2,506,772
     *Orange 21, Inc.....................................     465         767
     *Orbitz Worldwide, Inc..............................  92,127     294,806
     *O'Reilly Automotive, Inc...........................  90,600   5,350,836
     *Orient-Express Hotels, Ltd......................... 127,492   1,564,327
     .*Orleans Homebuilders, Inc.........................  15,031          --
      Outdoor Channel Holdings, Inc......................  31,779     227,220
     *Overstock.com, Inc.................................  22,059     306,620
      Oxford Industries, Inc.............................  22,112     759,547
     *P & F Industries, Inc. Class A.....................   1,381       5,289
     #P.F. Chang's China Bistro, Inc.....................  26,718   1,071,392
     *Pacific Sunwear of California, Inc.................  83,947     267,791
     *Panera Bread Co. Class A...........................  19,844   2,403,307
     *Papa John's International, Inc.....................  25,588     769,175
     #*Peet's Coffee & Tea, Inc..........................  16,392     761,900
     *Penn National Gaming, Inc.......................... 100,428   4,018,124
     *Penske Automotive Group, Inc....................... 117,738   2,646,750
      Pep Boys - Manny, Moe & Jack (The).................  64,972     890,116
     *Perry Ellis International, Inc.....................  17,001     479,088
     #PetMed Express, Inc................................  24,350     367,442
     *PetSmart, Inc......................................  39,873   1,681,444
      Phillips-Van Heusen Corp...........................  66,253   4,664,874
     *Pier 1 Imports, Inc................................ 139,418   1,698,111
     *Pinnacle Entertainment, Inc........................  76,630   1,063,624
     *Point.360..........................................   6,026       4,489
     *PokerTek, Inc......................................     640         938
     #*Polaris Industries, Inc...........................  23,388   2,465,797
      Polo Ralph Lauren Corp.............................  29,399   3,844,507
      Pool Corp..........................................  48,454   1,466,218
     *Premier Exhibitions, Inc...........................   6,900      12,282
     *Pre-Paid Legal Services, Inc.......................  10,813     713,117
     *Priceline.com, Inc.................................   4,200   2,297,442
      Primedia, Inc......................................  82,890     406,161
     *Princeton Review, Inc..............................  12,792       5,091
     #*Pulte Group, Inc.................................. 450,597   3,663,354
     *Q.E.P. Co., Inc....................................     670      11,048
     #*Quantum Fuel Systems Technologies Worldwide, Inc..     156         402
     *Quiksilver, Inc.................................... 190,892     830,380
     #*Radio One, Inc....................................  34,782     101,216
     #RadioShack Corp.................................... 139,916   2,212,072
     *Reading International, Inc. Class A................  14,293      69,321
     *Reading International, Inc. Class B................     300       2,025
     *Red Lion Hotels Corp...............................  21,237     185,824
     *Red Robin Gourmet Burgers, Inc.....................  20,538     558,428
     #Regal Entertainment Group..........................  68,439     943,089
      Regis Corp.........................................  74,117   1,259,989
     #Rent-A-Center, Inc.................................  84,701   2,579,145
     *Rentrak Corp.......................................  12,015     275,624

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
                                                        Shares     Value+
                                                        ------     -----

       Consumer Discretionary -- (Continued)
         *Retail Ventures, Inc........................  61,179 $1,256,005
          RG Barry Corp...............................  21,060    257,774
         *Rick's Cabaret International, Inc...........   8,631     90,367
         *Rockford Corp...............................   1,653      4,959
         *Rocky Brands, Inc...........................   7,529    114,667
          Ross Stores, Inc............................  42,111  3,103,160
         #*Royal Caribbean Cruises, Ltd............... 177,272  7,058,971
         #*Ruby Tuesday, Inc..........................  81,492    856,481
         *Ruth's Hospitality Group, Inc...............  41,928    205,866
          Ryland Group, Inc. (The)....................  56,702    981,512
         *Saga Communications, Inc....................   3,821    137,212
         #*Saks, Inc.................................. 205,671  2,459,825
          Salem Communications Corp...................  15,125     54,450
         #*Sally Beauty Holdings, Inc................. 101,280  1,497,931
          Scholastic Corp.............................  38,702  1,017,089
         *Scientific Games Corp.......................  92,524    973,352
          Scripps Networks Interactive, Inc...........  36,355  1,869,374
         *Sealy Corp..................................  86,780    229,099
         #*Sears Holdings Corp........................ 101,227  8,702,485
         *Select Comfort Corp.........................  45,800    726,846
          Service Corp. International................. 355,943  4,189,449
          Shiloh Industries, Inc......................  19,102    217,954
         *Shoe Carnival, Inc..........................  16,812    492,087
         *Shuffle Master, Inc.........................  69,309    757,547
         *Shutterfly, Inc.............................  31,472  1,937,416
         *Signet Jewelers, Ltd. ADR................... 108,896  4,764,200
         *Silverleaf Resorts, Inc.....................  11,604     28,662
          Sinclair Broadcast Group, Inc. Class A......  43,563    500,539
         #*Skechers U.S.A., Inc. Class A..............  42,553    810,635
          Skyline Corp................................  10,884    213,435
         *Smith & Wesson Holding Corp.................  76,231    275,194
          Snap-On, Inc................................  70,149  4,333,104
          Sonesta International Hotels Corp. Class A..   1,295     25,065
         #Sonic Automotive, Inc.......................  56,087    790,827
         *Sonic Corp..................................  43,011    482,583
          Sotheby's Class A...........................  78,000  3,940,560
         *Spanish Broadcasting System, Inc............  12,739      9,809
          Spartan Motors, Inc.........................  42,734    288,882
         *Spectrum Group International, Inc...........     940      2,585
          Speedway Motorsports, Inc...................  53,431    832,455
         *Sport Chalet, Inc. Class A..................   9,608     17,583
         *Sport Chalet, Inc. Class B..................     525      1,208
          Stage Stores, Inc...........................  47,969    923,883
          Standard Motor Products, Inc................  28,631    407,992
         #*Standard Pacific Corp...................... 166,080    641,069
          Stanley Black & Decker, Inc.................  66,752  4,849,533
         *Stanley Furniture, Inc......................  13,267     74,826
          Staples, Inc................................ 111,646  2,360,196
          Starbucks Corp..............................  67,563  2,445,105
          Starwood Hotels & Resorts Worldwide, Inc....  25,884  1,541,910
          Stein Mart, Inc.............................  53,661    583,832
         *Steiner Leisure, Ltd........................  18,878    916,338
         *Steinway Musical Instruments, Inc...........  14,439    360,975
         *Steven Madden, Ltd..........................  34,323  1,824,267
          Stewart Enterprises, Inc.................... 114,611    929,495
         *Stoneridge, Inc.............................  32,769    501,366
          Strattec Security Corp......................   4,792    137,578
         #Strayer Education, Inc......................   4,100    507,908
          Sturm Ruger & Co., Inc......................  23,827    566,606
          Superior Industries International, Inc......  35,475    896,453
         *Syms Corp...................................   7,133     56,636

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
                                                      Shares      Value+
                                                      ------      -----

        Consumer Discretionary -- (Continued).......
          *Systemax, Inc............................  44,613 $   577,738
          *Talbots, Inc.............................     391       2,104
          *Tandy Brands Accessories, Inc............   5,800      14,616
           Tandy Leather Factory, Inc...............   7,929      37,028
           Target Corp.............................. 145,465   7,142,332
          *Tempur-Pedic International, Inc..........  37,243   2,338,116
          *Tenneco, Inc.............................  37,500   1,732,875
           Texas Roadhouse, Inc.....................  93,769   1,525,622
           Thor Industries, Inc.....................  67,900   2,105,579
           Tiffany & Co.............................  42,344   2,940,367
          *Timberland Co. Class A...................  53,490   2,417,213
           Time Warner Cable, Inc................... 155,835  12,175,389
           Time Warner, Inc......................... 505,637  19,143,417
           TJX Cos., Inc. (The).....................  36,341   1,948,604
          *Toll Brothers, Inc....................... 217,924   4,578,583
          *Town Sports International Holdings, Inc..  26,956     193,005
           Tractor Supply Co........................  61,800   3,823,566
          *Trans World Entertainment Corp...........   1,798       3,003
          *True Religion Apparel, Inc...............  23,400     707,148
          *TRW Automotive Holdings Corp............. 134,566   7,678,336
          #*Tuesday Morning Corp....................  75,510     377,550
           Tupperware Corp..........................  28,324   1,803,389
          *Ulta Salon Cosmetics & Fragrance, Inc....  53,376   2,839,069
          *Under Armour, Inc. Class A...............  27,700   1,896,342
          *Unifi, Inc...............................  25,127     410,073
          *Universal Electronics, Inc...............  17,253     477,736
           Universal Technical Institute, Inc.......  26,729     482,993
          *Urban Outfitters, Inc....................  31,700     997,282
          *US Auto Parts Network, Inc...............  35,617     276,388
          #V.F. Corp................................  65,930   6,629,921
          *Vail Resorts, Inc........................  47,601   2,331,973
          *Valassis Communications, Inc.............  52,200   1,504,926
           Value Line, Inc..........................   4,070      56,939
          *Valuevision Media, Inc. Class A..........  38,061     242,829
          #Viacom, Inc. Class A.....................  12,135     705,529
           Viacom, Inc. Class B..................... 138,600   7,090,776
          *Vitamin Shoppe, Inc......................   6,952     271,267
           Volcom, Inc..............................  30,817     608,019
          *WABCO Holdings, Inc......................  53,895   3,980,146
          *Walking Co. Holdings, Inc. (The).........   4,714      14,566
           Walt Disney Co. (The).................... 796,924  34,347,424
          *Warnaco Group, Inc.......................  56,350   3,626,686
          *Warner Music Group Corp..................  58,066     433,753
          #Washington Post Co. Class B..............   7,417   3,233,070
           Weight Watchers International, Inc.......  40,022   3,111,710
          *Wells-Gardner Electronics Corp...........   4,382       8,720
           Wendy's/Arby's Group, Inc. Class A....... 544,744   2,625,666
          *West Marine, Inc.........................  27,084     294,674
          #*Westwood One, Inc.......................   4,780      33,317
          *Wet Seal, Inc. (The)..................... 128,764     566,562
           Weyco Group, Inc.........................  12,361     299,754
          #Whirlpool Corp...........................  62,199   5,360,310
           Wiley (John) & Sons, Inc. Class A........  49,681   2,530,253
          #Wiley (John) & Sons, Inc. Class B........   7,467     386,044
           Williams Controls, Inc...................   6,849      85,407
          *Williams-Sonoma, Inc..................... 117,330   5,093,295
           Winmark Corp.............................   3,213     134,014
          #*Winnebago Industries, Inc...............  33,527     415,064
          #*WMS Industries, Inc.....................  29,329     961,991
           Wolverine World Wide, Inc................  45,728   1,814,487
          #World Wrestling Entertainment, Inc.......  28,791     302,593

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
                                                   Shares       Value+
                                                   ------       -----

         Consumer Discretionary -- (Continued)...
            Wyndham Worldwide Corp............... 183,114 $  6,337,576
            Wynn Resorts, Ltd....................  22,900    3,369,735
            Yum! Brands, Inc.....................  41,894    2,247,194
           *Zale Corp............................  27,827      102,403
           #*Zumiez, Inc.........................  49,911    1,402,998
                                                          ------------
         Total Consumer Discretionary............          866,128,860
                                                          ------------

         Consumer Staples -- (5.7%)..............
           *Alberto-Culver Co.................... 102,312    3,820,330
            Alico, Inc...........................   8,371      215,888
           *Alliance One International, Inc...... 114,124      455,355
            Altria Group, Inc.................... 380,680   10,217,451
            Andersons, Inc. (The)................  23,534    1,168,463
            Archer-Daniels-Midland Co............ 279,374   10,342,425
            Arden Group, Inc. Class A............   2,289      189,506
            Avon Products, Inc...................  35,572    1,045,105
            B&G Foods, Inc.......................  63,415    1,146,543
           *BJ's Wholesale Club, Inc.............  58,984    3,027,059
           *Boston Beer Co., Inc. Class A........  15,750    1,484,595
            Bridgford Foods Corp.................   7,329       75,049
            Brown-Forman Corp. Class A...........  12,222      861,162
           #Brown-Forman Corp. Class B...........  16,040    1,152,634
            Bunge, Ltd........................... 120,396    9,082,674
           *Cagle's, Inc. Class A................   4,588       28,033
           #Calavo Growers, Inc..................  19,006      399,126
           #Cal-Maine Foods, Inc.................  26,545      766,885
           #Campbell Soup Co.....................  37,516    1,260,162
            Casey's General Stores, Inc..........  62,132    2,425,012
            CCA Industries, Inc..................   5,962       34,878
           #*Central European Distribution Corp..  86,014    1,016,685
           *Central Garden & Pet Co..............  26,310      257,049
           *Central Garden & Pet Co. Class A.....  60,553      606,741
           *Chiquita Brands International, Inc...  92,071    1,465,770
           *Church & Dwight Co., Inc.............  45,102    3,720,013
           #Clorox Co............................  17,491    1,218,423
            Coca-Cola Bottling Co................   9,080      639,686
            Coca-Cola Co. (The).................. 182,289   12,297,216
            Coca-Cola Enterprises, Inc........... 125,001    3,551,278
            Coffee Holding Co., Inc..............   5,400       28,512
            Colgate-Palmolive Co.................  36,006    3,037,106
            ConAgra, Inc......................... 240,999    5,892,426
           *Constellation Brands, Inc. Class A... 156,717    3,508,894
           *Constellation Brands, Inc. Class B...   6,095      137,077
            Corn Products International, Inc.....  98,530    5,429,003
            Costco Wholesale Corp................  94,939    7,682,464
           *Craft Brewers Alliance, Inc..........  21,881      201,524
           *Crystal Rock Holdings, Inc...........     200          164
            CVS Caremark Corp.................... 602,186   21,823,221
           *Darling International, Inc........... 109,218    1,766,055
           *Dean Foods Co........................  75,940      849,769
           #Diamond Foods, Inc...................  28,480    1,868,288
           #*Dole Food Co., Inc..................  87,280    1,205,337
            Dr. Pepper Snapple Group, Inc........ 149,063    5,843,270
           *Elizabeth Arden, Inc.................  40,356    1,213,101
           *Energizer Holdings, Inc..............  44,428    3,355,647
            Estee Lauder Cos., Inc...............  18,898    1,833,106
            Farmer Brothers Co...................  19,284      231,987
           #Flowers Foods, Inc...................  80,402    2,457,085
            Fresh Del Monte Produce, Inc.........  79,093    2,144,211
            General Mills, Inc................... 108,088    4,170,035
            Golden Enterprises, Inc..............   9,474       31,264

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                                                      Shares      Value+
                                                      ------      -----

       Consumer Staples -- (Continued)..............
         #*Green Mountain Coffee, Inc...............  28,702 $ 1,921,886
          Griffin Land & Nurseries, Inc. Class A....   5,954     159,448
          H.J. Heinz Co.............................  26,373   1,351,089
         *Hain Celestial Group, Inc.................  54,821   1,864,462
         *Hansen Natural Corp.......................  18,900   1,250,235
         *Harbinger Group, Inc......................   9,360      56,815
         *Heckmann Corp.............................  83,665     527,090
          Herbalife, Ltd............................  22,081   1,982,432
          Hershey Co. (The).........................  16,300     940,673
         #Hormel Foods Corp......................... 128,798   3,787,949
        .#*HQ Sustainable Maritime Industries, Inc.   14,730      40,949
         *IGI Labratories, Inc......................     647         835
          Imperial Sugar Co.........................  15,237     208,442
          Ingles Markets, Inc.......................  16,760     318,608
          Inter Parfums, Inc........................  38,714     736,727
          J & J Snack Foods Corp....................  24,087   1,224,101
          J.M. Smucker Co........................... 102,584   7,700,981
         *John B. Sanfilippo & Son, Inc.............   6,816      74,976
         *Katy Industries, Inc......................     600         120
          Kellogg Co................................  30,401   1,741,065
          Kimberly-Clark Corp.......................  30,729   2,029,958
          Kraft Foods, Inc. Class A................. 758,296  25,463,580
          Kroger Co. (The).......................... 130,294   3,167,447
         #Lancaster Colony Corp.....................  29,263   1,788,262
         #*Lifeway Foods, Inc.......................   8,037      77,075
          Lorillard, Inc............................  16,524   1,759,806
         *Mannatech, Inc............................  20,002      33,403
          McCormick & Co., Inc. Non-Voting..........  12,251     601,769
         *McCormick & Co., Inc. Voting..............   2,659     130,264
          Mead Johnson Nutrition Co.................  24,949   1,668,589
         #*Medifast, Inc............................  15,665     309,384
          MGP Ingredients, Inc......................  20,250     176,783
          Molson Coors Brewing Co. Class A..........     903      44,288
          Molson Coors Brewing Co. Class B.......... 139,725   6,811,594
          Nash-Finch Co.............................  15,739     585,806
          National Beverage Corp....................  51,872     722,058
         *Natural Alternatives International, Inc...   7,028      31,907
         *Nature's Sunshine Products, Inc...........     400       3,568
          Nu Skin Enterprises, Inc. Class A.........  62,985   2,021,189
         *Nutraceutical International Corp..........  11,831     187,640
          Oil-Dri Corp. of America..................  10,212     225,583
         *Omega Protein Corp........................  19,528     251,521
          Orchids Paper Products Co.................   5,213      61,044
         *Overhill Farms, Inc.......................  20,281     124,931
         *Pantry, Inc...............................  28,529     441,629
         *Parlux Fragrances, Inc....................  34,912     116,606
          PepsiCo, Inc.............................. 187,890  12,943,742
          Philip Morris International, Inc.......... 147,289  10,227,748
         *Physicians Formula Holdings, Inc..........  15,444      81,853
         #*Pilgrim's Pride Corp..................... 135,430     796,328
         *Prestige Brands Holdings, Inc.............  65,694     758,766
          PriceSmart, Inc...........................  37,651   1,567,788
          Procter & Gamble Co. (The)................ 602,031  39,071,812
         *Ralcorp Holdings, Inc.....................  67,786   5,273,751
         *Reddy Ice Holdings, Inc...................  18,399      59,613
          Reliv' International, Inc.................   8,132      15,695
         #*Revlon, Inc..............................  43,675     752,084
          Reynolds American, Inc....................  85,900   3,187,749
         #*Rite Aid Corp............................  43,450      48,230
          Rocky Mountain Chocolate Factory, Inc.....  12,858     135,780
          Ruddick Corp..............................  62,486   2,594,419

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
                                                    Shares       Value+
                                                    ------       -----

         Consumer Staples -- (Continued)..........
           #Safeway, Inc.......................... 240,783 $  5,853,435
           #Sanderson Farms, Inc..................  28,252    1,344,795
            Sara Lee Corp......................... 178,450    3,426,240
            Schiff Nutrition International, Inc...  26,712      265,784
           *Seneca Foods Corp.....................  10,521      294,167
           *Seneca Foods Corp. Class B............   1,999       55,902
           *Smart Balance, Inc....................  95,362      455,830
           *Smithfield Foods, Inc................. 217,773    5,130,732
            Snyders-Lance, Inc....................  40,808      805,958
            Spartan Stores, Inc...................  28,563      445,868
           *Spectrum Brands Holdings, Inc.........  56,701    1,842,782
           #*Star Scientific, Inc.................  11,310       45,353
           #SUPERVALU, Inc........................ 269,632    3,036,056
           *Susser Holdings Corp..................  22,076      304,428
           #Sysco Corp............................  60,152    1,738,994
            Tasty Baking Co.......................  16,597       66,139
           *Tofutti Brands, Inc...................   1,645        3,997
           #Tootsie Roll Industries, Inc..........  49,195    1,458,140
           #*TreeHouse Foods, Inc.................  46,164    2,800,770
            Tyson Foods, Inc. Class A............. 241,333    4,802,527
           *United Natural Foods, Inc.............  61,703    2,634,101
            United-Guardian, Inc..................   4,544       64,707
            Universal Corp........................  30,871    1,339,184
           *USANA Health Sciences, Inc............  15,574      580,910
           #Vector Group, Ltd.....................  34,302      629,785
            Village Super Market, Inc.............   9,313      251,824
            Walgreen Co........................... 203,270    8,683,694
            Wal-Mart Stores, Inc.................. 470,085   25,845,273
            WD-40 Co..............................  19,760      820,040
            Weis Markets, Inc.....................  34,644    1,429,758
            Whole Foods Market, Inc...............  80,966    5,081,426
           *Winn-Dixie Stores, Inc................  66,206      469,401
                                                           ------------
         Total Consumer Staples...................          382,928,667
                                                           ------------

         Energy -- (11.1%)........................
           #*Abraxas Petroleum Corp...............  37,774      191,892
            Adams Resources & Energy, Inc.........   5,685      167,253
            Alon USA Energy, Inc..................  55,783      767,016
           #*Alpha Natural Resources, Inc.........  73,269    4,262,058
            Anadarko Petroleum Corp............... 221,015   17,446,924
            Apache Corp........................... 161,279   21,509,780
           *Approach Resources, Inc...............  28,690      844,634
            Arch Coal, Inc........................ 126,752    4,347,594
           #*ATP Oil & Gas Corp...................  60,900    1,082,802
           *Atwood Oceanics, Inc..................  65,509    2,943,319
            Baker Hughes, Inc..................... 143,307   11,093,395
           *Barnwell Industries, Inc..............  10,714       74,034
           *Basic Energy Services, Inc............  51,962    1,597,312
            Berry Petroleum Corp. Class A.........  63,525    3,375,083
           *Bill Barrett Corp.....................  60,830    2,538,436
           *BioFuel Energy Corp...................  11,712        8,550
           *Bolt Technology Corp..................   8,949      131,013
           #*BPZ Resources, Inc................... 144,483      687,739
           *Brigham Exploration Co................  45,794    1,535,473
           *Bristow Group, Inc....................  46,721    2,167,854
           *Bronco Drilling Co., Inc..............  36,200      397,476
            Cabot Oil & Gas Corp..................  59,436    3,345,058
           *Cal Dive International, Inc........... 123,189      968,266
           *Callon Petroleum Co...................  21,334      146,138
           *Cameron International Corp............ 128,449    6,771,831
           #*Cano Petroleum, Inc..................  17,000        9,180
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                                                    Shares      Value+
                                                    ------      -----

          Energy -- (Continued)...................
            #CARBO Ceramics, Inc..................  25,700 $ 4,136,158
            *Carrizo Oil & Gas, Inc...............  39,182   1,561,011
            #*Cheniere Energy, Inc................  46,547     422,647
             Chesapeake Energy Corp............... 283,769   9,554,502
             Chevron Corp......................... 870,961  95,317,972
             Cimarex Energy Co....................  57,700   6,381,043
            *Clayton Williams Energy, Inc.........  15,623   1,414,975
            *Cloud Peak Energy, Inc...............  26,398     549,606
            *Cobalt International Energy, Inc.....  28,879     404,306
            *Complete Production Services, Inc....  92,645   3,144,371
            #*Comstock Resources, Inc.............  60,099   1,926,774
            *Concho Resources, Inc................  55,935   5,976,655
             ConocoPhillips....................... 621,821  49,080,332
             Consol Energy, Inc...................  24,715   1,336,834
            *Contango Oil & Gas Co................  19,417   1,202,301
            #*Continental Resources, Inc..........  10,807     742,225
            *CREDO Petroleum Corp.................  13,101     151,448
            *Crimson Exploration, Inc.............  37,055     150,073
             Crosstex Energy, Inc.................  90,682     956,695
            *CVR Energy, Inc...................... 111,087   2,469,464
            *Dawson Geophysical Co................  10,055     448,453
             Delek US Holdings, Inc...............  56,001     752,093
            *Delta Petroleum Corp.................  41,116      34,418
            *Denbury Resources, Inc............... 343,344   7,749,274
             Devon Energy Corp.................... 179,429  16,328,039
             DHT Holdings, Inc....................  58,626     253,851
            #Diamond Offshore Drilling, Inc.......  50,280   3,814,744
            *Double Eagle Petroleum Co............  12,728     129,571
            *Dresser-Rand Group, Inc..............  58,960   3,097,758
            *Dril-Quip, Inc.......................  23,500   1,799,160
             El Paso Corp......................... 146,757   2,848,553
            #*Endeavour International Corp........  44,588     646,526
            *Energy Partners, Ltd.................  52,387     953,967
            *ENGlobal Corp........................  28,950     118,116
            #EOG Resources, Inc................... 112,937  12,751,717
            #*Evergreen Energy, Inc...............     459       1,189
            *Evolution Petroleum Corp.............  29,054     230,398
             EXCO Resources, Inc..................  85,501   1,791,246
            *Exterran Holdings, Inc...............  82,514   1,791,379
             Exxon Mobil Corp..................... 865,623  76,174,824
            *FieldPoint Petroleum Corp............   6,798      24,677
            *FMC Technologies, Inc................  46,376   2,155,556
            *Forest Oil Corp......................  71,880   2,581,211
             Frontier Oil Corp.................... 140,200   3,917,188
            *FX Energy, Inc.......................  41,514     340,830
            #*Gasco Energy, Inc...................   7,108       2,914
            *General Maritime Corp................  56,000     119,840
            *Geokinetics, Inc.....................  18,732     178,891
            *GeoMet, Inc..........................   1,692       2,453
            *GeoPetro Resources Co................   1,500         960
            *GeoResources, Inc....................  25,026     726,255
            *Global Industries, Ltd............... 149,927   1,478,280
            *GMX Resources, Inc...................  57,481     337,988
            #*Goodrich Petroleum Corp.............  43,745     982,950
            *Gran Tierra Energy, Inc.............. 104,585     776,021
            #*Green Plains Renewable Energy, Inc..  45,476     569,360
             Gulf Island Fabrication, Inc.........  18,280     646,015
            *Gulfmark Offshore, Inc...............  34,367   1,463,003
            *Gulfport Energy Corp.................  51,478   1,752,311
             Halliburton Co....................... 115,429   5,826,856
            *Harvest Natural Resources, Inc.......  65,844     909,964

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
                                                   Shares      Value+
                                                   ------      -----

          Energy -- (Continued)..................
            *Helix Energy Solutions Group, Inc... 137,267 $ 2,598,464
             Helmerich & Payne, Inc..............  78,835   5,229,914
            *Hercules Offshore, Inc.............. 145,579     913,508
             Hess Corp........................... 147,450  12,674,802
            *HKN, Inc............................  10,051      31,058
             Holly Corp..........................  58,984   3,415,174
            #*Hornbeck Offshore Services, Inc....  34,700   1,014,281
            #Houston American Energy Corp........  14,937     274,691
            *International Coal Group, Inc....... 252,082   2,780,464
            #*ION Geophysical Corp............... 143,016   1,807,722
            #*James River Coal Co................  36,496     851,087
            *Key Energy Services, Inc............ 174,951   3,184,108
            *Kodiak Oil & Gas Corp...............   7,700      54,054
            #*L&L Energy, Inc....................  39,600     275,220
            #*Lucas Energy, Inc..................  16,243      52,302
             Lufkin Industries, Inc..............  35,780   3,303,567
            #*Magnum Hunter Resources Corp.......   1,600      13,056
             Marathon Oil Corp................... 312,619  16,893,931
            #Massey Energy Co....................  93,060   6,350,414
            *Matrix Service Co...................  32,096     464,108
            *McMoran Exploration Co..............  66,269   1,213,385
            #*Mexco Energy Corp..................   2,359      27,129
            *Mitcham Industries, Inc.............  11,766     188,021
             Murphy Oil Corp.....................  79,859   6,187,475
            *Nabors Industries, Ltd.............. 247,895   7,595,503
             National-Oilwell, Inc............... 183,838  14,098,536
            *Natural Gas Services Group, Inc.....  15,272     275,354
            *New Concept Energy, Inc.............     318         954
            *Newfield Exploration Co.............  82,068   5,810,414
            *Newpark Resources, Inc.............. 112,399   1,014,963
             Noble Energy, Inc...................  75,760   7,293,415
            *Northern Oil & Gas, Inc.............      59       1,402
             Occidental Petroleum Corp........... 173,068  19,779,942
            *Oceaneering International, Inc......  29,354   2,566,127
            *Oil States International, Inc.......  64,332   5,340,199
            #Overseas Shipholding Group, Inc.....  35,977   1,002,319
            *OYO Geospace Corp...................   7,597     708,648
            #*Pacific Ethanol, Inc...............   6,947       3,265
             Panhandle Oil & Gas, Inc............  11,937     361,214
            *Parker Drilling Co.................. 155,474   1,108,530
            *Patriot Coal Corp................... 109,249   2,750,890
            #Patterson-UTI Energy, Inc........... 198,487   6,174,931
             Peabody Energy Corp.................  34,175   2,283,574
             Penn Virginia Corp..................  56,852     878,932
            #*Petrohawk Energy Corp.............. 134,721   3,638,814
            *Petroleum Development Corp..........  30,357   1,208,816
            #*PetroQuest Energy, Inc.............  82,070     718,933
            *PHI, Inc. Non-Voting................  15,449     345,749
            *PHI, Inc. Voting....................   2,175      47,524
            *Pioneer Drilling Co.................  71,186   1,103,383
             Pioneer Natural Resources Co........  92,820   9,488,989
            *Plains Exploration & Production Co.. 124,881   4,750,473
            *PostRock Energy Corp................   1,400      11,242
            *Pride International, Inc............ 152,064   6,677,130
            #*Pyramid Oil Co.....................   3,900      23,517
             QEP Resources, Inc..................  83,709   3,576,886
            *Quicksilver Resources, Inc.......... 146,783   2,179,728
             Range Resources Corp................  97,891   5,525,947
            #*Rentech, Inc.......................  12,501      13,876
            *REX American Resources Corp.........  19,000     328,320
            #*Rex Energy Corp....................  55,903     717,235

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
                                                       Shares       Value+
                                                       ------       -----

      Energy -- (Continued)..........................
        *Rosetta Resources, Inc......................  63,914 $  2,935,570
        *Rowan Cos., Inc............................. 141,858    5,915,479
        #*Royale Energy, Inc.........................   3,300       14,916
        #RPC, Inc.................................... 173,379    4,689,902
        *SandRidge Energy, Inc....................... 357,592    4,419,837
         Schlumberger, Ltd........................... 177,195   15,903,251
         SEACOR Holdings, Inc........................  27,900    2,757,357
        #*Seahawk Drilling, Inc......................   7,978       58,638
        *SemGroup Corp. Class A......................   7,721      216,574
         Ship Finance International, Ltd............. 109,557    2,190,044
         SM Energy Co................................  78,561    5,959,637
         Southern Union Co...........................  67,972    2,032,363
        *Southwestern Energy Co......................  38,204    1,675,627
         Spectra Energy Corp.........................  74,468    2,162,551
        *Stone Energy Corp...........................  59,760    2,113,114
        #*SulphCo, Inc...............................  17,526        1,612
         Sunoco, Inc................................. 106,828    4,557,282
        *Superior Energy Services, Inc...............  98,280    3,775,918
        *Swift Energy Corp...........................  51,496    2,018,128
        *Syntroleum Corp.............................   5,483       11,240
         Teekay Corp.................................  95,637    3,250,702
        *Tesoro Petroleum Corp....................... 188,792    5,120,039
        *Tetra Technologies, Inc.....................  95,365    1,408,541
        *TGC Industries, Inc.........................  20,174      166,032
         Tidewater, Inc..............................  68,727    4,089,944
        *Toreador Resources Corp.....................  22,105      179,272
        *Ultra Petroleum Corp........................  33,400    1,696,386
        *Union Drilling, Inc.........................  32,049      434,584
        *Unit Corp...................................  62,266    3,924,003
        #*Uranium Energy Corp........................  16,747       58,280
        #*Uranium Resources, Inc.....................   4,436        8,074
        *USEC, Inc................................... 148,292      679,177
        *VAALCO Energy, Inc..........................  73,522      512,448
         Valero Energy Corp.......................... 366,678   10,376,987
        *Venoco, Inc.................................  48,628      903,995
        *Verenium Corp...............................     600        1,758
        *Voyager Oil & Gas, Inc......................   3,728       15,881
        #W&T Offshore, Inc...........................  88,900    2,383,409
        *Warren Resources, Inc.......................  91,659      415,215
        *Weatherford International, Ltd.............. 312,880    6,751,950
        #*Western Refining, Inc...................... 112,979    1,916,124
        *Westmoreland Coal Co........................   9,438      176,679
        *Whiting Petroleum Corp......................  96,330    6,694,935
        *Willbros Group, Inc.........................  63,925      687,194
         Williams Cos., Inc. (The)...................  67,044    2,223,849
        #World Fuel Services Corp....................  70,606    2,794,585
                                                              ------------
      Total Energy...................................          741,280,993
                                                              ------------

      Financials -- (16.8%)..........................
        *1st Constitution Bancorp....................   2,900       23,954
         1st Source Corp.............................  31,255      663,231
        *1st United Bancorp, Inc.....................  20,477      142,725
         21st Century Holding Co.....................   6,646       19,606
         Abington Bancorp, Inc.......................  31,001      375,732
         Access National Corp........................  10,333       80,494
         Advance America Cash Advance Centers, Inc...  79,117      465,208
        *Affiliated Managers Group, Inc..............  44,991    4,907,618
        *Affirmative Insurance Holdings, Inc.........  13,405       33,110
         Aflac, Inc.................................. 102,230    5,744,304
        *Allegheny Corp..............................  11,294    3,715,877
         Alliance Bancorp, Inc. of Pennsylvania......   4,818       53,721

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
                                                         Shares      Value+
                                                         ------      -----

     Financials -- (Continued).......................
        Alliance Financial Corp......................     5,887 $   189,797
       *Allied World Assurance Co. Holdings, Ltd.....    62,835   4,082,390
        Allstate Corp. (The).........................   227,980   7,714,843
        Alterra Capital Holdings, Ltd................    81,081   1,782,160
       *Altisource Portfolio Solutions SA............    19,775     642,292
       *Amcore Financial, Inc........................    19,028          27
        Ameriana Bancorp.............................       898       4,283
       *American Capital, Ltd........................   450,547   4,627,118
        American Equity Investment Life Holding Co...    76,128     979,006
        American Express Co..........................   144,663   7,100,060
        American Financial Group, Inc................   152,581   5,457,822
       *American Independence Corp...................     5,200      27,144
       #*American International Group, Inc...........    51,193   1,594,662
        American National Bankshares, Inc............     8,008     185,305
        American National Insurance Co...............    32,156   2,543,540
       *American River Bankshares....................     6,472      40,450
       *American Safety Insurance Holdings, Ltd......    13,213     269,017
       *American Spectrum Realty, Inc................     1,280      22,368
       *AmericanWest Bancorp.........................    14,200         398
        Ameriprise Financial, Inc....................   108,572   6,737,978
       *Ameris Bancorp...............................    30,069     298,886
       *AMERISAFE, Inc...............................    23,319     520,713
       *AmeriServe Financial, Inc....................    17,045      40,908
        AmTrust Financial Services, Inc..............    68,454   1,321,162
       #*Anchor Bancorp Wisconsin, Inc...............     8,394       6,966
       *Ante5, Inc...................................     3,728       4,101
        AON Corp.....................................   104,303   5,441,488
       *Arch Capital Group, Ltd......................    46,471   4,832,984
        Argo Group International Holdings, Ltd.......    41,471   1,302,604
       #Arrow Financial Corp.........................    14,120     350,882
        Aspen Insurance Holdings, Ltd................   101,652   2,904,198
       *Asset Acceptance Capital Corp................    33,523     190,411
        Associated Banc-Corp.........................   228,366   3,334,144
        Assurant, Inc.                                   96,136   3,816,599
        Assured Guaranty, Ltd........................   202,069   3,435,173
        Asta Funding, Inc............................    15,198     123,256
       #Astoria Financial Corp.......................   122,688   1,775,295
        Atlantic American Corp.......................    11,687      23,841
       *Atlantic Coast Financial Corp................     1,559      15,216
        Auburn National Bancorporation, Inc..........     1,805      35,595
       *Avatar Holdings, Inc.........................    14,941     268,938
        Axis Capital Holdings, Ltd...................   113,861   4,026,125
       *B of I Holding, Inc..........................    11,811     198,425
        Baldwin & Lyons, Inc.........................     2,126      45,762
        Baldwin & Lyons, Inc. Class B................    12,904     297,953
        BancFirst Corp.                                  30,274   1,219,134
        Bancorp of New Jersey, Inc...................       200       1,935
        Bancorp Rhode Island, Inc....................     6,112     271,128
       *Bancorp, Inc.                                    34,748     340,183
       #BancorpSouth, Inc............................   100,590   1,362,995
       *BancTrust Financial Group, Inc...............    13,543      33,858
        Bank Mutual Corp.............................    61,436     251,273
        Bank of America Corp......................... 4,072,969  50,016,059
        Bank of Commerce Holdings....................     5,759      24,994
       *Bank of Granite Corp.........................     3,587       3,515
       #Bank of Hawaii Corp..........................    51,479   2,511,660
        Bank of Kentucky Financial Corp..............     3,861      90,077
        Bank of New York Mellon Corp. (The)..........   547,488  15,855,252
       *Bank of the Carolinas Corp...................       100         215
        Bank of the Ozarks, Inc......................    21,669     964,921
       #*BankAtlantic Bancorp, Inc...................    14,874      13,525

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
                                                      Shares      Value+
                                                      ------      -----

       Financials -- (Continued)
          BankFinancial Corp.                         25,976 $   237,421
          Banner Corp.                                68,123     187,338
          Bar Harbor Bankshares                        5,080     148,438
          BB&T Corp.                                 301,039   8,103,970
          BCB Bancorp, Inc.                            9,541     104,951
         *BCSB Bancorp, Inc.                           1,100      14,289
          Beacon Federal Bancorp, Inc.                 4,805      67,943
         *Beneficial Mutual Bancorp, Inc.             85,921     741,498
         *Berkshire Bancorp, Inc.                      3,850      21,637
         *Berkshire Hathaway, Inc.                    75,624   6,299,479
          Berkshire Hills Bancorp, Inc.               21,769     485,449
         #BGC Partners, Inc. Class A                  29,803     287,599
         *BlackRock, Inc.                             39,846   7,807,425
         *BNCCORP, Inc.                                1,190       3,677
         *BOK Financial Corp.                         61,687   3,317,527
          Boston Private Financial Holdings, Inc.     99,275     693,932
          Bridge Bancorp, Inc.                         5,212     111,537
         *Bridge Capital Holdings                      7,841      80,605
          Brookline Bancorp, Inc.                     76,800     708,096
          Brooklyn Federal Bancorp, Inc.               7,873       4,330
         *Brown & Brown, Inc.                        153,482   3,967,510
         *Brunswick Bancorp                              120       1,020
          Bryn Mawr Bank Corp.                        13,749     277,042
          C&F Financial Corp.                          2,155      45,255
          Calamos Asset Management, Inc.              24,925     405,530
          California First National Bancorp            7,943     120,654
         *Camco Financial Corp.                        4,832       8,408
          Camden National Corp.                        9,405     324,943
         *Cape Bancorp, Inc.                           4,314      43,873
         *Capital Bank Corp.                          10,796      45,883
          Capital City Bank Group, Inc.               21,396     239,635
          Capital One Financial Corp.                199,743  10,931,934
          Capital Properties, Inc.                       700       8,141
         .Capital Properties, Inc. Class B..........     700          --
          Capital Southwest Corp.                      4,830     464,839
          CapitalSource, Inc.                        416,514   2,782,314
         *Capitol Federal Financial, Inc.            130,325   1,475,279
          Cardinal Financial Corp.                    36,232     407,248
         *Carolina Bank Holdings, Inc.                 1,200       4,200
          Carrollton Bancorp                           1,139       5,148
         #Carver Bancorp, Inc.                         1,427         856
         *Cascade Financial Corp.                      1,779         747
          Cash America International, Inc.            34,110   1,618,520
          Cathay General Bancorp                      98,146   1,673,389
         *CB Richard Ellis Group, Inc.                48,551   1,296,797
          Center Bancorp, Inc.                        19,147     183,045
         *Center Financial Corp.                      50,435     367,671
          CenterState Banks of Florida, Inc.          31,515     196,023
          Central Bancorp, Inc.                          536      10,238
         #*Central Pacific Financial Corp.             1,220      18,398
         #*Central Virginia Bankshares, Inc.           1,428       1,685
         #*Centrue Financial Corp.                     4,239       2,925
          Century Bancorp, Inc. Class A                3,911     107,865
          CFS Bancorp, Inc.                            2,552      13,832
         #Charles Schwab Corp. (The)                 105,901   1,939,047
          Charter Financial Corp.                      3,253      35,132
          Chemical Financial Corp.                    29,988     603,658
         *Chicopee Bancorp, Inc.                       7,105     100,962
         #Chubb Corp.                                143,004   9,322,431
         #Cincinnati Financial Corp.                 142,255   4,506,638
         *CIT Group, Inc.                            161,949   6,876,355

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
                                                     Shares      Value+
                                                     ------      -----

        Financials -- (Continued)
          *Citigroup, Inc.                        6,270,597 $28,782,040
          *Citizens Community Bancorp, Inc.           5,740      30,566
           Citizens Holding Co.                       2,153      43,814
          #*Citizens Republic Bancorp, Inc.           6,959       6,388
           Citizens South Banking Corp.               7,143      33,929
          #*Citizens, Inc.                           61,123     455,366
          #City Holding Co.                          22,386     763,363
          *City National Corp.                       67,065   3,830,082
           CKX Lands, Inc.                            1,917      26,397
           Clifton Savings Bancorp, Inc.             32,801     375,899
           CME Group, Inc.                           29,433   8,705,398
           CNA Financial Corp.                      225,496   6,999,396
          *CNA Surety Corp.                          88,303   2,339,146
           CNB Financial Corp.                        7,411     102,791
          *CNO Financial Group, Inc.                327,021   2,635,789
           CoBiz Financial, Inc.                     45,346     307,899
           Codorus Valley Bancorp, Inc.               2,710      29,512
          #Cohen & Steers, Inc.                      29,949     942,196
          *Colonial Financial Services, Inc.          2,437      30,463
          *Colony Bankcorp, Inc.                      3,512      14,364
           Columbia Banking System, Inc.             45,345     855,207
           Comerica, Inc.                           154,592   5,863,675
           Commerce Bancshares, Inc.                104,743   4,457,862
           Commercial National Financial Corp.        2,196      43,349
          *Commonwealth Bankshares, Inc.              2,929       1,725
          #Community Bank System, Inc.               66,479   1,663,305
          *Community Capital Corp.                    2,523       7,947
           Community Trust Bancorp, Inc.             18,991     537,445
          *Community West Bancshares                  3,113      13,448
          *CompuCredit Holdings Corp.                58,742     250,241
           Consolidated-Tokoma Land Co.               6,701     207,262
          *Consumer Portfolio Services, Inc.         12,586      13,845
          *Cowen Group, Inc.                         61,642     256,431
           Crawford & Co. Class A                    35,736     118,286
           Crawford & Co. Class B                    28,492     132,488
          *Credit Acceptance Corp.                   35,079   2,837,891
          *Crescent Financial Corp.                   7,000      28,560
           Cullen Frost Bankers, Inc.                76,081   4,507,038
           CVB Financial Corp.                      103,114   1,004,330
           Danvers Bancorp, Inc.                     26,170     590,134
          #Delphi Financial Group, Inc. Class A      59,885   1,913,326
           Diamond Hill Investment Group, Inc.        2,604     213,528
           Dime Community Bancshares, Inc.           44,460     687,352
           Discover Financial Services              442,340  10,987,726
          *Dollar Financial Corp.                    48,520   1,115,475
           Donegal Group, Inc. Class A               25,995     354,572
           Donegal Group, Inc. Class B                5,678      87,498
          *Doral Financial Corp.                      5,100       7,650
           Duff & Phelps Corp.                       36,461     561,135
          *E*Trade Financial Corp.                  218,523   3,548,814
          *Eagle Bancorp Montana, Inc.                  523       5,931
           East West Bancorp, Inc.                  194,364   4,106,911
           Eastern Insurance Holdings, Inc.          10,923     146,477
           Eastern Virginia Bankshares, Inc.          2,788       9,842
          #*Eaton Vance Corp.                        24,344     822,097
           ECB Bancorp, Inc.                          1,850      22,015
          #*eHealth, Inc.                            30,494     414,718
           EMC Insurance Group, Inc.                 15,451     336,986
           Employers Holdings, Inc.                  53,620   1,080,979
          *Encore Bancshares, Inc.                   11,350     137,335
          *Encore Capital Group, Inc.                29,885     894,757

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
                                                           Shares     Value+
                                                           ------     -----

    Financials -- (Continued)
      *Endurance Specialty Holdings, Ltd.                  72,303 $3,205,915
      *Enstar Group, Ltd.                                  14,653  1,643,334
       Enterprise Bancorp, Inc.                             7,296    129,431
       Enterprise Financial Services Corp.                 16,301    242,885
       Epoch Holding Corp.                                 13,833    239,864
      *Erie Indemnity Co.                                  44,280  3,207,200
       ESB Financial Corp.                                 14,218    241,279
       ESSA Bancorp, Inc.                                  21,343    267,855
       Evans Bancorp, Inc.                                  2,684     37,979
       Evercore Partners, Inc. Class A                     15,118    527,467
       Everest Re Group, Ltd.                              48,562  4,424,969
      *EzCorp, Inc.                                        61,500  1,936,635
      #F.N.B. Corp.                                       156,501  1,713,686
      *Farmers Capital Bank Corp.                           6,269     43,632
       FBL Financial Group, Inc. Class A                   36,188  1,103,734
       Federal Agricultural Mortgage Corp.                 13,567    257,095
       Federal Agricultural Mortgage Corp. Class A            449      6,129
      #Federated Investors, Inc. Class B                   29,592    762,882
       Fidelity Bancorp, Inc.                               1,545     13,905
       Fidelity National Financial, Inc.                  268,687  4,148,527
      *Fidelity Southern Corp.                              8,553     64,315
       Fifth Third Bancorp                                398,326  5,285,786
       Financial Institutions, Inc.                        13,228    224,876
      *First Acceptance Corp.                              34,466     62,383
       First Advantage Bancorp                              2,943     40,319
      *First American Financial Corp.                     113,343  1,768,151
       First Bancorp                                       20,829    290,773
      .First Bancorp of Indiana, Inc.....................     700      7,560
       First Bancorp, Inc.                                 12,381    183,858
      *First Bancshares, Inc.                                 569      3,539
       First Bancshares, Inc. (The)                           588      5,204
      #First Busey Corp.                                   82,683    434,086
       First Business Financial Services, Inc.              1,986     23,733
      *First California Financial Group, Inc.              21,190     81,582
      *First Cash Financial Services, Inc.                 38,835  1,523,885
       First Citizens BancShares, Inc.                     12,682  2,536,527
       First Commonwealth Financial Corp.                 134,387    833,199
       First Community Bancshares, Inc.                    22,708    337,441
      *First Defiance Financial Corp.                       8,806    120,466
      #*First Federal Bancshares of Arkansas, Inc.          7,401     21,463
      *First Federal of Northern Michigan Bancorp, Inc.     1,458      4,943
       First Financial Bancorp                             67,932  1,119,519
      #First Financial Bankshares, Inc.                    26,749  1,482,430
       First Financial Corp.                               16,772    539,388
       First Financial Holdings, Inc.                      18,774    206,139
      *First Financial Northwest, Inc.                     19,426    121,218
      *First Financial Service Corp.                        1,956      7,922
      #First Horizon National Corp.                       332,494  3,640,809
      *First Interstate Bancsystem, Inc.                    1,253     17,141
       First M&F Corp.                                      7,414     30,397
      *First Marblehead Corp. (The)                       119,068    255,996
      #*First Mariner Bancorp, Inc.                         2,010      1,338
       First Merchants Corp.                               31,764    294,452
       First Midwest Bancorp, Inc.                         90,798  1,189,454
       First Niagara Financial Group, Inc.                422,629  6,085,858
       First Pactrust Bancorp, Inc.                         5,786     89,625
      *First Place Financial Corp.                         23,310     41,958
      *First Security Group, Inc.                           9,318      8,107
       First South Bancorp, Inc.                           10,177     45,593
       First United Corp.                                   4,427     15,716
       First West Virginia Bancorp, Inc.                      724     11,874

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
                                                      Shares      Value+
                                                      ------      -----

        Financials -- (Continued)...................
           Firstbank Corp...........................   5,028 $    29,461
          *FirstCity Financial Corp.................   9,479      63,699
          #FirstMerit Corp.......................... 129,737   2,266,505
          *Flagstar Bancorp, Inc....................   2,830       4,415
           Flagstone Reinsurance Holdings SA........  98,242     826,215
           Flushing Financial Corp..................  41,750     614,560
          #*Forest City Enterprises, Inc. Class A... 181,233   3,481,486
          *Forest City Enterprises, Inc. Class B....  13,338     255,756
          *Forestar Group, Inc......................  44,246     870,319
           Fox Chase Bancorp, Inc...................  26,803     365,861
          *FPIC Insurance Group, Inc................  18,381     678,627
           Franklin Resources, Inc..................  27,951   3,609,033
           Fulton Financial Corp.................... 259,032   3,025,494
           GAINSCO, Inc.............................   1,100       7,051
           Gallagher (Arthur J.) & Co...............  72,762   2,166,852
           GAMCO Investors, Inc.....................   8,787     452,091
          *Genworth Financial, Inc. Class A......... 424,944   5,180,067
           German American Bancorp, Inc.............  14,599     254,753
           GFI Group, Inc........................... 132,997     679,615
           Glacier Bancorp, Inc.....................  70,274   1,056,218
          *Gleacher & Co., Inc......................  96,821     182,992
          *Global Indemnity P.L.C...................  18,673     476,908
           Goldman Sachs Group, Inc. (The).......... 215,233  32,502,335
           Gouverneur Bancorp, Inc..................     600       5,640
           Great Southern Bancorp, Inc..............  17,190     355,833
          #*Greene Bancshares, Inc..................  14,450      29,334
          #Greenhill & Co., Inc.....................  11,348     669,532
          *Greenlight Capital Re, Ltd...............  34,885     982,013
          #*Grubb & Ellis Co........................   5,800       4,234
           GS Financial Corp........................     500      10,280
          *Guaranty Bancorp.........................  29,373      42,297
          *Guaranty Federal Bancshares, Inc.........   1,840      11,242
          *Hallmark Financial Services, Inc.........  25,032     214,024
           Hampden Bancorp, Inc.....................   4,784      64,584
          *Hampton Roads Bankshares, Inc............     319       4,687
          #Hancock Holding Co.......................  43,251   1,412,578
          *Hanmi Financial Corp.....................  28,942      38,203
           Hanover Insurance Group, Inc.............  67,028   2,829,922
           Harleysville Group, Inc..................  34,479   1,106,086
           Harleysville Savings Financial Corp......   3,551      53,158
          *Harris & Harris Group, Inc...............  35,872     187,252
           Hartford Financial Services Group, Inc... 207,800   6,019,966
           Hawthorn Bancshares, Inc.................   2,196      18,117
           HCC Insurance Holdings, Inc.............. 151,539   4,931,079
           Heartland Financial USA, Inc.............  19,959     313,755
          *Heritage Commerce Corp...................  18,271      95,557
          *Heritage Financial Corp..................  15,297     225,478
           Heritage Financial Group, Inc............   9,512     114,905
           HF Financial Corp........................   5,053      55,937
          *HFF, Inc.................................  12,659     189,505
          *Hilltop Holdings, Inc....................  65,500     635,350
          Hingham Institution for Savings...........   1,374      72,685
           *HMN Financial, Inc......................   2,615       7,453
          *Home Bancorp, Inc........................   6,726     107,414
           Home Bancshares, Inc.....................  30,481     730,630
           Home Federal Bancorp, Inc................  20,609     250,399
           Homeowners Choice, Inc...................   6,480      51,646
           HopFed Bancorp, Inc......................   3,150      28,224
           Horace Mann Educators Corp...............  50,876     909,663
           Horizon BanCorp..........................   1,848      50,081
          #*Horizon Financial Corp..................   7,850          86

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
                                                     Shares      Value+
                                                     ------      -----

        Financials -- (Continued)................
           Hudson City Bancorp, Inc..............   277,961 $ 2,648,968
           Hudson Valley Holding Corp............    10,726     242,515
           Huntington Bancshares, Inc............   650,915   4,419,713
           IBERIABANK Corp.......................    33,624   2,017,776
           Independence Holding Co...............    15,391     119,434
           Independent Bank Corp. (453836108)....    26,929     789,289
          #*Independent Bank Corp. (453838609)...     8,213      24,639
           Indiana Community Bancorp.............     4,755      75,177
           Infinity Property & Casualty Corp.....    19,978   1,180,700
          *Integra Bank Corp.....................     8,890         889
           Interactive Brokers Group, Inc........    52,366     918,500
          *IntercontinentalExchange, Inc.........    22,742   2,737,000
          *Intergroup Corp. (The)................       677      14,894
           International Bancshares Corp.........    87,620   1,543,864
          *Internet Capital Group, Inc...........    48,105     668,178
          *Intervest Bancshares Corp.............    12,859      44,106
          *INTL FCStone, Inc.....................    22,741     602,182
           Invesco, Ltd..........................   314,961   7,833,080
          *Investment Technology Group, Inc......    48,422     828,500
          *Investors Bancorp, Inc................   194,062   2,918,692
          *Investors Capital Holdings, Ltd.......     5,019      30,064
           Investors Title Co....................     2,049      70,117
          *Jacksonville Bancorp, Inc.............       187       1,272
          #*Janus Capital Group, Inc.............   237,425   2,889,462
          #*Jefferies Group, Inc.................   173,713   4,198,643
          *Jefferson Bancshares, Inc.............     2,704       9,734
           JMP Group, Inc........................    24,891     214,063
          *Jones Lang LaSalle, Inc...............    44,703   4,576,693
           JPMorgan Chase & Co................... 1,758,487  80,239,762
           Kaiser Federal Financial Group, Inc...    10,421     130,888
           KBW, Inc..............................    46,464   1,055,662
           Kearny Financial Corp.................    96,018     918,892
           Kentucky First Federal Bancorp........     3,283      26,362
           KeyCorp...............................   770,299   6,678,492
          *Knight Capital Group, Inc.............   112,718   1,546,491
          *LaBranche & Co., Inc..................    28,087     113,191
           Lake Shore Bancorp, Inc...............       247       2,717
           Lakeland Bancorp, Inc.................    31,656     338,403
           Lakeland Financial Corp...............    20,437     447,775
           Landmark Bancorp, Inc.................     2,010      33,768
           Legacy Bancorp, Inc...................     8,979     121,755
           Legg Mason, Inc.......................   137,089   5,092,856
           Leucadia National Corp................   133,080   5,144,873
          #Life Partners Holdings, Inc...........    19,624     137,564
           Lincoln National Corp.................   276,097   8,622,509
           LNB Bancorp, Inc......................    13,999      81,614
           Loews Corp............................   183,672   8,129,323
          *Louisiana Bancorp, Inc................     3,600      54,144
          *LSB Financial Corp....................       773      12,152
          #M&T Bank Corp.........................    96,379   8,517,012
          #*Macatawa Bank Corp...................    19,067      49,384
          *Magyar Bancorp, Inc...................     2,122       8,976
           Maiden Holdings, Ltd..................    81,986     610,796
           MainSource Financial Group, Inc.......    24,177     232,825
           Malvern Federal Bancorp, Inc..........       200       1,612
          #*Markel Corp..........................     6,540   2,729,011
          *Market Leader, Inc....................    11,222      26,484
           MarketAxess Holdings, Inc.............    40,702     991,094
          *Marlin Business Services Corp.........    18,895     230,330
           Marsh & McLennan Cos., Inc............   132,000   3,996,960
           Marshall & Ilsley Corp................   446,247   3,645,838

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
                                                        Shares      Value+
                                                        ------      -----

      Financials -- (Continued).......................
        *Maui Land & Pineapple Co., Inc...............   7,073 $    37,204
         Mayflower Bancorp, Inc.......................     768       6,505
         MB Financial, Inc............................  61,416   1,270,697
        #*MBIA, Inc................................... 379,056   3,911,858
        #*MBT Financial Corp..........................  11,103      16,210
         MCG Capital Corp.............................  99,685     657,921
         Meadowbrook Insurance Group, Inc.............  69,195     708,557
         Medallion Financial Corp.....................  20,882     192,741
        #*Mercantile Bancorp, Inc.....................   5,221       4,438
        *Mercantile Bank Corp.........................   7,470      68,276
         Merchants Bancshares, Inc....................   8,379     225,395
         Mercury General Corp.........................  70,694   2,809,380
        *Meridian Interstate Bancorp, Inc.............  23,703     330,894
         Meta Financial Group, Inc....................   2,392      34,684
         MetLife, Inc................................. 417,085  19,515,407
        *Metro Bancorp, Inc...........................  12,485     156,063
        *MetroCorp Bancshares, Inc....................   9,842      66,729
        *MF Global Holdings, Ltd...................... 162,821   1,369,325
        #*MGIC Investment Corp........................ 255,127   2,209,400
         MicroFinancial, Inc..........................  13,235      66,043
         Mid Penn Bancorp, Inc........................   1,403      13,258
         MidSouth Bancorp, Inc........................  11,093     157,077
        *Midwest Banc Holdings, Inc...................  22,907         183
         MidWestOne Financial Group, Inc..............   7,532     110,645
         Montpelier Re Holdings, Ltd.................. 100,596   1,819,782
        #Moody's Corp.................................  46,265   1,810,812
         Morgan Stanley............................... 605,703  15,839,133
         MSB Financial Corp...........................   1,360       7,684
        *MSCI, Inc....................................  24,652     874,406
         MutualFirst Financial, Inc...................   6,192      54,180
        *Nara Bancorp, Inc............................  47,994     471,781
        *NASDAQ OMX Group, Inc. (The)................. 172,975   4,687,623
        #*National Financial Partners Corp............  54,689     879,946
         National Interstate Corp.....................  24,639     554,131
         National Penn Bancshares, Inc................ 177,323   1,455,822
         National Security Group, Inc.................     977      12,193
         National Western Life Insurance Co. Class A..   3,414     549,893
         Naugatuck Valley Financial Corp..............     803       6,761
        *Navigators Group, Inc. (The).................  34,151   1,770,046
        #NBT Bancorp, Inc.............................  66,258   1,497,431
         Nelnet, Inc. Class A.........................  47,022   1,082,917
        *New Century Bancorp, Inc.....................   2,277      11,727
         New England Bancshares, Inc..................   4,584      44,465
         New Hampshire Thrift Bancshares, Inc.........   5,591      75,031
         New Westfield Financial, Inc.................  39,650     360,022
        #*New York Community Bancorp, Inc............. 285,661   4,741,973
        *NewBridge BanCorp............................  12,641      58,149
        *Newport Bancorp, Inc.........................   2,300      32,660
        *NewStar Financial, Inc.......................  65,156     778,614
        *Nicholas Financial, Inc......................   1,854      23,360
         North Central Bancshares, Inc................     200       3,300
        *North Valley BanCorp.........................     836       8,439
         Northeast BanCorp............................     301       4,295
         Northeast Community Bancorp, Inc.............  10,493      66,526
         Northern Trust Corp..........................  79,998   3,999,100
        #Northfield Bancorp, Inc......................  53,239     749,073
         Northrim Bancorp, Inc........................   6,962     139,310
         Northway Financial, Inc......................   2,251      23,613
         Northwest Bancshares, Inc.................... 133,395   1,679,443
         Norwood Financial Corp.......................   1,940      53,583
         NYSE Euronext, Inc........................... 224,206   8,979,450

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
                                                      Shares      Value+
                                                      ------      -----

       Financials -- (Continued)....................
          Ocean Shore Holding Co....................   7,768 $    99,042
          OceanFirst Financial Corp.................  24,021     348,304
         *Ocwen Financial Corp...................... 115,300   1,380,141
          Ohio Valley Banc Corp.....................   3,366      65,368
          Old National Bancorp...................... 117,890   1,220,162
         #Old Republic International Corp........... 328,192   4,158,193
         #Old Second Bancorp, Inc...................  13,666      16,946
         *OmniAmerican Bancorp, Inc.................   9,650     144,268
          OneBeacon Insurance Group, Ltd............  42,145     592,137
          Oppenheimer Holdings, Inc. Class A........  10,071     309,280
          optionsXpress Holdings, Inc...............  74,572   1,375,108
          Oriental Financial Group, Inc.............  39,967     517,972
          Oritani Financial Corp....................  76,032     932,152
          Osage Bancshares, Inc.....................   2,100      18,532
         *Pacific Capital Bancorp...................   4,666     142,033
          Pacific Continental Corp..................  19,841     189,482
         #*Pacific Mercantile Bancorp...............   7,783      33,467
         *Pacific Premier Bancorp, Inc..............   6,175      43,225
         #PacWest Bancorp...........................  54,358   1,249,690
         *Park Bancorp, Inc.........................     700       2,233
          Park National Corp........................  17,000   1,174,360
          Parkvale Financial Corp...................   4,825      54,281
          PartnerRe, Ltd............................  65,018   5,224,846
         #*Patriot National Bancorp.................   1,300       2,548
          Peapack-Gladstone Financial Corp..........  11,302     150,204
          Penns Woods Bancorp, Inc..................   5,204     196,659
         *Penson Worldwide, Inc.....................  30,451     184,838
          Peoples Bancorp of North Carolina.........   4,359      28,290
          Peoples Bancorp, Inc. (709788202).........   1,479      25,882
          Peoples Bancorp, Inc. (709789101).........  12,545     170,988
         #People's United Financial, Inc............ 305,705   4,185,101
         *PHH Corp..................................  71,391   1,532,051
         *Phoenix Cos., Inc. (The).................. 205,612     553,096
         *PICO Holdings, Inc........................  26,406     848,161
          Pinnacle Bancshares, Inc..................     444       4,296
         #*Pinnacle Financial Partners, Inc.........  41,565     667,950
         *Piper Jaffray Cos., Inc...................  23,362     837,528
          Platinum Underwriters Holdings, Ltd.......  60,202   2,276,238
         #*PMI Group, Inc. (The).................... 209,936     453,462
          PNC Financial Services Group, Inc......... 232,284  14,480,585
         *Popular, Inc.............................. 485,189   1,528,345
          Porter Bancorp, Inc.......................  11,060      87,706
         #*Portfolio Recovery Associates, Inc.......  22,033   1,988,699
         *Preferred Bank............................   9,517      15,513
          Premier Financial Bancorp, Inc............   5,426      39,610
          Presidential Life Corp....................   2,779      30,958
         *Primerica, Inc............................  12,395     286,572
         *Primus Guaranty, Ltd......................  34,369     168,752
         #*Princeton National Bancorp, Inc..........   3,281      16,766
          Principal Financial Group, Inc............ 277,317   9,359,449
          PrivateBancorp, Inc.......................  89,806   1,413,546
         *ProAssurance Corp.........................  42,152   2,798,893
          Progressive Corp.......................... 222,497   4,881,584
          Prosperity Bancshares, Inc................  59,272   2,717,621
          Protective Life Corp...................... 111,323   2,995,702
         #*Providence Community Bancshares, Inc.....     729         452
          Provident Financial Holdings, Inc.........  13,794     112,145
          Provident Financial Services, Inc.........  78,353   1,137,686
          Provident New York Bancorp................  52,536     492,788
          Prudential Bancorp, Inc. of Pennsylvania..   6,633      44,773
          Prudential Financial, Inc................. 209,753  13,302,535

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
                                                           Shares      Value+
                                                           ------      -----

   Financials -- (Continued)...........................
     *PSB Holdings, Inc.                                    3,341 $    17,774
     #Pulaski Financial Corp.                              14,284     104,845
      Pzena Investment Management, Inc. Class A             4,045      29,448
      QC Holdings, Inc.                                    17,425      85,557
      QCR Holdings, Inc.                                    2,716      24,390
     #Radian Group, Inc.                                   97,172     576,230
     *Rainier Pacific Financial Group, Inc.                 4,450         161
     #Raymond James Financial, Inc.                       148,217   5,558,138
      Regions Financial Corp.                           1,001,455   7,350,680
      Reinsurance Group of America, Inc.                   74,364   4,707,241
     #RenaissanceRe Holdings, Ltd.                         71,457   5,021,998
      Renasant Corp.                                       31,931     535,802
      Republic Bancorp, Inc. Class A                       22,814     496,889
     *Republic First Bancorp, Inc.                         12,451      34,738
      Resource America, Inc.                               20,063     123,387
     *Riverview Bancorp, Inc.                              10,770      33,818
     #RLI Corp.                                            26,055   1,543,498
     *Rockville Financial, Inc.........................    34,515     342,734
     *Rodman & Renshaw Capital Group, Inc..............    39,919      78,640
      Roma Financial Corp.                                 37,277     393,645
     #*Royal Bancshares of Pennsylvania, Inc. Class A       6,756      11,891
     *Rurban Financial Corp.                                2,715       8,824
      S&T Bancorp, Inc.                                    48,133     982,395
     #S.Y. Bancorp, Inc.                                   17,286     431,631
     *Safeguard Scientifics, Inc.                          26,979     527,439
      Safety Insurance Group, Inc.                         20,174     944,547
      Salisbury Bancorp, Inc.                               1,248      33,072
      Sanders Morris Harris Group, Inc.                    29,278     252,669
      Sandy Spring Bancorp, Inc.                           30,319     541,801
     *Savannah Bancorp, Inc. (The)                          3,526      27,714
      SCBT Financial Corp.                                 15,573     502,074
      SeaBright Holdings, Inc.                             27,448     280,519
     *Seacoast Banking Corp. of Florida                    30,047      53,784
     *Security National Financial Corp. Class A             2,692       4,200
     *SEI Investments Co.                                  40,397     902,065
      Selective Insurance Group, Inc.                      69,295   1,222,364
      Shore Bancshares, Inc.                                6,595      63,840
      SI Financial Group, Inc.                              7,759      77,202
     *Siebert Financial Corp.                               8,302      16,023
      Sierra Bancorp                                       12,242     136,498
     *Signature Bank...................................    50,649   2,948,278
      Simmons First National Corp.                         22,017     581,029
     *SLM Corp.                                           176,677   2,931,071
      Somerset Hills Bancorp                                3,346      29,746
      South Street Financial Corp.                            897       4,261
     *Southcoast Financial Corp.                            3,770      12,290
     *Southern Community Financial Corp.                   13,882      19,296
     *Southern Connecticut Bancorp, Inc.                    1,300       5,785
     *Southern First Bancshares, Inc.                       1,966      15,669
      Southern Missouri Bancorp, Inc.                         930      23,910
     *Southern National Bancorp of Virginia, Inc.           1,825      12,939
      Southside Bancshares, Inc.                           20,799     452,388
     *Southwest Bancorp, Inc.                              24,074     341,369
      Southwest Georgia Financial Corp.                     1,954      23,350
     #*St. Joe Co. (The)                                   93,040   2,430,205
      StanCorp Financial Group, Inc.                       60,842   2,622,290
      State Auto Financial Corp.                           49,942     848,015
      State Bancorp, Inc.                                  17,357     229,112
      State Street Corp.                                  218,570  10,174,434
      StellarOne Corp.                                     28,985     405,790
      Sterling Bancorp                                     38,274     396,136

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
                                                     Shares      Value+
                                                     ------      -----

        Financials -- (Continued)................
           Sterling Bancshares, Inc.                125,507 $ 1,115,757
          #Stewart Information Services Corp.        21,445     217,452
          #*Stifel Financial Corp.                   68,054   3,108,707
          *Stratus Properties, Inc.                   6,606      89,842
          #Suffolk Bancorp                           11,545     189,453
           Summit State Bank                          4,397      30,075
          *Sun Bancorp, Inc.                         30,600     111,384
           SunTrust Banks, Inc.                     218,585   6,161,911
          #*Superior Bancorp                          7,375         148
           Susquehanna Bancshares, Inc.             163,122   1,503,985
          *Sussex Bancorp                             2,127      13,932
          *SVB Financial Group                       54,888   3,317,431
           SWS Group, Inc.                           32,323     197,170
           Symetra Financial Corp.                   68,671     953,153
           Synovus Financial Corp.                1,015,888   2,539,720
           T. Rowe Price Group, Inc.                 23,387   1,502,615
          *Taylor Capital Group, Inc.                17,751     176,445
          #*TCF Financial Corp.                     185,189   2,887,097
          *TD Ameritrade Holding Corp.              153,658   3,309,793
           Teche Holding Co......................     1,776      63,581
          *Tejon Ranch Co.                           22,987     819,257
          *Tennessee Commerce Bancorp, Inc.           4,464      14,240
           Territorial Bancorp, Inc.                 15,406     309,198
           Teton Advisors, Inc.                          95       1,817
          *Texas Capital Bancshares, Inc.            44,088   1,137,470
           TF Financial Corp.                         2,952      63,498
          *TFS Financial Corp.                      176,347   1,918,655
          *Thomas Properties Group, Inc.             75,959     272,693
          *TIB Financial Corp.                          274       4,781
          *Tidelands Bancshares, Inc.                   551         193
          *TierOne Corp.                              8,000          16
          *Timberland Bancorp, Inc.                   5,770      35,774
           Tompkins Financial Corp.                  13,643     555,816
           Torchmark Corp.                           70,991   4,750,718
           Tower Bancorp, Inc.                        8,782     190,657
          *Tower Financial Corp.                      2,132      18,378
          #Tower Group, Inc.                         54,705   1,251,103
          #TowneBank                                 34,431     510,267
          *TradeStation Group, Inc.                  56,246     542,774
           Transatlantic Holdings, Inc.              83,087   4,095,358
           Travelers Cos., Inc. (The)               240,418  15,213,651
          *Tree.com, Inc.                            12,396      65,947
           TriCo Bancshares                          19,694     321,209
          #Trustco Bank Corp.                        97,177     583,062
           Trustmark Corp.                           79,506   1,847,719
           U.S. Bancorp                             816,801  21,089,802
           UMB Financial Corp.                       50,500   2,126,555
           Umpqua Holdings Corp.                    116,995   1,358,312
           Unico American Corp.                         100         970
           Union Bankshares, Inc.                     2,439      48,780
           Union First Market Bankshares Corp.       32,295     411,115
           United Bancshares, Inc.                    2,086      18,649
          #United Bankshares, Inc.                   51,460   1,346,194
           United Community Bancorp                   1,759      12,594
          *United Community Banks, Inc.              47,954     115,090
          *United Community Financial Corp.          10,564      15,001
           United Financial Bancorp, Inc.            23,125     377,862
           United Fire & Casualty Co.                52,761   1,044,668
          *United Security Bancshares                 7,714      25,457
           Unitrin, Inc.                             86,420   2,613,341
          *Unity Bancorp, Inc....................     5,277      36,411

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
                                                     Shares         Value+
                                                     ------         -----

      Financials -- (Continued)..................
         Universal Insurance Holdings, Inc.          47,676 $      257,927
         Univest Corp. of Pennsylvania               20,859        350,848
         Unum Group                                 291,024      7,706,316
         Validus Holdings, Ltd.                     113,110      3,680,599
        #Valley National Bancorp                    202,146      2,894,731
         ViewPoint Financial Group                   81,128      1,001,931
        *Virginia Commerce Bancorp, Inc.             33,564        201,720
        *Virtus Investment Partners, Inc.             1,859         98,174
         VIST Financial Corp.                         5,442         41,577
         VSB Bancorp, Inc.                              134          1,629
        #*Waccamaw Bankshares, Inc.                   1,080          1,296
         Waddell & Reed Financial, Inc.              26,403      1,082,787
         Washington Banking Co.                      19,530        273,225
         Washington Federal, Inc.                   146,450      2,356,380
         Washington Trust Bancorp, Inc.              20,340        476,566
        *Waterstone Financial, Inc.                  21,650         69,280
         Wayne Savings Bancshares, Inc.               1,615         13,728
         Webster Financial Corp.                     97,350      2,094,972
         Wells Fargo & Co.                        2,251,097     65,529,434
         WesBanco, Inc.                              34,610        702,583
         Wesco Financial Corp.                        4,829      1,892,968
         West Bancorporation, Inc.                   23,067        179,692
        *West Coast Bancorp                         120,194        430,295
         Westamerica Bancorporation                  29,046      1,475,246
        *Western Alliance Bancorp                    97,255        804,299
         Westwood Holdings Group, Inc.                4,043        152,219
         White Mountains Insurance Group, Ltd.       10,919      3,903,652
         White River Capital, Inc.                    2,296         41,466
         Whitney Holding Corp.                      109,109      1,477,336
        .Wilber Corp.............................     7,892         75,763
         Wilmington Trust Corp.                      75,973        342,638
        *Wilshire Bancorp, Inc.                      35,596        142,384
        #Wintrust Financial Corp.                    42,965      1,447,491
        *World Acceptance Corp.                      24,217      1,645,545
         WR Berkley Corp.                           125,820      4,102,990
        *WSB Holdings, Inc.                           8,451         25,945
         WVS Financial Corp.                          2,157         19,036
         Xl Group P.L.C.                            302,724      7,392,520
        *Yadkin Valley Financial Corp.               13,928         31,895
        #Zions Bancorporation                       210,260      5,140,857
        *ZipRealty, Inc.                             21,331         55,674
                                                            --------------
      Total Financials                                       1,120,954,021
                                                            --------------

      Health Care -- (9.3%)
        *Abaxis, Inc.                                17,476        507,678
         Abbott Laboratories                        136,495      7,103,200
        *ABIOMED, Inc.                               55,009        956,056
        *Acadia Pharmaceuticals, Inc.                 2,387          6,564
        *Accelr8 Technology Corp.                     2,183          8,426
        *Accuray, Inc.                               89,725        797,655
        *Achillion Pharmaceuticals, Inc.             17,500         97,650
        *Adcare Health Systems, Inc.                  5,899         29,495
        *Addus HomeCare Corp.                         4,388         26,284
        *Adolor Corp.                                 4,235          5,887
        #*ADVENTRX Pharmaceuticals, Inc.              9,443         24,457
         Aetna, Inc.                                184,690      7,642,472
        *Affymax, Inc.                               30,015        196,298
        *Affymetrix, Inc.                            94,503        510,316
        *Agilent Technologies, Inc.                  56,755      2,832,642
        *Air Methods Corp.                           16,681      1,127,969
        *Akorn, Inc..............................    23,203        153,604

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
                                                      Shares      Value+
                                                      ------      -----

        Health Care -- (Continued)
          *Albany Molecular Research, Inc.            17,224 $    84,225
          #*Alere, Inc.                              108,116   4,015,428
          *Alexion Pharmaceuticals, Inc.              18,088   1,752,546
          #*Alexza Pharmaceuticals, Inc.               9,551      15,377
          #*Align Technology, Inc.                    72,429   1,748,436
          *Alkermes, Inc.                            119,465   1,722,685
           Allergan, Inc.                             33,891   2,696,368
          *Alliance HealthCare Services, Inc.         65,771     290,708
          *Allied Healthcare International, Inc.      48,514     126,622
          *Allied Healthcare Products, Inc.            6,664      28,922
          *Allos Therapeutics, Inc.                   38,881     113,144
          *Allscripts Healthcare Solutions, Inc.     162,500   3,500,250
          *Almost Family, Inc.                        11,857     411,082
          *Alnylam Pharmaceuticals, Inc.               9,630      98,804
          *Alphatec Holdings, Inc.                    97,603     310,378
          #*AMAG Pharmaceuticals, Inc.                15,293     290,567
          #*Amedisys, Inc.                            32,093   1,069,339
           America Services Group, Inc.               10,914     281,581
          *American Dental Partners, Inc.             20,220     266,702
          *American Medical Systems Holdings, Inc.    99,932   2,947,994
          *American Shared Hospital Services           3,079      10,438
          *AMERIGROUP Corp.                           64,076   4,376,391
           AmerisourceBergen Corp.                    88,145   3,582,213
          *Amgen, Inc.                               203,827  11,587,565
          *Amicus Therapeutics, Inc.                   4,067      29,282
          *AMN Healthcare Services, Inc.              44,357     382,801
          *Amsurg Corp.                               39,658   1,065,214
          *Anadys Pharmaceuticals, Inc.                9,107      11,111
           Analogic Corp.                             15,971     921,048
          *AngioDynamics, Inc.                        31,971     521,127
          *Anika Therapeutics, Inc.                   13,446     112,140
          *Animal Health International, Inc.          10,081      42,542
          #*Anthera Pharmaceuticals, Inc.             11,341      82,562
          *ARCA Biopharma, Inc.                        8,083      15,277
          *Arcadia Resources, Inc.                    27,261       3,503
          #*Ardea Biosciences, Inc.                    2,289      64,893
          #*Arena Pharmaceuticals, Inc.                8,430      11,802
          #*Ariad Pharmaceuticals, Inc.              178,800   1,528,740
          *Arqule, Inc.                               27,001     190,627
          *Array BioPharma, Inc.                      37,816     116,851
           Arrhythmia Research Technology, Inc.        1,790      10,051
          *ArthroCare Corp.                           33,794   1,193,942
          #*ARYx Therapeutics, Inc.                    3,169         101
          *Assisted Living Concepts, Inc.             12,561     452,950
          *AtriCure, Inc.                             13,778     186,279
           Atrion Corp.                                2,735     473,565
          #*AVANIR Pharmaceuticals, Inc.              22,913     100,130
          *AVI BioPharma, Inc.                           600       1,080
          #Bard (C.R.), Inc.                           9,268     989,359
           Baxter International, Inc.                 46,810   2,663,489
           Beckman Coulter, Inc.                      40,781   3,378,706
           Becton Dickinson & Co.                     24,312   2,089,373
          *Bioanalytical Systems, Inc.                 2,068       5,356
          *BioClinica, Inc.                           15,357      80,931
          *BioCryst Pharmaceuticals, Inc.             33,426     129,860
          *Biogen Idec, Inc.                          25,944   2,525,648
          #*BioMarin Pharmaceutical, Inc.             32,643     877,770
          *BioMimetic Therapeutics, Inc.               8,991     121,109
          *Bio-Rad Laboratories, Inc. Class A         24,798   3,102,726
          *Bio-Rad Laboratories, Inc. Class B          2,345     294,344
          *Bio-Reference Labs, Inc.                   14,170     357,226

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
                                                           Shares     Value+
                                                           ------     -----

    Health Care -- (Continued).........................
      #*BioSante Pharmaceuticals, Inc.                      7,594 $   17,694
      *BioScrip, Inc.                                      49,841    229,767
      #*BioSpecifics Technologies Corp.                     2,000     48,500
      *Boston Scientific Corp.                          1,063,239  7,963,660
      *Bovie Medical Corp.                                 14,952     47,099
       Bristol-Myers Squibb Co.                           205,112  5,763,647
      *Brookdale Senior Living, Inc.                      144,969  3,948,956
      *Bruker BioSciences Corp.                            64,955  1,282,212
      #*BSD Medical Corp.                                   4,763     19,576
      *Cadence Pharmaceuticals, Inc.                        8,974     76,100
      *Caliper Life Sciences, Inc.                         62,268    416,573
      *Cambrex Corp.                                       34,584    181,912
       Cantel Medical Corp.                                21,575    559,440
      *Capital Senior Living Corp.                         32,257    299,022
      *Capstone Therapeutics Corp.                          2,652        745
      *Caraco Pharmaceutical Laboratories, Ltd.            34,438    180,111
      *Cardica, Inc.                                        3,013     11,931
       Cardinal Health, Inc............................   103,083  4,503,696
      *CardioNet, Inc.                                         82        374
      *Cardiovascular Systems, Inc.                         5,798     67,489
      *CareFusion Corp.                                   194,026  5,698,544
      *CAS Medical Systems, Inc.                              693      2,121
      *Catalyst Health Solutions, Inc.                     39,084  2,327,843
      *Catalyst Pharmaceutical Partners, Inc.               1,590      1,749
      *Celera Corp.                                       148,713  1,176,320
      *Celgene Corp.                                       42,255  2,487,974
      #*Celldex Therapeutics, Inc.                         21,157     90,129
      #*Celsion Corp.                                       7,425     23,240
      *Centene Corp.                                       65,765  2,382,666
      #*Cephalon, Inc.                                     42,241  3,244,109
      #*Cepheid, Inc.                                       9,351    302,131
      #*Cerner Corp.                                       29,762  3,576,797
      #*Cerus Corp.                                        24,244     71,762
      *Charles River Laboratories International, Inc.      83,307  3,514,722
       Chemed Corp.                                        30,425  2,118,493
      *Chindex International, Inc.                          3,052     52,464
       Cigna Corp.                                        135,064  6,325,047
      *Codexis, Inc.                                        6,485     68,028
      *Columbia Laboratories, Inc.                          6,488     22,643
      *CombiMatrix Corp.                                    7,394     20,334
      *Community Health Systems, Inc.                     124,209  3,816,943
       Computer Programs & Systems, Inc................     4,559    268,024
      *Conceptus, Inc.                                     29,600    456,728
      *CONMED Corp.                                        35,656  1,001,220
      *Conmed Healthcare Management, Inc.                   6,015     18,466
      *Continucare Corp.                                   75,784    406,202
       Cooper Cos., Inc.                                   59,366  4,446,513
      *Cornerstone Therapeutics, Inc.                       2,272     15,881
      *Corvel Corp.                                        14,921    772,908
      #*Covance, Inc.                                      49,327  3,087,870
      *Coventry Health Care, Inc.                         155,335  5,012,660
       Covidien P.L.C.                                     44,116  2,456,820
      *Cross Country Healthcare, Inc.                      38,183    283,318
      *CryoLife, Inc.                                      35,789    209,008
      *Cubist Pharmaceuticals, Inc.                        76,317  2,583,330
      #*Cumberland Pharmaceuticals, Inc.                    7,836     39,493
      #*Curis, Inc.                                         6,700     27,839
      *Cutera, Inc.                                        15,596    137,869
      *Cyberonics, Inc.                                    21,390    760,842
      *Cyclacel Pharmaceuticals, Inc.                       3,300      4,752
      *Cynosure, Inc. Class A                              10,074    148,390

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
                                                      Shares     Value+
                                                      ------     -----

        Health Care -- (Continued)..................
          *Cytokinetics, Inc........................  71,615 $  106,706
          #*Cytori Therapeutics, Inc................  20,467    153,707
          *DaVita, Inc..............................  37,711  3,321,962
           Daxor Corp...............................   5,407     54,232
          *Dendreon Corp............................  48,246  2,095,324
           DENTSPLY International, Inc..............  96,933  3,638,865
          #*DepoMed, Inc............................  25,644    226,437
          *DexCom, Inc..............................  24,499    407,908
          *Digirad Corp.............................  13,700     41,648
          *Dionex Corp..............................   9,922  1,174,269
          *Durect Corp..............................  40,784    152,124
          *DUSA Pharmaceuticals, Inc................  15,664     76,597
          *Dyax Corp................................  68,911    137,822
          *Dynacq Healthcare, Inc...................   3,325      6,384
          #*Dynavax Technologies Corp...............  23,749     66,022
          *Edwards Lifesciences Corp................  36,693  3,168,441
           Eli Lilly & Co........................... 112,920  4,179,169
          *Emdeon, Inc. Class A.....................  65,005  1,017,978
          *Emergency Medical Services Corp. Class A.   8,800    561,440
          *Emergent BioSolutions, Inc...............  45,436  1,054,570
          #*Emeritus Corp...........................  38,285    938,365
          *Encision, Inc............................     900      1,004
          *Endo Pharmaceuticals Holdings, Inc....... 140,537  5,503,429
          .*Endo Pharmaceuticals Solutions..........  64,970     71,467
          *Endologix, Inc...........................  31,318    248,978
           Ensign Group, Inc........................  26,669    737,665
          *EnteroMedics, Inc........................     417      1,147
          *Entremed, Inc............................     327      1,583
          *Enzo Biochem, Inc........................  48,834    194,848
          *Enzon Pharmaceuticals, Inc...............  77,086    884,947
          *eResearch Technology, Inc................  61,035    388,183
          #*Exact Sciences Corp.....................  15,692    125,693
          *Exactech, Inc............................  15,645    280,202
          *Exelixis, Inc............................  86,535  1,060,919
          *Express Scripts, Inc.....................  49,000  2,780,260
          *Five Star Quality Care, Inc..............  44,386    371,955
          *Forest Laboratories, Inc................. 169,062  5,606,096
          *Furiex Pharmaceuticals, Inc..............   4,812     71,362
          *Genomic Health, Inc......................  10,025    273,683
          *Gen-Probe, Inc...........................  13,235  1,097,446
          *Gentiva Health Services, Inc.............  57,592  1,612,576
          *GenVec, Inc..............................     317      1,446
          #*Geron Corp..............................  78,065    374,712
          *Gilead Sciences, Inc.....................  64,524  2,506,112
          *Greatbatch, Inc..........................  29,461    797,509
          #*GTx, Inc................................  17,440     74,294
          *Haemonetics Corp.........................  32,954  2,313,371
          #*Halozyme Therapeutics, Inc..............  29,172    193,410
          *Hanger Orthopedic Group, Inc.............  41,336  1,123,099
          #*Hansen Medical, Inc.....................   5,168     18,605
          *Harvard Bioscience, Inc..................  32,095    184,225
          *Health Management Associates, Inc........ 151,700  1,711,176
          *Health Net, Inc.......................... 133,177  4,434,794
          *HealthSouth Corp.........................  75,234  1,928,247
          *HealthSpring, Inc........................  73,883  3,065,406
          *HealthStream, Inc........................  24,364    241,935
          *Healthways, Inc..........................  38,783    656,208
          *Helicos BioSciences Corp.................  11,559      1,272
          *Henry Schein, Inc........................  59,124  4,320,191
           Hill-Rom Holdings, Inc...................  73,255  3,297,208
          *Hi-Tech Pharmacal Co., Inc...............  15,594    431,330

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
                                                    Shares      Value+
                                                    ------      -----

          Health Care -- (Continued)..............
            *HMS Holdings Corp....................  14,349 $ 1,129,410
            *Hologic, Inc......................... 227,293   5,004,992
            *Hooper Holmes, Inc...................  27,777      22,222
            *Hospira, Inc.........................  48,100   2,728,713
            #*Human Genome Sciences, Inc..........  53,067   1,563,884
            *Humana, Inc.......................... 106,714   8,123,070
            *Icagen, Inc..........................   5,533      15,216
            *ICU Medical, Inc.....................  17,234     777,426
            *Idenix Pharmaceuticals, Inc..........  48,802     247,914
            *Idera Pharmaceuticals, Inc...........  12,750      33,150
            #*IDEXX Laboratories, Inc.............  10,374     844,755
            *Illumina, Inc........................  17,330   1,230,083
            *Immucor, Inc.........................  86,505   1,888,404
            *ImmunoGen, Inc.......................   7,435      99,332
            #*Immunomedics, Inc...................  35,448     149,945
            *Impax Laboratories, Inc..............  70,560   1,931,933
            #*Incyte Corp.........................  46,280     855,254
            *Infinity Pharmaceuticals, Inc........  22,668     135,555
            *Inovio Pharmaceuticals, Inc..........  19,500      18,554
            *Inspire Pharmaceuticals, Inc.........  35,141     175,354
            #*Insulet Corp........................   3,098      66,576
            *Integra LifeSciences Holdings Corp...  37,472   1,960,160
            *IntegraMed America, Inc..............  11,577     116,928
            *Interleukin Genetics, Inc............   4,930       2,021
            #*InterMune, Inc......................  28,645   1,278,713
            #*Intuitive Surgical, Inc.............   3,400   1,188,980
             Invacare Corp........................  40,711   1,339,392
            *IPC The Hospitalist Co...............  20,750   1,076,095
            *Iridex Corp..........................   7,680      31,258
            *IRIS International, Inc..............  21,582     202,871
            *ISTA Pharmaceuticals, Inc............  28,437     291,479
            *Jazz Pharmaceuticals, Inc............  33,119   1,056,827
             Johnson & Johnson.................... 334,716  21,997,536
            *Kendle International, Inc............  17,583     176,709
            *Kensey Nash Corp.....................  15,195     375,772
            *Keryx Biopharmaceuticals, Inc........  16,500      87,285
             Kewaunee Scientific Corp.............   2,545      28,479
            *Kindred Healthcare, Inc..............  40,807   1,029,153
            #*Kinetic Concepts, Inc...............  87,926   5,190,272
            *K-V Pharmaceutical Co................  45,622     179,294
            *K-V Pharmaceutical Co. Class B.......   7,693      30,387
            *Laboratory Corp. of America Holdings.  19,800   1,910,106
             Landauer, Inc........................   5,250     315,893
            *Lannet Co., Inc......................  31,088     179,378
            *LCA-Vision, Inc......................  20,620     138,979
             LeMaitre Vascular, Inc...............  16,860     115,322
            *Lexicon Pharmaceuticals, Inc.........  47,138      79,192
            *LHC Group, Inc.......................  22,632     670,360
            *Life Technologies Corp............... 120,198   6,634,930
            *LifePoint Hospitals, Inc.............  69,805   2,904,586
            *Ligand Pharmaceuticals, Inc. Class B.   2,541      28,231
            #*Lincare Holdings, Inc............... 111,350   3,498,617
            *Luminex Corp.........................  33,413     647,878
            #*Luna Innovations, Inc...............   4,551       8,920
            *Magellan Health Services, Inc........  43,782   2,277,540
            #*Mannkind Corp.......................  26,972     117,598
            *MAP Pharmaceuticals, Inc.............     208       3,207
            #*Marina Biotech, Inc.................     200         118
             Masimo Corp..........................  21,459     746,559
            *Maxygen, Inc.........................  48,995     252,814
             McKesson Corp........................  54,224   4,501,134

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
                                                    Shares      Value+
                                                    ------      -----

         Health Care -- (Continued)...............
           *MedAssets, Inc........................  72,139 $ 1,155,667
           *MedCath Corp..........................  27,114     366,310
           *Medco Health Solutions, Inc...........  47,892   2,841,432
           *Medical Action Industries, Inc........  32,084     279,131
           *Medicines Co. (The)...................  69,932   1,097,932
           *MediciNova, Inc.......................   4,963      12,854
           .*MediciNova, Inc. Convertible Shares..     104          40
            Medicis Pharmaceutical Corp. Class A..  77,415   2,745,136
           *Medidata Solutions, Inc...............  13,917     357,249
           *Medivation, Inc.......................     964      23,811
           *Mednax, Inc...........................  58,604   4,156,196
           *MedQuist Holdings, Inc................  42,163     435,122
            MEDTOX Scientific, Inc................   9,499     151,794
            Medtronic, Inc........................ 176,155   7,354,471
            Merck & Co., Inc...................... 591,992  21,282,112
           *Merge Healthcare, Inc.................  31,115     153,397
           #Meridian Bioscience, Inc..............  17,536     433,315
           *Merit Medical Systems, Inc............  35,847     835,952
           *Metropolitan Health Networks, Inc.....  49,880     210,494
           *Mettler Toledo International, Inc.....  11,500   2,155,100
           *Micromet, Inc.........................  12,444      84,121
           *Misonix, Inc..........................   8,260      19,328
           *Molina Healthcare, Inc................  34,584   1,487,112
           *MWI Veterinary Supply, Inc............  11,800     981,406
           *Mylan, Inc............................ 273,349   6,811,857
           *Myrexis, Inc..........................  15,187      64,393
           *Myriad Genetics, Inc..................  42,668     914,802
           *Nabi Biopharmaceuticals...............  64,797     374,527
           #*Nanosphere, Inc......................  32,702      97,125
            National Healthcare Corp..............  16,984     789,077
            National Research Corp................   8,137     289,759
           *Natus Medical, Inc....................  58,055     985,193
           *Neogen Corp...........................  22,215     930,809
           *Neuralstem, Inc.......................     165         295
           *Neurocrine Biosciences, Inc...........  36,984     284,407
           #*NeurogesX, Inc.......................   8,021      27,191
           *Neurometrix, Inc......................   9,119       4,614
           *NovaMed, Inc..........................   8,042     106,556
           *Novavax, Inc..........................  48,240     123,736
           *NPS Pharmaceuticals, Inc..............  19,548     202,713
           #*NuVasive, Inc........................  38,833   1,199,551
           *NxStage Medical, Inc..................  42,245   1,040,917
           *Obagi Medical Products, Inc...........  26,212     336,300
            Omnicare, Inc......................... 152,828   4,801,856
           *Omnicell, Inc.........................  41,765     642,346
           *OncoGenex Pharmaceutical, Inc.........   1,700      26,367
           *Oncothyreon, Inc......................   8,655      39,207
           *Onyx Pharmaceuticals, Inc.............  68,082   2,557,841
           *OraSure Technologies, Inc.............  59,567     524,785
           *Orchid Cellmark, Inc..................  18,439      51,445
           *Ore Pharmaceutical Holdings, Inc......   2,088         720
           #*Orexigen Therapeutics, Inc...........  23,059      72,175
           *Orthofix International N.V............   9,329     317,839
           *Orthovita, Inc........................  37,884      91,300
           #*Osiris Therapeutics, Inc.............  19,501     138,262
            Owens & Minor, Inc....................  71,349   2,457,973
           *OXiGENE, Inc..........................     214         374
           *Pain Therapeutics, Inc................  56,300     535,413
           *Palomar Medical Technologies, Inc.....  23,863     382,047
           *Par Pharmaceutical Cos., Inc..........  47,525   1,636,761
           *Parexel International Corp............  75,792   2,103,986

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
                                                           Shares      Value+
                                                           ------      -----

  Health Care -- (Continued)...........................
    #Patterson Cos., Inc...............................    97,615 $ 3,388,217
    *PDI, Inc..........................................    16,602     143,939
     PDL BioPharma, Inc................................   118,579     761,277
     PerkinElmer, Inc..................................   153,244   4,332,208
    *Pernix Therapeutics Holdings, Inc.................     6,670      79,706
    #Perrigo Co........................................    21,164   1,912,379
     Pfizer, Inc....................................... 3,406,208  71,394,120
    #Pharmaceutical Products Development Service, Inc..    92,264   2,846,344
    *Pharmasset, Inc...................................     2,775     281,579
    #*PharmAthene, Inc.................................     3,212      12,013
    *PharMerica Corp...................................    38,393     505,252
    *PHC, Inc..........................................    16,074      38,899
    *PhotoMedex, Inc...................................       431       3,659
    #*Poniard Pharmaceuticals, Inc.....................     9,411       3,388
    *Pozen, Inc........................................    14,195      88,577
    *Progenics Pharmaceuticals, Inc....................    36,715     272,058
    *ProPhase Labs, Inc................................    19,981      21,979
    *Providence Service Corp...........................    16,952     249,872
    *pSivida Corp......................................    19,235      84,057
    #*PSS World Medical, Inc...........................    60,216   1,731,812
     Psychemedics Corp.................................     1,810      19,638
    #Quality Systems, Inc..............................    12,030   1,079,332
     Quest Diagnostics, Inc............................   105,540   5,950,345
    *Questcor Pharmaceuticals, Inc.....................    47,500     973,750
    #*Quidel Corp......................................    36,612     485,841
    *RadNet, Inc.......................................    26,380      96,815
    *Raptor Pharmaceutical Corp........................       362       1,191
    *Regeneration Technologies, Inc....................    60,280     174,812
    *Regeneron Pharmaceuticals, Inc....................    33,215   1,697,619
    *RehabCare Group, Inc..............................    30,073   1,129,843
    *Repligen Corp.....................................    40,505     162,830
    *Repros Therapeutics, Inc..........................       500       2,845
    #*ResMed, Inc......................................    35,926   1,145,680
    *Retractable Technologies, Inc.....................     7,725      10,622
    *Rigel Pharmaceuticals, Inc........................    57,590     524,645
    *Rochester Medical Corp............................    13,631     157,438
    #*Rockwell Medical Technologies, Inc...............    11,849     121,689
    *Sangamo BioSciences, Inc..........................    28,218     202,605
    *Santarus, Inc.....................................    49,945     155,329
    *SciClone Pharmaceuticals, Inc.....................    59,868     264,018
    *SCOLR Pharma, Inc.................................     1,900         361
    *Select Medical Holdings Corp......................    66,625     594,295
    *SeraCare Life Sciences, Inc.......................       519       2,034
    *Sirona Dental Systems, Inc........................    59,952   3,421,461
    *Skilled Healthcare Group, Inc.....................    26,638     322,853
    *Solta Medical, Inc................................    52,168     189,370
    #*Somaxon Pharmaceuticals, Inc.....................    10,200      27,540
    *SonoSite, Inc.....................................    21,808     756,738
     Span-American Medical System, Inc.................     3,812      57,790
    *Spectranetics Corp................................    40,422     230,001
    *Spectrum Pharmaceuticals, Inc.....................    36,900     332,100
    *SRI/Surgical Express, Inc.........................     7,871      35,026
     St. Jude Medical, Inc.............................    36,203   1,934,688
    *Staar Surgical Co.................................    28,361     157,404
    *StemCells, Inc....................................    16,387      13,781
    *Stereotaxis, Inc..................................    44,332     172,451
     Steris Corp.......................................    63,831   2,300,469
    *Strategic Diagnostics, Inc........................    10,304      24,627
     Stryker Corp......................................    39,340   2,321,060
    *Sucampo Pharmaceuticals, Inc......................    14,749      66,076
    *Sun Healthcare Group, Inc.........................    27,539     324,685

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
                                                   Shares       Value+
                                                   ------       -----

          Health Care -- (Continued).............
            *SunLink Health Systems, Inc.........   1,200 $      2,640
            #*Sunrise Senior Living, Inc.........  69,257      718,888
            *SuperGen, Inc.......................  62,214      168,600
            *SurModics, Inc......................  20,745      318,643
            *Symmetry Medical, Inc...............  44,382      441,601
            *Synovis Life Technologies, Inc......  13,560      276,488
            *Synta Pharmaceuticals Corp..........  12,834       77,902
            *Targacept, Inc......................  14,688      355,156
            *Team Health Holdings, Inc...........  14,457      287,405
            *Techne Corp.........................  13,900    1,080,169
             Teleflex, Inc.......................  51,022    3,214,896
            *Telik, Inc..........................   1,600        1,440
            *Tenet Healthcare Corp............... 155,411    1,076,998
            *Theragenics Corp....................  18,695       36,455
            #*Theravance, Inc....................  21,211      588,605
            *Thermo Fisher Scientific, Inc....... 173,838   10,428,542
            *Thoratec Corp.......................  40,530    1,244,271
            *TomoTherapy, Inc....................  70,497      322,876
            *TranS1, Inc.........................  20,596      102,568
            *Transcend Services, Inc.............  12,619      304,496
            *Transcept Pharmaceuticals, Inc......  22,329      224,406
            *Trimeris, Inc.......................  17,500       44,275
            *Triple-S Management Corp............  24,918      521,783
             U.S. Physical Therapy, Inc..........  14,795      360,258
            #*United Therapeutics Corp...........  24,170    1,618,423
             UnitedHealth Group, Inc............. 491,713   24,207,031
             Universal American Corp.............  95,398    2,203,694
             Universal Health Services, Inc......  64,030    3,507,563
            *Urologix, Inc.......................   4,079        3,243
            *Uroplasty, Inc......................   2,767       18,982
             Utah Medical Products, Inc..........   4,989      138,794
            *Vanda Pharmaceuticals, Inc..........   1,976       15,907
            #*Varian Medical Systems, Inc........  14,346    1,007,089
            *Vascular Solutions, Inc.............  20,685      264,354
            #*VCA Antech, Inc....................  69,937    1,720,450
            #*Vertex Pharmaceuticals, Inc........  20,322    1,118,116
            *Vical, Inc..........................  72,462      272,457
            *Viropharma, Inc.....................  99,536    1,920,049
            *Vital Images, Inc...................  18,848      351,327
            *Waters Corp.........................  12,868    1,261,064
            #*Watson Pharmaceuticals, Inc........  95,501    5,922,972
            *WellCare Health Plans, Inc..........  53,082    2,325,522
             WellPoint, Inc...................... 211,328   16,227,877
             West Pharmaceutical Services, Inc...  44,014    2,079,221
            *Wright Medical Group, Inc...........  50,109      828,302
             Young Innovations, Inc..............   9,897      307,005
            *Zalicus, Inc........................  90,849      277,998
            *Zimmer Holdings, Inc................  70,032    4,569,588
            *Zoll Medical Corp...................  28,006    1,587,380
                                                          ------------
          Total Health Care......................          625,180,109
                                                          ------------

          Industrials -- (13.0%).................
            *3D Systems Corp.....................  28,192    1,176,170
             3M Co...............................  60,571    5,888,107
             A.O. Smith Corp.....................  47,955    2,108,581
            *A.T. Cross Co.......................   9,589      107,301
            #*A123 Systems, Inc.................. 110,033      664,599
            #AAON, Inc...........................  21,415      703,483
            *AAR Corp............................  50,302    1,309,864
             ABM Industries, Inc.................  67,017    1,629,853
            *Acacia Technologies Group...........  26,278    1,080,289

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
                                                     Shares     Value+
                                                     ------     -----

         Industrials -- (Continued)................
           *ACCO Brands Corp.......................  52,600 $  510,746
            Aceto Corp.............................  30,290    242,623
           *Active Power, Inc......................   7,900     19,197
            Actuant Corp. Class A..................  87,007  2,415,314
            Acuity Brands, Inc.....................  32,697  1,922,584
           *Advisory Board Co. (The)...............  13,807    645,063
           *Aecom Technology Corp.................. 150,661  4,107,019
           *AeroCentury Corp.......................   2,068     24,981
           *Aerosonic Corp.........................   1,200      3,924
           *Aerovironment, Inc.....................  27,681    793,061
           *AGCO Corp..............................  85,758  4,937,946
           *Air Transport Services Group, Inc......  81,444    666,212
            Aircastle, Ltd.........................  90,875  1,132,303
           #*AirTran Holdings, Inc................. 143,228  1,075,642
            Alamo Group, Inc.......................  15,034    430,123
           *Alaska Air Group, Inc..................  48,369  3,186,066
            Albany International Corp..............  34,374    870,006
            Alexander & Baldwin, Inc...............  57,632  3,037,206
           #Allegiant Travel Co....................  18,843    845,485
           #*Alliant Techsystems, Inc..............  17,256  1,219,136
           *Allied Defense Group, Inc..............   8,042     27,343
           *Allied Motion Technologies, Inc........   6,578     46,243
           *Altra Holdings, Inc....................  34,166    867,475
           *Amerco, Inc............................  24,362  2,478,103
           *American Railcar Industries, Inc.......  39,572  1,121,075
           *American Reprographics Co..............  55,077    492,939
            American Science & Engineering, Inc....   8,971    790,345
            American Woodmark Corp.................  16,764    340,477
            Ameron International Corp..............  11,431    804,057
            Ametek, Inc............................  43,239  1,990,724
            Ampco-Pittsburgh Corp..................  12,957    348,155
           *AMREP Corp.............................   7,977     78,972
           *APAC Customer Services, Inc............  66,915    382,085
            Apogee Enterprises, Inc................  34,139    487,505
           *Applied Energetics, Inc................   7,766      5,281
            Applied Industrial Technologies, Inc...  53,722  1,894,238
           *Argan, Inc.............................  15,276    143,594
            Arkansas Best Corp.....................  32,968    758,594
           *Armstrong World Industries, Inc........  74,050  3,313,738
           *Arotech Corp...........................   5,156      6,187
           *Ascent Solar Technologies, Inc.........  31,475     50,675
           *Astec Industries, Inc..................  28,697  1,112,870
           *Astronics Corp.........................  12,228    317,928
           *Astronics Corp. Class B................     739     19,214
           *Atlas Air Worldwide Holdings, Inc......  32,468  2,237,370
           *Avalon Holding Corp. Class A...........   1,202      3,492
            Avery Dennison Corp....................  50,284  2,098,854
           #*Avis Budget Group, Inc................ 126,190  2,392,562
            AZZ, Inc...............................  15,434    675,701
           *Babcock & Wilcox Co. (The).............  23,337    733,015
           #Badger Meter, Inc......................  14,700    557,277
           *Baker (Michael) Corp...................  11,508    283,557
           *Baldwin Technology Co. Class A.........  10,603     18,237
           #Barnes Group, Inc......................  69,866  1,728,485
            Barrett Business Services, Inc.........  13,746    221,586
           *BE Aerospace, Inc...................... 121,557  4,690,885
           *Beacon Roofing Supply, Inc.............  58,054  1,295,765
            Belden, Inc............................  61,550  2,340,747
           *Blount International, Inc..............  39,777    660,298
           *BlueLinx Holdings, Inc.................  34,108    123,471
            Boeing Co. (The).......................  66,931  5,339,755

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                                                     Shares      Value+
                                                     ------      -----

         Industrials -- (Continued)................
            Brady Co. Class A......................  67,166 $ 2,532,830
           *Breeze-Eastern Corp....................  10,787      92,121
           #Briggs & Stratton Corp.................  64,660   1,525,329
            Brink's Co. (The)......................  65,493   2,161,924
           *Broadwind Energy, Inc..................  20,725      34,196
           *BTU International, Inc.................  10,388     118,319
            Bucyrus International, Inc.............  62,921   5,754,125
           *Builders FirstSource, Inc..............  49,847     132,095
            C.H. Robinson Worldwide, Inc...........  16,987   1,362,018
           *CAI International, Inc.................  25,126     632,170
           #*Capstone Turbine Corp.................  12,576      24,523
           *Carlisle Cos., Inc.....................  77,600   3,844,304
            Cascade Corp...........................  14,672     671,978
           *Casella Waste Systems, Inc.............  27,869     188,394
            Caterpillar, Inc.......................  63,196   7,293,450
           #*CBIZ, Inc.............................  93,126     682,614
            CDI Corp...............................  24,076     356,806
           *CECO Environmental Corp................  17,951     102,500
           *Celadon Group, Inc.....................  27,715     409,351
           #*Cenveo, Inc...........................  40,047     259,505
           *Ceradyne, Inc..........................  30,925   1,449,146
           *Champion Industries, Inc...............   6,873      10,997
           *Chart Industries, Inc..................  37,348   1,815,486
            Chase Corp.............................  10,964     181,235
            Chicago Rivet & Machine Co.............     492       8,637
            Cintas Corp............................  95,000   2,949,750
            CIRCOR International, Inc..............  22,348   1,015,270
            CLAROC, Inc............................  47,618   2,151,857
           *Clean Harbors, Inc.....................  26,539   2,614,092
           *Coleman Cable, Inc.....................   6,906      69,198
           *Colfax Corp............................  52,218   1,140,963
           *Columbus McKinnon Corp.................  24,688     493,760
           *Comarco, Inc...........................   7,026       2,529
            Comfort Systems USA, Inc...............  48,466     591,770
           *Command Security Corp..................  10,654      18,112
           *Commercial Vehicle Group, Inc..........  23,035     397,584
            CompX International, Inc...............   3,471      48,768
           *Consolidated Graphics, Inc.............  14,922     837,870
            Con-way, Inc...........................  68,059   2,648,856
            Cooper Industries P.L.C................  32,172   2,121,743
           *Copart, Inc............................  45,007   2,041,968
            Corporate Executive Board Co...........  19,137     762,609
           *Corrections Corp. of America........... 143,512   3,572,014
           *CoStar Group, Inc......................  25,130   1,709,343
            Courier Corp...........................  21,176     290,111
            Covanta Holding Corp................... 209,697   3,600,498
           *Covenant Transportation Group, Inc.....  12,060     115,052
           *CPI Aerostructures, Inc................   7,493     104,228
           *CRA International, Inc.................  14,257     405,612
            Crane Co...............................  61,598   3,074,356
            CSX Corp............................... 166,800  13,125,492
            Cubic Corp.............................  34,937   1,889,393
            Cummins, Inc...........................  42,419   5,097,915
            Curtiss-Wright Corp....................  57,114   1,899,041
            Danaher Corp........................... 102,682   5,672,154
            Deere & Co.............................  46,100   4,494,750
           *Delta Air Lines, Inc...................  69,300     719,334
            Deluxe Corp............................  25,449     689,159
           *DigitalGlobe, Inc......................  60,203   1,745,887
           #*Dollar Thrifty Automotive Group, Inc..  33,400   2,302,262
           #Donaldson Co., Inc.....................  22,171   1,357,530

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                                                         Shares      Value+
                                                         ------      -----

    Industrials -- (Continued).......................
       Dover Corp....................................   108,852 $ 7,406,290
       Ducommun, Inc.................................    13,356     303,849
       Dun & Bradstreet Corp. (The)..................    19,905   1,635,793
      *DXP Enterprises, Inc..........................    17,848     468,510
      *Dycom Industries, Inc.........................    47,491     705,716
       Dynamic Materials Corp........................    16,601     431,958
      #*Eagle Bulk Shipping, Inc.....................    77,094     264,432
       Eastern Co....................................     5,850     111,150
       Eaton Corp....................................   133,708   7,157,389
       Ecology & Environment, Inc. Class A...........     3,253      63,629
      *EMCOR Group, Inc..............................    86,367   2,674,786
       Emerson Electric Co...........................    93,082   5,655,662
       Empire Resources, Inc.........................     6,900      30,015
       Encore Wire Corp..............................    30,098     840,035
      #*Ener1, Inc...................................    73,911     186,995
      #*Energy Conversion Devices, Inc...............    33,852      67,704
      *Energy Recovery, Inc..........................    39,867     123,189
       EnergySolutions, Inc..........................   112,810     637,377
      #*EnerNOC, Inc.................................       729      13,056
      *EnerSys.......................................    62,871   2,382,182
       Ennis, Inc....................................    33,383     623,594
      *EnPro Industries, Inc.........................    26,366   1,056,749
      *Environmental Tectonics Corp..................     1,572       4,543
       Equifax, Inc..................................    81,043   3,041,544
       ESCO Technologies, Inc........................    33,234   1,219,023
       Espey Manufacturing & Electronics Corp........     4,614     125,501
      *Esterline Technologies Corp...................    40,445   2,903,951
      #*Excel Maritime Carriers, Ltd.................   107,791     432,242
       Expeditors International of Washington, Inc...    34,200   1,856,034
      *Exponent, Inc.................................    18,149     778,774
      *Express-1 Expedited Solutions, Inc............    28,827      68,032
      #Fastenal Co...................................    23,979   1,608,751
       Federal Signal Corp...........................    81,695     551,441
       FedEx Corp....................................   126,335  12,086,469
      *Flanders Corp.................................    33,425     122,001
      *Flow International Corp.......................    65,766     283,451
       Flowserve Corp................................    13,466   1,705,065
       Fluor Corp....................................    87,851   6,144,299
      #Forward Air Corp..............................    30,662   1,030,856
      *Franklin Covey Co.............................    24,855     229,163
       Franklin Electric Co., Inc....................    30,494   1,375,584
      *Freightcar America, Inc.......................    14,638     438,847
      *Frozen Food Express Industries................    10,966      40,465
      #*FTI Consulting, Inc..........................    57,067   2,276,973
      *Fuel Tech, Inc................................    30,552     247,777
      *FuelCell Energy, Inc..........................    13,996      23,933
      *Furmanite Corp................................    50,182     420,525
       G & K Services, Inc. Class A..................    24,195     800,855
       Gardner Denver Machinery, Inc.................    65,591   5,667,718
       GATX Corp.....................................    67,845   2,867,808
      *Genco Shipping & Trading, Ltd.................    34,900     292,811
      *Gencor Industries, Inc........................     5,166      39,262
      #*GenCorp, Inc.................................    56,901     371,564
      *Generac Holdings, Inc.........................        64       1,332
      #*General Cable Corp...........................    67,246   3,261,431
       General Dynamics Corp.........................   134,869   9,821,161
       General Electric Co........................... 4,628,560  94,654,052
      *Genesee & Wyoming, Inc........................    48,791   3,024,066
      *Genpact, Ltd..................................    27,582     443,794
      *GEO Group, Inc. (The).........................    86,674   2,312,462
      *GeoEye, Inc...................................    28,768   1,067,005
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
                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
          *Gibraltar Industries, Inc.................  38,642 $  451,339
          *Global Power Equipment Group, Inc.........   8,632    244,027
           Goodrich Corp.............................  63,052  5,571,905
           Gorman-Rupp Co. (The).....................  21,013    849,976
          *GP Strategies Corp........................  17,590    230,253
          *Graco, Inc................................  10,999    550,280
          *Graftech International, Ltd...............  66,000  1,531,200
           Graham Corp...............................  12,150    277,992
          #Granite Construction, Inc.................  44,736  1,215,924
           Great Lakes Dredge & Dock Corp............  73,076    544,416
          *Greenbrier Cos., Inc......................  31,745    859,337
          *Griffon Corp..............................  76,049    968,864
          *H&E Equipment Services, Inc...............  41,445    824,756
           Hardinge, Inc.............................  10,715    138,759
          *Harsco Corp............................... 104,743  3,728,851
          *Hawaiian Holdings, Inc....................  81,169    474,839
           Healthcare Services Group, Inc............  39,873    708,144
           Heartland Express, Inc....................  84,079  1,450,363
          #HEICO Corp................................  20,364    980,718
           HEICO Corp. Class A.......................  51,298  1,824,139
           Heidrick & Struggles International, Inc...  20,447    478,460
          *Heritage-Crystal Clean, Inc...............   9,465    160,432
           Herman Miller, Inc........................  28,316    736,782
          *Hertz Global Holdings, Inc................ 150,736  2,594,167
          *Hexcel Corp............................... 117,968  2,539,851
          *Hill International, Inc...................  44,792    227,095
           HNI Corp..................................  54,751  1,506,748
          #*Hoku Corp................................  51,085    104,213
           Honeywell International, Inc..............  86,327  5,285,802
           Horizon Lines, Inc........................  72,385    128,121
           Houston Wire & Cable Co...................  22,285    374,165
          *Hub Group, Inc. Class A...................  46,901  1,889,172
          #Hubbell, Inc. Class A.....................   6,233    408,262
           Hubbell, Inc. Class B.....................  56,028  3,921,400
          *Hudson Highland Group, Inc................  42,879    258,560
          #*Huntington Ingalls Industries, Inc.......  22,463    898,520
          *Hurco Cos., Inc...........................   7,100    230,537
          *Huron Consulting Group, Inc...............  22,280    641,664
          *ICF International, Inc....................  24,047    585,785
          *Identive Group, Inc.......................  21,253     73,535
          *IDEX Corp.................................  98,409  4,617,350
          *IHS, Inc..................................  24,515  2,163,204
          *II-VI, Inc................................  35,540  2,055,989
           Illinois Tool Works, Inc..................  77,738  4,540,677
           Ingersoll-Rand P.L.C...................... 140,291  7,084,696
          #*Innerworkings, Inc.......................  59,462    533,374
          *Innotrac Corp.............................   4,173      6,218
          *Innovative Solutions & Support, Inc.......  19,410    110,055
          *Insituform Technologies, Inc..............  50,179  1,270,030
           Insperity, Inc............................  31,977    968,583
           Insteel Industries, Inc...................  20,225    301,959
          *Integrated Electrical Services, Inc.......  14,770     49,923
          *Intelligent Systems Corp..................     629      1,201
           Interface, Inc. Class A...................  65,277  1,216,763
          *Interline Brands, Inc.....................  41,496    876,396
           International Shipholding Corp............   8,363    200,628
           Intersections, Inc........................  22,068    332,123
          #Iron Mountain, Inc........................ 125,321  3,991,474
           ITT Industries, Inc....................... 112,804  6,518,943
          *J.B. Hunt Transport Services, Inc.........  32,900  1,568,672
          #*Jacobs Engineering Group, Inc............  78,490  3,893,889
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
                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
          #*JetBlue Airways Corp..................... 381,431 $2,158,899
           John Bean Technologies Corp...............  19,097    385,950
          *Joy Global, Inc...........................  20,498  2,069,273
          *Kadant, Inc...............................  17,092    527,288
           Kaman Corp. Class A.......................  34,408  1,279,978
          *Kansas City Southern......................  99,896  5,804,957
          *KAR Auction Services, Inc.................  20,200    393,900
           Kaydon Corp...............................  41,615  1,610,501
           KBR, Inc..................................  88,008  3,376,867
          *Kelly Services, Inc. Class A..............  64,846  1,239,207
          *Kelly Services, Inc. Class B..............   1,275     23,976
           Kennametal, Inc........................... 103,039  4,350,307
          *Key Technology, Inc.......................   7,062    131,424
          *Kforce, Inc...............................  50,734    793,987
           Kimball International, Inc. Class B.......  34,416    257,432
          #*Kirby Corp...............................  69,002  3,917,934
           Knight Transportation, Inc................ 101,977  1,836,606
           Knoll, Inc................................  30,471    598,146
          *Korn/Ferry International..................  59,844  1,239,369
          *Kratos Defense & Security Solutions, Inc..  27,473    375,556
           L.S. Starrett Co. Class A.................   7,047     96,614
           L-3 Communications Holdings, Inc..........  63,447  5,087,815
          *LaBarge, Inc..............................  30,927    591,943
          *Ladish Co., Inc...........................  20,436  1,158,721
          *Landstar System, Inc......................  14,471    685,925
           Lawson Products, Inc......................  12,431    273,855
          *Layne Christensen Co......................  23,763    707,187
           LB Foster Co. Class A.....................  12,093    514,678
          *LECG Corp.................................  11,738        869
          #Lennox International, Inc.................  27,100  1,317,331
           Lincoln Electric Holdings, Inc............  50,924  4,001,608
          #Lindsay Corp..............................  15,314  1,122,822
          *LMI Aerospace, Inc........................  14,148    283,667
          #Lockheed Martin Corp......................  31,576  2,502,398
           LSI Industries, Inc.......................  42,695    353,942
          *Lydall, Inc...............................  16,280    158,730
          *M&F Worldwide Corp........................  20,275    508,700
          *Magnetek, Inc.............................  15,256     32,343
          *Manitex International, Inc................   2,123     12,547
          #Manitowoc Co., Inc. (The)................. 169,092  3,752,151
           Manpower, Inc.............................  46,284  3,066,315
           Marten Transport, Ltd.....................  27,329    611,076
          #Masco Corp................................ 234,500  3,146,990
          *MasTec, Inc...............................  98,979  2,244,844
          *McDermott International, Inc..............  78,712  1,817,460
           McGrath Rentcorp..........................  30,567    867,797
          *Meritor, Inc..............................  80,461  1,384,734
          *Metalico, Inc.............................  76,765    486,690
           Met-Pro Corp..............................  29,174    346,879
          *MFRI, Inc.................................   6,501     67,285
          #*Microvision, Inc.........................  22,533     35,151
          *Middleby Corp.............................  18,769  1,683,016
           Miller Industries, Inc....................  14,067    222,540
          #Mine Safety Appliances Co.................  47,336  1,878,292
          *Mistras Group, Inc........................  33,297    610,001
          *Mobile Mini, Inc..........................  47,640  1,186,712
          *Monster Worldwide, Inc.................... 164,641  2,701,759
          *Moog, Inc.................................  52,850  2,331,742
          *Moog, Inc. Class B........................   5,562    245,896
          *MSC Industrial Direct Co., Inc. Class A...  11,500    823,285
           Mueller Industries, Inc...................  48,041  1,879,364

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
                                                      Shares      Value+
                                                      ------      -----

       Industrials -- (Continued)...................
          Mueller Water Products, Inc............... 185,823 $   817,621
          Multi-Color Corp..........................  16,790     346,881
         *MYR Group, Inc............................  24,975     622,627
          NACCO Industries, Inc. Class A............   8,674     912,765
          National Presto Industries, Inc...........   8,893     987,390
          National Technical Systems, Inc...........  11,231      83,559
         *Navigant Consulting, Inc..................  57,986     675,537
         *Navistar International Corp...............  24,316   1,690,448
        .#*NIVS IntelliMedia Technology Group, Inc..  25,332      55,981
         *NN, Inc...................................  20,805     364,712
          Nordson Corp..............................  44,212   2,518,758
          Norfolk Southern Corp..................... 166,058  12,401,211
          Northrop Grumman Corp..................... 134,779   8,573,292
         *Northwest Pipe Co.........................  11,515     277,051
         *Ocean Power Technologies, Inc.............   7,723      37,611
         *Old Dominion Freight Line, Inc............  73,991   2,768,743
         *Omega Flex, Inc...........................   8,600     121,346
         *On Assignment, Inc........................  45,153     495,328
         *Orbital Sciences Corp.....................  72,323   1,361,842
         *Orion Energy Systems, Inc.................  12,520      45,948
         *Orion Marine Group, Inc...................  21,334     220,380
         *Oshkosh Corp.............................. 114,264   3,617,598
         *Owens Corning, Inc........................ 177,364   6,711,454
         *P.A.M. Transportation Services, Inc.......   8,945     101,705
          PACCAR, Inc...............................  42,024   2,231,895
         #*Pacer International, Inc.................  43,600     261,164
          Pall Corp.................................  20,800   1,215,552
         *Paragon Technologies, Inc.................     900       2,070
          Parker Hannifin Corp......................  37,670   3,553,034
         *Park-Ohio Holdings Corp...................  23,150     493,558
         *Patrick Industries, Inc...................   3,787       9,013
         *Patriot Transportation Holding, Inc.......  10,326     260,318
          Pentair, Inc.............................. 121,217   4,868,075
         *PGT, Inc..................................  15,575      38,626
         *Pike Electric Corp........................  43,082     437,713
         *Pinnacle Airlines Corp....................  26,510     144,480
         #Pitney Bowes, Inc.........................  40,358     991,192
         *Plug Power, Inc...........................  40,978      23,357
         #*PMFG, Inc................................  16,672     382,122
         *Polypore International, Inc...............  48,768   3,012,399
         *Powell Industries, Inc....................  14,278     564,267
         *PowerSecure International, Inc............  39,354     308,929
          Precision Castparts Corp..................  18,138   2,802,684
          Preformed Line Products Co................   7,157     514,230
         *PRGX Global, Inc..........................  27,796     217,921
          Primoris Services Corp....................  37,948     447,027
          Providence & Worcester Railroad Co........   2,838      45,380
         *Quality Distribution, Inc.................  42,738     508,582
          Quanex Building Products Corp.............  49,033   1,027,732
         *Quanta Services, Inc...................... 150,041   3,252,889
          R. R. Donnelley & Sons Co................. 258,284   4,871,236
         *RailAmerica, Inc..........................  50,048     851,817
          Raven Industries, Inc.....................  18,727   1,018,000
          Raytheon Co............................... 153,241   7,439,851
         *RBC Bearings, Inc.........................  28,427   1,116,044
         *RCM Technologies, Inc.....................  13,140      74,241
         *Real Goods Solar, Inc.....................     512       1,326
          Regal-Beloit Corp.........................  50,182   3,803,294
         #*Republic Airways Holdings, Inc...........  61,971     334,334
          Republic Services, Inc.................... 165,458   5,231,782
          Resources Connection, Inc.................  91,994   1,360,591

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
                                                   Shares     Value+
                                                   ------     -----

           Industrials -- (Continued)
              Robbins & Myers, Inc.                57,278 $2,489,875
             #Robert Half International, Inc.      21,426    649,851
              Rockwell Automation, Inc.            47,364  4,126,825
              Rockwell Collins, Inc.               23,747  1,498,436
             *Rollins, Inc.                        41,154    862,999
             #Roper Industries, Inc.               60,145  5,201,941
             *RSC Holdings, Inc.                  101,038  1,330,670
             *Rush Enterprises, Inc. Class A       33,999    716,359
             *Rush Enterprises, Inc. Class B        8,637    159,784
              Ryder System, Inc.                   77,455  4,143,842
             *Saia, Inc.                           20,411    338,823
             *Sauer-Danfoss, Inc.                  48,881  2,885,445
              Schawk, Inc.                         31,026    585,150
             *School Specialty, Inc.               22,624    335,061
              Seaboard Corp.                        1,058  2,525,446
              Servidyne, Inc.                         850      2,100
             *Servotronics, Inc.                    1,473     13,500
             *SFN Group, Inc.                      50,457    531,312
             *Shaw Group, Inc.                    108,639  4,226,057
              SIFCO Industries, Inc.                6,675    110,004
             #Simpson Manufacturing Co., Inc.      63,384  1,769,681
              SkyWest, Inc.                       114,028  1,884,883
             *SL Industries, Inc.                  11,694    247,562
              SmartPros, Ltd.                       1,451      3,185
              Southwest Airlines Co.              672,807  7,905,482
             *Sparton Corp.                         8,966     72,983
             *Spire Corp.                           8,319     32,943
             *Spirit Aerosystems Holdings, Inc.   135,920  3,343,632
             #SPX Corp.                            63,818  5,517,066
             *Standard Parking Corp.               15,754    275,537
             #Standard Register Co.                27,436     94,380
              Standex International Corp.          16,350    597,756
              Steelcase, Inc. Class A             113,224  1,307,737
             #*Stericycle, Inc.                    14,710  1,342,729
             *Sterling Construction Co., Inc.      20,016    300,040
              Sun Hydraulics, Inc.                 19,868    923,663
              *SunPower Corp. Class B              53,447  1,142,162
              Superior Uniform Group, Inc.         12,533    141,184
             *Supreme Industries, Inc.             12,061     30,997
             *SYKES Enterprises, Inc.              58,522  1,172,196
             *Sypris Solutions, Inc.               17,920     89,958
              TAL International Group, Inc.        38,280  1,379,994
             *Taser International, Inc.            77,999    347,876
             *Team, Inc.                           25,816    644,109
             *Tech/Ops Sevcon, Inc.                 1,585     11,317
              Technology Research Corp.             3,525     25,274
             *Tecumseh Products Co. Class A        11,302    115,732
             *Tecumseh Products Co. Class B         3,810     38,024
             *Teledyne Technologies, Inc.          47,537  2,400,143
              Tennant Co.                          22,088    906,050
             *Terex Corp.                         141,736  4,929,578
             *Tetra Tech, Inc.                     80,977  1,912,677
              Textainer Group Holdings, Ltd.       62,435  2,213,945
             #Textron, Inc.                       164,487  4,293,111
             *Thomas & Betts Corp.                 75,300  4,365,141
             *Thomas Group, Inc.                      729        758
             *Timken Co.                          123,504  6,964,391
             #Titan International, Inc.            45,825  1,415,534
             *Titan Machinery, Inc.                23,000    723,580
              Toro Co.                             18,575  1,261,428
              Towers Watson & Co.                  14,781    847,838

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
                                                    Shares       Value+
                                                    ------       -----

         Industrials -- (Continued)...............
           *Track Data Corp.                            25 $      2,556
           *Trailer Bridge, Inc.                     8,912       22,458
           *TransDigm Group, Inc.                   37,373    3,113,171
           *TRC Cos., Inc.                          18,463       92,315
            Tredegar Industries, Inc.               33,747      738,384
           *Trex Co., Inc.                          19,419      622,962
           *TriMas Corp.                            40,695      944,531
           #Trinity Industries, Inc.               103,442    3,744,600
           #Triumph Group, Inc.                     32,280    2,779,954
           *TrueBlue, Inc.                          61,079      859,992
           *Tufco Technologies, Inc.                 2,398        7,817
            Tutor Perini Corp.                      58,667    1,564,062
            Twin Disc, Inc.                         22,040      750,903
            Tyco International, Ltd.               213,680   10,414,763
           *U.S. Home Systems, Inc.                  8,922       45,948
           *Ultralife Corp.                         19,679       86,588
            UniFirst Corp.                          18,507      957,922
            Union Pacific Corp.                    215,752   22,323,859
           *United Capital Corp.                     7,618      207,590
           #*United Continental Holdings, Inc.     155,729    3,553,736
            United Parcel Service, Inc.             62,923    4,717,337
           #*United Rentals, Inc.                   74,279    2,185,288
            United Stationers, Inc.                 30,116    2,170,159
            United Technologies Corp.               98,682    8,839,934
            Universal Forest Products, Inc.         23,050      744,284
           *Universal Power Group, Inc.              1,134        4,570
           *Universal Security Instruments, Inc.     1,645       12,518
           *Universal Truckload Services, Inc.      19,332      306,219
           *UQM Technologies, Inc.                  11,978       33,419
           *URS Corp.                               80,116    3,585,191
           #*US Airways Group, Inc.                128,059    1,164,056
            US Ecology, Inc.                        22,796      418,535
           *USA Truck, Inc.                         14,166      176,367
           #*USG Corp.                             126,708    1,953,837
            UTi Worldwide, Inc.                    109,704    2,458,467
            Valmont Industries, Inc.                27,925    2,940,502
           *Valpey Fisher Corp.                      1,658        5,173
           *Verisk Analytics, Inc. Class A           6,094      200,493
           *Versar, Inc.                            15,761       48,071
            Viad Corp.                              26,479      656,944
            Vicor Corp.                             33,362      557,479
            Virco Manufacturing Corp.               11,119       34,024
           *Vishay Precision Group, Inc.            24,604      405,966
           *Volt Information Sciences, Inc.         23,850      256,388
            VSE Corp.                                6,267      176,667
            W.W. Grainger, Inc.                     13,200    2,001,120
           *Wabash National Corp.                   21,150      233,284
           *Wabtec Corp.                            51,723    3,691,988
           #*Waste Connections, Inc.               148,382    4,565,730
            Waste Management, Inc.                  90,227    3,560,357
           #Watsco, Inc. Class A                    31,045    2,200,780
            Watsco, Inc. Class B                     4,774      338,811
            Watts Water Technologies, Inc.          39,180    1,516,266
           *WCA Waste Corp.                         15,687       93,651
           #Werner Enterprises, Inc.                92,767    2,427,712
           *WESCO International, Inc.               55,641    3,446,960
           *Willdan Group, Inc.                      7,353       32,059
           *Willis Lease Finance Corp.               8,269      109,068
           *Woodward, Inc.                          72,103    2,671,416
           #*YRC Worldwide, Inc.                     1,472        2,915
                                                           ------------
         Total Industrials                                  866,902,362
                                                           ------------
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
                                                    Shares      Value+
                                                    ------      -----

          Information Technology -- (12.9%)
            *Accelrys, Inc........................  70,359 $   532,618
            *Accenture P.L.C. Class A.............  43,404   2,479,671
            *ACI Worldwide, Inc...................  33,766   1,115,629
            *Acme Packet, Inc.....................  53,999   4,460,857
            *Acorn Energy, Inc....................  13,773      55,781
             Activision Blizzard, Inc............. 265,306   3,021,835
            *Actuate Corp.........................  60,260     351,316
            *Acxiom Corp.......................... 103,791   1,511,197
            *ADDvantage Technologies Group, Inc...   7,817      24,311
            *Adept Technology, Inc................   8,007      30,106
            *Adobe Systems, Inc...................  55,530   1,863,032
            *ADPT Corp............................ 155,522     444,793
            *Adtran, Inc..........................  56,267   2,322,139
            *Advanced Analogic Technologies, Inc..  54,400     231,744
            *Advanced Energy Industries, Inc......  56,835     804,215
            #*Advanced Micro Devices, Inc......... 174,600   1,588,860
            *Advanced Photonix, Inc...............   1,915       3,160
            #*Advent Software, Inc................  42,554   1,158,745
            *Aehr Test Systems....................   4,618       6,742
            *Aetrium, Inc.........................   6,465      11,314
            *Agilysys, Inc........................  17,211      89,841
            *Akamai Technologies, Inc.............  31,102   1,071,153
            #*Alliance Data Systems Corp..........  11,750   1,116,250
             Altera Corp..........................  39,402   1,918,877
            *Amdocs, Ltd.......................... 116,437   3,580,438
             American Software, Inc. Class A......  41,689     324,340
            #*Amkor Technology, Inc............... 240,016   1,608,107
             Amphenol Corp........................  28,671   1,602,996
            *Amtech Systems, Inc..................  11,796     269,892
            *Anadigics, Inc.......................  85,496     334,289
             Analog Devices, Inc..................  29,500   1,189,145
            *Analysts International Corp..........   6,028      26,282
            *Anaren, Inc..........................  18,597     308,524
            #*Ancestry.com, Inc...................   8,062     368,433
             Anixter International, Inc...........  44,380   3,334,713
            *Ansys, Inc...........................  44,700   2,471,463
            *AOL, Inc............................. 120,939   2,464,737
            *Apple, Inc...........................  73,982  25,762,752
             Applied Materials, Inc............... 293,774   4,609,314
            *Applied Micro Circuits Corp..........  85,598     897,067
            *Ariba, Inc........................... 108,962   3,788,609
            *Arris Group, Inc..................... 155,630   1,867,560
            *Arrow Electronics, Inc............... 146,863   6,695,484
            #*Aruba Networks, Inc.................  40,558   1,457,249
            #*AsiaInfo-Linkage, Inc...............   9,310     175,959
            *Aspen Technology, Inc................  24,177     362,413
             Astro-Med, Inc.......................   6,057      47,184
            *Atheros Communications, Inc..........  64,190   2,879,563
            *Atmel Corp........................... 445,219   6,811,851
            #*ATMI, Inc...........................  40,800     812,328
            *ATS Corp.............................   6,829      32,096
            *AuthenTec, Inc.......................  41,132     119,694
            #*Authentidate Holding Corp.             2,476       2,798
            *Autobytel, Inc.......................  18,788      27,243
            *Autodesk, Inc........................  41,500   1,866,670
             Automatic Data Processing, Inc.......  51,558   2,802,177
            *Aviat Networks, Inc..................  75,013     384,067
            *Avid Technology, Inc.................  49,806     925,395
            *Avnet, Inc........................... 130,546   4,741,431
             AVX Corp............................. 237,991   3,881,633
            *Aware, Inc...........................  24,076      81,377
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
                                                    Shares      Value+
                                                    ------      -----

         Information Technology -- (Continued)....
           *Axcelis Technologies, Inc............. 122,726 $   229,498
           *AXT, Inc..............................  41,251     288,344
            Bel Fuse, Inc. Class A................   4,354     100,142
            Bel Fuse, Inc. Class B................  12,011     241,781
           *Benchmark Electronics, Inc............  82,196   1,389,112
           *BigBand Networks, Inc.................  84,236     215,644
            Black Box Corp........................  35,024   1,223,739
           #Blackbaud, Inc........................  36,337   1,005,081
           #*Blackboard, Inc......................  33,822   1,627,176
           *Blonder Tongue Laboratories, Inc......     433         974
           *Blue Coat Systems, Inc................  45,399   1,307,491
           *BMC Software, Inc.....................  33,122   1,663,718
           *Bottomline Technologies, Inc..........  37,602   1,044,584
           *Brightpoint, Inc...................... 114,836   1,162,140
           *Broadcom Corp.........................  86,283   3,035,436
            Broadridge Financial Solutions, Inc...  34,218     795,226
           *BroadVision, Inc......................   2,211      29,694
           *Brocade Communications Systems, Inc... 518,384   3,239,900
           *Brooks Automation, Inc................  77,626     949,366
           *Bsquare Corp..........................  12,187      86,650
            CA, Inc............................... 171,600   4,219,644
           *Cabot Microelectronics Corp...........  29,825   1,456,951
           *CACI International, Inc...............  37,050   2,264,126
           *Cadence Design Systems, Inc........... 106,862   1,109,228
           *CalAmp Corp...........................  16,000      51,040
           *Calix, Inc............................  13,394     292,793
           *Callidus Software, Inc................  32,433     224,112
           *Cardtronics, Inc......................  34,762     738,693
           *Cascade Microtech, Inc................  18,324     120,755
            Cass Information Systems, Inc.........  11,737     468,541
           *CEVA, Inc.............................  27,565     842,938
           *Checkpoint Systems, Inc...............  53,496   1,126,626
           #*China Information Technology, Inc....  47,180     123,612
           *Chyron International Corp.............   5,035      10,422
           *Ciber, Inc............................  86,423     494,340
           *Ciena Corp............................     166       4,688
           *Cinedigm Digital Cinema Corp..........  10,917      24,345
           *Cirrus Logic, Inc.....................  94,229   1,560,432
            Cisco Sytems, Inc..................... 644,418  11,315,980
           *Citrix Systems, Inc...................  30,897   2,605,853
           *Clearfield, Inc.......................  13,385      78,838
            Cognex Corp...........................  50,265   1,572,289
           *Cognizant Technology Solutions Corp...  31,155   2,582,750
           *Cogo Group, Inc.......................  45,742     375,542
           *Coherent, Inc.........................  33,171   2,073,519
            Cohu, Inc.............................  31,343     451,653
            Communications Systems, Inc...........  17,110     272,049
           *CommVault Systems, Inc................  18,798     740,453
            Computer Sciences Corp................ 134,068   6,834,787
           *Computer Task Group, Inc..............  22,447     333,338
           *Compuware Corp........................ 250,937   2,843,116
           *comScore, Inc.........................  26,731     796,851
            Comtech Telecommunications Corp.......  31,549     892,837
           *Comverge, Inc.........................  18,473      71,306
           #*Concur Technologies, Inc.............  19,300   1,116,891
           *Concurrent Computer Corp..............   8,814      52,267
           #*Constant Contact, Inc................   4,132     114,498
           *Convergys Corp........................ 151,573   2,197,809
           *CoreLogic, Inc........................ 143,047   2,633,495
           *Corning, Inc.......................... 683,540  14,313,328
           *Cray, Inc.............................  45,789     307,702

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
                                                   Shares      Value+
                                                   ------      -----

          Information Technology -- (Continued)..
            #*Cree, Inc..........................  21,437 $   873,343
            *CSG Systems International, Inc......  43,126     915,996
            *CSP, Inc............................   2,797      13,314
             CTS Corp............................   8,585      94,349
            *CyberOptics Corp....................   7,425      73,879
            *Cymer, Inc..........................  59,173   2,846,813
            *Cypress Semiconductor Corp.......... 138,226   3,007,798
             Daktronics, Inc.....................  52,404     562,295
            *Datalink Corp.......................  15,288     121,845
            *Dataram Corp........................   5,453      10,415
             DDi Corp............................  25,566     245,689
            #*DealerTrack Holdings, Inc..........  50,303   1,129,805
            *Dell, Inc........................... 176,698   2,740,586
            *Deltek, Inc.........................  27,060     202,950
            *DemandTec, Inc......................   4,597      50,889
            *DG FastChannel, Inc.................  30,343   1,110,250
            *Dice Holdings, Inc..................  73,927   1,355,082
            *Diebold, Inc........................  85,255   2,881,619
            *Digi International, Inc.............  30,817     363,949
            *Digimarc Corp.......................   8,994     242,748
            #*Digital River, Inc.................  50,999   1,659,507
            *Diodes, Inc.........................  55,355   1,894,248
            *Ditech Networks, Inc................  23,200      31,552
            #*Document Security Systems, Inc.....   3,628      11,718
            *Dolby Laboratories, Inc.............  10,142     507,709
            *Dot Hill Systems Corp...............  48,796     143,948
            *DSP Group, Inc......................  31,722     256,314
             DST Systems, Inc....................  46,073   2,271,860
            *DTS, Inc............................  14,570     641,954
            *Dynamics Research Corp..............  10,821     160,800
             Earthlink, Inc...................... 131,391   1,080,034
            *eBay, Inc........................... 251,850   8,663,640
            #*Ebix, Inc..........................  38,513     880,022
            #*Echelon Corp.......................  30,359     288,714
            *EchoStar Corp.......................  48,766   1,808,243
            *Edgewater Technology, Inc...........   8,788      28,737
            *Elecsys Corp........................     376       1,914
             Electro Rent Corp...................  33,209     523,042
            *Electro Scientific Industries, Inc..  36,363     598,171
            *Electronic Arts, Inc................ 211,147   4,260,946
            *Electronics for Imaging, Inc........  63,833   1,146,441
            *eLoyalty Corp.......................   3,943      27,286
            *EMC Corp............................ 357,135  10,121,206
            #*EMCORE Corp........................  86,418     225,551
            *EMS Technologies, Inc...............  20,613     520,684
            *Emulex Corp......................... 112,374   1,088,904
            *EndWave Corp........................   5,844      14,084
            *Entegris, Inc....................... 216,242   1,866,168
            *Entorian Technologies, Inc..........   1,977       7,908
            #*Entropic Communications, Inc.......  58,727     514,449
            *Epicor Software Corp................  83,167   1,039,588
             EPIQ Systems, Inc...................  47,411     674,659
            *ePlus, Inc..........................  10,410     287,837
            *Equinix, Inc........................  14,494   1,458,966
            *Euronet Worldwide, Inc..............  64,234   1,204,388
            #*Evergreen Solar, Inc...............   5,774       8,372
            *Exar Corp...........................  54,082     330,441
            *ExlService Holdings, Inc............  37,134     769,416
            *Extreme Networks.................... 119,580     374,285
            *F5 Networks, Inc....................  22,500   2,280,600
            #FactSet Research Systems, Inc.......  15,644   1,711,610

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
                                                         Shares      Value+
                                                         ------      -----

    Information Technology -- (Continued)............
      #Fair Isaac Corp...............................    57,154 $ 1,707,762
      *Fairchild Semiconductor International, Inc....   162,438   3,406,325
      *FalconStor Software, Inc......................    50,770     216,280
      *Faro Technologies, Inc........................    20,727     894,785
      *FEI Co........................................    47,590   1,544,771
       Fidelity National Information Services, Inc...   244,980   8,108,838
      #*First Solar, Inc.............................     7,100     990,947
      *Fiserv, Inc...................................    95,033   5,826,473
       FLIR Systems, Inc.............................    23,287     820,168
      *FormFactor, Inc...............................    59,481     616,818
       Forrester Research, Inc.......................    29,389   1,161,159
      *Frequency Electronics, Inc....................    10,710     110,099
      *FSI International, Inc........................    45,722     210,321
      *Gartner Group, Inc............................    34,600   1,484,686
      *Gerber Scientific, Inc........................    28,123     268,856
      *GigOptix, Inc.................................     1,468       4,008
      *Global Cash Access, Inc.......................    72,942     240,709
      *Global Payments, Inc..........................     8,583     456,959
      *Globalscape, Inc..............................     8,905      23,687
      *Globecomm Systems, Inc........................    26,703     382,387
      *Google, Inc...................................    22,143  12,048,006
      *GSE Systems, Inc..............................     9,913      22,007
      *GSI Commerce, Inc.............................    19,587     573,312
      *GSI Technology, Inc...........................    35,345     314,924
      #*GT Solar International, Inc..................    69,833     780,035
      *GTSI Corp.....................................     7,192      33,371
      *Guidance Software, Inc........................    18,641     148,942
      *Hackett Group, Inc............................    46,036     199,796
      *Harmonic, Inc.................................   141,503   1,171,645
      #Harris Corp...................................    68,896   3,660,444
      *Hauppauge Digital, Inc........................     6,000      12,720
       Heartland Payment Systems, Inc................    23,435     467,763
      .*Here Media, Inc..............................       300          --
      .*Here Media, Inc. Special Shares..............       300          --
       Hewlett-Packard Co............................   667,594  26,950,770
      *Hittite Microwave Corp........................    17,254   1,110,985
      *HSW International, Inc........................     1,990       8,736
      *Hutchinson Technology, Inc....................    31,174      83,235
      *Hypercom Corp.................................    73,944     885,110
      *I.D. Systems, Inc.............................    14,741      66,040
      *IAC/InterActiveCorp...........................   165,687   5,982,958
      *IEC Electronics Corp..........................     9,658      83,638
       iGATE Corp....................................    62,975   1,068,056
      #*iGo, Inc.....................................    35,176     103,769
      *Ikanos Communications, Inc....................    23,895      30,108
      *Imation Corp..................................    51,717     531,134
       Imergent, Inc.................................     9,826      65,834
      *Immersion Corp................................    29,423     213,023
      *Infinera Corp.................................   131,810   1,030,754
      *Informatica Corp..............................    29,401   1,646,750
      *InfoSpace, Inc................................    46,638     419,742
      *Ingram Micro, Inc. Class A....................   220,604   4,131,913
      *Innodata Isogen, Inc..........................    29,908      77,462
      *Insight Enterprises, Inc......................    91,174   1,564,546
      *Integral Systems, Inc.........................    34,703     433,440
      *Integrated Device Technology, Inc.............   204,306   1,662,029
      *Integrated Silicon Solution, Inc..............    33,565     324,238
       Intel Corp.................................... 1,282,072  29,731,250
      *Intellicheck Mobilisa, Inc....................     7,700       7,931
      *Interactive Intelligence, Inc.................    20,173     754,874
       InterDigital, Inc.............................    20,100     930,429

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                                                     Shares      Value+
                                                     ------      -----

         Information Technology -- (Continued).....
           *Intermec, Inc..........................  75,757 $   869,690
           *Internap Network Services Corp.........  65,684     531,384
            International Business Machines Corp...  92,663  15,806,455
           *International Rectifier Corp...........  91,557   3,164,210
           *Internet Media Services, Inc...........   1,495         329
           *Interphase Corp........................   4,986      26,974
           #Intersil Corp. Class A................. 156,222   2,307,399
           *Intest Corp............................   3,806      15,110
           *Intevac, Inc...........................  26,600     325,318
           *IntriCon Corp..........................   8,894      41,802
           *Intuit, Inc............................  34,988   1,943,933
           *INX, Inc...............................   9,241      60,067
           *IPG Photonics Corp.....................  85,345   5,928,064
           *Iteris, Inc............................  16,314      22,513
           *Itron, Inc.............................  50,958   2,773,644
           *Ixia...................................  75,322   1,230,761
           *IXYS Corp..............................  38,312     607,628
           #*j2 Global Communications, Inc.........  47,257   1,392,191
            Jabil Circuit, Inc..................... 263,522   5,228,276
           *Jack Henry & Associates, Inc...........  57,102   1,939,755
           *JDA Software Group, Inc................  50,179   1,644,366
           *JDS Uniphase Corp...................... 251,104   5,233,007
           *Juniper Networks, Inc.................. 110,758   4,245,354
           *Kemet Corp.............................  25,302     398,000
           *Kenexa Corp............................  30,283     890,926
           *Key Tronic Corp........................  10,152      53,501
            Keynote Systems, Inc...................  18,313     390,799
           *KIT Digital, Inc.......................  27,540     316,985
            KLA-Tencor Corp........................  82,633   3,627,589
           *Knot, Inc. (The).......................  42,210     430,964
           *Kopin Corp.............................  79,070     380,327
           *Kulicke & Soffa Industries, Inc........  93,797     849,801
           *KVH Industries, Inc....................  18,992     248,795
           #*L-1 Identity Solutions, Inc........... 172,346   2,021,619
           *Lam Research Corp......................  54,114   2,614,247
           *Lattice Semiconductor Corp............. 178,231   1,210,188
           *Lawson Software, Inc................... 229,365   2,539,071
           *LeCroy Corp............................   9,674     126,342
            Lender Processing Services, Inc........  31,117     915,773
           *Lexmark International, Inc.............  79,200   2,554,200
           *LGL Group, Inc.........................   2,633      36,335
           *Limelight Networks, Inc................ 122,732     781,803
            Linear Technology Corp.................  47,472   1,652,026
           *Lionbridge Technologies, Inc...........  36,384     122,614
           *Liquidity Services, Inc................  34,460     670,247
            Littlefuse, Inc........................  28,872   1,796,127
           #*LogMeIn, Inc..........................   1,003      43,199
           *LoJack Corp............................  48,498     222,121
           *LookSmart, Ltd.........................  14,172      27,494
           *LoopNet, Inc...........................  41,716     775,083
           *Loral Space & Communications, Inc......  21,700   1,516,830
           *LSI Corp............................... 579,165   4,245,279
           *LTX-Credence Corp......................  44,044     381,861
           *Mace Security International, Inc.......   2,449         735
           *Magma Design Automation, Inc...........  42,000     267,120
           *Management Network Group, Inc..........   2,407       5,416
           *Manhattan Associates, Inc..............  33,551   1,212,869
           *ManTech International Corp. Class A....  25,603   1,123,716
            Marchex, Inc...........................  34,809     245,752
           *Marvell Technology Group, Ltd.......... 185,769   2,866,416
           *Mastech Holdings, Inc..................   2,854      11,074

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                                                    Shares      Value+
                                                    ------      -----

          Information Technology -- (Continued)...
             MasterCard, Inc. Class A.............   9,835 $ 2,713,378
            *Mattson Technology, Inc..............  61,197     141,977
            *Maxim Integrated Products, Inc....... 193,273   5,284,084
             Maximus, Inc.........................  28,200   2,255,718
            *Maxwell Technologies, Inc............  10,310     183,827
            *Measurement Specialties, Inc.........  18,423     640,752
            *MEMC Electronic Materials, Inc....... 267,457   3,164,016
            *MEMSIC, Inc..........................  15,813      55,187
            *Mentor Graphics Corp................. 145,057   2,139,591
            *Mercury Computer Systems, Inc........  34,690     669,864
             Mesa Laboratories, Inc...............   3,801     117,679
             Methode Electronics, Inc.............  47,491     586,989
             Micrel, Inc..........................  66,400     850,584
            #Microchip Technology, Inc............  42,631   1,749,576
            *Micron Technology, Inc............... 529,305   5,975,853
            *MICROS Systems, Inc..................  71,100   3,698,622
            *Microsemi Corp....................... 108,950   2,571,220
             Microsoft Corp....................... 748,306  19,470,922
            *MicroStrategy, Inc...................   5,319     751,575
            #*Mindspeed Technologies, Inc.........  34,106     307,636
            *MIPS Technologies, Inc...............  48,713     405,292
             MKS Instruments, Inc.................  64,046   1,817,625
             Mocon, Inc...........................   8,521     123,469
             ModusLink Global Solutions, Inc......  53,066     278,066
            #Molex, Inc...........................  12,787     345,249
             Molex, Inc. Class A..................  67,990   1,531,135
            *MoneyGram International, Inc.........  71,700     283,932
            *Monolithic Power Systems, Inc........  36,270     615,865
            *Monotype Imaging Holdings, Inc.......  45,285     615,876
            #*MoSys, Inc..........................  33,844     209,494
            *Motorola Mobility Holdings, Inc...... 104,983   2,735,857
            *Motorola Solutions, Inc.............. 133,425   6,121,539
            *Move, Inc............................  44,787     107,041
             MTS Systems Corp.....................  24,501   1,084,659
            *Multi-Fineline Electronix, Inc.......  31,136     829,152
            *Nanometrics, Inc.....................  29,114     470,773
            *NAPCO Security Technologies, Inc.....  12,122      26,668
            *National Instruments Corp............  27,450     832,833
             National Semiconductor Corp..........  40,752     982,938
            *NCI, Inc. Class A....................  10,441     256,953
            *NCR Corp............................. 148,754   2,946,817
            *NetApp, Inc..........................  41,900   2,177,962
            *NETGEAR, Inc.........................  45,269   1,889,981
            *NetList, Inc.........................  21,629      51,261
            #*NetLogic Microsystems, Inc..........  24,841   1,071,392
            *NetScout Systems, Inc................  49,993   1,279,321
            #*NetSuite, Inc.......................   9,720     336,409
            *Network Engines, Inc.................  14,793      26,332
            *Network Equipment Technologies, Inc..  34,316     115,645
            *NeuStar, Inc.........................  34,215     920,041
            *Newport Corp.........................  48,252     903,760
            *Newtek Business Services, Inc........  14,356      20,816
            *Nextwave Wireless, Inc...............   2,353         976
             NIC, Inc.............................  37,300     479,492
            *Novatel Wireless, Inc................  40,698     252,328
            *Novellus Systems, Inc................ 131,268   4,213,703
            #*Nuance Communications, Inc.......... 189,766   3,928,156
            *NumereX Corp. Class A................  16,698     162,639
            *Nvidia Corp.......................... 115,245   2,304,900
            *Oclaro, Inc..........................  54,033     605,980
            *OmniVision Technologies, Inc.........  72,595   2,439,192

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
                                                     Shares      Value+
                                                     ------      -----

        Information Technology -- (Continued)......
          *ON Semiconductor Corp................... 196,444 $ 2,064,626
          *Online Resources Corp...................  36,374     138,949
          #*Onvia, Inc.............................   1,484       6,203
          #*OpenTable, Inc.........................   7,716     858,714
          *Openwave Systems, Inc...................  87,932     184,657
          *Oplink Communications, Inc..............  27,318     540,896
           OPNET Technologies, Inc.................  27,328   1,070,164
          *Opnext, Inc............................. 107,457     253,599
           Optical Cable Corp......................   8,150      36,594
           Oracle Corp............................. 457,669  16,498,967
          *Orbcomm, Inc............................  43,142     133,740
          *OSI Systems, Inc........................  23,369     897,136
          *Overland Storage, Inc...................   1,366       3,142
          *PAR Technology Corp.....................  17,200      72,928
          *Parametric Technology Corp.............. 111,939   2,716,760
           Park Electrochemical Corp...............  26,028     832,115
          *ParkerVision, Inc.......................   3,828       2,420
           Paychex, Inc............................  32,300   1,056,533
          *PC Connection, Inc......................  33,180     294,638
          *PC Mall, Inc............................  12,475     121,881
          *PC-Tel, Inc.............................  30,780     224,694
          *PDF Solutions, Inc......................  32,968     208,358
           Pegasystems, Inc........................     691      25,657
          *Perceptron, Inc.........................   9,114      57,054
          *Perficient, Inc.........................  38,955     486,548
          *Performance Technologies, Inc...........   5,123      11,117
          *Pericom Semiconductor Corp..............  33,282     302,533
          *Pervasive Software, Inc.................  16,603     112,900
          *Photronics, Inc.........................  72,310     631,266
          *Pinnacle Data Systems, Inc..............     700         889
          *Pixelworks, Inc.........................  15,200      42,560
          *Planar Systems, Inc.....................  18,614      46,349
           Plantronics, Inc........................  57,320   2,124,852
          *Plexus Corp.............................  49,966   1,823,259
          *PLX Technology, Inc.....................  42,610     146,152
          *PMC-Sierra, Inc......................... 308,757   2,476,231
          *Polycom, Inc............................  96,868   5,795,612
          #Power Integrations, Inc.................  32,400   1,307,016
          #*Power-One, Inc......................... 110,075     909,220
          *Presstek, Inc...........................  30,818      56,089
          .*Price Communications Liquidation Trust.  11,700          --
          *Progress Software Corp..................  85,111   2,523,541
          *PROS Holdings, Inc......................  23,192     363,651
           Pulse Electronics Corp..................  43,018     257,248
           QAD, Inc. Class A.......................  13,878     151,548
           QAD, Inc. Class B.......................   3,469      36,182
          *QLogic Corp............................. 112,700   2,026,346
           QUALCOMM, Inc........................... 145,469   8,268,458
          *Qualstar Corp...........................   8,094      14,326
          *Quantum Corp............................ 185,179     588,869
          *Quest Software, Inc..................... 123,231   3,174,431
          *QuickLogic Corp.........................  21,279      79,371
          *QuinStreet, Inc.........................   1,123      20,304
          #*Rackspace Hosting, Inc.................   5,880     271,597
          *Radiant Systems, Inc....................  39,933     795,465
          *RadiSys Corp............................  29,103     256,397
          *RAE Systems, Inc........................  33,068      61,837
          *Rainmaker Systems, Inc..................  16,080      18,010
          *Rambus, Inc.............................  42,072     837,233
          *Ramtron International Corp..............  30,073      96,234
          *RealNetworks, Inc....................... 163,332     604,328

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
                                                     Shares     Value+
                                                     ------     -----

         Information Technology -- (Continued).....
           *Red Hat, Inc...........................  56,958 $2,703,796
           *Reis, Inc..............................  16,269    158,785
           *Relm Wireless Corp.....................   4,040      5,858
            Renaissance Learning, Inc..............  23,551    282,376
            RF Industries, Ltd.....................   7,012     26,646
           *RF Micro Devices, Inc.................. 320,102  2,131,879
            Richardson Electronics, Ltd............  17,731    239,014
           *RightNow Technologies, Inc.............  13,209    477,902
            Rimage Corp............................  12,713    190,186
           #*Riverbed Technology, Inc..............  55,540  1,951,676
           *Rofin-Sinar Technologies, Inc..........  38,920  1,685,625
           *Rogers Corp............................  19,428    806,651
           #*Rosetta Stone, Inc....................  26,778    377,034
           #*Rovi Corp............................. 129,166  6,272,301
           #*Rubicon Technology, Inc...............  18,991    541,433
           *Rudolph Technologies, Inc..............  40,052    452,988
           *S1 Corp................................ 106,307    730,329
           *Saba Software, Inc.....................  29,436    298,775
           *SAIC, Inc.............................. 149,037  2,593,244
           #*Salesforce.com, Inc...................  19,400  2,688,840
           *Sandisk Corp...........................  53,475  2,627,762
           *Sanmina-SCI Corp.......................  96,853  1,135,117
           *Sapient Corp........................... 125,030  1,578,504
           *SAVVIS, Inc............................  41,638  1,638,872
           *ScanSource, Inc........................  33,606  1,202,087
           *Scientific Learning Corp...............  11,264     34,918
           *SeaChange International, Inc...........  39,019    417,893
           #*Seagate Technology.................... 283,376  4,993,085
           *Selectica, Inc.........................     538      2,846
           *Semtech Corp...........................  77,638  2,179,299
           *ShoreTel, Inc..........................  57,045    596,120
           *Sigma Designs, Inc.....................  40,935    522,331
           *Silicon Graphics International Corp....  39,183    720,184
           *Silicon Image, Inc.....................  97,061    807,548
           #*Silicon Laboratories, Inc.............  50,025  2,180,090
           *Simulations Plus, Inc..................   4,400     13,948
           *Skyworks Solutions, Inc................ 174,423  5,487,348
           *Smart Modular Technologies (WWH), Inc..  76,619    700,298
           *Smith Micro Software, Inc..............  44,347    342,359
           *SolarWinds, Inc........................  27,992    678,246
           *Solera Holdings, Inc...................   9,596    527,780
           *Sonic Foundry, Inc.....................     619      8,344
           *Sonus Networks, Inc.................... 350,476  1,380,875
           *Soundbite Communications, Inc..........   2,720      7,181
           #*Sourcefire, Inc.......................  28,664    763,036
           *Spansion, Inc. Class A.................  64,642  1,273,447
           *Spark Networks, Inc....................  20,148     64,877
           *Spectrum Control, Inc..................  14,878    295,923
           *SRA International, Inc.................  56,402  1,747,898
           *SRS Labs, Inc..........................  16,310    132,926
           *SS&C Technologies Holdings, Inc........   2,527     51,551
            Stamps.com, Inc........................  18,865    255,055
           *Standard Microsystems Corp.............  28,157    764,463
           *StarTek, Inc...........................  15,481     84,217
           #*STEC, Inc.............................  63,415  1,326,642
           #*Stratasys, Inc........................  26,638  1,434,456
           *Stream Global Services, Inc............   4,272     13,927
           *SuccessFactors, Inc....................  38,233  1,325,538
           #*SunPower Corp. Class A................  69,672  1,516,759
           *Super Micro Computer, Inc..............  48,208    822,428
           *Supertex, Inc..........................  16,588    358,135

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
                                                          Shares     Value+
                                                          ------     -----

     Information Technology -- (Continued)..............
       *Support.com, Inc................................  65,180 $  373,481
       *Sycamore Networks, Inc..........................  35,397    867,226
       *Symantec Corp................................... 164,032  3,223,229
       *Symmetricom, Inc................................  51,429    313,717
       #*Synaptics, Inc.................................  36,647  1,041,508
       *Synchronoss Technologies, Inc...................  31,435  1,014,093
       *SYNNEX Corp.....................................  42,286  1,417,850
       *Synopsys, Inc................................... 159,035  4,355,969
        Syntel, Inc.....................................  16,632    909,438
       #*Take-Two Interactive Software, Inc............. 112,925  1,827,126
       *Taleo Corp......................................  31,715  1,150,303
        TE Connectivity, Ltd............................ 152,500  5,467,125
       *Tech Data Corp..................................  63,197  3,357,657
       *TechTarget, Inc.................................  49,891    431,058
       *Tekelec.........................................  82,899    692,207
       *TeleCommunication Systems, Inc..................  57,937    267,090
       *TeleTech Holdings, Inc..........................  76,589  1,521,823
        Tellabs, Inc.................................... 553,536  2,723,397
        Telular Corp....................................  17,504    122,353
       *Teradata Corp...................................  25,280  1,413,658
       #*Teradyne, Inc.................................. 179,413  2,888,549
        Tessco Technologies, Inc........................  14,125    166,534
       *Tessera Technologies, Inc.......................  65,397  1,292,245
        Texas Instruments, Inc.......................... 148,207  5,265,795
        TheStreet.com, Inc..............................  32,682    117,655
       #*THQ, Inc.......................................  78,822    318,441
       *TIBCO Software, Inc............................. 201,978  6,057,320
       *Tier Technologies, Inc..........................  20,570    114,986
       *TNS, Inc........................................  27,099    445,237
       *Tollgrade Communications, Inc...................   9,604     96,904
        Total System Services, Inc...................... 139,907  2,637,247
       *Transact Technologies, Inc......................  10,193    118,035
       *TranSwitch Corp.................................   1,860      7,738
       #*Travelzoo, Inc.................................   9,313    762,735
       *Trident Microsystems, Inc.......................  22,800     23,028
       #*Trimble Navigation, Ltd........................  22,795  1,067,718
       *Trio-Tech International.........................   3,963     17,516
       *Triquint Semiconductor, Inc..................... 198,996  2,740,175
       *TSR, Inc........................................     751      3,770
       *TTM Technologies, Inc........................... 102,029  1,950,794
       #*Tyler Technologies, Inc........................  31,179    772,927
       #*Ultimate Software Group, Inc...................   9,456    529,536
       *Ultra Clean Holdings, Inc.......................  27,275    313,390
       *Ultratech, Inc..................................  31,800    995,658
       *Unisys Corp.....................................  36,960  1,096,973
        United Online, Inc.............................. 107,353    708,530
       #*Universal Display Corp.........................  20,467  1,124,457
       #*USA Technologies, Inc..........................   6,722     20,435
       *UTStarcom, Inc.................................. 148,307    381,149
       *ValueClick, Inc................................. 104,097  1,743,625
       *Varian Semiconductor Equipment Associates, Inc..  30,189  1,265,825
       #*Veeco Instruments, Inc.........................  43,548  2,226,609
       *VeriFone Systems, Inc...........................  62,553  3,429,155
        VeriSign, Inc...................................  39,976  1,477,513
       *Vertro, Inc.....................................   3,780     13,117
       #*Viasat, Inc....................................  52,076  2,078,874
       *Viasystems Group, Inc...........................   9,026    235,669
       *Vicon Industries, Inc...........................   3,400     16,660
       *Video Display Corp..............................  10,670     38,519
       #Virnetx Holding Corp............................  21,612    547,864
       *Virtusa Corp....................................  54,146  1,010,364
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
                                                  Shares       Value+
                                                  ------       -----

          Information Technology -- (Continued).
             Visa, Inc.......................... 123,944 $  9,682,505
            #*Vishay Intertechnology, Inc....... 344,460    6,572,297
            *VistaPrint NV......................  31,892    1,734,925
            *VMware, Inc. Class A...............   8,843      843,887
            *Vocus, Inc.........................  11,606      343,886
            *Volterra Semiconductor Corp........  21,622      568,442
            #*Wave Systems Corp. Class A........  10,400       33,176
             Wayside Technology Group, Inc......   4,662       65,501
            *Web.com Group, Inc.................  34,717      547,834
            *WebMD Health Corp..................   1,891      109,432
            *WebMediaBrands, Inc................   6,600       11,616
            *Websense, Inc......................   9,841      253,799
            *Westell Technologies, Inc..........  67,864      244,310
            *Western Digital Corp............... 125,624    4,999,835
             Western Union Co. (The)............  62,124    1,320,135
            *Winland Electronics, Inc...........     400          292
            *Wireless Ronin Technologies, Inc...   2,221        2,710
            *Wireless Telecom Group, Inc........   9,995        8,996
            *WPCS International, Inc............   6,800       17,680
            *Wright Express Corp................  42,450    2,391,208
             Xerox Corp......................... 899,054    9,071,455
            #Xilinx, Inc........................  41,800    1,457,148
            *X-Rite, Inc........................  85,342      419,029
            *Yahoo!, Inc........................ 564,582   10,021,330
            *Zebra Technologies Corp. Class A...  71,014    2,790,140
            *Zix Corp...........................  48,438      159,845
            *Zoran Corp.........................  60,800      636,576
            *Zygo Corp..........................  21,826      326,299
                                                         ------------
          Total Information Technology..........          859,446,834
                                                         ------------

          Materials -- (5.0%)...................
             A. Schulman, Inc...................  39,994    1,012,648
            *A.M. Castle & Co...................  29,865      563,851
            *AEP Industries, Inc................   8,159      247,462
             Air Products & Chemicals, Inc......  24,763    2,365,362
             Airgas, Inc........................  56,913    3,952,608
            #AK Steel Holding Corp.............. 143,527    2,332,314
             Albemarle Corp.....................  33,994    2,398,277
             Alcoa, Inc......................... 455,468    7,742,956
            #Allegheny Technologies, Inc........  61,295    4,413,240
            #AMCOL International Corp...........  39,823    1,482,212
            *American Pacific Corp..............   7,051       43,505
             American Vanguard Corp.............  33,546      299,230
            *AptarGroup, Inc....................  71,658    3,758,462
            *Arabian American Development Co....   9,471       38,642
             Arch Chemicals, Inc................  32,962    1,274,641
             Ashland, Inc.......................  85,486    5,306,971
             Balchem Corp.......................  23,389      928,309
             Ball Corp..........................  55,054    2,054,065
             Bemis Co., Inc..................... 144,549    4,530,166
            #Boise, Inc......................... 108,575    1,066,207
             Buckeye Technologies, Inc..........  48,922    1,377,644
             Cabot Corp.........................  87,111    3,906,928
            *Calgon Carbon Corp.................  73,833    1,266,974
             Carpenter Technology Corp..........  56,913    2,917,360
            *Celanese Corp. Class A.............  21,200    1,058,304
            *Century Aluminum Co................ 118,440    2,366,431
             CF Industries Holdings, Inc........  23,458    3,320,480
            *Clearwater Paper Corp..............  15,153    1,189,207
             Cliffs Natural Resources, Inc......  61,620    5,775,026
            *Coeur d'Alene Mines Corp........... 115,841    3,673,318

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
                                                        Shares      Value+
                                                        ------      -----

     Materials -- (Continued).........................
        Commercial Metals Co.......................... 149,493 $ 2,505,503
        Compass Minerals International, Inc...........  13,558   1,323,396
       *Contango ORE, Inc.............................   1,821      31,685
       *Continental Materials Corp....................   1,019      16,110
       *Core Molding Technologies, Inc................   7,909      66,436
       *Crown Holdings, Inc...........................  37,000   1,383,800
        Cytec Industries, Inc.........................  63,931   3,751,471
        Deltic Timber Corp............................  16,443   1,114,835
        Domtar Corp...................................  54,512   5,070,706
        Dow Chemical Co. (The)........................ 381,147  15,623,216
        E.I. du Pont de Nemours & Co..................  96,050   5,454,680
       #Eagle Materials, Inc..........................  57,938   1,685,416
        Eastman Chemical Co...........................  35,955   3,856,174
        Ecolab, Inc...................................  24,544   1,294,941
       *Ferro Corp.................................... 115,227   1,728,405
       *Flotek Industries, Inc........................  13,047     124,990
        FMC Corp......................................  22,500   1,986,300
        Freeport-McMoRan Copper & Gold, Inc. Class B.. 152,674   8,401,650
        Friedman Industries, Inc......................  13,567     143,810
       *Gammon Gold, Inc..............................  24,818     270,764
       *General Moly, Inc.............................  78,745     403,174
       *General Steel Holdings, Inc...................   7,500      16,950
       *Georgia Gulf Corp.............................  42,249   1,663,766
        Globe Specialty Metals, Inc...................  95,295   2,145,090
       *Golden Minerals, Co...........................  19,506     390,120
       *Graphic Packaging Holding Co.................. 342,204   1,878,700
        Greif, Inc. Class A...........................  31,500   1,956,150
        Greif, Inc. Class B...........................  27,393   1,594,547
        H.B. Fuller Co................................  62,800   1,372,180
        Hawkins, Inc..................................  13,766     647,553
        Haynes International, Inc.....................  15,945     861,668
       *Headwaters, Inc...............................  78,366     427,878
       *Hecla Mining Co............................... 278,206   2,617,918
       *Horsehead Holding Corp........................  52,383     826,080
        Huntsman Corp................................. 308,295   6,427,951
        Innophos Holdings, Inc........................  33,897   1,570,787
       *Innospec, Inc.................................  30,467   1,147,387
        International Flavors & Fragrances, Inc.......  17,200   1,092,544
        International Paper Co........................ 274,706   8,482,921
       #*Intrepid Potash, Inc.........................  17,335     593,897
        Kaiser Aluminum Corp..........................  24,031   1,204,193
       *KapStone Paper & Packaging Corp...............  57,432     998,168
        KMG Chemicals, Inc............................  13,890     285,995
        Koppers Holdings, Inc.........................  13,519     618,224
       *Kraton Performance Polymers, Inc..............  18,168     838,635
        Kronos Worldwide, Inc.........................  38,090   2,344,820
       *Landec Corp...................................  33,718     218,493
        Limoneira Co..................................   1,007      22,164
       *Louisiana-Pacific Corp........................ 158,644   1,475,389
       *LSB Industries, Inc...........................  27,099   1,093,445
       *Lubrizol Corp.................................  19,000   2,555,880
       #Martin Marietta Materials, Inc................  31,870   2,906,225
       *Material Sciences Corp........................   8,954      71,274
       *Materion Corp.................................  26,358   1,100,710
        MeadWestavco Corp............................. 177,786   5,989,610
       *Mercer International, Inc.....................  56,119     682,968
       #*Metalline Mining Co..........................  11,100      10,730
        Minerals Technologies, Inc....................  23,486   1,597,048
       #*Mines Management, Inc........................  14,333      41,709
       *Mod-Pac Corp..................................   3,434      18,509
        Monsanto Co...................................  54,961   3,739,546

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
                                                        Shares     Value+
                                                        ------     -----

       Materials -- (Continued)
         #*Mosaic Co. (The)                             28,257 $2,115,319
          Myers Industries, Inc.                        45,332    483,692
          Nalco Holding Co.                             55,441  1,619,432
         *Nanophase Technologies Corp.                   3,149      4,125
          Neenah Paper, Inc.                            19,400    452,602
          NewMarket Corp.                               16,011  2,951,148
          Newmont Mining Corp.                         139,570  8,180,198
          NL Industries, Inc.                           61,848    880,716
         *Northern Technologies International Corp.      5,700     88,464
          Nucor Corp.                                  135,033  6,341,150
          Olin Corp.                                    96,624  2,487,102
          Olympic Steel, Inc.                           14,378    422,282
         *OM Group, Inc.                                37,291  1,351,426
         *Omnova Solutions, Inc.                        39,941    339,498
         *Owens-Illinois, Inc.                          62,814  1,863,691
          P.H. Glatfelter Co.                           58,257    792,295
          Packaging Corp. of America                   109,931  3,136,331
         *Penford Corp.                                 22,102    123,992
          PolyOne Corp.                                118,875  1,721,310
          PPG Industries, Inc.                          24,442  2,313,924
          Praxair, Inc.                                 27,886  2,967,628
          Quaker Chemical Corp.                         14,747    666,269
          Reliance Steel & Aluminum Co.                 94,231  5,334,417
         #Rock-Tenn Co. Class A                         50,110  3,461,098
         *Rockwood Holdings, Inc.                       90,383  5,128,331
          Royal Gold, Inc.                              63,235  3,856,070
         *RPM International, Inc.                      144,886  3,404,821
         *RTI International Metals, Inc.                39,450  1,260,033
          Schnitzer Steel Industries, Inc. Class A      29,987  1,861,293
          Schweitzer-Maudoit International, Inc.        23,487  1,217,566
          Scotts Miracle-Gro Co. Class A (The)          25,060  1,415,138
          Sealed Air Corp.                             121,449  3,129,741
         *Senomyx, Inc.                                 28,989    176,253
          Sensient Technologies Corp.                   63,282  2,397,755
         #Sherwin-Williams Co.                          19,100  1,571,739
         #Sigma-Aldrich Corp.                           21,678  1,530,033
          Silgan Holdings, Inc.                         32,796  1,504,025
         *Solitario Exploration & Royalty Corp.          2,615      7,034
         *Solutia, Inc.                                120,981  3,187,849
         *Sonoco Products Co.                          108,280  3,742,157
         *Southern Copper Corp.                         72,950  2,732,707
         *Spartech Corp.                                38,500    274,890
          Steel Dynamics, Inc.                         268,198  4,878,522
          Stepan Co.                                    13,066    940,360
         *Stillwater Mining Co.                        113,671  2,592,836
         #*STR Holdings, Inc.                            3,848     63,377
          Synalloy Corp.                                11,860    177,900
          Temple-Inland, Inc.                          141,678  3,333,683
          Texas Industries, Inc.                        35,154  1,482,444
         *Titanium Metals Corp.                        221,660  4,439,850
         #*U.S. Gold Corp.                             138,882  1,305,491
         *United States Lime & Minerals, Inc.            8,239    340,765
         #United States Steel Corp.                     88,682  4,231,018
         *Universal Stainless & Alloy Products, Inc.     8,690    315,012
          Valhi, Inc.                                   43,304  1,370,139
          Valspar Corp.                                126,583  4,975,978
         *Verso Paper Corp.                             37,297    175,669
         #Vulcan Materials Co.                          78,937  3,567,952
         *Walter Energy, Inc.                           11,800  1,630,996
          Wausau Paper Corp.                            62,069    418,966
          Westlake Chemical Corp.                       89,708  5,889,330

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
                                                       Shares          Value+
                                                       ------          -----

Materials -- (Continued)
  #Weyerhaeuser Co.                                   266,511    $  6,132,418
   Worthington Industries, Inc.                        92,494       1,995,096
  *WR Grace & Co.                                      40,675       1,845,018
   Zep, Inc.                                           26,845         510,055
  *Zoltek Cos., Inc.                                   43,429         558,063
                                                                 ------------
Total Materials....................................               334,094,566
                                                                 ------------

Other -- (0.0%)....................................
  *All American Group, Inc. Escrow Shares                 800              --
 .#*Atlas Energy, Inc. Escrow Shares                   91,849              --
  .*Avigen, Inc. Escrow Shares                         14,351              --
  .*Concord Camera Corp. Escrow Shares                  2,339              --
  .*J. Crew Group, Inc. Escrow Shares                  25,192              --
  .*MAIR Holdings, Inc. Escrow Shares                     400              --
  .*Softbrands, Inc. Escrow Shares                     14,700              --
  .*Voyager Learning Co. Escrow Shares                  7,226              --
                                                                 ------------
Total Other                                                                --
                                                                 ------------

Real Estate Investment Trusts -- (0.0%)
  *Transcontinental Realty Investors, Inc.                100             318
                                                                 ------------

Telecommunication Services -- (2.8%)
   AboveNet, Inc.                                      31,995       2,135,666
  #Alaska Communications Systems Group, Inc.           23,118         223,551
  *American Tower Corp.                                39,600       2,071,476
   AT&T, Inc.                                       2,555,855      79,538,208
   Atlantic Tele-Network, Inc.                         19,422         713,370
  *Cbeyond, Inc.                                       39,088         498,763
   CenturyLink, Inc.                                  182,680       7,449,690
  *Cincinnati Bell, Inc.                              174,030         520,350
  *Cogent Communications Group, Inc.                   39,501         573,160
   Consolidated Communications Holdings, Inc.          38,006         698,930
  *Crown Castle International Corp.                    29,691       1,272,556
  *FiberTower Corp.                                    59,322          80,085
   Frontier Communications Corp.                      497,379       4,113,324
  *General Communications, Inc. Class A                64,916         746,534
  *Global Crossing, Ltd.                               20,511         479,547
   HickoryTech Corp.                                   16,711         158,755
  *Hughes Communications, Inc.                         27,019       1,617,087
  #*ICO Global Communications (Holdings), Ltd.         12,527          36,203
   IDT Corp. Class B                                   24,876         721,155
  #*Iridium Communications, Inc.                       59,738         467,749
  *Leap Wireless International, Inc.                   89,942       1,334,739
  *MetroPCS Communications, Inc.                      296,305       4,986,813
  *Neutral Tandem, Inc.                                31,621         483,485
  *NII Holdings, Inc.                                 109,151       4,538,499
   NTELOS Holdings Corp.                               40,039         789,969
  *PAETEC Holding Corp.                               167,568         603,245
  *Premiere Global Services, Inc.                      87,044         688,518
  *Primus Telecommunications Group, Inc.                2,875          39,531
  *SBA Communications Corp.                            23,603         911,784
   Shenandoah Telecommunications Co.                   29,898         562,680
  *Sprint Nextel Corp.                              1,238,690       6,416,414
  *SureWest Communications                             15,394         224,291
   Telephone & Data Systems, Inc.                      65,007       2,181,635
   Telephone & Data Systems, Inc. Special Shares       57,657       1,680,702
  *tw telecom, inc.                                   104,065       2,241,560
  *United States Cellular Corp.                        37,490       1,846,008
   USA Mobility, Inc.                                  29,804         460,472
   Verizon Communications, Inc.                     1,260,585      47,624,901
   Warwick Valley Telephone Co.                         7,064         105,960

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
                                                    Shares       Value+
                                                    ------       -----

        Telecommunication Services -- (Continued)
           Windstream Corp.                        303,789 $  3,891,537
          *Xeta Corp.                               10,831       59,570
                                                           ------------
        Total Telecommunication Services                    185,788,472
                                                           ------------

        Utilities -- (2.2%)
          *AES Corp.                               547,200    7,244,928
          #*AGL Resources, Inc.                     41,650    1,728,892
           ALLETE, Inc.                             31,071    1,258,065
          *Alliant Energy Corp.                     27,859    1,101,545
           Ameren Corp.                             44,234    1,296,499
           American Electric Power Co., Inc.        53,574    1,954,380
           American States Water Co.                16,084      561,492
          *American Water Works Co., Inc.           19,464      571,852
          *Aqua America, Inc.                       74,571    1,681,576
           Artesian Resources Corp.                  5,797      113,273
           Atmos Energy Corp.                       49,422    1,724,334
           Avista Corp.                             49,494    1,205,179
          #Black Hills Corp.                        34,166    1,187,269
          #*Cadiz, Inc.                              6,221       77,451
           California Water Service Group           27,382    1,032,849
          *Calpine Corp.                           370,649    6,208,371
           CenterPoint Energy, Inc.                 71,966    1,338,568
           Central Vermont Public Service Corp.     17,186      402,324
           CH Energy Group, Inc.                    20,779    1,114,170
           Chesapeake Utilities Corp.                9,080      388,533
           Cleco Corp.                              39,747    1,395,120
          #CMS Energy Corp.                         72,197    1,429,501
           Connecticut Water Services, Inc.         10,390      267,439
           Consolidated Edison, Inc.                34,814    1,814,506
           Consolidated Water Co., Ltd.             16,048      157,431
           Constellation Energy Group, Inc.         27,541    1,003,043
           Delta Natural Gas Co., Inc.               2,664       84,342
           Dominion Resources, Inc.                 66,237    3,074,722
          #*DPL, Inc.                               50,510    1,529,948
           DTE Energy Co.                           32,924    1,663,650
           Duke Energy Corp.                       152,334    2,841,029
          #*Dynegy, Inc.                           144,635      916,986
           Edison International, Inc.               57,548    2,259,910
          *El Paso Electric Co.                     38,160    1,182,197
           Empire District Electric Co.             36,269      813,876
          *Energen Corp.                            23,816    1,548,278
           Entergy Corp.                            20,864    1,454,638
           EQT Corp.                                28,749    1,512,485
           Exelon Corp.                             57,710    2,432,477
           FirstEnergy Corp.                        50,822    2,030,847
           Gas Natural, Inc.                         4,925       55,259
          *GenOn Energy, Inc.                      981,885    3,858,808
           Great Plains Energy, Inc.                73,229    1,507,053
          #*Hawaiian Electric Industries, Inc.      50,529    1,287,984
           IDACORP, Inc.                            33,576    1,316,515
           Integrys Energy Group, Inc.              26,309    1,377,539
           ITC Holdings Corp.                       27,447    1,946,816
           Laclede Group, Inc.                      19,213      737,203
           MDU Resources Group, Inc.                46,121    1,101,831
           MGE Energy, Inc.                         20,075      843,351
           Middlesex Water Co.                      17,520      330,778
           National Fuel Gas Co.                    16,904    1,239,063
           New Jersey Resources Corp.               34,363    1,504,412
           NextEra Energy, Inc.                     45,621    2,580,780
           Nicor, Inc.                              24,240    1,343,623
          #NiSource, Inc.                           57,400    1,116,430

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
                                                                   Shares            Value+
                                                                   ------            -----

Utilities -- (Continued)
   Northeast Utilities, Inc.                                       30,990    $    1,103,244
   Northwest Natural Gas Co.                                       23,259         1,075,496
   NorthWestern Corp.                                              31,620         1,029,231
  *NRG Energy, Inc.                                               214,777         5,197,603
  *NSTAR                                                           36,869         1,707,035
   NV Energy, Inc.                                                128,307         1,948,983
  *OGE Energy Corp.                                                33,996         1,807,567
   Oneok, Inc.                                                     19,816         1,385,931
  #Ormat Technologies, Inc.                                        57,201         1,424,305
   Otter Tail Corp.                                                30,754           719,029
   Pennichuck Corp.                                                 4,414           125,049
  #Pepco Holdings, Inc.                                            42,692           822,675
   PG&E Corp.                                                      44,149         2,034,386
  #Piedmont Natural Gas Co.                                        38,752         1,230,376
   Pinnacle West Capital Corp.                                     20,700           898,173
   PNM Resources, Inc.                                             75,982         1,164,804
   Portland General Electric Co.                                   65,034         1,623,249
   PPL Corp.                                                       54,370         1,491,369
   Progress Energy, Inc.                                           32,979         1,564,854
   Public Service Enterprise Group, Inc.                          221,874         7,137,687
   Questar Corp.                                                  167,251         2,938,600
   RGC Resources, Inc.                                              1,471            50,441
  #SCANA Corp.                                                     18,988           788,382
   Sempra Energy                                                   26,800         1,476,680
   SJW Corp.                                                       23,612           548,743
  #South Jersey Industries, Inc.                                   25,901         1,488,012
   Southern Co.                                                    96,431         3,764,666
   Southwest Gas Corp.                                             39,783         1,582,170
  *Synthesis Energy Systems, Inc.                                  48,933           196,221
   TECO Energy, Inc.                                              101,124         1,948,659
   UGI Corp.                                                       59,812         1,991,740
   UIL Holdings Corp.                                              43,191         1,374,338
   UniSource Energy Corp.                                          31,816         1,181,328
   Unitil Corp.                                                    12,852           324,642
  #*Vectren Corp.                                                  44,258         1,264,894
  #Westar Energy, Inc.                                             60,352         1,642,178
   WGL Holdings, Inc.                                              26,759         1,057,516
   Wisconsin Energy Corp.                                          36,918         1,152,211
   Xcel Energy, Inc.                                               77,054         1,874,724
   York Water Co.                                                  10,807           188,690
                                                                             --------------
Total Utilities                                                                 146,077,301
                                                                             --------------
TOTAL COMMON STOCKS                                                           6,128,782,503
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Avalon Contingent Value Rights                                  7,847                --
  *Caliper Life Sciences, Inc. Warrants 08/10/11                      359               147
  *Capital Bank Corp. Rights 03/04/11                               7,309                --
  *Celgene Corp. Contingent Value Rights                           19,083            47,708
  *Central Pacific Financial Corp. Rights 05/06/11                  1,671             9,107
  .*Contra Pharmacopeia Contingent Value Rights                    12,586                --
  .*Emergent Biosolutions, Inc. Contingent Value Rights             4,801                --
  .*Empire Resorts, Inc. Rights 05/20/11                           12,000                --
  .*First Federal Bancshares of Arkansas, Inc. Rights               7,401            51,067
  .Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights    20,816                --
  .*Macatawa Bank Corp. Rights                                     19,067                --
  *Sanofi-Aventis SA Contingent Value Rights                       82,609           204,870
  .*U.S. Concrete, Inc. Warrants A 08/31/17                           813                --
  .*U.S. Concrete, Inc. Warrants B 08/31/17                           813                --
  *Valley National Bancorp Warrants 06/30/15                          398             1,067
                                                                             --------------
TOTAL RIGHTS/WARRANTS                                                               313,966
                                                                             --------------

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
                                                                                                Shares         Value+
                                                                                                ------         -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
 BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares......................  28,695,296 $   28,695,296
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                           -----------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 521,669,261    521,669,261
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
 FNMA 3.500%, 02/01/26, valued at $1,547,802) to be repurchased at $1,502,727.............      $1,503      1,502,719
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                523,171,980
                                                                                                       --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,595,588,154)....................................................................             $6,680,963,745
                                                                                                       ==============

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares     Value+
                                                        ------     -----

       COMMON STOCKS -- (90.4%)........................
       Consumer Discretionary -- (13.5%)...............
         *1-800-FLOWERS.COM, Inc....................... 23,265 $   77,938
         *4Kids Entertainment, Inc.....................  8,373      1,675
         *99 Cents Only Stores......................... 57,512  1,159,442
         #Aaron's, Inc................................. 61,802  1,779,280
         #Abercrombie & Fitch Co.......................  9,837    696,460
         *AC Moore Arts & Crafts, Inc.................. 21,580     58,698
          Acme United Corp.............................  1,921     18,057
          Advance Auto Parts, Inc......................  5,300    346,938
         *Aeropostale, Inc.............................  8,400    214,452
         *AFC Enterprises, Inc......................... 10,308    155,238
         *AH Belo Corp................................. 17,602    146,449
          Aldila, Inc..................................  3,550     15,265
          Ambassadors Group, Inc....................... 15,154    152,752
          Amcon Distributing Co........................    438     30,660
         #*American Apparel, Inc....................... 42,938     62,260
         *American Axle & Manufacturing Holdings, Inc.. 19,916    254,925
         *American Biltrite, Inc.......................  1,677     17,609
          American Eagle Outfitters, Inc............... 24,368    379,166
         #American Greetings Corp. Class A............. 21,500    528,900
         #*American Public Education, Inc..............  3,570    150,833
         *America's Car-Mart, Inc...................... 10,824    264,972
         *Amerigon, Inc................................  6,010    102,471
          Ameristar Casinos, Inc....................... 32,956    657,472
         #*ANN, Inc.................................... 43,589  1,360,413
          Arbitron, Inc................................  6,100    235,948
         *Arctic Cat, Inc.............................. 11,890    199,633
          Ark Restaurants Corp.........................  3,103     51,510
         *Asbury Automotive Group, Inc................. 30,289    524,000
         *Ascena Retail Group, Inc..................... 35,291  1,104,255
         *Ascent Media Corp............................ 12,727    611,278
         *Atrinsic, Inc................................  3,209      8,343
         *Audiovox Corp. Class A....................... 20,793    153,452
         #*AutoNation, Inc............................. 40,511  1,373,728
         *Bakers Footwear Group, Inc...................  2,000      2,300
         *Ballantyne Strong, Inc.......................  9,603     64,820
         #*Bally Technologies, Inc.....................  4,600    179,354
         #Barnes & Noble, Inc.......................... 32,818    360,670
         *Bassett Furniture Industries, Inc............ 10,093     90,534
         *Beasley Broadcast Group, Inc.................  6,377     42,981
         *Beazer Homes USA, Inc........................ 71,337    332,430
          bebe stores, Inc............................. 80,250    539,280
         *Bed Bath & Beyond, Inc.......................  5,500    308,660
         *Belo Corp.................................... 71,988    608,299
         *Benihana, Inc................................  4,202     37,188
         *Benihana, Inc. Class A.......................  8,879     78,579
         #Best Buy Co., Inc............................ 11,191    349,383
          Big 5 Sporting Goods Corp.................... 22,333    266,879
         *Big Lots, Inc................................ 16,633    683,783
         *Biglari Holdings, Inc........................  1,773    775,227
         #*BJ's Restaurants, Inc....................... 27,264  1,280,045
         *Blockbuster, Inc. Class B.................... 15,945        600
         #*Blue Nile, Inc..............................  2,173    123,861
         *Bluegreen Corp............................... 32,000    124,480
          Blyth, Inc...................................  7,970    375,706
          Bob Evans Farms, Inc......................... 28,301    887,519
         #*Bon-Ton Stores, Inc. (The).................. 14,449    200,552
          Books-A-Million, Inc......................... 13,630     62,971
         #*Borders Group, Inc.......................... 28,683      8,892

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
                                                        Shares     Value+
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

      Consumer Discretionary -- (Continued)...........
        *BorgWarner, Inc..............................  12,561 $  970,212
         Bowl America, Inc. Class A...................   2,752     34,950
        #*Boyd Gaming Corp............................  77,500    692,850
         Brinker International, Inc...................  14,698    354,075
        *Brookfield Residential Properties, Inc.......  20,347    251,285
        #Brown Shoe Co., Inc..........................  38,649    488,910
        #Brunswick Corp............................... 103,824  2,426,367
        #Buckle, Inc..................................  11,925    542,468
        *Buffalo Wild Wings, Inc......................   4,500    274,950
        *Build-A-Bear-Workshop, Inc...................  18,741    114,882
        *Cabela's, Inc................................  76,421  1,951,792
        *Cache, Inc...................................  11,200     64,288
        *California Pizza Kitchen, Inc................  20,230    323,680
         Callaway Golf Co.............................  76,853    544,119
        *Cambium Learning Group, Inc..................  37,895    130,359
        *Canterbury Park Holding Corp.................   4,963     64,469
        #*Capella Education Co........................   3,104    153,958
        #*Career Education Corp.......................  56,094  1,223,410
        *Caribou Coffee Co., Inc......................   8,590     80,918
        *CarMax, Inc..................................  26,062    904,351
        *Carmike Cinemas, Inc.........................   8,706     63,206
         Carnival Corp................................  41,983  1,598,293
        *Carriage Services, Inc.......................  15,504     99,226
        *Carrols Restaurant Group, Inc................  10,875    106,140
        *Carter's, Inc................................  21,244    656,864
        *Casual Male Retail Group, Inc................  44,887    189,423
         Cato Corp. Class A...........................  23,720    605,097
        *Cavco Industries, Inc........................   6,611    307,279
         CBS Corp. Class A............................   5,655    143,354
         CBS Corp. Class B............................ 210,809  5,316,603
         CEC Entertainment, Inc.......................  11,700    442,611
        #*Charles & Colvard, Ltd......................  15,531     42,710
        *Charming Shoppes, Inc........................ 103,080    466,952
        #*Cheesecake Factory, Inc.....................  28,943    851,503
         Cherokee, Inc................................   3,009     58,375
         Chico's FAS, Inc.............................  16,994    248,622
        *Children's Place Retail Stores, Inc. (The)...  20,289  1,078,766
        #*Chipotle Mexican Grill, Inc.................   3,000    800,370
        #Choice Hotels International, Inc.............   5,575    208,394
         Christopher & Banks Corp.....................  31,724    195,103
        *Chromcraft Revington, Inc....................   2,820      4,512
         Churchill Downs, Inc.........................  14,897    621,354
         Cinemark Holdings, Inc.......................  66,724  1,356,499
        *Citi Trends, Inc.............................  10,740    239,072
        *CKX, Inc.....................................  21,709     99,210
        *Clear Channel Outdoor Holdings, Inc. Class A.  21,495    295,771
        *Coast Distribution System, Inc...............   1,632      6,332
        *Cobra Electronics Corp.......................   2,924     11,374
        #*Coinstar, Inc...............................  13,400    723,332
        *Coldwater Creek, Inc.........................  45,454    138,635
        #*Collective Brands, Inc......................  57,576  1,209,096
         Collectors Universe, Inc.....................   4,583     70,762
        #Columbia Sportswear Co.......................  20,336  1,382,645
         Comcast Corp. Class A........................ 298,194  7,824,611
         Comcast Corp. Special Class A................ 100,809  2,474,861
        #*Conn's, Inc.................................  28,750    188,313
         Cooper Tire & Rubber Co......................  41,211  1,111,873
        *Core-Mark Holding Co., Inc...................  11,528    386,303
        #*Corinthian Colleges, Inc....................  28,265    125,779
        *Cost Plus, Inc...............................  19,626    213,727
         CPI Corp.....................................   2,300     41,331
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                                                       Shares     Value+
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

       Consumer Discretionary -- (Continued).........
          Cracker Barrel Old Country Store, Inc......   4,897 $  250,873
         *Craftmade International, Inc...............   1,843      7,741
         *Crocs, Inc.................................  61,700  1,240,787
         #*Crown Media Holdings, Inc.................  19,905     43,592
          CSS Industries, Inc........................   4,800     92,544
         *Culp, Inc..................................   7,948     80,116
         #*Cumulus Media, Inc........................  10,095     46,942
         *Cybex International, Inc...................   2,804      3,000
         *Cycle Country Accessories Corp.............   2,700        972
         *Dana Holding Corp..........................  69,075  1,255,093
          Darden Restaurants, Inc....................   5,017    235,648
         *Deckers Outdoor Corp.......................   6,000    509,160
         *dELiA*s, Inc...............................  18,616     32,950
         *Delta Apparel, Inc.........................  12,525    221,567
          Destination Maternity Corp.................   7,248    169,386
          DeVry, Inc.................................   9,500    502,550
         *DGSE Cos., Inc.............................   2,306     13,213
         #*Dick's Sporting Goods, Inc................   8,194    335,380
         #Dillard's, Inc. Class A....................  62,205  2,987,084
         *DineEquity, Inc............................  14,400    719,568
         *DIRECTV Class A............................  33,010  1,603,956
         *Discovery Communications, Inc. (25470F104).   8,891    393,516
         *Discovery Communications, Inc. (25470F203).   1,300     56,823
         *Discovery Communications, Inc. (25470F302).  10,473    413,265
         *Dixie Group, Inc...........................   7,426     31,932
         *Dolan Media Co.............................  30,528    359,315
         *Dollar Tree, Inc...........................   9,300    534,750
         *Domino's Pizza, Inc........................  14,278    265,142
         *Dorman Products, Inc.......................  16,192    631,488
          Dover Downs Gaming & Entertainment, Inc....  15,417     54,268
          DR Horton, Inc.............................  95,084  1,182,845
         *Dreams, Inc................................   8,050     18,918
         *DreamWorks Animation SKG, Inc..............   9,579    253,748
          Drew Industries, Inc.......................  21,102    507,925
         #*drugstore.com, Inc........................  42,870    162,049
         #*DSW, Inc..................................   9,540    452,959
         #*Eastman Kodak Co..........................  87,549    243,386
          EDCI Holdings, Inc.........................   2,070      7,421
         #*Education Management Corp.................     730     13,534
          Educational Development Corp...............   3,087     17,905
          Einstein Noah Restaurant Group, Inc........   8,696    140,527
         *Emerson Radio Corp.........................  22,180     53,676
         *Emmis Communications Corp. Class A.........   5,300      6,413
         *Empire Resorts, Inc........................   7,700      5,159
         *Entercom Communications Corp...............  25,794    272,643
         *Entravision Communications Corp............  42,282     99,786
         *EnviroStar, Inc............................   1,100      1,419
          Escalade, Inc..............................   9,788     53,540
         #Ethan Allen Interiors, Inc.................  25,200    607,068
         *Ever-Glory International Group, Inc........   2,000      3,800
         *EW Scripps Co. Class A (The)...............  43,716    415,302
         *Exide Technologies.........................  67,713    679,839
          Expedia, Inc...............................  28,900    723,367
          Family Dollar Stores, Inc..................  13,400    726,414
         *Famous Dave's of America, Inc..............   6,406     63,099
         *Federal-Mogul Corp.........................  42,352  1,122,328
          Finish Line, Inc. Class A..................  43,139    927,057
         *Fisher Communications, Inc.................   7,173    216,983
          Flanigan's Enterprises, Inc................     300      2,382
          Flexsteel Industries, Inc..................   5,993     85,640
          Foot Locker, Inc........................... 105,891  2,278,774
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                                                     Shares     Value+
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

         Consumer Discretionary -- (Continued).....
           *Ford Motor Co..........................  86,858 $1,343,693
            Fortune Brands, Inc....................  31,053  2,020,929
           *Fossil, Inc............................  16,451  1,575,677
           *Frederick's of Hollywood Group, Inc....   3,900      3,198
            Fred's, Inc............................  37,904    529,140
            Frisch's Restaurants, Inc..............   5,689    129,027
           #*Fuel Systems Solutions, Inc...........  14,054    417,755
           *Full House Resorts, Inc................  14,484     57,936
           *Furniture Brands International, Inc....  43,300    209,572
            Gaiam, Inc.............................  17,607    104,762
           #*GameStop Corp. Class A................ 120,560  3,095,981
           *GameTech International, Inc............   2,168        434
            Gaming Partners International Corp.....   9,358     65,974
            Gannett Co., Inc.......................  73,987  1,114,244
            Gap, Inc...............................  16,300    378,812
           #*Garmin, Ltd...........................   5,054    172,998
           *Gaylord Entertainment Co...............  44,517  1,596,825
           *Geeknet, Inc...........................     201      5,128
           *General Motors Co......................  10,900    349,781
           *Genesco, Inc...........................  20,728    836,997
           *Gentex Corp............................  13,836    433,759
            Genuine Parts Co.......................  11,532    619,268
           *G-III Apparel Group, Ltd...............  15,764    707,173
           *Global Traffic Network, Inc............  11,114    149,261
           *Golfsmith International Holdings, Inc..   4,562     22,628
           *Goodyear Tire & Rubber Co..............  21,200    384,780
           *Gray Television, Inc...................  33,981     94,807
           *Gray Television, Inc. Class A..........   2,300      5,612
           *Great Wolf Resorts, Inc................  28,906     61,570
           #Group 1 Automotive, Inc................  23,320  1,003,693
            Guess?, Inc............................   2,500    107,475
            H&R Block, Inc.........................   8,000    138,320
           *Hallwood Group, Inc....................     808     17,865
           *Hampshire Group, Ltd...................   1,868      5,959
           *Hanesbrands, Inc.......................   7,900    256,829
            Harley-Davidson, Inc...................  25,800    961,308
            Harman International Industries, Inc...  12,590    610,993
           *Harris Interactive, Inc................   4,286      4,243
            Harte-Hanks, Inc.......................  52,036    483,414
            Hasbro, Inc............................   9,200    430,928
           *Hastings Entertainment, Inc............   1,695      8,509
            Haverty Furniture Cos., Inc............  16,842    220,630
            Haverty Furniture Cos., Inc. Class A...   1,796     23,348
           *Heelys, Inc............................   7,950     17,410
           *Helen of Troy, Ltd.....................  29,205    908,860
           #*hhgregg, Inc..........................   4,800     59,328
           *Hibbett Sporting Goods, Inc............   6,351    239,941
           #Hillenbrand, Inc.......................   9,800    224,616
           *Hollywood Media Corp...................  11,210     19,057
            Home Depot, Inc........................  52,493  1,949,590
            Hooker Furniture Corp..................  10,174    126,565
            Hot Topic, Inc.........................  41,627    279,317
           *Hovnanian Enterprises, Inc.............  41,900    134,499
           *HSN, Inc...............................  21,596    716,555
           *Iconix Brand Group, Inc................  68,221  1,670,732
           *Image Entertainment, Inc...............   3,900        624
           *Infosonics Corp........................   4,100      3,444
            International Speedway Corp............  25,120    768,672
            Interpublic Group of Cos., Inc. (The)..  44,149    518,751
           *Interval Leisure Group, Inc............  26,115    419,668
           *iRobot Corp............................  17,538    621,196
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                                                      Shares     Value+
                                                      ------     -----

         Consumer Discretionary -- (Continued)......
           *Isle of Capri Casinos, Inc..............  31,482 $  300,338
           #*ITT Educational Services, Inc..........     800     57,384
           *J. Alexander's Corp.....................  10,300     61,594
            J.C. Penney Co., Inc.................... 113,950  4,381,378
           *Jack in the Box, Inc....................  26,368    544,499
           #*Jackson Hewitt Tax Service, Inc........   7,600      3,953
           *Jaclyn, Inc.............................     400      2,152
           #*JAKKS Pacific, Inc.....................   7,200    151,488
            Jarden Corp.............................  79,170  2,880,996
           .*Jennifer Convertibles, Inc.............     400         --
            Johnson Controls, Inc...................  34,525  1,415,870
           *Johnson Outdoors, Inc. Class A..........  14,083    233,637
            Jones Group, Inc. (The).................  77,200  1,052,236
           #*Jos. A. Bank Clothiers, Inc............  19,837  1,039,856
           *Journal Communications, Inc.............  40,375    220,044
           *K12, Inc................................   2,100     82,677
           #KB Home.................................  67,248    794,199
           *Kenneth Cole Productions, Inc. Class A..   9,853    132,720
           *Kid Brands, Inc.........................  33,488    244,797
           *Kirkland's, Inc.........................   8,804    132,852
           *Knology, Inc............................  12,224    186,416
            Kohl's Corp.............................  20,270  1,068,432
           *Kona Grill, Inc.........................   6,117     35,050
            Koss Corp...............................   3,667     24,129
           *Krispy Kreme Doughnuts, Inc.............  22,310    125,159
            KSW, Inc................................   3,561     12,962
           *K-Swiss, Inc. Class A...................  32,483    399,866
            Lacrosse Footwear, Inc..................   5,930     98,557
           *Lakeland Industries, Inc................   4,621     40,203
           *Lakes Entertainment, Inc................  15,310     35,060
           *Lamar Advertising Co. Class A...........  10,244    333,135
           *Las Vegas Sands Corp....................  19,359    910,067
           *Lazare Kaplan International, Inc........   4,000      5,940
           *La-Z-Boy, Inc...........................  51,933    610,732
           *Leapfrog Enterprises, Inc...............  33,413    142,674
            Lear Corp...............................   2,196    112,303
            Learning Tree International, Inc........  10,875     91,676
           *Lee Enterprises, Inc....................  37,969     54,296
            Leggett & Platt, Inc....................  28,867    758,913
           #Lennar Corp. Class A.................... 128,743  2,444,830
            Lennar Corp. Class B Voting.............  19,562    298,516
           #*Libbey, Inc............................   6,896    117,577
           #*Liberty Global, Inc. Class A...........  12,561    584,086
           *Liberty Global, Inc. Class B............      63      2,991
           *Liberty Global, Inc. Class C............  12,326    547,151
           *Liberty Media Corp. Capital Class A.....  92,738  7,629,555
           *Liberty Media Corp. Capital Class B.....     460     37,745
           *Liberty Media Corp. Interactive Class A. 286,008  4,999,420
           *Liberty Media Corp. Interactive Class B.   4,228     74,857
           *Liberty Media-Starz Corp. Series A......  13,169  1,012,038
           *Liberty Media-Starz Corp. Series B......     424     32,578
           *Life Time Fitness, Inc..................  34,594  1,353,317
           *Lifetime Brands, Inc....................  10,969    174,626
            Limited Brands, Inc.....................  15,500    637,980
           *LIN TV Corp. Class A....................   6,800     36,380
           #Lincoln Educational Services Corp.......  20,398    340,647
            Lithia Motors, Inc......................  20,985    381,717
           *Live Nation Entertainment, Inc.......... 157,619  1,747,995
           *LKQ Corp................................  32,049    808,276
           #*LodgeNet Interactive Corp..............   5,000     17,550
            Lowe's Cos., Inc........................ 103,305  2,711,756
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
                                                          Shares     Value+
                                                          ------     -----

     Consumer Discretionary -- (Continued)..............
       *Luby's, Inc.....................................  26,961 $  134,805
       *M/I Homes, Inc..................................  21,500    285,735
        Mac-Gray Corp...................................  12,933    219,085
        Macy's, Inc.....................................  76,588  1,831,219
       *Madison Square Garden, Inc......................  38,936  1,064,900
       *Maidenform Brands, Inc..........................  20,238    640,735
        Marcus Corp.....................................  19,942    221,157
       *Marine Products Corp............................  25,999    192,653
       *MarineMax, Inc..................................  22,958    219,478
       #*Martha Stewart Living Omnimedia, Inc. Class A..  22,705     84,690
        Mattel, Inc.....................................  14,400    384,768
       #Matthews International Corp. Class A............   9,390    376,915
       *MAXXAM, Inc.....................................       1        688
       #*McClatchy Co. (The)............................  56,794    162,431
       *McCormick & Schmick's Seafood Restaurants, Inc..  18,177    165,956
        McDonald's Corp.................................  13,800  1,080,678
        MDC Holdings, Inc...............................  35,349  1,031,837
       *Media General, Inc. Class A.....................  18,300     98,637
        Men's Wearhouse, Inc. (The).....................  48,118  1,342,011
       #Meredith Corp...................................  31,652  1,057,810
       *Meritage Homes Corp.............................  26,180    625,964
       #*MGM Resorts International...................... 228,894  2,897,798
       *Midas, Inc......................................   5,849     42,522
       *Modine Manufacturing Co.........................  42,300    753,363
       *Mohawk Industries, Inc..........................  51,209  3,074,588
       *Monarch Casino & Resort, Inc....................  15,549    178,192
        Monro Muffler Brake, Inc........................  20,712    629,231
       *Morgans Hotel Group Co..........................  13,520    116,948
       #*Morningstar, Inc...............................   3,172    182,707
       *Morton's Restaurant Group, Inc..................  12,138     89,821
       *Motorcar Parts of America, Inc..................  11,260    156,739
       *Movado Group, Inc...............................  19,263    321,499
       *MTR Gaming Group, Inc...........................  24,911     66,014
       *Multimedia Games Holding Co., Inc...............  19,081    112,005
       *Nathan's Famous, Inc............................   4,703     80,986
        National CineMedia, Inc.........................  13,288    231,743
       *Nautilus, Inc...................................  23,587     76,422
       *Navarre Corp....................................  25,294     48,564
       #*Netflix, Inc...................................  12,300  2,861,841
       *Nevada Gold & Casinos, Inc......................   1,000      1,690
       *New Frontier Media, Inc.........................  14,206     25,145
       *New York & Co., Inc.............................  53,080    325,911
       *New York Times Co. Class A (The)................  60,979    495,759
        Newell Rubbermaid, Inc..........................  18,588    354,287
        News Corp. Class A.............................. 190,758  3,399,308
        News Corp. Class B..............................  45,014    850,765
       *Nexstar Broadcasting Group, Inc.................     200      1,668
        NIKE, Inc. Class B..............................   1,200     98,784
       *Nobel Learning Communities, Inc.................   6,968     69,332
       *Nobility Homes, Inc.............................   2,093     18,921
       #Nordstrom, Inc..................................   3,500    166,425
       #Nutri/System, Inc...............................   8,097    121,779
       #*NVR, Inc.......................................   1,000    739,330
       *O'Charley's, Inc................................  20,350    133,089
       *Office Depot, Inc............................... 222,991    961,091
       *OfficeMax, Inc..................................  46,379    461,935
        Omnicom Group, Inc..............................   4,644    228,438
       *Orbitz Worldwide, Inc...........................  53,434    170,989
       *O'Reilly Automotive, Inc........................  18,013  1,063,848
       *Orient-Express Hotels, Ltd......................  95,950  1,177,307
       .*Orleans Homebuilders, Inc......................  11,153         --

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
                                                    Shares     Value+
                                                    ------     -----

           Consumer Discretionary -- (Continued)..
              Outdoor Channel Holdings, Inc.......  24,237 $  173,295
             *Overstock.com, Inc..................   8,272    114,981
              Oxford Industries, Inc..............  14,497    497,972
             *P & F Industries, Inc. Class A......   1,046      4,006
             #P.F. Chang's China Bistro, Inc......   8,939    358,454
             *Pacific Sunwear of California, Inc..  65,104    207,682
             *Panera Bread Co. Class A............   6,000    726,660
             *Papa John's International, Inc......   6,187    185,981
             #*Peet's Coffee & Tea, Inc...........   9,514    442,211
             *Penn National Gaming, Inc...........  32,474  1,299,285
             *Penske Automotive Group, Inc........  73,004  1,641,130
              Pep Boys - Manny, Moe & Jack (The)..  49,824    682,589
             *Perry Ellis International, Inc......  15,409    434,226
             #PetMed Express, Inc.................  14,800    223,332
             *PetSmart, Inc.......................  14,736    621,417
              Phillips-Van Heusen Corp............  17,250  1,214,572
             #*Pier 1 Imports, Inc................  68,065    829,032
             *Pinnacle Entertainment, Inc.........  53,822    747,049
             *Point.360...........................   2,600      1,937
             #*Polaris Industries, Inc............  18,200  1,918,826
              Polo Ralph Lauren Corp..............   3,357    438,995
              Pool Corp...........................   6,469    195,752
             *Pre-Paid Legal Services, Inc........   2,600    171,470
             *Priceline.com, Inc..................   1,900  1,039,319
              Primedia, Inc.......................  36,993    181,266
             *Princeton Review, Inc...............   9,615      3,827
             #*Pulte Group, Inc...................  96,956    788,252
             *Q.E.P. Co., Inc.....................   1,500     24,735
             *Quiksilver, Inc..................... 150,128    653,057
             #*Radio One, Inc.....................  39,577    115,169
             #RadioShack Corp.....................  13,300    210,273
             *Reading International, Inc. Class A.  11,759     57,031
             *Red Lion Hotels Corp................  12,567    109,961
             *Red Robin Gourmet Burgers, Inc......  16,700    454,073
             #Regal Entertainment Group...........  11,373    156,720
              Regis Corp..........................  56,648    963,016
             #Rent-A-Center, Inc..................  50,880  1,549,296
             *Rentrak Corp........................   4,963    113,851
             *Retail Ventures, Inc................  44,020    903,731
              RG Barry Corp.......................  18,234    223,184
             *Rick's Cabaret International, Inc...   8,869     92,858
             *Rockford Corp.......................   3,495     10,485
             *Rocky Brands, Inc...................   7,086    107,920
              Ross Stores, Inc....................   5,908    435,361
             *Royal Caribbean Cruises, Ltd........ 102,220  4,070,400
             #*Ruby Tuesday, Inc..................  58,277    612,491
             *Ruth's Hospitality Group, Inc.......  30,843    151,439
              Ryland Group, Inc. (The)............  42,610    737,579
             #*Saks, Inc.......................... 132,854  1,588,934
              Salem Communications Corp...........  15,040     54,144
             #*Sally Beauty Holdings, Inc.........  17,318    256,133
              Scholastic Corp.....................  26,776    703,673
             *Scientific Games Corp...............   2,900     30,508
              Scripps Networks Interactive, Inc...   5,300    272,526
             *Sealy Corp..........................  30,900     81,576
             #*Sears Holdings Corp................  40,481  3,480,152
             *Select Comfort Corp.................  14,500    230,115
              Service Corp. International......... 264,173  3,109,316
              Shiloh Industries, Inc..............  13,932    158,964
             *Shoe Carnival, Inc..................  12,626    369,563
             *Shuffle Master, Inc.................  49,179    537,526

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
                                                        Shares     Value+
                                                        ------     -----

       Consumer Discretionary -- (Continued)..........
         *Shutterfly, Inc.............................  17,563 $1,081,178
         *Signet Jewelers, Ltd. ADR...................  23,250  1,017,188
         *Silverleaf Resorts, Inc.....................   8,070     19,933
          Sinclair Broadcast Group, Inc. Class A......  41,600    477,984
         #*Skechers U.S.A., Inc. Class A..............  36,903    703,002
          Skyline Corp................................   8,700    170,607
         *Smith & Wesson Holding Corp.................  56,430    203,712
          Snap-On, Inc................................  25,128  1,552,157
          Sonesta International Hotels Corp. Class A..   1,000     19,355
         #Sonic Automotive, Inc.......................  43,000    606,300
         *Sonic Corp..................................  13,343    149,708
         #Sotheby's Class A...........................  14,866    751,030
          Spartan Motors, Inc.........................  31,263    211,338
          Speedway Motorsports, Inc...................  47,584    741,359
         *Sport Chalet, Inc. Class A..................   5,873     10,748
          Stage Stores, Inc...........................  35,337    680,591
          Standard Motor Products, Inc................  22,280    317,490
         *Standard Pacific Corp.......................  91,149    351,835
          Stanley Black & Decker, Inc.................  11,107    806,924
         *Stanley Furniture, Inc......................  11,192     63,123
          Staples, Inc................................  21,793    460,704
          Starwood Hotels & Resorts Worldwide, Inc....   8,342    496,933
          Stein Mart, Inc.............................  41,716    453,870
         *Steiner Leisure, Ltd........................   5,581    270,902
         *Steinway Musical Instruments, Inc...........  11,002    275,050
         *Steven Madden, Ltd..........................  18,088    961,377
         #Stewart Enterprises, Inc....................  77,343    627,252
         *Stoneridge, Inc.............................  19,624    300,247
          Strattec Security Corp......................   4,591    131,808
         #Strayer Education, Inc......................   1,326    164,265
          Sturm Ruger & Co., Inc......................  16,895    401,763
          Superior Industries International, Inc......  25,936    655,403
         *Syms Corp...................................   7,586     60,233
         *Systemax, Inc...............................  29,972    388,137
         *Talbots, Inc................................     444      2,389
         *Tandy Brands Accessories, Inc...............   1,096      2,762
          Tandy Leather Factory, Inc..................   6,870     32,083
          Target Corp.................................  24,714  1,213,457
         *Tempur-Pedic International, Inc.............   7,978    500,859
         *Tenneco, Inc................................  17,900    827,159
          Texas Roadhouse, Inc........................  54,800    891,596
          Thor Industries, Inc........................  13,358    414,232
          Tiffany & Co................................   8,300    576,352
         *Timberland Co. Class A......................  40,812  1,844,294
          Time Warner Cable, Inc......................  54,723  4,275,508
          Time Warner, Inc............................ 198,927  7,531,376
          TJX Cos., Inc. (The)........................  11,000    589,820
         *Toll Brothers, Inc..........................  84,473  1,774,778
         *Town Sports International Holdings, Inc.....  11,460     82,054
          Tractor Supply Co...........................  20,000  1,237,400
         *True Religion Apparel, Inc..................   5,300    160,166
         *TRW Automotive Holdings Corp................  67,909  3,874,888
         #*Tuesday Morning Corp.......................  44,074    220,370
          Tupperware Corp.............................   6,200    394,754
         *Ulta Salon Cosmetics & Fragrance, Inc.......  13,373    711,310
         *Under Armour, Inc. Class A..................   2,833    193,947
         *Unifi, Inc..................................  18,595    303,470
         *Universal Electronics, Inc..................  12,307    340,781
          Universal Technical Institute, Inc..........  11,850    214,130
         *Urban Outfitters, Inc.......................   5,900    185,614
         *US Auto Parts Network, Inc..................  20,095    155,937
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                                                   Shares       Value+
                                                   ------       -----

         Consumer Discretionary -- (Continued)...
            V.F. Corp............................   6,544 $    658,065
           *Vail Resorts, Inc....................  29,509    1,445,646
           *Valassis Communications, Inc.........   9,276      267,427
            Value Line, Inc......................   2,127       29,757
           *Valuevision Media, Inc. Class A......  24,067      153,547
           #Viacom, Inc. Class A.................   1,129       65,640
            Viacom, Inc. Class B.................  20,000    1,023,200
            Volcom, Inc..........................  21,744      429,009
           *WABCO Holdings, Inc..................   8,200      605,570
           *Walking Co. Holdings, Inc. (The).....   3,900       12,051
            Walt Disney Co. (The)................ 101,019    4,353,919
           *Warnaco Group, Inc...................  13,900      894,604
           *Warner Music Group Corp..............  24,850      185,630
           #Washington Post Co. Class B..........   3,212    1,400,111
            Weight Watchers International, Inc...   6,975      542,306
           *Wells-Gardner Electronics Corp.......   4,623        9,200
            Wendy's/Arby's Group, Inc. Class A... 361,177    1,740,873
           *West Marine, Inc.....................  20,543      223,508
           #*Westwood One, Inc...................   3,390       23,628
           *Wet Seal, Inc. (The).................  94,391      415,320
            Weyco Group, Inc.....................   9,353      226,810
            Whirlpool Corp.......................  13,957    1,202,814
            Wiley (John) & Sons, Inc. Class A....   5,984      304,765
            Wiley (John) & Sons, Inc. Class B....   1,393       72,018
            Williams Controls, Inc...............   2,614       32,597
           *Williams-Sonoma, Inc.................  10,506      456,065
            Winmark Corp.........................   1,845       76,955
           #*Winnebago Industries, Inc...........  13,246      163,985
           #*WMS Industries, Inc.................   9,900      324,720
            Wolverine World Wide, Inc............   8,330      330,534
           #World Wrestling Entertainment, Inc...   8,500       89,335
            Wyndham Worldwide Corp...............  32,378    1,120,603
            Wynn Resorts, Ltd....................   7,200    1,059,480
           *Zale Corp............................  29,978      110,319
           #*Zumiez, Inc.........................  28,926      813,110
                                                          ------------
         Total Consumer Discretionary............          299,700,783
                                                          ------------

         Consumer Staples -- (4.6%)..............
           *Alberto-Culver Co....................  24,500      914,830
            Alico, Inc...........................   6,695      172,664
           *Alliance One International, Inc......  87,960      350,960
            Altria Group, Inc....................  46,200    1,240,008
            Andersons, Inc. (The)................  15,111      750,261
            Archer-Daniels-Midland Co............  61,916    2,292,130
            Arden Group, Inc. Class A............   1,239      102,577
            B&G Foods, Inc.......................  41,320      747,066
           *BJ's Wholesale Club, Inc.............  10,293      528,237
           *Boston Beer Co., Inc. Class A........   3,300      311,058
            Bridgford Foods Corp.................   3,267       33,454
            Brown-Forman Corp. Class A...........   1,756      123,728
           #Brown-Forman Corp. Class B...........   3,250      233,545
            Bunge, Ltd...........................  67,445    5,088,051
           *Cagle's, Inc. Class A................   2,014       12,306
           #Calavo Growers, Inc..................   8,917      187,257
           #Cal-Maine Foods, Inc.................  14,900      430,461
            Casey's General Stores, Inc..........  29,744    1,160,908
            CCA Industries, Inc..................   4,000       23,400
           *Central European Distribution Corp...  30,000      354,600
           *Central Garden & Pet Co..............  21,139      206,528
           *Central Garden & Pet Co. Class A.....  39,325      394,037
           *Chiquita Brands International, Inc...  69,280    1,102,938

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                                                       Shares     Value+
                                                       ------     -----

        Consumer Staples -- (Continued)..............
          *Church & Dwight Co., Inc..................   6,800 $  560,864
           Coca-Cola Bottling Co.....................   7,087    499,279
           Coca-Cola Enterprises, Inc................  33,760    959,122
           Coffee Holding Co., Inc...................   1,900     10,032
           ConAgra, Inc..............................  21,650    529,343
          *Constellation Brands, Inc. Class A........  67,717  1,516,184
          *Constellation Brands, Inc. Class B........   1,100     24,739
           Corn Products International, Inc..........  35,860  1,975,886
           Costco Wholesale Corp.....................  15,824  1,280,478
          *Craft Brewers Alliance, Inc...............  17,128    157,749
           CVS Caremark Corp......................... 152,409  5,523,302
          *Darling International, Inc................  45,847    741,346
          *Dean Foods Co.............................  10,500    117,495
          #Diamond Foods, Inc........................  13,303    872,677
          #*Dole Food Co., Inc.......................  79,208  1,093,862
           Dr. Pepper Snapple Group, Inc.............   5,962    233,710
          *Elizabeth Arden, Inc......................  24,213    727,843
          *Energizer Holdings, Inc...................   5,598    422,817
           Farmer Brothers Co........................  15,018    180,667
          #Flowers Foods, Inc........................  20,051    612,759
           Fresh Del Monte Produce, Inc..............  57,803  1,567,039
           General Mills, Inc........................  18,600    717,588
           Golden Enterprises, Inc...................   5,097     16,820
          #*Great Atlantic & Pacific Tea Co..........  11,673      2,335
          #*Green Mountain Coffee, Inc...............  15,900  1,064,664
           Griffin Land & Nurseries, Inc. Class A....   4,435    118,769
          *Hain Celestial Group, Inc.................  44,460  1,512,085
          *Hansen Natural Corp.......................   1,200     79,380
          *Harbinger Group, Inc......................   9,082     55,128
          *Heckmann Corp.............................  53,119    334,650
           Herbalife, Ltd............................   4,400    395,032
          #Hormel Foods Corp.........................  18,128    533,144
         .#*HQ Sustainable Maritime Industries, Inc.   16,258     45,197
          *IGI Labratories, Inc......................   1,128      1,455
           Imperial Sugar Co.........................  11,369    155,528
           Ingles Markets, Inc.......................  12,373    235,211
           Inter Parfums, Inc........................  27,026    514,305
           J & J Snack Foods Corp....................  15,421    783,695
           J.M. Smucker Co...........................  58,872  4,419,521
          *John B. Sanfilippo & Son, Inc.............   6,541     71,951
          *Katy Industries, Inc......................   1,000        200
           Kraft Foods, Inc. Class A................. 190,203  6,387,017
           Kroger Co. (The)..........................  21,515    523,030
          #Lancaster Colony Corp.....................   8,100    494,991
          #*Lifeway Foods, Inc.......................   4,839     46,406
          *Mannatech, Inc............................  25,694     42,909
           McCormick & Co., Inc. Non-Voting..........   5,600    275,072
          *McCormick & Co., Inc. Voting..............     816     39,976
          #*Medifast, Inc............................   8,480    167,480
           MGP Ingredients, Inc......................  16,439    143,512
           Molson Coors Brewing Co. Class A..........     572     28,054
           Molson Coors Brewing Co. Class B..........  77,623  3,784,121
           Nash-Finch Co.............................  12,120    451,106
           National Beverage Corp....................  27,290    379,877
          *Natural Alternatives International, Inc...   4,748     21,556
           Nu Skin Enterprises, Inc. Class A.........  18,507    593,890
          *Nutraceutical International Corp..........  11,692    185,435
           Oil-Dri Corp. of America..................   6,773    149,616
          *Omega Protein Corp........................  17,749    228,607
           Orchids Paper Products Co.................   2,913     34,111
          *Overhill Farms, Inc.......................  12,475     76,846
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
                                                     Shares       Value+
                                                     ------       -----

        Consumer Staples -- (Continued)............
          *Pantry, Inc.............................  21,862 $    338,424
          *Parlux Fragrances, Inc..................  17,222       57,521
          *PC Group, Inc...........................   4,397          879
           PepsiCo, Inc............................  15,495    1,067,451
           Philip Morris International, Inc........  36,900    2,562,336
          *Physicians Formula Holdings, Inc........  12,581       66,679
          *Pilgrim's Pride Corp....................  58,893      346,291
          *Prestige Brands Holdings, Inc...........  65,760      759,528
           PriceSmart, Inc.........................  15,122      629,680
           Procter & Gamble Co. (The)..............  97,417    6,322,363
          *Ralcorp Holdings, Inc...................  30,764    2,393,439
          *Reddy Ice Holdings, Inc.................   7,000       22,680
           Reliv' International, Inc...............   4,579        8,837
          *Revlon, Inc.............................  13,564      233,572
           Reynolds American, Inc..................  18,274      678,148
           Rocky Mountain Chocolate Factory, Inc...   5,450       57,552
           Ruddick Corp............................  22,106      917,841
           Safeway, Inc............................  29,432      715,492
           Sanderson Farms, Inc....................  17,668      840,997
           Sara Lee Corp...........................  44,300      850,560
           Schiff Nutrition International, Inc.....  15,671      155,926
          *Seneca Foods Corp.......................   7,965      222,701
          *Seneca Foods Corp. Class B..............   1,251       34,984
          *Smart Balance, Inc......................  60,982      291,494
          *Smithfield Foods, Inc................... 144,027    3,393,276
           Snyders-Lance, Inc......................  20,033      395,652
           Spartan Stores, Inc.....................  21,546      336,333
          *Spectrum Brands Holdings, Inc...........  35,008    1,137,760
          #*Star Scientific, Inc...................   6,056       24,285
           Stephan Co. (The).......................   1,500        3,675
          #SUPERVALU, Inc..........................  91,419    1,029,378
          *Susser Holdings Corp....................  16,950      233,740
           Tasty Baking Co.........................   9,339       37,216
          *Tofutti Brands, Inc.....................     799        1,942
          #Tootsie Roll Industries, Inc............  22,044      653,384
          #*TreeHouse Foods, Inc...................  30,436    1,846,552
           Tyson Foods, Inc. Class A............... 135,201    2,690,500
          *United Natural Foods, Inc...............  24,864    1,061,444
           United-Guardian, Inc....................   1,621       23,083
           Universal Corp..........................  24,000    1,041,120
          *USANA Health Sciences, Inc..............   4,673      174,303
          #Vector Group, Ltd.......................  13,253      243,325
           Village Super Market, Inc...............   6,705      181,303
           Walgreen Co.............................  33,877    1,447,225
           Wal-Mart Stores, Inc....................  50,878    2,797,272
           WD-40 Co................................   7,236      300,294
           Weis Markets, Inc.......................  23,294      961,343
           Whole Foods Market, Inc.................   6,069      380,890
          *Winn-Dixie Stores, Inc..................  59,401      421,153
                                                            ------------
        Total Consumer Staples.....................          101,870,290
                                                            ------------

        Energy -- (10.1%)..........................
          *Abraxas Petroleum Corp..................  18,724       95,118
           Adams Resources & Energy, Inc...........   4,112      120,975
           Alon USA Energy, Inc....................  36,497      501,834
          #*Alpha Natural Resources, Inc...........  19,528    1,135,944
           Anadarko Petroleum Corp.................  68,323    5,393,418
           Apache Corp.............................  17,600    2,347,312
          *Approach Resources, Inc.................  19,248      566,661
           Arch Coal, Inc..........................  18,267      626,558
          #*ATP Oil & Gas Corp.....................  41,600      739,648
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
                                                   Shares      Value+
                                                   ------      -----

           Energy -- (Continued).................
             *Atwood Oceanics, Inc...............  15,883 $   713,623
              Baker Hughes, Inc..................  29,739   2,302,096
             *Barnwell Industries, Inc...........   7,497      51,804
             *Basic Energy Services, Inc.........  38,789   1,192,374
              Berry Petroleum Corp. Class A......  33,301   1,769,282
             *Bill Barrett Corp..................  45,594   1,902,638
             *BioFuel Energy Corp................  35,208      25,702
             *Bolt Technology Corp...............   7,732     113,196
             #*BPZ Resources, Inc................  57,071     271,658
             *Brigham Exploration Co.............  11,562     387,674
             *Bristow Group, Inc.................  34,945   1,621,448
             *Bronco Drilling Co., Inc...........  27,738     304,563
              Cabot Oil & Gas Corp...............  11,100     624,708
             *Cal Dive International, Inc........  88,621     696,561
             *Callon Petroleum Co................  11,278      77,254
             *Cameron International Corp.........  17,238     908,787
             #CARBO Ceramics, Inc................  12,100   1,947,374
             *Carrizo Oil & Gas, Inc.............   8,700     346,608
             #*Cheniere Energy, Inc..............  22,270     202,212
              Chesapeake Energy Corp.............  76,000   2,558,920
              Chevron Corp....................... 125,570  13,742,381
              Cimarex Energy Co..................  13,857   1,532,446
             *Clayton Williams Energy, Inc.......  10,200     923,814
             *Complete Production Services, Inc..  33,161   1,125,484
             #*Comstock Resources, Inc...........  31,898   1,022,650
             *Concho Resources, Inc..............  11,600   1,239,460
              ConocoPhillips..................... 197,546  15,592,306
              Consol Energy, Inc.................     800      43,272
             *Contango Oil & Gas Co..............  13,450     832,824
             *Continental Resources, Inc.........     487      33,447
             *CREDO Petroleum Corp...............   9,336     107,924
             *Crimson Exploration, Inc...........  41,084     166,390
              Crosstex Energy, Inc...............  49,305     520,168
             *CVR Energy, Inc....................  69,607   1,547,364
             *Dawson Geophysical Co..............   7,781     347,033
              Delek US Holdings, Inc.............  54,500     731,935
             *Delta Petroleum Corp...............  13,018      10,897
             *Denbury Resources, Inc............. 117,328   2,648,093
              Devon Energy Corp..................  28,826   2,623,166
              DHT Holdings, Inc..................  58,664     254,015
             #Diamond Offshore Drilling, Inc.....   3,300     250,371
             *Double Eagle Petroleum Co..........  10,474     106,625
             *Dresser-Rand Group, Inc............  11,100     583,194
             *Dril-Quip, Inc.....................   7,700     589,512
             *Endeavour International Corp.......  22,523     326,584
             *Energy Partners, Ltd...............  36,260     660,295
             *ENGlobal Corp......................  25,261     103,065
              EOG Resources, Inc.................  16,770   1,893,501
             *Evolution Petroleum Corp...........  13,656     108,292
              EXCO Resources, Inc................  27,348     572,941
             #*Exterran Holdings, Inc............  59,483   1,291,376
              Exxon Mobil Corp................... 176,810  15,559,280
             *FieldPoint Petroleum Corp..........   2,586       9,387
             *FMC Technologies, Inc..............   3,200     148,736
             *Forest Oil Corp....................  11,992     430,633
              Frontier Oil Corp..................  89,000   2,486,660
             *FX Energy, Inc.....................  19,566     160,637
             *General Maritime Corp..............  40,974      87,684
             *Geokinetics, Inc...................  13,969     133,404
             #*GeoResources, Inc.................  18,402     534,026
             *Global Industries, Ltd............. 108,216   1,067,010
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
                                                    Shares     Value+
                                                    ------     -----

          Energy -- (Continued)...................
            *GMX Resources, Inc...................  38,509 $  226,433
            #*Goodrich Petroleum Corp.............  14,850    333,680
            *Gran Tierra Energy, Inc..............   2,068     15,345
            #*Green Plains Renewable Energy, Inc..  34,259    428,923
             Gulf Island Fabrication, Inc.........  13,376    472,708
            *Gulfmark Offshore, Inc...............  24,585  1,046,583
            *Gulfport Energy Corp.................  25,213    858,251
            *Harvest Natural Resources, Inc.......  50,500    697,910
            *Helix Energy Solutions Group, Inc.... 101,554  1,922,417
             Helmerich & Payne, Inc...............  22,700  1,505,918
            *Hercules Offshore, Inc............... 108,074    678,164
             Hess Corp............................  38,688  3,325,620
            *HKN, Inc.............................  10,699     33,060
             Holly Corp...........................  26,117  1,512,174
            *Hornbeck Offshore Services, Inc......  24,934    728,821
            #Houston American Energy Corp.........   2,269     41,727
            *Infinity, Inc........................   6,600     14,520
            *International Coal Group, Inc........ 167,988  1,852,908
            #*ION Geophysical Corp................ 101,128  1,278,258
            #*James River Coal Co.................  23,813    555,319
            *Key Energy Services, Inc............. 116,478  2,119,900
            *Kodiak Oil & Gas Corp................   2,900     20,358
            #*L&L Energy, Inc.....................   7,258     50,443
            #*Lucas Energy, Inc...................  11,060     35,613
             Lufkin Industries, Inc...............  22,062  2,036,984
             Marathon Oil Corp....................  95,508  5,161,252
            #Massey Energy Co.....................  25,363  1,730,771
            *Matrix Service Co....................  25,574    369,800
            *McMoran Exploration Co...............   3,485     63,810
            #*Mexco Energy Corp...................   1,236     14,214
            *Mitcham Industries, Inc..............  10,465    167,231
             Murphy Oil Corp......................  13,000  1,007,240
            *Nabors Industries, Ltd............... 140,749  4,312,549
             National-Oilwell, Inc................  52,347  4,014,491
            *Natural Gas Services Group, Inc......  13,910    250,797
            *New Concept Energy, Inc..............     228        684
            *Newfield Exploration Co..............  15,700  1,111,560
            *Newpark Resources, Inc...............  86,694    782,847
             Noble Energy, Inc....................  12,000  1,155,240
             Occidental Petroleum Corp............  27,100  3,097,259
            *Oceaneering International, Inc.......   3,600    314,712
            *Oil States International, Inc........  33,148  2,751,615
            #Overseas Shipholding Group, Inc......  29,609    824,907
            *OYO Geospace Corp....................   4,609    429,928
             Panhandle Oil & Gas, Inc.............   7,429    224,802
            *Parker Drilling Co................... 112,347    801,034
            *Patriot Coal Corp....................  56,236  1,416,022
             Patterson-UTI Energy, Inc............ 127,103  3,954,174
             Peabody Energy Corp..................   6,800    454,376
             Penn Virginia Corp...................  36,651    566,624
            #*Petrohawk Energy Corp...............  47,240  1,275,952
            *Petroleum Development Corp...........  22,819    908,653
            #*PetroQuest Energy, Inc..............  55,200    483,552
            *PHI, Inc. Non-Voting.................  11,903    266,389
            *PHI, Inc. Voting.....................     978     21,369
            *Pioneer Drilling Co..................  53,375    827,312
             Pioneer Natural Resources Co.........  54,700  5,591,981
            *Plains Exploration & Production Co...  70,251  2,672,348
            *Pride International, Inc.............  83,429  3,663,367
            *Pyramid Oil Co.......................   1,650      9,950
             QEP Resources, Inc...................   9,200    393,116

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
                                                       Shares       Value+
                                                       ------       -----

      Energy -- (Continued)..........................
        *Quicksilver Resources, Inc..................  18,305 $    271,829
         Range Resources Corp........................  10,900      615,305
        *REX American Resources Corp.................  14,600      252,288
        *Rex Energy Corp.............................  42,476      544,967
        *Rosetta Resources, Inc......................  45,496    2,089,631
        *Rowan Cos., Inc.............................  93,148    3,884,272
        #*Royale Energy, Inc.........................   3,000       13,560
        #RPC, Inc....................................  76,125    2,059,181
        *SandRidge Energy, Inc.......................  49,834      615,948
         Schlumberger, Ltd...........................  18,540    1,663,965
         SEACOR Holdings, Inc........................  19,732    1,950,114
        #*Seahawk Drilling, Inc......................   4,870       35,794
        *SemGroup Corp. Class A......................  11,258      315,787
        #Ship Finance International, Ltd.............  34,703      693,713
         SM Energy Co................................  31,532    2,392,018
         Southern Union Co...........................  12,700      379,730
        *Southwestern Energy Co......................   7,400      324,564
         Spectra Energy Corp.........................   4,800      139,392
        *Stone Energy Corp...........................  39,584    1,399,690
        #*SulphCo, Inc...............................   2,492          229
         Sunoco, Inc.................................  64,540    2,753,276
        *Superior Energy Services, Inc...............  42,705    1,640,726
        *Swift Energy Corp...........................  34,370    1,346,960
        *Syntroleum Corp.............................   2,427        4,975
         Teekay Corp.................................  61,250    2,081,888
        *Tesoro Petroleum Corp....................... 126,718    3,436,592
        *Tetra Technologies, Inc.....................  64,697      955,575
        *TGC Industries, Inc.........................  17,086      140,618
         Tidewater, Inc..............................  46,395    2,760,966
        *Toreador Resources Corp.....................  10,325       83,736
        #*Tri-Valley Corp............................   5,446        4,303
        *Union Drilling, Inc.........................  23,640      320,558
        *Unit Corp...................................  40,454    2,549,411
        #*Uranium Energy Corp........................   7,998       27,833
        #*USEC, Inc.................................. 117,103      536,332
        *VAALCO Energy, Inc..........................  48,246      336,275
         Valero Energy Corp.......................... 132,720    3,755,976
        *Venoco, Inc.................................  13,374      248,623
        *Verenium Corp...............................   1,741        5,101
        *Voyager Oil & Gas, Inc......................   4,665       19,873
        #W&T Offshore, Inc...........................  39,300    1,053,633
        *Warren Resources, Inc.......................  60,706      274,998
        *Weatherford International, Ltd..............   7,035      151,815
        #*Western Refining, Inc......................  84,806    1,438,310
        *Westmoreland Coal Co........................   2,720       50,918
        *Whiting Petroleum Corp......................  40,750    2,832,125
        *Willbros Group, Inc.........................  46,518      500,068
         World Fuel Services Corp....................  23,040      911,923
                                                              ------------
      Total Energy...................................          224,443,561
                                                              ------------

      Financials -- (21.3%)..........................
        *1st Constitution Bancorp....................   2,284       18,866
         1st Source Corp.............................  22,497      477,386
        *1st United Bancorp, Inc.....................  19,875      138,529
         21st Century Holding Co.....................   6,300       18,585
         Abington Bancorp, Inc.......................  28,638      347,093
         Access National Corp........................   7,583       59,072
         ACE, Ltd....................................  14,515      976,134
         Advance America Cash Advance Centers, Inc...  59,638      350,671
        *Affiliated Managers Group, Inc..............   3,992      435,447
        *Affirmative Insurance Holdings, Inc.........   8,781       21,689

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
                                                         Shares      Value+
                                                         ------      -----

     Financials -- (Continued).......................
        Aflac, Inc...................................    17,563 $   986,865
       *Allegheny Corp...............................     7,110   2,339,177
        Alliance Bancorp, Inc. of Pennsylvania.......     3,715      41,422
        Alliance Financial Corp......................     4,118     132,764
       *Allied World Assurance Co. Holdings, Ltd.....    41,779   2,714,382
        Allstate Corp. (The).........................    86,740   2,935,282
        Alterra Capital Holdings, Ltd................    46,788   1,028,400
       *Altisource Portfolio Solutions SA............    11,202     363,841
       *Amcore Financial, Inc........................    18,053          25
       *American Capital, Ltd........................   293,635   3,015,631
        American Equity Investment Life Holding Co...    55,700     716,302
        American Express Co..........................    15,630     767,120
        American Financial Group, Inc................   129,237   4,622,808
       *American Independence Corp...................     3,056      15,952
       #*American International Group, Inc...........     4,903     152,728
        American National Bankshares, Inc............     5,833     134,976
        American National Insurance Co...............    21,779   1,722,719
       *American River Bankshares....................     4,649      29,056
       *American Safety Insurance Holdings, Ltd......    10,302     209,749
       *American Spectrum Realty, Inc................       400       6,990
        Ameriprise Financial, Inc....................    52,679   3,269,259
       *Ameris Bancorp...............................    22,527     223,918
       *AMERISAFE, Inc...............................    18,400     410,872
       *AmeriServe Financial, Inc....................    17,822      42,773
        AmTrust Financial Services, Inc..............    48,850     942,805
       #*Anchor Bancorp Wisconsin, Inc...............       402         334
       *Ante5, Inc...................................     4,665       5,132
        AON Corp.....................................    13,100     683,427
       *Arch Capital Group, Ltd......................    26,378   2,743,312
        Argo Group International Holdings, Ltd.......    30,177     947,860
       #Arrow Financial Corp.........................    10,429     259,161
        Aspen Insurance Holdings, Ltd................    65,864   1,881,734
       *Asset Acceptance Capital Corp................    28,846     163,845
        Associated Banc-Corp.........................   149,451   2,181,985
        Assurant, Inc................................    52,480   2,083,456
        Assured Guaranty, Ltd........................    83,333   1,416,661
        Asta Funding, Inc............................    12,656     102,640
       #Astoria Financial Corp.......................    96,121   1,390,871
        Atlantic American Corp.......................     5,179      10,565
       *Atlantic Coast Financial Corp................     1,214      11,849
        Auburn National Bancorporation, Inc..........     1,110      21,889
       *Avatar Holdings, Inc.........................    11,482     206,676
        Axis Capital Holdings, Ltd...................    69,612   2,461,480
       *B of I Holding, Inc..........................     9,915     166,572
        Baldwin & Lyons, Inc.........................     1,110      23,893
        Baldwin & Lyons, Inc. Class B................    10,088     232,932
        BancFirst Corp...............................    12,901     519,523
        Bancorp Rhode Island, Inc....................     4,501     199,664
       *Bancorp, Inc.................................    26,865     263,008
       #BancorpSouth, Inc............................    65,863     892,444
       *BancTrust Financial Group, Inc...............    12,317      30,793
        Bank Mutual Corp.............................    46,438     189,931
        Bank of America Corp......................... 1,228,804  15,089,713
        Bank of Commerce Holdings....................     5,052      21,926
       *Bank of Florida Corp.........................     7,291          73
       *Bank of Granite Corp.........................     1,987       1,947
       #Bank of Hawaii Corp..........................     6,734     328,552
        Bank of Kentucky Financial Corp..............     4,129      96,330
        Bank of New York Mellon Corp. (The)..........   168,407   4,877,067
        Bank of the Ozarks, Inc......................    14,210     632,771
       #*BankAtlantic Bancorp, Inc...................    30,620      27,843

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
                                                       Shares     Value+
                                                       ------     -----

       Financials -- (Continued)...................
          BankFinancial Corp.......................    26,672 $  243,782
          Banner Corp..............................    36,507    100,394
          Bar Harbor Bankshares....................     3,701    108,143
         #BB&T Corp................................    87,846  2,364,814
          BCB Bancorp, Inc.........................     7,017     77,187
         *BCSB Bancorp, Inc........................     1,226     15,926
          Beacon Federal Bancorp, Inc..............     4,276     60,463
         *Beneficial Mutual Bancorp, Inc...........    55,910    482,503
         *Berkshire Bancorp, Inc...................     2,025     11,381
          Berkshire Hills Bancorp, Inc.............    16,511    368,195
         #BGC Partners, Inc. Class A...............    18,265    176,257
         *BlackRock, Inc...........................    11,589  2,270,749
         *BNCCORP, Inc.............................       700      2,163
         *BOK Financial Corp.......................    13,527    727,482
          Boston Private Financial Holdings, Inc...    70,177    490,537
          Bridge Bancorp, Inc......................     3,297     70,556
         *Bridge Capital Holdings..................     5,519     56,735
          Brookline Bancorp, Inc...................    59,035    544,303
          Brooklyn Federal Bancorp, Inc............     6,039      3,321
         *Brown & Brown, Inc.......................    45,700  1,181,345
          Bryn Mawr Bank Corp......................    11,541    232,551
          C&F Financial Corp.......................     1,837     38,577
          Calamos Asset Management, Inc............    18,681    303,940
          California First National Bancorp........     6,175     93,798
         *Camco Financial Corp.....................     3,400      5,916
          Camden National Corp.....................     7,338    253,528
         *Cape Bancorp, Inc........................     3,309     33,653
         *Capital Bank Corp........................     3,828     16,269
          Capital City Bank Group, Inc.............    15,643    175,202
          Capital One Financial Corp...............    61,958  3,390,961
          Capital Properties, Inc..................       154      1,791
         .Capital Properties, Inc. Class B.........       154         --
          Capital Southwest Corp...................     3,519    338,669
          CapitalSource, Inc.......................   266,326  1,779,058
         *Capitol Federal Financial, Inc...........    36,752    416,033
          Cardinal Financial Corp..................    29,059    326,623
         *Carolina Bank Holdings, Inc..............     1,000      3,500
          Carrollton Bancorp.......................       627      2,834
         #Carver Bancorp, Inc......................       500        300
         *Cascade Financial Corp...................     5,500      2,310
          Cash America International, Inc..........    25,010  1,186,725
          Cathay General Bancorp...................    77,355  1,318,903
         *CB Richard Ellis Group, Inc..............     2,800     74,788
          Center Bancorp, Inc......................    15,681    149,910
         *Center Financial Corp....................    36,819    268,411
          CenterState Banks of Florida, Inc........    22,201    138,090
          Central Bancorp, Inc.....................       518      9,894
         #*Central Pacific Financial Corp..........     1,248     18,820
         #*Central Virginia Bankshares, Inc........     1,374      1,621
         #*Centrue Financial Corp..................     3,001      2,071
          Century Bancorp, Inc. Class A............     2,971     81,940
          CFS Bancorp, Inc.........................     1,879     10,184
          Charter Financial Corp...................       243      2,624
          Chemical Financial Corp..................    25,493    513,174
         *Chicopee Bancorp, Inc....................     5,278     75,000
         #Chubb Corp...............................    45,208  2,947,110
         #Cincinnati Financial Corp................    97,478  3,088,103
         *CIT Group, Inc...........................    81,488  3,459,980
         *Citigroup, Inc........................... 1,768,967  8,119,559
         *Citizens Community Bancorp, Inc..........     3,663     19,505
         *Citizens First Corp......................     1,000      8,130

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
                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)................
             Citizens Holding Co...................   1,682 $   34,229
            #*Citizens Republic Bancorp, Inc.......   9,559      8,775
             Citizens South Banking Corp...........   5,800     27,550
            *Citizens, Inc.........................  47,115    351,007
            #City Holding Co.......................  15,076    514,092
            *City National Corp....................  32,034  1,829,462
             CKX Lands, Inc........................   1,400     19,278
             Clifton Savings Bancorp, Inc..........  24,937    285,778
             CME Group, Inc........................   9,019  2,667,550
             CNA Financial Corp.................... 130,529  4,051,620
            *CNA Surety Corp.......................  60,376  1,599,360
             CNB Financial Corp....................   5,506     76,368
            *CNO Financial Group, Inc.............. 241,833  1,949,174
             CoBiz Financial, Inc..................  33,882    230,059
             Codorus Valley Bancorp, Inc...........   1,838     20,016
            #Cohen & Steers, Inc...................   6,407    201,564
            *Colonial Financial Services, Inc......   2,414     30,175
            *Colony Bankcorp, Inc..................   3,099     12,675
             Columbia Banking System, Inc..........  38,087    718,321
             Comerica, Inc.........................  87,042  3,301,503
             Commerce Bancshares, Inc..............  20,547    874,480
             Commercial National Financial Corp....   1,360     26,846
            *Commonwealth Bankshares, Inc..........   5,988      3,527
            #Community Bank System, Inc............  32,393    810,473
            *Community Capital Corp................   3,397     10,701
             Community Trust Bancorp, Inc..........  14,269    403,813
            *Community West Bancshares.............   2,000      8,640
            *CompuCredit Holdings Corp.............  31,176    132,810
             Consolidated-Tokoma Land Co...........   5,161    159,630
            *Consumer Portfolio Services, Inc......   8,702      9,572
            *Cowen Group, Inc......................  55,394    230,439
             Crawford & Co. Class A................  28,328     93,766
             Crawford & Co. Class B................  11,895     55,312
            *Credit Acceptance Corp................  11,355    918,620
            *Crescent Financial Corp...............   5,018     20,473
             Cullen Frost Bankers, Inc.............  19,214  1,138,237
            #CVB Financial Corp....................  83,755    815,774
             Danvers Bancorp, Inc..................  19,436    438,282
             Delphi Financial Group, Inc. Class A..  47,424  1,515,197
             Diamond Hill Investment Group, Inc....     900     73,800
             Dime Community Bancshares, Inc........  35,346    546,449
             Discover Financial Services........... 102,363  2,542,697
            #*Dollar Financial Corp................  30,420    699,356
             Donegal Group, Inc. Class A...........  20,351    277,588
             Donegal Group, Inc. Class B...........   3,821     58,882
            *Doral Financial Corp..................  15,659     23,489
             Duff & Phelps Corp....................  11,207    172,476
            *E*Trade Financial Corp................ 131,482  2,135,268
            *Eagle Bancorp Montana, Inc............     414      4,695
             East West Bancorp, Inc................  80,667  1,704,494
             Eastern Insurance Holdings, Inc.......   8,565    114,857
             Eastern Virginia Bankshares, Inc......   2,937     10,368
            #*Eaton Vance Corp.....................   1,900     64,163
             ECB Bancorp, Inc......................   1,170     13,923
            #*eHealth, Inc.........................  21,726    295,474
             EMC Insurance Group, Inc..............  12,118    264,294
             Employers Holdings, Inc...............  38,659    779,365
            *Encore Bancshares, Inc................   9,914    119,959
            *Encore Capital Group, Inc.............  22,716    680,117
            *Endurance Specialty Holdings, Ltd.....  60,188  2,668,736
            *Enstar Group, Ltd.....................  11,776  1,320,678

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
                                                          Shares     Value+
                                                          ------     -----

    Financials -- (Continued)...........................
       Enterprise Bancorp, Inc..........................   4,929 $   87,440
       Enterprise Financial Services Corp...............  13,648    203,355
       Epoch Holding Corp...............................   7,601    131,801
      *Erie Indemnity Co................................  10,793    781,737
       ESB Financial Corp...............................  10,790    183,106
       ESSA Bancorp, Inc................................  17,135    215,044
       Evans Bancorp, Inc...............................   2,312     32,715
       Evercore Partners, Inc. Class A..................   5,577    194,582
       Everest Re Group, Ltd............................  28,193  2,568,946
      *EzCorp, Inc......................................  25,874    814,772
      #F.N.B. Corp...................................... 118,504  1,297,619
      *Farmers Capital Bank Corp........................   5,068     35,273
       FBL Financial Group, Inc. Class A................  28,346    864,553
       Federal Agricultural Mortgage Corp...............   8,629    163,520
       Federal Agricultural Mortgage Corp. Class A......     364      4,969
      #Federated Investors, Inc. Class B................   3,300     85,074
       Fidelity Bancorp, Inc............................     517      4,653
      #Fidelity National Financial, Inc................. 176,110  2,719,138
      #*Fidelity Southern Corp..........................   8,828     66,386
       Fifth Third Bancorp.............................. 177,064  2,349,639
       Financial Institutions, Inc......................  10,498    178,466
      *First Acceptance Corp............................  27,407     49,607
       First Advantage Bancorp..........................   2,750     37,675
      *First American Financial Corp....................  48,960    763,776
       First Bancorp....................................  15,597    217,734
      .First Bancorp of Indiana, Inc....................     200      2,160
       First Bancorp, Inc...............................   8,945    132,833
      *First Bancshares, Inc............................     700      4,354
       First Bancshares, Inc. (The).....................     222      1,965
       First Busey Corp.................................  68,747    360,922
       First Business Financial Services, Inc...........   2,134     25,501
      *First California Financial Group, Inc............  22,373     86,136
      *First Cash Financial Services, Inc...............  10,705    420,064
       First Citizens BancShares, Inc...................   7,874  1,574,879
       First Commonwealth Financial Corp................  98,552    611,022
       First Community Bancshares, Inc..................  16,040    238,354
      *First Defiance Financial Corp....................   8,089    110,658
      #*First Federal Bancshares of Arkansas, Inc.......   6,531     18,940
      *First Federal of Northern Michigan Bancorp, Inc..     800      2,712
       First Financial Bancorp..........................  48,700    802,576
      #First Financial Bankshares, Inc..................  11,836    655,951
       First Financial Corp.............................  12,800    411,648
       First Financial Holdings, Inc....................  15,073    165,502
      *First Financial Northwest, Inc...................  16,619    103,703
      *First Financial Service Corp.....................   1,670      6,764
      #First Horizon National Corp...................... 170,138  1,863,011
      *First Interstate Bancsystem, Inc.................   1,025     14,022
       First M&F Corp...................................   5,935     24,334
      *First Marblehead Corp. (The).....................  14,664     31,528
      #*First Mariner Bancorp, Inc......................   1,155        769
       First Merchants Corp.............................  24,403    226,216
       First Midwest Bancorp, Inc.......................  68,166    892,975
       First Niagara Financial Group, Inc............... 287,675  4,142,520
       First Pactrust Bancorp, Inc......................   4,629     71,703
      *First Place Financial Corp.......................  19,510     35,118
      *First Security Group, Inc........................  10,394      9,043
       First South Bancorp, Inc.........................   7,807     34,975
      #First United Corp................................   3,697     13,124
       First West Virginia Bancorp, Inc.................     766     12,562
       Firstbank Corp...................................   4,432     25,973
      *FirstCity Financial Corp.........................   7,369     49,520

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
                                                      Shares     Value+
                                                      ------     -----

        Financials -- (Continued)...................
          #FirstMerit Corp..........................  44,578 $  778,778
          *Flagstar Bancorp, Inc....................   1,720      2,683
           Flagstone Reinsurance Holdings SA........  69,584    585,201
           Flushing Financial Corp..................  30,147    443,764
          #*Forest City Enterprises, Inc. Class A...  39,446    757,758
          *Forest City Enterprises, Inc. Class B....   7,404    141,972
          *Forestar Group, Inc......................  33,464    658,237
           Fox Chase Bancorp, Inc...................  19,610    267,676
          *FPIC Insurance Group, Inc................  13,954    515,182
           Franklin Resources, Inc..................   4,267    550,955
           Fulton Financial Corp.................... 166,581  1,945,666
           GAINSCO, Inc.............................   1,497      9,596
           Gallagher (Arthur J.) & Co...............  11,866    353,369
           GAMCO Investors, Inc.....................   3,757    193,298
          *Genworth Financial, Inc. Class A......... 237,177  2,891,188
           German American Bancorp, Inc.............  11,826    206,364
           GFI Group, Inc...........................  92,419    472,261
           Glacier Bancorp, Inc.....................  68,080  1,023,242
          *Gleacher & Co., Inc......................  66,170    125,061
          *Global Indemnity P.L.C...................  15,752    402,306
           Goldman Sachs Group, Inc. (The)..........  43,159  6,517,441
           Great Southern Bancorp, Inc..............  12,928    267,610
          *Greene Bancshares, Inc...................  11,638     23,625
          #Greenhill & Co., Inc.....................   3,600    212,400
          *Greenlight Capital Re, Ltd...............  26,945    758,502
           GS Financial Corp........................     727     14,947
          *Guaranty Bancorp.........................  14,835     21,362
          *Guaranty Federal Bancshares, Inc.........   1,886     11,523
          *Hallmark Financial Services, Inc.........  22,381    191,358
           Hampden Bancorp, Inc.....................   4,163     56,200
          *Hampton Roads Bankshares, Inc............     280      4,117
          #Hancock Holding Co.......................  31,117  1,016,281
          *Hanmi Financial Corp.....................  27,952     36,897
           Hanover Insurance Group, Inc.............  50,046  2,112,942
           Harleysville Group, Inc..................  25,586    820,799
           Harleysville Savings Financial Corp......   2,920     43,712
          *Harris & Harris Group, Inc...............  29,482    153,896
           Hartford Financial Services Group, Inc...  98,222  2,845,491
           Hawthorn Bancshares, Inc.................   1,883     15,535
           HCC Insurance Holdings, Inc..............  95,295  3,100,899
           Heartland Financial USA, Inc.............  15,013    236,004
          *Heritage Commerce Corp...................  13,816     72,258
          *Heritage Financial Corp..................  10,659    157,114
           Heritage Financial Group, Inc............   5,663     68,409
           HF Financial Corp........................   4,200     46,494
          *HFF, Inc.................................   6,127     91,721
          *Hilltop Holdings, Inc....................  52,374    508,028
           Hingham Institution for Savings..........     665     35,178
          *HMN Financial, Inc.......................   1,450      4,132
          *Home Bancorp, Inc........................   4,556     72,759
           Home Bancshares, Inc.....................  24,593    589,494
           Home Federal Bancorp, Inc................  18,329    222,697
           Homeowners Choice, Inc...................   3,507     27,951
           HopFed Bancorp, Inc......................   2,164     19,389
           Horace Mann Educators Corp...............  38,703    692,010
           Horizon Bancorp..........................   2,283     61,869
          #*Horizon Financial Corp..................   6,509         71
           Hudson City Bancorp, Inc................. 123,178  1,173,886
           Hudson Valley Holding Corp...............  12,089    273,332
           Huntington Bancshares, Inc............... 263,470  1,788,961
           IBERIABANK Corp..........................  25,503  1,530,435

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
                                                    Shares      Value+
                                                    ------      -----

         Financials -- (Continued)................
            Independence Holding Co...............  13,359 $   103,666
           *Independent Bank Corp. (45383609).....   7,338      22,014
            Independent Bank Corp. (453836108)....  20,117     589,629
            Indiana Community Bancorp.............   2,785      44,031
            Infinity Property & Casualty Corp.....  13,328     787,685
           *Integra Bank Corp.....................   7,122         712
            Interactive Brokers Group, Inc........  39,789     697,899
           *IntercontinentalExchange, Inc.........   5,100     613,785
           *Intergroup Corp. (The)................     235       5,170
           #International Bancshares Corp.........  64,005   1,127,768
           *Internet Capital Group, Inc...........  31,385     435,938
           *Intervest Bancshares Corp.............  16,093      55,199
           #*INTL FCStone, Inc....................  17,121     453,364
           #Invesco, Ltd..........................  96,900   2,409,903
           *Investment Technology Group, Inc......  38,795     663,782
           *Investors Bancorp, Inc................ 113,113   1,701,220
           *Investors Capital Holdings, Ltd.......   4,038      24,188
            Investors Title Co....................   1,378      47,155
           #*Janus Capital Group, Inc.............  62,496     760,576
           #*Jefferies Group, Inc.................  22,500     543,825
           *Jefferson Bancshares, Inc.............   2,270       8,172
            JMP Group, Inc........................  20,395     175,397
           *Jones Lang LaSalle, Inc...............   6,476     663,013
            JPMorgan Chase & Co................... 539,281  24,607,392
            Kaiser Federal Financial Group, Inc...   9,050     113,668
            KBW, Inc..............................  27,097     615,644
            Kearny Financial Corp.................  56,045     536,351
            Kentucky First Federal Bancorp........   2,320      18,630
            KeyCorp............................... 445,603   3,863,378
           *Knight Capital Group, Inc.............  52,168     715,745
            Lake Shore Bancorp, Inc...............     235       2,585
            Lakeland Bancorp, Inc.................  24,962     266,844
            Lakeland Financial Corp...............  16,387     359,039
            Landmark Bancorp, Inc.................   1,734      29,131
            Legacy Bancorp, Inc...................   7,323      99,300
            Legg Mason, Inc.......................  75,470   2,803,710
           #Leucadia National Corp................  18,811     727,233
            Life Partners Holdings, Inc...........   8,064      56,529
            Lincoln National Corp................. 152,570   4,764,761
            LNB Bancorp, Inc......................   7,746      45,159
            Loews Corp............................  67,067   2,968,385
           *Louisiana Bancorp, Inc................   2,900      43,616
           *LSB Financial Corp....................     426       6,697
            M&T Bank Corp.........................  26,075   2,304,248
           #*Macatawa Bank Corp...................  14,876      38,529
           *Magyar Bancorp, Inc...................   1,971       8,337
            Maiden Holdings, Ltd..................  42,055     313,310
            MainSource Financial Group, Inc.......  19,290     185,763
            Malvern Federal Bancorp, Inc..........     100         806
           *Markel Corp...........................   4,291   1,790,548
           *Market Leader, Inc....................   1,202       2,837
            MarketAxess Holdings, Inc.............  31,222     760,256
           *Marlin Business Services Corp.........  11,982     146,061
            Marsh & McLennan Cos., Inc............  24,200     732,776
            Marshall & Ilsley Corp................ 267,580   2,186,129
           *Maui Land & Pineapple Co., Inc........   4,186      22,018
            Mayflower Bancorp, Inc................     500       4,235
            MB Financial, Inc.....................  45,135     933,843
           #*MBIA, Inc............................ 250,743   2,587,668
           #*MBT Financial Corp...................   9,522      13,902
            MCG Capital Corp......................  76,667     506,002

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
                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
         Meadowbrook Insurance Group, Inc.............  73,592 $  753,582
         Medallion Financial Corp.....................  17,364    160,270
        #*Mercantile Bancorp, Inc.....................   3,683      3,131
        *Mercantile Bank Corp.........................   7,069     64,611
         Merchants Bancshares, Inc....................   6,350    170,815
         Mercury General Corp.........................  40,427  1,606,569
        *Meridian Interstate Bancorp, Inc.............  14,621    204,109
         Meta Financial Group, Inc....................   1,787     25,912
         MetLife, Inc................................. 123,995  5,801,726
        *Metro Bancorp, Inc...........................  12,811    160,138
        *MetroCorp Bancshares, Inc....................   5,985     40,578
        *MF Global Holdings, Ltd...................... 127,866  1,075,353
        #*MGIC Investment Corp........................ 128,609  1,113,754
         MicroFinancial, Inc..........................   8,787     43,847
         Mid Penn Bancorp, Inc........................     778      7,352
         MidSouth Bancorp, Inc........................   8,315    117,740
        *Midwest Banc Holdings, Inc...................  11,394         91
         MidWestOne Financial Group, Inc..............   6,846    100,568
         Montpelier Re Holdings, Ltd..................  66,812  1,208,629
         Morgan Stanley............................... 185,483  4,850,380
         MSB Financial Corp...........................     600      3,390
        *MSCI, Inc....................................     252      8,938
         MutualFirst Financial, Inc...................   4,833     42,289
        *Nara Bancorp, Inc............................  36,200    355,846
        *NASDAQ OMX Group, Inc. (The).................  97,616  2,645,394
        #*National Financial Partners Corp............  42,075    676,987
         National Interstate Corp.....................  17,919    402,998
         National Penn Bancshares, Inc................ 132,156  1,085,001
         National Security Group, Inc.................     419      5,229
         National Western Life Insurance Co. Class A..   2,299    370,300
         Naugatuck Valley Financial Corp..............     623      5,246
        *Navigators Group, Inc. (The).................  17,189    890,906
         NBT Bancorp, Inc.............................  29,687    670,926
         Nelnet, Inc. Class A.........................  35,355    814,226
        *New Century Bancorp, Inc.....................   2,187     11,263
         New England Bancshares, Inc..................   4,382     42,505
         New Hampshire Thrift Bancshares, Inc.........   4,833     64,859
         New Westfield Financial, Inc.................  30,443    276,422
        #*New York Community Bancorp, Inc............. 133,374  2,214,008
        *NewBridge Bancorp............................  12,686     58,356
        *Newport Bancorp, Inc.........................     641      9,102
        *NewStar Financial, Inc.......................  47,763    570,768
        *Nicholas Financial, Inc......................     616      7,762
        *North Valley Bancorp.........................     460      4,644
         Northeast Bancorp............................     118      1,684
         Northeast Community Bancorp, Inc.............   9,004     57,085
         Northern Trust Corp..........................  15,311    765,397
        #Northfield Bancorp, Inc......................  39,276    552,613
         Northrim Bancorp, Inc........................   5,280    105,653
         Northwest Bancshares, Inc.................... 103,707  1,305,671
         Norwood Financial Corp.......................   1,492     41,209
         NYSE Euronext, Inc........................... 132,257  5,296,893
         Ocean Shore Holding Co.......................   6,104     77,826
         OceanFirst Financial Corp....................  17,835    258,608
        *Ocwen Financial Corp.........................  95,524  1,143,422
         Ohio Valley Banc Corp........................   2,002     38,879
         Old National Bancorp.........................  82,434    853,192
         Old Republic International Corp.............. 214,929  2,723,150
        #Old Second Bancorp, Inc......................  11,059     13,713
        *OmniAmerican Bancorp, Inc....................   7,985    119,376
         OneBeacon Insurance Group, Ltd...............  25,045    351,882

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
                                                       Shares     Value+
                                                       ------     -----

       Financials -- (Continued).....................
          Oppenheimer Holdings, Inc. Class A.........   6,617 $  203,208
          optionsXpress Holdings, Inc................  18,154    334,760
          Oriental Financial Group, Inc..............  20,933    271,292
          Oritani Financial Corp.....................  56,179    688,755
          Osage Bancshares, Inc......................   1,700     15,002
         *Pacific Capital Bancorp....................   2,778     84,562
          Pacific Continental Corp...................  17,305    165,263
         #*Pacific Mercantile Bancorp................   8,508     36,584
         *Pacific Premier Bancorp, Inc...............   4,308     30,156
         #PacWest Bancorp............................  29,700    682,803
         *Park Bancorp, Inc..........................     200        638
          Park National Corp.........................  12,492    862,947
          Parkvale Financial Corp....................   4,861     54,686
          PartnerRe, Ltd.............................  37,797  3,037,367
         #*Patriot National Bancorp..................   1,500      2,940
          Peapack-Gladstone Financial Corp...........   8,180    108,712
          Penns Woods Bancorp, Inc...................   3,821    144,396
         *Penson Worldwide, Inc......................  24,996    151,726
          Peoples Bancorp of North Carolina..........   3,297     21,398
          Peoples Bancorp, Inc. (709788202)..........   1,500     26,250
          Peoples Bancorp, Inc. (709789101)..........   9,895    134,869
         #People's United Financial, Inc............. 169,087  2,314,801
         *PHH Corp...................................  54,574  1,171,158
         #*Phoenix Cos., Inc. (The).................. 153,004    411,581
         *PICO Holdings, Inc.........................  20,383    654,702
          Pinnacle Bancshares, Inc...................     200      1,935
         #*Pinnacle Financial Partners, Inc..........  30,559    491,083
         *Piper Jaffray Cos., Inc....................  20,441    732,810
          Platinum Underwriters Holdings, Ltd........  38,752  1,465,213
         *PMI Group, Inc. (The)......................  87,590    189,194
          PNC Financial Services Group, Inc..........  67,378  4,200,345
         *Popular, Inc............................... 482,029  1,518,391
          Porter Bancorp, Inc........................   6,860     54,400
         #*Portfolio Recovery Associates, Inc........  11,589  1,046,023
         *Preferred Bank.............................   8,100     13,203
          Premier Financial Bancorp, Inc.............   3,185     23,250
          Presidential Life Corp.....................   5,366     59,777
         *Primerica, Inc.............................  13,365    308,999
         *Primus Guaranty, Ltd.......................  16,352     80,288
         #*Princeton National Bancorp, Inc...........   2,474     12,642
          Principal Financial Group, Inc............. 154,218  5,204,858
          PrivateBancorp, Inc........................  55,373    871,571
         *ProAssurance Corp..........................  26,388  1,752,163
          Progressive Corp...........................  24,366    534,590
          Prosperity Bancshares, Inc.................  42,315  1,940,143
          Protective Life Corp.......................  72,213  1,943,252
         #*Providence Community Bancshares, Inc......     300        186
          Provident Financial Holdings, Inc..........   9,500     77,235
          Provident Financial Services, Inc..........  59,308    861,152
          Provident New York Bancorp.................  42,292    396,699
          Prudential Bancorp, Inc. of Pennsylvania...   5,398     36,436
          Prudential Financial, Inc..................  60,934  3,864,434
         *PSB Holdings, Inc..........................   3,252     17,301
         #Pulaski Financial Corp.....................  10,937     80,278
          Pzena Investment Management, Inc. Class A..   2,844     20,704
          QC Holdings, Inc...........................  11,659     57,246
          QCR Holdings, Inc..........................     243      2,182
         #Radian Group, Inc.......................... 128,091    759,580
          Raymond James Financial, Inc...............  30,108  1,129,050
          Regions Financial Corp..................... 574,455  4,216,500
          Reinsurance Group of America, Inc..........  59,129  3,742,866

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
                                                         Shares     Value+
                                                         ------     -----

     Financials -- (Continued)..........................
       #RenaissanceRe Holdings, Ltd..................... 45,780 $3,217,418
        Renasant Corp................................... 25,167    422,302
        Republic Bancorp, Inc. Class A.................. 15,837    344,930
       *Republic First Bancorp, Inc..................... 20,713     57,789
        Resource America, Inc........................... 17,609    108,295
       *Riverview Bancorp, Inc.......................... 12,785     40,145
       #RLI Corp........................................ 20,135  1,192,797
       *Rockville Financial, Inc........................ 28,071    278,745
       *Rodman & Renshaw Capital Group, Inc............. 14,000     27,580
        Roma Financial Corp............................. 25,930    273,821
       #*Royal Bancshares of Pennsylvania, Inc. Class A.  6,447     11,347
       *Rurban Financial Corp...........................  3,194     10,380
        S&T Bancorp, Inc................................ 26,343    537,661
        S.Y. Bancorp, Inc............................... 11,570    288,903
       *Safeguard Scientifics, Inc...................... 19,953    390,081
        Safety Insurance Group, Inc..................... 16,093    753,474
        Salisbury Bancorp, Inc..........................    856     22,684
        Sanders Morris Harris Group, Inc................ 23,806    205,446
        Sandy Spring Bancorp, Inc....................... 22,364    399,645
       *Savannah Bancorp, Inc. (The)....................  2,781     21,859
        SCBT Financial Corp............................. 11,802    380,496
        SeaBright Holdings, Inc......................... 19,899    203,368
       *Seacoast Banking Corp. of Florida............... 24,205     43,327
       *Security National Financial Corp. Class A.......  1,941      3,028
       *SEI Investments Co.............................. 12,664    282,787
        Selective Insurance Group, Inc.................. 51,261    904,244
        Shore Bancshares, Inc...........................  4,929     47,713
        SI Financial Group, Inc.........................  5,559     55,312
       *Siebert Financial Corp..........................  9,393     18,128
        Sierra Bancorp.................................. 10,377    115,704
       *Signature Bank.................................. 17,500  1,018,675
        Simmons First National Corp..................... 16,307    430,342
       *SLM Corp........................................ 30,766    510,408
        Somerset Hills Bancorp..........................  1,743     15,495
        South Street Financial Corp.....................    400      1,900
       *Southcoast Financial Corp.......................  3,941     12,848
       *Southern Community Financial Corp...............  7,908     10,992
       *Southern Connecticut Bancorp, Inc...............    700      3,115
       *Southern First Bancshares, Inc..................  2,336     18,618
        Southern Missouri Bancorp, Inc..................  1,064     27,355
       *Southern National Bancorp of Virginia, Inc......    712      5,048
        Southside Bancshares, Inc....................... 16,254    353,524
       *Southwest Bancorp, Inc.......................... 17,597    249,525
        Southwest Georgia Financial Corp................  1,854     22,155
       #*St. Joe Co. (The)..............................  5,117    133,656
        StanCorp Financial Group, Inc................... 40,301  1,736,973
        State Auto Financial Corp....................... 38,579    655,071
        State Bancorp, Inc.............................. 15,148    199,954
        State Street Corp............................... 34,420  1,602,251
        StellarOne Corp................................. 21,716    304,024
        Sterling Bancorp................................ 27,658    286,260
        Sterling Bancshares, Inc........................ 95,024    844,763
       #*Sterling Financial Corp........................    211      3,722
        Stewart Information Services Corp............... 16,791    170,261
       #*Stifel Financial Corp.......................... 19,594    895,054
       *Stratus Properties, Inc.........................  6,255     85,068
       #Suffolk Bancorp.................................  7,941    130,312
        Summit State Bank...............................    961      6,573
       *Sun Bancorp, Inc................................ 24,605     89,562
        SunTrust Banks, Inc............................. 67,815  1,911,705
       #*Superior Bancorp...............................  4,784         96

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
                                                         Shares     Value+
                                                         ------     -----

      Financials -- (Continued)........................
         Susquehanna Bancshares, Inc................... 126,972 $1,170,682
        *Sussex Bancorp................................   1,140      7,467
        *SVB Financial Group...........................  20,541  1,241,498
         SWS Group, Inc................................  23,777    145,040
         Symetra Financial Corp........................  13,514    187,574
         Synovus Financial Corp........................ 551,437  1,378,592
         T. Rowe Price Group, Inc......................   5,200    334,100
        *Taylor Capital Group, Inc.....................  12,956    128,783
        *TCF Financial Corp............................  49,539    772,313
        *TD Ameritrade Holding Corp....................  17,749    382,313
         Teche Holding Co..............................   1,398     50,048
        *Tejon Ranch Co................................  13,502    481,211
        *Tennessee Commerce Bancorp, Inc...............   8,968     28,608
         Territorial Bancorp, Inc......................  12,058    242,004
        #Teton Advisors, Inc...........................      39        746
        *Texas Capital Bancshares, Inc.................  31,600    815,280
         TF Financial Corp.............................   1,911     41,106
        *TFS Financial Corp............................  27,742    301,833
        *Thomas Properties Group, Inc..................  53,749    192,959
        *TIB Financial Corp............................     212      3,699
        *Tidelands Bancshares, Inc.....................   2,183        764
        *TierOne Corp..................................   4,800         10
        *Timberland Bancorp, Inc.......................   3,941     24,434
         Tompkins Financial Corp.......................   9,852    401,370
         Torchmark Corp................................  38,912  2,603,991
         Tower Bancorp, Inc............................  10,546    228,954
        *Tower Financial Corp..........................   1,403     12,094
        #Tower Group, Inc..............................  40,100    917,087
        #TowneBank.....................................  24,285    359,904
        *TradeStation Group, Inc.......................  38,394    370,502
         Transatlantic Holdings, Inc...................  53,392  2,631,692
         Travelers Cos., Inc. (The)....................  73,100  4,625,768
        *Tree.com, Inc.................................  10,103     53,748
        #TriCo Bancshares..............................  14,771    240,915
         Trustco Bank Corp.............................  69,832    418,992
         Trustmark Corp................................  58,056  1,349,221
         U.S. Bancorp.................................. 129,634  3,347,150
         UMB Financial Corp............................  33,807  1,423,613
         Umpqua Holdings Corp..........................  86,930  1,009,257
         Union Bankshares, Inc.........................   2,000     40,000
         Union First Market Bankshares Corp............  19,558    248,973
         United Bancshares, Inc. (909458101)...........   2,040     18,238
        #United Bancshares, Inc. (909907107)...........  36,918    965,775
         United Community Bancorp......................   1,512     10,826
        *United Community Banks, Inc...................  30,595     73,428
        *United Community Financial Corp...............   7,148     10,150
         United Financial Bancorp, Inc.................  17,480    285,623
         United Fire & Casualty Co.....................  30,811    610,058
         United Security Bancshares, Inc. (911459105)..     600      4,290
        *United Security Bancshares, Inc. (911460103)..   9,570     31,580
         Unitrin, Inc..................................  67,798  2,050,212
        *Unity Bancorp, Inc............................   5,781     39,889
         Universal Insurance Holdings, Inc.............  39,088    211,466
         Univest Corp. of Pennsylvania.................  16,318    274,469
         Unum Group.................................... 203,475  5,388,018
         Validus Holdings, Ltd.........................  76,410  2,486,381
        #Valley National Bancorp.......................  39,458    565,039
         ViewPoint Financial Group.....................  42,834    529,000
        *Virginia Commerce Bancorp, Inc................  25,612    153,928
        *Virtus Investment Partners, Inc...............     595     31,422
         VIST Financial Corp...........................   4,524     34,563

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
                                                     Shares       Value+
                                                     ------       -----

        Financials -- (Continued)..................
           VSB Bancorp, Inc.                            170 $      2,067
          #*Waccamaw Bankshares, Inc.                 1,170        1,404
           Waddell & Reed Financial, Inc.             6,316      259,019
           Washington Banking Co.                    14,908      208,563
           Washington Federal, Inc.                  95,930    1,543,514
           Washington Trust Bancorp, Inc.            15,000      351,450
          *Waterstone Financial, Inc.                24,001       76,803
           Wayne Savings Bancshares, Inc.             1,484       12,614
           Webster Financial Corp.                   76,281    1,641,567
           Wells Fargo & Co.                        363,213   10,573,130
           WesBanco, Inc.                            24,896      505,389
           Wesco Financial Corp.                      3,952    1,549,184
           West Bancorporation, Inc.                 16,775      130,677
          *West Coast Bancorp                        63,630      227,795
           Westamerica Bancorporation                 7,786      395,451
          *Western Alliance Bancorp                  51,891      429,139
           Westwood Holdings Group, Inc.              2,440       91,866
           White Mountains Insurance Group, Ltd.      7,031    2,513,653
           White River Capital, Inc.                  2,604       47,028
           Whitney Holding Corp.                     80,717    1,092,908
          .Wilber Corp.                               7,602       72,979
           Wilmington Trust Corp.                    38,512      173,689
          *Wilshire Bancorp, Inc.                    27,788      111,152
          #Wintrust Financial Corp.                  29,231      984,792
          *World Acceptance Corp.                    13,047      886,544
           WR Berkley Corp.                          76,900    2,507,709
          *WSB Holdings, Inc.                         4,002       12,286
           WSFS Financial Corp.                         600       26,982
           WVS Financial Corp.                        1,627       14,358
           Xl Group P.L.C.                          159,997    3,907,127
          *Yadkin Valley Financial Corp.             10,500       24,045
          #Zions Bancorporation                     140,665    3,439,259
          *ZipRealty, Inc.                           17,056       44,516
                                                            ------------
        Total Financials                                     470,854,104
                                                            ------------

        Health Care -- (7.6%)
          *Abaxis, Inc.                               5,111      148,475
          *ABIOMED, Inc.                             30,455      529,308
          *Acadia Pharmaceuticals, Inc.               5,108       14,047
          *Accelr8 Technology Corp.                   2,200        8,492
          *Accuray, Inc.                             49,702      441,851
          *Achillion Pharmaceuticals, Inc.            4,602       25,679
          *Adcare Health Systems, Inc.                4,664       23,320
          *Addus HomeCare Corp.                       4,246       25,434
          *Adolor Corp.                              14,091       19,586
          #*ADVENTRX Pharmaceuticals, Inc.           11,550       29,915
           Aetna, Inc.                               43,015    1,779,961
          *Affymax, Inc.                             20,751      135,712
          *Affymetrix, Inc.                          70,827      382,466
          *Agilent Technologies, Inc.                15,200      758,632
          *Air Methods Corp.                         11,532      779,794
          *Akorn, Inc.                               22,086      146,209
          *Albany Molecular Research, Inc.           23,232      113,604
          *Alere, Inc.                               41,012    1,523,186
          *Alexion Pharmaceuticals, Inc.              5,000      484,450
          #*Alexza Pharmaceuticals, Inc.             17,836       28,716
          #*Align Technology, Inc.                   23,759      573,542
          *Alkermes, Inc.                            53,531      771,917
          *Alliance HealthCare Services, Inc.        22,559       99,711
          *Allied Healthcare International, Inc.     40,893      106,731
          *Allied Healthcare Products, Inc.           4,920       21,353

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
                                                      Shares     Value+
                                                      ------     -----

        Health Care -- (Continued)..................
          *Allos Therapeutics, Inc.                   21,300 $   61,983
          *Allscripts Healthcare Solutions, Inc.      24,959    537,617
          *Almost Family, Inc.                         8,532    295,804
          *Alnylam Pharmaceuticals, Inc.               4,806     49,310
          *Alphatec Holdings, Inc.                    57,916    184,173
          #*AMAG Pharmaceuticals, Inc.                 1,450     27,550
          #*Amedisys, Inc.                            22,857    761,595
           America Services Group, Inc.                6,697    172,783
          *American Dental Partners, Inc.             14,747    194,513
          *American Medical Systems Holdings, Inc.    45,632  1,346,144
          *American Shared Hospital Services             900      3,051
          *AMERIGROUP Corp.                           28,316  1,933,983
           AmerisourceBergen Corp.                    23,900    971,296
          *Amgen, Inc.                                33,570  1,908,455
          *Amicus Therapeutics, Inc.                   5,983     43,078
          *AMN Healthcare Services, Inc.              33,284    287,241
          *Amsurg Corp.                               29,334    787,911
          *Anadys Pharmaceuticals, Inc.                7,543      9,202
           Analogic Corp.                             10,990    633,793
          *AngioDynamics, Inc.                        25,906    422,268
          *Anika Therapeutics, Inc.                   11,879     99,071
          *Animal Health International, Inc.           8,648     36,495
          #*Anthera Pharmaceuticals, Inc.                895      6,516
          *ARCA Biopharma, Inc.                        4,610      8,713
          *Arcadia Resources, Inc.                     7,300        938
          #*Ardea Biosciences, Inc.                    2,042     57,891
          #*Arena Pharmaceuticals, Inc.               52,600     73,640
          #*Ariad Pharmaceuticals, Inc.              111,200    950,760
          *Arqule, Inc.                               26,524    187,259
          *Array BioPharma, Inc.                      13,395     41,391
           Arrhythmia Research Technology, Inc.        1,153      6,474
          *ArthroCare Corp..........................   8,441    298,221
          #*ARYx Therapeutics, Inc.                    3,600        115
          *Assisted Living Concepts, Inc.             11,210    404,233
          *AtriCure, Inc.                              5,672     76,685
           Atrion Corp.                                1,710    296,087
          #*AVANIR Pharmaceuticals, Inc.               7,687     33,592
          #Bard (C.R.), Inc.                           4,262    454,969
           Beckman Coulter, Inc.                       4,700    389,395
          *Bioanalytical Systems, Inc.                 1,915      4,960
          *BioClinica, Inc.                           14,837     78,191
          *BioCryst Pharmaceuticals, Inc.             22,476     87,319
          *Biodel, Inc.                               17,233     38,085
          *Biogen Idec, Inc.                           8,870    863,495
          *BioMarin Pharmaceutical, Inc.               7,300    196,297
          *BioMimetic Therapeutics, Inc.               7,147     96,270
          *Bio-Rad Laboratories, Inc. Class A          5,300    663,136
          #*Bio-Rad Laboratories, Inc. Class B         1,200    150,624
          *Bio-Reference Labs, Inc.                    7,298    183,983
          *BioScrip, Inc.                             28,532    131,533
          #*BioSpecifics Technologies Corp.            1,400     33,950
          *Boston Scientific Corp.                   346,786  2,597,427
          #*Bovie Medical Corp.                       11,010     34,682
           Bristol-Myers Squibb Co.                   14,676    412,396
          *Brookdale Senior Living, Inc.              45,523  1,240,047
          *Bruker BioSciences Corp.                   13,400    264,516
          #*BSD Medical Corp.                          4,900     20,139
          *Cadence Pharmaceuticals, Inc.               4,502     38,177
          *Caliper Life Sciences, Inc.                26,454    176,977
          *Cambrex Corp.                              27,939    146,959
           Cantel Medical Corp.                       16,735    433,939

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
                                                          Shares     Value+
                                                          ------     -----

     Health Care -- (Continued).........................
       *Capital Senior Living Corp.                       25,798 $  239,147
       *Capstone Therapeutics Corp.                        2,900        815
       *Caraco Pharmaceutical Laboratories, Ltd.          25,359    132,628
        Cardinal Health, Inc.                             15,963    697,423
       *CardioNet, Inc.                                   18,243     83,188
       *Cardiovascular Systems, Inc.                       1,258     14,643
       *CareFusion Corp.                                 108,672  3,191,697
       *CAS Medical Systems, Inc.                            415      1,270
       *Catalyst Health Solutions, Inc.                    6,150    366,294
       *Celera Corp.                                      79,595    629,596
       *Celgene Corp.                                      1,944    114,463
       #*Celldex Therapeutics, Inc.                        3,690     15,719
       *Celsion Corp.                                      1,900      5,947
       *Centene Corp.                                     44,557  1,614,300
       #*Cephalon, Inc.                                    5,421    416,333
       #*Cepheid, Inc.                                     4,496    145,266
       #*Cerner Corp.                                      2,700    324,486
       *Charles River Laboratories International, Inc.    12,542    529,147
        Chemed Corp.                                      13,268    923,851
       *Chindex International, Inc.                          900     15,471
        Cigna Corp.                                       14,453    676,834
       *Codexis, Inc.                                      5,505     57,747
       *CombiMatrix Corp.                                  5,505     15,139
       *Community Health Systems, Inc.                    30,914    949,987
        Computer Programs & Systems, Inc.                  2,945    173,137
       *Conceptus, Inc.                                    6,200     95,666
       *CONMED Corp.                                      28,051    787,672
       *Conmed Healthcare Management, Inc.                 3,548     10,892
       *Continucare Corp.                                 57,690    309,218
        Cooper Cos., Inc.                                 36,590  2,740,591
       *Cornerstone Therapeutics, Inc.                     1,700     11,883
       *Corvel Corp.                                       6,849    354,778
       *Covance, Inc.                                      3,251    203,513
       *Coventry Health Care, Inc.                        91,779  2,961,708
        Covidien P.L.C.                                   17,363    966,945
       *Cross Country Healthcare, Inc.                    24,351    180,684
       *CryoLife, Inc.                                    26,321    153,715
       *Cubist Pharmaceuticals, Inc.                      34,466  1,166,674
       #*Cumberland Pharmaceuticals, Inc.                  8,841     44,559
       *Cutera, Inc.                                      12,442    109,987
       *Cyberonics, Inc.                                   6,029    214,452
       *Cynosure, Inc. Class A                             9,052    133,336
       *Cytokinetics, Inc.                                54,657     81,439
       #*Cytori Therapeutics, Inc.                         7,437     55,852
       *DaVita, Inc.                                       7,338    646,404
        Daxor Corp.                                        4,092     41,043
       *Dendreon Corp.                                    18,191    790,035
        DENTSPLY International, Inc.                      10,234    384,184
       #*DepoMed, Inc.                                    16,700    147,461
       *DexCom, Inc.                                      12,788    212,920
       *Digirad Corp.                                     16,700     50,768
       *Dionex Corp.                                       3,707    438,723
       *Durect Corp.                                      23,066     86,036
       *DUSA Pharmaceuticals, Inc.                         4,400     21,516
       *Dyax Corp.                                        30,347     60,694
       *Dynacq Healthcare, Inc.                            2,433      4,671
       *Edwards Lifesciences Corp.                        12,200  1,053,470
       *Emdeon, Inc. Class A                              32,552    509,764
       *Emergency Medical Services Corp. Class A           3,700    236,060
       *Emergent BioSolutions, Inc.                       21,390    496,462
       #*Emeritus Corp.                                   22,337    547,480

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
                                                         Shares     Value+
                                                         ------     -----

      Health Care -- (Continued)........................
        *Encision, Inc.                                     800 $      892
        *Endo Pharmaceuticals Holdings, Inc.              4,086    160,008
        .*Endo Pharmaceuticals Solutions                 21,829     24,012
        *Endologix, Inc.                                 17,229    136,971
         Ensign Group, Inc.                              17,617    487,286
        *Entremed, Inc.                                      63        305
        *Enzo Biochem, Inc.                              35,688    142,395
        *Enzon Pharmaceuticals, Inc.                     33,284    382,100
        *eResearch Technology, Inc.                      38,743    246,405
        *Exact Sciences Corp.                             5,900     47,259
        #*Exactech, Inc.                                 12,451    222,997
        #*Exelixis, Inc.                                 27,916    342,250
        *Five Star Quality Care, Inc.                    33,677    282,213
        *Forest Laboratories, Inc.                        9,100    301,756
        .*Fresenius Kabi Pharmaceuticals Holding, Inc.   20,127         --
        *Furiex Pharmaceuticals, Inc.                     6,388     94,734
        *Genomic Health, Inc.                             6,185    168,850
        *Gen-Probe, Inc.                                  4,037    334,748
        *Gentiva Health Services, Inc.                   33,575    940,100
        #*Geron Corp.                                    34,358    164,918
        *Greatbatch, Inc.                                22,364    605,393
        #*GTx, Inc.                                       6,400     27,264
        *Haemonetics Corp.                               14,394  1,010,459
        #*Halozyme Therapeutics, Inc.                    10,455     69,317
        *Hanger Orthopedic Group, Inc.                   28,295    768,775
        #*Hansen Medical, Inc.                            6,681     24,052
        *Harvard Bioscience, Inc.                        35,325    202,766
        *Health Management Associates, Inc.               1,620     18,274
        *Health Net, Inc.                                53,129  1,769,196
        *HealthSouth Corp.                               17,216    441,246
        *HealthSpring, Inc.                              52,420  2,174,906
        *HealthStream, Inc.                              17,632    175,086
        *Healthways, Inc.                                31,801    538,073
        *Helicos BioSciences Corp.                        3,818        420
        #*Hemispherx Biopharma, Inc.                      3,300      1,650
        *Henry Schein, Inc.                               8,644    631,617
         Hill-Rom Holdings, Inc.                         20,530    924,055
        *Hi-Tech Pharmacal Co., Inc.                     10,871    300,692
        *HMS Holdings Corp.                               5,200    409,292
        *Hologic, Inc.                                   77,881  1,714,940
        *Hooper Holmes, Inc.                              6,931      5,545
        *Hospira, Inc.                                   11,600    658,068
        *Humana, Inc.                                    19,973  1,520,345
        *Icagen, Inc.                                     4,261     11,718
        *ICU Medical, Inc.                               13,800    622,518
        *Idenix Pharmaceuticals, Inc.                    18,945     96,241
        *Idera Pharmaceuticals, Inc.                      5,955     15,483
        *IDEXX Laboratories, Inc.                         1,200     97,716
        *Illumina, Inc.                                   9,020    640,240
        *Immucor, Inc.                                   20,210    441,184
        *ImmunoGen, Inc.                                  3,760     50,234
        *Immunomedics, Inc.                              19,800     83,754
        *Impax Laboratories, Inc.                        19,570    535,827
        #*Incyte Corp.                                    8,055    148,856
        *Infinity Pharmaceuticals, Inc.                  22,919    137,056
        *Inspire Pharmaceuticals, Inc.                   16,400     81,836
        #*Insulet Corp.                                   1,607     34,534
        *Integra LifeSciences Holdings Corp.             16,000    836,960
        *IntegraMed America, Inc.                         8,182     82,638
        *Interleukin Genetics, Inc.                       2,100        861
        #*InterMune, Inc.                                 2,570    114,725

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
                                                      Shares     Value+
                                                      ------     -----

         Health Care -- (Continued)..................
           *Intuitive Surgical, Inc.                   1,500 $  524,550
            Invacare Corp.                            30,200    993,580
           *IPC The Hospitalist Co.                    5,757    298,558
           *Iridex Corp.                               2,091      8,510
           *IRIS International, Inc.                  16,869    158,569
           #*IsoRay, Inc.                              7,600      8,132
           *ISTA Pharmaceuticals, Inc.                10,589    108,537
           *Jazz Pharmaceuticals, Inc.                 7,093    226,338
            Johnson & Johnson                         13,021    855,740
           *Kendle International, Inc.                12,883    129,474
           *Kensey Nash Corp.                          9,515    235,306
           *Keryx Biopharmaceuticals, Inc.             7,718     40,828
            Kewaunee Scientific Corp.                  2,037     22,794
           *Kindred Healthcare, Inc.                  26,021    656,250
           #*Kinetic Concepts, Inc.                    8,192    483,574
           *K-V Pharmaceutical Co.                    31,749    124,774
           *K-V Pharmaceutical Co. Class B             3,668     14,489
           *Laboratory Corp. of America Holdings       3,947    380,767
            Landauer, Inc.                             2,300    138,391
           *Lannet Co., Inc.                          28,073    161,981
           *LCA-Vision, Inc.                          14,533     97,952
            LeMaitre Vascular, Inc.                   10,439     71,403
           *Lexicon Pharmaceuticals, Inc.             99,460    167,093
           *LHC Group, Inc.                           17,174    508,694
           *Life Technologies Corp.                   17,891    987,583
           *LifePoint Hospitals, Inc.                 50,981  2,121,319
           *Ligand Pharmaceuticals, Inc. Class B       1,093     12,143
           #*Lincare Holdings, Inc.                   22,050    692,811
           *Luminex Corp.                              8,040    155,896
           #*Luna Innovations, Inc.                    3,800      7,448
           *Magellan Health Services, Inc.            28,259  1,470,033
           #*Mannkind Corp.                            8,466     36,912
           *MAP Pharmaceuticals, Inc.                    190      2,930
           *Maxygen, Inc.                             41,232    212,757
            McKesson Corp.                             9,400    780,294
           *MedAssets, Inc.                           10,520    168,530
           *MedCath Corp.                             19,633    265,242
           *Medco Health Solutions, Inc.              12,000    711,960
           *Medical Action Industries, Inc.           17,432    151,658
           *Medicines Co. (The)                       30,604    480,483
           *MediciNova, Inc.                           3,758      9,733
            Medicis Pharmaceutical Corp. Class A      23,301    826,253
           *Medidata Solutions, Inc.                   3,491     89,614
           *Medivation, Inc.                             855     21,118
           *Mednax, Inc.                               8,273    586,721
           *MedQuist Holdings, Inc.                   27,252    281,241
            MEDTOX Scientific, Inc.                    8,196    130,972
            Medtronic, Inc.                           37,575  1,568,756
            Merck & Co., Inc.                         79,646  2,863,274
           *Merge Healthcare, Inc.                    16,908     83,356
           #Meridian Bioscience, Inc.                  6,985    172,599
           *Merit Medical Systems, Inc.               26,250    612,150
           *Metropolitan Health Networks, Inc.        31,795    134,175
           *Micromet, Inc.                             5,350     36,166
           *Misonix, Inc.                              1,186      2,775
           *Molecular Insight Pharmaceuticals, Inc.      467         12
           *Molina Healthcare, Inc.                   25,800  1,109,400
           *MWI Veterinary Supply, Inc.                5,672    471,740
           *Mylan, Inc.                               12,899    321,443
           *Myrexis, Inc.                             14,488     61,429
           *Myriad Genetics, Inc.                      7,600    162,944

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
                                                           Shares      Value+
                                                           ------      -----

  Health Care -- (Continued).............................
    *Nabi Biopharmaceuticals                               43,103 $   249,135
    #*Nanosphere, Inc.                                     19,664      58,402
     National Healthcare Corp.                             11,838     549,993
     National Research Corp.                                3,715     132,291
    *Natus Medical, Inc.                                   32,869     557,787
    *Neogen Corp.                                           9,514     398,637
    *Neurocrine Biosciences, Inc.                          13,502     103,830
    *NeurogesX, Inc.                                        3,642      12,346
    *Neurometrix, Inc.                                      5,148       2,605
    *NovaMed, Inc.                                          7,448      98,686
    *Novavax, Inc.                                         28,152      72,210
    *NPS Pharmaceuticals, Inc.                              7,289      75,587
    *NuVasive, Inc.                                         3,690     113,984
    *NxStage Medical, Inc.                                 23,701     583,993
    *Obagi Medical Products, Inc.                          12,043     154,512
    #Omnicare, Inc.                                        96,175   3,021,818
    *Omnicell, Inc.                                        32,372     497,881
    *OncoGenex Pharmaceutical, Inc.                           350       5,428
    *Oncothyreon, Inc.                                      8,300      37,599
    *Onyx Pharmaceuticals, Inc.                             6,700     251,719
    *Opko Health, Inc.                                      2,600      10,348
    *OraSure Technologies, Inc.                            51,704     455,512
    *Orchid Cellmark, Inc.                                    200         558
    #*Orexigen Therapeutics, Inc.                          11,205      35,072
    *Orthofix International N.V.                            1,196      40,748
    *Orthovita, Inc.                                       32,592      78,547
    #*Osiris Therapeutics, Inc.                             5,988      42,455
     Owens & Minor, Inc.                                   12,726     438,411
    *OXiGENE, Inc.                                            260         455
    *Pain Therapeutics, Inc.                               34,082     324,120
    *Palomar Medical Technologies, Inc.                    19,421     310,930
    *Par Pharmaceutical Cos., Inc.                         35,904   1,236,534
    *Parexel International Corp.                           27,700     768,952
     Patterson Cos., Inc.                                   8,333     289,238
    *PDI, Inc.                                             12,744     110,490
     PDL BioPharma, Inc.                                   32,805     210,608
     PerkinElmer, Inc.                                     52,240   1,476,825
    *Pernix Therapeutics Holdings, Inc.                     3,213      38,395
    #Perrigo Co.                                            8,887     803,029
     Pfizer, Inc.                                         526,553  11,036,551
     Pharmaceutical Products Development Service, Inc.      5,400     166,590
    *Pharmasset, Inc.                                       1,542     156,467
    #*PharmAthene, Inc.                                     1,665       6,227
    *PharMerica Corp.                                      26,659     350,832
    *PHC, Inc.                                             12,689      30,707
    *PhotoMedex, Inc.                                         315       2,674
    #*Poniard Pharmaceuticals, Inc.                         3,793       1,365
    *Pozen, Inc.                                            6,700      41,808
    *Progenics Pharmaceuticals, Inc.                       26,356     195,298
    *ProPhase Labs, Inc.                                    6,052       6,657
    *Providence Service Corp.                              11,431     168,493
    *pSivida Corp.                                         15,628      68,294
    #*PSS World Medical, Inc.                              18,200     523,432
     Psychemedics Corp.                                       580       6,293
    #Quality Systems, Inc.                                  2,200     197,384
     Quest Diagnostics, Inc.                               11,400     642,732
    *Questcor Pharmaceuticals, Inc.                         8,700     178,350
    #*Quidel Corp.                                         16,606     220,362
    *RadNet, Inc.                                           8,626      31,657
    *Raptor Pharmaceutical Corp.                              378       1,244
    *Regeneration Technologies, Inc.                       47,185     136,836

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
                                                    Shares     Value+
                                                    ------     -----

           Health Care -- (Continued)..............
             *Regeneron Pharmaceuticals, Inc.        6,200 $  316,882
             *RehabCare Group, Inc.                 18,896    709,923
             *Repligen Corp.                        30,484    122,546
             *Repros Therapeutics, Inc.                186      1,058
             #*ResMed, Inc.                          9,600    306,144
             *Rigel Pharmaceuticals, Inc.           26,618    242,490
             *Rochester Medical Corp.               11,767    135,909
             *Rockwell Medical Technologies, Inc.    5,601     57,522
             #*Sangamo BioSciences, Inc.            13,895     99,766
             *Santarus, Inc.                        24,354     75,741
             *SciClone Pharmaceuticals, Inc.        40,903    180,382
             *SCOLR Pharma, Inc.                     1,270        241
             *Select Medical Holdings Corp.         39,262    350,217
             *Sirona Dental Systems, Inc.           13,986    798,181
             *Skilled Healthcare Group, Inc.        19,429    235,479
             *Solta Medical, Inc.                   50,380    182,879
             *SonoSite, Inc.                        16,678    578,727
              Span-American Medical System, Inc.     3,229     48,952
             *Spectranetics Corp.                   25,401    144,532
             *Spectrum Pharmaceuticals, Inc.        22,010    198,090
             *SRI/Surgical Express, Inc.             2,053      9,136
              St. Jude Medical, Inc.                11,500    614,560
             *Staar Surgical Co.                    13,088     72,638
             *StemCells, Inc.                       11,500      9,672
             *Stereotaxis, Inc.                     13,378     52,040
              Steris Corp.                          15,900    573,036
             *Strategic Diagnostics, Inc.           12,404     29,646
             *Sucampo Pharmaceuticals, Inc.         13,917     62,348
             *Sun Healthcare Group, Inc.            18,985    223,833
             *SunLink Health Systems, Inc.             897      1,973
             *Sunrise Senior Living, Inc.           31,464    326,596
             *SuperGen, Inc.                        56,246    152,427
             *SurModics, Inc.                        8,150    125,184
             *Symmetry Medical, Inc.                32,487    323,246
             *Synovis Life Technologies, Inc.        8,913    181,736
             *Synta Pharmaceuticals Corp.            5,936     36,032
             #*Targacept, Inc.                       6,609    159,806
             *Team Health Holdings, Inc.             3,129     62,205
             *Techne Corp.                           3,336    259,241
              Teleflex, Inc.                        25,311  1,594,846
             *Tenet Healthcare Corp.                38,000    263,340
             *Theragenics Corp.                     14,207     27,704
             *Theravance, Inc.                       6,296    174,714
             *Thermo Fisher Scientific, Inc.        53,433  3,205,446
             *Thoratec Corp.                        14,300    439,010
             *TomoTherapy, Inc.                     54,890    251,396
             *TranS1, Inc.                          17,643     87,862
             *Transcend Services, Inc.               3,803     91,766
             *Transcept Pharmaceuticals, Inc.       12,506    125,685
             *Trimeris, Inc.                        18,590     47,033
             *Triple-S Management Corp.             19,523    408,812
              U.S. Physical Therapy, Inc.           10,926    266,048
             #*United Therapeutics Corp.             5,700    381,672
              UnitedHealth Group, Inc.              79,287  3,903,299
              Universal American Corp.              72,424  1,672,994
              Universal Health Services, Inc.       16,994    930,931
             *Urologix, Inc.                         3,584      2,849
              Utah Medical Products, Inc.            3,213     89,386
             *Vanda Pharmaceuticals, Inc.            1,131      9,105
             *Vascular Solutions, Inc.               9,403    120,170
             #*VCA Antech, Inc.                      5,530    136,038

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
                                                    Shares       Value+
                                                    ------       -----

        Health Care -- (Continued)
          *Vertex Pharmaceuticals, Inc.              1,600 $     88,032
          *Vical, Inc.                              25,668       96,512
          *Viropharma, Inc.                         71,930    1,387,530
          *Vital Images, Inc.                       17,739      330,655
          #*Watson Pharmaceuticals, Inc.            27,100    1,680,742
          *WellCare Health Plans, Inc.              35,383    1,550,129
           WellPoint, Inc.                          62,400    4,791,696
           West Pharmaceutical Services, Inc.       20,015      945,509
          *Wright Medical Group, Inc.               32,385      535,324
           Young Innovations, Inc.                   7,292      226,198
          *Zalicus, Inc.                            12,688       38,825
          *Zimmer Holdings, Inc.                     9,091      593,188
          *Zoll Medical Corp.                       17,500      991,900
                                                           ------------
        Total Health Care                                   168,656,621
                                                           ------------

        Industrials -- (12.8%)
          *3D Systems Corp.                         17,589      733,813
           A.O. Smith Corp.                         29,276    1,287,266
          *A.T. Cross Co.                            8,242       92,228
          #*A123 Systems, Inc.                      13,149       79,420
          #AAON, Inc.                                9,874      324,361
          *AAR Corp.                                38,663    1,006,785
           ABM Industries, Inc.                     44,628    1,085,353
          *Acacia Technologies Group                20,040      823,844
          *ACCO Brands Corp.                        35,600      345,676
          #Aceto Corp.                              27,610      221,156
          *Active Power, Inc.                        4,800       11,664
           Actuant Corp. Class A                    56,107    1,557,530
           Acuity Brands, Inc.                       7,129      419,185
          *Advisory Board Co. (The)                  6,098      284,899
          *Aecom Technology Corp.                   18,212      496,459
          *AeroCentury Corp.                         1,149       13,880
          *Aerosonic Corp.                             970        3,172
          *Aerovironment, Inc.                      17,556      502,979
          *AGCO Corp.                               24,204    1,393,666
          #*Air Transport Services Group, Inc.      60,496      494,857
           Aircastle, Ltd.                          69,572      866,867
          #*AirTran Holdings, Inc.                  75,610      567,831
           Alamo Group, Inc.                        11,280      322,721
          *Alaska Air Group, Inc.                   31,350    2,065,025
           Albany International Corp.               24,100      609,971
           Alexander & Baldwin, Inc.                46,560    2,453,712
          #Allegiant Travel Co.                      3,854      172,929
          #*Alliant Techsystems, Inc.                2,000      141,300
          *Allied Defense Group, Inc.                6,064       20,618
          *Allied Motion Technologies, Inc.          5,532       38,890
          *Altra Holdings, Inc.                     21,783      553,070
          *Amerco, Inc.                             19,792    2,013,242
          *American Railcar Industries, Inc.        23,316      660,542
          *American Reprographics Co.               41,260      369,277
           American Science & Engineering, Inc.      5,381      474,066
           American Woodmark Corp.                  13,119      266,447
           Ameron International Corp.                9,257      651,137
           Ametek, Inc.                             12,679      583,741
           Ampco-Pittsburgh Corp.                    9,812      263,648
          *AMREP Corp.                               5,440       53,856
          *APAC Customer Services, Inc.             41,580      237,422
           Apogee Enterprises, Inc.                 28,000      399,840
          *Applied Energetics, Inc.                    115           78
           Applied Industrial Technologies, Inc.    36,174    1,275,495
          *Argan, Inc.                               8,322       78,227

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
                                                   Shares     Value+
                                                   ------     -----

           Industrials -- (Continued)
              Arkansas Best Corp.                  24,405 $  561,559
             *Armstrong World Industries, Inc.     45,546  2,038,184
             *Ascent Solar Technologies, Inc.      31,175     50,192
             *Astec Industries, Inc.               19,700    763,966
             *Astronics Corp.                       4,779    124,254
             *Astronics Corp. Class B                 325      8,450
             *Atlas Air Worldwide Holdings, Inc.   21,251  1,464,406
             *Avalon Holding Corp. Class A            700      2,034
              Avery Dennison Corp.                  7,200    300,528
             #*Avis Budget Group, Inc.             99,624  1,888,871
              AZZ, Inc.                            12,185    533,459
             *Babcock & Wilcox Co. (The)            4,536    142,476
             #Badger Meter, Inc.                    3,569    135,301
             *Baker (Michael) Corp.                 8,141    200,594
             *Baldwin Technology Co. Class A        9,038     15,545
             #Barnes Group, Inc.                   47,023  1,163,349
              Barrett Business Services, Inc.      10,251    165,246
             *BE Aerospace, Inc.                   22,275    859,592
             *Beacon Roofing Supply, Inc.          38,269    854,164
              Belden, Inc.                         24,180    919,565
             *Blount International, Inc.           11,297    187,530
             *BlueLinx Holdings, Inc.              24,506     88,712
              Brady Co. Class A                    41,470  1,563,834
             *Breeze-Eastern Corp.                  6,412     54,758
             #Briggs & Stratton Corp.              49,341  1,163,954
              Brink's Co. (The)                    15,849    523,176
             *Broadwind Energy, Inc.                  700      1,155
             *BTU International, Inc.               6,833     77,828
              Bucyrus International, Inc.           3,787    346,321
             *Builders FirstSource, Inc.           28,773     76,248
             *CAI International, Inc.              20,115    506,093
             *Carlisle Cos., Inc.                  26,873  1,331,288
              Cascade Corp.                        10,610    485,938
             *Casella Waste Systems, Inc.          20,371    137,708
             #*CBIZ, Inc.                          54,187    397,191
              CDI Corp.                            18,296    271,147
             *CECO Environmental Corp.             11,349     64,803
             *Celadon Group, Inc.                  21,067    311,160
             #*Cenveo, Inc.                        11,407     73,917
             *Ceradyne, Inc.                       23,709  1,111,004
             *Champion Industries, Inc.             6,476     10,362
             *Chart Industries, Inc.               23,323  1,133,731
              Chase Corp.                           7,751    128,124
              Chicago Rivet & Machine Co.             508      8,918
              Cintas Corp.                         11,185    347,294
              CIRCOR International, Inc.           15,100    685,993
              CLAROC, Inc.                          7,342    331,785
             *Clean Harbors, Inc.                   1,777    175,035
             *Coleman Cable, Inc.                   3,057     30,631
             *Colfax Corp.                         16,278    355,674
             *Columbus McKinnon Corp.              18,900    378,000
             *Comarco, Inc.                         4,970      1,789
              Comfort Systems USA, Inc.            37,238    454,676
             *Command Security Corp.                5,329      9,059
             *Commercial Vehicle Group, Inc.        6,200    107,012
             *Competitive Technologies, Inc.        3,200      5,600
              CompX International, Inc.             2,300     32,315
             *Consolidated Graphics, Inc.          11,100    623,265
              Con-way, Inc.                        15,100    587,692
              Cooper Industries P.L.C.              9,384    618,875
             *Copart, Inc.                          9,140    414,682

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
                                                      Shares     Value+
                                                      ------     -----

        Industrials -- (Continued)
           Corporate Executive Board Co.               6,786 $  270,422
          *Corrections Corp. of America               33,736    839,689
          *CoStar Group, Inc.                         10,540    716,931
           Courier Corp.                              16,697    228,749
           Covanta Holding Corp.                      56,738    974,191
          *Covenant Transportation Group, Inc.        11,052    105,436
          *CPI Aerostructures, Inc.                    5,698     79,259
          *CRA International, Inc.                    11,485    326,748
           Crane Co.                                   8,186    408,563
           CSX Corp.                                  38,880  3,059,467
           Cubic Corp.                                17,050    922,064
           Cummins, Inc.                               5,600    673,008
           Curtiss-Wright Corp.                       42,398  1,409,734
           Danaher Corp.                              22,520  1,244,005
           Deere & Co.                                 6,800    663,000
          *Delta Air Lines, Inc.                      61,200    635,256
           Deluxe Corp.                               10,195    276,081
          *DigitalGlobe, Inc.                         12,448    360,992
          *Dollar Thrifty Automotive Group, Inc.      21,400  1,475,102
          #Donaldson Co., Inc.                         1,400     85,722
           Dover Corp.                                12,776    869,279
           Ducommun, Inc.                             11,679    265,697
           Dun & Bradstreet Corp. (The)                3,023    248,430
          *DXP Enterprises, Inc.                      11,734    308,018
          *Dycom Industries, Inc.                     34,488    512,492
           Dynamic Materials Corp.                    12,706    330,610
          #*Eagle Bulk Shipping, Inc.                 58,614    201,046
           Eastern Co.                                 5,235     99,465
           Eaton Corp.                                20,100  1,075,953
           Ecology & Environment, Inc. Class A         2,202     43,071
          *EMCOR Group, Inc.                          48,974  1,516,725
           Emerson Electric Co.                        1,000     60,760
           Empire Resources, Inc.                      7,000     30,450
           Encore Wire Corp.                          21,878    610,615
          #*Ener1, Inc.                               26,288     66,509
          #*Energy Conversion Devices, Inc.           23,200     46,400
          *Energy Recovery, Inc.                       1,300      4,017
           EnergySolutions, Inc.                      78,325    442,536
          #*EnerNOC, Inc.                                174      3,116
          *EnerSys                                    42,237  1,600,360
           Ennis, Inc.                                35,570    664,448
          *EnPro Industries, Inc.                     21,672    868,614
          *Environmental Tectonics Corp.                 400      1,156
           Equifax, Inc.                               5,610    210,543
           ESCO Technologies, Inc.                    22,580    828,234
           Espey Manufacturing & Electronics Corp.     3,027     82,334
          *Esterline Technologies Corp.               37,098  2,663,636
          #*Excel Maritime Carriers, Ltd.             77,771    311,862
          *Exponent, Inc.                             10,460    448,839
          *Express-1 Expedited Solutions, Inc.        24,455     57,714
           Federal Signal Corp.                       58,371    394,004
           FedEx Corp.                                20,480  1,959,322
          *Flanders Corp.                             26,480     96,652
          *Flow International Corp.                   41,753    179,955
           Flowserve Corp.                             3,400    430,508
           Fluor Corp.                                 4,319    302,071
          #*Fortune Industries, Inc.                     800        520
           Forward Air Corp.                           7,700    258,874
          *Franklin Covey Co.                         20,197    186,216
           Franklin Electric Co., Inc.                17,772    801,695
          *Freightcar America, Inc.                   11,927    357,571

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
                                                      Shares      Value+
                                                      ------      -----

       Industrials -- (Continued)
         *Frozen Food Express Industries              13,412 $    49,490
         #*FTI Consulting, Inc.                       29,849   1,190,975
         *Fuel Tech, Inc.                             21,254     172,370
         *FuelCell Energy, Inc.                        7,606      13,006
         *Furmanite Corp.                             31,754     266,099
          G & K Services, Inc. Class A                18,115     599,606
          Gardner Denver Machinery, Inc.              20,835   1,800,352
         #GATX Corp.                                  50,400   2,130,408
         #*Genco Shipping & Trading, Ltd.             25,238     211,747
         *Gencor Industries, Inc.                      4,926      37,438
         #*GenCorp, Inc.                              20,666     134,949
         #*General Cable Corp.                        40,285   1,953,822
          General Dynamics Corp.                      19,357   1,409,577
          General Electric Co.                       741,335  15,160,301
         *Genesee & Wyoming, Inc.                     20,376   1,262,904
         *GEO Group, Inc. (The)                       61,656   1,644,982
         *GeoEye, Inc.                                14,608     541,811
         *Gibraltar Industries, Inc.                  28,461     332,424
         *Global Power Equipment Group, Inc.           1,469      41,529
          Goodrich Corp.                               8,308     734,178
          Gorman-Rupp Co. (The)                       11,003     445,071
         *GP Strategies Corp.                         17,086     223,656
         *Graco, Inc.                                  2,738     136,982
         *Graftech International, Ltd.                 9,800     227,360
          Graham Corp.                                 8,334     190,682
         #Granite Construction, Inc.                  31,421     854,023
          Great Lakes Dredge & Dock Corp.             57,638     429,403
         *Greenbrier Cos., Inc.                       23,067     624,424
         *Griffon Corp.                               58,333     743,162
         *H&E Equipment Services, Inc.                34,256     681,694
          Hardinge, Inc.                              10,517     136,195
         *Harsco Corp.                                16,212     577,147
         *Hawaiian Holdings, Inc.                     51,268     299,918
          Healthcare Services Group, Inc.             10,845     192,607
          Heartland Express, Inc.                     21,961     378,827
         #HEICO Corp.                                  9,210     443,554
          HEICO Corp. Class A                         18,056     642,080
         #Heidrick & Struggles International, Inc.    16,902     395,507
         *Heritage-Crystal Clean, Inc.                 3,193      54,121
          Herman Miller, Inc.                         11,372     295,899
         *Hertz Global Holdings, Inc.                 60,079   1,033,960
         *Hexcel Corp.                                30,863     664,480
         *Hill International, Inc.                    35,720     181,100
          HNI Corp.                                   22,562     620,906
         #*Hoku Corp.                                 41,071      83,785
          Honeywell International, Inc.                5,800     355,134
          Horizon Lines, Inc.                         38,884      68,825
          Houston Wire & Cable Co.                    13,935     233,969
         *Hub Group, Inc. Class A                     14,198     571,895
         #Hubbell, Inc. Class A                        1,501      98,316
          Hubbell, Inc. Class B                        8,716     610,033
         *Hudson Highland Group, Inc.                 26,078     157,250
         *Huntington Ingalls Industries, Inc.          4,418     176,720
         *Hurco Cos., Inc.                             6,000     194,820
         *Huron Consulting Group, Inc.                19,342     557,050
         *ICF International, Inc.                     19,162     466,786
         *Identive Group, Inc.                        27,918      96,596
         *IDEX Corp.                                  28,472   1,335,906
         *IHS, Inc.                                    4,200     370,608
         *II-VI, Inc.                                  9,100     526,435
          Illinois Tool Works, Inc.                   10,317     602,616

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
                                                       Shares     Value+
                                                       ------     -----

       Industrials -- (Continued)
          Ingersoll-Rand P.L.C.                        14,040 $  709,020
         #*Innerworkings, Inc.                         40,265    361,177
         *Innotrac Corp.                                2,916      4,345
         *Innovative Solutions & Support, Inc.         16,826     95,403
         *Insituform Technologies, Inc.                33,265    841,937
          Insperity, Inc.                               5,176    156,781
          Insteel Industries, Inc.                     17,097    255,258
         *Integrated Electrical Services, Inc.         12,442     42,054
          Interface, Inc. Class A                      28,429    529,917
         *Interline Brands, Inc.                       31,703    669,567
          International Shipholding Corp.               1,100     26,389
          Intersections, Inc.                          17,107    257,460
         #Iron Mountain, Inc.                          17,586    560,114
          ITT Industries, Inc.                         13,398    774,270
         *J.B. Hunt Transport Services, Inc.            6,000    286,080
         #*Jacobs Engineering Group, Inc.              10,272    509,594
         #*JetBlue Airways Corp.                      253,648  1,435,648
          John Bean Technologies Corp.                  7,456    150,686
         *Kadant, Inc.                                  1,953     60,250
          Kaman Corp. Class A                          19,314    718,481
         *Kansas City Southern                         26,344  1,530,850
         *KAR Auction Services, Inc.                   17,885    348,758
          Kaydon Corp.                                 27,382  1,059,683
          KBR, Inc.                                     3,711    142,391
         *Kelly Services, Inc. Class A                 44,500    850,395
         *Kelly Services, Inc. Class B                    700     13,164
          Kennametal, Inc.                             60,351  2,548,019
         *Key Technology, Inc.                          5,158     95,990
         *Kforce, Inc.                                 41,201    644,796
          Kimball International, Inc. Class B          24,763    185,227
         #*Kirby Corp.                                 22,978  1,304,691
          Knight Transportation, Inc.                  17,873    321,893
          Knoll, Inc.                                   9,371    183,953
         *Korn/Ferry International                     38,727    802,036
         *Kratos Defense & Security Solutions, Inc.    16,388    224,024
          L.S. Starrett Co. Class A                     5,318     72,910
          L-3 Communications Holdings, Inc.            20,122  1,613,583
         *LaBarge, Inc.                                15,033    287,732
         *Ladish Co., Inc.                             13,777    781,156
         *Landstar System, Inc.                         2,329    110,395
          Lawson Products, Inc.                         8,415    185,382
         *Layne Christensen Co.                        18,277    543,924
          LB Foster Co. Class A                         9,959    423,855
         *LECG Corp.                                   22,233      1,645
         #Lennox International, Inc.                    5,950    289,230
          Lincoln Electric Holdings, Inc.               9,700    762,226
         #Lindsay Corp.                                 6,380    467,782
         *LMI Aerospace, Inc.                          11,500    230,575
          LSI Industries, Inc.                         32,842    272,260
         *Lydall, Inc.                                 16,467    160,553
         *M&F Worldwide Corp.                          17,844    447,706
         *Magnetek, Inc.                               11,977     25,391
         *Manitex International, Inc.                   3,300     19,503
         #Manitowoc Co., Inc. (The)                    58,740  1,303,441
          Manpower, Inc.                               11,545    764,856
          Marten Transport, Ltd.                       21,619    483,401
          Masco Corp.                                  62,664    840,951
         *MasTec, Inc.                                 66,786  1,514,706
         *McDermott International, Inc.                12,791    295,344
          McGrath Rentcorp                             21,123    599,682
         *Meritor, Inc.                                48,963    842,653

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
                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)
          *Metalico, Inc.                              45,886 $  290,917
           Met-Pro Corp.                               14,009    166,567
          *MFRI, Inc.                                   5,005     51,802
          #*Microvision, Inc.                          19,600     30,576
          *Middleby Corp.                               4,499    403,425
           Miller Industries, Inc.                     11,123    175,966
          #Mine Safety Appliances Co.                  21,322    846,057
          *Mistras Group, Inc.                         11,623    212,933
          #*Mobile Mini, Inc.                          35,837    892,700
          *Monster Worldwide, Inc.                     50,870    834,777
          *Moog, Inc.                                  29,170  1,286,980
          *Moog, Inc. Class B                           2,658    117,510
          *MSC Industrial Direct Co., Inc. Class A      2,591    185,490
           Mueller Industries, Inc.                    35,636  1,394,080
           Mueller Water Products, Inc.               144,734    636,830
           Multi-Color Corp.                           12,342    254,986
          *MYR Group, Inc.                             18,624    464,296
           NACCO Industries, Inc. Class A               5,819    612,333
           National Presto Industries, Inc.             3,670    407,480
           National Technical Systems, Inc.            10,048     74,757
          *Navigant Consulting, Inc.                   37,640    438,506
         .#*NIVS IntelliMedia Technology Group, Inc.    5,307     11,728
          *NN, Inc.                                    14,549    255,044
           Nordson Corp.                               10,870    619,264
           Norfolk Southern Corp.                      47,376  3,538,040
           Northrop Grumman Corp.                      33,313  2,119,040
          *Northwest Pipe Co.                           8,760    210,766
          *Ocean Power Technologies, Inc.               8,120     39,544
          *Old Dominion Freight Line, Inc.             35,562  1,330,730
          *Omega Flex, Inc.                             4,638     65,442
          *On Assignment, Inc.                         33,791    370,687
          *Orbital Sciences Corp.                      42,669    803,457
          *Orion Energy Systems, Inc.                  19,629     72,038
          *Orion Marine Group, Inc.                     9,455     97,670
          *Oshkosh Corp.                               26,362    834,621
          *Owens Corning, Inc.                        107,808  4,079,455
          *P.A.M. Transportation Services, Inc.         8,021     91,199
           PACCAR, Inc.                                 1,786     94,854
          #*Pacer International, Inc.                  31,370    187,906
           Pall Corp.                                   7,100    414,924
          *Paragon Technologies, Inc.                   1,500      3,450
           Parker Hannifin Corp.                        8,301    782,950
          *Park-Ohio Holdings Corp.                    12,584    268,291
          *Patrick Industries, Inc.                     3,895      9,270
          *Patriot Transportation Holding, Inc.         7,229    182,243
           Pentair, Inc.                               30,948  1,242,872
          *PGT, Inc.                                   32,431     80,429
          *Pike Electric Corp.                         34,290    348,386
          *Pinnacle Airlines Corp.                     22,177    120,865
          #Pitney Bowes, Inc.                           4,400    108,064
          *Plug Power, Inc.                            45,990     26,214
          #*PMFG, Inc.                                  6,951    159,317
          *Polypore International, Inc.                36,714  2,267,824
          *Powell Industries, Inc.                     11,048    436,617
          *PowerSecure International, Inc.             21,567    169,301
           Precision Castparts Corp.                    3,200    494,464
           Preformed Line Products Co.                  5,388    387,128
          *PRGX Global, Inc.                           12,035     94,354
           Primoris Services Corp.                      5,840     68,795
           Providence & Worcester Railroad Co.          1,639     26,208
          *Quality Distribution, Inc.                  14,805    176,180

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
                                                   Shares     Value+
                                                   ------     -----

           Industrials -- (Continued)
              Quanex Building Products Corp.       31,374 $  657,599
             *Quanta Services, Inc.                56,972  1,235,153
              R. R. Donnelley & Sons Co.           53,411  1,007,331
             *RailAmerica, Inc.                    40,128    682,979
              Raven Industries, Inc.                6,900    375,084
              Raytheon Co.                         20,731  1,006,490
             *RBC Bearings, Inc.                   12,943    508,142
             *RCM Technologies, Inc.                6,427     36,313
             *Real Goods Solar, Inc.                2,365      6,125
              Regal-Beloit Corp.                   19,100  1,447,589
             #*Republic Airways Holdings, Inc.     47,100    254,104
              Republic Services, Inc.              32,775  1,036,346
              Resources Connection, Inc.           50,734    750,356
              Robbins & Myers, Inc.                37,073  1,611,563
             #Robert Half International, Inc.       4,300    130,419
              Rockwell Automation, Inc.             9,200    801,596
             *Rollins, Inc.                        11,475    240,631
             #Roper Industries, Inc.                8,488    734,127
             #*RSC Holdings, Inc.                  31,320    412,484
             *Rush Enterprises, Inc. Class A       24,648    519,333
             *Rush Enterprises, Inc. Class B        4,506     83,361
              Ryder System, Inc.                   66,622  3,564,277
             *Saia, Inc.                           15,082    250,361
             *Sauer-Danfoss, Inc.                  31,202  1,841,854
              Schawk, Inc.                         24,926    470,104
             *School Specialty, Inc.               19,188    284,174
              Seaboard Corp.                          517  1,234,079
             *Servotronics, Inc.                    1,499     13,738
             *SFN Group, Inc.                      41,681    438,901
             *Shaw Group, Inc.                     13,357    519,587
              SIFCO Industries, Inc.                4,669     76,945
              Simpson Manufacturing Co., Inc.      40,781  1,138,606
              SkyWest, Inc.                        76,589  1,266,016
             *SL Industries, Inc.                   9,000    190,530
              SmartPros, Ltd.                       1,700      3,732
              Southwest Airlines Co.              203,848  2,395,214
             *Sparton Corp.                         8,853     72,063
             *Spire Corp.                           4,715     18,671
             *Spirit Aerosystems Holdings, Inc.    32,429    797,753
             #SPX Corp.                            10,789    932,709
             *Standard Parking Corp.                9,108    159,299
             #Standard Register Co.                19,640     67,562
              Standex International Corp.          12,341    451,187
              Steelcase, Inc. Class A              69,400    801,570
             #*Stericycle, Inc.                     2,400    219,072
             *Sterling Construction Co., Inc.      14,742    220,983
              Sun Hydraulics, Inc.                  9,168    426,220
             *SunPower Corp. Class B               39,346    840,824
              Superior Uniform Group, Inc.          9,577    107,885
             *Supreme Industries, Inc.              8,847     22,737
             *SYKES Enterprises, Inc.              38,706    775,281
             *Sypris Solutions, Inc.               16,050     80,571
              TAL International Group, Inc.        27,457    989,825
             *Taser International, Inc.            53,936    240,555
             *Team, Inc.                           16,790    418,910
             *Tech/Ops Sevcon, Inc.                 1,971     14,073
              Technology Research Corp.             2,417     17,330
             *Tecumseh Products Co. Class A        10,800    110,592
             *Tecumseh Products Co. Class B         2,690     26,846
             *Teledyne Technologies, Inc.          17,836    900,540
              Tennant Co.                          10,587    434,279

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
                                                    Shares     Value+
                                                    ------     -----

          Industrials -- (Continued)
            *Terex Corp.                            48,746 $1,695,386
            *Tetra Tech, Inc.                       52,425  1,238,278
             Textainer Group Holdings, Ltd.         34,000  1,205,640
            #Textron, Inc.                          27,184    709,502
            *Thomas & Betts Corp.                   32,497  1,883,851
            *Thomas Group, Inc.                        123        128
            *Timken Co.                             35,898  2,024,288
             Titan International, Inc.              30,018    927,256
            *Titan Machinery, Inc.                  17,493    550,330
             Toro Co.                                3,900    264,849
             Towers Watson & Co.                     5,900    338,424
            *Track Data Corp.                           21      2,147
            *Trailer Bridge, Inc.                    3,360      8,467
            *TransDigm Group, Inc.                   4,939    411,419
            *TRC Cos., Inc.                         13,489     67,445
             Tredegar Industries, Inc.              22,267    487,202
            *Trex Co., Inc.                         11,710    375,657
            *TriMas Corp.                           29,364    681,538
            #Trinity Industries, Inc.               79,600  2,881,520
             Triumph Group, Inc.                    14,728  1,268,375
            *TrueBlue, Inc.                         35,453    499,178
            *Tufco Technologies, Inc.                2,000      6,520
             Tutor Perini Corp.                     44,722  1,192,289
             Twin Disc, Inc.                        16,900    575,783
             Tyco International, Ltd.               29,324  1,429,252
            *U.S. Home Systems, Inc.                 4,987     25,683
            *Ultralife Corp.                        15,995     70,378
             UniFirst Corp.                         13,237    685,147
             Union Pacific Corp.                    38,880  4,022,914
            *United Capital Corp.                    5,362    146,114
            *United Continental Holdings, Inc.      47,235  1,077,903
            #*United Rentals, Inc.                  57,586  1,694,180
             United Stationers, Inc.                18,043  1,300,179
             United Technologies Corp.              14,283  1,279,471
             Universal Forest Products, Inc.        19,288    622,810
            *Universal Power Group, Inc.             2,111      8,507
            *Universal Security Instruments, Inc.    1,213      9,231
            *Universal Truckload Services, Inc.     14,555    230,551
            *UQM Technologies, Inc.                 20,086     56,040
            *URS Corp.                              54,710  2,448,272
            #*US Airways Group, Inc.                31,644    287,644
             US Ecology, Inc.                       11,972    219,806
            *USA Truck, Inc.                        12,082    150,421
            #*USG Corp.                             75,696  1,167,232
             UTi Worldwide, Inc.                     4,818    107,971
             Valmont Industries, Inc.                5,100    537,030
            *Valpey Fisher Corp.                     2,221      6,930
            *Versar, Inc.                            6,758     20,612
             Viad Corp.                             23,700    587,997
            #Vicor Corp.                            24,114    402,945
             Virco Manufacturing Corp.              21,836     66,818
            *Vishay Precision Group, Inc.           18,386    303,369
            *Volt Information Sciences, Inc.        24,400    262,300
             VSE Corp.                               4,312    121,555
             W.W. Grainger, Inc.                     3,802    576,383
            *Wabash National Corp.                  14,622    161,281
            *Wabtec Corp.                            5,644    402,869
            #*Waste Connections, Inc.               34,304  1,055,534
             Waste Management, Inc.                 16,900    666,874
            #Watsco, Inc. Class A                    7,900    560,031
             Watsco, Inc. Class B                    1,100     78,067

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
                                                    Shares       Value+
                                                    ------       -----

         Industrials -- (Continued)
            Watts Water Technologies, Inc.          30,800 $  1,191,960
           *WCA Waste Corp.                         12,421       74,153
           #Werner Enterprises, Inc.                63,543    1,662,920
           *WESCO International, Inc.               26,617    1,648,923
           *Willdan Group, Inc.                      5,554       24,215
           *Willis Lease Finance Corp.               7,513       99,096
           *Woodward, Inc.                           7,110      263,426
           #*YRC Worldwide, Inc.                     1,511        2,992
                                                           ------------
         Total Industrials                                  282,582,143
                                                           ------------

         Information Technology -- (11.6%)
           *Accelrys, Inc.                          53,564      405,479
           *ACI Worldwide, Inc.                     11,752      388,286
           *Acme Packet, Inc.                       16,073    1,327,791
           *Acorn Energy, Inc.                       8,330       33,737
            Activision Blizzard, Inc.               73,344      835,388
           *Actuate Corp.                           49,152      286,556
           *Acxiom Corp.                            63,337      922,187
           *ADDvantage Technologies Group, Inc.      7,160       22,268
           *Adept Technology, Inc.                   3,500       13,160
           *ADPT Corp.                             115,368      329,952
           #*Adtran, Inc.                            8,200      338,414
           *Advanced Analogic Technologies, Inc.    37,764      160,875
           *Advanced Energy Industries, Inc.        40,241      569,410
           #*Advanced Micro Devices, Inc.           51,208      465,993
           *Advanced Photonix, Inc.                  3,600        5,940
           #*Advent Software, Inc.                  10,200      277,746
           *Aehr Test Systems                        2,692        3,930
           *Aetrium, Inc.                            6,505       11,384
           *Agilysys, Inc.                          22,300      116,406
           *Akamai Technologies, Inc.                5,673      195,378
           #*Alliance Data Systems Corp.             2,000      190,000
            Altera Corp.                            12,700      618,490
           *Amdocs, Ltd.                             1,554       47,786
            American Software, Inc. Class A         24,803      192,967
           #*Amkor Technology, Inc.                 73,348      491,432
            Amphenol Corp.                           6,650      371,802
           *Amtech Systems, Inc.                     8,142      186,289
           *Anadigics, Inc.                         58,418      228,414
            Analog Devices, Inc.                    14,000      564,340
           *Analysts International Corp.             3,178       13,856
           *Anaren, Inc.                            15,344      254,557
            Anixter International, Inc.             13,300      999,362
           *Ansys, Inc.                              7,505      414,951
           *AOL, Inc.                               56,509    1,151,653
            Applied Materials, Inc.                 48,736      764,668
           *Applied Micro Circuits Corp.            68,408      716,916
           *Ariba, Inc.                             24,756      860,766
           *Arris Group, Inc.                      106,183    1,274,196
           *Arrow Electronics, Inc.                 80,220    3,657,230
           #*Aruba Networks, Inc.                   17,842      641,063
           *Aspen Technology, Inc.                   7,350      110,177
            Astro-Med, Inc.                          5,869       45,720
           *Atheros Communications, Inc.            12,521      561,692
           *Atmel Corp.                            102,100    1,562,130
           *ATMI, Inc.                              29,770      592,721
           *ATS Corp.                                1,360        6,392
           *AuthenTec, Inc.                         29,396       85,542
           #*Authentidate Holding Corp.              4,472        5,053
           *Autobytel, Inc.                         11,121       16,125
           *Autodesk, Inc.                             500       22,490
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
                                                     Shares     Value+
                                                     ------     -----

         Information Technology -- (Continued)
           *Aviat Networks, Inc.                     56,305 $  288,282
           *Avid Technology, Inc.                    43,600    810,088
           *Avnet, Inc.                              22,750    826,280
            AVX Corp.                               116,630  1,902,235
           *Aware, Inc.                              18,447     62,351
           *Axcelis Technologies, Inc.              105,079    196,498
           *AXT, Inc.                                28,747    200,942
            Bel Fuse, Inc. Class A                    3,300     75,900
            Bel Fuse, Inc. Class B                    8,786    176,862
           *Benchmark Electronics, Inc.              77,718  1,313,434
           *BigBand Networks, Inc.                   46,055    117,901
            Black Box Corp.                          26,915    940,410
           #Blackbaud, Inc.                          17,320    479,071
           #*Blackboard, Inc.                         5,827    280,337
           *Blue Coat Systems, Inc.                  19,819    570,787
           *BMC Software, Inc.                        2,200    110,506
           *Bottomline Technologies, Inc.            25,300    702,834
           *Brightpoint, Inc.                        65,445    662,303
            Broadridge Financial Solutions, Inc.      8,165    189,755
           *BroadVision, Inc.                         1,318     17,701
           *Brocade Communications Systems, Inc.    151,592    947,450
           *Brooks Automation, Inc.                  52,013    636,119
           *Bsquare Corp.                             5,761     40,961
            CA, Inc.                                 23,087    567,709
           *Cabot Microelectronics Corp.             19,770    965,765
           *CACI International, Inc.                 25,983  1,587,821
           *Cadence Design Systems, Inc.             23,700    246,006
           *CalAmp Corp.                             10,864     34,656
           *Calix, Inc.                               7,262    158,747
           *Callidus Software, Inc.                  19,786    136,721
           *Cardtronics, Inc.                         9,557    203,086
           *Cascade Microtech, Inc.                  12,723     83,845
            Cass Information Systems, Inc.            7,701    307,424
           *CEVA, Inc.                               22,113    676,216
           *Checkpoint Systems, Inc.                 36,700    772,902
           *China Information Technology, Inc.       16,418     43,015
           *Chyron International Corp.                2,300      4,761
           *Ciber, Inc.                              65,368    373,905
           *Ciena Corp.                                 141      3,982
           *Cirrus Logic, Inc.                       33,396    553,038
           *Citrix Systems, Inc.                      6,800    573,512
           *Clearfield, Inc.                          8,316     48,981
            Cognex Corp.                             31,347    980,534
           *Cogo Group, Inc.                         31,871    261,661
           *Coherent, Inc.                           21,420  1,338,964
            Cohu, Inc.                               23,517    338,880
            Communications Systems, Inc.             13,122    208,640
           *CommVault Systems, Inc.                   8,607    339,030
            Computer Sciences Corp.                  74,896  3,818,198
           *Computer Task Group, Inc.                14,944    221,918
           *Compuware Corp.                          54,317    615,412
           *comScore, Inc.                            7,479    222,949
            Comtech Telecommunications Corp.         26,995    763,959
           *Comverge, Inc.                           11,866     45,803
           #*Concur Technologies, Inc.                3,857    223,205
           *Concurrent Computer Corp.                 7,430     44,060
           #*Constant Contact, Inc.                   1,107     30,675
           *Convergys Corp.                         117,290  1,700,705
           *CoreLogic, Inc.                          91,258  1,680,060
           *Corning, Inc.                           100,823  2,111,234
           *Cray, Inc.                               28,909    194,268

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
                                                    Shares     Value+
                                                    ------     -----

           Information Technology -- (Continued)..
             #*Cree, Inc..........................   9,700 $  395,178
             *CSG Systems International, Inc......  13,500    286,740
             *CSP, Inc............................   2,269     10,800
              CTS Corp............................  21,572    237,076
             *CyberOptics Corp....................   6,236     62,048
             *Cymer, Inc..........................  25,539  1,228,681
             *Cypress Semiconductor Corp..........  25,986    565,455
              Daktronics, Inc.....................  31,772    340,914
             *Datalink Corp.......................  12,180     97,075
             *Dataram Corp........................   7,900     15,089
              DDi Corp............................  17,134    164,658
             *DealerTrack Holdings, Inc...........  35,283    792,456
             *Deltek, Inc.........................  16,601    124,508
             #*DemandTec, Inc.....................   4,403     48,741
             *DG FastChannel, Inc.................  14,750    539,703
             *Dice Holdings, Inc..................  34,185    626,611
             *Diebold, Inc........................  16,268    549,858
             *Digi International, Inc.............  24,603    290,561
             *Digimarc Corp.......................   5,534    149,363
             #*Digital River, Inc.................  33,154  1,078,831
             *Diodes, Inc.........................  21,200    725,464
             *Ditech Networks, Inc................   2,120      2,883
             *Dolby Laboratories, Inc.............   1,000     50,060
             *Dot Hill Systems Corp...............  43,545    128,458
             *DSP Group, Inc......................  22,270    179,942
              DST Systems, Inc....................   5,400    266,274
             *DTS, Inc............................   8,165    359,750
             *Dynamics Research Corp..............   9,034    134,245
              Earthlink, Inc...................... 101,308    832,752
             *eBay, Inc...........................  44,237  1,521,753
             #*Ebix, Inc..........................   9,393    214,630
             #*Echelon Corp.......................  16,134    153,434
             *Echo Global Logistics, Inc..........   3,990     55,501
             *EchoStar Corp.......................  30,699  1,138,319
             *Edgewater Technology, Inc...........   5,979     19,551
             *Elecsys Corp........................   1,496      7,615
              Electro Rent Corp...................  25,012    393,939
             *Electro Scientific Industries, Inc..  25,501    419,491
             *Electronic Arts, Inc................  18,423    371,776
             *Electronics for Imaging, Inc........  63,383  1,138,359
             *eLoyalty Corp.......................   2,021     13,985
             *EMC Corp............................  76,200  2,159,508
             *EMCORE Corp.........................  39,713    103,651
             *EMS Technologies, Inc...............  14,787    373,520
             *Emulex Corp.........................  74,736    724,192
             *EndWave Corp........................   5,400     13,014
             *Entegris, Inc....................... 161,194  1,391,104
             *Entorian Technologies, Inc..........   1,807      7,228
             #*Entropic Communications, Inc.......  25,140    220,226
             *Epicor Software Corp................  51,239    640,488
              EPIQ Systems, Inc...................  34,233    487,136
             *ePlus, Inc..........................   7,454    206,103
             *Equinix, Inc........................   3,982    400,828
             *Euronet Worldwide, Inc..............  43,486    815,363
             #*Evergreen Solar, Inc...............  10,428     15,121
             *Exar Corp...........................  40,369    246,655
             *ExlService Holdings, Inc............  24,579    509,277
             *Extreme Networks....................  89,087    278,842
             *F5 Networks, Inc....................   3,400    344,624
             #FactSet Research Systems, Inc.......   1,928    210,942
              Fair Isaac Corp.....................  37,639  1,124,653
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
                                                         Shares     Value+
                                                         ------     -----

      Information Technology -- (Continued)............
        *Fairchild Semiconductor International, Inc.... 103,659 $2,173,729
        *FalconStor Software, Inc......................  29,232    124,528
        #*Faro Technologies, Inc.......................  15,031    648,888
        *FEI Co........................................  32,456  1,053,522
         Fidelity National Information Services, Inc... 100,707  3,333,402
        *Fiserv, Inc...................................  12,363    757,976
         FLIR Systems, Inc.............................   9,520    335,294
        *FormFactor, Inc...............................  39,612    410,776
         Forrester Research, Inc.......................  12,672    500,671
        *Frequency Electronics, Inc....................   7,851     80,708
        *FSI International, Inc........................  35,698    164,211
        *Gartner Group, Inc............................   8,459    362,976
        *Gerber Scientific, Inc........................  24,204    231,390
        *GigOptix, Inc.................................     663      1,810
        *Global Cash Access, Inc.......................  24,622     81,253
        *Global Payments, Inc..........................   3,700    196,988
        *Globalscape, Inc..............................   2,198      5,847
        *Globecomm Systems, Inc........................  24,111    345,270
        *GSE Systems, Inc..............................   2,558      5,679
        *GSI Commerce, Inc.............................   5,375    157,326
        *GSI Technology, Inc...........................  26,798    238,770
        #*GT Solar International, Inc..................   6,100     68,137
        *GTSI Corp.....................................   4,675     21,692
        *Guidance Software, Inc........................  10,338     82,601
        *Hackett Group, Inc............................  37,192    161,413
        *Harmonic, Inc.................................  96,920    802,498
        #Harris Corp...................................   9,532    506,435
        #*Hauppauge Digital, Inc.......................   7,708     16,341
         Heartland Payment Systems, Inc................   5,500    109,780
         Hewlett-Packard Co............................  83,652  3,377,031
        *Hittite Microwave Corp........................   5,737    369,405
        *HSW International, Inc........................     844      3,705
        *Hutchinson Technology, Inc....................  22,305     59,554
        *Hypercom Corp.................................  47,960    574,081
        *I.D. Systems, Inc.............................  11,239     50,351
        *IAC/InterActiveCorp........................... 143,044  5,165,319
        *IEC Electronics Corp..........................   5,700     49,362
         iGATE Corp....................................  36,563    620,108
        *iGo, Inc......................................  22,046     65,036
        *Ikanos Communications, Inc....................   8,330     10,496
        *Imation Corp..................................  38,843    398,918
         Imergent, Inc.................................   5,609     37,580
        *Immersion Corp................................  25,262    182,897
        *Infinera Corp.................................  37,317    291,819
        *Informatica Corp..............................   9,984    559,204
        *InfoSpace, Inc................................  41,125    370,125
        *Ingram Micro, Inc. Class A.................... 166,139  3,111,783
        *Innodata Isogen, Inc..........................  18,887     48,917
        *Insight Enterprises, Inc......................  69,961  1,200,531
        *Integral Systems, Inc.........................  16,500    206,085
        *Integrated Device Technology, Inc............. 198,187  1,612,251
        *Integrated Silicon Solution, Inc..............  24,282    234,564
         Intel Corp.................................... 202,420  4,694,120
        *Intellicheck Mobilisa, Inc....................   2,300      2,369
        *Interactive Intelligence, Inc.................   7,999    299,323
         InterDigital, Inc.............................   8,239    381,383
        *Intermec, Inc.................................  50,181    576,078
        *Internap Network Services Corp................  49,281    398,683
        *International Rectifier Corp..................  68,216  2,357,545
        *Interphase Corp...............................   4,200     22,722
        #Intersil Corp. Class A........................ 106,582  1,574,216
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
                                                    Shares     Value+
                                                    ------     -----

           Information Technology -- (Continued)..
             *Intest Corp.........................   2,202 $    8,742
             *Intevac, Inc........................  21,483    262,737
             *IntriCon Corp.......................   6,777     31,852
             *Intuit, Inc.........................   8,000    444,480
             *INX, Inc............................   6,860     44,590
             *IPG Photonics Corp..................  42,031  2,919,473
             *Iteris, Inc.........................  13,000     17,940
             *Itron, Inc..........................  10,683    581,476
             *Ixia................................  55,569    907,997
             *IXYS Corp...........................  35,507    563,141
             #*j2 Global Communications, Inc......   4,415    130,066
              Jabil Circuit, Inc..................  71,155  1,411,715
             *Jack Henry & Associates, Inc........  10,749    365,144
             *JDA Software Group, Inc.............  34,253  1,122,471
             *JDS Uniphase Corp...................  26,000    541,840
             *Juniper Networks, Inc...............  16,423    629,494
             *Kemet Corp..........................  19,325    303,982
             *Kenexa Corp.........................  17,684    520,263
             *Key Tronic Corp.....................   9,315     49,090
              Keynote Systems, Inc................  13,997    298,696
             *KIT Digital, Inc....................   3,574     41,137
              KLA-Tencor Corp.....................   9,600    421,440
             *Knot, Inc. (The)....................  33,845    345,557
             *Kopin Corp..........................  62,150    298,942
             *Kulicke & Soffa Industries, Inc.....  65,690    595,151
             *KVH Industries, Inc.................  13,076    171,296
             #*L-1 Identity Solutions, Inc........ 132,226  1,551,011
             *Lam Research Corp...................   8,640    417,398
             *Lattice Semiconductor Corp.......... 100,986    685,695
             *Lawson Software, Inc................ 132,843  1,470,572
             *LeCroy Corp.........................  10,051    131,266
              Lender Processing Services, Inc.....   6,804    200,242
             *Lexmark International, Inc..........  12,600    406,350
             *LGL Group, Inc......................   1,300     17,940
             *Limelight Networks, Inc.............  78,757    501,682
              Linear Technology Corp..............   6,540    227,592
             *Lionbridge Technologies, Inc........  25,519     85,999
             *Liquidity Services, Inc.............  14,666    285,254
              Littlefuse, Inc.....................  14,744    917,224
             *LoJack Corp.........................  26,126    119,657
             *LookSmart, Ltd......................  13,147     25,505
             *LoopNet, Inc........................  25,849    480,274
             *Loral Space & Communications, Inc...  12,649    884,165
             *LSI Corp............................  52,348    383,711
             *LTX-Credence Corp...................  24,100    208,947
             *Magma Design Automation, Inc........  15,400     97,944
             *Manhattan Associates, Inc...........   9,868    356,728
             *ManTech International Corp. Class A.  14,301    627,671
              Marchex, Inc........................  23,487    165,818
             *Marvell Technology Group, Ltd.......  20,422    315,111
             *Mastech Holdings, Inc...............     793      3,077
             *Mattson Technology, Inc.............  44,173    102,481
             *Maxim Integrated Products, Inc......  17,351    474,376
              Maximus, Inc........................  11,710    936,683
             *Maxwell Technologies, Inc...........   7,246    129,196
             *Measurement Specialties, Inc........  12,669    440,628
             *MEMC Electronic Materials, Inc...... 158,131  1,870,690
             *MEMSIC, Inc.........................  16,927     59,075
             *Mentor Graphics Corp................  90,526  1,335,258
             *Mercury Computer Systems, Inc.......  22,082    426,403
              Mesa Laboratories, Inc..............   2,380     73,685

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
                                                     Shares     Value+
                                                     ------     -----

          Information Technology -- (Continued)
             Methode Electronics, Inc.               36,820 $  455,095
             Micrel, Inc.                            21,370    273,750
            #Microchip Technology, Inc.              12,600    517,104
            *Micron Technology, Inc.                342,712  3,869,218
            *MICROS Systems, Inc.                     8,600    447,372
            *Microsemi Corp.                         61,255  1,445,618
            *MicroStrategy, Inc.                      1,711    241,764
            #*Mindspeed Technologies, Inc.            7,000     63,140
            *MIPS Technologies, Inc.                 20,005    166,442
             MKS Instruments, Inc.                   43,558  1,236,176
             Mocon, Inc.                              7,200    104,328
             ModusLink Global Solutions, Inc.        41,970    219,923
            #Molex, Inc.                              5,100    137,700
             Molex, Inc. Class A                     20,078    452,157
            *MoneyGram International, Inc.           24,758     98,042
            *Monolithic Power Systems, Inc.           7,200    122,256
            *Monotype Imaging Holdings, Inc.         29,108    395,869
            *MoSys, Inc.                             24,204    149,823
            *Motorola Mobility Holdings, Inc.        18,533    482,970
            *Motorola Solutions, Inc.                21,181    971,784
            *Move, Inc.                              30,220     72,226
            #MTS Systems Corp.                       12,743    564,133
            *Multi-Fineline Electronix, Inc.         20,295    540,456
            *Nanometrics, Inc.                       18,000    291,060
            *NAPCO Security Technologies, Inc.        5,106     11,233
            *National Instruments Corp.              12,600    382,284
             National Semiconductor Corp.             7,343    177,113
            *NCI, Inc. Class A                        7,771    191,244
            *NCR Corp.                               17,300    342,713
            *NetApp, Inc.                             3,600    187,128
            *NETGEAR, Inc.                           33,907  1,415,617
            *NetList, Inc.                            3,907      9,260
            #*NetLogic Microsystems, Inc.             7,619    328,607
            *NetScout Systems, Inc.                  26,955    689,778
            #*NetSuite, Inc.                          4,884    169,035
            *Network Equipment Technologies, Inc.    31,100    104,807
            *NeuStar, Inc.                            4,102    110,303
            *Newport Corp.                           23,710    444,088
             NIC, Inc.                               19,724    253,552
            *Novatel Wireless, Inc.                  30,397    188,461
            *Novellus Systems, Inc.                  32,500  1,043,250
            #*Nuance Communications, Inc.            22,798    471,919
            *NumereX Corp. Class A                    5,996     58,401
            *Nvidia Corp.                            27,733    554,660
            *Oclaro, Inc.                             1,489     16,699
            *OmniVision Technologies, Inc.           48,661  1,635,010
            *ON Semiconductor Corp.                  56,713    596,054
            *Online Resources Corp.                  28,531    108,988
            #*Onvia, Inc.                               700      2,926
            *Openwave Systems, Inc.                  66,528    139,709
            *Oplink Communications, Inc.             26,693    528,521
             OPNET Technologies, Inc.                18,154    710,911
            *Opnext, Inc.                            53,776    126,911
             Optical Cable Corp.                      5,656     25,395
            *Orbcomm, Inc.                           40,695    126,154
            *OSI Systems, Inc.                       18,552    712,211
            *Overland Storage, Inc.                     100        230
            *PAR Technology Corp.                    10,880     46,131
            *Parametric Technology Corp.             13,187    320,048
             Park Electrochemical Corp.              18,749    599,406
            *ParkerVision, Inc.                       2,838      1,794

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
                                                      Shares     Value+
                                                      ------     -----

        Information Technology -- (Continued).......
          *PC Connection, Inc.                        25,008 $  222,071
          *PC Mall, Inc.                              11,700    114,309
          *PC-Tel, Inc.                               23,419    170,959
          *PDF Solutions, Inc.                        19,873    125,597
           Pegasystems, Inc.                             295     10,953
          *Perceptron, Inc.                            7,899     49,448
          *Perficient, Inc.                           29,328    366,307
          *Performance Technologies, Inc.             10,667     23,147
          *Pericom Semiconductor Corp.                26,855    244,112
          *Pervasive Software, Inc.                   16,262    110,582
          *Photronics, Inc.                           54,200    473,166
          *Pinnacle Data Systems, Inc.                   100        127
          *Pixelworks, Inc.                           10,700     29,960
          *Planar Systems, Inc.                       16,705     41,595
           Plantronics, Inc.                          28,657  1,062,315
          *Plexus Corp.                               33,917  1,237,631
          #*PLX Technology, Inc.                      26,368     90,442
          *PMC-Sierra, Inc.                           95,134    762,975
          *Polycom, Inc.                              18,425  1,102,368
           Power Integrations, Inc.                    9,999    403,360
          #*Power-One, Inc.                           56,097    463,361
          *Presstek, Inc.                             30,360     55,255
          .*Price Communications Liquidation Trust     8,600         --
          *Procera Networks, Inc.                          7         71
          *Progress Software Corp.                    33,530    994,164
          *PROS Holdings, Inc.                        12,328    193,303
           Pulse Electronics Corp.                    25,382    151,784
           QAD, Inc. Class A                           8,170     89,216
           QAD, Inc. Class B                           2,042     21,298
          *QLogic Corp.                               13,000    233,740
          *Qualstar Corp.                              6,493     11,493
          *Quantum Corp.                              51,697    164,396
          *Quest Software, Inc.                       39,204  1,009,895
          *QuickLogic Corp.                           10,500     39,165
          #*Rackspace Hosting, Inc.                      600     27,714
          *Radiant Systems, Inc.                      23,103    460,212
          *RadiSys Corp.                              28,904    254,644
          *RAE Systems, Inc.                           1,260      2,356
          *Rainmaker Systems, Inc.                     3,513      3,935
          *Rambus, Inc.                                9,366    186,383
          *Ramtron International Corp.                17,377     55,606
          *RealNetworks, Inc.                        126,285    467,254
          *Red Hat, Inc.                               6,300    299,061
          *Reis, Inc.                                 11,179    109,107
          *Relm Wireless Corp.                         7,900     11,455
           Renaissance Learning, Inc.                  8,754    104,960
           RF Industries, Ltd.                         4,970     18,886
          *RF Micro Devices, Inc.                     68,887    458,787
           Richardson Electronics, Ltd.               14,984    201,984
          *RightNow Technologies, Inc.                 8,267    299,100
           Rimage Corp.                               10,312    154,268
          #*Riverbed Technology, Inc.                 11,000    386,540
          *Rofin-Sinar Technologies, Inc.             22,100    957,151
          *Rogers Corp.                               14,600    606,192
          #*Rosetta Stone, Inc.                        6,053     85,226
          #*Rovi Corp.                                13,664    663,524
          #*Rubicon Technology, Inc.                     800     22,808
          *Rudolph Technologies, Inc.                 28,964    327,583
          *S1 Corp.                                   62,365    428,448
          *Saba Software, Inc.                        15,872    161,101
          #*SAIC, Inc.                                15,300    266,220

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
                                                      Shares     Value+
                                                      ------     -----

         Information Technology -- (Continued)
           *Sandisk Corp.                             10,505 $  516,216
           *Sanmina-SCI Corp.                         42,398    496,905
           *Sapient Corp.                             36,712    463,489
           *SAVVIS, Inc.                              11,410    449,098
           *ScanSource, Inc.                          22,949    820,886
           *Scientific Learning Corp.                  3,710     11,501
           *SeaChange International, Inc.             39,662    424,780
           *Seagate Technology                        14,957    263,542
           *Selectica, Inc.                              366      1,936
           *Semtech Corp.                             31,569    886,142
           *ShoreTel, Inc.                            36,276    379,084
           *Sigma Designs, Inc.                       29,920    381,779
           *Silicon Graphics International Corp.      27,623    507,711
           *Silicon Image, Inc.                       62,912    523,428
           #*Silicon Laboratories, Inc.                7,100    309,418
           *Simulations Plus, Inc.                     1,800      5,706
           *Skyworks Solutions, Inc.                  49,591  1,560,133
           *Smart Modular Technologies (WWH), Inc.    58,319    533,036
           *Smith Micro Software, Inc.                33,180    256,150
           *SolarWinds, Inc.                          12,382    300,016
           *Solera Holdings, Inc.                      6,600    363,000
           *Sonus Networks, Inc.                     238,696    940,462
           *Soundbite Communications, Inc.             3,485      9,200
           *Sourcefire, Inc.                           5,142    136,880
           *Spansion, Inc. Class A                    29,370    578,589
           *Spark Networks, Inc.                       9,135     29,415
           *Spectrum Control, Inc.                    13,864    275,755
           *SRA International, Inc.                   37,348  1,157,415
           *SRS Labs, Inc.                            14,366    117,083
            Stamps.com, Inc.                          13,700    185,224
           *Standard Microsystems Corp.               21,532    584,594
           *StarTek, Inc.                             13,585     73,902
           #*STEC, Inc.                               31,217    653,060
           #*Stratasys, Inc.                          19,277  1,038,066
           *Stream Global Services, Inc.               2,237      7,293
           *SuccessFactors, Inc.                       5,604    194,291
           #*SunPower Corp. Class A                   52,612  1,145,363
           *Super Micro Computer, Inc.                29,498    503,236
           *Supertex, Inc.                            11,446    247,119
           *Support.com, Inc.                         47,103    269,900
           *Sycamore Networks, Inc.                   30,835    755,458
           *Symantec Corp.                            27,910    548,432
           *Symmetricom, Inc.                         41,369    252,351
           #*Synaptics, Inc.                           7,200    204,624
           *Synchronoss Technologies, Inc.            13,789    444,833
           *SYNNEX Corp.                              35,900  1,203,727
           *Synopsys, Inc.                            24,655    675,300
            Syntel, Inc.                               4,100    224,188
           #*Take-Two Interactive Software, Inc.      71,938  1,163,957
           *Taleo Corp.                                8,102    293,860
            TE Connectivity, Ltd.                     12,500    448,125
           *Tech Data Corp.                           57,641  3,062,466
           *TechTarget, Inc.                          29,961    258,863
           *Tekelec                                   46,144    385,302
           *TeleCommunication Systems, Inc.           44,711    206,118
           *TeleTech Holdings, Inc.                   21,513    427,463
            Tellabs, Inc.                            330,646  1,626,778
            Telular Corp.                             13,892     97,105
           *Teradata Corp.                             4,300    240,456
           #*Teradyne, Inc.                           44,410    715,001
            Tessco Technologies, Inc.                 10,869    128,146

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
                                                          Shares     Value+
                                                          ------     -----

    Information Technology -- (Continued)
      *Tessera Technologies, Inc.                         42,404 $  837,903
       Texas Instruments, Inc.                             1,649     58,589
       TheStreet.com, Inc.                                29,582    106,495
      *THQ, Inc.                                          63,360    255,974
      *TIBCO Software, Inc.                               59,289  1,778,077
      *Tier Technologies, Inc.                            16,183     90,463
      *TNS, Inc.                                           5,458     89,675
      *Tollgrade Communications, Inc.                     10,935    110,334
       Total System Services, Inc.                        10,980    206,973
      *Transact Technologies, Inc.                         6,982     80,852
      *TranSwitch Corp.                                    1,232      5,125
      #*Travelzoo, Inc.                                    4,977    407,616
      *Trident Microsystems, Inc.                         19,100     19,291
      #*Trimble Navigation, Ltd.                           7,123    333,641
      *Trio-Tech International                             2,616     11,563
      *Triquint Semiconductor, Inc.                      120,390  1,657,770
      *TSR, Inc.                                             722      3,624
      *TTM Technologies, Inc.                             65,263  1,247,829
      #*Tyler Technologies, Inc.                          15,947    395,326
      *Ultimate Software Group, Inc.                       3,564    199,584
      *Ultra Clean Holdings, Inc.                         18,467    212,186
      *Ultratech, Inc.                                    21,400    670,034
      *Unisys Corp.                                        7,004    207,879
       United Online, Inc.                                77,983    514,688
      #*Universal Display Corp.                            7,700    423,038
      #*USA Technologies, Inc.                             1,583      4,812
      *UTStarcom, Inc.                                    68,439    175,888
      *ValueClick, Inc.                                   40,348    675,829
      *Varian Semiconductor Equipment Associates, Inc.     7,198    301,812
      #*Veeco Instruments, Inc.                            7,231    369,721
      *VeriFone Systems, Inc.                             14,005    767,754
       VeriSign, Inc.                                      7,900    291,984
      *Vertro, Inc.                                        2,023      7,020
      #*Viasat, Inc.                                      20,426    815,406
      *Viasystems Group, Inc.                              4,123    107,652
      *Vicon Industries, Inc.                              1,600      7,840
      *Video Display Corp.                                 6,295     22,725
      #Virnetx Holding Corp.                               8,400    212,940
      *Virtusa Corp.                                      30,447    568,141
       Visa, Inc.                                         21,481  1,678,096
      *Vishay Intertechnology, Inc.                      264,417  5,045,076
      *VistaPrint NV                                       7,396    402,342
      *Vocus, Inc.                                         3,296     97,660
      *Volterra Semiconductor Corp.                        9,300    244,497
       Wayside Technology Group, Inc.                      4,672     65,642
      *Web.com Group, Inc.                                29,853    471,080
      *WebMD Health Corp.                                    197     11,400
      *Websense, Inc.                                      2,923     75,384
      *Westell Technologies, Inc.                         42,889    154,400
      *Western Digital Corp.                              11,683    464,983
      *Winland Electronics, Inc.                             300        219
      *Wireless Ronin Technologies, Inc.                   1,773      2,163
      *Wireless Xcessories Group, Inc.                     1,600      1,520
      *WPCS International, Inc.                            2,800      7,280
      *Wright Express Corp.                                9,274    522,404
       Xerox Corp.                                       190,828  1,925,455
      #Xilinx, Inc.                                       17,283    602,485
      *X-Rite, Inc.                                       37,719    185,200
      *Yahoo!, Inc.                                       92,799  1,647,182
      *Zebra Technologies Corp. Class A                    6,400    251,456
      *Zix Corp.                                          20,895     68,954

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
                                                        Shares       Value+
                                                        ------       -----

    Information Technology -- (Continued)
      *Zoran Corp.                                      42,700 $    447,069
      *Zygo Corp.                                       15,380      229,931
                                                               ------------
    Total Information Technology                                257,782,122
                                                               ------------

    Materials -- (5.4%)
       A. Schulman, Inc.                                28,627      724,836
      *A.M. Castle & Co.                                21,960      414,605
      *AEP Industries, Inc.                              4,680      141,944
       Air Products & Chemicals, Inc.                    5,600      534,912
       Airgas, Inc.                                      7,100      493,095
      #AK Steel Holding Corp.                           90,300    1,467,375
       Albemarle Corp.                                  12,074      851,821
      #Alcoa, Inc.                                     137,624    2,339,608
      #Allegheny Technologies, Inc.                      7,367      530,424
      #AMCOL International Corp.                        15,800      588,076
      *American Pacific Corp.                            5,146       31,751
       American Vanguard Corp.                          24,924      222,322
      *AptarGroup, Inc.                                 13,500      708,075
      *Arabian American Development Co.                 15,884       64,807
       Arch Chemicals, Inc.                             19,500      754,065
       Ashland, Inc.                                    54,786    3,401,115
       Balchem Corp.                                     8,962      355,722
       Ball Corp.                                       16,200      604,422
       Bemis Co., Inc.                                  27,322      856,271
      #Boise, Inc.                                      83,575      820,707
       Buckeye Technologies, Inc.                       34,477      970,872
       Cabot Corp.                                      21,627      969,971
      *Calgon Carbon Corp.                              20,700      355,212
       Carpenter Technology Corp.                       21,881    1,121,620
      *Celanese Corp. Class A                            2,400      119,808
      *Century Aluminum Co.                             89,341    1,785,033
       CF Industries Holdings, Inc.                      2,548      360,669
      *Clearwater Paper Corp.                            6,889      540,649
       Cliffs Natural Resources, Inc.                   10,422      976,750
      *Coeur d'Alene Mines Corp.                        77,082    2,444,270
       Commercial Metals Co.                            85,937    1,440,304
       Compass Minerals International, Inc.              3,600      351,396
      *Contango ORE, Inc.                                1,275       22,185
      *Continental Materials Corp.                          73        1,154
      *Core Molding Technologies, Inc.                   3,983       33,457
      *Crown Holdings, Inc.                              7,500      280,500
       Cytec Industries, Inc.                           38,430    2,255,072
       Deltic Timber Corp.                               7,500      508,500
       Domtar Corp.                                     34,355    3,195,702
       Dow Chemical Co. (The)                           67,944    2,785,025
       E.I. du Pont de Nemours & Co.                     8,400      477,036
      #Eagle Materials, Inc.                            31,711      922,473
       Eastman Chemical Co.                              5,600      600,600
      *Ferro Corp.                                      46,398      695,970
      *Flotek Industries, Inc.                           8,292       79,437
       FMC Corp.                                         4,300      379,604
       Freeport-McMoRan Copper & Gold, Inc. Class B     13,808      759,854
       Friedman Industries, Inc.                        10,403      110,272
      #*Gammon Gold, Inc.                                6,980       76,152
      #*General Moly, Inc.                              54,019      276,577
      *General Steel Holdings, Inc.                      4,900       11,074
      *Georgia Gulf Corp.                               28,262    1,112,958
       Globe Specialty Metals, Inc.                      1,326       29,848
      *Golden Minerals, Co.                             12,619      252,380
      *Graphic Packaging Holding Co.                   209,681    1,151,149
       Greif, Inc. Class A                               9,665      600,196

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
                                                       Shares     Value+
                                                       ------     -----

       Materials -- (Continued)
          Greif, Inc. Class B                           7,228 $  420,742
          H.B. Fuller Co.                              43,100    941,735
          Hawkins, Inc.                                 8,643    406,567
          Haynes International, Inc.                   11,955    646,048
         *Headwaters, Inc.                             58,852    321,332
         *Hecla Mining Co.                            199,350  1,875,884
         *Horsehead Holding Corp.                      41,698    657,577
          Huntsman Corp.                              108,910  2,270,774
          Innophos Holdings, Inc.                      20,319    941,582
         *Innospec, Inc.                               20,445    769,959
          International Flavors & Fragrances, Inc.      1,100     69,872
          International Paper Co.                      67,871  2,095,856
         #*Intrepid Potash, Inc.                          400     13,704
          Kaiser Aluminum Corp.                        18,893    946,728
         *KapStone Paper & Packaging Corp.             38,707    672,728
          KMG Chemicals, Inc.                           9,493    195,461
          Koppers Holdings, Inc.                        3,823    174,826
         *Kraton Performance Polymers, Inc.             1,011     46,668
          Kronos Worldwide, Inc.                       20,353  1,252,931
         *Landec Corp.                                 28,448    184,343
          Limoneira Co.                                   750     16,508
         *Louisiana-Pacific Corp.                     132,308  1,230,464
         *LSB Industries, Inc.                         16,844    679,655
         *Lubrizol Corp.                                5,809    781,427
         #Martin Marietta Materials, Inc.               2,152    196,241
         *Materion Corp.                               18,800    785,088
          MeadWestavco Corp.                          151,161  5,092,614
         *Mercer International, Inc.                   38,427    467,657
         #*Metalline Mining Co.                         3,700      3,577
          Minerals Technologies, Inc.                  16,140  1,097,520
         #*Mines Management, Inc.                       9,985     29,056
         *Mod-Pac Corp.                                 1,671      9,007
         *Mosaic Co. (The)                              5,700    426,702
          Myers Industries, Inc.                       35,052    374,005
          Nalco Holding Co.                            17,300    505,333
          Neenah Paper, Inc.                           14,167    330,516
          NewMarket Corp.                               3,700    681,984
          Newmont Mining Corp.                         16,000    937,760
          NL Industries, Inc.                          44,564    634,591
         *Northern Technologies International Corp.     3,564     55,313
          Nucor Corp.                                  21,423  1,006,024
          Olin Corp.                                   65,614  1,688,904
         #Olympic Steel, Inc.                          10,285    302,070
         *OM Group, Inc.                               30,871  1,118,765
         *Omnova Solutions, Inc.                       14,430    122,655
         *Owens-Illinois, Inc.                         11,028    327,201
          P.H. Glatfelter Co.                          43,926    597,394
          Packaging Corp. of America                   22,528    642,724
         *Penford Corp.                                11,940     66,983
          PolyOne Corp.                                85,702  1,240,965
          PPG Industries, Inc.                          5,100    482,817
          Quaker Chemical Corp.                         9,600    433,728
          Reliance Steel & Aluminum Co.                52,597  2,977,516
         #Rock-Tenn Co. Class A                        14,042    969,881
         *Rockwood Holdings, Inc.                      29,600  1,679,504
          Royal Gold, Inc.                              9,007    549,247
         *RPM International, Inc.                      30,156    708,666
         *RTI International Metals, Inc.               29,693    948,394
         #Schnitzer Steel Industries, Inc. Class A     19,759  1,226,441
          Schweitzer-Maudoit International, Inc.       15,888    823,634
          Scotts Miracle-Gro Co. Class A (The)          5,700    321,879

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
                                                       Shares       Value+
                                                       ------       -----

     Materials -- (Continued)
        Sealed Air Corp.                               21,450 $    552,766
       *Senomyx, Inc.                                  19,300      117,344
        Sensient Technologies Corp.                    42,380    1,605,778
       #Sherwin-Williams Co.                            4,900      403,221
        Sigma-Aldrich Corp.                             3,466      244,630
        Silgan Holdings, Inc.                           6,835      313,453
       *Solitario Exploration & Royalty Corp.           1,300        3,497
       *Solutia, Inc.                                  21,100      555,985
       *Sonoco Products Co.                            10,990      379,814
       *Spartech Corp.                                 26,974      192,594
        Steel Dynamics, Inc.                           54,872      998,122
        Stepan Co.                                      7,000      503,790
       *Stillwater Mining Co.                          66,500    1,516,865
        Synalloy Corp.                                  9,022      135,330
        Temple-Inland, Inc.                            76,773    1,806,469
        Texas Industries, Inc.                         23,012      970,416
       *Titanium Metals Corp.                          10,437      209,053
       #*U.S. Gold Corp.                               93,182      875,911
       *United States Lime & Minerals, Inc.             5,308      219,539
       #United States Steel Corp.                      29,380    1,401,720
       *Universal Stainless & Alloy Products, Inc.      6,180      224,025
        Valhi, Inc.                                     8,200      259,448
        Valspar Corp.                                  69,104    2,716,478
       *Verso Paper Corp.                               1,365        6,429
       #Vulcan Materials Co.                           27,507    1,243,316
       *Walter Energy, Inc.                             7,300    1,009,006
        Wausau Paper Corp.                             47,511      320,699
        Westlake Chemical Corp.                        74,956    4,920,861
        Weyerhaeuser Co.                               62,114    1,429,243
        Worthington Industries, Inc.                   63,193    1,363,073
       *WR Grace & Co.                                  7,182      325,776
        Zep, Inc.                                       5,835      110,865
       *Zoltek Cos., Inc.                              34,477      443,029
                                                              ------------
     Total Materials                                           118,813,954
                                                              ------------

     Other -- (0.0%)
       *All American Group, Inc. Escrow Shares          1,300           --
      .#*Atlas Energy, Inc. Escrow Shares............  29,615           --
       .*J. Crew Group, Inc. Escrow Shares...........   5,300           --
       .*MAIR Holdings, Inc. Escrow Shares...........   3,915           --
       .*Softbrands, Inc. Escrow Shares..............   5,800           --
       .*Voyager Learning Co. Escrow Shares..........   5,149           --
                                                              ------------
     Total Other                                                        --
                                                              ------------

     Telecommunication Services -- (2.2%)
        AboveNet, Inc.                                 10,784      719,832
       #Alaska Communications Systems Group, Inc.       7,807       75,494
        AT&T, Inc.                                    736,355   22,915,368
        Atlantic Tele-Network, Inc.                    12,094      444,213
       *Cbeyond, Inc.                                  18,494      235,983
        CenturyLink, Inc.                              40,908    1,668,228
       *Cincinnati Bell, Inc.                          40,400      120,796
       *Cogent Communications Group, Inc.              15,909      230,840
        Consolidated Communications Holdings, Inc.     20,794      382,402
       *Crown Castle International Corp.               11,600      497,176
       *FiberTower Corp.                               23,603       31,864
        Frontier Communications Corp.                 321,456    2,658,441
       *General Communications, Inc. Class A           44,400      510,600
       *Global Crossing, Ltd.                           8,621      201,559
        HickoryTech Corp.                              11,368      107,996
       *Hughes Communications, Inc.                    12,150      727,178

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CONTINUED

                                                         Shares      Value+
                                                         ------      -----

    Telecommunication Services -- (Continued)
       IDT Corp. Class B                                 16,419 $   475,987
      #*Iridium Communications, Inc.                     15,006     117,497
      *Leap Wireless International, Inc.                 39,583     587,412
      *MetroPCS Communications, Inc.                     74,060   1,246,430
      *Neutral Tandem, Inc.                              30,299     463,272
      *NII Holdings, Inc.                                 3,880     161,330
       NTELOS Holdings Corp.                             12,643     249,446
      *PAETEC Holding Corp.                              34,800     125,280
      *Premiere Global Services, Inc.                    47,344     374,491
      *Primus Telecommunications Group, Inc.                654       8,992
      *SBA Communications Corp.                           3,000     115,890
       Shenandoah Telecommunications Co.                 19,228     361,871
      *Sprint Nextel Corp.                              383,415   1,986,090
      *SureWest Communications                           13,080     190,576
       Telephone & Data Systems, Inc.                    41,604   1,396,230
       Telephone & Data Systems, Inc. Special Shares     36,815   1,073,157
      *tw telecom, Inc.                                   4,582      98,696
      *United States Cellular Corp.                      12,854     632,931
       USA Mobility, Inc.                                23,864     368,699
       Verizon Communications, Inc.                     201,388   7,608,439
       Warwick Valley Telephone Co.                       5,097      76,455
       Windstream Corp.                                  43,692     559,695
      *Xeta Corp.                                         8,311      45,710
                                                                -----------
    Total Telecommunication Services                             49,852,546
                                                                -----------

    Utilities -- (1.3%)
      *AES Corp.                                        219,289   2,903,386
      #*AGL Resources, Inc.                               7,000     290,570
       ALLETE, Inc.....................................   8,800     356,312
      *Alliant Energy Corp.                                 700      27,678
       American States Water Co.                          4,325     150,986
      *Aqua America, Inc.                                11,226     253,146
       Artesian Resources Corp.                           2,233      43,633
       Atmos Energy Corp.                                 8,282     288,959
       Avista Corp.                                      13,600     331,160
      #Black Hills Corp.                                  9,122     316,990
      #*Cadiz, Inc.                                       2,943      36,640
       California Water Service Group                     7,689     290,029
      #*Calpine Corp.                                   142,045   2,379,254
       CenterPoint Energy, Inc.                           1,100      20,460
       Central Vermont Public Service Corp.               6,594     154,366
       CH Energy Group, Inc.                              6,000     321,720
       Chesapeake Utilities Corp.                         3,236     138,468
       Cleco Corp.                                       12,515     439,277
      #CMS Energy Corp.                                  19,300     382,140
       Connecticut Water Services, Inc.                   3,934     101,261
       Consolidated Water Co., Ltd.                      12,065     118,358
       Delta Natural Gas Co., Inc.                          929      29,412
      #*DPL, Inc.                                         7,586     229,780
      #*Dynegy, Inc.                                     54,360     344,642
      *El Paso Electric Co.                              10,600     328,388
       Empire District Electric Co.                      10,256     230,145
      *Energen Corp.                                      2,613     169,871
      *Environmental Power Corp.                          1,800          20
       Gas Natural, Inc.                                  1,513      16,976
      *GenOn Energy, Inc.                               607,601   2,387,872
       Great Plains Energy, Inc.                         12,251     252,126
      #*Hawaiian Electric Industries, Inc.                8,338     212,536
       IDACORP, Inc.                                     10,988     430,839
      #Integrys Energy Group, Inc.                        6,907     361,651
       ITC Holdings Corp.                                 5,500     390,115

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CONTINUED

                                                           Shares         Value+
                                                           ------         -----

Utilities -- (Continued)
   Laclede Group, Inc.                                      5,586 $      214,335
   MDU Resources Group, Inc.                                  611         14,597
   MGE Energy, Inc.                                         5,519        231,853
   Middlesex Water Co.                                     10,550        199,184
   National Fuel Gas Co.                                    2,800        205,240
   New Jersey Resources Corp.                               9,664        423,090
   Nicor, Inc.                                              5,100        282,693
   Northeast Utilities, Inc.                                5,500        195,800
   Northwest Natural Gas Co.                                6,531        301,993
   NorthWestern Corp.                                       8,700        283,185
  *NRG Energy, Inc.                                       113,137      2,737,915
  *NSTAR                                                    7,800        361,140
   NV Energy, Inc.                                         21,487        326,388
  *OGE Energy Corp.                                         5,300        281,801
   Oneok, Inc.                                                900         62,946
  #Ormat Technologies, Inc.                                33,808        841,819
   Otter Tail Corp.                                         8,800        205,744
   Pennichuck Corp.                                         3,741        105,983
  #Piedmont Natural Gas Co.                                 6,425        203,994
   Pinnacle West Capital Corp.                              7,400        321,086
   PNM Resources, Inc.                                     20,600        315,798
   Portland General Electric Co.                           17,700        441,792
   Public Service Enterprise Group, Inc.                   55,184      1,775,269
   Questar Corp.                                           16,918        297,249
   RGC Resources, Inc.                                        200          6,858
   SJW Corp.                                               17,289        401,796
  #South Jersey Industries, Inc.                            7,448        427,888
   Southwest Gas Corp.                                     11,154        443,595
  *Synthesis Energy Systems, Inc.                          44,876        179,953
   TECO Energy, Inc.                                       18,511        356,707
   UGI Corp.                                               10,488        349,250
   UIL Holdings Corp.                                      11,528        366,821
   UniSource Energy Corp.                                   8,700        323,031
   Unitil Corp.                                             5,773        145,826
  #*Vectren Corp.                                           7,293        208,434
  #Westar Energy, Inc.                                     10,300        280,263
   WGL Holdings, Inc.                                       6,200        245,024
   York Water Co.                                           4,220         73,681
                                                                  --------------
Total Utilities                                                       29,169,187
                                                                  --------------
TOTAL COMMON STOCKS                                                2,003,725,311
                                                                  --------------

RIGHTS/WARRANTS -- (0.0%)
  .*Avalon Contingent Value Rights                          6,200             --
  *Capital Bank Corp. Rights 03/04/11                       2,758             --
  *Celgene Corp. Contingent Value Rights                    5,190         12,975
  *Central Pacific Financial Corp. Rights 05/06/11          1,699          9,260
  .*Contra Pharmacopeia Contingent Value Rights             9,274             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights     3,245             --
  .*Empire Resorts, Inc. Rights 05/20/11                    7,700             --
  .*First Federal Bancshares of Arkansas, Inc. Rights       6,531         45,064
  .*Macatawa Bank Corp. Rights                             14,876             --
  *Sanofi-Aventis SA Contingent Value Rights                7,700         19,096
  .*U.S. Concrete, Inc. Warrants A 08/31/17                   567             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17                   567             --
  *Valley National Bancorp Warrants 06/30/15                  106            284
                                                                  --------------
TOTAL RIGHTS/WARRANTS                                                     86,679
                                                                  --------------

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CONTINUED

                                                                                                    Shares         Value+
                                                                                                    ------         -----

TEMPORARY CASH INVESTMENTS -- (0.4%)..........................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares........................   8,471,773     $8,471,773
                                                                                                           --------------

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount
                                                                                                    ------
                                                                                                     (000)

SECURITIES LENDING COLLATERAL -- (9.2%).......................................................
(S)@DFA Short Term Investment Fund............................................................ 202,292,578    202,292,578
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948, FNMA
 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726..........................        $583        582,723
                                                                                                           --------------

TOTAL SECURITIES LENDING COLLATERAL...........................................................                202,875,301
                                                                                                           --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,851,320,915)........................................................................             $2,215,159,064
                                                                                                           ==============

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                           U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares     Value+
                                                         ------     -----

      COMMON STOCKS -- (79.9%).........................
      Consumer Discretionary -- (13.1%)................
        *1-800-FLOWERS.COM, Inc........................  96,614 $  323,657
        *4Kids Entertainment, Inc...................... 235,474     47,095
        *99 Cents Only Stores.......................... 271,756  5,478,601
        #Aaron's, Inc.................................. 282,237  8,125,603
        *AC Moore Arts & Crafts, Inc................... 218,047    593,088
        #Acme United Corp..............................   7,700     72,380
        *AFC Enterprises, Inc.......................... 105,323  1,586,164
        *AH Belo Corp..................................  65,930    548,538
         Aldila, Inc...................................  71,403    307,033
         Ambassadors Group, Inc........................  62,176    626,734
         Amcon Distributing Co.........................   2,269    158,830
        #*American Apparel, Inc........................ 183,064    265,443
        #*American Axle & Manufacturing Holdings, Inc.. 271,287  3,472,474
        *American Biltrite, Inc........................   5,547     58,244
        #American Greetings Corp. Class A..............  50,900  1,252,140
        #*American Public Education, Inc...............  62,984  2,661,074
        *America's Car-Mart, Inc.......................  40,427    989,653
        #*Amerigon, Inc................................  82,877  1,413,053
        #Ameristar Casinos, Inc........................ 160,560  3,203,172
        #*ANN, Inc..................................... 220,270  6,874,627
         Arbitron, Inc.................................  97,083  3,755,170
        *Arctic Cat, Inc...............................  46,748    784,899
         Ark Restaurants Corp..........................  18,130    300,958
        *Asbury Automotive Group, Inc.................. 162,017  2,802,894
        *Ascena Retail Group, Inc......................  17,696    553,708
        *Ascent Media Corp.............................  48,301  2,319,897
        #*Atrinsic, Inc................................  33,141     86,167
        *Audiovox Corp. Class A........................ 171,582  1,266,275
        *Bakers Footwear Group, Inc....................  24,144     27,766
        *Ballantyne Strong, Inc........................  47,063    317,675
        #*Bally Technologies, Inc......................  30,500  1,189,195
        #Barnes & Noble, Inc........................... 211,229  2,321,407
        *Bassett Furniture Industries, Inc............. 171,798  1,541,028
        *Beasley Broadcast Group, Inc..................  72,753    490,355
        #*Beazer Homes USA, Inc........................ 299,035  1,393,503
         bebe stores, Inc.............................. 335,577  2,255,077
        *Belo Corp..................................... 335,835  2,837,806
        *Benihana, Inc.................................   6,511     57,622
        *Benihana, Inc. Class A........................  17,313    153,220
        #Big 5 Sporting Goods Corp.....................  70,579    843,419
        *Biglari Holdings, Inc.........................   5,846  2,556,105
        #*BJ's Restaurants, Inc........................ 103,414  4,855,287
        *Black Diamond, Inc............................  32,100    219,564
        #*Blockbuster, Inc. Class A.................... 777,209     48,964
        #*Blue Nile, Inc...............................  53,197  3,032,229
        *Bluegreen Corp................................ 112,341    437,006
         Blyth, Inc....................................  26,708  1,259,015
         Bob Evans Farms, Inc.......................... 112,475  3,527,216
        #*Bon-Ton Stores, Inc. (The)................... 129,659  1,799,667
        #Books-A-Million, Inc..........................  48,136    222,388
        #*Borders Group, Inc........................... 145,399     45,074
         Bowl America, Inc. Class A....................   6,628     84,176
        #*Boyd Gaming Corp............................. 224,004  2,002,596
        #*Bridgepoint Education, Inc................... 191,196  3,355,490
        #Brinker International, Inc.................... 256,406  6,176,821
        *Broadview Institute, Inc......................     200        230
        *Brookfield Residential Properties, Inc........  68,526    846,296
        #Brown Shoe Co., Inc........................... 224,000  2,833,600

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CONTINUED

                                                        Shares     Value+
                                                        ------     -----

       Consumer Discretionary -- (Continued)..........
         #Brunswick Corp.............................. 170,581 $3,986,478
         #Buckle, Inc................................. 177,650  8,081,298
         #*Buffalo Wild Wings, Inc....................  65,402  3,996,062
         *Build-A-Bear-Workshop, Inc..................  70,321    431,068
         #*Cabela's, Inc.............................. 241,330  6,163,568
         *Cache, Inc..................................  39,859    228,791
         .*California Coastal Communities, Inc........ 132,938         --
         *California Pizza Kitchen, Inc...............  88,327  1,413,232
         #Callaway Golf Co............................ 241,997  1,713,339
         *Cambium Learning Group, Inc................. 116,460    400,622
         *Canterbury Park Holding Corp................  12,014    156,062
         #*Capella Education Co.......................  48,593  2,410,213
         #*Career Education Corp......................  86,925  1,895,834
         *Caribou Coffee Co., Inc.....................  46,323    436,363
         *Carmike Cinemas, Inc........................ 157,854  1,146,020
         *Carriage Services, Inc...................... 155,534    995,418
         *Carrols Restaurant Group, Inc...............  86,324    842,522
         #*Carter's, Inc.............................. 229,859  7,107,240
         *Casual Male Retail Group, Inc............... 169,878    716,885
         #Cato Corp. Class A.......................... 104,452  2,664,571
         *Cavco Industries, Inc.......................  22,307  1,036,829
          CEC Entertainment, Inc......................  86,216  3,261,551
         #*Charles & Colvard, Ltd.....................  56,853    156,346
         *Charming Shoppes, Inc....................... 350,144  1,586,152
         #*Cheesecake Factory, Inc.................... 225,204  6,625,502
         #Cherokee, Inc...............................  31,259    606,425
         #*Children's Place Retail Stores, Inc. (The). 101,363  5,389,471
          Christopher & Banks Corp.................... 110,065    676,900
         *Chromcraft Revington, Inc...................  22,839     36,542
          Churchill Downs, Inc........................  55,443  2,312,528
         #Cinemark Holdings, Inc...................... 242,757  4,935,250
         *Citi Trends, Inc............................  45,841  1,020,421
         *CKX, Inc.................................... 142,599    651,677
         *Coast Distribution System, Inc..............  46,830    181,700
         *Cobra Electronics Corp......................  10,498     40,837
         #*Coinstar, Inc.............................. 111,416  6,014,236
         #*Coldwater Creek, Inc....................... 221,713    676,225
         #*Collective Brands, Inc..................... 230,779  4,846,359
         #Collectors Universe, Inc....................  60,699    937,193
         #Columbia Sportswear Co......................  80,659  5,484,005
         #*Comstock Homebuilding Companies, Inc.......   4,766      5,862
         #*Conn's, Inc................................ 103,814    679,982
          Cooper Tire & Rubber Co..................... 246,001  6,637,107
         *Core-Mark Holding Co., Inc..................  38,163  1,278,842
         #*Corinthian Colleges, Inc................... 206,637    919,535
         #*Cosi, Inc..................................   4,600      5,980
         *Cost Plus, Inc..............................  82,825    901,964
         #CPI Corp....................................  26,161    470,113
         #Cracker Barrel Old Country Store, Inc.......  91,799  4,702,863
         *Craftmade International, Inc................  15,198     63,832
         *Crocs, Inc.................................. 337,291  6,782,922
         #*Crown Media Holdings, Inc..................  54,717    119,830
          CSS Industries, Inc.........................  28,400    547,552
         *Culp, Inc...................................  39,620    399,370
         #*Cumulus Media, Inc......................... 854,071  3,971,430
         *Cybex International, Inc....................     400        428
         *Daily Journal Corp..........................     200     14,802
         *Dana Holding Corp........................... 385,123  6,997,685
         #*Deckers Outdoor Corp....................... 107,700  9,139,422
         *Decorator Industries, Inc...................  18,253     14,602
         *dELiA*s, Inc................................  28,201     49,916

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CONTINUED

                                                      Shares     Value+
                                                      ------     -----

        Consumer Discretionary -- (Continued).......
          *Delta Apparel, Inc.......................  14,180 $  250,844
           Destination Maternity Corp...............  46,205  1,079,811
          #*DGSE Cos., Inc..........................   2,538     14,543
          #Dillard's, Inc. Class A.................. 187,213  8,989,968
          #*DineEquity, Inc.........................  66,794  3,337,696
          *Dixie Group, Inc......................... 114,811    493,687
          *Dolan Media Co........................... 109,774  1,292,040
          *Domino's Pizza, Inc...................... 263,640  4,895,795
          *Dorman Products, Inc.....................  64,325  2,508,675
          #Dover Downs Gaming & Entertainment, Inc..  45,969    161,811
          *Dover Motorsports, Inc...................  58,912    114,878
          *Dreams, Inc..............................     528      1,241
          #Drew Industries, Inc.....................  77,814  1,872,983
          #*drugstore.com, Inc...................... 271,970  1,028,047
          #*DSW, Inc................................  65,142  3,092,942
          *Duckwall-ALCO Stores, Inc................   4,953     63,101
          #*Eastman Kodak Co........................ 650,910  1,809,530
           EDCI Holdings, Inc.......................  20,657     74,055
          #Educational Development Corp.............  15,790     91,582
           Einstein Noah Restaurant Group, Inc......  59,317    958,563
          *ELXSI Corp...............................   1,800     10,116
          *Emerson Radio Corp....................... 210,200    508,684
          *Emmis Communications Corp. Class A.......  89,399    108,173
          *Empire Resorts, Inc......................  86,919     58,236
          #*Entercom Communications Corp............ 107,383  1,135,038
          *Entravision Communications Corp.......... 192,270    453,757
           Escalade, Inc............................  41,465    226,814
          #Ethan Allen Interiors, Inc............... 106,336  2,561,634
          *Ever-Glory International Group, Inc......   1,580      3,002
          *EW Scripps Co. Class A (The)............. 158,892  1,509,474
          *Exide Technologies....................... 283,999  2,851,350
          *Famous Dave's of America, Inc............  28,993    285,581
          *Federal Screw Works......................   1,562      6,295
          *Federal-Mogul Corp....................... 137,531  3,644,572
          #Finish Line, Inc. Class A................ 201,010  4,319,705
          *Fisher Communications, Inc...............  22,278    673,910
           Flanigan's Enterprises, Inc..............   5,680     45,099
           Flexsteel Industries, Inc................  23,431    334,829
          *Footstar, Inc............................  22,800     20,976
          *Frederick's of Hollywood Group, Inc......   3,755      3,079
           Fred's, Inc.............................. 142,306  1,986,592
           Frisch's Restaurants, Inc................  22,210    503,723
          #*Fuel Systems Solutions, Inc.............  68,650  2,040,621
          #*Full House Resorts, Inc.................  62,997    251,988
          *Furniture Brands International, Inc...... 175,356    848,723
           Gaiam, Inc...............................  60,141    357,839
          *GameTech International, Inc..............  12,400      2,482
           Gaming Partners International Corp.......   8,834     62,280
          #*Gaylord Entertainment Co................ 185,561  6,656,073
          *Genesco, Inc.............................  89,418  3,610,699
          *G-III Apparel Group, Ltd.................  71,027  3,186,271
          *Global Sources, Ltd......................   5,368     65,704
          *Global Traffic Network, Inc..............  59,277    796,090
          *Golfsmith International Holdings, Inc....   2,788     13,828
          *Grand Canyon Education, Inc.............. 146,957  2,124,998
          *Gray Television, Inc..................... 156,412    436,389
          *Gray Television, Inc. Class A............  27,139     66,219
          *Great Wolf Resorts, Inc.................. 227,308    484,166
          #Group 1 Automotive, Inc..................  88,538  3,810,676
          *Hallwood Group, Inc......................   1,056     23,348
          *Hampshire Group, Ltd.....................   8,000     25,520

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CONTINUED

                                                      Shares     Value+
                                                      ------     -----

        Consumer Discretionary -- (Continued).....
          *Harris Interactive, Inc................ 1,008,708 $  998,621
           Harte-Hanks, Inc.......................   237,799  2,209,153
          *Hastings Entertainment, Inc............    44,803    224,911
           Haverty Furniture Cos., Inc............    66,008    864,705
           Haverty Furniture Cos., Inc. Class A...     2,292     29,796
          *Heelys, Inc............................    25,882     56,682
          *Helen of Troy, Ltd.....................   108,290  3,369,985
          #*hhgregg, Inc..........................   125,956  1,556,816
          #*Hibbett Sporting Goods, Inc...........   102,650  3,878,117
          #Hillenbrand, Inc.......................   217,605  4,987,507
           Hooker Furniture Corp..................    38,625    480,495
           Hot Topic, Inc.........................   173,845  1,166,500
          #*Hovnanian Enterprises, Inc............   261,769    840,278
          *HSN, Inc...............................   219,475  7,282,180
          *Iconix Brand Group, Inc................   265,424  6,500,234
          *Image Entertainment, Inc...............    62,518     10,003
          #*Infosonics Corp.......................    41,850     35,154
          *Insignia Systems, Inc..................    16,051    117,172
           International Speedway Corp............    99,579  3,047,117
          *Interval Leisure Group, Inc............   261,466  4,201,759
          #*iRobot Corp...........................    91,169  3,229,206
          *Isle of Capri Casinos, Inc.............    65,146    621,493
          *J. Alexander's Corp....................    16,782    100,356
          *Jack in the Box, Inc...................   196,282  4,053,223
          #*Jackson Hewitt Tax Service, Inc.......    63,357     32,952
          *Jaclyn, Inc............................     2,235     12,024
          #*JAKKS Pacific, Inc....................    80,915  1,702,452
          *Jamba, Inc.............................   131,828    326,933
          *Johnson Outdoors, Inc. Class A.........    19,489    323,323
           Jones Group, Inc. (The)................   244,005  3,325,788
          #*Jos. A. Bank Clothiers, Inc...........    96,211  5,043,381
          *Journal Communications, Inc............   191,973  1,046,253
          #*K12, Inc..............................   114,751  4,517,747
          #KB Home................................   308,132  3,639,039
          *Kenneth Cole Productions, Inc. Class A.    33,968    457,549
          *Kid Brands, Inc........................   208,708  1,525,655
          #*Kirkland's, Inc.......................    65,908    994,552
          *Knology, Inc...........................   180,961  2,759,655
          *Kona Grill, Inc........................    12,132     69,516
           Koss Corp..............................    22,904    150,708
          #*Krispy Kreme Doughnuts, Inc...........   249,771  1,401,215
           KSW, Inc...............................    21,084     76,746
          #*K-Swiss, Inc. Class A.................    93,617  1,152,425
          #Lacrosse Footwear, Inc.................    28,328    470,811
          *Lakeland Industries, Inc...............    13,569    118,050
          *Lakes Entertainment, Inc...............    65,139    149,168
          *Lazare Kaplan International, Inc.......     9,600     14,256
          *La-Z-Boy, Inc..........................   186,740  2,196,062
          *Leapfrog Enterprises, Inc..............   146,951    627,481
           Learning Tree International, Inc.......    42,681    359,801
          #*Lee Enterprises, Inc..................   507,731    726,055
          #*Libbey, Inc...........................    71,052  1,211,437
          *Liberty Media Corp. Capital Class B....     1,897    155,658
          #*Life Time Fitness, Inc................   154,201  6,032,343
          *Lifetime Brands, Inc...................    54,658    870,155
          *LIN TV Corp. Class A...................   160,116    856,621
          #Lincoln Educational Services Corp......    80,737  1,348,308
           Lithia Motors, Inc.....................   162,170  2,949,872
          *Live Nation Entertainment, Inc.........   278,232  3,085,593
          #*LodgeNet Interactive Corp.............    62,564    219,600
          *Luby's, Inc............................   261,262  1,306,310

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CONTINUED

                                                           Shares     Value+
                                                           ------     -----

    Consumer Discretionary -- (Continued)..............
      *M/I Homes, Inc..................................    68,541 $  910,910
       Mac-Gray Corp...................................    46,400    786,016
      *Madison Square Garden, Inc......................   108,713  2,973,301
      *Maidenform Brands, Inc..........................    81,776  2,589,028
       Marcus Corp.....................................    72,670    805,910
      #*Marine Products Corp...........................   127,349    943,656
      *MarineMax, Inc..................................    83,512    798,375
      #*Martha Stewart Living Omnimedia, Inc. Class A..    83,713    312,249
      #Matthews International Corp. Class A............   106,553  4,277,037
      *MAXXAM, Inc.....................................       253    173,938
      #*McClatchy Co. (The)............................   218,172    623,972
      *McCormick & Schmick's Seafood Restaurants, Inc..    75,989    693,780
       McRae Industries, Inc. Class A..................     2,500     36,612
      #MDC Holdings, Inc...............................   161,666  4,719,031
      *Meade Instruments Corp..........................    17,315     64,412
      *Media General, Inc. Class A.....................    80,211    432,337
       Men's Wearhouse, Inc. (The).....................   184,903  5,156,945
      #Meredith Corp...................................   132,510  4,428,484
      #*Meritage Homes Corp............................   116,261  2,779,801
      #*Midas, Inc.....................................    48,051    349,331
      *Modine Manufacturing Co.........................   171,677  3,057,567
      *Monarch Casino & Resort, Inc....................    49,204    563,878
      #Monro Muffler Brake, Inc........................   105,739  3,212,351
      *Morgan's Foods, Inc.............................       800        632
      #*Morgans Hotel Group Co.........................    43,484    376,137
      *Morton's Restaurant Group, Inc..................    63,569    470,411
      *Motorcar Parts of America, Inc..................    43,427    604,504
      *Movado Group, Inc...............................    64,332  1,073,701
      *MTR Gaming Group, Inc...........................    60,427    160,132
      *Multimedia Games Holding Co., Inc...............   104,234    611,854
      *Nathan's Famous, Inc............................    19,865    342,075
       National CineMedia, Inc.........................   192,392  3,355,316
      *Nautilus, Inc...................................   231,922    751,427
      *Navarre Corp....................................    94,313    181,081
      *New Frontier Media, Inc.........................     3,200      5,664
      *New York & Co., Inc.............................   216,052  1,326,559
      #*New York Times Co. Class A (The)...............   526,305  4,278,860
      *Nexstar Broadcasting Group, Inc.................    29,476    245,830
      *Nobel Learning Communities, Inc.................    16,425    163,429
      *Nobility Homes, Inc.............................    13,683    123,694
      #Nutri/System, Inc...............................    96,860  1,456,774
      *O'Charley's, Inc................................    76,226    498,518
      *Office Depot, Inc............................... 1,025,166  4,418,465
      #*OfficeMax, Inc.................................   314,615  3,133,565
      *Orbitz Worldwide, Inc...........................   286,567    917,014
      *Orient-Express Hotels, Ltd......................   364,432  4,471,581
      .*Orleans Homebuilders, Inc......................   167,606         --
       Outdoor Channel Holdings, Inc...................    89,962    643,228
      *Overstock.com, Inc..............................    66,300    921,570
       Oxford Industries, Inc..........................    94,121  3,233,056
      *P & F Industries, Inc. Class A..................     9,766     37,404
      #P.F. Chang's China Bistro, Inc..................    78,081  3,131,048
      #*Pacific Sunwear of California, Inc.............   224,707    716,815
      *Papa John's International, Inc..................    93,603  2,813,706
      #*Peet's Coffee & Tea, Inc.......................    45,870  2,132,038
      #*Penske Automotive Group, Inc...................   329,686  7,411,341
       Pep Boys - Manny, Moe & Jack (The)..............   197,686  2,708,298
      *Perfumania Holdings, Inc........................     2,175     23,925
      *Perry Ellis International, Inc..................    72,977  2,056,492
      #PetMed Express, Inc.............................    74,574  1,125,322
      #*Pier 1 Imports, Inc............................   682,993  8,318,855

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CONTINUED

                                                            Shares     Value+
                                                            ------     -----

  Consumer Discretionary -- (Continued).................
    *Pinnacle Entertainment, Inc........................   224,382 $3,114,422
    *Point.360..........................................     4,284      3,192
    #Pool Corp..........................................   175,082  5,297,981
    #*Pre-Paid Legal Services, Inc......................    39,650  2,614,918
    #Primedia, Inc......................................   196,673    963,698
    #*Princeton Review, Inc.............................   134,152     53,392
    *Q.E.P. Co., Inc....................................    10,314    170,078
    #*Quantum Fuel Systems Technologies Worldwide, Inc..     6,097     15,730
    *Quiksilver, Inc....................................   566,181  2,462,887
    #*Radio One, Inc.................................... 1,068,442  3,109,166
    *Reading International, Inc. Class A................    23,403    113,505
    *Reading International, Inc. Class B................     2,710     18,292
    *Red Lion Hotels Corp...............................    63,661    557,034
    #*Red Robin Gourmet Burgers, Inc....................    56,200  1,528,078
     Regis Corp.........................................   213,119  3,623,023
     Rent-A-Center, Inc.................................   191,293  5,824,872
    *Rentrak Corp.......................................    29,184    669,481
    *Retail Ventures, Inc...............................   184,641  3,790,680
    #RG Barry Corp......................................    35,170    430,481
    *Rick's Cabaret International, Inc..................    34,867    365,057
    .*Riviera Holdings Corp.............................    10,000         --
    *Rockford Corp......................................    25,270     75,810
    *Rocky Brands, Inc..................................   100,770  1,534,727
    *Ruby Tuesday, Inc..................................   220,191  2,314,207
    #*Rue21, Inc........................................    34,740  1,046,369
    #*Ruth's Hospitality Group, Inc.....................   130,031    638,452
    #Ryland Group, Inc. (The)...........................   159,096  2,753,952
    *Saga Communications, Inc...........................    14,957    537,106
    #*Saks, Inc.........................................   570,654  6,825,022
     Salem Communications Corp..........................   141,441    509,188
    #*Sally Beauty Holdings, Inc........................   437,506  6,470,714
     Scholastic Corp....................................   114,133  2,999,415
    *Scientific Games Corp..............................   195,748  2,059,269
    #*Sealy Corp........................................   250,352    660,929
    *Select Comfort Corp................................   194,058  3,079,700
     Service Corp. International........................   259,726  3,056,975
     Shiloh Industries, Inc.............................   222,539  2,539,170
    *Shoe Carnival, Inc.................................    46,761  1,368,694
    *Shuffle Master, Inc................................   198,479  2,169,375
    #*Shutterfly, Inc...................................   102,332  6,299,558
    *Silverleaf Resorts, Inc............................    13,823     34,143
     Sinclair Broadcast Group, Inc. Class A.............   476,431  5,474,192
    #*Skechers U.S.A., Inc. Class A.....................    85,600  1,630,680
     Skyline Corp.......................................    48,720    955,399
    *Smith & Wesson Holding Corp........................   185,979    671,384
     Sonesta International Hotels Corp. Class A.........     2,815     54,484
    #Sonic Automotive, Inc..............................   142,629  2,011,069
    *Sonic Corp.........................................   209,526  2,350,882
    *Spanish Broadcasting System, Inc...................   466,076    358,879
     Spartan Motors, Inc................................   120,560    814,986
    *Spectrum Group International, Inc..................    91,217    250,847
    #Speedway Motorsports, Inc..........................   121,167  1,887,782
    *Sport Chalet, Inc. Class A.........................    29,619     54,203
    *Sport Chalet, Inc. Class B.........................     4,108      9,448
    *Sport-Haley, Inc...................................     2,900      2,697
    *Sports Club Co., Inc. (The)........................    19,000      7,125
     Stage Stores, Inc..................................   142,427  2,743,144
     Standard Motor Products, Inc.......................   154,240  2,197,920
    #*Standard Pacific Corp.............................   668,400  2,580,024
    *Stanley Furniture, Inc.............................    35,802    201,923
    *Star Buffet, Inc...................................     2,700      2,052

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CONTINUED

                                                     Shares       Value+
                                                     ------       -----

       Consumer Discretionary -- (Continued).......
          Stein Mart, Inc.......................... 178,776 $  1,945,083
         #*Steiner Leisure, Ltd....................  53,614    2,602,424
         *Steinway Musical Instruments, Inc........  44,786    1,119,650
         *Steven Madden, Ltd....................... 108,200    5,750,830
         #Stewart Enterprises, Inc................. 260,896    2,115,867
         *Stoneridge, Inc..........................  99,091    1,516,092
          Strattec Security Corp...................  12,381      355,459
          Sturm Ruger & Co., Inc...................  69,135    1,644,030
          Superior Industries International, Inc... 103,085    2,604,958
         *Syms Corp................................  34,840      276,630
         *Systemax, Inc............................ 112,562    1,457,678
         *Talbots, Inc.............................  35,503      191,006
         *Tandy Brands Accessories, Inc............  14,700       37,044
          Tandy Leather Factory, Inc...............   3,583       16,733
         *Tenneco, Inc............................. 167,225    7,727,467
          Texas Roadhouse, Inc..................... 252,657    4,110,729
         #Thor Industries, Inc..................... 189,773    5,884,861
         *Timberland Co. Class A................... 155,630    7,032,920
         *Town Sports International Holdings, Inc..  78,479      561,910
          Tractor Supply Co........................   4,746      293,635
         *Trans World Entertainment Corp........... 481,632      804,325
         #*True Religion Apparel, Inc..............  73,707    2,227,426
         *Tuesday Morning Corp..................... 169,405      847,025
         *Ulta Salon Cosmetics & Fragrance, Inc.... 169,958    9,040,066
         #*Under Armour, Inc. Class A..............  94,520    6,470,839
         #*Unifi, Inc.............................. 146,844    2,396,494
         *Universal Electronics, Inc...............  51,577    1,428,167
          Universal Technical Institute, Inc.......  82,772    1,495,690
         *US Auto Parts Network, Inc............... 100,070      776,543
         #*Vail Resorts, Inc....................... 129,657    6,351,896
         *Valassis Communications, Inc............. 156,936    4,524,465
         #Value Line, Inc..........................  27,864      389,817
         *Valuevision Media, Inc. Class A.......... 273,801    1,746,850
         *Vitamin Shoppe, Inc......................  97,738    3,813,737
         #Volcom, Inc..............................  81,080    1,599,708
         *WABCO Holdings, Inc...................... 140,934   10,407,976
         *Walking Co. Holdings, Inc. (The).........   3,061        9,458
         #*Warner Music Group Corp................. 330,688    2,470,239
         *Waxman Industries, Inc...................     600        1,680
         *Wells-Gardner Electronics Corp...........  34,782       69,216
         *West Marine, Inc......................... 149,009    1,621,218
         #*Westwood One, Inc.......................   3,210       22,374
         #*Wet Seal, Inc. (The).................... 352,727    1,551,999
         #Weyco Group, Inc.........................  53,727    1,302,880
          Williams Controls, Inc...................  11,628      145,001
         #Winmark Corp.............................  24,278    1,012,635
         #*Winnebago Industries, Inc...............  96,502    1,194,695
         *WisdomTree Investments, Inc..............   4,500       31,770
          Wolverine World Wide, Inc................ 173,630    6,889,638
         #World Wrestling Entertainment, Inc.......  75,700      795,607
         #*Xanadoo Co..............................     170       71,400
         *Zale Corp................................  19,000       69,920
         #*Zumiez, Inc............................. 107,428    3,019,801
                                                            ------------
       Total Consumer Discretionary................          743,719,109
                                                            ------------

       Consumer Staples -- (2.9%)..................
         #Alico, Inc...............................  21,130      544,943
         *Alliance One International, Inc.......... 321,144    1,281,365
          Andersons, Inc. (The)....................  66,213    3,287,475
          Arden Group, Inc. Class A................   3,801      314,685
          B&G Foods, Inc........................... 181,058    3,273,529

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
                                                       Shares     Value+
                                                       ------     -----

        Consumer Staples -- (Continued)..............
          #*Boston Beer Co., Inc. Class A............  33,733 $3,179,673
           Bridgford Foods Corp......................  16,812    172,155
          *Cagle's, Inc. Class A.....................  14,484     88,497
          #Calavo Growers, Inc.......................  71,745  1,506,645
          #Cal-Maine Foods, Inc......................  72,965  2,107,959
          #Casey's General Stores, Inc............... 151,677  5,919,953
           CCA Industries, Inc.......................  16,864     98,654
          #*Central European Distribution Corp.......  26,485    313,053
          *Central Garden & Pet Co...................  70,866    692,361
          *Central Garden & Pet Co. Class A.......... 174,662  1,750,113
          *Chiquita Brands International, Inc........ 162,413  2,585,615
           Coca-Cola Bottling Co.....................  32,986  2,323,864
           Coffee Holding Co., Inc...................  12,300     64,944
          *Craft Brewers Alliance, Inc...............  64,558    594,579
          *Darling International, Inc................ 421,369  6,813,537
          #Diamond Foods, Inc........................  81,040  5,316,224
          #*Dole Food Co., Inc....................... 138,880  1,917,933
          *Elizabeth Arden, Inc...................... 104,140  3,130,448
           Farmer Brothers Co........................  35,365    425,441
           Fresh Del Monte Produce, Inc.............. 211,641  5,737,588
          *Glacier Water Services, Inc...............   3,500    106,750
           Golden Enterprises, Inc...................  34,619    114,243
          #*Great Atlantic & Pacific Tea Co.......... 121,430     24,286
           Griffin Land & Nurseries, Inc. Class A....  22,063    590,847
          *Hain Celestial Group, Inc................. 158,514  5,391,061
          *Harbinger Group, Inc......................  30,355    184,255
          #*Heckmann Corp............................ 395,144  2,489,407
         .#*HQ Sustainable Maritime Industries, Inc..  34,943     97,142
          *IGI Labratories, Inc......................     934      1,205
           Imperial Sugar Co.........................  54,265    742,345
           Ingles Markets, Inc.......................  45,713    869,004
           Inter Parfums, Inc........................ 105,070  1,999,482
           J & J Snack Foods Corp....................  60,159  3,057,280
          *John B. Sanfilippo & Son, Inc.............  65,007    715,077
          *Katy Industries, Inc......................   8,399      1,680
          #Lancaster Colony Corp.....................  96,440  5,893,448
          #*Lifeway Foods, Inc.......................  53,714    515,117
          *Mannatech, Inc............................  58,760     98,129
          #*Medifast, Inc............................  50,759  1,002,490
           MGP Ingredients, Inc......................  65,103    568,349
           Nash-Finch Co.............................  39,650  1,475,773
          #National Beverage Corp.................... 128,419  1,787,592
          *Natural Alternatives International, Inc...  21,106     95,821
          #*Nature's Sunshine Products, Inc..........  35,884    320,085
          #Nu Skin Enterprises, Inc. Class A......... 299,624  9,614,934
          *Nutraceutical International Corp..........  32,451    514,673
           Oil-Dri Corp. of America..................  22,055    487,195
          *Omega Protein Corp........................  68,917    887,651
           Orchids Paper Products Co.................  22,317    261,332
          *Overhill Farms, Inc.......................  47,085    290,044
          *Pantry, Inc...............................  80,268  1,242,549
          *Parlux Fragrances, Inc....................  70,606    235,824
          *PC Group, Inc.............................  22,959      4,592
          *Physicians Formula Holdings, Inc..........  61,406    325,452
          *Pilgrim's Pride Corp...................... 256,093  1,505,827
          *Pizza Inn, Inc............................   8,932     18,489
          *Prestige Brands Holdings, Inc............. 185,147  2,138,448
          #PriceSmart, Inc........................... 109,776  4,571,073
          #*Reddy Ice Holdings, Inc..................  56,025    181,521
           Reliv' International, Inc.................  29,422     56,784
          #*Revlon, Inc.............................. 116,250  2,001,825

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
                                                    Shares       Value+
                                                    ------       -----

        Consumer Staples -- (Continued)...........
          #Rocky Mountain Chocolate Factory, Inc..  13,375 $    141,240
          #Ruddick Corp........................... 167,084    6,937,328
          #Sanderson Farms, Inc...................  77,386    3,683,574
          *Scheid Vineyards, Inc..................     440        3,905
           Schiff Nutrition International, Inc....  73,212      728,459
          *Seneca Foods Corp......................  31,853      890,610
          *Seneca Foods Corp. Class B.............   2,800       78,302
          *Smart Balance, Inc..................... 216,042    1,032,681
          #Snyders-Lance, Inc..................... 115,592    2,282,942
           Spartan Stores, Inc....................  83,619    1,305,293
          *Spectrum Brands Holdings, Inc..........  76,483    2,485,698
          #*Star Scientific, Inc.................. 298,495    1,196,965
           Stephan Co. (The)......................   3,400        8,330
          *Susser Holdings Corp...................  59,667      822,808
           Tasty Baking Co........................ 123,937      493,889
          *Tofutti Brands, Inc....................  19,440       47,239
          #Tootsie Roll Industries, Inc........... 129,353    3,834,023
          #*TreeHouse Foods, Inc.................. 117,960    7,156,633
          *United Natural Foods, Inc.............. 167,295    7,141,824
           United-Guardian, Inc...................  16,041      228,424
          #Universal Corp.........................  82,138    3,563,146
          #*USANA Health Sciences, Inc............  53,935    2,011,776
          #Vector Group, Ltd...................... 265,436    4,873,405
           Village Super Market, Inc..............  32,388      875,772
          #WD-40 Co...............................  59,455    2,467,382
           Weis Markets, Inc......................  89,211    3,681,738
          *Winn-Dixie Stores, Inc................. 148,696    1,054,255
                                                   ------- ------------
        Total Consumer Staples....................          164,947,955
                                                   ------- ------------

        Energy -- (5.3%)..........................
          #*Abraxas Petroleum Corp................ 118,900      604,012
           Adams Resources & Energy, Inc..........  16,495      485,283
           Alon USA Energy, Inc................... 146,798    2,018,472
          *Approach Resources, Inc................ 101,449    2,986,659
          #*ATP Oil & Gas Corp.................... 204,870    3,642,589
          *Barnwell Industries, Inc...............  29,931      206,823
          *Basic Energy Services, Inc............. 150,475    4,625,602
           Berry Petroleum Corp. Class A.......... 108,379    5,758,176
          *Bill Barrett Corp...................... 169,502    7,073,318
          #*BioFuel Energy Corp................... 201,347      146,983
          *Bolt Technology Corp...................  33,313      487,702
          #*BPZ Resources, Inc.................... 416,598    1,983,006
          *Brigham Exploration Co.................   2,081       69,776
          *Bristow Group, Inc..................... 129,934    6,028,938
          *Bronco Drilling Co., Inc............... 103,241    1,133,586
          *Cal Dive International, Inc............ 343,557    2,700,358
          *Callon Petroleum Co.................... 167,805    1,149,464
          *Carrizo Oil & Gas, Inc................. 138,176    5,504,932
          #*Cheniere Energy, Inc.................. 148,913    1,352,130
          #*Clayton Williams Energy, Inc..........  45,219    4,095,485
          #*Clean Energy Fuels Corp...............   1,455       24,793
          *Cloud Peak Energy, Inc................. 231,349    4,816,686
          *Complete Production Services, Inc...... 223,760    7,594,414
          #*Comstock Resources, Inc...............  45,336    1,453,472
          #*Contango Oil & Gas Co.................  57,939    3,587,583
          #*CREDO Petroleum Corp..................  23,205      268,250
          *Crimson Exploration, Inc............... 118,689      480,690
           Crosstex Energy, Inc................... 206,582    2,179,440
          *CVR Energy, Inc........................ 328,630    7,305,445
          *Dawson Geophysical Co..................  27,973    1,247,596
           Delek US Holdings, Inc................. 142,864    1,918,664

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
                                                    Shares     Value+
                                                    ------     -----

          Energy -- (Continued)...................
            #*Delta Petroleum Corp................ 589,067 $  493,108
             DHT Holdings, Inc.................... 200,811    869,512
            #*Double Eagle Petroleum Co...........  40,212    409,358
            #*Endeavour International Corp........  32,790    475,455
            *Energy Partners, Ltd................. 144,645  2,633,985
            *ENGlobal Corp........................  98,274    400,958
            #*Evolution Petroleum Corp............  60,046    476,165
            #*Exterran Holdings, Inc.............. 202,303  4,391,998
            *FieldPoint Petroleum Corp............  27,637    100,322
             Frontier Oil Corp.................... 338,166  9,448,358
            #*FX Energy, Inc...................... 142,998  1,174,014
            *General Maritime Corp................ 157,234    336,481
            *Geokinetics, Inc.....................  63,310    604,610
            *GeoMet, Inc.......................... 151,509    219,688
            #*GeoResources, Inc...................  88,955  2,581,474
            *Global Industries, Ltd............... 426,298  4,203,298
            #*GMX Resources, Inc.................. 172,738  1,015,699
            #*Goodrich Petroleum Corp.............  96,254  2,162,827
            *Gran Tierra Energy, Inc.............. 128,198    951,229
            #*Green Plains Renewable Energy, Inc.. 130,664  1,635,913
            #*GreenHunter Energy, Inc.............   2,086      1,940
             Gulf Island Fabrication, Inc.........  50,797  1,795,166
            *Gulfmark Offshore, Inc...............  94,942  4,041,681
            *Gulfport Energy Corp................. 168,053  5,720,524
            #*Harvest Natural Resources, Inc...... 121,888  1,684,492
            *Helix Energy Solutions Group, Inc.... 411,246  7,784,887
            *Hercules Offshore, Inc............... 414,116  2,598,578
            *HKN, Inc............................. 100,500    310,545
            #Holly Corp........................... 154,285  8,933,102
            #*Hornbeck Offshore Services, Inc..... 103,145  3,014,928
            #Houston American Energy Corp.........  73,991  1,360,694
            *International Coal Group, Inc........ 713,310  7,867,809
            #*ION Geophysical Corp................ 366,898  4,637,591
            #*James River Coal Co................. 118,245  2,757,473
            #*Key Energy Services, Inc............ 480,044  8,736,801
            #*Kodiak Oil & Gas Corp............... 319,866  2,245,459
            #*L&L Energy, Inc..................... 102,725    713,939
            #*Lucas Energy, Inc...................  59,341    191,078
             Lufkin Industries, Inc...............  95,925  8,856,755
            #*Magnum Hunter Resources Corp........  69,352    565,912
            *Matrix Service Co....................  98,705  1,427,274
            #*Mexco Energy Corp...................   6,872     79,028
            *Mitcham Industries, Inc..............  36,024    575,664
            *Natural Gas Services Group, Inc......  43,669    787,352
            *Newpark Resources, Inc............... 289,400  2,613,282
            *Northern Oil & Gas, Inc..............     780     18,533
            #Overseas Shipholding Group, Inc......  97,337  2,711,809
            *OYO Geospace Corp....................  22,631  2,111,020
            #Panhandle Oil & Gas, Inc.............  23,758    718,917
            *Parker Drilling Co................... 425,116  3,031,077
            #*Patriot Coal Corp................... 236,194  5,947,365
             Penn Virginia Corp................... 154,862  2,394,167
            *Petroleum Development Corp...........  84,482  3,364,073
            #*PetroQuest Energy, Inc.............. 227,602  1,993,794
            *PHI, Inc. Non-Voting.................  43,076    964,041
            *PHI, Inc. Voting.....................   4,719    103,110
            *Pioneer Drilling Co.................. 211,190  3,273,445
            *PostRock Energy Corp.................   7,568     60,771
            #*Pyramid Oil Co......................  15,807     95,316
            #*Rentech, Inc........................ 136,833    151,885
            *REX American Resources Corp..........  22,800    393,984

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
                                                       Shares       Value+
                                                       ------       -----

      Energy -- (Continued)..........................
        #*Rex Energy Corp............................ 148,947 $  1,910,990
        *Rosetta Resources, Inc...................... 169,847    7,801,073
        #*Royale Energy, Inc.........................  10,018       45,281
        #RPC, Inc.................................... 397,165   10,743,313
         SEACOR Holdings, Inc........................  37,639    3,719,862
        #*Seahawk Drilling, Inc......................   1,322        9,717
        *SemGroup Corp. Class A......................  23,013      645,515
        #Ship Finance International, Ltd............. 292,812    5,853,312
         Southern Union Co...........................       1           22
        *Stone Energy Corp........................... 176,399    6,237,469
        *Superior Energy Services, Inc............... 125,656    4,827,704
        *Swift Energy Corp........................... 155,921    6,110,544
        #*Syntroleum Corp............................ 140,860      288,763
        *Tetra Technologies, Inc..................... 268,115    3,960,059
        *TGC Industries, Inc.........................  60,669      499,306
        *Toreador Resources Corp.....................  53,036      430,122
        #*Trico Marine Services, Inc.................  72,416        2,897
        #*Tri-Valley Corp............................  60,749       47,998
        *Union Drilling, Inc......................... 107,224    1,453,957
        #*Uranium Energy Corp........................ 144,902      504,259
        #*USEC, Inc.................................. 405,363    1,856,563
        *VAALCO Energy, Inc.......................... 205,142    1,429,840
        *Venoco, Inc................................. 201,513    3,746,127
        #*Verenium Corp..............................  11,136       32,628
        *Voyager Oil & Gas, Inc......................  13,243       56,415
        #W&T Offshore, Inc........................... 255,149    6,840,545
        *Warren Resources, Inc....................... 263,347    1,192,962
        #*Western Refining, Inc...................... 317,834    5,390,465
        *Westmoreland Coal Co........................  26,227      490,969
        #*Willbros Group, Inc........................ 152,161    1,635,731
        #World Fuel Services Corp....................   2,108       83,435
                                                              ------------
      Total Energy...................................          301,997,883
                                                              ------------

      Financials -- (10.6%)..........................
        *1st Constitution Bancorp....................   1,771       14,628
         1st Source Corp.............................  78,580    1,667,468
        *1st United Bancorp, Inc.....................  35,003      243,971
         21st Century Holding Co.....................  29,065       85,742
         Abington Bancorp, Inc.......................  69,718      844,982
         Access National Corp........................  18,643      145,229
        #Advance America Cash Advance Centers, Inc... 256,212    1,506,527
        .*Advanta Corp. Class A......................  68,012           --
        *Affirmative Insurance Holdings, Inc.........  82,687      204,237
         Alliance Bancorp, Inc. of Pennsylvania......   3,710       41,366
        #Alliance Financial Corp.....................  15,195      489,887
        *Altisource Portfolio Solutions SA...........  55,278    1,795,429
        *Amcore Financial, Inc....................... 161,406          226
         Ameriana Bancorp............................   2,912       13,890
        *American Capital, Ltd....................... 882,842    9,066,787
        #American Equity Investment Life Holding Co.. 222,915    2,866,687
        *American Independence Corp..................   8,100       42,282
         American National Bankshares, Inc...........  23,497      543,721
        *American River Bankshares...................   6,956       43,475
        *American Safety Insurance Holdings, Ltd.....  37,678      767,124
        *American Spectrum Realty, Inc...............   3,852       67,314
        *AmericanWest Bancorp........................  96,409        2,699
        *Ameris Bancorp..............................  82,237      817,436
        *AMERISAFE, Inc..............................  64,835    1,447,766
        *AmeriServe Financial, Inc................... 296,358      711,259
        #AmTrust Financial Services, Inc............. 221,001    4,265,319
        #*Anchor Bancorp Wisconsin, Inc..............   2,800        2,324

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
                                                      Shares     Value+
                                                      ------     -----

        Financials -- (Continued)...................
          #*Ante5, Inc..............................   8,404 $    9,244
           Argo Group International Holdings, Ltd... 115,079  3,614,631
          #Arrow Financial Corp.....................  36,174    898,924
          #*Artio Global Investors, Inc.............   8,195    134,644
           ASB Financial Corp.......................     900     10,800
          #*Asset Acceptance Capital Corp........... 104,727    594,849
           Asta Funding, Inc........................  46,467    376,847
          #Astoria Financial Corp................... 371,982  5,382,580
           Atlantic American Corp...................  21,640     44,146
          #*Atlantic Southern Financial Group, Inc..   2,100        315
          #Auburn National Bancorporation, Inc......   2,786     54,940
          *Avatar Holdings, Inc.....................  40,269    724,842
          *B of I Holding, Inc......................  35,009    588,151
           Baldwin & Lyons, Inc.....................   1,505     32,395
           Baldwin & Lyons, Inc. Class B............  29,641    684,411
           BancFirst Corp...........................  45,491  1,831,923
           Bancorp Rhode Island, Inc................  15,045    667,396
          *Bancorp, Inc............................. 101,104    989,808
          #BancorpSouth, Inc........................ 170,185  2,306,007
          *BancTrust Financial Group, Inc...........  34,539     86,348
           Bank Mutual Corp......................... 124,376    508,698
          #Bank of Commerce Holdings................   4,400     19,096
          *Bank of Florida Corp.....................  75,785        758
          *Bank of Granite Corp.....................   2,923      2,865
           Bank of Kentucky Financial Corp..........   2,840     66,257
          #Bank of the Ozarks, Inc..................  60,565  2,696,959
          #*BankAtlantic Bancorp, Inc............... 368,179    334,785
           BankFinancial Corp.......................  73,709    673,700
           Banner Corp.............................. 190,104    522,786
           Bar Harbor Bankshares....................  12,878    376,295
           BCB Bancorp, Inc.........................  18,756    206,316
          *BCSB Bancorp, Inc........................   1,438     18,680
           Beacon Federal Bancorp, Inc..............   2,982     42,165
          *Beneficial Mutual Bancorp, Inc........... 251,410  2,169,668
          *Berkshire Bancorp, Inc...................  10,144     57,009
           Berkshire Hills Bancorp, Inc.............  59,527  1,327,452
          *BFC Financial Corp....................... 113,028     45,211
          #BGC Partners, Inc. Class A............... 209,590  2,022,544
          *BNCCORP, Inc.............................   3,900     12,051
           Boston Private Financial Holdings, Inc... 279,611  1,954,481
          #Bridge Bancorp, Inc......................   7,278    155,749
          *Bridge Capital Holdings..................   1,940     19,943
           Brookline Bancorp, Inc................... 287,514  2,650,879
          #Brooklyn Federal Bancorp, Inc............   8,395      4,617
           Bryn Mawr Bank Corp......................  44,170    890,026
           C&F Financial Corp.......................     916     19,236
           Calamos Asset Management, Inc............  72,238  1,175,312
           California First National Bancorp........  15,093    229,263
          *Camco Financial Corp.....................   9,661     16,810
           Camden National Corp.....................  32,569  1,125,259
          #*Cape Bancorp, Inc.......................   5,795     58,935
          *Capital Bank Corp........................   3,553     15,100
          #Capital City Bank Group, Inc.............  50,220    562,464
           Capital Properties, Inc..................   1,300     15,119
          .Capital Properties, Inc. Class B.........   1,300         --
           Capital Southwest Corp...................   6,601    635,280
           CapitalSource, Inc....................... 871,013  5,818,367
          *Capitol Bancorp, Ltd.....................  15,000      2,550
          *Capitol Federal Financial, Inc...........  91,825  1,039,459
           Cardinal Financial Corp.................. 104,299  1,172,321
          #Carver Bancorp, Inc......................     600        360

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
                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)................
            *Cascade Financial Corp................  16,389 $    6,883
            #Cash America International, Inc....... 103,674  4,919,331
             Cathay General Bancorp................ 291,432  4,968,916
            #Center Bancorp, Inc...................  37,827    361,626
            *Center Financial Corp................. 125,736    916,615
             CenterState Banks of Florida, Inc.....  64,599    401,806
             Central Bancorp, Inc..................   3,045     58,160
            #*Central Pacific Financial Corp.......   2,925     44,109
            #*Central Virginia Bankshares, Inc.....     317        374
            #*Centrue Financial Corp...............   2,305      1,590
             Century Bancorp, Inc. Class A.........   4,938    136,190
             CFS Bancorp, Inc...................... 185,907  1,007,616
            #Charter Financial Corp................  23,869    257,785
             Chemical Financial Corp...............  93,127  1,874,647
            *Chicopee Bancorp, Inc.................  10,339    146,917
            *Citizens Community Bancorp, Inc.......   1,592      8,477
            *Citizens First Bancorp, Inc........... 154,931      5,508
            *Citizens First Corp...................     400      3,252
            #Citizens Holding Co...................   2,293     46,663
            #*Citizens Republic Bancorp, Inc....... 199,449    183,094
             Citizens South Banking Corp...........     735      3,491
            #*Citizens, Inc........................ 166,174  1,237,996
            #City Holding Co.......................  57,660  1,966,206
            #CKX Lands, Inc........................   4,123     56,774
            #Clifton Savings Bancorp, Inc..........  49,133    563,064
            *CNA Surety Corp....................... 132,808  3,518,084
            #CNB Financial Corp....................  17,281    239,687
            *CNO Financial Group, Inc.............. 953,964  7,688,950
            #CoBiz Financial, Inc.................. 123,200    836,528
             Codorus Valley Bancorp, Inc...........   1,467     15,976
            #Cohen & Steers, Inc................... 128,184  4,032,669
            *Colonial Financial Services, Inc......     422      5,275
            #*Colony Bankcorp, Inc.................  10,672     43,648
             Columbia Banking System, Inc.......... 141,367  2,666,182
             Commercial National Financial Corp....   3,875     76,492
            *Commonwealth Bankshares, Inc..........   4,198      2,473
            #Community Bank System, Inc............ 125,271  3,134,280
            *Community Capital Corp................   8,552     26,939
            #Community Trust Bancorp, Inc..........  54,363  1,538,473
            *Community West Bancshares.............   6,650     28,728
            *CompuCredit Holdings Corp............. 122,845    523,320
            #Consolidated-Tokoma Land Co...........  13,849    428,350
            #*Cowen Group, Inc..................... 111,798    465,080
             Crawford & Co. Class A................  63,880    211,443
            #Crawford & Co. Class B................  44,876    208,673
            #*Credit Acceptance Corp...............  67,689  5,476,040
            *Crescent Financial Corp...............   1,951      7,960
            #CVB Financial Corp.................... 308,291  3,002,754
            #Danvers Bancorp, Inc..................  68,737  1,550,019
            #*Dearborn Bancorp, Inc................  69,961     99,345
             Delphi Financial Group, Inc. Class A.. 175,427  5,604,893
             Diamond Hill Investment Group, Inc....     753     61,746
             Dime Community Bancshares, Inc........ 124,226  1,920,534
            #*Dollar Financial Corp................ 128,413  2,952,215
             Donegal Group, Inc. Class A...........  56,208    766,677
             Donegal Group, Inc. Class B...........   5,467     84,246
            *Doral Financial Corp..................  86,591    129,886
             Duff & Phelps Corp.................... 108,640  1,671,970
            *Eagle Bancorp Montana, Inc............     125      1,418
             Eastern Insurance Holdings, Inc.......  26,680    357,779
             Eastern Virginia Bankshares, Inc......     500      1,765

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
                                                          Shares     Value+
                                                          ------     -----

    Financials -- (Continued)...........................
       ECB Bancorp, Inc.................................   1,296 $   15,422
      #*eHealth, Inc....................................  82,121  1,116,846
       EMC Insurance Group, Inc.........................  39,961    871,549
       Employers Holdings, Inc.......................... 146,505  2,953,541
      #*Encore Bancshares, Inc..........................  13,079    158,256
      *Encore Capital Group, Inc........................  86,440  2,588,014
      *Endurance Specialty Holdings, Ltd................  41,193  1,826,498
      *Enstar Group, Ltd................................  33,007  3,701,735
       Enterprise Bancorp, Inc..........................   9,363    166,100
      #Enterprise Financial Services Corp...............  43,459    647,539
       Epoch Holding Corp...............................  31,483    545,915
       ESB Financial Corp...............................  46,045    781,384
       ESSA Bancorp, Inc................................  44,618    559,956
      #Evans Bancorp, Inc...............................   3,362     47,572
      #Evercore Partners, Inc. Class A..................  75,255  2,625,647
      *EzCorp, Inc...................................... 173,095  5,450,762
      #F.N.B. Corp...................................... 446,214  4,886,043
      *Farmers Capital Bank Corp........................   9,297     64,707
       FBL Financial Group, Inc. Class A................ 103,678  3,162,179
      #Federal Agricultural Mortgage Corp...............  59,597  1,129,363
       Federal Agricultural Mortgage Corp. Class A......   2,089     28,515
       Fidelity Bancorp, Inc............................   1,096      9,864
      #*Fidelity Southern Corp..........................  13,642    102,587
       Financial Institutions, Inc......................  38,784    659,328
      *First Acceptance Corp............................  13,967     25,280
       First Advantage Bancorp..........................   1,701     23,304
      *First American Financial Corp....................  51,964    810,638
      #First Bancorp....................................  52,573    733,919
      #First Bancorp, Inc...............................  32,858    487,941
      #*First Bancorp...................................  12,078     60,269
      *First Bancshares, Inc............................   1,345      8,366
       First Bancshares, Inc. (The).....................     921      8,151
       First Bank of Delaware...........................   6,667     13,334
      #First Busey Corp................................. 199,656  1,048,194
       First Business Financial Services, Inc...........   2,089     24,964
      *First California Financial Group, Inc............   8,936     34,404
      *First Cash Financial Services, Inc............... 109,738  4,306,119
       First Citizens BancShares, Inc...................   4,958    991,650
       First Commonwealth Financial Corp................ 377,492  2,340,450
       First Community Bancshares, Inc..................  53,701    797,997
      *First Defiance Financial Corp....................  40,311    551,454
      #*First Federal Bancshares of Arkansas, Inc.......  14,009     40,626
      *First Federal of Northern Michigan Bancorp, Inc..  34,974    118,562
       First Financial Bancorp.......................... 210,302  3,465,777
      #First Financial Bankshares, Inc..................  70,113  3,885,662
       First Financial Corp.............................  39,149  1,259,032
       First Financial Holdings, Inc....................  47,947    526,458
      *First Financial Northwest, Inc...................  43,278    270,055
      *First Financial Service Corp.....................   5,202     21,068
      *First Interstate Bancsystem, Inc.................   2,002     27,387
      *First Investors Financial Services Group, Inc....   5,300     36,941
       First M&F Corp...................................   8,749     35,871
      *First Marblehead Corp. (The)..................... 146,096    314,106
      #*First Mariner Bancorp, Inc......................  22,301     14,841
       First Merchants Corp.............................  92,016    852,988
       First Midwest Bancorp, Inc....................... 241,198  3,159,694
       First Niagara Financial Group, Inc............... 325,627  4,689,029
       First Pactrust Bancorp, Inc......................  14,152    219,214
      *First Place Financial Corp....................... 161,201    290,162
      *First Regional Bancorp...........................   2,300         23
      *First Security Group, Inc........................  13,734     11,949

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
                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)................
            #First South Bancorp, Inc..............  21,886 $   98,049
            #*First State Bancorporation...........  52,794        686
            #First United Corp.....................   8,919     31,662
             Firstbank Corp........................  10,466     61,331
            *FirstCity Financial Corp..............  35,658    239,622
            *Flagstar Bancorp, Inc................. 111,302    173,631
             Flagstone Reinsurance Holdings SA..... 267,430  2,249,086
             Flushing Financial Corp............... 114,382  1,683,703
            #*FNB United Corp......................  12,713      6,102
            *Forestar Group, Inc................... 131,126  2,579,248
             Fox Chase Bancorp, Inc................  30,649    418,359
            *FPIC Insurance Group, Inc.............  36,519  1,348,281
             Fulton Financial Corp................. 362,014  4,228,324
             GAINSCO, Inc..........................     220      1,410
             GAMCO Investors, Inc..................  20,800  1,070,160
            #German American Bancorp, Inc..........  25,261    440,804
             GFI Group, Inc........................ 395,410  2,020,545
            #Glacier Bancorp, Inc.................. 250,679  3,767,705
            *Gleacher & Co., Inc................... 284,221    537,178
            *Global Indemnity P.L.C................  60,125  1,535,593
            #Gouverneur Bancorp, Inc...............   1,695     15,933
            #Great Southern Bancorp, Inc...........  37,651    779,376
            #*Greene Bancshares, Inc...............  69,017    140,105
            *Greenlight Capital Re, Ltd............ 107,842  3,035,752
             GS Financial Corp.....................   1,313     26,995
            *Guaranty Bancorp...................... 197,206    283,977
            *Guaranty Federal Bancshares, Inc......   2,800     17,108
            *Hallmark Financial Services, Inc......  61,905    529,288
            #Hampden Bancorp, Inc..................   2,696     36,396
            #*Hampton Roads Bankshares, Inc........   1,091     16,050
            #Hancock Holding Co.................... 150,923  4,929,145
            *Hanmi Financial Corp.................. 138,143    182,349
             Harleysville Group, Inc...............  95,291  3,056,935
             Harleysville Savings Financial Corp...   1,615     24,177
            *Harris & Harris Group, Inc............ 108,321    565,436
             Hawthorn Bancshares, Inc..............     648      5,346
            #Heartland Financial USA, Inc..........  47,302    743,587
            *Heritage Commerce Corp................  32,376    169,326
            *Heritage Financial Corp...............  30,738    453,078
             Heritage Financial Group, Inc.........   6,511     78,653
             HF Financial Corp.....................   8,546     94,604
            *HFF, Inc..............................  59,723    894,053
            *Hilltop Holdings, Inc................. 178,888  1,735,214
             Hingham Institution for Savings.......   4,075    215,568
            *HMN Financial, Inc....................  32,610     92,938
            *Home Bancorp, Inc.....................     524      8,368
             Home Bancshares, Inc..................  88,956  2,132,275
             Home Federal Bancorp, Inc.............  47,880    581,742
             Homeowners Choice, Inc................  11,222     89,439
             HopFed Bancorp, Inc...................   8,118     72,737
             Horace Mann Educators Corp............ 149,741  2,677,369
             Horizon Bancorp.......................   2,001     54,227
            #*Horizon Financial Corp...............  41,963        459
             Hudson Valley Holding Corp............  16,842    380,798
            #IBERIABANK Corp.......................  99,484  5,970,035
            *Imperial Capital Bancorp, Inc.........  80,645        605
             Independence Holding Co...............  72,791    564,858
            #Independent Bank Corp. (453836108)....  74,089  2,171,549
            #*Independent Bank Corp. (453838609)...  29,211     87,633
             Indiana Community Bancorp.............   6,567    103,824
             Infinity Property & Casualty Corp.....  50,946  3,010,909

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
                                                    Shares    Value+
                                                    ------- ----------

          Financials -- (Continued)................
            #*Integra Bank Corp.................... 224,675 $   22,468
             Interactive Brokers Group, Inc........ 156,112  2,738,204
            *Intergroup Corp. (The)................   1,960     43,120
             International Bancshares Corp......... 231,509  4,079,189
            *Internet Capital Group, Inc........... 132,234  1,836,730
            *Intervest Bancshares Corp.............   6,184     21,211
            #*INTL FCStone, Inc....................  62,285  1,649,307
            *Investment Technology Group, Inc...... 149,756  2,562,325
            #*Investors Bancorp, Inc............... 464,275  6,982,696
            #*Investors Capital Holdings, Ltd......     615      3,684
             Investors Title Co....................   5,526    189,100
            *Jacksonville Bancorp, Inc.............   1,266      8,609
             JMP Group, Inc........................  62,357    536,270
             Kaiser Federal Financial Group, Inc...  18,250    229,220
            #KBW, Inc.............................. 123,312  2,801,649
             Kearny Financial Corp................. 152,945  1,463,684
            #*Kennedy-Wilson Holdings, Inc.........  31,946    365,782
            #Kentucky First Federal Bancorp........  11,674     93,742
            #*Knight Capital Group, Inc............ 354,575  4,864,769
            *LaBranche & Co., Inc.................. 116,361    468,935
             Lake Shore Bancorp, Inc...............     127      1,397
             Lakeland Bancorp, Inc.................  84,778    906,277
            #Lakeland Financial Corp...............  56,838  1,245,321
             Landmark Bancorp, Inc.................   3,960     66,528
             Legacy Bancorp, Inc...................  18,447    250,141
            #Life Partners Holdings, Inc...........  59,706    418,539
             LNB Bancorp, Inc......................  30,736    179,191
            *Louisiana Bancorp, Inc................   1,325     19,928
            *LSB Financial Corp....................     227      3,568
            #*Macatawa Bank Corp...................  45,487    117,811
            *Magyar Bancorp, Inc...................   1,800      7,614
             Maiden Holdings, Ltd.................. 140,383  1,045,853
             MainSource Financial Group, Inc.......  69,260    666,974
            #Malvern Federal Bancorp, Inc..........   2,292     18,474
            *Market Leader, Inc....................  18,692     44,113
             MarketAxess Holdings, Inc............. 126,289  3,075,137
            *Marlin Business Services Corp.........  34,306    418,190
            *Maui Land & Pineapple Co., Inc........  19,828    104,295
            *Maxco, Inc............................   3,000      1,350
             Mayflower Bancorp, Inc................   2,666     22,581
            #*Mays (J.W.), Inc.....................     200      3,726
             MB Financial, Inc..................... 184,228  3,811,677
            #*MBIA, Inc............................ 553,569  5,712,832
            #*MBT Financial Corp...................  12,007     17,530
             MCG Capital Corp...................... 276,029  1,821,791
             Meadowbrook Insurance Group, Inc...... 193,699  1,983,478
             Medallion Financial Corp..............  63,002    581,508
            #*Mercantile Bancorp, Inc..............   1,227      1,043
            #*Mercantile Bank Corp.................   7,442     68,020
             Merchants Bancshares, Inc.............  29,146    784,027
            *Meridian Interstate Bancorp, Inc......  31,074    433,793
             Meta Financial Group, Inc.............  11,059    160,356
            *Metro Bancorp, Inc....................  41,273    515,912
            *MetroCorp Bancshares, Inc.............  19,695    133,532
            *MF Global Holdings, Ltd............... 521,922  4,389,364
            #*MGIC Investment Corp................. 681,489  5,901,695
             MicroFinancial, Inc...................  25,890    129,191
             Mid Penn Bancorp, Inc.................   2,349     22,198
             MidSouth Bancorp, Inc.................  12,946    183,315
            *Midwest Banc Holdings, Inc............ 161,779      1,294
             MidWestOne Financial Group, Inc.......     562      8,256

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
                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
         Montpelier Re Holdings, Ltd.................. 233,359 $4,221,464
         MSB Financial Corp...........................     500      2,825
         MutualFirst Financial, Inc...................  11,132     97,405
        *Nara BanCorp, Inc............................ 136,694  1,343,702
        #*National Financial Partners Corp............ 152,450  2,452,920
         National Interstate Corp.....................  49,918  1,122,656
         National Penn Bancshares, Inc................ 522,765  4,291,901
         National Western Life Insurance Co. Class A..   4,587    738,828
         Naugatuck Valley Financial Corp..............   1,600     13,472
        *Navigators Group, Inc. (The).................  61,053  3,164,377
         NBT Bancorp, Inc............................. 117,161  2,647,839
         Nelnet, Inc. Class A......................... 128,377  2,956,522
        #*NeoStem, Inc................................  55,528    109,945
        *New Century Bancorp, Inc.....................   2,400     12,360
         New England Bancshares, Inc..................   2,766     26,830
         New Hampshire Thrift Bancshares, Inc.........   9,131    122,538
         New Westfield Financial, Inc.................  98,095    890,703
        *NewBridge Bancorp............................  11,569     53,217
        *Newport Bancorp, Inc.........................   3,932     55,834
        *NewStar Financial, Inc....................... 180,633  2,158,564
        *Nicholas Financial, Inc......................     941     11,857
         North Central Bancshares, Inc................   1,700     28,050
        *North Valley Bancorp.........................     377      3,806
         Northeast Bancorp............................     493      7,035
         Northeast Community Bancorp, Inc.............  12,179     77,215
        #Northfield Bancorp, Inc...................... 107,265  1,509,219
         Northrim Bancorp, Inc........................  13,380    267,734
         Northway Financial, Inc......................   5,228     54,842
         Northwest Bancshares, Inc.................... 392,930  4,946,989
        #Norwood Financial Corp.......................   1,803     49,799
         Ocean Shore Holding Co.......................   3,503     44,663
         OceanFirst Financial Corp....................  65,195    945,328
        #*Ocwen Financial Corp........................ 342,920  4,104,752
         Ohio Valley Banc Corp........................   6,568    127,551
         Old National Bancorp......................... 349,863  3,621,082
        #Old Second Bancorp, Inc......................  48,526     60,172
        *OmniAmerican Bancorp, Inc....................   1,614     24,129
         OneBeacon Insurance Group, Ltd...............  77,090  1,083,114
         Oppenheimer Holdings, Inc. Class A...........  13,787    423,399
         optionsXpress Holdings, Inc.................. 195,300  3,601,332
         Oriental Financial Group, Inc................ 118,901  1,540,957
         Oritani Financial Corp....................... 204,170  2,503,124
         Osage Bancshares, Inc........................   2,300     20,298
        #*Pacific Capital Bancorp.....................  21,393    651,203
         Pacific Continental Corp.....................  63,692    608,259
        #*Pacific Mercantile Bancorp..................   3,526     15,162
        *Pacific Premier Bancorp, Inc.................   8,722     61,054
        *Pacific State Bancorp........................   4,100        165
        #PacWest Bancorp.............................. 121,083  2,783,698
        *Park Bancorp, Inc............................   1,650      5,264
        #Park National Corp...........................  53,260  3,679,201
         Parkvale Financial Corp......................   9,423    106,009
        #*Patriot National Bancorp....................   3,100      6,076
         Peapack-Gladstone Financial Corp.............  35,038    465,655
        #Penns Woods Bancorp, Inc.....................  15,976    603,733
        #*Penson Worldwide, Inc.......................  52,467    318,475
         Peoples Bancorp..............................     555      9,712
         Peoples Bancorp of North Carolina............   3,809     24,720
         Peoples Bancorp, Inc.........................  29,279    399,073
        #*PHH Corp.................................... 200,299  4,298,417
        #*Phoenix Cos, Inc. (The)..................... 380,165  1,022,644

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CONTINUED

                                                          Shares     Value+
                                                          ------     -----

     Financials -- (Continued)..........................
       *PICO Holdings, Inc..............................  72,986 $2,344,310
        Pinnacle Bancshares, Inc........................      35        339
       #*Pinnacle Financial Partners, Inc............... 161,816  2,600,383
       *Piper Jaffray Cos., Inc.........................  70,704  2,534,738
        Platinum Underwriters Holdings, Ltd............. 123,336  4,663,334
       #*PMI Group, Inc. (The).......................... 499,170  1,078,207
        Porter Bancorp, Inc.............................   9,708     76,984
       #*Portfolio Recovery Associates, Inc.............  61,223  5,525,988
       *Preferred Bank..................................  10,665     17,384
        Premier Financial Bancorp, Inc..................   8,457     61,736
        Presidential Life Corp..........................  99,669  1,110,313
       *Primerica, Inc..................................  13,027    301,184
       *Primus Guaranty, Ltd............................  55,525    272,628
       #*Princeton National Bancorp, Inc................   4,931     25,197
       #PrivateBancorp, Inc............................. 249,286  3,923,762
       *ProAssurance Corp...............................  12,094    803,042
       #Prosperity Bancshares, Inc...................... 140,298  6,432,663
        Protective Life Corp............................ 123,524  3,324,031
       #*Providence Community Bancshares, Inc...........     400        248
        Provident Financial Holdings, Inc...............  32,710    265,932
        Provident Financial Services, Inc............... 214,771  3,118,475
        Provident New York Bancorp...................... 116,034  1,088,399
        Prudential Bancorp, Inc. of Pennsylvania........   7,998     53,986
       #Pulaski Financial Corp..........................  40,448    296,888
        Pzena Investment Management, Inc. Class A.......  30,960    225,389
        QC Holdings, Inc................................  72,235    354,674
       #Radian Group, Inc............................... 438,746  2,601,764
       *Rainier Pacific Financial Group, Inc............ 104,438      3,786
        Renasant Corp...................................  85,692  1,437,912
       #Republic Bancorp, Inc. Class A..................  78,503  1,709,795
       *Republic First Bancorp, Inc.....................  22,386     62,457
        Resource America, Inc...........................  65,755    404,393
       *Riverview Bancorp, Inc..........................  40,465    127,060
       #RLI Corp........................................  73,997  4,383,582
       #*Rockville Financial, Inc.......................  75,047    745,217
       #*Rodman & Renshaw Capital Group, Inc............  92,493    182,211
       #Roma Financial Corp.............................  67,752    715,461
       #*Royal Bancshares of Pennsylvania, Inc. Class A.   8,295     14,599
       *Rurban Financial Corp...........................     790      2,568
       #S&T BanCorp, Inc................................ 149,233  3,045,846
       #S.Y. Bancorp, Inc...............................  42,491  1,061,000
       *Safeguard Scientifics, Inc......................  75,115  1,468,498
        Safety Insurance Group, Inc.....................  54,178  2,536,614
        Salisbury Bancorp, Inc..........................   2,428     64,342
        Sanders Morris Harris Group, Inc................  22,826    196,988
        Sandy Spring Bancorp, Inc.......................  82,910  1,481,602
       *Savannah Bancorp, Inc. (The)....................   1,200      9,432
        SCBT Financial Corp.............................  39,895  1,286,215
        SeaBright Holdings, Inc.........................  78,674    804,048
       #*Seacoast Banking Corp. of Florida..............  98,561    176,424
        Selective Insurance Group, Inc.................. 186,909  3,297,075
        Shore Bancshares, Inc...........................  17,589    170,262
        SI Financial Group, Inc.........................   6,005     59,750
       #Sierra Bancorp..................................  36,860    410,989
       *Signature Bank.................................. 118,548  6,900,679
        Simmons First National Corp.....................  60,295  1,591,185
        Somerset Hills Bancorp..........................     636      5,654
        South Street Financial Corp.....................     400      1,900
       *Southcoast Financial Corp.......................       9         29
       *Southern Banc Co., Inc..........................     200      2,005
       *Southern Community Financial Corp...............  60,508     84,106

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
                                                       Shares    Value+
                                                       ------- ----------

       Financials -- (Continued)......................
         *Southern Connecticut Bancorp, Inc...........   3,600 $   16,020
         *Southern First Bancshares, Inc..............   1,974     15,733
          Southern Missouri Bancorp, Inc..............     693     17,817
         *Southern National Bancorp of Virginia, Inc..     493      3,495
         #Southside Bancshares, Inc...................  54,772  1,191,295
         *Southwest Bancorp, Inc......................  64,121    909,236
          Southwest Georgia Financial Corp............   1,844     22,036
          StanCorp Financial Group, Inc...............   1,135     48,918
          State Auto Financial Corp................... 121,098  2,056,244
          State Bancorp, Inc..........................  50,131    661,729
          StellarOne Corp.............................  79,576  1,114,064
         #Sterling Bancorp............................  98,743  1,021,990
          Sterling Bancshares, Inc.................... 345,480  3,071,317
         #*Sterling Financial Corp....................   1,668     29,424
         #Stewart Information Services Corp...........  80,574    817,020
         #*Stifel Financial Corp...................... 125,913  5,751,706
         *Stratus Properties, Inc.....................  28,238    384,037
         #Suffolk Bancorp.............................  27,732    455,082
         *Sun Bancorp, Inc............................ 246,043    895,597
         #*Superior Bancorp...........................  28,397        568
          Susquehanna Bancshares, Inc................. 454,915  4,194,316
         *Sussex Bancorp..............................   7,918     51,863
         *SVB Financial Group.........................  90,186  5,450,842
         #SWS Group, Inc..............................  74,107    452,053
          Symetra Financial Corp......................  32,140    446,103
          Synovus Financial Corp...................... 348,069    870,172
         #*Taylor Capital Group, Inc..................  47,244    469,605
          Teche Holding Co............................   6,202    222,032
         *Tejon Ranch Co..............................  68,876  2,454,741
         *Tennessee Commerce Bancorp, Inc.............   2,941      9,382
          Territorial Bancorp, Inc....................  30,125    604,609
         #Teton Advisors, Inc.........................     311      5,948
         #*Texas Capital Bancshares, Inc.............. 129,893  3,351,239
          TF Financial Corp...........................   6,409    137,858
         *Thomas Properties Group, Inc................ 119,659    429,576
         *TIB Financial Corp..........................     359      6,265
         #*Tidelands Bancshares, Inc..................  14,636      5,123
         *TierOne Corp................................  90,019        180
         *Timberland Bancorp, Inc.....................  81,238    503,676
         #Tompkins Financial Corp.....................  25,257  1,028,970
         #Tower Bancorp, Inc..........................  16,686    362,253
         *Tower Financial Corp........................   3,098     26,705
         #Tower Group, Inc............................ 141,204  3,229,335
         #TowneBank...................................  81,269  1,204,407
         *TradeStation Group, Inc..................... 147,935  1,427,573
         *Tree.com, Inc...............................  30,408    161,771
         *Trenwick Group, Ltd.........................  11,975         14
         #*Triad Guaranty, Inc........................  25,902      8,807
         #TriCo Bancshares............................  44,036    718,227
         #Trustco Bank Corp........................... 269,841  1,619,046
         #Trustmark Corp.............................. 223,790  5,200,880
         *Two Rivers Water Co.........................     247        618
          UMB Financial Corp.......................... 148,879  6,269,295
          Umpqua Holdings Corp........................ 366,480  4,254,833
          Unico American Corp.........................  12,100    117,370
          Union Bankshares, Inc.......................   2,252     45,040
          Union First Market Bankshares Corp..........  79,968  1,017,993
          United Bancshares, Inc. (909458101).........     900      8,046
         #United Bancshares, Inc. (909907107)......... 148,300  3,879,528
         #*United Community Banks, Inc................ 254,443    610,663
         *United Community Financial Corp............. 505,789    718,220

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
                                                 Shares        Value+
                            -                    ------        ------

          Financials -- (Continued).............
             United Financial Bancorp, Inc......  55,515 $    907,115
             United Fire & Casualty Co..........  75,875    1,502,325
            *United Security Bancshares.........  26,309       86,821
             Unitrin, Inc....................... 213,428    6,454,063
            *Unity Bancorp, Inc.................   8,914       61,507
            #Universal Insurance Holdings, Inc.. 144,907      783,947
             Univest Corp. of Pennsylvania......  56,804      955,443
             ViewPoint Financial Group.......... 151,261    1,868,073
            *Virginia Commerce Bancorp, Inc.....  78,251      470,289
            *Virtus Investment Partners, Inc....  21,001    1,109,063
             VIST Financial Corp................   7,182       54,870
             VSB Bancorp, Inc...................     955       11,613
            #*Waccamaw Bankshares, Inc..........   3,250        3,900
            #Washington Banking Co..............  48,098      672,891
             Washington Federal, Inc............ 142,610    2,294,595
             Washington Trust Bancorp, Inc......  55,775    1,306,808
            *Waterstone Financial, Inc..........  17,137       54,838
             Wayne Savings Bancshares, Inc......   2,043       17,366
             Webster Financial Corp............. 298,478    6,423,247
             WesBanco, Inc......................  92,471    1,877,161
            #West Bancorporation, Inc...........  54,790      426,814
            *West Coast Bancorp................. 263,261      942,474
             Westamerica Bancorporation.........  93,166    4,731,901
            #*Western Alliance Bancorp.......... 265,632    2,196,777
             Westwood Holdings Group, Inc.......  22,697      854,542
             White River Capital, Inc...........   2,220       40,093
             Whitney Holding Corp............... 241,180    3,265,577
            .Wilber Corp........................   4,666       44,794
             Wilmington Trust Corp.............. 246,213    1,110,421
            #*Wilshire Bancorp, Inc.............  86,150      344,600
            #Wintrust Financial Corp............ 121,678    4,099,332
            #*World Acceptance Corp.............  55,402    3,764,566
            *WSB Holdings, Inc..................   8,331       25,576
             WVS Financial Corp.................   4,423       39,033
            *Yadkin Valley Financial Corp.......  39,480       90,409
            *ZipRealty, Inc.....................  55,111      143,840
                                                         ------------
          Total Financials......................          597,556,518
                                                         ------------

          Health Care -- (8.5%).................
            #*Abaxis, Inc.......................  48,500    1,408,925
            #*ABIOMED, Inc...................... 102,703    1,784,978
            *Acadia Pharmaceuticals, Inc........  77,400      212,850
            #*Accelr8 Technology Corp...........  10,113       39,036
            *Access Pharmaceuticals, Inc........   5,300       12,190
            *Accuray, Inc....................... 222,918    1,981,741
            *Achillion Pharmaceuticals, Inc..... 102,361      571,174
            *Adcare Health Systems, Inc.........   5,852       29,260
            *Addus HomeCare Corp................   2,064       12,363
            #*Adeona Pharmaceuticals, Inc.......   9,451        9,640
            *Adolor Corp........................ 128,100      178,059
            *AdvanSource Biomaterials Corp......  45,644        5,249
            #*ADVENTRX Pharmaceuticals, Inc.....  52,554      136,115
            *Affymax, Inc.......................  96,757      632,791
            #*Affymetrix, Inc................... 243,180    1,313,172
            #*Air Methods Corp..................  45,502    3,076,845
            *Akorn, Inc......................... 149,500      989,690
            *Albany Molecular Research, Inc.....  99,712      487,592
            #*Alexza Pharmaceuticals, Inc.......  99,920      160,871
            #*Align Technology, Inc............. 269,121    6,496,581
            #*Alkermes, Inc..................... 282,234    4,069,814
            *Alliance HealthCare Services, Inc.. 157,181      694,740

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
                                                       Shares     Value+
                                                       ------     -----

       Health Care -- (Continued)
         *Allied Healthcare International, Inc.       358,150 $  934,772
         *Allied Healthcare Products, Inc.             14,370     62,366
         #*Allos Therapeutics, Inc.                   261,838    761,949
         #*Almost Family, Inc.                         34,071  1,181,242
         #*Alnylam Pharmaceuticals, Inc.               54,053    554,584
         #*Alphatec Holdings, Inc.                    220,523    701,263
         #*AMAG Pharmaceuticals, Inc.                  46,205    877,895
         #*Amedisys, Inc.                             106,114  3,535,718
          America Services Group, Inc.                 30,336    782,669
         #*American Caresource Holding, Inc.           14,808     27,247
         *American Dental Partners, Inc.               56,808    749,298
         *American Learning Corp.                       1,000      2,160
         #*American Medical Systems Holdings, Inc.    268,775  7,928,862
         *American Shared Hospital Services             9,882     33,500
         *Amicus Therapeutics, Inc.                    20,652    148,694
         *AMN Healthcare Services, Inc.               141,058  1,217,331
         *Amsurg Corp.                                112,491  3,021,508
         *Anadys Pharmaceuticals, Inc.                 93,304    113,831
          Analogic Corp.                               48,168  2,777,849
         *Angeion Corp.                                   215      1,028
         *AngioDynamics, Inc.                          97,026  1,581,524
         *Anika Therapeutics, Inc.                     48,409    403,731
         *Animal Health International, Inc.             4,979     21,011
         #*Anthera Pharmaceuticals, Inc.                4,743     34,529
         *ARCA Biopharma, Inc.                         26,243     49,599
         #*Ardea Biosciences, Inc.                     21,888    620,525
         *Arena Pharmaceuticals, Inc.                 222,315    311,241
         #*Ariad Pharmaceuticals, Inc.                400,365  3,423,121
         *Arqule, Inc.                                161,687  1,141,510
         *Array BioPharma, Inc.                       138,045    426,559
          Arrhythmia Research Technology, Inc.         10,081     56,605
         #*ArthroCare Corp.                           100,216  3,540,631
         #*ARYx Therapeutics, Inc.                     52,655      1,685
         *Assisted Living Concepts, Inc.               39,228  1,414,562
         #*athenahealth, Inc.                          31,388  1,451,067
         *AtriCure, Inc.                               34,721    469,428
          Atrion Corp.                                  9,187  1,590,729
         #*AVANIR Pharmaceuticals, Inc.               223,170    975,253
         #*AVI BioPharma, Inc.                        100,780    181,404
         *Bioanalytical Systems, Inc.                   5,617     14,548
         *BioClinica, Inc.                             53,626    282,609
         #*BioCryst Pharmaceuticals, Inc.             100,800    391,608
         #*Biodel, Inc.                                74,692    165,069
         *BioMimetic Therapeutics, Inc.                17,427    234,742
         #*Bio-Reference Labs, Inc.                    69,148  1,743,221
         #*BioSante Pharmaceuticals, Inc.              59,495    138,623
         #*BioScrip, Inc.                             201,966    931,063
         #*BioSpecifics Technologies Corp.             12,129    294,128
         #*Biotime, Inc.                               11,882     84,481
         *Bovie Medical Corp.                          57,229    180,271
         #*BSD Medical Corp.                           69,146    284,190
         #*Cadence Pharmaceuticals, Inc.               41,512    352,022
         #*Caliper Life Sciences, Inc.                586,892  3,926,307
         *Cambrex Corp.                               105,227    553,494
          Cantel Medical Corp.                         63,004  1,633,694
         *Capital Senior Living Corp.                  97,483    903,667
         *Capstone Therapeutics Corp.                 102,663     28,848
         #*Caraco Pharmaceutical Laboratories, Ltd.    99,806    521,985
         #*Cardica, Inc.                               32,542    128,866
         *CardioNet, Inc.                              63,284    288,575
         *Cardiovascular Systems, Inc.                 20,212    235,268

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
                                                      Shares     Value+
                                                      ------     -----

         Health Care -- (Continued)
           *CAS Medical Systems, Inc.                    106 $      324
           *Catalyst Health Solutions, Inc.          120,256  7,162,447
           *Catalyst Pharmaceutical Partners, Inc.     6,701      7,371
           *Celera Corp.                             406,506  3,215,462
           #*Celldex Therapeutics, Inc.               92,153    392,572
           #*Celsion Corp.                            39,775    124,496
           *Centene Corp.                            187,906  6,807,834
           #*Cepheid, Inc.                            56,236  1,816,985
           #*Cerus Corp.                              95,640    283,094
           #Chemed Corp.                              85,777  5,972,653
           *Chindex International, Inc.                2,075     35,669
           #*Cleveland Biolabs, Inc.                   7,404     57,973
           #*Codexis, Inc.                            21,286    223,290
           *Columbia Laboratories, Inc.               18,100     63,169
           *CombiMatrix Corp.                          9,590     26,372
            Computer Programs & Systems, Inc.         32,105  1,887,453
           #*Conceptus, Inc.                         120,936  1,866,042
           *CONMED Corp.                             101,818  2,859,049
           *Continucare Corp.                        222,013  1,189,990
            Cooper Cos., Inc.                         84,125  6,300,962
           #*Corcept Therapeutics, Inc.               63,406    278,986
           *Cornerstone Therapeutics, Inc.             9,240     64,588
           *Corvel Corp.                              42,175  2,184,665
           *Cross Country Healthcare, Inc.           105,383    781,942
           *CryoLife, Inc.                            90,257    527,101
           #*Cubist Pharmaceuticals, Inc.            195,598  6,620,992
           #*Cumberland Pharmaceuticals, Inc.         10,880     54,835
           #*Curis, Inc.                             180,758    751,049
           *Cutera, Inc.                              48,021    424,506
           *Cyberonics, Inc.                         106,426  3,785,573
           #*Cyclacel Pharmaceuticals, Inc.           86,500    124,560
           *Cynosure, Inc. Class A                    33,723    496,740
           *Cytokinetics, Inc.                       186,725    278,220
           #*Cytori Therapeutics, Inc.                68,709    516,005
            Daxor Corp.                               15,561    156,077
           #*DepoMed, Inc.                           122,557  1,082,178
           #*DexCom, Inc.                             69,716  1,160,771
           *DGT Holdings Corp.                         1,700     16,405
           *Digirad Corp.                            127,011    386,113
           *Dionex Corp.                              56,512  6,688,195
           #*Discovery Laboratories, Inc.              1,415      2,809
           #*Durect Corp.                            197,102    735,190
           *DUSA Pharmaceuticals, Inc.                 4,975     24,328
           *Dyax Corp.                               298,133    596,266
           #*Dynacq Healthcare, Inc.                  25,997     49,914
           *Emdeon, Inc. Class A                      56,232    880,593
           *Emergent BioSolutions, Inc.              128,173  2,974,895
           #*Emeritus Corp.                          139,541  3,420,150
           *Encision, Inc.                             2,013      2,244
          .#*Endo Pharmaceuticals Solutions          132,809    146,090
           *Endologix, Inc.                           13,778    109,535
            Ensign Group, Inc.                        76,283  2,109,988
           *EnteroMedics, Inc.                         3,200      8,800
           *Entremed, Inc.                             9,289     44,959
           *Enzo Biochem, Inc.                       159,036    634,554
           #*Enzon Pharmaceuticals, Inc.             209,161  2,401,168
           *eResearch Technology, Inc.               155,808    990,939
           *Escalon Medical Corp.                      3,000      3,133
           #*Exact Sciences Corp.                     85,768    687,002
           *Exactech, Inc.                            45,224    809,962
           #*Exelixis, Inc.                          291,617  3,575,224

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
                                                          Shares     Value+
                                                          ------     -----

    Health Care -- (Continued)
      *Five Star Quality Care, Inc.                      129,035 $1,081,313
      .*Fresenius Kabi Pharmaceuticals Holding, Inc.       5,527         --
      *Furiex Pharmaceuticals, Inc.                        3,040     45,083
      .*Genaera Corp..................................     2,816         --
      #*Genomic Health, Inc.                              52,134  1,423,258
      *Gentiva Health Services, Inc.                     110,490  3,093,720
      *GenVec, Inc.                                       25,238    115,085
      #*Geron Corp.                                      176,506    847,229
      *Greatbatch, Inc.                                   84,020  2,274,421
      #*GTx, Inc.                                         78,641    335,011
      *Haemonetics Corp.                                  92,443  6,489,499
      #*Halozyme Therapeutics, Inc.                      157,626  1,045,060
      #*Hanger Orthopedic Group, Inc.                    141,198  3,836,350
      #*Hansen Medical, Inc.                              34,595    124,542
      *Harvard Bioscience, Inc.                          112,736    647,105
      *HealthSouth Corp.                                 259,002  6,638,221
      *HealthSpring, Inc.                                211,823  8,788,536
      *HealthStream, Inc.                                 77,010    764,709
      *Healthways, Inc.                                  107,797  1,823,925
      *Helicos BioSciences Corp.                          77,882      8,567
      #*Hemispherx Biopharma, Inc.                       157,500     78,750
      *Hi-Tech Pharmacal Co., Inc.                        45,660  1,262,956
      *HMS Holdings Corp.                                 86,328  6,794,877
      *Hooper Holmes, Inc.                             1,210,925    968,740
      #*iBio, Inc.                                        40,600    115,710
      *iCAD, Inc.                                          3,500      4,270
      *Icagen, Inc.                                       16,573     45,576
      #*ICU Medical, Inc.                                 47,986  2,164,648
      #*Idenix Pharmaceuticals, Inc.                     111,188    564,835
      #*Idera Pharmaceuticals, Inc.                       59,693    155,202
      *Immucor, Inc.                                     253,430  5,532,377
      #*ImmunoGen, Inc.                                   33,434    446,678
      #*Immunomedics, Inc.                               217,766    921,150
      *Impax Laboratories, Inc.                          237,560  6,504,393
      #*Incyte Corp.                                     172,297  3,184,049
      #*Infinity Pharmaceuticals, Inc.                   105,304    629,718
      *Inspire Pharmaceuticals, Inc.                     195,653    976,308
      #*Insulet Corp.                                     11,669    250,767
      *Integra LifeSciences Holdings Corp.               103,810  5,430,301
      *IntegraMed America, Inc.                           24,710    249,571
      #*InterMune, Inc.                                    8,972    400,510
       Invacare Corp.                                    114,920  3,780,868
      *IPC The Hospitalist Co.                            59,733  3,097,753
      *Iridex Corp.                                        3,616     14,717
      *IRIS International, Inc.                           62,365    586,231
      #*Isis Pharmaceuticals, Inc.                        11,515    108,011
      *ISTA Pharmaceuticals, Inc.                        117,094  1,200,214
      #*Jazz Pharmaceuticals, Inc.                       144,467  4,609,942
      *Kendle International, Inc.                         53,932    542,017
      #*Kensey Nash Corp.                                 32,482    803,280
       Kewaunee Scientific Corp.                          10,935    122,363
      *Kindred Healthcare, Inc.                          134,281  3,386,567
      #*K-V Pharmaceutical Co.                           129,025    507,068
      *K-V Pharmaceutical Co. Class B                     33,272    131,424
       Landauer, Inc.                                     29,206  1,757,325
      *Lannet Co., Inc.                                   95,091    548,675
      #*LCA-Vision, Inc.                                  69,236    466,651
       LeMaitre Vascular, Inc.                            44,251    302,677
      #*Lexicon Pharmaceuticals, Inc.                     21,680     36,422
      *LHC Group, Inc.                                    67,214  1,990,879
      *LifePoint Hospitals, Inc.                         133,450  5,552,854

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
                                                      Shares     Value+
                                                      ------     -----

        Health Care -- (Continued)
          *Ligand Pharmaceuticals, Inc. Class B       23,847 $  264,940
          *Luminex Corp.                              87,671  1,699,941
          #*Luna Innovations, Inc.                     6,456     12,654
          *Magellan Health Services, Inc.            130,809  6,804,684
          #*Mannkind Corp.                           124,281    541,865
          *MAP Pharmaceuticals, Inc.                   1,712     26,399
          #*Marina Biotech, Inc.                      12,233      7,220
          #Masimo Corp.                              206,195  7,173,524
          *Maxygen, Inc.                             166,071    856,926
          *MedAssets, Inc.                           178,878  2,865,626
          *MedCath Corp.                              72,515    979,678
          *Medical Action Industries, Inc.            70,875    616,612
          *Medical Staffing Network Holdings, Inc.   304,540        914
          *Medicines Co. (The)                       193,869  3,043,743
          #*MediciNova, Inc.                          20,229     52,393
          .*MediciNova, Inc. Convertible Shares        1,405        535
           Medicis Pharmaceutical Corp. Class A      212,145  7,522,662
          *Medidata Solutions, Inc.                   82,656  2,121,780
          #*Medivation, Inc.                           6,248    154,326
          *MedQuist Holdings, Inc.                    79,624    821,720
           MEDTOX Scientific, Inc.                    32,856    525,039
          *Merge Healthcare, Inc.                    196,554    969,011
          #Meridian Bioscience, Inc.                 136,406  3,370,592
          *Merit Medical Systems, Inc.                99,724  2,325,564
          #*Metropolitan Health Networks, Inc.       142,700    602,194
          *Micromet, Inc.                             74,680    504,837
          *Misonix, Inc.                              92,109    215,535
          *Molina Healthcare, Inc.                   109,477  4,707,511
          *MWI Veterinary Supply, Inc.                30,407  2,528,950
          *Myrexis, Inc.                              19,209     81,446
          *Myriad Genetics, Inc.                     307,114  6,584,524
          *Nabi Biopharmaceuticals                   162,223    937,649
          #*Nanosphere, Inc.                          95,298    283,035
          #National Healthcare Corp.                  32,624  1,515,711
           National Research Corp.                    30,203  1,075,529
          *Natus Medical, Inc.                       122,646  2,081,303
          *Neogen Corp.                               80,800  3,385,520
          #*Neuralstem, Inc.                          81,973    146,732
          *Neurocrine Biosciences, Inc.              458,842  3,528,495
          #*NeurogesX, Inc.                           41,957    142,234
          *Neurometrix, Inc.                          19,503      9,869
          #*Novabay Pharmaceuticals, Inc.              1,650      3,746
          *NovaMed, Inc.                              26,055    345,229
          #*Novavax, Inc.                            230,625    591,553
          *Novt Corp.                                     64     24,960
          *NPS Pharmaceuticals, Inc.                  69,753    723,339
          #*NuVasive, Inc.                           109,577  3,384,834
          *NxStage Medical, Inc.                      87,018  2,144,124
          *Obagi Medical Products, Inc.               64,942    833,206
          *Omnicell, Inc.                            121,964  1,875,806
          #*OncoGenex Pharmaceutical, Inc.            12,446    193,037
          #*Oncothyreon, Inc.                         58,382    264,470
          *Onyx Pharmaceuticals, Inc.                 25,900    973,063
          #*Opexa Therapeutics, Inc.                   1,600      2,880
          *Opko Health, Inc.                          60,408    240,424
          *OraSure Technologies, Inc.                161,755  1,425,062
          *Orchid Cellmark, Inc.                     203,675    568,253
          *Ore Pharmaceutical Holdings, Inc.          16,491      5,689
          #*Orexigen Therapeutics, Inc.              108,208    338,691
          *Orthofix International N.V.                 3,995    136,110
          #*Orthovita, Inc.                          225,458    543,354

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
                                                     Shares     Value+
                                                     ------     -----

          Health Care -- (Continued)
            #*Osiris Therapeutics, Inc.              66,678 $  472,747
             Owens & Minor, Inc.                     38,488  1,325,912
            *Pain Therapeutics, Inc.                157,799  1,500,668
            *Palomar Medical Technologies, Inc.      66,643  1,066,954
            *Par Pharmaceutical Cos., Inc.          131,073  4,514,154
            *Parexel International Corp.            200,032  5,552,888
            *PDI, Inc.                              126,989  1,100,995
            #PDL BioPharma, Inc.                    519,806  3,337,155
            *Pernix Therapeutics Holdings, Inc.      26,695    319,005
            *Pharmasset, Inc.                        46,776  4,746,361
            #*PharmAthene, Inc.                      15,119     56,545
            *PharMerica Corp.                       102,593  1,350,124
            *PHC, Inc.                               32,222     77,977
            *PhotoMedex, Inc.                         5,293     44,938
            #*Poniard Pharmaceuticals, Inc.          53,935     19,417
            #*Pozen, Inc.                            71,696    447,383
            #*Progenics Pharmaceuticals, Inc.       115,589    856,514
            *ProPhase Labs, Inc.                     16,582     18,240
            *Providence Service Corp.                63,679    938,628
            #*pSivida Corp.                          63,880    279,156
            #*PSS World Medical, Inc.               193,702  5,570,870
             Psychemedics Corp.                       7,201     78,131
            #Quality Systems, Inc.                   74,518  6,685,755
            #*Questcor Pharmaceuticals, Inc.        242,492  4,971,086
            #*Quidel Corp.                          102,073  1,354,509
            *RadNet, Inc.                            93,998    344,973
            *Raptor Pharmaceutical Corp.                213        701
            *Regeneration Technologies, Inc.        168,762    489,410
            *RehabCare Group, Inc.                   80,824  3,036,558
            *Repligen Corp.                         106,977    430,048
            #*Repros Therapeutics, Inc.               6,764     38,487
            *Rigel Pharmaceuticals, Inc.            176,643  1,609,218
            *Rochester Medical Corp.                 41,805    482,848
            #*Rockwell Medical Technologies, Inc.    36,234    372,123
            *Rural/Metro Corp.                       12,052    205,246
            *RXi Pharmaceuticals Corp.                   84         78
            #*Sangamo BioSciences, Inc.             103,297    741,672
            #*Santarus, Inc.                        199,586    620,712
            #*SciClone Pharmaceuticals, Inc.        172,090    758,917
            *Select Medical Holdings Corp.           48,625    433,735
            *SeraCare Life Sciences, Inc.            42,521    166,682
            *Skilled Healthcare Group, Inc.          74,780    906,334
            *Solta Medical, Inc.                    100,309    364,122
            #*Somaxon Pharmaceuticals, Inc.           5,100     13,770
            *SonoSite, Inc.                          48,957  1,698,808
             Span-American Medical System, Inc.      12,993    196,974
            *Spectranetics Corp.                     88,975    506,268
            #*Spectrum Pharmaceuticals, Inc.        105,550    949,950
            *SRI/Surgical Express, Inc.              16,178     71,992
            #*Staar Surgical Co.                     90,371    501,559
            #*StemCells, Inc.                       103,498     87,042
            #*Stereotaxis, Inc.                     120,600    469,134
             Steris Corp.                           134,975  4,864,499
            *Strategic Diagnostics, Inc.              1,950      4,660
            *Sucampo Pharmaceuticals, Inc.           67,275    301,392
            *Sun Healthcare Group, Inc.              77,183    909,988
            *SunLink Health Systems, Inc.            20,348     44,766
            #*Sunrise Senior Living, Inc.           199,800  2,073,924
            *SuperGen, Inc.                         223,133    604,690
            #*SurModics, Inc.                        53,975    829,056
            *Symmetry Medical, Inc.                 129,554  1,289,062

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
                                                  Shares       Value+
                                                  ------       -----

          Health Care -- (Continued)............
            *Synovis Life Technologies, Inc.....  38,781 $    790,745
            #*Synta Pharmaceuticals Corp........  95,711      580,966
            #*Targacept, Inc....................  27,240      658,663
            *Team Health Holdings, Inc..........  28,859      573,717
            #*Telik, Inc........................ 128,964      116,068
            *Theragenics Corp................... 580,970    1,132,892
            #*Theravance, Inc................... 113,013    3,136,111
            *Threshold Pharmaceuticals, Inc.....  10,400       21,528
            *TomoTherapy, Inc................... 239,001    1,094,625
            #*TranS1, Inc.......................  55,687      277,321
            *Transcend Services, Inc............  38,128      920,029
            *Transcept Pharmaceuticals, Inc.....  55,884      561,634
            *Trimeris, Inc......................  16,637       42,092
            *Triple-S Management Corp...........  69,078    1,446,493
             U.S. Physical Therapy, Inc.........  41,458    1,009,502
             Universal American Corp............ 273,398    6,315,494
            *Urologix, Inc...................... 131,715      104,713
            *Uroplasty, Inc.....................  13,042       89,468
             Utah Medical Products, Inc.........  16,563      460,783
            *Vanda Pharmaceuticals, Inc.........  13,481      108,522
            *Vascular Solutions, Inc............  65,900      842,202
            #*Vical, Inc........................ 159,091      598,182
            *Viropharma, Inc.................... 278,258    5,367,597
            #*Vision-Sciences, Inc..............   4,525       13,213
            *Vital Images, Inc..................  47,090      877,758
            *WellCare Health Plans, Inc......... 165,881    7,267,247
            #West Pharmaceutical Services, Inc.. 116,691    5,512,483
            *Wright Medical Group, Inc.......... 129,640    2,142,949
            #Young Innovations, Inc.............  21,282      660,168
            #*Zalicus, Inc......................  32,968      100,882
            *Zoll Medical Corp..................  79,592    4,511,275
                                                         ------------
          Total Health Care.....................          479,366,928
                                                         ------------

          Industrials -- (14.6%)................
            #*3D Systems Corp...................  84,502    3,525,423
             A.O. Smith Corp.................... 138,528    6,091,076
            *A.T. Cross Co......................  38,622      432,180
            #*A123 Systems, Inc................. 367,488    2,219,628
            #AAON, Inc..........................  58,820    1,932,237
            *AAR Corp........................... 150,737    3,925,191
             ABM Industries, Inc................ 196,231    4,772,338
            *Acacia Technologies Group.......... 179,983    7,399,101
            *ACCO Brands Corp................... 242,023    2,350,043
             Aceto Corp.........................  96,305      771,403
            *Active Power, Inc.................. 489,231    1,188,831
            #Actuant Corp. Class A.............. 273,540    7,593,470
            #Acuity Brands, Inc.................  20,907    1,229,332
            #*Advisory Board Co. (The)..........  58,261    2,721,954
            *AeroCentury Corp...................   2,989       36,107
            *Aerosonic Corp.....................   7,498       24,518
            #*Aerovironment, Inc................  78,863    2,259,425
            *Air Transport Services Group, Inc.. 226,554    1,853,212
             Aircastle, Ltd..................... 223,426    2,783,888
            #*AirTran Holdings, Inc............. 406,234    3,050,817
             Alamo Group, Inc...................  41,661    1,191,921
            *Alaska Air Group, Inc.............. 111,907    7,371,314
             Albany International Corp.......... 105,072    2,659,372
             Alexander & Baldwin, Inc........... 145,501    7,667,903
            #Allegiant Travel Co................  72,216    3,240,332
            *Allied Defense Group, Inc..........  62,974      214,112
            *Allied Motion Technologies, Inc....  12,558       88,283

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
                                                     Shares     Value+
                                                     ------     -----

         Industrials -- (Continued)................
           *Altra Holdings, Inc.................... 100,113 $2,541,869
           *Amerco, Inc............................  68,930  7,011,560
           *American Railcar Industries, Inc.......  84,870  2,404,367
           *American Reprographics Co.............. 152,569  1,365,493
            American Science & Engineering, Inc....  32,473  2,860,871
           #American Woodmark Corp.................  38,180    775,436
            Ameron International Corp..............  33,806  2,377,914
           #Ampco-Pittsburgh Corp..................  35,527    954,610
           *AMREP Corp.............................   7,250     71,775
           *APAC Customer Services, Inc............ 189,797  1,083,741
           #Apogee Enterprises, Inc................  98,255  1,403,081
           #*Applied Energetics, Inc...............   3,315      2,254
            Applied Industrial Technologies, Inc... 161,257  5,685,922
           #*Argan, Inc............................  25,291    237,735
            Arkansas Best Corp.....................  93,439  2,150,031
           *Arotech Corp...........................  34,540     41,448
           #Art's-Way Manufacturing Co., Inc.......     400      3,444
           #*Ascent Solar Technologies, Inc........ 112,275    180,763
           *Astec Industries, Inc..................  78,312  3,036,939
           #*Astronics Corp........................  36,235    942,110
           *Astronics Corp. Class B................   6,887    179,062
           *Astrotech Corp.........................   1,822      1,913
           *Atlas Air Worldwide Holdings, Inc...... 100,941  6,955,844
           *Avalon Holding Corp. Class A...........  43,236    125,601
           #*Avis Budget Group, Inc................ 411,404  7,800,220
           #AZZ, Inc...............................  41,559  1,819,453
           #Badger Meter, Inc......................  53,089  2,012,604
           *Baker (Michael) Corp...................  28,577    704,137
           *Baldwin Technology Co. Class A.........   3,200      5,504
           #Barnes Group, Inc...................... 199,574  4,937,461
            Barrett Business Services, Inc.........  30,438    490,661
           #*Beacon Roofing Supply, Inc............ 161,401  3,602,470
            Belden, Inc............................ 170,010  6,465,480
           *Blount International, Inc.............. 174,936  2,903,938
           *BlueLinx Holdings, Inc.................  50,412    182,491
           *BNS Holding, Inc.......................     201     44,120
            Brady Co. Class A...................... 171,975  6,485,177
           *Breeze-Eastern Corp....................  34,473    294,399
           #Briggs & Stratton Corp................. 184,793  4,359,267
            Brink's Co. (The)...................... 173,815  5,737,633
           #*Broadwind Energy, Inc................. 125,592    207,227
           *BTU International, Inc.................  21,626    246,320
           *Builders FirstSource, Inc.............. 100,412    266,092
           #*C&D Technologies, Inc.................   8,848     70,784
           *CAI International, Inc.................  69,690  1,753,400
            Cascade Corp...........................  39,452  1,806,902
           *Casella Waste Systems, Inc.............  91,174    616,336
           #*CBIZ, Inc............................. 196,795  1,442,507
            CDI Corp...............................  67,966  1,007,256
           #*CECO Environmental Corp...............  67,033    382,758
           *Celadon Group, Inc.....................  80,795  1,193,342
           *Cenveo, Inc............................ 155,174  1,005,528
           *Ceradyne, Inc..........................  88,762  4,159,387
           *Champion Industries, Inc...............   9,213     14,741
           *Chart Industries, Inc.................. 104,106  5,060,593
           #Chase Corp.............................  25,927    428,573
            Chicago Rivet & Machine Co.............   1,395     24,489
           #CIRCOR International, Inc..............  61,242  2,782,224
           #CLAROC, Inc............................ 111,600  5,043,204
           #*Clean Harbors, Inc....................  56,164  5,532,154
           *Coleman Cable, Inc.....................  15,736    157,675

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
                                                      Shares     Value+
                                                      ------     -----

        Industrials -- (Continued)..................
          *Colfax Corp.............................. 156,695 $3,423,786
          *Columbus McKinnon Corp...................  71,714  1,434,280
          *Comarco, Inc.............................  35,710     12,856
           Comfort Systems USA, Inc................. 136,831  1,670,707
          *Command Security Corp....................   3,850      6,545
          *Commercial Vehicle Group, Inc............ 188,113  3,246,830
          *Competitive Technologies, Inc............  27,004     47,257
           CompX International, Inc.................   7,809    109,716
          *Conrad Industries, Inc...................   6,900     93,150
          *Consolidated Graphics, Inc...............  41,590  2,335,278
          #Con-way, Inc............................. 174,252  6,781,888
           Corporate Executive Board Co............. 126,903  5,057,085
          *CoStar Group, Inc........................  76,600  5,210,332
           Courier Corp.............................  41,872    573,640
          *Covenant Transportation Group, Inc....... 178,876  1,706,477
          *CPI Aerostructures, Inc..................  23,436    325,995
          *CRA International, Inc...................  36,110  1,027,330
           Cubic Corp...............................  96,254  5,205,416
           Curtiss-Wright Corp...................... 166,590  5,539,118
          #Deluxe Corp.............................. 185,076  5,011,858
          *DigitalGlobe, Inc........................ 174,789  5,068,881
          #*Dollar Thrifty Automotive Group, Inc....  68,832  4,744,590
           Ducommun, Inc............................  38,282    870,916
          *DXP Enterprises, Inc.....................  49,904  1,309,980
          *Dycom Industries, Inc.................... 137,001  2,035,835
          #Dynamic Materials Corp...................  48,621  1,265,118
          #*Eagle Bulk Shipping, Inc................ 242,956    833,339
           Eastern Co...............................  21,012    399,228
           Ecology & Environment, Inc. Class A......   7,217    141,165
          *EMCOR Group, Inc......................... 219,443  6,796,150
           Encore Wire Corp.........................  80,008  2,233,023
          #*Ener1, Inc.............................. 293,127    741,611
          #*Energy Conversion Devices, Inc.......... 194,386    388,772
          #*Energy Recovery, Inc.................... 146,082    451,393
           EnergySolutions, Inc..................... 319,070  1,802,746
          #*EnerNOC, Inc............................  16,559    296,572
          *EnerSys.................................. 185,840  7,041,478
           Ennis, Inc...............................  87,366  1,631,997
          #*EnPro Industries, Inc...................  75,949  3,044,036
          *Environmental Tectonics Corp.............   7,400     21,386
          #ESCO Technologies, Inc...................  92,856  3,405,958
           Espey Manufacturing & Electronics Corp...   9,085    247,112
          *Esterline Technologies Corp..............  87,108  6,254,354
          #*Excel Maritime Carriers, Ltd............ 309,539  1,241,251
          *Exponent, Inc............................  50,093  2,149,491
          #*Express-1 Expedited Solutions, Inc......  55,852    131,811
           Federal Signal Corp...................... 241,128  1,627,614
          *First Aviation Services, Inc.............   6,000      4,920
          #*Flanders Corp...........................  63,897    233,224
          *Flow International Corp.................. 177,012    762,922
          #Forward Air Corp.........................  96,077  3,230,109
          *Franklin Covey Co........................ 121,017  1,115,777
          #Franklin Electric Co., Inc...............  83,071  3,747,333
          *Freightcar America, Inc..................  42,689  1,279,816
          *Frozen Food Express Industries........... 166,048    612,717
          #*FTI Consulting, Inc.....................  50,828  2,028,037
          *Fuel Tech, Inc...........................  87,116    706,511
          #*FuelCell Energy, Inc.................... 177,606    303,706
          *Furmanite Corp........................... 131,990  1,106,076
           G & K Services, Inc. Class A.............  66,564  2,203,268
          #GATX Corp................................ 171,356  7,243,218

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CONTINUED

                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
          #*Genco Shipping & Trading, Ltd............  82,767 $  694,415
          *Gencor Industries, Inc....................   5,005     38,038
          #*GenCorp, Inc............................. 205,100  1,339,303
          *Generac Holdings, Inc.....................  16,053    334,223
          #*General Cable Corp....................... 189,054  9,169,119
          #*Genesee & Wyoming, Inc................... 103,575  6,419,578
          *GEO Group, Inc. (The)..................... 234,296  6,251,017
          *GeoEye, Inc...............................  83,164  3,084,553
          *Gibraltar Industries, Inc................. 108,504  1,267,327
          *Global Power Equipment Group, Inc.........   3,663    103,553
          #Gorman-Rupp Co. (The).....................  57,976  2,345,129
          *GP Strategies Corp........................  66,806    874,491
           Graham Corp...............................  36,406    832,969
          #Granite Construction, Inc................. 139,695  3,796,910
           Great Lakes Dredge & Dock Corp............ 222,681  1,658,973
          *Greenbrier Cos., Inc......................  96,651  2,616,343
          *Griffon Corp.............................. 219,856  2,800,965
          *H&E Equipment Services, Inc............... 126,095  2,509,290
           Hardinge, Inc.............................  47,823    619,308
          #*Hawaiian Holdings, Inc................... 191,087  1,117,859
           Healthcare Services Group, Inc............ 142,898  2,537,868
          #Heartland Express, Inc.................... 335,584  5,788,824
          #HEICO Corp................................  62,812  3,025,050
           HEICO Corp. Class A.......................  88,441  3,144,971
           Heidrick & Struggles International, Inc...  60,275  1,410,435
          *Heritage-Crystal Clean, Inc...............   5,423     91,920
          #Herman Miller, Inc........................ 211,415  5,501,018
          *Hexcel Corp............................... 356,681  7,679,342
          *Hill International, Inc................... 134,116    679,968
          #HNI Corp.................................. 156,943  4,319,071
          #*Hoku Corp................................ 110,728    225,885
          #Horizon Lines, Inc........................ 152,415    269,775
          #Houston Wire & Cable Co...................  87,211  1,464,273
          *Hub Group, Inc. Class A................... 135,639  5,463,539
          *Hudson Highland Group, Inc................ 113,463    684,182
          *Hudson Technologies, Inc..................   3,900      7,332
          *Hurco Cos., Inc...........................  22,180    720,185
          *Huron Consulting Group, Inc...............  79,611  2,292,797
          *Huttig Building Products, Inc............. 250,328    225,295
          *ICF International, Inc....................  68,225  1,661,961
          *Identive Group, Inc.......................  55,682    192,660
          *II-VI, Inc................................ 114,405  6,618,329
          #*Innerworkings, Inc....................... 145,461  1,304,785
          *Innotrac Corp.............................  16,000     23,840
          *Innovative Solutions & Support, Inc.......  49,017    277,926
          #*Insituform Technologies, Inc............. 143,527  3,632,668
          #Insperity, Inc............................  98,466  2,982,535
           Insteel Industries, Inc...................  63,208    943,695
          *Integrated Electrical Services, Inc.......  31,883    107,765
          *Intelligent Systems Corp..................  34,437     65,775
           Interface, Inc. Class A................... 203,162  3,786,940
          *Interline Brands, Inc..................... 116,451  2,459,445
           International Shipholding Corp............  19,855    476,321
           Intersections, Inc........................  57,789    869,724
          #*JetBlue Airways Corp..................... 758,521  4,293,229
           John Bean Technologies Corp............... 102,968  2,080,983
          *JPS Industries, Inc.......................   8,700     43,500
          *Kadant, Inc...............................  40,397  1,246,247
           Kaman Corp. Class A.......................  96,046  3,572,911
          *KAR Auction Services, Inc.................  51,211    998,614
           Kaydon Corp............................... 114,290  4,423,023

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

       Industrials -- (Continued)...................
         *Kelly Services, Inc. Class A.............. 122,868 $ 2,348,007
         *Kelly Services, Inc. Class B..............     350       6,582
         *Key Technology, Inc.......................  20,454     380,649
         *Kforce, Inc............................... 142,256   2,226,306
          Kimball International, Inc. Class B....... 116,461     871,128
         #Knight Transportation, Inc................ 293,273   5,281,847
         #Knoll, Inc................................ 172,756   3,391,200
         #*Korn/Ferry International................. 195,612   4,051,125
         *Kratos Defense & Security Solutions, Inc..  84,417   1,153,980
          L.S. Starrett Co. Class A.................  20,990     287,773
         *LaBarge, Inc..............................  54,982   1,052,355
         *Ladish Co., Inc...........................  50,237   2,848,438
          Lawson Products, Inc......................  35,360     778,981
         *Layne Christensen Co......................  70,421   2,095,729
          LB Foster Co. Class A.....................  41,336   1,759,260
         *LECG Corp.................................  78,299       5,794
         #Lindsay Corp..............................  39,247   2,877,590
         *LMI Aerospace, Inc........................  41,126     824,576
          LSI Industries, Inc.......................  86,938     720,716
         *Lydall, Inc...............................  64,741     631,225
         *M&F Worldwide Corp........................  60,008   1,505,601
         *Magnetek, Inc............................. 422,947     896,648
         *Manitex International, Inc................   6,890      40,720
         #Manitowoc Co., Inc. (The)................. 459,749  10,201,830
          Marten Transport, Ltd.....................  73,782   1,649,766
         *MasTec, Inc............................... 283,281   6,424,813
          McGrath Rentcorp..........................  86,454   2,454,429
         #*Meritor, Inc............................. 313,893   5,402,099
         #*Metalico, Inc............................ 173,085   1,097,359
          Met-Pro Corp..............................  51,331     610,326
         *MFRI, Inc.................................  19,605     202,912
         #*Microvision, Inc......................... 203,179     316,959
         *Middleby Corp.............................  67,888   6,087,517
          Miller Industries, Inc....................  41,521     656,862
         #Mine Safety Appliances Co................. 131,445   5,215,738
         #*Mistras Group, Inc.......................  53,511     980,322
         *Mobile Mini, Inc.......................... 132,441   3,299,105
         *Monster Worldwide, Inc.................... 165,841   2,721,451
         *Moog, Inc................................. 143,245   6,319,969
         #*Moog, Inc. Class B.......................  10,499     464,161
          Mueller Industries, Inc................... 139,994   5,476,565
          Mueller Water Products, Inc............... 542,980   2,389,112
         #Multi-Color Corp..........................  46,242     955,360
         *MYR Group, Inc............................  72,246   1,801,093
          NACCO Industries, Inc. Class A............  21,539   2,266,549
         *National Patent Development Corp..........  13,860      21,622
         #National Presto Industries, Inc...........  18,845   2,092,360
          National Technical Systems, Inc...........  27,735     206,348
         *Navigant Consulting, Inc.................. 145,200   1,691,580
        .#*NIVS IntelliMedia Technology Group, Inc..  92,784     205,043
         *NN, Inc...................................  59,552   1,043,947
         *Northwest Pipe Co.........................  32,766     788,350
         #*Ocean Power Technologies, Inc............  34,570     168,356
         #*Odyssey Marine Exploration, Inc.......... 133,967     533,189
         *Old Dominion Freight Line, Inc............ 201,306   7,532,871
         *Omega Flex, Inc...........................  28,073     396,110
         *On Assignment, Inc........................ 132,301   1,451,342
         *Orbit International Corp..................   1,977       7,078
         *Orbital Sciences Corp..................... 214,519   4,039,393
         *Orion Energy Systems, Inc.................  57,567     211,271
         #*Orion Marine Group, Inc..................  71,633     739,969

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CONTINUED

                                                    Shares     Value+
                                                    ------     -----

          Industrials -- (Continued)..............
            *P.A.M. Transportation Services, Inc..  34,128 $  388,035
            #*Pacer International, Inc............ 108,294    648,681
            *Paragon Technologies, Inc............   2,950      6,785
            *Park-Ohio Holdings Corp..............  43,254    922,175
            *Patrick Industries, Inc..............  12,641     30,086
            *Patriot Transportation Holding, Inc..  40,692  1,025,845
            *PGT, Inc............................. 103,511    256,707
            *Pike Electric Corp................... 104,680  1,063,549
            *Pinnacle Airlines Corp...............  65,300    355,885
            #*Plug Power, Inc..................... 712,637    406,203
            #*PMFG, Inc...........................  38,887    891,290
            *Point Blank Solutions, Inc...........  68,285     44,385
            *Polypore International, Inc.......... 120,111  7,419,256
            *Powell Industries, Inc...............  40,979  1,619,490
            *PowerSecure International, Inc.......  76,400    599,740
             Preformed Line Products Co...........  23,031  1,654,777
            #*PRGX Global, Inc....................  83,057    651,167
             Primoris Services Corp...............  23,613    278,161
             Providence & Worcester Railroad Co...   5,411     86,522
            #*Quality Distribution, Inc...........  85,270  1,014,713
             Quanex Building Products Corp........ 140,048  2,935,406
            *RailAmerica, Inc..................... 166,747  2,838,034
             Raven Industries, Inc................  63,686  3,461,971
            *RBC Bearings, Inc....................  76,887  3,018,584
            *RCM Technologies, Inc................ 155,873    880,682
            #*Real Goods Solar, Inc...............   1,860      4,817
            #*Republic Airways Holdings, Inc...... 169,866    916,427
            #Resources Connection, Inc............ 209,836  3,103,474
             Robbins & Myers, Inc................. 160,411  6,973,066
            #*RSC Holdings, Inc................... 233,185  3,071,046
            *Rush Enterprises, Inc. Class A.......  98,572  2,076,912
            *Rush Enterprises, Inc. Class B.......  40,331    746,124
            *Saia, Inc............................  56,541    938,581
            #*SatCon Technology Corp.............. 101,496    324,787
            *Sauer-Danfoss, Inc................... 130,532  7,705,304
             Schawk, Inc..........................  86,939  1,639,670
            *School Specialty, Inc................  67,783  1,003,866
            *Schuff International, Inc............   6,700     92,058
             Seaboard Corp........................   1,852  4,420,724
             Servidyne, Inc.......................     346        855
            *Servotronics, Inc....................   1,500     13,748
            *SFN Group, Inc....................... 186,396  1,962,750
             SIFCO Industries, Inc................  12,405    204,434
            #Simpson Manufacturing Co., Inc....... 182,928  5,107,350
             SkyWest, Inc......................... 196,221  3,243,533
            *SL Industries, Inc...................  10,523    222,772
             SmartPros, Ltd.......................  10,300     22,608
            *Sparton Corp.........................  36,020    293,203
            *Spherix, Inc.........................  37,595     11,316
            *Spire Corp...........................  24,150     95,634
            *Standard Parking Corp................  55,661    973,511
            #Standard Register Co.................  74,553    256,462
             Standex International Corp...........  43,150  1,577,564
            #Steelcase, Inc. Class A.............. 312,224  3,606,187
            *Sterling Construction Co., Inc.......  53,364    799,926
            #Sun Hydraulics, Inc..................  59,665  2,773,826
            #*SunPower Corp. Class B.............. 147,106  3,143,655
             Superior Uniform Group, Inc..........  11,185    125,999
            *Supreme Industries, Inc.............. 114,945    295,409
            #*SYKES Enterprises, Inc.............. 164,802  3,300,984
            *Sypris Solutions, Inc................ 303,843  1,525,292

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CONTINUED

                                                    Shares     Value+
                                                    ------     -----

          Industrials -- (Continued)..............
            #TAL International Group, Inc......... 116,839 $4,212,046
            #*Taser International, Inc............ 211,948    945,288
            *Team, Inc............................  70,547  1,760,148
            *TeamStaff, Inc.......................   1,953      1,422
            #*Tech/Ops Sevcon, Inc................   8,183     58,427
             Technology Research Corp.............  84,852    608,389
            *Tecumseh Products Co. Class A........  38,892    398,254
            *Tecumseh Products Co. Class B........   4,297     42,884
            *Teledyne Technologies, Inc........... 127,304  6,427,579
            *Tel-Instrument Electronics Corp......   8,800     71,104
             Tennant Co...........................  67,846  2,783,043
            *Tetra Tech, Inc...................... 227,286  5,368,495
            #Textainer Group Holdings, Ltd........ 168,233  5,965,542
            #Titan International, Inc............. 138,584  4,280,860
            #*Titan Machinery, Inc................  62,623  1,970,120
             Toro Co..............................  96,581  6,558,816
            #*Track Data Corp.....................     393     40,186
            *Trailer Bridge, Inc..................  15,503     39,068
            *Transcat, Inc........................   5,900     59,295
            *TRC Cos., Inc........................ 381,979  1,909,895
             Tredegar Industries, Inc.............  86,991  1,903,363
            #*Trex Co., Inc.......................  43,766  1,404,013
            *TriMas Corp.......................... 127,478  2,958,764
            #Trinity Industries, Inc.............. 206,100  7,460,820
            #Triumph Group, Inc...................  44,280  3,813,394
            *TrueBlue, Inc........................ 162,110  2,282,509
            *Tufco Technologies, Inc..............   4,700     15,322
             Tutor Perini Corp.................... 170,665  4,549,929
             Twin Disc, Inc.......................  42,764  1,456,969
            *U.S. Home Systems, Inc...............  13,283     68,407
            *Ultralife Corp.......................  63,736    280,438
             UniFirst Corp........................  51,974  2,690,174
            *United Capital Corp..................  28,013    763,354
            #*United Rentals, Inc................. 187,603  5,519,280
             United Stationers, Inc...............  85,671  6,173,452
             Universal Forest Products, Inc.......  72,537  2,342,220
            *Universal Power Group, Inc...........   9,833     39,627
            *Universal Security Instruments, Inc..     979      7,450
            *Universal Truckload Services, Inc....  43,894    695,281
            #*UQM Technologies, Inc............... 126,810    353,800
            #*US Airways Group, Inc............... 565,319  5,138,750
            #US Ecology, Inc......................  65,875  1,209,465
            *USA Truck, Inc.......................  30,520    379,974
            #*USG Corp............................ 360,085  5,552,511
            #UTi Worldwide, Inc................... 308,390  6,911,020
            #*Valence Technology, Inc.............  19,099     25,975
            *Valpey Fisher Corp...................   8,710     27,175
            *Versar, Inc..........................  29,082     88,700
             Viad Corp............................  69,882  1,733,772
            #Vicor Corp........................... 105,387  1,761,017
             Virco Manufacturing Corp.............  31,531     96,485
            *Vishay Precision Group, Inc..........  29,487    486,536
            *Volt Information Sciences, Inc....... 127,547  1,371,130
             VSE Corp.............................  11,566    326,046
            *Wabash National Corp................. 254,469  2,806,793
            #Watsco, Inc. Class A.................  64,000  4,536,960
             Watsco, Inc. Class B.................  12,822    909,977
             Watts Water Technologies, Inc........ 104,731  4,053,090
            *WCA Waste Corp.......................  53,626    320,147
            #Werner Enterprises, Inc.............. 254,515  6,660,658
            #*WESCO International, Inc............  98,371  6,094,083

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CONTINUED

                                                      Shares       Value+
                                                      ------       -----

       Industrials -- (Continued)...................
         *Willdan Group, Inc........................   7,258 $     31,645
         *Willis Lease Finance Corp.................  26,924      355,128
          WSI Industries, Inc.......................   1,900        9,823
         #*YRC Worldwide, Inc.......................  18,014       35,668
                                                             ------------
       Total Industrials............................          825,507,969
                                                             ------------

       Information Technology -- (17.1%)............
         *Accelrys, Inc............................. 208,969    1,581,895
         #*ACI Worldwide, Inc....................... 122,344    4,042,246
         #*Acme Packet, Inc......................... 161,675   13,355,972
         *Acorn Energy, Inc.........................  35,287      142,912
         *Actuate Corp.............................. 167,852      978,577
         *Acxiom Corp............................... 295,827    4,307,241
         *ADDvantage Technologies Group, Inc........   6,085       18,924
         *Adept Technology, Inc.....................  18,043       67,842
         *ADPT Corp................................. 348,189      995,821
         *Advanced Analogic Technologies, Inc....... 148,959      634,565
         #*Advanced Energy Industries, Inc.......... 156,402    2,213,088
         *Advanced Photonix, Inc....................   5,345        8,819
         #*Advent Software, Inc..................... 188,405    5,130,268
         *Aehr Test Systems.........................  12,500       18,250
         *Aetrium, Inc..............................   7,219       12,633
         *Agilysys, Inc............................. 116,433      607,780
          American Software, Inc. Class A...........  82,880      644,806
         #*Amkor Technology, Inc.................... 698,406    4,679,320
         #*Amtech Systems, Inc......................  37,570      859,602
         *Anadigics, Inc............................ 251,557      983,588
         *Analysts International Corp...............  64,790      282,484
         *Anaren, Inc...............................  56,858      943,274
         #*Ancestry.com, Inc........................ 163,751    7,483,421
          Anixter International, Inc................  94,283    7,084,425
         #*Applied Micro Circuits Corp.............. 233,122    2,443,119
         *Ariba, Inc................................ 262,753    9,135,922
         *Arris Group, Inc.......................... 458,878    5,506,536
         #*Aruba Networks, Inc...................... 263,829    9,479,376
         *Aspen Technology, Inc..................... 157,954    2,367,730
         *Astea International, Inc..................   2,800       14,868
          Astro-Med, Inc............................  14,668      114,264
         #*ATMI, Inc................................ 114,435    2,278,401
         *ATS Corp..................................   2,694       12,662
         *AuthenTec, Inc............................ 110,382      321,212
         #*Authentidate Holding Corp................  97,600      110,288
          *Autobytel, Inc........................... 758,307    1,099,545
         *Aviat Networks, Inc....................... 224,004    1,146,900
         *Avid Technology, Inc...................... 136,485    2,535,891
         *Aware, Inc................................  37,212      125,777
         *Axcelis Technologies, Inc................. 398,072      744,395
         *AXT, Inc.................................. 194,435    1,359,101
          Bel Fuse, Inc. Class A....................   8,710      200,330
          Bel Fuse, Inc. Class B....................  32,395      652,111
         *Benchmark Electronics, Inc................ 109,971    1,858,510
         *BigBand Networks, Inc..................... 162,903      417,032
         *Bitstream, Inc............................   7,200       44,712
          Black Box Corp............................  63,995    2,235,985
         #Blackbaud, Inc............................ 160,216    4,431,575
         #*Blackboard, Inc.......................... 134,002    6,446,836
         *Blonder Tongue Laboratories, Inc..........  22,536       50,706
         *Blue Coat Systems, Inc.................... 172,704    4,973,875
          Bogen Communications International, Inc...  11,900       31,535
         *Bottomline Technologies, Inc.............. 119,175    3,310,682
         *Brightpoint, Inc.......................... 256,307    2,593,827

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CONTINUED

                                                    Shares     Value+
                                                    ------     -----

           Information Technology -- (Continued)
             *BroadVision, Inc.                      5,023 $   67,459
             *Brooks Automation, Inc.              234,973  2,873,720
             *Bsquare Corp.                         37,668    267,819
             #*Cabot Microelectronics Corp.         86,852  4,242,720
             *CACI International, Inc.             112,011  6,844,992
             *Cadence Design Systems, Inc.         121,687  1,263,111
             *CalAmp Corp.                         457,346  1,458,934
             *Calix, Inc.                           25,736    562,589
             *Callidus Software, Inc.               76,856    531,075
             *Cardtronics, Inc.                    154,219  3,277,154
             *Cascade Microtech, Inc.               52,031    342,884
             #Cass Information Systems, Inc.        26,470  1,056,682
             *CEVA, Inc.                            73,463  2,246,499
             *Checkpoint Systems, Inc.             141,887  2,988,140
             *China Information Technology, Inc.   149,714    392,251
             *Chyron International Corp.             1,822      3,772
             *Ciber, Inc.                          255,504  1,461,483
             #*Ciena Corp.                           1,116     31,516
             *Cirrus Logic, Inc.                   243,609  4,034,165
             *Clearfield, Inc.                      87,411    514,851
             #Cognex Corp.                         148,362  4,640,763
             *Cogo Group, Inc.                     122,030  1,001,866
             *Coherent, Inc.                        94,463  5,904,882
              Cohu, Inc.                            86,441  1,245,615
            .#*Commerce One LLC                     45,000         --
              Communications Systems, Inc.          31,398    499,228
             *CommVault Systems, Inc.              156,926  6,181,315
             *Computer Task Group, Inc.             65,358    970,566
             *comScore, Inc.                        99,990  2,980,702
              Comtech Telecommunications Corp.     101,551  2,873,893
             #*Comverge, Inc.                       55,593    214,589
             *Concurrent Computer Corp.             26,320    156,078
             #*Constant Contact, Inc.               24,911    690,284
             *Convergys Corp.                      454,764  6,594,078
             #*Cray, Inc.                          127,996    860,133
             *CSG Systems International, Inc.      127,614  2,710,521
             *CSP, Inc.                              8,385     39,913
              CTS Corp.                            119,684  1,315,327
             *CVD Equipment Corp.                   11,029    124,407
             *CyberOptics Corp.                     14,954    148,792
             #*Cymer, Inc.                         124,553  5,992,245
             #Daktronics, Inc.                     146,956  1,576,838
             *Data I/O Corp.                         7,300     45,187
             *Datalink Corp.                        60,096    478,965
             *Dataram Corp.                         75,582    144,362
             *DataTRAK International, Inc.           2,915      1,982
             *Datawatch Corp.                        3,832     20,118
              DDi Corp.                             94,170    904,974
             #*DealerTrack Holdings, Inc.          142,476  3,200,011
             *Deltek, Inc.                         130,663    979,972
             #*DemandTec, Inc.                      58,006    642,126
             *DG FastChannel, Inc.                  99,980  3,658,268
             *Dice Holdings, Inc.                  319,838  5,862,631
             *Digi International, Inc.              90,462  1,068,356
             *Digimarc Corp.                        24,607    664,143
             *Digital Angel Corp.                   21,399      6,741
             #*Digital River, Inc.                 140,198  4,562,043
             #*Diodes, Inc.                        161,288  5,519,275
             *Ditech Networks, Inc.                 98,647    134,160
             #*Document Security Systems, Inc.      31,485    101,697
             *Dot Hill Systems Corp.               736,220  2,171,849

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
                                                        Shares     Value+
                                                        ------     -----

       Information Technology -- (Continued)..........
         *DSP Group, Inc.............................. 100,273 $  810,206
         *DTS, Inc....................................  63,428  2,794,638
         *Dynamics Research Corp......................  99,797  1,482,983
         #Earthlink, Inc.............................. 357,415  2,937,951
         *Easylink Services International Corp........   3,800     15,846
         #*Ebix, Inc.................................. 133,147  3,042,409
         #*Echelon Corp...............................  66,147    629,058
         #*Echo Global Logistics, Inc.................     419      5,828
         *EchoStar Corp...............................  64,565  2,394,070
         #*EDGAR Online, Inc..........................  21,300     28,755
         *Edgewater Technology, Inc...................  46,668    152,604
         *Elecsys Corp................................  10,567     53,786
          Electro Rent Corp...........................  85,370  1,344,578
         *Electronics for Imaging, Inc................ 170,423  3,060,797
         *eLoyalty Corp...............................  24,388    168,765
         *eMagin Corp.................................  31,528    253,800
         #*EMCORE Corp................................ 299,607    781,974
         *EMS Technologies, Inc.......................  55,205  1,394,478
         #*Emulex Corp................................ 335,452  3,250,530
         *EndWave Corp................................  25,203     60,739
         *Entegris, Inc............................... 505,671  4,363,941
         *Entorian Technologies, Inc..................  10,595     42,380
         #*Entropic Communications, Inc............... 204,817  1,794,197
         *Epicor Software Corp........................ 231,096  2,888,700
          EPIQ Systems, Inc........................... 126,728  1,803,339
         *ePlus, Inc..................................  19,469    538,318
         *Euronet Worldwide, Inc...................... 190,381  3,569,644
         #*Evergreen Solar, Inc.......................  17,300     25,085
          Evolving Systems, Inc.......................   5,500     43,285
         *Exar Corp................................... 156,772    957,877
         *ExlService Holdings, Inc.................... 105,276  2,181,319
         *Extreme Networks............................ 329,234  1,030,502
         #Fair Isaac Corp............................. 137,284  4,102,046
         *Fairchild Semiconductor International, Inc.. 398,681  8,360,341
         #*FalconStor Software, Inc................... 146,174    622,701
         *Faro Technologies, Inc......................  58,712  2,534,597
         *FEI Co...................................... 141,406  4,590,039
         *FormFactor, Inc............................. 182,543  1,892,971
          Forrester Research, Inc.....................  80,939  3,197,900
         *Frequency Electronics, Inc..................  50,409    518,205
         *FSI International, Inc...................... 136,071    625,927
         *Gerber Scientific, Inc...................... 169,522  1,620,630
         *Giga-Tronics, Inc...........................   3,942     10,919
         *GigOptix, Inc...............................   7,585     20,707
         *Global Cash Access, Inc..................... 227,205    749,776
         *Globalscape, Inc............................  11,073     29,454
         *Globecomm Systems, Inc......................  77,011  1,102,798
         #*Glu Mobile, Inc............................   6,246     24,797
         *GSE Systems, Inc............................  48,915    108,591
         #*GSI Commerce, Inc.......................... 115,185  3,371,465
         *GSI Technology, Inc......................... 103,342    920,777
         #*GT Solar International, Inc................ 528,265  5,900,720
         *GTSI Corp...................................  87,477    405,893
         *Guidance Software, Inc......................  53,551    427,872
         *Hackett Group, Inc.......................... 143,539    622,959
         *Harmonic, Inc............................... 414,186  3,429,460
         #*Hauppauge Digital, Inc.....................  33,777     71,607
          Heartland Payment Systems, Inc..............  78,415  1,565,163
         .*Here Media, Inc............................  22,918         --
         .*Here Media, Inc. Special Shares............  22,918         --
         #*Hittite Microwave Corp.....................  97,425  6,273,196

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
                                                   Shares      Value+
                                                   ------      -----

          Information Technology -- (Continued)..
            #*HSW International, Inc.                 436 $     1,914
            *Hutchinson Technology, Inc.           84,052     224,419
            *Hypercom Corp.                       918,056  10,989,130
            *I.D. Systems, Inc.                     9,787      43,846
            *IEC Electronics Corp.                 33,672     291,600
             iGATE Corp.......................... 196,908   3,339,560
            #*iGo, Inc.                           111,887     330,067
            #*Ikanos Communications, Inc.         245,090     308,813
            *Imation Corp.                        130,569   1,340,944
             Imergent, Inc.                        24,597     164,800
            #*Immersion Corp.                      93,223     674,935
            #*Infinera Corp.                      360,868   2,821,988
            *InfoSpace, Inc.                      186,117   1,675,053
            *Innodata Isogen, Inc.                 73,606     190,640
            *Insight Enterprises, Inc.            162,931   2,795,896
            *InsWeb Corp.                           1,533      12,371
            *Integral Systems, Inc.                64,702     808,128
            *Integrated Device Technology, Inc.   543,242   4,419,274
            *Integrated Silicon Solution, Inc.    149,581   1,444,952
            #*Intellicheck Mobilisa, Inc.          64,234      66,161
            *Interactive Intelligence, Inc.        66,724   2,496,812
            #InterDigital, Inc.                   141,837   6,565,635
            #*Intermec, Inc.                      213,352   2,449,281
            *Internap Network Services Corp.      192,020   1,553,442
            *International Rectifier Corp.        225,033   7,777,140
           #*Internet Media Services, Inc........  12,978       2,855
            *Interphase Corp.                      11,420      61,782
            #Intersil Corp. Class A               436,760   6,450,945
            #*Intest Corp.                         45,877     182,132
            *Intevac, Inc.                         82,779   1,012,387
            *IntriCon Corp.                        18,306      86,038
            *Inuvo, Inc.                            1,558       3,864
            *INX, Inc.                              6,609      42,958
            *iPass, Inc.                          525,197     730,024
            #*IPG Photonics Corp.                 204,333  14,192,970
            *Iteris, Inc.                          19,424      26,805
            #*Ixia.                               164,537   2,688,535
            *IXYS Corp.                           113,826   1,805,280
            #*j2 Global Communications, Inc.      160,643   4,732,543
            *Jaco Electronics, Inc.                27,326       9,031
            *JDA Software Group, Inc.             155,364   5,091,278
            *Kemet Corp.                          112,705   1,772,850
            #*Kenexa Corp.                         79,976   2,352,894
            *Key Tronic Corp.                      33,429     176,171
             Keynote Systems, Inc.                 55,368   1,181,553
            #*KIT Digital, Inc.                    96,315   1,108,586
            *Knot, Inc. (The)                     127,139   1,298,089
            #*Kopin Corp.                         234,313   1,127,046
            *Kulicke & Soffa Industries, Inc.     262,644   2,379,555
            #*KVH Industries, Inc.                 48,397     634,001
            #*L-1 Identity Solutions, Inc.        259,991   3,049,694
            *Lantronix, Inc.                        2,333       9,285
            *Lattice Semiconductor Corp.          502,283   3,410,502
            *Lawson Software, Inc.                571,157   6,322,708
            *LeCroy Corp.                         214,992   2,807,796
            *LGL Group, Inc.                        7,403     102,161
            #*LightPath Technologies, Inc.          1,850       3,052
            *Limelight Networks, Inc.             391,077   2,491,160
            *Lionbridge Technologies, Inc.        188,502     635,252
            *Liquidity Services, Inc.              95,191   1,851,465
            #Littlefuse, Inc.                      81,782   5,087,658

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
                                                     Shares     Value+
                                                     ------     -----

         Information Technology -- (Continued).....
           *Logic Devices, Inc.                       6,400 $    4,800
           #*LogMeIn, Inc.                           86,150  3,710,480
           *LoJack Corp.                             94,216    431,509
           *LookSmart, Ltd.                           2,267      4,398
           *LoopNet, Inc.                           131,284  2,439,257
           *Loral Space & Communications, Inc.      128,378  8,973,622
           #*LTX-Credence Corp.                     340,726  2,954,094
           *Mace Security International, Inc.        29,525      8,858
           *Magma Design Automation, Inc.           138,126    878,481
           *Management Network Group, Inc.           44,954    101,146
           *Manhattan Associates, Inc.               81,070  2,930,680
           #*ManTech International Corp. Class A     83,602  3,669,292
            Marchex, Inc.                            91,389    645,206
           *Mastech Holdings, Inc.                      287      1,114
           *Mattson Technology, Inc.                155,218    360,106
            Maximus, Inc.                            61,800  4,943,382
           #*Maxwell Technologies, Inc.              29,106    518,960
           *Measurement Specialties, Inc.            53,233  1,851,444
           *MEMSIC, Inc.                             10,913     38,086
           *Mentor Graphics Corp.                   420,738  6,205,886
           #*Mercury Computer Systems, Inc.         241,089  4,655,429
            Mesa Laboratories, Inc.                  14,649    453,533
            Methode Electronics, Inc.               135,947  1,680,305
           #Micrel, Inc.                            223,042  2,857,168
           *Microsemi Corp.                         300,149  7,083,516
           *MicroStrategy, Inc.                      27,961  3,950,889
           #*Mindspeed Technologies, Inc.           117,120  1,056,422
           #*MIPS Technologies, Inc.                188,080  1,564,826
            MKS Instruments, Inc.                   186,236  5,285,378
            Mocon, Inc.                              23,101    334,733
            ModusLink Global Solutions, Inc.        164,876    863,950
           #*MoneyGram International, Inc.          301,005  1,191,980
           #*Monolithic Power Systems, Inc.          97,219  1,650,779
           *Monotype Imaging Holdings, Inc.         129,144  1,756,358
           #*MoSys, Inc.                             98,176    607,709
           #*Move, Inc.                             436,669  1,043,639
           *MRV Communications, Inc.                739,416  1,131,306
           #MTS Systems Corp.                        54,922  2,431,397
           *Multi-Fineline Electronix, Inc.          83,731  2,229,757
           *Nanometrics, Inc.                       185,321  2,996,641
           *NAPCO Security Technologies, Inc.         9,511     20,924
           *NCI, Inc. Class A                        28,146    692,673
           #*NETGEAR, Inc.                          132,636  5,537,553
           #*NetList, Inc.                           82,621    195,812
           #*NetLogic Microsystems, Inc.             16,298    702,933
           *NetScout Systems, Inc.                  155,843  3,988,022
           #*NetSuite, Inc.                          96,551  3,341,630
           *Network Engines, Inc.                   131,893    234,770
           #*Network Equipment Technologies, Inc.   101,650    342,560
           *NeuStar, Inc.                           205,792  5,533,747
           *Newport Corp.                           132,794  2,487,232
           *Newtek Business Services, Inc.          157,795    228,803
           *Nextwave Wireless, Inc.                  11,725      4,866
            NIC, Inc.                               188,136  2,418,488
           *Novatel Wireless, Inc.                  107,583    667,015
           *NumereX Corp. Class A                    49,959    486,601
           #*Oclaro, Inc.                           147,188  1,650,713
           #*OmniVision Technologies, Inc.          199,720  6,710,592
           *Omtool, Ltd.                              3,470     11,191
           *Online Resources Corp.                  140,796    537,841
           #*Onvia, Inc.                              2,306      9,639

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
                                                       Shares     Value+
                                                       ------     -----

        Information Technology -- (Continued)......
          #*OpenTable, Inc.........................    63,694 $7,088,505
          #*Openwave Systems, Inc..................   687,710  1,444,191
          *Oplink Communications, Inc..............    72,332  1,432,174
           OPNET Technologies, Inc.................    79,866  3,127,553
          *Opnext, Inc.............................   256,613    605,607
           OPTi, Inc...............................    11,000     22,000
           Optical Cable Corp......................    21,992     98,744
          *Orbcomm, Inc............................   101,516    314,700
          *OSI Systems, Inc........................    69,715  2,676,359
          #*Overland Storage, Inc..................    66,392    152,702
          *PAR Technology Corp.....................    36,625    155,290
          #Park Electrochemical Corp...............    73,696  2,356,061
          #*ParkerVision, Inc......................    76,939     48,649
          *PC Connection, Inc......................    53,019    470,809
          *PC Mall, Inc............................    44,224    432,068
          *PC-Tel, Inc.............................    61,900    451,870
          *PDF Solutions, Inc......................    80,013    505,682
          #Pegasystems, Inc........................     1,770     65,720
          *Perceptron, Inc.........................    19,862    124,336
          #*Perficient, Inc........................   109,554  1,368,329
          *Performance Technologies, Inc...........    40,315     87,484
          *Pericom Semiconductor Corp..............    86,463    785,949
          *Pervasive Software, Inc.................    49,662    337,702
          #*PFSweb, Inc............................     6,817     41,243
          *Photronics, Inc.........................   195,349  1,705,397
          *Pixelworks, Inc.........................    47,038    131,706
          *Planar Systems, Inc.....................   299,070    744,684
           Plantronics, Inc........................   176,282  6,534,774
          #*Plexus Corp............................   133,286  4,863,606
          #*PLX Technology, Inc....................    89,982    308,638
          *PMC-Sierra, Inc.........................   513,707  4,119,930
          #Power Integrations, Inc.................    97,396  3,928,955
          #*Power-One, Inc.........................   373,347  3,083,846
          *Powerwave Technologies, Inc.............   852,368  3,895,322
          #*Presstek, Inc..........................   102,858    187,202
          .*Price Communications Liquidation Trust.   159,870         --
          *Procera Networks, Inc...................     1,090     11,042
          *Progress Software Corp..................   226,453  6,714,331
          *PROS Holdings, Inc......................    62,452    979,247
          #Pulse Electronics Corp..................    92,415    552,642
           QAD, Inc. Class A.......................    49,874    544,624
          #QAD, Inc. Class B.......................    12,468    130,041
          *QLogic Corp.............................   265,107  4,766,624
          *Qualstar Corp...........................    27,000     47,790
          #*Quantum Corp...........................   817,700  2,600,286
          *Quest Software, Inc.....................   278,422  7,172,151
          #*QuickLogic Corp........................    79,333    295,912
          #*QuinStreet, Inc........................    60,320  1,090,586
          *Radiant Systems, Inc....................   135,108  2,691,351
          *RadiSys Corp............................   131,988  1,162,814
          *Ramtron International Corp..............    93,316    298,611
          *RealNetworks, Inc.......................   474,687  1,756,342
          *Reis, Inc...............................    41,107    401,204
          *Relm Wireless Corp......................    32,943     47,767
           Renaissance Learning, Inc...............    97,918  1,174,037
          #*Research Frontiers, Inc................     4,300     25,241
           RF Industries, Ltd......................    14,793     56,213
          *RF Micro Devices, Inc................... 1,055,523  7,029,783
          *RF Monolithics, Inc.....................    23,489     29,596
           Richardson Electronics, Ltd.............    61,920    834,682
          #*RightNow Technologies, Inc.............    72,577  2,625,836

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
                                                     Shares      Value+
                                                     ------      -----

         Information Technology -- (Continued).....
            Rimage Corp............................  28,998 $   433,810
           #*Riverbed Technology, Inc.............. 293,942  10,329,122
           *Rofin-Sinar Technologies, Inc.......... 105,182   4,555,432
           *Rogers Corp............................  57,020   2,367,470
           #*Rosetta Stone, Inc....................  62,213     875,959
           #*Rubicon Technology, Inc...............  51,733   1,474,908
           *Rudolph Technologies, Inc.............. 331,755   3,752,149
           *S1 Corp................................ 230,332   1,582,381
           #*Saba Software, Inc....................  94,858     962,809
           *Sanmina-SCI Corp....................... 272,511   3,193,829
           *Sapient Corp........................... 532,230   6,719,404
           *SAVVIS, Inc............................ 105,930   4,169,405
           *ScanSource, Inc........................  94,956   3,396,576
           *Schmitt Industries, Inc................   2,366       8,163
           *Scientific Learning Corp...............   9,751      30,228
           *SeaChange International, Inc........... 112,415   1,203,965
           *Selectica, Inc.........................  10,832      57,301
           *Semtech Corp........................... 234,247   6,575,313
           *ShoreTel, Inc.......................... 176,637   1,845,857
           *Sigma Designs, Inc..................... 113,570   1,449,153
           *Sigmatron International, Inc...........   2,200      11,638
           *Silicon Graphics International Corp.... 103,899   1,909,664
           *Silicon Image, Inc..................... 282,585   2,351,107
           #*Silicon Laboratories, Inc.............  54,754   2,386,179
           *Simulations Plus, Inc..................  36,778     116,586
           *Smart Modular Technologies (WWH), Inc.. 214,558   1,961,060
           #*Smith Micro Software, Inc............. 126,875     979,475
           *Soapstone Networks, Inc................  53,559         402
           *SolarWinds, Inc........................ 258,545   6,264,545
           #*Sonic Foundry, Inc....................  11,010     148,415
           *Sonus Networks, Inc.................... 971,312   3,826,969
           #*Soundbite Communications, Inc.........   2,200       5,808
           #*Sourcefire, Inc.......................  97,799   2,603,409
           #*Spansion, Inc. Class A................ 215,010   4,235,697
           *Spark Networks, Inc....................  33,052     106,427
           *Spectrum Control, Inc..................  45,591     906,805
           *SRA International, Inc................. 155,652   4,823,655
           *SRS Labs, Inc..........................  48,142     392,357
           *SS&C Technologies Holdings, Inc........   4,018      81,967
            Stamps.com, Inc........................  52,923     715,519
           *Standard Microsystems Corp.............  84,589   2,296,591
           *StarTek, Inc...........................  53,389     290,436
           #*STEC, Inc............................. 179,015   3,744,994
           *SteelCloud, Inc........................   3,765         631
           #*Stratasys, Inc........................  70,247   3,782,801
           *Stream Global Services, Inc............   4,917      16,029
           *SuccessFactors, Inc.................... 176,906   6,133,331
           #*SunPower Corp. Class A................ 196,647   4,281,005
           #*Super Micro Computer, Inc............. 134,243   2,290,186
           *Supertex, Inc..........................  37,012     799,089
           *Support.com, Inc....................... 173,060     991,634
           *Sycamore Networks, Inc................. 105,601   2,587,224
           *Symmetricom, Inc....................... 351,357   2,143,278
           #*Synaptics, Inc........................ 118,318   3,362,598
           *Synchronoss Technologies, Inc..........  92,795   2,993,567
           *SYNNEX Corp............................ 126,623   4,245,669
            Syntel, Inc............................ 108,782   5,948,200
           *Taitron Components, Inc................   2,900       4,379
           #*Take-Two Interactive Software, Inc.... 299,302   4,842,706
           *Taleo Corp............................. 107,374   3,894,455
           *Tech Data Corp.........................   7,850     417,070

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
                                                   Shares      Value+
                                                   ------      -----

           Information Technology -- (Continued).
              Technical Communications Corp......     400 $     4,036
             *TechTarget, Inc....................  95,724     827,055
             *Tekelec............................ 190,592   1,591,443
             *TeleCommunication Systems, Inc..... 178,016     820,654
             *TeleTech Holdings, Inc............. 215,158   4,275,189
              Telular Corp.......................  75,400     527,046
              Tessco Technologies, Inc...........  25,509     300,751
             *Tessera Technologies, Inc.......... 187,378   3,702,589
              TheStreet.com, Inc.................  98,566     354,838
             #*THQ, Inc.......................... 231,025     933,341
             *TIBCO Software, Inc................ 474,473  14,229,445
             *Tier Technologies, Inc.............  56,086     313,521
             *TII Network Technologies, Inc......   2,460       7,232
             *TNS, Inc...........................  88,286   1,450,539
             *Tollgrade Communications, Inc...... 157,310   1,587,258
             *Transact Technologies, Inc.........  28,821     333,747
             *Trans-Lux Corp.....................   4,588         459
             #*TranSwitch Corp...................  23,072      95,980
             #*Travelzoo, Inc....................  46,990   3,848,481
             *Trident Microsystems, Inc..........  37,800      38,178
             *Trio-Tech International............   3,256      14,392
             *Triquint Semiconductor, Inc........ 539,726   7,432,027
             *TSR, Inc...........................   5,056      25,381
             #*TTM Technologies, Inc............. 296,274   5,664,759
             #*Tyler Technologies, Inc........... 112,000   2,776,480
             #*Ultimate Software Group, Inc......  55,415   3,103,240
             *Ultra Clean Holdings, Inc..........  78,422     901,069
             *Ultratech, Inc.....................  87,803   2,749,112
             #*Unisys Corp....................... 149,237   4,429,354
              United Online, Inc................. 308,019   2,032,925
             #*Universal Display Corp............  88,916   4,885,045
             *USA Technologies, Inc..............   6,809      20,699
             *UTStarcom, Inc..................... 500,237   1,285,609
             #*ValueClick, Inc................... 274,548   4,598,679
             #*Veeco Instruments, Inc............ 155,644   7,958,078
             #*VeriFone Systems, Inc............. 226,455  12,414,263
             *Verint Systems, Inc................  12,141     415,586
             #*Viasat, Inc....................... 139,627   5,573,910
             *Viasystems Group, Inc..............  39,501   1,031,371
             *Vicon Industries, Inc..............  15,389      75,406
             *Video Display Corp.................  21,987      79,373
             #Virnetx Holding Corp............... 190,458   4,828,110
             *Virtusa Corp....................... 117,435   2,191,337
             *Vishay Intertechnology, Inc........ 427,738   8,161,241
             *Vocus, Inc.........................  29,984     888,426
             *Volterra Semiconductor Corp........  88,650   2,330,608
              Wayside Technology Group, Inc......   4,060      57,043
             *Web.com Group, Inc................. 163,052   2,572,961
             *WebMediaBrands, Inc................ 186,147     327,619
             #*Websense, Inc.....................  87,447   2,255,258
             *Westell Technologies, Inc.......... 315,209   1,134,752
             *Winland Electronics, Inc...........  23,806      17,378
             *Wireless Ronin Technologies, Inc...  38,895      47,452
             *Wireless Telecom Group, Inc........  64,560      58,104
             *WPCS International, Inc............  34,365      89,349
             *Wright Express Corp................ 128,473   7,236,884
             *X-Rite, Inc........................  40,802     200,338
             *Zebra Technologies Corp. Class A... 150,051   5,895,504
             *Zhone Technologies, Inc............  57,721     155,269
             #*Zix Corp.......................... 213,515     704,600
             *Zoran Corp......................... 187,740   1,965,638

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CONTINUED

                                                  Shares       Value+
                                                  ------       -----

          Information Technology -- (Continued).
            *Zygo Corp..........................  61,451 $    918,692
                                                         ------------
          Total Information Technology..........          965,842,321
                                                         ------------

          Materials -- (4.8%)...................
             A. Schulman, Inc................... 117,815    2,983,076
            *A.M. Castle & Co...................  81,932    1,546,876
            *AEP Industries, Inc................  18,214      552,431
            #AK Steel Holding Corp.............. 417,999    6,792,484
            #AMCOL International Corp........... 108,921    4,054,040
            *American Pacific Corp..............  25,833      159,390
             American Vanguard Corp.............  91,599      817,063
            *Arabian American Development Co....  15,247       62,208
             Arch Chemicals, Inc................  94,078    3,637,996
            #Balchem Corp....................... 101,790    4,040,025
            #Boise, Inc......................... 322,084    3,162,865
             Buckeye Technologies, Inc.......... 149,522    4,210,540
             Cabot Corp.........................  24,352    1,092,187
            #*Calgon Carbon Corp................ 213,213    3,658,735
             Carpenter Technology Corp.......... 165,007    8,458,259
            *Century Aluminum Co................ 352,443    7,041,811
            *Clearwater Paper Corp..............  42,820    3,360,514
            *Coeur d'Alene Mines Corp........... 254,520    8,070,829
             Commercial Metals Co............... 412,156    6,907,735
            *Contango ORE, Inc..................   4,605       80,127
            *Continental Materials Corp.........     397        6,277
            *Core Molding Technologies, Inc.....  12,998      109,183
            #Deltic Timber Corp.................  45,045    3,054,051
            *Detrex Corp........................     500        4,400
            #Eagle Materials, Inc............... 162,876    4,738,063
            *Ferro Corp......................... 318,012    4,770,180
             Flamemaster Corp...................     189          969
            *Flotek Industries, Inc.............  23,500      225,130
             Friedman Industries, Inc...........  24,481      259,499
            #*Gammon Gold, Inc..................  46,047      502,373
            #*General Moly, Inc................. 185,763      951,107
            #*General Steel Holdings, Inc.......  11,244       25,411
            *Georgia Gulf Corp.................. 132,432    5,215,172
             Globe Specialty Metals, Inc........ 276,973    6,234,662
            #*Golden Minerals, Co...............  54,286    1,085,720
            *Graham Packaging Co., Inc..........     850       19,550
            *Graphic Packaging Holding Co....... 928,024    5,094,852
             H.B. Fuller Co..................... 178,718    3,904,988
            #Hawkins, Inc.......................  40,720    1,915,469
             Haynes International, Inc..........  44,645    2,412,616
            *Headwaters, Inc.................... 223,770    1,221,784
            #*Hecla Mining Co................... 742,627    6,988,120
            *Horsehead Holding Corp............. 157,429    2,482,655
             Innophos Holdings, Inc.............  79,304    3,674,947
            *Innospec, Inc......................  84,226    3,171,951
            #Kaiser Aluminum Corp...............  69,237    3,469,466
            *KapStone Paper & Packaging Corp.... 170,259    2,959,101
            #KMG Chemicals, Inc.................  40,725      838,528
             Koppers Holdings, Inc..............  75,436    3,449,688
            *Kraton Performance Polymers, Inc... 114,230    5,272,857
             Kronos Worldwide, Inc..............   8,341      513,472
            *Landec Corp........................ 118,501      767,886
             Limoneira Co.......................     838       18,444
            *Louisiana-Pacific Corp............. 475,770    4,424,661
            *LSB Industries, Inc................  77,481    3,126,358
            *Material Sciences Corp............. 254,823    2,028,391
            *Materion Corp......................  76,098    3,177,852

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U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      Shares       Value+
                                                      ------       -----

      Materials -- (Continued)......................
        *Mercer International, Inc.................. 160,321 $  1,951,107
        *Metals USA Holdings Corp...................  10,924      185,708
         Minerals Technologies, Inc.................  65,739    4,470,252
        #*Mines Management, Inc.....................  60,944      177,347
        *Mod-Pac Corp...............................  30,416      163,942
         Myers Industries, Inc...................... 125,566    1,339,789
         Neenah Paper, Inc.......................... 104,799    2,444,961
        #NewMarket Corp.............................  43,500    8,017,920
         NL Industries, Inc......................... 143,344    2,041,219
        *Northern Technologies International Corp...  16,839      261,341
        #Olin Corp.................................. 270,455    6,961,512
         Olympic Steel, Inc.........................  38,172    1,121,112
        *OM Group, Inc.............................. 111,200    4,029,888
        *Omnova Solutions, Inc...................... 157,549    1,339,166
         P.H. Glatfelter Co......................... 161,736    2,199,610
        *Penford Corp...............................  49,937      280,147
         PolyOne Corp............................... 338,687    4,904,188
         Quaker Chemical Corp.......................  42,044    1,899,548
        *Rockwood Holdings, Inc..................... 141,834    8,047,661
        *RTI International Metals, Inc.............. 102,960    3,288,542
         Schnitzer Steel Industries, Inc. Class A...  86,369    5,360,924
        #Schweitzer-Maudoit International, Inc......  74,268    3,850,053
        #*Senomyx, Inc..............................  67,342      409,439
         Sensient Technologies Corp................. 183,831    6,965,357
        *Spartech Corp.............................. 100,918      720,555
         Stepan Co..................................  34,301    2,468,643
        #*Stillwater Mining Co...................... 283,597    6,468,848
        #*STR Holdings, Inc.........................  50,550      832,558
         Synalloy Corp..............................  15,430      231,450
        #Texas Industries, Inc......................  97,558    4,114,021
        *U.S. Energy Corp...........................  10,000       57,200
        #*U.S. Gold Corp............................ 347,091    3,262,655
        *UFP Technologies, Inc......................   3,500       67,900
        *United States Lime & Minerals, Inc.........  19,576      809,663
        *Universal Stainless & Alloy Products, Inc..  23,489      851,476
         Valhi, Inc.................................  31,775    1,005,361
        #*Verso Paper Corp..........................  24,736      116,507
         Vulcan International Corp..................     700       25,550
         Wausau Paper Corp.......................... 351,094    2,369,884
        *Webco Industries, Inc......................     600       76,500
         Westlake Chemical Corp..................... 127,313    8,358,098
        *Williams Industries, Inc...................   1,200        1,704
        #Worthington Industries, Inc................ 258,883    5,584,106
        #*Xerium Technologies, Inc..................     487       11,230
         Zep, Inc...................................  69,399    1,318,581
        *Zoltek Cos., Inc........................... 153,246    1,969,211
                                                             ------------
      Total Materials...............................          271,237,458
                                                             ------------

      Other -- (0.0%)...............................
        *All American Group, Inc. Escrow Shares..... 281,012           --
        .*Avigen, Inc. Escrow Shares................ 193,723           --
        .*Big 4 Ranch, Inc..........................   3,200           --
        .*Concord Camera Corp. Escrow Shares........ 113,476           --
        .*DLB Oil & Gas, Inc. Escrow Shares.........   1,300           --
        .*iGo, Inc. Escrow Shares...................   4,100           --
        .*MAIR Holdings, Inc. Escrow Shares.........  51,616           --
        .*Noel Group, Inc...........................   8,000           40
        .*Petrocorp, Inc. Escrow Shares.............   6,900          414
        .*Voyager Learning Co. Escrow Shares........  72,800           --
                                                             ------------
      Total Other...................................                  454
                                                             ------------

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

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CONTINUED

                                                       Shares      Value+
                                                       ------      -----

       Telecommunication Services -- (0.8%)..........
         #AboveNet, Inc..............................  91,986 $ 6,140,066
         #Alaska Communications Systems Group, Inc...  82,246     795,319
          Atlantic Tele-Network, Inc.................  48,458   1,779,862
         #*Cbeyond, Inc..............................  85,712   1,093,685
         *Cincinnati Bell, Inc....................... 594,777   1,778,383
         *Cogent Communications Group, Inc........... 104,700   1,519,197
         #Consolidated Communications Holdings, Inc.. 111,921   2,058,227
         *FiberTower Corp............................  67,471      91,086
         *General Communications, Inc. Class A....... 166,123   1,910,414
         *Global Crossing, Ltd.......................  74,930   1,751,863
         #HickoryTech Corp...........................  57,740     548,530
         #*Hughes Communications, Inc................  77,766   4,654,295
          IDT Corp. Class B..........................  67,848   1,966,914
         *Iridium Communications, Inc................  84,589     662,332
         #*Leap Wireless International, Inc.......... 262,784   3,899,715
         #*Neutral Tandem, Inc....................... 122,489   1,872,857
          NTELOS Holdings Corp....................... 149,261   2,944,920
         *PAETEC Holding Corp........................ 489,285   1,761,426
         #*Premiere Global Services, Inc............. 202,724   1,603,547
         *Primus Telecommunications Group, Inc.......   1,505      20,694
         #Shenandoah Telecommunications Co...........  67,666   1,273,474
         *SureWest Communications....................  99,781   1,453,809
          USA Mobility, Inc..........................  81,441   1,258,263
         *Vonage Holdings Corp....................... 590,453   3,046,737
         #Warwick Valley Telephone Co................  25,407     381,105
         *Xeta Corp..................................  69,805     383,928
                                                              -----------
       Total Telecommunication Services..............          46,650,648
                                                              -----------

       Utilities -- (2.2%)...........................
          ALLETE, Inc................................ 129,875   5,258,639
         *AMEN Properties, Inc.......................      19       8,788
         #American States Water Co...................  61,088   2,132,582
         #Artesian Resources Corp....................  14,740     288,020
          Avista Corp................................ 215,069   5,236,930
         #Black Hills Corp........................... 137,409   4,774,963
         #*Cadiz, Inc................................  20,831     259,346
          California Water Service Group.............  74,994   2,828,774
         #Central Vermont Public Service Corp........  45,259   1,059,513
          CH Energy Group, Inc.......................  56,891   3,050,495
          Chesapeake Utilities Corp..................  35,315   1,511,129
         #Cleco Corp................................. 163,687   5,745,414
          Connecticut Water Services, Inc............  25,695     661,389
          Consolidated Water Co., Ltd................  12,523     122,851
          Delta Natural Gas Co., Inc.................   7,289     230,770
         #*Dynegy, Inc............................... 381,735   2,420,200
         *El Paso Electric Co........................ 158,300   4,904,134
         #Empire District Electric Co................ 153,471   3,443,889
         *Environmental Power Corp...................  29,836         328
          Gas Natural, Inc...........................   7,750      86,955
         *GenOn Energy, Inc.......................... 880,723   3,461,241
          IDACORP, Inc............................... 177,960   6,977,812
          Laclede Group, Inc.........................  80,031   3,070,789
         #MGE Energy, Inc............................  80,308   3,373,739
         #Middlesex Water Co.........................  53,671   1,013,308
          New Jersey Resources Corp.................. 149,120   6,528,474
          Northwest Natural Gas Co...................  93,979   4,345,589
          NorthWestern Corp.......................... 131,178   4,269,844
         #Ormat Technologies, Inc....................  47,448   1,181,455
          Otter Tail Corp............................ 127,061   2,970,686
          Pennichuck Corp............................   9,815     278,059
          PNM Resources, Inc......................... 330,891   5,072,559

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CONTINUED

                                                                                                  Shares         Value+
                                                                                                  ------         -----

Utilities -- (Continued)..................................................................
   Portland General Electric Co...........................................................       278,469 $    6,950,586
   RGC Resources, Inc.....................................................................         3,464        118,781
   SJW Corp...............................................................................        61,607      1,431,747
  #South Jersey Industries, Inc...........................................................       104,668      6,013,177
   Southwest Gas Corp.....................................................................       160,270      6,373,938
  #*Synthesis Energy Systems, Inc.........................................................        44,575        178,746
  #UIL Holdings Corp......................................................................       176,732      5,623,612
   UniSource Energy Corp..................................................................       134,746      5,003,119
  #Unitil Corp............................................................................        38,069        961,623
   WGL Holdings, Inc......................................................................        50,527      1,996,827
  #York Water Co..........................................................................        42,507        742,172
                                                                                                         --------------
Total Utilities...........................................................................                  121,962,992
                                                                                                         --------------
TOTAL COMMON STOCKS.......................................................................                4,518,790,235
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
  *Accuride Corp. Warrants 02/26/12.......................................................        35,197          5,667
  *Caliper Life Sciences, Inc. Warrants 08/10/11..........................................            44             18
  *Capital Bank Corp. Rights 03/04/11.....................................................         2,560             --
  *Celgene Corp. Contingent Value Rights..................................................         5,871         14,678
  #*Central Pacific Financial Corp. Rights 05/06/11.......................................         3,864         21,059
  .*Contra Pharmacopeia Contingent Value Rights...........................................        20,649             --
  .*CSF Holding, Inc. Litigation Rights...................................................         3,250             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights...................................        17,329             --
  .*Empire Resorts, Inc. Rights 05/20/11..................................................        86,919             --
  *Federal-Mogul Corp. Warrants 12/27/14..................................................         4,373          1,837
  .*First Federal Bancshares of Arkansas, Inc. Rights.....................................        13,409         92,522
  .Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights...........................       344,196             --
  .*Macatawa Bank Corp. Rights............................................................        45,387             --
  .*U.S. Concrete, Inc. Warrants A 08/31/17...............................................         9,325             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17...............................................         9,325             --
  *Valley National Bancorp Warrants 06/30/15..............................................           616          1,651
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.....................................................................                      137,432
                                                                                                         --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................    22,078,495     22,078,495
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount         Value+
                                                                                                  ------         -----
                                                                                                   (000)

SECURITIES LENDING COLLATERAL -- (19.7%)..................................................
(S)@ DFA Short Term Investment Fund....................................................... 1,110,010,185  1,110,010,185
 @ Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $3,275,544
  FNMA 3.500%, 02/01/26, valued at $3,293,419) to be repurchased at $3,197,509                    $3,197      3,197,493
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,113,207,678
                                                                                                         --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,434,531,322)....................................................................               $5,654,213,840
                                                                                                         ==============

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares      Value+
                                                        ------      -----

     COMMON STOCKS -- (87.7%).........................
     Consumer Discretionary -- (13.4%)................
       *1-800-FLOWERS.COM, Inc........................ 161,868 $   542,258
       *4Kids Entertainment, Inc...................... 112,386      22,477
       *AC Moore Arts & Crafts, Inc................... 223,773     608,663
        Acme United Corp..............................  30,407     285,826
       *AFC Enterprises, Inc.......................... 144,086   2,169,935
       *AH Belo Corp.................................. 245,466   2,042,277
        Aldila, Inc...................................  52,806     227,066
        Ambassadors Group, Inc........................ 141,974   1,431,098
       #*Ambassadors International, Inc...............      99          25
        Amcon Distributing Co.........................   5,690     398,300
       #*American Apparel, Inc........................ 150,877     218,772
       #*American Axle & Manufacturing Holdings, Inc.. 321,327   4,112,986
       *American Biltrite, Inc........................  86,849     911,915
       #*American Public Education, Inc...............  33,372   1,409,967
       *America's Car-Mart, Inc....................... 105,056   2,571,771
       #*Amerigon, Inc................................  75,307   1,283,984
        Ameristar Casinos, Inc........................  17,764     354,392
        Arbitron, Inc.................................  94,136   3,641,180
       *Archipelago Learning, Inc.....................     320       2,806
       *Arctic Cat, Inc............................... 110,720   1,858,989
        Ark Restaurants Corp..........................  36,613     607,776
       *Asbury Automotive Group, Inc.................. 295,080   5,104,884
       *Ascent Media Corp.............................  21,964   1,054,931
       #*Atrinsic, Inc................................  24,152      62,795
       *Audiovox Corp. Class A........................ 164,685   1,215,375
       *Bakers Footwear Group, Inc....................  60,195      69,224
       *Ballantyne Strong, Inc........................  66,691     450,164
       #Barnes & Noble, Inc...........................  15,476     170,081
       *Bassett Furniture Industries, Inc.............  90,500     811,785
       *Beasley Broadcast Group, Inc..................  65,543     441,760
       #*Beazer Homes USA, Inc........................ 614,966   2,865,742
        bebe stores, Inc.............................. 469,564   3,155,470
       *Belo Corp..................................... 800,325   6,762,746
       *Benihana, Inc.................................  16,858     149,193
       *Benihana, Inc. Class A........................   5,332      47,188
        Big 5 Sporting Goods Corp.....................  94,399   1,128,068
       *Biglari Holdings, Inc.........................  12,870   5,627,279
       #*BJ's Restaurants, Inc........................ 218,820  10,273,599
       *Black Diamond, Inc............................ 138,650     948,366
       #*Blockbuster, Inc. Class A.................... 595,858      37,539
       *Blockbuster, Inc. Class B..................... 170,000       6,392
       #*Blue Nile, Inc...............................  67,682   3,857,874
       *Bluegreen Corp................................ 280,227   1,090,083
        Blyth, Inc....................................  35,165   1,657,678
        Bob Evans Farms, Inc..........................  14,504     454,845
       #*Bon-Ton Stores, Inc. (The)................... 133,472   1,852,591
       #Books-A-Million, Inc..........................  60,174     278,004
       #*Borders Group, Inc........................... 149,836      46,449
        Bowl America, Inc. Class A....................  55,406     703,656
       #*Boyd Gaming Corp.............................  39,623     354,230
       *Bridgepoint Education, Inc....................   3,157      55,405
       *Broadview Institute, Inc......................  15,800      18,170
       *Brookfield Residential Properties, Inc........  69,600     859,560
       #Brown Shoe Co., Inc........................... 178,125   2,253,281
       #Brunswick Corp................................ 165,572   3,869,418
       *Buffalo Wild Wings, Inc....................... 149,089   9,109,338
       *Build-A-Bear-Workshop, Inc....................  88,009     539,495
       *Cache, Inc.................................... 102,259     586,967

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CONTINUED

                                                        Shares     Value+
                                                        ------     -----

       Consumer Discretionary -- (Continued)........
         .*California Coastal Communities, Inc......   107,476 $       --
         *California Pizza Kitchen, Inc.............   176,841  2,829,456
         #Callaway Golf Co..........................   289,794  2,051,742
         *Cambium Learning Group, Inc...............    88,441    304,237
         *Canterbury Park Holding Corp..............    24,996    324,698
         *Caribou Coffee Co., Inc...................    52,020    490,028
         *Carmike Cinemas, Inc......................   109,728    796,625
         *Carriage Services, Inc....................   168,400  1,077,760
         *Carrols Restaurant Group, Inc.............   216,330  2,111,381
         *Casual Male Retail Group, Inc.............   208,008    877,794
          Cato Corp. Class A........................   251,022  6,403,571
         *Cavco Industries, Inc.....................    57,047  2,651,545
          CEC Entertainment, Inc....................   125,297  4,739,986
         #*Charles & Colvard, Ltd...................    56,400    155,100
         *Charming Shoppes, Inc..................... 1,036,471  4,695,214
         #Cherokee, Inc.............................    81,398  1,579,121
          Christopher & Banks Corp..................   132,276    813,497
         *Chromcraft Revington, Inc.................    81,837    130,939
          Churchill Downs, Inc......................   112,265  4,682,573
         *Citi Trends, Inc..........................   130,565  2,906,377
         *CKX, Inc..................................    61,141    279,414
         *Coast Distribution System, Inc............    41,382    160,562
         *Cobra Electronics Corp....................    22,115     86,027
         *Coldwater Creek, Inc......................   340,576  1,038,757
          Collectors Universe, Inc..................    49,720    767,677
         #*Conn's, Inc..............................   317,093  2,076,959
         *Core-Mark Holding Co., Inc................    50,705  1,699,125
         #*Corinthian Colleges, Inc.................   125,610    558,965
         #*Cosi, Inc................................     3,033      3,943
         *Cost Plus, Inc............................   148,754  1,619,931
         #CPI Corp..................................    35,312    634,557
         *Craftmade International, Inc..............    63,108    265,054
         #*Crown Media Holdings, Inc................   170,294    372,944
          CSS Industries, Inc.......................    52,750  1,017,020
         *Culp, Inc.................................   186,578  1,880,706
         #*Cumulus Media, Inc.......................   146,738    682,332
         *Cybex International, Inc..................     6,772      7,246
         *Cycle Country Accessories Corp............       488        176
         *Daily Journal Corp........................       200     14,802
         *Decorator Industries, Inc.................    18,897     15,118
         *dELiA*s, Inc..............................     7,960     14,089
         *Delta Apparel, Inc........................    77,201  1,365,686
          Destination Maternity Corp................    86,838  2,029,404
         #*DGSE Cos., Inc...........................     3,864     22,141
         #*DineEquity, Inc..........................    80,700  4,032,579
         *Dixie Group, Inc..........................   104,300    448,490
         *Dolan Media Co............................   131,429  1,546,919
         *Domino's Pizza, Inc.......................   242,198  4,497,617
         *Dorman Products, Inc......................   158,055  6,164,145
          Dover Downs Gaming & Entertainment, Inc...   135,731    477,773
         *Dover Motorsports, Inc....................   168,371    328,323
          Drew Industries, Inc......................   187,163  4,505,013
         #*drugstore.com, Inc.......................   316,603  1,196,759
         *Duckwall-ALCO Stores, Inc.................    52,342    666,837
          EDCI Holdings, Inc........................    62,230    223,095
          Educational Development Corp..............    36,900    214,020
          Einstein Noah Restaurant Group, Inc.......    60,291    974,303
         *ELXSI Corp................................     7,100     39,902
         *Emerson Radio Corp........................   243,478    589,217
         *Emmis Communications Corp. Class A........   303,222    366,899
         *Empire Resorts, Inc.......................    96,174     64,437

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CONTINUED

                                                     Shares     Value+
                                                     ------     -----

         Consumer Discretionary -- (Continued).....
           *Enova Systems, Inc.....................     376 $      402
           #*Entercom Communications Corp.......... 359,150  3,796,216
           *Entravision Communications Corp........ 971,879  2,293,634
            Escalade, Inc..........................  62,320    340,890
           #Ethan Allen Interiors, Inc............. 220,201  5,304,642
           #*Ever-Glory International Group, Inc...   1,379      2,620
           #*EW Scripps Co. Class A (The).......... 202,385  1,922,658
           *Exide Technologies..................... 340,608  3,419,704
           *Famous Dave's of America, Inc..........  48,686    479,557
           *Federal Screw Works....................  12,548     50,568
            Finish Line, Inc. Class A.............. 400,378  8,604,123
           *Fisher Communications, Inc.............  25,775    779,694
            Flanigan's Enterprises, Inc............  20,756    164,803
            Flexsteel Industries, Inc..............  55,532    793,552
           *Footstar, Inc..........................  81,000     74,520
           *Frederick's of Hollywood Group, Inc....   3,103      2,544
            Fred's, Inc............................ 313,921  4,382,337
            Frisch's Restaurants, Inc..............  63,337  1,436,483
           #*Fuel Systems Solutions, Inc........... 142,950  4,249,189
           *Full House Resorts, Inc................  63,419    253,676
           *Furniture Brands International, Inc.... 181,960    880,686
            Gaiam, Inc.............................  66,889    397,990
           *GameTech International, Inc............  40,067      8,021
            Gaming Partners International Corp.....  13,959     98,411
           *Geeknet, Inc...........................     536     13,673
           *Genesco, Inc........................... 140,800  5,685,504
           *G-III Apparel Group, Ltd............... 154,230  6,918,758
           *Global Sources, Ltd....................     113      1,383
           *Global Traffic Network, Inc............  41,968    563,630
           *Golfsmith International Holdings, Inc..   1,905      9,449
           *Grand Canyon Education, Inc............   9,978    144,282
           *Gray Television, Inc................... 363,896  1,015,270
           *Gray Television, Inc. Class A..........  41,200    100,528
           *Great Wolf Resorts, Inc................ 273,464    582,478
           #Group 1 Automotive, Inc................  97,100  4,179,184
           *Hallwood Group, Inc....................   6,988    154,505
           *Hampshire Group, Ltd...................  25,800     82,302
           *Harris Interactive, Inc................ 559,304    553,711
            Harte-Hanks, Inc....................... 365,280  3,393,451
           *Hastings Entertainment, Inc............  92,939    466,554
            Haverty Furniture Cos., Inc............ 141,130  1,848,803
            Haverty Furniture Cos., Inc. Class A...  18,855    245,115
           *Heelys, Inc............................   9,600     21,024
           *Helen of Troy, Ltd..................... 142,455  4,433,200
           #*hhgregg, Inc..........................  37,298    461,003
           *Hibbett Sporting Goods, Inc............ 213,043  8,048,765
           *Hollywood Media Corp...................   1,798      3,057
            Hooker Furniture Corp..................  89,184  1,109,449
            Hot Topic, Inc......................... 251,537  1,687,813
           #*Hovnanian Enterprises, Inc............ 363,017  1,165,285
           *Image Entertainment, Inc...............  74,886     11,982
           *Infosonics Corp........................  69,762     58,600
           *Insignia Systems, Inc..................  51,150    373,395
           *Interval Leisure Group, Inc............ 279,909  4,498,138
           #*iRobot Corp........................... 174,993  6,198,252
           *Isle of Capri Casinos, Inc............. 113,408  1,081,912
           *J. Alexander's Corp....................  62,383    373,050
           #*Jackson Hewitt Tax Service, Inc.......  77,675     40,399
           *Jaclyn, Inc............................  20,127    108,283
           #*JAKKS Pacific, Inc.................... 224,954  4,733,032
           #*Jamba, Inc............................  30,939     76,729

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CONTINUED

                                                          Shares     Value+
                                                          ------     -----

     Consumer Discretionary -- (Continued)..............
       .*Jennifer Convertibles, Inc.....................     394 $       --
       *Johnson Outdoors, Inc. Class A..................  65,549  1,087,458
       *Journal Communications, Inc..................... 188,513  1,027,396
       *K12, Inc........................................ 124,160  4,888,179
       #KB Home......................................... 242,350  2,862,154
       *Kenneth Cole Productions, Inc. Class A..........  49,684    669,243
       *Kid Brands, Inc................................. 184,100  1,345,771
       #*Kirkland's, Inc................................  75,598  1,140,774
       *Knology, Inc.................................... 294,705  4,494,251
       *Kona Grill, Inc.................................  17,575    100,705
        Koss Corp....................................... 115,335    758,904
       #*Krispy Kreme Doughnuts, Inc.................... 339,683  1,905,622
        KSW, Inc........................................  59,720    217,381
       #*K-Swiss, Inc. Class A.......................... 130,139  1,602,011
        Lacrosse Footwear, Inc..........................  63,786  1,060,123
       *Lakeland Industries, Inc........................  40,544    352,733
       *Lakes Entertainment, Inc........................ 194,720    445,909
       *Lazare Kaplan International, Inc................  83,500    123,998
       *La-Z-Boy, Inc................................... 464,829  5,466,389
       *Leapfrog Enterprises, Inc....................... 211,325    902,358
        Learning Tree International, Inc................ 162,830  1,372,657
       *Lee Enterprises, Inc............................ 259,763    371,461
       #*Libbey, Inc....................................  85,732  1,461,731
       *Lifetime Brands, Inc............................ 111,220  1,770,622
       *LIN TV Corp. Class A............................ 247,300  1,323,055
       #Lincoln Educational Services Corp............... 121,494  2,028,950
       #Lithia Motors, Inc.............................. 115,473  2,100,454
       #*LodgeNet Interactive Corp......................  61,892    217,241
       *Luby's, Inc..................................... 250,770  1,253,850
       *M/I Homes, Inc.................................. 129,090  1,715,606
        Mac-Gray Corp................................... 116,200  1,968,428
       *Maidenform Brands, Inc.......................... 208,612  6,604,656
        Marcus Corp..................................... 203,960  2,261,916
       #*Marine Products Corp........................... 335,462  2,485,773
       *MarineMax, Inc.................................. 174,473  1,667,962
       #*Martha Stewart Living Omnimedia, Inc. Class A.. 114,061    425,448
       *MAXXAM, Inc.....................................     160    110,000
       #*McClatchy Co. (The)............................ 310,313    887,495
       *McCormick & Schmick's Seafood Restaurants, Inc.. 137,416  1,254,608
        McRae Industries, Inc. Class A..................   8,800    128,876
       *Meade Instruments Corp..........................   7,007     26,066
       *Media General, Inc. Class A..................... 143,738    774,748
       *Meritage Homes Corp............................. 146,871  3,511,686
       *Midas, Inc...................................... 128,631    935,147
       *Modine Manufacturing Co......................... 207,699  3,699,119
       *Monarch Casino & Resort, Inc.................... 145,178  1,663,740
       #Monro Muffler Brake, Inc........................ 271,069  8,235,076
       *Morgan's Foods, Inc.............................     500        395
       #*Morgans Hotel Group Co......................... 101,908    881,504
       *Morton's Restaurant Group, Inc..................  72,826    538,912
       *Motorcar Parts of America, Inc..................  35,183    489,747
       *Movado Group, Inc............................... 164,071  2,738,345
       *MTR Gaming Group, Inc...........................  19,183     50,835
       *Multimedia Games Holding Co., Inc............... 201,197  1,181,026
       *Nathan's Famous, Inc............................  57,075    982,832
        National CineMedia, Inc......................... 123,551  2,154,729
       *Nautilus, Inc................................... 310,614  1,006,389
       *Navarre Corp.................................... 246,057    472,429
       *Nevada Gold & Casinos, Inc......................     352        595
       *New Frontier Media, Inc.........................   2,326      4,117
       *New York & Co., Inc............................. 235,079  1,443,385

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
                                                           Shares     Value+
                                                           ------     -----

   Consumer Discretionary -- (Continued).................
     *Nexstar Broadcasting Group, Inc....................   6,692 $   55,811
     *Nobel Learning Communities, Inc....................  71,772    714,131
     *Nobility Homes, Inc................................  43,800    395,952
     *NTN Communications, Inc............................  55,566     27,783
     #Nutri/System, Inc.................................. 138,721  2,086,364
     *O'Charley's, Inc................................... 196,843  1,287,353
     *Ohio Art Co........................................   3,600     15,390
     *Orange 21, Inc.....................................  13,301     21,947
     *Orbitz Worldwide, Inc.............................. 457,367  1,463,574
    .#*Orleans Homebuilders, Inc.                         169,600         --
      Outdoor Channel Holdings, Inc...................... 178,041  1,272,993
     *Overstock.com, Inc................................. 195,758  2,721,036
      Oxford Industries, Inc............................. 150,937  5,184,686
     *P & F Industries, Inc. Class A.....................   5,416     20,743
     #*Pacific Sunwear of California, Inc................ 317,022  1,011,300
     *Papa John's International, Inc..................... 217,901  6,550,104
     #*Peet's Coffee & Tea, Inc.......................... 131,536  6,113,793
      Pep Boys - Manny, Moe & Jack (The)................. 431,491  5,911,427
     *Perfumania Holdings, Inc...........................  10,825    119,075
     *Perry Ellis International, Inc..................... 115,889  3,265,752
     #PetMed Express, Inc................................ 237,313  3,581,053
     *Pinnacle Entertainment, Inc........................ 540,950  7,508,386
     *Point.360..........................................  42,346     31,548
     *PokerTek, Inc......................................     118        173
     *Premier Exhibitions, Inc...........................   2,033      3,619
     *Pre-Paid Legal Services, Inc.......................  89,366  5,893,688
      Primedia, Inc...................................... 436,562  2,139,154
     *Princeton Review, Inc.............................. 302,184    120,269
     *Q.E.P. Co., Inc....................................  33,487    552,201
     #*Quantum Fuel Systems Technologies Worldwide, Inc..  22,225     57,340
     *Quiksilver, Inc.................................... 658,546  2,864,675
     #*Radio One, Inc.................................... 320,517    932,704
     *Reading International, Inc. Class A................ 136,980    664,353
     *Reading International, Inc. Class B................  11,620     78,435
     *Red Lion Hotels Corp............................... 168,696  1,476,090
     #*Red Robin Gourmet Burgers, Inc....................  70,760  1,923,964
     *Rentrak Corp.......................................  95,152  2,182,787
     *Retail Ventures, Inc............................... 210,405  4,319,615
      RG Barry Corp...................................... 127,905  1,565,557
     *Rick's Cabaret International, Inc..................  40,068    419,512
     .*Riviera Holdings Corp.............................  66,300         --
     *Rockford Corp......................................  80,475    241,425
     *Rocky Brands, Inc..................................  51,060    777,644
     *Ruby Tuesday, Inc.................................. 469,920  4,938,859
     #*Rue21, Inc........................................  12,989    391,229
     *Ruth's Hospitality Group, Inc...................... 158,507    778,269
      Ryland Group, Inc. (The)........................... 207,966  3,599,891
     *Saga Communications, Inc...........................  38,991  1,400,167
      Salem Communications Corp.......................... 170,251    612,904
     #*Sealy Corp........................................ 603,000  1,591,920
     *Select Comfort Corp................................ 252,384  4,005,334
      Shiloh Industries, Inc............................. 145,400  1,659,014
     *Shoe Carnival, Inc................................. 105,220  3,079,789
     *Shuffle Master, Inc................................ 250,057  2,733,123
     #*Shutterfly, Inc................................... 116,229  7,155,057
     *Silverleaf Resorts, Inc............................  30,700     75,829
      Sinclair Broadcast Group, Inc. Class A............. 186,327  2,140,897
      Skyline Corp.......................................  74,594  1,462,788
     *Smith & Wesson Holding Corp........................ 270,646    977,032
      Sonesta International Hotels Corp. Class A.........  26,445    511,843
     #Sonic Automotive, Inc.............................. 277,948  3,919,067

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
                                                     Shares       Value+
                                                     ------       -----

       Consumer Discretionary -- (Continued).......
         #*Sonic Corp.............................. 272,247 $  3,054,611
         *Spanish Broadcasting System, Inc......... 367,486      282,964
          Spartan Motors, Inc...................... 143,330      968,911
         *Spectrum Group International, Inc........ 278,633      766,241
          Speedway Motorsports, Inc................ 133,717    2,083,311
         *Sport Chalet, Inc. Class A............... 108,430      198,427
         *Sport Chalet, Inc. Class B...............  15,525       35,708
         *Sport-Haley, Inc.........................  30,081       27,975
         *Sports Club Co., Inc. (The).............. 142,200       53,325
          Stage Stores, Inc........................ 349,568    6,732,680
          Standard Motor Products, Inc............. 173,298    2,469,496
         #*Standard Pacific Corp................... 166,314      641,972
         *Stanley Furniture, Inc...................  43,344      244,460
         *Star Buffet, Inc.........................  15,328       11,649
          Stein Mart, Inc.......................... 260,979    2,839,452
         *Steiner Leisure, Ltd.....................  65,146    3,162,187
         *Steinway Musical Instruments, Inc........  90,521    2,263,025
          Stewart Enterprises, Inc................. 472,565    3,832,502
         *Stoneridge, Inc.......................... 223,718    3,422,885
          Strattec Security Corp...................  30,152      865,664
          Sturm Ruger & Co., Inc................... 189,301    4,501,578
          Superior Industries International, Inc... 242,921    6,138,614
         *Syms Corp................................ 143,600    1,140,184
         *Systemax, Inc............................ 342,869    4,440,154
         *Talbots, Inc.............................  37,754      203,117
         *Tandy Brands Accessories, Inc............  60,077      151,394
          Tandy Leather Factory, Inc...............   6,395       29,865
         *Town Sports International Holdings, Inc.. 188,124    1,346,968
         *Trans World Entertainment Corp........... 218,126      364,270
         *True Religion Apparel, Inc............... 210,027    6,347,016
         *Tuesday Morning Corp..................... 376,049    1,880,245
         *Unifi, Inc............................... 163,468    2,667,798
         *Universal Electronics, Inc............... 139,890    3,873,554
          Universal Technical Institute, Inc....... 224,065    4,048,855
         *US Auto Parts Network, Inc...............  50,913      395,085
         *Valassis Communications, Inc.............  20,079      578,878
          Value Line, Inc..........................  80,059    1,120,025
         *Valuevision Media, Inc. Class A.......... 366,310    2,337,058
         *Vitamin Shoppe, Inc......................   8,878      346,420
          Volcom, Inc..............................  95,980    1,893,685
         *Waxman Industries, Inc...................     975        2,730
         *Wells-Gardner Electronics Corp........... 104,895      208,741
         #*West Marine, Inc........................ 178,586    1,943,016
         #*Westwood One, Inc.......................     279        1,945
         *Wet Seal, Inc. (The)..................... 434,216    1,910,550
          Weyco Group, Inc......................... 115,036    2,789,623
          Williams Controls, Inc...................  19,173      239,087
          Winmark Corp.............................  54,688    2,281,036
         #*Winnebago Industries, Inc............... 116,428    1,441,379
         *WisdomTree Investments, Inc..............   6,700       47,302
         #*Xanadoo Co..............................     566      237,720
         *Zale Corp................................ 134,943      496,590
         #*Zumiez, Inc............................. 203,228    5,712,739
                                                            ------------
       Total Consumer Discretionary................          579,755,617
                                                            ------------

       Consumer Staples -- (3.9%)..................
          Alico, Inc...............................  69,000    1,779,510
         *Alliance One International, Inc.......... 873,724    3,486,159
          Andersons, Inc. (The).................... 164,550    8,169,908
          Arden Group, Inc. Class A................  14,865    1,230,673
          B&G Foods, Inc........................... 225,333    4,074,021

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
                                                      Shares      Value+
                                                      ------      -----

       Consumer Staples -- (Continued)
         *Boston Beer Co., Inc. Class A.............  57,840 $ 5,451,998
          Bridgford Foods Corp......................  72,953     747,039
         *Cagle's, Inc. Class A.....................  88,600     541,346
         #Calavo Growers, Inc....................... 146,687   3,080,427
         #Cal-Maine Foods, Inc...................... 207,119   5,983,668
          CCA Industries, Inc.......................  35,363     206,874
         *Central Garden & Pet Co...................  72,891     712,145
         *Central Garden & Pet Co. Class A.......... 322,975   3,236,210
         *Chiquita Brands International, Inc........ 340,172   5,415,538
          Coca-Cola Bottling Co.....................  72,353   5,097,269
          Coffee Holding Co., Inc...................  14,908      78,714
         *Craft Brewers Alliance, Inc...............  66,355     611,130
         *Crystal Rock Holdings, Inc................     167         137
         *Darling International, Inc................ 608,047   9,832,120
         *Elizabeth Arden, Inc...................... 261,981   7,875,149
          Farmer Brothers Co........................  86,805   1,044,264
         *Glacier Water Services, Inc...............  24,500     747,250
          Golden Enterprises, Inc...................  99,219     327,423
         #*Great Atlantic & Pacific Tea Co.......... 154,780      30,956
          Griffin Land & Nurseries, Inc. Class A....  48,979   1,311,658
         *Harbinger Group, Inc...................... 128,826     781,974
         #*Heckmann Corp............................ 410,493   2,586,106
        .#*HQ Sustainable Maritime Industries, Inc..  49,593     137,869
         *IGI Labratories, Inc......................  30,339      39,137
          Imperial Sugar Co.........................  99,719   1,364,156
          Ingles Markets, Inc....................... 103,037   1,958,733
          Inter Parfums, Inc........................ 251,933   4,794,285
          J & J Snack Foods Corp.................... 180,997   9,198,268
         *John B. Sanfilippo & Son, Inc.............  73,994     813,934
         *Katy Industries, Inc......................  76,100      15,220
         #*Lifeway Foods, Inc....................... 157,955   1,514,788
         *Mannatech, Inc............................  47,776      79,786
         #*Medifast, Inc............................  64,755   1,278,911
          MGP Ingredients, Inc......................  86,280     753,224
          Nash-Finch Co............................. 126,091   4,693,107
          National Beverage Corp.................... 400,229   5,571,188
         *Natural Alternatives International, Inc...  70,731     321,119
         #*Nature's Sunshine Products, Inc.......... 153,100   1,365,652
         *Nutraceutical International Corp..........  58,827     932,996
          Oil-Dri Corp. of America..................  58,075   1,282,877
         *Omega Protein Corp........................ 144,310   1,858,713
          Orchids Paper Products Co.................  52,280     612,199
         *Overhill Farms, Inc.......................  87,218     537,263
         *Pantry, Inc...............................  96,705   1,496,993
         *Parlux Fragrances, Inc.................... 229,293     765,839
         *PC Group, Inc.............................   8,161       1,632
         *Physicians Formula Holdings, Inc.......... 105,295     558,064
         *Pizza Inn, Inc............................  39,700      82,179
         *Prestige Brands Holdings, Inc............. 250,713   2,895,735
         #PriceSmart, Inc........................... 296,100  12,329,604
         #*Reddy Ice Holdings, Inc..................  69,966     226,690
          Reliv' International, Inc................. 102,054     196,964
         #*Revlon, Inc..............................  71,016   1,222,896
         #Rocky Mountain ChoColate Factory, Inc.....  71,953     759,824
          Sanderson Farms, Inc......................   1,035      49,266
         *Scheid Vineyards, Inc.....................   2,900      25,738
          Schiff Nutrition International, Inc....... 109,120   1,085,744
          Scope Industries..........................   8,083   1,939,920
         *Seneca Foods Corp.........................  27,333     764,231
         *Seneca Foods Corp Class B.................  11,039     308,706
         *Smart Balance, Inc........................ 264,024   1,262,035

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
                                                   Shares       Value+
                                                   ------       -----

         Consumer Staples -- (Continued).........
            Snyders-Lance, Inc................... 205,635 $  4,061,291
            Spartan Stores, Inc.................. 215,127    3,358,132
           #*Star Scientific, Inc................ 322,412    1,292,872
            Stephan Co. (The)....................  33,500       82,075
           *Susser Holdings Corp.................  63,107      870,246
            Tasty Baking Co......................  91,003      362,647
           *Tofutti Brands, Inc..................  53,404      129,772
            United-Guardian, Inc.................  40,096      570,967
           #*USANA Health Sciences, Inc.......... 155,615    5,804,440
            Village Super Market, Inc............  69,464    1,878,307
            WD-40 Co............................. 165,082    6,850,903
           *Winn-Dixie Stores, Inc............... 198,340    1,406,231
                                                          ------------
         Total Consumer Staples..................          166,203,034
                                                          ------------

         Energy -- (4.5%)........................
           #*Abraxas Petroleum Corp.............. 486,100    2,469,388
            Adams Resources & Energy, Inc........  38,954    1,146,027
            Alon USA Energy, Inc.................  53,596      736,945
           *Approach Resources, Inc.............. 117,012    3,444,833
           #*ATP Oil & Gas Corp.................. 220,180    3,914,800
           *Barnwell Industries, Inc.............  62,017      428,537
           *Basic Energy Services, Inc........... 196,786    6,049,202
           *BioFuel Energy Corp..................  83,578       61,012
           *Bolt Technology Corp.................  76,583    1,121,175
           #*BPZ Resources, Inc.................. 416,582    1,982,930
           *Bronco Drilling Co., Inc............. 141,122    1,549,520
           *Cal Dive International, Inc..........  59,232      465,564
           *Callon Petroleum Co.................. 229,713    1,573,534
           *Carrizo Oil & Gas, Inc...............  17,867      711,821
           #*Cheniere Energy, Inc................ 170,912    1,551,881
           *Clayton Williams Energy, Inc......... 110,880   10,042,402
           *Clean Energy Fuels Corp..............     512        8,724
           *Contango Oil & Gas Co................  36,258    2,245,095
           *CREDO Petroleum Corp.................  19,021      219,883
           *Crimson Exploration, Inc.............  49,698      201,277
            Crosstex Energy, Inc................. 460,604    4,859,372
           *CVR Energy, Inc......................  87,607    1,947,504
           *Dawson Geophysical Co................  67,573    3,013,756
            Delek US Holdings, Inc............... 124,837    1,676,561
            DHT Holdings, Inc.................... 197,642      855,790
           *Double Eagle Petroleum Co............  40,090      408,116
           #*Endeavour International Corp........  39,806      577,187
           *Energy Partners, Ltd.................  76,748    1,397,581
           *ENGlobal Corp........................ 238,498      973,072
           *Evolution Petroleum Corp.............  41,257      327,168
           *FieldPoint Petroleum Corp............  47,214      171,387
           *FX Energy, Inc....................... 357,433    2,934,525
           #*Gasco Energy, Inc...................   3,713        1,522
           *General Maritime Corp................ 179,051      383,169
           *Geokinetics, Inc.....................  51,162      488,597
           *GeoMet, Inc..........................  37,900       54,955
           *GeoPetro Resources Co................     123           79
           #*GeoResources, Inc................... 134,145    3,892,888
           *Global Industries, Ltd............... 329,681    3,250,655
           #*GMX Resources, Inc.................. 130,669      768,334
           #*Goodrich Petroleum Corp.............  19,742      443,603
           #*Green Plains Renewable Energy, Inc.. 157,235    1,968,582
           *GreenHunter Energy, Inc..............   1,454        1,352
            Gulf Island Fabrication, Inc......... 110,986    3,922,245
           *Gulfmark Offshore, Inc...............  64,347    2,739,252
           *Gulfport Energy Corp................. 207,116    7,050,229

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
                                                 Shares       Value+
                                                 ------       -----

           Energy -- (Continued)...............
             #*Harvest Natural Resources, Inc.. 296,613 $  4,099,192
             *Hercules Offshore, Inc........... 484,577    3,040,721
             *HKN, Inc.........................  45,302      139,983
             *Hornbeck Offshore Services, Inc.. 134,356    3,927,226
             #Houston American Energy Corp..... 214,730    3,948,885
             *International Coal Group, Inc.... 339,812    3,748,126
             #*ION Geophysical Corp............ 423,671    5,355,201
             #*James River Coal Co............. 157,928    3,682,881
             #*Kodiak Oil & Gas Corp........... 367,423    2,579,309
             #*L&L Energy, Inc................. 132,443      920,479
             #*Lucas Energy, Inc...............  59,826      192,640
             #*Magnum Hunter Resources Corp....  35,946      293,319
             *Matrix Service Co................ 208,057    3,008,504
             #*Mexco Energy Corp...............   7,388       84,962
             *Mitcham Industries, Inc..........  62,316      995,810
             *Natural Gas Services Group, Inc..  53,362      962,117
             #*New Concept Energy, Inc.........   8,973       26,919
             *Newpark Resources, Inc........... 798,676    7,212,044
             *Northern Oil & Gas, Inc..........     728       17,297
             *OYO Geospace Corp................  41,230    3,845,934
             #*Pacific Ethanol, Inc............   3,198        1,503
             #Panhandle Oil & Gas, Inc.........  55,388    1,676,041
             *Parker Drilling Co............... 524,515    3,739,792
              Penn Virginia Corp...............  13,966      215,914
             *Petroleum Development Corp....... 129,177    5,143,828
             #*PetroQuest Energy, Inc.......... 390,939    3,424,626
             *PHI, Inc. Non-Voting............. 114,859    2,570,544
             *PHI, Inc. Voting.................   9,745      212,928
             *Pioneer Drilling Co.............. 242,875    3,764,562
             *PostRock Energy Corp.............   5,201       41,764
             #*Pyramid Oil Co..................  17,161      103,481
             #*Rentech, Inc....................  10,420       11,566
             *REX American Resources Corp...... 150,635    2,602,973
             #*Rex Energy Corp................. 207,635    2,663,957
             *Rosetta Resources, Inc...........  25,612    1,176,359
             #*Royale Energy, Inc..............  45,629      206,243
             #*Seahawk Drilling, Inc...........   2,306       16,949
             *Stone Energy Corp................  79,124    2,797,825
             #*SulphCo, Inc....................   5,241          482
             #*Syntroleum Corp................. 445,746      913,779
             *Tetra Technologies, Inc.......... 288,657    4,263,464
             *TGC Industries, Inc..............  81,579      671,395
             *Toreador Resources Corp..........  65,048      527,539
             #*Trico Marine Services, Inc...... 106,899        4,276
             #*Tri-Valley Corp.................  69,236       54,703
             *Union Drilling, Inc.............. 135,824    1,841,773
             #*Uranium Energy Corp............. 171,675      597,429
             #*USEC, Inc....................... 548,039    2,510,019
             *VAALCO Energy, Inc............... 495,364    3,452,687
             *Venoco, Inc......................  28,577      531,246
             *Verenium Corp....................   2,570        7,530
             *Voyager Oil & Gas, Inc...........  73,707      313,992
             #W&T Offshore, Inc................ 218,009    5,844,821
             *Warren Resources, Inc............ 353,754    1,602,506
             #*Western Refining, Inc........... 353,170    5,989,763
             *Westmoreland Coal Co.............  22,536      421,874
             *Willbros Group, Inc.............. 179,721    1,932,001
                                                        ------------
           Total Energy........................          193,965,714
                                                        ------------

           Financials -- (11.8%)...............
             *1st Constitution Bancorp.........  14,791      122,174

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
                                                        Shares     Value+
                                                        ------     -----

       Financials -- (Continued)......................
          1st Source Corp............................. 195,160 $4,141,295
         *1st United Bancorp, Inc.....................   9,578     66,759
          21st Century Holding Co.....................  74,334    219,285
          Abington Bancorp, Inc.......................  83,630  1,013,596
          Access National Corp........................  58,657    456,938
          Advance America Cash Advance Centers, Inc... 368,906  2,169,167
         .*Advanta Corp. Class A......................  19,594         --
         *Affirmative Insurance Holdings, Inc.........  41,899    103,491
          Alliance Bancorp, Inc. of Pennsylvania......  12,800    142,720
         #Alliance Financial Corp.....................  31,994  1,031,487
         *Altisource Portfolio Solutions SA...........  79,029  2,566,862
         *Amcore Financial, Inc....................... 229,205        321
          Ameriana Bancorp............................  20,650     98,501
         #American Equity Investment Life Holding Co.. 479,397  6,165,045
         *American Independence Corp..................  18,018     94,054
          American National Bankshares, Inc...........  54,265  1,255,692
         *American River Bankshares...................  16,037    100,231
         *American Safety Insurance Holdings, Ltd.....  43,878    893,356
         *American Spectrum Realty, Inc...............  12,342    215,676
         *AmericanWest Bancorp........................ 104,571      2,928
         *Ameris Bancorp.............................. 110,758  1,100,935
         *AMERISAFE, Inc.............................. 129,403  2,889,569
         *AmeriServe Financial, Inc................... 189,054    453,730
         #AmTrust Financial Services, Inc............. 167,458  3,231,939
         #*Anchor Bancorp Wisconsin, Inc..............  10,919      9,062
         #*Ante5, Inc.................................  73,707     81,078
         #Arrow Financial Corp........................ 112,696  2,800,496
          ASB Financial Corp..........................   4,400     52,800
         *Asset Acceptance Capital Corp............... 288,037  1,636,050
          Asta Funding, Inc...........................  15,470    125,462
          Atlantic American Corp......................   1,291      2,634
         *Atlantic Coast Financial Corp...............     326      3,182
         #*Atlantic Southern Financial Group, Inc.....     530         80
          Auburn National Bancorporation, Inc.........  10,047    198,127
         *Avatar Holdings, Inc........................  80,007  1,440,126
         *B of I Holding, Inc.........................  41,593    698,762
          Baldwin & Lyons, Inc........................   3,548     76,371
          Baldwin & Lyons, Inc. Class B...............  91,616  2,115,413
          BancFirst Corp.............................. 120,233  4,841,783
          Bancorp of New Jersey, Inc..................     134      1,296
          Bancorp Rhode Island, Inc...................  35,471  1,573,494
         *Bancorp, Inc................................  71,154    696,598
         *BancTrust Financial Group, Inc..............  32,799     81,998
          Bank Mutual Corp............................ 154,738    632,878
          Bank of Commerce Holdings...................  19,304     83,779
         *Bank of Florida Corp........................  64,215        642
         *Bank of Granite Corp........................   4,272      4,187
          Bank of Kentucky Financial Corp.............   7,040    164,243
         *Bank of the Carolinas Corp..................   4,000      8,600
          Bank of the Ozarks, Inc..................... 156,092  6,950,777
         #*BankAtlantic Bancorp, Inc.................. 221,461    201,374
          BankFinancial Corp.......................... 212,076  1,938,375
          Banner Corp................................. 150,851    414,840
          Bar Harbor Bankshares.......................  26,709    780,437
          BCB Bancorp, Inc............................  54,417    598,587
         *BCSB Bancorp, Inc...........................  10,086    131,017
          Beacon Federal Bancorp, Inc.................   7,083    100,154
         *Beneficial Mutual Bancorp, Inc..............  17,990    155,254
         *Berkshire Bancorp, Inc......................  10,471     58,847
          Berkshire Hills Bancorp, Inc................ 110,398  2,461,875
         *BFC Financial Corp..........................  75,991     30,396

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
                                                      Shares     Value+
                                                      ------     -----

        Financials -- (Continued)...................
          *BNCCORP, Inc.............................  12,585 $   38,888
           Boston Private Financial Holdings, Inc... 344,174  2,405,776
           Bridge Bancorp, Inc......................  16,256    347,878
          *Bridge Capital Holdings..................   6,915     71,086
           Brookline Bancorp, Inc................... 551,905  5,088,564
          #Brooklyn Federal Bancorp, Inc............  37,150     20,433
          *Brunswick Bancorp........................     120      1,020
           Bryn Mawr Bank Corp...................... 101,046  2,036,077
           C&F Financial Corp.......................   5,175    108,675
           Calamos Asset Management, Inc............  84,868  1,380,802
           California First National Bancorp........  81,133  1,232,410
          *Camco Financial Corp.....................  26,162     45,522
           Camden National Corp.....................  77,363  2,672,892
          *Cape Bancorp, Inc........................   2,207     22,445
          *Capital Bank Corp........................  17,412     74,001
          #Capital City Bank Group, Inc............. 150,073  1,680,818
           Capital Properties, Inc..................   5,522     64,221
          .Capital Properties, Inc. Class B.........   5,522         --
           Capital Southwest Corp...................  12,120  1,166,429
          *Capitol Bancorp, Ltd.....................  40,870      6,948
           Cardinal Financial Corp.................. 227,994  2,562,653
          *Carolina Bank Holdings, Inc..............   4,335     15,173
           Carrollton Bancorp.......................   1,890      8,543
          #Carver Bancorp, Inc......................   2,706      1,623
          *Cascade Financial Corp...................  33,664     14,139
          #Center Bancorp, Inc...................... 144,104  1,377,634
          *Center Financial Corp.................... 161,133  1,174,660
           CenterState Banks of Florida, Inc........  29,178    181,487
           Central Bancorp, Inc.....................  10,091    192,738
          #*Central Pacific Financial Corp..........   7,532    113,583
          #*Central Virginia Bankshares, Inc........   5,733      6,765
          #*Centrue Financial Corp..................  16,748     11,556
           Century Bancorp, Inc. Class A............  18,495    510,092
           CFS Bancorp, Inc......................... 101,373    549,442
           Charter Financial Corp...................     750      8,100
           Chemical Financial Corp.................. 235,414  4,738,884
          *Chicopee Bancorp, Inc....................  25,832    367,073
          *Citizens Community Bancorp, Inc..........   4,432     23,600
          *Citizens First Bancorp, Inc..............  62,120      2,208
          *Citizens First Corp......................   1,300     10,569
           Citizens Holding Co......................   8,213    167,135
          #*Citizens Republic Bancorp, Inc.......... 989,661    908,509
           Citizens South Banking Corp..............  61,148    290,453
          *Citizens, Inc............................ 387,783  2,888,983
          #City Holding Co.......................... 162,791  5,551,173
           CKX Lands, Inc...........................  14,943    205,765
           Clifton Savings Bancorp, Inc.............  53,429    612,296
          *CNA Surety Corp.......................... 222,085  5,883,032
           CNB Financial Corp.......................  49,123    681,336
          #CoBiz Financial, Inc..................... 133,880    909,045
           Codorus Valley Bancorp, Inc..............   9,595    104,490
          *Colonial Financial Services, Inc.........   7,612     95,150
          #*Colony Bankcorp, Inc....................  37,943    155,187
           Columbia Banking System, Inc............. 175,543  3,310,741
           Commercial National Financial Corp.......   5,641    111,353
          *Commonwealth Bankshares, Inc.............  20,178     11,885
          #Community Bank System, Inc............... 221,793  5,549,261
          *Community Capital Corp...................   3,782     11,913
           Community Trust Bancorp, Inc............. 139,259  3,941,030
          *Community West Bancshares................  12,713     54,920
          *CompuCredit Holdings Corp................ 221,446    943,360

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
                                                          Shares      Value+
                                                          ------      -----

    Financials -- (Continued)...........................
      #Consolidated-Tokoma Land Co......................  53,151 $ 1,643,960
      *Consumer Portfolio Services, Inc.................   3,677       4,045
      #*Cowen Group, Inc................................ 129,966     540,659
       Crawford & Co. Class A........................... 146,156     483,776
      #Crawford & Co. Class B........................... 146,420     680,853
      *Crescent Financial Corp..........................  13,936      56,859
      #CVB Financial Corp...............................  29,876     290,992
      #Danvers Bancorp, Inc.............................  87,981   1,983,972
      #*Dearborn Bancorp, Inc...........................  21,086      29,942
       Diamond Hill Investment Group, Inc...............     401      32,882
       Dime Community Bancshares, Inc................... 344,890   5,331,999
      #*Dollar Financial Corp........................... 248,628   5,715,958
       Donegal Group, Inc. Class A...................... 169,997   2,318,759
       Donegal Group, Inc. Class B......................  34,951     538,595
      *Doral Financial Corp.............................  14,200      21,300
       Duff & Phelps Corp...............................  92,779   1,427,869
      *Eagle Bancorp Montana, Inc.......................     375       4,253
       Eastern Insurance Holdings, Inc..................  20,003     268,240
       Eastern Virginia Bankshares, Inc.................   6,591      23,266
       ECB Bancorp, Inc.................................   4,170      49,623
      #*eHealth, Inc....................................  99,892   1,358,531
      #EMC Insurance Group, Inc......................... 116,309   2,536,699
       Employers Holdings, Inc.......................... 202,239   4,077,138
      *Encore Bancshares, Inc...........................  20,384     246,646
      *Encore Capital Group, Inc........................ 207,755   6,220,185
       Enterprise Bancorp, Inc..........................  25,530     452,902
       Enterprise Financial Services Corp...............  36,808     548,439
      #Epoch Holding Corp...............................  89,983   1,560,305
       ESB Financial Corp............................... 111,969   1,900,114
       ESSA Bancorp, Inc................................  54,401     682,733
      #Evans Bancorp, Inc...............................  11,267     159,428
      *Farmers Capital Bank Corp........................  23,166     161,235
      #FBL Financial Group, Inc. Class A................ 289,468   8,828,774
       Federal Agricultural Mortgage Corp...............  79,431   1,505,217
       Federal Agricultural Mortgage Corp. Class A......   4,100      55,965
       Fidelity Bancorp, Inc............................   5,604      50,436
      #*Fidelity Southern Corp..........................  82,868     623,169
       Financial Institutions, Inc......................  61,428   1,044,276
      *First Acceptance Corp............................  45,747      82,802
       First Advantage Bancorp..........................   8,268     113,272
       First Bancorp.................................... 143,484   2,003,037
      .First Bancorp of Indiana, Inc....................   1,400      15,120
      #First Bancorp, Inc...............................  74,352   1,104,127
      *First Bancshares, Inc............................   4,498      27,978
       First Bancshares, Inc. (The).....................   4,544      40,214
       First Bank of Delaware...........................  50,014     100,028
      #First Busey Corp................................. 326,513   1,714,193
      First Business Financial Services, Inc............   6,208      74,186
      *First California Financial Group, Inc............   6,995      26,931
      *First Cash Financial Services, Inc............... 294,883  11,571,209
       First Commonwealth Financial Corp................ 400,841   2,485,214
       First Community Bancshares, Inc.................. 109,147   1,621,924
      *First Defiance Financial Corp....................  68,992     943,811
      #*First Federal Bancshares of Arkansas, Inc.......  52,380     151,902
      *First Federal of Northern Michigan Bancorp, Inc..  13,700      46,443
       First Financial Corp............................. 122,228   3,930,852
       First Financial Holdings, Inc.................... 107,821   1,183,875
      *First Financial Northwest, Inc...................  39,600     247,104
      *First Financial Service Corp.....................  18,814      76,197
      *First Interstate Bancsystem, Inc.................     558       7,633
      *First Investors Financial Services Group, Inc....  43,200     301,104

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
                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)................
             First M&F Corp........................  19,527 $   80,061
            #*First Marblehead Corp. (The).........  49,478    106,378
            #*First Mariner Bancorp, Inc...........  23,940     15,932
             First Merchants Corp.................. 170,528  1,580,795
             First Midwest Bancorp, Inc............  74,628    977,627
             First Pactrust Bancorp, Inc...........  13,540    209,735
            *First Place Financial Corp............ 156,747    282,145
            *First Regional Bancorp................   2,345         23
            *First Security Group, Inc.............  19,611     17,062
             First South Bancorp, Inc..............  59,381    266,027
            #*First State Bancorporation...........  27,688        360
            #First United Corp.....................  31,308    111,143
             First West Virginia Bancorp, Inc......   1,081     17,728
             Firstbank Corp........................  35,127    205,844
            *FirstCity Financial Corp..............  90,800    610,176
            *Flagstar Bancorp, Inc.................  29,880     46,613
             Flagstone Reinsurance Holdings SA.....  16,372    137,689
             Flushing Financial Corp............... 198,878  2,927,484
            #*FNB United Corp......................   7,172      3,443
            *Forestar Group, Inc................... 149,051  2,931,833
             Fox Chase Bancorp, Inc................  50,965    695,672
            *FPIC Insurance Group, Inc............. 114,150  4,214,418
            *Frontier Financial Corp...............   3,072        430
            #German American Bancorp, Inc..........  59,794  1,043,405
             GFI Group, Inc........................ 352,979  1,803,723
            *Gleacher & Co., Inc................... 193,688    366,070
            *Global Indemnity P.L.C................  45,332  1,157,779
             Gouverneur Bancorp, Inc...............   4,366     41,040
            #Great Southern Bancorp, Inc...........  79,851  1,652,916
            #*Greene Bancshares, Inc...............  99,241    201,459
            *Greenlight Capital Re, Ltd............  46,638  1,312,860
            #*Grubb & Ellis Co.....................   2,288      1,670
             GS Financial Corp.....................   9,668    198,774
            *Guaranty Bancorp...................... 220,959    318,181
            *Guaranty Federal Bancshares, Inc......  17,335    105,917
            *Hallmark Financial Services, Inc...... 104,524    893,680
             Hampden Bancorp, Inc..................   2,318     31,293
            *Hampton Roads Bankshares, Inc.........   2,939     43,229
            *Hanmi Financial Corp..................  12,200     16,104
             Harleysville Group, Inc...............   1,132     36,315
             Harleysville Savings Financial Corp...   7,564    113,233
            *Harris & Harris Group, Inc............ 135,823    708,996
             Hawthorn Bancshares, Inc..............   4,606     38,000
            #Heartland Financial USA, Inc.......... 134,420  2,113,082
            *Heritage Commerce Corp................  68,765    359,641
            *Heritage Financial Corp...............  66,345    977,925
             Heritage Financial Group, Inc.........  13,486    162,911
             HF Financial Corp.....................  34,548    382,446
            *HFF, Inc..............................  51,847    776,150
            *Hilltop Holdings, Inc................. 194,914  1,890,666
             Hingham Institution for Savings.......  14,437    763,717
            *HMN Financial, Inc....................  37,346    106,436
            *Home Bancorp, Inc.....................     175      2,795
             Home Bancshares, Inc.................. 111,792  2,679,654
             Home Federal Bancorp, Inc.............  60,301    732,657
             Homeowners Choice, Inc................  18,810    149,916
             HopFed Bancorp, Inc...................  17,842    159,864
             Horace Mann Educators Corp............ 424,387  7,588,040
             Horizon Bancorp.......................  11,197    303,439
            #*Horizon Financial Corp............... 117,723      1,289
             Hudson Valley Holding Corp............   5,453    123,292

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
                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)................
            *Imperial Capital Bancorp, Inc.........  51,800 $      389
             Independence Holding Co...............  60,093    466,322
             Independent Bank Corp. (453836108).... 150,379  4,407,608
            #*Independent Bank Corp. (453838609)...  29,150     87,450
             Indiana Community Bancorp.............  27,278    431,265
             Infinity Property & Casualty Corp..... 144,873  8,561,994
            #*Integra Bank Corp.................... 161,455     16,146
             Interactive Brokers Group, Inc........ 201,654  3,537,011
            *Intergroup Corp. (The)................   6,500    143,000
            *Internet Capital Group, Inc........... 347,444  4,825,997
            *Intervest Bancshares Corp.............   2,700      9,261
            *INTL FCStone, Inc.....................  66,022  1,748,263
            *Investment Technology Group, Inc...... 137,718  2,356,355
            #*Investors Capital Holdings, Ltd......   4,238     25,386
             Investors Title Co....................  21,301    728,920
            *Jacksonville Bancorp, Inc.............   5,187     35,272
            *Jefferson Bancshares, Inc.............   5,911     21,280
             JMP Group, Inc........................  52,843    454,450
             Kaiser Federal Financial Group, Inc...  20,145    253,021
             Kearny Financial Corp.................  14,301    136,861
            *Kennedy-Wilson Holdings, Inc.......... 291,318  3,335,591
            *Kent Financial Services, Inc..........  46,480     87,847
             Kentucky First Federal Bancorp........  38,012    305,236
            *LaBranche & Co., Inc..................  21,118     85,106
             Lake Shore Bancorp, Inc...............   1,840     20,240
             Lakeland Bancorp, Inc................. 103,530  1,106,736
            #Lakeland Financial Corp...............  86,321  1,891,293
             Landmark Bancorp, Inc.................  12,133    203,834
             Legacy Bancorp, Inc...................  35,205    477,380
            #Life Partners Holdings, Inc........... 107,599    754,269
             LNB Bancorp, Inc......................  55,939    326,124
            *Louisiana Bancorp, Inc................     725     10,904
            *LSB Financial Corp....................   2,850     44,802
            *Macatawa Bank Corp....................  17,233     44,633
            *Magyar Bancorp, Inc...................  15,818     66,910
             Maiden Holdings, Ltd..................  78,029    581,316
             MainSource Financial Group, Inc....... 134,782  1,297,951
             Malvern Federal Bancorp, Inc..........   5,900     47,554
            *Market Leader, Inc....................  20,176     47,615
             MarketAxess Holdings, Inc............. 154,212  3,755,062
            *Marlin Business Services Corp.........  54,212    660,844
            *Maui Land & Pineapple Co., Inc........  52,106    274,078
            *Maxco, Inc............................  18,800      8,460
             Mayflower Bancorp, Inc................   3,750     31,763
            #*Mays (J.W.), Inc.....................   2,700     50,301
            #*MBT Financial Corp...................   1,363      1,990
             MCG Capital Corp...................... 336,639  2,221,817
             Meadowbrook Insurance Group, Inc...... 461,345  4,724,173
             Medallion Financial Corp.............. 159,347  1,470,773
            #*Mercantile Bancorp, Inc..............  12,892     10,958
            #*Mercantile Bank Corp.................   4,484     40,984
             Merchants Bancshares, Inc.............  62,187  1,672,830
            *Meridian Interstate Bancorp, Inc......  47,595    664,426
             Meta Financial Group, Inc.............  25,650    371,925
            *Metro Bancorp, Inc....................  65,159    814,488
            *MetroCorp Bancshares, Inc.............  65,410    443,480
             MicroFinancial, Inc...................  71,032    354,450
             Mid Penn Bancorp, Inc.................   7,644     72,236
             MidSouth Bancorp, Inc.................  49,494    700,835
            *Midwest Banc Holdings, Inc............ 216,843      1,735
             MidWestOne Financial Group, Inc.......   3,210     47,155

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
                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
         MSB Financial Corp...........................   2,696 $   15,232
         MutualFirst Financial, Inc...................  39,230    343,262
        *Nara Bancorp, Inc............................ 148,644  1,461,171
        #*National Financial Partners Corp............ 191,993  3,089,167
         National Interstate Corp.....................  52,922  1,190,216
         National Penn Bancshares, Inc................ 164,998  1,354,634
         National Security Group, Inc.................  12,602    157,273
         National Western Life Insurance Co. Class A..   9,990  1,609,089
         Naugatuck Valley Financial Corp..............   6,955     58,561
        *Navigators Group, Inc. (The).................  51,700  2,679,611
         NBT Bancorp, Inc............................. 139,677  3,156,700
         Nelnet, Inc. Class A.........................  17,446    401,781
        *New Century Bancorp, Inc.....................   9,127     47,004
         New England Bancshares, Inc..................   4,785     46,414
         New Hampshire Thrift Bancshares, Inc.........  21,383    286,960
         New Westfield Financial, Inc................. 118,389  1,074,972
        *NewBridge Bancorp............................  15,680     72,128
        *Newport Bancorp, Inc.........................  11,702    166,168
        *NewStar Financial, Inc....................... 162,300  1,939,485
        *Nicholas Financial, Inc......................     857     10,798
         North Central Bancshares, Inc................  17,500    288,750
        *North Valley Bancorp.........................     116      1,171
         Northeast Bancorp............................   3,920     55,938
         Northeast Community Bancorp, Inc.............  24,952    158,196
        #Northfield Bancorp, Inc...................... 101,687  1,430,736
         Northrim Bancorp, Inc........................  43,490    870,235
         Northway Financial, Inc......................   1,025     10,752
        #Norwood Financial Corp.......................   6,842    188,976
         Ocean Shore Holding Co.......................  20,421    260,368
         OceanFirst Financial Corp.................... 111,979  1,623,696
         Ohio Valley Banc Corp........................  16,754    325,363
         Old National Bancorp.........................  33,641    348,184
        #Old Second Bancorp, Inc...................... 120,505    149,426
        *OmniAmerican Bancorp, Inc....................   1,623     24,264
         Oppenheimer Holdings, Inc. Class A...........   6,397    196,452
         optionsXpress Holdings, Inc.................. 181,893  3,354,107
         Oriental Financial Group, Inc................ 149,527  1,937,870
         Oritani Financial Corp....................... 252,700  3,098,102
         Osage Bancshares, Inc........................   9,097     80,281
        *Pacific Capital Bancorp......................  14,445    439,706
         Pacific Continental Corp.....................  86,971    830,573
        #*Pacific Mercantile Bancorp..................   2,647     11,382
        *Pacific Premier Bancorp, Inc.................  33,937    237,559
        *Pacific State Bancorp........................   1,069         43
        #PacWest Bancorp.............................. 257,179  5,912,545
        *Park Bancorp, Inc............................   3,302     10,533
         Parkvale Financial Corp......................  49,282    554,422
        #*Patriot National Bancorp....................  15,644     30,662
         Peapack-Gladstone Financial Corp.............  85,161  1,131,790
         Penns Woods Bancorp, Inc.....................  36,321  1,372,571
        #*Penson Worldwide, Inc.......................  47,816    290,243
         Peoples Bancorp..............................   3,331     58,292
         Peoples Bancorp of North Carolina............  15,956    103,554
         Peoples Bancorp, Inc.........................  95,501  1,301,679
        *Phoenix Cos., Inc. (The)..................... 968,100  2,604,189
        *PICO Holdings, Inc........................... 170,271  5,469,105
         Pinnacle Bancshares, Inc.....................   2,000     19,350
        #*Pinnacle Financial Partners, Inc............ 255,501  4,105,901
        *Piper Jaffray Cos., Inc......................   4,037    144,726
        #*PMI Group, Inc. (The)....................... 810,849  1,751,434
         Porter Bancorp, Inc..........................  27,503    218,099

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
                                                          Shares     Value+
                                                          ------     -----

     Financials -- (Continued)..........................
       *Preferred Bank..................................  21,685 $   35,347
        Premier Financial Bancorp, Inc..................  26,344    192,311
        Presidential Life Corp.......................... 239,371  2,666,593
       *Primus Guaranty, Ltd............................  23,720    116,465
       #*Princeton National Bancorp, Inc................  16,697     85,322
       #*Providence Community Bancshares, Inc...........      24         15
        Provident Financial Holdings, Inc...............  59,735    485,646
        Provident Financial Services, Inc...............      92      1,336
        Provident New York Bancorp...................... 401,514  3,766,201
        Prudential Bancorp, Inc. of Pennsylvania........  25,838    174,406
       *PSB Holdings, Inc...............................   1,113      5,921
       #Pulaski Financial Corp..........................  85,066    624,384
        Pzena Investment Management, Inc. Class A.......  15,810    115,097
        QC Holdings, Inc................................ 171,344    841,299
       *Rainier Pacific Financial Group, Inc............  51,047      1,850
        Renasant Corp................................... 144,105  2,418,082
        Republic Bancorp, Inc. Class A.................. 199,397  4,342,867
       *Republic First Bancorp, Inc.....................  74,245    207,144
        Resource America, Inc........................... 171,132  1,052,462
       *Riverview Bancorp, Inc..........................  96,249    302,222
       #*Rockville Financial, Inc.......................  94,019    933,609
       #*Rodman & Renshaw Capital Group, Inc............ 101,523    200,000
       #Roma Financial Corp.............................  83,621    883,038
       #*Royal Bancshares of Pennsylvania, Inc. Class A.  26,270     46,235
       *Rurban Financial Corp...........................   2,810      9,132
       #S&T Bancorp, Inc................................ 208,302  4,251,444
       #S.Y. Bancorp, Inc............................... 130,785  3,265,701
       *Safeguard Scientifics, Inc...................... 197,266  3,856,550
        Safety Insurance Group, Inc.....................  71,190  3,333,116
        Salisbury Bancorp, Inc..........................   7,622    201,983
        Sanders Morris Harris Group, Inc................  95,315    822,568
        Sandy Spring Bancorp, Inc.......................  76,892  1,374,060
       *Savannah Bancorp, Inc. (The)....................  13,117    103,100
        SCBT Financial Corp.............................  77,131  2,486,703
        SeaBright Holdings, Inc......................... 166,442  1,701,037
       #*Seacoast Banking Corp. of Florida.............. 114,505    204,964
       *Security National Financial Corp. Class A.......   5,606      8,745
        Shore Bancshares, Inc...........................  36,541    353,717
        SI Financial Group, Inc.........................   7,776     77,371
       *Siebert Financial Corp..........................  13,141     25,362
        Sierra Bancorp..................................  89,338    996,119
        Simmons First National Corp..................... 137,837  3,637,518
        Somerset Hills Bancorp..........................   1,090      9,690
        South Street Financial Corp.....................   2,945     13,989
       *Southcoast Financial Corp.......................   1,793      5,845
       *Southern Community Financial Corp...............  45,616     63,406
       *Southern Connecticut Bancorp, Inc...............  15,438     68,699
       *Southern First Bancshares, Inc..................  24,906    198,501
        Southern Missouri Bancorp, Inc..................   5,407    139,014
       *Southern National Bancorp of Virginia, Inc......     869      6,161
       #Southside Bancshares, Inc....................... 101,728  2,212,588
       *Southwest Bancorp, Inc.......................... 132,666  1,881,204
        Southwest Georgia Financial Corp................  12,047    143,962
        State Auto Financial Corp.......................  18,879    320,565
        State Bancorp, Inc.............................. 106,585  1,406,922
        StellarOne Corp.................................  78,329  1,096,606
       #Sterling Bancorp................................ 272,969  2,825,229
        Sterling Bancshares, Inc........................ 615,273  5,469,777
       #Stewart Information Services Corp............... 154,678  1,568,435
       *Stratus Properties, Inc.........................  70,975    965,260
       #Suffolk Bancorp.................................  96,990  1,591,606

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
                                                    Shares      Value+
                                                    ------      -----

          Financials -- (Continued)...............
            *Sun Bancorp, Inc..................... 227,108 $   826,673
            #*Superior Bancorp....................   3,626          73
            *Sussex Bancorp.......................   5,926      38,815
             SWS Group, Inc....................... 265,182   1,617,610
            *Taylor Capital Group, Inc............  75,383     749,307
             Teche Holding Co.....................  16,949     606,774
            *Tejon Ranch Co....................... 183,981   6,557,083
            *Tennessee Commerce Bancorp, Inc......   3,068       9,787
             Territorial Bancorp, Inc.............  13,915     279,274
            #*Texas Capital Bancshares, Inc....... 174,898   4,512,368
             TF Financial Corp....................  21,681     466,358
            *Thomas Properties Group, Inc......... 276,889     994,032
            *TIB Financial Corp...................     557       9,720
            #*Tidelands Bancshares, Inc...........  11,702       4,096
            *TierOne Corp......................... 163,324         327
            *Timberland Bancorp, Inc..............  70,526     437,261
            #Tompkins Financial Corp..............  88,947   3,623,701
             Tower Bancorp, Inc...................   8,812     191,309
            *Tower Financial Corp.................   7,872      67,857
            #TowneBank............................  86,464   1,281,396
            *TradeStation Group, Inc.............. 332,635   3,209,928
            *Tree.com, Inc........................  25,504     135,681
            *Trenwick Group, Ltd..................  12,662          15
            #*Triad Guaranty, Inc.................  22,672       7,708
            #TriCo Bancshares..................... 150,056   2,447,413
            #Trustco Bank Corp.................... 497,824   2,986,944
            *UCBH Holdings, Inc................... 196,446       2,554
             Unico American Corp.................. 113,900   1,104,830
             Union Bankshares, Inc................  13,968     279,360
             Union First Market Bankshares Corp... 120,442   1,533,227
             United Bancshares, Inc...............   6,297      56,295
             United Community Bancorp.............   1,450      10,382
            #*United Community Banks, Inc......... 157,317     377,561
            *United Community Financial Corp...... 271,344     385,308
             United Financial Bancorp, Inc........  70,158   1,146,382
             United Fire & Casualty Co............ 163,116   3,229,697
            *United Security Bancshares...........  98,838     326,164
            *Unity Bancorp, Inc...................  32,585     224,836
             Universal Insurance Holdings, Inc.... 168,306     910,535
             Univest Corp. of Pennsylvania........  98,525   1,657,190
             ViewPoint Financial Group............ 149,606   1,847,634
            *Virginia Commerce Bancorp, Inc.......  50,883     305,807
            *Virtus Investment Partners, Inc......  52,693   2,782,717
             VIST Financial Corp..................  12,811      97,876
             VSB Bancorp, Inc.....................   2,766      33,635
            #*Waccamaw Bankshares, Inc............  23,125      27,750
             Washington Banking Co................  83,816   1,172,586
             Washington Trust Bancorp, Inc........ 132,101   3,095,126
            *Waterstone Financial, Inc............  29,050      92,960
             Wayne Savings Bancshares, Inc........   3,361      28,568
             WesBanco, Inc........................ 243,744   4,948,003
             West Bancorporation, Inc.............  80,537     627,383
            *West Coast Bancorp................... 284,766   1,019,462
            #*Western Alliance Bancorp............ 340,881   2,819,086
             Westwood Holdings Group, Inc.........  68,070   2,562,836
             White River Capital, Inc.............   6,217     112,279
            .Wilber Corp..........................  25,694     246,662
            #*Wilshire Bancorp, Inc............... 261,539   1,046,156
            #*World Acceptance Corp............... 156,911  10,662,102
            *WSB Holdings, Inc....................  45,558     139,863
             WSFS Financial Corp..................  12,200     548,634

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
                                                    Shares       Value+
                                                    ------       -----

         Financials -- (Continued)................
            WVS Financial Corp....................  12,479 $    110,127
           *Yadkin Valley Financial Corp..........  25,845       59,185
           *ZipRealty, Inc........................ 117,880      307,667
                                                           ------------
         Total Financials.........................          509,268,223
                                                           ------------

         Health Care -- (11.0%)...................
           #*Abaxis, Inc.......................... 144,169    4,188,109
           #*ABIOMED, Inc......................... 245,014    4,258,343
           *Acadia Pharmaceuticals, Inc...........   4,078       11,215
           #*Accelr8 Technology Corp..............  35,412      136,690
           *Access Pharmaceuticals, Inc...........  15,200       34,960
           *Accuray, Inc.......................... 264,437    2,350,845
           *Achillion Pharmaceuticals, Inc........  78,444      437,718
           *Adcare Health Systems, Inc............   8,395       41,975
           *Addus HomeCare Corp...................     897        5,373
           *Adolor Corp........................... 294,513      409,373
           *AdvanSource Biomaterials Corp.........  87,455       10,057
           #*ADVENTRX Pharmaceuticals, Inc........  52,788      136,721
           *Affymax, Inc.......................... 147,770      966,416
           *Affymetrix, Inc....................... 321,796    1,737,698
           #*Air Methods Corp..................... 115,182    7,788,607
           *Akorn, Inc............................ 788,087    5,217,136
           *Albany Molecular Research, Inc........ 318,199    1,555,993
           #*Alexza Pharmaceuticals, Inc.......... 154,400      248,584
           *Alliance HealthCare Services, Inc..... 473,085    2,091,036
           *Allied Healthcare International, Inc.. 361,608      943,797
           *Allied Healthcare Products, Inc.......  17,804       77,269
           *Allos Therapeutics, Inc............... 651,602    1,896,162
           #*Almost Family, Inc...................  41,352    1,433,674
           *Alphatec Holdings, Inc................ 218,684      695,415
           #*AMAG Pharmaceuticals, Inc............ 117,140    2,225,660
           #*Amedisys, Inc........................  16,212      540,184
            America Services Group, Inc...........  60,231    1,553,960
           *American Caresource Holding, Inc......   6,054       11,139
           *American Dental Partners, Inc......... 100,990    1,332,058
           *American Learning Corp................   2,200        4,752
           *American Shared Hospital Services.....  35,563      120,559
           *Amicus Therapeutics, Inc..............   5,562       40,046
           *AMN Healthcare Services, Inc.......... 272,334    2,350,242
           *Amsurg Corp........................... 295,558    7,938,688
           *Anadys Pharmaceuticals, Inc........... 105,594      128,825
            Analogic Corp......................... 126,116    7,273,110
           *Angeion Corp..........................   1,294        6,185
           *AngioDynamics, Inc.................... 185,183    3,018,483
           *Anika Therapeutics, Inc............... 104,524      871,730
           *Animal Health International, Inc......   1,483        6,258
           #*Anthera Pharmaceuticals, Inc.........     147        1,070
           *ARCA Biopharma, Inc...................  31,479       59,495
           #*Ardea Biosciences, Inc...............  24,477      693,923
           #*Arena Pharmaceuticals, Inc........... 245,247      343,346
           #*Ariad Pharmaceuticals, Inc........... 887,486    7,588,005
           *Arqule, Inc........................... 364,873    2,576,003
           *Array BioPharma, Inc.................. 474,540    1,466,329
            Arrhythmia Research Technology, Inc...  26,575      149,219
           *ArthroCare Corp.......................  70,200    2,480,166
           #*ARYx Therapeutics, Inc...............  21,182          678
           *Assisted Living Concepts, Inc.........  45,812    1,651,981
           *AtriCure, Inc.........................  36,425      492,466
            Atrion Corp...........................  19,961    3,456,247
           #*AVANIR Pharmaceuticals, Inc.......... 324,380    1,417,541
           #*AVI BioPharma, Inc...................   3,910        7,038

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
                                                      Shares     Value+
                                                      ------     -----

        Health Care -- (Continued)..................
          *Bioanalytical Systems, Inc...............  30,808 $   79,793
          *BioClinica, Inc.......................... 146,057    769,720
          #*BioCryst Pharmaceuticals, Inc........... 368,706  1,432,423
          *Biodel, Inc.............................. 157,030    347,036
          #*BioLase Technology, Inc.................   1,889     11,523
          *BioMimetic Therapeutics, Inc.............  23,048    310,457
          #*Bio-Reference Labs, Inc................. 194,202  4,895,832
          #*BioSante Pharmaceuticals, Inc........... 142,832    332,799
          #*BioScrip, Inc........................... 356,462  1,643,290
          #*BioSpecifics Technologies Corp..........  28,369    687,948
          #*Biotime, Inc............................   2,048     14,561
          *Bovie Medical Corp....................... 158,699    499,902
          #*BSD Medical Corp........................ 208,291    856,076
          #*Cadence Pharmaceuticals, Inc............  87,666    743,408
          *Caliper Life Sciences, Inc............... 463,531  3,101,022
          *Cambrex Corp............................. 280,334  1,474,557
           Cantel Medical Corp...................... 117,047  3,035,029
          *Capital Senior Living Corp............... 191,637  1,776,475
          *Capstone Therapeutics Corp............... 315,300     88,599
          *Caraco Pharmaceutical Laboratories, Ltd.. 261,262  1,366,400
          #*Cardica, Inc............................  57,828    228,999
          *Cardiovascular Systems, Inc..............   7,615     88,639
          #*Cardium Therapeutics, Inc...............      18          6
          *CAS Medical Systems, Inc.................     997      3,051
          *Catalyst Pharmaceutical Partners, Inc....  25,086     27,595
          *Celera Corp.............................. 466,478  3,689,841
          #*Celldex Therapeutics, Inc............... 116,893    497,964
          #*Celsion Corp............................  82,414    257,956
          #*Cerus Corp..............................  64,262    190,216
          *Chindex International, Inc...............   1,458     25,063
          #*Cleveland Biolabs, Inc..................   2,513     19,677
          *Codexis, Inc.............................  45,476    477,043
          *Columbia Laboratories, Inc...............  27,734     96,792
          *CombiMatrix Corp.........................  21,797     59,942
           Computer Programs & Systems, Inc.........  88,116  5,180,340
          #*Conceptus, Inc.......................... 278,929  4,303,874
          *CONMED Corp.............................. 265,831  7,464,534
          *Conmed Healthcare Management, Inc........     300        921
          *Continucare Corp......................... 250,295  1,341,581
          #*Corcept Therapeutics, Inc............... 199,501    877,804
          *Cornerstone Therapeutics, Inc............   8,755     61,197
          *Corvel Corp.............................. 135,738  7,031,228
          *Cross Country Healthcare, Inc............ 246,351  1,827,924
          *CryoLife, Inc............................ 246,829  1,441,481
          #*Cumberland Pharmaceuticals, Inc.........   3,958     19,948
          #*Curis, Inc.............................. 164,741    684,499
          *Cutera, Inc..............................  45,973    406,401
          *Cyberonics, Inc.......................... 225,257  8,012,392
          #*Cyclacel Pharmaceuticals, Inc...........  92,895    133,769
          *Cynosure, Inc. Class A...................  38,236    563,216
          *Cytokinetics, Inc........................ 207,907    309,781
          #*Cytori Therapeutics, Inc................  88,113    661,729
           Daxor Corp...............................  43,502    436,325
          #*DepoMed, Inc............................ 176,162  1,555,510
          *DexCom, Inc.............................. 113,012  1,881,650
          *DGT Holdings Corp........................  12,563    121,233
          *Digirad Corp.............................  75,635    229,930
          #*Discovery Laboratories, Inc.............  16,454     32,661
          *Durect Corp.............................. 607,024  2,264,200
          *DUSA Pharmaceuticals, Inc................  22,354    109,311
          *Dyax Corp................................ 689,190  1,378,380

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
                                                  Shares     Value+
                                                  ------     -----

             Health Care -- (Continued).........
               #*Dynacq Healthcare, Inc.........  64,639 $  124,107
               #*Dynavax Technologies Corp......   2,993      8,321
               *Emergent BioSolutions, Inc...... 160,822  3,732,679
               #*Emeritus Corp.................. 168,840  4,138,268
               *Emisphere Technologies, Inc.....   2,065      3,098
               *Encision, Inc...................   3,700      4,126
              .#*Endo Pharmaceuticals Solutions. 203,104    223,414
               *Endologix, Inc..................   5,792     46,046
                Ensign Group, Inc............... 102,313  2,829,978
               *EnteroMedics, Inc...............     633      1,741
               *Entremed, Inc...................   1,607      7,778
               *Enzo Biochem, Inc............... 225,415    899,406
               #*Enzon Pharmaceuticals, Inc..... 288,381  3,310,614
               *eResearch Technology, Inc....... 513,923  3,268,550
               #*Exact Sciences Corp............ 181,881  1,456,867
               *Exactech, Inc................... 100,152  1,793,722
               #*Exelixis, Inc.................. 332,859  4,080,851
               *Five Star Quality Care, Inc..... 169,463  1,420,100
               *Furiex Pharmaceuticals, Inc.....     408      6,051
               #*Genomic Health, Inc............ 146,847  4,008,923
               *Gentiva Health Services, Inc.... 125,526  3,514,728
               #*Geron Corp..................... 337,014  1,617,667
               *Greatbatch, Inc................. 212,679  5,757,221
               #*GTx, Inc....................... 169,636    722,649
               #*Halozyme Therapeutics, Inc..... 231,936  1,537,736
               *Hanger Orthopedic Group, Inc.... 308,862  8,391,781
               #*Hansen Medical, Inc............  26,688     96,077
               *Harvard Bioscience, Inc......... 306,263  1,757,950
               *HealthStream, Inc............... 175,219  1,739,925
               *Healthways, Inc................. 106,690  1,805,195
               *Helicos BioSciences Corp........ 142,459     15,670
               #*Hemispherx Biopharma, Inc......  93,100     46,550
               *Hi-Tech Pharmacal Co., Inc...... 109,346  3,024,510
               *Hooper Holmes, Inc.............. 672,769    538,215
               #*iBio, Inc...................... 116,875    333,094
               *iCAD, Inc.......................  37,500     45,750
               *Icagen, Inc.....................  18,044     49,621
               #*ICU Medical, Inc............... 135,004  6,090,030
               *Idenix Pharmaceuticals, Inc..... 173,374    880,740
               *Idera Pharmaceuticals, Inc...... 154,651    402,093
               #*ImmunoGen, Inc.................  69,361    926,663
               #*Immunomedics, Inc.............. 232,007    981,390
               *Infinity Pharmaceuticals, Inc... 148,385    887,342
               #*Inhibitex, Inc.................  12,200     51,240
               #*Inovio Pharmaceuticals, Inc....  10,400      9,896
               *Inspire Pharmaceuticals, Inc.... 503,708  2,513,503
               #*Insulet Corp...................  31,153    669,478
               *IntegraMed America, Inc.........  71,370    720,837
               #*InterMune, Inc.................  30,963  1,382,188
                Invacare Corp................... 248,109  8,162,786
               *IPC The Hospitalist Co..........  71,008  3,682,475
               *Iridex Corp.....................  10,505     42,755
               *IRIS International, Inc......... 173,728  1,633,043
               *Isis Pharmaceuticals, Inc.......   9,623     90,264
               #*IsoRay, Inc....................      20         21
               *ISTA Pharmaceuticals, Inc....... 145,725  1,493,681
               *IVAX Diagnostics, Inc...........     119         92
               *Jazz Pharmaceuticals, Inc....... 177,949  5,678,353
               *Kendle International, Inc....... 141,740  1,424,487
               *Kensey Nash Corp................ 116,629  2,884,235
               *Keryx Biopharmaceuticals, Inc...  45,500    240,695

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
                                                      Shares     Value+
                                                      ------     -----

        Health Care -- (Continued)..................
           Kewaunee Scientific Corp.................  25,060 $  280,421
          *Kindred Healthcare, Inc.................. 195,090  4,920,170
          #*K-V Pharmaceutical Co................... 148,316    582,882
          *K-V Pharmaceutical Co. Class B...........     168        664
           Landauer, Inc............................  89,070  5,359,342
          *Lannet Co., Inc..........................  69,618    401,696
          #*LCA-Vision, Inc......................... 171,936  1,158,849
           LeMaitre Vascular, Inc...................  76,300    521,892
          #*Lexicon Pharmaceuticals, Inc............  27,284     45,837
          *LHC Group, Inc........................... 122,778  3,636,684
          *Ligand Pharmaceuticals, Inc. Class B.....  54,248    602,695
          *Luminex Corp.............................  41,430    803,328
          #*Luna Innovations, Inc...................  17,526     34,351
          #*Mannkind Corp...........................  20,974     91,447
          *MAP Pharmaceuticals, Inc.................   2,047     31,565
          #*Marina Biotech, Inc.....................   1,880      1,110
          #*Maxygen, Inc............................ 355,981  1,836,862
          *MedCath Corp.............................  95,477  1,289,894
          *Medical Action Industries, Inc........... 158,571  1,379,568
          *Medical Staffing Network Holdings, Inc... 222,424        667
          *Medicines Co. (The)...................... 253,525  3,980,342
          #*MediciNova, Inc.........................  21,225     54,973
          .*MediciNova, Inc. Convertible Shares.....   1,698        647
          *Medidata Solutions, Inc..................  84,564  2,170,758
          *MedQuist Holdings, Inc...................  69,214    714,288
           MEDTOX Scientific, Inc...................  77,329  1,235,717
          *Merge Healthcare, Inc.................... 272,073  1,341,320
          #Meridian Bioscience, Inc.................  45,897  1,134,115
          *Merit Medical Systems, Inc............... 257,566  6,006,439
          *Metropolitan Health Networks, Inc........ 409,352  1,727,465
          *Micromet, Inc............................  89,366    604,114
         .#*MiddleBrook Pharmaceuticals, Inc.          3,172        220
          *Misonix, Inc.............................  62,750    146,835
          #*Molecular Insight Pharmaceuticals, Inc.. 164,930      4,371
          *Molina Healthcare, Inc................... 143,260  6,160,180
          *MWI Veterinary Supply, Inc...............  73,228  6,090,373
          *Myrexis, Inc.............................   7,799     33,068
          *Nabi Biopharmaceuticals.................. 478,391  2,765,100
          #*Nanosphere, Inc......................... 128,835    382,640
          #National Healthcare Corp................. 103,689  4,817,391
           National Research Corp...................  67,439  2,401,503
          *Natus Medical, Inc....................... 258,066  4,379,380
          *Neogen Corp.............................. 203,656  8,533,186
          *Neurocrine Biosciences, Inc.............. 337,830  2,597,913
          #*NeurogesX, Inc..........................  50,666    171,758
          *Neurometrix, Inc.........................   4,240      2,145
          *NovaMed, Inc.............................  72,805    964,666
          *Novavax, Inc............................. 419,927  1,077,113
          *Novt Corp................................     193     75,270
          *NPS Pharmaceuticals, Inc.................  60,627    628,702
          *NxStage Medical, Inc..................... 252,031  6,210,044
          *Obagi Medical Products, Inc..............  83,649  1,073,217
          #*Oculus Innovative Sciences, Inc.........     219        427
          *Omnicell, Inc............................ 241,757  3,718,223
          #*OncoGenex Pharmaceutical, Inc...........  16,093    249,602
          #*Oncothyreon, Inc........................  74,088    335,619
          #*Opexa Therapeutics, Inc.................  18,635     33,543
          *Opko Health, Inc.........................  32,883    130,874
          *OraSure Technologies, Inc................ 253,887  2,236,744
          *Orchid Cellmark, Inc..................... 287,304    801,578
          *Ore Pharmaceutical Holdings, Inc.........  47,827     16,500

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
                                                    Shares     Value+
                                                    ------     -----

          Health Care -- (Continued)..............
            #*Orexigen Therapeutics, Inc.......... 125,357 $  392,367
            *Orthofix International N.V...........   2,376     80,950
            *Orthovita, Inc....................... 359,054    865,320
            #*Osiris Therapeutics, Inc............  84,151    596,631
            *Pain Therapeutics, Inc............... 408,891  3,888,553
            *Palomar Medical Technologies, Inc....  81,697  1,307,969
            *PDI, Inc............................. 131,394  1,139,186
            #PDL BioPharma, Inc................... 606,685  3,894,918
            *Pernix Therapeutics Holdings, Inc....  39,597    473,184
            #*PharmAthene, Inc....................  12,300     46,002
            *PharMerica Corp...................... 280,658  3,693,459
            *PHC, Inc.............................  32,151     77,805
            *PhotoMedex, Inc......................     912      7,743
            #*Poniard Pharmaceuticals, Inc........  65,014     23,405
            #*Pozen, Inc.......................... 238,878  1,490,599
            *Progenics Pharmaceuticals, Inc....... 287,075  2,127,226
            *ProPhase Labs, Inc...................  56,585     62,244
            *Providence Service Corp.............. 116,135  1,711,830
            *pSivida Corp.........................  29,657    129,601
             Psychemedics Corp....................   1,558     16,904
            #*Questcor Pharmaceuticals, Inc....... 357,716  7,333,178
            #*Quidel Corp......................... 301,190  3,996,791
            *RadNet, Inc..........................  75,357    276,560
            *Raptor Pharmaceutical Corp...........     859      2,826
            *Regeneration Technologies, Inc....... 307,305    891,184
            *RehabCare Group, Inc................. 128,821  4,839,805
            *Repligen Corp........................ 314,775  1,265,396
            #*Repros Therapeutics, Inc............  10,473     59,591
            *Retractable Technologies, Inc........     272        374
            *Rigel Pharmaceuticals, Inc........... 338,101  3,080,100
            *Rochester Medical Corp............... 101,268  1,169,645
            #*Rockwell Medical Technologies, Inc..  42,868    440,254
            *Rural/Metro Corp..................... 110,300  1,878,409
            *RXi Pharmaceuticals Corp.............     319        297
            #*Sangamo BioSciences, Inc............ 343,507  2,466,380
            *Santarus, Inc........................ 256,351    797,252
            *SciClone Pharmaceuticals, Inc........ 210,296    927,405
            *Senesco Technologies, Inc............     185         50
            *SeraCare Life Sciences, Inc.......... 127,485    499,741
            *Skilled Healthcare Group, Inc........ 110,409  1,338,157
            *Solta Medical, Inc...................  40,475    146,924
            #*Somaxon Pharmaceuticals, Inc........     798      2,155
            *SonoSite, Inc........................ 152,000  5,274,400
             Span-American Medical System, Inc....  32,884    498,521
            *Spectranetics Corp................... 226,101  1,286,515
            *Spectrum Pharmaceuticals, Inc........ 121,033  1,089,297
            *SRI/Surgical Express, Inc............  47,068    209,453
            #*Staar Surgical Co................... 263,136  1,460,405
            *StemCells, Inc....................... 144,887    121,850
            #*Stereotaxis, Inc.................... 155,719    605,747
            *Strategic Diagnostics, Inc...........   4,062      9,708
            *Sucampo Pharmaceuticals, Inc.........  99,642    446,396
            *Sun Healthcare Group, Inc............ 139,719  1,647,287
            *SunLink Health Systems, Inc..........  33,465     73,623
            #*Sunrise Senior Living, Inc.......... 291,831  3,029,206
            *SuperGen, Inc........................ 211,150    572,216
            *SurModics, Inc....................... 178,665  2,744,294
            *Symmetry Medical, Inc................ 275,094  2,737,185
            *Synovis Life Technologies, Inc....... 118,002  2,406,061
            *Synta Pharmaceuticals Corp...........  98,251    596,384
            #*Targacept, Inc......................  34,298    829,326

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
                                                    Shares       Value+
                                                    ------       -----

         Health Care -- (Continued)...............
           *Telik, Inc............................ 140,820 $    126,738
           *Theragenics Corp...................... 278,526      543,126
           *Threshold Pharmaceuticals, Inc........  17,876       37,003
           *TomoTherapy, Inc...................... 327,166    1,498,420
           #*TranS1, Inc..........................  60,237      299,980
           *Transcend Services, Inc...............  40,643      980,716
           *Transcept Pharmaceuticals, Inc........ 115,896    1,164,755
           *Trimeris, Inc.........................  28,684       72,571
           *Triple-S Management Corp..............  78,690    1,647,769
            U.S. Physical Therapy, Inc............ 118,305    2,880,727
           *Urologix, Inc......................... 123,100       97,864
           *Uroplasty, Inc........................  12,179       83,548
            Utah Medical Products, Inc............  48,415    1,346,905
           *Vanda Pharmaceuticals, Inc............  14,509      116,797
           *Vascular Solutions, Inc............... 159,912    2,043,675
           *Vical, Inc............................ 159,324      599,058
           #*Vision-Sciences, Inc.................  23,250       67,890
           *Vital Images, Inc..................... 114,173    2,128,185
           *Wright Medical Group, Inc............. 162,030    2,678,356
            Young Innovations, Inc................  72,296    2,242,622
           #*Zalicus, Inc.........................  38,580      118,055
           *Zoll Medical Corp..................... 170,789    9,680,321
                                                           ------------
         Total Health Care........................          474,666,883
                                                           ------------

         Industrials -- (16.3%)...................
           *3D Systems Corp....................... 190,153    7,933,183
           *A.T. Cross Co.........................  80,115      896,487
           #AAON, Inc............................. 184,938    6,075,213
           *AAR Corp.............................. 110,173    2,868,905
           *Acacia Technologies Group............. 346,464   14,243,135
           *ACCO Brands Corp...................... 302,558    2,937,838
           #Aceto Corp............................ 226,997    1,818,246
           *Active Power, Inc..................... 333,059      809,333
           *Advisory Board Co. (The)..............  71,348    3,333,379
           *AeroCentury Corp......................   9,017      108,925
           *Aerosonic Corp........................   5,480       17,920
           *Aerovironment, Inc.................... 104,089    2,982,150
           *Air Transport Services Group, Inc..... 316,485    2,588,847
            Aircastle, Ltd........................ 224,541    2,797,781
           #*AirTran Holdings, Inc................ 487,500    3,661,125
            Alamo Group, Inc......................  91,265    2,611,092
            Albany International Corp............. 124,915    3,161,599
           #Allegiant Travel Co...................  27,355    1,227,419
           *Allied Defense Group, Inc.............  51,940      176,596
           *Allied Motion Technologies, Inc.......  35,796      251,646
           *Altra Holdings, Inc................... 149,028    3,783,821
           *American Railcar Industries, Inc...... 140,854    3,990,394
           *American Reprographics Co............. 171,041    1,530,817
            American Science & Engineering, Inc...  87,246    7,686,373
            American Woodmark Corp................ 129,485    2,629,840
            Ameron International Corp.............  79,877    5,618,548
            Ampco-Pittsburgh Corp.................  85,568    2,299,212
           *AMREP Corp............................  55,375      548,213
           *APAC Customer Services, Inc........... 236,108    1,348,177
            Apogee Enterprises, Inc............... 252,406    3,604,358
           #*Applied Energetics, Inc..............  11,903        8,094
           *Argan, Inc............................  22,352      210,109
           #Arkansas Best Corp.................... 156,529    3,601,732
           *Arotech Corp..........................  99,723      119,668
           #Art's-Way Manufacturing Co., Inc......     200        1,722
           #*Ascent Solar Technologies, Inc.......  78,540      126,449

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
                                                     Shares     Value+
                                                     ------     -----

          Industrials -- (Continued)...............
            *Astec Industries, Inc................. 180,676 $7,006,615
            *Astronics Corp........................  78,532  2,041,832
            *Astronics Corp. Class B...............  17,159    446,134
            *Astrotech Corp........................   6,182      6,491
            *Avalon Holding Corp. Class A..........  20,575     59,770
            #AZZ, Inc.............................. 116,390  5,095,554
            #Badger Meter, Inc..................... 155,222  5,884,466
            *Baker (Michael) Corp..................  84,494  2,081,932
            *Baldwin Technology Co. Class A........   2,160      3,715
             Barrett Business Services, Inc........  86,327  1,391,591
            #*Beacon Roofing Supply, Inc........... 187,235  4,179,085
            *Blount International, Inc............. 337,162  5,596,889
            #*BlueLinx Holdings, Inc...............  73,046    264,427
            *BNS Holding, Inc......................   1,324    290,618
            *Breeze-Eastern Corp...................  98,241    838,978
            *Broadwind Energy, Inc.................   8,900     14,685
            *BTU International, Inc................  74,894    853,043
            *Builders FirstSource, Inc............. 110,100    291,765
            *Butler International, Inc.............      --         --
            *C&D Technologies, Inc.................   5,725     45,800
            *CAI International, Inc................  85,163  2,142,701
            #*Capstone Turbine Corp................   7,331     14,295
             Cascade Corp.......................... 107,605  4,928,309
            *Casella Waste Systems, Inc............ 190,988  1,291,079
            #*CBIZ, Inc............................ 620,672  4,549,526
             CDI Corp..............................  77,442  1,147,690
            *CECO Environmental Corp............... 111,700    637,807
            *Celadon Group, Inc.................... 198,009  2,924,593
            *Cenveo, Inc........................... 150,186    973,205
            *Ceradyne, Inc......................... 108,599  5,088,949
            *Champion Industries, Inc..............  53,936     86,298
            *Chart Industries, Inc................. 106,909  5,196,846
             Chase Corp............................  76,372  1,262,429
             Chicago Rivet & Machine Co............  18,400    323,012
             CIRCOR International, Inc............. 108,150  4,913,255
            *Coleman Cable, Inc....................  22,409    224,538
            *Colfax Corp........................... 176,731  3,861,572
            *Columbus McKinnon Corp................ 173,761  3,475,220
            *Comarco, Inc..........................  73,255     26,372
             Comfort Systems USA, Inc.............. 330,310  4,033,085
            *Command Security Corp.................  70,192    119,326
            *Commercial Vehicle Group, Inc......... 205,589  3,548,466
            *Competitive Technologies, Inc.........  99,675    174,431
             CompX International, Inc..............  18,270    256,694
            *Conrad Industries, Inc................  18,700    252,450
            *Consolidated Graphics, Inc............  83,282  4,676,284
             Courier Corp.......................... 120,220  1,647,014
             Covanta Holding Corp..................       1         13
            *Covenant Transportation Group, Inc....  91,000    868,140
            *CPI Aerostructures, Inc...............  48,020    667,958
            *CRA International, Inc................ 101,190  2,878,856
            *Digital Power Corp....................   3,700      6,290
            *Dollar Thrifty Automotive Group, Inc.. 133,851  9,226,349
             Ducommun, Inc.........................  99,023  2,252,773
            *DXP Enterprises, Inc..................  67,888  1,782,060
            *Dycom Industries, Inc................. 159,318  2,367,465
             Dynamic Materials Corp................  59,633  1,551,651
            #*Eagle Bulk Shipping, Inc............. 303,400  1,040,662
             Eastern Co............................  56,509  1,073,671
             Ecology & Environment, Inc. Class A...  20,292    396,912
             Empire Resources, Inc.................     774      3,367

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
                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
           Encore Wire Corp.......................... 218,125 $6,087,869
          #*Ener1, Inc............................... 122,593    310,160
          #*Energy Conversion Devices, Inc........... 129,030    258,060
          #*Energy Focus, Inc........................     838        658
          #*Energy Recovery, Inc.....................  68,903    212,910
           EnergySolutions, Inc...................... 151,026    853,297
          #*EnerNOC, Inc.............................  22,498    402,939
           Ennis, Inc................................ 225,900  4,219,812
          *EnPro Industries, Inc..................... 162,708  6,521,337
          *Environmental Tectonics Corp..............  60,400    174,556
           ESCO Technologies, Inc....................   1,986     72,846
           Espey Manufacturing & Electronics Corp....  35,587    967,966
          #*Excel Maritime Carriers, Ltd............. 299,086  1,199,335
          *Exponent, Inc............................. 137,132  5,884,334
          *Express-1 Expedited Solutions, Inc........  52,527    123,964
           Federal Signal Corp....................... 476,558  3,216,767
          *First Aviation Services, Inc..............   1,700      1,394
          *Flanders Corp............................. 254,700    929,655
          *Flow International Corp................... 269,826  1,162,950
          #*Fortune Industries, Inc..................      25         16
          #Forward Air Corp.......................... 181,037  6,086,464
          *Franklin Covey Co......................... 170,796  1,574,739
           Franklin Electric Co., Inc................  84,120  3,794,653
          *Freightcar America, Inc...................  56,539  1,695,039
          *Frozen Food Express Industries............ 161,875    597,319
          *Fuel Tech, Inc............................ 105,597    856,392
          #*FuelCell Energy, Inc..................... 208,549    356,619
          *Furmanite Corp............................ 332,038  2,782,478
           G & K Services, Inc. Class A.............. 148,917  4,929,153
          #*Genco Shipping & Trading, Ltd............  93,919    787,980
          *Gencor Industries, Inc....................   5,987     45,501
          #*GenCorp, Inc............................. 257,883  1,683,976
          *GeoEye, Inc............................... 145,416  5,393,479
          *Gibraltar Industries, Inc................. 276,610  3,230,805
          *Global Power Equipment Group, Inc.........   1,918     54,222
          #Gorman-Rupp Co. (The)..................... 165,233  6,683,675
          *GP Strategies Corp........................ 153,325  2,007,024
           Graham Corp...............................  66,360  1,518,317
           Great Lakes Dredge & Dock Corp............ 316,548  2,358,283
          *Greenbrier Cos., Inc...................... 160,701  4,350,176
          *Griffon Corp.............................. 487,028  6,204,737
          *H&E Equipment Services, Inc............... 127,927  2,545,747
           Hardinge, Inc.............................  97,119  1,257,691
          *Hawaiian Holdings, Inc.................... 497,382  2,909,685
           Healthcare Services Group, Inc............ 263,722  4,683,703
           Heidrick & Struggles International, Inc... 160,368  3,752,611
          *Heritage-Crystal Clean, Inc...............  11,079    187,789
          *Hill International, Inc................... 315,824  1,601,228
          #*Hoku Corp................................  44,161     90,088
          #Horizon Lines, Inc........................ 303,509    537,211
           Houston Wire & Cable Co................... 146,291  2,456,226
          *Hudson Highland Group, Inc................  52,346    315,646
          *Hudson Technologies, Inc..................  20,484     38,510
          *Hurco Cos., Inc...........................  54,870  1,781,629
          *Huron Consulting Group, Inc...............  70,666  2,035,181
          *Huttig Building Products, Inc............. 161,870    145,683
          *ICF International, Inc....................  74,804  1,822,225
          *Identive Group, Inc....................... 128,123    443,306
          #*Innerworkings, Inc....................... 195,239  1,751,294
          *Innotrac Corp............................. 156,400    233,036
          *Innovative Solutions & Support, Inc....... 139,210    789,321

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
                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
          *Insituform Technologies, Inc.............. 132,852 $3,362,484
           Insperity, Inc............................ 131,774  3,991,434
           Insteel Industries, Inc...................  70,365  1,050,549
          *Integrated Electrical Services, Inc....... 118,179    399,445
          *Intelligent Systems Corp..................  42,582     81,332
           Interface, Inc. Class A................... 273,255  5,093,473
          *Interline Brands, Inc..................... 254,443  5,373,836
           International Shipholding Corp............  58,508  1,403,607
           Intersections, Inc........................ 159,980  2,407,699
           John Bean Technologies Corp............... 126,659  2,559,778
          *JPS Industries, Inc.......................  24,500    122,500
          *Kadant, Inc...............................  98,109  3,026,663
           Kaman Corp. Class A....................... 236,632  8,802,710
          *Kelly Services, Inc. Class A.............. 252,238  4,820,268
          *Kelly Services, Inc. Class B..............     618     11,622
          *Key Technology, Inc.......................  49,705    925,010
          *Kforce, Inc............................... 392,320  6,139,808
           Kimball International, Inc. Class B....... 239,689  1,792,874
           Knoll, Inc................................ 213,971  4,200,251
          *Korn/Ferry International.................. 280,355  5,806,152
          *Kratos Defense & Security Solutions, Inc..  47,735    652,537
           L.S. Starrett Co. Class A.................  51,344    703,926
          *LaBarge, Inc.............................. 173,450  3,319,833
          *Ladish Co., Inc........................... 121,329  6,879,354
           Lawson Products, Inc......................  82,104  1,808,751
          *Layne Christensen Co...................... 143,239  4,262,793
           LB Foster Co. Class A..................... 103,703  4,413,600
          *LECG Corp.................................  83,238      6,160
          #Lindsay Corp..............................  59,188  4,339,664
          *LMI Aerospace, Inc........................  94,098  1,886,665
           LSI Industries, Inc....................... 202,766  1,680,930
          *Lydall, Inc............................... 140,704  1,371,864
          *M&F Worldwide Corp........................  86,442  2,168,830
          *Magnetek, Inc............................. 307,119    651,092
          *Manitex International, Inc................   6,450     38,120
           Marten Transport, Ltd..................... 205,308  4,590,687
           McGrath Rentcorp.......................... 238,324  6,766,018
          #*Metalico, Inc............................ 363,245  2,302,973
           Met-Pro Corp.............................. 188,147  2,237,068
          *MFRI, Inc.................................  57,134    591,337
          #*Microvision, Inc......................... 228,618    356,644
           Miller Industries, Inc....................  49,036    775,750
          *Mistras Group, Inc........................  39,553    724,611
          #*Mobile Mini, Inc......................... 157,408  3,921,033
          *Mueller (Paul) Co.........................  10,813    216,801
           Mueller Water Products, Inc............... 682,008  3,000,835
           Multi-Color Corp.......................... 102,267  2,112,836
          *MYR Group, Inc............................  89,777  2,238,141
           NACCO Industries, Inc. Class A............  23,494  2,472,274
          *National Patent Development Corp.......... 109,400    170,664
           National Presto Industries, Inc...........  24,535  2,724,121
           National Technical Systems, Inc...........  86,036    640,108
          *Navigant Consulting, Inc.................. 128,047  1,491,748
         .#*NIVS IntelliMedia Technology Group, Inc.   18,434     40,737
          *NN, Inc................................... 161,652  2,833,760
          *Northwest Pipe Co.........................  88,868  2,138,164
          #*Ocean Power Technologies, Inc............  26,526    129,182
          *Odyssey Marine Exploration, Inc........... 448,045  1,783,219
          *Omega Flex, Inc........................... 102,151  1,441,351
          *On Assignment, Inc........................ 202,321  2,219,461
          *Orbit International Corp..................  14,582     52,204

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
                                                    Shares     Value+
                                                    ------     -----

          Industrials -- (Continued)..............
            *Orion Energy Systems, Inc............  24,859 $   91,233
            #*Orion Marine Group, Inc.............  77,520    800,782
            *P.A.M. Transportation Services, Inc..  86,903    988,087
            #*Pacer International, Inc............ 153,698    920,651
            *Paragon Technologies, Inc............  13,026     29,960
            *Park-Ohio Holdings Corp..............  99,596  2,123,387
            *Patrick Industries, Inc..............  63,054    150,069
            *Patriot Transportation Holding, Inc..  92,577  2,333,866
            *PGT, Inc.............................  35,519     88,087
            *Pike Electric Corp................... 149,660  1,520,546
            *Pinnacle Airlines Corp............... 182,789    996,200
            #*Plug Power, Inc..................... 651,909    371,588
            *PMFG, Inc............................ 112,824  2,585,926
            *Polypore International, Inc..........  97,700  6,034,929
            *Powell Industries, Inc............... 110,153  4,353,247
            *PowerSecure International, Inc....... 174,708  1,371,458
             Preformed Line Products Co...........  51,643  3,710,550
            *PRGX Global, Inc.....................  99,229    777,955
             Primoris Services Corp...............  14,702    173,190
             Providence & Worcester Railroad Co...  18,397    294,168
            *Quality Distribution, Inc............ 193,992  2,308,505
             Quanex Building Products Corp........ 176,013  3,689,232
            *RailAmerica, Inc.....................  63,498  1,080,736
             Raven Industries, Inc................ 178,996  9,730,223
            *RBC Bearings, Inc.................... 115,946  4,552,040
            *RCM Technologies, Inc................ 114,406    646,394
            *Real Goods Solar, Inc................   1,196      3,098
            #*Republic Airways Holdings, Inc...... 209,361  1,129,503
             Resources Connection, Inc............  97,898  1,447,911
             Robbins & Myers, Inc.................  86,957  3,780,021
            *RSC Holdings, Inc.................... 107,760  1,419,199
            *Rush Enterprises, Inc. Class A....... 235,533  4,962,680
            *Rush Enterprises, Inc. Class B....... 115,888  2,143,928
            *Saia, Inc............................ 112,232  1,863,051
            #*SatCon Technology Corp.............. 315,637  1,010,038
            *Sauer-Danfoss, Inc...................  52,133  3,077,411
             Schawk, Inc.......................... 244,011  4,602,047
            *School Specialty, Inc................ 188,169  2,786,783
            *Schuff International, Inc............  53,200    730,968
             Servidyne, Inc.......................  20,344     50,250
            *Servotronics, Inc....................  24,804    227,329
            *SFN Group, Inc....................... 474,893  5,000,623
             SIFCO Industries, Inc................  45,830    755,278
             SkyWest, Inc......................... 286,772  4,740,341
            *SL Industries, Inc...................  54,267  1,148,832
             SmartPros, Ltd.......................  38,973     85,546
            *Sparton Corp.........................  41,275    335,978
            *Spherix, Inc......................... 134,835     40,585
            *Spire Corp...........................  86,511    342,584
            *Standard Parking Corp................ 169,280  2,960,707
            #Standard Register Co.................  85,567    294,350
             Standex International Corp........... 111,400  4,072,784
            *Sterling Construction Co., Inc.......  63,573    952,959
             Sun Hydraulics, Inc.................. 152,558  7,092,421
             Superior Uniform Group, Inc..........  55,873    629,409
            *Supreme Industries, Inc.............. 101,505    260,868
            *SYKES Enterprises, Inc............... 267,655  5,361,130
            *Sypris Solutions, Inc................ 167,114    838,912
            #TAL International Group, Inc......... 210,541  7,590,003
            *Taser International, Inc............. 327,615  1,461,163
            *Team, Inc............................ 155,314  3,875,084

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
                                                   Shares       Value+
                                                   ------       -----

         Industrials -- (Continued)..............
           *Tech/Ops Sevcon, Inc.................  56,400 $    402,696
            Technology Research Corp.............  57,021      408,841
           *Tecumseh Products Co. Class A........ 122,247    1,251,809
           *Tecumseh Products Co. Class B........  10,870      108,483
           *Tel-Instrument Electronics Corp......  19,940      161,115
            Tennant Co........................... 176,300    7,231,826
           *Thomas Group, Inc....................      61           63
           #Titan International, Inc............. 319,702    9,875,595
           #*Titan Machinery, Inc................  92,091    2,897,183
           *Track Data Corp......................     186       19,019
           *Trailer Bridge, Inc..................  45,313      114,189
           *Transcat, Inc........................  42,500      427,125
           *TRC Cos., Inc........................ 198,230      991,150
            Tredegar Industries, Inc............. 334,848    7,326,474
           #*Trex Co., Inc....................... 135,673    4,352,390
           *TriMas Corp.......................... 285,793    6,633,256
           *TrueBlue, Inc........................ 260,361    3,665,883
           *Tufco Technologies, Inc..............   6,498       21,183
            Twin Disc, Inc.......................  92,614    3,155,359
           *U.S. Home Systems, Inc...............  13,467       69,355
           *Ultralife Corp.......................  83,995      369,578
            UniFirst Corp........................ 129,919    6,724,607
           *United Capital Corp..................  86,186    2,348,568
           #*United Rentals, Inc................. 353,280   10,393,498
            Universal Forest Products, Inc.......  84,556    2,730,313
           *Universal Power Group, Inc...........  29,335      118,220
           *Universal Security Instruments, Inc..   1,699       12,929
           *Universal Truckload Services, Inc....  55,559      880,055
           #*UQM Technologies, Inc............... 110,141      307,293
            US Ecology, Inc...................... 174,893    3,211,035
           *USA Truck, Inc.......................  65,486      815,301
           #*Valence Technology, Inc.............  67,400       91,664
           *Valpey Fisher Corp...................  36,360      113,443
           *Versar, Inc..........................  37,056      113,021
            Viad Corp............................ 194,462    4,824,602
           #Vicor Corp........................... 266,251    4,449,054
            Virco Manufacturing Corp............. 133,476      408,437
           *Volt Information Sciences, Inc....... 192,487    2,069,235
            VSE Corp.............................  33,572      946,395
           *Wabash National Corp................. 157,638    1,738,747
           *WCA Waste Corp....................... 140,080      836,278
           *Willdan Group, Inc...................   3,898       16,995
           *Willis Lease Finance Corp............  76,817    1,013,216
           #*YRC Worldwide, Inc..................   4,106        8,130
                                                          ------------
         Total Industrials.......................          700,840,747
                                                          ------------

         Information Technology -- (19.8%).......
           *Accelrys, Inc........................ 522,207    3,953,107
           #*ACI Worldwide, Inc.................. 141,774    4,684,213
           *Acme Packet, Inc..................... 124,480   10,283,293
           *Acorn Energy, Inc....................  34,796      140,924
           *Actuate Corp......................... 544,100    3,172,103
           *ADDvantage Technologies Group, Inc...  84,703      263,426
           *Adept Technology, Inc................  25,697       96,621
           *ADPT Corp............................ 736,555    2,106,547
           *Advanced Analogic Technologies, Inc.. 180,101      767,230
           *Advanced Energy Industries, Inc...... 380,064    5,377,906
           *Advanced Photonix, Inc...............  65,272      107,699
           *Aehr Test Systems....................  42,505       62,057
           *Aetrium, Inc.........................   2,617        4,580
           *Agilysys, Inc........................ 170,787      891,508

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
                                                      Shares      Value+
                                                      ------      -----

       Information Technology -- (Continued)........
       American Software, Inc. Class A.............. 237,310 $ 1,846,272
         #*Amtech Systems, Inc......................  74,328   1,700,625
         *Anadigics, Inc............................ 374,130   1,462,848
         *Analysts International Corp...............  38,018     165,758
         *Anaren, Inc............................... 130,470   2,164,497
         #*Applied Micro Circuits Corp.............. 630,713   6,609,872
         *Astea International, Inc..................  21,160     112,360
          Astro-Med, Inc............................  58,216     453,503
         #*ATMI, Inc................................ 153,705   3,060,267
         *ATS Corp..................................   3,108      14,608
         *AuthenTec, Inc............................  75,150     218,687
         #*Authentidate Holding Corp................  14,259      16,113
         *Autobytel, Inc............................ 390,292     565,923
         *Aviat Networks, Inc....................... 261,130   1,336,986
         *Avid Technology, Inc...................... 155,670   2,892,349
         *Aware, Inc................................  86,116     291,072
         *Axcelis Technologies, Inc................. 927,266   1,733,987
         *AXT, Inc.................................. 289,963   2,026,841
          Bel Fuse, Inc. Class A....................  33,988     781,724
          Bel Fuse, Inc. Class B....................  92,806   1,868,185
         *BigBand Networks, Inc..................... 215,288     551,137
         *Bitstream, Inc............................  81,600     506,736
          Black Box Corp............................ 145,082   5,069,165
         *Blonder Tongue Laboratories, Inc..........  76,200     171,450
          Bogen Communications International, Inc...  33,103      87,723
         *Bottomline Technologies, Inc.............. 236,535   6,570,942
         *Brightpoint, Inc.......................... 488,045   4,939,015
         *BroadVision, Inc..........................   8,378     112,517
         *Brooks Automation, Inc.................... 432,285   5,286,846
         *Bsquare Corp..............................  89,864     638,933
         *Cabot Microelectronics Corp............... 230,045  11,237,698
         *CalAmp Corp............................... 221,484     706,534
         *Calix, Inc................................  58,279   1,273,979
         *Callidus Software, Inc.................... 242,457   1,675,378
         *Cardtronics, Inc.......................... 207,208   4,403,170
         *Cascade Microtech, Inc....................  81,299     535,760
          Cass Information Systems, Inc.............  36,620   1,461,870
         *CEVA, Inc................................. 185,763   5,680,633
         *Checkpoint Systems, Inc................... 177,264   3,733,180
         *China Information Technology, Inc.........  60,839     159,398
         *Chyron International Corp.................     315         652
         *Ciber, Inc................................ 323,204   1,848,727
         *Cinedigm Digital Cinema Corp..............   1,512       3,372
         *Clearfield, Inc...........................  78,376     461,635
          Cognex Corp............................... 225,498   7,053,577
         *Cogo Group, Inc...........................  61,350     503,684
         *Coherent, Inc............................. 132,487   8,281,762
          Cohu, Inc................................. 156,975   2,262,010
        .#*Commerce One LLC                            4,800          --
          Communications Systems, Inc...............  79,847   1,269,567
         *Computer Task Group, Inc.................. 178,083   2,644,533
         *comScore, Inc............................. 142,328   4,242,798
          Comtech Telecommunications Corp...........  29,241     827,520
         #*Comverge, Inc............................  64,334     248,329
         *Concurrent Computer Corp..................  19,659     116,578
         #*Constant Contact, Inc.................... 128,095   3,549,512
         *Cray, Inc................................. 217,052   1,458,589
         *CSG Systems International, Inc............ 167,254   3,552,475
         *CSP, Inc..................................  49,891     237,481
          CTS Corp.................................. 184,539   2,028,084
         *CVD Equipment Corp........................  31,867     359,460

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
                                                     Shares     Value+
                                                     ------     -----

          Information Technology -- (Continued)....
            *CyberOptics Corp......................  56,931 $  566,463
            #Daktronics, Inc....................... 201,918  2,166,580
            *Data I/O Corp.........................  77,000    476,630
            *Datalink Corp.........................  57,303    456,705
            *Dataram Corp..........................  83,150    158,817
            *Datawatch Corp........................  18,488     97,062
             DDi Corp.............................. 149,478  1,436,484
            *DealerTrack Holdings, Inc............. 179,775  4,037,747
            *Deltek, Inc........................... 103,969    779,768
            *DemandTec, Inc........................  66,912    740,716
            *DG FastChannel, Inc................... 103,652  3,792,627
            *Dice Holdings, Inc.................... 153,329  2,810,521
            *Digi International, Inc............... 238,516  2,816,874
            *Digimarc Corp.........................  60,552  1,634,298
            *Digital Angel Corp....................  39,154     12,334
            *Diodes, Inc...........................  66,743  2,283,945
            *Ditech Networks, Inc.................. 308,589    419,681
            #*Document Security Systems, Inc.......  26,514     85,640
            *Dot Hill Systems Corp................. 440,866  1,300,555
            *DSP Group, Inc........................ 238,823  1,929,690
            *DTS, Inc.............................. 171,283  7,546,729
            *Dynamics Research Corp................  82,749  1,229,650
             Earthlink, Inc........................ 125,420  1,030,952
            *Easylink Services International Corp..  13,900     57,963
            #*Ebix, Inc............................ 186,937  4,271,510
            #*Echelon Corp......................... 261,965  2,491,287
            #*Echo Global Logistics, Inc...........     419      5,828
            #*EDGAR Online, Inc....................  80,827    109,116
            *Edgewater Technology, Inc.............  87,868    287,328
            *Elecsys Corp..........................  31,697    161,338
             Electro Rent Corp..................... 237,805  3,745,429
            *Electro Scientific Industries, Inc....  94,573  1,555,726
            *Electronics for Imaging, Inc.......... 198,329  3,561,989
             Electro-Sensors, Inc..................   3,450     15,732
            *eLoyalty Corp......................... 104,824    725,382
            *eMagin Corp...........................  11,446     92,140
            #*EMCORE Corp.......................... 457,634  1,194,425
            *EMS Technologies, Inc................. 150,692  3,806,480
            *EndWave Corp..........................  25,522     61,508
            *Entegris, Inc......................... 947,226  8,174,560
            *Entorian Technologies, Inc............  37,101    148,404
            #*Entropic Communications, Inc......... 186,610  1,634,704
            *Epicor Software Corp.................. 556,902  6,961,275
             EPIQ Systems, Inc..................... 281,567  4,006,698
            *ePlus, Inc............................  55,622  1,537,948
            *Euronet Worldwide, Inc................  19,278    361,463
            *Evans & Sutherland Computer Corp......   9,539      4,865
            #*Evergreen Solar, Inc.................   3,000      4,350
             Evolving Systems, Inc.................  35,800    281,746
            *Exar Corp............................. 394,225  2,408,715
            *ExlService Holdings, Inc.............. 142,858  2,960,018
            *Extreme Networks...................... 454,881  1,423,778
            *FalconStor Software, Inc.............. 518,507  2,208,840
            *Faro Technologies, Inc................ 136,792  5,905,311
             Forrester Research, Inc............... 223,549  8,832,421
            *Frequency Electronics, Inc............  74,860    769,561
            *FSI International, Inc................ 292,355  1,344,833
            *Gerber Scientific, Inc................ 214,642  2,051,978
            *Giga-Tronics, Inc.....................  33,725     93,418
            *GigOptix, Inc.........................   6,732     18,378
            *Global Cash Access, Inc............... 441,604  1,457,293

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
                                                    Shares      Value+
                                                    ------      -----

          Information Technology -- (Continued).
            *Globalscape, Inc...................     5,930 $    15,774
            *Globecomm Systems, Inc.............    93,301   1,336,070
            #*Glu Mobile, Inc...................       500       1,985
            *GSE Systems, Inc...................   117,306     260,419
            *GSI Technology, Inc................   125,619   1,119,265
            *GTSI Corp..........................    87,165     404,446
            *Guidance Software, Inc.............    60,820     485,952
            *Hackett Group, Inc.................   399,420   1,733,483
            *Harmonic, Inc......................   799,403   6,619,057
            *Hauppauge Digital, Inc.............    42,278      89,629
             Heartland Payment Systems, Inc.....    97,665   1,949,393
            .*Here Media, Inc...................     9,920          --
            .*Here Media, Inc. Special Shares...     9,920          --
            *HSW International, Inc.............     1,102       4,838
            *Hutchinson Technology, Inc.........   232,731     621,392
            *Hypercom Corp......................   539,100   6,453,027
            *I.D. Systems, Inc..................     7,788      34,890
            *IEC Electronics Corp...............    33,392     289,175
             iGATE Corp.........................   521,424   8,843,351
            #*iGo, Inc..........................   105,754     311,974
            *Ikanos Communications, Inc.........    64,641      81,448
            *Imation Corp.......................   162,872   1,672,695
             Imergent, Inc......................   104,426     699,654
            *Immersion Corp.....................   214,282   1,551,402
            *Infinera Corp......................   103,193     806,969
            *InfoSpace, Inc.....................   308,483   2,776,347
            *Innodata Isogen, Inc...............   221,003     572,398
            *Insight Enterprises, Inc...........   398,956   6,846,085
            *InsWeb Corp........................    12,966     104,636
            *Integral Systems, Inc..............   184,311   2,302,044
            *Integrated Silicon Solution, Inc...   209,476   2,023,538
            #*Intellicheck Mobilisa, Inc........    25,737      26,509
            *Interactive Intelligence, Inc......   150,502   5,631,785
            *Intermec, Inc......................   175,869   2,018,976
            *Internap Network Services Corp.....   253,118   2,047,725
           #*Internet Media Services, Inc.          10,929       2,404
            *Interphase Corp....................    10,817      58,520
            *Intest Corp........................    84,141     334,040
            *Intevac, Inc.......................   169,204   2,069,365
            *IntriCon Corp......................    53,872     253,198
            *Inuvo, Inc.........................       507       1,257
            *INX, Inc...........................    43,500     282,750
            *iPass, Inc.........................   374,162     520,085
            *IPG Photonics Corp.................   458,850  31,871,721
            *Iteris, Inc........................    52,380      72,284
            *Ixia...............................   355,781   5,813,462
            *IXYS Corp..........................   313,471   4,971,650
            *Jaco Electronics, Inc..............    13,310       4,399
            *Kemet Corp.........................   222,300   3,496,779
            *Kenexa Corp........................   115,447   3,396,451
            *Key Tronic Corp....................     3,880      20,448
             Keynote Systems, Inc...............   113,450   2,421,023
            #*KIT Digital, Inc..................   113,347   1,304,624
            *Knot, Inc. (The)...................   182,522   1,863,550
            #*Kopin Corp........................   670,044   3,222,912
            *Kulicke & Soffa Industries, Inc....   471,531   4,272,071
            *KVH Industries, Inc................    89,190   1,168,389
            #*L-1 Identity Solutions, Inc.......   785,607   9,215,170
            *Lantronix, Inc.....................        45         179
            *Lattice Semiconductor Corp......... 1,025,162   6,960,850
            *LeCroy Corp........................   115,888   1,513,497

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
                                                     Shares      Value+
                                                     ------      -----

         Information Technology -- (Continued)...
           *LGL Group, Inc.......................    29,250 $   403,650
           #*LightPath Technologies, Inc.........     8,650      14,273
           *Limelight Networks, Inc..............   537,184   3,421,862
           *Lionbridge Technologies, Inc.........   229,902     774,770
           *Liquidity Services, Inc..............   125,125   2,433,681
            Littlefuse, Inc......................   126,834   7,890,343
           *Logic Devices, Inc...................    45,800      34,350
           #*LogMeIn, Inc........................    98,095   4,224,952
           *LoJack Corp..........................   182,226     834,595
           *LookSmart, Ltd.......................     2,693       5,224
           *LoopNet, Inc.........................   321,495   5,973,377
           *Loral Space & Communications, Inc....   158,091  11,050,561
           *LTX-Credence Corp....................   405,955   3,519,630
           *Mace Security International, Inc.....   123,447      37,034
           *Magma Design Automation, Inc.........   152,525     970,059
           *Management Network Group, Inc........    21,645      48,701
           *Manhattan Associates, Inc............   238,948   8,637,970
            Marchex, Inc.........................   127,435     899,691
           *Mastech Holdings, Inc................       773       2,999
           *Mattson Technology, Inc..............   189,115     438,747
           #*Maxwell Technologies, Inc...........    67,583   1,205,005
           *Measurement Specialties, Inc.........    65,126   2,265,082
           *MEMSIC, Inc..........................    13,904      48,525
           *Mercury Computer Systems, Inc........   201,093   3,883,106
            Mesa Laboratories, Inc...............    31,800     984,528
            Methode Electronics, Inc.............   219,736   2,715,937
           #Micrel, Inc..........................   523,771   6,709,507
           #*Mindspeed Technologies, Inc.........   183,269   1,653,086
           #*MIPS Technologies, Inc..............   435,974   3,627,304
            Mocon, Inc...........................    63,175     915,406
            ModusLink Global Solutions, Inc......   188,040     985,330
           *MoneyGram International, Inc.........   334,523   1,324,711
           *Monolithic Power Systems, Inc........   283,490   4,813,660
           *Monotype Imaging Holdings, Inc.......   140,267   1,907,631
           *MoSys, Inc...........................   131,721     815,353
           *Move, Inc............................ 1,380,603   3,299,641
           *MRV Communications, Inc.............. 1,232,392   1,885,560
           #MTS Systems Corp.....................   170,976   7,569,108
           *Multi-Fineline Electronix, Inc.......   170,447   4,539,004
           *Nanometrics, Inc.....................   138,605   2,241,243
           *NAPCO Security Technologies, Inc.....   307,597     676,713
           *NCI, Inc. Class A....................    49,905   1,228,162
           *NETGEAR, Inc.........................   148,295   6,191,316
           #*NetList, Inc........................   103,778     245,954
           *NetScout Systems, Inc................   317,575   8,126,744
           *Network Engines, Inc.................   348,071     619,566
           *Network Equipment Technologies, Inc..   160,680     541,492
           *Newport Corp.........................   189,241   3,544,484
           *Newtek Business Services, Inc........   243,027     352,389
            NIC, Inc.............................   605,136   7,779,023
           *Novatel Wireless, Inc................   174,669   1,082,948
           *NumereX Corp. Class A................    74,539     726,010
           #*Oclaro, Inc.........................   237,093   2,658,998
           *Omtool, Ltd..........................    30,770      99,233
           *Online Resources Corp................   247,388     945,022
           #*Onvia, Inc..........................     6,308      26,367
           *Openwave Systems, Inc................   296,972     623,641
           *Oplink Communications, Inc...........   101,787   2,015,383
            OPNET Technologies, Inc..............   203,834   7,982,139
           *Opnext, Inc..........................   217,729     513,840
            OPTi, Inc............................   118,200     236,400

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
                                                    Shares     Value+
                                                    ------     -----

          Information Technology -- (Continued).
             Optical Cable Corp.................    48,605 $  218,236
            *Orbcomm, Inc.......................   129,042    400,030
            *OSI Systems, Inc...................   149,402  5,735,543
            *Overland Storage, Inc..............    40,733     93,686
            *PAR Technology Corp................   132,150    560,316
             Park Electrochemical Corp..........   186,835  5,973,115
            #*ParkerVision, Inc.................   171,061    108,162
            *PC Connection, Inc.................   107,974    958,809
            *PC Mall, Inc.......................   117,011  1,143,197
            *PC-Tel, Inc........................   184,240  1,344,952
            *PDF Solutions, Inc.................    76,785    485,281
            *Perceptron, Inc....................    36,997    231,601
            *Perficient, Inc....................   176,256  2,201,437
            *Performance Technologies, Inc......   102,658    222,768
            *Pericom Semiconductor Corp.........   223,814  2,034,469
            *Pervasive Software, Inc............   187,100  1,272,280
            #*PFSweb, Inc.......................    24,219    146,525
            *Photronics, Inc....................   419,226  3,659,843
            *Pixelworks, Inc....................    58,234    163,055
            *Planar Systems, Inc................   162,480    404,575
            *PLX Technology, Inc................   109,394    375,221
            #*Powerwave Technologies, Inc.......   858,986  3,925,566
            *Presstek, Inc......................   128,117    233,173
            *PROS Holdings, Inc.................    74,857  1,173,758
             Pulse Electronics Corp.............   100,037    598,221
             QAD, Inc. Class A..................   124,823  1,363,067
             QAD, Inc. Class B..................    31,205    325,468
            *Qualstar Corp......................    90,434    160,068
            *Quantum Corp....................... 1,914,756  6,088,924
            #*QuickLogic Corp...................   255,504    953,030
            *QuinStreet, Inc....................    17,797    321,770
            *Radiant Systems, Inc...............   234,269  4,666,638
            *RadiSys Corp.......................   210,284  1,852,602
            *RAE Systems, Inc...................    17,957     33,580
            *Rainmaker Systems, Inc.............     1,126      1,261
            *Ramtron International Corp.........   232,136    742,835
            *RealNetworks, Inc.................. 1,221,044  4,517,863
            *Reis, Inc..........................    85,111    830,683
            *Relm Wireless Corp.................    37,546     54,442
             Renaissance Learning, Inc..........   291,558  3,495,780
            #*Research Frontiers, Inc...........     6,000     35,220
             RF Industries, Ltd.................    43,534    165,429
            *RF Monolithics, Inc................    83,600    105,336
             Richardson Electronics, Ltd........   131,104  1,767,282
            #*RightNow Technologies, Inc........   262,553  9,499,168
             Rimage Corp........................    86,339  1,291,631
            *Rofin-Sinar Technologies, Inc......   132,326  5,731,039
            *Rogers Corp........................   105,946  4,398,878
            #*Rosetta Stone, Inc................    66,853    941,290
            #*Rubicon Technology, Inc...........    26,487    755,144
            *Rudolph Technologies, Inc..........   267,647  3,027,088
            *S1 Corp............................   564,366  3,877,194
            *Saba Software, Inc.................   116,171  1,179,136
            *SAVVIS, Inc........................   116,508  4,585,755
            *ScanSource, Inc....................   236,107  8,445,547
            *Schmitt Industries, Inc............    17,800     61,410
            *Scientific Learning Corp...........   104,088    322,673
            *SeaChange International, Inc.......   265,323  2,841,609
            *Selectica, Inc.....................    26,569    140,550
            *ShoreTel, Inc......................   203,084  2,122,228
            *Sigma Designs, Inc.................   144,137  1,839,188

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CONTINUED

                                                     Shares      Value+
                                                     ------      -----

         Information Technology -- (Continued).....
           *Sigmatron International, Inc...........  18,200 $    96,278
           *Silicon Graphics International Corp.... 117,858   2,166,230
           *Silicon Image, Inc..................... 325,798   2,710,639
           *Simulations Plus, Inc.................. 123,672     392,040
           *Smart Modular Technologies (WWH), Inc.. 277,634   2,537,575
           *Smith Micro Software, Inc.............. 157,813   1,218,316
           *Soapstone Networks, Inc................ 134,773       1,011
           #*Sonic Foundry, Inc....................  24,133     325,313
           *Sonus Networks, Inc.................... 639,828   2,520,922
           #*Soundbite Communications, Inc.........   1,608       4,245
           #*Sourcefire, Inc....................... 141,131   3,756,907
           *Spark Networks, Inc....................  37,163     119,665
           *Spectrum Control, Inc.................. 116,095   2,309,130
           *SRS Labs, Inc..........................  95,787     780,664
           #Stamps.com, Inc........................ 164,369   2,222,269
           *Standard Microsystems Corp............. 211,838   5,751,402
           *StarTek, Inc........................... 131,000     712,640
           #*STEC, Inc............................. 446,325   9,337,119
           *SteelCloud, Inc........................   9,235       1,547
           #*Stratasys, Inc........................ 197,122  10,615,020
           *Stream Global Services, Inc............   5,531      18,031
           *Sunshine PCS Corp. Class A.............       8         268
           *Super Micro Computer, Inc.............. 143,297   2,444,647
           *Supertex, Inc.......................... 127,305   2,748,515
           *Support.com, Inc....................... 235,849   1,351,415
           *Sycamore Networks, Inc................. 113,507   2,780,922
           *Symmetricom, Inc....................... 449,992   2,744,951
           *Synaptics, Inc.........................   4,959     140,935
           *Synchronoss Technologies, Inc.......... 116,383   3,754,516
           *Taitron Components, Inc................   9,373      14,153
           *Take-Two Interactive Software, Inc.....   6,765     109,458
            Technical Communications Corp..........   7,300      73,657
           *TechTarget, Inc........................  70,376     608,049
           *TeleCommunication Systems, Inc......... 336,852   1,552,888
            Telular Corp........................... 110,589     773,017
            Tessco Technologies, Inc...............  64,956     765,831
           *Tessera Technologies, Inc..............  62,598   1,236,936
            TheStreet.com, Inc..................... 236,080     849,888
           #*THQ, Inc.............................. 299,346   1,209,358
           *Tier Technologies, Inc................. 169,900     949,741
           *TII Network Technologies, Inc..........  57,160     168,050
           *TNS, Inc............................... 209,978   3,449,939
           *Tollgrade Communications, Inc.......... 116,607   1,176,565
           *Transact Technologies, Inc.............  90,009   1,042,304
           #*TranSwitch Corp.......................  39,152     162,872
           #*Travelzoo, Inc........................ 131,842  10,797,860
           *Trident Microsystems, Inc..............  79,221      80,013
           *Trio-Tech International................   3,392      14,993
           *Triquint Semiconductor, Inc............ 395,905   5,451,612
           *TSR, Inc...............................  60,552     303,971
           *TTM Technologies, Inc.................. 252,043   4,819,062
           #*Tyler Technologies, Inc............... 364,519   9,036,426
           #*Ultimate Software Group, Inc.......... 179,380  10,045,280
           *Ultra Clean Holdings, Inc..............  96,807   1,112,312
           *Ultratech, Inc......................... 176,036   5,511,687
            United Online, Inc..................... 721,582   4,762,441
           #*Universal Display Corp................ 307,402  16,888,666
           *UTStarcom, Inc......................... 294,080     755,786
           *Vertro, Inc............................     519       1,801
           *Viasystems Group, Inc..................  31,923     833,510
           *Vicon Industries, Inc..................  45,650     223,685

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CONTINUED

                                                  Shares       Value+
                                                  ------       -----

          Information Technology -- (Continued).
            *Video Display Corp.................  85,637 $    309,150
            #Virnetx Holding Corp............... 245,973    6,235,416
            *Virtusa Corp....................... 209,087    3,901,563
            *Vocus, Inc......................... 107,073    3,172,573
            *Volterra Semiconductor Corp........ 141,652    3,724,031
             Wayside Technology Group, Inc......  30,941      434,721
            *Web.com Group, Inc................. 170,509    2,690,632
            *WebMediaBrands, Inc................ 267,844      471,405
            *Websense, Inc......................  38,436      991,264
            *Westell Technologies, Inc.......... 435,126    1,566,454
            *Winland Electronics, Inc...........  20,500       14,965
            *Wireless Ronin Technologies, Inc...  25,855       31,543
            *Wireless Telecom Group, Inc........ 225,386      202,847
            *WPCS International, Inc............  14,426       37,508
            *X-Rite, Inc........................  25,207      123,766
            *Zhone Technologies, Inc............  74,478      200,346
            #*Zix Corp.......................... 165,802      547,147
            *Zoran Corp......................... 406,292    4,253,877
            *Zygo Corp..........................  69,998    1,046,470
                                                         ------------
          Total Information Technology..........          856,103,981
                                                         ------------

          Materials -- (4.4%)...................
             A. Schulman, Inc................... 271,343    6,870,405
            *A.M. Castle & Co...................  98,432    1,858,396
            *AEP Industries, Inc................  66,061    2,003,630
            #AMCOL International Corp........... 263,102    9,792,656
            *American Pacific Corp..............  69,310      427,643
             American Vanguard Corp............. 116,571    1,039,813
            *Arabian American Development Co....  11,163       45,545
             Arch Chemicals, Inc................ 218,955    8,466,990
             Balchem Corp....................... 235,675    9,353,941
            #Boise, Inc......................... 381,388    3,745,230
             Buckeye Technologies, Inc.......... 269,390    7,586,022
            *Calgon Carbon Corp................. 258,401    4,434,161
            *Clearwater Paper Corp..............  51,165    4,015,429
            *Contango ORE, Inc..................   1,592       27,701
            *Continental Materials Corp.........  14,518      229,530
            *Core Molding Technologies, Inc.....  48,931      411,020
             Deltic Timber Corp................. 123,009    8,340,010
            *Detrex Corp........................  10,200       89,760
            *Ferro Corp......................... 138,050    2,070,750
             Flamemaster Corp...................     189          969
            *Flotek Industries, Inc.............  32,845      314,655
             Friedman Industries, Inc...........  61,530      652,218
            #*Gammon Gold, Inc..................  24,205      264,077
            #*General Moly, Inc................. 244,236    1,250,488
            #*General Steel Holdings, Inc.......   5,921       13,381
            *Georgia Gulf Corp.................. 109,757    4,322,231
            *Golden Minerals, Co................  64,871    1,297,420
             Hawkins, Inc....................... 102,006    4,798,362
             Haynes International, Inc..........  53,953    2,915,620
            *Headwaters, Inc.................... 282,540    1,542,668
            *Horsehead Holding Corp............. 190,834    3,009,452
             Innophos Holdings, Inc............. 121,521    5,631,283
            *Innospec, Inc......................  93,322    3,514,507
             Kaiser Aluminum Corp............... 122,311    6,129,004
            *KapStone Paper & Packaging Corp.... 217,001    3,771,477
             KMG Chemicals, Inc.................  44,513      916,523
             Koppers Holdings, Inc..............  89,991    4,115,288
            *Landec Corp........................ 255,738    1,657,182
             Limoneira Co.......................     376        8,276

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
                                                      Shares       Value+
                                                      ------       -----

      Materials -- (Continued)......................
        *LSB Industries, Inc........................ 110,348 $  4,452,542
        *Material Sciences Corp..................... 138,299    1,100,860
        *Materion Corp..............................  96,446    4,027,585
        *Mercer International, Inc.................. 151,181    1,839,873
        *Metals USA Holdings Corp...................   4,620       78,540
        #*Mines Management, Inc.....................  33,421       97,255
        *Mod-Pac Corp...............................  26,617      143,466
         Myers Industries, Inc...................... 293,835    3,135,219
        *Nanophase Technologies Corp................   1,441        1,888
         Neenah Paper, Inc..........................  64,730    1,510,151
         NL Industries, Inc......................... 235,086    3,347,625
        *Northern Technologies International Corp...  38,414      596,185
         Olympic Steel, Inc.........................  78,720    2,312,006
        *Omnova Solutions, Inc...................... 198,025    1,683,212
         P.H. Glatfelter Co......................... 406,348    5,526,333
        *Penford Corp............................... 111,920      627,871
         PolyOne Corp............................... 400,923    5,805,365
         Quaker Chemical Corp.......................  91,576    4,137,404
        *RTI International Metals, Inc.............. 113,059    3,611,104
        #*Senomyx, Inc.............................. 292,135    1,776,181
        #*Solitario Exploration & Royalty Corp......   2,939        7,906
        *Spartech Corp.............................. 278,743    1,990,225
         Stepan Co..................................  85,522    6,155,018
        #*STR Holdings, Inc.........................  69,387    1,142,804
         Synalloy Corp..............................  57,753      866,295
        *U.S. Energy Corp...........................  71,870      411,096
        #*U.S. Gold Corp............................ 409,777    3,851,904
        *UFP Technologies, Inc......................  11,800      228,920
        *United States Lime & Minerals, Inc.........  61,645    2,549,637
        *Universal Stainless & Alloy Products, Inc..  55,174    2,000,058
        *Verso Paper Corp...........................   6,475       30,497
         Vulcan International Corp..................   8,251      301,162
         Wausau Paper Corp.......................... 481,848    3,252,474
        *Webco Industries, Inc......................   3,750      478,125
        *Williams Industries, Inc...................   5,800        8,236
        #*Xerium Technologies, Inc..................     955       22,022
         Zep, Inc...................................  84,870    1,612,530
        #*Zoltek Cos., Inc.......................... 270,879    3,480,795
                                                             ------------
      Total Materials...............................          191,134,082
                                                             ------------

      Other -- (0.0%)...............................
        *All American Group, Inc. Escrow Shares..... 117,100           --
        .*Avigen, Inc. Escrow Shares................ 234,123           --
        .*Big 4 Ranch, Inc..........................  35,000           --
        .*Concord Camera Corp. Escrow Shares........  49,560           --
        .*DLB Oil & Gas, Inc. Escrow Shares.........   7,600           --
        .*EquiMed, Inc..............................     132           --
        .*iGo, Inc. Escrow Shares...................  11,200           --
        .*MAIR Holdings, Inc. Escrow Shares......... 151,940           --
        .*Noel Group, Inc...........................  43,600          218
        .*Petrocorp, Inc. Escrow Shares.............  37,100        2,226
        .*Voyager Learning Co. Escrow Shares........  27,100           --
                                                             ------------
      Total Other...................................                2,444
                                                             ------------

      Telecommunication Services -- (1.2%)..........
        #Alaska Communications Systems Group, Inc... 228,383    2,208,464
         Atlantic Tele-Network, Inc.................  65,513    2,406,292
        #*Cbeyond, Inc.............................. 138,287    1,764,542
        *Cincinnati Bell, Inc....................... 740,755    2,214,857
        *Cogent Communications Group, Inc........... 129,325    1,876,506
        #Consolidated Communications Holdings, Inc.. 166,238    3,057,117

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CONTINUED

                                                                  Shares         Value+
                                                                  ------         -----

Telecommunication Services -- (Continued).......................
  *FiberTower Corp..............................................  52,936 $       71,464
  *General Communications, Inc. Class A......................... 401,535      4,617,653
  *Global Crossing, Ltd.........................................  55,526      1,298,198
   HickoryTech Corp............................................. 136,674      1,298,403
  *Hughes Communications, Inc...................................  55,847      3,342,443
   IDT Corp. Class B                                             201,788      5,849,834
  *Iridium Communications, Inc.................................. 112,467        880,617
  *Lynch Interactive Corp.......................................       1          1,624
  #*Neutral Tandem, Inc......................................... 116,227      1,777,111
   NTELOS Holdings Corp......................................... 175,357      3,459,794
  *PAETEC Holding Corp.......................................... 485,592      1,748,131
  *Premiere Global Services, Inc................................ 621,726      4,917,853
  *Primus Telecommunications Group, Inc.........................   1,027         14,121
   Shenandoah Telecommunications Co.............................  78,792      1,482,865
  *SureWest Communications...................................... 127,967      1,864,479
   USA Mobility, Inc............................................ 108,911      1,682,675
  *Vonage Holdings Corp......................................... 592,388      3,056,722
   Warwick Valley Telephone Co..................................  54,283        814,245
  *Xeta Corp....................................................  85,800        471,900
                                                                         --------------
Total Telecommunication Services................................             52,177,910
                                                                         --------------

Utilities -- (1.4%).............................................
  *AMEN Properties, Inc.........................................     123         56,888
  #American States Water Co..................................... 161,723      5,645,750
   Artesian Resources Corp......................................  10,727        209,606
  #*Cadiz, Inc..................................................  22,694        282,540
   California Water Service Group...............................  83,155      3,136,607
   Central Vermont Public Service Corp.......................... 123,900      2,900,499
   CH Energy Group, Inc......................................... 129,612      6,949,795
   Chesapeake Utilities Corp....................................  81,342      3,480,624
   Connecticut Water Services, Inc..............................  85,434      2,199,071
   Consolidated Water Co., Ltd..................................   4,727         46,372
   Delta Natural Gas Co., Inc...................................  20,000        633,200
  #*Dynegy, Inc................................................. 141,163        894,973
  #Empire District Electric Co.................................. 293,532      6,586,858
  *Environmental Power Corp.....................................  94,893          1,044
   Gas Natural, Inc.............................................  17,612        197,607
  #Laclede Group, Inc...........................................  95,876      3,678,762
   MGE Energy, Inc.............................................. 196,967      8,274,584
  #Middlesex Water Co........................................... 113,588      2,144,541
   Otter Tail Corp.............................................. 137,322      3,210,588
   Pennichuck Corp..............................................   3,778        107,031
   RGC Resources, Inc...........................................   4,698        161,094
   SJW Corp..................................................... 176,422      4,100,047
  *Synthesis Energy Systems, Inc................................  17,269         69,249
  #Unitil Corp..................................................  89,280      2,255,213
   York Water Co................................................  45,030        786,224
                                                                         --------------
Total Utilities.................................................             58,008,767
                                                                         --------------
TOTAL COMMON STOCKS.............................................          3,782,127,402
                                                                         --------------

RIGHTS/WARRANTS -- (0.0%).......................................
  *Accuride Corp. Warrants 02/26/12.............................  25,533          4,111
  *Caliper Life Sciences, Inc. Warrants 08/10/11................     112             46
  *Capital Bank Corp. Rights 03/04/11...........................  12,543             --
  #*Central Pacific Financial Corp. Rights 05/06/11.............  10,040         54,718
  .*Contra Pharmacopeia Contingent Value Rights.................  90,551             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights.........  10,785             --
  .*Empire Resorts, Inc. Rights 05/20/11........................  96,174             --
  .*First Federal Bancshares of Arkansas, Inc. Rights...........  52,380        361,422
  .Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights. 486,968             --

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
                                                                                               Shares         Value+
                                                                                               ------         -----
  .*Macatawa Bank Corp. Rights...........................................................      17,233 $           --
  .*U.S. Concrete, Inc. Warrants A 08/31/17..............................................      15,030             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17..............................................      15,030             --
  *Valley National Bancorp Warrants 06/30/15.............................................         974          2,610
                                                                                                      --------------
TOTAL RIGHTS/WARRANTS....................................................................                    422,907
                                                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.1%).....................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................   4,712,372      4,712,372
                                                                                                      --------------

                                                                                              Shares/
                                                                                                 Face
                                                                                               Amount         Value+
                                                                                               ------         -----
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (12.2%).................................................
(S)@DFA Short Term Investment Fund....................................................... 526,244,270    526,244,270
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $1,552,901
  FNMA 3.500, 02/01/26, valued at $1,561,376) to be repurchased at $1,515,906                  $1,516      1,515,898
                                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL......................................................                527,760,168
                                                                                                      --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,386,789,027)...................................................................             $4,315,022,849
                                                                                                      ==============

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares       Value+
                                                         ------       -----

    COMMON STOCKS -- (82.0%).........................
    Real Estate Investment Trusts -- (82.0%).........
       Acadia Realty Trust...........................   368,346 $  7,680,014
      #Agree Realty Corp.............................    83,014    1,941,697
       Alexander's, Inc..............................    48,795   21,435,156
      #Alexandria Real Estate Equities, Inc..........   461,058   37,875,915
       AMB Property Corp............................. 1,439,681   52,404,388
       American Campus Communites, Inc...............   561,680   19,743,052
      #Apartment Investment & Management Co. Class A. 1,070,880   28,870,925
       Ashford Hospitality Trust.....................   399,694    4,984,184
       Associated Estates Realty Corp................   332,875    5,539,040
      #AvalonBay Communities, Inc....................   778,009   98,503,719
      #BioMed Realty Trust, Inc...................... 1,091,810   21,661,510
      #Boston Properties, Inc........................ 1,282,000  134,007,460
       Brandywine Realty Trust....................... 1,222,374   15,524,150
       BRE Properties, Inc. Class A..................   551,733   27,983,898
       Camden Property Trust.........................   616,784   38,703,196
      #CBL & Associates Properties, Inc.............. 1,200,256   22,288,754
       Cedar Shopping Centers, Inc...................   495,465    2,923,243
       Cogdell Spencer, Inc..........................   409,816    2,479,387
      #Colonial Properties Trust.....................   630,490   13,341,168
       CommonWealth REIT.............................   612,686   16,781,470
      #Corporate Office Properties Trust.............   547,500   19,277,475
       Cousins Properties, Inc.......................   789,728    7,107,552
      #DCT Industrial Trust, Inc..................... 1,993,948   11,584,838
      #Developers Diversified Realty Corp............ 1,945,090   28,670,627
       DiamondRock Hospitality Co.................... 1,347,120   16,219,325
      #Digital Realty Trust, Inc.....................   773,347   46,663,758
      #Douglas Emmett, Inc........................... 1,017,007   21,163,916
       Duke Realty Corp.............................. 2,155,660   32,873,815
      #DuPont Fabros Technology, Inc.................   509,489   12,462,101
      #EastGroup Properties, Inc.....................   247,004   11,377,004
       Education Realty Trust, Inc...................   581,020    4,944,480
      #Entertainment Properties Trust................   398,314   18,963,730
       Equity Lifestyle Properties, Inc..............   267,964   16,034,966
      #Equity One, Inc...............................   437,604    8,673,311
      #Equity Residential............................ 2,602,656  155,430,616
      #Essex Property Trust, Inc.....................   276,971   37,524,031
       Extra Space Storage, Inc......................   761,021   16,476,105
       Federal Realty Investment Trust...............   562,878   49,285,598
      *FelCor Lodging Trust, Inc.....................   920,429    5,853,928
      #*First Industrial Realty Trust, Inc...........   592,320    7,415,846
      #First Potomac Realty Trust....................   403,788    6,553,479
       Franklin Street Properties Corp...............   281,317    3,977,822
      *General Growth Properties, Inc................ 3,463,216   57,835,707
      #*Getty Realty Corp............................    23,703      602,293
       Glimcher Realty Trust.........................   801,523    7,654,545
      #HCP, Inc...................................... 3,226,720  127,842,646
      #Health Care REIT, Inc......................... 1,407,963   75,706,170
      #Healthcare Realty Trust, Inc..................   583,814   13,334,312
      #Hersha Hospitality Trust...................... 1,226,588    7,285,933
      #Highwood Properties, Inc......................   655,670   24,194,223
      *HMG Courtland Properties, Inc.................     2,600       12,350
      #Home Properties, Inc..........................   335,680   21,282,112
       Hospitality Properties Trust.................. 1,129,465   27,276,580
      #Host Marriott Corp............................ 6,093,286  108,399,558
      #Inland Real Estate Corp.......................   717,146    7,006,516
      #Kilroy Realty Corp............................   440,802   18,487,236
      #Kimco Realty Corp............................. 3,714,442   72,580,197
       Kite Realty Group Trust.......................  556,940.    2,896,088

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
                                                                             Shares         Value+
                                                                             ------         -----

Real Estate Investment Trusts -- (Continued)............................
   Lasalle Hotel Properties.............................................    624,626 $   17,576,976
  #Lexington Realty Trust...............................................  1,057,444     10,553,291
  #Liberty Property Trust...............................................  1,044,979     36,751,911
  #Macerich Co. (The)...................................................  1,112,431     58,758,605
   Mack-Cali Realty Corp................................................    727,684     25,701,799
   Medical Properties Trust, Inc........................................    947,561     11,692,903
  *MHI Hospitality Corp.................................................     78,466        223,628
  #Mid-America Apartment Communities, Inc...............................    289,230     19,335,025
   Mission West Properties, Inc.........................................    183,606      1,410,094
   Monmouth Real Estate Investment Corp. Class A........................    248,342      2,076,139
  #*MPG Office Trust, Inc...............................................    374,308      1,246,446
  #National Retail Properties, Inc......................................    763,832     20,119,335
   Nationwide Health Properties, Inc....................................  1,102,624     48,294,931
  #Omega Healthcare Investors, Inc......................................    839,612     19,277,492
   One Liberty Properties, Inc..........................................     91,588      1,420,530
   Parkway Properties, Inc..............................................    201,129      3,606,243
  #Pennsylvania REIT....................................................    448,526      7,082,226
  #Piedmont Office Realty Trust, Inc....................................  1,116,017     22,208,738
  #Post Properties, Inc.................................................    446,316     18,120,430
   ProLogis.............................................................  4,811,917     78,386,128
   PS Business Parks, Inc...............................................    180,182     10,857,767
   Public Storage REIT..................................................  1,324,670    155,397,038
  #Ramco-Gershenson Properties Trust....................................    291,997      3,763,841
  #Realty Income Corp...................................................  1,005,558     35,747,587
   Regency Centers Corp.................................................    749,077     35,251,564
  *Roberts Realty Investors, Inc........................................     47,739         89,272
  *Sabra Healthcare REIT, Inc...........................................    161,085      2,709,450
   Saul Centers, Inc....................................................    133,622      5,851,307
   Senior Housing Properties Trust......................................  1,166,432     27,667,767
   Simon Property Group, Inc............................................  2,680,150    306,984,381
  #SL Green Realty Corp.................................................    716,070     59,097,257
   Sovran Self Storage, Inc.............................................    247,528     10,589,248
  *Strategic Hotel Capital, Inc.........................................  1,230,194      8,389,923
  #Sun Communities, Inc.................................................    161,802      6,226,141
  *Sunstone Hotel Investors, Inc........................................    952,225      9,960,274
  *Supertel Hospitality, Inc............................................    175,177        268,021
  #Tanger Factory Outlet Centers, Inc...................................    740,796     20,468,193
   Taubman Centers, Inc.................................................    501,718     29,174,902
   UDR, Inc.............................................................  1,552,746     40,200,594
   UMH Properties, Inc..................................................    102,157      1,056,303
   Universal Health Realty Income Trust.................................    107,170      4,620,099
   Urstadt Biddle Properties, Inc.......................................     76,760      1,285,730
   Urstadt Biddle Properties, Inc. Class A..............................    174,151      3,427,292
   U-Store-It Trust.....................................................    746,176      8,476,559
  #Ventas, Inc..........................................................  1,441,328     80,613,475
   Vornado Realty Trust.................................................  1,508,390    145,831,145
  #Washington REIT......................................................    570,992     18,500,141
  #Weingarten Realty Investors..........................................  1,049,531     27,718,114
   Winthrop Realty Trust................................................    196,724      2,386,262
                                                                                    --------------
TOTAL COMMON STOCKS.....................................................             3,152,055,632
                                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)....................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.. 19,467,014     19,467,014
                                                                                    --------------

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DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                               Shares/
                                                                                                  Face
                                                                                                Amount         Value+
                                                                                                ------         -----
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (17.5%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 672,941,132 $  672,941,132
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,985,791
  FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased at $1,938,483                  $1,938      1,938,473
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                674,879,605
                                                                                                       --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)....................................................................             $3,846,402,251
                                                                                                       ==============

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares     Value++
                                                        ------     -----

      COMMON STOCKS -- (83.4%)........................
      AUSTRALIA -- (6.5%).............................
        #AGL Energy, Ltd..............................  66,270 $ 1,057,597
         Alumina, Ltd................................. 317,263     794,588
         Amcor, Ltd................................... 157,206   1,208,378
         Amcor, Ltd. Sponsored ADR....................   1,068      32,841
        #AMP, Ltd..................................... 369,641   2,223,510
        #Aquarius Platinum, Ltd.......................  46,829     254,368
        #*Aquila Resources, Ltd.......................  14,377     143,823
        #Aristocrat Leisure, Ltd......................  37,760     108,784
         Asciano Group, Ltd........................... 382,191     693,848
         ASX, Ltd.....................................  23,381     824,531
        *Atlas Iron, Ltd..............................  68,243     263,539
         Australia & New Zealand Banking Group, Ltd... 360,926   9,614,045
        #Bank of Queensland, Ltd......................  26,760     289,560
         Bendigo Bank, Ltd............................  50,810     521,439
         BHP Billiton, Ltd............................ 294,474  14,909,034
        #BHP Billiton, Ltd. Sponsored ADR.............  94,000   9,516,560
        *Billabong International, Ltd.................  22,581     167,922
        #BlueScope Steel, Ltd......................... 318,561     606,769
        #Boral, Ltd................................... 137,148     740,765
         Brambles, Ltd................................ 207,302   1,535,327
         Caltex Australia, Ltd........................  21,604     336,686
         Campbell Brothers, Ltd.......................   6,230     309,717
         Challenger Financial Services Group, Ltd.....  79,173     419,905
         Coca-Cola Amatil, Ltd........................  77,202   1,011,941
         Cochlear, Ltd................................   8,260     730,274
         Commonwealth Bank of Australia............... 213,538  12,605,691
         Computershare, Ltd...........................  65,050     692,215
        #Consolidated Media Holdings, Ltd.............  28,238      86,419
         Crown, Ltd...................................  72,744     674,752
         CSL, Ltd.....................................  81,886   3,089,996
         CSR, Ltd.....................................  58,138     191,662
        #David Jones, Ltd.............................  65,645     336,209
         Downer EDI, Ltd..............................  10,530      42,867
        #Energy Resources of Australia, Ltd...........   9,430      56,308
        #Fairfax Media, Ltd........................... 301,486     437,340
        #Flight Centre, Ltd...........................   4,400     113,883
         Fortescue Metals Group, Ltd.................. 189,041   1,281,281
         Foster's Group, Ltd.......................... 275,027   1,697,421
         Goodman Fielder, Ltd......................... 203,029     239,609
        #Harvey Norman Holdings, Ltd..................  70,202     206,815
         Iluka Resources, Ltd.........................  51,854     713,480
        #Incitec Pivot, Ltd........................... 233,483     966,320
         Insurance Australia Group, Ltd............... 269,371   1,056,115
        *James Hardie Industries SE...................  62,750     407,978
        *James Hardie Industries SE Sponsored ADR.....     500      15,895
        #JB Hi-Fi, Ltd................................  10,471     217,685
        #Leighton Holdings, Ltd. (6511227)............  22,472     598,681
        *Leighton Holdings, Ltd. (B66PFQ1)............      28         745
         Lend Lease Group NL..........................  92,656     886,045
         Macarthur Coal, Ltd..........................  32,623     416,458
         Macquarie Group, Ltd.........................  53,219   2,057,498
         MAP Group, Ltd...............................  61,718     200,043
         Metcash, Ltd................................. 112,673     501,940
         Mirvac Group................................. 228,204     318,421
        *Mount Gibson Iron, Ltd.......................  26,314      54,603
         National Australia Bank, Ltd................. 299,123   8,905,685
        *New Hope Corp., Ltd..........................   9,661      51,996
         Newcrest Mining, Ltd......................... 109,319   4,978,893

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CONTINUED

                                                           Shares      Value++
                                                           ------      -----

 AUSTRALIA -- (Continued)................................
    Oil Search, Ltd...................................... 145,421 $  1,126,289
    OneSteel, Ltd........................................ 256,949      602,358
    Orica, Ltd...........................................  46,434    1,356,518
    Origin Energy, Ltd................................... 152,418    2,734,227
    OZ Minerals, Ltd..................................... 439,808      698,075
   #*Paladin Energy, Ltd.................................  89,056      321,854
   *PanAust, Ltd.........................................  45,580       38,800
   #Platinum Asset Mangement, Ltd........................  18,543       94,073
    Primary Health Care, Ltd.............................  51,678      197,121
   *Qantas Airways, Ltd.................................. 154,865      358,933
    QBE Insurance Group, Ltd............................. 150,687    3,095,733
    Ramsay Health Care, Ltd..............................  18,451      366,104
    Reece Australia, Ltd.................................   7,833      180,468
    Rio Tinto, Ltd.......................................  62,477    5,655,746
    Santos, Ltd.......................................... 121,944    2,026,512
   #Seek, Ltd............................................  33,676      257,630
    Seven Group Holdings, Ltd............................   1,426       14,297
    Sims Metal Management, Ltd...........................  23,010      440,361
    Sonic Healthcare, Ltd................................  58,091      799,021
    SP Ausnet, Ltd....................................... 188,840      181,490
    Suncorp Group, Ltd................................... 187,836    1,718,786
    TABCorp. Holdings, Ltd...............................  99,302      832,419
   #Tatts Group, Ltd..................................... 218,454      556,392
    Telstra Corp., Ltd................................... 611,364    1,952,752
    Toll Holdings, Ltd...................................  94,354      584,176
    Transurban Group, Ltd................................ 179,475    1,044,470
    UGL, Ltd.............................................  25,177      417,455
    Washington H. Soul Pattinson & Co., Ltd..............  14,171      203,441
    Wesfarmers, Ltd. (6948836)........................... 145,204    5,319,320
    Wesfarmers, Ltd. (B291502)...........................  19,314      714,112
    Westpac Banking Corp................................. 319,640    8,726,176
   #Westpac Banking Corp. Sponsored ADR..................  18,701    2,566,525
   #Whitehaven Coal, Ltd.................................  16,990      119,853
   #Woodside Petroleum, Ltd..............................  90,844    4,671,417
    Woolworths, Ltd...................................... 174,219    5,069,944
    WorleyParsons, Ltd...................................  25,032      835,894
                                                                  ------------
 TOTAL AUSTRALIA.........................................          148,295,442
                                                                  ------------

 AUSTRIA -- (0.2%).......................................
    Andritz AG...........................................   3,558      367,465
    Erste Group Bank AG..................................  27,531    1,389,965
   #EVN AG...............................................     626       12,005
    OMV AG...............................................  20,752      946,095
   #Raiffeisen Bank International AG.....................   7,534      415,208
    Telekom Austria AG...................................  39,391      608,920
    Telekom Austria AG ADR...............................   2,400       74,448
   #Verbund AG...........................................  10,202      461,181
   #Vienna Insurance Group AG Wiener Versicherung Gruppe.   4,884      291,329
    Voestalpine AG.......................................  17,501      861,005
                                                                  ------------
 TOTAL AUSTRIA...........................................            5,427,621
                                                                  ------------

 BELGIUM -- (0.7%).......................................
   *Ageas SA............................................. 342,560    1,038,437
   #Anheuser-Busch InBev NV..............................  85,270    5,441,765
    Anheuser-Busch InBev NV Sponsored ADR................  21,897    1,400,751
    Bekaert SA...........................................   5,811      726,972
   #Belgacom SA..........................................  20,072      789,235
    Colruyt SA...........................................   9,985      576,006
    Delhaize Group SA....................................   4,608      398,691
   #Delhaize Group SA Sponsored ADR......................  10,806      927,803
   #*Dexia SA............................................  61,606      245,369

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CONTINUED

                                                      Shares     Value++
                                                      ------     -----

       BELGIUM -- (Continued).......................
         #*KBC Groep NV.............................  21,997 $   895,433
          Mobistar SA...............................   3,728     276,628
         #Solvay SA.................................   7,885   1,136,854
         *Telenet Group Holding NV..................   6,395     317,894
         #UCB SA....................................  11,900     574,927
          Umicore SA................................  17,202     985,992
                                                             -----------
       TOTAL BELGIUM................................          15,732,757
                                                             -----------

       CANADA -- (8.6%).............................
          Agnico-Eagle Mines, Ltd...................  23,350   1,626,837
          Agrium, Inc...............................  21,600   1,957,846
          Alimentation Couche-Taro, Inc. Class B....  14,900     391,339
         #ARC Resources, Ltd........................  10,822     292,125
          Astral Media, Inc. Class A................   6,100     237,321
          ATCO, Ltd.................................   4,600     283,200
         #Bank of Montreal..........................  79,916   5,248,618
         #Bank of Nova Scotia....................... 146,827   8,952,544
          Barrick Gold Corp......................... 140,200   7,160,032
         *Baytex Energy Corp........................   2,200     135,862
         #BCE, Inc..................................  33,950   1,272,385
          Bell Aliant, Inc..........................     678      19,283
         *Bombardier, Inc...........................   5,235      39,007
          Bombardier, Inc. Class B.................. 200,700   1,495,466
         #Bonavista Energy Corp.....................   8,500     255,409
         #Brookfield Asset Management, Inc. Class A.  71,349   2,402,557
         #Brookfield Properties Corp................  33,037     653,652
          CAE, Inc..................................  39,436     531,426
         #Cameco Corp...............................  57,604   1,700,449
         #Canadian Imperial Bank of Commerce........  56,579   4,898,151
          Canadian National Railway Co..............  64,380   4,993,762
          Canadian National Resources, Ltd.......... 152,300   7,164,692
         *Canadian Oil Sands, Ltd...................  24,096     831,257
          Canadian Pacific Railway, Ltd.............  21,400   1,419,278
         #Canadian Tire Corp. Class A...............  10,232     652,105
         #Canadian Utilities, Ltd. Class A..........  11,100     629,174
         #Cenovus Energy, Inc....................... 100,562   3,866,666
          Centerra Gold, Inc........................  25,000     465,043
         *CGI Group, Inc............................  36,000     787,613
         #CI Financial Corp.........................  23,805     582,702
         #Crescent Point Energy Corp................  32,374   1,469,943
         #Eldorado Gold Corp........................  67,000   1,247,022
         #Emera, Inc................................   4,303     143,259
          Empire Co., Ltd. Class A..................   2,600     147,566
         #Enbridge, Inc.............................  50,790   3,301,363
         #Encana Corp............................... 108,179   3,634,741
         #Enerplus Corp.............................   5,655     183,071
          Ensign Energy Services, Inc...............  13,500     260,683
         *Equinox Minerals, Ltd..................... 103,626     887,143
          Fairfax Financial Holdings, Ltd...........   2,600   1,050,003
          Finning International, Inc................  22,100     648,179
         #First Quantum Minerals, Ltd...............  10,200   1,453,539
         #Fortis, Inc...............................  26,507     910,228
          Franco-Nevada Corp........................  13,725     544,271
          George Weston, Ltd........................   6,700     480,043
         #Gildan Activewear, Inc....................  16,400     610,829
         #Goldcorp, Inc............................. 109,420   6,116,603
         #Great-West Lifeco, Inc....................  38,000   1,094,435
         #Husky Energy, Inc.........................  38,429   1,202,239
          IAMGOLD Corp..............................  57,600   1,197,476
          IESI-BFC, Ltd.............................  12,700     322,282
         #IGM Financial, Inc........................  16,400     843,617

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CONTINUED

                                                               Shares     Value++
                                                               ------     -----

CANADA -- (Continued)........................................
  #Imperial Oil, Ltd.........................................  42,827 $ 2,263,225
   Industrial Alliance Insurance & Financial Services, Inc...  11,000     472,716
   Inmet Mining Corp.........................................   9,900     694,774
   Intact Financial Corp.....................................  20,000   1,014,638
  *Ivanhoe Mines, Ltd........................................  46,919   1,230,313
   Jean Coutu Group (PJC), Inc. Class A (The)................  16,500     183,110
   Kinross Gold Corp......................................... 135,379   2,146,261
  #Loblaw Cos., Ltd..........................................  13,600     573,237
  *Lundin Mining Corp........................................  48,900     478,586
  #Magna International, Inc..................................  38,160   1,960,936
  #Manitoba Telecom Services, Inc............................   2,400      76,478
  #Manulife Financial Corp................................... 259,071   4,652,134
  #Metro, Inc. Class A.......................................  12,674     620,204
  #National Bank of Canada...................................  22,600   1,871,251
  *New Gold, Inc.............................................  62,000     696,570
   Nexen, Inc................................................  82,167   2,173,693
   Niko Resources, Ltd.......................................   5,400     456,302
  #*NovaGold Resources, Inc..................................  15,200     195,673
   Onex Corp.................................................  11,800     442,742
  #*Open Text Corp...........................................   6,300     385,930
  #*Osisko Mining Corp.......................................  34,502     505,050
   Pacific Rubiales Energy Corp..............................  29,419     893,935
  #Pan Amer Silver Corp......................................  15,300     551,909
  #Pembina Pipeline Corp.....................................  19,112     465,604
  #Pengrowth Energy Corp.....................................  30,688     433,326
  #*Penn West Petroleum, Ltd.................................  71,759   1,841,472
  #PetroBakken Energy, Ltd...................................   9,300     176,534
  *Petrobank Energy & Resources, Ltd.........................  11,900     251,797
  #Petrominerales, Ltd.......................................  12,709     486,385
   Potash Corp. of Saskatchewan, Inc......................... 127,800   7,219,690
  *Quadra FNX Mining, Ltd....................................  24,300     398,857
  *Research In Motion, Ltd...................................  65,990   3,214,584
  #Ritchie Brothers Auctioneers, Inc.........................  15,800     495,300
  #Rogers Communications, Inc. Class B.......................  60,100   2,274,672
  #Royal Bank of Canada...................................... 200,737  12,644,850
  #Saputo, Inc...............................................  18,000     856,862
   Sears Canada, Inc.........................................  12,105     254,344
  *SEMAFO, Inc...............................................  26,800     227,736
  #Shaw Communictions, Inc. Class B..........................  47,300     998,842
  #Shoppers Drug Mart Corp...................................  32,000   1,393,437
   Silver Wheaton Corp.......................................  42,877   1,744,718
  #*Sino-Forest Corp.........................................  36,600     909,439
   SNC-Lavalin Group, Inc....................................  22,000   1,330,952
  #Sun Life Financial, Inc...................................  81,970   2,683,096
   Suncor Energy, Inc........................................ 218,807  10,085,265
   Talisman Energy, Inc...................................... 140,700   3,397,976
   Teck Resources, Ltd. Class B..............................  82,334   4,475,440
   Telus Corp................................................   7,317     385,590
  #Telus Corp. Non-Voting....................................  21,490   1,081,371
  #Thomson Reuters Corp......................................  54,050   2,191,363
   Tim Hortons, Inc..........................................  25,200   1,225,975
   TMX Group, Inc............................................   8,000     342,948
  #Toronto Dominion Bank..................................... 123,084  10,656,916
  #TransAlta Corp............................................  28,300     630,517
  #TransCanada Corp..........................................  92,668   3,987,226
  #Trican Well Service, Ltd..................................  12,800     315,485
  *Uranium One, Inc..........................................  92,600     385,609
  *Valeant Pharmaceuticals International, Inc................  37,200   1,961,930
  #Vermilion Energy, Inc.....................................  11,120     597,047
   Viterra, Inc..............................................  65,740     790,006
   Yamana Gold, Inc.......................................... 106,344   1,355,502

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CONTINUED

                                                 Shares      Value++
                                                 ------      -----

           CANADA -- (Continued)...............
             #Yellow Media, Inc................  47,600 $    239,472
                                                        ------------
           TOTAL CANADA........................          197,642,138
                                                        ------------

           DENMARK -- (0.9%)...................
             #A.P. Moller - Maersk A.S.........     187    1,895,262
              Carlsberg A.S. Series B..........  15,819    1,877,004
              Coloplast A.S....................   3,540      520,719
              Danisco A.S......................   6,350      841,856
             *Danske Bank A.S..................  92,696    2,226,047
              DSV A.S..........................  26,800      700,814
             #FLSmidth & Co. A.S...............   6,800      613,327
              H. Lundbeck A.S..................  13,909      334,203
             *Jyske Bank A.S...................  10,599      526,774
              Novo-Nordisk A.S. Series B.......  34,726    4,396,080
              Novo-Nordisk A.S. Sponsored ADR..  26,531    3,379,784
              Novozymes A.S. Series B..........   7,138    1,234,381
             #*Rockwool International A.S......   1,000      132,094
             #*Topdanmark A.S..................   1,934      355,317
              Trygvesta A.S....................   3,500      223,725
             #*Vestas Wind Systems A.S.........  28,543    1,011,418
             *William Demant Holding A.S.......   3,260      303,941
                                                        ------------
           TOTAL DENMARK.......................           20,572,746
                                                        ------------

           FINLAND -- (0.8%)...................
             #Elisa Oyj........................  17,663      425,202
             *Fortum Oyj.......................  63,897    2,199,895
             *Kesko Oyj........................   9,698      503,289
              Kone Oyj Series B................  23,998    1,503,118
              Metso Corp. Oyj..................  18,718    1,149,535
              Neste Oil Oyj....................  16,387      310,125
             #Nokia Oyj........................ 306,114    2,820,047
             #Nokia Oyj Sponsored ADR.......... 217,800    2,010,294
              Nokian Renkaat Oyj...............  12,626      654,347
              Outokumpu Oyj....................  15,281      254,566
              Pohjola Bank P.L.C...............  16,983      252,036
             #Rautaruukki Oyj Series K.........  11,482      297,935
              Sampo Oyj........................  57,979    1,951,931
             #Sanoma Oyj.......................  11,666      242,483
             #Stora Enso Oyj Series R..........  76,206      918,758
              Stora Enso Oyj Sponsored ADR.....  12,000      143,640
             *UPM-Kymmene Oyj..................  63,745    1,307,492
             *UPM-Kymmene Oyj Sponsored ADR....  13,000      266,370
              Wartsila Corp. Oyj Series B......  20,152      792,159
                                                        ------------
           TOTAL FINLAND.......................           18,003,222
                                                        ------------

           FRANCE -- (7.6%)....................
              Accor SA.........................  21,249      944,265
              Aeroports de Paris SA............   4,190      401,583
             *Air France-KLM SA................  28,474      502,577
              Air Liquide SA...................  41,476    6,128,259
             *Alcatel-Lucent SA................ 186,717    1,209,919
             #*Alcatel-Lucent SA Sponsored ADR. 128,100      837,774
             #Alstom SA........................  27,933    1,857,203
              Arkema SA........................   6,161      641,669
             *Atos Origin SA...................   5,002      308,189
             #AXA SA........................... 161,196    3,613,707
             #AXA SA Sponsored ADR.............  77,200    1,730,824
              bioMerieux SA....................   1,600      173,958
              BNP Paribas SA................... 126,565   10,005,549
             #Bouygues SA......................  34,861    1,734,874

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CONTINUED


                                                             Shares    Value++
                                                             ------    -----

 FRANCE -- (Continued).....................................
    Bureau Veritas SA......................................   7,256 $  625,826
    Capgemini SA...........................................  22,166  1,342,618
    Carrefour SA...........................................  88,403  4,188,725
   #Casino Guichard Perrachon SA...........................   7,129    750,123
    Christian Dior SA......................................   8,805  1,412,478
    Cie de Saint-Gobain SA.................................  58,438  4,032,205
   *Cie Generale de Geophysique - Veritas SA...............   7,320    257,868
   *Cie Generale de Geophysique - Veritas Sponsored ADR....  16,707    591,261
    Cie Generale des Establissements Michelin SA Series B..  24,437  2,449,423
    Cie Generale D'Optique Essilor Intenational SA.........  29,790  2,494,389
   #Ciments Francais SA....................................   1,006    106,251
    CNP Assurances SA......................................  18,736    429,953
    Credit Agricole SA..................................... 137,715  2,290,749
    Danone SA..............................................  76,172  5,577,040
    Dassault Systemes SA...................................   7,901    642,540
   *Edenred SA.............................................  21,249    658,853
    EDF Energies Nouvelles SA..............................   2,889    171,276
   #Eiffage SA.............................................   4,864    336,227
    Electricite de France SA...............................  35,367  1,487,671
    Eramet SA..............................................     676    266,074
   *Euler Hermes SA........................................   1,874    199,774
   *European Aeronautic Defence & Space Co. SA.............  58,032  1,795,572
    Eutelsat Communications SA.............................  12,391    534,611
   *Faurecia SA............................................   4,829    199,139
    France Telecom SA...................................... 227,140  5,322,888
    France Telecom SA Sponsored ADR........................  46,387  1,087,311
    GDF Suez SA (B0C2CQ3).................................. 173,524  7,095,282
   *GDF Suez SA (B3B9KQ2)..................................  11,445         17
    Gemalto NV.............................................  11,817    605,297
   #Groupe Danone SA.......................................  13,800    202,308
   #Groupe Eurotunnel SA...................................  79,333    862,533
   #Hermes International SA................................   6,636  1,554,110
   #Iliad SA...............................................   2,602    334,543
    Imerys SA..............................................   4,857    376,204
    Ipsen SA...............................................   2,070     81,031
   *JCDecaux SA............................................   9,323    325,580
    Lafarge SA.............................................  30,905  2,188,146
    Lafarge SA Sponsored ADR...............................   1,800     31,824
    Lagardere SCA..........................................  20,439    897,393
    Legrand SA.............................................  21,154    965,863
   #L'Oreal SA.............................................  35,489  4,498,725
    LVMH Moet Hennessy Louis Vuitton SA....................  36,629  6,576,278
    M6 Metropole Television SA.............................  10,023    265,932
   *Natixis SA............................................. 127,740    734,285
   #Neopost SA.............................................   3,791    361,851
   #*PagesJaunes Groupe SA.................................  14,300    149,044
    Pernod-Ricard SA.......................................  27,845  2,796,917
   *Peugeot SA.............................................  27,150  1,232,150
    PPR SA.................................................  10,775  1,926,423
    Publicis Groupe SA.....................................  17,578    995,800
   #Publicis Groupe SA ADR.................................   3,400     96,492
   *Renault SA.............................................  27,196  1,655,991
   *Rexel SA...............................................   9,743    266,753
   *SA des Ciments Vicat...................................   1,981    180,862
   #Safran SA..............................................  26,886  1,043,066
   *Sanofi-Aventis SA...................................... 104,729  8,285,859
   *Sanofi-Aventis SA ADR.................................. 100,912  3,988,042
   #Schneider Electric SA..................................  35,357  6,246,633
    SCOR SE................................................  31,786    970,324
    SEB SA.................................................   1,959    215,332
    SES SA.................................................  38,255  1,004,579

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
                                                     Shares      Value++
                                                     ------      -----

       FRANCE -- (Continued).......................
          Societe BIC SA...........................   2,735 $    265,905
          Societe Generale Paris SA................  87,165    5,825,054
         #Societe Television Francaise 1 SA........  17,323      325,208
          Sodexo SA................................  13,499    1,051,625
          STMicroelectronics NV....................  94,013    1,112,534
          Suez Environnement SA....................  39,060      899,954
          Technip SA...............................  10,734    1,211,120
          Technip SA ADR...........................  14,400      406,080
          Thales SA................................  11,749      518,961
          Total SA................................. 162,680   10,418,270
          Total SA Sponsored ADR................... 144,707    9,294,531
         *Valeo SA.................................  11,500      732,518
          Vallourec SA.............................  16,392    2,045,012
          Veolia Environnement SA..................  30,580    1,021,367
         #Veolia Environnement SA ADR..............  20,900      700,777
          Vinci SA.................................  65,215    4,353,208
          Vivendi SA............................... 176,983    5,549,296
          Zodiac Aerospace SA......................   5,909      463,759
                                                            ------------
       TOTAL FRANCE................................          174,547,843
                                                            ------------

       GERMANY -- (6.5%)...........................
          Adidas-Salomon AG........................  28,123    2,095,821
         #Aixtron SE Sponsored ADR.................   9,900      420,255
         #Allianz SE...............................  40,560    6,372,437
          Allianz SE Sponsored ADR................. 250,286    3,942,004
          Axel Springer AG.........................   1,702      278,964
         #BASF SE.................................. 123,751   12,707,259
         #BASF SE Sponsored ADR....................   8,200      844,272
         #Bayer AG.................................  85,355    7,493,717
         #Bayer AG Sponsored ADR...................  34,500    2,961,825
          Bayerische Motoren Werke AG..............  48,209    4,538,818
         #Beiersdorf AG............................  12,310      801,770
          Bilfinger Berger SE......................   7,178      691,015
          Celesio AG...............................  10,564      256,604
         #*Commerzbank AG.......................... 135,086      859,613
         *Continental AG...........................   6,792      681,009
         *Daimler AG............................... 130,227   10,064,788
         #Deutsche Bank AG......................... 130,617    8,531,902
          Deutsche Boerse AG.......................  26,194    2,174,598
         #*Deutsche Lufthansa AG...................  36,705      832,754
         *Deutsche Post AG......................... 112,907    2,231,454
          Deutsche Telekom AG...................... 311,907    5,154,660
          Deutsche Telekom AG Sponsored ADR........  95,900    1,591,940
         #E.ON AG.................................. 200,084    6,838,707
          E.ON AG Sponsored ADR....................  53,950    1,845,090
          Fielmann AG..............................     985      104,768
          Fraport AG...............................   4,355      347,774
          Fresenius Medical Care AG & Co. KGaA.....  19,029    1,496,577
         #Fresenius Medical Care AG & Co. KGaA ADR.   7,100      557,847
          Fresenius SE.............................  17,918    1,881,827
          GEA Group AG.............................  25,152      918,633
          Generali Deutschland Holding AG..........   2,101      272,374
         #Hannover Rueckversicherung AG............  10,552      637,466
         #Heidelberger Zement AG...................  21,399    1,636,324
          Henkel AG & Co. KGaA.....................  16,842      956,530
          Hochtief AG..............................   7,242      686,169
          Infineon Technologies AG................. 143,530    1,627,277
          K&S AG...................................  20,511    1,656,581
          Lanxess AG...............................  11,211    1,025,744
          Linde AG.................................  23,862    4,294,349
          MAN SE...................................  14,480    2,017,270

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
                                                                     Shares      Value++
                                                                     ------      -----

GERMANY -- (Continued).............................................
  *Merck KGaA......................................................  10,425 $  1,103,990
  #Metro AG........................................................  17,956    1,317,825
  #MTU Aero Engines Holding AG.....................................   4,170      319,221
   Munchener Rueckversicherungs-Gesellschaft AG....................  29,257    4,826,084
   Porsche Automobil Holding SE....................................  19,267    1,392,686
   Puma AG Rudolf Dassler Sport....................................     790      263,306
  #*QIAGEN NV......................................................  30,810      658,750
   Rhoen-Klinikum AG...............................................  11,667      266,859
   RWE AG..........................................................  56,695    3,698,666
   Salzgitter AG...................................................   8,265      648,062
   SAP AG..........................................................  76,884    4,952,916
  #SAP AG Sponsored ADR............................................  47,850    3,087,760
   Siemens AG......................................................  51,634    7,510,630
   Siemens AG Sponsored ADR........................................  67,650    9,872,841
  #SMA Solar Technology AG.........................................     791       94,345
  #Software AG.....................................................   3,120      590,514
   Suedzucker AG...................................................   7,095      218,731
   ThyssenKrupp AG.................................................  47,738    2,194,769
   Tognum AG.......................................................   9,017      345,607
   United Internet AG..............................................  17,308      338,619
  #Volkswagen AG...................................................   4,793      853,535
   Wacker Chemie AG................................................   1,969      487,500
                                                                            ------------
TOTAL GERMANY......................................................          149,372,002
                                                                            ------------

GREECE -- (0.2%)...................................................
  #*Alpha Bank A.E.................................................  63,735      371,560
   Bank of Cyprus Public Co........................................  55,887      203,796
   Coca-Cola Hellenic Bottling Co. S.A.............................  25,508      705,359
  *EFG Eurobank Ergasias S.A.......................................  41,007      230,816
   Hellenic Petroleum S.A..........................................  15,660      166,834
   Hellenic Telecommunication Organization Co. S.A.................  23,417      277,756
   Hellenic Telecommunication Organization Co. S.A. Sponsored ADR..  18,800      109,604
  *National Bank of Greece S.A.....................................  89,697      693,588
  #National Bank of Greece S.A. ADR................................ 143,013      227,391
   OPAP S.A........................................................  31,172      660,036
  *Public Power Corp. S.A..........................................  11,935      197,484
                                                                            ------------
TOTAL GREECE.......................................................            3,844,224
                                                                            ------------

HONG KONG -- (1.9%)................................................
   AAC Acoustic Technologies Holdings, Inc......................... 118,000      310,589
   ASM Pacific Technology, Ltd.....................................  28,100      378,533
  #Bank of East Asia, Ltd.......................................... 208,110      862,991
   BOC Hong Kong Holdings, Ltd..................................... 536,500    1,686,506
   Brightoil Petroleum Holdings, Ltd............................... 333,000      146,885
   Cafe de Coral Holdings, Ltd.....................................  20,000       46,533
  #Cathay Pacific Airways, Ltd..................................... 174,000      436,135
   Cheung Kong Holdings, Ltd....................................... 205,600    3,244,872
   Cheung Kong Infrastructure Holdings, Ltd........................  50,000      243,915
  *China Resources Cement Holdings, Ltd............................   4,000        4,096
   CLP Holdings, Ltd............................................... 275,400    2,267,008
  *Dah Chong Hong Holdings, Ltd....................................  87,000       99,714
   Dah Sing Financial Holdings, Ltd................................  17,200      108,254
  #Esprit Holdings, Ltd............................................ 156,980      653,103
   First Pacific Co., Ltd.......................................... 242,400      228,352
  #*Foxconn International Holdings, Ltd............................ 318,000      187,979
  #*Galaxy Entertainment Group, Ltd................................ 184,000      330,908
  *Genting Hong Kong, Ltd..........................................  18,000        7,775
   Great Eagle Holdings, Ltd.......................................  27,337       97,339
   Hang Lung Group, Ltd............................................ 140,000      943,393
   Hang Lung Properties, Ltd....................................... 359,000    1,598,522
   Hang Seng Bank, Ltd............................................. 106,800    1,672,046
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
                                                             Shares     Value++
                                                             ------     -----

HONG KONG -- (Continued)...................................
  #Henderson Land Development Co., Ltd..................... 166,527 $ 1,143,002
   Hong Kong & China Gas Co., Ltd.......................... 601,867   1,494,832
   Hong Kong & Shanghai Hotels, Ltd........................  83,025     146,456
   Hong Kong Exchanges & Clearing, Ltd..................... 151,700   3,469,086
   Hopewell Holdings, Ltd..................................  83,000     250,976
   Hutchison Whampoa, Ltd.................................. 314,500   3,600,839
   Hysan Development Co., Ltd..............................  57,691     269,735
   Johnson Electric Holdings, Ltd.......................... 273,500     168,755
   Kerry Properties, Ltd................................... 108,393     580,311
   Li & Fung, Ltd.......................................... 362,000   1,857,340
   Lifestyle International Holdings, Ltd...................  80,500     230,658
  *Mongolia Energy Corp, Ltd............................... 512,000     120,665
   MTR Corp., Ltd.......................................... 208,179     760,116
   New World Development Co., Ltd.......................... 454,600     800,052
   NWS Holdings, Ltd....................................... 164,875     242,723
  *Orient Overseas International, Ltd......................  28,500     218,532
   Pacific Basin Shipping, Ltd............................. 172,000     106,723
   PCCW, Ltd............................................... 439,265     174,422
   Power Assets Holdings, Ltd.............................. 201,207   1,411,559
  *Sands China, Ltd........................................ 310,400     872,187
   Shangri-La Asia, Ltd.................................... 191,655     535,058
  #Sino Land Co., Ltd...................................... 401,616     710,348
   SJM Holdings, Ltd....................................... 263,000     568,939
   Sun Hung Kai Properties, Ltd............................ 213,706   3,358,208
   Techtronic Industries Co., Ltd.......................... 214,000     293,197
   Television Broadcasts, Ltd..............................  29,000     170,667
  #*United Laboratories International Holdings, Ltd. (The).  92,000     154,887
   VTech Holdings, Ltd.....................................  15,000     170,739
   Wharf Holdings, Ltd..................................... 226,609   1,668,774
   Wheelock & Co., Ltd..................................... 152,000     630,642
  #Wing Hang Bank, Ltd.....................................  21,500     240,787
  #*Wynn Macau, Ltd........................................ 222,800     799,454
  *Xinyi Glass Holdings, Ltd............................... 174,000     210,149
   Yue Yuen Industrial Holdings, Ltd....................... 100,000     344,822
                                                                    -----------
TOTAL HONG KONG............................................          43,331,088
                                                                    -----------

IRELAND -- (0.2%)..........................................
   CRH P.L.C...............................................  34,641     865,364
   CRH P.L.C. Sponsored ADR................................  48,247   1,203,763
  *Dragon Oil P.L.C........................................  20,086     186,370
  *Elan Corp. P.L.C........................................  22,589     179,668
  *Elan Corp. P.L.C. Sponsored ADR.........................  39,700     321,570
   Kerry Group P.L.C.......................................  17,907     744,216
   Ryanair Holdings P.L.C..................................  33,520     173,229
                                                                    -----------
TOTAL IRELAND..............................................           3,674,180
                                                                    -----------

ISRAEL -- (0.5%)...........................................
  *Bank Hapoalim B.M....................................... 163,630     860,486
   Bank Leumi Le-Israel B.M................................ 195,105   1,015,083
   Bezeq Israeli Telecommunication Corp., Ltd.............. 241,424     717,223
   Cellcom Israel, Ltd.....................................   6,551     210,635
   Elbit Systems, Ltd......................................   2,839     161,137
   Israel Chemicals, Ltd...................................  71,219   1,264,060
  *Israel Discount Bank, Ltd............................... 132,967     281,435
  *Makhteshim-Agan Industries, Ltd.........................  27,578     148,828
  *Migdal Insurance & Financial Holding, Ltd...............  29,968      56,657
   Mizrahi Tefahot Bank, Ltd...............................  16,910     187,714
  *NICE Systems, Ltd. Sponsored ADR........................  10,826     412,795
   Partner Communications Co., Ltd.........................   8,183     155,185
   Partner Communications Co., Ltd. ADR....................   3,525      68,279
   Teva Pharmaceutical Industries, Ltd.....................   1,894      87,022
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                                                            Shares     Value++
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

 ISRAEL -- (Continued)..................................
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR..   126,954 $ 5,805,606
                                                                   -----------
 TOTAL ISRAEL...........................................            11,432,145
                                                                   -----------

 ITALY -- (2.1%)........................................
    A2A SpA.............................................   161,586     291,845
    Assicurazioni Generali SpA..........................   160,171   3,838,396
    Atlantia SpA........................................    37,236     916,465
   *Autogrill SpA.......................................    14,553     208,638
   #Banca Carige SpA....................................    71,442     173,163
   #*Banca Monte Dei Paschi di Siena SpA................   319,433     432,843
   *Banca Popolare dell'Emilia Romagna Scrl.............    11,210     137,060
    Banco Popolare Scarl................................    89,713     266,104
    Bulgari SpA.........................................     5,530     100,723
    Davide Campari - Milano SpA.........................    51,808     373,019
    Enel SpA............................................   918,833   6,552,519
    Eni SpA.............................................   234,651   6,282,470
   #Eni SpA Sponsored ADR...............................    62,464   3,356,815
   *Fiat Industrial SpA.................................   103,338   1,535,185
   #Fiat SpA............................................   103,338   1,103,501
   #Fiat SpA Sponsored ADR..............................     7,000      75,110
   *Finmeccanica SpA....................................    58,786     794,289
    Intesa Sanpaolo SpA................................. 1,038,747   3,450,156
    Intesa Sanpaolo SpA Sponsored ADR...................    13,601     272,156
   #Lottomatica SpA.....................................     6,664     148,817
    Luxottica Group SpA.................................    17,806     588,642
    Mediaset SpA........................................    99,784     664,805
    Mediobanca SpA......................................    67,366     767,252
    Mediolanum SpA......................................    29,155     171,418
    Parmalat SpA........................................   237,006     897,394
    Pirelli & Co. SpA...................................    20,034     208,568
    Prysmian SpA........................................    21,886     516,624
    Saipem SpA..........................................    38,272   2,173,825
    Snam Rete Gas SpA...................................   224,734   1,397,872
   #Telecom Italia SpA..................................   682,848   1,026,752
   #Telecom Italia SpA Sponsored ADR....................    80,065   1,203,377
   #Tenaris SA ADR......................................    34,150   1,734,478
    Terna Rete Elettrica Nazionale SpA..................   169,541     848,805
    UniCredit SpA....................................... 1,921,555   4,948,613
   #Unione di Banche Italiane ScpA......................    77,200     692,006
                                                                   -----------
 TOTAL ITALY............................................            48,149,705
                                                                   -----------

 JAPAN -- (14.8%).......................................
    77 Bank, Ltd. (The).................................    81,000     374,172
    ABC-Mart, Inc.......................................       600      22,481
   #Advantest Corp......................................     9,840     195,557
    Advantest Corp. ADR.................................    10,000     198,700
   #AEON Co., Ltd.......................................    89,000   1,072,321
    Aeon Mall Co., Ltd..................................     8,680     208,757
    Air Water, Inc......................................    20,000     241,779
    Aisin Seiki Co., Ltd................................    26,200     924,119
    Ajinomoto Co., Inc..................................    98,000   1,089,877
    Alfresa Holdings Corp...............................     4,200     148,312
    All Nippon Airways Co., Ltd.........................   127,000     373,281
    Alps Electric Co., Ltd..............................    24,400     244,010
    Amada Co., Ltd......................................    61,000     489,884
   #Aozora Bank, Ltd....................................    85,000     184,121
   *Asahi Breweries, Ltd................................    55,300   1,038,858
    Asahi Glass Co., Ltd................................   142,000   1,802,876
    Asahi Kasei Corp....................................   191,000   1,320,240
   #Asatsu-DK, Inc......................................     2,700      70,848
    Asics Corp..........................................    23,000     332,621
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                                                       Shares    Value++
                                                       ------    -----

        JAPAN -- (Continued).........................
           Astellas Pharma, Inc......................  64,155 $2,450,287
           Autobacs Seven Co., Ltd...................   1,400     51,455
          #Awa Bank, Ltd. (The)......................  18,000    112,465
           Bank of Kyoto, Ltd. (The).................  55,000    509,688
           Bank of Yokohama, Ltd. (The).............. 168,000    832,278
           Benesse Holdings, Inc.....................   9,700    403,456
           Bridgestone Corp..........................  93,600  2,067,288
          #Brother Industries, Ltd...................  31,000    474,693
           Canon Marketing Japan, Inc................   7,000     77,521
           Canon, Inc................................  81,600  3,842,753
          #Canon, Inc. Sponsored ADR.................  81,604  3,849,261
           Capcom Co., Ltd...........................   6,900    128,224
          #Casio Computer Co., Ltd...................  29,000    230,606
          #Central Japan Railway Co., Ltd............     217  1,640,668
           Century Tokyo Leasing Corp................   5,500     94,366
           Chiba Bank, Ltd. (The).................... 132,000    781,524
          #Chiyoda Corp..............................  23,000    228,958
           Chubu Electric Power Co., Ltd.............  94,800  2,077,279
           Chugai Pharmaceutical Co., Ltd............  31,200    517,327
           Chugoku Bank, Ltd. (The)..................  28,000    326,320
          #Chugoku Electric Power Co., Ltd. (The)....  44,200    785,048
           Chuo Mitsui Trust Holdings, Inc........... 514,210  1,770,291
           Circle K Sunkus Co., Ltd..................   5,100     78,755
           Citizen Holdings Co., Ltd.................  41,200    249,472
           Coca-Cola West Co., Ltd...................  13,100    271,304
           Comsys Holdings Corp......................  11,000    115,106
           Cosmo Oil Co., Ltd........................ 128,000    422,517
           Credit Saison Co., Ltd....................  20,700    347,105
           Dai Nippon Printing Co., Ltd..............  98,000  1,175,606
           Daicel Chemical Industries, Ltd...........  34,000    219,290
          #Daido Steel Co., Ltd......................  37,000    211,492
           Daihatsu Motor Co., Ltd...................  21,000    339,226
           Dai-ichi Life Insurance Co., Ltd. (The)...   1,107  1,828,492
           Daiichi Sankyo Co., Ltd...................  95,446  1,875,462
           Daikin Industries, Ltd....................  34,400  1,095,739
           Dainippon Screen Manufacturing Co., Ltd...  35,000    325,036
           Dainippon Sumitomo Pharma Co., Ltd........  23,000    221,163
           Daishi Bank, Ltd. (The)...................  28,000     88,346
           Daito Trust Construction Co., Ltd.........  10,600    848,000
           Daiwa House Industry Co., Ltd.............  69,000    836,018
          #Daiwa Securities Group, Inc............... 279,000  1,204,169
           DeNa Co., Ltd.............................  12,000    450,482
           Denki Kagaku Kogyo K.K....................  71,000    364,695
           Denso Corp................................  69,000  2,309,185
           Dentsu, Inc...............................  23,800    632,955
           DIC Corp..................................  63,000    151,024
          #Disco Corp................................   2,600    178,421
           Don Quijote Co., Ltd......................   4,200    157,300
           Dowa Holdings Co., Ltd....................  33,200    217,734
          #eAccess, Ltd..............................     141     66,576
           East Japan Railway Co.....................  48,000  2,667,865
           Ebara Corp................................  52,000    293,385
          #Eisai Co., Ltd............................  36,700  1,334,518
          #Electric Power Development Co., Ltd.......  16,900    443,377
          #*Elpida Memory, Inc.......................  28,100    421,049
           Exedy Corp................................   5,600    178,903
          #Ezaki Glico Co., Ltd......................  10,000    119,589
           FamilyMart Co., Ltd.......................   7,300    264,974
          #FANUC Corp................................  27,200  4,553,265
           Fast Retailing Co., Ltd...................   7,400  1,166,804
           Fuji Electric Holdings Co., Ltd...........  64,000    201,612
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
                                                      Shares    Value++
                                                      ------    -----

        JAPAN -- (Continued)........................
           Fuji Heavy Industries, Ltd...............  85,000 $  632,678
           FUJIFILM Holdings Corp...................  67,400  2,095,323
           Fujikura, Ltd............................  39,000    202,111
           Fujitsu, Ltd............................. 265,440  1,520,888
           Fukuoka Financial Group, Inc............. 146,000    606,687
           Furukawa Electric Co., Ltd...............  93,000    369,524
           Glory, Ltd...............................   6,200    136,165
           GS Yuasa Corp............................  47,000    321,595
           Gunma Bank, Ltd. (The)...................  80,000    433,039
           H2O Retailing Corp.......................  13,000     94,502
           Hachijuni Bank, Ltd. (The)...............  63,000    376,092
           Hakuhodo Dy Holdings, Inc................   3,000    157,091
          #Hamamatsu Photonics K.K..................   9,400    369,875
           Hankyu Hanshin Holdings, Inc............. 158,000    699,929
           Heiwa Corp...............................   6,700    103,605
           Higo Bank, Ltd. (The)....................  18,000    103,791
          #Hikari Tsushin, Inc......................   3,800     74,796
           Hino Motors, Ltd.........................  37,000    175,373
          #Hirose Electric Co., Ltd.................   5,000    521,112
          #Hiroshima Bank, Ltd. (The)...............  62,000    270,992
           Hisamitsu Pharmaceutical Co., Inc........   8,700    363,086
           Hitachi Chemical Co., Ltd................  12,500    257,642
          #Hitachi Construction Machinery Co., Ltd..  13,100    319,367
           Hitachi High-Technologies Corp...........   9,300    195,718
           Hitachi Koki Co., Ltd....................   8,200     75,112
          #Hitachi Metals, Ltd......................  25,000    329,284
           Hitachi Transport System, Ltd............   5,500     76,428
           Hitachi, Ltd............................. 295,000  1,601,180
          #Hitachi, Ltd. ADR........................  34,892  1,900,218
           Hokkaido Electric Power Co., Inc.........  25,000    453,301
           Hokkoku Bank, Ltd. (The).................  22,000     74,363
           Hokuhoku Financial Group, Inc............ 165,000    314,892
           Hokuriku Electric Power Co., Inc.........  22,200    450,250
          #Honda Motor Co., Ltd.....................  92,300  3,548,393
          #Honda Motor Co., Ltd. Sponsored ADR...... 141,423  5,423,572
          #House Foods Corp.........................   8,500    139,141
           Hoya Corp................................  63,200  1,361,177
           Hyakugo Bank, Ltd. (The).................  19,000     82,815
           Hyakujishi Bank, Ltd. (The)..............  23,000     85,860
          #Ibiden Co., Ltd..........................  17,900    604,349
           Idemitsu Kosan Co., Ltd..................   3,000    354,782
           IHI Corp................................. 152,000    386,751
           Inpex Corp...............................     321  2,467,779
          #*Isetan Mitsukoshi Holdings, Ltd.........  54,780    528,823
           Isuzu Motors, Ltd........................ 146,000    626,157
          #ITO EN, Ltd..............................   5,600     99,394
           ITOCHU Corp.............................. 217,500  2,265,724
          #Itochu Techno-Solutions Corp.............   4,200    148,913
           Iyo Bank, Ltd. (The).....................  31,000    259,246
           Izumi Co., Ltd...........................   5,000     71,567
           J. Front Retailing Co., Ltd..............  99,800    433,690
          #Japan Petroleum Exploration Co., Ltd.....   3,200    156,888
           Japan Steel Works, Ltd. (The)............  45,000    363,443
           Japan Tobacco, Inc.......................     644  2,502,776
           JFE Holdings, Inc........................  66,900  1,831,204
          #JGC Corp.................................  27,000    675,982
           Joyo Bank, Ltd. (The)....................  91,000    367,286
           JS Group Corp............................  32,540    784,272
           JSR Corp.................................  22,000    462,837
           JTEKT Corp...............................  24,560    319,041
           Juroku Bank, Ltd.........................  40,000    124,021

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
                                                    Shares    Value++
                                                    ------    -----

           JAPAN -- (Continued)...................
              JX Holdings, Inc.................... 331,170 $2,332,327
              Kagome Co., Ltd.....................  11,100    193,310
              Kagoshima Bank, Ltd. (The)..........  13,000     87,414
              Kajima Corp......................... 106,000    303,944
              Kakaku.com, Inc.....................      18    103,731
              Kamigumi Co., Ltd...................  53,000    453,934
             #Kandenko Co., Ltd...................   8,000     41,421
              Kaneka Corp.........................  56,000    408,733
              Kansai Electric Power Co., Inc...... 108,900  2,293,693
             #Kansai Paint Co., Ltd...............  31,000    279,614
              Kao Corp............................  78,900  1,975,067
              Kawasaki Heavy Industries, Ltd...... 180,000    743,928
             #Kawasaki Kisen Kaisha, Ltd.......... 116,000    388,991
              Kayaba Industry Co., Ltd............  29,000    241,251
              KDDI Corp...........................     415  2,770,572
             #Keihan Electric Railway Co., Ltd....  63,000    261,188
             #Keikyu Corp.........................  61,000    425,828
             #Keio Corp...........................  88,000    494,267
              Keisei Electric Railway Co., Ltd....  39,000    226,293
              Keiyo Bank, Ltd. (The)..............  21,000    103,310
              Kewpie Corp.........................   8,900    106,606
              Keyence Corp........................   5,992  1,583,433
             #Kikkoman Corp.......................  18,000    178,685
              Kinden Corp.........................  35,000    298,381
             #Kintetsu Corp....................... 229,280    686,579
             *Kirin Holdings Co., Ltd............. 120,000  1,688,564
              Kobayashi Pharmaceutical Co., Ltd...   2,700    126,903
              Kobe Steel, Ltd..................... 342,000    848,665
              Koito Manufacturing Co., Ltd........  14,000    220,156
              Komatsu, Ltd........................ 137,000  4,830,537
              Komeri Co., Ltd.....................   4,000    108,906
              Konami Co., Ltd.....................   8,600    171,405
              Konami Corp. ADR....................   3,500     68,950
             *Konica Minolta Holdings, Inc........  85,500    752,917
              Kose Corp...........................   3,690     96,158
             *K's Holdings Corp...................   6,239    194,458
              Kubota Corp......................... 117,000  1,121,814
              Kubota Corp. Sponsored ADR..........   9,951    473,170
              Kuraray Co., Ltd....................  44,000    640,970
              Kurita Water Industries, Ltd........  13,400    392,465
              Kyocera Corp........................  14,800  1,632,957
              Kyocera Corp. Sponsored ADR.........  10,829  1,190,215
              Kyowa Hakko Kirin Co., Ltd..........  32,000    319,292
             #Kyushu Electric Power Co., Inc......  54,600  1,009,448
              Lawson, Inc.........................   9,300    456,295
              Lintec Corp.........................   7,200    213,078
             #Lion Corp...........................  19,000     99,663
              Mabuchi Motor Co., Ltd..............   3,400    168,686
             #Makita Corp.........................  13,000    597,751
              Makita Corp. Sponsored ADR..........   1,630     76,284
              Marubeni Corp....................... 239,000  1,746,045
              Marui Group Co., Ltd................  35,200    243,182
              Maruichi Steel Tube, Ltd............   4,200    104,518
             #*Matsui Securities Co., Ltd.........   9,700     47,814
              Mazda Motor Corp.................... 281,000    645,257
              Medipal Holdings Corp...............  18,600    154,691
              Meiji Holdings Co., Ltd.............   9,056    386,782
              Minebea Co., Ltd....................  45,000    243,522
              Miraca Holdings, Inc................   9,200    350,290
              Misumi Group, Inc...................  10,000    252,165
              Mitsubishi Chemical Holdings Corp... 185,490  1,256,025

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
                                                         Shares    Value++
                                                         ------    -----

      JAPAN -- (Continued)...........................
         Mitsubishi Corp.............................   197,600 $5,360,428
         Mitsubishi Electric Corp....................   281,000  3,128,454
         Mitsubishi Estate Co., Ltd..................   172,000  3,009,964
         Mitsubishi Gas Chemical Co., Inc............    46,000    360,384
         Mitsubishi Heavy Industries, Ltd............   443,000  2,116,809
         Mitsubishi Logistics Corp...................    14,000    154,858
         Mitsubishi Materials Corp...................   155,000    538,087
        #*Mitsubishi Motors Corp.....................   544,000    667,434
         Mitsubishi Tanabe Pharma Corp...............    29,000    481,097
         Mitsubishi UFJ Financial Group, Inc.........   429,472  2,061,289
         Mitsubishi UFJ Financial Group, Inc. ADR.... 1,455,897  6,944,629
         Mitsubishi UFJ Lease & Finance Co., Ltd.....     2,000     79,951
         Mitsui & Co., Ltd...........................   183,000  3,256,501
         Mitsui & Co., Ltd. Sponsored ADR............     2,745    975,161
         Mitsui Chemicals, Inc.......................   142,000    520,279
        #Mitsui Engineering & Shipbuilding Co., Ltd..    81,000    201,114
        #Mitsui Fudosan Co., Ltd.....................   126,000  2,186,757
         Mitsui Mining & Smelting Co., Ltd...........    60,000    214,807
         Mitsui O.S.K. Lines, Ltd....................   182,000  1,015,109
         Mitsumi Electric Co., Ltd...................    11,200    143,618
         Mizuho Financial Group, Inc................. 2,332,225  3,695,050
        #*Mizuho Financial Group, Inc. ADR...........   312,894    998,132
        #Mizuho Securities Co., Ltd..................    76,000    193,426
        #Mizuho Trust & Banking Co., Ltd.............   190,000    160,668
         Mochida Pharmaceutical Co., Ltd.............     8,000     88,975
         MS&AD Insurance Group Holdings, Inc.........    77,895  1,824,134
        #Murata Manufacturing Co., Ltd...............    29,200  2,108,951
         Nabtesco Corp...............................    15,000    384,008
         Nagase & Co., Ltd...........................    10,000    126,681
         Nagoya Railroad Co., Ltd....................    85,000    223,342
         Namco Bandai Holdings, Inc..................    25,900    286,029
        #Nankai Electric Railway Co., Ltd............    50,000    193,104
         Nanto Bank, Ltd. (The)......................    20,000     97,831
        *NEC Corp....................................   404,546    853,305
         NGK Insulators, Ltd.........................    34,000    589,942
        #NGK Spark Plug Co., Ltd.....................    20,000    278,398
         NHK Spring Co., Ltd.........................    23,000    218,727
         Nichirei Corp...............................    34,000    149,385
         Nidec Corp..................................     8,200    711,660
        #Nidec Corp. ADR.............................    26,554    580,205
         Nifco, Inc..................................     2,700     68,268
         Nikon Corp..................................    51,200  1,073,030
         Nintendo Co., Ltd...........................    13,900  3,288,937
         Nippon Electric Glass Co., Ltd..............    53,500    810,026
         Nippon Express Co., Ltd.....................   133,000    529,923
         Nippon Kayaku Co., Ltd......................    19,000    183,533
         Nippon Meat Packers, Inc....................    24,000    332,465
         Nippon Paint Co., Ltd.......................    19,000    133,316
         Nippon Paper Group, Inc.....................    13,700    275,274
         Nippon Sheet Glass Co., Ltd.................   157,000    462,306
         Nippon Shokubai Co., Ltd....................    23,000    301,884
        #Nippon Steel Corp...........................   735,000  2,299,111
         Nippon Telegraph & Telephone Corp...........    61,700  2,875,057
         Nippon Telegraph & Telephone Corp. ADR......    20,771    480,849
         Nippon Television Network Corp..............     1,310    186,283
         Nippon Yusen K.K............................   232,000    857,667
         Nipro Corp..................................     5,000    101,971
         Nishi-Nippon Bank, Ltd......................   100,000    283,238
         Nishi-Nippon Railroad Co., Ltd..............    41,000    177,194
         Nissan Chemical Industries, Ltd.............    15,000    155,642
         Nissan Motor Co., Ltd.......................   359,500  3,458,934

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
                                                   Shares    Value++
                                                   ------    -----

           JAPAN -- (Continued)..................
              Nissan Shatai Co., Ltd.............   7,000 $   52,448
              Nisshin Seifun Group, Inc..........  24,500    306,688
              Nisshin Steel Co., Ltd.............  93,000    185,637
              Nisshinbo Holdings, Inc............  13,000    128,678
             #Nissin Foods Holdings Co., Ltd.....  10,000    354,476
              Nitori Holdings Co., Ltd...........   5,350    462,626
              Nitto Denko Corp...................  22,800  1,221,086
              NKSJ Holdings, Inc................. 207,200  1,335,440
              NOK Corp...........................  15,000    256,391
              Nomura Holdings, Inc............... 159,300    813,790
             #Nomura Holdings, Inc. ADR.......... 348,997  1,779,885
              Nomura Real Estate Holdings, Inc...  13,600    210,078
              Nomura Research Institute, Ltd.....  13,600    292,370
              NSK, Ltd...........................  54,000    479,203
              NTN Corp...........................  54,000    259,313
             #NTT Data Corp......................     168    556,682
              NTT DoCoMo, Inc....................   1,695  3,144,861
              NTT DoCoMo, Inc. Sponsored ADR.....  51,866    960,040
              Obayashi Corp...................... 121,000    510,440
              Obic Co., Ltd......................   1,000    185,445
             #Odakyu Electric Railway Co., Ltd...  79,000    638,371
              Ogaki Kyoritsu Bank, Ltd. (The)....  26,000     83,435
              Oji Paper Co., Ltd................. 107,000    480,425
             #Olympus Corp.......................  31,200    883,052
             #Omron Corp.........................  26,600    726,674
             #Ono Pharmaceutical Co., Ltd........  11,400    575,905
              Onward Holdings Co., Ltd...........  18,000    134,091
              ORACLE Corp. Japan.................   5,300    229,664
              Oriental Land Co., Ltd.............   6,800    577,374
             #Osaka Gas Co., Ltd................. 254,000    937,324
              Otsuka Corp........................   1,700    106,774
             *Pacific Metals Co., Ltd............  19,000    143,949
              Panasonic Corp..................... 173,788  2,136,958
              Panasonic Corp. Sponsored ADR...... 108,991  1,339,499
              Park24 Co., Ltd....................  18,900    197,478
             #*Renesas Electronics Corp..........  51,500    446,376
              Rengo Co., Ltd.....................  26,000    155,645
              Resona Holdings, Inc............... 126,400    599,274
              Ricoh Co., Ltd.....................  94,000  1,037,341
              Rinnai Corp........................   5,500    365,053
              Rohm Co., Ltd......................  16,300    981,685
             #Rohto Pharmaceutical Co., Ltd......  11,000    111,857
             #Ryohin Keikaku Co., Ltd............   3,400    157,824
              San-in Godo Bank, Ltd. (The).......  14,000    103,841
              Sankyo Co., Ltd....................   7,300    379,640
              Sankyu, Inc........................  26,000    119,487
              Sanrio Co., Ltd....................   3,600    119,797
              Santen Pharmaceutical Co., Ltd.....  10,100    390,667
              Sapporo Hokuyo Holdings, Inc.......  42,000    186,310
             *Sapporo Holdings, Ltd..............  31,000    124,572
             #SBI Holdings, Inc..................   4,055    437,149
              Secom Co., Ltd.....................  29,500  1,463,307
              Sega Sammy Holdings, Inc...........  24,048    421,227
              Seiko Epson Corp...................  17,100    297,551
              Seino Holdings Co., Ltd............  15,000    112,680
              Sekisui Chemical Co., Ltd..........  56,000    469,837
              Sekisui House, Ltd.................  97,560    945,720
             #Senshu Ikeda Holdings, Inc.........  67,800    101,242
              Seven & I Holdings Co., Ltd........ 111,276  2,800,384
              Sharp Corp......................... 141,000  1,297,289
              Shiga Bank, Ltd....................  28,000    150,221

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
                                                      Shares    Value++
                                                      ------    -----

        JAPAN -- (Continued)........................
          #Shikoku Electric Power Co., Inc..........  24,200 $  614,204
          #Shimadzu Corp............................  33,000    286,699
           Shimamura Co., Ltd.......................   2,400    226,009
          #Shimano, Inc.............................   7,700    411,343
           Shimizu Corp.............................  74,000    312,658
           Shin-Etsu Chemical Co., Ltd..............  59,600  3,100,592
          #Shinko Electric Industries Co., Ltd......   6,000     61,617
           Shinsei Bank, Ltd........................ 111,000    133,486
           Shionogi & Co., Ltd......................  37,000    599,814
           Shiseido Co., Ltd........................  48,100    800,068
           Shizuoka Bank, Ltd.......................  95,000    865,605
           Showa Denko K.K.......................... 196,000    391,158
           Showa Shell Sekiyu K.K...................  26,900    293,483
           SMC Corp.................................   7,300  1,333,531
           Softbank Corp............................ 115,500  4,873,733
           Sohgo Security Services Co., Ltd.........   6,600     75,766
           Sojitz Corp.............................. 228,300    440,556
           Sony Corp................................  73,100  2,064,013
          #Sony Corp. Sponsored ADR.................  71,800  2,032,658
           Sony Financial Holdings, Inc.............  22,600    420,054
          *Sotetsu Holdings, Inc....................  32,000     87,800
          #Square Enix Holdings Co., Ltd............   7,600    126,631
           Stanley Electric Co., Ltd................  19,300    324,374
          *Sugi Holdings Co., Ltd...................   3,800     91,009
          #*Sumco Corp..............................  16,700    322,138
           Sumitomo Bakelite Co., Ltd...............  27,000    173,157
          #Sumitomo Chemical Co., Ltd............... 205,000  1,090,193
           Sumitomo Corp............................ 165,100  2,277,528
           Sumitomo Electric Industries, Ltd........ 113,400  1,578,886
           Sumitomo Forestry Co., Ltd...............  18,000    157,761
           Sumitomo Heavy Industries, Ltd...........  73,000    481,396
           Sumitomo Metal Industries, Ltd........... 482,000  1,019,662
           Sumitomo Metal Mining Co., Ltd...........  75,000  1,339,167
           Sumitomo Mitsui Financial Group, Inc..... 196,440  6,101,794
           Sumitomo Realty & Development Co., Ltd...  50,000  1,034,958
           Sumitomo Rubber Industries, Ltd..........  27,600    312,756
           Sundrug Co., Ltd.........................   3,000     84,851
           Suruga Bank, Ltd.........................  27,000    225,361
           Suzuken Co., Ltd.........................  13,980    349,524
          #Suzuki Motor Corp........................  46,400  1,104,638
          #Sysmex Corp..............................   7,000    245,175
           T&D Holdings, Inc........................  41,200  1,017,363
          #Taiheiyo Cement Corp..................... 108,000    185,168
           Taisei Corp.............................. 183,000    428,695
           Taisho Pharmaceutical Co., Ltd...........  17,000    400,915
          #Taiyo Nippon Sanso Corp..................  33,000    266,546
           Taiyo Yuden Co., Ltd.....................  14,000    197,149
          #Takashimaya Co., Ltd.....................  34,000    232,477
          *Takata Corp..............................   6,800    206,610
           Takeda Pharmaceutical Co., Ltd........... 108,100  5,238,833
          #TDK Corp.................................  15,200    784,243
           TDK Corp. Sponsored ADR..................   1,900     98,306
           Teijin, Ltd.............................. 119,000    570,304
           Terumo Corp..............................  23,400  1,305,021
           THK Co., Ltd.............................  15,200    390,704
           Tobu Railway Co., Ltd.................... 102,000    398,285
           Toda Corp................................  19,000     70,565
          #*Toho Co., Ltd...........................  13,900    210,442
           Toho Gas Co., Ltd........................  63,000    295,050
          #Tohuku Electric Power Co., Inc...........  61,600    904,670
           Tokai Carbon Co., Ltd....................  26,000    137,128

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
                                                   Shares      Value++
                                                   ------      -----

         JAPAN -- (Continued)....................
            Tokai Rika Co., Ltd..................   6,900 $    120,906
           #Tokio Marine Holdings, Inc........... 111,800    3,127,542
            Tokio Marine Holdings, Inc. ADR......   4,182      116,092
            Tokuyama Corp........................  44,000      228,766
            Tokyo Electric Power Co., Ltd........ 186,900    1,002,329
           #Tokyo Electron, Ltd..................  24,900    1,441,562
           #Tokyo Gas Co., Ltd................... 366,000    1,632,924
            Tokyo Steel Manufacturing Co., Ltd...  26,100      282,846
            Tokyo Tatemono Co., Ltd..............  73,000      263,972
            Tokyu Corp........................... 143,000      591,567
           #Tokyu Land Corp......................  54,000      233,280
            TonenGeneral Sekiyu K.K..............  37,000      459,052
            Toppan Printing Co., Ltd.............  98,000      770,329
            Toray Industries, Inc................ 213,000    1,579,948
            Toshiba Corp......................... 576,000    3,067,139
            Tosoh Corp...........................  75,000      290,134
            TOTO, Ltd............................  46,000      361,197
            Toyo Seikan Kaisha, Ltd..............  21,300      362,103
            Toyo Suisan Kaisha, Ltd..............  12,000      276,358
            Toyobo Co., Ltd......................  77,000      121,670
           *Toyoda Gosei Co., Ltd................   9,500      207,567
            Toyota Auto Body Co., Ltd............   6,000      106,183
           #Toyota Boshoku Corp..................   9,300      144,923
           #Toyota Motor Corp.................... 228,700    9,123,105
            Toyota Motor Corp. Sponsored ADR.....  81,534    6,496,629
            Toyota Tsusho Corp...................  38,581      643,300
            Trend Micro, Inc.....................  13,800      393,965
            Trend Micro, Inc. Sponsored ADR......     777       22,121
            Tsumura & Co.........................   7,400      230,168
            Ube Industries, Ltd.................. 137,000      438,196
           #Uni-Charm Corp.......................  18,300      724,859
            UNY Co., Ltd.........................  22,000      192,790
            Ushio, Inc...........................  14,000      285,061
            USS Co., Ltd.........................   3,260      250,520
           #Wacoal Corp..........................  14,000      182,256
           #West Japan Railway Co................     225      820,515
           #Yahoo Japan Corp.....................   2,065      759,603
           #Yakult Honsha Co., Ltd...............  11,600      322,185
            Yamada Denki Co., Ltd................  10,830      760,873
            Yamaguchi Financial Group, Inc.......  48,000      433,540
            Yamaha Corp..........................  30,200      377,715
            *Yamaha Motor Co., Ltd...............  41,000      788,109
            Yamatake Corp........................   7,400      189,613
           #Yamato Holdings Co., Ltd.............  63,200    1,009,024
            Yamato Kogyo Co., Ltd................   5,900      194,720
            Yamazaki Baking Co., Ltd.............  12,000      154,753
           #Yaskawa Electric Corp................  34,000      398,040
           *Yokogawa Electric Corp...............  27,000      218,758
            Yokohama Rubber Co., Ltd.............  26,000      132,977
           #Zeon Corp............................  27,000      243,920
                                                          ------------
         TOTAL JAPAN.............................          339,331,072
                                                          ------------

         NETHERLANDS -- (2.2%)...................
           *Aegon NV............................. 215,254    1,710,934
           #Akzo Nobel NV........................  30,021    2,327,777
           #Akzo Nobel NV Sponsored ADR..........   1,996      155,069
            APERAM NV............................   5,582      235,012
            ArcelorMittal NV..................... 117,653    4,347,976
           #*ASML Holding NV.....................  53,274    2,220,574
           #*Delta Lloyd NV......................  12,375      325,593
            Fugro NV.............................  10,817      991,504

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
                                                        Shares     Value++
                                                        ------     -----

      NETHERLANDS -- (Continued)......................
        #Heineken NV..................................  38,386 $ 2,296,798
         Imtech NV....................................  10,738     407,797
        *ING Groep NV................................. 205,946   2,713,185
        *ING Groep NV Sponsored ADR................... 345,739   4,560,297
        #Koninklijke Ahold NV......................... 185,337   2,602,786
        #Koninklijke Ahold NV ADR.....................   8,320     116,730
         Koninklijke Boskalis Westminster NV..........  11,618     617,442
         Koninklijke DSM NV...........................  22,143   1,526,248
         Koninklijke KPN NV........................... 224,721   3,565,563
        *Koninklijke Philips Electronics NV........... 157,283   4,658,420
         Koninklijke Vopak NV.........................   8,820     422,574
        *Randstad Holdings NV.........................  15,481     870,969
         Reed Elsevier NV.............................  50,393     657,480
         Reed Elsevier NV ADR.........................  24,215     636,854
         Royal Dutch Shell P.L.C. Series A (B09CBL4)..  42,167   1,628,884
         SBM Offshore NV..............................  27,673     809,310
         TNT NV.......................................  50,170   1,234,631
         Unilever NV.................................. 224,122   7,378,251
         Wolters Kluwer NV............................  38,995     908,560
                                                               -----------
      TOTAL NETHERLANDS...............................          49,927,218
                                                               -----------

      NEW ZEALAND -- (0.1%)...........................
         Auckland International Airport, Ltd.......... 106,632     191,872
         Contact Energy, Ltd..........................  33,218     160,253
         Fletcher Building, Ltd.......................  75,529     563,055
         Sky City Entertainment Group, Ltd............  52,999     152,902
         Sky Network Television, Ltd..................  23,000     108,587
         Telecom Corp. of New Zealand, Ltd............ 223,371     391,700
         TrustPower, Ltd..............................  21,162     130,178
                                                               -----------
      TOTAL NEW ZEALAND...............................           1,698,547
                                                               -----------

      NORWAY -- (0.9%)................................
        #*Aker ASA....................................   3,755     114,592
         Aker Kvaerner ASA............................  23,335     562,435
        #DnB NOR ASA Series A......................... 136,230   2,215,187
        *DNO International ASA........................  83,791     125,754
         Fred Olsen Energy ASA........................   5,500     253,341
         Frontline, Ltd. ASA..........................   8,100     178,926
         Kongsberg Gruppen ASA........................   6,143     192,202
         Marine Harvest ASA........................... 427,823     565,216
        #Norsk Hydro ASA.............................. 141,839   1,258,068
         Norsk Hydro ASA Sponsored ADR................  11,200      99,792
         Orkla ASA....................................  97,744     989,208
        *Petroleum Geo-Services ASA...................  25,375     401,437
         Prosafe ASA..................................  23,345     189,517
        #*Renewable Energy Corp. ASA..................  66,313     234,188
         Schibsted ASA................................   9,450     284,328
         SeaDrill, Ltd. ASA...........................  43,765   1,552,692
         StatoilHydro ASA............................. 132,085   3,869,286
         StatoilHydro ASA Sponsored ADR...............  45,656   1,338,177
        *Storebrand ASA...............................  51,600     535,921
         Subsea 7 SA..................................  34,211     901,121
         Telenor ASA.................................. 132,891   2,295,784
         TGS Nopec Geophysical Co. ASA................  13,072     344,174
         Yara International ASA.......................  30,233   1,770,011
                                                               -----------
      TOTAL NORWAY....................................          20,271,357
                                                               -----------

      PORTUGAL -- (0.2%)..............................
        #Banco Comercial Portugues SA................. 298,231     237,936
        #Banco Espirito Santo SA......................  62,822     264,618

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
                                                           Shares     Value++
                                                           ------     -----

  PORTUGAL -- (Continued)..............................
    #Brisa SA..........................................    29,578 $   197,860
     Cimpor Cimentos de Portugal SA....................    24,245     167,507
    #*EDP Renovaveis SA................................    29,651     228,383
    #Energias de Portugal SA...........................   268,471   1,096,836
    #Galp Energia SGPS SA Series B.....................    36,253     810,836
    #Jeronimo Martins SGPS SA..........................    35,510     582,421
     Portugal Telecom SA...............................    75,545     924,510
     Portugal Telecom SGPS SA Sponsored ADR............    20,300     249,487
                                                                  -----------
  TOTAL PORTUGAL.......................................             4,760,394
                                                                  -----------

  SINGAPORE -- (1.3%)..................................
     Asia Pacific Breweries, Ltd.......................    14,000     279,206
     CapitaLand, Ltd...................................   370,750   1,031,161
    *CapitaMalls Asia, Ltd.............................   192,000     278,160
     City Developments, Ltd............................    77,000     745,855
     ComfortDelGro Corp., Ltd..........................   215,000     269,243
    #Cosco Corp Singapore, Ltd.........................   132,000     240,262
     DBS Group Holdings, Ltd...........................   251,490   3,081,249
     Fraser & Neave, Ltd...............................   154,500     792,032
    #*Genting Singapore P.L.C..........................   724,000   1,285,890
     Golden Agri-Resources, Ltd........................ 1,125,000     612,746
    *Great Eastern Holdings, Ltd.......................     2,000      25,287
     Jardine Cycle & Carriage, Ltd.....................    15,339     462,935
     Keppel Corp., Ltd.................................   215,600   2,099,523
     Keppel Land, Ltd..................................    86,000     293,505
     K-Green Trust, Ltd................................    34,800      29,564
    #*Neptune Orient Lines, Ltd........................   153,000     235,667
     Olam International, Ltd...........................   190,400     447,304
     Oversea-Chinese Banking Corp., Ltd................   371,749   2,903,072
    #Overseas Union Enterprise, Ltd....................    84,000     210,663
     SATS, Ltd.........................................   120,736     254,803
     SembCorp Industries, Ltd..........................   120,320     531,594
    #SembCorp Marine, Ltd..............................   108,000     501,162
     Singapore Airlines, Ltd...........................    73,400     845,504
    #Singapore Exchange, Ltd...........................   118,000     752,869
     Singapore Post, Ltd...............................    99,000      93,919
    #Singapore Press Holdings, Ltd.....................   199,000     647,582
     Singapore Technologies Engineering, Ltd...........   245,000     631,373
     Singapore Telecommunications, Ltd................. 1,149,650   2,934,627
     SMRT Corp., Ltd...................................    59,000      91,662
     StarHub, Ltd......................................   110,000     258,230
     Straits Asia Resources, Ltd.......................    98,000     237,062
     United Industrial Corp., Ltd......................    89,000     205,948
    #United Overseas Bank, Ltd.........................   183,838   2,949,657
     UOL Group, Ltd....................................    86,000     340,493
     Venture Corp., Ltd................................    48,000     378,719
    #Wilmar International, Ltd.........................   322,000   1,387,743
     Yangzijiang Shipbuilding Holdings, Ltd............   242,000     358,444
     Yanlord Land Group, Ltd...........................    90,000     106,759
                                                                  -----------
  TOTAL SINGAPORE......................................            28,831,474
                                                                  -----------

  SPAIN -- (2.7%)......................................
     Abertis Infraestructuras SA.......................    41,571     984,799
     Acciona SA........................................     3,470     403,648
     Acerinox SA.......................................    13,941     280,067
     Actividades de Construccion y Servicios SA........    19,195     965,772
     Banco Bilbao Vizcaya Argentaria SA................    56,249     720,524
     Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   491,102   6,291,017
    #Banco de Sabadell SA..............................   123,598     547,387
    *Banco de Valencia SA..............................    35,136     142,064
    #Banco Espanol de Credito SA.......................     9,662      90,261

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
                                                              Shares     Value++
                                                              ------     -----

SPAIN -- (Continued)........................................
   Banco Popular Espanol SA................................. 121,357 $   726,959
  #Banco Santander SA....................................... 323,796   4,135,035
  #Banco Santander SA Sponsored ADR......................... 866,699  10,747,068
  #Bankinter SA.............................................  38,692     288,608
   Cia Espanola de Petroleos SA.............................   5,421     226,475
   Cintra Concesiones de Infraestructuras de Transporte SA..  61,097     842,401
   Criteria Caixacorp SA.................................... 121,409     895,574
   Ebro Foods SA............................................   2,842      70,121
   Enagas SA................................................  27,296     674,882
   Fomento de Construcciones y Contratas SA.................   5,469     185,802
   Gas Natural SDG SA.......................................  48,908   1,005,662
  #*Gestevision Telec, Inc. SA..............................  31,341     352,305
   Grifols SA...............................................  17,103     338,547
   Iberdrola Renovables SA.................................. 104,585     478,630
  #Iberdrola SA............................................. 585,669   5,431,202
   Indra Sistemas SA........................................  13,729     311,395
   Industria de Diseno Textil SA............................  34,074   3,055,731
  #Mapfre SA................................................ 120,494     502,929
   Prosegur Cia de Seguridad SA.............................     719      43,900
   Red Electrica Corporacion SA.............................  14,225     906,361
   Repsol YPF SA............................................  30,557   1,090,862
   Repsol YPF SA Sponsored ADR..............................  78,700   2,811,164
  *Sacyr Vallehermoso SA....................................  28,794     363,634
   Tecnicas Reunidas SA.....................................   2,197     137,997
  #Telefonica SA............................................ 189,773   5,098,290
   Telefonica SA Sponsored ADR.............................. 407,889  10,996,687
  #Zardoya Otis SA..........................................  20,420     347,613
                                                                     -----------
TOTAL SPAIN.................................................          62,491,373
                                                                     -----------

SWEDEN -- (2.5%)............................................
  #Alfa Laval AB............................................  45,146   1,010,644
  #Assa Abloy AB Series B...................................  44,162   1,326,635
  #Atlas Copco AB Series A..................................  97,333   2,858,690
  #Atlas Copco AB Series B..................................  56,294   1,492,073
  #Boliden AB...............................................  40,756     919,266
  #*Electrolux AB Series B..................................  33,400     849,978
   Elekta AB Series B.......................................  12,957     591,330
  #Getinge AB...............................................  26,027     692,426
  #Hennes & Mauritz AB Series B............................. 127,318   4,499,697
   Hexagon AB...............................................  36,143     939,066
  #Husqvarna AB Series A....................................  12,600      98,903
  #Husqvarna AB Series B....................................  68,881     541,920
  *Lundin Petroleum AB......................................  27,710     420,550
  #Meda AB Series A.........................................  19,365     205,156
   Modern Times Group AB Series B...........................   6,100     467,943
   Nordea Bank AB........................................... 479,645   5,468,673
   Oriflame Cosmetics SA....................................   7,445     420,259
  #Ratos AB.................................................  16,757     692,579
  #Sandvik AB............................................... 153,264   3,249,159
  #Scania AB Series B.......................................  44,768   1,163,079
  #Securitas AB Series B....................................  39,905     500,149
   Skandinaviska Enskilda Banken AB Series A................ 223,479   2,148,284
  #Skanska AB Series B......................................  55,785   1,199,265
  #SKF AB Series B..........................................  54,779   1,729,526
  *SSAB AB Series A.........................................  22,904     409,330
  *SSAB AB Series B.........................................  10,905     170,516
   Svenska Cellulosa AB.....................................   5,672      86,648
   Svenska Cellulosa AB Series B............................  88,398   1,355,177
   Svenska Handelsbanken AB Series A........................  71,610   2,483,381
   Swedbank AB Series A..................................... 112,226   2,128,426
  #Swedish Match AB.........................................  30,700   1,089,592

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
                                                          Shares      Value++
                                                          ------      -----

   SWEDEN -- (Continued)................................
      Tele2 AB Series B.................................  49,694 $  1,247,955
     *Telefonaktiebolaget LM Ericsson AB................ 391,288    5,937,218
     *Telefonaktiebolaget LM Ericsson AB Series A.......   3,381       49,702
      Telefonaktiebolaget LM Ericsson AB Sponsored ADR..  46,000      699,200
      TeliaSonera AB.................................... 336,413    2,745,450
     *Volvo AB Series A.................................  75,508    1,479,283
     *Volvo AB Series B................................. 189,015    3,714,587
     *Volvo AB Sponsored ADR............................  14,500      284,780
                                                                 ------------
   TOTAL SWEDEN.........................................           57,366,495
                                                                 ------------

   SWITZERLAND -- (5.9%)................................
      ABB, Ltd. AG...................................... 142,878    3,945,617
      ABB, Ltd. AG Sponsored ADR........................ 182,000    5,003,180
     *Actelion, Ltd. AG.................................  14,133      832,719
      Adecco SA.........................................  19,581    1,399,354
     *Alpiq Holding AG..................................     134       53,925
      Baloise Holding AG................................   8,863      980,923
      Banque Cantonale Vaudoise AG......................     212      130,347
      Barry Callebaut AG................................     267      255,378
      BKW FMB Energie AG................................   2,156      143,321
      Compagnie Financiere Richemont SA Series A........  72,998    4,721,449
      Credit Suisse Group AG............................ 105,497    4,801,872
      Credit Suisse Group AG Sponsored ADR..............  60,737    2,762,926
      Geberit AG........................................   5,738    1,342,537
      Givaudan SA.......................................   1,011    1,124,935
      Holcim, Ltd. AG...................................  38,046    3,315,025
      Julius Baer Group, Ltd. AG........................  36,325    1,699,929
      Kuehne & Nagel International AG...................   6,941    1,109,957
      Lindt & Spruengli AG..............................      15      558,580
     #*Logitech International SA........................  22,987      318,780
     *Lonza Group AG....................................   5,861      504,033
      Nestle SA......................................... 471,890   29,289,453
      Novartis AG....................................... 164,651    9,763,834
      Novartis AG ADR................................... 147,100    8,703,907
      Partners Group Holding AG.........................   1,824      387,520
      Roche Holding AG Bearer...........................   3,479      615,731
      Roche Holding AG Genusschein......................  97,207   15,778,632
      Schindler Holding AG..............................   2,881      371,039
      SGS SA............................................     709    1,408,793
      Sika AG...........................................     295      753,532
      Sonova Holding AG.................................   6,156      621,956
      Straumann Holding AG..............................   1,188      310,795
      Sulzer AG.........................................   3,497      631,734
      Swatch Group AG (7184725).........................   4,165    2,050,993
      Swatch Group AG (7184736).........................   5,992      532,264
      Swiss Life Holding AG.............................   5,360      978,658
      Swiss Reinsurance Co., Ltd. AG....................  53,321    3,181,479
      Swisscom AG.......................................   3,364    1,544,019
      Syngenta AG.......................................   7,073    2,501,418
     #Syngenta AG ADR...................................  31,500    2,228,310
      Synthes, Inc......................................   9,247    1,593,673
     *UBS AG............................................ 493,094    9,868,077
     *UBS AG ADR........................................  33,538      670,760
      Valiant Holding AG................................   1,396      198,492
      Zurich Financial Services AG......................  22,692    6,380,506
                                                                 ------------
   TOTAL SWITZERLAND....................................          135,370,362
                                                                 ------------

   UNITED KINGDOM -- (16.1%)............................
      Aberdeen Asset Management P.L.C...................   2,696       10,302
      Admiral Group P.L.C...............................  27,244      770,750
      Aggreko P.L.C.....................................  38,790    1,160,497

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
                                                             Shares     Value++
                                                             ------     -----

 UNITED KINGDOM -- (Continued)...........................
    Amec P.L.C...........................................    53,100 $ 1,065,984
    Amlin P.L.C..........................................    60,463     422,904
    Anglo American P.L.C.................................   198,028  10,380,384
    Antofagasta P.L.C....................................    53,869   1,262,465
    ARM Holdings P.L.C...................................   139,465   1,445,480
   *ARM Holdings P.L.C. Sponsored ADR....................    18,300     575,718
    Ashmore Group P.L.C..................................    41,357     258,403
    Associated British Foods P.L.C.......................    49,803     838,756
    AstraZeneca P.L.C....................................   123,555   6,130,507
   #AstraZeneca P.L.C. Sponsored ADR.....................    78,600   3,916,638
   *Autonomy Corp. P.L.C.................................    28,027     756,402
    Aviva P.L.C..........................................   402,087   3,009,199
    Babcock International Group P.L.C....................    18,911     202,575
    BAE Systems P.L.C....................................   524,796   2,880,753
    Balfour Beatty P.L.C.................................    91,945     504,909
    Barclays P.L.C.......................................   189,633     901,513
    Barclays P.L.C. Sponsored ADR........................   365,409   6,961,041
    BG Group P.L.C.......................................   453,969  11,690,371
   #BG Group P.L.C. Sponsored ADR........................    12,500   1,588,125
    BHP Billiton P.L.C...................................   108,059   4,568,715
   #BHP Billiton P.L.C. ADR..............................   109,908   9,252,055
    BP P.L.C.............................................   737,244   5,667,371
    BP P.L.C. Sponsored ADR..............................   359,546  16,589,452
    British American Tobacco P.L.C.......................   251,484  10,989,063
   #British American Tobacco P.L.C. Sponsored ADR........    19,052   1,680,386
    British Sky Broadcasting Group P.L.C.................   149,909   2,111,015
    British Sky Broadcasting Group P.L.C. Sponsored ADR..     1,765      99,158
    BT Group P.L.C.......................................   719,650   2,362,673
   #BT Group P.L.C. Sponsored ADR........................    36,202   1,196,838
    Bunzl P.L.C..........................................    38,087     474,233
    Burberry Group P.L.C.................................    61,950   1,344,249
    Cable & Wireless Communications P.L.C................   117,495      91,241
   *Cairn Energy P.L.C...................................   181,650   1,374,302
    Capita Group P.L.C...................................    80,869     995,369
    Carnival P.L.C.......................................    20,454     823,535
   #Carnival P.L.C. ADR..................................    10,700     427,893
    Centrica P.L.C.......................................   744,923   4,000,522
   *Cobham P.L.C.........................................   149,602     571,439
    Compass Group P.L.C..................................   255,079   2,496,049
    Diageo P.L.C.........................................   126,561   2,574,656
    Diageo P.L.C. Sponsored ADR..........................    52,090   4,238,563
   *easyJet P.L.C........................................     6,692      39,049
    Eurasian Natural Resources Corp. P.L.C...............    41,313     633,098
    Experian P.L.C.......................................   146,479   1,976,659
    Fresnillo P.L.C......................................    24,567     677,059
    G4S P.L.C............................................   198,506     916,741
    GKN P.L.C............................................   252,784     943,257
    GlaxoSmithKline P.L.C................................   478,323  10,448,929
    GlaxoSmithKline P.L.C. Sponsored ADR.................   141,407   6,173,830
    Hargreaves Lansdown P.L.C............................    34,905     376,055
    HSBC Holdings P.L.C.................................. 1,109,174  12,098,699
    HSBC Holdings P.L.C. Sponsored ADR...................   309,839  16,876,930
    ICAP P.L.C...........................................    84,503     733,258
    IMI P.L.C............................................    43,908     803,551
    Imperial Tobacco Group P.L.C.........................   112,886   3,981,741
    Imperial Tobacco Group P.L.C. ADR....................    19,700   1,396,730
    Informa P.L.C........................................    71,927     501,869
    Inmarsat P.L.C.......................................    56,688     577,326
    Intercontinental Hotels Group P.L.C..................    33,398     733,177
   *International Consolidated Airlines Group P.L.C......    70,412     280,152
    International Power P.L.C............................   204,552   1,132,143

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
                                                            Shares     Value++
                                                            ------     -----

 UNITED KINGDOM -- (Continued).........................
    Intertek Group P.L.C...............................     21,556 $   765,772
    Invensys P.L.C.....................................    110,599     629,728
    Investec P.L.C.....................................     64,535     519,713
   *ITV P.L.C..........................................    452,696     576,499
    John Wood Group P.L.C..............................     52,188     605,549
    Johnson Matthey P.L.C..............................     28,088     940,899
    Kazakhmys P.L.C....................................     39,377     914,675
    Kingfisher P.L.C...................................    397,169   1,824,816
    Legal & General Group P.L.C........................    868,426   1,786,175
   *Lloyds Banking Group P.L.C.........................  3,618,690   3,592,826
   *Lloyds Banking Group P.L.C. Sponsored ADR..........    537,897   2,124,693
    Logica P.L.C.......................................    178,255     403,840
    London Stock Exchange Group P.L.C..................     17,563     256,354
    Lonmin P.L.C.......................................     21,860     598,831
    Man Group P.L.C....................................    286,145   1,197,472
    Marks & Spencer Group P.L.C........................    216,529   1,406,823
    Meggitt P.L.C......................................     45,763     275,342
    Mondi P.L.C........................................     69,707     692,811
    National Grid P.L.C................................    253,471   2,600,622
    National Grid P.L.C. Sponsored ADR.................     47,103   2,417,797
    Next P.L.C.........................................     26,555     994,938
    Old Mutual P.L.C...................................    800,459   1,865,957
    Pearson P.L.C......................................     75,779   1,452,365
    Pearson P.L.C. Sponsored ADR.......................     39,300     748,665
    Pennon Group P.L.C.................................     45,800     505,932
    Petrofac, Ltd. P.L.C...............................     35,386     894,574
    Prudential P.L.C...................................    254,846   3,297,032
    Prudential P.L.C. ADR..............................     62,200   1,607,248
   *Randgold Resources, Ltd............................     11,615   1,009,956
    Reckitt Benckiser Group P.L.C......................     88,278   4,912,389
    Reed Elsevier P.L.C................................     77,411     685,802
    Reed Elsevier P.L.C. ADR...........................     20,755     738,048
    Resolution, Ltd. P.L.C.............................    195,131     988,152
    Rexam P.L.C........................................    145,960     953,919
    Rio Tinto P.L.C....................................    168,948  12,327,278
    Rio Tinto P.L.C. Sponsored ADR.....................     44,204   3,236,175
   *Rolls-Royce Group P.L.C............................    260,835   2,805,288
   *Rolls-Royce Group P.L.C. Series C.................. 25,040,160      41,826
   *Royal Bank of Scotland Group P.L.C.................  2,275,051   1,585,602
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.     13,427     187,307
    Royal Dutch Shell P.L.C. ADR.......................    267,024  20,924,001
   *Royal Dutch Shell P.L.C. Series A (B03MLX2)........      1,244      48,456
   *Royal Dutch Shell P.L.C. Series B..................    101,601   3,955,217
    RSA Insurance Group P.L.C..........................    624,760   1,439,752
    SABmiller P.L.C....................................    133,454   4,985,540
    Sage Group P.L.C...................................    222,148   1,060,102
    Sainsbury (J.) P.L.C...............................    170,842     995,119
    Schroders P.L.C....................................     18,739     595,371
    Schroders P.L.C. Non-Voting........................      9,996     259,554
    Scottish & Southern Energy P.L.C...................    143,527   3,256,153
    Serco Group P.L.C..................................     68,993     652,563
    Severn Trent P.L.C.................................     30,639     770,222
    Shire P.L.C........................................     40,423   1,254,422
    Shire P.L.C. ADR...................................     13,024   1,213,967
    Smith & Nephew P.L.C...............................     91,370   1,003,470
   #Smith & Nephew P.L.C. Sponsored ADR................      7,000     387,940
    Smiths Group P.L.C.................................     59,358   1,323,549
    Standard Chartered P.L.C...........................    301,949   8,391,685
    Standard Life P.L.C................................    355,618   1,347,616
    Tate & Lyle P.L.C..................................     67,924     675,049
    Tesco P.L.C........................................  1,120,021   7,551,039

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                         Shares        Value++
                                                                                                         ------        -----

UNITED KINGDOM -- (Continued)......................................................................
   TUI Travel P.L.C................................................................................      80,406 $      322,447
   Tullow Oil P.L.C................................................................................     113,182      2,715,587
   Unilever P.L.C..................................................................................      71,770      2,331,539
   Unilever P.L.C. Sponsored ADR...................................................................     106,254      3,460,693
   United Utilities Group P.L.C....................................................................      82,787        874,822
   United Utilities Group P.L.C. ADR...............................................................       5,177        109,183
   Vedanta Resources P.L.C.........................................................................      18,822        734,988
   Vodafone Group P.L.C............................................................................   3,189,133      9,219,106
   Vodafone Group P.L.C. Sponsored ADR.............................................................     468,720     13,649,126
   Weir Group P.L.C. (The).........................................................................      26,789        862,840
   Whitbread P.L.C.................................................................................      30,551        858,890
   William Morrison Supermarkets P.L.C.............................................................     294,132      1,451,104
  *Wolseley P.L.C..................................................................................      41,705      1,514,887
  #*Wolseley P.L.C. ADR............................................................................      19,300         69,287
   WPP P.L.C.......................................................................................     144,275      1,889,770
   WPP P.L.C. Sponsored ADR........................................................................      13,460        878,803
   Xstrata P.L.C...................................................................................     320,577      8,222,480
                                                                                                                --------------
TOTAL UNITED KINGDOM...............................................................................                368,188,735
                                                                                                                --------------
TOTAL COMMON STOCKS................................................................................              1,908,262,140
                                                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)..........................................................................
BELGIUM -- (0.0%)..................................................................................
  *Umicore SA Rights...............................................................................         275              4
                                                                                                                --------------

GREECE -- (0.0%)...................................................................................
  *Bank of Cyprus Public Co. Rights 05/17/11.......................................................      55,887             --

PORTUGAL -- (0.0%).................................................................................
  *Banco Comercial Portugues SA Rights 05/05/11....................................................     298,231         10,160
                                                                                                                --------------

SPAIN -- (0.0%)....................................................................................
  #*Banco de Valencia SA Rights 05/09/11...........................................................      35,136          2,758
  *Banco Popular Espanol SA Rights 04/27/11........................................................     121,357          8,448
  *Bankinter SA Rights 04/15/11....................................................................         692             11
                                                                                                                --------------
TOTAL SPAIN........................................................................................                     11,217
                                                                                                                --------------
TOTAL RIGHTS/WARRANTS..............................................................................                     21,381
                                                                                                                --------------

                                                                                                           Face
                                                                                                         Amount         Value+
                                                                                                         ------         -----
                                                                                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)...............................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $5,715,000
    FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091....................      $5,770      5,770,000
                                                                                                                --------------

                                                                                                        Shares/
                                                                                                           Face
                                                                                                         Amount
                                                                                                         ------
                                                                                                          (000)
SECURITIES LENDING COLLATERAL -- (16.3%)...........................................................
(S)@DFA Short Term Investment Fund................................................................. 372,837,984    372,837,984
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,274,196)## to be repurchased at $1,249,216          $1,249      1,249,212
                                                                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL................................................................                374,087,196
                                                                                                                --------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         Value+
                                                         -----
                TOTAL INVESTMENTS -- (100.0%)
                 (Cost $1,864,424,975)........   $2,288,140,717
                                                 ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares     Value++
                                                        ------     -----

     COMMON STOCKS -- (82.8%).......................
     AUSTRALIA -- (5.5%)............................
        Acrux, Ltd..................................    99,878 $   383,267
       *Adamus Resources, Ltd.......................   100,780      75,368
        Adelaide Brighton, Ltd......................   591,710   2,053,553
       *Aditya Birla Minerals, Ltd..................   149,861     297,718
       #*AED Oil, Ltd...............................   237,059      61,037
       #AGL Energy, Ltd.............................    69,996   1,117,060
       *AJ Lucas Group, Ltd.........................    37,498      69,821
       *Alchemia, Ltd...............................    57,652      43,049
       #Alesco Corp., Ltd...........................   118,959     425,966
       *Alkane Resources, Ltd.......................   190,707     471,674
       #*Alliance Resources, Ltd....................   108,059      29,100
       #*Allied Gold, Ltd...........................   224,509     133,516
       *Altona Mining, Ltd..........................    80,870      28,081
        Alumina, Ltd................................   543,465   1,361,113
       #Alumina, Ltd. Sponsored ADR.................   468,068   4,718,125
       *Amadeus Energy, Ltd.........................   234,309      67,979
        Amalgamated Holdings, Ltd...................    83,094     548,300
        Amcom Telecommunications, Ltd...............   479,825     192,079
        Amcor, Ltd..................................   778,258   5,982,151
        Amcor, Ltd. Sponsored ADR...................    30,507     938,090
       #AMP, Ltd....................................   353,267   2,125,015
       *Ampella Mining, Ltd.........................     2,146       5,083
        Ansell, Ltd.................................   101,731   1,556,283
       *Antares Energy, Ltd.........................   151,578      76,479
        APA Group, Ltd..............................   249,046   1,162,687
       *Apex Minerals NL............................ 1,596,165      20,965
       #APN News & Media, Ltd.......................   374,423     646,648
       #Aquarius Platinum, Ltd......................    34,820     189,137
       #*Aquila Resources, Ltd......................    47,864     478,816
       #*Arafura Resources, Ltd.....................   148,790     192,175
        ARB Corp., Ltd..............................    40,854     369,950
       #Aristocrat Leisure, Ltd.....................    98,200     282,909
        Asciano Group, Ltd.......................... 2,002,712   3,635,821
       #ASG Group, Ltd..............................    72,853      82,882
       *Aspire Mining, Ltd..........................    13,242      13,103
        ASX, Ltd....................................    64,167   2,262,851
       *Atlantic, Ltd...............................    12,018      27,793
       *Atlas Iron, Ltd.............................   170,068     656,764
       *Aurora Oil & Gas, Ltd.......................    95,439     278,821
        Ausdrill, Ltd...............................   329,203   1,217,248
       #*Ausenco, Ltd...............................    96,771     307,208
       *Austal, Ltd.................................    93,467     318,075
       *Austar United Communications, Ltd...........   375,146     511,592
       #Austbrokers Holdings, Ltd...................    26,915     185,974
        Austin Engineering, Ltd.....................     9,435      50,415
       #Australia & New Zealand Banking Group, Ltd..   658,301  17,535,271
       *Australian Agricultural Co., Ltd............   228,023     396,849
        Australian Infrastructure Fund..............   484,881   1,008,481
        Australian Pharmaceutical Industries, Ltd...   426,014     147,295
       *Australian Worldwide Exploration, Ltd.......   629,493   1,077,335
       #Automotive Holdings Group NL................   197,705     589,015
       *Avexa, Ltd..................................   345,190      19,013
        AVJennings, Ltd.............................   143,047      81,256
       *Azumah Resources, Ltd.......................    45,485      31,667
       *Bandanna Energy, Ltd........................     2,617       6,313
       #Bank of Queensland, Ltd.....................   227,330   2,459,857
       #*Bannerman Resources, Ltd...................   166,691      61,899
       *BC Iron, Ltd................................    19,399      60,888

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares     Value++
                                                        ------     -----

      AUSTRALIA -- (Continued)......................
         Beach Petroleum, Ltd....................... 1,475,777 $ 1,556,797
        *Beadell Resources, Ltd.....................    71,315      64,859
         Bendigo Bank, Ltd..........................   382,593   3,926,370
         Bendigo Mining, Ltd........................   255,688      27,797
        *Berkeley Resources, Ltd....................    45,197      42,547
        #BHP Billiton, Ltd. Sponsored ADR...........    82,600   8,362,424
        *Billabong International, Ltd...............   188,305   1,400,316
        *Bionomics, Ltd.............................    19,472      12,425
        *Biota Holdings, Ltd........................   125,549     165,344
        *Bisalloy Steel Group, Ltd..................    42,493       5,604
         Blackmores, Ltd............................     3,331     109,980
        *Blackthorn Resources, Ltd..................     1,635       1,116
        #BlueScope Steel, Ltd....................... 1,838,369   3,501,576
        *BMA Gold, Ltd..............................   156,916      72,524
         Boart Longyear, Ltd........................   370,936   1,858,075
        *Boom Logistics, Ltd........................   320,214     129,933
        #Boral, Ltd.................................   729,151   3,938,295
        *Bow Energy, Ltd............................   398,784     390,665
         Bradken, Ltd...............................   130,071   1,138,294
        #Brambles, Ltd..............................   143,159   1,060,269
        *Bravura Solutions, Ltd.....................    48,054       8,692
         Breville Group, Ltd........................    60,870     240,207
         Brickworks, Ltd............................    84,633     972,619
        *Brockman Resources, Ltd....................    72,484     406,779
         BSA, Ltd...................................    41,919       9,884
         BT Investment Management, Ltd..............    23,284      69,046
         Cabcharge Australia, Ltd...................   104,513     628,701
         Calliden Group, Ltd........................    35,815       9,637
         Caltex Australia, Ltd......................   163,480   2,547,745
        #Campbell Brothers, Ltd.....................    27,955   1,389,750
         Cape Lambert Iron Ore, Ltd.................   427,645     235,243
        #*Capral, Ltd...............................    19,104       5,671
        *Cardno, Ltd................................    83,369     529,416
        *Carnarvon Petroleum, Ltd...................   370,489     101,723
        *Carnegie Wave Energy, Ltd..................    68,359       8,572
         Cash Converters International, Ltd.........   229,973     208,195
        #*Catalpa Resources, Ltd....................   119,119     190,168
         Cellestis, Ltd.............................    19,018      70,692
        *Centaurus Metals, Ltd......................    83,479       8,648
         Centrebet International, Ltd...............    13,318      23,278
        #*Ceramic Fuel Cells, Ltd...................    87,039      10,992
        *CGA Mining, Ltd............................     9,637      29,745
         Challenger Financial Services Group, Ltd...   433,442   2,298,822
        #*ChemGenex Pharmaceuticals, Ltd. (6273635).   168,011     122,543
        *ChemGenex Pharmaceuticals, Ltd. (B298LK5)..     6,842         187
        *Citigold Corp., Ltd........................   806,483      76,975
         Clarius Group, Ltd.........................    29,108      21,384
        #*Clean Seas Tuna, Ltd......................   158,151      21,795
        *Clinuvel Pharmaceuticals, Ltd..............    13,426      28,128
         Clough, Ltd................................   202,502     175,486
        *CMA Corp., Ltd.............................    82,218       7,840
        *Coal of Africa, Ltd........................   247,309     332,249
        #*Coalspur Mines, Ltd.......................    53,418     103,024
         Coca-Cola Amatil, Ltd......................    57,453     753,077
         Cochlear, Ltd..............................    11,653   1,030,252
        *Cockatoo Coal, Ltd.........................   684,512     372,326
        #Codan, Ltd.................................     4,156       6,262
         Coffey International, Ltd..................    76,342      57,022
        #Commonwealth Bank of Australia.............   254,892  15,046,923
        *Compass Resources, Ltd.....................    18,720       3,078
         Computershare, Ltd.........................    98,154   1,044,484

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                      Shares    Value++
                                                      ------    -----

        AUSTRALIA -- (Continued)..................
           ConnectEast Group, Ltd................. 2,008,745 $1,036,231
          *Conquest Mining, Ltd...................   133,287     81,449
          #Consolidated Media Holdings, Ltd.......   121,781    372,697
          *Continental Coal, Ltd.................. 1,468,950     92,274
          *Cooper Energy, Ltd.....................   282,707    122,399
           Count Financial, Ltd...................    35,349     44,621
           Coventry Group, Ltd....................    13,156     26,825
           Credit Corp. Group, Ltd................    18,719    122,388
          *Crescent Gold, Ltd.....................   433,420     23,305
           Crown, Ltd.............................   263,431  2,443,510
          #CSG, Ltd. (B1VVW79)....................    75,496     89,534
          *CSG, Ltd. (B1VVWRR)....................    11,282     13,372
           CSL, Ltd...............................    37,159  1,402,208
           CSR, Ltd...............................   492,091  1,622,264
          #*CuDeco, Ltd...........................   153,294    578,490
          *Cue Energy Resources, Ltd..............   287,579    107,417
          #*Customers, Ltd........................    79,921    120,278
          *Dart Energy, Ltd. (B43GFM9)............   126,516    104,996
          *Dart Energy, Ltd. (B43GFRR)............    28,754     23,953
           Data#3, Ltd............................     3,162     48,600
          #David Jones, Ltd.......................   275,701  1,412,037
          *Decmil Group, Ltd......................    42,560    146,806
          #*Deep Yellow, Ltd......................   694,990    143,507
           Devine, Ltd............................   439,390    130,145
          *Discovery Metals, Ltd..................    59,025     82,375
           Domino's Pizza Enterprises, Ltd........     3,781     27,067
          #Downer EDI, Ltd........................   543,919  2,214,252
           DUET Group, Ltd........................   499,752    932,701
           DuluxGroup, Ltd........................   112,734    343,157
           DWS Advanced Business Solutions, Ltd...    50,739     78,541
          #*Eastern Star Gas, Ltd.................   260,601    217,700
          #*Elders, Ltd........................... 1,021,426    573,015
          #*Elemental Minerals, Ltd...............    13,928     33,747
           Emeco Holdings, Ltd....................   651,476    784,992
          #Energy Resources of Australia, Ltd.....    63,425    378,720
          #*Energy World Corp., Ltd...............   657,279    357,587
           Envestra, Ltd..........................   697,810    489,661
           Equity Trustees, Ltd...................     1,198     20,616
          *eServGlobal, Ltd.......................   105,415     83,172
          #Euroz, Ltd.............................    64,770    147,290
          #*Extract Resources, Ltd................    98,791    722,434
          #Fairfax Media, Ltd..................... 2,209,408  3,204,999
           Fantastic Holdings, Ltd................       975      2,578
          *FAR, Ltd...............................    79,930     10,127
          .*Ferraus, Ltd..........................    97,120     77,960
           Finbar Group, Ltd......................     2,330      2,556
          #FKP Property Group, Ltd................   682,858    585,048
           Fleetwood Corp., Ltd...................    54,589    667,151
          #*Fletcher Building, Ltd................    96,641    714,855
           FlexiGroup, Ltd........................   276,345    673,707
          #Flight Centre, Ltd.....................    50,380  1,303,955
          *Flinders Mines, Ltd....................   636,654    112,108
          *Focus Minerals, Ltd.................... 2,319,333    201,774
          *Forest Enterprises Australia, Ltd......   405,363     19,994
           Forge Group, Ltd.......................     9,574     63,416
           Fortescue Metals Group, Ltd............   134,648    912,616
           Foster's Group, Ltd....................   352,948  2,178,336
          *Fox Resources, Ltd.....................    64,224      5,782
          *Funtastic, Ltd.........................    54,775      8,063
          #*Galaxy Resources, Ltd.................   213,706    253,217
          *Gascoyne Resources, Ltd................     7,514      2,392

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       Shares    Value++
                                                       ------    -----

       AUSTRALIA -- (Continued)....................
         *Geodynamics, Ltd.........................   164,951 $   51,572
         #*Gindalbie Metals, Ltd...................   356,851    394,730
         #*Gloucester Coal, Ltd....................    34,786    394,094
         *Golden West Resources, Ltd...............    23,675     17,706
          Goodman Fielder, Ltd..................... 1,594,682  1,881,996
         #Graincorp, Ltd. Series A.................   200,482  1,723,216
         #*Grange Resources, Ltd...................   997,285    720,878
         #*Great Southern, Ltd.....................   123,895         --
         #*Greenland Minerals & Energy, Ltd........    26,810     24,059
         *Gryphon Minerals, Ltd....................    35,165     61,037
          GUD Holdings, Ltd........................    35,798    368,873
         *Gujarat NRE Coking Coal, Ltd.............    46,225     29,650
         #*Gunns, Ltd..............................   923,775    534,177
         #GWA Group, Ltd...........................   271,335    953,092
         #Harvey Norman Holdings, Ltd..............   582,486  1,716,001
          Hastie Group, Ltd........................   296,864     61,931
         *Heron Resources, Ltd.....................   152,869     35,271
         #*HFA Holdings, Ltd.......................   133,879    193,962
         #*Highlands Pacific, Ltd..................   232,638     85,769
         *Hillgrove Resources, Ltd.................   564,266    198,490
          Hills Holdings, Ltd......................   250,242    432,102
         #*Horizon Oil, Ltd........................   860,087    373,531
         #*Icon Energy, Ltd........................   357,233     82,185
          IDT Australia, Ltd.......................    16,841      8,601
          iiNet, Ltd...............................   117,996    350,181
          Iluka Resources, Ltd.....................   381,783  5,253,109
          Imdex, Ltd...............................   145,770    334,278
          IMF Australia, Ltd.......................    41,886     78,787
         #Incitec Pivot, Ltd....................... 1,051,859  4,353,349
          Independence Group NL....................   150,553  1,111,217
         *Indophil Resources NL....................   211,333    162,391
          Industrea, Ltd...........................   250,391    410,502
         #Infigen Energy, Ltd......................   668,377    327,479
          Infomedia, Ltd...........................    80,383     21,183
         *Innamincka Petroleum, Ltd................    76,673     16,746
          Insurance Australia Group, Ltd........... 1,258,183  4,932,921
         #*Integra Mining, Ltd.....................   456,472    239,001
          Integrated Research, Ltd.................    22,833      7,773
         #*Intrepid Mines, Ltd.....................   385,054    774,357
          Invocare, Ltd............................    34,293    258,426
          IOOF Holdings, Ltd.......................   256,228  2,016,584
          Iress Market Technology, Ltd.............    51,253    514,665
         #*iSOFT Group, Ltd........................   492,150     81,150
         #*James Hardie Industries SE..............   122,767    798,187
         *James Hardie Industries SE Sponsored ADR.     8,092    257,245
         #JB Hi-Fi, Ltd............................    40,600    844,047
         *Kagara, Ltd..............................   631,634    411,121
         *Karoon Gas Australia, Ltd................    56,204    408,717
         *Kimberley Metals, Ltd....................    17,847      6,868
         *Kings Minerals NL........................    69,902     22,667
         #Kingsgate Consolidated, Ltd..............    79,664    679,451
         *Kingsrose Mining, Ltd....................    26,582     47,168
         *Lednium, Ltd.............................    21,998      1,929
         #Leighton Holdings, Ltd. (6511227)........    21,788    580,459
         *Leighton Holdings, Ltd. (B66PFQ1)........        75      1,996
          Lend Lease Group NL......................   427,174  4,084,954
          Linc Energy, Ltd.........................   138,983    416,930
         *Liquefied Natural Gas, Ltd...............   149,876     84,888
          Lycopodium, Ltd..........................     6,626     47,510
         #*Lynas Corp., Ltd........................ 1,060,591  2,444,308
          M2 Telecommunications Group, Ltd.........    50,933    189,800

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                  Shares     Value++
                                                  ------     -----

           AUSTRALIA -- (Continued)...........
             #Macarthur Coal, Ltd.............   104,415 $ 1,332,938
              MacMahon Holdings, Ltd..........   667,938     385,527
              Macquarie Group, Ltd............   206,848   7,996,942
             *Mantra Resources, Ltd...........    27,220     201,864
              MAP Group, Ltd..................   259,480     841,038
             *Marengo Mining, Ltd.............   103,260      36,304
             #*Marion Energy, Ltd.............   119,950       2,795
             #Maryborough Sugar Factory, Ltd..     3,780      16,677
              MaxiTRANS Industries, Ltd.......    98,645      24,985
              McMillan Shakespeare, Ltd.......    30,386     317,093
              McPherson's, Ltd................    54,641     199,013
              Medusa Mining, Ltd..............    45,183     399,739
             #Melbourne IT, Ltd...............    67,703     139,796
             #*MEO Australia, Ltd.............   521,615     117,591
              Mermaid Marine Australia, Ltd...   221,178     753,890
             #*Mesoblast, Ltd.................    26,837     240,046
             #*Metals X, Ltd..................   522,805     167,621
              Metcash, Ltd....................   371,676   1,655,757
             *Metgasco, Ltd...................    56,791      19,993
             #*Metminco, Ltd..................    68,753      29,941
             *MHM Metals, Ltd.................     3,228       4,552
              Minara Resources, Ltd...........   390,117     331,041
              Mincor Resources NL.............   234,896     310,525
             *Mineral Deposits, Ltd...........    15,809     116,253
              Mineral Resources, Ltd..........    18,990     243,296
             #*Mirabela Nickel, Ltd...........   377,372     820,764
             #*Molopo Energy, Ltd.............   304,313     299,428
             #*Moly Mines, Ltd................   107,349     119,150
              Monadelphous Group, Ltd.........    23,173     489,410
              Mortgage Choice, Ltd............    48,851      77,098
             *Mount Gibson Iron, Ltd..........   514,916   1,068,481
             #*Murchison Metals, Ltd..........   906,153   1,049,946
              Myer Holdings, Ltd..............   228,397     793,186
             #*Nanosonics, Ltd................    11,184      11,039
              National Australia Bank, Ltd....   788,988  23,490,265
             #Navitas, Ltd....................   116,724     522,314
             #*Neptune Marine Services, Ltd...   361,784      16,296
             *New Hope Corp., Ltd.............   417,384   2,246,402
              Newcrest Mining, Ltd............   180,988   8,243,030
             *Nexbis, Ltd.....................   425,000      46,925
             #*Nexus Energy, Ltd. (6289654)...   496,981     234,892
             *Nexus Energy, Ltd. (B60YBT9)....     9,995       4,711
              NIB Holdings, Ltd...............   338,206     543,191
             #*Nido Petroleum, Ltd............ 1,055,002     161,418
             *Noble Mineral Resources, Ltd....    41,008      30,266
             *Norfolk Group, Ltd..............    71,823     107,170
             *Northern Iron, Ltd..............    23,752      45,952
             *Northern Star Resources, Ltd....    11,220       4,811
             *Norton Gold Fields, Ltd.........    59,079      10,391
             *Novogen, Ltd. Sponsored ADR.....     2,215       3,766
              NRW Holdings, Ltd...............   213,075     633,715
             *Nucoal Resources NL.............    13,994       6,161
             *Nufarm, Ltd.....................   135,578     720,219
             *Oaks Hotels & Resorts, Ltd......    24,027      11,870
             #Oakton, Ltd.....................    46,008     116,210
             #Oil Search, Ltd.................   389,477   3,016,509
              OneSteel, Ltd................... 1,845,980   4,327,479
              Orica, Ltd......................   112,734   3,293,400
              Origin Energy, Ltd..............   628,342  11,271,829
             #*Orocobre, Ltd..................    13,522      36,260
             #OrotonGroup, Ltd................     1,644      15,116

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
                                                      Shares    Value++
                                                      ------    -----

         AUSTRALIA -- (Continued).................
           *Otto Energy, Ltd......................   168,000 $   16,714
            OZ Minerals, Ltd...................... 2,587,006  4,106,163
            Pacific Brands, Ltd................... 1,386,628  1,113,594
           #*Paladin Energy, Ltd..................   438,064  1,583,192
           *Pan Pacific Petroleum NL..............   245,063     41,623
           *PanAust, Ltd..........................   756,371    643,854
            Panoramic Resources, Ltd..............   243,489    552,445
           *Paperlinx, Ltd........................   745,156    238,482
            Patties Foods, Ltd....................     5,122      8,494
            Peet, Ltd.............................   129,867    246,475
           *Peninsula Energy, Ltd.................   144,945     13,005
           #*Perilya, Ltd.........................    86,794     59,364
           #Perpetual Trustees Australia, Ltd.....    15,182    481,233
           #*Perseus Mining, Ltd..................   158,721    512,155
           *Petsec Energy, Ltd....................    48,701      9,893
           #*Pharmaxis, Ltd.......................   149,884    492,071
           *Photon Group, Ltd..................... 1,058,870     83,601
           #Platinum Asset Mangement, Ltd.........    42,020    213,178
           *Platinum Australia, Ltd...............   376,696    211,714
           *Pluton Resources, Ltd.................     8,262      7,734
            PMP, Ltd..............................   379,844    306,004
           *Po Valley Energy, Ltd.................    16,224      5,693
           *Port Bouvard, Ltd.....................    77,271      5,956
           #*Poseidon Nickel, Ltd.................    48,747     14,486
            Premier Investments, Ltd..............    65,941    434,353
           #*Prima Biomed, Ltd....................   423,433    163,113
           #Primary Health Care, Ltd..............   536,029  2,044,629
           *Prime Aet&D Holdings No. 1 Non-Voting.        26          1
            Prime Media Group, Ltd................    87,075     71,702
           *PrimeAg Australia, Ltd................    14,710     23,379
            Programmed Maintenance Service, Ltd...   122,582    255,465
           *Qantas Airways, Ltd...................   581,314  1,347,322
           #QBE Insurance Group, Ltd..............   254,150  5,221,291
            Ramelius Resources, Ltd...............   139,582    205,391
            Ramsay Health Care, Ltd...............    61,018  1,210,716
            RCR Tomlinson, Ltd....................    82,636    150,369
            REA Group, Ltd........................     6,487     97,939
            Reckon, Ltd...........................    26,821     76,480
            Redflex Holdings, Ltd.................    49,622    133,807
            Reece Australia, Ltd..................    10,902    251,176
           *Reed Resources, Ltd...................    82,290     49,732
            Regional Express Holdings, Ltd........    17,416     18,333
           #*Regis Resources, Ltd.................   110,695    291,809
           #Reject Shop, Ltd. (The)...............    13,602    165,574
           *Resolute Mining, Ltd..................   531,417    685,315
           *Resource Generation, Ltd..............   124,645    129,366
            Retail Food Group, Ltd................    47,515    151,822
           *Reverse Corp., Ltd....................     5,700        494
           *Rex Minerals, Ltd.....................    59,684    175,414
           *Rialto Energy, Ltd....................   282,993    158,905
            Ridley Corp., Ltd.....................   255,828    374,584
            Rio Tinto, Ltd........................    78,611  7,116,280
           *RiverCity Motorway Group, Ltd.........   133,238      1,022
           *Roc Oil Co., Ltd......................   921,934    435,880
           #SAI Global, Ltd.......................   106,789    587,100
            Salmat, Ltd...........................    57,624    231,108
           #*Samson Oil & Gas, Ltd................   369,481     63,431
           *Sandfire Resources NL.................    46,996    369,872
            Santos, Ltd...........................   395,880  6,578,886
           *Saracen Mineral Holdings, Ltd.........   260,569    200,970
            Sedgman, Ltd..........................    65,571    136,656

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
                                                          Shares    Value++
                                                          ------    -----

    AUSTRALIA -- (Continued)..........................
      #Seek, Ltd......................................    69,070 $  528,404
       Select Harvests, Ltd...........................    19,859     68,146
      *Senex Energy, Ltd..............................    12,500      5,623
       Servcorp, Ltd..................................    31,948    105,822
      #*Service Stream, Ltd...........................   166,488     94,269
       Seven Group Holdings, Ltd......................   192,011  1,925,149
      *Sigma Pharmaceuticals, Ltd..................... 1,439,035    584,588
      #*Silex System, Ltd.............................    40,259    179,196
      *Silver Lake Resources, Ltd.....................   112,144    257,955
       Sims Metal Management, Ltd.....................   168,838  3,231,190
      *Sino Strategic International, Ltd..............     9,056      2,779
      #Sirtex Medical, Ltd............................    10,536     61,642
      *Skilled Group, Ltd.............................   121,234    279,323
      #Slater & Gordon, Ltd...........................     9,519     25,874
       SMS Management & Technology, Ltd...............    19,013    131,914
       Sonic Healthcare, Ltd..........................   158,403  2,178,776
       Southern Cross Media Group, Ltd................   467,978    843,644
       SP Ausnet, Ltd.................................   502,234    482,687
       SP Telemedia, Ltd..............................   428,098    790,358
       Spark Infrastructure Group, Ltd................   734,592    956,467
      #Specialty Fashion Group, Ltd...................    29,122     33,585
       Spotless Group, Ltd............................   420,369    908,106
      #*St. Barbara, Ltd..............................   172,407    421,566
      *Starpharma Holdings, Ltd.......................    32,636     45,116
      *Straits Resources , Ltd........................   233,593    226,595
       Structural Systems, Ltd........................    27,729     22,583
      #STW Communications Group, Ltd..................   345,685    439,960
       Suncorp Group, Ltd.............................   763,075  6,982,488
      *Sundance Energy Australia, Ltd.................    33,228     27,000
      #*Sundance Resources, Ltd....................... 1,191,078    523,142
      *Sunland Group, Ltd.............................   138,109    104,588
      #Super Retail Group, Ltd........................    64,690    510,276
      #*Swick Mining Services, Ltd....................   101,218     40,610
       Symex Holdings, Ltd............................    21,158      9,961
       TABCORP Holdings, Ltd..........................   591,067  4,954,737
       Talent2 International, Ltd.....................    70,115    128,492
      #*Tanami Gold NL................................    24,008     23,001
      *Tap Oil, Ltd...................................   383,218    406,111
       Tassal Group, Ltd..............................   102,729    182,398
       Tatts Group, Ltd............................... 1,372,667  3,496,116
       Technology One, Ltd............................    79,299     88,702
       Telstra Corp., Ltd.............................   201,327    643,057
       Telstra Corp., Ltd. ADR........................    36,500    580,350
      #Ten Network Holdings, Ltd...................... 1,051,387  1,561,301
      *Teranga Gold Corp..............................    41,624    104,935
      #*Terramin Australia, Ltd.......................    48,195     19,342
      #TFS Corp., Ltd.................................   150,184    144,029
      *Thakral Holdings Group, Ltd....................   359,367    185,396
       Thorn Group, Ltd...............................   113,374    248,702
      *Tiger Resources, Ltd...........................   113,923     77,761
       Toll Holdings, Ltd.............................   389,752  2,413,082
      *Toro Energy, Ltd...............................    33,302      4,005
       Tower Australia Group, Ltd.....................   391,717  1,717,436
      #Tox Free Solutions, Ltd........................    51,027    121,097
      #Transfield Services, Ltd.......................   485,811  1,898,170
       Transfield Services, Ltd. Infrastructure Fund..   244,457    210,342
      #*Transpacific Industries Group, Ltd............   513,776    627,509
       Transurban Group, Ltd..........................   180,154  1,048,422
      #*Troy Resources NL.............................    64,384    254,193
       Trust Co., Ltd. (The)..........................    16,059    107,513
       UGL, Ltd.......................................   119,075  1,974,360

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
                                                              Shares      Value++
                                                              ------      -----

AUSTRALIA -- (Continued)
  *UXC, Ltd.                                                 253,217 $    161,238
  *Venture Minerals, Ltd.                                     25,254       11,554
  *View Resources, Ltd.                                        7,164       20,416
   Village Roadshow, Ltd.                                    112,631      533,960
  #*Virgin Blue Holdings, Ltd.                             3,195,173    1,000,695
  *Vision Group Holdings, Ltd.                                10,000        1,750
  #Warrnambool Cheese & Butter Factory Co. Holding, Ltd.      11,897       58,625
   Washington H. Soul Pattinson & Co., Ltd.                  188,055    2,699,743
   Watpac, Ltd.                                              134,388      230,918
   WDS, Ltd.                                                  74,726       59,302
  #Webjet, Ltd.                                               37,950       86,727
  *Webster, Ltd.                                              13,767        6,804
   Wesfarmers, Ltd.                                          367,119   13,448,827
  #West Australian Newspapers Holdings, Ltd.                  66,654      366,150
  #Western Areas NL                                           61,273      452,763
  #Westpac Banking Corp.                                     466,988   12,748,778
  #Westpac Banking Corp. Sponsored ADR                        52,460    7,199,610
  #*White Energy Co., Ltd.                                   114,563      338,026
  .*White Energy Co., Ltd. 2010 Performance Shares             5,217       15,382
  .*White Energy Co., Ltd. 2011 Performance Shares             5,217       15,382
  #Whitehaven Coal, Ltd.                                      89,830      633,691
   WHK Group, Ltd.                                           240,888      240,737
  #Wide Bay Australia, Ltd.                                   20,950      223,561
  *Willmott Forests, Ltd.                                     46,112       16,174
  #*Windimurra Vanadium, Ltd.                                 62,376       11,623
  #Woodside Petroleum, Ltd.                                   54,126    2,783,289
   Woolworths, Ltd.                                           65,845    1,916,154
   WorleyParsons, Ltd.                                        17,017      568,249
  #Wotif.com Holdings, Ltd.                                   29,133      182,656
                                                                     ------------
TOTAL AUSTRALIA                                                       400,445,405
                                                                     ------------

AUSTRIA -- (0.5%)
   Agrana Beteiligungs AG                                      3,273      364,204
   Andritz AG                                                 13,331    1,376,807
  *A-TEC Industries AG                                        19,046       55,848
  #Atrium European Real Estate, Ltd.                          76,017      519,893
  *Austria Technologie & Systemtechnik AG                      1,415       31,112
   BWT AG                                                      2,227       67,212
  #*CA Immobilien Anlagen AG                                  31,910      628,182
  #Erste Group Bank AG                                       127,318    6,427,939
  #EVN AG                                                     17,312      331,999
  #Flughafen Wien AG                                           6,764      425,813
  *Frauenthal Holding AG                                         198        3,861
  #*Intercell AG                                              18,738      169,531
  #Kapsch TrafficCom AG                                        1,128      106,871
  #Lenzing AG                                                  4,389      571,431
  #Mayr-Melnhof Karton AG                                      5,774      701,433
   Oberbank AG                                                 2,295      153,779
  #Oesterreichischen Post AG                                  21,857      790,899
   OMV AG                                                    100,263    4,571,046
  *Palfinger AG                                                4,422      183,296
  #Raiffeisen Bank International AG                           52,396    2,887,609
  *RHI AG                                                     11,381      406,332
   Rosenbauer International AG                                 1,136       69,057
  *S&T System Integration & Technology Distribution AG           164          717
  #Schoeller-Bleckmann Oilfield Equipment AG                   7,442      753,245
  #Semperit Holding AG                                         2,566      150,085
   Strabag SE                                                 39,798    1,336,588
   Telekom Austria AG                                         65,761    1,016,556
   Telekom Austria AG ADR                                      4,200      130,284
   Uniqa Versicherungen AG                                    35,466      805,692

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
                                                             Shares     Value++
                                                             ------     -----

 AUSTRIA -- (Continued)..................................
   #Verbund AG...........................................    11,689 $   528,401
   #Vienna Insurance Group AG Wiener Versicherung Gruppe.    33,254   1,983,589
    Voestalpine AG.......................................    96,025   4,724,187
   #*Warimpex Finanz und Beteiligungs AG.................     7,537      29,694
   *Wienerberger AG......................................   129,223   2,763,266
    Wolford AG...........................................     1,281      51,297
    Zumtobel AG..........................................    27,628   1,002,241
                                                                    -----------
 TOTAL AUSTRIA...........................................            36,119,996
                                                                    -----------

 BELGIUM -- (1.1%).......................................
    Ackermans & van Haaren NV............................    27,931   2,921,900
   #*Ageas SA............................................ 2,778,780   8,423,595
   *Agfa-Gevaert NV......................................   228,454   1,018,131
   #Anheuser-Busch InBev NV..............................   131,117   8,367,630
   *Arseus NV............................................     8,276     151,631
    Banque Nationale de Belgique SA......................       217   1,125,429
   #*Barco NV............................................    18,231   1,592,621
    Bekaert SA...........................................    40,932   5,120,702
   #Belgacom SA..........................................    21,891     860,759
    Colruyt SA...........................................    11,475     661,960
    Compagnie d'Entreprises SA...........................    10,103     875,123
    Compagnie Immobiliere de Belgique SA.................     2,181     102,373
    Compagnie Maritime Belge SA..........................    16,406     513,644
   *Deceuninck NV........................................    60,150     180,043
    Delhaize Group SA....................................    16,959   1,467,318
   #Delhaize Group SA Sponsored ADR......................    65,538   5,627,093
   #*Devgen NV...........................................     5,605      57,449
   #*Dexia SA............................................   620,802   2,472,580
    D'ieteren SA.........................................    21,970   1,595,668
    Duvel Moorgat SA.....................................       360      39,975
    Econocom Group SA....................................     4,469     105,497
    Elia System Operator SA NV...........................    15,947     707,243
    Euronav SA...........................................    20,814     349,577
    EVS Broadcast Equipment SA...........................     6,473     443,420
    Exmar NV.............................................    35,342     353,921
   *Galapagos NV.........................................    15,956     236,106
    Gimv NV..............................................     2,729     180,882
    Hamon & Compagnie International SA...................       743      31,847
    Image Recognition Integrated Systems (I.R.I.S.) SA...       843      45,868
   *Ion Beam Applications SA.............................    14,829     175,103
    Jensen-Group NV......................................     2,121      32,907
   #*KBC Groep NV........................................    92,137   3,750,626
    Kinepolis Group NV...................................    11,934   1,022,421
    Lotus Bakeries NV....................................        24      14,432
    Melexis NV...........................................     8,929     170,833
    Mobistar SA..........................................     8,610     638,885
   #Nyrstar NV...........................................   182,217   2,516,317
   #Omega Pharma SA......................................    24,139   1,237,834
   *Option NV............................................    88,995      68,431
   *RealDolmen NV........................................     1,244      28,744
    Recticel SA..........................................    27,145     301,696
    Rosier SA............................................        38      17,796
   *Roularta Media Group NV..............................    12,286     449,889
   *SAPEC SA.............................................       208      15,702
   #Sioen Industries NV..................................     4,626      50,090
    Sipef NV.............................................     5,978     628,993
    Solvay SA............................................    49,042   7,070,843
   *Telenet Group Holding NV.............................    19,890     988,728
    Tessenderlo Chemie NV................................    36,858   1,466,577
   #*ThromboGenics NV....................................    18,779     584,663
   *TiGenix NV...........................................    12,489      26,317

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
                                                     Shares     Value++
                                                     ------     -----

         BELGIUM -- (Continued)....................
           #UCB SA.................................  91,631 $ 4,426,987
           #Umicore SA.............................  65,612   3,760,778
           #Van de Velde NV........................   2,267     137,123
            VPK Packaging Group SA.................   1,132      50,341
                                                            -----------
         TOTAL BELGIUM.............................          75,263,041
                                                            -----------

         CANADA -- (9.6%)..........................
           *20-20 Technologies, Inc................     600       1,902
           *5N Plus, Inc...........................  28,757     282,054
            Aastra Technologies, Ltd...............  13,736     302,696
            Aberdeen International, Inc............   5,664       5,148
           #*Absolute Software Corp................  21,300      76,542
           *Advantage Oil & Gas, Ltd............... 178,950   1,520,645
            Aecon Group, Inc.......................  71,882     711,109
           #*AEterna Zentaris, Inc.................   6,800      16,099
           #AG Growth International, Inc...........   2,470     127,344
            AGF Management, Ltd. Class B........... 127,071   2,659,204
            Agnico-Eagle Mines, Ltd................  19,125   1,332,474
            Agrium, Inc............................  55,700   5,048,705
           *Ainsworth Lumber Co., Ltd..............  62,574     204,358
           *Air Canada.............................  17,320      42,286
            Akita Drilling, Ltd....................  11,400     134,947
           #*Alacer Gold Corp......................  95,122     992,289
            Alamos Gold, Inc.......................  55,200     926,466
           *AlarmForce Industries, Inc.............   2,900      31,264
           *Alexco Resource Corp...................  25,900     248,831
           *Alexis Minerals Corp................... 173,000      20,113
            Algoma Central Corp....................   1,186     122,843
           #Algonquin Power & Utilities Corp....... 129,867     737,077
           #Alimentation Couche-Taro, Inc. Class B.  69,300   1,820,118
            Alliance Grain Traders, Inc............   4,400     106,727
           #AltaGas, Ltd...........................  76,762   2,059,102
           *Alter NRG Corp.........................   7,400       9,307
           *Altius Minerals Corp...................  33,800     464,408
           *Amerigo Resources, Ltd................. 141,600     170,611
           #*Anderson Energy, Ltd.................. 114,562     127,136
            Andrew Peller, Ltd.....................   2,000      19,257
           *Angle Energy, Inc......................  66,917     671,186
           *Antrim Energy, Inc..................... 110,600     106,374
           *Anvil Mining, Ltd...................... 166,900   1,127,190
           #ARC Resources, Ltd.....................  53,500   1,444,158
            Armtec Infrastructure, Inc.............   5,758      97,250
           #*Arsenal Energy, Inc................... 108,000      89,034
            Astral Media, Inc. Class A.............  49,794   1,937,237
            ATCO, Ltd..............................  23,300   1,434,471
           #Atlantic Power Corp....................  48,089     729,353
           *Atna Resource, Ltd.....................   5,200       3,572
           *Atrium Innovations, Inc................  35,114     598,254
           *ATS Automation Tooling System, Inc.....  97,848     708,406
           #*Augusta Resource Corp.................  60,254     282,117
           *Aura Minerals, Inc..................... 174,033     559,172
           *Aurizon Mines, Ltd.....................  77,400     527,644
           #*Avalon Rare Metals, Inc...............  15,400     140,466
           *AXIA NetMedia Corp.....................  50,400      71,912
           *Azure Dynamics Corp.................... 109,500      34,720
           *B2Gold Corp............................ 298,857   1,017,090
           #*Baja Mining Corp...................... 197,448     267,118
           #*Ballard Power Systems, Inc............ 162,070     335,737
           #Bank of Montreal....................... 202,373  13,291,189
           #Bank of Nova Scotia.................... 186,858  11,393,371
           *Bankers Petroleum, Ltd.................  56,033     491,544

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
                                                        Shares     Value++
                                                        ------     -----

      CANADA -- (Continued)...........................
         Barrick Gold Corp............................ 132,617 $ 6,772,767
        #*Baytex Energy Corp..........................  15,900     981,913
        #BCE, Inc..................................... 124,816   4,677,879
        #Bell Aliant, Inc............................. 124,019   3,527,296
        *Bellatrix Exploration, Ltd................... 107,560     624,113
        #*BioExx Specialty Proteins, Ltd..............  33,791      71,786
        *BioteQ Environmental Technologies, Inc.......   4,900       3,884
        *Birch Mountain Resources, Ltd................   1,200           6
        #*Birchcliff Energy, Ltd......................  97,100   1,342,354
        #Black Diamond Group, Ltd.....................  10,000     288,961
        *BlackPearl Resources, Inc.................... 252,562   2,127,484
         BMTC Group, Inc..............................   1,600      38,725
        #*BNK Petroleum, Inc..........................  10,779      68,925
        *Bombardier, Inc..............................  22,718     169,277
         Bombardier, Inc. Class B..................... 163,500   1,218,279
        #Bonavista Energy Corp........................  42,556   1,278,726
        #Bonterra Energy Corp.........................   6,100     364,266
        *Boralex, Inc. Class A........................  27,789     255,524
        *Breakwater Resources, Ltd....................  80,608     500,099
        *Bridgewater Systems Corp.....................   2,700      24,114
        #*Brigus Gold Corp............................  38,457      61,782
        #Brookfield Asset Management, Inc. Class A....  63,400   2,134,888
        #Brookfield Properties Corp...................  30,500     603,456
        #*Burcon NutraScience Corp....................   6,400      63,584
         CAE, Inc..................................... 198,315   2,672,426
        *Caledonia Mining Corp........................  83,000      10,088
        #Calfrac Well Services, Ltd...................  28,700   1,015,261
         Calian Technologies, Ltd.....................   1,677      33,446
        #*Calmena Energy Services, Inc................ 102,654      65,098
        *Calvalley Petroleum, Inc.....................  74,400     239,049
        #Cameco Corp.................................. 142,900   4,218,355
         Canaccord Capital, Inc.......................  89,356   1,350,516
         Canada Bread Co., Ltd........................   7,900     393,184
        #*Canadian Energy Services & Technology Corp..   4,965     204,656
        #Canadian Imperial Bank of Commerce........... 117,918  10,208,385
        #Canadian National Railway Co.................  54,400   4,219,644
         Canadian National Resources, Ltd............. 244,500  11,502,082
        *Canadian Oil Sands, Ltd......................  19,300     665,806
         Canadian Pacific Railway, Ltd................  98,515   6,533,653
        #Canadian Tire Corp. Class A..................  81,210   5,175,673
        #Canadian Utilities, Ltd. Class A.............  67,500   3,826,058
        #Canadian Western Bank........................  59,800   1,915,698
        #*Canadian Zinc Corp..........................  74,236      69,046
         Canam Group, Inc. Class A....................  50,400     439,465
        *Candente Copper Corp.........................   9,800      15,847
        *Candente Gold Corp...........................   1,960       1,429
        *Canfor Corp.................................. 111,800   1,472,312
        *Canfor Pulp Products, Inc....................   4,691      88,351
        *Cangene Corp.................................  35,800      85,134
        *Capital Power Corp...........................  10,749     289,586
        #*Capstone Infrastructure Corp................  19,391     165,187
        #*Capstone Mining Corp........................ 168,775     674,279
        #*Cardero Resource Corp.......................  42,958      79,001
        *Cardiome Pharma Corp.........................  17,900      97,432
        #*Carpathian Gold, Inc........................ 218,891     100,637
         Cascades, Inc................................  93,665     683,072
         Cash Store Financial Services, Inc. (The)....   7,253     114,604
        *Catalyst Paper Corp.......................... 496,598     104,972
         CCL Industries, Inc. Class B.................  34,100   1,140,691
        *CE Franklin, Ltd.............................  13,700     134,227
        *Celestica, Inc............................... 228,200   2,525,238

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
                                                           Shares    Value++
                                                           ------    -----

    CANADA -- (Continued)..............................
      *Celtic Exploration, Ltd.........................    62,500 $1,281,509
       Cenovus Energy, Inc.............................   208,817  8,029,131
       Centerra Gold, Inc..............................    66,006  1,227,824
      *Cequence Energy, Ltd............................    32,400    118,142
      *CGI Group, Inc..................................   238,000  5,206,997
      #*China Gold International Resources Corp., Ltd..    69,400    346,945
      *Chinook Energy, Inc.............................    26,878     57,384
      *Churchill Corp. Class A (The)...................    13,733    299,436
      #CI Financial Corp...............................    29,000    709,866
      *CIC Energy Corp.................................    53,350    242,462
      *Cinch Energy Corp...............................    42,792     51,107
      #Cineplex, Inc...................................    24,829    646,869
       Clairvest Group, Inc............................     1,100     16,980
      *Clarke, Inc.....................................    13,900     67,579
      *Claude Resources, Inc...........................   127,192    305,159
      #*CML HealthCare, Inc............................    57,062    615,762
      *Coastal Contacts, Inc...........................    16,400     48,360
       Cogeco Cable, Inc...............................    17,620    845,477
      *Colabor Group, Inc..............................    10,906    140,972
      *Colossus Minerals, Inc..........................    33,000    299,255
      #*COM DEV International, Ltd.....................    81,800    242,076
      *Compton Petroleum Corp..........................   186,700     60,184
       Computer Modelling Group, Ltd...................     1,200     36,400
      *Connacher Oil & Gas, Ltd........................   411,950    583,431
      *Consolidated Thompson Iron Mines, Ltd...........   149,600  2,706,920
       Constellation Software, Inc.....................     1,200     87,386
      #*Contrans Group, Inc............................    16,282    154,878
      *Copper Mountain Mining Corp.....................    21,750    166,662
       Corby Distilleries, Ltd.........................    10,250    182,001
      #*Corridor Resources, Inc........................    89,500    439,862
      #Corus Entertainment, Inc. Class B...............   117,100  2,461,680
      #*Corvus Gold, Inc...............................     5,900      5,363
      #*Cott Corp......................................   135,894  1,210,787
      #Crescent Point Energy Corp......................    92,700  4,209,049
      *Crew Energy, Inc................................    73,108  1,263,347
      *Crocodile Gold Corp.............................    64,425     61,283
      *Crocotta Energy, Inc............................    19,099     42,794
      *Crowflight Minerals, Inc........................    54,500      4,896
      *Crystallex International Corp...................   276,283     36,501
       CVTech Group, Inc...............................     9,700     14,045
      *Cyberplex, Inc..................................    36,700      5,236
      *Davis & Henderson Income Corp...................    26,114    527,993
      #Daylight Energy, Ltd............................   196,671  2,257,408
      *Delphi Energy Corp..............................   114,636    328,345
      #*Denison Mines Corp.............................   344,770    801,664
      *Descartes Systems Group, Inc. (The).............    53,900    358,327
      #*Detour Gold Corp...............................    31,793  1,074,608
      *DHX Media, Ltd..................................    17,231     16,573
      *Dollarama, Inc..................................    22,248    697,197
       Dorel Industries, Inc. Class B..................    33,900  1,127,193
      #*DragonWave, Inc................................    40,406    336,094
      #*Duluth Metals, Ltd.............................    18,800     48,681
      #*Dundee Capital Markets, Inc....................    58,300     89,346
      #*Dundee Precious Metals, Inc....................   122,061  1,181,714
      *Dynasty Metals & Mining, Inc....................    20,850     75,586
      *Eastern Platinum, Ltd........................... 1,014,200  1,232,712
      *Eastmain Resources, Inc.........................    27,600     42,589
       easyhome, Ltd...................................       500      4,555
      #*ECU Silver Mining, Inc.........................    58,100     47,283
      *EGI Financial Holdings, Inc.....................       900      8,418
       E-L Financial Corp., Ltd........................        88     44,923

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
                                                      Shares    Value++
                                                      ------    -----

         CANADA -- (Continued)......................
            Eldorado Gold Corp...................... 226,848 $4,222,156
           #*Electrovaya, Inc.......................  13,700     30,552
           *Ember Resources, Inc....................      59         31
           #Emera, Inc..............................  16,017    533,251
            Empire Co., Ltd. Class A................  31,736  1,801,219
           *Enbridge Income Fund Holdings, Inc......  10,712    208,658
           #Enbridge, Inc...........................  71,135  4,623,794
           #Encana Corp............................. 271,857  9,134,211
           #*Endeavour Mining Corp..................  57,247    144,607
           *Endeavour Silver Corp...................  42,825    492,455
           #Enerplus Corp........................... 135,717  4,393,607
            Enghouse Systems, Ltd...................  11,429    122,003
            Ensign Energy Services, Inc............. 135,400  2,614,552
           *Entree Gold, Inc........................  34,600     95,811
           *Epsilon Energy, Ltd.....................  36,242    147,473
           *Equinox Minerals, Ltd................... 392,489  3,360,102
            Equitable Group, Inc....................  13,470    411,439
           *Euro Goldfields, Ltd.................... 148,900  2,071,050
            Evertz Technologies, Ltd................  11,200    188,215
           *Excellon Resources, Inc.................  77,000     61,037
            Exchange Income Corp....................     700     16,276
            Exco Technologies, Ltd..................   7,600     34,138
           *Exeter Resource Corp....................     900      4,699
           *EXFO, Inc...............................  23,576    219,775
           *Fairborne Energy, Ltd...................  70,476    356,793
           #Fairfax Financial Holdings, Ltd.........  14,030  5,665,976
           *Far West Mining, Ltd....................  10,800     89,719
           *Fibrek, Inc.............................   8,910     15,162
            Fiera Sceptre, Inc......................     900      7,895
            Finning International, Inc.............. 132,200  3,877,345
            Firm Capital Mortgage Investment Corp...   1,166     15,257
           *First Capital Realty, Inc...............  29,426    511,919
           #*First Majestic Silver Corp.............  86,039  1,804,168
           *First Nickel, Inc.......................  18,000      2,854
           #First Quantum Minerals, Ltd.............  43,713  6,229,270
           #*First Uranium Corp..................... 238,864    219,639
           *FirstService Corp.......................   9,700    371,945
           *Flint Energy Services, Ltd..............  37,800    574,900
           *Formation Capital Corp..................   7,700      9,522
           *Forsys Metals Corp......................  50,120     93,761
           #Fortis, Inc.............................  62,628  2,150,593
           *Fortress Paper, Ltd.....................   2,846    126,997
           *Fortuna Silver Mines, Inc...............  64,560    353,454
           #*Fortune Minerals, Ltd..................  19,400     33,217
            Forzani Group, Ltd. Class A.............  37,500    740,369
           #Franco-Nevada Corp......................  60,600  2,403,120
           *Fraser Papers, Inc......................   6,400        440
            Futuremed Healthcare Products Corp......   5,558     40,768
           *Galleon Energy, Inc. Class A............  82,800    306,294
           *Gammon Gold, Inc........................ 179,400  1,962,469
           *Garda World Security Corp...............   7,000     79,977
           *GBS Gold International, Inc.............  42,400         --
            Genivar, Inc............................   7,537    242,325
            Gennum Corp.............................  33,270    279,550
           #Genworth MI Canada, Inc.................  18,159    497,470
           #*GeoMark Exploration, Ltd...............  17,100     25,303
            George Weston, Ltd......................  30,900  2,213,931
           #Gildan Activewear, Inc..................  54,600  2,033,614
           *Glacier Media, Inc......................  22,700     57,581
            Glentel, Inc............................   3,800    146,353
           *GLG Life Tech Corp......................   5,071     49,308
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
                                                               Shares     Value++
                                                               ------     -----

CANADA -- (Continued)........................................
   Gluskin Shef & Associates, Inc............................   4,000 $    88,992
  *GLV, Inc..................................................  12,023      97,846
   GMP Capital, Inc..........................................  32,000     511,378
   Goldcorp, Inc............................................. 190,221  10,633,397
  #*Golden Star Resources, Ltd............................... 326,000   1,054,336
  *Gran Tierra Energy, Inc................................... 129,652     964,699
  *Grande Cache Coal Corp....................................  62,000     528,817
  #*Great Basin Gold, Ltd.................................... 436,400   1,157,706
  *Great Canadian Gaming Corp................................  76,200     630,604
  #Great-West Lifeco, Inc.................................... 121,700   3,505,073
  #*Greystar Resources, Ltd..................................  69,920     255,692
   Groupe Aeroplan, Inc...................................... 185,941   2,548,914
  *Guyana Goldfields, Inc....................................  21,800     215,431
  *Hanfeng Evergreen, Inc....................................  42,625     232,013
  *Harry Winston Diamond Corp................................  80,100   1,363,008
  #*Helix BioPharma Corp.....................................     900       2,854
  *Hemisphere GPS, Inc.......................................  46,880      66,890
  *Heroux-Devtek, Inc........................................  27,600     241,826
  *High River Gold Mines, Ltd................................  45,350      58,476
   Home Capital Group, Inc...................................  26,200   1,578,397
  *Horizon North Logistics, Inc..............................  20,740     103,026
   HudBay Minerals, Inc...................................... 169,409   2,703,668
  #Husky Energy, Inc.........................................  95,685   2,993,475
  *Hydrogenics Corp..........................................     700       3,840
   IAMGOLD Corp.............................................. 308,829   6,420,405
   IESI-BFC, Ltd.............................................  80,162   2,034,233
  #IGM Financial, Inc........................................  28,900   1,486,617
  #*Imax Corp................................................  26,020     914,681
  *Imperial Metals Corp......................................  28,700     665,516
  #Imperial Oil, Ltd.........................................  15,803     835,121
  *Imris, Inc................................................   6,500      55,372
  #*Indigo Books & Music, Inc................................   5,523      76,761
   Industrial Alliance Insurance & Financial Services, Inc... 125,100   5,376,067
   Inmet Mining Corp.........................................  53,894   3,782,235
  #Innergex Renewable Energy, Inc............................  40,545     426,383
  *Insignia Energy, Ltd......................................   4,148       8,330
   Intact Financial Corp..................................... 100,700   5,108,704
  *Inter-Citic Minerals, Inc.................................  38,763      67,189
  #*International Forest Products, Ltd. Class A..............  42,161     262,016
  #*International Tower Hill Mines, Ltd......................  11,800     114,115
  #*Intertape Polymer Group, Inc.............................  52,504      81,019
  #*Ivanhoe Energy, Inc...................................... 173,875     488,831
  #*Ivanhoe Mines, Ltd....................................... 100,855   2,644,626
  *Ivernia, Inc.............................................. 156,000      38,746
  #*Jaguar Mining, Inc....................................... 103,969     580,200
   Jean Coutu Group (PJC), Inc. Class A (The)................  95,600   1,060,931
  #Just Energy Group, Inc....................................  50,975     807,066
  *Katanga Mining, Ltd....................................... 525,231   1,121,351
  #*Keegan Resources, Inc....................................   8,600      79,987
  #Killam Properties, Inc....................................  12,460     143,544
  *Kimber Resources, Inc.....................................  15,200      24,901
  *Kingsway Financial Services, Inc..........................  67,900      71,764
   Kinross Gold Corp......................................... 363,611   5,764,588
  *Kirkland Lake Gold, Inc...................................  19,100     284,234
  #*La Mancha Resources, Inc.................................  83,900     211,934
  #*Labopharm, Inc...........................................  45,800      21,783
  *Labrador Iron Mines Holdings, Ltd.........................  36,332     514,942
  *Lake Shore Gold Corp...................................... 243,386   1,044,387
  *Laramide Resources, Ltd................................... 110,721     136,917
   Laurentian Bank of Canada.................................  33,340   1,771,391
  #Le Chateau, Inc. Class A..................................   9,300     105,665
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
                                                      Shares     Value++
                                                      ------     -----

       CANADA -- (Continued)........................
         *Legacy Oil & Gas, Inc..................... 122,462 $ 1,744,742
         *Leisureworld Senior Care Corp.............   4,930      55,024
          Leon's Furniture, Ltd.....................  35,479     502,477
          Linamar Corp..............................  60,200   1,350,786
          Liquor Stores N.A., Ltd...................   1,203      19,174
         #Loblaw Cos., Ltd..........................  66,000   2,781,884
         *Lundin Mining Corp........................ 436,289   4,269,974
          MacDonald Dettweiler & Associates, Ltd....  24,500   1,476,241
         #*MAG Silver Corp..........................   8,500     102,954
         *MagIndustries Corp........................ 388,500      92,388
         #Magna International, Inc.................. 220,974  11,355,235
         *Mahalo Energy, Ltd........................     683          --
         *Mainstreet Equity Corp....................   1,100      20,555
          Major Drilling Group International, Inc...  78,900   1,314,236
         #Manitoba Telecom Services, Inc............  22,800     726,544
         #Manulife Financial Corp................... 625,266  11,227,891
          Maple Leaf Foods, Inc..................... 105,596   1,314,718
         *March Networks Corp.......................   5,000      21,931
          Marsulex, Inc.............................   1,200      17,921
         *Martinrea International, Inc..............  91,400     823,049
         *Maxim Power Corp..........................  24,537      77,801
          MDC Partners, Inc.........................  11,300     188,702
         *MDN, Inc..................................  24,200       9,464
          MDS, Inc.................................. 145,226   1,703,756
          Mediagrif Interactive Technologies, Inc...   1,100      13,370
         *MEGA Brands, Inc..........................  33,961      19,742
         #*Mega Uranium, Ltd........................ 222,600     119,987
         #*Mercator Minerals, Ltd................... 131,933     489,441
         #Methanex Corp............................. 106,400   3,440,021
         #Metro, Inc. Class A.......................  86,600   4,237,785
         *MGM Energy Corp...........................     248          59
         *Midway Energy, Ltd........................  48,210     234,388
         *Migao Corp................................  49,806     362,168
         *Minco Silver Corp.........................  19,480     128,062
         *Minera Andes, Inc......................... 226,947     671,618
         *Miranda Technologies, Inc.................  17,400     132,226
          MKS, Inc..................................     100       2,753
         *Mood Media Corp...........................     229         789
          Mosaid Technologies, Inc..................   8,500     270,322
          Mullen Group, Ltd.........................  73,264   1,643,145
         #NAL Energy Corp...........................  75,610     996,519
         #National Bank of Canada...................  95,243   7,885,998
         #*Nautilus Minerals, Inc...................  35,086     112,361
         *Neo Material Technologies, Inc............  85,050     880,029
         *Nevada Copper Corp........................  17,400     104,825
         #*New Gold, Inc............................ 370,700   4,164,816
          Newalta Corp..............................  63,395     879,751
         #Nexen, Inc................................ 373,410   9,878,404
         #*NGEx Resources, Inc......................  21,259      74,372
          Niko Resources, Ltd.......................  17,100   1,444,956
         *Norbord, Inc..............................  29,830     418,058
         *Norsemont Mining, Inc.....................   6,653      28,338
         #*North American Energy Partners, Inc......  15,676     178,274
         #*North American Palladium, Ltd............  49,800     319,491
         *Northern Dynasty Minerals, Ltd............  27,280     370,211
         #*Northgate Minerals Corp.................. 379,400   1,134,812
         #*Northland Power, Inc.....................  34,077     575,904
         *Northstar Aerospace, Inc..................   3,323       8,078
         #*NovaGold Resources, Inc..................  59,600     767,244
          Nuvista Energy, Ltd.......................  80,513     813,512
         *Nuvo Research, Inc........................  99,000      11,510
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
                                                   Shares    Value++
                                                   ------    -----

           CANADA -- (Continued).................
             #*OceanaGold Corp................... 325,212 $  952,108
             #*Olympus Pacific Minerals, Inc.....  13,600      5,606
             #*Oncolytics Biotech, Inc...........  15,300     93,144
              Onex Corp..........................  80,068  3,004,190
             *Open Range Energy Corp.............  29,449    164,029
             #*Open Text Corp....................  50,300  3,081,317
             #*OPTI Canada, Inc.................. 343,371     87,099
             *Orleans Energy, Ltd................  43,543    124,257
             #*Oromin Explorations, Ltd..........  24,803     31,458
             *Orvana Minerals Corp...............  85,324    292,184
             #*Osisko Mining Corp................  64,400    942,705
             *Pace Oil & Gas, Ltd................  60,232    560,209
              Pacific Northern Gas, Ltd..........   1,525     43,518
              Pacific Rubiales Energy Corp....... 137,674  4,183,404
             #*Paladin Labs, Inc.................   8,563    362,014
             #Pan Amer Silver Corp...............  72,073  2,599,854
             *Paramount Resources, Ltd. Class A..  36,600  1,137,283
             *Parex Resources, Inc...............   5,200     39,736
             #Pason Systems, Inc.................  31,719    519,626
             *Patheon, Inc.......................  14,127     33,893
             #Pembina Pipeline Corp..............  31,200    760,091
             #Pengrowth Energy Corp.............. 341,138  4,816,999
             #*Penn West Petroleum, Ltd.......... 245,008  6,287,369
             *Peregrine Diamonds, Ltd............  32,200     74,191
             #Perpetual Energy, Inc..............  83,329    364,617
             #*Petaquilla Minerals, Ltd..........  99,811     91,778
             #PetroBakken Energy, Ltd............  79,545  1,509,938
             *Petrobank Energy & Resources, Ltd.. 106,969  2,263,404
             #Petrominerales, Ltd................  20,618    789,069
             *Phoscan Chemical Corp.............. 149,480     88,473
             *Pilot Gold, Inc....................  35,194    122,750
             *Platinum Group Metals, Ltd.........  63,570    132,360
             #*Platmin, Ltd......................  67,182     56,805
             #*Plutonic Power Corp...............  41,994     99,864
             *Points International, Ltd..........   6,420     69,211
             *Polaris Miner Corp.................   7,200      8,751
             #*PolyMet Mining Corp...............  37,470     75,641
             #Potash Corp. of Saskatchewan, Inc..  38,400  2,169,297
             *Precision Drilling Corp............ 281,049  4,256,653
             #Premium Brands Holdings Corp.......  16,655    288,160
             #*Primero Mining Corp...............   6,495     31,783
             *Progress Energy Resources Corp..... 201,100  2,750,340
             *ProMetic Life Sciences, Inc........  41,000      8,667
             *ProspEx Resources, Ltd.............  26,607     62,992
             *Pulse Seismic, Inc.................  59,500    140,866
             *Pure Energy Services, Ltd..........   9,000     65,920
             *QLT, Inc...........................  89,400    730,394
             *Quadra FNX Mining, Ltd............. 178,810  2,934,967
              Quebecor, Inc. Class B.............  49,100  1,744,175
             *Queenston Mining, Inc..............  17,600    145,093
             #*Questerre Energy Corp.............  81,025     93,344
             #*Ram Power Corp.................... 117,525     86,950
              Reitmans Canada, Ltd...............   1,346     23,843
              Reitmans Canada, Ltd. Class A......  47,400    874,206
             *Research In Motion, Ltd............  23,400  1,139,889
             #*Resverlogix Corp..................  15,900     32,602
              Richelieu Hardware, Ltd............  11,700    370,977
             *Richmont Mines, Inc................  17,900    174,242
             #Ritchie Brothers Auctioneers, Inc..  18,600    583,075
             *Rock Energy, Inc...................  23,500    125,181
              Rocky Mountain Dealerships, Inc....   8,800     92,450
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
                                                    Shares     Value++
                                                    ------     -----

          CANADA -- (Continued)...................
            #Rogers Communications, Inc. Class B..  37,700 $ 1,426,874
             Rogers Sugar, Inc....................  11,288      63,947
             RONA, Inc............................ 133,507   1,951,490
            #Royal Bank of Canada................. 230,274  14,505,449
            *RS Technologies, Inc.................     174          81
            *Rubicon Minerals Corp................  56,800     294,761
            *RuggedCom, Inc.......................   2,000      43,439
            #Russel Metals, Inc...................  95,020   2,611,129
            *Sabina Gold & Silver Corp............  98,878     764,981
            #*Sandvine Corp....................... 350,787     886,097
            #Saputo, Inc..........................  29,700   1,413,822
            *Savanna Energy Services Corp.........  76,840     837,310
            #*Scorpio Mining Corp................. 100,867     132,194
            #*Seabridge Gold, Inc.................  15,600     528,931
             Sears Canada, Inc....................  39,944     839,282
            *SEMAFO, Inc.......................... 133,000   1,130,180
            #Shaw Communictions, Inc. Class B.....  28,100     593,392
             ShawCor, Ltd.........................  35,700   1,277,601
            #Sherritt International Corp.......... 295,200   2,496,010
            #Shoppers Drug Mart Corp..............  80,100   3,487,946
            *Shore Gold, Inc...................... 249,227     197,559
            *Sierra Wireless, Inc.................  36,200     429,663
            #*Silver Standard Resources, Inc......  42,200   1,467,845
             Silver Wheaton Corp.................. 161,400   6,567,563
             Silvercorp Metals, Inc...............  80,000   1,089,045
            #*Sino-Forest Corp.................... 230,700   5,732,449
             SNC-Lavalin Group, Inc...............  15,900     961,915
            *Softchoice Corp......................  13,855     124,251
            *Sonde Resources Corp.................  13,387      43,013
            #*Southern Pacific Resource Corp...... 255,794     502,856
            #*SouthGobi Resources, Ltd............  10,400     130,584
            *Sprott Resource Corp................. 116,090     602,443
            *Sprott Resource Lending Corp......... 140,824     257,491
             Sprott, Inc..........................   8,125      79,262
            #*St. Andrew Goldfields, Ltd..........  53,000      59,938
            #*Stantec, Inc........................  44,500   1,402,515
            *Starfield Resources, Inc.............  45,300       3,351
             Stella-Jones, Inc....................   2,800     113,906
            *Storm Cat Energy Corp................     500          21
            *Stornoway Diamond Corp...............  78,690     187,961
            #*Strateco Resources, Inc.............  69,000      43,756
            #Student Transportation, Inc..........  45,800     329,650
            *Sulliden Gold Corp., Ltd.............  70,300     153,060
            #Sun Life Financial, Inc.............. 287,983   9,426,448
             Suncor Energy, Inc................... 578,166  26,648,860
            *SunOpta, Inc.........................  71,200     504,191
            *Sun-Rype Products, Ltd...............     100         820
            #Superior Plus Corp...................  72,633     845,204
            #*Swisher Hygiene, Inc................  42,724     376,598
            *SXC Health Solutions Corp............  19,200   1,061,109
             Talisman Energy, Inc................. 499,600  12,065,592
            #*Tanzanian Royalty Exploration Corp..  17,300     125,615
            *Taseko Mines, Ltd.................... 106,300     561,750
             Teck Resources, Ltd. Class A.........   1,094      60,265
             Teck Resources, Ltd. Class B......... 279,087  15,170,369
             Telus Corp...........................  16,961     893,807
             Telus Corp. Non-Voting...............  85,366   4,295,593
            *Tembec, Inc..........................  38,045     216,734
            *Terra Energy Corp....................  43,090      47,364
            #*Tethys Petroleum, Ltd...............  35,628      53,848
            #*Theratechnologies, Inc..............  35,600     165,555

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CONTINUED


                                                       Shares      Value++
                                                       ------      -----

      CANADA -- (Continued)..........................
        #*Thompson Creek Metals Co., Inc............. 140,059 $  1,721,594
        #Thomson Reuters Corp........................ 166,778    6,761,723
         Tim Hortons, Inc............................  31,600    1,537,333
        #*Timminco, Ltd..............................  94,700       40,036
         TMX Group, Inc..............................  17,400      745,911
        *Torex Gold Resources, Inc...................  22,962       44,169
         Toromont Industries, Ltd....................  43,900    1,529,761
        #Toronto Dominion Bank....................... 309,560   26,802,468
         Torstar Corp. Class B.......................  72,800    1,075,669
        #Total Energy Services, Inc..................  22,000      368,546
        #TransAlta Corp.............................. 215,228    4,795,229
        *Transat AT, Inc. Class B....................   2,900       35,830
        #TransCanada Corp............................ 257,270   11,069,557
         Transcontinental, Inc. Class A..............  85,016    1,310,081
        #TransForce, Inc.............................  74,893    1,115,301
        *TransGlobe Energy Corp......................  51,700      754,613
        *Tranzeo Wireless Technologies, Inc..........   4,470        1,713
        #Trican Well Service, Ltd....................  57,600    1,419,682
        #Trilogy Energy Corp.........................  14,500      349,263
        #Trinidad Drilling, Ltd...................... 122,900    1,408,060
         TVA Group, Inc. Class B.....................   4,447       68,151
        *Twin Butte Energy, Ltd...................... 136,452      412,464
        #*UEX Corp................................... 147,100      152,363
         Uni-Select, Inc.............................  18,082      524,601
        #*Uranium One, Inc........................... 727,345    3,028,842
        #*Ur-Energy, Inc.............................  86,300      137,730
        *Valeant Pharmaceuticals International, Inc.. 160,110    8,444,210
         Valener, Inc................................   8,567      149,672
        *Vecima Network, Inc.........................   2,200        8,301
        *Vector Aerospace Corp.......................  16,089      219,191
        #Veresen, Inc................................   3,751       53,917
        #Vermilion Energy, Inc.......................  11,800      633,557
        *Vero Energy, Inc............................  39,480      252,448
        *Virginia Mines, Inc.........................  10,838      109,394
         Viterra, Inc................................ 397,258    4,773,898
        *Vitran Corp., Inc...........................   2,400       38,379
         WaterFurnace Renewable Energy, Inc..........   1,487       36,462
        *Webtech Wireless, Inc.......................  15,500        6,962
        *Wescast Industries, Inc.....................     247        2,224
        *Wesdome Gold Mines, Ltd.....................  74,000      229,160
         West Fraser Timber Co., Ltd.................  32,100    1,825,271
        *Westaim Corp................................  84,100       46,221
        *Western Forest Products, Inc................ 112,025      130,241
        *Westfire Energy, Ltd........................   6,675       60,178
         Westjet Airlines, Ltd.......................   6,100       92,066
        #*Westport Innovations, Inc..................  18,628      471,139
        #Wi-Lan, Inc.................................  98,100      618,990
         Winpak, Ltd.................................  26,460      331,397
        *Wireless Matrix Corp........................  29,700       27,624
        *Xtreme Coil Drilling Corp...................  14,400       87,513
         Yamana Gold, Inc............................ 454,616    5,794,714
        #Yellow Media, Inc........................... 484,191    2,435,924
        *YM Biosciences, Inc.........................  15,400       51,108
        *Yukon-Nevada Gold Corp...................... 142,232       82,680
        #Zargon Oil & Gas, Ltd.......................  11,252      267,936
        *Zarlink Semiconductor, Inc.................. 104,100      267,360
        *ZCL Composite, Inc..........................  10,000       34,350
                                                              ------------
      TOTAL CANADA...................................          698,819,497
                                                              ------------

      DENMARK -- (0.8%)..............................
         A.P. Moller - Maersk A.S....................     511    5,179,031

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CONTINUED

                                                       Shares    Value++
                                                       ------    -----

        DENMARK -- (Continued).......................
          *Aarhus Lokalbank A.S......................     809 $    2,533
          *Affitech A.S..............................  10,000        755
          *Aktieselskabet Skjern Bank A.S............     210      5,534
          #*Alk-Abello A.S...........................   6,258    380,274
          *Alm. Brand A.S............................  84,300    188,984
          *Amagerbanken A.S.......................... 347,815         --
           Ambu A.S..................................   2,123     60,502
          #Auriga Industries A.S. Series B...........  20,331    387,724
          #*Bang & Olufsen Holdings A.S..............  40,081    627,905
          #*Bavarian Nordic A.S......................  12,971    298,560
          *BoConcept Holding A.S.....................     450     15,164
           Brodrene Hartmann A.S. Series B...........   2,300     36,784
           Carlsberg A.S. Series B...................  53,907  6,396,336
           Coloplast A.S.............................   3,250    478,061
           D/S Norden A.S............................  23,851    854,747
          #*Dalhoff, Larson & Horneman A.S. Series B.   9,916     25,236
           Danisco A.S...............................  43,973  5,829,753
          *Danske Bank A.S........................... 237,130  5,694,554
          *DFDS A.S..................................   2,321    199,824
          *DiBa Bank A.S.............................  10,296    121,222
          *Djursland Bank A.S........................   1,040     35,355
           DSV A.S................................... 103,658  2,710,635
           East Asiatic Co., Ltd. A.S................  20,532    682,656
          *Fionia Holding A.S........................  53,180         --
          #FLSmidth & Co. A.S........................  38,071  3,433,821
           Fluegger A.S. Series B....................     350     30,396
          *Genmab A.S................................  45,533    491,580
           GN Store Nord A.S......................... 237,742  2,357,635
          #*Greentech Energy Systems A.S.............  36,127    134,873
           Gronlandsbanken A.S.......................     290     25,679
          *H&H International A.S. Series B...........   5,798     69,679
           H. Lundbeck A.S...........................  43,419  1,043,264
           Harboes Bryggeri A.S......................   2,462     62,137
          #IC Companys A.S...........................   4,735    213,499
           Jeudan A.S................................   1,880    159,814
          *Jyske Bank A.S............................  68,899  3,424,306
          *Lastas A.S. Series B......................      31        233
          #*NeuroSearch A.S..........................  23,697    249,121
          *Newcap Holding A.S........................  24,798      3,122
          #NKT Holding A.S...........................  21,966  1,352,636
           Nordjyske Bank A.S........................   3,195     63,519
           Norresundby Bank A.S......................     880     29,783
           North Media A.S...........................   3,000     26,102
           Novo-Nordisk A.S. Series B................   2,000    253,187
           Novo-Nordisk A.S. Sponsored ADR...........  22,700  2,891,753
           Novozymes A.S. Series B...................   4,419    764,182
          *Ostjydsk Bank A.S.........................     285     16,679
          #*Parken Sport & Entertainment A.S.........   3,560     75,083
           Per Aarsleff A.S. Series B................   1,808    161,044
           Ringkjoebing Landbobank A.S...............   3,153    438,522
          #*Rockwool International A.S...............   7,863  1,038,651
          #*Royal Unibrew A.S........................  11,035    814,307
           Satair A.S................................   2,806    215,155
           Schouw & Co. A.S..........................  16,819    498,559
           SimCorp A.S...............................   1,323    240,354
          *Sjaelso Gruppen A.S.......................  19,377     36,167
           Solar Holdings A.S. Series B..............   4,125    361,258
          *Spar Nord Bank A.S........................  35,210    353,829
          *Sparbank A.S..............................   1,926     27,873
          *Sparekassen Faaborg A.S...................     271     31,502
           Sydbank A.S...............................  72,947  2,113,808

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
                                                  Shares     Value++
                                                  ------     -----

           DENMARK -- (Continued)
              Thrane & Thrane A.S                  4,354 $   216,765
              Tivoli A.S                              90      58,274
             *TK Development A.S                  49,771     230,494
             #*Topdanmark A.S                      7,870   1,445,885
             *TopoTarget A.S                     163,547      78,140
             *Topsil Semiconductor Matls A.S      16,379       3,865
             *Torm A.S                            17,646     114,773
             *Torm A.S. ADR                       23,082     150,033
              Trygvesta A.S                       12,050     770,252
             *United International Enterprises        20       2,724
             #*Vestas Wind Systems A.S            76,060   2,695,178
             *Vestjysk Bank A.S                   23,022     243,001
             *William Demant Holding A.S           3,287     306,458
                                                         -----------
           TOTAL DENMARK                                  60,031,083
                                                         -----------

           FINLAND -- (1.4%)
             #Ahlstrom Oyj                        20,567     543,691
              Aktia Oyj                            1,669      16,959
              Alma Media Oyj                      12,730     148,382
              Amer Sports Oyj Series A           135,290   2,218,041
              Aspo Oyj (5785498)                   7,309      81,028
             *Aspo Oyj (B65TT17)                   1,044      11,566
             #Atria P.L.C.                        18,777     223,074
              Bank of Aland P.L.C.                 1,000      25,544
              BasWare Oyj                          4,070     158,846
             *Biotie Therapies Corp. Oyj          71,157      71,882
             #Cargotec Oyj Series B               32,234   1,810,053
              Citycon Oyj                         40,360     191,316
             *Componenta Oyj                       4,400      42,132
              Comptel P.L.C.                      51,194      47,040
              Cramo Oyj                           25,439     674,295
              Digia P.L.C.                        10,944      63,577
             *Efore Oyj                            7,109       9,693
             *Elcoteq SE                          14,272      26,851
             *Elektrobit Corp. Oyj               432,696     371,533
             #Elisa Oyj                           76,185   1,834,004
             *Etteplan Oyj                         7,802      39,673
             *Finnair Oyj                         93,359     503,399
             *Finnlines Oyj                       17,325     200,368
              Fiskars Oyj Abp Series A            26,113     645,707
             *Fortum Oyj                         158,952   5,472,521
             #F-Secure Oyj                        39,615     151,949
             *Glaston Oyj Abp                      9,400      15,475
             #HKScan Oyj                          26,274     262,232
             #*Huhtamaki Oyj                     104,021   1,454,764
              Ilkka-Yhtyma Oyj                    33,264     389,683
             *KCI Konecranes Oyj                  27,722   1,333,665
             #Kemira Oyj                         111,191   2,032,837
             *Kesko Oyj                           59,108   3,067,476
             #*Kesko Oyj Series A                    453      23,459
              Kone Oyj Series B                   35,243   2,207,450
             *Laennen Tehtaat Oyj                  1,800      45,581
              Lassila & Tikanoja Oyj              19,876     379,330
             *Lemminkainen Oyj                    35,266   1,390,432
              Metso Corp. Oyj                     82,406   5,060,827
             #Metso Corp. Oyj Sponsored ADR       10,246     629,412
             *M-Real Oyj Series B                295,805   1,398,335
             #Neste Oil Oyj                      127,255   2,408,309
             #Nokia Oyj                          450,628   4,151,369
             #Nokia Oyj Sponsored ADR            159,500   1,472,185
              Nokian Renkaat Oyj                  53,099   2,751,876

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
                                                  Shares      Value++
                                                  ------      -----

          FINLAND -- (Continued)..............
             Okmetic Oyj......................    17,109 $    160,240
            #Olvi Oyj Series A................     6,700      180,529
             Oriola-KD Oyj Series A...........     1,000        4,724
             Oriola-KD Oyj Series B...........    90,347      393,343
            *Orion Oyj Series A...............    13,037      323,111
            *Orion Oyj Series B...............    35,639      886,124
            #Outokumpu Oyj....................   150,481    2,506,865
             Outotec Oyj......................    21,986    1,394,293
             PKC Group Oyj....................    17,329      414,404
             Pohjola Bank P.L.C...............   163,000    2,418,995
             Ponsse Oyj.......................    53,389      874,801
            #Poyry Oyj........................    14,502      246,975
             Raisio P.L.C.....................   155,943      596,088
            #*Ramirent Oyj....................    95,840    1,633,144
             Rapala VMC Oyj...................    14,912      149,830
            #Rautaruukki Oyj Series K.........    81,136    2,105,316
             Ruukki Group Oyj.................   207,434      522,651
             Sampo Oyj........................   268,954    9,054,650
            #Sanoma Oyj.......................    61,956    1,287,785
             Scanfil Oyj......................    17,754       73,332
             Stockmann Oyj Abp Series A.......     8,998      327,582
            #Stockmann Oyj Abp Series B.......    16,880      517,111
            #Stora Enso Oyj Series R..........   574,426    6,925,418
             Stora Enso Oyj Sponsored ADR.....   109,100    1,305,927
             Technopolis Oyj..................    22,935      122,587
            *Tecnomen Lifetree Oyj............   215,467      140,368
             Teleste Oyj......................     6,970       43,258
             Tieto Oyj........................    59,800    1,102,916
            *Tikkurila Oyj....................    18,350      437,262
             Turkistuottajat Oyj..............     1,600       37,879
            *UPM-Kymmene Oyj..................   533,286   10,938,383
            *UPM-Kymmene Oyj Sponsored ADR....    78,154    1,601,375
            #Uponor Oyj Series A..............    47,027      916,863
             Vacon Oyj........................     2,122      146,888
             Vaisala Oyj Series A.............     4,589      154,728
             Wartsila Corp. Oyj Series B......   115,128    4,525,592
             Yit Oyj..........................    65,662    1,969,876
                                                         ------------
          TOTAL FINLAND.......................            102,499,034
                                                         ------------

          FRANCE -- (7.0%)....................
            *ABC Arbitrage SA.................     7,469       82,292
             Accor SA.........................    25,394    1,128,461
             Aeroports de Paris SA............    13,446    1,288,708
            *Air France-KLM SA................   135,058    2,383,824
             Air Liquide SA...................    22,448    3,316,790
            *Alcatel-Lucent SA................   111,418      721,984
            #*Alcatel-Lucent SA Sponsored ADR. 1,724,076   11,275,457
             Alstom SA........................    18,207    1,210,543
            *Altamir Amboise SA...............    16,429      202,024
             ALTEN SA.........................    29,454    1,208,431
            #*Altran Technologies SA..........   208,504    1,645,689
            #April Group SA...................     5,587      179,870
            #*Archos SA.......................       676        9,246
             Arkema SA........................    48,951    5,098,253
             Assystem SA......................    12,164      318,750
            #*Atari SA........................    26,866      114,127
            *Atos Origin SA...................    52,648    3,243,812
             Aubay SA.........................     3,818       38,938
             Audika SA........................     1,627       48,660
            #*Aurea SA........................       515        6,894
            #*Avanquest Software SA...........     4,596       19,410

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
                                                             Shares     Value++
                                                             ------     -----

 FRANCE -- (Continued).....................................
   #Avenir Telecom SA......................................  22,182 $    29,560
    AXA SA................................................. 125,422   2,811,722
   #AXA SA Sponsored ADR................................... 468,270  10,498,613
   #Beneteau SA............................................  18,392     394,392
   *BioAlliance Pharma SA..................................   1,764      16,272
    bioMerieux SA..........................................   3,881     421,957
    BNP Paribas SA......................................... 331,407  26,199,257
    Boiron SA..............................................   4,670     207,836
    Bonduelle SCA..........................................   5,392     545,832
    Bongrain SA............................................   8,770     857,272
   #Bourbon SA.............................................  55,420   2,626,649
   #*Boursorama SA.........................................  19,295     254,943
   #Bouygues SA............................................ 142,491   7,091,132
   *Bull SA................................................  34,423     229,100
    Bureau Veritas SA......................................   9,495     818,938
    Canal Plus SA..........................................  23,637     193,168
    Capgemini SA........................................... 150,216   9,098,741
    Carrefour SA...........................................  52,357   2,480,788
   #Casino Guichard Perrachon SA...........................  33,940   3,571,214
   *Cegedim SA.............................................   2,063     129,968
    CEGID Group SA.........................................  13,968     479,794
    Christian Dior SA......................................  19,425   3,116,115
    Cie de Saint-Gobain SA................................. 217,607  15,014,819
   *Cie Generale de Geophysique - Veritas SA...............  29,777   1,048,982
   #*Cie Generale de Geophysique - Veritas Sponsored ADR... 121,554   4,301,796
    Cie Generale des Establissements Michelin SA Series B..  84,605   8,480,315
    Cie Generale D'Optique Essilor Intenational SA.........  21,453   1,796,312
   #Ciments Francais SA....................................   7,356     776,921
   #*Club Mediterranee SA..................................  31,521     734,424
    CNP Assurances SA......................................  71,688   1,645,092
    Credit Agricole SA..................................... 330,854   5,503,419
   *CS Communication & Systemes SA.........................     797       6,373
    Danone SA..............................................  40,049   2,932,244
    Dassault Systemes SA...................................   7,772     632,050
   #Dassault Systemes SA ADR...............................   5,637     460,430
    Delachaux SA...........................................   6,071     687,229
   *Derichebourg SA........................................  97,634     925,378
   *Devoteam SA............................................   1,718      47,527
   *Edenred SA.............................................  55,548   1,722,338
    EDF Energies Nouvelles SA..............................  10,871     644,492
   #Eiffage SA.............................................  30,289   2,093,746
    Electricite de France SA...............................  18,274     768,674
    Electricite de Strasbourg SA...........................     606     108,767
    Entrepose Contracting SA...............................     306      42,262
    Eramet SA..............................................   2,073     815,934
    Esso S.A.F.............................................   3,968     557,569
    Establissements Maurel et Prom SA...................... 163,084   3,473,871
   *Etam Developpement SA..................................  22,913   1,096,589
   *Euler Hermes SA........................................  22,049   2,350,487
   #*Euro Disney SCA.......................................  21,207     268,761
   #*Eurofins Scientific SA................................   6,065     653,370
   *European Aeronautic Defence & Space Co. SA............. 224,358   6,941,878
    Eutelsat Communications SA.............................  19,212     828,903
    Exel Industries SA.....................................   1,907     120,942
    Faiveley Transport SA..................................   3,453     351,831
   *Faurecia SA............................................  17,556     723,976
    Fimalac SA.............................................   7,916     357,050
    Fleury Michon SA.......................................     761      41,595
    France Telecom SA...................................... 212,402   4,977,512
    France Telecom SA Sponsored ADR........................ 212,700   4,985,688
   #*GameLoft SA...........................................  10,318      75,145

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CONTINUED

                                                    Shares     Value++
                                                    ------     -----

          FRANCE -- (Continued)...................
            *Gascogne SA..........................     555 $    34,767
             Gaumont SA...........................     768      52,954
             GDF Suez SA.......................... 448,650  18,345,003
             GDF Suez SA Sponsored ADR............     668      27,428
             Gemalto NV...........................  85,331   4,370,875
            *GFI Informatique SA..................  50,856     289,977
             GIFI SA..............................     712      70,320
             GL Events SA.........................  15,298     589,323
             Groupe Crit SA.......................   2,059      71,327
             Groupe Danone SA.....................  35,600     521,896
            #Groupe Eurotunnel SA................. 395,921   4,304,575
            *Groupe Open SA.......................   2,036      19,581
            #*Groupe Partouche SA.................  13,726      54,892
             Groupe Steria SCA....................  40,950   1,358,154
             Guerbet SA...........................     603      62,043
            #Guyenne et Gascogne SA...............   5,540     798,575
            *Haulotte Group SA....................  22,804     506,208
             Havas SA............................. 376,682   2,146,719
             Hermes International SA..............   7,794   1,825,307
            #*Hi-Media SA.........................  35,741     218,866
            #Iliad SA.............................   3,295     423,643
             Imerys SA............................  41,503   3,214,661
            *IMS International Metal Service SA...  13,478     352,022
             Ingenico SA..........................  43,911   2,179,040
            #*Innate Pharma SA....................   7,404      14,701
            *Inter Parfums SA.....................   4,294     170,175
             Ipsen SA.............................   7,113     278,441
             Ipsos SA.............................  21,060   1,094,562
            *JCDecaux SA..........................  52,548   1,835,095
            *Kaufman & Broad SA...................     649      23,544
             Korian SA............................   7,500     188,706
             Lafarge SA...........................  99,502   7,044,973
             Lafarge SA Sponsored ADR.............  82,410   1,457,009
             Lagardere SCA........................ 122,843   5,393,535
             Laurent-Perrier SA...................   1,327     169,427
            *LDC SA...............................     178      19,490
            #*Lectra SA...........................  34,799     335,326
             Legrand SA...........................  47,639   2,175,133
             Lisi SA..............................   2,196     213,197
            #L'Oreal SA...........................   9,223   1,169,144
            #*LVL Medical Groupe SA...............   1,560      40,861
             LVMH Moet Hennessy Louis Vuitton SA..  17,187   3,085,710
             M6 Metropole Television SA...........  28,482     755,688
             Maisons France Confort SA............   2,070     109,291
            *Manitou BF SA........................  17,444     590,890
             Manutan International SA.............   1,789     141,933
            *Meetic SA............................   9,732     219,486
             Mersen SA............................  22,471   1,366,573
            #*METabolic EXplorer SA...............   2,597      24,421
            #*Montupet SA.........................  24,394     299,067
             Mr. Bricolage SA.....................   5,705     116,607
            *Natixis SA........................... 766,093   4,403,715
             Naturex SA...........................   2,055     156,711
            #Neopost SA...........................  14,733   1,406,266
             Nexans SA............................  38,506   4,081,004
             Nexity SA............................  33,053   1,797,610
            #*NicOx SA............................  60,564     159,770
             Norbert Dentressangle SA.............   5,645     663,971
             NRJ Group SA.........................  93,223   1,106,183
            *Oeneo SA.............................  21,479      71,879
            #*Orco Property Group SA..............   3,090      40,925

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CONTINUED

                                                                      Shares     Value++
                                                                      ------     -----

FRANCE -- (Continued)...............................................
  #Orpea SA.........................................................  25,029 $ 1,251,253
  #*PagesJaunes Groupe SA........................................... 101,854   1,061,589
  *Parrot SA........................................................   4,723     177,763
   Pernod-Ricard SA.................................................  76,709   7,705,106
  *Peugeot SA....................................................... 155,988   7,079,212
   Pierre & Vacances SA.............................................   5,208     464,658
   Plastic Omnium SA................................................  10,138     970,421
   PPR SA...........................................................  39,212   7,010,572
   Publicis Groupe SA...............................................  34,815   1,972,282
  #Publicis Groupe SA ADR...........................................  50,046   1,420,305
   Rallye SA........................................................  31,503   1,656,517
  #*Recylex SA......................................................  33,899     349,648
   Remy Cointreau SA................................................  26,585   2,189,823
  *Renault SA....................................................... 116,470   7,091,971
  *Rexel SA......................................................... 144,533   3,957,159
  *Rhodia SA........................................................ 111,742   5,200,844
   Robertet SA......................................................     752     138,219
  #*Rodriguez Group SA..............................................   1,164       9,431
   Rougier SA.......................................................     540      29,594
   Rubis SA.........................................................  10,880   1,336,031
  *SA des Ciments Vicat.............................................   9,210     840,856
  #Safran SA........................................................  96,402   3,740,000
  #Saft Groupe SA...................................................  33,592   1,542,707
   SAMSE SA.........................................................     546      63,565
  *Sanofi-Aventis SA................................................ 115,113   9,107,412
  #*Sanofi-Aventis SA ADR........................................... 530,172  20,952,397
  #*Sartorius Stedim Biotech SA.....................................   5,174     323,666
  #Schneider Electric SA............................................  88,768  15,682,922
   SCOR SE.......................................................... 226,234   6,906,194
   SEB SA...........................................................  23,094   2,538,473
  *Seche Environnement SA...........................................   1,228     117,343
  #Sechilienne SA...................................................   8,288     242,615
  #*Sequana SA......................................................  31,835     545,687
   SES SA...........................................................  57,640   1,513,631
   Societe BIC SA...................................................  24,379   2,370,200
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..   1,430      93,662
   Societe Generale Paris SA........................................ 219,316  14,656,429
   Societe Marseillaise du Tunnel Prado Carenage SA.................   8,183     312,406
  #Societe Television Francaise 1 SA................................ 141,997   2,665,737
   Sodexo SA........................................................  18,158   1,414,579
  #Sodexo SA Sponsored ADR..........................................   3,800     297,350
  #*Soitec SA....................................................... 169,484   2,751,747
   Somfy SA.........................................................   1,174     363,054
   Sopra Group SA...................................................   4,011     471,946
  *Spir Communication SA............................................   1,034      63,199
  #*Ste Industrielle d'Aviation Latecoere SA........................   3,518      58,173
   Stef-TFE SA......................................................   3,120     205,740
   STMicroelectronics NV............................................ 266,732   3,156,461
  #STMicroelectronics NV ADR........................................ 332,630   3,951,644
   Sucriere de Pithiviers Le Vieil SA...............................      58      71,729
   Suez Environnement SA............................................  35,489     817,677
  *Sword Group SA...................................................   2,039      66,793
   Synergie SA......................................................   2,498      81,574
  #*Technicolor SA..................................................  43,374     331,432
  #Technicolor SA Sponsored ADR.....................................   4,360      33,223
   Technip SA.......................................................  47,279   5,334,501
   Technip SA ADR................................................... 106,372   2,999,690
   Teleperformance SA...............................................  52,303   1,995,482
   Tessi SA.........................................................     412      42,742
   Thales SA........................................................  63,934   2,824,006
  #*Theolia SA......................................................  91,095     184,672

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CONTINUED

                                                   Shares      Value++
                                                   ------      -----

         FRANCE -- (Continued)...................
           *Total Gabon SA.......................       6 $      3,353
            Total SA.............................  18,701    1,197,640
           #Total SA Sponsored ADR............... 448,384   28,799,704
           #Toupargel Groupe SA..................  15,115      326,401
           #*Transgene SA........................   5,385       98,899
            Trigano SA...........................  13,899      496,937
           #*UbiSoft Entertainment SA............ 100,713    1,011,052
           #Union Financiere de France Banque SA.   1,141       54,309
           *Valeo SA.............................  93,013    5,924,671
            Vallourec SA.........................  82,262   10,262,739
            Veolia Environnement SA..............   7,512      250,899
           #Veolia Environnement SA ADR..........  44,457    1,490,643
           #Viel et Compagnie SA.................  45,441      235,884
           #Vilmorin & Cie SA....................   7,657      969,746
            Vinci SA.............................  73,624    4,914,523
            Virbac SA............................   2,717      501,275
            Vivendi SA........................... 445,349   13,963,902
            VM Materiaux SA......................     811       54,032
            Vranken Pommery Monopole SA..........   2,352      122,263
            Zodiac Aerospace SA..................  50,808    3,987,594
                                                          ------------
         TOTAL FRANCE............................          506,141,472
                                                          ------------

         GERMANY -- (5.4%).......................
           #A.S. Creation Tapeton AG.............     906       40,344
           *Aareal Bank AG.......................  46,056    1,396,278
            Adidas-Salomon AG....................  72,359    5,392,437
           *ADVA AG Optical Networking...........  61,322      476,613
           *Agennix AG...........................   2,120       11,140
           #*Air Berlin P.L.C....................  51,713      231,149
           #Aixtron SE...........................  23,204      985,461
           #Allianz SE...........................  50,897    7,996,497
            Allianz SE Sponsored ADR............. 984,886   15,511,954
            Amadeus Fire AG......................   1,982       96,004
           *Analytik Jena AG.....................   3,242       49,056
           #Asian Bamboo AG......................  12,050      606,971
           *Augusta Technologie AG...............  10,221      301,956
            Aurubis AG...........................  37,184    2,197,604
            Axel Springer AG.....................   7,480    1,225,999
            Baader Bank AG.......................  11,484       51,646
           #*Balda AG............................  24,909      331,880
           #BASF SE..............................  75,924    7,796,187
           #BASF SE Sponsored ADR................  58,000    5,971,680
           *Bauer AG.............................  12,965      697,728
           #Bayer AG.............................  60,913    5,347,839
           #Bayer AG Sponsored ADR...............  10,700      918,595
            Bayerische Motoren Werke AG.......... 146,243   13,768,599
            BayWa AG.............................  15,122      713,477
           *Beate Uhse AG........................   6,586        3,323
            Bechtle AG...........................  14,623      695,404
            Beiersdorf AG........................   5,459      355,554
           #Bertrandt AG.........................   3,592      263,120
            Bilfinger Berger SE..................  50,521    4,863,577
            Biotest AG...........................   2,351      166,066
           *Boewe Systec AG......................     836          343
           #*Borussia Dortmund GmbH & Co. KGaA...  81,773      375,467
           *Carl Zeiss Meditec AG................  28,471      619,732
            CAT Oil AG...........................  14,058      172,993
            Celesio AG...........................  97,740    2,374,148
            CENIT AG.............................   2,601       20,979
           *Centrosolar Group AG.................   9,230       71,787
           #*Centrotec Sustainable AG............   9,963      348,836

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CONTINUED

                                                      Shares     Value++
                                                      ------     -----

       GERMANY -- (Continued).......................
         #*Centrotherm Photovoltaics AG.............   6,794 $   411,092
          Cewe Color Holding AG.....................   5,813     282,408
          Comdirect Bank AG.........................  28,293     350,970
         #*Commerzbank AG........................... 400,991   2,551,688
         #CompuGroup Medical AG.....................  10,931     186,932
         #*Conergy AG............................... 208,034     120,101
         #*Constantin Medien AG.....................  49,303     151,050
         *Continental AG............................  16,794   1,683,874
          CropEnergies AG...........................  27,391     221,230
          CTS Eventim AG............................   3,509     263,026
         *Curanum AG................................  15,622      52,992
         #*D. Logistics AG..........................  10,845      24,952
         #DAB Bank AG...............................  13,385      85,995
         #*Daimler AG............................... 304,129  23,505,063
         *Data Modul AG.............................   2,305      49,178
         *DEAG Deutsche Entertainment AG............   1,086       5,285
         #*Delticom AG..............................   2,605     283,035
         #Demag Cranes AG...........................  20,823   1,118,827
          Deutsche Bank AG (5750355)................ 242,074  15,766,133
         #Deutsche Bank AG (D181890898).............  65,100   4,252,332
          Deutsche Beteiligungs AG..................   9,348     274,325
          Deutsche Boerse AG........................  18,924   1,571,050
         #*Deutsche Lufthansa AG.................... 312,746   7,095,507
         *Deutsche Post AG.......................... 477,199   9,431,190
         #Deutsche Telekom AG....................... 452,605   7,479,874
          Deutsche Telekom AG Sponsored ADR......... 528,190   8,767,954
         *Deutsche Wohnen AG........................  58,302     917,588
         *Deutz AG..................................  82,333     752,525
         #*Dialog Semiconductor P.L.C...............  34,822     725,213
         *DIC Asset AG..............................   7,350      98,876
          Douglas Holding AG........................  27,427   1,607,344
          Dr. Hoenle AG.............................   3,148      49,424
          Drillisch AG..............................  42,006     474,828
         *Duerr AG..................................   8,517     331,811
          DVB Bank SE...............................  14,830     548,960
         #E.ON AG................................... 401,016  13,706,397
         #E.ON AG Sponsored ADR..................... 218,470   7,471,674
          Eckert & Ziegler AG.......................   2,653     115,168
          Elexis AG.................................   4,586     116,060
         *Elmos Semiconductor AG....................   9,526     156,089
          ElreingKlinger AG.........................  12,274     430,210
         #*ENvitec Biogas AG........................   1,467      22,602
         #*Epigenomics AG...........................     100         240
         #*Euromicron AG............................   1,492      46,087
         *Evotec AG................................. 142,137     642,073
         #Fielmann AG...............................   3,194     339,726
          Fraport AG................................  35,863   2,863,881
          Freenet AG................................ 113,783   1,446,936
          Fresenius Medical Care AG & Co. KGaA......   1,707     134,251
          Fresenius Medical Care AG & Co. KGaA ADR..  26,500   2,082,105
          Fresenius SE & Co. KGaA...................  25,170   2,643,464
          Fuchs Petrolub AG.........................   1,249     180,794
         *GAGFAH SA.................................  57,918     526,296
          GEA Group AG..............................  97,502   3,561,090
          Generali Deutschland Holding AG...........   3,844     498,336
         *Gerresheimer AG...........................  33,792   1,633,709
          Gerry Weber International AG..............   3,362     218,847
          Gesco AG..................................   2,554     217,045
          GFK SE....................................  12,311     700,025
          GFT Technologies AG.......................  10,996      71,080
         #*Gigaset AG...............................  38,358     235,497

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CONTINUED

                                                                   Shares     Value++
                                                                   ------     -----

GERMANY -- (Continued)...........................................
  #Gildemeister AG...............................................  82,475 $ 2,090,450
  #*Grammer AG...................................................  12,123     338,944
   Grenkeleasing AG..............................................   7,629     455,579
  *H&R WASAG AG..................................................   7,116     222,916
   Hamburger Hafen und Logistik AG...............................   7,134     346,203
  #Hannover Rueckversicherung AG.................................  77,908   4,706,567
   Hawesko Holding AG............................................   1,492      77,022
  #*Heidelberger Druckmaschinen AG............................... 296,259   1,322,084
  #Heidelberger Zement AG........................................  80,795   6,178,175
   Henkel AG & Co. KGaA..........................................  22,389   1,271,568
   Hochtief AG...................................................  28,501   2,700,429
  *Homag Group AG................................................     780      18,883
   Indus Holding AG..............................................  19,920     658,487
   Infineon Technologies AG...................................... 273,386   3,099,524
   Infineon Technologies AG ADR.................................. 516,244   5,854,207
   Interseroh SE.................................................   5,028     378,160
   Isra Vision Systems AG........................................   1,054      26,517
  #*IVG Immobilien AG............................................ 141,337   1,192,755
  *Jenoptik AG...................................................  56,360     462,879
  #K&S AG........................................................  19,587   1,581,953
   Kizoo AG......................................................   9,741     125,765
  *Kloeckner & Co. SE............................................ 170,460   6,120,517
  *Koenig & Bauer AG.............................................   1,331      32,175
   Kontron AG....................................................  79,452     978,286
  #*Krones AG....................................................  15,743   1,273,675
   KSB AG........................................................     214     191,112
  #*Kuka AG......................................................  19,655     535,739
   KWS Saat AG...................................................   2,249     513,497
   Lanxess AG....................................................  99,841   9,134,896
   Leifheit AG...................................................     465      17,415
  *Leoni AG......................................................  33,542   1,846,749
   Linde AG......................................................  51,539   9,275,268
  #Loewe AG......................................................   5,490      51,147
  *LPKF Laser & Electronics AG...................................   6,673     143,109
   MAN SE........................................................  38,390   5,348,274
  #*Manz Automation AG...........................................   2,826     197,705
   Mediclin AG...................................................  13,261      83,514
  #*Medigene AG..................................................  29,373      88,492
  #Medion AG.....................................................  34,462     496,585
  *Merck KGaA....................................................  37,781   4,000,944
   Metro AG......................................................  29,538   2,167,849
  #MLP AG........................................................  48,182     478,019
  *Mologen AG....................................................      50         651
  #*Morphosys AG.................................................  17,986     528,898
  #MTU Aero Engines Holding AG...................................  19,518   1,494,139
  #Muehlbauer Holding & Co. AG...................................   1,362      80,623
   Munchener Rueckversicherungs-Gesellschaft AG..................  86,672  14,296,967
   MVV Energie AG................................................  13,093     529,676
   Nemetschek AG.................................................   2,093      98,596
  *Nexus AG......................................................   2,391      23,901
  #*Nordex SE....................................................  37,884     379,894
  #OHB Technology AG.............................................   2,466      46,792
  *Patrizia Immobilien AG........................................  10,537      78,728
   Pfeiffer Vacuum Technology AG.................................   1,165     161,810
  #*Pfleiderer AG................................................  68,886      71,398
  *Phoenix Solar AG..............................................   4,180     134,805
  *PNE Wind AG...................................................  68,848     221,427
  #Porsche Automobil Holding SE..................................  82,370   5,953,991
   Praktiker Bau-und Heimwerkermaerkte Holding AG................  80,824     956,644
  *Progress-Werk Oberkirch AG....................................     638      43,554
   PSI AG fuer Produkte und Systeme der Informationstechnologie..   3,155      93,647

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CONTINUED

                                                     Shares     Value++
                                                     ------     -----

        GERMANY -- (Continued).....................
          *Pulsion Medical Systems AG..............   6,376 $    46,837
           Puma AG Rudolf Dassler Sport............   2,392     797,252
           PVA TePla AG............................   8,269      56,589
          #*Q-Cells SE............................. 180,047     765,396
          #*QIAGEN NV.............................. 135,842   2,904,445
          *QSC AG..................................  83,054     315,977
           R Stahl AG..............................   2,458     112,875
           Rational AG.............................     839     231,788
           REALTECH AG.............................     215       2,559
           Renk AG.................................     322      34,715
           Repower Systems AG......................   1,223     259,281
           Rheinmetall AG..........................  48,640   4,360,493
           Rhoen-Klinikum AG.......................  84,135   1,924,419
          #*Roth & Rau AG..........................  23,871     818,538
           RWE AG..................................  45,676   2,979,809
           S.A.G. Solarstrom AG....................   6,149      42,849
           Salzgitter AG...........................  42,202   3,309,075
           SAP AG..................................     496      31,953
          #SAP AG Sponsored ADR....................  42,092   2,716,197
          *Sedo Holding AG.........................     133         676
          #*SGL Carbon SE..........................  47,995   2,553,655
          #Siemens AG Sponsored ADR................ 125,474  18,311,676
          *Silicon Sensor International AG.........   2,611      37,834
          #*Singulus Technologies AG...............  50,154     352,761
           Sixt AG.................................  12,697     640,081
          *SKW Stahl-Metallurgie Holding AG........   5,650     161,218
          *Sky Deutschland AG...................... 415,615   1,825,903
          #SMA Solar Technology AG.................   1,085     129,411
          #Software AG.............................   7,016   1,327,900
          #*Solar Millennium AG....................  15,167     464,698
          #*Solarworld AG..........................  85,950   1,375,469
          #*Solon SE...............................  16,697      98,130
          #Stada Arzneimittel AG...................  63,650   2,814,210
           STINAG Stuttgarter Invest AG............   2,186      59,044
           Stratec Biomedical Systems AG...........   1,763      79,443
           Suedzucker AG...........................  87,688   2,703,319
          *Sunways AG..............................   1,817      14,936
          *Suss Microtec AG........................  20,235     351,112
           Symrise AG..............................  79,251   2,608,577
          *TAG Immobilien AG.......................  12,769     135,967
          #Takkt AG................................   8,273     142,426
          *Technotrans AG..........................   3,213      32,464
           Telegate AG.............................   1,816      23,269
           ThyssenKrupp AG......................... 182,870   8,407,505
          *Tipp24 SE...............................   2,135     102,530
           Tognum AG...............................  21,822     836,401
          *Tomorrow Focus AG.......................   5,190      37,729
          #*TUI AG................................. 155,405   1,983,980
           UCB SA..................................     546      25,994
           United Internet AG......................  42,521     831,895
          *Verbio AG...............................  22,353     140,267
          #*Versatel AG............................  13,576     136,761
          #Volkswagen AG...........................  10,198   1,816,054
           Vossloh AG..............................   7,997   1,149,967
          *VTG AG..................................   9,238     235,930
           Wacker Chemie AG........................   5,358   1,326,573
          #*Wacker Neuson SE.......................  32,423     621,683
          *Washtec AG..............................  52,055     852,992
           Wincor Nixdorf AG.......................   7,522     621,694
           Wirecard AG.............................  48,194     920,053
           Wuerttembergische Metallwarenfabrik AG..   1,571      71,379

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CONTINUED

                                                                                        Shares      Value++
                                                                                        ------      -----

GERMANY -- (Continued)..............................................................
  *XING AG..........................................................................       907 $     64,468
   Zhongde Waste Technology AG......................................................     3,973       53,102
                                                                                               ------------
TOTAL GERMANY.......................................................................            393,473,095
                                                                                               ------------

GREECE -- (0.5%)....................................................................
   Aegean Airlines S.A..............................................................    11,435       33,326
  *Aegek S.A........................................................................    51,172       14,395
  #*Agricultural Bank of Greece S.A.................................................   252,018      171,393
   Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..   350,599       93,755
  #*Alpha Bank A.E..................................................................   520,438    3,034,029
  *Anek Lines S.A...................................................................   140,825       39,595
  *Astir Palace Hotels S.A..........................................................    16,370       52,741
  *Athens Medical Center S.A........................................................    29,425       20,085
  *Attica Bank S.A..................................................................    45,479       59,265
   Autohellas S.A...................................................................     8,597       22,039
  *Balkan Real Estate S.A...........................................................     7,486        4,327
   Bank of Cyprus Public Co.........................................................   665,533    2,426,917
   Bank of Greece S.A...............................................................    14,042      659,319
   Coca-Cola Hellenic Bottling Co. S.A..............................................    52,341    1,447,358
  #Coca-Cola Hellenic Bottling Co. S.A. ADR.........................................    50,200    1,401,082
   Diagnostic & Therapeutic Center of Athens Hygeia S.A.............................    64,268       41,134
  #*EFG Eurobank Ergasias S.A.......................................................   364,189    2,049,910
   Elektrak S.A.....................................................................     4,647       10,603
   Ellaktor S.A.....................................................................   140,979      638,976
  *Elval - Hellenic Aluminium Industry S.A..........................................     9,817       19,214
  *Emporiki Bank of Greece S.A......................................................    16,288       29,366
   Euro Reliance General Insurance Co. S.A..........................................       212          160
  *Euromedica S.A...................................................................    10,100       11,929
   EYDAP Athens Water Supply & Sewage Co. S.A.......................................    21,893      171,180
  *Folli Follie Group S.A...........................................................     9,882      186,619
  *Forthnet S.A.....................................................................   270,640      184,644
   Fourlis Holdings S.A.............................................................    33,119      272,638
   Frigoglass S.A...................................................................     9,042      153,424
   GEK Terna S.A....................................................................    43,566      158,078
  *Geniki Bank S.A..................................................................    63,245      117,706
  *Halkor S.A.......................................................................    55,380       60,835
   Hellenic Exchanges S.A...........................................................    85,632      684,665
   Hellenic Petroleum S.A...........................................................   166,427    1,773,033
   Hellenic Telecommunication Organization Co. S.A..................................    71,299      845,697
  #Hellenic Telecommunication Organization Co. S.A. Sponsored ADR...................   103,600      603,988
   Heracles General Cement Co. S.A..................................................    11,802       73,441
   Iaso S.A.........................................................................    18,699       32,777
   Inform P. Lykos S.A..............................................................    12,414       19,672
  *Intracom Holdings S.A............................................................   108,198       72,070
  *Intracom Technical & Steel Constructions S.A.....................................     4,948        6,665
  *Intralot S.A. Integrated Lottery Systems & Services..............................   110,779      395,290
   J&P-Avax S.A.....................................................................   138,923      224,115
   JUMBO S.A........................................................................    66,980      539,737
  *Kathimerini Publishing S.A.......................................................     3,935       21,370
  *Lambrakis Press S.A..............................................................    58,058       21,485
   Loulis Mills S.A.................................................................     2,024        5,431
  *M.J. Mailis S.A..................................................................     5,070        1,126
   Marfin Investment Group S.A......................................................   973,877    1,023,991
   *Marfin Popular Bank PCL.........................................................   752,351      913,443
   Metka S.A........................................................................     7,889      105,605
   Motor Oil (Hellas) Corinth Refineries S.A........................................    33,979      450,514
  *Mytilineos Holdings S.A..........................................................    88,207      702,334
  *National Bank of Greece S.A......................................................   761,668    5,889,648
  #National Bank of Greece S.A. ADR................................................. 1,040,010    1,653,616
  *Nirefs Acquaculture S.A..........................................................    16,373       16,259
   OPAP S.A.........................................................................    46,255      979,404

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CONTINUED

                                                           Shares     Value++
                                                           ------     -----

  GREECE -- (Continued)................................
    *Piraeus Bank S.A.................................. 1,168,125 $ 1,901,525
    *Piraeus Port Authority S.A........................     5,029     109,470
    *Proton Bank S.A...................................    37,439      31,602
    *Public Power Corp. S.A............................    45,099     746,236
    *Real Estate Development & Services S.A............     7,909      11,216
     S&B Industrial Minerals S.A.......................    13,030      90,534
     Sarantis S.A......................................    10,732      52,902
    *Sidenor Steel Products Manufacturing Co. S.A......    28,031     113,132
    *Sprider Stores S.A................................     2,890       2,708
    *T Bank S.A........................................    46,506      11,080
    *Technical Olympic S.A.............................     5,360      10,645
    *Teletypos S.A. Mega Channel.......................    10,729      31,825
     Terna Energy S.A..................................    30,373     139,346
     Thessaloniki Port Authority S.A...................     1,762      36,888
     Titan Cement Co. S.A..............................    64,301   1,714,828
    *TT Hellenic Postbank S.A..........................   159,453     685,165
    *Viohalco S.A......................................    99,468     589,623
                                                                  -----------
  TOTAL GREECE.........................................            36,920,143
                                                                  -----------

  HONG KONG -- (2.0%)..................................
     AAC Acoustic Technologies Holdings, Inc...........   194,000     510,629
     Aeon Stores Hong Kong Co., Ltd....................    32,000      67,302
     Alco Holdings, Ltd................................   256,000     116,783
     Allied Group, Ltd.................................    72,000     246,963
    #Allied Properties, Ltd............................ 2,824,393     560,560
    *Amax Holdings, Ltd................................ 1,159,000      20,076
    *Apac Resources, Ltd............................... 4,300,000     249,397
    *APT Satellite Holdings, Ltd.......................    74,000      27,127
    #*Artel Solutions Group Holdings, Ltd.............. 1,195,000      46,195
    *Artini China Co., Ltd.............................   357,000      16,572
     Arts Optical International Holdings, Ltd..........    70,000      30,173
     Asia Financial Holdings, Ltd......................   270,000     122,301
     Asia Satellite Telecommunications Holdings, Ltd...   148,000     313,610
     Asia Standard Hotel Group, Ltd....................   317,564      27,039
     Asia Standard International Group, Ltd............   488,745     111,667
     ASM Pacific Technology, Ltd.......................    34,200     460,706
    *Associated International Hotels, Ltd..............    65,000     140,697
     Aupu Group Holding Co., Ltd.......................    48,000       5,639
    #Bank of East Asia, Ltd............................   705,145   2,924,096
     Bauhaus International Holdings, Ltd...............   148,000      57,457
    *Bio-Dynamic Group, Ltd............................   664,000      98,330
    *Birmingham International Holdings, Ltd............ 1,534,000      41,102
     BOC Hong Kong Holdings, Ltd.......................   664,500   2,088,878
    #*Bonjour Holdings, Ltd............................   300,000      52,298
     Bossini International Holdings, Ltd............... 1,204,000     136,605
     Brightoil Petroleum Holdings, Ltd................. 1,272,000     561,075
    #*Burwill Holdings, Ltd............................ 3,573,600     209,660
     C C Land Holdings, Ltd............................   318,409     122,880
     Cafe de Coral Holdings, Ltd.......................   126,000     293,159
    *Capital Estate, Ltd............................... 1,285,000      62,266
    #Cathay Pacific Airways, Ltd.......................   787,000   1,972,636
     Celestial Asia Securities Holdings, Ltd........... 1,752,000     117,130
     Century City International Holdings, Ltd.......... 1,700,160     129,391
     Century Sunshine Group Holdings, Ltd.............. 1,205,000      39,571
     Champion Technology Holdings, Ltd................. 5,568,397     112,678
    *Chaoyue Group, Ltd................................   650,000      33,500
     Chen Hsong Holdings, Ltd..........................   270,000     152,144
     Cheuk Nang Holdings, Ltd..........................    94,768      48,920
     Cheung Kong Holdings, Ltd.........................   564,000   8,901,302
     Cheung Kong Infrastructure Holdings, Ltd..........   193,045     941,731
     Chevalier International Holdings, Ltd.............   102,000     139,111

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

    HONG KONG -- (Continued).........................
       Chevalier Pacific Holdings, Ltd...............    500,000 $   16,741
      *China Boon Holdings, Ltd......................  2,400,000    109,861
      *China Electronics Corp. Holdings Co., Ltd.....    150,000     16,451
      #*China Energy Development Holdings, Ltd.......  4,488,000    164,809
      *China Flavors & Fragrances Co., Ltd...........     22,113      5,085
      *China Infrastructure Investment, Ltd..........  2,032,000     73,355
       China Metal International Holdings, Ltd.......    440,000    135,803
      *China Motion Telecom International, Ltd.......    490,000      8,652
      *China Ocean Shipbuilding Industry Group, Ltd..  1,275,000     28,778
      *China Public Procurement, Ltd.................    920,000     80,554
      *China Renji Medical Group, Ltd................  7,088,000     54,760
      *China Solar Energy Holdings, Ltd..............  6,445,000    106,150
      *China Strategic Holdings, Ltd.................  5,275,000    151,122
       China Taisan Technology Group Holdings, Ltd...    691,000     87,657
      #*China Timber Resources Group, Ltd............  7,300,000    301,074
       China Ting Group Holdings, Ltd................    692,000     99,029
      *China Tycoon Beverage Holdings, Ltd...........     60,000      2,822
      *China WindPower Group, Ltd....................  3,593,400    375,188
      *China Yunnan Tin Minerals Group Co., Ltd......  6,127,538     75,049
       China-Hongkong Photo Products Holdings, Ltd...    370,000     34,329
       Chong Hing Bank, Ltd..........................    221,000    565,077
       Chow Sang Sang Holdings, Ltd..................    274,000    754,074
       Chu Kong Shipping Development Co., Ltd........    774,000    184,403
      *Chuang's China Investments, Ltd...............    798,000     56,612
       Chuang's Consortium International, Ltd........    565,487     78,103
       Chun Wo Development Holdings, Ltd.............    348,000     25,137
      #Citic 1616 Holdings, Ltd......................    438,000    124,909
      #City Telecom, Ltd. ADR........................     13,212    198,576
      *CK Life Sciences International Holdings, Inc..  3,404,000    232,743
       CLP Holdings, Ltd.............................    166,000  1,366,461
       COL Capital, Ltd..............................     64,000     11,376
       Continental Holdings, Ltd.....................  2,200,000     44,556
      *Cosmos Machinery Enterprises, Ltd.............    250,000     36,158
      *CP Lotus Corp.................................  1,420,000     57,450
       Cross-Harbour Holdings, Ltd. (The)............    102,000     90,560
      *CSI Properties, Ltd........................... 10,830,500    370,130
      *CST Mining Group, Ltd......................... 22,201,600    592,630
      *Culture Landmark Investment, Ltd..............  2,060,000     49,336
      *Dah Chong Hong Holdings, Ltd..................    479,000    549,002
       Dah Sing Banking Group, Ltd...................    406,982    659,743
       Dah Sing Financial Holdings, Ltd..............    151,650    954,462
      *Dan Form Holdings Co., Ltd....................  1,327,900    140,397
      *DBA Telecommunication Asia Holdings, Ltd......    656,000    145,470
      #*Dejin Resources Group Co., Ltd...............  7,856,000    218,865
       Dickson Concepts International, Ltd...........    439,500    348,587
      *Digitalhongkong.com, Ltd......................     10,328      2,201
       DVN Holdings, Ltd.............................  1,550,000    107,999
      *Dynamic Energy Holdings, Ltd..................  2,382,000    213,525
      #Eagle Nice International Holdings, Ltd........    534,000    150,059
       EcoGreen Fine Chemicals Group, Ltd............    232,000     77,252
      *EganaGoldpfeil Holdings, Ltd..................    209,588         --
       Emperor Entertainment Hotel, Ltd..............    505,000    106,115
       Emperor International Holdings, Ltd...........  1,896,416    413,533
      #*Emperor Watch & Jewellery, Ltd...............  3,220,000    470,307
      #*ENM Holdings, Ltd............................  1,636,000    150,166
      *EPI Holdings, Ltd............................. 19,380,000    130,138
      #Esprit Holdings, Ltd..........................    197,542    821,858
      *eSun Holdings, Ltd............................  1,029,000    370,650
       EVA Precision Industrial Holdings, Ltd........    296,000    254,182
      #Fairwood, Ltd.................................     55,500     77,637
       Far East Consortium International, Ltd........  1,323,767    328,057

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
                                                               Shares    Value++
                                                               ------    -----

HONG KONG -- (Continued)..................................
  *First Natural Foods Holdings, Ltd......................    225,000 $       --
   First Pacific Co., Ltd.................................  1,983,756  1,868,789
   Fong's Industries Co., Ltd.............................    184,000    117,734
  *Foundation Group, Ltd..................................    650,000      9,792
  #Fountain SET Holdings, Ltd.............................    590,000    148,307
  #*Foxconn International Holdings, Ltd...................  1,412,000    834,674
  *Frasers Property China, Ltd............................  2,280,000     57,057
  *Freeman Corp., Ltd.....................................  1,640,000     53,926
   Fubon Bank Hong Kong, Ltd..............................    400,000    264,220
   Fujikon Industrial Holdings, Ltd.......................    128,000     26,075
  #*Galaxy Entertainment Group, Ltd.......................    690,000  1,240,907
  #*Genting Hong Kong, Ltd................................    678,000    292,858
   Get Nice Holdings, Ltd.................................  5,116,000    382,907
   Giordano International, Ltd............................    684,000    494,134
  *Global Green Tech Group, Ltd...........................  5,752,080     91,969
   Glorious Sun Enterprises, Ltd..........................    566,000    231,886
   Gold Peak Industries Holding, Ltd......................    453,000     58,940
  #*Golden Resorts Group, Ltd.............................  3,745,000    574,556
   Golden Resources Development International, Ltd........    676,000     45,341
   Goldin Financial Holdings, Ltd.........................    100,000      9,211
  *Goldin Properties Holdings, Ltd........................    410,000    197,824
  *Good Fellow Resources Holdings, Ltd....................    130,000      8,289
   Great Eagle Holdings, Ltd..............................    348,230  1,239,951
  *G-Resources Group, Ltd................................. 11,031,000    853,384
   Guangnan Holdings, Ltd.................................    756,000    155,052
   Haitong International Securities Group, Ltd............    182,328    119,866
  *Hang Fung Gold Technology, Ltd.........................    250,000         --
   Hang Lung Group, Ltd...................................    528,000  3,557,939
   Hang Lung Properties, Ltd..............................    852,000  3,793,706
   Hang Seng Bank, Ltd....................................     39,000    610,579
   Hang Ten Group Holdings, Ltd...........................    334,000     89,624
  *Hannstar Board International Holdings, Ltd.............    928,000    101,832
  *Hans Energy Co., Ltd...................................  1,214,000     36,373
   Harbour Centre Development, Ltd........................    129,000    186,127
  #Henderson Land Development Co., Ltd....................    657,277  4,511,396
  #HKR International, Ltd.................................    771,733    450,813
   Hon Kwok Land Investment Co., Ltd......................    234,000     88,611
   Hong Kong & China Gas Co., Ltd.........................    368,529    915,300
   Hong Kong & Shanghai Hotels, Ltd.......................    727,761  1,283,766
  #Hong Kong Aircraft Engineering Co., Ltd................     14,400    213,210
   Hong Kong Exchanges & Clearing, Ltd....................     48,500  1,109,101
   Hong Kong Ferry Holdings, Ltd..........................     54,000     51,653
  *Hongkong Chinese, Ltd..................................  1,487,143    325,197
   Hongkong Land Holdings, Ltd............................      5,000     37,450
   Hop Fung Group Holdings, Ltd...........................     30,000      3,575
   Hopewell Holdings, Ltd.................................    673,500  2,036,535
   Hsin Chong Construction Group, Ltd.....................    280,000     57,738
  #*Huafeng Group Holdings, Ltd...........................  2,315,800    119,499
   Hung Hing Printing Group, Ltd..........................    528,524    214,277
  *Hutchison Harbour Ring, Ltd............................  3,618,000    415,019
  #*Hutchison Telecommunications Hong Kong Holdings, Ltd..  2,172,000    683,266
   Hutchison Whampoa, Ltd.................................    839,000  9,606,054
  *Hybrid Kinetic Group, Ltd..............................  2,306,000     43,101
   Hysan Development Co., Ltd.............................     94,000    439,499
  *I-Cable Communications, Ltd............................    512,000     53,551
  *IDT International, Ltd.................................  1,076,000     28,905
  *Imagi International Holdings, Ltd......................  1,824,000     80,136
  *International Resources Enterprise, Ltd................    124,000     27,901
   IPE Group, Ltd.........................................  1,225,000    233,911
  #IT, Ltd................................................    753,087    607,793
  *ITC Properties Group, Ltd..............................    330,400     87,313

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
                                                         Shares    Value++
                                                         ------    -----

      HONG KONG -- (Continued)......................
        *Jinhui Holdings, Ltd.......................    253,000 $   60,292
        *Jiuzhou Development Co., Ltd...............    642,000     53,760
        *JLF Investment Co., Ltd....................    610,000     59,098
         Johnson Electric Holdings, Ltd.............  1,375,500    848,711
        #K Wah International Holdings, Ltd..........  1,728,694    689,646
        *Kam Hing International Holdings, Ltd.......     74,000      9,749
         Kantone Holdings, Ltd......................  2,444,360     31,159
        *Karl Thomson Holdings, Ltd.................     28,000      2,163
         Keck Seng Investments (Hong Kong), Ltd.....    126,000     63,370
         Kerry Properties, Ltd......................    483,083  2,586,316
         Kin Yat Holdings, Ltd......................    176,000     62,356
        *King Stone Energy Group, Ltd............... 10,480,000    253,692
         Kingmaker Footwear Holdings, Ltd...........    754,000    165,186
         Kith Holdings, Ltd.........................     20,000      3,994
        *Kiu Hung Energy Holdings, Ltd..............  3,110,000     98,818
        *Ko Yo Ecological Agrotech Group, Ltd.......  4,720,000    124,726
        *Kowloon Development Co., Ltd...............    477,000    631,268
        *KPI Co., Ltd...............................    304,000     20,448
        *Lai Sun Development Co., Ltd............... 12,928,000    442,358
        *Lai Sun Garment International, Ltd.........    726,000     93,757
         Lam Soon Hong Kong, Ltd....................     12,000     11,799
        *Lee & Man Holdings, Ltd....................    158,000    192,646
         Lerado Group Holdings Co., Ltd.............    570,000    101,453
         Li & Fung, Ltd.............................    169,625    870,308
         Li Heng Chemical Fibre Technologies, Ltd...  1,245,000    178,480
         Lifestyle International Holdings, Ltd......    151,000    432,663
        *Lippo China Resources, Ltd.................  4,698,000    151,550
         Lippo, Ltd.................................    270,000    130,497
         Liu Chong Hing Investment, Ltd.............    158,000    222,513
        *Longrun Tea Group Co., Ltd.................     60,000      4,644
         Luen Thai Holdings, Ltd....................    391,000     39,769
        #Luk Fook Holdings International, Ltd.......    186,000    690,921
        #Luks Industrial Group, Ltd.................    130,000     41,840
        *Lung Cheong International Holdings, Ltd....  1,224,000     63,109
         Lung Kee (Bermuda) Holdings, Ltd...........    222,000    150,381
        *Magnificent Estates, Ltd...................  3,238,000    142,112
         Man Yue Technology Holdings, Ltd...........    254,000     70,551
        *Mascotte Holdings, Ltd.....................  2,144,000    132,680
        *Mei Ah Entertainment Group, Ltd............  3,200,000     80,423
         Melco International Development, Ltd.......  1,339,000  1,138,933
         Midland Holdings, Ltd......................    394,000    305,144
        *Ming Fai International Holdings, Ltd.......    453,000    134,584
        #*Ming Fung Jewellery Group, Ltd............  1,344,000    164,781
         Miramar Hotel & Investment Co., Ltd........     98,000    119,945
        *Mongolia Energy Corp, Ltd..................  3,590,575    846,205
         MTR Corp., Ltd.............................    371,221  1,355,424
         Nanyang Holdings, Ltd......................      4,000     12,564
         Natural Beauty Bio-Technology, Ltd.........     70,000     17,310
        #Neo-Neon Holdings, Ltd.....................    390,500    143,344
        *Neptune Group, Ltd.........................    300,000      5,665
         New Century Group Hong Kong, Ltd...........  1,287,200     28,688
        *New Smart Energy Group, Ltd................  7,350,000     85,379
        *New Times Energy Corp, Ltd.................  9,158,000    186,513
         New World Development Co., Ltd.............  1,763,239  3,103,131
        #Neway Group Holdings, Ltd..................  2,150,000     99,781
        *NewOcean Green Energy Holdings, Ltd........  1,076,000    210,988
        *Next Media, Ltd............................    722,000     89,358
        *Ngai Lik Industrial Holdings, Ltd..........  3,632,000     46,950
        *Norstar Founders Group, Ltd................    420,000         --
        *North Asia Resources Holdings, Ltd.........    925,000    127,689
         NWS Holdings, Ltd..........................  1,138,608  1,676,220

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CONTINUED

                                                               Shares    Value++
                                                               ------    -----

HONG KONG -- (Continued)...................................
  *Omnicorp, Ltd...........................................     6,000 $    2,304
  #*Orange Sky Golden Harvest Entertainment Holdings, Ltd.. 1,295,000     79,470
  *Orient Overseas International, Ltd......................   230,500  1,767,424
   Oriental Watch Holdings, Ltd............................   425,200    233,314
   Pacific Andes International Holdings, Ltd............... 1,555,187    254,819
   Pacific Basin Shipping, Ltd............................. 1,909,000  1,184,498
   Pacific Century Premium Developments, Ltd............... 1,441,000    275,188
   Pacific Textile Holdings, Ltd...........................   282,000    183,731
   Paliburg Holdings, Ltd..................................   586,790    230,821
   Pan Asia Environmental Protection Group, Ltd............   522,000     94,896
   PCCW, Ltd............................................... 2,081,000    826,317
  #PCCW, Ltd. Sponsored ADR................................     7,400     30,118
  #*Peace Mark Holdings, Ltd...............................   308,000         --
  *Pearl Oriental Innovation, Ltd..........................   724,000    117,639
   Pegasus International Holdings, Ltd.....................    82,000     13,744
   Pico Far East Holdings, Ltd.............................   698,000    136,710
   Playmates Holdings, Ltd.................................    73,400     26,803
  *Playmates Toys, Ltd.....................................    36,700      1,469
  *PME Group, Ltd.......................................... 1,830,000    132,288
  *PNG Resources Holdings, Ltd............................. 1,392,000     47,578
  *Polytec Asset Holdings, Ltd............................. 1,650,000    250,977
   Power Assets Holdings, Ltd..............................   209,000  1,466,230
   Public Financial Holdings, Ltd..........................   418,000    261,247
  *PYI Corp., Ltd.......................................... 3,879,970    160,359
  #Regal Hotels International Holdings, Ltd................   915,400    411,886
  *Rising Development Holdings, Ltd........................   266,000     55,406
   Rivera Holdings, Ltd....................................   174,000      7,728
   Royale Furniture Holdings, Ltd..........................   290,000    137,101
   Sa Sa International Holdings, Ltd.......................   448,000    268,769
   Samling Global, Ltd..................................... 3,218,000    445,467
   SCMP Group, Ltd.........................................    10,000      2,287
   SEA Holdings, Ltd.......................................   246,000    156,280
   Shangri-La Asia, Ltd.................................... 1,094,166  3,054,669
  #Shenyin Wanguo, Ltd.....................................   355,000    156,007
  *Shenzhen High-Tech Holdings, Ltd........................   172,000     15,070
  *Shougang Concord Grand Group, Ltd.......................   693,000     36,673
  *Shougang Concord Technology Holdings, Ltd............... 1,574,000     81,085
  #Shui On Construction & Materials, Ltd...................   348,000    469,075
  #Shun Tak Holdings, Ltd.................................. 1,230,000    768,560
   Sing Tao News Corp., Ltd................................   490,000    147,433
  *Singamas Container Holdings, Ltd........................ 1,598,000    735,182
  *Sino Dragon New Energy Holdings, Ltd.................... 1,104,000    139,398
  *Sino Gas Group, Ltd..................................... 1,230,000     44,466
  #Sino Land Co., Ltd...................................... 1,783,888  3,155,205
  #*Sino-Tech International Holdings, Ltd.................. 5,430,000    119,699
  #*Sinotel Technologies, Ltd..............................   546,250    120,879
   SJM Holdings, Ltd.......................................    97,000    209,837
  *Skyfame Realty Holdings, Ltd............................   240,000     16,997
  #SmarTone Telecommunications Holdings, Ltd...............   386,000    597,084
  *Solartech International Holdings, Ltd................... 1,440,000      5,394
   Solomon Systech International, Ltd...................... 1,974,000    109,547
   South China (China), Ltd................................ 1,088,000     93,789
  #Stella International Holdings, Ltd......................   118,500    269,153
   Stelux Holdings International, Ltd......................   359,000     50,821
  *Success Universe Group, Ltd.............................   616,000     48,335
   Sun Hing Vision Group Holdings, Ltd.....................   122,000     57,327
  #Sun Hung Kai & Co., Ltd.................................   543,797    462,401
  #Sun Hung Kai Properties, Ltd............................   561,000  8,815,639
  *Sun Innovation Holdings, Ltd............................ 1,550,000     46,294
  *Superb Summit International Timber Co., Ltd............. 2,801,000    117,329
  #*Sustainable Forest Holdings, Ltd....................... 4,087,500    306,146

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CONTINUED

                                                               Shares      Value++
                                                               ------      -----

HONG KONG -- (Continued)...................................
   SW Kingsway Capitol Holdings, Ltd....................... 1,004,000 $     34,807
   Symphony Holdings, Ltd..................................   682,000       32,455
  #*Tack Fat Group International, Ltd......................    55,200           --
  *Tack Hsin Holdings, Ltd.................................   238,000      100,222
   Tai Cheung Holdings, Ltd................................   487,000      366,006
   Tan Chong International, Ltd............................   372,000       96,456
  #Techtronic Industries Co., Ltd..........................   938,000    1,285,135
   Television Broadcasts, Ltd..............................    93,000      547,310
  *Termbray Industries International (Holdings), Ltd.......   112,000       12,976
   Texwinca Holdings, Ltd..................................   184,000      207,619
  #*Titan Petrochemicals Group, Ltd........................ 3,200,000      264,041
  *Tom Group, Ltd.......................................... 1,250,000      148,166
  *Tomorrow International Holdings, Ltd.................... 1,245,000       56,210
   Tongda Group Holdings, Ltd.............................. 4,580,000      227,602
   Top Form International, Ltd.............................   340,000       28,076
  *Town Health International Investments, Ltd..............   424,835       68,364
   Transport International Holdings, Ltd...................   223,400      704,449
  *TSC Group Holdings, Ltd.................................   478,000      151,630
   Tse Sui Luen Jewellery International, Ltd...............    28,000       25,589
   Tungtex Holdings Co., Ltd...............................   174,000       33,119
   Tysan Holdings, Ltd.....................................   300,000       60,218
  #*United Laboratories International Holdings, Ltd. (The).   236,000      397,318
  *U-Right International Holdings, Ltd..................... 1,502,000        2,708
  *Value Convergence Holdings, Ltd.........................   244,000       56,588
   Value Partners Group, Ltd...............................   128,000      115,441
  *Vantage International Holdings, Ltd.....................   222,000       26,565
   Varitronix International, Ltd...........................   369,000      252,260
   Vedan International Holdings, Ltd....................... 1,192,000       99,792
   Victory City International Holdings, Ltd................   979,117      218,694
   Vitasoy International Holdings, Ltd.....................   264,000      226,926
  *Vongroup, Ltd........................................... 1,765,000       14,566
  *VST Holdings, Ltd.......................................   764,000      218,191
  #VTech Holdings, Ltd.....................................    45,000      512,217
  *Wah Nam International Holdings, Ltd.....................    96,000       19,971
   Wai Kee Holdings, Ltd...................................   222,000       48,213
   Wang On Group, Ltd...................................... 1,520,000       23,088
   Water Oasis Group, Ltd..................................   184,000       27,311
   Wharf Holdings, Ltd.....................................   562,750    4,144,155
   Wheelock & Co., Ltd.....................................   640,000    2,655,335
   Win Hanverky Holdings, Ltd..............................   598,000       78,577
  #Wing Hang Bank, Ltd.....................................    75,500      845,554
  *Wing Hing International Holdings, Ltd................... 2,230,000      160,961
   Wing On Co. International, Ltd..........................   123,137      260,952
  *Wing Tai Properties, Ltd................................   374,000      156,474
  *Winteam Pharmaceutical Group, Ltd.......................   626,000      112,184
   Wong's Kong King International Holdings, Ltd............   110,000       13,129
  #*Wynn Macau, Ltd........................................    83,600      299,974
   Xingye Copper International Group, Ltd..................   722,000      149,953
  *Xinyi Glass Holdings, Ltd...............................   744,000      898,568
   Yau Lee Holdings, Ltd...................................   218,000       33,169
  *Yeebo (International Holdings), Ltd.....................    26,000        4,453
   YGM Trading, Ltd........................................    59,000      141,279
   Yue Yuen Industrial Holdings, Ltd.......................   407,500    1,405,149
   Yugang International, Ltd............................... 4,450,000       43,565
  *ZZNode Technologies Co., Ltd............................   796,000       65,491
                                                                      ------------
TOTAL HONG KONG............................................            144,842,905
                                                                      ------------

IRELAND -- (0.5%)..........................................
  *Aer Lingus Group P.L.C..................................   193,970      236,988
  #*Allied Irish Banks P.L.C. Sponsored ADR................    98,415      343,468
  *Anglo Irish Bank Corp. P.L.C. (B06H8J9).................   165,847       53,305

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CONTINUED

                                                            Shares     Value++
                                                            ------     -----

  IRELAND -- (Continued)................................
    *Anglo Irish Bank Corp. P.L.C. (B076LH4)............   457,521 $   147,052
    *Bank of Ireland P.L.C..............................    77,755      31,611
    #Bank of Ireland P.L.C. Sponsored ADR...............   694,969   1,389,938
     C&C Group P.L.C. (B010DT8).........................    24,767     126,242
     C&C Group P.L.C. (B011Y09).........................   343,446   1,759,735
     CRH P.L.C. (0182704)...............................    68,881   1,720,711
     CRH P.L.C. (4182249)...............................   109,914   2,728,437
    #CRH P.L.C. Sponsored ADR...........................   268,611   6,701,844
     DCC P.L.C. (0242493)...............................    25,457     849,265
     DCC P.L.C. (4189477)...............................    52,197   1,739,790
    *Dragon Oil P.L.C. (0059079)........................    78,269     729,576
    *Dragon Oil P.L.C. (5323218)........................   150,327   1,394,824
    *Elan Corp. P.L.C...................................    11,725      93,258
    *Elan Corp. P.L.C. Sponsored ADR....................   203,900   1,651,590
     FBD Holdings P.L.C. (0329028)......................    18,709     202,003
     FBD Holdings P.L.C. (4330231)......................     2,947      31,641
     Glanbia P.L.C......................................    74,909     483,857
    *Governor & Co. of the Bank of Ireland P.L.C. (The).   923,102     375,834
     Grafton Group P.L.C................................   214,308   1,126,567
     Greencore Group P.L.C. (0386410)...................   113,610     185,067
     Greencore Group P.L.C. (5013832)...................    99,190     161,571
     IFG Group P.L.C. (0232524).........................    19,722      41,213
    *IFG Group P.L.C. (4373355).........................    29,060      60,705
    *Independent News & Media P.L.C. (B59HWB1)..........    96,491      83,603
    *Independent News & Media P.L.C. (B5TR5N4)..........     9,779       8,465
     Irish Continental Group P.L.C. (3333651)...........    12,414     318,773
     Irish Continental Group P.L.C. (3339455)...........    13,955     356,894
    *Irish Life & Permanent Group Holdings P.L.C........   255,435      56,810
    *Kenmare Resources P.L.C............................   296,459     227,118
     Kerry Group P.L.C. (0490656).......................    76,886   3,195,388
     Kerry Group P.L.C. (4519579).......................    14,844     614,832
     Kingspan Group P.L.C. (0492793)....................    19,320     188,240
     Kingspan Group P.L.C. (4491235)....................   116,699   1,139,162
    *McInerney Holdings P.L.C...........................    94,047       5,516
     Paddy Power P.L.C. (0258810).......................     7,672     374,918
     Paddy Power P.L.C. (4828974).......................     7,753     378,825
    *Smurfit Kappa Group P.L.C..........................   128,675   1,751,775
     United Drug P.L.C. (3302480).......................    70,507     243,423
     United Drug P.L.C. (3335969).......................   205,535     708,874
                                                                   -----------
  TOTAL IRELAND.........................................            34,018,708
                                                                   -----------

  ISRAEL -- (0.7%)......................................
    *Africa Israel Investments, Ltd.....................    45,711     391,776
    *Africa Israel Properties, Ltd......................     7,242     101,120
    *Airport City, Ltd..................................     1,835       9,539
     Alon Holdings Blue Square Israel, Ltd..............    11,322     113,948
    *AL-ROV Israel, Ltd.................................     3,884     150,661
    *Alrov Properties & Lodgings, Ltd...................       860      19,094
    *Alvarion, Ltd......................................    76,307     133,485
    *Amot Investments, Ltd..............................    28,770      89,021
    *AudioCodes, Ltd....................................    29,705     184,163
    *Bank Hapoalim B.M.................................. 1,000,946   5,263,702
     Bank Leumi Le-Israel B.M...........................   786,784   4,093,440
     Bayside Land Corp..................................       417     104,770
     Bezeq Israeli Telecommunication Corp., Ltd.........   300,208     891,858
    *Biocell, Ltd.......................................     6,863      67,872
    *BioLine RX, Ltd....................................     1,906       1,315
     Cellcom Israel, Ltd................................    15,074     484,676
    *Ceragon Networks, Ltd..............................     2,390      30,350
    *Clal Biotechnology Industries, Ltd.................    12,735      79,889
     Clal Industries & Investments, Ltd.................    66,868     536,356

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
                                                             Shares    Value++
                                                             ------    -----

  ISRAEL -- (Continued)....................................
     Clal Insurance Enterprises Holdings, Ltd..............  20,313 $  575,380
    *Delek - The Israeli Fuel Corp., Ltd...................     368     11,930
     Delek Automotive Systems, Ltd.........................  15,527    200,360
    *Delek Energy Systems, Ltd.............................     209     85,341
    *DS Apex Holdings, Ltd.................................   1,963     12,745
    *El Al Israel Airlines, Ltd............................ 229,770     86,659
    *Elbit Medical Imaging, Ltd............................  14,867    177,987
     Elbit Systems, Ltd....................................  16,384    929,928
     Electra (Israel), Ltd.................................   1,246    151,450
    *Electra Real Estate, Ltd..............................   5,105     37,502
    *Elron Electronic Industries, Ltd......................  20,288    121,727
    *EZchip Semiconductor, Ltd. (6554998)..................   2,588     82,042
    *EZchip Semiconductor, Ltd. (M4146Y108)................   9,200    294,308
     First International Bank of Israel, Ltd...............  22,476    346,078
     FMS Enterprises Migun, Ltd............................   1,992     59,283
    *Formula Systems, Ltd..................................   5,866    118,122
    *Frutarom Industries, Ltd..............................  37,398    410,878
    *Gilat Satellite Networks, Ltd.........................   8,152     39,545
    *Given Imaging, Ltd....................................   5,847    124,076
     Golf & Co., Ltd.......................................  12,895     68,209
     Granite Hacarmel Investments, Ltd.....................  31,877     67,014
    *Hadera Paper, Ltd.....................................   2,312    187,361
     Harel Insurance Investments & Finances, Ltd...........   8,646    516,364
    *Hot Telecommunications Systems, Ltd...................  23,179    418,493
    *Industrial Building Corp., Ltd........................  45,929     99,596
     Israel Chemicals, Ltd.................................  85,015  1,508,925
    *Israel Discount Bank, Ltd............................. 766,425  1,622,200
     Israel Land Development Co., Ltd. (The)...............   7,214     71,539
     Ituran Location & Control, Ltd. (B0LDC23).............  16,672    269,179
     Ituran Location & Control, Ltd. (M6158M104)...........   1,690     27,479
    *Jerusalem Oil Exploration, Ltd........................   7,861    171,682
    *Kamada, Ltd...........................................  11,307    101,138
    *Magic Software Enterprises, Ltd.......................  10,713     74,369
    *Makhteshim-Agan Industries, Ltd....................... 138,373    746,744
     Matrix IT, Ltd........................................  20,894    130,428
    *Melisron, Ltd.........................................   4,340    109,950
    *Mellanox Technologies, Ltd............................  11,950    334,195
    *Menorah Mivtachim Holdings, Ltd.......................  24,098    322,428
    *Migdal Insurance & Financial Holding, Ltd............. 266,871    504,541
     Mizrahi Tefahot Bank, Ltd............................. 120,617  1,338,942
    *Naphtha Israel Petroleum Corp., Ltd...................  34,482    144,765
    *Ness Technologies, Inc................................   5,960     39,308
     Neto M.E. Holdings, Ltd...............................   1,394     95,853
     NetVision, Ltd........................................   9,073    124,925
    *NICE Systems, Ltd. Sponsored ADR......................  59,376  2,264,007
    *Nitsba Holdings 1995, Ltd.............................   6,573     70,384
    *Oil Refineries, Ltd................................... 684,249    512,560
    *Orckit Communications, Ltd............................   4,442     12,636
     Ormat Industries, Ltd.................................  63,028    454,357
     Osem Investments, Ltd.................................   9,368    163,838
     Partner Communications Co., Ltd.......................  20,502    388,806
     Partner Communications Co., Ltd. ADR..................  10,175    197,090
     Paz Oil Co., Ltd......................................   2,271    421,070
    *Phoenix Holdings, Ltd. (The)..........................  51,514    187,457
    *RADVision, Ltd........................................   2,502     22,924
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...   6,583    264,585
    *Retalix, Ltd..........................................  17,312    250,307
     Scailex Corp, Ltd.....................................   6,203    122,268
     Shikun & Binui, Ltd...................................  91,118    265,364
     Strauss Group, Ltd....................................  15,643    261,399
    *Suny Electronic, Ltd..................................   6,333     78,087

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
                                                            Shares     Value++
                                                            ------     -----

 ISRAEL -- (Continued)..................................
    Super-Sol, Ltd. Series B............................    54,981 $   343,750
    Teva Pharmaceutical Industries, Ltd.................     4,262     195,822
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR..   368,163  16,836,094
   *Tower Semiconductor, Ltd............................   215,731     294,265
    Union Bank of Israel, Ltd...........................    26,181     134,094
                                                                   -----------
 TOTAL ISRAEL...........................................            49,449,167
                                                                   -----------

 ITALY -- (2.1%)........................................
   #*A.S. Roma SpA......................................    54,117      66,212
    A2A SpA.............................................   587,148   1,060,465
   *ACEA SpA............................................    54,685     705,924
    Acegas-APS SpA......................................    14,511      94,666
   *Acotel Group SpA....................................       164       9,226
   *Aedes SpA...........................................   413,437     106,218
   #Alerion Cleanpower SpA..............................   170,760     141,644
    Amplifon SpA........................................    31,608     194,194
    Ansaldo STS SpA.....................................    33,604     519,356
   *Antichi Pellettieri SpA.............................     1,703       1,389
   *Arnoldo Mondadori Editore SpA.......................   193,792     821,173
    Ascopiave SpA.......................................    35,551      88,818
    Assicurazioni Generali SpA..........................   138,240   3,312,833
    Astaldi SpA.........................................    86,361     753,117
    Atlantia SpA........................................    31,430     773,565
   *Autogrill SpA.......................................    49,564     710,570
    Azimut Holding SpA..................................    50,816     649,809
   #Banca Carige SpA....................................   850,437   2,061,317
    Banca Finnat Euramerica SpA.........................    48,133      33,665
    Banca Generali SpA..................................    14,082     236,443
    Banca IFIS SpA......................................     6,669      52,059
   #*Banca Monte Dei Paschi di Siena SpA................ 2,455,909   3,327,845
   #Banca Piccolo Credito Valtellinese Scarl............   310,276   1,478,681
   #*Banca Popolare dell'Emilia Romagna Scrl............   203,785   2,491,601
   *Banca Popolare dell'Etruria e del Lazio Scarl.......   308,209   1,298,590
   #Banca Popolare di Milano Scarl......................   521,464   1,784,613
   #*Banca Popolare di Sondrio Scarl....................   236,548   2,051,783
   *Banca Profilo SpA...................................   155,354      88,099
    Banco di Desio e della Brianza SpA..................    27,865     156,986
    Banco Popolare Scarl................................   662,798   1,965,972
    BasicNet SpA........................................    47,125     187,681
    Beghelli SpA........................................    52,121      52,111
    Benetton Group SpA..................................    49,000     397,899
    Benetton Group SpA Sponsored ADR....................     3,400      55,285
   *Biesse SpA..........................................     8,931      99,174
   *Bonifica Terreni Ferraresi e Imprese Agricole SpA...       954      39,426
    Brembo SpA..........................................    37,969     518,818
   *Brioschi Sviluppo Immobiliare SpA...................   218,173      48,520
    Bulgari SpA.........................................    73,325   1,335,539
   *Buongiorno SpA......................................   162,173     342,194
    Buzzi Unicem SpA....................................    88,359   1,366,452
   #*C.I.R. SpA - Compagnie Industriali Riunite.........   386,204   1,012,918
   *Cairo Communication SpA.............................    13,925      66,777
    Caltagirone Editore SpA.............................   104,017     263,784
   *Carraro SpA.........................................    24,693     151,687
    Cembre SpA..........................................     4,534      52,014
    Cementir Holding SpA................................    90,622     291,016
    Class Editore SpA...................................    14,430       9,557
    Credito Artigiano SpA...............................    76,968     154,071
    Credito Bergamasco SpA..............................     7,858     288,420
   #Credito Emiliano SpA................................   176,453   1,216,351
   *d'Amico International Shipping SA...................    13,646      18,724
    Danieli & Co. SpA...................................    11,994     382,088

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
                                                       Shares    Value++
                                                       ------    -----

        ITALY -- (Continued).......................
           Davide Campari - Milano SpA.............   173,024 $1,245,779
           De Longhi SpA...........................    26,805    343,021
           DiaSorin SpA............................    11,549    557,692
          *Digital Multimedia Technologies SpA.....     3,548    112,298
          *EEMS Italia SpA.........................    30,338     63,189
          *Elica SpA...............................    18,438     45,045
           Emak SpA................................     5,067     34,010
           Enel SpA................................   512,560  3,655,244
           Engineering Ingegneria Informatica SpA..       804     28,799
           Eni SpA.................................     2,426     64,953
          #Eni SpA Sponsored ADR...................   112,750  6,059,185
           ERG SpA.................................    62,600    925,413
           Esprinet SpA............................    29,995    258,835
          #*Eurotech SpA...........................    33,665    118,293
           #Falck Renewables SpA...................   461,691  1,061,478
          *Fiat Industrial SpA.....................   285,770  4,245,387
           Fiat SpA................................   285,770  3,051,613
           Fiat SpA Sponsored ADR..................     8,900     95,497
          #*Fiera Milano SpA.......................     2,610     16,745
          *Finmeccanica SpA........................   433,020  5,850,761
          #Fondiaria - SAI SpA.....................   208,159  1,934,930
           Gas Plus SpA............................     4,214     23,535
          *Gemina SpA..............................   889,056    921,378
           Geox SpA................................    33,201    234,765
          *Gruppo Coin SpA.........................    25,177    255,976
          #*Gruppo Editoriale L'Espresso SpA.......   179,761    558,365
           Hera SpA................................   351,113    888,237
          #Immsi SpA...............................   230,746    299,678
          *Impregilo SpA...........................   553,375  1,898,444
          #Indesit Co. SpA.........................    35,140    463,196
           Industria Macchine Automatiche SpA......     3,460     74,571
          *Intek SpA...............................    73,119     55,993
          *Interpump Group SpA.....................    26,023    235,150
           Intesa Sanpaolo SpA..................... 2,553,447  8,481,170
           Intesa Sanpaolo SpA Sponsored ADR.......    13,817    276,478
           Iren SpA................................   252,720    521,937
          *Isagro SpA..............................     4,547     26,551
          #Italcementi SpA.........................    89,172    977,530
           Italmobiliare SpA.......................    10,096    441,546
          *Juventus Football Club SpA..............   232,283    286,280
          #*Kerself SpA............................     2,538     10,530
          *Kinexia SpA.............................       435      1,207
          *KME Group SpA...........................   363,715    194,636
          #*Landi Renzo SpA........................    48,404    177,503
          #Lottomatica SpA.........................    34,149    762,598
           Luxottica Group SpA.....................     1,585     52,398
          #Luxottica Group SpA Sponsored ADR.......    13,000    431,470
           Maire Tecnimont SpA.....................   924,819  3,877,489
          *Marcolin SpA............................     5,109     39,594
          #*Mariella Burani SpA....................     2,897     10,824
           MARR SpA................................    23,800    312,509
           Mediaset SpA............................   306,270  2,040,506
           Mediobanca SpA..........................   351,000  3,997,648
           Mediolanum SpA..........................    96,543    567,629
          #Milano Assicurazioni SpA................   271,486    400,710
           Nice SpA................................    16,046     69,558
          *PanariaGroup Industrie Ceramiche SpA....     6,725     14,229
           Parmalat SpA............................ 1,298,097  4,915,082
           Piaggio & C. SpA........................   110,608    432,556
          #*Pininfarina SpA........................    20,537    163,999
           Pirelli & Co. SpA.......................   319,574  3,326,990

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
                                                         Shares      Value++
                                                         ------      -----

   ITALY -- (Continued)..............................
     *Poltrona Frau SpA..............................    21,297 $     40,442
     *Prelios SpA.................................... 1,728,709    1,356,257
     #*Premafin Finanziaria SpA......................   173,719      156,933
     *Prima Industrie SpA............................       514        6,720
      Prysmian SpA...................................    64,789    1,529,359
     #*RCS MediaGroup SpA............................    53,019      104,275
      Recordati SpA..................................    84,353      892,722
     *Reno de Medici SpA.............................   235,915       79,977
      Reply SpA......................................       227        6,825
     *Retelit SpA....................................    97,423       70,172
     *Risanamento Napoli SpA.........................    15,429        5,601
     *Sabaf SpA......................................     2,256       74,696
     *SAES Getters SpA...............................     3,101       35,817
     *Safilo Group SpA...............................    63,059    1,204,473
      Saipem SpA.....................................    24,737    1,405,046
     *Saras SpA......................................   185,236      465,077
     #SAVE SpA.......................................    28,144      337,240
      Screen Service Broadcasting Technologies SpA...    20,463       17,726
     #*Seat Pagine Gialle SpA........................ 1,199,818      144,013
     *Snai SpA.......................................   101,715      366,662
      Snam Rete Gas SpA..............................   189,468    1,178,514
      Societa Iniziative Autostradali e Servizi SpA..    57,714      743,385
     *Societa Partecipazioni Finanziarie SpA.........   373,551       42,602
      Societe Cattolica di Assicurazoni Scrl SpA.....    48,623    1,367,907
     #*Sogefi SpA....................................    70,212      294,413
      Sol SpA........................................    25,548      217,053
     *Sorin SpA......................................   343,940      988,604
     *Tamburi Investment Partners SpA................     5,874       12,807
     *Telecom Italia Media SpA.......................   467,204      137,136
     #Telecom Italia SpA............................. 2,620,941    3,940,930
     #Telecom Italia SpA Sponsored ADR...............   342,088    5,141,583
      Tenaris SA ADR.................................    35,500    1,803,045
      Terna Rete Elettrica Nazionale SpA.............   562,494    2,816,120
     #*Tiscali SpA...................................   932,426      109,312
      Tod's SpA......................................     5,013      680,758
      Trevi Finanziaria SpA..........................    44,934      729,941
     *Uni Land SpA...................................    58,555       43,711
      UniCredit SpA.................................. 5,518,028   14,210,670
     #Unione di Banche Italiane ScpA.................   656,757    5,887,045
     *Unipol Gruppo Finanziario SpA.................. 1,195,285      966,901
      Vianini Lavori SpA.............................    11,628       76,126
      Vittoria Assicurazioni SpA.....................    17,594      105,025
     *Yoox SpA.......................................     8,375      152,255
     *Zignago Vetro SpA..............................     5,214       42,878
                                                                ------------
   TOTAL ITALY.......................................            153,864,705
                                                                ------------

   JAPAN -- (14.4%)..................................
     #77 Bank, Ltd. (The)............................   410,000    1,893,959
     #*A&A Material Corp.............................    12,000       14,008
     *A&D Co., Ltd...................................     9,400       29,655
      ABC-Mart, Inc..................................     3,300      123,644
      Accordia Golf Co., Ltd.........................     1,126      726,254
      Achilles Corp..................................   182,000      260,684
      Adeka Corp.....................................    96,000      951,011
      Advan Co., Ltd.................................    25,300      214,770
      Advantest Corp.................................     3,200       63,596
     #Advantest Corp. ADR............................    15,767      313,290
     #AEON Co., Ltd..................................   327,600    3,947,105
      Aeon Delight Co., Ltd..........................     3,400       65,171
      Aeon Fantasy Co., Ltd..........................    11,400      131,004
      Aeon Mall Co., Ltd.............................    12,200      293,414

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
                                                   Shares    Value++
                                                   ------    -----

           JAPAN -- (Continued)..................
              Agrex, Inc.........................   4,200 $   39,744
              Ahresty Corp.......................  27,800    205,496
              Ai Holdings Corp...................  45,900    187,485
              Aica Kogyo Co., Ltd................  48,300    639,249
              Aichi Bank, Ltd. (The).............   7,900    472,528
              Aichi Corp.........................  46,600    223,422
              Aichi Machine Industry Co., Ltd....  80,000    285,617
             #Aichi Steel Corp................... 123,000    745,854
             #Aichi Tokei Denki Co., Ltd.........  20,000     69,537
              Aida Engineering, Ltd..............  78,800    345,441
              Aigan Co., Ltd.....................  20,300    109,965
             *Ain Pharmaciez, Inc................   1,600     62,288
              Aiphone Co., Ltd...................  21,900    360,121
              Air Water, Inc.....................  50,000    604,447
              Airport Facilities Co., Ltd........  32,300    125,197
              Aisan Industry Co., Ltd............  44,900    422,415
              Aisin Seiki Co., Ltd...............  73,200  2,581,890
              Ajinomoto Co., Inc................. 343,000  3,814,569
             #Akebono Brake Industry Co., Ltd....  35,900    188,727
              Akita Bank, Ltd. (The)............. 176,000    519,667
             #Alconix Corp.......................   2,600     77,834
              Alfresa Holdings Corp..............  46,400  1,638,496
              All Nippon Airways Co., Ltd........  87,000    255,712
             #Allied Telesis Holdings K.K........ 103,600    139,868
              Alpen Co., Ltd.....................  17,200    282,296
              Alpha Corp.........................   3,500     34,869
              Alpha Systems, Inc.................   9,600    144,835
             #Alpine Electronics, Inc............  55,000    690,814
              Alps Electric Co., Ltd............. 154,500  1,545,061
              Alps Logistics Co., Ltd............  10,900    110,257
              Altech Co., Ltd....................   8,200     29,719
              Altech Corp........................   2,600     19,617
              Amada Co., Ltd..................... 324,000  2,602,008
              Amano Corp.........................  75,200    697,976
              Amiyaki Tei Co., Ltd...............      21     62,115
              Amuse, Inc.........................   8,520     93,736
              Ando Corp..........................  82,000    104,896
              Anest Iwata Corp...................  24,000    108,145
             #Anritsu Corp....................... 156,000  1,244,837
             *AOC Holdings, Inc..................  69,500    464,778
              AOI Advertising Promotion, Inc.....   5,500     28,056
             #AOI Electronic Co., Ltd............   2,800     48,742
              AOKI Holdings, Inc.................  27,400    422,099
             #Aomori Bank, Ltd. (The)............ 225,000    687,162
              Aoyama Trading Co., Ltd............  77,400  1,275,049
             #Aozora Bank, Ltd................... 498,000  1,078,733
              Arakawa Chemical Industries, Ltd...  22,600    207,412
              Araya Industrial Co., Ltd..........  59,000     95,217
              Arc Land Sakamoto Co., Ltd.........  23,800    329,954
              Arcs Co., Ltd......................  28,100    435,250
              Argo Graphics, Inc.................   9,000    113,868
             #Ariake Japan Co., Ltd..............  20,300    342,940
              Arisawa Manufacturing Co., Ltd.....  60,300    299,503
              Arnest One Corp....................  13,000    120,865
              Aronkasei Co., Ltd.................  18,000    119,324
              As One Corp........................  14,090    284,258
             *Asahi Breweries, Ltd...............  59,000  1,108,366
              Asahi Co., Ltd.....................   6,200    128,023
             #Asahi Diamond Industrial Co., Ltd..  59,000  1,227,278
              Asahi Glass Co., Ltd............... 255,000  3,237,560
              Asahi Holdings, Inc................   6,500    134,684
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      JAPAN -- (Continued)...........................
         Asahi Kasei Corp............................   390,000 $2,695,778
         Asahi Kogyosha Co., Ltd.....................    31,000    135,149
         Asahi Organic Chemicals Industry Co., Ltd...    86,000    238,982
        #*Asahi Tec Corp............................. 3,340,000  1,171,323
        #*Asanuma Corp...............................    29,000     31,777
        #Asatsu-DK, Inc..............................    31,900    837,062
        #Asax Co., Ltd...............................        22     32,275
        *Ashimori Industry Co., Ltd..................    40,000     61,464
         Asics Corp..................................    23,000    332,621
         ASKA Pharmaceutical Co., Ltd................    38,000    315,079
         Astellas Pharma, Inc........................    31,400  1,199,267
         Asunaro Aoki Construction Co., Ltd..........    41,500    215,267
        #*Atom Corp..................................    14,400     42,196
         Atsugi Co., Ltd.............................   349,000    410,943
         Autobacs Seven Co., Ltd.....................    34,300  1,260,643
         Avex Group Holdings, Inc....................    34,200    425,136
        #Awa Bank, Ltd. (The)........................   208,000  1,299,599
         Bals Corp...................................         8      7,602
         Bando Chemical Industries, Ltd..............   146,000    615,291
         Bank of Iwate, Ltd. (The)...................    20,900    792,272
         Bank of Kyoto, Ltd. (The)...................   188,000  1,742,208
         Bank of Nagoya, Ltd. (The)..................   150,000    476,282
         Bank of Okinawa, Ltd. (The).................    19,700    790,286
         Bank of Saga, Ltd. (The)....................   164,000    418,162
        #Bank of the Ryukyus, Ltd....................    55,300    653,305
         Bank of Yokohama, Ltd. (The)................   605,000  2,997,192
         Belc Co., Ltd...............................     4,000     48,259
         Belluna Co., Ltd............................    36,150    250,963
         Benesse Holdings, Inc.......................    16,300    677,973
        *Best Denki Co., Ltd.........................    65,500    177,545
         Bic Camera, Inc.............................       615    281,193
         BML, Inc....................................    10,100    287,530
        #Bookoff Corp................................    20,600    142,954
         Bridgestone Corp............................    51,800  1,144,076
         Brother Industries, Ltd.....................   132,600  2,030,460
         Bunka Shutter Co., Ltd......................    63,000    171,738
        *C&I Holdings Co., Ltd.......................    53,300      1,328
         CAC Corp....................................    12,600    101,512
        *Calsonic Kansei Corp........................   152,000    619,398
         Can Do Co., Ltd.............................         9      8,306
         Canon Electronics, Inc......................     9,700    232,796
         Canon Marketing Japan, Inc..................    72,100    798,470
         Canon, Inc..................................     7,334    345,377
        #Canon, Inc. Sponsored ADR...................    31,850  1,502,364
         Capcom Co., Ltd.............................    13,000    241,581
        *Carchs Holdings Co., Ltd....................    21,500      7,394
        #Casio Computer Co., Ltd.....................   168,800  1,342,286
         Cawachi, Ltd................................    26,900    514,432
        *Cedyna Financial Corp.......................   105,209    197,532
         Central Glass Co., Ltd......................   116,000    458,558
         Central Japan Railway Co., Ltd..............       108    816,554
         Central Security Patrols Co., Ltd...........     7,100     68,382
         Century Tokyo Leasing Corp..................    59,430  1,019,668
        #*CHI Group Co., Ltd.........................     6,400     18,128
         Chiba Bank, Ltd. (The)......................   449,000  2,658,366
        *Chiba Kogyo Bank, Ltd. (The)................    50,600    273,951
         Chino Corp..................................    47,000    117,265
         Chiyoda Co., Ltd............................    27,100    359,018
        #Chiyoda Corp................................    94,000    935,742
         Chiyoda Integre Co., Ltd....................    25,000    336,735
        #Chofu Seisakusho Co., Ltd...................    27,300    665,283
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       JAPAN -- (Continued)........................
          Chori Co., Ltd...........................   177,000 $  231,643
          Chubu Electric Power Co., Ltd............    47,100  1,032,066
          Chubu Shiryo Co., Ltd....................    28,000    193,989
          Chudenko Corp............................    26,700    329,164
          Chuetsu Pulp & Paper Co., Ltd............   122,000    213,709
         *Chugai Mining Co., Ltd...................   259,700     93,003
          Chugai Pharmaceutical Co., Ltd...........    19,800    328,304
          Chugai Ro Co., Ltd.......................    81,000    346,029
          Chugoku Bank, Ltd. (The).................   178,000  2,074,460
         #Chugoku Electric Power Co., Ltd. (The)...    43,500    772,615
         #Chugoku Marine Paints, Ltd...............    55,000    465,072
         #Chukyo Bank, Ltd. (The)..................   189,000    433,216
         *Chuo Denki Kogyo Co., Ltd................    31,000    159,760
          Chuo Mitsui Trust Holdings, Inc.......... 1,221,740  4,206,131
          Chuo Spring Co., Ltd.....................    35,000    125,623
          Circle K Sunkus Co., Ltd.................    54,000    833,872
          Citizen Holdings Co., Ltd................   283,950  1,719,360
          CKD Corp.................................    72,900    661,216
         #*Clarion Co., Ltd........................   103,000    176,674
          Cleanup Corp.............................    24,400    172,035
          CMIC Co., Ltd............................     3,800     65,152
          CMK Corp.................................    83,100    341,736
          Coca-Cola Central Japan Co., Ltd.........    27,800    378,474
          Coca-Cola West Co., Ltd..................    66,102  1,368,988
          Cocokara fine, Inc.......................    23,520    504,340
         #Colowide Co., Ltd........................    32,000    177,524
          Computer Engineering & Consulting, Ltd...    17,600     88,039
          Comsys Holdings Corp.....................   124,700  1,304,879
         #*Co-Op Chemical Co., Ltd.................    26,000     33,157
          Core Corp................................     6,100     48,569
          Corona Corp..............................    26,600    257,480
         #Cosel Co., Ltd...........................    20,800    328,047
         #Cosmo Oil Co., Ltd.......................   604,000  1,993,751
         *Cosmos Pharmaceutical Corp...............     1,300     57,597
          Create Medic Co., Ltd....................     3,500     34,513
          Credit Saison Co., Ltd...................   156,300  2,620,891
         #Cresco, Ltd..............................    36,000    238,176
          Cross Plus, Inc..........................     2,000     16,933
         #*CSK Corp................................   138,580    443,542
          CTI Engineering Co., Ltd.................    12,300     89,337
         #Cybozu, Inc..............................       141     30,849
          Dai Nippon Printing Co., Ltd.............   295,000  3,538,815
          Dai Nippon Toryo, Ltd....................   103,000    139,438
          Daibiru Corp.............................    52,600    417,317
          Daicel Chemical Industries, Ltd..........   268,000  1,728,520
          Dai-Dan Co., Ltd.........................    42,000    244,023
          Daido Kogyo Co., Ltd.....................    32,000     61,875
          Daido Metal Co., Ltd.....................    40,000    361,272
         #Daido Steel Co., Ltd.....................   253,000  1,446,146
          Daidoh, Ltd..............................    22,000    218,619
         #*Daiei, Inc. (The).......................   104,000    363,472
          Daifuku Co., Ltd.........................    94,000    637,774
          Daihatsu Motor Co., Ltd..................    66,000  1,066,138
         #Daihen Corp..............................    97,000    389,234
         *Daiho Corp...............................    49,000     70,250
         #*Daiichi Chuo K.K........................    85,000    165,976
          Daiichi Jitsugyo Co., Ltd................    78,000    314,587
          Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...     3,000    147,083
          Daiichi Kogyo Seiyaku Co., Ltd...........    39,000    120,129
          Dai-ichi Life Insurance Co., Ltd. (The)..       191    315,485
          Daiichi Sankyo Co., Ltd..................    69,100  1,357,777
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JAPAN -- (Continued).........................................
   Daiken Corp...............................................   119,000 $  427,022
   Daiki Aluminium Industry Co., Ltd.........................    43,000    121,202
   Daikin Industries, Ltd....................................    23,000    732,616
   Daiko Clearing Services Corp..............................    17,700     60,769
   Daikoku Denki Co., Ltd....................................    10,200    118,772
   Daikokutenbussan Co., Ltd.................................       200      6,471
  *Daikyo, Inc...............................................   229,392    370,041
   Dainichi Co., Ltd.........................................    17,300    134,406
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...    79,000    443,041
   Dainippon Screen Manufacturing Co., Ltd...................   243,000  2,256,677
   Dainippon Sumitomo Pharma Co., Ltd........................   100,700    968,309
   Daio Paper Corp...........................................    81,000    585,887
   Daisan Bank, Ltd. (The)...................................   161,000    394,647
   Daiseki Co., Ltd..........................................     5,925    125,761
   Daishi Bank, Ltd. (The)...................................   314,000    990,740
   Daiso Co., Ltd............................................    91,000    297,277
  *Daisue Construction Co., Ltd..............................    70,000     53,105
   Daisyo Corp...............................................    25,700    283,825
   Daito Bank, Ltd. (The)....................................   138,000     86,761
   Daito Trust Construction Co., Ltd.........................     6,900    552,000
  #Daiwa House Industry Co., Ltd.............................   274,000  3,319,840
   Daiwa Industries, Ltd.....................................    40,000    201,094
   Daiwa Securities Group, Inc............................... 1,028,000  4,436,868
  #Daiwabo Holdings Co., Ltd.................................   308,000    632,105
   DC Co., Ltd...............................................    24,400     72,585
  #DCM Holdings Co., Ltd.....................................    75,280    478,851
   DeNa Co., Ltd.............................................     8,700    326,600
   Denki Kagaku Kogyo K.K....................................   335,000  1,720,742
  #Denki Kogyo Co., Ltd......................................   126,000    601,347
   Denso Corp................................................   125,500  4,200,040
   Dentsu, Inc...............................................    53,200  1,414,841
   Denyo Co., Ltd............................................    24,400    334,943
   Descente, Ltd.............................................    43,000    181,726
   DIC Corp..................................................   345,000    827,035
  #Disco Corp................................................    17,700  1,214,638
   DMW Corp..................................................       900     16,884
   Don Quijote Co., Ltd......................................    14,200    531,823
  #Doshisha Co., Ltd.........................................    16,300    356,791
   Doutor Nichires Holdings Co., Ltd.........................    32,423    386,234
   Dowa Holdings Co., Ltd....................................   274,500  1,800,237
  #Dr.Ci:Labo Co., Ltd.......................................        19     80,482
   DTS Corp..................................................    36,000    341,440
   Duskin Co., Ltd...........................................    58,300  1,176,144
  #*Dwango Co., Ltd..........................................        81    218,979
   Dydo Drinco, Inc..........................................    11,400    444,935
   Dynic Corp................................................    14,000     24,572
  #eAccess, Ltd..............................................       334    157,706
   Eagle Industry Co., Ltd...................................    40,000    417,000
  *Earth Chemical Co., Ltd...................................     2,100     70,014
   East Japan Railway Co.....................................    24,200  1,345,049
   Ebara Corp................................................   240,000  1,354,085
   Echo Trading Co., Ltd.....................................     3,000     26,376
  #Edion Corp................................................    89,000    768,037
   Ehime Bank, Ltd. (The)....................................   340,000    959,838
  *Eidai Co., Ltd............................................     3,000     14,562
   Eighteenth Bank, Ltd. (The)...............................   173,000    469,595
   Eiken Chemical Co., Ltd...................................    28,700    359,955
  #Eisai Co., Ltd............................................    11,500    418,173
   Eizo Nanao Corp...........................................    18,000    402,795
   Electric Power Development Co., Ltd.......................    17,100    448,624
   Elematec Corp.............................................    18,400    238,745
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   JAPAN -- (Continued)...................................
     #*Elpida Memory, Inc................................. 185,500 $2,779,525
     #Enplas Corp.........................................  16,100    222,764
     #*Enshu, Ltd.........................................  37,000     44,939
     #Ensuiko Sugar Refining Co., Ltd.....................  11,000     27,996
      EPS Co., Ltd........................................      23     52,746
      ESPEC Corp..........................................  37,100    282,785
      Excel Co., Ltd......................................   1,500     17,187
      Exedy Corp..........................................  35,400  1,130,922
     #Ezaki Glico Co., Ltd................................  45,000    538,149
     *F&A Aqua Holdings, Inc..............................   3,500     30,977
      Faith, Inc..........................................     847    140,428
      FALCO SD HOLDINGS Co., Ltd..........................   7,800     66,627
      FamilyMart Co., Ltd.................................  13,500    490,020
     #Fancl Corp..........................................  18,100    248,609
      FANUC Corp..........................................   6,000  1,004,397
      Fast Retailing Co., Ltd.............................   2,800    441,493
      FCC Co., Ltd........................................  20,400    480,351
     #*FDK Corp...........................................  84,000    149,095
      Felissimo Corp......................................   1,200     14,050
     *FIDEA Holdings Co., Ltd.............................  32,000     82,268
     #*First Baking Co., Ltd..............................  12,000     13,812
      Foster Electric Co., Ltd............................  21,600    505,670
      FP Corp.............................................   6,100    352,025
      France Bed Holdings Co., Ltd........................ 137,000    167,818
      F-Tech, Inc.........................................   6,800    100,882
     #*Fudo Tetra Corp.................................... 128,400    266,981
     #Fuji Co., Ltd.......................................  16,400    339,476
      Fuji Corp, Ltd......................................  35,400    148,752
      Fuji Electric Holdings Co., Ltd..................... 575,000  1,811,356
      Fuji Electronics Co., Ltd...........................  21,200    370,982
      Fuji Furukawa Engineering & Construction Co., Ltd...  10,000     19,348
      Fuji Heavy Industries, Ltd.......................... 441,000  3,282,482
     *Fuji Kiko Co., Ltd..................................  11,000     36,996
      Fuji Kyuko Co., Ltd.................................  14,000     72,386
      Fuji Oil Co., Ltd...................................  58,800    816,294
      Fuji Oozx, Inc......................................   6,000     26,114
      Fuji Seal International, Inc........................  15,900    335,514
     #Fuji Soft, Inc......................................  22,000    336,189
      Fuji Television Network, Inc........................     351    469,201
      Fujibo Holdings, Inc................................  78,000    163,703
      Fujicco Co., Ltd....................................  31,600    377,029
      FUJIFILM Holdings Corp.............................. 164,875  5,125,615
      Fujikura Kasei Co., Ltd.............................  47,400    277,420
      Fujikura Rubber, Ltd................................  18,900     74,670
      Fujikura, Ltd....................................... 356,000  1,844,914
      Fujimi, Inc.........................................  21,200    289,051
      Fujimori Kogyo Co., Ltd.............................  14,100    194,694
      Fujita Kanko, Inc...................................  11,000     40,059
      Fujitec Co., Ltd....................................  93,000    476,534
      Fujitsu Frontech, Ltd...............................  25,200    188,141
      Fujitsu General, Ltd................................  42,000    226,336
     #Fujitsu, Ltd........................................ 402,292  2,305,007
     *Fujiya Co., Ltd.....................................  46,000     76,396
      FuKoKu Co., Ltd.....................................   7,700     67,916
      Fukuda Corp.........................................  42,000    126,811
      Fukui Bank, Ltd. (The).............................. 284,000    859,409
      Fukuoka Financial Group, Inc........................ 468,600  1,947,215
      Fukushima Bank, Ltd................................. 251,000    139,633
      Fukusima Industries Corp............................   5,100     59,548
      Fukuyama Transporting Co., Ltd...................... 249,000  1,203,346
      Fumakilla, Ltd......................................  16,000     64,773
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          JAPAN -- (Continued).....................
             Funai Consulting, Inc.................  10,500 $   65,983
            #Funai Electric Co., Ltd...............  22,200    673,194
            #Furukawa Battery Co., Ltd.............   3,000     24,571
            *Furukawa Co., Ltd..................... 350,000    391,739
             Furukawa Electric Co., Ltd............ 343,067  1,363,133
            #Furukawa-Sky Aluminum Corp............ 112,000    321,325
             Furusato Industries, Ltd..............  14,900    112,524
             Fuso Pharmaceutical Industries, Ltd...  91,000    257,570
             Futaba Corp...........................  45,500    848,094
            #*Futaba Industrial Co., Ltd...........  95,400    546,915
             Future Architect, Inc.................      69     30,387
             Fuyo General Lease Co., Ltd...........  22,100    692,328
             G-7 Holdings, Inc.....................   6,500     32,844
             Gakken Holdings Co., Ltd..............  98,000    166,020
             Gecoss Corp...........................  22,500    109,254
            #GEO Co., Ltd..........................     138    159,794
             GLOBERIDE, Inc........................  27,000     29,775
             Glory, Ltd............................  62,500  1,372,629
            #GMO Internet, Inc.....................  15,800     69,092
             Godo Steel, Ltd....................... 250,000    646,870
             Goldcrest Co., Ltd....................  16,070    267,793
            #Goldwin, Inc..........................  72,000    198,689
            #Gourmet Kineya Co., Ltd...............  28,000    161,965
             GS Yuasa Corp......................... 140,000    957,942
            *GSI Creos Corp........................ 122,000    176,160
            #Gulliver International Co., Ltd.......   4,390    176,520
            #Gun Ei Chemical Industry Co., Ltd.....  63,000    167,056
             Gunma Bank, Ltd. (The)................ 458,000  2,479,147
             Gunze, Ltd............................ 227,000    822,264
            #H2O Retailing Corp.................... 128,000    930,482
             Hachijuni Bank, Ltd. (The)............ 253,000  1,510,338
            *Hagihara Industries, Inc..............     300      4,076
             Hagoromo Foods Corp...................   3,000     43,374
             Hakudo Co., Ltd.......................   5,600     53,319
             Hakuhodo Dy Holdings, Inc.............  27,390  1,434,241
             Hakuto Co., Ltd.......................  21,700    226,195
             Hamakyorex Co., Ltd...................   4,600    134,222
            #Hamamatsu Photonics K.K...............  24,300    956,166
             Hankyu Hanshin Holdings, Inc.......... 345,000  1,528,326
             Hanwa Co., Ltd........................ 208,000    889,070
             Happinet Corp.........................  10,300    122,814
             Harashin Narus Holdings Co., Ltd......   6,500     95,567
            #Hard Off Corp Co., Ltd................   2,600     12,674
             Harima Chemicals, Inc.................  22,000    152,575
             Haruyama Trading Co., Ltd.............   2,400     11,617
            *Haseko Corp........................... 606,000    406,135
            *Hayashikane Sangyo Co., Ltd...........  20,000     20,911
            *Hazama Corp...........................  98,900    134,791
             Heiwa Corp............................  35,700    552,044
            *Heiwa Real Estate Co., Ltd............ 246,500    553,027
             Heiwado Co., Ltd......................  40,500    513,386
             Hibiya Engineering, Ltd...............  39,700    371,931
             Hiday Hidaka Corp.....................   8,100    121,553
             Higashi-Nippon Bank, Ltd.............. 170,000    345,129
             Higo Bank, Ltd. (The)................. 188,000  1,084,042
            #Hikari Tsushin, Inc...................  26,600    523,569
            #Hino Motors, Ltd...................... 204,000    966,920
             Hioki EE Corp.........................     700     13,884
            #Hirose Electric Co., Ltd..............   7,000    729,557
            #Hiroshima Bank, Ltd. (The)............ 494,000  2,159,194
             HIS Co., Ltd..........................  19,000    455,028
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

      JAPAN -- (Continued)...........................
        *Hisaka Works, Ltd...........................  41,000 $   463,420
         Hisamitsu Pharmaceutical Co., Inc...........   6,800     283,791
         Hitachi Cable, Ltd.......................... 182,000     435,779
         Hitachi Capital Corp........................  50,200     716,070
         Hitachi Chemical Co., Ltd...................  67,900   1,399,514
        #Hitachi Construction Machinery Co., Ltd.....  72,700   1,772,366
         Hitachi High-Technologies Corp..............  67,500   1,420,531
         Hitachi Koki Co., Ltd.......................  62,800     575,247
        #Hitachi Kokusai Electric, Inc...............  75,000     625,373
         Hitachi Medical Corp........................  36,000     479,434
         Hitachi Metals Techno, Ltd..................   3,500      17,595
        #Hitachi Metals, Ltd.........................  55,000     724,425
         Hitachi Tool Engineering, Ltd...............  23,100     234,393
         Hitachi Transport System, Ltd...............  51,700     718,419
        #Hitachi Zosen Corp.......................... 391,000     571,003
         Hitachi, Ltd................................   4,000      21,711
        #Hitachi, Ltd. ADR........................... 102,056   5,557,970
         Hochiki Corp................................  15,000      78,794
        #Hodogaya Chemical Co., Ltd..................  78,000     307,797
         Hogy Medical Co., Ltd.......................  11,600     479,096
        #Hohsui Corp.................................  11,000      12,190
         Hokkaido Electric Power Co., Inc............  27,400     496,818
         Hokkaido Gas Co., Ltd.......................  80,000     249,541
         Hokkan Holdings, Ltd........................  70,000     218,962
         Hokko Chemical Industry Co., Ltd............  25,000      77,702
         Hokkoku Bank, Ltd. (The).................... 263,000     888,982
         Hokuetsu Bank, Ltd. (The)................... 246,000     529,280
         Hokuetsu Industries Co., Ltd................  10,000      29,309
         Hokuetsu Kishu Paper Co., Ltd............... 167,295     935,581
         Hokuhoku Financial Group, Inc............... 979,000   1,868,358
         Hokuriku Electric Industry Co., Ltd.........  35,000      80,839
         Hokuriku Electric Power Co., Inc............  24,600     498,926
         Hokuriku Electrical Construction Co., Ltd...   6,000      17,504
         Hokuto Corp.................................  14,200     317,564
        #Honda Motor Co., Ltd........................  16,400     630,484
        #Honda Motor Co., Ltd. Sponsored ADR......... 409,732  15,713,222
        #Honeys Co., Ltd.............................  19,340     202,202
         Horiba, Ltd.................................  28,700     863,482
         Horipro, Inc................................  13,300     115,083
         Hoshizaki Electric Co., Ltd.................  15,800     307,146
         Hosiden Corp................................  60,400     605,301
         Hosokawa Micron Corp........................  41,000     171,469
         House Foods Corp............................  75,800   1,240,811
        *Howa Machinery, Ltd......................... 123,000     125,905
         Hoya Corp...................................  22,900     493,211
        *Hulic Co., Ltd..............................  21,200     177,250
         Hurxley Corp................................   2,200      12,608
         Hyakugo Bank, Ltd. (The).................... 229,000     998,143
         Hyakujishi Bank, Ltd. (The)................. 301,000   1,123,650
         I Metal Technology Co., Ltd.................  14,000      34,254
        #Ibiden Co., Ltd.............................  33,400   1,127,668
         IBJ Leasing Co., Ltd........................  16,500     407,216
         Ichibanya Co., Ltd..........................     500      14,970
        #Ichiken Co., Ltd............................  22,000      30,382
        #Ichikoh Industries, Ltd.....................  39,000      82,758
         Ichinen Holdings Co., Ltd...................  17,600      83,494
         Ichiyoshi Securities Co., Ltd...............  42,400     264,890
         Icom, Inc...................................  15,900     471,250
         Idec Corp...................................  27,500     281,784
         Idemitsu Kosan Co., Ltd.....................  16,500   1,951,302
         Ihara Chemical Industry Co., Ltd............  47,000     150,062

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
                                                          Shares    Value++
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

    JAPAN -- (Continued)................................
       IHI Corp......................................... 811,000 $2,063,521
       Iida Home Max Co., Ltd...........................  18,500    159,459
       Iino Kaiun Kaisha, Ltd...........................  60,600    288,263
      #*Ikegami Tsushinki Co., Ltd......................  54,000     49,580
      #Ikyu Corp........................................      67     27,737
       Imasen Electric Industrial Co., Ltd..............  27,300    358,336
      #Imperial Hotel, Ltd..............................   7,550    186,617
      #*Impress Holdings, Inc...........................  26,000     45,023
      #Inaba Denki Sangyo Co., Ltd......................  20,300    535,577
       Inaba Seisakusho Co., Ltd........................  17,800    186,604
       Inabata & Co., Ltd...............................  88,200    506,632
      #Inageya Co., Ltd.................................  23,000    244,501
       Ines Corp........................................  60,600    399,137
       I-Net Corp.......................................   7,400     39,642
       Information Services International-Dentsu, Ltd...  17,600    122,079
      #Innotech Corp....................................  36,200    245,748
       Inpex Corp.......................................     493  3,790,078
       Intage, Inc......................................   4,000     86,055
       Internet Initiative Japan, Inc...................      98    334,290
       Inui Steamship Co., Ltd..........................  42,900    235,566
       Inui Warehouse Co., Ltd..........................   5,000     30,062
      #Ise Chemical Corp................................  15,000    109,016
      #Iseki & Co., Ltd................................. 167,000    378,319
      #*Isetan Mitsukoshi Holdings, Ltd................. 216,640  2,091,352
      #*Ishihara Sangyo Kaisha, Ltd..................... 412,000    495,074
      *Ishii Hyoki Co., Ltd.............................   4,400     54,539
      #Ishii Iron Works Co., Ltd........................  23,000     54,635
       Ishizuka Glass Co., Ltd..........................  12,000     22,829
       Isuzu Motors, Ltd................................ 668,000  2,864,883
       IT Holdings Corp.................................  83,000    816,275
       ITC Networks Corp................................   3,600     20,664
      #ITO EN, Ltd......................................  25,700    456,147
       ITOCHU Corp...................................... 553,000  5,760,668
       Itochu Enex Co., Ltd.............................  58,600    317,936
      #Itochu Techno-Solutions Corp.....................  22,500    797,750
       Itochu-Shokuhin Co., Ltd.........................  11,200    374,643
       Itoham Foods, Inc................................ 152,000    603,277
       Itoki Corp.......................................  45,100    105,385
       Iwai Cosmo Holdings, Inc.........................  12,900     65,363
      #*Iwasaki Electric Co., Ltd....................... 105,000    274,467
       Iwatani International Corp....................... 120,000    395,999
      #Iwatsu Electric Co., Ltd......................... 112,000    124,398
       Iyo Bank, Ltd. (The)............................. 268,157  2,242,536
       Izumi Co., Ltd...................................  47,100    674,160
      #Izumiya Co., Ltd................................. 100,000    435,670
      *Izutsuya Co., Ltd................................  70,000     47,785
       J. Front Retailing Co., Ltd...................... 475,600  2,066,765
      #Jalux, Inc.......................................   2,900     24,474
      *Jamco Corp.......................................  11,000     66,173
      #*Janome Sewing Machine Co., Ltd.................. 182,000    165,337
       Japan Airport Terminal Co., Ltd..................  38,500    497,968
      *Japan Asia Investment Co., Ltd...................  33,000     37,843
       Japan Aviation Electronics Industry, Ltd.........  64,000    466,993
       Japan Business Computer Co., Ltd.................  21,500    136,720
       Japan Carlit Co., Ltd............................  22,000    111,592
       Japan Cash Machine Co., Ltd......................  13,600    112,892
      #Japan Digital Laboratory Co., Ltd................  39,300    454,443
       Japan Drilling Co., Ltd..........................   1,500     60,611
       Japan Electronic Materials Corp..................   4,100     25,131
       Japan Foundation Engineering Co., Ltd............  21,300     79,363
       Japan Kenzai Co., Ltd............................  10,700     58,662

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       JAPAN -- (Continued)........................
          Japan Medical Dynamic Marketing, Inc.....     2,600 $    6,485
          Japan Oil Transportation Co., Ltd........     1,000      2,600
         #Japan Petroleum Exploration Co., Ltd.....    10,400    509,887
          Japan Pulp & Paper Co., Ltd..............   102,000    368,733
          Japan Radio Co., Ltd.....................     1,000      2,486
          Japan Steel Works, Ltd. (The)............    16,000    129,224
          Japan Tobacco, Inc.......................       194    753,942
          Japan Transcity Corp.....................    78,000    250,236
          Japan Vilene Co., Ltd....................    45,000    212,282
          Japan Wool Textile Co., Ltd. (The).......    88,000    781,166
          Jastec Co., Ltd..........................    23,300    133,456
          JBIS Holdings, Inc.......................    31,500     99,326
         #Jeol, Ltd................................    92,000    252,936
          JFE Holdings, Inc........................    61,400  1,680,657
         #JFE Shoji Holdings, Inc..................   129,000    569,011
         #JGC Corp.................................    19,000    475,691
          Jidosha Buhin Kogyo Co., Ltd.............    18,000     95,462
          JMS Co., Ltd.............................    40,000    131,409
         *Joban Kosan Co., Ltd.....................    79,000     87,238
          J-Oil Mills, Inc.........................   103,000    289,314
          Joshin Denki Co., Ltd....................    43,000    416,386
         #Joyo Bank, Ltd. (The)....................   394,000  1,590,228
          JS Group Corp............................   135,440  3,264,346
          JSP Corp.................................    38,300    682,126
          JSR Corp.................................    39,400    828,899
          JTEKT Corp...............................   145,800  1,893,980
         #*Juki Corp...............................   106,000    266,427
          Juroku Bank, Ltd.........................   297,000    920,853
         *JVC Kenwood Holdings, Inc................    90,170    464,549
          JX Holdings, Inc......................... 1,031,270  7,262,914
          kabu.com Securities Co., Ltd.............    38,100    121,179
          Kabuki-Za Co., Ltd.......................     1,000     43,911
          Kadokawa Holdings, Inc...................    24,200    632,031
          Kaga Electronics Co., Ltd................    31,900    363,838
          Kagome Co., Ltd..........................    22,500    391,844
          Kagoshima Bank, Ltd. (The)...............   147,000    988,456
          Kajima Corp..............................   830,000  2,379,942
          Kakaku.com, Inc..........................        48    276,615
          Kaken Pharmaceutical Co., Ltd............    40,000    518,928
         #Kameda Seika Co., Ltd....................    21,600    367,427
          Kamei Corp...............................    33,000    132,647
          Kamigumi Co., Ltd........................   293,000  2,509,486
          Kanaden Corp.............................    27,000    160,554
          Kanagawa Chuo Kotsu Co., Ltd.............    11,000     54,701
         #Kanamoto Co., Ltd........................    30,000    222,346
         #Kandenko Co., Ltd........................    78,000    403,859
          Kaneka Corp..............................   338,000  2,466,997
         *Kanematsu Corp...........................   390,000    387,564
          Kanematsu Electronics, Ltd...............    42,900    450,147
          Kansai Electric Power Co., Inc...........    55,000  1,158,431
         #Kansai Paint Co., Ltd....................   133,000  1,199,636
          Kanto Auto Works, Ltd....................    32,346    210,263
         #Kanto Denka Kogyo Co., Ltd...............    40,000    304,782
          Kanto Natural Gas Development Co., Ltd...    43,000    261,525
          Kao Corp.................................    23,000    575,748
          Kappa Create Co., Ltd....................     3,300     60,685
          Kasai Kogyo Co., Ltd.....................    49,000    247,210
          Kasumi Co., Ltd..........................    49,200    260,987
          Katakura Chikkarin Co., Ltd..............    20,000     53,108
         #Katakura Industries Co., Ltd.............    25,100    250,159
          Kato Sangyo Co., Ltd.....................    27,000    455,733

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    JAPAN -- (Continued).................................
       Kato Works Co., Ltd...............................  58,000 $  163,141
       KAWADA Technologies, Inc..........................   3,000     56,844
      #Kawai Musical Instruments Manufacturing Co., Ltd..  80,000    169,586
       Kawakin Holdings Co., Ltd.........................  10,000     39,774
       Kawasaki Heavy Industries, Ltd.................... 424,000  1,752,364
       Kawasaki Kasei Chemicals, Ltd.....................  23,000     38,709
       Kawasaki Kinkai Kisen Kaisha, Ltd.................  28,000     92,466
      #Kawasaki Kisen Kaisha, Ltd........................ 758,000  2,541,854
      #*Kawashima Selkon Textiles Co., Ltd............... 108,000     81,799
       Kawasumi Laboratories, Inc........................  22,000    147,971
       Kayaba Industry Co., Ltd.......................... 150,000  1,247,850
       KDDI Corp.........................................     218  1,455,385
      #Keihan Electric Railway Co., Ltd..................  70,000    290,209
       Keihanshin Real Estate Co., Ltd...................   6,100     31,450
       Keihin Co., Ltd. (The)............................  59,000     67,538
       Keihin Corp.......................................  40,500    775,462
      #Keikyu Corp.......................................  88,000    614,310
      #Keio Corp......................................... 125,000    702,084
       Keisei Electric Railway Co., Ltd.................. 166,000    963,196
       Keiyo Bank, Ltd. (The)............................ 245,000  1,205,282
      #Keiyo Co., Ltd....................................  41,100    208,269
      #*Kenedix, Inc.....................................   3,507    640,785
       Kentucky Fried Chicken Japan, Ltd.................   5,000    125,196
      #Kewpie Corp.......................................  90,200  1,080,436
      #Key Coffee, Inc...................................  17,900    310,045
       Keyence Corp......................................   1,869    493,898
      #Kikkoman Corp..................................... 141,050  1,400,196
      #Kimoto Co., Ltd...................................  46,400    372,325
      #Kimura Chemical Plants Co., Ltd...................   4,100     24,192
       Kinden Corp....................................... 154,000  1,312,877
      #*Kinki Nippon Tourist Co., Ltd....................  94,000     99,525
       Kinki Sharyo Co., Ltd.............................  35,000    144,407
      #Kintetsu Corp..................................... 200,000    598,900
       Kintetsu World Express, Inc.......................  10,300    347,944
      #Kinugawa Rubber Industrial Co., Ltd...............  36,000    175,218
      *Kirin Holdings Co., Ltd........................... 174,980  2,462,207
       Kirindo Co., Ltd..................................   2,700     13,936
      #Kisoji Co., Ltd...................................  15,900    315,982
       Kissei Pharmaceutical Co., Ltd....................  34,600    653,245
       Kitagawa Iron Works Co., Ltd...................... 128,000    233,179
       Kita-Nippon Bank, Ltd. (The)......................   8,800    200,503
       Kitano Construction Corp..........................  89,000    214,380
       Kito Corp.........................................     151    141,042
       Kitz Corp......................................... 108,000    562,655
       Kiyo Holdings, Inc................................ 600,000    853,965
       Koa Corp..........................................  61,600    687,231
       Koatsu Gas Kogyo Co., Ltd.........................  26,000    149,410
       Kobayashi Pharmaceutical Co., Ltd.................  10,700    502,914
       Kobayashi Yoko Co., Ltd...........................   1,900      4,607
       Kobe Steel, Ltd................................... 842,000  2,089,402
       Koekisha Co., Ltd.................................   1,800     28,164
      #Kohnan Shoji Co., Ltd.............................  45,600    752,376
       Kohsoku Corp......................................   5,000     37,564
       Koike Sanso Kogyo Co., Ltd........................  40,000    112,304
      *Koito Industries, Ltd.............................  18,000     24,731
       Koito Manufacturing Co., Ltd......................  51,000    801,998
      #Kojima Co., Ltd...................................  41,900    251,205
       Kokuyo Co., Ltd...................................  96,464    713,418
      #Komai Tekko, Inc..................................  59,000    195,965
       Komatsu Seiren Co., Ltd...........................  47,000    196,615
      #Komatsu Wall Industry Co., Ltd....................   9,900     97,655

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        JAPAN -- (Continued)........................
           Komatsu, Ltd.............................  54,600 $1,925,163
           Komeri Co., Ltd..........................  27,500    748,726
           Komori Corp..............................  95,600    909,965
          *Konaka Co., Ltd..........................  43,080    196,599
           Konami Co., Ltd..........................  27,862    555,313
          #Konami Corp. ADR.........................  19,770    389,469
          *Konica Minolta Holdings, Inc............. 166,000  1,461,803
           Konishi Co., Ltd.........................  19,600    261,217
          *Kosaido Co., Ltd.........................     600      1,760
           Kose Corp................................  18,000    469,063
          *Kosei Securities Co., Ltd................  58,000     51,762
           KRS Corp.................................  11,500    121,059
          *K's Holdings Corp........................  39,120  1,219,295
           KU Holdings Co., Ltd.....................   7,800     36,160
           Kubota Corp..............................   9,000     86,293
          #Kubota Corp. Sponsored ADR...............  46,500  2,211,075
          *Kumagai Gumi Co., Ltd.................... 168,000    184,833
          #Kumiai Chemical Industry Co., Ltd........  79,000    217,225
          #Kura Corp................................   5,200     75,433
           Kurabo Industries, Ltd................... 280,000    504,798
           Kuraray Co., Ltd.........................  95,500  1,391,197
           Kuraudia Co., Ltd........................   1,200     17,005
           Kureha Corp.............................. 137,000    686,367
          #*Kurimoto, Ltd........................... 207,000    440,564
           Kurita Water Industries, Ltd.............  11,600    339,746
           Kuroda Electric Co., Ltd.................  32,300    359,928
          #Kurosaki Harima Corp.....................  57,000    234,248
           Kusuri No Aoki Co., Ltd..................   4,200     59,896
           Kyocera Corp.............................   8,115    895,368
          #Kyocera Corp. Sponsored ADR..............  28,900  3,176,399
           Kyoden Co., Ltd..........................   7,000     11,496
           Kyodo Printing Co., Ltd.................. 118,000    242,904
           Kyodo Shiryo Co., Ltd.................... 133,000    146,838
          #Kyoei Sangyo Co., Ltd....................  21,000     38,756
           Kyoei Steel, Ltd.........................  18,200    319,816
          #Kyoei Tanker Co., Ltd....................  35,000     71,959
           Kyokuto Boeki Kaisha, Ltd................  10,000     19,413
           Kyokuto Kaihatsu Kogyo Co., Ltd..........  37,400    188,316
          *Kyokuto Securities Co., Ltd..............  50,200    327,430
          #Kyokuyo Co., Ltd......................... 114,000    225,666
           KYORIN Holdings, Inc.....................  51,000    910,556
           Kyoritsu Maintenance Co., Ltd............  16,840    242,432
           Kyosan Electric Manufacturing Co., Ltd... 105,000    597,410
           Kyoto Kimono Yuzen Co., Ltd..............  10,600    115,660
           Kyowa Exeo Corp..........................  82,500    868,008
           Kyowa Hakko Kirin Co., Ltd............... 167,000  1,666,303
           Kyowa Leather Cloth Co., Ltd.............  13,100     47,214
           Kyudenko Corp............................  67,000    398,579
           Kyushu Electric Power Co., Inc...........  29,400    543,549
          #*Laox Co., Ltd...........................  66,000     43,303
           Lawson, Inc..............................  10,200    500,453
           LEC, Inc.................................   4,200     64,018
          #*Leopalace21 Corp........................ 209,100    296,638
          #Life Corp................................  10,000    143,465
           Lintec Corp..............................  33,000    976,608
           Lion Corp................................  88,000    461,597
          *Lonseal Corp.............................  23,000     31,742
          #*Look, Inc...............................  78,000    118,967
          #M3, Inc..................................      13     84,493
           Mabuchi Motor Co., Ltd...................  22,400  1,111,340
           Macnica, Inc.............................  16,300    387,332

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       JAPAN -- (Continued)........................
          Macromill, Inc...........................     3,600 $   40,995
          Maeda Corp...............................   146,000    443,703
         #Maeda Road Construction Co., Ltd.........    87,000    825,663
          Maezawa Kasei Industries Co., Ltd........    14,200    143,425
          Maezawa Kyuso Industries Co., Ltd........    16,100    213,545
         *Makino Milling Machine Co., Ltd..........   127,000  1,193,888
         #Makita Corp..............................    14,500    666,722
         #Makita Corp. Sponsored ADR...............    12,696    594,173
          Mamiya-Op Co., Ltd.......................    43,000     49,147
          Mandom Corp..............................    11,600    304,970
          Marche Corp..............................     2,000     16,275
         #Mars Engineering Corp....................     7,700    126,303
          Marubeni Corp............................   417,359  3,049,070
          Marubun Corp.............................    27,100    129,421
          Marudai Food Co., Ltd....................   181,000    574,690
         *Maruei Department Store Co., Ltd.........    38,000     42,955
          Maruetsu, Inc. (The).....................    63,000    234,391
          Maruha Nichiro Holdings, Inc.............   221,815    330,390
          Marui Group Co., Ltd.....................   219,600  1,517,123
         #Maruichi Steel Tube, Ltd.................    48,800  1,214,394
          Maruka Machinery Co., Ltd................     4,000     30,397
          Marusan Securities Co., Ltd..............   107,500    450,831
         #Maruwa Co., Ltd..........................    17,000    628,766
          Maruyama Manufacturing Co, Inc...........    75,000    149,789
          Maruzen Showa Unyu Co., Ltd..............    75,000    238,418
          Maspro Denkoh Corp.......................    19,700    178,107
         #Matsuda Sangyo Co., Ltd..................    12,762    196,638
          Matsui Construction Co., Ltd.............    27,000    109,431
         #*Matsui Securities Co., Ltd..............    52,000    256,323
         *Matsumotokiyoshi Holdings Co., Ltd.......    18,900    401,585
         *Matsuya Co., Ltd.........................    14,700     76,505
          Matsuya Foods Co., Ltd...................    17,500    323,008
          Max Co., Ltd.............................    40,000    494,574
          Maxvalu Tokai Co., Ltd...................    11,600    145,923
          Mazda Motor Corp......................... 1,015,000  2,330,733
          MEC Co., Ltd.............................    20,100     93,849
          Medipal Holdings Corp....................   169,800  1,412,177
         #Megachips Corp...........................    11,900    203,342
          Megane TOP Co., Ltd......................    13,000    128,783
          Megmilk Snow Brand Co., Ltd..............    36,400    565,519
         #Meidensha Corp...........................   140,000    599,671
          Meiji Holdings Co., Ltd..................    43,410  1,854,040
          Meiji Shipping Co., Ltd..................     6,200     20,676
          Meitec Corp..............................     3,800     73,618
          Meito Sangyo Co., Ltd....................     6,500     82,641
          Meito Transportation Co., Ltd............     1,300      9,636
         #Meiwa Estate Co., Ltd....................    26,500    138,365
          Meiwa Trading Co., Ltd...................    42,200    138,019
          Melco Holdings, Inc......................     9,600    307,356
          Mesco, Inc...............................     6,000     49,070
          Michinoku Bank, Ltd. (The)...............   140,000    248,712
          Mie Bank, Ltd. (The).....................    64,000    166,988
          Mikuni Coca-Cola Bottling Co., Ltd.......    47,900    431,924
          Mikuni Corp..............................     7,000     16,728
          Milbon Co., Ltd..........................     5,280    148,417
          Mimasu Semiconductor Industry Co., Ltd...    34,700    412,045
          Minato Bank, Ltd. (The)..................   199,000    370,884
          Minebea Co., Ltd.........................   142,000    768,446
          Ministop Co., Ltd........................    29,200    472,960
         #Miraca Holdings, Inc.....................    20,800    791,961
          Mirait Holdings Corp.....................    74,630    564,192

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
                                                         Shares     Value++
                                                         ------     -----

     JAPAN -- (Continued)............................
        Miroku Jyoho Service Co., Ltd................     9,000 $    23,936
       #*Misawa Homes Co., Ltd.......................    22,000     124,859
        Misawa Resort Co., Ltd.......................     6,000      10,136
        Misumi Group, Inc............................    12,800     322,771
        Mitani Corp..................................     8,900     146,570
        Mito Securities Co., Ltd.....................    72,000     105,519
       *Mitsuba Corp.................................    72,000     554,602
        Mitsubishi Chemical Holdings Corp............   489,500   3,314,594
        Mitsubishi Corp..............................   350,500   9,508,249
        Mitsubishi Electric Corp.....................   186,000   2,070,791
        Mitsubishi Estate Co., Ltd...................    37,073     648,770
        Mitsubishi Gas Chemical Co., Inc.............   375,000   2,937,916
        Mitsubishi Heavy Industries, Ltd............. 1,078,000   5,151,061
        Mitsubishi Kakoki Kaisha, Ltd................    66,000     157,446
        Mitsubishi Logistics Corp....................   138,000   1,526,459
        Mitsubishi Materials Corp....................   603,200   2,094,028
       *Mitsubishi Motors Corp.......................   495,000     607,316
       #Mitsubishi Paper Mills, Ltd..................   290,000     294,666
        Mitsubishi Pencil Co., Ltd...................    35,900     639,878
        Mitsubishi Steel Manufacturing Co., Ltd......   247,000     833,485
        Mitsubishi Tanabe Pharma Corp................   116,000   1,924,388
        Mitsubishi UFJ Financial Group, Inc.......... 2,706,300  12,989,127
        Mitsubishi UFJ Financial Group, Inc. ADR..... 1,847,677   8,813,419
        Mitsuboshi Belting, Ltd......................    89,000     419,951
        Mitsui & Co., Ltd............................   297,200   5,288,701
        Mitsui & Co., Ltd. Sponsored ADR.............    15,592   5,539,058
       #Mitsui Chemicals, Inc........................   582,065   2,132,650
        Mitsui Engineering & Shipbuilding Co., Ltd...   531,000   1,318,415
        Mitsui Fudosan Co., Ltd......................   108,000   1,874,363
        Mitsui High-Tec, Inc.........................    45,400     226,486
        Mitsui Home Co., Ltd.........................    46,000     231,495
        Mitsui Knowledge Industry Co., Ltd...........     1,115     166,176
       #Mitsui Matsushima Co., Ltd...................   118,000     269,850
        Mitsui Mining & Smelting Co., Ltd............   588,000   2,105,108
        Mitsui O.S.K. Lines, Ltd.....................   388,000   2,164,079
       #Mitsui Sugar Co., Ltd........................    94,000     469,576
        Mitsui-Soko Co., Ltd.........................   144,000     534,230
        Mitsumi Electric Co., Ltd....................    87,600   1,123,294
        Mitsumura Printing Co., Ltd..................    15,000      44,093
        Mitsuuroko Co., Ltd..........................    37,100     249,121
       #Miura Co., Ltd...............................    17,200     488,691
       #Miyachi Corp.................................     2,400      18,645
       *Miyaji Engineering Group, Inc................    72,000      99,201
        Miyazaki Bank, Ltd. (The)....................   189,000     428,219
        Miyoshi Oil & Fat Co., Ltd...................    86,000     125,743
        Mizuho Financial Group, Inc.................. 5,639,900   8,935,550
       #*Mizuho Investors Securities Co., Ltd........   308,000     294,628
        Mizuho Securities Co., Ltd...................   428,000   1,089,292
       #Mizuho Trust & Banking Co., Ltd..............   136,000     115,004
       #Mizuno Corp..................................   107,000     461,987
        Mochida Pharmaceutical Co., Ltd..............    48,000     533,852
       #Modec, Inc...................................    10,500     194,284
       #Monex Group, Inc.............................     2,264     450,950
       #Mori Seiki Co., Ltd..........................    48,700     624,690
        Morinaga & Co., Ltd..........................   135,000     303,929
        Morinaga Milk Industry Co., Ltd..............   241,000     972,818
        Morita Holdings Corp.........................    43,000     270,517
        Morozoff, Ltd................................    48,000     152,492
        Mory Industries, Inc.........................    45,000     189,706
        MOS Food Services, Inc.......................    22,000     404,340
        Moshi Moshi Hotline, Inc.....................       900      16,511

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       JAPAN -- (Continued)........................
          MR MAX Corp..............................    35,900 $  127,343
          MS&AD Insurance Group Holdings, Inc......   200,774  4,701,698
          Murata Manufacturing Co., Ltd............    44,900  3,242,873
          Musashi Seimitsu Industry Co., Ltd.......     4,400    106,203
          Musashino Bank, Ltd......................    41,700  1,320,600
          Mutoh Holdings Co., Ltd..................    43,000    103,286
          Nabtesco Corp............................    36,000    921,620
          Nac Co., Ltd.............................     3,300     56,793
          Nachi-Fujikoshi Corp.....................   206,000  1,150,996
          Nagaileben Co., Ltd......................     7,300    195,392
          Nagano Bank, Ltd. (The)..................    71,000    149,716
          Nagano Keiki Co., Ltd....................     1,900     14,744
          Nagase & Co., Ltd........................   123,000  1,558,172
          Nagatanien Co., Ltd......................     7,000     70,477
          Nagoya Railroad Co., Ltd.................   201,000    528,139
         #*Naigai Co., Ltd.........................    28,000     14,153
          Naikai Zosen Corp........................     3,000     13,564
          Nakabayashi Co., Ltd.....................    68,000    137,026
          Nakamuraya Co., Ltd......................    25,000    117,260
          Nakano Corp..............................    33,000     78,318
         *Nakayama Steel Works, Ltd................   165,000    229,099
          Namco Bandai Holdings, Inc...............   183,800  2,029,810
         #Nankai Electric Railway Co., Ltd.........    90,000    347,587
         #Nanto Bank, Ltd. (The)...................   222,000  1,085,926
          Natori Co., Ltd..........................     4,600     44,743
          NEC Capital Solutions, Ltd...............    18,800    279,328
         *NEC Corp................................. 1,702,800  3,591,702
          NEC Fielding, Ltd........................    19,200    214,810
          NEC Mobiling, Ltd........................    12,000    399,917
          NEC Networks & System Integration Corp...    25,700    335,809
         #Net One Systems Co., Ltd.................       272    492,520
         *Neturen Co., Ltd.........................    48,500    384,428
         #*New Japan Radio Co., Ltd................    46,000    118,845
          New Tachikawa Aircraft Co., Ltd..........     1,600     80,637
          NGK Insulators, Ltd......................    29,000    503,186
          NGK Spark Plug Co., Ltd..................   126,000  1,753,908
          NHK Spring Co., Ltd......................   130,000  1,236,281
          NIC Corp.................................     6,400     34,214
          Nice Holdings, Inc.......................    88,000    210,858
          Nichia Steel Works, Ltd..................    53,000    141,590
          Nichias Corp.............................   116,000    705,808
          Nichiban Co., Ltd........................    38,000    129,155
         #Nichicon Corp............................    69,200  1,063,543
          Nichiden Corp............................     5,700    169,097
          Nichiha Corp.............................    36,600    317,098
          Nichii Gakkan Co.........................    45,000    354,072
          Nichimo Co., Ltd.........................    15,000     30,648
          Nichirei Corp............................   281,000  1,234,624
          Nichireki Co., Ltd.......................    35,000    172,529
          Nidec Copal Corp.........................    14,400    167,922
          Nidec Corp...............................     4,542    394,190
         #Nidec Corp. ADR..........................     9,900    216,315
          Nidec Sankyo Corp........................    38,000    253,494
          Nidec Tosok Corp.........................    17,300    152,784
          Nifco, Inc...............................    53,800  1,360,295
         #NIFTY Corp...............................       178    256,207
         #Nihon Chouzai Co., Ltd...................     4,810    180,382
         #Nihon Dempa Kogyo Co., Ltd...............    23,700    361,368
          Nihon Eslead Corp........................    14,200    125,752
         *Nihon Inter Electronics Corp.............    19,200     34,966
          Nihon Kagaku Sangyo Co., Ltd.............    11,000     91,685
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       JAPAN -- (Continued)...........................
          Nihon Kohden Corp...........................  25,300 $  537,305
          Nihon M&A Center, Inc.......................      29    154,421
         #Nihon Nohyaku Co., Ltd......................  92,000    412,587
          Nihon Parkerizing Co., Ltd..................  41,000    570,322
          Nihon Plast Co., Ltd........................   2,900     23,546
          Nihon Shokuh Kako Co., Ltd..................   7,000     34,242
          Nihon Trim Co., Ltd.........................     250      6,189
          Nihon Unisys, Ltd...........................  76,000    469,805
          Nihon Yamamura Glass Co., Ltd............... 175,000    484,752
          Nikkiso Co., Ltd............................  57,000    473,365
          Nikko Co., Ltd..............................  28,000    118,718
          Nikon Corp..................................  47,000    985,008
          Nintendo Co., Ltd...........................   4,500  1,064,764
          Nippo Corp..................................  65,000    523,233
          Nippon Beet Sugar Manufacturing Co., Ltd.... 156,000    350,347
         #Nippon Carbide Industries Co., Inc..........  78,000    199,685
          Nippon Carbon Co., Ltd...................... 120,000    279,496
          Nippon Ceramic Co., Ltd.....................  26,300    556,598
          Nippon Chemical Industrial Co., Ltd......... 141,000    305,719
          Nippon Chemi-Con Corp....................... 166,000    868,737
         #Nippon Chemiphar Co., Ltd...................  12,000     37,997
         #Nippon Chuzo K.K............................  27,000     58,638
         #Nippon Coke & Engineering Co., Ltd.......... 330,000    631,755
         *Nippon Columbia Co., Ltd.................... 166,000     74,412
          Nippon Concrete Industries Co., Ltd.........  33,000     98,420
          Nippon Conveyor Co., Ltd....................  57,000     59,646
          Nippon Denko Co., Ltd.......................  73,000    477,480
          Nippon Densetsu Kogyo Co., Ltd..............  52,000    499,985
          Nippon Denwa Shisetu Co., Ltd...............  52,000    158,879
          Nippon Electric Glass Co., Ltd.............. 108,000  1,635,193
          Nippon Express Co., Ltd..................... 482,000  1,920,473
          Nippon Felt Co., Ltd........................  15,100     72,275
          Nippon Filcon Co., Ltd......................  16,300     78,218
          Nippon Fine Chemical Co., Ltd...............  23,700    144,199
          Nippon Flour Mills Co., Ltd................. 167,000    828,135
         *Nippon Formula Feed Manufacturing Co., Ltd.. 105,000    115,931
         #Nippon Gas Co., Ltd.........................  16,800    234,014
          Nippon Hume Corp............................  31,000    136,267
          Nippon Jogesuido Sekkei Co., Ltd............      82    124,337
          Nippon Kanzai Co., Ltd......................   2,800     46,810
         #Nippon Kasei Chemical Co., Ltd..............  32,000     68,713
          Nippon Kayaku Co., Ltd...................... 159,000  1,535,885
         #*Nippon Kinzoku Co., Ltd....................  87,000    152,769
          Nippon Koei Co., Ltd........................ 107,000    386,036
          Nippon Konpo Unyu Soko Co., Ltd.............  66,000    708,640
         #Nippon Koshuha Steel Co., Ltd............... 105,000    158,547
          Nippon Light Metal Co., Ltd................. 606,000  1,238,177
          Nippon Meat Packers, Inc.................... 159,000  2,202,580
         #*Nippon Metal Industry Co., Ltd............. 146,000    165,893
          Nippon Paint Co., Ltd....................... 191,000  1,340,181
          Nippon Paper Group, Inc..................... 102,602  2,061,578
          Nippon Parking Development Co., Ltd.........     143      6,193
          Nippon Pillar Packing Co., Ltd..............  38,000    325,636
         #*Nippon Piston Ring Co., Ltd................ 119,000    268,240
          Nippon Road Co., Ltd. (The).................  88,000    258,031
          Nippon Seiki Co., Ltd.......................  47,000    544,947
          Nippon Seisen Co., Ltd......................  51,000    269,170
          Nippon Sharyo, Ltd..........................  18,000     78,977
          Nippon Sheet Glass Co., Ltd................. 685,000  2,017,066
         #Nippon Shinyaku Co., Ltd....................  66,000    860,874
          Nippon Shokubai Co., Ltd.................... 115,000  1,509,421
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   JAPAN -- (Continued)...................................
     #Nippon Signal Co., Ltd.............................. 103,900 $  811,747
      Nippon Soda Co., Ltd................................ 162,000    711,295
      Nippon Steel Corp................................... 424,000  1,326,290
      Nippon Steel Trading Co., Ltd.......................  66,000    189,362
     #Nippon Suisan Kaisha, Ltd........................... 240,800    673,432
      Nippon Synthetic Chemical Industry Co., Ltd. (The)..  65,000    412,440
      Nippon Telegraph & Telephone Corp...................   5,100    237,647
     #Nippon Telegraph & Telephone Corp. ADR..............  68,900  1,595,035
      Nippon Television Network Corp......................   3,310    470,684
     #Nippon Thompson Co., Ltd............................  92,000    684,772
      Nippon Tungsten Co., Ltd............................  15,000     51,960
      Nippon Valqua Industries, Ltd....................... 133,000    387,946
     #*Nippon Yakin Kogyo Co., Ltd........................ 186,000    441,428
      Nippon Yusen K.K.................................... 838,904  3,101,295
      Nippon Yusoki Co., Ltd..............................  31,000     72,681
     #Nipro Corp..........................................  63,000  1,284,829
     #*NIS Group Co., Ltd................................. 191,604     16,486
     *NIS Group Co., Ltd. ADR.............................  30,800      1,327
      Nishimatsu Construction Co., Ltd.................... 367,000    559,618
      Nishimatsuya Chain Co., Ltd.........................  51,100    432,387
      Nishi-Nippon Bank, Ltd.............................. 802,000  2,271,565
      Nishi-Nippon Railroad Co., Ltd...................... 148,000    639,627
     *Nishishiba Electric Co., Ltd........................  10,000     29,780
      Nissan Chemical Industries, Ltd.....................  24,000    249,028
      Nissan Motor Co., Ltd............................... 659,900  6,349,237
      Nissan Shatai Co., Ltd..............................  95,000    711,794
     #*Nissan Tokyo Sales Holdings Co., Ltd...............  36,000     49,953
      Nissei Corp.........................................  20,100    177,396
      Nissei Plastic Industrial Co., Ltd..................   7,600     23,391
      Nissen Holdings Co., Ltd............................  30,000    195,391
     #Nissha Printing Co., Ltd............................  28,600    583,911
      Nisshin Fudosan Co., Ltd............................  38,300    205,062
     #Nisshin Oillio Group, Ltd. (The).................... 145,000    678,962
      Nisshin Seifun Group, Inc........................... 111,200  1,391,987
      Nisshin Steel Co., Ltd.............................. 717,000  1,431,201
      Nisshinbo Holdings, Inc............................. 148,000  1,464,953
      Nissin Corp.........................................  88,000    228,241
      Nissin Electric Co., Ltd............................  32,000    262,917
     #Nissin Foods Holdings Co., Ltd......................  19,175    679,708
      Nissin Kogyo Co., Ltd...............................  40,300    677,812
      Nissin Sugar Manufacturing Co., Ltd.................  47,000    105,138
      Nissui Pharmaceutical Co., Ltd......................  17,700    144,079
      Nitchitsu Co., Ltd..................................  11,000     28,485
      Nitori Holdings Co., Ltd............................   4,500    389,125
     #Nitta Corp..........................................  28,800    516,214
      Nittan Valve Co., Ltd...............................  31,700    114,568
      Nittetsu Mining Co., Ltd............................ 103,000    490,511
      Nitto Boseki Co., Ltd............................... 291,000    706,822
      #Nitto Denko Corp...................................  41,800  2,238,657
      Nitto FC Co., Ltd...................................   5,100     27,913
      Nitto Kogyo Corp....................................  51,700    534,693
      Nitto Kohki Co., Ltd................................  10,000    244,048
      Nitto Seiko Co., Ltd................................  39,000    111,509
     #Nittoc Construction Co., Ltd........................  29,000     61,486
      NKSJ Holdings, Inc.................................. 544,800  3,511,332
     *Noevir Holdings Co., Ltd............................  10,100    111,565
     #NOF Corp............................................ 178,000    781,389
      Nohmi Bosai, Ltd....................................  34,000    202,911
     #NOK Corp............................................ 108,000  1,846,018
     #Nomura Co., Ltd.....................................  56,000    166,944
      Nomura Holdings, Inc................................ 862,100  4,404,072
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         JAPAN -- (Continued)......................
           #Nomura Holdings, Inc. ADR.............. 402,117 $2,050,797
            Nomura Real Estate Holdings, Inc.......  95,000  1,467,457
            Nomura Research Institute, Ltd.........   8,500    182,731
            Noritake Co., Ltd...................... 130,000    520,441
           *Noritsu Koki Co., Ltd..................  26,000    149,459
            Noritz Corp............................  22,400    390,488
            NS Solutions Corp......................  17,500    334,623
           *NS United Kaiun Kaisha, Ltd............ 169,000    337,219
           #NSD Co., Ltd...........................  28,300    261,942
            NSK, Ltd............................... 248,000  2,200,786
            NTN Corp............................... 383,000  1,839,203
           #NTT Data Corp..........................     149    493,724
            NTT DoCoMo, Inc........................   1,672  3,102,187
           #NTT DoCoMo, Inc. Sponsored ADR.........  44,600    825,546
           #Obara Corp.............................  15,200    176,057
            Obayashi Corp.......................... 399,000  1,683,187
           #Obayashi Road Corp.....................  59,000    138,742
            Obic Business Consultants Co., Ltd.....   2,550    154,162
            Obic Co., Ltd..........................   5,000    927,223
           #Odakyu Electric Railway Co., Ltd.......  86,000    694,935
            Oenon Holdings, Inc....................  51,000    120,540
            Ogaki Kyoritsu Bank, Ltd. (The)........ 297,000    953,090
           #Ohara, Inc.............................   9,500    102,279
            Ohashi Technica, Inc...................   3,000     21,671
            Oie Sangyo Co., Ltd....................   1,200     11,480
            Oiles Corp.............................  24,068    464,289
            Oita Bank, Ltd. (The).................. 167,000    531,779
            Oji Paper Co., Ltd..................... 521,000  2,339,264
            Okabe Co., Ltd.........................  54,900    304,836
            Okamoto Industries, Inc................  52,000    199,574
           *Okamoto Machine Tool Works, Ltd........  34,000     56,680
           #Okamura Corp...........................  77,000    437,412
            Okano Valve Manufacturing Co., Ltd.....   4,000     21,045
           #Okasan Securities Group, Inc........... 197,000    706,709
            Okaya Electric Industries Co., Ltd.....   4,700     26,839
            Oki Electric Cable Co., Ltd............  12,000     29,694
           *Oki Electric Industry Co., Ltd......... 582,000    477,111
            Okinawa Electric Power Co., Ltd........   9,880    430,885
           #*OKK Corp.............................. 126,000    163,205
           #OKUMA Corp............................. 147,000  1,384,692
            Okumura Corp........................... 204,000    797,973
            Okura Industrial Co., Ltd..............  59,000    186,003
            Okuwa Co., Ltd.........................  18,000    185,539
            Olympic Corp...........................  21,300    149,087
           #Olympus Corp...........................  14,000    396,241
           *Omikenshi Co., Ltd.....................  24,000     18,147
            Omron Corp.............................  68,100  1,860,395
           #Ono Pharmaceutical Co., Ltd............  19,400    980,048
           *ONO Sokki Co., Ltd.....................  25,000     69,493
            Onoken Co., Ltd........................  16,700    154,417
            Onward Holdings Co., Ltd............... 139,000  1,035,477
            Optex Co., Ltd.........................  16,000    217,113
            ORACLE Corp. Japan.....................   3,200    138,665
           #Organo Corp............................  63,000    456,753
            Oriental Land Co., Ltd.................   5,200    441,521
           #Origin Electric Co., Ltd...............  27,000    140,156
           #Osaka Gas Co., Ltd..................... 275,000  1,014,819
           #Osaka Organic Chemical Industry, Ltd...  16,800     86,021
            Osaka Steel Co., Ltd...................  18,300    330,189
            Osaka Titanium Technologies Co., Ltd...   2,100    163,109
           #Osaki Electric Co., Ltd................  28,000    253,004
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 JAPAN -- (Continued).......................................
    OSG Corp................................................  30,600 $  410,224
    Otsuka Corp.............................................   5,000    314,042
    Oyo Corp................................................  23,800    244,958
   #*P.S. Mitsubishi Construction Co., Ltd..................  24,000    102,453
    Pacific Industrial Co., Ltd.............................  71,000    338,243
   *Pacific Metals Co., Ltd................................. 120,000    909,152
    Pack Corp. (The)........................................  13,500    217,896
    Pal Co., Ltd............................................   7,900    247,071
    PanaHome Corp........................................... 104,000    694,947
    Panasonic Corp.......................................... 195,000  2,397,788
    Panasonic Corp. Sponsored ADR........................... 204,353  2,511,498
    Panasonic Electric Works Information Systems Co., Ltd...   1,800     47,819
    Paramount Bed Co., Ltd..................................  19,800    536,890
    Parco Co., Ltd..........................................  59,500    508,011
    Paris Miki Holdings, Inc................................  31,100    303,682
    Park24 Co., Ltd.........................................  18,700    195,389
   #Pasco Corp..............................................  29,000    103,350
    Pasona Group, Inc.......................................     108     97,479
    PCA Corp................................................   1,000     13,365
   #Penta-Ocean Construction Co., Ltd....................... 370,000    816,714
    PGM Holdings K.K........................................     555    308,925
   #*PIA Corp...............................................   4,400     42,714
    Pigeon Corp.............................................   8,600    296,143
    Pilot Corp..............................................     158    291,977
    Piolax, Inc.............................................  13,900    319,382
   *Pioneer Electronic Corp................................. 176,400    746,142
    Plenus Co., Ltd.........................................  18,000    274,567
    Point, Inc..............................................   2,010     91,972
    Poplar Co., Ltd.........................................   3,500     18,270
    Press Kogyo Co., Ltd.................................... 144,000    658,703
    Prima Meat Packers, Ltd................................. 200,000    267,724
    Pronexus, Inc...........................................  30,900    152,439
    Raito Kogyo Co., Ltd....................................  59,800    216,379
   #*Rasa Industries, Ltd...................................  80,000    120,396
   #*Renesas Electronics Corp............................... 203,000  1,759,501
    Rengo Co., Ltd.......................................... 263,710  1,578,658
   #*Renown, Inc............................................  76,600    156,463
    Resona Holdings, Inc....................................  31,700    150,293
    Resorttrust, Inc........................................  26,200    319,699
    Rheon Automatic Machinery Co., Ltd......................   7,000     15,954
    Rhythm Watch Co., Ltd................................... 136,000    202,547
    Ricoh Co., Ltd.......................................... 355,619  3,924,448
    Ricoh Leasing Co., Ltd..................................  17,900    401,131
   *Right On Co., Ltd.......................................  11,700     55,757
    Riken Corp.............................................. 134,000    527,783
    Riken Keiki Co., Ltd....................................  21,000    179,203
    Riken Technos Corp......................................  62,000    202,663
    Riken Vitamin Co., Ltd..................................  12,100    308,818
    Ringer Hut Co., Ltd.....................................   7,600     96,145
    Rinnai Corp.............................................  17,400  1,154,896
   *Riso Kagaku Corp........................................  20,079    377,954
    Riso Kyoiku Co., Ltd....................................     875     43,362
   #Rock Field Co., Ltd.....................................  16,700    265,500
    Rohm Co., Ltd...........................................  66,700  4,017,079
    Rohto Pharmaceutical Co., Ltd...........................  48,000    488,104
    Roland Corp.............................................  33,100    381,138
    Roland DG Corp..........................................  10,400    167,363
    Round One Corp.......................................... 103,700    630,407
    Royal Holdings Co., Ltd.................................  50,100    517,066
    Ryobi, Ltd.............................................. 154,000    596,703
    Ryoden Trading Co., Ltd.................................  56,000    344,717

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           JAPAN -- (Continued)..................
             #Ryohin Keikaku Co., Ltd............   9,175 $  425,893
              Ryosan Co., Ltd....................  34,600    802,753
              Ryoshoku, Ltd......................   9,000    191,911
              Ryoyo Electro Corp.................  50,100    515,355
              S Foods, Inc.......................  27,000    217,672
              S.T. Chemical Co., Ltd.............   8,000     82,564
             #*Sagami Chain Co., Ltd.............  20,000    115,384
             #Saibu Gas Co., Ltd................. 167,000    403,677
              Saizeriya Co., Ltd.................  17,500    298,410
             *Sakai Chemical Industry Co., Ltd... 117,000    609,183
              Sakai Heavy Industries, Ltd........  54,000    107,854
             #*Sakai Ovex Co., Ltd...............  63,000     98,654
              Sakata INX Corp....................  87,000    397,138
              Sakata Seed Corp...................  44,300    628,531
              Sala Corp..........................  58,500    276,899
              San-A Co., Ltd.....................   6,700    260,234
              San-Ai Oil Co., Ltd................  86,000    464,381
             #Sanden Corp........................ 245,000  1,160,028
              Sanei-International Co., Ltd.......  28,600    318,127
              Sangetsu Co., Ltd..................   4,500    103,507
              San-in Godo Bank, Ltd. (The)....... 156,000  1,157,081
             #*Sanix, Inc........................  22,200     66,827
             #Sankei Building Co., Ltd...........  62,800    357,958
             #Sanken Electric Co., Ltd........... 121,000    648,354
              Sanki Engineering Co., Ltd.........  63,000    375,974
              Sanko Marketing Foods Co., Ltd.....      62     59,393
              Sanko Metal Industrial Co., Ltd....  21,000     58,632
              Sankyo Co., Ltd....................  21,100  1,097,317
              Sankyo Seiko Co., Ltd..............  54,900    173,704
             *Sankyo-Tateyama Holdings, Inc...... 356,000    515,181
              Sankyu, Inc........................ 114,000    523,905
              Sanoh Industrial Co., Ltd..........  51,800    402,874
              Sanrio Co., Ltd....................  11,500    382,683
              Sanshin Electronics Co., Ltd.......  46,300    386,977
             *Sansui Electric Co., Ltd........... 147,000      1,812
              Santen Pharmaceutical Co., Ltd.....  14,600    564,727
              Sanwa Holdings Corp................ 219,000    712,527
              Sanyo Chemical Industries, Ltd.....  65,000    531,147
              Sanyo Denki Co., Ltd...............  47,000    404,384
              Sanyo Housing Nagoya Co., Ltd......      93     85,089
              Sanyo Shokai, Ltd.................. 124,000    371,684
              Sanyo Special Steel Co., Ltd....... 130,000    726,122
              Sapporo Hokuyo Holdings, Inc....... 376,800  1,671,465
             *Sapporo Holdings, Ltd.............. 151,000    606,786
              Sasebo Heavy Industries Co., Ltd... 107,000    204,767
              Sato Corp..........................  40,000    524,066
              Sato Shoji Corp....................  19,700    106,640
              Satori Electric Co., Ltd...........  20,200    129,379
              Sawai Pharmaceutical Co., Ltd......   1,900    170,484
              Saxa Holdings, Inc.................  86,000    140,727
             #SBI Holdings, Inc..................  23,685  2,553,358
              Scroll Corp........................  26,100     91,188
              Secom Co., Ltd.....................  13,300    659,728
              Secom Joshinetsu Co., Ltd..........   1,500     41,468
              Sega Sammy Holdings, Inc...........  54,612    956,588
              Seibu Electric Industry Co., Ltd...  16,000     68,623
              Seika Corp.........................  65,000    179,485
              Seikagaku Corp.....................  28,100    325,804
             #*Seikitokyu Kogyo Co., Ltd......... 121,000     97,776
              Seiko Epson Corp................... 129,500  2,253,386
             #Seiko Holdings Corp................ 106,000    348,121

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
                                                        Shares    Value++
                                                        ------    -----

       JAPAN -- (Continued)...........................
          Seino Holdings Co., Ltd..................... 197,000 $1,479,868
          Seiren Co., Ltd.............................  81,500    547,799
          Sekisui Chemical Co., Ltd................... 257,000  2,156,218
          Sekisui House, Ltd.......................... 329,000  3,189,236
          Sekisui Jushi Co., Ltd......................  60,000    623,885
          Sekisui Plastics Co., Ltd...................  90,000    329,971
          Senko Co., Ltd.............................. 135,000    401,421
          Senshu Electric Co., Ltd....................   9,500    119,645
          Senshu Ikeda Holdings, Inc.................. 292,800    437,224
          Senshukai Co., Ltd..........................  41,400    254,296
          Seven & I Holdings Co., Ltd................. 171,552  4,317,296
         #Sharp Corp.................................. 355,000  3,266,224
         *Shibaura Mechatronics Corp..................  41,000    120,106
          Shibusawa Warehouse Co., Ltd................  56,000    180,231
          Shibuya Kogyo Co., Ltd......................   7,300     80,483
          Shiga Bank, Ltd............................. 228,000  1,223,226
         #*Shikibo, Ltd............................... 165,000    192,833
          Shikoku Bank, Ltd........................... 168,000    503,953
          Shikoku Chemicals Corp......................  55,000    332,015
         #Shikoku Electric Power Co., Inc.............  25,000    634,508
         #Shima Seiki Manufacturing Co., Ltd..........  26,000    689,656
          Shimachu Co., Ltd...........................  50,200  1,171,898
         #Shimadzu Corp............................... 165,000  1,433,496
          Shimamura Co., Ltd..........................   7,500    706,278
          Shimano, Inc................................   8,200    438,054
         #Shimizu Bank, Ltd...........................   9,600    385,167
         #Shimizu Corp................................ 312,000  1,318,234
          Shimojima Co., Ltd..........................   1,500     17,428
          Shin Nippon Air Technologies Co., Ltd.......  26,100    132,419
          Shinagawa Refractories Co., Ltd............. 128,000    402,070
         #Shindengen Electric Manufacturing Co., Ltd..  92,000    399,414
          Shin-Etsu Chemical Co., Ltd.................  30,200  1,571,105
          Shin-Etsu Polymer Co., Ltd..................  51,000    274,341
         #Shinkawa, Ltd...............................  35,000    334,455
          Shin-Keisei Electric Railway Co., Ltd.......  25,000    105,452
         #Shinko Electric Industries Co., Ltd.........  83,900    861,609
          Shinko Plantech Co., Ltd....................  12,500    140,055
          Shinko Shoji Co., Ltd.......................  35,800    304,275
          Shinko Wire Co., Ltd........................  47,000     85,075
         #Shin-Kobe Electric Machinery Co., Ltd.......  14,000    215,426
          Shinmaywa Industries, Ltd................... 175,000    746,827
         #Shinnihon Corp..............................  36,600    112,070
          Shinsei Bank, Ltd........................... 988,000  1,188,143
          Shinsho Corp................................  74,000    194,109
          Shinwa Co., Ltd.............................   5,000     54,276
         *Shinyei Kaisha..............................   5,000      7,886
          Shionogi & Co., Ltd.........................  54,000    875,404
         #Ship Healthcare Holdings, Inc...............  34,000    441,583
         #Shiroki Corp................................ 132,000    428,198
          Shiseido Co., Ltd...........................  18,000    299,402
          Shizuki Electric Co., Inc...................  24,000    102,979
          Shizuoka Bank, Ltd.......................... 364,000  3,316,635
         #Shizuoka Gas Co., Ltd.......................  71,000    419,313
          Sho-Bond Corp...............................  20,600    539,325
          Shobunsha Publications, Inc.................  17,200    129,921
         #Shochiku Co., Ltd...........................  39,000    281,456
          Shoei Co., Ltd..............................     600      4,653
          Shoko Co., Ltd..............................  54,000     73,010
         #Showa Aircraft Industry Co., Ltd............  11,000     88,907
         *Showa Corp..................................  80,600    524,589
          Showa Denko K.K............................. 913,000  1,822,080

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
                                                      Shares     Value++
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

       JAPAN -- (Continued).......................
          Showa Sangyo Co., Ltd...................    76,000 $   206,269
          Showa Shell Sekiyu K.K..................   124,100   1,353,949
          Siix Corp...............................    18,600     250,841
         *Silver Seiko, Ltd.......................   119,000       1,467
         #Simplex Holdings, Inc...................       141      66,907
          Sinanen Co., Ltd........................    70,000     293,662
          Sinfonia Technology Co., Ltd............    92,000     286,447
         *Sintokogio, Ltd.........................    71,600     716,406
         #SKY Perfect JSAT Holdings, Inc..........     1,778     710,522
          SMC Corp................................     5,100     931,645
          SMK Corp................................    87,000     380,540
          SNT Corp................................    29,300     138,278
          Soda Nikka Co., Ltd.....................    13,000      54,009
          Sodick Co., Ltd.........................    82,300     539,689
          Soft99 Corp.............................    10,600      63,954
          Softbank Corp...........................    34,600   1,460,010
          Sogo Medical Co., Ltd...................     5,300     170,531
          Sohgo Security Services Co., Ltd........    69,800     801,281
          Sojitz Corp............................. 1,411,500   2,723,804
          So-net Entertainment Corp...............       131     493,204
          Sonton Food Industry Co., Ltd...........     3,000      24,802
          Sony Corp...............................     2,000      56,471
          Sony Corp. Sponsored ADR................   340,489   9,639,244
          Sony Financial Holdings, Inc............    15,600     289,949
         *Sotetsu Holdings, Inc...................   135,000     370,408
          Sotoh Co., Ltd..........................     6,300      62,168
          Space Co., Ltd..........................     3,700      23,168
          SPK Corp................................     5,700      87,463
         #Square Enix Holdings Co., Ltd...........    36,800     613,159
          SRA Holdings, Inc.......................    15,500     138,985
          SRI Sports, Ltd.........................       150     163,401
         #St. Marc Holdings Co., Ltd..............     6,300     231,862
          Stanley Electric Co., Ltd...............    79,500   1,336,152
          Star Micronics Co., Ltd.................    47,900     540,797
          Starzen Co., Ltd........................    85,000     251,444
         #Stella Chemifa Corp.....................     7,000     255,007
          Studio Alice Co., Ltd...................    10,000     105,977
          Subaru Enterprise Co., Ltd..............     9,000      25,989
         *Sugi Holdings Co., Ltd..................     6,400     153,277
          Sugimoto & Co., Ltd.....................    10,300      97,008
         #*Sumco Corp.............................    45,660     880,767
          Sumida Corp.............................    19,700     188,290
          Sumikin Bussan Corp.....................    84,000     194,552
          Suminoe Textile Co., Ltd................    88,000     185,967
         #*Sumiseki Holdings, Inc.................    11,700      16,573
         #Sumisho Computer Systems Corp...........    23,300     331,580
          Sumitomo Bakelite Co., Ltd..............   205,000   1,314,714
         #Sumitomo Chemical Co., Ltd..............   601,000   3,196,128
          Sumitomo Corp...........................   399,400   5,509,659
          Sumitomo Densetsu Co., Ltd..............    29,800     126,560
         #Sumitomo Electric Industries, Ltd.......   276,900   3,855,321
          Sumitomo Forestry Co., Ltd..............   150,400   1,318,180
          Sumitomo Heavy Industries, Ltd..........   352,480   2,324,416
         #*Sumitomo Light Metal Industries, Ltd...   354,000     405,762
          Sumitomo Metal Industries, Ltd..........   191,000     404,057
          Sumitomo Metal Mining Co., Ltd..........   142,000   2,535,490
         #*Sumitomo Mitsui Construction Co., Ltd..   152,200     148,770
          Sumitomo Mitsui Financial Group, Inc....   484,058  15,035,748
         #Sumitomo Osaka Cement Co., Ltd..........   443,000   1,204,504
          Sumitomo Pipe & Tube Co., Ltd...........    41,400     304,066
         #Sumitomo Precision Products Co., Ltd....    49,000     392,154

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                                                       Shares    Value++
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

       JAPAN -- (Continued)........................
          Sumitomo Real Estate Sales Co., Ltd......     5,080 $  206,743
          Sumitomo Realty & Development Co., Ltd...    26,000    538,178
          Sumitomo Rubber Industries, Ltd..........    97,300  1,102,578
          Sumitomo Seika Chemicals Co., Ltd........    88,000    519,180
          Sumitomo Warehouse Co., Ltd..............   192,000    884,182
          Sundrug Co., Ltd.........................     6,000    169,701
         #Sunx, Ltd................................    44,000    247,531
          Suruga Bank, Ltd.........................   169,000  1,410,591
         #Suzuken Co., Ltd.........................    73,700  1,842,627
          Suzuki Metal Industry Co., Ltd...........    16,000     41,612
          Suzuki Motor Corp........................    49,700  1,183,200
         *SWCC Showa Holdings Co., Ltd.............   407,000    514,037
         #*SxL Corp................................    85,000     75,298
         #Sysmex Corp..............................     7,000    245,175
         #Systena Corp.............................       210    231,004
          T&D Holdings, Inc........................   117,505  2,901,583
          T. Hasegawa Co., Ltd.....................    15,000    229,146
         #T. RAD Co., Ltd..........................    91,000    381,699
          Tachibana Eletech Co., Ltd...............    17,900    174,013
          Tachi-S Co., Ltd.........................    45,700    768,454
          Tact Home Co., Ltd.......................       181    159,439
          Tadano, Ltd..............................   120,421    644,040
          Taihei Dengyo Kaisha, Ltd................    35,000    316,478
          Taihei Kogyo Co., Ltd....................    85,000    386,215
         #Taiheiyo Cement Corp.....................   926,000  1,587,648
          Taiheiyo Kouhatsu, Inc...................    31,000     28,574
          Taiho Kogyo Co., Ltd.....................    37,900    306,421
          Taikisha, Ltd............................    26,900    516,528
         #*Taiko Bank, Ltd. (The)..................    14,000     41,527
          Taisei Corp.............................. 1,133,399  2,655,098
          Taisei Lamick Co., Ltd...................     1,600     45,802
         #Taisho Pharmaceutical Co., Ltd...........    62,000  1,462,162
         #Taiyo Nippon Sanso Corp..................    55,000    444,244
          Taiyo Yuden Co., Ltd.....................   103,000  1,450,453
          Takachiho Koheki Co., Ltd................     4,800     52,164
         #*Takagi Securities Co., Ltd..............    27,000     29,290
          Takamatsu Construction Group Co., Ltd....    18,500    258,094
          Takano Co., Ltd..........................    14,200     86,938
         #Takaoka Electric Manufacturing Co., Ltd..    84,000    326,979
          Takara Holdings, Inc.....................   165,000    803,030
         #Takara Printing Co., Ltd.................    20,700    167,194
          Takara Standard Co., Ltd.................   102,000    770,578
          Takasago International Corp..............    95,000    494,191
         #Takasago Thermal Engineering Co., Ltd....    64,400    550,048
         #Takashima & Co., Ltd.....................    19,000     50,331
         #Takashimaya Co., Ltd.....................   297,000  2,030,755
         *Takata Corp..............................    29,400    893,286
          Take & Give Needs Co., Ltd...............     1,189     82,987
          Takeda Pharmaceutical Co., Ltd...........    53,300  2,583,069
         #Takihyo Co., Ltd.........................     3,000     14,294
          Takiron Co., Ltd.........................    59,000    230,811
          Takisawa Machine Tool Co., Ltd...........    61,000     87,362
         *Takuma Co., Ltd..........................   113,000    415,049
          Tamron Co., Ltd..........................    12,700    279,748
         #Tamura Corp..............................   115,000    349,498
          Tanseisha Co., Ltd.......................    18,000     64,657
         #Tatsuta Electric Wire & Cable Co., Ltd...    96,000    458,972
         #Tayca Corp...............................    39,000    139,998
          TBK Co., Ltd.............................    45,000    221,631
         #TDK Corp.................................     4,600    237,337
         #TDK Corp. Sponsored ADR..................    48,131  2,490,298

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
                                                       Shares    Value++
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

        JAPAN -- (Continued).........................
          *Teac Corp.................................  26,000 $   12,277
           Techno Associe Co., Ltd...................   3,000     25,073
           Techno Ryowa, Ltd.........................   8,870     45,932
          #Tecmo Koei Holdings Co., Ltd..............  40,560    302,499
           Teijin, Ltd............................... 515,750  2,471,715
           Teikoku Electric Manufacturing Co., Ltd...   5,600    104,569
           Teikoku Piston Ring Co., Ltd..............  21,500    194,924
           Teikoku Sen-I Co., Ltd....................  13,000     81,152
          #Teikoku Tsushin Kogyo Co., Ltd............  46,000     86,500
          #Tekken Corp............................... 203,000    272,969
           Telepark Corp.............................      40     69,443
          #*Temp Holdings Co., Ltd...................   1,600     14,763
           Tenma Corp................................  34,200    370,637
          #Terumo Corp...............................   7,800    435,007
           THK Co., Ltd..............................  67,700  1,740,174
           Tigers Polymer Corp.......................   6,700     31,982
           TKC, Corp.................................  25,300    539,778
           TOA Corp.................................. 217,000    390,603
           Toa Oil Co., Ltd.......................... 101,000    141,009
           TOA ROAD Corp.............................  63,000    134,770
           Toa Valve Engineering, Inc................     200      4,241
           Toabo Corp................................  53,000     41,401
           Toagosei Co., Ltd......................... 178,000    964,003
          #*Tobishima Corp........................... 374,500    135,181
           Tobu Railway Co., Ltd..................... 173,000    675,523
           Tobu Store Co., Ltd.......................  30,000     90,524
           TOC Co., Ltd..............................  96,400    394,528
           Tocalo Co., Ltd...........................  15,900    299,583
           Tochigi Bank, Ltd......................... 151,000    613,515
           Toda Corp................................. 164,000    609,087
          #Toda Kogyo Corp...........................  47,000    440,188
           Toei Co., Ltd.............................  45,000    205,157
           Toenec Corp...............................  42,000    239,330
           Toho Bank, Ltd............................ 213,000    524,750
          *Toho Co., Ltd. (6895200)..................  74,000  1,120,338
           Toho Co., Ltd. (6895211)..................  28,000    103,232
           Toho Gas Co., Ltd......................... 150,000    702,500
          #Toho Holdings Co., Ltd....................  35,600    367,201
           Toho Real Estate Co., Ltd.................  22,600    126,424
          *Toho Titanium Co., Ltd....................   4,800    135,190
          #Toho Zinc Co., Ltd........................ 147,000    801,847
           Tohoku Bank, Ltd. (The)...................  86,000    125,842
           Tohto Suisan Co., Ltd.....................  61,000     99,889
          #Tohuku Electric Power Co., Inc............  62,800    922,294
           Tokai Carbon Co., Ltd..................... 169,000    891,334
          *TOKAI Holdings Corp.......................  18,000     90,538
          *Tokai Kanko Co., Ltd...................... 114,000     30,736
           Tokai Lease Co., Ltd......................  14,000     26,622
           Tokai Rika Co., Ltd.......................  58,000  1,016,314
           Tokai Rubber Industries, Ltd..............  45,100    549,055
           Tokai Tokyo Financial Holdings, Inc....... 272,000    815,233
           Token Corp................................   8,180    348,950
           Tokio Marine Holdings, Inc................ 197,112  5,514,097
           Tokio Marine Holdings, Inc. ADR...........  63,004  1,748,991
          #Toko Electric Corp........................  45,000    246,118
          #*Toko, Inc................................ 149,000    367,964
           Tokushu Tokai Paper Co., Ltd.............. 125,380    245,560
          #Tokuyama Corp............................. 302,000  1,570,165
           Tokyo Broadcasting System, Inc............  44,600    521,730
           Tokyo Denpa Co., Ltd......................   2,200     13,475
          *Tokyo Dome Corp........................... 185,000    400,631

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                                                          Shares    Value++
                                                          ------    -----

    JAPAN -- (Continued)................................
      #Tokyo Electric Power Co., Ltd....................  91,012 $  488,090
       Tokyo Electron Device, Ltd.......................     115    215,627
       Tokyo Electron, Ltd..............................  24,800  1,435,772
       Tokyo Energy & Systems, Inc......................  44,000    290,246
      #Tokyo Gas Co., Ltd............................... 189,000    843,231
      #Tokyo Individualized Educational Institute, Inc..  29,600     65,816
       Tokyo Kaikan Co., Ltd............................   2,000      7,623
      #TOKYO KEIKI, Inc................................. 114,000    164,015
      *Tokyo Kikai Seisakusho, Ltd......................  73,000     70,459
       Tokyo Ohka Kogyo Co., Ltd........................  56,200  1,188,511
       Tokyo Rakutenchi Co., Ltd........................  30,000     99,315
      #Tokyo Rope Manufacturing Co., Ltd................ 218,000    859,771
       Tokyo Sangyo Co., Ltd............................  24,500     75,044
      #Tokyo Seimitsu Co., Ltd..........................  42,600    833,398
       Tokyo Steel Manufacturing Co., Ltd............... 116,500  1,262,512
      #Tokyo Style Co., Ltd.............................  77,000    520,244
       Tokyo Tatemono Co., Ltd.......................... 335,000  1,211,376
       Tokyo Tatemono Real Estate Sales Co., Ltd........   2,400      7,574
       Tokyo Tekko Co., Ltd.............................  44,000    131,087
      #Tokyo Theatres Co, Inc...........................  84,000    111,070
      #*Tokyo Tomin Bank, Ltd...........................  46,100    616,372
       Tokyotokeiba Co., Ltd............................ 165,000    212,152
       Tokyu Community Corp.............................   9,900    292,664
       Tokyu Construction Co., Ltd......................  94,000    255,643
       Tokyu Corp....................................... 129,000    533,652
       Tokyu Land Corp.................................. 450,000  1,944,001
      #Tokyu Livable, Inc...............................  11,800    100,169
       Tokyu Recreation Co., Ltd........................   6,000     36,714
       Toli Corp........................................  61,000    140,944
       Tomato Bank, Ltd................................. 122,000    230,636
       Tomen Devices Corp...............................   3,000     74,973
       Tomen Electronics Corp...........................  15,600    211,189
      #Tomoe Corp.......................................  36,800    150,731
       Tomoe Engineering Co., Ltd.......................   7,100    151,065
       Tomoegawa Paper Co., Ltd.........................   8,000     20,493
       Tomoku Co., Ltd.................................. 103,000    282,275
      #TOMONY Holdings, Inc............................. 154,500    544,657
      #Tomy Co., Ltd....................................  19,100    164,680
       Tonami Holdings Co., Ltd.........................  88,000    161,966
       TonenGeneral Sekiyu K.K..........................  43,000    533,492
      #Topcon Corp......................................  46,300    263,961
       Toppan Forms Co., Ltd............................  46,600    372,896
       Toppan Printing Co., Ltd......................... 334,000  2,625,407
       Topre Corp.......................................  54,000    445,115
       Topy Industries, Ltd............................. 227,000    599,570
       Toray Industries, Inc............................ 320,000  2,373,631
      *Tori Holdings Co., Ltd...........................  11,700      2,560
       Toridoll.corp....................................      93    107,994
      #Torigoe Co., Ltd. (The)..........................  12,200    105,534
       Torii Pharmaceutical Co., Ltd....................  22,600    463,917
      #Torishima Pump Manufacturing Co., Ltd............  13,800    220,648
       Tose Co., Ltd....................................   3,800     22,750
       Tosei Corp.......................................     213     65,526
      #Toshiba Corp..................................... 227,000  1,208,751
       Toshiba Machine Co., Ltd......................... 138,000    737,955
       Toshiba Plant Kensetsu Co., Ltd..................  34,000    388,363
       Toshiba TEC Corp................................. 148,000    683,641
       Tosho Printing Co., Ltd..........................  75,000    128,409
       Tosoh Corp....................................... 502,000  1,941,961
       Totetsu Kogyo Co., Ltd...........................  37,000    320,819
       TOTO, Ltd........................................ 159,000  1,248,484

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
                                                    Shares     Value++
                                                    ------     -----

         JAPAN -- (Continued).....................
            Tottori Bank, Ltd.....................  69,000 $   140,059
            Touei Housing Corp....................  26,400     301,529
            Toukei Computer Co., Ltd..............   3,200      41,125
           #Tow Co., Ltd..........................   5,700      34,667
            Towa Bank, Ltd........................ 305,000     368,572
            Towa Corp.............................  21,100     157,377
            Towa Pharmaceutical Co., Ltd..........   3,200     166,838
           #Toyo Construction Co., Ltd............ 268,000     299,594
           #Toyo Corp.............................  36,600     371,847
           #Toyo Electric Manufacturing Co., Ltd..  21,000     100,182
            Toyo Engineering Corp................. 107,000     432,287
            Toyo Ink Manufacturing Co., Ltd....... 211,000   1,068,632
            Toyo Kanetsu K.K...................... 214,000     512,098
            Toyo Kohan Co., Ltd...................  63,000     333,260
            Toyo Securities Co., Ltd..............  94,000     141,601
            Toyo Seikan Kaisha, Ltd...............  94,400   1,604,812
            Toyo Sugar Refining Co., Ltd..........  29,000      38,524
           #Toyo Suisan Kaisha, Ltd...............  50,000   1,151,490
            Toyo Tanso Co, Ltd....................   2,100     116,646
            Toyo Tire & Rubber Co., Ltd........... 171,000     418,137
            Toyo Wharf & Warehouse Co., Ltd.......  64,000     106,787
            Toyobo Co., Ltd....................... 572,000     903,837
           *Toyoda Gosei Co., Ltd.................  51,900   1,133,973
            Toyota Auto Body Co., Ltd.............  46,600     824,688
            Toyota Boshoku Corp...................  36,900     575,018
            Toyota Motor Corp. Sponsored ADR...... 312,041  24,863,427
            Toyota Tsusho Corp.................... 134,525   2,243,072
            Trans Cosmos, Inc.....................  31,100     291,508
            Trend Micro, Inc......................   5,500     157,015
            Trend Micro, Inc. Sponsored ADR.......   3,540     100,784
            Trinity Industrial Corp...............   3,000      12,220
            Trusco Nakayama Corp..................  20,400     345,341
            TS Tech Co., Ltd......................  41,100     723,202
            Tsubakimoto Chain Co.................. 161,000     856,615
            Tsubakimoto Kogyo Co., Ltd............  24,000      58,432
           #*Tsudakoma Corp....................... 105,000     282,362
           #Tsugami Corp..........................  61,000     414,533
            Tsukishima Kikai Co., Ltd.............  36,000     330,333
           *Tsukuba Bank, Ltd..................... 103,400     300,159
            Tsumura & Co..........................  17,900     556,758
           *Tsuruha Holdings, Inc.................   9,200     435,195
            Tsurumi Manufacturing Co., Ltd........  28,000     196,739
           #Tsutsumi Jewelry Co., Ltd.............  14,600     364,288
            Tsuzuki Denki Co., Ltd................  12,000     106,285
            TV Asahi Corp.........................     236     362,618
           *TV Tokyo Holdings Corp................   4,200      53,936
            TYK Corp..............................  34,000      78,363
            Ube Industries, Ltd................... 620,000   1,983,075
           #Ube Material Industries, Ltd.......... 100,000     393,422
            Uchida Yoko Co., Ltd..................  87,000     280,563
           *UKC Holdings Corp.....................   3,400      36,578
            Ulvac, Inc............................  39,000     872,941
           #Uni-Charm Corp........................  11,700     463,434
           *Uniden Corp...........................  68,000     249,258
           #*Unihair Co., Ltd.....................  43,500     419,344
            Union Tool Co.........................  10,100     222,751
            Unipres Corp..........................  27,800     595,667
            United Arrows, Ltd....................   4,300      71,453
           *Unitika, Ltd.......................... 186,000     142,374
            Universe Co., Ltd.....................   6,700      99,677
            UNY Co., Ltd.......................... 223,200   1,955,946

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
                                                     Shares    Value++
                                                     ------    -----

         JAPAN -- (Continued)......................
            U-Shin, Ltd............................  51,500 $  360,993
           #Ushio, Inc.............................  48,200    981,424
            USS Co., Ltd...........................   3,430    263,584
            Utoc Corp..............................  18,700     48,525
            Valor Co., Ltd.........................  38,100    406,295
           #Vital KSK Holdings, Inc................  46,500    391,038
           #Wacoal Corp............................ 127,000  1,653,321
           #Wacom Co., Ltd.........................     139    177,647
           #*Wakachiku Construction Co., Ltd....... 104,000    140,694
            Wakamoto Pharmaceutical Co., Ltd.......   7,000     21,186
            Warabeya Nichiyo Co., Ltd..............  12,600    149,718
            Watabe Wedding Corp....................   9,200     84,340
            Watami Food Service Co., Ltd...........   5,400     94,087
            West Japan Railway Co..................     231    842,396
           #Wood One Co., Ltd......................  40,000    188,191
            Xebio Co., Ltd.........................  29,500    547,354
            Y. A. C. Co., Ltd......................   7,400     58,921
           *Yachiyo Bank, Ltd. (The)...............  18,700    570,838
            Yahagi Construction Co., Ltd...........  27,000    147,527
           #Yahoo Japan Corp.......................     663    243,882
            Yaizu Suisankagaku Industry Co., Ltd...   9,800     88,988
            Yakult Honsha Co., Ltd.................  21,400    594,377
            Yamabiko Corp..........................   7,335     78,473
            Yamada Denki Co., Ltd..................   8,650    607,715
            Yamagata Bank, Ltd..................... 136,000    663,365
            Yamaguchi Financial Group, Inc......... 252,000  2,276,087
            Yamaha Corp............................ 186,900  2,337,581
           *Yamaha Motor Co., Ltd..................  90,800  1,745,374
           #*Yamaichi Electronics Co., Ltd.........  24,100     69,581
           #Yamanashi Chuo Bank, Ltd............... 148,000    659,972
            Yamatake Corp..........................  42,300  1,083,866
           #Yamatane Corp.......................... 160,000    234,268
            Yamato Corp............................  26,000     99,552
           #Yamato Holdings Co., Ltd............... 123,600  1,973,344
            Yamato Kogyo Co., Ltd..................  42,400  1,399,347
            Yamazaki Baking Co., Ltd............... 114,000  1,470,152
           #Yamazen Co., Ltd.......................  52,800    301,718
            Yaoko Co., Ltd.........................   4,300    128,502
           #Yaskawa Electric Corp.................. 128,000  1,498,502
            Yasuda Warehouse Co., Ltd. (The).......  16,300     93,543
            Yellow Hat, Ltd........................  26,500    243,918
            Yodogawa Steel Works, Ltd.............. 146,000    616,139
            Yokogawa Bridge Holdings Corp..........  57,000    389,107
           *Yokogawa Electric Corp................. 171,900  1,392,757
            Yokohama Reito Co., Ltd................  72,000    487,671
            Yokohama Rubber Co., Ltd............... 264,000  1,350,228
            Yokowo Co., Ltd........................  22,200    160,713
            Yomeishu Seizo Co., Ltd................  12,000    107,993
            Yomiuri Land Co., Ltd..................  18,000     58,193
            Yondenko Corp..........................  23,000    100,127
            Yonekyu Corp...........................  27,500    211,455
            Yonex Co., Ltd.........................   9,400     66,062
           #Yorozu Corp............................  24,500    496,542
            Yoshinoya Holdings Co., Ltd............     368    447,033
            Yuasa Funashoku Co., Ltd...............   6,000     14,513
            Yuasa Trading Co., Ltd................. 315,000    452,764
            Yuken Kogyo Co., Ltd...................  80,000    170,114
            Yuki Gosei Kogyo Co., Ltd..............  11,000     28,789
           #Yukiguni Maitake Co., Ltd..............   7,200     41,749
            Yurtec Corp............................  51,000    296,562
            Yusen Logistics Co., Ltd...............   8,000    140,012

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
                                                      Shares        Value++
                                                      ------        -----

     JAPAN -- (Continued).........................
        Yushin Precision Equipment Co., Ltd.......     8,200 $      151,919
        Yushiro Chemical Industry Co., Ltd........     7,400        100,919
        Yutaka Foods Corp.........................     4,000         67,227
       #Zenrin Co., Ltd...........................    22,200        217,861
       #Zensho Co., Ltd...........................    10,100        106,525
       #Zeon Corp.................................   186,000      1,680,338
        ZERIA Pharmaceutical Co., Ltd.............    11,000        133,152
        Zuken, Inc................................    26,500        198,522
                                                             --------------
     TOTAL JAPAN..................................            1,048,109,848
                                                             --------------

     NETHERLANDS -- (2.3%)........................
        Aalberts Industries NV....................    93,393      2,362,025
        Accell Group NV...........................     8,338        496,356
       *Aegon NV..................................   880,652      6,999,810
       *Aegon NV ADR..............................   101,232        805,807
       #Akzo Nobel NV.............................   112,383      8,713,986
        Akzo Nobel NV Sponsored ADR...............    27,517      2,137,796
       #*AMG Advanced Metallurgical Group NV......    20,824        466,707
        Amsterdam Commodities NV..................     3,953         64,476
        APERAM NV.................................     8,171        344,013
       #APERAM NV Registered Shares...............     5,619        235,717
        Arcadis NV................................    51,797      1,336,758
        ArcelorMittal NV..........................   163,421      6,039,375
       #ArcelorMittal NV ADR......................   121,300      4,496,591
       #*ASM International NV.....................    56,976      2,471,465
       #*ASML Holding NV..........................    75,600      3,151,170
       *ASML Holding NV ADR.......................    53,231      2,222,927
       #*BE Semiconductor Industries NV...........   121,022      1,300,089
        Beter Bed Holding NV......................     4,371        138,461
        BinckBank NV..............................    53,056        959,403
        Brunel International NV...................     7,069        358,526
        Crown Van Gelder NV.......................       954          8,053
       *CSM NV....................................    55,350      2,120,351
       #*Delta Lloyd NV...........................    79,865      2,101,290
       #Exact Holding NV..........................     7,167        232,005
        Fornix Biosciences NV.....................     3,698          8,716
        Fugro NV..................................    60,207      5,518,673
       #Grontmij NV...............................    12,722        286,141
       *Heijmans NV...............................    22,370        757,083
       #Heineken NV...............................    75,799      4,535,377
        Hunter Douglas NV.........................     1,143         61,222
       *ICT Automatisering NV.....................    12,826         94,785
        Imtech NV.................................    30,310      1,151,083
       *ING Groep NV..............................    13,039        171,779
       #*ING Groep NV Sponsored ADR............... 1,565,969     20,655,131
       #*Kardan NV................................    27,282        161,897
       #KAS Bank NV...............................     6,729        119,003
       #*Kendrion NV..............................     3,005         77,679
        Koninklijke (Royal) KPN NV Sponsored ADR..     4,300         68,456
       #Koninklijke Ahold NV......................   424,644      5,963,502
       #Koninklijke Ahold NV ADR..................    21,680        304,170
        Koninklijke Bam Groep NV..................   241,674      1,929,537
        Koninklijke Boskalis Westminster NV.......    46,459      2,469,078
        Koninklijke DSM NV........................   153,605     10,587,517
        Koninklijke KPN NV........................   177,435      2,815,294
       *Koninklijke Philips Electronics NV........   207,740      6,152,859
        Koninklijke Ten Cate NV...................    26,665      1,234,169
        Koninklijke Vopak NV......................    67,310      3,224,882
       #*Koninklijke Wessanen NV..................    18,343         81,643
       #*LBi International NV.....................    41,190        110,499
        Macintosh Retail Group NV.................    50,999      1,418,869

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
                                                          Shares      Value++
                                                          ------      -----

  NETHERLANDS -- (Continued)..........................
     Mediq NV.........................................    46,027 $    992,051
     Nederlandsche Apparatenfabriek NV................     2,154       78,438
     Nutreco NV.......................................    56,976    4,434,145
    *Ordina NV........................................    64,223      379,478
    #*Pharming Group NV...............................    31,665        7,299
    *Philips Electronics NV ADR.......................   239,675    7,068,016
    #*Punch Graphix NV................................    20,168       95,922
    *Qurius NV........................................    17,073        7,002
    *Randstad Holdings NV.............................    87,134    4,902,202
     Reed Elsevier NV.................................     4,128       53,858
    #Reed Elsevier NV ADR.............................    45,688    1,201,594
     SBM Offshore NV..................................   181,748    5,315,309
    #Sligro Food Group NV.............................     9,911      368,210
    *SNS Reaal Groep NV...............................   168,197    1,033,354
     Telegraaf Media Groep NV.........................    21,291      456,874
     TKH Group NV.....................................    28,065      877,085
     TNT NV...........................................   130,604    3,214,027
    #*TomTom NV.......................................   148,367    1,341,950
     Unilever NV......................................   181,970    5,990,578
     Unit 4 NV........................................    12,075      453,044
    *USG People NV....................................    63,579    1,258,603
    *Wavin NV.........................................    38,634      690,972
     Wolters Kluwer NV................................   115,216    2,684,462
                                                                 ------------
  TOTAL NETHERLANDS...................................            162,426,674
                                                                 ------------

  NEW ZEALAND -- (0.2%)...............................
     Abano Healthcare Group, Ltd......................    13,023       47,528
     Air New Zealand, Ltd.............................   290,688      261,794
     Auckland International Airport, Ltd.............. 1,334,657    2,401,556
    #Contact Energy, Ltd..............................   240,833    1,161,845
    *Ebos Group, Ltd..................................    14,412       85,251
    #*Fi'sher & Paykel Appliances Holdings, Ltd.......   543,853      264,765
     Fisher & Paykel Healthcare Corp., Ltd............   144,791      362,804
     Fletcher Building, Ltd...........................   270,664    2,017,752
     Freightways, Ltd.................................    36,608      102,151
     Hallenstein Glasson Holdings, Ltd................    16,145       51,659
     Infratil, Ltd....................................   314,005      483,028
     Mainfreight, Ltd.................................    23,999      180,470
     Michael Hill International, Ltd..................    72,300       53,393
     New Zealand Exchange, Ltd........................    29,548       55,152
     New Zealand Oil & Gas, Ltd.......................   328,697      258,558
     New Zealand Refining Co., Ltd....................    66,827      243,510
     Nuplex Industries, Ltd...........................   202,883      537,147
    *Pike River Coal, Ltd.............................   224,242           --
     Port of Tauranga, Ltd............................    65,736      460,889
     Pumpkin Patch, Ltd...............................    37,217       38,633
     Pyne Gould Corp., Ltd............................    47,858       12,385
    *Pyne Gould Guinness, Ltd.........................   333,601      132,514
    *Rakon, Ltd.......................................    51,533       50,143
    #Restaurant Brands New Zealand, Ltd...............   180,042      364,415
    *Rubicon, Ltd.....................................    48,172       41,529
     Ryman Healthcare, Ltd............................    97,765      201,306
     Sanford, Ltd.....................................    31,342      138,949
     Skellerup Holdings, Ltd..........................    20,500       21,912
     Sky City Entertainment Group, Ltd................   149,195      430,426
     Sky Network Television, Ltd......................   137,982      651,438
     Steel & Tube Holdings, Ltd.......................    25,952       56,755
     Telecom Corp. of New Zealand, Ltd................   101,012      177,133
    #Telecom Corp. of New Zealand, Ltd. Sponsored ADR.    52,437      457,775
     Tourism Holdings, Ltd............................    23,932       14,304
     Tower, Ltd.......................................   265,946      404,270

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
                                                    Shares     Value++
                                                    ------     -----

         NEW ZEALAND -- (Continued).............
           #TrustPower, Ltd.....................    75,522 $   464,572
            Vector, Ltd.........................   211,642     439,499
            Warehouse Group, Ltd................    26,709      79,090
                                                           -----------
         TOTAL NEW ZEALAND......................            13,206,300
                                                           -----------

         NORWAY -- (1.0%).......................
            ABG Sundal Collier Holding ASA......    49,867      63,678
           *Acta Holding ASA....................    77,000      50,635
           #*Aker ASA...........................    27,623     842,976
            Aker Kvaerner ASA...................    62,480   1,505,933
            Aktiv Kapital ASA...................    34,033     231,806
           *Algeta ASA..........................     8,224     238,020
           #Atea ASA............................    85,873     950,000
           *Austevoll Seafood ASA...............    93,090     715,228
           *Blom ASA............................     4,043         386
            Bonheur ASA.........................    15,525     487,046
           *BW Offshore, Ltd. ASA...............   350,123     907,907
           *BWG Homes ASA.......................    51,791     242,154
           *Camillo Eitze & Co. ASA.............    11,661      19,494
            Cermaq ASA..........................    55,888   1,151,222
           *Copeinca ASA........................    25,236     242,567
           *Deep Sea Supply P.L.C. ASA..........   124,136     334,162
           *Det Norske Oljeselskap ASA..........    20,321     127,848
           #DnB NOR ASA Series A................   392,993   6,390,319
           *DNO International ASA...............   528,000     792,423
           *Dockwise, Ltd. ASA..................    23,146     670,945
           *DOF ASA.............................    31,477     347,462
           *EDB ErgoGroup ASA...................    62,231     171,970
           #*Eitzen Chemical ASA................   579,172      98,419
            Ekornes ASA.........................    19,769     559,782
           *Electromagnetic GeoServices ASA.....    58,569     143,297
           *Eltek ASA...........................   198,951     253,433
            Farstad Shipping ASA................     7,858     275,944
           *Fornebu Utvikling ASA...............    21,822       9,952
            Fred Olsen Energy ASA...............    13,951     642,610
           #Frontline, Ltd. ASA.................    12,083     266,908
            Ganger Rolf ASA.....................    35,100   1,003,606
            Golar LNG, Ltd. ASA.................    19,800     644,688
            Golden Ocean Group, Ltd. ASA........   333,955     408,723
            Grieg Seafood ASA...................    29,105     110,643
           *Havila Shipping ASA.................     2,400      27,453
           *Hurtigruten ASA.....................    85,311      79,082
           #Itera ASA...........................    38,495      22,703
           #*Kongsberg Automotive Holding ASA...   755,960     753,003
            Kongsberg Gruppen ASA...............    25,456     796,465
           *Kverneland ASA......................    81,000      98,391
            Leroey Seafood Group ASA............    13,512     438,948
           #Marine Harvest ASA.................. 2,044,719   2,701,367
           #Nordic Semiconductor ASA............   293,500   1,097,883
           #*Norse Energy Corp. ASA.............   518,042      86,034
           #Norsk Hydro ASA.....................   634,278   5,625,850
            Norsk Hydro ASA Sponsored ADR.......    50,900     453,519
           #*Norske Skogindustrier ASA Series A.   229,481     651,989
           *Northern Offshore, Ltd. ASA.........     4,643      12,220
           #*Norwegian Air Shuttle ASA..........    19,786     388,481
           *Norwegian Energy Co. ASA............   374,877   1,026,138
           *Odfjell ASA Series A................    43,400     413,219
            Olav Thon Eiendomsselskap ASA.......       230      39,819
           #Opera Software ASA..................    36,784     206,332
            Orkla ASA...........................   331,711   3,357,047
           #*Panoro Energy ASA..................    19,616      25,816

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
                                                           Shares     Value++
                                                           ------     -----

   NORWAY -- (Continued)...............................
     *Petroleum Geo-Services ASA.......................   138,271 $ 2,187,471
     #*Petrolia ASA....................................    16,833       4,454
     *Photocure ASA....................................     4,035      36,608
     *Pronova BioPharma ASA............................    29,000      47,388
      Prosafe ASA......................................    86,400     701,405
     *Q-Free ASA.......................................    66,600     232,167
     #*Renewable Energy Corp. ASA......................   330,267   1,166,355
      Salmar ASA.......................................     2,645      34,174
      Scana Industrier ASA.............................   100,401     140,999
      Schibsted ASA....................................    29,874     898,837
     *Seabird Exploration, Ltd. ASA....................    46,000      23,828
      SeaDrill, Ltd. ASA...............................    87,182   3,093,037
     #*Sevan Marine ASA................................   884,178     624,165
     *Siem Offshore, Inc. ASA..........................    49,590     115,216
      Solstad Offshore ASA.............................     6,600     161,065
     *Songa Offshore SE................................   206,294   1,260,454
      SpareBanken 1 SMN................................    87,912     883,284
      StatoilHydro ASA.................................    26,002     761,700
     #StatoilHydro ASA Sponsored ADR...................   145,312   4,259,095
     *Storebrand ASA...................................   333,598   3,464,770
     #Subsea 7 SA......................................   166,454   4,384,413
      Telenor ASA......................................   191,355   3,305,791
      TGS Nopec Geophysical Co. ASA....................   122,008   3,212,361
     #Tomra Systems ASA................................   154,030   1,321,751
     *TTS Marine ASA...................................     6,500      10,908
     #Veidekke ASA.....................................    50,500     510,052
     #Wilh Wilhelmsen Holding ASA......................    13,352     404,150
      Yara International ASA...........................    47,324   2,770,614
                                                                  -----------
   TOTAL NORWAY........................................            75,220,457
                                                                  -----------

   PORTUGAL -- (0.3%)..................................
     #*Altri SGPS SA...................................    79,221     191,428
     #Banco BPI SA.....................................   474,901     853,645
     #Banco Comercial Portugues SA..................... 3,337,878   2,663,044
     #Banco Espirito Santo SA..........................   620,130   2,612,107
      Banif SGPS SA....................................   107,956     111,886
     #Brisa SA.........................................   105,739     707,334
      Cimpor Cimentos de Portugal SA...................   212,222   1,466,228
     *Corticeira Amorim SGPS SA........................   169,781     301,755
     #*EDP Renovaveis SA...............................   252,851   1,947,556
     #Energias de Portugal SA..........................   255,467   1,043,709
     #Energias de Portugal SA Sponsored ADR............     7,300     300,030
     #Galp Energia SGPS SA Series B....................    88,266   1,974,162
     *Impresa SGPS SA..................................    49,602      70,462
     *Investimentos Participacoes e Gestao SA..........    66,000      30,242
     #Jeronimo Martins SGPS SA.........................    70,274   1,152,607
     #Martifer SGPS SA.................................    12,849      27,233
     #Mota-Engil SGPS SA...............................   164,830     437,508
      Novabase SGPS SA.................................    12,258      56,336
     *ParaRede SGPS SA.................................    45,991      18,424
      Portucel-Empresa Produtora de Pasta de Papel SA..   317,577   1,189,059
      Portugal Telecom SA..............................   153,956   1,884,094
      Redes Energeticas Nacionais SA...................   196,023     746,365
     *Sag Gest - Solucoes Automovel Globais SGPS SA....    13,935       9,499
      Sociedade de Investimento e Gestao SGPS SA.......    50,280     632,536
     *Sonae Capital SGPS SA............................    40,593      21,671
     #*Sonae Industria SGPS SA.........................   132,969     293,501
     #Sonae SGPS SA....................................   719,460     863,851
     *Sonaecom SGPS SA.................................   274,515     632,434
     *Teixeira Duarte SA...............................   158,418     128,834

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
                                                                        Shares     Value++
                                                                        ------     -----

PORTUGAL -- (Continued).............................................
  #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.   114,594 $   649,124
                                                                               -----------
TOTAL PORTUGAL......................................................            23,016,664
                                                                               -----------

SINGAPORE -- (1.3%).................................................
  *Abterra, Ltd.....................................................   189,000     178,711
  *AFP Properties, Ltd.............................................. 1,762,000     505,003
  *Allgreen Properties, Ltd.........................................   668,500     645,301
   Armstrong Industrial Corp., Ltd..................................   390,000     130,791
  *Asia Environment Holdings, Ltd...................................    98,820      18,179
   Asia Pacific Breweries, Ltd......................................    14,000     279,206
  *Asiasons Capital, Ltd............................................   499,000      77,530
  *Asiatravel.com Holdings, Ltd.....................................    40,000      13,122
   ASL Marine Holdings, Ltd.........................................   282,800     143,627
   Auric Pacific Group, Ltd.........................................    25,000      14,578
   AusGroup, Ltd....................................................   456,000     169,793
   Baker Technology, Ltd............................................   624,000     212,215
  *Ban Joo & Co., Ltd...............................................    29,333         839
  *Banyan Tree Holdings, Ltd........................................   409,000     315,722
  *Beng Kuang Marine, Ltd...........................................   336,000      57,724
   Beyonics Technology, Ltd.........................................   135,000      19,866
  #*BH Global Marine, Ltd...........................................   203,000      39,964
   Bonvests Holdings, Ltd...........................................    51,600      43,705
   Boustead Singapore, Ltd..........................................   124,000     103,417
   Breadtalk Group, Ltd.............................................    80,000      41,188
  #Broadway Industrial Group, Ltd...................................   260,000     223,276
   Bukit Sembawang Estates, Ltd.....................................   116,000     414,292
  *Bund Center Investment, Ltd...................................... 1,264,000     217,310
   CapitaLand, Ltd..................................................   985,500   2,740,956
  #*CapitaMalls Asia, Ltd...........................................   869,000   1,258,964
  *Cerebos Pacific, Ltd.............................................    79,000     357,755
   CH Offshore, Ltd.................................................   330,000     120,111
  *China Auto Corp., Ltd............................................    22,000         537
   China Aviation Oil Singapore Corp., Ltd..........................   158,000     174,577
  *China Energy, Ltd................................................   663,000      67,904
   China Merchants Holdings Pacific, Ltd............................    79,000      42,131
  *Chip Eng Seng Corp., Ltd.........................................   615,000     266,424
   Chuan Hup Holdings, Ltd..........................................   150,000      26,961
   City Developments, Ltd...........................................   373,000   3,613,036
   ComfortDelGro Corp., Ltd.........................................   721,000     902,905
  #Cosco Corp Singapore, Ltd........................................   566,000   1,030,213
   Creative Technology, Ltd.........................................    53,000     150,693
   CSC Holdings, Ltd................................................   396,000      47,143
  *CSE Global, Ltd..................................................   179,000     169,734
  #*CWT, Ltd........................................................   180,000     191,611
   DBS Group Holdings, Ltd..........................................   665,818   8,157,586
  *Delong Holdings, Ltd.............................................   175,200      64,409
  *Enviro-Hub Holdings, Ltd.........................................   129,000      14,227
   Eu Yan Sang International, Ltd...................................    38,400      22,259
  *euNetworks Group, Ltd............................................ 1,017,000      12,463
  #*Ezion Holdings, Ltd.............................................   508,000     287,232
  #Ezra Holdings, Ltd...............................................   449,000     607,179
   F.J. Benjamin Holdings, Ltd......................................   567,000     171,601
  #*Falcon Energy Group, Ltd........................................   428,000     126,218
  *Federal International 2000, Ltd..................................   369,750      24,124
  #First Resources, Ltd.............................................   525,000     593,141
   Food Empire Holdings, Ltd........................................   144,800      49,799
   Fragrance Group, Ltd.............................................   194,000      85,748
   Fraser & Neave, Ltd..............................................   779,000   3,993,481
   Freight Links Express Holdings, Ltd..............................   531,818      28,419
  *Fu Yu Corp., Ltd.................................................    78,000       7,000
  #*Gallant Venture, Ltd............................................   421,000     149,923

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CONTINUED

                                                            Shares    Value++
                                                            ------    -----

   SINGAPORE -- (Continued).............................
     *Genting Singapore P.L.C...........................   266,000 $  472,440
      GK Goh Holdings, Ltd..............................    87,000     47,628
      Global Yellow Pages, Ltd..........................    29,000      4,078
      Golden Agri-Resources, Ltd........................ 4,284,000  2,333,336
      Goodpack, Ltd.....................................   186,000    301,231
      GP Batteries International, Ltd...................    50,000     50,352
      GP Industries, Ltd................................   174,000     76,626
     *Great Eastern Holdings, Ltd.......................     2,000     25,287
     #GuocoLand, Ltd....................................   351,221    716,711
     *GuocoLeisure, Ltd.................................   122,000     73,447
     #Healthway Medical Corp., Ltd...................... 1,400,119    148,896
      Hersing Corp., Ltd................................    66,000     13,996
      Hiap Seng Engineering, Ltd........................   120,000     51,608
      Hi-P International, Ltd...........................   612,000    610,239
      Ho Bee Investment, Ltd............................   641,000    776,892
     *Hong Fok Corp., Ltd...............................   328,400    159,855
      Hong Leong Asia, Ltd..............................   157,000    345,625
      Hotel Grand Central, Ltd..........................   118,596     79,980
      Hotel Properties, Ltd.............................   254,000    498,552
      Hour Glass, Ltd...................................    50,000     41,297
      HTL International Holdings, Ltd...................   328,000    159,625
     *Huan Hsin Holdings, Ltd...........................    67,000     11,830
      HupSteel, Ltd.....................................   145,000     25,521
      Hwa Hong Corp., Ltd...............................   280,000    150,080
     #Hyflux, Ltd.......................................   141,000    247,985
     #*Indofood Agri Resources, Ltd.....................   243,000    414,152
     *Informatics Education, Ltd........................   701,000     63,159
      InnoTek, Ltd......................................    74,000     36,640
      Isetan (Singapore), Ltd...........................    15,000     41,112
      Jardine Cycle & Carriage, Ltd.....................    19,838    598,716
     *Jaya Holdings, Ltd................................   343,000    164,344
     *JES International Holdings, Ltd................... 1,422,000    343,939
     *Jiutian Chemical Group, Ltd.......................   673,000     19,226
     *Jurong Technologies Industrial Corp., Ltd.........   213,200         --
      K1 Ventures, Ltd..................................   749,000     91,840
      Keppel Corp., Ltd.................................   321,200  3,127,860
      Keppel Land, Ltd..................................   538,000  1,836,115
      Keppel Telecommunications & Transportation, Ltd...   100,000    105,419
      K-Green Trust, Ltd................................    58,400     49,613
      Kim Eng Holdings, Ltd.............................   320,573    805,235
      Koh Brothers Group, Ltd...........................   161,000     29,630
     #*KS Energy Services, Ltd..........................   313,775    254,251
     *Lafe Corp., Ltd...................................    75,600      3,998
      LC Development, Ltd...............................   128,400     17,860
      Lee Kim Tah Holdings, Ltd.........................    60,000     25,892
      Lum Chang Holdings, Ltd...........................   123,000     29,142
      M1, Ltd...........................................   117,000    228,368
     #*Manhattan Resources, Ltd.........................   178,000    158,570
     *Marco Polo Marine, Ltd............................   166,000     55,663
      Memtech International, Ltd........................   310,000     38,098
      Mercator Lines Singapore, Ltd.....................    12,000      2,258
      Metro Holdings, Ltd...............................   288,000    204,806
     *MFS Technology, Ltd...............................    52,000      6,715
     #Midas Holdings, Ltd...............................   739,000    441,599
     #*Neptune Orient Lines, Ltd........................   861,000  1,326,205
      Nera Telecommunications, Ltd......................   105,000     31,306
      NSL, Ltd..........................................    75,000     90,661
     #*Oceanus Group, Ltd............................... 1,255,000    281,953
     *OKP Holdings, Ltd.................................    14,000      7,852
      Olam International, Ltd...........................   246,600    579,334
      Orchard Parade Holdings, Ltd......................   174,000    223,581

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CONTINUED

                                                        Shares    Value++
                                                        ------    -----

       SINGAPORE -- (Continued).....................
         #OSIM International, Ltd...................   243,000 $  338,271
         #*Otto Marine, Ltd.........................   809,000    152,159
          Oversea-Chinese Banking Corp., Ltd........   781,430  6,102,364
         #Overseas Union Enterprise, Ltd............   596,000  1,494,701
          Pan Pacific Hotels Group, Ltd.............   391,500    592,165
         *Pan-United Corp., Ltd.....................   100,000     40,885
          PCI, Ltd..................................    19,000      7,533
          Petra Foods, Ltd..........................   118,000    163,094
          Popular Holdings, Ltd.....................   429,000     56,068
          PSC Corp., Ltd............................   181,924     39,407
          QAF, Ltd..................................   274,259    146,679
         #*Raffles Education Corp., Ltd.............   605,556    329,251
          Raffles Medical Group, Ltd................   113,000    209,933
          Rotary Engineering, Ltd...................   188,000    143,122
          San Teh, Ltd..............................   140,400     47,150
         *Sapphire Corp., Ltd.......................   460,000    122,233
          SATS, Ltd.................................   495,392  1,045,484
          SBS Transit, Ltd..........................    54,000     85,624
         *SC Global Developments, Ltd...............   259,284    299,175
          SembCorp Industries, Ltd..................   606,000  2,677,409
          SembCorp Marine, Ltd......................   179,800    834,342
         *SIA Engineering Co., Ltd..................    25,000     85,210
          Sim Lian Group, Ltd.......................   124,500     48,313
          Singapore Airlines, Ltd...................   203,400  2,342,990
         #Singapore Exchange, Ltd...................   119,000    759,250
          Singapore Land, Ltd.......................   127,000    743,119
          Singapore Post, Ltd.......................   374,000    354,807
         #Singapore Press Holdings, Ltd.............   363,000  1,181,268
          Singapore Reinsurance Corp., Ltd..........    55,000     13,931
          Singapore Shipping Corp., Ltd.............   137,000     26,932
          Singapore Technologies Engineering, Ltd...   152,000    391,709
          Singapore Telecommunications, Ltd......... 1,852,350  4,728,358
          Sinwa, Ltd................................   133,500     20,687
         *SMB United, Ltd...........................   175,000     35,741
          SMRT Corp., Ltd...........................   311,000    483,167
         #Spice I2I, Ltd............................ 3,418,000    154,279
         *Stamford Land Corp., Ltd..................   561,000    284,344
          StarHub, Ltd..............................   108,710    255,202
          Straco Corp., Ltd.........................   150,000     20,862
          Straits Asia Resources, Ltd...............   191,000    462,028
          Sunningdale Tech, Ltd..................... 1,293,000    174,604
         *Sunvic Chemical Holdings, Ltd.............   429,000    284,307
         #Super Group, Ltd..........................   263,000    297,050
         #*Swiber Holdings, Ltd.....................   419,000    272,650
         *Swissco Holdings, Ltd.....................   297,000     71,688
         #Tat Hong Holdings, Ltd....................   422,000    288,276
         #Technics Oil & Gas, Ltd...................    69,000     55,378
          Thakral Corp., Ltd........................   793,000     19,333
          Tiong Woon Corp. Holding, Ltd.............   207,000     62,745
          Tuan Sing Holdings, Ltd...................   731,586    224,348
         #UMS Holdings, Ltd.........................   346,000    164,171
          United Engineers, Ltd.....................   209,652    435,675
         #United Envirotech, Ltd....................   255,000     84,557
          United Industrial Corp., Ltd..............   683,000  1,580,477
         #United Overseas Bank, Ltd.................   433,617  6,957,329
          UOB-Kay Hian Holdings, Ltd................   318,000    488,803
          UOL Group, Ltd............................   556,000  2,201,328
          Venture Corp., Ltd........................   264,000  2,082,956
          WBL Corp., Ltd............................   225,676    692,267
         #Wheelock Properties, Ltd..................   334,347    508,601
         #Wilmar International, Ltd.................   167,000    719,730

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CONTINUED

                                                                Shares     Value++
                                                                ------     -----

SINGAPORE -- (Continued)....................................
   Wing Tai Holdings, Ltd...................................   540,100 $   697,683
   Xpress Holdings, Ltd.....................................   474,000      18,422
   YHI International, Ltd...................................    96,000      26,238
  *Yongnam Holdings, Ltd.................................... 1,044,000     226,737
                                                                       -----------
TOTAL SINGAPORE.............................................            94,534,651
                                                                       -----------

SPAIN -- (2.1%).............................................
  #Abengoa SA...............................................    26,637     888,028
   Abertis Infraestructuras SA..............................   104,723   2,480,842
   Acciona SA...............................................    28,857   3,356,792
  #Acerinox SA..............................................   108,150   2,172,671
   Actividades de Construccion y Servicios SA...............    60,589   3,048,459
   Adolfo Dominguez SA......................................     2,648      34,620
   Almirall SA..............................................    90,093   1,026,532
  *Amper SA.................................................    13,326      79,806
  #Antena 3 de Television SA................................    33,475     310,296
  *Azkoyen SA...............................................    14,561      49,298
   Banco Bilbao Vizcaya Argentaria SA.......................   256,370   3,283,983
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.........   858,383  10,995,886
  #Banco de Sabadell SA..................................... 1,005,939   4,455,071
   Banco de Sabadell SA Convertible Shares..................    58,932      62,063
  #*Banco de Valencia SA....................................   111,604     451,243
  #Banco Espanol de Credito SA..............................   122,647   1,145,752
  #Banco Pastor SA..........................................   148,969     719,418
  #Banco Popular Espanol SA.................................   796,831   4,773,222
  #Banco Santander SA.......................................   402,658   5,142,142
  #Banco Santander SA Sponsored ADR......................... 2,184,692  27,090,181
  #Bankinter SA.............................................   336,171   2,507,536
  *Baron de Ley SA..........................................     2,832     203,278
  #Bolsas y Mercados Espanoles SA...........................    33,088   1,120,176
  #Caja de Ahorros del Mediterraneo SA......................    21,176     152,026
   Campofrio Food Group SA..................................    20,352     277,806
  #Cementos Portland Valderrivas SA.........................    14,126     321,973
  #Cia Espanola de Petroleos SA.............................     8,036     335,723
  *Cie Automotive SA........................................    15,227     134,475
   Cintra Concesiones de Infraestructuras de Transporte SA..   294,852   4,065,397
  *Codere SA................................................     4,820      78,038
   Construcciones y Auxiliar de Ferrocarriles SA............     3,241   1,974,835
  #*Corporacion Dermoestetica SA............................    10,205      25,453
   Criteria Caixacorp SA....................................   505,483   3,728,697
   Dinamia Capital Privado Sociedad de Capital Riesgo SA....     4,792      58,188
  *Dogi International Fabrics SA............................    13,276      12,585
   Duro Felguera SA.........................................    25,977     220,742
  #Ebro Foods SA............................................   100,501   2,479,673
   Elecnor SA...............................................     6,947     117,238
   Enagas SA................................................    89,060   2,201,970
  *Ercros SA................................................    93,432     143,110
  #Faes Farma SA............................................    34,471     138,647
  #Fersa Energias Renovables SA.............................    63,001     120,819
   Fluidra SA...............................................     3,062      12,913
  #Fomento de Construcciones y Contratas SA.................    42,077   1,429,514
  *Gamesa Corp Tecnologica SA...............................   165,876   1,558,653
   Gas Natural SDG SA.......................................   206,141   4,238,737
  #*General de Alquiler de Maquinaria SA....................    12,685      33,796
  #*Gestevision Telec, Inc. SA..............................    68,458     769,539
   Grifols SA...............................................    30,546     604,645
  #Grupo Catalana Occidente SA..............................    55,676   1,459,464
  #*Grupo Empresarial Ence SA...............................   210,061     879,138
  *Grupo Ezentis SA.........................................   279,228     184,891
  *Grupo Tavex SA...........................................    13,157       9,097
   Iberdrola Renovables SA..................................   564,989   2,585,656

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CONTINUED

                                                                 Shares      Value++
                                                                 ------      -----

SPAIN -- (Continued).........................................
  #Iberdrola SA.............................................. 1,004,986 $  9,319,739
   Iberpapel Gestion SA......................................     4,081       90,735
  #Indra Sistemas SA.........................................    41,953      951,558
   Industria de Diseno Textil SA.............................    14,898    1,336,042
  *International Consolidated Airlines Group SA..............   282,178    1,125,118
  *Jazztel P.L.C.............................................   170,411    1,041,896
  *La Seda de Barcelona SA................................... 1,656,188      201,030
   Laboratorios Farmaceuticos Rovi SA........................     2,861       22,033
   Mapfre SA.................................................   335,842    1,401,769
   Miquel y Costas & Miquel SA...............................     9,539      318,320
  #*Natra SA.................................................    10,905       28,252
  *Natraceutical SA..........................................    91,207       46,435
  #*NH Hoteles SA............................................   199,946    1,687,642
   Obrascon Huarte Lain SA...................................    24,853    1,018,143
   Papeles y Cartones de Europa SA...........................    57,971      355,454
   Pescanova SA..............................................    15,534      646,176
   Prim SA...................................................     5,102       40,740
  #*Promotora de Informaciones SA............................   197,281      558,059
   Prosegur Cia de Seguridad SA..............................     9,343      570,456
  *Quabit Inmobiliaria SA....................................   240,552       59,536
  *Realia Business SA........................................   136,722      357,625
   Red Electrica Corporacion SA..............................    26,929    1,715,810
  *Renta Corp Real Estate SA.................................       781        1,501
   Repsol YPF SA.............................................     1,793       64,009
  #Repsol YPF SA Sponsored ADR...............................   266,253    9,510,557
  #*Sacyr Vallehermoso SA....................................   162,379    2,050,653
  *Service Point Solutions SA................................    73,017       48,515
  *Service Point Solutions SA................................    17,332       11,526
  *Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA.    56,486      136,676
  #Sol Melia SA..............................................    61,819      805,963
  #Solaria Energia y Medio Ambiente SA.......................    59,512      197,027
  *SOS Corp. Alimentaria SA..................................   312,600      296,485
   Tecnicas Reunidas SA......................................     5,774      362,674
   Telecomunicaciones y Energia SA...........................    33,041      107,638
   Telefonica SA.............................................     5,983      160,734
   Telefonica SA Sponsored ADR...............................   216,300    5,831,448
  #*Tubacex SA...............................................   127,032      544,077
  *Tubos Reunidos SA.........................................    95,313      314,730
   Unipapel SA...............................................     4,501       83,988
  #*Urbas Guadahermosa SA....................................     8,757        1,000
  *Vertice Trescientos Sesenta Grados SA.....................     1,752          602
   Vidrala SA................................................    14,423      463,732
   Viscofan SA...............................................    35,568    1,568,031
  *Vocento SA................................................    34,637      182,976
  *Vueling Airlines SA.......................................     9,195      129,352
  #Zardoya Otis SA...........................................    25,109      427,434
  #*Zeltia SA................................................   121,802      507,579
                                                                        ------------
TOTAL SPAIN..................................................            152,452,208
                                                                        ------------

SWEDEN -- (2.5%).............................................
   Aarhuskarlshamn AB........................................    24,977      818,487
  #Acando AB.................................................    79,449      212,994
  #*Active Biotech AB........................................    19,439      318,705
   Addtech AB Series B.......................................     2,691       85,992
  #AF AB.....................................................    34,359      764,711
  #Alfa Laval AB.............................................    50,974    1,141,110
  *Anoto Group AB............................................    29,000       23,765
   Aros Quality Group AB.....................................     5,000       50,310
  #Assa Abloy AB Series B....................................   100,032    3,004,980
  #Atlas Copco AB Series A...................................    51,700    1,518,440
  #Atlas Copco AB Series B...................................    26,200      694,431

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CONTINUED

                                                        Shares    Value++
                                                        ------    -----

       SWEDEN -- (Continued)..........................
          Atrium Ljungberg AB Series B................     854 $   11,931
          Avanza Bank Holding AB......................   9,530    348,655
          Axfood AB...................................   7,396    271,646
          Axis Communications AB......................  14,072    358,782
         #B&B Tools AB................................  23,633    449,702
         #*BE Group AB................................  51,748    385,776
         #Beiger Electronics AB.......................     345     14,540
          Beijer Alma AB..............................   8,058    187,031
         *Betsson AB..................................  15,565    350,643
         #Bilia AB Series A...........................  23,679    608,792
         #Billerud AB................................. 136,214  1,657,530
         *BioGaia AB Series B.........................   2,753     53,628
         #*BioInvent International AB.................  23,156    104,061
         *BioPhausia AB...............................  37,143      9,782
         #Biotage AB..................................  44,000     48,205
          Bjorn Borg AB...............................   1,776     17,401
         #Boliden AB.................................. 276,734  6,241,836
         *Bure Equity AB.............................. 123,011    698,412
         #Cantena AB..................................     500     10,657
         *Castellum AB................................ 101,036  1,566,276
         *CDON Group AB...............................  35,059    225,122
         #Clas Ohlson AB Series B.....................  61,012    984,510
          Cloetta AB..................................  14,784     88,948
         #Concordia Maritime AB Series B..............  30,791     92,220
         *CyberCom Group AB...........................   6,233     21,403
         *Diamyd Medical AB...........................   8,774    181,247
         #Duni AB.....................................  23,699    263,100
         #*East Capital Explorer AB...................  22,995    305,420
         #*Electrolux AB Series B..................... 149,308  3,799,657
          Elekta AB Series B..........................  26,546  1,211,503
          Enea AB.....................................  17,746    156,432
         #*Enea AB Redemption Shares..................  17,746     14,626
         *Eniro AB.................................... 190,637    721,146
         #*Etrion Corp. AG............................  47,449     47,047
         #*Fabege AB..................................  82,360    945,715
         #Fagerhult AB................................   2,628     82,239
         *Fastighets AB Balder Class B................  17,700    140,614
         #G & L Beijer AB Series B....................   3,215    150,983
         #Getinge AB.................................. 104,691  2,785,216
         *Geveko AB...................................   1,000      1,934
         #*Gunnebo AB.................................  44,170    313,171
         #Hakon Invest AB.............................  43,166    761,266
         *Haldex AB...................................  60,667  1,069,828
         #Hennes & Mauritz AB Series B................  58,708  2,074,870
         #Hexagon AB.................................. 180,694  4,694,784
         #Hexpol AB...................................  26,986    698,913
         *HIQ International AB........................  33,349    225,157
         #Hoganas AB Series B.........................  24,463  1,015,976
          Holmen AB...................................  59,045  2,178,944
         #HQ AB.......................................   3,372      2,202
          Hufvudstaden AB Class A.....................  56,200    720,922
         #Husqvarna AB Series A.......................  92,988    729,902
         #Husqvarna AB Series B....................... 355,545  2,797,246
          Industrial & Financial Systems AB Series B..  16,341    335,238
         #Indutrade AB................................   4,400    155,460
         *Intrum Justitia AB..........................  56,267    852,724
         #JM AB.......................................  50,699  1,447,603
         #KappAhl AB..................................  37,565    222,601
         #*Karo Bio AB................................ 112,141     34,051
         #Klovern AB..................................  38,013    206,325
         *KNOW IT AB..................................  16,776    246,525

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CONTINUED

                                                        Shares     Value++
                                                        ------     -----

      SWEDEN -- (Continued).........................
         Kungsleden AB..............................    44,082 $   465,088
         Lagercrantz Group AB Series B..............    10,316     107,546
         Lammhults Design Group AB..................     1,179       6,412
        #*Lennart Wallenstam Byggnads AB Series B...     7,096     231,313
        #*Lindab International AB...................    62,180     829,960
        #*Loomis AB.................................    74,370   1,181,159
        *Lundin Petroleum AB........................   207,839   3,154,341
        #Meda AB Series A...........................   225,547   2,389,488
        #*Medivir AB................................    10,757     249,942
         Mekonomen AB...............................     2,851     109,986
        *Micronic Mydata AB.........................   104,118     268,868
         Modern Times Group AB Series B.............    35,059   2,689,443
         NCC AB Series A............................     1,655      44,297
         NCC AB Series B............................    64,067   1,713,254
        #*Net Entertainment AB Redemption Shares....     4,238       1,403
        #*Net Entertainment NE AB...................     6,583      59,885
        #*Net Insight AB............................   178,754     109,211
         New Wave Group AB Series B.................    36,650     301,822
        #NIBE Industrier AB.........................    34,943     595,923
        #Niscayah Group AB..........................   184,286     378,230
        *Nobia AB...................................   141,015   1,124,823
        #Nolato AB Series B.........................    22,828     275,090
         Nordea Bank AB............................. 1,205,520  13,744,737
        *Nordic Mines AB............................    13,421     142,196
        #*Nordnet AB................................     7,246      27,832
        *Northland Resources SA.....................    32,848     103,805
        #OEM International AB Series B..............     9,300     100,210
        *Opcon AB...................................     8,580      25,655
        #*ORC Software AB...........................    25,685     412,459
        #*Orexo AB..................................    12,663      97,746
         Oriflame Cosmetics SA......................    12,458     703,234
        *Pa Resources AB............................   713,422     525,385
         Peab AB Series B...........................   154,367   1,428,468
        #*Pricer AB.................................   579,372     145,643
        #*Proffice AB...............................    35,583     200,306
        #Ratos AB...................................    88,851   3,672,276
        #RaySearch Laboratories AB..................    24,042     135,804
         Readsoft AB Series B.......................     7,000      20,051
        *Rederi AB Transatlantic....................    19,360      83,471
        *Rezidor Hotel Group AB.....................    72,303     521,589
        #*RNB Retail & Brands AB....................    91,304      96,723
        #*Rottneros AB..............................   115,998      91,042
         Saab AB....................................    60,950   1,376,840
        *Sagax AB...................................       362      12,574
        #Sandvik AB.................................    94,964   2,013,213
        #*SAS AB....................................   170,610     567,664
        #Scania AB Series B.........................    18,960     492,584
        *Seco Tools AB..............................    13,907     269,547
        #Securitas AB Series B......................   124,639   1,562,162
        *Semcon AB..................................     7,683      64,532
        *Sintercast AB..............................     2,200      23,154
         Skandinaviska Enskilda Banken AB Series A..   841,553   8,089,775
         Skandinaviska Enskilda Banken AB Series C..     1,338      12,742
        #Skanska AB Series B........................   163,238   3,509,288
         SKF AB Series A............................     2,588      81,313
        #SKF AB Series B............................    58,639   1,851,397
        #Skistar AB.................................    10,200     175,494
        #*SSAB AB Series A..........................   184,847   3,303,506
        *SSAB AB Series B...........................    85,136   1,331,228
        *Studsvik AB................................     3,680      38,110
         Svenska Cellulosa AB.......................     2,186      33,394

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----

   SWEDEN -- (Continued)................................
      Svenska Cellulosa AB Series B..................... 351,181 $  5,383,745
      Svenska Handelsbanken AB Series A................. 182,073    6,314,154
      Sweco AB..........................................  13,785      147,083
      Swedbank AB Series A.............................. 464,895    8,816,980
     #Swedish Match AB..................................  83,335    2,957,692
     #*Swedish Orphan Biovitrum AB......................  86,088      357,872
      Systemair AB......................................   1,933       32,460
      Tele2 AB Series B................................. 155,218    3,897,958
     *Telefonaktiebolaget LM Ericsson AB................ 480,270    7,287,388
     *Telefonaktiebolaget LM Ericsson AB Series A.......   8,961      131,731
      Telefonaktiebolaget LM Ericsson AB Sponsored ADR.. 626,060    9,516,112
      TeliaSonera AB.................................... 814,106  6,643,878
     #*TradeDoubler AB..................................  31,173      250,262
     #Trelleborg AB Series B............................ 263,003    3,182,797
      Vitrolife AB......................................   6,000       39,004
     *Volvo AB Series A................................. 122,357    2,397,106
     *Volvo AB Series B................................. 231,984    4,559,029
     *Volvo AB Sponsored ADR............................  70,300    1,380,692
     #*Wihlborgs Fastigheter AB.........................  11,588      348,979
                                                                 ------------
   TOTAL SWEDEN.........................................          182,051,556
                                                                 ------------

   SWITZERLAND -- (5.6%)................................
      ABB, Ltd. AG......................................  86,839    2,398,084
      ABB, Ltd. AG Sponsored ADR........................ 424,571   11,671,457
      Acino Holding AG..................................   3,013      289,813
     *Actelion, Ltd. AG.................................  38,569    2,272,491
      Adecco SA......................................... 124,962    8,930,397
      Advanced Digital Broadcast Holdings SA............   3,871      111,655
     *Affichage Holding SA..............................     689      129,242
     *AFG Arbonia-Forster Holding AG....................  14,210      587,269
      Allreal Holding AG................................  11,975    1,965,928
      ALSO-Actebis Holding AG...........................     635       37,489
      Aryzta AG.........................................  79,971    4,460,665
     *Ascom Holding AG..................................  30,037      487,757
     *Austriamicrosystems AG............................   8,211      466,233
     #Bachem Holdings AG................................   4,193      249,125
      Baloise Holding AG................................  55,856    6,181,930
     *Bank Coop AG......................................   3,692      286,809
      Bank Sarasin & Cie AG Series B....................  60,296    2,649,431
      Banque Cantonale de Geneve SA.....................     912      246,833
      Banque Cantonale Vaudoise AG......................   3,057    1,879,575
      Banque Privee Edmond de Rothschild SA.............      10      321,590
      Barry Callebaut AG................................   2,234    2,136,757
     *Basilea Pharmaceutica AG..........................   4,443      356,228
     #Basler Kantonalbank AG............................   4,603      755,613
     *Belimo Holdings AG................................     157      363,218
      Bell AG...........................................      80      205,432
      Bellevue Group AG.................................   6,294      198,577
      Berner Kantonalbank AG............................   3,113      886,552
      BKW FMB Energie AG................................   6,872      456,819
     *Bobst Group AG....................................   7,920      383,898
     *Bossard Holding AG................................   2,478      431,316
      Bucher Industries AG..............................   6,515    1,589,238
      Burckhardt Compression Holding AG.................   2,182      701,463
      Carlo Gavazzi Holding AG..........................     209       49,769
      Centralschweizerische Kraftwerke AG...............     449      171,731
      Cham Paper Holding AG.............................       5        1,255
     *Charles Voegele Holding AG........................   4,882      390,140
     *Cicor Technologies, Ltd. AG.......................     911       45,707
     *Cie Financiere Tradition SA.......................     793      110,763
     #*Clariant AG...................................... 349,806    7,261,949

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
                                                       Shares     Value++
                                                       ------     -----

      SWITZERLAND -- (Continued).....................
         Coltene Holding AG..........................     673 $    41,326
         Compagnie Financiere Richemont SA Series A.. 232,579  15,043,012
         Conzzeta AG.................................     142     427,100
         Credit Suisse Group AG......................  18,871     858,945
         Credit Suisse Group AG Sponsored ADR........ 405,680  18,454,383
        *Cytos Biotechnology AG......................   1,001      12,789
         Daetwyler Holding AG........................   5,966     586,120
        *Dottikon ES Holding AG......................      89      22,178
        #*Dufry AG...................................  15,511   2,029,113
        #EFG International AG........................  50,675     756,719
         EGL AG......................................     507     424,776
         Emmi AG.....................................   2,233     555,468
         EMS-Chemie Holding AG.......................   9,412   1,943,505
         Energiedienst Holding AG....................   8,091     560,910
        *Feintol International Holding AG............     147      55,299
         Ferrexpo P.L.C..............................  33,716     282,528
         Flughafen Zuerich AG........................   6,039   2,661,020
         Forbo Holding AG............................   1,598   1,307,648
        #Galenica Holding AG.........................   3,598   2,375,871
        *GAM Holding AG.............................. 259,900   5,122,654
        *Gategroup Holding AG........................   5,621     301,256
         Geberit AG..................................  10,697   2,502,809
        *George Fisher AG............................   6,933   4,533,123
         Givaudan SA.................................   6,351   7,066,725
        #Gurit Holding AG............................     596     465,012
         Helvetia Holding AG.........................   8,121   3,812,919
         Holcim, Ltd. AG............................. 196,366  17,109,769
        *Huber & Suhner AG...........................     722      53,676
        *Implenia AG.................................   8,886     322,302
        *Inficon Holding AG..........................   1,136     267,910
        *Interroll Holding AG........................     474     238,409
         Intershop Holding AG........................      52      18,453
        #Julius Baer Group, Ltd. AG.................. 157,061   7,350,104
         Kaba Holding AG.............................   2,701   1,206,088
        *Kardex AG...................................   4,421     128,836
        #*Komax Holding AG...........................   4,120     513,911
        #Kudelski SA.................................  49,220     902,622
         Kuehne & Nagel International AG.............  13,624   2,178,656
         Kuoni Reisen Holding AG.....................   3,072   1,413,643
        *LEM Holding SA..............................   2,787   1,928,747
        #*Liechtensteinische Landesbank AG...........   1,421     124,915
        *LifeWatch AG................................   9,950      88,015
         Lindt & Spruengli AG........................      22     819,251
        #*Logitech International SA (B18ZRK2)........  91,981   1,275,576
        *Logitech International SA (H50430232).......  26,700     368,727
        *Lonza Group AG..............................  44,182   3,799,555
        #Luzerner Kantonalbank AG....................   2,222     837,966
        #Metall Zug AG...............................     131     605,873
        #*Meyer Burger Technology AG.................  33,926   1,697,300
        *Micronas Semiconductor Holding AG...........  20,942     200,152
        *Mikron Holding AG...........................  53,246     501,607
         Mobilezone Holding AG.......................   6,928      83,291
         Mobimo Holding AG...........................   5,795   1,402,764
         Nestle SA................................... 546,164  33,899,521
        *Nobel Biocare Holding AG....................  32,030     711,488
         Novartis AG.................................     879      52,125
        #Novartis AG ADR............................. 490,226  29,006,672
        *OC Oerlikon Corp. AG........................ 174,881   1,536,407
        #*Orascom Development Holding AG.............   3,275     139,457
         Orell Fuessli Holding AG....................     435      65,845
        *Panalpina Welttransport Holding AG..........  13,833   1,874,048

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
                                                              Shares      Value++
                                                              ------      -----

SWITZERLAND -- (Continued)................................
   Partners Group Holding AG..............................     4,415 $    937,994
  *Petroplus Holdings AG..................................   116,432    1,745,001
  #Phoenix Mecano AG......................................     1,022      845,590
  *Precious Woods Holding AG..............................     1,929       41,706
   PSP Swiss Property AG..................................    20,460    1,862,584
  *PubliGroupe SA.........................................     5,857    1,031,190
  #*Rieters Holdings AG...................................     4,511    1,943,905
   Roche Holding AG Bearer................................     5,170      915,013
   Roche Holding AG Genusschein...........................    82,873   13,451,938
   Romande Energie Holding SA.............................       361      692,432
  *Schaffner Holding AG...................................       468      179,398
   Schindler Holding AG...................................     5,484      706,274
  *Schmolz & Bickenbach AG................................    44,888      533,824
  #Schulthess Group AG....................................     5,938      393,044
  #Schweiter Technologies AG..............................       907      713,990
   Schweizerische National-Versicherungs-Gesellschaft AG..    15,530      667,795
   SGS SA.................................................     1,177    2,338,716
  *Siegfried Holding AG...................................     2,163      262,309
   Sika AG................................................     1,777    4,539,075
   Sonova Holding AG......................................     7,666      774,516
   St. Galler Kantonalbank AG.............................     3,598    2,017,009
   Straumann Holding AG...................................     2,040      533,688
   Sulzer AG..............................................    28,122    5,080,245
   Swatch Group AG (7184725)..............................    24,021   11,828,790
   Swatch Group AG (7184736)..............................    34,490    3,063,718
   Swiss Life Holding AG..................................    32,437    5,922,527
   Swiss Reinsurance Co., Ltd. AG.........................   213,608   12,745,246
   Swisscom AG............................................     4,364    2,003,003
  #Swisscom AG Sponsored ADR..............................     5,100      234,090
   Swisslog Holding AG....................................   175,044      178,157
  *Swissmetal Holding AG..................................       955        6,941
   Swissquote Group Holding SA............................     3,670      235,415
  #Syngenta AG ADR........................................   128,298    9,075,801
   Synthes, Inc...........................................    44,524    7,673,484
   Tamedia AG.............................................     1,541      253,193
   Tecan Group AG.........................................    11,987      998,999
  #*Temenos Group AG......................................    26,589      884,475
  *Tornos Holding AG......................................    12,446      200,403
  *U-Blox AG..............................................     4,531      259,237
  *UBS AG................................................. 1,301,013   26,036,610
  *UBS AG ADR.............................................    30,398      607,960
  *Uster Technologies AG..................................       198        8,020
   Valartis Group AG......................................     9,003      215,926
  #Valiant Holding AG.....................................    21,710    3,086,871
   Valora Holding AG......................................     5,050    1,724,305
   Vaudoise Assurances Holding SA.........................       655      214,346
   Verwaltungs und Privat-Bank AG.........................     3,499      463,027
  *Vetropack Holding AG...................................        10       21,898
  #*Von Roll Holding AG...................................    61,496      320,185
  #Vontobel Holdings AG...................................    48,801    1,989,506
   VZ Holding AG..........................................       846      132,023
   Walliser Kantonalbank AG...............................       173      148,107
   Winterthur Technologie AG..............................       413       29,644
   WMH Walter Meier Holding AG............................       589      161,477
  #Ypsomed Holdings AG....................................     3,755      247,148
   Zehnder Group AG.......................................       288      909,091
   Zuger Kantonalbank AG..................................       121      783,302
   Zurich Financial Services AG...........................    91,736   25,794,204
                                                                     ------------
TOTAL SWITZERLAND.........................................            407,711,452
                                                                     ------------

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
                                                     Shares     Value++
                                                     ------     -----

         UNITED KINGDOM -- (16.0%)...............
           *888 Holdings P.L.C...................    31,323 $    19,827
            A.G. Barr P.L.C......................    20,637     475,800
            Aberdeen Asset Management P.L.C...... 1,345,598   5,141,602
            Acal P.L.C...........................    26,297     144,785
            Admiral Group P.L.C..................    39,092   1,105,938
           *AEA Technology Group P.L.C...........    27,704       2,175
            Aegis Group P.L.C....................   732,591   1,716,612
           *Afren P.L.C..........................   653,050   1,749,225
            Aga Rangemaster Group P.L.C..........    42,331      87,249
            Aggreko P.L.C........................    97,313   2,911,355
            Air Partner P.L.C....................     2,004      17,305
           *Alexon Group P.L.C...................     5,157       1,009
           *Alizyme P.L.C........................    42,517       2,841
            Alphameric P.L.C.....................    42,180      16,247
           *Alterian P.L.C.......................    15,092      29,091
            Alumasc Group P.L.C..................     8,807      24,224
            Amec P.L.C...........................   275,483   5,530,329
            Amlin P.L.C..........................   403,060   2,819,170
            Anglo American P.L.C.................   536,326  28,113,548
            Anglo Pacific Group P.L.C............   126,209     667,737
            Anglo-Eastern Plantations P.L.C......     6,286      81,246
            Anite P.L.C..........................   269,961     289,904
           *Antisoma P.L.C.......................   646,856      26,039
            Antofagasta P.L.C....................   122,805   2,878,039
            Arena Leisure P.L.C..................   182,111      92,188
            ARM Holdings P.L.C...................    12,223     126,685
           *ARM Holdings P.L.C. Sponsored ADR....   177,485   5,583,678
            Ashmore Group P.L.C..................   107,195     669,765
            Ashtead Group P.L.C..................   732,628   2,480,417
            Associated British Foods P.L.C.......   216,587   3,647,644
           *Assura Group, Ltd. P.L.C.............    54,999      43,196
           #AstraZeneca P.L.C. Sponsored ADR.....   107,290   5,346,261
           *Autonomy Corp. P.L.C.................    87,595   2,364,044
            Aveva Group P.L.C....................    28,259     756,734
           *Avis Europe P.L.C....................   129,258     419,606
            Aviva P.L.C.......................... 1,536,083  11,495,970
           *Aviva P.L.C. Sponsored ADR...........     1,500      22,740
            Avon Rubber P.L.C....................     8,371      34,601
           *Axis-Shield P.L.C....................    22,609     117,566
            Babcock International Group P.L.C....   336,893   3,608,811
            BAE Systems P.L.C.................... 1,507,204   8,273,467
            Balfour Beatty P.L.C.................   571,103   3,136,169
           #Barclays P.L.C. Sponsored ADR........ 1,016,357  19,361,601
           *Barratt Developments P.L.C........... 1,293,556   2,420,262
            BBA Aviation P.L.C...................   566,082   2,057,818
            Beazley P.L.C........................   700,753   1,537,327
            Bellway P.L.C........................   167,450   1,982,615
            Berendsen P.L.C......................   231,443   2,012,403
           *Berkeley Group Holdings P.L.C. (The).   168,826   2,995,246
            BG Group P.L.C.......................   598,458  15,411,176
           #BG Group P.L.C. Sponsored ADR........    27,200   3,455,760
            BHP Billiton P.L.C...................    15,526     656,436
            BHP Billiton P.L.C. ADR..............    77,600   6,532,368
           *Blacks Leisure Group P.L.C...........    20,283       4,630
            Bloomsbury Publishing P.L.C..........    58,768     132,766
            Bodycote P.L.C.......................   359,679   2,343,347
           *Booker Group P.L.C...................   228,457     229,749
            Bovis Homes Group P.L.C..............   181,452   1,337,524
            BP P.L.C.............................    79,890     614,133
            BP P.L.C. Sponsored ADR.............. 1,170,156  53,990,998
            Braemar Shipping Services P.L.C......    13,325     112,679

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
                                                             Shares    Value++
                                                             ------    -----

 UNITED KINGDOM -- (Continued)...........................
    Brammer P.L.C........................................    24,061 $  116,884
    Brewin Dolphin Holdings P.L.C........................   201,145    580,065
    British American Tobacco P.L.C.......................    82,257  3,594,373
   #British American Tobacco P.L.C. Sponsored ADR........    19,800  1,746,360
    British Polythene Industries P.L.C...................    25,012    121,027
    British Sky Broadcasting Group P.L.C.................    20,913    294,496
    British Sky Broadcasting Group P.L.C. Sponsored ADR..    24,700  1,387,646
    Britvic P.L.C........................................   153,689  1,052,537
   #BT Group P.L.C. Sponsored ADR........................   140,608  4,648,500
   *BTG P.L.C............................................   211,705    880,680
    Bunzl P.L.C..........................................   218,336  2,718,570
    Burberry Group P.L.C.................................   392,064  8,507,371
   *Bwin.Party Digital Entertainment P.L.C...............   236,450    605,907
    Cable & Wireless Communications P.L.C................ 2,224,822  1,727,694
    Cable & Wireless Worldwide P.L.C..................... 2,582,952  2,078,352
   *Cairn Energy P.L.C...................................   577,820  4,371,590
    Camellia P.L.C.......................................       198     31,668
    Capita Group P.L.C...................................    63,460    781,092
   *Capital & Counties Properties PLC....................   121,282    341,163
   *Capital & Regional P.L.C.............................   109,371     70,657
    Carclo P.L.C.........................................    21,066    106,176
    Carillion P.L.C......................................   545,105  3,577,666
    Carnival P.L.C.......................................    34,284  1,380,369
   #Carnival P.L.C. ADR..................................    88,803  3,551,232
    Carpetright P.L.C....................................     7,935     91,445
   *Carphone Warehouse Group P.L.C.......................   181,355  1,204,184
    Carr's Milling Industries P.L.C......................     2,672     32,577
    Castings P.L.C.......................................    21,365    102,571
    Catlin Group, Ltd. P.L.C.............................   475,532  3,144,323
   *Centamin Egypt, Ltd..................................   553,780  1,209,449
    Centaur Media P.L.C..................................    79,311     70,051
    Centrica P.L.C.......................................   774,376  4,158,696
    Charles Stanley Group P.L.C..........................     6,583     34,242
    Charles Taylor Consulting P.L.C......................    11,746     29,509
    Charter International P.L.C..........................   218,827  3,007,820
   *Chaucer Holdings P.L.C...............................   251,687    232,194
    Chemring Group P.L.C.................................   101,309  1,136,341
    Chesnara P.L.C.......................................   128,213    544,736
    Chime Communications P.L.C...........................    19,035     85,351
   *Cineworld Group P.L.C................................    22,983     83,946
   *Clarkson P.L.C.......................................     6,526    137,677
   *Clinton Cards P.L.C..................................    67,260     19,476
    Close Brothers Group P.L.C...........................   186,784  2,533,930
   *Cobham P.L.C.........................................   623,416  2,381,280
    Collins Stewart P.L.C................................   132,454    187,335
   *Colt Group SA........................................   353,179    888,492
    Communisis P.L.C.....................................   120,651     64,894
    Compass Group P.L.C..................................   423,975  4,148,763
    Computacenter P.L.C..................................   141,938  1,091,415
    Connaught P.L.C......................................   102,162     28,412
    Consort Medical P.L.C................................    26,822    255,752
   *Cookson Group P.L.C..................................   324,001  3,887,060
    Corin Group P.L.C....................................     3,868      3,744
   *Cosalt P.L.C.........................................    12,162        766
    Costain Group P.L.C..................................     9,513     35,940
    Cranswick P.L.C......................................    56,348    710,574
    Creston P.L.C........................................    18,283     29,629
    Croda International P.L.C............................    71,595  2,249,483
   *CSR P.L.C............................................   290,978  1,820,792
    Daily Mail & General Trust P.L.C. Series A...........   256,833  2,142,681
    Dairy Crest Group P.L.C..............................   262,103  1,759,603

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
                                                       Shares    Value++
                                                       ------    -----

       UNITED KINGDOM -- (Continued)...............
          De La Rue P.L.C..........................    78,163 $1,038,903
         *Debenhams P.L.C.......................... 1,651,506  1,886,025
          Dechra Pharmaceuticals P.L.C.............    27,134    217,784
          Development Securities P.L.C.............   145,625    528,428
          Devro P.L.C..............................   209,208  1,000,633
          Diageo P.L.C. Sponsored ADR..............    60,800  4,947,296
          Dignity P.L.C............................    26,087    333,951
          Diploma P.L.C............................   112,126    691,414
         *Dixons Retail P.L.C...................... 4,437,271  1,070,252
          Domino Printing Sciences P.L.C...........   131,778  1,481,940
          Domino's Pizza UK & IRL P.L.C............    40,146    310,636
         *Drax Group P.L.C.........................   371,531  2,736,394
          DS Smith P.L.C...........................   526,808  1,909,500
         *DTZ Holdings P.L.C.......................     9,294      4,044
          Dunelm Group P.L.C.......................    28,656    218,747
         *Dyson Group P.L.C........................     3,999      1,085
         *E2V Technologies P.L.C...................    54,502    122,585
         *easyJet P.L.C............................   179,660  1,048,338
          Electrocomponents P.L.C..................   440,584  2,050,815
          Elementis P.L.C..........................   667,595  1,841,566
         *EnQuest P.L.C............................   531,610  1,241,301
         *Enterprise Inns P.L.C....................   693,441  1,107,236
          Eurasian Natural Resources Corp. P.L.C...   118,384  1,814,168
          Euromoney Institutional Investor P.L.C...    27,089    323,281
          Evolution Group P.L.C....................   269,316    321,718
         *Exillon Energy P.L.C.....................     7,037     55,102
          Experian P.L.C...........................   262,099  3,536,892
          F&C Asset Management P.L.C...............   693,916    923,712
          Fenner P.L.C.............................   169,762  1,104,770
          Fiberweb P.L.C...........................    47,048     58,947
          Fidessa Group P.L.C......................    30,747    905,937
          Filtrona P.L.C...........................   187,375  1,078,043
         *Findel P.L.C............................. 1,199,401    121,083
          Firstgroup P.L.C.........................   386,243  2,098,793
          Forth Ports P.L.C........................    41,994  1,138,307
         *Fortune Oil P.L.C........................   347,850     77,812
          French Connection Group P.L.C............    88,909    153,138
          Fresnillo P.L.C..........................    18,636    513,602
          Fuller Smith & Turner P.L.C..............    36,790    398,823
          Future P.L.C.............................   361,156    118,147
          G4S P.L.C................................ 1,192,615  5,507,736
          Galliford Try P.L.C......................   109,250    756,724
          Game Group P.L.C.........................   607,979    539,522
          Games Workshop Group P.L.C...............     7,668     56,556
         *Gem Diamonds, Ltd........................   131,379    631,802
          Genus P.L.C..............................    53,337    890,351
          GKN P.L.C................................ 1,314,139  4,903,674
          GlaxoSmithKline P.L.C. Sponsored ADR.....    82,600  3,606,316
          Go-Ahead Group P.L.C.....................    38,577    912,854
          Greene King P.L.C........................   291,094  2,385,433
          Greggs P.L.C.............................    99,024    852,491
         #*Guinness Peat Group P.L.C...............    59,766     39,261
          Halfords Group P.L.C.....................   250,881  1,657,966
          Halma P.L.C..............................   253,936  1,585,928
          Hampson Industries P.L.C.................   243,309    107,198
          Hansard Global P.L.C.....................    10,373     29,477
         *Hansen Transmissions International NV....     6,279      5,211
         *Hardy Oil & Gas P.L.C....................    23,628     87,626
         *Hardy Underwriting Group P.L.C...........    21,636    102,758
          Hargreaves Lansdown P.L.C................    80,332    865,471
          Harvard International P.L.C..............     6,399      2,802

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

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CONTINUED

                                                                  Shares     Value++
                                                                  ------     -----

UNITED KINGDOM -- (Continued).................................
   Harvey Nash Group P.L.C....................................    28,747 $    34,741
  *Havelock Europa P.L.C......................................    13,179       3,763
   Hays P.L.C.................................................   607,627   1,210,306
   Headlam Group P.L.C........................................   103,583     527,680
   Helical Bar P.L.C..........................................   126,935     554,506
  *Helphire P.L.C.............................................   309,742      69,454
  #Henderson Group P.L.C......................................   824,494   2,240,035
   Henry Boot P.L.C...........................................    43,832      89,374
   Heritage Oil P.L.C.........................................    40,233     168,194
  *Heywood Williams Group P.L.C...............................    30,224          --
   Hikma Pharmaceuticals P.L.C................................   127,684   1,677,935
   Hill & Smith Holdings P.L.C................................    99,260     557,508
   Hiscox, Ltd. P.L.C.........................................   503,798   3,477,064
   HMV Group P.L.C............................................   382,104      68,698
   Hochschild Mining P.L.C....................................    95,224     977,505
   Hogg Robinson Group P.L.C..................................   127,702     125,690
   Holidaybreak P.L.C.........................................    78,881     354,332
   Home Retail Group P.L.C....................................   693,578   2,560,047
   Homeserve P.L.C............................................   236,555   1,932,646
   Hornby P.L.C...............................................    20,303      37,163
  *Howden Joinery Group P.L.C................................. 1,093,385   2,071,494
   HSBC Holdings P.L.C........................................    43,823     478,014
  #HSBC Holdings P.L.C. Sponsored ADR......................... 1,280,305  69,738,213
   Hunting P.L.C..............................................   116,857   1,582,003
   Huntsworth P.L.C...........................................   250,994     291,947
   Hyder Consulting P.L.C.....................................    12,864      78,174
   ICAP P.L.C.................................................   379,451   3,292,612
   IG Group Holdings P.L.C....................................   192,580   1,506,636
  *Imagination Technologies Group P.L.C.......................   107,118     896,572
   IMI P.L.C..................................................   291,635   5,337,148
   Imperial Tobacco Group P.L.C...............................   400,030  14,109,950
   Imperial Tobacco Group P.L.C. ADR..........................    18,000   1,276,200
  *Inchcape P.L.C.............................................   471,288   2,876,957
   Informa P.L.C..............................................   557,861   3,892,464
   Inmarsat P.L.C.............................................    90,053     917,124
  *Innovation Group P.L.C..................................... 1,067,094     308,354
   Intercontinental Hotels Group P.L.C........................     7,196     157,972
  #Intercontinental Hotels Group P.L.C. ADR...................    82,523   1,819,632
   Intermediate Capital Group P.L.C...........................   380,103   2,102,058
  *International Consolidated Airlines Group P.L.C............   552,471   2,198,145
  *International Consolidated Airlines Group SA Sponsored ADR.    12,200     241,072
  *International Ferro Metals, Ltd............................    20,587       8,313
   International Personal Finance P.L.C.......................   324,526   1,999,252
   International Power P.L.C.................................. 1,635,620   9,052,739
   Interserve P.L.C...........................................   140,246     659,290
   Intertek Group P.L.C.......................................    69,693   2,475,827
   Invensys P.L.C.............................................   554,079   3,154,811
   Investec P.L.C.............................................   516,848   4,162,281
  *IP Group P.L.C.............................................   174,476     149,901
   ITE Group P.L.C............................................    40,221     173,638
  *ITV P.L.C.................................................. 3,143,342   4,002,983
   James Fisher & Sons P.L.C..................................    69,699     641,975
   Jardine Lloyd Thompson Group P.L.C.........................    67,642     797,650
   JD Sports Fashion P.L.C....................................     9,632     143,850
  *JD Wetherspoon P.L.C.......................................   101,208     769,517
  *JJB Sports P.L.C...........................................    30,495      13,244
   JKX Oil & Gas P.L.C........................................   132,334     679,006
   John Menzies P.L.C.........................................    18,774     170,420
   John Wood Group P.L.C......................................   359,041   4,166,032
   Johnson Matthey P.L.C......................................   150,207   5,031,673
  *Johnston Press P.L.C....................................... 1,456,828     194,082

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

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CONTINUED

                                                        Shares     Value++
                                                        ------     -----

     UNITED KINGDOM -- (Continued).................
        Kazakhmys P.L.C............................    151,166 $ 3,511,384
        Kcom Group P.L.C...........................    346,054     356,725
        Keller Group P.L.C.........................     69,988     771,254
        Kesa Electricals P.L.C.....................    659,944   1,424,522
        Kewill P.L.C...............................     37,553      65,915
        Kier Group P.L.C...........................     34,658     772,021
        Kingfisher P.L.C...........................  2,252,411  10,348,831
       *Kofax P.L.C................................     53,035     418,487
        Ladbrokes P.L.C............................    687,249   1,752,089
        Laird P.L.C................................    317,863     748,832
        Lamprell P.L.C.............................     81,234     504,385
        Lancashire Holdings, Ltd. P.L.C............    198,716   2,147,728
        Latchways P.L.C............................      2,464      44,655
        Laura Ashley Holdings P.L.C................    157,940      57,210
        Lavendon Group P.L.C.......................    159,177     259,880
        Legal & General Group P.L.C................  6,293,969  12,945,410
       *Liontrust Asset Management P.L.C...........      4,633       6,353
       *Lloyds Banking Group P.L.C................. 11,686,370  11,602,844
       #*Lloyds Banking Group P.L.C. Sponsored ADR.    678,129   2,678,610
        Logica P.L.C...............................  1,578,443   3,575,993
        London Stock Exchange Group P.L.C..........    161,851   2,362,421
        Lonmin P.L.C...............................    133,187   3,648,516
        Lookers P.L.C..............................    110,961     121,427
        Low & Bonar P.L.C..........................    112,993     116,050
        LSL Property Services P.L.C................     14,831      71,695
        Man Group P.L.C............................  1,764,724   7,385,091
        Management Consulting Group P.L.C..........    253,841     155,975
       *Manganese Bronze Holdings P.L.C............      3,904       3,215
        Marks & Spencer Group P.L.C................  1,223,327   7,948,149
        Marshalls P.L.C............................     93,944     190,849
        Marston's P.L.C............................    676,766   1,227,538
        McBride P.L.C..............................    258,007     577,218
       *McBride P.L.C. Redeemable Shares...........  5,059,800       8,452
       *Mears Group P.L.C..........................     56,947     229,566
       *Mecom Group P.L.C..........................     42,516     221,408
        Meggitt P.L.C..............................    819,143   4,928,533
        Melrose P.L.C..............................    459,840   2,724,757
        Melrose Resources P.L.C....................     79,059     366,674
        Michael Page International P.L.C...........     82,897     767,265
        Micro Focus International P.L.C............     92,950     567,216
        Millennium & Copthorne Hotels P.L.C........    192,301   1,700,702
       *Minerva P.L.C..............................     81,885     127,057
       *Misys P.L.C................................    246,296   1,299,087
       *Mitchells & Butlers P.L.C..................    313,759   1,729,087
        Mitie Group P.L.C..........................    399,827   1,415,786
       *MJ Gleeson Group P.L.C.....................     16,223      29,939
        Mondi P.L.C................................    403,517   4,010,516
       *Moneysupermarket.com Group P.L.C...........    318,090     499,923
        Morgan Crucible Co. P.L.C..................    314,244   1,633,083
        Morgan Sindall P.L.C.......................     48,951     567,758
        Mothercare P.L.C...........................    102,312     718,868
        Mouchel Group P.L.C........................     47,646      61,792
       *MWB Group Holdings P.L.C...................     22,990      15,869
        N Brown Group P.L.C........................    167,111     848,061
       *National Express Group P.L.C...............    484,494   2,133,114
        National Grid P.L.C........................     13,441     137,905
       #National Grid P.L.C. Sponsored ADR.........    102,741   5,273,696
        NCC Group P.L.C............................      8,727      84,888
        Next P.L.C.................................     68,270   2,557,876
        Northern Foods P.L.C.......................    276,232     335,665
       *Northgate P.L.C............................     88,887     508,126

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

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CONTINUED

                                                            Shares     Value++
                                                            ------     -----

 UNITED KINGDOM -- (Continued).........................
    Northumbrian Water Group P.L.C.....................    349,369 $ 2,049,709
    Novae Group P.L.C..................................     78,110     495,841
    Old Mutual P.L.C...................................  3,740,201   8,718,815
   *Optos P.L.C........................................      2,240       6,525
   *Oxford Biomedica P.L.C.............................    264,084      25,310
    Oxford Instruments P.L.C...........................     22,208     276,779
    Pace P.L.C.........................................    327,672     881,502
    PayPoint P.L.C.....................................      9,427      73,977
   #Pearson P.L.C. Sponsored ADR.......................    607,283  11,568,741
   *Pendragon P.L.C....................................    375,315     147,834
    Pennon Group P.L.C.................................    240,472   2,656,385
    Persimmon P.L.C....................................    411,644   3,329,985
    Petrofac, Ltd. P.L.C...............................     33,407     844,544
    Petropavlovsk P.L.C................................    100,405   1,504,484
   *Phoenix IT Group, Ltd. P.L.C.......................     33,310     119,396
    Photo-Me International P.L.C.......................    823,881     618,243
    Pinewood Shepperton P.L.C..........................     31,209     110,099
   *Pinnacle Staffing Group P.L.C......................     15,255         192
    Premier Farnell P.L.C..............................    271,574   1,295,906
   *Premier Foods P.L.C................................  3,199,048   1,720,001
   *Premier Oil P.L.C..................................     73,346   2,465,169
   #Provident Financial P.L.C..........................     60,295   1,016,303
    Prudential P.L.C...................................     56,043     725,048
   #Prudential P.L.C. ADR..............................    545,150  14,086,676
    Psion P.L.C........................................     94,664     160,626
   *Puma Brandenburg, Ltd. (B61F3J5)...................     90,186       2,672
   *Puma Brandenburg, Ltd. (B62NCQ8)...................     90,186       6,011
   *Punch Taverns P.L.C................................    875,172   1,151,373
    PV Crystalox Solar P.L.C...........................    245,375     221,505
   #PZ Cussons P.L.C...................................    198,654   1,088,222
   *Qinetiq P.L.C......................................    743,720   1,505,900
   *Quintain Estates & Development P.L.C...............    411,194     319,998
    R.E.A. Holdings P.L.C..............................     11,361     149,394
   *Randgold Resources, Ltd............................      4,700     408,678
    Rank Group P.L.C...................................    236,514     596,203
    Rathbone Brothers P.L.C............................     40,644     792,095
    Reckitt Benckiser Group P.L.C......................     58,545   3,257,842
   *Redrow P.L.C.......................................    350,237     766,902
    Reed Elsevier P.L.C................................      7,445      65,957
   #Reed Elsevier P.L.C. ADR...........................     37,941   1,349,182
    Regus P.L.C........................................    957,526   1,795,646
    Renishaw P.L.C.....................................     28,314     836,701
   *Renovo Group P.L.C.................................    132,895      35,017
   *Rentokil Initial P.L.C.............................    934,753   1,476,663
    Resolution, Ltd. P.L.C.............................  1,614,510   8,175,952
    Restaurant Group P.L.C.............................    122,168     685,349
    Rexam P.L.C........................................    946,708   6,187,192
    Ricardo P.L.C......................................     27,069     165,569
    Rightmove P.L.C....................................     47,459     841,474
    Rio Tinto P.L.C....................................    113,242   8,262,694
   #Rio Tinto P.L.C. Sponsored ADR.....................    257,107  18,822,803
    RM P.L.C...........................................     31,960      78,993
    Robert Walters P.L.C...............................     96,470     494,614
    Robert Wiseman Dairies P.L.C.......................     62,972     332,116
    ROK P.L.C..........................................     63,943          --
   *Rolls-Royce Group P.L.C............................    799,922   8,603,184
   *Rolls-Royce Group P.L.C. Series C.................. 76,792,512     128,270
    Rotork P.L.C.......................................     37,868   1,088,159
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.    302,157   4,215,090
    Royal Dutch Shell P.L.C. ADR.......................  1,131,506  88,664,810
   *Royal Dutch Shell P.L.C. Series A..................      1,338      52,117

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CONTINUED

                                                         Shares     Value++
                                                         ------     -----

     UNITED KINGDOM -- (Continued)...................
       *Royal Dutch Shell P.L.C. Series B............   109,362 $ 4,257,344
        RPC Group P.L.C..............................   190,170   1,064,328
        RPS Group P.L.C..............................   282,225   1,079,104
        RSA Insurance Group P.L.C.................... 3,725,890   8,586,267
        S&U P.L.C....................................     2,614      30,975
        SABmiller P.L.C..............................   396,880  14,826,541
        Sage Group P.L.C............................. 1,154,559   5,509,617
        Sainsbury (J.) P.L.C.........................   768,099   4,474,016
       *Salamander Energy P.L.C......................   183,101     924,237
        Savills P.L.C................................   148,113     992,861
        Schroders P.L.C..............................   104,402   3,317,038
        Schroders P.L.C. Non-Voting..................    47,239   1,226,598
        Scottish & Southern Energy P.L.C.............   425,069   9,643,409
       *SDL P.L.C....................................   132,839   1,436,342
        Senior P.L.C.................................   376,638     962,326
        Serco Group P.L.C............................    91,948     869,680
        Severfield-Rowen P.L.C.......................   122,164     503,442
        Severn Trent P.L.C...........................    93,075   2,339,777
        Shanks Group P.L.C...........................   477,393     962,094
        Shire P.L.C..................................     2,251      69,854
        Shire P.L.C. ADR.............................    19,600   1,826,916
       *SIG P.L.C....................................   832,957   1,955,674
       *SkyePharma P.L.C. Sponsored ADR..............        80          49
        Smith & Nephew P.L.C.........................     7,085      77,811
       #Smith & Nephew P.L.C. Sponsored ADR..........    34,400   1,906,448
        Smiths Group P.L.C...........................    81,036   1,806,920
        Smiths News P.L.C............................   123,090     207,555
       *Soco International P.L.C.....................   204,841   1,330,671
       *Southern Cross Healthcare P.L.C..............   120,532      21,698
        Spectris P.L.C...............................   103,458   2,563,743
        Speedy Hire P.L.C............................   147,048      76,873
        Spirax-Sarco Engineering P.L.C...............    44,037   1,480,608
        Spirent Communications P.L.C................. 2,334,033   5,693,263
        Spirent Communications P.L.C. Sponsored ADR..    25,100     242,215
       *Sportech P.L.C...............................    87,812      64,441
       *Sports Direct International P.L.C............   135,009     454,572
        St. Ives Group P.L.C.........................    57,893      97,839
        St. James's Place P.L.C......................   175,633   1,042,001
        St. Modwen Properties P.L.C..................   129,640     368,594
        Stagecoach Group P.L.C.......................   297,923   1,229,889
        Standard Chartered P.L.C.....................   941,963  26,178,780
        Standard Life P.L.C.......................... 2,494,661   9,453,527
        Sthree P.L.C.................................    42,650     312,538
       *Stolt-Nielsen, Ltd. P.L.C....................     5,042     122,103
       *STV Group P.L.C..............................    56,141     157,804
        Synergy Health P.L.C.........................    13,291     187,922
        T Clarke P.L.C...............................    26,802      44,136
        TalkTalk Telecom Group P.L.C.................   362,710     842,923
       *Talvivaara Mining Co. P.L.C..................    28,097     250,031
        Tate & Lyle P.L.C............................   407,706   4,051,901
       *Taylor Wimpey P.L.C.......................... 4,117,066   2,690,418
        Ted Baker P.L.C..............................    12,672     153,374
       *Telecity Group P.L.C.........................   150,602   1,325,591
        Telecom Plus P.L.C...........................    23,457     190,875
        Tesco P.L.C.................................. 1,793,199  12,089,519
        Thomas Cook Group P.L.C......................   785,815   2,254,677
        Thorntons P.L.C..............................    37,958      51,601
        Topps Tiles P.L.C............................    36,015      43,874
        Travis Perkins P.L.C.........................   263,207   4,740,743
        Tribal Group P.L.C...........................    44,362      34,448
       *Trifast P.L.C................................    29,862      24,584

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CONTINUED

                                                    Shares        Value++
                                                    ------        -----

      UNITED KINGDOM -- (Continued).............
        *Trinity Mirror P.L.C...................   340,299 $      275,982
         TT electronics P.L.C...................   148,431        443,987
         TUI Travel P.L.C.......................   593,041      2,378,237
         Tullett Prebon P.L.C...................   189,038      1,332,208
         Tullow Oil P.L.C.......................    77,475      1,858,865
        *UK Coal P.L.C..........................   136,574         92,434
         UK Mail Group P.L.C....................    12,676         55,924
         Ultra Electronics Holdings P.L.C.......    29,410        849,179
        #Umeco P.L.C............................    61,337        497,118
         Unilever P.L.C.........................    17,957        583,356
        #Unilever P.L.C. Sponsored ADR..........   120,000      3,908,400
        *Uniq P.L.C.............................     1,700          2,016
        *Unite Group P.L.C......................    49,566        178,207
         United Business Media P.L.C............   164,105      1,659,594
         United Utilities Group P.L.C...........   247,521      2,615,590
         United Utilities Group P.L.C. ADR......    10,818        228,152
         UTV Media P.L.C........................   119,515        275,484
        *Vectura Group P.L.C....................   279,149        311,289
         Vedanta Resources P.L.C................    81,742      3,191,975
        *Vernalis P.L.C.........................     2,914          1,944
         Victrex P.L.C..........................    40,288        990,175
         Vislink P.L.C..........................    11,896          3,812
         Vitec Group P.L.C. (The)...............    21,322        219,537
         Vodafone Group P.L.C...................   806,505      2,331,435
         Vodafone Group P.L.C. Sponsored ADR.... 1,875,431     54,612,551
        *Volex Group P.L.C......................    13,778         72,567
         Vp P.L.C...............................    11,576         46,595
        *Wagon P.L.C............................    17,912            374
         Weir Group P.L.C. (The)................   136,924      4,410,147
         WH Smith P.LC..........................   163,163      1,285,193
         Whitbread P.L.C........................   165,657      4,657,167
         William Hill P.L.C.....................   760,518      2,843,138
         William Morrison Supermarkets P.L.C.... 1,346,529      6,643,116
         Wilmington Group P.L.C.................   141,363        354,987
         Wincanton P.L.C........................    64,071        112,989
        *Wolfson Microelectronics P.L.C.........   193,734        770,411
        *Wolseley P.L.C.........................   295,066     10,717,936
        *Wolseley P.L.C. ADR....................    62,362        223,880
         WPP P.L.C..............................    18,201        238,404
        #WPP P.L.C. Sponsored ADR...............   104,248      6,806,352
         WS Atkins P.L.C........................    94,639      1,233,758
         WSP Group P.L.C........................    82,843        496,157
         Xaar P.L.C.............................    24,829        100,177
        *Xchanging P.L.C........................   204,067        273,114
         XP Power, Ltd. P.L.C...................     3,794        107,281
         Xstrata P.L.C..........................   782,713     20,075,808
        #*Yell Group P.L.C...................... 3,343,027        398,294
         Yule Catto & Co. P.L.C.................    70,803        257,773
                                                           --------------
      TOTAL UNITED KINGDOM......................            1,161,995,502
                                                           --------------

      UNITED STATES -- (0.0%)...................
         Brookfield Infrastructure Partners LP..        --              6
        *Walter Energy, Inc.....................     4,748        655,381
                                                           --------------
      TOTAL UNITED STATES.......................                  655,387
                                                           --------------
      TOTAL COMMON STOCKS.......................            6,013,268,950
                                                           --------------
      RIGHTS/WARRANTS -- (0.0%).................
      AUSTRALIA -- (0.0%).......................
        *Symex Holdings, Ltd. Rights 05/10/11...     7,556             41
                                                           --------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         Shares     Value++
                                                                                                         ------     -----

BELGIUM -- (0.0%)...................................................................................
  #*Agfa-Gevaert NV STRIP VVPR......................................................................     57,113 $       169
  *Deceuninck NV STRIP VVPR.........................................................................     18,136          27
  *Elia System Operator SA NV STRIP VVPR............................................................      2,262       1,275
  #*Nyrstar NV STRIP VVPR...........................................................................     67,312         399
  *Tessenderlo Chemie NV STRIP VVPR.................................................................      1,380       1,083
                                                                                                                -----------
TOTAL BELGIUM.......................................................................................                  2,953
                                                                                                                -----------

DENMARK -- (0.0%)...................................................................................
  *Danske Bank A.S. Rights 04/04/11.................................................................          2           4
  *Ostjydsk Bank A.S. Rights 05/12/11...............................................................        285         962
                                                                                                                -----------
TOTAL DENMARK.......................................................................................                    966
                                                                                                                -----------

FRANCE -- (0.0%)....................................................................................
  *Archos SA Rights 05/04/11........................................................................        676         522
                                                                                                                -----------

GERMANY -- (0.0%)...................................................................................
  *Aareal Bank AG Rights 04/29/11...................................................................     46,056     122,789
                                                                                                                -----------

GREECE -- (0.0%)....................................................................................
  *Anek Lines S.A. Rights 03/18/11..................................................................    140,825       2,086
  *Bank of Cyprus Public Co. Rights 05/17/11........................................................    665,533          --
                                                                                                                -----------
TOTAL GREECE........................................................................................                  2,086
                                                                                                                -----------

ITALY -- (0.0%).....................................................................................
  *KME Group SpA Warrants 12/30/11..................................................................     27,293         465
                                                                                                                -----------

JAPAN -- (0.0%).....................................................................................
  *Oak Capital Corp. Warrants 11/30/11..............................................................     10,100          --
                                                                                                                -----------

NORWAY -- (0.0%)....................................................................................
  *Norse Energy Corp. ASA Rights 07/02/11...........................................................     13,791         184
                                                                                                                -----------

PORTUGAL -- (0.0%)..................................................................................
  *Banco Comercial Portugues SA Rights 05/05/11.....................................................  3,337,878     113,710
                                                                                                                -----------

SINGAPORE -- (0.0%).................................................................................
  *AFP Properties, Ltd. Warrants 11/18/15...........................................................    881,000     147,547
                                                                                                                -----------

SPAIN -- (0.0%).....................................................................................
  #*Banco de Valencia SA Rights 05/09/11............................................................    111,604       8,761
  #*Banco Pastor SA Rights 05/12/11.................................................................    148,969      15,666
  #*Banco Popular Espanol SA Rights 04/27/11........................................................    796,831      55,471
                                                                                                                -----------
TOTAL SPAIN.........................................................................................                 79,898
                                                                                                                -----------

SWITZERLAND -- (0.0%)...............................................................................
  *Schmolz & Bickenbach AG Rights 04/28/11..........................................................     44,888         519
                                                                                                                -----------

UNITED KINGDOM -- (0.0%)............................................................................
  *Management Consulting Group P.L.C. Warrants 12/31/11.............................................     11,747       2,894
                                                                                                                -----------
TOTAL RIGHTS/WARRANTS...............................................................................                474,574
                                                                                                                -----------

                                                                                                           Face
                                                                                                         Amount      Value+
                                                                                                         ------      -----
                                                                                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $28,475,000
    FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at $28,753,455................... $   28,753  28,753,000
                                                                                                                -----------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  Shares/
                                                                                                     Face
                                                                                                   Amount         Value+
                                                                                                   ------         -----
                                                                                                    (000)

SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................  1,218,052,611 $1,218,052,611
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257............................................................................... $        1,559      1,559,252
                                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                 1,219,611,863
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................                $7,262,108,387
                                                                                                          ==============

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                           Shares      Value++
                                                           ------      -----

  COMMON STOCKS -- (84.5%)............................
  AUSTRALIA -- (23.1%)................................
     Abacus Property Group............................  1,296,520 $  3,200,111
    #Ale Property Group...............................    556,688    1,221,205
    #Ardent Leisure Group.............................  1,080,610    1,646,807
    #Aspen Group......................................  2,877,850    1,486,093
     Australian Education Trust.......................    366,264      329,451
     BWP Trust........................................  1,723,401    3,359,041
     Carindale Property Trust NL......................     82,078      387,158
    *Centro Retail Group..............................    535,036      215,224
     CFS Retail Property Trust........................  9,140,519   17,945,434
    #Challenger Diversified Property Group............  2,276,463    1,361,044
    #Charter Hall Group...............................    820,426    2,232,002
     Charter Hall Office REIT.........................  2,029,254    7,830,793
    #Charter Hall Retail REIT.........................  1,232,300    4,334,580
    #Commonwealth Property Office Fund................  9,463,351    9,515,454
    #Cromwell Property Group..........................    957,004      755,798
     Dexus Property Group............................. 21,215,870   20,516,558
    *EDT Retail Trust.................................  3,505,337      310,941
    *Galileo Japan Trust..............................     13,923       15,831
     GEO Property Group...............................    365,904       76,323
     Goodman Group.................................... 30,284,299   23,624,671
     GPT Group (6365866)..............................  7,962,846   27,661,126
    *GPT Group (B3WX9L1).............................. 38,018,670           --
     Growthpoint Properties Australia NL..............     44,714       93,069
     Investa Office Fund.............................. 11,534,168    7,985,411
    #*Mirvac Industrial Trust.........................    826,524       34,409
    *Prime Retirement & Aged Care Property Trust......    116,309        6,119
     Real Estate Capital Partners USA Property Trust..    257,065       13,770
    *Rubicon Europe Trust Group REIT..................    505,643        2,771
     Stockland Trust Group............................ 10,460,501   43,428,076
    #*Tishman Speyer Office Fund......................  1,359,035      948,784
    *Trafalgar Corporate Group, Ltd...................     43,870       47,824
    *Trinity Group....................................    500,397       82,265
    *Valad Property Group.............................    488,291      937,512
     Westfield Group..................................  8,715,464   86,367,676
     Westfield Retail Trust........................... 11,453,758   33,269,167
                                                                  ------------
  TOTAL AUSTRALIA.....................................             301,242,498
                                                                  ------------

  BELGIUM -- (1.5%)...................................
    #Aedifica NV......................................     14,906      903,393
     Befimmo SCA......................................     58,642    5,439,713
    #Cofinimmo SA.....................................     53,750    8,271,881
    #Intervest Offices NV.............................     24,927      848,309
     Leasinvest Real Estate SCA.......................      4,799      478,257
     Retail Estates NV................................      7,252      532,096
    #Warehouses De Pauw SCA...........................     43,725    2,667,611
     Wereldhave Belgium NV............................      5,992      625,748
                                                                  ------------
  TOTAL BELGIUM.......................................              19,767,008
                                                                  ------------

  CANADA -- (5.9%)....................................
    #Allied Properties REIT...........................     87,173    2,132,912
    #Artis REIT.......................................    149,171    2,159,956
    #Boardwalk REIT...................................    102,366    5,214,861
    #Calloway REIT....................................    214,454    5,673,290
    #Canadian Apartment Properties REIT...............    157,882    3,178,832
    #Canadian REIT....................................    141,893    5,023,956
    #Chartwell Seniors Housing REIT...................    469,874    4,409,957
    #Cominar REIT.....................................    129,244    3,106,282
    #Crombie REIT.....................................     66,820      920,218

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                            Shares      Value++
                                                                            ------      -----

CANADA -- (Continued)..................................................
  #Dundee REIT.........................................................    104,363 $  3,645,508
  #Extendicare REIT....................................................    290,506    3,650,707
  #H&R REIT............................................................    524,846   12,148,314
  #Huntingdon REIT.....................................................     27,438      192,268
  #InnVest REIT........................................................    287,807    2,184,066
   Interrent REIT......................................................     13,900       26,150
  #*Lanesborough REIT..................................................     29,600       11,419
  #Morguard REIT.......................................................    106,400    1,696,957
  #Northern Property REIT..............................................     51,600    1,619,198
  *NorthWest Healthcare Properties REIT................................      4,900       62,923
  #Primaris Retail REIT................................................    144,622    3,179,345
  #Retrocom Mid-Market REIT............................................     37,700      238,277
  #Riocan REIT.........................................................    561,572   15,046,082
  #Whiterock REIT......................................................     83,506    1,203,849
                                                                                   ------------
TOTAL CANADA...........................................................              76,725,327
                                                                                   ------------

CHINA -- (0.1%)........................................................
   GZI REIT............................................................  2,561,000    1,359,643
   RREEF China Commercial Trust........................................  1,392,000       44,809
                                                                                   ------------
TOTAL CHINA............................................................               1,404,452
                                                                                   ------------

FRANCE -- (12.9%)......................................................
   Acanthe Developpement SA............................................    165,602      407,530
   Affine SA...........................................................     18,702      619,231
  #ANF SA..............................................................     40,798    2,128,432
   CeGeREAL SA.........................................................     14,439      525,806
   Fonciere des Regions SA.............................................    111,672   12,672,837
   Gecina SA...........................................................     90,375   13,025,699
  #Icade SA............................................................     98,453   12,621,398
   Klepierre SA........................................................    427,257   17,558,008
   Mercialys SA........................................................    121,463    5,251,355
   Societe de la Tour Eiffel SA........................................     25,236    2,530,209
   Societe Immobiliere de Location pour l'Industrie et le Commerce SA..     60,179    9,020,480
  #Unibail-Rodamco SE..................................................    394,586   92,315,610
                                                                                   ------------
TOTAL FRANCE...........................................................             168,676,595
                                                                                   ------------

GERMANY -- (0.2%)......................................................
   Alstria Office REIT AG..............................................    102,211    1,623,916
   Hamborner REIT AG...................................................     37,772      418,993
                                                                                   ------------
TOTAL GERMANY..........................................................               2,042,909
                                                                                   ------------

GREECE -- (0.0%).......................................................
   Eurobank Properties Real Estate Investment Co. S.A..................     46,011      408,221
                                                                                   ------------

HONG KONG -- (3.2%)....................................................
  #Champion REIT....................................................... 10,989,012    6,342,098
   Link REIT (The).....................................................  9,715,472   30,619,562
   Prosperity REIT.....................................................  4,931,000    1,188,409
  #Regal REIT..........................................................  4,129,000    1,409,383
  #Sunlight REIT.......................................................  4,728,000    1,534,317
                                                                                   ------------
TOTAL HONG KONG........................................................              41,093,769
                                                                                   ------------

ISRAEL -- (0.0%).......................................................
   Reit 1, Ltd.........................................................    185,607      391,909
                                                                                   ------------

ITALY -- (0.3%)........................................................
  *Beni Stabili SpA (5808135)..........................................  1,311,463    1,484,818
  *Beni Stabili SpA (B5N3Q91)..........................................    694,482      792,089
   Immobiliare Grande Distribuzione SpA................................    488,795    1,179,950
                                                                                   ------------
TOTAL ITALY............................................................               3,456,857
                                                                                   ------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           Shares      Value++
                                                           ------      -----

  JAPAN -- (12.9%).....................................
     Advance Residence Investment Corp.................     4,254 $  8,909,709
    #BLife Investment Corp.............................       385    2,836,572
    #Daiwa Office Investment Corp......................     1,082    3,877,678
     FC Residential Investment.........................        58      203,636
    #Frontier Real Estate Investment Corp..............       766    7,101,739
    #Fukuoka REIT Corp.................................       400    2,969,389
    #Global One Real Estate Investment Co..............       386    3,430,964
    #Hankyu REIT, Inc..................................       329    1,860,818
     Heiwa Real Estate REIT, Inc.......................     1,733    1,152,307
     Ichigo Real Estate Investment Corp................       542      693,099
    #Industrial & Infrastructure Fund Investment Corp..       228    1,196,476
    #Invincible Investment Corp........................     1,497      209,621
     Japan Excellent, Inc..............................       617    3,399,851
     Japan Hotel & Resort, Inc.........................       329      760,870
     Japan Logistics Fund, Inc.........................       620    5,318,468
     Japan Prime Realty Investment Corp................     2,950    8,388,541
     Japan Real Estate Investment Corp.................     2,177   21,550,137
     Japan Rental Housing Investment, Inc..............     2,139      970,775
     Japan Retail Fund Investment......................     6,713   10,852,974
     Kenedix Realty Investment Corp....................       974    4,139,533
     MID REIT, Inc.....................................       652    2,030,107
     Mori Hills REIT Investment Corp...................       705    2,441,540
    #MORI TRUST Sogo REIT, Inc.........................       744    7,557,169
    #Nippon Accommodations Fund, Inc...................       613    4,500,103
    #Nippon Building Fund, Inc.........................     2,395   24,104,622
    #Nippon Hotel Fund Investment Corp.................       143      513,877
    #Nomura Real Estate Office Fund, Inc...............     1,192    8,630,683
     Nomura Real Estate Residential Fund, Inc..........       476    2,923,715
    #Orix Jreit, Inc...................................     1,057    5,770,286
    #Premier Investment Co.............................       545    2,541,340
    #Sekisui House SI Investment Co., Ltd..............       353    1,612,703
    #TOKYU REIT, Inc...................................       645    4,483,186
    #Top REIT, Inc.....................................       583    3,540,940
     United Urban Investment Corp......................     6,016    7,634,530
                                                                  ------------
  TOTAL JAPAN..........................................            168,107,958
                                                                  ------------

  MALAYSIA -- (0.1%)...................................
     Al-'Aqar KPJ REIT Berhad..........................    80,800       31,127
     Al-Hadharah Boustead REIT Berhad..................   183,400       87,384
     Amanahraya REIT Berhad............................    17,600        5,675
     AmFirst REIT Berhad...............................   351,600      144,916
     Axis REIT Berhad..................................   465,200      372,181
     Hektar REIT Berhad................................    86,700       39,852
     Quill Capita Trust Berhad.........................    11,600        4,073
     Starhill REIT Berhad.............................. 1,087,700      321,244
                                                                  ------------
  TOTAL MALAYSIA.......................................              1,006,452
                                                                  ------------

  NETHERLANDS -- (3.4%)................................
    #Corio NV..........................................   237,525   16,818,292
     Eurocommercial Properties NV......................   152,188    7,821,339
    #Nieuwe Steen Investments NV.......................   145,138    3,212,071
     Vastned Offices/Industrial NV.....................    84,229    1,681,878
     VastNed Retail NV.................................    72,402    5,548,018
    #Wereldhave NV.....................................    89,009    9,303,423
                                                                  ------------
  TOTAL NETHERLANDS....................................             44,385,021
                                                                  ------------

  NEW ZEALAND -- (0.7%)................................
     AMP NZ Office Trust............................... 3,049,512    2,025,030
     Argosy Property Trust............................. 1,782,847    1,155,445
    #Goodman Property Trust............................ 3,144,980    2,318,886

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        Shares     Value++
                                                        ------     -----

     NEW ZEALAND -- (Continued).....................
       #Kiwi Income Property Trust.................. 3,677,382 $ 3,068,162
        Property for Industry, Ltd..................   449,734     422,814
        Vital Healthcare Property Trust.............   514,277     466,125
                                                               -----------
     TOTAL NEW ZEALAND..............................             9,456,462
                                                               -----------
     SINGAPORE -- (5.8%)............................
        Ascendas India Trust........................ 1,740,000   1,349,706
        Ascendas REIT............................... 6,612,000  10,981,499
        Ascott Residence Trust...................... 2,367,000   2,301,890
        Cambridge Industrial Trust.................. 4,021,282   1,643,489
       #CapitaCommercial Trust...................... 8,802,000  10,368,716
        CapitaMall Trust............................ 9,910,300  15,329,499
        Capitaretail China Trust.................... 1,546,000   1,592,011
       #Cdl Hospitality Trusts...................... 2,590,000   4,277,841
        First REIT.................................. 1,614,000     970,258
       #*Fortune REIT, Ltd..........................   342,000     170,377
        Frasers Centrepoint Trust................... 1,877,000   2,272,637
        Frasers Commercial Trust.................... 1,822,200   1,191,546
       #K-REIT Asia................................. 1,372,000   1,468,632
        Lippo-Mapletree Indonesia Retail Trust...... 2,763,000   1,264,449
       #Macarthurcook Industrial REIT............... 1,577,000     264,475
       #Mapletree Logistics Trust................... 5,604,430   4,146,238
        Parkway Life REIT........................... 1,486,000   2,101,732
       #Saizen REIT.................................   190,000      23,233
        Starhill Global REIT........................ 6,392,000   3,317,831
       #Suntec REIT................................. 8,802,000  10,941,764
                                                               -----------
     TOTAL SINGAPORE................................            75,977,823
                                                               -----------

     SOUTH AFRICA -- (1.2%).........................
        Capital Property Fund....................... 1,596,760   1,992,377
        Emira Property Fund......................... 1,189,597   2,394,089
       #Fountainhead Property Trust................. 4,738,890   4,768,369
        SA Corporate Real Estate Fund............... 8,522,632   4,281,097
        Sycom Property Fund.........................   548,188   1,773,448
                                                               -----------
     TOTAL SOUTH AFRICA.............................            15,209,380
                                                               -----------

     TAIWAN -- (0.4%)...............................
        Cathay No.1 REIT............................ 5,048,000   2,148,802
        Cathay No.2 REIT............................ 2,405,000     956,420
        Fubon No.1 REIT.............................   114,000      50,290
        Fubon No.2 REIT............................. 2,297,000     882,568
        Gallop No.1 REIT............................   141,000      44,713
        Shin Kong No.1 REIT......................... 2,515,000     899,355
        Trident REIT................................   448,000     183,193
                                                               -----------
     TOTAL TAIWAN...................................             5,165,341
                                                               -----------

     TURKEY -- (0.3%)...............................
       *Akmerkez Gayrimenkul Yatirim Ortakligi A.S..    18,581     992,841
       *Alarko Gayrimenkul Yatirim Ortakligi A.S....    15,997     212,656
       *Dogus Gayrimenkul Yatirim Ortakligi A.S.....   173,964     226,534
        Is Gayrimenkul Yatirim Ortakligi A.S........   974,033   1,189,622
       *Sinpas Gayrimenkul Yatirim Ortakligi A.S....   779,890   1,099,412
                                                               -----------
     TOTAL TURKEY...................................             3,721,065
                                                               -----------

     UNITED KINGDOM -- (12.5%)......................
        A & J Mucklow Group P.L.C...................   243,760   1,258,624
        Big Yellow Group P.L.C......................   435,712   2,421,518
        British Land Co. P.L.C...................... 3,468,090  34,918,778
        Capital Shopping Centres Group P.L.C........ 2,010,281  13,661,937
        Derwent London P.L.C........................   424,026  12,721,129

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                             Shares
                                                                                                             ------

UNITED KINGDOM -- (Continued).........................................................................
   Great Portland Estates P.L.C.......................................................................    1,205,759
   Hammerson P.L.C....................................................................................    2,892,433
  #*Hansteen Holdings P.L.C...........................................................................      309,734
   Land Securities Group P.L.C........................................................................    3,045,575
   McKay Securities P.L.C.............................................................................      301,723
   Primary Health Properties P.L.C....................................................................      311,237
   Segro P.L.C........................................................................................    2,834,726
   Shaftesbury P.L.C..................................................................................      822,648
   Town Centre Securities P.L.C.......................................................................           65
   Workspace Group P.L.C..............................................................................    1,826,593

TOTAL UNITED KINGDOM..................................................................................

TOTAL COMMON STOCKS...................................................................................

RIGHTS/WARRANTS -- (0.0%).............................................................................
UNITED KINGDOM -- (0.0%)..............................................................................
  *Hansteen Holdings P.L.C. Rights 05/03/11...........................................................       64,565


                                                                                                               Face
                                                                                                             Amount
                                                                                                             ------
                                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)..................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,390,000
    FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at $2,412,038....................... $      2,412

                                                                                                            Shares/
                                                                                                               Face
                                                                                                             Amount
                                                                                                             ------
                                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (15.3%)..............................................................
(S)@DFA Short Term Investment Fund....................................................................  199,193,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at $395,409........................ $        395

TOTAL SECURITIES LENDING COLLATERAL...................................................................

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)................................................................................

                                                                                                              Value++
                                                                                                              -----

UNITED KINGDOM -- (Continued).........................................................................
   Great Portland Estates P.L.C....................................................................... $    8,495,301
   Hammerson P.L.C....................................................................................     22,739,690
  #*Hansteen Holdings P.L.C...........................................................................        428,038
   Land Securities Group P.L.C........................................................................     40,033,426
   McKay Securities P.L.C.............................................................................        597,217
   Primary Health Properties P.L.C....................................................................      1,681,401
   Segro P.L.C........................................................................................     15,428,138
   Shaftesbury P.L.C..................................................................................      7,070,992
   Town Centre Securities P.L.C.......................................................................            215
   Workspace Group P.L.C..............................................................................        883,075
                                                                                                       --------------
TOTAL UNITED KINGDOM..................................................................................    162,339,479
                                                                                                       --------------
TOTAL COMMON STOCKS...................................................................................  1,100,578,526
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).............................................................................
UNITED KINGDOM -- (0.0%)..............................................................................
  *Hansteen Holdings P.L.C. Rights 05/03/11...........................................................          1,078
                                                                                                       --------------


                                                                                                               Value+
                                                                                                               -----

TEMPORARY CASH INVESTMENTS -- (0.2%)..................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,390,000
    FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at $2,412,038.......................      2,412,000






SECURITIES LENDING COLLATERAL -- (15.3%)..............................................................
(S)@DFA Short Term Investment Fund....................................................................    199,193,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at $395,409........................        395,408
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL...................................................................    199,588,408
                                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)................................................................................ $1,302,580,012
                                                                                                       ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares     Value++
                                                         ------     -----

     COMMON STOCKS -- (89.8%).......................

     AUSTRALIA -- (6.4%)............................
       #*Aditya Birla Minerals, Ltd.................  2,389,438 $ 4,746,926
       #*AED Oil, Ltd...............................  1,082,355     278,679
       #*AJ Lucas Group, Ltd........................    512,650     954,549
       #Alesco Corp., Ltd...........................  1,965,343   7,037,453
       *Altium, Ltd.................................     31,538       3,849
       #*Amadeus Energy, Ltd........................  2,273,362     659,564
        Amalgamated Holdings, Ltd...................  1,966,564  12,976,473
        Amcom Telecommunications, Ltd...............  5,033,436   2,014,941
       #AP Eagers, Ltd..............................    103,506   1,349,655
       #APN News & Media, Ltd.......................  6,794,696  11,734,794
        Ariadne Australia, Ltd......................    355,965     120,455
       #Ausdrill, Ltd...............................  2,603,996   9,628,433
       #*Ausenco, Ltd...............................     46,462     147,497
       *Austal, Ltd.................................    463,317   1,576,701
       #*Australian Agricultural Co., Ltd...........  5,659,228   9,849,259
        Australian Pharmaceutical Industries, Ltd...  2,693,161     931,166
       *Australian Worldwide Exploration, Ltd.......  9,150,390  15,660,278
        Automotive Holdings Group NL................    408,215   1,216,180
        AVJennings, Ltd.............................     28,651      16,275
       #Bank of Queensland, Ltd.....................    685,584   7,418,460
       #*Bannerman Resources, Ltd...................    521,620     193,698
       #*Bauxite Resources, Ltd.....................    370,659      95,844
        Beach Petroleum, Ltd........................ 20,009,377  21,107,885
       #Bendigo Mining, Ltd.........................  3,725,740     405,049
       *Billabong International, Ltd................     33,298     247,618
       *Blackthorn Resources, Ltd...................     12,280       8,385
        Boart Longyear, Ltd.........................     82,549     413,501
       *Boom Logistics, Ltd.........................  3,920,671   1,590,892
       *Bravura Solutions, Ltd......................    117,759      21,300
        Breville Group, Ltd.........................  2,234,131   8,816,399
       #Brickworks, Ltd.............................    372,409   4,279,797
        BSA, Ltd....................................  1,592,283     375,440
        Calliden Group, Ltd.........................  4,166,068   1,121,003
       #Cape Lambert Iron Ore, Ltd..................  6,307,019   3,469,422
       #*Capral, Ltd................................    253,939      75,380
       #*Carrick Gold, Ltd..........................      8,426       5,285
       *CDS Technologies, Ltd.......................     15,209          --
        Challenger Financial Services Group, Ltd....  2,044,829  10,845,044
        Chandler Macleod Group, Ltd.................      8,917       5,582
       #*ChemGenex Pharmaceuticals, Ltd.............     20,943      15,275
       *Circadian Technologies, Ltd.................    136,626     107,424
       #*Citigold Corp., Ltd........................ 10,726,450   1,023,790
        Clough, Ltd.................................    895,272     775,835
       *Coal of Africa, Ltd.........................  1,104,750   1,484,185
        Coffey International, Ltd...................    147,501     110,172
        Collection House, Ltd.......................     24,344      18,695
       *Continental Coal, Ltd.......................  6,578,737     413,254
       *Cooper Energy, Ltd..........................  2,433,703   1,053,683
       #Coventry Group, Ltd.........................    578,498   1,179,572
        CSR, Ltd....................................     42,246     139,271
       #*Customers, Ltd.............................      4,064       6,116
       *Deep Yellow, Ltd............................  2,913,991     601,706
       #Devine, Ltd.................................  5,905,983   1,749,326
        DKN Financial Group, Ltd....................      3,703       2,202
        Downer EDI, Ltd.............................  4,046,500  16,472,990
       #*Elders, Ltd................................  9,301,839   5,218,285
        Emeco Holdings, Ltd.........................  9,555,082  11,513,332
       *Energy World Corp., Ltd.....................    152,112      82,755

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value++
                                                         ------     -----

    AUSTRALIA -- (Continued)........................
      *eServGlobal, Ltd.............................    287,597 $   226,913
      #FKP Property Group, Ltd...................... 15,498,939  13,278,919
      #*Fletcher Building, Ltd......................  1,445,175  10,689,978
      *Forest Enterprises Australia, Ltd............ 10,714,725     528,496
      *Funtastic, Ltd...............................    514,138      75,683
       Gazal Corp., Ltd.............................     94,845     213,487
      #*Geodynamics, Ltd............................  1,270,127     397,104
       Goodman Fielder, Ltd......................... 23,985,989  28,307,545
       Graincorp, Ltd. Series A.....................  2,782,039  23,912,640
      *Gujarat NRE Coking Coal, Ltd.................     91,852      58,916
      *Gunns, Ltd................................... 15,479,938   8,951,348
       GWA Group, Ltd...............................    421,216   1,479,565
       Hastie Group, Ltd............................  3,970,798     828,376
      *Heron Resources, Ltd.........................    673,833     155,469
      #*HFA Holdings, Ltd...........................    177,482     257,133
       HGL, Ltd.....................................    553,377     807,316
      #*Hillgrove Resources, Ltd....................  4,234,772   1,489,653
       Hills Holdings, Ltd..........................  1,264,057   2,182,693
      *Hudson Investment Group, Ltd.................    297,500      24,457
      *Hutchison Telecommunications Australia, Ltd..     93,522       9,236
       IDT Australia, Ltd...........................     33,786      17,256
      #iiNet, Ltd...................................    392,052   1,163,508
       Iluka Resources, Ltd.........................  4,434,577  61,017,166
      #*Indophil Resources NL.......................    657,097     504,921
      #Infigen Energy, Ltd..........................  3,422,671   1,676,979
       IOOF Holdings, Ltd...........................  1,206,572   9,496,051
      #*iSOFT Group, Ltd............................ 11,081,361   1,827,190
      *Jetset Travelworld, Ltd......................      2,910       2,586
       K&S Corp., Ltd...............................    131,484     245,311
      *Kagara, Ltd..................................  5,584,683   3,634,989
      *Lednium, Ltd.................................    438,495      38,451
       Lemarne Corp., Ltd...........................     90,841     370,361
      *Leyshon Resources, Ltd.......................     49,073      14,035
       MacMahon Holdings, Ltd....................... 10,866,501   6,272,029
       Macquarie Telecom Group, Ltd.................     29,410     339,413
      #Maryborough Sugar Factory, Ltd...............     51,613     227,718
       MaxiTRANS Industries, Ltd....................  4,618,799   1,169,850
       McPherson's, Ltd.............................  1,299,269   4,732,192
      #*MEO Australia, Ltd..........................  1,536,446     346,371
      *Mercury Mobility, Ltd........................    631,438      41,234
      #*Metals X, Ltd...............................    124,035      39,768
      *Metgasco, Ltd................................    647,336     227,890
      #Minara Resources, Ltd........................ 11,153,188   9,464,238
       Mincor Resources NL..........................    388,135     513,101
      *Mineral Deposits, Ltd........................    415,299   3,053,946
      #*Molopo Energy, Ltd..........................  1,102,328   1,084,633
      #*Moly Mines, Ltd.............................    314,619     349,205
      *Namoi Cotton Cooperative, Ltd................    801,979     430,075
       National Can Industries, Ltd.................     18,850      25,310
      #*Neptune Marine Services, Ltd................  1,121,797      50,529
      *Nexbis, Ltd..................................     71,633       7,909
      #*Nexus Energy, Ltd. (6289654)................  4,330,976   2,046,982
      *Nexus Energy, Ltd. (B60YBT9).................    226,312     106,666
      *Norton Gold Fields, Ltd......................    328,206      57,728
      #*Nufarm, Ltd.................................  1,669,110   8,866,667
      *Oaks Hotels & Resorts, Ltd...................     77,312      38,194
      *Otto Energy, Ltd.............................  1,767,430     175,841
       Pacific Brands, Ltd.......................... 29,002,108  23,291,456
      *Pan Pacific Petroleum NL.....................     18,439       3,132
       Panoramic Resources, Ltd.....................     27,812      63,102
      *Paperlinx, Ltd............................... 12,886,570   4,124,250

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       Shares      Value++
                                                       ------      -----

      AUSTRALIA -- (Continued)....................
        *Payce Consolidated, Ltd..................    179,001 $    588,606
        *Petsec Energy, Ltd.......................    643,705      130,766
        *Photon Group, Ltd........................  9,592,300      757,344
        *Plantcorp NL.............................     14,403           --
        *Platinum Australia, Ltd..................    172,824       97,132
         PMP, Ltd.................................  7,058,639    5,686,466
         PPK Group, Ltd...........................    608,709      212,119
        #Premier Investments, Ltd.................  1,302,212    8,577,669
        #Primary Health Care, Ltd.................  9,855,016   37,590,969
         Prime Media Group, Ltd...................  2,870,888    2,364,025
        #*PrimeAg Australia, Ltd..................    720,101    1,144,490
         Probiotec, Ltd...........................      4,580        2,285
         Programmed Maintenance Service, Ltd......  1,491,517    3,108,371
         RCR Tomlinson, Ltd.......................    190,405      346,471
        #Regional Express Holdings, Ltd...........     21,861       23,013
        #*Resolute Mining, Ltd....................  1,161,565    1,497,955
        *Resource Generation, Ltd.................    615,492      638,806
        #Ridley Corp., Ltd........................  8,503,414   12,450,710
        *Roc Oil Co., Ltd.........................  9,636,895    4,556,212
         Ruralco Holdings, Ltd....................      5,076       19,215
         Select Harvests, Ltd.....................      4,991       17,127
        *Service Stream, Ltd......................  2,133,370    1,207,957
         Seven Group Holdings, Ltd................  1,724,579   17,291,045
        #*Sigma Pharmaceuticals, Ltd.............. 13,716,248    5,572,040
        #*Skilled Group, Ltd......................    675,922    1,557,323
        #Southern Cross Media Group, Ltd..........  9,294,292   16,755,217
        #Spotless Group, Ltd......................  2,570,253    5,552,410
        *St. Barbara, Ltd.........................    109,974      268,906
        *Straits Resources , Ltd..................  3,677,497    3,567,333
        *Strike Resources, Ltd....................    278,159      107,402
         STW Communications Group, Ltd............  4,277,880    5,444,540
        *Sunland Group, Ltd.......................  5,108,129    3,868,309
        #*Swick Mining Services, Ltd..............    365,232      146,537
        #*Tap Oil, Ltd............................  4,722,852    5,004,995
         Tassal Group, Ltd........................  1,451,803    2,577,720
         Ten Network Holdings, Ltd................    729,297    1,083,000
        #*Teranga Gold Corp.......................  1,269,861    3,201,342
        *Terramin Australia, Ltd..................     60,853       24,422
         TFS Corp., Ltd...........................     61,661       59,134
        *Thakral Holdings Group, Ltd.............. 11,336,632    5,848,532
        #*Toro Energy, Ltd........................  2,944,250      354,121
        #Tower Australia Group, Ltd...............  5,409,145   23,715,739
        #*Transpacific Industries Group, Ltd......  6,829,071    8,340,799
         Trust Co., Ltd. (The)....................     29,466      197,271
        #*UXC, Ltd................................  5,226,590    3,328,076
        #*VDM Group, Ltd..........................    571,638      135,190
         Village Roadshow, Ltd....................  3,194,788   15,145,833
        #*Virgin Blue Holdings, Ltd............... 39,758,934   12,452,086
         Watpac, Ltd..............................    540,671      929,033
        #WDS, Ltd.................................    211,769      168,059
        *Webster, Ltd.............................    413,609      204,425
        *WestSide Corp., Ltd......................      2,415          848
         WHK Group, Ltd...........................  3,141,266    3,139,299
                                                              ------------
      TOTAL AUSTRALIA.............................             651,458,833
                                                              ------------

      AUSTRIA -- (0.9%)...........................
         Agrana Beteiligungs AG...................     90,661   10,088,336
         Allgemeine Sparkasse Baugesellschaft AG..        120       22,093
        #*A-TEC Industries AG.....................    202,339      593,310
         Flughafen Wien AG........................    163,939   10,320,414
        *Frauenthal Holding AG....................     12,958      252,651

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                     Shares      Value++
                                                     ------      -----

        AUSTRIA -- (Continued)...................
           Lenzing AG............................    21,862 $  2,846,351
           Linz Textil Holding AG................       212      137,858
          #Mayr-Melnhof Karton AG................   100,709   12,234,257
           Oberbank AG...........................    39,030    2,615,254
           Strabag SE............................   266,058    8,935,375
           Uniqa Versicherungen AG...............    80,878    1,837,331
          #*Wienerberger AG...................... 2,057,496   43,996,875
           Wolford AG............................    28,503    1,141,388
          #Zumtobel AG...........................    28,888    1,047,950
                                                            ------------
        TOTAL AUSTRIA............................             96,069,443
                                                            ------------

        BELGIUM -- (1.0%)........................
           Ackermans & van Haaren NV.............   103,933   10,872,571
          *Agfa-Gevaert NV....................... 2,563,194   11,423,165
           Banque Nationale de Belgique SA.......     4,001   20,750,423
          *Barco NV..............................    25,525    2,229,809
           Compagnie d'Entreprises SA............    20,758    1,798,059
           Compagnie Immobiliere de Belgique SA..    44,570    2,092,057
           Compagnie Maritime Belge SA...........     6,351      198,839
          *Deceuninck NV.........................    48,671      145,683
           D'ieteren SA..........................   308,453   22,402,759
           Euronav SA............................   182,939    3,072,514
           Floridienne SA........................     1,844      385,073
           Gimv NV...............................    11,863      786,296
           Jensen-Group NV.......................    45,325      703,217
          #*Option NV............................   241,977      186,064
          *Papeteries Catala SA..................       450       33,373
          *RealDolmen NV.........................     3,523       81,402
           Recticel SA...........................   406,005    4,512,434
          *Roularta Media Group NV...............     8,965      328,281
          *SAPEC SA..............................     8,276      624,747
          #Sioen Industries NV...................    92,102      997,277
          *Softimat SA...........................    84,632      692,853
          *Spector Photo Group SA................    24,258       29,145
           Tessenderlo Chemie NV.................   491,195   19,544,616
           VPK Packaging Group SA................       725       32,242
          *Zenitel VVPR..........................    15,987        8,284
                                                            ------------
        TOTAL BELGIUM............................            103,931,183
                                                            ------------

        CANADA -- (12.5%)........................
          *20-20 Technologies, Inc...............     7,700       24,415
           Aastra Technologies, Ltd..............    57,024    1,256,619
           Aberdeen International, Inc...........   119,443      108,567
          *Advantage Oil & Gas, Ltd.............. 4,505,065   38,282,220
           Aecon Group, Inc......................   966,502    9,561,337
           AGF Management, Ltd. Class B..........   346,084    7,242,470
          *Ainsworth Lumber Co., Ltd.............    13,093       42,760
          #*Air Canada...........................   763,809    1,864,819
          *Air Canada Class B....................   183,177      445,286
           Akita Drilling, Ltd...................     7,800       92,332
          *Alexis Minerals Corp.................. 1,467,198      170,577
           Algoma Central Corp...................    24,238    2,510,515
          #Algonquin Power & Utilities Corp...... 1,853,777   10,521,358
          *Alter NRG Corp........................    24,990       31,431
          *Altius Minerals Corp..................    33,641      462,224
          *Amerigo Resources, Ltd................ 1,896,527    2,285,093
          #*Anderson Energy, Ltd................. 3,711,198    4,118,541
           Andrew Peller, Ltd....................    19,200      184,867
          *Antrim Energy, Inc.................... 2,321,090    2,232,407
          #*Anvil Mining, Ltd.................... 3,324,604   22,453,331
           Armtec Infrastructure, Inc............    91,069    1,538,110

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       Shares     Value++
                                                       ------     -----

       CANADA -- (Continued)......................
         *Atna Resource, Ltd......................     79,567 $    54,662
         *Atrium Innovations, Inc.................     45,439     774,165
         *ATS Automation Tooling System, Inc......  2,434,646  17,626,513
          AutoCanada, Inc.........................        700       3,322
          AvenEx Energy Corp......................     43,438     279,134
         *AXIA NetMedia Corp......................     23,749      33,886
         *Baja Mining Corp........................  1,282,208   1,734,636
         #*Ballard Power Systems, Inc.............  2,207,770   4,573,513
         *Bellatrix Exploration, Ltd..............  2,034,477  11,804,977
         *Boralex, Inc. Class A...................    671,137   6,171,212
         *Brampton Brick, Ltd. Class A............      9,900      56,921
         *Breakwater Resources, Ltd...............  1,905,337  11,820,883
         #*Calmena Energy Services, Inc...........     13,500       8,561
          Canadian Helicopters Group, Inc.........      1,488      35,621
          Canam Group, Inc. Class A...............    939,446   8,191,544
         *Candente Gold Corp......................     15,673      11,430
         #*Canfor Corp............................  2,910,053  38,322,951
         *Cangene Corp............................     34,793      82,740
         #*Cardero Resource Corp..................    595,225   1,094,638
          Cargojet, Inc...........................        200       1,803
          Cascades, Inc...........................  2,336,123  17,036,674
         *Catalyst Paper Corp.....................  8,529,525   1,802,996
          CCL Industries, Inc. Class B............    274,917   9,196,346
         *CE Franklin, Ltd........................        800       7,838
         *Celestica, Inc..........................  4,421,197  48,924,518
         *Cequence Energy, Ltd....................    660,416   2,408,112
          Chorus Aviation, Inc....................      5,762      32,094
         *CIC Energy Corp.........................     43,983     199,891
         #*Cinch Energy Corp......................  1,265,212   1,511,060
         *Clarke, Inc.............................    411,711   2,001,660
          Cogeco Cable, Inc.......................     63,800   3,061,375
         #*COM DEV International, Ltd.............    395,532   1,170,522
         #*Compton Petroleum Corp.................  3,868,149   1,246,933
         #*Connacher Oil & Gas, Ltd............... 10,377,649  14,697,511
         #*Cott Corp..............................    152,366   1,357,549
         #*Crocodile Gold Corp....................    981,741     933,855
         #*Crocotta Energy, Inc...................    130,438     292,267
         *Crowflight Minerals, Inc................    318,172      28,584
         *Crystallex International Corp...........     53,990       7,133
         *Delphi Energy Corp......................  2,493,626   7,142,342
         #*Denison Mines Corp.....................  8,281,048  19,255,198
         *DHX Media, Ltd..........................     11,600      11,157
          Dorel Industries, Inc. Class B..........    842,000  27,996,956
         #*Dundee Precious Metals, Inc............  1,838,734  17,801,409
          E-L Financial Corp., Ltd................        787     401,756
         #*Endeavour Mining Corp..................  1,943,746   4,909,954
          Ensign Energy Services, Inc.............    532,474  10,281,985
         #*Equal Energy, Ltd......................     84,969     660,067
          Equitable Group, Inc....................     44,128   1,347,883
         #*Essential Energy Services, Ltd.........    842,123   1,922,513
          Exco Technologies, Ltd..................     52,600     236,273
         *Fairborne Energy, Ltd...................  2,450,082  12,403,840
         #*Fibrek, Inc............................    151,900     258,478
          Firm Capital Mortgage Investment Corp...      2,000      26,169
         #*First Uranium Corp.....................  2,253,043   2,071,709
         *Flint Energy Services, Ltd..............    878,426  13,359,985
         #*Formation Capital Corp.................    229,307     283,559
         #*Fortune Minerals, Ltd..................     31,051      53,166
          Forzani Group, Ltd. Class A.............    399,300   7,883,448
         *Galleon Energy, Inc. Class A............  2,339,926   8,655,859
         *Gammon Gold, Inc........................    342,095   3,742,201

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CONTINUED

                                                        Shares     Value++
                                                        ------     -----

     CANADA -- (Continued)..........................
       *Genesis Land Development Corp...............     7,054 $    35,041
        Gennum Corp.................................    61,392     515,845
       #Genworth MI Canada, Inc.....................    60,387   1,654,316
       *Glacier Media, Inc..........................    15,600      39,571
       #*GLV, Inc...................................    52,805     429,740
       *Gran Tierra Energy, Inc.....................   144,083   1,072,076
       #*Great Canadian Gaming Corp.................   125,975   1,042,524
        Groupe Aeroplan, Inc........................ 3,926,331  53,822,875
        Guardian Capital Group, Ltd.................    12,531     131,780
       *Hanfeng Evergreen, Inc......................   570,592   3,105,796
       *Harry Winston Diamond Corp.................. 1,205,115  20,506,634
       *Hemisphere GPS, Inc......................... 1,109,927   1,583,683
       *Heroux-Devtek, Inc..........................   367,325   3,218,437
        High Liner Foods, Inc.......................       822      13,371
       *High River Gold Mines, Ltd..................   180,773     233,095
       *Horizon North Logistics, Inc................    93,783     465,867
       #HudBay Minerals, Inc........................ 2,684,176  42,837,877
        IBI Group, Inc..............................    13,225     207,569
       *Indigo Books & Music, Inc...................       400       5,559
       *Insignia Energy, Ltd........................   122,324     245,643
       *Intermap Technologies, Ltd..................    16,600       6,930
       *International Forest Products, Ltd. Class A.   912,511   5,670,945
       *Intertape Polymer Group, Inc................   810,833   1,251,193
       *Ivernia, Inc................................   344,594      85,589
       #*Jaguar Mining, Inc.........................   878,880   4,904,599
       #*Kingsway Financial Services, Inc........... 1,236,977   1,307,379
       *Lake Shore Gold Corp........................    88,719     380,700
       #*Laramide Resources, Ltd....................   382,073     472,468
       #Laurentian Bank of Canada...................   707,853  37,609,016
        Linamar Corp................................   967,916  21,718,392
       *MagIndustries Corp.......................... 3,804,224     904,667
       #Manitoba Telecom Services, Inc..............    34,869   1,111,135
        Maple Leaf Foods, Inc.......................   446,890   5,563,985
       *March Networks Corp.........................    53,166     233,197
       *Martinrea International, Inc................ 1,297,351  11,682,535
       *Maxim Power Corp............................     3,832      12,150
        MDS, Inc.................................... 1,272,916  14,933,539
       #*Mega Uranium, Ltd.......................... 3,230,441   1,741,294
       *MGM Energy Corp.............................   118,477      28,175
       *Migao Corp..................................   825,297   6,001,208
       *Miranda Technologies, Inc...................    89,783     682,281
       #Mullen Group, Ltd........................... 1,249,974  28,034,084
       *New Gold, Inc...............................   800,442   8,992,970
        Newalta Corp................................   848,119  11,769,595
       #*Northgate Minerals Corp.................... 2,037,483   6,094,252
       #Nuvista Energy, Ltd......................... 1,891,492  19,111,836
       #*OceanaGold Corp............................ 4,545,354  13,307,225
       *Open Range Energy Corp......................   824,444   4,592,105
       #*OPTI Canada, Inc........................... 7,287,156   1,848,457
       #*Orleans Energy, Ltd........................ 2,004,874   5,721,249
       #*Pace Oil & Gas, Ltd........................   283,663   2,638,307
       *Patheon, Inc................................    18,477      44,330
       *Peak Energy Services, Ltd...................    16,500      16,218
       *Petrobank Energy & Resources, Ltd...........   531,889  11,254,471
       *Phoscan Chemical Corp....................... 3,082,109   1,824,215
       #*Platmin, Ltd...............................    84,676      71,596
       *Polaris Miner Corp..........................    78,947      95,956
       *Precision Drilling Corp..................... 2,895,326  43,851,421
       #*Primero Mining Corp........................    70,522     345,101
       #*Progress Energy Resources Corp............. 1,809,698  24,750,296
       *ProspEx Resources, Ltd......................   842,468   1,994,534

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CONTINUED

                                                     Shares        Value++
                                                     ------        -----

     CANADA -- (Continued).......................
       *Pulse Seismic, Inc.......................   989,601 $    2,342,870
       *QLT, Inc................................. 1,077,170      8,800,427
       *Quadra FNX Mining, Ltd................... 2,985,672     49,006,485
       #*Questerre Energy Corp...................   464,577        535,210
       #*Ram Power Corp..........................   838,597        620,428
       *Rock Energy, Inc.........................    37,400        199,224
        RONA, Inc................................ 3,264,600     47,719,091
       *Savanna Energy Services Corp............. 1,887,128     20,563,642
        Sherritt International Corp.............. 6,945,583     58,727,119
       *Shore Gold, Inc.......................... 3,993,470      3,165,568
       *Sierra Wireless, Inc.....................   846,527     10,047,559
       *Softchoice Corp..........................     1,000          8,968
       #*Sonde Resources Corp....................   338,069      1,086,223
       #*Sprott Resource Corp.................... 1,024,637      5,317,305
       #*Sprott Resource Lending Corp............ 3,186,472      5,826,345
       #*Stornoway Diamond Corp..................   416,883        995,778
       #*Strateco Resources, Inc.................   181,059        114,818
       *SunOpta, Inc.............................    27,104        191,932
       #*Swisher Hygiene, Inc....................   493,969      4,354,174
       #*Tembec, Inc.............................   188,832      1,075,733
       *Terra Energy Corp........................   181,541        199,548
       #*Thompson Creek Metals Co., Inc.......... 1,618,799     19,898,148
       *TLC Vision Corp..........................   829,259             --
        Torstar Corp. Class B....................   323,932      4,786,312
       #Transcontinental, Inc. Class A........... 1,406,864     21,679,519
        Trinidad Drilling, Ltd................... 2,991,070     34,268,561
       *Twin Butte Energy, Ltd................... 1,986,547      6,004,888
       #*UEX Corp................................   569,815        590,201
        Uni-Select, Inc..........................     3,809        110,508
       #*Uranium One, Inc........................ 1,785,509      7,435,296
       #*Ur-Energy, Inc..........................   861,508      1,374,916
        Valener, Inc.............................    64,403      1,125,172
       *Vector Aerospace Corp....................     8,003        109,030
       *Vero Energy, Inc.........................   981,094      6,273,444
       *Vitran Corp., Inc........................     3,916         62,621
        West Fraser Timber Co., Ltd..............   702,774     39,961,149
       *Westaim Corp.............................   180,684         99,303
       #*Western Forest Products, Inc............   106,983        124,379
        Westjet Airlines, Ltd....................   100,365      1,514,783
        Winpak, Ltd..............................     3,656         45,789
       *Xceed Mortgage Corp......................   138,775        117,339
       *Xtreme Coil Drilling Corp................    69,012        419,404
       #Yellow Media, Inc........................ 3,994,543     20,096,205
       *ZCL Composite, Inc.......................     1,500          5,152
                                                            --------------
     TOTAL CANADA................................            1,275,562,676
                                                            --------------

     DENMARK -- (0.6%)...........................
       *Aktieselskabet Skjern Bank A.S...........     1,960         51,650
       #*Alm. Brand A.S.......................... 1,960,010      4,393,951
       #*Amagerbanken A.S........................ 3,187,349             --
       *Andersen & Martini A.S. Series B.........     1,178         10,540
        Arkil Holdings A.S. Series B.............       920         99,565
       #Auriga Industries A.S. Series B..........    99,226      1,892,298
        Brodrene Hartmann A.S. Series B..........    58,265        931,836
       *Brondbyernes IF Fodbold A.S. Series B....    53,456        243,496
       #D/S Norden A.S...........................   500,911     17,951,123
       *Dalhoff, Larson & Horneman A.S. Series B.    86,267        219,545
       *DFDS A.S.................................    90,274      7,772,060
       *DiBa Bank A.S............................     6,024         70,925
       *Djursland Bank A.S.......................     6,785        230,655
       #East Asiatic Co., Ltd. A.S...............    34,365      1,142,582

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CONTINUED

                                                  Shares     Value++
                                                  ------     -----

           DENMARK -- (Continued).............
             *EBH Bank A.S....................     6,993 $        --
             *Fionia Holding A.S..............    24,036          --
             *Fjordbank Mors A.S..............       768       5,915
             *GPV Industi A.S.................     6,000      35,749
             #*Greentech Energy Systems A.S...   625,061   2,333,536
             *H&H International A.S. Series B.    61,273     736,362
              Harboes Bryggeri A.S............    20,575     519,282
             #Hojgaard Holding A.S. Series B..    15,113     480,240
             *Jyske Bank A.S..................     3,467     172,311
              Lan & Spar Bank A.S.............     5,706     311,642
             *Max Bank A.S....................     2,118       7,549
             *Migatronic A.S. Series B........     1,248      34,299
             *Mons Bank A.S...................     1,970      43,488
             *Newcap Holding A.S..............   219,040      27,578
              Nordjyske Bank A.S..............    13,580     269,981
              Norresundby Bank A.S............     5,455     184,618
              NTR Holdings A.S................     3,414      26,105
             *Ostjydsk Bank A.S...............        78       4,565
              Per Aarsleff A.S. Series B......    33,570   2,990,178
             *Salling Bank A.S................       344      22,465
             *Sanistal A.S. Series B..........     4,204      27,887
              Schouw & Co. A.S................   291,752   8,648,297
             *Sjaelso Gruppen A.S.............   272,801     509,182
             *SKAKO A.S.......................     5,042      28,043
             *Skandinavian Brake Systems A.S..     1,160       8,772
             #*Spar Nord Bank A.S.............    22,640     227,512
             *Sparbank A.S....................    14,025     202,972
             *Sparekassen Faaborg A.S.........     3,017     350,710
              Thrane & Thrane A.S.............       603      30,021
             *TK Development A.S..............   410,504   1,901,077
             #*TopoTarget A.S.................   988,691     472,377
             #*Torm A.S.......................   817,994   5,320,373
             *Torm A.S. ADR...................     7,210      46,865
             *Totalbanken A.S.................     2,111      36,310
              Vestfyns Bank A.S...............       500      54,510
             *Vestjysk Bank A.S...............   126,983   1,340,324
                                                         -----------
           TOTAL DENMARK......................            62,421,321
                                                         -----------

           FINLAND -- (2.7%)..................
             #Ahlstrom Oyj....................    38,771   1,024,915
              Alandsbanken AB Series A........     5,030     193,955
             *Amanda Capital Oyj..............   190,425     519,525
              Amer Sports Oyj Series A........   629,252  10,316,408
             #Atria P.L.C.....................    53,633     637,168
              Cargotec Oyj Series B...........    67,915   3,813,668
             *Componenta Oyj..................    94,300     902,969
             #Cramo Oyj.......................   204,757   5,427,361
              Digia P.L.C.....................    54,838     318,572
             *Efore Oyj.......................   128,440     175,119
             *Elcoteq SE......................   305,366     574,513
             *Elektrobit Corp. Oyj............    13,484      11,578
             *Finnair Oyj.....................   873,150   4,708,097
             *Finnlines Oyj...................   614,000   7,101,061
              Fiskars Oyj Abp Series A........   141,151   3,490,299
             *Glaston Oyj Abp.................     1,513       2,491
             #HKScan Oyj......................   283,962   2,834,130
             #*Huhtamaki Oyj.................. 1,851,758  25,897,380
             #Kemira Oyj...................... 1,788,727  32,702,195
             *Kesko Oyj.......................    60,358   3,132,346
             *Laennen Tehtaat Oyj.............    60,135   1,522,781
             *Lemminkainen Oyj................    72,800   2,870,284

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CONTINUED

                                                      Shares      Value++
                                                      ------      -----

      FINLAND -- (Continued)......................
        #*M-Real Oyj Series B..................... 2,849,213 $ 13,468,854
         Neo Industrial Oyj.......................    10,568      109,432
         Okmetic Oyj..............................   318,661    2,984,522
        #Outokumpu Oyj............................ 2,864,481   47,719,423
         Pohjola Bank P.L.C....................... 3,363,010   49,908,623
        #Raisio P.L.C............................. 1,480,183    5,657,960
        #Rautaruukki Oyj Series K................. 1,412,365   36,648,035
        *Raute Oyj Series A.......................    26,100      412,148
         Scanfil Oyj..............................    11,900       49,152
        *Stonesoft Oyj............................    93,674       85,998
        #*Tecnomen Lifetree Oyj................... 1,250,943      814,941
        *Tiimari P.L.C............................    39,650       30,508
        *Tikkurila Oyj............................   406,011    9,674,838
        *Trainers' House P.L.C....................    95,152       42,260
        *Trctia Oyj...............................   226,209      214,440
         Turkistuottajat Oyj......................    14,773      349,744
        *Viking Line Abp..........................    17,127      709,390
                                                             ------------
      TOTAL FINLAND...............................            277,057,083
                                                             ------------

      FRANCE -- (5.6%)............................
        *Altamir Amboise SA.......................     2,684       33,005
        *Altran Technologies SA...................   583,719    4,607,202
         Arkema SA................................ 1,028,400  107,107,988
        *Atos Origin SA...........................   391,067   24,094,892
         Aubay SA.................................    68,462      698,211
         Bonduelle SCA............................    50,242    5,085,996
         Bongrain SA..............................   158,857   15,528,362
        #*Boursorama SA...........................     2,207       29,161
         Burelle SA...............................    11,385    3,606,892
        *Cegedim SA...............................       236       14,868
         CEGID Group SA...........................    11,472      394,058
        *Cie Generale de Geophysique - Veritas SA.   555,978   19,585,950
        #Ciments Francais SA......................    36,639    3,869,715
        #*Club Mediterranee SA....................   398,868    9,293,431
         Damartex SA..............................       800       27,521
         Delachaux SA.............................     6,691      757,413
         Esso S.A.F...............................    22,606    3,176,515
         Establissements Maurel et Prom SA........   101,958    2,171,819
        *Etam Developpement SA....................    39,119    1,872,188
        *Euler Hermes SA..........................    21,844    2,328,634
        #*Euro Disney SCA.........................    83,051    1,052,523
         Fleury Michon SA.........................    17,956      981,450
        *Flo Groupe SA............................    49,289      491,693
        #Fromageries Bel SA.......................     3,875      852,536
        *Gascogne SA..............................    20,822    1,304,370
         Gaumont SA...............................    22,166    1,528,370
         Gevelot SA...............................     4,329      380,500
        *GFI Informatique SA......................   897,652    5,118,350
         GIFI SA..................................     4,590      453,329
         GL Events SA.............................     4,483      172,698
         Groupe Eurotunnel SA.....................     5,169       56,199
         Groupe Guillin SA........................       480       47,844
        #*Groupe Partouche SA.....................     5,188       20,748
         Groupe Steria SCA........................   388,742   12,893,079
        *Haulotte Group SA........................    25,220      559,839
         Havas SA................................. 7,563,593   43,105,077
        *Idsud SA.................................     2,129       89,145
        *Immobiliere et Hoteliere SA..............    27,700       52,926
        *IMS International Metal Service SA.......   174,174    4,549,125
         Korian SA................................     5,312      133,654
        *Lafuma SA................................    19,945      472,997

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CONTINUED

                                                                       Shares      Value++
                                                                       ------      -----

FRANCE -- (Continued)..............................................
   Lisi SA.........................................................    54,181 $  5,260,127
   Manutan International SA........................................    24,217    1,921,292
   Mersen SA.......................................................    88,602    5,388,327
   MGI Coutier SA..................................................    10,254      634,523
  *Montupet SA.....................................................   168,782    2,069,246
   Mr. Bricolage SA................................................   125,040    2,555,756
   Nexans SA.......................................................   601,472   63,746,160
   Nexity SA.......................................................   301,702   16,408,271
  #*Orco Property Group SA.........................................     8,452      111,942
   Osiatis SA......................................................     1,618       14,285
  #Paris Orleans et Cie SA.........................................     6,918      204,562
  #Pierre & Vacances SA............................................    77,783    6,939,798
   Plastic Omnium SA...............................................   189,185   18,109,000
   Plastivaloire SA................................................    32,225    1,070,709
   PSB Industries SA...............................................    14,760      630,372
   Rallye SA.......................................................   421,500   22,163,661
   Remy Cointreau SA...............................................   163,941   13,503,925
  *Rexel SA........................................................   674,933   18,478,942
   Robertet SA.....................................................     1,131      207,880
   Rougier SA......................................................    10,353      567,388
   Sabeton SA......................................................    18,460      366,436
   SAM SA..........................................................       600       31,884
   SAMSE SA........................................................       243       28,290
   Securidev SA....................................................    16,908      861,023
  #*Sequana SA.....................................................    15,209      260,699
   Signaux Girod SA................................................     6,528      511,212
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA.........       312      117,169
  #Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA.    70,640    4,626,797
  #*Soitec SA...................................................... 1,150,443   18,678,625
  *Spir Communication SA...........................................     9,585      585,847
  *Ste Industrielle d'Aviation Latecoere SA........................    92,999    1,537,827
   Sucriere de Pithiviers Le Vieil SA..............................     3,377    4,176,385
  *Technicolor SA.................................................. 2,154,247   16,461,178
   Teleperformance SA..............................................   355,027   13,545,109
  #*Theolia SA.....................................................    92,380      187,277
  *Tivoly SA.......................................................     1,755       36,807
   Tonnellerie Francois Freres SA..................................     5,958      261,302
   Touax SA........................................................       139        6,417
   Trigano SA......................................................    74,981    2,680,828
  *Valeo SA........................................................   714,880   45,535,881
  #Vilmorin & Cie SA...............................................    25,677    3,251,949
   Vranken Pommery Monopole SA.....................................    69,559    3,615,854
  *Zueblin Immobiliere France SA...................................     6,841       36,445
                                                                              ------------
TOTAL FRANCE.......................................................            575,987,680
                                                                              ------------

GERMANY -- (5.6%)..................................................
  #A.S. Creation Tapeton AG........................................    21,970      978,331
  *AAP Implantate AG...............................................    56,141       91,250
  #*Aareal Bank AG.................................................   599,915   18,187,606
  *ADVA AG Optical Networking......................................    45,088      350,438
  *Air Berlin P.L.C................................................    28,579      127,744
  *Analytik Jena AG................................................    89,486    1,354,049
  *Andreae-Noris Zahn AG...........................................    37,245    1,546,822
  *Augusta Technologie AG..........................................    95,227    2,813,262
   Aurubis AG...................................................... 1,045,010   61,760,912
   Baader Bank AG..................................................   431,764    1,941,734
  #*Balda AG.......................................................    25,724      342,739
   BayWa AG........................................................     2,291      108,093
  *Beate Uhse AG...................................................    54,275       27,386
   Bechtle AG......................................................   192,431    9,151,158
  *Beta Systems Software AG........................................    62,550      263,153

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CONTINUED

                                                    Shares     Value++
                                                    ------     -----

          GERMANY -- (Continued)................
             Bilfinger Berger SE................   956,696 $92,099,623
            *Biolitec AG........................    28,903     152,285
            #Biotest AG.........................    53,448   3,775,377
            *BMP AG.............................     5,640       9,431
            *Boewe Systec AG....................       701         287
            #*Borussia Dortmund GmbH & Co. KGaA.   362,701   1,665,368
            *Centrosolar Group AG...............     1,543      12,001
             Cewe Color Holding AG..............    11,892     577,739
            *Cinemaxx AG........................     3,100      16,328
             Comdirect Bank AG..................   414,348   5,139,925
            *Constantin Medien AG...............   277,179     849,198
             CropEnergies AG....................    12,594     101,718
            #*D. Logistics AG...................   414,875     954,552
             DAB Bank AG........................    32,597     209,428
            *Data Modul AG......................    23,445     500,211
            *DEAG Deutsche Entertainment AG.....   188,815     918,865
             Deutsche Beteiligungs AG...........     6,113     179,391
            *Deutz AG...........................   687,153   6,280,586
            *Dierig Holding AG..................     8,750     136,211
             Dr. Hoenle AG......................    31,549     495,326
            *Duerr AG...........................   138,957   5,413,577
             DVB Bank SE........................   155,010   5,737,986
             Eckert & Ziegler AG................    62,653   2,719,797
            *Elmos Semiconductor AG.............    67,127   1,099,912
             Energiekontor AG...................   115,851     922,411
            *Evotec AG..........................    65,860     297,508
            #Freenet AG.........................   666,019   8,469,513
             Gesco AG...........................    11,877   1,009,337
             GFT Technologies AG................   333,736   2,157,318
            #*Gigaset AG........................    11,113      68,228
            #Gildemeister AG....................   750,029  19,010,588
            #*Grammer AG........................    88,589   2,476,838
             Grenkeleasing AG...................       660      39,413
            #*Heidelberger Druckmaschinen AG.... 3,386,490  15,112,532
             Hoeft & Wessel AG..................    63,817     387,170
             Indus Holding AG...................    65,850   2,176,774
             Isra Vision Systems AG.............    32,824     825,793
            *IVG Immobilien AG.................. 1,307,600  11,034,949
            *Jenoptik AG........................   839,839   6,897,512
            *Kampa AG...........................   156,071      21,664
             Kizoo AG...........................    26,710     344,850
            *Kloeckner & Co. SE.................   915,483  32,871,228
            *Koenig & Bauer AG..................       770      18,613
             Kontron AG.........................   374,281   4,608,491
            *Krones AG..........................   120,254   9,729,053
             KSB AG.............................     6,000   5,358,274
             KWS Saat AG........................    27,862   6,361,516
             Lanxess AG.........................   368,686  33,732,718
             Leifheit AG........................    56,759   2,125,708
            *Leoni AG...........................   407,794  22,452,241
            #Loewe AG...........................    62,273     580,159
            *M & S Elektronik AG................    19,600         436
             Mannheimer AG Holding..............    27,000     163,105
            #*Manz Automation AG................       505      35,330
             Mediclin AG........................   845,838   5,326,821
             Medion AG..........................   419,596   6,046,231
            *Mosaic Software AG.................    12,800         569
            *Nexus AG...........................   235,087   2,349,960
            *Norddeutsche Steingut AG...........    10,182      86,355
            *Nordwest Handel AG.................    11,313     193,330
            #*Pfleiderer AG..................... 1,105,768   1,146,096

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Shares      Value++
                                                                                        ------      -----

GERMANY -- (Continued)..............................................................
  *PNE Wind AG......................................................................    25,599 $     82,331
   Praktiker Bau-und Heimwerkermaerkte Holding AG...................................   942,134   11,151,233
  *Progress-Werk Oberkirch AG.......................................................     1,159       79,121
  #*Q-Cells SE......................................................................   418,299    1,778,228
  *QSC AG...........................................................................    74,802      284,583
   REALTECH AG......................................................................    40,456      481,591
   Rheinmetall AG...................................................................   358,492   32,138,199
  *Rohwedder AG.....................................................................    44,910        8,780
  #*Roth & Rau AG...................................................................     4,775      163,735
   Ruecker AG.......................................................................    24,046      538,149
  *Senator Entertainment AG.........................................................    10,730       10,012
  *Silicon Sensor International AG..................................................    14,797      214,411
  #*Singulus Technologies AG........................................................   738,042    5,191,062
   Sixt AG..........................................................................   128,471    6,476,475
  *SKW Stahl-Metallurgie Holding AG.................................................     2,495       71,193
  *Sky Deutschland AG...............................................................   921,657    4,049,076
  #*Solarworld AG...................................................................   261,295    4,181,539
  #*Solon SE........................................................................   130,131      764,797
   Stoehr & Co. AG..................................................................    44,310      197,107
   Suedzucker AG....................................................................   783,785   24,163,176
  *Sunways AG.......................................................................     7,502       61,668
  *Suss Microtec AG.................................................................   337,217    5,851,292
   Syzygy AG........................................................................   148,692      828,838
  *TAG Immobilien AG................................................................     1,932       20,572
  *Technotrans AG...................................................................    47,535      480,293
  *Textilgruppe Hof AG..............................................................    22,530      249,377
  #*TUI AG.......................................................................... 2,408,454   30,747,558
   UMS United Medical Systems International AG......................................    64,492      800,445
   UmweltBank AG....................................................................    25,780      868,858
  *Verbio AG........................................................................    10,051       63,071
  #*Versatel AG.....................................................................     5,883       59,264
  *Vestcorp AG......................................................................   171,777      243,605
  #*Vivacon AG......................................................................   236,896      338,838
  *VTG AG...........................................................................     4,339      110,814
  #*Wacker Neuson SE................................................................   353,092    6,770,230
  *Washtec AG.......................................................................       147        2,409
   Westag & Getalit AG..............................................................    10,446      297,257
   Wuerttembergische Lebensversicherung AG..........................................    14,461      376,587
   Wuerttembergische Metallwarenfabrik AG...........................................    80,490    3,657,118
  *Zapf Creation AG.................................................................    10,032       24,494
                                                                                               ------------
TOTAL GERMANY.......................................................................            576,405,817
                                                                                               ------------

GREECE -- (0.4%)....................................................................
  *Agricultural Bank of Greece S.A..................................................    17,365       11,810
   Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products.. 2,095,324      560,318
  *Alco Hellas ABEE S.A.............................................................    21,401       15,870
  *Alpha Bank A.E...................................................................    59,320      345,821
  *Anek Lines S.A...................................................................   980,810      275,771
  *Athens Medical Center S.A........................................................   131,238       89,582
  *Atlantic Supermarkets S.A........................................................   129,593       15,356
  *Attica Bank S.A..................................................................     2,876        3,748
  *Atti-Kat S.A..................................................................... 1,024,038       60,422
   Bank of Greece S.A...............................................................    62,397    2,929,750
  *Bitros Holdings S.A..............................................................    10,697        6,182
   Diagnostic & Therapeutic Center of Athens Hygeia S.A.............................    38,274       24,497
  *EFG Eurobank Ergasias S.A........................................................    83,650      470,841
  *Elgeka S.A.......................................................................    68,194       62,396
   Ellaktor S.A.....................................................................   716,313    3,246,631
  *Elval - Hellenic Aluminium Industry S.A..........................................    51,537      100,870
  *Ergas S.A........................................................................   104,948       21,762
  *ETEM S.A.........................................................................    61,884       43,961

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CONTINUED

                                                          Shares     Value++
                                                          ------     -----

   GREECE -- (Continued)............................
     *Etma Rayon S.A................................      39,176 $    81,816
     *Euromedica S.A................................       8,727      10,307
     *Forthnet S.A..................................     518,232     353,564
      GEK Terna S.A.................................      90,233     327,408
     *Halkor S.A....................................     184,662     202,853
     *Hellenic Cables S.A...........................     112,732     189,637
     *Hellenic Sugar Industry S.A...................      16,183      27,802
      Inform P. Lykos S.A...........................      31,426      49,801
     *Intracom Holdings S.A.........................   2,266,979   1,510,030
     *Intracom Technical & Steel Constructions S.A..      33,885      45,647
      J&P-Avax S.A..................................     122,439     197,522
     *Karatzis S.A..................................      15,860      45,146
     *Kathimerini Publishing S.A....................      69,790     379,014
      Loulis Mills S.A..............................      99,368     266,655
      Marfin Investment Group S.A...................   6,073,176   6,385,692
     #*Marfin Popular Bank PCL......................   5,342,488   6,486,409
      Michaniki S.A.................................   1,486,743     638,077
     *Nirefs Acquaculture S.A.......................     219,446     217,921
     *Parnassos Enterprises S.A.....................      26,064      25,080
     *Pegasus Publishing S.A........................     217,030     131,568
     *Piraeus Bank S.A..............................   1,659,346   2,701,156
     *Proton Bank S.A...............................     814,933     687,890
     *Real Estate Development & Services S.A........     127,940     181,430
      S&B Industrial Minerals S.A...................     140,519     976,346
     *Sanyo Hellas S.A..............................     458,186      74,651
     *Selected Textile S.A..........................     205,564     131,225
     *Sfakianakis S.A...............................      59,827      24,812
     *Sidenor Steel Products Manufacturing Co. S.A..     271,560   1,096,002
     *Spyroy Agricultural Products S.A..............      94,752      91,548
     *T Bank S.A....................................   1,213,347     289,081
     *Technical Olympic S.A.........................     257,710     511,824
     *Teletypos S.A. Mega Channel...................      13,306      39,469
     *Themeliodomi S.A..............................     140,360      76,921
      Thrace Plastics Co. S.A.......................     135,583     108,522
     *Viohalco S.A..................................     481,680   2,855,285
     *Vioter S.A....................................     191,557      48,010
     *Vis Container Manufacturing Co. S.A...........      12,411      13,643
                                                                 -----------
   TOTAL GREECE.....................................              35,765,352
                                                                 -----------

   HONG KONG -- (2.6%)..............................
      Allan International Holdings, Ltd.............     196,000      96,059
      Allied Group, Ltd.............................   2,157,000   7,398,613
      Allied Properties, Ltd........................  40,152,372   7,969,086
     *Apac Resources, Ltd...........................     960,000      55,679
     *APT Satellite Holdings, Ltd...................   1,534,500     562,516
      Asia Financial Holdings, Ltd..................   4,080,106   1,848,146
      Asia Standard Hotel Group, Ltd................   2,095,800     178,445
      Asia Standard International Group, Ltd........   1,658,000     378,814
     *Associated International Hotels, Ltd..........   1,683,000   3,642,968
     *Bel Global Resources Holdings, Ltd............  16,756,000     266,108
      C C Land Holdings, Ltd........................     423,000     163,244
     *Capital Publications, Ltd.....................  26,215,066     541,003
      CCT Telecom Holdings, Ltd.....................     140,000      18,053
      Century City International Holdings, Ltd......  30,295,300   2,305,629
      Century Sunshine Group Holdings, Ltd..........   6,080,000     199,659
      Champion Technology Holdings, Ltd............. 120,893,336   2,446,302
      Chen Hsong Holdings, Ltd......................   1,748,000     984,989
      Cheuk Nang Holdings, Ltd......................   4,083,926   2,108,160
      Chevalier International Holdings, Ltd.........   2,406,491   3,282,054
      China Motor Bus Co., Ltd......................      38,600     365,262
     *China Ocean Shipbuilding Industry Group, Ltd..  15,805,000     356,731

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CONTINUED

                                                            Shares     Value++
                                                            ------     -----

 HONG KONG -- (Continued)
   *China Renji Medical Group, Ltd.................... 166,994,000 $ 1,290,152
   *China Yunnan Tin Minerals Group Co., Ltd..........  41,098,068     503,364
    China-Hongkong Photo Products Holdings, Ltd.......     395,000      36,648
    Chinney Investments, Ltd..........................   1,924,000     301,636
    Chong Hing Bank, Ltd..............................     672,000   1,718,244
   *Chuang's China Investments, Ltd...................  21,336,000   1,513,617
    Chuang's Consortium International, Ltd............  20,977,773   2,897,384
    Chun Wo Development Holdings, Ltd.................   7,557,143     545,867
    Continental Holdings, Ltd.........................   1,250,000      25,316
   *Cosmos Machinery Enterprises, Ltd.................   1,099,400     159,008
   *CSI Properties, Ltd............................... 123,060,934   4,205,582
   *Dan Form Holdings Co., Ltd........................  19,606,896   2,073,009
   *Digitalhongkong.com, Ltd..........................     224,225      47,783
    DVN Holdings, Ltd.................................   8,242,609     574,321
    Easyknit International Holdings, Ltd..............     141,344      90,999
    Emperor Entertainment Hotel, Ltd..................     310,000      65,140
    Emperor International Holdings, Ltd...............  20,272,333   4,420,592
   #*EPI Holdings, Ltd................................ 241,263,885   1,620,100
   *eSun Holdings, Ltd................................  11,024,400   3,971,033
   *Ezcom Holdings, Ltd...............................      67,280         416
   #Far East Consortium International, Ltd............   4,882,113   1,209,887
   *First Natural Foods Holdings, Ltd.................   6,810,000          --
    Fountain SET Holdings, Ltd........................  17,144,000   4,309,448
   *Frasers Property China, Ltd.......................  41,172,000   1,030,331
   *Freeman Corp., Ltd................................   9,405,000     309,252
    Get Nice Holdings, Ltd............................  78,604,000   5,883,115
   *Global Green Tech Group, Ltd......................  64,707,136   1,034,588
    Gold Peak Industries Holding, Ltd.................   7,170,907     933,013
    Golden Resources Development International, Ltd...  11,811,000     792,202
   *Grande Holdings, Ltd..............................   3,082,000     200,966
    Great Eagle Holdings, Ltd.........................   4,877,876  17,368,766
   #*Hang Fung Gold Technology, Ltd...................  10,027,108          --
   *Hannstar Board International Holdings, Ltd........   2,136,000     234,389
    Hanny Holdings, Ltd...............................   5,618,491     224,993
    Harbour Centre Development, Ltd...................   2,295,000   3,311,323
    High Fashion International, Ltd...................     996,000     418,718
   #HKR International, Ltd............................  18,133,598  10,592,874
    Hon Kwok Land Investment Co., Ltd.................   7,798,935   2,953,287
   *Hong Fok Land, Ltd................................   4,248,000       5,470
    Hong Kong & Shanghai Hotels, Ltd..................   2,044,257   3,606,057
    Hong Kong Ferry Holdings, Ltd.....................   1,791,000   1,713,161
   *Hong Kong Parkview Group, Ltd.....................     482,000      77,533
   *Hongkong Chinese, Ltd.............................  22,825,100   4,991,219
   #*Huafeng Group Holdings, Ltd......................  25,812,000   1,331,943
    Hung Hing Printing Group, Ltd.....................   1,271,275     515,408
   *I-Cable Communications, Ltd.......................   3,834,000     401,007
   *IDT International, Ltd............................   2,200,000      59,100
    ITC Corp., Ltd....................................   6,712,655     332,478
   *ITC Properties Group, Ltd.........................     897,000     237,046
   *Jinchang Pharmaceutical Holdings, Ltd.............     507,600          --
   *Jinhui Holdings, Ltd..............................   2,729,000     650,345
   *Jiuzhou Development Co., Ltd......................  18,642,000   1,561,046
    K Wah International Holdings, Ltd.................   1,996,031     796,297
   *Kam Hing International Holdings, Ltd..............      26,000       3,425
    Kantone Holdings, Ltd.............................  38,873,975     495,545
    Keck Seng Investments (Hong Kong), Ltd............   2,936,000   1,476,630
    Kin Yat Holdings, Ltd.............................     918,000     325,244
   *Kowloon Development Co., Ltd......................   6,933,277   9,175,594
    Kwoon Chung Bus Holdings, Ltd.....................   1,432,000     351,644
   *Lai Sun Development Co., Ltd...................... 142,393,000   4,872,273
   *Lai Sun Garment International, Ltd................  35,306,000   4,559,466

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CONTINUED

                                                          Shares     Value++
                                                          ------     -----

    HONG KONG -- (Continued)
       Lam Soon Hong Kong, Ltd......................     175,250 $   172,320
       Li Heng Chemical Fibre Technologies, Ltd.....  10,313,000   1,478,445
      *Lippo China Resources, Ltd...................   5,706,000     184,067
       Lippo, Ltd...................................   4,789,500   2,314,877
       Liu Chong Hing Investment, Ltd...............   2,538,000   3,574,291
       Luen Thai Holdings, Ltd......................   3,440,000     349,888
      #Luks Industrial Group, Ltd...................     982,642     316,260
      *Magnificent Estates, Ltd.....................  44,280,600   1,943,417
      #Melco International Development, Ltd.........  21,563,000  18,341,166
       Miramar Hotel & Investment Co., Ltd..........   1,736,000   2,124,747
       Nanyang Holdings, Ltd........................     101,350     318,328
       National Electronics Holdings, Ltd...........   5,104,000     512,934
      *Neptune Group, Ltd...........................     320,000       6,042
       New Century Group Hong Kong, Ltd.............   1,752,000      39,047
      *New City China Development, Ltd..............       6,760         231
      *New Smart Energy Group, Ltd..................  48,800,000     566,870
      #*New Times Energy Corp, Ltd.................. 110,292,000   2,246,222
      *Next Media, Ltd..............................   1,656,000     204,953
      *Norstar Founders Group, Ltd..................     456,000          --
      #*North Asia Resources Holdings, Ltd..........  15,435,000   2,130,678
      *Orient Power Holdings, Ltd...................   2,182,573      52,834
       Pacific Andes International Holdings, Ltd....  21,406,560   3,507,483
       Pacific Century Premium Developments, Ltd....  22,645,000   4,324,513
       Paliburg Holdings, Ltd.......................  12,615,041   4,962,289
       Playmates Holdings, Ltd......................   2,729,700     996,780
       Pokfulam Development Co., Ltd................     268,000     258,210
      *Polytec Asset Holdings, Ltd..................  34,759,190   5,287,130
       Public Financial Holdings, Ltd...............   2,276,444   1,422,763
      *PYI Corp., Ltd...............................  75,107,525   3,104,183
      #Regal Hotels International Holdings, Ltd.....   3,674,623   1,653,404
       Rivera Holdings, Ltd.........................   4,405,468     195,670
       Roadshow Holdings, Ltd.......................   2,956,000     273,149
      #Samling Global, Ltd..........................   6,504,000     900,348
       Samson Paper Holdings, Ltd...................      68,000       4,745
      *San Miguel Brewery Hong Kong, Ltd............   1,130,400     191,662
      *Sanyuan Group, Ltd...........................     258,750       4,998
       SEA Holdings, Ltd............................   1,635,000   1,038,692
      *Shenzhen High-Tech Holdings, Ltd.............   2,776,000     243,230
       Shougang Concord Century Holdings, Ltd.......   4,536,115     457,084
      *Shougang Concord Technology Holdings, Ltd....     570,000      29,364
      #Shui On Construction & Materials, Ltd........   3,417,470   4,606,465
      *Shun Ho Resources Holdings, Ltd..............     506,000      80,621
      #Shun Tak Holdings, Ltd.......................  22,298,215  13,932,941
      *Sino-i Technology, Ltd.......................  53,235,436     357,587
       South China (China), Ltd.....................  10,745,216     926,274
      *South China Holdings, Ltd....................   1,980,800     122,417
       Stelux Holdings International, Ltd...........   3,564,254     504,570
       Styland Holdings, Ltd........................   1,727,879       3,885
       Sun Hung Kai & Co., Ltd......................   3,723,200   3,165,910
      *Sunway International Holdings, Ltd...........     834,000      28,985
      *Superb Summit International Timber Co., Ltd..  43,160,000   1,807,902
      #*Sustainable Forest Holdings, Ltd............  32,514,750   2,435,289
       Symphony Holdings, Ltd.......................  10,187,000     484,774
      #Tai Cheung Holdings, Ltd.....................   5,356,000   4,025,314
       Tai Sang Land Development, Ltd...............     857,900     397,817
      #Tan Chong International, Ltd.................   3,984,000   1,033,017
       Tern Properties Co., Ltd.....................     168,000      71,453
      *Tian Teck Land, Ltd..........................     790,000     691,519
       Tungtex Holdings Co., Ltd....................     160,000      30,455
       Tysan Holdings, Ltd..........................     746,000     149,742
       Upbest Group, Ltd............................   2,780,000     347,879

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CONTINUED

                                                            Shares      Value++
                                                            ------      -----

 HONG KONG -- (Continued)..............................
   *U-Right International Holdings, Ltd................ 39,602,000 $     71,389
    Varitronix International, Ltd......................  1,742,000    1,190,888
    Vedan International Holdings, Ltd..................  4,672,000      391,133
   #Victory City International Holdings, Ltd........... 17,302,745    3,864,711
    Wang On Group, Ltd................................. 31,257,064      474,775
   *Warderly International Holdings, Ltd...............  1,705,000      105,379
    Win Hanverky Holdings, Ltd.........................    446,000       58,604
    Wing On Co. International, Ltd.....................  2,756,500    5,841,581
   *Wing Tai Properties, Ltd...........................  1,066,749      446,306
    Wong's International (Holdings), Ltd...............    143,000       41,820
    Y. T. Realty Group, Ltd............................    100,000       29,564
    Yau Lee Holdings, Ltd..............................  1,409,750      214,493
    Yugang International, Ltd.......................... 31,502,000      308,403
                                                                   ------------
 TOTAL HONG KONG.......................................             263,549,990
                                                                   ------------

 IRELAND -- (0.3%).....................................
   *Aer Lingus Group P.L.C.............................  1,398,649    1,708,834
   *Allied Irish Banks P.L.C...........................  5,383,189    1,842,661
   *Anglo Irish Bank Corp. P.L.C.......................    708,018      227,564
   *Dragon Oil P.L.C...................................    178,283    1,661,846
    FBD Holdings P.L.C.................................     25,374      272,434
   *Governor & Co. of the Bank of Ireland P.L.C. (The).  2,653,721    1,080,442
    Grafton Group P.L.C................................  1,230,549    6,468,709
   *Irish Life & Permanent Group Holdings P.L.C........  2,178,299      483,959
   *McInerney Holdings P.L.C...........................    360,646       21,153
   *Qualceram Shires P.L.C.............................     30,338        3,595
   *Smurfit Kappa Group P.L.C..........................    899,309   12,243,149
                                                                   ------------
 TOTAL IRELAND.........................................              26,014,346
                                                                   ------------

 ISRAEL -- (0.8%)......................................
   *Africa Israel Investments, Ltd.....................    594,189    5,092,630
   *AL-ROV Israel, Ltd.................................     75,500    2,928,654
   *Alvarion, Ltd......................................  1,070,232    1,872,170
   *AudioCodes, Ltd....................................     53,726      333,086
   *Biocell, Ltd.......................................     53,650      530,574
    Clal Insurance Enterprises Holdings, Ltd...........    203,160    5,754,645
    Dan Vehicle & Transportation D.V.T., Ltd...........      6,328       61,122
   *Delek - The Israeli Fuel Corp., Ltd................      3,166      102,640
    Delta-Galil Industries, Ltd........................     73,579      587,743
    Direct Insurance - I.D.I. Insurance Co., Ltd.......     76,454      220,336
   *El Al Israel Airlines, Ltd.........................  1,984,011      748,283
   *Elron Electronic Industries, Ltd...................    167,701    1,006,194
   *Equital, Ltd.......................................      3,538       32,022
    First International Bank of Israel, Ltd............    477,269    7,348,841
   *Formula Systems, Ltd...............................    142,615    2,871,806
   *Gilat Satellite Networks, Ltd......................    305,697    1,482,908
    Harel Insurance Investments & Finances, Ltd........     97,080    5,797,894
   *Israel Discount Bank, Ltd..........................  3,645,896    7,716,829
    Israel Land Development Co., Ltd. (The)............     39,153      388,269
   *Jerusalem Oil Exploration, Ltd.....................    104,845    2,289,779
   *Makhteshim-Agan Industries, Ltd....................    273,282    1,474,794
   *Menorah Mivtachim Holdings, Ltd....................        945       12,644
    Mizrahi Tefahot Bank, Ltd..........................  1,161,521   12,893,784
   *Ness Technologies, Inc.............................      4,873       32,139
    NetVision, Ltd.....................................     53,463      736,127
   *Oil Refineries, Ltd................................  9,250,798    6,929,622
    Ormat Industries, Ltd..............................    410,331    2,957,996
   *Phoenix Holdings, Ltd. (The).......................    194,817      708,931
    Plasson, Ltd.......................................      1,282       31,579
   *RADVision, Ltd.....................................     91,520      838,547
   *Retalix, Ltd.......................................     93,632    1,353,785

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

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CONTINUED

                                                          Shares     Value++
                                                          ------     -----

    ISRAEL -- (Continued)............................
       Union Bank of Israel, Ltd.....................    577,763 $ 2,959,200
                                                                 -----------
    TOTAL ISRAEL.....................................             78,095,573
                                                                 -----------

    ITALY -- (2.7%)..................................
       Acegas-APS SpA................................    353,561   2,306,533
      *Aedes SpA.....................................    746,718     191,843
       Banca Finnat Euramerica SpA...................    222,887     155,892
      #Banca Piccolo Credito Valtellinese Scarl......  1,788,720   8,524,495
      #*Banca Popolare dell'Emilia Romagna Scrl......    123,244   1,506,857
      *Banca Popolare dell'Etruria e del Lazio Scarl.  1,333,489   5,618,445
      #Banca Popolare di Milano Scarl................ 10,151,010  34,739,939
       Banca Popolare di Spoleto SpA.................        500       2,333
       Banco di Desio e della Brianza SpA............      9,555      53,831
       Benetton Group SpA............................    610,604   4,958,343
      *Brioschi Sviluppo Immobiliare SpA.............    253,452      56,366
      *Buongiorno SpA................................     35,646      75,215
      #Buzzi Unicem SpA..............................  1,080,359  16,707,513
      #*C.I.R. SpA - Compagnie Industriali Riunite...  7,066,777  18,534,424
       Caltagirone Editore SpA.......................    717,734   1,820,151
       Caltagirone SpA...............................    619,607   1,885,112
      #*Carraro SpA..................................     46,488     285,572
       Cembre SpA....................................        802       9,201
       Cementir Holding SpA..........................  2,053,309   6,593,832
      *Centrale del Latte di Torino & Co. SpA........    103,570     475,729
       Credito Artigiano SpA.........................  1,234,195   2,470,560
       Credito Emiliano SpA..........................    153,514   1,058,224
       CSP International Fashion Group SpA...........    197,206     355,503
      *d'Amico International Shipping SA.............    122,862     168,582
       Danieli & Co. SpA.............................    136,979   4,363,689
       De Longhi SpA.................................  1,089,296  13,939,608
      #*DeA Capital SpA..............................    230,186     531,261
      *EEMS Italia SpA...............................    643,828   1,340,990
      *Elica SpA.....................................     13,095      31,992
      #ERG SpA.......................................    118,750   1,755,475
      #*Eurotech SpA.................................    145,629     511,713
       Falck Renewables SpA..........................    220,738     507,501
      #Fondiaria - SAI SpA...........................  1,781,588  16,560,650
      *Gefran SpA....................................    133,442     942,478
      *Gemina SpA.................................... 10,838,913  11,232,967
      *Giovanni Crespi SpA...........................    183,802      21,905
      *Gruppo Ceramiche Ricchetti SpA................    234,493      94,927
      *I Grandi Viaggi SpA...........................    283,577     450,085
      #Immsi SpA.....................................  1,530,492   1,987,705
       Industria Romagnola Conduttori Elettrici SpA..    156,907     517,748
      *Intek SpA.....................................  1,122,064     859,253
      #Italcementi SpA...............................  1,665,900  18,262,095
       Italmobiliare SpA.............................    179,678   7,858,176
      *KME Group SpA.................................  6,252,112   3,345,709
      #Milano Assicurazioni SpA......................  5,818,786   8,588,446
      *Monrif SpA....................................    181,942     111,838
      #*Montefibre SpA...............................  1,337,339     276,553
      *Olidata SpA...................................      5,040       4,094
      *Pagnossin SpA.................................     79,000          --
       Pirelli & Co. SpA.............................  3,574,378  37,211,793
      *Poligrafici Editoriale SpA....................    229,827     151,392
      *Prelios SpA...................................  5,567,640   4,368,087
      #*Premafin Finanziaria SpA.....................  5,629,637   5,085,652
       Prysmian SpA..................................    169,564   4,002,596
      *Reno de Medici SpA............................  3,300,827   1,119,008
      *Retelit SpA...................................    297,485     214,272
      *Safilo Group SpA..............................    188,553   3,601,500

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
                                                        Shares      Value++
                                                        ------      -----

    ITALY -- (Continued)...........................
      #*Seat Pagine Gialle SpA.....................  6,882,657 $    826,118
      *Snia SpA....................................    271,793       40,015
      *Societa Partecipazioni Finanziarie SpA......      4,853          553
       Sol SpA.....................................    121,700    1,033,950
      *Sorin SpA...................................  1,474,920    4,239,438
      *Uni Land SpA................................     37,715       28,154
      #*Unipol Gruppo Finanziario SpA.............. 12,352,823    9,992,562
       Vianini Industria SpA.......................    182,204      378,428
       Vianini Lavori SpA..........................    360,716    2,361,541
       Vittoria Assicurazioni SpA..................      7,453       44,490
                                                               ------------
    TOTAL ITALY....................................             277,350,902
                                                               ------------

    JAPAN -- (17.8%)...............................
       Achilles Corp...............................  1,136,000    1,627,123
       Adeka Corp..................................     55,000      544,850
       Agro-Kanesho Co., Ltd.......................     36,000      194,562
      #Ahresty Corp................................    294,900    2,179,885
      #Aichi Bank, Ltd. (The)......................    201,500   12,052,444
       Aichi Corp..................................     62,000      297,257
       Aichi Machine Industry Co., Ltd.............  1,630,000    5,819,456
       Aida Engineering, Ltd.......................  1,217,500    5,337,234
       Aigan Co., Ltd..............................    406,000    2,199,292
       Airport Facilities Co., Ltd.................    404,300    1,567,089
       Aisan Industry Co., Ltd.....................    275,800    2,594,703
       Akita Bank, Ltd. (The)......................  4,164,000   12,294,857
       Alpen Co., Ltd..............................    263,400    4,323,074
       Alpha Corp..................................     20,000      199,249
       Alpha Systems, Inc..........................     13,000      196,130
       Alpine Electronics, Inc.....................     10,100      126,859
       Alps Logistics Co., Ltd.....................      7,200       72,831
      #Altech Co., Ltd.............................    155,700      564,290
       Ando Corp...................................  1,808,000    2,312,836
      *AOC Holdings, Inc...........................    839,300    5,612,785
       AOI Advertising Promotion, Inc..............     11,500       58,663
      #AOI Electronic Co., Ltd.....................     30,700      534,421
       AOKI Holdings, Inc..........................    396,300    6,105,026
       Aomori Bank, Ltd. (The).....................    296,000      903,999
       Aoyama Trading Co., Ltd.....................  1,237,199   20,380,998
       Arakawa Chemical Industries, Ltd............    317,100    2,910,197
       Araya Industrial Co., Ltd...................  1,094,000    1,765,548
       Arc Land Sakamoto Co., Ltd..................     23,700      328,568
      #Arisawa Manufacturing Co., Ltd..............    694,982    3,451,890
       Aronkasei Co., Ltd..........................    396,000    2,625,122
       Asahi Kogyosha Co., Ltd.....................    477,000    2,079,553
       Asahi Organic Chemicals Industry Co., Ltd...  1,332,000    3,701,438
      *Asanuma Corp................................    270,000      295,850
      #Asax Co., Ltd...............................         13       19,072
      *Ashimori Industry Co., Ltd..................  1,422,000    2,185,028
       Asia Air Survey Co., Ltd....................     79,000      260,973
       ASKA Pharmaceutical Co., Ltd................    470,000    3,897,024
       Asti Corp...................................     81,000      217,548
       Asunaro Aoki Construction Co., Ltd..........    725,000    3,760,685
       Ataka Construction & Engineering Co., Ltd...    148,000      548,907
       Atsugi Co., Ltd.............................  5,237,000    6,166,498
       Autobacs Seven Co., Ltd.....................    311,111   11,434,402
       Bank of Iwate, Ltd. (The)...................    279,800   10,606,584
       Bank of Nagoya, Ltd. (The)..................  2,646,706    8,403,859
       Bank of Okinawa, Ltd. (The).................    152,900    6,133,742
       Bank of Saga, Ltd. (The)....................  2,430,000    6,195,939
       Bank of the Ryukyus, Ltd....................    571,100    6,746,881
       Belc Co., Ltd...............................     28,800      347,464

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
                                                            Shares     Value++
                                                            ------     -----

 JAPAN -- (Continued)...................................
   #Belluna Co., Ltd....................................   593,062 $ 4,117,193
   #*Best Denki Co., Ltd................................ 1,729,500   4,687,996
    Bunka Shutter Co., Ltd..............................   620,000   1,690,117
    Cawachi, Ltd........................................   226,900   4,339,204
    Central Glass Co., Ltd.............................. 1,610,000   6,364,464
    Central Security Patrols Co., Ltd...................    41,400     398,737
   *Chiba Kogyo Bank, Ltd. (The)........................    61,600     333,505
    Chiyoda Co., Ltd....................................     5,800      76,838
    Chiyoda Integre Co., Ltd............................    18,500     249,184
    Chodai Co., Ltd.....................................    26,500      81,695
    Chofu Seisakusho Co., Ltd...........................   252,100   6,143,508
    Chubu Shiryo Co., Ltd...............................   277,100   1,919,802
    Chudenko Corp.......................................   584,060   7,200,424
    Chuetsu Pulp & Paper Co., Ltd....................... 2,081,000   3,645,311
   #Chukyo Bank, Ltd. (The)............................. 1,633,000   3,743,080
   *Chuo Denki Kogyo Co., Ltd...........................    14,800      76,272
    Chuo Gyorui Co., Ltd................................   664,000   1,315,487
    Chuo Spring Co., Ltd................................   966,000   3,467,191
    Cleanup Corp........................................   570,200   4,020,256
    CMK Corp............................................   995,800   4,095,071
    Coca-Cola Central Japan Co., Ltd....................   660,800   8,996,255
    Computer Engineering & Consulting, Ltd..............   138,100     690,807
    Corona Corp.........................................   376,300   3,642,477
    Cresco, Ltd.........................................    68,100     450,550
    Cross Plus, Inc.....................................    81,100     686,632
    CTI Engineering Co., Ltd............................   222,000   1,612,417
    Dai-Dan Co., Ltd....................................   602,000   3,497,656
    Daido Kogyo Co., Ltd................................   479,447     927,054
   #*Daiei, Inc. (The).................................. 2,115,450   7,393,326
   *Daiho Corp..........................................    40,000      57,347
    Daiichi Kogyo Seiyaku Co., Ltd......................   609,000   1,875,854
    Daiki Aluminium Industry Co., Ltd...................   232,000     653,926
    Daiko Clearing Services Corp........................   369,200   1,267,569
    *Daiko Denshi Tsushin, Ltd..........................    13,000      16,950
    Daikoku Denki Co., Ltd..............................    41,800     486,731
    Daimaruenawin Co., Ltd..............................    10,600      72,532
    Dainichi Co., Ltd...................................   277,900   2,159,042
    Daisan Bank, Ltd. (The).............................   541,000   1,326,111
    Daishi Bank, Ltd. (The)............................. 1,538,000   4,852,734
    Daito Bank, Ltd. (The).............................. 2,339,000   1,470,543
    Daiwa Industries, Ltd...............................   180,000     904,924
    Daiwa Odakyu Construction Co., Ltd..................   183,000     485,380
    DC Co., Ltd.........................................   464,500   1,381,789
   #DCM Holdings Co., Ltd............................... 1,104,200   7,023,739
    Denyo Co., Ltd......................................   285,500   3,919,106
   *Dijet Industrial Co., Ltd...........................    36,000      55,600
    DMW Corp............................................    58,800   1,103,111
    Doutor Nichires Holdings Co., Ltd...................    39,600     471,729
    Dydo Drinco, Inc....................................    73,500   2,868,663
    Dynic Corp..........................................    37,000      64,941
   #Edion Corp.......................................... 1,234,900  10,656,730
    Ehime Bank, Ltd. (The).............................. 1,570,000   4,432,193
   *Eidai Co., Ltd......................................    43,000     208,722
    Eighteenth Bank, Ltd. (The)......................... 4,180,000  11,346,293
    ESPEC Corp..........................................   442,100   3,369,796
    Excel Co., Ltd......................................    29,500     338,014
   *F&A Aqua Holdings, Inc..............................     3,600      31,862
    Felissimo Corp......................................     6,800      79,617
    Fine Sinter Co., Ltd................................    84,000     251,136
   #*First Baking Co., Ltd..............................   469,000     539,824
    Fuji Furukawa Engineering & Construction Co., Ltd...    37,000      71,586

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
                                                           Shares     Value++
                                                           ------     -----

   JAPAN -- (Continued)................................
      Fuji Soft, Inc...................................    21,900 $   334,661
      Fujicco Co., Ltd.................................   314,600   3,753,586
     #Fujikura Rubber, Ltd.............................    43,100     170,279
      Fujitec Co., Ltd.................................       822       4,212
      Fujitsu Frontech, Ltd............................   392,600   2,931,124
      FuKoKu Co., Ltd..................................    19,500     171,995
      Fukuda Corp......................................    87,000     262,681
      Fukui Bank, Ltd. (The)...........................    35,000     105,913
     #Fukushima Bank, Ltd..............................   640,000     356,036
      Fukusima Industries Corp.........................     1,900      22,184
      Fukuyama Transporting Co., Ltd................... 2,561,000  12,376,584
      Furusato Industries, Ltd.........................    38,600     291,504
      Fuso Dentsu Co., Ltd.............................    20,000      68,510
      Fuso Pharmaceutical Industries, Ltd..............   108,000     305,688
      Futaba Corp......................................   850,800  15,858,435
     #Gakken Holdings Co., Ltd......................... 1,799,000   3,047,646
      Gecoss Corp......................................   452,500   2,197,212
      Godo Steel, Ltd.................................. 3,527,000   9,126,045
      Goldcrest Co., Ltd...............................    42,370     706,060
      Gourmet Kineya Co., Ltd..........................   171,000     989,144
     *GSI Creos Corp...................................     8,000      11,551
     #Gun Ei Chemical Industry Co., Ltd................ 1,462,000   3,876,761
      Gunze, Ltd....................................... 2,336,000   8,461,708
      Hakuto Co., Ltd..................................   308,600   3,216,765
      Happinet Corp....................................     1,200      14,308
      Harima Chemicals, Inc............................   399,200   2,768,547
      Haruyama Trading Co., Ltd........................   306,000   1,481,136
     #*Hazama Corp..................................... 1,654,700   2,255,199
     *Heiwa Real Estate Co., Ltd....................... 1,185,500   2,659,688
      Heiwado Co., Ltd.................................   129,424   1,640,603
      Hibiya Engineering, Ltd..........................   709,800   6,649,792
      Higashi-Nippon Bank, Ltd......................... 1,776,000   3,605,578
     #Higo Bank, Ltd. (The)............................   801,000   4,618,712
     #Hitachi Cable, Ltd...............................   875,000   2,095,090
      Hitachi Capital Corp.............................     9,200     131,232
      Hitachi Medical Corp.............................   651,000   8,669,770
      Hitachi Metals Techno, Ltd.......................    53,500     268,945
     #Hodogaya Chemical Co., Ltd.......................   208,000     820,792
      Hokkaido Coca-Cola Bottling Co., Ltd.............   466,000   2,275,447
      Hokkan Holdings, Ltd.............................   957,000   2,993,518
      Hokko Chemical Industry Co., Ltd.................   392,000   1,218,363
      Hokkoku Bank, Ltd. (The)......................... 1,303,000   4,404,346
      Hokuetsu Bank, Ltd. (The)........................ 2,661,000   5,725,256
     #Hokuetsu Kishu Paper Co., Ltd.................... 3,944,774  22,060,773
      Hokuriku Electrical Construction Co., Ltd........   205,000     598,041
      Horipro, Inc.....................................   166,300   1,438,968
      Hosiden Corp.....................................   124,900   1,251,691
     #Hurxley Corp.....................................    18,600     106,597
      Hyakugo Bank, Ltd. (The)......................... 1,606,827   7,003,682
      Hyakujishi Bank, Ltd. (The)......................   865,000   3,229,093
      I Metal Technology Co., Ltd......................   447,000   1,093,677
      Ichikawa Co., Ltd................................   310,000     575,799
      Ichinen Holdings Co., Ltd........................    12,200      57,876
      Ihara Chemical Industry Co., Ltd.................   861,000   2,748,999
      IHI Transport Machinery Co., Ltd.................   297,000   1,416,525
      Imasen Electric Industrial Co., Ltd..............   108,400   1,422,843
     #*Impress Holdings, Inc...........................   445,400     771,277
      Inaba Seisakusho Co., Ltd........................    83,200     872,216
      Inabata & Co., Ltd............................... 1,195,600   6,867,682
     #Ines Corp........................................ 1,202,600   7,920,835
      Information Services International-Dentsu, Ltd...   146,300   1,014,779

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
                                                       Shares     Value++
                                                       ------     -----

       JAPAN -- (Continued)........................
          Innotech Corp............................   187,800 $ 1,274,903
          Inui Steamship Co., Ltd..................    70,000     384,373
         #*Ishihara Sangyo Kaisha, Ltd.............   160,000     192,262
          Ishizuka Glass Co., Ltd..................   676,000   1,286,051
          IT Holdings Corp.........................   150,500   1,480,114
         #Itochu Enex Co., Ltd.....................   657,000   3,564,576
          Itochu-Shokuhin Co., Ltd.................     9,800     327,813
         #Itoham Foods, Inc........................ 2,543,000  10,092,981
          Itoki Corp...............................   617,400   1,442,677
         #Iwai Cosmo Holdings, Inc.................   114,800     581,684
          Iwaki & Co., Ltd.........................   773,000   1,829,581
         #*Iwasaki Electric Co., Ltd............... 1,742,000   4,553,536
         #Iwatsu Electric Co., Ltd.................   490,000     544,241
          Izumiya Co., Ltd......................... 1,853,000   8,072,967
          Jalux, Inc...............................     3,500      29,538
          Japan Carlit Co., Ltd....................     7,200      36,521
          Japan Digital Laboratory Co., Ltd........   572,800   6,623,530
         #Japan Foundation Engineering Co., Ltd....   590,600   2,200,544
          Japan Medical Dynamic Marketing, Inc.....   457,800   1,141,879
          Japan Oil Transportation Co., Ltd........   576,000   1,497,832
          Japan Pulp & Paper Co., Ltd.............. 1,485,000   5,368,318
          Japan Transcity Corp.....................   679,000   2,178,335
          JBIS Holdings, Inc.......................    55,700     175,634
          Jidosha Buhin Kogyo Co., Ltd.............    38,000     201,531
          JIEC Co., Ltd............................        50      49,886
          JMS Co., Ltd.............................   701,000   2,302,949
         #*Joban Kosan Co., Ltd.................... 1,202,000   1,327,345
          J-Oil Mills, Inc.........................   139,000     390,433
          JSP Corp.................................   162,000   2,885,232
          Juroku Bank, Ltd.........................   636,000   1,971,927
          Kaga Electronics Co., Ltd................   133,200   1,519,225
         #Kagoshima Bank, Ltd. (The)............... 1,714,500  11,528,621
          Kamei Corp...............................   526,000   2,114,308
          Kanaden Corp.............................   472,000   2,806,726
         #Kanamoto Co., Ltd........................   559,000   4,143,042
         #Kandenko Co., Ltd........................   846,000   4,380,312
          Kanematsu Electronics, Ltd...............    83,400     875,112
          Kanto Auto Works, Ltd....................   463,600   3,013,598
          Kanto Natural Gas Development Co., Ltd...   556,000   3,381,585
          Katakura Chikkarin Co., Ltd..............   250,000     663,846
          Kato Sangyo Co., Ltd.....................    62,300   1,051,561
          Kato Works Co., Ltd...................... 1,062,000   2,987,174
          KAWADA Technologies, Inc.................     5,800     109,899
          Kawasaki Kasei Chemicals, Ltd............   658,000   1,107,425
          Kawasumi Laboratories, Inc...............   279,000   1,876,537
          Keihanshin Real Estate Co., Ltd..........    51,100     263,458
          Keihin Co., Ltd. (The)...................    44,000      50,367
          Keiyo Bank, Ltd. (The)...................    79,000     388,642
         *Kenedix, Inc.............................     3,969     725,200
          Kimura Unity Co, Ltd.....................     1,600      13,010
         #Kitagawa Iron Works Co., Ltd.............   146,000     265,970
          Kita-Nippon Bank, Ltd. (The).............   183,600   4,183,212
          Kitano Construction Corp.................   764,000   1,840,296
          Kitazawa Sangyo Co., Ltd.................   247,000     458,302
          Kiyo Holdings, Inc.......................    84,000     119,555
          Koa Corp.................................   327,389   3,652,463
          Koekisha Co., Ltd........................    69,600   1,089,017
         #Kohnan Shoji Co., Ltd....................   500,400   8,256,340
          Koike Sanso Kogyo Co., Ltd...............     8,000      22,461
         #*Koito Industries, Ltd...................   377,000     517,973
         #Kojima Co., Ltd..........................   745,300   4,468,323

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
                                                       Shares     Value++
                                                       ------     -----

       JAPAN -- (Continued)........................
         *Kokusai Kogyo Holdings Co., Ltd..........    14,000 $    45,485
          Kokuyo Co., Ltd.......................... 1,900,111  14,052,628
         #Komai Tekko, Inc.........................   914,000   3,035,794
          Komatsu Seiren Co., Ltd..................   780,000   3,262,968
         #Komatsu Wall Industry Co., Ltd...........   169,600   1,672,960
          Komori Corp.............................. 1,505,800  14,332,906
         *Konaka Co., Ltd..........................   698,449   3,187,421
          Kondotec, Inc............................    35,000     334,845
          Konishi Co., Ltd.........................   271,700   3,621,053
         #*Kosei Securities Co., Ltd...............   645,000     575,634
          KRS Corp.................................   166,000   1,747,462
          KU Holdings Co., Ltd.....................   182,600     846,518
         *Kumagai Gumi Co., Ltd.................... 1,299,000   1,429,154
         #Kumiai Chemical Industry Co., Ltd........ 1,053,000   2,895,419
          Kurabo Industries, Ltd................... 5,759,000  10,382,620
         #*Kurimoto, Ltd........................... 4,060,000   8,641,012
          Kuroganeya Co., Ltd......................    99,000     402,979
          Kyodo Printing Co., Ltd.................. 1,958,000   4,030,553
         #Kyoei Sangyo Co., Ltd....................   363,000     669,927
         #Kyoei Steel, Ltd.........................   395,700   6,953,354
          Kyokuto Boeki Kaisha, Ltd................   499,000     968,713
          Kyokuto Kaihatsu Kogyo Co., Ltd..........   915,850   4,611,475
         *Kyokuto Securities Co., Ltd..............    23,100     150,670
          Kyoritsu Maintenance Co., Ltd............    37,200     535,538
          Kyosan Electric Manufacturing Co., Ltd...   501,000   2,850,500
          Kyowa Leather Cloth Co., Ltd.............   391,000   1,409,222
          Kyudenko Corp............................ 1,079,000   6,418,910
          LEC, Inc.................................    27,000     411,547
         #*Leopalace21 Corp........................ 4,930,515   6,994,638
         *Lonseal Corp.............................   306,000     422,301
         #*Look, Inc...............................   101,000     154,046
         #Macnica, Inc.............................   225,000   5,346,608
          Maeda Corp............................... 4,690,000  14,253,209
         #Maeda Road Construction Co., Ltd......... 1,615,000  15,326,957
         #*Maezawa Industries, Inc.................   279,600   1,001,885
          Maezawa Kasei Industries Co., Ltd........   197,700   1,996,842
          Maezawa Kyuso Industries Co., Ltd........   107,300   1,423,190
          Marubun Corp.............................   449,500   2,146,662
          Marudai Food Co., Ltd.................... 3,070,000   9,747,497
         *Maruei Department Store Co., Ltd.........   607,400     686,607
         *Marufuji Sheet Piling Co., Ltd...........    12,000      28,576
          Marusan Securities Co., Ltd..............    40,200     168,590
          Maruwn Corp..............................   302,600     770,025
          Maruzen Co., Ltd.........................    20,000     130,368
          Maruzen Showa Unyu Co., Ltd.............. 1,369,000   4,351,930
         #Maspro Denkoh Corp.......................   427,000   3,860,485
          Matsui Construction Co., Ltd.............   447,700   1,814,527
          Maxvalu Tokai Co., Ltd...................    29,400     369,838
         *Meiji Machine Co., Ltd................... 1,413,000     419,249
         #Meiwa Estate Co., Ltd....................   452,400   2,362,122
          Mesco, Inc...............................    60,000     490,700
          Michinoku Bank, Ltd. (The)............... 2,838,000   5,041,749
          Mie Bank, Ltd. (The).....................   304,000     793,193
          Mikuni Coca-Cola Bottling Co., Ltd.......   471,100   4,248,006
          Mikuni Corp..............................   180,000     430,158
          Mimasu Semiconductor Industry Co., Ltd...    22,000     261,239
          Minato Bank, Ltd. (The)..................   446,000     831,228
          Ministop Co., Ltd........................    62,500   1,012,328
          Mirait Holdings Corp.....................   303,940   2,297,742
          Mitani Corp..............................     2,700      44,465
          Mito Securities Co., Ltd.................   221,000     323,885

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CONTINUED


                                                        Shares     Value++
                                                        ------     -----

      JAPAN -- (Continued)..........................
        *Mitsuba Corp...............................   524,000 $ 4,036,272
        #Mitsubishi Paper Mills, Ltd................ 1,028,000   1,044,541
        #Mitsui High-Tec, Inc.......................   368,300   1,837,333
         Mitsui Knowledge Industry Co., Ltd.........     1,209     180,185
         Mitsumura Printing Co., Ltd................    88,000     258,681
         Mitsuuroko Co., Ltd........................   795,000   5,338,310
        #Miyachi Corp...............................     3,300      25,637
        #*Miyaji Engineering Group, Inc.............   452,000     622,760
         Miyazaki Bank, Ltd. (The).................. 2,944,260   6,670,835
         Miyoshi Oil & Fat Co., Ltd................. 1,019,000   1,489,908
        #Mizuno Corp................................   650,000   2,806,464
         Morita Holdings Corp.......................   138,000     868,171
         Morozoff, Ltd..............................   261,000     829,174
         Mory Industries, Inc.......................   637,000   2,685,399
         MR MAX Corp................................   646,600   2,293,594
         Murakami Corp..............................     1,000      12,689
         Musashino Bank, Ltd........................   206,600   6,542,831
        #Mutoh Holdings Co., Ltd....................   240,000     576,479
         Nagano Bank, Ltd. (The).................... 1,582,000   3,335,926
         Nagase & Co., Ltd..........................   284,000   3,597,732
         Nakabayashi Co., Ltd.......................   964,000   1,942,546
         Nakano Corp................................    17,500      41,532
        *Nakayama Steel Works, Ltd.................. 3,072,000   4,265,400
         Nanto Bank, Ltd. (The).....................    26,000     127,181
         NEC Capital Solutions, Ltd.................   221,000   3,283,588
        *Neturen Co., Ltd...........................   279,900   2,218,585
        #NIC Corp...................................    88,300     472,043
         Nice Holdings, Inc......................... 1,529,000   3,663,666
         Nichia Steel Works, Ltd....................   890,200   2,378,185
         Nichiban Co., Ltd..........................   616,000   2,093,670
        #Nichiha Corp...............................   252,300   2,185,895
         Nichimo Co., Ltd...........................   920,000   1,879,774
         Nichireki Co., Ltd.........................   604,000   2,977,349
        #Nihon Eslead Corp..........................   151,748   1,343,847
         Nihon Kagaku Sangyo Co., Ltd...............    21,000     175,035
         Nihon Tokushu Toryo Co., Ltd...............    76,800     315,692
         Nihon Yamamura Glass Co., Ltd.............. 2,503,000   6,933,337
         Nikko Co., Ltd.............................   537,000   2,276,835
         Nippo Corp................................. 1,787,000  14,384,893
         Nippon Beet Sugar Manufacturing Co., Ltd... 3,263,000   7,328,101
         Nippon Chemical Industrial Co., Ltd........ 1,950,000   4,228,034
        #Nippon Chutetsukan K.K.....................   582,000   1,703,390
        #Nippon Concrete Industries Co., Ltd........ 1,107,000   3,301,527
         Nippon Densetsu Kogyo Co., Ltd.............   188,000   1,807,639
         Nippon Denwa Shisetu Co., Ltd..............   843,000   2,575,665
         Nippon Felt Co., Ltd.......................    73,100     349,887
         Nippon Fine Chemical Co., Ltd..............   205,400   1,249,725
         Nippon Flour Mills Co., Ltd................ 1,178,000   5,841,572
         Nippon Hume Corp...........................   555,000   2,439,625
         Nippon Jogesuido Sekkei Co., Ltd...........       126     191,054
        #*Nippon Kinzoku Co., Ltd...................    60,000     105,358
         Nippon Koei Co., Ltd....................... 1,470,000   5,303,491
         Nippon Konpo Unyu Soko Co., Ltd............   982,000  10,543,700
         Nippon Light Metal Co., Ltd................ 2,048,000   4,184,466
         Nippon Pillar Packing Co., Ltd.............   120,000   1,028,324
         Nippon Rietec Co., Ltd.....................    17,000      87,866
         Nippon Road Co., Ltd. (The)................ 2,090,000   6,128,247
         Nippon Seiki Co., Ltd......................    26,000     301,460
         Nippon Soda Co., Ltd....................... 1,506,000   6,612,413
         Nippon Systemware Co., Ltd.................   211,200     819,355
         Nippon Tungsten Co., Ltd...................   243,000     841,760

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CONTINUED

                                                      Shares     Value++
                                                      ------     -----

       JAPAN -- (Continued).......................
         #*Nippon Yakin Kogyo Co., Ltd............   243,500 $   577,891
          Nippon Yusoki Co., Ltd..................    36,000      84,404
          Nishikawa Rubber Co., Ltd...............     1,000      11,194
          Nishimatsu Construction Co., Ltd........ 8,227,073  12,544,998
         *Nishishiba Electric Co., Ltd............   104,000     309,708
          Nissan Shatai Co., Ltd..................   719,000   5,387,156
         #*Nissan Tokyo Sales Holdings Co., Ltd...     3,000       4,163
         #Nisshin Fudosan Co., Ltd................   231,600   1,240,007
         #Nisshin Oillio Group, Ltd. (The)........   270,000   1,264,275
          Nissin Corp.............................   386,000   1,001,148
          Nissin Sugar Manufacturing Co., Ltd..... 1,235,000   2,762,679
          Nissui Pharmaceutical Co., Ltd..........   225,800   1,838,020
          Nittan Valve Co., Ltd...................   159,300     575,732
          Nittetsu Mining Co., Ltd................ 2,032,000   9,676,869
          Nitto FC Co., Ltd.......................   243,100   1,330,519
          Nitto Flour Milling Co., Ltd............   370,000   1,336,270
         #Nitto Kogyo Corp........................    28,200     291,651
          Nitto Seiko Co., Ltd....................    18,000      51,466
          Nohmi Bosai, Ltd........................   162,000     966,809
         #Nomura Co., Ltd.........................    25,000      74,529
         *Noritsu Koki Co., Ltd...................   534,600   3,073,099
         *NS United Kaiun Kaisha, Ltd.............   157,000     313,275
          Obayashi Road Corp......................   862,000   2,027,045
          Ogaki Kyoritsu Bank, Ltd. (The).........   997,000   3,199,430
          Ohara, Inc..............................    14,600     157,186
          Oie Sangyo Co., Ltd.....................    11,600     110,970
          Oita Bank, Ltd. (The)................... 3,348,000  10,661,048
          Okabe Co., Ltd..........................   530,400   2,945,078
          Okamura Corp............................    13,000      73,849
         #*OKK Corp...............................   580,000     751,263
          Okumura Corp............................ 2,791,000  10,917,365
         #Okura Industrial Co., Ltd............... 1,082,000   3,411,107
          Okuwa Co., Ltd..........................   181,000   1,865,693
          Olympic Corp............................   381,200   2,668,163
         *ONO Sokki Co., Ltd......................     2,000       5,559
          Onoken Co., Ltd.........................   296,300   2,739,754
          Osaka Organic Chemical Industry, Ltd....    45,400     232,461
          Osaka Steel Co., Ltd....................   594,600  10,728,423
          Oyo Corp................................   516,400   5,314,974
         #*P.S. Mitsubishi Construction Co., Ltd..   140,500     599,778
          Pacific Industrial Co., Ltd............. 1,167,000   5,559,574
          PanaHome Corp...........................    17,000     113,597
         #Penta-Ocean Construction Co., Ltd....... 4,990,500  11,015,701
          Piolax, Inc.............................   244,000   5,606,422
          Pressance Corp..........................     2,600      33,342
         #Raito Kogyo Co., Ltd.................... 1,264,700   4,576,159
         #*Renown, Inc............................   975,160   1,991,860
          Rheon Automatic Machinery Co., Ltd......   319,000     727,066
          Rhythm Watch Co., Ltd................... 3,189,000   4,749,425
          Ricoh Leasing Co., Ltd..................    62,100   1,391,634
         *Right On Co., Ltd.......................   112,400     535,651
          Riken Keiki Co., Ltd....................    27,000     230,403
          Riken Technos Corp......................   925,000   3,023,608
          Riken Vitamin Co., Ltd..................    25,200     643,158
         *Riso Kagaku Corp........................   192,982   3,632,563
          Roland Corp.............................   136,300   1,569,459
         #Round One Corp.......................... 2,521,100  15,326,131
          Ryoden Trading Co., Ltd.................   828,000   5,096,885
          Ryosan Co., Ltd.........................   663,900  15,403,112
          Ryoyo Electro Corp......................   778,100   8,003,943
          S Foods, Inc............................     6,000      48,372

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CONTINUED

                                                      Shares     Value++
                                                      ------     -----

       JAPAN -- (Continued).......................
         *Sakai Chemical Industry Co., Ltd........ 1,731,000 $ 9,012,782
         #Sakai Heavy Industries, Ltd.............   799,000   1,595,833
          Sakata INX Corp.........................   193,000     881,008
          Sala Corp...............................   274,000   1,296,929
          San-Ai Oil Co., Ltd..................... 1,321,000   7,133,114
          Sanei-International Co., Ltd............    70,800     787,531
          Sangetsu Co., Ltd.......................    21,800     501,433
          San-in Godo Bank, Ltd. (The)............ 2,304,000  17,089,198
          Sankei Building Co., Ltd................    17,600     100,319
          Sanki Engineering Co., Ltd.............. 1,603,000   9,566,437
          Sankyo Seiko Co., Ltd...................   797,400   2,522,975
         #*Sankyo-Tateyama Holdings, Inc.......... 3,759,000   5,439,789
          Sanoh Industrial Co., Ltd...............   269,200   2,093,701
          Sanritsu Corp...........................   111,500     813,582
          Sanshin Electronics Co., Ltd............   780,500   6,523,441
          Sanyo Engineering & Construction, Inc...   201,000     781,436
         #*Sanyo Industries, Ltd..................   714,000   1,191,129
          Sanyo Shokai, Ltd.......................   127,000     380,676
          Sato Shoji Corp.........................   157,600     853,118
          Satori Electric Co., Ltd................   276,460   1,770,701
          Saxa Holdings, Inc...................... 1,140,000   1,865,446
          Scroll Corp.............................   647,500   2,262,232
          Seibu Electric Industry Co., Ltd........   313,000   1,342,430
          Seino Holdings Co., Ltd................. 1,940,119  14,574,218
          Sekisui Jushi Co., Ltd..................   575,000   5,978,902
          Sekisui Plastics Co., Ltd............... 1,166,000   4,274,954
         #Senko Co., Ltd.......................... 1,468,000   4,365,081
          Senshu Electric Co., Ltd................     9,800     123,423
          Senshukai Co., Ltd......................   307,900   1,891,248
          Shibusawa Warehouse Co., Ltd............    31,000      99,771
          Shibuya Kogyo Co., Ltd..................   112,000   1,234,803
          Shiga Bank, Ltd.........................   114,000     611,613
         #*Shikibo, Ltd........................... 1,739,000   2,032,342
          Shikoku Bank, Ltd....................... 1,340,000   4,019,626
         #Shimachu Co., Ltd.......................   557,600  13,016,936
         #Shimizu Bank, Ltd.......................   196,100   7,867,834
          Shin Nippon Air Technologies Co., Ltd...   329,220   1,670,300
          Shinagawa Refractories Co., Ltd.........   808,000   2,538,069
          Shin-Etsu Polymer Co., Ltd..............    64,600     347,498
         #Shinkawa, Ltd...........................   190,700   1,822,304
          Shinko Shoji Co., Ltd...................   475,000   4,037,167
          Shinko Wire Co., Ltd....................   490,000     886,951
          Shinmaywa Industries, Ltd............... 2,777,000  11,851,083
          Shinnihon Corp..........................   231,100     707,631
          Shobunsha Publications, Inc.............    24,700     186,573
         #Shoei Foods Corp........................   177,000   1,082,699
          Shofu, Inc..............................       900       8,550
         *Showa Corp.............................. 1,364,900   8,883,511
          Sinanen Co., Ltd........................   895,000   3,754,674
         *Sintokogio, Ltd.........................   404,200   4,044,293
         #SKY Perfect JSAT Holdings, Inc..........    15,188   6,069,410
          SNT Corp................................   643,600   3,037,404
          Soda Nikka Co., Ltd.....................   328,000   1,362,695
          Soft99 Corp.............................    16,200      97,741
          Somar Corp..............................   191,000     535,868
          Sonton Food Industry Co., Ltd...........   112,000     925,942
          Space Co., Ltd..........................    45,160     282,773
          SPK Corp................................     2,900      44,499
          Subaru Enterprise Co., Ltd..............   247,000     713,241
          Sugimoto & Co., Ltd.....................   104,800     987,033
          Sumikin Bussan Corp.....................   422,000     977,390

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
                                                      Shares     Value++
                                                      ------     -----

       JAPAN -- (Continued).......................
          Suminoe Textile Co., Ltd................ 1,368,000 $ 2,890,942
          Sumitomo Densetsu Co., Ltd..............   449,500   1,909,018
         #Sumitomo Osaka Cement Co., Ltd.......... 9,901,000  26,920,538
          Sumitomo Pipe & Tube Co., Ltd...........   617,300   4,533,814
          Sumitomo Warehouse Co., Ltd.............   549,000   2,528,208
          Suzuden Corp............................     2,100      12,305
         *SWCC Showa Holdings Co., Ltd............ 6,979,000   8,814,402
          Tachibana Eletech Co., Ltd..............   260,600   2,533,403
          Tachikawa Corp..........................   188,400     980,145
          Tachi-S Co., Ltd........................   457,610   7,694,795
         #Tadano, Ltd.............................   346,000   1,850,491
          Taihei Dengyo Kaisha, Ltd...............   340,000   3,074,359
          Taihei Kogyo Co., Ltd...................   415,000   1,885,640
         #Taiheiyo Cement Corp.................... 7,017,000  12,030,808
          Taiheiyo Kouhatsu, Inc.................. 1,881,000   1,733,809
          Taiho Kogyo Co., Ltd....................   438,800   3,547,698
         #Taikisha, Ltd...........................   111,600   2,142,919
         #*Taiko Bank, Ltd. (The).................    67,000     198,736
          TAIYO, Ltd..............................    30,000      57,606
          Takachiho Koheki Co., Ltd...............       400       4,347
         *Takagi Securities Co., Ltd..............   700,000     759,369
         #Takamatsu Construction Group Co., Ltd...    45,600     636,166
          Takano Co., Ltd.........................   305,800   1,872,228
          Takara Standard Co., Ltd................ 1,140,000   8,612,343
          Takasago Thermal Engineering Co., Ltd...   465,800   3,978,450
          Take & Give Needs Co., Ltd..............    11,176     780,039
          Takigami Steel Construction Co., Ltd....   199,000     625,170
          Takiron Co., Ltd........................ 1,147,000   4,487,123
         *Takuma Co., Ltd.........................   107,000     393,011
         #Tamura Corp............................. 1,042,948   3,169,640
         #Tatsuta Electric Wire & Cable Co., Ltd..   983,000   4,699,680
          Tayca Corp..............................   777,000   2,789,191
          TBK Co., Ltd............................   473,000   2,329,589
          TECHNO ASSOCIE Co., Ltd.................   171,900   1,436,655
          Techno Ryowa, Ltd.......................   229,770   1,189,827
          Teikoku Tsushin Kogyo Co., Ltd..........   430,000     808,591
         #Tekken Corp............................. 3,255,000   4,376,922
         *Ten Allied Co., Ltd.....................   196,200     565,476
          Tenma Corp..............................   576,100   6,243,395
          Teraoka Seisakusho Co., Ltd.............   169,800     755,075
          Tigers Polymer Corp.....................   318,800   1,521,766
          TOA Corp................................ 5,695,000  10,251,082
         #Toa Oil Co., Ltd........................   311,000     434,198
          TOA ROAD Corp...........................   893,000   1,910,316
          Tochigi Bank, Ltd....................... 2,950,000  11,985,894
          Toda Corp............................... 3,661,000  13,596,756
          Toei Co., Ltd...........................    90,000     410,313
          Toenec Corp............................. 1,091,000   6,216,877
          Toho Bank, Ltd.......................... 3,009,000   7,413,011
          Toho Holdings Co., Ltd..................    74,100     764,314
          Tohoku Bank, Ltd. (The)................. 1,501,000   2,196,390
         #Tohto Suisan Co., Ltd...................   916,000   1,499,968
         *Tokai Kanko Co., Ltd....................   142,000      38,285
          Tokai Lease Co., Ltd....................   505,000     960,294
         #Toko Electric Corp......................   102,000     557,868
         #*Toko, Inc..............................   163,054     402,671
          Tokushu Tokai Paper Co., Ltd............ 1,064,220   2,084,301
          Tokyo Denpa Co., Ltd....................     3,500      21,437
         *Tokyo Dome Corp.........................     1,000       2,166
          Tokyo Energy & Systems, Inc.............   612,000   4,037,060
          TOKYO KEIKI, Inc........................   425,000     611,459

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CONTINUED

                                                   Shares     Value++
                                                   ------     -----

          JAPAN -- (Continued).................
             Tokyo Ohka Kogyo Co., Ltd.........   359,600 $ 7,604,781
             Tokyo Sangyo Co., Ltd.............   514,500   1,575,923
             Tokyo Soir Co., Ltd...............   202,000     450,626
            #Tokyo Style Co., Ltd.............. 2,120,000  14,323,588
            #Tokyo Tatemono Co., Ltd........... 2,135,000   7,720,264
             Tokyo Tekko Co., Ltd..............   416,000   1,239,370
            #*Tokyo Tomin Bank, Ltd............   363,300   4,857,438
             Tokyotokeiba Co., Ltd.............    84,000     108,004
             Tokyu Recreation Co., Ltd.........   296,000   1,811,240
             Toli Corp.........................   972,000   2,245,866
             Tomato Bank, Ltd.................. 1,117,000   2,111,639
             Tomen Devices Corp................       400       9,996
             Tomen Electronics Corp............   223,200   3,021,634
            #Tomoe Corp........................   912,000   3,735,499
             Tomoku Co., Ltd................... 1,141,000   3,126,949
             TOMONY Holdings, Inc.............. 2,698,900   9,514,403
             Tonami Holdings Co., Ltd.......... 1,540,000   2,834,413
             Toppan Forms Co., Ltd.............    62,000     496,127
             Topre Corp........................   260,200   2,144,794
             Topy Industries, Ltd.............. 2,360,000   6,233,418
             Torii Pharmaceutical Co., Ltd.....   323,100   6,632,373
             Tosei Corp........................       129      39,685
             Tosho Printing Co., Ltd...........   783,000   1,340,590
             Totenko Co., Ltd..................   310,000     489,832
             Totetsu Kogyo Co., Ltd............   536,000   4,647,540
            #*Totoku Electric Co., Ltd.........   175,000     253,848
             Tottori Bank, Ltd................. 1,019,000   2,068,414
             Towa Bank, Ltd.................... 1,169,000   1,412,660
             Toyo Ink Manufacturing Co., Ltd... 1,177,000   5,961,044
            #Toyo Kanetsu K.K..................    77,000     184,260
             Toyo Kohan Co., Ltd............... 2,110,000  11,161,551
             Toyo Securities Co., Ltd..........   480,000     723,070
            #Toyo Tire & Rubber Co., Ltd....... 2,274,000   5,560,486
            #Toyo Wharf & Warehouse Co., Ltd...   980,000   1,635,182
             Trusco Nakayama Corp..............   199,400   3,375,541
             Tsubakimoto Kogyo Co., Ltd........    33,000      80,344
            #*Tsudakoma Corp................... 1,158,000   3,114,049
             Tsukishima Kikai Co., Ltd.........   393,000   3,606,139
            *Tsukuba Bank, Ltd.................   681,667   1,978,805
             Tsurumi Manufacturing Co., Ltd....   262,000   1,840,918
             Tsutsumi Jewelry Co., Ltd.........   264,300   6,594,619
            #Tsuzuki Denki Co., Ltd............   377,000   3,339,108
             TTK Co., Ltd......................   136,000     763,531
             TV Asahi Corp.....................       859   1,319,870
            *TV Tokyo Holdings Corp............     6,700      86,041
             TYK Corp..........................   690,000   1,590,316
             Uchida Yoko Co., Ltd.............. 1,267,000   4,085,907
            *UKC Holdings Corp.................    15,500     166,752
            *Uniden Corp....................... 1,806,000   6,620,010
             Universe Co., Ltd.................    23,100     343,664
             UNY Co., Ltd......................    49,160     430,799
             U-Shin, Ltd.......................   552,700   3,874,188
             Utoc Corp.........................    16,100      41,778
             Valor Co., Ltd....................    56,500     602,511
            #Vital KSK Holdings, Inc...........   336,300   2,828,089
            #*Wakachiku Construction Co., Ltd..   858,000   1,160,724
             Warabeya Nichiyo Co., Ltd.........   125,100   1,486,481
             Watabe Wedding Corp...............     4,400      40,336
             Wood One Co., Ltd.................   560,000   2,634,677
            #Y. A. C. Co., Ltd.................    25,400     202,244
            *Yachiyo Bank, Ltd. (The)..........    51,475   1,571,332

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CONTINUED

                                                    Shares        Value++
                                                    ------        -----

      JAPAN -- (Continued)......................
         Yaizu Suisankagaku Industry Co., Ltd...     1,800 $       16,345
         Yamabiko Corp..........................   156,474      1,674,031
        #Yamagata Bank, Ltd..................... 1,704,000      8,311,569
        #*Yamaichi Electronics Co., Ltd.........   300,800        868,469
         Yamanashi Chuo Bank, Ltd............... 2,229,000      9,939,720
         Yamato Corp............................   336,000      1,286,520
         Yamaura Corp...........................   155,500        385,802
         Yamazawa Co., Ltd......................     1,700         22,718
         Yasuda Warehouse Co., Ltd. (The).......   159,400        914,772
         Yellow Hat, Ltd........................   437,600      4,027,872
         Yodogawa Steel Works, Ltd.............. 3,886,000     16,399,437
        #Yokogawa Bridge Holdings Corp..........   286,000      1,952,360
         Yokohama Reito Co., Ltd................ 1,144,500      7,751,941
         Yondenko Corp..........................   443,650      1,931,367
         Yonekyu Corp...........................   185,500      1,426,362
         Yonex Co., Ltd.........................   149,000      1,047,152
         Yuasa Funashoku Co., Ltd...............   532,000      1,286,843
         Yuken Kogyo Co., Ltd...................    10,000         21,264
         Yurtec Corp............................ 1,138,000      6,617,410
         Zuken, Inc.............................    36,600        274,184
                                                           --------------
      TOTAL JAPAN...............................            1,816,312,875
                                                           --------------

      MALAYSIA -- (0.0%)........................
        *Ramunia Holdings Berhad................    28,880          6,394
        *Rekapacific Berhad.....................   130,000             --
                                                           --------------
      TOTAL MALAYSIA............................                    6,394
                                                           --------------

      NETHERLANDS -- (1.7%).....................
        #*AMG Advanced Metallurgical Group NV...   124,619      2,792,960
         Batenburg Beheer NV....................     6,890        285,789
        #*BE Semiconductor Industries NV........   670,503      7,202,934
         Crown Van Gelder NV....................    51,923        438,316
        *CSM NV.................................    95,268      3,649,531
        *Heijmans NV............................   195,581      6,619,178
         Hunter Douglas NV......................     1,513         81,041
        *ICT Automatisering NV..................     3,364         24,860
        *Kardan NV..............................    13,741         81,542
         KAS Bank NV............................   219,661      3,884,712
        #*Kendrion NV...........................    10,463        270,467
         Koninklijke Bam Groep NV............... 3,804,599     30,376,102
         Koninklijke Ten Cate NV................   361,829     16,746,971
        #*Koninklijke Wessanen NV...............   217,549        968,292
        *LBi International NV...................    16,089         43,161
         Macintosh Retail Group NV..............     1,184         32,941
         Mediq NV...............................    25,728        554,533
         Nutreco NV.............................   431,492     33,580,770
        *Ordina NV..............................   936,036      5,530,815
        *Punch Graphix NV.......................    67,100        319,138
        #*Qurius NV.............................   651,806        267,319
        *Roto Smeets Group NV...................    22,605        225,819
         Royal Reesink NV.......................     2,110        268,819
        #*SNS Reaal Groep NV.................... 1,569,446      9,642,223
         Telegraaf Media Groep NV...............    78,453      1,683,489
        *Textielgroep Twenthe NV................     1,200             --
         TKH Group NV...........................    82,021      2,563,312
        #*TomTom NV............................. 1,675,810     15,157,366
        #*USG People NV......................... 1,386,176     27,440,588
        *Wavin NV...............................   297,517      5,321,112
                                                           --------------
      TOTAL NETHERLANDS.........................              176,054,100
                                                           --------------

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
                                                            Shares      Value++
                                                            ------      -----

 NEW ZEALAND -- (0.4%).................................
   #Air New Zealand, Ltd...............................  8,828,769 $  7,951,190
    Auckland International Airport, Ltd................  1,021,448    1,837,974
    CDL Investments (New Zealand), Ltd.................    866,651      190,436
    Colonial Motor Co., Ltd............................    243,551      487,258
   *Fisher & Paykel Appliances Holdings, Ltd........... 12,341,258    6,008,108
    Millennium & Copthorne Hotels (New Zealand), Ltd...  3,112,559    1,148,801
    New Zealand Oil & Gas, Ltd.........................    867,412      682,320
    Northland Port Corp. (New Zealand), Ltd............     24,300       32,418
   #Nuplex Industries, Ltd.............................  1,498,030    3,966,140
   *Pan Pacific Petroleum NL...........................    453,105       77,508
    Port of Tauranga, Ltd..............................     17,979      126,055
   #Pyne Gould Corp., Ltd..............................  2,092,842      541,609
   *Pyne Gould Guinness, Ltd...........................  5,061,367    2,010,490
   *Rakon, Ltd.........................................    438,530      426,698
   *Richina Pacific, Ltd...............................    832,183      242,440
   *Rubicon, Ltd.......................................  2,825,476    2,435,815
    Sanford, Ltd.......................................  1,099,644    4,875,084
   *Tenon, Ltd.........................................    372,153      309,179
    Tourism Holdings, Ltd..............................    870,292      520,162
    Tower, Ltd.........................................  3,229,839    4,909,748
                                                                   ------------
 TOTAL NEW ZEALAND.....................................              38,779,433
                                                                   ------------

 NORWAY -- (1.3%)......................................
   #*Aker ASA..........................................    172,053    5,250,574
    Aktiv Kapital ASA..................................    160,272    1,091,646
   *Birdstep Technology ASA............................     12,811        3,419
   *Blom ASA...........................................    109,405       10,454
    Bonheur ASA........................................    236,200    7,410,003
   *BW Offshore, Ltd. ASA..............................  1,753,648    4,547,401
   *BWG Homes ASA......................................     30,258      141,474
   *Camillo Eitze & Co. ASA............................    145,001      242,404
    Cermaq ASA.........................................    393,977    8,115,424
   *Det Norske Oljeselskap ASA.........................    145,720      916,789
   *Dockwise, Ltd. ASA.................................    140,673    4,077,763
   *DOF ASA............................................    390,565    4,311,289
   *EDB ErgoGroup ASA..................................     94,945      262,372
   #*Eitzen Chemical ASA...............................  3,550,325      603,308
   *Eltek ASA..........................................  2,372,495    3,022,193
    Farstad Shipping ASA...............................    210,347    7,386,612
    Ganger Rolf ASA....................................    402,700   11,514,301
   *Havila Shipping ASA................................     28,300      323,716
   *IOT Holdings ASA...................................    137,172        3,134
    Kongsberg Gruppen ASA..............................     17,267      540,248
   *Kverneland ASA.....................................    461,570      560,671
   #*Norske Skogindustrier ASA Series A................  3,397,443    9,652,632
   *Norwegian Energy Co. ASA...........................    532,636    1,457,966
   *Odfjell ASA Series A...............................    290,316    2,764,147
    Scana Industrier ASA...............................     25,774       36,196
   *Seabird Exploration, Ltd. ASA......................    685,007      354,838
   #*Sevan Marine ASA.................................. 17,470,695   12,333,036
   #*Siem Offshore, Inc. ASA...........................    403,338      937,103
   #Solstad Offshore ASA...............................    359,156    8,764,742
   *Songa Offshore SE..................................  3,457,863   21,127,503
    SpareBanken 1 SMN..................................  1,212,326   12,180,679
   #*TTS Marine ASA....................................     66,874      112,226
   #Wilh Wilhelmsen Holding ASA........................    258,752    7,832,135
                                                                   ------------
 TOTAL NORWAY..........................................             137,888,398
                                                                   ------------

 PORTUGAL -- (0.2%)....................................
   #Banco BPI SA.......................................    791,153    1,422,115
   #Banco Comercial Portugues SA.......................  2,707,585    2,160,180

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CONTINUED


                                                         Shares     Value++
                                                         ------     -----

     PORTUGAL -- (Continued)........................
        Banif SGPS SA...............................  1,608,696 $ 1,667,258
       *Corticeira Amorim SGPS SA...................  2,107,868   3,746,355
       #*Investimentos Participacoes e Gestao SA....  2,095,180     960,025
       #Martifer SGPS SA............................     90,081     190,923
       *Papelaria Fernandes-Industria e Comercia SA.      2,000       7,880
       *ParaRede SGPS SA............................    609,468     244,159
        Sociedade de Investimento e Gestao SGPS SA..    200,288   2,519,676
       *Sonae Capital SGPS SA.......................    273,980     146,269
       #*Sonae Industria SGPS SA....................  1,617,369   3,570,007
       *Sonaecom SGPS SA............................  1,601,638   3,689,890
       *Sumol & Compal SA...........................     55,997     110,857
       *Teixeira Duarte SA..........................      4,876       3,965
                                                                -----------
     TOTAL PORTUGAL.................................             20,439,559
                                                                -----------

     SINGAPORE -- (1.2%)............................
       *AFP Properties, Ltd.........................    109,000      31,240
       *Allgreen Properties, Ltd.................... 23,049,000  22,249,127
       #ASL Marine Holdings, Ltd....................    736,800     374,201
        Beyonics Technology, Ltd....................  1,350,000     198,663
        Bonvests Holdings, Ltd......................  1,338,280   1,133,506
       #Broadway Industrial Group, Ltd..............    597,000     512,675
       *Brothers Holdings, Ltd......................    272,078      41,928
       *Bund Center Investment, Ltd.................  1,001,004     172,095
       *China Auto Corp., Ltd.......................    417,000      10,173
       *China Energy, Ltd...........................  1,095,000     112,150
        China Merchants Holdings Pacific, Ltd.......    997,000     531,702
       *China Sunsine Chemical Holdings, Ltd........    185,000      40,830
       *Chip Eng Seng Corp., Ltd....................  1,420,198     615,244
        Chuan Hup Holdings, Ltd.....................  7,392,000   1,328,646
       #Creative Technology, Ltd....................    911,550   2,591,778
       *Delong Holdings, Ltd........................    602,000     221,313
        EnGro Corp, Ltd.............................    115,500      82,761
       *Excel Machine Tools, Ltd....................    473,000          --
       *Federal International 2000, Ltd.............    800,062      52,200
        GK Goh Holdings, Ltd........................  2,295,000   1,256,401
        GP Batteries International, Ltd.............    259,000     260,824
        GP Industries, Ltd..........................  2,278,808   1,003,537
       *Grand Banks Yachts, Ltd.....................    285,750      93,379
       *Guthrie GTS, Ltd............................    885,000     365,525
        Ho Bee Investment, Ltd......................  4,461,000   5,406,729
       #*Hong Fok Corp., Ltd........................  3,443,000   1,675,942
       #Hotel Grand Central, Ltd....................  2,211,539   1,491,433
        Hotel Properties, Ltd.......................  1,981,500   3,889,296
        Hour Glass, Ltd.............................    793,320     655,230
       #*Huan Hsin Holdings, Ltd....................  1,504,000     265,564
        HupSteel, Ltd...............................     29,000       5,104
        Hwa Hong Corp., Ltd.........................  2,029,000   1,087,547
        InnoTek, Ltd................................  3,434,000   1,700,305
        Isetan (Singapore), Ltd.....................    171,000     468,678
       *Jaya Holdings, Ltd..........................  2,013,000     964,501
       *Jurong Technologies Industrial Corp., Ltd...  3,391,000          --
        K1 Ventures, Ltd............................ 14,253,000   1,747,655
        Kian Ann Engineering, Ltd...................    111,500      19,177
       #Kim Eng Holdings, Ltd.......................    631,147   1,585,354
       *KS Energy Services, Ltd.....................    550,000     445,664
       *Lafe Corp., Ltd.............................    729,200      38,561
       #LC Development, Ltd.........................  2,715,960     377,791
        Lee Kim Tah Holdings, Ltd...................  2,313,000     998,134
        Leeden, Ltd.................................    339,000     116,243
        Lion Asiapac, Ltd...........................  1,023,000     175,513
        Lum Chang Holdings, Ltd.....................  1,291,000     305,870

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
                                                               Shares      Value++
                                                               ------      -----

SINGAPORE -- (Continued)..................................
   Memtech International, Ltd.............................  2,738,000 $    336,493
  #Mercator Lines Singapore, Ltd..........................    689,000      129,642
   Metro Holdings, Ltd....................................  8,665,800    6,162,515
   NSL, Ltd...............................................    717,000      866,722
   Orchard Parade Holdings, Ltd...........................  4,292,625    5,515,799
  *Otto Marine, Ltd.......................................    262,000       49,278
   Pan Pacific Hotels Group, Ltd..........................    873,000    1,320,459
  *Pan-United Corp., Ltd..................................     20,000        8,177
  *Penguin International, Ltd.............................  4,316,250      369,460
   Popular Holdings, Ltd..................................  8,223,250    1,074,727
   PSC Corp., Ltd.........................................  6,729,043    1,457,603
  #QAF, Ltd...............................................  3,525,755    1,885,643
   San Teh, Ltd...........................................  1,017,800      341,801
   Sing Investments & Finance, Ltd........................     84,000      109,738
  #Singapore Land, Ltd....................................  1,469,806    8,600,317
   Singapore Reinsurance Corp., Ltd.......................  3,080,110      780,161
   Singapore Shipping Corp., Ltd..........................  2,095,000      411,845
   Singapura Finance, Ltd.................................    105,000      139,881
  *Sinostar PEC Holdings, Ltd.............................     50,000        6,547
  #*Sinotel Technologies, Ltd.............................  2,036,250      450,601
  *SMB United, Ltd........................................     57,000       11,641
  *Stamford Land Corp., Ltd...............................  4,438,000    2,249,408
   Sunningdale Tech, Ltd..................................  6,441,000      869,781
  #Tat Hong Holdings, Ltd.................................    472,000      322,432
   Thakral Corp., Ltd.....................................  1,130,000       27,550
   Tiong Woon Corp. Holding, Ltd..........................  1,898,000      575,311
  *TT International, Ltd..................................        900           26
   Tuan Sing Holdings, Ltd................................ 15,583,057    4,778,693
  #UMS Holdings, Ltd......................................    242,000      114,825
   United Engineers, Ltd..................................  3,167,666    6,582,686
  *United Fiber System, Ltd...............................    848,000       31,170
   United Industrial Corp., Ltd...........................  4,768,946   11,035,445
   WBL Corp., Ltd.........................................    177,500      544,486
   Wheelock Properties, Ltd...............................  2,359,000    3,588,455
   Wing Tai Holdings, Ltd.................................  7,148,800    9,234,575
   YHI International, Ltd.................................     31,000        8,473
                                                                      ------------
TOTAL SINGAPORE...........................................             126,692,555
                                                                      ------------

SPAIN -- (1.8%)...........................................
   Adolfo Dominguez SA....................................     17,934      234,470
  *Amper SA...............................................      1,310        7,845
  #Banco Pastor SA........................................    404,229    1,952,148
  #Bankinter SA...........................................  4,045,166   30,173,337
  #*Baron de Ley SA.......................................     23,378    1,678,052
  #Caja de Ahorros del Mediterraneo SA....................    293,129    2,104,422
   Campofrio Food Group SA................................     84,191    1,149,213
  #Cementos Portland Valderrivas SA.......................    139,965    3,190,210
  *Cie Automotive SA......................................      1,449       12,797
  *Corporacion Dermoestetica SA...........................     56,542      141,027
   Dinamia Capital Privado Sociedad de Capital Riesgo SA..     48,219      585,506
  *Dogi International Fabrics SA..........................    191,727      181,745
   Ebro Foods SA..........................................    768,754   18,967,554
  *Ercros SA..............................................  1,027,135    1,573,270
  *Espanola del Zinc SA...................................     53,703       83,519
  #Fersa Energias Renovables SA...........................    135,834      260,493
   Fluidra SA.............................................     39,512      166,629
  *Funespana SA...........................................     58,548      620,181
  #*Gamesa Corp Tecnologica SA............................  3,170,307   29,789,777
  #*General de Alquiler de Maquinaria SA..................     13,036       34,731
   Grupo Catalana Occidente SA............................    100,946    2,646,150
  #*Grupo Empresarial Ence SA.............................  3,744,591   15,671,690

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CONTINUED


                                                                  Shares      Value++
                                                                  ------      -----

SPAIN -- (Continued)..........................................
  #*Grupo Ezentis SA.......................................... 1,911,852 $  1,265,933
  *Grupo Tavex SA.............................................   426,325      294,758
   Iberpapel Gestion SA.......................................   105,147    2,337,786
  *Lingotes Especiales SA.....................................     5,055       27,364
   Miquel y Costas & Miquel SA................................    21,841      728,842
  *Natra SA...................................................    28,939       74,972
  *Natraceutical SA...........................................    52,856       26,910
  #*NH Hoteles SA............................................. 3,070,992   25,920,675
  *Nicolas Correa SA..........................................   112,776      355,958
  #Papeles y Cartones de Europa SA............................   414,063    2,538,861
  #Pescanova SA...............................................   190,253    7,914,052
  #*Promotora de Informaciones SA............................. 2,968,874    8,398,205
  #*Quabit Inmobiliaria SA....................................   509,453      126,088
  *Realia Business SA.........................................   518,596    1,356,497
  #*Sacyr Vallehermoso SA.....................................   367,175    4,636,983
  *Service Point Solutions SA (B07NKR8).......................   724,536      481,411
  *Service Point Solutions SA (B3WDD75).......................   175,908      116,985
  #*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA.   527,378    1,276,066
  #Sol Melia SA...............................................   814,450   10,618,362
  #Solaria Energia y Medio Ambiente SA........................   837,432    2,772,501
  #*SOS Corp. Alimentaria SA..................................   844,175      800,657
   Telecomunicaciones y Energia SA............................    27,445       89,408
  #*Tubacex SA................................................    70,296      301,077
   Unipapel SA................................................   136,077    2,539,166
  *Vertice Trescientos Sesenta Grados SA......................    12,530        4,305
   Vidrala SA.................................................     2,122       68,227
   Viscofan SA................................................    30,026    1,323,709
  *Vocento SA.................................................    14,029       74,111
                                                                         ------------
TOTAL SPAIN...................................................            187,694,635
                                                                         ------------

SWEDEN -- (2.8%)..............................................
  #Acando AB..................................................   821,474    2,202,286
  *AddNode AB.................................................     1,267        7,837
  #AF AB......................................................    44,119      981,934
  *Anoto Group AB.............................................   295,528      242,183
  #B&B Tools AB...............................................    13,375      254,507
   Beijer Alma AB.............................................    59,612    1,383,629
   Bilia AB Series A..........................................   268,247    6,896,688
  #Billerud AB................................................ 2,337,226   28,440,700
  *BioPhausia AB..............................................   130,227       34,298
  #Biotage AB.................................................   914,224    1,001,590
  #Boliden AB................................................. 1,408,855   31,777,238
   Bong Ljungdahl AB..........................................    64,100      341,337
  #*Bure Equity AB............................................   539,494    3,063,051
  #Cantena AB.................................................   109,825    2,340,735
  *Catella AB (4770741).......................................   398,815      924,412
  *Catella AB (4770752).......................................    10,751       24,459
   Cloetta AB.................................................    35,712      214,861
  #Concordia Maritime AB Series B.............................   374,532    1,121,736
   Consilium AB Series B......................................     8,000       26,467
  *CyberCom Group AB..........................................    71,190      244,455
  #Duni AB....................................................    23,377      259,525
  #*East Capital Explorer AB..................................    93,674    1,244,181
  *Elos AB....................................................    29,400      311,500
   Enea AB....................................................     5,800       51,127
  #*Enea AB Redemption Shares.................................     5,800        4,780
  *Eniro AB...................................................   279,862    1,058,669
  *Forshem Group AB Series B..................................    10,128       30,866
   G & L Beijer AB Series B...................................    96,154    4,515,589
  *Geveko AB..................................................    21,612       41,800
  *Global Health Partner AB...................................     5,149       10,019

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CONTINUED


                                                        Shares      Value++
                                                        ------      -----

     SWEDEN -- (Continued)..........................
       #*Gunnebo AB.................................    33,213 $    235,485
       *Haldex AB...................................   793,208   13,987,777
        Hexpol AB...................................     4,276      110,745
       #Holmen AB...................................   961,774   35,492,447
        Industrial & Financial Systems AB Series B..    94,426    1,937,166
        Intellecta AB Series B......................    21,741      169,272
       *KNOW IT AB..................................     7,965      117,047
        Lagercrantz Group AB Series B...............   233,635    2,435,674
       #Lammhults Design Group AB...................    78,200      425,290
        Meda AB Series A............................   885,337    9,379,428
       *Micronic Mydata AB..........................   968,450    2,500,871
        NCC AB Series A.............................     2,136       57,171
        NCC AB Series B.............................   830,688   22,213,927
       #New Wave Group AB Series B..................   527,046    4,340,364
       *Nobia AB....................................    44,097      351,745
       #Nolato AB Series B..........................   121,040    1,458,600
       *Observer AB.................................    37,763       34,974
       #OEM International AB Series B...............    27,782      299,358
       *Opcon AB....................................     5,487       16,406
       #*ORC Software AB............................    17,307      277,922
       *Pa Resources AB............................. 3,873,294    2,852,406
       *Partnertech AB..............................    36,982      219,077
        Peab AB Series B............................    21,848      202,175
       #*Pricer AB.................................. 2,524,578      634,630
        ProAct IT Group AB..........................   105,573    2,531,115
       *Profilgruppen AB............................    25,600      207,133
       #*Rederi AB Transatlantic....................   482,452    2,080,101
       #*RNB Retail & Brands AB..................... 1,616,801    1,712,754
       #*Rottneros AB............................... 1,121,726      880,396
        Saab AB.....................................   297,727    6,725,552
       #*SAS AB.....................................   450,873    1,500,173
       *Semcon AB...................................    13,958      117,238
       *Studsvik AB.................................    42,884      444,101
       #*Swedish Orphan Biovitrum AB................    78,837      327,730
       #Trelleborg AB Series B...................... 6,786,568   82,129,373
                                                               ------------
     TOTAL SWEDEN...................................            287,458,082
                                                               ------------

     SWITZERLAND -- (4.8%)..........................
       #Acino Holding AG............................    32,117    3,089,260
       *AFG Arbonia-Forster Holding AG..............   144,645    5,977,869
       #Allreal Holding AG..........................   122,225   20,065,601
        ALSO-Actebis Holding AG.....................     9,450      557,901
       *Austriamicrosystems AG......................    20,013    1,136,368
        Baloise Holding AG..........................   233,596   25,853,519
       *Bank Coop AG................................    13,000    1,009,889
        Banque Cantonale de Geneve SA...............    12,618    3,415,070
        Banque Cantonale du Jura SA.................     8,000      573,127
        Banque Cantonale Vaudoise AG................     7,415    4,559,060
        Bell AG.....................................        20       51,358
        Bellevue Group AG...........................    15,946      503,101
       *Bobst Group AG..............................   178,737    8,663,746
       *Bossard Holding AG..........................    12,862    2,238,736
        Bucher Industries AG........................    38,632    9,423,707
        Calida Holding AG...........................     3,720      134,517
        Carlo Gavazzi Holding AG....................     7,890    1,878,853
        Cham Paper Holding AG.......................    12,545    3,149,469
       *Charles Voegele Holding AG..................   150,465   12,024,247
       *Cicor Technologies, Ltd. AG.................     4,183      209,869
       *Clariant AG................................. 2,390,569   49,628,051
        Coltene Holding AG..........................    68,478    4,204,979
        Conzzeta AG.................................     3,818   11,483,580

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
                                                              Shares      Value++
                                                              ------      -----

SWITZERLAND -- (Continued)................................
   Daetwyler Holding AG...................................   159,139 $ 15,634,359
  #EFG International AG...................................   437,093    6,527,021
   EGL AG.................................................        13       10,892
   Emmi AG................................................    39,021    9,706,635
   Energiedienst Holding AG...............................       160       11,092
   Escor Casino & Entertainment AG........................     4,000       87,896
  *Feintol International Holding AG.......................     6,555    2,465,889
   Flughafen Zuerich AG...................................    50,110   22,080,425
   Forbo Holding AG.......................................    27,558   22,550,786
  *GAM Holding AG......................................... 1,144,477   22,557,751
  *George Fisher AG.......................................    49,178   32,154,897
   Gurit Holding AG.......................................     9,904    7,727,322
   Helvetia Holding AG....................................   106,929   50,204,609
  *Implenia AG............................................   266,195    9,655,103
   Intershop Holding AG...................................    11,938    4,236,302
  *Jungfraubahn Holding AG................................       122        8,066
  *Kardex AG..............................................    55,699    1,623,171
  *Komax Holding AG.......................................     3,014      375,953
  *LEM Holding SA.........................................       842      582,707
  *Liechtensteinische Landesbank AG.......................        13        1,143
  *Micronas Semiconductor Holding AG......................   398,761    3,811,135
  *Mikron Holding AG......................................    40,079      377,566
   Mobimo Holding AG......................................    23,105    5,592,899
  #*Norinvest Holding SA..................................    29,250      130,326
  *OC Oerlikon Corp. AG...................................   337,294    2,963,277
  #*Orascom Development Holding AG........................       942       40,113
  *Petroplus Holdings AG.................................. 1,040,705   15,597,360
  *Precious Woods Holding AG..............................       765       16,540
  *PubliGroupe SA.........................................     3,477      612,164
   Romande Energie Holding SA.............................     3,903    7,486,327
  #*Schmolz & Bickenbach AG...............................   222,475    2,645,753
  #Schweiter Technologies AG..............................       164      129,101
   Schweizerische National-Versicherungs-Gesellschaft AG..   382,940   16,466,544
  *Siegfried Holding AG...................................    26,754    3,244,478
   St. Galler Kantonalbank AG.............................     6,370    3,570,969
   Swiss Life Holding AG..................................   107,939   19,708,099
   Swisslog Holding AG....................................   613,925      624,844
  *Swissmetal Holding AG..................................   116,281      845,189
   Tamedia AG.............................................       569       93,489
  *Tornos Holding AG......................................    42,110      678,045
  *Uster Technologies AG..................................     3,686      149,295
   Valartis Group AG......................................     4,409      105,745
  #Valiant Holding AG.....................................     3,481      494,952
   Valora Holding AG......................................    34,635   11,826,003
   Vaudoise Assurances Holding SA.........................    21,231    6,947,741
   Verwaltungs und Privat-Bank AG.........................    17,572    2,325,323
  *Vetropack Holding AG...................................       190      416,053
   Winterthur Technologie AG..............................     4,767      342,162
   WMH Walter Meier Holding AG............................        53       14,530
  #Ypsomed Holdings AG....................................       768       50,548
  *Zueblin Immobilien Holding AG..........................   206,376      930,498
                                                                     ------------
TOTAL SWITZERLAND.........................................            486,270,964
                                                                     ------------

UNITED KINGDOM -- (15.7%).................................
   Acal P.L.C.............................................   327,161    1,801,277
   Aga Rangemaster Group P.L.C............................ 2,117,242    4,363,892
  *Alexandra P.L.C........................................   383,995           --
   Alumasc Group P.L.C....................................   597,030    1,642,130
  *Amberley Group P.L.C...................................    71,000        2,965
   Amlin P.L.C............................................ 9,801,581   68,556,359
   Anglo Pacific Group P.L.C.............................. 1,201,311    6,355,805

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                     Shares     Value++
                                                     ------     -----

        UNITED KINGDOM -- (Continued)...........
           Anglo-Eastern Plantations P.L.C......    237,025 $ 3,063,511
           Arena Leisure P.L.C..................    645,000     326,509
           Ashtead Group P.L.C.................. 12,335,561  41,763,815
          *Assura Group, Ltd. P.L.C.............     42,159      33,111
          *Autologic Holdings P.L.C.............    455,119     174,847
           Avesco Group P.L.C...................     84,124     135,059
          *Barratt Developments P.L.C........... 12,757,240  23,868,980
           BBA Aviation P.L.C...................  2,774,812  10,086,982
           Beazley P.L.C........................ 12,220,351  26,809,267
          *Bede P.L.C...........................    283,000          --
           Bellway P.L.C........................  3,481,205  41,217,610
           Berendsen P.L.C......................  1,301,429  11,315,957
          *Berkeley Group Holdings P.L.C. (The).    970,451  17,217,368
           Bloomsbury Publishing P.L.C..........     49,363     111,519
           Bodycote P.L.C.......................  5,826,032  37,957,217
           Bovis Homes Group P.L.C..............  4,184,856  30,847,536
           British Polythene Industries P.L.C...    375,113   1,815,088
          *BTG P.L.C............................    378,757   1,575,606
           Cable & Wireless Worldwide P.L.C.....  2,007,899   1,615,640
           Camellia P.L.C.......................      2,583     413,125
          *Capital & Regional P.L.C.............  6,223,360   4,020,464
           Carclo P.L.C.........................    633,347   3,192,164
           Carillion P.L.C......................  1,581,727  10,381,287
           Carr's Milling Industries P.L.C......     81,009     987,673
           Castings P.L.C.......................    485,190   2,329,333
           Catlin Group, Ltd. P.L.C.............  8,969,846  59,310,615
           Centaur Media P.L.C..................    100,392      88,671
          #*Central Rand Gold, Ltd. P.L.C.......    241,502       4,952
          *Chaucer Holdings P.L.C...............    884,818     816,289
           Chesnara P.L.C.......................     63,185     268,453
           Chime Communications P.L.C...........     13,513      60,591
           City of London Group P.L.C...........     36,250      53,618
          *Clinton Cards P.L.C..................  3,695,504   1,070,063
           Close Brothers Group P.L.C...........  1,989,218  26,985,927
           Collins Stewart P.L.C................  2,314,335   3,273,258
          *Colt Group SA........................  5,096,254  12,820,637
           Communisis P.L.C.....................  2,518,911   1,354,843
           Computacenter P.L.C..................  2,119,138  16,294,856
          *Cookson Group P.L.C..................  4,807,085  57,670,897
          *Cosalt P.L.C.........................  1,039,426      65,501
          *Creightons P.L.C.....................    250,000      10,481
           Creston P.L.C........................    110,127     178,470
          *CSR P.L.C............................  1,328,012   8,310,021
           Daejan Holdings P.L.C................     80,603   3,642,148
           Dairy Crest Group P.L.C..............    682,217   4,579,997
           Dart Group P.L.C.....................    325,672     461,472
           Development Securities P.L.C.........  2,386,410   8,659,542
           Dialight P.L.C.......................    189,264   2,469,406
          #*Dixons Retail P.L.C................. 44,960,340  10,844,257
          *Drax Group P.L.C.....................    447,147   3,293,319
           DS Smith P.L.C....................... 12,895,987  46,743,560
          *easyJet P.L.C........................  3,203,194  18,691,020
           Electronic Data Processing P.L.C.....     28,124      22,703
           Elementis P.L.C...................... 10,567,819  29,151,419
          *Enterprise Inns P.L.C................  7,351,077  11,737,667
           Evolution Group P.L.C................    747,481     892,921
           F&C Asset Management P.L.C...........  9,270,327  12,340,270
           Fiberweb P.L.C.......................    354,119     443,678
           Filtronic P.L.C......................  1,323,456     616,149
           French Connection Group P.L.C........    511,770     881,478
           Fuller Smith & Turner P.L.C..........    373,727   4,051,400

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                           ------     -----

  UNITED KINGDOM -- (Continued).......................
     Future P.L.C.....................................  1,768,908 $   578,673
     Galliford Try P.L.C..............................    394,904   2,735,318
     Game Group P.L.C.................................  1,487,926   1,320,390
    *Gem Diamonds, Ltd................................  1,630,949   7,843,234
     Greene King P.L.C................................  5,490,066  44,989,536
     Hampson Industries P.L.C.........................    729,956     321,606
    *Hansen Transmissions International NV............    942,359     782,122
    *Hardy Oil & Gas P.L.C............................     35,736     132,530
    *Hardy Underwriting Group P.L.C...................    897,958   4,264,773
     Harvard International P.L.C......................    492,775     215,768
     Harvey Nash Group P.L.C..........................    667,151     806,260
    *Hawtin P.L.C.....................................    150,000       2,067
     Haynes Publishing Group P.L.C....................     25,591     105,592
     Helical Bar P.L.C................................  2,706,283  11,822,203
     Henry Boot P.L.C.................................  1,137,852   2,320,100
    *Heywood Williams Group P.L.C.....................    913,873          --
     Hiscox, Ltd. P.L.C............................... 10,648,017  73,489,439
     HMV Group P.L.C..................................    103,731      18,650
     Home Retail Group P.L.C..........................  5,629,009  20,777,082
     HR Owen P.L.C....................................    117,528     183,483
     Hunting P.L.C....................................    238,493   3,228,703
     Huntsworth P.L.C.................................  2,285,724   2,658,671
    *Inchcape P.L.C...................................  4,442,939  27,121,730
    *Innovation Group P.L.C...........................    921,773     266,361
     Intermediate Capital Group P.L.C.................  2,431,543  13,447,001
    *International Consolidated Airlines Group P.L.C..  1,520,826   6,050,990
    *International Ferro Metals, Ltd..................    923,543     372,923
     Interserve P.L.C.................................    406,003   1,908,601
    *Inveresk P.L.C...................................    756,409      20,847
    *IP Group P.L.C...................................    361,940     310,960
    #*JJB Sports P.L.C................................  1,129,590     490,568
     JKX Oil & Gas P.L.C..............................     11,475      58,878
    #*Johnston Press P.L.C............................  9,782,090   1,303,192
     Keller Group P.L.C...............................    110,620   1,219,011
     Laird P.L.C......................................  2,069,934   4,876,418
     Lancashire Holdings, Ltd. P.L.C..................    844,562   9,128,049
     Lavendon Group P.L.C.............................  1,789,699   2,921,945
     Logica P.L.C..................................... 15,376,104  34,834,857
     Low & Bonar P.L.C................................  3,262,593   3,350,866
    *Luminar Group Holdings P.L.C.....................  1,537,829     244,786
     Macfarlane Group P.L.C...........................  1,730,981     796,348
     Management Consulting Group P.L.C................  2,845,365   1,748,362
     Marshalls P.L.C..................................  1,337,961   2,718,087
     Marston's P.L.C..................................  8,387,774  15,213,990
    *Mecom Group P.L.C................................     80,515     419,294
     Meggitt P.L.C.................................... 12,486,050  75,124,743
     Melrose P.L.C....................................  1,261,172   7,473,006
     Melrose Resources P.L.C..........................     68,991     319,979
    *Mid-States P.L.C.................................     50,000       1,253
     Millennium & Copthorne Hotels P.L.C..............  5,091,746  45,031,189
    *Minerva P.L.C....................................  3,452,053   5,356,401
    *Misys P.L.C......................................    501,224   2,643,704
    *Mitchells & Butlers P.L.C........................  3,638,318  20,050,318
    *MJ Gleeson Group P.L.C...........................    645,704   1,191,606
     Molins P.L.C.....................................     73,533     116,056
     Mondi P.L.C......................................  7,958,099  79,094,767
     Morgan Sindall P.L.C.............................     34,705     402,526
     MS International P.L.C...........................    119,401     417,722
    *MWB Group Holdings P.L.C.........................  1,659,493   1,145,490
    *National Express Group P.L.C.....................     42,674     187,884
     Northamber P.L.C.................................    152,685     152,774

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      Shares     Value++
                                                      ------     -----

        UNITED KINGDOM -- (Continued)............
          *Northgate P.L.C.......................  1,741,321 $ 9,954,333
           Novae Group P.L.C.....................    552,187   3,505,276
          *NXT P.L.C.............................     73,200       4,721
           Panther Securities P.L.C..............     45,000     292,416
          *Pendragon P.L.C.......................  5,057,503   1,992,120
           Persimmon P.L.C.......................  7,337,098  59,353,298
          *Phoenix IT Group, Ltd. P.L.C..........        701       2,513
           Photo-Me International P.L.C..........      8,474       6,359
           Pinewood Shepperton P.L.C.............    358,476   1,264,631
          *Pinnacle Staffing Group P.L.C.........    903,519      11,393
           Porvair P.L.C.........................    484,144     905,197
          *Premier Foods P.L.C................... 44,651,170  24,007,165
           Psion P.L.C...........................  2,215,016   3,758,438
          *Punch Taverns P.L.C...................  8,034,098  10,569,626
           PV Crystalox Solar P.L.C..............    528,282     476,891
          *Quintain Estates & Development P.L.C..  6,203,630   4,827,766
          *Redrow P.L.C..........................  5,312,349  11,632,267
          *Renold P.L.C..........................  1,287,101     808,257
          *Renovo Group P.L.C....................    222,886      58,730
           Robert Wiseman Dairies P.L.C..........     10,335      54,507
           ROK P.L.C.............................     35,945          --
           RPS Group P.L.C.......................    177,332     678,040
          *Rutland Trust P.L.C...................     89,181          --
           S&U P.L.C.............................      7,000      82,947
          *Safeland P.L.C........................     50,000      10,231
          *Salamander Energy P.L.C...............    775,107   3,912,498
           Senior P.L.C..........................     78,577     200,768
           Severfield-Rowen P.L.C................     62,711     258,434
           Shanks Group P.L.C....................  1,997,916   4,026,416
          *SIG P.L.C.............................  7,252,458  17,027,818
           Smart (J) & Co. (Contractors) P.L.C...     18,263     126,258
          *Southern Cross Healthcare P.L.C.......      5,854       1,054
           Speedy Hire P.L.C.....................    743,294     388,578
          *Sportech P.L.C........................    115,311      84,621
           St. Ives Group P.L.C..................  2,516,218   4,252,412
           St. Modwen Properties P.L.C...........  3,220,153   9,155,574
          *Stolt-Nielsen, Ltd. P.L.C.............      1,637      39,643
          *Stylo P.L.C...........................      5,293         420
           Synergy Health P.L.C..................      3,211      45,400
           TalkTalk Telecom Group P.L.C..........  1,441,779   3,350,633
          *Tandem Group P.L.C. Non-Voting Shares.    472,000          --
          *Taylor Wimpey P.L.C................... 57,929,451  37,855,708
           Thomas Cook Group P.L.C............... 12,134,733  34,817,238
           Travis Perkins P.L.C..................  4,262,775  76,778,817
           Treatt P.L.C..........................     38,663     271,055
          *Trifast P.L.C.........................    875,171     720,488
          *Trinity Mirror P.L.C..................  8,578,803   6,957,408
           TT electronics P.L.C..................  2,344,883   7,014,011
           TUI Travel P.L.C......................  1,059,053   4,247,058
          *UK Coal P.L.C.........................  3,484,344   2,358,221
           Umeco P.L.C...........................    317,217   2,570,948
          *Vectura Group P.L.C...................     46,261      51,587
           Vislink P.L.C.........................    380,713     121,982
           Vp P.L.C..............................    315,426   1,269,625
          *Wagon P.L.C...........................    825,228      17,230
           William Hill P.L.C....................    137,512     514,078
          *William Ransom & Son Holding P.L.C....     65,000       2,986
          *Wolfson Microelectronics P.L.C........     16,611      66,056
           WSP Group P.L.C.......................    154,095     922,894
          *Xchanging P.L.C.......................    773,095   1,034,674
          #*Yell Group P.L.C..................... 27,916,565   3,326,024

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                           Shares        Value++
                                                                                                           ------        -----
UNITED KINGDOM -- (Continued)..........................................................................
   Zotefoams P.L.C.....................................................................................   196,330 $      495,380
                                                                                                                  --------------
TOTAL UNITED KINGDOM...................................................................................            1,606,813,444
                                                                                                                  --------------
TOTAL COMMON STOCKS....................................................................................            9,184,080,638
                                                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)..............................................................................
BELGIUM -- (0.0%)......................................................................................
  #*Agfa-Gevaert NV STRIP VVPR.........................................................................   640,796          1,898
  *Tessenderlo Chemie NV STRIP VVPR....................................................................    23,389         18,361
                                                                                                                  --------------
TOTAL BELGIUM..........................................................................................                   20,259
                                                                                                                  --------------

DENMARK -- (0.0%)......................................................................................
  *Ostjydsk Bank A.S. Rights 05/12/11..................................................................        78            263
                                                                                                                  --------------

GREECE -- (0.0%).......................................................................................
  *Anek Lines S.A. Rights 03/18/11.....................................................................   980,810         14,527
                                                                                                                  --------------
ITALY -- (0.0%)........................................................................................
  *Intek SpA Warrants 12/30/11.........................................................................   262,971          8,958
  *KME Group SpA Warrants 12/30/11.....................................................................   388,285          6,614
                                                                                                                  --------------
TOTAL ITALY............................................................................................                   15,572
                                                                                                                  --------------

PORTUGAL -- (0.0%).....................................................................................
  *Banco Comercial Portugues SA Rights 05/05/11........................................................ 1,485,609         50,610
                                                                                                                  --------------

SPAIN -- (0.0%)........................................................................................
  *Banco Pastor SA Rights 05/12/11 (B3STYH4)...........................................................   380,964          5,643
  #*Banco Pastor SA Rights 05/12/11 (B5QGL92)..........................................................   404,229         42,509
  #*Bankinter SA Rights 04/15/11.......................................................................   137,700          2,243
                                                                                                                  --------------
TOTAL SPAIN............................................................................................                   50,395
                                                                                                                  --------------

SWITZERLAND -- (0.0%)..................................................................................
  *Schmolz & Bickenbach AG Rights 04/28/11.............................................................   222,475          2,572
                                                                                                                  --------------
UNITED KINGDOM -- (0.0%)...............................................................................
  #*Management Consulting Group P.L.C. Warrants 12/31/11...............................................   131,680         32,443
  *SFI Holdings, Ltd. Litigation Certificate...........................................................    79,000             --
  *Ultraframe P.L.C. Litigation Notes..................................................................   160,022             --
                                                                                                                  --------------
TOTAL UNITED KINGDOM...................................................................................                   32,443
                                                                                                                  --------------
TOTAL RIGHTS/WARRANTS..................................................................................                  186,641
                                                                                                                  --------------

                                                                                                             Face
                                                                                                           Amount         Value+
                                                                                                           ------         -----
                                                                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...................................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $14,260,000 FNMA
   2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228                               $14,399     14,399,000
                                                                                                                  --------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED



                                                                                                       Shares/
                                                                                                          Face
                                                                                                        Amount          Value+
                                                                                                        ------          -----
                                                                                                         (000)
SECURITIES LENDING COLLATERAL -- (10.1%)........................................................
(S)@DFA Short Term Investment Fund.............................................................. 1,027,360,170   1,027,360,170
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,496,682)## to be repurchased at $1,467,340         $1,467       1,467,335
                                                                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................................                 1,028,827,505
                                                                                                               ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,260,297,229)..........................................................................               $10,227,493,784
                                                                                                               ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares  Value++
                                                         ------  -----

       COMMON STOCKS -- (85.1%)........................
       AUSTRALIA -- (5.6%).............................
          Acrux, Ltd...................................  10,507 $ 40,319
         *Adamus Resources, Ltd........................  13,244    9,905
          Adelaide Brighton, Ltd.......................  37,364  129,673
         *Aditya Birla Minerals, Ltd...................  33,991   67,528
         #*AED Oil, Ltd................................  28,704    7,391
         *AJ Lucas Group, Ltd..........................   9,790   18,229
         #Alesco Corp., Ltd............................  16,733   59,917
         #*Alkane Resources, Ltd.......................  29,642   73,313
         *Allied Gold, Ltd.............................  36,064   21,447
          Alumina, Ltd................................. 185,998  465,834
          Alumina, Ltd. Sponsored ADR..................     900    9,072
          Amalgamated Holdings, Ltd....................  13,550   89,410
          Amcom Telecommunications, Ltd................ 114,685   45,910
          Amcor, Ltd...................................  80,960  622,306
          AMP, Ltd.....................................  20,390  122,652
          Ansell, Ltd..................................   8,831  135,097
          APA Group, Ltd...............................   5,681   26,522
         #APN News & Media, Ltd........................  57,354   99,053
         #*Aquila Resources, Ltd.......................  11,009  110,130
         #*Arafura Resources, Ltd......................  38,502   49,729
          ARB Corp., Ltd...............................   1,871   16,943
         #Aristocrat Leisure, Ltd......................   3,016    8,689
          Asciano Group, Ltd........................... 183,551  333,227
          ASX, Ltd.....................................     993   35,018
         *Atlas Iron, Ltd..............................  36,473  140,850
         *Aurora Oil & Gas, Ltd........................  37,780  110,373
          Ausdrill, Ltd................................  18,915   69,939
         #*Ausenco, Ltd................................   9,648   30,628
         *Austal, Ltd..................................  16,665   56,712
         *Austar United Communications, Ltd............  14,800   20,183
          Austbrokers Holdings, Ltd....................   4,423   30,561
          Austin Engineering, Ltd......................   1,449    7,743
          Australia & New Zealand Banking Group, Ltd...  30,566  814,192
         *Australian Agricultural Co., Ltd.............  38,078   66,271
          Australian Infrastructure Fund...............  10,912   22,695
          Australian Pharmaceutical Industries, Ltd....  45,997   15,904
         *Australian Worldwide Exploration, Ltd........  64,337  110,108
          Automotive Holdings Group NL.................  27,393   81,611
         #Bank of Queensland, Ltd......................  23,347  252,630
         #*Bannerman Resources, Ltd....................  44,013   16,344
         *BC Iron, Ltd.................................  14,185   44,523
          Beach Petroleum, Ltd.........................  88,420   93,274
          Bendigo Bank, Ltd............................  36,153  371,021
          Bendigo Mining, Ltd..........................  19,146    2,081
         *Billabong International, Ltd.................   6,552   48,723
         *Biota Holdings, Ltd..........................   8,274   10,897
          Blackmores, Ltd..............................   1,487   49,096
         #BlueScope Steel, Ltd......................... 209,096  398,269
         *BMA Gold, Ltd................................  39,297   18,162
          Boart Longyear, Ltd..........................  16,731   83,808
         #Boral, Ltd...................................  82,820  447,328
         *Bow Energy, Ltd..............................  42,821   41,949
          Bradken, Ltd.................................  23,267  203,617
          Brambles, Ltd................................   4,538   33,610
          Brickworks, Ltd..............................  13,303  152,881
         *Brockman Resources, Ltd......................  13,528   75,919
          BT Investment Management, Ltd................   7,462   22,128
          Cabcharge Australia, Ltd.....................  14,898   89,619

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CONTINUED

                                                        Shares  Value++
                                                        ------  -----

        AUSTRALIA -- (Continued)......................
           Caltex Australia, Ltd......................  13,267 $206,759
          #Campbell Brothers, Ltd.....................   4,280  212,775
           Cape Lambert Iron Ore, Ltd.................  16,853    9,271
          *Cardno, Ltd................................  15,696   99,674
          *Carnarvon Petroleum, Ltd...................  82,835   22,743
          #*Carrick Gold, Ltd.........................  29,203   18,315
           Cash Converters International, Ltd.........  58,715   53,155
          *Catalpa Resources, Ltd.....................  10,165   16,228
           Cellestis, Ltd.............................     830    3,085
          #Centrebet International, Ltd...............   6,648   11,620
          #*Ceramic Fuel Cells, Ltd................... 223,318   28,202
           Challenger Financial Services Group, Ltd...  61,701  327,240
          #*ChemGenex Pharmaceuticals, Ltd............   6,633    4,838
          *Citigold Corp., Ltd........................ 276,985   26,437
           Clough, Ltd................................  36,846   31,930
          *Coal of Africa, Ltd........................  24,372   32,743
           Coca-Cola Amatil, Ltd......................   2,084   27,316
           Cochlear, Ltd..............................     344   30,413
          *Cockatoo Coal, Ltd......................... 171,277   93,163
           Coffey International, Ltd..................  29,806   22,263
           Commonwealth Bank of Australia.............   4,985  294,277
           Computershare, Ltd.........................   2,045   21,761
           ConnectEast Group, Ltd..................... 276,756  142,767
          *Conquest Mining, Ltd.......................  46,436   28,376
          *Cooper Energy, Ltd.........................  24,369   10,551
           Count Financial, Ltd.......................   1,721    2,172
           Crown, Ltd.................................  19,419  180,125
          #CSG, Ltd. (B1VVW79)........................  31,180   36,978
          *CSG, Ltd. (B1VVWRR)........................   4,659    5,522
           CSR, Ltd...................................  44,694  147,342
          #*CuDeco, Ltd...............................  10,487   39,575
          *Cue Energy Resources, Ltd..................  31,448   11,747
          #*Customers, Ltd............................  15,665   23,575
          *Dart Energy, Ltd. NL (B43GFM9).............   2,960    2,457
          *Dart Energy, Ltd. NL (B43GFRR).............     673      561
          #David Jones, Ltd...........................  43,855  224,609
          *Decmil Group, Ltd..........................  17,419   60,085
          *Deep Yellow, Ltd........................... 245,896   50,775
           Devine, Ltd................................  11,884    3,520
          *Discovery Metals, Ltd......................  44,635   62,292
           Domino's Pizza Enterprises, Ltd............   5,839   41,799
           Downer EDI, Ltd............................  51,109  208,061
           DUET Group, Ltd............................  77,004  143,715
           DuluxGroup, Ltd............................   5,240   15,950
          #*Eastern Star Gas, Ltd.....................  38,563   32,215
          #*Elders, Ltd...............................  82,880   46,495
           Emeco Holdings, Ltd........................  65,076   78,413
           Energy Resources of Australia, Ltd.........   1,888   11,274
          #*Energy World Corp., Ltd................... 182,440   99,255
           Envestra, Ltd..............................  45,185   31,707
          #Fairfax Media, Ltd......................... 242,028  351,089
          #FKP Property Group, Ltd.................... 107,051   91,717
           Fleetwood Corp., Ltd.......................   9,594  117,252
          #*Fletcher Building, Ltd....................  11,960   88,468
           FlexiGroup, Ltd............................  53,751  131,041
          #Flight Centre, Ltd.........................   4,333  112,148
          *Flinders Mines, Ltd........................ 166,864   29,383
           Forge Group, Ltd...........................   9,306   61,641
           Foster's Group, Ltd........................  13,026   80,394
          #*Galaxy Resources, Ltd.....................  27,275   32,318
          *Geodynamics, Ltd...........................  15,716    4,914

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CONTINUED

                                                       Shares  Value++
                                                       ------  -----

         AUSTRALIA -- (Continued)....................
           *Gloucester Coal, Ltd.....................     873 $  9,890
            Goodman Fielder, Ltd..................... 225,250  265,833
            Graincorp, Ltd. Series A.................  26,423  227,115
           *Grange Resources, Ltd.................... 122,656   88,661
            GUD Holdings, Ltd........................  13,810  142,302
           *Gujarat NRE Coking Coal, Ltd.............   4,406    2,826
           #*Gunns, Ltd..............................  75,334   43,562
            GWA Group, Ltd...........................  23,130   81,247
           #Harvey Norman Holdings, Ltd..............  58,789  173,192
            Hastie Group, Ltd........................  57,152   11,923
           #*HFA Holdings, Ltd.......................  14,027   20,322
           #*Highlands Pacific, Ltd.................. 116,035   42,780
           *Hillgrove Resources, Ltd.................  17,592    6,188
            Hills Holdings, Ltd......................  28,702   49,561
           #*Horizon Oil, Ltd........................  99,901   43,386
            iiNet, Ltd...............................  12,619   37,450
            Iluka Resources, Ltd.....................  34,506  474,782
            Imdex, Ltd...............................  12,503   28,672
            IMF Australia, Ltd.......................   8,123   15,279
           #Incitec Pivot, Ltd....................... 125,504  519,426
            Independence Group NL....................  20,109  148,423
            Industrea, Ltd...........................  12,913   21,170
           #Infigen Energy, Ltd......................  85,532   41,907
            Insurance Australia Group, Ltd...........  63,437  248,716
           #*Integra Mining, Ltd.....................  81,322   42,579
           *Intrepid Mines, Ltd......................  28,573   57,461
            Invocare, Ltd............................   3,399   25,614
            IOOF Holdings, Ltd.......................  24,480  192,664
            Iress Market Technology, Ltd.............  11,470  115,178
           *Iron Ore Holdings, Ltd...................  11,976   21,151
           #*iSOFT Group, Ltd........................  57,661    9,508
           #*James Hardie Industries SE..............   2,812   18,283
           *James Hardie Industries SE Sponsored ADR.     100    3,179
           #JB Hi-Fi, Ltd............................   4,917  102,221
           *Jetset Travelworld, Ltd..................  13,926   12,377
            K&S Corp., Ltd...........................   1,932    3,605
           *Kagara, Ltd..............................  52,508   34,177
           *Karoon Gas Australia, Ltd................   4,581   33,313
            Kingsgate Consolidated, Ltd..............  12,257  104,539
           #Leighton Holdings, Ltd. (6511227)........   1,639   43,665
           *Leighton Holdings, Ltd. (B66PFQ1)........      59    1,570
            Lend Lease Group NL......................  39,260  375,433
            Linc Energy, Ltd.........................  28,947   86,837
           *Liquefied Natural Gas, Ltd...............  42,161   23,880
           #*Lynas Corp., Ltd........................ 229,932  529,916
            Macarthur Coal, Ltd......................  12,934  165,112
            MacMahon Holdings, Ltd................... 111,175   64,169
            Macquarie Group, Ltd.....................  21,994  850,309
           *Mantra Resources, Ltd....................     363    2,692
            MAP Group, Ltd...........................  13,271   43,015
            McMillan Shakespeare, Ltd................   9,454   98,657
            McPherson's, Ltd.........................  15,732   57,299
            Medusa Mining, Ltd.......................  10,716   94,806
            Melbourne IT, Ltd........................  24,889   51,392
           #*MEO Australia, Ltd...................... 109,016   24,576
            Mermaid Marine Australia, Ltd............  15,886   54,148
           #*Mesoblast, Ltd..........................   3,743   33,480
           #*Metals X, Ltd...........................  38,119   12,222
            Metcash, Ltd.............................  22,029   98,136
           *Metgasco, Ltd............................  12,137    4,273
            Minara Resources, Ltd....................  40,335   34,227

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CONTINUED

                                                     Shares    Value++
                                                     ------    -----

          AUSTRALIA -- (Continued).................
             Mincor Resources NL...................  40,964 $   54,153
            *Mineral Deposits, Ltd.................   4,228     31,091
             Mineral Resources, Ltd................   3,812     48,838
            #*Mirabela Nickel, Ltd.................  41,955     91,250
            *Molopo Energy, Ltd....................  49,088     48,300
            #*Moly Mines, Ltd......................   6,105      6,776
             Monadelphous Group, Ltd...............   1,179     24,900
             Mortgage Choice, Ltd..................  13,390     21,132
            *Mount Gibson Iron, Ltd................  69,838    144,918
            #*Murchison Metals, Ltd................  30,063     34,834
             Myer Holdings, Ltd....................   6,005     20,854
             National Australia Bank, Ltd..........  44,894  1,336,613
             Navitas, Ltd..........................   9,096     40,703
            #*Neptune Marine Services, Ltd.........  23,325      1,051
            *New Hope Corp., Ltd...................   3,100     16,685
             Newcrest Mining, Ltd..................   3,689    168,014
            *Nexbis, Ltd...........................  84,780      9,361
            *Nexus Energy, Ltd. (6289654)..........  17,146      8,104
            *Nexus Energy, Ltd. (B60YBT9)..........   5,144      2,424
             NIB Holdings, Ltd.....................  39,303     63,124
            #*Nido Petroleum, Ltd..................  87,583     13,400
            *Northern Iron, Ltd....................  10,692     20,686
             NRW Holdings, Ltd.....................   3,299      9,812
            #*Nucoal Resources NL..................  49,664     21,865
            *Nufarm, Ltd...........................  22,689    120,529
            #Oakton, Ltd...........................   5,536     13,983
             Oil Search, Ltd.......................   3,806     29,478
             OneSteel, Ltd......................... 151,495    355,146
             Orica, Ltd............................   5,240    153,081
             Origin Energy, Ltd....................  53,648    962,392
            #*Orocobre, Ltd........................   7,144     19,157
             OrotonGroup, Ltd......................     663      6,096
            *Otto Energy, Ltd......................  85,210      8,478
             OZ Minerals, Ltd...................... 277,359    440,231
             Pacific Brands, Ltd................... 168,654    135,445
            #*Paladin Energy, Ltd..................  30,478    110,149
            *Pan Pacific Petroleum NL.............. 100,535     17,075
            *PanAust, Ltd..........................  75,409     64,191
             Panoramic Resources, Ltd..............  38,119     86,487
            *Paperlinx, Ltd........................ 137,889     44,130
             Peet, Ltd.............................  29,634     56,242
            #*Perilya, Ltd.........................  68,409     46,789
            #Perpetual Trustees Australia, Ltd.....   1,125     35,660
            *Perseus Mining, Ltd...................  16,263     52,477
            *Pharmaxis, Ltd........................  22,921     75,250
            *Photon Group, Ltd..................... 245,513     19,384
            *Platinum Australia, Ltd...............  59,641     33,520
             PMP, Ltd..............................  31,929     25,722
             Premier Investments, Ltd..............  12,426     81,850
            #*Prima Biomed, Ltd....................  71,480     27,535
             Primary Health Care, Ltd..............  74,236    283,166
             Prime Media Group, Ltd................  14,791     12,180
            *PrimeAg Australia, Ltd................  12,518     19,895
             Programmed Maintenance Service, Ltd...  20,522     42,769
            *Qantas Airways, Ltd...................  60,398    139,986
             QBE Insurance Group, Ltd..............   3,388     69,604
             Ramsay Health Care, Ltd...............   2,541     50,418
             RCR Tomlinson, Ltd....................  36,230     65,926
            #REA Group, Ltd........................   2,879     43,466
             Redflex Holdings, Ltd.................  15,216     41,030
             Reece Australia, Ltd..................     839     19,330

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CONTINUED

                                                    Shares  Value++
                                                    ------  -----

             AUSTRALIA -- (Continued).............
               *Reed Resources, Ltd...............  19,892 $ 12,022
                Regional Express Holdings, Ltd....   3,539    3,725
               *Regis Resources, Ltd..............  13,669   36,034
               #Reject Shop, Ltd. (The)...........   1,671   20,341
               *Resolute Mining, Ltd..............  80,793  104,191
               *Resource Generation, Ltd..........  19,863   20,615
                Retail Food Group, Ltd............   2,033    6,496
               *Rex Minerals, Ltd.................   6,213   18,260
               *Rialto Energy, Ltd................  31,525   17,702
                Ridley Corp., Ltd.................  54,504   79,805
                Rio Tinto, Ltd....................   1,907  172,632
               *Roc Oil Co., Ltd.................. 119,970   56,720
                Runge, Ltd........................   9,550    4,526
                SAI Global, Ltd...................  19,518  107,305
                Salmat, Ltd.......................   6,402   25,676
               *Sandfire Resources NL.............  13,178  103,715
                Santos, Ltd.......................  17,146  284,939
               *Saracen Mineral Holdings, Ltd.....  34,599   26,685
                Sedgman, Ltd......................   8,565   17,850
               #Seek, Ltd.........................   3,722   28,474
                Select Harvests, Ltd..............   2,626    9,011
                Servcorp, Ltd.....................   6,641   21,997
                Seven Group Holdings, Ltd.........  16,182  162,245
               #*Sigma Pharmaceuticals, Ltd....... 159,685   64,870
               *Silex System, Ltd.................   5,413   24,094
               *Silver Lake Resources, Ltd........  18,106   41,648
                Sims Metal Management, Ltd........  17,884  342,261
               #Sirtex Medical, Ltd...............   2,967   17,359
               *Skilled Group, Ltd................  21,174   48,785
               #Slater & Gordon, Ltd..............   4,246   11,541
               #SMS Management & Technology, Ltd..   8,490   58,904
                Sonic Healthcare, Ltd.............   7,162   98,511
                Southern Cross Media Group, Ltd...  58,073  104,691
                SP Ausnet, Ltd....................  21,924   21,071
                SP Telemedia, Ltd.................  31,955   58,996
                Spark Infrastructure Group, Ltd...  40,838   53,173
               #Specialty Fashion Group, Ltd......  19,673   22,688
               #Spotless Group, Ltd...............  26,027   56,225
               *St. Barbara, Ltd..................  36,129   88,342
               *Straits Resources , Ltd...........  66,500   64,508
                STW Communications Group, Ltd.....  43,487   55,347
                Suncorp Group, Ltd................  80,767  739,055
               *Sundance Resources, Ltd...........  70,585   31,002
               *Sunland Group, Ltd................  31,487   23,845
                Super Retail Group, Ltd...........   7,118   56,147
                TABCORP Holdings, Ltd.............  72,789  610,168
                Talent2 International, Ltd........   7,642   14,005
               *Tanami Gold NL....................  17,532   16,796
               *Tap Oil, Ltd......................  84,108   89,133
                Tassal Group, Ltd.................  22,882   40,628
               #Tatts Group, Ltd.................. 161,243  410,678
                Technology One, Ltd...............  25,124   28,103
                Telstra Corp., Ltd................   6,141   19,615
                Ten Network Holdings, Ltd.........  76,206  113,165
               *Teranga Gold Corp.................  11,133   28,066
               *Terramin Australia, Ltd...........  14,047    5,637
                TFS Corp., Ltd....................  42,008   40,286
               *Thakral Holdings Group, Ltd.......  44,790   23,107
                Thorn Group, Ltd..................   3,198    7,015
               *Tiger Resources, Ltd..............  38,107   26,011
                Toll Holdings, Ltd................  47,826  296,106

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CONTINUED


                                                            Shares     Value++
                                                            ------     -----

  AUSTRALIA -- (Continued)................................
     Tower Australia Group, Ltd...........................  61,800 $   270,955
     Transfield Services, Ltd.............................  31,479     122,995
     Transfield Services, Ltd. Infrastructure Fund........  44,776      38,527
    #*Transpacific Industries Group, Ltd..................  27,225      33,252
    #*Troy Resources NL...................................  17,242      68,073
     Trust Co., Ltd. (The)................................     740       4,954
     UGL, Ltd.............................................   6,683     110,810
    *UXC, Ltd.............................................  14,190       9,036
    *VDM Group, Ltd.......................................  46,244      10,936
     Village Roadshow, Ltd................................  24,120     114,348
    *Virgin Blue Holdings, Ltd............................ 272,729      85,416
     Washington H. Soul Pattinson & Co., Ltd..............  16,792     241,068
     Watpac, Ltd..........................................   8,045      13,824
     WDS, Ltd.............................................   1,417       1,125
     Webjet, Ltd..........................................   9,426      21,541
     Wesfarmers, Ltd......................................  21,128     773,991
    #West Australian Newspapers Holdings, Ltd.............  30,386     166,919
    #Western Areas NL.....................................  13,874     102,519
     Westpac Banking Corp.................................   7,501     204,777
    #Westpac Banking Corp. Sponsored ADR..................   2,121     291,086
    *White Energy Co., Ltd................................   6,066      17,898
     WHK Group, Ltd.......................................  18,554      18,542
    #Wide Bay Australia, Ltd..............................   3,475      37,082
    #Woodside Petroleum, Ltd..............................   1,071      55,073
     WorleyParsons, Ltd...................................   1,541      51,459
                                                                   -----------
  TOTAL AUSTRALIA.........................................          31,443,614
                                                                   -----------

  AUSTRIA -- (0.6%).......................................
     Agrana Beteiligungs AG...............................     505      56,194
     Andritz AG...........................................   1,764     182,183
    *A-TEC Industries AG..................................   1,773       5,199
    #Atrium European Real Estate, Ltd.....................   3,955      27,049
    *Austria Technologie & Systemtechnik AG...............   1,589      34,938
     BWT AG...............................................     720      21,730
     Erste Group Bank AG..................................  12,127     612,259
    #EVN AG...............................................     709      13,597
    #Flughafen Wien AG....................................   1,887     118,792
    #*Intercell AG........................................   1,270      11,490
    #Kapsch TrafficCom AG.................................     698      66,131
    #Lenzing AG...........................................     259      33,721
    #Mayr-Melnhof Karton AG...............................     212      25,754
    #Oesterreichischen Post AG............................   2,523      91,295
     OMV AG...............................................   9,550     435,390
    *Palfinger AG.........................................     947      39,254
    #Raiffeisen Bank International AG.....................   4,415     243,316
    *RHI AG...............................................     524      18,708
    #Schoeller-Bleckmann Oilfield Equipment AG............   1,125     113,867
    #Semperit Holding AG..................................   1,115      65,216
     Strabag SE...........................................   5,030     168,929
     Telekom Austria AG...................................   4,589      70,938
    #Uniqa Versicherungen AG..............................   1,163      26,420
    #Vienna Insurance Group AG Wiener Versicherung Gruppe.   1,115      66,509
     Voestalpine AG.......................................   7,122     350,384
    *Wienerberger AG......................................  12,538     268,109
     Zumtobel AG..........................................   6,907     250,560
                                                                   -----------
  TOTAL AUSTRIA...........................................           3,417,932
                                                                   -----------

  BELGIUM -- (1.3%).......................................
    *Ablynx NV............................................   1,092      12,897
     Ackermans & van Haaren NV............................   3,266     341,661
    *Ageas SA............................................. 246,549     747,389

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CONTINUED


                                                           Shares    Value++
                                                           ------    -----

   BELGIUM -- (Continued).................................
     *Agfa-Gevaert NV..................................... 29,369 $  130,886
      Anheuser-Busch InBev NV Sponsored ADR...............  1,100     70,367
     *Arseus NV...........................................  6,747    123,617
     *Atenor Group NV.....................................     23      1,183
      Banque Nationale de Belgique SA.....................     27    140,030
     #*Barco NV...........................................  2,663    232,634
      Bekaert SA..........................................  2,121    265,343
      Colruyt SA..........................................    600     34,612
      Compagnie d'Entreprises SA..........................  2,240    194,029
      Compagnie Immobiliere de Belgique SA................    301     14,129
      Compagnie Maritime Belge SA.........................  3,912    122,478
     *Deceuninck NV....................................... 21,543     64,483
      Delhaize Group SA Sponsored ADR.....................  3,400    291,924
     #*Devgen NV..........................................  3,515     36,027
     #*Dexia SA........................................... 50,098    199,534
      D'ieteren SA........................................  2,040    148,164
      Elia System Operator SA NV..........................    858     38,052
      Euronav SA..........................................  2,958     49,680
      EVS Broadcast Equipment SA..........................  1,533    105,015
      Exmar NV............................................  3,470     34,749
     *Galapagos NV........................................  5,679     84,034
      Gimv NV.............................................  1,631    108,105
      Image Recognition Integrated Systems (I.R.I.S.) SA..     88      4,788
     *Ion Beam Applications SA............................  3,267     38,577
     #*KBC Groep NV.......................................  7,249    295,085
      Kinepolis Group NV..................................  1,308    112,060
      Melexis NV..........................................  2,604     49,821
      Mobistar SA.........................................    748     55,504
     #Nyrstar NV.......................................... 27,303    377,039
     #Omega Pharma SA.....................................  3,427    175,735
      Recticel SA.........................................  4,655     51,737
      Resilux SA..........................................    516     48,686
     *Roularta Media Group NV.............................    199      7,287
     #Sioen Industries NV.................................  3,689     39,944
      Sipef NV............................................  1,293    136,047
      Solvay SA...........................................  5,891    849,360
     *Telenet Group Holding NV............................  3,899    193,819
      Tessenderlo Chemie NV...............................  5,274    209,852
     #*ThromboGenics NV...................................  3,736    116,316
     #UCB SA.............................................. 10,177    491,683
     #Umicore SA..........................................  9,984    572,267
     #Van de Velde NV.....................................    840     50,809
                                                                  ----------
   TOTAL BELGIUM..........................................         7,467,438
                                                                  ----------

   CANADA -- (10.4%)......................................
     *5N Plus, Inc........................................  5,865     57,525
      Aastra Technologies, Ltd............................  2,300     50,684
     #*Absolute Software Corp.............................  4,480     16,099
     *Advantage Oil & Gas, Ltd............................ 21,800    185,248
      Aecon Group, Inc.................................... 10,373    102,617
     #AG Growth International, Inc........................    960     49,494
      AGF Management, Ltd. Class B........................ 10,823    226,492
      Agnico-Eagle Mines, Ltd.............................  2,907    202,536
      Agrium, Inc.........................................  1,800    163,154
     *Ainsworth Lumber Co., Ltd...........................  7,849     25,634
      Akita Drilling, Ltd.................................    900     10,654
     #*Alacer Gold Corp................................... 20,520    214,060
      Alamos Gold, Inc....................................  3,200     53,708
     *Alexco Resource Corp................................  5,120     49,190
     *Alexis Minerals Corp................................ 27,000      3,139
      Algoma Central Corp.................................    174     18,023

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
                                                      Shares  Value++
                                                      ------  -----

          CANADA -- (Continued)......................
            #Algonquin Power & Utilities Corp........ 23,560 $133,718
             Alimentation Couche-Taro, Inc. Class B..  4,800  126,069
             Alliance Grain Traders, Inc.............    300    7,277
            #AltaGas, Ltd............................  8,900  238,738
            *Alter NRG Corp..........................  4,900    6,163
            *Altius Minerals Corp....................  5,648   77,603
            *Amerigo Resources, Ltd.................. 18,684   22,512
            *Anderson Energy, Ltd.................... 22,450   24,914
            *Angle Energy, Inc....................... 10,313  103,441
            *Antrim Energy, Inc...................... 16,700   16,062
            *Anvil Mining, Ltd....................... 29,300  197,883
             Armtec Infrastructure, Inc..............    295    4,982
            *Arsenal Energy, Inc..................... 11,000    9,068
             Astral Media, Inc. Class A..............  8,016  311,863
             ATCO, Ltd...............................  1,600   98,504
            #Atlantic Power Corp.....................  6,700  101,617
            *Atrium Innovations, Inc.................  3,100   52,816
            *ATS Automation Tooling System, Inc...... 19,124  138,455
            *Aura Minerals, Inc...................... 19,400   62,333
            *Aurizon Mines, Ltd...................... 14,700  100,211
            #*Avalon Rare Metals, Inc................ 12,100  110,366
            *AXIA NetMedia Corp......................  6,400    9,132
            *B2Gold Corp............................. 45,600  155,189
            *Baja Mining Corp........................ 36,800   49,785
            *Ballard Power Systems, Inc.............. 16,800   34,802
            #Bank of Montreal........................ 13,100  860,365
            #Bank of Nova Scotia.....................  5,149  313,952
            *Bankers Petroleum, Ltd.................. 22,200  194,747
             Barrick Gold Corp.......................  2,800  142,996
            #BCE, Inc................................  9,000  337,304
             Bell Aliant, Inc........................ 12,527  356,288
            *Bellatrix Exploration, Ltd..............  9,936   57,653
            #*BioExx Specialty Proteins, Ltd......... 12,749   27,084
            #*Birchcliff Energy, Ltd................. 16,160  223,403
            #Black Diamond Group, Ltd................  2,450   70,795
            *BlackPearl Resources, Inc............... 41,459  349,235
             Bombardier, Inc. Class B................  8,400   62,590
            *Boralex, Inc. Class A...................  6,100   56,090
            *Breakwater Resources, Ltd............... 15,450   95,853
            *Burcon NutraScience Corp................  2,200   21,857
             CAE, Inc................................ 16,827  226,755
             Calfrac Well Services, Ltd..............  5,200  183,950
            #*Calmena Energy Services, Inc........... 19,240   12,201
            *Calvalley Petroleum, Inc................ 20,300   65,224
            #Cameco Corp.............................  2,100   61,991
             Canaccord Capital, Inc..................  6,500   98,240
             Canada Bread Co., Ltd...................  1,900   94,563
             Canadian National Railway Co............  1,300  100,837
             Canadian National Resources, Ltd........  9,400  442,207
             Canadian Pacific Railway, Ltd...........  6,100  404,561
            #Canadian Tire Corp. Class A.............  9,416  600,100
            #Canadian Utilities, Ltd. Class A........  2,700  153,042
            #Canadian Western Bank................... 10,100  323,554
             Canam Group, Inc. Class A...............  7,700   67,141
            *Canfor Corp............................. 14,500  190,953
            *Cangene Corp............................  2,700    6,421
             Canyon Services Group, Inc..............  3,238   49,829
            *Capital Power Corp......................    199    5,361
            #*Capstone Infrastructure Corp...........    636    5,418
            #*Capstone Mining Corp................... 26,025  103,973
            #*Cardero Resource Corp.................. 21,100   38,804

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
                                                        Shares  Value++
                                                        ------  -----

        CANADA -- (Continued).........................
          *Cardiome Pharma Corp.......................   1,800 $  9,798
          *Carpathian Gold, Inc.......................  51,260   23,567
           Cascades, Inc..............................  12,460   90,867
           Cash Store Financial Services, Inc. (The)..     100    1,580
          *Catalyst Paper Corp........................   8,100    1,712
           CCL Industries, Inc. Class B...............   3,000  100,354
          *Celestica, Inc.............................  27,812  307,765
          *Celtic Exploration, Ltd....................   6,000  123,025
           Cenovus Energy, Inc........................   5,564  213,939
          *Cequence Energy, Ltd.......................   4,400   16,044
          *CGI Group, Inc.............................  21,771  476,309
          *Chinook Energy, Inc........................   5,822   12,430
          #*Churchill Corp. Class A (The).............   6,250  136,276
          #CI Financial Corp..........................   2,000   48,956
          *CIC Energy Corp............................   6,800   30,904
          *Cinch Energy Corp..........................  24,440   29,189
          #Cineplex, Inc..............................   1,194   31,107
           Clairvest Group, Inc.......................     100    1,544
          *Claude Resources, Inc......................  11,400   27,351
          *CML HealthCare, Inc........................     482    5,201
          #*Coastal Contacts, Inc.....................  15,700   46,296
           Cogeco Cable, Inc..........................   2,300  110,363
          *Colabor Group, Inc.........................     667    8,622
          *Colossus Minerals, Inc.....................   5,040   45,704
          *COM DEV International, Ltd.................   5,100   15,093
          *Compton Petroleum Corp.....................  22,200    7,156
           Computer Modelling Group, Ltd..............   1,316   39,919
          *Connacher Oil & Gas, Ltd...................  65,520   92,794
          *Consolidated Thompson Iron Mines, Ltd......  18,400  332,937
           Constellation Software, Inc................     300   21,846
          *Copper Mountain Mining Corp................   7,118   54,543
           Corby Distilleries, Ltd....................   1,150   20,420
          #*Corridor Resources, Inc...................  12,900   63,399
          #Corus Entertainment, Inc. Class B..........   9,100  191,301
          #*Cott Corp.................................  28,405  253,083
          #Crescent Point Energy Corp.................   3,500  158,918
          *Crew Energy, Inc...........................   9,620  166,239
          *Crocotta Energy, Inc.......................  10,880   24,378
          *Crystallex International Corp..............  12,900    1,704
          *Davis & Henderson Income Corp..............   3,091   62,496
          #Daylight Energy, Ltd.......................  27,818  319,298
          *Delphi Energy Corp.........................  20,655   59,161
          #*Denison Mines Corp........................  34,400   79,987
          *Descartes Systems Group, Inc. (The)........   9,080   60,364
          *Detour Gold Corp...........................   5,460  184,549
           Dorel Industries, Inc. Class B.............   3,800  126,352
          #*DragonWave, Inc...........................   7,469   62,127
          #*Duluth Metals, Ltd........................  14,300   37,029
          *Dundee Capital Markets, Inc................   4,200    6,437
          #*Dundee Precious Metals, Inc...............  12,018  116,350
          *Dynasty Metals & Mining, Inc...............   6,282   22,774
          *Eastern Platinum, Ltd...................... 106,300  129,203
           E-L Financial Corp., Ltd...................      80   40,839
           Eldorado Gold Corp.........................   9,299  173,076
          #*Electrovaya, Inc..........................  12,500   27,876
          #Emera, Inc.................................     700   23,305
           Empire Co., Ltd. Class A...................   3,900  221,350
          #Enbridge, Inc..............................   2,951  191,816
          #Encana Corp................................  16,105  541,117
          #*Endeavour Mining Corp.....................  26,448   66,808
          #Enerplus Corp..............................  18,886  611,402

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
                                                   Shares  Value++
                                                   ------  -----

             CANADA -- (Continued)................
                Ensign Energy Services, Inc....... 16,950 $327,302
               *Epsilon Energy, Ltd...............  5,750   23,397
               *Equinox Minerals, Ltd............. 61,632  527,632
                Equitable Group, Inc..............  2,250   68,726
               *Euro Goldfields, Ltd.............. 16,300  226,717
                Evertz Technologies, Ltd..........  2,800   47,054
               *Excellon Resources, Inc........... 26,500   21,006
               *EXFO, Inc.........................  3,566   33,242
               *Fairborne Energy, Ltd............. 13,000   65,814
                Fairfax Financial Holdings, Ltd...  1,300  525,001
               *Far West Mining, Ltd..............  5,100   42,367
                Finning International, Inc........  7,200  211,172
               *First Capital Realty, Inc.........    298    5,184
               #*First Majestic Silver Corp....... 14,200  297,763
                First Quantum Minerals, Ltd.......  5,800  826,522
               #*First Uranium Corp............... 40,000   36,781
               *FirstService Corp.................  3,300  126,538
               *Flint Energy Services, Ltd........ 11,200  170,341
               *Formation Capital Corp............    800      989
               *Forsys Metals Corp................  5,280    9,878
               #Fortis, Inc.......................  1,900   65,244
               *Fortuna Silver Mines, Inc.........  9,800   53,653
               #*Fortune Minerals, Ltd............    800    1,370
                Forzani Group, Ltd. Class A.......  4,742   93,622
                Franco-Nevada Corp................  4,300  170,518
               *Galleon Energy, Inc. Class A...... 13,400   49,569
               *Gammon Gold, Inc.................. 20,280  221,844
               *Genesis Land Development Corp.....  8,400   41,727
                Gennum Corp.......................  2,700   22,687
               #*GeoMark Exploration, Ltd......... 10,200   15,093
                George Weston, Ltd................  2,100  150,461
               #Gildan Activewear, Inc............  4,900  182,504
               *Glacier Media, Inc................  3,000    7,610
               *GLG Life Tech Corp................  1,100   10,696
                Gluskin Shef & Associates, Inc....  2,000   44,496
               #*GLV, Inc.........................  8,028   65,334
                GMP Capital, Inc..................  3,100   49,540
                Goldcorp, Inc.....................  6,400  357,761
               #*Golden Star Resources, Ltd....... 33,280  107,633
               *Gran Tierra Energy, Inc...........  4,430   32,962
               *Grande Cache Coal Corp............ 11,300   96,381
               #*Great Basin Gold, Ltd............ 54,680  145,058
               *Great Canadian Gaming Corp........ 10,900   90,205
               #Great-West Lifeco, Inc............  3,000   86,403
               #*Greystar Resources, Ltd..........  5,800   21,210
                Groupe Aeroplan, Inc.............. 25,790  353,534
                Guardian Capital Group, Ltd.......  3,344   35,167
               *Guyana Goldfields, Inc............  7,861   77,684
               *Hanfeng Evergreen, Inc............  5,700   31,026
               *Harry Winston Diamond Corp........ 11,056  188,133
               *Heroux-Devtek, Inc................  3,048   26,706
                Home Capital Group, Inc...........  2,500  150,610
                HudBay Minerals, Inc.............. 20,779  331,621
               #Husky Energy, Inc.................  5,705  178,479
                IAMGOLD Corp...................... 10,700  222,448
                IESI-BFC, Ltd.....................  8,995  228,262
               #IGM Financial, Inc................    400   20,576
               #*Imax Corp........................  5,400  189,826
               *Imperial Metals Corp..............  2,200   51,015
               *Imris, Inc........................  4,300   36,631
               *Indigo Books & Music, Inc.........  1,600   22,237

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
                                                               Shares  Value++
                                                               ------  -----

 CANADA -- (Continued)........................................
    Industrial Alliance Insurance & Financial Services, Inc... 12,594 $541,217
    Inmet Mining Corp.........................................  6,500  456,164
    Innergex Renewable Energy, Inc............................  5,353   56,294
    Intact Financial Corp.....................................  6,804  345,180
   *Inter-Citic Minerals, Inc.................................    200      347
   *International Forest Products, Ltd. Class A...............  4,600   28,587
   *Intertape Polymer Group, Inc..............................  7,273   11,223
   #*Ivanhoe Energy, Inc...................................... 24,400   68,598
   *Ivernia, Inc.............................................. 60,300   14,977
   #*Jaguar Mining, Inc....................................... 16,500   92,078
    Jean Coutu Group (PJC), Inc. Class A (The)................ 11,000  122,074
   *Katanga Mining, Ltd....................................... 83,398  178,052
   *Kingsway Financial Services, Inc..........................  5,600    5,919
    Kinross Gold Corp......................................... 24,480  388,099
   *Kirkland Lake Gold, Inc...................................  4,200   62,502
   *La Mancha Resources, Inc.................................. 13,574   34,288
   *Labrador Iron Mines Holdings, Ltd.........................  6,602   93,572
   *Lake Shore Gold Corp...................................... 41,100  176,363
   #*Laramide Resources, Ltd.................................. 25,700   31,780
    Laurentian Bank of Canada.................................  4,748  252,267
   #Le Chateau, Inc. Class A..................................    500    5,681
   *Legacy Oil & Gas, Inc..................................... 12,673  180,555
   *Leisureworld Senior Care Corp.............................  1,770   19,755
    Leon's Furniture, Ltd.....................................  6,538   92,595
    Linamar Corp..............................................  5,600  125,654
   #Loblaw Cos., Ltd..........................................  3,800  160,169
   #*Lundin Mining Corp....................................... 59,000  577,435
    MacDonald Dettweiler & Associates, Ltd....................  3,300  198,841
   *MagIndustries Corp........................................ 83,400   19,833
    Magna International, Inc.................................. 18,560  953,746
    Major Drilling Group International, Inc................... 13,092  218,073
   #Manitoba Telecom Services, Inc............................  1,700   54,172
   #Manulife Financial Corp................................... 40,805  732,735
    Maple Leaf Foods, Inc..................................... 13,008  161,956
   *Martinrea International, Inc.............................. 12,400  111,661
   *Maxim Power Corp..........................................  2,200    6,976
    MDS, Inc.................................................. 15,200  178,323
   *MEGA Brands, Inc.......................................... 52,000   30,228
   #*Mega Uranium, Ltd........................................ 22,900   12,344
   #*Mercator Minerals, Ltd................................... 23,547   87,354
    Methanex Corp............................................. 11,500  371,807
   #Metro, Inc. Class A.......................................  5,100  249,569
   *Midway Energy, Ltd........................................  6,600   32,088
   *Migao Corp................................................  9,689   70,454
   #*Minefinders Corp.........................................  4,960   83,405
   *Minera Andes, Inc......................................... 49,061  145,189
   *Miranda Technologies, Inc.................................  6,400   48,635
    Mosaid Technologies, Inc..................................  2,000   63,605
    Mullen Group, Ltd......................................... 10,880  244,014
   #National Bank of Canada...................................  5,100  422,273
   #*Nautilus Minerals, Inc................................... 18,063   57,846
   *Neo Material Technologies, Inc............................  6,800   70,361
   #*New Gold, Inc............................................ 46,292  520,091
    Newalta Corp..............................................  8,548  118,623
    Nexen, Inc................................................ 34,506  912,842
    Niko Resources, Ltd.......................................    200   16,900
   *Norbord, Inc..............................................  5,050   70,774
   #*North American Energy Partners, Inc......................  5,546   63,071
   #*North American Palladium, Ltd............................  6,100   39,134
   *Northern Dynasty Minerals, Ltd............................  4,160   56,454
   #*Northgate Minerals Corp.................................. 70,860  211,947

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
                                                    Shares  Value++
                                                    ------  -----

             CANADA -- (Continued).................
               #*Northland Power, Inc..............  1,279 $ 21,615
               #*NovaGold Resources, Inc...........  4,700   60,504
                Nuvista Energy, Ltd................ 11,940  120,643
               *Nuvo Research, Inc................. 76,000    8,836
               #*OceanaGold Corp................... 56,000  163,949
                Onex Corp..........................  9,000  337,684
               *Open Range Energy Corp.............  4,400   24,508
               #*Open Text Corp....................  1,800  110,266
               #*OPTI Canada, Inc.................. 43,120   10,938
               *Orleans Energy, Ltd................  5,300   15,124
               *Oromin Explorations, Ltd...........  5,200    6,595
               *Orvana Minerals Corp............... 27,900   95,541
               #*Osisko Mining Corp................  5,300   77,583
                Pacific Rubiales Energy Corp....... 13,300  404,138
               #*Paladin Labs, Inc.................  1,963   82,989
               #Pan Amer Silver Corp...............  6,600  238,079
               *Paramount Resources, Ltd. Class A..  5,160  160,338
               *Parex Resources, Inc...............  1,800   13,755
                Pason Systems, Inc.................  4,680   76,669
               *Patheon, Inc.......................  1,300    3,119
               #Pengrowth Energy Corp.............. 37,902  535,191
               #*Penn West Petroleum, Ltd.......... 30,074  771,756
               *Peregrine Diamonds, Ltd............  8,080   18,617
               #Perpetual Energy, Inc.............. 18,975   83,028
               #PetroBakken Energy, Ltd............  8,128  154,287
               *Petrobank Energy & Resources, Ltd.. 10,105  213,816
               #Petrominerales, Ltd................  1,044   39,955
               *Phoscan Chemical Corp.............. 21,000   12,429
               *Pilot Gold, Inc....................  3,550   12,382
               *Platmin, Ltd....................... 63,773   53,922
               #*PolyMet Mining Corp...............  9,787   19,757
               *Precision Drilling Corp............ 24,236  367,069
                Premium Brands Holdings Corp.......  4,249   73,515
               *Progress Energy Resources Corp..... 28,804  393,937
               *ProspEx Resources, Ltd.............  6,200   14,678
               *QLT, Inc...........................  9,696   79,216
               *Quadra FNX Mining, Ltd............. 17,788  291,970
                Quebecor, Inc. Class B.............  6,600  234,451
               *Queenston Mining, Inc..............  4,400   36,273
               #*Questerre Energy Corp............. 12,560   14,470
               #*Ram Power Corp.................... 21,879   16,187
                Reitmans Canada, Ltd. Class A......  7,444  137,291
                Richelieu Hardware, Ltd............  1,900   60,244
               *Richmont Mines, Inc................ 10,500  102,209
               #Ritchie Brothers Auctioneers, Inc..  3,200  100,314
               *Rock Energy, Inc...................  7,488   39,887
                Rocky Mountain Dealerships, Inc....  2,000   21,011
                RONA, Inc.......................... 18,700  273,340
               #Royal Bank of Canada...............  2,900  182,677
               *Rubicon Minerals Corp.............. 12,000   62,273
               #Russel Metals, Inc.................  6,800  186,863
               *Sabina Gold & Silver Corp.......... 15,610  120,769
               *Sandvine Corp...................... 18,000   45,468
               #Saputo, Inc........................  2,900  138,050
               *Savanna Energy Services Corp....... 10,050  109,513
               #*Seabridge Gold, Inc...............  1,200   40,687
                Sears Canada, Inc..................    627   13,174
               *SEMAFO, Inc........................ 23,500  199,694
               #Shaw Communictions, Inc. Class B...  4,800  101,362
                ShawCor, Ltd.......................  2,400   85,889
                Sherritt International Corp........ 37,646  318,309

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
                                                       Shares    Value++
                                                       ------    -----

       CANADA -- (Continued)..........................
         #Shoppers Drug Mart Corp.....................  1,000 $   43,545
         *Shore Gold, Inc............................. 15,000     11,890
         *Sierra Wireless, Inc........................  7,700     91,392
         *Silver Standard Resources, Inc..............  4,000    139,132
          Silver Wheaton Corp.........................  9,100    370,290
          Silvercorp Metals, Inc...................... 16,100    219,170
         #*Sino-Forest Corp........................... 27,600    685,807
          SNC-Lavalin Group, Inc......................    900     54,448
         *Softchoice Corp.............................  3,100     27,801
         *Sprott Resource Corp........................ 21,983    114,080
         *Sprott Resource Lending Corp................ 29,091     53,192
          Sprott, Inc.................................  4,000     39,021
         #*Stantec, Inc...............................  5,420    170,823
          Stella-Jones, Inc...........................  1,400     56,953
         *Stornoway Diamond Corp...................... 14,000     33,441
         #*Strateco Resources, Inc.................... 14,500      9,195
         #Student Transportation, Inc.................  5,364     38,608
         #Sun Life Financial, Inc..................... 19,778    647,386
          Suncor Energy, Inc.......................... 34,672  1,598,104
         *SunOpta, Inc................................ 11,327     80,210
         #Superior Plus Corp.......................... 12,867    149,729
         #*Swisher Hygiene, Inc.......................  4,600     40,547
         *SXC Health Solutions Corp...................  2,000    110,532
          Talisman Energy, Inc........................ 45,748  1,104,837
         #*Tanzanian Royalty Exploration Corp......... 11,520     83,647
         *Taseko Mines, Ltd........................... 17,200     90,895
          Teck Resources, Ltd. Class B................ 17,000    924,071
          Telus Corp. Non-Voting......................  5,300    266,694
         *Terra Energy Corp...........................  2,608      2,867
         #*Theratechnologies, Inc.....................  2,900     13,486
         #*Thompson Creek Metals Co., Inc............. 17,300    212,650
         #Thomson Reuters Corp........................ 10,416    422,299
          Tim Hortons, Inc............................  3,900    189,734
         *Timminco, Ltd............................... 25,200     10,654
          TMX Group, Inc..............................    800     34,295
         #*Torex Gold Resources, Inc.................. 64,700    124,456
          Toromont Industries, Ltd....................  2,500     87,116
         #Toronto Dominion Bank....................... 15,429  1,335,881
          Torstar Corp. Class B.......................  7,000    103,430
          Total Energy Services, Inc..................  2,800     46,906
         #TransAlta Corp.............................. 16,900    376,528
         #TransCanada Corp............................ 15,367    661,196
          Transcontinental, Inc. Class A.............. 10,300    158,721
         #TransForce, Inc............................. 10,391    154,742
         *TransGlobe Energy Corp......................  6,300     91,955
         #Trican Well Service, Ltd.................... 16,200    399,286
         #Trilogy Energy Corp.........................  4,700    113,209
          Trinidad Drilling, Ltd...................... 18,900    216,536
          TVA Group, Inc. Class B.....................    653     10,007
         *Twin Butte Energy, Ltd...................... 13,800     41,714
         #*U308 Corp..................................  2,844      1,503
         #*UEX Corp................................... 29,800     30,866
          Uni-Select, Inc.............................  1,800     52,222
         *Uranium One, Inc............................ 67,300    280,254
         #*Ur-Energy, Inc.............................  5,500      8,778
         *Valeant Pharmaceuticals International, Inc.. 16,500    870,211
         *Vecima Network, Inc.........................    700      2,641
         *Vector Aerospace Corp.......................  3,200     43,596
         *Vero Energy, Inc............................  6,579     42,068
          Viterra, Inc................................ 43,088    517,794
          WaterFurnace Renewable Energy, Inc..........    913     22,387

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
                                                  Shares     Value++
                                                  ------     -----

           CANADA -- (Continued).................
             *Wesdome Gold Mines, Ltd............ 14,500 $    44,903
              West Fraser Timber Co., Ltd........  4,525     257,301
             *Westaim Corp....................... 15,500       8,519
             #*Western Forest Products, Inc......  1,500       1,744
             *Westfire Energy, Ltd...............  1,072       9,665
              Westjet Airlines, Ltd..............    700      10,565
              Wi-Lan, Inc........................ 11,400      71,932
              Winpak, Ltd........................  3,194      40,003
             *Xtreme Coil Drilling Corp..........  1,400       8,508
             #Yamana Gold, Inc................... 44,800     571,038
             #Yellow Media, Inc.................. 27,943     140,579
             *YM Biosciences, Inc................  2,600       8,629
             *Yukon-Nevada Gold Corp............. 82,949      48,219
                                                         -----------
           TOTAL CANADA..........................         58,176,993
                                                         -----------

           DENMARK -- (0.9%).....................
              A.P. Moller - Maersk A.S...........     27     273,647
             #*Alk-Abello A.S....................  1,001      60,827
             *Alm. Brand A.S.....................  1,350       3,026
             *Amagerbanken A.S................... 38,975          --
             #Auriga Industries A.S. Series B....  4,476      85,360
             #*Bang & Olufsen Holdings A.S.......  8,608     134,852
             #*Bavarian Nordic A.S...............  1,984      45,667
              Carlsberg A.S. Series B............  3,767     446,973
              Coloplast A.S......................    595      87,522
              D/S Norden A.S.....................  2,817     100,953
              Danisco A.S........................  4,197     556,420
             *Danske Bank A.S.................... 12,773     306,737
             *DFDS A.S...........................    816      70,253
              DSV A.S............................ 11,779     308,018
              East Asiatic Co., Ltd. A.S.........  3,037     100,975
             #FLSmidth & Co. A.S.................  3,296     297,283
             *Genmab A.S.........................  4,878      52,663
              GN Store Nord A.S.................. 34,570     342,823
             #*Greentech Energy Systems A.S...... 11,376      42,470
             *H&H International A.S. Series B....  1,940      23,314
              H. Lundbeck A.S....................  1,967      47,263
              Harboes Bryggeri A.S...............    511      12,897
              Jeudan A.S.........................    667      56,700
             *Jyske Bank A.S.....................  6,804     338,161
             #*NeuroSearch A.S...................  2,979      31,318
             #NKT Holding A.S....................  2,916     179,563
              Nordjyske Bank A.S.................    140       2,783
              Norresundby Bank A.S...............    195       6,600
             #*Parken Sport & Entertainment A.S..    848      17,885
              Per Aarsleff A.S. Series B.........    320      28,503
              Ringkjoebing Landbobank A.S........    919     127,815
             #*Rockwool International A.S........    804     106,203
             #*Royal Unibrew A.S.................  1,489     109,878
              Schouw & Co. A.S...................  3,028      89,758
              SimCorp A.S........................    110      19,984
             *Sjaelso Gruppen A.S................    900       1,680
              Solar Holdings A.S. Series B.......    770      67,435
             #*Spar Nord Bank A.S................  6,403      64,345
              Sydbank A.S........................  9,866     285,890
              Thrane & Thrane A.S................    913      45,454
              Tivoli A.S.........................      1         648
             *TK Development A.S.................  4,894      22,665
             #*Topdanmark A.S....................    910     167,186
             *TopoTarget A.S..................... 54,995      26,276
             *Torm A.S...........................  1,131       7,356

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CONTINUED

                                                  Shares    Value++
                                                  ------    -----

             DENMARK -- (Continued)..............
               *Torm A.S. ADR....................  1,653 $   10,744
                Trygvesta A.S....................    250     15,980
               *United International Enterprises.      3        409
               *Vestas Wind Systems A.S..........  2,704     95,816
               *Vestjysk Bank A.S................  1,419     14,978
                                                         ----------
             TOTAL DENMARK.......................         5,341,956
                                                         ----------

             FINLAND -- (1.7%)...................
               #Ahlstrom Oyj.....................  4,651    122,950
                Alma Media Oyj...................  4,556     53,105
                Amer Sports Oyj Series A......... 17,218    282,284
                Aspo Oyj (5785498)...............    461      5,111
               *Aspo Oyj (B65TT17)...............     65        720
                Atria P.L.C......................  4,091     48,602
                Bank of Aland P.L.C..............     23        588
                Cargotec Oyj Series B............  3,593    201,760
                Citycon Oyj......................  2,047      9,703
                Cramo Oyj........................  5,196    137,727
               *Elektrobit Corp. Oyj............. 47,687     40,946
               #Elisa Oyj........................  5,993    144,270
               *Finnair Oyj...................... 17,010     91,719
               *Finnlines Oyj....................    894     10,339
                Fiskars Oyj Abp Series A.........  3,717     91,912
               *Fortum Oyj.......................  4,385    150,970
               #F-Secure Oyj..................... 14,826     56,867
               *Glaston Oyj Abp..................  3,905      6,429
               #HKScan Oyj.......................  4,025     40,172
               #*Huhtamaki Oyj................... 11,140    155,796
               *KCI Konecranes Oyj...............  4,682    225,244
               #Kemira Oyj....................... 13,643    249,427
               *Kesko Oyj........................  8,512    441,740
                Kone Oyj Series B................  1,602    100,342
               *Laennen Tehtaat Oyj..............    276      6,989
                Lassila & Tikanoja Oyj...........  3,560     67,942
               *Lemminkainen Oyj.................  1,151     45,380
                Metso Corp. Oyj..................  9,359    574,767
               *M-Real Oyj Series B.............. 63,033    297,971
                Neste Oil Oyj.................... 12,806    242,354
               #Nokia Oyj........................  4,625     42,607
                Nokian Renkaat Oyj...............  2,400    124,381
                Okmetic Oyj......................  2,360     22,103
               #Olvi Oyj Series A................  1,764     47,530
                Oriola-KD Oyj Series B........... 18,479     80,452
               *Orion Oyj Series A...............  2,212     54,822
               *Orion Oyj Series B...............  2,547     63,328
                Outokumpu Oyj.................... 11,871    197,759
                Outotec Oyj......................  3,651    231,537
                PKC Group Oyj....................  2,649     63,348
                Pohjola Bank P.L.C............... 21,384    317,348
                Ponsse Oyj.......................    608      9,962
               #Poyry Oyj........................  2,503     42,627
                Raisio P.L.C..................... 24,314     92,940
               *Ramirent Oyj.....................  8,349    142,270
               #Rautaruukki Oyj Series K.........  4,960    128,702
                Ruukki Group Oyj................. 27,643     69,649
                Sampo Oyj........................ 16,901    568,992
               #Sanoma Oyj.......................  9,891    205,589
                Scanfil Oyj......................  9,299     38,409
                Stockmann Oyj Abp Series A.......  2,666     97,059
               #Stockmann Oyj Abp Series B.......  2,901     88,871
               #Stora Enso Oyj Series R.......... 60,768    732,634

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CONTINUED

                                                             Shares    Value++
                                                             ------    -----

  FINLAND -- (Continued)....................................
    *Tecnomen Lifetree Oyj.................................. 19,577 $   12,754
    #Tieto Oyj..............................................  7,471    137,791
    *Tikkurila Oyj..........................................  1,961     46,729
    *UPM-Kymmene Oyj........................................ 49,028  1,005,627
    #Uponor Oyj Series A....................................  6,171    120,313
     Vacon Oyj..............................................    453     31,357
     Vaisala Oyj Series A...................................  1,578     53,206
     Wartsila Corp. Oyj Series B............................  8,214    322,886
     Yit Oyj................................................ 12,506    375,183
                                                                    ----------
  TOTAL FINLAND.............................................         9,472,891
                                                                    ----------

  FRANCE -- (6.4%)..........................................
    *ABC Arbitrage SA.......................................  4,641     51,134
     Accor SA...............................................  1,453     64,569
     Aeroports de Paris SA..................................    371     35,558
    *Air France-KLM SA...................................... 13,938    246,011
    *Alcatel-Lucent SA...................................... 29,921    193,887
    *Alcatel-Lucent SA Sponsored ADR........................ 25,100    164,154
     Alstom SA..............................................  1,356     90,157
    *Altamir Amboise SA.....................................  1,200     14,756
     ALTEN SA...............................................  4,315    177,035
    *Altran Technologies SA................................. 25,987    205,111
    #April Group SA.........................................  2,709     87,214
    #*Archos SA.............................................  3,060     41,854
     Arkema SA..............................................  6,821    710,408
    *Artprice.com SA........................................  2,054     82,001
     Assystem SA............................................  1,977     51,806
    #*Atari SA..............................................  4,540     19,286
    *Atos Origin SA.........................................  9,222    568,197
     Audika SA..............................................  1,518     45,400
    #AXA SA................................................. 18,152    406,933
    #AXA SA Sponsored ADR................................... 14,588    327,063
     Beneteau SA............................................  4,684    100,442
    *BioAlliance Pharma SA..................................  1,771     16,337
     bioMerieux SA..........................................    175     19,027
     BNP Paribas SA......................................... 18,185  1,437,608
     Boiron SA..............................................  1,252     55,720
     Bonduelle SCA..........................................  1,176    119,046
     Bongrain SA............................................  1,358    132,745
    #Bourbon SA.............................................  3,661    173,514
    *Boursorama SA..........................................  5,104     67,439
    #Bouygues SA............................................ 12,225    608,383
    *Bull SA................................................ 15,005     99,865
     Canal Plus SA.......................................... 10,401     85,000
     Capgemini SA........................................... 12,879    780,095
     Carrefour SA...........................................  1,208     57,238
    #Casino Guichard Perrachon SA...........................  3,009    316,611
    *Cegedim SA.............................................    906     57,078
     CEGID Group SA.........................................    622     21,365
     Cie de Saint-Gobain SA................................. 16,388  1,130,767
    #*Cie Generale de Geophysique - Veritas Sponsored ADR... 16,300    576,857
     Cie Generale des Establissements Michelin SA Series B..  9,428    945,008
     Cie Generale D'Optique Essilor Intenational SA.........    884     74,019
    #Ciments Francais SA....................................  1,165    123,044
    *Club Mediterranee SA...................................  3,393     79,055
     CNP Assurances SA......................................  9,044    207,541
     Credit Agricole SA..................................... 19,436    323,298
     Danone SA..............................................  1,099     80,465
     Dassault Systemes SA...................................    955     77,664
     Delachaux SA...........................................  1,475    166,968
    *Derichebourg SA........................................ 16,609    157,421

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
                                                        Shares  Value++
                                                        ------  -----
         FRANCE -- (Continued)
           *Devoteam SA................................    983 $ 27,194
            DNXcorp SA.................................  1,044   40,073
           *Edenred SA.................................  1,453   45,052
            EDF Energies Nouvelles SA..................    842   49,918
           #Eiffage SA.................................    621   42,927
            Electricite de Strasbourg SA...............     88   15,795
            Entrepose Contracting SA...................    230   31,766
            Eramet SA..................................     99   38,966
            Esso S.A.F.................................    391   54,942
            Establissements Maurel et Prom SA..........  9,531  203,021
           *Etam Developpement SA......................    588   28,141
           *Euler Hermes SA............................  2,397  255,527
           *Euro Disney SCA............................  2,997   37,982
           #*Eurofins Scientific SA....................    808   87,044
           *European Aeronautic Defence & Space Co. SA. 17,110  529,402
            Eutelsat Communications SA.................  2,295   99,018
            Faiveley Transport SA......................  1,127  114,832
           *Faurecia SA................................  1,619   66,765
            Fimalac SA.................................    796   35,903
           *Flo Groupe SA..............................  2,320   23,144
            France Telecom SA..........................  5,563  130,366
            France Telecom SA Sponsored ADR............  3,032   71,070
           #*GameLoft SA...............................  6,034   43,945
            GDF Suez SA................................ 23,661  967,483
            Gemalto NV.................................  6,254  320,346
           *GFI Informatique SA........................  7,854   44,783
            GIFI SA....................................    800   79,012
            GL Events SA...............................  2,268   87,370
           #Groupe Eurotunnel SA....................... 35,592  386,967
            Groupe Steria SCA..........................  7,894  261,814
            Guerbet SA.................................     89    9,157
           #Guyenne et Gascogne SA.....................    875  126,129
           *Haulotte Group SA..........................  3,182   70,635
            Havas SA................................... 43,189  246,135
            Hermes International SA....................    280   65,574
           *Hi-Media SA................................  2,302   14,097
           #Iliad SA...................................    182   23,400
            Imerys SA..................................  2,826  218,891
           *IMS International Metal Service SA.........  2,357   61,561
            Ingenico SA................................  6,541  324,591
            Ipsos SA...................................  3,188  165,692
           *JCDecaux SA................................  5,664  197,800
           *Kaufman & Broad SA.........................    229    8,308
            Korian SA..................................  1,978   49,768
            Lafarge SA................................. 10,778  763,108
            Lagardere SCA.............................. 13,548  594,837
            Laurent-Perrier SA.........................    548   69,967
           *LDC SA.....................................    210   22,994
            Legrand SA.................................  2,723  124,329
            Lisi SA....................................    586   56,891
           *LVL Medical Groupe SA......................    168    4,400
            M6 Metropole Television SA.................  2,311   61,316
            Maisons France Confort SA..................    139    7,339
           *Manitou BF SA..............................  3,827  129,634
            Manutan International SA...................    234   18,565
           *Meetic SA..................................  2,881   64,975
            Mersen SA..................................  4,512  274,397
           #*METabolic EXplorer SA.....................  2,008   18,882
           *Natixis SA................................. 99,455  571,695
            Naturex SA.................................    282   21,505
           #Neopost SA.................................  1,272  121,412

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
                                                          Shares    Value++
                                                          ------    -----

    FRANCE -- (Continued)................................
       Nexans SA.........................................  3,875 $  410,686
       Nexity SA.........................................  3,506    190,676
      *NicOx SA.......................................... 57,057    150,518
       Norbert Dentressangle SA..........................  1,053    123,855
       NRJ Group SA......................................  3,822     45,352
      *Oeneo SA..........................................  4,862     16,271
       Orpea SA..........................................  4,069    203,418
      #*PagesJaunes Groupe SA............................  3,741     38,991
      *Parrot SA.........................................    206      7,753
       Pernod-Ricard SA..................................  1,856    186,428
      *Peugeot SA........................................ 14,681    666,269
       Pierre & Vacances SA..............................  1,062     94,752
       Plastic Omnium SA.................................  1,635    156,504
       PPR SA............................................  3,847    687,791
       Publicis Groupe SA................................  1,966    111,375
       Rallye SA.........................................  4,366    229,577
      #*Recylex SA.......................................  8,909     91,891
       Remy Cointreau SA.................................  1,704    140,360
      *Renault SA........................................ 11,104    676,133
      *Rexel SA.......................................... 19,197    525,593
      *Rhodia SA.........................................  4,862    226,294
       Robertet SA.......................................    246     45,215
      #*Rodriguez Group SA...............................  5,653     45,800
       Rubis SA..........................................    844    103,641
      *SA des Ciments Vicat..............................  1,368    124,896
      #Safran SA.........................................  9,351    362,780
       Saft Groupe SA....................................  3,925    180,255
       SAMSE SA..........................................     40      4,657
      *Sanofi-Aventis SA................................. 20,001  1,582,422
      *Sanofi-Aventis SA ADR.............................    880     34,778
      #*Sartorius Stedim Biotech SA......................  1,037     64,871
      #Schneider Electric SA.............................  2,313    408,645
       SCOR SE........................................... 19,774    603,636
       SEB SA............................................  1,077    118,383
      *Seche Environnement SA............................  1,054    100,716
       Sechilienne SA....................................    847     24,794
      #*Sequana SA.......................................  5,902    101,167
       SES SA............................................  3,759     98,712
       Societe BIC SA....................................  1,862    181,029
       Societe Generale Paris SA......................... 12,100    808,618
       Societe Marseillaise du Tunnel Prado Carenage SA..    200      7,635
      #Societe Television Francaise 1 SA.................  8,931    167,663
       Sodexo SA.........................................    724     56,402
      #*Soitec SA........................................ 21,495    348,993
       Somfy SA..........................................    303     93,701
       Sopra Group SA....................................    565     66,479
       Stef-TFE SA.......................................  1,194     78,735
       STMicroelectronics NV............................. 42,736    505,730
      #STMicroelectronics NV ADR......................... 20,800    247,104
       Sucriere de Pithiviers Le Vieil SA................     11     13,604
      *Sword Group SA....................................  1,042     34,133
       Synergie SA.......................................  2,662     86,929
       Technip SA........................................  2,861    322,807
       Teleperformance SA................................  6,893    262,984
       Thales SA.........................................  2,203     97,308
      #*Theolia SA....................................... 11,760     23,840
       Total SA..........................................  5,026    321,873
       Total SA Sponsored ADR............................  8,000    513,840
      #*Transgene SA.....................................  1,632     29,973
       Trigano SA........................................  3,671    131,251
      #*UbiSoft Entertainment SA......................... 23,452    235,433

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
                                                    Shares     Value++
                                                    ------     -----

          FRANCE -- (Continued)....................
             Union Financiere de France Banque SA..    730 $    34,747
            *Valeo SA..............................  5,658     360,399
             Vallourec SA..........................  1,238     154,449
             Viel et Compagnie SA..................  9,940      51,598
             Vilmorin & Cie SA.....................    983     124,495
             Vinci SA..............................  3,741     249,718
             Virbac SA.............................    612     112,911
             Vivendi SA............................ 23,211     727,780
             VM Materiaux SA.......................     25       1,666
             Zodiac Aerospace SA...................  3,640     285,680
                                                           -----------
          TOTAL FRANCE.............................         36,126,068
                                                           -----------

          GERMANY -- (5.0%)........................
            *Aareal Bank AG........................  5,698     172,746
             Adidas-Salomon AG.....................  3,414     254,423
            *ADVA AG Optical Networking............  8,160      63,422
            *Air Berlin P.L.C......................  9,292      41,534
            #Aixtron SE............................  1,578      67,017
            #Allianz SE............................  4,301     675,736
             Allianz SE Sponsored ADR.............. 11,988     188,811
             Amadeus Fire AG.......................    140       6,781
            #Asian Bamboo AG.......................  1,832      92,280
            *Augusta Technologie AG................  1,775      52,438
             Aurubis AG............................  6,210     367,016
             Axel Springer AG......................  1,016     166,526
             Baader Bank AG........................    174         782
            #*Balda AG.............................  4,364      58,145
            #BASF SE...............................  1,484     152,383
            *Bauer AG..............................  1,790      96,331
            #Bayer AG..............................  1,998     175,414
             Bayerische Motoren Werke AG...........  8,606     810,244
             BayWa AG..............................  1,726      81,435
             Bechtle AG............................  1,815      86,313
             Beiersdorf AG.........................    263      17,130
             Bertrandt AG..........................    498      36,479
             Bilfinger Berger SE...................  3,408     328,083
             Biotest AG............................    376      26,559
            #*Borussia Dortmund GmbH & Co. KGaA.... 13,961      64,103
            *Carl Zeiss Meditec AG.................  3,515      76,511
             CAT Oil AG............................  2,639      32,475
             Celesio AG............................  7,821     189,976
             CENIT AG..............................  1,384      11,163
            *Centrotec Sustainable AG..............  1,644      57,562
            #*Centrotherm Photovoltaics AG.........  1,404      84,953
             Cewe Color Holding AG.................    786      38,186
             Comdirect Bank AG.....................  3,526      43,740
            #*Commerzbank AG....................... 48,051     305,770
            *Conergy AG............................ 56,020      32,341
            #*Constantin Medien AG................. 11,950      36,611
            *Continental AG........................    515      51,637
             CropEnergies AG.......................  2,546      20,563
             CTS Eventim AG........................    786      58,917
            *Curanum AG............................  1,848       6,269
             DAB Bank AG...........................    711       4,568
            *Daimler AG............................ 16,806   1,298,877
            #*Delticom AG..........................    800      86,921
             Demag Cranes AG.......................  2,568     137,980
            #Deutsche Bank AG...................... 30,792   2,011,333
             Deutsche Beteiligungs AG..............  2,549      74,803
             Deutsche Boerse AG....................  1,211     100,536
            #*Deutsche Lufthansa AG................ 21,721     492,801

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
                                                      Shares    Value++
                                                      ------    -----

        GERMANY -- (Continued).......................
          *Deutsche Post AG.......................... 41,651 $  823,175
           Deutsche Telekom AG....................... 16,007    264,536
           Deutsche Telekom AG Sponsored ADR......... 26,160    434,256
          *Deutsche Wohnen AG........................     22        346
          *Deutz AG.................................. 17,349    158,570
          *Dialog Semiconductor P.L.C................  3,072     63,978
           Douglas Holding AG........................  5,046    295,718
           Drillisch AG.............................. 10,745    121,459
          *Duerr AG..................................    505     19,674
           E.ON AG................................... 33,461  1,143,669
           Eckert & Ziegler AG.......................    837     36,335
           Elexis AG.................................    786     19,892
          *Elmos Semiconductor AG....................  1,774     29,068
           ElreingKlinger AG.........................  2,547     89,274
          *Epigenomics AG............................  5,500     13,215
          #*Euromicron AG............................    463     14,302
          *Evotec AG................................. 18,777     84,821
           Fielmann AG...............................    103     10,955
           Fraport AG................................  2,352    187,822
           Freenet AG................................ 17,495    222,477
           Fresenius Medical Care AG & Co. KGaA ADR..    900     70,713
           Fresenius SE & Co. KGaA...................    917     96,307
          *GAGFAH SA.................................  4,662     42,363
           GEA Group AG.............................. 11,548    421,771
          *Gerresheimer AG...........................  5,778    279,343
           Gerry Weber International AG..............  1,050     68,349
           Gesco AG..................................    631     53,624
           GFK SE....................................  1,582     89,955
          #*Gigaset AG............................... 14,453     88,734
          #Gildemeister AG........................... 10,868    275,465
          #*Grammer AG...............................  1,752     48,984
          #Grenkeleasing AG..........................  1,404     83,842
          *H&R WASAG AG..............................  1,202     37,654
           Hamburger Hafen und Logistik AG...........    933     45,277
          #Hannover Rueckversicherung AG.............  5,855    353,711
          #*Heidelberger Druckmaschinen AG........... 34,965    156,035
          #Heidelberger Zement AG....................  7,232    553,012
           Henkel AG & Co. KGaA......................  1,143     64,916
           Hochtief AG...............................  1,845    174,811
          *Homag Group AG............................    168      4,067
           Indus Holding AG..........................  2,535     83,798
          #Infineon Technologies AG ADR.............. 71,560    811,490
           Interseroh SE.............................    497     37,380
          *IVG Immobilien AG......................... 15,461    130,477
          *Jenoptik AG............................... 11,659     95,754
           K&S AG....................................  1,066     86,096
           Kizoo AG..................................  1,753     22,633
          *Kloeckner & Co. SE........................ 12,016    431,445
          *Koenig & Bauer AG.........................    371      8,968
          #Kontron AG................................ 12,998    160,043
          #*Krones AG................................  2,060    166,663
           KSB AG....................................     37     33,043
          *Kuka AG...................................  4,102    111,809
           KWS Saat AG...............................    348     79,456
           Lanxess AG................................  6,296    576,049
          *Leoni AG..................................  5,913    325,557
           Linde AG..................................  1,001    180,146
          #Loewe AG..................................  2,395     22,313
          *LPKF Laser & Electronics AG...............    494     10,594
           MAN SE....................................  3,183    443,437
          #*Manz Automation AG.......................    978     68,420

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CONTINUED

                                                                  Shares  Value++
                                                                  ------  -----

GERMANY -- (Continued)...........................................
  #*Medigene AG..................................................  6,077 $ 18,308
   Medion AG.....................................................  3,623   52,206
  *Merck KGaA....................................................  3,260  345,228
  #Metro AG......................................................  1,104   81,025
  #MLP AG........................................................  6,737   66,839
  #*Morphosys AG.................................................  3,794  111,567
  #MTU Aero Engines Holding AG...................................  3,629  277,807
  #Muehlbauer Holding & Co. AG...................................    110    6,511
   Munchener Rueckversicherungs-Gesellschaft AG..................  1,851  305,331
   MVV Energie AG................................................    320   12,946
   Nemetschek AG.................................................    206    9,704
  #*Nordex SE....................................................  5,713   57,289
  #OHB Technology AG.............................................    406    7,704
  *Paion AG......................................................  2,436    7,702
  *Patrizia Immobilien AG........................................  5,394   40,302
   Pfeiffer Vacuum Technology AG.................................    740  102,780
  #*Pfleiderer AG................................................  6,234    6,461
  *Phoenix Solar AG..............................................  1,921   61,952
  *PNE Wind AG................................................... 12,493   40,180
   Porsche Automobil Holding SE..................................  6,160  445,266
   Praktiker Bau-und Heimwerkermaerkte Holding AG................ 18,082  214,021
   PSI AG fuer Produkte und Systeme der Informationstechnologie..  1,387   41,169
   Puma AG Rudolf Dassler Sport..................................    203   67,660
  #*Q-Cells SE................................................... 24,106  102,477
  *QIAGEN NV.....................................................  5,086  108,744
  *QSC AG........................................................ 16,029   60,982
   R Stahl AG....................................................    325   14,924
   Rational AG...................................................    372  102,771
   Repower Systems AG............................................     51   10,812
   Rheinmetall AG................................................  3,053  273,696
   Rhoen-Klinikum AG.............................................  8,882  203,158
  #*Roth & Rau AG................................................  3,472  119,055
  #RWE AG........................................................    338   22,050
   Salzgitter AG.................................................  4,880  382,643
  #*SGL Carbon SE................................................  8,682  461,941
  *Singulus Technologies AG...................................... 11,846   83,320
   Sixt AG.......................................................    701   35,339
  *SKW Stahl-Metallurgie Holding AG..............................    282    8,047
  *Sky Deutschland AG............................................ 75,365  331,098
  #Software AG...................................................  1,142  216,143
  #*Solar Millennium AG..........................................  2,702   82,786
  #*Solarworld AG................................................ 15,913  254,658
  #*Solon SE.....................................................  2,458   14,446
   Stada Arzneimittel AG.........................................  5,750  254,230
   Stratec Biomedical Systems AG.................................    386   17,394
   Suedzucker AG.................................................  6,185  190,676
  *Suss Microtec AG..............................................  3,323   57,660
   Symrise AG....................................................  5,966  196,373
  *TAG Immobilien AG.............................................  1,700   18,102
  #Takkt AG......................................................    774   13,325
   Telegate AG...................................................    577    7,393
   ThyssenKrupp AG............................................... 11,447  526,279
  *Tipp24 SE.....................................................    290   13,927
   Tognum AG.....................................................  3,370  129,166
  #*TUI AG....................................................... 23,032  294,038
   United Internet AG............................................  4,184   81,857
  *Verbio AG.....................................................  1,930   12,111
  *Versatel AG...................................................    311    3,133
  #Volkswagen AG.................................................    582  103,642
   Vossloh AG....................................................  1,027  147,682
  *VTG AG........................................................  1,420   36,265

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CONTINUED

                                                                                      Shares     Value++
                                                                                      ------     -----

GERMANY -- (Continued)..............................................................
   Wacker Chemie AG.................................................................     249 $    61,649
  *Wacker Neuson SE.................................................................   2,164      41,493
  *Washtec AG.......................................................................   5,709      93,550
   Wincor Nixdorf AG................................................................     942      77,856
   Wirecard AG......................................................................   5,519     105,361
  *XING AG..........................................................................      84       5,971
   Zhongde Waste Technology AG......................................................     700       9,356
                                                                                             -----------
TOTAL GERMANY.......................................................................          28,032,207
                                                                                             -----------

GREECE -- (0.8%)....................................................................
  *Agricultural Bank of Greece S.A..................................................  37,863      25,750
   Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..  13,244       3,542
  *Alpha Bank A.E...................................................................  61,637     359,329
  *Anek Lines S.A...................................................................  13,184       3,707
  *Attica Bank S.A..................................................................   7,104       9,257
   Bank of Cyprus Public Co.........................................................  32,578     118,798
   Bank of Greece S.A...............................................................   2,164     101,607
   Coca-Cola Hellenic Bottling Co. S.A..............................................   9,180     253,850
   Coca-Cola Hellenic Bottling Co. S.A. ADR.........................................   1,600      44,656
   Diagnostic & Therapeutic Center of Athens Hygeia S.A.............................  22,441      14,363
  *EFG Eurobank Ergasias S.A........................................................  42,726     240,492
   Ellaktor S.A.....................................................................  34,782     157,647
  *Emporiki Bank of Greece S.A......................................................   2,580       4,652
   EYDAP Athens Water Supply & Sewage Co. S.A.......................................   3,597      28,125
  *Folli Follie Group S.A...........................................................   3,941      74,425
  *Forthnet S.A.....................................................................  10,853       7,404
   Fourlis Holdings S.A.............................................................   6,512      53,607
   Frigoglass S.A...................................................................   2,761      46,848
   GEK Terna S.A....................................................................  17,522      63,578
  *Geniki Bank S.A..................................................................   2,315       4,308
   Hellenic Exchanges S.A...........................................................  12,347      98,720
   Hellenic Petroleum S.A...........................................................  14,603     155,573
   Hellenic Telecommunication Organization Co. S.A. Sponsored ADR...................   4,500      26,235
   Heracles General Cement Co. S.A..................................................   2,107      13,111
   Iaso S.A.........................................................................   4,628       8,112
  *Intracom Holdings S.A............................................................  16,398      10,923
  *Intralot S.A. Integrated Lottery Systems & Services..............................  31,351     111,869
   J&P-Avax S.A.....................................................................   1,561       2,518
   JUMBO S.A........................................................................  16,136     130,027
  *Lamda Development S.A............................................................   2,665      14,952
   Marfin Investment Group S.A...................................................... 188,280     197,969
  *Marfin Popular Bank PCL.......................................................... 107,503     130,521
   Metka S.A........................................................................   7,022      93,999
   Michaniki S.A....................................................................   4,019       1,725
   Motor Oil (Hellas) Corinth Refineries S.A........................................  10,401     137,903
  *Mytilineos Holdings S.A..........................................................  25,204     200,683
  *National Bank of Greece S.A......................................................  99,436     768,895
   National Bank of Greece S.A. ADR.................................................  41,442      65,893
   OPAP S.A.........................................................................   1,860      39,384
  *Piraeus Bank S.A................................................................. 147,962     240,859
  *Piraeus Port Authority S.A.......................................................     214       4,658
  *Proton Bank S.A..................................................................   1,750       1,477
  *Public Power Corp. S.A...........................................................   2,464      40,771
   Sarantis S.A.....................................................................   1,038       5,117
  *Sidenor Steel Products Manufacturing Co. S.A.....................................   7,296      29,446
  *Teletypos S.A. Mega Channel......................................................   1,037       3,076
   Terna Energy S.A.................................................................  11,267      51,691
   Titan Cement Co. S.A.............................................................   7,567     201,803
  *TT Hellenic Postbank S.A.........................................................  41,223     177,134
  *Viohalco S.A.....................................................................  18,808     111,489
                                                                                             -----------
TOTAL GREECE........................................................................           4,692,478
                                                                                             -----------

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
                                                             Shares  Value++
                                                             ------  -----

    HONG KONG -- (2.3%)..................................
       AAC Acoustic Technologies Holdings, Inc...........     8,000 $ 21,057
       Alco Holdings, Ltd................................    68,000   31,020
       Allied Group, Ltd.................................     6,000   20,580
       Allied Properties, Ltd............................   650,540  129,113
      *Apac Resources, Ltd...............................   820,000   47,560
      *APT Satellite Holdings, Ltd.......................    52,000   19,062
      #*Artel Solutions Group Holdings, Ltd..............   525,000   20,295
      *Artini China Co., Ltd.............................   196,000    9,098
       Asia Financial Holdings, Ltd......................    98,000   44,391
       Asia Satellite Telecommunications Holdings, Ltd...    27,000   57,213
       Asia Standard International Group, Ltd............   230,000   52,550
      *Associated International Hotels, Ltd..............     8,000   17,317
       Aupu Group Holding Co., Ltd.......................   138,000   16,211
      #Bank of East Asia, Ltd............................    26,869  111,420
      *Birmingham International Holdings, Ltd............   326,000    8,735
       BOC Hong Kong Holdings, Ltd.......................     9,000   28,292
      #*Bonjour Holdings, Ltd............................   168,000   29,287
       Bossini International Holdings, Ltd...............   160,000   18,153
      #*Burwill Holdings, Ltd............................   774,000   45,410
       Cafe de Coral Holdings, Ltd.......................     8,000   18,613
      *Capital Estate, Ltd...............................   456,500   22,120
      #Cathay Pacific Airways, Ltd.......................    35,000   87,728
       CCT Telecom Holdings, Ltd.........................     6,000      774
       Celestial Asia Securities Holdings, Ltd...........   366,000   24,469
       Century City International Holdings, Ltd..........   213,200   16,226
       Century Sunshine Group Holdings, Ltd..............   200,000    6,568
      *Chaoyue Group, Ltd................................    15,000      773
       Cheung Kong Holdings, Ltd.........................    31,000  489,256
       Cheung Kong Infrastructure Holdings, Ltd..........    11,000   53,661
       Chevalier International Holdings, Ltd.............    20,000   27,277
       Chevalier Pacific Holdings, Ltd...................   160,000    5,357
      *China Boon Holdings, Ltd..........................   300,000   13,733
      *China Energy Development Holdings, Ltd............   232,000    8,520
      *China Flavors & Fragrances Co., Ltd...............    16,082    3,698
      *China Infrastructure Investment, Ltd..............   532,000   19,205
      *China Mandarin Holdings, Ltd......................   425,600   21,400
       China Metal International Holdings, Ltd...........   162,000   50,000
      *China Ocean Shipbuilding Industry Group, Ltd......   125,000    2,821
      *China Pipe Group, Ltd............................. 2,320,000   12,597
      *China Public Procurement, Ltd.....................   148,000   12,959
      *China Renji Medical Group, Ltd.................... 1,318,000   10,183
      *China Solar Energy Holdings, Ltd..................   640,000   10,541
      *China Strategic Holdings, Ltd.....................   295,000    8,451
       China Taisan Technology Group Holdings, Ltd.......    69,000    8,753
      #*China Timber Resources Group, Ltd................ 1,100,000   45,367
       China Ting Group Holdings, Ltd....................   162,000   23,183
      *China WindPower Group, Ltd........................   260,000   27,147
      *China Yunnan Tin Minerals Group Co., Ltd.......... 1,195,200   14,639
       Chong Hing Bank, Ltd..............................     8,000   20,455
       Chow Sang Sang Holdings, Ltd......................    40,000  110,084
       Chu Kong Shipping Development Co., Ltd............   170,000   40,502
      *Chuang's China Investments, Ltd...................   375,000   26,603
       Chuang's Consortium International, Ltd............   266,925   36,867
      #Citic 1616 Holdings, Ltd..........................   103,000   29,374
      *CK Life Sciences International Holdings, Inc......   648,000   44,306
      *CNT Group, Ltd....................................   406,000   18,867
       Continental Holdings, Ltd.........................   640,000   12,962
      *Cosmos Machinery Enterprises, Ltd.................   162,000   23,430
      *CP Lotus Corp.....................................   260,000   10,519
       Cross-Harbour Holdings, Ltd. (The)................     7,000    6,215
      *CSI Properties, Ltd............................... 1,340,000   45,794

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
                                                               Shares  Value++
                                                               ------  -----

  HONG KONG -- (Continued).................................
    *CST Mining Group, Ltd................................. 1,968,000 $ 52,532
    *Culture Landmark Investment, Ltd......................   792,000   18,968
     Dah Sing Banking Group, Ltd...........................    39,160   63,481
     Dah Sing Financial Holdings, Ltd......................    19,800  124,618
    *Dan Form Holdings Co., Ltd............................   104,000   10,996
    *DBA Telecommunication Asia Holdings, Ltd..............    76,000   16,853
    *Dejin Resources Group Co., Ltd........................   134,000    3,733
     Dickson Concepts International, Ltd...................    76,500   60,676
     Eagle Nice International Holdings, Ltd................    84,000   23,605
     EcoGreen Fine Chemicals Group, Ltd....................     4,000    1,332
     Emperor Entertainment Hotel, Ltd......................    25,000    5,253
     Emperor International Holdings, Ltd...................   165,750   36,144
    *Emperor Watch & Jewellery, Ltd........................    50,000    7,303
    *ENM Holdings, Ltd.....................................   172,000   15,788
    *EPI Holdings, Ltd..................................... 2,180,000   14,639
     Esprit Holdings, Ltd..................................     4,567   19,001
    *eSun Holdings, Ltd....................................   198,000   71,320
     EVA Precision Industrial Holdings, Ltd................    38,000   32,632
     Far East Consortium International, Ltd................   131,000   32,464
     First Pacific Co., Ltd................................   211,200  198,960
     Fong's Industries Co., Ltd............................     8,000    5,119
     Fountain SET Holdings, Ltd............................   134,000   33,683
    #*Foxconn International Holdings, Ltd..................   103,000   60,886
    *Frasers Property China, Ltd...........................   124,000    3,103
    *Freeman Corp., Ltd....................................   265,000    8,714
     Fubon Bank Hong Kong, Ltd.............................    30,000   19,817
    #*Galaxy Entertainment Group, Ltd......................    51,000   91,719
    #*Genting Hong Kong, Ltd...............................   400,000  172,778
     Get Nice Holdings, Ltd................................   304,000   22,753
     Giordano International, Ltd...........................   242,000  174,825
    *Global Green Tech Group, Ltd..........................   198,000    3,166
     Glorious Sun Enterprises, Ltd.........................   122,000   49,982
    *Golden Resorts Group, Ltd.............................   388,000   59,527
     Golden Resources Development International, Ltd.......    90,000    6,037
    *Goldin Properties Holdings, Ltd.......................    86,000   41,495
     Great Eagle Holdings, Ltd.............................    37,788  134,553
    *G-Resources Group, Ltd................................    27,000    2,089
     Guangnan Holdings, Ltd................................   194,000   39,789
    *Guojin Resources Holdings, Ltd........................   156,000    4,066
     Haitong International Securities Group, Ltd...........    28,270   18,585
     Hang Lung Group, Ltd..................................    53,000  357,142
     Hang Lung Properties, Ltd.............................    19,000   84,601
     Hang Seng Bank, Ltd...................................     2,600   40,705
     Hang Ten Group Holdings, Ltd..........................   116,000   31,127
    *Hannstar Board International Holdings, Ltd............   152,000   16,679
     Harbour Centre Development, Ltd.......................    32,000   46,171
    #Henderson Land Development Co., Ltd...................    29,066  199,502
     HKR International, Ltd................................    86,400   50,471
     Hon Kwok Land Investment Co., Ltd.....................    62,000   23,478
     Hong Kong & China Gas Co., Ltd........................    14,000   34,771
     Hong Kong & Shanghai Hotels, Ltd......................    79,500  140,238
     Hong Kong Ferry Holdings, Ltd.........................    24,000   22,957
    *Hongkong Chinese, Ltd.................................   164,000   35,862
     Hopewell Holdings, Ltd................................    71,000  214,690
    #*Huafeng Group Holdings, Ltd..........................   228,000   11,765
     Hung Hing Printing Group, Ltd.........................   150,000   60,814
    *Hutchison Harbour Ring, Ltd...........................   180,000   20,648
    *Hutchison Telecommunications Hong Kong Holdings, Ltd..   238,000   74,870
     Hutchison Whampoa, Ltd................................    41,000  469,426
    *I-Cable Communications, Ltd...........................   100,000   10,459
    *IDT International, Ltd................................   434,000   11,659

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
                                                               Shares  Value++
                                                               ------  -----

 HONG KONG -- (Continued)..................................
   *International Resources Enterprise, Ltd................    28,000 $  6,300
    IPE Group, Ltd.........................................   195,000   37,235
    IT, Ltd................................................    74,000   59,723
   *Jinhui Holdings, Ltd...................................    41,000    9,771
   *Jiuzhou Development Co., Ltd...........................   178,000   14,905
   *JLF Investment Co., Ltd................................   120,000   11,626
    Johnson Electric Holdings, Ltd.........................   266,000  164,127
    K Wah International Holdings, Ltd......................   142,000   56,650
   *Kam Hing International Holdings, Ltd...................   218,000   28,720
    Kantone Holdings, Ltd..................................   420,000    5,354
    Keck Seng Investments (Hong Kong), Ltd.................    48,000   24,141
    Kerry Properties, Ltd..................................    46,500  248,950
    Kin Yat Holdings, Ltd..................................    12,000    4,252
   *King Stone Energy Group, Ltd...........................   980,000   23,723
    Kingmaker Footwear Holdings, Ltd.......................   184,000   40,311
   *Kiu Hung Energy Holdings, Ltd..........................   390,000   12,392
   *Ko Yo Ecological Agrotech Group, Ltd................... 1,300,000   34,352
   *Kowloon Development Co., Ltd...........................    94,000  124,401
   *KTP Holdings, Ltd......................................    34,000    6,166
   *Lai Sun Development Co., Ltd........................... 1,720,000   58,853
   *Lai Sun Garment International, Ltd.....................   138,000   17,822
    Lerado Group Holdings Co., Ltd.........................   218,000   38,801
    Li Heng Chemical Fibre Technologies, Ltd...............   231,000   33,116
    Lifestyle International Holdings, Ltd..................    18,000   51,576
   *Lippo China Resources, Ltd.............................   304,000    9,807
    Lippo, Ltd.............................................    63,000   30,449
   *Lisi Group Holdings, Ltd...............................   420,000   26,445
    Liu Chong Hing Investment, Ltd.........................    16,000   22,533
   *Longrun Tea Group Co., Ltd.............................   170,000   13,158
   #Luk Fook Holdings International, Ltd...................    22,000   81,722
    Luks Industrial Group, Ltd.............................     4,000    1,287
   *Lung Cheong International Holdings, Ltd................   324,000   16,705
    Lung Kee (Bermuda) Holdings, Ltd.......................    38,000   25,741
    Man Yue Technology Holdings, Ltd.......................    42,000   11,666
   *Mei Ah Entertainment Group, Ltd........................   600,000   15,079
    Melco International Development, Ltd...................   104,000   88,461
    Midland Holdings, Ltd..................................    36,000   27,881
   *Midland IC&I, Ltd...................................... 3,550,000   32,985
   *Ming Fai International Holdings, Ltd...................   126,000   37,434
   #*Ming Fung Jewellery Group, Ltd........................   336,000   41,195
    Miramar Hotel & Investment Co., Ltd....................    18,000   22,031
   *Mongolia Energy Corp, Ltd..............................   183,000   43,128
    MTR Corp., Ltd.........................................     5,025   18,348
   #Neo-Neon Holdings, Ltd.................................    64,000   23,493
   *New Smart Energy Group, Ltd............................   450,000    5,227
   *New Times Energy Corp, Ltd............................. 1,338,000   27,250
    New World Development Co., Ltd.........................   167,504  294,791
   #Neway Group Holdings, Ltd..............................   900,000   41,769
   *NewOcean Green Energy Holdings, Ltd....................   136,000   26,668
   *Next Media, Ltd........................................    62,000    7,673
   *North Asia Resources Holdings, Ltd.....................    95,000   13,114
    NWS Holdings, Ltd......................................   103,940  153,017
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd..   395,000   24,240
   *Orient Overseas International, Ltd.....................    22,000  168,691
    Oriental Watch Holdings, Ltd...........................   110,000   60,359
    Pacific Andes International Holdings, Ltd..............   207,308   33,968
   #Pacific Basin Shipping, Ltd............................   256,000  158,843
    Pacific Century Premium Developments, Ltd..............    72,000   13,750
    Paliburg Holdings, Ltd.................................   108,000   42,483
    Pan Asia Environmental Protection Group, Ltd...........    78,000   14,180
    PCCW, Ltd..............................................   167,000   66,312

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CONTINUED

                                                                Shares  Value++
                                                                ------  -----

 HONG KONG -- (Continued)...................................
   *Pearl Oriental Innovation, Ltd..........................   149,000 $ 24,210
    Pico Far East Holdings, Ltd.............................    40,000    7,834
   *PME Group, Ltd..........................................    80,000    5,783
   *PNG Resources Holdings, Ltd.............................   944,000   32,265
   *Polytec Asset Holdings, Ltd.............................   435,000   66,167
    Public Financial Holdings, Ltd..........................    48,000   30,000
   *PYI Corp., Ltd..........................................   992,000   40,999
    Regal Hotels International Holdings, Ltd................   172,000   77,392
   *Rising Development Holdings, Ltd........................    74,000   15,414
    Royale Furniture Holdings, Ltd..........................    52,000   24,584
    Samling Global, Ltd.....................................   508,000   70,322
    Samson Paper Holdings, Ltd..............................   316,000   22,051
    SEA Holdings, Ltd.......................................    62,000   39,388
    Shangri-La Asia, Ltd....................................    73,666  205,659
   #Shenyin Wanguo, Ltd.....................................    50,000   21,973
   *Shougang Concord Grand Group, Ltd.......................   184,000    9,737
   *Shougang Concord Technology Holdings, Ltd...............   130,000    6,697
    Shui On Construction & Materials, Ltd...................    30,000   40,438
   #Shun Tak Holdings, Ltd..................................   150,000   93,727
    Sing Tao News Corp., Ltd................................   124,000   37,310
   *Singamas Container Holdings, Ltd........................   340,000  156,422
   *Sino Dragon New Energy Holdings, Ltd....................   400,000   50,507
   #Sino Land Co., Ltd......................................   167,611  296,458
   #*Sino-Tech International Holdings, Ltd..................   400,000    8,818
   #*Sinotel Technologies, Ltd..............................    90,000   19,916
    SmarTone Telecommunications Holdings, Ltd...............    65,000  100,545
    Solomon Systech International, Ltd......................   472,000   26,194
    South China (China), Ltd................................   480,000   41,378
    Stella International Holdings, Ltd......................    20,000   45,427
   *Suga International Holdings, Ltd........................    68,000   22,620
    Sun Hung Kai & Co., Ltd.................................   112,161   95,373
    Sun Hung Kai Properties, Ltd............................    28,000  439,996
   *Superb Summit International Timber Co., Ltd.............   313,000   13,111
   *Sustainable Forest Holdings, Ltd........................   360,000   26,963
   *Tack Hsin Holdings, Ltd.................................    48,000   20,213
    Tai Cheung Holdings, Ltd................................    75,000   56,366
   #Techtronic Industries Co., Ltd..........................   130,500  178,795
   *Texhong Textile Group, Ltd..............................    36,000   34,602
    Texwinca Holdings, Ltd..................................    18,000   20,311
   #*Titan Petrochemicals Group, Ltd........................   620,000   51,158
   *Tomorrow International Holdings, Ltd....................   390,000   17,608
    Tongda Group Holdings, Ltd.............................. 1,070,000   53,173
   *Tonic Industries Holdings, Ltd..........................    14,000    1,843
    Top Form International, Ltd.............................   172,000   14,203
   *Town Health International Investments, Ltd..............    76,000   12,230
    Transport International Holdings, Ltd...................    23,600   74,418
   *TSC Group Holdings, Ltd.................................    45,000   14,275
    Tse Sui Luen Jewellery International, Ltd...............    28,000   25,589
   #*United Laboratories International Holdings, Ltd. (The).    22,000   37,038
   *Value Convergence Holdings, Ltd.........................   112,000   25,975
    Value Partners Group, Ltd...............................    13,000   11,725
   *Vantage International Holdings, Ltd.....................    90,000   10,770
    Varitronix International, Ltd...........................    81,000   55,374
    Victory City International Holdings, Ltd................   327,094   73,059
    Vitasoy International Holdings, Ltd.....................   100,000   85,957
   *Vongroup, Ltd...........................................   175,000    1,444
   *VST Holdings, Ltd.......................................    62,000   17,707
    VTech Holdings, Ltd.....................................     3,000   34,148
    Water Oasis Group, Ltd..................................   104,000   15,436
    Wharf Holdings, Ltd.....................................    38,000  279,836
    Wheelock & Co., Ltd.....................................    62,000  257,236

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CONTINUED

                                                            Shares     Value++
                                                            ------     -----

  HONG KONG -- (Continued)..............................
     Win Hanverky Holdings, Ltd.........................   100,000 $    13,140
    #Wing Hang Bank, Ltd................................     7,000      78,396
    *Wing Hing International Holdings, Ltd..............   630,000      45,473
     Wing On Co. International, Ltd.....................    30,000      63,576
    *Wing Tai Properties, Ltd...........................   124,000      51,879
    *Winteam Pharmaceutical Group, Ltd..................   200,000      35,841
     Xingye Copper International Group, Ltd.............    61,000      12,669
    *Xinyi Glass Holdings, Ltd..........................    76,000      91,789
     YGM Trading, Ltd...................................     2,000       4,789
     Yue Yuen Industrial Holdings, Ltd..................    24,000      82,757
     Yugang International, Ltd.......................... 1,900,000      18,601
    *ZZNode Technologies Co., Ltd.......................    28,000       2,304
                                                                   -----------
  TOTAL HONG KONG.......................................            12,972,311
                                                                   -----------

  IRELAND -- (0.7%).....................................
    *Aer Lingus Group P.L.C.............................    61,198      74,770
    *Allied Irish Banks P.L.C...........................    61,456      21,036
    *Anglo Irish Bank Corp. P.L.C.......................   105,210      33,816
     Bank of Ireland P.L.C. Sponsored ADR...............    47,310      94,620
     C&C Group P.L.C....................................    38,954     199,591
     CRH P.L.C..........................................     8,359     207,499
    #CRH P.L.C. Sponsored ADR...........................    30,534     761,823
     DCC P.L.C..........................................    14,241     474,670
    *Dragon Oil P.L.C...................................    41,441     384,515
    *Elan Corp. P.L.C...................................     4,564      36,689
    *Elan Corp. P.L.C. Sponsored ADR....................     8,300      67,230
     FBD Holdings P.L.C.................................     4,599      49,378
     Glanbia P.L.C......................................     6,572      42,359
    *Governor & Co. of the Bank of Ireland P.L.C. (The).        17           7
     Grafton Group P.L.C................................    35,291     185,517
     Greencore Group P.L.C..............................    67,336     109,684
    *Independent News & Media P.L.C.....................     1,274       1,104
    *Kenmare Resources P.L.C............................    71,237      54,167
     Kerry Group P.L.C..................................     5,072     210,080
     Kingspan Group P.L.C...............................    24,842     242,496
     Paddy Power P.L.C..................................     3,568     174,339
    *Smurfit Kappa Group P.L.C..........................    19,430     264,519
     United Drug P.L.C..................................    41,528     143,227
                                                                   -----------
  TOTAL IRELAND.........................................             3,833,136
                                                                   -----------

  ISRAEL -- (0.7%)......................................
    *Africa Israel Investments, Ltd.....................     7,982      68,412
     Alon Holdings Blue Square Israel, Ltd..............     1,554      15,640
    *AL-ROV Israel, Ltd.................................     1,019      39,527
    *Alvarion, Ltd......................................     9,464      16,555
    *AudioCodes, Ltd....................................     4,091      25,363
    *Bank Hapoalim B.M..................................   103,202     542,711
     Bank Leumi Le-Israel B.M...........................    78,573     408,796
     Bezeq Israeli Telecommunication Corp., Ltd.........    18,103      53,780
     Cellcom Israel, Ltd................................       515      16,559
    *Ceragon Networks, Ltd..............................     1,993      25,308
    *Clal Biotechnology Industries, Ltd.................     1,815      11,386
     Clal Industries & Investments, Ltd.................     8,743      70,129
     Clal Insurance Enterprises Holdings, Ltd...........     2,210      62,600
    *DS Apex Holdings, Ltd..............................       436       2,831
    *El Al Israel Airlines, Ltd.........................    20,167       7,606
    *Elbit Medical Imaging, Ltd.........................     1,183      14,163
     Elbit Systems, Ltd.................................       879      49,891
     Electra (Israel), Ltd..............................       122      14,829
    *Elron Electronic Industries, Ltd...................     1,825      10,950
    *EZchip Semiconductor, Ltd..........................     1,999      63,370

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
                                                             Shares    Value++
                                                             ------    -----

  ISRAEL -- (Continued)....................................
     First International Bank of Israel, Ltd...............   3,089 $   47,557
    *Formula Systems, Ltd..................................     480      9,666
    *Frutarom Industries, Ltd..............................   4,837     53,142
    *Fundtech, Ltd.........................................     481      8,481
    *Gilat Satellite Networks, Ltd.........................   2,176     10,556
    *Given Imaging, Ltd....................................   1,795     38,091
     Golf & Co., Ltd.......................................   2,258     11,944
     Granite Hacarmel Investments, Ltd.....................  12,581     26,448
    *Hadera Paper, Ltd.....................................     183     14,830
     Harel Insurance Investments & Finances, Ltd...........   1,188     70,951
    *Hot Telecommunications Systems, Ltd...................   3,182     57,451
     Israel Chemicals, Ltd.................................   5,296     93,998
    *Israel Discount Bank, Ltd.............................  74,601    157,899
     Israel Land Development Co., Ltd. (The)...............   1,106     10,968
     Ituran Location & Control, Ltd........................   2,289     36,957
    *Jerusalem Oil Exploration, Ltd........................   1,054     23,019
    *Kamada, Ltd...........................................     897      8,023
     Maabarot Products, Ltd................................   2,142     28,195
    *Makhteshim-Agan Industries, Ltd.......................  14,615     78,871
    *Mellanox Technologies, Ltd............................   1,981     55,401
    *Menorah Mivtachim Holdings, Ltd.......................   3,087     41,304
    *Migdal Insurance & Financial Holding, Ltd.............  30,975     58,561
     Mizrahi Tefahot Bank, Ltd.............................   9,312    103,370
    *Naphtha Israel Petroleum Corp., Ltd...................   3,799     15,950
    *Ness Technologies, Inc................................   1,224      8,073
     NetVision, Ltd........................................   1,967     27,083
    *NICE Systems, Ltd. Sponsored ADR......................   3,569    136,086
    *Nitsba Holdings 1995, Ltd.............................     480      5,140
    *Oil Refineries, Ltd...................................  67,422     50,505
     Ormat Industries, Ltd.................................   8,240     59,401
     Osem Investments, Ltd.................................     395      6,908
     Partner Communications Co., Ltd.......................   1,214     23,023
     Paz Oil Co., Ltd......................................     158     29,295
    *Phoenix Holdings, Ltd. (The)..........................  12,198     44,388
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...     783     31,470
    *Retalix, Ltd..........................................   1,391     20,112
     Scailex Corp, Ltd.....................................     614     12,103
     Shikun & Binui, Ltd...................................   8,983     26,161
    *Suny Electronic, Ltd..................................   2,242     27,644
     Super-Sol, Ltd. Series B..............................   3,148     19,682
     Teva Pharmaceutical Industries, Ltd. Sponsored ADR....  12,719    581,640
    *Tower Semiconductor, Ltd..............................   9,386     12,803
     Union Bank of Israel, Ltd.............................   3,077     15,760
                                                                    ----------
  TOTAL ISRAEL.............................................          3,719,316
                                                                    ----------

  ITALY -- (2.3%)..........................................
    #*A.S. Roma SpA........................................  15,048     18,411
     A2A SpA...............................................  12,377     22,354
    *ACEA SpA..............................................   5,709     73,697
     Acegas-APS SpA........................................   2,087     13,615
    *Aedes SpA............................................. 131,531     33,792
    #Alerion Cleanpower SpA................................   9,673      8,024
     Amplifon SpA..........................................  10,160     62,421
     Ansaldo STS SpA.......................................   5,601     86,565
    *Arnoldo Mondadori Editore SpA.........................  21,374     90,570
     Ascopiave SpA.........................................   8,381     20,939
     Assicurazioni Generali SpA............................   3,705     88,788
     Astaldi SpA...........................................   8,235     71,814
     Atlantia SpA..........................................   1,449     35,663
    *Autogrill SpA.........................................   6,656     95,423
     Azimut Holding SpA....................................  10,087    128,987

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
                                                          Shares  Value++
                                                          ------  -----

       ITALY -- (Continued).............................
         #Banca Carige SpA..............................  47,920 $116,150
          Banca Generali SpA............................  10,174  170,826
          Banca IFIS SpA................................   2,938   22,934
         #*Banca Monte Dei Paschi di Siena SpA.......... 198,995  269,645
         #Banca Piccolo Credito Valtellinese Scarl......  60,234  287,057
         *Banca Popolare dell'Emilia Romagna Scrl.......  23,039  281,689
         *Banca Popolare dell'Etruria e del Lazio Scarl.  10,461   44,076
         #Banca Popolare di Milano Scarl................  52,397  179,319
         *Banca Popolare di Sondrio Scarl...............  14,291  123,958
         *Banca Profilo SpA.............................  35,778   20,289
          Banco di Desio e della Brianza SpA............   8,503   47,904
          Banco Popolare Scarl..........................  62,079  184,137
          BasicNet SpA..................................   6,641   26,449
          Benetton Group SpA............................  10,770   87,457
         *Biesse SpA....................................   5,368   59,609
          Brembo SpA....................................   6,992   95,541
         *Brioschi Sviluppo Immobiliare SpA.............  10,866    2,417
          Bulgari SpA...................................   4,904   89,321
         *Buongiorno SpA................................  30,662   64,699
         #Buzzi Unicem SpA..............................  11,031  170,592
         #*C.I.R. SpA - Compagnie Industriali Riunite...  88,565  232,284
         *Cairo Communication SpA.......................   3,024   14,502
          Caltagirone Editore SpA.......................   9,089   23,049
          Cementir Holding SpA..........................  16,910   54,303
         #Credito Artigiano SpA.........................   7,928   15,870
          Credito Bergamasco SpA........................     474   17,398
          Credito Emiliano SpA..........................  18,680  128,768
          Danieli & Co. SpA.............................   1,971   62,789
         *Datalogic SpA.................................   2,965   25,597
          Davide Campari - Milano SpA...................  23,376  168,308
          De Longhi SpA.................................   4,556   58,303
         *DeA Capital SpA...............................  39,176   90,417
          DiaSorin SpA..................................   3,048  147,186
         *Digital Multimedia Technologies SpA...........   1,405   44,470
         *EEMS Italia SpA...............................   9,232   19,229
         *Elica SpA.....................................     728    1,779
          Engineering Ingegneria Informatica SpA........      46    1,648
          Eni SpA.......................................   5,441  145,676
          Eni SpA Sponsored ADR.........................   2,100  112,854
          ERG SpA.......................................  10,782  159,390
          Esprinet SpA..................................   3,327   28,710
         *Eurotech SpA..................................  13,712   48,181
          Falck Renewables SpA..........................   9,013   20,722
         *Fiat Industrial SpA...........................  14,447  214,624
          Fiat SpA......................................  14,447  154,273
         *Finmeccanica SpA..............................  49,417  667,699
         #Fondiaria - SAI SpA...........................  14,231  132,283
         *Gemina SpA.................................... 123,796  128,297
          Geox SpA......................................   9,550   67,528
         *Gruppo Coin SpA...............................   5,257   53,448
         *Gruppo Editoriale L'Espresso SpA..............  25,161   78,154
          Hera SpA......................................  32,394   81,950
         #Immsi SpA.....................................  21,221   27,560
         *Impregilo SpA.................................  75,195  257,969
         #Indesit Co. SpA...............................   5,641   74,357
          Industria Macchine Automatiche SpA............     132    2,845
         *Interpump Group SpA...........................   7,628   68,928
          Intesa Sanpaolo SpA........................... 130,459  433,314
          Iren SpA......................................  24,844   51,310
         #Italcementi SpA...............................  10,562  115,784
          Italmobiliare SpA.............................   1,432   62,628

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
                                                         Shares     Value++
                                                         ------     -----

     ITALY -- (Continued)..............................
       *Juventus Football Club SpA.....................   3,670 $     4,523
       #*Kerself SpA...................................   3,071      12,742
       *KME Group SpA..................................  36,247      19,397
       #*Landi Renzo SpA...............................   8,045      29,502
        Lottomatica SpA................................   3,813      85,150
        Luxottica Group SpA Sponsored ADR..............     300       9,957
        Maire Tecnimont SpA............................  53,126     222,741
        MARR SpA.......................................   1,671      21,941
        Mediaset SpA...................................  15,919     106,059
        Mediobanca SpA.................................   7,393      84,201
        Mediolanum SpA.................................   3,408      20,037
       #Milano Assicurazioni SpA.......................  70,329     103,805
        Parmalat SpA................................... 151,680     574,317
        Piaggio & C. SpA...............................  25,137      98,304
        Pirelli & Co. SpA..............................  27,466     285,940
       *Poltrona Frau SpA..............................   2,894       5,496
       *Prelios SpA.................................... 183,278     143,791
       #*Premafin Finanziaria SpA......................  41,693      37,664
        Prysmian SpA...................................   9,582     226,185
        Recordati SpA..................................  16,583     175,501
        Reply SpA......................................     296       8,900
       *Sabaf SpA......................................     988      32,713
       *Safilo Group SpA...............................   7,917     151,220
        Saipem SpA.....................................     540      30,672
       *Saras SpA......................................  17,407      43,704
        SAVE SpA.......................................   7,283      87,270
       #*Seat Pagine Gialle SpA........................ 356,475      42,787
       *Snai SpA.......................................  15,797      56,945
        Societa Iniziative Autostradali e Servizi SpA..   8,046     103,636
        Societe Cattolica di Assicurazoni Scrl SpA.....   8,272     232,716
       #*Sogefi SpA....................................   1,729       7,250
        Sol SpA........................................      99         841
       *Sorin SpA......................................  63,354     182,102
       *Telecom Italia Media SpA....................... 217,081      63,718
       #Telecom Italia SpA.............................   6,273       9,432
        Telecom Italia SpA Sponsored ADR...............  32,914     494,697
        Terna Rete Elettrica Nazionale SpA.............  11,417      57,159
        Tod's SpA......................................     549      74,553
        Trevi Finanziaria SpA..........................   4,862      78,982
        UniCredit SpA.................................. 222,128     572,050
       #Unione di Banche Italiane ScpA.................  54,375     487,407
       *Unipol Gruppo Finanziario SpA.................. 119,365      96,558
        Vianini Lavori SpA.............................   1,509       9,879
        Vittoria Assicurazioni SpA.....................   3,490      20,833
       *Zignago Vetro SpA..............................   2,507      20,617
                                                                -----------
     TOTAL ITALY.......................................          12,723,410
                                                                -----------

     JAPAN -- (15.2%)..................................
        77 Bank, Ltd. (The)............................  39,000     180,157
       *A&D Co., Ltd...................................   2,300       7,256
        Accordia Golf Co., Ltd.........................      55      35,474
        Achilles Corp..................................  12,000      17,188
        Adeka Corp.....................................  13,900     137,698
        Advantest Corp. ADR............................   1,800      35,766
        AEON Co., Ltd..................................  23,300     280,731
        Ahresty Corp...................................   3,500      25,872
        Ai Holdings Corp...............................   7,700      31,452
        Aica Kogyo Co., Ltd............................   5,800      76,763
        Aichi Bank, Ltd. (The).........................   1,200      71,776
        Aichi Corp.....................................  10,300      49,383
        Aichi Machine Industry Co., Ltd................  15,000      53,553

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
                                                         Shares  Value++
                                                         ------  -----

        JAPAN -- (Continued)...........................
          #Aichi Steel Corp............................  17,000 $103,086
           Aichi Tokei Denki Co., Ltd..................   5,000   17,384
           Aida Engineering, Ltd.......................  14,800   64,880
           Aigan Co., Ltd..............................   4,200   22,751
           Aiphone Co., Ltd............................   1,700   27,955
           Air Water, Inc..............................   3,000   36,267
           Airport Facilities Co., Ltd.................   6,100   23,644
           Aisan Industry Co., Ltd.....................   3,600   33,868
           Aisin Seiki Co., Ltd........................   3,500  123,451
           Ajinomoto Co., Inc..........................  33,000  366,999
           Akita Bank, Ltd. (The)......................  24,000   70,864
           Alconix Corp................................   1,000   29,936
           Alfresa Holdings Corp.......................   5,000  176,562
           Allied Telesis Holdings K.K.................  20,700   27,947
           Alpen Co., Ltd..............................   1,200   19,695
           Alpha Systems, Inc..........................   1,300   19,613
           Alpine Electronics, Inc.....................   4,600   57,777
           Alps Electric Co., Ltd......................   9,800   98,004
           Alps Logistics Co., Ltd.....................   2,000   20,231
           Altech Corp.................................     600    4,527
           Amada Co., Ltd..............................  31,000  248,958
           Amano Corp..................................  10,100   93,744
           Amiyaki Tei Co., Ltd........................       6   17,747
           Amuse, Inc..................................     200    2,200
          #Anritsu Corp................................   6,000   47,878
          *AOC Holdings, Inc...........................   9,000   60,187
          #AOI Electronic Co., Ltd.....................   1,000   17,408
           AOKI Holdings, Inc..........................   1,500   23,108
           Aomori Bank, Ltd. (The).....................  22,000   67,189
           Aoyama Trading Co., Ltd.....................   8,800  144,967
          #Aozora Bank, Ltd............................  87,000  188,453
           Arakawa Chemical Industries, Ltd............   2,600   23,862
           Arc Land Sakamoto Co., Ltd..................   3,500   48,523
           Arcs Co., Ltd...............................   4,400   68,153
           Argo Graphics, Inc..........................     500    6,326
          #Ariake Japan Co., Ltd.......................   3,200   54,059
           Arisawa Manufacturing Co., Ltd..............   6,500   32,285
           Aronkasei Co., Ltd..........................   8,000   53,033
           As One Corp.................................   3,100   62,541
          *Asahi Breweries, Ltd........................   2,000   37,572
           Asahi Co., Ltd..............................   2,700   55,752
          #Asahi Diamond Industrial Co., Ltd...........   3,000   62,404
           Asahi Holdings, Inc.........................   1,100   22,793
           Asahi Kasei Corp............................  20,000  138,245
           Asahi Kogyosha Co., Ltd.....................   2,000    8,719
           Asahi Organic Chemicals Industry Co., Ltd...  15,000   41,683
          *Asahi Tec Corp.............................. 213,000   74,698
          #Asatsu-DK, Inc..............................   4,500  118,081
          *Ashimori Industry Co., Ltd..................   6,000    9,220
           Asics Corp..................................   5,000   72,309
           ASKA Pharmaceutical Co., Ltd................   5,000   41,458
           Astellas Pharma, Inc........................   1,000   38,193
           Asunaro Aoki Construction Co., Ltd..........   3,500   18,155
          *Atom Corp...................................   4,000   11,721
           Atsugi Co., Ltd.............................  29,000   34,147
           Autobacs Seven Co., Ltd.....................   4,400  161,715
           Avex Group Holdings, Inc....................   3,700   45,994
          #Awa Bank, Ltd. (The)........................  24,000  149,954
           Bando Chemical Industries, Ltd..............  15,000   63,215
           Bank of Iwate, Ltd. (The)...................   2,000   75,815
           Bank of Kyoto, Ltd. (The)...................  18,000  166,807

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
                                                       Shares  Value++
                                                       ------  -----

          JAPAN -- (Continued)........................
             Bank of Nagoya, Ltd. (The)............... 19,000 $ 60,329
             Bank of Okinawa, Ltd. (The)..............  2,800  112,325
             Bank of Saga, Ltd. (The)................. 29,000   73,943
             Bank of the Ryukyus, Ltd.................  9,500  112,231
             Bank of Yokohama, Ltd. (The)............. 71,000  351,737
             Belc Co., Ltd............................  3,000   36,194
             Belluna Co., Ltd.........................  2,100   14,579
             Benesse Holdings, Inc....................    400   16,637
            *Best Denki Co., Ltd...................... 10,000   27,106
             Bic Camera, Inc..........................    104   47,551
             BML, Inc.................................    700   19,928
             Bookoff Corp.............................  2,500   17,349
             Bridgestone Corp.........................  1,200   26,504
            #Brother Industries, Ltd..................  6,400   98,001
             Bunka Shutter Co., Ltd................... 10,000   27,260
             CAC Corp.................................  5,800   46,728
            *Calsonic Kansei Corp..................... 13,000   52,975
             Canon Electronics, Inc...................  1,900   45,599
             Canon Marketing Japan, Inc...............  7,600   84,166
             Cawachi, Ltd.............................  2,200   42,072
            *Cedyna Financial Corp.................... 12,350   23,187
             Central Glass Co., Ltd................... 27,000  106,733
             Central Sports Co., Ltd..................    500    5,544
             Century Tokyo Leasing Corp...............  6,900  118,387
             Chiba Bank, Ltd. (The)................... 42,000  248,667
            *Chiba Kogyo Bank, Ltd. (The)............. 10,800   58,472
             Chino Corp...............................  4,000    9,980
             Chiyoda Co., Ltd.........................  4,200   55,641
             Chiyoda Corp.............................  2,000   19,909
             Chiyoda Integre Co., Ltd.................  3,600   48,490
             Chofu Seisakusho Co., Ltd................  2,600   63,360
             Chori Co., Ltd........................... 47,000   61,510
             Chubu Shiryo Co., Ltd....................  5,000   34,641
             Chudenko Corp............................  3,600   44,382
             Chuetsu Pulp & Paper Co., Ltd............ 20,000   35,034
             Chugai Ro Co., Ltd....................... 13,000   55,535
             Chugoku Bank, Ltd. (The)................. 15,000  174,814
             Chugoku Marine Paints, Ltd............... 11,000   93,014
            #Chukyo Bank, Ltd. (The).................. 18,000   41,259
            *Chuo Denki Kogyo Co., Ltd................  5,000   25,768
             Chuo Mitsui Trust Holdings, Inc.......... 80,310  276,486
             Chuo Spring Co., Ltd.....................  5,000   17,946
             Circle K Sunkus Co., Ltd.................  5,800   89,564
             Citizen Holdings Co., Ltd................ 27,300  165,306
             CKD Corp.................................  7,600   68,933
             Cleanup Corp.............................  4,000   28,202
             CMIC Co., Ltd............................    200    3,429
             CMK Corp................................. 12,800   52,638
             Coca-Cola Central Japan Co., Ltd.........  2,500   34,035
             Coca-Cola West Co., Ltd..................  6,600  136,688
             Cocokara fine, Inc.......................  1,700   36,453
            #Colowide Co., Ltd........................  4,000   22,191
             Computer Engineering & Consulting, Ltd...  1,700    8,504
             Comsys Holdings Corp..................... 15,200  159,055
             Corona Corp..............................  5,500   53,238
            #Cosmo Oil Co., Ltd....................... 58,000  191,453
             Credit Saison Co., Ltd................... 14,200  238,110
            #*CSK Corp................................  4,400   14,083
             Dai Nippon Printing Co., Ltd............. 34,000  407,863
             Dai Nippon Toryo, Ltd.................... 29,000   39,259
             Daibiru Corp.............................  7,400   58,710

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 JAPAN -- (Continued).........................................
    Daicel Chemical Industries, Ltd........................... 30,000 $193,491
    Dai-Dan Co., Ltd..........................................  4,000   23,240
    Daido Kogyo Co., Ltd...................................... 11,000   21,269
    Daido Metal Co., Ltd......................................  7,000   63,223
   #Daido Steel Co., Ltd...................................... 27,000  154,332
    Daidoh, Ltd...............................................  4,600   45,711
   #*Daiei, Inc. (The)........................................ 14,600   51,026
    Daifuku Co., Ltd..........................................  9,500   64,456
    Daihatsu Motor Co., Ltd...................................  3,000   48,461
    Daihen Corp............................................... 11,000   44,140
    Daiichi Jitsugyo Co., Ltd................................. 11,000   44,365
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd....................    700   34,319
    Daiichi Kogyo Seiyaku Co., Ltd............................ 11,000   33,882
    Daiichi Sankyo Co., Ltd...................................  2,000   39,299
    Daiken Corp............................................... 20,000   71,768
    Daiki Aluminium Industry Co., Ltd.........................  1,000    2,819
    Daikoku Denki Co., Ltd....................................  3,000   34,933
    Daikokutenbussan Co., Ltd.................................    400   12,942
   *Daikyo, Inc............................................... 10,000   16,131
    Dainichi Co., Ltd.........................................    800    6,215
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd... 18,000  100,946
    Dainippon Screen Manufacturing Co., Ltd................... 12,000  111,441
    Dainippon Sumitomo Pharma Co., Ltd........................  8,100   77,888
    Daio Paper Corp...........................................  9,000   65,099
    Daisan Bank, Ltd. (The)................................... 27,000   66,183
    Daiseki Co., Ltd..........................................    600   12,735
    Daishi Bank, Ltd. (The)................................... 38,000  119,898
    Daiso Co., Ltd............................................ 13,000   42,468
    Daisyo Corp...............................................  2,000   22,088
    Daito Electron Co., Ltd...................................  1,200    7,930
    Daiwa House Industry Co., Ltd............................. 27,000  327,137
    Daiwa Industries, Ltd.....................................  8,000   40,219
    Daiwa Securities Group, Inc............................... 91,447  394,687
   #Daiwabo Holdings Co., Ltd................................. 28,000   57,464
    DC Co., Ltd...............................................  3,400   10,114
   #DCM Holdings Co., Ltd.....................................  9,500   60,429
    Denki Kagaku Kogyo K.K.................................... 61,000  313,329
    Denki Kogyo Co., Ltd...................................... 12,000   57,271
    Denso Corp................................................  5,500  184,066
    Dentsu, Inc...............................................  1,600   42,552
    Denyo Co., Ltd............................................  5,100   70,009
    Descente, Ltd............................................. 15,000   63,393
    DIC Corp.................................................. 17,000   40,752
   #Disco Corp................................................  1,700  116,660
    Don Quijote Co., Ltd......................................    600   22,471
    Doshisha Co., Ltd.........................................  3,300   72,234
    Doutor Nichires Holdings Co., Ltd.........................  2,400   28,590
    Dowa Holdings Co., Ltd.................................... 14,000   91,815
    DTS Corp..................................................  6,800   64,494
    Duskin Co., Ltd...........................................  7,900  159,375
   #*Dwango Co., Ltd..........................................     18   48,662
    Dydo Drinco, Inc..........................................  1,400   54,641
   #eAccess, Ltd..............................................     50   23,609
    Eagle Industry Co., Ltd...................................  3,000   31,275
    Ebara Corp................................................ 40,000  225,681
   #Edion Corp................................................  7,800   67,311
    Ehime Bank, Ltd. (The).................................... 43,000  121,391
    Eighteenth Bank, Ltd. (The)............................... 22,000   59,717
    Eiken Chemical Co., Ltd...................................  3,400   42,643
    Eizo Nanao Corp...........................................  2,800   62,657
    Elematec Corp.............................................  3,700   48,009
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    JAPAN -- (Continued)...................................
      #*Elpida Memory, Inc................................. 16,200 $242,740
      #Enplas Corp.........................................  2,700   37,358
       ESPEC Corp..........................................  3,600   27,440
       Exedy Corp..........................................  4,300  137,372
       Ezaki Glico Co., Ltd................................  4,000   47,835
      *F&A Aqua Holdings, Inc..............................  2,600   23,011
       Faith, Inc..........................................    286   47,417
       FALCO SD HOLDINGS Co., Ltd..........................    400    3,417
       Fancl Corp..........................................  4,300   59,062
       FCC Co., Ltd........................................  1,800   42,384
      #*FDK Corp........................................... 15,000   26,624
      *FIDEA Holdings Co., Ltd............................. 32,400   83,296
      #*First Baking Co., Ltd..............................  8,000    9,208
       Foster Electric Co., Ltd............................  3,600   84,278
       France Bed Holdings Co., Ltd........................ 19,000   23,274
       F-Tech, Inc.........................................  1,200   17,803
      #*Fudo Tetra Corp.................................... 27,000   56,141
      #Fuji Co., Ltd.......................................  1,400   28,980
       Fuji Corp, Ltd......................................  7,200   30,255
       Fuji Electric Holdings Co., Ltd..................... 59,000  185,861
       Fuji Electronics Co., Ltd...........................  1,700   29,749
       Fuji Furukawa Engineering & Construction Co., Ltd...  2,000    3,870
       Fuji Heavy Industries, Ltd.......................... 26,000  193,525
       Fuji Oil Co., Ltd...................................  3,600   49,977
      #Fuji Soft, Inc......................................  3,100   47,372
       Fuji Television Network, Inc........................     26   34,756
       Fujibo Holdings, Inc................................ 23,000   48,271
       Fujicco Co., Ltd....................................  3,000   35,794
       FUJIFILM Holdings Corp.............................. 10,300  320,205
       Fujikura Kasei Co., Ltd.............................  7,100   41,555
       Fujikura, Ltd....................................... 45,000  233,205
       Fujimi, Inc.........................................  5,300   72,263
       Fujimori Kogyo Co., Ltd.............................  2,800   38,663
       Fujitec Co., Ltd.................................... 15,000   76,860
       Fujitsu Frontech, Ltd...............................  3,600   26,877
       Fujitsu General, Ltd................................  1,000    5,389
       FuKoKu Co., Ltd.....................................  1,100    9,702
       Fukuda Corp......................................... 18,000   54,348
       Fukui Bank, Ltd. (The).............................. 29,000   87,756
       Fukuoka Financial Group, Inc........................ 43,000  178,682
       Fukushima Bank, Ltd................................. 32,000   17,802
       Fukusima Industries Corp............................  1,200   14,011
       Fukuyama Transporting Co., Ltd...................... 22,000  106,320
       Funai Consulting, Inc...............................  3,700   23,251
      #Funai Electric Co., Ltd.............................  3,300  100,069
      *Furukawa Co., Ltd................................... 57,000   63,798
       Furukawa Electric Co., Ltd.......................... 11,000   43,707
      #Furukawa-Sky Aluminum Corp.......................... 12,000   34,428
       Furusato Industries, Ltd............................    600    4,531
       Fuso Pharmaceutical Industries, Ltd................. 14,000   39,626
       Futaba Corp.........................................  4,700   87,605
      *Futaba Industrial Co., Ltd..........................  5,100   29,238
       Fuyo General Lease Co., Ltd.........................  4,300  134,706
       Gakken Holdings Co., Ltd............................ 14,000   23,717
       Gecoss Corp.........................................  5,100   24,764
      #GEO Co., Ltd........................................     43   49,791
       GLOBERIDE, Inc......................................  5,000    5,514
       Glory, Ltd..........................................  6,100  133,969
      #GMO Internet, Inc...................................  5,000   21,865
       Godo Steel, Ltd..................................... 23,000   59,512
       Goldcrest Co., Ltd..................................  2,280   37,994
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         JAPAN -- (Continued).........................
            Goldwin, Inc..............................  7,000 $ 19,317
            Gourmet Kineya Co., Ltd...................  7,000   40,491
           *GSI Creos Corp............................ 26,000   37,542
           #Gulliver International Co., Ltd...........    920   36,993
            Gun Ei Chemical Industry Co., Ltd......... 12,000   31,820
            Gunma Bank, Ltd. (The).................... 48,000  259,823
            Gunze, Ltd................................ 29,000  105,047
           #H2O Retailing Corp........................ 18,000  130,849
            Hachijuni Bank, Ltd. (The)................ 22,000  131,334
            Hakudo Co., Ltd...........................  1,500   14,282
            Hakuhodo Dy Holdings, Inc.................  2,910  152,378
            Hakuto Co., Ltd...........................  3,000   31,271
            Hamakyorex Co., Ltd.......................  1,600   46,686
           #Hamamatsu Photonics K.K...................  1,400   55,088
            Hankyu Hanshin Holdings, Inc..............  4,000   17,720
            Hanwa Co., Ltd............................ 34,000  145,329
           #Harashin Narus Holdings Co., Ltd..........  3,000   44,108
            Haruyama Trading Co., Ltd.................    300    1,452
           *Haseko Corp............................... 15,500   10,388
           *Hayashikane Sangyo Co., Ltd...............  1,000    1,046
           *Hazama Corp...............................  2,800    3,816
            Heiwa Corp................................  1,700   26,288
           *Heiwa Real Estate Co., Ltd................ 27,000   60,575
            Heiwado Co., Ltd..........................  4,500   57,043
            Hibiya Engineering, Ltd...................  5,900   55,274
            Hiday Hidaka Corp.........................  1,900   28,512
            Higashi-Nippon Bank, Ltd.................. 24,000   48,724
            Higo Bank, Ltd. (The)..................... 27,000  155,687
           #Hikari Tsushin, Inc.......................  3,800   74,796
            Hino Motors, Ltd.......................... 12,000   56,878
            Hioki EE Corp.............................    500    9,917
            Hirose Electric Co., Ltd..................    200   20,844
           #Hiroshima Bank, Ltd. (The)................ 49,000  214,171
            HIS Co., Ltd..............................  1,300   31,133
           *Hisaka Works, Ltd.........................  7,000   79,120
            Hisamitsu Pharmaceutical Co., Inc.........    600   25,040
            Hitachi Business Solution Co., Ltd........    200    1,777
            Hitachi Cable, Ltd........................ 27,000   64,648
            Hitachi Capital Corp......................  7,300  104,130
            Hitachi Construction Machinery Co., Ltd...  1,500   36,569
            Hitachi High-Technologies Corp............  5,600  117,851
            Hitachi Koki Co., Ltd.....................  4,800   43,968
            Hitachi Kokusai Electric, Inc.............  3,000   25,015
            Hitachi Medical Corp......................  5,000   66,588
            Hitachi Tool Engineering, Ltd.............  4,800   48,705
            Hitachi Transport System, Ltd.............  7,300  101,440
           #Hitachi Zosen Corp........................ 35,000   51,113
            Hitachi, Ltd. ADR.........................  2,900  157,934
            Hodogaya Chemical Co., Ltd................ 11,000   43,407
            Hogy Medical Co., Ltd.....................    700   28,911
            Hokkaido Gas Co., Ltd.....................  1,000    3,119
            Hokkan Holdings, Ltd......................  8,000   25,024
            Hokko Chemical Industry Co., Ltd..........  2,000    6,216
            Hokkoku Bank, Ltd. (The).................. 38,000  128,446
            Hokuetsu Bank, Ltd. (The)................. 31,000   66,698
            Hokuetsu Kishu Paper Co., Ltd............. 19,000  106,256
            Hokuhoku Financial Group, Inc............. 82,000  156,492
            Hokuto Corp...............................  1,800   40,255
           #Honda Motor Co., Ltd. Sponsored ADR....... 12,559  481,638
            Horiba, Ltd...............................  2,200   66,190
            Hosiden Corp..............................  6,700   67,144

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         JAPAN -- (Continued)..........................
            Hosokawa Micron Corp....................... 10,000 $ 41,822
           #House Foods Corp...........................  9,400  153,874
           *Howa Machinery, Ltd........................ 10,000   10,236
            Hyakugo Bank, Ltd. (The)................... 32,000  139,478
            Hyakujishi Bank, Ltd. (The)................ 28,000  104,526
            IBJ Leasing Co., Ltd.......................  4,200  103,655
            Ichibanya Co., Ltd.........................    400   11,976
           #Ichikoh Industries, Ltd.................... 11,000   23,342
            Ichinen Holdings Co., Ltd..................  1,000    4,744
            Ichiyoshi Securities Co., Ltd..............  5,500   34,361
            Icom, Inc..................................  2,000   59,277
            Idec Corp..................................  4,600   47,135
            Idemitsu Kosan Co., Ltd....................  1,700  201,043
            Ihara Chemical Industry Co., Ltd...........  7,000   22,350
            IHI Corp................................... 47,000  119,588
            Iida Home Max Co., Ltd.....................  4,800   41,373
           #Iino Kaiun Kaisha, Ltd..................... 10,200   48,519
           #Ikyu Corp..................................     47   19,457
            Imasen Electric Industrial Co., Ltd........  3,600   47,253
            Imperial Hotel, Ltd........................    200    4,944
            Inaba Denki Sangyo Co., Ltd................  2,800   73,873
            Inaba Seisakusho Co., Ltd..................  1,600   16,773
            Inabata & Co., Ltd.........................  6,400   36,762
           #Inageya Co., Ltd...........................  3,000   31,891
            Ines Corp.................................. 10,100   66,523
            Innotech Corp..............................  4,400   29,870
            Inpex Corp.................................     16  123,005
            Intage, Inc................................    500   10,757
            Inui Steamship Co., Ltd....................  5,700   31,299
           #Iseki & Co., Ltd........................... 20,000   45,308
           #*Isetan Mitsukoshi Holdings, Ltd........... 24,100  232,651
           #*Ishihara Sangyo Kaisha, Ltd............... 90,000  108,147
           #Ishii Iron Works Co., Ltd..................  3,000    7,126
            Isuzu Motors, Ltd.......................... 45,000  192,994
            IT Holdings Corp...........................  5,100   50,157
            ITC Networks Corp..........................  3,700   21,238
            ITOCHU Corp................................ 15,000  156,257
            Itochu Enex Co., Ltd.......................  8,200   44,489
            Itochu Techno-Solutions Corp...............    600   21,273
            Itochu-Shokuhin Co., Ltd...................  1,600   53,520
            Itoham Foods, Inc.......................... 25,000   99,223
            Itoki Corp.................................  4,300   10,048
            Iwai Cosmo Holdings, Inc...................  3,500   17,734
           *Iwasaki Electric Co., Ltd.................. 14,000   36,596
            Iwatani International Corp.................  6,000   19,800
            Iyo Bank, Ltd. (The)....................... 23,000  192,344
           #Izumiya Co., Ltd........................... 14,000   60,994
            J. Front Retailing Co., Ltd................ 60,000  260,736
           *Janome Sewing Machine Co., Ltd............. 23,000   20,894
            Japan Airport Terminal Co., Ltd............  7,100   91,833
            Japan Aviation Electronics Industry, Ltd... 10,000   72,968
            Japan Business Computer Co., Ltd...........  6,000   38,154
            Japan Carlit Co., Ltd......................    900    4,565
            Japan Cash Machine Co., Ltd................  2,000   16,602
            Japan Digital Laboratory Co., Ltd..........  4,500   52,035
            Japan Petroleum Exploration Co., Ltd.......    300   14,708
            Japan Pulp & Paper Co., Ltd................  7,000   25,305
            Japan Steel Works, Ltd. (The)..............  1,000    8,076
            Japan Transcity Corp.......................  7,000   22,457
            Japan Vilene Co., Ltd......................  6,000   28,304
            Japan Wool Textile Co., Ltd. (The)......... 13,000  115,400
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          JAPAN -- (Continued)........................
             Jastec Co., Ltd..........................  4,400 $ 25,202
             Jeol, Ltd................................  9,000   24,744
             JFE Holdings, Inc........................    800   21,898
             JFE Shoji Holdings, Inc.................. 22,000   97,041
             Jidosha Buhin Kogyo Co., Ltd.............  3,000   15,910
             JMS Co., Ltd.............................  7,000   22,997
            *Joban Kosan Co., Ltd..................... 16,000   17,668
             J-Oil Mills, Inc......................... 22,000   61,795
             Joshin Denki Co., Ltd....................  5,000   48,417
             Joyo Bank, Ltd. (The).................... 38,000  153,372
             JS Group Corp............................  7,200  173,533
             JSP Corp.................................  6,600  117,546
             JSR Corp.................................  3,200   67,322
             JTEKT Corp............................... 12,600  163,677
            #*Juki Corp............................... 17,000   42,729
             Juroku Bank, Ltd......................... 40,000  124,021
            *JVC Kenwood Holdings, Inc................ 15,470   79,700
             JX Holdings, Inc......................... 45,070  317,414
             Kadokawa Holdings, Inc...................  2,600   67,904
             Kaga Electronics Co., Ltd................  4,100   46,763
             Kagoshima Bank, Ltd. (The)............... 13,000   87,414
             Kajima Corp.............................. 76,843  220,340
             Kakaku.com, Inc..........................      5   28,814
             Kaken Pharmaceutical Co., Ltd............  2,000   25,946
            #Kameda Seika Co., Ltd....................  1,400   23,815
             Kamei Corp...............................  9,000   36,176
             Kamigumi Co., Ltd........................ 30,000  256,944
             Kanagawa Chuo Kotsu Co., Ltd.............  6,000   29,837
             Kanamoto Co., Ltd........................  5,000   37,058
            #Kandenko Co., Ltd........................ 11,000   56,954
             Kaneka Corp.............................. 34,000  248,160
            *Kanematsu Corp........................... 60,000   59,625
             Kanematsu Electronics, Ltd...............  2,100   22,035
            #Kansai Paint Co., Ltd....................  2,000   18,040
             Kanto Auto Works, Ltd....................  4,900   31,852
             Kanto Denka Kogyo Co., Ltd...............  6,000   45,717
             Kanto Natural Gas Development Co., Ltd...  7,000   42,574
             Kasai Kogyo Co., Ltd.....................  8,000   40,361
             Kasumi Co., Ltd.......................... 11,800   62,594
             Katakura Industries Co., Ltd.............  2,500   24,916
             Kato Sangyo Co., Ltd.....................  3,700   62,452
             Kato Works Co., Ltd...................... 19,000   53,443
             KAWADA Technologies, Inc.................    200    3,790
             Kawasaki Heavy Industries, Ltd........... 24,000   99,190
            #Kawasaki Kisen Kaisha, Ltd............... 47,000  157,608
            #*Kawashima Selkon Textiles Co., Ltd...... 20,000   15,148
             Kawasumi Laboratories, Inc...............  5,000   33,630
             Kayaba Industry Co., Ltd.................  9,000   74,871
            #Keihan Electric Railway Co., Ltd.........  9,000   37,313
             Keihin Corp..............................  3,900   74,674
            #Keikyu Corp..............................  4,000   27,923
             Keio Corp................................  2,000   11,233
             Keisei Electric Railway Co., Ltd.........  3,000   17,407
             Keiyo Bank, Ltd. (The)................... 28,000  137,746
            #Keiyo Co., Ltd...........................  3,000   15,202
            #*Kenedix, Inc............................    444   81,126
             Kewpie Corp..............................  5,000   59,891
            #Key Coffee, Inc..........................  4,700   81,408
             Kikkoman Corp............................  3,000   29,781
            #Kimoto Co., Ltd..........................  2,000   16,048
             Kinden Corp.............................. 18,000  153,453

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          JAPAN -- (Continued)........................
             Kinki Sharyo Co., Ltd....................  9,000 $ 37,133
             Kintetsu World Express, Inc..............  1,800   60,806
            #Kinugawa Rubber Industrial Co., Ltd......  1,000    4,867
            *Kirin Holdings Co., Ltd..................  6,680   93,997
            #Kisoji Co., Ltd..........................  2,500   49,683
             Kissei Pharmaceutical Co., Ltd...........  4,000   75,520
             Kitagawa Iron Works Co., Ltd............. 22,000   40,078
             Kita-Nippon Bank, Ltd. (The).............    800   18,228
             Kitano Construction Corp................. 17,000   40,949
             Kito Corp................................     12   11,209
             Kitz Corp................................ 18,000   93,776
             Kiyo Holdings, Inc....................... 97,000  138,058
             Koa Corp.................................  6,300   70,285
             Koatsu Gas Kogyo Co., Ltd................  8,000   45,972
             Kobe Steel, Ltd.......................... 43,000  106,703
            #Kohnan Shoji Co., Ltd....................  6,000   98,997
            *Koito Industries, Ltd....................  4,000    5,496
             Koito Manufacturing Co., Ltd.............  7,000  110,078
            #Kojima Co., Ltd..........................  9,400   56,356
             Kokuyo Co., Ltd.......................... 13,600  100,581
            #Komai Tekko, Inc......................... 12,000   39,857
             Komatsu Seiren Co., Ltd..................  9,000   37,650
             Komatsu Wall Industry Co., Ltd...........  1,800   17,755
             Komeri Co., Ltd..........................  1,100   29,949
             Komori Corp.............................. 11,000  104,703
            *Konaka Co., Ltd..........................  1,600    7,302
             Konami Corp. ADR.........................    200    3,940
            *Konica Minolta Holdings, Inc.............  8,000   70,448
             Konishi Co., Ltd.........................  2,500   33,318
             Kose Corp................................  1,300   33,877
             KRS Corp.................................  1,700   17,896
            *K's Holdings Corp........................  2,880   89,764
             KU Holdings Co., Ltd.....................    400    1,854
            *Kumagai Gumi Co., Ltd.................... 34,000   37,407
            #Kumiai Chemical Industry Co., Ltd........ 10,000   27,497
             Kurabo Industries, Ltd................... 21,000   37,860
             Kureha Corp.............................. 21,000  105,210
            #*Kurimoto, Ltd........................... 14,000   29,797
             Kurita Water Industries, Ltd.............    200    5,858
             Kuroda Electric Co., Ltd.................  7,400   82,460
             Kurosaki Harima Corp..................... 15,000   61,644
            #Kyocera Corp. Sponsored ADR..............  1,252  137,607
             Kyodo Printing Co., Ltd..................  9,000   18,527
             Kyodo Shiryo Co., Ltd....................  3,000    3,312
             Kyoei Steel, Ltd.........................  2,400   42,174
            #Kyoei Tanker Co., Ltd....................  4,000    8,224
             Kyokuto Kaihatsu Kogyo Co., Ltd..........  5,700   28,701
            *Kyokuto Securities Co., Ltd..............  7,300   47,614
            #Kyokuyo Co., Ltd......................... 18,000   35,631
             KYORIN Holdings, Inc.....................  3,000   53,562
             Kyoritsu Maintenance Co., Ltd............  2,000   28,792
             Kyosan Electric Manufacturing Co., Ltd... 10,000   56,896
             Kyoto Kimono Yuzen Co., Ltd..............  1,000   10,911
             Kyowa Exeo Corp..........................  6,500   68,389
             Kyowa Hakko Kirin Co., Ltd............... 14,000  139,690
             Kyudenko Corp............................  8,000   47,592
            #*Laox Co., Ltd........................... 13,000    8,529
             LEC, Inc.................................    200    3,048
            #*Leopalace21 Corp........................ 36,700   52,064
             Life Corp................................  1,000   14,346
             Lintec Corp..............................  6,400  189,403

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CONTINUED


                                                       Shares  Value++
                                                       ------  -----

          JAPAN -- (Continued)........................
             Mabuchi Motor Co., Ltd...................  2,000 $ 99,227
             Macnica, Inc.............................  3,000   71,288
             Macromill, Inc...........................  2,000   22,775
             Maeda Corp............................... 17,000   51,664
             Maeda Road Construction Co., Ltd......... 10,000   94,904
             Maezawa Kasei Industries Co., Ltd........  3,200   32,321
             Maezawa Kyuso Industries Co., Ltd........  2,100   27,854
            *Makino Milling Machine Co., Ltd.......... 13,000  122,209
             Makita Corp. Sponsored ADR...............  1,988   93,038
             Mandom Corp..............................    900   23,661
            #Mars Engineering Corp....................  2,800   45,928
             Marubun Corp.............................  5,600   26,744
             Marudai Food Co., Ltd.................... 27,000   85,727
             Maruetsu, Inc. (The)..................... 11,000   40,925
             Maruha Nichiro Holdings, Inc............. 35,000   52,132
             Marui Group Co., Ltd..................... 27,600  190,677
             Maruichi Steel Tube, Ltd.................  4,700  116,960
             Marusan Securities Co., Ltd.............. 13,300   55,777
             Maruwa Co., Ltd..........................  1,800   66,575
             Maruwn Corp..............................  5,100   12,978
             Maruyama Manufacturing Co, Inc...........  6,000   11,983
             Maruzen Showa Unyu Co., Ltd..............  6,000   19,073
             Maspro Denkoh Corp.......................  6,400   57,862
             Matsuda Sangyo Co., Ltd..................  2,200   33,898
             Matsui Construction Co., Ltd.............  7,000   28,371
            *Matsui Securities Co., Ltd...............  3,000   14,788
            *Matsumotokiyoshi Holdings Co., Ltd.......    500   10,624
            *Matsuya Co., Ltd.........................  2,100   10,929
             Matsuya Foods Co., Ltd...................  2,100   38,761
             Max Co., Ltd.............................  6,000   74,186
             Maxvalu Tokai Co., Ltd...................  1,500   18,869
             Mazda Motor Corp......................... 84,000  192,888
             MEC Co., Ltd.............................  3,400   15,875
             Medipal Holdings Corp.................... 16,700  138,889
             Megachips Corp...........................  1,100   18,796
             Megmilk Snow Brand Co., Ltd..............  2,300   35,733
            #Meidensha Corp........................... 13,000   55,684
             Meiji Holdings Co., Ltd..................  4,050  172,975
             Meitec Corp..............................    600   11,624
             Meito Sangyo Co., Ltd....................  1,100   13,985
            #Meiwa Estate Co., Ltd....................  2,000   10,443
             Meiwa Trading Co., Ltd................... 11,100   36,304
             Melco Holdings, Inc......................  2,100   67,234
             Michinoku Bank, Ltd. (The)............... 19,000   33,754
             Mie Bank, Ltd. (The)..................... 23,000   60,011
             Mikuni Coca-Cola Bottling Co., Ltd.......  4,500   40,577
             Milbon Co., Ltd..........................    110    3,092
             Mimasu Semiconductor Industry Co., Ltd...  4,500   53,435
             Minato Bank, Ltd. (The).................. 33,000   61,503
             Ministop Co., Ltd........................  5,100   82,606
             Miraca Holdings, Inc.....................    800   30,460
             Mirait Holdings Corp.....................  4,310   32,583
            *Misawa Homes Co., Ltd....................  4,500   25,539
             Misumi Group, Inc........................  3,400   85,736
             Mito Securities Co., Ltd................. 14,000   20,518
            *Mitsuba Corp.............................  9,000   69,325
             Mitsubishi Chemical Holdings Corp........ 32,500  220,070
             Mitsubishi Corp.......................... 12,500  339,096
             Mitsubishi Gas Chemical Co., Inc......... 37,789  296,056
             Mitsubishi Heavy Industries, Ltd......... 49,000  234,139
             Mitsubishi Kakoki Kaisha, Ltd............  7,000   16,699

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
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                                                        Shares    Value++
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      JAPAN -- (Continued)............................
         Mitsubishi Logistics Corp....................  14,000 $  154,858
         Mitsubishi Materials Corp....................  70,800    245,784
         Mitsubishi Paper Mills, Ltd..................  31,000     31,499
         Mitsubishi Pencil Co., Ltd...................   4,125     73,524
         Mitsubishi Steel Manufacturing Co., Ltd......  20,000     67,489
         Mitsubishi Tanabe Pharma Corp................  11,000    182,485
         Mitsubishi UFJ Financial Group, Inc.......... 224,300  1,076,548
         Mitsubishi UFJ Financial Group, Inc. ADR.....  16,850     80,374
         Mitsuboshi Belting, Ltd......................  13,000     61,341
         Mitsui & Co., Ltd............................  18,700    332,768
         Mitsui & Co., Ltd. Sponsored ADR.............     471    167,323
         Mitsui Chemicals, Inc........................  43,000    157,549
         Mitsui Engineering & Shipbuilding Co., Ltd...  31,000     76,970
         Mitsui Fudosan Co., Ltd......................   2,000     34,710
         Mitsui High-Tec, Inc.........................   8,600     42,903
         Mitsui Home Co., Ltd.........................   6,000     30,195
         Mitsui Knowledge Industry Co., Ltd...........      78     11,625
        #Mitsui Matsushima Co., Ltd...................  29,000     66,319
         Mitsui Mining & Smelting Co., Ltd............  73,000    261,348
         Mitsui O.S.K. Lines, Ltd.....................   2,000     11,155
        #Mitsui Sugar Co., Ltd........................  17,000     84,923
         Mitsui-Soko Co., Ltd.........................  17,000     63,069
         Mitsumi Electric Co., Ltd....................   7,100     91,043
         Mitsuuroko Co., Ltd..........................   3,000     20,145
        #Miura Co., Ltd...............................     700     19,889
        #Miyachi Corp.................................     600      4,661
         Miyazaki Bank, Ltd. (The)....................  35,000     79,300
         Miyoshi Oil & Fat Co., Ltd...................  20,000     29,243
         Mizuho Financial Group, Inc.................. 322,400    510,793
        #*Mizuho Investors Securities Co., Ltd........  42,000     40,177
         Mizuho Securities Co., Ltd...................  43,000    109,438
        #Mizuno Corp..................................  12,000     51,812
         Mochida Pharmaceutical Co., Ltd..............   3,000     33,366
         Monex Group, Inc.............................     471     93,815
        #Mori Seiki Co., Ltd..........................   7,600     97,488
         Morinaga & Co., Ltd..........................  18,000     40,524
         Morinaga Milk Industry Co., Ltd..............  31,000    125,134
         Morita Holdings Corp.........................   5,000     31,455
         Mory Industries, Inc.........................   7,000     29,510
         MOS Food Services, Inc.......................   1,400     25,731
         MR MAX Corp..................................   8,900     31,570
         MS&AD Insurance Group Holdings, Inc..........   9,782    229,074
         Murakami Corp................................   2,000     25,377
         Murata Manufacturing Co., Ltd................     400     28,890
         Musashino Bank, Ltd..........................   4,300    136,177
         Nabtesco Corp................................   3,600     92,162
         Nachi-Fujikoshi Corp.........................  27,000    150,859
         Nagaileben Co., Ltd..........................     900     24,089
         Nagano Bank, Ltd. (The)......................  12,000     25,304
         Nagase & Co., Ltd............................  13,700    173,553
         Nagatanien Co., Ltd..........................   2,000     20,136
         Nagoya Railroad Co., Ltd.....................  11,000     28,903
         Nakamuraya Co., Ltd..........................  10,083     47,293
        *Nakayama Steel Works, Ltd....................  31,000     43,043
         Namco Bandai Holdings, Inc...................  19,200    212,037
        #Nankai Electric Railway Co., Ltd.............   9,000     34,759
         Nanto Bank, Ltd. (The).......................  18,000     88,048
         Natori Co., Ltd..............................     700      6,809
         NEC Capital Solutions, Ltd...................   1,400     20,801
        *NEC Corp..................................... 132,000    278,426
         NEC Fielding, Ltd............................   1,600     17,901

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
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        JAPAN -- (Continued)...........................
           NEC Mobiling, Ltd...........................  3,000 $ 99,979
           NEC Networks & System Integration Corp......  4,900   64,026
           Net One Systems Co., Ltd....................     27   48,890
          *Neturen Co., Ltd............................  7,200   57,070
          #*New Japan Radio Co., Ltd...................  1,000    2,584
           NGK Insulators, Ltd.........................  2,000   34,702
           NGK Spark Plug Co., Ltd.....................  4,000   55,680
           NHK Spring Co., Ltd.........................  9,000   85,589
           Nice Holdings, Inc..........................  9,000   21,565
           Nichia Steel Works, Ltd..................... 10,000   26,715
           Nichias Corp................................ 11,000   66,930
           Nichiban Co., Ltd...........................  9,000   30,589
          #Nichicon Corp...............................  8,600  132,174
           Nichiden Corp...............................  1,400   41,533
           Nichiha Corp................................  6,300   54,582
           Nichii Gakkan Co............................  5,400   42,489
           Nichirei Corp............................... 38,000  166,960
           Nichireki Co., Ltd..........................  7,000   34,506
           Nidec Sankyo Corp...........................  6,000   40,025
           Nidec Tosok Corp............................  3,800   33,559
           Nifco, Inc..................................  2,800   70,796
          #NIFTY Corp..................................     17   24,469
          #Nihon Chouzai Co., Ltd......................    960   36,002
           Nihon Dempa Kogyo Co., Ltd..................  2,400   36,594
           Nihon Eslead Corp...........................    700    6,199
           Nihon Kohden Corp...........................  2,100   44,598
           Nihon Nohyaku Co., Ltd......................  7,000   31,392
           Nihon Parkerizing Co., Ltd..................  3,000   41,731
           Nihon Unisys, Ltd...........................  9,100   56,253
           Nihon Yamamura Glass Co., Ltd............... 28,000   77,560
           Nikkiso Co., Ltd............................  8,000   66,437
           Nikko Co., Ltd..............................  2,000    8,480
           Nippo Corp..................................  9,000   72,448
           Nippon Beet Sugar Manufacturing Co., Ltd.... 30,000   67,375
          #Nippon Carbide Industries Co., Inc.......... 11,000   28,161
           Nippon Carbon Co., Ltd...................... 16,000   37,266
           Nippon Ceramic Co., Ltd.....................  3,600   76,188
           Nippon Chemical Industrial Co., Ltd......... 18,000   39,028
           Nippon Chemi-Con Corp....................... 16,000   83,734
          #Nippon Chemiphar Co., Ltd...................  5,000   15,832
           Nippon Coke & Engineering Co., Ltd.......... 28,000   53,603
           Nippon Denko Co., Ltd....................... 11,000   71,949
           Nippon Densetsu Kogyo Co., Ltd..............  6,000   57,691
           Nippon Denwa Shisetu Co., Ltd............... 10,000   30,554
           Nippon Electric Glass Co., Ltd..............  6,000   90,844
           Nippon Express Co., Ltd..................... 48,000  191,250
           Nippon Filcon Co., Ltd......................  1,800    8,638
           Nippon Fine Chemical Co., Ltd...............  4,800   29,205
           Nippon Flour Mills Co., Ltd................. 20,000   99,178
          *Nippon Formula Feed Manufacturing Co., Ltd.. 18,000   19,874
           Nippon Gas Co., Ltd.........................  2,700   37,609
           Nippon Hume Corp............................  2,000    8,791
           Nippon Kayaku Co., Ltd...................... 17,000  164,214
          #*Nippon Kinzoku Co., Ltd.................... 16,000   28,096
           Nippon Koei Co., Ltd........................ 12,000   43,294
           Nippon Konpo Unyu Soko Co., Ltd.............  9,000   96,633
          #Nippon Koshuha Steel Co., Ltd............... 18,000   27,180
           Nippon Light Metal Co., Ltd................. 53,000  108,289
           Nippon Meat Packers, Inc.................... 13,000  180,085
          *Nippon Metal Industry Co., Ltd.............. 10,000   11,363
           Nippon Paint Co., Ltd....................... 11,000   77,183

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    JAPAN -- (Continued)...................................
       Nippon Paper Group, Inc............................. 11,824 $237,579
       Nippon Pillar Packing Co., Ltd......................  4,000   34,277
      #*Nippon Piston Ring Co., Ltd........................ 10,000   22,541
       Nippon Road Co., Ltd. (The)......................... 25,000   73,304
       Nippon Seiki Co., Ltd...............................  8,000   92,757
       Nippon Seisen Co., Ltd..............................  6,000   31,667
       Nippon Sheet Glass Co., Ltd......................... 62,000  182,567
      #Nippon Shinyaku Co., Ltd............................  8,000  104,348
       Nippon Shokubai Co., Ltd............................ 14,000  183,756
      #Nippon Signal Co., Ltd.............................. 11,900   92,972
       Nippon Soda Co., Ltd................................ 15,000   65,861
       Nippon Steel Corp................................... 12,000   37,536
       Nippon Steel Trading Co., Ltd....................... 18,000   51,644
      #Nippon Suisan Kaisha, Ltd........................... 31,200   87,255
       Nippon Synthetic Chemical Industry Co., Ltd. (The)..  5,000   31,726
       Nippon Television Network Corp......................    280   39,816
      #Nippon Thompson Co., Ltd............................ 10,000   74,432
       Nippon Valqua Industries, Ltd....................... 16,000   46,670
      #*Nippon Yakin Kogyo Co., Ltd........................ 16,000   37,972
       Nippon Yusen K.K.................................... 77,217  285,459
       Nipro Corp..........................................  4,700   95,852
       Nishimatsu Construction Co., Ltd.................... 56,000   85,391
       Nishimatsuya Chain Co., Ltd.........................  1,900   16,077
       Nishi-Nippon Bank, Ltd.............................. 79,000  223,758
       Nishi-Nippon Railroad Co., Ltd......................  5,000   21,609
       Nissan Motor Co., Ltd............................... 37,900  364,655
       Nissan Shatai Co., Ltd..............................  7,000   52,448
       Nissei Corp.........................................  5,400   47,659
       Nissen Holdings Co., Ltd............................  7,300   47,545
       Nisshin Fudosan Co., Ltd............................  4,700   25,164
      #Nisshin Oillio Group, Ltd. (The).................... 15,000   70,237
       Nisshin Seifun Group, Inc........................... 12,500  156,473
       Nisshin Steel Co., Ltd.............................. 74,000  147,711
       Nisshinbo Holdings, Inc............................. 17,000  168,272
       Nissin Corp......................................... 11,000   28,530
       Nissin Electric Co., Ltd............................  4,000   32,865
      #Nissin Foods Holdings Co., Ltd......................  1,000   35,448
       Nissin Kogyo Co., Ltd...............................  3,300   55,503
       Nissui Pharmaceutical Co., Ltd......................  3,400   27,676
       Nitori Holdings Co., Ltd............................    300   25,942
       Nitta Corp..........................................  5,900  105,752
       Nittetsu Mining Co., Ltd............................ 18,000   85,720
       Nitto Boseki Co., Ltd............................... 33,000   80,155
       Nitto Kogyo Corp....................................  7,600   78,601
       Nitto Kohki Co., Ltd................................  2,400   58,571
       Nitto Seiko Co., Ltd................................  7,000   20,014
       Nittoc Construction Co., Ltd........................  2,000    4,240
       NKSJ Holdings, Inc.................................. 22,200  143,083
      *Noevir Holdings Co., Ltd............................  3,900   43,080
       NOF Corp............................................ 28,000  122,915
       Nohmi Bosai, Ltd....................................  6,000   35,808
       NOK Corp............................................  9,700  165,800
       Nomura Co., Ltd.....................................  9,000   26,830
       Nomura Holdings, Inc................................ 62,400  318,773
       Nomura Holdings, Inc. ADR...........................  7,820   39,882
       Nomura Real Estate Holdings, Inc....................  7,800  120,486
       Nomura Research Institute, Ltd......................  1,100   23,648
       Noritake Co., Ltd................................... 15,000   60,051
      *Noritsu Koki Co., Ltd...............................  5,600   32,191
       Noritz Corp.........................................  1,700   29,635
       NS Solutions Corp...................................  1,100   21,033

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
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                                                      Shares  Value++
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

           JAPAN -- (Continued)......................
             *NS United Kaiun Kaisha, Ltd............ 19,000 $ 37,912
              NSD Co., Ltd...........................  1,900   17,586
              NSK, Ltd............................... 18,000  159,734
              NTN Corp............................... 23,000  110,448
              NTT DoCoMo, Inc........................     19   35,252
              NTT DoCoMo, Inc. Sponsored ADR.........  3,100   57,381
             #Obara Corp.............................  3,300   38,223
              Obayashi Corp.......................... 32,000  134,992
             #Obayashi Road Corp.....................  6,000   14,109
              Obic Co., Ltd..........................    190   35,234
              Oenon Holdings, Inc.................... 11,000   25,999
              Ogaki Kyoritsu Bank, Ltd. (The)........ 34,000  109,108
              Ohara, Inc.............................  1,900   20,456
              Oiles Corp.............................  1,080   20,834
              Oita Bank, Ltd. (The).................. 22,000   70,055
              Oji Paper Co., Ltd..................... 41,000  184,088
              Okabe Co., Ltd.........................  6,500   36,092
              Okamoto Industries, Inc................ 14,000   53,732
              Okamura Corp...........................  4,000   22,723
              Okasan Securities Group, Inc........... 25,000   89,684
             *Oki Electric Industry Co., Ltd......... 41,000   33,611
              Okinawa Electric Power Co., Ltd........    700   30,528
             *OKK Corp............................... 17,000   22,020
             #OKUMA Corp............................. 18,000  169,554
              Okumura Corp........................... 30,000  117,349
              Okura Industrial Co., Ltd..............  5,000   15,763
              Okuwa Co., Ltd.........................  4,000   41,231
              Omron Corp.............................  2,400   65,565
             #Ono Pharmaceutical Co., Ltd............  1,100   55,570
             *ONO Sokki Co., Ltd.....................  1,000    2,780
              Onoken Co., Ltd........................  4,800   44,383
              Onward Holdings Co., Ltd............... 19,000  141,540
              Optex Co., Ltd.........................  2,700   36,638
              Organo Corp............................  7,000   50,750
             #Origin Electric Co., Ltd...............  7,000   36,337
              Osaka Organic Chemical Industry, Ltd...  2,300   11,777
              Osaka Steel Co., Ltd...................  1,200   21,652
              Osaka Titanium Technologies Co., Ltd...  1,600  124,273
             #Osaki Electric Co., Ltd................  7,000   63,251
              OSG Corp...............................  6,400   85,798
              Oyo Corp...............................  2,100   21,614
              Pacific Industrial Co., Ltd............ 15,000   71,460
             *Pacific Metals Co., Ltd................ 13,000   98,491
              Pack Corp. (The).......................  1,500   24,211
              Pal Co., Ltd...........................  1,550   48,476
              PanaHome Corp.......................... 12,000   80,186
              Panasonic Corp. Sponsored ADR.......... 22,995  282,609
              Paramount Bed Co., Ltd.................  2,000   54,231
              Parco Co., Ltd.........................  9,400   80,257
              Paris Miki Holdings, Inc...............  1,800   17,576
              Park24 Co., Ltd........................  2,100   21,942
              Pasona Group, Inc......................     25   22,565
             #Penta-Ocean Construction Co., Ltd...... 46,000  101,537
              PGM Holdings K.K.......................     67   37,294
              Pigeon Corp............................  1,400   48,209
              Pilot Corp.............................     24   44,351
              Piolax, Inc............................  1,700   39,061
             *Pioneer Electronic Corp................ 22,000   93,056
              Plenus Co., Ltd........................  2,800   42,710
              Press Kogyo Co., Ltd................... 16,000   73,189
              Pressance Corp.........................  2,600   33,342

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
                                                   Shares  Value++
                                                   ------  -----

             JAPAN -- (Continued).................
                Prima Meat Packers, Ltd........... 35,000 $ 46,852
                Pronexus, Inc.....................  6,000   29,600
                Raito Kogyo Co., Ltd.............. 11,300   40,888
               #*Rasa Industries, Ltd.............  9,000   13,545
               #*Renesas Electronics Corp......... 10,600   91,875
                Rengo Co., Ltd.................... 27,000  161,631
               #*Renown, Inc...................... 15,900   32,477
                Resorttrust, Inc..................  1,500   18,303
                Rhythm Watch Co., Ltd............. 21,000   31,276
                Ricoh Co., Ltd.................... 12,000  132,426
                Ricoh Leasing Co., Ltd............  1,900   42,578
               *Right On Co., Ltd.................  3,000   14,297
                Riken Corp........................ 15,000   59,080
                Riken Keiki Co., Ltd..............  6,300   53,761
                Riken Technos Corp................ 16,000   52,300
                Riken Vitamin Co., Ltd............    100    2,552
                Ringer Hut Co., Ltd...............  1,400   17,711
                Rinnai Corp.......................    700   46,461
               *Riso Kagaku Corp..................  2,600   48,941
                Riso Kyoiku Co., Ltd..............    540   26,761
               #Rock Field Co., Ltd...............  3,000   47,695
                Rohm Co., Ltd.....................  6,500  391,469
                Roland Corp.......................  4,400   50,665
                Roland DG Corp....................  3,300   53,105
                Round One Corp....................  5,100   31,004
                Royal Holdings Co., Ltd...........  4,800   49,539
                Ryobi, Ltd........................ 27,000  104,617
                Ryoden Trading Co., Ltd...........  7,000   43,090
               #Ryohin Keikaku Co., Ltd...........    900   41,777
                Ryosan Co., Ltd...................  4,500  104,404
                Ryoyo Electro Corp................  5,600   57,605
                S Foods, Inc......................  4,000   32,248
               #*Sagami Chain Co., Ltd............  3,000   17,308
                Saibu Gas Co., Ltd................  7,000   16,921
                Saizeriya Co., Ltd................  1,400   23,873
               *Sakai Chemical Industry Co., Ltd.. 16,000   83,307
               #*Sakai Ovex Co., Ltd.............. 20,000   31,319
                Sakata INX Corp................... 12,000   54,778
                Sakata Seed Corp..................  5,500   78,034
                Sala Corp.........................  6,500   30,767
                San-A Co., Ltd....................  1,700   66,029
                San-Ai Oil Co., Ltd............... 14,000   75,597
               #Sanden Corp....................... 25,000  118,370
                Sanei-International Co., Ltd......  3,700   41,156
                Sangetsu Co., Ltd.................    600   13,801
                San-in Godo Bank, Ltd. (The)...... 22,000  163,178
               #*Sanix, Inc.......................  7,200   21,674
                Sankei Building Co., Ltd..........  7,600   43,320
                Sanken Electric Co., Ltd.......... 18,000   96,449
                Sanki Engineering Co., Ltd........ 15,000   89,518
               #Sanko Marketing Foods Co., Ltd....     33   31,612
                Sanko Metal Industrial Co., Ltd...  8,000   22,336
                Sankyo Co., Ltd...................  2,900  150,816
                Sankyo Seiko Co., Ltd.............  7,100   22,464
               *Sankyo-Tateyama Holdings, Inc..... 40,000   57,885
                Sankyu, Inc.......................  4,000   18,383
                Sanoh Industrial Co., Ltd......... 10,100   78,553
                Sanshin Electronics Co., Ltd......  7,400   61,849
                Santen Pharmaceutical Co., Ltd....    600   23,208
                Sanwa Holdings Corp............... 33,000  107,367
                Sanyo Chemical Industries, Ltd....  5,000   40,857

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
                                                        Shares  Value++
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

        JAPAN -- (Continued)...........................
           Sanyo Denki Co., Ltd........................ 12,000 $103,247
           Sanyo Shokai, Ltd........................... 21,000   62,946
           Sanyo Special Steel Co., Ltd................ 17,000   94,954
           Sapporo Hokuyo Holdings, Inc................ 37,200  165,017
          *Sapporo Holdings, Ltd.......................  9,000   36,166
           Sasebo Heavy Industries Co., Ltd............ 16,000   30,619
           Sato Corp...................................  4,100   53,717
           Sato Shoji Corp.............................  4,500   24,359
           Satori Electric Co., Ltd....................  2,800   17,934
           Saxa Holdings, Inc.......................... 10,000   16,364
           SBI Holdings, Inc...........................  2,533  273,070
           Scroll Corp.................................  6,900   24,107
           Secom Joshinetsu Co., Ltd...................    200    5,529
           Sega Sammy Holdings, Inc....................  4,700   82,326
           Seibu Electric Industry Co., Ltd............  2,000    8,578
           Seika Corp.................................. 18,000   49,703
           Seikagaku Corp..............................  3,900   45,218
           Seiko Epson Corp............................ 12,350  214,898
           Seiko Holdings Corp.........................  5,000   16,421
           Seiko PMC Corp..............................    300      980
           Seino Holdings Co., Ltd..................... 17,000  127,704
           Seiren Co., Ltd.............................  9,000   60,493
           Sekisui Chemical Co., Ltd................... 20,000  167,799
           Sekisui House, Ltd.......................... 37,440  362,933
           Sekisui Jushi Co., Ltd......................  7,000   72,787
           Sekisui Plastics Co., Ltd................... 10,000   36,663
           Senko Co., Ltd.............................. 31,000   92,178
           Senshu Electric Co., Ltd....................    400    5,038
           Senshu Ikeda Holdings, Inc.................. 45,700   68,242
           Senshukai Co., Ltd..........................  6,500   39,926
           Seven & I Holdings Co., Ltd.................  5,500  138,414
          #Sharp Corp.................................. 20,000  184,013
          *Shibaura Mechatronics Corp..................  4,000   11,718
           Shibusawa Warehouse Co., Ltd................  5,000   16,092
           Shibuya Kogyo Co., Ltd......................  3,200   35,280
           Shiga Bank, Ltd............................. 27,000  144,856
          *Shikibo, Ltd................................ 27,000   31,554
           Shikoku Bank, Ltd........................... 22,000   65,994
           Shikoku Chemicals Corp......................  7,000   42,256
           Shima Seiki Manufacturing Co., Ltd..........  2,700   71,618
           Shimachu Co., Ltd...........................  5,600  130,730
          #Shimadzu Corp...............................  4,000   34,751
           Shimano, Inc................................    400   21,368
          #Shimizu Bank, Ltd...........................  1,500   60,182
          #Shimizu Corp................................ 44,000  185,905
           Shin Nippon Air Technologies Co., Ltd.......  3,200   16,235
           Shin Nippon Biomedical Laboratories, Ltd....  3,600   14,504
           Shinagawa Refractories Co., Ltd............. 20,000   62,823
          #Shindengen Electric Manufacturing Co., Ltd.. 19,000   82,488
           Shin-Etsu Polymer Co., Ltd..................  9,600   51,641
          #Shinkawa, Ltd...............................  5,400   51,602
           Shin-Keisei Electric Railway Co., Ltd.......  5,000   21,090
          #Shinko Electric Industries Co., Ltd.........  6,600   67,779
           Shinko Plantech Co., Ltd....................  6,000   67,226
           Shinko Shoji Co., Ltd.......................  6,100   51,846
           Shinmaywa Industries, Ltd................... 20,000   85,352
           Shinnihon Corp..............................  9,500   29,089
           Shinsei Bank, Ltd........................... 77,000   92,598
           Shinsho Corp................................  8,000   20,985
           Shionogi & Co., Ltd.........................  1,000   16,211
           Ship Healthcare Holdings, Inc...............  7,000   90,914

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CONTINUED


                                                       Shares  Value++
                                                       ------  -----

          JAPAN -- (Continued).......................
             Shiroki Corp............................  19,000 $ 61,635
             Shizuoka Bank, Ltd......................  32,000  291,572
             Shizuoka Gas Co., Ltd...................  13,000   76,776
             Shochiku Co., Ltd.......................   2,000   14,434
             Shoko Co., Ltd..........................  19,000   25,689
            *Showa Corp..............................   8,900   57,926
            #Showa Denko K.K.........................  73,000  145,687
             Showa Sangyo Co., Ltd...................  15,000   40,711
             Showa Shell Sekiyu K.K..................   4,400   48,005
            #Simplex Holdings, Inc...................      21    9,965
             Sinanen Co., Ltd........................  11,000   46,147
             Sinfonia Technology Co., Ltd............  16,000   49,817
            *Sintokogio, Ltd.........................   8,000   80,045
             SKY Perfect JSAT Holdings, Inc..........     234   93,511
             SMK Corp................................  17,000   74,358
             SNT Corp................................   6,100   28,788
             Sodick Co., Ltd.........................   9,700   63,609
             Sogo Medical Co., Ltd...................   1,100   35,393
             Sohgo Security Services Co., Ltd........   9,900  113,649
             Sojitz Corp............................. 110,400  213,041
             So-net Entertainment Corp...............       6   22,589
             Sony Corp. Sponsored ADR................  16,365  463,293
             Sotoh Co., Ltd..........................   1,500   14,802
             Space Co., Ltd..........................     600    3,757
            #Square Enix Holdings Co., Ltd...........   1,400   23,327
             SRA Holdings, Inc.......................     600    5,380
             SRI Sports, Ltd.........................      46   50,110
             St. Marc Holdings Co., Ltd..............     700   25,762
             Stanley Electric Co., Ltd...............   3,800   63,866
             Star Micronics Co., Ltd.................   5,400   60,967
             Starzen Co., Ltd........................  16,000   47,331
            #Stella Chemifa Corp.....................   1,200   43,715
             Studio Alice Co., Ltd...................     400    4,239
             Sumida Corp.............................   5,400   51,613
             Sumikin Bussan Corp.....................  25,000   57,902
             Suminoe Textile Co., Ltd................   9,000   19,019
            #Sumisho Computer Systems Corp...........   3,800   54,077
             Sumitomo Bakelite Co., Ltd..............  25,000  160,331
             Sumitomo Chemical Co., Ltd..............  35,000  186,131
             Sumitomo Corp...........................  19,700  271,758
             Sumitomo Densetsu Co., Ltd..............   7,100   30,154
             Sumitomo Electric Industries, Ltd.......  16,000  222,770
             Sumitomo Forestry Co., Ltd..............  17,100  149,873
             Sumitomo Heavy Industries, Ltd..........  12,000   79,134
            *Sumitomo Light Metal Industries, Ltd....  16,000   18,340
             Sumitomo Metal Industries, Ltd..........   6,000   12,693
             Sumitomo Metal Mining Co., Ltd..........   7,000  124,989
            #*Sumitomo Mitsui Construction Co., Ltd..  27,400   26,783
             Sumitomo Mitsui Financial Group, Inc....  26,100  810,715
             Sumitomo Osaka Cement Co., Ltd..........  54,000  146,824
             Sumitomo Pipe & Tube Co., Ltd...........   5,000   36,723
             Sumitomo Precision Products Co., Ltd....   7,000   56,022
             Sumitomo Rubber Industries, Ltd.........   1,900   21,530
             Sumitomo Seika Chemicals Co., Ltd.......   9,000   53,098
             Sumitomo Warehouse Co., Ltd.............  23,000  105,918
            #Sunx, Ltd...............................   9,300   52,319
             Suruga Bank, Ltd........................   7,000   58,427
             Suzuken Co., Ltd........................   7,000  175,012
             Suzuki Motor Corp.......................   3,000   71,421
            *SWCC Showa Holdings Co., Ltd............  47,000   59,360
            #*SxL Corp...............................  52,000   46,065

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CONTINUED

                                                       Shares  Value++
                                                       ------  -----

         JAPAN -- (Continued).........................
            Systena Corp..............................     34 $ 37,401
            T&D Holdings, Inc.........................  3,150   77,784
            T. Hasegawa Co., Ltd......................  3,100   47,357
           #T. RAD Co., Ltd........................... 22,000   92,279
            Tachi-S Co., Ltd..........................  8,500  142,929
            Tact Home Co., Ltd........................     34   29,950
            Tadano, Ltd............................... 19,000  101,617
            Taihei Dengyo Kaisha, Ltd.................  3,000   27,127
            Taihei Kogyo Co., Ltd..................... 14,000   63,612
           #Taiheiyo Cement Corp...................... 74,000  126,875
            Taiho Kogyo Co., Ltd......................  5,200   42,042
            Taikisha, Ltd.............................  3,500   67,206
           #*Taiko Bank, Ltd. (The)...................  1,000    2,966
            Taisei Corp............................... 95,000  222,547
           #Taisho Pharmaceutical Co., Ltd............  5,000  117,916
           #Taiyo Nippon Sanso Corp...................  2,000   16,154
            Taiyo Yuden Co., Ltd...................... 13,000  183,067
            TAIYO, Ltd................................ 10,000   19,202
           #*Takagi Securities Co., Ltd............... 14,000   15,187
            Takamatsu Construction Group Co., Ltd.....  2,600   36,273
            Takara Holdings, Inc...................... 12,000   58,402
            Takara Printing Co., Ltd..................  1,300   10,500
            Takara Standard Co., Ltd.................. 13,000   98,211
            Takasago International Corp............... 18,000   93,636
           #Takasago Thermal Engineering Co., Ltd.....  8,000   68,329
           #Takashima & Co., Ltd...................... 10,000   26,490
           #Takashimaya Co., Ltd...................... 29,000  198,289
           *Takata Corp...............................  2,900   88,113
            Take & Give Needs Co., Ltd................    157   10,958
           #Takihyo Co., Ltd..........................  8,000   38,116
            Takiron Co., Ltd..........................  5,000   19,560
            Takisawa Machine Tool Co., Ltd............  5,000    7,161
           *Takuma Co., Ltd........................... 13,000   47,749
            Tamron Co., Ltd...........................  1,500   33,041
           #Tamura Corp............................... 20,000   60,782
           #Tatsuta Electric Wire & Cable Co., Ltd.... 15,000   71,714
            TBK Co., Ltd.............................. 11,000   54,176
           *Teac Corp................................. 23,000   10,860
            Tecmo Koei Holdings Co., Ltd..............  3,910   29,161
            Teijin, Ltd............................... 39,000  186,906
            Teikoku Electric Manufacturing Co., Ltd...    100    1,867
            Teikoku Piston Ring Co., Ltd..............  3,600   32,638
            Teikoku Sen-I Co., Ltd....................  6,000   37,455
            Teikoku Tsushin Kogyo Co., Ltd............ 13,000   24,446
            Tekken Corp............................... 42,000   56,476
            Tenma Corp................................  2,100   22,758
            THK Co., Ltd..............................  7,200  185,070
            TKC, Corp.................................  2,600   55,471
            TOA Corp.................................. 37,000   66,601
            Toa Oil Co., Ltd.......................... 24,000   33,507
            TOA ROAD Corp............................. 10,000   21,392
            Toagosei Co., Ltd......................... 26,000  140,809
            Tobu Railway Co., Ltd.....................  3,000   11,714
            Tobu Store Co., Ltd.......................  1,000    3,017
            TOC Co., Ltd.............................. 13,500   55,250
            Tocalo Co., Ltd...........................  2,000   37,683
            Tochigi Bank, Ltd......................... 12,000   48,756
            Toda Corp................................. 33,000  122,560
           #Toda Kogyo Corp...........................  9,000   84,291
            Toei Co., Ltd............................. 12,000   54,708
            Toenec Corp...............................  3,000   17,095

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CONTINUED

                                                           Shares  Value++
                                                           ------  -----

      JAPAN -- (Continued)................................
         Toho Bank, Ltd................................... 24,000 $ 59,127
         Toho Co., Ltd.................................... 12,000   44,242
         Toho Gas Co., Ltd................................  3,000   14,050
        #Toho Holdings Co., Ltd...........................  3,400   35,070
         Toho Real Estate Co., Ltd........................  5,400   30,207
        #Toho Zinc Co., Ltd............................... 23,000  125,459
         Tokai Carbon Co., Ltd............................ 30,000  158,225
         Tokai Rika Co., Ltd..............................  6,500  113,897
         Tokai Rubber Industries, Ltd.....................  4,100   49,914
         Tokai Tokyo Financial Holdings, Inc.............. 36,000  107,898
        #Token Corp.......................................  2,370  101,102
         Tokio Marine Holdings, Inc....................... 12,716  355,723
         Toko Electric Corp...............................  7,000   38,285
        #*Toko, Inc....................................... 28,000   69,148
         Tokushu Tokai Paper Co., Ltd..................... 14,000   27,419
         Tokuyama Corp.................................... 27,000  140,379
         Tokyo Broadcasting System, Inc...................  6,800   79,546
        *Tokyo Dome Corp.................................. 28,000   60,636
         Tokyo Electron Device, Ltd.......................      1    1,875
         Tokyo Energy & Systems, Inc......................  5,000   32,983
        #Tokyo Individualized Educational Institute, Inc.. 11,800   26,238
         TOKYO KEIKI, Inc................................. 11,000   15,826
        *Tokyo Kikai Seisakusho, Ltd...................... 36,000   34,747
         Tokyo Ohka Kogyo Co., Ltd........................  5,300  112,084
         Tokyo Rakutenchi Co., Ltd........................  7,000   23,173
         Tokyo Rope Manufacturing Co., Ltd................  8,000   31,551
        #Tokyo Seimitsu Co., Ltd..........................  5,800  113,467
         Tokyo Steel Manufacturing Co., Ltd............... 12,200  132,212
         Tokyo Style Co., Ltd............................. 11,000   74,320
         Tokyo Tatemono Co., Ltd.......................... 45,000  162,722
         Tokyo Tatemono Real Estate Sales Co., Ltd........  3,300   10,414
         Tokyo Tekko Co., Ltd............................. 13,000   38,730
         Tokyo Theatres Co, Inc........................... 21,000   27,768
        *Tokyo Tomin Bank, Ltd............................  5,900   78,885
         Tokyotokeiba Co., Ltd............................ 33,000   42,430
         Tokyu Community Corp.............................  2,600   76,861
         Tokyu Construction Co., Ltd...................... 16,790   45,662
         Tokyu Corp.......................................  3,000   12,410
         Tokyu Land Corp.................................. 37,000  159,840
         Toli Corp........................................  9,000   20,795
         Tomato Bank, Ltd................................. 12,000   22,685
         Tomen Electronics Corp...........................  2,900   39,260
         Tomoe Engineering Co., Ltd.......................  2,200   46,809
         Tomoku Co., Ltd.................................. 22,000   60,292
         TOMONY Holdings, Inc............................. 11,200   39,483
        #Tomy Co., Ltd....................................  6,400   55,181
         Tonami Holdings Co., Ltd......................... 11,000   20,246
        #Topcon Corp...................................... 11,800   67,273
         Toppan Forms Co., Ltd............................  4,600   36,809
         Toppan Printing Co., Ltd......................... 30,000  235,815
         Topre Corp.......................................  6,500   53,579
         Topy Industries, Ltd............................. 28,000   73,956
         Toridoll.corp....................................     24   27,869
         Torigoe Co., Ltd. (The)..........................  2,100   18,166
         Torii Pharmaceutical Co., Ltd....................  1,800   36,949
        #Torishima Pump Manufacturing Co., Ltd............  2,300   36,775
         Tosei Corp.......................................    155   47,683
         Toshiba Machine Co., Ltd......................... 20,000  106,950
         Toshiba TEC Corp................................. 27,000  124,718
         Tosho Printing Co., Ltd..........................  6,000   10,273
         Tosoh Corp....................................... 47,000  181,817

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CONTINUED

                                                   Shares  Value++
                                                   ------  -----

             JAPAN -- (Continued).................
                Totetsu Kogyo Co., Ltd............  4,000 $ 34,683
                TOTO, Ltd.........................  2,000   15,704
                Tottori Bank, Ltd.................  8,000   16,239
                Touei Housing Corp................  1,600   18,275
                Towa Bank, Ltd.................... 43,000   51,963
               #Toyo Construction Co., Ltd........ 54,000   60,366
                Toyo Corp.........................  5,700   57,911
                Toyo Engineering Corp.............  4,000   16,160
                Toyo Ink Manufacturing Co., Ltd... 31,000  157,003
                Toyo Kanetsu K.K.................. 28,000   67,003
                Toyo Kohan Co., Ltd............... 10,000   52,898
                Toyo Securities Co., Ltd.......... 18,000   27,115
                Toyo Seikan Kaisha, Ltd...........  9,400  159,801
                Toyo Sugar Refining Co., Ltd......  8,000   10,627
                Toyo Suisan Kaisha, Ltd...........  1,000   23,030
                Toyo Tanso Co, Ltd................    300   16,664
                Toyo Tire & Rubber Co., Ltd....... 24,000   58,686
                Toyo Wharf & Warehouse Co., Ltd... 18,000   30,034
                Toyobo Co., Ltd................... 51,000   80,587
               *Toyoda Gosei Co., Ltd.............  3,400   74,287
                Toyota Auto Body Co., Ltd.........  3,900   69,019
                Toyota Motor Corp. Sponsored ADR..  7,600  605,568
                Toyota Tsusho Corp................ 13,900  231,769
                Trans Cosmos, Inc.................  3,900   36,556
                Trend Micro, Inc..................    500   14,274
                Trusco Nakayama Corp..............  3,200   54,171
                TS Tech Co., Ltd..................  1,400   24,635
                Tsubakimoto Chain Co.............. 11,000   58,526
                Tsubakimoto Kogyo Co., Ltd........  2,000    4,869
               *Tsudakoma Corp.................... 15,000   40,337
                Tsugami Corp...................... 15,000  101,934
                Tsukishima Kikai Co., Ltd.........  7,000   64,231
               *Tsukuba Bank, Ltd................. 20,400   59,219
                Tsumura & Co......................    700   21,773
               *Tsuruha Holdings, Inc.............    800   37,843
                Tsurumi Manufacturing Co., Ltd....  4,000   28,106
                Tsutsumi Jewelry Co., Ltd.........  1,300   32,437
                Tsuzuki Denki Co., Ltd............  6,000   53,142
                TV Asahi Corp.....................     14   21,511
               *TV Tokyo Holdings Corp............    700    8,989
                Ube Industries, Ltd...............  3,000    9,596
               #Ube Material Industries, Ltd...... 18,000   70,816
                Uchida Yoko Co., Ltd.............. 10,000   32,249
                Ulvac, Inc........................  5,300  118,630
               *Uniden Corp....................... 14,000   51,318
               *Unihair Co., Ltd..................  5,600   53,985
                Union Tool Co.....................  1,100   24,260
                Unipres Corp......................  2,300   49,282
                United Arrows, Ltd................  3,200   53,174
               *Unitika, Ltd...................... 71,000   54,347
                Universe Co., Ltd.................  1,900   28,267
                UNY Co., Ltd...................... 21,900  191,914
                U-Shin, Ltd.......................  8,600   60,282
                Ushio, Inc........................  1,500   30,542
                USS Co., Ltd......................    400   30,739
                Valor Co., Ltd....................  8,600   91,710
                Vital KSK Holdings, Inc...........  5,300   44,570
                Wacoal Corp....................... 13,000  169,238
               #Wacom Co., Ltd....................     12   15,336
                Warabeya Nichiyo Co., Ltd.........  3,200   38,023
                Watabe Wedding Corp...............  2,500   22,918

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CONTINUED

                                                     Shares     Value++
                                                     ------     -----

         JAPAN -- (Continued)......................
            Wood One Co., Ltd......................   6,000 $    28,229
            Xebio Co., Ltd.........................   5,000      92,772
            Y. A. C. Co., Ltd......................   3,200      25,480
           *Yachiyo Bank, Ltd. (The)...............   2,300      70,210
            Yahagi Construction Co., Ltd...........   4,800      26,227
            Yaizu Suisankagaku Industry Co., Ltd...     100         908
            Yakult Honsha Co., Ltd.................     900      24,997
            Yamabiko Corp..........................     700       7,489
            Yamada Denki Co., Ltd..................     200      14,051
            Yamagata Bank, Ltd.....................  20,000      97,554
            Yamaguchi Financial Group, Inc.........  27,000     243,866
            Yamaha Corp............................  18,600     232,632
           *Yamaha Motor Co., Ltd..................   8,800     169,155
           *Yamaichi Electronics Co., Ltd..........   2,300       6,641
            Yamanashi Chuo Bank, Ltd...............  16,000      71,348
            Yamatake Corp..........................   1,800      46,122
           #Yamatane Corp..........................  26,000      38,069
           #Yamato Holdings Co., Ltd...............   3,000      47,897
            Yamato Kogyo Co., Ltd..................   4,400     145,215
            Yamazaki Baking Co., Ltd...............  13,000     167,649
            Yamazen Co., Ltd.......................   7,800      44,572
           #Yaskawa Electric Corp..................  15,000     175,606
            Yasuda Warehouse Co., Ltd. (The).......   3,400      19,512
            Yellow Hat, Ltd........................   4,400      40,500
            Yodogawa Steel Works, Ltd..............  22,000      92,843
            Yokogawa Bridge Holdings Corp..........   5,000      34,132
           *Yokogawa Electric Corp.................  17,500     141,787
            Yokohama Reito Co., Ltd................  12,000      81,279
            Yokohama Rubber Co., Ltd...............  28,000     143,206
            Yokowo Co., Ltd........................   5,100      36,921
            Yomeishu Seizo Co., Ltd................   2,000      17,999
            Yomiuri Land Co., Ltd..................  10,000      32,329
            Yondenko Corp..........................   8,000      34,827
            Yonekyu Corp...........................   3,500      26,912
            Yonex Co., Ltd.........................   3,600      25,300
           #Yorozu Corp............................   2,800      56,748
            Yoshinoya Holdings Co., Ltd............      14      17,007
            Yuasa Trading Co., Ltd.................  26,000      37,371
            Yuken Kogyo Co., Ltd...................   7,000      14,885
           #Yukiguni Maitake Co., Ltd..............   1,100       6,378
            Yurtec Corp............................  14,000      81,409
            Yushin Precision Equipment Co., Ltd....   1,000      18,527
            Yushiro Chemical Industry Co., Ltd.....   3,800      51,823
           #Zenrin Co., Ltd........................   4,100      40,236
            Zeon Corp..............................  10,000      90,341
            ZERIA Pharmaceutical Co., Ltd..........   2,000      24,209
            Zuken, Inc.............................   5,900      44,199
                                                            -----------
         TOTAL JAPAN...............................          85,300,027
                                                            -----------

         NETHERLANDS -- (2.3%).....................
            Aalberts Industries NV.................  12,970     328,027
            Accell Group NV........................   1,152      68,578
           *Aegon NV............................... 100,804     801,235
           *Aegon NV ADR...........................   7,400      58,904
           *AFC Ajax NV............................      70         742
           #Akzo Nobel NV..........................  13,662   1,059,328
           #*AMG Advanced Metallurgical Group NV...   3,308      74,139
            Amsterdam Commodities NV...............   2,169      35,378
            APERAM NV Registered Shares............     511      21,436
            Arcadis NV.............................   6,043     155,955
            ArcelorMittal NV ADR...................  10,232     379,300

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CONTINUED

                                                      Shares     Value++
                                                      ------     -----

       NETHERLANDS -- (Continued)...................
         *ASM International NV......................   3,777 $   163,836
         *ASML Holding NV ADR.......................  11,971     499,909
         #*BE Semiconductor Industries NV...........   3,324      35,708
          Beter Bed Holding NV......................     942      29,840
          BinckBank NV..............................  11,167     201,931
          Brunel International NV...................   1,958      99,306
         *CSM NV....................................   7,747     296,772
         #*Delta Lloyd NV...........................   7,751     203,933
         #Exact Holding NV..........................   2,291      74,163
          Fugro NV..................................   5,703     522,746
         #Grontmij NV...............................   3,814      85,784
         *Heijmans NV...............................   3,105     105,085
         #Heineken NV...............................     396      23,694
          Imtech NV.................................   4,628     175,758
         *ING Groep NV..............................  15,875     209,141
         *ING Groep NV Sponsored ADR................  72,426     955,299
         #*Kardan NV................................   1,703      10,106
          KAS Bank NV...............................   1,187      20,992
         #*Kendrion NV..............................     652      16,854
          Koninklijke Ahold NV......................  15,949     223,980
          Koninklijke Bam Groep NV..................  47,404     378,476
          Koninklijke Boskalis Westminster NV.......   4,391     233,361
          Koninklijke DSM NV........................  11,964     824,641
         *Koninklijke Philips Electronics NV........  15,182     449,662
          Koninklijke Ten Cate NV...................   5,056     234,013
          Koninklijke Vopak NV......................   3,612     173,054
         #*LBi International NV.....................   8,387      22,500
          Macintosh Retail Group NV.................   2,098      58,370
          Mediq NV..................................   7,767     167,407
          Nutreco NV................................   5,131     399,319
         *Ordina NV.................................   9,981      58,975
         *Philips Electronics NV ADR................  17,136     505,341
         #*Punch Graphix NV.........................   5,490      26,111
         *Randstad Holdings NV......................   5,652     317,984
          Reed Elsevier NV ADR......................   1,500      39,450
          SBM Offshore NV...........................  14,493     423,855
         #Sligro Food Group NV......................   2,779     103,244
         *SNS Reaal Groep NV........................  23,327     143,314
          Telegraaf Media Groep NV..................   5,819     124,867
          TKH Group NV..............................   3,484     108,882
          TNT NV....................................   8,170     201,055
         #*TomTom NV................................  20,909     189,118
          Unit 4 NV.................................   3,876     145,424
         *USG People NV.............................  10,559     209,025
         *Wavin NV..................................   8,724     156,029
          Wolters Kluwer NV.........................   5,735     133,622
                                                             -----------
       TOTAL NETHERLANDS............................          12,764,958
                                                             -----------

       NEW ZEALAND -- (0.2%)........................
          Air New Zealand, Ltd...................... 114,230     102,876
          Auckland International Airport, Ltd.......  87,757     157,908
          Contact Energy, Ltd.......................  31,424     151,598
         *Fisher & Paykel Appliances Holdings, Ltd.. 133,540      65,011
          Fisher & Paykel Healthcare Corp., Ltd.....  32,478      81,380
          Freightways, Ltd..........................   1,524       4,253
          Hallenstein Glasson Holdings, Ltd.........     634       2,029
          Infratil, Ltd.............................  10,356      15,930
          Mainfreight, Ltd..........................   7,700      57,903
          New Zealand Oil & Gas, Ltd................  44,026      34,632
          New Zealand Refining Co., Ltd.............  14,184      51,685
          Nuplex Industries, Ltd....................  19,005      50,317

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CONTINUED

                                                           Shares    Value++
                                                           ------    -----

    NEW ZEALAND -- (Continued)...........................
      *Pike River Coal, Ltd..............................  12,312 $       --
       Port of Tauranga, Ltd.............................  13,029     91,349
      #Pyne Gould Corp., Ltd............................. 398,517    103,133
       Restaurant Brands New Zealand, Ltd................  16,668     33,737
       Ryman Healthcare, Ltd.............................  15,947     32,836
       Sky City Entertainment Group, Ltd.................  15,183     43,803
       Sky Network Television, Ltd.......................   9,019     42,580
       Telecom Corp. of New Zealand, Ltd. Sponsored ADR..   3,900     34,047
       Tower, Ltd........................................  15,084     22,930
       TrustPower, Ltd...................................   8,996     55,339
       Vector, Ltd.......................................   9,805     20,361
                                                                  ----------
    TOTAL NEW ZEALAND....................................          1,255,637
                                                                  ----------

    NORWAY -- (1.1%).....................................
       ABG Sundal Collier Holding ASA....................  31,428     40,132
      *Acta Holding ASA..................................  21,755     14,306
      #*Aker ASA.........................................   2,109     64,361
       Aker Kvaerner ASA.................................   4,300    103,641
       Aktiv Kapital ASA.................................   3,078     20,965
      #Atea ASA..........................................  12,215    135,133
      *Austevoll Seafood ASA.............................   7,020     53,936
      *Blom ASA..........................................   1,630        156
       Bonheur ASA.......................................     350     10,980
      *BW Offshore, Ltd. ASA.............................  33,526     86,937
      *BWG Homes ASA.....................................  12,671     59,245
       Cermaq ASA........................................   7,200    148,311
      *Copeinca ASA......................................   2,400     23,069
      *Deep Sea Supply P.L.C. ASA........................  17,544     47,227
      *Det Norske Oljeselskap ASA (B15GGN4)..............  64,000     96,051
      *Det Norske Oljeselskap ASA (B1L95G3)..............   6,863     43,178
      #DnB NOR ASA Series A..............................  46,946    763,372
      *Dockwise, Ltd. ASA................................   3,104     89,977
      *DOF ASA...........................................   6,194     68,373
      *EDB ErgoGroup ASA.................................  20,232     55,909
      #*Eitzen Chemical ASA..............................  14,172      2,408
       Ekornes ASA.......................................   2,840     80,418
      *Electromagnetic GeoServices ASA...................  24,789     60,649
      *Eltek ASA.........................................  78,226     99,648
       Farstad Shipping ASA..............................   3,400    119,395
       Fred Olsen Energy ASA.............................     450     20,728
      #Frontline, Ltd. ASA...............................     320      7,069
       Ganger Rolf ASA...................................     966     27,621
       Golar LNG, Ltd. ASA (7139695).....................   1,200     37,863
       Golar LNG, Ltd. ASA (G9456A100)...................   3,400    110,704
       Golden Ocean Group, Ltd. ASA......................  51,147     62,598
       Grieg Seafood ASA.................................  10,842     41,216
      *Kongsberg Automotive Holding ASA.................. 160,459    159,831
       Kongsberg Gruppen ASA.............................     960     30,036
       Marine Harvest ASA................................ 149,613    197,660
      #Nordic Semiconductor ASA..........................  19,109     71,480
      #*Norse Energy Corp. ASA...........................  38,395      6,376
      #Norsk Hydro ASA...................................  68,217    605,064
      *Norske Skogindustrier ASA Series A................  37,500    106,543
      *Northern Offshore, Ltd. ASA.......................   5,659     14,894
      #*Norwegian Air Shuttle ASA........................   2,164     42,488
      *Norwegian Energy Co. ASA..........................  23,337     63,880
      *Odfjell ASA Series A..............................   3,500     33,324
      #Opera Software ASA................................   4,000     22,437
       Orkla ASA.........................................  25,534    258,414
      *Panoro Energy ASA.................................   3,839      5,052
      *Petroleum Geo-Services ASA........................   9,278    146,780

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

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CONTINUED

                                                                      Shares    Value++
                                                                      ------    -----

NORWAY -- (Continued)...............................................
  *Pronova BioPharma ASA............................................   7,500 $   12,256
   Prosafe ASA......................................................   1,788     14,515
  #*Renewable Energy Corp. ASA......................................  26,492     93,558
   Schibsted ASA....................................................   3,070     92,369
  *Sevan Marine ASA................................................. 115,356     81,433
   Solstad Offshore ASA.............................................   2,300     56,129
  *Songa Offshore SE................................................  32,338    197,585
   SpareBanken 1 SMN................................................  13,419    134,826
  #StatoilHydro ASA Sponsored ADR...................................   1,600     46,896
  #*Storebrand ASA..................................................  37,700    391,555
   Subsea 7 SA......................................................  11,170    294,219
   Telenor ASA......................................................   1,000     17,276
   TGS Nopec Geophysical Co. ASA....................................   5,290    139,281
  #Tomra Systems ASA................................................  13,900    119,278
  #Veidekke ASA.....................................................   3,849     38,875
  #Wilh Wilhelmsen Holding ASA......................................   1,091     33,023
   Yara International ASA...........................................     283     16,568
                                                                             ----------
TOTAL NORWAY........................................................          6,139,477
                                                                             ----------

PORTUGAL -- (0.4%)..................................................
  #*Altri SGPS SA...................................................  18,018     43,538
  #Banco BPI SA.....................................................  37,043     66,586
  #Banco Comercial Portugues SA..................................... 344,036    274,481
  #Banco Espirito Santo SA..........................................  61,637    259,627
   Banif SGPS SA....................................................   7,050      7,307
  #Brisa SA.........................................................   7,265     48,599
   Cimpor Cimentos de Portugal SA...................................   9,436     65,193
  *EDP Renovaveis SA................................................  18,294    140,907
  #Galp Energia SGPS SA Series B....................................   1,599     35,763
  #*Impresa SGPS SA.................................................  24,471     34,762
  #Jeronimo Martins SGPS SA.........................................   6,158    101,001
   Martifer SGPS SA.................................................   5,596     11,861
   Mota-Engil SGPS SA...............................................  29,597     78,559
   Novabase SGPS SA.................................................   1,834      8,429
   Portucel-Empresa Produtora de Pasta de Papel SA..................  41,416    155,068
   Portugal Telecom SA..............................................   5,144     62,952
   Redes Energeticas Nacionais SA...................................   7,924     30,171
  *Sag Gest - Solucoes Automovel Globais SGPS SA....................   5,778      3,939
   Sociedade de Investimento e Gestao SGPS SA.......................   8,887    111,801
  *Sonae Industria SGPS SA..........................................  27,760     61,274
  #Sonae SGPS SA.................................................... 153,573    184,394
  *Sonaecom SGPS SA.................................................  33,412     76,975
  *Teixeira Duarte SA...............................................  10,457      8,504
  #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.  20,151    114,146
                                                                             ----------
TOTAL PORTUGAL......................................................          1,985,837
                                                                             ----------

SINGAPORE -- (1.4%).................................................
  *Abterra, Ltd.....................................................  55,000     52,006
  *AFP Properties, Ltd.............................................. 178,000     51,016
  *Allgreen Properties, Ltd......................................... 159,000    153,482
   Armstrong Industrial Corp., Ltd..................................  70,000     23,475
  *Asiasons Capital, Ltd............................................ 135,000     20,975
   ASL Marine Holdings, Ltd.........................................  74,200     37,684
  #AusGroup, Ltd.................................................... 245,000     91,226
   Baker Technology, Ltd............................................ 127,000     43,191
  *Banyan Tree Holdings, Ltd........................................  84,000     64,843
  *Beng Kuang Marine, Ltd........................................... 187,000     32,126
  *BH Global Marine, Ltd............................................  46,000      9,056
   Boustead Singapore, Ltd..........................................   8,000      6,672
   Breadtalk Group, Ltd.............................................  23,000     11,842
  #Broadway Industrial Group, Ltd...................................  34,000     29,198

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CONTINUED

                                                            Shares  Value++
                                                            ------  -----

     SINGAPORE -- (Continued).............................
        Bukit Sembawang Estates, Ltd......................  20,000 $ 71,430
       *Bund Center Investment, Ltd.......................  53,000    9,112
        CapitaLand, Ltd...................................  58,500  162,705
       *CapitaMalls Asia, Ltd.............................  85,000  123,144
       *Cerebos Pacific, Ltd..............................   7,000   31,700
        CH Offshore, Ltd..................................  65,000   23,658
        China Aviation Oil Singapore Corp., Ltd...........  54,000   59,665
       *China Energy, Ltd................................. 134,000   13,724
       *China Sunsine Chemical Holdings, Ltd.............. 113,000   24,939
       *Chip Eng Seng Corp., Ltd.......................... 155,000   67,148
        City Developments, Ltd............................  15,000  145,296
        ComfortDelGro Corp., Ltd..........................  14,000   17,532
       #Cosco Corp Singapore, Ltd.........................  50,000   91,008
        Creative Technology, Ltd..........................   3,750   10,662
       *CSE Global, Ltd................................... 103,000   97,668
       #*CWT, Ltd.........................................  25,000   26,613
        DBS Group Holdings, Ltd...........................  37,422  458,493
       *Delong Holdings, Ltd..............................  33,000   12,132
        Etika International Holdings, Ltd.................   7,000    2,289
        Eu Yan Sang International, Ltd....................  20,000   11,593
       #*Ezion Holdings, Ltd..............................  41,000   23,182
       #Ezra Holdings, Ltd................................  78,000  105,479
        F.J. Benjamin Holdings, Ltd.......................  75,000   22,698
       #*Falcon Energy Group, Ltd......................... 160,000   47,184
       #First Resources, Ltd..............................  21,000   23,726
        Fraser & Neave, Ltd...............................  62,000  317,838
        Freight Links Express Holdings, Ltd............... 153,000    8,176
       #*Gallant Venture, Ltd.............................  51,000   18,162
        Golden Agri-Resources, Ltd........................ 458,000  249,456
        Goodpack, Ltd.....................................  15,000   24,293
        GuocoLand, Ltd....................................  53,333  108,833
        Healthway Medical Corp., Ltd...................... 249,000   26,480
        Hiap Seng Engineering, Ltd........................  50,000   21,503
        Hi-P International, Ltd...........................  76,000   75,781
        Ho Bee Investment, Ltd............................  36,000   43,632
       *Hong Fok Corp., Ltd...............................  89,000   43,322
        Hong Leong Asia, Ltd..............................  28,000   61,640
        Hotel Grand Central, Ltd..........................   6,000    4,046
        Hotel Properties, Ltd.............................  30,000   58,884
        HTL International Holdings, Ltd...................  48,000   23,360
        Hwa Hong Corp., Ltd...............................  21,000   11,256
        Hyflux, Ltd.......................................  34,500   60,677
       *Indofood Agri Resources, Ltd......................  30,000   51,130
        InnoTek, Ltd......................................  37,000   18,320
        Jardine Cycle & Carriage, Ltd.....................   3,000   90,541
       *Jaya Holdings, Ltd................................  45,000   21,561
       *JES International Holdings, Ltd................... 250,000   60,467
       *Jiutian Chemical Group, Ltd....................... 214,000    6,113
        Keppel Land, Ltd..................................  41,390  141,258
        Keppel Telecommunications & Transportation, Ltd...  42,000   44,276
        K-Green Trust, Ltd................................   1,400    1,189
       #Kim Eng Holdings, Ltd.............................  45,000  113,034
       *KS Energy Services, Ltd...........................  68,000   55,100
        M1, Ltd...........................................  11,000   21,471
       #*Manhattan Resources, Ltd.........................  47,000   41,870
       *Marco Polo Marine, Ltd............................  39,000   13,077
       #Mercator Lines Singapore, Ltd..................... 134,000   25,213
        Metro Holdings, Ltd...............................  31,000   22,045
       #Midas Holdings, Ltd............................... 116,000   69,317
       *Neptune Orient Lines, Ltd.........................  54,250   83,562
        NSL, Ltd..........................................  16,000   19,341

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CONTINUED

                                                           Shares    Value++
                                                           ------    -----

    SINGAPORE -- (Continued).............................
      #*Oceanus Group, Ltd...............................  70,000 $   15,726
       Olam International, Ltd...........................  24,000     56,383
       Orchard Parade Holdings, Ltd......................  24,000     30,839
      #OSIM International, Ltd...........................  51,000     70,995
      #*Otto Marine, Ltd................................. 130,000     24,451
       Oversea-Chinese Banking Corp., Ltd................  26,793    209,233
      #Overseas Union Enterprise, Ltd....................  65,000    163,013
       Pan Pacific Hotels Group, Ltd.....................  31,000     46,889
       QAF, Ltd..........................................  69,000     36,903
      #*Raffles Education Corp., Ltd.....................  49,850     27,104
       Raffles Medical Group, Ltd........................  12,000     22,294
       SATS, Ltd.........................................  43,380     91,550
      *SC Global Developments, Ltd.......................  51,000     58,846
       SembCorp Industries, Ltd..........................  27,000    119,291
       SembCorp Marine, Ltd..............................   7,000     32,483
      #Singapore Airlines, Ltd...........................  12,000    138,230
      #Singapore Exchange, Ltd...........................   4,000     25,521
       Singapore Land, Ltd...............................  22,000    128,729
       Singapore Post, Ltd...............................  41,000     38,896
       Singapore Press Holdings, Ltd.....................  13,000     42,304
       Singapore Telecommunications, Ltd.................  55,000    140,394
       SMRT Corp., Ltd...................................  25,000     38,840
       Spice I2I, Ltd.................................... 232,000     10,472
      *Stamford Land Corp., Ltd.......................... 154,000     78,055
       StarHub, Ltd......................................   8,000     18,780
       Sunningdale Tech, Ltd............................. 143,000     19,310
      *Sunvic Chemical Holdings, Ltd..................... 152,000    100,734
      #Super Group, Ltd..................................  22,000     24,848
      #*Swiber Holdings, Ltd............................. 103,000     67,024
      *Swissco Holdings, Ltd.............................  60,000     14,483
       Tat Hong Holdings, Ltd............................  29,000     19,810
       Tiong Woon Corp. Holding, Ltd.....................  67,000     20,309
      *Transcu Group, Ltd................................ 383,999     15,647
      #UMS Holdings, Ltd................................. 144,000     68,326
       United Engineers, Ltd.............................  25,000     51,952
      #United Envirotech, Ltd............................  83,000     27,523
       United Industrial Corp., Ltd...................... 103,000    238,344
      #United Overseas Bank, Ltd.........................  18,045    289,530
       UOB-Kay Hian Holdings, Ltd........................  49,000     75,319
       UOL Group, Ltd....................................  52,000    205,880
       Venture Corp., Ltd................................  39,000    307,709
       WBL Corp., Ltd....................................   6,000     18,405
       Wee Hur Holdings, Ltd.............................  75,000     17,492
       Wheelock Properties, Ltd..........................  18,000     27,381
      #Wilmar International, Ltd.........................   8,000     34,478
       Wing Tai Holdings, Ltd............................  56,000     72,339
      *Yongnam Holdings, Ltd............................. 108,000     23,456
                                                                  ----------
    TOTAL SINGAPORE......................................          7,772,316
                                                                  ----------

    SPAIN -- (1.8%)......................................
      #Abengoa SA........................................   4,872    162,423
       Abertis Infraestructuras SA.......................   4,973    117,808
       Acciona SA........................................   2,619    304,655
       Acerinox SA.......................................  13,682    274,864
       Actividades de Construccion y Servicios SA........   1,883     94,741
       Almirall SA.......................................   8,510     96,964
      *Amper SA..........................................   5,383     32,237
       Antena 3 de Television SA.........................   5,451     50,528
       Banco Bilbao Vizcaya Argentaria SA................   7,400     94,791
       Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..  40,108    513,783
      #Banco de Sabadell SA..............................  94,633    419,108

                                      519

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CONTINUED

                                                               Shares  Value++
                                                               ------  -----

 SPAIN -- (Continued)........................................
    Banco de Sabadell SA Convertible Shares..................   6,409 $  6,750
   #*Banco de Valencia SA....................................   5,896   23,839
   #Banco Espanol de Credito SA..............................   5,861   54,753
    Banco Pastor SA..........................................  17,368   83,876
   #Banco Popular Espanol SA.................................  43,797  262,355
   #Banco Santander SA.......................................  60,184  768,580
   #Banco Santander SA Sponsored ADR.........................  50,731  629,064
   #Bankinter SA.............................................  39,196  292,367
   *Baron de Ley SA..........................................     967   69,410
   #Bolsas y Mercados Espanoles SA...........................   4,896  165,751
    Caja de Ahorros del Mediterraneo SA......................   8,736   62,717
    Campofrio Food Group SA..................................   1,520   20,748
    Cementos Portland Valderrivas SA.........................   1,746   39,796
    Cia Espanola de Petroleos SA.............................     468   19,552
   #*Cie Automotive SA.......................................  11,475  101,340
    Cintra Concesiones de Infraestructuras de Transporte SA..  29,985  413,431
   *Codere SA................................................     530    8,581
    Construcciones y Auxiliar de Ferrocarriles SA............     202  123,084
    Criteria Caixacorp SA....................................  32,638  240,754
    Dinamia Capital Privado Sociedad de Capital Riesgo SA....   1,398   16,975
    Duro Felguera SA.........................................   7,224   61,387
    Ebro Foods SA............................................   7,979  196,867
    Elecnor SA...............................................   4,468   75,402
    Enagas SA................................................   4,664  115,315
   *Ercros SA................................................   9,141   14,001
   #Faes Farma SA............................................  24,504   98,558
    Fersa Energias Renovables SA.............................   4,378    8,396
    Fluidra SA...............................................     613    2,585
    Fomento de Construcciones y Contratas SA.................   2,311   78,513
   *Gamesa Corp Tecnologica SA...............................  22,821  214,437
    Gas Natural SDG SA.......................................  19,205  394,899
   *Gestevision Telec, Inc. SA...............................   7,865   88,411
    Grifols SA...............................................   2,915   57,701
    Grupo Catalana Occidente SA..............................   5,497  144,096
   *Grupo Empresarial Ence SA................................  27,374  114,564
   *Grupo Ezentis SA......................................... 105,901   70,122
    Iberdrola Renovables SA..................................  49,890  228,320
    Iberdrola SA.............................................  29,133  270,165
    Iberpapel Gestion SA.....................................     130    2,890
    Indra Sistemas SA........................................   1,519   34,453
   *Inmobiliaria Colonial SA................................. 126,488   14,429
   *Jazztel P.L.C............................................  28,321  173,155
   *La Seda de Barcelona SA.................................. 159,016   19,302
    Laboratorios Farmaceuticos Rovi SA.......................   1,442   11,105
    Mapfre SA................................................   5,709   23,829
    Miquel y Costas & Miquel SA..............................   1,261   42,080
   *Natraceutical SA.........................................  16,106    8,200
   *NH Hoteles SA............................................  24,976  210,810
    Obrascon Huarte Lain SA..................................   2,613  107,046
    Papeles y Cartones de Europa SA..........................   7,764   47,606
    Pescanova SA.............................................   1,779   74,002
   *Promotora de Informaciones SA............................  16,733   47,333
    Prosegur Cia de Seguridad SA.............................   1,405   85,785
   *Quabit Inmobiliaria SA...................................  38,794    9,601
   *Realia Business SA.......................................  39,131  102,355
    Red Electrica Corporacion SA.............................   1,329   84,679
    Repsol YPF SA Sponsored ADR..............................   8,150  291,118
   #*Reyal Urbis SA..........................................   2,446    4,068
   *Sacyr Vallehermoso SA....................................  14,705  185,707
   *Service Point Solutions SA (B07NKR8).....................   7,936    5,273
   *Service Point Solutions SA (B3WDD75).....................   2,266    1,507

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CONTINUED


                                                   Shares     Value++
                                                   ------     -----

          SPAIN -- (Continued)....................
             Sol Melia SA.........................  3,757 $    48,982
             Solaria Energia y Medio Ambiente SA..  8,257      27,337
            *SOS Corp. Alimentaria SA............. 35,847      33,999
             Tecnicas Reunidas SA.................    999      62,749
             Telecomunicaciones y Energia SA......  2,844       9,265
            *Tubacex SA........................... 24,277     103,978
            *Tubos Reunidos SA.................... 15,910      52,536
             Unipapel SA..........................     30         560
             Vidrala SA...........................  3,818     122,757
             Viscofan SA..........................  3,785     166,863
            *Vocento SA...........................    845       4,464
            *Vueling Airlines SA..................  2,854      40,149
             Zardoya Otis SA......................    769      13,091
            *Zeltia SA............................ 25,156     104,831
                                                          -----------
          TOTAL SPAIN.............................         10,177,258
                                                          -----------

          SWEDEN -- (2.7%)........................
             Aarhuskarlshamn AB...................  3,059     100,242
            #Acando AB............................ 18,648      49,993
            #*Active Biotech AB...................  1,997      32,741
             Addtech AB Series B..................  1,015      32,435
            #AF AB................................  5,584     124,280
            #Alfa Laval AB........................  2,160      48,354
            *Anoto Group AB....................... 11,499       9,423
            #Assa Abloy AB Series B...............  3,100      93,125
             Avanza Bank Holding AB...............  1,688      61,755
             Axfood AB............................  1,350      49,584
             Axis Communications AB...............  3,786      96,528
             B&B Tools AB.........................  5,507     104,790
            #*BE Group AB.........................  8,493      63,314
             Beijer Alma AB.......................  1,928      44,750
            *Betsson AB...........................  2,228      50,192
            #Bilia AB Series A....................  5,411     139,118
            #Billerud AB.......................... 17,649     214,763
            #*BioInvent International AB..........  5,547      24,928
            #Biotage AB........................... 19,463      21,323
             Bjorn Borg AB........................  1,140      11,170
            *Bjorn Borg AB Redemption Shares......  2,280         981
            #Boliden AB........................... 35,292     796,024
            *Bure Equity AB....................... 19,350     109,862
            *Castellum AB.........................  3,505      54,335
            *CDON Group AB........................  4,074      26,160
            #Clas Ohlson AB Series B..............  2,529      40,809
            #Concordia Maritime AB Series B....... 10,317      30,900
            *Diamyd Medical AB....................  2,484      51,313
            #Duni AB..............................  5,126      56,907
            #*East Capital Explorer AB............  6,363      84,514
            #*Electrolux AB Series B..............  8,200     208,677
             Elekta AB Series B...................  6,166     281,403
            *Eniro AB.............................  6,848      25,905
            *Etrion Corp. AG......................  5,406       5,360
            #*Fabege AB...........................  2,375      27,271
            #G & L Beijer AB Series B.............  1,494      70,161
            #Getinge AB...........................  3,048      81,089
            #*Gunnebo AB..........................  8,531      60,486
            #Hakon Invest AB......................  5,951     104,950
            *Haldex AB............................  8,712     153,631
             Hexagon AB........................... 16,552     430,053
             Hexpol AB............................  4,560     118,100
            *HIQ International AB.................  5,939      40,097
            #Hoganas AB Series B..................  3,934     163,383

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

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CONTINUED

                                                         Shares  Value++
                                                         ------  -----

        SWEDEN -- (Continued)..........................
           Holmen AB...................................   7,833 $289,062
          #HQ AB.......................................   1,073      701
           Hufvudstaden AB Class A.....................   2,399   30,774
          #Husqvarna AB Series A.......................   1,778   13,956
          #Husqvarna AB Series B.......................  18,549  145,934
           Industrial & Financial Systems AB Series B..   3,767   77,281
          *Intrum Justitia AB..........................   6,733  102,038
          #JM AB.......................................  10,548  301,176
          #KappAhl AB..................................   5,572   33,018
          #*Karo Bio AB................................  17,374    5,276
           Klovern AB..................................   1,435    7,789
           Kungsleden AB...............................   1,792   18,907
           Lagercrantz Group AB Series B...............   2,159   22,508
          #*Lindab International AB....................  10,001  133,490
          #*Loomis AB..................................  13,766  218,634
          *Lundin Petroleum AB.........................  23,683  359,433
          #Meda AB Series A............................  28,325  300,080
          #*Medivir AB.................................   1,573   36,549
           Mekonomen AB................................   1,728   66,663
          *Micronic Mydata AB..........................  22,549   58,229
           Modern Times Group AB Series B..............   4,074  312,524
           NCC AB Series B.............................   6,132  163,980
          #*Net Entertainment AB Redemption Shares.....   2,208      731
          #*Net Entertainment NE AB....................   2,208   20,086
          #*Net Insight AB.............................  44,491   27,182
           New Wave Group AB Series B..................   9,990   82,270
          #NIBE Industrier AB..........................   2,591   44,187
          #Niscayah Group AB...........................  53,366  109,529
          *Nobia AB....................................  20,065  160,051
          #Nolato AB Series B..........................   2,390   28,801
           Nordea Bank AB..............................  65,224  743,652
          #OEM International AB Series B...............   1,100   11,853
          *Opcon AB....................................   1,013    3,029
          #*ORC Software AB............................   1,183   18,997
          *Orexo AB....................................   5,596   43,196
           Oriflame Cosmetics SA.......................     875   49,392
          *Pa Resources AB............................. 127,120   93,615
          #Peab AB Series B............................  16,411  151,863
          #*Pricer AB.................................. 338,235   85,026
          #*Proffice AB................................   6,502   36,601
           Ratos AB....................................   8,386  346,599
          #RaySearch Laboratories AB...................   1,193    6,739
          *Rederi AB Transatlantic.....................   4,088   17,626
          *Rezidor Hotel Group AB......................  18,581  134,042
          #*RNB Retail & Brands AB.....................  34,650   36,706
          #*Rottneros AB...............................  33,249   26,096
           Saab AB.....................................   6,770  152,932
          *SAS AB......................................  26,212   87,214
          *Seco Tools AB...............................   1,924   37,291
          #Securitas AB Series B.......................   3,676   46,073
          *Sensys Traffic AB...........................  13,176    2,076
           Skandinaviska Enskilda Banken AB Series A...  31,591  303,682
           Skanska AB Series B.........................   3,800   81,692
          #SKF AB Series B.............................   2,200   69,460
          #Skistar AB..................................     192    3,303
          #*SSAB AB Series A...........................  14,191  253,615
          *SSAB AB Series B............................   7,666  119,869
          *Studsvik AB.................................   1,328   13,753
           Svenska Cellulosa AB........................   3,047   46,547
           Svenska Cellulosa AB Series B...............  32,803  502,883
           Svenska Handelsbanken AB Series A...........  10,598  367,531

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CONTINUED

                                                         Shares     Value++
                                                         ------     -----

    SWEDEN -- (Continued)...............................
       Swedbank AB Series A............................. 43,200 $   819,311
      #Swedish Match AB.................................  3,673     130,361
      #*Swedish Orphan Biovitrum AB..................... 22,449      93,322
       Systemair AB.....................................    819      13,753
       Tele2 AB Series B................................ 14,111     354,367
      *Telefonaktiebolaget LM Ericsson AB............... 40,028     607,366
      *Telefonaktiebolaget LM Ericsson AB Series A......    449       6,600
      #Telefonaktiebolaget LM Ericsson AB Sponsored ADR. 21,000     319,200
       TeliaSonera AB................................... 46,073     375,999
      #*TradeDoubler AB.................................  4,911      39,426
      #Trelleborg AB Series B........................... 31,377     379,717
       Vitrolife AB.....................................    850       5,526
      *Volvo AB Series A................................  2,392      46,862
      *Volvo AB Series B................................ 12,440     244,475
      #*Wihlborgs Fastigheter AB........................    794      23,912
                                                                -----------
    TOTAL SWEDEN........................................         14,919,168
                                                                -----------

    SWITZERLAND -- (5.7%)...............................
       ABB, Ltd. AG.....................................  6,988     192,976
       ABB, Ltd. AG Sponsored ADR.......................  8,820     242,462
      #Acino Holding AG.................................    137      13,178
      *Actelion, Ltd. AG................................  1,250      73,650
       Adecco SA........................................  8,085     577,794
       Advanced Digital Broadcast Holdings SA...........    398      11,480
      *AFG Arbonia-Forster Holding AG...................  4,454     184,074
       Allreal Holding AG...............................  1,420     233,120
       ALSO-Actebis Holding AG..........................    321      18,951
       Aryzta AG........................................ 14,609     814,869
      *Ascom Holding AG.................................  8,007     130,022
      *Austriamicrosystems AG...........................  2,550     144,793
      #Bachem Holdings AG...............................  1,420      84,369
       Baloise Holding AG...............................  6,820     754,812
      *Bank Coop AG.....................................  1,427     110,855
       Bank Sarasin & Cie AG Series B...................  2,665     117,101
       Banque Cantonale de Geneve SA....................    110      29,772
       Banque Cantonale Vaudoise AG.....................    394     242,248
       Banque Privee Edmond de Rothschild SA............      1      32,159
       Barry Callebaut AG...............................    160     153,035
      *Basilea Pharmaceutica AG.........................    236      18,922
      #Basler Kantonalbank AG...........................    551      90,450
      *Belimo Holdings AG...............................     60     138,809
       Bell AG..........................................     14      35,951
       Bellevue Group AG................................  1,015      32,024
       Berner Kantonalbank AG...........................    306      87,146
       BKW FMB Energie AG...............................    137       9,107
      *Bobst Group AG...................................  2,387     115,703
      *Bossard Holding AG...............................    598     104,087
       Bucher Industries AG.............................  1,648     402,005
       Burckhardt Compression Holding AG................    308      99,015
       Centralschweizerische Kraftwerke AG..............     31      11,857
      *Charles Voegele Holding AG.......................  2,841     227,035
      *Cie Financiere Tradition SA......................    305      42,601
      #*Clariant AG..................................... 25,538     530,167
       Coltene Holding AG...............................    124       7,614
       Compagnie Financiere Richemont SA Series A.......  5,585     361,233
       Conzzeta AG......................................     35     105,271
       Credit Suisse Group AG........................... 22,184   1,009,742
       Daetwyler Holding AG.............................  1,335     131,155
      *Dufry AG.........................................  2,291     299,703
      #EFG International AG.............................  7,400     110,503
       EGL AG...........................................     34      28,486

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CONTINUED

                                                             Shares    Value++
                                                             ------    -----

  SWITZERLAND -- (Continued)................................
     Emmi AG................................................    135 $   33,582
     EMS-Chemie Holding AG..................................    653    134,839
     Energiedienst Holding AG...............................    615     42,635
     Flughafen Zuerich AG...................................    504    222,082
     Forbo Holding AG.......................................    249    203,757
    #Galenica Holding AG....................................    437    288,565
    *GAM Holding AG......................................... 36,567    720,739
    *Gategroup Holding AG...................................  1,998    107,082
     Geberit AG.............................................    739    172,906
    *George Fisher AG.......................................    750    490,385
     Givaudan SA............................................    282    313,780
    #Gurit Holding AG.......................................    178    138,880
     Helvetia Holding AG....................................    887    416,458
     Holcim, Ltd. AG........................................ 21,970  1,914,291
    *Huber & Suhner AG......................................    992     73,748
    *Implenia AG............................................  1,300     47,152
    *Inficon Holding AG.....................................    241     56,837
    *Interroll Holding AG...................................    121     60,860
     Julius Baer Group, Ltd. AG............................. 12,868    602,194
     Kaba Holding AG........................................    359    160,306
    *Kardex AG..............................................  1,109     32,318
    *Komax Holding AG.......................................    885    110,391
    #Kudelski SA............................................  8,631    158,280
     Kuehne & Nagel International AG........................  1,113    177,983
     Kuoni Reisen Holding AG................................    565    259,996
    #*LEM Holding SA........................................     28     19,377
    *Liechtensteinische Landesbank AG.......................  1,064     93,533
    *LifeWatch AG...........................................    922      8,156
     Lindt & Spruengli AG...................................      1     37,239
    #*Logitech International SA............................. 11,683    162,018
    *Lonza Group AG.........................................  6,321    543,592
     Luzerner Kantonalbank AG...............................    279    105,217
     Metall Zug AG..........................................     32    148,000
    #*Meyer Burger Technology AG............................  9,670    483,785
    *Micronas Semiconductor Holding AG......................  8,922     85,271
     Mobilezone Holding AG..................................  2,526     30,369
     Mobimo Holding AG......................................    894    216,406
    *Nobel Biocare Holding AG...............................  3,987     88,564
     Novartis AG............................................    552     32,734
    #Novartis AG ADR........................................ 12,100    715,957
    *OC Oerlikon Corp. AG................................... 24,970    219,373
    #*Orascom Development Holding AG........................  1,261     53,696
     Orell Fuessli Holding AG...............................    184     27,852
    #*Panalpina Welttransport Holding AG....................  2,305    312,274
     Partners Group Holding AG..............................    929    197,372
    *Petroplus Holdings AG.................................. 17,593    263,672
     Phoenix Mecano AG......................................    168    139,001
    *Precious Woods Holding AG..............................    466     10,075
     PSP Swiss Property AG..................................    958     87,212
    *PubliGroupe SA.........................................    379     66,727
    *Rieters Holdings AG....................................    720    310,266
     Romande Energie Holding SA.............................     31     59,461
    *Schaffner Holding AG...................................     31     11,883
     Schindler Holding AG...................................    551     70,962
    *Schmolz & Bickenbach AG................................  5,880     69,927
    #Schulthess Group AG....................................  1,676    110,937
    #Schweiter Technologies AG..............................    171    134,611
     Schweizerische National-Versicherungs-Gesellschaft AG..  1,743     74,950
     SGS SA.................................................     32     63,584
    *Siegfried Holding AG...................................    472     57,240
     Sika AG................................................    177    452,119

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CONTINUED

                                                  Shares     Value++
                                                  ------     -----

           SWITZERLAND -- (Continued)...........
              Sonova Holding AG.................     728 $    73,552
              St. Galler Kantonalbank AG........     337     188,919
              Straumann Holding AG..............     149      38,980
              Sulzer AG.........................   3,071     554,777
              Swatch Group AG (7184725).........   1,378     678,576
              Swatch Group AG (7184736).........   2,170     192,759
              Swiss Life Holding AG.............   4,157     759,008
              Swiss Reinsurance Co., Ltd. AG....  23,898   1,425,910
              Swisscom AG.......................     228     104,648
              Swisslog Holding AG...............  74,559      75,885
              Swissquote Group Holding SA.......   1,088      69,791
              Syngenta AG ADR...................   6,500     459,810
              Synthes, Inc......................   2,163     372,782
              Tecan Group AG....................   1,172      97,675
             *Temenos Group AG..................   4,813     160,103
             *Tornos Holding AG.................   2,333      37,565
             *U-Blox AG.........................     815      46,629
             *UBS AG............................  52,017   1,040,994
             *UBS AG ADR........................  34,236     684,720
             #Valiant Holding AG................   1,320     187,686
              Valora Holding AG.................     727     248,232
              Vaudoise Assurances Holding SA....      65      21,271
              Verwaltungs und Privat-Bank AG....     488      64,578
             *Vetropack Holding AG..............      11      24,087
             #*Von Roll Holding AG..............  18,595      96,817
             #Vontobel Holdings AG..............   4,723     192,546
              VZ Holding AG.....................     157      24,501
              Walliser Kantonalbank AG..........      24      20,547
              Winterthur Technologie AG.........     406      29,142
             #Ypsomed Holdings AG...............   1,113      73,256
              Zehnder Group AG..................      58     183,081
              Zuger Kantonalbank AG.............      19     122,998
              Zurich Financial Services AG......  10,024   2,818,535
                                                         -----------
           TOTAL SWITZERLAND....................          31,834,124
                                                         -----------

           UNITED KINGDOM -- (15.6%)............
             *888 Holdings P.L.C................  29,087      18,412
              A.G. Barr P.L.C...................   2,386      55,011
              Aberdeen Asset Management P.L.C...  87,090     332,776
              Acal P.L.C........................   3,887      21,401
              Admiral Group P.L.C...............   3,611     102,157
              Aegis Group P.L.C.................  78,495     183,930
             *Afren P.L.C.......................  75,219     201,478
              Aga Rangemaster Group P.L.C.......   9,912      20,430
              Aggreko P.L.C.....................  14,312     428,178
             *Alterian P.L.C....................   4,593       8,853
              Amec P.L.C........................  14,181     284,684
              Amlin P.L.C.......................  64,616     451,951
              Anglo American P.L.C..............  48,414   2,537,802
              Anglo Pacific Group P.L.C.........  16,211      85,768
              Anite P.L.C.......................  44,555      47,846
             *Antisoma P.L.C....................  80,939       3,258
              Antofagasta P.L.C.................   4,037      94,611
             *Ark Therapeutics Group P.L.C......  14,764       1,031
              ARM Holdings P.L.C................  60,227     624,221
              Ashmore Group P.L.C...............  23,282     145,468
              Ashtead Group P.L.C............... 135,222     457,814
              Associated British Foods P.L.C....  18,923     318,691
             *Assura Group, Ltd. P.L.C..........  23,540      18,488
              AstraZeneca P.L.C. Sponsored ADR..   2,300     114,609
             *Autonomy Corp. P.L.C..............   5,241     141,446

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

         UNITED KINGDOM -- (Continued)..............
            Aveva Group P.L.C.......................   5,527 $  148,005
           *Avis Europe P.L.C.......................   7,651     24,837
            Aviva P.L.C............................. 128,562    962,152
           *Axis-Shield P.L.C.......................   4,951     25,745
            Babcock International Group P.L.C.......  29,885    320,129
            BAE Systems P.L.C.......................  37,092    203,608
            Balfour Beatty P.L.C....................  33,251    182,595
            Barclays P.L.C.......................... 140,947    670,061
            Barclays P.L.C. Sponsored ADR...........   5,456    103,937
           *Barratt Developments P.L.C.............. 168,775    315,780
            BBA Aviation P.L.C......................  79,836    290,219
            Beazley P.L.C...........................  88,526    194,210
            Bellway P.L.C...........................  25,756    304,952
            Berendsen P.L.C.........................  38,043    330,785
           *Berkeley Group Holdings P.L.C. (The)....  19,342    343,158
            BG Group P.L.C..........................  17,014    438,136
           #BHP Billiton P.L.C. ADR.................   2,500    210,450
            Bloomsbury Publishing P.L.C.............   1,196      2,702
            Bodycote P.L.C..........................  51,186    333,482
           *Booker Group P.L.C......................   8,723      8,772
            Bovis Homes Group P.L.C.................  32,817    241,902
            BP P.L.C. Sponsored ADR.................  65,797  3,035,874
            Braemar Shipping Services P.L.C.........   1,245     10,528
            Brewin Dolphin Holdings P.L.C...........  35,662    102,843
            British Polythene Industries P.L.C......   4,284     20,729
            Britvic P.L.C...........................  10,265     70,300
            BT Group P.L.C..........................  16,974     55,727
            BT Group P.L.C. Sponsored ADR...........   1,762     58,252
           *BTG P.L.C...............................  39,607    164,763
            Bunzl P.L.C.............................  16,317    203,168
            Burberry Group P.L.C....................  14,668    318,280
           *Bwin.Party Digital Entertainment P.L.C..  58,859    150,827
            Cable & Wireless Communications P.L.C... 120,990     93,955
            Cable & Wireless Worldwide P.L.C........ 264,160    212,554
           *Cairn Energy P.L.C......................  24,500    185,359
            Capita Group P.L.C......................   3,491     42,969
           *Capital & Regional P.L.C................  34,857     22,519
            Carillion P.L.C.........................  61,708    405,006
            Carnival P.L.C..........................   9,773    393,488
            Carnival P.L.C. ADR.....................   2,604    104,134
            Carpetright P.L.C.......................   4,645     53,530
           *Carphone Warehouse Group P.L.C..........  30,903    205,194
            Catlin Group, Ltd. P.L.C................  52,696    348,438
           *Centamin Egypt, Ltd.....................  34,947     76,324
            Charter International P.L.C.............  12,730    174,976
           *Chaucer Holdings P.L.C..................  88,414     81,566
            Chemring Group P.L.C....................   6,170     69,206
            Chesnara P.L.C..........................  28,258    120,059
            Chime Communications P.L.C..............   5,536     24,823
           *Cineworld Group P.L.C...................  19,510     71,261
           *Clarkson P.L.C..........................     893     18,839
            Close Brothers Group P.L.C..............  24,974    338,800
           *Cobham P.L.C............................  26,402    100,848
            Collins Stewart P.L.C...................  43,337     61,293
           *Colt Group SA...........................  47,755    120,137
            Compass Group P.L.C.....................  18,474    180,775
            Computacenter P.L.C.....................  32,517    250,036
            Connaught P.L.C.........................  17,457      4,855
            Consort Medical P.L.C...................   6,807     64,906
           *Cookson Group P.L.C.....................  43,227    518,597
            Costain Group P.L.C.....................   2,521      9,524

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CONTINUED

                                                         Shares  Value++
                                                         ------  -----

        UNITED KINGDOM -- (Continued)..................
           Cranswick P.L.C.............................   8,168 $103,002
           Croda International P.L.C...................   7,616  239,291
          *CSR P.L.C...................................  36,667  229,443
           Daily Mail & General Trust P.L.C. Series A..  21,649  180,611
           Dairy Crest Group P.L.C.....................  30,651  205,772
           De La Rue P.L.C.............................  10,800  143,548
          *Debenhams P.L.C............................. 278,351  317,878
           Dechra Pharmaceuticals P.L.C................   5,204   41,768
           Development Securities P.L.C................  16,628   60,338
           Devro P.L.C.................................  26,558  127,026
           Dignity P.L.C...............................   3,994   51,129
           Diploma P.L.C...............................  18,621  114,825
          *Dixons Retail P.L.C......................... 608,548  146,779
           Domino Printing Sciences P.L.C..............  16,343  183,789
           Domino's Pizza UK & IRL P.L.C...............   8,282   64,083
          *Drax Group P.L.C............................  13,363   98,421
           DS Smith P.L.C..............................  87,621  317,596
           Dunelm Group P.L.C..........................   2,288   17,466
          *E2V Technologies P.L.C......................  11,558   25,996
          *easyJet P.L.C...............................  28,068  163,780
           Electrocomponents P.L.C.....................  40,856  190,175
           Elementis P.L.C.............................  92,492  255,140
          *EnQuest P.L.C...............................  40,791   95,246
          *Enterprise Inns P.L.C....................... 107,018  170,879
           Eurasian Natural Resources Corp. P.L.C......   8,647  132,510
           Euromoney Institutional Investor P.L.C......   2,459   29,346
           Evolution Group P.L.C.......................  45,511   54,366
          *Exillon Energy P.L.C........................   2,353   18,425
           F&C Asset Management P.L.C..................  76,257  101,510
           Fenner P.L.C................................  40,245  261,905
           Fiberweb P.L.C..............................   4,026    5,044
           Fidessa Group P.L.C.........................   1,552   45,729
           Filtrona P.L.C..............................  26,942  155,008
          *Findel P.L.C................................ 203,693   20,563
           Firstgroup P.L.C............................  17,652   95,919
           Forth Ports P.L.C...........................   5,505  149,221
          *Fortune Oil P.L.C...........................  30,923    6,917
           Fuller Smith & Turner P.L.C.................   2,649   28,717
           G4S P.L.C...................................  47,664  220,122
           Galliford Try P.L.C.........................  13,811   95,662
           Game Group P.L.C............................  97,051   86,123
          *Gem Diamonds, Ltd...........................  30,448  146,424
           Genus P.L.C.................................   7,718  128,836
           GKN P.L.C................................... 166,610  621,701
           Go-Ahead Group P.L.C........................   2,662   62,991
           Greene King P.L.C...........................  42,863  351,250
           Greggs P.L.C................................  15,704  135,195
           Halfords Group P.L.C........................  24,404  161,276
           Halma P.L.C.................................  23,155  144,612
           Hampson Industries P.L.C....................  63,123   27,811
          *Hansen Transmissions International NV.......  44,074   36,580
          *Hardy Oil & Gas P.L.C.......................   8,461   31,378
          *Hardy Underwriting Group P.L.C..............   7,837   37,221
           Hargreaves Lansdown P.L.C...................  10,452  112,606
           Hays P.L.C..................................  32,961   65,654
           Headlam Group P.L.C.........................  17,739   90,367
           Helical Bar P.L.C...........................  28,938  126,414
          *Helphire P.L.C..............................  19,432    4,357
           Henderson Group P.L.C.......................  82,873  225,154
           Heritage Oil P.L.C..........................   9,169   38,331
           Hikma Pharmaceuticals P.L.C.................  15,446  202,981

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          Shares    Value++
                                                          ------    -----

    UNITED KINGDOM -- (Continued).......................
       Hill & Smith Holdings P.L.C......................  18,702 $  105,043
       Hiscox, Ltd. P.L.C...............................  55,074    380,104
       HMV Group P.L.C.................................. 103,481     18,605
       Hochschild Mining P.L.C..........................  15,417    158,261
       Holidaybreak P.L.C...............................  11,770     52,871
       Home Retail Group P.L.C..........................  56,432    208,295
       Homeserve P.L.C..................................  12,650    103,350
      *Howden Joinery Group P.L.C.......................  53,121    100,641
      #HSBC Holdings P.L.C. Sponsored ADR...............  70,495  3,839,863
       Hunting P.L.C....................................  22,811    308,814
       Huntsworth P.L.C.................................  25,889     30,113
       Hyder Consulting P.L.C...........................     977      5,937
       ICAP P.L.C.......................................  21,497    186,536
       IG Group Holdings P.L.C..........................  17,324    135,533
      *Imagination Technologies Group P.L.C.............   2,887     24,164
       IMI P.L.C........................................  15,182    277,842
       Imperial Tobacco Group P.L.C.....................  12,246    431,944
      *Inchcape P.L.C...................................  63,800    389,464
       Informa P.L.C....................................  44,871    313,086
       Inmarsat P.L.C...................................   5,053     51,461
      *Innovation Group P.L.C...........................  82,862     23,944
       Intercontinental Hotels Group P.L.C..............   4,777    104,868
       Intercontinental Hotels Group P.L.C. ADR.........   1,100     24,255
       Intermediate Capital Group P.L.C.................  61,578    340,541
      *International Consolidated Airlines Group P.L.C..  62,588    249,022
      *International Ferro Metals, Ltd..................  11,083      4,475
       International Personal Finance P.L.C.............  31,376    193,293
       International Power P.L.C........................ 155,255    859,297
       Interserve P.L.C.................................  39,014    183,403
       Intertek Group P.L.C.............................   1,936     68,776
       Invensys P.L.C...................................  22,803    129,836
       Investec P.L.C...................................  51,181    412,171
      *IP Group P.L.C...................................  35,031     30,097
       ITE Group P.L.C..................................   6,955     30,026
      *ITV P.L.C........................................ 269,602    343,333
       James Fisher & Sons P.L.C........................   5,088     46,864
       Jardine Lloyd Thompson Group P.L.C...............   6,289     74,161
       JD Sports Fashion P.L.C..........................   1,054     15,741
      *JD Wetherspoon P.L.C.............................  18,334    139,399
      *JJB Sports P.L.C.................................   7,500      3,257
       JKX Oil & Gas P.L.C..............................  23,530    120,733
       John Menzies P.L.C...............................   6,307     57,252
       John Wood Group P.L.C............................  43,709    507,165
       Johnson Matthey P.L.C............................   7,738    259,210
      *Johnston Press P.L.C............................. 268,553     35,777
       Kazakhmys P.L.C..................................  19,835    460,740
       Kcom Group P.L.C.................................  53,721     55,378
       Keller Group P.L.C...............................  10,016    110,374
       Kesa Electricals P.L.C...........................  56,339    121,611
       Kier Group P.L.C.................................   5,615    125,076
       Kingfisher P.L.C................................. 232,192  1,066,819
      *Kofax P.L.C......................................   6,690     52,789
       Ladbrokes P.L.C..................................  41,541    105,906
       Laird P.L.C......................................  48,532    114,333
       Lamprell P.L.C...................................  19,728    122,492
       Lancashire Holdings, Ltd. P.L.C..................  25,307    273,519
       Laura Ashley Holdings P.L.C......................  22,105      8,007
       Lavendon Group P.L.C.............................  15,132     24,705
       Legal & General Group P.L.C...................... 594,171  1,222,089
      *Lloyds Banking Group P.L.C....................... 637,217    632,663
       Logica P.L.C..................................... 179,310    406,230

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                     Shares    Value++
                                                     ------    -----

          UNITED KINGDOM -- (Continued)............
             London Stock Exchange Group P.L.C.....  14,048 $  205,048
             Lonmin P.L.C..........................  15,896    435,454
             Lookers P.L.C.........................  39,975     43,745
             Low & Bonar P.L.C.....................  20,699     21,259
             LSL Property Services P.L.C...........   1,287      6,222
            *Luminar Group Holdings P.L.C..........  19,024      3,028
             Man Group P.L.C....................... 175,697    735,264
             Management Consulting Group P.L.C.....  27,884     17,134
             Marks & Spencer Group P.L.C...........  27,544    178,958
             Marshalls P.L.C.......................  18,574     37,733
             Marston's P.L.C....................... 119,984    217,630
             McBride P.L.C.........................  42,130     94,254
            *McBride P.L.C. Redeemable Shares...... 842,600      1,407
            *Mears Group P.L.C.....................  16,667     67,188
            *Mecom Group P.L.C.....................  19,519    101,648
             Meggitt P.L.C......................... 105,432    634,352
             Melrose P.L.C.........................  68,439    405,532
             Melrose Resources P.L.C...............  13,290     61,639
             Michael Page International P.L.C......   7,737     71,611
             Micro Focus International P.L.C.......   5,738     35,015
             Millennium & Copthorne Hotels P.L.C...  25,853    228,643
            *Misys P.L.C...........................  24,636    129,942
            *Mitchells & Butlers P.L.C.............  41,504    228,723
             Mitie Group P.L.C.....................  73,516    260,320
             Mondi P.L.C...........................  58,540    581,823
            *Moneysupermarket.com Group P.L.C......  54,769     86,077
             Morgan Crucible Co. P.L.C.............  40,747    211,757
             Morgan Sindall P.L.C..................   4,844     56,183
             Mothercare P.L.C......................  14,702    103,300
             Mouchel Group P.L.C...................  18,593     24,113
             N Brown Group P.L.C...................  32,324    164,039
            *National Express Group P.L.C..........  50,768    223,520
             NCC Group P.L.C.......................     621      6,040
             Next P.L.C............................   2,174     81,453
             Northern Foods P.L.C..................  60,631     73,676
            *Northgate P.L.C.......................  13,624     77,882
             Northumbrian Water Group P.L.C........  14,178     83,181
             Novae Group P.L.C.....................   9,979     63,347
             Old Mutual P.L.C...................... 503,063  1,172,695
             Oxford Instruments P.L.C..............   3,659     45,602
             Pace P.L.C............................  55,348    148,897
             PayPoint P.L.C........................   1,351     10,602
             Pearson P.L.C.........................  12,174    233,324
            #Pearson P.L.C. Sponsored ADR..........  21,531    410,166
            *Pendragon P.L.C.......................  96,948     38,187
             Pennon Group P.L.C....................  12,047    133,078
             Persimmon P.L.C.......................  46,650    377,374
             Petropavlovsk P.L.C...................  10,388    155,655
            *Phoenix IT Group, Ltd. P.L.C..........   9,572     34,310
             Photo-Me International P.L.C..........  17,478     13,116
             Pinewood Shepperton P.L.C.............  23,611     83,295
             Premier Farnell P.L.C.................  15,402     73,496
            *Premier Foods P.L.C................... 446,437    240,032
            *Premier Oil P.L.C.....................   5,518    185,461
             Provident Financial P.L.C.............   6,445    108,634
             Prudential P.L.C......................  68,348    884,242
             Prudential P.L.C. ADR.................     800     20,672
             Psion P.L.C...........................  17,081     28,983
            *Punch Taverns P.L.C................... 139,592    183,647
             PV Crystalox Solar P.L.C..............  35,503     32,049
             PZ Cussons P.L.C......................  16,088     88,130

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------    -----

   UNITED KINGDOM -- (Continued)........................
     *Qinetiq P.L.C.....................................   138,386 $  280,207
     *Quintain Estates & Development P.L.C..............    57,089     44,428
      R.E.A. Holdings P.L.C.............................     1,822     23,959
      Rank Group P.L.C..................................    14,069     35,465
      Rathbone Brothers P.L.C...........................     8,079    157,448
      Reckitt Benckiser Group P.L.C.....................     1,065     59,264
     *Redrow P.L.C......................................    56,905    124,603
      Reed Elsevier P.L.C...............................     3,037     26,905
      Reed Elsevier P.L.C. ADR..........................       300     10,668
      Regus P.L.C.......................................   174,874    327,941
      Renishaw P.L.C....................................     5,590    165,189
     *Renovo Group P.L.C................................     9,206      2,426
     *Rentokil Initial P.L.C............................    58,573     92,530
      Resolution, Ltd. P.L.C............................   159,651    808,480
      Restaurant Group P.L.C............................    16,156     90,633
      Rexam P.L.C.......................................    86,562    565,724
      Ricardo P.L.C.....................................     7,021     42,944
      Rightmove P.L.C...................................     7,424    131,632
      Rio Tinto P.L.C...................................     4,050    295,508
      Rio Tinto P.L.C. Sponsored ADR....................     6,172    451,852
      RM P.L.C..........................................     9,841     24,323
      Robert Walters P.L.C..............................    16,237     83,249
      Robert Wiseman Dairies P.L.C......................     8,666     45,705
      ROK P.L.C.........................................     2,238         --
     *Rolls-Royce Group P.L.C...........................    43,160    464,187
     *Rolls-Royce Group P.L.C. Series C................. 4,143,360      6,921
      Rotork P.L.C......................................     2,973     85,431
     *Royal Bank of Scotland Group P.L.C................   161,522    112,573
     *Royal Bank of Scotland Group P.L.C. Sponsored ADR.     1,520     21,204
     #Royal Dutch Shell P.L.C. ADR......................    62,698  4,913,015
     *Royal Dutch Shell P.L.C. Series B.................     6,539    254,556
      RPC Group P.L.C...................................    19,491    109,086
      RPS Group P.L.C...................................    50,983    194,937
      RSA Insurance Group P.L.C.........................   370,215    853,156
      SABmiller P.L.C...................................    11,816    441,419
      Sage Group P.L.C..................................    58,941    281,270
      Sainsbury (J.) P.L.C..............................    60,603    353,000
     *Salamander Energy P.L.C...........................    26,948    136,025
      Savills P.L.C.....................................    21,810    146,201
      Schroders P.L.C...................................    10,034    318,798
      Schroders P.L.C. Non-Voting.......................     6,442    167,272
      Scottish & Southern Energy P.L.C..................    11,098    251,777
     *SDL P.L.C.........................................    12,648    136,758
      Senior P.L.C......................................    75,073    191,815
      Serco Group P.L.C.................................     8,348     78,959
      Severfield-Rowen P.L.C............................    17,212     70,931
      Severn Trent P.L.C................................     4,142    104,124
      Shanks Group P.L.C................................    84,701    170,699
      Shire P.L.C. ADR..................................     1,800    167,778
     *SIG P.L.C.........................................   107,159    251,595
      Smith & Nephew P.L.C..............................     3,115     34,210
     #Smith & Nephew P.L.C. Sponsored ADR...............     1,400     77,588
      Smiths Group P.L.C................................     3,718     82,903
      Smiths News P.L.C.................................    20,687     34,883
     *Soco International P.L.C..........................    14,924     96,948
     *Southern Cross Healthcare P.L.C...................    27,167      4,891
      Spectris P.L.C....................................    18,022    446,594
      Speedy Hire P.L.C.................................    63,745     33,324
      Spirax-Sarco Engineering P.L.C....................     3,460    116,332
      Spirent Communications P.L.C......................    68,394    166,829
     *Sportech P.L.C....................................     2,757      2,023

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                     Shares      Value++
                                                     ------      -----

       UNITED KINGDOM -- (Continued)...............
         *Sports Direct International P.L.C........  28,039 $     94,407
          St. Ives Group P.L.C.....................  15,536       26,256
          St. James's Place P.L.C..................  18,272      108,405
          St. Modwen Properties P.L.C..............  26,725       75,985
          Stagecoach Group P.L.C...................  27,557      113,761
          Standard Chartered P.L.C.................  30,336      843,090
          Standard Life P.L.C...................... 230,654      874,064
          Sthree P.L.C.............................   3,972       29,107
         *Stolt-Nielsen, Ltd. P.L.C................     435       10,534
          Synergy Health P.L.C.....................  11,500      162,599
          T Clarke P.L.C...........................   4,222        6,953
          TalkTalk Telecom Group P.L.C.............  61,807      143,637
          Tate & Lyle P.L.C........................  45,004      447,263
         *Taylor Wimpey P.L.C...................... 636,049      415,645
          Ted Baker P.L.C..........................     479        5,798
         *Telecity Group P.L.C.....................  11,774      103,634
          Tesco P.L.C..............................  46,214      311,569
          Thomas Cook Group P.L.C.................. 131,861      378,338
          Thorntons P.L.C..........................   7,868       10,696
          Travis Perkins P.L.C.....................  38,924      701,078
         *Trinity Mirror P.L.C.....................  68,201       55,311
          TT electronics P.L.C.....................  29,930       89,527
          TUI Travel P.L.C.........................  58,048      232,786
          Tullett Prebon P.L.C.....................  48,828      344,106
          Tullow Oil P.L.C.........................   5,834      139,976
         *UK Coal P.L.C............................  31,121       21,063
          Ultra Electronics Holdings P.L.C.........   3,375       97,449
          Umeco P.L.C..............................  12,972      105,134
          United Business Media P.L.C..............  12,884      130,296
          United Utilities Group P.L.C.............   6,798       71,835
          UTV Media P.L.C..........................   3,155        7,272
         *Vectura Group P.L.C......................  56,737       63,269
          Vedanta Resources P.L.C..................   5,868      229,142
          Victrex P.L.C............................   7,594      186,641
          Vitec Group P.L.C. (The).................   3,225       33,205
          Vodafone Group P.L.C. Sponsored ADR...... 135,396    3,942,732
          Weir Group P.L.C. (The)..................  25,237      812,852
          WH Smith P.LC............................  19,644      154,731
          Whitbread P.L.C..........................  17,575      494,091
          William Hill P.L.C.......................  67,359      251,816
          William Morrison Supermarkets P.L.C...... 102,693      506,637
          Wincanton P.L.C..........................   8,167       14,402
         *Wolfson Microelectronics P.L.C...........  14,929       59,367
         *Wolseley P.L.C...........................  25,895      940,606
         #WPP P.L.C. Sponsored ADR.................  10,822      706,568
          WS Atkins P.L.C..........................   7,176       93,550
          WSP Group P.L.C..........................  10,790       64,623
         *Xchanging P.L.C..........................  36,593       48,974
          Xstrata P.L.C............................  77,287    1,982,334
         #*Yell Group P.L.C........................ 386,328       46,028
                                                            ------------
       TOTAL UNITED KINGDOM........................           87,804,978
                                                            ------------

       UNITED STATES -- (0.0%).....................
         *Walter Energy, Inc.......................     130       17,944
                                                            ------------
       TOTAL COMMON STOCKS.........................          477,391,474
                                                            ------------
       RIGHTS/WARRANTS -- (0.0%)...................
       AUSTRALIA -- (0.0%).........................
         #*Iron Ore Holdings, Ltd. Rights 05/10/11.   2,177           12
                                                            ------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                          Shares    Value++
                                                                                                          ------    -----

BELGIUM -- (0.0%).......................................................................................
  #*Agfa-Gevaert NV STRIP VVPR..........................................................................   7,342 $       22
  #*Nyrstar NV STRIP VVPR...............................................................................  11,235         67
  *Tessenderlo Chemie NV STRIP VVPR.....................................................................     173        136
                                                                                                                 ----------
TOTAL BELGIUM...........................................................................................                225
                                                                                                                 ----------

DENMARK -- (0.0%).......................................................................................
  *Danske Bank A.S. Rights 04/04/11.....................................................................       1          2
                                                                                                                 ----------

FRANCE -- (0.0%)........................................................................................
  *Archos SA Rights 05/04/11............................................................................   3,060      2,361
                                                                                                                 ----------

GERMANY -- (0.0%).......................................................................................
  *Aareal Bank AG Rights 04/29/11.......................................................................   5,698     15,191
                                                                                                                 ----------

GREECE -- (0.0%)........................................................................................
  *Anek Lines S.A. Rights 03/18/11......................................................................  13,184        195
  *Bank of Cyprus Public Co. Rights 05/17/11............................................................  32,578         --
                                                                                                                 ----------
TOTAL GREECE............................................................................................                195
                                                                                                                 ----------

NORWAY -- (0.0%)........................................................................................
  *Norse Energy Corp. ASA Rights 07/02/11...............................................................   2,699         36
                                                                                                                 ----------

PORTUGAL -- (0.0%)......................................................................................
  *Banco Comercial Portugues SA Rights 05/05/11......................................................... 344,036     11,720
                                                                                                                 ----------

SINGAPORE -- (0.0%).....................................................................................
  *AFP Properties, Ltd. Warrants 11/18/15...............................................................  34,000      5,694
  *Transcu Group, Ltd. Warrants 09/01/13................................................................  95,999      1,765
  *Wee Hur Holdings, Ltd. Warrants 02/22/14.............................................................  25,000      1,481
                                                                                                                 ----------
TOTAL SINGAPORE.........................................................................................              8,940
                                                                                                                 ----------

SPAIN -- (0.0%).........................................................................................
  #*Banco de Valencia SA Rights 05/09/11................................................................   5,896        463
  *Banco Pastor SA Rights 05/12/11......................................................................  17,368      1,826
  #*Banco Popular Espanol SA Rights 04/27/11............................................................  43,797      3,049
  *Bankinter SA Rights 04/15/11.........................................................................     752         12
                                                                                                                 ----------
TOTAL SPAIN.............................................................................................              5,350
                                                                                                                 ----------

SWITZERLAND -- (0.0%)...................................................................................
  *Schmolz & Bickenbach AG Rights 04/28/11..............................................................   5,880         68
                                                                                                                 ----------

UNITED KINGDOM -- (0.0%)................................................................................
  *Management Consulting Group P.L.C. Warrants 12/31/11.................................................   1,290        318
                                                                                                                 ----------
TOTAL RIGHTS/WARRANTS...................................................................................             44,418
                                                                                                                 ----------

                                                                                                            Face
                                                                                                          Amount     Value+
                                                                                                          ------     -----
                                                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)....................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000 FNMA
    2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044..............................  $2,801  2,801,000
                                                                                                                 ----------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                    Shares/
                                                                                                       Face
                                                                                                     Amount       Value+
                                                                                                     ------       -----
                                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (14.4%)........................................................
(S)@DFA Short Term Investment Fund.............................................................. 79,086,676 $ 79,086,676
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at $1,970,717      $1,971    1,970,710
                                                                                                            ------------
TOTAL SECURITIES LENDING COLLATERAL.............................................................              81,057,386
                                                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400)............................................................................            $561,294,278
                                                                                                            ============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                     Shares     Value++
                                                                                     ------     -----

COMMON STOCKS -- (85.7%)
BRAZIL -- (7.2%).................................................................
   AES Tiete SA                                                                     101,000 $ 1,506,782
  *All America Latina Logistica SA                                                  537,400   4,427,094
   Amil Participacoes SA                                                            115,945   1,407,672
  *Anhanguera Educacional Participacoes SA                                          173,690   3,878,547
   B2W Cia Global Do Varejo SA                                                       92,700   1,294,571
   Banco ABC Brasil SA                                                               97,700     835,282
   Banco Bradesco SA                                                                971,274  16,194,074
   Banco Daycoval SA                                                                 49,694     385,372
   Banco do Brasil SA                                                               745,568  13,696,234
   Banco Industrial e Comercial SA                                                  117,750     849,518
   Banco Panamericano SA                                                             53,400     190,084
   Banco Pine SA                                                                     40,500     342,649
   Banco Santander Brasil SA ADR                                                  1,248,063  14,490,011
   Banco Sofisa SA                                                                   85,800     242,696
   Bematech SA                                                                       48,200     240,203
   BM&F Bovespa SA                                                                3,107,183  23,325,598
  *Bombril SA                                                                         8,400      50,725
  *BR Malls Participacoes SA                                                        629,771   6,653,187
   Brasil Brokers Participacoes SA                                                  222,123   1,202,954
  *Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA   1,474,185     749,649
   Brasil Telecom SA                                                                 46,500     495,385
  #Brasil Telecom SA ADR                                                             37,207     395,882
   BRF - Brasil Foods SA                                                            266,506   5,403,980
   BRF - Brasil Foods SA ADR                                                        665,421  13,780,869
   Brookfield Incorporacoes SA                                                      511,190   2,878,937
   Camargo Correa Desenvolvimento Imobiliario SA                                     66,110     273,988
   CCR SA                                                                           131,600   4,086,359
   Centrais Eletricas Brasileiras SA                                                 93,000   1,357,285
   Centrais Eletricas Brasileiras SA ADR                                             87,809   1,645,541
   Centrais Eletricas Brasileiras SA Sponsored ADR                                  126,246   1,870,966
  *CETIP SA                                                                         212,004   3,484,886
   Cia de Gas de Sao Paulo SA                                                        36,100   1,021,135
  #Cia de Saneamento Basico do Estado de Sao Paulo ADR                               73,800   4,318,776
   Cia de Saneamento de Minas Gerais-Copasa SA                                       98,700   1,755,420
   Cia de Saneamento do Parana SA                                                    58,300     150,086
   Cia Energetica de Minas Gerais SA                                                 58,650     950,285
   Cia Energetica de Sao Paulo SA                                                   205,700   3,964,419
  *Cia Hering SA                                                                    159,252   3,446,816
   Cia Siderurgica Nacional SA                                                       84,000   1,311,365
  #Cia Siderurgica Nacional SA Sponsored ADR                                        355,168   5,657,826
  *Cielo SA                                                                         382,669   3,578,096
   Cosan SA Industria e Comercio                                                    203,300   3,109,203
   CPFL Energia SA                                                                   34,900   1,011,594
  #*CPFL Energia SA ADR                                                              10,200     902,088
   CR2 Empreendimentos Imobiliarios SA                                               27,200     115,840
   Cremer SA                                                                         43,400     411,323
  *Cyrela Brazil Realty SA Empreendimentos e Participacoes                          449,900   4,767,247
   Diagnosticos Da America SA                                                       274,600   3,686,468
  *Direcional Engenharia SA                                                          29,200     196,745
   Drogasil SA                                                                      112,980     815,105
   Duratex SA                                                                       350,655   3,688,876
   Embraer SA                                                                       199,200   1,576,430
   Embraer SA ADR                                                                   200,175   6,501,684
  *Energias do Brazil SA                                                             95,240   2,367,681
  *Equatorial Energia SA                                                             93,500     790,459
  *Estacio Participacoes SA                                                          80,100   1,169,016
   Eternit SA                                                                       202,318   1,377,336
   Even Construtora e Incorporadora SA                                              363,374   2,021,054

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
                                                             Shares     Value++
                                                             ------     -----

BRAZIL -- (Continued)
   EZ Tec Empreendimentos e Participacoes SA                 92,200 $   942,395
   Fertilizantes Fosfatados SA                              113,300   1,176,787
  *Fertilizantes Heringer SA                                 35,200     237,620
  *Fibria Celulose SA                                        51,196     802,175
  *Fibria Celulose SA Sponsored ADR                         265,192   4,282,851
  *Fleury SA                                                 65,350     957,902
   Gafisa SA                                                168,400   1,023,331
   Gafisa SA ADR                                            376,300   4,651,068
  *General Shopping Brasil SA                                67,600     534,544
   Gerdau SA                                                442,670   4,316,398
  *Gol Linhas Aereas Inteligentes SA ADR                    128,100   1,825,425
   Grendene SA                                              184,100   1,085,970
   Guararapes Confeccoes SA                                  11,900     650,521
   Helbor Empreendimentos SA                                 67,250     888,288
  *Hypermarcas SA                                           230,451   3,089,379
  *IdeiasNet SA                                             115,443     254,632
   Iguatemi Empresa de Shopping Centers SA                   61,700   1,598,976
   Industrias Romi SA                                        57,300     367,504
  *Inepar SA Industria e Construcoes                         21,595      70,556
  *Inpar SA                                                 287,860     541,613
   Iochpe-Maxion SA                                          83,400   1,166,285
   Itau Unibanco Holding SA                                 187,807   3,705,523
  *JBS SA                                                   578,955   1,957,819
   JHSF Participacoes SA                                    244,363     660,147
  *Joao Fortes Engenharia SA                                 10,500      77,489
  *Kepler Weber SA                                        1,284,500     228,617
  *Kroton Educacional SA                                     57,100     740,427
   Light SA                                                 109,800   1,850,938
  *LLX Logistica SA                                         433,350   1,250,578
  *Localiza Rent a Car SA                                   163,700   2,814,699
  *Log-in Logistica Intermodal SA                            36,700     189,425
   Lojas Americanas SA                                      124,700     958,316
   Lojas Renner SA                                          126,600   4,691,571
  *LPS Brasil Consultoria de Imoveis SA                      49,900   1,360,102
  *Lupatech SA                                               44,700     334,142
   M. Dias Branco SA                                         63,900   1,649,085
  *Magnesita Refratarios SA                                  42,200     223,983
  *Mahle-Metal Leve SA Industria e Comercio                   8,666     228,548
   Marfrig Alimentos SA                                     275,397   2,821,891
   Marisa Lojas SA                                           67,311   1,280,158
   Metalfrio Solutions SA                                    22,400     166,590
   Minerva SA                                               105,330     448,583
  *MMX Mineracao e Metalicos SA                             308,255   1,959,414
  *MPX Energia SA                                            62,260   1,472,204
   MRV Engenharia e Participacoes SA                        366,380   3,197,557
  *Multiplan Empreendimentos Imobiliarios SA                128,104   2,677,383
   Natura Cosmeticos SA                                      86,500   2,427,520
   Obrascon Huarte Lain Brasil SA                            42,400   1,801,973
   OdontoPrev SA                                            109,700   1,753,024
  *OGX Petroleo e Gas Participacoes SA                      372,369   3,933,875
   Parana Banco SA                                           14,300     109,077
  *Paranapanema SA                                          127,817     424,107
  *PDG Realty SA Empreendimentos e Participacoes          1,873,811  11,029,424
   Petroleo Brasileiro SA ADR                             1,487,967  55,545,808
  *Plascar Participacoes Industriais SA                     165,400     257,583
   Porto Seguro SA                                          155,540   2,584,424
  *PortX Operacoes Portuarias SA                            121,800     267,105
   Positivo Informatica SA                                   37,200     170,015
   Profarma Distribuidora de Produtos Farmaceuticos SA        6,500      64,661
   Redecard SA                                              306,970   4,460,548
   Redentor Energia SA                                       17,800      77,504

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
                                                                                           Shares      Value++
                                                                                           ------      -----

BRAZIL -- (Continued)
   Restoque Comercio e Confeccoes de Roupas SA                                             40,671 $    478,528
   Rodobens Negocios Imobiliarios SA                                                       39,400      334,845
   Rossi Residencial SA                                                                   415,940    3,868,041
   Santos Brasil Participacoes SA                                                          34,032      648,970
   Sao Carlos Empreendimentos e Participacoes SA                                            8,800      121,383
   Sao Martinho SA                                                                         90,200    1,387,516
   SLC Agricola SA                                                                         91,000    1,144,152
   Souza Cruz SA                                                                          280,000    3,185,863
   Springs Global Participacoes SA                                                        129,200      377,778
   Sul America SA                                                                         333,660    4,339,362
   TAM SA Sponsored ADR                                                                    20,300      423,864
  *Tecnisa SA                                                                             207,669    1,605,171
   Tegma Gestao Logistica SA                                                               32,000      532,520
   Tele Norte Leste Participacoes SA                                                       95,600    2,046,662
   Telecomunicacoes de Sao Paulo SA                                                        60,200    1,457,550
  *Tempo Participacoes SA                                                                 161,300      420,372
  *Tereos Internacional SA                                                                 28,800       60,595
   Terna Participacoes SA                                                                  14,500      312,913
  *Tim Participacoes SA                                                                   202,900    1,097,558
   Totvs SA                                                                               134,950    2,582,853
   Tractebel Energia SA                                                                   131,600    2,329,685
   Trisul SA                                                                               22,385       59,477
   Triunfo Participacoes e Investimentos SA                                                44,900      258,292
   Universo Online SA                                                                      56,900      636,562
   Usinas Siderurgicas de Minas Gerais SA                                                 258,044    4,190,837
   Vale SA Sponsored ADR                                                                1,207,490   40,330,166
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA         49,100      667,900
   Vivo Participacoes SA                                                                   11,478      449,431
   Vivo Participacoes SA ADR                                                               61,953    2,590,255
   WEG Industrias SA                                                                      306,556    3,809,541
                                                                                                  ------------
TOTAL BRAZIL                                                                                       422,364,052
                                                                                                  ------------

CHILE -- (2.1%)
   AES Gener SA                                                                         2,991,475    1,831,592
   Aguas Andinas SA Series A                                                            2,437,385    1,355,132
   Banco de Chile SA                                                                   13,404,269    2,008,675
  #Banco de Chile SA Series F ADR                                                          38,104    3,396,972
   Banco de Credito e Inversiones SA Series A                                              71,866    4,869,782
   Banco Santander Chile SA                                                               988,793       87,358
  #Banco Santander Chile SA ADR                                                            30,181    2,764,278
   Banmedica SA                                                                           311,480      629,116
   Besalco SA                                                                             441,933      922,718
   CAP SA                                                                                 115,188    6,191,058
   Cementos Bio-Bio SA                                                                    180,149      412,764
   Cencosud SA                                                                          1,366,292   10,790,280
   Cia Cervecerias Unidas SA                                                               68,962      832,397
   Cia Cervecerias Unidas SA ADR                                                           40,662    2,439,720
   Cia General de Electricidad SA                                                         225,182    1,368,844
  *Cia Sud Americana de Vapores SA                                                      2,263,261    1,803,629
   Cintac SA                                                                              149,288      111,046
  *Clinica LAS Condes SA                                                                       39        3,778
   Colbun SA                                                                           10,025,296    3,020,544
   Corpbanca SA                                                                       180,611,283    2,868,521
  #Corpbanca SA ADR                                                                         5,000      115,750
   Cristalerias de Chile SA                                                                58,676      802,821
  *E.CL SA                                                                                682,919    1,844,156
   Embotelladora Andina SA Series B                                                       120,901      593,937
   Embotelladora Andina SA Series B ADR                                                    19,429      560,332
   Empresa Electrica Pilmaiquen SA                                                         30,933      130,994
   Empresa Nacional de Electricidad SA                                                    928,332    1,757,934
  #Empresa Nacional de Electricidad SA Sponsored ADR                                       93,430    5,267,583

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
                                                             Shares      Value++
                                                             ------      -----

CHILE -- (Continued)
   Empresas CMPC SA                                         191,560 $ 10,630,758
   Empresas Copec SA                                        502,413    9,744,706
  *Empresas Hites SA                                        250,171      400,969
  *Empresas Iansa SA                                      7,964,024      969,970
  *Empresas La Polar SA                                     521,714    2,926,901
   Enersis SA                                             1,676,555      717,046
   Enersis SA Sponsored ADR                                 289,008    6,173,211
   ENTEL Chile SA                                           234,521    4,738,806
   Forus SA                                                 120,692      455,980
   Gasco SA                                                  24,536      165,190
   Grupo Security SA                                        240,453      106,270
  *Industrias Forestales SA                                  54,906       20,152
   Inversiones Aguas Metropolitanas SA                    1,088,497    1,782,445
  *Invertec Pesquera Mar de Chiloe SA                       123,145       82,017
   Lan Airlines SA                                           42,299    1,190,839
  #Lan Airlines SA Sponsored ADR                            113,725    3,177,477
   Madeco SA                                             15,335,108      897,226
  *Masisa SA                                              6,969,833    1,142,692
  *Molibdenos y Metales SA                                    9,340      206,902
  *Multiexport Foods SA                                     837,987      405,754
   Parque Arauco SA                                         688,989    1,585,969
  *PAZ Corp. SA                                             493,755      562,524
  *Ripley Corp. SA                                        1,061,439    1,424,627
   S.A.C.I. Falabella SA                                    216,615    2,363,830
   Salfacorp SA                                             279,468    1,079,938
   Sigdo Koppers SA                                         685,096    1,487,884
   Sociedad Quimica y Minera de Chile SA Series B            11,313      683,031
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR       59,200    3,612,976
   Socovesa SA                                              993,529      753,244
   Sonda SA                                                 684,505    1,969,150
   Soquimic Comercial SA                                    134,454       65,265
   Vina Concha Y Toro SA                                    627,398    1,572,957
  #Vina Concha Y Toro SA Sponsored ADR                        8,678      433,900
   Vina San Pedro Tarapaca SA                            16,383,152      150,151
                                                                    ------------
TOTAL CHILE                                                          122,462,468
                                                                    ------------

CHINA -- (12.9%)
  #361 Degrees International, Ltd.......................  1,304,000      867,538
  *A8 Digital Music Holdings, Ltd.......................    386,000      121,074
  #Agile Property Holdings, Ltd.                          2,069,525    3,359,495
  #*Air China, Ltd......................................  1,556,000    1,579,085
  #Ajisen China Holdings, Ltd...........................    395,000      789,199
  #Alibaba.com, Ltd.                                        892,500    1,586,695
  #*Aluminum Corp. of China, Ltd........................     30,000       28,273
  #*Aluminum Corp. of China, Ltd. ADR...................    210,100    4,947,855
   AMVIG Holdings, Ltd..................................    710,000      515,428
  #Angang Steel Co., Ltd.                                 1,751,160    2,255,762
   Anhui Conch Cement Co., Ltd.                             867,000    4,099,470
   Anhui Expressway Co., Ltd.                               692,000      580,031
   Anhui Tianda Oil Pipe Co., Ltd.                          524,130      202,123
  #Anta Sports Products, Ltd.                               739,000    1,200,099
   Anton Oilfield Services Group                          1,332,000      273,050
  *Anxin-China Holdings, Ltd.                             2,269,000      573,805
   Asia Cement China Holdings Corp.                         796,000      650,718
  *Asia Energy Logistics Group, Ltd.                      9,340,000      220,341
   Asian Citrus Holdings, Ltd.                              342,000      390,458
  *AVIC International Holding HK, Ltd.                    5,030,000      265,927
  #*AviChina Industry & Technology Co., Ltd. Series H     2,793,212    1,742,992
   Bank of China, Ltd.                                   52,690,702   29,231,423
  #Bank of Communications Co., Ltd.                       5,571,562    5,900,835
   Baoye Group Co., Ltd.                                    361,440      244,479

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
                                                                 Shares     Value++
                                                                 ------     -----

CHINA -- (Continued)
  #*BaWang International Group Holding, Ltd.                  1,462,000 $   407,218
  #*BBMG Corp. Series H                                       1,234,202   2,027,311
   Beijing Capital International Airport Co., Ltd.            3,614,000   1,784,511
  *Beijing Capital Land, Ltd.                                 1,390,000     477,324
  *Beijing Development HK, Ltd.                                 422,000      74,590
   Beijing Enterprises Holdings, Ltd.                           856,028   4,575,594
  *Beijing Enterprises Water Group, Ltd.                      3,310,469   1,039,545
  #Beijing Jingkelong Co., Ltd.                                 262,512     338,457
  #Beijing North Star Co., Ltd. Series H                      1,244,000     304,961
  *Beijing Properties Holdings, Ltd.                          1,740,967     159,417
   Belle International Holdings, Ltd.                         2,045,000   4,013,141
  #Bosideng International Holdings, Ltd.                      3,574,157   1,139,312
  #*Brilliance China Automotive Holdings, Ltd.                3,386,000   3,320,217
  #BYD Co., Ltd.                                                693,800   2,514,067
   BYD Electronic International Co., Ltd.                     1,419,647     763,694
   C C Land Holdings, Ltd.                                    2,000,961     772,209
  #*C.P. Pokphand Co., Ltd.                                   4,333,658     581,604
  *Catic Shenzhen Holdings, Ltd.                                156,000      72,169
   Central China Real Estate, Ltd.                              769,000     213,157
  #Centron Telecom International Holdings, Ltd.                 486,200     115,956
  #Chaoda Modern Agriculture Holdings, Ltd.                   5,492,910   3,443,587
   China Aerospace International Holdings, Ltd.               3,236,600     392,732
  #China Agri-Industries Holdings, Ltd.                       2,388,000   2,748,243
   China Aoyuan Property Group, Ltd.                          1,625,000     276,974
  #China Automation Group, Ltd.                                 655,000     574,354
  #China BlueChemical, Ltd.                                   2,561,122   2,087,021
  #*China Chengtong Development Group, Ltd.                   2,074,000     133,680
   China Citic Bank Corp., Ltd.                               8,870,607   6,365,861
   China Coal Energy Co., Ltd.                                4,602,000   6,457,114
   China Communications Construction Co., Ltd.                5,320,387   4,927,751
   China Communications Services Corp., Ltd.                  3,345,773   2,049,649
   China Construction Bank Corp.                             38,800,302  36,790,921
  #*China COSCO Holdings Co., Ltd.                            2,715,500   2,615,742
  #*China Dongxiang Group Co., Ltd.                           5,421,235   1,904,490
  #*China Eastern Airlines Corp., Ltd.                        1,162,000     510,256
  *China Energine International Holdings, Ltd.                2,218,000     174,527
   China Everbright International, Ltd.                       2,660,000   1,198,975
  #China Everbright, Ltd.                                     1,468,896   3,250,787
  #China Foods, Ltd.                                          1,250,000     873,669
  #China Gas Holdings, Ltd.                                   3,248,000   1,258,960
  *China Glass Holdings, Ltd.                                   328,000     190,053
  *China Grand Forestry Green Resources Group, Ltd.          14,876,000     457,142
  #China Green Holdings, Ltd.                                   855,000     727,113
  #China Haidian Holdings, Ltd.                               2,744,000     357,262
  #*China High Precision Automation Group, Ltd.                 315,000     256,175
  #China High Speed Transmission Equipment Group Co., Ltd.    1,759,585   2,353,231
  #China Huiyuan Juice Group, Ltd.                              783,500     515,730
   China Life Insurance Co., Ltd. ADR                           258,099  13,857,335
  #*China Lilang, Ltd.                                          313,000     446,583
  #*China Longyuan Power Group Corp.                          1,958,000   2,015,117
  #China Lumena New Materials Corp.                           1,636,000     851,607
  #*China Medical System Holdings, Ltd.                         130,400     138,768
   China Mengniu Dairy Co., Ltd.                              1,113,000   3,437,482
  #China Merchants Bank Co., Ltd.                             3,155,563   8,151,647
   China Merchants Holdings International Co., Ltd.           1,655,886   7,688,628
  #*China Metal Recycling Holdings, Ltd.                        661,533     919,426
  *China Mining Resources Group, Ltd.                         9,386,000     180,237
  #*China Minsheng Banking Corp., Ltd. Series H               4,985,500   4,788,408
   China Mobile, Ltd. Sponsored ADR                             967,519  44,592,951
  #China Molybdenum Co., Ltd.                                 1,757,000   1,575,292
   China National Building Material Co., Ltd.                 2,680,000   5,657,568

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
                                                                   Shares     Value++
                                                                   ------     -----

CHINA -- (Continued)
   China National Materials Co., Ltd.                           1,696,000 $ 1,683,233
   China Nickel Resources Holding Co., Ltd.                       964,000     154,292
  #*China Oil & Gas Group, Ltd.                                 5,960,000     645,026
   China Oilfield Services, Ltd.                                1,336,000   2,644,175
   China Overseas Land & Investment, Ltd.                       4,034,066   7,794,281
  *China Pacific Insurance Group Co., Ltd.                      1,471,000   6,357,952
   China Petroleum & Chemical Corp.                               592,000     596,718
  #China Petroleum & Chemical Corp. ADR                           127,757  12,874,073
  #China Pharmaceutical Group, Ltd.                             1,394,000     829,316
  #China Power International Development, Ltd.                  2,421,000     558,600
  #*China Power New Energy Development Co., Ltd.                5,760,000     453,668
  #*China Precious Metal Resources Holdings Co., Ltd.           3,095,682     658,036
  #*China Properties Group, Ltd.                                  953,000     301,447
  #*China Qinfa Group, Ltd.                                       534,000     316,864
   China Railway Construction Corp., Ltd.                       2,411,187   2,137,702
   China Railway Group, Ltd.                                    2,640,000   1,418,327
  #*China Rare Earth Holdings, Ltd.                             1,762,000     760,637
  *China Resources Cement Holdings, Ltd.                        1,874,000   1,918,855
   China Resources Enterprise, Ltd.                             1,470,000   5,898,227
   China Resources Gas Group, Ltd.                                816,000   1,189,519
  #China Resources Land, Ltd.                                   3,146,681   5,414,764
  *China Resources Microelectronics, Ltd.                       5,085,000     252,851
   China Resources Power Holdings Co., Ltd.                     1,658,000   3,061,262
  *China SCE Property Holdings, Ltd.                               39,000      10,409
  *China Seven Star Shopping, Ltd.                              5,180,000      52,102
  #*China Shanshui Cement Group, Ltd.                           2,471,645   2,765,487
   China Shenhua Energy Co., Ltd. Series H                      2,579,000  12,045,687
  #China Shineway Pharmaceutical Group, Ltd.                      433,000   1,050,165
  #*China Shipping Container Lines Co., Ltd.                    5,447,300   2,173,414
   China Shipping Development Co., Ltd.                         2,084,000   2,203,411
  *China Singyes Solar Technologies Holdings, Ltd.                386,000     368,692
  *China South City Holdings, Ltd.                              2,042,000     331,874
  #*China Southern Airlines Co., Ltd. ADR                          33,900     891,231
   China Starch Holdings, Ltd.                                  3,610,000     260,910
  #China State Construction International Holdings, Ltd.        1,883,520   1,843,672
  *China Sunshine Paper Holdings Co., Ltd.                        118,000      35,790
  *China Taiping Insurance Holdings Co., Ltd.                   1,033,600   2,830,424
  #China Telecom Corp., Ltd. ADR                                  128,021   7,470,025
  *China Travel International Investment Hong Kong, Ltd.        5,017,892   1,029,840
  #China Unicom Hong Kong, Ltd.                                    42,000      86,337
   China Unicom Hong Kong, Ltd. ADR                               756,217  15,472,200
  #*China Vanadium Titano - Magnetite Mining Co., Ltd.          1,110,000     524,563
  #*China Water Affairs Group, Ltd.                             1,622,000     615,329
   China Wireless Technologies, Ltd.                            1,497,168     580,790
   China Yurun Food Group, Ltd.                                 1,268,000   4,667,084
  *China Zenith Chemical Group, Ltd.                            2,289,923      46,039
  #*China Zhongwang Holdings, Ltd.                              3,117,979   1,621,311
  *Chinasoft International, Ltd.                                  750,000     184,762
  *Chinese People Holdings Co., Ltd.                            1,058,000      31,313
  #*Chongqing Iron & Steel Co., Ltd.                              886,000     233,199
   Chongqing Machinery & Electric Co., Ltd.                     1,445,962     517,228
  *Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.     302,000     157,600
  *CIMC Enric Holdings, Ltd.                                      352,000     136,533
  #*Citic 21CN Co., Ltd.                                        2,324,000     309,292
   CITIC Pacific, Ltd.                                          1,554,567   4,647,434
  #*CITIC Resources Holdings, Ltd.                              3,994,000     990,180
  *Clear Media, Ltd.                                              123,000      75,184
  *CNNC International, Ltd.                                       190,898     107,470
  #CNOOC, Ltd. ADR                                                116,476  29,054,938
  *Coastal Greenland, Ltd.                                      1,946,000     114,226
  #Comba Telecom Systems Holdings, Ltd.                           901,885   1,129,402

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CONTINUED

                                                            Shares    Value++
                                                            ------    -----

  CHINA -- (Continued)
    #*Comtec Solar Systems Group, Ltd.                     840,000 $  504,276
    #COSCO International Holdings, Ltd.                  1,222,000    788,386
     COSCO Pacific, Ltd.                                 2,721,686  5,635,643
     Coslight Technology International Group, Ltd.         186,000     92,094
     Country Garden Holdings Co.                         6,710,099  2,716,563
    *CPMC Holdings, Ltd.                                   204,000    124,997
    *CSR Corp., Ltd.                                        96,324    106,577
     Dachan Food Asia, Ltd.                                415,087     97,904
     Dalian Port (PDA) Co., Ltd.                         1,460,000    573,287
    #Daphne International Holdings, Ltd.                 1,160,000    928,777
    #Datang International Power Generation Co., Ltd.     3,146,000  1,184,914
     Dawnrays Pharmaceutical Holdings, Ltd.                617,491    229,841
    #Digital China Holdings, Ltd.                          921,000  1,794,697
     Dongfang Electric Co., Ltd.                           228,800    750,083
     Dongfeng Motor Corp.                                3,186,000  4,977,945
     Dongyue Group Co., Ltd.                             1,219,000  1,288,624
     Dynasty Fine Wines Group, Ltd.                        656,000    227,306
     Embry Holdings, Ltd.                                  194,000    129,418
    *Enerchina Holdings, Ltd.                            4,931,850     85,391
     ENN Energy Holdings, Ltd.                           1,040,000  3,553,150
    #*Evergrande Real Estate Group, Ltd.                 6,426,000  4,603,318
    #*Extrawell Pharmaceutical Holdings, Ltd.            2,132,079    181,579
    *Fantasia Holdings Group Co., Ltd.                     665,519    111,577
     First Tractor Co., Ltd.                               638,000    886,074
     Fosun International, Ltd.                           2,674,785  2,121,670
    #Franshion Properties China, Ltd.                    6,616,109  2,064,625
    #Fufeng Group, Ltd.                                  1,204,000    885,365
     Fushan International Energy Group, Ltd.             5,002,461  3,504,945
    *GCL-Poly Energy Holdings, Ltd.                      6,586,320  4,727,390
    #Geely Automobile Holdings, Ltd.                     5,725,000  2,303,410
    #*Global Bio-Chem Technology Group Co., Ltd.         3,147,600    772,565
    #*Global Sweeteners Holdings, Ltd.                     846,699    209,443
    *Glorious Property Holdings, Ltd.                    4,667,712  1,337,756
     Goldbond Group Holdings, Ltd.                         240,000     13,612
     Golden Eagle Retail Group, Ltd.                       569,000  1,484,206
    #*Golden Meditech Holdings, Ltd....................  2,512,000    443,957
     Goldlion Holdings, Ltd.                               477,866    206,569
    #*GOME Electrical Appliances Holding, Ltd.          15,163,660  5,472,692
    #Good Friend International Holdings, Inc.              173,333    189,893
    #Great Wall Motor Co., Ltd.                          1,378,750  2,491,878
     Great Wall Technology Co., Ltd.                       786,000    391,520
     Greentown China Holdings, Ltd.                      1,249,500  1,249,247
     Guangdong Investment, Ltd.                          3,638,000  1,887,747
    #Guangshen Railway Co., Ltd. Sponsored ADR              53,320  1,059,468
    #Guangzhou Automobile Group Co., Ltd.                2,929,480  3,295,489
    *Guangzhou Investment Co., Ltd.                      9,088,800  1,912,974
    #Guangzhou Pharmaceutical Co., Ltd.                    310,000    351,333
    #Guangzhou R&F Properties Co., Ltd.                  1,563,132  2,128,779
     Guangzhou Shipyard International Co., Ltd.            194,000    360,890
    #GZI Transportation, Ltd.                            1,135,415    629,525
    #*Haier Electronics Group Co., Ltd.                    877,000  1,091,398
     Hainan Meilan International Airport Co., Ltd.         229,000    264,935
    #Haitian International Holdings, Ltd.                  618,000    916,339
    #Harbin Power Equipment Co., Ltd.                    1,226,587  1,187,836
     Heng Tai Consumables Group, Ltd.                    5,034,276    630,284
     Hengan International Group Co., Ltd.                  518,122  4,029,559
    #Hengdeli Holdings, Ltd.                             2,696,000  1,622,623
    #*Hi Sun Technology (China), Ltd...................  2,565,000    811,849
     Hidili Industry International Development, Ltd.     1,877,000  1,896,285
    *Hisense Kelon Electrical Holdings Co., Ltd.           399,000    231,667
    *HKC Holdings, Ltd.                                  4,114,210    209,872

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CONTINUED

                                                               Shares     Value++
                                                               ------     -----

CHINA -- (Continued)
  *Hong Kong Energy Holdings, Ltd.                             28,260 $     2,413
  *Hong Kong Resources Holdings Co., Ltd.                   1,568,000     157,780
  #*Honghua Group, Ltd.                                     2,169,000     282,420
  #Hopewell Highway Infrastructure, Ltd.                    1,252,528     812,679
  #*Hopson Development Holdings, Ltd.                       1,198,000   1,194,733
  #Hua Han Bio-Pharmaceutical Holdings, Ltd.                1,534,028     477,669
  *Hua Lien International Holding Co., Ltd.                    44,000       4,298
   Huabao International Holdings, Ltd.                      1,374,986   2,052,628
  #Huadian Power International Corp.                        1,912,000     411,338
  #Huaneng Power International, Inc. ADR                      107,717   2,390,240
  #*Hunan Non-Ferrous Metal Corp., Ltd.                     2,582,000   1,116,166
  #*Huscoke Resources Holdings, Ltd.                        5,243,800     263,582
   Industrial & Commercial Bank of China, Ltd. Series H    49,025,940  41,584,448
  *Inspur International, Ltd.                               4,015,000     290,470
  *Interchina Holdings Co.                                  3,677,500     705,544
  *International Mining Machinery Holdings, Ltd.              791,000     818,360
   Intime Department Store Group Co., Ltd.                    686,000   1,066,797
   Jiangsu Express Co., Ltd.                                1,096,000   1,162,543
   Jiangxi Copper Co., Ltd.                                   936,000   3,188,941
  *Jingwei Textile Machinery Co., Ltd.                        286,000     285,673
  #Ju Teng International Holdings, Ltd.                     1,456,234     482,650
  *Kai Yuan Holdings, Ltd.                                 10,730,000     435,850
  #*Kaisa Group Holdings, Ltd.                              1,911,684     784,481
  *Kasen International Holdings, Ltd.                         258,000      48,883
   Kingboard Chemical Holdings, Ltd.                          952,805   5,234,795
  #Kingboard Laminates Holdings, Ltd.                       1,359,984   1,205,614
   Kingdee International Software Group Co., Ltd.           1,761,600   1,130,871
  #Kingsoft Corp., Ltd.                                       986,000     643,721
  *Kingway Brewery Holdings, Ltd.                             881,361     246,923
  #Kunlun Energy Co., Ltd.                                  3,260,000   5,768,805
   KWG Property Holding, Ltd.                               2,480,644   1,805,451
   Lai Fung Holdings, Ltd.                                  5,326,000     233,251
  #Le Saunda Holdings, Ltd.                                   542,000     271,263
  #Lee & Man Paper Manufacturing, Ltd.                      2,514,400   1,810,657
  #Lenovo Group, Ltd.                                       6,210,000   3,640,077
  #Li Ning Co., Ltd.                                          837,165   1,432,427
   Lianhua Supermarket Holdings Co., Ltd.                     184,000     749,775
  *Lijun International Pharmaceutical Holding, Ltd.         1,891,174     470,486
  #Lingbao Gold Co., Ltd.                                     480,000     395,288
  #Little Sheep Group, Ltd.                                   497,000     322,534
  *LK Technology Holdings, Ltd.                               427,500     154,215
  #*Longfor Properties Co., Ltd...........................    843,500   1,351,964
   Lonking Holdings, Ltd.                                   2,280,000   1,682,385
  #*Loudong General Nice Resources China Holdings, Ltd.     2,470,591     356,776
  #Maanshan Iron & Steel Co., Ltd.                          2,898,000   1,524,721
  #Maoye International Holdings, Ltd.                       1,234,000     626,570
  *Media China Corp, Ltd.                                  16,150,000      49,966
  #*Metallurgical Corp of China, Ltd. Series H              1,920,000     822,975
   MIN XIN Holdings, Ltd.                                     210,000     122,394
  #*Mingfa Group International Co., Ltd.                    1,399,000     466,774
  #Mingyuan Medicare Development Co., Ltd.                  3,830,000     341,070
  *Minmetals Land, Ltd.                                     2,663,644     481,616
  #*Minmetals Resources, Ltd.                               1,764,000   1,163,768
   Minth Group, Ltd.                                          817,000   1,263,811
  #*Nam Fong International Holdings, Ltd.                     757,242     170,484
  *Nan Hai Corp, Ltd.                                      35,600,000     215,712
  *Nanjing Panda Electronics Co., Ltd.                        322,000      95,151
   NetDragon Websoft, Inc.                                    281,456     181,279
   New World China Land, Ltd.                               3,275,800   1,174,705
  *New World Department Store China, Ltd.                     799,538     698,592
   Nine Dragons Paper Holdings, Ltd.                        2,729,000   3,129,022

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CONTINUED

                                                                  Shares     Value++
                                                                  ------     -----

CHINA -- (Continued)
  *Northeast Electric Development Co., Ltd.                      284,000 $    59,290
  #*Oriental Ginza Holdings, Ltd.                                256,000      28,950
  *Overseas Chinese Town Asia Holdings, Ltd.                     209,817     119,248
   Pacific Online, Ltd.                                          337,450     201,934
  #Parkson Retail Group, Ltd.                                    739,500   1,143,457
  *PCD Stores Group, Ltd.                                      2,912,000     782,629
  #*Peak Sport Products Co., Ltd.                              1,281,000     978,502
  *PetroAsian Energy Holdings, Ltd.                            6,136,000     320,209
   PetroChina Co., Ltd.                                        1,004,000   1,452,183
  #PetroChina Co., Ltd. ADR                                      160,254  23,329,777
  #*Phoenix Satellite Television Holdings, Ltd.                  278,000     150,443
  #*PICC Property & Casualty Co., Ltd.                         2,446,000   3,152,908
  #Ping An Insurance Group Co. of China, Ltd. Series H           829,000   9,092,071
  #*Poly Hong Kong Investment, Ltd.                            3,550,068   2,838,772
   Ports Design, Ltd.                                            373,500   1,035,378
  *Pou Sheng International Holdings, Ltd.                      2,328,609     360,152
  *Powerlong Real Estate Holdings, Ltd.                          289,715      90,435
   Prosperity International Holdings HK, Ltd.                  2,360,000     141,522
   Qin Jia Yuan Media Services Co., Ltd.                         865,333     157,428
   Qingling Motors Co., Ltd. Series H                          1,286,000     456,810
  *Qunxing Paper Holdings Co., Ltd.                              854,211     238,679
   Regent Manner International, Ltd.                             964,000     347,671
  #*Renhe Commercial Holdings Co., Ltd.                       13,443,077   2,323,922
  #REXLot Holdings, Ltd.                                      11,222,436   1,142,290
  *Richly Field China Development, Ltd.                        4,540,000     112,721
   Road King Infrastructure, Ltd.                                309,000     278,083
  #*Ruinian International, Ltd.                                  441,000     303,524
  #Samson Holding, Ltd.                                        1,277,000     286,682
  #*Sany Heavy Equipment International Holdings Co., Ltd.        447,000     790,346
  *Semiconductor Manufacturing International Corp.            28,625,955   2,567,036
  *Semiconductor Manufacturing International Corp. ADR           133,669     582,797
   Shandong Chenming Paper Holdings, Ltd. Series H               604,022     513,447
  *Shandong Molong Petroleum Machinery Co., Ltd.                 197,664     230,681
  *Shandong Xinhua Pharmaceutical Co., Ltd.                      228,000      86,878
   Shanghai Electric Group Co., Ltd.                           2,146,000   1,080,092
   Shanghai Forte Land Co., Ltd.                               1,096,000     492,259
   Shanghai Industrial Holdings, Ltd.                            911,000   3,597,096
  #*Shanghai Industrial Urban Development Group, Ltd.          1,373,000     490,871
   Shanghai Jin Jiang International Hotels Group Co., Ltd.     2,044,000     429,690
   Shanghai Prime Machinery Co., Ltd.                          1,246,000     273,182
   Shanghai Zendai Property, Ltd.                              5,100,000     184,026
  *Shengli Oil & Gas Pipe Holdings, Ltd.                         225,000      44,901
  *Shenguan Holdings Group, Ltd.                                 444,000     589,367
   Shenji Group Kunming Machine Tool Co., Ltd.                   165,500     100,804
  #Shenzhen Expressway Co., Ltd.                               1,016,000     681,346
   Shenzhen International Holdings, Ltd.                      16,138,180   1,478,687
   Shenzhen Investment, Ltd.                                   3,752,000   1,176,034
   Shenzhou International Group, Ltd.                            585,000     678,913
   Shimao Property Holdings, Ltd.                              2,595,683   3,536,520
  #Shougang Concord Century Holdings, Ltd.                     1,074,433     108,266
  *Shougang Concord International Enterprises Co., Ltd.        6,480,000     862,253
  #Shui On Land, Ltd.                                          5,531,485   2,444,727
   Sichuan Expressway Co., Ltd.                                1,230,000     745,592
  #Silver Base Group Holdings, Ltd.                              400,000     331,688
   Silver Grant International Industries, Ltd.                 2,318,000     883,474
  #SIM Technology Group, Ltd.                                  1,202,000     229,986
   Sino Biopharmaceutical, Ltd.                                2,679,999     978,303
  #*Sino Oil & Gas Holdings, Ltd.                              6,862,234     363,956
  *Sino Prosper State Gold Resources Holdings, Ltd.            8,015,250     445,412
  *Sino Union Energy Investment Group, Ltd.                    5,820,000     495,735
   SinoCom Software Group, Ltd.                                  482,000      54,139

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CONTINUED

                                                                  Shares     Value++
                                                                  ------     -----

CHINA -- (Continued)
  #*Sinofert Holdings, Ltd.                                    4,068,673 $ 1,687,984
   Sinolink Worldwide Holdings, Ltd.                           3,541,492     374,252
   SinoMedia Holding, Ltd.                                       391,258     151,603
  #Sino-Ocean Land Holdings, Ltd.                              5,767,004   3,279,958
   Sinopec Kantons Holdings, Ltd.                                612,000     324,037
  #Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR         23,988   1,169,895
  #*Sinopec Yizheng Chemical Fibre Co., Ltd.                   2,070,000     887,911
  #*Sinopharm Group Co., Ltd.                                    414,400   1,432,915
   Sinotrans Shipping, Ltd.                                    2,542,500     793,977
   Sinotrans, Ltd.                                             2,758,000     674,301
  #Sinotruk Hong Kong, Ltd.                                    1,299,000   1,079,362
  #Skyworth Digital Holdings, Ltd.                             2,740,108   1,764,483
  #Soho China, Ltd.                                            3,545,839   3,066,353
  *Solargiga Energy Holdings, Ltd.                               917,000     303,940
  #Sparkle Roll Group, Ltd.                                    1,704,000     321,071
   SPG Land Holdings, Ltd.                                       537,850     241,632
   SRE Group, Ltd.                                             4,410,000     398,528
   Sunny Optical Technology Group Co., Ltd.                      395,000     123,485
   Tak Sing Alliance Holdings, Ltd.                              820,877     101,544
   TCC International Holdings, Ltd.                            1,755,997   1,062,518
   TCL Communication Technology Holdings, Ltd.                   753,100     735,840
   TCL Multimedia Technology Holdings, Ltd.                      885,200     359,193
  #Tencent Holdings, Ltd.                                        374,600  10,744,774
  *Texhong Textile Group, Ltd.                                   428,000     411,385
   Tian An China Investments Co., Ltd.                           856,357     572,438
   Tiangong International Co., Ltd.                              377,514     342,358
   Tianjin Capital Environmental Protection Group Co., Ltd.      772,000     256,435
  #*Tianjin Development Hldgs, Ltd.                              734,000     551,526
  #Tianjin Port Development Holdings, Ltd.                     3,179,200     738,193
  *Tianneng Power International, Ltd.                            884,000     466,977
  *Tianyi Fruit Holdings, Ltd.                                   244,000      81,820
  #Tingyi (Cayman Islands) Holding Corp.                         766,000   2,037,989
  #Tomson Group, Ltd.                                            869,277     330,348
   Towngas China Co., Ltd.                                       917,000     485,830
   TPV Technology, Ltd.                                        1,560,578     897,921
   Travelsky Technology, Ltd.                                  1,081,292   1,100,782
  *Truly International Holdings, Ltd.                          2,669,000     527,471
   Tsingtao Brewery Co., Ltd.                                    208,000   1,106,322
  #*Uni-President China Holdings, Ltd.                         1,789,090   1,028,578
  #*United Energy Group, Ltd.                                  3,611,550     549,170
  *United Gene High-Tech Group, Ltd.                           3,970,000     117,734
  #Vinda International Holdings, Ltd.                            576,000     611,359
  *Vitar International Holdings, Ltd.                          1,080,000     228,750
  #VODone, Ltd.                                                2,746,000     829,854
  #Want Want China Holdings, Ltd.                              2,711,000   2,436,862
  #*Wasion Group Holdings, Ltd.                                  758,000     397,557
  #Weichai Power Co., Ltd.                                       390,400   2,677,674
   Weiqiao Textile Co., Ltd.                                     686,500     624,713
   Welling Holding, Ltd.                                       6,638,000     329,770
  *West China Cement, Ltd.                                     2,544,000   1,048,088
  #*Wumart Stores, Inc.                                          431,000     989,913
   Wuyi International Pharmaceutical Co., Ltd.                   450,000      41,730
   Xiamen International Port Co., Ltd.                         1,605,338     341,552
  #Xingda International Holdings, Ltd.                         1,286,000   1,478,949
   Xinhua Winshare Publishing & Media Co., Ltd.                  685,000     376,473
  #Xinjiang Xinxin Mining Industry Co., Ltd.                   1,299,000     788,191
   Xiwang Sugar Holdings Co., Ltd.                               876,005     259,020
  #XTEP International Holdings, Ltd.                             826,500     571,106
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR                   165,500   6,461,120
  #*Yingde Gases Group Co., Ltd.                               1,387,000   1,269,080
  #Yip's Chemical Holdings, Ltd.                                 390,000     467,246

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
                                                                  Shares      Value++
                                                                  ------      -----

CHINA -- (Continued)..........................................
   Yorkey Optical International Cayman, Ltd.                     280,226 $     45,675
  #Zhaojin Mining Industry Co., Ltd.                             376,833    1,750,622
   Zhejiang Expressway Co., Ltd.                               2,008,000    1,662,799
  *Zhejiang Glass Co., Ltd.                                      192,000       61,311
  *Zhong An Real Estate, Ltd.                                    801,444      169,395
  #*Zhongsheng Group Holdings, Ltd.                              448,500      847,793
  #Zhuzhou CSR Times Electric Co., Ltd.                          397,250    1,575,562
   Zijin Mining Group Co., Ltd.                                1,352,000    1,067,542
  #ZTE Corp.                                                     456,260    1,644,227
                                                                         ------------
TOTAL CHINA...................................................            757,728,459
                                                                         ------------

COLOMBIA -- (0.2%)............................................
  #Bancolombia SA Sponsored ADR                                   98,887    6,551,264
  #Ecopetrol SA Sponsored ADR                                    143,023    6,274,419
                                                                         ------------
TOTAL COLOMBIA................................................             12,825,683
                                                                         ------------

CZECH REPUBLIC -- (0.4%)......................................
  #CEZ A.S.                                                      132,528    7,602,499
   Komercni Banka A.S.                                            24,293    6,404,375
   New World Resources NV                                        107,662    1,783,137
   Pegas Nonwovens SA                                             19,500      538,698
   Phillip Morris CR A.S.                                            873      495,760
   Telefonica 02 Czech Republic A.S.                             200,291    5,141,397
  *Unipetrol A.S.                                                161,779    1,923,864
                                                                         ------------
TOTAL CZECH REPUBLIC..........................................             23,889,730
                                                                         ------------

EGYPT -- (0.1%)...............................................
   Commercial International Bank Egypt S.A.E. Sponsored GDR      244,029    1,175,096
  *Egyptian Financial Group-Hermes Holding GDR                       891        5,287
   Orascom Construction Industries GDR                            50,102    2,055,334
  *Orascom Telecom Holding S.A.E. GDR                            246,399      852,681
                                                                         ------------
TOTAL EGYPT...................................................              4,088,398
                                                                         ------------

HUNGARY -- (0.6%).............................................
  *Danubius Hotel & Spa NYRT                                       6,194      134,816
   Egis Gyogyszergyar NYRT                                         9,429    1,034,568
   EMASZ NYRT                                                      1,045      121,868
  #*FHB Mortgage Bank NYRT                                        20,506      119,075
  *Fotex Holding SE Co., Ltd.                                     71,030      157,901
   Magyar Telekom Telecommunications P.L.C.                      401,211    1,369,007
   Magyar Telekom Telecommunications P.L.C. Sponsored ADR         39,279      661,066
  *MOL Hungarian Oil & Gas P.L.C.                                 41,428    5,790,022
  #*OTP Bank P.L.C.                                              488,536   17,344,184
  *PannErgy P.L.C.                                                42,550      209,595
  *RABA Automotive Holding NYRT                                   15,268       68,477
  #Richter Gedeon NYRT                                            21,799    4,561,629
   Zwack Unicum NYRT                                                 585       44,482
                                                                         ------------
TOTAL HUNGARY.................................................             31,616,690
                                                                         ------------

INDIA -- (8.7%)...............................................
   3i Infotech, Ltd.                                              90,217      101,074
  *3M India, Ltd.                                                  2,635      245,728
   Aban Offshore, Ltd.                                            29,858      428,349
   ABG Shipyard, Ltd.                                             20,498      174,121
   ACC, Ltd.                                                      88,992    2,232,806
   Adani Enterprises, Ltd.                                       183,765    2,606,633
  *Adani Power, Ltd.                                             656,438    1,671,099
  *Adhunik Metaliks, Ltd.                                         85,697      174,953
   Aditya Birla Nuvo, Ltd.                                        90,101    1,770,887
  *Advanta India, Ltd.                                             4,510       26,643

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
                                                        Shares    Value++
                                                        ------    -----

       INDIA -- (Continued).........................
          Aegis Logistics, Ltd.                         19,538 $  117,983
         *Agre Developers, Ltd.                            445        584
          Agro Tech Foods, Ltd.                         11,996     97,486
          AIA Engineering, Ltd.                         41,205    340,428
          Ajmera Realty & Infra India, Ltd.             13,751     53,514
          Akzo Nobel India, Ltd.                        22,181    418,252
         *Alembic Pharmaceuticals, Ltd.                 89,566     61,885
          Alembic, Ltd.                                 89,566     46,028
         *Allahabad Bank, Ltd.                         243,520  1,130,377
         *Allcargo Global Logistics, Ltd.                4,494     17,619
         *Allied Digital Services, Ltd.                  7,200     14,832
          Alok Industries, Ltd.                        376,596    227,298
          Alstom Projects India, Ltd.                   36,976    516,064
          Amara Raja Batteries, Ltd.                    40,518    176,111
          Ambuja Cements, Ltd.                       1,080,574  3,803,501
          Amtek Auto, Ltd.                             218,223    793,640
          Anant Raj Industries, Ltd.                   201,310    402,065
          Andhra Bank, Ltd.                            245,445    772,534
          Ansal Properties & Infrastructure, Ltd.      135,970    138,231
          Apollo Hospitals Enterprise, Ltd.            177,744  1,899,504
          Apollo Tyres, Ltd.                           274,413    431,267
          Aptech, Ltd.                                  48,077    115,854
         *Areva T&D India, Ltd.                         96,889    611,969
         *Arvind Mills, Ltd.                           202,209    336,926
         *Asahi India Glass, Ltd.                       65,517    154,081
          Asea Brown Boveri India, Ltd.                 87,053  1,687,431
          Ashok Leyland, Ltd.                        1,260,038  1,515,103
          Asian Hotels East, Ltd.                        2,605     17,954
          Asian Hotels West, Ltd.                        2,609     11,547
          Asian Hotels, Ltd.                               859      4,352
          Asian Paints, Ltd.                            32,555  2,044,647
          Aurobindo Pharma, Ltd.                       384,560  1,694,465
          Automotive Axles, Ltd.                         5,791     56,117
          Aventis Pharma, Ltd.                          10,597    477,201
          Axis Bank, Ltd.                              273,371  7,957,599
          Bajaj Auto, Ltd.                              75,658  2,527,067
         *Bajaj Electricals, Ltd.                       42,195    256,509
          Bajaj Finance, Ltd.                           18,427    292,262
          Bajaj Finserv, Ltd.                           86,689  1,037,139
          Bajaj Hindusthan, Ltd.                       145,932    248,115
          Bajaj Holdings & Investment, Ltd.             73,010  1,296,457
          Balaji Telefilms, Ltd.                        15,541     13,741
          Balkrishna Industries, Ltd.                    3,775     12,421
          Ballarpur Industries, Ltd.                   635,218    495,772
          Balmer Lawrie & Co., Ltd.                      8,790    118,089
         *Balrampur Chini Mills, Ltd.                  405,795    683,262
          Bank of Baroda                               129,710  2,680,978
         *Bank of India                                212,902  2,204,666
          Bank of Maharashtra, Ltd.                    269,978    368,550
          Bannari Amman Sugars, Ltd.                     3,050     39,923
         *BASF India, Ltd.                              13,744    192,950
          Bata India, Ltd.                              37,095    359,351
          BEML, Ltd.                                    27,238    428,074
          Bengal & Assam Co., Ltd.                       1,023      5,435
          Berger Paints India, Ltd.                    172,370    364,159
          BGR Energy Systems, Ltd.                      34,019    423,928
          Bharat Electronics, Ltd.                      27,277  1,132,661
          Bharat Forge, Ltd.                           181,388  1,427,809
          Bharat Heavy Electricals, Ltd.                80,174  3,631,982
          Bharat Petroleum Corp., Ltd.                 143,641  2,039,464
          Bharati Shipyard, Ltd.                        14,379     53,040

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
                                                            Shares    Value++
                                                            ------    -----

   INDIA -- (Continued).................................
      Bharti Airtel, Ltd.                                1,148,103 $9,845,995
     *Bhushan Steel, Ltd.                                  164,060  1,851,335
      Biocon, Ltd.                                         109,996    918,517
      Birla Corp., Ltd.                                     47,059    373,843
     *Blue Dart Express, Ltd.                                6,396    211,658
      Blue Star, Ltd.                                       30,792    256,337
      Bombay Dyeing & Manufacturing Co., Ltd.               18,913    168,296
      Bombay Rayon Fashions, Ltd.                           82,809    543,831
      Bosch, Ltd.                                           12,079  1,815,097
      Brigade Enterprises, Ltd.                             30,638     64,397
      Britannia Industries, Ltd.                            53,890    450,757
      Cadila Healthcare, Ltd.                               97,123  1,899,237
     *Cairn India, Ltd.                                    310,166  2,452,012
     *Canara Bank                                          145,996  2,086,216
      Carborundum Universal, Ltd.                           54,145    300,420
     *Central Bank of India                                482,972  1,472,968
      Centum Electronics, Ltd.                               1,772      4,549
      Century Plyboards India, Ltd.                         58,913     99,188
      Century Textiles & Industries, Ltd.                   60,065    489,527
      CESC, Ltd.                                           111,529    778,576
      Chambal Fertilizers & Chemicals, Ltd.                300,485    581,646
     *Chemplast Sanmar, Ltd.                               224,492     38,045
      Chennai Petroleum Corp., Ltd.                         86,161    435,442
      Cholamandalam Investment & Finance Co., Ltd.          56,126    206,117
      Cipla, Ltd.                                          311,010  2,175,484
      City Union Bank, Ltd.                                280,925    278,256
      Clariant Chemicals (India), Ltd.                      10,732    176,323
      CMC, Ltd.                                              6,389    294,858
      Colgate-Palmolive (India), Ltd.                       38,162    777,826
      Container Corp. of India                              55,561  1,445,469
      Core Projects & Technologies, Ltd.                    70,298    483,767
      Coromandel International, Ltd.                       189,794  1,417,549
     *Corp. Bank                                            53,217    704,094
     *Cranes Software International, Ltd.                   64,637      7,179
      Crisil, Ltd.                                           2,975    441,929
      Crompton Greaves, Ltd.                               205,135  1,172,234
      Cummins India, Ltd.                                   85,912  1,369,455
      Dabur India, Ltd.                                    331,603    760,026
     *Dalmia Bharat Enterprises, Ltd.                       31,411    125,743
      Dalmia Cement (Bharat), Ltd.                          31,411     18,100
      DCM Shriram Consolidated, Ltd.                       101,063    101,284
     *Deccan Chronicle Holdings, Ltd.                       98,708    178,974
      Deepak Fertilizers & Petrochemicals Corp., Ltd.       56,126    215,893
      Dena Bank                                             95,873    226,336
     *Development Credit Bank, Ltd.                        189,220    254,114
      Dewan Housing Finance Corp., Ltd.                     84,175    473,639
      Dhanalakshmi Bank, Ltd.                               82,004    232,922
     *Dish TV (India), Ltd.                                491,729    758,540
      Dishman Pharmaceuticals & Chemicals, Ltd.             44,049     96,359
      Divi's Laboratories, Ltd.                             54,150    865,755
      DLF, Ltd.                                            666,688  3,364,913
      Dr. Reddy's Laboratories, Ltd.                       118,007  4,461,721
     #Dr. Reddy's Laboratories, Ltd. ADR                    60,800  2,385,792
      Dredging Corp. of India, Ltd.                         15,269    123,218
      E.I.D. - Parry (India), Ltd.                         120,954    644,164
      eClerx Services, Ltd.                                  8,624    136,242
      Edelweiss Capital, Ltd.                              351,136    294,063
     *Educomp Solutions, Ltd.                               85,300    921,907
      Eicher Motors, Ltd.                                   13,232    372,555
      EIH, Ltd.                                            322,128    626,632
      Elder Pharmaceuticals, Ltd.                           13,060    110,600

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
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                                                         Shares    Value++
                                                         ------    -----

     INDIA -- (Continued)............................
        Electrosteel Casings, Ltd.                      160,493 $  114,643
        Elgi Equipments, Ltd.                            52,370    102,976
       *Emami, Ltd.                                      37,439    351,121
        Engineers India, Ltd.                            23,070    150,987
       *Entertainment Network India, Ltd.                 5,852     32,100
       *Era Infra Engineering, Ltd.                     131,903    562,973
        Esab India, Ltd.                                  9,613    109,904
        Escorts, Ltd.                                   106,973    332,108
       *Ess Dee Aluminium, Ltd.                          11,008    115,578
       *Essar Oil, Ltd.                                 709,980  2,127,170
       *Essar Shipping Ports & Logistics, Ltd.          198,037    444,288
        Essel Propack, Ltd.                              79,134     86,254
        Everest Kanto Cylinder, Ltd.                     54,560    103,707
       *Everonn Education, Ltd.                          16,455    239,390
        Exide Industries, Ltd.                          338,304  1,168,621
        FAG Bearings (India), Ltd.                       11,829    307,736
        FDC, Ltd.                                       127,472    302,760
        Federal Bank, Ltd.                              286,860  2,735,801
       *Federal-Mogul Goetze (India), Ltd.               10,498     57,569
        Financial Technologies (India), Ltd.             47,664    931,376
        Finolex Cables, Ltd.                             94,015    112,150
        Finolex Industries, Ltd.                         71,512    166,685
       *Firstsource Solutions, Ltd.                     231,336    101,294
       *Fortis Healthcare India, Ltd.                   184,787    648,905
       *Fresenius Kabi Oncology, Ltd.                    12,591     32,471
       *Future Capital Holdings, Ltd.                    19,988     67,712
        GAIL India, Ltd.                                492,600  5,304,912
        Gammon India, Ltd.                              113,601    295,360
       *Gammon Infrastructure Projects, Ltd.            431,684    183,602
       *Ganesh Housing Corp., Ltd.                       12,944     41,351
        Gateway Distriparks, Ltd.                        70,186    193,612
        Geodesic, Ltd.                                  137,859    257,977
       *Geojit BNP Paribas Financial Services, Ltd.      88,026     49,492
        GHCL, Ltd.                                       44,954     42,713
       *GIC Housing Finance, Ltd.                        28,372     74,978
        Gillette India, Ltd.                              8,542    354,779
        Gitanjali Gems, Ltd.                             87,137    526,268
        GlaxoSmithKline Consumer Healthcare, Ltd.        20,848  1,146,275
        GlaxoSmithKline Pharmaceuticals, Ltd.            18,776    954,408
        Glenmark Pharmaceuticals, Ltd.                  178,281  1,205,887
       *GMR Infrastructure, Ltd.                      1,269,981  1,086,968
        Godawari Power & Ispat, Ltd.                     10,851     47,454
        Godfrey Phillips India, Ltd.                      3,952    183,374
        Godrej Consumer Products, Ltd.                   96,756    825,355
        Godrej Industries, Ltd.                         197,967    849,473
       *Gokul Refoils & Solvent, Ltd.                    55,538    120,145
        Graphite India, Ltd.                             91,488    195,761
        Grasim Industries, Ltd.                          28,007  1,553,274
        Great Eastern Shipping Co., Ltd.                153,197    987,808
        Great Offshore, Ltd.                             38,757    241,467
        Greaves Cotton, Ltd.                            130,915    278,450
        Grindwell Norton, Ltd.                           10,897     56,766
        Gruh Finance, Ltd.                               12,538    119,167
       *GTL Infrastructure, Ltd.                        351,403    286,933
        GTL, Ltd.                                        91,093    859,346
        Gujarat Alkalies & Chemicals, Ltd.               45,720    143,764
        Gujarat Ambuja Exports, Ltd.                     93,019     71,499
        Gujarat Fluorochemicals, Ltd.                    52,434    439,079
        Gujarat Gas Co., Ltd.                            57,380    474,309
       *Gujarat Industries Power Co., Ltd.               54,408    106,365
        Gujarat Mineral Development Corp., Ltd.         171,376    542,330

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
                                                          Shares     Value++
                                                          ------     -----

    INDIA -- (Continued)..............................
       Gujarat Narmada Valley Fertilizers Co., Ltd.       86,692 $   211,747
      *Gujarat NRE Coke, Ltd.                            157,376     179,613
       Gujarat State Fertilizers & Chemicals, Ltd.        44,440     374,108
       Gujarat State Petronet, Ltd.                      267,333     595,501
       Gulf Oil Corp., Ltd.                               12,685      24,472
      *GVK Power & Infrastructure, Ltd.                1,585,936     867,973
       H.E.G., Ltd.                                       23,274     117,650
       HBL Power Systems, Ltd.                           125,202      55,598
       HCL Infosystems, Ltd.                             236,721     593,213
       HCL Technologies, Ltd.                            339,023   3,996,699
       HDFC Bank, Ltd.                                   216,913  11,247,240
      *HeidelbergCement India, Ltd.                      105,161     119,269
       Hero Honda Motors, Ltd. Series B                   87,726   3,393,373
       Hexaware Technologies, Ltd.                       419,278     656,029
       Hikal, Ltd.                                         4,307      30,217
      *Himachal Futuristic Communications, Ltd.          833,209     370,346
       Himadri Chemicals & Industries, Ltd.               39,450      35,019
      *Hindalco Industries, Ltd.                       1,871,570   9,140,706
       Hinduja Global Solutions, Ltd.                     10,967      94,120
       Hinduja Ventures, Ltd.                             10,967      68,115
       Hindustan Construction Co., Ltd.                  652,222     522,244
      *Hindustan Dorr Oliver, Ltd.                        34,489      63,957
       Hindustan Oil Exploration Co., Ltd.                58,640     279,392
       Hindustan Petroleum Corp, Ltd.                    109,250     921,610
       Hindustan Unilever, Ltd.                          530,298   3,422,610
       Honeywell Automation India, Ltd.                    3,687     207,662
       Hotel Leelaventure, Ltd.                          217,449     204,327
      *Housing Development & Infrastructure, Ltd.        215,678     787,339
      *HSIL, Ltd.                                         41,645     146,817
       HT Media, Ltd.                                     74,923     248,786
      *IBN18 Broadcast , Ltd.                              8,945      19,106
      *ICICI Bank, Ltd.                                   19,793     500,108
       ICICI Bank, Ltd. Sponsored ADR                    396,338  19,975,435
       ICSA (India), Ltd.                                 51,053     133,880
       IDBI Bank, Ltd.                                   434,897   1,413,761
      *Idea Cellular, Ltd.                             2,145,314   3,335,615
       IFCI, Ltd.                                      1,029,045   1,210,765
      *IL&FS Engineering and Construction Co., Ltd.       31,860     135,160
       India Cements, Ltd.                               392,914     884,043
       India Infoline, Ltd.                              271,970     444,703
       Indiabulls Financial Services, Ltd.               378,779   1,525,277
      *Indiabulls Real Estate, Ltd.                      740,864   2,096,908
       Indiabulls Securities, Ltd.                       105,042      38,738
      *Indiabulls Wholesale Services, Ltd.                92,608      21,783
      *Indian Bank                                       199,799   1,091,260
       Indian Hotels Co., Ltd.                           718,238   1,343,727
      *Indian Oil Corp., Ltd.                            468,197   3,605,093
      *Indian Overseas Bank...........................   246,701     852,161
       Indo Rama Synthetics (India), Ltd.                 52,177      78,606
       Indoco Remedies, Ltd.                               2,538      25,378
      *Indraprastha Gas, Ltd.                             72,257     527,046
      *IndusInd Bank, Ltd.                               308,479   1,817,490
       INEOS ABS India, Ltd.                              16,430     192,834
       Info Edge (India), Ltd                             17,048     272,851
      *Infomedia 18, Ltd.                                 16,558       7,936
       Infosys Technologies, Ltd.                        225,217  14,804,567
       Infosys Technologies, Ltd. Sponsored ADR           11,946     778,640
       Infotech Enterprises, Ltd.                         47,412     173,032
       Infrastructure Development Finance Co., Ltd.    1,922,599   6,330,458
       ING Vysya Bank, Ltd.                               84,082     658,639
       Ingersoll-Rand India, Ltd.                          9,828     111,552

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
                                                       Shares    Value++
                                                       ------    -----

       INDIA -- (Continued)
          Ipca Laboratories, Ltd.                      75,690 $  520,737
          IRB Infrastructure Developers, Ltd.         176,253    702,286
          ISMT, Ltd.                                   38,981     46,180
         *Ispat Industlries, Ltd.                     685,127    351,260
          ITC, Ltd.                                 1,507,896  6,558,851
         *IVRCL Assets & Holdings, Ltd.                54,515     76,843
          IVRCL Infrastructures & Projects, Ltd.      514,324    923,102
          J.B. Chemicals & Pharmaceuticals, Ltd.       49,343    178,180
          Jagran Prakashan, Ltd.                       97,486    275,515
         *Jai Balaji Industries, Ltd.                  24,308    107,974
          Jain Irrigation Systems, Ltd.               370,685  1,535,088
          Jaiprakash Associates, Ltd.               1,812,612  3,809,692
         *Jaiprakash Power Ventures, Ltd.             756,796    824,361
          Jammu & Kashmir Bank, Ltd.                   42,358    775,685
          JBF Industries, Ltd.                         35,709    145,725
         *Jet Airways (India), Ltd.                    38,723    419,415
         *Jindal Drilling & Industries, Ltd.           14,415    153,786
          Jindal Poly Films, Ltd.                      30,884    297,011
          Jindal Saw, Ltd.                            250,480  1,136,970
         *Jindal South West Holdings, Ltd.              4,933    127,227
          Jindal Steel & Power, Ltd.                  381,288  5,643,948
          JK Cement, Ltd.                              17,083     49,190
          JK Lakshmi Cement, Ltd.                      47,469     55,010
          JM Financial, Ltd.                          252,263    163,447
         *JSL Stainless, Ltd.                          85,928    175,054
         *JSW Energy, Ltd.                            358,285    605,395
          JSW Steel, Ltd.                             189,712  4,075,797
         *Jubilant Industries, Ltd.                     4,235     22,825
          Jubilant Organosys, Ltd.                     87,922    357,468
         *Jyothy Laboratories, Ltd.                    31,680    148,701
         *Jyoti Structures, Ltd.                       69,600    134,592
          K.S.B. Pumps, Ltd.                           13,268     81,067
          Kalpataru Power Transmission, Ltd.           74,395    215,367
         *Kalyani Investment Co., Ltd.                    543     10,579
          Kalyani Steels, Ltd.                          5,438     10,410
          Karnataka Bank, Ltd.                        233,339    598,750
          Karur Vysya Bank, Ltd.                       59,659    551,776
          Karuturi Global, Ltd.                       465,788    139,816
         *KEC International, Ltd.                     140,585    272,039
          Kesoram Industries, Ltd.                     41,828    185,193
         *Kewal Kiran Clothing, Ltd.                       41        526
         *Kingfisher Airlines, Ltd.                   192,159    190,019
         *Kiri Industries, Ltd.                        10,825     58,514
         *Kirloskar Industries, Ltd.                    2,290     17,609
         *Kirloskar Oil Engines, Ltd.                  83,823    283,423
         *Kotak Mahindra Bank, Ltd.                   387,278  3,772,112
          Koutons Retail India, Ltd.                    4,186      3,356
          KPIT Cummins Infosystems, Ltd.               44,785    165,021
         *KRBL, Ltd.                                  135,058     95,218
          KS Oils, Ltd.                               397,063    298,546
         *KSK Energy Ventures, Ltd.                   141,089    362,926
          Lakshmi Energy & Foods, Ltd.                 10,833     11,662
          Lakshmi Machine Works, Ltd.                   6,448    356,777
          Lakshmi Vilas Bank, Ltd.                     50,136    123,734
         *Lanco Infratech, Ltd.                       985,780    892,017
         *Landmark Property Development Co., Ltd.      60,497      4,573
          Larsen & Toubro, Ltd.                       132,081  4,779,613
         *LIC Housing Finance, Ltd.                   531,645  2,641,575
         *Lloyds Steel Industries                     168,042     72,055
          Lupin, Ltd.                                 187,488  1,863,844
          Madhucon Projects, Ltd.                      51,670    126,226

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
                                                          Shares    Value++
                                                          ------    -----

    INDIA -- (Continued)
       Madras Cements, Ltd.                              151,890 $  341,660
      *Mahanagar Telephone Nigam, Ltd.                   298,770    325,894
      #*Mahanagar Telephone Nigam, Ltd. ADR               32,600     74,328
       Maharashtra Scooters, Ltd.                          2,000     16,737
       Maharashtra Seamless, Ltd.                         60,538    488,188
       Mahindra & Mahindra Financial Services, Ltd.       67,830  1,118,598
       Mahindra & Mahindra, Ltd.                         584,302  9,974,026
       Mahindra Lifespace Developers, Ltd.                24,566    210,112
       Manaksia, Ltd.                                     20,016     37,331
       Mangalore Refinery & Petrochemicals, Ltd.         811,929  1,354,161
       Marico, Ltd.                                      197,072    633,881
       Maruti Suzuki India, Ltd.                          79,301  2,371,194
       Mastek, Ltd.                                       25,667     68,096
      *MAX India, Ltd.                                   255,615    968,940
       McLeod Russel India, Ltd.                         103,642    619,107
       Mercator Lines, Ltd.                              264,022    244,669
       Merck, Ltd.....................................     7,268    103,739
       MindTree, Ltd..................................    22,533    187,478
       Monnet Ispat, Ltd..............................    46,599    552,065
       Monsanto India, Ltd............................     4,435    179,637
       Moser Baer (India), Ltd........................   178,934    179,567
       Motherson Sumi Systems, Ltd....................   157,809    820,906
      *Motilal Oswal Financial Services, Ltd.             12,637     41,484
      *Mphasis, Ltd.                                     103,395  1,099,603
       MRF, Ltd.                                           2,157    347,367
       Mundra Port & Special Economic Zone, Ltd.         436,510  1,426,884
       Nagarjuna Construction Co., Ltd.                  389,987    905,361
       Nagarjuna Fertilizers & Chemicals, Ltd.           223,343    160,554
       Nahar Poly Films, Ltd.                             12,262      9,109
       Nahar Spinning Mills, Ltd.                          8,602     20,794
       Natco Pharma, Ltd.                                 15,526     96,838
       National Aluminium Co., Ltd.                    1,268,897  2,664,578
       Nava Bharat Ventures, Ltd.                         43,988    244,324
       Navneet Publications India, Ltd.                  126,875    177,006
      *NHPC, Ltd.                                      2,360,497  1,381,830
       NIIT Technologies, Ltd.                            56,479    240,398
       NIIT, Ltd......................................   166,528    211,692
       NOCIL, Ltd.....................................    79,587     33,622
       Noida Toll Bridge Co., Ltd.....................   186,962    116,152
       NTPC, Ltd......................................   598,887  2,465,593
       OCL India, Ltd.................................    23,518     56,518
      *OCL Iron & Steel, Ltd.                              4,262      4,947
       Oil & Natural Gas Corp, Ltd....................   557,106  3,897,884
       Oil India, Ltd.................................    59,404  1,860,259
      *OMAXE, Ltd.                                       126,319    374,955
      *OnMobile Global, Ltd.                              34,326    216,672
       Opto Circuits India, Ltd.......................   128,992    876,077
      *Oracle Financial Services Software, Ltd.           49,350  2,257,564
      *Orbit Corp., Ltd.                                  69,708     75,904
       Orchid Chemicals & Pharmaceuticals, Ltd.           53,200    364,813
       Orient Paper & Industries, Ltd.                    72,266     96,447
      *Oriental Bank of Commerce                         116,475    912,237
      *Oswal Chemical & Fertilizers                      161,397    251,366
       Panacea Biotec, Ltd............................    39,979    171,346
       Pantaloon Retail India, Ltd....................     8,100     50,463
       Pantaloon Retail India, Ltd. Class B...........       810      3,392
      *Parsvnath Developers, Ltd.                        167,952    165,838
      *Patel Engineering, Ltd.                            31,362    114,796
       Patni Computer Systems, Ltd....................   122,244  1,186,552
       Patni Computer Systems, Ltd. ADR...............    16,659    319,020
       Peninsula Land, Ltd............................   193,874    253,188

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
                                                           Shares     Value++
                                                           ------     -----

   INDIA -- (Continued)................................
      Petronet LNG, Ltd.                                  682,746 $ 2,041,360
     *Phoenix Mills, Ltd.                                   5,973      27,331
      Pidilite Industries, Ltd.                           191,560     681,103
     *Pipavav Shipyard, Ltd.                              251,500     492,721
      Piramal Healthcare, Ltd.                            163,504   1,697,027
      Plethico Pharmaceuticals, Ltd.                        8,810      68,863
      Polaris Software Lab, Ltd.                           59,814     266,396
      Polyplex Corp., Ltd.                                 17,984      89,548
      Power Finance Corp., Ltd.                           569,675   2,978,656
      Power Grid Corp. of India, Ltd.                   1,306,373   3,083,774
     *Praj Industries, Ltd.                               113,226     206,818
     *Prakash Industries, Ltd.                             60,265     116,393
      Prism Cement, Ltd.                                  205,299     260,660
      Proctor & Gamble Hygiene & Health Care, Ltd.          3,614     162,710
      Provogue India, Ltd.                                 27,200      26,368
      PSL, Ltd.                                            23,485      43,679
      PTC India, Ltd.                                     382,057     772,105
      Punj Lloyd, Ltd.                                    365,423     552,079
      Radico Khaitan, Ltd.                                 73,871     240,868
      Rain Commodities, Ltd.                               25,235     101,657
      Rajesh Exports, Ltd.                                123,341     240,024
      Rallis India, Ltd.                                   12,769     428,996
     *Ranbaxy Laboratories, Ltd.                          171,716   1,773,936
     *Raymond, Ltd.                                        60,130     479,794
      Redington India, Ltd.                               157,197     312,323
      REI Agro, Ltd.                                      539,170     323,241
      Rei Six Ten Retail, Ltd.                             55,035      56,829
     *Reliance Broadcast Network, Ltd.                     23,621      42,016
      Reliance Capital, Ltd.                              199,155   2,540,445
      Reliance Communications, Ltd.                     1,053,725   2,382,167
      Reliance Energy, Ltd.                               155,750   2,318,363
      Reliance Industrial Infrastructure, Ltd.              5,844      83,711
      Reliance Industries, Ltd.                         1,381,092  30,655,817
     *Reliance MediaWorks, Ltd.                            23,621      83,774
     *Reliance Power, Ltd.                              1,317,490   3,883,203
      Rolta India, Ltd.                                   190,527     597,774
      Ruchi Infrastructure, Ltd.                            1,244         688
      Ruchi Soya Industries, Ltd.                         178,388     416,103
     *Rural Electrification Corp., Ltd.                   600,461   3,246,631
     *S.Kumars Nationwide, Ltd.                           192,600     296,746
     *Sadbhav Engineering, Ltd.                            17,756      54,408
      Sanwaria Agro Oils, Ltd.                              4,608       9,750
     *Satyam Computer Services, Ltd.                      920,600   1,565,902
      SEAMEC, Ltd.                                         12,199      30,822
      Sesa Goa, Ltd.                                      590,180   4,196,076
      Shipping Corp. of India, Ltd.                       250,700     629,216
      Shiv-Vani Oil & Gas Exploration Services, Ltd.       19,863     135,045
      Shopper's Stop, Ltd.                                 18,389     146,340
      Shree Ashtavinyak Cine Vision, Ltd.                 642,203      92,248
      Shree Cement, Ltd.                                   14,509     657,081
     *Shree Renuka Sugars, Ltd.                           766,733   1,221,683
      Shriram EPC, Ltd.                                    13,876      51,357
      Shriram Transport Finance Co., Ltd.                 110,106   1,931,299
      Simplex Infrastructures, Ltd.                         4,792      35,937
     *Sintex Industries, Ltd.                             148,048     581,059
      SKF India, Ltd.                                      26,925     387,963
      Sobha Developers, Ltd.                               98,238     636,689
      Solar Industries India, Ltd.                            207       2,771
      Sonata Software, Ltd.                                58,800      55,306
      South Indian Bank, Ltd.                           1,537,510     791,156
     *Spice Mobility, Ltd.                                 85,349     195,324

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         Shares    Value++
                                                         ------    -----

     INDIA -- (Continued)............................
        SPML Infra, Ltd.                                  7,377 $   27,572
        SREI Infrastructure Finance, Ltd.               256,428    299,158
        SRF, Ltd.                                        33,988    257,667
       *State Bank of Bikaner & Jaipur                   29,366    365,714
       *State Bank of India                              65,131  4,140,330
        Steel Authority of India, Ltd.                  456,876  1,657,485
        Sterling Biotech, Ltd.                          166,520    348,256
       #Sterlite Industries (India), Ltd. ADR           377,810  6,177,194
        Sterlite Industries (India), Ltd. Series A      767,126  3,149,909
        Sterlite Technologies, Ltd.                     215,182    299,214
        Strides Arcolab, Ltd.                            51,902    453,715
       *Sun Pharma Advanced Research Co., Ltd.          135,759    267,606
        Sun Pharmaceuticals Industries, Ltd.            292,397  3,079,289
        Sun TV Network, Ltd.                             75,061    721,468
        Sundaram Clayton, Ltd.                            3,760     13,041
        Sundaram Finance, Ltd.                            2,101     24,971
        Sundram Fastners, Ltd.                          105,224    142,825
        Supreme Industries, Ltd.                         54,935    193,422
        Supreme Petrochem, Ltd.                           3,242      4,590
       *Suzlon Energy, Ltd.                           1,611,715  1,938,225
        Swaraj Engines, Ltd.                              1,260     12,451
        Syndicate Bank                                  274,612    726,802
        Taj GVK Hotels & Resorts, Ltd.                   32,994     78,343
        Tamilnadu Newsprint & Papers, Ltd.               33,608    106,564
        Tanla Solutions, Ltd.                            80,718     30,354
        Tata Chemicals, Ltd.                            141,685  1,205,845
       #*Tata Communications, Ltd. ADR                   58,574    635,528
        Tata Consultancy Services, Ltd.                 261,370  6,880,350
        Tata Elxsi, Ltd.                                 23,294    137,209
        Tata Investment Corp., Ltd.                      14,968    179,383
        Tata Motors, Ltd.                               337,869  9,400,364
        Tata Power Co., Ltd.                             85,794  2,526,551
        Tata Steel, Ltd.                                481,884  6,714,879
        Tata Tea, Ltd.                                  697,350  1,591,564
       *Tata Teleservices Maharashtra, Ltd.           1,004,165    420,009
       *TCI Developers, Ltd.                              1,466      8,014
        Tech Mahindra, Ltd.                              94,278  1,464,035
       *Teledata Marine Solutions, Ltd.                  39,608     30,681
       *Texmaco Rail & Engineering, Ltd.                 79,270    133,476
        Texmaco, Ltd.                                    79,270     58,904
        Thermax India, Ltd.                              50,392    739,342
        Thomas Cook India, Ltd.                         136,653    169,410
        Time Technoplast, Ltd.                           89,565    110,146
       *Timken India, Ltd.                               54,549    271,593
        Titagarh Wagons, Ltd.                            11,823    100,827
        Titan Industries, Ltd.                           16,825  1,536,286
        Torrent Pharmaceuticals, Ltd.                    44,919    610,459
       *Torrent Power, Ltd.                             137,166    766,847
        Transport Corp of India, Ltd.                    29,320     63,542
        Trent, Ltd.                                      10,333    233,606
       *Trent, Ltd. Series A                              2,180     45,853
       *Trent, Ltd. Series B                              2,180     43,440
        Triveni Engineering & Industries, Ltd.          168,022    396,220
        TTK Prestige, Ltd.                                5,177    278,021
        Tube Investments of India                       112,590    359,779
       *Tulip IT Services, Ltd.                          92,850    328,129
        TVS Motor Co., Ltd.                             202,168    258,122
        UCO Bank                                        299,000    707,307
        Uflex, Ltd.                                      48,709    223,845
       *Ultratech Cement, Ltd.                           56,993  1,402,612
        Unichem Laboratories, Ltd.                       59,633    260,476

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CONTINUED


                                                       Shares      Value++
                                                       ------      -----

     INDIA -- (Continued)
        Union Bank of India                           169,531 $  1,228,174
        Unitech, Ltd.                               1,613,111    1,352,602
       *United Breweries Holdings, Ltd.                   676        2,812
        United Breweries, Ltd.                         46,535      486,034
        United Phosphorus, Ltd.                       512,257    1,761,449
        United Spirits, Ltd.                          133,918    3,138,971
        Unity Infraprojects, Ltd.                      19,986       30,322
        Usha Martin, Ltd.                             228,484      336,726
       *UTV Software Communications, Ltd.              26,032      381,442
       *Vardhman Special Steets, Ltd.                   5,275        2,506
        Vardhman Textiles, Ltd.                        26,377      168,475
        Varun Shipping Co., Ltd.                       70,152       46,359
       *Venky's India, Ltd.                             5,481       85,666
       *Videocon Industries, Ltd.                     176,966      791,866
       *Videsh Sanchar Nigam, Ltd.                     75,159      404,069
        Vijaya Bank                                   211,578      398,219
        VIP Industries, Ltd.                           13,687      211,164
       *Voltamp Transformers, Ltd.                      5,393       68,273
        Voltas, Ltd.                                  157,257      587,543
        WABCO-TVS (India), Ltd.                         6,924      159,662
        Walchandnagar Industries, Ltd.                 14,754       45,771
        Welspun Corp., Ltd.                           183,395      797,286
       *Welspun Global Brands, Ltd.                     3,685        1,750
        Welspun India, Ltd.                            36,850       48,954
       *Welspun Investments & Commercials, Ltd.         1,842        3,090
        Wipro, Ltd.                                   352,643    3,588,046
       *Wire & Wireless India, Ltd.                   302,852       63,938
       *Wockhardt, Ltd.                                70,880      548,220
        Wyeth, Ltd.                                    13,354      275,875
       *Yes Bank, Ltd.                                234,287    1,621,576
        Zee Entertainment Enterprises, Ltd.           943,402    2,870,902
       *Zee Learn, Ltd.                               117,925       60,676
        Zensar Technologies, Ltd.                      22,768       89,757
        Zuari Industries, Ltd.                         19,017      295,651
        Zydus Wellness, Ltd.                           17,266      231,141
                                                              ------------
     TOTAL INDIA.................................              509,817,065
                                                              ------------

     INDONESIA -- (3.0%).........................
        PT Adaro Energy Tbk                        13,610,500    3,513,054
       *PT Adhi Karya Tbk                           1,328,000      127,440
       *PT Agis Tbk                                   980,000       13,288
        PT AKR Corporindo Tbk                       2,772,300      554,209
        PT Aneka Tambang Tbk                        8,293,000    2,211,514
        PT Asahimas Flat Glass Tbk                    362,500      277,640
        PT Astra Agro Lestari Tbk                     480,000    1,301,924
        PT Astra Graphia Tbk                          582,500       56,553
        PT Astra International Tbk                  2,085,000   13,703,346
       *PT Bakrie & Brothers Tbk                  142,966,750    1,121,421
        PT Bakrie Sumatera Plantations Tbk         25,137,500    1,150,215
       *PT Bakrie Telecom Tbk                      42,275,539    1,904,712
        PT Bakrieland Development Tbk              75,055,000    1,266,323
        PT Bank Bukopin Tbk                         7,903,500      664,768
        PT Bank Central Asia Tbk                   10,785,000    9,340,945
        PT Bank Danamon Indonesia Tbk               5,795,818    4,207,698
        PT Bank Mandiri Tbk                        10,429,518    8,722,986
       *PT Bank Negara Indonesia Persero Tbk       12,180,503    5,770,492
       *PT Bank Pan Indonesia Tbk                  18,387,500    2,452,301
       *PT Bank Permata Tbk                            70,000       14,329
        PT Bank Rakyat Indonesia Persero Tbk       11,095,500    8,377,386
       *PT Bank Tabungan Negara Tbk                 3,786,515      757,613
       *PT Bank Tabungan Pensiunan Nasional Tbk       987,000      343,906

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                Shares     Value++
                                                                ------     -----

INDONESIA -- (Continued)
  *PT Barito Pacific Tbk                                     6,267,500 $   776,774
  *PT Bayan Resources Tbk                                      950,000   1,875,122
  *PT Berlian Laju Tanker Tbk                               13,826,166     630,863
  *PT Bhakti Investama Tbk                                  34,403,400     676,203
  *PT Bisi International Tbk                                 3,147,500     615,257
   PT Budi Acid Jaya Tbk                                     2,800,500      76,828
   PT Bumi Resources Tbk                                    37,385,000  15,022,342
   PT Bumi Serpong Damai Tbk                                11,151,500   1,201,285
  *PT Central Proteinaprima Tbk                             22,741,500     140,740
   PT Charoen Pokphand Indonesia Tbk                        12,481,660   2,817,161
  *PT Ciputra Development Tbk                               21,370,424     976,097
  *PT Ciputra Surya Tbk                                      2,291,000     163,869
   PT Citra Marga Nusaphala Persada Tbk                      2,369,000     313,022
   PT Clipan Finance Indonesia Tbk                             398,500      35,428
  *PT Darma Henwa Tbk                                       20,971,500     211,687
  *PT Davomas Adabi Tbk                                      4,583,000      43,954
  *PT Delta Dunia Makmur Tbk                                 6,085,000     927,055
   PT Elnusa Tbk                                             4,562,500     157,892
  *PT Energi Mega Persada Tbk                               50,243,000     925,053
   PT Gajah Tunggal Tbk                                      3,191,500     869,924
   PT Global Mediacom Tbk                                   11,800,000   1,035,638
   PT Gozco Plantations Tbk                                  5,273,000     246,819
   PT Gudang Garam Tbk                                       1,228,000   5,833,334
  *PT Hanson International Tbk                              13,121,500     329,808
   PT Hexindo Adiperkasa Tbk                                   464,000     306,285
  *PT Holcim Indonesia Tbk                                   6,446,000   1,697,986
  *PT Indah Kiat Pulp & Paper Corp. Tbk                      6,061,500   1,141,679
   PT Indika Energy Tbk                                      2,217,000   1,051,692
   PT Indo Tambangraya Megah Tbk                               434,500   2,380,630
   PT Indocement Tunggal Prakarsa Tbk                        2,042,000   4,061,487
   PT Indofood Sukses Makmur Tbk                            10,975,500   7,123,214
   PT Indosat Tbk                                              763,500     478,840
  #PT Indosat Tbk ADR                                           26,690     826,589
  *PT Inovisi Infracom Tbk                                      71,000      60,999
   PT International Nickel Indonesia Tbk                     5,297,750   3,089,997
  *PT Intiland Development Tbk                               8,570,000     365,539
   PT Japfa Comfeed Indonesia Tbk                            1,888,000     806,403
   PT Jasa Marga Tbk                                         5,132,000   1,981,944
   PT Jaya Real Property Tbk                                   352,500      50,628
   PT Kalbe Farma Tbk                                        8,149,000   3,409,497
  *PT Kawasan Industri Jababeka Tbk                         17,129,000     260,653
   PT Lippo Karawaci Tbk                                    35,382,562   3,224,315
   PT Matahari Putra Prima Tbk                               4,457,772     723,786
   PT Mayorah Indah Tbk                                        692,500     891,095
   PT Medco Energi Internasional Tbk                         3,586,500   1,155,843
   PT Media Nusantara Citra Tbk                              6,323,093     651,921
  *PT Mitra Adiperkasa Tbk                                   1,524,000     583,803
  *PT Mitra International Resources Tbk                      5,183,500     112,238
  *PT Pabrik Kertas Tjiwi Kimia Tbk                          1,031,000     328,480
  *PT Pakuwon Jati Tbk                                       5,813,000     592,008
  *PT Panin Financial Tbk                                   22,503,500     508,245
  *PT Panin Insurance Tbk                                    3,559,000     233,183
   PT Perusahaan Gas Negara Tbk                              8,050,500   3,770,272
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk     6,131,500   1,758,736
  *PT Polaris Investama Tbk                                    521,000      70,607
   PT Ramayana Lestari Sentosa Tbk                           6,568,000     561,268
  *PT Resource Alam Indonesia Tbk                              589,000     337,188
   PT Sampoerna Agro Tbk                                     1,614,559     637,844
  *PT Samudera Indonesia Tbk                                   117,000      53,537
   PT Selamat Sempurna Tbk                                   1,043,000     142,697
   PT Semen Gresik Persero Tbk                               3,609,500   4,010,366

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          Shares      Value++
                                                          ------      -----

   INDONESIA -- (Continued)..........................
     *PT Sentul City Tbk............................. 21,118,000 $    261,859
      PT Sorini Agro Asia Corporindo Tbk.............    806,000      326,260
      PT Summarecon Agung Tbk........................ 10,713,532    1,578,977
      PT Surya Citra Media Tbk.......................     31,000       15,202
     *PT Suryainti Permata Tbk.......................  3,098,000       32,195
      PT Tambang Batubara Bukit Asam Tbk.............    810,500    2,115,131
      PT Telekomunikasi Indonesia Tbk................  1,445,000    1,302,446
      PT Telekomunikasi Indonesia Tbk Sponsored ADR..    142,062    5,134,121
     *PT Tiga Pilar Sejahtera Food Tbk...............  1,118,339       97,936
      PT Timah Tbk...................................  5,099,000    1,720,655
      PT Trada Maritime Tbk..........................  7,563,487      530,426
      PT Trias Sentosa Tbk...........................  2,750,000      131,961
      PT Trimegah Sec Tbk............................  5,343,500       66,146
     *PT Truba Alam Manunggal Engineering Tbk........ 15,388,500      111,908
      PT Tunas Baru Lampung Tbk......................  1,519,500       85,489
      PT Tunas Ridean Tbk............................  5,241,000      349,149
      PT Unilever Indonesia Tbk......................  1,041,500    1,863,868
      PT United Tractors Tbk.........................  1,733,166    4,714,301
      PT Wijaya Karya Tbk............................  4,514,500      354,303
     *PT XL Axiata Tbk...............................    951,000      755,730
                                                                 ------------
   TOTAL INDONESIA...................................             174,745,775
                                                                 ------------

   ISRAEL -- (0.0%)..................................
      Delta-Galil Industries, Ltd....................          1            7
     *Electra Real Estate, Ltd.......................          1            7
     *Formula Systems, Ltd...........................         --            6
     *Formula Vision Technologies, Ltd...............         --           --
     *Koor Industries, Ltd...........................          1           18
     *Makhteshim-Agan Industries, Ltd................          1            3
      Mivtach Shamir Holdings, Ltd...................     10,592      353,772
     *Naphtha Israel Petroleum Corp., Ltd............          1            3
      Osem Investments, Ltd..........................         --            9
      Super-Sol, Ltd. Series B.......................         --            3
                                                                 ------------
   TOTAL ISRAEL......................................                 353,828
                                                                 ------------

   MALAYSIA -- (3.2%)................................
     *Aeon Co. Berhad................................    209,900      421,493
      Affin Holdings Berhad..........................  1,220,300    1,443,328
     *Airasia Berhad.................................  2,627,100    2,551,056
     *Alam Maritim Resources Berhad..................    195,000       74,374
      Al-'Aqar KPJ REIT Berhad.......................     34,155       13,158
      Alliance Financial Group Berhad................  1,842,100    1,935,630
     *Amcorp Properties Berhad.......................    233,633       46,858
      AMMB Holdings Berhad...........................  2,671,850    5,761,734
      Amway (Malaysia) Holdings Berhad...............     63,300      196,783
      Ann Joo Resources Berhad.......................    438,250      429,225
      APM Automotive Holdings Berhad.................    207,500      346,128
     *Asia Pacific Land Berhad.......................    531,500       73,654
     *Axiata Group Berhad............................  2,705,925    4,482,194
      Bandar Raya Developments Berhad................  1,103,100      801,373
      Batu Kawan Berhad..............................    279,650    1,446,596
      Berjaya Assets Berhad..........................    115,800       45,452
      Berjaya Corp. Berhad...........................  4,823,100    1,859,790
      Berjaya Land Berhad............................  2,769,200    1,084,191
     *Berjaya Media Berhad...........................     52,300        9,858
     *Berjaya Retail Berhad..........................    271,090       59,032
      Berjaya Sports Toto Berhad.....................    650,214      927,281
      Bimb Holdings Berhad...........................    892,800      477,374
      Bolton Berhad..................................    252,900       96,489
      Boustead Heavy Industries Corp. Berhad.........     49,200       73,892
      Boustead Holdings Berhad.......................    829,920    1,622,869

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CONTINUED


                                                        Shares    Value++
                                                        ------    -----

       MALAYSIA -- (Continued)......................
          British American Tobacco Malaysia Berhad..    89,000 $1,443,258
         *Bursa Malaysia Berhad.....................   368,700    999,947
          Cahya Mata Sarawak Berhad.................   325,000    247,217
          Carlsberg Brewery Malaysia Berhad.........   165,000    440,342
          CB Industrial Product Holding Berhad......   112,980    166,043
          Chemical Co. of Malaysia Berhad...........   111,000     65,915
          CI Holdings Berhad........................    17,700     16,072
          CIMB Group Holdings Berhad................ 3,098,014  8,576,580
         *Coastal Contracts Berhad..................   302,858    365,276
          CSC Steel Holdings Berhad.................   344,200    202,373
         *D&O Green Technologies Berhad.............   131,933     10,689
         *Dayang Enterprise Holdings Berhad.........   352,075    243,858
          Dialog Group Berhad....................... 2,757,773  2,320,735
          DiGi.Com Berhad...........................   224,800  2,210,316
          Dijaya Corp. Berhad.......................    54,000     20,793
          DRB-Hicom Berhad.......................... 1,722,500  1,286,856
          Dutch Lady Milk Industries Berhad.........    24,800    144,744
          Eastern & Oriental Berhad.................   961,782    462,235
          Eastern Pacific Industrial Corp. Berhad...   116,400     94,289
          ECM Libra Avenue Berhad...................   731,860    225,267
         *EON Capital Berhad........................   655,600  1,600,266
          Esso Malaysia Berhad......................   163,300    232,892
          Evergreen Fibreboard Berhad...............   446,900    196,266
         *Faber Group Berhad........................   303,100    227,329
         *Fountain View Development Berhad..........    31,500         --
          Fraser & Neave Holdings Berhad............   159,600    953,685
          Gamuda Berhad............................. 2,764,700  3,492,932
          Genting Berhad............................ 2,144,000  8,407,979
          Genting Malaysia Berhad................... 3,667,300  4,563,888
          Genting Plantations Berhad................   420,200  1,135,694
          Globetronics Technology Berhad............   155,620     58,319
          Glomac Berhad.............................   211,400    132,886
         *Gold IS Berhad............................   404,812    247,189
          Grand United Holdings Berhad..............   274,800    115,974
         *Green Packet Berhad.......................   603,900    129,582
          Guiness Anchor Berhad.....................   150,600    513,502
          GuocoLand (Malaysia) Berhad...............   486,500    198,905
          Hai-O Enterprise Berhad...................   217,500    165,998
          Hap Seng Consolidated Berhad..............   622,500  1,219,190
          Hap Seng Plantations Holdings Berhad......   283,100    272,425
          Hartalega Holdings Berhad.................   165,900    319,491
         *Ho Wah Genting Berhad.....................   176,600     40,071
          Hock Seng Lee Berhad......................   414,220    242,128
          Hong Leong Bank Berhad....................   543,800  1,909,359
          Hong Leong Financial Group Berhad.........   465,300  1,613,264
          Hong Leong Industries Berhad..............   221,700    285,780
         *Hovid Berhad..............................   177,700     14,996
          Hubline Berhad............................   139,400      6,591
          Hunza Properties Berhad...................    97,600     52,416
          Hwang-DBS (Malaysia) Berhad...............   123,200    102,260
          IGB Corp. Berhad.......................... 2,262,299  1,628,037
          IJM Corp. Berhad.......................... 2,350,810  4,923,239
          IJM Land Berhad...........................   829,600    788,891
         *IJM Plantations Berhad....................   668,300    670,772
         *Insas Berhad..............................   372,840     67,403
          Integrated Logistics Berhad...............   111,735     36,578
         *Integrax Berhad...........................   122,200     72,261
          IOI Corp. Berhad.......................... 2,208,277  3,947,990
         *Jaks Resources Berhad.....................   327,000     73,097
          Jaya Tiasa Holdings Berhad................   161,925    343,149
          Jerneh Asia Berhad........................   117,900    123,450

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

         MALAYSIA -- (Continued)..................
            JT International Berhad...............    83,000 $  206,846
            K & N Kenanga Holdings Berhad.........   375,100    102,597
           *Karambunai Corp. Berhad............... 2,201,600    166,904
            Keck Seng (Malaysia) Berhad...........   314,400    441,751
            Kencana Petroleum Berhad..............   760,032    675,689
            KFC Holdings (Malaysia) Berhad........   529,200    663,171
            Kian Joo Can Factory Berhad...........   370,080    290,981
            Kim Loong Resources Berhad............   152,320    113,808
            Kinsteel Berhad.......................   924,000    268,497
            KLCC Property Holdings Berhad......... 1,033,800  1,148,778
            KNM Group Berhad...................... 1,824,668  1,622,181
            Kossan Rubber Industries Berhad.......   264,700    289,003
            KPJ Healthcare Berhad.................   371,250    514,418
            KSL Holdings Berhad...................   226,266    134,588
            Kuala Lumpur Kepong Berhad............   316,350  2,258,040
            Kub Malaysia Berhad...................   500,900    133,128
            Kulim Malaysia Berhad................. 1,828,800  1,976,946
           *Kumpulan Europlus Berhad..............   281,600    120,951
           *Kumpulan Fima Berhad..................   118,100     61,836
           *Kumpulan Hartanah Selangor Berhad.....   202,200     24,200
            Kumpulan Perangsang Selangor Berhad...   309,900    125,629
           *Kurnia Asia Berhad....................   745,600    100,737
            Lafarge Malayan Cement Berhad.........   657,900  1,609,972
            Landmarks Berhad......................   673,192    348,361
           *Latexx Partners Berhad................   138,300    128,228
            Leader Universal Holdings Berhad......   482,800    140,507
            Leong Hup Holdings Berhad.............   140,000     79,512
            Lingkaran Trans Kota Holdings Berhad..   556,900    728,535
           *Lingui Development Berhad.............   105,700     65,924
           *Lion Corp. Berhad.....................   754,900     72,673
            Lion Diversified Holdings Berhad......   615,000     92,507
            Lion Forest Industries Berhad.........    37,800     20,715
            Lion Industries Corp. Berhad.......... 1,763,300  1,007,997
            LPI Capital Berhad....................    10,700     49,130
           *Mah Sing Group Berhad.................   525,480    459,561
            Malayan Banking Berhad................ 3,183,168  9,412,762
           *Malaysia Airports Holdings Berhad.....   500,100  1,043,007
            Malaysia Building Society Berhad......   334,300    288,208
           *Malaysian Airlines System Berhad...... 1,289,666    794,024
            Malaysian Bulk Carriers Berhad........   585,867    514,842
            Malaysian Pacific Industries Berhad...   125,500    224,210
            Malaysian Resources Corp. Berhad...... 3,856,500  2,779,361
            Mamee Double Decker Berhad............    56,400     80,531
           *Maxis Berhad.......................... 1,126,900  2,044,736
            MBM Resources Berhad..................   192,300    192,351
            Media Prima Berhad.................... 1,231,200  1,092,792
            Mega First Corp. Berhad...............   145,000     83,830
            Metro Kajang Holdings Berhad..........    36,151     20,138
            MISC Berhad........................... 1,101,360  2,903,620
           *MK Land Holdings Berhad...............   997,300    131,510
            MMC Corp. Berhad...................... 1,882,900  1,707,175
           *MNRB Holdings Berhad..................   146,300    130,942
            Mudajaya Group Berhad.................   170,800    267,007
            Muhibbah Engineering Berhad........... 1,077,300    583,797
           *Mulpha International Berhad........... 3,669,600    657,520
            Naim Holdings Berhad..................   206,300    195,214
            NCB Holdings Berhad...................    89,000    112,364
            Nestle (Malaysia) Berhad..............    63,800  1,032,798
            Notion VTEC Berhad....................   254,830    190,072
            NTPM Holdings Berhad..................   669,600    123,360
           *Nylex (Malaysia) Berhad...............   104,843     22,658

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
                                                            Shares    Value++
                                                            ------    -----

   MALAYSIA -- (Continued)..............................
      OKS Property Holdings Berhad......................    19,130 $    4,886
      Oriental Holdings Berhad..........................   432,240    754,461
      OSK Holdings Berhad............................... 1,105,032    649,585
      P.I.E. Industrial Berhad..........................    54,600     78,562
     *Pan Malaysia Cement Works Berhad..................   547,600     22,195
      Panasonic Manufacturing Malaysia Berhad...........    44,000    337,528
      Paramount Corp. Berhad............................    66,600    127,324
      Parkson Holdings Berhad...........................   589,455  1,140,817
      PBA Holdings Berhad...............................   172,500     57,718
      Pelikan International Corp. Berhad................   410,610    156,912
     *Perisai Petroleum Teknologi Berhad................   516,800    141,582
     *Perwaja Holdings Berhad...........................    25,600      7,837
      Petronas Dagangan Berhad..........................   226,900  1,186,600
      Petronas Gas Berhad...............................   434,608  1,652,948
      PJ Development Holdings Berhad....................   440,000    115,177
      Plus Expressways Berhad...........................   723,600  1,098,681
      POS Malaysia Berhad...............................   664,600    725,458
      PPB Group Berhad..................................   614,400  3,524,620
     *Press Metal Berhad................................   163,900    141,786
      Protasco Berhad...................................   260,000    100,172
      Proton Holdings Berhad............................   923,600  1,077,048
      Puncak Niaga Holding Berhad.......................   224,960    158,717
      QL Resources Berhad (B00G234).....................   625,840    682,926
     *QL Resources Berhad (B3XMVV1).....................    31,292     10,036
      QSR Brands Berhad.................................    39,000     73,608
     *Ramunia Holdings Berhad...........................   312,996     69,299
      Ranhill Berhad....................................   380,700     95,169
      RCE Capital Berhad................................   560,300     97,551
      RHB Capital Berhad................................   785,500  2,352,762
      Salcon Berhad.....................................   220,600     44,709
      SapuraCrest Petroleum Berhad......................   751,100    944,572
      Sarawak Oil Palms Berhad..........................   125,060    147,231
      Scientex, Inc. Berhad.............................   120,564    103,731
     *Scomi Group Berhad................................ 2,283,200    239,406
     *Scomi Marine Berhad...............................    53,500     10,139
      Selangor Dredging Berhad..........................   366,400     97,635
     *Selangor Properties Berhad........................       800      1,113
      Shangri-La Hotels (Malaysia) Berhad...............   297,200    269,125
      Shell Refining Co. Federation of Malaysia Berhad..   215,000    791,600
      SHL Consolidated Berhad...........................   202,800     96,094
      Sime Darby Berhad................................. 1,967,720  5,994,845
     *Sino Hua-An International Berhad..................   939,700    111,174
      SP Setia Berhad................................... 1,530,750  2,159,307
      Star Publications (Malaysia) Berhad...............   645,200    745,601
      Subur Tiasa Holdings Berhad.......................   118,860    120,765
      Sunway City Berhad................................   559,400    914,528
      Sunway Holdings Berhad............................   669,400    556,431
      Supermax Corp. Berhad.............................   306,375    428,015
     *Supportive International Holdings Berhad..........    41,300     13,602
      Suria Capital Holdings Berhad.....................   198,450    138,100
      Ta Ann Holdings Berhad............................   282,144    619,365
      TA Enterprise Berhad.............................. 2,159,900    551,297
      TA Global Berhad (B3X17H6)........................ 1,295,940    170,722
     *TA Global Berhad (B4LM6X7)........................ 1,295,940    146,765
     *Talam Corp. Berhad................................   700,000     21,292
      Tan Chong Motor Holdings Berhad...................   756,900  1,197,433
      TDM Berhad........................................   241,900    244,528
     *Tebrau Teguh Berhad...............................   568,500    149,024
      Telekom Malaysia Berhad........................... 1,501,400  2,024,055
      Tenaga Nasional Berhad............................ 2,179,381  4,426,097
     *TH Plantations Berhad.............................   251,700    176,753

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CONTINUED


                                                                         Shares      Value++
                                                                         ------      -----

MALAYSIA -- (Continued)..............................................
   Three-A Resources Berhad..........................................   168,300 $     92,737
  *Time Dotcom Berhad................................................ 3,317,800    1,016,604
   Time Engineering Berhad...........................................   479,000       78,614
   Top Glove Corp. Berhad............................................   545,180      955,886
   Tradewinds (Malaysia) Berhad......................................   293,200      804,203
  *Tradewinds Corp. Berhad...........................................   503,600      163,408
   TRC Synergy Berhad................................................   160,080       86,982
  *TSH Resources Berhad..............................................   139,400      128,180
   UAC Berhad........................................................    22,764       25,415
   Uchi Technologies Berhad..........................................   315,500      149,331
  *UEM Land Holdings Berhad.......................................... 1,784,945    1,623,664
   UMW Holdings Berhad............................................... 1,035,782    2,457,561
   Unico-Desa Plantations Berhad.....................................   983,693      342,281
   Unisem (Malaysia) Berhad..........................................   888,420      559,055
   United Malacca Rubber Estates Berhad..............................   154,650      366,626
   United Plantations Berhad.........................................   105,300      639,818
   United U-Li Corp. Berhad..........................................   128,300       36,197
   VS Industry Berhad................................................   167,208      107,369
   Wah Seong Corp. Berhad............................................   661,812      498,834
   WCT Berhad........................................................ 1,139,600    1,171,513
   Wing Tai Malaysia Berhad..........................................   286,900      168,496
   WTK Holdings Berhad...............................................   601,250      399,006
   YTL Cement Berhad.................................................    11,000       18,238
   YTL Corp. Berhad.................................................. 6,549,670    3,674,491
   YTL e-Solutions Berhad............................................   713,500      257,856
   *YTL Land & Development Berhad....................................   556,700      348,160
   YTL Power International Berhad.................................... 1,917,554    1,463,323
   Yu Neh Huat Berhad................................................   951,199      642,711
  *Zelan Berhad......................................................   553,600       93,631
   Zhulian Corp Berhad...............................................    70,266       42,291
                                                                                ------------
TOTAL MALAYSIA.......................................................            188,531,371
                                                                                ------------

MEXICO -- (4.1%).....................................................
  #*Alfa S.A.B. de C.V. Series A.....................................   630,340    9,368,831
   Alsea de Mexico S.A.B. de C.V.....................................   502,400      571,281
   America Movil S.A.B. de C.V. Series L............................. 2,047,875    5,866,980
   America Movil S.A.B. de C.V. Series L ADR.........................   443,009   25,340,115
  #*Axtel S.A.B. de C.V.............................................. 1,129,910      661,552
  *Bio Pappel S.A.B. de C.V..........................................    13,800       13,187
  #Bolsa Mexicana de Valores S.A. de C.V.............................   519,287    1,113,302
  #*Carso Infraestructura y Construccion S.A.B. de C.V............... 1,788,370    1,200,874
  *Cementos de Mexico S.A.B de C.V. Series B.........................   185,195      160,232
  *Cemex S.A.B. de C.V. Sponsored ADR................................ 1,983,179   17,213,994
  *Cia Minera Autlan S.A.B. de C.V...................................   144,200      402,348
   Coca-Cola Femsa S.A.B. de C.V. Series L...........................    40,000      319,188
  #Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................    40,360    3,219,517
  #*Compartamos S.A.B. de C.V........................................ 1,439,680    2,682,587
  #Consorcio ARA S.A.B. de C.V....................................... 1,953,300    1,155,518
  #*Controladora Comercial Mexicana S.A.B. de C.V. Series B.......... 1,202,050    2,093,618
  #*Corporacion GEO S.A.B. de C.V. Series B.......................... 1,015,200    2,995,765
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.   222,600      125,690
   Corporacion Moctezuma S.A.B. de C.V...............................   248,700      621,118
  #*Desarrolladora Homex S.A.B. de C.V...............................   326,400    1,533,655
  *Desarrolladora Homex S.A.B. de C.V. ADR...........................    20,182      569,738
  *Dine S.A.B. de C.V................................................     7,300        3,263
   El Puerto de Liverpool S.A.B. de C.V..............................   150,100    1,134,385
  #Embotelladora Arca S.A.B. de C.V..................................   993,929    6,035,220
  *Empresas ICA S.A.B. de C.V........................................   434,400    1,071,689
  *Empresas ICA S.A.B. de C.V. Sponsored ADR.........................   204,099    2,014,457
  #Financiera Independencia S.A.B de C.V.............................   228,478      230,032
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR...........   308,192   19,385,277

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
                                                                             Shares      Value++
                                                                             ------      -----

MEXICO -- (Continued)....................................................
  *Genomma Lab Internacional S.A.B. de C.V...............................   405,800 $  1,015,231
  *Gruma S.A.B. de C.V. ADR..............................................     6,300       50,274
  #*Gruma S.A.B. de C.V. Series B........................................   761,030    1,524,480
  #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V...................   427,500      893,124
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...................   106,171    4,428,392
  #Grupo Aeroportuario del Sureste S.A.B. de C.V.........................   412,400    2,442,151
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....................    17,200    1,017,552
   Grupo Carso S.A.B. de C.V. Series A-1................................. 1,010,100    3,923,979
  *Grupo Cementos de Chihuahua S.A.B. de C.V.............................   211,154      770,387
   Grupo Continental S.A.B. de C.V.......................................   573,780    2,148,242
  #*Grupo Elektra S.A. de C.V............................................    90,576    4,130,789
  *Grupo Famsa S.A.B. de C.V.............................................    63,912      128,860
  #Grupo Financiero Banorte S.A.B. de C.V................................ 2,809,943   14,035,435
   Grupo Financiero Inbursa S.A.B. de C.V. Series O...................... 1,202,314    6,292,678
   Grupo Gigante S.A.B. de C.V. Series B.................................    41,000       80,136
  *Grupo Herdez S.A.B. de C.V............................................   416,895      906,821
  #Grupo Industrial Bimbo S.A.B. de C.V. Series A........................ 1,892,016    4,182,858
   Grupo Industrial Maseca S.A.B. de C.V. Series B.......................    44,200       53,178
  *Grupo Industrial Saltillo S.A.B. de C.V...............................    58,600       77,375
   Grupo Kuo S.A.B. de C.V. Series B.....................................   191,500      349,340
  *Grupo Mexicano de Desarrollo S.A.B. de C.V............................    13,000       10,841
   Grupo Mexico S.A.B. de C.V. Series B.................................. 5,000,219   17,313,579
  #Grupo Modelo S.A.B. de C.V. Series C..................................   627,800    3,978,388
  *Grupo Simec S.A. de C.V...............................................   231,900      661,754
  *Grupo Televisa S.A. de C.V............................................   191,500      906,288
  *Grupo Televisa S.A. de C.V. Sponsored ADR.............................   487,376   11,560,559
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.. 1,826,687    3,332,299
   Industrias Bachoco S.A.B. de C.V. Series B............................    26,737       63,407
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR.......................     4,285      122,165
  *Industrias CH S.A.B. de C.V. Series B.................................   461,160    1,827,542
   Industrias Penoles S.A.B. de C.V......................................   118,815    4,623,915
  *Inmuebles Carso S.A.B. de C.V......................................... 1,010,100    1,138,937
  #Kimberly Clark de Mexico S.A.B. de C.V. Series A......................   524,100    3,232,459
  *Megacable Holdings S.A.B. de C.V......................................   152,485      354,465
   Mexichem S.A.B. de C.V................................................ 1,582,379    6,013,802
  *Minera Frisco S.A.B. de C.V........................................... 1,010,100    4,350,422
  #Organizacion Soriana S.A.B. de C.V. Series B.......................... 2,029,113    6,964,241
  #*Promotora y Operadora de Infraestructura S.A. de C.V.................   263,580    1,144,835
   Qualitas Cia de Seguros S.A. de C.V...................................    61,560       56,150
  *Sare Holding S.A.B. de C.V............................................   427,800      115,574
   Telefonos de Mexico S.A.B. de C.V. Series L...........................   105,800       99,259
  #Telefonos de Mexico S.A.B. de C.V. Sponsored ADR......................   243,948    4,566,707
   TV Azteca S.A.B. de C.V............................................... 2,549,180    1,784,827
  #*Urbi Desarrollos Urbanos S.A.B. de C.V............................... 1,026,275    2,451,642
  #*Vitro S.A.B. de C.V..................................................   193,764      237,330
  #Wal-Mart de Mexico S.A.B. de C.V. Series V............................ 3,023,778    9,456,119
                                                                                    ------------
TOTAL MEXICO.............................................................            241,922,201
                                                                                    ------------

PERU -- (0.2%)...........................................................
   Cia de Minas Buenaventura S.A. ADR....................................    88,700    3,696,129
  *Credicorp, Ltd........................................................    75,526    7,289,770
                                                                                    ------------
TOTAL PERU...............................................................             10,985,899
                                                                                    ------------

PHILIPPINES -- (0.9%)....................................................
   A. Soriano Corp.......................................................   818,000       65,535
   Aboitiz Equity Ventures, Inc.......................................... 3,332,700    3,089,525
   Aboitiz Power Corp.................................................... 2,447,300    1,808,141
  *Atlas Consolidated Mining & Development Corp..........................   944,500      353,415
   Ayala Corp. Series A..................................................   362,613    3,316,864
   Ayala Land, Inc....................................................... 5,346,520    2,056,377
   Banco de Oro Unibank, Inc............................................. 1,788,530    2,271,760

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
                                                              Shares     Value++
                                                              ------     -----

PHILIPPINES -- (Continued)
   Bank of the Philippine Islands                          2,013,143 $ 2,768,989
  *Belle Corp.                                             4,248,000     546,615
   China Banking Corp.                                        24,868     246,676
  *Cyber Bay Corp.                                         3,846,000      97,275
  *Digital Telecommunications Phils., Inc.                 4,100,000     150,652
   DMCI Holdings, Inc.                                     1,962,100   2,025,567
  *Empire East Land Holdings, Inc.                         4,900,000      80,235
   Energy Development Corp.                                9,520,500   1,503,952
  *Fil-Estate Land, Inc.                                     368,000      18,518
   Filinvest Development Corp.                               863,000     103,729
   Filinvest Land, Inc.                                   25,289,687     751,657
  *First Gen Corp.                                         2,156,500     736,791
   First Philippines Holdings Corp.                          542,100     838,353
   Globe Telecom, Inc.                                        67,540   1,421,066
   International Container Terminal Services, Inc.         1,553,800   1,784,432
  *JG Summit Holdings, Inc.                                  139,000      82,242
   Jollibee Foods Corp.                                      554,915   1,226,345
  *Lepanto Consolidated Mining Co. Series B               11,392,207     204,750
  *Lopez Holdings Corp.                                    4,725,000     708,507
   Manila Electric Co.                                       250,830   1,437,112
   Manila Water Co, Inc.                                   1,468,400     618,040
   Megaworld Corp.                                        23,413,600   1,278,356
  *Metro Bank & Trust Co.                                  2,078,642   3,335,639
  *Metro Pacific Corp. Series A                              225,000      10,932
  *Metro Pacific Investments Corp.                         9,710,000     834,736
  *Pepsi-Cola Products Philippines, Inc.                   2,267,000     129,952
   Philex Mining Corp.                                       770,250     320,827
   Philippine Long Distance Telephone Co.                      9,640     560,323
  #Philippine Long Distance Telephone Co. Sponsored ADR       38,300   2,221,017
  *Philippine National Bank                                  643,500     964,649
   PhilWeb Corp.                                             508,300     196,713
   Rizal Commercial Banking Corp.                            602,319     394,470
   Robinson's Land Corp. Series B                          5,233,950   1,630,710
   San Miguel Corp.                                          557,890   1,993,861
   Security Bank Corp.                                       284,930     663,442
   Semirara Mining Corp.                                     216,720   1,105,616
   Shang Properties, Inc.                                    174,286       7,403
   SM Development Corp.                                    3,000,213     635,899
  *SM Investments Corp.                                      186,470   2,523,674
   SM Prime Holdings, Inc.                                 6,691,926   1,878,427
  *Southeast Asia Cement Holdings, Inc.                    4,981,000     186,446
   Union Bank of Philippines                                 388,700     554,284
   Universal Robina Corp.                                  1,982,600   1,729,544
   Vista Land & Lifescapes, Inc.                           8,072,000     596,987
                                                                     -----------
TOTAL PHILIPPINES                                                     54,067,027
                                                                     -----------

POLAND -- (1.7%)
   Agora SA                                                  117,268   1,127,392
  *Amica Wronki SA                                             6,820     119,775
  *AmRest Holdings SA                                         21,900     671,417
   Apator SA                                                  24,049     174,016
   Asseco Poland SA                                          146,092   2,922,834
  *ATM SA                                                     23,413     110,177
   Bank Handlowy w Warszawie SA                               63,156   2,378,529
  *Bank Millennium SA                                        900,433   1,845,546
   Bank Pekao SA                                              80,974   5,307,431
  *Bank Przemyslowo Handlowy BPH SA                           16,918     484,534
  *Barlinek SA                                                72,057     111,299
  *Bioton SA                                               8,173,318     521,272
  *BOMI SA                                                    23,002      64,420
  *Boryszew SA                                             1,165,599     474,488

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
                                                       Shares     Value++
                                                       ------     -----

       POLAND -- (Continued)
         *BRE Bank SA                                  20,592 $ 2,682,875
          Budimex SA                                   16,560     672,313
         *Cersanit-Krasnystaw SA                      206,959     957,496
         *Ciech SA                                     59,236     589,613
         *Cinema City International                    14,591     201,157
         *ComArch SA                                    2,253      78,216
          Cyfrowy Polsat SA                            29,665     181,354
          Debica SA                                     7,882     182,406
          Decora SA                                     5,510      34,861
          Dom Development SA                            9,946     171,784
         *Dom Maklerski IDM SA                        327,359     336,761
         *Echo Investment SA                          655,616   1,250,136
          Elektrobudowa SA                              2,716     163,192
         *Elstar Oils SA                               31,097      62,658
          Emperia Holding SA                           19,318     822,263
         *Enea SA                                     155,229   1,140,514
         *Energomontaz Poludnie SA                     63,882      95,346
         *Eurocash SA                                  84,800   1,038,288
          Fabryki Mebli Forte SA                       20,079      83,211
         *Famur SA                                     50,159      68,429
         *Farmacol SA                                  34,487     416,087
         *Ferrum SA                                     7,836      42,794
         *Gant Development SA                          35,903     188,821
         *Getin Holding SA                            549,924   3,090,313
         *Getin Holding SA Allotment Certificates      13,858      77,833
          Grupa Kety SA                                19,284     953,051
         *Grupa Lotos SA                              147,597   2,640,328
         *Hydrobudowa Polska SA                       128,578     110,491
         *Impexmetal SA                               174,925     331,639
         *ING Bank Slaski SA                            3,503   1,156,187
         *Inter Cars SA                                   928      30,682
         *Jutrzenka Holding SA                          9,504      12,919
         *JW Construction Holding SA                   17,155      99,897
         *Kernel Holding SA                            35,677     968,670
          KGHM Polska Miedz SA                        192,817  14,183,564
         *Koelner SA                                   14,359      61,024
         *Kredyt Bank SA                               88,369     577,479
         *LC Corp. SA                                 512,734     304,952
          LPP SA                                          891     721,499
         *MCI Management SA                            84,292     271,979
         *Mercor SA                                     2,734      17,686
         *MNI SA                                      171,180     211,559
         *Mondi Packaging Paper Swiecie SA             18,925     588,242
         *Mostostal Siedlce SA                      1,128,786   1,484,696
          Mostostal Warszawa SA                        10,158     157,851
         *Mostostal Zabrze Holding SA                 168,586     174,897
         *Multimedia Polska SA                         94,331     330,510
         *Netia Holdings SA                           545,175   1,084,963
          NFI Empik Media & Fashion SA                 51,073     349,639
          NG2 SA                                       20,090     447,050
         *Noble Bank SA                                63,606     178,440
         *Optimus SA                                   92,151     315,699
         *Orbis SA                                     58,514     890,677
          PBG SA                                       15,223     941,024
         *Pekaes SA                                    15,818      50,440
         *Petrolinvest SA                              31,269     120,623
         *Pfleiderer Grajewo SA                        55,729     365,341
         *PGE SA                                      698,636   6,305,208
         *Polish Energy Partners SA                    20,416     234,988
          Polnord SA                                   17,218     210,136
         *Polska Grupa Farmaceutyczna SA               16,006     322,831

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
                                                          Shares      Value++
                                                          ------      -----

  POLAND -- (Continued)...............................
    *Polski Koncern Miesny Duda SA....................   373,841 $    214,044
    *Polski Koncern Naftowy Orlen SA..................   643,094   13,404,045
     Polskie Gornictwo Naftowe I Gazownictwo SA....... 1,567,353    2,295,574
     Powszechna Kasa Oszczednosci Bank Polski SA......   407,441    7,011,501
    *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.    75,793      579,034
     Raciborska Fabryka Kotlow SA.....................    72,986      332,666
     Sniezka SA.......................................     9,541      153,855
    *Stalexport SA....................................   209,801       99,624
     Stalprodukt SA...................................     3,892      441,327
    *Stalprofil SA....................................     1,188       11,058
    *Sygnity SA.......................................    34,008      278,807
    *Synthos SA....................................... 1,401,209    2,378,571
     Telekomunikacja Polska SA........................   554,308    3,664,486
    *Trakcja Polska SA................................    25,000       32,942
     TVN SA...........................................   155,325    1,029,245
    *Vistula Group SA.................................    81,530       63,878
     Zaklady Azotowe Pulawy SA........................    14,551      669,793
    *Zaklady Azotowe w Tarnowie-Moscicach SA..........    34,525      493,923
    *Zaklady Chemiczne Police SA......................    51,821      294,968
     Zaklady Tluszcowe Kruszwica SA...................     5,218      157,108
     Zelmer SA........................................    11,142      179,888
                                                                 ------------
  TOTAL POLAND........................................            101,935,049
                                                                 ------------

  RUSSIA -- (3.7%)....................................
    *Evraz Group SA GDR...............................   146,895    4,991,675
    *Federal Hydrogenerating Co. ADR.................. 1,526,944    7,960,482
     Gazprom OAO Sponsored ADR........................ 5,628,350   95,365,320
     Gazpromneft JSC Sponsored ADR....................   197,443    5,008,521
    *Globaltrans Investment P.L.C. Sponsored GDR......    63,984    1,271,544
    *Integra Group Holdings GDR.......................   159,583      567,694
     Lukoil OAO Sponsored ADR.........................   502,859   34,949,662
     Magnitogorsk Iron & Steel Works Sponsored GDR....   168,506    2,125,374
     MMC Norilsk Nickel JSC ADR.......................   479,301   13,267,677
     Novolipetsk Steel OJSC GDR.......................    98,197    3,761,693
     Novorossiysk Sea Trade Port GDR..................    55,535      524,039
    *PIK Group GDR....................................   180,693      782,096
    *Polymetal JSC GDR................................    84,163    1,611,993
     Rosneft Oil Co. GDR..............................   847,028    7,586,152
     Severstal OAO GDR................................   223,480    4,042,567
     Surgutneftegas Sponsonsored ADR..................   647,127    6,919,969
     Tatneft Sponsored ADR............................   111,215    5,023,857
    *TMK OAO GDR......................................    68,486    1,407,865
     Uralkali Sponsored GDR...........................   152,155    6,414,878
     VimpelCom, Ltd. Sponsored ADR....................   471,351    6,867,584
     VTB Bank OJSC GDR................................   714,772    4,640,245
    *X5 Retail Group NV GDR...........................    77,770    2,750,731
                                                                 ------------
  TOTAL RUSSIA........................................            217,841,618
                                                                 ------------

  SOUTH AFRICA -- (7.3%)..............................
     ABSA Group, Ltd..................................   502,633   10,411,030
    *Acucap Properties, Ltd...........................    52,271      290,509
     Adcock Ingram Holdings, Ltd......................   277,589    2,577,784
     Adcorp Holdings, Ltd.............................   146,463      597,688
     Advtech, Ltd.....................................   573,799      489,342
     AECI, Ltd........................................   260,854    3,410,413
     Afgri, Ltd.......................................   762,215      810,148
     African Bank Investments, Ltd.................... 1,324,541    7,732,363
     African Oxygen, Ltd..............................   294,551      829,818
     African Rainbow Minerals, Ltd....................   187,751    6,115,017
     Allied Electronics Corp., Ltd....................   103,490      454,520
     Allied Technologies, Ltd.........................    82,844      808,549

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
                                                         Shares     Value++
                                                         ------     -----

     SOUTH AFRICA -- (Continued).....................
        Anglo American Platinum Corp., Ltd...........    37,617 $ 3,828,266
        AngloGold Ashanti, Ltd.......................     6,997     355,939
       #AngloGold Ashanti, Ltd. Sponsored ADR........   162,547   8,286,646
        ArcelorMittal South Africa, Ltd..............   276,571   3,787,636
        Argent Industrial, Ltd.......................   135,199     174,903
        Aspen Pharmacare Holdings, Ltd...............   330,822   4,083,966
        Assore, Ltd..................................    19,147     623,638
        Astral Foods, Ltd............................    82,268   1,682,810
        Aveng, Ltd...................................   780,699   4,148,433
        AVI, Ltd.....................................   843,330   3,954,533
        Avusa, Ltd...................................   140,014     520,715
        Barloworld, Ltd..............................   469,088   5,302,612
        Basil Read Holdings, Ltd.....................    27,121      53,124
       *Bell Equipment, Ltd..........................   121,325     247,756
        Bidvest Group, Ltd...........................   293,310   6,762,321
        Blue Label Telecoms, Ltd.....................   585,152     547,186
        Brait SA.....................................   106,605     303,650
        Business Connexion Group, Ltd................    56,871      42,434
        Capital Property Fund........................   123,493     154,090
       #Capitec Bank Holdings, Ltd...................    58,728   1,546,773
        Cashbuild, Ltd...............................    34,379     486,465
        Caxton & CTP Publishers & Printers, Ltd......   348,066     754,326
        Ceramic Industries, Ltd......................     9,393     204,525
        Cipla Medpro South Africa, Ltd...............   680,096     711,198
        City Lodge Hotels, Ltd.......................    59,096     621,480
        Clicks Group, Ltd............................   421,281   2,799,015
        Coronation Fund Managers, Ltd................   187,715     542,376
        Data Tec, Ltd................................   419,735   2,356,545
        Datacentrix Holdings, Ltd....................    81,947      51,764
        Delta EMD, Ltd...............................    28,740      33,680
        Discovery Holdings, Ltd......................   492,838   2,843,051
        Distell Group, Ltd...........................    96,572   1,043,448
       *Distribution & Warehousing Network, Ltd......   161,277     172,691
        Dorbyl, Ltd..................................    16,666       7,493
        Durban Roodeport Deep, Ltd...................   897,668     542,141
        ElementOne, Ltd..............................    90,000     161,082
       *EOH Holdings, Ltd............................    51,466     148,272
       *Eqstra Holdings, Ltd.........................   225,026     229,979
       *Evraz Highveld Steel & Vanadium, Ltd.........    32,120     273,450
        Exxaro Resources, Ltd........................   205,983   5,555,324
        Famous Brands, Ltd...........................    63,448     406,650
        FirstRand, Ltd............................... 3,118,752   9,821,731
        Foschini Group, Ltd. (The)...................   352,444   4,864,808
        Gijima Group, Ltd............................ 1,040,416     107,691
        Gold Fields, Ltd.............................    64,532   1,153,942
        Gold Fields, Ltd. Sponsored ADR.............. 1,024,815  18,282,700
        Gold Reef Resorts, Ltd.......................   238,622     592,679
        Grindrod, Ltd................................   858,299   1,912,118
       #Group Five, Ltd..............................   224,291     991,092
       *Growthpoint Properties, Ltd.................. 1,061,525   2,947,055
        Harmony Gold Mining Co., Ltd.................   159,622   2,420,999
        Harmony Gold Mining Co., Ltd. Sponsored ADR..   710,909  11,068,853
        Hudaco Industries, Ltd.......................    67,530     888,256
       *Hulamin, Ltd.................................   176,191     188,479
        Iliad Africa, Ltd............................   267,300     298,265
        Illovo Sugar, Ltd............................   426,538   1,849,043
        Impala Platinum Holdings, Ltd................   449,434  14,055,082
        Imperial Holdings, Ltd.......................   393,125   6,976,911
        Investec, Ltd................................   382,723   3,097,380
        JD Group, Ltd................................   446,058   3,260,586
        JSE, Ltd.....................................   176,712   1,772,443

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
                                                      Shares     Value++
                                                      ------     -----

       SOUTH AFRICA -- (Continued)................
          Kap International Holdings, Ltd.........   308,543 $   117,093
          Kumba Iron Ore, Ltd.....................    49,041   3,588,556
          Lewis Group, Ltd........................   281,198   3,364,901
          Liberty Holdings, Ltd...................   232,650   2,551,224
          Life Healthcare Group Holdings, Ltd.....   210,971     538,161
          Massmart Holdings, Ltd..................   196,552   4,278,431
         *Medi-Clinic Corp., Ltd..................   779,390   3,439,851
          Merafe Resources, Ltd................... 3,359,356     762,353
          Metair Investments, Ltd.................   262,123     557,810
         *Metorex, Ltd............................   574,555     644,993
          MMI Holdings, Ltd....................... 2,004,809   5,200,595
          Mondi, Ltd..............................   341,517   3,286,514
          Mr. Price Group, Ltd....................   311,970   3,196,098
          MTN Group, Ltd.......................... 1,237,163  27,180,020
          Murray & Roberts Holdings, Ltd..........   349,513   1,336,683
         *Mvelaphanda Group, Ltd..................   630,642     307,303
         *Mvelaserve, Ltd.........................   157,875     280,279
          Nampak, Ltd............................. 1,385,311   4,671,744
          Naspers, Ltd. Series N..................   378,717  22,445,136
          Nedbank Group, Ltd......................   354,952   7,908,781
          Network Healthcare Holdings, Ltd........ 1,371,225   2,960,642
         #Northam Platinum, Ltd...................   231,381   1,528,971
          Nu-World Holdings, Ltd..................    23,372      79,681
          Oceana Group, Ltd.......................    75,475     449,088
         *Omnia Holdings, Ltd.....................   121,029   1,376,913
          Palabora Mining Co., Ltd................    46,214   1,025,664
          Peregrine Holdings, Ltd.................   409,587     696,760
          Petmin, Ltd.............................    13,656       6,088
          Pick'n Pay Stores, Ltd..................   226,244   1,463,481
         *Pioneer Foods, Ltd......................    60,870     538,539
          Pretoria Portland Cement Co., Ltd.......   655,777   2,493,646
          PSG Group, Ltd..........................   241,431   1,605,121
          Rainbow Chicken, Ltd....................    66,901     180,961
          Raubex Group, Ltd.......................   199,264     605,495
         *Resilient Property Income Fund, Ltd.....   132,519     628,813
          Reunert, Ltd............................   334,239   3,172,261
          Sanlam, Ltd............................. 3,530,404  15,143,360
          Santam, Ltd.............................    81,470   1,613,324
         *Sappi, Ltd..............................   601,699   3,196,759
         *Sappi, Ltd. Sponsored ADR...............   399,244   2,155,918
          Sasol, Ltd..............................    50,967   2,932,772
          Sasol, Ltd. Sponsored ADR...............   530,207  30,656,569
          SecureData Holdings, Ltd................   201,602      24,567
         *Sentula Mining, Ltd.....................   739,846     326,572
          Shoprite Holdings, Ltd..................   431,604   6,812,096
         *Simmer & Jack Mines, Ltd................ 1,406,964     171,465
          Spar Group, Ltd. (The)..................   225,440   3,344,469
          Spur Corp., Ltd.........................   214,190     441,033
          Standard Bank Group, Ltd................ 1,236,663  19,422,451
          Stefanutti Stocks Holdings, Ltd.........     1,409       2,552
         #Steinhoff International Holdings, Ltd... 2,793,228  10,699,442
          Sun International, Ltd..................   141,845   1,980,893
         *Super Group, Ltd........................ 4,003,322     482,606
          Telkom South Africa, Ltd................   481,156   2,803,891
         #Telkom South Africa, Ltd. Sponsored ADR.    24,334     562,845
          Tiger Brands, Ltd.......................   174,985   5,109,827
          Tongaat-Hulett, Ltd.....................   203,631   2,975,644
         *Trans Hex Group, Ltd....................    55,148      21,074
          Trencor, Ltd............................   259,030   1,373,318
          Truworths International, Ltd............   429,292   4,965,825
          UCS Group, Ltd..........................   175,071      54,610

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
                                                         Shares      Value++
                                                         ------      -----

   SOUTH AFRICA -- (Continued).......................
      Value Group, Ltd...............................    95,008 $     57,113
      Vodacom Group, Ltd.............................   239,680    2,935,561
     *Vukile Property Fund, Ltd......................    39,257       85,036
     *Wesizwe Platinum, Ltd..........................   453,480      156,373
      Wilson Bayly Holme-Ovcon, Ltd..................    78,507    1,355,743
      Woolworths Holdings, Ltd....................... 1,324,745    6,046,288
      Zeder Investments, Ltd.........................    67,494       25,113
                                                                ------------
   TOTAL SOUTH AFRICA................................            429,833,439
                                                                ------------

   SOUTH KOREA -- (13.8%)............................
     #Aekyung Petrochemical Co., Ltd.................     7,810      346,949
     #Amorepacific Corp..............................     3,111    3,135,812
      Amorepacific Group.............................     6,709    1,321,865
     *Artone Paper Manufacturing Co., Ltd............     1,875        3,946
     #Asia Cement Manufacturing Co., Ltd.............     6,186      269,813
      Asia Paper Manufacturing Co., Ltd..............     3,740       33,714
     *Asiana Airlines, Inc...........................   177,100    1,571,847
      AUK Corp.......................................    41,900      176,525
     #*Baiksan Co., Ltd..............................    27,200      122,783
     #Basic House Co., Ltd. (The)....................    23,330      519,114
      Bing Grae Co., Ltd.............................    11,323      677,009
     #*BNG Steel Co., Ltd............................    18,360      367,108
     *Boo Kook Securities Co., Ltd...................     4,620       73,379
      Boryung Pharmaceutical Co., Ltd................     8,847      173,078
     *BS Financial Group, Inc........................   335,290    4,880,814
     #*Bu Kwang Pharmaceutical Co., Ltd..............    28,238      329,846
      BYC Co., Ltd...................................       190       27,665
     *Byuck San Corp.................................     2,700       52,973
     *Byuck San Engineering & Construction Co., Ltd..    10,240       12,837
      Capro Corp.....................................    28,740      869,588
     #*Charm Engineering Co., Ltd....................    47,540      167,098
      Cheil Industrial, Inc..........................    54,880    6,050,831
      Cheil Worldwide, Inc...........................   134,230    1,732,117
     #*Chin Hung International, Inc.................. 1,069,873      212,054
     *Cho Kwang Leather Co., Ltd.....................     6,000       63,546
      Choil Aluminum Manufacturing Co., Ltd..........     3,320       35,430
     #Chong Kun Dang Pharmaceutical Corp.............    19,264      513,209
     #Choongwae Holdings Co., Ltd....................     6,395       12,350
      Chosun Refractories Co., Ltd...................     1,980      116,344
     #CJ CGV Co., Ltd................................    18,250      476,036
      CJ Cheiljedang Corp............................    18,615    4,321,012
     #CJ Corp........................................    35,257    2,662,729
     *CJ E&M Corp....................................    11,693      488,629
     #*CJ Seafood Corp...............................    28,110       66,301
     *CosmoAM&T Co., Ltd.............................    11,200       73,259
     #*Cosmochemical Co., Ltd........................    11,580      156,618
      Crown Confectionery Co., Ltd...................     1,879      246,661
      Dae Dong Industrial Co., Ltd...................    25,530      107,242
      Dae Han Flour Mills Co., Ltd...................     2,124      321,425
      Dae Won Kang Up Co., Ltd.......................    69,330      382,586
     #Daechang Co., Ltd..............................   113,630      227,416
      Daeduck Electronics Co., Ltd...................    63,350      678,112
     #Daeduck Industries Co., Ltd....................    38,280      324,728
      Daegu Bank, Ltd................................   309,247    5,171,939
     *Daegu Department Store Co., Ltd................    11,070      118,345
      Daehan City Gas Co., Ltd.......................     4,970      135,435
     #Daehan Steel Co., Ltd..........................    22,440      197,344
      Daehan Synthetic Fiber Co., Ltd................     1,234       90,751
     #Dae-Il Corp....................................    28,480      248,231
      Daekyo Co., Ltd................................    66,110      352,291
     *Daekyung Machinery & Engineering Co., Ltd......    17,740       49,038

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
                                                            Shares    Value++
                                                            ------    -----

   SOUTH KOREA -- (Continued).............................
     #*Daelim Industrial Co., Ltd.                          57,263 $6,476,661
      Daelim Trading Co., Ltd.                               3,405     13,025
     #Daesang Corp.                                         38,297    318,721
      Daesang Holdings Co., Ltd.                            41,530    126,005
     #Daesung Holdings Co., Ltd.                            19,890    187,757
     #Daesung Industrial Co., Ltd. (6249614)                 1,915    112,668
      Daesung Industrial Co., Ltd. (B445C80)                 2,358     69,020
     #Daewon Pharmaceutical Co., Ltd.                       12,090     81,732
     #*Daewoo Engineering & Construction Co., Ltd.         217,845  2,321,245
     #Daewoo International Corp.                            46,397  1,804,907
     *Daewoo Securities Co., Ltd.                          240,970  5,084,623
     #Daewoo Shipbuilding & Marine Engineering Co., Ltd.   139,430  5,975,703
      Daewoong Co., Ltd.                                     2,750     42,470
     #Daewoong Pharmaceutical Co., Ltd.                      9,126    346,294
      Dahaam E-Tec Co., Ltd.                                 1,420     27,674
     *Daishin Securities Co., Ltd.                          89,540  1,210,510
     *Daiyang Metal Co., Ltd.                                    1          1
     #Daou Technology, Inc.                                 54,250    464,816
      DCM Corp.                                              8,140    105,733
      Digital Power Communications Co., Ltd.                30,360     56,827
      Dong Ah Tire Industrial Co., Ltd.                     13,260    115,573
     #Dong IL Rubber Belt Co., Ltd.                         24,171    131,128
     #Dong Yang Gang Chul Co., Ltd.                         49,510    197,559
     #Dong-A Pharmaceutical Co., Ltd.                       14,563  1,426,797
      Dongaone Co., Ltd.                                    80,300    242,934
      Dongbang Agro Co., Ltd.                                8,450     50,036
      Dongbu Corp.                                          16,950    106,067
     #*Dongbu HiTek Co., Ltd.                               48,248    687,763
      Dongbu Insurance Co., Ltd.                            61,770  2,945,420
     *Dongbu Securities Co., Ltd.                           42,061    252,543
     #Dongbu Steel Co., Ltd.                                43,265    380,890
      Dong-Il Corp.                                          2,283    112,914
     #Dongil Industries Co., Ltd.                            2,602    191,202
      Dongkuk Steel Mill Co., Ltd.                          88,020  3,509,667
      Dongwha Pharm Co., Ltd.                               33,055    160,184
     #Dongwon F&B Co., Ltd.                                  3,000    125,460
     #Dongwon Industries Co., Ltd.                           2,472    466,718
     #*Dongwon Systems Corp.                               139,820    175,843
     #Dongyang Engineering & Construction Corp.              1,620     10,355
     #Dongyang Mechatronics Corp.                           43,499    731,615
     #Doosan Construction & Engineering Co., Ltd.          109,490    524,670
     #Doosan Corp.                                          18,680  2,295,331
     #Doosan Heavy Industries & Construction Co., Ltd.      55,097  3,076,625
     #*Doosan Infracore Co., Ltd.                           76,170  2,111,964
     #*DuzonBIzon Co., Ltd.                                 19,250    190,815
     #E1 Corp.                                               4,869    229,760
     *Eagon Industrial Co., Ltd.                             7,180     42,797
     *Eugene Investment & Securities Co., Ltd.             969,637    574,710
     *F&F Co., Ltd.                                          7,260     56,958
     #*FCB Twelve Co., Ltd.                                  1,602    126,809
     #*Firstech Co., Ltd.                                   58,476    132,350
     #*Foosung Co., Ltd.                                    57,093    442,517
      Fursys, Inc.                                          10,506    265,315
     #Gaon Cable Co., Ltd.                                   3,692     70,128
      GIIR, Inc.                                            13,310    128,077
      Global & Yuasa Battery Co., Ltd.                      13,750    585,571
     *Golden Bridge Investment & Securities Co., Ltd.       54,510    108,693
     *Grand Korea Leisure Co., Ltd.                         22,970    314,134
     #Green Cross Corp.                                      5,600    727,427
      Green Cross Holdings Corp.                             5,614    728,172
     *Green Non-Life Insurance Co., Ltd.                    12,735     50,930

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
                                                                Shares     Value++
                                                                ------     -----

SOUTH KOREA -- (Continued)....................................
   GS Engineering & Construction Corp.                          68,575 $ 8,265,080
   GS Global Corp.                                              16,541     279,888
   GS Holdings Corp.                                            98,806   8,284,005
   Gwangju Shinsegae Co., Ltd.                                   1,256     213,849
  *Hae In Co., Ltd.                                             18,810     123,453
  #Halla Climate Control Corp.                                  70,130   1,436,999
   Halla Engineering & Construction Corp.                       28,324     599,857
  #Han Kuk Carbon Co., Ltd.                                     42,020     281,544
  *Han Yang Securities Co., Ltd.                                15,770     122,331
   Hana Financial Group, Inc.                                  380,692  16,152,278
  #*Hanall Biopharma Co., Ltd.                                  32,300     272,202
   Handok Pharmaceuticals Co., Ltd.                              2,270      27,230
  #Handsome Corp.                                               32,834     689,990
  #Hanil Cement Manufacturing Co., Ltd.                          9,123     440,087
  *Hanil Construction Co., Ltd.                                  3,517      11,959
  #Hanil E-Wha Co., Ltd.                                        45,230     556,690
  #*Hanjin Heavy Industries & Construction Co., Ltd.            74,939   2,730,222
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd.    24,795     301,502
   Hanjin Shipping Co., Ltd.                                    76,474   1,990,116
   #Hanjin Shipping Holdings Co., Ltd.                          23,654     307,475
  #Hanjin Transportation Co., Ltd.                              16,280     399,964
  #*Hankook Cosmetics Co., Ltd.                                 12,893      30,066
   Hankook Cosmetics Manufacturing Co., Ltd.                     3,636      16,122
   Hankook Shell Oil Co., Ltd.                                   1,135     222,394
  #Hankook Tire Manufacturing Co., Ltd.                        105,620   4,242,168
   Hankuk Glass Industries, Inc.                                 3,770     110,754
  #Hankuk Paper Manufacturing Co., Ltd.                          5,240     107,701
  #*Hanmi Pharm Co., Ltd. (6146083)                              3,620     113,906
  #*Hanmi Pharm Co., Ltd. (B613DJ9)                              5,303     378,202
   Hanmi Semiconductor Co., Ltd.                                16,270     137,699
  #Hansae Co., Ltd.                                             12,022      74,716
  *Hansae Yes24 Holdings Co., Ltd.                               4,007      11,387
   Hanshin Construction Co., Ltd.                                4,960      40,347
  #Hansol Chemical Co., Ltd.                                    13,700     258,513
  #Hansol CSN Co., Ltd.                                         60,440      80,861
  *Hansol HomeDeco Co., Ltd.                                    56,180      57,971
  #Hansol LCD, Inc.                                             11,220     489,755
  #Hansol Paper Co., Ltd.                                       75,090     578,342
  #Hanssem Co., Ltd.                                            19,200     246,834
  #Hanwha Chemical Corp.                                       156,002   6,962,165
  *Hanwha Corp.                                                 86,460   3,980,418
  *Hanwha General Insurance Co., Ltd.                           46,514     387,804
  *Hanwha Securities Co., Ltd.                                 114,581     776,294
   Hanwha Timeworld Co., Ltd.                                    4,440      80,723
   Heung-A Shipping Co., Ltd.                                   82,578      84,149
  *Heungkuk Fire & Marine Insurance Co., Ltd.                   21,329     105,859
  #*Hite Brewery Co., Ltd.                                      11,885   1,303,983
  #Hite Holdings Co., Ltd.                                      16,744     248,949
  *HMC Investment Securities Co., Ltd.                          35,160     778,509
  #Honam Petrochemical Corp.                                    21,560   7,633,913
  #Hotel Shilla Co., Ltd.                                       66,230   1,628,512
   HS R&A Co., Ltd.                                              7,800     171,676
  #*Huchems Fine Chemical Corp.                                 29,645     687,106
   Husteel Co., Ltd.                                             8,380     160,678
  *Hwa Sung Industrial Co., Ltd.                                 2,500       7,878
   Hwacheon Machine Tool Co., Ltd.                               2,040     116,387
  #Hwashin Co., Ltd.                                            32,270     562,607
  #Hynix Semiconductor, Inc.                                   404,721  12,797,284
  *Hyosung T & C Co., Ltd.                                      49,992   4,103,362
  *Hyundai Cement Co., Ltd.                                      6,730      40,373
  #Hyundai Corp.                                                 9,130     251,938

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
                                                         Shares     Value++
                                                         ------     -----

     SOUTH KOREA -- (Continued)........................
       #Hyundai Department Store Co., Ltd.               33,046 $ 4,848,403
       #Hyundai Development Co.                         137,179   3,757,276
        Hyundai DSF Co., Ltd.                             9,450     104,191
       #Hyundai Elevator Co., Ltd.                        5,529     534,728
        Hyundai Engineering & Construction Co., Ltd.     61,411   5,158,764
       #Hyundai Engineering Plastics Co., Ltd.           37,930     316,034
       #Hyundai Glovis Co., Ltd.                         10,171   1,453,557
        Hyundai Greenfood Co., Ltd.                     100,140   1,178,495
        Hyundai Heavy Industries Co., Ltd.               18,213   9,109,123
       #Hyundai Hysco                                    60,290   2,459,927
        Hyundai Marine & Fire Insurance Co., Ltd.        84,620   2,226,552
       #Hyundai Merchant Marine Co., Ltd.                75,030   2,291,266
       *Hyundai Mipo Dockyard Co., Ltd.                  23,275   4,133,919
       #Hyundai Mobis                                    38,601  12,947,100
        Hyundai Motor Co., Ltd.                         142,857  32,949,852
       *Hyundai Securities Co.                          293,193   3,719,052
        Hyundai Steel Co.                                87,238  11,113,425
        Il Dong Pharmaceutical Co., Ltd.                  5,094     194,652
       *Il Yang Pharmaceutical Co., Ltd.                 20,152     328,889
       #Iljin Diamond Co., Ltd.                          16,130     148,597
       *Iljin Display Co., Ltd.                          18,630     180,831
       #Iljin Electric Co., Ltd.                         34,344     271,979
        Iljin Holdings Co., Ltd.                         28,743      94,465
       #Ilshin Spinning Co., Ltd.                         1,654     153,279
        Ilsung Pharmaceutical Co., Ltd.                   2,088     156,527
        Incheon City Gas Co., Ltd.                           10         190
        Industrial Bank of Korea, Ltd.                  287,780   5,530,455
        InziControls Co., Ltd.                            4,010      19,679
        IS Dongseo Co., Ltd.                             20,400     499,253
       #ISU Chemical Co., Ltd.                           17,410     385,641
        IsuPetasys Co., Ltd.                             52,650     261,285
        Jahwa Electronics Co., Ltd.                      21,870     108,475
        Jeil Pharmaceutical Co.                          15,510     180,920
       *Jeil Savings Bank                                 3,200      10,837
        Jeonbuk Bank, Ltd.                               85,517     469,157
       *Jinheung Savings Bank                            14,257      33,113
       *Jinro, Ltd.                                      14,090     477,482
       #JW Pharmaceutical Corp.                          11,427     166,143
       #K.C. Tech Co., Ltd.                              37,205     288,683
       #Kangwon Land, Inc.                              127,870   2,907,138
        KB Financial Group, Inc.                         11,530     618,071
       #*KB Financial Group, Inc. ADR                   311,778  16,614,650
       *KC Cottrell Co., Ltd.                             4,950      96,700
        KCC Corp.                                        10,017   3,396,744
       *KCO Energy, Inc.                                     70         327
       #*Keangnam Enterprises, Ltd.                      17,685     190,043
       *KEC Corp.                                        26,663      25,674
       #*KEPCO Engineering & Construction Co., Inc.       8,520     556,235
       #KEPCO Plant Service & Engineering Co., Ltd.      10,130     310,172
        Keyang Electric Machinery Co., Ltd.              34,480      86,123
       #KG Chemical Corp.                                14,330     118,315
        Kia Motors Corp.                                230,180  16,558,829
       *KIC, Ltd.                                        18,990      60,926
       #KISCO Corp.                                       7,298     225,453
       #Kishin Corp.                                     39,050     209,602
        KISWIRE, Ltd.                                    12,270     461,270
       *KIWOOM Securities Co., Ltd.                      24,738   1,479,805
       *KleanNara Co., Ltd.                                 470       2,113
       #*Kolon Engineering & Construction Co., Ltd.      37,690     143,163
        Kolon Industries, Inc. (6496539)                  7,395     198,437
       #Kolon Industries, Inc. (B5TVWD5)                 33,598   2,725,528

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
                                                        Shares     Value++
                                                        ------     -----

      SOUTH KOREA -- (Continued)......................
        *Korea Cast Iron Pipe Co., Ltd.                 21,910 $    83,380
        #*Korea Circuit Co., Ltd.                       25,880     205,949
         Korea Cottrell Co., Ltd.                       37,344     107,013
        *Korea Development Co., Ltd.                    18,560      68,080
        *Korea Development Leasing Corp.                 5,835     100,272
        *Korea Electric Power Corp.                     34,920     836,656
        #*Korea Electric Power Corp. Sponsored ADR     279,940   3,387,274
         Korea Electric Terminal Co., Ltd.               9,440     201,069
         Korea Exchange Bank                           549,679   4,684,629
        *Korea Express Co., Ltd.                        22,962   2,261,167
         #Korea Flange Co., Ltd.                         6,660     128,213
         Korea Gas Corp.                                43,158   1,376,720
        *Korea Investment Holdings Co., Ltd.            95,970   3,768,241
         Korea Iron & Steel Co., Ltd.                    2,565      97,197
        #*Korea Kolmar Co., Ltd.                        30,063     215,923
        #Korea Komho Petrochemical Co., Ltd.            16,670   3,177,144
        #*Korea Line Corp.                              25,859     146,163
        #Korea Petrochemical Industrial Co., Ltd.        4,360     521,598
        *Korea Reinsurance Co., Ltd.                   128,188   1,472,442
        *Korea Savings Bank                              2,438      15,812
        *Korea United Pharm, Inc.                       22,890     149,855
        #Korea Zinc Co., Ltd.                           11,973   4,728,503
        *Korean Air Co., Ltd.                           69,252   4,233,515
         Korean Air Terminal Service Co., Ltd.           3,730     146,291
        #KP Chemical Corp.                              58,180   1,436,017
         KPX Chemical Co., Ltd.                          3,329     180,763
        #*KPX Fine Chemical Co., Ltd.                    3,322     124,472
         KPX Holdings Corp.                              1,163      56,420
         KT Corp.                                       19,320     693,645
        #KT Corp. Sponsored ADR                        140,282   2,847,725
         KT&G Corp.                                    178,181  10,545,910
        *KTB Investement & Securities Co., Ltd.        106,700     408,960
         Kukdo Chemical Co., Ltd.                        6,850     456,203
        #Kumho Electric Co., Ltd.                        7,058     205,569
        #*Kumho Industrial Co., Ltd.                     9,921     109,668
        *Kumho Investment Bank                         106,630      61,879
        #*Kumho Tire Co., Inc.                          20,592     365,649
         Kumkang Industrial Co., Ltd.                    1,800      22,830
         Kunsul Chemical Industrial Co., Ltd.            6,880     101,126
         Kwang Dong Pharmaceutical Co., Ltd.            70,470     206,372
        *Kwang Myung Electric Engineering Co., Ltd.     34,870      66,192
         Kyeryong Construction Industrial Co., Ltd.     10,400     137,122
        *Kyobo Securities Co., Ltd.                     38,710     271,211
        #Kyung Nong Corp.                                9,330      30,529
         Kyungbang Co., Ltd.                             1,108     118,512
         Kyungdong City Gas Co., Ltd.                    4,004     182,733
        #Kyung-In Synthetic Corp.                       46,830     160,579
         Kyungnam Energy Co., Ltd.                       8,290      22,459
         LG Chemical, Ltd.                              28,574  14,196,081
         LG Corp.                                      150,925  13,894,952
         LG Display Co., Ltd.                          119,380   4,282,285
        #LG Display Co., Ltd. ADR                      506,177   9,020,074
        #LG Electronics, Inc.                           90,740   8,735,605
         LG Fashion Corp.                               40,112   1,243,785
        #*LG Hausys, Ltd.                               13,891   1,032,847
        #LG Household & Healthcare Co., Ltd.             8,134   3,271,767
        #LG Innotek Co., Ltd.                           20,464   2,066,982
        #LG International Corp.                         53,868   2,135,515
        #*LG Life Sciences, Ltd.                        17,493     748,218
         LG Uplus Corp.                                522,560   3,174,707
         LIG Insurance Co., Ltd.                        68,590   1,693,687

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
                                                         Shares     Value++
                                                         ------     -----

    SOUTH KOREA -- (Continued).........................
       Livart Furniture Co., Ltd.                        11,590 $    80,494
      #Lotte Chilsung Beverage Co., Ltd.                  1,501   1,606,072
      #Lotte Confectionary Co., Ltd.                      1,695   2,508,901
      #Lotte Midopa Co., Ltd.                            38,480     562,535
      *Lotte Non-Life Insurance Co., Ltd.                25,400     163,666
      #Lotte Sam Kang Co., Ltd.                           1,410     427,709
      #Lotte Shopping Co., Ltd.                          17,834   8,133,401
      *Lotte Tour Development Co., Ltd.                   3,060      53,389
       LS Corp.                                          32,986   3,656,311
      #LS Industrial Systems Co., Ltd.                   16,743   1,244,010
       LS Networks Co., Ltd.                              7,794      41,474
       Macquarie Korea Infrastructure Fund              375,438   1,772,870
      *Meritz Finance Holdings Co., Ltd.                 53,307     259,346
       Meritz Fire Marine Insurance Co., Ltd.           127,351   1,462,690
       Meritz Securities Co., Ltd.                      417,560     366,815
       Mi Chang Oil Industrial Co., Ltd.                  1,303      58,729
      *Mirae Asset Securities Co., Ltd.                  56,031   2,270,527
      *Miwon Chemicals Co., Ltd.                            240      30,346
       Miwon Commercial Co., Ltd.                           447      45,345
      *Miwon Specialty Chemical Co., Ltd.                   371      54,506
       Moorim P&P Co., Ltd.                              16,880     246,510
      #Moorim Paper Co., Ltd.                            20,860     160,978
       Motonic Corp.                                     25,340     236,691
      #Namhae Chemical Corp.                             33,750     445,120
      #*Namkwang Engineering & Construction Co., Ltd.    38,745      57,586
      #*Namsun Aluminum Co., Ltd.                        93,160      80,608
       Namyang Dairy Products Co., Ltd.                     960     722,497
      *Nasan Co., Ltd.                                    8,964       7,667
      #NCsoft Corp.                                      13,742   3,644,290
       Nexen Corp.                                        3,182     241,320
      #Nexen Tire Corp.                                  55,140     917,074
      *NH Investment & Securities Co., Ltd.              55,216     443,932
      *NHN Corp.                                         25,067   4,972,944
      *NICE Holdings Co., Ltd.                            1,434      80,720
       NICE Information Service Co., Ltd.                   191       5,325
      #NK Co., Ltd.                                      28,300     146,934
      #Nong Shim Holdings Co., Ltd.                       3,700     216,526
       NongShim Co., Ltd.                                 7,372   1,715,130
       Noroo Holdings Co., Ltd.                           7,711      43,838
       Noroo Paint Co., Ltd.                              3,854      11,116
       OCI Co., Ltd.                                      9,909   5,927,390
      #*Orientbio, Inc.                                  79,481      60,474
      #ORION Corp.                                        4,559   1,769,464
       Ottogi Corp.                                       2,456     303,802
       Pacific Pharmaceutical Co., Ltd.                     902      20,928
       Paik Kwang Industrial Co., Ltd.                    1,719      77,418
       Pang Rim Co., Ltd.                                 2,820      31,361
      #*PaperCorea, Inc.                                 10,430      65,170
      #Poongsan Corp.                                    40,348   1,537,222
       Poongsan Holdings Corp.                            8,350     278,892
       POSCO                                              5,467   2,399,114
      #POSCO ADR                                        230,201  25,391,170
       POSCO Coated & Color Steel Co., Ltd.               6,940     189,749
       Pulmuone Co., Ltd.                                 2,658      97,681
      *Pum Yang Construction Co., Ltd.                    4,931      13,645
       Pusan City Gas Co., Ltd.                          11,210     201,885
      #*RNL BIO Co., Ltd.                               143,407     429,437
      #S&T Corp.                                          6,838     119,553
      #S&T Daewoo Co., Ltd.                              12,470     363,138
      #S&T Dynamics Co., Ltd.                            49,056     760,432
       S&T Holdings Co., Ltd.                             9,617     127,170

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
                                                          Shares     Value++
                                                          ------     -----

    SOUTH KOREA -- (Continued)..........................
      *S&T Motors Co., Ltd.                               92,850 $    56,312
      #S1 Corp.                                           25,647   1,252,598
      #*Saehan Industries, Inc.                          461,500     589,286
       Saeron Automotive Corp.                            22,010     111,396
      #Sajo Industries Co., Ltd.                           5,440     315,224
      *Sajodaerim Corp.                                    6,550     142,689
      #Sam Jin Pharmaceutical Co., Ltd.                   22,975     207,972
      #Sam Kwang Glass Industrial Co., Ltd.                4,250     283,883
      *Sam Lip General Foods Co., Ltd.                     9,600     112,957
       Sam Yung Trading Co., Ltd.                          4,858      27,755
      #Sambu Construction Co., Ltd.                       10,386     123,568
      #Samchully Co., Ltd.                                 5,515     525,462
      #Samho Development Co., Ltd.                        16,464      37,457
       Samhwa Crown & Closure Co., Ltd.                       38         728
       Samhwa Paints Industrial Co., Ltd.                 10,810      37,878
       Samick Musical Instruments Co., Ltd.               22,800      25,568
      #Samick THK Co., Ltd.                               24,200     201,289
       Samsung Card Co., Ltd.                             43,208   2,146,832
      #Samsung Climate Control Co., Ltd.                   4,190      31,346
       Samsung Corp.                                     200,144  14,498,955
      #Samsung Electro-Mechanics Co., Ltd.                58,922   5,703,687
       Samsung Electronics Co., Ltd.                     110,442  92,250,080
      #Samsung Engineering Co., Ltd.                      26,094   5,803,258
      #Samsung Fine Chemicals Co., Ltd.                   20,904   1,549,771
       Samsung Fire & Marine Insurance, Ltd.              47,807  10,269,465
      #Samsung Heavy Industries Co., Ltd.                141,960   6,435,843
      #Samsung SDI Co., Ltd.                              67,181  12,038,244
      *Samsung Securities Co., Ltd.                       78,678   6,578,495
      #Samsung Techwin Co., Ltd.                          33,623   2,771,236
       Samwha Capacitor Co., Ltd.                         11,760     118,311
       Samwhan Corp.                                      13,890     101,344
      #Samyang Corp.                                      11,785     913,843
       Samyang Foods Co., Ltd.                             8,520     189,536
       Samyang Genex Co., Ltd.                             2,774     163,034
       Samyang Tongsang Co., Ltd.                            720      15,033
      *Samyoung Chemical Co., Ltd.                         4,230     150,782
      #Samyoung Electronics Co., Ltd.                     17,540     196,085
      *SAVEZONE I&C Corp.                                 31,480      69,178
      *SBS Media Holdings Co., Ltd.                       70,130     186,163
      #Seah Besteel Corp.                                 23,610   1,213,480
       SeAH Holdings Corp.                                 1,966     258,881
       SeAH Steel Corp.                                    4,350     371,532
      #Sebang Co., Ltd.                                   18,880     291,138
      #Sejong Industrial Co., Ltd.                        23,440     446,792
       Sempio Foods Co.                                    4,280      68,150
       Seoul City Gas Co., Ltd                             1,161      56,768
      #Seowon Co., Ltd.                                   29,630     103,660
      #*Serim Paper Manufacturing Co., Ltd.               14,157      40,081
      *Seshin Co., Ltd.                                    2,000          56
       Sewon Cellontech Co., Ltd.                         44,114     162,516
      #*SGWICUS Corp.                                    127,060      45,588
       Shell-Line Co., Ltd.                                8,200      35,701
       Shin Won Corp.                                     69,550      85,245
      *Shin Young Securities Co., Ltd.                     9,490     319,291
      #*Shinhan Engineering & Construction Co., Ltd.       4,013      17,945
       Shinhan Financial Group Co., Ltd.                 123,875   6,077,073
       Shinhan Financial Group Co., Ltd. ADR             142,576  13,832,724
       Shinhung Co., Ltd.                                  1,810      16,548
       Shinpoong Pharmaceutical Co., Ltd.                  3,559     136,154
       Shinsegae Co., Ltd.                                38,478   9,694,452
       Shinsegae Engineering & Construction Co., Ltd.      1,750      21,594

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
                                                          Shares     Value++
                                                          ------     -----

   SOUTH KOREA -- (Continued)
      Shinsegae Information & Communication Co., Ltd.      2,129 $   108,472
     #Shinsung Solar Energy Co., Ltd.                     40,665     366,065
     *Shinsung Tongsang Co., Ltd.                        128,050      54,877
     #Silla Trading Co., Ltd.                             17,134     257,505
     #Sindo Ricoh Co., Ltd.                                7,739     381,288
      SJM Co., Ltd.                                        8,135      65,614
      SJM Holdings Co., Ltd.                               8,714      31,548
     #*SK C&C Co., Ltd.                                   14,180   1,458,303
     #SK Chemicals Co., Ltd.                              34,341   2,425,956
     #SK Co., Ltd.                                        49,764   8,943,354
      SK Gas Co., Ltd.                                     5,183     246,022
      SK Innovation Co., Ltd.                             54,933  11,950,118
      SK Networks Co., Ltd.                              207,102   2,295,078
      SK Telecom Co., Ltd.                                 5,176     784,233
     #SK Telecom Co., Ltd. ADR                           135,300   2,567,994
     #SKC Co., Ltd.                                       43,390   2,495,773
     #*SL Corp.                                           15,290     403,477
     #S-Oil Corp.                                         40,765   6,094,855
     #Songwon Industrial Co., Ltd.                        19,940     279,409
     #*Ssangyong Cement Industrial Co., Ltd.              42,667     271,888
      STX Corp.                                           59,853   1,493,541
     #STX Engine Co., Ltd.                                45,710   1,238,291
     #STX Offshore & Shipbuilding Co., Ltd.               94,046   2,776,777
     #STX Pan Ocean Co., Ltd.                            250,510   2,033,189
      Suheung Capsule Co., Ltd.                            4,390      42,251
      Sung Bo Chemicals Co., Ltd.                          1,020      22,170
     #*Sung Jin Geotec Co., Ltd.                          19,890     332,122
     #*Sung Shin Cement Co., Ltd.                         18,990      53,394
     *Sungchang Enterprise Holdings, Ltd.                  6,250      66,249
     *Sunjin Co., Ltd.                                     8,347      82,952
     *Sunjin Holdings Co., Ltd.                            1,421      32,450
     *Sunkyong Securities Co., Ltd.                      529,230   1,049,687
      Tae Kwang Industrial Co., Ltd.                         781   1,107,457
      Tae Kyung Industrial Co., Ltd.                      28,410     119,042
     #Taeyoung Engineering & Construction                 86,410     452,083
     #*Tai Han Electric Wire Co., Ltd.                   201,848     977,492
      Tai Lim Packaging Industries Co., Ltd.              88,560     106,949
     *Teems, Inc.                                            913      22,492
      Telcoware Co., Ltd.                                  2,000      13,934
     *Tong Yang Life Insurance                            75,950     908,029
     *Tong Yang Major Corp.                              239,368     420,804
     #*Tong Yang Moolsan Co., Ltd.                         8,490     145,076
     *Tong Yang Securities, Inc.                         176,863   1,302,280
     #TS Corp.                                             3,625     148,836
      Unid Co., Ltd.                                       5,868     398,195
      Union Steel Manufacturing Co., Ltd.                  9,090     213,779
     #*VGX International, Inc.                            25,645      29,293
     *Visang Education, Inc.                               4,530      40,157
     *Whanin Pharmaceutical Co., Ltd.                     20,370     132,176
     #Woongjin Coway Co., Ltd.                            58,970   1,970,763
     #*Woongjin Holdings Co., Ltd.                        79,360     668,139
     #Woongjin Thinkbig Co., Ltd.                         32,328     521,019
      Woori Finance Holdings Co., Ltd.                   487,940   6,667,835
     #Woori Finance Holdings Co., Ltd. ADR                 1,304      52,851
      Woori Financial Co., Ltd.                           16,520     273,142
     *Woori Investment & Securities Co., Ltd.            212,214   4,260,174
      YESCO Co., Ltd.                                      4,450     100,959
      Yoosung Enterprise Co., Ltd.                         9,651      24,885
     #Youlchon Chemical Co., Ltd.                         25,230     208,560
      Young Poong Corp.                                    2,076   1,799,715
      Youngone Corp. (6150493)                            16,060     549,748

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
                                                        Shares      Value++
                                                        ------      -----

    SOUTH KOREA -- (Continued)......................
       Youngone Corp. (B622C10).....................    45,120 $    474,125
       Yuhan Corp...................................    15,595    2,087,849
      *Yuhwa Securities Co., Ltd....................     4,570       63,349
      #*Yungjin Pharm Co., Ltd......................    95,813       88,830
                                                               ------------
    TOTAL SOUTH KOREA...............................            811,565,149
                                                               ------------

    TAIWAN -- (11.6%)...............................
      *A.G.V. Products Corp.........................   878,881      424,112
       Ability Enterprise Co., Ltd..................   655,893      988,622
      *Abocom Systems, Inc..........................    70,154       25,406
       Acbel Polytech, Inc..........................   620,468      474,723
       Accton Technology Corp.......................   921,000      609,053
       Ace Pillar Co., Ltd..........................    74,000      189,457
      #Acer, Inc.................................... 3,557,491    6,673,927
      *Action Electronics Co., Ltd..................   442,000      153,340
      #Adlink Technology, Inc.......................   122,000      248,461
       Advanced Semiconductor Engineering, Inc...... 2,858,014    3,347,385
      #Advanced Semiconductor Engineering, Inc. ADR.   529,643    3,124,894
       Advancetek Enterprise Co., Ltd...............   223,000      193,276
       Advantech Co., Ltd...........................   252,219      836,786
      *Aiptek International, Inc....................    89,000       52,155
      *ALI Corp.....................................   460,000      642,266
       Allis Electric Co., Ltd......................   329,000      128,919
       Alpha Networks, Inc..........................   506,000      404,529
       Altek Corp...................................   724,667    1,006,010
      #Ambassador Hotel (The).......................   538,000      892,333
      *Ampoc Far East Co., Ltd......................   168,567      123,220
       Amtran Technology Co., Ltd................... 1,820,371    1,619,182
      *APCB, Inc....................................   231,000      231,626
       Apex Biotechnology Corp......................   130,435      323,824
      *Apex Medical Corp............................    87,149      127,922
       Apex Science & Engineering Corp..............   240,240       97,446
      *Arima Communications Corp....................   637,383      309,893
      *Arima Optoelectronics Corp...................   452,890      193,434
       Asia Cement Corp............................. 3,683,494    4,938,633
       Asia Chemical Corp...........................   366,000      243,899
      #*Asia Optical Co, Inc........................   464,000      894,454
       Asia Polymer Corp............................   385,200      692,920
       Asia Vital Components Co., Ltd...............   483,191      539,264
      #ASROCK, Inc..................................    77,000      293,443
      #Asustek Computer, Inc........................   801,329    7,234,108
       Aten International Co., Ltd..................   137,715      267,196
      *AU Optronics Corp............................ 1,510,497    1,217,579
      *AU Optronics Corp. Sponsored ADR.............   809,700    6,558,570
       Audix Corp...................................   216,969      277,193
      #Aurora Corp..................................   198,226      368,408
       Aurora Systems Corp..........................   191,072      201,330
      *AV Tech Corp.................................    81,000      277,606
      #Avermedia Technologies, Inc..................   459,037      598,605
       Avision, Inc.................................   367,263      266,981
       Awea Mechantronic Co., Ltd...................   131,214      161,677
      *Bank of Kaohsiung............................   638,600      312,375
      *Basso Industry Corp., Ltd....................   290,427      255,579
      #BES Engineering Corp......................... 3,211,050    1,099,573
       Biostar Microtech International Corp.........   276,712      164,984
       Bright Led Electronics Corp..................   242,180      266,961
       C Sun Manufacturing, Ltd.....................   237,740      221,607
       Cameo Communications, Inc....................   384,600      173,805
       Capital Securities Corp...................... 3,066,552    1,495,642
      *Career Technology (MFG) Co., Ltd.............   426,000      901,910
      *Carnival Industrial Corp.....................   639,000      226,927

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    TAIWAN -- (Continued)............................
      #Catcher Technology Co., Ltd...................    866,872 $ 5,455,770
       Cathay Chemical Works, Inc....................     35,000      17,112
       Cathay Financial Holdings Co., Ltd............  4,402,930   7,361,570
       Cathay Real Estate Development Co., Ltd.......  1,774,000     919,836
       Central Reinsurance Co., Ltd..................    376,897     233,691
       Chain Qui Development Co., Ltd................    227,464     193,222
      #Champion Building Materials Co., Ltd..........    637,390     548,630
       Chang Hwa Commercial Bank.....................  8,385,000   7,328,401
      *Chang Wah Electromaterials, Inc...............     41,000     188,674
      *Chang-Ho Fibre Corp...........................     49,000      23,816
       Charoen Pokphand Enterprises Co., Ltd.........    386,000     261,869
       Cheng Loong Corp..............................  2,051,000   1,015,073
       Cheng Shin Rubber Industry Co., Ltd...........    788,996   1,994,476
      #Cheng Uei Precision Industry Co., Ltd.........    865,729   1,741,277
       Chenming Mold Industrial Corp.................    222,708     440,345
       Chia Hsin Cement Corp.........................    942,489     593,516
      *Chia Ta World Co., Ltd........................     87,200      50,047
      #Chicony Electronics Co., Ltd..................    639,192   1,260,953
       Chien Kuo Construction Co., Ltd...............    479,680     276,558
      *Chien Shing Stainless Steel Co., Ltd..........    427,000     103,539
       Chilisin Electronics Corp.....................    232,784     226,136
      #*Chimei Innolux Corp..........................  7,799,545   8,028,508
      *China Airlines, Ltd...........................  3,982,151   2,549,173
       China Chemical & Pharmaceutical Co............    552,000     517,409
       China Development Financial Holding Corp...... 15,870,727   6,659,170
      *China Ecotek Corp.............................     96,000     227,491
       China Electric Manufacturing Co., Ltd.........    554,220     489,563
       China General Plastics Corp...................    673,000     356,355
      #China Glaze Co., Ltd..........................    243,162     211,249
       China Hi-Ment Corp............................    124,135     187,389
       China Life Insurance Co., Ltd.................  2,082,508   2,438,905
      *China Man-Made Fiber Co., Ltd.................  2,517,662   1,176,756
       China Metal Products Co., Ltd.................    543,226     572,008
       China Motor Co., Ltd..........................  1,480,716   1,403,890
      *China Petrochemical Development Corp..........  3,267,640   4,077,795
       China Steel Chemical Corp.....................    141,998     874,786
       China Steel Corp.............................. 10,632,366  13,166,374
       China Steel Structure Co., Ltd................    317,000     334,346
       China Synthetic Rubber Corp...................  1,108,818   1,188,404
      *China United Trust & Investment Corp..........     50,053          --
      *China Wire & Cable Co., Ltd...................    550,000     223,237
       Chinatrust Financial Holdings Co., Ltd........ 11,419,223  10,491,320
      #Chinese Maritime Transport, Ltd...............    166,460     348,452
      *Ching Feng Home Fashions Industries Co., Ltd..    142,657      38,520
       Chin-Poon Industrial Co., Ltd.................    751,617     624,132
      *Chipbond Technology Corp......................    204,221     308,810
      #Chong Hong Construction Co....................    269,860     653,961
      *Chroma Ate, Inc...............................    448,755   1,482,026
      *Chun Yu Works & Co., Ltd......................    358,000     121,125
       Chun Yuan Steel Industrial Co., Ltd...........    777,177     425,438
       Chung Hsin Electric & Machinery Co., Ltd......    745,000     468,987
      *Chung Hung Steel Corp.........................  1,921,660   1,146,750
      *Chung Hwa Pulp Corp...........................  1,051,000     610,265
      #Chunghwa Telecom Co., Ltd. ADR................    264,567   8,347,089
      #*Chungwa Picture Tubes Co., Ltd...............  9,736,759   1,309,597
      *Chuwa Wool Industry Co., Ltd..................    144,000     202,626
      *Chyang Sheng Dyeing & Finishing Co., Ltd......    209,000      81,749
       Clevo Co., Ltd................................    474,685   1,088,039
      *CMC Magnetics Corp............................  6,499,210   1,583,208
       Collins Co., Ltd..............................    292,600     142,885
      #*Compal Communications, Inc...................    589,744     504,146

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  TAIWAN -- (Continued).................................
    #Compal Electronics, Inc............................ 7,007,157 $7,958,903
    *Compeq Manufacturing Co., Ltd...................... 2,272,000  1,318,289
    *Continental Holdings Corp.......................... 1,189,667    546,309
    *Cosmo Electronics Corp.............................   120,245    121,745
    *Cosmos Bank Taiwan.................................   106,570     30,056
     Coxon Precise Industrial Co., Ltd..................   193,000    394,513
     CSBC Corp. Taiwan..................................   765,000    750,580
     CTCI Corp..........................................   918,896  1,162,974
     CviLux Corp........................................    88,600    140,614
    #*Cyberlink Corp....................................   172,691    493,463
     Cybertan Technology, Inc...........................   480,873    487,660
     DA CIN Construction Co., Ltd.......................   353,809    237,333
     Darfon Electronics Corp............................   473,700    605,006
    *Davicom Semiconductor, Inc.........................   134,702    147,963
    *De Licacy Industries Co., Ltd......................   139,000     50,355
     Delpha Construction Co., Ltd.......................   379,084    205,438
    #Delta Electronics, Inc.............................   877,163  3,926,474
     Depo Auto Parts Industrial Co., Ltd................   198,634    500,280
     Diamond Flower Electric Instrument Co., Ltd........   143,571    145,573
     D-Link Corp........................................ 1,409,924  1,345,861
     Dynamic Electronics Co., Ltd.......................   406,000    270,551
     E.Sun Financial Holding Co., Ltd................... 7,077,457  5,022,011
    *Eastern Media International Corp................... 1,590,360    385,831
     Eclat Textile Co., Ltd.............................   225,419    348,984
     Edom Technology Co., Ltd...........................   215,600    105,128
    *Elan Microelectronics Corp.........................   387,323    500,559
    *E-Lead Electronic Co., Ltd.........................    38,846     40,349
     E-LIFE MALL Corp., Ltd.............................   100,000    173,549
    #Elite Advanced Laser Corp..........................    98,000    318,192
     Elite Material Co., Ltd............................   433,806    447,947
    *Elite Semiconductor Memory Technology, Inc.........   480,390    739,634
     Elitegroup Computer Systems Co., Ltd............... 1,482,334    516,037
    *EnTie Commercial Bank..............................   948,166    536,113
    #Epistar Corp....................................... 1,034,413  3,439,079
     Eternal Chemical Co., Ltd.......................... 1,409,725  1,694,885
    *Eva Airways Corp................................... 2,547,920  2,349,207
    *Everest Textile Co., Ltd...........................   714,064    207,402
     Everfocus Electronics Corp.........................   126,000     70,864
     Evergreen International Storage & Transport Corp... 1,200,000  1,062,393
    *Evergreen Marine Corp., Ltd........................ 2,635,170  2,442,316
    #Everlight Chemical Industrial Corp.................   597,000    595,885
    #Everlight Electronics Co., Ltd.....................   473,570  1,355,794
    *Everspring Industry Co., Ltd.......................   310,000     98,644
    *Excel Cell Electronics Co., Ltd....................   146,000     90,906
    #Excelsior Medical Co., Ltd.........................   133,408    450,516
    #Far Eastern Department Stores Co., Ltd............. 1,358,915  2,405,728
    #Far Eastern International Bank..................... 2,947,126  1,417,786
    #Far Eastern New Century Corp....................... 2,788,130  4,389,464
     Far EasTone Telecommunications Co., Ltd............ 1,958,000  2,970,609
     Faraday Technology Corp............................   279,000    415,087
    #*Farglory F T Z Investment Holding Co., Ltd........   188,000    217,791
    #Farglory Land Development Co., Ltd.................   458,771  1,048,369
    *Favite, Inc........................................   121,000    139,759
     Federal Corp.......................................   691,180    470,087
     Feng Hsin Iron & Steel Co., Ltd....................   842,131  1,539,147
     Feng Tay Enterprise Co., Ltd.......................   452,896    498,136
     First Copper Technology Co., Ltd...................   522,000    260,589
     First Financial Holding Co., Ltd................... 6,823,265  6,330,700
     First Hotel........................................   283,070    288,399
    #First Insurance Co., Ltd...........................   428,640    298,214
     First Steamship Co., Ltd...........................   180,832    439,010

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    TAIWAN -- (Continued)............................
      #*FLEXium Interconnect, Inc....................    156,277 $   364,026
       Flytech Technology Co., Ltd...................     85,995     255,547
      *Forhouse Corp.................................    977,304     917,599
      *Formosa Advanced Technologies Co., Ltd........    250,000     321,973
       Formosa Chemicals & Fiber Co., Ltd............  2,537,134  10,259,848
      #*Formosa Epitaxy, Inc.........................    577,797     662,003
       Formosa International Hotels Corp.............     38,701     721,353
      #*Formosa Oilseed Processing Co., Ltd..........    287,427     154,511
       Formosa Petrochemical Corp....................    558,000   1,962,879
       Formosa Plastics Corp.........................  2,907,279  11,905,721
       Formosa Taffeta Co., Ltd......................  1,646,460   1,785,535
      #Formosan Rubber Group, Inc....................    922,000     938,304
      *Formosan Union Chemical Corp..................    479,656     310,905
      *Fortune Electric Co., Ltd.....................    227,304     192,584
      *Founding Construction & Development Co., Ltd..    291,535     233,814
      #Foxconn Technology Co., Ltd...................    521,889   2,502,381
      *Froch Enterprise Co., Ltd.....................    405,000     250,418
      *FU I Industrial Co., Ltd......................    193,000      62,049
       Fubon Financial Holding Co., Ltd..............  5,385,892   7,911,707
       Fullerton Technology Co., Ltd.................    179,700     253,109
       Fwusow Industry Co., Ltd......................    381,394     220,970
       G Shank Enterprise Co., Ltd...................    386,445     297,479
       Gamma Optical Co., Ltd........................    187,900     113,993
       Gem Terminal Industries Co., Ltd..............    218,938     150,037
      #*Gemtek Technology Corp.......................    575,952     741,051
       General Plastic Industrial Co., Ltd...........    122,400     151,883
      #*Genesis Photonics, Inc.......................    177,284     588,690
      #*Genius Electronic Optical Co., Ltd...........     58,417     576,673
       GeoVision, Inc................................     40,000     178,896
       Getac Technology Corp.........................    710,281     361,397
       Giant Manufacture Co., Ltd....................    203,363     813,569
      *Giantplus Technology Co., Ltd.................    445,000     303,166
       Giga Solution Tech Co., Ltd...................    145,000     106,641
      #Giga Storage Corp.............................    299,662     487,511
      #Giga-Byte Technology Co., Ltd.................  1,286,750   1,338,823
      #Gintech Energy Corp...........................    532,799   1,518,295
      *Global Brands Manufacture, Ltd................    347,000     217,674
       Global Mixed Mode Technology, Inc.............     88,000     361,762
       Global Unichip Corp...........................     99,000     313,533
       Globe Union Industrial Corp...................    367,019     409,509
      *Gold Circuit Electronics, Ltd.................    947,747     419,317
       Goldsun Development & Construction Co., Ltd...  3,017,260   1,530,527
       Good Will Instrument Co., Ltd.................    117,507      98,536
      *Gordon Auto Body Parts Co., Ltd...............    110,932      35,979
       Grand Pacific Petrochemical Corp..............  1,890,000   1,294,964
       Grape King, Inc...............................    143,000     228,918
       Great China Metal Industry Co., Ltd...........    386,000     486,022
      *Great Taipei Gas Co., Ltd.....................    572,000     366,644
       Great Wall Enterprise Co. Ltd.................    772,156     960,314
      *Greatek Co., Ltd..............................  1,274,425   1,171,792
      #Green Energy Technology, Inc..................    195,798     801,959
      *GTM Corp......................................    314,000     226,224
       Hannstar Board Corp...........................    475,795     287,934
      *HannStar Display Corp......................... 11,784,262   2,077,901
      #*HannStar Touch Solution, Inc.................  1,072,262     976,115
      *Harvatek Corp.................................    282,251     315,405
       Hey Song Corp.................................  1,092,000   1,000,603
       Highwealth Construction Corp..................    608,603   1,352,863
      *Hiti Digital, Inc.............................     99,000     100,811
       Hitron Technologies, Inc......................    240,300     185,432
      *Hiwin Technologies Corp.......................     16,000     159,766
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   TAIWAN -- (Continued)...............................
     *Ho Tung Holding Corp............................. 1,147,202 $   807,140
     *Hocheng Corp.....................................   563,300     230,603
     *Hold-Key Electric Wire & Cable Co., Ltd..........   321,860     217,330
      Holiday Entertainment Co., Ltd...................   166,400     189,183
      Holtek Semiconductor, Inc........................   219,000     320,965
      Holy Stone Enterprise Co., Ltd...................   574,175     715,056
      Hon Hai Precision Industry Co., Ltd.............. 5,597,352  21,256,074
     *Hong Ho Precision Textile Co., Ltd...............    30,000      19,322
      Hong Tai Electric Industrial Co., Ltd............   511,000     245,057
     *Hong Yi Fiber Industry Co., Ltd..................   167,000      90,655
     *Hota Industrial Manufacturing Co., Ltd...........   215,000     112,945
      Hotai Motor Co., Ltd.............................   407,000   1,275,906
      Hsin Kuang Steel Co., Ltd........................   482,783     546,466
      Hsing Ta Cement Co., Ltd.........................   296,000     110,129
      HTC Corp.........................................   340,780  15,511,175
      Hua Eng Wire & Cable Co., Ltd.................... 1,051,000     415,529
      Hua Nan Financial Holding Co., Ltd............... 5,898,209   4,723,036
      Huaku Development Co., Ltd.......................   365,056   1,073,319
      Huang Hsiang Construction Co.....................   228,735     626,278
      Hung Ching Development & Construction Co., Ltd...   227,000     139,956
     #Hung Poo Construction Corp.......................   428,537     514,779
      Hung Sheng Construction Co., Ltd................. 1,110,900     657,160
     *Hwa Fong Rubber Co., Ltd.........................   539,000     181,809
      Ichia Technologies, Inc..........................   616,255     384,919
     *I-Chiun Precision Industry Co., Ltd..............   359,211     350,382
     #ICP Electronics, Inc.............................   268,000     535,547
      Infortrend Technology, Inc.......................   375,866     486,540
     *Inotera Memories, Inc............................ 4,091,528   2,057,544
     #Inventec Appliances Corp.........................   366,000     295,601
      Inventec Co., Ltd................................ 4,195,962   2,259,299
     *I-Sheng Electric Wire & Cable Co., Ltd...........   227,000     349,909
     #*ITE Technology, Inc.............................   344,314     508,890
     *ITEQ Corp........................................   418,701     690,723
     *Jean Co., Ltd....................................   186,304      81,917
     #*Jenn Feng New Energy Co., Ltd...................   133,000     214,937
      Jess-Link Products Co., Ltd......................   169,600     349,714
     *Johnson Health Tech Co., Ltd.....................   164,085     326,516
     *Jui Li Enterprise Co., Ltd.......................   175,100      58,518
      K Laser Technology, Inc..........................   217,459     124,941
      Kang Na Hsiung Enterprise Co., Ltd...............   295,150     196,393
     *Kao Hsing Chang Iron & Steel Corp................   545,000     125,157
     #Kaulin Manufacturing Co., Ltd....................   244,684     327,617
      Kee Tai Properties Co., Ltd......................   664,805     401,161
      Kenda Rubber Industrial Co., Ltd.................   901,024   1,084,130
      Kian Shen Corp...................................    89,151     172,194
      King Core Electronics, Inc.......................    76,760      74,747
     #*King Slide Works Co., Ltd.......................    51,450     266,273
     *King Yuan Electronics Co., Ltd................... 2,799,032   1,575,172
      Kingdom Construction Co., Ltd....................   651,000     514,542
     #*King's Town Bank................................ 1,937,653   1,252,908
      King's Town Construction Co., Ltd................   385,652     400,215
      Kinik Co.........................................   144,000     355,390
     *Kinko Optical Co., Ltd...........................   225,772     318,699
     *Kinpo Electronics, Inc........................... 2,800,892     916,056
     #Kinsus Interconnect Technology Corp..............   501,476   1,751,995
     #*Knowledge-Yield-Excellence Systems Corp.........   463,736     383,144
     *KS Terminals, Inc................................   201,195     201,960
     *Kung Long Batteries Industrial Co., Ltd..........    68,000     137,044
     *Kuoyang Construction Co., Ltd....................   730,000     578,517
     *Kwong Fong Industries Corp.......................   707,000     305,672
      L&K Engineering Co., Ltd.........................   272,000     333,898

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    TAIWAN -- (Continued)............................
      *Lan Fa Textile Co., Ltd.......................   397,604 $   238,103
      #Largan Precision Co., Ltd.....................    68,234   2,168,969
      #LCY Chemical Corp.............................   671,211   1,988,171
      *Lead Data Co., Ltd............................   315,000      43,453
      *Leader Electronics, Inc.......................   225,886     129,987
      *Leadtek Research, Inc.........................    66,000      20,137
       Leadtrend Technology Corp.....................    43,199     152,540
       Lealea Enterprise Co., Ltd.................... 1,186,908     691,945
       Ledtech Electronics Corp......................   150,820     130,069
       Lee Chi Enterprises Co., Ltd..................   375,000     184,231
      *Lelon Electronics Corp........................   211,000     163,996
      *Leofoo Development Co., Ltd...................   446,000     303,518
      #Les Enphants Co., Ltd.........................   178,022     284,942
      *Li Peng Enterprise Co., Ltd...................   846,920     441,099
       Lian Hwa Foods Corp...........................   147,000     145,415
       Lien Chang Electronic Enterprise Co., Ltd.....    72,760      35,804
       Lien Hwa Industrial Corp...................... 1,135,407     871,997
      #Lingsen Precision Industries, Ltd.............   676,490     567,198
      *LITE-ON IT Corp...............................   958,277   1,040,362
      *Lite-On Semiconductor Corp....................   549,000     337,968
       Lite-On Technology Corp....................... 4,343,238   5,507,304
       Long Bon International Co., Ltd...............   726,875     285,743
       Long Chen Paper Co., Ltd......................   849,838     347,875
      #Lotes Co., Ltd................................    72,920     317,590
       Lucky Cement Corp.............................   311,000      82,228
      *Lumax International Corp., Ltd................   111,550     254,995
      #Macronix International Co., Ltd............... 7,141,677   4,695,334
       Makalot Industrial Co., Ltd...................   163,430     401,389
       Marketech International Corp..................   248,000     172,835
       Masterlink Securities Corp.................... 2,337,000   1,046,671
      *Maxtek Technology Co., Ltd....................   125,000     148,581
       Mayer Steel Pipe Corp.........................   340,653     258,558
       Maywufa Co., Ltd..............................   178,462     103,762
      #Media Tek, Inc................................   458,352   5,075,278
       Mega Financial Holding Co., Ltd............... 8,398,691   7,337,829
       Meiloon Co., Ltd..............................   373,045     208,157
       Mercuries & Associates, Ltd...................   582,372     475,084
      *Mercuries Data Systems, Ltd...................   281,000     160,248
      *Merida Industry Co., Ltd......................   262,750     501,797
      #Merry Electronics Co., Ltd....................   292,920     469,760
      *Microelectronics Technology, Inc..............   826,503     422,335
       Micro-Star International Co., Ltd............. 2,289,465   1,192,602
      *Min Aik Technology Co., Ltd...................   174,562     494,701
       Mirle Automation Corp.........................   258,553     310,491
      #Mitac International Corp...................... 2,756,135   1,166,568
       Mobiletron Electronics Co., Ltd...............   129,000     108,313
      *Mosel Vitelic, Inc............................ 1,376,601     642,370
      *Mospec Seminconductor Corp....................   176,000     100,332
       Nak Sealing Technologies Corp.................   110,549     206,344
      #*Namchow Chemical Industrial Co., Ltd.........   240,000     336,292
       Nan Ya Plastic Corp........................... 4,201,103  12,904,046
      #Nan Ya Printed Circuit Board Corp.............   383,700   1,255,792
      #*Nankang Rubber Tire Co., Ltd.................   812,166   1,289,901
      #Nantex Industry Co., Ltd......................   411,111     407,239
      #*Nanya Technology Corp........................ 2,388,570   1,213,451
       National Petroleum Co., Ltd...................   284,000     395,896
      *New Asia Construction & Development Co., Ltd..   330,000     140,744
      *Nichidenbo Corp...............................   116,000     140,593
       Nien Hsing Textile Co., Ltd...................   770,092     646,340
       Novatek Microelectronics Corp.................   507,000   1,553,988
      *Ocean Plastics Co., Ltd.......................   305,000     228,337

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       TAIWAN -- (Continued).......................
         *Optimax Technology Corp..................   204,366 $   25,171
         *Opto Tech Corp........................... 1,125,713    774,523
         *Orient Semiconductor Electronics, Ltd....   910,000    235,337
         #Oriental Union Chemical Corp.............   952,290  1,399,793
         #Orise Technology Co., Ltd................    68,000    154,461
         *Pacific Construction Co., Ltd............   332,000     57,846
         #*Pan Jit International, Inc..............   580,860    748,035
         *Pan-International Industrial Corp........   745,432    948,373
         #*Paragon Technologies Co., Ltd...........   151,648    268,843
         #PC Home Online...........................    47,875    309,827
         #*Pegatron Corp........................... 1,755,293  1,857,184
          Phihong Technology Co., Ltd..............   515,048    996,901
         *Phytohealth Corp.........................   151,000    274,898
         #*Pihsiang Machinery Mfg. Co., Ltd........   179,000    312,841
          Plotech Co., Ltd.........................   190,000    138,711
          Polaris Securities Co., Ltd.............. 5,004,000  3,604,804
          Polytronics Technology Corp..............    82,408    197,388
          Pou Chen Corp............................ 4,615,005  4,360,346
         *Power Quotient International Co., Ltd....   452,000    243,313
         #*Powercom Co., Ltd.......................   178,000    345,094
         #Powertech Industrial Co., Ltd............   133,000    219,396
          Powertech Technology, Inc................   681,164  2,477,957
         #*Precision Silicon Corp..................    97,000    115,512
         #President Chain Store Corp...............   395,728  2,172,427
          President Securities Corp................ 1,804,787  1,200,244
         #Prince Housing & Development Corp........ 1,671,014  1,233,320
         *Prodisc Technology, Inc..................   603,000      5,489
          Promate Electronic Co., Ltd..............   271,000    218,367
          Promise Technology, Inc..................   177,538    145,069
         *Protop Technology Co., Ltd...............   148,000      1,085
         *Qisda Corp............................... 3,710,182  2,115,267
         #Quanta Computer, Inc..................... 3,192,436  6,300,974
         *Quintain Steel Co., Ltd..................   475,250    189,929
          Radiant Opto-Electronics Corp............   864,070  2,617,787
          Radium Life Tech Corp.................... 1,036,545  1,316,479
          Ralec Electronic Corp....................    86,914    191,235
          Ralink Technology Corp...................    86,700    277,058
         #*Realtek Semiconductor Corp..............   912,012  1,816,950
         *Rechi Precision Co., Ltd.................   440,000    345,482
         *Rexon Industrial Corp., Ltd..............   207,000     58,019
         #Richtek Technology Corp..................   131,175    878,533
         #*Ritek Corp.............................. 6,391,268  1,823,566
          Roundtop Machinery Industries Co., Ltd...    50,000     40,300
          Ruentex Development Co., Ltd.............   629,000  1,049,181
          Ruentex Industries, Ltd..................   504,000  1,424,942
         *Sampo Corp............................... 1,184,119    496,717
         *San Fang Chemical Industry Co., Ltd......   259,202    329,504
         *Sanyang Industrial Co., Ltd.............. 1,465,927    846,180
          Sanyo Electric Taiwan Co., Ltd...........   246,000    282,074
         *SCI Pharmtech, Inc.......................    40,000     93,435
          SDI Corp.................................   231,000    290,876
          Senao International Co., Ltd.............    96,547    317,203
         *Sercomm Corp.............................   217,000    282,478
         *Shan-Loong Transportation Co., Ltd.......   111,247     74,316
          Sheng Yu Steel Co., Ltd..................   231,000    170,645
         *ShenMao Technology, Inc..................   143,000    256,739
         *Shih Wei Navigation Co., Ltd.............   331,399    450,502
          Shihlin Electric & Engineering Corp......   796,787  1,002,898
         #*Shihlin Paper Corp......................   187,000    407,681
          Shin Hai Gas Corp........................     5,250      6,085
         *Shin Kong Financial Holding Co., Ltd..... 9,833,358  4,317,312

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
                                                             Shares    Value++
                                                             ------    -----

  TAIWAN -- (Continued).................................
     Shin Shin Co., Ltd.................................     77,000 $   69,310
     Shin Shin Natural Gas Co., Ltd.....................      8,480      8,162
    #*Shin Zu Shing Co., Ltd............................    274,245    668,069
    *Shining Building Business Co., Ltd.................    264,400    350,722
     Shinkong Insurance Co., Ltd........................    379,784    318,699
     Shinkong Synthetic Fibers Co., Ltd.................  3,308,048  1,534,103
    *Shuttle, Inc.......................................    400,000    232,500
     Sigurd Microelectronics Corp.......................    707,877    668,893
     Silicon Integrated Systems Corp....................  1,371,233    774,685
    #Siliconware Precision Industries Co................  3,346,492  4,487,615
    #Siliconware Precision Industries Co. Sponsored ADR.    172,738  1,171,164
     Silitech Technology Corp...........................    116,000    293,500
     Sinbon Electronics Co., Ltd........................    346,000    285,677
     Sincere Navigation Corp............................    703,370    810,125
     Sinkang Industries, Ltd............................    172,652    107,738
     Sinkong Textile Co., Ltd...........................    416,169    579,945
     Sinon Corp.........................................    738,740    358,571
     SinoPac Holdings Co., Ltd.......................... 11,373,000  5,404,307
     Sinphar Pharmaceutical Co., Ltd....................    169,147    202,045
    #Sinyi Realty Co., Ltd..............................    134,977    280,835
    *Sitronix Technology Corp...........................    220,773    403,345
    *Siward Crystal Technology Co., Ltd.................    235,705    135,599
    *Solomon Technology Corp............................    261,612    120,322
    *Solytech Enterprise Corp...........................    274,676    164,590
     Sonix Technology Co., Ltd..........................    229,000    460,832
     South East Soda Manufacturing Co., Ltd.............    265,250    334,836
     Southeast Cement Co., Ltd..........................    455,000    203,274
     SPI Electronic Co., Ltd............................    335,648    370,572
     Spirox Corp........................................    225,145    173,461
     Springsoft, Inc....................................    387,565    457,902
    #Standard Chemical & Pharmaceutical Co., Ltd........    213,122    240,974
     Standard Foods Taiwan, Ltd.........................    370,995  1,200,644
    #*Star Comgistic Capital Co., Ltd...................    191,014    234,737
     Stark Technology, Inc..............................    194,400    179,384
     Sunonwealth Electric Machine Industry Co., Ltd.....    280,001    245,831
    *Sunplus Technology Co., Ltd........................  1,056,153    692,524
    *Sunrex Technology Corp.............................    406,351    400,559
    *Sunspring Metal Corp...............................     99,000    154,041
    *Super Dragon Technology Co., Ltd...................    142,000    234,897
     Supreme Electronics Co., Ltd.......................    328,000    314,675
     Sweeten Construction Co., Ltd......................    307,150    194,655
     Synnex Technology International Corp...............    778,745  1,990,816
     Sysware Systex Corp................................     87,293    128,723
     T.JOIN Transportation Co., Ltd.....................    748,000    897,797
     Ta Chen Stainless Pipe Co., Ltd....................  1,227,856    877,527
    *Ta Chong Bank, Ltd.................................  4,057,200  1,633,125
     Ta Ya Electric Wire & Cable Co., Ltd...............  1,062,090    331,762
     Ta Yih Industrial Co., Ltd.........................     61,000    142,363
     Tah Hsin Industrial Corp...........................    179,000    172,357
    *Tai Roun Products Co., Ltd.........................    200,000     96,401
     TA-I Technology Co., Ltd...........................    315,626    349,407
    #*Taichung Commercial Bank..........................  2,965,246  1,244,214
     Tainan Enterprises Co., Ltd........................    244,289    360,450
     Tainan Spinning Co., Ltd...........................  2,580,600  1,734,165
    *Taishin Financial Holdings Co., Ltd................  8,115,972  4,783,685
     Taisun Enterprise Co., Ltd.........................    494,592    315,805
    *Taita Chemical Co., Ltd............................    396,830    232,296
     Taiwan Acceptance Corp.............................     96,000    210,103
    *Taiwan Business Bank...............................  5,321,002  2,166,017
     Taiwan Cement Corp.................................  5,430,350  7,978,180
     Taiwan Cogeneration Corp...........................    673,960    468,599

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
                                                         Shares     Value++
                                                         ------     -----

    TAIWAN -- (Continued)...........................
       Taiwan Cooperative Bank......................  6,466,828 $ 5,430,263
       Taiwan Fertilizer Co., Ltd...................  1,257,000   4,241,206
       Taiwan Fire & Marine Insurance Co., Ltd......    447,880     417,489
      *Taiwan Flourescent Lamp Co., Ltd.............    119,000      12,383
       Taiwan Fu Hsing Industrial Co., Ltd..........    218,000     172,986
       Taiwan Glass Industrial Corp.................  1,423,306   2,326,940
       Taiwan Hon Chuan Enterprise Co., Ltd.........    419,383   1,228,047
      *Taiwan Kolin Co., Ltd........................    508,000          --
      *Taiwan Land Development Corp.................    716,843     377,074
       Taiwan Life Insurance Co., Ltd...............    411,248     414,186
       Taiwan Line Tek Electronic Co., Ltd..........    111,011     126,694
       Taiwan Mask Corp.............................    487,050     207,696
       Taiwan Mobile Co., Ltd.......................    912,000   2,355,201
      *Taiwan Navigation Co., Ltd...................    588,720     673,177
       Taiwan Paiho Co., Ltd........................    555,703     692,661
      *Taiwan Pulp & Paper Corp.....................    700,000     422,052
       Taiwan Sakura Corp...........................    430,495     344,959
       Taiwan Secom Co., Ltd........................    267,932     514,638
      #Taiwan Semiconductor Manufacturing Co., Ltd.. 11,817,652  30,566,194
       Taiwan Sogo Shinkong Security Co., Ltd.......    559,407     490,511
       Taiwan Styrene Monomer Corp..................  1,168,602     581,079
       Taiwan Tea Corp..............................  1,228,896     772,462
       Taiyen Biotech Co., Ltd......................    389,000     347,627
      *Tatung Co., Ltd..............................  4,359,748   2,188,468
      *Teapo Electronic Corp........................    191,001      54,511
       Teco Electric & Machinery Co., Ltd...........  3,873,000   2,743,972
      *Tecom, Ltd...................................    408,000     106,839
       Ten Ren Tea Co., Ltd.........................     80,170     161,796
      *Test Research, Inc...........................    178,400     349,607
       Test-Rite International Co., Ltd.............    659,000     527,623
      #*Thinking Electronic Industrial Co., Ltd.....    119,058     193,180
      #*Thye Ming Industrial Co., Ltd...............    245,651     334,985
       Ton Yi Industrial Corp.......................  1,695,000   1,026,166
      #Tong Hsing Electronic Industries, Ltd........     89,866     384,029
      #Tong Yang Industry Co., Ltd..................    665,543     959,442
      #Tong-Tai Machine & Tool Co., Ltd.............    359,000     609,627
       Topco Scientific Co., Ltd....................    269,260     401,663
      *Topoint Technology Co., Ltd..................    209,000     211,503
       Transcend Information, Inc...................    356,870   1,050,160
      #Tripod Technology Corp.......................    261,000   1,236,734
       Tsann Kuen Enterprise Co., Ltd...............    164,441     363,651
       TSRC Corp....................................    546,650   1,634,908
       TTET Union Corp..............................    159,000     294,379
      *Tung Ho Spinning, Weaving & Dyeing Co., Ltd..    373,000     189,575
      #Tung Ho Steel Enterprise Corp................  1,715,645   2,031,509
       TXC Corp.....................................    400,669     787,748
       TYC Brother Industrial Co., Ltd..............    415,646     249,398
      *Tycoons Group Enterprise Co., Ltd............    687,121     212,714
      *Tyntek Corp..................................    684,384     504,323
       Tze Shin International Co., Ltd..............    268,545     120,224
       U-Ming Marine Transport Corp.................    738,200   1,600,670
      #Unimicron Technology Corp....................  2,195,563   3,621,887
      *Union Bank of Taiwan.........................  1,856,139     698,193
      *Union Insurance Co., Ltd.....................    134,216      82,720
       Uni-President Enterprises Corp...............  3,580,460   5,160,633
       Unitech Electronics Co., Ltd.................    238,365     137,333
      *Unitech Printed Circuit Board Corp...........    839,579     565,804
       United Integration Service Co., Ltd..........    283,800     433,708
      #United Microelectronics Corp................. 21,574,441  11,260,768
      #Unity Opto Technology Co., Ltd...............    368,734     615,984
       Universal Cement Corp........................    932,773     617,250

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
                                                           Shares      Value++
                                                           ------      -----

  TAIWAN -- (Continued)................................
    #*Universal Microelectronics Co., Ltd..............   228,926 $    132,282
     Universal, Inc....................................   122,192      100,481
     UPC Technology Corp............................... 1,278,322    1,084,824
     USI Corp.......................................... 1,238,720    1,660,867
    *U-Tech Media Corp.................................   250,000       78,177
     Ve Wong Corp......................................   308,524      251,062
    *Veutron Corp......................................    23,143        4,429
    #*Via Technologies, Inc............................   616,097      600,417
    #Visual Photonics Epitacy Co., Ltd.................   186,667      484,994
    *Waffer Technology Co., Ltd........................   169,000       35,927
     Wah Lee Industrial Corp...........................   303,000      609,224
    *Walsin Lihwa Corp................................. 6,985,307    4,054,796
    *Walsin Technology Corp., Ltd...................... 1,039,315      637,864
     Walton Advanced Engineering, Inc..................   430,662      215,417
    *Wan Hai Lines Co., Ltd............................ 2,218,359    1,699,616
     Wan Hwa Enterprise Co., Ltd.......................   114,631       64,699
    #Waterland Financial Holdings Co., Ltd............. 5,015,124    2,391,206
    *Wei Chih Steel Industrial Co., Ltd................   383,000      135,751
     Wei Chuan Food Corp...............................   451,000      528,936
    #Weikeng Industrial Co., Ltd.......................   407,000      396,852
    *Well Shin Technology Co., Ltd.....................   114,160      200,889
     Wellypower Optronics Corp.........................   269,000      311,251
    *Weltrend Semiconductor, Inc.......................   484,275      358,558
    *Winbond Electronics Corp.......................... 7,022,000    2,221,374
    #*Wintek Corp...................................... 1,807,064    2,644,188
    #Wistron Corp...................................... 3,077,077    5,545,177
     Wistron NeWeb Corp................................   319,859    1,231,471
     WPG Holdings, Ltd................................. 1,158,304    2,145,622
    #WT Microelectronics Co., Ltd......................   439,000      772,817
    *WUS Printed Circuit Co., Ltd......................   697,000      438,585
     Yageo Corp........................................ 4,607,000    2,501,454
    *Yang Ming Marine Transport Corp................... 2,694,234    2,285,299
    #*Yem Chio Co., Ltd................................   425,560      434,837
     Yeung Cyang Industrial Co., Ltd...................   625,691      518,362
    *Yi Jinn Industrial Co., Ltd.......................   480,008      199,233
     Yieh Phui Enterprise Co., Ltd..................... 2,215,135      868,506
     Young Fast Optoelectronics Co., Ltd...............    82,534      566,047
     Young Optics, Inc.................................    24,214      130,553
    #Yuanta Financial Holding Co., Ltd................. 9,592,292    6,675,758
     Yuen Foong Yu Paper Manufacturing Co., Ltd........ 2,652,367    1,233,520
     Yulon Motor Co., Ltd.............................. 1,672,715    3,486,515
    *Yulon Nissan Motor Co., Ltd.......................    29,000      119,520
     Yung Chi Paint & Varnish Manufacturing Co., Ltd...   130,350      212,547
    #Yung Tay Engineering Co., Ltd.....................   751,000    1,404,015
    *YungShin Global Holding Corp......................   349,000      609,320
     Zenitron Corp.....................................   329,000      251,202
     Zig Sheng Industrial Co., Ltd.....................   665,846      444,244
    *Zinwell Corp......................................   448,979      786,651
     Zippy Technology Corp.............................   227,028      202,301
    *Zyxel Communication Corp..........................   814,496      729,856
                                                                  ------------
  TOTAL TAIWAN.........................................            682,310,723
                                                                  ------------

  THAILAND -- (2.1%)...................................
    *A.J. PCL (Foreign)................................   217,000      174,472
     Advance Info Service PCL (Foreign)................   494,000    1,530,821
    *Airports of Thailand PCL (Foreign)................   864,900    1,072,070
     Amata Corp. PCL (Foreign).........................   624,500      330,556
     Asia Plus Securities PCL (Foreign)................ 1,845,400      175,576
     Asia Plus Securities PCL (Foreign) NVDR........... 1,260,100      119,889
     Asian Property Development PCL (Foreign).......... 2,530,300      534,033
     Ayudhya Insurance PCL (Foreign)...................   191,400      124,715

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
                                                                         Shares    Value++
                                                                         ------    -----

THAILAND -- (Continued)
   Bangchak Petroleum PCL (Foreign)                                   1,024,300 $  737,771
   Bangkok Aviation Fuel Services PCL (Foreign)                         409,154    148,036
   Bangkok Bank PCL (Foreign)                                         1,321,500  7,526,131
   Bangkok Bank PCL (Foreign) NVDR.                                     140,800    801,876
   Bangkok Chain Hospital PCL (Foreign)                               1,034,200    256,385
   Bangkok Dusit Medical Services PCL (Foreign)                         596,800  1,044,650
   Bangkok Expressway PCL (Foreign)                                     591,800    354,882
   Bangkok Insurance PCL (Foreign)                                        2,200     18,499
  *Bangkok Land PCL (Foreign) NVDR                                    2,802,700     71,359
  *Bangkok Life Assurance, Ltd. PCL (Foreign) NVDR                      155,500    186,235
  *Bangkok Metro PCL (Foreign)                                        2,141,900     54,534
  *Bangkokland PCL (Foreign)                                         21,097,300    537,151
   Bank of Ayudhya PCL (Foreign)                                      1,252,000  1,205,863
  *Bank of Ayudhya PCL (Foreign) NVDR                                 2,752,700  2,651,260
   Banpu PCL (Foreign)                                                   74,800  1,869,374
   BEC World PCL (Foreign)                                              712,400    823,377
   Big C Supercenter PCL (Foreign)                                      234,100    678,380
   Big C Supercenter PCL (Foreign) NVDR                                  91,700    265,730
   Bumrungrad Hospital PCL (Foreign)                                    387,600    503,166
   Cal-Comp Electronics (Thailand) PCL (Foreign)                      4,903,100    551,907
   Central Pattana PCL (Foreign)                                      1,003,100    991,338
   Central Plaza Hotel PCL (Foreign)                                    776,000    157,280
   CH Karnchang PCL (Foreign)                                         1,125,400    324,236
   Charoen Pokphand Foods PCL (Foreign)                               4,015,900  3,968,812
  *Charoong Thai Wire & Cable PCL (Foreign)                             343,000    122,951
   CP ALL PCL (Foreign)                                               1,207,200  1,749,126
   Delta Electronics (Thailand) PCL (Foreign)                           991,800    872,186
   Diamond Building Products PCL (Foreign)                              139,500     27,339
   Dynasty Ceramic PCL (Foreign)                                        176,600    310,603
   Eastern Water Resources Development & Management PCL (Foreign)       846,600    177,261
   Electricity Generating PCL (Foreign)                                 188,400    615,377
   Electricity Generating PCL (Foreign) NVDR                            133,800    424,709
  *Erawan Group PCL (Foreign)                                         1,115,200     95,642
  *Esso Thailand PCL (Foreign)                                        2,835,500  1,025,910
  *G J Steel PCL (Foreign)                                           29,312,900    235,682
  *G Steel PCL (Foreign)                                             12,761,000    303,528
   GFPT PCL(Foreign)                                                    988,400    364,234
   Glow Energy PCL (Foreign)                                            710,600  1,089,111
   GMM Grammy PCL (Foreign)                                             186,400     96,166
   Hana Microelectronics PCL (Foreign)                                  664,157    549,570
   Hermraj Land & Development PCL (Foreign)                           9,272,000    720,638
   Home Product Center PCL (Foreign)                                  2,673,045    770,124
   ICC International PCL (Foreign)                                       49,200     67,578
   Indorama Polymers PCL (Foreign)                                      709,800    146,240
   IRPC PCL (Foreign)                                                14,338,900  2,978,264
  *Italian-Thai Development PCL (Foreign) NVDR                        3,291,100    487,325
  *ITV PCL (Foreign)                                                    183,700      6,462
   Jasmine International PCL (Foreign)                                4,894,600    629,657
   Kasikornbank PCL (Foreign)                                         1,189,000  5,178,224
   Kasikornbank PCL (Foreign) NVDR                                      238,500  1,010,729
   KGI Securities Thailand PLC (Foreign)                              3,347,300    289,314
   Khon Kaen Sugar Industry PCL (Foreign)                               972,700    443,173
   Kiatnakin Finance PCL (Foreign)                                      591,300    653,698
   Kim Eng Securities Thailand PCL (Foreign)                            724,400    364,020
   Krung Thai Bank PCL (Foreign)                                      6,454,400  4,238,065
  *Krungthai Card PCL (Foreign)                                         115,200     72,169
  *Lam Soon Thailand PCL                                                354,600     52,745
   Land & Houses PCL (Foreign)                                          942,800    210,038
   Land & Houses PCL (Foreign) NVDR                                   3,864,600    854,484
   Lanna Resources PCL (Foreign)                                        265,800    235,970
   Loxley PCL (Foreign)                                               1,996,500    187,276

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
                                                                  Shares     Value++
                                                                  ------     -----

THAILAND -- (Continued)
   LPN Development PCL (Foreign)                               1,590,700 $   570,201
   Major Cineplex Group PCL (Foreign)                            659,000     337,779
   MBK PCL (Foreign)                                             134,200     439,466
   MCOT PCL (Foreign)                                            402,400     414,533
   MCS Steel PCL                                                 369,600     152,297
  *Minor International PCL (Foreign)                           1,811,392     764,608
   Muramoto Electronic (Thailand) PCL (Foreign)                    7,400      59,250
   Padaeng Industry PCL (Foreign) NVDR                           192,800     149,202
  *Phatra Capital PCL                                            129,400     146,307
   Polyplex PCL (Foreign)                                        541,300     422,522
   Precious Shipping PCL (Foreign)                             1,104,000     687,920
   Preuksa Real Estate PCL (Foreign)                           1,198,100     818,802
   Property Perfect PCL (Foreign)                              1,383,500     229,888
   PTT Aromatics & Refining PCL (Foreign)                      2,222,743   3,071,630
   PTT Chemical PCL (Foreign)                                    819,271   4,391,402
   PTT Exploration & Production PCL (Foreign)                    580,000   3,614,070
   PTT PCL (Foreign)                                           1,028,800  12,924,623
   Quality Houses PCL (Foreign)                                9,065,600     710,670
   Ratchaburi Electricity Generating Holding PCL (Foreign)       825,900   1,106,734
  *Regional Container Lines PCL (Foreign)                        589,200     215,152
   Robinson Department Store PCL (Foreign)                       623,500     595,302
   Rojana Industrial Park PCL (Foreign)                          602,000     242,010
  *Saha-Union PCL (Foreign)                                      297,800     351,673
  *Sahaviriya Steel Industries PCL (Foreign)                  13,869,980     627,286
   Samart Corporation PCL (Foreign)                              723,600     231,504
   Samart I-Mobile PCL (Foreign)                               1,746,000     115,815
   Samart Telcoms PCL (Foreign)                                  318,500     144,045
  *Sansiri PCL (Foreign)                                       1,512,700     306,594
  *SC Asset Corp. PCL (Foreign)                                  860,200     337,164
   Serm Suk PCL (Foreign) NVDR                                   112,700     170,843
  *Shinawatra Satellite PCL (Foreign)                            833,700     208,076
   Siam Cement PCL (Foreign) (The)                                89,100   1,235,759
   Siam Cement PCL (Foreign) NVDR (The)                          131,300   1,649,497
   Siam City Cement PCL (Foreign) (6363194)                        9,100      66,154
   Siam City Cement PCL (Foreign) (6806387)                      110,400     802,573
   Siam Commercial Bank PCL (Foreign)                          1,143,900   4,445,307
   Siam Future Development PCL (Foreign)                         387,400      88,901
   Siam Makro PCL (Foreign)                                      110,300     611,546
   Siamgas & Petrochemicals PCL (Foreign)                        590,200     371,717
   Sino-Thai Engineering & Construction PCL (Foreign)          1,560,800     716,347
   SNC Former PCL (Foreign)                                      128,600      92,626
  *Somboon Advance Technology PCL (Foreign)                      250,100     174,274
  *Sri Trang Agro Industry PCL (Foreign)                         459,500     481,051
   STP & I PCL (Foreign)                                         279,728     253,020
   Supalai PCL (Foreign)                                       2,095,700     842,492
  *SVI PCL (Foreign)                                           1,067,900     160,990
  *Tata Steel (Thailand) PCL (Foreign)                         6,005,600     297,765
   Thai Airways International PCL (Foreign)                    1,600,037   2,050,299
   Thai Carbon Black PCL (Foreign)                               108,000     101,307
   Thai Central Chemical PCL                                      60,400      51,092
   Thai Oil PCL (Foreign)                                      1,484,300   4,201,787
   Thai Plastic & Chemicals PCL (Foreign)                        687,900     639,505
   Thai Reinsurance PCL (Foreign)                                220,700      45,841
   Thai Stanley Electric (Thailand) PCL (Foreign)                 51,200     272,724
   Thai Tap Water Supply PCL (Foreign)                         2,538,300     510,211
   Thai Union Frozen Products PCL (Foreign)                      708,225   1,097,334
   Thai Vegetable Oil PCL (Foreign)                              359,025     336,774
   Thanachart Capital PCL (Foreign)                            1,452,500   1,484,129
   Thoresen Thai Agencies PCL (Foreign)                          610,720     456,250
   Ticon Industrial Connection PCL (Foreign)                     378,300     174,892
  *Tipco Asphalt PCL (Foreign)                                   118,300     218,964

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Shares      Value++
                                                                                     ------      -----

THAILAND -- (Continued)
   Tisco Financial Group PCL (Foreign)                                              731,000 $    924,464
  *TMB Bank PCL (Foreign)                                                        33,057,013    2,569,255
  *Total Access Communication PCL (Foreign)                                         200,000      338,358
  *Total Access Communication PCL (Foreign) NVDR                                  1,365,700    2,310,481
   TPI Polene PCL (Foreign)                                                       1,541,500      650,683
  *True Corp. PCL (Foreign)                                                       4,254,700      719,807
   Univanich Palm Oil PCL (Foreign)                                                  15,000       39,196
   Vanachai Group PCL (Foreign)                                                   1,337,400      235,221
   Vinythai PCL (Foreign)                                                           563,300      334,017
                                                                                            ------------
TOTAL THAILAND                                                                               124,055,930
                                                                                            ------------

TURKEY -- (1.9%)
   Adana Cimento Sanayii Ticaret A.S. Class A                                       118,276      442,546
   Adana Cimento Sanayii Ticaret A.S. Class C                                             1           --
  *Advansa Sasa Polyester Sanayi A.S.                                               248,452      376,285
   Afyon Cimento Sanayi T.A.S.                                                          651       74,837
   Akbank T.A.S.                                                                    967,574    5,030,007
   Akcansa Cimento Sanayi ve Ticaret A.S.                                           111,467      576,398
  *Akenerji Elektrik Uretim A.S.                                                    238,763      602,166
   Aksa Akrilik Kimya Sanayii A.S.                                                  143,535      393,196
   Aksigorta A.S.                                                                   323,868      425,204
   Alarko Holding A.S.                                                              172,240      424,921
  *Albaraka Turk Katilim Bankasi A.S.                                               351,049      590,882
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.                              40,843      506,839
   Anadolu Anonim Turk Sigorta Sirketi A.S.                                         515,759      455,374
  *Anadolu Cam Sanayii A.S.                                                         220,765      535,545
   Anadolu Efes Biracilik ve Malt Sanayi A.S.                                       121,489    1,865,511
   Anadolu Hayat Sigorta A.S.                                                        76,697      282,430
  *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.                                          1            7
   Arcelik A.S.                                                                     379,674    2,152,180
   Aselsan Elektronik Sanayi Ve Ticaret A.S.                                         81,194      479,908
   Asya Katilim Bankasi A.S.                                                        797,871    1,580,342
   Aydiner Enerji A.S.                                                               58,827      125,002
   Aygaz A.S.                                                                       227,736    1,692,298
  *Bagfas Bandirma Gubre Fabrikalari A.S.                                             3,578      442,580
  *Banvit Bandirma Vitaminli Yem Sanayii A.S.                                        64,466      210,738
   Bati Anabolu Cimento A.S.                                                         62,071      339,143
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                                19,099      130,678
   BIM BirlesikMagazalar A.S.                                                        69,056    2,405,789
   Bolu Cimento Sanayii A.S.                                                        184,348      230,441
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                    14,936      232,462
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S.                                         584       81,584
  *Boyner Buyuk Magazacilik A.S.                                                     43,429      120,635
   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                                     851      109,202
   BSH ev Aletleri Sanayi ve Ticaret A.S.                                             1,670      148,733
   Bursa Cimento Fabrikasi A.S.                                                      58,857      196,583
   Celebi Hava Servisi A.S.                                                           7,051      132,255
   Cimsa Cimento Sanayi ve Ticaret A.S.                                              90,662      611,436
  *Coca-Cola Icecek A.S.                                                             63,006      948,099
  *Deva Holding A.S.                                                                171,630      352,230
  *Dogan Gazetecilik A.S.                                                            63,205      133,496
  *Dogan Sirketler Grubu Holdings A.S.                                            1,736,358    1,378,440
  *Dogan Yayin Holding A.S.                                                         696,123      827,115
  *Dogus Otomotiv Servis ve Ticaret A.S.                                            165,258      652,219
  *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                                      114,305      167,260
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                                  29,614       65,088
  *Eczacibasi Yatirim Holding Ortakligi A.S.                                         59,207      272,975
  *EGE Seramik Sanayi ve Ticaret A.S.                                               110,991      221,649
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.       416,444      711,910
   Enka Insaat ve Sanayi A.S.                                                       296,055    1,295,085
  *Eregli Demir ve Celik Fabrikalari T.A.S. (B03MS97)                             1,392,186    4,238,975

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                            Shares    Value++
                                                                            ------    -----

TURKEY -- (Continued)
  *Eregli Demir ve Celik Fabrikalari T.A.S. (B63M9M9)                      478,564 $1,365,527
   Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.                      5,505    371,579
   Ford Otomotiv Sanayi A.S.                                               138,652  1,409,948
   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                       1,787    449,780
   Gentas Genel Metal Sanayi ve Ticaret A.S.                               101,688    175,242
  *Global Yatirim Holding A.S.                                             418,150    374,380
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                         61,429     40,788
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                      5,202    301,642
  *Goodyear Lastikleri T.A.S.                                               13,889    496,386
  *GSD Holding A.S.                                                        508,433    378,033
  *Gubre Fabrikalari Ticaret A.S.                                           29,789    331,726
  *Gunes Sigorta A.S.                                                      135,452    231,408
   Haci Omer Sabanci Holding A.S.                                               --          2
   Hurriyet Gazetecilik ve Matbaacilik A.S.                                476,337    620,272
  *Ihlas EV Aletleri A.S.                                                  252,538    277,330
  *Ihlas Holding A.S.                                                      579,890    703,585
  *Ipek Matbacilik Sanayi Ve Ticaret A.S.                                   95,119    287,354
  *Is Finansal Kiralama A.S.                                               231,178    256,440
   Is Yatirim Menkul Degerler A.S.                                          90,657    148,589
  *Isiklar Yatirim Holding A.S.                                            217,977    153,082
  *Ittifak Holding A.S.                                                     10,738     69,628
  *Izmir Demir Celik Sanayi A.S.                                           148,330    560,024
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.                     405,761    333,569
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B             213,882    196,794
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D           1,214,977    734,056
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.                                  74,582    110,325
   Kartonsan Karton Sanayi ve Ticaret A.S.                                   2,096    314,426
  *Kerevitas Gida Sanayii ve Ticaret A.S.                                    2,208    122,956
   Koc Holding A.S. Series B                                               773,989  4,161,012
   Konya Cimento Sanayii A.S.                                                2,929    616,437
  *Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.     386,170  1,219,734
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.                          285,680  1,017,647
   Mardin Cimento Sanayii ve Ticaret A.S.                                  117,829    623,667
   Marshall Boya ve Vernik A.S.                                              2,325    139,094
  *Marti Otel Isletmeleri A.S.                                              85,525     74,192
  *Menderes Tekstil Sanayi ve Ticaret A.S.                                 236,388    164,630
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                          55,514     63,481
  *Net Holding A.S                                                         297,397    298,800
  *Net Turizm Ticaret ve Sanayi A.S.                                       144,714    116,005
   Nortel Networks Netas Telekomuenikasyon A.S.                             13,360  1,304,627
  *Nuh Cimento Sanayi A.S.                                                  88,144    841,091
   Otokar Otomotive Ve Savunma Sanayi A.S.                                  13,080    248,627
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                  130,436    376,773
  *Petkim Petrokimya Holding A.S.                                          982,676  1,707,154
   Pinar Entegre Et ve Un Sanayi A.S.                                       40,842    221,107
   Pinar SUT Mamulleri Sanayii A.S.                                         35,486    382,328
   *Reysas Tasimacilik ve Lojistik Ticaret A.S.                            128,140    166,849
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                      87,323    291,748
   Sekerbank T.A.S.                                                        605,531    701,169
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                               350,567    603,047
  *Soda Sanayii A.S.                                                        89,401    155,435
  *TAT Konserve Sanayii A.S.                                               101,813    260,251
  *TAV Havalimanlari Holding A.S.                                          212,306  1,069,625
   Tekfen Holding A.S.                                                     269,976  1,158,247
  *Tekstil Bankasi A.S.                                                    231,009    164,053
   Tofas Turk Otomobil Fabrikasi A.S.                                      289,397  1,663,813
  *Trabzonspor Sportif Yatirim ve T.A.S.                                    10,390    137,834
  *Trakya Cam Sanayii A.S.                                                 466,510  1,140,717
   Tupras Turkiye Petrol Rafinerileri A.S.                                 201,255  6,548,422
   Turcas Petrol A.S.                                                      160,267    453,270
   Turk Ekonomi Bankasi A.S.                                               490,726    702,828

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Shares        Value++
                                                                                     ------        -----

TURKEY -- (Continued)
  *Turk Hava Yollari A.S.                                                           636,635 $    1,876,829
   Turk Telekomunikasyon A.S.                                                       229,577      1,195,486
   Turk Traktor ve Ziraat Makineleri A.S.                                            15,903        366,600
   Turkcell Iletisim Hizmetleri AS                                                  212,664      1,257,915
   Turkcell Iletisim Hizmetleri AS ADR.                                              91,938      1,360,682
   Turkiye Garanti Bankasi A.S.                                                   1,790,492      9,273,224
   Turkiye Halk Bankasi A.S.                                                        287,295      2,490,252
   Turkiye Is Bankasi A.S.                                                        1,468,687      5,193,326
   Turkiye Sinai Kalkinma Bankasi A.S.                                              779,227      1,494,040
  *Turkiye Sise ve Cam Fabrikalari A.S.                                             679,766      1,667,925
   Turkiye Vakiflar Bankasi T.A.O.                                                1,477,654      3,923,073
   Ulker Biskuvi Sanayi A.S.                                                        203,387        813,098
  *Uzel Makina Sanayii A.S.                                                          63,028         32,322
   Vestel Beyaz Esya Sanayi ve Ticaret A.S.                                          20,918         44,553
  *Vestel Elektronik Sanayi ve Ticaret A.S.                                         192,180        343,272
   Yapi Kredi Sigorta A.S.                                                           38,327        482,080
  *Yapi ve Kredi Bankasi A.S.                                                       765,888      2,408,333
  *Zorlu Enerji Elektrik Uretim A.S.                                                179,564        319,714
                                                                                            --------------
TOTAL TURKEY                                                                                   109,419,987
                                                                                            --------------

UNITED STATES -- (0.0%)
  #*Central European Media Enterprises, Ltd. Class A                                 29,552        677,036
                                                                                            --------------
TOTAL COMMON STOCKS                                                                          5,033,037,577
                                                                                            --------------
PREFERRED STOCKS -- (6.0%)
BRAZIL -- (6.0%)
   AES Tiete SA                                                                     133,161      2,196,496
   Alpargatas SA                                                                    420,000      3,043,478
   Banco Bradesco SA                                                                 32,367        641,497
   Banco Bradesco SA Sponsored ADR                                                2,298,063     46,489,814
   Banco Cruzeiro do Sul SA                                                          26,000        237,821
   Banco do Estado do Rio Grande do Sul SA                                          302,098      3,590,918
   Brasil Telecom SA ADR                                                            119,739      3,376,640
  *Braskem SA Preferred A.                                                           58,000        838,736
  #Braskem SA Preferred A Sponsored ADR                                             131,537      3,923,749
   Centrais Electricas de Santa Catarina SA                                          30,250        813,166
   Centrais Eletricas Brasileiras SA                                                 97,600      1,787,348
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A     153,528      6,979,383
   Cia de Bebidas das Americas SA                                                   111,415      3,549,530
  #Cia de Bebidas das Americas SA Preferred ADR                                     226,000      7,363,080
   Cia de Tecidos Norte de Minas - Coteminas SA                                      85,900        256,084
   Cia de Transmissao de Energia Electrica Paulista SA Series A                      39,800      1,284,418
   Cia Energetica de Minas Gerais SA                                                  4,587         93,361
  #Cia Energetica de Minas Gerais SA Sponsored ADR                                  382,905      7,991,227
   Cia Energetica do Ceara SA Series A                                               45,500        986,238
  #*Cia Paranaense de Energia SA Sponsored ADR Series A.                             97,918      2,699,599
   Cia Paranaense de Energia-Copel SA Series B                                       34,380        932,491
   Confab Industrial SA                                                             474,765      1,315,775
   Contax Participacoes SA                                                           56,000        829,036
  #Contax Participacoes SA ADR                                                       46,700        138,297
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                           156,120      3,809,717
   Empressa Metropolitanade Aguas e Energia SA                                        6,100         31,446
   Eucatex SA Industria e Comercio SA                                                 8,800         49,225
   Ferbasa-Ferro Ligas Da Bahia SA                                                   58,000        453,102
   Forjas Taurus SA                                                                 190,357        494,889
   Fras-Le SA                                                                         4,800         10,587
   Gerdau SA                                                                         90,683      1,080,799
   Gerdau SA Sponsored ADR                                                          950,800     11,485,664
  *Gol Linhas Aereas Inteligentes SA                                                 78,200      1,086,608
  *Inepar SA Industria e Construcoes                                                 71,150        229,297
  #Itau Unibanco Holding SA ADR                                                   1,648,537     39,152,754

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Shares      Value++
                                                                                     ------      -----

BRAZIL -- (Continued)
   Itausa - Investimentos Itau SA                                                 1,116,340 $  8,557,755
   Klabin SA                                                                      1,007,377    3,899,648
   Lojas Americanas SA                                                              260,800    2,320,875
   Marcopolo SA                                                                     443,200    1,966,397
   Metalurgica Gerdau SA                                                            394,900    5,685,536
   Petroleo Brasileiro SA ADR                                                     2,049,785   68,401,325
   Randon e Participacoes SA                                                        238,750    1,787,742
   Saraiva SA Livreiros Editores                                                     50,300    1,238,956
  *Suzano Papel e Celullose SA                                                      311,095    3,061,118
   TAM SA                                                                           104,100    2,118,129
   Tele Norte Leste Participacoes SA                                                 27,000      451,201
  #Tele Norte Leste Participacoes SA ADR                                            373,785    6,373,034
   Telecomunicacoes de Sao Paulo SA                                                  35,100      934,840
  #Telecomunicacoes de Sao Paulo SA ADR                                             119,349    3,235,551
   Telemar Norte Leste SA                                                            57,300    1,990,130
   Tim Participacoes SA                                                              33,270      150,997
   Tim Participacoes SA ADR                                                          83,580    3,943,304
   Ultrapar Participacoes SA                                                        482,636    8,436,620
   Ultrapar Participacoes SA Sponsored ADR                                           12,000      215,880
  *Unipar Participacoes SA Class B                                                  867,609      248,172
   Usinas Siderurgicas de Minas Gerais SA Series A                                  797,300    8,159,503
   Vale SA Series A                                                                 237,528    6,961,871
   Vale SA Sponsored ADR                                                          1,564,909   46,790,779
   Vivo Participacoes SA                                                             85,870    3,484,034
   Whirlpool SA                                                                      51,787      125,089
                                                                                            ------------
TOTAL BRAZIL                                                                                 349,780,756
                                                                                            ------------

CHILE -- (0.0%)
   Embotelladora Andina SA                                                          139,263      565,581
                                                                                            ------------

INDIA -- (0.0%)
  *Ispat Industries, Ltd.                                                            97,131       17,951
                                                                                            ------------
TOTAL PREFERRED STOCKS                                                                       350,364,288
                                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11         395          327
  *Tim Participacoes SA Rights 05/12/11 (B3S4Q51)                                       169           64
  *Tim Participacoes SA Rights 05/12/11 (B3T45H5)                                        27            4
                                                                                            ------------
TOTAL BRAZIL                                                                                         395
                                                                                            ------------

HONG KONG -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12                               140,666           --
                                                                                            ------------

POLAND -- (0.0%)
  *Boryszew SA Rights                                                             1,165,599      430,289
                                                                                            ------------

TAIWAN -- (0.0%)
  *China Life Insurance Co., Ltd. Rights 05/12/11                                   274,237       80,916
  *Unitech Printed Circuit Board Corp. Rights 06/13/11                              149,342       22,163
                                                                                            ------------
TOTAL TAIWAN                                                                                     103,079
                                                                                            ------------

THAILAND -- (0.0%)
  *Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13                                314,910        2,004
  *Tipco Asphalt PCL (Foreign) Warrants 04/17/14                                     11,830           --
  *True Corp. PCL (Foreign) Rights 06/03/11                                       3,680,316      376,046
                                                                                            ------------
TOTAL THAILAND                                                                                   378,050
                                                                                            ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  Shares        Value++
                                                                                                  ------        -----

TURKEY -- (0.0%)
  *Net Holding A.S. Rights 05/02/11                                                              297,397 $       74,300
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS                                                                                           986,113
                                                                                                         --------------

                                                                                                    Face
                                                                                                  Amount         Value+
                                                                                                  ------         -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
    $17,760,000 FNMA 2.24%, 07/06/15, valued at $18,204,000) to be repurchased at
    $17,934,284                                                                             $     17,934     17,934,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund                                                           469,495,000    469,495,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized
    by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $670,749)## to be repurchased
    at $657,599                                                                             $        658        657,597
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                         470,152,597
                                                                                                         --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,226,970,070)                                                                                 $5,872,474,575
                                                                                                         ==============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares   Value+
                                                         ------   -----

       COMMON STOCKS -- (88.0%)
       Consumer Discretionary -- (13.1%)
         *1-800-FLOWERS.COM, Inc                           600  $  2,010
         #Aaron's, Inc.                                  1,900    54,701
         #Abercrombie & Fitch Co.                          400    28,320
         *AC Moore Arts & Crafts, Inc.                   1,100     2,992
          Advance Auto Parts, Inc.                         400    26,184
         *Aeropostale, Inc.                              1,075    27,445
         *AFC Enterprises, Inc.                            500     7,530
         *AH Belo Corp.                                    600     4,992
          Aldila, Inc.                                     200       860
         *Amazon.com, Inc.                                 900   176,850
         #*American Apparel, Inc.                          700     1,015
         *American Axle & Manufacturing Holdings, Inc.   1,500    19,200
          American Eagle Outfitters, Inc.                3,112    48,423
         *America's Car-Mart, Inc.                         400     9,792
         *Amerigon, Inc.                                   300     5,115
         #*ANN, Inc.                                     1,200    37,452
         *Apollo Group, Inc. Class A                       400    16,012
          Arbitron, Inc.                                   300    11,604
         *Asbury Automotive Group, Inc.                  1,000    17,300
         *Ascena Retail Group, Inc.                      1,482    46,372
         *Ascent Media Corp.                               100     4,803
         #*Atrinsic, Inc.                                   84       218
         *Audiovox Corp. Class A                           850     6,273
         #*AutoNation, Inc.                              1,300    44,083
         *AutoZone, Inc.                                   200    56,476
         *Ballantyne Strong, Inc.                          500     3,375
         #Barnes & Noble, Inc.                           1,700    18,683
         *Beasley Broadcast Group, Inc.                    300     2,022
          bebe stores, Inc.                              1,700    11,424
         *Bed Bath & Beyond, Inc.                          800    44,896
         *Belo Corp.                                     2,900    24,505
         #Best Buy Co., Inc.                             1,140    35,591
          Big 5 Sporting Goods Corp.                       600     7,170
         *Big Lots, Inc.                                 1,500    61,665
         *Biglari Holdings, Inc.                            50    21,862
         #*Blue Nile, Inc.                                 200    11,400
         *Bluegreen Corp.                                  500     1,945
          Blyth, Inc.                                      275    12,964
          Bob Evans Farms, Inc.                          1,000    31,360
         #*Bon-Ton Stores, Inc. (The)                      300     4,164
          Books-A-Million, Inc.                            600     2,772
         #*BorgWarner, Inc.                                800    61,792
          Brinker International, Inc.                    1,325    31,919
         *Brookfield Residential Properties, Inc.          954    11,782
         #Brown Shoe Co., Inc.                           1,300    16,445
         #Buckle, Inc.                                     500    22,745
         *Buffalo Wild Wings, Inc.                         400    24,440
         *Cabela's, Inc.                                 1,300    33,202
          Cablevision Systems Corp.                        600    21,138
         *Cache, Inc.                                      600     3,444
          Callaway Golf Co.                              1,780    12,602
         *Cambium Learning Group, Inc.                   1,078     3,708
         #*Career Education Corp.                        1,700    37,077
         *Caribou Coffee Co., Inc.                         600     5,652
         *CarMax, Inc.                                   1,400    48,580
         *Carmike Cinemas, Inc.                            300     2,178
          Carnival Corp.                                 5,700   216,999
         *Carriage Services, Inc.                          700     4,480

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
                                                         Shares   Value+
                                                         ------   -----

       Consumer Discretionary -- (Continued)
         *Carrols Restaurant Group, Inc.                    300 $  2,928
         *Carter's, Inc.                                  1,000   30,920
         *Casual Male Retail Group, Inc.                    800    3,376
          Cato Corp. Class A                                900   22,959
         #*Cavco Industries, Inc.                           200    9,296
          CBS Corp. Class A.                                200    5,070
          CBS Corp. Class B                               6,600  166,452
          CEC Entertainment, Inc.                           500   18,915
         *Charming Shoppes, Inc.                            600    2,718
         *Cheesecake Factory, Inc.                        1,600   47,072
          Chico's FAS, Inc.                               1,100   16,093
         *Children's Place Retail Stores, Inc. (The)        300   15,951
         #*Chipotle Mexican Grill, Inc.                     160   42,686
         #Choice Hotels International, Inc.                 700   26,166
          Christopher & Banks Corp.                         700    4,305
         *Citi Trends, Inc.                                 200    4,452
         *Clear Channel Outdoor Holdings, Inc. Class A      700    9,632
          Coach, Inc.                                       500   29,905
         #*Coinstar, Inc.                                   558   30,121
         *Coldwater Creek, Inc.                           2,377    7,250
         #Columbia Sportswear Co.                           800   54,392
          Comcast Corp. Class A                          10,200  267,648
          Comcast Corp. Special Class A                   6,900  169,395
         #*Conn's, Inc.                                     989    6,478
          Cooper Tire & Rubber Co.                        1,700   45,866
         *Core-Mark Holding Co., Inc.                       200    6,702
         #*Corinthian Colleges, Inc.                      2,500   11,125
          Cracker Barrel Old Country Store, Inc.            400   20,492
         *Craftmade International, Inc.                      72      302
         *Crocs, Inc.                                     2,700   54,297
          CSS Industries, Inc.                              300    5,784
         *Culp, Inc.                                        500    5,040
         *Cybex International, Inc.                         500      535
          Darden Restaurants, Inc.                          700   32,879
         *Deckers Outdoor Corp.                             600   50,916
          Destination Maternity Corp.                       400    9,348
          DeVry, Inc.                                       300   15,870
         #*Dick's Sporting Goods, Inc.                      500   20,465
         #Dillard's, Inc. Class A                         3,200  153,664
         *DineEquity, Inc.                                  900   44,973
         *DIRECTV Class A                                 1,602   77,841
         *Discovery Communications, Inc. Class C            700   27,622
         *DISH Network Corp.                                300    7,512
         *Dixie Group, Inc.                                 400    1,720
         *Dollar Tree, Inc.                                 600   34,500
         *Domino's Pizza, Inc.                              600   11,142
         *Dorman Products, Inc.                             400   15,600
          DR Horton, Inc.                                 2,300   28,612
         #Drew Industries, Inc.                             600   14,442
         #*DSW, Inc.                                        100    4,748
         #*Eastman Kodak Co.                              4,011   11,151
         *Emerson Radio Corp.                               700    1,694
         *Entercom Communications Corp.                     700    7,399
         *Entravision Communications Corp.                2,100    4,956
         #Ethan Allen Interiors, Inc.                     1,000   24,090
         #*EW Scripps Co. Class A (The)                   1,699   16,140
         *Exide Technologies                              3,200   32,128
         #Family Dollar Stores, Inc.                        700   37,947
         *Famous Dave's of America, Inc.                    400    3,940
         *Federal-Mogul Corp.                             3,100   82,150
         #Finish Line, Inc. Class A                       2,300   49,427

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
                                                      Shares   Value+
                                                      ------   -----

          Consumer Discretionary -- (Continued)
            *Fisher Communications, Inc.                400  $ 12,100
             Foot Locker, Inc.                        5,400   116,208
            *Ford Motor Co.                           7,500   116,025
            *Fossil, Inc.                               400    38,312
             Frisch's Restaurants, Inc.                 100     2,268
            #*Fuel Systems Solutions, Inc.              500    14,862
            *Furniture Brands International, Inc.     2,300    11,132
            #*GameStop Corp. Class A                  2,600    66,768
            #Gannett Co., Inc.                        3,692    55,602
             Gap, Inc.                                1,300    30,212
            #*Garmin, Ltd.                              150     5,135
            #*Gaylord Entertainment Co.               1,200    43,044
            *Genesco, Inc.                              600    24,228
            *Gentex Corp.                             1,020    31,977
             Genuine Parts Co.                          900    48,330
            *G-III Apparel Group, Ltd.                  900    40,374
            *Global Traffic Network, Inc.               400     5,372
            *Goodyear Tire & Rubber Co.               1,300    23,595
            *Gray Television, Inc.                      757     2,112
            *Great Wolf Resorts, Inc.                 1,400     2,982
             Group 1 Automotive, Inc.                   500    21,520
             Guess?, Inc.                               300    12,897
             H&R Block, Inc.                          1,300    22,477
            *Hanesbrands, Inc.                          700    22,757
             Harley-Davidson, Inc.                    1,300    48,438
             Harman International Industries, Inc.      200     9,706
             Harte-Hanks, Inc.                        1,200    11,148
            #Hasbro, Inc.                               600    28,104
            *Helen of Troy, Ltd.                        709    22,064
            #Hillenbrand, Inc.                        1,103    25,281
            *Hollywood Media Corp.                      601     1,022
             Home Depot, Inc.                         4,936   183,323
             Hooker Furniture Corp.                     200     2,488
            *Hovnanian Enterprises, Inc.              1,700     5,457
            *Hyatt Hotels Corp. Class A                 642    28,447
            *Iconix Brand Group, Inc.                 2,600    63,674
             International Speedway Corp.             1,000    30,600
             Interpublic Group of Cos., Inc. (The)    7,100    83,425
            *Interval Leisure Group, Inc.             1,082    17,388
            *iRobot Corp.                               700    24,794
            #*ITT Educational Services, Inc.            200    14,346
            *J. Alexander's Corp.                       150       897
             J.C. Penney Co., Inc.                    1,600    61,520
            *Jack in the Box, Inc.                    1,800    37,170
            #*JAKKS Pacific, Inc.                     1,000    21,040
             Johnson Controls, Inc.                   3,300   135,333
            *Johnson Outdoors, Inc. Class A             300     4,977
             Jones Group, Inc. (The)                    200     2,726
            #*Jos. A. Bank Clothiers, Inc.              800    41,936
            *Journal Communications, Inc.             1,600     8,720
            *K12, Inc.                                  300    11,811
            #KB Home                                  2,000    23,620
            *Kenneth Cole Productions, Inc. Class A     500     6,735
            *Knology, Inc.                              400     6,100
             Kohl's Corp.                             1,100    57,981
            *Kona Grill, Inc.                           280     1,604
            *Krispy Kreme Doughnuts, Inc.               600     3,366
             KSW, Inc.                                  300     1,092
            #*K-Swiss, Inc. Class A                     500     6,155
            *Lakeland Industries, Inc.                  200     1,740
            *Lamar Advertising Co. Class A              300     9,756

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
                                                          Shares   Value+
                                                          ------   -----

      Consumer Discretionary -- (Continued)..............
        *La-Z-Boy, Inc...................................    800 $  9,408
        *Leapfrog Enterprises, Inc.......................  1,200    5,124
         Lear Corp.......................................    600   30,684
         Learning Tree International, Inc................    500    4,215
        *Lee Enterprises, Inc............................  2,000    2,860
         Leggett & Platt, Inc............................  3,500   92,015
        #Lennar Corp. Class A............................  2,500   47,475
         Lennar Corp. Class B Voting.....................    240    3,662
        #*Libbey, Inc....................................    400    6,820
        #*Liberty Global, Inc. Class A...................  1,800   83,700
        *Liberty Global, Inc. Class C....................  1,600   71,024
        *Liberty Media Corp. Capital Class A.............  1,290  106,128
        *Liberty Media Corp. Interactive Class A......... 13,300  232,484
        *Liberty Media-Starz Corp. Series A..............    820   63,017
        *Life Time Fitness, Inc..........................    400   15,648
        *Lifetime Brands, Inc............................    500    7,960
         Limited Brands, Inc.............................  1,600   65,856
        *LIN TV Corp. Class A............................    800    4,280
        #Lincoln Educational Services Corp...............    800   13,360
         Lithia Motors, Inc..............................    400    7,276
        *Live Nation Entertainment, Inc..................  2,100   23,289
        *LKQ Corp........................................  2,000   50,440
        #*LodgeNet Interactive Corp......................    400    1,404
         Lowe's Cos., Inc................................ 12,000  315,000
        *Luby's, Inc.....................................  1,000    5,000
        *M/I Homes, Inc..................................    500    6,645
         Macy's, Inc.....................................  6,200  148,242
        *Madison Square Garden, Inc......................    150    4,102
        *Maidenform Brands, Inc..........................    500   15,830
         Marcus Corp.....................................    900    9,981
        *Marine Products Corp............................  1,100    8,151
        #Marriott International, Inc. Class A............    606   21,392
        #*Martha Stewart Living Omnimedia, Inc. Class A..  1,300    4,849
         Mattel, Inc.....................................  1,900   50,768
         Matthews International Corp. Class A............    900   36,126
        #*McClatchy Co. (The)............................  2,201    6,295
        *McCormick & Schmick's Seafood Restaurants, Inc..    468    4,273
         McDonald's Corp.................................  2,300  180,113
         McGraw-Hill Cos., Inc...........................    300   12,141
         MDC Holdings, Inc...............................  1,700   49,623
        *Media General, Inc. Class A.....................  1,100    5,929
         Men's Wearhouse, Inc. (The).....................  1,800   50,202
        #Meredith Corp...................................    900   30,078
        *Meritage Homes Corp.............................  1,200   28,692
        *Midas, Inc......................................    200    1,454
        *Modine Manufacturing Co.........................  1,400   24,934
        *Mohawk Industries, Inc..........................  1,580   94,863
         Monro Muffler Brake, Inc........................    775   23,544
        *Morgans Hotel Group Co..........................    500    4,325
        #*Morningstar, Inc...............................    840   48,384
        *Movado Group, Inc...............................    600   10,014
        *Nathan's Famous, Inc............................    200    3,444
        #*Netflix, Inc...................................    400   93,068
        *New York & Co., Inc.............................    500    3,070
        *New York Times Co. Class A (The)................  4,500   36,585
         Newell Rubbermaid, Inc..........................  4,200   80,052
         News Corp. Class A.............................. 12,600  224,532
         News Corp. Class B..............................  4,800   90,720
         NIKE, Inc. Class B..............................    700   57,624
        #Nordstrom, Inc..................................    500   23,775
        #Nutri/System, Inc...............................    200    3,008

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
                                                      Shares   Value+
                                                      ------   -----

          Consumer Discretionary -- (Continued)......
            #*O'Charley's, Inc.......................    900 $  5,886
            *Office Depot, Inc....................... 10,100   43,531
            #*OfficeMax, Inc.........................    700    6,972
             Omnicom Group, Inc......................    800   39,352
            *Orbitz Worldwide, Inc...................  1,454    4,653
            *O'Reilly Automotive, Inc................  2,300  135,838
             Outdoor Channel Holdings, Inc...........  1,000    7,150
            *Overstock.com, Inc......................    300    4,170
             Oxford Industries, Inc..................    600   20,610
            #P.F. Chang's China Bistro, Inc..........    600   24,060
            #*Pacific Sunwear of California, Inc.....  2,300    7,337
            *Panera Bread Co. Class A................    300   36,333
            *Papa John's International, Inc..........    500   15,030
            #*Peet's Coffee & Tea, Inc...............    400   18,592
            *Penske Automotive Group, Inc............  2,600   58,448
            *Perry Ellis International, Inc..........    400   11,272
            *PetSmart, Inc...........................    500   21,085
             Phillips-Van Heusen Corp................  1,100   77,451
            #*Pier 1 Imports, Inc....................  1,400   17,052
            #*Polaris Industries, Inc................    301   31,734
             Polo Ralph Lauren Corp..................    300   39,231
            *Premier Exhibitions, Inc................    300      534
            *Pre-Paid Legal Services, Inc............    268   17,675
            *Priceline.com, Inc......................    200  109,402
             Primedia, Inc...........................  1,600    7,840
            #*Pulte Group, Inc.......................  5,960   48,455
            *Quiksilver, Inc.........................  5,400   23,490
            #*Radio One, Inc.........................    600    1,746
            #RadioShack Corp.........................  3,000   47,430
            *Red Lion Hotels Corp....................    600    5,250
            *Red Robin Gourmet Burgers, Inc..........    400   10,876
             Regis Corp..............................  2,200   37,400
            #Rent-A-Center, Inc......................  2,300   70,035
            *Rentrak Corp............................    200    4,588
             RG Barry Corp...........................    300    3,672
             Ross Stores, Inc........................    500   36,845
            #*Royal Caribbean Cruises, Ltd...........  1,100   43,802
            *Ruby Tuesday, Inc.......................  1,500   15,765
            *Ruth's Hospitality Group, Inc...........  1,295    6,358
            #Ryland Group, Inc. (The)................    200    3,462
            *Saga Communications, Inc................    100    3,591
            #*Saks, Inc..............................    800    9,568
             Salem Communications Corp...............    400    1,440
            #*Sally Beauty Holdings, Inc.............  2,400   35,496
             Scripps Networks Interactive, Inc.......    600   30,852
            #*Sears Holdings Corp....................    900   77,373
             Service Corp. International.............  8,550  100,634
             Shiloh Industries, Inc..................    700    7,987
            #*Shutterfly, Inc........................    300   18,468
             Sinclair Broadcast Group, Inc. Class A..  1,300   14,937
            #*Skechers U.S.A., Inc. Class A..........    700   13,335
             Skyline Corp............................    400    7,844
            *Smith & Wesson Holding Corp.............    400    1,444
             Snap-On, Inc............................  1,600   98,832
            #Sonic Automotive, Inc...................  1,600   22,560
            *Sonic Corp..............................  1,000   11,220
            #Sotheby's Class A.......................  1,000   50,520
            *Spanish Broadcasting System, Inc........  1,000      770
             Spartan Motors, Inc.....................  1,100    7,436
             Speedway Motorsports, Inc...............  1,500   23,370
             Stage Stores, Inc.......................    900   17,334

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
                                                        Shares   Value+
                                                        ------   -----

         Consumer Discretionary -- (Continued).........
            Standard Motor Products, Inc...............    402 $  5,728
           *Standard Pacific Corp......................  4,600   17,756
            Stanley Black & Decker, Inc................  2,004  145,591
            Staples, Inc...............................  2,120   44,817
            Starbucks Corp.............................    700   25,333
            Starwood Hotels & Resorts Worldwide, Inc...    500   29,785
            Stein Mart, Inc............................  1,300   14,144
           *Steinway Musical Instruments, Inc..........    123    3,075
           *Steven Madden, Ltd.........................    750   39,862
            Stewart Enterprises, Inc...................  2,000   16,220
            Strattec Security Corp.....................     40    1,148
            Sturm Ruger & Co., Inc.....................    500   11,890
            Superior Industries International, Inc.....    800   20,216
           *Systemax, Inc..............................    988   12,795
           *Tandy Brands Accessories, Inc..............    100      252
            Tandy Leather Factory, Inc.................    300    1,401
            Target Corp................................  3,600  176,760
           *Tempur-Pedic International, Inc............    700   43,946
           *Tenneco, Inc...............................  1,300   60,073
            Texas Roadhouse, Inc.......................  2,200   35,794
            Thor Industries, Inc.......................    900   27,909
           #Tiffany & Co...............................    600   41,664
           *Timberland Co. Class A.....................  1,000   45,190
            Time Warner Cable, Inc.....................  3,380  264,079
            Time Warner, Inc........................... 11,866  449,247
            TJX Cos., Inc. (The).......................    800   42,896
           *Toll Brothers, Inc.........................  2,600   54,626
            Tractor Supply Co..........................  1,600   98,992
           *True Religion Apparel, Inc.................    700   21,154
           *TRW Automotive Holdings Corp...............    800   45,648
           #*Tuesday Morning Corp......................    600    3,000
            Tupperware Corp............................    600   38,202
           #*Under Armour, Inc. Class A................    300   20,538
           *Unifi, Inc.................................    666   10,869
           *Universal Electronics, Inc.................    500   13,845
            Universal Technical Institute, Inc.........    500    9,035
           *Urban Outfitters, Inc......................    800   25,168
            V.F. Corp..................................  1,680  168,941
           *Vail Resorts, Inc..........................  1,000   48,990
           *Valassis Communications, Inc...............    600   17,298
            Viacom, Inc. Class B.......................  1,600   81,856
            Volcom, Inc................................    300    5,919
            Walt Disney Co. (The)...................... 19,047  820,926
           *Warnaco Group, Inc.........................  1,140   73,370
           *Warner Music Group Corp....................    400    2,988
           #Washington Post Co. Class B................     79   34,436
            Weight Watchers International, Inc.........    400   31,100
            Wendy's/Arby's Group, Inc. Class A.........  3,425   16,508
           *Wet Seal, Inc. (The).......................  4,000   17,600
            Weyco Group, Inc...........................    256    6,208
           #Whirlpool Corp.............................  1,300  112,034
            Wiley (John) & Sons, Inc. Class A..........    940   47,874
           #Wiley (John) & Sons, Inc. Class B..........    200   10,340
            Williams Controls, Inc.....................    200    2,494
           *Williams-Sonoma, Inc.......................    500   21,705
            Winmark Corp...............................     30    1,251
           #*Winnebago Industries, Inc.................    277    3,429
            Wolverine World Wide, Inc..................    900   35,712
           #World Wrestling Entertainment, Inc.........    700    7,357
            Wyndham Worldwide Corp.....................  3,400  117,674
            Yum! Brands, Inc...........................  1,100   59,004

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
                                                     Shares      Value+
                                                     ------      -----

         Consumer Discretionary -- (Continued)......
           Corp.....................................    600 $     2,208
           *Zumiez, Inc.............................    996      27,998
                                                            -----------
         Total Consumer Discretionary...............         13,425,723
                                                            -----------

         Consumer Staples -- (5.2%).................
           *Alberto-Culver Co.......................  2,200      82,148
            Alico, Inc..............................    200       5,158
            Andersons, Inc. (The)...................    700      34,755
            Archer-Daniels-Midland Co...............  5,900     218,418
            Avon Products, Inc......................    900      26,442
           *BJ's Wholesale Club, Inc................  1,400      71,848
           #Calavo Growers, Inc.....................    300       6,300
           #Cal-Maine Foods, Inc....................    600      17,334
           #Campbell Soup Co........................    800      26,872
           #Casey's General Stores, Inc.............  1,200      46,836
           *Central Garden & Pet Co.................    500       4,885
           #*Chiquita Brands International, Inc.....  1,600      25,472
           *Church & Dwight Co., Inc................    600      49,488
           #Clorox Co...............................    500      34,830
            Coca-Cola Bottling Co...................    100       7,045
            Coca-Cola Co. (The).....................  4,400     296,824
            Coca-Cola Enterprises, Inc..............  1,080      30,683
            Colgate-Palmolive Co....................    900      75,915
           #ConAgra, Inc............................  2,800      68,460
            Corn Products International, Inc........  2,680     147,668
            Costco Wholesale Corp...................  1,300     105,196
           *Darling International, Inc..............  1,800      29,106
           #*Dean Foods Co..........................  2,480      27,751
           #Diamond Foods, Inc......................    500      32,800
           *Elizabeth Arden, Inc....................  1,200      36,072
           *Energizer Holdings, Inc.................    500      37,765
            Estee Lauder Cos., Inc..................    200      19,400
            Farmer Brothers Co......................    500       6,015
           #Flowers Foods, Inc......................  1,700      51,952
            General Mills, Inc......................  1,800      69,444
           #*Green Mountain Coffee, Inc.............    700      46,872
            Griffin Land & Nurseries, Inc. Class A..     93       2,491
            H.J. Heinz Co...........................    600      30,738
           *Hain Celestial Group, Inc...............  1,300      44,213
           *Hansen Natural Corp.....................    100       6,615
           *Heckmann Corp...........................    557       3,509
            Hershey Co. (The).......................    300      17,313
           #Hormel Foods Corp.......................  1,400      41,174
            Imperial Sugar Co.......................    241       3,297
            Ingles Markets, Inc.....................    300       5,703
            Inter Parfums, Inc......................    750      14,272
            J & J Snack Foods Corp..................    600      30,492
            J.M. Smucker Co.........................  1,820     136,627
           *John B. Sanfilippo & Son, Inc...........    200       2,200
            Kellogg Co..............................    500      28,635
            Kimberly-Clark Corp.....................    900      59,454
            Kraft Foods, Inc. Class A............... 17,503     587,751
            Kroger Co. (The)........................  1,900      46,189
           #Lancaster Colony Corp...................    500      30,555
           #*Lifeway Foods, Inc.....................    200       1,918
            McCormick & Co., Inc....................    500      24,560
           #*Medifast, Inc..........................    100       1,975
            Nash-Finch Co...........................    400      14,888
            National Beverage Corp..................    700       9,744
           *Omega Protein Corp......................    700       9,016
           *Overhill Farms, Inc.....................    400       2,464

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
                                                     Shares     Value+
                                                     ------     -----

         Consumer Staples -- (Continued)
           *Pantry, Inc.                                800 $   12,384
            PepsiCo, Inc.                             3,678    253,377
           #*Pilgrim's Pride Corp.                    1,380      8,114
            PriceSmart, Inc.                            900     37,476
            Procter & Gamble Co. (The)               13,300    863,170
           *Ralcorp Holdings, Inc.                      800     62,240
           *Reddy Ice Holdings, Inc.                    800      2,592
           #Rocky Mountain Chocolate Factory, Inc.      200      2,112
            Ruddick Corp.                             1,800     74,736
            Safeway, Inc.                             3,600     87,516
           #Sanderson Farms, Inc.                       600     28,560
            Sara Lee Corp.                            3,100     59,520
           *Smart Balance, Inc.                         908      4,340
           *Smithfield Foods, Inc.                    4,000     94,240
            Snyders-Lance, Inc.                         896     17,696
            Spartan Stores, Inc.                        700     10,927
           *Spectrum Brands Holdings, Inc.              511     16,608
           #SUPERVALU, Inc.                           3,800     42,788
           *Susser Holdings Corp.                       800     11,032
            Sysco Corp.                               1,300     37,583
            Tasty Baking Co.                            300      1,196
           #Tootsie Roll Industries, Inc.             1,144     33,908
            Tyson Foods, Inc. Class A                 6,500    129,350
           *United Natural Foods, Inc.                1,300     55,497
            Village Super Market, Inc.                  194      5,246
            Wal-Mart Stores, Inc.                     6,200    340,876
            WD-40 Co.                                   400     16,600
            Weis Markets, Inc.                          788     32,521
            Whole Foods Market, Inc.                  1,200     75,312
                                                            ----------
         Total Consumer Staples                              5,313,064
                                                            ----------

         Energy -- (13.2%)
            Alon USA Energy, Inc.                     1,100     15,125
           #*Alpha Natural Resources, Inc.            2,167    126,054
            Anadarko Petroleum Corp.                  4,100    323,654
            Apache Corp.                              1,969    262,606
            Arch Coal, Inc.                           1,500     51,450
           #*ATP Oil & Gas Corp.                      1,900     33,782
           *Atwood Oceanics, Inc.                       600     26,958
            Baker Hughes, Inc.                        2,161    167,283
           *Basic Energy Services, Inc.                 800     24,592
            Berry Petroleum Corp. Class A             1,000     53,130
           *Bill Barrett Corp.                        1,900     79,287
           *BioFuel Energy Corp.                        126         92
           *Brigham Exploration Co.                   1,900     63,707
           *Bristow Group, Inc.                         700     32,480
           *Bronco Drilling Co., Inc.                   500      5,490
            Cabot Oil & Gas Corp.                     1,700     95,676
           *Cameron International Corp.                 756     39,856
           #CARBO Ceramics, Inc.                        200     32,188
           *Carrizo Oil & Gas, Inc.                     900     35,856
           #*Cheniere Energy, Inc.                      900      8,172
            Chesapeake Energy Corp.                   5,100    171,717
            Chevron Corp.                            19,500  2,134,080
            Cimarex Energy Co.                        1,400    154,826
           *Clayton Williams Energy, Inc.               500     45,285
           *Complete Production Services, Inc.        2,100     71,274
           #*Comstock Resources, Inc.                 1,300     41,678
            ConocoPhillips                           13,100  1,033,983
            Consol Energy, Inc.                         600     32,454
           *Contango Oil & Gas Co.                      300     18,576

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CONTINUED


                                                   Shares     Value+
                                                   ------     -----

           Energy -- (Continued)..................
              Crosstex Energy, Inc.                 2,200 $   23,210
             *CVR Energy, Inc.                      3,300     73,359
             *Dawson Geophysical Co.                  200      8,920
             *Denbury Resources, Inc.               2,407     54,326
              Devon Energy Corp.                    1,930    175,630
             #Diamond Offshore Drilling, Inc.         300     22,761
             *Dresser-Rand Group, Inc.              1,200     63,048
             *Dril-Quip, Inc.                         700     53,592
              El Paso Corp.                         3,600     69,876
             *Energy Partners, Ltd.                    62      1,129
             *ENGlobal Corp.                          400      1,632
             #EOG Resources, Inc.                   1,402    158,300
             *Evolution Petroleum Corp.               800      6,344
              Exxon Mobil Corp.                    18,260  1,606,880
             *FMC Technologies, Inc.                1,600     74,368
             *Forest Oil Corp.                        600     21,546
              Frontier Oil Corp.                      400     11,176
             *FX Energy, Inc.                         300      2,463
             *General Maritime Corp.                  300        642
             *Geokinetics, Inc.                       115      1,098
             *Global Industries, Ltd.               3,500     34,510
             *GMX Resources, Inc.                     400      2,352
             #*Goodrich Petroleum Corp.               400      8,988
              Gulf Island Fabrication, Inc.           520     18,377
             *Gulfmark Offshore, Inc.                 900     38,313
             *Gulfport Energy Corp.                 1,200     40,848
              Halliburton Co.                       1,600     80,768
             *Harvest Natural Resources, Inc.       1,300     17,966
             *Helix Energy Solutions Group, Inc.    4,000     75,720
              Helmerich & Payne, Inc.               1,700    112,778
             *Hercules Offshore, Inc.                 700      4,392
              Hess Corp.                            2,980    256,161
             *HKN, Inc.                               699      2,160
             #Holly Corp.                             700     40,530
             *Hornbeck Offshore Services, Inc.      1,000     29,230
             *International Coal Group, Inc.          500      5,515
             #*ION Geophysical Corp.                5,700     72,048
              Lufkin Industries, Inc.                 800     73,864
              Marathon Oil Corp.                    6,200    335,048
             #Massey Energy Co.                     1,800    122,832
             *Matrix Service Co.                      500      7,230
             *Mitcham Industries, Inc.                300      4,794
              Murphy Oil Corp.                      1,977    153,178
             *Nabors Industries, Ltd.                 300      9,192
              National-Oilwell, Inc.                5,200    398,788
             *Natural Gas Services Group, Inc.        200      3,606
             *Newfield Exploration Co.              2,180    154,344
             *Newpark Resources, Inc.               3,400     30,702
              Noble Energy, Inc.                    1,900    182,913
              Occidental Petroleum Corp.            4,235    484,018
             *Oceaneering International, Inc.         300     26,226
             *Oil States International, Inc.        1,500    124,515
             #Overseas Shipholding Group, Inc.      1,100     30,646
             *OYO Geospace Corp.                      200     18,656
              Panhandle Oil & Gas, Inc.               200      6,052
             *Parker Drilling Co.                   4,500     32,085
             *Patriot Coal Corp.                      580     14,604
             #Patterson-UTI Energy, Inc.            6,200    192,882
              Peabody Energy Corp.                    900     60,138
              Penn Virginia Corp.                   1,600     24,736
             #*Petrohawk Energy Corp.               3,500     94,535

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CONTINUED


                                                       Shares      Value+
                                                       ------      -----

      Energy -- (Continued)...........................
        *Petroleum Development Corp...................   900  $    35,838
        #*PetroQuest Energy, Inc...................... 2,200       19,272
        *PHI, Inc.....................................   400        8,952
        *Pioneer Drilling Co.......................... 1,900       29,450
         Pioneer Natural Resources Co................. 2,300      235,129
        *Plains Exploration & Production Co........... 2,100       79,884
        *Pride International, Inc..................... 4,104      180,207
         QEP Resources, Inc........................... 2,300       98,279
        *Quicksilver Resources, Inc................... 1,800       26,730
         Range Resources Corp.........................   600       33,870
        *Rex Energy Corp.............................. 1,300       16,679
        *Rosetta Resources, Inc....................... 1,300       59,709
        *Rowan Cos., Inc.............................. 2,000       83,400
        *SandRidge Energy, Inc........................ 2,028       25,066
         Schlumberger, Ltd............................ 1,072       96,212
         SEACOR Holdings, Inc.........................   900       88,947
        #*Seahawk Drilling, Inc.......................   360        2,646
         SM Energy Co................................. 1,200       91,032
         Southern Union Co............................ 1,300       38,870
        *Southwestern Energy Co.......................   600       26,316
         Spectra Energy Corp.......................... 1,345       39,059
        *Stone Energy Corp............................ 1,546       54,667
         Sunoco, Inc.................................. 1,700       72,522
        *Superior Energy Services, Inc................ 2,300       88,366
        *Swift Energy Corp............................   900       35,271
        *Tesoro Petroleum Corp........................ 4,103      111,273
        *Tetra Technologies, Inc...................... 3,100       45,787
        *TGC Industries, Inc..........................   578        4,757
         Tidewater, Inc............................... 1,700      101,167
        *Toreador Resources Corp......................   476        3,860
        *Union Drilling, Inc..........................   800       10,848
        *Unit Corp.................................... 1,100       69,322
        #*USEC, Inc................................... 2,500       11,450
        *VAALCO Energy, Inc........................... 2,000       13,940
         Valero Energy Corp........................... 5,600      158,480
        *Venoco, Inc.................................. 1,300       24,167
        #W&T Offshore, Inc............................ 2,200       58,982
        *Warren Resources, Inc........................ 1,500        6,795
        *Westmoreland Coal Co.........................   200        3,744
        *Whiting Petroleum Corp....................... 1,800      125,100
         Williams Cos., Inc. (The).................... 1,624       53,868
         World Fuel Services Corp..................... 1,800       71,244
                                                              -----------
      Total Energy....................................         13,479,008
                                                              -----------

      Financials -- (16.5%)...........................
         21st Century Holding Co......................   200          590
         Abington Bancorp, Inc........................   800        9,696
         Advance America Cash Advance Centers, Inc.... 1,700        9,996
        #*Affiliated Managers Group, Inc..............   800       87,264
        *Affirmative Insurance Holdings, Inc..........   200          494
        *Allegheny Corp...............................   216       71,143
         Alliance Financial Corp......................    47        1,515
         Allstate Corp. (The)......................... 5,200      175,968
        *Altisource Portfolio Solutions SA............   218        7,081
        *American Capital, Ltd........................ 6,128       62,935
         American Equity Investment Life Holding Co... 1,700       21,862
         American Express Co.......................... 2,700      132,516
         American Financial Group, Inc................ 2,700       96,579
         American National Bankshares, Inc............   200        4,628
         American National Insurance Co...............   100        7,910
         Ameriprise Financial, Inc.................... 1,000       62,060

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CONTINUED


                                                       Shares   Value+
                                                       ------   -----

          Financials -- (Continued)...................
            *AMERISAFE, Inc...........................    500 $ 11,165
            *AmeriServe Financial, Inc................    560    1,344
             AON Corp.................................  1,582   82,533
            *Arch Capital Group, Ltd..................    426   44,304
            *Asset Acceptance Capital Corp............  1,000    5,680
             Associated Banc-Corp.....................  3,800   55,480
             Asta Funding, Inc........................    300    2,433
            #Astoria Financial Corp...................  2,600   37,622
            *Atlantic Coast Financial Corp............     29      283
            *Avatar Holdings, Inc.....................    500    9,000
            *B of I Holding, Inc......................    218    3,662
             BancFirst Corp...........................    497   20,014
             Bancorp Rhode Island, Inc................    100    4,436
            *Bancorp, Inc.............................    400    3,916
             BancorpSouth, Inc........................  2,400   32,520
             Bank of America Corp..................... 52,133  640,193
            #Bank of Hawaii Corp......................    900   43,911
             Bank of Kentucky Financial Corp..........    108    2,520
             Bank of New York Mellon Corp. (The)......  9,600  278,016
             Bank of the Ozarks, Inc..................    400   17,812
             BankFinancial Corp.......................    800    7,312
             Banner Corp..............................    500    1,375
            #BB&T Corp................................  6,900  185,748
             Beacon Federal Bancorp, Inc..............    224    3,167
             Berkshire Hills Bancorp, Inc.............    558   12,443
            #BGC Partners, Inc. Class A...............    900    8,685
            *BlackRock, Inc...........................    200   39,188
            *BOK Financial Corp.......................    949   51,037
             Boston Private Financial Holdings, Inc...  2,800   19,572
            *Bridge Capital Holdings..................    114    1,172
             Brookline Bancorp, Inc...................  2,000   18,440
             Brooklyn Federal Bancorp, Inc............    100       55
            *Brown & Brown, Inc.......................  3,200   82,720
             Calamos Asset Management, Inc............    200    3,254
             California First National Bancorp........      3       46
             Camden National Corp.....................    200    6,910
             Capital City Bank Group, Inc.............    600    6,720
             Capital One Financial Corp...............  4,900  268,177
            #*Capitol Federal Financial, Inc..........  1,131   12,803
             Cardinal Financial Corp..................    700    7,868
             Cash America International, Inc..........  1,000   47,450
             Cathay General Bancorp...................  1,600   27,280
            #*CB Richard Ellis Group, Inc.............  1,100   29,381
             Center Bancorp, Inc......................    448    4,283
            #Charles Schwab Corp. (The)...............  1,920   35,155
             Chemical Financial Corp..................    800   16,104
            *Chicopee Bancorp, Inc....................     89    1,265
            #Chubb Corp...............................  3,412  222,428
            #Cincinnati Financial Corp................  3,560  112,781
            *Citigroup, Inc........................... 70,645  324,261
            *Citizens Community Bancorp, Inc..........    300    1,598
            *Citizens, Inc............................  1,100    8,195
            #City Holding Co..........................    600   20,460
            #*City National Corp......................  1,800  102,798
             CME Group, Inc...........................    400  118,308
             CNA Financial Corp.......................  6,200  192,448
            *CNA Surety Corp..........................  1,700   45,033
            #CoBiz Financial, Inc.....................    800    5,432
            #Cohen & Steers, Inc......................    104    3,272
             Columbia Banking System, Inc.............    600   11,316
             Comerica, Inc............................  2,740  103,928

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
                                                      Shares   Value+
                                                      ------   -----

           Financials -- (Continued)
              Commerce Bancshares, Inc.               1,336  $ 56,860
              Community Trust Bancorp, Inc.             500    14,150
              Consolidated-Tokoma Land Co.              200     6,186
              Cullen Frost Bankers, Inc.                920    54,501
             #CVB Financial Corp.                     3,660    35,648
             #Delphi Financial Group, Inc. Class A    1,500    47,925
              Dime Community Bancshares, Inc.         1,100    17,006
              Discover Financial Services             9,000   223,560
             #*Dollar Financial Corp.                   900    20,691
              Donegal Group, Inc. Class A               700     9,548
             *E*Trade Financial Corp.                 1,950    31,668
              East West Bancorp, Inc.                 1,935    40,887
             #*Eaton Vance Corp.                        400    13,508
              Employers Holdings, Inc.                1,500    30,240
             *Encore Capital Group, Inc.                900    26,946
             *Endurance Specialty Holdings, Ltd.      1,700    75,378
             *Enstar Group, Ltd.                        200    22,430
              Enterprise Financial Services Corp.       428     6,377
             *Erie Indemnity Co.                        900    65,187
              ESB Financial Corp.                       477     8,095
              Everest Re Group, Ltd.                    600    54,672
             *EzCorp, Inc.                            2,100    66,129
             #F.N.B. Corp.                            2,768    30,310
              FBL Financial Group, Inc. Class A       1,100    33,550
              Federal Agricultural Mortgage Corp.       200     3,790
             #Federated Investors, Inc. Class B         700    18,046
             #Fidelity National Financial, Inc.       5,500    84,920
              Fifth Third Bancorp.                    6,945    92,160
             *First Acceptance Corp.                  1,000     1,810
             *First American Financial Corp.          2,600    40,560
              First Bancorp                             600     8,376
              First Bancorp, Inc.                       147     2,183
              First Busey Corp.                       1,600     8,400
              *First Cash Financial Services, Inc.      844    33,119
              First Citizens BancShares, Inc.           400    80,004
              First Commonwealth Financial Corp.      2,400    14,880
              First Community Bancshares, Inc.          400     5,944
              First Financial Bancorp                 2,100    34,608
             #First Financial Bankshares, Inc.          700    38,794
              First Financial Corp.                     500    16,080
              First Financial Holdings, Inc.            400     4,392
             #First Horizon National Corp.              212     2,321
             *First Marblehead Corp. (The)            2,100     4,515
              First Midwest Bancorp, Inc.             1,400    18,340
              First Niagara Financial Group, Inc.     9,734   140,170
              First South Bancorp, Inc.                 400     1,792
             *FirstCity Financial Corp.                 400     2,688
             #FirstMerit Corp.                        3,239    56,585
              Flagstone Reinsurance Holdings SA       2,200    18,502
              Flushing Financial Corp.                  700    10,304
             *Forest City Enterprises, Inc. Class B     178     3,413
             *Forestar Group, Inc.                      500     9,835
              Fox Chase Bancorp, Inc.                   563     7,685
              Franklin Resources, Inc.                  500    64,560
              Fulton Financial Corp.                  6,740    78,723
              Gallagher (Arthur J.) & Co.             1,600    47,648
              GAMCO Investors, Inc.                     160     8,232
             *Genworth Financial, Inc. Class A        2,200    26,818
              German American Bancorp, Inc.             482     8,411
              GFI Group, Inc.                           800     4,088
             #Glacier Bancorp, Inc.                   1,700    25,551

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
                                                      Shares     Value+
                                                      ------     -----

        Financials -- (Continued)....................
           Goldman Sachs Group, Inc. (The)             3,640 $  549,676
           Great Southern Bancorp, Inc.                  500     10,350
          #*Greene Bancshares, Inc...................    403        818
          #Greenhill & Co., Inc......................    200     11,800
          *Guaranty Bancorp..........................    315        454
          *Hallmark Financial Services, Inc..........    800      6,840
          *Hampton Roads Bankshares, Inc.............      2         27
           Hancock Holding Co.                         1,100     35,926
           Hanover Insurance Group, Inc.               1,500     63,330
           Harleysville Group, Inc.                      949     30,444
          *Harris & Harris Group, Inc................  1,000      5,220
           Hartford Financial Services Group, Inc.     3,838    111,187
           HCC Insurance Holdings, Inc.                2,600     84,604
           Heartland Financial USA, Inc.                 310      4,873
          #*Heritage Commerce Corp...................    600      3,138
          *Heritage Financial Corp...................    249      3,670
           Heritage Financial Group, Inc.                114      1,377
           HF Financial Corp.                             99      1,096
           Home Federal Bancorp, Inc.                    615      7,472
           Horace Mann Educators Corp.                 1,500     26,820
           Hudson City Bancorp, Inc.                   7,200     68,616
           Huntington Bancshares, Inc.                14,280     96,961
           IBERIABANK Corp.                              700     42,007
           Independent Bank Corp.                        618     18,114
           International Bancshares Corp.              1,400     24,668
          *Internet Capital Group, Inc...............  1,300     18,057
          *Intervest Bancshares Corp.................    200        686
          *INTL FCStone, Inc.........................    500     13,240
          *Investment Technology Group, Inc..........  1,400     23,954
          *Investors Bancorp, Inc....................  3,832     57,633
          #*Janus Capital Group, Inc.................  2,400     29,208
          #*Jefferies Group, Inc.....................  2,700     65,259
          *Jones Lang LaSalle, Inc...................    400     40,952
           JPMorgan Chase & Co.                       36,609  1,670,469
           Kaiser Federal Financial Group, Inc.          287      3,605
          #KBW, Inc..................................    100      2,272
           Kearny Financial Corp.                      1,800     17,226
           KeyCorp                                    15,000    130,050
           Lakeland Bancorp, Inc.                        840      8,980
           Lakeland Financial Corp.                      508     11,130
           Legacy Bancorp, Inc.                          300      4,068
           Legg Mason, Inc.                            1,927     71,588
          #Leucadia National Corp....................  1,800     69,588
           Lincoln National Corp.                      4,300    134,289
           LNB Bancorp, Inc.                             200      1,166
          #M&T Bank Corp.............................  1,600    141,392
           MainSource Financial Group, Inc.              700      6,741
          *Markel Corp...............................    200     83,456
           MarketAxess Holdings, Inc.                  1,096     26,688
          *Marlin Business Services Corp.............    400      4,876
           Marsh & McLennan Cos., Inc.                 2,800     84,784
           Marshall & Ilsley Corp.                     7,800     63,726
          *Maui Land & Pineapple Co., Inc............    240      1,262
          #MB Financial, Inc.........................  1,200     24,828
          #*MBIA, Inc................................  1,200     12,384
           MCG Capital Corp.                           2,900     19,140
           Meadowbrook Insurance Group, Inc.           1,400     14,336
           Medallion Financial Corp.                     600      5,538
           Merchants Bancshares, Inc.                    114      3,067
           Mercury General Corp.                       1,600     63,584
           MetLife, Inc.                               6,648    311,060

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CONTINUED


                                                         Shares   Value+
                                                         ------   -----

        Financials -- (Continued).......................
          *MF Global Holdings, Ltd......................    700 $  5,887
           MidSouth Bancorp, Inc........................     72    1,020
           MidWestOne Financial Group, Inc..............    196    2,879
           Montpelier Re Holdings, Ltd..................    400    7,236
          #Moody's Corp.................................    600   23,484
           Morgan Stanley............................... 13,180  344,657
          *MSCI, Inc....................................    500   17,735
          *Nara Bancorp, Inc............................    900    8,847
          *NASDAQ OMX Group, Inc. (The).................  2,100   56,910
           National Interstate Corp.....................    500   11,245
           National Penn Bancshares, Inc................  2,248   18,456
           National Western Life Insurance Co. Class A..     11    1,772
          *Navigators Group, Inc. (The).................    600   31,098
          #NBT Bancorp, Inc.............................  1,100   24,860
           Nelnet, Inc. Class A.........................  1,000   23,030
           New England Bancshares, Inc..................    200    1,940
           New Westfield Financial, Inc.................  1,200   10,896
          #*New York Community Bancorp, Inc.............  7,231  120,035
          *NewStar Financial, Inc.......................    332    3,967
           Northeast Community Bancorp, Inc.............    500    3,170
           Northern Trust Corp..........................    700   34,993
           Northwest Bancshares, Inc....................  3,600   45,324
           NYSE Euronext, Inc...........................  4,100  164,205
           Ocean Shore Holding Co.......................    183    2,333
           OceanFirst Financial Corp....................    600    8,700
          *Ocwen Financial Corp.........................  3,500   41,895
           Old National Bancorp.........................  2,100   21,735
           Old Republic International Corp..............  7,595   96,229
          #Old Second Bancorp, Inc......................    400      496
           OneBeacon Insurance Group, Ltd...............    800   11,240
           Oppenheimer Holdings, Inc. Class A...........    200    6,142
           optionsXpress Holdings, Inc..................    900   16,596
           Oriental Financial Group, Inc................    200    2,592
          #*Pacific Mercantile Bancorp..................    400    1,720
           PacWest Bancorp..............................    900   20,691
           Park National Corp...........................    540   37,303
           PartnerRe, Ltd...............................    600   48,216
           Peapack-Gladstone Financial Corp.............    184    2,445
           Peoples Bancorp, Inc.........................    400    5,452
          #People's United Financial, Inc...............  8,200  112,258
          *PHH Corp.....................................    200    4,292
          *Phoenix Cos., Inc. (The).....................    800    2,152
          *PICO Holdings, Inc...........................    700   22,484
          #*Pinnacle Financial Partners, Inc............    638   10,253
          #*PMI Group, Inc. (The).......................    600    1,296
           PNC Financial Services Group, Inc............  5,401  336,698
          *Popular, Inc.................................  1,100    3,465
          #*Portfolio Recovery Associates, Inc..........    500   45,130
          #PrivateBancorp, Inc..........................    700   11,018
          *ProAssurance Corp............................  1,100   73,040
           Progressive Corp.............................  2,500   54,850
           Prosperity Bancshares, Inc...................  1,400   64,190
           Protective Life Corp.........................  2,900   78,039
           Provident Financial Services, Inc............  2,100   30,492
           Provident New York Bancorp...................  1,600   15,008
           Prudential Financial, Inc....................  4,500  285,390
          #Pulaski Financial Corp.......................    143    1,050
           QC Holdings, Inc.............................    500    2,455
           Radian Group, Inc............................    200    1,186
           Raymond James Financial, Inc.................  2,026   75,975
           Regions Financial Corp....................... 16,700  122,578

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CONTINUED


                                                     Shares   Value+
                                                     ------   -----

            Financials -- (Continued)...............
               Reinsurance Group of America, Inc.... 1,625  $102,862
              #RenaissanceRe Holdings, Ltd..........   620    43,574
               Renasant Corp........................   700    11,746
               Resource America, Inc................   500     3,075
              *Riverview Bancorp, Inc...............   500     1,570
              #RLI Corp.............................   660    39,098
              *Rockville Financial, Inc.............   910     9,036
              *Rodman & Renshaw Capital Group, Inc..   900     1,773
               Roma Financial Corp..................   210     2,218
               S&T Bancorp, Inc.....................   700    14,287
              #S.Y. Bancorp, Inc....................   500    12,485
               Safety Insurance Group, Inc..........   500    23,410
               Sanders Morris Harris Group, Inc.....   700     6,041
               Sandy Spring Bancorp, Inc............   500     8,935
               SeaBright Holdings, Inc..............   600     6,132
              *SEI Investments Co...................   600    13,398
               Selective Insurance Group, Inc....... 1,800    31,752
               Sierra Bancorp.......................   286     3,189
               Simmons First National Corp..........   700    18,473
              *Southern Community Financial Corp....   501       696
               Southside Bancshares, Inc............   487    10,597
              #*Southwest Bancorp, Inc..............   600     8,508
              #*St. Joe Co. (The)...................   405    10,579
               StanCorp Financial Group, Inc........ 1,400    60,340
               State Auto Financial Corp............ 1,400    23,772
               State Bancorp, Inc...................   500     6,600
               State Street Corp.................... 1,300    60,515
              #Sterling Bancorp.....................   500     5,175
               Sterling Bancshares, Inc............. 2,400    21,336
              #Stewart Information Services Corp....   400     4,056
              #*Stifel Financial Corp............... 1,374    62,764
              #Suffolk Bancorp......................   200     3,282
              *Sun Bancorp, Inc.....................   771     2,806
               SunTrust Banks, Inc.................. 4,900   138,131
               Susquehanna Bancshares, Inc.......... 2,316    21,354
              *SVB Financial Group.................. 1,300    78,572
               SWS Group, Inc.......................   600     3,660
               Synovus Financial Corp............... 3,400     8,500
               T. Rowe Price Group, Inc.............   600    38,550
              *Taylor Capital Group, Inc............   400     3,976
              #*TCF Financial Corp.................. 2,900    45,211
              *TD Ameritrade Holding Corp...........   800    17,232
              *Tejon Ranch Co.......................   451    16,074
              *Texas Capital Bancshares, Inc........   900    23,220
              *Thomas Properties Group, Inc.........   500     1,795
               Tompkins Financial Corp..............   430    17,518
              #Tower Group, Inc.....................   700    16,009
              *TradeStation Group, Inc.............. 1,200    11,580
               Transatlantic Holdings, Inc.......... 1,800    88,722
               Travelers Cos., Inc. (The)........... 5,166   326,904
              *Tree.com, Inc........................   500     2,660
              #TriCo Bancshares.....................   500     8,155
               Trustco Bank Corp.................... 2,160    12,960
               Trustmark Corp....................... 1,900    44,156
               U.S. Bancorp......................... 7,300   188,486
               UMB Financial Corp................... 1,400    58,954
               Umpqua Holdings Corp................. 1,900    22,059
               Union Bankshares, Inc................    64     1,280
               Union First Market Bankshares Corp...   400     5,092
              #United Bankshares, Inc............... 1,400    36,624
              *United Community Banks, Inc..........   205       492

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
                                                    Shares      Value+
                                                    ------      -----

         Financials -- (Continued).................
            United Financial Bancorp, Inc..........    520 $     8,497
            United Fire & Casualty Co..............  1,000      19,800
            Unitrin, Inc...........................  2,200      66,528
            Univest Corp. of Pennsylvania..........    700      11,774
            Unum Group.............................  7,100     188,008
           #Valley National Bancorp................  5,349      76,598
            ViewPoint Financial Group..............    571       7,052
           *Virginia Commerce Bancorp, Inc.........    440       2,644
            Waddell & Reed Financial, Inc..........    800      32,808
            Washington Banking Co..................    290       4,057
            Washington Federal, Inc................  3,100      49,879
            Washington Trust Bancorp, Inc..........    517      12,113
            *Waterstone Financial, Inc.............  1,000       3,200
            Webster Financial Corp.................    900      19,368
            Wells Fargo & Co....................... 27,071     788,037
            West Bancorporation, Inc...............    700       5,453
           *West Coast Bancorp.....................    659       2,359
            Westamerica Bancorporation.............    500      25,395
           #*Western Alliance Bancorp..............    600       4,962
            White Mountains Insurance Group, Ltd...    300     107,253
            Whitney Holding Corp...................  2,000      27,080
            Wilmington Trust Corp..................  1,900       8,569
           #*Wilshire Bancorp, Inc.................    300       1,200
           #Wintrust Financial Corp................    500      16,845
           *World Acceptance Corp..................    400      27,180
            WR Berkley Corp........................  3,300     107,613
           #Zions Bancorporation...................  4,100     100,245
           *ZipRealty, Inc.........................    800       2,088
                                                           -----------
         Total Financials..........................         16,927,759
                                                           -----------

         Industrials -- (14.4%)....................
           *3D Systems Corp........................    200       8,344
            3M Co..................................  1,200     116,652
            A.O. Smith Corp........................  1,050      46,168
           #AAON, Inc..............................    560      18,396
           *AAR Corp...............................  1,300      33,852
            ABM Industries, Inc....................  1,400      34,048
           *Acacia Technologies Group..............    300      12,333
           *ACCO Brands Corp.......................  1,780      17,284
            Actuant Corp. Class A..................  1,600      44,416
           #Acuity Brands, Inc.....................    400      23,520
           *Advisory Board Co. (The)...............    200       9,344
           *Aerovironment, Inc.....................    900      25,785
           *AGCO Corp..............................  2,100     120,918
           *Air Transport Services Group, Inc......    600       4,908
           #*AirTran Holdings, Inc.................  3,000      22,530
            Alamo Group, Inc.......................    400      11,444
           #*Alaska Air Group, Inc.................    800      52,696
            Albany International Corp..............    860      21,767
            Alexander & Baldwin, Inc...............  1,300      68,510
           #*Alliant Techsystems, Inc..............    200      14,130
           *Allied Defense Group, Inc..............    300       1,020
           *Altra Holdings, Inc....................  1,300      33,007
           *Amerco, Inc............................    700      71,204
           *American Railcar Industries, Inc.......    600      16,998
           *American Reprographics Co..............    300       2,685
            American Science & Engineering, Inc....    200      17,620
            American Woodmark Corp.................    490       9,952
            Ameron International Corp..............    340      23,916
            Ametek, Inc............................    750      34,530
            Ampco-Pittsburgh Corp..................    500      13,435

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
                                                    Shares   Value+
                                                    ------   -----

            Industrials -- (Continued).............
              #Apogee Enterprises, Inc............. 1,100  $ 15,708
              #Arkansas Best Corp..................   900    20,709
              *Armstrong World Industries, Inc.     1,149    51,418
              *Astec Industries, Inc.                 700    27,146
              *Astronics Corp.                        400    10,400
              *Atlas Air Worldwide Holdings, Inc.     850    58,574
               Avery Dennison Corp.                 1,326    55,347
              #*Avis Budget Group, Inc.             2,700    51,192
               AZZ, Inc.                              300    13,134
              #Badger Meter, Inc...................   200     7,582
              *Baker (Michael) Corp................   300     7,392
              *Baldwin Technology Co. Class A......   300       516
              #Barnes Group, Inc................... 1,200    29,688
               Barrett Business Services, Inc......   300     4,836
              *BE Aerospace, Inc................... 1,600    61,744
              *Beacon Roofing Supply, Inc..........   200     4,464
               Belden, Inc......................... 1,800    68,454
              *Blount International, Inc...........   700    11,620
              *BlueLinx Holdings, Inc.............. 1,100     3,982
               Boeing Co. (The).................... 1,600   127,648
               Brady Co. Class A................... 1,500    56,565
               Briggs & Stratton Corp.............. 1,400    33,026
               Brink's Co. (The)................... 1,497    49,416
              *BTU International, Inc..............   300     3,417
               Bucyrus International, Inc..........   600    54,870
               C.H. Robinson Worldwide, Inc........   300    24,054
              *CAI International, Inc..............   600    15,096
              *Carlisle Cos., Inc.................. 2,000    99,080
               Cascade Corp........................   400    18,320
              *Casella Waste Systems, Inc..........   700     4,732
               Caterpillar, Inc.................... 1,400   161,574
              #*CBIZ, Inc.......................... 1,800    13,194
               CDI Corp............................   700    10,374
              *CECO Environmental Corp.............   200     1,142
              *Celadon Group, Inc..................   500     7,385
              #*Cenveo, Inc........................   300     1,944
              *Ceradyne, Inc.......................   600    28,116
              *Chart Industries, Inc...............    83     4,035
               Cintas Corp......................... 2,200    68,310
               CIRCOR International, Inc...........   500    22,715
               CLAROC, Inc.........................   900    40,671
              *Clean Harbors, Inc..................   200    19,700
              *Colfax Corp.........................   600    13,110
              *Columbus McKinnon Corp..............   700    14,000
               Comfort Systems USA, Inc............ 1,200    14,652
              *Commercial Vehicle Group, Inc.......   400     6,904
              *Consolidated Graphics, Inc..........   500    28,075
              #Con-way, Inc........................ 1,428    55,578
               Cooper Industries P.L.C.............   883    58,234
              *Copart, Inc.........................   580    26,315
               Corporate Executive Board Co........   300    11,955
              *Corrections Corp. of America........ 3,900    97,071
              *CoStar Group, Inc...................   500    34,010
               Courier Corp........................   500     6,850
               Covanta Holding Corp................ 4,200    72,114
              *CRA International, Inc..............   400    11,380
               Crane Co............................ 1,300    64,883
               CSX Corp............................ 3,900   306,891
               Cubic Corp..........................   800    43,264
               Cummins, Inc........................   500    60,090
               Curtiss-Wright Corp................. 1,000    33,250

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
                                                        Shares     Value+
                                                        ------     -----

      Industrials -- (Continued).......................
         Danaher Corp..................................  2,000 $  110,480
         Deere & Co....................................    800     78,000
         Deluxe Corp...................................    700     18,956
        *DigitalGlobe, Inc.............................    400     11,600
        #Donaldson Co., Inc............................    400     24,492
         Dover Corp....................................  2,500    170,100
         Ducommun, Inc.................................    300      6,825
        #Dun & Bradstreet Corp. (The)..................    200     16,436
        *DXP Enterprises, Inc..........................    200      5,250
        *Dycom Industries, Inc.........................  1,300     19,318
         Dynamic Materials Corp........................    200      5,204
        #*Eagle Bulk Shipping, Inc.....................  2,300      7,889
         Eastern Co....................................    142      2,698
         Eaton Corp....................................  1,800     96,354
        *EMCOR Group, Inc..............................  1,600     49,552
         Emerson Electric Co...........................  1,500     91,140
        #Encore Wire Corp..............................    700     19,537
        #*Energy Conversion Devices, Inc...............    800      1,600
        *EnerSys.......................................  1,600     60,624
         Ennis, Inc....................................    500      9,340
        *EnPro Industries, Inc.........................    600     24,048
         Equifax, Inc..................................  2,000     75,060
         ESCO Technologies, Inc........................    800     29,344
        *Esterline Technologies Corp...................  1,000     71,800
         Expeditors International of Washington, Inc...    700     37,989
        *Exponent, Inc.................................    500     21,455
        #Fastenal Co...................................    600     40,254
         Federal Signal Corp...........................  1,700     11,475
         FedEx Corp....................................  2,868    274,382
        *Flanders Corp.................................    700      2,555
        *Flow International Corp.......................    920      3,965
         Flowserve Corp................................    200     25,324
         Fluor Corp....................................    644     45,041
         Forward Air Corp..............................    800     26,896
        *Franklin Covey Co.............................    700      6,454
         Franklin Electric Co., Inc....................    700     31,577
        #*FTI Consulting, Inc..........................  1,000     39,900
        *FuelCell Energy, Inc..........................  1,500      2,565
        *Furmanite Corp................................    800      6,704
         G & K Services, Inc. Class A..................    800     26,480
         Gardner Denver Machinery, Inc.................  1,100     95,051
         GATX Corp.....................................  1,600     67,632
        *GenCorp, Inc..................................  1,200      7,836
        #*General Cable Corp...........................    500     24,250
         General Dynamics Corp.........................  1,700    123,794
         General Electric Co........................... 50,400  1,030,680
        *Genesee & Wyoming, Inc........................  1,000     61,980
        *GEO Group, Inc. (The).........................  1,630     43,488
        *GeoEye, Inc...................................    600     22,254
        #*Gibraltar Industries, Inc....................    800      9,344
         Goodrich Corp.................................    700     61,859
        #Gorman-Rupp Co. (The).........................    500     20,225
        *GP Strategies Corp............................    600      7,854
        *Graco, Inc....................................    600     30,018
        *Graftech International, Ltd...................  1,400     32,480
         Granite Construction, Inc.....................    400     10,872
         Great Lakes Dredge & Dock Corp................  1,000      7,450
        *Greenbrier Cos., Inc..........................    700     18,949
        *H&E Equipment Services, Inc...................    400      7,960
         Hardinge, Inc.................................    300      3,885
        *Harsco Corp...................................  1,100     39,160

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CONTINUED


                                                       Shares   Value+
                                                       ------   -----

         Industrials -- (Continued)...................
           *Hawaiian Holdings, Inc.................... 1,200. $  7,020
            Healthcare Services Group, Inc............   630.   11,189
            Heartland Express, Inc.................... 2,400.   41,400
           #HEICO Corp................................   469.   22,575
            HEICO Corp. Class A.......................   762.   27,114
            Heidrick & Struggles International, Inc...   400.    9,360
           *Heritage-Crystal Clean, Inc...............    99.    1,678
            Herman Miller, Inc........................   600.   15,612
           *Hertz Global Holdings, Inc................   800.   13,768
           *Hexcel Corp............................... 1,100.   23,683
           *Hill International, Inc...................   900.    4,563
            HNI Corp..................................   600.   16,512
            Honeywell International, Inc.............. 1,400.   85,722
            Horizon Lines, Inc........................   800.    1,416
            Houston Wire & Cable Co...................   221.    3,711
           *Hub Group, Inc. Class A...................   900.   36,252
            Hubbell, Inc. Class B..................... 1,400.   97,986
           *Hudson Highland Group, Inc................   700.    4,221
           #*Huntington Ingalls Industries, Inc.......   499.   19,960
           *Hurco Cos., Inc...........................   200.    6,494
           *Huron Consulting Group, Inc...............   200.    5,760
           *IDEX Corp................................. 2,320.  108,854
           *IHS, Inc..................................   300.   26,472
           *II-VI, Inc................................   700.   40,495
            Illinois Tool Works, Inc.................. 1,200.   70,092
            Ingersoll-Rand P.L.C...................... 3,500.  176,750
           #*Innerworkings, Inc.......................   440.    3,947
           *Innovative Solutions & Support, Inc.......   400.    2,268
           *Insituform Technologies, Inc.............. 1,400.   35,434
            Insperity, Inc............................   600.   18,174
            Insteel Industries, Inc...................   600.    8,958
           *Integrated Electrical Services, Inc.......   500.    1,690
            Interface, Inc. Class A................... 1,994.   37,168
           *Interline Brands, Inc..................... 1,100.   23,232
            International Shipholding Corp............   200.    4,798
            Intersections, Inc........................   500.    7,525
           #Iron Mountain, Inc........................ 2,600.   82,810
            ITT Industries, Inc.......................   817.   47,214
           *J.B. Hunt Transport Services, Inc.........   520.   24,794
           #*Jacobs Engineering Group, Inc............   400.   19,844
           #*JetBlue Airways Corp..................... 5,900.   33,394
            John Bean Technologies Corp...............   329.    6,649
           #*Joy Global, Inc..........................   500.   50,475
           *Kadant, Inc...............................   400.   12,340
            Kaman Corp. Class A.......................   600.   22,320
           *Kansas City Southern...................... 1,800.  104,598
           *KAR Auction Services, Inc.................   319.    6,220
            Kaydon Corp...............................   800.   30,960
           *Kelly Services, Inc. Class A.............. 1,032.   19,722
            Kennametal, Inc........................... 2,300.   97,106
           *Key Technology, Inc.......................   200.    3,722
           *Kforce, Inc............................... 1,300.   20,345
            Kimball International, Inc. Class B.......   600.    4,488
           *Kirby Corp................................ 1,500.   85,170
            Knight Transportation, Inc................ 1,400.   25,214
            Knoll, Inc................................   500.    9,815
           *Korn/Ferry International.................. 1,200.   24,852
           *Kratos Defense & Security Solutions, Inc..   783.   10,704
            L-3 Communications Holdings, Inc.......... 1,400.  112,266
           *LaBarge, Inc..............................   520.    9,953
           *Ladish Co., Inc...........................   500.   28,350

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
                                                      Shares   Value+
                                                      ------   -----

          Industrials -- (Continued).................
            *Landstar System, Inc....................   400. $ 18,960
             Lawson Products, Inc....................   185     4,076
            *Layne Christensen Co....................   500.   14,880
             LB Foster Co. Class A...................   400.   17,024
             Lennox International, Inc...............   560.   27,222
             Lincoln Electric Holdings, Inc.......... 1,104.   86,752
            #Lindsay Corp............................   586.   42,966
            *LMI Aerospace, Inc......................   300.    6,015
            #Lockheed Martin Corp....................   600.   47,550
             LSI Industries, Inc.....................   700.    5,803
            *Lydall, Inc.............................   400.    3,900
            *M&F Worldwide Corp......................   400.   10,036
            *Manitex International, Inc..............   225.    1,330
             Manitowoc Co., Inc. (The)............... 5,700.  126,483
             Manpower, Inc........................... 1,240.   82,150
             Marten Transport, Ltd...................   600.   13,416
            #Masco Corp.............................. 5,100.   68,442
            *MasTec, Inc............................. 1,900.   43,092
             McGrath Rentcorp........................   900.   25,551
            *Meritor, Inc............................ 1,640.   28,224
            *Metalico, Inc........................... 1,567.    9,935
             Met-Pro Corp............................   533.    6,337
            *MFRI, Inc...............................   200.    2,070
            #*Microvision, Inc.......................   600.      936
            *Middleby Corp...........................   379.   33,985
             Miller Industries, Inc..................   300.    4,746
            #Mine Safety Appliances Co............... 1,000.   39,680
            #*Mobile Mini, Inc....................... 1,000.   24,910
            *Monster Worldwide, Inc.................. 4,500.   73,845
            *Moog, Inc............................... 1,100.   48,532
            *Moog, Inc. Class B......................   138.    6,101
            *MSC Industrial Direct Co., Inc. Class A.   300.   21,477
             Mueller Industries, Inc................. 1,100.   43,032
             Mueller Water Products, Inc............. 1,700.    7,480
             NACCO Industries, Inc. Class A..........   200.   21,046
             National Technical Systems, Inc.........   300.    2,232
            *Navigant Consulting, Inc................ 2,000.   23,300
            *NN, Inc.................................   700.   12,271
             Nordson Corp............................ 1,000.   56,970
             Norfolk Southern Corp................... 3,900.  291,252
             Northrop Grumman Corp................... 2,995.  190,512
            *Northwest Pipe Co.......................   100.    2,406
            *Old Dominion Freight Line, Inc.......... 1,200.   44,904
            *Omega Flex, Inc.........................   169.    2,385
            *On Assignment, Inc...................... 1,800.   19,746
            *Orbital Sciences Corp................... 1,400.   26,362
            *Orion Energy Systems, Inc...............   900.    3,303
            *Orion Marine Group, Inc................. 1,000.   10,330
            *Oshkosh Corp............................   700.   22,162
            *Owens Corning, Inc...................... 2,800.  105,952
            *P.A.M. Transportation Services, Inc.....   300.    3,411
             PACCAR, Inc.............................   750.   39,832
            #*Pacer International, Inc...............   600.    3,594
             Parker Hannifin Corp....................   800.   75,456
            *Patriot Transportation Holding, Inc.....    42.    1,059
             Pentair, Inc............................ 1,740.   69,878
            *Pinnacle Airlines Corp..................   600.    3,270
            #Pitney Bowes, Inc.......................   900.   22,104
            #*PMFG, Inc..............................   300.    6,876
            *Powell Industries, Inc..................   300.   11,856
            *PowerSecure International, Inc..........   500.    3,925

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CONTINUED


                                                   Shares   Value+
                                                   ------   -----

             Industrials -- (Continued)...........
                Precision Castparts Corp..........    200 $ 30,904
                Preformed Line Products Co........    191   13,723
               *Quality Distribution, Inc.........   `700    8,330
                Quanex Building Products Corp.....  1,300   27,248
               *Quanta Services, Inc..............  1,200   26,016
                R. R. Donnelley & Sons Co.........  3,900   73,554
                Raven Industries, Inc.............    300   16,308
                Raytheon Co.......................  1,900   92,245
               *RBC Bearings, Inc.................    700   27,482
               *RCM Technologies, Inc.............    400    2,260
                Regal-Beloit Corp.................  1,200   90,948
                Republic Services, Inc............  4,310  136,282
                Resources Connection, Inc.........    900   13,311
                Robbins & Myers, Inc..............  1,536   66,770
               #Robert Half International, Inc....    460   13,952
                Rockwell Automation, Inc..........    700   60,991
                Rockwell Collins, Inc.............    500   31,550
               *Rollins, Inc......................  1,260   26,422
                Roper Industries, Inc.............  1,500  129,735
               *Rush Enterprises, Inc. Class A....    950   20,016
                Ryder System, Inc.................  1,700   90,950
               *Sauer-Danfoss, Inc................  2,100  123,963
                Schawk, Inc.......................    800   15,088
               #*School Specialty, Inc............    400    5,924
               *Shaw Group, Inc...................    800   31,120
                Simpson Manufacturing Co., Inc....  1,600   44,672
                SkyWest, Inc......................  2,000   33,060
               *SL Industries, Inc................    200    4,234
                Southwest Airlines Co............. 15,500  182,125
               *Spire Corp........................    200      792
               *Spirit Aerosystems Holdings, Inc..  2,500   61,500
               #SPX Corp..........................    800   69,160
               *Standard Parking Corp.............    200    3,498
               #Standard Register Co..............    700    2,408
                Standex International Corp........    300   10,968
               #Steelcase, Inc. Class A...........  2,400   27,720
               #*Stericycle, Inc..................    300   27,384
               *Sterling Construction Co., Inc....    400    5,996
                Sun Hydraulics, Inc...............    200    9,298
               *SunPower Corp. Class B............    740   15,814
                Superior Uniform Group, Inc.......    200    2,253
               *SYKES Enterprises, Inc............  1,500   30,045
               *Sypris Solutions, Inc.............    700    3,514
                TAL International Group, Inc......  1,100   39,655
               *Taser International, Inc..........    900    4,014
               *Team, Inc.........................    700   17,465
               *Tecumseh Products Co. Class A.....    300    3,072
               *Teledyne Technologies, Inc........    800   40,392
                Tennant Co........................    500   20,510
               *Terex Corp........................  1,200   41,736
               *Tetra Tech, Inc...................  1,300   30,706
               #Textron, Inc......................  2,314   60,395
               *Thomas & Betts Corp...............  1,500   86,955
               *Timken Co.........................  1,500   84,585
               #Titan International, Inc..........  1,230   37,995
                Toro Co...........................    400   27,164
               #Towers Watson & Co................    200   11,472
               *TRC Cos., Inc.....................    700    3,500
                Tredegar Industries, Inc..........    800   17,504
               *Trex Co., Inc.....................    400   12,832
               #Trinity Industries, Inc...........  1,900   68,780

                                      611

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CONTINUED


                                                   Shares      Value+
                                                   ------      -----

          Industrials -- (Continued)..............
            #Triumph Group, Inc...................   500. $    43,060
            *TrueBlue, Inc........................ 1,500.      21,120
             Tutor Perini Corp....................   600.      15,996
             Twin Disc, Inc.......................   400.      13,628
             Tyco International, Ltd..............   831.      40,480
            *Ultralife Corp.......................   400.       1,760
             UniFirst Corp........................   440.      22,774
             Union Pacific Corp................... 4,900.     507,003
            #*United Continental Holdings, Inc.... 1,700.      38,794
             United Parcel Service, Inc........... 1,300.      97,461
            *United Rentals, Inc..................   600.      17,652
             United Stationers, Inc...............   800.      57,648
             United Technologies Corp............. 2,655.     237,835
            #Universal Forest Products, Inc.......   600.      19,374
            *URS Corp.............................   900.      40,275
            #*US Airways Group, Inc............... 2,300.      20,907
             US Ecology, Inc......................   400.       7,344
            #*USG Corp............................ 1,800.      27,756
             Valmont Industries, Inc..............   300.      31,590
            *Verisk Analytics, Inc. Class A.......   350.      11,515
            *Versar, Inc..........................   300.         915
             Viad Corp............................   700.      17,367
            #Vicor Corp...........................   900.      15,039
             Virco Manufacturing Corp.............   485.       1,484
            #*Vishay Precision Group, Inc.........   450.       7,425
            *Volt Information Sciences, Inc.......   900.       9,675
            #W.W. Grainger, Inc...................   320.      48,512
            *Wabash National Corp.................   254.       2,802
            *Wabtec Corp..........................   900.      64,242
            #*Waste Connections, Inc.............. 3,000.      92,310
            #Waste Management, Inc................ 2,274.      89,732
            #Watsco, Inc. Class A.................   400.      28,356
             Watsco, Inc. Class B.................    72.       5,110
             Watts Water Technologies, Inc........ 1,000.      38,700
            *WCA Waste Corp.......................   600.       3,582
            #Werner Enterprises, Inc.............. 2,500.      65,425
            *WESCO International, Inc.............   600.      37,170
            *Woodward, Inc........................ 1,000.      37,050
                                                          -----------
          Total Industrials.......................         14,740,655
                                                          -----------
          Information Technology -- (14.2%).......
            *Accenture P.L.C. Class A.............   500.      28,565
             Activision Blizzard, Inc............. 5,880.      66,973
            *Actuate Corp......................... 1,300.       7,579
            *ADDvantage Technologies Group, Inc...   400.       1,244
            *Adobe Systems, Inc................... 1,100.      36,905
            *ADPT Corp............................ 4,700.      13,442
            #*Adtran, Inc......................... 1,000.      41,270
            *Advanced Analogic Technologies, Inc.. 1,200.       5,112
            *Advanced Energy Industries, Inc...... 1,600.      22,640
            #*Advanced Micro Devices, Inc......... 3,400.      30,940
            *Advanced Photonix, Inc...............   600.         990
            #*Advent Software, Inc................   800.      21,784
            *Aehr Test Systems....................   200.         292
            *Agilysys, Inc........................   900.       4,698
            *Akamai Technologies, Inc.............   743.      25,589
             Altera Corp.......................... 1,600.      77,920
             American Software, Inc. Class A......   900.       7,002
            *Amkor Technology, Inc................ 1,800.      12,060
             Amphenol Corp........................   600.      33,546
            *Amtech Systems, Inc..................   400.       9,152

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
                                                     Shares   Value+
                                                     ------   -----

           Information Technology -- (Continued)....
             *Anadigics, Inc........................  1,600 $  6,256
              Analog Devices, Inc...................  1,100   44,341
             *Anaren, Inc...........................    500    8,295
              Anixter International, Inc............    900   67,626
             *Ansys, Inc............................    500   27,645
             *AOL, Inc..............................  1,187   24,191
             *Apple, Inc............................  1,600  557,168
              Applied Materials, Inc................  4,200   65,898
             *Applied Micro Circuits Corp...........  2,100   22,008
             *Ariba, Inc............................  2,000   69,540
             *Arris Group, Inc......................  3,660   43,920
             *Arrow Electronics, Inc................  3,000  136,770
             *Atheros Communications, Inc...........  1,000   44,860
             *Atmel Corp............................  3,400   52,020
             #*ATMI, Inc............................  1,100   21,901
             *AuthenTec, Inc........................    500    1,455
             *Autodesk, Inc.........................    900   40,482
              Automatic Data Processing, Inc........  2,200  119,570
             *Aviat Networks, Inc...................    949    4,859
             *Avid Technology, Inc..................    900   16,722
             *Avnet, Inc............................  2,600   94,432
              AVX Corp..............................  3,700   60,347
             *Aware, Inc............................    900    3,042
             *Axcelis Technologies, Inc.............  2,723    5,092
             *AXT, Inc..............................    800    5,592
              Bel Fuse, Inc. Class B................    300    6,039
             *Benchmark Electronics, Inc............  2,100   35,490
              Black Box Corp........................    800   27,952
             #*Blackboard, Inc......................    300   14,433
             *Blue Coat Systems, Inc................    400   11,520
             *BMC Software, Inc.....................    800   40,184
             *Bottomline Technologies, Inc..........    900   25,002
             *Brightpoint, Inc......................  1,900   19,228
             #*Broadcom Corp........................  1,100   38,698
              Broadridge Financial Solutions, Inc...    800   18,592
             *Brocade Communications Systems, Inc...  8,600   53,750
             *Brooks Automation, Inc................  2,200   26,906
             *Bsquare Corp..........................    300    2,133
              CA, Inc...............................  2,200   54,098
             #*Cabot Microelectronics Corp..........    700   34,195
             *CACI International, Inc...............  1,000   61,110
             *Cadence Design Systems, Inc...........  2,640   27,403
             *CalAmp Corp...........................    500    1,595
             *Calix, Inc............................     90    1,967
             *Callidus Software, Inc................  1,100    7,601
             *Cardtronics, Inc......................    400    8,500
              Cass Information Systems, Inc.........     60    2,395
             *CEVA, Inc.............................  1,000   30,580
             *Checkpoint Systems, Inc...............  1,300   27,378
             *Cirrus Logic, Inc.....................  1,200   19,872
              Cisco Sytems, Inc..................... 16,450  288,862
             *Citrix Systems, Inc...................    400   33,736
              Cognex Corp...........................  1,140   35,659
             *Cognizant Technology Solutions Corp...    800   66,320
             *Coherent, Inc.........................    900   56,259
              Cohu, Inc.............................    600    8,646
              Computer Sciences Corp................  2,700  137,646
             *Compuware Corp........................  7,100   80,443
             *comScore, Inc.........................    600   17,886
              Comtech Telecommunications Corp.......    500   14,150
             #*Concur Technologies, Inc.............    600   34,722

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
                                                         Shares   Value+
                                                         ------   -----

       Information Technology -- (Continued)............
         *Convergys Corp................................ 4,500  $ 65,250
         *CoreLogic, Inc................................ 2,600    47,866
         *Corning, Inc.................................. 3,600    75,384
         *Cray, Inc.....................................   400     2,688
         #*Cree, Inc....................................   600    24,444
         *CSG Systems International, Inc................   800    16,992
         *CyberOptics Corp..............................   300     2,985
         *Cymer, Inc....................................   800    38,488
         *Cypress Semiconductor Corp.................... 2,600    56,576
          Daktronics, Inc...............................   500     5,365
          DDi Corp......................................   243     2,335
         *DealerTrack Holdings, Inc.....................   700    15,722
         *Dell, Inc..................................... 5,100    79,101
         *Deltek, Inc...................................   182     1,365
         *DG FastChannel, Inc...........................   600    21,954
         *Dice Holdings, Inc............................   700    12,831
         *Diebold, Inc.................................. 1,900    64,220
         *Digi International, Inc.......................   900    10,629
         *Digimarc Corp.................................   228     6,154
         #*Digital River, Inc........................... 1,300    42,302
         *Diodes, Inc...................................   900    30,798
         #*Document Security Systems, Inc...............   200       646
         *Dolby Laboratories, Inc.......................   200    10,012
         *Dot Hill Systems Corp.........................   544     1,605
         *DSP Group, Inc................................   600     4,848
          DST Systems, Inc..............................   200     9,862
         *DTS, Inc......................................   300    13,218
         *Dynamics Research Corp........................   300     4,458
         #Earthlink, Inc................................ 3,100    25,482
         *eBay, Inc..................................... 4,300   147,920
         #*Ebix, Inc....................................   300     6,855
         *Echelon Corp..................................   600     5,706
         *EchoStar Corp.................................    60     2,225
          Electro Rent Corp.............................   900    14,175
         *Electro Scientific Industries, Inc............   800    13,160
         *Electronic Arts, Inc.......................... 2,300    46,414
         *Electronics for Imaging, Inc.................. 1,600    28,736
         *EMC Corp...................................... 6,900   195,546
         *EMCORE Corp................................... 1,200     3,132
         *EMS Technologies, Inc.........................   520    13,135
         *Emulex Corp................................... 2,400    23,256
         *Entegris, Inc................................. 4,100    35,383
         *Entorian Technologies, Inc....................    23        92
         #*Entropic Communications, Inc................. 1,007     8,821
         *Epicor Software Corp.......................... 1,500    18,750
          EPIQ Systems, Inc.............................   900    12,807
         *Equinix, Inc..................................   238    23,957
         *Euronet Worldwide, Inc........................ 1,600    30,000
         *Exar Corp..................................... 1,700    10,387
         *ExlService Holdings, Inc......................   500    10,360
         *Extreme Networks.............................. 3,207    10,038
         *F5 Networks, Inc..............................   500    50,680
         #FactSet Research Systems, Inc.................   300    32,823
          Fair Isaac Corp............................... 1,400    41,832
         *Fairchild Semiconductor International, Inc.... 3,600    75,492
         *FalconStor Software, Inc......................   700     2,982
         *Faro Technologies, Inc........................   300    12,951
         *FEI Co........................................   800    25,968
          Fidelity National Information Services, Inc... 4,549   150,572
         #*First Solar, Inc.............................   200    27,914
         *Fiserv, Inc................................... 2,400   147,144

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
                                                     Shares   Value+
                                                     ------   -----

           Information Technology -- (Continued)....
              FLIR Systems, Inc.....................    800 $ 28,176
             *FormFactor, Inc.......................  1,400   14,518
              Forrester Research, Inc...............    700   27,657
             *Frequency Electronics, Inc............    300    3,084
             *FSI International, Inc................    964    4,434
             *Gartner Group, Inc....................    900   38,619
             *Gerber Scientific, Inc................    900    8,604
             *Global Cash Access, Inc...............  1,000    3,300
             *Global Payments, Inc..................    500   26,620
             *Globecomm Systems, Inc................    600    8,592
             *Google, Inc...........................    400  217,640
             *GSI Commerce, Inc.....................    800   23,416
             #*GT Solar International, Inc..........    700    7,819
             *Hackett Group, Inc....................  1,600    6,944
             *Harmonic, Inc.........................  1,400   11,592
             #Harris Corp...........................    600   31,878
              Heartland Payment Systems, Inc........    328    6,547
              Hewlett-Packard Co....................  6,500  262,405
             *Hittite Microwave Corp................    300   19,317
             *Hutchinson Technology, Inc............  1,200    3,204
             *Hypercom Corp.........................  1,600   19,152
             *I.D. Systems, Inc.....................    400    1,792
             *IAC/InterActiveCorp...................  3,207  115,805
              iGATE Corp............................  1,200   20,352
             #*iGo, Inc.............................    500    1,475
             *Ikanos Communications, Inc............  1,100    1,386
             #*Imation Corp.........................    400    4,108
              Imergent, Inc.........................    200    1,340
             *Immersion Corp........................    800    5,792
             *Informatica Corp......................    800   44,808
             *InfoSpace, Inc........................  1,000    9,000
             *Ingram Micro, Inc. Class A............  5,200   97,396
             *Innodata Isogen, Inc..................    200      518
             *Insight Enterprises, Inc..............  1,600   27,456
             *Integral Systems, Inc.................    800    9,992
             *Integrated Device Technology, Inc.....  5,808   47,248
             *Integrated Silicon Solution, Inc......    836    8,076
              Intel Corp............................ 19,300  447,567
             *Interactive Intelligence, Inc.........    400   14,968
             #InterDigital, Inc.....................    100    4,629
             *Intermec, Inc.........................  1,700   19,516
             *Internap Network Services Corp........  1,600   12,944
             #International Business Machines Corp..  2,800  477,624
             *International Rectifier Corp..........  2,700   93,312
             *Internet Media Services, Inc..........     82       18
             *Interphase Corp.......................    200    1,082
             #Intersil Corp. Class A................  4,500   66,465
             *Intevac, Inc..........................    700    8,561
             *IntriCon Corp.........................    200      940
             *Intuit, Inc...........................    600   33,336
             *IPG Photonics Corp....................    460   31,952
             *Iteris, Inc...........................  1,100    1,518
             *Itron, Inc............................    300   16,329
             *Ixia..................................  1,873   30,605
             *IXYS Corp.............................  1,200   19,032
             #*j2 Global Communications, Inc........    700   20,622
              Jabil Circuit, Inc....................  1,300   25,792
             *Jack Henry & Associates, Inc..........  1,700   57,749
             *JDA Software Group, Inc...............  1,000   32,770
             *JDS Uniphase Corp.....................  4,600   95,864
             *Juniper Networks, Inc.................  1,100   42,163

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
                                                    Shares   Value+
                                                    ------   -----

            Information Technology -- (Continued)..
              *Kenexa Corp.........................    800 $ 23,536
              *Key Tronic Corp.....................    400    2,108
               KLA-Tencor Corp.....................  1,000   43,900
              *Knot, Inc. (The)....................  1,100   11,231
              #*Kopin Corp.........................  1,717    8,259
              *Kulicke & Soffa Industries, Inc.....  1,300   11,778
              *KVH Industries, Inc.................    400    5,240
              #*L-1 Identity Solutions, Inc........  2,900   34,017
              *Lam Research Corp...................    600   28,986
              *Lattice Semiconductor Corp..........  2,800   19,012
              *Lawson Software, Inc................  5,200   57,564
              *LeCroy Corp.........................    400    5,224
               Lender Processing Services, Inc.....    500   14,715
              *Lexmark International, Inc..........  1,600   51,600
               Linear Technology Corp..............    940   32,712
              *Lionbridge Technologies, Inc........    322    1,085
              *Liquidity Services, Inc.............    800   15,560
               Littlefuse, Inc.....................  1,100   68,431
              *LoJack Corp.........................    600    2,748
              *LoopNet, Inc........................    562   10,442
              *Loral Space & Communications, Inc...    400   27,960
              *LSI Corp............................  3,300   24,189
              *LTX-Credence Corp...................    224    1,942
              *Magma Design Automation, Inc........    400    2,544
              *Management Network Group, Inc.......    260      585
              *Manhattan Associates, Inc...........    506   18,292
              *ManTech International Corp. Class A.    600   26,334
               Marchex, Inc........................    900    6,354
              *Mastech Holdings, Inc...............     44      171
               MasterCard, Inc. Class A............    200   55,178
              *Mattson Technology, Inc.............  2,300    5,336
              *Maxim Integrated Products, Inc......  1,000   27,340
               Maximus, Inc........................    400   31,996
              *Maxwell Technologies, Inc...........    397    7,079
              *MEMC Electronic Materials, Inc......    690    8,163
              *Mentor Graphics Corp................  2,900   42,775
              *Mercury Computer Systems, Inc.......    700   13,517
               Methode Electronics, Inc............    900   11,124
               Micrel, Inc.........................  1,800   23,058
              #Microchip Technology, Inc...........  1,000   41,040
              *Micron Technology, Inc.............. 14,600  164,834
              *MICROS Systems, Inc.................    800   41,616
              *Microsemi Corp......................  1,700   40,120
               Microsoft Corp...................... 16,000  416,320
              *MicroStrategy, Inc..................     76   10,739
              *MIPS Technologies, Inc..............  1,000    8,320
               MKS Instruments, Inc................  1,700   48,246
               ModusLink Global Solutions, Inc.....  1,900    9,956
               Molex, Inc. Class A.................  1,882   42,383
              *MoneyGram International, Inc........  2,100    8,316
              *Monolithic Power Systems, Inc.......    400    6,792
              *Monotype Imaging Holdings, Inc......    300    4,080
              #*MoSys, Inc.........................  1,400    8,666
              *Motorola Mobility Holdings, Inc.....  1,812   47,221
              *Motorola Solutions, Inc.............  3,900  178,932
              *MRV Communications, Inc.............  2,481    3,796
              #MTS Systems Corp....................    300   13,281
              *Multi-Fineline Electronix, Inc......    800   21,304
              *NAPCO Security Technologies, Inc....    600    1,320
              *National Instruments Corp...........  1,500   45,510
               National Semiconductor Corp.........  1,100   26,532

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
                                                     Shares   Value+
                                                     ------   -----

            Information Technology -- (Continued)...
              *NCR Corp............................. 2,400  $ 47,544
              *NetApp, Inc.......................... 1,000    51,980
              *NETGEAR, Inc.........................   800    33,400
              #*NetLogic Microsystems, Inc..........   800    34,504
              *NetScout Systems, Inc................ 1,200    30,708
              #*NetSuite, Inc.......................   548    18,966
              *Network Equipment Technologies, Inc.. 1,100     3,707
              *NeuStar, Inc.........................   700    18,823
              *Nextwave Wireless, Inc...............   242       100
               NIC, Inc.............................   700     8,998
              *Novatel Wireless, Inc................   700     4,340
              *Novellus Systems, Inc................ 2,500    80,250
              #*Nuance Communications, Inc.......... 4,300    89,010
              *Nvidia Corp.......................... 1,350    27,000
              #*Oclaro, Inc.........................   500     5,608
              *OmniVision Technologies, Inc......... 1,900    63,840
              *ON Semiconductor Corp................ 2,299    24,162
              *Online Resources Corp................ 1,300     4,966
              *Openwave Systems, Inc................   900     1,890
              *Oplink Communications, Inc...........   800    15,840
               OPNET Technologies, Inc..............   800    31,328
               Oracle Corp.......................... 8,700   313,635
              *OSI Systems, Inc.....................   700    26,873
              *PAR Technology Corp..................   400     1,696
              *Parametric Technology Corp........... 1,900    46,113
               Park Electrochemical Corp............   600    19,182
              #Paychex, Inc.........................   800    26,168
              *PC Connection, Inc................... 1,100     9,768
              *PC Mall, Inc.........................   400     3,908
              *PC-Tel, Inc..........................   700     5,110
              *PDF Solutions, Inc...................   800     5,056
              *Perficient, Inc......................   600     7,494
              *Performance Technologies, Inc........   400       868
              *Pericom Semiconductor Corp...........   900     8,181
              *Pervasive Software, Inc..............   800     5,440
              *Photronics, Inc......................   500     4,365
              *Planar Systems, Inc..................   700     1,743
               Plantronics, Inc..................... 1,200    44,484
              *Plexus Corp.......................... 1,300    47,437
              #*PLX Technology, Inc.................   900     3,087
              *PMC-Sierra, Inc...................... 3,700    29,674
              *Polycom, Inc......................... 1,400    83,762
               Power Integrations, Inc..............   700    28,238
              #*Power-One, Inc...................... 2,200    18,172
              *Presstek, Inc........................ 1,300     2,366
              *Progress Software Corp............... 1,800    53,370
              *PROS Holdings, Inc...................   567     8,891
               QAD, Inc. Class A....................   405     4,423
               QAD, Inc. Class B....................   101     1,053
              *QLogic Corp.......................... 2,100    37,758
               QUALCOMM, Inc........................ 3,800   215,992
              *Quantum Corp......................... 5,700    18,126
              *Quest Software, Inc.................. 2,300    59,248
              #*QuickLogic Corp.....................   900     3,357
              *Radiant Systems, Inc................. 1,100    21,912
              *RadiSys Corp.........................   900     7,929
              *RAE Systems, Inc.....................   900     1,683
              *Rambus, Inc..........................   900    17,910
              *Ramtron International Corp...........   800     2,560
              *RealNetworks, Inc.................... 4,900    18,130
              *Red Hat, Inc.........................   800    37,976

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
                                                      Shares  Value+
                                                      ------  -----

           Information Technology -- (Continued).....
             *Reis, Inc..............................    200 $ 1,952
             *Relm Wireless Corp.....................    100     145
              Renaissance Learning, Inc..............    400   4,796
             *RF Micro Devices, Inc..................  2,501  16,657
              Richardson Electronics, Ltd............    500   6,740
             *RightNow Technologies, Inc.............    515  18,633
              Rimage Corp............................    400   5,984
             #*Riverbed Technology, Inc..............    750  26,355
             *Rofin-Sinar Technologies, Inc..........    800  34,648
             *Rogers Corp............................    600  24,912
             *Rovi Corp..............................    689  33,458
             #*Rubicon Technology, Inc...............    200   5,702
             *Rudolph Technologies, Inc..............  1,100  12,441
             *S1 Corp................................    471   3,236
             *Saba Software, Inc.....................    700   7,105
             #*Salesforce.com, Inc...................    300  41,580
             *Sandisk Corp...........................  1,700  83,538
             *Sapient Corp...........................  2,900  36,612
             *SAVVIS, Inc............................    948  37,313
             *ScanSource, Inc........................    700  25,039
             *Scientific Learning Corp...............    400   1,240
             *SeaChange International, Inc...........    400   4,284
             *Semtech Corp...........................  2,000  56,140
             *Sigma Designs, Inc.....................    300   3,828
             *Silicon Graphics International Corp....    600  11,028
             *Silicon Image, Inc.....................  2,500  20,800
             #*Silicon Laboratories, Inc.............    600  26,148
             *Skyworks Solutions, Inc................  1,000  31,460
             *Smart Modular Technologies (WWH), Inc..  2,400  21,936
             *Smith Micro Software, Inc..............  1,100   8,492
             *Sonus Networks, Inc....................  5,900  23,246
             *Spectrum Control, Inc..................    500   9,945
             *SRA International, Inc.................  1,400  43,386
             *SRS Labs, Inc..........................    500   4,075
              Stamps.com, Inc........................    700   9,464
             *Standard Microsystems Corp.............    800  21,720
             *StarTek, Inc...........................    500   2,720
             #*STEC, Inc.............................  1,100  23,012
             *Stratasys, Inc.........................    400  21,540
             *Super Micro Computer, Inc..............    253   4,316
             *Supertex, Inc..........................    200   4,318
             *Support.com, Inc.......................  1,800  10,314
             *Sycamore Networks, Inc.................    920  22,540
             *Symantec Corp..........................  2,300  45,195
             *Symmetricom, Inc.......................  1,403   8,558
             #*Synaptics, Inc........................    750  21,315
             *SYNNEX Corp............................  1,100  36,883
             *Synopsys, Inc..........................  2,500  68,475
              Syntel, Inc............................    400  21,872
             #*Take-Two Interactive Software, Inc....  2,100  33,978
             *Taleo Corp.............................    170   6,166
             *Tech Data Corp.........................  1,700  90,321
             *TechTarget, Inc........................    636   5,495
             *Tekelec................................  1,700  14,195
             *TeleCommunication Systems, Inc.........  1,000   4,610
             *TeleTech Holdings, Inc.................    700  13,909
              Tellabs, Inc........................... 12,600  61,992
              Telular Corp...........................    600   4,194
             *Teradata Corp..........................    800  44,736
             *Teradyne, Inc..........................  3,300  53,130
             *Tessera Technologies, Inc..............  1,100  21,736

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         Shares      Value+
                                                         ------      -----

     Information Technology -- (Continued)..............
        Texas Instruments, Inc..........................  3,200 $   113,696
        TheStreet.com, Inc..............................    300       1,080
       #*THQ, Inc.......................................  1,300       5,252
       *TIBCO Software, Inc.............................  3,600     107,964
       *TNS, Inc........................................    100       1,643
        Total System Services, Inc......................  1,114      20,999
       *Transact Technologies, Inc......................    400       4,632
       #*Travelzoo, Inc.................................    400      32,760
       #*Trimble Navigation, Ltd........................    600      28,104
       *Triquint Semiconductor, Inc.....................  5,441      74,923
       *TTM Technologies, Inc...........................  1,700      32,504
       *Tyler Technologies, Inc.........................    600      14,874
       *Ultra Clean Holdings, Inc.......................    800       9,192
       *Ultratech, Inc..................................  1,100      34,441
       *Unisys Corp.....................................    110       3,265
        United Online, Inc..............................  1,900      12,540
       #*Universal Display Corp.........................    650      35,711
       #*ValueClick, Inc................................  1,300      21,775
       *Varian Semiconductor Equipment Associates, Inc..    700      29,351
       #*Veeco Instruments, Inc.........................    700      35,791
       *VeriFone Systems, Inc...........................    300      16,446
        VeriSign, Inc...................................    700      25,872
       *Viasat, Inc.....................................  1,000      39,920
       *Vicon Industries, Inc...........................    200         980
       *Video Display Corp..............................    300       1,083
       #Virnetx Holding Corp............................  1,000      25,350
       *Virtusa Corp....................................    832      15,525
       #*Vishay Intertechnology, Inc....................  6,300     120,204
       *VistaPrint NV...................................    519      28,234
       *Vocus, Inc......................................    200       5,926
       *Web.com Group, Inc..............................  1,100      17,358
       *Western Digital Corp............................  3,500     139,300
       *Wireless Ronin Technologies, Inc................    300         366
       *Wireless Telecom Group, Inc.....................    300         270
       *Wright Express Corp.............................    500      28,165
        Xerox Corp...................................... 14,224     143,520
       #Xilinx, Inc.....................................  1,000      34,860
       *X-Rite, Inc.....................................  1,000       4,910
       *Yahoo!, Inc.....................................  3,000      53,250
       *Zebra Technologies Corp. Class A................  1,000      39,290
       *Zoran Corp......................................  1,600      16,752
                                                                -----------
     Total Information Technology.......................         14,580,045
                                                                -----------

     Materials -- (5.7%)................................
        A. Schulman, Inc................................     72       1,823
       *A.M. Castle & Co................................    700      13,216
       *AEP Industries, Inc.............................    200       6,066
        Air Products & Chemicals, Inc...................    700      66,864
        Airgas, Inc.....................................  1,200      83,340
       #AK Steel Holding Corp...........................    400       6,500
        Albemarle Corp..................................    500      35,275
        Alcoa, Inc...................................... 12,400     210,800
       #Allegheny Technologies, Inc.....................    616      44,352
       #AMCOL International Corp........................  1,000      37,220
        American Vanguard Corp..........................    800       7,136
       *AptarGroup, Inc.................................  1,600      83,920
        Arch Chemicals, Inc.............................    700      27,069
        Ashland, Inc....................................  1,841     114,289
        Ball Corp.......................................  1,000      37,310
        Bemis Co., Inc..................................  2,200      68,948
       #Boise, Inc......................................  2,225      21,850

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         Shares   Value+
                                                         ------   -----
       Materials -- (Continued).........................
          Buckeye Technologies, Inc..................... 1,800  $ 50,688
          Cabot Corp.................................... 1,200    53,820
         *Calgon Carbon Corp............................ 1,800    30,888
          Carpenter Technology Corp..................... 1,200    61,512
         *Celanese Corp. Class A........................   700    34,944
         *Century Aluminum Co........................... 4,300    85,914
          CF Industries Holdings, Inc...................   666    94,272
         *Clearwater Paper Corp.........................   400    31,392
          Cliffs Natural Resources, Inc.................   900    84,348
         *Coeur d'Alene Mines Corp......................   488    15,474
          Commercial Metals Co.......................... 3,500    58,660
          Compass Minerals International, Inc...........   300    29,283
         *Contango ORE, Inc.............................    30       522
         *Core Molding Technologies, Inc................   300     2,520
         *Crown Holdings, Inc...........................   700    26,180
          Cytec Industries, Inc......................... 1,700    99,756
          Deltic Timber Corp............................   400    27,120
          Domtar Corp...................................   802    74,602
          Dow Chemical Co. (The)........................ 6,100   250,039
          E.I. du Pont de Nemours & Co.................. 2,000   113,580
         #Eagle Materials, Inc.......................... 1,500    43,635
          Eastman Chemical Co...........................   400    42,900
          Ecolab, Inc...................................   600    31,656
         *Ferro Corp.................................... 2,200    33,000
         *Flotek Industries, Inc........................   200     1,916
          FMC Corp......................................   300    26,484
          Freeport-McMoRan Copper & Gold, Inc. Class B.. 2,800   154,084
          Friedman Industries, Inc......................   300     3,180
         #*General Moly, Inc............................   600     3,072
         *Georgia Gulf Corp.............................    28     1,103
         *Graphic Packaging Holding Co.................. 5,980    32,830
          Greif, Inc. Class A...........................   600    37,260
          Greif, Inc. Class B...........................   384    22,353
          H.B. Fuller Co................................ 1,500    32,775
          Haynes International, Inc.....................   100     5,404
         *Headwaters, Inc............................... 1,500     8,190
         #*Hecla Mining Co.............................. 2,700    25,407
          Huntsman Corp................................. 5,100   106,335
          Innophos Holdings, Inc........................   800    37,072
         *Innospec, Inc.................................   200     7,532
          International Flavors & Fragrances, Inc.......   300    19,056
          International Paper Co........................ 4,400   135,872
          Kaiser Aluminum Corp..........................   700    35,077
         *KapStone Paper & Packaging Corp............... 1,200    20,856
          KMG Chemicals, Inc............................   300     6,177
          Koppers Holdings, Inc.........................   100     4,573
          Kronos Worldwide, Inc.........................   682    41,984
         *Landec Corp...................................   800     5,184
         *Louisiana-Pacific Corp........................ 2,100    19,530
         *LSB Industries, Inc...........................   200     8,070
         *Lubrizol Corp.................................   300    40,356
         #Martin Marietta Materials, Inc................   200    18,238
         *Material Sciences Corp........................   400     3,184
         *Materion Corp.................................   600    25,056
          MeadWestavco Corp............................. 3,700   124,653
          Minerals Technologies, Inc....................   600    40,800
          Monsanto Co...................................   900    61,236
         #*Mosaic Co. (The).............................   600    44,916
          Myers Industries, Inc.........................   200     2,134
          Nalco Holding Co..............................   900    26,289
         *Nanophase Technologies Corp...................   300       393

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CONTINUED


                                                       Shares     Value+
                                                       ------     -----

        Materials -- (Continued)......................
           NewMarket Corp.............................    300 $   55,296
          #Newmont Mining Corp........................  2,600    152,386
           NL Industries, Inc.........................  1,600     22,784
           Nucor Corp.................................  1,200     56,352
           Olin Corp..................................  2,100     54,054
           Olympic Steel, Inc.........................    400     11,748
          *OM Group, Inc..............................    900     32,616
          *Omnova Solutions, Inc......................    746      6,341
          *Owens-Illinois, Inc........................    700     20,769
           Packaging Corp. of America.................  2,400     68,472
          *Penford Corp...............................    200      1,122
           PolyOne Corp...............................  3,011     43,599
           PPG Industries, Inc........................    400     37,868
           Praxair, Inc...............................    655     69,705
           Quaker Chemical Corp.......................    400     18,072
           Reliance Steel & Aluminum Co...............  1,400     79,254
          #Rock-Tenn Co. Class A......................  1,100     75,977
          *Rockwood Holdings, Inc.....................  1,700     96,458
           Royal Gold, Inc............................    900     54,882
          *RPM International, Inc.....................  3,500     82,250
          *RTI International Metals, Inc..............    700     22,358
          #Schnitzer Steel Industries, Inc. Class A...    600     37,242
           Scotts Miracle-Gro Co. Class A (The).......    500     28,235
           Sealed Air Corp............................  2,400     61,848
           Sensient Technologies Corp.................  1,700     64,413
          #Sherwin-Williams Co........................    600     49,374
           Silgan Holdings, Inc.......................    800     36,688
          *Southern Copper Corp.......................  1,800     67,428
          *Spartech Corp..............................  1,300      9,282
           Steel Dynamics, Inc........................  3,400     61,846
           Stepan Co..................................    300     21,591
          #*Stillwater Mining Co......................  4,700    107,207
           Temple-Inland, Inc.........................  2,400     56,472
           Texas Industries, Inc......................  1,000     42,170
          *Titanium Metals Corp.......................    700     14,021
          *U.S. Gold Corp.............................  1,889     17,757
          *United States Lime & Minerals, Inc.........    200      8,272
          #United States Steel Corp...................  1,600     76,336
          *Universal Stainless & Alloy Products, Inc..    200      7,250
           Valhi, Inc.................................    900     28,476
           Valspar Corp...............................  3,000    117,930
          #Vulcan Materials Co........................    500     22,600
          *Walter Energy, Inc.........................    300     41,466
           Wausau Paper Corp..........................  1,700     11,475
           Westlake Chemical Corp.....................  2,381    156,313
          #Weyerhaeuser Co............................  2,887     66,430
           Worthington Industries, Inc................  2,400     51,768
          *WR Grace & Co..............................    800     36,288
           Zep, Inc...................................    200      3,800
          *Zoltek Cos., Inc...........................    500      6,425
                                                              ----------
        Total Materials...............................         5,804,080
                                                              ----------

        Other -- (0.0%)...............................
         .#*Atlas Energy, Inc. Escrow Shares..........  1,200         --
          .*Softbrands, Inc. Escrow Shares............    600         --
                                                              ----------
        Total Other...................................                --
                                                              ----------

        Telecommunication Services -- (3.0%)..........
          #Alaska Communications Systems Group, Inc...    608      5,879
          *American Tower Corp........................    900     47,079
           AT&T, Inc.................................. 31,387    976,763

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                         ------     -----


      Telecommunication Services -- (Continued).........
         Atlantic Tele-Network, Inc.....................    500 $   18,365
        *Cbeyond, Inc...................................    300      3,828
         CenturyLink, Inc...............................  3,736    152,354
        *Cincinnati Bell, Inc...........................  4,600     13,754
        *Cogent Communications Group, Inc...............    468      6,791
        #Consolidated Communications Holdings, Inc......  1,000     18,390
        *Crown Castle International Corp................    600     25,716
        *FiberTower Corp................................     60         81
        #Frontier Communications Corp................... 13,066    108,056
        *General Communications, Inc. Class A...........  1,100     12,650
        *Global Crossing, Ltd...........................    400      9,352
         HickoryTech Corp...............................    250      2,375
        *Hughes Communications, Inc.....................    900     53,865
         IDT Corp. Class B..............................    400     11,596
        *Leap Wireless International, Inc...............  2,600     38,584
        *Level 3 Communications, Inc....................  2,800      4,368
        *MetroPCS Communications, Inc...................    933     15,702
        *NII Holdings, Inc..............................    500     20,790
        *PAETEC Holding Corp............................  1,200      4,320
        *Premiere Global Services, Inc..................  1,600     12,656
        *SBA Communications Corp........................    500     19,315
        *Sprint Nextel Corp............................. 31,900    165,242
        *SureWest Communications........................    400      5,828
         Telephone & Data Systems, Inc..................  1,300     43,628
         Telephone & Data Systems, Inc. Special Shares..    600     17,490
        *tw telecom, inc................................  1,200     25,848
        *United States Cellular Corp....................    600     29,544
         Verizon Communications, Inc.................... 30,040  1,134,911
         Warwick Valley Telephone Co....................     86      1,290
         Windstream Corp................................  2,487     31,858
                                                                ----------
      Total Telecommunication Services..................         3,038,268
                                                                ----------

      Utilities -- (2.7%)...............................
        *AES Corp.......................................  2,997     39,680
        #*AGL Resources, Inc............................  1,000     41,510
         ALLETE, Inc....................................    800     32,392
        *Alliant Energy Corp............................    400     15,816
         Ameren Corp....................................  1,300     38,103
         American Electric Power Co., Inc...............  1,100     40,128
         American States Water Co.......................    300     10,473
        *Aqua America, Inc..............................  1,500     33,825
         Artesian Resources Corp........................    200      3,908
         Atmos Energy Corp..............................  1,100     38,379
         Avista Corp....................................  1,000     24,350
        #Black Hills Corp...............................    700     24,325
        #*Cadiz, Inc....................................    300      3,735
         California Water Service Group.................    400     15,088
        *Calpine Corp...................................  7,300    122,275
         CenterPoint Energy, Inc........................  1,600     29,760
         Central Vermont Public Service Corp............    200      4,682
         CH Energy Group, Inc...........................    300     16,086
         Chesapeake Utilities Corp......................    241     10,312
         Cleco Corp.....................................    900     31,590
        #CMS Energy Corp................................  1,000     19,800
         Connecticut Water Services, Inc................    200      5,148
         Consolidated Edison, Inc.......................    700     36,484
         Constellation Energy Group, Inc................    400     14,568
        #Dominion Resources, Inc........................  1,200     55,704
        #*DPL, Inc......................................    500     15,145
         DTE Energy Co..................................    800     40,424
         Duke Energy Corp...............................  2,700     50,355

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                      Shares   Value+
                                                      ------   -----


           Utilities -- (Continued)..................
             #*Dynegy, Inc...........................  1,300 $  8,242
              Edison International, Inc..............    700   27,489
             *El Paso Electric Co....................    800   24,784
             #Empire District Electric Co............  1,000   22,440
             *Energen Corp...........................    400   26,004
              Entergy Corp...........................    500   34,860
              EQT Corp...............................    400   21,044
              Exelon Corp............................  2,549  107,440
              FirstEnergy Corp.......................  1,166   46,593
             *GenOn Energy, Inc...................... 12,987   51,039
              Great Plains Energy, Inc...............  1,400   28,812
             #*Hawaiian Electric Industries, Inc.....  1,300   33,137
              IDACORP, Inc...........................    800   31,368
             #Integrys Energy Group, Inc.............    600   31,416
              ITC Holdings Corp......................    600   42,558
             #Laclede Group, Inc.....................    500   19,185
              MDU Resources Group, Inc...............  1,100   26,279
              MGE Energy, Inc........................    400   16,804
              Middlesex Water Co.....................    300    5,664
              National Fuel Gas Co...................    300   21,990
              New Jersey Resources Corp..............    700   30,646
              NextEra Energy, Inc....................    900   50,913
              Nicor, Inc.............................    400   22,172
             #NiSource, Inc..........................  1,200   23,340
              Northeast Utilities, Inc...............    700   24,920
              Northwest Natural Gas Co...............    400   18,496
             *NRG Energy, Inc........................  3,400   82,280
             *NSTAR..................................    600   27,780
              NV Energy, Inc.........................  3,100   47,089
             *OGE Energy Corp........................    500   26,585
              Oneok, Inc.............................    600   41,964
             #Ormat Technologies, Inc................  1,400   34,860
              Otter Tail Corp........................    600   14,028
             #Pepco Holdings, Inc....................    800   15,416
              PG&E Corp..............................    842   38,799
             #Piedmont Natural Gas Co................  1,000   31,750
              Pinnacle West Capital Corp.............    500   21,695
              PNM Resources, Inc.....................    800   12,264
              Portland General Electric Co...........  1,120   27,955
              PPL Corp...............................    800   21,944
              Progress Energy, Inc...................    800   37,960
              Public Service Enterprise Group, Inc...  5,500  176,935
              Questar Corp...........................  3,600   63,252
             #SCANA Corp.............................    400   16,608
              Sempra Energy..........................    600   33,060
              SJW Corp...............................    600   13,944
             #South Jersey Industries, Inc...........    600   34,470
              Southern Co............................  1,800   70,272
              Southwest Gas Corp.....................  1,000   39,770
              TECO Energy, Inc.......................    960   18,499
              UGI Corp...............................  1,542   51,349
              UIL Holdings Corp......................    500   15,910
              UniSource Energy Corp..................    400   14,852
              Unitil Corp............................    100    2,526
             *Vectren Corp...........................    800   22,864
             #Westar Energy, Inc.....................  1,400   38,094
              WGL Holdings, Inc......................    700   27,664
              Wisconsin Energy Corp..................  1,200   37,452
              Xcel Energy, Inc.......................  1,100   26,763

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CONTINUED


                                                                                                    Shares        Value+
                                                                                                    ------        -----
Utilities -- (Continued).......................................................................
   York Water Co...............................................................................        360  $      6,286
                                                                                                            ------------
Total Utilities................................................................................                2,804,619
                                                                                                            ------------
TOTAL COMMON STOCKS............................................................................               90,113,221
                                                                                                            ------------

                                                                                                    Shares        Value+
                                                                                                    ------        -----
TEMPORARY CASH INVESTMENTS -- (0.4%)...........................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.........................    388,399       388,399
                                                                                                            ------------

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount
                                                                                                    ------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (11.6%).......................................................
(S)@DFA Short Term Investment Fund............................................................. 11,874,696    11,874,696
   @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $35,041 FNMA
    3.500%, 02/01/26, valued at $35,232) to be repurchased at $34,206..........................        $34        34,206
                                                                                                            ------------
TOTAL SECURITIES LENDING COLLATERAL............................................................               11,908,902
                                                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)..................................................................
   (Cost $97,978,894)..........................................................................             $102,410,522
                                                                                                            ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares  Value++
                                                         ------  -----

       COMMON STOCKS -- (86.0%)
       AUSTRALIA -- (6.2%)
          Adelaide Brighton, Ltd.                         6,034 $ 20,941
          AGL Energy, Ltd.                                1,753   27,976
          Alumina, Ltd.                                  36,241   90,766
          Amalgamated Holdings, Ltd.                      4,182   27,595
          Amcor, Ltd.                                    18,294  140,618
          AMP, Ltd.                                       8,980   54,018
          APA Group, Ltd.                                 3,911   18,259
         #APN News & Media, Ltd.                          5,416    9,354
         #*Aquila Resources, Ltd.                         2,424   24,249
          Asciano Group, Ltd.                            30,892   56,083
          ASX, Ltd.                                       1,133   39,955
         *Austar United Communications, Ltd.             13,491   18,398
          Australia & New Zealand Banking Group, Ltd.    10,721  285,577
         *Australian Agricultural Co., Ltd.               5,134    8,935
          Australian Infrastructure Fund                 11,625   24,178
         *Australian Worldwide Exploration, Ltd.         11,677   19,984
          Automotive Holdings Group NL                    5,863   17,467
          Bank of Queensland, Ltd.                        5,672   61,375
          Beach Petroleum, Ltd.                          17,534   18,497
          Bendigo Bank, Ltd.                              4,852   49,794
         #BHP Billiton, Ltd. Sponsored ADR                2,200  222,728
         *Billabong International, Ltd.                   5,123   38,097
          BlueScope Steel, Ltd.                          25,498   48,567
          Boral, Ltd.                                    21,663  117,006
          Bradken, Ltd.                                   1,584   13,862
         #Brambles, Ltd.                                  2,733   20,241
          Brickworks, Ltd.                                1,710   19,652
          Caltex Australia, Ltd.                          3,267   50,914
          Campbell Brothers, Ltd.                           989   49,167
          Challenger Financial Services Group, Ltd.       9,885   52,426
          Coca-Cola Amatil, Ltd.                          3,099   40,621
          Commonwealth Bank of Australia                  4,309  254,371
          Computershare, Ltd.                             2,217   23,592
          ConnectEast Group, Ltd.                        48,175   24,852
          Credit Corp. Group, Ltd.                        1,551   10,141
          CSR, Ltd.                                      16,074   52,991
         *Dart Energy, Ltd.                               1,382    1,147
         *Dart Energy, Ltd.                                 314      262
         #David Jones, Ltd.                               7,232   37,040
          Downer EDI, Ltd.                               16,460   67,007
          DUET Group, Ltd.                               15,704   29,309
          DuluxGroup, Ltd.                                2,763    8,410
         #*Elders, Ltd.                                   9,306    5,221
         *Energy World Corp., Ltd.                       12,801    6,964
          Envestra, Ltd.                                 35,078   24,615
         #Fairfax Media, Ltd.                            54,103   78,483
         #FKP Property Group, Ltd.                       14,216   12,180
         *Fletcher Building, Ltd. (6341617)                 913    6,753
         #Flight Centre, Ltd.                               646   16,720
          Goodman Fielder, Ltd.                          44,214   52,180
          Graincorp, Ltd. Series A                        2,702   23,225
          GUD Holdings, Ltd.                              1,903   19,609
         #GWA Group, Ltd.                                 5,833   20,489
         #Harvey Norman Holdings, Ltd.                   12,250   36,088
         *Hillgrove Resources, Ltd.                      75,521   26,566
          Hills Holdings, Ltd.                            5,255    9,074
          Iluka Resources, Ltd.                           4,557   62,702
         #Incitec Pivot, Ltd.                            24,370  100,861

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CONTINUED


                                                                    Shares  Value++
                                                                    ------  -----

AUSTRALIA -- (Continued)
   Insurance Australia Group, Ltd.                                  31,288 $122,670
   IOOF Holdings, Ltd.                                               2,294   18,054
   Iress Market Technology, Ltd.                                     2,664   26,751
  *James Hardie Industries SE Sponsored ADR                            600   19,074
  #JB Hi-Fi, Ltd.                                                      833   17,318
  *Kimberley Metals, Ltd.                                            2,746    1,057
   Leighton Holdings, Ltd.                                             364    9,697
  *Leighton Holdings, Ltd. Institutional Entitlement Offer Shares       40    1,065
   Lend Lease Group NL                                               6,437   61,555
   Macarthur Coal, Ltd.                                              1,885   24,063
   MacMahon Holdings, Ltd.                                          23,515   13,573
   Macquarie Group, Ltd.                                             3,881  150,043
   Melbourne IT, Ltd.                                                5,334   11,014
  #*Metals X, Ltd.                                                   2,482      796
   Metcash, Ltd.                                                    15,927   70,952
   Minara Resources, Ltd.                                            5,762    4,889
   Mincor Resources NL                                               4,393    5,807
  *Mineral Deposits, Ltd.                                            2,433   17,891
   Monadelphous Group, Ltd.                                          1,313   27,730
  *Mount Gibson Iron, Ltd.                                           8,762   18,182
  #*Murchison Metals, Ltd.                                           4,058    4,702
   Myer Holdings, Ltd.                                               1,415    4,914
   National Australia Bank, Ltd.                                    13,723  408,570
   Navitas, Ltd.                                                     5,275   23,604
   Newcrest Mining, Ltd.                                               880   40,079
  *Nufarm, Ltd.                                                      5,093   27,055
   OneSteel, Ltd.                                                   16,070   37,672
   Orica, Ltd.                                                       2,285   66,754
   Origin Energy, Ltd.                                               9,429  169,147
   OZ Minerals, Ltd.                                                20,178   32,027
   Pacific Brands, Ltd.                                             16,041   12,882
  #*Paladin Energy, Ltd.                                             5,796   20,947
   Panoramic Resources, Ltd.                                         3,668    8,322
   Peet, Ltd.                                                        6,007   11,401
  #*Perilya, Ltd.                                                   42,247   28,895
  #Perpetual Trustees Australia, Ltd.                                  334   10,587
   PMP, Ltd.                                                        15,111   12,173
   Premier Investments, Ltd.                                         1,327    8,741
  *Prime Aet&D Holdings No. 1 Non-Voting                                 1       --
   Programmed Maintenance Service, Ltd.                              6,629   13,815
  *Qantas Airways, Ltd.                                             25,039   58,033
   QBE Insurance Group, Ltd.                                         2,126   43,677
   Ramelius Resources, Ltd.                                         23,490   34,565
   RCR Tomlinson, Ltd.                                               7,109   12,936
   Reece Australia, Ltd.                                               772   17,786
   Rio Tinto, Ltd.                                                     997   90,254
  *Roc Oil Co., Ltd.                                                10,705    5,061
   SAI Global, Ltd.                                                  5,683   31,244
   Salmat, Ltd.                                                      4,935   19,792
   Santos, Ltd.                                                      5,642   93,761
   Seven Group Holdings, Ltd.                                        3,972   39,824
  *Silex System, Ltd.                                                1,790    7,967
   Sims Metal Management, Ltd.                                       4,273   81,776
   Southern Cross Media Group, Ltd.                                 18,980   34,216
   Spark Infrastructure Group, Ltd.                                  8,923   11,618
  #Spotless Group, Ltd.                                              8,895   19,215
  *Straits Resources , Ltd.                                          6,014    5,834
   Suncorp Group, Ltd.                                              15,346  140,423
  *Sunland Group, Ltd.                                               7,830    5,930
   Telstra Corp., Ltd.                                               7,576   24,198
   Ten Network Holdings, Ltd.                                        8,071   11,985

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
                                                            Shares    Value++
                                                            ------    -----

  AUSTRALIA -- (Continued)
    *Teranga Gold Corp.                                      6,408 $   16,155
     Toll Holdings, Ltd.                                    12,022     74,432
     Tower Australia Group, Ltd.                            10,373     45,479
     Transfield Services, Ltd.                              22,334     87,264
     Transurban Group, Ltd.                                  5,036     29,307
     UGL, Ltd.                                               2,473     41,004
     Village Roadshow, Ltd.                                  4,000     18,963
    *Virgin Blue Holdings, Ltd.                             46,180     14,463
     Washington H. Soul Pattinson & Co., Ltd.                4,738     68,019
     Wesfarmers, Ltd.                                        8,147    298,453
    #West Australian Newspapers Holdings, Ltd.               2,381     13,080
     Westpac Banking Corp.                                   5,582    152,389
    #Westpac Banking Corp. Sponsored ADR                     1,800    247,032
     WHK Group, Ltd.                                         9,975      9,969
    #Woodside Petroleum, Ltd.                                  671     34,504
     Woolworths, Ltd.                                        1,333     38,792
                                                                   ----------
  TOTAL AUSTRALIA                                                   6,242,020
                                                                   ----------

  AUSTRIA -- (0.6%)
     Agrana Beteiligungs AG                                    195     21,699
     Andritz AG                                                334     34,495
    *A-TEC Industries AG                                       464      1,361
     Erste Group Bank AG                                     2,853    144,040
    #Oesterreichischen Post AG                                 380     13,750
     OMV AG                                                  1,301     59,313
     Raiffeisen Bank International AG                          581     32,020
    *RHI AG                                                    422     15,067
    #Schoeller-Bleckmann Oilfield Equipment AG                 121     12,247
     Telekom Austria AG                                      2,696     41,676
    #Verbund AG                                                290     13,109
    #Vienna Insurance Group AG Wiener Versicherung Gruppe      686     40,920
     Voestalpine AG                                          1,619     79,651
    *Wienerberger AG                                         1,876     40,116
     Zumtobel AG                                               642     23,289
                                                                   ----------
  TOTAL AUSTRIA                                                       572,753
                                                                   ----------

  BELGIUM -- (0.8%)
     Ackermans & van Haaren NV                                 765     80,028
    *Ageas SA                                               16,515     50,064
     Banque Nationale de Belgique SA                             6     31,118
    #*Barco NV                                                 411     35,904
     Bekaert SA                                                568     71,058
    #Belgacom SA                                               497     19,542
     Compagnie d'Entreprises SA                                220     19,056
     Compagnie Maritime Belge SA                               293      9,173
     Delhaize Group SA Sponsored ADR                         1,100     94,446
    #*Dexia SA                                               8,917     35,516
     D'ieteren SA                                              720     52,293
     Elia System Operator SA NV                                591     26,211
     Euronav SA                                                852     14,310
     EVS Broadcast Equipment SA                                132      9,042
     Exmar NV                                                  649      6,499
    #*KBC Groep NV                                           1,299     52,878
     Kinepolis Group NV                                        280     23,988
     Mobistar SA                                               266     19,738
     Nyrstar NV                                              1,426     19,692
     Sipef NV                                                   98     10,311
    *Telenet Group Holding NV                                  699     34,747
     Tessenderlo Chemie NV                                     911     36,249

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
                                                       Shares  Value++
                                                       ------  -----

          BELGIUM -- (Continued)
             Umicore SA                                 1,145 $ 65,630
                                                              --------
          TOTAL BELGIUM                                        817,493
                                                              --------

          CANADA -- (9.5%)
            #*Absolute Software Corp.                     500    1,797
             Aecon Group, Inc.                            700    6,925
             AGF Management, Ltd. Class B                 962   20,132
             Agnico-Eagle Mines, Ltd.                     802   55,877
             Agrium, Inc.                                 900   81,577
             Alamos Gold, Inc.                          1,800   30,211
            *Alexco Resource Corp.                      3,400   32,665
             Alimentation Couche-Taro, Inc. Class B     2,000   52,529
            *Amerigo Resources, Ltd.                    6,500    7,832
            *Antrim Energy, Inc.                        3,100    2,982
            *Anvil Mining, Ltd.                         1,500   10,131
             Astral Media, Inc. Class A                 2,100   81,701
            *Ballard Power Systems, Inc.                2,600    5,386
            #Bank of Montreal                           4,535  297,844
            #Bank of Nova Scotia                        2,179  132,861
             Barrick Gold Corp.                         2,900  148,103
            #BCE, Inc.                                    118    4,422
            #*Birchcliff Energy, Ltd.                     900   12,442
             Bombardier, Inc. Class B                   7,800   58,120
            *Breakwater Resources, Ltd.                 3,300   20,473
             CAE, Inc.                                  3,740   50,399
            #Cameco Corp.                               1,400   41,327
             Canaccord Capital, Inc.                    1,100   16,625
             Canada Bread Co., Ltd.                       400   19,908
            #Canadian Imperial Bank of Commerce         1,127   97,567
             Canadian National Railway Co.              1,400  108,594
             Canadian National Resources, Ltd.          3,200  150,538
             Canadian Pacific Railway, Ltd.             2,000  132,643
            #Canadian Tire Corp. Class A                1,700  108,344
            #Canadian Utilities, Ltd. Class A           1,000   56,682
            #Canadian Western Bank                      1,200   38,442
             Canam Group, Inc. Class A                  1,300   11,335
            *Canfor Corp.                                 830   10,930
             Cascades, Inc.                             2,400   17,502
            *Catalyst Paper Corp.                      11,600    2,452
             CCL Industries, Inc. Class B                 700   23,416
            *Celestica, Inc.                            5,200   57,543
            *Celtic Exploration, Ltd.                   1,400   28,706
             Cenovus Energy, Inc.                       3,890  149,573
            *CGI Group, Inc.                            2,700   59,071
            *Chinook Energy, Inc.                          61      130
            *Clarke, Inc.                               1,100    5,348
             Cogeco Cable, Inc.                           200    9,597
            *Compton Petroleum Corp.                    1,500      484
            *Connacher Oil & Gas, Ltd.                  5,200    7,365
            #*Corridor Resources, Inc.                    500    2,457
             Corus Entertainment, Inc. Class B          2,200   46,248
            *Crew Energy, Inc.                          1,200   20,737
            *Crystallex International Corp.             9,200    1,215
             Daylight Energy, Ltd.                      1,800   20,661
            *Denison Mines Corp.                        2,000    4,650
             Dorel Industries, Inc. Class B               500   16,625
            *DragonWave, Inc.                           1,657   13,783
            *Dundee Capital Markets, Inc.               2,320    3,555
            #*Dundee Precious Metals, Inc.              2,800   27,108
            *Eastern Platinum, Ltd.                    16,800   20,420
             E-L Financial Corp., Ltd.                     34   17,357

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
                                                                Shares  Value++
                                                                ------  -----

 CANADA -- (Continued)
    Eldorado Gold Corp.                                          4,359 $ 81,131
    Empire Co., Ltd. Class A                                       700   39,729
   #Enbridge, Inc.                                               1,624  105,560
   #Encana Corp.                                                 3,890  130,701
    Ensign Energy Services, Inc.                                 2,800   54,068
   *Equinox Minerals, Ltd.                                      16,080  137,661
    Equitable Group, Inc.                                          500   15,272
   *Euro Goldfields, Ltd.                                        3,700   51,463
   *Fairborne Energy, Ltd.                                       1,000    5,063
    Fairfax Financial Holdings, Ltd.                               500  201,924
    Finning International, Inc.                                  1,700   49,860
    First Quantum Minerals, Ltd.                                 1,021  145,496
   *Flint Energy Services, Ltd.                                    400    6,084
   *Forsys Metals Corp.                                          4,100    7,670
   #Fortis, Inc.                                                   900   30,905
    Forzani Group, Ltd. Class A                                  1,300   25,666
   *Galleon Energy, Inc. Class A                                 1,500    5,549
    George Weston, Ltd.                                            800   57,319
   #Gildan Activewear, Inc.                                        800   29,797
    Goldcorp, Inc.                                               6,638  371,066
   #*Golden Star Resources, Ltd.                                 8,100   26,197
   *Gran Tierra Energy, Inc.                                     2,679   19,934
   *Grande Cache Coal Corp.                                      3,900   33,264
   #*Great Basin Gold, Ltd.                                      5,600   14,856
   #Great-West Lifeco, Inc.                                        700   20,161
    Groupe Aeroplan, Inc.                                        8,600  117,890
   *Hanfeng Evergreen, Inc.                                      1,400    7,620
   *Harry Winston Diamond Corp.                                    500    8,508
    Home Capital Group, Inc.                                       400   24,098
    HudBay Minerals, Inc.                                        2,300   36,707
   #Husky Energy, Inc.                                             500   15,642
    IAMGOLD Corp.                                                3,600   74,842
   #IGM Financial, Inc.                                            800   41,152
   *Imperial Metals Corp.                                        1,200   27,826
   #Imperial Oil, Ltd.                                             600   31,707
    Industrial Alliance Insurance & Financial Services, Inc.     2,200   94,543
    Inmet Mining Corp.                                           1,700  119,305
    Intact Financial Corp.                                       2,400  121,757
   *Intermap Technologies, Ltd.                                  1,800      751
   *International Forest Products, Ltd. Class A                  2,000   12,429
   #*Ivanhoe Energy, Inc.                                        3,900   10,964
   #*Ivanhoe Mines, Ltd.                                         1,725   45,233
   #*Jaguar Mining, Inc.                                         3,400   18,974
   *Kingsway Financial Services, Inc.                            1,700    1,797
    Kinross Gold Corp.                                           5,881   93,236
   *Kirkland Lake Gold, Inc.                                       500    7,441
   *La Mancha Resources, Inc.                                    1,000    2,526
   *Labrador Iron Mines Holdings, Ltd.                           4,500   63,780
    Laurentian Bank of Canada                                      400   21,252
   *Legacy Oil & Gas, Inc.                                         937   13,350
    Leon's Furniture, Ltd.                                         400    5,665
    Linamar Corp.                                                1,500   33,657
   #Loblaw Cos., Ltd.                                            1,300   54,795
   *Lundin Mining Corp.                                          5,200   50,893
    MacDonald Dettweiler & Associates, Ltd.                        500   30,127
    Magna International, Inc.                                    3,800  195,271
    Major Drilling Group International, Inc.                       900   14,991
   #Manitoba Telecom Services, Inc.                                500   15,933
   #Manulife Financial Corp.                                    10,200  183,161
    Maple Leaf Foods, Inc.                                       2,300   28,636
   *Martinrea International, Inc.                                3,400   30,617

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
                                                    Shares  Value++
                                                    ------  -----

            CANADA -- (Continued)..................
              *Maxim Power Corp.................... 1,600  $  5,073
              *Mega Uranium, Ltd................... 1,500       809
               Methanex Corp....................... 2,600    84,061
              #Metro, Inc. Class A................. 2,600   127,231
              #National Bank of Canada............. 2,500   206,997
               Nexen, Inc.......................... 4,131   109,284
               Niko Resources, Ltd.................   200    16,900
              *Norbord, Inc........................   330     4,625
              #*North American Palladium, Ltd...... 2,000    12,831
              #*Northgate Minerals Corp............ 6,600    19,741
               Nuvista Energy, Ltd.................   600     6,062
              #*OceanaGold Corp.................... 6,600    19,322
              #*Open Text Corp..................... 1,100    67,385
              #*OPTI Canada, Inc................... 3,700       939
              #Pan Amer Silver Corp................   500    18,036
              *Paramount Resources, Ltd. Class A... 1,200    37,288
               Pason Systems, Inc..................   300     4,915
              #PetroBakken Energy, Ltd............. 1,420    26,955
              *Petrobank Energy & Resources, Ltd...   500    10,580
              #Petrominerales, Ltd.................   307    11,749
              *Pilot Gold, Inc.....................   333     1,161
              #Potash Corp. of Saskatchewan, Inc...   900    50,843
              *Precision Drilling Corp............. 2,400    36,349
              *Progress Energy Resources Corp...... 1,267    17,328
              *Quadra FNX Mining, Ltd.............. 1,709    28,051
               Quebecor, Inc. Class B.............. 1,200    42,627
              #*Ram Power Corp..................... 9,500     7,028
               Reitmans Canada, Ltd. Class A.......   500     9,222
              *Research In Motion, Ltd.............   600    29,228
              #Rogers Communications, Inc. Class B.   600    22,709
               RONA, Inc........................... 3,000    43,851
              #Royal Bank of Canada................ 3,051   192,189
              #Russel Metals, Inc.................. 1,700    46,716
               Saputo, Inc.........................   800    38,083
              *Savanna Energy Services Corp........ 1,200    13,076
              *SEMAFO, Inc......................... 4,000    33,990
               ShawCor, Ltd........................ 1,000    35,787
               Sherritt International Corp......... 3,700    31,285
              *Shore Gold, Inc..................... 5,600     4,439
              *Sierra Wireless, Inc................   900    10,682
              *Silver Standard Resources, Inc......   400    13,913
               Silver Wheaton Corp................. 1,700    69,175
              #*Sino-Forest Corp................... 4,400   109,331
               SNC-Lavalin Group, Inc..............   600    36,299
              *Sprott Resource Lending Corp........ 7,300    13,348
              *Stantec, Inc........................   500    15,759
              #Student Transportation, Inc......... 1,614    11,617
               Suncor Energy, Inc.................. 6,901   318,081
              *SunOpta, Inc........................   300     2,124
               Talisman Energy, Inc................ 7,200   173,884
              *Taseko Mines, Ltd................... 4,300    22,724
               Teck Resources, Ltd. Class B........ 2,637   143,340
               Telus Corp..........................   400    21,079
               Telus Corp. Non-Voting..............     5       252
              #*Thompson Creek Metals Co., Inc..... 1,300    15,979
              #Thomson Reuters Corp................ 4,557   184,756
               Tim Hortons, Inc.................... 1,100    53,515
               TMX Group, Inc...................... 1,100    47,155
               Toromont Industries, Ltd............   600    20,908
              #Toronto Dominion Bank............... 5,100   441,571
               Torstar Corp. Class B...............   500     7,388

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
                                                 Shares    Value++
                                                 ------    -----

             CANADA -- (Continued)..............
               #TransAlta Corp.................. 4,400  $   98,031
               #TransCanada Corp................ 3,265     140,483
                Transcontinental, Inc. Class A.. 1,600      24,656
               #Trican Well Service, Ltd........ 2,600      64,083
               #*U308 Corp......................   186          98
               *UEX Corp........................   300         311
                Uni-Select, Inc.................   300       8,704
               *Uranium One, Inc................ 7,700      32,065
               *Vector Aerospace Corp........... 1,200      16,348
                Viterra, Inc.................... 4,600      55,279
               *Wesdome Gold Mines, Ltd......... 8,700      26,942
                West Fraser Timber Co., Ltd..... 1,200      68,234
                Winpak, Ltd..................... 1,142      14,303
                Yamana Gold, Inc................ 7,388      94,170
                                                        ----------
             TOTAL CANADA.......................         9,638,151
                                                        ----------

             DENMARK -- (0.8%)..................
                A.P. Moller - Maersk A.S........     8      81,081
               *Alm. Brand A.S.................. 3,000       6,725
               #Auriga Industries A.S. Series B.   600      11,442
               *Bang & Olufsen Holdings A.S.....   670      10,496
                D/S Norden A.S..................   792      28,383
                Danisco A.S.....................   712      94,394
               *Danske Bank A.S................. 4,726     113,492
                DSV A.S......................... 1,928      50,417
                East Asiatic Co., Ltd. A.S......   400      13,299
               #FLSmidth & Co. A.S..............   720      64,941
               #*Greentech Energy Systems A.S...   900       3,360
               *Jyske Bank A.S.................. 1,740      86,479
                NKT Holding A.S.................   350      21,553
                Novozymes A.S. Series B.........   150      25,940
                Ringkjoebing Landbobank A.S.....    78      10,848
               #*Rockwool International A.S.....    60       7,926
                Schouw & Co. A.S................   300       8,893
                SimCorp A.S.....................    60      10,900
                Solar Holdings A.S. Series B....   125      10,947
               *Spar Nord Bank A.S..............   600       6,029
                Sydbank A.S..................... 1,000      28,977
               #*Topdanmark A.S.................   292      53,647
               *Torm A.S. ADR...................   500       3,250
                Trygvesta A.S...................    71       4,538
               *Vestas Wind Systems A.S.........   350      12,402
               *Vestjysk Bank A.S...............   250       2,639
                                                        ----------
             TOTAL DENMARK......................           772,998
                                                        ----------

             FINLAND -- (1.6%)..................
                Ahlstrom Oyj....................   445      11,764
                Alma Media Oyj.................. 1,213      14,139
                Amer Sports Oyj Series A........ 2,045      33,527
                Atria P.L.C.....................   595       7,069
                Cargotec Oyj Series B...........   426      23,921
                Cramo Oyj.......................   564      14,950
               #Elisa Oyj....................... 2,250      54,164
               *Finnair Oyj..................... 1,332       7,182
                Fiskars Oyj Abp Series A........   531      13,130
               *Fortum Oyj...................... 2,195      75,571
               #*Huhtamaki Oyj.................. 1,038      14,517
               *KCI Konecranes Oyj..............   758      36,466
               #Kemira Oyj...................... 1,641      30,001
               *Kesko Oyj....................... 1,925      99,900
                Kone Oyj Series B...............   669      41,903

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
                                                             Shares    Value++
                                                             ------    -----

  FINLAND -- (Continued)....................................
     Lassila & Tikanoja Oyj.................................   596  $   11,375
     Metso Corp. Oyj........................................ 1,405      86,286
     Metso Corp. Oyj Sponsored ADR..........................   700      43,001
    *M-Real Oyj Series B                                     1,433       6,774
     Neste Oil Oyj.......................................... 3,249      61,488
    #Nokia Oyj Sponsored ADR                                 5,300      48,919
     Outokumpu Oyj.......................................... 3,715      61,888
     Pohjola Bank P.L.C..................................... 4,194      62,241
     Poyry Oyj..............................................   726      12,364
     Raisio P.L.C........................................... 7,337      28,045
    *Ramirent Oyj                                            1,350      23,004
    #Rautaruukki Oyj Series K                                1,270      32,954
     Ruukki Group Oyj....................................... 3,453       8,700
     Sampo Oyj.............................................. 3,883     130,726
    #Sanoma Oyj                                              2,100      43,649
     Stockmann Oyj Abp Series A............................. 1,273      46,345
    #Stockmann Oyj Abp Series B                                646      19,790
     Stora Enso Oyj Sponsored ADR........................... 9,200     110,124
     Tieto Oyj.............................................. 1,055      19,458
    *Tikkurila Oyj                                             410       9,770
    *UPM-Kymmene Oyj Sponsored ADR                           8,100     165,969
    #Uponor Oyj Series A                                       782      15,246
     Vaisala Oyj Series A...................................   214       7,215
     Wartsila Corp. Oyj Series B............................ 1,126      44,262
     Yit Oyj................................................ 1,551      46,530
  TOTAL FINLAND.............................................         1,624,327

  FRANCE -- (7.4%)..........................................
     Accor SA...............................................   877      38,972
     Aeroports de Paris SA..................................   386      36,995
    *Air France-KLM SA                                       4,767      84,139
     Air Liquide SA.........................................   656      96,927
    *Alcatel-Lucent SA                                       8,068      52,280
    *Alcatel-Lucent SA Sponsored ADR                         4,700      30,738
     Alstom SA..............................................   858      57,046
     ALTEN SA...............................................   785      32,207
    *Altran Technologies SA                                  3,293      25,991
     April Group SA.........................................   199       6,407
     Arkema SA..............................................   955      99,463
     Assystem SA............................................   430      11,268
    *Atos Origin SA                                          1,687     103,941
    #AXA SA Sponsored ADR                                    4,900     109,858
     BNP Paribas SA......................................... 5,385     425,709
     Bonduelle SCA..........................................   293      29,660
     Bongrain SA............................................   259      25,317
    #Bourbon SA                                              1,574      74,600
    #Bouygues SA                                             2,649     131,829
     Canal Plus SA..........................................   972       7,943
     Capgemini SA........................................... 1,924     116,539
     Carrefour SA........................................... 1,384      65,577
    #Casino Guichard Perrachon SA                              832      87,544
     CEGID Group SA.........................................   257       8,828
     Cie de Saint-Gobain SA................................. 2,454     169,325
    *Cie Generale de Geophysique - Veritas SA                  576      20,291
    *Cie Generale de Geophysique - Veritas Sponsored ADR     3,000     106,170
     Cie Generale des Establissements Michelin SA Series B.. 1,977     198,163
     Ciments Francais SA....................................   162      17,110
    #*Club Mediterranee SA                                     316       7,363
     CNP Assurances SA...................................... 2,852      65,448
     Credit Agricole SA..................................... 6,985     116,188
     Danone SA..............................................   787      57,621

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CONTINUED


                                                        Shares  Value++
                                                        ------  -----

         FRANCE -- (Continued)
            Dassault Systemes SA.......................    280 $ 22,771
            Delachaux SA...............................    227   25,696
           *Derichebourg SA............................  2,685   25,448
           *Edenred SA.................................    877   27,193
           #Eiffage SA.................................    799   55,231
            Electricite de France SA...................    694   29,192
            Esso S.A.F.................................     76   10,679
            Establissements Maurel et Prom SA..........  1,811   38,576
           *Euler Hermes SA............................    688   73,343
           *Euro Disney SCA............................    810   10,265
           *European Aeronautic Defence & Space Co. SA.  1,762   54,518
            Eutelsat Communications SA.................  1,141   49,229
           *Faurecia SA................................    660   27,217
            France Telecom SA Sponsored ADR............  7,400  173,456
            GDF Suez SA................................  5,950  243,292
            Gemalto NV.................................  1,352   69,253
           #Groupe Eurotunnel SA.......................  6,043   65,701
            Groupe Steria SCA..........................    727   24,112
            Guyenne et Gascogne SA.....................    100   14,415
            Havas SA...................................  7,086   40,383
            Hermes International SA....................    125   29,274
            Imerys SA..................................    950   73,583
            Ingenico SA................................    992   49,227
            Ipsos SA...................................    330   17,151
           *JCDecaux SA................................  1,124   39,253
            Lafarge SA.................................    439   31,082
            Lafarge SA Sponsored ADR...................  5,400   95,472
            Lagardere SCA..............................  2,877  126,317
            Legrand SA.................................    952   43,467
            L'Oreal SA.................................    528   66,931
            M6 Metropole Television SA.................  1,252   33,218
           *Manitou BF SA..............................    989   33,501
            Mersen SA..................................    561   34,117
           *Natixis SA................................. 12,923   74,285
           #Neopost SA.................................    418   39,898
            Nexans SA..................................    667   70,691
            Nexity SA..................................  1,096   59,607
            Norbert Dentressangle SA...................    187   21,995
            NRJ Group SA...............................    928   11,012
           #*PagesJaunes Groupe SA.....................  1,400   14,592
           *Peugeot SA.................................  2,862  129,886
            Pierre & Vacances SA.......................    114   10,171
            Plastic Omnium SA..........................    372   35,608
            PPR SA.....................................  1,001  178,965
            Publicis Groupe SA ADR.....................  1,300   36,894
            Rallye SA..................................    355   18,667
           *Renault SA.................................  2,388  145,408
           *Rexel SA...................................  1,783   48,817
           *Rhodia SA..................................  3,212  149,497
            Rubis SA...................................    189   23,209
           #Safran SA..................................  1,095   42,481
            Saft Groupe SA.............................    295   13,548
           #Schneider Electric SA......................    816  144,165
            SCOR SE....................................  4,800  146,528
            SEB SA.....................................    508   55,839
           #Sechilienne SA.............................    191    5,591
           #*Sequana SA................................    438    7,508
            Societe BIC SA.............................    279   27,125
            Societe Generale Paris SA..................  4,077  272,457
           #Societe Television Francaise 1 SA..........  1,498   28,122
           *Soitec SA..................................  1,246   20,230

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CONTINUED


                                                  Shares    Value++
                                                  ------    -----

             FRANCE -- (Continued)...............
                Somfy SA                              74 $   22,884
                Stef-TFE SA                          282     18,596
                STMicroelectronics NV              3,725     44,081
               #STMicroelectronics NV ADR          6,800     80,784
                Suez Environnement SA              1,619     37,302
               #*Technicolor SA                    1,546     11,813
                Technip SA ADR                     2,000     56,400
                Teleperformance SA                   805     30,713
                Thales SA                            366     16,166
                Total SA Sponsored ADR             6,800    436,764
               *UbiSoft Entertainment SA           1,606     16,123
               *Valeo SA                           1,428     90,960
                Vallourec SA                         483     60,257
                Veolia Environnement SA ADR          600     20,118
                Vilmorin & Cie SA                    177     22,417
                Vinci SA                           1,680    112,143
                Vivendi SA                         8,293    260,027
                Zodiac Aerospace SA                  567     44,500
                                                         ----------
             TOTAL FRANCE........................         7,484,864
                                                         ----------

             GERMANY -- (5.4%)...................
               #*Aareal Bank AG                      716     21,707
                Adidas-Salomon AG                    795     59,246
               #Allianz SE                         3,099    486,888
                Aurubis AG                           881     52,068
               #BASF SE                            1,274    130,820
               *Bauer AG                             343     18,459
                Bayerische Motoren Werke AG        1,632    153,651
                Beiersdorf AG                        364     23,708
                Bilfinger Berger SE                1,225    117,929
                Comdirect Bank AG                  1,445     17,925
               #*Commerzbank AG                   12,685     80,720
               #*Constantin Medien AG              1,864      5,711
               *Daimler AG                         4,466    345,161
                Demag Cranes AG                      201     10,800
                Deutsche Bank AG (5750355)         1,143     74,443
               #Deutsche Bank AG (D18190898)       4,600    300,472
                Deutsche Boerse AG                   826     68,574
               #*Deutsche Lufthansa AG             2,937     66,634
               *Deutsche Post AG                   9,624    190,205
                Deutsche Telekom AG               17,310    286,070
               *Deutz AG                           2,362     21,589
                Douglas Holding AG                   434     25,434
                E.ON AG Sponsored ADR              8,830    301,986
                ElreingKlinger AG                    969     33,964
                Fielmann AG                          139     14,785
                Fraport AG                           799     63,805
                Freenet AG                         1,764     22,432
                Fuchs Petrolub AG                    205     29,674
                GEA Group AG                         911     33,273
                GFK SE                               703     39,974
                Grenkeleasing AG                     598     35,711
               #Hannover Rueckversicherung AG      1,501     90,678
               #*Heidelberger Druckmaschinen AG    4,410     19,680
               #Heidelberger Zement AG               682     52,151
                Henkel AG & Co. KGaA                 615     34,928
                Hochtief AG                          402     38,089
                Indus Holding AG                     565     18,677
                Infineon Technologies AG ADR       4,980     56,473
               *IVG Immobilien AG                  2,827     23,857
               *Jenoptik AG                          847      6,956

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CONTINUED


                                                                     Shares    Value++
                                                                     ------    -----

GERMANY -- (Continued)
   K&S AG                                                              950  $   76,727
  *Kloeckner & Co. SE                                                2,176      78,131
   Kontron AG                                                        1,112      13,692
  #*Krones AG                                                          594      48,057
  *Kuka AG                                                             521      14,201
   KWS Saat AG                                                          62      14,156
   Lanxess AG                                                          959      87,743
  *Leoni AG                                                            483      26,593
   Linde AG                                                            840     151,171
   MAN SE                                                              456      63,527
   Medion AG                                                           754      10,865
  #Metro AG                                                            443      32,513
   MLP AG                                                              505       5,010
  #MTU Aero Engines Holding AG                                         699      53,510
   Munchener Rueckversicherungs-Gesellschaft AG                      1,530     252,381
   MVV Energie AG                                                      213       8,617
  #*Nordex SE                                                          312       3,129
  #*Pfleiderer AG                                                    1,233       1,278
   Porsche Automobil Holding SE                                      1,401     101,269
   Praktiker Bau-und Heimwerkermaerkte Holding AG                    4,011      47,475
   Puma AG Rudolf Dassler Sport                                        106      35,330
  #*Q-Cells SE                                                       4,748      20,184
   Rational AG                                                          59      16,300
   Rheinmetall AG                                                      925      82,925
  *Roth & Rau AG                                                       980      33,604
   RWE AG                                                              890      58,062
   Salzgitter AG                                                     1,131      88,682
  #SAP AG Sponsored ADR                                              1,200      77,436
  *SGL Carbon SE                                                       525      27,934
  *Singulus Technologies AG                                          1,966      13,828
  *Sky Deutschland AG                                                6,216      27,308
  #*Solarworld AG                                                      399       6,385
   Suedzucker AG                                                     1,444      44,517
   Symrise AG                                                        1,144      37,655
   ThyssenKrupp AG                                                   3,676     169,005
  #*TUI AG                                                           4,500      57,449
   United Internet AG                                                1,164      22,773
  *Versatel AG                                                         418       4,211
  #Volkswagen AG                                                        43       7,657
   Wacker Chemie AG                                                     83      20,550
   Wincor Nixdorf AG                                                   382      31,572
                                                                            ----------
TOTAL GERMANY                                                                5,448,719
                                                                            ----------

GREECE -- (0.5%)
  *Agricultural Bank of Greece S.A.                                  3,182       2,164
  *Alpha Bank A.E.                                                   8,245      48,066
  *Anek Lines S.A.                                                   1,322         372
   Bank of Greece S.A.                                                 518      24,322
   Coca-Cola Hellenic Bottling Co. S.A. ADR                            750      20,932
  *EFG Eurobank Ergasias S.A.                                        8,392      47,236
   Ellaktor S.A.                                                     4,143      18,778
   EYDAP Athens Water Supply & Sewage Co. S.A.                         690       5,395
  *Folli Follie Group S.A.                                             300       5,665
   Fourlis Holdings S.A.                                               501       4,124
   Frigoglass S.A.                                                     562       9,536
   GEK Terna S.A.                                                    1,957       7,101
  *Geniki Bank S.A.                                                    535         996
  *Halkor S.A.                                                       3,691       4,055
   Hellenic Exchanges S.A.                                             626       5,005
   Hellenic Petroleum S.A.                                           4,915      52,362
   Hellenic Telecommunication Organization Co. S.A. Sponsored ADR    1,300       7,579

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
                                                              Shares  Value++
                                                              ------  -----

  GREECE -- (Continued)
     JUMBO S.A.                                                  178 $  1,434
     Marfin Investment Group S.A.                             22,347   23,497
     Metka S.A.                                                  797   10,669
     Michaniki S.A.                                            2,081      893
     Motor Oil (Hellas) Corinth Refineries S.A.                  491    6,510
    *Mytilineos Holdings S.A.                                  2,885   22,971
     National Bank of Greece S.A. ADR                         25,584   40,679
    *Nirefs Acquaculture S.A.                                  2,998    2,977
    *Piraeus Bank S.A.                                        28,240   45,970
    *Proton Bank S.A.                                          2,311    1,951
    *Public Power Corp. S.A.                                     802   13,270
    *Sidenor Steel Products Manufacturing Co. S.A.             2,131    8,601
    *T Bank S.A.                                               8,910    2,123
     Titan Cement Co. S.A.                                     2,498   66,619
    *TT Hellenic Postbank S.A.                                 3,006   12,917
    *Viohalco S.A.                                             1,602    9,496
                                                                     --------
  TOTAL GREECE                                                        534,265
                                                                     --------

  HONG KONG -- (1.9%)
     Allied Properties, Ltd.                                  85,888   17,046
    *Associated International Hotels, Ltd.                     6,000   12,987
    #Bank of East Asia, Ltd.                                   6,464   26,805
     Cafe de Coral Holdings, Ltd.                             10,000   23,267
    #Cathay Pacific Airways, Ltd.                             12,000   30,078
     Century City International Holdings, Ltd.               110,000    8,372
     Cheung Kong Holdings, Ltd.                               12,000  189,389
    *China Energy Development Holdings, Ltd.                 176,000    6,463
     Chong Hing Bank, Ltd.                                     8,000   20,455
     Chuang's Consortium International, Ltd.                  93,642   12,934
     CLP Holdings, Ltd.                                        5,000   41,158
     Dah Sing Financial Holdings, Ltd.                         4,050   25,490
     Far East Consortium International, Ltd.                  37,000    9,169
     First Pacific Co., Ltd.                                  33,600   31,653
    #*Foxconn International Holdings, Ltd.                     8,000    4,729
     Get Nice Holdings, Ltd.                                 176,000   13,173
     Giordano International, Ltd.                             44,000   31,786
    *Global Green Tech Group, Ltd.                           112,480    1,798
    *Goldin Properties Holdings, Ltd.                         24,000   11,580
     Great Eagle Holdings, Ltd.                               11,463   40,817
     Guangnan Holdings, Ltd.                                  40,000    8,204
     Hang Lung Group, Ltd.                                     8,000   53,908
     Hang Lung Properties, Ltd.                                6,000   26,716
     Hang Seng Bank, Ltd.                                      1,400   21,918
    #Henderson Land Development Co., Ltd.                     10,060   69,049
     Hong Kong & Shanghai Hotels, Ltd.                        11,096   19,573
     Hong Kong Exchanges & Clearing, Ltd.                      2,400   54,883
     Hopewell Holdings, Ltd.                                  17,000   51,405
    *Hutchison Telecommunications Hong Kong Holdings, Ltd.    15,000    4,719
     Johnson Electric Holdings, Ltd.                          37,500   23,138
     Kerry Properties, Ltd.                                    5,500   29,446
    *Kowloon Development Co., Ltd.                            10,000   13,234
     Lifestyle International Holdings, Ltd.                   10,000   28,653
    *Mongolia Energy Corp, Ltd.                               25,000    5,892
     MTR Corp., Ltd.                                          10,553   38,532
    #*New Times Energy Corp, Ltd.                            714,000   14,541
     New World Development Co., Ltd.                          26,889   47,322
     NWS Holdings, Ltd.                                       21,649   31,871
    *Orient Overseas International, Ltd.                       6,000   46,007
     Pacific Basin Shipping, Ltd.                             14,000    8,687
     PCCW, Ltd.                                               34,000   13,501
     Pico Far East Holdings, Ltd.                             56,000   10,968

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
                                                        Shares    Value++
                                                        ------    -----

      HONG KONG -- (Continued)
         Power Assets Holdings, Ltd.                     3,500 $   24,554
         Regal Hotels International Holdings, Ltd.      24,600     11,069
         Shangri-La Asia, Ltd.                          19,500     54,440
         Shun Tak Holdings, Ltd.                        20,000     12,497
        *Singamas Container Holdings, Ltd.              42,000     19,323
        #Sino Land Co., Ltd.                            28,000     49,524
         SmarTone Telecommunications Holdings, Ltd.     21,000     32,484
         Sun Hung Kai & Co., Ltd.                       32,619     27,737
         Sun Hung Kai Properties, Ltd.                   9,000    141,427
        *Superb Summit International Timber Co., Ltd.   71,000      2,974
         Tai Cheung Holdings, Ltd.                      23,000     17,286
         Techtronic Industries Co., Ltd.                31,000     42,472
         Television Broadcasts, Ltd.                     4,000     23,540
         Transport International Holdings, Ltd.          4,000     12,613
         Varitronix International, Ltd.                 17,000     11,622
         Victory City International Holdings, Ltd.      14,000      3,127
         VTech Holdings, Ltd.                            3,000     34,148
         Wharf Holdings, Ltd.                           14,625    107,700
         Wheelock & Co., Ltd.                           21,000     87,128
        #Wing Hang Bank, Ltd.                            2,000     22,399
         Yue Yuen Industrial Holdings, Ltd.              9,500     32,758
                                                               ----------
      TOTAL HONG KONG                                           1,952,138
                                                               ----------

      IRELAND -- (0.4%)
        *Aer Lingus Group P.L.C.                         4,388      5,361
        *Allied Irish Banks P.L.C. Sponsored ADR         1,420      4,956
         Bank of Ireland P.L.C. Sponsored ADR            3,300      6,600
         CRH P.L.C.                                      3,773     93,659
         CRH P.L.C. Sponsored ADR                        3,300     82,335
         DCC P.L.C.                                      1,532     51,063
        *Dragon Oil P.L.C.                               4,125     38,274
        *Independent News & Media P.L.C.                 1,139        986
        *Irish Life & Permanent Group Holdings P.L.C.    7,636      1,698
         Kerry Group P.L.C.(0490656)                     1,125     46,755
         Kerry Group P.L.C.(4519579)                     1,098     45,479
         Kingspan Group P.L.C. (0492793)                 1,183     11,526
         Kingspan Group P.L.C. (4491235)                 1,108     10,816
                                                               ----------
      TOTAL IRELAND                                               399,508
                                                               ----------
      ISRAEL -- (0.4%)
        *Africa Israel Investments, Ltd.                   993      8,511
        *AudioCodes, Ltd.                                  614      3,807
        *Bank Hapoalim B.M.                              9,177     48,259
         Bank Leumi Le-Israel B.M.                      14,635     76,142
         Bezeq Israeli Telecommunication Corp., Ltd.     5,997     17,816
         Elbit Systems, Ltd.                               230     13,054
         Israel Chemicals, Ltd.                          1,084     19,240
        *Israel Discount Bank, Ltd.                     20,541     43,477
         Ituran Location & Control, Ltd.                   538      8,686
        *Makhteshim-Agan Industries, Ltd.                  940      5,073
        *Mellanox Technologies, Ltd.                       213      5,957
        *Menorah Mivtachim Holdings, Ltd.                  894     11,962
        *Migdal Insurance & Financial Holding, Ltd.      7,718     14,591
         Mizrahi Tefahot Bank, Ltd.                      2,222     24,666
        *NICE Systems, Ltd. Sponsored ADR                1,024     39,045
        *Oil Refineries, Ltd.                            3,877      2,904
        *Phoenix Holdings, Ltd. (The)                    1,952      7,103
        *Retalix, Ltd.                                     963     13,924
         Union Bank of Israel, Ltd.                      1,193      6,110
                                                               ----------
      TOTAL ISRAEL                                                370,327
                                                               ----------

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
                                                         Shares  Value++
                                                         ------  -----

       ITALY -- (2.5%)..................................
          A2A SpA.......................................  7,105 $ 12,833
         *ACEA SpA......................................  1,354   17,479
         *Arnoldo Mondadori Editore SpA.................  1,773    7,513
          Assicurazioni Generali SpA....................  3,739   89,603
          Atlantia SpA..................................  1,782   43,859
         *Autogrill SpA.................................  1,015   14,551
          Azimut Holding SpA............................  1,386   17,723
         #Banca Carige SpA.............................. 20,964   50,813
         #*Banca Monte Dei Paschi di Siena SpA.......... 21,946   29,738
         #Banca Piccolo Credito Valtellinese Scarl......  4,872   23,218
         *Banca Popolare dell'Emilia Romagna Scrl.......  2,302   28,146
         *Banca Popolare dell'Etruria e del Lazio Scarl.  2,054    8,654
         #Banca Popolare di Milano Scarl................ 11,630   39,802
         *Banca Popolare di Sondrio Scarl...............  4,779   41,452
          Banco Popolare Scarl..........................  9,475   28,104
          Benetton Group SpA............................    945    7,674
          Brembo SpA....................................  1,796   24,541
          Bulgari SpA...................................  1,302   23,715
         #Buzzi Unicem SpA..............................  1,314   20,321
         #*C.I.R. SpA - Compagnie Industriali Riunite...  7,131   18,703
          Cementir Holding SpA..........................  2,563    8,231
          Credito Artigiano SpA.........................  1,391    2,784
          Credito Emiliano SpA..........................  1,807   12,456
          De Longhi SpA.................................  3,442   44,047
          Enel SpA...................................... 11,400   81,297
          Eni SpA Sponsored ADR.........................  3,700  198,838
          ERG SpA.......................................  1,082   15,995
          Esprinet SpA..................................  2,121   18,303
         *Fiat Industrial SpA...........................  4,471   66,421
          Fiat SpA......................................  4,471   47,744
          Fiat SpA Sponsored ADR........................  1,600   17,168
         *Finmeccanica SpA..............................  6,992   94,473
         #Fondiaria - SAI SpA...........................  1,930   17,940
          Geox SpA......................................    852    6,025
         *Gruppo Editoriale L'Espresso SpA..............  3,978   12,356
          Hera SpA...................................... 17,488   44,241
         #Immsi SpA.....................................  4,196    5,449
         *Impregilo SpA................................. 10,237   35,120
         *Interpump Group SpA...........................  1,758   15,886
          Intesa Sanpaolo SpA........................... 47,466  157,656
          Iren SpA......................................  8,189   16,913
         #Italcementi SpA...............................  1,415   15,512
          Italmobiliare SpA.............................    246   10,759
          Luxottica Group SpA Sponsored ADR.............    600   19,914
          Mediaset SpA..................................  4,438   29,568
          Mediobanca SpA................................  6,902   78,609
         #Milano Assicurazioni SpA......................  5,810    8,575
          Parmalat SpA.................................. 30,428  115,212
          Piaggio & C. SpA..............................  2,131    8,334
          Pirelli & Co. SpA.............................  4,681   48,732
         *Prelios SpA...................................  7,505    5,888
         #*Premafin Finanziaria SpA..................... 10,391    9,387
          Prysmian SpA..................................  1,062   25,069
         *Safilo Group SpA..............................  1,177   22,482
          Saipem SpA....................................    800   45,439
         *Saras SpA.....................................  5,737   14,404
          Snam Rete Gas SpA.............................  3,918   24,370
          Societe Cattolica di Assicurazoni Scrl SpA....    859   24,166
          Telecom Italia SpA Sponsored ADR..............  8,075  121,367
          Tenaris SA ADR................................    900   45,711
          Terna Rete Elettrica Nazionale SpA............  4,945   24,757

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
                                                   Shares    Value++
                                                   ------    -----

            ITALY -- (Continued)..................
               Tod's SpA..........................    244 $   33,135
               UniCredit SpA...................... 83,148    214,132
              #Unione di Banche Italiane ScpA.....  9,985     89,504
              *Unipol Gruppo Finanziario SpA...... 16,156     13,069
                                                          ----------
            TOTAL ITALY...........................         2,515,880
                                                          ----------

            JAPAN -- (16.5%)......................
               77 Bank, Ltd. (The)................ 11,000     50,814
               Adeka Corp.........................  2,100     20,803
               AEON Co., Ltd......................  4,300     51,809
               Ahresty Corp.......................  2,300     17,001
               Aica Kogyo Co., Ltd................  2,800     37,058
               Aichi Bank, Ltd. (The).............    200     11,963
               Aichi Steel Corp...................  4,000     24,255
               Aida Engineering, Ltd..............  4,000     17,535
               Aiphone Co., Ltd...................  1,300     21,377
               Air Water, Inc.....................  2,000     24,178
               Akita Bank, Ltd. (The).............  5,000     14,763
               Alpha Systems, Inc.................    400      6,035
               Alpine Electronics, Inc............  1,300     16,328
               Alps Electric Co., Ltd.............  2,800     28,001
               Amada Co., Ltd..................... 10,000     80,309
               Amano Corp.........................  1,700     15,779
              #Anritsu Corp.......................  5,000     39,899
              *AOC Holdings, Inc..................  2,200     14,712
               AOKI Holdings, Inc.................  1,100     16,946
               Aoyama Trading Co., Ltd............  1,800     29,652
              #Aozora Bank, Ltd................... 21,000     45,489
               Arakawa Chemical Industries, Ltd...    900      8,260
              #Ariake Japan Co., Ltd..............  1,000     16,894
              #Asahi Diamond Industrial Co., Ltd..  3,000     62,404
               Asahi Glass Co., Ltd...............  2,000     25,393
               Asahi Kasei Corp...................  7,000     48,386
              #Asatsu-DK, Inc.....................    700     18,368
               Asics Corp.........................  2,000     28,924
               Autobacs Seven Co., Ltd............  1,000     36,753
              #Awa Bank, Ltd. (The)...............  5,000     31,240
               Bank of Iwate, Ltd. (The)..........    400     15,163
               Bank of Kyoto, Ltd. (The)..........  5,000     46,335
               Bank of Nagoya, Ltd. (The).........  4,000     12,701
               Bank of Okinawa, Ltd. (The)........    600     24,070
               Bank of the Ryukyus, Ltd...........  1,700     20,084
               Bank of Yokohama, Ltd. (The)....... 14,000     69,357
               Benesse Holdings, Inc..............    700     29,115
              *Best Denki Co., Ltd................  8,500     23,040
               Bookoff Corp.......................  2,600     18,043
               Bridgestone Corp...................  2,800     61,842
              *Calsonic Kansei Corp...............  6,000     24,450
               Canon Marketing Japan, Inc.........  1,200     13,289
               Canon, Inc.........................    494     23,264
               Canon, Inc. Sponsored ADR..........  1,800     84,906
              #Casio Computer Co., Ltd............  6,200     49,302
               Central Glass Co., Ltd.............  4,000     15,812
               Chiba Bank, Ltd. (The)............. 12,000     71,048
              *Chiba Kogyo Bank, Ltd. (The).......  1,500      8,121
               Chiyoda Co., Ltd...................  1,100     14,573
               Chofu Seisakusho Co., Ltd..........  1,300     31,680
               Chubu Electric Power Co., Ltd......  1,800     39,442
               Chudenko Corp......................  1,000     12,328
               Chuetsu Pulp & Paper Co., Ltd......  6,000     10,510
               Chugoku Bank, Ltd. (The)...........  5,000     58,271

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
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 JAPAN -- (Continued)
    Chugoku Electric Power Co., Ltd. (The)                       1,200 $ 21,314
    Chugoku Marine Paints, Ltd.                                  2,000   16,912
    Chukyo Bank, Ltd. (The)                                      7,000   16,045
    Chuo Mitsui Trust Holdings, Inc.                            18,940   65,205
    Circle K Sunkus Co., Ltd.                                      700   10,809
    Citizen Holdings Co., Ltd.                                   7,900   47,836
    CKD Corp.                                                    2,200   19,954
    CMK Corp.                                                    2,100    8,636
    Coca-Cola Central Japan Co., Ltd.                            1,500   20,421
    Coca-Cola West Co., Ltd.                                     1,500   31,065
    Comsys Holdings Corp.                                        2,000   20,928
    Cosmo Oil Co., Ltd.                                         15,000   49,514
    Credit Saison Co., Ltd.                                      4,000   67,073
   #*CSK Corp.                                                   1,000    3,201
    Dai Nippon Printing Co., Ltd.                               10,000  119,960
    Daicel Chemical Industries, Ltd.                             8,000   51,598
   #Daido Steel Co., Ltd.                                        5,000   28,580
   #*Daiei, Inc. (The)                                           2,650    9,262
    Daifuku Co., Ltd.                                            2,000   13,570
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.                        600   29,417
    Daikin Industries, Ltd.                                        700   22,297
   *Daikyo, Inc.                                                 5,000    8,066
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.     4,000   22,432
    Dainippon Screen Manufacturing Co., Ltd.                     5,000   46,434
    Daio Paper Corp.                                             3,000   21,700
    Daisan Bank, Ltd. (The)                                      7,000   17,159
    Daishi Bank, Ltd. (The)                                      8,000   25,242
    Daiwa House Industry Co., Ltd.                               5,000   60,581
    Daiwa Securities Group, Inc.                                 3,000   12,948
    Daiwabo Holdings Co., Ltd.                                   8,000   16,418
    Denki Kogyo Co., Ltd.                                        3,000   14,318
    Denso Corp.                                                  2,200   73,626
    Dentsu, Inc.                                                 1,300   34,573
    Descente, Ltd.                                               3,000   12,679
    DIC Corp.                                                   10,000   23,972
   #Disco Corp.                                                    400   27,449
    Don Quijote Co., Ltd.                                        1,000   37,452
    Dowa Holdings Co., Ltd.                                      2,000   13,116
    Dydo Drinco, Inc.                                              600   23,418
   #eAccess, Ltd.                                                   18    8,499
    East Japan Railway Co.                                         600   33,348
    Ebara Corp.                                                  6,000   33,852
   #Edion Corp.                                                  1,800   15,533
    Ehime Bank, Ltd. (The)                                       6,000   16,938
    Eighteenth Bank, Ltd. (The)                                  8,000   21,715
    Electric Power Development Co., Ltd.                           600   15,741
    Exedy Corp.                                                  1,000   31,947
    Ezaki Glico Co., Ltd.                                        2,000   23,918
    FamilyMart Co., Ltd.                                           600   21,779
    Felissimo Corp.                                                400    4,683
    Foster Electric Co., Ltd.                                      500   11,705
    Fuji Electric Holdings Co., Ltd.                            10,000   31,502
    Fuji Heavy Industries, Ltd.                                  5,000   37,216
    Fuji Oil Co., Ltd.                                           2,600   36,095
   #Fuji Soft, Inc.                                              1,100   16,809
    FUJIFILM Holdings Corp.                                      3,300  102,590
    Fujikura, Ltd.                                              13,000   67,370
    Fujitsu, Ltd.                                                5,000   28,648
    Fukui Bank, Ltd. (The)                                       7,000   21,183
    Fukuoka Financial Group, Inc.                               12,000   49,865
    Fukuyama Transporting Co., Ltd.                              5,000   24,164
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
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

           JAPAN -- (Continued)
             #Funai Electric Co., Ltd.                  500 $ 15,162
             *Furukawa Co., Ltd.                      9,000   10,073
              Futaba Corp.                            1,500   27,959
             *Futaba Industrial Co., Ltd.               900    5,160
             #GEO Co., Ltd.                               9   10,421
              Glory, Ltd.                             1,000   21,962
              Godo Steel, Ltd.                        6,000   15,525
              Gunma Bank, Ltd. (The)                 10,000   54,130
              Gunze, Ltd.                             5,000   18,112
              H2O Retailing Corp.                     4,000   29,078
              Hachijuni Bank, Ltd. (The)             11,000   65,667
              Hakuhodo Dy Holdings, Inc.                670   35,084
              Hankyu Hanshin Holdings, Inc.          19,000   84,169
              Hanwa Co., Ltd.                         4,000   17,097
             *Haseko Corp.                           11,000    7,372
              Heiwa Corp.                             1,800   27,834
              Heiwado Co., Ltd.                       1,200   15,211
              Higashi-Nippon Bank, Ltd.               6,000   12,181
              Higo Bank, Ltd. (The)                   5,000   28,831
              Hino Motors, Ltd.                      13,000   61,617
              Hirose Electric Co., Ltd.                 200   20,844
             #Hiroshima Bank, Ltd. (The)             13,000   56,821
              Hitachi High-Technologies Corp.         1,900   39,985
              Hitachi Kokusai Electric, Inc.          2,000   16,677
             #Hitachi Metals, Ltd.                    1,000   13,171
              Hitachi Transport System, Ltd.          1,900   26,402
             #Hitachi Zosen Corp.                    10,500   15,334
              Hitachi, Ltd. ADR                       1,800   98,028
              Hokkaido Electric Power Co., Inc.       1,000   18,132
              Hokkan Holdings, Ltd.                   5,000   15,640
              Hokkoku Bank, Ltd. (The)                7,000   23,661
              Hokuetsu Bank, Ltd. (The)               9,000   19,364
              Hokuhoku Financial Group, Inc.         17,000   32,443
              Hokuriku Electric Power Co., Inc.       1,000   20,282
              Honda Motor Co., Ltd. Sponsored ADR     3,554  136,296
              Hosiden Corp.                           1,200   12,026
              House Foods Corp.                       1,900   31,102
              Hyakugo Bank, Ltd. (The)                4,000   17,435
              Hyakujishi Bank, Ltd. (The)             9,000   33,597
              IBJ Leasing Co., Ltd.                   1,000   24,680
             #Ichikoh Industries, Ltd.               12,000   25,464
              Ichiyoshi Securities Co., Ltd.          2,200   13,744
              Idec Corp.                              1,300   13,321
              Idemitsu Kosan Co., Ltd.                  400   47,304
              Imperial Hotel, Ltd.                      450   11,123
              Inaba Denki Sangyo Co., Ltd.              600   15,830
             #Inageya Co., Ltd.                       2,000   21,261
              Inui Steamship Co., Ltd.                3,500   19,219
             #*Isetan Mitsukoshi Holdings, Ltd.       5,740   55,412
             #*Ishihara Sangyo Kaisha, Ltd.          13,000   15,621
              IT Holdings Corp.                       1,200   11,802
             #ITO EN, Ltd.                            1,000   17,749
              ITOCHU Corp.                            8,000   83,337
              Itochu Enex Co., Ltd.                   1,800    9,766
             #Itochu Techno-Solutions Corp.             600   21,273
              Itoham Foods, Inc.                      5,000   19,845
              Iyo Bank, Ltd. (The)                    7,000   58,539
              Izumi Co., Ltd.                         1,400   20,039
             #Izumiya Co., Ltd.                       3,000   13,070
              J. Front Retailing Co., Ltd.            8,800   38,241
              Japan Airport Terminal Co., Ltd.        2,400   31,042
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                                                       ------ -----

           JAPAN -- (Continued)
              Japan Digital Laboratory Co., Ltd.        1,600 $18,501
              Japan Petroleum Exploration Co., Ltd.       300  14,708
              Japan Pulp & Paper Co., Ltd.              5,000  18,075
              Japan Wool Textile Co., Ltd. (The)        3,000  26,631
              JFE Holdings, Inc.                          700  19,161
              J-Oil Mills, Inc.                         3,000   8,427
              Joshin Denki Co., Ltd.                    3,000  29,050
              Joyo Bank, Ltd. (The)                     7,000  28,253
              JS Group Corp.                            2,100  50,614
              JSR Corp.                                   800  16,830
              JTEKT Corp.                               1,100  14,289
              Juroku Bank, Ltd.                         9,000  27,905
             *JVC Kenwood Holdings, Inc.                1,500   7,728
              JX Holdings, Inc.                         9,490  66,835
              Kadokawa Holdings, Inc.                     800  20,894
              Kaga Electronics Co., Ltd.                1,200  13,687
              Kagome Co., Ltd.                          1,300  22,640
              Kagoshima Bank, Ltd. (The)                3,000  20,173
             #Kameda Seika Co., Ltd.                      700  11,907
              Kamigumi Co., Ltd.                        7,000  59,954
              Kanamoto Co., Ltd.                        3,000  22,235
             #Kandenko Co., Ltd.                        4,000  20,711
              Kaneka Corp.                              8,000  58,390
             *Kanematsu Corp.                          12,000  11,925
              Kansai Electric Power Co., Inc.           1,200  25,275
             #Kansai Paint Co., Ltd.                    6,000  54,119
              Kanto Auto Works, Ltd.                    1,500   9,751
              Kao Corp.                                 1,000  25,033
              Kawasaki Heavy Industries, Ltd.           5,000  20,665
             #Kawasaki Kisen Kaisha, Ltd.               2,000   6,707
              KDDI Corp.                                    4  26,704
              Keihin Corp.                              1,100  21,062
             #Keikyu Corp.                              4,000  27,923
              Keio Corp.                                6,000  33,700
              Keisei Electric Railway Co., Ltd.         4,000  23,210
              Keiyo Bank, Ltd. (The)                    4,000  19,678
             *Kenedix, Inc.                                12   2,193
              Kewpie Corp.                              2,200  26,352
              Key Coffee, Inc.                          1,100  19,053
              Kikkoman Corp.                            2,000  19,854
              Kinden Corp.                              3,000  25,576
             #Kintetsu Corp.                            7,000  20,961
              Kitz Corp.                                3,000  15,629
              Kiyo Holdings, Inc.                      15,000  21,349
              Kobe Steel, Ltd.                         10,000  24,815
             #Kohnan Shoji Co., Ltd.                    1,300  21,449
              Kokuyo Co., Ltd.                          2,300  17,010
              Komatsu, Ltd.                             1,100  38,785
              Komori Corp.                              1,000   9,518
             *Konica Minolta Holdings, Inc.             5,500  48,433
              Kose Corp.                                  800  20,847
              Kubota Corp. Sponsored ADR                  800  38,040
              Kurabo Industries, Ltd.                   8,000  14,423
              Kuraray Co., Ltd.                         3,000  43,702
              Kureha Corp.                              5,000  25,050
              Kuroda Electric Co., Ltd.                 1,300  14,486
              Kyocera Corp. Sponsored ADR                 900  98,919
              Kyoritsu Maintenance Co., Ltd.              900  12,957
              Kyowa Exeo Corp.                          2,000  21,043
              Lawson, Inc.                                500  24,532
             #*Leopalace21 Corp.                        4,100   5,816

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
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

         JAPAN -- (Continued)
            Lintec Corp.                                1,100 $ 32,554
            Lion Corp.                                  4,000   20,982
            Mabuchi Motor Co., Ltd.                       700   34,729
            Maeda Corp.                                 5,000   15,195
            Maeda Road Construction Co., Ltd.           3,000   28,471
           *Makino Milling Machine Co., Ltd.            2,000   18,801
            Makita Corp.                                  500   22,990
            Marubeni Corp.                              6,000   43,834
            Maruha Nichiro Holdings, Inc.              12,000   17,874
            Marui Group Co., Ltd.                       4,900   33,852
            Maruichi Steel Tube, Ltd.                   1,200   29,862
            Marusan Securities Co., Ltd.                2,100    8,807
            Maruwa Co., Ltd.                              900   33,288
            Max Co., Ltd.                               2,000   24,729
            Mazda Motor Corp.                          15,000   34,444
            Megmilk Snow Brand Co., Ltd.                1,400   21,751
            Meitec Corp.                                  700   13,561
            Meito Sangyo Co., Ltd.                        600    7,628
            Michinoku Bank, Ltd. (The)                  7,000   12,436
            Mikuni Coca-Cola Bottling Co., Ltd.         1,300   11,722
            Mimasu Semiconductor Industry Co., Ltd.     2,000   23,749
            Minebea Co., Ltd.                           5,000   27,058
            Ministop Co., Ltd.                            800   12,958
            Mirait Holdings Corp.                       2,000   15,120
            Misumi Group, Inc.                          1,200   30,260
            Mitsubishi Corp.                            4,600  124,787
            Mitsubishi Electric Corp.                   1,000   11,133
            Mitsubishi Estate Co., Ltd.                 2,000   35,000
            Mitsubishi Heavy Industries, Ltd.          11,000   52,562
            Mitsubishi Logistics Corp.                  4,000   44,245
            Mitsubishi Materials Corp.                  8,000   27,772
           *Mitsubishi Motors Corp.                    13,000   15,950
            Mitsubishi Paper Mills, Ltd.               10,000   10,161
            Mitsubishi UFJ Financial Group, Inc.       60,470  290,231
            Mitsuboshi Belting, Ltd.                    4,000   18,874
            Mitsui & Co., Ltd.                          3,100   55,165
            Mitsui & Co., Ltd. Sponsored ADR              200   71,050
           #Mitsui Chemicals, Inc.                      6,000   21,984
            Mitsui Fudosan Co., Ltd.                    2,000   34,710
            Mitsui High-Tec, Inc.                       2,000    9,977
            Mitsui Mining & Smelting Co., Ltd.         14,000   50,122
            Mitsui O.S.K. Lines, Ltd.                   7,000   39,043
           #Mitsui Sugar Co., Ltd.                      3,000   14,986
            Mitsui-Soko Co., Ltd.                       4,000   14,840
            Mitsuuroko Co., Ltd.                        2,900   19,473
           #Miura Co., Ltd.                               700   19,889
            Miyazaki Bank, Ltd. (The)                   5,000   11,329
            Mizuho Financial Group, Inc.               23,100   36,598
           #*Mizuho Investors Securities Co., Ltd.     12,000   11,479
           #Mizuho Trust & Banking Co., Ltd.           12,000   10,147
           #Mizuno Corp.                                4,000   17,271
           #Modec, Inc.                                   600   11,102
           #Mori Seiki Co., Ltd.                        1,100   14,110
            Morinaga & Co., Ltd.                       10,000   22,513
            Morinaga Milk Industry Co., Ltd.            8,000   32,293
            Morita Holdings Corp.                       3,000   18,873
            MOS Food Services, Inc.                     1,500   27,569
            MS&AD Insurance Group Holdings, Inc.        3,864   90,487
            Murata Manufacturing Co., Ltd.                400   28,890
            Musashino Bank, Ltd.                        1,000   31,669
            Nagase & Co., Ltd.                          4,000   50,672

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

        JAPAN -- (Continued)
           Nagoya Railroad Co., Ltd.                     9,000 $ 23,648
           Namco Bandai Holdings, Inc.                   4,900   54,114
          #Nanto Bank, Ltd. (The)                        5,000   24,458
          *NEC Corp.                                    31,000   65,388
           Net One Systems Co., Ltd.                        18   32,593
          *Neturen Co., Ltd.                             1,500   11,890
           NHK Spring Co., Ltd.                          2,000   19,020
          #Nichicon Corp.                                3,000   46,107
           Nichirei Corp.                                6,000   26,362
           Nifco, Inc.                                     900   22,756
          #NIFTY Corp.                                       9   12,954
           Nihon Dempa Kogyo Co., Ltd.                     400    6,099
           Nihon Nohyaku Co., Ltd.                       1,000    4,485
           Nihon Parkerizing Co., Ltd.                   2,000   27,821
           Nikon Corp.                                   1,000   20,958
           Nintendo Co., Ltd.                              100   23,661
           Nippo Corp.                                   3,000   24,149
           Nippon Beet Sugar Manufacturing Co., Ltd.     9,000   20,212
           Nippon Carbon Co., Ltd.                       7,000   16,304
           Nippon Chemi-Con Corp.                        3,000   15,700
           Nippon Express Co., Ltd.                     12,000   47,813
           Nippon Flour Mills Co., Ltd.                  6,000   29,753
           Nippon Gas Co., Ltd.                          1,100   15,322
           Nippon Konpo Unyu Soko Co., Ltd.              2,000   21,474
           Nippon Light Metal Co., Ltd.                 10,000   20,432
           Nippon Meat Packers, Inc.                     5,000   69,264
           Nippon Paint Co., Ltd.                        5,000   35,083
           Nippon Paper Group, Inc.                      2,300   46,214
           Nippon Seiki Co., Ltd.                        1,000   11,595
           Nippon Sheet Glass Co., Ltd.                 20,000   58,892
           Nippon Shokubai Co., Ltd.                     4,000   52,502
           Nippon Soda Co., Ltd.                         5,000   21,954
           Nippon Steel Corp.                            7,000   21,896
          #Nippon Suisan Kaisha, Ltd.                    5,500   15,382
           Nippon Telegraph & Telephone Corp. ADR        1,600   37,040
          #Nippon Thompson Co., Ltd.                     3,000   22,330
          #*Nippon Yakin Kogyo Co., Ltd.                 2,500    5,933
           Nishimatsu Construction Co., Ltd.             7,000   10,674
           Nishi-Nippon Bank, Ltd.                      24,000   67,977
           Nishi-Nippon Railroad Co., Ltd.               6,000   25,931
           Nissan Motor Co., Ltd.                       12,400  119,307
           Nissan Shatai Co., Ltd.                       3,000   22,478
          #Nisshin Oillio Group, Ltd. (The)              5,000   23,412
           Nisshin Seifun Group, Inc.                    5,500   68,848
           Nisshin Steel Co., Ltd.                      21,000   41,918
          #Nissin Foods Holdings Co., Ltd.               1,100   38,992
           Nissin Kogyo Co., Ltd.                        2,200   37,002
           Nitta Corp.                                   1,000   17,924
           Nittetsu Mining Co., Ltd.                     3,000   14,287
           Nitto Boseki Co., Ltd.                        6,000   14,574
           Nitto Denko Corp.                               500   26,778
           Nitto Kogyo Corp.                             1,400   14,479
           NKSJ Holdings, Inc.                           4,000   25,781
           NOF Corp.                                     5,000   21,949
           NOK Corp.                                     2,700   46,150
           Nomura Holdings, Inc.                        18,800   96,041
           Nomura Holdings, Inc. ADR                     3,400   17,340
           Nomura Research Institute, Ltd.                 600   12,899
           Noritake Co., Ltd.                            5,000   20,017
          *Noritsu Koki Co., Ltd.                          900    5,174
           NTN Corp.                                     4,000   19,208
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
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

             JAPAN -- (Continued)..................
               #NTT Data Corp......................      5 $ 16,568
                NTT DoCoMo, Inc....................     41   76,070
                Obayashi Corp...................... 16,000   67,496
                Odakyu Electric Railway Co., Ltd...  3,000   24,242
                Ogaki Kyoritsu Bank, Ltd. (The)....  4,000   12,836
                Oiles Corp.........................  1,200   23,149
                Oita Bank, Ltd. (The)..............  4,000   12,737
                Oji Paper Co., Ltd................. 13,000   58,369
                Okasan Securities Group, Inc.......  4,000   14,349
               *Oki Electric Industry Co., Ltd..... 13,000   10,657
                Okinawa Electric Power Co., Ltd....    400   17,445
               #OKUMA Corp.........................  2,000   18,839
                Okumura Corp.......................  4,000   15,647
                Onoken Co., Ltd....................  2,600   24,041
                Onward Holdings Co., Ltd...........  4,000   29,798
                Oriental Land Co., Ltd.............    400   33,963
               #Osaka Gas Co., Ltd.................  8,000   29,522
                Panasonic Corp.....................  9,000  110,667
                Parco Co., Ltd.....................  1,500   12,807
                Paris Miki Holdings, Inc...........  1,600   15,623
               *Pioneer Electronic Corp............  2,500   10,575
                Press Kogyo Co., Ltd...............  5,000   22,872
                Rengo Co., Ltd.....................  4,000   23,945
               #*Renown, Inc.......................  2,700    5,515
                Resona Holdings, Inc...............  1,900    9,008
                Resorttrust, Inc...................  1,000   12,202
                Ricoh Co., Ltd.....................  5,000   55,178
                Riken Corp.........................  4,000   15,755
                Rohm Co., Ltd......................  1,000   60,226
                Roland Corp........................    700    8,060
                Round One Corp.....................    900    5,471
               #Ryohin Keikaku Co., Ltd............    400   18,568
                Ryosan Co., Ltd....................  1,000   23,201
                Saizeriya Co., Ltd.................  1,200   20,462
               *Sakai Chemical Industry Co., Ltd...  3,000   15,620
                Sakata Seed Corp...................  1,600   22,701
                San-Ai Oil Co., Ltd................  2,000   10,800
               #Sanden Corp........................  4,000   18,939
                San-in Godo Bank, Ltd. (The).......  3,000   22,252
                Sanken Electric Co., Ltd...........  4,000   21,433
                Sanki Engineering Co., Ltd.........  3,000   17,904
                Sankyo Co., Ltd....................    700   36,404
               *Sankyo-Tateyama Holdings, Inc...... 12,000   17,366
                Sankyu, Inc........................  4,000   18,383
                Sanshin Electronics Co., Ltd.......  1,500   12,537
                Sanwa Holdings Corp................  4,000   13,014
                Sanyo Chemical Industries, Ltd.....  4,000   32,686
                Sanyo Special Steel Co., Ltd.......  3,000   16,757
                Sapporo Hokuyo Holdings, Inc.......  8,000   35,488
                Sasebo Heavy Industries Co., Ltd...  3,000    5,741
                Sato Corp..........................  1,100   14,412
                SBI Holdings, Inc..................    357   38,486
                Scroll Corp........................  2,100    7,337
                Secom Co., Ltd.....................    800   39,683
                Seiko Epson Corp...................  2,200   38,281
                Seiko Holdings Corp................  4,000   13,137
                Seino Holdings Co., Ltd............  4,000   30,048
                Seiren Co., Ltd....................  2,600   17,476
                Sekisui Chemical Co., Ltd..........  7,000   58,730
                Sekisui House, Ltd.................  5,000   48,469
                Senko Co., Ltd.....................  7,000   20,814

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
                                                        Shares  Value++
                                                        ------  -----

        JAPAN -- (Continued)...........................
           Senshukai Co., Ltd..........................  1,200 $  7,371
           Seven & I Holdings Co., Ltd.................  3,700   93,115
          #Sharp Corp..................................  2,000   18,401
           Shiga Bank, Ltd.............................  7,000   37,555
           Shikoku Bank, Ltd...........................  5,000   14,999
           Shima Seiki Manufacturing Co., Ltd..........    400   10,610
           Shimachu Co., Ltd...........................  1,000   23,345
           Shimano, Inc................................    600   32,053
           Shimizu Corp................................ 10,000   42,251
          #Shindengen Electric Manufacturing Co., Ltd..  6,000   26,049
           Shin-Etsu Chemical Co., Ltd.................    500   26,012
          #Shinkawa, Ltd...............................  1,800   17,201
          #Shinko Electric Industries Co., Ltd.........    700    7,189
           Shinko Plantech Co., Ltd....................  1,300   14,566
           Shinko Shoji Co., Ltd.......................    900    7,649
           Shinsei Bank, Ltd...........................  2,000    2,405
           Shiseido Co., Ltd...........................  1,000   16,633
           Shizuoka Bank, Ltd..........................  9,000   82,005
           Shochiku Co., Ltd...........................  3,000   21,650
           Shoko Co., Ltd.............................. 14,000   18,928
          #Showa Denko K.K............................. 14,000   27,940
           Showa Shell Sekiyu K.K......................  2,300   25,093
           Sinanen Co., Ltd............................  4,000   16,781
           SKY Perfect JSAT Holdings, Inc..............     35   13,987
           SMK Corp....................................  3,000   13,122
           Sohgo Security Services Co., Ltd............  1,500   17,219
           Sojitz Corp................................. 35,400   68,312
           Sony Corp...................................  1,200   33,883
           Sony Corp. Sponsored ADR....................  5,400  152,874
          *Sotetsu Holdings, Inc.......................  6,000   16,463
           SRI Sports, Ltd.............................     11   11,983
           Star Micronics Co., Ltd.....................    700    7,903
          #Sumisho Computer Systems Corp...............  1,200   17,077
           Sumitomo Bakelite Co., Ltd..................  5,000   32,066
           Sumitomo Corp...............................  3,700   51,041
           Sumitomo Electric Industries, Ltd...........  5,800   80,754
           Sumitomo Forestry Co., Ltd..................  3,600   31,552
           Sumitomo Heavy Industries, Ltd..............  2,000   13,189
          *Sumitomo Light Metal Industries, Ltd........  9,000   10,316
           Sumitomo Metal Industries, Ltd..............  5,000   10,577
           Sumitomo Metal Mining Co., Ltd..............  1,000   17,856
           Sumitomo Mitsui Financial Group, Inc........  5,464  169,722
           Sumitomo Osaka Cement Co., Ltd.............. 11,000   29,909
           Sumitomo Realty & Development Co., Ltd......  1,000   20,699
           Sumitomo Rubber Industries, Ltd.............  2,400   27,196
           Sumitomo Warehouse Co., Ltd.................  4,000   18,420
          #Sunx, Ltd...................................  3,800   21,378
           Suruga Bank, Ltd............................  5,000   41,733
          *SWCC Showa Holdings Co., Ltd................ 14,000   17,682
           T&D Holdings, Inc...........................  1,350   33,336
           Tadano, Ltd.................................  2,000   10,696
           Taihei Dengyo Kaisha, Ltd...................  1,000    9,042
          #Taiheiyo Cement Corp........................ 24,000   41,149
           Taiho Kogyo Co., Ltd........................  1,300   10,510
           Taikisha, Ltd...............................  2,000   38,404
           Taisei Corp................................. 25,000   58,565
          #Taiyo Nippon Sanso Corp.....................  3,000   24,231
           Taiyo Yuden Co., Ltd........................  2,000   28,164
           Takara Standard Co., Ltd....................  4,000   30,219
           Takasago International Corp.................  4,000   20,808
          #Takasago Thermal Engineering Co., Ltd.......  2,000   17,082

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
                                                     Shares  Value++
                                                     ------  -----

           JAPAN -- (Continued).....................
             #Takashimaya Co., Ltd..................  7,000 $ 47,863
             *Takuma Co., Ltd.......................  4,000   14,692
              TDK Corp. Sponsored ADR...............    400   20,696
              Teijin, Ltd...........................  7,000   33,547
              Tenma Corp............................  1,200   13,005
              TKC, Corp.............................  1,100   23,469
              Toagosei Co., Ltd.....................  6,000   32,494
              Tobu Railway Co., Ltd.................  6,000   23,429
              Tochigi Bank, Ltd.....................  4,000   16,252
              Toda Corp.............................  6,000   22,284
              Toho Bank, Ltd........................  5,000   12,318
              Toho Gas Co., Ltd.....................  7,000   32,783
             *Toho Titanium Co., Ltd................    600   16,899
             #Tohuku Electric Power Co., Inc........  1,200   17,623
              Tokai Carbon Co., Ltd.................  2,000   10,548
              Tokai Rika Co., Ltd...................  2,100   36,798
              Tokai Tokyo Financial Holdings, Inc... 11,000   32,969
             #Token Corp............................    730   31,141
              Tokio Marine Holdings, Inc............  3,800  106,303
             #*Toko, Inc............................ 15,000   37,043
              Tokuyama Corp.........................  4,000   20,797
              Tokyo Electric Power Co., Ltd.........  1,800    9,653
              Tokyo Gas Co., Ltd....................  5,000   22,308
              Tokyo Ohka Kogyo Co., Ltd.............  1,000   21,148
              Tokyo Rope Manufacturing Co., Ltd.....  9,000   35,495
              Tokyo Seimitsu Co., Ltd...............    700   13,694
              Tokyo Steel Manufacturing Co., Ltd....  3,900   42,264
              Tokyo Style Co., Ltd..................  2,000   13,513
              Tokyo Tatemono Co., Ltd............... 11,000   39,777
             #*Tokyo Tomin Bank, Ltd................    700    9,359
              Tokyu Construction Co., Ltd...........  4,060   11,042
              Tokyu Corp............................  4,000   16,547
              Tokyu Land Corp....................... 10,000   43,200
              TOMONY Holdings, Inc..................  7,000   24,677
              TonenGeneral Sekiyu K.K...............  2,000   24,814
              Toppan Forms Co., Ltd.................  2,100   16,804
              Toppan Printing Co., Ltd..............  9,000   70,744
              Topre Corp............................  2,200   18,134
              Topy Industries, Ltd..................  7,000   18,489
              Toray Industries, Inc.................  5,000   37,088
              Toshiba Corp..........................  4,000   21,300
              Toshiba Machine Co., Ltd..............  8,000   42,780
              Toshiba TEC Corp......................  4,000   18,477
              Tosoh Corp............................  4,000   15,474
              TOTO, Ltd.............................  4,000   31,408
              Towa Bank, Ltd........................ 18,000   21,752
              Toyo Engineering Corp.................  4,000   16,160
              Toyo Ink Manufacturing Co., Ltd.......  6,000   30,388
              Toyo Kanetsu K.K......................  5,000   11,965
              Toyo Kohan Co., Ltd...................  4,000   21,159
              Toyo Seikan Kaisha, Ltd. (6899967)....  1,000   23,030
              Toyo Seikan Kaisha, Ltd. (6900267)....  4,300   73,101
              Toyo Tire & Rubber Co., Ltd...........  4,000    9,781
              Toyobo Co., Ltd....................... 19,000   30,023
             *Toyoda Gosei Co., Ltd.................    600   13,110
              Toyota Auto Body Co., Ltd.............  1,300   23,006
              Toyota Motor Corp. Sponsored ADR......  3,500  278,880
              Toyota Tsusho Corp....................  1,200   20,009
              Trans Cosmos, Inc.....................  1,200   11,248
              Trend Micro, Inc......................    500   14,274
              Tsubakimoto Chain Co..................  3,000   15,962

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
                                                   Shares     Value++
                                                   ------     -----

          JAPAN -- (Continued)....................
            *Tsukuba Bank, Ltd....................  2,900 $     8,418
             TV Asahi Corp........................     12      18,438
             Ube Industries, Ltd.................. 13,000      41,581
             Ulvac, Inc...........................  1,300      29,098
             Uni-Charm Corp.......................    700      27,727
            *Uniden Corp..........................  3,000      10,997
            *Unihair Co., Ltd.....................  1,300      12,532
             Union Tool Co........................    600      13,233
            *Unitika, Ltd......................... 16,000      12,247
             UNY Co., Ltd.........................  6,000      52,579
             Ushio, Inc...........................  1,700      34,615
             USS Co., Ltd.........................    340      26,128
             Valor Co., Ltd.......................  2,700      28,793
             Wacoal Corp..........................  2,000      26,037
             West Japan Railway Co................      5      18,234
             Xebio Co., Ltd.......................    700      12,988
             Yamada Denki Co., Ltd................    430      30,210
             Yamagata Bank, Ltd...................  4,000      19,511
             Yamaguchi Financial Group, Inc.......  6,000      54,193
             Yamaha Corp..........................  2,700      33,769
            *Yamaha Motor Co., Ltd................  2,300      44,211
            Yamanashi Chuo Bank, Ltd..............  4,000      17,837
             Yamatake Corp........................    800      20,499
            #Yamatane Corp........................ 11,000      16,106
             Yamato Kogyo Co., Ltd................    600      19,802
            #Yaskawa Electric Corp................  2,000      23,414
             Yodogawa Steel Works, Ltd............  4,000      16,881
            *Yokogawa Electric Corp...............  3,300      26,737
             Yokohama Reito Co., Ltd..............  3,000      20,320
             Yokohama Rubber Co., Ltd.............  7,000      35,801
             Yonekyu Corp.........................  1,500      11,534
            #Zensho Co., Ltd......................  2,000      21,094
             Zeon Corp............................  2,000      18,068
                                                          -----------
          TOTAL JAPAN.............................         16,662,675
                                                          -----------

          NETHERLANDS -- (2.2%)...................
             Aalberts Industries NV...............  1,289      32,600
             Accell Group NV......................    390      23,216
            *Aegon NV............................. 23,569     187,337
            #Akzo Nobel NV........................  2,119     164,304
             APERAM NV............................    327      13,767
             Arcadis NV...........................    762      19,665
             ArcelorMittal NV.....................  6,554     242,209
            *ASM International NV.................  1,438      62,377
            #*ASML Holding NV.....................  1,130      47,101
            *ASML Holding NV ADR..................    200       8,352
             BinckBank NV.........................  1,231      22,260
            *CSM NV...............................    641      24,555
            #Exact Holding NV.....................    330      10,683
             Fugro NV.............................    753      69,021
            #Grontmij NV..........................    354       7,962
            *Heijmans NV..........................     37       1,252
             Imtech NV............................    730      27,723
            *ING Groep NV......................... 11,097     146,195
            *ING Groep NV Sponsored ADR........... 15,410     203,258
            #*Kardan NV...........................  1,340       7,952
             KAS Bank NV..........................     70       1,238
             Koninklijke Ahold NV................. 12,011     168,677
             Koninklijke Bam Groep NV.............  3,463      27,649
             Koninklijke Boskalis Westminster NV..  1,297      68,929
             Koninklijke Ten Cate NV..............    874      40,452

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
                                                    Shares    Value++
                                                    ------    -----

          NETHERLANDS -- (Continued)...............
             Koninklijke Vopak NV..................    984 $   47,144
            #*LBi International NV.................  3,266      8,762
             Nutreco NV............................    633     49,263
            *Randstad Holdings NV..................  1,277     71,845
             Reed Elsevier NV ADR..................    952     25,038
             SBM Offshore NV.......................  3,901    114,087
            #Sligro Food Group NV..................    627     23,294
            *SNS Reaal Groep NV....................  3,557     21,853
             Telegraaf Media Groep NV..............    853     18,304
             TKH Group NV..........................    819     25,595
             Unilever NV...........................  2,259     74,368
             Unit 4 NV.............................    493     18,497
            *USG People NV.........................    851     16,846
            *Wavin NV..............................    159      2,844
             Wolters Kluwer NV.....................  2,992     69,712
                                                           ----------
          TOTAL NETHERLANDS........................         2,216,186
                                                           ----------

          NEW ZEALAND -- (0.2%)....................
             Air New Zealand, Ltd.................. 11,327     10,201
             Auckland International Airport, Ltd... 10,772     19,383
            #Contact Energy, Ltd...................  4,628     22,327
             Fletcher Building, Ltd. (6341606).....  2,708     20,188
             Infratil, Ltd......................... 10,572     16,263
             New Zealand Oil & Gas, Ltd............ 34,020     26,761
             New Zealand Refining Co., Ltd.........  4,103     14,951
             Nuplex Industries, Ltd................  4,714     12,481
             Port of Tauranga, Ltd.................  2,031     14,240
             TrustPower, Ltd.......................  2,795     17,193
                                                           ----------
          TOTAL NEW ZEALAND........................           173,988
                                                           ----------

          NORWAY -- (1.1%).........................
            *Acta Holding ASA......................  9,500      6,247
             Aker Kvaerner ASA.....................    750     18,077
             Aktiv Kapital ASA.....................    600      4,087
            #Atea ASA..............................  2,400     26,551
            *BW Offshore, Ltd. ASA.................  7,600     19,708
            *Camillo Eitze & Co. ASA...............    800      1,337
             Cermaq ASA............................  1,600     32,958
            *Copeinca ASA..........................  1,021      9,814
            #DnB NOR ASA Series A..................  8,311    135,142
            *DOF ASA...............................  1,400     15,454
            *EDB ErgoGroup ASA.....................  2,789      7,707
             Ekornes ASA...........................    300      8,495
            *Eltek ASA.............................  1,600      2,038
             Ganger Rolf ASA.......................    670     19,157
             Kongsberg Gruppen ASA.................    640     20,024
             Marine Harvest ASA.................... 50,000     66,057
            #Norsk Hydro ASA.......................  5,038     44,685
             Norsk Hydro ASA Sponsored ADR.........  3,400     30,294
            *Norske Skogindustrier ASA Series A....  7,052     20,036
             Orkla ASA.............................  7,600     76,915
            *Petroleum Geo-Services ASA............  3,243     51,305
             Prosafe ASA...........................  3,000     24,354
            #*Renewable Energy Corp. ASA...........    538      1,900
             Schibsted ASA.........................    850     25,574
             SeaDrill, Ltd. ASA....................  1,540     54,636
            *Sevan Marine ASA...................... 18,576     13,113
            *Songa Offshore SE.....................    800      4,888
             SpareBanken 1 SMN.....................    797      8,008
            #StatoilHydro ASA Sponsored ADR........  3,931    115,218
            #*Storebrand ASA.......................  5,600     58,162

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
                                                                       Shares    Value++
                                                                       ------    -----

NORWAY -- (Continued)................................................
   Subsea 7 SA.......................................................   1,277 $   33,636
   Telenor ASA.......................................................   1,553     26,829
   TGS Nopec Geophysical Co. ASA.....................................   2,274     59,872
  #Tomra Systems ASA.................................................   2,200     18,878
  #Veidekke ASA......................................................   1,440     14,544
  #Wilh Wilhelmsen Holding ASA.......................................     350     10,594
                                                                              ----------
TOTAL NORWAY.........................................................          1,086,294
                                                                              ----------

PORTUGAL -- (0.4%)...................................................
  #Banco BPI SA......................................................   4,547      8,173
  #Banco Comercial Portugues SA......................................  59,958     47,836
  #Banco Espirito Santo SA...........................................  10,994     46,309
  #Brisa SA..........................................................   3,774     25,246
   Cimpor Cimentos de Portugal SA....................................   5,065     34,994
  *EDP Renovaveis SA.................................................   1,191      9,174
  #Energias de Portugal SA...........................................   9,374     38,297
   Galp Energia SGPS SA Series B.....................................   1,072     23,976
  #Jeronimo Martins SGPS SA..........................................   2,344     38,445
   Mota-Engil SGPS SA................................................   2,737      7,265
   Portucel-Empresa Produtora de Pasta de Papel SA...................   3,351     12,547
   Portugal Telecom SA...............................................   3,378     41,340
   Sociedade de Investimento e Gestao SGPS SA........................     897     11,284
  *Sonae Capital SGPS SA.............................................   1,744        931
  *Sonae Industria SGPS SA...........................................   1,680      3,708
  #Sonae SGPS SA.....................................................  13,955     16,756
  *Sonaecom SGPS SA..................................................   3,677      8,471
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..   1,501      8,502
                                                                              ----------
TOTAL PORTUGAL.......................................................            383,254
                                                                              ----------

SINGAPORE -- (1.4%)..................................................
  *Allgreen Properties, Ltd..........................................  19,000     18,341
  #Broadway Industrial Group, Ltd....................................  26,000     22,328
   Bukit Sembawang Estates, Ltd......................................   2,000      7,143
   CapitaLand, Ltd...................................................  19,000     52,844
   City Developments, Ltd............................................   5,000     48,432
   ComfortDelGro Corp., Ltd..........................................  21,000     26,298
  #Cosco Corp Singapore, Ltd.........................................  14,000     25,482
   Creative Technology, Ltd..........................................   5,000     14,216
   DBS Group Holdings, Ltd...........................................  14,969    183,400
  *Delong Holdings, Ltd..............................................  10,000      3,676
  #Ezra Holdings, Ltd................................................   9,600     12,982
   Golden Agri-Resources, Ltd........................................ 106,000     57,734
   GuocoLand, Ltd....................................................  12,000     24,488
   Hotel Properties, Ltd.............................................   7,000     13,740
   Hyflux, Ltd.......................................................  12,000     21,105
   Keppel Corp., Ltd.................................................   3,300     32,136
   Keppel Land, Ltd..................................................   5,000     17,064
   Keppel Telecommunications & Transportation, Ltd...................   6,000      6,325
   K-Green Trust, Ltd................................................     600        510
   Kim Eng Holdings, Ltd.............................................   9,100     22,858
  *KS Energy Services, Ltd...........................................   9,000      7,293
   M1, Ltd...........................................................   7,000     13,663
   Midas Holdings, Ltd...............................................  30,000     17,927
  #*Neptune Orient Lines, Ltd........................................  19,250     29,651
   Orchard Parade Holdings, Ltd......................................   8,000     10,280
   Oversea-Chinese Banking Corp., Ltd................................  13,060    101,988
   Overseas Union Enterprise, Ltd....................................   5,000     12,539
  #*Raffles Education Corp., Ltd.....................................   5,106      2,776
   SATS, Ltd.........................................................   6,278     13,249
   SembCorp Industries, Ltd..........................................   9,000     39,763
   SembCorp Marine, Ltd..............................................   8,400     38,979

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
                                                              Shares    Value++
                                                              ------    -----

SINGAPORE -- (Continued)....................................
  #Singapore Airlines, Ltd..................................   3,600 $   41,469
   Singapore Land, Ltd......................................   4,000     23,405
   Singapore Post, Ltd......................................  14,000     13,282
   Singapore Press Holdings, Ltd............................   6,000     19,525
   Singapore Telecommunications, Ltd........................  13,000     33,184
   SMRT Corp., Ltd..........................................  15,000     23,304
   Spice I2I, Ltd........................................... 492,000     22,207
  *Stamford Land Corp., Ltd.................................  53,000     26,863
   Tat Hong Holdings, Ltd...................................  10,000      6,831
   United Engineers, Ltd....................................   6,000     12,469
   United Industrial Corp., Ltd.............................  23,000     53,222
  #United Overseas Bank, Ltd................................   6,068     97,360
   UOB-Kay Hian Holdings, Ltd...............................  12,000     18,445
   UOL Group, Ltd...........................................  16,000     63,348
   Venture Corp., Ltd.......................................   7,000     55,230
   WBL Corp., Ltd...........................................   8,000     24,540
   Wheelock Properties, Ltd.................................  13,000     19,775
                                                                     ----------
TOTAL SINGAPORE.............................................          1,453,669
                                                                     ----------

SPAIN -- (2.2%).............................................
   Abengoa SA...............................................     505     16,836
   Abertis Infraestructuras SA..............................   1,657     39,254
   Acciona SA...............................................     375     43,622
   Acerinox SA..............................................   3,061     61,494
   Antena 3 de Television SA................................   1,085     10,057
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.........  14,067    180,198
   Banco de Sabadell SA.....................................  16,046     71,064
  #*Banco de Valencia SA....................................   3,473     14,042
   Banco Espanol de Credito SA..............................   1,229     11,481
   Banco Pastor SA..........................................   2,072     10,006
   Banco Popular Espanol SA.................................  11,509     68,942
   Banco Santander SA.......................................     839     10,714
  #Banco Santander SA Sponsored ADR.........................  34,264    424,874
  #Bankinter SA.............................................   4,250     31,701
   Bolsas y Mercados Espanoles SA...........................     711     24,070
   Cementos Portland Valderrivas SA.........................     228      5,197
   Cia Espanola de Petroleos SA.............................     473     19,761
   Cintra Concesiones de Infraestructuras de Transporte SA..   1,978     27,272
   Construcciones y Auxiliar de Ferrocarriles SA............      22     13,405
   Criteria Caixacorp SA....................................   8,917     65,776
   Dinamia Capital Privado Sociedad de Capital Riesgo SA....     530      6,436
   Ebro Foods SA............................................   3,220     79,447
   Enagas SA................................................   2,468     61,020
   Fomento de Construcciones y Contratas SA.................   1,348     45,797
  *Gamesa Corp Tecnologica SA...............................   2,284     21,462
   Gas Natural SDG SA.......................................   3,108     63,908
  *Gestevision Telec, Inc. SA...............................   1,132     12,725
   Grupo Catalana Occidente SA..............................     923     24,195
  *Grupo Empresarial Ence SA................................   2,978     12,463
  *Grupo Ezentis SA.........................................  11,765      7,790
   Iberdrola SA.............................................   8,577     79,539
   Indra Sistemas SA........................................     974     22,092
   Industria de Diseno Textil SA............................     424     38,024
  *Jazztel P.L.C............................................   4,413     26,981
  *La Seda de Barcelona SA..................................  66,826      8,111
   Mapfre SA................................................   8,504     35,495
  *NH Hoteles SA............................................   2,275     19,202
   Obrascon Huarte Lain SA..................................     479     19,623
   Papeles y Cartones de Europa SA..........................   3,419     20,964
   Pescanova SA.............................................     312     12,978
  *Promotora de Informaciones SA............................   1,912      5,409

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
                                                       Shares    Value++
                                                       ------    -----

       SPAIN -- (Continued)...........................
          Prosegur Cia de Seguridad SA................    514 $   31,383
         #*Realia Business SA......................... 10,596     27,716
          Red Electrica Corporacion SA................    667     42,499
          Repsol YPF SA Sponsored ADR.................  2,600     92,872
         *Sacyr Vallehermoso SA.......................  2,665     33,656
         *Service Point Solutions SA (B07NKR8)........  7,717      5,127
         *Service Point Solutions SA (B3WDD75)........  2,204      1,466
          Sol Melia SA................................    953     12,425
         *SOS Corp. Alimentaria SA....................  3,188      3,024
         #Telefonica SA Sponsored ADR.................  5,700    153,672
         *Tubacex SA..................................  1,844      7,898
         *Tubos Reunidos SA...........................  4,346     14,351
          Vidrala SA..................................    354     11,382
          Viscofan SA.................................    830     36,591
          Zardoya Otis SA.............................  1,187     20,206
                                                              ----------
       TOTAL SPAIN....................................         2,267,695
                                                              ----------

       SWEDEN -- (2.6%)...............................
          Aarhuskarlshamn AB..........................    500     16,385
         #AF AB.......................................  1,400     31,159
         #Alfa Laval AB...............................  2,100     47,011
         #Assa Abloy AB Series B......................  2,602     78,165
          Atlas Copco AB Series A.....................    705     20,706
          Atlas Copco AB Series B.....................    777     20,594
          Axfood AB...................................    350     12,855
          B&B Tools AB................................    600     11,417
         #Bilia AB Series A...........................  1,300     33,423
         #Boliden AB..................................  5,964    134,520
         *Bure Equity AB..............................  4,279     24,295
         *CDON Group AB...............................    450      2,890
         #Duni AB.....................................  1,648     18,296
         #*Electrolux AB Series B.....................  1,959     49,854
         *Eniro AB....................................    399      1,509
         *Etrion Corp. AG.............................  1,369      1,357
         #Hakon Invest AB.............................    900     15,872
         *Haldex AB...................................  2,000     35,269
         #Hennes & Mauritz AB Series B................  2,100     74,219
          Hexagon AB..................................  3,330     86,520
         #Hoganas AB Series B.........................    900     37,378
          Holmen AB...................................  1,500     55,355
         #Husqvarna AB Series B.......................  3,600     28,323
          Industrial & Financial Systems AB Series B..    854     17,520
         #JM AB.......................................  1,200     34,263
         #*Lindab International AB....................    600      8,009
         #*Loomis AB..................................    664     10,546
         *Lundin Petroleum AB.........................  1,361     20,656
          Modern Times Group AB Series B..............    450     34,520
          NCC AB Series B.............................  1,600     42,787
         *Nobia AB....................................  4,200     33,502
          Nordea Bank AB.............................. 16,075    183,279
          Oriflame Cosmetics SA.......................    750     42,336
         *Pa Resources AB.............................  3,400      2,504
          Ratos AB....................................    571     23,600
         #Sandvik AB..................................  3,993     84,651
         #Securitas AB Series B.......................  3,324     41,661
          Skandinaviska Enskilda Banken AB Series A...  6,914     66,464
          Skanska AB Series B.........................  1,360     29,237
         #SKF AB Series B.............................  1,600     50,516
         #Skistar AB..................................    883     15,192
         #*SSAB AB Series A...........................  1,900     33,956
         *SSAB AB Series B............................    700     10,946

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CONTINUED


                                                          Shares    Value++
                                                          ------    -----

     SWEDEN -- (Continued)...............................
        Svenska Cellulosa AB Series B....................  9,217 $  141,300
        Svenska Handelsbanken AB Series A................  2,994    103,830
        Swedbank AB Series A.............................  5,862    111,176
        Tele2 AB Series B................................  3,701     92,942
       #Telefonaktiebolaget LM Ericsson AB Sponsored ADR. 19,000    288,800
        TeliaSonera AB                                    16,349    133,423
       #Trelleborg AB Series B...........................  4,200     50,827
       *Volvo AB Series A................................  2,200     43,100
       *Volvo AB Series B................................  2,867     56,343
                                                                 ----------
     TOTAL SWEDEN........................................         2,645,258
                                                                 ----------

     SWITZERLAND -- (4.5%)...............................
        ABB, Ltd. AG Sponsored ADR.......................  6,500    178,685
        Adecco SA........................................  1,670    119,346
        Allreal Holding AG...............................    202     33,162
        Aryzta AG........................................  1,642     91,588
       *Ascom Holding AG.................................  1,836     29,814
       *Austriamicrosystems AG...........................    403     22,883
        Baloise Holding AG...............................    927    102,597
       *Bank Coop AG.....................................    198     15,381
        Bank Sarasin & Cie AG Series B...................    700     30,758
        Banque Cantonale Vaudoise AG                          54     33,202
        Barry Callebaut AG...............................     34     32,520
       *Belimo Holdings AG...............................      7     16,194
        Berner Kantonalbank AG...........................    107     30,473
        BKW FMB Energie AG...............................    158     10,503
       *Bobst Group AG...................................    277     13,427
        Bucher Industries AG.............................    173     42,201
        Burckhardt Compression Holding AG................     85     27,326
       #*Clariant AG.....................................  6,413    133,133
        Compagnie Financiere Richemont SA Series A.......  1,096     70,888
        Credit Suisse Group AG Sponsored ADR.............  6,300    286,587
        Daetwyler Holding AG.............................    297     29,178
       *Dufry AG.........................................    227     29,696
        EFG International AG.............................  1,159     17,307
        EGL AG...........................................     13     10,892
        EMS-Chemie Holding AG............................    265     54,720
        Energiedienst Holding AG                             604     41,872
        Flughafen Zuerich AG                                  73     32,167
        Forbo Holding AG                                      50     40,915
       *GAM Holding AG...................................  1,643     32,384
       *Gategroup Holding AG.............................    383     20,527
        Geberit AG.......................................    144     33,692
       *George Fisher AG.................................    108     70,615
        Givaudan SA......................................     93    103,481
        Gurit Holding AG.................................     16     12,484
        Helvetia Holding AG..............................    150     70,427
        Holcim, Ltd. AG..................................  1,516    132,092
        Julius Baer Group, Ltd. AG.......................  3,061    143,248
        Kudelski SA......................................  1,531     28,076
        Kuehne & Nagel International AG..................    127     20,309
        Kuoni Reisen Holding AG..........................     48     22,088
        Lindt & Spruengli AG.............................      1     37,239
       #*Logitech International SA.......................  1,706     23,658
        Luzerner Kantonalbank AG.........................     48     18,102
       #Metall Zug AG....................................      2      9,250
       #*Meyer Burger Technology AG......................    852     42,625
        Nestle SA                                          2,692    167,088
       *OC Oerlikon Corp. AG.............................  4,980     43,751
        Orell Fuessli Holding AG.........................     31      4,692
       *Panalpina Welttransport Holding AG...............    158     21,405

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CONTINUED


                                                             Shares    Value++
                                                             ------    -----

  SWITZERLAND -- (Continued)................................
    *Petroplus Holdings AG..................................  1,327 $   19,888
    *PubliGroupe SA.........................................     64     11,268
    *Rieters Holdings AG....................................    124     53,435
     Romande Energie Holding SA.............................      7     13,427
    *Schmolz & Bickenbach AG................................    299      3,556
    #Schweiter Technologies AG..............................     16     12,595
     Schweizerische National-Versicherungs-Gesellschaft AG..    546     23,478
     SGS SA.................................................     40     79,481
     Sika AG................................................     34     86,848
     St. Galler Kantonalbank AG.............................     70     39,241
     Sulzer AG..............................................    460     83,099
     Swatch Group AG (7184725)..............................    133     65,494
     Swatch Group AG (7184736)..............................    480     42,638
     Swiss Life Holding AG..................................    835    152,459
     Swiss Reinsurance Co., Ltd. AG.........................  3,916    233,654
     Swisscom AG............................................     62     28,457
     Syngenta AG ADR........................................    700     49,518
    *Temenos Group AG.......................................    384     12,774
    *UBS AG................................................. 18,673    373,695
    *UBS AG ADR.............................................  4,600     92,000
    #Valiant Holding AG.....................................    443     62,989
     Valora Holding AG......................................     83     28,340
    #*Von Roll Holding AG...................................  3,134     16,317
    #Vontobel Holdings AG...................................    600     24,461
     Winterthur Technologie AG..............................    215     15,432
     Zehnder Group AG.......................................      9     28,409
     Zurich Financial Services AG...........................    905    254,467
                                                                    ----------
  TOTAL SWITZERLAND.........................................         4,542,068
                                                                    ----------

  UNITED KINGDOM -- (16.9%).................................
     Aberdeen Asset Management P.L.C........................ 16,024     61,229
     Admiral Group P.L.C....................................    417     11,797
     Aegis Group P.L.C...................................... 20,061     47,007
     Aga Rangemaster Group P.L.C............................  1,374      2,832
     Aggreko P.L.C..........................................  1,979     59,207
     Amec P.L.C.............................................  5,934    119,125
     Amlin P.L.C............................................ 11,960     83,653
     Anglo American P.L.C...................................  6,671    349,686
     Anglo Pacific Group P.L.C..............................  2,760     14,602
     Anite P.L.C............................................  6,078      6,527
     Antofagasta P.L.C......................................  2,036     47,715
    *ARM Holdings P.L.C. Sponsored ADR......................  1,200     37,752
     Ashtead Group P.L.C.................................... 14,650     49,600
     Associated British Foods P.L.C.........................  5,660     95,323
    *Autonomy Corp. P.L.C...................................  1,503     40,563
     Aveva Group P.L.C......................................  1,057     28,305
     Aviva P.L.C............................................ 31,314    234,352
     Babcock International Group P.L.C......................  8,135     87,142
     BAE Systems P.L.C...................................... 22,377    122,834
     Balfour Beatty P.L.C...................................  9,061     49,758
     Barclays P.L.C. Sponsored ADR.......................... 13,100    249,555
    *Barratt Developments P.L.C............................. 21,555     40,330
     BBA Aviation P.L.C..................................... 10,853     39,453
     Beazley P.L.C.......................................... 13,422     29,445
     Bellway P.L.C..........................................  2,995     35,461
     Berendsen P.L.C........................................  4,657     40,493
    *Berkeley Group Holdings P.L.C. (The)...................  2,238     39,706
     BG Group P.L.C. Sponsored ADR..........................  1,400    177,870
     BHP Billiton P.L.C. ADR................................  1,500    126,270
     Bodycote P.L.C.........................................  4,899     31,918
     Bovis Homes Group P.L.C................................  1,341      9,885

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CONTINUED


                                                             Shares  Value++
                                                             ------  -----

   UNITED KINGDOM -- (Continued)............................
      BP P.L.C. Sponsored ADR                                18,900 $872,046
      Brewin Dolphin Holdings P.L.C.                          8,248   23,786
      British Sky Broadcasting Group P.L.C. Sponsored ADR     1,200   67,416
      Britvic P.L.C.                                          2,726   18,669
      BT Group P.L.C. Sponsored ADR                           2,400   79,344
      Bunzl P.L.C.                                            7,225   89,961
      Burberry Group P.L.C.                                   1,344   29,163
      Cable & Wireless Communications P.L.C.                 46,271   35,932
      Cable & Wireless Worldwide P.L.C.                      43,712   35,172
     *Cairn Energy P.L.C.                                     9,660   73,084
      Capita Group P.L.C.                                     2,990   36,802
      Carillion P.L.C.                                       12,077   79,264
      Carnival P.L.C.                                           848   34,143
      Carnival P.L.C. ADR                                     1,300   51,987
     *Carphone Warehouse Group P.L.C.                         2,969   19,714
      Catlin Group, Ltd. P.L.C.                              12,301   81,337
      Centrica P.L.C.                                        14,387   77,264
      Charter International P.L.C.                            1,956   26,886
      Chesnara P.L.C.                                         3,877   16,472
      Close Brothers Group P.L.C.                             5,243   71,127
     *Cobham P.L.C.                                          11,022   42,101
      Collins Stewart P.L.C.                                  7,841   11,090
      Compass Group P.L.C.                                    8,172   79,966
      Computacenter P.L.C.                                    3,281   25,229
     *Cookson Group P.L.C.                                    5,870   70,423
      Croda International P.L.C.                              1,405   44,144
     *CSR P.L.C.                                              2,830   17,709
      Daily Mail & General Trust P.L.C. Series A              4,069   33,946
      Dairy Crest Group P.L.C.                                2,589   17,381
      De La Rue P.L.C.                                        3,049   40,526
     *Debenhams P.L.C.                                       22,081   25,217
      Dignity P.L.C.                                            576    7,374
     *Dixons Retail P.L.C.                                   49,297   11,890
      Domino Printing Sciences P.L.C.                         2,941   33,074
     *Drax Group P.L.C.                                       4,837   35,625
      DS Smith P.L.C.                                        10,291   37,301
     *DTZ Holdings P.L.C.                                     2,791    1,214
     *E2V Technologies P.L.C.                                 3,334    7,499
     *easyJet P.L.C.                                          7,553   44,073
      Elementis P.L.C.                                        5,496   15,161
     *EnQuest P.L.C.                                          8,083   18,874
     *Enterprise Inns P.L.C.                                 11,823   18,878
      Evolution Group P.L.C.                                  5,744    6,862
      Experian P.L.C.                                         3,075   41,496
      F&C Asset Management P.L.C.                             6,813    9,069
      Fenner P.L.C.                                           3,512   22,855
      Filtrona P.L.C.                                         4,670   26,868
     *Findel P.L.C.                                          16,824    1,698
      Firstgroup P.L.C.                                       1,786    9,705
      Forth Ports P.L.C.                                        318    8,620
      G4S P.L.C.                                             31,351  144,785
      Game Group P.L.C.                                      10,090    8,954
     *Gem Diamonds, Ltd.                                      2,700   12,984
      GKN P.L.C.                                             27,830  103,847
      Go-Ahead Group P.L.C.                                     487   11,524
      Greggs P.L.C.                                           1,490   12,827
      Halfords Group P.L.C.                                   4,424   29,236
      Halma P.L.C.                                            9,506   59,369
      Hays P.L.C.                                             7,814   15,564
      Helical Bar P.L.C.                                      3,459   15,110
     *Helphire P.L.C.                                         4,847    1,087

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CONTINUED


                                                           Shares    Value++
                                                           ------    -----

    UNITED KINGDOM -- (Continued)........................
       Henderson Group P.L.C.                              12,095 $   32,860
       Hill & Smith Holdings P.L.C.                         4,285     24,067
       Hiscox, Ltd. P.L.C.                                 10,981     75,788
       Home Retail Group P.L.C.                             5,486     20,249
       Homeserve P.L.C.                                     2,825     23,080
      *Howden Joinery Group P.L.C.                          7,492     14,194
      #HSBC Holdings P.L.C. Sponsored ADR                  21,981  1,197,305
       Hunting P.L.C.                                       2,655     35,943
       Huntsworth P.L.C.                                    9,410     10,945
       ICAP P.L.C.                                          9,292     80,630
       IMI P.L.C.                                           2,813     51,480
      *Inchcape P.L.C.                                     10,165     62,052
       Informa P.L.C.                                       6,253     43,630
       Inmarsat P.L.C.                                      3,198     32,569
      *Innovation Group P.L.C.                             32,087      9,272
       Intercontinental Hotels Group P.L.C.                 1,445     31,722
       Intercontinental Hotels Group P.L.C. ADR             1,600     35,280
       Intermediate Capital Group P.L.C.                    2,962     16,381
      *International Consolidated Airlines Group P.L.C.     8,530     33,939
       International Personal Finance P.L.C.                5,305     32,682
       International Power P.L.C.                          44,274    245,045
       Interserve P.L.C.                                    2,216     10,417
       Intertek Group P.L.C.                                2,205     78,332
       Invensys P.L.C.                                      5,798     33,013
       Investec P.L.C.                                     11,729     94,456
      *IP Group P.L.C.                                      4,973      4,273
      *ITV P.L.C.                                          50,636     64,484
       Jardine Lloyd Thompson Group P.L.C.                  2,600     30,660
      *JJB Sports P.L.C.                                    1,015        441
       JKX Oil & Gas P.L.C.                                 3,242     16,635
       John Wood Group P.L.C.                               6,652     77,185
       Johnson Matthey P.L.C.                               2,251     75,405
      *Johnston Press P.L.C.                                9,724      1,295
       Kazakhmys P.L.C.                                     4,093     95,075
       Kcom Group P.L.C.                                   13,914     14,343
       Keller Group P.L.C.                                  1,423     15,681
       Kesa Electricals P.L.C.                              3,132      6,761
       Kingfisher P.L.C.                                   26,248    120,598
      *Kofax P.L.C.                                         1,336     10,542
       Laird P.L.C.                                         6,889     16,229
       Legal & General Group P.L.C.                        82,035    168,729
      *Lloyds Banking Group P.L.C.                         14,730     14,625
      *Lloyds Banking Group P.L.C. Sponsored ADR           17,330     68,453
       Logica P.L.C.                                       27,824     63,036
       London Stock Exchange Group P.L.C.                   1,107     16,158
       Lonmin P.L.C.                                        4,235    116,013
       Lookers P.L.C.                                       4,741      5,188
       Low & Bonar P.L.C.                                   7,100      7,292
       Man Group P.L.C.                                     9,204     38,517
       Marks & Spencer Group P.L.C.                        12,946     84,112
       Marshalls P.L.C.                                     2,962      6,017
       McBride P.L.C.                                       5,164     11,553
      *McBride P.L.C. Redeemable Shares                   103,280        172
       Meggitt P.L.C.                                      18,370    110,527
       Melrose P.L.C.                                       5,249     31,103
       Michael Page International P.L.C.                    4,900     45,353
      *Misys P.L.C.                                         4,851     25,587
      *Mitchells & Butlers P.L.C.                           9,266     51,064
       Mitie Group P.L.C.                                   7,518     26,621
       Mondi P.L.C.                                        11,215    111,465
       Morgan Crucible Co. P.L.C.                           3,198     16,620

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CONTINUED


                                                      Shares    Value++
                                                      ------    -----

         UNITED KINGDOM -- (Continued)............
            Morgan Sindall P.L.C..................       778 $    9,024
            N Brown Group P.L.C...................     2,652     13,458
           *National Express Group P.L.C..........    10,716     47,180
            National Grid P.L.C...................     2,735     28,061
            National Grid P.L.C. Sponsored ADR....     1,305     66,986
            Next P.L.C............................     2,196     82,278
            Northern Foods P.L.C..................     9,001     10,938
           *Northgate P.L.C.......................     2,035     11,633
            Northumbrian Water Group P.L.C........     6,594     38,686
            Novae Group P.L.C.....................     2,345     14,886
            Old Mutual P.L.C......................    56,187    130,978
            Pace P.L.C............................     6,191     16,655
            Pearson P.L.C. Sponsored ADR..........     9,485    180,689
           *Pendragon P.L.C.......................    30,527     12,024
            Pennon Group P.L.C....................     3,952     43,656
            Persimmon P.L.C.......................     6,696     54,167
           *Phoenix IT Group, Ltd. P.L.C..........     1,920      6,882
            Premier Farnell P.L.C.................     3,194     15,241
           *Premier Foods P.L.C...................    29,236     15,719
           *Premier Oil P.L.C.....................     1,761     59,187
            Provident Financial P.L.C.............     1,379     23,244
            Prudential P.L.C. ADR.................     6,900    178,296
            Psion P.L.C...........................     4,455      7,559
           *Punch Taverns P.L.C...................    12,288     16,166
           *Qinetiq P.L.C.........................    15,195     30,767
           *Quintain Estates & Development P.L.C..    14,008     10,901
            Rathbone Brothers P.L.C...............       754     14,694
            Reed Elsevier P.L.C. ADR..............     1,125     40,005
            Regus P.L.C...........................    13,221     24,793
            Renishaw P.L.C........................     1,530     45,213
           *Rentokil Initial P.L.C................    20,074     31,712
            Resolution, Ltd. P.L.C................    36,793    186,321
            Rexam P.L.C...........................    13,962     91,248
            Rio Tinto P.L.C.......................       948     69,171
            Rio Tinto P.L.C. Sponsored ADR........     2,800    204,988
            Robert Wiseman Dairies P.L.C..........     1,693      8,929
           *Rolls-Royce Group P.L.C...............    10,606    114,068
           *Rolls-Royce Group P.L.C. Series C..... 1,313,568      2,194
            Rotork P.L.C..........................       944     27,126
            Royal Dutch Shell P.L.C. ADR..........    19,700  1,543,692
            RPS Group P.L.C.......................     5,472     20,923
            RSA Insurance Group P.L.C.............    54,564    125,742
            Sage Group P.L.C......................    21,589    103,024
            Sainsbury (J.) P.L.C..................    16,870     98,264
           *Salamander Energy P.L.C...............     2,521     12,725
            Savills P.L.C.........................     4,011     26,887
            Schroders P.L.C.......................     1,473     46,800
            Schroders P.L.C. Non-Voting...........       871     22,616
            Scottish & Southern Energy P.L.C......     4,688    106,355
           *SDL P.L.C.............................     2,030     21,950
            Senior P.L.C..........................     9,084     23,210
            Serco Group P.L.C.....................     7,105     67,202
            Severfield-Rowen P.L.C................     1,606      6,618
            Severn Trent P.L.C....................     1,705     42,861
            Shanks Group P.L.C....................    13,706     27,622
           *SIG P.L.C.............................     8,856     20,793
           *Soco International P.L.C..............     3,504     22,762
            Spectris P.L.C........................     2,815     69,757
            Speedy Hire P.L.C.....................     1,158        605
            Spirax-Sarco Engineering P.L.C........     1,500     50,433
            Spirent Communications P.L.C..........    29,682     72,401

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CONTINUED


                                                        Shares     Value++
                                                        ------     -----
      UNITED KINGDOM -- (Continued)
         St. James's Place P.L.C.                        4,098 $    24,313
         St. Modwen Properties P.L.C.                    3,552      10,099
         Stagecoach Group P.L.C.                        11,463      47,322
         Standard Chartered P.L.C.                      16,027     445,418
         Standard Life P.L.C.                           32,534     123,288
         TalkTalk Telecom Group P.L.C.                   5,939      13,802
         Tate & Lyle P.L.C.                              8,236      81,852
        *Taylor Wimpey P.L.C.                           71,079      46,449
        *Telecity Group P.L.C.                           2,044      17,991
         Tesco P.L.C.                                   23,880     160,996
         Thomas Cook Group P.L.C.                       17,383      49,876
         Travis Perkins P.L.C.                           3,852      69,380
        *Trinity Mirror P.L.C.                           7,656       6,209
         TT electronics P.L.C.                           3,593      10,747
         TUI Travel P.L.C.                               7,598      30,470
         Tullow Oil P.L.C.                               2,740      65,741
        *UK Coal P.L.C.                                  5,854       3,962
         Ultra Electronics Holdings P.L.C.                 795      22,955
         Umeco P.L.C.                                    1,615      13,089
         Unilever P.L.C. Sponsored ADR                   1,800      58,626
         United Business Media P.L.C.                    5,369      54,297
         United Utilities Group P.L.C.                   4,818      50,912
         Vedanta Resources P.L.C.                        1,465      57,207
         Vodafone Group P.L.C. Sponsored ADR            31,477     916,610
         Weir Group P.L.C. (The)                         2,222      71,568
         WH Smith P.LC.                                  4,579      36,068
         Whitbread P.L.C.                                4,162     117,008
         William Morrison Supermarkets P.L.C.           34,087     168,169
         Wincanton P.L.C.                                2,286       4,031
        *Wolseley P.L.C.                                 1,648      59,862
        *Wolseley P.L.C. ADR                             2,900      10,411
         WPP P.L.C. Sponsored ADR                        2,100     137,109
         WS Atkins P.L.C.                                1,777      23,166
         WSP Group P.L.C.                                1,365       8,175
        *Xchanging P.L.C.                                2,042       2,733
         Xstrata P.L.C.                                 10,111     259,337
        *Yell Group P.L.C.                              24,812       2,956
                                                               -----------
      TOTAL UNITED KINGDOM                                      17,064,431
                                                               -----------
      TOTAL COMMON STOCKS                                       86,868,961
                                                               -----------

      RIGHTS/WARRANTS -- (0.0%)
      BELGIUM -- (0.0%)
        *Tessenderlo Chemie NV STRIP VVPR                   43          34
                                                               -----------

      DENMARK -- (0.0%)
        *Danske Bank A.S. Rights 04/04/11                    2           4
                                                               -----------

      GERMANY -- (0.0%)
        *Aareal Bank AG Rights 04/29/11                    716       1,909
                                                               -----------

      PORTUGAL -- (0.0%)
        *Banco Comercial Portugues SA Rights 05/05/11   59,958       2,043
                                                               -----------

      SPAIN -- (0.0%)
        #*Banco de Valencia SA Rights 05/09/11           3,473         273
        *Banco Pastor SA Rights 05/12/11                 2,072         218
        *Banco Popular Espanol SA Rights 04/27/11       11,509         801

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       Shares       Value++
                                                                                                       ------       -----
SPAIN -- (Continued)..............................................................................
  *Bankinter SA Rights 04/15/11...................................................................      4,250        $___69
TOTAL SPAIN.......................................................................................                   _1,361
TOTAL RIGHTS/WARRANTS.............................................................................                   _5,351

                                                                                                         Face
                                                                                                       Amount        Value+
                                                                                                       ------        -----
                                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)..............................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $150,000
    FNMA 2.24%, 07/06/15, valued at $153,750) to be repurchased at $149,002.......................       $149       149,000

                                                                                                      Shares/
                                                                                                         Face
                                                                                                       Amount
                                                                                                       ------
                                                                                                        (000)
SECURITIES LENDING COLLATERAL -- (13.8%)..........................................................
(S) @DFA Short Term Investment Fund                                                                10,729,421    10,729,421
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
    $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,967,097)## to be repurchased at
    $2,908,929....................................................................................     $2,909     2,908,919
   @Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.01%, 05/02/11 (Collateralized by
    $356,922 U.S. Treasury Note 10/31/15, valued at $350,649) to be repurchased at $343,789.......        344       343,789
                                                                                                               ------------

TOTAL SECURITIES LENDING COLLATERAL...............................................................               13,982,129
                                                                                                               ------------
TOTAL INVESTMENTS -- (100.0%).....................................................................
   (Cost $108,090,953)............................................................................             $101,005,441
                                                                                                               ============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares   Value+
                                                         ------   -----

       COMMON STOCKS -- (88.1%)
       Consumer Discretionary -- (13.8%)
         *1-800-FLOWERS.COM, Inc.                         1,800 $  6,030
         *99 Cents Only Stores                            3,700   74,592
         #Aaron's, Inc.                                   1,989   57,263
         #Abercrombie & Fitch Co.                         3,100  219,480
         *AC Moore Arts & Crafts, Inc.                    1,200    3,264
          Advance Auto Parts, Inc.                          400   26,184
         *Aeropostale, Inc.                               1,200   30,636
         *AFC Enterprises, Inc.                             500    7,530
         *AH Belo Corp.                                     900    7,488
         *Amazon.com, Inc.                                2,000  393,000
          Ambassadors Group, Inc.                         1,110   11,189
         #*American Apparel, Inc.                         2,300    3,335
         *American Axle & Manufacturing Holdings, Inc.    2,900   37,120
          American Eagle Outfitters, Inc.                11,586  180,278
         *American Public Education, Inc.                   300   12,675
         *America's Car-Mart, Inc.                          500   12,240
         #*Amerigon, Inc.                                   700   11,935
         #*ANN, Inc.                                      3,385  105,646
         *Apollo Group, Inc. Class A                        300   12,009
          Arbitron, Inc.                                    800   30,944
         *Arctic Cat, Inc.                                  600   10,074
         *Asbury Automotive Group, Inc.                   1,300   22,490
         *Ascena Retail Group, Inc.                       3,100   96,999
         *Ascent Media Corp.                                700   33,621
         *Audiovox Corp. Class A                          1,200    8,856
         #*AutoNation, Inc.                               2,100   71,211
         *AutoZone, Inc.                                    400  112,952
         *Ballantyne Strong, Inc.                           600    4,050
         #Barnes & Noble, Inc.                            1,900   20,881
         *Bassett Furniture Industries, Inc.                600    5,382
         #*Beazer Homes USA, Inc.                         1,800    8,388
          bebe stores, Inc.                               2,800   18,816
         *Bed Bath & Beyond, Inc.                         1,550   86,986
         *Belo Corp.                                      1,800   15,210
         *Benihana, Inc. Class A                            600    5,310
         #Best Buy Co., Inc.                              1,700   53,074
          Big 5 Sporting Goods Corp.                      1,300   15,535
         *Big Lots, Inc.                                  1,400   57,554
         *Biglari Holdings, Inc.                             75   32,793
         #*Blue Nile, Inc.                                  400   22,800
         *Bluegreen Corp.                                 1,400    5,446
          Blyth, Inc.                                       275   12,964
          Bob Evans Farms, Inc.                           1,500   47,040
         #*Bon-Ton Stores, Inc. (The)                       800   11,104
          Books-A-Million, Inc.                             600    2,772
         #*BorgWarner, Inc.                               3,600  278,064
         #*Bridgepoint Education, Inc.                    2,600   45,630
         *Brookfield Residential Properties, Inc.         1,139   14,067
         #Brown Shoe Co., Inc.                            2,300   29,095
         #Brunswick Corp.                                 1,594   37,252
         #Buckle, Inc.                                    2,100   95,529
         *Build-A-Bear-Workshop, Inc.                     1,000    6,130
         *Cabela's, Inc.                                  3,500   89,390
          Cablevision Systems Corp.                       1,300   45,799
         *Cache, Inc.                                       300    1,722
         *California Pizza Kitchen, Inc.                  1,200   19,200
          Callaway Golf Co.                               3,350   23,718
         *Cambium Learning Group, Inc.                    2,167    7,454

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CONTINUED


                                                         Shares   Value+
                                                         ------   -----

       Consumer Discretionary -- (Continued)
         #*Capella Education Co.                            300 $ 14,880
         #*Career Education Corp.                         4,300   93,783
         *Caribou Coffee Co., Inc.                          793    7,470
         *CarMax, Inc.                                    2,100   72,870
         *Carmike Cinemas, Inc.                             200    1,452
          Carnival Corp.                                  7,360  280,195
         *Carriage Services, Inc.                           600    3,840
         *Carrols Restaurant Group, Inc.                    800    7,808
         *Carter's, Inc.                                    900   27,828
         *Casual Male Retail Group, Inc.                  2,800   11,816
          Cato Corp. Class A                              1,200   30,612
         #*Cavco Industries, Inc.                           300   13,944
          CBS Corp. Class A                               1,300   32,955
          CBS Corp. Class B                              11,157  281,380
          CEC Entertainment, Inc.                           900   34,047
         *Charming Shoppes, Inc.                          4,060   18,392
         *Cheesecake Factory, Inc.                        3,600  105,912
         #Cherokee, Inc.                                    200    3,880
          Chico's FAS, Inc.                               8,596  125,759
         #*Chipotle Mexican Grill, Inc.                     200   53,358
         #Choice Hotels International, Inc.               1,400   52,332
          Christopher & Banks Corp.                       1,800   11,070
          Cinemark Holdings, Inc.                         6,700  136,211
         *Citi Trends, Inc.                                 400    8,904
         *CKX, Inc.                                         825    3,770
         *Clear Channel Outdoor Holdings, Inc. Class A    1,200   16,512
          Coach, Inc.                                     1,100   65,791
         #*Coinstar, Inc.                                   700   37,786
         *Coldwater Creek, Inc.                           2,900    8,845
         #*Collective Brands, Inc.                        3,100   65,100
          Collectors Universe, Inc.                         200    3,088
         #Columbia Sportswear Co.                           900   61,191
          Comcast Corp. Class A                          24,899  653,350
          Comcast Corp. Special Class A                   3,944   96,825
         #*Conn's, Inc.                                     989    6,478
          Cooper Tire & Rubber Co.                        3,000   80,940
         #*Corinthian Colleges, Inc.                      1,500    6,675
         *Cost Plus, Inc.                                 1,000   10,890
          CPI Corp.                                         200    3,594
          Cracker Barrel Old Country Store, Inc.          1,200   61,476
         *Crocs, Inc.                                     1,400   28,154
         *Crown Media Holdings, Inc.                        700    1,533
          CSS Industries, Inc.                              200    3,856
         *Culp, Inc.                                        600    6,048
         #*Cumulus Media, Inc.                              900    4,185
         *Dana Holding Corp.                              7,000  127,190
          Darden Restaurants, Inc.                        1,000   46,970
         *Deckers Outdoor Corp.                             600   50,916
         *dELiA*s, Inc.                                   1,100    1,947
         *Delta Apparel, Inc.                               400    7,076
          Destination Maternity Corp.                       800   18,696
          DeVry, Inc.                                     3,500  185,150
         #*Dick's Sporting Goods, Inc.                      700   28,651
         #Dillard's, Inc. Class A                         3,700  177,674
         *DineEquity, Inc.                                1,000   49,970
         *DIRECTV Class A                                 2,500  121,475
         *Discovery Communications, Inc. Class A          1,200   53,112
         *Discovery Communications, Inc. Class C          1,300   51,298
         *DISH Network Corp.                              1,400   35,056
         *Dixie Group, Inc.                                 200      860
         *Dolan Media Co.                                 1,600   18,832

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CONTINUED


                                                      Shares   Value+
                                                      ------   -----

          Consumer Discretionary -- (Continued)
            *Dollar Tree, Inc.                           300 $ 17,250
            *Domino's Pizza, Inc.                      2,400   44,568
            *Dorman Products, Inc.                     1,050   40,950
             DR Horton, Inc.                           6,900   85,836
            *Dreams, Inc.                                800    1,880
            *DreamWorks Animation SKG, Inc.              600   15,894
            #Drew Industries, Inc.                     1,000   24,070
            #*drugstore.com, Inc.                      2,000    7,560
            #*DSW, Inc.                                  800   37,984
            #*Eastman Kodak Co.                        6,329   17,595
             Einstein Noah Restaurant Group, Inc.      1,008   16,289
            *Emerson Radio Corp.                       1,100    2,662
            #*Entercom Communications Corp.            1,500   15,855
            *Entravision Communications Corp.          1,450    3,422
             Escalade, Inc.                              350    1,914
            #Ethan Allen Interiors, Inc.               1,600   38,544
            #*EW Scripps Co. Class A (The)             2,533   24,064
            *Exide Technologies                        3,247   32,600
            #Family Dollar Stores, Inc.                  900   48,789
            *Famous Dave's of America, Inc.              600    5,910
            *Federal-Mogul Corp.                       3,728   98,792
            #Finish Line, Inc. Class A                 2,000   42,980
            *Fisher Communications, Inc.                 400   12,100
             Foot Locker, Inc.                         6,717  144,550
            *Ford Motor Co.                           11,575  179,065
            *Fossil, Inc.                              1,800  172,404
            #Fred's, Inc.                              2,200   30,712
            #*Fuel Systems Solutions, Inc.             1,000   29,725
            *Furniture Brands International, Inc.      3,000   14,520
             Gaiam, Inc.                                 520    3,094
            #*GameStop Corp. Class A                   9,000  231,120
            #Gannett Co., Inc.                        14,200  213,852
             Gap, Inc.                                 2,089   48,548
            #*Garmin, Ltd.                             5,100  174,573
            #*Gaylord Entertainment Co.                1,350   48,424
            *Genesco, Inc.                             1,400   56,532
            *Gentex Corp.                              1,700   53,295
             Genuine Parts Co.                         1,200   64,440
            *G-III Apparel Group, Ltd.                 1,000   44,860
            *Global Traffic Network, Inc.                999   13,417
            *Goodyear Tire & Rubber Co.                7,000  127,050
            *Gray Television, Inc.                     2,800    7,812
             Group 1 Automotive, Inc.                  1,400   60,256
             Guess?, Inc.                                650   27,944
             H&R Block, Inc.                           1,900   32,851
             Harley-Davidson, Inc.                     2,300   85,698
             Harman International Industries, Inc.     2,900  140,737
             Harte-Hanks, Inc.                         3,500   32,515
            #Hasbro, Inc.                                800   37,472
             Haverty Furniture Cos., Inc.                500    6,550
            *Heelys, Inc.                                509    1,115
            *Helen of Troy, Ltd.                       1,600   49,792
            #*hhgregg, Inc.                              500    6,180
            *Hibbett Sporting Goods, Inc.                800   30,224
             Hillenbrand, Inc.                         1,900   43,548
             Home Depot, Inc.                         10,200  378,828
             Hooker Furniture Corp.                      500    6,220
             Hot Topic, Inc.                           1,772   11,890
            *Hovnanian Enterprises, Inc.               2,500    8,025
            *HSN, Inc.                                 2,200   72,996
            *Hyatt Hotels Corp. Class A                1,780   78,872

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CONTINUED


                                                          Shares   Value+
                                                          ------   -----

      Consumer Discretionary -- (Continued)
        *Iconix Brand Group, Inc.                          4,100 $100,409
         International Speedway Corp.                      1,400   42,840
         Interpublic Group of Cos., Inc. (The)            12,000  141,000
        *Interval Leisure Group, Inc.                      2,389   38,391
        *iRobot Corp.                                      1,200   42,504
        #*ITT Educational Services, Inc.                     300   21,519
         J.C. Penney Co., Inc.                             8,856  340,513
        *Jack in the Box, Inc.                             1,700   35,105
        #*JAKKS Pacific, Inc.                                400    8,416
         Johnson Controls, Inc.                            6,797  278,745
         Jones Group, Inc. (The)                           3,500   47,705
        #*Jos. A. Bank Clothiers, Inc.                     1,580   82,824
        *Journal Communications, Inc.                      2,200   11,990
        *K12, Inc.                                         1,400   55,118
        #KB Home                                           2,200   25,982
        *Kenneth Cole Productions, Inc. Class A              500    6,735
        *Kirkland's, Inc.                                    300    4,527
        *Knology, Inc.                                     1,600   24,400
         Kohl's Corp.                                      4,453  234,718
        *Krispy Kreme Doughnuts, Inc.                      2,500   14,025
        #*K-Swiss, Inc. Class A                            1,400   17,234
        *Lakeland Industries, Inc.                           300    2,610
        *Lamar Advertising Co. Class A                       300    9,756
        *La-Z-Boy, Inc.                                    2,900   34,104
        *Leapfrog Enterprises, Inc.                          700    2,989
         Lear Corp.                                        2,600  132,964
         Learning Tree International, Inc.                   700    5,901
        *Lee Enterprises, Inc.                             1,700    2,431
         Leggett & Platt, Inc.                             6,677  175,538
        #Lennar Corp. Class A                              9,100  172,809
         Lennar Corp. Class B Voting                       1,400   21,364
        #*Libbey, Inc.                                       400    6,820
        #*Liberty Global, Inc. Class A                     2,200  102,300
        *Liberty Global, Inc. Class C                      2,200   97,658
        *Liberty Media Corp. Capital Class A               2,800  230,356
        *Liberty Media Corp. Interactive Class A          21,072  368,339
        *Liberty Media-Starz Corp. Series A                2,930  225,170
        *Life Time Fitness, Inc.                           1,400   54,768
        *Lifetime Brands, Inc.                               600    9,552
         Limited Brands, Inc.                              2,500  102,900
        *LIN TV Corp. Class A                                700    3,745
        #Lincoln Educational Services Corp.                1,200   20,040
         Lithia Motors, Inc.                               1,200   21,828
        *LKQ Corp.                                         4,600  116,012
        #*LodgeNet Interactive Corp.                         800    2,808
         Lowe's Cos., Inc.                                28,213  740,591
        *Luby's, Inc.                                      1,250    6,250
        *M/I Homes, Inc.                                     900   11,961
         Mac-Gray Corp.                                      700   11,858
         Macy's, Inc.                                     10,000  239,100
        *Madison Square Garden, Inc.                       1,825   49,914
        *Maidenform Brands, Inc.                             900   28,494
         Marcus Corp.                                      1,100   12,199
        #*Marine Products Corp.                            1,727   12,797
        *MarineMax, Inc.                                   1,104   10,554
        #Marriott International, Inc. Class A                303   10,696
        #*Martha Stewart Living Omnimedia, Inc. Class A    1,300    4,849
         Mattel, Inc.                                      3,534   94,428
         Matthews International Corp. Class A              1,500   60,210
        #*McClatchy Co. (The)                              3,000    8,580
         McGraw-Hill Cos., Inc.                            1,840   74,465

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CONTINUED


                                                     Shares   Value+
                                                     ------   -----

            Consumer Discretionary -- (Continued)
               MDC Holdings, Inc.                     1,600 $ 46,704
              *Media General, Inc. Class A            1,200    6,468
               Men's Wearhouse, Inc. (The)            2,900   80,881
              #Meredith Corp.                         1,300   43,446
              *Meritage Homes Corp.                   1,800   43,038
              *Midas, Inc.                              400    2,908
              *Modine Manufacturing Co.               2,200   39,182
              *Mohawk Industries, Inc.                1,700  102,068
              #Monro Muffler Brake, Inc.              1,450   44,051
              *Morgans Hotel Group Co.                1,032    8,927
              #*Morningstar, Inc.                     1,414   81,446
              *Motorcar Parts of America, Inc.          600    8,352
              *Movado Group, Inc.                     1,000   16,690
              *Nathan's Famous, Inc.                    200    3,444
               National CineMedia, Inc.               1,601   27,921
              *Nautilus, Inc.                           600    1,944
              *Navarre Corp.                            600    1,152
              #*Netflix, Inc.                           500  116,335
              *New York & Co., Inc.                   3,400   20,876
              *New York Times Co. Class A (The)       6,500   52,845
               Newell Rubbermaid, Inc.                6,065  115,599
               News Corp. Class A                    36,069  642,750
               News Corp. Class B                     8,800  166,320
              *Nexstar Broadcasting Group, Inc.         200    1,668
               NIKE, Inc. Class B                     1,104   90,881
              #Nordstrom, Inc.                        2,050   97,478
              #Nutri/System, Inc.                       625    9,400
              #*NVR, Inc.                               100   73,933
              #*O'Charley's, Inc.                     1,000    6,540
              *Office Depot, Inc.                    14,400   62,064
              #*OfficeMax, Inc.                       3,700   36,852
               Omnicom Group, Inc.                    2,107  103,643
              *Orbitz Worldwide, Inc.                 2,505    8,016
              *O'Reilly Automotive, Inc.              2,817  166,372
              *Orient-Express Hotels, Ltd.            5,600   68,712
               Outdoor Channel Holdings, Inc.           800    5,720
              *Overstock.com, Inc.                      600    8,340
               Oxford Industries, Inc.                1,000   34,350
              *Pacific Sunwear of California, Inc.    3,600   11,484
              *Panera Bread Co. Class A                 400   48,444
              *Papa John's International, Inc.          900   27,054
              #*Peet's Coffee & Tea, Inc.               700   32,536
              *Penske Automotive Group, Inc.          3,596   80,838
               Pep Boys - Manny, Moe & Jack (The)     2,600   35,620
              *Perry Ellis International, Inc.          200    5,636
              #PetMed Express, Inc.                     483    7,288
              *PetSmart, Inc.                         1,100   46,387
               Phillips-Van Heusen Corp.              1,700  119,697
              #*Pier 1 Imports, Inc.                  5,000   60,900
              #*Polaris Industries, Inc.                500   52,715
               Polo Ralph Lauren Corp.                  600   78,462
               Pool Corp.                             1,000   30,260
              *Pre-Paid Legal Services, Inc.            200   13,190
              *Priceline.com, Inc.                      200  109,402
               Primedia, Inc.                         2,500   12,250
              *Princeton Review, Inc.                   169       67
              #*Pulte Group, Inc.                    10,522   85,544
              *Quiksilver, Inc.                       1,726    7,508
              #*Radio One, Inc.                         700    2,037
              #RadioShack Corp.                       2,800   44,268
              *Red Lion Hotels Corp.                    900    7,875

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CONTINUED

                                                        Shares   Value+
                                                        ------   -----

        Consumer Discretionary -- (Continued)
          *Red Robin Gourmet Burgers, Inc.                 800 $ 21,752
          #Regal Entertainment Group                     1,700   23,426
           Regis Corp.                                   1,800   30,600
          #Rent-A-Center, Inc.                           3,800  115,710
          *Rentrak Corp.                                   100    2,294
          *Retail Ventures, Inc.                         3,000   61,590
           RG Barry Corp.                                  500    6,120
          *Rocky Brands, Inc.                              402    6,122
           Ross Stores, Inc.                             1,150   84,744
          #*Royal Caribbean Cruises, Ltd.                8,171  325,369
          *Ruby Tuesday, Inc.                            3,000   31,530
          #*Rue21, Inc.                                    450   13,554
          *Ruth's Hospitality Group, Inc.                1,263    6,201
          #Ryland Group, Inc. (The)                      2,500   43,275
          #*Saks, Inc.                                   8,300   99,268
          *Sally Beauty Holdings, Inc.                   4,600   68,034
           Scholastic Corp.                                500   13,140
           Scripps Networks Interactive, Inc.            1,250   64,275
          #*Sealy Corp.                                  4,400   11,616
          #*Sears Holdings Corp.                         2,700  232,119
           Service Corp. International                  14,412  169,629
           Shiloh Industries, Inc.                         800    9,128
          *Shoe Carnival, Inc.                             800   23,416
          #*Shutterfly, Inc.                             1,000   61,560
          *Signet Jewelers, Ltd. ADR                     4,000  175,000
           Sinclair Broadcast Group, Inc. Class A          500    5,745
          #*Skechers U.S.A., Inc. Class A                1,700   32,385
           Skyline Corp.                                   400    7,844
          *Smith & Wesson Holding Corp.                    900    3,249
           Snap-On, Inc.                                 2,514  155,290
          #Sonic Automotive, Inc.                        2,100   29,610
          *Sonic Corp.                                     500    5,610
          #Sotheby's Class A                             1,600   80,832
           Spartan Motors, Inc.                          1,400    9,464
          #Speedway Motorsports, Inc.                    2,200   34,276
           Stage Stores, Inc.                              800   15,408
           Standard Motor Products, Inc.                   800   11,400
          *Standard Pacific Corp.                        5,100   19,686
           Stanley Black & Decker, Inc.                  3,647  264,955
          *Stanley Furniture, Inc.                         661    3,728
           Staples, Inc.                                 7,350  155,379
           Starbucks Corp.                               3,100  112,189
           Starwood Hotels & Resorts Worldwide, Inc.       700   41,699
           Stein Mart, Inc.                                516    5,614
          *Steinway Musical Instruments, Inc.              600   15,000
          *Steven Madden, Ltd.                           1,200   63,780
           Stewart Enterprises, Inc.                     2,700   21,897
          *Stoneridge, Inc.                                768   11,750
           Sturm Ruger & Co., Inc.                       1,000   23,780
           Superior Industries International, Inc.       1,600   40,432
          *Systemax, Inc.                                1,600   20,720
          *Talbots, Inc.                                   249    1,340
           Target Corp.                                  6,040  296,564
          *Tempur-Pedic International, Inc.              1,107   69,497
          *Tenneco, Inc.                                 1,672   77,263
           Texas Roadhouse, Inc.                         4,256   69,245
           Thor Industries, Inc.                         2,225   68,997
          #Tiffany & Co.                                 1,200   83,328
          *Timberland Co. Class A                        2,400  108,456
           Time Warner Cable, Inc.                       6,728  525,659
           Time Warner, Inc.                            20,400  772,344

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
                                                      Shares      Value+
                                                      ------      -----

        Consumer Discretionary -- (Continued)
           TJX Cos., Inc. (The)                          900 $    48,258
          *Toll Brothers, Inc.                         9,870     207,369
          *Town Sports International Holdings, Inc.      600       4,296
           Tractor Supply Co.                          1,000      61,870
          *True Religion Apparel, Inc.                   600      18,132
          *TRW Automotive Holdings Corp.               3,450     196,857
          #*Tuesday Morning Corp.                      1,700       8,500
           Tupperware Corp.                              750      47,752
          *Ulta Salon Cosmetics & Fragrance, Inc.      2,600     138,294
          #*Under Armour, Inc. Class A                 1,300      88,998
          *Unifi, Inc.                                 1,100      17,952
          *Universal Electronics, Inc.                   700      19,383
           Universal Technical Institute, Inc.           700      12,649
          *Urban Outfitters, Inc.                      1,400      44,044
          *US Auto Parts Network, Inc.                 1,256       9,747
           V.F. Corp.                                  2,300     231,288
          *Vail Resorts, Inc.                          2,000      97,980
          *Valassis Communications, Inc.               1,500      43,245
          *Valuevision Media, Inc. Class A             2,100      13,398
          #Viacom, Inc. Class A                          200      11,628
           Viacom, Inc. Class B                        4,957     253,600
          *Vitamin Shoppe, Inc.                        1,400      54,628
           Volcom, Inc.                                  800      15,784
          *WABCO Holdings, Inc.                        2,100     155,085
           Walt Disney Co. (The)                      36,747   1,583,796
          *Warnaco Group, Inc.                         1,900     122,284
          *Warner Music Group Corp.                    2,155      16,098
          #Washington Post Co. Class B                   500     217,950
           Weight Watchers International, Inc.         1,700     132,175
           Wendy's/Arby's Group, Inc. Class A         21,258     102,464
          #*West Marine, Inc.                          1,300      14,144
          *Wet Seal, Inc. (The)                        5,000      22,000
          #Whirlpool Corp.                             1,900     163,742
           Wiley (John) & Sons, Inc. Class A           1,750      89,128
          #*Williams-Sonoma, Inc.                      2,474     107,396
          #*Winnebago Industries, Inc.                 1,417      17,542
           Wolverine World Wide, Inc.                  1,500      59,520
          #World Wrestling Entertainment, Inc.           500       5,255
           Wyndham Worldwide Corp.                     5,000     173,050
           Yum! Brands, Inc.                           1,200      64,368
          *Zale Corp.                                  1,400       5,152
          *Zumiez, Inc.                                1,507      42,362
                                                             -----------
        Total Consumer Discretionary                          27,701,304
                                                             -----------

        Consumer Staples -- (3.8%)
          *Alberto-Culver Co.                            601      22,441
           Alico, Inc.                                   400      10,316
           Andersons, Inc. (The)                       1,000      49,650
           Avon Products, Inc.                         1,300      38,194
           B&G Foods, Inc.                             2,800      50,624
          *BJ's Wholesale Club, Inc.                   1,420      72,874
           Bunge, Ltd.                                 1,400     105,616
          #Calavo Growers, Inc.                          800      16,800
          #Cal-Maine Foods, Inc.                         900      26,001
          #Campbell Soup Co.                           1,000      33,590
          #Casey's General Stores, Inc.                1,880      73,376
          *Central Garden & Pet Co.                      800       7,816
          #*Chiquita Brands International, Inc.        2,600      41,392
          #Clorox Co.                                    800      55,728
           Coca-Cola Bottling Co.                        216      15,217
           Coca-Cola Enterprises, Inc.                 3,500      99,435

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
                                                     Shares     Value+
                                                     ------     -----

          Consumer Staples -- (Continued)
             Colgate-Palmolive Co.                      800 $   67,480
            #ConAgra, Inc.                            7,393    180,759
             Corn Products International, Inc.        4,478    246,738
             Costco Wholesale Corp.                   3,727    301,589
             CVS Caremark Corp.                      28,000  1,014,720
            *Darling International, Inc.              4,500     72,765
            #Diamond Foods, Inc.                      1,200     78,720
             Dr. Pepper Snapple Group, Inc.           1,800     70,560
            *Elizabeth Arden, Inc.                    1,503     45,180
            *Energizer Holdings, Inc.                 1,200     90,636
             Estee Lauder Cos., Inc.                    500     48,500
             Farmer Brothers Co.                        900     10,827
            #Flowers Foods, Inc.                      1,600     48,896
             Fresh Del Monte Produce, Inc.            2,163     58,639
             General Mills, Inc.                      2,000     77,160
            #*Green Mountain Coffee, Inc.             1,050     70,308
             H.J. Heinz Co.                             700     35,861
            *Hain Celestial Group, Inc.               2,300     78,223
            *Hansen Natural Corp.                       400     26,460
            *Heckmann Corp.                           4,276     26,939
             Herbalife, Ltd.                            545     48,930
             Hershey Co. (The)                          800     46,168
             Hormel Foods Corp.                       5,200    152,932
             Imperial Sugar Co.                         581      7,948
             Ingles Markets, Inc.                       700     13,307
             Inter Parfums, Inc.                      1,400     26,642
             J & J Snack Foods Corp.                  1,100     55,902
             J.M. Smucker Co.                         2,849    213,874
            *John B. Sanfilippo & Son, Inc.             200      2,200
             Kellogg Co.                                700     40,089
             Kimberly-Clark Corp.                     1,426     94,202
             Kraft Foods, Inc. Class A               22,600    758,908
             Kroger Co. (The)                         2,500     60,775
            #Lancaster Colony Corp.                     600     36,666
            *Lifeway Foods, Inc.                        300      2,877
            *Mannatech, Inc.                            400        668
             McCormick & Co., Inc. Non-Voting           400     19,648
             Mead Johnson Nutrition Co.               1,083     72,431
            #*Medifast, Inc.                            400      7,900
             Nash-Finch Co.                             700     26,054
             National Beverage Corp.                  1,534     21,353
             Nu Skin Enterprises, Inc. Class A        2,400     77,016
            *Nutraceutical International Corp.          500      7,930
             Oil-Dri Corp. of America                   300      6,627
            *Omega Protein Corp.                      1,100     14,168
            *Overhill Farms, Inc.                       500      3,080
            *Pantry, Inc.                             1,100     17,028
            *Parlux Fragrances, Inc.                    502      1,677
             PepsiCo, Inc.                            3,811    262,540
            *Physicians Formula Holdings, Inc.          364      1,929
            *Prestige Brands Holdings, Inc.           2,800     32,340
             PriceSmart, Inc.                         1,200     49,968
             Procter & Gamble Co. (The)               4,730    306,977
            *Ralcorp Holdings, Inc.                   3,258    253,472
            *Reddy Ice Holdings, Inc.                   800      2,592
            #*Revlon, Inc.                              433      7,456
             Ruddick Corp.                            2,350     97,572
             Safeway, Inc.                            3,959     96,243
            #Sanderson Farms, Inc.                    1,000     47,600
             Sara Lee Corp.                           2,800     53,760
             Schiff Nutrition International, Inc.     1,000      9,950

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
                                                   Shares     Value+
                                                   ------     -----

           Consumer Staples -- (Continued)
             *Smart Balance, Inc.                   3,454 $   16,510
             *Smithfield Foods, Inc.                8,532    201,014
              Snyders-Lance, Inc.                   1,696     33,496
              Spartan Stores, Inc.                  1,210     18,888
             *Spectrum Brands Holdings, Inc.          914     29,705
              SUPERVALU, Inc.                       4,000     45,040
             *Susser Holdings Corp.                   900     12,411
              Sysco Corp.                           1,200     34,692
              Tasty Baking Co.                        300      1,196
             #Tootsie Roll Industries, Inc.         1,880     55,723
             #*TreeHouse Foods, Inc.                1,700    103,139
              Tyson Foods, Inc. Class A             6,100    121,390
             *United Natural Foods, Inc.            1,400     59,766
             *USANA Health Sciences, Inc.             400     14,920
              Walgreen Co.                          8,800    375,936
              WD-40 Co.                               800     33,200
              Weis Markets, Inc.                    1,352     55,797
              Whole Foods Market, Inc.                200     12,552
             *Winn-Dixie Stores, Inc.                 900      6,381
                                                          ----------
           Total Consumer Staples                          7,661,185
                                                          ----------

           Energy -- (13.1%)
              Alon USA Energy, Inc.                 1,500     20,625
             #*Alpha Natural Resources, Inc.        2,752    160,084
              Anadarko Petroleum Corp.              6,875    542,713
              Apache Corp.                          3,500    466,795
             *Approach Resources, Inc.              1,500     44,160
              Arch Coal, Inc.                       4,500    154,350
             #*ATP Oil & Gas Corp.                  2,400     42,672
             *Atwood Oceanics, Inc.                 3,253    146,157
              Baker Hughes, Inc.                    3,000    232,230
             *Basic Energy Services, Inc.             300      9,222
              Berry Petroleum Corp. Class A         1,800     95,634
             *Bill Barrett Corp.                    2,369     98,858
             *Bolt Technology Corp.                   300      4,392
             #*BPZ Resources, Inc.                  2,600     12,376
             *Brigham Exploration Co.               1,800     60,354
             *Bristow Group, Inc.                   2,100     97,440
             *Bronco Drilling Co., Inc.             1,500     16,470
              Cabot Oil & Gas Corp.                 2,800    157,584
             *Cal Dive International, Inc.          3,400     26,724
             *Callon Petroleum Co.                  1,100      7,535
             *Cameron International Corp.           2,085    109,921
             #CARBO Ceramics, Inc.                    600     96,564
             *Carrizo Oil & Gas, Inc.               1,200     47,808
             #*Cheniere Energy, Inc.                1,500     13,620
              Chesapeake Energy Corp.              11,500    387,205
              Chevron Corp.                        34,548  3,780,933
              Cimarex Energy Co.                    2,342    259,002
             *Clayton Williams Energy, Inc.           700     63,399
             *Cobalt International Energy, Inc.     2,978     41,692
             *Complete Production Services, Inc.    3,700    125,578
             #*Comstock Resources, Inc.             2,700     86,562
             *Concho Resources, Inc.                2,100    224,385
              ConocoPhillips                       26,262  2,072,860
              Consol Energy, Inc.                   1,100     59,499
             *Contango Oil & Gas Co.                  800     49,536
             #*Continental Resources, Inc.            400     27,472
             *CREDO Petroleum Corp.                   600      6,936
             *Crimson Exploration, Inc.             1,900      7,695
              Crosstex Energy, Inc.                 2,700     28,485

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
                                                    Shares     Value+
                                                    ------     -----

          Energy -- (Continued)
            *CVR Energy, Inc.                        4,100 $   91,143
            *Dawson Geophysical Co.                    500     22,300
             Delek US Holdings, Inc.                 2,100     28,203
            *Denbury Resources, Inc.                13,263    299,346
             Devon Energy Corp.                      3,700    336,700
             DHT Holdings, Inc.                      2,100      9,093
            #Diamond Offshore Drilling, Inc.         1,178     89,375
            *Double Eagle Petroleum Co.                600      6,108
            *Dresser-Rand Group, Inc.                2,300    120,842
            *Dril-Quip, Inc.                         1,100     84,216
             El Paso Corp.                           6,800    131,988
            *Endeavour International Corp.           1,236     17,922
            *Energy Partners, Ltd.                   2,200     40,062
            *ENGlobal Corp.                            900      3,672
            #EOG Resources, Inc.                     4,836    546,033
            *Evolution Petroleum Corp.                 900      7,137
             EXCO Resources, Inc.                    1,950     40,852
            #*Exterran Holdings, Inc.                3,361     72,967
             Exxon Mobil Corp.                      32,151  2,829,288
            *FMC Technologies, Inc.                  2,000     92,960
            *Forest Oil Corp.                        1,000     35,910
             Frontier Oil Corp.                      5,546    154,955
            *General Maritime Corp.                  3,304      7,071
            *Geokinetics, Inc.                         900      8,595
            *GeoResources, Inc.                      1,100     31,922
            *Global Industries, Ltd.                   900      8,874
            *GMX Resources, Inc.                     1,300      7,644
            #*Goodrich Petroleum Corp.                 200      4,494
            #*Green Plains Renewable Energy, Inc.    2,000     25,040
             Gulf Island Fabrication, Inc.             800     28,272
            *Gulfmark Offshore, Inc.                 1,428     60,790
            *Gulfport Energy Corp.                   1,200     40,848
             Halliburton Co.                         4,100    206,968
            *Harvest Natural Resources, Inc.         2,100     29,022
            *Helix Energy Solutions Group, Inc.      4,100     77,613
             Helmerich & Payne, Inc.                 2,700    179,118
             Hess Corp.                              5,812    499,600
            #Holly Corp.                             3,087    178,737
            *Hornbeck Offshore Services, Inc.        1,400     40,922
            *International Coal Group, Inc.         11,000    121,330
            #*ION Geophysical Corp.                  4,800     60,672
            #*James River Coal Co.                     400      9,328
            *Key Energy Services, Inc.               6,700    121,940
            *Kodiak Oil & Gas Corp.                  2,700     18,954
            #*Lucas Energy, Inc.                       900      2,898
             Lufkin Industries, Inc.                 1,250    115,412
             Marathon Oil Corp.                     10,745    580,660
            #Massey Energy Co.                       3,000    204,720
            *Matrix Service Co.                      1,400     20,244
            *McMoran Exploration Co.                    56      1,025
            *Mitcham Industries, Inc.                  500      7,990
             Murphy Oil Corp.                        3,562    275,984
            *Nabors Industries, Ltd.                10,100    309,464
             National-Oilwell, Inc.                  8,117    622,493
            *Natural Gas Services Group, Inc.          700     12,621
            *Newfield Exploration Co.                3,400    240,720
            *Newpark Resources, Inc.                 2,200     19,866
             Noble Energy, Inc.                      3,457    332,805
             Occidental Petroleum Corp.              6,800    777,172
            *Oceaneering International, Inc.         1,100     96,162
            *Oil States International, Inc.          2,500    207,525

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
                                                   Shares      Value+
                                                   ------      -----

           Energy -- (Continued)..................
             #Overseas Shipholding Group, Inc.....  1,400 $    39,004
             *OYO Geospace Corp...................    300      27,984
              Panhandle Oil & Gas, Inc............    200       6,052
             *Parker Drilling Co..................  5,100      36,363
             *Patriot Coal Corp...................  4,600     115,828
             #Patterson-UTI Energy, Inc...........  6,255     194,593
              Peabody Energy Corp.................  1,200      80,184
              Penn Virginia Corp..................  2,600      40,196
             #*Petrohawk Energy Corp..............  7,400     199,874
             *Petroleum Development Corp..........  1,100      43,802
             #*PetroQuest Energy, Inc.............  3,800      33,288
             *PHI, Inc. Non-Voting................    600      13,428
             *Pioneer Drilling Co.................  2,600      40,300
              Pioneer Natural Resources Co........  3,805     388,985
             *Plains Exploration & Production Co..  4,084     155,355
             *Pride International, Inc............  6,200     272,242
              QEP Resources, Inc..................  1,800      76,914
             *Quicksilver Resources, Inc..........  8,102     120,315
              Range Resources Corp................  3,700     208,865
             *Rex Energy Corp.....................  2,500      32,075
             *Rosetta Resources, Inc..............  3,000     137,790
             *Rowan Cos., Inc.....................  4,656     194,155
             #RPC, Inc............................  5,550     150,128
             *SandRidge Energy, Inc...............  7,099      87,744
              SEACOR Holdings, Inc................  1,200     118,596
             #*Seahawk Drilling, Inc..............    233       1,713
             *SemGroup Corp. Class A..............  2,300      64,515
              Ship Finance International, Ltd.....  4,657      93,093
              SM Energy Co........................  3,100     235,166
              Southern Union Co...................  2,300      68,770
             *Southwestern Energy Co..............    778      34,123
              Spectra Energy Corp.................  3,600     104,544
             *Stone Energy Corp...................  2,900     102,544
              Sunoco, Inc.........................  3,816     162,791
             *Superior Energy Services, Inc.......  4,600     176,732
             *Swift Energy Corp...................  2,100      82,299
              Teekay Corp.........................  4,400     149,556
             *Tesoro Petroleum Corp...............  8,160     221,299
             *Tetra Technologies, Inc.............  4,200      62,034
             *TGC Industries, Inc.................    578       4,757
             #Tidewater, Inc......................  2,900     172,579
             *Toreador Resources Corp.............    404       3,276
             *Union Drilling, Inc.................  1,200      16,272
             *Unit Corp...........................  2,250     141,795
             #*Uranium Energy Corp................  1,400       4,872
             #*USEC, Inc..........................  4,600      21,068
             *VAALCO Energy, Inc..................  3,400      23,698
              Valero Energy Corp.................. 10,000     283,000
             *Venoco, Inc.........................  1,800      33,462
             #W&T Offshore, Inc...................  3,600      96,516
             *Warren Resources, Inc...............  3,900      17,667
             *Western Refining, Inc...............  4,300      72,928
             *Westmoreland Coal Co................    100       1,872
             *Whiting Petroleum Corp..............  2,800     194,600
              Williams Cos., Inc. (The)...........  3,100     102,827
              World Fuel Services Corp............  2,949     116,721
                                                          -----------
           Total Energy...........................         26,223,263
                                                          -----------

           Financials -- (17.1%)..................
              1st Source Corp.....................  1,300      27,586
             *1st United Bancorp, Inc.............  1,200       8,364

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
                                                         Shares     Value+
                                                         ------     -----

      Financials -- (Continued)
         Abington Bancorp, Inc.                           1,000 $   12,120
         Advance America Cash Advance Centers, Inc.       2,600     15,288
        #*Affiliated Managers Group, Inc.                 1,600    174,528
        *Affirmative Insurance Holdings, Inc.               500      1,235
         Aflac, Inc.                                      4,100    230,379
        *Allegheny Corp.                                    469    154,314
        *Allied World Assurance Co. Holdings, Ltd.        1,366     88,749
         Allstate Corp. (The)                             7,474    252,920
         Alterra Capital Holdings, Ltd.                   2,219     48,774
        *Altisource Portfolio Solutions SA.                 556     18,059
        *American Capital, Ltd.                          20,375    209,251
         American Equity Investment Life Holding Co.      3,155     40,573
         American Express Co.                             5,000    245,400
         American Financial Group, Inc.                   5,100    182,427
        #*American International Group, Inc.              2,300     71,645
         American National Insurance Co.                    800     63,280
        *American Safety Insurance Holdings, Ltd.           600     12,216
         Ameriprise Financial, Inc.                       4,981    309,121
        *Ameris Bancorp                                   1,313     13,051
        *AMERISAFE, Inc.                                  1,010     22,553
        #AmTrust Financial Services, Inc.                   700     13,510
         AON Corp.                                        3,064    159,849
        *Arch Capital Group, Ltd.                         1,674    174,096
         Argo Group International Holdings, Ltd.          1,700     53,397
         Arrow Financial Corp.                              637     15,829
        #*Artio Global Investors, Inc.                      600      9,858
         Aspen Insurance Holdings, Ltd.                   3,821    109,166
        #*Asset Acceptance Capital Corp.                  1,500      8,520
         Associated Banc-Corp.                            9,791    142,949
         Assurant, Inc.                                   3,463    137,481
         Assured Guaranty, Ltd.                           2,800     47,600
         Asta Funding, Inc.                                 700      5,677
        #Astoria Financial Corp.                          4,800     69,456
        *Avatar Holdings, Inc.                              600     10,800
         Axis Capital Holdings, Ltd.                      4,404    155,725
        *B of I Holding, Inc.                               400      6,720
         Baldwin & Lyons, Inc. Class B                      700     16,163
         BancFirst Corp.                                    300     12,081
        *Bancorp, Inc.                                    1,100     10,769
        #BancorpSouth, Inc.                               2,849     38,604
        *BancTrust Financial Group, Inc.                    400      1,000
         Bank Mutual Corp.                                1,300      5,317
         Bank of America Corp.                          154,399  1,896,020
         Bank of Commerce Holdings                          200        868
        #Bank of Hawaii Corp.                             1,300     63,427
         Bank of New York Mellon Corp. (The)             19,100    553,136
         Bank of the Ozarks, Inc.                           900     40,077
         BankFinancial Corp.                              1,124     10,273
         Banner Corp.                                       400      1,100
        #BB&T Corp.                                       9,700    261,124
        *Beneficial Mutual Bancorp, Inc.                  4,400     37,972
         Berkshire Hills Bancorp, Inc.                      852     19,000
        #BGC Partners, Inc. Class A                       1,400     13,510
        *BlackRock, Inc.                                  1,800    352,692
        *BOK Financial Corp.                              3,750    201,675
         Boston Private Financial Holdings, Inc.          4,000     27,960
         Brookline Bancorp, Inc.                          3,600     33,192
        *Brown & Brown, Inc.                              3,525     91,121
         Bryn Mawr Bank Corp.                               600     12,090
         Calamos Asset Management, Inc.                     389      6,329
        *Cape Bancorp, Inc.                                 300      3,051

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
                                                     Shares   Value+
                                                     ------   -----

           Financials -- (Continued)
              Capital City Bank Group, Inc.             900 $ 10,080
              Capital One Financial Corp.             7,100  388,583
              Capital Southwest Corp.                   100    9,624
              CapitalSource, Inc.                     8,288   55,364
             *Capitol Federal Financial, Inc.         1,584   17,931
              Cardinal Financial Corp.                1,600   17,984
              Cash America International, Inc.          500   23,725
              Cathay General Bancorp                  4,400   75,020
             #*CB Richard Ellis Group, Inc.           3,100   82,801
              Center Bancorp, Inc.                      580    5,545
             *Center Financial Corp.                  2,200   16,038
             #Charles Schwab Corp. (The)              5,528  101,218
              Chemical Financial Corp.                1,400   28,182
             #Chubb Corp.                             4,800  312,912
             #Cincinnati Financial Corp.              6,500  205,920
             *Citigroup, Inc.                        96,759  444,124
             *Citizens, Inc.                          2,000   14,900
             #City Holding Co.                          800   27,280
             #*City National Corp.                    3,100  177,041
              Clifton Savings Bancorp, Inc.           1,400   16,044
              CME Group, Inc.                         1,015  300,207
              CNA Financial Corp.                     7,512  233,172
             *CNA Surety Corp.                        1,567   41,510
             *CNO Financial Group, Inc.               6,100   49,166
             #CoBiz Financial, Inc.                   2,065   14,021
             #Cohen & Steers, Inc.                    1,425   44,830
              Columbia Banking System, Inc.           2,100   39,606
              Comerica, Inc.                          4,003  151,834
              Commerce Bancshares, Inc.               2,039   86,780
             #Community Bank System, Inc.             1,700   42,534
              Community Trust Bancorp, Inc.             300    8,490
             *CompuCredit Holdings Corp.              1,393    5,934
              Consolidated-Tokoma Land Co.              100    3,093
             *Cowen Group, Inc.                       1,216    5,059
              Crawford & Co. Class A                    200      662
              Crawford & Co. Class B                    500    2,325
             *Credit Acceptance Corp.                 1,195   96,676
             *Crescent Financial Corp.                  100      408
              Cullen Frost Bankers, Inc.              1,400   82,936
              CVB Financial Corp.                     4,200   40,908
              Danvers Bancorp, Inc.                   1,100   24,805
             #Delphi Financial Group, Inc. Class A    2,000   63,900
              Dime Community Bancshares, Inc.         1,315   20,330
              Discover Financial Services            14,500  360,180
             #*Dollar Financial Corp.                 2,100   48,279
              Donegal Group, Inc. Class A               900   12,276
             *Doral Financial Corp.                   1,200    1,800
              Duff & Phelps Corp.                       800   12,312
             *E*Trade Financial Corp.                 2,819   45,781
              East West Bancorp, Inc.                 4,680   98,888
              Eastern Insurance Holdings, Inc.          255    3,420
             #*Eaton Vance Corp.                        501   16,919
             #*eHealth, Inc.                          1,400   19,040
             #EMC Insurance Group, Inc.                 200    4,362
              Employers Holdings, Inc.                2,300   46,368
             *Encore Bancshares, Inc.                   100    1,210
             *Encore Capital Group, Inc.              1,400   41,916
             *Endurance Specialty Holdings, Ltd.      2,650  117,501
             *Enstar Group, Ltd.                        700   78,505
              Enterprise Financial Services Corp.       800   11,920
              Epoch Holding Corp.                       600   10,404

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
                                                      Shares   Value+
                                                      ------   -----

          Financials -- (Continued)
            *Erie Indemnity Co.                        1,300 $ 94,159
             ESSA Bancorp, Inc.                          500    6,275
            #Evercore Partners, Inc. Class A             400   13,956
             Everest Re Group, Ltd.                    1,300  118,456
            *EzCorp, Inc.                              1,900   59,831
            #F.N.B. Corp.                              2,505   27,430
             FBL Financial Group, Inc. Class A         1,600   48,800
             Federal Agricultural Mortgage Corp.         500    9,475
            #Federated Investors, Inc. Class B         2,100   54,138
            #Fidelity National Financial, Inc.         6,300   97,272
            #*Fidelity Southern Corp.                    612    4,603
             Fifth Third Bancorp                      14,000  185,780
             Financial Institutions, Inc.                600   10,200
            *First Acceptance Corp.                      900    1,629
            *First American Financial Corp.            1,858   28,985
             First Bancorp                               900   12,564
             First Busey Corp.                           424    2,226
            *First California Financial Group, Inc.    1,400    5,390
            *First Cash Financial Services, Inc.       1,400   54,936
             First Citizens BancShares, Inc.             200   40,002
             First Commonwealth Financial Corp.        5,820   36,084
             First Community Bancshares, Inc.          1,000   14,860
            *First Defiance Financial Corp.              400    5,472
             First Financial Bancorp                   3,200   52,736
            #First Financial Bankshares, Inc.          1,100   60,962
             First Financial Corp.                       776   24,956
             First Financial Holdings, Inc.            1,000   10,980
            *First Financial Northwest, Inc.             600    3,744
            #First Horizon National Corp.              6,801   74,471
            *First Marblehead Corp. (The)                300      645
             First Merchants Corp.                     1,430   13,256
             First Midwest Bancorp, Inc.               3,500   45,850
             First Niagara Financial Group, Inc.      18,375  264,600
            *First Place Financial Corp.                 300      540
            *First Security Group, Inc.                  200      174
             First South Bancorp, Inc.                   100      448
            *FirstCity Financial Corp.                   100      672
            #FirstMerit Corp.                          4,436   77,497
             Flagstone Reinsurance Holdings SA.        3,606   30,326
             Flushing Financial Corp.                  1,595   23,478
            #*Forest City Enterprises, Inc. Class A    5,791  111,245
            *Forestar Group, Inc.                      2,005   39,438
             Fox Chase Bancorp, Inc.                     750   10,238
             Franklin Resources, Inc.                    900  116,208
             Fulton Financial Corp.                   11,196  130,769
             Gallagher (Arthur J.) & Co.               3,600  107,208
             GAMCO Investors, Inc.                       400   20,580
            *Genworth Financial, Inc. Class A         11,459  139,685
             German American Bancorp, Inc.               604   10,540
             GFI Group, Inc.                           6,000   30,660
            #Glacier Bancorp, Inc.                     2,000   30,060
            *Global Indemnity P.L.C.                     435   11,110
             Goldman Sachs Group, Inc. (The)           6,246  943,208
             Great Southern Bancorp, Inc.                739   15,297
            #*Greene Bancshares, Inc.                    702    1,425
            #Greenhill & Co., Inc.                       500   29,500
            *Greenlight Capital Re, Ltd.               1,500   42,225
            #*Grubb & Ellis Co.                          500      365
            *Guaranty Bancorp                          1,300    1,872
            *Hallmark Financial Services, Inc.         1,100    9,405
             Hancock Holding Co.                       1,001   32,693

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
                                                      Shares     Value+
                                                      ------     -----

        Financials -- (Continued)
          *Hanmi Financial Corp.                       1,100 $    1,452
           Hanover Insurance Group, Inc.               1,400     59,108
           Harleysville Group, Inc.                    1,400     44,912
          *Harris & Harris Group, Inc.                 1,500      7,830
           Hartford Financial Services Group, Inc.    16,662    482,698
           HCC Insurance Holdings, Inc.                3,800    123,652
           Heartland Financial USA, Inc.                 984     15,468
          #*Heritage Commerce Corp.                      200      1,046
          *HFF, Inc.                                     200      2,994
          *Hilltop Holdings, Inc.                      2,000     19,400
          *Home Bancorp, Inc.                            500      7,985
           Home Bancshares, Inc.                       1,140     27,326
           Home Federal Bancorp, Inc.                    754      9,161
           Horace Mann Educators Corp.                 1,500     26,820
           Hudson City Bancorp, Inc.                   9,300     88,629
           Hudson Valley Holding Corp.                   490     11,079
           Huntington Bancshares, Inc.                14,084     95,630
           IBERIABANK Corp.                            1,600     96,016
           Independence Holding Co.                      300      2,328
           Independent Bank Corp. (453836108)          1,200     35,172
          #*Independent Bank Corp. (453838609)            40        120
           Interactive Brokers Group, Inc.             1,875     32,888
          *IntercontinentalExchange, Inc.              1,700    204,595
           International Bancshares Corp.              1,606     28,298
          *Internet Capital Group, Inc.                2,000     27,780
          *Intervest Bancshares Corp.                    200        686
          *INTL FCStone, Inc.                          1,110     29,393
          #Invesco, Ltd.                               4,635    115,272
          *Investment Technology Group, Inc.           1,400     23,954
          *Investors Bancorp, Inc.                     4,524     68,041
          #*Janus Capital Group, Inc.                  5,400     65,718
          #*Jefferies Group, Inc.                      5,300    128,101
           JMP Group, Inc.                             1,100      9,460
          *Jones Lang LaSalle, Inc.                    1,200    122,856
           JPMorgan Chase & Co.                       50,245  2,292,679
           Kaiser Federal Financial Group, Inc.          287      3,605
           KBW, Inc.                                   1,951     44,327
           Kearny Financial Corp.                      1,083     10,364
           KeyCorp.                                   19,380    168,025
           Lakeland Bancorp, Inc.                      1,355     14,485
           Lakeland Financial Corp.                      300      6,573
           Legacy Bancorp, Inc.                          400      5,424
           Legg Mason, Inc.                            5,447    202,356
          #Leucadia National Corp.                     6,751    260,994
           Life Partners Holdings, Inc.                1,000      7,010
           Lincoln National Corp.                     10,330    322,606
           Loews Corp.                                 6,700    296,542
          *Louisiana Bancorp, Inc.                       100      1,504
          #M&T Bank Corp.                              2,900    256,273
          *Macatawa Bank Corp.                           700      1,813
           Maiden Holdings, Ltd.                         200      1,490
           MainSource Financial Group, Inc.            1,020      9,823
          *Markel Corp.                                  397    165,660
           MarketAxess Holdings, Inc.                  1,800     43,830
          *Marlin Business Services Corp.                300      3,657
           Marsh & McLennan Cos., Inc.                 5,170    156,548
           Marshall & Ilsley Corp.                    13,358    109,135
          *Maui Land & Pineapple Co., Inc.               200      1,052
          #MB Financial, Inc.                          2,000     41,380
          #*MBIA, Inc.                                11,600    119,712
           MCG Capital Corp.                           4,100     27,060

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
                                                      Shares   Value+
                                                      ------   -----

           Financials -- (Continued)
              Meadowbrook Insurance Group, Inc.          897 $  9,185
              Medallion Financial Corp.                  580    5,353
             #*Mercantile Bank Corp.                     225    2,056
              Mercury General Corp.                    2,800  111,272
             *Meridian Interstate Bancorp, Inc.          400    5,584
              MetLife, Inc.                            7,305  341,801
             *Metro Bancorp, Inc.                        200    2,500
             *MF Global Holdings, Ltd.                 1,800   15,138
             *MGIC Investment Corp.                    7,800   67,548
              Montpelier Re Holdings, Ltd.             3,600   65,124
             #Moody's Corp.                            1,300   50,882
              Morgan Stanley                          12,900  337,335
             *MSCI, Inc.                                 500   17,735
             *Nara Bancorp, Inc.                       2,000   19,660
             *NASDAQ OMX Group, Inc. (The)             3,288   89,105
             *National Financial Partners Corp.        2,400   38,616
              National Interstate Corp.                  910   20,466
              National Penn Bancshares, Inc.           7,600   62,396
             *Navigators Group, Inc. (The)             1,000   51,830
             #NBT Bancorp, Inc.                        1,894   42,804
              Nelnet, Inc. Class A                     2,000   46,060
              New Westfield Financial, Inc.            1,700   15,436
             #*New York Community Bancorp, Inc.        4,500   74,700
             *NewBridge Bancorp                          300    1,380
             #*NewStar Financial, Inc.                 2,800   33,460
              Northeast Community Bancorp, Inc.          436    2,764
              Northern Trust Corp.                       639   31,944
             #Northfield Bancorp, Inc.                 1,600   22,512
              Northwest Bancshares, Inc.               4,725   59,488
              NYSE Euronext, Inc.                      6,200  248,310
             *Ocwen Financial Corp.                    4,200   50,274
              Old National Bancorp                     4,900   50,715
              Old Republic International Corp.         6,930   87,803
             *OmniAmerican Bancorp, Inc.                 200    2,990
              OneBeacon Insurance Group, Ltd.          1,150   16,158
              Oppenheimer Holdings, Inc. Class A         700   21,497
              optionsXpress Holdings, Inc.             1,900   35,036
              Oriental Financial Group, Inc.             800   10,368
              Oritani Financial Corp.                  1,200   14,712
             *Pacific Capital Bancorp                     61    1,857
              Pacific Continental Corp.                  900    8,595
              PacWest Bancorp                          1,800   41,382
              Park National Corp.                        652   45,040
              PartnerRe, Ltd.                          2,900  233,044
             #*Penson Worldwide, Inc.                  1,100    6,677
              Peoples Bancorp, Inc.                      600    8,178
             #People's United Financial, Inc.         11,500  157,435
             #*PHH Corp.                               2,400   51,504
             *Phoenix Cos., Inc. (The)                 4,100   11,029
             *PICO Holdings, Inc.                        800   25,696
             #*Pinnacle Financial Partners, Inc.       1,937   31,128
             *Piper Jaffray Cos., Inc.                 1,000   35,850
              Platinum Underwriters Holdings, Ltd.     2,159   81,632
             #*PMI Group, Inc. (The)                   7,500   16,200
              PNC Financial Services Group, Inc.       9,300  579,762
             *Popular, Inc.                            9,737   30,672
             #*Portfolio Recovery Associates, Inc.     1,000   90,260
              Presidential Life Corp.                  1,200   13,368
              Principal Financial Group, Inc.         11,431  385,796
             #PrivateBancorp, Inc.                     3,700   58,238
             *ProAssurance Corp.                       1,700  112,880

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
                                                     Shares   Value+
                                                     ------   -----

           Financials -- (Continued)
              Progressive Corp.                       5,957 $130,697
              Prosperity Bancshares, Inc.             2,435  111,645
              Protective Life Corp.                   3,600   96,876
              Provident Financial Holdings, Inc.        600    4,878
              Provident Financial Services, Inc.      3,126   45,390
              Provident New York Bancorp              1,860   17,447
              Prudential Financial, Inc.              6,000  380,520
              Radian Group, Inc.                      4,100   24,313
              Raymond James Financial, Inc.           3,200  120,000
              Regions Financial Corp.                36,800  270,112
              Reinsurance Group of America, Inc.      2,773  175,531
             #RenaissanceRe Holdings, Ltd.              900   63,252
              Renasant Corp.                          1,400   23,492
              Republic Bancorp, Inc. Class A          1,000   21,780
              Resource America, Inc.                    652    4,010
             #RLI Corp.                               1,200   71,088
             *Rockville Financial, Inc.                 455    4,518
             *Rodman & Renshaw Capital Group, Inc.      700    1,379
              Roma Financial Corp.                    1,100   11,616
              S&T Bancorp, Inc.                       1,600   32,656
             #S.Y. Bancorp, Inc.                        700   17,479
             *Safeguard Scientifics, Inc.             1,040   20,332
              Safety Insurance Group, Inc.              900   42,138
              Sanders Morris Harris Group, Inc.         500    4,315
              Sandy Spring Bancorp, Inc.              1,410   25,197
              SCBT Financial Corp.                      600   19,344
              SeaBright Holdings, Inc.                1,230   12,571
             *Seacoast Banking Corp. of Florida         300      537
             *SEI Investments Co.                       300    6,699
              Selective Insurance Group, Inc.         2,708   47,769
              Sierra Bancorp                            800    8,920
             *Signature Bank                          1,503   87,490
              Simmons First National Corp.            1,000   26,390
             *SLM Corp.                              10,831  179,686
              Southside Bancshares, Inc.                966   21,010
             #*Southwest Bancorp, Inc.                  910   12,904
             #*St. Joe Co. (The)                      3,663   95,678
              StanCorp Financial Group, Inc.          2,800  120,680
              State Auto Financial Corp.              1,900   32,262
              State Bancorp, Inc.                       700    9,240
              State Street Corp.                      4,900  228,095
              StellarOne Corp.                        1,314   18,396
             #Sterling Bancorp                          600    6,210
              Sterling Bancshares, Inc.               2,700   24,003
             #Stewart Information Services Corp.      1,000   10,140
             #*Stifel Financial Corp.                 3,190  145,719
             #Suffolk Bancorp                           510    8,369
             *Sun Bancorp, Inc.                         992    3,611
              SunTrust Banks, Inc.                    8,400  236,796
              Susquehanna Bancshares, Inc.            5,500   50,710
             *SVB Financial Group                     1,700  102,748
              SWS Group, Inc.                           700    4,270
              Symetra Financial Corp.                 1,150   15,962
              Synovus Financial Corp.                15,900   39,750
              T. Rowe Price Group, Inc.                 700   44,975
             *Taylor Capital Group, Inc.                600    5,964
             #*TCF Financial Corp.                    7,802  121,633
             *TD Ameritrade Holding Corp.             2,254   48,551
             *Tejon Ranch Co.                         1,176   41,913
              Territorial Bancorp, Inc.                 700   14,049
             *Texas Capital Bancshares, Inc.          1,526   39,371

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
                                                     Shares      Value+
                                                     ------      -----

         Financials -- (Continued)
           *TFS Financial Corp.                         956 $    10,401
           *Thomas Properties Group, Inc.             1,800       6,462
            Tompkins Financial Corp.                    620      25,259
            Torchmark Corp.                           3,100     207,452
           #Tower Group, Inc.                         2,300      52,601
           #TowneBank                                 1,400      20,748
           *TradeStation Group, Inc.                  2,200      21,230
            Transatlantic Holdings, Inc.              2,705     133,329
            Travelers Cos., Inc. (The)                8,400     531,552
           *Tree.com, Inc.                              473       2,516
            TriCo Bancshares                            485       7,910
            Trustco Bank Corp.                        1,200       7,200
            Trustmark Corp.                           2,100      48,804
            U.S. Bancorp                             18,089     467,058
            UMB Financial Corp.                       1,699      71,545
            Umpqua Holdings Corp.                     4,300      49,923
            Union First Market Bankshares Corp.       1,406      17,898
           #United Bankshares, Inc.                   1,200      31,392
           *United Community Banks, Inc.              1,138       2,731
            United Financial Bancorp, Inc.              916      14,967
            United Fire & Casualty Co.                1,400      27,720
           *United Security Bancshares                  330       1,090
            Unitrin, Inc.                             2,300      69,552
            Universal Insurance Holdings, Inc.        1,999      10,815
            Univest Corp. of Pennsylvania             1,000      16,820
            Unum Group                               10,900     288,632
            Validus Holdings, Ltd.                    3,959     128,826
           #Valley National Bancorp                   8,676     124,240
            ViewPoint Financial Group                 2,196      27,121
           *Virginia Commerce Bancorp, Inc.           1,540       9,255
           *Virtus Investment Partners, Inc.            100       5,281
            Waddell & Reed Financial, Inc.              300      12,303
            Washington Banking Co.                      887      12,409
            Washington Federal, Inc.                  4,560      73,370
            Washington Trust Bancorp, Inc.              900      21,087
           *Waterstone Financial, Inc.                  500       1,600
            Webster Financial Corp.                   2,500      53,800
            Wells Fargo & Co.                        49,337   1,436,200
            WesBanco, Inc.                            1,600      32,480
            West Bancorporation, Inc.                   800       6,232
           *West Coast Bancorp                          264         945
            Westamerica Bancorporation                1,166      59,221
           #*Western Alliance Bancorp                 2,002      16,557
            Westwood Holdings Group, Inc.               200       7,530
            White Mountains Insurance Group, Ltd.       400     143,004
            Whitney Holding Corp.                     1,600      21,664
            Wilmington Trust Corp.                    2,000       9,020
           *Wilshire Bancorp, Inc.                    1,500       6,000
           #Wintrust Financial Corp.                  1,425      48,008
           *World Acceptance Corp.                      900      61,155
            WR Berkley Corp.                          5,450     177,725
            Xl Group P.L.C.                           3,400      83,028
           *Yadkin Valley Financial Corp.               200         458
           #Zions Bancorporation                     10,043     245,551
                                                            -----------
         Total Financials                                    34,183,957
                                                            -----------

         Health Care -- (3.9%)
           *Abaxis, Inc.                                500      14,525
           #*ABIOMED, Inc.                              300       5,214
           *Accuray, Inc.                             2,028      18,029
           *Affymetrix, Inc.                          2,400      12,960

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
                                                          Shares   Value+
                                                          ------   -----

      Health Care -- (Continued)
        *Agilent Technologies, Inc.                        2,000 $ 99,820
        *Albany Molecular Research, Inc.                     600    2,934
        #*Align Technology, Inc.                           1,800   43,452
        *Allscripts Healthcare Solutions, Inc.             3,520   75,821
        *Alphatec Holdings, Inc.                           2,900    9,222
        *American Dental Partners, Inc.                      700    9,233
         AmerisourceBergen Corp.                           1,400   56,896
        *AMN Healthcare Services, Inc.                       800    6,904
         Analogic Corp.                                      700   40,369
        *AngioDynamics, Inc.                               1,300   21,190
        *Animal Health International, Inc.                   600    2,532
        *ArthroCare Corp.                                  1,300   45,929
        #Bard (C.R.), Inc.                                 1,000  106,750
         Beckman Coulter, Inc.                             1,800  149,130
         Becton Dickinson & Co.                            1,307  112,324
        *BioClinica, Inc.                                    600    3,162
        *Bio-Rad Laboratories, Inc. Class A                1,000  125,120
        *Bio-Reference Labs, Inc.                          1,044   26,319
        *Boston Scientific Corp.                          36,030  269,865
        *Bovie Medical Corp.                                 200      630
        *Bruker BioSciences Corp.                          1,100   21,714
        #*Caliper Life Sciences, Inc.                      2,400   16,056
        *Cambrex Corp.                                     1,300    6,838
         Cantel Medical Corp.                                900   23,337
         Cardinal Health, Inc.                             2,900  126,701
        *CardioNet, Inc.                                   1,300    5,928
        *Cardiovascular Systems, Inc.                        500    5,820
        *CareFusion Corp.                                  7,997  234,872
        *Catalyst Health Solutions, Inc.                     300   17,868
        *Celera Corp.                                      4,246   33,586
        #*Cepheid, Inc.                                      674   21,777
        #*Cerner Corp.                                       600   72,108
        *Charles River Laboratories International, Inc.    1,500   63,285
        *CombiMatrix Corp.                                   300      825
         Computer Programs & Systems, Inc.                   264   15,521
        *CONMED Corp.                                      1,600   44,928
        *Corvel Corp.                                        300   15,540
        #*Covance, Inc.                                    2,200  137,720
        *Cross Country Healthcare, Inc.                    1,188    8,815
        *CryoLife, Inc.                                    1,450    8,468
        *Cutera, Inc.                                        600    5,304
        *Cyberonics, Inc.                                    900   32,013
        *Cynosure, Inc. Class A                              500    7,365
        #*Cytori Therapeutics, Inc.                          743    5,580
         DENTSPLY International, Inc.                      4,100  153,914
        *DexCom, Inc.                                        959   15,967
        *Dionex Corp.                                        400   47,340
        *Edwards Lifesciences Corp.                        1,100   94,985
        *Emdeon, Inc. Class A                              3,750   58,725
        *Endologix, Inc.                                   1,300   10,335
        *eResearch Technology, Inc.                        2,600   16,536
        *Exactech, Inc.                                      700   12,537
        *Express Scripts, Inc.                             2,122  120,402
        *Genomic Health, Inc.                                300    8,190
        *Gen-Probe, Inc.                                   1,200   99,504
        *Greatbatch, Inc.                                  1,300   35,191
        *Haemonetics Corp.                                 1,400   98,280
        #*Hansen Medical, Inc.                               600    2,160
        *Harvard Bioscience, Inc.                          1,410    8,093
        *HealthStream, Inc.                                1,033   10,258
        *Henry Schein, Inc.                                2,306  168,499

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
                                                            Shares   Value+
                                                            ------   -----

     Health Care -- (Continued)
        Hill-Rom Holdings, Inc.                              1,324 $ 59,593
       *HMS Holdings Corp.                                     369   29,044
       *ICU Medical, Inc.                                      800   36,088
       #*IDEXX Laboratories, Inc.                              500   40,715
       *Illumina, Inc.                                         850   60,333
       *Immucor, Inc.                                          800   17,464
       #*Insulet Corp.                                          65    1,397
       *Integra LifeSciences Holdings Corp.                  1,600   83,696
       #*Intuitive Surgical, Inc.                              200   69,940
        Invacare Corp.                                       1,800   59,220
       *IRIS International, Inc.                               700    6,580
       *Kendle International, Inc.                             200    2,010
       *Kensey Nash Corp.                                      500   12,365
       #*Kinetic Concepts, Inc.                              3,000  177,090
       *Laboratory Corp. of America Holdings                   300   28,941
        Landauer, Inc.                                         300   18,051
        LeMaitre Vascular, Inc.                                800    5,472
       *Life Technologies Corp.                              5,067  279,698
       *Luminex Corp.                                          132    2,559
        McKesson Corp.                                       2,600  215,826
       *MedAssets, Inc.                                        650   10,413
       *Medco Health Solutions, Inc.                         2,300  136,459
       *Medical Action Industries, Inc.                        700    6,090
       *Medidata Solutions, Inc.                               520   13,348
       *MedQuist Holdings, Inc.                                400    4,128
        MEDTOX Scientific, Inc.                                400    6,392
        Medtronic, Inc.                                     10,200  425,850
       #Meridian Bioscience, Inc.                              500   12,355
       *Merit Medical Systems, Inc.                          1,600   37,312
       #*Mettler Toledo International, Inc.                    300   56,220
       *MWI Veterinary Supply, Inc.                            316   26,282
        National Research Corp.                                100    3,561
       *Natus Medical, Inc.                                  1,386   23,520
       *NuVasive, Inc.                                         200    6,178
       *NxStage Medical, Inc.                                1,059   26,094
        Omnicare, Inc.                                       3,400  106,828
       *Omnicell, Inc.                                       1,800   27,684
       *OraSure Technologies, Inc.                           2,000   17,620
       *Orthovita, Inc.                                      1,400    3,374
        Owens & Minor, Inc.                                  1,050   36,172
       *Palomar Medical Technologies, Inc.                     900   14,409
       *Parexel International Corp.                          2,000   55,520
       #Patterson Cos., Inc.                                 3,850  133,634
       *PDI, Inc.                                              700    6,069
        PerkinElmer, Inc.                                    6,400  180,928
       #Pharmaceutical Products Development Service, Inc.    4,900  151,165
       *Providence Service Corp.                               600    8,844
       #*PSS World Medical, Inc.                             1,900   54,644
       #Quality Systems, Inc.                                  500   44,860
        Quest Diagnostics, Inc.                              1,000   56,380
       #*Quidel Corp.                                          500    6,635
       *Regeneration Technologies, Inc.                      2,800    8,120
       *RehabCare Group, Inc.                                  700   26,299
       #*ResMed, Inc.                                          600   19,134
       *Rochester Medical Corp.                                500    5,775
       *Sirona Dental Systems, Inc.                          2,800  159,796
       *Solta Medical, Inc.                                  2,500    9,075
       *SonoSite, Inc.                                         588   20,404
       *Spectranetics Corp.                                  1,700    9,673
        St. Jude Medical, Inc.                               2,100  112,224
       #*Staar Surgical Co.                                    600    3,330

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
                                                     Shares     Value+
                                                     ------     -----

          Health Care -- (Continued)
            *Stereotaxis, Inc.                         600  $    2,334
             Steris Corp.                            1,700      61,268
             Stryker Corp.                           1,300      76,700
            *SurModics, Inc.                           600       9,216
            *Symmetry Medical, Inc.                  1,500      14,925
            *Synovis Life Technologies, Inc.           600      12,234
            *Team Health Holdings, Inc.                600      11,928
            *Techne Corp.                              550      42,740
            #Teleflex, Inc.                          2,300     144,923
            *Thermo Fisher Scientific, Inc.          7,386     443,086
            *Thoratec Corp.                            600      18,420
            *TomoTherapy, Inc.                         925       4,236
            *TranS1, Inc.                              550       2,739
             Universal American Corp.                4,000      92,400
            #*Varian Medical Systems, Inc.           1,200      84,240
            *Vascular Solutions, Inc.                1,012      12,933
            *Vital Images, Inc.                        800      14,912
            *Waters Corp.                              800      78,400
            #West Pharmaceutical Services, Inc.      1,890      89,284
            *Wright Medical Group, Inc.              2,200      36,366
             Young Innovations, Inc.                   400      12,408
            *Zimmer Holdings, Inc.                   1,400      91,350
            *Zoll Medical Corp.                      1,200      68,016
                                                            ----------
          Total Health Care                                  7,855,153
                                                            ----------

          Industrials -- (11.8%)
            *3D Systems Corp.                          995      41,511
             3M Co.                                  1,400     136,094
             A.O. Smith Corp.                        1,950      85,742
            #*A123 Systems, Inc.                       200       1,208
            #AAON, Inc.                                800      26,280
            *AAR Corp.                               1,646      42,862
             ABM Industries, Inc.                    2,300      55,936
            *Acacia Technologies Group                 700      28,777
            *ACCO Brands Corp.                       2,500      24,275
             Aceto Corp.                             1,340      10,733
             Actuant Corp. Class A                   2,800      77,728
             Acuity Brands, Inc.                     1,000      58,800
            *Advisory Board Co. (The)                  400      18,688
            *Aecom Technology Corp.                  3,755     102,361
            *AGCO Corp.                              2,520     145,102
            #*Air Transport Services Group, Inc.     3,200      26,176
             Aircastle, Ltd.                         3,400      42,364
            #*AirTran Holdings, Inc.                 2,700      20,277
             Alamo Group, Inc.                         600      17,166
            #*Alaska Air Group, Inc.                 2,150     141,621
             Albany International Corp.              1,600      40,496
             Alexander & Baldwin, Inc.               2,100     110,670
            #Allegiant Travel Co.                       50       2,244
            *Allied Motion Technologies, Inc.          400       2,812
            *Altra Holdings, Inc.                    1,475      37,450
            *Amerco, Inc.                            1,100     111,892
            *American Railcar Industries, Inc.       1,200      33,996
            *American Reprographics Co.              2,100      18,795
             American Science & Engineering, Inc.      300      26,430
            #American Woodmark Corp.                   800      16,248
             Ameron International Corp.                500      35,170
             Ametek, Inc.                            1,650      75,966
             Ampco-Pittsburgh Corp.                    500      13,435
            *APAC Customer Services, Inc.            1,500       8,565
            #Apogee Enterprises, Inc.                1,600      22,848

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
                                                      Shares   Value+
                                                      ------   -----

          Industrials -- (Continued)
             Applied Industrial Technologies, Inc.    2,102  $ 74,117
            *Argan, Inc.                                700     6,580
            #Arkansas Best Corp.                      1,300    29,913
            *Armstrong World Industries, Inc.         1,010    45,198
            *Astec Industries, Inc.                   1,200    46,536
            *Astronics Corp.                            500    13,000
            *Atlas Air Worldwide Holdings, Inc.       1,344    92,615
             Avery Dennison Corp.                       700    29,218
            #*Avis Budget Group, Inc.                 5,700   108,072
             AZZ, Inc.                                  700    30,646
            *Babcock & Wilcox Co. (The)               2,000    62,820
            #Badger Meter, Inc.                         700    26,537
            *Baker (Michael) Corp.                      552    13,601
            #Barnes Group, Inc.                       2,700    66,798
             Barrett Business Services, Inc.            400     6,448
            *BE Aerospace, Inc.                       2,802   108,129
            *Beacon Roofing Supply, Inc.              2,100    46,872
             Belden, Inc.                             2,600    98,878
            *Blount International, Inc.               1,400    23,240
            *BlueLinx Holdings, Inc.                  1,500     5,430
             Brady Co. Class A                        2,300    86,733
             Briggs & Stratton Corp.                  2,800    66,052
             Brink's Co. (The)                        2,000    66,020
            *BTU International, Inc.                    400     4,556
             Bucyrus International, Inc.                900    82,305
            *Builders FirstSource, Inc.               2,395     6,347
             C.H. Robinson Worldwide, Inc.            1,300   104,234
            *CAI International, Inc.                  1,033    25,990
            *Carlisle Cos., Inc.                      3,554   176,065
             Cascade Corp.                              600    27,480
            *Casella Waste Systems, Inc.              1,100     7,436
            #*CBIZ, Inc.                              1,200     8,796
             CDI Corp.                                1,000    14,820
            *CECO Environmental Corp.                   500     2,855
            *Celadon Group, Inc.                      1,200    17,724
            #*Cenveo, Inc.                            1,400     9,072
            *Chart Industries, Inc.                   1,100    53,471
             Chase Corp.                                400     6,612
             Cintas Corp.                             3,317   102,993
             CIRCOR International, Inc.               1,000    45,430
             CLAROC, Inc.                             2,437   110,128
            *Clean Harbors, Inc.                        700    68,950
            *Colfax Corp.                             2,200    48,070
            *Columbus McKinnon Corp.                  1,100    22,000
             Comfort Systems USA, Inc.                1,400    17,094
            *Commercial Vehicle Group, Inc.             500     8,630
            *Consolidated Graphics, Inc.                600    33,690
            #Con-way, Inc.                            2,372    92,318
             Cooper Industries P.L.C.                 1,300    85,735
            *Copart, Inc.                               150     6,806
             Corporate Executive Board Co.              900    35,865
            *Corrections Corp. of America             6,600   164,274
            *CoStar Group, Inc.                         870    59,177
             Courier Corp.                              600     8,220
             Covanta Holding Corp.                    3,902    66,997
            *Covenant Transportation Group, Inc.        500     4,770
            *CPI Aerostructures, Inc.                   400     5,564
            *CRA International, Inc.                    600    17,070
             Crane Co.                                1,800    89,838
             CSX Corp.                                7,400   582,306
             Cummins, Inc.                            1,000   120,180

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
                                                         Shares     Value+
                                                         ------     -----

      Industrials -- (Continued)
         Danaher Corp.                                    5,460 $  301,610
         Deere & Co.                                      1,200    117,000
        *Delta Air Lines, Inc.                            8,000     83,040
         Deluxe Corp.                                       200      5,416
        *DigitalGlobe, Inc.                               2,538     73,602
        #*Dollar Thrifty Automotive Group, Inc.             100      6,893
        #Donaldson Co., Inc.                                600     36,738
         Dover Corp.                                      3,400    231,336
        #Dun & Bradstreet Corp. (The)                       560     46,021
        *DXP Enterprises, Inc.                              800     21,000
        *Dycom Industries, Inc.                           2,025     30,092
         Dynamic Materials Corp.                            700     18,214
        #*Eagle Bulk Shipping, Inc.                       3,100     10,633
         Eaton Corp.                                      4,000    214,120
        *EMCOR Group, Inc.                                3,700    114,589
         Emerson Electric Co.                             4,350    264,306
        #Encore Wire Corp.                                1,200     33,492
        #*Ener1, Inc.                                     2,400      6,072
        #*Energy Conversion Devices, Inc.                   600      1,200
        #*Energy Recovery, Inc.                           1,500      4,635
         EnergySolutions, Inc.                              300      1,695
        *EnerSys                                          2,736    103,667
         Ennis, Inc.                                      1,300     24,284
        *EnPro Industries, Inc.                           1,150     46,092
         Equifax, Inc.                                    3,200    120,096
         ESCO Technologies, Inc.                          1,125     41,265
         Expeditors International of Washington, Inc.       930     50,471
        *Exponent, Inc.                                     800     34,328
        *Express-1 Expedited Solutions, Inc.              1,700      4,012
        #Fastenal Co.                                       700     46,963
         Federal Signal Corp.                             2,200     14,850
         FedEx Corp.                                      2,988    285,862
        *Flanders Corp.                                   1,100      4,015
        *Flow International Corp.                         2,272      9,792
         Flowserve Corp.                                    100     12,662
         Fluor Corp.                                      1,400     97,916
        #Forward Air Corp.                                1,100     36,982
        *Franklin Covey Co.                                 800      7,376
         Franklin Electric Co., Inc.                      1,400     63,154
        *Freightcar America, Inc.                           500     14,990
        *Frozen Food Express Industries                     900      3,321
        #*FTI Consulting, Inc.                            2,600    103,740
        *Fuel Tech, Inc.                                    800      6,488
        *FuelCell Energy, Inc.                              500        855
        *Furmanite Corp.                                  1,323     11,087
         G & K Services, Inc. Class A                     1,057     34,987
         Gardner Denver Machinery, Inc.                   2,425    209,544
         GATX Corp.                                       2,600    109,902
        #*Genco Shipping & Trading, Ltd.                  1,100      9,229
        #*General Cable Corp.                             1,400     67,900
         General Electric Co.                            72,515  1,482,932
        *Genesee & Wyoming, Inc.                          1,600     99,168
        *GEO Group, Inc. (The)                            3,540     94,447
        *Gibraltar Industries, Inc.                       1,700     19,856
         Goodrich Corp.                                   1,200    106,044
        #Gorman-Rupp Co. (The)                              850     34,382
        *GP Strategies Corp.                              1,000     13,090
        *Graco, Inc.                                      1,100     55,033
        *Graftech International, Ltd.                     2,100     48,720
         Graham Corp.                                       500     11,440
         Granite Construction, Inc.                       2,200     59,796

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
                                                        Shares   Value+
                                                        ------   -----

         Industrials -- (Continued)
            Great Lakes Dredge & Dock Corp.              3,400 $ 25,330
           *Greenbrier Cos., Inc.                        1,400   37,898
           *Griffon Corp.                                  600    7,644
           *H&E Equipment Services, Inc.                 1,900   37,810
            Hardinge, Inc.                                 400    5,180
           *Harsco Corp.                                 3,800  135,280
           *Hawaiian Holdings, Inc.                      1,200    7,020
            Healthcare Services Group, Inc.              1,113   19,767
            Heartland Express, Inc.                      1,400   24,150
           #HEICO Corp.                                    969   46,655
            HEICO Corp. Class A                          1,409   50,095
            Heidrick & Struggles International, Inc.       200    4,680
            Herman Miller, Inc.                          1,000   26,020
           *Hertz Global Holdings, Inc.                  9,900  170,379
           *Hexcel Corp.                                 4,200   90,426
           *Hill International, Inc.                     2,600   13,182
            HNI Corp.                                    2,100   57,792
           #*Hoku Corp.                                  1,300    2,652
            Honeywell International, Inc.                2,050  125,522
            Horizon Lines, Inc.                            800    1,416
           #Houston Wire & Cable Co.                       900   15,111
           *Hub Group, Inc. Class A                      1,000   40,280
            Hubbell, Inc. Class A                           46    3,013
            Hubbell, Inc. Class B                        1,800  125,982
           *Hudson Highland Group, Inc.                  1,500    9,045
           *Hurco Cos., Inc.                               300    9,741
           *Huron Consulting Group, Inc.                   887   25,546
           *ICF International, Inc.                        500   12,180
           *Identive Group, Inc.                         1,300    4,498
           *IDEX Corp.                                   3,141  147,376
           *IHS, Inc.                                      500   44,120
            Illinois Tool Works, Inc.                    2,630  153,618
            Ingersoll-Rand P.L.C.                           69    3,485
           #*Innerworkings, Inc.                         2,500   22,425
           *Innovative Solutions & Support, Inc.           300    1,701
           *Insituform Technologies, Inc.                2,200   55,682
            Insperity, Inc.                              1,100   33,319
            Insteel Industries, Inc.                       912   13,616
           *Integrated Electrical Services, Inc.           200      676
            Interface, Inc. Class A                      1,894   35,304
           *Interline Brands, Inc.                       1,400   29,568
            International Shipholding Corp.                300    7,197
            Intersections, Inc.                            800   12,040
           #Iron Mountain, Inc.                          4,980  158,613
           *J.B. Hunt Transport Services, Inc.             900   42,912
           #*Jacobs Engineering Group, Inc.              3,300  163,713
           #*JetBlue Airways Corp.                      15,723   88,992
            John Bean Technologies Corp.                   700   14,147
           #*Joy Global, Inc.                              800   80,760
           *Kadant, Inc.                                   500   15,425
            Kaman Corp. Class A                          1,100   40,920
           *Kansas City Southern                         3,100  180,141
            Kaydon Corp.                                 1,600   61,920
            KBR, Inc.                                      800   30,696
           *Kelly Services, Inc. Class A                 1,900   36,309
            Kennametal, Inc.                             2,800  118,216
           *Key Technology, Inc.                           200    3,722
           *Kforce, Inc.                                 1,700   26,605
            Kimball International, Inc. Class B          1,400   10,472
           #*Kirby Corp.                                 2,700  153,306
            Knight Transportation, Inc.                  2,700   48,627

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
                                                       Shares   Value+
                                                       ------   -----

          Industrials -- (Continued)
             Knoll, Inc.                               1,300  $ 25,519
            *Korn/Ferry International                  1,900    39,349
            *Landstar System, Inc.                       700    33,180
             Lawson Products, Inc.                       400     8,812
            *Layne Christensen Co.                       800    23,808
             LB Foster Co. Class A                       500    21,280
             Lennox International, Inc.                  500    24,305
             Lincoln Electric Holdings, Inc.           1,600   125,728
            #Lindsay Corp.                               686    50,298
            *LMI Aerospace, Inc.                         400     8,020
             LSI Industries, Inc.                      1,200     9,948
            *Lydall, Inc.                                800     7,800
            *M&F Worldwide Corp.                       1,000    25,090
             Manitowoc Co., Inc. (The)                 2,100    46,599
             Manpower, Inc.                            1,477    97,851
             Marten Transport, Ltd.                    1,100    24,596
            #Masco Corp.                               4,253    57,075
            *MasTec, Inc.                              3,546    80,423
            *McDermott International, Inc.             2,200    50,798
             McGrath Rentcorp                          1,266    35,942
            *Meritor, Inc.                             1,740    29,945
            *Metalico, Inc.                            2,069    13,117
             Met-Pro Corp.                               800     9,512
            *MFRI, Inc.                                  300     3,105
            *Middleby Corp.                              800    71,736
             Miller Industries, Inc.                     500     7,910
            #Mine Safety Appliances Co.                2,200    87,296
            *Mistras Group, Inc.                       1,000    18,320
            #*Mobile Mini, Inc.                        2,100    52,311
            *Monster Worldwide, Inc.                   5,745    94,275
            *Moog, Inc.                                  330    14,560
            *MSC Industrial Direct Co., Inc. Class A     500    35,795
             Mueller Industries, Inc.                  1,900    74,328
             Mueller Water Products, Inc.              5,100    22,440
             Multi-Color Corp.                           700    14,462
            *MYR Group, Inc.                             500    12,465
             NACCO Industries, Inc. Class A              300    31,569
            *Navigant Consulting, Inc.                 1,700    19,805
            *Navistar International Corp.                400    27,808
            *NN, Inc.                                  1,000    17,530
             Nordson Corp.                             1,200    68,364
             Norfolk Southern Corp.                    7,000   522,760
            *Northwest Pipe Co.                          500    12,030
            *Ocean Power Technologies, Inc.              500     2,435
            *Old Dominion Freight Line, Inc.             100     3,742
            *On Assignment, Inc.                       1,965    21,556
            *Orion Energy Systems, Inc.                  900     3,303
            *Orion Marine Group, Inc.                    500     5,165
            *Oshkosh Corp.                               580    18,363
            *Owens Corning, Inc.                       5,000   189,200
            *P.A.M. Transportation Services, Inc.        500     5,685
             PACCAR, Inc.                              2,000   106,220
            #*Pacer International, Inc.                1,500     8,985
             Parker Hannifin Corp.                     1,375   129,690
            *Park-Ohio Holdings Corp.                    400     8,528
             Pentair, Inc.                             2,892   116,143
            *PGT, Inc.                                 2,000     4,960
            *Pike Electric Corp.                         396     4,023
            *Pinnacle Airlines Corp.                     800     4,360
            #Pitney Bowes, Inc.                          400     9,824
            #*PMFG, Inc.                                 799    18,313

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
                                                   Shares   Value+
                                                   ------   -----

             Industrials -- (Continued)...........
               *Polypore International, Inc.......    800 $ 49,416
               *Powell Industries, Inc............    600   23,712
               *PowerSecure International, Inc....    800    6,280
                Precision Castparts Corp..........    800  123,616
                Preformed Line Products Co........     78    5,604
               *PRGX Global, Inc..................  1,100    8,624
                Primoris Services Corp............    900   10,602
               *Quality Distribution, Inc.........    889   10,579
                Quanex Building Products Corp.....  1,909   40,013
               *Quanta Services, Inc..............  3,500   75,880
                R. R. Donnelley & Sons Co.........  8,764  165,289
               *RailAmerica, Inc..................  2,600   44,252
                Raven Industries, Inc.............    500   27,180
               *RBC Bearings, Inc.................  1,300   51,038
                Regal-Beloit Corp.................  2,331  176,666
                Republic Services, Inc............  4,100  129,642
                Resources Connection, Inc.........  2,700   39,933
                Robbins & Myers, Inc..............  2,175   94,547
               #Robert Half International, Inc....    600   18,198
                Rockwell Automation, Inc..........    500   43,565
               *Rollins, Inc......................  2,400   50,328
               #Roper Industries, Inc.............  2,440  211,036
               #*RSC Holdings, Inc................    600    7,902
               *Rush Enterprises, Inc. Class A....  1,400   29,498
                Ryder System, Inc.................  2,800  149,800
               *Saia, Inc.........................    900   14,940
               *Sauer-Danfoss, Inc................    700   41,321
                Schawk, Inc.......................    200    3,772
               #*School Specialty, Inc............    300    4,443
               *SFN Group, Inc....................    300    3,159
               *Shaw Group, Inc...................  2,650  103,085
                SIFCO Industries, Inc.............    100    1,648
                Simpson Manufacturing Co., Inc....  2,700   75,384
                SkyWest, Inc......................  2,800   46,284
                Southwest Airlines Co............. 20,200  237,350
               *Sparton Corp......................    400    3,256
               *Spire Corp........................    400    1,584
               *Spirit Aerosystems Holdings, Inc..  3,200   78,720
               #SPX Corp..........................  2,700  233,415
               *Standard Parking Corp.............    400    6,996
               #Standard Register Co..............  1,100    3,784
                Standex International Corp........    700   25,592
               #Steelcase, Inc. Class A...........  4,836   55,856
               #*Stericycle, Inc..................    400   36,512
                Sun Hydraulics, Inc...............    500   23,245
               *SunPower Corp. Class B............    392    8,377
               *SYKES Enterprises, Inc............  2,405   48,172
               *Sypris Solutions, Inc.............    600    3,012
                TAL International Group, Inc......  1,700   61,285
               *Taser International, Inc..........  2,000    8,920
               *Team, Inc.........................  1,000   24,950
                Technology Research Corp..........    300    2,151
               *Tecumseh Products Co. Class A.....    610    6,246
                Tennant Co........................    800   32,816
               *Terex Corp........................    400   13,912
               *Tetra Tech, Inc...................    500   11,810
                Textainer Group Holdings, Ltd.....  2,300   81,558
               *Thomas & Betts Corp...............  2,793  161,910
               *Timken Co.........................  2,597  146,445
               #Titan International, Inc..........  1,592   49,177
               *Titan Machinery, Inc..............  1,100   34,606

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
                                                  Shares      Value+
                                                  ------      -----

           Industrials -- (Continued)............
              Toro Co............................    605 $    41,086
             #Towers Watson & Co.................  1,400      80,304
             *Trailer Bridge, Inc................    400       1,008
             *TransDigm Group, Inc...............    300      24,990
             *TRC Cos., Inc......................    600       3,000
             *Trex Co., Inc......................    400      12,832
             *TriMas Corp........................  1,700      39,457
             #Trinity Industries, Inc............  4,739     171,552
              Triumph Group, Inc.................  1,400     120,568
             *TrueBlue, Inc......................  2,700      38,016
              Tutor Perini Corp..................  1,600      42,656
              Twin Disc, Inc.....................    700      23,849
              Tyco International, Ltd............  8,902     433,907
             *Ultralife Corp.....................    900       3,960
              UniFirst Corp......................    700      36,232
              Union Pacific Corp.................  9,494     982,344
             #*United Continental Holdings, Inc..  2,345      53,513
              United Parcel Service, Inc.........  2,500     187,425
             *United Rentals, Inc................  2,300      67,666
              United Stationers, Inc.............  1,300      93,678
              United Technologies Corp...........  2,677     239,806
             #Universal Forest Products, Inc.....  1,100      35,519
             *Universal Truckload Services, Inc..    800      12,672
             *URS Corp...........................  5,000     223,750
             #*US Airways Group, Inc.............  5,600      50,904
              US Ecology, Inc....................    910      16,708
             *USA Truck, Inc.....................    505       6,287
             #*USG Corp..........................  4,900      75,558
              UTi Worldwide, Inc.................  2,811      62,995
              Valmont Industries, Inc............  1,200     126,360
             *Verisk Analytics, Inc. Class A.....    429      14,114
              Viad Corp..........................  1,000      24,810
             #Vicor Corp.........................  1,400      23,394
             #*Vishay Precision Group, Inc.......    207       3,416
             *Volt Information Sciences, Inc.....  1,000      10,750
             #W.W. Grainger, Inc.................    300      45,480
             *Wabash National Corp...............    178       1,963
             *Wabtec Corp........................  1,650     117,777
             #*Waste Connections, Inc............  2,410      74,156
             #Waste Management, Inc..............  4,240     167,310
             #Watsco, Inc. Class A...............  1,073      76,065
              Watts Water Technologies, Inc......  1,541      59,637
             *WCA Waste Corp.....................    500       2,985
             #Werner Enterprises, Inc............  3,300      86,361
             *WESCO International, Inc...........  2,500     154,875
             *Willis Lease Finance Corp..........    100       1,319
             *Woodward, Inc......................  3,025     112,076
                                                         -----------
           Total Industrials.....................         23,642,740
                                                         -----------

           Information Technology -- (13.1%).....
             *Accelrys, Inc......................    873       6,609
             *Accenture P.L.C. Class A...........  1,500      85,695
             *ACI Worldwide, Inc.................  1,300      42,952
             *Acme Packet, Inc...................  1,400     115,654
             *Acorn Energy, Inc..................    500       2,025
              Activision Blizzard, Inc........... 10,000     113,900
             *Actuate Corp.......................  2,400      13,992
             *Acxiom Corp........................  4,236      61,676
             *Adept Technology, Inc..............    100         376
             *Adobe Systems, Inc.................  1,450      48,648
             *ADPT Corp..........................  4,937      14,120

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                                                    Shares     Value+
                                                    ------     -----

          Information Technology -- (Continued)....
            #*Adtran, Inc..........................  1,300 $   53,651
            *Advanced Analogic Technologies, Inc...  2,100      8,946
            *Advanced Energy Industries, Inc.......  1,800     25,470
            #*Advanced Micro Devices, Inc..........  5,500     50,050
            #*Advent Software, Inc.................  1,300     35,399
            *Agilysys, Inc.........................  1,100      5,742
            *Akamai Technologies, Inc..............  1,500     51,660
            *Alliance Data Systems Corp............    200     19,000
             Altera Corp...........................    400     19,480
            *Amdocs, Ltd...........................  1,400     43,050
             American Software, Inc. Class A.......  1,150      8,947
            *Amkor Technology, Inc.................  4,200     28,140
             Amphenol Corp.........................    900     50,319
            *Amtech Systems, Inc...................    400      9,152
            *Anadigics, Inc........................  4,000     15,640
             Analog Devices, Inc...................    900     36,279
            *Anaren, Inc...........................    499      8,278
             Anixter International, Inc............  1,900    142,766
            *Ansys, Inc............................    900     49,761
            *AOL, Inc..............................  6,370    129,821
            *Apple, Inc............................  3,251  1,132,096
             Applied Materials, Inc................ 11,325    177,689
            *Applied Micro Circuits Corp...........  2,672     28,003
            *Ariba, Inc............................  4,600    159,942
            *Arris Group, Inc......................  4,400     52,800
            *Arrow Electronics, Inc................  4,500    205,155
            *Aruba Networks, Inc...................  2,200     79,046
            *Aspen Technology, Inc.................     78      1,169
            *Atheros Communications, Inc...........    800     35,888
            *Atmel Corp............................ 15,200    232,560
            #*ATMI, Inc............................  1,200     23,892
            *AuthenTec, Inc........................  1,700      4,947
            *Autodesk, Inc.........................    800     35,984
             Automatic Data Processing, Inc........  1,000     54,350
            *Aviat Networks, Inc...................  1,838      9,411
            *Avid Technology, Inc..................  2,200     40,876
            *Avnet, Inc............................  4,331    157,302
             AVX Corp..............................  6,101     99,507
            *AXT, Inc..............................  1,600     11,184
             Bel Fuse, Inc. Class B................    400      8,052
            *Benchmark Electronics, Inc............  3,500     59,150
            *BigBand Networks, Inc.................  3,400      8,704
             Black Box Corp........................  1,000     34,940
            #Blackbaud, Inc........................    200      5,532
            #*Blackboard, Inc......................  1,100     52,921
            *Blue Coat Systems, Inc................  1,200     34,560
            *BMC Software, Inc.....................  1,350     67,811
            *Bottomline Technologies, Inc..........  1,900     52,782
            *Brightpoint, Inc......................  4,100     41,492
            #*Broadcom Corp........................  1,745     61,389
             Broadridge Financial Solutions, Inc...  3,500     81,340
            *Brocade Communications Systems, Inc...  9,300     58,125
            *Brooks Automation, Inc................    300      3,669
            *Bsquare Corp..........................    500      3,555
             CA, Inc...............................  3,500     86,065
            #*Cabot Microelectronics Corp..........  1,321     64,531
            *CACI International, Inc...............  1,700    103,887
            *Cadence Design Systems, Inc...........  2,400     24,912
            *CalAmp Corp...........................    800      2,552
            *Calix, Inc............................    292      6,383
            *Callidus Software, Inc................  1,300      8,983

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                                                     Shares   Value+
                                                     ------   -----

            Information Technology -- (Continued)...
              *Cardtronics, Inc.....................  1,100 $ 23,375
              *Cascade Microtech, Inc...............    700    4,613
               Cass Information Systems, Inc........    500   19,960
              *CEVA, Inc............................  1,230   37,613
              *Checkpoint Systems, Inc..............  2,300   48,438
              *Ciber, Inc...........................  1,500    8,580
              #*Ciena Corp..........................    900   25,416
              *Cirrus Logic, Inc....................  1,500   24,840
               Cisco Sytems, Inc.................... 18,300  321,348
              *Citrix Systems, Inc..................    900   75,906
              *Clearfield, Inc......................    600    3,534
               Cognex Corp..........................  1,400   43,792
              *Cognizant Technology Solutions Corp..    700   58,030
              *Cogo Group, Inc......................  2,122   17,422
              *Coherent, Inc........................  1,388   86,764
               Cohu, Inc............................  1,100   15,851
               Communications Systems, Inc..........    400    6,360
              *CommVault Systems, Inc...............  1,000   39,390
               Computer Sciences Corp...............  2,660  135,607
              *Computer Task Group, Inc.............  1,200   17,820
              *Compuware Corp....................... 10,369  117,481
              *comScore, Inc........................    743   22,149
              *Comverge, Inc........................    500    1,930
              #*Concur Technologies, Inc............    900   52,083
              #*Constant Contact, Inc...............    231    6,401
              *Convergys Corp.......................  4,500   65,250
              *CoreLogic, Inc.......................  3,058   56,298
              *Corning, Inc......................... 30,100  630,294
              *Cray, Inc............................  1,500   10,080
              #*Cree, Inc...........................  1,200   48,888
              *CSG Systems International, Inc.......  1,300   27,612
              #CTC Media, Inc.......................  2,239   52,773
               CTS Corp.............................    893    9,814
              *Cymer, Inc...........................  1,600   76,976
              *Cypress Semiconductor Corp...........  1,500   32,640
               Daktronics, Inc......................  2,500   26,825
              *Datalink Corp........................    600    4,782
               DDi Corp.............................  1,300   12,493
              *DealerTrack Holdings, Inc............  1,400   31,444
              *Dell, Inc............................  4,249   65,902
              *Deltek, Inc..........................  1,382   10,365
              *DG FastChannel, Inc..................  1,500   54,885
              *Dice Holdings, Inc...................  2,600   47,658
              *Diebold, Inc.........................  2,900   98,020
              *Digi International, Inc..............  1,300   15,353
              *Digital River, Inc...................  1,700   55,318
              *Diodes, Inc..........................  1,500   51,330
              *Dolby Laboratories, Inc..............    250   12,515
              *Dot Hill Systems Corp................  3,000    8,850
              *DSP Group, Inc.......................  1,200    9,696
               DST Systems, Inc.....................  1,800   88,758
              *DTS, Inc.............................    400   17,624
              *Dynamics Research Corp...............    600    8,916
              #Earthlink, Inc.......................  4,100   33,702
              *eBay, Inc............................ 12,000  412,800
              #*Ebix, Inc...........................  1,700   38,845
              *Echelon Corp.........................  1,300   12,363
              *Echo Global Logistics, Inc...........  1,158   16,108
              *EchoStar Corp........................  2,056   76,236
               Electro Rent Corp....................  1,300   20,475
              *Electro Scientific Industries, Inc...  1,629   26,797

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
                                                          Shares   Value+
                                                          ------   -----

       Information Technology -- (Continued)
         *Electronic Arts, Inc.                            6,650 $134,197
         *Electronics for Imaging, Inc.                    2,222   39,907
         *EMC Corp.                                       16,550  469,027
         *EMCORE Corp.                                       800    2,088
         *EMS Technologies, Inc.                             100    2,526
         *Emulex Corp.                                     4,300   41,667
         *Entegris, Inc.                                   2,600   22,438
         #*Entropic Communications, Inc.                   1,253   10,976
         *Epicor Software Corp.                            2,800   35,000
          EPIQ Systems, Inc.                               2,100   29,883
         *ePlus, Inc.                                        300    8,295
         *Equinix, Inc.                                      297   29,896
         *Euronet Worldwide, Inc.                          2,600   48,750
         *Exar Corp.                                       2,200   13,442
         *ExlService Holdings, Inc.                        1,752   36,301
         *Extreme Networks                                 5,200   16,276
         *F5 Networks, Inc.                                  800   81,088
         #FactSet Research Systems, Inc.                     200   21,882
          Fair Isaac Corp.                                 1,700   50,796
         *Fairchild Semiconductor International, Inc.      7,300  153,081
         *FalconStor Software, Inc.                        2,300    9,798
         *Faro Technologies, Inc.                            900   38,853
         *FEI Co.                                          2,100   68,166
          Fidelity National Information Services, Inc.     6,311  208,894
         #*First Solar, Inc.                                 300   41,871
         *Fiserv, Inc.                                     4,216  258,483
          FLIR Systems, Inc.                                 400   14,088
         *FormFactor, Inc.                                 1,700   17,629
          Forrester Research, Inc.                         1,300   51,363
         *Fortinet, Inc.                                   1,300   63,310
         *Frequency Electronics, Inc.                        400    4,112
         *FSI International, Inc.                          1,863    8,570
         *Gartner Group, Inc.                                900   38,619
         *Gerber Scientific, Inc.                          1,100   10,516
         *Global Payments, Inc.                              300   15,972
         *Globecomm Systems, Inc.                          1,206   17,270
         *Google, Inc.                                       810  440,721
         *GSI Commerce, Inc.                                 894   26,167
         *GSI Technology, Inc.                             1,600   14,256
         #*GT Solar International, Inc.                    1,700   18,989
         *Guidance Software, Inc.                            500    3,995
         *Hackett Group, Inc.                              1,900    8,246
         *Harmonic, Inc.                                   2,000   16,560
          Heartland Payment Systems, Inc.                    858   17,126
          Hewlett-Packard Co.                             17,500  706,475
         *Hittite Microwave Corp.                            500   32,195
         *Hutchinson Technology, Inc.                        800    2,136
         *Hypercom Corp.                                   1,050   12,568
         *IAC/InterActiveCorp                              4,700  169,717
         *IEC Electronics Corp.                              450    3,897
          iGATE Corp.                                        900   15,264
         *iGo, Inc.                                        1,600    4,720
         *Ikanos Communications, Inc.                        390      491
         #*Imation Corp.                                   1,900   19,513
          Imergent, Inc.                                     100      670
         *Immersion Corp.                                  1,700   12,308
         *Infinera Corp.                                   4,900   38,318
         *Informatica Corp.                                  500   28,005
         *InfoSpace, Inc.                                    800    7,200
         *Ingram Micro, Inc. Class A                       7,850  147,030
         *Innodata Isogen, Inc.                              300      777

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
                                                     Shares   Value+
                                                     ------   -----

           Information Technology -- (Continued)....
             *Insight Enterprises, Inc..............  2,700 $ 46,332
             *Integral Systems, Inc.................    927   11,578
             *Integrated Device Technology, Inc.....  6,451   52,479
             *Integrated Silicon Solution, Inc......  1,278   12,345
              Intel Corp............................ 19,600  454,524
             *Intellicheck Mobilisa, Inc............  1,100    1,133
             *Interactive Intelligence, Inc.........    300   11,226
             #InterDigital, Inc.....................    900   41,661
             *Intermec, Inc.........................  2,500   28,700
             *Internap Network Services Corp........  2,900   23,461
             #International Business Machines Corp..  3,100  528,798
             *International Rectifier Corp..........  3,059  105,719
             #Intersil Corp. Class A................  6,500   96,005
             *Intevac, Inc..........................  1,100   13,453
             *Intuit, Inc...........................    600   33,336
             *iPass, Inc............................  2,100    2,919
             *IPG Photonics Corp....................  2,100  145,866
             #*Itron, Inc...........................  1,500   81,645
             *Ixia..................................  2,873   46,945
             *IXYS Corp.............................  1,428   22,648
             #*j2 Global Communications, Inc........  2,200   64,812
              Jabil Circuit, Inc....................  7,000  138,880
             *Jack Henry & Associates, Inc..........  1,000   33,970
             *JDA Software Group, Inc...............  1,128   36,965
             *JDS Uniphase Corp.....................  8,700  181,308
             *Juniper Networks, Inc.................  2,400   91,992
             *Kenexa Corp...........................  1,272   37,422
              Keynote Systems, Inc..................    878   18,737
             *KIT Digital, Inc......................  1,286   14,802
              KLA-Tencor Corp.......................  3,939  172,922
             *Knot, Inc. (The)......................  2,100   21,441
             *Kulicke & Soffa Industries, Inc.......  3,500   31,710
             *KVH Industries, Inc...................    700    9,170
             #*L-1 Identity Solutions, Inc..........  4,150   48,680
             *Lam Research Corp.....................    900   43,479
             *Lattice Semiconductor Corp............  5,500   37,345
             *Lawson Software, Inc..................  9,800  108,486
             *LeCroy Corp...........................    600    7,836
              Lender Processing Services, Inc.......    550   16,186
             *Lexmark International, Inc............  1,390   44,828
             *Limelight Networks, Inc...............  5,487   34,952
              Linear Technology Corp................  1,300   45,240
             *Lionbridge Technologies, Inc..........    178      600
             *Liquidity Services, Inc...............  1,527   29,700
              Littlefuse, Inc.......................  1,245   77,451
             *LoJack Corp...........................  1,205    5,519
             *LoopNet, Inc..........................  1,800   33,444
             *Loral Space & Communications, Inc.....    970   67,803
             *LSI Corp..............................  8,600   63,038
             *Magma Design Automation, Inc..........  1,800   11,448
             *Manhattan Associates, Inc.............  1,000   36,150
              Marchex, Inc..........................  1,400    9,884
             *Marvell Technology Group, Ltd.........  4,700   72,521
              MasterCard, Inc. Class A..............    100   27,589
             *Mattson Technology, Inc...............  2,200    5,104
             *Maxim Integrated Products, Inc........  6,465  176,753
              Maximus, Inc..........................    600   47,994
             *Maxwell Technologies, Inc.............    400    7,132
             *Measurement Specialties, Inc..........    900   31,302
             *MEMC Electronic Materials, Inc........ 12,600  149,058
             *MEMSIC, Inc...........................  1,034    3,609

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
                                                     Shares   Value+
                                                     ------   -----

            Information Technology -- (Continued)...
              *Mentor Graphics Corp.................  6,600 $ 97,350
               Methode Electronics, Inc.............  2,200   27,192
               Micrel, Inc..........................  3,000   38,430
              #Microchip Technology, Inc............    400   16,416
              *Micron Technology, Inc............... 18,600  209,994
              *MICROS Systems, Inc..................    504   26,218
              *Microsemi Corp.......................  3,700   87,320
               Microsoft Corp....................... 13,916  362,094
              *MicroStrategy, Inc...................    200   28,260
              *MIPS Technologies, Inc...............  1,300   10,816
               MKS Instruments, Inc.................  2,105   59,740
               ModusLink Global Solutions, Inc......  2,008   10,522
               Molex, Inc. Class A..................  3,453   77,762
              *MoneyGram International, Inc.........  3,800   15,048
              *Monolithic Power Systems, Inc........  1,008   17,116
              *Monotype Imaging Holdings, Inc.......  2,130   28,968
              #*MoSys, Inc..........................  1,400    8,666
              *Motorola Mobility Holdings, Inc......  2,500   65,150
              *Motorola Solutions, Inc..............  5,440  249,587
              #MTS Systems Corp.....................    800   35,416
              *Multi-Fineline Electronix, Inc.......    900   23,967
              *Nanometrics, Inc.....................    900   14,553
              *National Instruments Corp............  2,656   80,583
               National Semiconductor Corp..........  4,250  102,510
              *NCI, Inc. Class A....................    100    2,461
              *NCR Corp.............................    900   17,829
              *NetApp, Inc..........................    300   15,594
              *NETGEAR, Inc.........................  2,200   91,850
              *NetList, Inc.........................    900    2,133
              #*NetLogic Microsystems, Inc..........    800   34,504
              *NetScout Systems, Inc................  2,100   53,739
              #*NetSuite, Inc.......................    350   12,114
              *Network Equipment Technologies, Inc..  1,600    5,392
              *NeuStar, Inc.........................  3,500   94,115
              *Newport Corp.........................    200    3,746
               NIC, Inc.............................  1,550   19,925
              *Novatel Wireless, Inc................  1,800   11,160
              *Novellus Systems, Inc................  3,800  121,980
              #*Nuance Communications, Inc..........  6,900  142,830
              *NumereX Corp. Class A................    800    7,792
              *Nvidia Corp..........................    400    8,000
              #*Oclaro, Inc.........................  1,840   20,636
              *OmniVision Technologies, Inc.........  2,680   90,048
              *ON Semiconductor Corp................  3,380   35,524
              *Online Resources Corp................  1,500    5,730
              *OpenTable, Inc.......................    400   44,516
              *Openwave Systems, Inc................  3,900    8,190
              *Oplink Communications, Inc...........  1,100   21,780
               OPNET Technologies, Inc..............  1,300   50,908
              *Opnext, Inc..........................  1,600    3,776
               Oracle Corp.......................... 14,200  511,910
              *Orbcomm, Inc.........................    750    2,325
              *OSI Systems, Inc.....................  1,000   38,390
              *Parametric Technology Corp...........  2,800   67,956
               Park Electrochemical Corp............  1,100   35,167
              #Paychex, Inc.........................  1,000   32,710
              *PC Connection, Inc...................  1,700   15,096
              *PC Mall, Inc.........................    700    6,839
              *PC-Tel, Inc..........................    700    5,110
              *PDF Solutions, Inc...................  1,200    7,584
               Pegasystems, Inc.....................     34    1,262

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
                                                      Shares   Value+
                                                      ------   -----

           Information Technology -- (Continued).....
             *Perceptron, Inc........................    300 $  1,878
             *Perficient, Inc........................  1,600   19,984
             *Pericom Semiconductor Corp.............  1,300   11,817
             *Pervasive Software, Inc................    800    5,440
             *Photronics, Inc........................  3,100   27,063
             *Planar Systems, Inc....................    900    2,241
              Plantronics, Inc.......................  1,300   48,191
             *Plexus Corp............................    600   21,894
             #*PLX Technology, Inc...................  1,700    5,831
             *PMC-Sierra, Inc........................  4,900   39,298
             *Polycom, Inc...........................  2,100  125,643
              Power Integrations, Inc................    700   28,238
             #*Power-One, Inc........................  2,951   24,375
             *Presstek, Inc..........................    800    1,456
             *Progress Software Corp.................  4,100  121,565
             *PROS Holdings, Inc.....................    933   14,629
              Pulse Electronics Corp.................  1,100    6,578
              QAD, Inc. Class A......................    642    7,011
              QAD, Inc. Class B......................    160    1,669
             *QLogic Corp............................  2,400   43,152
              QUALCOMM, Inc..........................  5,300  301,252
             *Quantum Corp...........................  9,000   28,620
             *Quest Software, Inc....................  4,400  113,344
             *QuinStreet, Inc........................    212    3,833
             *Rackspace Hosting, Inc.................    100    4,619
             *Radiant Systems, Inc...................  1,300   25,896
             *RadiSys Corp...........................  1,330   11,717
             *Rambus, Inc............................  1,600   31,840
             *Ramtron International Corp.............  1,300    4,160
             *RealNetworks, Inc......................  6,629   24,527
             *Red Hat, Inc...........................  1,800   85,446
              Renaissance Learning, Inc..............    700    8,393
             *RF Micro Devices, Inc.................. 14,695   97,869
              Richardson Electronics, Ltd............    600    8,088
             *RightNow Technologies, Inc.............    737   26,665
              Rimage Corp............................    500    7,480
             #*Riverbed Technology, Inc..............  2,600   91,364
             *Rofin-Sinar Technologies, Inc..........  1,391   60,244
             *Rogers Corp............................    900   37,368
             #*Rovi Corp.............................  3,178  154,324
             #*Rubicon Technology, Inc...............    107    3,051
             *Rudolph Technologies, Inc..............  1,700   19,227
             *S1 Corp................................  2,700   18,549
             *Saba Software, Inc.....................  1,400   14,210
             #*Salesforce.com, Inc...................    500   69,300
             *Sandisk Corp...........................  1,900   93,366
             *Sanmina-SCI Corp.......................  1,100   12,892
             *Sapient Corp...........................  4,000   50,500
             *SAVVIS, Inc............................    948   37,313
             *ScanSource, Inc........................  1,500   53,655
             *SeaChange International, Inc...........  1,700   18,207
             *Seagate Technology..................... 11,500  202,630
             *Semtech Corp...........................  2,500   70,175
             *ShoreTel, Inc..........................  2,000   20,900
             *Sigma Designs, Inc.....................  1,800   22,968
             *Silicon Graphics International Corp....  1,400   25,732
             *Silicon Image, Inc.....................  3,000   24,960
             *Silicon Laboratories, Inc..............    800   34,864
             *Skyworks Solutions, Inc................  5,200  163,592
             *Smart Modular Technologies (WWH), Inc..  3,400   31,076
             *Smith Micro Software, Inc..............  2,100   16,212

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
                                                          Shares   Value+
                                                          ------   -----

      Information Technology -- (Continued)..............
        *SolarWinds, Inc................................. 1,900  $ 46,037
        *Solera Holdings, Inc............................ 1,400    77,000
        *Sonus Networks, Inc............................. 2,400     9,456
        #*Sourcefire, Inc................................   500    13,310
        *Spansion, Inc. Class A.......................... 3,500    68,950
        *Spectrum Control, Inc...........................   700    13,923
        *SRA International, Inc..........................   600    18,594
        *SRS Labs, Inc...................................   700     5,705
        *SS&C Technologies Holdings, Inc.................   400     8,160
         Stamps.com, Inc.................................   700     9,464
        *Standard Microsystems Corp...................... 1,200    32,580
        *StarTek, Inc....................................   700     3,808
        #*STEC, Inc...................................... 1,200    25,104
        #*Stratasys, Inc.................................   600    32,310
        *SuccessFactors, Inc............................. 1,497    51,901
        #*SunPower Corp. Class A......................... 1,100    23,947
        *Supertex, Inc...................................   628    13,559
        *Support.com, Inc................................ 2,850    16,330
        *Sycamore Networks, Inc.......................... 1,524    37,338
        *Symantec Corp................................... 5,800   113,970
        *Symmetricom, Inc................................ 2,339    14,268
        #*Synaptics, Inc.................................   800    22,736
        *SYNNEX Corp..................................... 2,000    67,060
        *Synopsys, Inc................................... 4,096   112,189
         Syntel, Inc.....................................   700    38,276
        *Taleo Corp......................................   583    21,145
         TE Connectivity, Ltd............................ 3,400   121,890
        *Tech Data Corp.................................. 2,450   130,168
        *TechTarget, Inc................................. 1,712    14,792
        *Tekelec......................................... 2,200    18,370
        *TeleCommunication Systems, Inc.................. 2,300    10,603
        *TeleTech Holdings, Inc.......................... 3,600    71,532
         Tellabs, Inc.................................... 3,300    16,236
         Telular Corp....................................   500     3,495
        *Teradata Corp................................... 1,350    75,492
        *Teradyne, Inc................................... 3,700    59,570
         Tessco Technologies, Inc........................   300     3,537
        *Tessera Technologies, Inc....................... 1,300    25,688
         Texas Instruments, Inc.......................... 7,000   248,710
         TheStreet.com, Inc.............................. 1,500     5,400
        #*THQ, Inc....................................... 3,100    12,524
        *TIBCO Software, Inc............................. 5,404   162,066
        *TNS, Inc........................................   734    12,060
        *Tollgrade Communications, Inc...................   400     4,036
         Total System Services, Inc...................... 4,819    90,838
        *Trident Microsystems, Inc....................... 1,500     1,515
        #*Trimble Navigation, Ltd........................   900    42,156
        *Triquint Semiconductor, Inc..................... 4,400    60,588
        *TTM Technologies, Inc........................... 1,400    26,768
        *Tyler Technologies, Inc.........................   600    14,874
        *Ultimate Software Group, Inc....................    77     4,312
        *Ultra Clean Holdings, Inc.......................   900    10,341
        *Ultratech, Inc.................................. 1,400    43,834
        *Unisys Corp.....................................    80     2,374
         United Online, Inc.............................. 4,000    26,400
        #*Universal Display Corp.........................   600    32,964
        #*ValueClick, Inc................................ 4,622    77,418
        *Varian Semiconductor Equipment Associates, Inc.. 1,300    54,509
        #*Veeco Instruments, Inc......................... 1,900    97,147
        *VeriFone Systems, Inc........................... 1,500    82,230
         VeriSign, Inc...................................   800    29,568

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
                                                    Shares      Value+
                                                    ------      -----

          Information Technology -- (Continued)....
            *Viasystems Group, Inc.................    804 $    20,992
            #Virnetx Holding Corp..................  1,600      40,560
            *Virtusa Corp..........................  1,400      26,124
             Visa, Inc.............................  3,750     292,950
            #*Vishay Intertechnology, Inc..........  4,700      89,676
            *VistaPrint NV.........................    400      21,760
            *VMware, Inc. Class A..................    400      38,172
            *Vocus, Inc............................    700      20,741
            *Volterra Semiconductor Corp...........    800      21,032
             Wayside Technology Group, Inc.........    200       2,810
            *Web.com Group, Inc....................  1,400      22,092
            #*WebMD Health Corp....................    200      11,574
            *Websense, Inc.........................    649      16,738
            *Westell Technologies, Inc.............  1,300       4,680
            *Western Digital Corp..................  3,832     152,514
             Western Union Co. (The)...............  2,000      42,500
            *Wright Express Corp...................  1,800     101,394
             Xerox Corp............................ 17,194     173,487
             Xilinx, Inc...........................  1,000      34,860
            *X-Rite, Inc...........................  4,180      20,524
            *Yahoo!, Inc........................... 22,517     399,677
            *Zebra Technologies Corp. Class A......  1,700      66,793
            *Zix Corp..............................  1,800       5,940
            *Zoran Corp............................  2,500      26,175
            *Zygo Corp.............................    900      13,455
                                                           -----------
          Total Information Technology.............         26,205,156
                                                           -----------

          Materials -- (5.3%)......................
             A. Schulman, Inc......................  1,500      37,980
            *A.M. Castle & Co......................  1,300      24,544
            *AEP Industries, Inc...................    400      12,132
             Air Products & Chemicals, Inc.........  1,300     124,176
             Airgas, Inc...........................    700      48,615
            #AK Steel Holding Corp.................  5,900      95,875
             Albemarle Corp........................    900      63,495
             Alcoa, Inc............................ 20,500     348,500
            #Allegheny Technologies, Inc...........  1,950     140,400
            *Allied Nevada Gold Corp...............    871      37,505
            #AMCOL International Corp..............  1,500      55,830
            *American Pacific Corp.................    300       1,851
             American Vanguard Corp................  1,300      11,596
            *AptarGroup, Inc.......................  1,689      88,588
            *Arabian American Development Co.......  1,000       4,080
             Arch Chemicals, Inc...................  1,200      46,404
             Ashland, Inc..........................  3,155     195,862
             Balchem Corp..........................    800      31,752
             Ball Corp.............................  1,000      37,310
             Bemis Co., Inc........................  5,700     178,638
            #Boise, Inc............................  4,300      42,226
             Buckeye Technologies, Inc.............  2,000      56,320
             Cabot Corp............................  1,643      73,689
            *Calgon Carbon Corp....................  2,200      37,752
             Carpenter Technology Corp.............  1,700      87,142
            *Celanese Corp. Class A................  1,100      54,912
            *Century Aluminum Co...................  4,600      91,908
             CF Industries Holdings, Inc...........    247      34,963
            *Clearwater Paper Corp.................    700      54,936
             Cliffs Natural Resources, Inc.........  1,900     178,068
            *Coeur d'Alene Mines Corp..............  5,400     171,234
             Commercial Metals Co..................  6,051     101,415
             Compass Minerals International, Inc...    400      39,044

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
                                                         Shares   Value+
                                                         ------   -----

       Materials -- (Continued).........................
         *Contango ORE, Inc.............................     20 $    348
         *Crown Holdings, Inc...........................  1,600   59,840
          Cytec Industries, Inc.........................  2,600  152,568
          Deltic Timber Corp............................    700   47,460
          Domtar Corp...................................  1,542  143,437
          Dow Chemical Co. (The)........................ 10,559  432,813
          E.I. du Pont de Nemours & Co..................  3,000  170,370
         #Eagle Materials, Inc..........................  2,600   75,634
          Ecolab, Inc...................................    400   21,104
         *Ferro Corp....................................  1,600   24,000
          FMC Corp......................................    300   26,484
          Freeport-McMoRan Copper & Gold, Inc. Class B..  4,200  231,126
          Friedman Industries, Inc......................    400    4,240
         #*General Moly, Inc............................  2,763   14,147
         *Georgia Gulf Corp.............................     16      630
         *Golden Minerals, Co...........................    900   18,000
         *Graham Packaging Co., Inc.....................    506   11,638
         *Graphic Packaging Holding Co..................  1,373    7,538
          Greif, Inc. Class A...........................  1,500   93,150
          Greif, Inc. Class B...........................    148    8,615
          H.B. Fuller Co................................  1,800   39,330
          Hawkins, Inc..................................    550   25,872
          Haynes International, Inc.....................    600   32,424
         *Headwaters, Inc...............................  3,100   16,926
         *Hecla Mining Co............................... 13,000  122,330
         *Horsehead Holding Corp........................  1,500   23,655
          Huntsman Corp................................. 13,425  279,911
          Innophos Holdings, Inc........................  1,200   55,608
         *Innospec, Inc.................................  1,300   48,958
          International Flavors & Fragrances, Inc.......    600   38,112
          International Paper Co........................  6,800  209,984
          Kaiser Aluminum Corp..........................  1,000   50,110
         *KapStone Paper & Packaging Corp...............  2,300   39,974
          KMG Chemicals, Inc............................    700   14,413
          Koppers Holdings, Inc.........................    600   27,438
          Kronos Worldwide, Inc.........................    976   60,083
         *Landec Corp...................................  1,500    9,720
         *Louisiana-Pacific Corp........................  7,550   70,215
         *LSB Industries, Inc...........................  1,300   52,455
         *Lubrizol Corp.................................    500   67,260
         #Martin Marietta Materials, Inc................  2,300  209,737
         *Materion Corp.................................  1,100   45,936
          MeadWestavco Corp.............................  6,700  225,723
         *Mercer International, Inc.....................  1,700   20,689
          Minerals Technologies, Inc....................    900   61,200
          Monsanto Co...................................    820   55,793
         #*Mosaic Co. (The).............................  1,000   74,860
          Myers Industries, Inc.........................  1,854   19,782
          Nalco Holding Co..............................  1,300   37,973
          Neenah Paper, Inc.............................    808   18,851
          NewMarket Corp................................    500   92,160
         #Newmont Mining Corp...........................  3,900  228,579
          NL Industries, Inc............................  2,700   38,448
          Nucor Corp....................................  6,300  295,848
          Olin Corp.....................................  2,003   51,557
          Olympic Steel, Inc............................    500   14,685
         *OM Group, Inc.................................  1,700   61,608
         *Omnova Solutions, Inc.........................  1,002    8,517
         *Owens-Illinois, Inc...........................  3,616  107,287
          P.H. Glatfelter Co............................  1,500   20,400
          Packaging Corp. of America....................  4,700  134,091

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
                                                       Shares      Value+
                                                       ------      -----

       Materials -- (Continued)......................
         *Penford Corp...............................     590 $     3,310
          PolyOne Corp...............................   3,900      56,472
          PPG Industries, Inc........................     983      93,061
          Praxair, Inc...............................     600      63,852
          Quaker Chemical Corp.......................     700      31,626
          Reliance Steel & Aluminum Co...............   2,440     138,128
         #Rock-Tenn Co. Class A......................   1,800     124,326
         *Rockwood Holdings, Inc.....................   2,400     136,176
          Royal Gold, Inc............................   3,200     195,136
         *RPM International, Inc.....................   4,300     101,050
         *RTI International Metals, Inc..............   1,700      54,298
         #Schnitzer Steel Industries, Inc. Class A...   1,600      99,312
          Scotts Miracle-Gro Co. Class A (The).......     700      39,529
          Sealed Air Corp............................   3,300      85,041
          Sensient Technologies Corp.................   2,800     106,092
         #Sherwin-Williams Co........................     900      74,061
          Sigma-Aldrich Corp.........................   1,000      70,580
          Silgan Holdings, Inc.......................   1,000      45,860
         *Solutia, Inc...............................   2,807      73,964
         #*Sonoco Products Co........................   3,463     119,681
         *Southern Copper Corp.......................   2,166      81,138
         *Spartech Corp..............................     700       4,998
          Steel Dynamics, Inc........................   2,400      43,656
          Stepan Co..................................     600      43,182
         #*Stillwater Mining Co......................   4,900     111,769
          Temple-Inland, Inc.........................   5,346     125,791
          Texas Industries, Inc......................   1,600      67,472
         *Titanium Metals Corp.......................   4,300      86,129
         *U.S. Gold Corp.............................   1,655      15,557
         *United States Lime & Minerals, Inc.........     400      16,544
         #United States Steel Corp...................   3,800     181,298
         *Universal Stainless & Alloy Products, Inc..     400      14,500
          Valhi, Inc.................................   1,429      45,214
          Valspar Corp...............................   1,501      59,004
         #Vulcan Materials Co........................   5,100     230,520
         *Walter Energy, Inc.........................     550      76,021
          Wausau Paper Corp..........................   2,200      14,850
          Westlake Chemical Corp.....................   2,800     183,820
         #Weyerhaeuser Co............................   6,062     139,487
          Worthington Industries, Inc................   3,300      71,181
         *WR Grace & Co..............................   1,400      63,504
          Zep, Inc...................................   1,200      22,800
         *Zoltek Cos., Inc...........................   1,900      24,415
                                                              -----------
       Total Materials...............................          10,694,791
                                                              -----------

       Other -- (0.0%)...............................
        .#*Atlas Energy, Inc. Escrow Shares..........   3,850          --
         .*J. Crew Group, Inc. Escrow Shares.........     300          --
                                                              -----------
       Total Other...................................                  --
                                                              -----------

       Telecommunication Services -- (3.9%)..........
          AboveNet, Inc..............................     400      26,700
         #Alaska Communications Systems Group, Inc...     500       4,835
         *American Tower Corp........................   1,800      94,158
          AT&T, Inc.................................. 121,804   3,790,540
          Atlantic Tele-Network, Inc.................     700      25,711
         *Cbeyond, Inc...............................   1,500      19,140
          CenturyLink, Inc...........................   5,550     226,329
         *Cincinnati Bell, Inc.......................   4,900      14,651
         *Cogent Communications Group, Inc...........   1,694      24,580
         #Consolidated Communications Holdings, Inc..   1,200      22,068

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
                                                         Shares     Value+
                                                         ------     -----

      Telecommunication Services -- (Continued).........
        *Crown Castle International Corp................  1,300 $   55,718
        *FiberTower Corp................................  2,000      2,700
        #Frontier Communications Corp...................  9,602     79,409
        *General Communications, Inc. Class A...........  2,700     31,050
        *Global Crossing, Ltd...........................  1,440     33,667
         HickoryTech Corp...............................    300      2,850
        *Hughes Communications, Inc.....................  1,300     77,805
         IDT Corp. Class B..............................    800     23,192
        *Leap Wireless International, Inc...............  1,200     17,808
        *MetroPCS Communications, Inc................... 13,411    225,707
        *Neutral Tandem, Inc............................    900     13,761
        *NII Holdings, Inc..............................  4,101    170,520
         NTELOS Holdings Corp...........................  1,800     35,514
        *PAETEC Holding Corp............................  4,600     16,560
        *Premiere Global Services, Inc..................  1,500     11,865
        *SBA Communications Corp........................  1,200     46,356
         Shenandoah Telecommunications Co...............  1,349     25,388
        *Sprint Nextel Corp............................. 43,700    226,366
        *SureWest Communications........................    480      6,994
         Telephone & Data Systems, Inc..................  2,600     87,256
         Telephone & Data Systems, Inc. Special Shares..  2,400     69,960
        *tw telecom, inc................................  2,350     50,619
        *United States Cellular Corp....................  1,300     64,012
         USA Mobility, Inc..............................  1,200     18,540
         Verizon Communications, Inc.................... 56,696  2,141,975
         Windstream Corp................................  1,641     21,021
                                                                ----------
      Total Telecommunication Services..................         7,805,325
                                                                ----------

      Utilities -- (2.3%)...............................
        *AES Corp....................................... 31,396    415,683
        #*AGL Resources, Inc............................  1,600     66,416
         ALLETE, Inc....................................  1,200     48,588
        *Alliant Energy Corp............................    500     19,770
         Ameren Corp....................................    500     14,655
         American Electric Power Co., Inc...............  1,000     36,480
         American States Water Co.......................    700     24,437
        *American Water Works Co., Inc..................    585     17,187
        *Aqua America, Inc..............................  1,000     22,550
         Artesian Resources Corp........................    200      3,908
         Atmos Energy Corp..............................  1,264     44,101
         Avista Corp....................................    700     17,045
        #Black Hills Corp...............................    300     10,425
        #*Cadiz, Inc....................................    300      3,735
         California Water Service Group.................    600     22,632
        *Calpine Corp...................................  5,900     98,825
         CenterPoint Energy, Inc........................  1,700     31,620
         Central Vermont Public Service Corp............    500     11,705
         CH Energy Group, Inc...........................    600     32,172
         Chesapeake Utilities Corp......................    300     12,837
         Cleco Corp.....................................  1,100     38,610
         CMS Energy Corp................................  2,400     47,520
         Connecticut Water Services, Inc................    400     10,296
         Consolidated Edison, Inc.......................  1,605     83,653
         Consolidated Water Co., Ltd....................    200      1,962
         Constellation Energy Group, Inc................  1,700     61,914
        #Dominion Resources, Inc........................  1,800     83,556
        #*DPL, Inc......................................    900     27,261
         DTE Energy Co..................................  1,200     60,636
         Duke Energy Corp...............................  7,200    134,280
        #*Dynegy, Inc...................................    160      1,014
         Edison International, Inc......................  2,985    117,221

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
                                                      Shares   Value+
                                                      ------   -----

           Utilities -- (Continued)..................
             *El Paso Electric Co....................    800 $ 24,784
             #Empire District Electric Co............  1,100   24,684
             *Energen Corp...........................    758   49,278
              Entergy Corp...........................    600   41,832
              EQT Corp...............................  1,100   57,871
              Exelon Corp............................  1,700   71,655
              FirstEnergy Corp.......................    800   31,968
              Gas Natural, Inc.......................    200    2,244
             *GenOn Energy, Inc...................... 22,687   89,160
              Great Plains Energy, Inc...............  2,400   49,392
             #*Hawaiian Electric Industries, Inc.....  1,334   34,004
              IDACORP, Inc...........................  1,900   74,499
             #Integrys Energy Group, Inc.............    400   20,944
              ITC Holdings Corp......................  1,260   89,372
             #Laclede Group, Inc.....................    900   34,533
              MDU Resources Group, Inc...............    500   11,945
              MGE Energy, Inc........................    700   29,407
              Middlesex Water Co.....................    600   11,328
              National Fuel Gas Co...................    800   58,640
              New Jersey Resources Corp..............  1,700   74,426
              NextEra Energy, Inc....................  1,600   90,512
              Nicor, Inc.............................    500   27,715
             #NiSource, Inc..........................  1,800   35,010
              Northeast Utilities, Inc...............  1,200   42,720
              Northwest Natural Gas Co...............    877   40,552
              NorthWestern Corp......................    800   26,040
             *NRG Energy, Inc........................  2,500   60,500
             *NSTAR..................................    500   23,150
              NV Energy, Inc.........................  5,400   82,026
             *OGE Energy Corp........................    900   47,853
              Oneok, Inc.............................    715   50,007
             #Ormat Technologies, Inc................  2,200   54,780
              Otter Tail Corp........................    900   21,042
              Pennichuck Corp........................    100    2,833
             #Pepco Holdings, Inc....................  1,500   28,905
              PG&E Corp..............................  1,700   78,336
             #Piedmont Natural Gas Co................  1,736   55,118
              Pinnacle West Capital Corp.............    650   28,204
              PNM Resources, Inc.....................  2,000   30,660
              Portland General Electric Co...........  1,100   27,456
              PPL Corp...............................  1,100   30,173
              Progress Energy, Inc...................  1,100   52,195
              Public Service Enterprise Group, Inc...  6,601  212,354
              Questar Corp...........................  2,800   49,196
             #SCANA Corp.............................  1,000   41,520
              Sempra Energy..........................  1,100   60,610
              SJW Corp...............................  1,000   23,240
             #South Jersey Industries, Inc...........  1,100   63,195
              Southern Co............................  4,558  177,944
              Southwest Gas Corp.....................  1,500   59,655
             *Synthesis Energy Systems, Inc..........    800    3,208
              TECO Energy, Inc.......................  1,700   32,759
              UGI Corp...............................  2,900   96,570
              UIL Holdings Corp......................    925   29,434
              UniSource Energy Corp..................    700   25,991
              Unitil Corp............................    400   10,104
             *Vectren Corp...........................  1,548   44,242
             #Westar Energy, Inc.....................  2,200   59,862
              WGL Holdings, Inc......................    900   35,568
              Wisconsin Energy Corp..................  1,570   49,000
              Xcel Energy, Inc.......................  1,700   41,361

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
                                                                                           Shares       Value+
                                                                                           ------       -----

Utilities -- (Continued)..............................................................
   York Water Co......................................................................        400 $      6,984
                                                                                                  ------------
Total Utilities.......................................................................               4,563,244
                                                                                                  ------------
TOTAL COMMON STOCKS...................................................................             176,536,118
                                                                                                  ------------
RIGHTS/WARRANTS -- (0.0%).............................................................
  .*Macatawa Bank Corp. Rights........................................................        700           --
                                                                                                  ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)..................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares................    780,069      780,069
                                                                                                  ------------

                                                                                          Shares/
                                                                                             Face
                                                                                           Amount
                                                                                           ------
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.5%)..............................................
(S)@DFA Short Term Investment Fund.................................................... 22,962,533   22,962,533
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $67,761
  FNMA 3.500%, 02/01/26, valued at $68,131) to be repurchased at $66,146                      $66       66,146
                                                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL...................................................              23,028,679
                                                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $162,980,915)..................................................................            $200,344,866
                                                                                                  ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares   Value+
                                                         ------   -----

        COMMON STOCKS -- (88.5%)........................
        Consumer Discretionary -- (11.8%)...............
          *1-800-FLOWERS.COM, Inc.......................   900  $  3,015
          *99 Cents Only Stores......................... 1,500    30,240
          #Aaron's, Inc................................. 1,500    43,185
          #Abercrombie & Fitch Co....................... 1,100    77,880
          *AC Moore Arts & Crafts, Inc..................   300       816
           Advance Auto Parts, Inc......................   600    39,276
          *Aeropostale, Inc.............................   900    22,977
          *AH Belo Corp.................................   200     1,664
          *Amazon.com, Inc.............................. 1,800   353,700
           Ambassadors Group, Inc.......................   200     2,016
          #*American Apparel, Inc....................... 1,450     2,102
          *American Axle & Manufacturing Holdings, Inc.. 1,500    19,200
           American Eagle Outfitters, Inc............... 3,050    47,458
          *America's Car-Mart, Inc......................   200     4,896
          #*Amerigon, Inc...............................   600    10,230
          #*ANN, Inc.................................... 1,272    39,699
           Arbitron, Inc................................   600    23,208
          *Arctic Cat, Inc..............................   300     5,037
          *Asbury Automotive Group, Inc.................   700    12,110
          *Ascena Retail Group, Inc..................... 1,441    45,089
          *Audiovox Corp. Class A.......................   600     4,428
          #*AutoNation, Inc............................. 2,800    94,948
          #*Bally Technologies, Inc.....................   400    15,596
          #Barnes & Noble, Inc.......................... 1,400    15,386
          *Bassett Furniture Industries, Inc............   100       897
          #*Beazer Homes USA, Inc....................... 3,200    14,912
           bebe stores, Inc............................. 1,600    10,752
          *Bed Bath & Beyond, Inc....................... 1,900   106,628
          *Belo Corp.................................... 1,800    15,210
          #Best Buy Co., Inc............................ 2,300    71,806
           Big 5 Sporting Goods Corp....................   400     4,780
          *Big Lots, Inc................................ 1,700    69,887
          *Biglari Holdings, Inc........................    15     6,559
          #*BJ's Restaurants, Inc.......................   300    14,085
          #*Blue Nile, Inc..............................   100     5,700
           Blyth, Inc...................................   150     7,071
          #*Bon-Ton Stores, Inc. (The)..................   800    11,104
           Books-A-Million, Inc.........................   500     2,310
          #*BorgWarner, Inc............................. 2,900   223,996
          #*Boyd Gaming Corp............................   700     6,258
           Brinker International, Inc................... 1,700    40,953
          *Brookfield Residential Properties, Inc.......   688     8,497
          #Brown Shoe Co., Inc..........................   700     8,855
          #Brunswick Corp...............................   313     7,315
          #Buckle, Inc..................................   750    34,117
          *Build-A-Bear-Workshop, Inc...................   500     3,065
          *Cabela's, Inc................................ 1,600    40,864
           Cablevision Systems Corp..................... 2,300    81,029
          *Cache, Inc...................................   200     1,148
           Callaway Golf Co............................. 1,600    11,328
          *Cambium Learning Group, Inc..................   900     3,096
          #*Capella Education Co........................   100     4,960
          #*Career Education Corp.......................   700    15,267
          *Caribou Coffee Co., Inc......................   300     2,826
          *CarMax, Inc.................................. 3,400   117,980
          *Carmike Cinemas, Inc.........................   400     2,904
           Carnival Corp................................ 1,500    57,105
           *Carriage Services, Inc......................   200     1,280

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U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                         Shares   Value+
                                                         ------   -----

        Consumer Discretionary -- (Continued)...........
          *Carrols Restaurant Group, Inc................    400 $  3,904
          *Carter's, Inc................................  1,400   43,288
          *Casual Male Retail Group, Inc................    900    3,798
           Cato Corp. Class A...........................    500   12,755
          #*Cavco Industries, Inc.......................    100    4,648
           CBS Corp. Class A............................    300    7,605
           CBS Corp. Class B............................  5,561  140,248
           CEC Entertainment, Inc.......................    100    3,783
          *Charming Shoppes, Inc........................  2,300   10,419
          *Cheesecake Factory, Inc......................    500   14,710
           Chico's FAS, Inc.............................  3,100   45,353
          *Children's Place Retail Stores, Inc. (The)...    600   31,902
          #Choice Hotels International, Inc.............    500   18,690
           Christopher & Banks Corp.....................    600    3,690
           Churchill Downs, Inc.........................    100    4,171
           Cinemark Holdings, Inc.......................  4,200   85,386
          *Citi Trends, Inc.............................    400    8,904
          *Clear Channel Outdoor Holdings, Inc. Class A.    600    8,256
           Coach, Inc...................................  1,900  113,639
          #*Coinstar, Inc...............................    200   10,796
          *Coldwater Creek, Inc.........................  2,800    8,540
          #*Collective Brands, Inc......................  1,700   35,700
          #Columbia Sportswear Co.......................    800   54,392
           Comcast Corp. Class A........................ 23,731  622,701
           Comcast Corp. Special Class A................  9,200  225,860
          #*Conn's, Inc.................................    565    3,701
           Cooper Tire & Rubber Co......................  1,400   37,772
          *Core-Mark Holding Co., Inc...................    200    6,702
          #*Corinthian Colleges, Inc....................  2,200    9,790
           Cracker Barrel Old Country Store, Inc........    200   10,246
          *Crocs, Inc...................................  1,700   34,187
          *Crown Media Holdings, Inc....................  1,413    3,094
          *Culp, Inc....................................    400    4,032
          #*Cumulus Media, Inc..........................    100      465
          *Dana Holding Corp............................  2,200   39,974
           Darden Restaurants, Inc......................  1,100   51,667
          *Deckers Outdoor Corp.........................  1,500  127,290
          *dELiA*s, Inc.................................    400      708
           Destination Maternity Corp...................    400    9,348
           DeVry, Inc...................................    200   10,580
          #*Dick's Sporting Goods, Inc..................  1,600   65,488
          #Dillard's, Inc. Class A......................  1,500   72,030
          *DineEquity, Inc..............................    100    4,997
          *DIRECTV Class A..............................  5,852  284,349
          *Discovery Communications, Inc. Class A.......  2,400  106,224
          *Discovery Communications, Inc. Class C.......  2,514   99,202
          *DISH Network Corp............................  1,900   47,576
          *Dolan Media Co...............................  1,300   15,301
          *Dollar Tree, Inc.............................  1,200   69,000
          *Dorman Products, Inc.........................    400   15,600
           DR Horton, Inc...............................  6,900   85,836
          *DreamWorks Animation SKG, Inc................  1,100   29,139
          #Drew Industries, Inc.........................    500   12,035
          #*drugstore.com, Inc..........................  1,900    7,182
          #*DSW, Inc....................................    400   18,992
          #*Eastman Kodak Co............................  5,800   16,124
           Einstein Noah Restaurant Group, Inc..........    300    4,848
          *Emerson Radio Corp...........................    900    2,178
          *Entercom Communications Corp.................    500    5,285
          #Ethan Allen Interiors, Inc...................    400    9,636
          #*EW Scripps Co. Class A (The)................    866    8,227

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U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                      Shares   Value+
                                                      ------   -----

           Consumer Discretionary -- (Continued).....
             #Family Dollar Stores, Inc..............    600 $ 32,526
             *Federal-Mogul Corp.....................  3,076   81,514
              Finish Line, Inc. Class A..............  1,000   21,490
             *Fisher Communications, Inc.............    400   12,100
              Foot Locker, Inc.......................  4,651  100,090
             *Ford Motor Co.......................... 27,300  422,331
              Fortune Brands, Inc....................    615   40,024
             *Fossil, Inc............................  1,050  100,569
              Fred's, Inc............................  1,000   13,960
             #*Fuel Systems Solutions, Inc...........    400   11,890
             *Full House Resorts, Inc................    300    1,200
             *Furniture Brands International, Inc....    400    1,936
              Gaiam, Inc.............................    700    4,165
             #*GameStop Corp. Class A................  1,500   38,520
             #Gannett Co., Inc.......................  4,700   70,782
              Gap, Inc...............................  5,100  118,524
             #*Garmin, Ltd...........................  2,200   75,306
             *Gentex Corp............................  3,200  100,320
             #Genuine Parts Co.......................  1,307   70,186
             *G-III Apparel Group, Ltd...............    400   17,944
             *Global Traffic Network, Inc............    450    6,044
             *Goodyear Tire & Rubber Co..............  1,700   30,855
             *Grand Canyon Education, Inc............    200    2,892
             *Gray Television, Inc...................    800    2,232
              Group 1 Automotive, Inc................    400   17,216
              Guess?, Inc............................    900   38,691
             *Hanesbrands, Inc.......................  1,500   48,765
              Harley-Davidson, Inc...................  1,950   72,657
              Harman International Industries, Inc...    900   43,677
              Harte-Hanks, Inc.......................  2,000   18,580
             #Hasbro, Inc............................  1,000   46,840
              Haverty Furniture Cos., Inc............    300    3,930
             *Heelys, Inc............................    400      876
             *Helen of Troy, Ltd.....................    600   18,672
             #*hhgregg, Inc..........................    700    8,652
             *Hibbett Sporting Goods, Inc............    600   22,668
             #Hillenbrand, Inc.......................    500   11,460
              Home Depot, Inc........................ 12,800  475,392
              Hooker Furniture Corp..................    300    3,732
              Hot Topic, Inc.........................    800    5,368
             *Hovnanian Enterprises, Inc.............    400    1,284
             *HSN, Inc...............................  1,080   35,834
             *Hyatt Hotels Corp. Class A.............    300   13,293
             *Iconix Brand Group, Inc................  1,500   36,735
              International Game Technology..........    700   12,383
              International Speedway Corp............    300    9,180
              Interpublic Group of Cos., Inc. (The)..  8,900  104,575
             *Interval Leisure Group, Inc............    500    8,035
             *iRobot Corp............................    500   17,710
             *Isle of Capri Casinos, Inc.............    300    2,862
             #*ITT Educational Services, Inc.........    200   14,346
              J.C. Penney Co., Inc...................  5,500  211,475
             *Jack in the Box, Inc...................    400    8,260
             #*Jackson Hewitt Tax Service, Inc.......    200      104
             #*JAKKS Pacific, Inc....................    600   12,624
              Jarden Corp............................    500   18,195
              Johnson Controls, Inc..................  7,300  299,373
              Jones Group, Inc. (The)................  1,400   19,082
             #*Jos. A. Bank Clothiers, Inc...........    600   31,452
             *Journal Communications, Inc............  1,300    7,085
             *K12, Inc...............................    600   23,622

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          Shares   Value+
                                                          ------   -----

       Consumer Discretionary -- (Continued).............
         #KB Home........................................  1,900 $ 22,439
         *Kenneth Cole Productions, Inc. Class A.........    400    5,388
         *Kid Brands, Inc................................    500    3,655
         #*Kirkland's, Inc...............................    500    7,545
         *Knology, Inc...................................  1,000   15,250
          Kohl's Corp....................................  4,257  224,386
         #*K-Swiss, Inc. Class A.........................    700    8,617
         *Lakes Entertainment, Inc.......................    500    1,145
         *Lamar Advertising Co. Class A..................  1,900   61,788
         *Las Vegas Sands Corp...........................  1,800   84,618
         *Lazare Kaplan International, Inc...............    300      446
         *La-Z-Boy, Inc..................................  3,000   35,280
         *Leapfrog Enterprises, Inc......................  1,200    5,124
          Lear Corp......................................    800   40,912
         *Lee Enterprises, Inc...........................  1,000    1,430
          Leggett & Platt, Inc...........................  4,600  120,934
         #Lennar Corp. Class A...........................  4,800   91,152
          Lennar Corp. Class B Voting....................  1,600   24,416
         #*Libbey, Inc...................................    300    5,115
         #*Liberty Global, Inc. Class A..................  2,800  130,200
         *Liberty Global, Inc. Class C...................  3,000  133,170
         *Liberty Media Corp. Capital Class A............  3,100  255,037
         *Liberty Media Corp. Interactive Class A........ 11,152  194,937
         *Liberty Media-Starz Corp. Series A.............  1,422  109,281
         *Liberty Media-Starz Corp. Series B.............     20    1,537
         *Lifetime Brands, Inc...........................    200    3,184
          Limited Brands, Inc............................  4,900  201,684
         *LIN TV Corp. Class A...........................    400    2,140
         #Lincoln Educational Services Corp..............    300    5,010
          Lithia Motors, Inc.............................    400    7,276
         *Live Nation Entertainment, Inc.................  5,660   62,769
         *LKQ Corp.......................................  3,600   90,792
         #*LodgeNet Interactive Corp.....................    600    2,106
          Lowe's Cos., Inc...............................  9,613  252,341
         *Luby's, Inc....................................    400    2,000
         *M/I Homes, Inc.................................    500    6,645
          Mac-Gray Corp..................................    400    6,776
          Macy's, Inc....................................  9,700  231,927
         *Madison Square Garden, Inc.....................  1,375   37,606
         *Maidenform Brands, Inc.........................    400   12,664
          Marcus Corp....................................    200    2,218
         *Marine Products Corp...........................    700    5,187
         *MarineMax, Inc.................................    700    6,692
         #Marriott International, Inc. Class A...........  2,413   85,179
         #*Martha Stewart Living Omnimedia, Inc. Class A.    700    2,611
          Mattel, Inc....................................  3,500   93,520
         #*McClatchy Co. (The)...........................  1,600    4,576
          McDonald's Corp................................  7,000  548,170
          McGraw-Hill Cos., Inc..........................  2,400   97,128
          MDC Holdings, Inc..............................  1,200   35,028
         *Media General, Inc. Class A....................    600    3,234
          Men's Wearhouse, Inc. (The)....................  1,300   36,257
         #Meredith Corp..................................    800   26,736
         *Meritage Homes Corp............................    700   16,737
         #*MGM Resorts International.....................  9,186  116,295
         *Midas, Inc.....................................    300    2,181
         *Modine Manufacturing Co........................  1,700   30,277
         *Mohawk Industries, Inc.........................  2,700  162,108
         *Monarch Casino & Resort, Inc...................    102    1,169
         *Morgans Hotel Group Co.........................    200    1,730
         #*Morningstar, Inc..............................  1,000   57,600

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                    Shares   Value+
                                                    ------   -----

            Consumer Discretionary -- (Continued)..
              *Motorcar Parts of America, Inc......    440 $  6,125
              *Movado Group, Inc...................    400    6,676
              *Nathan's Famous, Inc................    200    3,444
               National CineMedia, Inc.............  1,100   19,184
              *Nautilus, Inc.......................    296      959
              *Navarre Corp........................    595    1,142
              #*Netflix, Inc.......................  1,000  232,670
              *New York & Co., Inc.................  1,300    7,982
              *New York Times Co. Class A (The)....  5,400   43,902
               Newell Rubbermaid, Inc..............  3,080   58,705
               News Corp. Class A.................. 20,814  370,905
               News Corp. Class B..................  7,900  149,310
              *Nexstar Broadcasting Group, Inc.....    500    4,170
               NIKE, Inc. Class B..................  3,852  317,097
              #Nordstrom, Inc......................  2,100   99,855
              #Nutri/System, Inc...................    200    3,008
              *Office Depot, Inc................... 14,082   60,693
               Omnicom Group, Inc..................  2,200  108,218
              *Orbitz Worldwide, Inc...............  1,700    5,440
              *O'Reilly Automotive, Inc............  1,133   66,915
              *Orient-Express Hotels, Ltd..........    700    8,589
              #*Orleans Homebuilders, Inc..........    300       --
               Outdoor Channel Holdings, Inc.......    500    3,575
              *Overstock.com, Inc..................    400    5,560
               Oxford Industries, Inc..............    200    6,870
              *Pacific Sunwear of California, Inc..  1,600    5,104
              *Panera Bread Co. Class A............    500   60,555
              #*Peet's Coffee & Tea, Inc...........    100    4,648
              *Penn National Gaming, Inc...........  1,200   48,012
              *Penske Automotive Group, Inc........  1,900   42,712
               Pep Boys - Manny, Moe & Jack (The)..  1,600   21,920
              *Perry Ellis International, Inc......    400   11,272
              #PetMed Express, Inc.................    300    4,527
              *PetSmart, Inc.......................    500   21,085
               Phillips-Van Heusen Corp............  2,002  140,961
              #*Pier 1 Imports, Inc................  2,700   32,886
              *Pinnacle Entertainment, Inc.........    600    8,328
              #*Polaris Industries, Inc............    300   31,629
               Polo Ralph Lauren Corp..............    500   65,385
               Pool Corp...........................    800   24,208
              *Priceline.com, Inc..................    300  164,103
               Primedia, Inc.......................  1,200    5,880
              *Princeton Review, Inc...............    300      119
              #*Pulte Group, Inc...................    900    7,317
              *Quiksilver, Inc.....................  3,500   15,225
              #*Radio One, Inc.....................  1,000    2,910
              #RadioShack Corp.....................  2,400   37,944
              *Red Robin Gourmet Burgers, Inc......    200    5,438
              #Regal Entertainment Group...........  3,200   44,096
               Regis Corp..........................    500    8,500
              #Rent-A-Center, Inc..................  1,500   45,675
              *Rentrak Corp........................    200    4,588
              *Retail Ventures, Inc................  1,000   20,530
               RG Barry Corp.......................    400    4,896
               Ross Stores, Inc....................  1,000   73,690
              #*Royal Caribbean Cruises, Ltd.......  1,600   63,712
              *Ruby Tuesday, Inc...................  1,400   14,714
              #Ryland Group, Inc. (The)............  1,200   20,772
              *Saga Communications, Inc............    100    3,591
              #*Saks, Inc..........................  3,300   39,468
               Salem Communications Corp...........    400    1,440

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CONTINUED

                                                        Shares   Value+
                                                        ------   -----

         Consumer Discretionary -- (Continued).........
           #*Sally Beauty Holdings, Inc................  3,500 $ 51,765
            Scholastic Corp............................    800   21,024
           *Scientific Games Corp......................    700    7,364
            Scripps Networks Interactive, Inc..........  1,200   61,704
           *Sealy Corp.................................  1,400    3,696
           #*Sears Holdings Corp.......................  1,701  146,235
           *Select Comfort Corp........................    600    9,522
            Service Corp. International................  6,200   72,974
            Shiloh Industries, Inc.....................    200    2,282
           *Shoe Carnival, Inc.........................    200    5,854
           *Shuffle Master, Inc........................    400    4,372
           #*Shutterfly, Inc...........................    700   43,092
           *Signet Jewelers, Ltd. ADR..................  1,900   83,125
            Sinclair Broadcast Group, Inc. Class A.....  1,000   11,490
           #*Skechers U.S.A., Inc. Class A.............  1,100   20,955
            Skyline Corp...............................    100    1,961
           *Smith & Wesson Holding Corp................    300    1,083
            Snap-On, Inc...............................  2,200  135,894
           #Sonic Automotive, Inc......................    700    9,870
           #Sotheby's Class A..........................    600   30,312
            Spartan Motors, Inc........................    700    4,732
            Speedway Motorsports, Inc..................    200    3,116
            Stage Stores, Inc..........................    800   15,408
            Standard Motor Products, Inc...............    800   11,400
           *Standard Pacific Corp......................  2,800   10,808
            Stanley Black & Decker, Inc................  2,457  178,501
           *Stanley Furniture, Inc.....................    264    1,489
            Staples, Inc...............................  5,900  124,726
            Starbucks Corp.............................  7,100  256,949
            Starwood Hotels & Resorts Worldwide, Inc...  1,600   95,312
            Stein Mart, Inc............................  1,000   10,880
           *Steiner Leisure, Ltd.......................    200    9,708
           *Steinway Musical Instruments, Inc..........    100    2,500
           *Steven Madden, Ltd.........................    600   31,890
           *Stoneridge, Inc............................    400    6,120
            Sturm Ruger & Co., Inc.....................    300    7,134
            Superior Industries International, Inc.....    700   17,689
           *Systemax, Inc..............................    800   10,360
           *Talbots, Inc...............................    293    1,576
            Target Corp................................  6,900  338,790
           *Tempur-Pedic International, Inc............    800   50,224
           *Tenneco, Inc...............................    600   27,726
            Texas Roadhouse, Inc.......................    300    4,881
            Thor Industries, Inc.......................  1,400   43,414
            Tiffany & Co...............................  1,100   76,384
           *Timberland Co. Class A.....................  2,100   94,899
            Time Warner Cable, Inc.....................  5,527  431,825
            Time Warner, Inc........................... 14,106  534,053
            TJX Cos., Inc. (The).......................  1,400   75,068
           *Toll Brothers, Inc.........................  4,115   86,456
            Tractor Supply Co..........................  1,200   74,244
           *Trans World Entertainment Corp.............  1,000    1,670
           *True Religion Apparel, Inc.................    500   15,110
           #*Tuesday Morning Corp......................  1,000    5,000
            Tupperware Corp............................  1,250   79,588
           *Ulta Salon Cosmetics & Fragrance, Inc......    900   47,871
           #*Under Armour, Inc. Class A................    900   61,614
           *Unifi, Inc.................................    433    7,067
           *Universal Electronics, Inc.................    400   11,076
            Universal Technical Institute, Inc.........    200    3,614
           *Urban Outfitters, Inc......................  1,300   40,898

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CONTINUED

                                                   Shares      Value+
                                                   ------      -----

          Consumer Discretionary -- (Continued)...
            *US Auto Parts Network, Inc...........    600 $     4,656
             V.F. Corp............................    700      70,392
            *Vail Resorts, Inc....................    600      29,394
            *Valassis Communications, Inc.........    900      25,947
            *Valuevision Media, Inc. Class A......    600       3,828
            #Viacom, Inc. Class A.................    400      23,256
             Viacom, Inc. Class B.................  4,200     214,872
             Volcom, Inc..........................    600      11,838
            *WABCO Holdings, Inc..................  1,800     132,930
             Walt Disney Co. (The)................ 28,674   1,235,849
            *Warnaco Group, Inc...................  1,000      64,360
            *Warner Music Group Corp..............  1,500      11,205
            #Washington Post Co. Class B..........    200      87,180
             Weight Watchers International, Inc...  1,000      77,750
             Wendy's/Arby's Group, Inc. Class A... 10,625      51,212
            #*West Marine, Inc....................    700       7,616
            *Wet Seal, Inc. (The).................  1,700       7,480
            #Whirlpool Corp.......................  2,200     189,596
             Wiley (John) & Sons, Inc. Class A....  1,300      66,209
            #*Williams-Sonoma, Inc................  3,400     147,594
            #*Winnebago Industries, Inc...........    398       4,927
            *WMS Industries, Inc..................    500      16,400
             Wolverine World Wide, Inc............  1,300      51,584
            #World Wrestling Entertainment, Inc...    600       6,306
             Wyndham Worldwide Corp...............  3,300     114,213
             Yum! Brands, Inc.....................    137       7,349
            *Zale Corp............................    300       1,104
            *Zumiez, Inc..........................    700      19,677
                                                          -----------
          Total Consumer Discretionary............         20,745,985
                                                          -----------

          Consumer Staples -- (6.9%)..............
            *Alberto-Culver Co....................    900      33,606
             Alico, Inc...........................    100       2,579
             Altria Group, Inc.................... 13,400     359,656
             Andersons, Inc. (The)................    300      14,895
             Archer-Daniels-Midland Co............  2,600      96,252
             Avon Products, Inc...................  3,565     104,740
             B&G Foods, Inc.......................    500       9,040
            *BJ's Wholesale Club, Inc.............  2,100     107,772
            *Boston Beer Co., Inc. Class A........    200      18,852
            #Brown-Forman Corp. Class B...........  1,100      79,046
            #Calavo Growers, Inc..................    200       4,200
            #Cal-Maine Foods, Inc.................    300       8,667
            #Campbell Soup Co.....................  1,072      36,008
            #Casey's General Stores, Inc..........    900      35,127
            #*Central European Distribution Corp..    900      10,638
            *Central Garden & Pet Co..............    400       3,908
            *Central Garden & Pet Co. Class A.....    500       5,010
            #*Chiquita Brands International, Inc..  1,600      25,472
            *Church & Dwight Co., Inc.............  1,300     107,224
            #Clorox Co............................    800      55,728
             Coca-Cola Co. (The).................. 17,700   1,194,042
             Coca-Cola Enterprises, Inc...........  1,900      53,979
             Colgate-Palmolive Co.................  4,400     371,140
            #ConAgra, Inc.........................  1,600      39,120
            *Constellation Brands, Inc. Class A...  1,418      31,749
             Corn Products International, Inc.....    900      49,590
             Costco Wholesale Corp................  1,900     153,748
            *Craft Brewers Alliance, Inc..........    500       4,605
             CVS Caremark Corp.................... 10,500     380,520
            *Darling International, Inc...........  1,400      22,638

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CONTINUED

                                                       Shares     Value+
                                                       ------     -----

        Consumer Staples -- (Continued)...............
          #*Dean Foods Co.............................  3,400 $   38,046
          #Diamond Foods, Inc.........................    200     13,120
           Dr. Pepper Snapple Group, Inc..............  4,300    168,560
          *Elizabeth Arden, Inc.......................    600     18,036
          *Energizer Holdings, Inc....................  1,100     83,083
           Estee Lauder Cos., Inc.....................  1,400    135,800
           Farmer Brothers Co.........................    200      2,406
          #Flowers Foods, Inc.........................  3,000     91,680
           General Mills, Inc.........................  5,000    192,900
          #*Great Atlantic & Pacific Tea Co...........  1,400        280
          #*Green Mountain Coffee, Inc................  1,950    130,572
           H.J. Heinz Co..............................  2,800    143,444
          *Hain Celestial Group, Inc..................  1,300     44,213
          *Hansen Natural Corp........................    700     46,305
          *Heckmann Corp..............................    773      4,870
           Herbalife, Ltd.............................    500     44,890
           Hershey Co. (The)..........................  1,000     57,710
          #Hormel Foods Corp..........................  3,498    102,876
          .#*HQ Sustainable Maritime Industries, Inc..    200        556
           Imperial Sugar Co..........................    200      2,736
           Ingles Markets, Inc........................    300      5,703
           Inter Parfums, Inc.........................    350      6,660
           J & J Snack Foods Corp.....................    300     15,246
           J.M. Smucker Co............................  2,800    210,196
           Kellogg Co.................................  3,200    183,264
           Kimberly-Clark Corp........................  2,220    146,653
           Kraft Foods, Inc. Class A.................. 28,757    965,660
           Kroger Co. (The)...........................  3,900     94,809
          #Lancaster Colony Corp......................    300     18,333
          #*Lifeway Foods, Inc........................    300      2,877
          *Mannatech, Inc.............................    155        259
           McCormick & Co., Inc.......................  1,531     75,203
           Mead Johnson Nutrition Co..................  1,000     66,880
          #*Medifast, Inc.............................    300      5,925
           Molson Coors Brewing Co. Class B...........  3,144    153,270
           Nash-Finch Co..............................    200      7,444
           National Beverage Corp.....................    800     11,136
           Nu Skin Enterprises, Inc. Class A..........  1,000     32,090
          *Nutraceutical International Corp...........    200      3,172
          *Omega Protein Corp.........................    200      2,576
          *Overhill Farms, Inc........................    400      2,464
          *Pantry, Inc................................    200      3,096
           PepsiCo, Inc............................... 10,891    750,281
           Philip Morris International, Inc...........  4,700    326,368
          *Prestige Brands Holdings, Inc..............    900     10,395
           PriceSmart, Inc............................    600     24,984
           Procter & Gamble Co. (The)................. 21,481  1,394,117
          *Ralcorp Holdings, Inc......................  1,300    101,140
           Reliv' International, Inc..................    400        772
          #*Revlon, Inc...............................    650     11,193
           Reynolds American, Inc.....................  5,600    207,816
           Ruddick Corp...............................  1,000     41,520
           Safeway, Inc............................... 11,200    272,272
          #Sanderson Farms, Inc.......................    200      9,520
           Sara Lee Corp..............................  4,700     90,240
           Schiff Nutrition International, Inc........    300      2,985
          *Seneca Foods Corp..........................    200      5,592
          *Smart Balance, Inc.........................  1,000      4,780
          *Smithfield Foods, Inc......................  4,900    115,444
           Snyders-Lance, Inc.........................    300      5,925
           Spartan Stores, Inc........................    400      6,244

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
                                                  Shares      Value+
                                                  ------      -----

           Consumer Staples -- (Continued).......
             *Spectrum Brands Holdings, Inc......    991 $    32,208
             #SUPERVALU, Inc.....................  7,400      83,324
             *Susser Holdings Corp...............    300       4,137
              Sysco Corp.........................  3,400      98,294
             #Tootsie Roll Industries, Inc.......    327       9,692
             #*TreeHouse Foods, Inc..............    400      24,268
             *United Natural Foods, Inc..........  1,100      46,959
             #Universal Corp.....................    300      13,014
             *USANA Health Sciences, Inc.........    200       7,460
              Walgreen Co........................  6,100     260,592
              Wal-Mart Stores, Inc............... 21,704   1,193,286
              WD-40 Co...........................    300      12,450
              Weis Markets, Inc..................    600      24,762
              Whole Foods Market, Inc............  3,500     219,660
             *Winn-Dixie Stores, Inc.............  1,000       7,090
                                                         -----------
           Total Consumer Staples................         12,173,334
                                                         -----------

           Energy -- (10.6%).....................
              Alon USA Energy, Inc...............  1,500      20,625
             #*Alpha Natural Resources, Inc......  1,400      81,438
              Anadarko Petroleum Corp............  3,900     307,866
              Apache Corp........................  3,213     428,518
              Arch Coal, Inc.....................  3,500     120,050
             #*ATP Oil & Gas Corp................  1,000      17,780
             *Atwood Oceanics, Inc...............  1,700      76,381
              Baker Hughes, Inc..................  6,086     471,117
             *Basic Energy Services, Inc.........  1,000      30,740
              Berry Petroleum Corp. Class A......  1,600      85,008
             *Bill Barrett Corp..................  1,800      75,114
             *Bolt Technology Corp...............    200       2,928
             #*BPZ Resources, Inc................  2,500      11,900
             *Brigham Exploration Co.............  1,700      57,001
             *Bristow Group, Inc.................  1,100      51,040
             *Bronco Drilling Co., Inc...........    700       7,686
              Cabot Oil & Gas Corp...............  2,000     112,560
             *Cal Dive International, Inc........  3,800      29,868
             *Callon Petroleum Co................    400       2,740
             *Cameron International Corp.........  2,174     114,613
             #CARBO Ceramics, Inc................    500      80,470
             *Carrizo Oil & Gas, Inc.............    600      23,904
             #*Cheniere Energy, Inc..............  1,200      10,896
              Chesapeake Energy Corp.............  8,604     289,697
              Chevron Corp....................... 20,988   2,296,927
             #*China Natural Gas, Inc............    400       2,124
              Cimarex Energy Co..................  2,058     227,594
             *Clayton Williams Energy, Inc.......    300      27,171
             *Cloud Peak Energy, Inc.............    200       4,164
             *Complete Production Services, Inc..  2,100      71,274
             #*Comstock Resources, Inc...........  1,129      36,196
             *Concho Resources, Inc..............  1,500     160,275
              ConocoPhillips.....................  6,400     505,152
              Consol Energy, Inc.................    800      43,272
             *Contango Oil & Gas Co..............    500      30,960
             #*Continental Resources, Inc........  1,600     109,888
             *CREDO Petroleum Corp...............    200       2,312
              Crosstex Energy, Inc...............  1,100      11,605
             *CVR Energy, Inc....................    500      11,115
             *Dawson Geophysical Co..............    300      13,380
             *Denbury Resources, Inc.............  7,972     179,928
              Devon Energy Corp..................  5,804     528,164
              DHT Holdings, Inc..................  2,900      12,557

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CONTINUED

                                                    Shares     Value+
                                                    ------     -----

           Energy -- (Continued)...................
             #Diamond Offshore Drilling, Inc.......  1,400 $  106,218
             *Double Eagle Petroleum Co............    400      4,072
             *Dresser-Rand Group, Inc..............  2,300    120,842
             *Dril-Quip, Inc.......................  1,100     84,216
              El Paso Corp.........................  7,713    149,709
             *ENGlobal Corp........................    600      2,448
             #EOG Resources, Inc...................  3,630    409,863
             *Evolution Petroleum Corp.............    400      3,172
              EXCO Resources, Inc..................  1,900     39,805
             #*Exterran Holdings, Inc..............  2,300     49,933
              Exxon Mobil Corp..................... 15,208  1,338,304
             *FMC Technologies, Inc................  2,800    130,144
             *Forest Oil Corp......................  2,407     86,435
              Frontier Oil Corp....................  1,600     44,704
             *FX Energy, Inc.......................    600      4,926
             *General Maritime Corp................  1,370      2,932
             *Geokinetics, Inc.....................    400      3,820
             *GeoMet, Inc..........................    348        505
             *GeoResources, Inc....................    509     14,771
             *Global Industries, Ltd...............  2,200     21,692
             *GMX Resources, Inc...................    500      2,940
             #*Goodrich Petroleum Corp.............  1,000     22,470
             *Gran Tierra Energy, Inc..............    341      2,530
             #*Green Plains Renewable Energy, Inc..    400      5,008
              Gulf Island Fabrication, Inc.........    400     14,136
             *Gulfmark Offshore, Inc...............    700     29,799
             *Gulfport Energy Corp.................    900     30,636
              Halliburton Co.......................  8,657    437,005
             *Harvest Natural Resources, Inc.......  1,100     15,202
             *Helix Energy Solutions Group, Inc....  2,900     54,897
              Helmerich & Payne, Inc...............  2,400    159,216
             *Hercules Offshore, Inc...............  3,100     19,452
              Hess Corp............................  3,465    297,851
             *HKN, Inc.............................    349      1,078
             #Holly Corp...........................    700     40,530
             *Hornbeck Offshore Services, Inc......    900     26,307
             #Houston American Energy Corp.........    500      9,195
             *International Coal Group, Inc........  3,600     39,708
             #*ION Geophysical Corp................  3,400     42,976
             #*James River Coal Co.................    800     18,656
             *Key Energy Services, Inc.............  2,700     49,140
             *Kodiak Oil & Gas Corp................  1,200      8,424
              Lufkin Industries, Inc...............  1,000     92,330
             #*Magnum Hunter Resources Corp........    700      5,712
              Marathon Oil Corp....................  9,117    492,683
             #Massey Energy Co.....................  1,400     95,536
             *Matrix Service Co....................    900     13,014
             *McMoran Exploration Co...............    300      5,493
             *Mitcham Industries, Inc..............    200      3,196
              Murphy Oil Corp......................  1,841    142,641
             *Nabors Industries, Ltd...............  7,100    217,544
              National-Oilwell, Inc................  4,292    329,153
             *Natural Gas Services Group, Inc......    400      7,212
             *Newfield Exploration Co..............  2,100    148,680
             *Newpark Resources, Inc...............  2,200     19,866
              Noble Energy, Inc....................  1,700    163,659
              Occidental Petroleum Corp............  4,500    514,305
             *Oceaneering International, Inc.......  1,700    148,614
             *Oil States International, Inc........  1,589    131,903
             #Overseas Shipholding Group, Inc......  1,000     27,860
             *OYO Geospace Corp....................    200     18,656

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CONTINUED

                                                   Shares     Value+
                                                   ------     -----

           Energy -- (Continued)..................
             #*Pacific Ethanol, Inc...............  1,400 $      658
              Panhandle Oil & Gas, Inc............    200      6,052
             *Parker Drilling Co..................  4,100     29,233
             *Patriot Coal Corp...................  2,600     65,468
             #Patterson-UTI Energy, Inc...........  4,700    146,217
              Peabody Energy Corp.................  1,200     80,184
              Penn Virginia Corp..................    950     14,687
             #*Petrohawk Energy, Corp.............  4,700    126,947
             *Petroleum Development Corp..........    700     27,874
             #*PetroQuest Energy, Inc.............  1,300     11,388
             *PHI, Inc............................    200      4,476
             *Pioneer Drilling Co.................    700     10,850
             #Pioneer Natural Resources Co........  3,200    327,136
             *Plains Exploration & Production Co..  3,100    117,924
             *Pride International, Inc............  5,023    220,560
              QEP Resources, Inc..................  5,000    213,650
             *Quicksilver Resources, Inc..........  3,200     47,520
             *RAM Energy Resources, Inc...........    900      1,854
              Range Resources Corp................  2,000    112,900
             *Rex Energy Corp.....................  1,000     12,830
             *Rosetta Resources, Inc..............  1,300     59,709
             *Rowan Cos., Inc.....................  2,900    120,930
             #RPC, Inc............................  3,750    101,438
             *SandRidge Energy, Inc...............  9,999    123,588
             #Schlumberger, Ltd................... 13,571  1,217,997
              SEACOR Holdings, Inc................    800     79,064
             #*Seahawk Drilling, Inc..............    274      2,014
              Ship Finance International, Ltd.....    600     11,994
              SM Energy Co........................  1,900    144,134
              Southern Union Co...................  1,417     42,368
             *Southwestern Energy Co..............  2,500    109,650
              Spectra Energy Corp.................  5,900    171,336
             *Stone Energy Corp...................  1,000     35,360
              Sunoco, Inc.........................  2,023     86,301
             *Superior Energy Services, Inc.......  2,400     92,208
             *Swift Energy Corp...................  1,300     50,947
              Teekay Corp.........................  2,863     97,313
             *Tesoro Petroleum Corp...............  4,500    122,040
             *Tetra Technologies, Inc.............  2,100     31,017
             *TGC Industries, Inc.................    330      2,716
             #Tidewater, Inc......................  1,701    101,227
             *Toreador Resources Corp.............    604      4,898
             #*Tri-Valley Corp....................    700        553
             *Ultra Petroleum Corp................  1,500     76,185
             *Union Drilling, Inc.................    600      8,136
             *Unit Corp...........................  1,900    119,738
             #*Uranium Energy Corp................    800      2,784
             #*USEC, Inc..........................  2,800     12,824
             *VAALCO Energy, Inc..................  1,100      7,667
              Valero Energy Corp..................  8,200    232,060
             *Venoco, Inc.........................    900     16,731
             *Verenium Corp.......................    300        879
             #W&T Offshore, Inc...................  1,400     37,534
             *Warren Resources, Inc...............  2,000      9,060
             *Weatherford International, Ltd......    284      6,129
             *Western Refining, Inc...............  1,800     30,528
             *Westmoreland Coal Co................    400      7,488
             *Whiting Petroleum Corp..............  2,600    180,700
             *Willbros Group, Inc.................    800      8,600
              Williams Cos., Inc. (The)...........  3,300    109,461

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
                                                        Shares      Value+
                                                        ------      -----

      Energy -- (Continued)...........................
         World Fuel Services Corp.....................   1,800 $    71,244
                                                               -----------
         Total Energy.................................          18,632,680
                                                               -----------

      Financials -- (12.5%)...........................
         1st Source Corp..............................     300       6,366
         21st Century Holding Co......................     200         590
         Abington Bancorp, Inc........................     500       6,060
         ACE, Ltd.....................................     900      60,525
        #*Affiliated Managers Group, Inc..............     800      87,264
        *Affirmative Insurance Holdings, Inc..........     100         247
         Aflac, Inc...................................   3,079     173,009
        *Allegheny Corp...............................     208      68,458
        *Allied World Assurance Co. Holdings, Ltd.....   1,200      77,964
         Allstate Corp. (The).........................   5,200     175,968
         Alterra Capital Holdings, Ltd................   1,403      30,838
        *Altisource Portfolio Solutions SA............     500      16,240
        *Amcore Financial, Inc........................     102          --
        *American Capital, Ltd........................   2,664      27,359
         American Equity Investment Life Holding Co...   1,100      14,146
         American Express Co..........................   8,000     392,640
        #*American International Group, Inc...........   1,100      34,265
         American National Insurance Co...............     600      47,460
        *American Safety Insurance Holdings, Ltd......     300       6,108
         Ameriprise Financial, Inc....................   1,700     105,502
        *Ameris Bancorp...............................     203       2,018
        *AMERISAFE, Inc...............................     500      11,165
        #AmTrust Financial Services, Inc..............   1,200      23,160
         AON Corp.....................................   1,959     102,201
        *Arch Capital Group, Ltd......................   1,000     104,000
         Argo Group International Holdings, Ltd.......     700      21,987
         Arrow Financial Corp.........................     212       5,268
         Aspen Insurance Holdings, Ltd................   2,140      61,140
        *Asset Acceptance Capital Corp................     900       5,112
         Associated Banc-Corp.........................   3,903      56,984
         Assurant, Inc................................   1,400      55,580
         Assured Guaranty, Ltd........................   3,300      56,100
         Asta Funding, Inc............................     300       2,433
        #Astoria Financial Corp.......................   2,100      30,387
        *Atlantic Coast Financial Corp................      39         381
        *Avatar Holdings, Inc.........................     200       3,600
         Axis Capital Holdings, Ltd...................   2,400      84,864
        #BancFirst Corp...............................     400      16,108
        *Bancorp, Inc.................................     400       3,916
         BancorpSouth, Inc............................   2,000      27,100
        *BancTrust Financial Group, Inc...............     200         500
         Bank Mutual Corp.............................     600       2,454
         Bank of America Corp......................... 128,591   1,579,097
        *Bank of Florida Corp.........................     200           2
        #Bank of Hawaii Corp..........................     800      39,032
         Bank of New York Mellon Corp. (The)..........  10,800     312,768
         Bank of the Ozarks, Inc......................     300      13,359
        #*BankAtlantic Bancorp, Inc...................     826         751
         BankFinancial Corp...........................     500       4,570
         Banner Corp..................................     400       1,100
        #BB&T Corp....................................   6,405     172,423
        *Beneficial Mutual Bancorp, Inc...............   1,400      12,082
        *Berkshire Hathaway, Inc......................     500      41,650
         Berkshire Hills Bancorp, Inc.................     205       4,571
        #BGC Partners, Inc. Class A...................     800       7,720
        *BlackRock, Inc...............................     700     137,158
        *BOK Financial Corp...........................   1,338      71,958

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
                                                      Shares     Value+
                                                      ------     -----

        Financials -- (Continued)...................
           Boston Private Financial Holdings, Inc...   1,400 $    9,786
           Brookline Bancorp, Inc...................   1,300     11,986
          *Brown & Brown, Inc.......................   1,700     43,945
           Calamos Asset Management, Inc............     500      8,135
           Camden National Corp.....................     200      6,910
           Capital City Bank Group, Inc.............     200      2,240
           Capital One Financial Corp...............   4,600    251,758
           CapitalSource, Inc.......................   7,360     49,165
          *Capitol Federal Financial, Inc...........   1,810     20,489
           Cardinal Financial Corp..................     600      6,744
           Cash America International, Inc..........     700     33,215
           Cathay General Bancorp...................   1,500     25,575
          *CB Richard Ellis Group, Inc..............   3,400     90,814
           Center Bancorp, Inc......................     336      3,212
          *Center Financial Corp....................     200      1,458
           CenterState Banks of Florida, Inc........     500      3,110
          #Charles Schwab Corp. (The)...............   5,400     98,874
           Chemical Financial Corp..................     500     10,065
          #Chubb Corp...............................   3,100    202,089
          #Cincinnati Financial Corp................   1,912     60,572
          *CIT Group, Inc...........................   3,110    132,051
          *Citigroup, Inc........................... 309,603  1,421,078
          *Citizens, Inc............................   1,000      7,450
          #City Holding Co..........................     300     10,230
          #*City National Corp......................   1,100     62,821
           Clifton Savings Bancorp, Inc.............     300      3,438
           CME Group, Inc...........................     400    118,308
           CNA Financial Corp.......................   4,800    148,992
          *CNA Surety Corp..........................   1,100     29,139
          *CNO Financial Group, Inc.................   6,200     49,972
          #CoBiz Financial, Inc.....................     800      5,432
          #Cohen & Steers, Inc......................     402     12,647
           Columbia Banking System, Inc.............     600     11,316
           Comerica, Inc............................   4,000    151,720
           Commerce Bancshares, Inc.................   1,585     67,458
          #Community Bank System, Inc...............     700     17,514
           Community Trust Bancorp, Inc.............     100      2,830
          *CompuCredit Holdings Corp................     318      1,355
           Consolidated-Tokoma Land Co..............     200      6,186
          *Cowen Group, Inc.........................     800      3,328
          *Credit Acceptance Corp...................     700     56,630
           Cullen Frost Bankers, Inc................   1,200     71,088
           CVB Financial Corp.......................   2,400     23,376
           Danvers Bancorp, Inc.....................     400      9,020
          #Delphi Financial Group, Inc. Class A.....   1,200     38,340
           Dime Community Bancshares, Inc...........     700     10,822
          #*Dollar Financial Corp...................     750     17,242
           Donegal Group, Inc. Class A..............     500      6,820
          *Doral Financial Corp.....................   1,100      1,650
           Duff & Phelps Corp.......................     300      4,617
           East West Bancorp, Inc...................   2,700     57,051
           Eastern Insurance Holdings, Inc..........     200      2,682
          #*Eaton Vance Corp........................     400     13,508
          #*eHealth, Inc............................     500      6,800
          #EMC Insurance Group, Inc.................     300      6,543
           Employers Holdings, Inc..................   1,100     22,176
          *Encore Bancshares, Inc...................     200      2,420
          *Encore Capital Group, Inc................     600     17,964
          *Endurance Specialty Holdings, Ltd........   1,500     66,510
          *Enstar Group, Ltd........................     300     33,645
           Enterprise Financial Services Corp.......     100      1,490

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       Shares   Value+
                                                       ------   -----

          Financials -- (Continued)...................
            *Erie Indemnity Co........................    600 $ 43,458
             ESSA Bancorp, Inc........................    400    5,020
             Evercore Partners, Inc. Class A..........    200    6,978
             Everest Re Group, Ltd....................  1,100  100,232
            *EzCorp, Inc..............................    900   28,341
            #F.N.B. Corp..............................  2,400   26,280
             FBL Financial Group, Inc. Class A........    800   24,400
            #Federated Investors, Inc. Class B........    100    2,578
            #Fidelity National Financial, Inc.........  4,800   74,112
             Fifth Third Bancorp......................  6,001   79,633
             Financial Institutions, Inc..............    300    5,100
            *First Acceptance Corp....................  1,000    1,810
             First Bancorp............................    200    2,792
             First Busey Corp.........................    400    2,100
            *First Cash Financial Services, Inc.......    600   23,544
             First Commonwealth Financial Corp........    800    4,960
             First Community Bancshares, Inc..........    400    5,944
            *First Defiance Financial Corp............    200    2,736
             First Financial Bancorp..................  1,300   21,424
            #First Financial Bankshares, Inc..........    500   27,710
             First Financial Corp.....................    100    3,216
             First Financial Holdings, Inc............    300    3,294
            *First Financial Northwest, Inc...........    400    2,496
            #First Horizon National Corp..............  2,018   22,097
             First Merchants Corp.....................    300    2,781
             First Midwest Bancorp, Inc...............  1,600   20,960
             First Niagara Financial Group, Inc.......  7,119  102,514
            *First Place Financial Corp...............    400      720
            *First Security Group, Inc................    400      348
             First South Bancorp, Inc.................    200      896
            #FirstMerit Corp..........................  2,104   36,757
             Flagstone Reinsurance Holdings SA........  2,006   16,870
             Flushing Financial Corp..................    600    8,832
            #*Forest City Enterprises, Inc. Class A...  5,008   96,204
             Franklin Resources, Inc..................  1,600  206,592
             Fulton Financial Corp....................  4,000   46,720
             Gallagher (Arthur J.) & Co...............  2,000   59,560
             GAMCO Investors, Inc.....................    100    5,145
            *Genworth Financial, Inc. Class A......... 10,100  123,119
             German American Bancorp, Inc.............    200    3,490
             GFI Group, Inc...........................  2,300   11,753
            #Glacier Bancorp, Inc.....................    300    4,509
            *Gleacher & Co., Inc......................  1,900    3,591
            *Global Indemnity P.L.C...................    450   11,493
             Goldman Sachs Group, Inc. (The)..........  5,282  797,635
             Great Southern Bancorp, Inc..............    300    6,210
            #*Greene Bancshares, Inc..................    201      408
            #Greenhill & Co., Inc.....................    300   17,700
            *Greenlight Capital Re, Ltd...............    700   19,705
            *Guaranty Bancorp.........................    600      864
            *Hallmark Financial Services, Inc.........    500    4,275
             Hampden Bancorp, Inc.....................    100    1,350
             Hancock Holding Co.......................    700   22,862
            *Hanmi Financial Corp.....................  1,100    1,452
             Hanover Insurance Group, Inc.............  1,300   54,886
             Harleysville Group, Inc..................    700   22,456
            *Harris & Harris Group, Inc...............  1,200    6,264
             Hartford Financial Services Group, Inc...  5,600  162,232
             HCC Insurance Holdings, Inc..............  2,600   84,604
             Heartland Financial USA, Inc.............    361    5,675
            #*Heritage Commerce Corp..................    200    1,046

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                   Shares     Value+
                                                   ------     -----

            Financials -- (Continued).............
               Heritage Financial Group, Inc......    167 $    2,017
              *HFF, Inc...........................    300      4,491
              *Hilltop Holdings, Inc..............  1,400     13,580
               Home Bancshares, Inc...............    668     16,012
               Home Federal Bancorp, Inc..........    290      3,524
               Horace Mann Educators Corp.........    900     16,092
               Huntington Bancshares, Inc.........  5,311     36,062
               IBERIABANK Corp....................    500     30,005
               Independence Holding Co............    300      2,328
              #Independent Bank Corp..............    400     11,724
               Interactive Brokers Group, Inc.....    800     14,032
              *IntercontinentalExchange, Inc......    500     60,175
               International Bancshares Corp......  1,700     29,954
              *Internet Capital Group, Inc........    700      9,723
              *INTL FCStone, Inc..................    459     12,154
              #Invesco, Ltd.......................  7,100    176,577
              *Investment Technology Group, Inc...    900     15,399
              *Investors Bancorp, Inc.............    746     11,220
              #*Janus Capital Group, Inc..........  1,800     21,906
              #*Jefferies Group, Inc..............  2,500     60,425
               JMP Group, Inc.....................    400      3,440
              *Jones Lang LaSalle, Inc............    900     92,142
               JPMorgan Chase & Co................ 43,854  2,001,058
              #KBW, Inc...........................    600     13,632
               Kearny Financial Corp..............  1,000      9,570
               KeyCorp............................ 14,335    124,284
              *Knight Capital Group, Inc..........  2,100     28,812
               Lakeland Bancorp, Inc..............    525      5,612
               Lakeland Financial Corp............    300      6,573
               Legacy Bancorp, Inc................    200      2,712
               Legg Mason, Inc....................  2,700    100,305
              #Life Partners Holdings, Inc........    313      2,194
               Lincoln National Corp..............  3,700    115,551
               Loews Corp.........................  1,500     66,390
              #M&T Bank Corp......................  1,368    120,890
               MainSource Financial Group, Inc....    200      1,926
              *Markel Corp........................    200     83,456
               MarketAxess Holdings, Inc..........    600     14,610
              *Marlin Business Services Corp......    300      3,657
               Marsh & McLennan Cos., Inc.........  3,900    118,092
               Marshall & Ilsley Corp.............  3,900     31,863
              *Maui Land & Pineapple Co., Inc.....    400      2,104
              #MB Financial, Inc..................  1,200     24,828
              #*MBIA, Inc.........................  2,600     26,832
              *MBT Financial Corp.................    300        438
               MCG Capital Corp...................  1,500      9,900
               Meadowbrook Insurance Group, Inc...  1,600     16,384
               Medallion Financial Corp...........    300      2,769
               Mercury General Corp...............  1,300     51,662
              *Meridian Interstate Bancorp, Inc...    400      5,584
               MetLife, Inc.......................  4,000    187,160
              *MF Global Holdings, Ltd............  2,600     21,866
              *MGIC Investment Corp...............  1,100      9,526
               Montpelier Re Holdings, Ltd........  1,800     32,562
              #Moody's Corp.......................  1,397     54,679
               Morgan Stanley..................... 15,792    412,961
              *MSCI, Inc..........................  1,326     47,033
              *Nara Bancorp, Inc..................    800      7,864
              *NASDAQ OMX Group, Inc. (The).......  2,000     54,200
              *National Financial Partners Corp...    700     11,263
               National Interstate Corp...........    500     11,245

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CONTINUED

                                                     Shares   Value+
                                                     ------   -----

           Financials -- (Continued)................
              National Penn Bancshares, Inc......... 2,700  $ 22,167
             *Navigators Group, Inc. (The)..........   400    20,732
             #NBT Bancorp, Inc......................   700    15,820
              Nelnet, Inc. Class A.................. 1,100    25,333
             #*NeoStem, Inc.........................   200       396
              New Westfield Financial, Inc..........   700     6,356
             #*New York Community Bancorp, Inc...... 3,800    63,080
             *NewBridge Bancorp.....................   300     1,380
             #*NewStar Financial, Inc............... 1,100    13,145
              Northeast Community Bancorp, Inc......   300     1,902
              Northern Trust Corp................... 2,700   134,973
             #Northfield Bancorp, Inc............... 1,000    14,070
              Northwest Bancshares, Inc............. 2,250    28,328
              OceanFirst Financial Corp.............   200     2,900
             *Ocwen Financial Corp.................. 2,100    25,137
              Old National Bancorp.................. 2,000    20,700
              Old Republic International Corp....... 3,585    45,422
             #Old Second Bancorp, Inc...............   300       372
              OneBeacon Insurance Group, Ltd........   600     8,430
              optionsXpress Holdings, Inc........... 1,100    20,284
              Oriental Financial Group, Inc.........   500     6,480
              Oritani Financial Corp................ 1,050    12,873
             *Pacific Capital Bancorp...............    92     2,800
              Pacific Continental Corp..............   400     3,820
              PacWest Bancorp.......................   600    13,794
              Park National Corp....................   300    20,724
              PartnerRe, Ltd........................ 1,500   120,540
             #*Penson Worldwide, Inc................   700     4,249
              Peoples Bancorp, Inc..................   300     4,089
             #People's United Financial, Inc........ 5,000    68,450
             #*PHH Corp............................. 1,400    30,044
             *Phoenix Cos., Inc. (The).............. 2,600     6,994
             *PICO Holdings, Inc....................   400    12,848
             #*Pinnacle Financial Partners, Inc.....   500     8,035
             *Piper Jaffray Cos., Inc...............   400    14,340
              Platinum Underwriters Holdings, Ltd... 1,300    49,153
             #*PMI Group, Inc. (The)................ 1,900     4,104
              PNC Financial Services Group, Inc..... 4,700   292,998
             *Popular, Inc.......................... 4,383    13,806
             #*Portfolio Recovery Associates, Inc...   400    36,104
             *Primus Guaranty, Ltd..................   500     2,455
              Principal Financial Group, Inc........ 1,826    61,628
             #PrivateBancorp, Inc...................   500     7,870
             *ProAssurance Corp.....................   900    59,760
              Progressive Corp...................... 4,690   102,899
              Prosperity Bancshares, Inc............ 1,100    50,435
              Protective Life Corp.................. 1,379    37,109
              Provident Financial Services, Inc..... 1,300    18,876
              Provident New York Bancorp............ 1,000     9,380
              Prudential Financial, Inc............. 4,000   253,680
              QC Holdings, Inc......................   300     1,473
              Radian Group, Inc..................... 1,600     9,488
              Raymond James Financial, Inc.......... 2,100    78,750
              Regions Financial Corp................ 8,364    61,392
              Reinsurance Group of America, Inc..... 1,192    75,454
             #RenaissanceRe Holdings, Ltd........... 1,000    70,280
              Renasant Corp.........................   400     6,712
             *Republic First Bancorp, Inc...........   300       837
              Resource America, Inc.................   300     1,845
             *Riverview Bancorp, Inc................   100       314
             #RLI Corp..............................   600    35,544

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                     Shares   Value+
                                                     ------   -----

            Financials -- (Continued)...............
              *Rockville Financial, Inc.............    606 $  6,018
              *Rodman & Renshaw Capital Group, Inc..    700    1,379
               Roma Financial Corp..................    600    6,336
               S&T Bancorp, Inc.....................    600   12,246
              #S.Y. Bancorp, Inc....................    100    2,497
              *Safeguard Scientifics, Inc...........    400    7,820
               Safety Insurance Group, Inc..........    300   14,046
               Sanders Morris Harris Group, Inc.....    800    6,904
               Sandy Spring Bancorp, Inc............    400    7,148
               SCBT Financial Corp..................    300    9,672
               SeaBright Holdings, Inc..............    700    7,154
              *Seacoast Banking Corp. of Florida....     92      165
              *SEI Investments Co...................  1,500   33,495
               Selective Insurance Group, Inc.......  1,100   19,404
              *Signature Bank.......................    800   46,568
               Simmons First National Corp..........    300    7,917
              *Southern Community Financial Corp....    300      417
               Southside Bancshares, Inc............    343    7,468
              #*Southwest Bancorp, Inc..............    200    2,836
               StanCorp Financial Group, Inc........  1,100   47,410
               State Auto Financial Corp............    900   15,282
               State Bancorp, Inc...................    200    2,640
               State Street Corp....................  5,200  242,060
               StellarOne Corp......................    400    5,600
              #Sterling Bancorp.....................    500    5,175
               Sterling Bancshares, Inc.............    900    8,001
              #Stewart Information Services Corp....    300    3,042
              *Stifel Financial Corp................    916   41,843
              #Suffolk Bancorp......................    100    1,641
              *Sun Bancorp, Inc.....................    210      764
               SunTrust Banks, Inc..................  4,780  134,748
               Susquehanna Bancshares, Inc..........  2,000   18,440
              *SVB Financial Group..................  1,000   60,440
               SWS Group, Inc.......................    700    4,270
               Synovus Financial Corp...............  1,900    4,750
               T. Rowe Price Group, Inc.............  1,800  115,650
              #*TCF Financial Corp..................  3,100   48,329
              *TD Ameritrade Holding Corp...........  2,939   63,306
              *Tejon Ranch Co.......................    151    5,382
              #Teton Advisors, Inc..................      1       19
              *Texas Capital Bancshares, Inc........    700   18,060
              *TFS Financial Corp...................  2,500   27,200
              *Thomas Properties Group, Inc.........    500    1,795
              *TIB Financial Corp...................     11      192
              *TierOne Corp.........................    200       --
               Tompkins Financial Corp..............    220    8,963
               Torchmark Corp.......................    700   46,844
               Tower Bancorp, Inc...................    200    4,342
              #Tower Group, Inc.....................    800   18,296
              #TowneBank............................    300    4,446
              *TradeStation Group, Inc..............    900    8,685
               Transatlantic Holdings, Inc..........    700   34,503
               Travelers Cos., Inc. (The)...........  5,900  373,352
              *Tree.com, Inc........................     63      335
              #TriCo Bancshares.....................    400    6,524
               Trustco Bank Corp....................  1,800   10,800
               Trustmark Corp.......................  1,600   37,184
               U.S. Bancorp......................... 17,841  460,655
               UMB Financial Corp...................    800   33,688
               Umpqua Holdings Corp.................  2,200   25,542
              #United Bankshares, Inc...............    300    7,848

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CONTINUED

                                                    Shares      Value+
                                                    ------      -----

         Financials -- (Continued).................
           *United Community Banks, Inc............    917 $     2,201
            United Financial Bancorp, Inc..........    400       6,536
            United Fire & Casualty Co..............    600      11,880
            Unitrin, Inc...........................  1,700      51,408
            Universal Insurance Holdings, Inc......  1,000       5,410
            Univest Corp. of Pennsylvania..........    220       3,700
            Unum Group.............................  6,800     180,064
            Validus Holdings, Ltd..................  2,456      79,918
           #Valley National Bancorp................  3,732      53,442
            ViewPoint Financial Group..............    840      10,374
           *Virginia Commerce Bancorp, Inc.........    400       2,404
           *Virtus Investment Partners, Inc........    105       5,545
            Waddell & Reed Financial, Inc..........  1,100      45,111
            Washington Banking Co..................    400       5,596
            Washington Federal, Inc................  2,700      43,443
            Washington Trust Bancorp, Inc..........    300       7,029
           *Waterstone Financial, Inc..............    700       2,240
            Webster Financial Corp.................  1,800      38,736
            Wells Fargo & Co....................... 58,928   1,715,394
            WesBanco, Inc..........................    500      10,150
            West Bancorporation, Inc...............    300       2,337
           *West Coast Bancorp.....................    200         716
            Westamerica Bancorporation.............    300      15,237
           #*Western Alliance Bancorp..............  1,400      11,578
            White Mountains Insurance Group, Ltd...    200      71,502
            Whitney Holding Corp...................    700       9,478
            Wilmington Trust Corp..................  1,200       5,412
           *Wilshire Bancorp, Inc..................    600       2,400
           #Wintrust Financial Corp................    500      16,845
           *World Acceptance Corp..................    400      27,180
            WR Berkley Corp........................  1,600      52,176
            Xl Group P.L.C.........................  2,200      53,724
           *Yadkin Valley Financial Corp...........    200         458
           #Zions Bancorporation...................  2,895      70,783
           *ZipRealty, Inc.........................    700       1,827
                                                           -----------
         Total Financials..........................         21,980,394
                                                           -----------

         Health Care -- (10.2%)....................
           *Abaxis, Inc............................    400      11,620
            Abbott Laboratories.................... 11,100     577,644
           #*ABIOMED, Inc..........................    800      13,904
           *Accuray, Inc...........................    900       8,001
            Aetna, Inc.............................  5,700     235,866
           *Affymax, Inc...........................    200       1,308
           *Affymetrix, Inc........................  1,000       5,400
           *Agilent Technologies, Inc..............  3,400     169,694
           *Air Methods Corp.......................    300      20,286
           *Albany Molecular Research, Inc.........    100         489
           *Alere, Inc.............................  1,400      51,996
           *Alexion Pharmaceuticals, Inc...........    600      58,134
           #*Alexza Pharmaceuticals, Inc...........  1,100       1,771
           #*Align Technology, Inc.................    800      19,312
           *Alkermes, Inc..........................  1,900      27,398
            Allergan, Inc..........................  3,200     254,592
           *Alliance HealthCare Services, Inc......    900       3,978
           *Allied Healthcare International, Inc...  1,000       2,610
           *Allos Therapeutics, Inc................    600       1,746
           *Allscripts Healthcare Solutions, Inc...  4,640      99,946
           *Almost Family, Inc.....................    200       6,934
           *Alnylam Pharmaceuticals, Inc...........    250       2,565
           *Alphatec Holdings, Inc.................  1,200       3,816

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CONTINUED

                                                          Shares   Value+
                                                          ------   -----

       Health Care -- (Continued)........................
         #*AMAG Pharmaceuticals, Inc.....................    200 $  3,800
         #*Amedisys, Inc.................................    600   19,992
          America Services Group, Inc....................    200    5,160
         *American Dental Partners, Inc..................    200    2,638
         *American Medical Systems Holdings, Inc.........  1,600   47,200
         *AMERIGROUP Corp................................  1,200   81,960
          AmerisourceBergen Corp.........................  1,600   65,024
         *Amgen, Inc.....................................  6,038  343,260
         *AMN Healthcare Services, Inc...................    700    6,041
         *Amsurg Corp....................................    707   18,990
          Analogic Corp..................................    300   17,301
         *AngioDynamics, Inc.............................    400    6,520
         *Anika Therapeutics, Inc........................    100      834
         *Animal Health International, Inc...............    200      844
         #*Ardea Biosciences, Inc........................    228    6,464
         *Arena Pharmaceuticals, Inc.....................  1,700    2,380
         #*Ariad Pharmaceuticals, Inc....................  2,600   22,230
         *Arqule, Inc....................................    300    2,118
         *Array BioPharma, Inc...........................    500    1,545
         *ArthroCare Corp................................    200    7,066
         #*Assisted Living Concepts, Inc.................    170    6,130
         *AtriCure, Inc..................................    100    1,352
         #*AVANIR Pharmaceuticals, Inc...................     63      275
         #Bard (C.R.), Inc...............................    700   74,725
          Baxter International, Inc......................  4,200  238,980
          Beckman Coulter, Inc...........................  1,100   91,135
          Becton Dickinson & Co..........................  1,700  146,098
         *BioClinica, Inc................................    200    1,054
         *BioCryst Pharmaceuticals, Inc..................    600    2,331
         *Biogen Idec, Inc...............................  2,800  272,580
         *BioMarin Pharmaceutical, Inc...................    100    2,689
         *BioMimetic Therapeutics, Inc...................    420    5,657
         *Bio-Rad Laboratories, Inc. Class A.............    500   62,560
         *Bio-Reference Labs, Inc........................    400   10,084
         #*BioScrip, Inc.................................    600    2,766
         *Boston Scientific Corp......................... 13,618  101,999
         #*Bovie Medical Corp............................    300      945
          Bristol-Myers Squibb Co........................ 17,431  489,811
         *Brookdale Senior Living, Inc...................  3,100   84,444
         *Bruker BioSciences Corp........................  1,600   31,584
         *Cadence Pharmaceuticals, Inc...................    400    3,392
         #*Caliper Life Sciences, Inc....................    800    5,352
         *Capital Senior Living Corp.....................    800    7,416
         *Caraco Pharmaceutical Laboratories, Ltd........    500    2,615
          Cardinal Health, Inc...........................  1,900   83,011
         #*Cardium Therapeutics, Inc.....................    250       85
         *CareFusion Corp................................  4,100  120,417
         *Catalyst Health Solutions, Inc.................    900   53,604
         *Celera Corp....................................  2,300   18,193
         *Celgene Corp...................................  2,600  153,088
         #*Celldex Therapeutics, Inc.....................    200      852
         *Centene Corp...................................  1,200   43,476
         #*Cephalon, Inc.................................  1,000   76,800
         #*Cepheid, Inc..................................    411   13,279
         #*Cerner Corp...................................    600   72,108
         *Charles River Laboratories International, Inc..  1,600   67,504
          Chemed Corp....................................    100    6,963
          Cigna Corp.....................................  6,900  323,127
         *Codexis, Inc...................................    130    1,364
         *Community Health Systems, Inc..................  2,119   65,117
          Computer Programs & Systems, Inc...............    200   11,758

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CONTINUED

                                                         Shares   Value+
                                                         ------   -----

        Health Care -- (Continued)......................
          *Conceptus, Inc...............................   400  $  6,172
          *CONMED Corp..................................   500    14,040
          *Continucare Corp............................. 1,400     7,504
           Cooper Cos., Inc............................. 1,100    82,390
          *Corvel Corp..................................   300    15,540
          #*Covance, Inc................................   800    50,080
          *Coventry Health Care, Inc.................... 1,400    45,178
           Covidien P.L.C............................... 1,100    61,259
          *Cross Country Healthcare, Inc................   700     5,194
          *CryoLife, Inc................................   900     5,256
          #*Cubist Pharmaceuticals, Inc................. 1,200    40,620
          #*Curis, Inc..................................   900     3,739
          *Cutera, Inc..................................   200     1,768
          *Cyberonics, Inc..............................   400    14,228
          *Cynosure, Inc. Class A.......................   200     2,946
          *Cytokinetics, Inc............................ 1,100     1,639
          #*Cytori Therapeutics, Inc....................   700     5,257
          *DaVita, Inc.................................. 1,300   114,517
          *Dendreon Corp................................   800    34,744
           DENTSPLY International, Inc.................. 1,200    45,048
          #*DepoMed, Inc................................   700     6,181
          *DexCom, Inc..................................   623    10,373
          *Dionex Corp..................................   300    35,505
          *Durect Corp..................................   700     2,611
          *Dyax Corp.................................... 1,500     3,000
          *Edwards Lifesciences Corp.................... 1,200   103,620
           Eli Lilly & Co............................... 6,800   251,668
          *Emergency Medical Services Corp. Class A.....   600    38,280
          *Emergent BioSolutions, Inc...................   500    11,605
          #*Emeritus Corp...............................   662    16,226
          *Endo Pharmaceuticals Holdings, Inc........... 3,500   137,060
          .*Endo Pharmaceuticals Solutions..............   300       330
           Ensign Group, Inc............................   400    11,064
          *Enzo Biochem, Inc............................ 1,000     3,990
          *Enzon Pharmaceuticals, Inc...................   800     9,184
          *eResearch Technology, Inc....................   800     5,088
          *Exactech, Inc................................   300     5,373
          *Exelixis, Inc................................ 2,100    25,746
          *Express Scripts, Inc......................... 3,100   175,894
          *Five Star Quality Care, Inc..................   400     3,352
          *Forest Laboratories, Inc..................... 2,100    69,636
          *Fresenius Kabi Pharmaceuticals Holding, Inc.. 2,200        --
          *Furiex Pharmaceuticals, Inc..................   175     2,595
          *Genomic Health, Inc..........................   200     5,460
          *Gen-Probe, Inc............................... 1,000    82,920
          *Gentiva Health Services, Inc.................   600    16,800
          #*Geron Corp.................................. 1,800     8,640
          *Gilead Sciences, Inc......................... 5,300   205,852
          *Greatbatch, Inc..............................   300     8,121
          #*GTx, Inc....................................   400     1,704
          *Haemonetics Corp.............................   400    28,080
          #*Halozyme Therapeutics, Inc..................   800     5,304
          *Hanger Orthopedic Group, Inc.................   700    19,019
          *Harvard Bioscience, Inc......................   500     2,870
          #*Health Management Associates, Inc........... 5,500    62,040
          *Health Net, Inc.............................. 2,700    89,910
          *HealthSouth Corp............................. 2,200    56,386
          *HealthSpring, Inc............................ 1,400    58,086
          *HealthStream, Inc............................   600     5,958
          *Healthways, Inc..............................   800    13,536
          *Henry Schein, Inc............................ 1,251    91,411

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CONTINUED

                                                    Shares     Value+
                                                    ------     -----

          Health Care -- (Continued)...............
             Hill-Rom Holdings, Inc................  1,000 $   45,010
            #*Hi-Tech Pharmacal Co., Inc...........    200      5,532
            *HMS Holdings Corp.....................    300     23,613
            *Hologic, Inc..........................  4,769    105,013
            *Hospira, Inc..........................  1,600     90,768
            #*Human Genome Sciences, Inc...........  1,400     41,258
            *Humana, Inc...........................  2,800    213,136
            *ICU Medical, Inc......................    200      9,022
            *Idenix Pharmaceuticals, Inc...........    600      3,048
            *Idera Pharmaceuticals, Inc............    200        520
            #*IDEXX Laboratories, Inc..............    800     65,144
            *Illumina, Inc.........................    800     56,784
            *Immucor, Inc..........................  1,700     37,111
            *ImmunoGen, Inc........................    130      1,737
            *Immunomedics, Inc.....................    800      3,384
            *Impax Laboratories, Inc...............  1,100     30,118
            #*Incyte Corp..........................  1,314     24,283
            *Infinity Pharmaceuticals, Inc.........    418      2,500
            *Inspire Pharmaceuticals, Inc..........  1,600      7,984
            #*Insulet Corp.........................     63      1,354
            *Integra LifeSciences Holdings Corp....    400     20,924
            *IntegraMed America, Inc...............    300      3,030
            #*Intuitive Surgical, Inc..............    200     69,940
             Invacare Corp.........................    800     26,320
            *IPC The Hospitalist Co................    300     15,558
            *IRIS International, Inc...............    400      3,760
            *ISTA Pharmaceuticals, Inc.............  1,000     10,250
            *Jazz Pharmaceuticals, Inc.............  1,000     31,910
             Johnson & Johnson..................... 23,875  1,569,065
            *Kendle International, Inc.............    300      3,015
            *Kensey Nash Corp......................    100      2,473
            *Kindred Healthcare, Inc...............    797     20,100
            #*Kinetic Concepts, Inc................  1,600     94,448
            *Laboratory Corp. of America Holdings..    400     38,588
             Landauer, Inc.........................    200     12,034
            *Lannet Co., Inc.......................    400      2,308
            *LCA-Vision, Inc.......................    500      3,370
             LeMaitre Vascular, Inc................    500      3,420
            *LHC Group, Inc........................    400     11,848
            *Life Technologies Corp................  3,000    165,600
            *LifePoint Hospitals, Inc..............  1,500     62,415
            #*Lincare Holdings, Inc................  2,250     70,695
            *Luminex Corp..........................    400      7,756
            *Magellan Health Services, Inc.........    900     46,818
            #*Mannkind Corp........................    529      2,306
             Masimo Corp...........................    600     20,874
            #*Maxygen, Inc.........................    700      3,612
             McKesson Corp.........................  1,700    141,117
            *MedAssets, Inc........................  1,200     19,224
            *MedCath Corp..........................    400      5,404
            *Medco Health Solutions, Inc...........  4,414    261,883
            *Medical Action Industries, Inc........    300      2,610
            *Medicines Co. (The)...................  1,200     18,840
             Medicis Pharmaceutical Corp. Class A..  1,400     49,644
            *Medidata Solutions, Inc...............    200      5,134
            *Medivation, Inc.......................    400      9,880
            *Mednax, Inc...........................  1,000     70,920
            *MedQuist Holdings, Inc................    600      6,192
             MEDTOX Scientific, Inc................    300      4,794
             Medtronic, Inc........................  8,668    361,889
             Merck & Co., Inc...................... 37,396  1,344,386

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CONTINUED

                                                          Shares     Value+
                                                          ------     -----

    Health Care -- (Continued)...........................
      *Merge Healthcare, Inc.............................    500 $    2,465
      #Meridian Bioscience, Inc..........................    300      7,413
      *Merit Medical Systems, Inc........................    600     13,992
      *Metropolitan Health Networks, Inc.................    900      3,798
      #*Mettler Toledo International, Inc................    600    112,440
      *Micromet, Inc.....................................    400      2,704
      .*MiddleBrook Pharmaceuticals, Inc.................    500         35
      *Molina Healthcare, Inc............................    700     30,100
      *MWI Veterinary Supply, Inc........................    230     19,129
      *Mylan, Inc........................................  1,613     40,196
      *Myrexis, Inc......................................    200        848
      *Myriad Genetics, Inc..............................  2,000     42,880
      *Nabi Biopharmaceuticals...........................  1,400      8,092
      #*Nanosphere, Inc..................................    600      1,782
      #National Healthcare Corp..........................    300     13,938
      *Natus Medical, Inc................................    600     10,182
      *Neurocrine Biosciences, Inc.......................    500      3,845
      *NeurogesX, Inc....................................    300      1,017
      *NovaMed, Inc......................................    200      2,650
      *Novavax, Inc......................................    700      1,796
      *NPS Pharmaceuticals, Inc..........................    544      5,641
      #*NuVasive, Inc....................................    700     21,623
      *NxStage Medical, Inc..............................    809     19,934
      *Obagi Medical Products, Inc.......................    500      6,415
       Omnicare, Inc.....................................  2,800     87,976
      *Omnicell, Inc.....................................    600      9,228
      *Onyx Pharmaceuticals, Inc.........................  1,200     45,084
      *Opko Health, Inc..................................  1,300      5,174
      *OraSure Technologies, Inc.........................  1,200     10,572
      #*Orexigen Therapeutics, Inc.......................    500      1,565
      #*Osiris Therapeutics, Inc.........................    600      4,254
       Owens & Minor, Inc................................  1,500     51,675
      *Pain Therapeutics, Inc............................    900      8,559
      *Palomar Medical Technologies, Inc.................    400      6,404
      *Par Pharmaceutical Cos., Inc......................    800     27,552
      *Parexel International Corp........................  1,200     33,312
      #Patterson Cos., Inc...............................    400     13,884
      *PDI, Inc..........................................    200      1,734
       PDL BioPharma, Inc................................  2,500     16,050
       PerkinElmer, Inc..................................  3,600    101,772
      #Perrigo Co........................................  1,000     90,360
       Pfizer, Inc....................................... 65,034  1,363,113
      #Pharmaceutical Products Development Service, Inc..  2,100     64,785
      *Pharmasset, Inc...................................    300     30,441
      *PharMerica Corp...................................    500      6,580
      *Pozen, Inc........................................    200      1,248
      *Progenics Pharmaceuticals, Inc....................    500      3,705
      *Providence Service Corp...........................    300      4,422
      #*PSS World Medical, Inc...........................  1,200     34,512
      #Quality Systems, Inc..............................    400     35,888
       Quest Diagnostics, Inc............................  1,892    106,671
      *Questcor Pharmaceuticals, Inc.....................    500     10,250
      #*Quidel Corp......................................    600      7,962
      *RadNet, Inc.......................................    700      2,569
      *Regeneration Technologies, Inc....................  1,200      3,480
      *Regeneron Pharmaceuticals, Inc....................  1,400     71,554
      *RehabCare Group, Inc..............................    600     22,542
      *Repligen Corp.....................................    800      3,216
      #*ResMed, Inc......................................    800     25,512
      *Rigel Pharmaceuticals, Inc........................    700      6,377
      *Rochester Medical Corp............................    200      2,310

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CONTINUED

                                                   Shares      Value+
                                                   ------      -----

           Health Care -- (Continued).............
             *Rockwell Medical Technologies, Inc..    300 $     3,081
             *Sangamo BioSciences, Inc............    600       4,308
             *Santarus, Inc.......................    700       2,177
             *SciClone Pharmaceuticals, Inc.......    600       2,646
             *Sirona Dental Systems, Inc..........  1,200      68,484
             *Skilled Healthcare Group, Inc.......    500       6,060
             *Solta Medical, Inc..................    930       3,376
             *SonoSite, Inc.......................    300      10,410
             *Spectranetics Corp..................    600       3,414
             *Spectrum Pharmaceuticals, Inc.......    900       8,100
              St. Jude Medical, Inc...............  1,500      80,160
             #*Staar Surgical Co..................    500       2,775
             *Stereotaxis, Inc....................  1,300       5,057
              Steris Corp.........................  1,200      43,248
              Stryker Corp........................  1,500      88,500
             *Sucampo Pharmaceuticals, Inc........    300       1,344
             *Sun Healthcare Group, Inc...........    400       4,716
             *Sunrise Senior Living, Inc..........  1,000      10,380
             *SurModics, Inc......................    200       3,072
             *Symmetry Medical, Inc...............    800       7,960
             *Synovis Life Technologies, Inc......    200       4,078
             *Synta Pharmaceuticals Corp..........    700       4,249
             *Targacept, Inc......................     88       2,128
             *Team Health Holdings, Inc...........    210       4,175
             *Techne Corp.........................    200      15,542
             #Teleflex, Inc.......................  1,100      69,311
             *Tenet Healthcare Corp...............  5,800      40,194
             *Theragenics Corp....................    600       1,170
             *Theravance, Inc.....................    588      16,317
             *Thermo Fisher Scientific, Inc.......  2,900     173,971
             *Thoratec Corp.......................  1,200      36,840
             *TomoTherapy, Inc....................  1,100       5,038
             *TranS1, Inc.........................    300       1,494
             *Transcept Pharmaceuticals, Inc......    100       1,005
             *Triple-S Management Corp............    500      10,470
              U.S. Physical Therapy, Inc..........    200       4,870
             #*United Therapeutics Corp...........    800      53,568
              UnitedHealth Group, Inc............. 15,900     782,757
              Universal American Corp.............  1,900      43,890
              Universal Health Services, Inc......  2,300     125,994
             *Varian Medical Systems, Inc.........    900      63,180
             *Vascular Solutions, Inc.............    200       2,556
             #*VCA Antech, Inc....................  1,900      46,740
             *Vertex Pharmaceuticals, Inc.........  1,000      55,020
             *Vical, Inc..........................    900       3,384
             *Viropharma, Inc.....................  1,700      32,793
             *Vital Images, Inc...................    400       7,456
             #*Warner Chilcott P.L.C..............  1,100      25,355
             *Waters Corp.........................    600      58,800
             #*Watson Pharmaceuticals, Inc........  2,200     136,444
             *WellCare Health Plans, Inc..........  1,000      43,810
              WellPoint, Inc......................  4,100     314,839
             #West Pharmaceutical Services, Inc...    600      28,344
             *Wright Medical Group, Inc...........    800      13,224
              Young Innovations, Inc..............    200       6,204
             *Zimmer Holdings, Inc................  1,644     107,271
             *Zoll Medical Corp...................    400      22,672
                                                          -----------
           Total Health Care......................         18,055,995
                                                          -----------

           Industrials -- (12.0%).................
             *3D Systems Corp.....................    500      20,860

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CONTINUED

                                                      Shares   Value+
                                                      ------   -----

           Industrials -- (Continued)................
              3M Co.................................. 3,100  $301,351
              A.O. Smith Corp........................ 1,400    61,558
             #AAON, Inc..............................   100     3,285
             *AAR Corp...............................   700    18,228
              ABM Industries, Inc.................... 1,500    36,480
             *Acacia Technologies Group..............   600    24,666
             *ACCO Brands Corp....................... 1,300    12,623
             #Aceto Corp.............................   600     4,806
              Actuant Corp. Class A..................   900    24,984
              Acuity Brands, Inc.....................   800    47,040
             *Advisory Board Co. (The)...............   300    14,016
             *Aecom Technology Corp.................. 4,452   121,362
             *Aerovironment, Inc.....................   400    11,460
             *AGCO Corp.............................. 2,700   155,466
             *Air Transport Services Group, Inc...... 1,000     8,180
              Aircastle, Ltd......................... 2,100    26,166
             #*AirTran Holdings, Inc................. 1,600    12,016
              Alamo Group, Inc.......................   200     5,722
             #*Alaska Air Group, Inc.................   300    19,761
              Albany International Corp..............   600    15,186
             #Allegiant Travel Co....................   400    17,948
             #*Alliant Techsystems, Inc..............   900    63,585
             *Altra Holdings, Inc....................   600    15,234
             *Amerco, Inc............................   300    30,516
             *American Railcar Industries, Inc.......   400    11,332
             *American Reprographics Co.............. 1,200    10,740
              American Science & Engineering, Inc....   100     8,810
              American Woodmark Corp.................   400     8,124
              Ameron International Corp..............   200    14,068
              Ametek, Inc............................   900    41,436
              Ampco-Pittsburgh Corp..................   100     2,687
             *APAC Customer Services, Inc............   500     2,855
             #Apogee Enterprises, Inc................   900    12,852
              Applied Industrial Technologies, Inc... 1,000    35,260
             *Argan, Inc.............................   200     1,880
             #Arkansas Best Corp.....................   200     4,602
             *Armstrong World Industries, Inc........ 1,200    53,700
             *Astec Industries, Inc..................   500    19,390
             *Atlas Air Worldwide Holdings, Inc......   500    34,455
              Avery Dennison Corp.................... 1,700    70,958
             #*Avis Budget Group, Inc................ 1,500    28,440
              AZZ, Inc...............................   300    13,134
             *Babcock & Wilcox Co. (The).............   700    21,987
             #Badger Meter, Inc......................   100     3,791
             *Baker (Michael) Corp...................   200     4,928
             #Barnes Group, Inc...................... 1,250    30,925
              Barrett Business Services, Inc.........   200     3,224
             *BE Aerospace, Inc...................... 2,700   104,193
             *Beacon Roofing Supply, Inc............. 1,000    22,320
              Belden, Inc............................   900    34,227
             *Blount International, Inc..............   700    11,620
             *BlueLinx Holdings, Inc.................   600     2,172
              Boeing Co. (The)....................... 4,500   359,010
              Brady Co. Class A...................... 1,550    58,450
              Briggs & Stratton Corp................. 1,800    42,462
              Brink's Co. (The)......................   800    26,408
             *Broadwind Energy, Inc.................. 1,700     2,805
             *BTU International, Inc.................   200     2,278
              Bucyrus International, Inc............. 1,500   137,175
             *Builders FirstSource, Inc..............   800     2,120
              C.H. Robinson Worldwide, Inc...........   300    24,054

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CONTINUED

                                                      Shares   Value+
                                                      ------   -----

           Industrials -- (Continued)................
             *CAI International, Inc.................   400  $ 10,064
             *Carlisle Cos., Inc..................... 1,800    89,172
              Cascade Corp...........................   300    13,740
             *Casella Waste Systems, Inc.............   900     6,084
              Caterpillar, Inc....................... 5,100   588,591
             #*CBIZ, Inc............................. 1,400    10,262
              CDI Corp...............................   500     7,410
             *CECO Environmental Corp................   600     3,426
             *Celadon Group, Inc.....................   500     7,385
             #*Cenveo, Inc........................... 1,000     6,480
             *Ceradyne, Inc..........................   600    28,116
             *Chart Industries, Inc..................   300    14,583
              Chase Corp.............................   200     3,306
              Cintas Corp............................ 1,900    58,995
              CIRCOR International, Inc..............   300    13,629
              CLAROC, Inc............................ 1,400    63,266
             *Clean Harbors, Inc.....................   400    39,400
             *Coleman Cable, Inc.....................   200     2,004
             *Colfax Corp............................   800    17,480
             *Columbus McKinnon Corp.................   500    10,000
              Comfort Systems USA, Inc...............   900    10,989
             *Commercial Vehicle Group, Inc..........   700    12,082
             *Consolidated Graphics, Inc.............   300    16,845
             #Con-way, Inc........................... 1,000    38,920
              Cooper Industries P.L.C................ 3,200   211,040
             *Copart, Inc............................ 1,800    81,666
              Corporate Executive Board Co...........   400    15,940
             *Corrections Corp. of America........... 3,600    89,604
             *CoStar Group, Inc......................   400    27,208
              Courier Corp...........................   400     5,480
              Covanta Holding Corp................... 3,600    61,812
             *CRA International, Inc.................   400    11,380
              Crane Co............................... 1,104    55,101
              CSX Corp............................... 1,600   125,904
              Cubic Corp.............................   600    32,448
              Cummins, Inc........................... 3,800   456,684
              Curtiss-Wright Corp....................   300     9,975
              Danaher Corp........................... 2,600   143,624
              Deere & Co............................. 2,800   273,000
             *Delta Air Lines, Inc................... 2,500    25,950
              Deluxe Corp............................   500    13,540
             *DigitalGlobe, Inc......................   300     8,700
             #*Dollar Thrifty Automotive Group, Inc..   500    34,465
             #Donaldson Co., Inc..................... 2,000   122,460
              Dover Corp............................. 2,600   176,904
              Ducommun, Inc..........................   200     4,550
             #Dun & Bradstreet Corp. (The)...........   600    49,308
             *DXP Enterprises, Inc...................   200     5,250
             *Dycom Industries, Inc.................. 1,000    14,860
              Dynamic Materials Corp.................   200     5,204
             #*Eagle Bulk Shipping, Inc.............. 1,000     3,430
              Eaton Corp............................. 6,200   331,886
             *EMCOR Group, Inc....................... 2,200    68,134
              Emerson Electric Co.................... 7,600   461,776
             #Encore Wire Corp.......................   600    16,746
             #*Ener1, Inc............................ 1,300     3,289
             #*Energy Conversion Devices, Inc........   800     1,600
             #*Energy Recovery, Inc.................. 1,000     3,090
              EnergySolutions, Inc................... 2,300    12,995
             *EnerSys................................ 1,200    45,468
              Ennis, Inc.............................   700    13,076

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CONTINUED

                                                         Shares     Value+
                                                         ------     -----

      Industrials -- (Continued).......................
        *EnPro Industries, Inc.........................     500 $   20,040
         Equifax, Inc..................................   1,000     37,530
         ESCO Technologies, Inc........................     500     18,340
        *Esterline Technologies Corp...................     600     43,080
         Expeditors International of Washington, Inc...     700     37,989
        *Exponent, Inc.................................     300     12,873
        #Fastenal Co...................................   1,100     73,799
         Federal Signal Corp...........................     700      4,725
         FedEx Corp....................................   1,525    145,897
        *Flanders Corp.................................     600      2,190
        *Flow International Corp.......................     800      3,448
         Flowserve Corp................................     300     37,986
         Fluor Corp....................................   2,137    149,462
        #Forward Air Corp..............................     400     13,448
        *Franklin Covey Co.............................     400      3,688
         Franklin Electric Co., Inc....................     500     22,555
        *Freightcar America, Inc.......................     400     11,992
        #*FTI Consulting, Inc..........................     700     27,930
        *Fuel Tech, Inc................................     500      4,055
        *FuelCell Energy, Inc..........................   1,200      2,052
        *Furmanite Corp................................     400      3,352
         G & K Services, Inc. Class A..................     500     16,550
         Gardner Denver Machinery, Inc.................   1,300    112,333
        #GATX Corp.....................................     600     25,362
        #*Genco Shipping & Trading, Ltd................     400      3,356
        *Gencor Industries, Inc........................     300      2,280
        #*General Cable Corp...........................   1,700     82,450
         General Dynamics Corp.........................   3,300    240,306
         General Electric Co........................... 119,117  2,435,943
        *Genesee & Wyoming, Inc........................     800     49,584
        *Genpact, Ltd..................................     400      6,436
        *GEO Group, Inc. (The).........................   1,720     45,890
        *GeoEye, Inc...................................     300     11,127
        *Gibraltar Industries, Inc.....................   1,000     11,680
         Goodrich Corp.................................     600     53,022
        #Gorman-Rupp Co. (The).........................     400     16,180
        *GP Strategies Corp............................     300      3,927
        *Graco, Inc....................................     700     35,021
        *Graftech International, Ltd...................   2,200     51,040
         Graham Corp...................................     200      4,576
         Granite Construction, Inc.....................     400     10,872
         Great Lakes Dredge & Dock Corp................   1,700     12,665
        *Greenbrier Cos., Inc..........................     500     13,535
        *Griffon Corp..................................   1,490     18,983
        *H&E Equipment Services, Inc...................     800     15,920
         Hardinge, Inc.................................     200      2,590
        *Harsco Corp...................................   1,400     49,840
        *Hawaiian Holdings, Inc........................     800      4,680
         Healthcare Services Group, Inc................     963     17,103
         Heartland Express, Inc........................   2,200     37,950
        #HEICO Corp....................................     312     15,050
         HEICO Corp. Class A...........................     625     22,225
        #Heidrick & Struggles International, Inc.......     505     11,817
         Herman Miller, Inc............................     900     23,418
        *Hertz Global Holdings, Inc....................   3,300     56,793
        *Hexcel Corp...................................     900     19,377
        *Hill International, Inc.......................   1,100      5,577
         HNI Corp......................................     700     19,264
        #*Hoku Corp....................................     300        612
         Honeywell International, Inc..................   2,100    128,583
         Horizon Lines, Inc............................     500        885

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CONTINUED

                                                       Shares   Value+
                                                       ------   -----

         Industrials -- (Continued)...................
           #Houston Wire & Cable Co...................   400  $  6,716
           *Hub Group, Inc. Class A...................   500    20,140
            Hubbell, Inc. Class B..................... 1,100    76,989
           *Hudson Highland Group, Inc................   800     4,824
           *Huntington Ingalls Industries, Inc........   316    12,640
           *Hurco Cos., Inc...........................   200     6,494
           *Huron Consulting Group, Inc...............   500    14,400
           *ICF International, Inc....................   700    17,052
           *IDEX Corp................................. 2,400   112,608
           *IHS, Inc..................................   600    52,944
           *II-VI, Inc................................   600    34,710
            Illinois Tool Works, Inc.................. 3,200   186,912
            Ingersoll-Rand P.L.C...................... 3,212   162,206
           #*Innerworkings, Inc.......................   800     7,176
           *Innovative Solutions & Support, Inc.......   300     1,701
           *Insituform Technologies, Inc.............. 1,000    25,310
            Insperity, Inc............................   500    15,145
            Insteel Industries, Inc...................   400     5,972
           *Integrated Electrical Services, Inc.......   300     1,014
            Interface, Inc. Class A................... 1,894    35,304
           *Interline Brands, Inc.....................   800    16,896
            International Shipholding Corp............   200     4,798
            Intersections, Inc........................   200     3,010
           #Iron Mountain, Inc........................ 2,400    76,440
            ITT Industries, Inc....................... 3,100   179,149
           *J.B. Hunt Transport Services, Inc.........   700    33,376
           #*Jacobs Engineering Group, Inc............ 2,600   128,986
           #*JetBlue Airways Corp..................... 7,100    40,186
            John Bean Technologies Corp...............   408     8,246
           #*Joy Global, Inc..........................   600    60,570
            Kaman Corp. Class A.......................   200     7,440
           *Kansas City Southern...................... 1,400    81,354
           *KAR Auction Services, Inc.................   563    10,978
            Kaydon Corp............................... 1,100    42,570
            KBR, Inc.................................. 4,012   153,940
           *Kelly Services, Inc. Class A..............   800    15,288
            Kennametal, Inc........................... 2,319    97,908
           *Kforce, Inc...............................   600     9,390
            Kimball International, Inc. Class B.......   900     6,732
           *Kirby Corp................................ 2,083   118,273
            Knight Transportation, Inc................ 1,800    32,418
            Knoll, Inc................................   700    13,741
           *Korn/Ferry International.................. 1,200    24,852
           *Kratos Defense & Security Solutions, Inc..   400     5,468
            L-3 Communications Holdings, Inc.......... 1,468   117,719
           *LaBarge, Inc..............................   400     7,656
           *Ladish Co., Inc...........................   300    17,010
           *Landstar System, Inc......................   400    18,960
           *Layne Christensen Co......................   500    14,880
           *LECG Corp.................................   400        30
            Lennox International, Inc.................   600    29,166
            Lincoln Electric Holdings, Inc............ 1,000    78,580
           #Lindsay Corp..............................   200    14,664
           *LMI Aerospace, Inc........................   200     4,010
           #Lockheed Martin Corp...................... 2,200   174,350
            LSI Industries, Inc.......................   600     4,974
           *Lydall, Inc...............................   500     4,875
           *M&F Worldwide Corp........................   400    10,036
           *Magnetek, Inc.............................   500     1,060
            Manitowoc Co., Inc. (The)................. 3,000    66,570
            Manpower, Inc............................. 1,781   117,991

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CONTINUED

                                                      Shares   Value+
                                                      ------   -----

          Industrials -- (Continued).................
             Marten Transport, Ltd...................   200  $  4,472
            #Masco Corp.............................. 9,400   126,148
            *MasTec, Inc.............................   600    13,608
            *McDermott International, Inc............ 4,813   111,132
             McGrath Rentcorp........................   600    17,034
            *Meritor, Inc............................ 1,440    24,782
            *Metalico, Inc...........................   800     5,072
             Met-Pro Corp............................   500     5,945
            #*Microvision, Inc....................... 1,300     2,028
            *Middleby Corp...........................   300    26,901
             Miller Industries, Inc..................   400     6,328
            #Mine Safety Appliances Co...............   700    27,776
            *Mobile Mini, Inc........................ 1,000    24,910
            *Moog, Inc...............................   900    39,708
            *MSC Industrial Direct Co., Inc. Class A.   900    64,431
             Mueller Industries, Inc.................   700    27,384
             Mueller Water Products, Inc............. 3,600    15,840
             Multi-Color Corp........................   200     4,132
            *MYR Group, Inc..........................   400     9,972
             NACCO Industries, Inc. Class A..........   100    10,523
            *Navigant Consulting, Inc................ 1,200    13,980
            *Navistar International Corp............. 2,200   152,944
            *NN, Inc.................................   300     5,259
             Nordson Corp............................ 1,600    91,152
             Norfolk Southern Corp................... 3,600   268,848
             Northrop Grumman Corp................... 2,600   165,386
            *Northwest Pipe Co.......................   100     2,406
            *Ocean Power Technologies, Inc...........   200       974
            *Old Dominion Freight Line, Inc.......... 1,200    44,904
            *Omega Flex, Inc.........................    93     1,312
            *On Assignment, Inc...................... 1,100    12,067
            *Orbital Sciences Corp................... 1,300    24,479
            *Orion Energy Systems, Inc...............   600     2,202
            *Orion Marine Group, Inc.................   400     4,132
            *Oshkosh Corp............................ 1,700    53,822
            *Owens Corning, Inc...................... 2,900   109,736
            *P.A.M. Transportation Services, Inc.....   100     1,137
             PACCAR, Inc............................. 2,000   106,220
            #*Pacer International, Inc...............   200     1,198
             Pall Corp............................... 1,100    64,284
             Parker Hannifin Corp.................... 2,400   226,368
            *Park-Ohio Holdings Corp.................   300     6,396
             Pentair, Inc............................ 2,600   104,416
            *PGT, Inc................................   625     1,550
            *Pike Electric Corp......................   700     7,112
            *Pinnacle Airlines Corp..................   200     1,090
            #Pitney Bowes, Inc....................... 2,500    61,400
            #*PMFG, Inc..............................   300     6,876
            *Polypore International, Inc.............   200    12,354
            *Powell Industries, Inc..................   100     3,952
            *PowerSecure International, Inc..........   500     3,925
            *PRGX Global, Inc........................   400     3,136
            *Quality Distribution, Inc...............   400     4,760
             Quanex Building Products Corp...........   400     8,384
            *Quanta Services, Inc.................... 4,233    91,771
             R. R. Donnelley & Sons Co............... 4,500    84,870
             Raven Industries, Inc...................   400    21,744
             Raytheon Co............................. 3,600   174,780
            *RBC Bearings, Inc.......................   300    11,778
             Regal-Beloit Corp....................... 1,133    85,870
             Resources Connection, Inc...............   900    13,311

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
                                                    Shares   Value+
                                                    ------   -----

             Industrials -- (Continued)............
                Robbins & Myers, Inc...............  1,157 $ 50,295
               #Robert Half International, Inc.....  1,500   45,495
                Rockwell Automation, Inc...........  2,200  191,686
                Rockwell Collins, Inc..............  1,800  113,580
               *Rollins, Inc.......................  1,650   34,600
               #Roper Industries, Inc..............  1,420  122,816
               #*RSC Holdings, Inc.................  1,800   23,706
               *Rush Enterprises, Inc. Class A.....    600   12,642
                Ryder System, Inc..................  2,000  107,000
               *Sauer-Danfoss, Inc.................  1,100   64,933
                Schawk, Inc........................    600   11,316
               #*School Specialty, Inc.............    400    5,924
               *SFN Group, Inc.....................  1,200   12,636
               *Shaw Group, Inc....................  2,501   97,289
                Simpson Manufacturing Co., Inc.....  1,777   49,614
                SkyWest, Inc.......................    900   14,877
               *SL Industries, Inc.................    100    2,117
                Southwest Airlines Co.............. 19,000  223,250
               *Spirit Aerosystems Holdings, Inc...  3,000   73,800
               #SPX Corp...........................  1,240  107,198
               *Standard Parking Corp..............    200    3,498
               #Standard Register Co...............    600    2,064
                Standex International Corp.........    300   10,968
               #Steelcase, Inc. Class A............  4,321   49,908
               #*Stericycle, Inc...................    300   27,384
               *Sterling Construction Co., Inc.....    400    5,996
                Sun Hydraulics, Inc................    200    9,298
               *SunPower Corp. Class B.............    956   20,430
               *SYKES Enterprises, Inc.............    948   18,988
                TAL International Group, Inc.......    800   28,840
               *Taser International, Inc...........  1,400    6,244
               *Team, Inc..........................    400    9,980
               *Tecumseh Products Co. Class A......    400    4,096
               *Teledyne Technologies, Inc.........    600   30,294
                Tennant Co.........................    400   16,408
               *Terex Corp.........................  3,700  128,686
               *Tetra Tech, Inc....................  1,400   33,068
                Textainer Group Holdings, Ltd......  1,200   42,552
               #Textron, Inc.......................  1,500   39,150
               *Thomas & Betts Corp................  1,400   81,158
               *Timken Co..........................  3,000  169,170
               #Titan International, Inc...........    499   15,414
               *Titan Machinery, Inc...............    400   12,584
                Toro Co............................    700   47,537
                Towers Watson & Co.................    700   40,152
               *Trailer Bridge, Inc................    100      252
               *TransDigm Group, Inc...............  1,000   83,300
               *TRC Cos., Inc......................    500    2,500
               *Trex Co., Inc......................    400   12,832
               *TriMas Corp........................    600   13,926
               #Trinity Industries, Inc............  1,300   47,060
               #Triumph Group, Inc.................    400   34,448
               *TrueBlue, Inc......................  1,000   14,080
                Tutor Perini Corp..................  1,100   29,326
                Twin Disc, Inc.....................    200    6,814
                Tyco International, Ltd............  7,804  380,367
               *Ultralife Corp.....................    200      880
                UniFirst Corp......................    300   15,528
                Union Pacific Corp.................  2,100  217,287
               #*United Continental Holdings, Inc..  4,185   95,502
                United Parcel Service, Inc.........  4,739  355,283

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CONTINUED


                                                   Shares      Value+
                                                   ------      -----

          Industrials -- (Continued)..............
            *United Rentals, Inc..................  1,400 $    41,188
             United Stationers, Inc...............    300      21,618
             United Technologies Corp.............  9,300     833,094
            #Universal Forest Products, Inc.......    500      16,145
            *Universal Truckload Services, Inc....    200       3,168
            *UQM Technologies, Inc................    500       1,395
            *URS Corp.............................  2,226      99,614
            #*US Airways Group, Inc...............  1,400      12,726
             US Ecology, Inc......................    200       3,672
            *USA Truck, Inc.......................    200       2,490
            #*USG Corp............................  1,700      26,214
             UTi Worldwide, Inc...................  1,500      33,615
             Valmont Industries, Inc..............    501      52,755
            *Verisk Analytics, Inc. Class A.......    300       9,870
             Viad Corp............................    300       7,443
            #Vicor Corp...........................    600      10,026
            #*Vishay Precision Group, Inc.........    335       5,528
            *Volt Information Sciences, Inc.......    500       5,375
             VSE Corp.............................    200       5,638
            #W.W. Grainger, Inc...................    400      60,640
            *Wabtec Corp..........................    900      64,242
            #*Waste Connections, Inc..............  3,088      95,033
            #Waste Management, Inc................    100       3,946
            #Watsco, Inc. Class A.................    500      35,445
             Watts Water Technologies, Inc........    600      23,220
            *WCA Waste Corp.......................    110         657
            #Werner Enterprises, Inc..............  1,300      34,021
            #*WESCO International, Inc............  1,100      68,145
            *Woodward, Inc........................  1,400      51,870
                                                          -----------
             Total Industrials....................         21,250,407
                                                          -----------

          Information Technology -- (14.0%).......
            *Accelrys, Inc........................  1,375      10,409
            *Accenture P.L.C. Class A.............  4,261     243,431
            *ACI Worldwide, Inc...................    600      19,824
            *Acme Packet, Inc.....................    400      33,044
            *Acorn Energy, Inc....................    200         810
             Activision Blizzard, Inc.............  2,000      22,780
            *Actuate Corp.........................    700       4,081
            *Acxiom Corp..........................  1,500      21,840
            *Adobe Systems, Inc...................  4,650     156,007
            *ADPT Corp............................  3,000       8,580
            #*Adtran, Inc.........................  1,600      66,032
            *Advanced Analogic Technologies, Inc..    500       2,130
            #*Advanced Micro Devices, Inc......... 15,900     144,690
            #*Advent Software, Inc................    400      10,892
            *Akamai Technologies, Inc.............    500      17,220
            *Alliance Data Systems Corp...........    400      38,000
             Altera Corp..........................  1,600      77,920
            *Amdocs, Ltd..........................  3,700     113,775
             American Software, Inc. Class A......    400       3,112
            *Amkor Technology, Inc................  3,500      23,450
            *Amtech Systems, Inc..................    200       4,576
             Analog Devices, Inc..................  2,300      92,713
            *Anaren, Inc..........................    200       3,318
            #*Ancestry.com, Inc...................  1,167      53,332
             Anixter International, Inc...........  1,000      75,140
            *Ansys, Inc...........................    400      22,116
            *AOL, Inc.............................  2,064      42,064
            *Apple, Inc...........................  8,953   3,117,703
             Applied Materials, Inc............... 11,500     180,435

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
                                                     Shares   Value+
                                                     ------   -----

           Information Technology -- (Continued)....
             *Applied Micro Circuits Corp...........  1,000 $ 10,480
             *Ariba, Inc............................  1,700   59,109
             *Arris Group, Inc......................  2,800   33,600
             *Arrow Electronics, Inc................    400   18,236
             *Aruba Networks, Inc...................    500   17,965
             *Atheros Communications, Inc...........    400   17,944
             *Atmel Corp............................  8,542  130,693
             *Autodesk, Inc.........................  3,007  135,255
              Automatic Data Processing, Inc........  2,000  108,700
             *Aviat Networks, Inc...................    873    4,470
             *Avid Technology, Inc..................    950   17,651
             *Avnet, Inc............................  2,800  101,696
              AVX Corp..............................  4,000   65,240
             *Aware, Inc............................    500    1,690
              Bel Fuse, Inc. Class B................    200    4,026
             *Benchmark Electronics, Inc............  1,500   25,350
             *BigBand Networks, Inc.................  1,000    2,560
             #Blackbaud, Inc........................    500   13,830
             #*Blackboard, Inc......................    400   19,244
             *Blue Coat Systems, Inc................    400   11,520
             *BMC Software, Inc.....................  1,100   55,253
             *Brightpoint, Inc......................    500    5,060
             #*Broadcom Corp........................  2,452   86,261
              Broadridge Financial Solutions, Inc...  2,400   55,776
             *Brocade Communications Systems, Inc...  5,500   34,375
              CA, Inc...............................  3,350   82,376
             *CACI International, Inc...............    700   42,777
             *Cadence Design Systems, Inc...........  2,600   26,988
             *CalAmp Corp...........................    700    2,233
             *Calix, Inc............................    146    3,192
             *Callidus Software, Inc................    400    2,764
             *Cardtronics, Inc......................    700   14,875
             *Cascade Microtech, Inc................    300    1,977
             *Checkpoint Systems, Inc...............  1,000   21,060
             *China Information Technology, Inc.....    600    1,572
             *Ciber, Inc............................  1,500    8,580
              Cisco Sytems, Inc..................... 50,186  881,266
             *Clearfield, Inc.......................    600    3,534
              Cognex Corp...........................    600   18,768
             *Cognizant Technology Solutions Corp...    800   66,320
             *Cogo Group, Inc.......................    700    5,747
             *Coherent, Inc.........................    600   37,506
              Communications Systems, Inc...........    100    1,590
             *CommVault Systems, Inc................    300   11,817
              Computer Sciences Corp................  1,513   77,133
             *Computer Task Group, Inc..............    100    1,485
             *Compuware Corp........................  6,680   75,684
             *comScore, Inc.........................    600   17,886
              Comtech Telecommunications Corp.......    300    8,490
             *Comverge, Inc.........................    500    1,930
             #*Concur Technologies, Inc.............    600   34,722
             #*Constant Contact, Inc................    127    3,519
             *Convergys Corp........................  1,700   24,650
             *CoreLogic, Inc........................    500    9,205
             *Corning, Inc..........................    183    3,832
             *Cray, Inc.............................    500    3,360
             #*Cree, Inc............................  1,300   52,962
             *CSG Systems International, Inc........    500   10,620
             #CTC Media, Inc........................    700   16,499
             *Cymer, Inc............................    200    9,622
             *Cypress Semiconductor Corp............  4,600  100,096

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
                                                         Shares   Value+
                                                         ------   -----

       Information Technology -- (Continued)............
          Daktronics, Inc...............................    600 $  6,438
         *Datalink Corp.................................    200    1,594
          DDi Corp......................................    400    3,844
         *DealerTrack Holdings, Inc.....................    600   13,476
         *Dell, Inc..................................... 18,800  291,588
         *Deltek, Inc...................................    600    4,500
         #*DemandTec, Inc...............................    300    3,321
         *DG FastChannel, Inc...........................    400   14,636
         *Dice Holdings, Inc............................  1,300   23,829
         *Diebold, Inc..................................  1,300   43,940
         *Digi International, Inc.......................    700    8,267
         *Digimarc Corp.................................     88    2,375
         #*Digital River, Inc...........................    644   20,956
         *Diodes, Inc...................................  1,200   41,064
         *Dolby Laboratories, Inc.......................    200   10,012
          DST Systems, Inc..............................    600   29,586
         *DTS, Inc......................................    200    8,812
         *Dynamics Research Corp........................    300    4,458
         #Earthlink, Inc................................  2,100   17,262
         *eBay, Inc.....................................  8,900  306,160
         #*Ebix, Inc....................................    600   13,710
         *Echelon Corp..................................    700    6,657
         *EchoStar Corp.................................    900   33,372
         *Electronic Arts, Inc..........................  1,700   34,306
         *Electronics for Imaging, Inc..................    500    8,980
         *EMC Corp...................................... 16,721  473,873
         *EMS Technologies, Inc.........................    100    2,526
         *Emulex Corp...................................  1,300   12,597
         *Entegris, Inc.................................  3,000   25,890
         #*Entropic Communications, Inc.................    924    8,094
         *Epicor Software Corp..........................  1,300   16,250
          EPIQ Systems, Inc.............................    400    5,692
         *ePlus, Inc....................................    400   11,060
         *Equinix, Inc..................................    316   31,809
         *Euronet Worldwide, Inc........................    868   16,275
         *ExlService Holdings, Inc......................    500   10,360
         *F5 Networks, Inc..............................  1,000  101,360
         #FactSet Research Systems, Inc.................    304   33,261
          Fair Isaac Corp...............................    900   26,892
         *Fairchild Semiconductor International, Inc....  3,100   65,007
         *FalconStor Software, Inc......................    800    3,408
         *Faro Technologies, Inc........................    400   17,268
         *FEI Co........................................    700   22,722
          Fidelity National Information Services, Inc...  5,730  189,663
         #*First Solar, Inc.............................    800  111,656
         *Fiserv, Inc...................................  1,000   61,310
          FLIR Systems, Inc.............................  1,150   40,503
          Forrester Research, Inc.......................    500   19,755
         *FSI International, Inc........................    700    3,220
         *Gartner Group, Inc............................  1,000   42,910
         *Gerber Scientific, Inc........................    800    7,648
         *Global Cash Access, Inc.......................  1,500    4,950
         *Global Payments, Inc..........................    500   26,620
         *Globecomm Systems, Inc........................    300    4,296
         *Google, Inc...................................  1,113  605,583
         *GSI Commerce, Inc.............................    600   17,562
         *GSI Technology, Inc...........................    600    5,346
         #*GT Solar International, Inc..................  1,300   14,521
         *Hackett Group, Inc............................    800    3,472
         #Harris Corp...................................  1,000   53,130
          Heartland Payment Systems, Inc................    405    8,084

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
                                                    Shares     Value+
                                                    ------     -----

          Information Technology -- (Continued)....
             Hewlett-Packard Co.................... 22,700 $  916,399
            *Hutchinson Technology, Inc............  1,000      2,670
            *Hypercom Corp.........................    500      5,985
            *I.D. Systems, Inc.....................    400      1,792
            *IAC/InterActiveCorp...................  2,100     75,831
             iGATE Corp............................    900     15,264
            *iGo, Inc..............................    500      1,475
            #*Imation Corp.........................    800      8,216
            *Infinera Corp.........................  1,400     10,948
            *Informatica Corp......................    600     33,606
            *InfoSpace, Inc........................    500      4,500
            *Ingram Micro, Inc. Class A............  2,400     44,952
            *Innodata Isogen, Inc..................    400      1,036
            *Integral Systems, Inc.................    200      2,498
            *Integrated Device Technology, Inc.....  2,000     16,270
            *Integrated Silicon Solution, Inc......    900      8,694
             Intel Corp............................ 38,246    886,925
            *Interactive Intelligence, Inc.........    100      3,742
            #InterDigital, Inc.....................    400     18,516
            *Intermec, Inc.........................  1,600     18,368
            *Internap Network Services Corp........    900      7,281
            #International Business Machines Corp.. 10,750  1,833,735
            *International Rectifier Corp..........  1,700     58,752
            #Intersil Corp. Class A................  1,600     23,632
            *Intevac, Inc..........................    300      3,669
            *Intuit, Inc...........................  2,400    133,344
            *IPG Photonics Corp....................    600     41,676
            *Itron, Inc............................  1,200     65,316
            *Ixia..................................    872     14,248
            *IXYS Corp.............................    800     12,688
            #*j2 Global Communications, Inc........    900     26,514
             Jabil Circuit, Inc....................  3,500     69,440
            *Jack Henry & Associates, Inc..........  1,600     54,352
            *JDA Software Group, Inc...............    651     21,333
            *JDS Uniphase Corp.....................  5,567    116,016
            *Juniper Networks, Inc.................  4,500    172,485
            *Kenexa Corp...........................    400     11,768
            *KIT Digital, Inc......................    500      5,755
             KLA-Tencor Corp.......................    400     17,560
            *Knot, Inc. (The)......................    750      7,658
            *Kulicke & Soffa Industries, Inc.......  1,400     12,684
            *KVH Industries, Inc...................    300      3,930
            #*L-1 Identity Solutions, Inc..........  2,100     24,633
            *Lam Research Corp.....................  1,200     57,972
            *Lattice Semiconductor Corp............  2,200     14,938
            *Lawson Software, Inc..................  3,500     38,745
             Lender Processing Services, Inc.......    600     17,658
            *Lexmark International, Inc............  2,000     64,500
            *Limelight Networks, Inc...............  1,900     12,103
            #Linear Technology Corp................    300     10,440
            *Lionbridge Technologies, Inc..........    700      2,359
            *Liquidity Services, Inc...............    500      9,725
             Littlefuse, Inc.......................    600     37,326
            *LoopNet, Inc..........................    600     11,148
            *Loral Space & Communications, Inc.....    400     27,960
            *LSI Corp..............................  6,950     50,944
            *LTX-Credence Corp.....................    600      5,202
            *Magma Design Automation, Inc..........  1,000      6,360
            *Manhattan Associates, Inc.............    500     18,075
            *ManTech International Corp. Class A...    300     13,167
             Marchex, Inc..........................    700      4,942

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
                                                    Shares     Value+
                                                    ------     -----

           Information Technology -- (Continued)...
             *Marvell Technology Group, Ltd........  1,700 $   26,231
              MasterCard, Inc. Class A.............    400    110,356
             *Mattson Technology, Inc..............    700      1,624
             *Maxim Integrated Products, Inc.......  3,800    103,892
              Maximus, Inc.........................    300     23,997
             *Maxwell Technologies, Inc............    400      7,132
             *Measurement Specialties, Inc.........    200      6,956
             *MEMC Electronic Materials, Inc.......  2,500     29,575
             *MEMSIC, Inc..........................    500      1,745
             *Mentor Graphics Corp.................  2,200     32,450
             *Mercury Computer Systems, Inc........    600     11,586
              Micrel, Inc..........................    800     10,248
             #Microchip Technology, Inc............  1,050     43,092
             *Micron Technology, Inc............... 15,424    174,137
             *MICROS Systems, Inc..................  1,400     72,828
             *Microsemi Corp.......................    800     18,880
              Microsoft Corp....................... 61,952  1,611,991
             *MicroStrategy, Inc...................    200     28,260
              MKS Instruments, Inc.................    744     21,115
              ModusLink Global Solutions, Inc......  1,100      5,764
              Molex, Inc. Class A..................  1,600     36,032
             *MoneyGram International, Inc.........  1,800      7,128
             *Monotype Imaging Holdings, Inc.......    800     10,880
             *Motorola Mobility Holdings, Inc......  3,612     94,129
             *Motorola Solutions, Inc..............  4,128    189,393
             *Move, Inc............................  1,600      3,824
             *Multi-Fineline Electronix, Inc.......    400     10,652
             *Nanometrics, Inc.....................    386      6,242
             *National Instruments Corp............  2,104     63,835
              National Semiconductor Corp..........  1,500     36,180
             *NCI, Inc. Class A....................    100      2,461
             *NetApp, Inc..........................  2,700    140,346
             *NETGEAR, Inc.........................    400     16,700
             *NetList, Inc.........................    400        948
             *NetScout Systems, Inc................    900     23,031
             #*NetSuite, Inc.......................    249      8,618
             *Network Engines, Inc.................  1,000      1,780
             *Network Equipment Technologies, Inc..    600      2,022
             *NeuStar, Inc.........................  1,400     37,646
             *Novatel Wireless, Inc................    400      2,480
             *Novellus Systems, Inc................  1,000     32,100
             #*Nuance Communications, Inc..........  1,500     31,050
             *Nvidia Corp..........................  4,000     80,000
             #*Oclaro, Inc.........................    140      1,570
             *OmniVision Technologies, Inc.........    700     23,520
             *ON Semiconductor Corp................  5,000     52,550
             *Online Resources Corp................    500      1,910
             *OpenTable, Inc.......................    100     11,129
             *Openwave Systems, Inc................  1,900      3,990
             *Oplink Communications, Inc...........    600     11,880
              OPNET Technologies, Inc..............    400     15,664
             *Opnext, Inc..........................    930      2,195
              Oracle Corp.......................... 23,475    846,274
             *OSI Systems, Inc.....................    300     11,517
             *PAR Technology Corp..................    300      1,272
             *Parametric Technology Corp...........  2,600     63,102
             *PC Connection, Inc...................    500      4,440
             *PC Mall, Inc.........................    200      1,954
             *PC-Tel, Inc..........................    226      1,650
             *Perceptron, Inc......................    200      1,252
             *Perficient, Inc......................    500      6,245

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CONTINUED


                                                      Shares   Value+
                                                      ------   -----

           Information Technology -- (Continued).....
             *Pericom Semiconductor Corp.............    500 $  4,545
             *Pervasive Software, Inc................    400    2,720
              Plantronics, Inc.......................  1,200   44,484
             *Plexus Corp............................    800   29,192
             *PMC-Sierra, Inc........................  3,700   29,674
             *Polycom, Inc...........................  2,400  143,592
              Power Integrations, Inc................    300   12,102
             #*Power-One, Inc........................  2,000   16,520
             *Progress Software Corp.................    900   26,685
              Pulse Electronics Corp.................    400    2,392
             *QLogic Corp............................  2,200   39,556
              QUALCOMM, Inc.......................... 12,700  721,868
             *Quantum Corp...........................  2,500    7,950
             *Quest Software, Inc....................  1,800   46,368
             #*Rackspace Hosting, Inc................  1,136   52,472
             *Radiant Systems, Inc...................    700   13,944
             *RadiSys Corp...........................    600    5,286
             *Rambus, Inc............................    300    5,970
             *RealNetworks, Inc......................  2,800   10,360
             *Red Hat, Inc...........................    600   28,482
              Renaissance Learning, Inc..............    200    2,398
             *RF Micro Devices, Inc..................  5,400   35,964
              Richardson Electronics, Ltd............    500    6,740
             *RightNow Technologies, Inc.............    200    7,236
              Rimage Corp............................    100    1,496
             #*Riverbed Technology, Inc..............  1,200   42,168
             *Rofin-Sinar Technologies, Inc..........    500   21,655
             #*Rosetta Stone, Inc....................    200    2,816
             *Rovi Corp..............................  1,621   78,716
             *S1 Corp................................  1,200    8,244
             *Saba Software, Inc.....................    600    6,090
             #*SAIC, Inc.............................  2,600   45,240
             #*Salesforce.com, Inc...................    500   69,300
             *Sandisk Corp...........................  4,100  201,474
             *Sanmina-SCI Corp.......................  1,500   17,580
             *Sapient Corp...........................  2,400   30,300
             *SAVVIS, Inc............................    475   18,696
             *SeaChange International, Inc...........    500    5,355
             *Seagate Technology.....................  5,800  102,196
             *ShoreTel, Inc..........................    600    6,270
             *Silicon Graphics International Corp....    600   11,028
             #*Silicon Laboratories, Inc.............    626   27,281
             *Skyworks Solutions, Inc................    600   18,876
             *Smart Modular Technologies (WWH), Inc..    900    8,226
             *Smith Micro Software, Inc..............    600    4,632
             *SolarWinds, Inc........................    500   12,115
             *Solera Holdings, Inc...................    800   44,000
             #*Sourcefire, Inc.......................    400   10,648
             *Spansion, Inc. Class A.................    305    6,008
             *SRA International, Inc.................    800   24,792
             *SRS Labs, Inc..........................    400    3,260
             *StarTek, Inc...........................    200    1,088
             #*STEC, Inc.............................    900   18,828
             *Stratasys, Inc.........................    200   10,770
             *SuccessFactors, Inc....................    804   27,875
             #*SunPower Corp. Class A................    200    4,354
             *Super Micro Computer, Inc..............    300    5,118
             *Support.com, Inc.......................  1,000    5,730
             *Sycamore Networks, Inc.................    300    7,350
             *Symantec Corp..........................  6,600  129,690
             #*Synaptics, Inc........................    300    8,526

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
                                                   Shares      Value+
                                                   ------      -----

          Information Technology -- (Continued)...
            *Synchronoss Technologies, Inc........    500 $    16,130
            *SYNNEX Corp..........................    400      13,412
            *Synopsys, Inc........................  2,600      71,214
             Syntel, Inc..........................    400      21,872
            #*Take-Two Interactive Software, Inc..  1,500      24,270
            *Taleo Corp...........................    409      14,834
            *Tech Data Corp.......................  1,100      58,443
            *TechTarget, Inc......................    844       7,292
            *TeleCommunication Systems, Inc.......    700       3,227
            *TeleTech Holdings, Inc...............  1,100      21,857
             Tellabs, Inc......................... 15,000      73,800
             Telular Corp.........................    100         699
            *Teradata Corp........................  1,200      67,104
            *Teradyne, Inc........................  5,400      86,940
             Texas Instruments, Inc...............  7,900     280,687
             TheStreet.com, Inc...................    700       2,520
            #*THQ, Inc............................  1,500       6,060
            *TIBCO Software, Inc..................  3,100      92,969
            *Tier Technologies, Inc...............    400       2,236
            *TNS, Inc.............................    400       6,572
             Total System Services, Inc...........    200       3,770
            *Transact Technologies, Inc...........    300       3,474
            #*Trimble Navigation, Ltd.............  1,600      74,944
            *Triquint Semiconductor, Inc..........  2,800      38,556
            *Tyler Technologies, Inc..............    400       9,916
            *Ultimate Software Group, Inc.........     51       2,856
            *Ultratech, Inc.......................    500      15,655
            *Unisys Corp..........................    800      23,744
             United Online, Inc...................  1,700      11,220
            #*Universal Display Corp..............    500      27,470
            #*ValueClick, Inc.....................  1,400      23,450
            *VeriFone Systems, Inc................  1,400      76,748
             VeriSign, Inc........................    600      22,176
            *Viasat, Inc..........................    500      19,960
            *Video Display Corp...................     37         134
            #Virnetx Holding Corp.................    700      17,745
            *Virtusa Corp.........................    504       9,405
             Visa, Inc............................  2,200     171,864
            #*Vishay Intertechnology, Inc.........  4,700      89,676
            *VistaPrint NV........................    499      27,146
            *VMware, Inc. Class A.................    500      47,715
            *Vocus, Inc...........................    400      11,852
            *Web.com Group, Inc...................    400       6,312
            #*WebMD Health Corp...................    500      28,935
            *Websense, Inc........................    587      15,139
            *Western Digital Corp.................  3,700     147,260
            *Wright Express Corp..................    700      39,431
             Xerox Corp........................... 23,490     237,014
             Xilinx, Inc..........................  2,300      80,178
            *X-Rite, Inc..........................  1,700       8,347
            *Yahoo!, Inc.......................... 13,771     244,435
            *Zebra Technologies Corp. Class A.....  1,200      47,148
            *Zix Corp.............................    600       1,980
            *Zygo Corp............................    300       4,485
                                                          -----------
             Total Information Technology.........         24,657,500
                                                          -----------

             Materials -- (4.7%)..................
             A. Schulman, Inc.....................    627      15,876
            *A.M. Castle & Co.....................    600      11,328
            *AEP Industries, Inc..................    100       3,033
             Air Products & Chemicals, Inc........  2,100     200,592

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CONTINUED


                                                         Shares   Value+
                                                         ------   -----

       Materials -- (Continued).........................
          Airgas, Inc...................................    600 $ 41,670
         #AK Steel Holding Corp.........................  1,500   24,375
          Albemarle Corp................................  1,200   84,660
          Alcoa, Inc.................................... 11,200  190,400
         #Allegheny Technologies, Inc...................    806   58,032
         *Allied Nevada Gold Corp.......................    800   34,448
         #AMCOL International Corp......................    500   18,610
         *American Pacific Corp.........................    200    1,234
          American Vanguard Corp........................    500    4,460
         *AptarGroup, Inc...............................  1,100   57,695
         *Arabian American Development Co...............    500    2,040
          Ashland, Inc..................................  1,965  121,987
          Balchem Corp..................................    534   21,194
          Ball Corp.....................................  2,000   74,620
          Bemis Co., Inc................................  4,244  133,007
         #Boise, Inc....................................  2,200   21,604
          Buckeye Technologies, Inc.....................  1,950   54,912
          Cabot Corp....................................  1,200   53,820
         *Calgon Carbon Corp............................  1,700   29,172
          Carpenter Technology Corp.....................    700   35,882
         *Celanese Corp. Class A........................  1,300   64,896
         *Century Aluminum Co...........................  1,400   27,972
          CF Industries Holdings, Inc...................  1,275  180,476
         *Clearwater Paper Corp.........................    200   15,696
          Cliffs Natural Resources, Inc.................    900   84,348
         *Coeur d'Alene Mines Corp......................  1,900   60,249
          Commercial Metals Co..........................  1,400   23,464
          Compass Minerals International, Inc...........    300   29,283
         *Contango ORE, Inc.............................     50      870
         *Crown Holdings, Inc...........................  1,300   48,620
          Cytec Industries, Inc.........................    900   52,812
          Deltic Timber Corp............................    200   13,560
          Domtar Corp...................................  1,600  148,832
          Dow Chemical Co. (The)........................  9,500  389,405
          E.I. du Pont de Nemours & Co..................  7,100  403,209
         #Eagle Materials, Inc..........................  1,100   31,999
          Eastman Chemical Co...........................  1,000  107,250
          Ecolab, Inc...................................  2,300  121,348
         *Ferro Corp....................................  1,400   21,000
         *Flotek Industries, Inc........................    200    1,916
          FMC Corp......................................    600   52,968
          Freeport-McMoRan Copper & Gold, Inc. Class B..  3,398  186,992
         #*General Moly, Inc............................    805    4,122
         *Georgia Gulf Corp.............................    300   11,814
          Globe Specialty Metals, Inc...................    500   11,255
         *Golden Minerals, Co...........................    100    2,000
         *Graphic Packaging Holding Co..................  6,100   33,489
          Greif, Inc. Class A...........................    400   24,840
          H.B. Fuller Co................................  2,200   48,070
          Hawkins, Inc..................................    200    9,408
          Haynes International, Inc.....................    300   16,212
         *Headwaters, Inc...............................  1,600    8,736
         *Hecla Mining Co...............................  3,700   34,817
         *Horsehead Holding Corp........................  1,758   27,724
          Huntsman Corp.................................  6,900  143,865
          Innophos Holdings, Inc........................    200    9,268
         *Innospec, Inc.................................    500   18,830
          International Flavors & Fragrances, Inc.......    600   38,112
          International Paper Co........................  8,700  268,656
         #*Intrepid Potash, Inc.........................  1,500   51,390
          Kaiser Aluminum Corp..........................    150    7,516

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CONTINUED


                                                       Shares   Value+
                                                       ------   -----

          Materials -- (Continued)....................
            *KapStone Paper & Packaging Corp.......... 1,800  $ 31,284
             KMG Chemicals, Inc.......................   300     6,177
             Kronos Worldwide, Inc....................   600    36,936
            *Landec Corp..............................   600     3,888
            *Louisiana-Pacific Corp................... 7,400    68,820
            *LSB Industries, Inc......................   300    12,105
            *Lubrizol Corp............................ 1,100   147,972
            #Martin Marietta Materials, Inc...........   300    27,357
            *Materion Corp............................   400    16,704
             MeadWestavco Corp........................ 4,900   165,081
            *Mercer International, Inc................   800     9,736
             Minerals Technologies, Inc...............   500    34,000
             Monsanto Co.............................. 2,100   142,884
            #*Mosaic Co. (The)........................   600    44,916
             Myers Industries, Inc....................   800     8,536
             Nalco Holding Co......................... 1,700    49,657
             Neenah Paper, Inc........................   600    13,998
             NewMarket Corp...........................   200    36,864
            #Newmont Mining Corp...................... 2,123   124,429
             NL Industries, Inc.......................   400     5,696
             Nucor Corp............................... 2,500   117,400
             Olin Corp................................ 2,200    56,628
             Olympic Steel, Inc.......................   300     8,811
            *OM Group, Inc............................   700    25,368
            *Omnova Solutions, Inc....................   800     6,800
            *Owens-Illinois, Inc...................... 1,400    41,538
             P.H. Glatfelter Co.......................   900    12,240
             Packaging Corp. of America............... 2,300    65,619
            *Penford Corp.............................   200     1,122
             PolyOne Corp.............................   900    13,032
             PPG Industries, Inc...................... 1,300   123,071
             Praxair, Inc............................. 2,800   297,976
             Quaker Chemical Corp.....................   400    18,072
             Reliance Steel & Aluminum Co............. 2,300   130,203
            #Rock-Tenn Co. Class A.................... 1,000    69,070
            *Rockwood Holdings, Inc................... 1,600    90,784
             Royal Gold, Inc..........................   945    57,626
            *RPM International, Inc................... 1,800    42,300
            *RTI International Metals, Inc............   200     6,388
            #Schnitzer Steel Industries, Inc. Class A.   500    31,035
            #Schweitzer-Maudoit International, Inc....   300    15,552
             Scotts Miracle-Gro Co. Class A (The).....   800    45,176
             Sealed Air Corp.......................... 5,900   152,043
            *Senomyx, Inc.............................   500     3,040
             Sensient Technologies Corp............... 1,200    45,468
            #Sherwin-Williams Co...................... 1,000    82,290
            #Sigma-Aldrich Corp....................... 1,400    98,812
             Silgan Holdings, Inc..................... 1,600    73,376
            #*Solitario Exploration & Royalty Corp.... 1,000     2,690
            *Solutia, Inc............................. 2,400    63,240
            #*Sonoco Products Co...................... 1,800    62,208
            *Southern Copper Corp..................... 4,100   153,586
            *Spartech Corp............................ 1,000     7,140
             Steel Dynamics, Inc...................... 3,343    60,809
             Stepan Co................................   100     7,197
            #*Stillwater Mining Co.................... 2,300    52,463
             Synalloy Corp............................   300     4,500
             Temple-Inland, Inc....................... 4,100    96,473
             Texas Industries, Inc....................   700    29,519
            *Titanium Metals Corp..................... 4,200    84,126
            *U.S. Gold Corp........................... 1,855    17,437

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CONTINUED


                                                         Shares     Value+
                                                         ------     -----

      Materials -- (Continued)..........................
        *United States Lime & Minerals, Inc.............    200 $    8,272
        #United States Steel Corp.......................  2,600    124,046
         Valhi, Inc.....................................  1,400     44,296
         Valspar Corp...................................  3,800    149,378
        #Vulcan Materials Co............................  1,200     54,240
        *Walter Energy, Inc.............................    200     27,644
         Wausau Paper Corp..............................    900      6,075
         Westlake Chemical Corp.........................    700     45,955
        #Weyerhaeuser Co................................ 13,438    309,208
         Worthington Industries, Inc....................  2,700     58,239
        *WR Grace & Co..................................    600     27,216
         Zep, Inc.......................................    200      3,800
        *Zoltek Cos., Inc...............................    700      8,995
                                                                ----------
      Total Materials...................................         8,358,572
                                                                ----------

      Other -- (0.0%)...................................
        #*Atlas Energy, Inc. Escrow Shares..............  2,800         --
        *J. Crew Group, Inc. Escrow Shares..............    700         --
                                                                ----------
      Total Other.......................................                --
                                                                ----------

      Telecommunication Services -- (2.6%)..............
         AboveNet, Inc..................................    400     26,700
        #Alaska Communications Systems Group, Inc.......    600      5,802
        *American Tower Corp............................  2,750    143,852
         AT&T, Inc...................................... 67,376  2,096,741
         Atlantic Tele-Network, Inc.....................    400     14,692
        *Cbeyond, Inc...................................    600      7,656
         CenturyLink, Inc...............................  4,146    169,074
        *Cincinnati Bell, Inc...........................  5,900     17,641
        #Consolidated Communications Holdings, Inc......    300      5,517
        *Crown Castle International Corp................    800     34,288
        #Frontier Communications Corp................... 10,860     89,812
        *General Communications, Inc. Class A...........  1,400     16,100
        *Global Crossing, Ltd...........................  1,239     28,968
         HickoryTech Corp...............................    380      3,610
        *Hughes Communications, Inc.....................    400     23,940
         IDT Corp. Class B..............................    400     11,596
        *Iridium Communications, Inc....................  1,600     12,528
        *Leap Wireless International, Inc...............  1,800     26,712
        *MetroPCS Communications, Inc...................  3,896     65,570
        *Neutral Tandem, Inc............................    500      7,645
        *NII Holdings, Inc..............................  2,100     87,318
         NTELOS Holdings Corp...........................    800     15,784
        *PAETEC Holding Corp............................  3,400     12,240
        *Premiere Global Services, Inc..................  1,800     14,238
        *Primus Telecommunications Group, Inc...........     72        990
        *SBA Communications Corp........................    900     34,767
         Shenandoah Telecommunications Co...............    500      9,410
        *Sprint Nextel Corp............................. 45,150    233,877
        *SureWest Communications........................    300      4,371
         Telephone & Data Systems, Inc..................  1,200     40,272
         Telephone & Data Systems, Inc. Special Shares..  1,200     34,980
        *tw telecom, Inc................................  3,200     68,928
        *United States Cellular Corp....................  1,000     49,240
         USA Mobility, Inc..............................    700     10,815
         Verizon Communications, Inc.................... 27,325  1,032,338
        *Vonage Holdings Corp...........................  2,100     10,836
         Windstream Corp................................  4,016     51,445
                                                                ----------
      Total Telecommunication Services..................         4,520,293
                                                                ----------

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CONTINUED


                                                     Shares   Value+
                                                     ------   -----

           Utilities -- (3.2%)......................
             *AES Corp.............................. 24,791 $328,233
             #*AGL Resources, Inc...................  1,600   66,416
              ALLETE, Inc...........................    800   32,392
             *Alliant Energy Corp...................  1,000   39,540
              Ameren Corp...........................  1,900   55,689
              American Electric Power Co., Inc......  3,200  116,736
              American States Water Co..............    400   13,964
             *American Water Works Co., Inc.........  2,500   73,450
             *Aqua America, Inc.....................  3,150   71,032
              Artesian Resources Corp...............    200    3,908
              Atmos Energy Corp.....................  2,000   69,780
              Avista Corp...........................  1,400   34,090
             #Black Hills Corp......................    800   27,800
             #*Cadiz, Inc...........................    200    2,490
              California Water Service Group........    200    7,544
             *Calpine Corp.......................... 13,200  221,100
              CenterPoint Energy, Inc...............  4,850   90,210
              Central Vermont Public Service Corp...    200    4,682
              CH Energy Group, Inc..................    100    5,362
              Chesapeake Utilities Corp.............    181    7,745
              Cleco Corp............................  1,600   56,160
             #CMS Energy Corp.......................  2,700   53,460
              Connecticut Water Services, Inc.......    200    5,148
              Consolidated Edison, Inc..............  2,400  125,088
              Constellation Energy Group, Inc.......  2,000   72,840
             #Dominion Resources, Inc...............  4,426  205,455
             #*DPL, Inc.............................  1,800   54,522
              DTE Energy Co.........................  2,300  116,219
              Duke Energy Corp......................  5,296   98,770
             #*Dynegy, Inc..........................  5,600   35,504
              Edison International, Inc.............  2,100   82,467
             *El Paso Electric Co...................    900   27,882
             #Empire District Electric Co...........    800   17,952
             *Energen Corp..........................    948   61,629
              Entergy Corp..........................  1,200   83,664
              EQT Corp..............................  2,200  115,742
              Exelon Corp...........................  3,200  134,880
              FirstEnergy Corp......................  2,066   82,557
             *GenOn Energy, Inc.....................  9,041   35,531
              Great Plains Energy, Inc..............  2,300   47,334
             #*Hawaiian Electric Industries, Inc....  1,600   40,784
              IDACORP, Inc..........................  1,400   54,894
             #Integrys Energy Group, Inc............    800   41,888
              ITC Holdings Corp.....................  1,160   82,279
             #Laclede Group, Inc....................    500   19,185
              MDU Resources Group, Inc..............  1,800   43,002
              MGE Energy, Inc.......................    700   29,407
              Middlesex Water Co....................    200    3,776
              National Fuel Gas Co..................    300   21,990
              New Jersey Resources Corp.............  1,100   48,158
              NextEra Energy, Inc...................  3,800  214,966
              Nicor, Inc............................  1,100   60,973
             #NiSource, Inc.........................  3,300   64,185
              Northeast Utilities, Inc..............  2,600   92,560
              Northwest Natural Gas Co..............    600   27,744
             *NRG Energy, Inc.......................  5,739  138,884
             *NSTAR.................................  1,600   74,080
              NV Energy, Inc........................  2,000   30,380
             *OGE Energy Corp.......................  1,400   74,438
              Oneok, Inc............................  1,300   90,922
             #Ormat Technologies, Inc...............  1,400   34,860

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CONTINUED


                                                                                                  Shares       Value+
                                                                                                  ------       -----

Utilities -- (Continued)....................................................................
   Otter Tail Corp..........................................................................         800 $     18,704
   Pennichuck Corp..........................................................................         100        2,833
  #Pepco Holdings, Inc......................................................................       2,100       40,467
   PG&E Corp................................................................................       1,100       50,688
  #Piedmont Natural Gas Co..................................................................       1,400       44,450
   Pinnacle West Capital Corp...............................................................       1,300       56,407
   PNM Resources, Inc.......................................................................       2,100       32,193
   Portland General Electric Co.............................................................       2,400       59,904
   PPL Corp.................................................................................       1,489       40,843
   Progress Energy, Inc.....................................................................       2,212      104,959
   Public Service Enterprise Group, Inc.....................................................       5,100      164,067
   Questar Corp.............................................................................       5,000       87,850
  #SCANA Corp...............................................................................       1,018       42,267
   Sempra Energy............................................................................       1,400       77,140
   SJW Corp.................................................................................         500       11,620
  #South Jersey Industries, Inc.............................................................         600       34,470
   Southern Co..............................................................................       5,904      230,492
   Southwest Gas Corp.......................................................................       1,100       43,747
   TECO Energy, Inc.........................................................................       4,228       81,474
   UGI Corp.................................................................................       1,800       59,940
   UIL Holdings Corp........................................................................         400       12,728
   UniSource Energy Corp....................................................................       1,200       44,556
   Unitil Corp..............................................................................         200        5,052
  #Westar Energy, Inc.......................................................................       1,300       35,373
   WGL Holdings, Inc........................................................................       1,600       63,232
   Wisconsin Energy Corp....................................................................       2,000       62,420
   Xcel Energy, Inc.........................................................................       4,200      102,186
   York Water Co............................................................................         300        5,238
                                                                                                         ------------
Total Utilities.............................................................................                5,689,622
                                                                                                         ------------
TOTAL COMMON STOCKS.........................................................................              156,064,782
                                                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  *Sanofi-Aventis SA Contingent Value Rights................................................       1,600        3,968
   .*U.S. Concrete, Inc. Warrants A 08/31/17................................................          20           --
   .*U.S. Concrete, Inc. Warrants B 08/31/17................................................          20           --
                                                                                                         ------------
TOTAL RIGHTS/WARRANTS.......................................................................                    3,968
                                                                                                         ------------

TEMPORARY CASH INVESTMENTS -- (0.6%)........................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares......................   1,067,915    1,067,915
                                                                                                         ------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (10.9%)....................................................
(S)@DFA Short Term Investment Fund..........................................................  19,070,426   19,070,426
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $56,275 FNMA
 3.500%, 02/01/26 valued at $56,582) to be repurchased at $54,934........................... $        55       54,934
                                                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................               19,125,360
                                                                                                         ------------

TOTAL INVESTMENTS -- (100.0%) (Cost $139,096,578)...........................................             $176,262,025
                                                                                                         ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares  Value++
                                                         ------  -----
        COMMON STOCKS -- (85.4%)........................
        AUSTRALIA -- (6.4%).............................
           Adelaide Brighton, Ltd.......................  6,885 $ 23,895
           AGL Energy, Ltd..............................  5,673   90,535
          #Alesco Corp., Ltd............................  1,171    4,193
           Alumina, Ltd................................. 19,252   48,217
           Amcor, Ltd................................... 23,143  177,891
           AMP, Ltd..................................... 14,479   87,096
           Ansell, Ltd..................................  3,364   51,463
           AP Eagers, Ltd...............................    376    4,903
           APA Group, Ltd...............................  7,411   34,599
           APN News & Media, Ltd........................  5,205    8,989
          #Aquarius Platinum, Ltd.......................  2,343   12,727
          #*Aquila Resources, Ltd.......................    855    8,553
           Asciano Group, Ltd........................... 44,796   81,325
           ASX, Ltd.....................................  1,150   40,555
          *Atlas Iron, Ltd..............................  8,000   30,894
          *Austar United Communications, Ltd............ 12,000   16,365
           Australia & New Zealand Banking Group, Ltd... 12,747  339,544
           Australian Infrastructure Fund............... 14,370   29,887
           Australian Pharmaceutical Industries, Ltd.... 40,511   14,007
          *Australian Worldwide Exploration, Ltd........  5,136    8,790
          #Bank of Queensland, Ltd......................  6,540   70,767
           Beach Petroleum, Ltd......................... 14,092   14,866
           Bendigo Bank, Ltd............................  3,601   36,955
           BHP Billiton, Ltd............................  2,376  120,295
          #BHP Billiton, Ltd. Sponsored ADR.............  7,300  739,052
           BlueScope Steel, Ltd......................... 42,228   80,432
           Boart Longyear, Ltd.......................... 12,894   64,588
          #Boral, Ltd................................... 25,099  135,565
           Bradken, Ltd.................................  1,159   10,143
           Brambles, Ltd................................ 11,520   85,320
           Brickworks, Ltd..............................  3,268   37,556
           Cabcharge Australia, Ltd.....................  4,103   24,682
           Caltex Australia, Ltd........................  4,341   67,652
           Campbell Brothers, Ltd.......................    539   26,796
           Cape Lambert Iron Ore, Ltd................... 50,049   27,531
          *Cardno, Ltd..................................  4,839   30,729
          *Catalpa Resources, Ltd....................... 13,328   21,278
           Challenger Financial Services Group, Ltd.....  2,622   13,906
           Clough, Ltd.................................. 24,174   20,949
          *Coal of Africa, Ltd..........................  2,428    3,262
           Coca-Cola Amatil, Ltd........................  5,841   76,562
           Cochlear, Ltd................................    632   55,876
           Commonwealth Bank of Australia...............  8,452  498,943
           Computershare, Ltd...........................  2,805   29,849
           ConnectEast Group, Ltd....................... 42,923   22,142
          *Cooper Energy, Ltd........................... 14,556    6,302
           Crown, Ltd...................................  5,061   46,944
           CSL, Ltd.....................................  1,110   41,886
           CSR, Ltd.....................................  6,097   20,100
          *Dart Energy, Ltd.............................  2,790    2,315
          *Dart Energy, Ltd.............................    634      528
          #David Jones, Ltd............................. 17,592   90,100
           Downer EDI, Ltd.............................. 11,045   44,963
           DUET Group, Ltd..............................  9,081   16,948
           DuluxGroup, Ltd..............................  7,839   23,862
           Emeco Holdings, Ltd.......................... 35,776   43,108
          #Energy Resources of Australia, Ltd...........  2,084   12,444
          *Extract Resources, Ltd.......................  4,606   33,683

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   Shares  Value++
                                                                   ------  -----

AUSTRALIA -- (Continued)..........................................
  #Fairfax Media, Ltd............................................. 41,918 $ 60,807
  #FKP Property Group, Ltd........................................ 38,528   33,009
   Fleetwood Corp., Ltd...........................................  2,544   31,091
  #*Fletcher Building, Ltd. (6341617).............................  1,711   12,656
   Foster's Group, Ltd............................................ 17,063  105,310
  #*Gindalbie Metals, Ltd......................................... 21,987   24,321
   Goodman Fielder, Ltd........................................... 40,900   48,269
  #Graincorp, Ltd. Series A.......................................  7,936   68,213
  #*Gunns, Ltd.................................................... 26,718   15,450
  #GWA Group, Ltd.................................................  8,700   30,560
   Hastie Group, Ltd.............................................. 17,874    3,729
  #*Highlands Pacific, Ltd........................................ 35,495   13,086
   Hills Holdings, Ltd............................................  5,399    9,323
   Iluka Resources, Ltd...........................................  7,075   97,348
  #Incitec Pivot, Ltd............................................. 18,319   75,817
  #Infigen Energy, Ltd............................................ 28,218   13,826
   Insurance Australia Group, Ltd................................. 35,547  139,368
   Invocare, Ltd..................................................  3,621   27,287
   IOOF Holdings, Ltd.............................................  6,065   47,733
  #*iSOFT Group, Ltd.............................................. 30,000    4,947
  #JB Hi-Fi, Ltd..................................................    845   17,567
  *Kagara, Ltd....................................................  4,074    2,652
  *Karoon Gas Australia, Ltd......................................  2,842   20,667
   Leighton Holdings, Ltd.........................................    408   10,870
  *Leighton Holdings, Ltd. Institutional Entitlement Offer Shares.     45    1,198
   Lend Lease Group NL............................................ 12,479  119,333
   Macarthur Coal, Ltd............................................  3,623   46,250
   Macquarie Group, Ltd...........................................  4,028  155,726
   MAP Group, Ltd................................................. 22,151   71,797
   McPherson's, Ltd...............................................  4,771   17,377
   Mermaid Marine Australia, Ltd..................................  2,492    8,494
   Minara Resources, Ltd..........................................  1,630    1,383
   Mineral Resources, Ltd.........................................  2,905   37,218
  #*Mirabela Nickel, Ltd.......................................... 12,723   27,672
   Monadelphous Group, Ltd........................................  2,341   49,442
  *Mount Gibson Iron, Ltd.........................................  5,247   10,888
  #*Murchison Metals, Ltd.........................................  3,368    3,902
   National Australia Bank, Ltd................................... 18,248  543,291
   Navitas, Ltd...................................................  9,213   41,226
  #*Neptune Marine Services, Ltd.................................. 46,298    2,085
  *New Hope Corp., Ltd............................................  4,695   25,269
   Newcrest Mining, Ltd...........................................  3,103  141,325
   NIB Holdings, Ltd.............................................. 20,748   33,323
  *Nufarm, Ltd....................................................  3,884   20,633
   Oil Search, Ltd................................................ 10,501   81,330
   OneSteel, Ltd.................................................. 22,422   52,563
   Orica, Ltd.....................................................  3,753  109,640
   Origin Energy, Ltd.............................................  9,934  178,206
   OZ Minerals, Ltd............................................... 88,649  140,706
   Pacific Brands, Ltd............................................ 11,725    9,416
  *PanAust, Ltd................................................... 50,694   43,153
   Panoramic Resources, Ltd.......................................  2,242    5,087
  *Paperlinx, Ltd................................................. 54,966   17,591
  #Perpetual Trustees Australia, Ltd..............................    241    7,639
  *Perseus Mining, Ltd............................................ 10,446   33,707
  #Platinum Asset Management, Ltd.................................  7,171   36,380
   Premier Investments, Ltd.......................................  5,059   33,324
  #Primary Health Care, Ltd.......................................  6,948   26,502
   Prime Media Group, Ltd.........................................    500      412
  *Qantas Airways, Ltd............................................ 18,155   42,078
   Ramsay Health Care, Ltd........................................  3,891   77,205

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CONTINUED


                                                       Shares    Value++
                                                       ------    -----

        AUSTRALIA -- (Continued)......................
           Retail Food Group, Ltd.....................  3,926 $   12,545
           Rio Tinto, Ltd.............................  3,678    332,952
           SAI Global, Ltd............................  7,061     38,820
           Santos, Ltd................................ 11,867    197,210
          #Seek, Ltd..................................  7,288     55,755
           Seven Group Holdings, Ltd..................  1,067     10,698
          #*Sigma Pharmaceuticals, Ltd................ 12,951      5,261
          *Silex System, Ltd..........................  1,748      7,780
           Sims Metal Management, Ltd.................  2,346     44,897
           Sims Metal Management, Ltd. Sponsored ADR..  2,719     51,906
           Sonic Healthcare, Ltd......................  4,890     67,260
           Southern Cross Media Group, Ltd............  4,361      7,862
           SP Ausnet, Ltd............................. 55,024     52,882
           Spark Infrastructure Group, Ltd............ 27,962     36,408
          #Spotless Group, Ltd........................ 14,263     30,812
          *St. Barbara, Ltd........................... 15,052     36,805
          *Straits Resources , Ltd....................  4,268      4,140
          #STW Communications Group, Ltd.............. 33,925     43,177
           Suncorp Group, Ltd.........................    791      7,238
           TABCorp. Holdings, Ltd.....................  5,040     42,249
           Tassal Group, Ltd..........................  9,649     17,132
           Telstra Corp., Ltd......................... 18,156     57,992
           Ten Network Holdings, Ltd..................  5,327      7,911
           Toll Holdings, Ltd.........................  4,946     30,622
           Tower Australia Group, Ltd.................  5,507     24,145
           Transfield Services, Ltd................... 16,298     63,680
           Transurban Group, Ltd......................  8,220     47,837
           UGL, Ltd...................................  3,425     56,789
          *Virgin Blue Holdings, Ltd.................. 23,199      7,266
           Washington H. Soul Pattinson & Co., Ltd....  4,788     68,737
           Wesfarmers, Ltd............................  6,043    221,376
          #West Australian Newspapers Holdings, Ltd...  2,018     11,085
           Westpac Banking Corp.......................  3,985    108,791
           Westpac Banking Corp. Sponsored ADR........  2,992    410,622
           Whitehaven Coal, Ltd.......................  4,889     34,489
           WHK Group, Ltd............................. 11,744     11,737
          #Woodside Petroleum, Ltd....................  3,403    174,990
           Woolworths, Ltd............................  6,223    181,095
           WorleyParsons, Ltd.........................  1,310     43,745
                                                              ----------
        TOTAL AUSTRALIA...............................         9,646,682
                                                              ----------

        AUSTRIA -- (0.3%).............................
           Agrana Beteiligungs AG.....................     20      2,226
           Andritz AG.................................    195     20,139
           Erste Group Bank AG........................  1,881     94,967
          #EVN AG.....................................    357      6,846
          #*Intercell AG..............................    265      2,398
          #Mayr-Melnhof Karton AG.....................    100     12,148
          #Oesterreichischen Post AG..................    700     25,330
           OMV AG.....................................  3,178    144,887
          *Palfinger AG...............................    699     28,974
           Rosenbauer International AG................    124      7,538
          #Schoeller-Bleckmann Oilfield Equipment AG..    340     34,413
          #Semperit Holding AG........................    381     22,285
           Strabag SE.................................  1,331     44,701
           Uniqa Versicherungen AG....................    385      8,746
          #Verbund AG.................................    256     11,572
           Voestalpine AG.............................    845     41,572
           Zumtobel AG................................    366     13,277
                                                              ----------
        TOTAL AUSTRIA.................................           522,019
                                                              ----------

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CONTINUED


                                                      Shares    Value++
                                                      ------    -----

        BELGIUM -- (0.9%)............................
           Ackermans & van Haaren NV.................    653 $   68,311
          *Agfa-Gevaert NV...........................  7,268     32,391
          #Anheuser-Busch InBev NV...................  1,681    107,278
           Anheuser-Busch InBev NV Sponsored ADR.....  1,800    115,146
           Banque Nationale de Belgique SA...........      8     41,490
           Bekaert SA................................     60      7,506
          #Belgacom SA...............................  1,073     42,191
           Compagnie d'Entreprises SA................    624     54,051
          *Deceuninck NV.............................  4,912     14,703
           Delhaize Group SA Sponsored ADR...........    700     60,102
          #*Dexia SA.................................  5,726     22,807
           D'ieteren SA..............................    300     21,789
           Elia System Operator SA NV................    896     39,737
           EVS Broadcast Equipment SA................    396     27,127
          *Galapagos NV..............................  2,035     30,113
          #*KBC Groep NV.............................  2,524    102,745
           Kinepolis Group NV........................    285     24,417
           Mobistar SA...............................    202     14,989
          #Nyrstar NV................................  9,095    125,597
          #Omega Pharma SA...........................    168      8,615
           Recticel SA...............................  1,539     17,105
          #Sioen Industries NV.......................    344      3,725
           Solvay SA.................................    724    104,386
          *Telenet Group Holding NV..................  1,220     60,646
           Tessenderlo Chemie NV.....................  1,301     51,767
          #*ThromboGenics NV.........................  1,084     33,749
           Umicore SA................................  1,744     99,963
                                                             ----------
        TOTAL BELGIUM................................         1,332,446
                                                             ----------

        CANADA -- (9.0%).............................
          *Advantage Oil & Gas, Ltd..................  4,130     35,095
           AGF Management, Ltd. Class B..............    854     17,872
           Agnico-Eagle Mines, Ltd...................    400     27,869
           Agrium, Inc...............................    200     18,128
           Alamos Gold, Inc..........................  2,800     46,995
           Alimentation Couche-Taro, Inc. Class B....  1,200     31,517
          *Altius Minerals Corp......................  3,500     48,090
          *Antrim Energy, Inc........................  4,360      4,193
          #ARC Resources, Ltd........................  2,481     66,971
           Astral Media, Inc. Class A................    500     19,453
           ATCO, Ltd.................................  1,000     61,565
          #Atlantic Power Corp.......................  2,100     31,850
          *Atrium Innovations, Inc...................  1,900     32,371
          *ATS Automation Tooling System, Inc........  3,050     22,082
          *Aurizon Mines, Ltd........................  4,300     29,314
          *Ballard Power Systems, Inc................ 10,800     22,373
          #Bank of Montreal..........................  2,750    180,611
          #Bank of Nova Scotia.......................  4,375    266,759
          *Bankers Petroleum, Ltd....................  1,500     13,159
           Barrick Gold Corp.........................  4,534    231,552
          #*Baytex Energy Corp.......................    221     13,648
          #BCE, Inc..................................  4,327    162,168
          #Bell Aliant, Inc..........................    100      2,844
          #*Birchcliff Energy, Ltd...................  1,100     15,207
          *BlackPearl Resources, Inc.................  5,500     46,330
          *Bombardier, Inc...........................  4,700     35,021
           Bombardier, Inc. Class B.................. 10,325     76,934
          #Brookfield Asset Management, Inc. Class A.  4,300    144,795
          #Brookfield Properties Corp................  3,100     61,335
           CAE, Inc..................................  3,208     43,230
           Calfrac Well Services, Ltd................    300     10,612

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CONTINUED


                                                          Shares  Value++
                                                          ------  -----

      CANADA -- (Continued)..............................
        #Cameco Corp.....................................  3,442 $101,607
         Canaccord Capital, Inc..........................  2,723   41,155
         Canada Bread Co., Ltd...........................    200    9,954
        #Canadian Imperial Bank of Commerce..............  2,864  247,942
         Canadian National Railway Co....................  1,200   93,080
         Canadian National Resources, Ltd................  7,400  348,120
         Canadian Pacific Railway, Ltd...................  1,690  112,083
        #Canadian Tire Corp. Class A.....................    697   44,421
         Canadian Utilities, Ltd. Class A................    200   11,336
        #Canadian Western Bank...........................    500   16,018
         Canam Group, Inc. Class A.......................  3,700   32,262
        *Canfor Corp.....................................  1,300   17,120
         Cascades, Inc...................................  2,800   20,420
         CCL Industries, Inc. Class B....................    400   13,381
        *Celestica, Inc..................................  1,800   19,919
        *Celtic Exploration, Ltd.........................  1,200   24,605
         Cenovus Energy, Inc.............................  4,841  186,139
        *CGI Group, Inc..................................  4,800  105,015
        #*China Gold International Resources Corp., Ltd..  1,985    9,923
        #CI Financial Corp...............................  2,000   48,956
         Cineplex, Inc...................................    100    2,605
         Cogeco Cable, Inc...............................    300   14,395
        *Compton Petroleum Corp..........................    900      290
        *Connacher Oil & Gas, Ltd........................  3,200    4,532
        *Consolidated Thompson Iron Mines, Ltd...........  5,500   99,519
         Corus Entertainment, Inc. Class B...............    700   14,715
        #Crescent Point Energy Corp......................  2,708  122,957
        *Crew Energy, Inc................................  2,300   39,745
        *Denison Mines Corp..............................  9,271   21,557
        *Descartes Systems Group, Inc. (The).............  4,200   27,922
        *Detour Gold Corp................................  1,400   47,320
         Dorel Industries, Inc. Class B..................    400   13,300
        *Dundee Capital Markets, Inc.....................  1,460    2,237
        *Dundee Precious Metals, Inc.....................  3,100   30,012
        *Eastern Platinum, Ltd........................... 24,600   29,900
        #Emera, Inc......................................    500   16,646
         Empire Co., Ltd. Class A........................    300   17,027
        #Enbridge, Inc...................................  3,656  237,641
        #Encana Corp.....................................  4,956  166,518
        #Enerplus Corp...................................  2,145   69,441
         Ensign Energy Services, Inc.....................  3,200   61,791
        *Equinox Minerals, Ltd........................... 17,303  148,131
         Equitable Group, Inc............................  1,300   39,708
        *Euro Goldfields, Ltd............................  1,700   23,645
        *Fairborne Energy, Ltd...........................    900    4,556
         Finning International, Inc......................  2,600   76,256
        *First Majestic Silver Corp......................  2,300   48,229
        #First Quantum Minerals, Ltd.....................    600   85,502
        *Flint Energy Services, Ltd......................  2,500   38,023
         Franco-Nevada Corp..............................  2,740  108,656
        *Galleon Energy, Inc. Class A....................  1,400    5,179
        *Gammon Gold, Inc................................  3,400   37,193
         George Weston, Ltd..............................    900   64,483
        #Gildan Activewear, Inc..........................    675   25,141
         GMP Capital, Inc................................    337    5,385
        #*Golden Star Resources, Ltd.....................  2,800    9,056
        *Gran Tierra Energy, Inc.........................  1,942   14,450
        *Grande Cache Coal Corp..........................  6,500   55,440
        *Great Canadian Gaming Corp......................  4,400   36,413
         Groupe Aeroplan, Inc............................  4,823   66,115
        *Hanfeng Evergreen, Inc..........................  2,300   12,519

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CONTINUED


                                                               Shares  Value++
                                                               ------  -----

 CANADA -- (Continued)........................................
   *Harry Winston Diamond Corp................................  1,359 $ 23,125
    Home Capital Group, Inc...................................    900   54,220
    HudBay Minerals, Inc......................................  6,400  102,140
   #Husky Energy, Inc.........................................  1,200   37,542
    IAMGOLD Corp..............................................  8,900  185,027
    IESI-BFC, Ltd.............................................  2,338   59,330
   #IGM Financial, Inc........................................    360   18,518
   #*Imax Corp................................................  1,600   56,245
   *Imperial Metals Corp......................................  1,900   44,059
    Imperial Oil, Ltd.........................................    800   42,277
   *Indigo Books & Music, Inc.................................  1,191   16,553
    Industrial Alliance Insurance & Financial Services, Inc...  1,600   68,759
    Inmet Mining Corp.........................................  1,200   84,215
   *International Forest Products, Ltd. Class A...............  3,400   21,130
   *Intertape Polymer Group, Inc..............................  1,600    2,469
   #*Ivanhoe Energy, Inc......................................  8,460   23,784
   #*Jaguar Mining, Inc.......................................  2,600   14,509
   *Katanga Mining, Ltd....................................... 28,653   61,173
    Keyera Corp...............................................    200    8,295
   *Kingsway Financial Services, Inc..........................    800      846
   *Lake Shore Gold Corp......................................  8,200   35,187
    Laurentian Bank of Canada.................................    300   15,939
   *Legacy Oil & Gas, Inc.....................................    319    4,545
    Leon's Furniture, Ltd.....................................    536    7,591
    Linamar Corp..............................................  1,800   40,389
   #Loblaw Cos., Ltd..........................................  1,244   52,434
   *Lundin Mining Corp........................................  9,800   95,913
    MacDonald Dettweiler & Associates, Ltd....................  1,700  102,433
   #Manitoba Telecom Services, Inc............................    300    9,560
   #Manulife Financial Corp................................... 22,216  398,932
    Maple Leaf Foods, Inc.....................................  1,913   23,818
   #Metro, Inc. Class A.......................................  1,760   86,126
   *Migao Corp................................................  3,700   26,905
   *Minera Andes, Inc......................................... 31,500   93,220
    Mullen Group, Ltd.........................................  2,000   44,855
   #NAL Energy Corp...........................................     48      633
   #National Bank of Canada...................................  2,095  173,463
   #*New Gold, Inc............................................  7,300   82,016
    Nexen, Inc................................................ 10,835  286,635
   *Northern Dynasty Minerals, Ltd............................  1,400   18,999
   #*Northgate Minerals Corp.................................. 11,300   33,799
    Nuvista Energy, Ltd.......................................  2,200   22,229
   *Open Range Energy Corp....................................  7,500   41,775
   #*Open Text Corp...........................................    400   24,504
   #*OPTI Canada, Inc.........................................  1,800      457
   #*Osisko Mining Corp.......................................  5,600   81,974
    Pacific Rubiales Energy Corp..............................  1,925   58,494
   *Paramount Resources, Ltd. Class A.........................  2,100   65,254
    Pason Systems, Inc........................................    700   11,468
   #Pembina Pipeline Corp.....................................  1,290   31,427
    Pengrowth Energy Corp.....................................  1,579   22,296
   #*Penn West Petroleum, Ltd.................................  6,436  165,160
   #PetroBakken Energy, Ltd...................................  1,261   23,937
   *Petrobank Energy & Resources, Ltd.........................  1,400   29,623
   #Petrominerales, Ltd.......................................  1,400   53,579
   *Pilot Gold, Inc...........................................    325    1,134
    Potash Corp. of Saskatchewan, Inc.........................  2,100  118,633
   *Precision Drilling Corp...................................  2,606   39,469
   *Progress Energy Resources Corp............................  5,421   74,140
   *Quadra FNX Mining, Ltd....................................  2,922   47,961
    Quebecor, Inc. Class B....................................  1,200   42,628

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                  Shares     Value++
                                                  ------     -----

           CANADA -- (Continued).................
             *Queenston Mining, Inc..............  5,000 $    41,220
             #*Questerre Energy Corp.............  7,500       8,640
              Reitmans Canada, Ltd. Class A......    700      12,910
              Richelieu Hardware, Ltd............  1,151      36,495
             #Ritchie Brothers Auctioneers, Inc..    600      18,809
              RONA, Inc..........................    800      11,694
             #Royal Bank of Canada............... 12,327     776,504
             #Russel Metals, Inc.................  2,600      71,447
             *Savanna Energy Services Corp.......    700       7,628
              Sears Canada, Inc..................    900      18,910
             *SEMAFO, Inc........................  1,800      15,296
             #Shaw Communictions, Inc. Class B...    600      12,670
              ShawCor, Ltd.......................    400      14,315
              Sherritt International Corp........  2,300      19,447
              Shoppers Drug Mart Corp............    266      11,583
             *Shore Gold, Inc....................  2,500       1,982
             *Silver Standard Resources, Inc.....    300      10,435
              Silver Wheaton Corp................  2,200      89,521
              Silvercorp Metals, Inc.............  1,200      16,336
             #*Sino-Forest Corp..................  5,700     141,634
              SNC-Lavalin Group, Inc.............    500      30,249
             #*SouthGobi Resources, Ltd..........  1,700      21,345
             *Sprott Resource Corp...............  7,300      37,883
             *Sprott Resource Lending Corp....... 22,000      40,226
             *Stantec, Inc.......................    879      27,704
             #Student Transportation, Inc........  2,293      16,504
             #Sun Life Financial, Inc............  9,975     326,508
              Suncor Energy, Inc................. 16,375     754,757
             #Superior Plus Corp.................  2,600      30,255
             *SXC Health Solutions Corp..........  1,000      55,266
              Talisman Energy, Inc............... 12,900     311,542
             *Taseko Mines, Ltd..................  5,100      26,951
              Teck Resources, Ltd. Class B.......  4,600     250,043
              Telus Corp.........................    300      15,809
              Telus Corp. Non-Voting.............  2,004     100,841
             #*Thompson Creek Metals Co., Inc....  4,800      59,001
             #Thomson Reuters Corp...............  3,576     144,983
              Tim Hortons, Inc...................  1,300      63,245
             *Timminco, Ltd......................    600         254
              Toromont Industries, Ltd...........    400      13,939
             #Toronto Dominion Bank..............  6,520     564,518
              Torstar Corp. Class B..............  1,400      20,686
             #TransAlta Corp.....................  3,200      71,295
              Transcontinental, Inc. Class A.....  2,900      44,688
             *TransGlobe Energy Corp.............  3,900      56,924
             #Trican Well Service, Ltd...........  1,200      29,577
              Trinidad Drilling, Ltd.............  4,200      48,119
             *Uranium One, Inc...................  4,000      16,657
             #Vermilion Energy, Inc..............    167       8,966
              Viterra, Inc.......................  9,155     110,017
              West Fraser Timber Co., Ltd........    300      17,059
              Wi-Lan, Inc........................  9,000      56,788
             #Yamana Gold, Inc...................  1,965      25,047
                                                         -----------
           TOTAL CANADA..........................         13,516,421
                                                         -----------

           DENMARK -- (0.8%).....................
             #*Alk-Abello A.S....................     90       5,469
              Carlsberg A.S. Series B............    885     105,010
              Coloplast A.S......................    150      22,064
              D/S Norden A.S.....................    884      31,680
              Danisco A.S........................  1,107     146,761

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                  Shares    Value++
                                                  ------    -----

             DENMARK -- (Continued)..............
               *Danske Bank A.S..................  4,714 $  113,204
                DSV A.S..........................  1,431     37,420
               *Genmab A.S.......................    400      4,318
                GN Store Nord A.S................  7,896     78,303
               *Greentech Energy Systems A.S.....  2,497      9,322
                H. Lundbeck A.S..................    486     11,678
                Jeudan A.S.......................    126     10,711
               *Jyske Bank A.S...................    376     18,687
               #NKT Holding A.S..................    250     15,395
                Novo-Nordisk A.S. Series B.......    100     12,659
                Novo-Nordisk A.S. Sponsored ADR..  2,000    254,780
                Novozymes A.S. Series B..........    436     75,398
               #*Rockwool International A.S......     90     11,888
                SimCorp A.S......................     50      9,084
               *Spar Nord Bank A.S...............    600      6,029
                Sydbank A.S......................    100      2,898
               *TopoTarget A.S...................  9,445      4,513
               *Torm A.S. ADR....................    400      2,600
               #*Vestas Wind Systems A.S.........  3,484    123,455
               *William Demant Holding A.S.......    401     37,387
                                                         ----------
             TOTAL DENMARK.......................         1,150,713
                                                         ----------

             FINLAND -- (1.4%)...................
                Ahlstrom Oyj.....................    715     18,901
                Alma Media Oyj...................  1,118     13,031
                Atria P.L.C......................    677      8,043
                Cargotec Oyj Series B............  1,156     64,913
                Cramo Oyj........................    704     18,660
               *Finnair Oyj......................  1,807      9,744
                Fiskars Oyj Abp Series A.........    387      9,570
               *Fortum Oyj.......................  4,244    146,116
               #F-Secure Oyj.....................  6,547     25,112
               #HKScan Oyj.......................  1,428     14,252
               #*Huhtamaki Oyj...................  4,004     55,997
               *KCI Konecranes Oyj...............    954     45,896
               #Kemira Oyj.......................  1,394     25,486
               *Kesko Oyj........................  1,170     60,718
                Kone Oyj Series B................  1,397     87,501
                Lassila & Tikanoja Oyj...........    682     13,016
                Metso Corp. Oyj..................  3,392    208,314
               *M-Real Oyj Series B..............  1,449      6,850
               #Neste Oil Oyj....................  3,553     67,241
               #Nokia Oyj........................  1,588     14,629
               #Nokia Oyj Sponsored ADR.......... 30,229    279,014
                Nokian Renkaat Oyj...............    887     45,969
                Oriola-KD Oyj Series B...........    378      1,646
               *Orion Oyj Series A...............    463     11,475
               *Orion Oyj Series B...............    482     11,984
                Outokumpu Oyj....................  2,757     45,929
                Outotec Oyj......................    422     26,762
                Poyry Oyj........................    706     12,023
               *Ramirent Oyj.....................    548      9,338
               #Rautaruukki Oyj Series K.........  1,100     28,543
                Ruukki Group Oyj.................  1,697      4,276
               #Sanoma Oyj.......................  1,324     27,520
               #Stockmann Oyj Abp Series B.......    275      8,424
               #Stora Enso Oyj Series R.......... 20,055    241,788
               #Tieto Oyj........................    806     14,865
               *Tikkurila Oyj....................    348      8,292
               *UPM-Kymmene Oyj.................. 11,774    241,500
                Vaisala Oyj Series A.............     69      2,326

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares    Value++
                                                             ------    -----

  FINLAND -- (Continued)....................................
     Wartsila Corp. Oyj Series B............................  4,272 $  167,929
                                                                    ----------
  TOTAL FINLAND.............................................         2,103,593
                                                                    ----------

  FRANCE -- (7.5%)..........................................
     Accor SA...............................................  1,270     56,436
    *Air France-KLM SA......................................  2,858     50,445
     Air Liquide SA.........................................  1,114    164,598
    *Alcatel-Lucent SA...................................... 28,475    184,517
     Alstom SA..............................................    687     45,677
    #*Altran Technologies SA................................  4,114     32,471
     April Group SA.........................................    128      4,121
     Arkema SA..............................................  2,364    246,211
    *Atos Origin SA.........................................  1,623     99,998
    #AXA SA................................................. 11,668    261,574
    #AXA SA Sponsored ADR...................................  2,900     65,018
     Beneteau SA............................................  1,571     33,688
     bioMerieux SA..........................................     95     10,329
     BNP Paribas SA.........................................  7,873    622,397
     Bongrain SA............................................    214     20,919
    #Bourbon SA.............................................  1,065     50,476
    #Bouygues SA............................................  1,944     96,744
    #*Bull SA...............................................  5,424     36,099
     Bureau Veritas SA......................................    617     53,216
     Canal Plus SA..........................................  1,800     14,710
     Capgemini SA...........................................  1,725    104,485
     Carrefour SA...........................................  3,700    175,314
    #Casino Guichard Perrachon SA...........................    359     37,774
     Cie de Saint-Gobain SA.................................  3,478    239,981
    *Cie Generale de Geophysique - Veritas Sponsored ADR....  4,700    166,333
     Cie Generale des Establissements Michelin SA Series B..  2,199    220,415
     Cie Generale D'Optique Essilor Intenational SA.........  1,550    129,785
     Ciments Francais SA....................................    106     11,195
     Credit Agricole SA.....................................  8,423    140,108
     Danone SA..............................................  4,824    353,196
     Dassault Systemes SA ADR...............................    500     40,840
     Delachaux SA...........................................     67      7,584
    *Derichebourg SA........................................  4,522     42,860
    *Edenred SA.............................................  2,732     84,709
     EDF Energies Nouvelles SA..............................    145      8,596
    #Eiffage SA.............................................    375     25,922
     Electricite de France SA...............................    673     28,309
     Eramet SA..............................................     14      5,510
     Esso S.A.F.............................................     72     10,117
     Establissements Maurel et Prom SA......................    579     12,333
    *Euler Hermes SA........................................    231     24,625
    *Euro Disney SCA........................................  1,039     13,167
    *Eurofins Scientific SA.................................    301     32,426
    *European Aeronautic Defence & Space Co. SA.............  3,285    101,641
     Eutelsat Communications SA.............................  1,645     70,974
     Faiveley Transport SA..................................     99     10,087
     Fimalac SA.............................................    138      6,224
     France Telecom SA......................................  6,786    159,026
     France Telecom SA Sponsored ADR........................  5,900    138,296
     GDF Suez SA............................................  6,441    263,368
     Gemalto NV.............................................  1,658     84,927
     GIFI SA................................................     27      2,667
     GL Events SA...........................................    729     28,083
    #Groupe Eurotunnel SA...................................  2,120     23,049
     Groupe Steria SCA......................................  1,736     57,576
     Guyenne et Gascogne SA.................................     72     10,379
    *Haulotte Group SA......................................    105      2,331

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CONTINUED


                                                     Shares  Value++
                                                     ------  -----

            FRANCE -- (Continued)...................
               Havas SA.............................  8,511 $ 48,504
               Imerys SA............................    712   55,149
               Ingenico SA..........................  1,037   51,460
              *Inter Parfums SA.....................    292   11,572
               Ipsen SA.............................    668   26,149
               Ipsos SA.............................    347   18,035
              *JCDecaux SA..........................    773   26,995
               Korian SA............................    218    5,485
               Lafarge SA...........................  1,801  127,515
               Lagardere SCA........................  3,046  133,737
               Legrand SA...........................  2,260  103,189
              #L'Oreal SA...........................  1,496  189,639
               LVMH Moet Hennessy Louis Vuitton SA..    773  138,782
               M6 Metropole Television SA...........    533   14,142
               Maisons France Confort SA............    226   11,932
              *Manitou BF SA........................    582   19,714
               Mersen SA............................    178   10,825
              *Natixis SA........................... 19,483  111,994
               Naturex SA...........................    502   38,282
              #Neopost SA...........................    102    9,736
               Nexans SA............................  1,179  124,955
               Nexity SA............................    965   52,482
               NRJ Group SA.........................  2,272   26,960
               Orpea SA.............................    167    8,349
              #*PagesJaunes Groupe SA...............  2,821   29,402
               Pernod-Ricard SA.....................  2,379  238,961
              *Peugeot SA...........................  4,045  183,574
               Pierre & Vacances SA.................    107    9,547
               Plastic Omnium SA....................    158   15,124
               PPR SA...............................    910  162,696
               Publicis Groupe SA...................    518   29,345
               Rallye SA............................    759   39,910
               Remy Cointreau SA....................    172   14,168
              *Renault SA...........................  4,722  287,527
              *Rexel SA.............................  4,160  113,896
              *Rhodia SA............................  3,481  162,017
               Rubis SA.............................    413   50,715
              *SA des Ciments Vicat.................    291   26,568
              #Safran SA............................  2,541   98,580
               Saft Groupe SA.......................    337   15,477
               SAMSE SA.............................      4      466
              #Schneider Electric SA................  2,444  431,789
               SCOR SE..............................  3,042   92,862
               SEB SA...............................    180   19,785
               Sechilienne SA.......................    158    4,625
              #*Sequana SA..........................    986   16,901
               SES SA...............................  2,870   75,366
               Societe BIC SA.......................    594   57,750
               Societe Generale Paris SA............  6,182  413,130
              #Societe Television Francaise 1 SA....  2,666   50,049
               Sodexo SA............................    886   69,023
               Sopra Group SA.......................    228   26,827
               Stef-TFE SA..........................     27    1,780
               STMicroelectronics NV................  7,387   87,416
               STMicroelectronics NV ADR............  4,375   51,975
               Suez Environnement SA................  1,367   31,496
               Technip SA...........................  1,581  178,385
               Teleperformance SA...................  1,201   45,821
               Thales SA............................  1,671   73,809
              #*Theolia SA..........................    955    1,936
               Total SA.............................  7,373  472,178

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                      Shares     Value++
                                                      ------     -----

        FRANCE -- (Continued)........................
           Total SA Sponsored ADR....................  6,225 $   399,832
           Trigano SA................................  1,235      44,156
          *UbiSoft Entertainment SA..................  1,168      11,725
          *Valeo SA..................................    878      55,926
           Vallourec SA..............................  1,422     177,404
           Veolia Environnement SA...................    985      32,899
           Veolia Environnement SA ADR...............  1,000      33,530
           Viel et Compagnie SA......................    300       1,557
           Vilmorin & Cie SA.........................    128      16,211
           Vinci SA..................................  2,585     172,553
           Vivendi SA................................ 10,913     342,177
                                                             -----------
        TOTAL FRANCE.................................         11,358,284
                                                             -----------

        GERMANY -- (5.1%)............................
          #*Aareal Bank AG...........................  1,754      53,176
           Adidas-Salomon AG.........................    789      58,799
          *ADVA AG Optical Networking................  4,695      36,491
          #*Air Berlin P.L.C.........................  3,958      17,692
          #Aixtron SE................................    817      34,698
          #Allianz SE................................  1,837     288,614
           Allianz SE Sponsored ADR.................. 10,000     157,500
          #Asian Bamboo AG...........................    317      15,968
           Aurubis AG................................    920      54,373
           Axel Springer AG..........................    225      36,878
          #BASF SE...................................  3,639     373,667
          *Bauer AG..................................     98       5,274
          #Bayer AG..................................  1,916     168,215
           Bayerische Motoren Werke AG...............  3,040     286,212
           Bechtle AG................................    976      46,414
           Beiersdorf AG.............................    626      40,772
           Biotest AG................................    111       7,841
          *Centrosolar Group AG......................  3,376      26,257
           Cewe Color Holding AG.....................    374      18,170
           Comdirect Bank AG.........................  2,270      28,159
          #*Commerzbank AG........................... 12,682      80,701
          #*Constantin Medien AG.....................  3,713      11,376
          *Continental AG............................    493      49,431
           CropEnergies AG...........................  1,674      13,520
          *Curanum AG................................  1,768       5,997
          *Daimler AG................................  1,902     146,999
          #*Delticom AG..............................     86       9,344
           Demag Cranes AG...........................    197      10,585
           Deutsche Bank AG (5750355)................  3,630     236,420
          #Deutsche Bank AG (D18190898)..............  1,215      79,364
           Deutsche Beteiligungs AG..................    533      15,641
          #*Deutsche Lufthansa AG....................  2,403      54,519
          *Deutsche Post AG..........................  9,886     195,383
           Deutsche Telekom AG....................... 16,186     267,494
           Deutsche Telekom AG Sponsored ADR.........  6,800     112,880
          *Deutz AG..................................  6,556      59,922
          #*Dialog Semiconductor P.L.C...............    987      20,556
          #Douglas Holding AG........................    193      11,311
           Drillisch AG..............................  2,194      24,801
          #E.ON AG...................................  2,223      75,980
           Elexis AG.................................    857      21,689
          *Elmos Semiconductor AG....................  2,740      44,896
           Fielmann AG...............................    130      13,827
           Fraport AG................................  1,100      87,842
           Freenet AG................................  2,915      37,069
           Fresenius Medical Care AG & Co. KGaA ADR..    800      62,856
           Fresenius SE & Co. KGaA...................    915      96,097

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CONTINUED


                                                           Shares  Value++
                                                           ------  -----

      GERMANY -- (Continued)
         GEA Group AG                                      2,838  $103,653
        *Gerresheimer AG                                   1,019    49,265
         Gesco AG                                            211    17,931
         GFK SE                                              415    23,598
        #Gildemeister AG                                   3,114    78,929
         Grenkeleasing AG                                    342    20,423
        *H&R WASAG AG                                         95     2,976
         Hamburger Hafen und Logistik AG                     806    39,114
        #Hannover Rueckversicherung AG                     1,298    78,415
        #*Heidelberger Druckmaschinen AG                   5,179    23,112
        #Heidelberger Zement AG                              930    71,115
         Henkel AG & Co. KGaA                                473    26,864
         Hochtief AG                                       1,112   105,360
         Infineon Technologies AG                          3,620    41,042
         Infineon Technologies AG ADR                      8,952   101,516
        *IVG Immobilien AG                                 3,658    30,870
        *Jenoptik AG                                       3,400    27,924
         K&S AG                                              952    76,889
        *Kloeckner & Co. SE                                1,463    52,530
         Kontron AG                                        4,419    54,411
        *Krones AG                                           127    10,275
        *Kuka AG                                             785    21,397
         KWS Saat AG                                          54    12,329
         Lanxess AG                                          920    84,175
        *Leoni AG                                          1,292    71,135
         Linde AG                                            684   123,097
        *LPKF Laser & Electronics AG                       1,556    33,370
         MAN SE                                            1,113   155,057
         Medion AG                                           557     8,026
        *Merck KGaA                                        1,071   113,417
        #Metro AG                                            690    50,640
        #*Morphosys AG                                     1,004    29,524
        #MTU Aero Engines Holding AG                         936    71,653
         Munchener Rueckversicherungs-Gesellschaft AG        988   162,975
         MVV Energie AG                                      114     4,612
        #*Nordex SE                                          320     3,209
        *Patrizia Immobilien AG                            2,980    22,265
         Pfeiffer Vacuum Technology AG                       214    29,723
        #*Pfleiderer AG                                      423       438
        *PNE Wind AG                                       5,346    17,194
         Porsche Automobil Holding SE                      2,131   154,036
         Praktiker Bau-und Heimwerkermaerkte Holding AG    1,393    16,488
         Puma AG Rudolf Dassler Sport                         53    17,665
        #*Q-Cells SE                                       1,266     5,382
        *QSC AG                                            9,842    37,444
         R Stahl AG                                          392    18,001
         Rational AG                                          48    13,261
         Rheinmetall AG                                      288    25,819
         Rhoen-Klinikum AG                                 1,462    33,440
        #*Roth & Rau AG                                      532    18,242
         RWE AG                                            1,563   101,967
         SAP AG                                            1,047    67,448
        #SAP AG Sponsored ADR                              4,860   313,616
        #*SGL Carbon SE                                      966    51,398
         Siemens AG                                          434    63,129
         Siemens AG Sponsored ADR                          2,300   335,662
         Sixt AG                                             763    38,464
        *Sky Deutschland AG                                1,980     8,699
        #Software AG                                         147    27,822
        #*Solarworld AG                                      599     9,586
         Stada Arzneimittel AG                             2,098    92,761

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CONTINUED


                                                                                     Shares    Value++
                                                                                     ------    -----

GERMANY -- (Continued)..............................................................
   Stratec Biomedical Systems AG....................................................    161 $    7,255
   Suedzucker AG....................................................................    979     30,181
  *Suss Microtec AG.................................................................  1,680     29,151
   Symrise AG.......................................................................    851     28,011
  #Takkt AG.........................................................................    314      5,406
   ThyssenKrupp AG..................................................................  2,021     92,916
   Tognum AG........................................................................  1,706     65,388
  #*TUI AG..........................................................................  4,115     52,534
   United Internet AG...............................................................  2,950     57,715
  #Volkswagen AG....................................................................    202     35,972
   Vossloh AG.......................................................................     35      5,033
  *VTG AG...........................................................................  1,395     35,627
   Wacker Chemie AG.................................................................    130     32,186
   Wincor Nixdorf AG................................................................    165     13,637
   Wirecard AG......................................................................  1,798     34,325
                                                                                            ----------
TOTAL GERMANY.......................................................................         7,627,785
                                                                                            ----------

GREECE -- (0.4%)....................................................................
  *Agricultural Bank of Greece S.A..................................................  2,272      1,545
   Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..    612        164
  *Alpha Bank A.E...................................................................  3,571     20,818
   Bank of Cyprus Public Co......................................................... 11,675     42,574
   Bank of Greece S.A...............................................................    135      6,339
   Coca-Cola Hellenic Bottling Co. S.A..............................................  2,741     75,795
   Coca-Cola Hellenic Bottling Co. S.A. ADR.........................................    600     16,746
  *EFG Eurobank Ergasias S.A........................................................  9,716     54,688
   EYDAP Athens Water Supply & Sewage Co. S.A.......................................  1,035      8,093
   Fourlis Holdings S.A.............................................................    615      5,063
   GEK Terna S.A....................................................................  1,220      4,427
   Hellenic Petroleum S.A...........................................................  3,218     34,283
   Marfin Investment Group S.A...................................................... 26,161     27,507
  *Marfin Popular Bank PCL..........................................................     20         24
   Motor Oil (Hellas) Corinth Refineries S.A........................................  1,306     17,316
  *Mytilineos Holdings S.A..........................................................  4,059     32,319
  *National Bank of Greece S.A...................................................... 18,147    140,323
   National Bank of Greece S.A. ADR.................................................  4,590      7,298
   OPAP S.A.........................................................................  2,782     58,906
  *Piraeus Bank S.A................................................................. 12,316     20,049
  *Public Power Corp. S.A...........................................................  1,803     29,834
  *Sidenor Steel Products Manufacturing Co. S.A.....................................    614      2,478
   Titan Cement Co. S.A.............................................................  1,093     29,149
  *TT Hellenic Postbank S.A.........................................................  3,483     14,966
                                                                                            ----------
TOTAL GREECE........................................................................           650,704
                                                                                            ----------

HONG KONG -- (1.2%).................................................................
   AAC Acoustic Technologies Holdings, Inc..........................................  4,000     10,528
   Allied Properties, Ltd........................................................... 48,000      9,527
  *Associated International Hotels, Ltd.............................................  4,000      8,658
   BOC Hong Kong Holdings, Ltd...................................................... 15,000     47,153
   Brightoil Petroleum Holdings, Ltd................................................ 24,000     10,586
   C C Land Holdings, Ltd........................................................... 20,000      7,718
  #Cathay Pacific Airways, Ltd...................................................... 19,000     47,624
   Cheung Kong Holdings, Ltd........................................................  2,000     31,565
   CLP Holdings, Ltd................................................................  3,000     24,695
  *Dah Chong Hong Holdings, Ltd..................................................... 25,000     28,654
   Dah Sing Financial Holdings, Ltd.................................................  1,800     11,329
   Dickson Concepts International, Ltd..............................................  6,500      5,155
   EcoGreen Fine Chemicals Group, Ltd............................................... 28,000      9,324
   Esprit Holdings, Ltd.............................................................  8,600     35,780
  #*Foxconn International Holdings, Ltd............................................. 48,000     28,374
   Fubon Bank Hong Kong, Ltd........................................................ 10,000      6,606

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
                                                       Shares    Value++
                                                       ------    -----

       HONG KONG -- (Continued)......................
         #*Genting Hong Kong, Ltd....................  96,000 $   41,467
          Giordano International, Ltd................  14,000     10,114
          Glorious Sun Enterprises, Ltd..............  14,000      5,736
          Great Eagle Holdings, Ltd..................   4,168     14,841
         *G-Resources Group, Ltd..................... 144,000     11,140
          Hang Lung Group, Ltd.......................   6,000     40,431
          Hang Lung Properties, Ltd..................  10,000     44,527
          Hang Seng Bank, Ltd........................   3,600     56,361
          Harbour Centre Development, Ltd............   2,000      2,886
         #Henderson Land Development Co., Ltd........   4,024     27,620
          HKR International, Ltd.....................  48,800     28,507
          Hong Kong & China Gas Co., Ltd.............  17,400     43,216
          Hong Kong & Shanghai Hotels, Ltd...........   6,500     11,466
         #Hong Kong Aircraft Engineering Co., Ltd....     800     11,845
          Hong Kong Exchanges & Clearing, Ltd........   1,200     27,442
         *Hongkong Chinese, Ltd......................  58,000     12,683
          IT, Ltd....................................  82,000     66,180
          Kerry Properties, Ltd......................   9,000     48,184
         *Ko Yo Ecological Agrotech Group, Ltd....... 360,000      9,513
         *Kowloon Development Co., Ltd...............   7,000      9,264
          Li & Fung, Ltd.............................  12,680     65,058
          Lifestyle International Holdings, Ltd......   4,500     12,894
          Midland Holdings, Ltd......................  18,000     13,941
         *Mongolia Energy Corp, Ltd..................  83,000     19,561
          MTR Corp., Ltd.............................  10,051     36,699
          New World Development Co., Ltd.............  20,986     36,933
          NWS Holdings, Ltd..........................  16,185     23,827
         *Orient Overseas International, Ltd.........   2,500     19,169
          Pacific Basin Shipping, Ltd................  21,000     13,030
          Paliburg Holdings, Ltd.....................  28,000     11,014
          Power Assets Holdings, Ltd.................   8,000     56,124
          Public Financial Holdings, Ltd.............  10,000      6,250
          Samling Global, Ltd........................ 106,000     14,674
          Shun Tak Holdings, Ltd.....................   8,000      4,999
         #Sino Land Co., Ltd.........................  48,022     84,938
         *Sino-Tech International Holdings, Ltd...... 110,000      2,425
          Sun Hung Kai & Co., Ltd....................   4,000      3,401
          Sun Hung Kai Properties, Ltd...............   9,000    141,427
         #*Sustainable Forest Holdings, Ltd.......... 232,500     17,414
          Television Broadcasts, Ltd.................   2,000     11,770
          Tongda Group Holdings, Ltd................. 270,000     13,418
          Transport International Holdings, Ltd......   2,800      8,829
          Victory City International Holdings, Ltd...  41,042      9,167
          Vitasoy International Holdings, Ltd........  10,000      8,596
         *VST Holdings, Ltd..........................  62,000     17,707
          VTech Holdings, Ltd........................   5,000     56,913
          Wharf Holdings, Ltd........................  20,000    147,282
          Wheelock & Co., Ltd........................   9,000     37,341
         *Xinyi Glass Holdings, Ltd..................  34,000     41,064
                                                              ----------
       TOTAL HONG KONG...............................          1,782,564
                                                              ----------

       IRELAND -- (0.4%).............................
         *Aer Lingus Group P.L.C.....................  10,290     12,572
         *Allied Irish Banks P.L.C...................   2,797        957
         *Allied Irish Banks P.L.C. Sponsored ADR....     420      1,466
         *Anglo Irish Bank Corp. P.L.C...............   5,570      1,790
          Bank of Ireland P.L.C. Sponsored ADR.......     300        600
          C&C Group P.L.C............................   1,711      8,721
          CRH P.L.C..................................   3,129     77,672
          CRH P.L.C. Sponsored ADR...................   5,050    125,998
          DCC P.L.C..................................     432     14,412

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
                                                            Shares  Value++
                                                            ------  -----

    IRELAND -- (Continued).................................
      *Dragon Oil P.L.C....................................  3,059 $ 28,383
       FBD Holdings P.L.C..................................  1,875   20,131
       Glanbia P.L.C.......................................  4,032   25,988
      *Governor & Co. of the Bank of Ireland P.L.C. (The).. 87,494   35,623
       Grafton Group P.L.C.................................  5,495   28,886
       Greencore Group P.L.C............................... 14,365   23,399
      *Independent News & Media P.L.C......................    730      632
      *Irish Life & Permanent Group Holdings P.L.C.........  1,177      262
       Kerry Group P.L.C...................................  1,797   74,431
       Paddy Power P.L.C...................................    352   17,199
      *Smurfit Kappa Group P.L.C...........................  3,302   44,953
       United Drug P.L.C...................................  1,825    6,294
                                                                   --------
    TOTAL IRELAND..........................................         550,369
                                                                   --------

    ISRAEL -- (0.6%).......................................
      *Bank Hapoalim B.M................................... 18,848   99,117
       Bank Leumi Le-Israel B.M............................ 18,595   96,745
       Bezeq Israeli Telecommunication Corp., Ltd.......... 10,837   32,195
       Cellcom Israel, Ltd.................................    360   11,575
       Clal Industries & Investments, Ltd..................  2,565   20,574
       Clal Insurance Enterprises Holdings, Ltd............    670   18,978
       Elbit Systems, Ltd..................................    782   44,385
       Harel Insurance Investments & Finances, Ltd.........    317   18,932
       Israel Chemicals, Ltd...............................  3,136   55,661
      *Israel Discount Bank, Ltd...........................  9,101   19,263
      *Makhteshim-Agan Industries, Ltd.....................  3,203   17,285
      *Migdal Insurance & Financial Holding, Ltd...........  1,471    2,781
       Mizrahi Tefahot Bank, Ltd...........................  1,017   11,289
      *NICE Systems, Ltd. Sponsored ADR....................  1,397   53,268
      *Oil Refineries, Ltd................................. 30,902   23,148
       Partner Communications Co., Ltd.....................    822   15,589
       Teva Pharmaceutical Industries, Ltd. Sponsored ADR..  6,919  316,406
                                                                   --------
    TOTAL ISRAEL...........................................         857,191
                                                                   --------

    ITALY -- (2.1%)........................................
       A2A SpA............................................. 14,901   26,913
      *ACEA SpA............................................    926   11,954
      #Alerion Cleanpower SpA.............................. 20,862   17,305
       Ansaldo STS SpA.....................................  2,397   37,046
      *Arnoldo Mondadori Editore SpA.......................  3,462   14,670
       Assicurazioni Generali SpA..........................  3,534   84,690
       Astaldi SpA.........................................  2,155   18,793
      *Autogrill SpA.......................................  1,407   20,171
       Azimut Holding SpA..................................  3,472   44,398
      #*Banca Monte Dei Paschi di Siena SpA................ 62,342   84,476
      #Banca Piccolo Credito Valtellinese Scarl............  5,966   28,432
      *Banca Popolare dell'Emilia Romagna Scrl.............  1,948   23,817
      *Banca Popolare dell'Etruria e del Lazio Scarl.......  5,269   22,200
      #Banca Popolare di Milano Scarl......................  5,532   18,932
      *Banca Popolare di Sondrio Scarl.....................  1,167   10,122
       BasicNet SpA........................................  3,053   12,159
      *Buongiorno SpA......................................  4,310    9,094
      #Buzzi Unicem SpA....................................  1,190   18,403
      #*C.I.R. SpA - Compagnie Industriali Riunite......... 12,797   33,563
       Credito Emiliano SpA................................    697    4,805
       Davide Campari - Milano SpA.........................  3,357   24,171
       De Longhi SpA.......................................  4,371   55,935
       DiaSorin SpA........................................    691   33,368
      *Elica SpA...........................................  7,787   19,024
       Enel SpA............................................ 40,993  292,335
       Eni SpA.............................................  8,106  217,027

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
                                                         Shares    Value++
                                                         ------    -----

     ITALY -- (Continued)..............................
        Eni SpA Sponsored ADR..........................     600 $   32,244
        ERG SpA........................................     971     14,354
        Esprinet SpA...................................   1,834     15,826
        Falck Renewables SpA...........................   2,083      4,789
       *Fiat Industrial SpA............................   2,905     43,157
        Fiat SpA.......................................   2,905     31,021
       *Finmeccanica SpA...............................   7,907    106,836
       *Gemina SpA.....................................   6,656      6,898
        Geox SpA.......................................     707      4,999
       *Gruppo Editoriale L'Espresso SpA...............   2,471      7,675
        Hera SpA.......................................   4,615     11,675
        Immsi SpA......................................  13,995     18,176
       *Impregilo SpA..................................   2,167      7,434
        Intesa Sanpaolo SpA............................ 106,486    353,689
        Iren SpA.......................................   3,033      6,264
       #Italcementi SpA................................   3,075     33,709
        Italmobiliare SpA..............................     111      4,855
       *KME Group SpA..................................   9,436      5,050
        Mediaset SpA...................................   9,368     62,414
       #Milano Assicurazioni SpA.......................   5,077      7,494
        Pirelli & Co. SpA..............................   2,203     22,935
       *Prelios SpA....................................   2,203      1,728
       #*Premafin Finanziaria SpA......................   6,626      5,986
        Prysmian SpA...................................   3,121     73,672
       *Reno de Medici SpA.............................  17,900      6,068
       *Safilo Group SpA...............................   1,166     22,271
        Saipem SpA.....................................   2,333    132,513
       *Saras SpA......................................   3,128      7,854
       *Snai SpA.......................................     784      2,826
        Snam Rete Gas SpA..............................  17,646    109,760
        Societa Iniziative Autostradali e Servizi SpA..   3,086     39,749
        Societe Cattolica di Assicurazoni Scrl SpA.....   1,001     28,161
       #*Sogefi SpA....................................   5,901     24,744
       #Telecom Italia SpA.............................  18,112     27,234
       #Telecom Italia SpA Sponsored ADR...............   6,120     91,984
        Tenaris SA.....................................   1,995     50,380
        Tenaris SA ADR.................................   1,300     66,027
        Terna Rete Elettrica Nazionale SpA.............  17,283     86,527
        Tod's SpA......................................     601     81,615
        UniCredit SpA.................................. 119,631    308,088
       *Unipol Gruppo Finanziario SpA..................   5,663      4,581
        Vittoria Assicurazioni SpA.....................   2,148     12,822
                                                                ----------
     TOTAL ITALY.......................................          3,169,887
                                                                ----------

     JAPAN -- (15.8%)..................................
        77 Bank, Ltd. (The)............................   5,000     23,097
        Accordia Golf Co., Ltd.........................      37     23,864
        Adeka Corp.....................................   4,200     41,607
        Advan Co., Ltd.................................     500      4,244
        Advantest Corp. ADR............................     500      9,935
        AEON Co., Ltd..................................  10,900    131,329
        Aica Kogyo Co., Ltd............................   2,900     38,381
        Aichi Bank, Ltd. (The).........................     300     17,944
        Air Water, Inc.................................   4,000     48,356
        Aisin Seiki Co., Ltd...........................   1,300     45,853
        Ajinomoto Co., Inc.............................  10,000    111,212
        Akita Bank, Ltd. (The).........................   3,000      8,858
        Alps Electric Co., Ltd.........................   1,000     10,000
        Amada Co., Ltd.................................   6,000     48,185
        Amano Corp.....................................   3,100     28,773
       #Anritsu Corp...................................   2,000     15,959

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
                                                      Shares  Value++
                                                      ------  -----

           JAPAN -- (Continued)......................
             #AOI Electronic Co., Ltd................    200 $  3,482
              Aomori Bank, Ltd. (The)................  6,000   18,324
              Arakawa Chemical Industries, Ltd.......    300    2,753
              Arc Land Sakamoto Co., Ltd.............    900   12,477
              Arcs Co., Ltd..........................  1,600   24,783
             *Asahi Breweries, Ltd...................  3,000   56,358
              Asahi Glass Co., Ltd...................  8,000  101,570
              Asahi Kasei Corp....................... 13,000   89,859
             *Asahi Tec Corp......................... 80,000   28,056
             #Asatsu-DK, Inc.........................    300    7,872
              Asics Corp.............................  1,000   14,462
              Astellas Pharma, Inc...................  4,200  160,412
             *Atom Corp..............................  3,800   11,135
              Autobacs Seven Co., Ltd................    900   33,078
              Avex Group Holdings, Inc...............  2,300   28,591
             #Awa Bank, Ltd. (The)...................  3,000   18,744
              Bank of Iwate, Ltd. (The)..............    200    7,582
              Bank of Kyoto, Ltd. (The)..............  4,000   37,068
              Bank of Nagoya, Ltd. (The).............  2,000    6,350
              Bank of Okinawa, Ltd. (The)............    300   12,035
              Bank of Saga, Ltd. (The)...............  8,000   20,398
              Bank of the Ryukyus, Ltd...............  1,800   21,265
              Bank of Yokohama, Ltd. (The)........... 12,000   59,448
              Belluna Co., Ltd.......................  3,100   21,521
              Benesse Holdings, Inc..................    500   20,797
              Bridgestone Corp.......................  2,200   48,590
              Brother Industries, Ltd................  2,300   35,219
              Bunka Shutter Co., Ltd.................  6,000   16,356
             *Calsonic Kansei Corp...................  4,000   16,300
              Canon Electronics, Inc.................    400    9,600
              Canon Marketing Japan, Inc.............    600    6,645
              Canon, Inc. Sponsored ADR..............  7,600  358,492
              Capcom Co., Ltd........................    200    3,717
             #Casio Computer Co., Ltd................  9,200   73,158
              Central Glass Co., Ltd.................  7,000   27,672
              Century Tokyo Leasing Corp.............  2,300   39,462
              Chiba Bank, Ltd. (The)................. 10,000   59,206
              Chiyoda Corp...........................  3,000   29,864
              Chofu Seisakusho Co., Ltd..............  1,400   34,117
              Chubu Electric Power Co., Ltd..........  5,400  118,326
              Chubu Shiryo Co., Ltd..................  1,000    6,928
              Chugai Pharmaceutical Co., Ltd.........    900   14,923
              Chugoku Bank, Ltd. (The)...............  1,000   11,654
             #Chugoku Electric Power Co., Ltd. (The).  2,800   49,732
             #Chukyo Bank, Ltd. (The)................  8,000   18,337
              Chuo Mitsui Trust Holdings, Inc........ 19,370   66,686
              Chuo Spring Co., Ltd...................  1,000    3,589
              Circle K Sunkus Co., Ltd...............  1,500   23,163
              Citizen Holdings Co., Ltd..............  2,400   14,532
              CKD Corp...............................    700    6,349
              Cleanup Corp...........................    600    4,230
              CMK Corp...............................  2,600   10,692
              Coca-Cola West Co., Ltd................  2,100   43,491
              Comsys Holdings Corp...................  1,000   10,464
              Cosel Co., Ltd.........................    600    9,463
              Cosmo Oil Co., Ltd..................... 21,000   69,319
             #*CSK Corp..............................    600    1,920
              Cybernet Systems Co., Ltd..............     16    4,242
              Dai Nippon Printing Co., Ltd........... 12,000  143,952
              Daicel Chemical Industries, Ltd........  6,000   38,698
             #Daido Steel Co., Ltd...................  6,000   34,296

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
                                                       Shares  Value++
                                                       ------  -----

         JAPAN -- (Continued).........................
            Daidoh, Ltd...............................    500 $  4,969
           #*Daiei, Inc. (The)........................  1,350    4,718
            Daifuku Co., Ltd..........................  1,500   10,177
            Daihatsu Motor Co., Ltd...................  4,000   64,614
            Dai-ichi Life Insurance Co., Ltd. (The)...     12   19,821
            Daiichi Sankyo Co., Ltd...................  4,200   82,528
            Daikin Industries, Ltd....................  1,600   50,965
            Dainippon Screen Manufacturing Co., Ltd...  5,000   46,434
            Dainippon Sumitomo Pharma Co., Ltd........  2,000   19,232
            Daio Paper Corp...........................  1,000    7,233
            Daiseki Co., Ltd..........................  1,100   23,348
            Daishi Bank, Ltd. (The)...................  4,000   12,621
            Daiwa House Industry Co., Ltd.............  8,000   96,930
            Daiwa Securities Group, Inc............... 19,000   82,004
           #DCM Holdings Co., Ltd.....................  1,300    8,269
            Denki Kagaku Kogyo K.K....................  9,000   46,229
            Denso Corp................................  3,700  123,826
            Dentsu, Inc...............................  2,700   71,806
            DIC Corp..................................  7,000   16,780
           #Disco Corp................................    300   20,587
            Don Quijote Co., Ltd......................    600   22,471
            Doutor Nichires Holdings Co., Ltd.........  1,900   22,633
            Dowa Holdings Co., Ltd.................... 10,000   65,582
            Duskin Co., Ltd...........................  1,300   26,226
            Dydo Drinco, Inc..........................    400   15,612
            East Japan Railway Co.....................  1,200   66,697
            Ebara Corp................................  7,000   39,494
           #Edion Corp................................  1,300   11,219
            Ehime Bank, Ltd. (The)....................  8,000   22,584
            Eizo Nanao Corp...........................  1,100   24,615
            Electric Power Development Co., Ltd.......  1,000   26,235
           *Elpida Memory, Inc........................  4,986   74,710
            ESPEC Corp................................    700    5,336
            Exedy Corp................................    400   12,779
            Ezaki Glico Co., Ltd......................  1,000   11,959
            FALCO SD HOLDINGS Co., Ltd................    200    1,708
            FamilyMart Co., Ltd.......................    400   14,519
            FANUC Corp................................  1,000  167,399
            Fast Retailing Co., Ltd...................    300   47,303
            FCC Co., Ltd..............................    100    2,355
            Fuji Corp, Ltd............................  1,100    4,622
            Fuji Electric Holdings Co., Ltd...........  9,000   28,352
            Fuji Heavy Industries, Ltd................  6,000   44,660
            Fuji Oil Co., Ltd.........................  1,100   15,271
            Fuji Seal International, Inc..............  1,300   27,432
           #Fuji Soft, Inc............................    600    9,169
            Fuji Television Network, Inc..............      7    9,357
            FUJIFILM Holdings Corp....................  3,200   99,481
            Fujikura, Ltd............................. 11,000   57,006
            Fujimi, Inc...............................    400    5,454
            Fujitsu, Ltd.............................. 12,000   68,756
            FuKoKu Co., Ltd...........................    200    1,764
            Fukui Bank, Ltd. (The)....................  3,000    9,078
            Fukuoka Financial Group, Inc.............. 13,000   54,020
            Fukuyama Transporting Co., Ltd............  7,000   33,829
           #Funai Electric Co., Ltd...................    900   27,292
            Furukawa Electric Co., Ltd................  4,000   15,894
            Futaba Corp...............................  1,500   27,959
           *Futaba Industrial Co., Ltd................    500    2,866
            Fuyo General Lease Co., Ltd...............    400   12,531
            Glory, Ltd................................    800   17,570

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
                                                       Shares  Value++
                                                       ------  -----

         JAPAN -- (Continued).........................
            Godo Steel, Ltd...........................  8,000 $ 20,700
            Goldcrest Co., Ltd........................  1,060   17,664
            GS Yuasa Corp.............................  5,000   34,212
            Gunma Bank, Ltd. (The)....................  4,000   21,652
            Gunze, Ltd................................  7,000   25,356
            H2O Retailing Corp........................  3,000   21,808
            Hachijuni Bank, Ltd. (The)................  5,000   29,849
            Hakuhodo Dy Holdings, Inc.................    620   32,465
           #Hamamatsu Photonics K.K...................  1,700   66,892
            Hankyu Hanshin Holdings, Inc..............  5,000   22,150
            Hanwa Co., Ltd............................  3,000   12,823
            Harashin Narus Holdings Co., Ltd..........    400    5,881
           *Haseko Corp............................... 34,000   22,786
            Heiwa Corp................................  2,700   41,751
            Heiwado Co., Ltd..........................    700    8,873
            Hibiya Engineering, Ltd...................    800    7,495
            Higo Bank, Ltd. (The).....................  3,000   17,299
            Hino Motors, Ltd..........................  2,000    9,480
           #Hiroshima Bank, Ltd. (The)................  3,000   13,113
            Hisamitsu Pharmaceutical Co., Inc.........    300   12,520
            Hitachi Cable, Ltd........................  3,000    7,183
            Hitachi Capital Corp......................  1,300   18,544
            Hitachi Chemical Co., Ltd.................  3,300   68,018
            Hitachi Construction Machinery Co., Ltd...  1,700   41,445
            Hitachi High-Technologies Corp............  2,100   44,194
            Hitachi Koki Co., Ltd.....................    800    7,328
            Hitachi Kokusai Electric, Inc.............  2,000   16,677
           #Hitachi Metals, Ltd.......................  1,000   13,171
            Hitachi Tool Engineering, Ltd.............    600    6,088
            Hitachi Transport System, Ltd.............  1,100   15,286
           #Hitachi Zosen Corp........................  9,000   13,143
            Hitachi, Ltd. ADR.........................  3,100  168,826
            Hokkaido Electric Power Co., Inc..........  1,400   25,385
            Hokkoku Bank, Ltd. (The)..................  4,000   13,521
            Hokuetsu Kishu Paper Co., Ltd.............  4,500   25,166
            Hokuhoku Financial Group, Inc............. 11,000   20,993
            Hokuriku Electric Power Co., Inc..........  1,600   32,450
           #Honda Motor Co., Ltd......................  5,600  215,287
           #Honda Motor Co., Ltd. Sponsored ADR.......  8,100  310,635
            Horiba, Ltd...............................    300    9,026
            Hosiden Corp..............................    800    8,017
            House Foods Corp..........................  2,300   37,650
            Hyakugo Bank, Ltd. (The)..................  2,000    8,717
            Hyakujishi Bank, Ltd. (The)...............  2,000    7,466
            Ibiden Co., Ltd...........................    800   27,010
            Idemitsu Kosan Co., Ltd...................    400   47,304
            IHI Corp..................................  6,000   15,266
            Imperial Hotel, Ltd.......................    200    4,944
            Inaba Seisakusho Co., Ltd.................    600    6,290
            Inabata & Co., Ltd........................  1,200    6,893
           #Inageya Co., Ltd..........................  2,000   21,261
            Ines Corp.................................    500    3,293
            Inpex Corp................................      6   46,127
           #Iseki & Co., Ltd..........................  6,000   13,592
           #*Isetan Mitsukoshi Holdings, Ltd..........  4,840   46,723
            Isuzu Motors, Ltd......................... 14,000   60,042
           #ITO EN, Ltd...............................    600   10,649
            ITOCHU Corp...............................  8,300   86,462
           #Itochu Techno-Solutions Corp..............    400   14,182
            Itoham Foods, Inc.........................  2,000    7,938
            Iwatani International Corp................  9,000   29,700

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CONTINUED


                                                      Shares  Value++
                                                      ------  -----

           JAPAN -- (Continued)......................
              Iyo Bank, Ltd. (The)...................  4,000 $ 33,451
              Izumi Co., Ltd.........................    700   10,019
             #Izumiya Co., Ltd.......................  4,000   17,427
              J. Front Retailing Co., Ltd............  9,000   39,110
              Japan Airport Terminal Co., Ltd........    700    9,054
              Japan Petroleum Exploration Co., Ltd...    700   34,319
              Japan Steel Works, Ltd. (The)..........  2,000   16,153
              Japan Tobacco, Inc.....................     11   42,749
              Japan Wool Textile Co., Ltd. (The).....  1,000    8,877
              JFE Holdings, Inc......................  1,300   35,584
              Joyo Bank, Ltd. (The)..................  6,000   24,217
              JS Group Corp..........................  2,600   62,665
              JSR Corp...............................  2,800   58,907
              JTEKT Corp.............................  4,100   53,260
              Juroku Bank, Ltd.......................  8,000   24,804
             *JVC Kenwood Holdings, Inc..............  3,820   19,680
              JX Holdings, Inc....................... 26,120  183,955
              Kadokawa Holdings, Inc.................  1,200   31,340
              Kagome Co., Ltd........................  1,500   26,123
              Kagoshima Bank, Ltd. (The).............  2,000   13,448
              Kajima Corp............................ 22,403   64,238
              Kakaku.com, Inc........................      7   40,340
              Kaken Pharmaceutical Co., Ltd..........  1,000   12,973
              Kamigumi Co., Ltd......................  2,000   17,130
              Kaneka Corp............................  5,000   36,494
              Kansai Electric Power Co., Inc.........  7,000  147,437
             #Kansai Paint Co., Ltd..................  7,000   63,139
              Kanto Auto Works, Ltd..................  1,800   11,701
              Kao Corp...............................  3,000   75,098
              Katakura Industries Co., Ltd...........  1,200   11,960
              Kawasaki Heavy Industries, Ltd......... 14,000   57,861
             #Kawasaki Kisen Kaisha, Ltd.............  9,000   30,180
              Kayaba Industry Co., Ltd...............  3,000   24,957
              KDDI Corp..............................     22  146,874
             #Keihan Electric Railway Co., Ltd.......  7,000   29,021
              Keihin Corp............................    600   11,488
              Keiyo Bank, Ltd. (The).................  7,000   34,437
             #*Kenedix, Inc..........................     64   11,694
              Kewpie Corp............................  3,500   41,924
              Kikkoman Corp..........................  4,000   39,708
              Kinden Corp............................  3,000   25,576
             *Kirin Holdings Co., Ltd................  6,000   84,428
              Kissei Pharmaceutical Co., Ltd.........  1,000   18,880
              Kiyo Holdings, Inc.....................  9,000   12,809
              Koa Corp...............................    900   10,041
              Kobayashi Pharmaceutical Co., Ltd......    600   28,201
              Kobe Steel, Ltd........................ 26,000   64,518
              Koito Manufacturing Co., Ltd...........  1,000   15,725
              Kokuyo Co., Ltd........................  1,500   11,094
              Komatsu, Ltd...........................  6,300  222,134
              Komori Corp............................    900    8,567
              Konami Co., Ltd........................    600   11,958
              Konami Corp. ADR.......................    400    7,880
             *Konica Minolta Holdings, Inc...........  7,000   61,642
              Konishi Co., Ltd.......................    300    3,998
             *K's Holdings Corp......................    719   22,410
              Kubota Corp............................  6,000   57,529
              Kubota Corp. Sponsored ADR.............  1,000   47,550
              Kurabo Industries, Ltd................. 13,000   23,437
              Kuraray Co., Ltd.......................  3,000   43,702
              Kureha Corp............................  2,000   10,020

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CONTINUED


                                                         Shares  Value++
                                                         ------  -----

        JAPAN -- (Continued)............................
           Kurita Water Industries, Ltd.................    300 $  8,787
           Kuroda Electric Co., Ltd.....................    300    3,343
           Kyocera Corp.................................    500   55,167
           Kyocera Corp. Sponsored ADR..................  1,000  109,910
          #Kyokuyo Co., Ltd.............................  2,000    3,959
           KYORIN Holdings, Inc.........................  2,000   35,708
           Kyowa Exeo Corp..............................  2,000   21,043
           Kyowa Hakko Kirin Co., Ltd...................  4,000   39,911
           Kyushu Electric Power Co., Inc...............  3,300   61,011
           Lawson, Inc..................................    500   24,532
           LEC, Inc.....................................    400    6,097
          #*Leopalace21 Corp............................  2,100    2,979
           Life Corp....................................  1,500   21,520
           Lintec Corp..................................  1,100   32,554
           Lion Corp....................................  5,000   26,227
           Mabuchi Motor Co., Ltd.......................    500   24,807
           Maeda Corp...................................  7,000   21,273
           Maeda Road Construction Co., Ltd.............  1,000    9,490
           Maezawa Kasei Industries Co., Ltd............    400    4,040
          *Makino Milling Machine Co., Ltd..............  7,000   65,805
           Makita Corp..................................  1,200   55,177
           Mars Engineering Corp........................    300    4,921
           Marubeni Corp................................ 12,000   87,668
           Marubun Corp.................................    800    3,821
           Maruha Nichiro Holdings, Inc.................  6,000    8,937
           Marui Group Co., Ltd.........................  4,600   31,779
           Maruichi Steel Tube, Ltd.....................  1,400   34,839
           Marusan Securities Co., Ltd..................  3,900   16,356
           Max Co., Ltd.................................  2,000   24,729
           Mazda Motor Corp............................. 21,000   48,222
           Megmilk Snow Brand Co., Ltd..................    600    9,322
          #Meidensha Corp...............................  4,000   17,133
           Meiji Holdings Co., Ltd......................  1,134   48,433
           Meitec Corp..................................    300    5,812
           Michinoku Bank, Ltd. (The)...................  3,000    5,330
           Minato Bank, Ltd. (The)......................  8,000   14,910
           Minebea Co., Ltd............................. 10,000   54,116
           Miraca Holdings, Inc.........................    600   22,845
           Misumi Group, Inc............................    600   15,130
           Mitsubishi Chemical Holdings Corp............ 15,000  101,571
           Mitsubishi Corp..............................  6,980  189,351
           Mitsubishi Electric Corp..................... 12,000  133,599
           Mitsubishi Estate Co., Ltd...................  9,000  157,498
           Mitsubishi Gas Chemical Co., Inc.............  7,369   57,732
           Mitsubishi Heavy Industries, Ltd............. 30,000  143,350
           Mitsubishi Logistics Corp....................  3,000   33,184
           Mitsubishi Materials Corp.................... 13,000   45,130
          *Mitsubishi Motors Corp....................... 25,000   30,673
           Mitsubishi Paper Mills, Ltd.................. 11,000   11,177
           Mitsubishi Pencil Co., Ltd...................    600   10,694
           Mitsubishi Tanabe Pharma Corp................  2,000   33,179
           Mitsubishi UFJ Financial Group, Inc.......... 51,500  247,179
           Mitsubishi UFJ Financial Group, Inc. ADR..... 25,043  119,455
           Mitsui & Co., Ltd. Sponsored ADR.............    473  168,033
           Mitsui Chemicals, Inc........................ 10,000   36,639
           Mitsui Engineering & Shipbuilding Co., Ltd... 21,000   52,141
           Mitsui Fudosan Co., Ltd......................  6,000  104,131
           Mitsui Home Co., Ltd.........................  3,000   15,097
           Mitsui Mining & Smelting Co., Ltd............  5,000   17,901
           Mitsui O.S.K. Lines, Ltd..................... 10,000   55,775
           Mitsui-Soko Co., Ltd.........................  1,000    3,710

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CONTINUED


                                                      Shares  Value++
                                                      ------  -----

          JAPAN -- (Continued).......................
             Mitsumi Electric Co., Ltd...............  2,400 $ 30,775
            #Miura Co., Ltd..........................    400   11,365
             Miyazaki Bank, Ltd. (The)...............  7,000   15,860
             Mizuho Financial Group, Inc............. 42,900   67,968
            *Mizuho Financial Group, Inc. ADR........ 11,600   37,004
            #*Mizuho Investors Securities Co., Ltd...  9,000    8,609
            #Mizuho Trust & Banking Co., Ltd......... 10,000    8,456
            #Mizuno Corp.............................  6,000   25,906
             Mochida Pharmaceutical Co., Ltd.........  2,000   22,244
            #Mori Seiki Co., Ltd.....................  1,900   24,372
             Morinaga & Co., Ltd..................... 11,000   24,765
             Morinaga Milk Industry Co., Ltd.........  4,000   16,146
             Mory Industries, Inc....................  2,000    8,431
             MOS Food Services, Inc..................    700   12,865
             MS&AD Insurance Group Holdings, Inc.....  2,452   57,421
             Murata Manufacturing Co., Ltd...........  1,100   79,447
             Musashino Bank, Ltd.....................    400   12,668
             Nabtesco Corp...........................  1,000   25,601
             Nagase & Co., Ltd.......................  2,000   25,336
             Nagoya Railroad Co., Ltd................  8,000   21,020
             Nakamuraya Co., Ltd.....................  1,000    4,690
             Namco Bandai Holdings, Inc..............  1,500   16,565
             Nankai Electric Railway Co., Ltd........  4,000   15,448
            #Nanto Bank, Ltd. (The)..................  3,000   14,675
             Natori Co., Ltd.........................    500    4,863
            *NEC Corp................................ 70,000  147,650
             Net One Systems Co., Ltd................     16   28,972
             NGK Insulators, Ltd.....................  1,000   17,351
             NGK Spark Plug Co., Ltd.................  3,000   41,760
             Nichia Steel Works, Ltd.................  1,000    2,672
             Nichicon Corp...........................  1,300   19,980
             Nichirei Corp...........................  7,000   30,756
             Nidec Corp. ADR.........................  2,800   61,180
             Nifco, Inc..............................    500   12,642
             Nihon Kohden Corp.......................  1,800   38,227
             Nihon Parkerizing Co., Ltd..............  1,000   13,910
             Nihon Unisys, Ltd.......................  2,600   16,072
             Nihon Yamamura Glass Co., Ltd...........  3,000    8,310
             Nikkiso Co., Ltd........................  3,000   24,914
             Nikon Corp..............................  1,000   20,958
             Nintendo Co., Ltd.......................    500  118,307
             Nippo Corp..............................  3,000   24,149
             Nippon Ceramic Co., Ltd.................    400    8,465
             Nippon Chemi-Con Corp...................  6,000   31,400
             Nippon Express Co., Ltd.................  8,000   31,875
             Nippon Flour Mills Co., Ltd.............  2,000    9,918
             Nippon Kayaku Co., Ltd..................  4,000   38,639
             Nippon Konpo Unyu Soko Co., Ltd.........  1,000   10,737
             Nippon Light Metal Co., Ltd............. 33,000   67,425
             Nippon Meat Packers, Inc................  3,000   41,558
             Nippon Paint Co., Ltd...................  6,000   42,100
             Nippon Paper Group, Inc.................  1,800   36,167
             Nippon Sheet Glass Co., Ltd............. 11,800   34,747
            #Nippon Shinyaku Co., Ltd................  1,000   13,044
             Nippon Shokubai Co., Ltd................  3,000   39,376
            #Nippon Signal Co., Ltd..................  2,700   21,094
             Nippon Soda Co., Ltd....................  8,000   35,126
             Nippon Steel Corp....................... 25,000   78,201
            #Nippon Suisan Kaisha, Ltd...............  2,700    7,551
             Nippon Telegraph & Telephone Corp. ADR..  4,000   92,600
             Nippon Television Network Corp..........    180   25,596

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CONTINUED


                                                              Shares  Value++
                                                              ------  -----
  JAPAN -- (Continued).......................................
     Nippon Valqua Industries, Ltd...........................  3,000 $  8,751
    #*Nippon Yakin Kogyo Co., Ltd............................  2,000    4,747
     Nippon Yusen K.K........................................ 11,405   42,162
     Nipro Corp..............................................  1,000   20,394
     Nishimatsu Construction Co., Ltd........................  4,000    6,099
     Nishimatsuya Chain Co., Ltd.............................  2,600   22,000
     Nishi-Nippon Bank, Ltd..................................  3,000    8,497
     Nishi-Nippon Railroad Co., Ltd..........................  3,000   12,965
     Nissan Chemical Industries, Ltd.........................    700    7,263
     Nissan Motor Co., Ltd...................................  9,000   86,594
     Nissan Shatai Co., Ltd..................................  1,000    7,493
    #Nissha Printing Co., Ltd................................    500   10,208
     Nisshin Oillio Group, Ltd. (The)........................  2,000    9,365
     Nisshin Seifun Group, Inc...............................  3,500   43,813
     Nisshin Steel Co., Ltd.................................. 16,000   31,938
     Nisshinbo Holdings, Inc.................................  3,000   29,695
    #Nissin Foods Holdings Co., Ltd..........................  1,100   38,992
     Nissin Kogyo Co., Ltd...................................    700   11,773
     Nitta Corp..............................................    800   14,339
     Nitto Boseki Co., Ltd................................... 14,000   34,005
     Nitto Denko Corp........................................  1,900  101,757
    #Nitto Kogyo Corp........................................    700    7,240
     NKSJ Holdings, Inc...................................... 17,200  110,857
     NOF Corp................................................  2,000    8,780
     NOK Corp................................................  3,900   66,662
     Nomura Holdings, Inc.................................... 10,800   55,172
     Nomura Holdings, Inc. ADR............................... 14,000   71,400
     Nomura Real Estate Holdings, Inc........................    900   13,902
     Nomura Research Institute, Ltd..........................  1,200   25,797
     NSK, Ltd................................................ 11,000   97,616
     NTN Corp................................................ 12,000   57,625
    #NTT Data Corp...........................................      8   26,509
     NTT DoCoMo, Inc.........................................     47   87,203
     NTT DoCoMo, Inc. Sponsored ADR..........................  5,596  103,582
     Obayashi Corp........................................... 11,000   46,404
     Obic Co., Ltd...........................................     60   11,127
     Odakyu Electric Railway Co., Ltd........................  6,000   48,484
     Ogaki Kyoritsu Bank, Ltd. (The).........................  2,000    6,418
     Ohara, Inc..............................................    300    3,230
     Oiles Corp..............................................  1,500   28,936
     Oita Bank, Ltd. (The)...................................  2,000    6,369
     Oji Paper Co., Ltd...................................... 15,000   67,349
     Okasan Securities Group, Inc............................  2,000    7,175
    *Oki Electric Industry Co., Ltd.......................... 12,000    9,837
     Okinawa Electric Power Co., Ltd.........................    200    8,722
    #OKUMA Corp..............................................  2,000   18,839
     Okumura Corp............................................  7,000   27,381
     Okura Industrial Co., Ltd...............................  2,000    6,305
     Olympus Corp............................................  2,500   70,757
     Omron Corp..............................................  2,800   76,492
     Ono Pharmaceutical Co., Ltd.............................    800   40,414
    #Osaka Gas Co., Ltd...................................... 26,000   95,946
    #Osaki Electric Co., Ltd.................................  1,000    9,036
     OSG Corp................................................  1,100   14,747
     Otsuka Corp.............................................    600   37,685
    *Pacific Metals Co., Ltd.................................  2,000   15,153
     PanaHome Corp...........................................  5,000   33,411
     Panasonic Corp. Sponsored ADR........................... 13,800  169,602
     Panasonic Electric Works Information Systems Co., Ltd...    300    7,970
     Parco Co., Ltd..........................................    900    7,684
    #Paris Miki Holdings, Inc................................  3,100   30,271

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CONTINUED


                                                        Shares  Value++
                                                        ------  -----

        JAPAN -- (Continued)...........................
           Park24 Co., Ltd.............................    900 $  9,404
           Pigeon Corp.................................    700   24,105
           Piolax, Inc.................................    500   11,489
          *Pioneer Electronic Corp.....................  8,000   33,839
           Pronexus, Inc...............................    600    2,960
          #*Renesas Electronics Corp...................  2,500   21,669
           Rengo Co., Ltd..............................  7,000   41,904
           Resona Holdings, Inc........................  2,800   13,275
           Ricoh Co., Ltd.............................. 13,000  143,462
           Rinnai Corp.................................    600   39,824
           Rohm Co., Ltd...............................  1,100   66,249
           Rohto Pharmaceutical Co., Ltd...............  1,000   10,169
           Roland Corp.................................  1,200   13,818
           Roland DG Corp..............................    700   11,265
           Royal Holdings Co., Ltd.....................  1,800   18,577
           Ryobi, Ltd..................................  9,000   34,872
          #Ryohin Keikaku Co., Ltd.....................    725   33,654
           Ryosan Co., Ltd.............................    500   11,600
           Ryoyo Electro Corp..........................  2,000   20,573
           Saibu Gas Co., Ltd..........................  4,000    9,669
           Sakata Seed Corp............................  1,800   25,539
          #Sanden Corp.................................  2,000    9,470
           Sanei-International Co., Ltd................    400    4,449
           San-in Godo Bank, Ltd. (The)................  2,000   14,834
           Sanki Engineering Co., Ltd..................  3,000   17,904
           Sankyu, Inc.................................  8,000   36,765
           Sapporo Hokuyo Holdings, Inc................  8,000   35,488
          *Sapporo Holdings, Ltd.......................  2,000    8,037
           Sawai Pharmaceutical Co., Ltd...............    500   44,864
           Secom Co., Ltd..............................  1,100   54,564
           Sega Sammy Holdings, Inc....................  2,000   35,032
           Seiko Epson Corp............................  2,300   40,022
           Seiren Co., Ltd.............................  1,800   12,099
           Sekisui Chemical Co., Ltd...................  7,000   58,730
           Sekisui House, Ltd.......................... 10,000   96,937
           Sekisui Plastics Co., Ltd...................  5,000   18,332
           Senshukai Co., Ltd..........................  1,600    9,828
           Seven & I Holdings Co., Ltd.................  4,100  103,181
           Sharp Corp.................................. 13,000  119,608
           Shiga Bank, Ltd.............................  6,000   32,190
           Shikoku Bank, Ltd...........................  3,000    8,999
          #Shikoku Electric Power Co., Inc.............  2,000   50,761
           Shima Seiki Manufacturing Co., Ltd..........    300    7,958
          #Shimadzu Corp...............................  7,000   60,815
          #Shimizu Corp................................ 15,000   63,377
          #Shindengen Electric Manufacturing Co., Ltd..  1,000    4,341
           Shin-Etsu Chemical Co., Ltd.................  2,800  145,665
           Shinko Electric Industries Co., Ltd.........  1,300   13,350
           Shionogi & Co., Ltd.........................  1,500   24,317
           Ship Healthcare Holdings, Inc...............    500    6,494
           Shiroki Corp................................  5,000   16,220
           Shiseido Co., Ltd...........................  1,600   26,613
           Shizuoka Bank, Ltd..........................  7,000   63,781
           Shizuoka Gas Co., Ltd.......................  3,000   17,717
           Sho-Bond Corp...............................    200    5,236
          *Showa Corp..................................  1,800   11,715
          #Showa Denko K.K............................. 14,000   27,940
           Showa Shell Sekiyu K.K......................  2,300   25,093
           Sinanen Co., Ltd............................  4,000   16,781
           SKY Perfect JSAT Holdings, Inc..............     27   10,790
           SMC Corp....................................    300   54,803

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CONTINUED


                                                       Shares  Value++
                                                       ------  -----

          JAPAN -- (Continued)........................
             Sohgo Security Services Co., Ltd.........    800 $  9,184
             Sojitz Corp.............................. 23,800   45,927
             Sony Corp................................    300    8,471
             Sony Corp. Sponsored ADR................. 13,476  381,506
             Sony Financial Holdings, Inc.............    600   11,152
            *Sotetsu Holdings, Inc....................  3,000    8,231
             Space Co., Ltd...........................    200    1,252
            #Square Enix Holdings Co., Ltd............    900   14,996
             SRA Holdings, Inc........................    600    5,380
             Star Micronics Co., Ltd..................    700    7,903
             Starzen Co., Ltd.........................  3,000    8,874
            *Sugi Holdings Co., Ltd...................  1,200   28,740
            #*Sumco Corp..............................  1,800   34,721
             Suminoe Textile Co., Ltd.................  5,000   10,566
            #Sumisho Computer Systems Corp............  1,600   22,769
             Sumitomo Bakelite Co., Ltd...............  2,000   12,826
             Sumitomo Chemical Co., Ltd............... 15,231   80,999
             Sumitomo Corp............................  9,500  131,051
             Sumitomo Electric Industries, Ltd........  8,100  112,778
             Sumitomo Forestry Co., Ltd...............  1,700   14,900
             Sumitomo Heavy Industries, Ltd...........  6,000   39,567
             Sumitomo Metal Industries, Ltd........... 16,000   33,848
             Sumitomo Metal Mining Co., Ltd...........  4,000   71,422
             Sumitomo Mitsui Financial Group, Inc..... 11,700  363,424
             Sumitomo Osaka Cement Co., Ltd........... 11,000   29,909
             Sumitomo Realty & Development Co., Ltd...  1,000   20,699
             Sumitomo Rubber Industries, Ltd..........  2,400   27,196
             Sumitomo Warehouse Co., Ltd..............  3,000   13,815
             Suruga Bank, Ltd.........................  4,000   33,387
             Suzuken Co., Ltd.........................    300    7,501
             Suzuki Motor Corp........................  2,300   54,756
             Sysmex Corp..............................  1,400   49,035
             T&D Holdings, Inc........................  2,350   58,029
             Tadano, Ltd..............................  1,000    5,348
            #Taiheiyo Cement Corp.....................  5,000    8,573
             Taisei Corp.............................. 19,000   44,509
            #Taisho Pharmaceutical Co., Ltd...........  1,000   23,583
            #Taiyo Nippon Sanso Corp..................  2,000   16,154
             Taiyo Yuden Co., Ltd.....................  2,000   28,164
             Takamatsu Construction Group Co., Ltd....    700    9,766
             Takara Holdings, Inc.....................  4,000   19,467
             Takara Standard Co., Ltd.................  5,000   37,773
            #Takasago Thermal Engineering Co., Ltd....  3,000   25,623
            #Takashimaya Co., Ltd.....................  8,000   54,700
            *Takata Corp..............................  1,000   30,384
             Takeda Pharmaceutical Co., Ltd...........  2,600  126,003
             Tayca Corp...............................  3,000   10,769
             TDK Corp. Sponsored ADR..................  1,200   62,088
             Teijin, Ltd.............................. 17,000   81,472
             Tenma Corp...............................  1,000   10,837
             Terumo Corp..............................  1,300   72,501
             THK Co., Ltd.............................  1,700   43,697
             TKC, Corp................................    400    8,534
             Toagosei Co., Ltd........................  3,000   16,247
             Tochigi Bank, Ltd........................  5,000   20,315
             Toho Bank, Ltd...........................  3,000    7,391
             Toho Co., Ltd./Kobe......................  1,000    3,687
            *Toho Co., Ltd./Tokyo.....................  1,500   22,710
             Toho Gas Co., Ltd........................  7,000   32,783
            #Toho Zinc Co., Ltd.......................  5,000   27,274
            #Tohuku Electric Power Co., Inc...........  2,900   42,590

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CONTINUED


                                                     Shares  Value++
                                                     ------  -----

           JAPAN -- (Continued).....................
              Tokai Carbon Co., Ltd.................  8,000 $ 42,193
              Tokai Rika Co., Ltd...................    600   10,514
              Tokai Rubber Industries, Ltd..........  2,800   34,088
              Tokai Tokyo Financial Holdings, Inc...  7,000   20,980
              Token Corp............................    120    5,119
              Tokio Marine Holdings, Inc............  6,500  181,834
              Tokushu Tokai Paper Co., Ltd..........  4,000    7,834
              Tokuyama Corp.........................  7,000   36,395
              Tokyo Broadcasting System, Inc........  1,600   18,717
             *Tokyo Dome Corp.......................  2,000    4,331
              Tokyo Electric Power Co., Ltd.........  7,000   37,540
              Tokyo Electron, Ltd...................  1,200   69,473
              Tokyo Energy & Systems, Inc...........  2,000   13,193
              Tokyo Gas Co., Ltd.................... 23,000  102,615
              Tokyo Ohka Kogyo Co., Ltd.............    500   10,574
              Tokyo Seimitsu Co., Ltd...............    700   13,694
              Tokyo Steel Manufacturing Co., Ltd....    400    4,335
              Tokyo Tatemono Co., Ltd...............  8,000   28,928
             *Tokyo Tomin Bank, Ltd.................    500    6,685
              Tokyu Corp............................ 10,000   41,368
              Tokyu Land Corp....................... 12,000   51,840
              Tonami Holdings Co., Ltd..............  3,000    5,522
              TonenGeneral Sekiyu K.K...............  2,000   24,814
              Toppan Forms Co., Ltd.................  1,300   10,403
              Toppan Printing Co., Ltd.............. 10,000   78,605
              Topre Corp............................    300    2,473
              Toray Industries, Inc................. 10,000   74,176
              Toshiba Corp.......................... 25,000  133,122
              Toshiba Machine Co., Ltd..............  8,000   42,780
              Toshiba TEC Corp......................  2,000    9,238
              Tosoh Corp............................ 12,000   46,421
              TOTO, Ltd.............................  8,000   62,817
              Toyo Ink Manufacturing Co., Ltd.......  3,000   15,194
              Toyo Seikan Kaisha, Ltd...............  3,100   52,700
              Toyo Tire & Rubber Co., Ltd........... 12,000   29,343
              Toyobo Co., Ltd....................... 22,000   34,763
             *Toyoda Gosei Co., Ltd.................    900   19,664
              Toyota Auto Body Co., Ltd.............    900   15,927
              Toyota Boshoku Corp...................    600    9,350
             #Toyota Motor Corp.....................  1,600   63,826
              Toyota Motor Corp. Sponsored ADR......  7,156  570,190
              Toyota Tsusho Corp....................  4,700   78,368
              Trend Micro, Inc......................    500   14,274
              Trusco Nakayama Corp..................    400    6,771
              Tsubakimoto Chain Co..................  2,000   10,641
              Tsugami Corp..........................  1,000    6,796
              Tsumura & Co..........................    500   15,552
              Ube Industries, Ltd................... 12,000   38,382
              Ulvac, Inc............................    700   15,668
              Uni-Charm Corp........................    900   35,649
              Unipres Corp..........................    200    4,285
              Universe Co., Ltd.....................    600    8,926
              UNY Co., Ltd..........................  3,000   26,290
              U-Shin, Ltd...........................  1,600   11,215
              Ushio, Inc............................  1,600   32,578
              Vital KSK Holdings, Inc...............  1,000    8,409
             #Wacom Co., Ltd........................     12   15,336
              West Japan Railway Co.................     11   40,114
              Xebio Co., Ltd........................  1,700   31,542
             *Yachiyo Bank, Ltd. (The)..............    400   12,210
             #Yahoo Japan Corp......................     43   15,817

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CONTINUED


                                                    Shares     Value++
                                                    ------     -----

         JAPAN -- (Continued)......................
            Yaizu Suisankagaku Industry Co., Ltd...    200 $     1,816
            Yamada Denki Co., Ltd..................    160      11,241
            Yamagata Bank, Ltd.....................  2,000       9,755
            Yamaguchi Financial Group, Inc.........  3,000      27,096
           *Yamaha Motor Co., Ltd..................  2,500      48,055
            Yamanashi Chuo Bank, Ltd...............  2,000       8,919
            Yamatake Corp..........................    500      12,812
            Yamato Kogyo Co., Ltd..................  1,600      52,806
            Yaskawa Electric Corp..................  3,000      35,121
            Yellow Hat, Ltd........................    400       3,682
            Yodogawa Steel Works, Ltd..............  2,000       8,440
            Yokohama Rubber Co., Ltd...............  3,000      15,343
            Yondenko Corp..........................  2,000       8,707
           #Yorozu Corp............................    600      12,160
            Yoshinoya Holdings Co., Ltd............     23      27,940
            Zensho Co., Ltd........................    400       4,219
            Zeon Corp..............................  3,000      27,102
                                                           -----------
         TOTAL JAPAN...............................         23,808,944
                                                           -----------

         NETHERLANDS -- (2.4%).....................
            Aalberts Industries NV.................  3,359      84,953
           *Aegon NV............................... 13,285     105,595
           #Akzo Nobel NV..........................  2,679     207,725
            APERAM NV..............................    218       9,178
            Arcadis NV.............................    510      13,162
            ArcelorMittal NV.......................  4,360     161,128
           #*ASM International NV..................    503      21,819
           #*ASML Holding NV.......................  1,783      74,319
           *ASML Holding NV ADR....................  1,700      70,992
            BinckBank NV...........................    616      11,139
           *CSM NV.................................    619      23,713
            Fugro NV...............................  1,228     112,561
           *Heijmans NV............................  1,353      45,790
           #Heineken NV............................  2,029     121,404
            Hunter Douglas NV......................    235      12,587
           *ING Groep NV Sponsored ADR............. 56,475     744,905
           #*Kendrion NV...........................    337       8,711
            Koninklijke Ahold NV................... 15,283     214,627
            Koninklijke Bam Groep NV...............  6,603      52,719
            Koninklijke DSM NV.....................  3,045     209,882
           *Koninklijke Philips Electronics NV.....  2,996      88,736
            Koninklijke Ten Cate NV................  1,088      50,357
           #*LBi International NV..................  8,941      23,986
            Mediq NV...............................  1,957      42,181
            Nutreco NV.............................    690      53,699
           *Philips Electronics NV ADR............. 10,686     315,130
           *Randstad Holdings NV...................  2,589     145,658
            Reed Elsevier NV.......................  1,280      16,700
            Reed Elsevier NV ADR...................  2,200      57,860
            SBM Offshore NV........................  2,407      70,394
           #Sligro Food Group NV...................    296      10,997
            Telegraaf Media Groep NV...............    286       6,137
            TKH Group NV...........................  1,058      33,065
            TNT NV.................................  1,612      39,670
           #*TomTom NV.............................  2,056      18,596
            Unilever NV............................  6,061     199,532
            Unilever NV ADR........................  2,000      66,000
           *USG People NV..........................    981      19,420
            Wolters Kluwer NV......................  3,588      83,598
                                                           -----------
         TOTAL NETHERLANDS.........................          3,648,625
                                                           -----------

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CONTINUED


                                                          Shares    Value++
                                                          ------    -----

     NEW ZEALAND -- (0.1%)...............................
        Auckland International Airport, Ltd.............. 29,381 $   52,868
       #Contact Energy, Ltd..............................  7,250     34,976
        Fisher & Paykel Healthcare Corp., Ltd............  4,279     10,722
        Fletcher Building, Ltd. (6341606)................  3,659     27,277
        Infratil, Ltd....................................  4,240      6,522
        New Zealand Refining Co., Ltd....................  7,267     26,480
        Port of Tauranga, Ltd............................  1,623     11,379
       #Telecom Corp. of New Zealand, Ltd. Sponsored ADR.  4,400     38,412
        TrustPower, Ltd..................................  3,375     20,761
                                                                 ----------
     TOTAL NEW ZEALAND...................................           229,397
                                                                 ----------

     NORWAY -- (0.8%)....................................
        Aker Kvaerner ASA................................  5,216    125,719
       *Austevoll Seafood ASA............................    232      1,782
       *BW Offshore, Ltd. ASA............................  4,454     11,550
        Cermaq ASA.......................................    800     16,479
       *Copeinca ASA.....................................  1,200     11,534
       #DnB NOR ASA Series A.............................  8,512    138,411
       *DNO International ASA............................ 28,000     42,022
       *Dockwise, Ltd. ASA...............................  1,222     35,423
       *DOF ASA..........................................  1,800     19,869
        Fred Olsen Energy ASA............................     80      3,685
        Ganger Rolf ASA..................................    240      6,862
       #Norsk Hydro ASA..................................  9,390     83,286
       *Norske Skogindustrier ASA Series A...............  2,500      7,103
        Orkla ASA........................................ 11,832    119,745
       *Petroleum Geo-Services ASA.......................  1,047     16,564
        Prosafe ASA......................................  1,912     15,522
       *Renewable Energy Corp. ASA.......................  4,200     14,833
        Schibsted ASA....................................    400     12,035
        SeaDrill, Ltd. ASA...............................  3,000    106,434
       *Sevan Marine ASA.................................  1,300        918
       *Songa Offshore SE................................  1,065      6,507
        SpareBanken 1 SMN................................  1,619     16,267
        StatoilHydro ASA.................................  1,958     57,357
       #StatoilHydro ASA Sponsored ADR...................  5,400    158,274
       #*Storebrand ASA..................................  6,864     71,290
        Subsea 7 SA......................................    852     22,442
        Telenor ASA......................................  1,997     34,500
        TGS Nopec Geophysical Co. ASA....................    865     22,775
       #Tomra Systems ASA................................  1,800     15,446
       #Veidekke ASA.....................................  1,400     14,140
        Yara International ASA...........................  1,150     67,327
                                                                 ----------
     TOTAL NORWAY........................................         1,276,101
                                                                 ----------

     PORTUGAL -- (0.3%)..................................
       #Banco Comercial Portugues SA..................... 27,933     22,286
       #Banco Espirito Santo SA..........................  6,796     28,626
       #Brisa SA.........................................  1,850     12,375
        Cimpor Cimentos de Portugal SA...................  1,352      9,341
       *EDP Renovaveis SA................................  1,817     13,995
       #Energias de Portugal SA.......................... 17,557     71,729
       #Galp Energia SGPS SA Series B....................  1,834     41,019
       *Impresa SGPS SA..................................  1,093      1,553
       #Jeronimo Martins SGPS SA.........................  1,413     23,175
       #Martifer SGPS SA.................................    472      1,000
        Portucel-Empresa Produtora de Pasta de Papel SA.. 11,580     43,357
        Portugal Telecom SA..............................  3,243     39,687
        Portugal Telecom SGPS SA Sponsored ADR...........  2,200     27,038
        Redes Energeticas Nacionais SA...................  5,988     22,800
        Sociedade de Investimento e Gestao SGPS SA.......  1,346     16,933

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CONTINUED


                                                                     Shares    Value++
                                                                     ------    -----

PORTUGAL -- (Continued).............................................
  #Sonae SGPS SA....................................................  5,281 $    6,341
  *Sonaecom SGPS SA.................................................  1,724      3,972
  #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.    818      4,634
                                                                            ----------
TOTAL PORTUGAL......................................................           389,861
                                                                            ----------

SINGAPORE -- (0.7%).................................................
  *AFP Properties, Ltd.............................................. 21,000      6,019
  *Allgreen Properties, Ltd......................................... 27,000     26,063
   Asia Pacific Breweries, Ltd......................................  3,000     59,830
  *Banyan Tree Holdings, Ltd........................................ 47,000     36,281
  *Bund Center Investment, Ltd...................................... 21,000      3,610
   CapitaLand, Ltd.................................................. 16,000     44,501
  *CapitaMalls Asia, Ltd............................................ 22,000     31,873
   City Developments, Ltd........................................... 11,000    106,551
  #Ezra Holdings, Ltd............................................... 23,000     31,103
   GuocoLand, Ltd................................................... 22,666     46,253
   Hyflux, Ltd...................................................... 10,500     18,467
   Jardine Cycle & Carriage, Ltd....................................  1,025     30,935
   K1 Ventures, Ltd................................................. 21,000      2,575
   Keppel Corp., Ltd................................................  4,400     42,847
   Keppel Land, Ltd................................................. 16,000     54,606
   Keppel Telecommunications & Transportation, Ltd..................  3,000      3,163
   K-Green Trust, Ltd...............................................    800        680
   NSL, Ltd.........................................................  2,000      2,418
   Overseas Union Enterprise, Ltd................................... 15,000     37,618
  #*Raffles Education Corp., Ltd....................................  4,425      2,406
   SATS, Ltd........................................................ 19,460     41,069
   SembCorp Industries, Ltd.........................................  4,000     17,673
   SembCorp Marine, Ltd.............................................  7,000     32,483
   Singapore Land, Ltd..............................................  7,000     40,959
   Singapore Press Holdings, Ltd....................................  7,000     22,779
   Singapore Technologies Engineering, Ltd..........................  4,000     10,308
   Singapore Telecommunications, Ltd................................ 17,000     43,395
  *Stamford Land Corp., Ltd......................................... 32,000     16,219
   Straits Asia Resources, Ltd...................................... 16,000     38,704
   United Industrial Corp., Ltd..................................... 40,000     92,561
   UOB-Kay Hian Holdings, Ltd....................................... 11,000     16,908
   UOL Group, Ltd................................................... 14,000     55,429
   Venture Corp., Ltd...............................................  2,000     15,780
   Wheelock Properties, Ltd......................................... 20,000     30,424
   Wing Tai Holdings, Ltd........................................... 20,000     25,835
                                                                            ----------
TOTAL SINGAPORE.....................................................         1,088,325
                                                                            ----------

SPAIN -- (2.6%).....................................................
   Abengoa SA.......................................................    312     10,401
   Abertis Infraestructuras SA......................................  2,621     62,090
   Acciona SA.......................................................    382     44,436
   Acerinox SA......................................................  1,655     33,248
   Actividades de Construccion y Servicios SA.......................  1,188     59,773
   Almirall SA......................................................    479      5,458
   Antena 3 de Television SA........................................  2,220     20,578
   Banco Bilbao Vizcaya Argentaria SA...............................  4,175     53,480
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR................. 24,691    316,292
   Banco de Sabadell SA............................................. 25,331    112,185
   Banco de Sabadell SA Convertible Shares..........................  2,422      2,551
  #*Banco de Valencia SA............................................  4,579     18,514
   Banco Espanol de Credito SA......................................  1,128     10,538
   Banco Pastor SA..................................................  2,669     12,889
   Banco Popular Espanol SA.........................................  6,632     39,727
  #Banco Santander SA............................................... 22,975    293,402
  #Banco Santander SA Sponsored ADR................................. 35,783    443,709

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CONTINUED


                                                              Shares    Value++
                                                              ------    -----

 SPAIN -- (Continued)........................................
   #Bankinter SA.............................................  3,821 $   28,501
   *Baron de Ley SA..........................................    128      9,188
    Bolsas y Mercados Espanoles SA...........................    993     33,617
    Caja de Ahorros del Mediterraneo SA......................    233      1,673
    Cementos Portland Valderrivas SA.........................    155      3,533
    Cia Espanola de Petroleos SA.............................    174      7,269
    Cintra Concesiones de Infraestructuras de Transporte SA..  7,855    108,304
    Construcciones y Auxiliar de Ferrocarriles SA............     25     15,233
    Criteria Caixacorp SA....................................  8,824     65,090
    Duro Felguera SA.........................................  4,418     37,542
    Ebro Foods SA............................................    540     13,323
    Enagas SA................................................  2,354     58,202
    Faes Farma SA............................................  1,239      4,983
    Fomento de Construcciones y Contratas SA.................    737     25,039
   *Gamesa Corp Tecnologica SA...............................  2,136     20,071
    Gas Natural SDG SA.......................................  3,426     70,447
   *Gestevision Telec, Inc. SA...............................  3,538     39,771
    Grifols SA...............................................  1,521     30,108
    Grupo Catalana Occidente SA..............................    257      6,737
   *Grupo Empresarial Ence SA................................  9,705     40,617
   *Grupo Ezentis SA......................................... 13,050      8,641
    Iberdrola Renovables SA.................................. 13,374     61,206
    Iberdrola SA............................................. 34,300    318,081
    Indra Sistemas SA........................................    739     16,762
    Industria de Diseno Textil SA............................  1,649    147,881
   *Jazztel P.L.C............................................  4,109     25,122
    Mapfre SA................................................ 13,120     54,762
    Obrascon Huarte Lain SA..................................    306     12,536
    Pescanova SA.............................................    853     35,483
   *Promotora de Informaciones SA............................  4,718     13,346
    Prosegur Cia de Seguridad SA.............................    249     15,203
   *Realia Business SA.......................................  8,376     21,909
    Red Electrica Corporacion SA.............................  1,363     86,845
    Repsol YPF SA............................................    775     27,667
    Repsol YPF SA Sponsored ADR..............................  4,150    148,238
    Sol Melia SA.............................................  3,189     41,576
   *SOS Corp. Alimentaria SA.................................  1,651      1,566
    Tecnicas Reunidas SA.....................................    572     35,928
    Telecomunicaciones y Energia SA..........................  1,983      6,460
    Telefonica SA............................................  1,276     34,280
   #Telefonica SA Sponsored ADR.............................. 19,725    531,786
   *Tubacex SA...............................................  5,015     21,479
   *Tubos Reunidos SA........................................  1,662      5,488
    Viscofan SA..............................................    472     20,808
   *Vocento SA...............................................    844      4,459
    Zardoya Otis SA..........................................  1,029     17,517
                                                                     ----------
 TOTAL SPAIN.................................................         3,873,548
                                                                     ----------

 SWEDEN -- (2.7%)............................................
    Aarhuskarlshamn AB.......................................     86      2,818
   #AF AB....................................................    600     13,354
   #Alfa Laval AB............................................  3,800     85,067
   #Assa Abloy AB Series B...................................  2,046     61,462
   #Atlas Copco AB Series A..................................  5,498    161,477
   #Atlas Copco AB Series B..................................  3,451     91,469
    Avanza Bank Holding AB...................................    319     11,671
    Axfood AB................................................    232      8,521
    Axis Communications AB...................................  2,030     51,757
   *Betsson AB...............................................    655     14,756
   #Bilia AB Series A........................................  2,602     66,898
    Bjorn Borg AB............................................    385      3,772

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CONTINUED


                                                          Shares    Value++
                                                          ------    -----

     SWEDEN -- (Continued)...............................
       *Bjorn Borg AB Redemption Shares..................    770 $      331
       #Boliden AB.......................................  7,509    169,368
       *Bure Equity AB...................................  5,035     28,587
       *CDON Group AB....................................    551      3,538
        Cloetta AB.......................................    480      2,888
       #Duni AB..........................................  2,923     32,450
       #*Electrolux AB Series B..........................  4,100    104,339
        Elekta AB Series B...............................  1,295     59,101
       *Eniro AB.........................................  3,508     13,270
       *Etrion Corp. AG..................................  1,209      1,199
       #Getinge AB.......................................  3,508     93,327
       #Hakon Invest AB..................................    600     10,581
       #Hennes & Mauritz AB Series B.....................  8,799    310,976
        Hexagon AB.......................................  6,358    165,193
        Hexpol AB........................................    792     20,512
        Holmen AB........................................  1,000     36,903
        Husqvarna AB Series B............................  3,150     24,783
       *Intrum Justitia AB...............................  2,642     40,039
       #JM AB............................................  2,125     60,675
        Lagercrantz Group AB Series B....................    480      5,004
       #*Lindab International AB.........................    600      8,009
       #*Loomis AB.......................................    160      2,541
       *Lundin Petroleum AB..............................  5,296     80,377
       #Meda AB Series A.................................  1,632     17,290
       #*Medivir AB......................................  1,257     29,207
        Mekonomen AB.....................................  1,142     44,056
       *Micronic Mydata AB............................... 11,440     29,542
        Modern Times Group AB Series B...................    551     42,268
        NCC AB Series B..................................  1,547     41,369
        New Wave Group AB Series B.......................    752      6,193
       #Niscayah Group AB................................    827      1,697
       *Nobia AB.........................................  5,022     40,059
       *Pa Resources AB..................................  1,600      1,178
       #Peab AB Series B.................................  3,195     29,566
        Ratos AB.........................................  1,900     78,528
       *Rezidor Hotel Group AB...........................  7,783     56,146
       #*RNB Retail & Brands AB..........................  5,069      5,370
        Saab AB..........................................    691     15,609
       #Sandvik AB.......................................  6,416    136,018
       *SAS AB...........................................  6,947     23,114
       #Scania AB Series B...............................  2,136     55,494
       #Securitas AB Series B............................  4,024     50,435
        Skandinaviska Enskilda Banken AB Series A........  8,457     81,296
        Skanska AB Series B..............................  2,793     60,044
       #SKF AB Series B..................................  4,436    140,057
       *SSAB AB Series A.................................    378      6,755
        Svenska Cellulosa AB Series B.................... 11,917    182,692
        Svenska Handelsbanken AB Series A................  3,109    107,818
       #Swedish Match AB.................................  2,940    104,345
       #*Swedish Orphan Biovitrum AB.....................    261      1,085
        Systemair AB.....................................    348      5,844
        Tele2 AB Series B................................  1,795     45,077
       *Telefonaktiebolaget LM Ericsson AB...............  5,970     90,586
       #Telefonaktiebolaget LM Ericsson AB Sponsored ADR. 22,100    335,920
        TeliaSonera AB................................... 18,697    152,585
       #Trelleborg AB Series B...........................  4,560     55,184
       *Volvo AB Series A................................  3,245     63,573
       *Volvo AB Series B................................  7,734    151,991
                                                                 ----------
     TOTAL SWEDEN........................................         4,135,004
                                                                 ----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       Shares    Value++
                                                       ------    -----

       SWITZERLAND -- (6.3%)..........................
          ABB, Ltd. AG................................ 12,179 $  336,327
          ABB, Ltd. AG Sponsored ADR..................  5,400    148,446
          Adecco SA...................................  3,151    225,186
         *AFG Arbonia-Forster Holding AG..............    960     39,675
          Allreal Holding AG..........................     64     10,507
          Aryzta AG...................................  1,747     97,445
          Baloise Holding AG..........................  1,071    118,534
         *Bank Coop AG................................    211     16,391
          Bank Sarasin & Cie AG Series B..............    600     26,364
          Barry Callebaut AG..........................     71     67,909
         #Basler Kantonalbank AG......................     89     14,610
         *Belimo Holdings AG..........................      4      9,254
          Berner Kantonalbank AG......................    102     29,049
         *Bobst Group AG..............................    718     34,803
         *Bossard Holding AG..........................     55      9,573
          Bucher Industries AG........................    278     67,814
          Burckhardt Compression Holding AG...........     65     20,896
         *Charles Voegele Holding AG..................    527     42,115
         #*Clariant AG................................  4,632     96,160
          Compagnie Financiere Richemont SA Series A..  5,816    376,174
          Conzzeta AG.................................     19     57,147
          Credit Suisse Group AG......................  2,640    120,164
          Credit Suisse Group AG Sponsored ADR........  9,400    427,606
          Daetwyler Holding AG........................    429     42,146
         *Dufry AG....................................    519     67,894
          EGL AG......................................     13     10,892
          EMS-Chemie Holding AG.......................    118     24,366
          Energiedienst Holding AG....................    195     13,518
          Flughafen Zuerich AG........................     72     31,726
         #Galenica Holding AG.........................    103     68,014
          Geberit AG..................................    604    141,320
         *George Fisher AG............................    272    177,846
          Helvetia Holding AG.........................     72     33,805
          Holcim, Ltd. AG.............................  5,017    437,141
         *Implenia AG.................................    638     23,141
          Julius Baer Group, Ltd. AG..................  4,127    193,134
          Kuehne & Nagel International AG.............    242     38,699
          Kuoni Reisen Holding AG.....................    123     56,601
         *Liechtensteinische Landesbank AG............    210     18,460
          Lindt & Spruengli AG........................      1     37,239
         #*Logitech International SA..................  1,766     24,491
         *Lonza Group AG..............................    472     40,591
          Luzerner Kantonalbank AG....................     41     15,462
         #Metall Zug AG...............................      5     23,125
         #*Meyer Burger Technology AG.................    990     49,529
          Mobimo Holding AG...........................     12      2,905
          Nestle SA................................... 15,869    984,963
         *Nobel Biocare Holding AG....................  2,549     56,621
          Novartis AG.................................  3,549    210,456
          Novartis AG ADR............................. 18,456  1,092,042
         *OC Oerlikon Corp. AG........................    640      5,623
         #*Orascom Development Holding AG.............    654     27,849
         *Panalpina Welttransport Holding AG..........    710     96,188
          Partners Group Holding AG...................    182     38,667
         *Petroplus Holdings AG.......................  4,172     62,527
         *Precious Woods Holding AG...................    642     13,880
         #*Rieters Holdings AG........................     30     12,928
          Roche Holding AG Bearer.....................     82     14,513
          Roche Holding AG Genusschein................  3,598    584,027
          Romande Energie Holding SA..................      2      3,836
          Schindler Holding AG........................    142     18,288

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                    Shares    Value++
                                                    ------    -----

           SWITZERLAND -- (Continued)..............
              SGS SA...............................     52 $  103,325
              Sika AG..............................     46    117,500
              Sonova Holding AG....................    610     61,630
              St. Galler Kantonalbank AG...........     24     13,454
              Straumann Holding AG.................     41     10,726
              Sulzer AG............................    685    123,745
              Swiss Life Holding AG................    577    105,352
              Swiss Reinsurance Co., Ltd. AG.......  7,280    434,372
              Swisscom AG..........................    223    102,353
              Swisslog Holding AG..................  3,346      3,406
              Syngenta AG..........................    479    169,402
              Syngenta AG ADR......................  4,500    318,330
              Synthes, Inc.........................    389     67,042
             *Temenos Group AG.....................    407     13,539
             *UBS AG............................... 13,142    263,005
             *UBS AG ADR........................... 12,900    258,000
             #Valiant Holding AG...................     22      3,128
              Valora Holding AG....................     40     13,658
              Verwaltungs und Privat-Bank AG.......     66      8,734
             #*Von Roll Holding AG.................  4,126     21,482
             #Vontobel Holdings AG.................    326     13,290
              WMH Walter Meier Holding AG..........     60     16,449
              Zehnder Group AG.....................     12     37,879
              Zuger Kantonalbank AG................      2     12,947
                                                           ----------
           TOTAL SWITZERLAND.......................         9,479,350
                                                           ----------

           UNITED KINGDOM -- (17.6%)...............
              Aberdeen Asset Management P.L.C...... 12,404     47,396
              Admiral Group P.L.C..................  2,000     56,581
              Aegis Group P.L.C.................... 22,647     53,067
             *Afren P.L.C..........................  4,152     11,121
              Aga Rangemaster Group P.L.C..........    991      2,043
              Aggreko P.L.C........................  4,921    147,224
              Amec P.L.C...........................  8,836    177,383
              Amlin P.L.C..........................  8,802     61,565
              Anglo American P.L.C................. 10,705    561,143
             *Antisoma P.L.C....................... 45,297      1,823
              Ashmore Group P.L.C..................  2,055     12,840
              Ashtead Group P.L.C.................. 25,129     85,078
              Associated British Foods P.L.C.......  1,289     21,709
             #AstraZeneca P.L.C. Sponsored ADR.....  9,100    453,453
             *Autonomy Corp. P.L.C.................  3,220     86,902
              Aveva Group P.L.C....................    341      9,131
             *Avis Europe P.L.C....................  2,647      8,593
              Aviva P.L.C.......................... 53,069    397,166
             *Axis-Shield P.L.C....................    227      1,180
              Babcock International Group P.L.C....  7,655     82,001
              Balfour Beatty P.L.C................. 15,251     83,750
              Barclays P.L.C....................... 47,118    223,998
              Barclays P.L.C. Sponsored ADR........ 18,900    360,045
              BBA Aviation P.L.C................... 13,135     47,748
              Beazley P.L.C........................  4,572     10,030
              Berendsen P.L.C......................    640      5,565
             *Berkeley Group Holdings P.L.C. (The).  3,790     67,241
              BG Group P.L.C....................... 22,373    576,138
              BHP Billiton P.L.C...................  9,220    389,820
              BHP Billiton P.L.C. ADR..............  1,800    151,524
              Bodycote P.L.C.......................  7,134     46,479
              Bovis Homes Group P.L.C..............    984      7,253
              BP P.L.C. Sponsored ADR..............  6,996    322,795
              Brammer P.L.C........................  6,600     32,062

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CONTINUED


                                                             Shares  Value++
                                                             ------  -----

    UNITED KINGDOM -- (Continued)...........................
       Brewin Dolphin Holdings P.L.C........................ 11,579 $ 33,392
       British Sky Broadcasting Group P.L.C. Sponsored ADR..  2,100  117,978
       Britvic P.L.C........................................  4,445   30,442
      #BT Group P.L.C. Sponsored ADR........................  5,700  188,442
      *BTG P.L.C............................................  7,993   33,250
       Bunzl P.L.C..........................................  2,986   37,180
       Burberry Group P.L.C.................................  4,975  107,952
      *Bwin.Party Digital Entertainment P.L.C...............  8,620   22,089
       Cable & Wireless Worldwide P.L.C.....................  8,757    7,046
      *Cairn Energy P.L.C................................... 13,490  102,061
       Capita Group P.L.C...................................  6,535   80,436
      *Capital & Regional P.L.C.............................  2,940    1,899
       Carillion P.L.C...................................... 14,658   96,204
       Catlin Group, Ltd. P.L.C.............................  8,661   57,268
      *Centamin Egypt, Ltd.................................. 11,209   24,480
       Centrica P.L.C....................................... 34,557  185,584
       Charter International P.L.C..........................  4,725   64,946
       Chemring Group P.L.C.................................  1,870   20,975
      *Cineworld Group P.L.C................................  6,748   24,647
       Close Brothers Group P.L.C...........................    835   11,328
      *Cobham P.L.C......................................... 16,984   64,874
      *Colt Group SA........................................  3,584    9,016
       Compass Group P.L.C.................................. 17,193  168,240
       Computacenter P.L.C..................................  6,025   46,329
       Connaught P.L.C......................................  1,318      367
      *Cookson Group P.L.C..................................  5,538   66,440
       Cranswick P.L.C......................................    169    2,131
       Croda International P.L.C............................  1,088   34,184
      *CSR P.L.C............................................  6,238   39,034
       Daily Mail & General Trust P.L.C. Series A...........  6,452   53,827
       Dairy Crest Group P.L.C..............................  3,168   21,268
       De La Rue P.L.C......................................  2,414   32,086
      *Debenhams P.L.C...................................... 27,433   31,329
       Dechra Pharmaceuticals P.L.C.........................  1,285   10,314
       Devro P.L.C.......................................... 12,333   58,988
       Diageo P.L.C.........................................  2,096   42,639
       Diageo P.L.C. Sponsored ADR..........................  5,000  406,850
       Dignity P.L.C........................................    607    7,770
      *Dixons Retail P.L.C.................................. 80,089   19,317
       Domino Printing Sciences P.L.C.......................    690    7,760
      *Drax Group P.L.C.....................................  8,253   60,785
       DS Smith P.L.C.......................................  3,133   11,356
      *easyJet P.L.C........................................  6,868   40,076
       Electrocomponents P.L.C..............................  2,964   13,797
       Elementis P.L.C...................................... 28,161   77,682
      *EnQuest P.L.C........................................  5,587   13,046
       Eurasian Natural Resources Corp. P.L.C...............  2,281   34,955
       Evolution Group P.L.C................................ 13,008   15,539
       Experian P.L.C....................................... 13,402  180,853
       F&C Asset Management P.L.C........................... 28,896   38,465
       Fenner P.L.C.........................................  2,053   13,360
       Filtrona P.L.C.......................................  2,925   16,829
       Firstgroup P.L.C..................................... 10,256   55,730
       Forth Ports P.L.C....................................  1,897   51,421
       Fresnillo P.L.C......................................    769   21,193
       Fuller Smith & Turner P.L.C..........................    636    6,895
       G4S P.L.C............................................ 25,297  116,827
       Galliford Try P.L.C..................................  1,974   13,673
       Game Group P.L.C.....................................  2,607    2,313
      *Gem Diamonds, Ltd....................................  3,300   15,870
       Genus P.L.C..........................................  1,188   19,831

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CONTINUED


                                                          Shares    Value++
                                                          ------    -----

    UNITED KINGDOM -- (Continued).......................
       GlaxoSmithKline P.L.C............................   2,457 $   53,673
       GlaxoSmithKline P.L.C. Sponsored ADR.............  20,926    913,629
       Go-Ahead Group P.L.C.............................     891     21,084
       Greene King P.L.C................................   7,915     64,861
       Greggs P.L.C.....................................   2,161     18,604
       Halfords Group P.L.C.............................   1,884     12,451
       Halma P.L.C......................................   2,583     16,132
       Hargreaves Lansdown P.L.C........................   7,474     80,522
       Hays P.L.C.......................................  27,061     53,902
       Headlam Group P.L.C..............................     999      5,089
       Helical Bar P.L.C................................   4,049     17,688
       Henderson Group P.L.C............................  12,808     34,798
       Heritage Oil P.L.C...............................   3,429     14,335
       Hikma Pharmaceuticals P.L.C......................   4,073     53,525
       Hill & Smith Holdings P.L.C......................   1,217      6,835
       Hiscox, Ltd. P.L.C...............................   7,950     54,869
       HMV Group P.L.C..................................   3,923        705
       Hochschild Mining P.L.C..........................     382      3,921
       Holidaybreak P.L.C...............................   1,228      5,516
       Home Retail Group P.L.C..........................  15,052     55,558
       Homeserve P.L.C..................................   1,710     13,971
      *Howden Joinery Group P.L.C.......................  19,467     36,882
       HSBC Holdings P.L.C..............................  15,719    171,460
       HSBC Holdings P.L.C. Sponsored ADR...............  33,812  1,841,740
       Hunting P.L.C....................................   2,915     39,463
       Hyder Consulting P.L.C...........................   2,770     16,833
       IG Group Holdings P.L.C..........................   3,144     24,597
      *Imagination Technologies Group P.L.C.............   4,965     41,557
       IMI P.L.C........................................   7,973    145,912
       Imperial Tobacco Group P.L.C.....................  12,894    454,800
      *Inchcape P.L.C...................................   5,510     33,636
       Informa P.L.C....................................  11,597     80,918
       Inmarsat P.L.C...................................   2,441     24,860
      *Innovation Group P.L.C........................... 116,123     33,556
      #Intercontinental Hotels Group P.L.C. ADR.........   3,675     81,034
       Intermediate Capital Group P.L.C.................   6,321     34,957
      *International Consolidated Airlines Group P.L.C..   6,189     24,625
       International Personal Finance P.L.C.............   2,220     13,676
       International Power P.L.C........................  36,249    200,629
       Interserve P.L.C.................................   2,930     13,774
       Intertek Group P.L.C.............................     651     23,127
       Invensys P.L.C...................................  12,141     69,128
       Investec P.L.C...................................   8,716     70,192
      *IP Group P.L.C...................................   7,800      6,701
       ITE Group P.L.C..................................   6,026     26,015
      *ITV P.L.C........................................  72,400     92,200
       Jardine Lloyd Thompson Group P.L.C...............   4,314     50,872
      *JJB Sports P.L.C.................................   4,786      2,079
       John Wood Group P.L.C............................   6,063     70,350
       Johnson Matthey P.L.C............................   3,120    104,515
       Keller Group P.L.C...............................   3,054     33,654
       Kesa Electricals P.L.C...........................   3,133      6,763
       Kier Group P.L.C.................................     387      8,621
       Kingfisher P.L.C.................................  48,059    220,810
       Ladbrokes P.L.C..................................   4,695     11,970
       Laird P.L.C......................................   1,699      4,003
       Lamprell P.L.C...................................   8,952     55,583
       Lancashire Holdings, Ltd. P.L.C..................   3,915     42,313
       Legal & General Group P.L.C......................  63,087    129,757
      *Lloyds Banking Group P.L.C....................... 157,595    156,469
      *Lloyds Banking Group P.L.C. Sponsored ADR........  23,290     91,996

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                      Shares  Value++
                                                      ------  -----

           UNITED KINGDOM -- (Continued)............
              Logica P.L.C..........................  33,878 $ 76,751
              London Stock Exchange Group P.L.C.....   1,991   29,061
              Lonmin P.L.C..........................   4,653  127,464
              Man Group P.L.C.......................  29,575  123,767
              Marks & Spencer Group P.L.C...........  20,608  133,893
              Marshalls P.L.C.......................   2,042    4,148
              Marston's P.L.C.......................  19,493   35,357
              McBride P.L.C.........................   7,116   15,920
             *McBride P.L.C. Redeemable Shares...... 142,320      238
              Meggitt P.L.C.........................   6,652   40,023
              Melrose P.L.C.........................  19,025  112,732
              Melrose Resources P.L.C...............   1,466    6,799
              Michael Page International P.L.C......   5,738   53,109
              Micro Focus International P.L.C.......   3,936   24,019
              Millennium & Copthorne Hotels P.L.C...   6,228   55,080
             *Misys P.L.C...........................  10,065   53,088
             *Mitchells & Butlers P.L.C.............   6,146   33,870
              Mitie Group P.L.C.....................  16,416   58,129
              Mondi P.L.C...........................  15,026  149,342
              Morgan Crucible Co. P.L.C.............   2,403   12,488
              Morgan Sindall P.L.C..................   2,809   32,580
              Mothercare P.L.C......................   1,256    8,825
              Mouchel Group P.L.C...................   1,281    1,661
              N Brown Group P.L.C...................   2,218   11,256
              National Grid P.L.C...................   7,017   71,995
              National Grid P.L.C. Sponsored ADR....   1,960  100,607
              Next P.L.C............................   2,221   83,214
              Northern Foods P.L.C..................   5,556    6,751
             *Northgate P.L.C.......................   3,633   20,768
              Northumbrian Water Group P.L.C........  10,846   63,632
              Old Mutual P.L.C......................  35,272   82,223
              Oxford Instruments P.L.C..............     113    1,408
              Pace P.L.C............................   7,703   20,723
              Pearson P.L.C.........................     850   16,291
              Pearson P.L.C. Sponsored ADR..........  13,277  252,927
              Pennon Group P.L.C....................   6,236   68,886
              Persimmon P.L.C.......................   3,184   25,757
              Petrofac, Ltd. P.L.C..................   2,110   53,342
              Petropavlovsk P.L.C...................   2,805   42,031
             *Phoenix IT Group, Ltd. P.L.C..........   1,162    4,165
             *Premier Foods P.L.C...................  26,772   14,394
             *Premier Oil P.L.C.....................   2,218   74,547
              Provident Financial P.L.C.............     613   10,332
              Prudential P.L.C......................  19,157  247,841
              Prudential P.L.C. ADR.................   1,807   46,693
              PV Crystalox Solar P.L.C..............   4,610    4,162
              PZ Cussons P.L.C......................   2,842   15,568
             *Qinetiq P.L.C.........................  24,395   49,396
             *Randgold Resources, Ltd...............     642   55,824
              Rank Group P.L.C......................   6,444   16,244
              Rathbone Brothers P.L.C...............     535   10,426
              Reckitt Benckiser Group P.L.C.........   3,631  202,054
             *Redrow P.L.C..........................   8,714   19,081
              Reed Elsevier P.L.C. ADR..............   2,200   78,232
              Regus P.L.C...........................   6,442   12,081
              Renishaw P.L.C........................   1,838   54,314
             *Renovo Group P.L.C....................  17,392    4,583
             *Rentokil Initial P.L.C................  41,610   65,733
              Resolution, Ltd. P.L.C................  26,005  131,691
              Restaurant Group P.L.C................   5,452   30,585
              Rexam P.L.C...........................  23,184  151,519

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CONTINUED


                                                             Shares  Value++
                                                             ------  -----

    UNITED KINGDOM -- (Continued)........................
       Rightmove P.L.C...................................     2,579 $ 45,727
       Rio Tinto P.L.C...................................     1,772  129,294
       Rio Tinto P.L.C. Sponsored ADR....................     8,930  653,765
      *Rolls-Royce Group P.L.C...........................    33,307  358,218
      *Rolls-Royce Group P.L.C. Series C................. 3,197,472    5,341
       Rotork P.L.C......................................       450   12,931
      *Royal Bank of Scotland Group P.L.C................    39,772   27,719
      *Royal Bank of Scotland Group P.L.C. Sponsored ADR.     7,000   97,650
       Royal Dutch Shell P.L.C. ADR......................     6,300  493,668
       RPC Group P.L.C...................................    10,354   57,948
       RPS Group P.L.C...................................    10,423   39,853
       RSA Insurance Group P.L.C.........................    47,394  109,219
       SABmiller P.L.C...................................     7,729  288,738
       Sage Group P.L.C..................................    23,734  113,260
       Sainsbury (J.) P.L.C..............................    20,717  120,672
      *Salamander Energy P.L.C...........................     3,020   15,244
       Savills P.L.C.....................................     6,177   41,407
       Schroders P.L.C...................................     2,494   79,239
       Schroders P.L.C. Non-Voting.......................     1,920   49,854
       Scottish & Southern Energy P.L.C..................     7,686  174,370
      *SDL P.L.C.........................................       399    4,314
       Senior P.L.C......................................    17,526   44,780
       Serco Group P.L.C.................................     6,768   64,014
       Severfield-Rowen P.L.C............................     5,972   24,611
       Severn Trent P.L.C................................     4,570  114,883
       Shanks Group P.L.C................................     3,683    7,422
       Shire P.L.C. ADR..................................     1,800  167,778
      *SIG P.L.C.........................................    13,861   32,544
      #Smith & Nephew P.L.C. Sponsored ADR...............     2,100  116,382
       Smiths Group P.L.C................................     4,620  103,016
      *Soco International P.L.C..........................     2,612   16,968
       Spectris P.L.C....................................     3,589   88,937
       Speedy Hire P.L.C.................................    13,614    7,117
       Spirax-Sarco Engineering P.L.C....................     1,260   42,364
       Spirent Communications P.L.C......................     8,253   20,131
      *Sports Direct International P.L.C.................    13,771   46,367
       St. James's Place P.L.C...........................     3,661   21,720
       St. Modwen Properties P.L.C.......................     2,485    7,065
       Stagecoach Group P.L.C............................     2,368    9,776
       Standard Chartered P.L.C..........................    27,011  750,682
       Standard Life P.L.C...............................    32,627  123,640
       Synergy Health P.L.C..............................     1,599   22,608
       TalkTalk Telecom Group P.L.C......................     4,267    9,916
      *Telecity Group P.L.C..............................     4,092   36,018
       Tesco P.L.C.......................................    55,670  375,320
       Thomas Cook Group P.L.C...........................     6,613   18,974
       Travis Perkins P.L.C..............................     5,893  106,142
      *Trinity Mirror P.L.C..............................     3,332    2,702
       TT electronics P.L.C..............................     2,291    6,853
       TUI Travel P.L.C..................................    10,081   40,427
       Tullett Prebon P.L.C..............................     1,103    7,773
       Tullow Oil P.L.C..................................     8,556  205,285
      *UK Coal P.L.C.....................................     1,753    1,186
       Ultra Electronics Holdings P.L.C..................       409   11,809
       Unilever P.L.C....................................       345   11,208
       Unilever P.L.C. Sponsored ADR.....................     7,550  245,904
       United Business Media P.L.C.......................     3,165   32,008
       United Utilities Group P.L.C......................    15,382  162,544
       Vedanta Resources P.L.C...........................       504   19,681
       Victrex P.L.C.....................................     1,888   46,402
       Vodafone Group P.L.C..............................   202,477  585,318

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         Shares      Value++
                                                                                                         ------      -----

UNITED KINGDOM -- (Continued).........................................................................
   Vodafone Group P.L.C. Sponsored ADR................................................................   41,056 $  1,195,551
   Weir Group P.L.C. (The)............................................................................    5,091      163,975
   WH Smith P.LC......................................................................................    1,375       10,831
   Whitbread P.L.C....................................................................................    2,989       84,031
   William Morrison Supermarkets P.L.C................................................................   27,762      136,964
   Wincanton P.L.C....................................................................................    1,461        2,576
  *Wolseley P.L.C.....................................................................................    5,200      188,884
   WPP P.L.C..........................................................................................    7,802      102,194
   WPP P.L.C. Sponsored ADR...........................................................................    3,075      200,767
   WS Atkins P.L.C....................................................................................    2,799       36,489
   WSP Group P.L.C....................................................................................    1,153        6,905
  *Xchanging P.L.C....................................................................................    3,063        4,099
   Xstrata P.L.C......................................................................................   13,065      335,104
  #*Yell Group P.L.C..................................................................................  138,291       16,476
   Yule Catto & Co. P.L.C.............................................................................    1,365        4,970
                                                                                                                ------------
TOTAL UNITED KINGDOM..................................................................................            26,462,542
                                                                                                                ------------
TOTAL COMMON STOCKS...................................................................................           128,660,355
                                                                                                                ------------

RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%).....................................................................................
  *Agfa-Gevaert NV STRIP VVPR.........................................................................    1,817            5
  *Elia System Operator SA NV STRIP VVPR..............................................................      179          101
  #*Nyrstar NV STRIP VVPR.............................................................................    3,745           22
  *Tessenderlo Chemie NV STRIP VVPR...................................................................       61           48
                                                                                                                ------------
TOTAL BELGIUM.........................................................................................                   176
                                                                                                                ------------

GERMANY -- (0.0%)
  #*Aareal Bank AG Rights 04/29/11....................................................................    1,754        4,676
                                                                                                                ------------

GREECE -- (0.0%)
  *Bank of Cyprus Public Co. Rights 05/17/11..........................................................   11,675           --
                                                                                                                ------------

PORTUGAL -- (0.0%)
  *Banco Comercial Portugues SA Rights 05/05/11.......................................................   27,933          952
                                                                                                                ------------

SINGAPORE -- (0.0%)...................................................................................
  *AFP Properties, Ltd. Warrants 11/18/15.............................................................   10,500        1,759
                                                                                                                ------------

SPAIN -- (0.0%)
  #*Banco de Valencia SA Rights 05/09/11..............................................................    4,579          359
  *Banco Pastor SA Rights 05/12/11....................................................................    2,669          281
  *Banco Popular Espanol SA Rights 04/27/11...........................................................    6,632          462
  *Bankinter SA Rights 04/15/11.......................................................................    3,821           62
                                                                                                                ------------

TOTAL SPAIN...........................................................................................                 1,164
                                                                                                                ------------

TOTAL RIGHTS/WARRANTS.................................................................................                 8,727
                                                                                                                ------------

                                                                                                         Face
                                                                                                        Amount        Value+
                                                                                                        ------        -----
                                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)..................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $685,000 FNMA
    2.24%, 07/06/15, valued at $702,125) to be repurchased at $687,011................................ $    687      687,000
                                                                                                                ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                              Shares/
                                                                                               Face
                                                                                              Amount       Value+
                                                                                            ----------- ------------
                                                                                               (000)
SECURITIES LENDING COLLATERAL -- (14.2%)...................................................
(S)@DFA Short Term Investment Fund.........................................................  18,363,766 $ 18,363,766
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $3,046,806)## to be repurchased at
 $2,987,075................................................................................ $     2,987    2,987,065
                                                                                                        ------------
TOTAL SECURITIES LENDING COLLATERAL........................................................               21,350,831
                                                                                                        ------------

TOTAL INVESTMENTS -- (100.0%) (Cost $128,544,904)..........................................             $150,706,913
                                                                                                        ============

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                              Shares    Value++
                                                              ------    -----
COMMON STOCKS -- (85.5%).....................................
AUSTRALIA -- (4.7%)..........................................
   Alumina, Ltd.............................................. 12,119 $   30,352
   Amcor, Ltd................................................ 20,623    158,521
   Bank of Queensland, Ltd...................................  4,366     47,243
   Bendigo Bank, Ltd.........................................  8,054     82,654
  #BlueScope Steel, Ltd...................................... 30,800     58,665
   Boral, Ltd................................................ 15,539     83,929
   Caltex Australia, Ltd.....................................  2,781     43,340
   Crown, Ltd................................................  8,764     81,292
   CSR, Ltd..................................................  3,212     10,589
  #Fairfax Media, Ltd........................................ 35,541     51,556
   Goodman Fielder, Ltd...................................... 22,714     26,806
  #Harvey Norman Holdings, Ltd...............................  7,208     21,235
  #Incitec Pivot, Ltd........................................ 39,877    165,040
   Lend Lease Group NL.......................................  1,650     15,778
   Macquarie Group, Ltd......................................  4,959    191,720
   National Australia Bank, Ltd..............................  4,104    122,187
  *New Hope Corp , Ltd.......................................  1,031      5,549
   OneSteel, Ltd............................................. 30,900     72,438
   Origin Energy, Ltd........................................ 19,163    343,765
   Primary Health Care, Ltd..................................  7,209     27,498
  *Qantas Airways, Ltd....................................... 25,486     59,069
   Santos, Ltd............................................... 18,137    301,408
   Sims Metal Management, Ltd................................  3,434     65,719
   Sonic Healthcare, Ltd.....................................  7,739    106,447
   Suncorp Group, Ltd........................................ 22,076    202,006
   TABCorp. Holdings, Ltd.................................... 15,227    127,643
   Tatts Group, Ltd.......................................... 14,691     37,417
   Toll Holdings, Ltd........................................    977      6,049
   Washington H. Soul Pattinson & Co., Ltd...................  3,490     50,103
   Wesfarmers, Ltd........................................... 26,986    988,590
                                                                     ----------
TOTAL AUSTRALIA..............................................         3,584,608
                                                                     ----------

AUSTRIA -- (0.1%)............................................
   Erste Group Bank AG.......................................  1,681     84,869
   OMV AG....................................................     46      2,097
                                                                     ----------
TOTAL AUSTRIA................................................            86,966
                                                                     ----------

BELGIUM -- (0.9%)............................................
  *Ageas SA.................................................. 32,894     99,715
   Delhaize Group SA.........................................  2,585    223,658
  #*KBC Groep NV.............................................     63      2,565
   Solvay SA.................................................  1,508    217,422
  #UCB SA....................................................  2,537    122,571
                                                                     ----------
TOTAL BELGIUM................................................           665,931
                                                                     ----------

CANADA -- (10.1%)............................................
   Astral Media, Inc. Class A................................  1,300     50,577
  #BCE, Inc..................................................  8,548    320,364
   Canadian Pacific Railway, Ltd.............................  2,060    136,622
  #Canadian Tire Corp. Class A...............................  2,200    140,210
  #Canadian Utilities, Ltd. Class A..........................  2,084    118,126
   Empire Co., Ltd. Class A..................................    600     34,054
  #Encana Corp............................................... 14,690    493,574
   Enerplus Corp.............................................  1,564     50,632
   Fairfax Financial Holdings, Ltd...........................    447    180,520
   George Weston, Ltd........................................  1,300     93,143
  #Husky Energy, Inc.........................................  7,339    229,598
   Industrial Alliance Insurance & Financial Services, Inc...  1,800     77,353

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                 Shares    Value++
                                                 ------    -----

             CANADA -- (Continued)..............
                Inmet Mining Corp...............  2,500 $  175,448
               #Loblaw Cos., Ltd................  1,800     75,870
               *Lundin Mining Corp..............  3,000     29,361
                Magna International, Inc........  6,640    341,211
               #Manitoba Telecom Services, Inc..    500     15,933
               #Manulife Financial Corp......... 23,599    423,767
               #Metro, Inc. Class A.............  1,100     53,829
               *New Gold, Inc...................  1,764     19,819
                Nexen, Inc......................  7,969    210,817
                Pengrowth Energy Corp...........  2,748     38,803
               *Penn West Petroleum, Ltd........  4,242    108,858
               *Precision Drilling Corp.........  1,850     28,019
               *Quadra FNX Mining, Ltd..........  1,200     19,697
                Sears Canada, Inc...............  1,300     27,315
               *Sino-Forest Corp................  6,500    161,512
               #Sun Life Financial, Inc......... 14,250    466,440
                Suncor Energy, Inc.............. 21,741  1,002,087
                Talisman Energy, Inc............  9,474    228,802
                Teck Resources, Ltd. Class B....  5,255    285,647
               #Telus Corp. Non-Voting..........  6,000    301,918
               #Thomson Reuters Corp............ 10,478    424,812
               #TransAlta Corp..................  5,411    120,556
               #TransCanada Corp................ 19,468    837,650
               *Uranium One, Inc................  7,548     31,432
                Viterra, Inc.................... 10,544    126,709
                Yamana Gold, Inc................ 22,000    280,421
                                                        ----------
             TOTAL CANADA.......................         7,761,506
                                                        ----------

             DENMARK - (1.7%)...................
               #A.P. Moller - Maersk A.S........     30    304,053
                Carlsberg A.S. Series B.........  3,049    361,779
                Danisco A.S.....................  1,400    185,606
               *Danske Bank A.S................. 16,130    387,354
               *Jyske Bank A.S..................  1,034     51,390
                Sydbank A.S.....................    700     20,284
                                                        ----------
             TOTAL DENMARK......................         1,310,466
                                                        ----------

             FINLAND -- (1.0%)..................
               *Kesko Oyj.......................  1,376     71,409
                Neste Oil Oyj...................  3,185     60,276
                Outokumpu Oyj...................    510      8,496
               #Stora Enso Oyj Series R......... 14,570    175,659
               *UPM-Kymmene Oyj................. 21,001    430,758
                                                        ----------
             TOTAL FINLAND......................           746,598
                                                        ----------

             FRANCE -- (9.4%)...................
               *Air France-KLM SA...............  4,815     84,987
               #AXA SA..........................    541     12,128
               #AXA SA Sponsored ADR............ 37,500    840,750
                Capgemini SA....................    365     22,108
               #Casino Guichard Perrachon SA....  1,170    123,109
                Cie de Saint-Gobain SA..........  7,901    545,167
                Ciments Francais SA.............    244     25,771
                CNP Assurances SA...............  3,620     83,072
                Credit Agricole SA.............. 28,101    467,431
                GDF Suez SA..................... 26,717  1,092,441
               #Groupe Eurotunnel SA............  6,619     71,964
                Lafarge SA......................  4,329    306,503
                Lagardere SCA...................  3,281    144,055
               *Natixis SA...................... 21,884    125,795

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        Shares    Value++
                                                        ------    -----

      FRANCE -- (Continued)............................
        *Peugeot SA....................................  4,276 $  194,058
         PPR SA........................................  1,260    225,271
        *Renault SA....................................  4,412    268,651
        *Rexel SA......................................    990     27,105
        *Sanofi-Aventis SA ADR.........................  9,889    390,813
         SCOR SE.......................................  1,053     32,145
         Societe Generale Paris SA..................... 13,106    875,846
         STMicroelectronics NV......................... 16,130    190,880
         Vivendi SA.................................... 32,112  1,006,871
                                                               ----------
      TOTAL FRANCE.....................................         7,156,921
                                                               ----------

      GERMANY -- (8.1%)................................
         Allianz SE....................................  4,131    649,027
         Bayerische Motoren Werke AG...................  4,874    458,881
         Celesio AG....................................  1,146     27,837
        #*Commerzbank AG............................... 13,215     84,093
        *Daimler AG.................................... 10,794    834,230
        #Deutsche Bank AG.............................. 13,617    889,462
        #*Deutsche Lufthansa AG........................  7,439    168,774
        *Deutsche Post AG..............................  5,443    107,573
         Deutsche Telekom AG........................... 65,866  1,088,520
         E.ON AG....................................... 23,182    792,342
         Fraport AG....................................      5        399
        #Hannover Rueckversicherung AG.................    276     16,674
        #Heidelberger Zement AG........................  2,192    167,616
        *Merck KGaA....................................    658     69,681
         Munchener Rueckversicherungs-Gesellschaft AG..  2,860    471,771
         Porsche Automobil Holding SE..................  3,143    227,187
         Salzgitter AG.................................  1,060     83,115
        #Volkswagen AG.................................    467     83,163
                                                               ----------
      TOTAL GERMANY....................................         6,220,345
                                                               ----------

      GREECE -- (0.2%).................................
        *EFG Eurobank Ergasias S.A..................... 10,682     60,126
         Hellenic Petroleum S.A........................  5,666     60,363
        *National Bank of Greece S.A...................  1,553     12,009
                                                               ----------
      TOTAL GREECE.....................................           132,498
                                                               ----------

      HONG KONG -- (1.0%)..............................
         Great Eagle Holdings, Ltd.....................  8,217     29,258
        #Henderson Land Development Co., Ltd........... 29,826    204,719
         Hong Kong & Shanghai Hotels, Ltd.............. 13,000     22,932
         Hopewell Holdings, Ltd........................  1,500      4,536
         Hutchison Whampoa, Ltd........................ 20,000    228,988
         New World Development Co., Ltd................ 75,141    132,241
        *Orient Overseas International, Ltd............  6,000     46,007
         Wheelock & Co., Ltd........................... 27,000    112,022
                                                               ----------
      TOTAL HONG KONG..................................           780,703
                                                               ----------

      IRELAND -- (0.0%)................................
         CRH P.L.C. Sponsored ADR......................    180      4,491
                                                               ----------

      ISRAEL -- (0.3%).................................
        *Bank Hapoalim B.M............................. 12,385     65,129
         Bank Leumi Le-Israel B.M...................... 13,744     71,507
         Elbit Systems, Ltd............................    213     12,089
        *Israel Discount Bank, Ltd..................... 13,386     28,333
        *NICE Systems, Ltd. Sponsored ADR..............    134      5,109
         Partner Communications Co., Ltd...............    859     16,290
                                                               ----------
      TOTAL ISRAEL.....................................           198,457
                                                               ----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                    Shares    Value++
                                                    ------    -----

          ITALY -- (1.6%).........................
            #*Banca Monte Dei Paschi di Siena SpA.  88,378 $  119,755
             Banco Popolare Scarl.................  22,865     67,821
            *Finmeccanica SpA.....................   3,600     48,641
             Intesa Sanpaolo SpA..................  38,732    128,647
            #Telecom Italia SpA................... 207,561    312,095
             UniCredit SpA........................ 140,986    363,084
            #Unione di Banche Italiane ScpA.......  24,403    218,744
                                                           ----------
          TOTAL ITALY.............................          1,258,787
                                                           ----------

          JAPAN -- (18.5%)........................
             77 Bank, Ltd. (The)..................   9,864     45,566
            #AEON Co., Ltd........................  18,900    227,718
             Ajinomoto Co., Inc...................  17,000    189,060
             Alfresa Holdings Corp................   1,000     35,312
             Amada Co., Ltd.......................  10,000     80,309
            #Aozora Bank, Ltd.....................  13,000     28,160
             Bank of Kyoto, Ltd. (The)............  12,000    111,205
             Canon Marketing Japan, Inc...........   1,500     16,612
             Chugoku Bank, Ltd. (The).............   4,000     46,617
             Citizen Holdings Co., Ltd............   8,200     49,652
             Coca-Cola West Co., Ltd..............   1,800     37,278
             Cosmo Oil Co., Ltd...................  20,636     68,118
             Credit Saison Co., Ltd...............   3,300     55,336
             Dai Nippon Printing Co., Ltd.........  19,000    227,924
             Daicel Chemical Industries, Ltd......   4,000     25,799
             Dainippon Sumitomo Pharma Co., Ltd...   3,800     36,540
             Daishi Bank, Ltd. (The)..............  12,000     37,863
             Daiwa House Industry Co., Ltd........   7,000     84,813
            #Daiwa Securities Group, Inc..........  16,000     69,056
            #*Elpida Memory, Inc..................   2,900     43,453
             Fuji Television Network, Inc.........      10     13,368
             FUJIFILM Holdings Corp...............  13,400    416,578
             Fujikura, Ltd........................  12,000     62,188
             Fukuoka Financial Group, Inc.........  27,000    112,195
             Glory, Ltd...........................   1,800     39,532
             Gunma Bank, Ltd. (The)...............  11,735     63,521
             Hachijuni Bank, Ltd. (The)...........  11,000     65,667
             Hakuhodo Dy Holdings, Inc............     880     46,080
             Higo Bank, Ltd. (The)................   7,000     40,363
             Hiroshima Bank, Ltd. (The)...........  11,000     48,079
             Hitachi Capital Corp.................   1,700     24,249
             Hitachi High-Technologies Corp.......   1,400     29,463
             Hokkoku Bank, Ltd. (The).............  10,750     36,337
             Hokuhoku Financial Group, Inc........  20,000     38,169
             House Foods Corp.....................   2,300     37,650
             Hyakugo Bank, Ltd. (The).............   8,000     34,870
             Hyakujishi Bank, Ltd. (The)..........   9,000     33,597
             Idemitsu Kosan Co., Ltd..............     800     94,609
             Inpex Corp...........................      35    269,072
            #*Isetan Mitsukoshi Holdings, Ltd.....  11,400    110,051
             ITOCHU Corp..........................   7,500     78,128
             Iyo Bank, Ltd. (The).................   9,000     75,265
             J. Front Retailing Co., Ltd..........  15,000     65,184
             JFE Holdings, Inc....................   1,100     30,109
             Joyo Bank, Ltd. (The)................   8,000     32,289
             JS Group Corp........................   4,700    113,278
             JTEKT Corp...........................   1,800     23,382
             Juroku Bank, Ltd.....................  11,000     34,106
             JX Holdings, Inc.....................  56,740    399,602
             Kagoshima Bank, Ltd. (The)...........   3,238     21,773
             Kajima Corp..........................  12,000     34,409

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       Shares    Value++
                                                       ------    -----

        JAPAN -- (Continued).........................
           Kamigumi Co., Ltd.........................   5,000 $   42,824
           Kaneka Corp...............................   9,000     65,689
          #Kawasaki Kisen Kaisha, Ltd................  14,000     46,947
           Keiyo Bank, Ltd. (The)....................   9,000     44,276
           Kinden Corp...............................   4,000     34,101
          *Kirin Holdings Co., Ltd...................   4,000     56,285
           Kyocera Corp..............................   1,400    154,469
           Kyowa Hakko Kirin Co., Ltd................   7,000     69,845
           Marui Group Co., Ltd......................   7,158     49,452
           Maruichi Steel Tube, Ltd..................     900     22,397
           Mazda Motor Corp..........................  19,000     43,629
           Medipal Holdings Corp.....................   5,100     42,415
           Meiji Holdings Co., Ltd...................     800     34,168
           Mitsubishi Chemical Holdings Corp.........  26,500    179,442
           Mitsubishi Gas Chemical Co., Inc..........  12,000     94,013
           Mitsubishi Heavy Industries, Ltd.......... 105,000    501,727
           Mitsubishi Logistics Corp.................   3,000     33,184
           Mitsubishi Materials Corp.................  37,000    128,447
           Mitsubishi Tanabe Pharma Corp.............   2,000     33,179
           Mitsubishi UFJ Financial Group, Inc....... 331,000  1,588,664
           Mitsubishi UFJ Financial Group, Inc. ADR..  74,759    356,600
           Mitsui Chemicals, Inc.....................  17,000     62,287
           Mitsumi Electric Co., Ltd.................   1,500     19,234
           Mizuho Financial Group, Inc...............  51,800     82,069
          #Mizuho Securities Co., Ltd................  12,000     30,541
           MS&AD Insurance Group Holdings, Inc.......   6,119    143,294
           Nagase & Co., Ltd.........................   3,111     39,410
           Namco Bandai Holdings, Inc................   5,100     56,322
          *NEC Corp..................................  65,000    137,104
           Nippon Express Co., Ltd...................  17,000     67,734
           Nippon Meat Packers, Inc..................   6,000     83,116
           Nippon Paper Group, Inc...................   3,600     72,335
           Nippon Sheet Glass Co., Ltd...............  22,261     65,550
           Nippon Shokubai Co., Ltd..................   2,000     26,251
           Nippon Steel Corp.........................  41,000    128,250
           Nippon Television Network Corp............     150     21,330
           Nippon Yusen K.K..........................  26,000     96,118
           Nishi-Nippon Bank, Ltd....................  18,779     53,189
           Nisshin Steel Co., Ltd....................  16,000     31,938
           Nisshinbo Holdings, Inc...................   3,000     29,695
           Obayashi Corp.............................  19,000     80,152
           Ogaki Kyoritsu Bank, Ltd. (The)...........   5,000     16,045
           Oji Paper Co., Ltd........................  30,000    134,698
           Onward Holdings Co., Ltd..................   3,000     22,348
           Panasonic Corp............................  24,100    296,342
           Panasonic Corp. Sponsored ADR.............   6,659     81,839
           Rengo Co., Ltd............................   7,000     41,904
           Ricoh Co., Ltd............................  23,000    253,817
           Rohm Co., Ltd.............................   3,200    192,723
           San-in Godo Bank, Ltd. (The)..............   3,000     22,252
           Sapporo Hokuyo Holdings, Inc..............   7,000     31,052
           SBI Holdings, Inc.........................     688     74,170
           Seiko Epson Corp..........................   3,500     60,902
           Sekisui Chemical Co., Ltd.................  14,000    117,459
           Sekisui House, Ltd........................  20,000    193,874
           Seven & I Holdings Co., Ltd...............   7,800    196,296
          #Sharp Corp................................  28,086    258,409
           Shiga Bank, Ltd...........................   7,108     38,135
           Shimizu Corp..............................  14,000     59,151
          #Shinko Electric Industries Co., Ltd.......   1,400     14,377
           Shinsei Bank, Ltd.........................  22,000     26,457

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                    Shares     Value++
                                                    ------     -----

         JAPAN -- (Continued)......................
            Shizuoka Bank, Ltd..................... 10,000 $    91,116
           #Showa Denko K.K........................  8,000      15,966
            SKY Perfect JSAT Holdings, Inc.........     46      18,382
            Sojitz Corp............................ 26,100      50,366
            Sony Corp. Sponsored ADR............... 22,200     628,482
           #Sumitomo Corp.......................... 28,900     398,671
            Sumitomo Electric Industries, Ltd...... 26,600     370,356
            Sumitomo Forestry Co., Ltd.............  2,700      23,664
            Sumitomo Mitsui Financial Group, Inc...  7,300     226,752
            Suzuken Co., Ltd.......................    800      20,001
            Suzuki Motor Corp......................  2,800      66,659
           #Taiheiyo Cement Corp................... 18,000      30,861
            Taisei Corp............................ 35,297      82,687
            Taiyo Yuden Co., Ltd...................  3,000      42,246
           #Takashimaya Co., Ltd...................  6,000      41,025
            Tokai Rika Co., Ltd....................    600      10,514
            Tokuyama Corp..........................  8,000      41,594
            Tokyo Broadcasting System, Inc.........  1,600      18,717
            Tokyo Steel Manufacturing Co., Ltd.....  2,900      31,427
            Tokyo Tatemono Co., Ltd................  9,000      32,544
            Toppan Printing Co., Ltd............... 16,000     125,768
            Tosoh Corp............................. 13,000      50,290
            Toyo Seikan Kaisha, Ltd................  4,251      72,268
            Toyota Auto Body Co., Ltd..............  1,100      19,467
            Toyota Motor Corp. Sponsored ADR.......  2,941     234,339
            Toyota Tsusho Corp.....................  4,300      71,698
            UNY Co., Ltd...........................  6,250      54,770
           #Wacoal Corp............................  2,000      26,037
            Yamaguchi Financial Group, Inc.........  5,852      52,856
            Yamaha Corp............................  3,100      38,772
            Yamato Kogyo Co., Ltd..................    800      26,403
            Yamazaki Baking Co., Ltd...............  1,000      12,896
           *Yokogawa Electric Corp.................  1,600      12,963
            Yokohama Rubber Co., Ltd...............  5,000      25,572
                                                           -----------
         TOTAL JAPAN...............................         14,185,605
                                                           -----------

         NETHERLANDS -- (3.3%).....................
           *Aegon NV............................... 43,125     342,776
           #Akzo Nobel NV..........................  1,715     132,978
            APERAM NV..............................    834      35,113
            APERAM NV Registered Shares............    309      12,963
            ArcelorMittal NV....................... 16,689     616,758
            ArcelorMittal NV ADR...................  6,200     229,834
           *ING Groep NV........................... 32,667     430,363
            Koninklijke DSM NV.....................  2,563     176,660
           *Koninklijke Philips Electronics NV..... 18,516     548,408
                                                           -----------
         TOTAL NETHERLANDS.........................          2,525,853
                                                           -----------

         NEW ZEALAND -- (0.1%).....................
           #Contact Energy, Ltd....................  5,283      25,487
            Fletcher Building, Ltd.................  4,645      34,628
                                                           -----------
         TOTAL NEW ZEALAND.........................             60,115
                                                           -----------

         NORWAY -- (0.8%)..........................
           #*Aker ASA..............................    235       7,172
            DnB NOR ASA Series A...................  3,542      57,595
            Marine Harvest ASA..................... 43,915      58,018
           #Norsk Hydro ASA........................ 21,432     190,095
            Orkla ASA.............................. 20,721     209,705
           #*Renewable Energy Corp. ASA............ 10,025      35,404

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                       Shares    Value++
                                                       ------    -----

       NORWAY -- (Continued).........................
         #*Storebrand ASA............................   6,174 $   64,124
                                                              ----------
       TOTAL NORWAY..................................            622,113
                                                              ----------

       PORTUGAL -- (0.0%)............................
         #Banco Comercial Portugues SA...............  26,753     21,344
         #Banco Espirito Santo SA....................     643      2,708
                                                              ----------
       TOTAL PORTUGAL................................             24,052
                                                              ----------

       SINGAPORE -- (1.0%)...........................
          CapitaLand, Ltd............................  45,500    126,548
          DBS Group Holdings, Ltd....................   7,752     94,977
          Fraser & Neave, Ltd........................  13,000     66,643
          Golden Agri-Resources, Ltd................. 137,000     74,619
         #*Neptune Orient Lines, Ltd.................  14,000     21,564
         #Singapore Airlines, Ltd....................  21,000    241,902
          United Industrial Corp., Ltd...............  31,000     71,735
          UOL Group, Ltd.............................   4,000     15,837
          Wheelock Properties, Ltd...................  14,000     21,296
                                                              ----------
       TOTAL SINGAPORE...............................            735,121
                                                              ----------

       SPAIN -- (2.5%)...............................
          Acciona SA.................................     893    103,878
         #Banco de Sabadell SA.......................  41,996    185,991
         #Banco Espanol de Credito SA................   5,354     50,016
         #Banco Popular Espanol SA...................  37,795    226,402
          Banco Santander SA.........................   9,387    119,877
          Criteria Caixacorp SA......................  17,309    127,680
          Gas Natural SDG SA.........................  11,033    226,864
          Iberdrola Renovables SA....................   9,022     41,289
          Repsol YPF SA Sponsored ADR................  22,266    795,342
                                                              ----------
       TOTAL SPAIN...................................          1,877,339
                                                              ----------

       SWEDEN -- (2.0%)..............................
          Nordea Bank AB.............................  11,493    131,037
          Skandinaviska Enskilda Banken AB Series A..  21,597    207,610
         #*SSAB AB Series A..........................   3,054     54,580
         *SSAB AB Series B...........................   1,349     21,094
          Svenska Cellulosa AB Series B..............  13,891    212,955
          Swedbank AB Series A.......................  15,224    288,731
          Tele2 AB Series B..........................     213      5,349
         *Telefonaktiebolaget LM Ericsson AB.........  38,431    583,134
          TeliaSonera AB.............................     595      4,856
                                                              ----------
       TOTAL SWEDEN..................................          1,509,346
                                                              ----------

       SWITZERLAND -- (4.0%).........................
          Adecco SA..................................   2,167    154,864
          Baloise Holding AG.........................   1,673    185,161
          Givaudan SA................................      84     93,466
          Holcim, Ltd. AG............................   8,810    767,633
         *Lonza Group AG.............................     444     38,183
          Novartis AG ADR............................   6,159    364,428
          Swiss Life Holding AG......................     855    156,111
          Swiss Reinsurance Co., Ltd. AG.............  11,666    696,070
          Zurich Financial Services AG...............   2,259    635,183
                                                              ----------
       TOTAL SWITZERLAND.............................          3,091,099
                                                              ----------

       UNITED KINGDOM -- (14.2%).....................
          Associated British Foods P.L.C.............   7,265    122,353
          Aviva P.L.C................................  32,864    245,953
          Barclays P.L.C. Sponsored ADR..............  47,729    909,237

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                          ------     -----

   UNITED KINGDOM -- (Continued)........................
      BP P.L.C. Sponsored ADR...........................   3,600 $   166,104
     #Carnival P.L.C. ADR...............................   7,700     307,923
     *International Consolidated Airlines Group P.L.C...  21,703      86,351
      International Power P.L.C.........................  50,968     282,095
      Kazakhmys P.L.C...................................   2,291      53,217
      Kingfisher P.L.C..................................  65,877     302,676
     *Lloyds Banking Group P.L.C........................  69,457      68,961
     *Lloyds Banking Group P.L.C. Sponsored ADR.........  64,725     255,664
      Mondi P.L.C.......................................   4,587      45,590
      Old Mutual P.L.C.................................. 118,669     276,630
     #Pearson P.L.C. Sponsored ADR......................  10,531     200,616
      Resolution, Ltd P.L.C.............................   2,739      13,870
      Rexam P.L.C.......................................  28,740     187,830
     *Royal Bank of Scotland Group P.L.C................ 285,912     199,267
     *Royal Bank of Scotland Group P.L.C. Sponsored ADR.   5,598      78,092
      Royal Dutch Shell P.L.C. ADR......................  37,037   2,902,219
      RSA Insurance Group P.L.C.........................  38,746      89,290
      Sainsbury (J.) P.L.C..............................  19,146     111,521
      Standard Life P.L.C...............................   6,746      25,564
      Vodafone Group P.L.C. Sponsored ADR...............  91,287   2,658,277
      William Morrison Supermarkets P.L.C...............  48,067     237,139
     *Wolseley P.L.C....................................   4,200     152,560
      Xstrata P.L.C.....................................  35,899     920,774
                                                                 -----------
   TOTAL UNITED KINGDOM.................................          10,899,773
                                                                 -----------
   TOTAL COMMON STOCKS..................................          65,438,693
                                                                 -----------
   RIGHTS/WARRANTS -- (0.0%)............................
   DENMARK -- (0.0%)....................................
     *Danske Bank A.S. Rights 04/04/11..................       2           4
                                                                 -----------

   PORTUGAL -- (0.0%)...................................
     *Banco Comercial Portugues SA Rights 05/05/11......  26,753         911
                                                                 -----------

   SPAIN -- (0.0%)......................................
     #*Banco Popular Espanol SA Rights 04/27/11.........  37,795       2,631
                                                                 -----------
   TOTAL RIGHTS/WARRANTS................................               3,546
                                                                 -----------

                                                                                                       Face
                                                                                                      Amount Value+
                                                                                                      ------ -----
                                                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (0.0%).................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $20,000 FNMA
    2.24%, 07/06/15, valued at $20,500) to be repurchased at $19,000.................................    $19 19,000
                                                                                                             ------

                                                                                                        Shares/
                                                                                                         Face
                                                                                                        Amount
                                                                                                       ---------
                                                                                                         (000)
SECURITIES LENDING COLLATERAL -- (14.5%)..............................................................
(S)@DFA Short Term Investment Fund.................................................................... 7,770,000   7,770,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $3,355,862)## to be repurchased at $3,290,072....................    $3,290   3,290,061
                                                                                                                 -----------
TOTAL SECURITIES LENDING COLLATERAL...................................................................            11,060,061
                                                                                                                 -----------
TOTAL INVESTMENTS -- (100.0%).........................................................................
   (Cost $69,929,113).................................................................................           $76,521,300
                                                                                                                 ===========

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                  Shares    Value++
                                                                                  ------    -----

COMMON STOCKS -- (87.1%)........................................................
BRAZIL -- (7.0%)................................................................
   AES Tiete SA.................................................................  15,500 $  231,239
  *All America Latina Logistica SA..............................................  96,200    792,494
  *Anhanguera Educacional Participacoes SA......................................  22,137    494,325
   B2W Cia Global Do Varejo SA..................................................  11,500    160,599
   Banco ABC Brasil SA..........................................................  10,700     91,479
   Banco Bradesco SA............................................................ 144,974  2,417,155
   Banco Daycoval SA............................................................  10,600     82,202
   Banco do Brasil SA........................................................... 112,720  2,070,689
   Banco Industrial e Comercial SA..............................................  16,989    122,569
   Banco Panamericano SA........................................................   9,800     34,884
   Banco Pine SA................................................................     600      5,076
   Banco Santander Brasil SA ADR................................................ 154,645  1,795,428
   Banco Sofisa SA..............................................................  10,400     29,418
   Bematech SA..................................................................   9,800     48,838
   BM&F Bovespa SA.............................................................. 285,596  2,143,967
  *BR Malls Participacoes SA....................................................  93,623    989,076
   Brasil Brokers Participacoes SA..............................................  34,600    187,384
  *Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA. 187,000     95,093
   Brasil Telecom SA............................................................  23,400    249,291
   BRF - Brasil Foods SA........................................................  81,600  1,654,615
   BRF - Brasil Foods SA ADR....................................................  52,132  1,079,654
   Brookfield Incorporacoes SA..................................................  76,292    429,664
   Camargo Correa Desenvolvimento Imobiliario SA................................   6,000     24,866
   CCR SA.......................................................................  18,200    565,135
   Centrais Eletricas Brasileiras SA............................................  19,500    284,592
   Centrais Eletricas Brasileiras SA ADR........................................   3,100     58,094
   Centrais Eletricas Brasileiras SA Sponsored ADR..............................  13,900    205,998
  *CETIP SA.....................................................................  33,400    549,024
   Cia de Gas de Sao Paulo SA...................................................   4,700    132,946
   Cia de Saneamento Basico do Estado de Sao Paulo ADR..........................  11,010    644,305
   Cia de Saneamento de Minas Gerais-Copasa SA..................................  13,800    245,439
   Cia Energetica de Minas Gerais SA............................................   7,662    124,145
   Cia Energetica de Sao Paulo SA...............................................  30,600    589,748
  *Cia Hering SA................................................................  23,250    503,218
  #Cia Siderurgica Nacional SA Sponsored ADR....................................  66,700  1,062,531
  *Cielo SA.....................................................................  66,323    620,144
   Cosan SA Industria e Comercio................................................  29,628    453,121
   CPFL Energia SA..............................................................  15,800    457,971
   Cremer SA....................................................................   8,200     77,715
  *Cyrela Brazil Realty SA Empreendimentos e Participacoes......................  63,600    673,921
   Drogasil SA..................................................................  13,914    100,384
   Duratex SA...................................................................  54,523    573,580
   Embraer SA...................................................................  90,900    719,365
   Embraer SA ADR...............................................................   7,100    230,608
  *Energias do Brazil SA........................................................  11,800    293,350
  *Equatorial Energia SA........................................................  11,800     99,758
  *Estacio Participacoes SA.....................................................  11,800    172,215
   Eternit SA...................................................................  11,966     81,462
   Even Construtora e Incorporadora SA..........................................  42,700    237,494
   EZ Tec Empreendimentos e Participacoes SA....................................  11,200    114,477
   Fertilizantes Fosfatados SA..................................................  11,900    123,599
  *Fertilizantes Heringer SA....................................................   4,600     31,053
  #*Fibria Celulose SA Sponsored ADR............................................  44,961    726,120
   Gafisa SA....................................................................  24,200    147,058
   Gafisa SA ADR................................................................  55,400    684,744
  *General Shopping Brasil SA...................................................   9,700     76,702
   Gerdau SA....................................................................  64,200    626,003
   Grendene SA..................................................................  26,100    153,959

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      Shares    Value++
                                                                                      ------    -----

BRAZIL -- (Continued)...............................................................
   Guararapes Confeccoes SA.........................................................   1,700 $   92,932
   Helbor Empreendimentos SA........................................................   9,600    126,804
  *Hypermarcas SA...................................................................  29,046    389,385
  *IdeiasNet SA.....................................................................  41,600     91,757
   Iguatemi Empresa de Shopping Centers SA..........................................   9,252    239,769
   Industrias Romi SA...............................................................  18,000    115,446
  *Inpar SA.........................................................................  36,653     68,963
   Iochpe-Maxion SA.................................................................   3,900     54,539
   Itau Unibanco Holding SA.........................................................  27,900    550,481
  *JBS SA...........................................................................  96,700    327,005
   JHSF Participacoes SA............................................................  23,700     64,026
  *Kepler Weber SA..................................................................  56,900     10,127
  *Kroton Educacional SA............................................................   7,300     94,661
   Light SA.........................................................................  22,100    372,548
  *LLX Logistica SA.................................................................  26,400     76,186
  *Localiza Rent a Car SA...........................................................  20,200    347,324
   Lojas Americanas SA..............................................................  20,600    158,310
   Lojas Renner SA..................................................................  21,600    800,458
  *LPS Brasil Consultoria de Imoveis SA.............................................   5,000    136,283
  *Lupatech SA......................................................................   4,600     34,386
   M. Dias Branco SA................................................................  12,000    309,687
   Marfrig Alimentos SA.............................................................  24,933    255,479
   Marisa Lojas SA..................................................................  10,200    193,989
   Minerva SA.......................................................................   5,500     23,424
  *MMX Mineracao e Metalicos SA.....................................................  21,913    139,289
  *MPX Energia SA...................................................................   8,522    201,512
   MRV Engenharia e Participacoes SA................................................  43,784    382,122
  *Multiplan Empreendimentos Imobiliarios SA........................................  19,437    406,235
   Natura Cosmeticos SA.............................................................  19,000    533,213
   Obrascon Huarte Lain Brasil SA...................................................   9,100    386,744
  *OGX Petroleo e Gas Participacoes SA..............................................  47,775    504,717
  *Paranapanema SA..................................................................  25,200     83,616
  *PDG Realty SA Empreendimentos e Participacoes.................................... 278,799  1,641,037
   Petroleo Brasileiro SA ADR....................................................... 233,197  8,705,244
  *Plascar Participacoes Industriais SA.............................................  43,400     67,588
   Porto Seguro SA..................................................................  24,000    398,780
  *PortX Operacoes Portuarias SA....................................................  26,400     57,895
   Positivo Informatica SA..........................................................   5,400     24,680
   Redecard SA......................................................................  19,339    281,013
   Restoque Comercio e Confeccoes de Roupas SA......................................   6,000     70,595
   Rodobens Negocios Imobiliarios SA................................................   5,500     46,742
   Rossi Residencial SA.............................................................  60,368    561,393
   Santos Brasil Participacoes SA...................................................   5,100     97,254
   Sao Martinho SA..................................................................  16,000    246,123
   SLC Agricola SA..................................................................  12,700    159,678
   Springs Global Participacoes SA..................................................  18,000     52,632
   Sul America SA...................................................................  48,982    637,028
  *Tecnisa SA.......................................................................  26,500    204,831
   Tegma Gestao Logistica SA........................................................   5,600     93,191
   Tele Norte Leste Participacoes SA................................................  12,400    265,467
   Telecomunicacoes de Sao Paulo SA.................................................  11,500    278,436
  *Tempo Participacoes SA...........................................................   8,600     22,413
  *Tim Participacoes SA.............................................................  26,800    144,971
   Totvs SA.........................................................................  18,700    357,906
   Tractebel Energia SA.............................................................  26,300    465,583
   Trisul SA........................................................................     800      2,126
   Universo Online SA...............................................................  11,300    126,417
   Usinas Siderurgicas de Minas Gerais SA...........................................  29,200    474,231
   Vale SA Sponsored ADR............................................................ 141,000  4,709,400
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA..   9,400    127,867
   Vivo Participacoes SA............................................................     500     19,578

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares     Value++
                                                             ------     -----

 BRAZIL -- (Continued)..................................
   #Vivo Participacoes SA ADR...........................     17,925 $   749,444
    WEG Industrias SA...................................     43,600     541,813
                                                                    -----------
 TOTAL BRAZIL...........................................             56,872,756
                                                                    -----------

 CHILE -- (2.0%)........................................
    AES Gener SA........................................    144,484      88,463
    Aguas Andinas SA Series A...........................    289,897     161,176
    Banco de Chile SA Series F ADR......................      7,893     703,661
    Banco de Credito e Inversiones SA Series A..........     10,167     688,936
   #Banco Santander Chile SA ADR........................      5,200     476,268
    Besalco SA..........................................     71,729     149,764
    CAP SA..............................................     17,895     961,810
    Cencosud SA.........................................    146,660   1,158,246
    Cia General de Electricidad SA......................     43,879     266,733
   *Cia Sud Americana de Vapores SA.....................    479,859     382,407
    Colbun SA...........................................  2,217,456     668,102
    Corpbanca SA........................................ 28,243,755     448,575
   *E.CL SA.............................................     48,707     131,528
    Embotelladora Andina SA Series A ADR................        400       9,440
    Embotelladora Andina SA Series B....................     21,938     107,772
    Embotelladora Andina SA Series B ADR................      3,681     106,160
   #Empresa Nacional de Electricidad SA Sponsored ADR...     18,232   1,027,920
    Empresas CMPC SA....................................     32,712   1,815,376
    Empresas Copec SA...................................     89,745   1,740,677
   *Empresas Hites SA...................................     30,335      48,620
   *Empresas Iansa SA...................................  1,269,073     154,565
   *Empresas La Polar SA................................     69,403     389,362
    Enersis SA Sponsored ADR............................     58,256   1,244,348
    ENTEL Chile SA......................................     32,999     666,788
    Forus SA............................................     12,029      45,446
    Grupo Security SA...................................    153,856      67,998
    Inversiones Aguas Metropolitanas SA.................     94,893     155,390
   #Lan Airlines SA Sponsored ADR.......................     19,400     542,036
    Madeco SA...........................................  1,853,418     108,440
   *Masisa SA...........................................    884,152     144,955
   *Multiexport Foods SA................................    104,773      50,731
   *PAZ Corp. SA........................................     30,000      34,178
   *Ripley Corp. SA.....................................    149,555     200,728
    S.A.C.I. Falabella SA...............................     31,650     345,383
    Salfacorp SA........................................     36,515     141,104
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR.      8,700     530,961
    Socovesa SA.........................................    152,314     115,477
    Sonda SA............................................     90,418     260,110
                                                                    -----------
 TOTAL CHILE............................................             16,339,634
                                                                    -----------

 CHINA -- (12.9%).......................................
   #361 Degrees International, Ltd......................    226,000     150,356
   #*A8 Digital Music Holdings, Ltd.....................     88,000      27,602
   #Agile Property Holdings, Ltd........................    446,000     723,999
   #*Air China, Ltd.....................................    228,000     231,383
    Ajisen China Holdings, Ltd..........................    135,000     269,726
   #Alibaba.com, Ltd....................................    162,500     288,894
   #*Aluminum Corp. of China, Ltd. ADR..................     35,495     835,907
    AMVIG Holdings, Ltd.................................     98,000      71,144
   #Angang Steel Co., Ltd...............................    298,000     383,870
    Anhui Conch Cement Co., Ltd.........................    147,000     695,066
    Anhui Expressway Co., Ltd...........................    134,000     112,318
    Anhui Tianda Oil Pipe Co., Ltd......................     68,000      26,223
   #Anta Sports Products, Ltd...........................     82,000     133,164
    Anton Oilfield Services Group.......................    132,000      27,059
    Asia Cement China Holdings Corp.....................     96,500      78,887

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                Shares    Value++
                                                                ------    -----

CHINA -- (Continued)........................................
  *Asia Energy Logistics Group, Ltd......................... 1,900,000 $   44,823
  *AVIC International Holding HK, Ltd.......................   464,000     24,531
   Bank of China, Ltd....................................... 8,823,752  4,895,187
   Bank of Communications Co., Ltd..........................   933,800    988,986
   Baoye Group Co., Ltd.....................................    12,000      8,117
  *BBMG Corp. Series H......................................   193,641    318,076
   Beijing Capital International Airport Co., Ltd...........   576,000    284,416
  *Beijing Capital Land, Ltd................................   330,000    113,322
  *Beijing Enterprises Water Group, Ltd.....................   480,000    150,728
   Beijing Jingkelong Co., Ltd..............................    46,000     59,308
  #Beijing North Star Co., Ltd. Series H....................   320,000     78,447
  *Beijing Properties Holdings, Ltd.........................   276,000     25,273
   Belle International Holdings, Ltd........................   341,000    669,184
   Bosideng International Holdings, Ltd.....................   620,000    197,633
  *Brilliance China Automotive Holdings, Ltd................   824,000    807,991
  #BYD Co., Ltd.............................................   114,000    413,093
   BYD Electronic International Co., Ltd....................   253,500    136,369
   C C Land Holdings, Ltd...................................   136,000     52,485
  *C.P. Pokphand Co., Ltd...................................   530,000     71,129
   Central China Real Estate, Ltd...........................    71,000     19,680
   Centron Telecom International Holdings, Ltd..............   131,000     31,243
  #Chaoda Modern Agriculture Holdings, Ltd..................   892,243    559,360
   China Aerospace International Holdings, Ltd..............   432,000     52,419
   China Agri-Industries Holdings, Ltd......................   363,000    417,761
   China Aoyuan Property Group, Ltd.........................   156,000     26,590
   China Automation Group, Ltd..............................   105,000     92,072
  #China BlueChemical, Ltd..................................   423,143    344,813
  *China Chengtong Development Group, Ltd...................    62,784      4,047
   China Citic Bank Corp., Ltd.............................. 1,419,000  1,018,325
   China Coal Energy Co., Ltd...............................   683,000    958,324
   China Communications Services Corp., Ltd.................   464,000    284,250
   China Construction Bank Corp............................. 6,508,990  6,171,904
  #*China COSCO Holdings Co., Ltd...........................   148,000    142,563
  *China Dongxiang Group Co., Ltd...........................   696,000    244,506
  #*China Eastern Airlines Corp., Ltd.......................   256,000    112,414
  *China Energine International Holdings, Ltd...............   270,000     21,245
   China Everbright International, Ltd......................   442,000    199,228
   China Everbright, Ltd....................................   238,000    526,713
  #China Gas Holdings, Ltd..................................   392,000    151,943
  *China Glass Holdings, Ltd................................    28,000     16,224
  *China Grand Forestry Green Resources Group, Ltd.......... 1,520,000     46,710
  #China Green Holdings, Ltd................................   105,000     89,295
   China Haidian Holdings, Ltd..............................   580,000     75,515
   China High Speed Transmission Equipment Group Co., Ltd...   241,993    323,636
  #China Huiyuan Juice Group, Ltd...........................   105,000     69,115
   China Life Insurance Co., Ltd............................    22,000     78,637
   China Life Insurance Co., Ltd. ADR.......................    41,683  2,237,960
  *China Longyuan Power Group Corp..........................   336,000    345,801
  #China Lumena New Materials Corp..........................   138,000     71,835
   China Mengniu Dairy Co., Ltd.............................   196,000    605,343
  #China Merchants Bank Co., Ltd............................   339,195    876,230
   China Merchants Holdings International Co., Ltd..........   236,733  1,099,201
  #*China Metal Recycling Holdings, Ltd.....................   116,781    162,307
  *China Mining Resources Group, Ltd........................ 1,034,000     19,856
  #*China Minsheng Banking Corp., Ltd. Series H.............   871,500    837,047
   China Mobile, Ltd. Sponsored ADR.........................   162,785  7,502,761
   China Molybdenum Co., Ltd................................   277,000    248,353
   China National Building Material Co., Ltd................   400,000    844,413
  #China National Materials Co., Ltd........................   293,000    290,794
   China Nickel Resources Holding Co., Ltd..................    40,000      6,402
  *China Oil & Gas Group, Ltd...............................   860,000     93,074

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
                                                              Shares    Value++
                                                              ------    -----

CHINA -- (Continued)......................................
   China Oilfield Services, Ltd...........................   186,000 $  368,126
   China Overseas Land & Investment, Ltd..................   645,973  1,248,094
  *China Pacific Insurance Group Co., Ltd.................   136,600    590,412
  #China Power International Development, Ltd.............   358,000     82,602
  #*China Power New Energy Development Co., Ltd...........   720,000     56,708
  #*China Precious Metal Resources Holdings Co., Ltd......    52,000     11,053
  *China Properties Group, Ltd............................   128,000     40,488
  *China Qinfa Group, Ltd.................................    72,000     42,723
   China Railway Construction Corp., Ltd..................   428,000    379,455
   China Railway Group, Ltd...............................   437,000    234,776
  #*China Rare Earth Holdings, Ltd........................   260,000    112,239
   China Resources Gas Group, Ltd.........................   114,000    166,183
   China Resources Land, Ltd..............................   434,000    746,821
  *China Resources Microelectronics, Ltd..................   500,000     24,862
   China Resources Power Holdings Co., Ltd................   268,000    494,824
  *China Shanshui Cement Group, Ltd.......................   371,790    415,990
   China Shenhua Energy Co., Ltd. Series H................   425,884  1,989,168
  #*China Shipping Container Lines Co., Ltd...............   919,000    366,671
   China Shipping Development Co., Ltd....................   353,654    373,918
  *China Singyes Solar Technologies Holdings, Ltd.........    50,000     47,758
  *China South City Holdings, Ltd.........................   134,000     21,778
  *China Southern Airlines Co., Ltd. ADR..................     5,677    149,248
   China Starch Holdings, Ltd.............................   235,000     16,984
   China State Construction International Holdings, Ltd...   457,919    448,231
  *China Taiping Insurance Holdings Co., Ltd..............   126,400    346,135
   China Telecom Corp., Ltd...............................   316,000    184,274
   China Telecom Corp., Ltd. ADR..........................    11,545    673,651
  #*China Travel International Investment Hong Kong, Ltd..   731,492    150,127
  #China Unicom Hong Kong, Ltd............................   200,000    411,129
   China Unicom Hong Kong, Ltd. ADR.......................   114,955  2,351,979
  #*China Water Affairs Group, Ltd........................   272,000    103,187
   China Wireless Technologies, Ltd.......................   140,000     54,310
   China Yurun Food Group, Ltd............................   171,000    629,394
  #*China Zhongwang Holdings, Ltd.........................   508,318    264,319
  *Chinasoft International, Ltd...........................    40,000      9,854
  #*Chongqing Iron & Steel Co., Ltd.......................   190,000     50,009
   Chongqing Machinery & Electric Co., Ltd................   200,000     71,541
  *Citic 21CN Co., Ltd....................................   240,000     31,941
   CITIC Pacific, Ltd.....................................   243,433    727,752
  *CITIC Resources Holdings, Ltd..........................   496,000    122,967
  *CNNC International, Ltd................................    17,000      9,570
   CNOOC, Ltd.............................................   427,000  1,061,341
   CNOOC, Ltd. ADR........................................    11,800  2,943,510
  #Comba Telecom Systems Holdings, Ltd....................   222,132    278,169
   COSCO International Holdings, Ltd......................   222,000    143,226
   COSCO Pacific, Ltd.....................................   435,813    902,414
   Coslight Technology International Group, Ltd...........     4,000      1,980
   Country Garden Holdings Co.............................   964,000    390,272
  *CSR Corp., Ltd.........................................   159,676    176,673
   Dalian Port (PDA) Co., Ltd.............................   244,000     95,810
  #Daphne International Holdings, Ltd.....................   224,000    179,350
  #Datang International Power Generation Co., Ltd.........   424,000    159,696
   Digital China Holdings, Ltd............................   144,000    280,604
   Dongfang Electric Co., Ltd.............................    49,600    162,605
   Dongyue Group Co., Ltd.................................   194,000    205,080
   Embry Holdings, Ltd....................................    14,000      9,339
   ENN Energy Holdings, Ltd...............................   170,000    580,803
  #*Evergrande Real Estate Group, Ltd.....................   889,000    636,842
   First Tractor Co., Ltd.................................    86,000    119,439
   Fosun International, Ltd...............................   496,500    393,829
  #Franshion Properties China, Ltd........................ 1,019,120    318,027

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
                                                              Shares    Value++
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

 CHINA -- (Continued).....................................
    Fufeng Group, Ltd.....................................   227,000 $  166,925
    Fushan International Energy Group, Ltd................   792,000    554,910
   *GCL-Poly Energy Holdings, Ltd......................... 1,084,000    778,051
   #Geely Automobile Holdings, Ltd........................   960,000    386,249
   #*Global Bio-Chem Technology Group Co., Ltd............   548,800    134,701
    Golden Eagle Retail Group, Ltd........................   136,000    354,749
    Goldlion Holdings, Ltd................................    61,152     26,434
   #*GOME Electrical Appliances Holding, Ltd.............. 2,287,940    825,737
   #Good Friend International Holdings, Inc...............    22,000     24,102
   #Great Wall Motor Co., Ltd.............................   407,500    736,494
    Great Wall Technology Co., Ltd........................    83,300     41,493
    Greentown China Holdings, Ltd.........................   176,500    176,464
    Guangdong Investment, Ltd.............................   600,000    311,338
   #Guangshen Railway Co., Ltd. Sponsored ADR.............     8,462    168,140
    Guangzhou Automobile Group Co., Ltd...................   661,740    744,418
   #*Guangzhou Investment Co., Ltd........................ 1,414,400    297,697
   #Guangzhou R&F Properties Co., Ltd.....................   226,400    308,327
   #Guangzhou Shipyard International Co., Ltd.............    32,000     59,528
    GZI Transportation, Ltd...............................   254,752    141,246
   *Haier Electronics Group Co., Ltd......................   229,000    284,983
    Hainan Meilan International Airport Co., Ltd..........    20,000     23,138
    Haitian International Holdings, Ltd...................   100,000    148,275
    Heng Tai Consumables Group, Ltd.......................   601,503     75,307
    Hengan International Group Co., Ltd...................    69,000    536,630
   #Hengdeli Holdings, Ltd................................   432,000    260,005
   *Hi Sun Technology (China), Ltd........................   351,000    111,095
    Hidili Industry International Development, Ltd........   309,000    312,175
   #*HKC Holdings, Ltd....................................   532,098     27,143
   *Hong Kong Energy Holdings, Ltd........................       613         52
   *Hong Kong Resources Holdings Co., Ltd.................   308,000     30,992
   #*Honghua Group, Ltd...................................   256,000     33,333
   #Hopewell Highway Infrastructure, Ltd..................   201,972    131,046
   #*Hopson Development Holdings, Ltd.....................   179,000    178,512
   #Huadian Power International Corp......................   310,000     66,692
   #Huaneng Power International, Inc. ADR.................     9,458    209,873
   #*Hunan Non-Ferrous Metal Corp., Ltd...................   386,000    166,863
   *Huscoke Resources Holdings, Ltd.......................   668,000     33,577
    Industrial & Commercial Bank of China, Ltd. Series H.. 8,224,017  6,975,719
   *Interchina Holdings Co., Ltd..........................   610,000    117,031
    Intime Department Store Group Co., Ltd................   163,000    253,481
    Jiangsu Express Co., Ltd..............................   196,000    207,900
    Jiangxi Copper Co., Ltd...............................   142,000    483,792
   *Jingwei Textile Machinery Co., Ltd....................    50,000     49,943
    Ju Teng International Holdings, Ltd...................   250,000     82,859
   *Kai Yuan Holdings, Ltd................................ 1,320,000     53,618
    Kingboard Chemical Holdings, Ltd......................   150,000    824,113
    Kingboard Laminates Holdings, Ltd.....................   222,973    197,664
   #Kingdee International Software Group Co., Ltd.........   384,000    246,511
   #Kingsoft Corp., Ltd...................................   198,000    129,267
    KWG Property Holding, Ltd.............................   370,330    269,532
    Lai Fung Holdings, Ltd................................   467,000     20,452
    Le Saunda Holdings, Ltd...............................    44,000     22,021
   #Lee & Man Paper Manufacturing, Ltd....................   412,000    296,687
   #Lenovo Group, Ltd..................................... 1,022,000    599,059
   #Li Ning Co., Ltd......................................   148,000    253,235
    Lianhua Supermarket Holdings Co., Ltd.................    24,000     97,797
    Lingbao Gold Co., Ltd.................................    72,000     59,293
    Little Sheep Group, Ltd...............................    61,000     39,587
   *Longfor Properties Co., Ltd...........................   218,500    350,212
    Lonking Holdings, Ltd.................................   436,000    321,719
   *Loudong General Nice Resources China Holdings, Ltd....   333,000     48,088

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
                                                               Shares    Value++
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

CHINA -- (Continued).......................................
  #Maanshan Iron & Steel Co., Ltd..........................   472,000 $  248,333
  #Maoye International Holdings, Ltd.......................   202,000    102,567
  *Media China Corp, Ltd...................................   600,000      1,856
   MIN XIN Holdings, Ltd...................................    14,000      8,160
  #*Mingfa Group International Co., Ltd....................   170,000     56,720
  *Minmetals Land, Ltd.....................................   347,644     62,858
  #*Minmetals Resources, Ltd...............................   240,000    158,336
   Minth Group, Ltd........................................   136,000    210,377
  *Nan Hai Corp, Ltd....................................... 6,200,000     37,568
   NetDragon Websoft, Inc..................................    40,000     25,763
   New World China Land, Ltd...............................   476,793    170,978
  *New World Department Store China, Ltd...................   151,000    131,936
   Nine Dragons Paper Holdings, Ltd........................   445,000    510,229
  #*Oriental Ginza Holdings, Ltd...........................    57,000      6,446
  #Parkson Retail Group, Ltd...............................   104,000    160,811
  *PetroAsian Energy Holdings, Ltd.........................   748,000     39,035
  #*PICC Property & Casualty Co., Ltd......................   320,000    412,482
  #Ping An Insurance Group Co. of China, Ltd. Series H.....   147,500  1,617,709
  #*Poly Hong Kong Investment, Ltd.........................   599,111    479,072
   Ports Design, Ltd.......................................    60,500    167,712
  *Pou Sheng International Holdings, Ltd...................   308,687     47,743
   Prosperity International Holdings HK, Ltd...............   280,000     16,791
   Qin Jia Yuan Media Services Co., Ltd....................    62,000     11,279
   Qingling Motors Co., Ltd. Series H......................   320,000    113,670
  *Qunxing Paper Holdings Co., Ltd.........................   124,416     34,764
   Regent Manner International, Ltd........................    99,000     35,705
  #*Renhe Commercial Holdings Co., Ltd..................... 1,408,570    243,501
  *Richly Field China Development, Ltd.....................   150,000      3,724
   Road King Infrastructure, Ltd...........................    32,000     28,798
   Samson Holding, Ltd.....................................   239,000     53,655
  *Semiconductor Manufacturing International Corp.......... 3,830,000    343,456
  *Semiconductor Manufacturing International Corp. ADR.....    22,347     97,433
  #Shandong Chenming Paper Holdings, Ltd. Series H.........    94,000     79,904
  *Shandong Molong Petroleum Machinery Co., Ltd............    23,200     27,075
   Shanghai Electric Group Co., Ltd........................   390,000    196,289
   Shanghai Forte Land Co., Ltd............................   388,000    174,267
  *Shanghai Industrial Urban Development Group, Ltd........   106,000     37,897
  #Shanghai Jin Jiang International Hotels Group Co., Ltd..   214,000     44,987
   Shanghai Prime Machinery Co., Ltd.......................   302,000     66,213
  *Shenguan Holdings Group, Ltd............................    66,000     87,609
   Shenji Group Kunming Machine Tool Co., Ltd..............     6,000      3,655
   Shenzhen Expressway Co., Ltd............................   186,000    124,735
   Shenzhen International Holdings, Ltd.................... 2,005,000    183,711
   Shenzhen Investment, Ltd................................   552,000    173,020
   Shenzhou International Group, Ltd.......................    93,000    107,930
   Shimao Property Holdings, Ltd...........................   427,856    582,938
  *Shougang Concord International Enterprises Co., Ltd.....   914,000    121,620
  #Shui On Land, Ltd.......................................   823,072    363,770
   Sichuan Expressway Co., Ltd.............................   240,000    145,481
   Silver Grant International Industries, Ltd..............   292,000    111,292
  #SIM Technology Group, Ltd...............................   140,000     26,787
  #*Sino Oil & Gas Holdings, Ltd...........................   945,000     50,120
  *Sino Prosper State Gold Resources Holdings, Ltd......... 1,340,000     74,465
  *Sino Union Energy Investment Group, Ltd.................   780,000     66,439
  *Sinofert Holdings, Ltd..................................   594,000    246,435
   Sinolink Worldwide Holdings, Ltd........................   532,000     56,220
   SinoMedia Holding, Ltd..................................    66,644     25,823
  #Sino-Ocean Land Holdings, Ltd...........................   938,275    533,640
  *Sinopharm Group Co., Ltd................................    71,600    247,579
  #Sinotrans Shipping, Ltd.................................   411,173    128,402
   Sinotrans, Ltd..........................................   400,000     97,796

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
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                                                               Shares      Value++
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

CHINA -- (Continued).........................................
   Sinotruk Hong Kong, Ltd................................... 201,000 $    167,015
  #Skyworth Digital Holdings, Ltd............................ 412,193      265,430
  #Soho China, Ltd........................................... 571,412      494,143
  *Solargiga Energy Holdings, Ltd............................ 106,000       35,134
  #Sparkle Roll Group, Ltd................................... 176,000       33,162
   SPG Land Holdings, Ltd....................................  53,000       23,811
  #SRE Group, Ltd............................................ 776,000       70,126
   Sunny Optical Technology Group Co., Ltd...................  62,000       19,382
   TCC International Holdings, Ltd........................... 201,795      122,102
   TCL Communication Technology Holdings, Ltd................ 102,000       99,662
   TCL Multimedia Technology Holdings, Ltd................... 100,000       40,578
   Tencent Holdings, Ltd.....................................  70,200    2,013,569
  *Texhong Textile Group, Ltd................................  32,000       30,758
   Tian An China Investments Co., Ltd........................ 215,000      143,718
   Tiangong International Co., Ltd...........................  58,000       52,599
   Tianjin Capital Environmental Protection Group Co., Ltd... 126,000       41,853
  #*Tianjin Development Hldgs, Ltd........................... 104,000       78,145
  #Tianjin Port Development Holdings, Ltd.................... 266,000       61,764
  *Tianneng Power International, Ltd......................... 114,000       60,221
   Tingyi (Cayman Islands) Holding Corp...................... 128,000      340,552
   Tomson Group, Ltd.........................................  66,969       25,450
   Towngas China Co., Ltd.................................... 171,000       90,596
   TPV Technology, Ltd....................................... 163,412       94,024
   Travelsky Technology, Ltd................................. 183,000      186,299
  *Truly International Holdings, Ltd......................... 247,140       48,842
  #*Uni-President China Holdings, Ltd........................ 292,639      168,243
  *United Energy Group, Ltd.................................. 540,000       82,112
  #Vinda International Holdings, Ltd......................... 186,000      197,418
  #VODone, Ltd............................................... 454,000      137,201
   Want Want China Holdings, Ltd............................. 449,000      403,597
  #*Wasion Group Holdings, Ltd............................... 114,000       59,791
  #Weichai Power Co., Ltd....................................  80,400      551,447
   Weiqiao Textile Co., Ltd.................................. 116,500      106,015
   Welling Holding, Ltd...................................... 764,000       37,955
  *Wumart Stores, Inc........................................  59,000      135,510
   Xiamen International Port Co., Ltd........................ 194,000       41,276
   Xingda International Holdings, Ltd........................ 223,000      256,458
   Xinhua Winshare Publishing & Media Co., Ltd............... 119,897       65,895
  #Xinjiang Xinxin Mining Industry Co., Ltd.................. 288,000      174,749
   Xiwang Sugar Holdings Co., Ltd............................ 114,296       33,795
  #XTEP International Holdings, Ltd..........................  99,000       68,408
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR...............  24,800      968,192
  *Yingde Gases Group Co., Ltd............................... 207,500      189,859
   Yip's Chemical Holdings, Ltd..............................  54,000       64,696
   Zhaojin Mining Industry Co., Ltd..........................  44,500      206,730
   Zhejiang Expressway Co., Ltd.............................. 236,000      195,429
  *Zhong An Real Estate, Ltd................................. 151,000       31,916
   Zhuzhou CSR Times Electric Co., Ltd.......................  52,750      209,216
   Zijin Mining Group Co., Ltd............................... 332,000      262,148
                                                                      ------------
TOTAL CHINA..................................................          104,353,696
                                                                      ------------

COLOMBIA -- (0.2%)...........................................
  #Bancolombia SA Sponsored ADR..............................  14,600      967,250
  #Ecopetrol SA Sponsored ADR................................  21,698      951,891
                                                                      ------------
TOTAL COLOMBIA...............................................            1,919,141
                                                                      ------------

CZECH REPUBLIC -- (0.4%).....................................
   CEZ A.S...................................................  20,822    1,194,459
   Komercni Banka A.S........................................   2,447      645,104
   New World Resources NV....................................  12,500      207,030
   Pegas Nonwovens SA........................................   1,000       27,626

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
                                                               Shares    Value++
                                                               ------    -----

CZECH REPUBLIC -- (Continued)................................
   Telefonica 02 Czech Republic A.S..........................  42,731 $1,096,889
  *Unipetrol A.S.............................................  27,775    330,298
                                                                      ----------
TOTAL CZECH REPUBLIC.........................................          3,501,406
                                                                      ----------

EGYPT -- (0.1%)..............................................
   Commercial International Bank Egypt S.A.E. Sponsored GDR..  31,353    150,977
  *Egyptian Financial Group-Hermes Holding GDR...............   1,029      6,106
   Orascom Construction Industries GDR.......................   6,683    274,157
  *Orascom Telecom Holding S.A.E. GDR........................  27,246     94,287
                                                                      ----------
TOTAL EGYPT..................................................            525,527
                                                                      ----------

HUNGARY -- (0.5%)............................................
  *Danubius Hotel & Spa NYRT.................................   1,913     41,638
   EMASZ NYRT................................................     322     37,552
  #*FHB Mortgage Bank NYRT...................................  17,816    103,455
   Magyar Telekom Telecommunications P.L.C................... 101,699    347,016
   Magyar Telekom Telecommunications P.L.C. Sponsored ADR....   1,100     18,513
  *MOL Hungarian Oil & Gas P.L.C.............................   5,507    769,664
  #*OTP Bank P.L.C...........................................  63,147  2,241,868
  *PannErgy P.L.C............................................  13,522     66,607
                                                                      ----------
TOTAL HUNGARY................................................          3,626,313
                                                                      ----------

INDIA -- (8.3%)..............................................
  *3M India, Ltd.............................................     150     13,988
   Aban Offshore, Ltd........................................   1,530     21,950
   ACC, Ltd..................................................  15,190    381,117
   Adani Enterprises, Ltd....................................  22,557    319,962
  *Adani Power, Ltd..........................................  57,985    147,613
  *Adhunik Metaliks, Ltd.....................................  19,386     39,577
   Aditya Birla Nuvo, Ltd....................................  17,301    340,042
   AIA Engineering, Ltd......................................   8,680     71,713
   Ajmera Realty & Infra India, Ltd..........................   1,598      6,219
   Akzo Nobel India, Ltd.....................................   5,027     94,791
  *Allahabad Bank, Ltd.......................................  41,954    194,743
   Alok Industries, Ltd...................................... 110,269     66,554
   Ambuja Cements, Ltd....................................... 222,300    782,471
   Amtek Auto, Ltd...........................................  34,597    125,823
   Anant Raj Industries, Ltd.................................  12,566     25,097
   Andhra Bank, Ltd..........................................  46,000    144,784
   Ansal Properties & Infrastructure, Ltd....................  25,546     25,971
   Apollo Tyres, Ltd.........................................  83,203    130,762
  *Arvind Mills, Ltd.........................................  97,633    162,679
   Asea Brown Boveri India, Ltd..............................   4,883     94,652
   Ashok Leyland, Ltd........................................ 101,079    121,540
   Asian Hotels East, Ltd....................................   2,150     14,818
   Asian Hotels West, Ltd....................................   2,150      9,516
   Asian Hotels, Ltd.........................................     335      1,697
   Asian Paints, Ltd.........................................   4,158    261,147
   Axis Bank, Ltd............................................  41,490  1,207,739
   Bajaj Auto, Ltd...........................................  13,796    460,803
  *Bajaj Electricals, Ltd....................................  10,061     61,162
   Bajaj Finance, Ltd........................................   1,520     24,108
   Bajaj Finserv, Ltd........................................  13,445    160,855
   Bajaj Hindusthan, Ltd.....................................  38,400     65,288
   Bajaj Holdings & Investment, Ltd..........................  17,611    312,723
   Ballarpur Industries, Ltd................................. 101,088     78,897
  *Balrampur Chini Mills, Ltd................................  89,075    149,981
   Bank of Baroda............................................   7,107    146,895
  *Bank of India.............................................  15,206    157,463
   Bank of Maharashtra, Ltd..................................  77,935    106,390

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

    INDIA -- (Continued)................................
       Bannari Amman Sugars, Ltd........................   1,400 $   18,325
      *BASF India, Ltd..................................   5,291     74,280
       Bata India, Ltd..................................   7,493     72,587
       BEML, Ltd........................................   6,037     94,878
       Berger Paints India, Ltd.........................  49,000    103,520
       BGR Energy Systems, Ltd..........................   4,140     51,591
       Bharat Forge, Ltd................................  35,107    276,347
       Bharat Petroleum Corp., Ltd......................  11,877    168,634
       Bharti Airtel, Ltd............................... 166,771  1,430,208
      *Bhushan Steel, Ltd...............................  30,630    345,644
       Birla Corp., Ltd.................................   8,694     69,066
       Blue Star, Ltd...................................   4,358     36,279
       Bombay Dyeing & Manufacturing Co., Ltd...........   6,061     53,933
       Bombay Rayon Fashions, Ltd.......................  19,914    130,781
       Bosch, Ltd.......................................   2,481    372,817
       Brigade Enterprises, Ltd.........................     964      2,026
       Britannia Industries, Ltd........................  15,034    125,750
      *Cairn India, Ltd.................................  66,876    528,687
      *Canara Bank......................................  23,360    333,804
       Carborundum Universal, Ltd.......................  21,879    121,394
      *Central Bank of India............................  66,073    201,509
       Century Plyboards India, Ltd.....................   7,005     11,794
       Century Textiles & Industries, Ltd...............   6,103     49,739
       CESC, Ltd........................................  20,157    140,715
       Chambal Fertilizers & Chemicals, Ltd.............  56,893    110,127
      *Chettinad Cement Corp., Ltd......................     800      8,625
       Cholamandalam Investment & Finance Co., Ltd......   4,746     17,429
       City Union Bank, Ltd.............................  17,183     17,020
       Clariant Chemicals (India), Ltd..................   3,509     57,652
       CMC, Ltd.........................................   1,340     61,842
       Colgate-Palmolive (India), Ltd...................   8,968    182,788
       Container Corp. of India.........................   8,100    210,729
       Core Projects & Technologies, Ltd................   8,286     57,021
       Coromandel International, Ltd....................  31,943    238,579
      *Corp. Bank.......................................  10,377    137,294
       Crisil, Ltd......................................     636     94,476
       Crompton Greaves, Ltd............................  35,468    202,680
       Cummins India, Ltd...............................  10,920    174,067
       Dabur India, Ltd.................................  85,202    195,281
      *Dalmia Bharat Enterprises, Ltd...................  25,540    102,241
       Dalmia Cement (Bharat), Ltd......................  25,540     14,717
       DCM Shriram Consolidated, Ltd....................  39,728     39,815
      *Deccan Chronicle Holdings, Ltd...................  14,118     25,598
       Deepak Fertilizers & Petrochemicals Corp., Ltd...   1,746      6,716
      *Development Credit Bank, Ltd.....................  35,249     47,338
       Dewan Housing Finance Corp., Ltd.................   9,998     56,257
      *Dish TV (India), Ltd.............................  66,606    102,746
       DLF, Ltd.........................................  83,775    422,830
       Dredging Corp. of India, Ltd.....................   2,580     20,820
       E.I.D. - Parry (India), Ltd......................  37,130    197,743
       eClerx Services, Ltd.............................   3,556     56,178
       Edelweiss Capital, Ltd...........................  62,230     52,115
       Eicher Motors, Ltd...............................   4,857    136,752
       EIH, Ltd.........................................  55,589    108,137
       Electrosteel Casings, Ltd........................  27,500     19,644
      *Emami, Ltd.......................................     578      5,421
      *Era Infra Engineering, Ltd.......................  11,342     48,409
       Escorts, Ltd.....................................  12,351     38,345
      *Essar Oil, Ltd...................................  89,148    267,096
      *Essar Shipping Ports & Logistics, Ltd............  30,102     67,533
       Everest Kanto Cylinder, Ltd......................  10,003     19,014

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

      INDIA -- (Continued).............................
         Exide Industries, Ltd.........................  47,025 $  162,441
         FAG Bearings (India), Ltd.....................   5,070    131,898
         Federal Bank, Ltd.............................  53,973    514,744
         Financial Technologies (India), Ltd...........   9,938    194,193
         Finolex Cables, Ltd...........................  50,719     60,502
         Finolex Industries, Ltd.......................  10,022     23,360
         GAIL India, Ltd...............................  69,352    746,866
         Gammon India, Ltd.............................  37,375     97,174
        *Gammon Infrastructure Projects, Ltd...........  67,324     28,634
         Gateway Distriparks, Ltd......................   2,423      6,684
         Geodesic, Ltd.................................  29,058     54,376
         Gillette India, Ltd...........................   1,800     74,760
         Gitanjali Gems, Ltd...........................  19,770    119,402
         GlaxoSmithKline Consumer Healthcare, Ltd......   4,319    237,469
        *GMR Infrastructure, Ltd....................... 141,302    120,939
         Godrej Consumer Products, Ltd.................  21,028    179,375
         Godrej Industries, Ltd........................  33,592    144,143
        *Gokul Refoils & Solvent, Ltd..................  30,609     66,216
         Grasim Industries, Ltd........................   7,413    411,126
         Great Eastern Shipping Co., Ltd...............  25,938    167,247
         Great Offshore, Ltd...........................  14,838     92,445
         Greaves Cotton, Ltd...........................  31,220     66,403
         Gruh Finance, Ltd.............................     698      6,634
         GTL, Ltd......................................  14,958    141,110
         Gujarat Alkalies & Chemicals, Ltd.............  17,941     56,414
         Gujarat Ambuja Exports, Ltd...................  37,000     28,440
         Gujarat Fluorochemicals, Ltd..................  16,937    141,829
         Gujarat Gas Co., Ltd..........................  17,160    141,846
         Gujarat Narmada Valley Fertilizers Co., Ltd...  33,112     80,877
         Gujarat State Fertilizers & Chemicals, Ltd....   7,210     60,696
         Gujarat State Petronet, Ltd...................  35,884     79,934
        *GVK Power & Infrastructure, Ltd............... 232,214    127,089
         H.E.G., Ltd...................................   4,414     22,313
         HCL Infosystems, Ltd..........................  19,952     49,999
         HCL Technologies, Ltd.........................  40,102    472,757
         HDFC Bank, Ltd................................  38,156  1,978,442
        *HeidelbergCement India, Ltd...................  46,000     52,171
         Hero Honda Motors, Ltd. Series B..............  11,637    450,137
         Hexaware Technologies, Ltd.................... 103,216    161,498
         Hikal, Ltd....................................   3,700     25,958
        *Himachal Futuristic Communications, Ltd....... 164,489     73,112
         Himadri Chemicals & Industries, Ltd...........  22,360     19,849
        *Hindalco Industries, Ltd...................... 273,739  1,336,935
         Hindustan Construction Co., Ltd...............  73,046     58,489
         Hindustan Oil Exploration Co., Ltd............   9,632     45,892
         Hindustan Petroleum Corp., Ltd................  17,704    149,347
         Hindustan Unilever, Ltd.......................  86,635    559,153
         Honeywell Automation India, Ltd...............     950     53,507
         Hotel Leelaventure, Ltd.......................  76,029     71,441
        *Housing Development & Infrastructure, Ltd.....  40,773    148,843
         HT Media, Ltd.................................  23,221     77,107
        *IBN18 Broadcast , Ltd.........................   4,151      8,866
         ICICI Bank, Ltd. Sponsored ADR................  87,637  4,416,905
         ICSA (India), Ltd.............................  15,413     40,419
         IDBI Bank, Ltd................................  79,758    259,277
        *Idea Cellular, Ltd............................ 261,111    405,985
         IFCI, Ltd.....................................  18,889     22,225
         India Cements, Ltd............................  58,880    132,478
         India Infoline, Ltd...........................  25,448     41,610
         Indiabulls Financial Services, Ltd............  58,328    234,877
        *Indiabulls Real Estate, Ltd................... 108,781    307,889

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

      INDIA -- (Continued).............................
         Indiabulls Securities, Ltd....................  19,709 $    7,268
        *Indiabulls Wholesale Services, Ltd............  13,598      3,198
        *Indian Bank...................................  29,130    159,102
         Indian Hotels Co., Ltd........................ 131,997    246,949
        *Indian Overseas Bank..........................  29,485    101,848
        *IndusInd Bank, Ltd............................  75,477    444,694
         Info Edge (India), Ltd........................   3,182     50,928
         Infosys Technologies, Ltd.....................  50,322  3,307,900
         Infotech Enterprises, Ltd.....................  29,394    107,275
         Infrastructure Development Finance Co., Ltd... 231,902    763,574
         ING Vysya Bank, Ltd...........................  18,801    147,274
         IRB Infrastructure Developers, Ltd............  34,099    135,869
        *Ispat Industries, Ltd......................... 112,747     57,805
        *IVRCL Assets & Holdings, Ltd..................   7,314     10,310
         IVRCL Infrastructures & Projects, Ltd......... 106,726    191,550
         Jagran Prakashan, Ltd.........................  18,216     51,482
        *Jai Balaji Industries, Ltd....................  10,745     47,728
         Jain Irrigation Systems, Ltd..................  59,570    246,692
         Jaiprakash Associates, Ltd.................... 227,815    478,815
        *Jaiprakash Power Ventures, Ltd................  36,177     39,407
         Jammu & Kashmir Bank, Ltd.....................  11,393    208,636
         JBF Industries, Ltd...........................  18,484     75,431
        *Jet Airways (India), Ltd......................   5,856     63,427
        *Jindal Drilling & Industries, Ltd.............   4,896     52,233
         Jindal Saw, Ltd...............................  34,335    155,852
        *Jindal South West Holdings, Ltd...............   1,225     31,594
         Jindal Steel & Power, Ltd.....................  43,230    639,904
         JM Financial, Ltd.............................  18,060     11,701
        *JSL Stainless, Ltd............................  31,594     64,364
         JSW Steel, Ltd................................  28,598    614,403
        *Jyothy Laboratories, Ltd......................   5,217     24,488
        *Jyoti Structures, Ltd.........................  19,766     38,223
         Kalpataru Power Transmission, Ltd.............  15,370     44,495
         Karnataka Bank, Ltd...........................  36,239     92,990
         Karur Vysya Bank, Ltd.........................  19,107    176,718
        *KEC International, Ltd........................  21,580     41,758
         Kesoram Industries, Ltd.......................   9,270     41,043
        *Kirloskar Industries, Ltd.....................   1,617     12,434
        *Kirloskar Oil Engines, Ltd....................  46,392    156,861
        *Kotak Mahindra Bank, Ltd......................  58,048    565,391
         KS Oils, Ltd..................................  60,437     45,442
         Lakshmi Machine Works, Ltd....................   1,872    103,580
        *Lanco Infratech, Ltd.......................... 164,830    149,152
        *LIC Housing Finance, Ltd...................... 104,950    521,463
         Madhucon Projects, Ltd........................  14,777     36,099
         Madras Cements, Ltd...........................  31,000     69,731
        *Mahanagar Telephone Nigam, Ltd................  59,242     64,620
         Maharashtra Seamless, Ltd.....................  10,924     88,093
         Mahindra & Mahindra Financial Services, Ltd...   8,015    132,177
         Mahindra Lifespace Developers, Ltd............   8,446     72,238
         Mastek, Ltd...................................   3,774     10,013
         McLeod Russel India, Ltd......................  18,678    111,573
         Mercator Lines, Ltd...........................  44,975     41,678
         Monnet Ispat, Ltd.............................   9,869    116,919
         Monsanto India, Ltd...........................     700     28,353
         Moser Baer (India), Ltd.......................  39,842     39,983
         Motherson Sumi Systems, Ltd...................  46,766    243,272
        *Mphasis, Ltd..................................  20,534    218,379
         MRF, Ltd......................................     508     81,809
         Mundra Port & Special Economic Zone, Ltd......  63,910    208,912
         Nagarjuna Construction Co., Ltd...............  67,987    157,833

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

     INDIA -- (Continued)...............................
        Nagarjuna Fertilizers & Chemicals, Ltd..........  88,475 $   63,602
        National Aluminium Co., Ltd.....................  84,108    176,620
        Navneet Publications India, Ltd.................  11,667     16,277
       *NHPC, Ltd....................................... 422,009    247,043
        NIIT, Ltd.......................................  53,023     67,403
        NTPC, Ltd.......................................  90,090    370,897
       *OMAXE, Ltd......................................  23,135     68,672
       *OnMobile Global, Ltd............................   5,727     36,150
        Opto Circuits India, Ltd........................  21,115    143,407
       *Oracle Financial Services Software, Ltd.........   5,591    255,766
       *Orbit Corp., Ltd................................  14,578     15,874
        Orient Paper & Industries, Ltd..................  45,993     61,383
       *Oriental Bank of Commerce.......................  18,908    148,088
       *Parsvnath Developers, Ltd.......................  36,062     35,608
       *Patel Engineering, Ltd..........................   5,663     20,729
        Patni Computer Systems, Ltd.....................  37,726    366,184
        Peninsula Land, Ltd.............................  20,538     26,821
        Petronet LNG, Ltd............................... 159,932    478,185
        Pidilite Industries, Ltd........................  48,162    171,243
        Power Finance Corp., Ltd........................  47,919    250,554
        Power Grid Corp. of India, Ltd.................. 124,470    293,819
       *Praj Industries, Ltd............................  16,862     30,800
        Prism Cement, Ltd...............................     712        904
        Proctor & Gamble Hygiene & Health Care, Ltd.....     199      8,959
        PTC India, Ltd..................................  62,542    126,392
        Punj Lloyd, Ltd.................................  38,708     58,480
        Punjab National Bank............................   2,000     53,716
        Rajesh Exports, Ltd.............................  18,046     35,118
        Rallis India, Ltd...............................   1,779     59,768
       *Raymond, Ltd....................................  12,354     98,576
        Redington India, Ltd............................  54,905    109,087
        REI Agro, Ltd................................... 206,220    123,632
       *Reliance Broadcast Network, Ltd.................   4,064      7,229
        Reliance Capital, Ltd...........................  32,352    412,686
        Reliance Energy, Ltd............................  23,001    342,373
        Reliance Industries, Ltd........................ 102,866  2,283,296
       *Reliance Industries, Ltd. Sponsored GDR.........  43,635  1,919,504
       *Reliance MediaWorks, Ltd........................   4,064     14,413
       *Reliance Power, Ltd............................. 209,614    617,822
        Rolta India, Ltd................................  38,036    119,337
        Ruchi Soya Industries, Ltd......................  55,585    129,656
       *Rural Electrification Corp., Ltd................  56,367    304,771
       *S.Kumars Nationwide, Ltd........................  58,494     90,124
       *Satyam Computer Services, Ltd...................  59,722    101,585
        Sesa Goa, Ltd...................................  59,959    426,298
        Shipping Corp. of India, Ltd....................  10,051     25,226
        Shiv-Vani Oil & Gas Exploration Services, Ltd...   5,277     35,877
        Shopper's Stop, Ltd.............................   7,526     59,892
        Shree Cement, Ltd...............................   3,483    157,737
       *Shree Renuka Sugars, Ltd........................  85,118    135,624
        Shriram Transport Finance Co., Ltd..............  22,434    393,500
        SKF India, Ltd..................................   4,768     68,702
        Sobha Developers, Ltd...........................   7,686     49,814
        South Indian Bank, Ltd.......................... 301,420    155,101
        SREI Infrastructure Finance, Ltd................  38,206     44,572
        SRF, Ltd........................................  13,802    104,635
       *State Bank of India.............................  11,706    744,142
        Steel Authority of India, Ltd...................  73,348    266,097
        Sterling Biotech, Ltd...........................  30,729     64,266
       #Sterlite Industries (India), Ltd. ADR...........  58,141    950,605
        Sterlite Industries (India), Ltd. Series A......  99,892    410,168

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CONTINUED


                                                       Shares     Value++
                                                       ------     -----

       INDIA -- (Continued).......................
          Sterlite Technologies, Ltd..............     57,740 $    80,288
          Sun TV Network, Ltd.....................      8,379      80,537
          Sundaram Finance, Ltd...................        192       2,282
          Supreme Industries, Ltd.................     31,261     110,067
         *Suzlon Energy, Ltd......................    141,693     170,398
          Syndicate Bank..........................     74,170     196,302
          Tanla Solutions, Ltd....................     28,638      10,769
          Tata Chemicals, Ltd.....................     27,796     236,565
         #*Tata Communications, Ltd. ADR..........     10,600     115,010
          Tata Consultancy Services, Ltd..........     49,576   1,305,047
          Tata Elxsi, Ltd.........................      8,349      49,178
          Tata Investment Corp., Ltd..............      8,434     101,076
          Tata Motors, Ltd........................     38,661   1,075,646
          Tata Power Co., Ltd.....................     12,333     363,195
          Tata Steel, Ltd.........................     75,675   1,054,504
          Tata Tea, Ltd...........................    161,950     369,619
         *Tata Teleservices Maharashtra, Ltd......    127,583      53,364
          Tech Mahindra, Ltd......................     14,152     219,765
         *Teledata Marine Solutions, Ltd..........     27,764      21,507
         *Texmaco Rail & Engineering, Ltd.........      8,000      13,471
          Texmaco, Ltd............................      8,000       5,945
          Thermax India, Ltd......................      6,251      91,713
          Thomas Cook India, Ltd..................     30,553      37,877
          Titan Industries, Ltd...................      3,323     303,422
         *Torrent Power, Ltd......................     33,009     184,542
          Trent, Ltd..............................      2,640      59,684
         *Trent, Ltd. Series A....................        586      12,326
         *Trent, Ltd. Series B....................        586      11,677
          Triveni Engineering & Industries, Ltd...     33,780      79,658
          Tube Investments of India...............     25,855      82,619
         *Tulip IT Services, Ltd..................     28,255      99,852
          TVS Motor Co., Ltd......................     40,140      51,250
          UCO Bank................................     83,979     198,659
         *Ultratech Cement, Ltd...................      4,249     104,569
          Union Bank of India.....................     31,491     228,138
          Unitech, Ltd............................    162,375     136,152
          United Phosphorus, Ltd..................     80,226     275,865
          Usha Martin, Ltd........................     58,390      86,052
         *UTV Software Communications, Ltd........      2,601      38,112
          Varun Shipping Co., Ltd.................     22,468      14,848
         *Videocon Industries, Ltd................     21,683      97,024
          Vijaya Bank.............................     73,417     138,181
          Voltas, Ltd.............................     38,760     144,815
          WABCO-TVS (India), Ltd..................      2,662      61,384
          Welspun Corp., Ltd......................     26,959     117,201
          Wipro, Ltd..............................     55,651     566,234
         *Wire & Wireless India, Ltd..............     72,667      15,341
         *Yes Bank, Ltd...........................     31,567     218,485
          Zee Entertainment Enterprises, Ltd......    147,670     449,380
         *Zee Learn, Ltd..........................     18,459       9,498
          Zuari Industries, Ltd...................      3,250      50,527
                                                              -----------
       TOTAL INDIA................................             67,517,022
                                                              -----------

       INDONESIA -- (3.0%)........................
          PT Adaro Energy Tbk.....................  2,581,000     666,191
          PT AKR Corporindo Tbk...................    458,500      91,659
          PT Aneka Tambang Tbk....................  1,152,500     307,340
          PT Astra Agro Lestari Tbk...............    102,000     276,659
          PT Astra International Tbk..............    302,000   1,984,849
         *PT Bakrie & Brothers Tbk................ 13,985,000     109,697
          PT Bakrie Sumatera Plantations Tbk......  3,390,500     155,139

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CONTINUED


                                                              Shares    Value++
                                                              ------    -----

INDONESIA -- (Continued)..................................
  *PT Bakrie Telecom Tbk.................................. 4,815,500 $  216,961
   PT Bakrieland Development Tbk.......................... 7,905,250    133,377
   PT Bank Bukopin Tbk....................................   600,000     50,466
   PT Bank Central Asia Tbk............................... 1,377,000  1,192,627
   PT Bank Danamon Indonesia Tbk.......................... 1,108,441    804,716
   PT Bank Mandiri Tbk.................................... 1,540,972  1,288,830
  *PT Bank Negara Indonesia Persero Tbk...................   874,500    414,293
  *PT Bank Pan Indonesia Tbk.............................. 4,496,000    599,622
   PT Bank Rakyat Indonesia Persero Tbk................... 1,773,500  1,339,038
  *PT Bank Tabungan Pensiunan Nasional Tbk................   477,000    166,204
  *PT Barito Pacific Tbk.................................. 1,058,500    131,187
  *PT Bayan Resources Tbk.................................    46,500     91,782
  *PT Berlian Laju Tanker Tbk............................. 3,940,666    179,806
  *PT Bhakti Investama Tbk................................ 3,745,200     73,612
  *PT Bisi International Tbk..............................   521,500    101,940
   PT Bumi Resources Tbk.................................. 4,922,500  1,977,999
   PT Bumi Serpong Damai Tbk.............................. 1,147,500    123,613
  *PT Central Proteinaprima Tbk........................... 5,740,500     35,526
   PT Charoen Pokphand Indonesia Tbk...................... 1,841,015    415,525
  *PT Ciputra Development Tbk............................. 1,300,000     59,378
  *PT Ciputra Surya Tbk...................................   204,000     14,592
   PT Citra Marga Nusaphala Persada Tbk...................   535,000     70,691
  *PT Darma Henwa Tbk..................................... 3,026,500     30,550
  *PT Delta Dunia Makmur Tbk..............................   740,000    112,740
  *PT Energi Mega Persada Tbk............................. 5,962,500    109,779
   PT Gajah Tunggal Tbk...................................   359,000     97,855
   PT Global Mediacom Tbk................................. 1,968,000    172,723
   PT Gozco Plantations Tbk............................... 1,330,500     62,278
   PT Hexindo Adiperkasa Tbk..............................   113,000     74,591
  *PT Holcim Indonesia Tbk................................   662,000    174,382
  *PT Indah Kiat Pulp & Paper Corp. Tbk................... 1,009,500    190,139
   PT Indo Tambangraya Megah Tbk..........................    58,000    317,783
   PT Indocement Tunggal Prakarsa Tbk.....................   208,000    413,707
   PT Indofood Sukses Makmur Tbk.......................... 1,857,500  1,205,537
  #PT Indosat Tbk ADR.....................................     5,346    165,566
  *PT Inovisi Infracom Tbk................................     2,000      1,718
   PT International Nickel Indonesia Tbk..................   775,500    452,323
  *PT Intiland Development Tbk............................   970,000     41,374
   PT Japfa Comfeed Indonesia Tbk.........................   145,500     62,146
   PT Jasa Marga Tbk......................................   548,000    211,634
  *PT Kawasan Industri Jababeka Tbk....................... 4,167,000     63,410
   PT Lippo Karawaci Tbk.................................. 6,810,937    620,662
   PT Matahari Putra Prima Tbk............................ 1,400,000    227,311
   PT Mayorah Indah Tbk...................................   128,000    164,708
   PT Medco Energi Internasional Tbk......................   834,500    268,939
   PT Media Nusantara Citra Tbk...........................   170,500     17,579
  *PT Mitra Adiperkasa Tbk................................   519,000    198,815
  *PT Mitra International Resources Tbk................... 1,680,500     36,388
  *PT Pakuwon Jati Tbk....................................   825,000     84,020
  *PT Panin Financial Tbk................................. 4,390,000     99,149
  *PT Panin Insurance Tbk................................. 1,516,000     99,327
   PT Perusahaan Gas Negara Tbk........................... 1,403,500    657,298
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.. 1,342,500    385,078
  *PT Polychem Indonesia Tbk..............................   720,000     17,268
   PT Ramayana Lestari Sentosa Tbk........................ 1,706,000    145,786
   PT Sampoerna Agro Tbk..................................   169,000     66,765
   PT Semen Gresik Persero Tbk............................   530,000    588,861
  *PT Sentul City Tbk..................................... 3,639,500     45,129
   PT Sinar Mas Agro Resources & Technology Tbk...........    36,000     22,753
   PT Summarecon Agung Tbk................................ 2,179,332    321,193
  *PT Suryainti Permata Tbk............................... 1,280,000     13,302

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                          ------     -----

    INDONESIA -- (Continued)..........................
       PT Tambang Batubara Bukit Asam Tbk.............   118,121 $   308,256
       PT Telekomunikasi Indonesia Tbk Sponsored ADR..    37,266   1,346,793
       PT Timah Tbk...................................   820,000     276,709
       PT Trada Maritime Tbk..........................   614,500      43,095
      *PT Truba Alam Manunggal Engineering Tbk........ 3,328,000      24,202
       PT Tunas Ridean Tbk............................ 1,080,000      71,948
       PT Unilever Indonesia Tbk......................   170,500     305,127
       PT United Tractors Tbk.........................   177,750     483,489
       PT Wijaya Karya Tbk............................ 1,163,500      91,313
                                                                 -----------
    TOTAL INDONESIA...................................            24,064,817
                                                                 -----------

    ISRAEL -- (0.0%)..................................
       Delta-Galil Industries, Ltd....................         1           5
      *Electra Real Estate, Ltd.......................         1           7
      *Formula Systems, Ltd...........................         1          18
      *Formula Vision Technologies, Ltd...............         1          --
      *Makhteshim-Agan Industries, Ltd................        --           2
       Mivtach Shamir Holdings, Ltd...................     1,647      55,010
      *Naphtha Israel Petroleum Corp., Ltd............         1           3
       Osem Investments, Ltd..........................         1          16
       Super-Sol, Ltd. Series B.......................        --           2
                                                                 -----------
    TOTAL ISRAEL......................................                55,063
                                                                 -----------

    MALAYSIA -- (2.9%)................................
      *Aeon Co. Berhad................................    44,600      89,560
       Affin Holdings Berhad..........................   198,500     234,779
      *Airasia Berhad.................................   387,300     376,089
       Alliance Financial Group Berhad................   391,600     411,483
       AMMB Holdings Berhad...........................   303,175     653,784
       Amway (Malaysia) Holdings Berhad...............    24,800      77,097
       Ann Joo Resources Berhad.......................    63,000      61,703
       APM Automotive Holdings Berhad.................     2,000       3,336
      *Asia Pacific Land Berhad.......................   220,000      30,487
      *Axiata Group Berhad............................   406,550     673,424
       Bandar Raya Developments Berhad................   100,000      72,647
       Batu Kawan Berhad..............................    68,100     352,273
       Berjaya Corp. Berhad...........................   634,900     244,818
      *Berjaya Retail Berhad..........................    63,490      13,825
       Bimb Holdings Berhad...........................   141,200      75,499
       Bolton Berhad..................................   105,000      40,061
       Boustead Holdings Berhad.......................   175,140     342,478
      *Bursa Malaysia Berhad..........................    46,800     126,926
       CB Industrial Product Holding Berhad...........     7,770      11,419
       Chemical Co. of Malaysia Berhad................    55,900      33,195
       CIMB Group Holdings Berhad.....................   423,000   1,171,038
      *Coastal Contracts Berhad.......................    21,842      26,344
      *Dayang Enterprise Holdings Berhad..............    19,600      13,576
       Dialog Group Berhad............................   161,125     135,591
       DiGi.Com Berhad................................    35,600     350,032
       DRB-Hicom Berhad...............................   338,900     253,188
       Eastern & Oriental Berhad......................   102,600      49,310
       ECM Libra Avenue Berhad........................   284,773      87,653
      *EON Capital Berhad.............................   141,200     344,658
       Esso Malaysia Berhad...........................    57,700      82,290
      *Faber Group Berhad.............................    67,100      50,326
       Far East Holdings Berhad.......................    14,000      34,819
       Fraser & Neave Holdings Berhad.................    31,000     185,240
       Gamuda Berhad..................................   401,600     507,383
       Genting Plantations Berhad.....................    65,600     177,300
       Globetronics Technology Berhad.................   103,700      38,862
       Glomac Berhad..................................    19,900      12,509

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      Shares    Value++
                                                      ------    -----

        MALAYSIA -- (Continued).....................
          *Green Packet Berhad...................... 190,900 $   40,962
           GuocoLand (Malaysia) Berhad..............  50,000     20,442
           Hai-O Enterprise Berhad..................  39,400     30,070
           Hap Seng Consolidated Berhad.............  70,700    138,469
           Hap Seng Plantations Holdings Berhad.....  39,800     38,299
           Hock Seng Lee Berhad.....................  86,700     50,680
           Hong Leong Bank Berhad...................  84,700    297,394
           Hong Leong Financial Group Berhad........  65,900    228,485
           Hong Leong Industries Berhad.............  81,450    104,992
           Hunza Properties Berhad..................  55,900     30,021
           Hwang-DBS (Malaysia) Berhad..............  30,600     25,399
           IGB Corp. Berhad......................... 514,090    369,959
           IJM Corp. Berhad......................... 427,610    895,532
           IJM Land Berhad.......................... 173,900    165,367
          *IJM Plantations Berhad...................  65,600     65,843
          *Insas Berhad.............................  72,072     13,029
           IOI Corp. Berhad......................... 336,505    601,608
          *Jaks Resources Berhad.................... 211,500     47,279
           K & N Kenanga Holdings Berhad............  81,000     22,155
          *Karambunai Corp. Berhad.................. 252,900     19,172
           Keck Seng (Malaysia) Berhad..............  84,300    118,447
           KFC Holdings (Malaysia) Berhad........... 103,200    129,326
           Kian Joo Can Factory Berhad.............. 146,500    115,188
           Kim Loong Resources Berhad...............  60,020     44,845
           Kinsteel Berhad.......................... 220,500     64,073
           KLCC Property Holdings Berhad............  49,300     54,783
           KNM Group Berhad......................... 381,487    339,153
           Kuala Lumpur Kepong Berhad...............  47,950    342,257
           Kulim Malaysia Berhad.................... 217,600    235,227
          *Kumpulan Europlus Berhad.................  36,100     15,505
          *Kurnia Asia Berhad....................... 314,800     42,532
           Lafarge Malayan Cement Berhad............ 105,360    257,831
           Landmarks Berhad.........................  45,200     23,390
           Lingkaran Trans Kota Holdings Berhad..... 106,800    139,715
           Lion Industries Corp. Berhad............. 141,000     80,603
          *Mah Sing Group Berhad....................  51,000     44,602
           Malayan Banking Berhad................... 500,869  1,481,091
          *Malaysia Airports Holdings Berhad........  61,800    128,890
           Malaysia Building Society Berhad......... 139,100    119,921
          *Malaysian Airlines System Berhad......... 201,434    124,019
           Malaysian Bulk Carriers Berhad...........  89,125     78,320
           Malaysian Resources Corp. Berhad......... 486,000    350,258
           MBM Resources Berhad.....................   6,900      6,902
           Media Prima Berhad....................... 153,000    135,800
           Mega First Corp. Berhad..................  46,000     26,594
           MISC Berhad..............................  11,900     31,373
          *MK Land Holdings Berhad..................  31,600      4,167
           MMC Corp. Berhad......................... 276,100    250,332
          *MNRB Holdings Berhad.....................  66,900     59,877
           Mudajaya Group Berhad....................  33,200     51,901
           Muhibbah Engineering Berhad.............. 103,500     56,087
          *Mulpha International Berhad.............. 888,400    159,184
           Naim Holdings Berhad.....................  75,900     71,821
           NCB Holdings Berhad......................   5,000      6,313
           Nestle (Malaysia) Berhad.................  17,000    275,197
           NTPM Holdings Berhad.....................  75,000     13,817
           Oriental Holdings Berhad.................  52,800     92,161
           OSK Holdings Berhad...................... 190,875    112,204
           Panasonic Manufacturing Malaysia Berhad..  19,300    148,052
           Parkson Holdings Berhad..................  82,730    160,114
           Pelikan International Corp. Berhad.......  28,500     10,891

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares     Value++
                                                            ------     -----

 MALAYSIA -- (Continued)................................
   *Perisai Petroleum Teknologi Berhad..................    67,600 $    18,520
    PJ Development Holdings Berhad......................   204,900      53,636
    Plus Expressways Berhad.............................   149,600     227,146
    POS Malaysia Berhad.................................    90,400      98,678
    PPB Group Berhad....................................    93,100     534,086
    Proton Holdings Berhad..............................   133,900     156,146
    Puncak Niaga Holding Berhad.........................    71,400      50,375
    QL Resources Berhad (B00G234).......................   100,600     109,776
   *QL Resources Berhad (B3XMVV1).......................     5,030       1,613
    QSR Brands Berhad...................................    28,000      52,847
   *Ramunia Holdings Berhad.............................   156,777      34,711
    RHB Capital Berhad..................................    95,800     286,944
    Salcon Berhad.......................................   180,500      36,582
    Sarawak Oil Palms Berhad............................    75,400      88,767
    Selangor Dredging Berhad............................   190,000      50,629
    Shangri-La Hotels (Malaysia) Berhad.................   104,400      94,538
    Shell Refining Co. Federation of Malaysia Berhad....    68,200     251,103
    SHL Consolidated Berhad.............................    98,500      46,673
    SP Setia Berhad.....................................   214,575     302,684
    Star Publications (Malaysia) Berhad.................   142,500     164,675
    Subur Tiasa Holdings Berhad.........................    73,815      74,998
    Supermax Corp. Berhad...............................    50,875      71,074
    Ta Ann Holdings Berhad..............................    54,576     119,806
    TA Enterprise Berhad................................   440,300     112,383
    TA Global Berhad (B3Z17H6)..........................   264,180      34,802
   *TA Global Berhad (B4LM6X7)..........................   264,180      29,918
    Tan Chong Motor Holdings Berhad.....................   119,300     188,735
    TDM Berhad..........................................    20,100      20,318
   *Tebrau Teguh Berhad.................................   244,800      64,171
    Telekom Malaysia Berhad.............................   157,900     212,867
    Tenaga Nasional Berhad..............................   309,200     627,953
   *TH Plantations Berhad...............................    33,500      23,525
   *Time Dotcom Berhad..................................   458,200     140,397
    Top Glove Corp. Berhad..............................    74,800     131,150
   *TSH Resources Berhad................................       200         184
    Uchi Technologies Berhad............................    54,000      25,559
   *UEM Land Holdings Berhad............................   107,264      97,572
    UMW Holdings Berhad.................................   143,500     340,477
    Unico-Desa Plantations Berhad.......................   285,440      99,320
    Unisem (Malaysia) Berhad............................   154,830      97,430
    United Malacca Rubber Estates Berhad................    37,800      89,612
    United Plantations Berhad...........................    37,900     230,286
    VS Industry Berhad..................................    60,945      39,134
    Wah Seong Corp. Berhad..............................   163,602     123,313
    WCT Berhad..........................................   148,700     152,864
    WTK Holdings Berhad.................................   155,500     103,194
    YTL Corp. Berhad.................................... 1,282,190     719,333
    YTL e-Solutions Berhad..............................    60,500      21,864
   *YTL Land & Development Berhad.......................    61,900      38,712
    YTL Power International Berhad......................   305,973     233,494
    Yu Neh Huat Berhad..................................   120,299      81,284
   *Zelan Berhad........................................   190,800      32,270
                                                                   -----------
 TOTAL MALAYSIA.........................................            23,691,050
                                                                   -----------

 MEXICO -- (4.6%).......................................
   #*Alfa S.A.B. de C.V. Series A.......................   133,800   1,988,688
    Alsea de Mexico S.A.B. de C.V.......................   148,200     168,519
    America Movil S.A.B. de C.V. Series L ADR...........   102,019   5,835,487
   *Axtel S.A.B. de C.V.................................   151,560      88,737
   #Bolsa Mexicana de Valores S.A. de C.V...............    82,694     177,288
   *Carso Infraestructura y Construccion S.A.B. de C.V..   231,490     155,443

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            Shares     Value++
                                                                            ------     -----

MEXICO -- (Continued).....................................................
  *Cemex S.A.B. de C.V. Sponsored ADR..................................... 219,970 $ 1,909,340
  #*Cia Minera Autlan S.A.B. de C.V.......................................  21,700      60,547
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...........................   6,300     502,551
  #*Compartamos S.A.B. de C.V............................................. 244,400     455,396
   Consorcio ARA S.A.B. de C.V............................................ 329,200     194,746
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B................  14,200      24,732
  *Corporacion GEO S.A.B. de C.V. Series B................................ 216,100     637,692
   Corporacion Moctezuma S.A.B. de C.V.................................... 129,800     324,170
  *Desarrolladora Homex S.A.B. de C.V..................................... 107,500     505,110
   El Puerto de Liverpool S.A.B. de C.V...................................   2,635      19,914
  #Embotelladora Arca S.A.B. de C.V....................................... 209,206   1,270,316
  *Empresas ICA S.A.B. de C.V. Sponsored ADR..............................  60,900     601,083
   Financiera Independencia S.A.B de C.V..................................  31,047      31,258
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR................  34,583   2,175,271
  *Gruma S.A.B. de C.V. Series B..........................................  44,000      88,140
  #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V....................  49,000     102,370
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....................  22,800     950,988
   Grupo Aeroportuario del Sureste S.A.B. de C.V..........................  82,700     489,733
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....................   4,000     236,640
   Grupo Carso S.A.B. de C.V. Series A-1.................................. 125,400     487,147
   Grupo Continental S.A.B. de C.V........................................ 125,846     471,170
  #*Grupo Elektra S.A. de C.V.............................................   7,929     361,608
  *Grupo Famsa S.A.B. de C.V..............................................  62,121     125,249
   Grupo Financiero Banorte S.A.B. de C.V................................. 473,333   2,364,260
   Grupo Financiero Inbursa S.A.B. de C.V. Series O....................... 191,300   1,001,227
  *Grupo Herdez S.A.B. de C.V.............................................  50,819     110,540
  #Grupo Industrial Bimbo S.A.B. de C.V. Series A......................... 355,044     784,929
   Grupo Mexico S.A.B. de C.V. Series B................................... 594,999   2,060,222
  *Grupo Simec S.A. de C.V................................................  56,100     160,088
  *Grupo Televisa S.A. de C.V. Sponsored ADR..............................  86,000   2,039,920
  #*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.. 245,400     447,666
   Industrias Bachoco S.A.B. de C.V. Series B.............................   2,553       6,054
  *Industrias CH S.A.B. de C.V. Series B.................................. 102,800     407,389
   Industrias Penoles S.A.B. de C.V.......................................  14,960     582,197
  #*Inmuebles Carso S.A.B. de C.V......................................... 125,400     141,395
   Kimberly Clark de Mexico S.A.B. de C.V. Series A....................... 118,900     733,332
  *Megacable Holdings S.A.B. de C.V.......................................  14,300      33,242
   Mexichem S.A.B. de C.V................................................. 182,201     692,451
  *Minera Frisco S.A.B. de C.V............................................ 125,400     540,088
  #Organizacion Soriana S.A.B. de C.V. Series B........................... 286,369     982,864
  #*Promotora y Operadora de Infraestructura S.A. de C.V..................  86,500     375,705
  #Telefonos de Mexico S.A.B. de C.V. Sponsored ADR.......................  27,900     522,288
  #TV Azteca S.A.B. de C.V................................................ 422,969     296,145
  *Urbi Desarrollos Urbanos S.A.B. de C.V................................. 152,404     364,074
  #Wal-Mart de Mexico S.A.B. de C.V. Series V............................. 613,260   1,917,819
                                                                                   -----------
TOTAL MEXICO..............................................................          37,003,228
                                                                                   -----------

PERU -- (0.2%)............................................................
   Cia de Minas Buenaventura S.A. ADR.....................................  22,900     954,243
  *Credicorp, Ltd.........................................................   5,317     513,197
                                                                                   -----------
TOTAL PERU................................................................           1,467,440
                                                                                   -----------

PHILIPPINES -- (1.0%).....................................................
   Aboitiz Equity Ventures, Inc........................................... 568,400     526,926
   Aboitiz Power Corp..................................................... 359,600     265,684
  *Atlas Consolidated Mining & Development Corp........................... 144,200      53,957
   Ayala Corp. Series A...................................................  54,076     494,640
   Ayala Land, Inc........................................................ 745,960     286,911
   Banco de Oro Unibank, Inc.............................................. 220,880     280,558
   Bank of the Philippine Islands......................................... 236,442     325,215
  *Belle Corp............................................................. 747,000      96,121

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares    Value++
                                                              ------    -----

 PHILIPPINES -- (Continued)...............................
    China Banking Corp....................................    17,218 $  170,792
    DMCI Holdings, Inc....................................   350,000    361,321
    Energy Development Corp............................... 1,872,500    295,799
    Filinvest Land, Inc................................... 5,730,000    170,306
   *First Gen Corp........................................   209,100     71,441
    First Philippines Holdings Corp.......................   144,500    223,468
    Globe Telecom, Inc....................................     6,180    130,029
    International Container Terminal Services, Inc........   180,000    206,718
   *JG Summit Holdings, Inc...............................    90,100     53,309
    Jollibee Foods Corp...................................   111,400    246,191
   *Lopez Holdings Corp................................... 1,156,200    173,371
    Macroasia Corp........................................   379,000     27,012
    Manila Electric Co....................................    26,740    153,205
    Manila Water Co, Inc..................................   259,900    109,390
    Megaworld Corp........................................ 6,359,000    347,194
   *Metro Bank & Trust Co.................................   306,905    492,497
    Philippine Long Distance Telephone Co. Sponsored ADR..     5,300    307,347
   *Philippine National Bank..............................   136,100    204,023
    Philippine Stock Exchange, Inc........................     5,600     66,978
    Rizal Commercial Banking Corp.........................   205,000    134,258
    Robinson's Land Corp. Series B........................   744,000    231,804
    Security Bank Corp....................................    48,400    112,696
    Semirara Mining Corp..................................    42,050    214,522
    SM Development Corp...................................   944,640    200,218
   *SM Investments Corp...................................    25,860    349,988
   *Southeast Asia Cement Holdings, Inc...................   766,000     28,673
    Union Bank of Philippines.............................    56,000     79,856
    Universal Robina Corp.................................   354,100    308,903
    Vista Land & Lifescapes, Inc.......................... 1,700,000    125,728
                                                                     ----------
 TOTAL PHILIPPINES........................................            7,927,049
                                                                     ----------

 POLAND -- (1.8%).........................................
    Agora SA..............................................    24,788    238,307
   *Amica Wronki SA.......................................       956     16,790
   *AmRest Holdings SA....................................       968     29,677
    Apator SA.............................................     3,142     22,735
    Asseco Poland SA......................................    31,562    631,455
    Bank Handlowy w Warszawie SA..........................     4,464    168,119
   *Bank Millennium SA....................................   132,225    271,011
    Bank Pekao SA.........................................    13,728    899,800
   *Bank Przemyslowo Handlowy BPH SA......................     3,521    100,842
   *Barlinek SA...........................................    27,167     41,962
   *Boryszew SA...........................................   193,635     78,824
   *BRE Bank SA...........................................     1,927    251,064
    Budimex SA............................................     3,716    150,864
   *Cersanit-Krasnystaw SA................................    27,669    128,011
   *Ciech SA..............................................    14,079    140,137
    Cyfrowy Polsat SA.....................................     2,000     12,227
    Debica SA.............................................     3,243     75,050
    Dom Development SA....................................       500      8,636
   *Dom Maklerski IDM SA..................................    16,936     17,422
   *Echo Investment SA....................................   126,475    241,164
    Elektrobudowa SA......................................       467     28,060
    Emperia Holding SA....................................     2,471    105,177
   *Enea SA...............................................    26,159    192,198
   *Eurocash SA...........................................    17,031    208,527
    Fabryki Mebli Forte SA................................     3,346     13,866
   *Gant Development SA...................................     1,956     10,287
   *Getin Holding SA......................................    67,443    378,998
   *Getin Holding SA Allotment Certificates...............     1,699      9,542
    Grupa Kety SA.........................................     4,554    225,067

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                          ------     -----

    POLAND -- (Continued)...............................
      *Grupa Lotos SA...................................  25,338 $   453,266
      *Hydrobudowa Polska SA............................  24,000      20,624
      *ING Bank Slaski SA...............................     392     129,382
      *Inter Cars SA....................................   1,986      65,663
      *Kernel Holding SA................................   3,814     103,554
       KGHM Polska Miedz SA.............................  17,153   1,261,770
      *Kredyt Bank SA...................................  19,668     128,528
      *LC Corp. SA......................................  70,886      42,160
       LPP SA...........................................     181     146,567
      *MCI Management SA................................   5,500      17,746
      *MNI SA...........................................  38,209      47,222
      *Mondi Packaging Paper Swiecie SA.................   3,588     111,525
      *Mostostal Siedlce SA............................. 153,762     202,244
       Mostostal Warszawa SA............................     469       7,288
      *Mostostal Zabrze Holding SA......................  37,011      38,396
      *Multimedia Polska SA.............................  23,093      80,912
      *Netia Holdings SA................................  82,164     163,516
       NG2 SA...........................................   4,189      93,215
      *Noble Bank SA....................................  23,610      66,236
      *Optimus SA.......................................  11,528      39,494
      *Orbis SA.........................................  13,029     198,322
       PBG SA...........................................   1,937     119,737
      *Pekaes SA........................................   6,215      19,818
      *PGE SA...........................................  76,688     692,111
      *Polish Energy Partners SA........................   1,775      20,430
       Polnord SA.......................................   4,198      51,234
      *Polski Koncern Miesny Duda SA....................  25,000      14,314
      *Polski Koncern Naftowy Orlen SA.................. 109,418   2,280,606
       Polskie Gornictwo Naftowe I Gazownictwo SA....... 205,319     300,714
       Powszechna Kasa Oszczednosci Bank Polski SA......  63,680   1,095,846
      *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.  19,367     147,958
       Raciborska Fabryka Kotlow SA.....................  19,468      88,734
      *Stalexport SA....................................  75,249      35,732
       Stalprodukt SA...................................     606      68,716
      *Sygnity SA.......................................   1,642      13,462
      *Synthos SA....................................... 178,348     302,748
       Telekomunikacja Polska SA........................  96,821     640,076
      *Trakcja Polska SA................................  39,687      52,294
       TVN SA...........................................  32,365     214,463
       Zaklady Azotowe Pulawy SA........................   4,200     193,329
      *Zaklady Azotowe w Tarnowie-Moscicach SA..........   2,479      35,465
      *Zaklady Chemiczne Police SA......................   7,831      44,575
       Zelmer SA........................................   2,897      46,772
                                                                 -----------
    TOTAL POLAND........................................          14,592,583
                                                                 -----------

    RUSSIA -- (4.6%)....................................
      *Evraz Group SA GDR...............................  31,168   1,059,127
      *Federal Hydrogenerating Co. ADR.................. 229,700   1,197,505
       Gazprom OAO Sponsored ADR........................ 958,032  16,232,649
       Gazpromneft JSC Sponsored ADR....................  11,283     286,215
      *Globaltrans Investment P.L.C. Sponsored GDR......  10,762     213,871
      *Integra Group Holdings GDR.......................  34,189     121,622
       Lukoil OAO Sponsored ADR.........................  92,719   6,444,148
       Magnitogorsk Iron & Steel Works Sponsored GDR....  26,361     332,492
       MMC Norilsk Nickel JSC ADR.......................  91,231   2,525,393
       Novolipetsk Steel OJSC GDR.......................  10,278     393,726
       Novorossiysk Sea Trade Port GDR..................   7,934      74,867
      *PIK Group GDR....................................  20,151      87,220
      *Polymetal JSC GDR................................  15,014     287,567
       Rosneft Oil Co. GDR.............................. 182,448   1,634,041
       Severstal OAO GDR................................  39,124     707,721

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CONTINUED


                                                      Shares     Value++
                                                      ------     -----

       RUSSIA -- (Continued)........................
          Surgutneftegas Sponsonsored ADR........... 136,237 $ 1,456,833
          Tatneft Sponsored ADR.....................  32,047   1,447,642
         *TMK OAO GDR...............................  15,062     309,629
          Uralkali Sponsored GDR....................  22,961     968,039
          VimpelCom, Ltd. Sponsored ADR.............  46,700     680,419
          VTB Bank OJSC GDR.........................  74,722     485,090
         *X5 Retail Group NV GDR....................  10,311     364,701
                                                             -----------
       TOTAL RUSSIA.................................          37,310,517
                                                             -----------

       SOUTH AFRICA -- (7.7%).......................
          ABSA Group, Ltd...........................  73,891   1,530,503
          Adcorp Holdings, Ltd......................  16,639      67,901
          Advtech, Ltd.............................. 150,000     127,922
          AECI, Ltd.................................  45,611     596,320
          Afgri, Ltd................................ 152,891     162,506
          African Bank Investments, Ltd............. 243,338   1,420,551
          African Oxygen, Ltd.......................  61,661     173,713
          African Rainbow Minerals, Ltd.............  28,516     928,761
          Allied Electronics Corp., Ltd.............  25,999     114,186
          Allied Technologies, Ltd..................  18,358     179,172
          Anglo American Platinum Corp., Ltd........   6,426     653,971
         #AngloGold Ashanti, Ltd. Sponsored ADR.....  29,000   1,478,420
          ArcelorMittal South Africa, Ltd...........  44,676     611,837
          Argent Industrial, Ltd....................  36,904      47,742
          Astral Foods, Ltd.........................  17,754     363,162
          Aveng, Ltd................................ 191,613   1,018,182
          AVI, Ltd.................................. 120,453     564,827
          Avusa, Ltd................................  47,345     176,077
          Barloworld, Ltd........................... 119,669   1,352,749
          Bidvest Group, Ltd........................  58,138   1,340,383
          Blue Label Telecoms, Ltd.................. 167,586     156,713
         #Capitec Bank Holdings, Ltd................  15,537     409,212
          Cashbuild, Ltd............................   9,997     141,458
          Caxton & CTP Publishers & Printers, Ltd...  71,319     154,562
          City Lodge Hotels, Ltd....................   8,003      84,163
          Clicks Group, Ltd.........................  84,243     559,715
          Coronation Fund Managers, Ltd.............   9,497      27,440
          Data Tec, Ltd.............................  89,168     500,622
          Discovery Holdings, Ltd...................  68,365     394,379
         *Distribution & Warehousing Network, Ltd...  50,931      54,536
          Durban Roodeport Deep, Ltd................ 173,190     104,597
         *Eqstra Holdings, Ltd......................  87,411      89,335
         *Evraz Highveld Steel & Vanadium, Ltd......   5,882      50,076
          Exxaro Resources, Ltd.....................  24,666     665,238
          FirstRand, Ltd............................ 422,218   1,329,670
          Foschini Group, Ltd. (The)................  64,594     891,595
          Gijima Group, Ltd......................... 346,708      35,887
          Gold Fields, Ltd. Sponsored ADR........... 144,700   2,581,448
          Grindrod, Ltd............................. 147,335     328,233
          Group Five, Ltd...........................  46,398     205,023
          Harmony Gold Mining Co., Ltd.............. 125,451   1,902,725
          Hudaco Industries, Ltd....................  16,723     219,966
         *Hulamin, Ltd..............................  41,925      44,849
          Iliad Africa, Ltd.........................  37,928      42,322
          Illovo Sugar, Ltd.........................  89,335     387,267
          Impala Platinum Holdings, Ltd.............  68,468   2,141,189
          Imperial Holdings, Ltd....................  59,293   1,052,291
          Investec, Ltd.............................  79,651     644,616
          JD Group, Ltd.............................  59,605     435,699
          JSE, Ltd..................................  33,385     334,856
          Kumba Iron Ore, Ltd.......................   7,120     521,003

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CONTINUED


                                                      Shares     Value++
                                                      ------     -----

        SOUTH AFRICA -- (Continued).................
           Lewis Group, Ltd.........................  44,113 $   527,870
           Liberty Holdings, Ltd....................  38,322     420,236
           Massmart Holdings, Ltd...................  42,056     915,451
           Merafe Resources, Ltd.................... 483,462     109,714
           Metair Investments, Ltd..................  57,601     122,578
          *Metorex, Ltd............................. 140,739     157,993
           MMI Holdings, Ltd........................ 314,857     816,758
           Mondi, Ltd...............................  62,124     597,837
           Mr. Price Group, Ltd.....................  61,558     630,655
           Murray & Roberts Holdings, Ltd........... 101,170     386,916
          *Mvelaphanda Group, Ltd...................  73,670      35,898
          *Mvelaserve, Ltd..........................  18,443      32,742
           Nampak, Ltd.............................. 228,983     772,209
           Naspers, Ltd. Series N...................  33,790   2,002,607
           Nedbank Group, Ltd.......................  65,401   1,457,217
          #Northam Platinum, Ltd....................  49,376     326,278
           Oceana Group, Ltd........................  19,344     115,100
          *Omnia Holdings, Ltd......................  15,703     178,649
           Palabora Mining Co., Ltd.................   9,070     201,298
           Pick'n Pay Stores, Ltd...................  42,450     274,592
           Pretoria Portland Cement Co., Ltd........ 106,333     404,340
           PSG Group, Ltd...........................  62,177     413,375
           Rainbow Chicken, Ltd.....................   3,612       9,770
           Raubex Group, Ltd........................  33,965     103,208
           Reunert, Ltd.............................  60,618     575,325
           Sanlam, Ltd.............................. 614,168   2,634,420
           Santam, Ltd..............................  16,410     324,962
          *Sappi, Ltd. Sponsored ADR................ 214,486   1,158,224
           Sasol, Ltd. Sponsored ADR................  98,800   5,712,616
          #*Sentula Mining, Ltd..................... 109,719      48,431
           Shoprite Holdings, Ltd...................  58,617     925,164
          *Simmer & Jack Mines, Ltd................. 286,827      34,955
           Spar Group, Ltd. (The)...................  51,585     765,279
           Spur Corp., Ltd..........................  30,509      62,820
           Standard Bank Group, Ltd................. 217,925   3,422,628
           Steinhoff International Holdings, Ltd.... 509,275   1,950,775
          *Super Group, Ltd......................... 142,040      17,123
           Telkom South Africa, Ltd.................  64,089     373,473
           Telkom South Africa, Ltd. Sponsored ADR..   2,000      46,260
           Tiger Brands, Ltd........................  22,957     670,379
           Tongaat-Hulett, Ltd......................  30,548     446,396
           Trencor, Ltd.............................  49,091     260,269
           Truworths International, Ltd.............  90,079   1,041,987
           Vodacom Group, Ltd.......................  31,723     388,538
           Wilson Bayly Holme-Ovcon, Ltd............  14,933     257,879
           Woolworths Holdings, Ltd................. 152,893     697,821
                                                             -----------
        TOTAL SOUTH AFRICA..........................          62,228,585
                                                             -----------

        SOUTH KOREA -- (13.2%)......................
           Aekyung Petrochemical Co., Ltd...........     520      23,100
           Amorepacific Corp........................     404     407,222
           Amorepacific Group.......................   1,271     250,423
           Asia Cement Manufacturing Co., Ltd.......     520      22,681
          *Asiana Airlines, Inc.....................  36,370     322,801
           AUK Corp.................................   2,490      10,490
           Basic House Co., Ltd. (The)..............   2,980      66,308
           Bing Grae Co., Ltd.......................   1,910     114,200
          *BS Financial Group, Inc..................  46,300     673,989
          #Capro Corp...............................   5,900     178,517
          #*Charm Engineering Co., Ltd..............  12,300      43,233
           Cheil Industrial, Inc....................  10,480   1,155,479

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CONTINUED


                                                           Shares    Value++
                                                           ------    -----

   SOUTH KOREA -- (Continued)............................
      Cheil Worldwide, Inc...............................  20,750 $  267,760
     #*Chin Hung International, Inc......................  59,486     11,790
      Chosun Refractories Co., Ltd.......................     920     54,059
      CJ CGV Co., Ltd....................................   3,000     78,252
      CJ Cheiljedang Corp................................   2,351    545,726
     *CJ E&M Corp........................................   1,890     78,980
      Crown Confectionery Co., Ltd.......................     160     21,004
      Dae Han Flour Mills Co., Ltd.......................     130     19,673
      Dae Won Kang Up Co., Ltd...........................   6,670     36,807
      Daeduck Electronics Co., Ltd.......................  22,540    241,273
      Daeduck Industries Co., Ltd........................   3,880     32,914
      Daegu Bank, Ltd....................................  43,400    725,834
      Daehan Steel Co., Ltd..............................   5,400     47,489
      Daehan Synthetic Fiber Co., Ltd....................     370     27,211
      Dae-Il Corp........................................   6,710     58,484
      Daekyo Co., Ltd....................................  20,000    106,577
     *Daelim Industrial Co., Ltd.........................   8,280    936,499
      Daesang Corp.......................................   5,000     41,612
      Daesung Group Partners Co., Ltd....................     265     15,591
      Daesung Holdings Co., Ltd..........................     380      3,587
      Daesung Industrial Co., Ltd........................   1,084     31,729
     #*Daewoo Engineering & Construction Co., Ltd........  32,270    343,853
     *Daewoo Securities Co., Ltd.........................  31,030    654,753
     #Daewoo Shipbuilding & Marine Engineering Co., Ltd..  18,301    784,346
     *Daishin Securities Co., Ltd........................  17,950    242,670
      Daou Technology, Inc...............................  12,970    111,127
      Dong Yang Gang Chul Co., Ltd.......................   8,580     34,237
      Dongaone Co., Ltd..................................   9,150     27,682
     #*Dongbu HiTek Co., Ltd.............................   6,360     90,660
      Dongbu Insurance Co., Ltd..........................   6,950    331,401
     *Dongbu Securities Co., Ltd.........................   3,850     23,116
     #Dongbu Steel Co., Ltd..............................  12,704    111,842
      Dongil Industries Co., Ltd.........................     447     32,847
      Dongkuk Steel Mill Co., Ltd........................  13,040    519,951
      Dongwon Industries Co., Ltd........................     765    144,433
     #*Dongwon Systems Corp..............................  26,530     33,365
     #Dongyang Mechatronics Corp.........................   6,860    115,379
      Doosan Construction & Engineering Co., Ltd.........  16,710     80,073
      Doosan Corp........................................   1,970    242,067
      Doosan Heavy Industries & Construction Co., Ltd....   5,297    295,785
     *Doosan Infracore Co., Ltd..........................   8,560    237,343
     #*DuzonBIzon Co., Ltd...............................   2,100     20,816
      E1 Corp............................................     800     37,751
     *Eugene Investment & Securities Co., Ltd............ 139,209     82,510
     *FCB Twelve Co., Ltd................................     602     47,652
     *Foosung Co., Ltd...................................  13,020    100,916
      Fursys, Inc........................................   2,677     67,604
      GIIR, Inc..........................................   5,760     55,426
      Global & Yuasa Battery Co., Ltd....................   1,980     84,322
      GS Engineering & Construction Corp.................   8,444  1,017,723
      GS Global Corp.....................................   2,650     44,840
      GS Holdings Corp...................................  14,860  1,245,879
      Gwangju Shinsegae Co., Ltd.........................     470     80,023
     #Halla Climate Control Corp.........................  17,010    348,543
      Halla Engineering & Construction Corp..............   1,720     36,427
      Han Kuk Carbon Co., Ltd............................   5,120     34,305
     *Han Yang Securities Co., Ltd.......................   7,790     60,429
      Hana Financial Group, Inc..........................  50,940  2,161,320
      Handsome Corp......................................   3,700     77,754
      Hanil Cement Manufacturing Co., Ltd................   2,035     98,167
      Hanil E-Wha Co., Ltd...............................   3,540     43,570

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CONTINUED


                                                               Shares    Value++
                                                               ------    -----

SOUTH KOREA -- (Continued)....................................
  #*Hanjin Heavy Industries & Construction Co., Ltd........... 10,848 $  395,221
   Hanjin Heavy Industries & Construction Holdings Co., Ltd...  3,934     47,837
   Hanjin Shipping Co., Ltd................................... 16,097    418,899
   Hanjin Shipping Holdings Co., Ltd..........................  3,216     41,804
   Hanjin Transportation Co., Ltd.............................  2,460     60,437
   Hankook Shell Oil Co., Ltd.................................    300     58,782
  #Hankook Tire Manufacturing Co., Ltd........................ 22,380    898,880
   Hankuk Glass Industries, Inc...............................  2,160     63,456
   Hankuk Paper Manufacturing Co., Ltd........................  2,170     44,602
   Hanmi Semiconductor Co., Ltd...............................  4,100     34,700
   Hansol Chemical Co., Ltd...................................  1,040     19,624
   Hansol LCD, Inc............................................  2,627    114,669
  #Hansol Paper Co., Ltd...................................... 11,660     89,805
   Hanssem Co., Ltd...........................................  1,090     14,013
  #Hanwha Chemical Corp....................................... 27,382  1,222,023
  *Hanwha Corp................................................ 10,654    490,485
  *Hanwha General Insurance Co., Ltd..........................  5,540     46,189
  *Hanwha Securities Co., Ltd................................. 18,294    123,943
  *HMC Investment Securities Co., Ltd.........................  6,493    143,767
   Honam Petrochemical Corp...................................  3,466  1,227,233
   Hotel Shilla Co., Ltd...................................... 11,370    279,574
  #*Huchems Fine Chemical Corp................................  6,404    148,431
   Hwashin Co., Ltd...........................................  4,660     81,244
   Hynix Semiconductor, Inc................................... 53,980  1,706,848
  *Hyosung T & C Co., Ltd.....................................  6,924    568,325
   Hyundai Department Store Co., Ltd..........................  3,632    532,875
  #Hyundai Development Co..................................... 20,362    557,707
   Hyundai Elevator Co., Ltd..................................  1,367    132,207
   Hyundai Engineering & Construction Co., Ltd................  9,569    803,833
  #Hyundai Engineering Plastics Co., Ltd......................  9,690     80,737
   Hyundai Glovis Co., Ltd....................................  1,570    224,372
   Hyundai Greenfood Co., Ltd................................. 14,800    174,173
  #Hyundai Heavy Industries Co., Ltd..........................  4,164  2,082,600
  #Hyundai Hysco.............................................. 17,350    707,907
   Hyundai Marine & Fire Insurance Co., Ltd................... 16,360    430,470
   Hyundai Merchant Marine Co., Ltd...........................  8,102    247,419
  *Hyundai Mipo Dockyard Co., Ltd.............................  3,337    592,691
   Hyundai Mobis..............................................  5,512  1,848,771
  *Hyundai Securities Co...................................... 39,792    504,748
   Hyundai Steel Co........................................... 11,315  1,441,441
  *Iljin Display Co., Ltd.....................................  4,790     46,494
   Iljin Electric Co., Ltd....................................  3,010     23,837
   Ilshin Spinning Co., Ltd...................................    221     20,480
   Industrial Bank of Korea, Ltd.............................. 40,220    772,934
   IS Dongseo Co., Ltd........................................    990     24,228
   ISU Chemical Co., Ltd......................................  1,400     31,011
   IsuPetasys Co., Ltd........................................ 10,870     53,944
   Jahwa Electronics Co., Ltd.................................  3,390     16,814
   Jeonbuk Bank, Ltd.......................................... 10,928     59,952
  *Jinro, Ltd.................................................  2,510     85,059
  #K.C. Tech Co., Ltd.........................................  7,549     58,575
  *KB Financial Group, Inc. ADR............................... 49,440  2,634,658
   KCC Corp...................................................  1,470    498,474
  *Keangnam Enterprises, Ltd..................................      8         86
   KISCO Corp.................................................  1,688     52,146
   KISWIRE, Ltd...............................................  3,729    140,186
  *KIWOOM Securities Co., Ltd.................................  2,767    165,519
   Kolon Corp.................................................  1,596     42,827
  *Kolon Engineering & Construction Co., Ltd..................  9,350     35,515
  #Kolon Industries, Inc......................................  5,176    419,886
  *Korea Electric Power Corp. Sponsored ADR................... 50,700    613,470

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CONTINUED


                                                         Shares    Value++
                                                         ------    -----

      SOUTH KOREA -- (Continued).......................
         Korea Electric Terminal Co., Ltd..............   2,730 $   58,148
         Korea Exchange Bank...........................  79,790    680,009
        *Korea Express Co., Ltd........................   2,399    236,240
         Korea Gas Corp................................   5,982    190,823
        *Korea Investment Holdings Co., Ltd............  13,440    527,719
         Korea Iron & Steel Co., Ltd...................     511     19,364
        *Korea Kolmar Co., Ltd.........................   9,640     69,238
         Korea Komho Petrochemical Co., Ltd............   2,054    391,473
        #*Korea Line Corp..............................   3,340     18,879
         Korea Petrochemical Industrial Co., Ltd.......     774     92,596
        *Korea Reinsurance Co., Ltd....................  15,814    181,649
         Korea Zinc Co., Ltd...........................   2,176    859,369
        *Korean Air Co., Ltd...........................  10,586    647,144
         KP Chemical Corp..............................  16,510    407,505
         KPX Chemical Co., Ltd.........................   1,152     62,553
        *KPX Fine Chemical Co., Ltd....................     477     17,873
         KT Corp. Sponsored ADR........................  28,700    582,610
        *KTB Investement & Securities Co., Ltd.........  18,570     71,175
         Kukdo Chemical Co., Ltd.......................     259     17,249
        #Kumho Electric Co., Ltd.......................   1,780     51,844
        *Kumho Industrial Co., Ltd.....................   2,202     24,341
        #*Kumho Tire Co., Inc..........................   4,729     83,972
         Kyeryong Construction Industrial Co., Ltd.....   3,560     46,938
        *Kyobo Securities Co., Ltd.....................   7,700     53,948
         LG Chemical, Ltd..............................   5,024  2,496,014
         LG Corp.......................................  14,933  1,374,811
         LG Display Co., Ltd...........................   4,300    154,245
        #LG Display Co., Ltd. ADR...................... 107,425  1,914,313
         LG Fashion Corp...............................   4,794    148,651
        #*LG Hausys, Ltd...............................   1,994    148,261
        #LG Household & Healthcare Co., Ltd............   1,300    522,904
        #LG Innotek Co., Ltd...........................   2,930    295,947
         LG International Corp.........................  11,185    443,412
         LG Uplus Corp.................................  68,770    417,798
         LIG Insurance Co., Ltd........................  11,600    286,438
         Lotte Chilsung Beverage Co., Ltd..............     219    234,330
         Lotte Confectionary Co., Ltd..................     236    349,322
         Lotte Midopa Co., Ltd.........................   5,700     83,328
        *Lotte Non-Life Insurance Co., Ltd.............   1,560     10,052
         Lotte Sam Kang Co., Ltd.......................     320     97,069
         Lotte Shopping Co., Ltd.......................   2,608  1,189,408
         LS Corp.......................................   3,950    437,835
         Macquarie Korea Infrastructure Fund...........  54,372    256,752
        *Meritz Finance Holdings Co., Ltd..............   7,690     37,413
         Meritz Fire Marine Insurance Co., Ltd.........  18,371    211,000
         Meritz Securities Co., Ltd....................  80,365     70,598
        *Mirae Asset Securities Co., Ltd...............   7,765    314,659
         Motonic Corp..................................   6,450     60,247
        #Namhae Chemical Corp..........................   4,470     58,954
        *Namkwang Engineering & Construction Co., Ltd..   5,304      7,883
         Namyang Dairy Products Co., Ltd...............     100     75,260
         NCsoft Corp...................................   2,380    631,161
         Nexen Corp....................................     362     27,454
        #Nexen Tire Corp...............................   9,830    163,490
        *NH Investment & Securities Co., Ltd...........   6,890     55,395
        *NHN Corp......................................   3,748    743,551
        *NICE Holdings Co., Ltd........................      48      2,702
        #NK Co., Ltd...................................   8,140     42,263
         Nong Shim Holdings Co., Ltd...................     590     34,527
         Nongshim Co., Ltd.............................     994    231,259
         OCI Co., Ltd..................................   1,918  1,147,314

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CONTINUED


                                                    Shares     Value++
                                                    ------     -----

         SOUTH KOREA -- (Continued)................
            ORION Corp.............................    740 $   287,213
            Ottogi Corp............................    710      87,826
           #Poongsan Corp..........................  5,600     213,355
            Poongsan Holdings Corp.................    480      16,032
            POSCO ADR.............................. 39,385   4,344,166
            Pulmuone Co., Ltd......................    584      21,462
            Pusan City Gas Co., Ltd................  3,630      65,374
           #*RNL BIO Co., Ltd...................... 11,810      35,365
           #S&T Corp...............................    730      12,763
            S&T Daewoo Co., Ltd....................  2,530      73,676
            S1 Corp................................  3,680     179,731
           *Saehan Industries, Inc................. 93,300     119,134
            Sajo Industries Co., Ltd...............  1,230      71,273
            Sam Kwang Glass Industrial Co., Ltd....    501      33,465
            Samchully Co., Ltd.....................    740      70,506
            Samick THK Co., Ltd....................  3,270      27,199
            Samsung Card Co., Ltd..................  8,241     409,462
            Samsung Corp........................... 32,051   2,321,858
            Samsung Electro-Mechanics Co., Ltd.....  8,114     785,440
            Samsung Electronics Co., Ltd........... 16,830  14,057,775
            Samsung Engineering Co., Ltd...........  3,359     747,035
            Samsung Fine Chemicals Co., Ltd........  4,360     323,240
            Samsung Fire & Marine Insurance, Ltd...  5,093   1,094,032
            Samsung Heavy Industries Co., Ltd...... 20,160     913,966
           #Samsung SDI Co., Ltd...................  9,080   1,627,056
           *Samsung Securities Co., Ltd............ 11,759     983,204
            Samsung Techwin Co., Ltd...............  3,974     327,540
            Samyang Corp...........................  1,489     115,461
            Samyang Foods Co., Ltd.................  1,860      41,378
            Samyang Genex Co., Ltd.................    990      58,184
            Samyoung Electronics Co., Ltd..........  5,990      66,964
           *SBS Media Holdings Co., Ltd............  1,190       3,159
            Seah Besteel Corp......................  2,920     150,079
            SeAH Holdings Corp.....................    520      68,473
            SeAH Steel Corp........................  1,344     114,790
            Sebang Co., Ltd........................  6,220      95,915
            Sejong Industrial Co., Ltd.............  4,220      80,438
            Seoul City Gas Co., Ltd................    380      18,581
            Sewon Cellontech Co., Ltd.............. 12,290      45,276
           *Shin Young Securities Co., Ltd.........    800      26,916
            Shinhan Financial Group Co., Ltd....... 11,910     584,282
            Shinhan Financial Group Co., Ltd. ADR.. 25,544   2,478,279
            Shinsegae Co., Ltd.....................  4,054   1,021,397
           #Shinsung Solar Energy Co., Ltd......... 12,100     108,924
            Silla Trading Co., Ltd.................  5,145      77,323
            Sindo Ricoh Co., Ltd...................  1,470      72,425
           *SK C&C Co., Ltd........................  1,014     104,282
            SK Chemicals Co., Ltd..................  5,390     380,767
            SK Co., Ltd............................  8,406   1,510,687
           #SK Gas Co., Ltd........................  1,750      83,067
            SK Innovation Co., Ltd.................  8,400   1,827,335
            SK Networks Co., Ltd................... 26,350     292,007
            SK Telecom Co., Ltd....................    117      17,727
           #SK Telecom Co., Ltd. ADR............... 32,400     614,952
            SKC Co., Ltd...........................  7,170     412,415
           #*SL Corp...............................  3,100      81,804
            S-Oil Corp.............................  7,030   1,051,069
           #Songwon Industrial Co., Ltd............  3,690      51,706
            STX Corp...............................  5,513     137,569
            STX Engine Co., Ltd....................  7,055     191,121
            STX Offshore & Shipbuilding Co., Ltd... 11,837     349,496

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
                                                       Shares      Value++
                                                       ------      -----

     SOUTH KOREA -- (Continued)......................
       #STX Pan Ocean Co., Ltd.......................  36,180 $    293,644
       *Sung Jin Geotec Co., Ltd.....................   2,600       43,415
       *Sunkyong Securities Co., Ltd.................  80,480      159,626
        Tae Kwang Industrial Co., Ltd................     109      154,562
        Taeyoung Engineering & Construction..........  15,600       81,617
       #*Tai Han Electric Wire Co., Ltd..............  36,173      175,175
       *Teems, Inc...................................     232        5,715
       *Tong Yang Life Insurance.....................  11,060      132,229
       *Tong Yang Major Corp.........................  45,823       80,556
       *Tong Yang Securities, Inc....................  24,320      179,073
        Unid Co., Ltd................................     995       67,519
        Woongjin Coway Co., Ltd......................   8,510      284,402
       #*Woongjin Holdings Co., Ltd..................  11,387       95,868
        Woongjin Thinkbig Co., Ltd...................   2,842       45,803
        Woori Finance Holdings Co., Ltd..............  53,360      729,179
        Woori Finance Holdings Co., Ltd. ADR.........   5,100      206,703
        Woori Financial Co., Ltd.....................   5,630       93,086
       *Woori Investment & Securities Co., Ltd.......  29,500      592,209
        Youlchon Chemical Co., Ltd...................   9,410       77,786
        Young Poong Corp.............................     363      314,690
        Youngone Corp................................  10,664      112,058
        Youngone Holdings Co., Ltd...................   2,666       91,260
                                                              ------------
     TOTAL SOUTH KOREA...............................          107,121,288
                                                              ------------

     TAIWAN -- (12.4%)...............................
       *A.G.V. Products Corp......................... 219,319      105,834
        Ability Enterprise Co., Ltd.................. 103,892      156,596
        Acbel Polytech, Inc.......................... 137,685      105,343
        Accton Technology Corp....................... 136,000       89,936
        Acer, Inc.................................... 548,270    1,028,566
       *Action Electronics Co., Ltd..................  44,000       15,265
        Adlink Technology, Inc.......................  18,000       36,658
        Advanced Semiconductor Engineering, Inc...... 120,188      140,767
       #Advanced Semiconductor Engineering, Inc. ADR. 140,707      830,171
        Advancetek Enterprise Co., Ltd...............  29,000       25,135
        Advantech Co., Ltd...........................  32,132      106,604
       *ALI Corp.....................................  61,000       85,170
        Alpha Networks, Inc..........................  62,000       49,567
        Altek Corp...................................  98,710      137,033
        Ambassador Hotel (The).......................  78,000      129,372
        Amtran Technology Co., Ltd................... 260,204      231,446
       *APCB, Inc....................................  18,000       18,049
        Apex Biotechnology Corp......................  14,000       34,757
       *Arima Communications Corp....................  80,000       38,896
       *Arima Optoelectronics Corp...................  44,000       18,793
        Asia Cement Corp............................. 509,844      683,572
        Asia Chemical Corp........................... 135,000       89,963
       *Asia Optical Co, Inc.........................  68,000      131,084
        Asia Polymer Corp............................ 134,400      241,767
        Asia Vital Components Co., Ltd............... 131,016      146,220
        ASROCK, Inc..................................   8,000       30,488
        Asustek Computer, Inc........................ 113,210    1,022,019
        Aten International Co., Ltd..................  36,380       70,585
       *AU Optronics Corp. Sponsored ADR............. 116,842      946,420
        Audix Corp...................................  23,000       29,384
        Aurora Corp..................................  38,693       71,912
        Aurora Systems Corp..........................  22,000       23,181
       *AV Tech Corp.................................  10,000       34,272
        Avermedia Technologies, Inc..................  69,690       90,879
        Avision, Inc.................................  71,693       52,117
        Awea Mechantronic Co., Ltd...................  12,000       14,786

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
                                                        Shares    Value++
                                                        ------    -----

      TAIWAN -- (Continued).........................
        *Bank of Kaohsiung..........................   165,360 $   80,887
        *Basso Industry Corp., Ltd..................    63,000     55,441
         BES Engineering Corp.......................   588,000    201,351
         Biostar Microtech International Corp.......    19,000     11,328
         Bright Led Electronics Corp................    17,100     18,850
         C Sun Manufacturing, Ltd...................    30,000     27,964
         Cameo Communications, Inc..................    53,000     23,951
         Capital Securities Corp....................   344,080    167,817
        *Career Technology (MFG) Co., Ltd...........    50,000    105,858
        *Carnival Industrial Corp...................   194,000     68,895
         Catcher Technology Co., Ltd................   125,509    789,907
         Cathay Financial Holdings Co., Ltd.........   697,372  1,165,986
         Cathay Real Estate Development Co., Ltd....   246,000    127,553
         Chain Qui Development Co., Ltd.............    23,000     19,538
         Champion Building Materials Co., Ltd.......    66,000     56,809
         Chang Hwa Commercial Bank..................   749,000    654,618
        *Chang Wah Electromaterials, Inc............     9,000     41,416
         Charoen Pokphand Enterprises Co., Ltd......    64,000     43,419
         Cheng Loong Corp...........................   287,000    142,041
         Cheng Shin Rubber Industry Co., Ltd........   147,197    372,094
         Cheng Uei Precision Industry Co., Ltd......   119,072    239,495
         Chenming Mold Industrial Corp..............    31,000     61,294
         Chia Hsin Cement Corp......................   164,964    103,883
         Chicony Electronics Co., Ltd...............    78,605    155,066
         Chien Kuo Construction Co., Ltd............    49,000     28,251
         Chilisin Electronics Corp..................    33,000     32,058
        *Chimei Innolux Corp........................   944,232    971,951
        *China Airlines, Ltd........................   493,951    316,203
         China Development Financial Holding Corp... 2,354,255    987,818
        *China Ecotek Corp..........................    13,000     30,806
         China Electric Manufacturing Co., Ltd......   144,000    127,200
         China General Plastics Corp................    62,000     32,829
         China Glaze Co., Ltd.......................     9,866      8,571
         China Hi-Ment Corp.........................    45,618     68,863
         China Life Insurance Co., Ltd..............   377,842    442,505
        *China Man-Made Fiber Co., Ltd..............   359,000    167,797
         China Metal Products Co., Ltd..............    42,957     45,233
         China Motor Co., Ltd.......................   208,035    197,241
        *China Petrochemical Development Corp.......   464,280    579,390
         China Steel Chemical Corp..................    39,227    241,660
         China Steel Corp........................... 1,659,976  2,055,598
         China Steel Structure Co., Ltd.............     9,000      9,492
         China Synthetic Rubber Corp................   146,735    157,267
        *China Wire & Cable Co., Ltd................    67,000     27,194
         Chinatrust Financial Holdings Co., Ltd..... 2,004,767  1,841,864
         Chinese Maritime Transport, Ltd............    31,000     64,893
         Chin-Poon Industrial Co., Ltd..............   113,113     93,927
         Chong Hong Construction Co.................    39,280     95,189
        *Chroma Ate, Inc............................    86,987    287,277
         Chun Yuan Steel Industrial Co., Ltd........   213,034    116,618
         Chung Hsin Electric & Machinery Co., Ltd...   127,000     79,948
        *Chung Hung Steel Corp......................   273,278    163,079
        *Chung Hwa Pulp Corp........................   159,000     92,324
         Chunghwa Telecom Co., Ltd..................   108,800    346,109
        #Chunghwa Telecom Co., Ltd. ADR.............    30,550    963,852
        *Chungwa Picture Tubes Co., Ltd............. 1,140,792    153,437
        *Chuwa Wool Industry Co., Ltd...............    16,000     22,514
         Clevo Co., Ltd.............................    65,735    150,673
        *CMC Magnetics Corp.........................   905,000    220,458
         Collins Co., Ltd...........................    46,200     22,561
        *Compal Communications, Inc.................    94,000     80,356

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
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                                                            Shares    Value++
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

  TAIWAN -- (Continued).................................
     Compal Electronics, Inc............................ 1,092,086 $1,240,418
    *Compeq Manufacturing Co., Ltd......................   397,000    230,352
    *Continental Holdings Corp..........................   139,000     63,830
     Coxon Precise Industrial Co., Ltd..................    16,000     32,706
     CSBC Corp. Taiwan..................................    84,000     82,417
     CTCI Corp..........................................   141,555    179,155
    *Cyberlink Corp.....................................    25,038     71,546
     Cybertan Technology, Inc...........................    73,576     74,614
     DA CIN Construction Co., Ltd.......................    78,000     52,322
     Darfon Electronics Corp............................    69,000     88,126
     Delpha Construction Co., Ltd.......................    58,000     31,432
     Delta Electronics, Inc.............................   195,521    875,217
     Depo Auto Parts Industrial Co., Ltd................    27,000     68,002
     Diamond Flower Electric Instrument Co., Ltd........    46,460     47,108
     D-Link Corp........................................   196,329    187,408
     Dynamic Electronics Co., Ltd.......................    51,000     33,985
     E.Sun Financial Holding Co., Ltd................... 1,100,778    781,088
    *Eastern Media International Corp...................   290,750     70,538
     Eclat Textile Co., Ltd.............................    19,000     29,415
    *Elan Microelectronics Corp.........................    61,370     79,312
     E-LIFE MALL Corp., Ltd.............................    18,000     31,239
     Elite Advanced Laser Corp..........................    11,000     35,715
     Elite Material Co., Ltd............................    48,393     49,970
    *Elite Semiconductor Memory Technology, Inc.........    87,000    133,950
     Elitegroup Computer Systems Co., Ltd...............   252,782     88,000
    *EnTie Commercial Bank..............................   212,500    120,152
     Epistar Corp.......................................   119,433    397,075
     Eternal Chemical Co., Ltd..........................   174,973    210,367
    *Eva Airways Corp...................................   360,303    332,203
    *Everest Textile Co., Ltd...........................   110,000     31,950
     Evergreen International Storage & Transport Corp...   173,000    153,162
    *Evergreen Marine Corp., Ltd........................   393,000    364,238
     Everlight Chemical Industrial Corp.................   126,000    125,765
     Everlight Electronics Co., Ltd.....................    71,149    203,694
     Excelsior Medical Co., Ltd.........................    26,793     90,479
     Far Eastern Department Stores Co., Ltd.............   211,331    374,126
     Far Eastern International Bank.....................   537,331    258,496
     Far Eastern New Century Corp.......................   417,021    656,533
     Far EasTone Telecommunications Co., Ltd............   311,000    471,838
     Faraday Technology Corp............................    42,000     62,486
    *Farglory F T Z Investment Holding Co., Ltd.........    17,000     19,694
     Farglory Land Development Co., Ltd.................    81,000    185,099
     Federal Corp.......................................   137,673     93,635
     Feng Hsin Iron & Steel Co., Ltd....................    87,550    160,013
     Feng Tay Enterprise Co., Ltd.......................   104,202    114,611
     First Copper Technology Co., Ltd...................    69,000     34,446
     First Financial Holding Co., Ltd................... 1,029,596    955,270
     First Hotel........................................    58,346     59,444
     First Insurance Co., Ltd...........................   106,606     74,168
     First Steamship Co., Ltd...........................    25,000     60,693
    *FLEXium Interconnect, Inc..........................    22,071     51,411
     Flytech Technology Co., Ltd........................    10,500     31,202
    *Forhouse Corp......................................   133,000    124,875
    *Formosa Advanced Technologies Co., Ltd.............    46,000     59,243
     Formosa Chemicals & Fiber Co., Ltd.................   338,610  1,369,296
    *Formosa Epitaxy, Inc...............................    78,000     89,367
     Formosa International Hotels Corp..................     7,369    137,352
     Formosa Petrochemical Corp.........................    52,000    182,921
     Formosa Plastics Corp..............................   372,360  1,524,867
     Formosa Taffeta Co., Ltd...........................   280,000    303,651
     Formosan Rubber Group, Inc.........................   156,000    158,759

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
                                                          Shares    Value++
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

     TAIWAN -- (Continued)............................
       *Formosan Union Chemical Corp..................    58,000 $   37,595
       *Fortune Electric Co., Ltd.....................    76,072     64,452
       *Founding Construction & Development Co., Ltd..    22,000     17,644
        Foxconn Technology Co., Ltd...................    81,107    388,896
       *Froch Enterprise Co., Ltd.....................    57,000     35,244
        Fubon Financial Holding Co., Ltd..............   841,164  1,235,644
        Fullerton Technology Co., Ltd.................    18,000     25,353
        G Shank Enterprise Co., Ltd...................    46,480     35,780
        Gem Terminal Industries Co., Ltd..............    25,000     17,132
       *Gemtek Technology Corp........................    63,460     81,651
       *Genesis Photonics, Inc........................    38,067    126,405
        GeoVision, Inc................................     7,000     31,307
        Getac Technology Corp.........................   123,000     62,583
        Giant Manufacture Co., Ltd....................    68,287    273,187
       *Giantplus Technology Co., Ltd.................    38,000     25,888
        Giga Storage Corp.............................    34,012     55,333
        Giga-Byte Technology Co., Ltd.................   196,000    203,932
        Gintech Energy Corp...........................    59,099    168,412
       *Global Brands Manufacture, Ltd................    29,000     18,192
        Global Mixed Mode Technology, Inc.............     9,000     36,998
        Global Unichip Corp...........................    14,000     44,338
        Globe Union Industrial Corp...................    89,552     99,919
       *Gold Circuit Electronics, Ltd.................   131,263     58,075
        Goldsun Development & Construction Co., Ltd...   371,901    188,650
        Grand Pacific Petrochemical Corp..............   267,000    182,939
        Grape King, Inc...............................    26,000     41,622
        Great China Metal Industry Co., Ltd...........    25,000     31,478
       *Great Taipei Gas Co., Ltd.....................   147,000     94,225
        Great Wall Enterprise Co. Ltd.................   121,077    150,581
       *Greatek Co., Ltd..............................   169,702    156,035
        Green Energy Technology, Inc..................    18,000     73,725
       *GTM Corp......................................    46,000     33,141
        Hannstar Board Corp...........................    46,899     28,382
       *HannStar Display Corp......................... 1,586,000    279,657
       *HannStar Touch Solution, Inc..................   237,061    215,804
       *Harvatek Corp.................................    22,640     25,299
        Hey Song Corp.................................   181,000    165,851
        Highwealth Construction Corp..................    97,462    216,648
       *Hiti Digital, Inc.............................    11,000     11,201
        Hitron Technologies, Inc......................    55,000     42,442
       *Ho Tung Holding Corp..........................   236,320    166,268
       *Hocheng Corp..................................   114,300     46,792
       *Hold-Key Electric Wire & Cable Co., Ltd.......    27,000     18,231
        Holiday Entertainment Co., Ltd................    26,400     30,015
        Holtek Semiconductor, Inc.....................    23,000     33,709
        Holy Stone Enterprise Co., Ltd................    59,000     73,476
        Hon Hai Precision Industry Co., Ltd...........   813,291  3,088,491
        Hong Tai Electric Industrial Co., Ltd.........    68,000     32,610
        Hotai Motor Co., Ltd..........................    93,000    291,546
        Hsin Kuang Steel Co., Ltd.....................    62,788     71,070
        HTC Corp......................................    54,153  2,464,865
        Hua Eng Wire & Cable Co., Ltd.................   238,000     94,097
        Hua Nan Financial Holding Co., Ltd............   878,946    703,823
        Huaku Development Co., Ltd....................    46,026    135,323
        Huang Hsiang Construction Co..................    35,000     95,830
        Hung Poo Construction Corp....................    74,467     89,453
        Hung Sheng Construction Co., Ltd..............   242,000    143,157
       *Hwa Fong Rubber Co., Ltd......................    37,000     12,480
        Ichia Technologies, Inc.......................    73,897     46,157
       *I-Chiun Precision Industry Co., Ltd...........    46,000     44,869
        ICP Electronics, Inc..........................    25,000     49,958

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
                                                       Shares  Value++
                                                       ------  -----

         TAIWAN -- (Continued).......................
            Infortrend Technology, Inc...............  61,798 $ 79,995
           *Inotera Memories, Inc.................... 586,000  294,687
            Inventec Appliances Corp.................  47,000   37,960
            Inventec Co., Ltd........................ 655,123  352,748
           *I-Sheng Electric Wire & Cable Co., Ltd...  27,000   41,619
           *ITE Technology, Inc......................  42,000   62,075
           *ITEQ Corp................................  46,000   75,885
           *Jenn Feng New Energy Co., Ltd............  25,000   40,402
            Jess-Link Products Co., Ltd..............  19,500   40,209
           *Johnson Health Tech Co., Ltd.............  24,000   47,758
            Kang Na Hsiung Enterprise Co., Ltd.......  48,000   31,939
           *Kao Hsing Chang Iron & Steel Corp........ 140,000   32,150
            Kaulin Manufacturing Co., Ltd............  46,000   61,591
            Kee Tai Properties Co., Ltd..............  68,242   41,179
            Kenda Rubber Industrial Co., Ltd......... 147,224  177,143
            Kian Shen Corp...........................  14,000   27,041
           *King Slide Works Co., Ltd................   1,050    5,434
           *King Yuan Electronics Co., Ltd........... 520,529  292,931
            Kingdom Construction Co., Ltd............  96,000   75,877
           *King's Town Bank......................... 278,000  179,758
            King's Town Construction Co., Ltd........  66,866   69,391
            Kinik Co.................................  10,000   24,680
           *Kinko Optical Co., Ltd...................  47,000   66,345
           *Kinpo Electronics, Inc................... 490,028  160,268
            Kinsus Interconnect Technology Corp......  84,009  293,500
           *Knowledge-Yield-Excellence Systems Corp..  98,689   81,538
           *KS Terminals, Inc........................  22,000   22,084
           *Kung Long Batteries Industrial Co., Ltd..  13,000   26,200
           *Kuoyang Construction Co., Ltd............  68,000   53,889
           *Kwong Fong Industries Corp............... 121,800   52,660
            L&K Engineering Co., Ltd.................  24,000   29,462
           *Lan Fa Textile Co., Ltd.................. 140,072   83,881
            Largan Precision Co., Ltd................  11,306  359,386
            LCY Chemical Corp........................ 151,484  448,706
           *Leader Electronics, Inc..................  19,602   11,280
            Leadtrend Technology Corp................   4,000   14,124
            Lealea Enterprise Co., Ltd............... 143,000   83,366
            Ledtech Electronics Corp.................  38,000   32,772
            Lee Chi Enterprises Co., Ltd.............  64,000   31,442
           *Lelon Electronics Corp...................  36,000   27,980
           *Leofoo Development Co., Ltd.............. 101,000   68,734
            Les Enphants Co., Ltd....................  37,335   59,758
           *Li Peng Enterprise Co., Ltd..............  63,000   32,812
            Lian Hwa Foods Corp......................   9,000    8,903
            Lien Hwa Industrial Corp................. 191,000  146,689
            Lingsen Precision Industries, Ltd........ 110,000   92,229
           *LITE-ON IT Corp..........................  88,234   95,792
           *Lite-On Semiconductor Corp...............  56,000   34,474
            Lite-On Technology Corp.................. 657,328  833,504
            Long Bon International Co., Ltd.......... 141,915   55,789
            Long Chen Paper Co., Ltd................. 262,969  107,644
            Lotes Co., Ltd...........................   7,631   33,235
            Lucky Cement Corp........................ 124,000   32,786
           *Lumax International Corp., Ltd...........  15,000   34,289
            Macronix International Co., Ltd.......... 887,775  583,672
            Makalot Industrial Co., Ltd..............  47,000  115,433
            Marketech International Corp.............  23,000   16,029
            Masterlink Securities Corp............... 297,000  133,017
           *Maxtek Technology Co., Ltd...............  14,000   16,641
            Mayer Steel Pipe Corp....................  57,648   43,755
            Media Tek, Inc...........................  72,360  801,234

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
                                                      Shares    Value++
                                                      ------    -----

        TAIWAN -- (Continued).....................
           Mega Financial Holding Co., Ltd........ 1,837,000 $1,604,963
           Meiloon Co., Ltd.......................     3,000      1,674
           Mercuries & Associates, Ltd............    67,252     54,862
          *Mercuries Data Systems, Ltd............    18,000     10,265
          *Merida Industry Co., Ltd...............    34,000     64,933
           Merry Electronics Co., Ltd.............    37,000     59,337
          *Microelectronics Technology, Inc.......   178,947     91,440
           Micro-Star International Co., Ltd......   326,233    169,938
          *Min Aik Technology Co., Ltd............    17,000     48,177
           Mirle Automation Corp..................    57,000     68,450
           Mitac International Corp...............   374,966    158,709
          *Mosel Vitelic, Inc.....................   142,000     66,262
           Nak Sealing Technologies Corp..........    16,000     29,865
          *Namchow Chemical Industrial Co., Ltd...    21,000     29,426
           Nan Ya Plastic Corp....................   589,450  1,810,546
           Nan Ya Printed Circuit Board Corp......    58,760    192,313
          *Nankang Rubber Tire Co., Ltd...........   116,515    185,052
           Nantex Industry Co., Ltd...............   114,511    113,432
          *Nanya Technology Corp..................   265,000    134,626
           National Petroleum Co., Ltd............   104,000    144,976
          *Nichidenbo Corp........................    35,000     42,420
           Nien Hsing Textile Co., Ltd............   125,710    105,509
           Novatek Microelectronics Corp..........    61,000    186,969
          *Ocean Plastics Co., Ltd................    27,000     20,213
          *Opto Tech Corp.........................   167,000    114,901
          *Orient Semiconductor Electronics, Ltd..   115,000     29,740
           Oriental Union Chemical Corp...........   136,292    200,339
           Orise Technology Co., Ltd..............    22,000     49,973
          *Pan Jit International, Inc.............   158,612    204,262
          *Pan-International Industrial Corp......   131,341    167,098
          *Paragon Technologies Co., Ltd..........    12,149     21,538
          *Pegatron Corp..........................   232,037    245,506
           Phihong Technology Co., Ltd............    98,584    190,814
          *Pihsiang Machinery Mfg. Co., Ltd.......    34,000     59,422
           Plotech Co., Ltd.......................    14,000     10,221
           Polaris Securities Co., Ltd............   486,000    350,107
           Polytronics Technology Corp............    18,000     43,114
           Pou Chen Corp..........................   682,144    644,503
          *Power Quotient International Co., Ltd..    56,000     30,145
          *Powercom Co., Ltd......................    21,000     40,713
           Powertech Industrial Co., Ltd..........    35,000     57,736
           Powertech Technology, Inc..............   103,000    374,696
           President Chain Store Corp.............    24,000    131,753
           President Securities Corp..............   195,320    129,894
           Prince Housing & Development Corp......   246,487    181,924
           Promate Electronic Co., Ltd............    31,000     24,979
           Promise Technology, Inc................    14,000     11,440
          *Qisda Corp.............................   541,568    308,761
           Quanta Computer, Inc...................   452,715    893,533
          *Quintain Steel Co., Ltd................    39,000     15,586
           Radiant Opto-Electronics Corp..........    95,420    289,085
           Radium Life Tech Corp..................   150,705    191,405
           Ralec Electronic Corp..................    12,000     26,403
          *Realtek Semiconductor Corp.............    97,656    194,554
          *Rechi Precision Co., Ltd...............    65,000     51,037
           Richtek Technology Corp................    16,537    110,755
          *Ritek Corp.............................   906,117    258,535
           Ruentex Development Co., Ltd...........    64,000    106,753
           Ruentex Industries, Ltd................    81,000    229,009
          *Sampo Corp.............................   114,000     47,821
          *San Fang Chemical Industry Co., Ltd....    39,866     50,679

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CONTINUED

                                                             Shares    Value++
                                                             ------    -----

  TAIWAN -- (Continued)..................................
    *Sanyang Industrial Co., Ltd.........................   241,551 $  139,431
     Sanyo Electric Taiwan Co., Ltd......................    70,000     80,265
     SDI Corp............................................    16,000     20,147
     Senao International Co., Ltd........................    22,000     72,280
    *Sercomm Corp........................................    39,000     50,768
     Sheng Yu Steel Co., Ltd.............................    94,000     69,440
    *ShenMao Technology, Inc.............................    14,000     25,135
    *Shih Wei Navigation Co., Ltd........................    36,000     48,938
     Shihlin Electric & Engineering Corp.................   107,000    134,678
    *Shihlin Paper Corp..................................    31,000     67,584
    *Shin Kong Financial Holding Co., Ltd................ 1,398,589    614,047
    *Shin Zu Shing Co., Ltd..............................    42,149    102,676
    *Shining Building Business Co., Ltd..................    37,000     49,080
     Shinkong Insurance Co., Ltd.........................   109,557     91,936
     Shinkong Synthetic Fibers Co., Ltd..................   498,227    231,052
    *Shuttle, Inc........................................    25,000     14,531
     Sigurd Microelectronics Corp........................    81,559     77,067
     Silicon Integrated Systems Corp.....................   219,126    123,796
     Siliconware Precision Industries Co.................    37,000     49,617
     Siliconware Precision Industries Co. Sponsored ADR..   121,099    821,051
     Silitech Technology Corp............................    20,999     53,131
     Sinbon Electronics Co., Ltd.........................    36,000     29,724
     Sincere Navigation Corp.............................    96,350    110,974
     Sinkong Textile Co., Ltd............................    79,800    111,204
     Sinon Corp..........................................    54,000     26,211
     SinoPac Holdings Co., Ltd........................... 1,578,000    749,846
     Sinyi Realty Co., Ltd...............................    39,937     83,093
    *Sitronix Technology Corp............................    32,434     59,256
    *Siward Crystal Technology Co., Ltd..................    26,000     14,958
    *Solytech Enterprise Corp............................    21,000     12,584
     Sonix Technology Co., Ltd...........................    30,000     60,371
     South East Soda Manufacturing Co., Ltd..............    17,000     21,460
     Southeast Cement Co., Ltd...........................   151,000     67,460
     SPI Electronic Co., Ltd.............................    32,000     35,330
     Spirox Corp.........................................    38,140     29,385
     Springsoft, Inc.....................................    64,498     76,203
     Standard Foods Taiwan, Ltd..........................    42,463    137,422
    *Star Comgistic Capital Co., Ltd.....................    49,920     61,347
     Stark Technology, Inc...............................    15,000     13,841
     Sunonwealth Electric Machine Industry Co., Ltd......    44,000     38,630
    *Sunplus Technology Co., Ltd.........................   158,000    103,601
    *Sunrex Technology Corp..............................    98,028     96,631
    *Sunspring Metal Corp................................    12,000     18,672
    *Super Dragon Technology Co., Ltd....................    12,000     19,850
     Supreme Electronics Co., Ltd........................    47,000     45,091
     Synnex Technology International Corp................   159,874    408,709
     T.JOIN Transportation Co., Ltd......................   155,000    186,041
     Ta Chen Stainless Pipe Co., Ltd.....................   175,738    125,597
    *Ta Chong Bank, Ltd..................................   485,800    195,547
     Ta Ya Electric Wire & Cable Co., Ltd................   231,856     72,424
     Tah Hsin Industrial Corp............................    71,000     68,365
     TA-I Technology Co., Ltd............................    50,002     55,354
    *Taichung Commercial Bank............................   513,374    215,411
     Tainan Enterprises Co., Ltd.........................    35,000     51,643
     Tainan Spinning Co., Ltd............................   341,700    229,623
    *Taishin Financial Holdings Co., Ltd................. 1,274,964    751,484
     Taisun Enterprise Co., Ltd..........................   112,000     71,514
    *Taita Chemical Co., Ltd.............................    70,000     40,977
     Taiwan Acceptance Corp..............................    12,000     26,263
    *Taiwan Business Bank................................   833,352    339,232
     Taiwan Cement Corp..................................   812,375  1,193,528

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

     TAIWAN -- (Continued)............................
        Taiwan Cogeneration Corp......................   105,680 $   73,478
        Taiwan Cooperative Bank....................... 1,018,497    855,242
        Taiwan Fertilizer Co., Ltd....................   120,000    404,888
        Taiwan Fire & Marine Insurance Co., Ltd.......   112,520    104,885
        Taiwan Fu Hsing Industrial Co., Ltd...........    12,000      9,522
        Taiwan Glass Industrial Corp..................   257,758    421,404
        Taiwan Hon Chuan Enterprise Co., Ltd..........    67,737    198,349
       *Taiwan Kolin Co., Ltd.........................   292,000         --
       *Taiwan Land Development Corp..................   110,000     57,862
        Taiwan Life Insurance Co., Ltd................    80,262     80,835
        Taiwan Mask Corp..............................   120,700     51,471
        Taiwan Mobile Co., Ltd........................   152,000    392,533
       *Taiwan Navigation Co., Ltd....................    78,000     89,190
        Taiwan Paiho Co., Ltd.........................    52,400     65,314
       *Taiwan Pulp & Paper Corp......................    45,000     27,132
        Taiwan Sakura Corp............................    31,000     24,841
        Taiwan Secom Co., Ltd.........................    46,000     88,356
        Taiwan Semiconductor Manufacturing Co., Ltd... 1,886,214  4,878,667
        Taiwan Sogo Shinkong Security Co., Ltd........    69,117     60,605
        Taiwan Styrene Monomer Corp...................   203,528    101,203
        Taiwan Tea Corp...............................   140,648     88,409
        Taiyen Biotech Co., Ltd.......................    67,000     59,874
       *Tatung Co., Ltd...............................   548,128    275,144
        Teco Electric & Machinery Co., Ltd............   602,000    426,509
       *Test Research, Inc............................    30,450     59,672
        Test-Rite International Co., Ltd..............    87,777     70,278
       *Thinking Electronic Industrial Co., Ltd.......    18,000     29,206
       *Thye Ming Industrial Co., Ltd.................    30,000     40,910
        Ton Yi Industrial Corp........................   286,000    173,147
        Tong Hsing Electronic Industries, Ltd.........    17,191     73,463
        Tong Yang Industry Co., Ltd...................   112,455    162,114
        Tong-Tai Machine & Tool Co., Ltd..............    22,000     37,359
        Topco Scientific Co., Ltd.....................    29,240     43,618
       *Topoint Technology Co., Ltd...................    21,000     21,251
        Transcend Information, Inc....................    48,890    143,868
        Tripod Technology Corp........................    47,000    222,707
        Tsann Kuen Enterprise Co., Ltd................    42,975     95,037
        TSRC Corp.....................................   125,000    373,847
        TTET Union Corp...............................    67,000    124,047
       *Tung Ho Spinning, Weaving & Dyeing Co., Ltd...    19,000      9,657
        Tung Ho Steel Enterprise Corp.................   206,654    244,701
        TXC Corp......................................    45,299     89,062
        TYC Brother Industrial Co., Ltd...............    88,521     53,115
       *Tycoons Group Enterprise Co., Ltd.............    41,000     12,692
       *Tyntek Corp...................................   132,722     97,803
        U-Ming Marine Transport Corp..................   102,000    221,171
        Unimicron Technology Corp.....................   328,312    541,596
       *Union Bank of Taiwan..........................   332,003    124,884
        Uni-President Enterprises Corp................   509,921    734,966
       *Unitech Printed Circuit Board Corp............   236,000    159,044
        United Integration Service Co., Ltd...........   102,000    155,878
        United Microelectronics Corp.................. 3,359,081  1,753,271
        Unity Opto Technology Co., Ltd................    19,890     33,227
        Universal Cement Corp.........................   165,000    109,187
        UPC Technology Corp...........................   214,765    182,256
        USI Corp......................................   255,680    342,814
        Ve Wong Corp..................................     5,000      4,069
       *Via Technologies, Inc.........................    94,996     92,578
        Visual Photonics Epitacy Co., Ltd.............    24,492     63,634
        Wah Lee Industrial Corp.......................    42,000     84,447
       *Walsin Lihwa Corp............................. 1,068,000    619,947

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CONTINUED

                                                           Shares      Value++
                                                           ------      -----

 TAIWAN -- (Continued)
   *Walsin Technology Corp., Ltd.                         210,548 $    129,221
    Walton Advanced Engineering, Inc.                      39,000       19,508
   *Wan Hai Lines Co., Ltd.                               306,950      235,173
    Waterland Financial Holdings Co., Ltd.                674,946      321,814
    Wei Chuan Food Corp.                                   66,000       77,405
    Weikeng Industrial Co., Ltd.                           55,000       53,629
   *Well Shin Technology Co., Ltd.                          8,000       14,078
    Wellypower Optronics Corp.                             23,000       26,613
   *Weltrend Semiconductor, Inc.                           37,000       27,395
   *Winbond Electronics Corp.                             980,000      310,018
   *Wintek Corp.                                          281,000      411,173
    Wistron Corp.                                         399,639      720,186
    Wistron NeWeb Corp.                                    45,617      175,627
    WPG Holdings, Ltd.                                    216,374      400,807
    WT Microelectronics Co., Ltd.                          52,000       91,541
   *WUS Printed Circuit Co., Ltd.                          61,000       38,384
    Yageo Corp.                                           751,000      407,769
   *Yem Chio Co., Ltd.                                     42,000       42,916
    Yeung Cyang Industrial Co., Ltd.                      153,356      127,050
   *Yi Jinn Industrial Co., Ltd.                           42,000       17,433
    Yieh Phui Enterprise Co., Ltd.                        473,925      185,816
    Young Fast Optoelectronics Co., Ltd.                   13,382       91,778
    Yuanta Financial Holding Co., Ltd.                  1,306,000      908,911
    Yuen Foong Yu Paper Manufacturing Co., Ltd.           424,524      197,431
    Yulon Motor Co., Ltd.                                 256,783      535,224
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.       29,362       47,877
    Yung Tay Engineering Co., Ltd.                        146,000      272,951
    Zenitron Corp.                                         40,000       30,541
    Zig Sheng Industrial Co., Ltd.                        198,802      132,638
   *Zinwell Corp.                                          87,010      152,449
    Zippy Technology Corp.                                 21,000       18,713
   *Zyxel Communication Corp.                             156,118      139,895
                                                                  ------------
 TOTAL TAIWAN                                                      100,625,931
                                                                  ------------

 THAILAND -- (2.3%)
    Aapico Hitech PCL (Foreign) NVDR                       95,100       41,736
    Advance Info Service PCL (Foreign)                    110,900      343,660
   *Airports of Thailand PCL (Foreign)                    138,600      171,799
    Amata Corp. PCL (Foreign)                             178,300       94,377
    Asian Property Development PCL (Foreign) NVDR         503,100      106,182
    Bangchak Petroleum PCL (Foreign)                      147,000      105,879
    Bangkok Aviation Fuel Services PCL (Foreign)          142,700       51,630
    Bangkok Bank PCL (Foreign)                            201,500    1,147,571
    Bangkok Expressway PCL (Foreign)                      186,900      112,077
   *Bangkok Land PCL (Foreign) NVDR                     4,574,000      116,457
   *Bank of Ayudhya PCL (Foreign) NVDR                    499,600      481,189
    Banpu PCL (Foreign)                                     9,900      247,417
    BEC World PCL (Foreign)                               135,100      156,146
    Big C Supercenter PCL (Foreign) NVDR                   69,300      200,819
    Cal-Comp Electronics (Thailand) PCL (Foreign)         471,000       53,017
    Central Plaza Hotel PCL (Foreign)                     110,000       22,295
    CH Karnchang PCL (Foreign)                            273,600       78,826
    Charoen Pokphand Foods PCL (Foreign)                  342,193      338,181
    CP ALL PCL (Foreign)                                  204,200      295,868
    Delta Electronics (Thailand) PCL (Foreign)            141,700      124,611
    Dynasty Ceramic PCL (Foreign)                          39,200       68,945
   *Erawan Group PCL (Foreign)                            670,600       57,512
   *Esso Thailand PCL (Foreign)                           492,800      178,299
   *G J Steel PCL (Foreign)                             7,783,600       62,582
    GFPT PCL(Foreign)                                     139,300       51,333
    Glow Energy PCL (Foreign)                             118,000      180,854

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CONTINUED

                                                                Shares    Value++
                                                                ------    -----

THAILAND -- (Continued).....................................
  *Golden Land Property PCL (Foreign) NVDR..................    54,000 $    6,223
   Hana Microelectronics PCL (Foreign)......................   119,701     99,049
   Hermraj Land & Development PCL (Foreign)................. 1,842,100    143,172
   Home Product Center PCL (Foreign)........................   432,125    124,498
   Indorama Polymers PCL (Foreign)..........................   179,900     37,065
   IRPC PCL (Foreign)....................................... 2,383,000    494,961
  *Italian-Thai Development PCL (Foreign)...................   462,000     68,410
   Jasmine International PCL (Foreign)......................   643,800     82,820
   Kasikornbank PCL (Foreign)...............................   202,000    879,732
   Khon Kaen Sugar Industry PCL (Foreign)...................   235,900    107,479
   Kiatnakin Finance PCL (Foreign)..........................    75,000     82,915
   Kim Eng Securities Thailand PCL (Foreign)................   127,600     64,121
   Krung Thai Bank PCL (Foreign)............................   954,800    626,937
  *Krungthai Card PCL (Foreign).............................    68,000     42,600
   L.P.N. Development PCL (Foreign) NVDR....................   352,000    126,178
   Land & Houses PCL (Foreign) NVDR.........................   480,700    106,285
   Loxley PCL (Foreign).....................................   500,000     46,901
   Major Cineplex Group PCL (Foreign).......................   167,000     85,598
   MBK PCL (Foreign)........................................    37,500    122,802
   MCOT PCL (Foreign).......................................    51,300     52,847
  *Minor International PCL (Foreign)........................   124,600     52,595
   Padaeng Industry PCL (Foreign) NVDR......................    40,900     31,651
   Polyplex PCL (Foreign)...................................    52,800     41,214
   Precious Shipping PCL (Foreign) NVDR.....................   190,600    118,766
   Preuksa Real Estate PCL (Foreign)........................   172,400    117,821
   Property Perfect PCL (Foreign)...........................   188,600     31,339
   PTT Aromatics & Refining PCL (Foreign)...................   221,347    305,882
   PTT Chemical PCL (Foreign)...............................    98,000    525,293
   PTT Exploration & Production PCL (Foreign)...............   129,400    806,312
   PTT PCL (Foreign)........................................   118,200  1,484,925
   PTT PCL (Foreign) NVDR...................................    38,500    483,668
   Quality Houses PCL (Foreign)............................. 1,109,700     86,992
   Ratchaburi Electricity Generating Holding PCL (Foreign)..   150,400    201,541
  *Regional Container Lines PCL (Foreign)...................   148,500     54,226
   Robinson Department Store PCL (Foreign)..................   125,100    119,442
   Rojana Industrial Park PCL (Foreign).....................   211,000     84,824
  *Saha-Union PCL (Foreign).................................    90,000    106,281
  *Sahaviriya Steel Industries PCL (Foreign)................ 2,401,800    108,624
   Samart Corporation PCL (Foreign).........................   275,000     87,982
   Samart I-Mobile PCL (Foreign)............................   620,000     41,126
   Samart Telcoms PCL (Foreign).............................   101,100     45,724
  *Sansiri PCL (Foreign)....................................   299,400     60,682
   Serm Suk PCL (Foreign) NVDR..............................    49,700     75,341
  *Shinawatra Satellite PCL (Foreign).......................   250,400     62,495
   Siam Cement PCL (Foreign) NVDR (The).....................    34,900    438,442
   Siam City Cement PCL (Foreign)...........................    20,700    150,482
   Siam Commercial Bank PCL (Foreign).......................   193,000    750,017
   Siam Future Development PCL (Foreign)....................   134,000     30,750
   Siam Makro PCL (Foreign).................................    28,800    159,678
   Siamgas & Petrochemicals PCL (Foreign)...................    86,000     54,164
   Sino-Thai Engineering & Construction PCL (Foreign).......   159,700     73,296
   STP & I PCL (Foreign)....................................    48,500     43,869
   Supalai PCL (Foreign)....................................   234,400     94,231
  *SVI PCL (Foreign)........................................   312,400     47,095
  *Tata Steel (Thailand) PCL (Foreign)...................... 1,392,000     69,017
   Thai Airways International PCL (Foreign).................   248,800    318,814
   Thai Oil PCL (Foreign)...................................   183,100    518,323
   Thai Plastic & Chemicals PCL (Foreign)...................   120,200    111,744
   Thai Stanley Electric (Thailand) PCL (Foreign)...........    18,000     95,879
   Thai Tap Water Supply PCL (Foreign)......................   342,300     68,804
   Thai Union Frozen Products PCL (Foreign).................   132,615    205,476

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CONTINUED

                                                             Shares     Value++
                                                             ------     -----

THAILAND -- (Continued)..................................
   Thai Vegetable Oil PCL (Foreign)......................   111,575 $   104,660
   Thanachart Capital PCL (Foreign)......................   247,100     252,481
   Thoresen Thai Agencies PCL (Foreign)..................   105,710      78,973
   Ticon Industrial Connection PCL (Foreign).............   154,200      71,288
   Tisco Financial Group PCL (Foreign) NVDR..............    88,000     111,290
  *TMB Bank PCL (Foreign)................................ 4,173,700     324,388
  *Total Access Communication PCL (Foreign) NVDR.........   265,300     448,832
   TPI Polene PCL (Foreign)..............................   116,400      49,134
  *True Corp. PCL (Foreign)..............................   707,800     119,745
   Vanachai Group PCL (Foreign)..........................   368,000      64,724
   Vinythai PCL (Foreign)................................   176,100     104,421
                                                                    -----------
TOTAL THAILAND...........................................            18,384,618
                                                                    -----------

TURKEY -- (2.0%).........................................
   Adana Cimento Sanayii Ticaret A.S. Class A............    16,667      62,362
  *Advansa Sasa Polyester Sanayi A.S.....................    23,377      35,405
   Akbank T.A.S..........................................   135,331     703,527
   Akcansa Cimento Sanayi ve Ticaret A.S.................    22,432     115,996
  *Akenerji Elektrik Uretim A.S..........................    49,689     125,316
   Aksa Akrilik Kimya Sanayii A.S........................    42,797     117,237
   Aksigorta A.S.........................................    73,247      96,165
   Alarko Holding A.S....................................    40,057      98,821
  *Albaraka Turk Katilim Bankasi A.S.....................    26,194      44,089
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...     6,048      75,052
   Anadolu Anonim Turk Sigorta Sirketi A.S...............   106,192      93,759
  *Anadolu Cam Sanayii A.S...............................    43,439     105,378
   Anadolu Hayat Sigorta A.S.............................    11,355      41,815
  *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S..........     2,861      20,507
   Arcelik A.S...........................................    58,926     334,022
   Asya Katilim Bankasi A.S..............................   144,026     285,272
   Aygaz A.S.............................................    44,883     333,526
  *Bagfas Bandirma Gubre Fabrikalari A.S.................       979     121,097
  *Banvit Bandirma Vitaminli Yem Sanayii A.S.............     8,696      28,428
   Bati Anabolu Cimento A.S..............................    12,114      66,190
   BIM BirlesikMagazalar A.S.............................    10,372     361,342
   Bolu Cimento Sanayii A.S..............................    27,885      34,857
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........     2,700      42,022
   Bursa Cimento Fabrikasi A.S...........................    17,774      59,364
   Cimsa Cimento Sanayi ve Ticaret A.S...................    18,766     126,560
  *Coca-Cola Icecek A.S..................................    14,861     223,625
  *Dogan Gazetecilik A.S.................................    18,577      39,236
  *Dogan Sirketler Grubu Holdings A.S....................   346,312     274,926
  *Dogan Yayin Holding A.S...............................    52,437      62,304
  *Dogus Otomotiv Servis ve Ticaret A.S..................    33,498     132,205
  *EGE Seramik Sanayi ve Ticaret A.S.....................    14,245      28,447
   Enka Insaat ve Sanayi A.S.............................    35,797     156,591
  *Eregli Demir ve Celik Fabrikalari T.A.S...............   151,101     460,077
  *Eregli Demir ve Celik Fabrikalari T.A.S...............    51,941     148,207
   Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S...     1,211      81,741
   Ford Otomotiv Sanayi A.S..............................    14,506     147,511
   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S....       202      50,842
   Gentas Genel Metal Sanayi ve Ticaret A.S..............    22,703      39,125
  *Global Yatirim Holding A.S............................   111,942     100,224
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.......    42,137      27,978
  *Goodyear Lastikleri T.A.S.............................     3,540     126,518
  *GSD Holding A.S.......................................   113,158      84,136
  *Gubre Fabrikalari Ticaret A.S.........................     2,467      27,472
  *Gunes Sigorta A.S.....................................    26,269      44,878
   Hurriyet Gazetecilik ve Matbaacilik A.S...............   108,056     140,707
  *Ihlas EV Aletleri A.S.................................    60,826      66,797
  *Izmir Demir Celik Sanayi A.S..........................    23,843      90,021

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CONTINUED


                                                                 Shares      Value++
                                                                 ------      -----

TURKEY -- (Continued)..........................................
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S..........  62,083 $     51,038
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.  24,990       22,993
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D. 138,771       83,842
   Kartonsan Karton Sanayi ve Ticaret A.S......................     715      107,339
  *Kerevitas Gida Sanayii ve Ticaret A.S.......................     564       31,407
   Koc Holding A.S. Series B................................... 125,332      673,794
   Konya Cimento Sanayii A.S...................................     173       36,410
  *Koza Anadolu Metal Madencilik Isletmeleri A.S...............  25,565       91,067
   Mardin Cimento Sanayii ve Ticaret A.S.......................  12,776       67,623
  *Net Holding A.S.............................................  29,387       29,526
   Nortel Networks Netas Telekomuenikasyon A.S.................   1,578      154,094
   Otokar Otomotive Ve Savunma Sanayi A.S......................   2,922       55,542
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......  21,788       62,936
  *Petkim Petrokimya Holding A.S............................... 191,929      333,428
   Pinar Entegre Et ve Un Sanayi A.S...........................   7,325       39,656
   Pinar SUT Mamulleri Sanayii A.S.............................  11,295      121,693
  *Reysas Tasimacilik ve Lojistik Ticaret A.S..................  26,139       34,035
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........  23,277       77,769
   Sekerbank T.A.S............................................. 138,824      160,750
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................  70,422      121,140
  *TAT Konserve Sanayii A.S....................................  20,694       52,897
  *TAV Havalimanlari Holding A.S...............................  33,314      167,838
   Tekfen Holding A.S..........................................  30,999      132,991
  *Tekstil Bankasi A.S.........................................  71,792       50,984
   Tofas Turk Otomobil Fabrikasi A.S...........................  43,093      247,752
  *Trabzonspor Sportif Yatirim ve T.A.S........................   2,096       27,806
  *Trakya Cam Sanayii A.S......................................  93,195      227,881
   Tupras Turkiye Petrol Rafinerileri A.S......................  24,630      801,409
   Turcas Petrol A.S...........................................  27,776       78,557
   Turk Ekonomi Bankasi A.S....................................  97,081      139,042
   Turk Telekomunikasyon A.S...................................  32,550      169,499
   Turk Traktor ve Ziraat Makineleri A.S.......................   1,478       34,071
   Turkcell Iletisim Hizmetleri AS ADR.........................  30,400      449,920
   Turkiye Garanti Bankasi A.S................................. 274,519    1,421,774
   Turkiye Halk Bankasi A.S....................................  31,376      271,965
   Turkiye Is Bankasi A.S...................................... 331,542    1,172,343
   Turkiye Sinai Kalkinma Bankasi A.S.......................... 137,437      263,512
  *Turkiye Sise ve Cam Fabrikalari A.S......................... 168,088      412,432
   Turkiye Vakiflar Bankasi T.A.O.............................. 162,008      430,120
   Ulker Biskuvi Sanayi A.S....................................  33,575      134,226
  *Vestel Elektronik Sanayi ve Ticaret A.S.....................  38,163       68,167
   Yapi Kredi Sigorta A.S......................................   7,630       95,971
  *Yapi ve Kredi Bankasi A.S................................... 119,023      374,268
  *Zorlu Enerji Elektrik Uretim A.S............................  32,338       57,578
                                                                        ------------
TOTAL TURKEY...................................................           15,720,762
                                                                        ------------

UNITED STATES -- (0.0%)........................................
  *Central European Media Enterprises, Ltd. Class A............   4,111       94,183
                                                                        ------------
TOTAL COMMON STOCKS............................................          704,942,609
                                                                        ------------
PREFERRED STOCKS -- (5.8%).....................................
BRAZIL -- (5.8%)...............................................
   AES Tiete SA................................................  20,200      333,200
   Alpargatas SA...............................................  24,145      174,964
   Banco Bradesco SA Sponsored ADR............................. 328,418    6,643,896
   Banco Cruzeiro do Sul SA....................................   3,800       34,758
   Banco do Estado do Rio Grande do Sul SA.....................  44,669      530,963
   Brasil Telecom SA ADR.......................................  20,032      564,902
  #Braskem SA Preferred A Sponsored ADR........................  25,800      769,614
   Centrais Electricas de Santa Catarina SA....................   6,450      173,386
   Centrais Eletricas Brasileiras SA...........................  24,700      452,331

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  Shares     Value++
                                                                                  ------     -----

BRAZIL -- (Continued)...........................................................
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A.  22,126 $ 1,005,848
   Cia de Tecidos Norte de Minas - Coteminas SA.................................   8,100      24,148
   Cia de Transmissao de Energia Electrica Paulista SA Series A.................   6,400     206,540
  #Cia Energetica de Minas Gerais SA Sponsored ADR..............................  50,050   1,044,543
   Cia Energetica do Ceara SA Series A..........................................   5,600     121,383
  *Cia Paranaense de Energia SA Sponsored ADR Series A..........................  19,900     548,643
   Confab Industrial SA.........................................................  60,013     166,322
   Contax Participacoes SA......................................................   7,600     112,512
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................  19,900     485,610
   Ferbasa-Ferro Ligas Da Bahia SA..............................................   9,900      77,340
   Forjas Taurus SA.............................................................   8,900      23,138
   Gerdau SA....................................................................   6,938      82,684
   Gerdau SA Sponsored ADR...................................................... 168,600   2,036,688
  *Gol Linhas Aereas Inteligentes SA............................................  21,700     301,527
  *Inepar SA Industria e Construcoes............................................   7,500      24,170
   Itau Unibanco Holding SA ADR................................................. 220,866   5,245,567
   Klabin SA.................................................................... 163,000     630,988
   Lojas Americanas SA..........................................................  47,000     418,256
   Marcopolo SA.................................................................  76,000     337,198
   Metalurgica Gerdau SA........................................................  75,200   1,082,685
   Petroleo Brasileiro SA ADR................................................... 324,514  10,829,032
   Randon e Participacoes SA....................................................  42,300     316,739
   Saraiva SA Livreiros Editores................................................   4,400     108,378
  *Suzano Papel e Celullose SA..................................................  88,600     871,808
   TAM SA.......................................................................  20,900     425,254
   Tele Norte Leste Participacoes SA ADR........................................  59,600   1,016,180
  #Telecomunicacoes de Sao Paulo SA ADR.........................................  24,200     656,062
   Telemar Norte Leste SA.......................................................   7,800     270,908
  #Tim Participacoes SA ADR.....................................................  10,080     475,574
   Ultrapar Participacoes SA....................................................  31,344     547,902
   Ultrapar Participacoes SA Sponsored ADR......................................   9,200     165,508
  *Unipar Participacoes SA Class B.............................................. 125,400      35,870
   Usinas Siderurgicas de Minas Gerais SA Series A.............................. 154,700   1,583,187
   Vale SA Sponsored ADR........................................................ 207,154   6,193,905
                                                                                         -----------
TOTAL BRAZIL....................................................................          47,150,111
                                                                                         -----------

CHILE -- (0.0%).................................................................
   Embotelladora Andina SA......................................................  19,448      78,983
                                                                                         -----------
TOTAL PREFERRED STOCKS..........................................................          47,229,094
                                                                                         -----------
RIGHTS/WARRANTS -- (0.0%).......................................................
BRAZIL -- (0.0%)................................................................
  *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11.      64          53
  *Tim Participacoes SA Rights 05/12/11.........................................      22           8
                                                                                         -----------
TOTAL BRAZIL....................................................................                  61
                                                                                         -----------

CHINA -- (0.0%).................................................................
  *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12............................  19,049          --
                                                                                         -----------

POLAND -- (0.0%)................................................................
  *Boryszew SA Rights........................................................... 193,635      71,482
                                                                                         -----------

TAIWAN -- (0.0%)................................................................
  *China Life Insurance Co., Ltd. Rights 05/12/11...............................  49,756      14,681
  *Unitech Printed Circuit Board Corp. Rights 06/13/11..........................  41,979       6,230
                                                                                         -----------
TOTAL TAIWAN....................................................................              20,911
                                                                                         -----------

THAILAND -- (0.0%)..............................................................
  *True Corp. PCL (Foreign) Rights 06/03/11..................................... 612,247      62,558
                                                                                         -----------

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                Shares      Value++
                                                                                                ------      -----

TURKEY -- (0.0%)..........................................................................
  *Net Holding A.S. Rights 05/02/11.......................................................      29,387 $      7,342
                                                                                                       ------------
TOTAL RIGHTS/WARRANTS.....................................................................                  162,354
                                                                                                       ------------

                                                                                              Face
                                                                                             Amount          Value+
                                                                                             ------          -----
                                                                                              (000)

TEMPORARY CASH INVESTMENTS -- (0.3%)......................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
    $1,930,000 FNMA 2.24%, 07/06/15, valued at $1,978,250) to be repurchased at
    $1,949,031............................................................................ $     1,949    1,949,000
                                                                                                       ------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)

SECURITIES LENDING COLLATERAL -- (6.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................  51,812,321   51,812,321
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $3,637,740)## to be repurchased at
  $3,566,424.............................................................................. $     3,566    3,566,412
                                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................               55,378,733
                                                                                                       ------------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $559,456,141).....................................................................             $809,661,790
                                                                                                       ============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares     Value+
                                                         ------     -----

      COMMON STOCKS -- (89.6%)
      Consumer Discretionary -- (10.6%)
        *1-800-FLOWERS.COM, Inc.                          1,200 $    4,020
        *99 Cents Only Stores                             7,100    143,136
         Aaron's, Inc.                                    7,350    211,606
        #Abercrombie & Fitch Co.                          9,050    640,740
        *AC Moore Arts & Crafts, Inc.                     1,068      2,905
         Acme United Corp.                                  400      3,760
         Advance Auto Parts, Inc.                         8,800    576,048
        *Aeropostale, Inc.                                8,325    212,537
        *AFC Enterprises, Inc.                            2,600     39,156
        *AH Belo Corp.                                      200      1,664
        *Amazon.com, Inc.                                36,900  7,250,850
         Ambassadors Group, Inc.                          1,423     14,344
        #*American Apparel, Inc.                            532        771
        #*American Axle & Manufacturing Holdings, Inc.    6,993     89,510
         American Eagle Outfitters, Inc.                 19,000    295,640
         American Greetings Corp. Class A                 3,222     79,261
        #*American Public Education, Inc.                 2,200     92,950
        *America's Car-Mart, Inc.                         1,100     26,928
        *Amerigon, Inc.                                   2,000     34,100
         Ameristar Casinos, Inc.                          2,600     51,870
        #*ANN, Inc.                                       5,325    166,193
        *Apollo Group, Inc. Class A                      14,010    560,820
         Arbitron, Inc.                                   2,700    104,436
        *Arctic Cat, Inc.                                 2,500     41,975
        *Asbury Automotive Group, Inc.                    3,400     58,820
        *Ascena Retail Group, Inc.                        6,719    210,238
        *Ascent Media Corp.                                 835     40,105
        *Audiovox Corp. Class A                           1,600     11,808
        #*Autoliv, Inc.                                   8,800    705,144
        #*AutoNation, Inc.                               10,509    356,360
        *AutoZone, Inc.                                   2,700    762,426
        *Ballantyne Strong, Inc.                          2,600     17,550
        #*Bally Technologies, Inc.                        6,300    245,637
        #Barnes & Noble, Inc.                             3,400     37,366
        *Beasley Broadcast Group, Inc.                      325      2,190
        #*Beazer Homes USA, Inc.                          3,899     18,169
         bebe stores, Inc.                                3,375     22,680
        *Bed Bath & Beyond, Inc.                         26,484  1,486,282
        *Belo Corp.                                       8,900     75,205
        *Benihana, Inc.                                     500      4,425
        *Benihana, Inc. Class A                             300      2,655
        #Best Buy Co., Inc.                              34,505  1,077,246
         Big 5 Sporting Goods Corp.                       2,146     25,645
        *Big Lots, Inc.                                   8,052    331,018
        *Biglari Holdings, Inc.                             215     94,007
        #*BJ's Restaurants, Inc.                          2,198    103,196
        #*Blue Nile, Inc.                                 1,461     83,277
        *Bluegreen Corp.                                  2,100      8,169
         Blyth, Inc.                                        799     37,665
         Bob Evans Farms, Inc.                            3,500    109,760
        #*Bon-Ton Stores, Inc. (The)                      2,096     29,092
        #Books-A-Million, Inc.                            1,295      5,983
        #*BorgWarner, Inc.                               12,500    965,500
        #*Boyd Gaming Corp.                               5,900     52,746
        #*Bridgepoint Education, Inc.                     2,100     36,855
         Brinker International, Inc.                      9,050    218,014
        *Brookfield Residential Properties, Inc.          1,835     22,662
        #Brown Shoe Co., Inc.                             5,187     65,616

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CONTINUED


                                                         Shares     Value+
                                                         ------     -----

      Consumer Discretionary -- (Continued)
        #Brunswick Corp.                                  8,311 $  194,228
        #Buckle, Inc.                                     2,625    119,411
        *Buffalo Wild Wings, Inc.                         1,800    109,980
        *Build-A-Bear-Workshop, Inc.                      2,400     14,712
        *Cabela's, Inc.                                   4,700    120,038
         Cablevision Systems Corp.                       25,400    894,842
        *Cache, Inc.                                        800      4,592
        *California Pizza Kitchen, Inc.                   2,415     38,640
         Callaway Golf Co.                                6,900     48,852
        *Cambium Learning Group, Inc.                    13,431     46,203
        *Canterbury Park Holding Corp.                      500      6,495
        #*Capella Education Co.                           1,400     69,440
        *Career Education Corp.                           6,300    137,403
        *Caribou Coffee Co., Inc.                         1,492     14,055
        *CarMax, Inc.                                    23,094    801,362
         Carnival Corp.                                  47,532  1,809,543
        *Carriage Services, Inc.                          3,100     19,840
        *Carrols Restaurant Group, Inc.                   1,578     15,401
        *Carter's, Inc.                                   6,800    210,256
        *Casual Male Retail Group, Inc.                   4,200     17,724
         Cato Corp. Class A                               3,450     88,009
        *Cavco Industries, Inc.                           1,157     53,777
         CBS Corp. Class A                                5,528    140,135
         CBS Corp. Class B                               65,597  1,654,356
         CEC Entertainment, Inc.                          2,357     89,165
        *Charming Shoppes, Inc.                          13,860     62,786
        *Cheesecake Factory, Inc.                         5,650    166,223
         Cherokee, Inc.                                     542     10,515
         Chico's FAS, Inc.                               18,200    266,266
        *Children's Place Retail Stores, Inc. (The)       2,340    124,418
        #*Chipotle Mexican Grill, Inc.                    3,385    903,084
        #Choice Hotels International, Inc.                3,695    138,119
         Christopher & Banks Corp.                        3,217     19,785
         Churchill Downs, Inc.                            1,444     60,229
         Cinemark Holdings, Inc.                          6,600    134,178
        *Citi Trends, Inc.                                1,200     26,712
        *CKX, Inc.                                        3,000     13,710
        *Clear Channel Outdoor Holdings, Inc. Class A     4,227     58,164
         Coach, Inc.                                     30,168  1,804,348
        #*Coinstar, Inc.                                  2,900    156,542
        *Coldwater Creek, Inc.                            6,649     20,279
        #*Collective Brands, Inc.                         8,400    176,400
         Collectors Universe, Inc.                          700     10,808
         Columbia Sportswear Co.                          1,027     69,826
         Comcast Corp. Class A                          215,868  5,664,376
         Comcast Corp. Special Class A                   74,163  1,820,702
        #*Conn's, Inc.                                    1,582     10,362
         Cooper Tire & Rubber Co.                         5,100    137,598
        *Core-Mark Holding Co., Inc.                      1,317     44,133
        #*Corinthian Colleges, Inc.                       8,800     39,160
        #CPI Corp.                                        1,000     17,970
         Cracker Barrel Old Country Store, Inc.           2,500    128,075
        *Crocs, Inc.                                      9,700    195,067
        #*Crown Media Holdings, Inc.                        130        285
         CSS Industries, Inc.                             1,250     24,100
        *Culp, Inc.                                       1,566     15,785
        #*Cumulus Media, Inc.                             2,000      9,300
        *Dana Holding Corp.                              14,500    263,465
         Darden Restaurants, Inc.                        13,490    633,625
        *Deckers Outdoor Corp.                            4,200    356,412
        *dELiA*s, Inc.                                    1,100      1,947

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CONTINUED


                                                       Shares     Value+
                                                       ------     -----

       Consumer Discretionary -- (Continued)
          Destination Maternity Corp.                   2,600 $   60,762
          DeVry, Inc.                                   6,500    343,850
         #*Dick's Sporting Goods, Inc.                  9,714    397,594
         #Dillard's, Inc. Class A                       3,826    183,725
         *DineEquity, Inc.                              1,500     74,955
         *DIRECTV Class A                              80,389  3,906,102
         #*Discovery Communications, Inc. Class A      13,981    618,799
         *Discovery Communications, Inc. Class C       14,552    574,222
         *DISH Network Corp.                           21,800    545,872
         *Dolan Media Co.                               2,800     32,956
         *Dollar General Corp.                          8,500    277,015
         *Dollar Tree, Inc.                            12,450    715,875
         *Domino's Pizza, Inc.                          4,762     88,430
         *Dorman Products, Inc.                         1,189     46,371
          Dover Downs Gaming & Entertainment, Inc.      2,000      7,040
          DR Horton, Inc.                              29,700    369,468
         #*DreamWorks Animation SKG, Inc.               7,680    203,443
          Drew Industries, Inc.                         1,700     40,919
         #*drugstore.com, Inc.                          3,568     13,487
         #*DSW, Inc.                                    1,503     71,362
         #*Education Management Corp.                   3,571     66,206
          Einstein Noah Restaurant Group, Inc.          1,130     18,261
         *Entercom Communications Corp.                 2,510     26,531
         *Entravision Communications Corp.              2,008      4,739
         #Ethan Allen Interiors, Inc.                   2,900     69,861
         *EW Scripps Co. Class A (The)                  3,400     32,300
         *Exide Technologies.                           9,000     90,360
          Expedia, Inc.                                 1,914     47,907
         #Family Dollar Stores, Inc.                   12,412    672,855
         *Famous Dave's of America, Inc.                1,098     10,815
         *Federal-Mogul Corp.                           3,500     92,750
          Finish Line, Inc. Class A                     5,300    113,897
         *Fisher Communications, Inc.                   1,200     36,300
          Foot Locker, Inc.                            15,042    323,704
         #*Ford Motor Co.                             327,940  5,073,232
          Fortune Brands, Inc.                         15,280    994,422
         *Fossil, Inc.                                  6,950    665,671
          Fred's, Inc.                                  5,517     77,017
         #*Fuel Systems Solutions, Inc.                 2,050     60,936
         *Furniture Brands International, Inc.          4,400     21,296
          Gaiam, Inc.                                   1,309      7,789
         #*GameStop Corp. Class A                      13,140    337,435
          Gaming Partners International Corp.             800      5,640
         #Gannett Co., Inc.                            22,900    344,874
          Gap, Inc.                                    41,261    958,906
         #*Garmin, Ltd.                                12,855    440,027
         #*Gaylord Entertainment Co.                    3,437    123,285
         *General Motors Co.                           48,300  1,549,947
         *Genesco, Inc.                                 2,400     96,912
         *Gentex Corp.                                 14,634    458,776
         #Genuine Parts Co.                            16,230    871,551
         *G-III Apparel Group, Ltd.                     1,500     67,290
         *Global Sources, Ltd.                          3,200     39,168
         *Global Traffic Network, Inc.                  2,700     36,261
         *Goodyear Tire & Rubber Co.                   23,460    425,799
         *Grand Canyon Education, Inc.                  3,441     49,757
         *Gray Television, Inc.                         3,550      9,904
         *Great Wolf Resorts, Inc.                        100        213
          Group 1 Automotive, Inc.                      2,780    119,651
          Guess?, Inc.                                  6,200    266,538
         #H&R Block, Inc.                              28,620    494,840

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----
         Consumer Discretionary -- (Continued)
           *Hanesbrands, Inc.                          8,675 $  282,024
            Harley-Davidson, Inc.                     24,100    897,966
            Harman International Industries, Inc.      7,000    339,710
            Harte-Hanks, Inc.                          4,419     41,053
           #Hasbro, Inc.                              12,400    580,816
            Haverty Furniture Cos., Inc.               1,700     22,270
           *Helen of Troy, Ltd.                        4,100    127,592
           #*hhgregg, Inc.                             2,516     31,098
           *Hibbett Sporting Goods, Inc.               2,888    109,109
            Hillenbrand, Inc.                          5,305    121,591
            Home Depot, Inc.                         169,942  6,311,646
            Hooker Furniture Corp.                     1,300     16,172
            Hot Topic, Inc.                            5,970     40,059
           *HSN, Inc.                                  3,798    126,018
           *Hyatt Hotels Corp. Class A                 4,393    194,654
           *Iconix Brand Group, Inc.                   7,198    176,279
            International Game Technology             30,600    541,314
            International Speedway Corp.               2,675     81,855
            Interpublic Group of Cos., Inc. (The)     50,516    593,563
           *Interval Leisure Group, Inc.               5,038     80,961
           *iRobot Corp.                               2,385     84,477
           *Isle of Capri Casinos, Inc.                3,400     32,436
           #*ITT Educational Services, Inc.            3,000    215,190
           *J. Alexander's Corp.                         800      4,784
            J.C. Penney Co., Inc.                     22,509    865,471
           *Jack in the Box, Inc.                      6,300    130,095
           #*JAKKS Pacific, Inc.                       2,600     54,704
            Jarden Corp.                               7,825    284,752
            Johnson Controls, Inc.                    70,851  2,905,600
           *Johnson Outdoors, Inc. Class A             1,187     19,692
            Jones Group, Inc. (The)                    9,866    134,474
           #*Jos. A. Bank Clothiers, Inc.              3,300    172,986
           *Journal Communications, Inc.               2,631     14,339
           *K12, Inc.                                  2,200     86,614
           #KB Home                                    9,900    116,919
           *Kenneth Cole Productions, Inc. Class A     1,100     14,817
           *Kid Brands, Inc.                           1,700     12,427
           #*Kirkland's, Inc.                          1,700     25,653
           *Knology, Inc.                              3,804     58,011
            Kohl's Corp.                              28,760  1,515,940
           *Kona Grill, Inc.                           1,120      6,418
           *Krispy Kreme Doughnuts, Inc.               6,700     37,587
           #*K-Swiss, Inc. Class A                     2,837     34,923
            Lacrosse Footwear, Inc.                      261      4,338
           *Lakeland Industries, Inc.                  1,000      8,700
           *Lakes Entertainment, Inc.                    859      1,967
           *Lamar Advertising Co. Class A              5,915    192,356
           *Las Vegas Sands Corp.                     37,200  1,748,772
           *La-Z-Boy, Inc.                             6,000     70,560
           *Leapfrog Enterprises, Inc.                 3,100     13,237
            Lear Corp.                                10,800    552,312
            Learning Tree International, Inc.          1,342     11,313
           *Lee Enterprises, Inc.                      3,691      5,278
            Leggett & Platt, Inc.                     14,897    391,642
           #Lennar Corp. Class A                      15,500    294,345
            Lennar Corp. Class B Voting                1,354     20,662
           #*Libbey, Inc.                              2,200     37,510
           #*Liberty Global, Inc. Class A             13,437    624,820
           *Liberty Global, Inc. Class B                  95      4,511
           *Liberty Global, Inc. Class C              11,626    516,078
           *Liberty Media Corp. Capital Class A       10,116    832,243

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
                                                          Shares     Value+
                                                          ------     -----

    Consumer Discretionary -- (Continued)
      *Liberty Media Corp. Interactive Class A            58,700 $1,026,076
      *Liberty Media Corp. Interactive Class B               400      7,082
      *Liberty Media-Starz Corp. Series A                  5,255    403,847
      *Liberty Media-Starz Corp. Series B                    227     17,442
      #*Life Time Fitness, Inc.                            3,100    121,272
      *Lifetime Brands, Inc.                                 300      4,776
       Limited Brands, Inc.                               28,260  1,163,182
      *LIN TV Corp. Class A                                2,800     14,980
       Lincoln Educational Services Corp.                  2,164     36,139
       Lithia Motors, Inc.                                 1,387     25,230
      *Live Nation Entertainment, Inc.                    15,286    169,522
      *LKQ Corp.                                          13,889    350,281
       Lowe's Cos., Inc.                                 137,440  3,607,800
      *Luby's, Inc.                                        1,849      9,245
      *M/I Homes, Inc.                                     2,200     29,238
       Mac-Gray Corp.                                      1,591     26,952
       Macy's, Inc.                                       43,700  1,044,867
      *Madison Square Garden, Inc.                         6,507    177,966
      *Maidenform Brands, Inc.                             2,442     77,314
       Marcus Corp.                                        2,400     26,616
      *Marine Products Corp.                               2,017     14,946
      *MarineMax, Inc.                                     1,700     16,252
      #Marriott International, Inc. Class A               30,026  1,059,918
      #*Martha Stewart Living Omnimedia, Inc. Class A      3,500     13,055
       Mattel, Inc.                                       36,065    963,657
       Matthews International Corp. Class A                3,400    136,476
      #*McClatchy Co. (The)                                4,300     12,298
      *McCormick & Schmick's Seafood Restaurants, Inc.     2,212     20,196
       McDonald's Corp.                                  108,425  8,490,762
       McGraw-Hill Cos., Inc.                             29,600  1,197,912
       MDC Holdings, Inc.                                  4,445    129,750
      *Media General, Inc. Class A                           800      4,312
       Men's Wearhouse, Inc. (The)                         5,635    157,160
      #Meredith Corp.                                      3,900    130,338
      *Meritage Homes Corp.                                3,400     81,294
      #*MGM Resorts International                         30,928    391,548
      *Midas, Inc.                                         1,456     10,585
      *Modine Manufacturing Co.                            3,900     69,459
      *Mohawk Industries, Inc.                             5,948    357,118
      *Monarch Casino & Resort, Inc.                       1,845     21,144
       Monro Muffler Brake, Inc.                           2,832     86,036
      *Morgans Hotel Group Co.                             1,743     15,077
      #*Morningstar, Inc.                                  2,300    132,480
      *Morton's Restaurant Group, Inc.                     1,090      8,066
      *Motorcar Parts of America, Inc.                       783     10,899
      *Movado Group, Inc.                                  2,362     39,422
      *Multimedia Games Holding Co., Inc.                  2,364     13,877
      *Nathan's Famous, Inc.                                 709     12,209
       National CineMedia, Inc.                            5,600     97,664
      *Nautilus, Inc.                                      2,449      7,935
      #*Netflix, Inc.                                      6,500  1,512,355
      *New Frontier Media, Inc.                              200        354
      *New York & Co., Inc.                                5,059     31,062
      *New York Times Co. Class A (The)                   12,700    103,251
       Newell Rubbermaid, Inc.                            29,784    567,683
       News Corp. Class A                                190,384  3,392,643
       News Corp. Class B                                 45,763    864,921
       NIKE, Inc. Class B                                 37,776  3,109,720
       Nordstrom, Inc.                                    18,100    860,655
      #Nutri/System, Inc.                                  2,600     39,104
      #*NVR, Inc.                                            500    369,665

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
                                                    Shares     Value+
                                                    ------     -----

           Consumer Discretionary -- (Continued)
             *O'Charley's, Inc.                      1,700 $   11,118
             *Office Depot, Inc.                    26,000    112,060
             #*OfficeMax, Inc.                       7,500     74,700
              Omnicom Group, Inc.                   28,900  1,421,591
             *Orbitz Worldwide, Inc.                 3,586     11,475
             #*O'Reilly Automotive, Inc.            14,458    853,889
             *Orient-Express Hotels, Ltd.            6,600     80,982
              Outdoor Channel Holdings, Inc.         2,723     19,469
             *Overstock.com, Inc.                    1,030     14,317
              Oxford Industries, Inc.                1,437     49,361
             #P.F. Chang's China Bistro, Inc.        2,500    100,250
             *Pacific Sunwear of California, Inc.    6,200     19,778
             *Panera Bread Co. Class A               3,000    363,330
             *Papa John's International, Inc.        2,800     84,168
             #*Peet's Coffee & Tea, Inc.             1,500     69,720
             *Penn National Gaming, Inc.             7,000    280,070
             *Penske Automotive Group, Inc.          3,600     80,928
              Pep Boys--Manny, Moe & Jack (The)      3,224     44,169
             *Perry Ellis International, Inc.          969     27,306
             #PetMed Express, Inc.                   2,200     33,198
             *PetSmart, Inc.                        11,200    472,304
              Phillips-Van Heusen Corp.              6,891    485,195
             #*Pier 1 Imports, Inc.                 11,800    143,724
             *Pinnacle Entertainment, Inc.           5,100     70,788
             #*Polaris Industries, Inc.              3,497    368,689
             #Polo Ralph Lauren Corp.                6,800    889,236
              Pool Corp.                             4,800    145,248
             *Pre-Paid Legal Services, Inc.            700     46,165
             #*Priceline.com, Inc.                   5,100  2,789,751
              Primedia, Inc.                         3,237     15,861
             #*Pulte Group, Inc.                    36,437    296,233
             *Quiksilver, Inc.                       5,100     22,185
             #RadioShack Corp.                      11,260    178,021
             *Red Lion Hotels Corp.                  2,034     17,798
             #*Red Robin Gourmet Burgers, Inc.       1,300     35,347
             #Regal Entertainment Group              8,860    122,091
              Regis Corp.                            3,900     66,300
              Rent-A-Center, Inc.                    6,980    212,541
             *Rentrak Corp.                          1,137     26,083
             *Retail Ventures, Inc.                  4,157     85,343
              RG Barry Corp.                         1,300     15,912
             *Rocky Brands, Inc.                       231      3,518
              Ross Stores, Inc.                     12,000    884,280
             #*Royal Caribbean Cruises, Ltd.        15,900    633,138
             *Ruby Tuesday, Inc.                     5,500     57,805
             #*Rue21, Inc.                           1,100     33,132
             *Ruth's Hospitality Group, Inc.         2,684     13,178
              Ryland Group, Inc. (The)               3,100     53,661
             *Saga Communications, Inc.                507     18,206
             #*Saks, Inc.                           13,010    155,600
              Salem Communications Corp.               400      1,440
             *Sally Beauty Holdings, Inc.           10,500    155,295
              Scholastic Corp.                       2,600     68,328
             *Scientific Games Corp.                 6,970     73,324
              Scripps Networks Interactive, Inc.     9,555    491,318
             #*Sears Holdings Corp.                  5,000    429,850
             *Select Comfort Corp.                   5,200     82,524
              Service Corp. International           26,000    306,020
              Shiloh Industries, Inc.                2,322     26,494
             *Shoe Carnival, Inc.                    1,133     33,163
             *Shuffle Master, Inc.                   6,176     67,504

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
                                                        Shares     Value+
                                                        ------     -----

       Consumer Discretionary -- (Continued)
         #*Shutterfly, Inc.                              3,000 $  184,680
         *Signet Jewelers, Ltd. ADR                      8,549    374,019
          Sinclair Broadcast Group, Inc. Class A         3,800     43,662
         #*Skechers U.S.A., Inc. Class A                 3,800     72,390
          Skyline Corp.                                    800     15,688
         *Smith & Wesson Holding Corp.                   4,800     17,328
          Snap-On, Inc.                                  6,470    399,652
         #Sonic Automotive, Inc.                         2,501     35,264
         *Sonic Corp.                                    6,463     72,515
          Sotheby's Class A                              6,300    318,276
          Spartan Motors, Inc.                           3,375     22,815
          Speedway Motorsports, Inc.                     2,352     36,644
          Stage Stores, Inc.                             3,250     62,595
          Standard Motor Products, Inc.                  1,900     27,075
         *Standard Pacific Corp.                        10,443     40,310
          Stanley Black & Decker, Inc.                  16,588  1,205,118
         *Stanley Furniture, Inc.                          637      3,593
         #Staples, Inc.                                 75,650  1,599,241
          Starbucks Corp.                               76,130  2,755,145
          Starwood Hotels & Resorts Worldwide, Inc.     19,700  1,173,529
          Stein Mart, Inc.                               3,347     36,415
         *Steiner Leisure, Ltd.                          1,400     67,956
         *Steinway Musical Instruments, Inc.               900     22,500
         *Steven Madden, Ltd.                            2,475    131,546
          Stewart Enterprises, Inc.                      8,882     72,033
         *Stoneridge, Inc.                               3,400     52,020
         #Strayer Education, Inc.                        1,200    148,656
          Sturm Ruger & Co., Inc.                        1,500     35,670
          Superior Industries International, Inc.        2,200     55,594
         *Systemax, Inc.                                 1,666     21,575
         *Talbots, Inc.                                    194      1,044
         *Tandy Brands Accessories, Inc.                   700      1,764
          Tandy Leather Factory, Inc.                      663      3,096
          Target Corp.                                  69,030  3,389,373
         #*Tempur-Pedic International, Inc.              7,523    472,294
         *Tenneco, Inc.                                  5,600    258,776
          Texas Roadhouse, Inc.                          5,500     89,485
          Thor Industries, Inc.                          4,161    129,033
         #Tiffany & Co.                                 13,100    909,664
         *Timberland Co. Class A                         4,602    207,964
          Time Warner Cable, Inc.                       36,492  2,851,120
          Time Warner, Inc.                            114,686  4,342,012
          TJX Cos., Inc. (The)                          40,421  2,167,374
         *Toll Brothers, Inc.                           14,960    314,310
          Tractor Supply Co.                             7,402    457,962
         *True Religion Apparel, Inc.                    2,500     75,550
         *TRW Automotive Holdings Corp.                 10,900    621,954
         #*Tuesday Morning Corp.                         5,600     28,000
          Tupperware Corp.                               6,100    388,387
         *Ulta Salon Cosmetics & Fragrance, Inc.         5,300    281,907
         #*Under Armour, Inc. Class A                    3,200    219,072
         *Unifi, Inc.                                    1,766     28,821
         *Universal Electronics, Inc.                    1,700     47,073
          Universal Technical Institute, Inc.            2,300     41,561
         *Urban Outfitters, Inc.                        13,050    410,553
          V.F. Corp.                                     8,950    900,012
         *Vail Resorts, Inc.                             3,700    181,263
         *Valassis Communications, Inc.                  4,390    126,564
          Value Line, Inc.                                 400      5,596
         *Valuevision Media, Inc. Class A                2,178     13,896
         #Viacom, Inc. Class A                           1,192     69,303

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
                                                   Shares       Value+
                                                   ------       -----

         Consumer Discretionary -- (Continued)
            Viacom, Inc. Class B                   56,800 $  2,905,888
           #*Virgin Media, Inc.                    31,200      944,112
           *Vitamin Shoppe, Inc.                    2,265       88,380
            Volcom, Inc.                            1,626       32,081
           *WABCO Holdings, Inc.                    6,243      461,046
            Walt Disney Co. (The)                 187,822    8,095,128
           *Warnaco Group, Inc.                     4,385      282,219
           #Washington Post Co. Class B               500      217,950
           #Weight Watchers International, Inc.     3,800      295,450
            Wendy's/Arby's Group, Inc. Class A     33,225      160,144
           *West Marine, Inc.                       2,681       29,169
           *Wet Seal, Inc. (The)                   11,405       50,182
            Whirlpool Corp.                         7,700      663,586
            Wiley (John) & Sons, Inc. Class A       5,300      269,929
            Williams Controls, Inc.                   600        7,482
           *Williams-Sonoma, Inc.                   9,760      423,682
            Winmark Corp.                             300       12,513
           #*Winnebago Industries, Inc.             2,200       27,236
           *WMS Industries, Inc.                    5,790      189,912
            Wolverine World Wide, Inc.              4,900      194,432
           #World Wrestling Entertainment, Inc.     3,100       32,581
            Wyndham Worldwide Corp.                18,900      654,129
            Wynn Resorts, Ltd.                     11,860    1,745,199
            Yum! Brands, Inc.                      46,117    2,473,716
           *Zale Corp.                              2,400        8,832
           #*Zumiez, Inc.                           2,100       59,031
                                                          ------------
         Total Consumer Discretionary                      180,122,370
                                                          ------------

         Consumer Staples -- (8.3%)
           *Alberto-Culver Co.                     10,350      386,469
            Alico, Inc.                               496       12,792
           *Alliance One International, Inc.       11,189       44,644
            Altria Group, Inc.                    214,700    5,762,548
            Andersons, Inc. (The)                   1,200       59,580
            Archer-Daniels-Midland Co.             66,290    2,454,056
            Avon Products, Inc.                    42,300    1,242,774
            B&G Foods, Inc.                         4,970       89,858
           *BJ's Wholesale Club, Inc.               5,300      271,996
           *Boston Beer Co., Inc. Class A           1,000       94,260
            Brown-Forman Corp. Class A              6,986      492,234
            Brown-Forman Corp. Class B              8,363      600,965
            Bunge, Ltd.                            13,829    1,043,260
           #Calavo Growers, Inc.                    1,264       26,544
            Cal-Maine Foods, Inc.                   2,100       60,669
           #Campbell Soup Co.                      19,973      670,893
           #Casey's General Stores, Inc.            4,419      172,474
           *Central European Distribution Corp.     5,975       70,624
           *Central Garden & Pet Co.                2,800       27,356
           *Central Garden & Pet Co. Class A        6,940       69,539
           *Chiquita Brands International, Inc.     4,900       78,008
           *Church & Dwight Co., Inc.               7,350      606,228
           #Clorox Co.                             14,071      980,186
            Coca-Cola Bottling Co.                    300       21,135
            Coca-Cola Co. (The)                   203,830   13,750,372
            Coca-Cola Enterprises, Inc.            35,301    1,002,901
            Colgate-Palmolive Co.                  50,820    4,286,667
           #ConAgra, Inc.                          43,779    1,070,397
           *Constellation Brands, Inc. Class A     20,300      454,517
            Corn Products International, Inc.       8,033      442,618
            Costco Wholesale Corp.                 45,300    3,665,676
            CVS Caremark Corp.                    142,097    5,149,595

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
                                                      Shares      Value+
                                                      ------      -----

       Consumer Staples -- (Continued)
         *Darling International, Inc.                 11,864 $   191,841
         #*Dean Foods Co.                             16,650     186,313
         #Diamond Foods, Inc.                          2,435     159,736
         *Dole Food Co., Inc.                            700       9,667
          Dr. Pepper Snapple Group, Inc.              24,069     943,505
         *Elizabeth Arden, Inc.                        1,900      57,114
         *Energizer Holdings, Inc.                     6,400     483,392
          Estee Lauder Cos., Inc.                     12,000   1,164,000
          Farmer Brothers Co.                          1,300      15,639
         #Flowers Foods, Inc.                          7,918     241,974
          Fresh Del Monte Produce, Inc.                5,939     161,006
          General Mills, Inc.                         64,707   2,496,396
         #*Green Mountain Coffee, Inc.                12,558     840,884
          H.J. Heinz Co.                              33,000   1,690,590
         *Hain Celestial Group, Inc.                   4,000     136,040
         *Hansen Natural Corp.                         8,524     563,863
         #*Heckmann Corp.                              7,877      49,625
          Herbalife, Ltd.                              6,200     556,636
          Hershey Co. (The)                           16,780     968,374
          Hormel Foods Corp.                          14,600     429,386
        .#*HQ Sustainable Maritime Industries, Inc.    1,600       4,448
          Imperial Sugar Co.                           1,726      23,612
          Ingles Markets, Inc.                         1,610      30,606
          Inter Parfums, Inc.                          1,460      27,784
          J & J Snack Foods Corp.                      1,691      85,937
          J.M. Smucker Co.                            12,176     914,052
         *John B. Sanfilippo & Son, Inc.               1,301      14,311
          Kellogg Co.                                 26,835   1,536,840
          Kimberly-Clark Corp.                        40,410   2,669,485
          Kraft Foods, Inc. Class A                  181,372   6,090,472
          Kroger Co. (The)                            62,300   1,514,513
         #Lancaster Colony Corp.                       1,900     116,109
         *Lifeway Foods, Inc.                            315       3,021
          Lorillard, Inc.                             15,108   1,609,002
         *Mannatech, Inc.                              1,270       2,121
          McCormick & Co., Inc. Non-Voting            12,614     619,600
         *McCormick & Co., Inc. Voting                   607      29,737
          Mead Johnson Nutrition Co.                  21,200   1,417,856
         #*Medifast, Inc.                              2,100      41,475
          MGP Ingredients, Inc.                          233       2,034
          Molson Coors Brewing Co. Class B            15,705     765,619
          Nash-Finch Co.                               1,300      48,386
          National Beverage Corp.                      2,420      33,686
         *Natural Alternatives International, Inc.     1,000       4,540
          Nu Skin Enterprises, Inc. Class A            7,621     244,558
         *Nutraceutical International Corp.            1,559      24,726
          Oil-Dri Corp. of America                       641      14,160
         *Omega Protein Corp.                          2,100      27,048
         *Overhill Farms, Inc.                         2,000      12,320
         *Pantry, Inc.                                 3,100      47,988
          PepsiCo, Inc.                              154,719  10,658,592
          Philip Morris International, Inc.          186,343  12,939,658
         *Physicians Formula Holdings, Inc.            1,158       6,137
         *Pilgrim's Pride Corp.                          400       2,352
         *Prestige Brands Holdings, Inc.               4,300      49,665
          PriceSmart, Inc.                             1,900      79,116
         #Procter & Gamble Co. (The)                 289,227  18,770,832
         *Ralcorp Holdings, Inc.                       5,695     443,071
          Reliv' International, Inc.                   1,707       3,295
         #*Revlon, Inc.                                2,500      43,050
          Reynolds American, Inc.                     35,900   1,332,249

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
                                                     Shares       Value+
                                                     ------       -----

        Consumer Staples -- (Continued)
          #Rocky Mountain Chocolate Factory, Inc.       950 $     10,032
           Ruddick Corp.                              4,800      199,296
          #Safeway, Inc.                             39,700      965,107
          #Sanderson Farms, Inc.                      2,350      111,860
           Sara Lee Corp.                            60,853    1,168,378
          *Smart Balance, Inc.                        8,197       39,182
          *Smithfield Foods, Inc.                    15,600      367,536
           Snyders-Lance, Inc.                        2,696       53,246
           Spartan Stores, Inc.                       2,181       34,045
          *Spectrum Brands Holdings, Inc.             4,113      133,672
          #SUPERVALU, Inc.                           20,097      226,292
          *Susser Holdings Corp.                      1,000       13,790
           Sysco Corp.                               56,031    1,619,856
           Tasty Baking Co.                             785        3,128
          #Tootsie Roll Industries, Inc.              2,658       78,783
          *TreeHouse Foods, Inc.                      3,830      232,366
           Tyson Foods, Inc. Class A                 29,240      581,876
          *United Natural Foods, Inc.                 4,776      203,887
           United-Guardian, Inc.                        600        8,544
          #Universal Corp.                            2,600      112,788
          *USANA Health Sciences, Inc.                  955       35,622
          #Vector Group, Ltd.                         3,783       69,456
           Walgreen Co.                              95,925    4,097,916
          #Wal-Mart Stores, Inc.                    182,930   10,057,491
           WD-40 Co.                                  1,600       66,400
           Weis Markets, Inc.                         1,930       79,651
           Whole Foods Market, Inc.                  15,383      965,437
          *Winn-Dixie Stores, Inc.                    7,429       52,672
                                                            ------------
        Total Consumer Staples                               140,400,188
                                                            ------------

        Energy -- (11.2%)
           Adams Resources & Energy, Inc.               500       14,710
           Alon USA Energy, Inc.                      1,957       26,909
          #*Alpha Natural Resources, Inc.            12,228      711,303
           Anadarko Petroleum Corp.                  51,550    4,069,357
           Apache Corp.                              37,625    5,018,046
          *Approach Resources, Inc.                   2,049       60,323
           Arch Coal, Inc.                           16,500      565,950
          #*ATP Oil & Gas Corp.                       4,679       83,193
          *Atwood Oceanics, Inc.                      6,200      278,566
           Baker Hughes, Inc.                        45,794    3,544,914
          *Basic Energy Services, Inc.                4,350      133,719
           Berry Petroleum Corp. Class A              4,900      260,337
          *Bill Barrett Corp.                         4,720      196,966
          *Bolt Technology Corp.                      1,050       15,372
          #*BPZ Resources, Inc.                      10,000       47,600
          *Brigham Exploration Co.                   11,900      399,007
          *Bristow Group, Inc.                        3,356      155,718
          *Bronco Drilling Co., Inc.                  3,500       38,430
           Cabot Oil & Gas Corp.                     10,500      590,940
          *Cal Dive International, Inc.               9,937       78,105
          *Callon Petroleum Co.                       4,302       29,469
          *Cameron International Corp.               25,459    1,342,198
          #CARBO Ceramics, Inc.                       2,250      362,115
          *Carrizo Oil & Gas, Inc.                    3,100      123,504
           Chesapeake Energy Corp.                   69,338    2,334,610
           Chevron Corp.                            208,996   22,872,522
           Cimarex Energy Co.                         8,833      976,841
          *Clayton Williams Energy, Inc.              1,100       99,627
          *Cloud Peak Energy, Inc.                    4,750       98,895
          *Cobalt International Energy, Inc.          9,126      127,764

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
                                                    Shares      Value+
                                                    ------      -----

         Energy -- (Continued)
           *Complete Production Services, Inc.       6,300 $   213,822
           #*Comstock Resources, Inc.                5,500     176,330
           *Concho Resources, Inc.                  10,200   1,089,870
            ConocoPhillips                         144,255  11,386,047
            Consol Energy, Inc.                     23,500   1,271,115
           *Contango Oil & Gas Co.                   1,700     105,264
           #*Continental Resources, Inc.             4,690     322,109
           *CREDO Petroleum Corp.                    1,576      18,219
           *Crimson Exploration, Inc.                3,820      15,471
            Crosstex Energy, Inc.                    5,400      56,970
           *CVR Energy, Inc.                         5,771     128,289
           *Dawson Geophysical Co.                     600      26,760
            Delek US Holdings, Inc.                  2,094      28,122
           *Denbury Resources, Inc.                 38,370     866,011
            Devon Energy Corp.                      41,884   3,811,444
            DHT Holdings, Inc.                       1,559       6,750
           #Diamond Offshore Drilling, Inc.          7,100     538,677
           *Double Eagle Petroleum Co.                 267       2,718
           *Dresser-Rand Group, Inc.                 8,200     430,828
           *Dril-Quip, Inc.                          3,200     244,992
            El Paso Corp.                           73,683   1,430,187
           #*Endeavour International Corp.           2,114      30,653
           *Energy Partners, Ltd.                    2,361      42,994
           *ENGlobal Corp.                           3,900      15,912
           #EOG Resources, Inc.                     26,300   2,969,533
           *Evolution Petroleum Corp.                  347       2,752
            EXCO Resources, Inc.                    17,150     359,292
           *Exterran Holdings, Inc.                  6,100     132,431
            Exxon Mobil Corp.                      515,634  45,375,792
           *FMC Technologies, Inc.                  24,764   1,151,031
           #*Forest Oil Corp.                       11,189     401,797
            Frontier Oil Corp.                       9,600     268,224
           *FX Energy, Inc.                          4,100      33,661
           *General Maritime Corp.                   3,300       7,062
           *Geokinetics, Inc.                          900       8,595
           #*GeoResources, Inc.                      2,107      61,145
           *Global Industries, Ltd.                 11,300     111,418
           #*GMX Resources, Inc.                     4,200      24,696
           #*Goodrich Petroleum Corp.                2,870      64,489
           #*Green Plains Renewable Energy, Inc.       977      12,232
            Gulf Island Fabrication, Inc.            1,100      38,874
           *Gulfmark Offshore, Inc.                  2,800     119,196
           *Gulfport Energy Corp.                    4,900     166,796
            Halliburton Co.                         95,623   4,827,049
           *Harvest Natural Resources, Inc.          4,500      62,190
           *Helix Energy Solutions Group, Inc.      10,266     194,335
            Helmerich & Payne, Inc.                 11,191     742,411
           *Hercules Offshore, Inc.                  9,300      58,358
            Hess Corp.                              31,521   2,709,545
           *HKN, Inc.                                1,513       4,675
           #Holly Corp.                              5,400     312,660
           *Hornbeck Offshore Services, Inc.         2,700      78,921
           *International Coal Group, Inc.          17,282     190,620
           *ION Geophysical Corp.                    9,600     121,344
           #*James River Coal Co.                    2,490      58,067
           #*Key Energy Services, Inc.              14,745     268,359
           *Kodiak Oil & Gas Corp.                   8,200      57,564
           #*L&L Energy, Inc.                        2,600      18,070
            Lufkin Industries, Inc.                  3,400     313,922
            Marathon Oil Corp.                      73,665   3,980,857
           #Massey Energy Co.                        9,900     675,576

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CONTINUED


                                                    Shares      Value+
                                                    ------      -----

          Energy -- (Continued)
            *Matrix Service Co.                      2,900 $    41,934
            #*McMoran Exploration Co.               13,700     250,847
            *Mitcham Industries, Inc.                1,600      25,568
             Murphy Oil Corp.                       18,624   1,442,988
            *Nabors Industries, Ltd.                28,957     887,242
             National-Oilwell, Inc.                 44,379   3,403,426
            *Natural Gas Services Group, Inc.        1,600      28,848
            *Newfield Exploration Co.               13,600     962,880
            *Newpark Resources, Inc.                 9,500      85,785
             Noble Energy, Inc.                     17,942   1,727,276
             Occidental Petroleum Corp.             84,620   9,671,220
            *Oceaneering International, Inc.         5,600     489,552
            *Oil States International, Inc.          5,200     431,652
             Overseas Shipholding Group, Inc.        2,700      75,222
            *OYO Geospace Corp.                        500      46,640
             Panhandle Oil & Gas, Inc.               1,000      30,260
            *Parker Drilling Co.                    12,107      86,323
            *Patriot Coal Corp.                      9,292     233,973
             Patterson-UTI Energy, Inc.             14,800     460,428
             Peabody Energy Corp.                   28,323   1,892,543
             Penn Virginia Corp.                     3,900      60,294
            #*Petrohawk Energy Corp.                30,604     826,614
            *Petroleum Development Corp.             1,200      47,784
            #*PetroQuest Energy, Inc.                5,400      47,304
            *PHI, Inc. Non-Voting                    1,795      40,172
            *Pioneer Drilling Co.                    4,800      74,400
             Pioneer Natural Resources Co.          11,907   1,217,253
            *Plains Exploration & Production Co.    13,993     532,294
            *PostRock Energy Corp.                   1,042       8,367
            *Pride International, Inc.              17,306     759,906
             QEP Resources, Inc.                    18,500     790,505
            *Quicksilver Resources, Inc.            12,500     185,625
            #*RAM Energy Resources, Inc.             5,600      11,536
             Range Resources Corp.                  16,400     925,780
            *Rex Energy Corp.                        4,000      51,320
            *Rosetta Resources, Inc.                 5,600     257,208
            *Rowan Cos., Inc.                       12,681     528,798
            #RPC, Inc.                              15,450     417,922
            #*SandRidge Energy, Inc.                39,458     487,701
             Schlumberger, Ltd.                    142,466  12,786,324
             SEACOR Holdings, Inc.                   2,000     197,660
            #*Seahawk Drilling, Inc.                 1,319       9,695
            *SemGroup Corp. Class A                    577      16,185
             Ship Finance International, Ltd.        7,500     149,925
             SM Energy Co.                           6,400     485,504
             Southern Union Co.                     12,146     363,166
            *Southwestern Energy Co.                35,694   1,565,539
             Spectra Energy Corp.                   68,462   1,988,136
            *Stone Energy Corp.                      4,000     141,440
             Sunoco, Inc.                           12,087     515,631
            *Superior Energy Services, Inc.          8,200     315,044
            *Swift Energy Corp.                      3,830     150,098
             Teekay Corp.                            6,777     230,350
            *Tesoro Petroleum Corp.                 13,900     376,968
            *Tetra Technologies, Inc.                8,150     120,376
            *TGC Industries, Inc.                    1,588      13,069
             Tidewater, Inc.                         5,500     327,305
            *Ultra Petroleum Corp.                  15,809     802,939
            *Union Drilling, Inc.                    1,000      13,560
            *Unit Corp.                              4,000     252,080
            #*Uranium Energy Corp.                   2,421       8,425

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       Shares       Value+
                                                       ------       -----

     Energy -- (Continued)
       *USEC, Inc.                                     14,099 $     64,573
       *VAALCO Energy, Inc.                             7,100       49,487
        Valero Energy Corp.                            59,002    1,669,757
       *Venoco, Inc.                                    2,900       53,911
       #W&T Offshore, Inc.                              4,700      126,007
       *Warren Resources, Inc.                          5,600       25,368
       *Weatherford International, Ltd.                70,300    1,517,074
       #*Western Refining, Inc.                         3,300       55,968
       *Westmoreland Coal Co.                             837       15,669
       *Whiting Petroleum Corp.                        11,900      827,050
       *Willbros Group, Inc.                            4,500       48,375
        Williams Cos., Inc. (The)                      61,900    2,053,223
        World Fuel Services Corp.                       6,650      263,207
                                                              ------------
     Total Energy                                              190,044,581
                                                              ------------

     Financials -- (11.9%)
        1st Source Corp.                                1,990       42,228
       *1st United Bancorp, Inc.                          973        6,782
        Abington Bancorp, Inc.                          3,259       39,499
        ACE, Ltd.                                      30,877    2,076,478
        Advance America Cash Advance Centers, Inc.      6,515       38,308
       #*Affiliated Managers Group, Inc.                5,350      583,578
       *Affirmative Insurance Holdings, Inc.            1,600        3,952
        Aflac, Inc.                                    48,813    2,742,802
       *Allegheny Corp.                                   690      226,852
       *Allied World Assurance Co. Holdings, Ltd.       4,100      266,377
        Allstate Corp. (The)                           53,167    1,799,171
        Alterra Capital Holdings, Ltd.                  8,300      182,434
       *Altisource Portfolio Solutions SA.                200        6,496
       *American Capital, Ltd.                         34,019      349,375
       #American Equity Investment Life Holding Co.     3,790       48,739
        American Express Co.                          113,409    5,566,114
        American Financial Group, Inc.                  7,950      284,371
       #*American International Group, Inc.            12,500      389,375
        American National Insurance Co.                 1,200       94,920
       *American River Bankshares                         882        5,512
       *American Safety Insurance Holdings, Ltd.        1,000       20,360
        Ameriprise Financial, Inc.                     26,340    1,634,660
       *Ameris Bancorp                                  1,951       19,393
       *AMERISAFE, Inc.                                 2,673       59,688
       *AmeriServe Financial, Inc.                        100          240
       #AmTrust Financial Services, Inc.                3,100       59,830
        AON Corp.                                      31,235    1,629,530
       *Arch Capital Group, Ltd.                        5,170      537,680
        Argo Group International Holdings, Ltd.         4,180      131,294
        Arrow Financial Corp.                           1,129       28,056
       #*Artio Global Investors, Inc.                   2,054       33,747
       #Aspen Insurance Holdings, Ltd.                  7,690      219,703
       *Asset Acceptance Capital Corp.                  2,117       12,025
        Associated Banc-Corp.                          15,857      231,512
        Assurant, Inc.                                 10,800      428,760
        Assured Guaranty, Ltd.                         16,300      277,100
        Asta Funding, Inc.                                400        3,244
        Astoria Financial Corp.                         7,820      113,155
       *Atlantic Coast Financial Corp.                    137        1,337
       *Avatar Holdings, Inc.                           1,000       18,000
        Axis Capital Holdings, Ltd.                    11,440      404,518
       *B of I Holding, Inc.                              900       15,120
        Baldwin & Lyons, Inc. Class B                     219        5,057
        BancFirst Corp.                                 1,400       56,378
       *Bancorp, Inc.                                   1,609       15,752

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CONTINUED


                                                       Shares      Value+
                                                       ------      -----

      Financials -- (Continued)
         BancorpSouth, Inc.                             9,703 $   131,476
        *BancTrust Financial Group, Inc.                2,903       7,257
         Bank Mutual Corp.                              6,120      25,031
         Bank of America Corp.                        924,879  11,357,514
        #Bank of Hawaii Corp.                           4,800     234,192
         Bank of New York Mellon Corp. (The)          131,138   3,797,756
         Bank of the Ozarks, Inc.                       1,900      84,607
         BankFinancial Corp.                            2,730      24,952
         Banner Corp.                                   4,453      12,246
        #BB&T Corp.                                    73,475   1,977,947
        *Beneficial Mutual Bancorp, Inc.                4,932      42,563
        #*Berkshire Hathaway, Inc.                     91,240   7,600,292
         Berkshire Hills Bancorp, Inc.                  1,829      40,787
         BGC Partners, Inc. Class A                     5,300      51,145
        *BlackRock, Inc.                                9,615   1,883,963
        *BOK Financial Corp.                            2,566     137,999
         Boston Private Financial Holdings, Inc.        7,520      52,565
         Brookline Bancorp, Inc.                        7,647      70,505
         Brooklyn Federal Bancorp, Inc.                   100          55
        *Brown & Brown, Inc.                           14,100     364,485
         Bryn Mawr Bank Corp.                             549      11,062
         Calamos Asset Management, Inc.                 1,676      27,269
         Camden National Corp.                            900      31,095
         Capital City Bank Group, Inc.                  1,069      11,973
         Capital One Financial Corp.                   47,901   2,621,622
         Capital Southwest Corp.                          344      33,107
         CapitalSource, Inc.                           24,876     166,172
        *Capitol Federal Financial, Inc.                7,359      83,304
         Cardinal Financial Corp.                       2,805      31,528
         Cash America International, Inc.               2,635     125,031
         Cathay General Bancorp.                        5,114      87,194
        *CB Richard Ellis Group, Inc.                  30,165     805,707
         Center Bancorp, Inc.                           1,915      18,307
        *Center Financial Corp.                         2,700      19,683
         CenterState Banks of Florida, Inc.             1,000       6,220
        #Charles Schwab Corp. (The)                   107,434   1,967,117
         Chemical Financial Corp.                       3,399      68,422
        #Chubb Corp.                                   31,417   2,048,074
        #Cincinnati Financial Corp.                    14,709     465,981
        *CIT Group, Inc.                               17,961     762,624
        *Citigroup, Inc.                            3,028,338  13,900,071
        *Citizens Community Bancorp, Inc.                 600       3,195
        *Citizens, Inc.                                 6,045      45,035
         City Holding Co.                               1,500      51,150
        #*City National Corp.                           5,000     285,550
         Clifton Savings Bancorp, Inc.                  1,950      22,347
         CME Group, Inc.                                7,100   2,099,967
         CNA Financial Corp.                           26,036     808,157
        *CNA Surety Corp.                               2,602      68,927
         CNB Financial Corp.                              280       3,884
        *CNO Financial Group, Inc.                     16,500     132,990
        #CoBiz Financial, Inc.                          3,100      21,049
        #Cohen & Steers, Inc.                           1,900      59,774
         Columbia Banking System, Inc.                  2,213      41,737
        #Comerica, Inc.                                16,700     633,431
         Commerce Bancshares, Inc.                      8,328     354,440
        #Community Bank System, Inc.                    3,381      84,593
         Community Trust Bancorp, Inc.                  1,590      44,997
        *CompuCredit Holdings Corp.                     1,880       8,009
         Consolidated-Tokoma Land Co.                     681      21,063
        #*Cowen Group, Inc.                             2,700      11,232

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CONTINUED


                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)
             Crawford & Co. Class A                   3,000 $    9,930
             Crawford & Co. Class B                   1,800      8,370
            *Credit Acceptance Corp.                  1,274    103,067
            #Cullen Frost Bankers, Inc.               5,320    315,157
            #CVB Financial Corp.                      9,813     95,579
             Danvers Bancorp, Inc.                    2,435     54,909
             Delphi Financial Group, Inc. Class A     4,900    156,555
             Diamond Hill Investment Group, Inc.        293     24,026
             Dime Community Bancshares, Inc.          2,700     41,742
             Discover Financial Services             56,800  1,410,912
            *Dollar Financial Corp.                   3,000     68,970
             Donegal Group, Inc. Class A              1,374     18,741
             Duff & Phelps Corp.                      2,200     33,858
            *E*Trade Financial Corp.                 21,390    347,374
             East West Bancorp, Inc.                 14,046    296,792
             Eastern Insurance Holdings, Inc.            64        858
            #*Eaton Vance Corp.                      12,070    407,604
            *eHealth, Inc.                            2,800     38,080
             EMC Insurance Group, Inc.                  866     18,887
             Employers Holdings, Inc.                 3,900     78,624
            *Encore Bancshares, Inc.                    300      3,630
            *Encore Capital Group, Inc.               1,609     48,173
            *Endurance Specialty Holdings, Ltd.       3,900    172,926
            *Enstar Group, Ltd.                         952    106,767
             Enterprise Financial Services Corp.      1,766     26,313
             Epoch Holding Corp.                      1,833     31,784
            *Erie Indemnity Co.                       3,200    231,776
             ESSA Bancorp, Inc.                       2,256     28,313
             Evercore Partners, Inc. Class A          2,000     69,780
             Everest Re Group, Ltd.                   5,800    528,496
            *EzCorp, Inc.                             3,723    117,237
            #F.N.B. Corp.                             8,209     89,889
             FBL Financial Group, Inc. Class A        2,100     64,050
             Federal Agricultural Mortgage Corp.      1,781     33,750
            #Federated Investors, Inc. Class B        9,762    251,664
            #Fidelity National Financial, Inc.       22,699    350,473
            *Fidelity Southern Corp.                  1,055      7,935
             Fifth Third Bancorp.                    96,999  1,287,177
             Financial Institutions, Inc.               600     10,200
            *First Acceptance Corp.                     181        328
            *First American Financial Corp.           9,349    145,844
             First Bancorp.                           1,500     20,940
             First Busey Corp.                        3,789     19,892
            *First Cash Financial Services, Inc.      3,522    138,203
             First Citizens BancShares, Inc.            100     20,001
             First Commonwealth Financial Corp.       7,145     44,299
             First Community Bancshares, Inc.         1,100     16,346
            *First Defiance Financial Corp.           1,538     21,040
             First Financial Bancorp.                 4,812     79,302
            #First Financial Bankshares, Inc.         2,390    132,454
             First Financial Corp.                    1,300     41,808
             First Financial Holdings, Inc.           1,825     20,038
            *First Financial Northwest, Inc.          3,660     22,838
            #First Horizon National Corp.            23,830    260,938
            *First Marblehead Corp. (The)               700      1,505
             First Merchants Corp.                    1,745     16,176
             First Midwest Bancorp, Inc.              5,100     66,810
             First Niagara Financial Group, Inc.     31,619    455,314
            *First Place Financial Corp.                869      1,564
            *First Security Group, Inc.                 728        633
             First South Bancorp, Inc.                1,685      7,549

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CONTINUED

                                                      Shares     Value+
                                                      ------     -----

        Financials -- (Continued)
          #FirstMerit Corp.                            9,666 $  168,865
           Flagstone Reinsurance Holdings SA           3,394     28,544
           Flushing Financial Corp.                    1,928     28,380
          *Forest City Enterprises, Inc. Class A      13,404    257,491
          *Forest City Enterprises, Inc. Class B       3,286     63,009
          *Forestar Group, Inc.                        1,569     30,862
          *FPIC Insurance Group, Inc.                  1,300     47,996
           Franklin Resources, Inc.                   16,342  2,110,079
           Fulton Financial Corp.                     18,759    219,105
           Gallagher (Arthur J.) & Co.                11,325    337,258
           GAMCO Investors, Inc.                         367     18,882
          *Genworth Financial, Inc. Class A           47,300    576,587
           German American Bancorp, Inc.               1,718     29,979
           GFI Group, Inc.                             6,300     32,193
          #Glacier Bancorp, Inc.                       5,234     78,667
          *Gleacher & Co., Inc.                        6,274     11,858
          *Global Indemnity P.L.C.                     1,026     26,204
           Goldman Sachs Group, Inc. (The)            51,600  7,792,116
           Great Southern Bancorp, Inc.                1,100     22,770
          #*Greene Bancshares, Inc.                      700      1,421
          #Greenhill & Co., Inc.                       2,800    165,200
          *Greenlight Capital Re, Ltd.                 3,500     98,525
          *Guaranty Bancorp                              207        298
          *Hallmark Financial Services, Inc.           2,534     21,666
           Hampden Bancorp, Inc.                         504      6,804
           Hancock Holding Co.                         3,700    120,842
           Hanover Insurance Group, Inc.               5,069    214,013
           Harleysville Group, Inc.                    1,675     53,734
          *Harris & Harris Group, Inc.                 3,600     18,792
           Hartford Financial Services Group, Inc.    44,724  1,295,654
           HCC Insurance Holdings, Inc.               12,425    404,310
           Heartland Financial USA, Inc.               1,732     27,227
          *Heritage Commerce Corp.                       841      4,398
          *Heritage Financial Corp.                      905     13,340
           Heritage Financial Group, Inc.              1,473     17,794
          *HFF, Inc.                                   3,404     50,958
          *Hilltop Holdings, Inc.                      7,200     69,840
           Home Bancshares, Inc.                       2,952     70,759
           Home Federal Bancorp, Inc.                  2,521     30,630
           HopFed Bancorp, Inc.                          204      1,828
           Horace Mann Educators Corp.                 2,800     50,064
           Hudson City Bancorp, Inc.                  51,466    490,471
           Hudson Valley Holding Corp.                   468     10,581
           Huntington Bancshares, Inc.                79,700    541,163
           IBERIABANK Corp.                            1,925    115,519
           Independence Holding Co.                    2,400     18,624
           Independent Bank Corp.                      1,972     57,799
           Infinity Property & Casualty Corp.            800     47,280
           Interactive Brokers Group, Inc.             4,380     76,825
          *IntercontinentalExchange, Inc.              6,361    765,546
           International Bancshares Corp.              6,326    111,464
          *Internet Capital Group, Inc.                3,900     54,171
          *Intervest Bancshares Corp.                    254        871
          *INTL FCStone, Inc.                          1,415     37,469
          #Invesco, Ltd.                              45,268  1,125,815
          *Investment Technology Group, Inc.           3,824     65,429
          *Investors Bancorp, Inc.                     3,800     57,152
          #*Janus Capital Group, Inc.                 17,800    216,626
          #*Jefferies Group, Inc.                     12,073    291,804
           JMP Group, Inc.                             2,391     20,563
          *Jones Lang LaSalle, Inc.                    4,300    440,234

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CONTINUED


                                                     Shares      Value+
                                                     ------      -----

         Financials -- (Continued)
            JPMorgan Chase & Co.                    415,272 $18,948,861
            Kaiser Federal Financial Group, Inc.        784       9,847
            KBW, Inc.                                 3,585      81,451
            Kearny Financial Corp.                    3,923      37,543
            KeyCorp.                                 88,058     763,463
           *Knight Capital Group, Inc.                9,475     129,997
            Lakeland Bancorp, Inc.                    2,702      28,884
            Lakeland Financial Corp.                  1,700      37,247
            Legacy Bancorp, Inc.                      1,200      16,272
            Legg Mason, Inc.                         15,974     593,434
           #Leucadia National Corp.                  22,000     850,520
            Life Partners Holdings, Inc.              1,000       7,010
            Lincoln National Corp.                   29,718     928,093
            LNB Bancorp, Inc.                           634       3,696
            Loews Corp.                              34,955   1,547,108
           *Louisiana Bancorp, Inc.                     200       3,008
           #M&T Bank Corp.                            8,287     732,322
           #*Macatawa Bank Corp.                        443       1,147
            Maiden Holdings, Ltd.                     3,801      28,317
            MainSource Financial Group, Inc.          1,600      15,408
           *Markel Corp.                                893     372,631
           *Market Leader, Inc.                         900       2,124
            MarketAxess Holdings, Inc.                3,416      83,180
           *Marlin Business Services Corp.            1,200      14,628
           #Marsh & McLennan Cos., Inc.              56,287   1,704,370
            Marshall & Ilsley Corp.                  47,032     384,251
            MB Financial, Inc.                        3,900      80,691
           #*MBIA, Inc.                              19,100     197,112
            MCG Capital Corp.                         4,800      31,680
            Meadowbrook Insurance Group, Inc.         6,115      62,618
            Medallion Financial Corp.                 3,100      28,613
            Merchants Bancshares, Inc.                  694      18,669
            Mercury General Corp.                     3,136     124,625
           *Meridian Interstate Bancorp, Inc.         2,177      30,391
            MetLife, Inc.                           104,586   4,893,579
           *Metro Bancorp, Inc.                         200       2,500
           *MF Global Holdings, Ltd.                 12,100     101,761
           #*MGIC Investment Corp.                   15,500     134,230
            MidSouth Bancorp, Inc.                      900      12,744
            Montpelier Re Holdings, Ltd.              8,700     157,383
           #Moody's Corp.                            20,870     816,852
            Morgan Stanley                          144,455   3,777,498
           #*MSCI, Inc.                              11,876     421,242
           *Nara Bancorp, Inc.                        1,706      16,770
           *NASDAQ OMX Group, Inc. (The)             14,630     396,473
           #*National Financial Partners Corp.        3,900      62,751
            National Interstate Corp.                   991      22,288
            National Penn Bancshares, Inc.           10,344      84,924
           *Navigators Group, Inc. (The)              1,900      98,477
            NBT Bancorp, Inc.                         3,984      90,038
            Nelnet, Inc. Class A                      2,640      60,799
            New England Bancshares, Inc.              1,000       9,700
            New Westfield Financial, Inc.             4,099      37,219
           *New York Community Bancorp, Inc.         40,175     666,905
           *NewStar Financial, Inc.                   3,834      45,816
            Northeast Community Bancorp, Inc.         1,726      10,943
            Northern Trust Corp.                     22,714   1,135,473
            Northfield Bancorp, Inc.                  3,409      47,965
            Northrim Bancorp, Inc.                      600      12,006
            Northwest Bancshares, Inc.               10,509     132,308
            NYSE Euronext, Inc.                      24,523     982,146

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CONTINUED


                                                        Shares     Value+
                                                        ------     -----

       Financials -- (Continued)
          OceanFirst Financial Corp.                       900 $   13,050
         *Ocwen Financial Corp.                          8,900    106,533
          Old National Bancorp.                          6,203     64,201
          Old Republic International Corp.              24,986    316,573
         *OmniAmerican Bancorp, Inc.                       326      4,874
          OneBeacon Insurance Group, Ltd.                3,200     44,960
          Oppenheimer Holdings, Inc. Class A               400     12,284
          optionsXpress Holdings, Inc.                   4,545     83,810
          Oriental Financial Group, Inc.                 3,500     45,360
          Oritani Financial Corp.                        6,231     76,392
          Pacific Continental Corp.                      1,300     12,415
         #*Pacific Mercantile Bancorp.                   1,425      6,128
          PacWest Bancorp.                               2,792     64,188
          Park National Corp.                            1,200     82,896
          PartnerRe, Ltd.                                6,800    546,448
         #*Patriot National Bancorp.                       200        392
          Peapack-Gladstone Financial Corp.              1,228     16,320
         *Penson Worldwide, Inc.                         2,800     16,996
          Peoples Bancorp, Inc.                          1,197     16,315
         #People's United Financial, Inc.               40,200    550,338
         *PHH Corp.                                      7,358    157,903
         *Phoenix Cos., Inc. (The)                       7,000     18,830
         *PICO Holdings, Inc.                            1,800     57,816
         #*Pinnacle Financial Partners, Inc.             3,495     56,165
         *Piper Jaffray Cos., Inc.                       1,704     61,088
          Platinum Underwriters Holdings, Ltd.           4,187    158,310
         #*PMI Group, Inc. (The)                        11,400     24,624
          PNC Financial Services Group, Inc.            55,634  3,468,224
         *Popular, Inc.                                 98,348    309,796
         #*Portfolio Recovery Associates, Inc.           2,000    180,520
         *Preferred Bank                                 1,269      2,068
          Presidential Life Corp.                        2,200     24,508
         *Primerica, Inc.                                1,156     26,727
         #Principal Financial Group, Inc.               31,700  1,069,875
          PrivateBancorp, Inc.                           3,982     62,677
         *ProAssurance Corp.                             3,400    225,760
          Progressive Corp.                             66,336  1,455,412
          Prosperity Bancshares, Inc.                    4,800    220,080
          Protective Life Corp.                          8,300    223,353
          Provident Financial Services, Inc.             5,262     76,404
          Provident New York Bancorp.                    3,935     36,910
          Prudential Financial, Inc.                    51,126  3,242,411
          Pulaski Financial Corp.                          342      2,510
          Pzena Investment Management, Inc. Class A        566      4,120
          QC Holdings, Inc.                              1,034      5,077
         #Radian Group, Inc.                             8,700     51,591
         #Raymond James Financial, Inc.                 10,375    389,062
          Regions Financial Corp.                      117,704    863,947
          Reinsurance Group of America, Inc.             7,190    455,127
         #RenaissanceRe Holdings, Ltd.                   5,500    386,540
          Renasant Corp.                                 2,122     35,607
          Republic Bancorp, Inc. Class A                   805     17,533
         *Republic First Bancorp, Inc.                     500      1,395
          Resource America, Inc.                         2,228     13,702
         *Riverview Bancorp, Inc.                        1,205      3,784
         #RLI Corp.                                      1,944    115,163
         *Rockville Financial, Inc.                      1,366     13,564
         *Rodman & Renshaw Capital Group, Inc.           1,800      3,546
          Roma Financial Corp.                           1,757     18,554
          S&T Bancorp, Inc.                              3,682     75,150
         #S.Y. Bancorp, Inc.                             1,733     43,273

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CONTINUED


                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)
            *Safeguard Scientifics, Inc.              1,767 $   34,545
             Safety Insurance Group, Inc.             2,045     95,747
             Sanders Morris Harris Group, Inc.        2,800     24,164
             Sandy Spring Bancorp, Inc.               1,969     35,186
             SCBT Financial Corp.                       933     30,080
             SeaBright Holdings, Inc.                 2,360     24,119
            *SEI Investments Co.                     13,478    300,964
             Selective Insurance Group, Inc.          5,100     89,964
             SI Financial Group, Inc.                 1,347     13,403
            *Signature Bank.                          4,206    244,831
             Simmons First National Corp.             1,469     38,767
            *SLM Corp.                               52,347    868,437
             Somerset Hills Bancorp.                    992      8,819
            *Southern Community Financial Corp.         700        973
             Southside Bancshares, Inc.               1,977     43,003
            *Southwest Bancorp, Inc.                  1,600     22,688
            #*St. Joe Co. (The)                       9,102    237,744
            #StanCorp Financial Group, Inc.           4,400    189,640
             State Auto Financial Corp.               2,200     37,356
             State Bancorp, Inc.                      2,047     27,020
             State Street Corp.                      53,101  2,471,852
             StellarOne Corp.                         2,851     39,914
             Sterling Bancorp.                        2,599     26,900
             Sterling Bancshares, Inc.                8,000     71,120
             Stewart Information Services Corp.         500      5,070
            #*Stifel Financial Corp.                  5,161    235,754
             Suffolk Bancorp.                           900     14,769
            *Sun Bancorp, Inc.                        2,137      7,779
             SunTrust Banks, Inc.                    52,957  1,492,858
             Susquehanna Bancshares, Inc.             8,867     81,754
            *SVB Financial Group.                     4,191    253,304
             SWS Group, Inc.                          1,770     10,797
             Symetra Financial Corp.                  2,177     30,217
             Synovus Financial Corp.                 71,876    179,690
             T. Rowe Price Group, Inc.               27,206  1,747,986
            *Taylor Capital Group, Inc.                 730      7,256
            #*TCF Financial Corp.                    12,086    188,421
            #*TD Ameritrade Holding Corp.            23,798    512,609
            *Tejon Ranch Co.                          1,465     52,213
            *Tennessee Commerce Bancorp, Inc.           700      2,233
             Territorial Bancorp, Inc.                  271      5,439
            *Texas Capital Bancshares, Inc.           4,203    108,437
            *TFS Financial Corp.                     11,420    124,250
            *Thomas Properties Group, Inc.            4,298     15,430
            *TIB Financial Corp.                         45        785
             Tompkins Financial Corp.                   934     38,051
            #Torchmark Corp.                          8,400    562,128
             Tower Bancorp, Inc.                        250      5,428
             Tower Group, Inc.                        4,921    112,543
            #TowneBank                                1,400     20,748
            *TradeStation Group, Inc.                 5,240     50,566
             Transatlantic Holdings, Inc.             6,479    319,350
             Travelers Cos., Inc. (The)              45,902  2,904,679
            *Tree.com, Inc.                             721      3,836
            #TriCo Bancshares.                        1,628     26,553
             Trustco Bank Corp.                       7,300     43,800
             Trustmark Corp.                          7,848    182,388
             U.S. Bancorp.                          200,215  5,169,551
             UMB Financial Corp.                      2,600    109,486
             Umpqua Holdings Corp.                    8,173     94,889
             Union First Market Bankshares Corp.      2,179     27,739

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CONTINUED


                                                     Shares       Value+
                                                     ------       -----

        Financials -- (Continued)
          #United Bankshares, Inc.                    3,563 $     93,208
          *United Community Financial Corp.             563          799
           United Financial Bancorp, Inc.             2,094       34,216
           United Fire & Casualty Co.                 2,765       54,747
          *United Security Bancshares                 1,485        4,900
           Unitrin, Inc.                              5,200      157,248
           Universal Insurance Holdings, Inc.         2,136       11,556
           Univest Corp. of Pennsylvania              1,893       31,840
           Unum Group                                32,600      863,248
           Validus Holdings, Ltd.                     5,769      187,723
          #Valley National Bancorp                   15,906      227,774
           ViewPoint Financial Group                 13,083      161,575
          *Virginia Commerce Bancorp, Inc.            2,610       15,686
          *Virtus Investment Partners, Inc.             650       34,326
           Waddell & Reed Financial, Inc.             9,300      381,393
           Washington Banking Co.                     1,539       21,531
           Washington Federal, Inc.                   9,784      157,425
           Washington Trust Bancorp, Inc.             1,700       39,831
          *Waterstone Financial, Inc.                 1,611        5,155
           Webster Financial Corp.                    7,208      155,116
           Wells Fargo & Co.                        521,728   15,187,502
           WesBanco, Inc.                             2,465       50,040
           Wesco Financial Corp.                        330      129,360
           West Bancorporation, Inc.                  2,033       15,837
          *West Coast Bancorp                         8,700       31,146
           Westamerica Bancorporation                 3,200      162,528
          *Western Alliance Bancorp.                  2,166       17,913
           Westwood Holdings Group, Inc.                700       26,355
           White Mountains Insurance Group, Ltd.        700      250,257
           Whitney Holding Corp.                      4,600       62,284
           Wilmington Trust Corp.                     6,599       29,761
          #*Wilshire Bancorp, Inc.                    2,428        9,712
          #Wintrust Financial Corp.                   2,250       75,802
          #*World Acceptance Corp.                    1,700      115,515
           WR Berkley Corp.                          13,631      444,507
           Xl Group P.L.C.                           30,038      733,528
          *Yadkin Valley Financial Corp.                471        1,079
           Zions Bancorporation                      17,164      419,660
          *ZipRealty, Inc.                            2,357        6,152
                                                            ------------
        Total Financials                                     202,391,904
                                                            ------------

        Health Care -- (10.4%)
          *Abaxis, Inc.                               2,103       61,092
           Abbott Laboratories                      159,700    8,310,788
          *ABIOMED, Inc.                              4,350       75,603
          *Accuray, Inc.                              5,798       51,544
          *Adolor Corp.                                 778        1,081
           Aetna, Inc.                               41,310    1,709,408
          *Affymax, Inc.                              2,611       17,076
          *Affymetrix, Inc.                           8,729       47,137
          *Agilent Technologies, Inc.                36,000    1,796,760
          #*Air Methods Corp.                         1,457       98,522
          *Albany Molecular Research, Inc.            3,400       16,626
          #*Alere, Inc.                               8,565      318,104
          *Alexion Pharmaceuticals, Inc.              9,400      910,766
          *Align Technology, Inc.                     6,100      147,254
          #*Alkermes, Inc.                            7,971      114,942
           Allergan, Inc.                            32,128    2,556,104
          *Alliance HealthCare Services, Inc.         5,000       22,100
          *Allscripts Healthcare Solutions, Inc.     17,960      386,858
          *Almost Family, Inc.                          812       28,152

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CONTINUED


                                                         Shares     Value+
                                                         ------     -----

     Health Care -- (Continued)
       *Alnylam Pharmaceuticals, Inc.                     3,400 $   34,884
       *Alphatec Holdings, Inc.                           7,600     24,168
       #*AMAG Pharmaceuticals, Inc.                       2,000     38,000
       #*Amedisys, Inc.                                   3,037    101,193
        America Services Group, Inc.                        900     23,220
       *American Dental Partners, Inc.                    1,985     26,182
       #*American Medical Systems Holdings, Inc.          7,100    209,450
       *AMERIGROUP Corp.                                  5,200    355,160
       #AmerisourceBergen Corp.                          28,520  1,159,053
       *Amgen, Inc.                                      95,771  5,444,581
       *Amicus Therapeutics, Inc.                         1,205      8,676
       *AMN Healthcare Services, Inc.                     6,328     54,611
       *Amsurg Corp.                                      3,550     95,353
        Analogic Corp.                                    1,441     83,102
       *AngioDynamics, Inc.                               3,150     51,345
       *Anika Therapeutics, Inc.                          1,888     15,746
       #*Anthera Pharmaceuticals, Inc.                    1,763     12,835
       #*Ardea Biosciences, Inc.                          1,477     41,873
       #*Ariad Pharmaceuticals, Inc.                     13,000    111,150
       *ArthroCare Corp.                                  2,000     70,660
       *Assisted Living Concepts, Inc.                      915     32,995
       *AtriCure, Inc.                                    1,383     18,698
        Bard (C.R.), Inc.                                 8,700    928,725
       #Baxter International, Inc.                       60,265  3,429,078
        Beckman Coulter, Inc.                             6,800    563,380
        Becton Dickinson & Co.                           23,000  1,976,620
       *BioClinica, Inc.                                  2,162     11,394
       *Biogen Idec, Inc.                                25,100  2,443,485
       #*BioMarin Pharmaceutical, Inc.                   11,420    307,084
       *BioMimetic Therapeutics, Inc.                       570      7,678
       *Bio-Rad Laboratories, Inc. Class A                2,213    276,891
       *Bio-Reference Labs, Inc.                          2,473     62,344
       *BioScrip, Inc.                                    2,900     13,369
       *Boston Scientific Corp.                         150,648  1,128,354
        Bristol-Myers Squibb Co.                        176,950  4,972,295
       *Brookdale Senior Living, Inc.                    10,600    288,744
       *Bruker BioSciences Corp.                          6,800    134,232
       #*BSD Medical Corp.                                  410      1,685
       *Caliper Life Sciences, Inc.                       1,000      6,690
       *Cambrex Corp.                                     3,827     20,130
        Cantel Medical Corp.                              1,444     37,443
       *Capital Senior Living Corp.                       3,849     35,680
       *Caraco Pharmaceutical Laboratories, Ltd.          2,173     11,365
        Cardinal Health, Inc.                            36,492  1,594,335
       *CareFusion Corp.                                 22,417    658,387
       *CAS Medical Systems, Inc.                         1,900      5,814
       *Catalyst Health Solutions, Inc.                   4,000    238,240
       *Celera Corp.                                      7,176     56,762
       *Celgene Corp.                                    48,670  2,865,690
       *Centene Corp.                                     4,800    173,904
       #*Cephalon, Inc.                                   7,295    560,256
       #*Cepheid, Inc.                                    2,696     87,108
       #*Cerner Corp.                                     7,400    889,332
       *Charles River Laboratories International, Inc..   4,500    189,855
        Chemed Corp.                                      2,300    160,149
        Cigna Corp.                                      27,500  1,287,825
       *Codexis, Inc.                                       739      7,752
       *Community Health Systems, Inc.                    8,800    270,424
        Computer Programs & Systems, Inc.                 1,451     85,304
       *Conceptus, Inc.                                   3,600     55,548
       *CONMED Corp.                                      2,735     76,799

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----

        Health Care -- (Continued)
          *Continucare Corp.                           6,300 $   33,768
           Cooper Cos., Inc.                           4,865    364,388
          *Corvel Corp.                                  900     46,620
          #*Covance, Inc.                              6,600    413,160
          *Coventry Health Care, Inc.                 15,100    487,277
           Covidien P.L.C.                            51,237  2,853,389
          *Cross Country Healthcare, Inc.              1,700     12,614
          *CryoLife, Inc.                              3,061     17,876
          *Cubist Pharmaceuticals, Inc.                7,273    246,191
          *Cutera, Inc.                                1,850     16,354
          *Cyberonics, Inc.                            2,600     92,482
          *Cynosure, Inc. Class A                      1,600     23,568
          *DaVita, Inc.                                9,970    878,257
          *Dendreon Corp.                             14,051    610,235
           DENTSPLY International, Inc.               14,300    536,822
          #*DepoMed, Inc.                              3,900     34,437
          *DexCom, Inc.                                3,461     57,626
          *Dionex Corp.                                1,950    230,782
          #*Dynacq Healthcare, Inc.                      300        576
          *Edwards Lifesciences Corp.                 12,306  1,062,623
           Eli Lilly & Co.                            99,275  3,674,168
          *Emdeon, Inc. Class A                        2,000     31,320
          *Emergency Medical Services Corp. Class A    3,100    197,780
          *Emergent BioSolutions, Inc.                 1,466     34,026
          #*Emeritus Corp.                             3,205     78,555
          *Endo Pharmaceuticals Holdings, Inc.        12,731    498,546
          .*Endo Pharmaceuticals Solutions.            8,600      9,460
          *Endologix, Inc.                                99        787
           Ensign Group, Inc.                            931     25,751
          *Enzo Biochem, Inc.                          2,081      8,303
          *Enzon Pharmaceuticals, Inc.                 4,617     53,003
          *eResearch Technology, Inc.                  4,700     29,892
          *Exactech, Inc.                              1,400     25,074
          *Express Scripts, Inc.                      52,308  2,967,956
          *Five Star Quality Care, Inc.                2,100     17,598
          *Forest Laboratories, Inc.                  29,798    988,102
          *Furiex Pharmaceuticals, Inc.                  833     12,353
          *Genomic Health, Inc.                        2,821     77,013
          *Gen-Probe, Inc.                             4,994    414,102
          *Gentiva Health Services, Inc.               3,177     88,956
          *Gilead Sciences, Inc.                      83,500  3,243,140
          *Greatbatch, Inc.                            2,910     78,774
          *Haemonetics Corp.                           2,902    203,720
          *Hanger Orthopedic Group, Inc.               3,139     85,287
          #*Hansen Medical, Inc.                       4,900     17,640
          *Harvard Bioscience, Inc.                    4,139     23,758
          #*Health Management Associates, Inc.        26,324    296,935
          *Health Net, Inc.                            7,798    259,673
          *HealthSouth Corp.                           9,722    249,175
          *HealthSpring, Inc.                          6,500    269,685
          *HealthStream, Inc.                          2,809     27,893
          *Healthways, Inc.                            3,100     52,452
          *Henry Schein, Inc.                          9,500    694,165
           Hill-Rom Holdings, Inc.                     6,500    292,565
          #*Hi-Tech Pharmacal Co., Inc.                1,129     31,228
          *HMS Holdings Corp.                          2,789    219,522
          *Hologic, Inc.                              28,078    618,278
          *Hospira, Inc.                              17,214    976,550
          #*Human Genome Sciences, Inc.               19,500    574,665
          *Humana, Inc.                               15,900  1,210,308
          *ICU Medical, Inc.                           1,350     60,898

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CONTINUED


                                                     Shares      Value+
                                                     ------      -----

         Health Care -- (Continued)
           *Idera Pharmaceuticals, Inc.               3,093 $     8,042
           #*IDEXX Laboratories, Inc.                 6,000     488,580
           *Illumina, Inc.                           13,146     933,103
           *Immucor, Inc.                             6,656     145,300
           *Impax Laboratories, Inc.                  4,340     118,829
           #*Incyte Corp.                             7,217     133,370
           *Infinity Pharmaceuticals, Inc.            2,446      14,627
           #*Insulet Corp.                              855      18,374
           *Integra LifeSciences Holdings Corp.       2,600     136,006
           *IntegraMed America, Inc.                  1,294      13,069
           #*InterMune, Inc.                          5,487     244,940
           #*Intuitive Surgical, Inc.                 4,038   1,412,089
            Invacare Corp.                            3,000      98,700
           *IPC The Hospitalist Co.                   1,900      98,534
           *IRIS International, Inc.                  2,045      19,223
           *ISTA Pharmaceuticals, Inc.                3,453      35,393
           *Jazz Pharmaceuticals, Inc.                3,100      98,921
            Johnson & Johnson                       284,021  18,665,860
           *Kendle International, Inc.                1,300      13,065
           *Kensey Nash Corp.                           800      19,784
           *Kindred Healthcare, Inc.                  4,200     105,924
           #*Kinetic Concepts, Inc.                   6,500     383,695
           #*K-V Pharmaceutical Co.                     300       1,179
           *Laboratory Corp. of America Holdings.    10,100     974,347
            Landauer, Inc.                            1,100      66,187
           *Lannet Co., Inc.                          1,787      10,311
           *LCA-Vision, Inc.                          3,050      20,557
            LeMaitre Vascular, Inc.                   1,000       6,840
           *LHC Group, Inc.                           2,363      69,992
           *Life Technologies Corp.                  18,073     997,630
           *LifePoint Hospitals, Inc.                 4,944     205,720
           #*Lincare Holdings, Inc.                   9,508     298,741
           *Luminex Corp.                             3,974      77,056
           *Magellan Health Services, Inc.            3,665     190,653
            Masimo Corp.                              5,690     197,955
           *Maxygen, Inc.                             3,953      20,397
            McKesson Corp.                           26,500   2,199,765
           *MedAssets, Inc.                           3,200      51,264
           *MedCath Corp.                             1,848      24,966
           *Medco Health Solutions, Inc.             43,531   2,582,694
           *Medical Action Industries, Inc.           1,834      15,956
           *Medicines Co. (The)                       4,000      62,800
           #*MediciNova, Inc.                           740       1,917
            Medicis Pharmaceutical Corp. Class A      5,317     188,541
           *Medidata Solutions, Inc.                  1,841      47,258
           *Medivation, Inc.                            693      17,117
           *Mednax, Inc.                              4,664     330,771
           *MedQuist Holdings, Inc.                   1,800      18,576
            MEDTOX Scientific, Inc.                     977      15,612
            Medtronic, Inc.                         111,304   4,646,942
            Merck & Co., Inc.                       318,253  11,441,195
           *Merge Healthcare, Inc.                    5,633      27,771
           #Meridian Bioscience, Inc.                 4,211     104,054
           *Merit Medical Systems, Inc.               3,211      74,881
           *Metropolitan Health Networks, Inc.        3,300      13,926
           #*Mettler Toledo International, Inc.       3,245     608,113
           *Molina Healthcare, Inc.                   1,007      43,301
           *MWI Veterinary Supply, Inc.               1,055      87,744
           *Mylan, Inc.                              44,450   1,107,694
           *Myrexis, Inc.                             3,247      13,767
           *Myriad Genetics, Inc.                     9,300     199,392

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CONTINUED

                                                           Shares      Value+
                                                           ------      -----
   Health Care -- (Continued)
     *Nabi Biopharmaceuticals                               3,870 $    22,369
     #*Nanosphere, Inc.                                     2,000       5,940
      National Healthcare Corp.                             1,100      51,106
      National Research Corp.                                 200       7,122
     *Natus Medical, Inc.                                   3,695      62,704
     *Neogen Corp.                                          2,579     108,060
     *Neurocrine Biosciences, Inc.                          1,821      14,003
     *NovaMed, Inc.                                           854      11,316
     *NPS Pharmaceuticals, Inc.                             3,074      31,877
     #*NuVasive, Inc.                                       3,900     120,471
     *NxStage Medical, Inc.                                 4,736     116,695
     *Obagi Medical Products, Inc.                          2,252      28,893
     #Omnicare, Inc.                                       11,440     359,445
     *Omnicell, Inc.                                        2,600      39,988
     *Onyx Pharmaceuticals, Inc.                            6,300     236,691
     *OraSure Technologies, Inc.                            6,438      56,719
      Owens & Minor, Inc.                                   6,000     206,700
     *Pain Therapeutics, Inc.                               5,300      50,403
     *Palomar Medical Technologies, Inc.                    1,396      22,350
     *Par Pharmaceutical Cos., Inc.                         4,600     158,424
     *Parexel International Corp.                           5,425     150,598
     #Patterson Cos., Inc.                                  9,800     340,158
     *PDI, Inc.                                             1,874      16,248
      PDL BioPharma, Inc.                                  14,616      93,835
      PerkinElmer, Inc.                                    12,800     361,856
     #Perrigo Co.                                           8,800     795,168
      Pfizer, Inc.                                        832,583  17,450,940
     #Pharmaceutical Products Development Service, Inc.    10,900     336,265
     *Pharmasset, Inc.                                      3,800     385,586
     *PharMerica Corp.                                      2,600      34,216
     *Progenics Pharmaceuticals, Inc.                       2,600      19,266
     *ProPhase Labs, Inc.                                     450         495
     *Providence Service Corp.                              1,854      27,328
     #*PSS World Medical, Inc.                              5,600     161,056
     #Quality Systems, Inc.                                 2,000     179,440
      Quest Diagnostics, Inc.                              16,534     932,187
     *Questcor Pharmaceuticals, Inc.                        5,910     121,155
     #*Quidel Corp.                                         2,216      29,406
     *Regeneration Technologies, Inc.                       5,098      14,784
     *Regeneron Pharmaceuticals, Inc.                       7,200     367,992
     *RehabCare Group, Inc.                                 2,500      93,925
     *Repligen Corp.                                        3,600      14,472
     #*ResMed, Inc.                                        15,500     494,295
     *Rigel Pharmaceuticals, Inc.                           5,583      50,861
     *Rochester Medical Corp.                               1,592      18,388
     *Rockwell Medical Technologies, Inc.                     493       5,063
     *Sangamo BioSciences, Inc.                               863       6,196
     *SciClone Pharmaceuticals, Inc.                        4,400      19,404
     *Sirona Dental Systems, Inc.                           4,775     272,509
     *Skilled Healthcare Group, Inc.                        2,400      29,088
     *SonoSite, Inc.                                        1,500      52,050
     *Spectranetics Corp.                                   4,200      23,898
      St. Jude Medical, Inc.                               33,755   1,803,867
      Steris Corp.                                          6,200     223,448
     *Strategic Diagnostics, Inc.                           2,577       6,159
      Stryker Corp.                                        30,550   1,802,450
     *Sucampo Pharmaceuticals, Inc.                           900       4,032
     *Sun Healthcare Group, Inc.                            1,366      16,105
     *Sunrise Senior Living, Inc.                           4,800      49,824
     *SuperGen, Inc.                                        5,837      15,818
     *SurModics, Inc.                                       1,100      16,896

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
                                                   Shares       Value+
                                                   ------       -----

          Health Care -- (Continued)
            *Symmetry Medical, Inc.                 3,300 $     32,835
            *Synovis Life Technologies, Inc.        1,397       28,485
            #*Targacept, Inc.                       2,196       53,099
            *Team Health Holdings, Inc.             1,700       33,796
            *Techne Corp.                           3,633      282,320
             Teleflex, Inc.                         4,020      253,300
            *Tenet Healthcare Corp.                47,800      331,254
            *Theravance, Inc.                       6,073      168,526
            *Thermo Fisher Scientific, Inc.        41,354    2,480,826
            *Thoratec Corp.                         6,400      196,480
            *TomoTherapy, Inc.                      4,646       21,279
            *TranS1, Inc.                           2,100       10,458
            *Transcend Services, Inc.                 800       19,304
            *Transcept Pharmaceuticals, Inc.        1,128       11,336
            *Triple-S Management Corp.              2,513       52,622
             U.S. Physical Therapy, Inc.              902       21,964
            #*United Therapeutics Corp.             5,600      374,976
             UnitedHealth Group, Inc.             114,655    5,644,466
             Universal American Corp.               8,200      189,420
             Universal Health Services, Inc.        9,600      525,888
             Utah Medical Products, Inc.              276        7,678
            #*Varian Medical Systems, Inc.         12,400      870,480
            *Vascular Solutions, Inc.               2,700       34,506
            #*VCA Antech, Inc.                      8,100      199,260
            *Vertex Pharmaceuticals, Inc.          21,043    1,157,786
            *Vical, Inc.                              539        2,027
            *Viropharma, Inc.                       7,500      144,675
            *Vital Images, Inc.                     2,220       41,381
            *Warner Chilcott P.L.C.                14,100      325,005
            *Waters Corp.                           9,400      921,200
            #*Watson Pharmaceuticals, Inc.         12,800      793,856
            *WellCare Health Plans, Inc.            3,400      148,954
             WellPoint, Inc.                       39,162    3,007,250
            #West Pharmaceutical Services, Inc.     3,695      174,552
            *Wright Medical Group, Inc.             3,195       52,813
             Young Innovations, Inc.                  900       27,918
            #*Zalicus, Inc.                         4,700       14,382
            *Zimmer Holdings, Inc.                 19,680    1,284,120
            *Zoll Medical Corp.                     1,500       85,020
                                                          ------------
          Total Health Care                                176,183,613
                                                          ------------

          Industrials -- (10.8%)
            *3D Systems Corp.                       1,401       58,450
             3M Co.                                70,823    6,884,704
             A.O. Smith Corp.                       3,450      151,696
            *A.T. Cross Co.                           845        9,456
            #*A123 Systems, Inc.                    3,740       22,590
            #AAON, Inc.                             2,050       67,342
            *AAR Corp.                              4,715      122,779
             ABM Industries, Inc.                   4,678      113,769
            *Acacia Technologies Group              3,410      140,185
            *ACCO Brands Corp.                      5,418       52,609
             Aceto Corp.                            1,500       12,015
             Actuant Corp. Class A                  6,500      180,440
            #Acuity Brands, Inc.                    4,282      251,782
            *Advisory Board Co. (The)               1,800       84,096
            *Aecom Technology Corp.                10,600      288,956
            *Aerovironment, Inc.                    1,600       45,840
            *AGCO Corp.                             9,300      535,494
            *Air Transport Services Group, Inc.     1,756       14,364
             Aircastle, Ltd.                        5,800       72,268

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
                                                     Shares     Value+
                                                     ------     -----

         Industrials -- (Continued)
           #*AirTran Holdings, Inc.                   5,406 $   40,599
            Alamo Group, Inc.                           789     22,573
           *Alaska Air Group, Inc.                    1,016     66,924
            Albany International Corp.                2,000     50,620
            Alexander & Baldwin, Inc.                 3,730    196,571
           #Allegiant Travel Co.                        900     40,383
           *Alliant Techsystems, Inc.                 3,650    257,872
           *Altra Holdings, Inc.                      1,889     47,962
           *Amerco, Inc.                              1,654    168,245
           *American Railcar Industries, Inc.         1,606     45,498
           *American Reprographics Co.                5,000     44,750
            American Science & Engineering, Inc.      1,100     96,910
            American Woodmark Corp.                   1,214     24,656
            Ameron International Corp.                1,000     70,340
            Ametek, Inc.                             16,550    761,962
            Ampco-Pittsburgh Corp.                    1,064     28,590
           *APAC Customer Services, Inc.              2,043     11,666
            Apogee Enterprises, Inc.                  3,000     42,840
           *Applied Energetics, Inc.                    445        303
            Applied Industrial Technologies, Inc.     2,463     86,845
           *Argan, Inc.                               1,600     15,040
            Arkansas Best Corp.                       3,000     69,030
           *Armstrong World Industries, Inc           1,900     85,025
           *Astec Industries, Inc.                    2,360     91,521
           *Astronics Corp.                             707     18,382
           *Atlas Air Worldwide Holdings, Inc.          777     53,543
            Avery Dennison Corp.                      9,801    409,094
           #*Avis Budget Group, Inc.                  8,200    155,472
            AZZ, Inc.                                 1,400     61,292
           *Babcock & Wilcox Co. (The)               11,610    364,670
           #Badger Meter, Inc.                        1,600     60,656
           *Baker (Michael) Corp.                       800     19,712
            Barnes Group, Inc.                        5,300    131,122
            Barrett Business Services, Inc.           1,157     18,651
           *BE Aerospace, Inc.                        9,300    358,887
           *Beacon Roofing Supply, Inc.               5,790    129,233
            Belden, Inc.                              4,700    178,741
           *Blount International, Inc.                4,200     69,720
           *BlueLinx Holdings, Inc.                   1,264      4,576
           #Boeing Co. (The)                         73,357  5,852,421
            Brady Co. Class A                         4,590    173,089
            Briggs & Stratton Corp.                   4,900    115,591
            Brink's Co. (The)                         4,894    161,551
           *BTU International, Inc.                     600      6,834
            Bucyrus International, Inc.               7,700    704,165
           *Builders FirstSource, Inc.                  357        946
            C.H. Robinson Worldwide, Inc.            17,000  1,363,060
           *CAI International, Inc.                     900     22,644
           *Carlisle Cos., Inc.                       6,900    341,826
            Cascade Corp.                             1,095     50,151
           *Casella Waste Systems, Inc.               2,209     14,933
            Caterpillar, Inc.                        67,009  7,733,509
           #*CBIZ, Inc.                               5,600     41,048
            CDI Corp.                                 1,100     16,302
           *CECO Environmental Corp.                    670      3,826
           *Celadon Group, Inc.                       2,769     40,898
           *Ceradyne, Inc.                            2,710    126,991
           *Chart Industries, Inc.                    3,900    189,579
            Chase Corp.                               1,300     21,489
            Cintas Corp.                             13,630    423,211
            CIRCOR International, Inc.                1,580     71,779

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
                                                         Shares     Value+
                                                         ------     -----

      Industrials -- (Continued)
         CLAROC, Inc.                                     4,900 $  221,431
        *Clean Harbors, Inc.                              2,300    226,550
        *Coleman Cable, Inc.                              1,100     11,022
        *Colfax Corp.                                     2,100     45,885
        *Columbus McKinnon Corp.                          2,000     40,000
         Comfort Systems USA, Inc.                        5,229     63,846
        *Command Security Corp.                           1,631      2,773
        *Commercial Vehicle Group, Inc.                   2,700     46,602
        *Consolidated Graphics, Inc.                        700     39,305
        #Con-way, Inc.                                    4,723    183,819
         Cooper Industries P.L.C                         16,881  1,113,302
        *Copart, Inc.                                     6,879    312,100
         Corporate Executive Board Co.                    3,488    138,997
        *Corrections Corp. of America                    11,900    296,191
        *CoStar Group, Inc.                               2,156    146,651
         Courier Corp.                                    1,460     20,002
         Covanta Holding Corp.                           12,535    215,226
        *Covenant Transportation Group, Inc.                100        954
        *CPI Aerostructures, Inc.                           541      7,525
        *CRA International, Inc.                          1,100     31,295
         Crane Co.                                        5,100    254,541
         CSX Corp.                                       38,600  3,037,434
         Cubic Corp.                                      1,236     66,843
         Cummins, Inc.                                   19,600  2,355,528
         Curtiss-Wright Corp.                             4,800    159,600
         Danaher Corp.                                   58,295  3,220,216
         Deere & Co.                                     43,926  4,282,785
        *Delta Air Lines, Inc.                           24,962    259,106
         Deluxe Corp.                                     5,100    138,108
        *DigitalGlobe, Inc.                               2,600     75,400
        #*Dollar Thrifty Automotive Group, Inc.           2,400    165,432
        #Donaldson Co., Inc.                              7,600    465,348
         Dover Corp.                                     19,380  1,318,615
         Ducommun, Inc.                                   1,100     25,025
        #Dun & Bradstreet Corp. (The)                     5,291    434,814
        *DXP Enterprises, Inc.                              600     15,750
        *Dycom Industries, Inc.                           3,734     55,487
         Dynamic Materials Corp.                            900     23,418
        #*Eagle Bulk Shipping, Inc.                       4,700     16,121
         Eastern Co.                                        600     11,400
         Eaton Corp.                                     33,440  1,790,043
        *EMCOR Group, Inc.                                6,800    210,596
         Emerson Electric Co.                            78,936  4,796,151
         Encore Wire Corp.                                2,300     64,193
        *Ener1, Inc.                                      4,500     11,385
        #*Energy Conversion Devices, Inc.                 3,300      6,600
        #*Energy Recovery, Inc.                           2,000      6,180
         EnergySolutions, Inc.                           10,900     61,585
        #*EnerNOC, Inc.                                   1,180     21,134
        *EnerSys.                                         5,000    189,450
         Ennis, Inc.                                      3,000     56,040
        *EnPro Industries, Inc.                           1,500     60,120
         Equifax, Inc.                                   13,079    490,855
         ESCO Technologies, Inc.                          2,486     91,186
        *Esterline Technologies Corp.                     3,100    222,580
        #*Excel Maritime Carriers, Ltd.                   4,897     19,637
         Expeditors International of Washington, Inc.    21,936  1,190,467
        *Exponent, Inc.                                   1,600     68,656
        *Express-1 Expedited Solutions, Inc.              1,852      4,371
        #Fastenal Co.                                    13,669    917,053
         Federal Signal Corp.                             5,347     36,092

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
                                                        Shares      Value+
                                                        ------      -----

      Industrials -- (Continued)
         FedEx Corp.                                    31,273 $ 2,991,888
        *Flow International Corp.                        3,739      16,115
         Flowserve Corp.                                 5,800     734,396
         Fluor Corp.                                    18,430   1,288,994
         Forward Air Corp.                               3,046     102,407
        *Franklin Covey Co.                              1,500      13,830
         Franklin Electric Co., Inc.                     2,799     126,263
        *Freightcar America, Inc.                        1,200      35,976
        #*FTI Consulting, Inc.                           4,826     192,557
        *Fuel Tech, Inc.                                 1,700      13,787
        *Furmanite Corp.                                 2,500      20,950
         G & K Services, Inc. Class A                    1,900      62,890
         Gardner Denver Machinery, Inc.                  5,200     449,332
         GATX Corp.                                      4,600     194,442
        #*Genco Shipping & Trading, Ltd.                 2,800      23,492
        *Gencor Industries, Inc.                           400       3,040
        #*GenCorp, Inc.                                  8,470      55,309
        *Generac Holdings, Inc.                          1,001      20,841
        #*General Cable Corp.                            4,500     218,250
         General Dynamics Corp.                         33,085   2,409,250
         General Electric Co.                        1,105,191  22,601,156
        *Genesee & Wyoming, Inc.                         3,920     242,962
        *Genpact, Ltd.                                   5,301      85,293
        *GEO Group, Inc. (The)                           7,410     197,699
        *GeoEye, Inc.                                    1,926      71,435
        *Gibraltar Industries, Inc.                      3,140      36,675
        *Global Power Equipment Group, Inc.                102       2,884
         Goodrich Corp.                                 12,600   1,113,462
         Gorman-Rupp Co. (The)                           1,563      63,223
        *GP Strategies Corp.                             1,842      24,112
        *Graco, Inc.                                     5,725     286,422
        *Graftech International, Ltd.                   14,400     334,080
         Graham Corp.                                    1,800      41,184
        #Granite Construction, Inc.                      4,200     114,156
         Great Lakes Dredge & Dock Corp.                 6,976      51,971
        *Greenbrier Cos., Inc.                           1,200      32,484
        *Griffon Corp.                                   5,806      73,968
        *H&E Equipment Services, Inc.                    3,900      77,610
         Hardinge, Inc.                                    700       9,065
        *Harsco Corp.                                    7,288     259,453
        *Hawaiian Holdings, Inc.                         2,300      13,455
         Healthcare Services Group, Inc.                 7,041     125,048
         Heartland Express, Inc.                         5,426      93,598
        #HEICO Corp.                                     1,094      52,675
         HEICO Corp. Class A                             2,476      88,055
         Heidrick & Struggles International, Inc.        1,861      43,547
         Herman Miller, Inc.                             5,553     144,489
        *Hertz Global Holdings, Inc.                    25,400     437,134
        *Hexcel Corp.                                    9,170     197,430
        *Hill International, Inc.                        4,200      21,294
         HNI Corp.                                       4,273     117,593
        #*Hoku Corp                                        182         371
         Honeywell International, Inc.                  77,992   4,775,450
         Houston Wire & Cable Co.                        2,370      39,792
        *Hub Group, Inc. Class A                         3,514     141,544
         Hubbell, Inc. Class B                           5,742     401,883
        *Hudson Highland Group, Inc.                     3,600      21,708
        #*Huntington Ingalls Industries, Inc.            4,771     190,840
        *Hurco Cos., Inc.                                  883      28,671
        *Huron Consulting Group, Inc.                    1,650      47,520
        *ICF International, Inc.                         1,750      42,630

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
                                                      Shares     Value+
                                                      ------     -----

        Industrials -- (Continued)...................
          *Identive Group, Inc.......................  1,092 $    3,778
          *IDEX Corp.................................  8,975    421,107
          *IHS, Inc..................................  4,554    401,845
          *II-VI, Inc................................  2,048    118,477
           Illinois Tool Works, Inc.................. 44,098  2,575,764
           Ingersoll-Rand P.L.C...................... 34,200  1,727,100
          #*Innerworkings, Inc.......................  5,800     52,026
          *Innovative Solutions & Support, Inc.......  1,906     10,807
          *Insituform Technologies, Inc..............  4,000    101,240
           Insperity, Inc............................  2,599     78,724
           Insteel Industries, Inc...................  2,000     29,860
          *Integrated Electrical Services, Inc.......    707      2,390
           Interface, Inc. Class A...................  4,973     92,697
          *Interline Brands, Inc.....................  3,492     73,751
           International Shipholding Corp............    637     15,282
           Intersections, Inc........................  2,400     36,120
          #Iron Mountain, Inc........................ 19,588    623,878
           ITT Industries, Inc....................... 18,000  1,040,220
          *J.B. Hunt Transport Services, Inc.........  9,800    467,264
          #*Jacobs Engineering Group, Inc............ 12,500    620,125
          #*JetBlue Airways Corp..................... 26,500    149,990
           John Bean Technologies Corp...............  3,049     61,620
          #*Joy Global, Inc.......................... 10,825  1,092,784
          *Kadant, Inc...............................    900     27,765
           Kaman Corp. Class A.......................  2,316     86,155
          *Kansas City Southern...................... 10,500    610,155
          *KAR Auction Services, Inc.................  1,456     28,392
           Kaydon Corp...............................  3,790    146,673
           KBR, Inc.................................. 17,390    667,254
          *Kelly Services, Inc. Class A..............  2,711     51,807
           Kennametal, Inc...........................  7,800    329,316
          *Key Technology, Inc.......................    844     15,707
          *Kforce, Inc...............................  3,187     49,877
           Kimball International, Inc. Class B.......  2,500     18,700
          *Kirby Corp................................  5,150    292,417
           Knight Transportation, Inc................  7,406    133,382
           Knoll, Inc................................  4,500     88,335
          *Korn/Ferry International..................  5,576    115,479
          *Kratos Defense & Security Solutions, Inc..  2,300     31,441
           L-3 Communications Holdings, Inc.......... 11,419    915,690
          *LaBarge, Inc..............................  1,481     28,346
          *Ladish Co., Inc...........................  2,000    113,400
          *Landstar System, Inc......................  4,810    227,994
           Lawson Products, Inc......................    649     14,297
          *Layne Christensen Co......................  1,700     50,592
          #Lennox International, Inc.................  4,660    226,523
          #Lincoln Electric Holdings, Inc............  4,146    325,793
          #Lindsay Corp..............................    984     72,147
          *LMI Aerospace, Inc........................    698     13,995
          #Lockheed Martin Corp...................... 30,938  2,451,836
           LSI Industries, Inc.......................  2,400     19,896
          *Lydall, Inc...............................    600      5,850
          *M&F Worldwide Corp........................  1,400     35,126
           Manitowoc Co., Inc. (The)................. 13,000    288,470
           Manpower, Inc.............................  8,363    554,049
           Marten Transport, Ltd.....................  2,239     50,064
          #Masco Corp................................ 36,174    485,455
          *MasTec, Inc...............................  8,158    185,023
          *McDermott International, Inc.............. 24,220    559,240
           McGrath Rentcorp..........................  2,686     76,256
          *Meritor, Inc..............................  8,773    150,983

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
                                                      Shares     Value+
                                                      ------     -----

        Industrials -- (Continued)
          #*Metalico, Inc.                             5,606 $   35,542
           Met-Pro Corp.                               1,935     23,007
          *MFRI, Inc.                                  1,091     11,292
          *Middleby Corp.                              1,800    161,406
           Miller Industries, Inc.                     1,376     21,768
           Mine Safety Appliances Co.                  3,895    154,554
          *Mistras Group, Inc.                         1,175     21,526
          *Mobile Mini, Inc.                           4,138    103,078
          *Monster Worldwide, Inc.                    12,900    211,689
          *Moog, Inc.                                  3,995    176,259
          *MSC Industrial Direct Co., Inc. Class A.    4,600    329,314
           Mueller Industries, Inc.                    4,400    172,128
           Mueller Water Products, Inc.               12,110     53,284
           Multi-Color Corp.                           1,486     30,701
          *MYR Group, Inc.                             1,797     44,799
           NACCO Industries, Inc. Class A                533     56,088
           National Presto Industries, Inc.              737     81,829
           National Technical Systems, Inc.            1,200      8,928
          *Navigant Consulting, Inc.                   4,323     50,363
          *Navistar International Corp.                6,960    483,859
          *NN, Inc.                                    1,100     19,283
           Nordson Corp.                               6,274    357,430
           Norfolk Southern Corp.                     39,095  2,919,615
           Northrop Grumman Corp.                     28,828  1,833,749
          *Northwest Pipe Co.                          1,100     26,466
          *Ocean Power Technologies, Inc.                300      1,461
          *Old Dominion Freight Line, Inc.             5,325    199,262
          *Omega Flex, Inc.                              302      4,261
          *On Assignment, Inc.                         4,296     47,127
          *Orbital Sciences Corp.                      6,400    120,512
          *Orion Marine Group, Inc.                    2,500     25,825
          *Oshkosh Corp.                               9,100    288,106
          *Owens Corning, Inc.                        11,159    422,257
          *P.A.M. Transportation Services, Inc.          492      5,594
           PACCAR, Inc.                               34,000  1,805,740
           Pall Corp.                                 12,600    736,344
           Parker Hannifin Corp.                      16,840  1,588,349
          *Park-Ohio Holdings Corp.                    1,300     27,716
           Pentair, Inc.                              10,700    429,712
          *Pike Electric Corp.                         2,597     26,386
          *Pinnacle Airlines Corp.                       800      4,360
          #Pitney Bowes, Inc.                         20,938    514,237
          *PMFG, Inc.                                    400      9,168
          *Polypore International, Inc.                5,100    315,027
          *Powell Industries, Inc.                       700     27,664
          *PowerSecure International, Inc.             2,600     20,410
          #Precision Castparts Corp.                  14,910  2,303,893
          *PRGX Global, Inc.                           2,100     16,464
           Primoris Services Corp.                     1,625     19,142
          *Quality Distribution, Inc.                  2,800     33,320
           Quanex Building Products Corp.              1,631     34,186
          *Quanta Services, Inc.                      20,813    451,226
           R. R. Donnelley & Sons Co.                 19,580    369,279
          *RailAmerica, Inc.                           1,237     21,054
           Raven Industries, Inc.                      1,804     98,065
           Raytheon Co.                               37,355  1,813,585
          *RBC Bearings, Inc.                          1,740     68,312
          *RCM Technologies, Inc.                        395      2,232
           Regal-Beloit Corp.                          3,564    270,116
          *Republic Airways Holdings, Inc.             3,058     16,498
           Republic Services, Inc.                    39,724  1,256,073

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
                                                   Shares     Value+
                                                   ------     -----

           Industrials -- (Continued)
              Resources Connection, Inc.            4,266 $   63,094
              Robbins & Myers, Inc.                 3,725    161,926
              Robert Half International, Inc.      14,550    441,302
              Rockwell Automation, Inc.            15,020  1,308,693
              Rockwell Collins, Inc.               16,000  1,009,600
             *Rollins, Inc.                         7,988    167,508
              Roper Industries, Inc.                9,700    838,953
             *Rush Enterprises, Inc. Class A        3,300     69,531
              Ryder System, Inc.                    5,850    312,975
             *Saia, Inc.                            1,550     25,730
             *Sauer-Danfoss, Inc.                   1,200     70,836
              Schawk, Inc.                          2,653     50,036
             *School Specialty, Inc.                1,749     25,903
             *SFN Group, Inc.                       4,600     48,438
             #*Shaw Group, Inc.                     8,600    334,540
              SIFCO Industries, Inc.                  100      1,648
              Simpson Manufacturing Co., Inc.       3,979    111,094
              SkyWest, Inc.                         2,800     46,284
             *SL Industries, Inc.                     856     18,122
              Southwest Airlines Co.               19,966    234,600
             *Sparton Corp.                           400      3,256
             *Spire Corp.                             726      2,875
             #*Spirit Aerosystems Holdings, Inc.   10,200    250,920
              SPX Corp.                             5,600    484,120
             *Standard Parking Corp.                1,343     23,489
              Standard Register Co.                 1,800      6,192
              Standex International Corp.           1,920     70,195
              Steelcase, Inc. Class A.              6,100     70,455
             #*Stericycle, Inc.                     8,600    785,008
             *Sterling Construction Co., Inc.       1,200     17,988
              Sun Hydraulics, Inc.                  1,690     78,568
             *SunPower Corp. Class B                3,998     85,437
              Superior Uniform Group, Inc.            162      1,825
             *SYKES Enterprises, Inc.               4,500     90,135
              TAL International Group, Inc.           600     21,630
             *Taser International, Inc.             5,800     25,868
             *Team, Inc.                            1,692     42,215
             *Tecumseh Products Co. Class A.          900      9,216
             *Teledyne Technologies, Inc.           3,500    176,715
              Tennant Co.                           1,788     73,344
             *Terex Corp.                          10,100    351,278
             *Tetra Tech, Inc.                      5,900    139,358
              Textainer Group Holdings, Ltd.        3,800    134,748
             #Textron, Inc.                        27,900    728,190
             *Thomas & Betts Corp.                  5,500    318,835
             *Timken Co.                            8,620    486,082
             #Titan International, Inc.             3,598    111,142
             *Titan Machinery, Inc.                 2,100     66,066
              Toro Co.                              3,240    220,028
             #Towers Watson & Co.                   5,550    318,348
             *Trailer Bridge, Inc.                  1,126      2,838
             *TransDigm Group, Inc.                 5,100    424,830
             *TRC Cos., Inc.                        3,000     15,000
              Tredegar Industries, Inc.             3,454     75,574
             *Trex Co., Inc.                        1,300     41,704
             *TriMas Corp.                          4,700    109,087
              Trinity Industries, Inc.              8,400    304,080
              Triumph Group, Inc.                   1,961    168,881
             *TrueBlue, Inc.                        4,918     69,245
              Tutor Perini Corp.                    2,790     74,381
              Twin Disc, Inc.                       1,800     61,326

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
                                                   Shares       Value+
                                                   ------       -----

         Industrials -- (Continued)
            Tyco International, Ltd.               49,718 $  2,423,255
           *U.S. Home Systems, Inc.                   848        4,367
           *Ultralife Corp.                         2,100        9,240
            UniFirst Corp.........................  1,740       90,062
            Union Pacific Corp.................... 51,025    5,279,557
           #*United Continental Holdings, Inc.      8,440      192,601
            United Parcel Service, Inc.            77,155    5,784,310
           *United Rentals, Inc.                    6,800      200,056
            United Stationers, Inc.                 2,686      193,553
            United Technologies Corp.              91,670    8,211,799
            Universal Forest Products, Inc.         1,950       62,966
           *Universal Truckload Services, Inc.      1,088       17,234
           *URS Corp.                               8,903      398,409
           #*US Airways Group, Inc.                 6,000       54,540
            US Ecology, Inc.                        2,200       40,392
           *USA Truck, Inc.                         1,235       15,376
           #*USG Corp.                              8,800      135,696
            UTi Worldwide, Inc.                     9,600      215,136
            Valmont Industries, Inc.                2,100      221,130
           #*Verisk Analytics, Inc. Class A        12,587      414,112
           *Versar, Inc.                            1,500        4,575
            Viad Corp.                              1,350       33,494
           #Vicor Corp.                             1,200       20,052
            Virco Manufacturing Corp.               1,718        5,257
           *Vishay Precision Group, Inc.            1,210       19,965
            VSE Corp.                                 800       22,552
           #W.W. Grainger, Inc.                     6,100      924,760
           #*Wabtec Corp.                           4,860      346,907
           #*Waste Connections, Inc.               12,075      371,548
           #Waste Management, Inc.                 47,092    1,858,250
           #Watsco, Inc. Class A                    2,500      177,225
            Watts Water Technologies, Inc.          3,070      118,809
           *WCA Waste Corp.                         1,761       10,513
           #Werner Enterprises, Inc.                5,492      143,726
           *WESCO International, Inc.               4,462      276,421
           *Willis Lease Finance Corp.                400        5,276
           *Woodward, Inc.                          6,200      229,710
                                                          ------------
         Total Industrials........................         183,097,770
                                                          ------------

         Information Technology -- (16.8%)
           *Accelrys, Inc.                          6,101       46,185
           *Accenture P.L.C. Class A               66,630    3,806,572
           *ACI Worldwide, Inc.                     3,900      128,856
           *Acme Packet, Inc.                       6,500      536,965
            Activision Blizzard, Inc.              56,134      639,366
           *Actuate Corp.                           5,359       31,243
           *Acxiom Corp.                            5,929       86,326
           *ADDvantage Technologies Group, Inc.       400        1,244
           *Adobe Systems, Inc.                    51,958    1,743,191
           #*Adtran, Inc.                           5,800      239,366
           *Advanced Analogic Technologies, Inc.    5,128       21,845
           *Advanced Energy Industries, Inc.        4,259       60,265
           #*Advanced Micro Devices, Inc.          57,148      520,047
           #*Advent Software, Inc.                  3,854      104,944
           *Agilysys, Inc.                          2,000       10,440
           *Akamai Technologies, Inc.              18,800      647,472
           #*Alliance Data Systems Corp.            5,400      513,000
            Altera Corp.                           33,510    1,631,937
           *Amdocs, Ltd.                           19,411      596,888
            American Software, Inc. Class A.        2,776       21,597
           #*Amkor Technology, Inc.                10,900       73,030

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
                                                     Shares      Value+
                                                     ------      -----

         Information Technology -- (Continued)
            Amphenol Corp.                           17,700 $   989,607
           *Amtech Systems, Inc.                        700      16,016
           *Anadigics, Inc.                           8,617      33,692
            Analog Devices, Inc.                     31,200   1,257,672
           *Anaren, Inc.                              1,739      28,850
           #*Ancestry.com, Inc.                         800      36,560
            Anixter International, Inc.               3,513     263,967
           *Ansys, Inc.                               9,392     519,284
           *AOL, Inc.                                11,162     227,482
           *Apple, Inc.                              96,660  33,659,912
            Applied Materials, Inc.                 137,079   2,150,770
           *Applied Micro Circuits Corp.              8,159      85,506
           *Ariba, Inc.                               9,400     326,838
           *Arris Group, Inc.                        12,650     151,800
           *Arrow Electronics, Inc.                  12,374     564,131
           #*Aruba Networks, Inc.                     8,088     290,602
           #*AsiaInfo-Linkage, Inc.                     218       4,120
           *Atheros Communications, Inc.              7,060     316,712
           *Atmel Corp.                              46,843     716,698
           #*ATMI, Inc.                               3,222      64,150
           *AuthenTec, Inc.                             945       2,750
           *Autodesk, Inc.                           22,400   1,007,552
            Automatic Data Processing, Inc.          51,325   2,789,514
           *Aviat Networks, Inc.                      6,079      31,124
           *Avid Technology, Inc.                     3,971      73,781
           *Avnet, Inc.                              15,383     558,711
            AVX Corp.                                 6,688     109,081
           *Aware, Inc.                               2,752       9,302
           *AXT, Inc.                                 2,829      19,775
            Bel Fuse, Inc. Class B                    1,175      23,653
           *Benchmark Electronics, Inc.               4,988      84,297
           *BigBand Networks, Inc.                    6,604      16,906
            Black Box Corp.                           2,047      71,522
            Blackbaud, Inc.                           3,996     110,529
           #*Blackboard, Inc.                         2,900     139,519
           *Blue Coat Systems, Inc.                   4,100     118,080
           *BMC Software, Inc.                       18,095     908,912
           *Bottomline Technologies, Inc.             2,736      76,006
           *Brightpoint, Inc.                         6,483      65,608
           #*Broadcom Corp.                          50,150   1,764,277
            Broadridge Financial Solutions, Inc.     14,230     330,705
           *Brocade Communications Systems, Inc.     45,279     282,994
           *Brooks Automation, Inc.                   5,441      66,543
            CA, Inc.                                 42,530   1,045,813
           *Cabot Microelectronics Corp.              2,700     131,895
           *CACI International, Inc.                  3,035     185,469
           *Cadence Design Systems, Inc.             27,100     281,298
           *CalAmp Corp.                                709       2,262
           *Calix, Inc.                                 581      12,701
           *Cardtronics, Inc.                         3,500      74,375
           *Cascade Microtech, Inc.                   1,242       8,185
            Cass Information Systems, Inc.              925      36,926
           #*Cavium Networks, Inc.                    3,400     160,548
           *CEVA, Inc.                                2,500      76,450
           *Checkpoint Systems, Inc.                  4,385      92,348
           *Ciber, Inc.                               5,000      28,600
           #*Ciena Corp.                              9,300     262,632
           *Cirrus Logic, Inc.                        7,408     122,676
            Cisco Sytems, Inc.                      553,000   9,710,680
           *Citrix Systems, Inc.                     19,700   1,661,498
           *Clearfield, Inc.                            674       3,970

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
                                                     Shares     Value+
                                                     ------     -----

          Information Technology -- (Continued)
            #*Clearwire Corp. Class A                 9,900 $   48,114
             Cognex Corp.                             3,680    115,110
            *Cognizant Technology Solutions Corp.    31,990  2,651,971
            *Cogo Group, Inc.                         2,200     18,062
            *Coherent, Inc.                           2,400    150,024
             Cohu, Inc.                               1,500     21,615
             Communications Systems, Inc.             1,155     18,364
            *CommVault Systems, Inc................   4,405    173,513
             Computer Sciences Corp.                 16,200    825,876
            *Computer Task Group, Inc.                1,200     17,820
            *Compuware Corp.                         22,529    255,254
            *comScore, Inc.                           2,060     61,409
             Comtech Telecommunications Corp.         2,516     71,203
            #*Concur Technologies, Inc.               4,700    271,989
            #*Constant Contact, Inc.                  1,103     30,564
            *Convergys Corp.                         13,000    188,500
            *CoreLogic, Inc.                          9,349    172,115
            *Corning, Inc.                          165,024  3,455,603
            *Cray, Inc.                               4,250     28,560
            #*Cree, Inc.                             10,250    417,585
            *CSG Systems International, Inc.          3,600     76,464
            #CTC Media, Inc.                          5,700    134,349
             CTS Corp.                                  800      8,792
            *CyberOptics Corp.                        1,199     11,930
            *Cymer, Inc.                              3,000    144,330
            *Cypress Semiconductor Corp.             16,538    359,867
             Daktronics, Inc.                         3,790     40,667
            *Datalink Corp.                           2,266     18,060
             DDi Corp.                                2,858     27,465
            #*DealerTrack Holdings, Inc.              4,579    102,844
            *Dell, Inc.                             177,083  2,746,557
            *Deltek, Inc.                             2,271     17,032
            *DemandTec, Inc.                          2,394     26,502
            *DG FastChannel, Inc.                     2,200     80,498
            *Dice Holdings, Inc.                      4,995     91,558
            *Diebold, Inc.                            6,300    212,940
            *Digi International, Inc.                 2,040     24,092
            *Digimarc Corp.                             922     24,885
            *Digital River, Inc.                      3,500    113,890
            *Diodes, Inc.                             3,450    118,059
            #*Dolby Laboratories, Inc.                4,760    238,286
            *Dot Hill Systems Corp.                   2,072      6,112
            *DSP Group, Inc.                          3,285     26,543
             DST Systems, Inc.                        4,000    197,240
            *DTS, Inc.                                2,000     88,120
            *Dynamics Research Corp.                  1,200     17,832
             Earthlink, Inc.                         11,100     91,242
            *eBay, Inc.                             121,940  4,194,736
            #*Ebix, Inc.                              5,000    114,250
            *EchoStar Corp.                           4,501    166,897
            *Edgewater Technology, Inc.               1,000      3,270
             Electro Rent Corp.                       2,590     40,792
            *Electro Scientific Industries, Inc.      1,924     31,650
            *Electronic Arts, Inc.                   33,926    684,627
            *Electronics for Imaging, Inc.            5,500     98,780
            *eLoyalty Corp.                             700      4,844
            *eMagin Corp.                               910      7,325
            *EMC Corp.                              214,863  6,089,217
            *EMCORE Corp.                             6,000     15,660
            *EMS Technologies, Inc.                   1,900     47,994
            *Emulex Corp.                             6,700     64,923

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
                                                         Shares      Value+
                                                         ------      -----
     Information Technology -- (Continued)
       *Entegris, Inc.                                   12,500 $   107,875
       #*Entropic Communications, Inc.                    1,688      14,787
       *Epicor Software Corp.                             8,500     106,250
        EPIQ Systems, Inc.                                4,051      57,646
       *ePlus, Inc.                                       1,000      27,650
       *Equinix, Inc.                                     4,718     474,914
       *Euronet Worldwide, Inc.                           5,430     101,812
       *Exar Corp.                                        2,919      17,835
       *ExlService Holdings, Inc.                         1,757      36,405
       *Extreme Networks                                  3,700      11,581
       *F5 Networks, Inc.                                 8,150     826,084
       #FactSet Research Systems, Inc.                    4,550     497,816
        Fair Isaac Corp.                                  4,050     121,014
       *Fairchild Semiconductor International, Inc.      12,759     267,556
       *Faro Technologies, Inc.                           2,100      90,657
       *FEI Co.                                           5,430     176,258
        Fidelity National Information Services, Inc.     28,915     957,086
       #*First Solar, Inc.                                5,850     816,484
       *Fiserv, Inc.                                     15,200     931,912
        FLIR Systems, Inc.                               16,600     584,652
       *FormFactor, Inc.                                  6,406      66,430
        Forrester Research, Inc.                          1,400      55,314
       *Fortinet, Inc.                                    4,200     204,540
       *Frequency Electronics, Inc.                         798       8,203
       *FSI International, Inc.                           3,600      16,560
       *Gartner Group, Inc.                               8,800     377,608
       *Gerber Scientific, Inc.                           2,901      27,734
       *Global Cash Access, Inc.                          8,829      29,136
       *Global Payments, Inc.                             8,401     447,269
       *Globecomm Systems, Inc.                           2,474      35,428
       *Google, Inc.                                     25,676  13,970,312
       *GSE Systems, Inc.                                 1,745       3,874
       *GSI Commerce, Inc.                                4,698     137,510
       *GSI Technology, Inc.                              3,200      28,512
       #*GT Solar International, Inc.                     7,700      86,009
       *GTSI Corp.                                          200         928
       *Hackett Group, Inc.                               5,500      23,870
       *Harmonic, Inc.                                    9,800      81,144
        Harris Corp.                                     13,040     692,815
        Heartland Payment Systems, Inc.                   2,330      46,507
        Hewlett-Packard Co.                             226,200   9,131,694
       *Hittite Microwave Corp.                           2,787     179,455
       *Hutchinson Technology, Inc.                       1,900       5,073
       *Hypercom Corp.                                    1,800      21,546
       *I.D. Systems, Inc.                                2,003       8,973
       *IAC/InterActiveCorp.                             10,400     375,544
       *IEC Electronics Corp.                               638       5,525
        iGATE Corp.                                       2,100      35,616
       *iGo, Inc.                                         2,100       6,195
       *Imation Corp.                                     2,440      25,059
        Imergent, Inc.                                    1,526      10,224
       *Immersion Corp.                                   1,859      13,459
       *Infinera Corp.                                   10,000      78,200
       *Informatica Corp.                                 9,800     548,898
       *InfoSpace, Inc.                                   2,980      26,820
       *Ingram Micro, Inc. Class A                       16,870     315,975
       *Innodata Isogen, Inc.                             4,054      10,500
       *Insight Enterprises, Inc.                         4,020      68,983
       *Integral Systems, Inc.                            2,600      32,474
       *Integrated Device Technology, Inc.               15,566     126,629
       *Integrated Silicon Solution, Inc.                 3,810      36,805

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
                                                    Shares      Value+
                                                    ------      -----

         Information Technology -- (Continued)
            Intel Corp............................ 568,562 $13,184,953
           *Interactive Intelligence, Inc.........   1,900      71,098
            InterDigital, Inc.....................   4,600     212,934
           *Intermec, Inc.........................   4,663      53,531
           *Internap Network Services Corp........   4,500      36,405
           #International Business Machines Corp.. 114,248  19,488,424
           *International Rectifier Corp..........   6,998     241,851
           *Interphase Corp.......................     490       2,651
            Intersil Corp. Class A................  12,140     179,308
           *Intevac, Inc..........................   2,384      29,156
           *IntriCon Corp.........................     800       3,760
           *Intuit, Inc...........................  29,430   1,635,131
           *IPG Photonics Corp....................   4,400     305,624
           *Iteris, Inc...........................     600         828
           #*Itron, Inc...........................   4,100     223,163
           *Ixia..................................   4,968      81,177
           *IXYS Corp.............................   3,144      49,864
           #*j2 Global Communications, Inc........   4,783     140,907
            Jabil Circuit, Inc....................  21,112     418,862
           *Jack Henry & Associates, Inc..........   8,590     291,802
           *JDA Software Group, Inc...............   4,149     135,963
           *JDS Uniphase Corp.....................  22,800     475,152
           *Juniper Networks, Inc.................  55,680   2,134,214
           *Kenexa Corp...........................   1,623      47,749
            Keynote Systems, Inc..................   2,200      46,948
           *KIT Digital, Inc......................   2,059      23,699
            KLA-Tencor Corp.......................  17,180     754,202
           *Knot, Inc. (The)......................   4,000      40,840
           #*Kopin Corp...........................   8,696      41,828
           *Kulicke & Soffa Industries, Inc.......   5,900      53,454
           *KVH Industries, Inc...................   2,000      26,200
           #*L-1 Identity Solutions, Inc..........   8,600     100,878
           *Lam Research Corp.....................  12,900     623,199
           *Lattice Semiconductor Corp............  12,649      85,887
           *Lawson Software, Inc..................  17,550     194,278
            Lender Processing Services, Inc.......  10,111     297,567
           *Lexmark International, Inc............   7,034     226,846
           *Limelight Networks, Inc...............   5,694      36,271
           #Linear Technology Corp................  22,500     783,000
           *Lionbridge Technologies, Inc..........   4,336      14,612
           *Liquidity Services, Inc...............   1,978      38,472
            Littlefuse, Inc.......................   2,018     125,540
           #*LogMeIn, Inc.........................   1,100      47,377
           *LoJack Corp...........................   2,400      10,992
           *LoopNet, Inc..........................   3,256      60,496
           *Loral Space & Communications, Inc.....   2,328     162,727
           *LSI Corp..............................  67,544     495,098
           *LTX-Credence Corp.....................   2,640      22,889
           *Magma Design Automation, Inc..........   2,900      18,444
           *Manhattan Associates, Inc.............   2,194      79,313
           *ManTech International Corp. Class A...   2,440     107,092
            Marchex, Inc..........................   3,183      22,472
           *Marvell Technology Group, Ltd.........  57,000     879,510
            MasterCard, Inc. Class A..............  11,578   3,194,254
           *Maxim Integrated Products, Inc........  30,260     827,308
            Maximus, Inc..........................   1,900     151,981
           *Maxwell Technologies, Inc.............   2,000      35,660
           *Measurement Specialties, Inc..........   1,100      38,258
           *MEMC Electronic Materials, Inc........  20,520     242,752
           *Mentor Graphics Corp..................  10,500     154,875
           *Mercury Computer Systems, Inc.........   2,500      48,275

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
                                                    Shares      Value+
                                                    ------      -----

         Information Technology -- (Continued)
            Mesa Laboratories, Inc.                    300 $     9,288
            Methode Electronics, Inc.                4,169      51,529
            Micrel, Inc.                             5,800      74,298
           #Microchip Technology, Inc.              19,660     806,846
           *Micron Technology, Inc.                 87,974     993,226
           *MICROS Systems, Inc.                     8,600     447,372
           *Microsemi Corp.                          7,000     165,200
            Microsoft Corp.                        772,907  20,111,040
           *MicroStrategy, Inc.                        700      98,910
           #*Mindspeed Technologies, Inc.            2,100      18,942
           *MIPS Technologies, Inc.                  5,600      46,592
            MKS Instruments, Inc.                    3,600     102,168
            Mocon, Inc.                                535       7,752
            ModusLink Global Solutions, Inc.         5,100      26,724
            Molex, Inc. Class A                      7,690     173,179
           *MoneyGram International, Inc.            7,073      28,009
           *Monolithic Power Systems, Inc.           3,320      56,374
           *Monotype Imaging Holdings, Inc.          4,300      58,480
           #*MoSys, Inc.                               602       3,726
           #*Motorola Mobility Holdings, Inc.       27,681     721,367
           *Motorola Solutions, Inc.                33,247   1,525,372
            MTS Systems Corp.                        1,500      66,405
           *Multi-Fineline Electronix, Inc.          1,672      44,525
           *Nanometrics, Inc.                        1,597      25,823
           *National Instruments Corp.               8,855     268,661
            National Semiconductor Corp.            23,900     576,468
           *NCI, Inc. Class A                        1,200      29,532
           *NCR Corp.                               15,270     302,499
           #*NetApp, Inc.                           37,460   1,947,171
           *NETGEAR, Inc.                            3,800     158,650
           #*NetLogic Microsystems, Inc.             6,100     263,093
           *NetScout Systems, Inc.                   3,414      87,364
           #*NetSuite, Inc.                          2,836      98,154
           *Network Equipment Technologies, Inc.     2,600       8,762
           *NeuStar, Inc.                            7,100     190,919
           *Newport Corp.                            3,370      63,120
            NIC, Inc.                                2,797      35,955
           *Novatel Wireless, Inc.                   4,993      30,957
           *Novellus Systems, Inc.                   9,082     291,532
           #*Nuance Communications, Inc.            24,206     501,064
           *NumereX Corp. Class A                      700       6,818
           *Nvidia Corp.                            61,500   1,230,000
           #*Oclaro, Inc.                            4,000      44,860
           *OmniVision Technologies, Inc.            5,500     184,800
           *ON Semiconductor Corp.                  45,665     479,939
           *Online Resources Corp.                   4,610      17,610
           *OpenTable, Inc.                          1,343     149,462
           *Openwave Systems, Inc.                   6,000      12,600
           *Oplink Communications, Inc.              1,500      29,700
            OPNET Technologies, Inc.                 2,358      92,339
            Optical Cable Corp.                      1,300       5,837
            Oracle Corp.                           424,071  15,287,760
           *OSI Systems, Inc.                        2,078      79,774
           *PAR Technology Corp.                     1,750       7,420
           *Parametric Technology Corp.             11,760     285,415
            Park Electrochemical Corp.               2,544      81,332
           #Paychex, Inc.                           33,050   1,081,066
           *PC Connection, Inc.                      1,900      16,872
           *PC Mall, Inc.                            1,968      19,227
           *PC-Tel, Inc.                             2,700      19,710
           *PDF Solutions, Inc.                      2,729      17,247

                                      865

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
                                                      Shares     Value+
                                                      ------     -----

        Information Technology -- (Continued)
           Pegasystems, Inc.                              56 $    2,079
          *Perficient, Inc.                            2,900     36,221
          *Performance Technologies, Inc.              1,257      2,728
          *Pericom Semiconductor Corp.                 2,935     26,679
          *Pervasive Software, Inc.                    2,700     18,360
          *Photronics, Inc.                            4,200     36,666
          *Planar Systems, Inc.                          930      2,316
           Plantronics, Inc.                           4,599    170,485
          *Plexus Corp.                                4,363    159,206
          *PLX Technology, Inc.                        3,500     12,005
          *PMC-Sierra, Inc.                           21,900    175,638
          *Polycom, Inc.                               9,000    538,470
           Power Integrations, Inc.                    2,545    102,665
          #*Power-One, Inc.                            6,500     53,690
          *Presstek, Inc.                                266        484
          .*Price Communications Liquidation Trust     3,605         --
          *Progress Software Corp.                     6,750    200,138
          *PROS Holdings, Inc.                         1,082     16,966
           QAD, Inc. Class A                             736      8,037
           QAD, Inc. Class B                             184      1,919
          *QLogic Corp.                                9,800    176,204
           QUALCOMM, Inc.                            172,170  9,786,143
          *Qualstar Corp.                                300        531
          *Quantum Corp.                              21,200     67,416
          *Quest Software, Inc.                        5,728    147,553
          *QuinStreet, Inc.                            2,500     45,200
          *Rackspace Hosting, Inc.                     8,500    392,615
          *Radiant Systems, Inc.                       3,908     77,847
          *RadiSys Corp.                               2,460     21,673
          #*Rambus, Inc.                              10,584    210,622
          *RealNetworks, Inc.                         12,200     45,140
          *Red Hat, Inc.                              18,950    899,556
          *Reis, Inc.                                  1,130     11,029
           Renaissance Learning, Inc.                  2,032     24,364
          *RF Micro Devices, Inc.                     25,500    169,830
           Richardson Electronics, Ltd.                2,200     29,656
          *RightNow Technologies, Inc.                 2,174     78,655
           Rimage Corp.                                1,254     18,760
          #*Riverbed Technology, Inc.                 15,200    534,128
          *Rofin-Sinar Technologies, Inc.              3,700    160,247
          *Rogers Corp.                                1,586     65,851
          #*Rosetta Stone, Inc.                          696      9,800
          *Rovi Corp.                                 11,045    536,345
          #*Rubicon Technology, Inc.                   1,987     56,649
          *Rudolph Technologies, Inc.                  2,537     28,693
          *S1 Corp.                                    6,610     45,411
          #*SAIC, Inc.                                37,800    657,720
          #*Salesforce.com, Inc.                      12,350  1,711,710
          *Sandisk Corp.                              23,720  1,165,601
          *Sanmina-SCI Corp.                           5,900     69,148
          *Sapient Corp.                              12,399    156,537
          *SAVVIS, Inc.                                5,160    203,098
          *ScanSource, Inc.                            2,584     92,430
          *SeaChange International, Inc.               4,800     51,408
          *Seagate Technology                         48,780    859,504
          *Semtech Corp.                               7,320    205,472
          *ShoreTel, Inc.                              4,940     51,623
          *Sigma Designs, Inc.                         2,500     31,900
          *Silicon Graphics International Corp.        2,152     39,554
          *Silicon Image, Inc.                         7,000     58,240
          #*Silicon Laboratories, Inc.                 4,120    179,550

                                      866

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----

         Information Technology -- (Continued)
           #*Skyworks Solutions, Inc.                 19,421 $  610,985
           *Smart Modular Technologies (WWH), Inc.     4,400     40,216
           *Smith Micro Software, Inc.                 3,600     27,792
           *SolarWinds, Inc.                           2,200     53,306
           *Solera Holdings, Inc.                      7,092    390,060
           *Sonus Networks, Inc.                      12,900     50,826
           #*Sourcefire, Inc.                          2,700     71,874
           *Spansion, Inc. Class A                     4,965     97,810
           *Spark Networks, Inc.                       1,760      5,667
           *Spectrum Control, Inc.                     2,000     39,780
           *SRA International, Inc.                    4,500    139,455
           *SRS Labs, Inc.                             2,100     17,115
            Stamps.com, Inc.                           1,943     26,269
           *Standard Microsystems Corp.                2,342     63,585
           *StarTek, Inc.                              2,385     12,974
           #*STEC, Inc.                                3,227     67,509
           #*Stratasys, Inc.                           2,463    132,633
           *SuccessFactors, Inc.                       5,043    174,841
           #*SunPower Corp. Class A                    5,200    113,204
           *Super Micro Computer, Inc.                 1,989     33,932
           *Supertex, Inc.                             1,500     32,385
           *Support.com, Inc.                          5,150     29,510
           *Sycamore Networks, Inc.                    3,001     73,524
           *Symantec Corp.                            79,715  1,566,400
           *Symmetricom, Inc.                          5,609     34,215
           #*Synaptics, Inc.                           3,300     93,786
           *Synchronoss Technologies, Inc.             1,806     58,262
           *SYNNEX Corp.                               3,320    111,320
           *Synopsys, Inc.                            15,629    428,078
            Syntel, Inc.                               2,000    109,360
           #*Take-Two Interactive Software, Inc.       6,500    105,170
           *Taleo Corp.                                2,333     84,618
           *Tech Data Corp.                            5,300    281,589
           *TechTarget, Inc.                           3,253     28,106
           *Tekelec                                    8,300     69,305
           *TeleCommunication Systems, Inc.            4,200     19,362
           *TeleTech Holdings, Inc.                    2,700     53,649
            Tellabs, Inc.                             37,363    183,826
            Telular Corp.                              1,234      8,626
           *Teradata Corp.                            17,185    960,985
           *Teradyne, Inc.                            18,100    291,410
            Tessco Technologies, Inc.                  1,314     15,492
           *Tessera Technologies, Inc.                 3,900     77,064
            Texas Instruments, Inc.                  120,930  4,296,643
           #*THQ, Inc.                                 7,619     30,781
           *TIBCO Software, Inc.                      20,000    599,800
           *Tier Technologies, Inc.                    2,100     11,739
           *TNS, Inc.                                  2,000     32,860
           *Tollgrade Communications, Inc.             1,200     12,108
            Total System Services, Inc.               18,883    355,945
           *Transact Technologies, Inc.                  600      6,948
           #*Travelzoo, Inc.                           1,041     85,258
           #*Trimble Navigation, Ltd.                 12,547    587,701
           *Triquint Semiconductor, Inc.              17,700    243,729
           *TTM Technologies, Inc.                     5,400    103,248
           *Tyler Technologies, Inc.                   3,200     79,328
           *Ultimate Software Group, Inc.              2,331    130,536
           *Ultra Clean Holdings, Inc.                 1,322     15,190
           *Ultratech, Inc.                            2,200     68,882
           *Unisys Corp.                               4,500    133,560
            United Online, Inc.                        9,350     61,710

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
                                                         Shares       Value+
                                                         ------       -----

   Information Technology -- (Continued)
     #*Universal Display Corp.                            4,358 $    239,429
     *UTStarcom, Inc.                                     9,600       24,672
     *ValueClick, Inc.                                    8,200      137,350
     *Varian Semiconductor Equipment Associates, Inc.     7,497      314,349
     #*Veeco Instruments, Inc.                            3,900      199,407
     *VeriFone Systems, Inc.                              8,900      487,898
      VeriSign, Inc.                                     18,532      684,943
     *Viasat, Inc.                                        3,700      147,704
     *Viasystems Group, Inc.                              1,587       41,437
     *Vicon Industries, Inc.                                900        4,410
     *Video Display Corp.                                 1,359        4,906
     #Virnetx Holding Corp.                               3,500       88,725
     *Virtusa Corp.                                       2,157       40,250
      Visa, Inc.                                         50,298    3,929,280
     *Vishay Intertechnology, Inc.                       16,942      323,253
     *VistaPrint NV                                       4,305      234,192
     *VMware, Inc. Class A                                8,242      786,534
     *Vocus, Inc.                                         1,100       32,593
     *Volterra Semiconductor Corp.                        2,400       63,096
      Wayside Technology Group, Inc.                        252        3,541
     *Web.com Group, Inc.                                 2,905       45,841
     #*WebMD Health Corp.                                 5,654      327,197
     *Websense, Inc.                                      2,919       75,281
     *Westell Technologies, Inc.                          4,000       14,400
     *Western Digital Corp.                              22,500      895,500
      Western Union Co. (The)..........................  67,895    1,442,769
     *Wright Express Corp.                                3,640      205,041
      Xerox Corp.                                       145,355    1,466,632
      Xilinx, Inc.                                       27,130      945,752
     *X-Rite, Inc.                                          500        2,455
     *Yahoo!, Inc.                                      129,549    2,299,495
     *Zebra Technologies Corp. Class A                    5,280      207,451
     *Zix Corp.                                           6,500       21,450
     *Zoran Corp.                                         4,700       49,209
     *Zygo Corp.                                            909       13,590
                                                                ------------
   Total Information Technology                                  284,463,486
                                                                ------------

   Materials -- (4.1%)
      A. Schulman, Inc.                                   3,518       89,076
     *A.M. Castle & Co.                                   1,388       26,205
     *AEP Industries, Inc.                                  800       24,264
      Air Products & Chemicals, Inc.                     22,301    2,130,192
      Airgas, Inc.                                        8,500      590,325
     #AK Steel Holding Corp.                             10,900      177,125
      Albemarle Corp.                                     8,800      620,840
      Alcoa, Inc.                                       110,438    1,877,446
     #Allegheny Technologies, Inc.                        9,221      663,912
     *Allied Nevada Gold Corp.                            7,400      318,644
      AMCOL International Corp.                           2,200       81,884
     *American Pacific Corp.                                300        1,851
      American Vanguard Corp.                             2,950       26,314
     *AptarGroup, Inc.                                    7,000      367,150
     *Arabian American Development Co.                      700        2,856
      Arch Chemicals, Inc.                                2,400       92,808
      Ashland, Inc.                                       7,707      478,451
      Balchem Corp.                                       3,412      135,442
      Ball Corp.                                         17,442      650,761
      Bemis Co., Inc.                                     9,991      313,118
      Boise, Inc.                                         4,725       46,399
      Buckeye Technologies, Inc.                          3,300       92,928
      Cabot Corp.                                         5,800      260,130

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
                                                         Shares     Value+
                                                         ------     -----

      Materials -- (Continued).........................
        *Calgon Carbon Corp............................   5,700 $   97,812
         Carpenter Technology Corp.....................   4,100    210,166
        *Celanese Corp. Class A........................  16,030    800,218
        *Century Aluminum Co...........................   4,840     96,703
         CF Industries Holdings, Inc...................   7,023    994,106
        *Clearwater Paper Corp.........................     900     70,632
         Cliffs Natural Resources, Inc.................  14,188  1,329,699
        *Coeur d'Alene Mines Corp......................   8,700    275,877
         Commercial Metals Co..........................  10,600    177,656
         Compass Minerals International, Inc...........   3,100    302,591
        *Contango ORE, Inc.............................     170      2,958
        *Core Molding Technologies, Inc................     389      3,268
        *Crown Holdings, Inc...........................  16,124    603,038
         Cytec Industries, Inc.........................   5,200    305,136
         Deltic Timber Corp............................   1,300     88,140
         Domtar Corp...................................   3,900    362,778
         Dow Chemical Co. (The)........................ 122,025  5,001,805
         E.I. du Pont de Nemours & Co..................  96,660  5,489,321
        #Eagle Materials, Inc..........................   4,719    137,276
         Eastman Chemical Co...........................   7,500    804,375
         Ecolab, Inc...................................  23,857  1,258,695
        *Ferro Corp....................................   7,000    105,000
         FMC Corp......................................   7,000    617,960
         Freeport-McMoRan Copper & Gold, Inc. Class B..  97,960  5,390,739
         Friedman Industries, Inc......................   1,199     12,709
        *Gammon Gold, Inc..............................   2,187     23,860
        #*General Moly, Inc............................   5,511     28,216
        *Georgia Gulf Corp.............................   2,576    101,443
         Globe Specialty Metals, Inc...................     614     13,821
        *Golden Minerals, Co...........................     900     18,000
        *Graham Packaging Co., Inc.....................   2,000     46,000
        *Graphic Packaging Holding Co..................  14,415     79,138
         Greif, Inc. Class A...........................   2,500    155,250
         H.B. Fuller Co................................   4,800    104,880
         Hawkins, Inc..................................     888     41,772
         Haynes International, Inc.....................   1,800     97,272
        *Headwaters, Inc...............................   7,000     38,220
        #*Hecla Mining Co..............................  26,300    247,483
        *Horsehead Holding Corp........................   3,700     58,349
         Huntsman Corp.................................  19,246    401,279
         Innophos Holdings, Inc........................   2,585    119,789
        *Innospec, Inc.................................   2,351     88,539
         International Flavors & Fragrances, Inc.......   8,030    510,066
         International Paper Co........................  43,100  1,330,928
        #*Intrepid Potash, Inc.........................   5,200    178,152
         Kaiser Aluminum Corp..........................   1,600     80,176
        *KapStone Paper & Packaging Corp...............   1,000     17,380
         KMG Chemicals, Inc............................   1,500     30,885
         Koppers Holdings, Inc.........................   1,700     77,741
         Kronos Worldwide, Inc.........................   5,583    343,689
        *Landec Corp...................................   3,992     25,868
         Limoneira Co..................................     342      7,527
        *Louisiana-Pacific Corp........................  11,400    106,020
        *LSB Industries, Inc...........................   1,900     76,665
        *Lubrizol Corp.................................   6,800    914,736
        #Martin Marietta Materials, Inc................   4,700    428,593
        *Materion Corp.................................   2,140     89,366
         MeadWestavco Corp.............................  17,697    596,212
        *Mercer International, Inc.....................   2,688     32,713
         Minerals Technologies, Inc....................   1,600    108,800
         Monsanto Co...................................  56,270  3,828,611

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
                                                       Shares     Value+
                                                       ------     -----

       Materials -- (Continued)
         #*Mosaic Co. (The)                            16,457 $1,231,971
          Myers Industries, Inc.                        3,889     41,496
          Nalco Holding Co.                            13,633    398,220
          NewMarket Corp.                               1,212    223,396
         #Newmont Mining Corp.                         48,860  2,863,685
          NL Industries, Inc.                           5,704     81,225
         *Northern Technologies International Corp.       300      4,656
          Nucor Corp.                                  32,980  1,548,741
          Olin Corp.                                    8,155    209,910
          Olympic Steel, Inc.                           1,500     44,055
         *OM Group, Inc.                                3,200    115,968
         *Omnova Solutions, Inc.                        3,300     28,050
         #*Owens-Illinois, Inc.                        16,600    492,522
          P.H. Glatfelter Co.                           5,000     68,000
          Packaging Corp. of America                   10,100    288,153
         *Penford Corp.                                 1,928     10,816
          PolyOne Corp.                                12,400    179,552
          PPG Industries, Inc.                         17,035  1,612,703
          Praxair, Inc.                                31,756  3,379,474
          Quaker Chemical Corp.                           900     40,662
          Reliance Steel & Aluminum Co.                 7,700    435,897
         #Rock-Tenn Co. Class A                         4,012    277,109
         *Rockwood Holdings, Inc.                       7,780    441,437
          Royal Gold, Inc.                              4,600    280,508
         *RPM International, Inc.                      14,000    329,000
         *RTI International Metals, Inc.                2,700     86,238
          Schnitzer Steel Industries, Inc. Class A.     2,724    169,079
          Schweitzer-Maudoit International, Inc.        2,340    121,306
          Scotts Miracle-Gro Co. Class A (The)          4,760    268,797
          Sealed Air Corp.                             15,677    403,996
         *Senomyx, Inc.                                 3,301     20,070
          Sensient Technologies Corp.                   6,202    234,994
          Sherwin-Williams Co.                          9,400    773,526
         #Sigma-Aldrich Corp.                          12,500    882,250
          Silgan Holdings, Inc.                         5,200    238,472
         *Solutia, Inc.                                12,300    324,105
         *Sonoco Products Co.                          10,972    379,192
         *Southern Copper Corp.                        21,390    801,269
         *Spartech Corp.                                2,300     16,422
          Steel Dynamics, Inc.                         21,700    394,723
         *Stillwater Mining Co.                         9,500    216,695
         #*STR Holdings, Inc.                           1,412     23,256
          Synalloy Corp.                                1,037     15,555
          Temple-Inland, Inc.                          11,100    261,183
          Texas Industries, Inc.                        2,500    105,425
         *Titanium Metals Corp.                         8,423    168,713
         #*U.S. Gold Corp.                              8,900     83,660
         *United States Lime & Minerals, Inc.             353     14,600
         #United States Steel Corp.                    14,700    701,337
         *Universal Stainless & Alloy Products, Inc.      300     10,875
         #Valhi, Inc.                                  10,794    341,522
          Valspar Corp.                                10,400    408,824
         #Vulcan Materials Co.                         12,183    550,672
         *Walter Energy, Inc.                           5,500    760,210
          Wausau Paper Corp.                            5,223     35,255
          Westlake Chemical Corp.                       4,430    290,830
         #Weyerhaeuser Co.                             32,353    744,443
          Worthington Industries, Inc.                  3,400     73,338
         *WR Grace & Co.                                7,500    340,200
          Zep, Inc.                                     2,526     47,994

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CONTINUED


                                                          Shares      Value+
                                                          ------      -----

    Materials -- (Continued)
      *Zoltek Cos., Inc.                                   3,824 $    49,138
                                                                 -----------
    Total Materials                                               69,039,588
                                                                 -----------

    Other -- (0.0%)
      .*Atlas Energy, Inc. Escrow Shares                   7,038          --
      .*J. Crew Group, Inc. Escrow Shares                  5,783          --
      .*MAIR Holdings, Inc. Escrow Shares                    700          --
      .*Petrocorp, Inc. Escrow Shares                        100           6
                                                                 -----------
    Total Other                                                            6
                                                                 -----------

    Telecommunication Services -- (2.4%)
       AboveNet, Inc.                                      1,500     100,125
      #Alaska Communications Systems Group, Inc.           2,781      26,892
      *American Tower Corp.                               41,304   2,160,612
       AT&T, Inc.                                        611,080  19,016,810
       Atlantic Tele-Network, Inc.                         1,149      42,203
      *Cbeyond, Inc.                                       2,162      27,587
       CenturyLink, Inc.                                  33,626   1,371,268
      *Cincinnati Bell, Inc.                              21,600      64,584
      *Cogent Communications Group, Inc.                   1,775      25,755
       Consolidated Communications Holdings, Inc.          3,313      60,926
      *Crown Castle International Corp.                   29,704   1,273,113
       Frontier Communications Corp.                      99,249     820,789
      *General Communications, Inc. Class A                3,100      35,650
      *Global Crossing, Ltd.                               3,541      82,789
       HickoryTech Corp.                                   2,100      19,950
      *Hughes Communications, Inc.                           517      30,942
       IDT Corp. Class B                                   1,400      40,586
      *Iridium Communications, Inc.                        1,333      10,437
      *Leap Wireless International, Inc.                   7,025     104,251
      *MetroPCS Communications, Inc.                      24,297     408,919
      #*Neutral Tandem, Inc.                               2,700      41,283
      *NII Holdings, Inc.                                 17,252     717,338
       NTELOS Holdings Corp.                               4,000      78,920
      *Premiere Global Services, Inc.                      5,500      43,505
      *SBA Communications Corp.                           11,200     432,656
       Shenandoah Telecommunications Co.                   1,830      34,441
      *Sprint Nextel Corp.                               311,719   1,614,704
      *SureWest Communications.                            2,098      30,568
       Telephone & Data Systems, Inc.                      4,800     161,088
       Telephone & Data Systems, Inc. Special Shares.      4,700     137,005
      #*tw telecom, inc.                                  13,500     290,790
      *United States Cellular Corp.                        2,400     118,176
       USA Mobility, Inc.                                  2,900      44,805
       Verizon Communications, Inc.                      293,519  11,089,148
       Windstream Corp.                                   51,297     657,115
      *Xeta Corp.                                          1,100       6,050
                                                                 -----------
    Total Telecommunication Services                              41,221,780
                                                                 -----------

    Utilities -- (3.1%)
      *AES Corp.                                          68,393     905,523
      #*AGL Resources, Inc.                                8,100     336,231
       ALLETE, Inc.                                        3,100     125,519
      *Alliant Energy Corp.                               11,500     454,710
       Ameren Corp.                                       24,800     726,888
       American Electric Power Co., Inc.                  49,578   1,808,605
       American States Water Co.                           1,900      66,329
      *American Water Works Co., Inc.                     18,300     537,654
      *Aqua America, Inc.                                 14,467     326,231
       Artesian Resources Corp.                              471       9,203

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CONTINUED

                                                     Shares     Value+
                                                     ------     -----

         Utilities -- (Continued)
            Atmos Energy Corp.                        9,330 $  325,524
            Avista Corp.                              5,712    139,087
           #Black Hills Corp.                         3,500    121,625
            California Water Service Group            1,914     72,196
           #*Calpine Corp.                           39,712    665,176
           #CenterPoint Energy, Inc.                 41,700    775,620
            Central Vermont Public Service Corp.      1,249     29,239
            CH Energy Group, Inc.                     1,800     96,516
            Chesapeake Utilities Corp.                1,000     42,790
            Cleco Corp.                               6,582    231,028
            CMS Energy Corp.                         26,300    520,740
            Connecticut Water Services, Inc.            900     23,166
            Consolidated Edison, Inc.                30,632  1,596,540
            Consolidated Water Co., Ltd.                777      7,622
            Constellation Energy Group, Inc.         19,625    714,742
            Delta Natural Gas Co., Inc.                 360     11,398
           #Dominion Resources, Inc.                 59,003  2,738,919
           *DPL, Inc.                                12,053    365,085
            DTE Energy Co.                           16,400    828,692
            Duke Energy Corp.                       130,588  2,435,466
           #*Dynegy, Inc.                             9,703     61,517
            Edison International, Inc.               32,600  1,280,202
           *El Paso Electric Co.                      4,200    130,116
            Empire District Electric Co.              4,170     93,575
           *Energen Corp.                             7,200    468,072
            Entergy Corp.                            18,500  1,289,820
            EQT Corp.                                14,542    765,055
            Exelon Corp.                             68,960  2,906,664
            FirstEnergy Corp.                        42,672  1,705,173
            Gas Natural, Inc.                           850      9,537
           *GenOn Energy, Inc.                       80,441    316,133
            Great Plains Energy, Inc.                14,200    292,236
           *Hawaiian Electric Industries, Inc.        9,600    244,704
            IDACORP, Inc.                             4,751    186,287
           #Integrys Energy Group, Inc.               8,307    434,955
            ITC Holdings Corp.                        5,200    368,836
            Laclede Group, Inc.                       2,600     99,762
            MDU Resources Group, Inc.                18,500    441,965
            MGE Energy, Inc.                          2,398    100,740
            Middlesex Water Co.                       1,920     36,250
            National Fuel Gas Co.                     7,310    535,823
            New Jersey Resources Corp.                4,497    196,879
           #NextEra Energy, Inc.                     40,700  2,302,399
           #Nicor, Inc.                               4,400    243,892
           #NiSource, Inc.                           29,412    572,063
            Northeast Utilities, Inc.                18,340    652,904
            Northwest Natural Gas Co.                 2,797    129,333
            NorthWestern Corp.                        3,600    117,180
           *NRG Energy, Inc.                         27,100    655,820
           *NSTAR.                                   10,800    500,040
            NV Energy, Inc.                          24,600    373,674
           *OGE Energy Corp.                         10,100    537,017
            Oneok, Inc.                              10,700    748,358
           #Ormat Technologies, Inc.                  3,300     82,170
            Otter Tail Corp.                          3,601     84,191
            Pennichuck Corp.                            600     16,998
           #Pepco Holdings, Inc.                     23,100    445,137
            PG&E Corp.                               40,128  1,849,098
           #Piedmont Natural Gas Co.                  7,900    250,825
            Pinnacle West Capital Corp.              11,415    495,297
            PNM Resources, Inc.                       8,150    124,940

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                    Shares         Value+
                                                                                    ------         -----

Utilities -- (Continued)
   Portland General Electric Co.                                                     7,707 $      192,367
  #PPL Corp.                                                                        49,900      1,368,757
  #Progress Energy, Inc.                                                            28,450      1,349,952
   Public Service Enterprise Group, Inc.                                            51,891      1,669,333
   Questar Corp.                                                                    18,500        325,045
   RGC Resources, Inc.                                                                 100          3,429
  #SCANA Corp.                                                                      11,800        489,936
   Sempra Energy                                                                    23,700      1,305,870
   SJW Corp.                                                                         2,210         51,360
   South Jersey Industries, Inc.                                                     3,300        189,585
   Southern Co.                                                                     87,230      3,405,459
   Southwest Gas Corp.                                                               4,835        192,288
  *Synthesis Energy Systems, Inc.                                                    1,650          6,616
   TECO Energy, Inc.                                                                21,500        414,305
   UGI Corp.                                                                        11,600        386,280
   UIL Holdings Corp.                                                                4,933        156,968
   UniSource Energy Corp.                                                            3,800        141,094
   Unitil Corp.                                                                        800         20,208
  *Vectren Corp.                                                                     8,200        234,356
   Westar Energy, Inc.                                                              11,600        315,636
   WGL Holdings, Inc.                                                                5,207        205,781
   Wisconsin Energy Corp.                                                           24,000        749,040
   Xcel Energy, Inc.                                                                47,555      1,157,013
   York Water Co.                                                                    1,100         19,206
                                                                                           --------------
Total Utilities                                                                                53,533,585
                                                                                           --------------
TOTAL COMMON STOCKS                                                                         1,520,498,871
                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  *Celgene Corp. Contingent Value Rights                                             1,104          2,760
  .*Contra Pharmacopeia Contingent Value Rights                                        361             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights                                800             --
  .*Macatawa Bank Corp. Rights                                                         443             --
  *Sanofi-Aventis SA Contingent Value Rights                                        26,368         65,393
                                                                                           --------------
TOTAL RIGHTS/WARRANTS                                                                              68,153
                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares           6,182,231      6,182,231
                                                                                           --------------

                                                                                 Shares/
                                                                                  Face
                                                                                 Amount
                                                                                 ------
                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund                                             169,296,836    169,296,836
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by
  $499,581 FNMA 3.500%, 02/01/26, valued at $502,307) to be repurchased at
  $487,678                                                                            $488        487,676
                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL                                                           169,784,512
                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,113,932,231)                                                                     $1,696,533,767
                                                                                           ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares      Value+
                                                        ------      -----

     COMMON STOCKS -- (90.5%)
     Consumer Discretionary -- (16.3%)
       *1-800-FLOWERS.COM, Inc.                        118,950 $   398,482
       *99 Cents Only Stores                           116,280   2,344,205
       #Aaron's, Inc.                                   58,283   1,677,968
       *AC Moore Arts & Crafts, Inc.                    48,640     132,301
        Acme United Corp.                                1,331      12,511
       *AH Belo Corp.                                   96,654     804,161
        Aldila, Inc.                                    13,644      58,669
        Amcon Distributing Co.                             333      23,310
       *American Biltrite, Inc.                          3,566      37,443
       #American Greetings Corp. Class A               130,517   3,210,718
       *America's Car-Mart, Inc.                        44,364   1,086,031
       *Arctic Cat, Inc.                                66,108   1,109,953
        Ark Restaurants Corp.                           11,046     183,364
       *Asbury Automotive Group, Inc.                   31,183     539,466
       *Ascent Media Corp.                              29,425   1,413,283
       *Audiovox Corp. Class A                         133,943     988,499
       *Ballantyne Strong, Inc.                         90,050     607,838
       #Barnes & Noble, Inc.                           135,113   1,484,892
       *Bassett Furniture Industries, Inc.              40,434     362,693
       *Beasley Broadcast Group, Inc.                   42,542     286,733
       *Beazer Homes USA, Inc.                         432,898   2,017,305
        bebe stores, Inc.                              136,701     918,631
       *Belo Corp.                                      48,571     410,425
       *Benihana, Inc.                                  15,390     136,202
       *Benihana, Inc. Class A                          12,810     113,369
       *Biglari Holdings, Inc.                           6,120   2,675,909
       #*BJ's Restaurants, Inc.                        248,223  11,654,070
       *Bluegreen Corp.                                173,693     675,666
        Blyth, Inc.                                     37,909   1,787,030
        Bob Evans Farms, Inc.                          142,812   4,478,584
       #Books-A-Million, Inc.                           98,481     454,982
        Bowl America, Inc. Class A                      11,489     145,910
       #*Boyd Gaming Corp.                             173,301   1,549,311
       *Brookfield Residential Properties, Inc.         98,858   1,220,896
       #Brown Shoe Co., Inc.                           110,969   1,403,758
       #Brunswick Corp.                                274,156   6,407,026
       *Build-A-Bear-Workshop, Inc.                    119,496     732,510
       *Cabela's, Inc.                                 270,530   6,909,336
       *Cache, Inc.                                     61,814     354,812
       #Callaway Golf Co.                              326,076   2,308,618
       *Cambium Learning Group, Inc.                    46,787     160,947
       *Canterbury Park Holding Corp.                    5,673      73,692
       *Carriage Services, Inc.                        173,049   1,107,514
       *Casual Male Retail Group, Inc.                  27,879     117,649
       *Cavco Industries, Inc.                          22,179   1,030,880
       #*Charles & Colvard, Ltd.                        32,173      88,476
       *Charming Shoppes, Inc.                         435,945   1,974,831
        Christopher & Banks Corp.                      135,200     831,480
        Churchill Downs, Inc.                           58,492   2,439,701
       *Clear Channel Outdoor Holdings, Inc. Class A    77,310   1,063,786
       *Coast Distribution System, Inc.                 18,627      72,273
       *Cobra Electronics Corp.                          9,688      37,686
       #*Collective Brands, Inc.                       284,985   5,984,685
       #*Conn's, Inc.                                  103,383     677,159
       *Core-Mark Holding Co., Inc.                     59,460   1,992,505
        CSS Industries, Inc.                            40,954     789,593
       *Culp, Inc.                                      33,934     342,055
       *Cybex International, Inc.                       54,864      58,704

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CONTINUED


                                                       Shares      Value+
                                                       ------      -----

       Consumer Discretionary -- (Continued)
         *Dana Holding Corp.                          279,558 $ 5,079,569
         *dELiA*s, Inc.                                47,628      84,302
         *Delta Apparel, Inc.                          17,375     307,364
         #Dillard's, Inc. Class A                     401,591  19,284,400
         #*DineEquity, Inc.                            60,332   3,014,790
         *Dixie Group, Inc.                           112,317     482,963
         *Dolan Media Co.                              71,192     837,930
         *Dorman Products, Inc.                        74,024   2,886,936
          Dover Downs Gaming & Entertainment, Inc.        651       2,292
         *Dover Motorsports, Inc.                     109,057     212,661
          DR Horton, Inc.                             272,973   3,395,784
          Drew Industries, Inc.                         2,575      61,980
         *Duckwall-ALCO Stores, Inc.                   10,636     135,503
          Educational Development Corp.                 1,776      10,301
         *Emerson Radio Corp.                         235,639     570,246
         *Entercom Communications Corp.                 5,152      54,457
          Escalade, Inc.                               23,871     130,574
         #Ethan Allen Interiors, Inc.                   4,300     103,587
         *EW Scripps Co. Class A (The)                235,669   2,238,856
         *Exide Technologies.                         107,075   1,075,033
         *Federal-Mogul Corp.                         137,570   3,645,605
          Finish Line, Inc. Class A                   108,578   2,333,341
         *Fisher Communications, Inc.                  39,278   1,188,160
          Flanigan's Enterprises, Inc.                  5,016      39,827
          Flexsteel Industries, Inc.                   26,545     379,328
          Foot Locker, Inc.                           315,096   6,780,866
         #Fred's, Inc.                                245,977   3,433,839
          Frisch's Restaurants, Inc.                   23,920     542,506
         *Full House Resorts, Inc.                     46,830     187,320
         *Furniture Brands International, Inc.        218,057   1,055,396
          Gaiam, Inc.                                  45,844     272,772
         #*GameStop Corp. Class A                     396,262  10,176,008
         *GameTech International, Inc.                 11,760       2,354
          Gaming Partners International Corp.             100         705
         #*Gaylord Entertainment Co.                  202,261   7,255,102
         *Genesco, Inc.                               103,940   4,197,097
         *G-III Apparel Group, Ltd.                    65,443   2,935,773
         *Golfsmith International Holdings, Inc.        6,990      34,670
         *Gray Television, Inc.                       165,103     460,637
         *Gray Television, Inc. Class A                 5,188      12,659
         *Great Wolf Resorts, Inc.                    151,649     323,012
         #Group 1 Automotive, Inc.                    147,870   6,364,325
         *Hallwood Group, Inc.                          8,422     186,210
          Harte-Hanks, Inc.                           101,167     939,841
         *Hastings Entertainment, Inc.                 69,076     346,762
          Haverty Furniture Cos., Inc.                113,862   1,491,592
          Haverty Furniture Cos., Inc. Class A            700       9,100
         *Helen of Troy, Ltd.                         121,045   3,766,920
         *Hollywood Media Corp.                        63,704     108,297
          Hooker Furniture Corp.                       55,054     684,872
          Hot Topic, Inc.                             264,817   1,776,922
         *Iconix Brand Group, Inc.                    387,629   9,493,034
          International Speedway Corp.                130,394   3,990,056
         *Isle of Capri Casinos, Inc.                 183,888   1,754,292
         *J. Alexander's Corp.                         38,794     231,988
         #*JAKKS Pacific, Inc.                        199,247   4,192,157
          Jarden Corp.                                 21,300     775,107
         *Johnson Outdoors, Inc. Class A              101,746   1,687,966
          Jones Group, Inc. (The)                      24,200     329,846
         *Journal Communications, Inc.                154,401     841,485
         #KB Home                                     114,704   1,354,654

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CONTINUED

                                                          Shares      Value+
                                                          ------      -----

    Consumer Discretionary -- (Continued)
      *Kenneth Cole Productions, Inc. Class A             30,075 $   405,110
      *Kid Brands, Inc.                                   73,115     534,471
      *Kona Grill, Inc.                                    5,017      28,747
       Koss Corp.                                          1,121       7,376
       KSW, Inc.                                          10,178      37,048
      #*K-Swiss, Inc. Class A                            103,739   1,277,027
       Lacrosse Footwear, Inc.                            12,129     201,584
      *Lakeland Industries, Inc.                          34,327     298,645
      *Lakes Entertainment, Inc.                         125,791     288,061
      *La-Z-Boy, Inc.                                    149,355   1,756,415
      *Lee Enterprises, Inc.                             190,281     272,102
      #Lennar Corp. Class A                              325,800   6,186,942
       Lennar Corp. Class B Voting                        70,707   1,078,989
      *Liberty Media Corp. Capital Class A               354,909  29,198,363
      *Liberty Media Corp. Interactive Class A           398,821   6,971,391
      *Liberty Media-Starz Corp. Series B.                   278      21,360
      *Life Time Fitness, Inc.                            26,053   1,019,193
      *Lifetime Brands, Inc.                              63,921   1,017,622
       Lincoln Educational Services Corp.                  2,964      49,499
       Lithia Motors, Inc.                               129,782   2,360,735
      *Live Nation Entertainment, Inc.                   290,849   3,225,515
      *Luby's, Inc.                                      152,136     760,680
      *M/I Homes, Inc.                                    95,252   1,265,899
       Mac-Gray Corp.                                     93,751   1,588,142
      *Madison Square Garden, Inc.                        67,282   1,840,163
       Marcus Corp.                                      111,760   1,239,418
      *MarineMax, Inc.                                   128,245   1,226,022
      #*McClatchy Co. (The)                              373,063   1,066,960
      *McCormick & Schmick's Seafood Restaurants, Inc.    80,459     734,591
       MDC Holdings, Inc.                                 25,026     730,509
      *Media General, Inc. Class A                       107,220     577,916
       Men's Wearhouse, Inc. (The)                       232,519   6,484,955
      *Meritage Homes Corp.                               58,442   1,397,348
      *Modine Manufacturing Co.                          138,533   2,467,273
      *Mohawk Industries, Inc.                           190,548  11,440,502
      *Morton's Restaurant Group, Inc.                    60,732     449,417
      *Motorcar Parts of America, Inc.                    55,789     776,583
      *Movado Group, Inc.                                105,959   1,768,456
      *MTR Gaming Group, Inc.                             93,976     249,036
      *Multimedia Games Holding Co., Inc.                 79,646     467,522
      *Nathan's Famous, Inc.                               9,468     163,039
      *Nautilus, Inc.                                     65,046     210,749
      *New Frontier Media, Inc.                           57,680     102,094
      *New York & Co., Inc.                              133,725     821,072
      *Nobel Learning Communities, Inc.                    2,023      20,129
      *O'Charley's, Inc.                                 110,678     723,834
      *Office Depot, Inc.                                308,062   1,327,747
      *Orbitz Worldwide, Inc.                              7,832      25,062
      *Orient-Express Hotels, Ltd.                       462,611   5,676,237
     .#*Orleans Homebuilders, Inc.                       101,928          --
       Outdoor Channel Holdings, Inc.                    126,139     901,894
      *P & F Industries, Inc. Class A                      2,025       7,756
      #*Pacific Sunwear of California, Inc.              360,783   1,150,898
      *Penn National Gaming, Inc.                         51,546   2,062,355
      *Penske Automotive Group, Inc.                     267,424   6,011,692
       Pep Boys - Manny, Moe & Jack (The)                229,205   3,140,108
      *Perry Ellis International, Inc.                   101,852   2,870,189
       Phillips-Van Heusen Corp.                         130,195   9,167,030
      *Pinnacle Entertainment, Inc.                      190,559   2,644,959
      *Point.360                                           7,043       5,247
      *Quiksilver, Inc.                                  132,399     575,936

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CONTINUED

                                                        Shares       Value+
                                                        ------       -----

    Consumer Discretionary -- (Continued)
      #*Radio One, Inc.                                 50,923 $    148,186
      *Reading International, Inc. Class A                 647        3,138
      *Reading International, Inc. Class B               6,238       42,106
      *Red Lion Hotels Corp.                            96,956      848,365
      #*Red Robin Gourmet Burgers, Inc.                100,425    2,730,556
       Regis Corp.                                     231,606    3,937,302
      #Rent-A-Center, Inc.                             217,582    6,625,372
      *Rick's Cabaret International, Inc.               49,664      519,982
      *Rocky Brands, Inc.                               36,687      558,743
      #*Royal Caribbean Cruises, Ltd.                  333,477   13,279,054
      #*Ruby Tuesday, Inc.                             194,559    2,044,815
      *Ruth's Hospitality Group, Inc.                   26,498      130,105
      *Saga Communications, Inc.                        26,882      965,333
      #*Saks, Inc.                                     900,209   10,766,500
       Salem Communications Corp.                       51,846      186,646
       Scholastic Corp.                                156,117    4,102,755
       Service Corp. International                     682,277    8,030,400
       Shiloh Industries, Inc.                         201,241    2,296,160
      *Shoe Carnival, Inc.                              79,586    2,329,482
       Sinclair Broadcast Group, Inc. Class A          134,391    1,544,153
      #*Skechers U.S.A., Inc. Class A                   96,700    1,842,135
       Skyline Corp.                                    37,750      740,278
      *Smith & Wesson Holding Corp.                    107,142      386,783
       Sonesta International Hotels Corp. Class A        1,771       34,278
       Spartan Motors, Inc.                            166,527    1,125,723
       Speedway Motorsports, Inc.                      209,419    3,262,748
      *Sport Chalet, Inc. Class A                      132,485      242,448
      *Sport Chalet, Inc. Class B                        4,960       11,408
       Stage Stores, Inc.                              167,083    3,218,019
       Standard Motor Products, Inc.                   111,623    1,590,628
      #*Standard Pacific Corp.                         182,038      702,667
      *Stanley Furniture, Inc.                          56,804      320,375
       Stein Mart, Inc.                                115,262    1,254,051
      *Steinway Musical Instruments, Inc.               58,402    1,460,050
      #Stewart Enterprises, Inc.                       404,195    3,278,021
      *Stoneridge, Inc.                                 68,910    1,054,323
       Strattec Security Corp.                          16,204      465,217
       Superior Industries International, Inc.         151,264    3,822,441
      *Syms Corp.                                       44,394      352,488
      *Systemax, Inc.                                  247,055    3,199,362
      *Tandy Brands Accessories, Inc.                   56,879      143,335
       Tandy Leather Factory, Inc.                      18,143       84,728
      *Timberland Co. Class A                           29,500    1,333,105
      *Toll Brothers, Inc.                             326,102    6,851,403
      *Trans World Entertainment Corp.                  62,666      104,652
      *TRW Automotive Holdings Corp.                   113,819    6,494,512
      *Tuesday Morning Corp.                           189,888      949,440
      *Unifi, Inc.                                      97,134    1,585,227
      *Universal Electronics, Inc.                       1,287       35,637
      *Vail Resorts, Inc.                               33,700    1,650,963
      *Valuevision Media, Inc. Class A                  34,465      219,887
       Volcom, Inc.                                        248        4,893
      #Washington Post Co. Class B                       6,210    2,706,939
       Wendy's/Arby's Group, Inc. Class A            1,275,378    6,147,322
      #*West Marine, Inc.                              121,225    1,318,928
      *Wet Seal, Inc. (The)                            192,940      848,936
       Weyco Group, Inc.                                 7,603      184,373
       Wolverine World Wide, Inc.                        4,410      174,989
       Wyndham Worldwide Corp.                         326,000   11,282,860
      *Zale Corp.                                       35,995      132,462
                                                               ------------
    Total Consumer Discretionary                                469,595,218
                                                               ------------

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CONTINUED


                                                      Shares      Value+
                                                      ------      -----

       Consumer Staples -- (3.4%)
          Alico, Inc.                                    958 $    24,707
         *Alliance One International, Inc.           426,589   1,702,090
          Andersons, Inc. (The)                       50,518   2,508,219
          B&G Foods, Inc.                            107,912   1,951,049
          Bridgford Foods Corp.                        2,976      30,474
         *Cagle's, Inc. Class A                       10,350      63,239
          CCA Industries, Inc.                         9,202      53,832
         *Central Garden & Pet Co.                    79,521     776,920
         *Central Garden & Pet Co. Class A           184,127   1,844,953
         *Chiquita Brands International, Inc.        236,483   3,764,809
          Coca-Cola Bottling Co.                       6,597     464,759
         *Constellation Brands, Inc. Class A         449,327  10,060,432
         *Constellation Brands, Inc. Class B             688      15,473
         *Craft Brewers Alliance, Inc.                88,779     817,655
         #*Dole Food Co., Inc.                       149,537   2,065,106
         *Elizabeth Arden, Inc.                       46,897   1,409,724
          Farmer Brothers Co.                         83,173   1,000,571
          Fresh Del Monte Produce, Inc.              252,853   6,854,845
          Golden Enterprises, Inc.                    27,634      91,192
          Griffin Land & Nurseries, Inc. Class A       9,616     257,516
         *Hain Celestial Group, Inc.                 178,430   6,068,404
         *Harbinger Group, Inc.                       44,675     271,177
         *Heckmann Corp.                             165,139   1,040,376
        .#*HQ Sustainable Maritime Industries, Inc.    3,745      10,411
          Imperial Sugar Co.                          66,299     906,970
          Ingles Markets, Inc.                        60,799   1,155,789
         *John B. Sanfilippo & Son, Inc.              48,275     531,025
         *Mannatech, Inc.                             88,494     147,785
          MGP Ingredients, Inc.                       77,255     674,436
          Nash-Finch Co.                              96,036   3,574,460
         *Natural Alternatives International, Inc        235       1,067
         *Nutraceutical International Corp.           63,623   1,009,061
          Oil-Dri Corp. of America                    29,829     658,923
         *Omega Protein Corp                         141,227   1,819,004
         *Pantry, Inc.                               121,829   1,885,913
         *Parlux Fragrances, Inc.                    136,351     455,412
         *Physicians Formula Holdings, Inc.           58,216     308,545
         *Pilgrim's Pride Corp.                       18,544     109,039
         *Prestige Brands Holdings, Inc.             268,318   3,099,073
         *Ralcorp Holdings, Inc.                     149,606  11,639,347
          Reliv' International, Inc.                   1,105       2,133
          Schiff Nutrition International, Inc.         8,153      81,122
         *Seneca Foods Corp.                          22,306     623,676
         *Seneca Foods Corp. Class B                   1,705      47,680
         *Smart Balance, Inc.                        228,460   1,092,039
         *Smithfield Foods, Inc.                     387,168   9,121,678
          Spartan Stores, Inc.                       118,247   1,845,836
         *Spectrum Brands Holdings, Inc.              38,138   1,239,485
         #SUPERVALU, Inc.                            159,218   1,792,795
         *Susser Holdings Corp.                       93,476   1,289,034
          Tasty Baking Co.                            44,489     177,289
         #*TreeHouse Foods, Inc.                      49,932   3,029,374
         #Universal Corp.                             84,030   3,645,221
          Village Super Market, Inc.                  12,981     351,006
          Weis Markets, Inc.                          43,707   1,803,788
         *Winn-Dixie Stores, Inc.                    183,621   1,301,873
                                                             -----------
       Total Consumer Staples.......................          98,567,811
                                                             -----------

       Energy -- (10.9%)
          Adams Resources & Energy, Inc.              24,137     710,111
          Alon USA Energy, Inc.                      131,090   1,802,488

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                    Shares      Value+
                                                    ------      -----

         Energy -- (Continued)
           *Approach Resources, Inc.                85,023 $ 2,503,077
           #*ATP Oil & Gas Corp.                    36,665     651,904
           *Barnwell Industries, Inc.               20,387     140,874
           *Basic Energy Services, Inc.            212,195   6,522,874
            Berry Petroleum Corp. Class A           85,092   4,520,938
           *Bill Barrett Corp.                     203,555   8,494,350
           *BioFuel Energy Corp.                    35,538      25,943
           *Bolt Technology Corp.                    8,388     122,800
           *BPZ Resources, Inc.                     85,899     408,879
           *Bristow Group, Inc.                    178,325   8,274,280
           *Bronco Drilling Co., Inc.              151,566   1,664,195
           *Cal Dive International, Inc.           146,685   1,152,944
            Cimarex Energy Co.                      51,914   5,741,169
           *Clayton Williams Energy, Inc.            3,704     335,471
           *Complete Production Services, Inc.     288,076   9,777,299
           #*Comstock Resources, Inc.              115,811   3,712,901
           *Crimson Exploration, Inc.               63,861     258,637
            Crosstex Energy, Inc.                  155,249   1,637,877
           *CVR Energy, Inc.                       314,600   6,993,558
           *Dawson Geophysical Co.                  41,858   1,866,867
            Delek US Holdings, Inc.                148,466   1,993,898
           *Denbury Resources, Inc.                 74,090   1,672,211
            DHT Holdings, Inc.                      76,312     330,431
           *Double Eagle Petroleum Co.              58,707     597,637
           *Endeavour International Corp.            5,273      76,459
           *Energy Partners, Ltd.                  138,023   2,513,399
           *ENGlobal Corp.                           7,931      32,358
           #*Exterran Holdings, Inc.               284,333   6,172,869
            Frontier Oil Corp.                     241,097   6,736,250
           *Geokinetics, Inc.                       24,593     234,863
           *GeoMet, Inc.                            10,393      15,070
           *GeoResources, Inc.                      22,317     647,639
           *Global Industries, Ltd.                504,647   4,975,819
           #*GMX Resources, Inc.                   286,652   1,685,514
           #*Goodrich Petroleum Corp.               16,720     375,698
           #*Green Plains Renewable Energy, Inc.    53,697     672,286
            Gulf Island Fabrication, Inc.           71,628   2,531,334
           *Gulfmark Offshore, Inc.                113,829   4,845,701
           *Harvest Natural Resources, Inc.        177,631   2,454,860
           *Helix Energy Solutions Group, Inc.     637,560  12,069,011
           *Hercules Offshore, Inc.                557,729   3,499,749
           *HKN, Inc.                               66,383     205,123
           *Hornbeck Offshore Services, Inc.       151,333   4,423,464
           *International Coal Group, Inc.         563,095   6,210,938
           *Key Energy Services, Inc.              238,392   4,338,734
           #*Lucas Energy, Inc.                      1,452       4,675
           *Matrix Service Co.                      13,774     199,172
           #*Mexco Energy Corp.                      6,961      80,052
           *Mitcham Industries, Inc.                53,986     862,696
           *Natural Gas Services Group, Inc.        68,721   1,239,040
           *Newpark Resources, Inc.                477,155   4,308,710
            Overseas Shipholding Group, Inc.       107,714   3,000,912
           *OYO Geospace Corp.                         200      18,656
           *Parker Drilling Co.                    564,381   4,024,037
           *Patriot Coal Corp.                     171,800   4,325,924
            Patterson-UTI Energy, Inc.             473,266  14,723,305
            Penn Virginia Corp.                    180,382   2,788,706
           *Petroleum Development Corp.            127,566   5,079,678
           *PHI, Inc. Non-Voting                    96,242   2,153,896
           *PHI, Inc. Voting                           467      10,204
           *Pioneer Drilling Co.                   275,482   4,269,971

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CONTINUED


                                                         Shares       Value+
                                                         ------       -----

    Energy -- (Continued)
       Pioneer Natural Resources Co.                     84,887 $  8,677,998
      *Plains Exploration & Production Co.              372,716   14,178,117
      *REX American Resources Corp.                     110,120    1,902,874
      #*Rex Energy Corp.                                 80,200    1,028,966
      *Rosetta Resources, Inc.                          102,910    4,726,656
      *Rowan Cos., Inc.                                 322,685   13,455,964
       SEACOR Holdings, Inc.                             69,842    6,902,485
      #*Seahawk Drilling, Inc.                            1,026        7,541
      *SemGroup Corp. Class A                             3,614      101,373
       SM Energy Co.                                     17,942    1,361,080
       Southern Union Co.                                     1           16
       Sunoco, Inc.                                     258,741   11,037,891
      *Superior Energy Services, Inc.                    13,199      507,106
      *Swift Energy Corp.                               174,400    6,834,736
       Teekay Corp.                                     206,271    7,011,151
      *Tesoro Petroleum Corp.                           419,582   11,379,064
      *Tetra Technologies, Inc.                         116,351    1,718,504
      *TGC Industries, Inc.                               8,672       71,371
       Tidewater, Inc.                                  146,594    8,723,809
      *Union Drilling, Inc.                              72,731      986,232
      *Unit Corp.                                       103,566    6,526,729
      #*USEC, Inc.                                      607,305    2,781,457
      *VAALCO Energy, Inc.                                6,955       48,476
      *Warren Resources, Inc.                            24,410      110,577
      #*Western Refining, Inc.                          437,096    7,413,148
      *Whiting Petroleum Corp.                          161,623   11,232,798
      *Willbros Group, Inc.                             219,131    2,355,658
                                                                ------------
    Total Energy                                                 314,802,162
                                                                ------------

    Financials -- (20.1%)
      *1st Constitution Bancorp                             713        5,889
       1st Source Corp.                                 215,350    4,569,727
      *1st United Bancorp, Inc.                           6,911       48,170
       21st Century Holding Co.                          55,857      164,778
       Abington Bancorp, Inc.                           128,600    1,558,632
       Access National Corp.                              4,644       36,177
       Advance America Cash Advance Centers, Inc.       137,799      810,258
      *Affirmative Insurance Holdings, Inc.              41,536      102,594
      *Allegheny Corp.                                   16,422    5,402,799
       Alliance Bancorp, Inc. of Pennsylvania             2,169       24,184
       Alliance Financial Corp.                          11,066      356,768
      *Allied World Assurance Co. Holdings, Ltd.        155,508   10,103,355
       Alterra Capital Holdings, Ltd.                   139,546    3,067,221
       Ameriana Bancorp                                     945        4,508
      *American Capital, Ltd.                         1,164,025   11,954,537
       American Equity Investment Life Holding Co.      352,463    4,532,674
       American Financial Group, Inc.                   370,385   13,248,671
      *American Independence Corp.                       23,061      120,378
       American National Bankshares, Inc.                14,028      324,608
       American National Insurance Co.                   42,285    3,344,744
      *American River Bankshares                          7,628       47,675
      *American Safety Insurance Holdings, Ltd.          58,379    1,188,596
      *Ameris Bancorp                                    68,011      676,029
      *AMERISAFE, Inc.                                   87,870    1,962,137
      *AmeriServe Financial, Inc.                       182,092      437,021
      *Arch Capital Group, Ltd.                          28,048    2,916,992
       Argo Group International Holdings, Ltd.          146,889    4,613,784
       Aspen Insurance Holdings, Ltd.                   254,728    7,277,579
      *Asset Acceptance Capital Corp.                    47,280      268,550
       Associated Banc-Corp.                            160,013    2,336,190
       Assurant, Inc.                                   361,018   14,332,415

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       Shares      Value+
                                                       ------      -----

      Financials -- (Continued)
         Assured Guaranty, Ltd.                       436,587 $ 7,421,979
         Asta Funding, Inc.                            53,501     433,893
        #Astoria Financial Corp.                      224,911   3,254,462
         Atlantic American Corp.                        6,923      14,123
        *Atlantic Coast Financial Corp.                 2,713      26,479
         Auburn National Bancorporation, Inc.             152       2,997
        *Avatar Holdings, Inc.                         59,260   1,066,680
         Axis Capital Holdings, Ltd.                  210,521   7,444,023
        *B of I Holding, Inc.                          52,643     884,402
         Baldwin & Lyons, Inc.                            119       2,561
         Baldwin & Lyons, Inc. Class B                 58,778   1,357,184
         BancFirst Corp.                                  100       4,027
         Bancorp of New Jersey, Inc.                      541       5,234
         Bancorp Rhode Island, Inc.                    12,407     550,375
        *Bancorp, Inc.                                 59,776     585,207
        *BancTrust Financial Group, Inc.               42,238     105,595
         Bank Mutual Corp.                            221,755     906,978
         Bank of Kentucky Financial Corp.               7,746     180,714
        *BankAtlantic Bancorp, Inc.                    36,438      33,133
         BankFinancial Corp.                          126,869   1,159,583
         Banner Corp.                                  65,892     181,203
         Bar Harbor Bankshares                         13,518     394,996
         BCB Bancorp, Inc.                              8,383      92,213
        *BCSB Bancorp, Inc.                               652       8,469
         Beacon Federal Bancorp, Inc.                   1,455      20,574
        *Beneficial Mutual Bancorp, Inc.                7,187      62,024
        *Berkshire Bancorp, Inc.                        2,534      14,241
         Berkshire Hills Bancorp, Inc.                106,213   2,368,550
         Boston Private Financial Holdings, Inc.      263,130   1,839,279
        *Bridge Capital Holdings                       10,806     111,086
         Brookline Bancorp, Inc.                      166,759   1,537,518
         Bryn Mawr Bank Corp.                           5,030     101,355
         C&F Financial Corp.                              101       2,121
         California First National Bancorp             17,918     272,174
        *Camco Financial Corp.                         16,833      29,289
         Camden National Corp.                         25,470     879,989
        *Cape Bancorp, Inc.                               112       1,139
         Capital City Bank Group, Inc.                 29,235     327,432
         Capital Southwest Corp.                       24,997   2,405,711
         CapitalSource, Inc.                          410,169   2,739,929
        *Capitol Federal Financial, Inc.              152,491   1,726,198
         Cardinal Financial Corp.                     121,278   1,363,165
        *Carolina Bank Holdings, Inc.                     100         350
         Carrollton Bancorp                               200         904
         Cash America International, Inc.                  82       3,891
        #Cathay General Bancorp                       272,031   4,638,129
        #Center Bancorp, Inc.                          40,852     390,545
        *Center Financial Corp.                       126,397     921,434
         CenterState Banks of Florida, Inc.             4,991      31,044
         Central Bancorp, Inc.                          5,705     108,966
         Century Bancorp, Inc. Class A                  1,370      37,785
         CFS Bancorp, Inc.                            116,086     629,186
         Chemical Financial Corp.                      72,857   1,466,611
        *Chicopee Bancorp, Inc.                         7,926     112,628
        *Citizens Community Bancorp, Inc.              29,400     156,555
         Citizens Holding Co.                             701      14,265
         Citizens South Banking Corp.                  21,373     101,522
        #*Citizens, Inc.                              169,191   1,260,473
        *CNA Surety Corp.                             233,992   6,198,448
         CNB Financial Corp.                              591       8,197
        *CNO Financial Group, Inc.                  1,322,576  10,659,963

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CONTINUED


                                                         Shares     Value+
                                                         ------     -----

      Financials -- (Continued)
        #CoBiz Financial, Inc.                          116,351 $  790,023
         Codorus Valley Bancorp, Inc.                     4,586     49,942
        *Colonial Financial Services, Inc.               14,655    183,188
        *Colony Bankcorp, Inc.                            4,653     19,031
         Columbia Banking System, Inc.                   27,684    522,120
         Commercial National Financial Corp.                191      3,770
        *Commonwealth Bankshares, Inc.                    1,300        766
        #Community Bank System, Inc.                     94,578  2,366,342
        *Community Capital Corp.                          3,618     11,397
         Community Trust Bancorp, Inc.                    2,908     82,296
        *Community West Bancshares                       16,252     70,209
        *CompuCredit Holdings Corp.                     104,416    444,812
         Consolidated-Tokoma Land Co.                       111      3,433
        *Consumer Portfolio Services, Inc.               76,513     84,164
        #*Cowen Group, Inc.                              52,340    217,734
        *Crescent Financial Corp.                        47,032    191,891
         Danvers Bancorp, Inc.                           36,247    817,370
        #*Dearborn Bancorp, Inc.                         34,487     48,972
        #Delphi Financial Group, Inc. Class A            94,535  3,020,393
         Dime Community Bancshares, Inc.                  5,498     84,999
         Donegal Group, Inc. Class A                     74,158  1,011,515
         Donegal Group, Inc. Class B                      6,424     98,994
        *E*Trade Financial Corp.                        422,505  6,861,481
        *Eagle Bancorp Montana, Inc.                        101      1,145
         East West Bancorp, Inc.                         25,989    549,148
         Eastern Insurance Holdings, Inc.                54,171    726,433
         Eastern Virginia Bankshares, Inc.                7,095     25,045
         ECB Bancorp, Inc.                                1,816     21,610
         EMC Insurance Group, Inc.                      144,009  3,140,836
         Employers Holdings, Inc.                        42,224    851,236
        *Encore Bancshares, Inc.                         31,263    378,282
        *Encore Capital Group, Inc.                      97,970  2,933,222
        *Endurance Specialty Holdings, Ltd.             194,620  8,629,451
         Enterprise Bancorp, Inc.                         7,005    124,269
         Enterprise Financial Services Corp.             30,919    460,693
         ESB Financial Corp.                             14,979    254,194
         ESSA Bancorp, Inc.                              68,448    859,022
         Evans Bancorp, Inc.                              8,434    119,341
         Everest Re Group, Ltd.                          27,687  2,522,839
        #F.N.B. Corp.                                   205,426  2,249,415
        *Farmers Capital Bank Corp.                       2,725     18,966
         FBL Financial Group, Inc. Class A              122,214  3,727,527
         Federal Agricultural Mortgage Corp.             51,990    985,211
         Federal Agricultural Mortgage Corp. Class A      2,471     33,729
         Fidelity Bancorp, Inc.                           3,112     28,008
         Fidelity National Financial, Inc.              336,949  5,202,493
        *Fidelity Southern Corp.                         29,461    221,544
         Financial Institutions, Inc.                    21,304    362,168
        *First Acceptance Corp.                         101,596    183,889
         First Advantage Bancorp                          4,904     67,185
        *First American Financial Corp.                 158,674  2,475,314
         First Bancorp                                   67,295    939,438
         First Bancorp, Inc.                             16,936    251,500
        *First Bancshares, Inc.                           2,300     14,306
         First Bancshares, Inc. (The)                       171      1,513
         First Busey Corp.                               98,427    516,742
         First Business Financial Services, Inc.          2,217     26,493
        *First California Financial Group, Inc.          13,038     50,196
         First Citizens BancShares, Inc.                 20,605  4,121,206
         First Commonwealth Financial Corp.             343,710  2,131,002
         First Community Bancshares, Inc.                32,559    483,827

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------     -----

    Financials -- (Continued)
      *First Defiance Financial Corp.                      31,199 $  426,802
      #*First Federal Bancshares of Arkansas, Inc.         14,157     41,055
      *First Federal of Northern Michigan Bancorp, Inc.     7,296     24,733
       First Financial Corp.                               61,125  1,965,780
       First Financial Holdings, Inc.                      81,607    896,045
      *First Financial Northwest, Inc.                    111,813    697,713
       First M&F Corp.                                     11,390     46,699
      *First Marblehead Corp. (The)                       262,504    564,384
       First Merchants Corp.                              168,434  1,561,383
       First Midwest Bancorp, Inc.                        187,108  2,451,115
       First Niagara Financial Group, Inc.                317,146  4,566,902
       First Pactrust Bancorp, Inc.                        24,516    379,753
      *First Place Financial Corp.                        158,429    285,172
      *First Security Group, Inc.                          15,808     13,753
       First South Bancorp, Inc.                              167        748
      #First United Corp.                                   5,398     19,163
       First West Virginia Bancorp, Inc.                      811     13,300
       Firstbank Corp.                                     15,301     89,662
      *FirstCity Financial Corp.                           56,481    379,552
       Flagstone Reinsurance Holdings SA                  304,415  2,560,130
       Flushing Financial Corp.                           100,176  1,474,591
      #*FNB United Corp.                                   14,781      7,095
      #*Forest City Enterprises, Inc. Class A             156,704  3,010,284
      *Forestar Group, Inc.                                 2,600     51,142
       Fox Chase Bancorp, Inc.                             15,187    207,303
      *FPIC Insurance Group, Inc.                         107,759  3,978,462
      *Genworth Financial, Inc. Class A                   525,160  6,401,700
       German American Bancorp, Inc.                       62,409  1,089,037
       GFI Group, Inc.                                        289      1,477
      *Gleacher & Co., Inc.                                 5,865     11,085
      *Global Indemnity P.L.C.                             52,103  1,330,711
       Great Southern Bancorp, Inc.                        22,736    470,635
      #*Greene Bancshares, Inc.                            47,494     96,413
      *Greenlight Capital Re, Ltd.                            100      2,815
      *Guaranty Bancorp                                   264,813    381,331
      *Guaranty Federal Bancshares, Inc.                   14,051     85,852
      *Hallmark Financial Services, Inc.                  107,374    918,048
       Hampden Bancorp, Inc.                               14,596    197,046
       Hanover Insurance Group, Inc.                      122,927  5,189,978
       Harleysville Group, Inc.                           211,820  6,795,186
       Harleysville Savings Financial Corp.                 1,176     17,605
      *Harris & Harris Group, Inc.                        124,803    651,472
       Hawthorn Bancshares, Inc.                            7,685     63,401
       HCC Insurance Holdings, Inc.                        48,457  1,576,791
       Heartland Financial USA, Inc.                        5,603     88,079
      *Heritage Commerce Corp.                             58,644    306,708
      *Heritage Financial Corp.                             8,168    120,396
       Heritage Financial Group, Inc.                       1,288     15,559
       HF Financial Corp.                                  12,061    133,515
      *Hilltop Holdings, Inc.                             213,651  2,072,415
       Hingham Institution for Savings                        709     37,506
      *HMN Financial, Inc.                                 24,144     68,810
      *Home Bancorp, Inc.                                   5,875     93,824
       Home Bancshares, Inc.                                  133      3,188
       Home Federal Bancorp, Inc.                          83,022  1,008,717
       Homeowners Choice, Inc.                              4,555     36,303
       HopFed Bancorp, Inc.                                28,268    253,281
       Horace Mann Educators Corp.                        251,498  4,496,784
       Horizon Bancorp                                      1,686     45,691
       Hudson Valley Holding Corp.                          1,183     26,748
       Huntington Bancshares, Inc.                          5,346     36,299

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                     Shares      Value+
                                                     ------      -----

         Financials -- (Continued)
            IBERIABANK Corp.                         42,244 $ 2,535,062
            Independence Holding Co.                 45,586     353,747
            Independent Bank Corp. (453836108)       60,023   1,759,274
           #*Independent Bank Corp. (453838609)      40,958     122,874
            Indiana Community Bancorp                12,959     204,882
            Infinity Property & Casualty Corp.      105,452   6,232,213
            Interactive Brokers Group, Inc.          52,600     922,604
            International Bancshares Corp.           71,955   1,267,847
           *Internet Capital Group, Inc.            354,381   4,922,352
           *Intervest Bancshares Corp.               12,117      41,561
           *INTL FCStone, Inc.                       11,931     315,933
           *Investment Technology Group, Inc.       105,367   1,802,829
            Investors Title Co.                       7,764     265,684
           *Jacksonville Bancorp, Inc.                1,456       9,901
           *Jefferson Bancshares, Inc.                4,587      16,513
            JMP Group, Inc.                          26,043     223,970
            Kaiser Federal Financial Group, Inc.      2,046      25,698
           *LaBranche & Co., Inc.                   104,360     420,571
            Lake Shore Bancorp, Inc.                    968      10,648
            Lakeland Bancorp, Inc.                  119,631   1,278,855
            Lakeland Financial Corp.                 12,970     284,173
            Landmark Bancorp, Inc.                    1,955      32,844
            Legacy Bancorp, Inc.                     55,833     757,095
            Legg Mason, Inc.                        137,025   5,090,479
            LNB Bancorp, Inc.                        50,800     296,164
           *Louisiana Bancorp, Inc.                   4,919      73,982
           *LSB Financial Corp.                         751      11,806
           #*Macatawa Bank Corp.                     63,634     164,812
           *Magyar Bancorp, Inc.                      6,751      28,557
            Maiden Holdings, Ltd.                    22,028     164,109
            MainSource Financial Group, Inc.        126,318   1,216,442
           *Market Leader, Inc.                         575       1,357
           *Marlin Business Services Corp.           60,332     735,447
            Marshall & Ilsley Corp.                 741,586   6,058,758
            Mayflower Bancorp, Inc.                     475       4,023
            MB Financial, Inc.                      100,449   2,078,290
           #*MBIA, Inc.                             670,193   6,916,392
           #*MBT Financial Corp.                     53,266      77,768
            MCG Capital Corp.                       420,652   2,776,303
            Meadowbrook Insurance Group, Inc.       313,643   3,211,704
            Medallion Financial Corp.                94,857     875,530
           #*Mercantile Bancorp, Inc.                 6,055       5,147
           #*Mercantile Bank Corp.                   20,263     185,204
            Merchants Bancshares, Inc.                9,222     248,072
           *Meridian Interstate Bancorp, Inc.        11,061     154,412
            Meta Financial Group, Inc.               10,537     152,786
           *Metro Bancorp, Inc.                      63,552     794,400
           *MetroCorp Bancshares, Inc.               13,920      94,378
           *MF Global Holdings, Ltd.                501,125   4,214,461
           #*MGIC Investment Corp.                  352,874   3,055,889
            MicroFinancial, Inc.                     47,656     237,803
            Mid Penn Bancorp, Inc.                      262       2,476
            MidSouth Bancorp, Inc.                   38,737     548,516
            MidWestOne Financial Group, Inc.         16,967     249,245
            Montpelier Re Holdings, Ltd.            304,675   5,511,571
            MSB Financial Corp.                       3,000      16,950
            MutualFirst Financial, Inc.              17,214     150,622
           *Nara Bancorp, Inc.                       95,391     937,694
           *NASDAQ OMX Group, Inc. (The)            381,977  10,351,577
           #*National Financial Partners Corp.      166,825   2,684,214
            National Penn Bancshares, Inc.          314,487   2,581,938

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value+
                                                          ------     -----

     Financials -- (Continued)
        National Security Group, Inc.                        193 $    2,409
        National Western Life Insurance Co. Class A        5,709    919,549
        Naugatuck Valley Financial Corp.                     723      6,088
       *Navigators Group, Inc. (The)                      83,451  4,325,265
        Nelnet, Inc. Class A                             109,310  2,517,409
       *New Century Bancorp, Inc.                          6,003     30,915
        New England Bancshares, Inc.                         484      4,695
        New Hampshire Thrift Bancshares, Inc.             16,158    216,840
        New Westfield Financial, Inc.                    121,939  1,107,206
       *NewBridge Bancorp                                 44,602    205,169
       *Newport Bancorp, Inc.                              1,100     15,620
       *NewStar Financial, Inc.                          214,147  2,559,057
       *Nicholas Financial, Inc.                             770      9,702
        North Central Bancshares, Inc.                     3,500     57,750
       *North Valley Bancorp                               2,789     28,155
        Northeast Bancorp                                    522      7,449
        Northeast Community Bancorp, Inc.                 50,944    322,985
        Northfield Bancorp, Inc.                           1,045     14,703
        Northrim Bancorp, Inc.                            24,258    485,403
        Northwest Bancshares, Inc.                         9,785    123,193
        Norwood Financial Corp.                            2,270     62,697
        Ocean Shore Holding Co.                            2,004     25,551
        OceanFirst Financial Corp.                        20,456    296,612
       *Ocwen Financial Corp.                            120,604  1,443,630
        Ohio Valley Banc Corp.                               617     11,982
        Old National Bancorp.                             79,740    825,309
        Old Republic International Corp.                 705,890  8,943,626
       #Old Second Bancorp, Inc.                          56,217     69,709
       *OmniAmerican Bancorp, Inc.                         1,597     23,875
        OneBeacon Insurance Group, Ltd.                   75,907  1,066,493
        Oppenheimer Holdings, Inc. Class A                 1,949     59,854
        Oriental Financial Group, Inc.                    46,405    601,409
        Pacific Continental Corp.                         20,907    199,662
       #*Pacific Mercantile Bancorp                       59,804    257,157
       *Pacific Premier Bancorp, Inc.                     15,952    111,664
       *Park Bancorp, Inc.                                   200        638
        Parkvale Financial Corp.                          14,333    161,246
       #*Patriot National Bancorp                          8,731     17,113
        Peapack-Gladstone Financial Corp.                 19,819    263,395
       *Penson Worldwide, Inc.                            94,203    571,812
        Peoples Bancorp of North Carolina                  4,643     30,133
        Peoples Bancorp, Inc.                             55,939    762,449
       #*PHH Corp.                                       332,094  7,126,737
       *Phoenix Cos., Inc. (The)                         545,196  1,466,577
       *PICO Holdings, Inc.                               92,452  2,969,558
       #*Pinnacle Financial Partners, Inc.               172,620  2,774,003
       #*Piper Jaffray Cos., Inc.                         70,483  2,526,816
        Platinum Underwriters Holdings, Ltd.             187,108  7,074,553
       #*PMI Group, Inc. (The)                           883,310  1,907,950
       *Popular, Inc.                                  1,556,805  4,903,936
        Porter Bancorp, Inc.                               5,052     40,062
       *Preferred Bank                                    30,711     50,059
        Premier Financial Bancorp, Inc.                   17,459    127,451
        Presidential Life Corp.                          193,704  2,157,863
       #*Princeton National Bancorp, Inc.                  1,404      7,174
        PrivateBancorp, Inc.                               1,500     23,610
       *ProAssurance Corp.                                51,600  3,426,240
        Protective Life Corp.                            263,755  7,097,647
        Provident Financial Holdings, Inc.                10,849     88,202
        Provident Financial Services, Inc.               203,799  2,959,161
        Provident New York Bancorp                       197,664  1,854,088

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          Shares      Value+
                                                          ------      -----
    Financials -- (Continued)
      #Pulaski Financial Corp.                            44,928 $   329,772
       QC Holdings, Inc.                                 104,573     513,453
       QCR Holdings, Inc.                                  2,083      18,705
      #Radian Group, Inc.                                256,640   1,521,875
       Reinsurance Group of America, Inc.                235,808  14,926,646
       Renasant Corp.                                    132,833   2,228,938
      *Republic First Bancorp, Inc.                        4,394      12,259
       Resource America, Inc.                             87,338     537,129
      *Riverview Bancorp, Inc.                            33,968     106,660
      #RLI Corp.                                          41,764   2,474,099
      *Rockville Financial, Inc.                           9,054      89,906
      #*Royal Bancshares of Pennsylvania, Inc. Class A     3,732       6,568
      *Rurban Financial Corp.                              1,320       4,290
       S&T Bancorp, Inc.                                 115,452   2,356,375
      *Safeguard Scientifics, Inc.                        46,623     911,480
       Safety Insurance Group, Inc.                       78,659   3,682,814
       Salisbury Bancorp, Inc.                               490      12,985
       Sanders Morris Harris Group, Inc.                 142,726   1,231,725
       Sandy Spring Bancorp, Inc.                        100,107   1,788,912
      *Savannah Bancorp, Inc. (The)                       14,815     116,446
       SCBT Financial Corp.                               17,588     567,037
       SeaBright Holdings, Inc.                          118,982   1,215,996
      *Seacoast Banking Corp. of Florida                  28,045      50,201
       Selective Insurance Group, Inc.                   261,594   4,614,518
       Shore Bancshares, Inc.                              8,056      77,982
       SI Financial Group, Inc.                           17,698     176,095
       Simmons First National Corp.                      124,905   3,296,243
       Somerset Hills Bancorp                             18,699     166,234
      *Southcoast Financial Corp.                         13,140      42,836
      *Southern Community Financial Corp.                120,522     167,526
      *Southern Connecticut Bancorp, Inc.                    800       3,560
      *Southern First Bancshares, Inc.                    12,284      97,903
       Southern Missouri Bancorp, Inc.                       695      17,868
      *Southern National Bancorp of Virginia, Inc.         1,185       8,402
       Southside Bancshares, Inc.                          3,255      70,796
      #*Southwest Bancorp, Inc.                           93,802   1,330,112
       Southwest Georgia Financial Corp.                     731       8,735
       StanCorp Financial Group, Inc.                     32,800   1,413,680
       State Auto Financial Corp.                        164,967   2,801,140
       State Bancorp, Inc.                                 8,508     112,306
       StellarOne Corp.                                  111,294   1,558,116
       Sterling Bancorp                                    3,227      33,399
       Sterling Bancshares, Inc.                         172,885   1,536,948
      #Stewart Information Services Corp.                 47,396     480,595
      *Stratus Properties, Inc.                           42,734     581,182
      *Sun Bancorp, Inc.                                 102,713     373,875
      #*Superior Bancorp                                   1,379          28
       Susquehanna Bancshares, Inc.                      556,232   5,128,459
      *Sussex Bancorp                                      5,512      36,104
       SWS Group, Inc.                                    82,234     501,627
       Symetra Financial Corp.                            10,841     150,473
       Synovus Financial Corp.                            91,761     229,402
      *Taylor Capital Group, Inc.                         40,904     406,586
       Teche Holding Co.                                   3,529     126,338
      *Tennessee Commerce Bancorp, Inc.                   11,217      35,782
       Territorial Bancorp, Inc.                           1,817      36,467
      *Texas Capital Bancshares, Inc.                     12,145     313,341
       TF Financial Corp.                                  7,361     158,335
      *Thomas Properties Group, Inc.                     172,554     619,469
      *Tidelands Bancshares, Inc.                          2,250         788
      *Timberland Bancorp, Inc.                           59,792     370,710

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CONTINUED


                                                     Shares       Value+
                                                     ------       -----
        Financials -- (Continued)
           Tompkins Financial Corp.                     315 $     12,833
           Tower Bancorp, Inc.                        9,211      199,971
          *Tower Financial Corp.                      4,435       38,230
          #Tower Group, Inc.                         12,184      278,648
          #TowneBank                                 39,319      582,708
          *TradeStation Group, Inc.                  12,964      125,103
           Transatlantic Holdings, Inc.             153,263    7,554,333
          *Tree.com, Inc.                            31,300      166,516
          #TriCo Bancshares                          12,984      211,769
           Trustmark Corp.                           86,882    2,019,138
           Umpqua Holdings Corp.                    368,767    4,281,385
           Unico American Corp.                      35,600      345,320
           Union First Market Bankshares Corp.      102,518    1,305,054
           United Bancshares, Inc.                      190        1,699
          #United Bankshares, Inc.                   42,148    1,102,592
           United Community Bancorp                   1,325        9,487
          *United Community Banks, Inc.             151,530      363,672
          *United Community Financial Corp.         257,483      365,626
           United Financial Bancorp, Inc.           101,163    1,653,003
           United Fire & Casualty Co.               103,383    2,046,983
          *United Security Bancshares                 1,339        4,420
           Unitrin, Inc.                            231,450    6,999,048
          *Unity Bancorp, Inc.                       22,377      154,401
           Universal Insurance Holdings, Inc.        10,690       57,833
           Univest Corp. of Pennsylvania              7,161      120,448
           Validus Holdings, Ltd.                   254,455    8,279,966
           ViewPoint Financial Group                 16,497      203,738
          *Virginia Commerce Bancorp, Inc.           86,002      516,872
           VIST Financial Corp.                      10,281       78,547
          #VSB Bancorp, Inc.                          1,342       16,319
           Washington Banking Co.                     9,705      135,773
           Washington Trust Bancorp, Inc.             5,800      135,894
          *Waterstone Financial, Inc.                 5,158       16,506
           Wayne Savings Bancshares, Inc.             1,100        9,350
           Webster Financial Corp.                  207,264    4,460,321
           WesBanco, Inc.                           195,018    3,958,865
           Wesco Financial Corp.                      2,240      878,080
           West Bancorporation, Inc.                 91,944      716,244
          *West Coast Bancorp                        56,580      202,556
          *Western Alliance Bancorp                  99,513      822,973
           White Mountains Insurance Group, Ltd.     25,592    9,149,396
           White River Capital, Inc.                  2,142       38,685
           Whitney Holding Corp.                    358,109    4,848,796
          .Wilber Corp.                              11,038      105,965
           Wilmington Trust Corp.                   153,998      694,531
          #*Wilshire Bancorp, Inc.                   96,416      385,664
          #Wintrust Financial Corp.                  31,635    1,065,783
          *WSB Holdings, Inc.                         4,188       12,857
           WVS Financial Corp.                        1,304       11,508
          *Yadkin Valley Financial Corp.             40,636       93,056
          #Zions Bancorporation                     107,174    2,620,404
          *ZipRealty, Inc.                           34,436       89,878
                                                            ------------
           Total Financials                                  581,457,878
                                                            ------------

        Health Care -- (6.3%)
          *Addus HomeCare Corp.                       1,082        6,481
          #*ADVENTRX Pharmaceuticals, Inc.           85,337      221,023
          *Affymetrix, Inc.                          68,555      370,197
          #*Air Methods Corp.                         5,531      374,006
          *Albany Molecular Research, Inc.          210,468    1,029,189
          #*Alere, Inc.                             179,552    6,668,561

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CONTINUED


                                                      Shares      Value+
                                                      ------      -----

       Health Care -- (Continued)
         *Allied Healthcare International, Inc.      234,174 $   611,194
         *Allied Healthcare Products, Inc.            26,236     113,864
         *Almost Family, Inc.                          3,710     128,626
         *Alphatec Holdings, Inc.                     73,521     233,797
         #*Amedisys, Inc.                            114,606   3,818,672
         *American Dental Partners, Inc.              82,003   1,081,620
         *American Shared Hospital Services            8,624      29,235
         *AMN Healthcare Services, Inc.               56,849     490,607
         *Amsurg Corp.                                36,654     984,526
         *AngioDynamics, Inc.                        157,817   2,572,417
         *Anika Therapeutics, Inc.                    67,779     565,277
         *Animal Health International, Inc.            7,155      30,194
          Arrhythmia Research Technology, Inc.           898       5,042
         *Assisted Living Concepts, Inc.              55,770   2,011,066
         *Bioanalytical Systems, Inc.                  5,123      13,269
         *BioClinica, Inc.                             2,666      14,050
         #*BioScrip, Inc.                            125,578     578,915
         *Caliper Life Sciences, Inc.                199,249   1,332,976
         *Cambrex Corp.                              172,543     907,576
          Cantel Medical Corp.                        73,579   1,907,903
         *Capital Senior Living Corp.                224,289   2,079,159
         *Caraco Pharmaceutical Laboratories, Ltd.     1,120       5,858
         *CardioNet, Inc.                            113,494     517,533
         *Celera Corp.                               334,784   2,648,141
         *Codexis, Inc.                               16,073     168,606
         *Community Health Systems, Inc.             199,349   6,125,995
         *CONMED Corp.                               200,861   5,640,177
         *Continucare Corp.                           33,977     182,117
          Cooper Cos., Inc.                           95,743   7,171,151
         *Coventry Health Care, Inc.                 281,627   9,088,103
         *Cross Country Healthcare, Inc.             208,558   1,547,500
         *CryoLife, Inc.                               3,600      21,024
         #*Cumberland Pharmaceuticals, Inc.            3,617      18,230
         *Cutera, Inc.                                75,922     671,150
         *Cynosure, Inc. Class A                      49,048     722,477
          Daxor Corp.                                 10,080     101,102
         *Digirad Corp.                               25,283      76,860
         *Dynacq Healthcare, Inc.                      7,262      13,943
          Ensign Group, Inc.                          19,557     540,947
         *Enzo Biochem, Inc.                          70,456     281,119
         *Exactech, Inc.                                 361       6,466
         *Five Star Quality Care, Inc.               112,743     944,786
         *Furiex Pharmaceuticals, Inc.                   787      11,671
         *Gentiva Health Services, Inc.              158,856   4,447,968
         *Greatbatch, Inc.                           128,271   3,472,296
         *Hanger Orthopedic Group, Inc.               26,246     713,104
         *Harvard Bioscience, Inc.                   141,563     812,572
         *Health Net, Inc.                             2,131      70,962
         *HealthSpring, Inc.                         331,372  13,748,624
         *Healthways, Inc.                           128,886   2,180,751
          Hill-Rom Holdings, Inc.                      3,346     150,603
         *Hi-Tech Pharmacal Co., Inc.                 13,154     363,840
         *Hologic, Inc.                              567,912  12,505,422
         *Icagen, Inc.                                15,466      42,532
         *Infinity Pharmaceuticals, Inc.                 170       1,017
         *IntegraMed America, Inc.                    87,904     887,830
          Invacare Corp.                              78,112   2,569,885
         *Iridex Corp.                                15,026      61,156
         *IRIS International, Inc.                       764       7,182
         *Kendle International, Inc.                  67,081     674,164
          Kewaunee Scientific Corp.                   10,051     112,471

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CONTINUED


                                                   Shares       Value+
                                                   ------       -----

         Health Care -- (Continued)
           *Kindred Healthcare, Inc.              148,549 $  3,746,406
           *K-V Pharmaceutical Co.                 90,358      355,107
           *K-V Pharmaceutical Co. Class B            566        2,236
           *Lannet Co., Inc.                       66,431      383,307
           *LCA-Vision, Inc.                       86,586      583,590
            LeMaitre Vascular, Inc.                48,408      331,111
           *LHC Group, Inc.                           200        5,924
           *LifePoint Hospitals, Inc.             217,249    9,039,731
           *Maxygen, Inc.                         164,597      849,321
           *MedCath Corp.                         123,706    1,671,268
           *Medical Action Industries, Inc.        90,268      785,332
           #*MediciNova, Inc.                       2,650        6,864
            MEDTOX Scientific, Inc.                31,075      496,579
           *Misonix, Inc.                          28,468       66,615
           *Molina Healthcare, Inc.                79,801    3,431,443
           *Myrexis, Inc.                           6,051       25,656
           *Natus Medical, Inc.                   113,923    1,933,273
           *NovaMed, Inc.                          32,728      433,646
           #Omnicare, Inc.                        309,025    9,709,566
           *Omnicell, Inc.                          7,013      107,860
           *Palomar Medical Technologies, Inc.      7,398      118,442
           *Par Pharmaceutical Cos., Inc.          73,778    2,540,914
           *PDI, Inc.                              94,550      819,748
           *PharMerica Corp.                      150,270    1,977,553
           *Progenics Pharmaceuticals, Inc.         5,584       41,377
           *Regeneration Technologies, Inc.       173,439      502,973
           *RehabCare Group, Inc.                   3,731      140,174
           *Repligen Corp.                          7,025       28,240
           *Rochester Medical Corp.                 2,513       29,025
           *Select Medical Holdings Corp.          24,089      214,874
           *Skilled Healthcare Group, Inc.         80,318      973,454
           *Solta Medical, Inc.                    24,098       87,476
            Span-American Medical System, Inc.     12,454      188,803
           *SRI/Surgical Express, Inc.             25,663      114,200
           *Strategic Diagnostics, Inc.            34,419       82,261
           *Sucampo Pharmaceuticals, Inc.          45,470      203,706
           *Sun Healthcare Group, Inc.             66,056      778,800
           *SunLink Health Systems, Inc.           12,035       26,477
           *SuperGen, Inc.                         30,564       82,828
           *SurModics, Inc.                         5,577       85,663
           *Symmetry Medical, Inc.                123,053    1,224,377
           *Synovis Life Technologies, Inc.         2,064       42,085
            Teleflex, Inc.                        100,291    6,319,336
           *Theragenics Corp.                     182,429      355,737
           *TomoTherapy, Inc.                     253,687    1,161,886
           *TranS1, Inc.                           11,487       57,205
           *Transcept Pharmaceuticals, Inc.        61,025      613,301
           *Triple-S Management Corp.              97,966    2,051,408
            Universal American Corp.              390,226    9,014,221
           *Viropharma, Inc.                      381,204    7,353,425
           *Vital Images, Inc.                     58,075    1,082,518
           *WellCare Health Plans, Inc.             1,285       56,296
           *Wright Medical Group, Inc.              7,034      116,272
            Young Innovations, Inc.                31,797      986,343
                                                          ------------
            Total Health Care                              180,943,010
                                                          ------------

         Industrials -- (14.0%)
           *A.T. Cross Co.                         71,426      799,257
           *AAR Corp.                             212,835    5,542,223
            Aceto Corp.                           186,980    1,497,710
           *Aecom Technology Corp.                 82,589    2,251,376

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CONTINUED


                                                     Shares      Value+
                                                     ------      -----

         Industrials -- (Continued)
           *AeroCentury Corp.......................   9,884 $   119,399
           #*Air Transport Services Group, Inc..... 225,519   1,844,745
            Aircastle, Ltd......................... 308,593   3,845,069
           #*AirTran Holdings, Inc.................  75,000     563,250
            Alamo Group, Inc.......................  66,795   1,911,005
           *Alaska Air Group, Inc..................  13,809     909,599
            Albany International Corp..............  33,200     840,292
            Alexander & Baldwin, Inc............... 215,659  11,365,229
           *Allied Defense Group, Inc..............  24,210      82,314
           *Amerco, Inc............................  90,030   9,157,852
           *American Railcar Industries, Inc....... 110,357   3,126,414
           *American Reprographics Co..............  65,003     581,777
            American Woodmark Corp.................  52,661   1,069,545
            Ameron International Corp..............  49,338   3,470,435
            Ampco-Pittsburgh Corp..................  24,370     654,822
           *AMREP Corp.............................   7,453      73,785
            Apogee Enterprises, Inc................ 153,531   2,192,423
            Applied Industrial Technologies, Inc... 149,953   5,287,343
            Arkansas Best Corp.....................  97,985   2,254,635
           #*Armstrong World Industries, Inc....... 136,505   6,108,599
           *Arotech Corp...........................  32,413      38,896
           #*Ascent Solar Technologies, Inc........  89,952     144,823
           *Atlas Air Worldwide Holdings, Inc...... 106,470   7,336,848
           *Avalon Holding Corp. Class A...........  12,927      37,553
           #*Avis Budget Group, Inc................ 378,643   7,179,071
           #Barnes Group, Inc......................  63,410   1,568,763
            Barrett Business Services, Inc.........  21,987     354,430
           *BlueLinx Holdings, Inc.................  89,031     322,292
           *Breeze-Eastern Corp....................   6,840      58,414
            Briggs & Stratton Corp................. 103,129   2,432,813
           *BTU International, Inc.................   4,574      52,098
           *Builders FirstSource, Inc..............   9,677      25,644
           *CAI International, Inc.................  34,145     859,088
            Cascade Corp...........................  20,590     943,022
           *Casella Waste Systems, Inc.............  15,559     105,179
           #*CBIZ, Inc.............................  19,951     146,241
            CDI Corp............................... 129,906   1,925,207
           *CECO Environmental Corp................  14,000      79,940
           *Celadon Group, Inc.....................  89,330   1,319,404
           *Ceradyne, Inc.......................... 129,038   6,046,721
           *Champion Industries, Inc...............  41,391      66,226
           *Chart Industries, Inc..................  57,376   2,789,047
            Chase Corp.............................  11,414     188,673
            Chicago Rivet & Machine Co.............   1,241      21,786
            CIRCOR International, Inc..............  55,854   2,537,447
           *Columbus McKinnon Corp.................  50,066   1,001,320
           *Comarco, Inc...........................  39,041      14,055
            Comfort Systems USA, Inc...............   6,477      79,084
            CompX International, Inc...............   5,770      81,069
           *Consolidated Graphics, Inc.............  45,954   2,580,317
            Courier Corp...........................  21,590     295,783
            Covanta Holding Corp...................  53,694     921,926
           *Covenant Transportation Group, Inc.....  77,299     737,432
           *CPI Aerostructures, Inc................  27,193     378,255
           *CRA International, Inc.................  41,049   1,167,844
            Curtiss-Wright Corp....................  61,564   2,047,003
            Ducommun, Inc..........................  63,552   1,445,808
           *Dycom Industries, Inc.................. 195,015   2,897,923
           #*Eagle Bulk Shipping, Inc.............. 342,611   1,175,156
            Eastern Co.............................  34,260     650,940
            Ecology & Environment, Inc. Class A....   7,958     155,658

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CONTINUED


                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
           Encore Wire Corp.......................... 120,850 $3,372,924
          #*Energy Conversion Devices, Inc........... 101,128    202,256
           EnergySolutions, Inc...................... 182,613  1,031,763
          *EnerSys...................................  72,816  2,758,998
           Ennis, Inc................................ 136,444  2,548,774
          *EnPro Industries, Inc.....................  59,035  2,366,123
           ESCO Technologies, Inc....................   2,241     82,200
           Espey Manufacturing & Electronics Corp....  13,355    363,256
          *Esterline Technologies Corp............... 118,749  8,526,178
          #*Excel Maritime Carriers, Ltd.............  76,751    307,772
           Federal Signal Corp....................... 218,057  1,471,885
          *Flow International Corp...................  79,470    342,516
          *Franklin Covey Co.........................  78,291    721,843
          *Freightcar America, Inc...................  47,664  1,428,967
          *Frozen Food Express Industries............ 131,556    485,442
          #*FTI Consulting, Inc......................  62,366  2,488,403
           G & K Services, Inc. Class A..............  90,054  2,980,787
           GATX Corp................................. 228,478  9,657,765
          #*Genco Shipping & Trading, Ltd............ 123,420  1,035,494
          *Gencor Industries, Inc....................  32,703    248,543
          #*General Cable Corp.......................  89,624  4,346,764
          *GEO Group, Inc. (The).....................  68,036  1,815,200
          *Gibraltar Industries, Inc................. 149,023  1,740,589
          *GP Strategies Corp........................  94,414  1,235,879
          #Granite Construction, Inc.................  66,906  1,818,505
           Great Lakes Dredge & Dock Corp............ 340,250  2,534,863
          *Greenbrier Cos., Inc...................... 138,591  3,751,658
          *Griffon Corp.............................. 289,811  3,692,192
          *H&E Equipment Services, Inc............... 151,036  3,005,616
           Hardinge, Inc.............................  76,704    993,317
          *Hawaiian Holdings, Inc....................   1,178      6,891
           Heidrick & Struggles International, Inc...   1,886     44,132
          *Heritage-Crystal Clean, Inc...............     722     12,238
          *Hertz Global Holdings, Inc................ 160,000  2,753,600
          *Hill International, Inc...................  18,574     94,170
           Horizon Lines, Inc........................ 117,013    207,113
          *Hudson Highland Group, Inc................  94,007    566,862
          *Hurco Cos., Inc...........................  33,133  1,075,829
          *Huron Consulting Group, Inc...............   4,878    140,486
          *ICF International, Inc....................   6,108    148,791
          *Identive Group, Inc....................... 104,495    361,553
          #*Innerworkings, Inc.......................   2,974     26,677
          *Innovative Solutions & Support, Inc.......  11,934     67,666
          *Insituform Technologies, Inc..............  32,798    830,117
           Insteel Industries, Inc...................  61,346    915,896
          *Interline Brands, Inc..................... 158,542  3,348,407
           International Shipholding Corp............  29,483    707,297
           Intersections, Inc........................  88,876  1,337,584
          #*JetBlue Airways Corp..................... 662,347  3,748,884
          *Kadant, Inc............................... 104,491  3,223,547
           Kaman Corp. Class A.......................  28,786  1,070,839
          *Kansas City Southern......................   8,457    491,436
          *KAR Auction Services, Inc.................  33,515    653,543
          *Kelly Services, Inc. Class A.............. 178,400  3,409,224
          *Key Technology, Inc.......................  14,445    268,821
           Kimball International, Inc. Class B....... 149,113  1,115,365
          *Korn/Ferry International..................  39,035    808,415
          *Kratos Defense & Security Solutions, Inc..  10,497    143,494
           L.S. Starrett Co. Class A.................  19,256    264,000
          *LaBarge, Inc..............................  12,767    244,360
          *Ladish Co., Inc...........................   3,202    181,553

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CONTINUED


                                                      Shares      Value+
                                                      ------      -----
       Industrials -- (Continued)
          Lawson Products, Inc.                       57,002 $ 1,255,754
         *Layne Christensen Co.                       89,394   2,660,365
          LB Foster Co. Class A                       18,184     773,911
         *LMI Aerospace, Inc.                         55,282   1,108,404
          LSI Industries, Inc.                       111,727     926,217
         *Lydall, Inc.                               124,722   1,216,040
         *M&F Worldwide Corp.                        152,985   3,838,394
          Marten Transport, Ltd.                     163,358   3,652,685
          McGrath Rentcorp                            59,061   1,676,742
         *Metalico, Inc.                             281,768   1,786,409
          Met-Pro Corp.                               12,923     153,654
         *MFRI, Inc.                                  52,554     543,934
          Miller Industries, Inc.                     63,030     997,135
         *Mobile Mini, Inc.                          180,840   4,504,724
         *Moog, Inc.                                  15,103     666,344
         *Moog, Inc. Class B                             427      18,878
          Mueller Industries, Inc.                    78,555   3,073,072
          Mueller Water Products, Inc.               453,398   1,994,951
          Multi-Color Corp.                           24,964     515,756
          NACCO Industries, Inc. Class A              24,853   2,615,281
          National Technical Systems, Inc.           104,047     774,110
        .#*NIVS IntelliMedia Technology Group, Inc.   11,574      25,577
         *NN, Inc.                                   160,834   2,819,420
         *Northwest Pipe Co.                          64,129   1,542,944
         #*Ocean Power Technologies, Inc.             52,268     254,545
         *On Assignment, Inc.                        186,406   2,044,874
         *Orion Energy Systems, Inc.                  21,546      79,074
         *Owens Corning, Inc.                        367,806  13,917,779
         *P.A.M. Transportation Services, Inc.        60,286     685,452
         *Park-Ohio Holdings Corp.                    31,262     666,506
         *Patrick Industries, Inc.                     7,669      18,252
         *Patriot Transportation Holding, Inc.        25,946     654,099
         *PGT, Inc.                                   15,361      38,095
         *Pike Electric Corp.                         65,456     665,033
         *Pinnacle Airlines Corp.                     62,879     342,691
         *Polypore International, Inc.                65,000   4,015,050
         *Powell Industries, Inc.                      6,155     243,246
         *PowerSecure International, Inc.             72,762     571,182
          Preformed Line Products Co.                 20,974   1,506,982
          Providence & Worcester Railroad Co.         13,495     215,785
          Quanex Building Products Corp.              13,125     275,100
         *Quanta Services, Inc.                      240,605   5,216,316
         *RailAmerica, Inc.                           56,792     966,600
         *RCM Technologies, Inc.                      92,190     520,874
         #*Republic Airways Holdings, Inc.           269,555   1,454,249
          Robbins & Myers, Inc.                       38,500   1,673,595
         *Rush Enterprises, Inc. Class A             216,914   4,570,378
         *Rush Enterprises, Inc. Class B              51,902     960,187
          Ryder System, Inc.                         246,533  13,189,516
         *Saia, Inc.                                 101,451   1,684,087
         *Sauer-Danfoss, Inc.                          3,399     200,643
          Schawk, Inc.                               132,739   2,503,458
         *School Specialty, Inc.                      55,726     825,302
          Seaboard Corp.                               2,639   6,299,293
          Servidyne, Inc.                             18,317      45,243
         *Servotronics, Inc.                           6,561      60,132
         *SFN Group, Inc.                            209,178   2,202,644
          SIFCO Industries, Inc.                      13,888     228,874
          SkyWest, Inc.                              233,308   3,856,581
         *SL Industries, Inc.                          9,436     199,760
         *Sparton Corp.                               56,079     456,483

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CONTINUED


                                                    Shares       Value+
                                                    ------       -----

         Industrials -- (Continued)
           #Standard Register Co.                    4,005 $     13,777
            Standex International Corp.             81,307    2,972,584
           #Steelcase, Inc. Class A                222,357    2,568,223
           *Sterling Construction Co., Inc.          8,232      123,398
           *SunPower Corp. Class B                 146,576    3,132,329
            Superior Uniform Group, Inc.            39,336      443,120
           *Supreme Industries, Inc.                36,204       93,044
           *SYKES Enterprises, Inc.                    200        4,006
           *Sypris Solutions, Inc.                  26,310      132,076
            TAL International Group, Inc.          113,836    4,103,788
            Technology Research Corp.               31,760      227,719
           *Tecumseh Products Co. Class A           33,601      344,074
           *Tecumseh Products Co. Class B            7,143       71,287
           #Titan International, Inc.              138,870    4,289,694
           *Titan Machinery, Inc.                   53,432    1,680,971
           #*Track Data Corp.                          543       55,524
           *TRC Cos., Inc.                          90,876      454,380
            Tredegar Industries, Inc.              199,850    4,372,718
           *TriMas Corp.                           452,107   10,493,403
           #Trinity Industries, Inc.               277,414   10,042,387
           #Triumph Group, Inc.                     45,560    3,923,627
           *Tufco Technologies, Inc.                 2,746        8,952
            Tutor Perini Corp.                     224,402    5,982,557
            Twin Disc, Inc.                         52,973    1,804,790
           *U.S. Home Systems, Inc.                 13,158       67,764
           *Ultralife Corp.                         32,780      144,232
            UniFirst Corp.                          57,528    2,977,649
           *United Capital Corp.                     5,513      150,229
           #*United Rentals, Inc.                  120,420    3,542,756
           #Universal Forest Products, Inc.         75,645    2,442,577
           *Universal Power Group, Inc.              5,390       21,722
           *Universal Security Instruments, Inc.       168        1,278
           *URS Corp.                               91,919    4,113,375
           *USA Truck, Inc.                         63,291      787,973
           *Valpey Fisher Corp.                     13,337       41,611
           *Versar, Inc.                             1,000        3,050
            Viad Corp.                             106,130    2,633,085
            Vicor Corp.                              1,591       26,586
            Virco Manufacturing Corp.               25,961       79,441
           #*Vishay Precision Group, Inc.           20,228      333,762
           *Volt Information Sciences, Inc.         35,610      382,808
           *Wabash National Corp.                    5,685       62,706
            Watts Water Technologies, Inc.          84,936    3,287,023
           *WCA Waste Corp.                         78,429      468,221
           *Willdan Group, Inc.                     16,551       72,162
           *Willis Lease Finance Corp.              36,581      482,503
                                                           ------------
         Total Industrials                                  405,293,161
                                                           ------------

         Information Technology -- (11.1%)
           *Accelrys, Inc.                         160,314    1,213,577
           *Acorn Energy, Inc.                       7,183       29,091
           *Adept Technology, Inc.                     300        1,128
           *Advanced Analogic Technologies, Inc.   143,708      612,196
           *Advanced Energy Industries, Inc.         8,033      113,667
           *Aehr Test Systems                        9,209       13,445
           *Aetrium, Inc.                            2,380        4,165
           *Agilysys, Inc.                         145,897      761,582
            American Software, Inc. Class A         26,997      210,037
           *Amtech Systems, Inc.                    49,401    1,130,295
           *Anadigics, Inc.                        290,487    1,135,804
           *Analysts International Corp.             8,027       34,998

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CONTINUED


                                                    Shares      Value+
                                                    ------      -----

         Information Technology -- (Continued)
           *Anaren, Inc.                           128,868 $ 2,137,920
           *AOL, Inc.                              127,971   2,608,049
           *Arris Group, Inc.                      542,173   6,506,076
           *Arrow Electronics, Inc.                351,633  16,030,948
            Astro-Med, Inc.                         19,318     150,487
           *ATMI, Inc.                             122,096   2,430,931
           *ATS Corp.                                4,833      22,715
           *AuthenTec, Inc.                         31,454      91,531
           *Aviat Networks, Inc.                   177,552     909,066
           *Avid Technology, Inc.                  176,351   3,276,602
           *Avnet, Inc.                             96,165   3,492,713
            AVX Corp.                               89,393   1,458,000
           *Aware, Inc.                             40,125     135,623
           *Axcelis Technologies, Inc.             181,492     339,390
           *AXT, Inc.                              175,737   1,228,402
            Bel Fuse, Inc. Class A                  11,511     264,753
            Bel Fuse, Inc. Class B                  48,830     982,948
           *Benchmark Electronics, Inc.            251,216   4,245,550
           *BigBand Networks, Inc.                   5,000      12,800
            Black Box Corp.                         85,479   2,986,636
           *Brightpoint, Inc.                      101,580   1,027,990
           *BroadVision, Inc.                        4,060      54,526
           *Brocade Communications Systems, Inc.   332,663   2,079,144
           *Brooks Automation, Inc.                 69,042     844,384
           *Bsquare Corp.                           37,599     267,329
           *CACI International, Inc.                80,871   4,942,027
           *Cascade Microtech, Inc.                 71,682     472,384
           *CEVA, Inc.                              61,908   1,893,147
           *Checkpoint Systems, Inc.               123,069   2,591,833
           *China Information Technology, Inc.       7,763      20,339
           *Ciber, Inc.                            376,900   2,155,868
           *Cogo Group, Inc.                        89,330     733,399
           *Coherent, Inc.                          15,163     947,839
            Cohu, Inc.                             144,061   2,075,919
          .#*Commerce One LLC                          110          --
            Communications Systems, Inc.            41,462     659,246
            Comtech Telecommunications Corp.        82,571   2,336,759
           *Concurrent Computer Corp.               35,360     209,685
           *Convergys Corp.                        483,707   7,013,752
           *CoreLogic, Inc.                         52,880     973,521
           *Cray, Inc.                              18,720     125,798
           *CSP, Inc.                                4,766      22,686
            CTS Corp.                              187,445   2,060,021
           *CyberOptics Corp.                       73,404     730,370
           *Datalink Corp.                          20,006     159,448
           *Dataram Corp.                           23,736      45,336
            DDi Corp.                               83,453     801,983
           *Digi International, Inc.               176,040   2,079,032
           *Digimarc Corp.                          18,202     491,272
           *Ditech Networks, Inc.                  196,892     267,773
           *Dot Hill Systems Corp.                  35,051     103,400
           *DSP Group, Inc.                        125,982   1,017,935
           *Dynamics Research Corp.                 48,430     719,670
            Earthlink, Inc.                        193,386   1,589,633
           *EchoStar Corp.                         130,677   4,845,503
           *Edgewater Technology, Inc.              75,244     246,048
            Electro Rent Corp.                     123,874   1,951,016
           *Electro Scientific Industries, Inc.    218,462   3,593,700
           *Electronics for Imaging, Inc.          210,507   3,780,706
           *EMCORE Corp.                            48,782     127,321
           *EMS Technologies, Inc.                  78,589   1,985,158

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CONTINUED


                                                        Shares      Value+
                                                        ------      -----

      Information Technology -- (Continued)
        *Emulex Corp.                                  228,419 $ 2,213,380
        *EndWave Corp.                                  57,493     138,558
        *Epicor Software Corp.                         177,822   2,222,775
         EPIQ Systems, Inc.                            135,846   1,933,089
        *ePlus, Inc.                                    38,316   1,059,437
        *Euronet Worldwide, Inc.                        74,949   1,405,294
        *Exar Corp.                                    196,984   1,203,572
        *Extreme Networks                              146,500     458,545
        *Fairchild Semiconductor International, Inc.   135,800   2,847,726
        *FormFactor, Inc.                                4,006      41,542
        *Frequency Electronics, Inc.                    24,749     254,420
        *FSI International, Inc.                        32,964     151,634
        *Gerber Scientific, Inc.                       191,512   1,830,855
        *Globecomm Systems, Inc.                       115,606   1,655,478
        *GSI Technology, Inc.                          105,525     940,228
        *GTSI Corp.                                     89,647     415,962
        *Hackett Group, Inc.                           225,661     979,369
        *Harmonic, Inc.                                170,805   1,414,265
        *Hutchinson Technology, Inc.                    60,377     161,207
        *I.D. Systems, Inc.                             57,399     257,148
        *IAC/InterActiveCorp                           403,904  14,584,973
        *iGo, Inc.                                      11,793      34,789
        *Ikanos Communications, Inc.                    22,329      28,135
        #*Imation Corp.                                140,151   1,439,351
        *InfoSpace, Inc.                               184,324   1,658,916
        *Ingram Micro, Inc. Class A                    566,252  10,605,900
        *Insight Enterprises, Inc.                      90,036   1,545,018
        *Integral Systems, Inc.                         13,013     162,532
        *Integrated Device Technology, Inc.            273,884   2,228,046
        *Integrated Silicon Solution, Inc.             139,849   1,350,941
        *Internap Network Services Corp.               206,559   1,671,062
        *International Rectifier Corp.                 100,812   3,484,063
        *Interphase Corp.                               43,384     234,707
         Intersil Corp. Class A                         22,372     330,434
        *Intevac, Inc.                                 106,940   1,307,876
        *IntriCon Corp.                                 13,140      61,758
        *INX, Inc.                                       4,623      30,050
        *IXYS Corp.                                    106,510   1,689,249
        *JDA Software Group, Inc.                       13,380     438,463
        *Key Tronic Corp.                               68,452     360,742
         Keynote Systems, Inc.                          95,505   2,038,077
        *Knot, Inc. (The)                               20,200     206,242
        *Kopin Corp.                                   236,217   1,136,204
        *KVH Industries, Inc.                           18,338     240,228
        #*L-1 Identity Solutions, Inc.                 143,506   1,683,325
        *Lattice Semiconductor Corp.                   363,540   2,468,437
        *Lawson Software, Inc.                          61,672     682,709
        *LeCroy Corp.                                   57,480     750,689
        *LGL Group, Inc.                                 9,533     131,555
        *LoJack Corp.                                    3,094      14,171
        *LookSmart, Ltd.                                98,645     191,371
        *Loral Space & Communications, Inc.             60,972   4,261,943
        *Mace Security International, Inc.              64,702      19,411
         Marchex, Inc.                                  95,786     676,249
        *Mastech Holdings, Inc.                            207         803
        *Mattson Technology, Inc.                       23,818      55,258
        *Measurement Specialties, Inc.                  48,252   1,678,205
        *MEMC Electronic Materials, Inc.               668,554   7,908,994
        *MEMSIC, Inc.                                   18,333      63,982
        *Mercury Computer Systems, Inc.                 91,039   1,757,963
         Methode Electronics, Inc.                     177,583   2,194,926

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
                                                      Shares     Value+
                                                      ------     -----

        Information Technology -- (Continued)
           MKS Instruments, Inc.                     119,462 $3,390,332
           ModusLink Global Solutions, Inc.          229,231  1,201,170
          *MoSys, Inc.                                35,581    220,246
          *Nanometrics, Inc.                          16,339    264,202
          *NAPCO Security Technologies, Inc.           2,643      5,815
          *Network Equipment Technologies, Inc.       62,292    209,924
          *Newport Corp.                             169,066  3,166,606
          *Novatel Wireless, Inc.                    109,993    681,957
          *NumereX Corp. Class A                       3,496     34,051
          *Online Resources Corp.                     60,228    230,071
          *Oplink Communications, Inc.                90,195  1,785,861
           OPNET Technologies, Inc.                   28,370  1,110,969
          *Opnext, Inc.                              182,785    431,373
           Optical Cable Corp.                        64,334    288,860
          *Orbcomm, Inc.                              54,146    167,853
          *OSI Systems, Inc.                          49,737  1,909,403
          *PAR Technology Corp.                       71,852    304,652
          *PC Connection, Inc.                       243,960  2,166,365
          *PC Mall, Inc.                             112,574  1,099,848
          *PC-Tel, Inc.                              111,581    814,541
          *Perceptron, Inc.                           78,740    492,912
          *Perficient, Inc.                            6,252     78,087
          *Performance Technologies, Inc.             67,536    146,553
          *Pericom Semiconductor Corp.               231,842  2,107,444
          *Pervasive Software, Inc.                  205,967  1,400,576
          *Photronics, Inc.                          290,263  2,533,996
          *Planar Systems, Inc.                       51,077    127,182
          #*PLX Technology, Inc.                      75,010    257,284
          *Presstek, Inc.                             18,823     34,258
          .*Price Communications Liquidation Trust   262,880         --
           QAD, Inc. Class B                             465      4,850
          *Qualstar Corp.                            101,200    179,124
          *RadiSys Corp.                             104,822    923,482
          *RealNetworks, Inc.                        631,769  2,337,545
          *Reis, Inc.                                 48,098    469,436
           RF Industries, Ltd.                        14,324     54,431
           Richardson Electronics, Ltd.               78,425  1,057,169
           Rimage Corp.                               11,472    171,621
          *Rofin-Sinar Technologies, Inc.                818     35,428
          *Rudolph Technologies, Inc.                124,051  1,403,017
          *S1 Corp.                                  280,439  1,926,616
          *Sandisk Corp.                               5,754    282,752
          *Sanmina-SCI Corp.                          75,319    882,739
          *SeaChange International, Inc.             229,758  2,460,708
          *Selectica, Inc.                             1,891     10,003
          *Sigma Designs, Inc.                       147,175  1,877,953
          *Silicon Graphics International Corp.       26,531    487,640
          *Silicon Image, Inc.                        70,670    587,974
          #*Skyworks Solutions, Inc.                 130,105  4,093,103
          *Smart Modular Technologies (WWH), Inc.    285,569  2,610,101
          *Smith Micro Software, Inc.                 37,375    288,535
          #*Soundbite Communications, Inc.             6,992     18,459
          *Spectrum Control, Inc.                     71,048  1,413,145
           Stamps.com, Inc.                               48        649
          *Standard Microsystems Corp.               103,535  2,810,975
          *StarTek, Inc.                              84,732    460,942
          *Stream Global Services, Inc.                2,589      8,440
          #*SunPower Corp. Class A                   196,602  4,280,026
          *Support.com, Inc.                         223,583  1,281,131
          *Sycamore Networks, Inc.                   150,721  3,692,664
          *Symmetricom, Inc.                         273,031  1,665,489

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CONTINUED

                                                  Shares       Value+
                                                  ------       -----

          Information Technology -- (Continued)
            *SYNNEX Corp.                        183,505 $  6,152,923
            *Tech Data Corp.                     174,947    9,294,934
            *TechTarget, Inc.                    103,099      890,775
            *TeleCommunication Systems, Inc.     131,116      604,445
             Telular Corp.                        82,757      578,471
             Tessco Technologies, Inc.            37,431      441,311
             TheStreet.com, Inc.                 180,724      650,606
            #*THQ, Inc.                          143,135      578,265
            *Tier Technologies, Inc.             193,020    1,078,982
            *Tollgrade Communications, Inc.       77,152      778,464
            *Triquint Semiconductor, Inc.        292,903    4,033,274
            *TSR, Inc.                             4,682       23,504
            *TTM Technologies, Inc.              278,169    5,318,591
            *Ultratech, Inc.                       1,400       43,834
             United Online, Inc.                 352,492    2,326,447
            *UTStarcom, Inc.                     517,562    1,330,134
            *Viasystems Group, Inc.                   76        1,984
            *Vicon Industries, Inc.               36,465      178,678
            *Video Display Corp.                  10,671       38,522
            *Virtusa Corp.                       344,554    6,429,378
            *Vishay Intertechnology, Inc.        291,126    5,554,684
            *Web.com Group, Inc.                  82,201    1,297,132
            *Westell Technologies, Inc.            3,285       11,826
            *WPCS International, Inc.             12,639       32,861
            *X-Rite, Inc.                         22,551      110,725
            *Zoran Corp.                         153,368    1,605,763
            *Zygo Corp.                           73,990    1,106,150
                                                         ------------
          Total Information Technology                    320,537,457
                                                         ------------

          Materials -- (7.3%)
             A. Schulman, Inc.                   174,907    4,428,645
            *A.M. Castle & Co.                   145,436    2,745,832
            *AEP Industries, Inc.                    732       22,202
            *American Pacific Corp.               38,017      234,565
             American Vanguard Corp.               6,702       59,782
            *Arabian American Development Co.        400        1,632
             Ashland, Inc.                       210,546   13,070,696
             Boise, Inc.                         487,961    4,791,777
             Buckeye Technologies, Inc.          215,900    6,079,744
             Cabot Corp.                          79,467    3,564,095
            *Century Aluminum Co.                558,272   11,154,275
            *Coeur d'Alene Mines Corp.           272,130    8,629,242
             Commercial Metals Co.               203,139    3,404,610
            *Continental Materials Corp.           1,419       22,434
            *Core Molding Technologies, Inc.      10,730       90,132
             Cytec Industries, Inc.               14,001      821,579
             Domtar Corp.                        106,552    9,911,467
            *Ferro Corp.                          77,087    1,156,305
             Friedman Industries, Inc.            53,964      572,018
            #*General Steel Holdings, Inc.        11,488       25,963
            *Georgia Gulf Corp.                   60,624    2,387,373
            *Graphic Packaging Holding Co.       828,989    4,551,150
             Haynes International, Inc.           34,595    1,869,514
            *Headwaters, Inc.                    311,742    1,702,111
            *Hecla Mining Co.                    149,840    1,409,994
            *Horsehead Holding Corp.             118,750    1,872,688
             Huntsman Corp.                      395,913    8,254,786
             Innophos Holdings, Inc.              32,592    1,510,313
            *Innospec, Inc.                       17,908      674,415
             Kaiser Aluminum Corp.                86,883    4,353,707
            *KapStone Paper & Packaging Corp.    195,409    3,396,208

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         Shares       Value+
                                                         ------       -----

    Materials -- (Continued)
       KMG Chemicals, Inc.                                2,649 $     54,543
       Kronos Worldwide, Inc.                            24,974    1,537,399
      *Landec Corp.                                     122,407      793,197
      #*Louisiana-Pacific Corp.                         712,453    6,625,813
      *Materion Corp.                                    96,492    4,029,506
       MeadWestavco Corp.                               455,519   15,346,435
      *Mercer International, Inc.                       181,870    2,213,358
       Minerals Technologies, Inc.                       30,000    2,040,000
      *Mod-Pac Corp.                                     17,773       95,796
       Myers Industries, Inc.                           191,101    2,039,048
       Neenah Paper, Inc.                                67,795    1,581,657
       NL Industries, Inc.                               36,906      525,541
      *Northern Technologies International Corp.         20,514      318,377
       Olympic Steel, Inc.                               76,274    2,240,167
      *OM Group, Inc.                                   180,100    6,526,824
       P.H. Glatfelter Co.                              218,284    2,968,662
      *Penford Corp.                                     61,582      345,475
       PolyOne Corp.                                    290,808    4,210,900
       Quaker Chemical Corp.                             46,095    2,082,572
       Reliance Steel & Aluminum Co.                    200,657   11,359,193
      *RTI International Metals, Inc.                   146,950    4,693,583
       Schnitzer Steel Industries, Inc. Class A          31,675    1,966,067
      *Spartech Corp.                                   129,011      921,139
      #*Stillwater Mining Co.                           133,890    3,054,031
       Synalloy Corp.                                    27,564      413,460
       Temple-Inland, Inc.                               25,019      588,697
       Texas Industries, Inc.                           110,274    4,650,255
      #*U.S. Gold Corp.                                 170,060    1,598,564
      *United States Lime & Minerals, Inc.                2,255       93,267
      *Universal Stainless & Alloy Products, Inc.        44,949    1,629,401
       Wausau Paper Corp.                               148,272    1,000,836
       Westlake Chemical Corp.                          205,655   13,501,251
       Worthington Industries, Inc.                     192,945    4,161,824
      #*Zoltek Cos., Inc.                               162,959    2,094,023
                                                                ------------
    Total Materials                                              210,070,115
                                                                ------------

    Other -- (0.0%)
      .*Concord Camera Corp. Escrow Shares                   --           --
      .*MAIR Holdings, Inc. Escrow Shares               161,133           --
      .*Petrocorp, Inc. Escrow Shares                     4,900          294
                                                                ------------
    Total Other                                                          294
                                                                ------------

    Telecommunication Services -- (0.7%)
      *FiberTower Corp.                                  40,993       55,341
      *General Communications, Inc. Class A             192,193    2,210,220
       HickoryTech Corp.                                 42,119      400,131
       IDT Corp. Class B                                 79,591    2,307,343
      *Leap Wireless International, Inc.                115,654    1,716,305
      *Neutral Tandem, Inc.                               1,391       21,268
      *Premiere Global Services, Inc.                    28,620      226,384
      *Primus Telecommunications Group, Inc.             14,710      202,262
       Shenandoah Telecommunications Co.                  1,000       18,820
      *SureWest Communications.                          65,493      954,233
       Telephone & Data Systems, Inc.                   144,283    4,842,137
       Telephone & Data Systems, Inc. Special Shares    118,140    3,443,781
      *United States Cellular Corp.                      45,192    2,225,254
       USA Mobility, Inc.                                 5,352       82,688
       Warwick Valley Telephone Co.                       9,909      148,635
      *Xeta Corp.                                        74,609      410,350
                                                                ------------
    Total Telecommunication Services                              19,265,152
                                                                ------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    Shares         Value+
                                                                                    ------         -----

Utilities -- (0.4%)
   Consolidated Water Co., Ltd.                                                      3,437 $       33,717
  #*Dynegy, Inc.                                                                   415,664      2,635,310
  *GenOn Energy, Inc.                                                            1,898,910      7,462,716
   Pennichuck Corp.                                                                  2,810         79,607
   SJW Corp.                                                                        41,817        971,827
  *Synthesis Energy Systems, Inc.                                                   24,322         97,531
   Unitil Corp.                                                                     46,644      1,178,227
                                                                                           --------------
Total Utilities                                                                                12,458,935
                                                                                           --------------
TOTAL COMMON STOCKS                                                                         2,612,991,193
                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  .*First Federal Bancshares of Arkansas, Inc. Rights                               14,157         97,683
  .*Macatawa Bank Corp. Rights                                                      63,634             --
                                                                                           --------------
TOTAL RIGHTS/WARRANTS                                                                              97,683
                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares           8,071,060      8,071,060
                                                                                           --------------

                                                                                 Shares/
                                                                                  Face
                                                                                 Amount
                                                                                 ------
                                                                                  (000)

SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund                                             264,514,595    264,514,595
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by
   $780,560 FNMA 3.500%, 02/01/26, valued at $784,820) to be repurchased at
   $761,964                                                                           $762        761,960
                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL                                                           265,276,555
                                                                                           --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,127,968,543)                                                                     $2,886,436,491
                                                                                           ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares     Value+
                                                        ------     -----

      COMMON STOCKS -- (88.8%)
      Consumer Discretionary -- (14.1%)
        *1-800-FLOWERS.COM, Inc.......................  63,676 $  213,315
        *99 Cents Only Stores.........................  94,400  1,903,104
         Aaron's, Inc.................................  76,498  2,202,377
        *AC Moore Arts & Crafts, Inc..................  29,778     80,996
         Acme United Corp.............................   9,349     87,881
        *AFC Enterprises, Inc.........................  44,094    664,056
        *AH Belo Corp.................................  46,600    387,712
         Ambassadors Group, Inc.......................  27,947    281,706
         Amcon Distributing Co........................     300     21,000
        *American Axle & Manufacturing Holdings, Inc..  89,658  1,147,622
         American Greetings Corp. Class A.............  39,700    976,620
        #*American Public Education, Inc..............   1,300     54,925
        *America's Car-Mart, Inc......................  25,524    624,828
        #*Amerigon, Inc...............................  33,396    569,402
         Ameristar Casinos, Inc.......................  29,565    589,822
        #*ANN, Inc....................................  46,700  1,457,507
         Arbitron, Inc................................  16,400    634,352
        *Arctic Cat, Inc..............................  28,530    479,019
         Ark Restaurants Corp.........................   5,609     93,109
        *Asbury Automotive Group, Inc.................  72,933  1,261,741
        *Ascena Retail Group, Inc.....................  43,782  1,369,939
        *Ascent Media Corp............................  15,435    741,343
        #*Atrinsic, Inc...............................   7,264     18,886
        *Audiovox Corp. Class A.......................  47,788    352,675
        *Ballantyne Strong, Inc.......................  40,751    275,069
        #Barnes & Noble, Inc..........................  29,605    325,359
        *Bassett Furniture Industries, Inc............  20,671    185,419
        *Beasley Broadcast Group, Inc.................  20,332    137,038
        #*Beazer Homes USA, Inc....................... 147,214    686,017
         bebe stores, Inc............................. 129,850    872,592
        *Belo Corp....................................  78,957    667,187
        *Benihana, Inc................................   8,516     75,367
        *Benihana, Inc. Class A.......................   2,021     17,886
         Big 5 Sporting Goods Corp....................  28,228    337,325
        *Biglari Holdings, Inc........................   2,860  1,250,506
        #*BJ's Restaurants, Inc.......................  36,853  1,730,248
        #*Blue Nile, Inc..............................   8,219    468,483
        *Bluegreen Corp...............................  77,510    301,514
         Blyth, Inc...................................  16,298    768,288
         Bob Evans Farms, Inc.........................  44,644  1,400,036
        #*Bon-Ton Stores, Inc. (The)..................  30,014    416,594
         Books-A-Million, Inc.........................  33,367    154,156
         Bowl America, Inc. Class A...................   1,400     17,780
        #*Boyd Gaming Corp............................  90,700    810,858
        #*Bridgepoint Education, Inc..................   5,500     96,525
        *Brookfield Residential Properties, Inc.......  36,689    453,109
        #Brown Shoe Co., Inc..........................  84,034  1,063,030
        #Brunswick Corp...............................  60,331  1,409,935
        #Buckle, Inc..................................  17,362    789,797
        *Buffalo Wild Wings, Inc......................  16,761  1,024,097
        *Build-A-Bear-Workshop, Inc...................  51,400    315,082
        *Cabela's, Inc................................  89,625  2,289,022
        *Cache, Inc...................................  21,345    122,520
        *California Pizza Kitchen, Inc................  37,087    593,392
         Callaway Golf Co.............................  77,732    550,343
        *Cambium Learning Group, Inc..................  29,643    101,972
        *Canterbury Park Holding Corp.................   7,639     99,231
        #*Capella Education Co........................   4,248    210,701

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       Shares     Value+
                                                       ------     -----

       Consumer Discretionary -- (Continued).........
         *Caribou Coffee Co., Inc....................  32,117 $  302,542
         *Carriage Services, Inc.....................  44,161    282,630
         *Carrols Restaurant Group, Inc..............  38,971    380,357
         *Carter's, Inc..............................  23,400    723,528
         *Casual Male Retail Group, Inc.............. 110,998    468,412
          Cato Corp. Class A.........................  34,453    878,896
         *Cavco Industries, Inc......................  12,591    585,230
          CEC Entertainment, Inc.....................  19,500    737,685
         #*Charles & Colvard, Ltd....................   4,116     11,319
         *Charming Shoppes, Inc......................  80,419    364,298
         #*Cheesecake Factory, Inc...................  32,911    968,242
         #Cherokee, Inc..............................  16,793    325,784
          Chico's FAS, Inc........................... 125,543  1,836,694
         *Children's Place Retail Stores, Inc. (The).  28,465  1,513,484
          Christopher & Banks Corp...................  41,502    255,237
          Churchill Downs, Inc.......................  17,569    732,803
         *Citi Trends, Inc...........................  24,563    546,772
         *CKX, Inc...................................   5,072     23,179
         #*Coinstar, Inc.............................   6,100    329,278
         *Coldwater Creek, Inc.......................  88,856    271,011
         *Collective Brands, Inc.....................  85,299  1,791,279
          Collectors Universe, Inc...................  17,633    272,254
         #*Conn's, Inc...............................  60,283    394,854
          Cooper Tire & Rubber Co....................  58,216  1,570,668
         *Core-Mark Holding Co., Inc.................  23,624    791,640
         #*Corinthian Colleges, Inc..................  64,061    285,071
         *Cost Plus, Inc.............................  53,218    579,544
          CPI Corp...................................  13,817    248,291
          Cracker Barrel Old Country Store, Inc......  20,607  1,055,697
         *Craftmade International, Inc...............  10,221     42,928
         *Crocs, Inc.................................  68,100  1,369,491
         #*Crown Media Holdings, Inc................. 110,179    241,292
          CSS Industries, Inc........................  13,706    264,252
         *Culp, Inc..................................  35,956    362,436
         #*Cumulus Media, Inc........................  43,655    202,996
         *Cybex International, Inc...................  10,159     10,870
         *Dana Holding Corp..........................  46,860    851,446
         *Deckers Outdoor Corp.......................  31,403  2,664,859
         *dELiA*s, Inc...............................  21,097     37,342
         *Delta Apparel, Inc.........................   5,459     96,570
          Destination Maternity Corp.................  28,284    660,997
         #Dillard's, Inc. Class A....................  80,522  3,866,666
         *DineEquity, Inc............................  22,844  1,141,515
         *Dixie Group, Inc...........................  15,145     65,124
         *Dolan Media Co.............................  70,335    827,843
         *Domino's Pizza, Inc........................  68,329  1,268,870
         *Dorman Products, Inc.......................  29,941  1,167,699
          Dover Downs Gaming & Entertainment, Inc....  21,555     75,874
         *Dover Motorsports, Inc.....................  27,857     54,321
         *Dreams, Inc................................   6,298     14,800
          Drew Industries, Inc.......................  39,954    961,693
         #*drugstore.com, Inc........................  70,464    266,354
         #*DSW, Inc..................................  18,857    895,330
         *Duckwall-ALCO Stores, Inc..................   1,500     19,110
          Educational Development Corp...............   2,842     16,484
          Einstein Noah Restaurant Group, Inc........  20,393    329,551
         *Emerson Radio Corp.........................  35,074     84,879
         #*Entercom Communications Corp..............  46,213    488,471
         *Entravision Communications Corp............  81,379    192,054
          Escalade, Inc..............................   7,926     43,355
         #Ethan Allen Interiors, Inc.................  37,946    914,119

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                     Shares     Value+
                                                     ------     -----

         Consumer Discretionary -- (Continued)
           *EW Scripps Co. Class A (The)...........  93,655 $  889,722
           *Exide Technologies.....................  78,949    792,648
           *Famous Dave's of America, Inc..........  19,657    193,621
            Finish Line, Inc. Class A..............  96,347  2,070,497
           *Fisher Communications, Inc.............  18,816    569,184
            Flanigan's Enterprises, Inc............   1,877     14,903
            Flexsteel Industries, Inc..............   4,929     70,435
           *Fossil, Inc............................   7,627    730,514
            Fred's, Inc............................  70,448    983,454
            Frisch's Restaurants, Inc..............   5,471    124,082
           #*Fuel Systems Solutions, Inc...........  30,354    902,273
           *Full House Resorts, Inc................  40,132    160,528
           *Furniture Brands International, Inc....  83,717    405,190
            Gaiam, Inc.............................  31,520    187,544
            Gaming Partners International Corp.....  20,356    143,510
           *Gaylord Entertainment Co...............  63,237  2,268,311
           *Geeknet, Inc...........................      55      1,403
           *Genesco, Inc...........................  36,236  1,463,210
           *G-III Apparel Group, Ltd...............  27,376  1,228,087
           *Global Traffic Network, Inc............  39,023    524,079
           *Golfsmith International Holdings, Inc..     100        496
           *Gray Television, Inc................... 115,728    322,881
           *Gray Television, Inc. Class A..........     912      2,225
           *Great Wolf Resorts, Inc................  58,641    124,905
           #Group 1 Automotive, Inc................  35,833  1,542,252
           *Hallwood Group, Inc....................   2,388     52,799
            Harte-Hanks, Inc.......................  88,762    824,599
           *Hastings Entertainment, Inc............   4,292     21,546
            Haverty Furniture Cos., Inc............  38,323    502,031
            Haverty Furniture Cos., Inc. Class A...     457      5,941
           *Helen of Troy, Ltd.....................  45,191  1,406,344
           #*hhgregg, Inc..........................  28,177    348,268
           *Hibbett Sporting Goods, Inc............  24,729    934,262
            Hillenbrand, Inc.......................  45,700  1,047,444
           *Hollywood Media Corp...................  26,966     45,842
            Hooker Furniture Corp..................  24,358    303,014
            Hot Topic, Inc.........................  73,374    492,340
           *HSN, Inc...............................  44,806  1,486,663
           *Iconix Brand Group, Inc................ 107,100  2,622,879
            International Speedway Corp............  29,134    891,500
           *Interval Leisure Group, Inc............  66,810  1,073,637
           *iRobot Corp............................  37,071  1,313,055
           *Isle of Capri Casinos, Inc.............  69,855    666,417
           *J. Alexander's Corp....................  17,720    105,966
           *Jack in the Box, Inc...................  21,500    443,975
           #*JAKKS Pacific, Inc....................  49,552  1,042,574
            Jarden Corp............................  75,732  2,755,887
           *Johnson Outdoors, Inc. Class A.........  18,433    305,803
            Jones Group, Inc. (The)................  24,336    331,700
           #*Jos. A. Bank Clothiers, Inc...........  37,838  1,983,468
           *Journal Communications, Inc............  69,147    376,851
           *K12, Inc...............................  27,701  1,090,588
           #KB Home................................  46,200    545,622
           *Kenneth Cole Productions, Inc. Class A.  10,871    146,432
           *Kid Brands, Inc........................  46,779    341,954
           *Kirkland's, Inc........................  30,832    465,255
           *Knology, Inc...........................  56,918    868,000
           *Kona Grill, Inc........................   3,538     20,273
            Koss Corp..............................   8,015     52,739
           *Krispy Kreme Doughnuts, Inc............ 109,194    612,578
            KSW, Inc...............................  14,516     52,838

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          Shares     Value+
                                                          ------     -----

     Consumer Discretionary -- (Continued)
       #*K-Swiss, Inc. Class A..........................  45,996 $  566,211
        Lacrosse Footwear, Inc..........................  15,457    256,895
       *Lakeland Industries, Inc........................  10,138     88,201
       *Lakes Entertainment, Inc........................  57,029    130,596
       *La-Z-Boy, Inc................................... 105,240  1,237,622
       *Leapfrog Enterprises, Inc.......................  41,608    177,666
        Learning Tree International, Inc................  29,551    249,115
       *Lee Enterprises, Inc............................ 100,192    143,275
       #*Libbey, Inc....................................  31,415    535,626
       *Life Time Fitness, Inc..........................  32,400  1,267,488
       *Lifetime Brands, Inc............................  22,852    363,804
       *LIN TV Corp. Class A............................  36,319    194,307
        Lincoln Educational Services Corp...............  34,524    576,551
        Lithia Motors, Inc..............................  47,766    868,864
       *Live Nation Entertainment, Inc..................  98,282  1,089,947
       *Luby's, Inc.....................................  65,026    325,130
       *M/I Homes, Inc..................................  38,414    510,522
        Mac-Gray Corp...................................  31,199    528,511
       *Madison Square Garden, Inc......................  33,059    904,164
       *Maidenform Brands, Inc..........................  31,021    982,125
        Marcus Corp.....................................  37,572    416,673
       #*Marine Products Corp...........................  59,583    441,510
       *MarineMax, Inc..................................  48,524    463,889
       #*Martha Stewart Living Omnimedia, Inc. Class A..  27,234    101,583
       #Matthews International Corp. Class A............  24,286    974,840
       #*McClatchy Co. (The)............................ 103,653    296,448
       *McCormick & Schmick's Seafood Restaurants, Inc..  32,303    294,926
       *Media General, Inc. Class A.....................  35,916    193,587
        Men's Wearhouse, Inc. (The).....................  68,501  1,910,493
       #Meredith Corp...................................  22,276    744,464
       *Meritage Homes Corp.............................  46,949  1,122,551
       *Midas, Inc......................................  24,123    175,374
       *Modine Manufacturing Co.........................  17,986    320,331
       *Monarch Casino & Resort, Inc....................  32,406    371,373
       #Monro Muffler Brake, Inc........................  35,829  1,088,485
       *Morgans Hotel Group Co..........................  25,992    224,831
       *Morton's Restaurant Group, Inc..................  32,830    242,942
       *Motorcar Parts of America, Inc..................  29,142    405,657
       *Movado Group, Inc...............................  37,848    631,683
       *MTR Gaming Group, Inc...........................  12,118     32,113
       *Multimedia Games Holding Co., Inc...............  35,732    209,747
       *Nathan's Famous, Inc............................  14,980    257,956
        National CineMedia, Inc.........................  52,738    919,751
       *Nautilus, Inc...................................  44,894    145,457
       *Navarre Corp....................................  74,192    142,449
       *New Frontier Media, Inc.........................  26,279     46,514
       *New York & Co., Inc.............................  87,986    540,234
       #*New York Times Co. Class A (The)............... 131,600  1,069,908
       *Nexstar Broadcasting Group, Inc.................   3,050     25,437
       *Nobel Learning Communities, Inc.................   6,410     63,780
       *Nobility Homes, Inc.............................   6,093     55,081
       #Nutri/System, Inc...............................  27,200    409,088
       *O'Charley's, Inc................................  46,413    303,541
       #*OfficeMax, Inc.................................  55,797    555,738
       *Orbitz Worldwide, Inc...........................  49,545    158,544
       *Orient-Express Hotels, Ltd......................  95,689  1,174,104
      .#*Orleans Homebuilders, Inc......................  41,051         --
        Outdoor Channel Holdings, Inc...................  57,588    411,754
       *Overstock.com, Inc..............................  19,500    271,050
        Oxford Industries, Inc..........................  19,074    655,192
       #P.F. Chang's China Bistro, Inc..................  23,350    936,335

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        Shares     Value+
                                                        ------     -----

       Consumer Discretionary -- (Continued)..........
         *Pacific Sunwear of California, Inc.......... 108,934 $  347,499
         *Papa John's International, Inc..............  16,120    484,567
         #*Peet's Coffee & Tea, Inc...................  19,080    886,838
         *Penske Automotive Group, Inc................ 126,055  2,833,716
          Pep Boys - Manny, Moe & Jack (The)..........  65,330    895,021
         *Perry Ellis International, Inc..............  30,410    856,954
         #PetMed Express, Inc.........................  28,546    430,759
         #*Pier 1 Imports, Inc........................  91,827  1,118,453
         *Pinnacle Entertainment, Inc.................  72,817  1,010,700
          Pool Corp...................................  35,744  1,081,613
         *Pre-Paid Legal Services, Inc................  11,400    751,830
          Primedia, Inc...............................  81,127    397,522
         *Quiksilver, Inc............................. 155,782    677,652
         *Reading International, Inc. Class B.........   2,340     15,795
         *Red Lion Hotels Corp........................  43,002    376,268
         #*Red Robin Gourmet Burgers, Inc.............  19,587    532,571
          Regis Corp..................................  59,777  1,016,209
          Rent-A-Center, Inc..........................   7,700    234,465
         *Rentrak Corp................................  23,443    537,782
         *Retail Ventures, Inc........................  89,938  1,846,427
          RG Barry Corp...............................  29,993    367,114
         *Rick's Cabaret International, Inc...........  23,683    247,961
         *Rocky Brands, Inc...........................  17,184    261,712
         #*Ruby Tuesday, Inc..........................  45,164    474,674
         #*Rue21, Inc.................................   9,100    274,092
         *Ruth's Hospitality Group, Inc...............  89,294    438,434
          Ryland Group, Inc. (The)....................  29,856    516,807
         *Saga Communications, Inc....................  12,079    433,757
         #*Saks, Inc.................................. 221,647  2,650,898
          Salem Communications Corp...................     300      1,080
         #*Sally Beauty Holdings, Inc.................  78,600  1,162,494
          Scholastic Corp.............................  32,401    851,498
         *Sealy Corp..................................  70,782    186,864
         *Select Comfort Corp.........................  89,608  1,422,079
          Service Corp. International.................  24,408    287,282
          Shiloh Industries, Inc......................  48,221    550,202
         *Shoe Carnival, Inc..........................  29,937    876,256
         *Shuffle Master, Inc.........................  80,437    879,176
         #*Shutterfly, Inc............................  44,735  2,753,887
          Sinclair Broadcast Group, Inc. Class A......  78,579    902,873
         #*Skechers U.S.A., Inc. Class A..............  35,818    682,333
          Skyline Corp................................  17,015    333,664
         *Smith & Wesson Holding Corp.................  79,658    287,565
          Sonesta International Hotels Corp. Class A..   4,587     88,781
         #Sonic Automotive, Inc.......................  11,400    160,740
         *Sonic Corp..................................  37,938    425,664
          Spartan Motors, Inc.........................  80,278    542,679
         #Speedway Motorsports, Inc...................  41,236    642,457
         *Sport Chalet, Inc. Class A..................  13,582     24,855
          Stage Stores, Inc...........................  55,476  1,068,468
          Standard Motor Products, Inc................  41,812    595,821
         *Standard Pacific Corp....................... 143,448    553,709
         *Stanley Furniture, Inc......................  22,367    126,150
          Stein Mart, Inc.............................  65,659    714,370
         *Steiner Leisure, Ltd........................  17,243    836,975
         *Steinway Musical Instruments, Inc...........  21,743    543,575
         *Steven Madden, Ltd..........................  38,511  2,046,860
         #Stewart Enterprises, Inc.................... 121,212    983,029
         *Stoneridge, Inc.............................  44,013    673,399
          Strattec Security Corp......................   5,703    163,733
          Sturm Ruger & Co., Inc......................  31,391    746,478

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CONTINUED


                                                     Shares       Value+
                                                     ------       -----

       Consumer Discretionary -- (Continued).......
          Superior Industries International, Inc...  57,236 $  1,446,354
         *Syms Corp................................   2,978       23,645
         *Systemax, Inc............................  68,356      885,210
         *Talbots, Inc.............................  37,000      199,060
         *Tandy Brands Accessories, Inc............  15,855       39,955
          Tandy Leather Factory, Inc...............  22,365      104,445
         *Tempur-Pedic International, Inc..........  26,477    1,662,226
         *Tenneco, Inc.............................  54,920    2,537,853
         #Texas Roadhouse, Inc.....................  62,300    1,013,621
          Thor Industries, Inc.....................  50,891    1,578,130
         *Timberland Co. Class A...................  47,458    2,144,627
         *Town Sports International Holdings, Inc..  31,003      221,981
         *Trans World Entertainment Corp...........   9,128       15,244
         *True Religion Apparel, Inc...............  38,960    1,177,371
         #*Tuesday Morning Corp....................  61,719      308,595
         *Ulta Salon Cosmetics & Fragrance, Inc....  44,461    2,364,881
         #*Under Armour, Inc. Class A..............  37,810    2,588,473
         *Unifi, Inc...............................  34,901      569,584
         *Universal Electronics, Inc...............  23,297      645,094
          Universal Technical Institute, Inc.......  27,100      489,697
         *US Auto Parts Network, Inc...............  42,794      332,081
         *Vail Resorts, Inc........................  28,700    1,406,013
         *Valassis Communications, Inc.............  71,346    2,056,905
          Value Line, Inc..........................   5,625       78,694
         *Valuevision Media, Inc. Class A..........  64,033      408,531
          Volcom, Inc..............................  35,480      700,020
         *WABCO Holdings, Inc......................   6,600      487,410
         *Warner Music Group Corp..................  63,199      472,097
         *Wells-Gardner Electronics Corp...........  26,612       52,958
         #*West Marine, Inc........................  40,142      436,745
         #*Westwood One, Inc.......................     146        1,018
         *Wet Seal, Inc. (The)..................... 145,783      641,445
          Weyco Group, Inc.........................  12,523      303,683
          Williams Controls, Inc...................  20,502      255,660
          Winmark Corp.............................   8,419      351,156
         #*Winnebago Industries, Inc...............  35,414      438,425
          Wolverine World Wide, Inc................  31,054    1,232,223
         #World Wrestling Entertainment, Inc.......  18,687      196,400
         #*Zumiez, Inc.............................  33,787      949,753
                                                            ------------
       Total Consumer Discretionary................          220,286,105
                                                            ------------

       Consumer Staples -- (3.2%)..................
          Alico, Inc...............................  11,511      296,869
         *Alliance One International, Inc.......... 148,374      592,012
          Andersons, Inc. (The)....................  18,692      928,058
          Arden Group, Inc. Class A................     199       16,475
          B&G Foods, Inc...........................  64,164    1,160,085
         *Boston Beer Co., Inc. Class A............  10,011      943,637
          Bridgford Foods Corp.....................   6,838       70,021
         *Cagle's, Inc. Class A....................   3,413       20,853
         #Calavo Growers, Inc......................  25,218      529,578
          Cal-Maine Foods, Inc.....................  24,900      719,361
         #Casey's General Stores, Inc..............  19,131      746,683
          CCA Industries, Inc......................  12,833       75,073
         #*Central European Distribution Corp......  18,225      215,420
         *Central Garden & Pet Co..................  27,251      266,242
         *Central Garden & Pet Co. Class A.........  58,002      581,180
         *Chiquita Brands International, Inc.......  58,756      935,396
          Coca-Cola Bottling Co....................  12,601      887,740
         *Craft Brewers Alliance, Inc..............  44,279      407,810
         *Darling International, Inc............... 118,323    1,913,283

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CONTINUED


                                                      Shares   Value+
                                                      ------ ----------

        Consumer Staples -- (Continued)..............
          #Diamond Foods, Inc........................ 20,186 $1,324,202
          #*Dole Food Co., Inc....................... 55,476    766,124
          *Elizabeth Arden, Inc...................... 40,980  1,231,859
           Farmer Brothers Co........................ 33,810    406,734
           Fresh Del Monte Produce, Inc.............. 77,381  2,097,799
           Golden Enterprises, Inc...................  3,061     10,101
           Griffin Land & Nurseries, Inc. Class A....  2,305     61,728
          *Hain Celestial Group, Inc................. 38,002  1,292,448
          *Harbinger Group, Inc......................  9,539     57,902
          *Heckmann Corp............................. 68,212    429,736
         .#*HQ Sustainable Maritime Industries, Inc.. 12,960     36,029
           Imperial Sugar Co......................... 27,784    380,085
           Ingles Markets, Inc....................... 26,615    505,951
           Inter Parfums, Inc........................ 62,557  1,190,460
           J & J Snack Foods Corp.................... 22,538  1,145,381
          *John B. Sanfilippo & Son, Inc............. 15,716    172,876
          #Lancaster Colony Corp..................... 14,691    897,767
          #*Lifeway Foods, Inc....................... 28,187    270,313
          *Mannatech, Inc............................ 33,268     55,558
          #*Medifast, Inc............................ 18,400    363,400
           MGP Ingredients, Inc...................... 40,294    351,767
           Nash-Finch Co............................. 25,977    966,864
           National Beverage Corp.................... 84,888  1,181,641
          *Natural Alternatives International, Inc... 19,371     87,944
          #Nu Skin Enterprises, Inc. Class A......... 54,135  1,737,192
          *Nutraceutical International Corp.......... 26,269    416,626
           Oil-Dri Corp. of America.................. 12,881    284,541
          *Omega Protein Corp........................ 46,385    597,439
           Orchids Paper Products Co.................    810      9,485
          *Overhill Farms, Inc....................... 36,085    222,284
          *Pantry, Inc............................... 38,802    600,655
          *Parlux Fragrances, Inc.................... 45,776    152,892
          *Physicians Formula Holdings, Inc.......... 29,989    158,942
          *Pilgrim's Pride Corp...................... 96,269    566,062
          *Prestige Brands Holdings, Inc............. 80,668    931,715
           PriceSmart, Inc........................... 36,982  1,539,930
           Reliv' International, Inc................. 25,871     49,931
          #*Revlon, Inc.............................. 34,106    587,305
           Rocky Mountain Chocolate Factory, Inc..... 12,843    135,622
           Ruddick Corp.............................. 46,400  1,926,528
          #Sanderson Farms, Inc...................... 26,178  1,246,073
           Schiff Nutrition International, Inc....... 26,578    264,451
          *Seneca Foods Corp......................... 15,835    442,747
          *Seneca Foods Corp. Class B................  1,443     40,354
          *Smart Balance, Inc........................ 82,430    394,015
           Snyders-Lance, Inc........................ 31,458    621,296
           Spartan Stores, Inc....................... 48,259    753,323
          *Spectrum Brands Holdings, Inc............. 20,622    670,215
          *Susser Holdings Corp...................... 32,043    441,873
           Tasty Baking Co........................... 11,026     43,939
          *Tofutti Brands, Inc.......................  7,749     18,830
          #Tootsie Roll Industries, Inc.............. 21,514    637,675
          #*TreeHouse Foods, Inc..................... 37,236  2,259,108
          *United Natural Foods, Inc................. 25,422  1,085,265
           United-Guardian, Inc...................... 13,162    187,427
          #Universal Corp............................ 31,950  1,385,991
          *USANA Health Sciences, Inc................ 13,408    500,118
          #Vector Group, Ltd......................... 44,615    819,131
           Village Super Market, Inc................. 10,450    282,568
           WD-40 Co.................................. 13,302    552,033
           Weis Markets, Inc......................... 31,249  1,289,646

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CONTINUED


                                                    Shares      Value+
                                                    ------      -----

          Consumer Staples -- (Continued).........
            *Winn-Dixie Stores, Inc...............   7,300 $    51,757
                                                           -----------
          Total Consumer Staples..................          50,495,429
                                                           -----------
          Energy -- (6.8%)........................
             Adams Resources & Energy, Inc........   7,201     211,853
             Alon USA Energy, Inc.................  42,835     588,981
            *Approach Resources, Inc..............  46,357   1,364,750
            #*ATP Oil & Gas Corp..................  38,600     686,308
            *Atwood Oceanics, Inc.................  29,556   1,327,951
            *Barnwell Industries, Inc.............   5,885      40,665
            *Basic Energy Services, Inc...........  59,752   1,836,776
             Berry Petroleum Corp. Class A........  44,765   2,378,364
            *Bill Barrett Corp....................  44,221   1,845,342
            *BioFuel Energy Corp..................   4,321       3,154
            *Bolt Technology Corp.................  20,178     295,406
            #*BPZ Resources, Inc.................. 125,500     597,380
            *Brigham Exploration Co...............  29,914   1,003,016
            *Bristow Group, Inc...................  48,818   2,265,155
            *Bronco Drilling Co., Inc.............  63,780     700,304
            *Cal Dive International, Inc.......... 124,953     982,131
            *Callon Petroleum Co..................  71,820     491,967
            #CARBO Ceramics, Inc..................  10,000   1,609,400
            *Carrizo Oil & Gas, Inc...............  25,807   1,028,151
            *Clayton Williams Energy, Inc.........  21,525   1,949,519
            *Clean Energy Fuels Corp..............      98       1,670
            *Cloud Peak Energy, Inc...............  15,500     322,710
            *Complete Production Services, Inc....  37,929   1,287,310
            #*Comstock Resources, Inc.............  17,272     553,740
            *Contango Oil & Gas Co................  23,999   1,486,018
            *CREDO Petroleum Corp.................  22,880     264,493
            *Crimson Exploration, Inc.............  45,166     182,922
             Crosstex Energy, Inc.................  91,818     968,680
            *CVR Energy, Inc......................  94,364   2,097,712
            *Dawson Geophysical Co................  17,745     791,427
             Delek US Holdings, Inc...............  83,317   1,118,947
             DHT Holdings, Inc.................... 119,868     519,028
            *Double Eagle Petroleum Co............  25,388     258,450
            #*Endeavour International Corp........  36,065     522,942
            *Energy Partners, Ltd.................  49,603     903,271
            *ENGlobal Corp........................  60,253     245,832
            *Evolution Petroleum Corp.............  32,138     254,854
            *Exterran Holdings, Inc...............  79,322   1,722,081
            *FieldPoint Petroleum Corp............  18,299      66,425
             Frontier Oil Corp.................... 137,847   3,851,445
            *FX Energy, Inc.......................  79,486     652,580
            *Geokinetics, Inc.....................  39,331     375,611
            #*GeoResources, Inc...................  38,704   1,123,190
            *Global Industries, Ltd............... 122,076   1,203,669
            #*Goodrich Petroleum Corp.............  21,985     494,003
            #*Green Plains Renewable Energy, Inc..  55,086     689,677
             Gulf Island Fabrication, Inc.........  28,835   1,019,029
            *Gulfmark Offshore, Inc...............  33,325   1,418,645
            *Gulfport Energy Corp.................  42,530   1,447,721
            *Harvest Natural Resources, Inc.......  73,707   1,018,631
            *Helix Energy Solutions Group, Inc.... 111,887   2,118,021
            *Hercules Offshore, Inc............... 218,452   1,370,786
            *HKN, Inc.............................  34,023     105,131
             Holly Corp...........................  32,378   1,874,686
            *Hornbeck Offshore Services, Inc......  40,200   1,175,046
            #Houston American Energy Corp.........  38,050     699,740
            *International Coal Group, Inc........ 191,268   2,109,686

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CONTINUED


                                                       Shares       Value+
                                                       ------       -----

      Energy -- (Continued)..........................
        #*ION Geophysical Corp.......................  82,200 $  1,039,008
        #*James River Coal Co........................  28,762      670,730
        *Key Energy Services, Inc.................... 115,191    2,096,476
        *Kodiak Oil & Gas Corp....................... 183,406    1,287,510
        #*L&L Energy, Inc............................  27,300      189,735
        #*Lucas Energy, Inc..........................  39,069      125,802
         Lufkin Industries, Inc......................  36,862    3,403,468
        *Matrix Service Co...........................  45,949      664,423
        #*Mexco Energy Corp..........................   4,172       47,978
        *Mitcham Industries, Inc.....................  23,389      373,756
        *Natural Gas Services Group, Inc.............  28,398      512,016
        *Newpark Resources, Inc...................... 158,874    1,434,632
        #*Northern Oil & Gas, Inc....................  52,860    1,255,954
        *Oil States International, Inc...............   9,581      795,319
         Overseas Shipholding Group, Inc.............  12,500      348,250
        *OYO Geospace Corp...........................   9,776      911,905
         Panhandle Oil & Gas, Inc....................  11,876      359,368
        *Parker Drilling Co.......................... 195,939    1,397,045
        *Patriot Coal Corp...........................  75,460    1,900,083
         Penn Virginia Corp..........................  22,663      350,370
        *Petroleum Development Corp..................  32,000    1,274,240
        #*PetroQuest Energy, Inc..................... 146,483    1,283,191
        *PHI, Inc. Non-Voting........................  24,786      554,711
        *PHI, Inc. Voting............................     200        4,370
        *Pioneer Drilling Co......................... 101,927    1,579,868
        *PostRock Energy Corp........................   3,893       31,261
        *Pyramid Oil Co..............................   9,884       59,601
        *RAM Energy Resources, Inc...................  61,085      125,835
        *REX American Resources Corp.................  18,425      318,384
        *Rex Energy Corp.............................  72,086      924,863
        *Rosetta Resources, Inc......................  58,799    2,700,638
        #RPC, Inc.................................... 149,274    4,037,862
        #Ship Finance International, Ltd.............  59,549    1,190,384
         Southern Union Co...........................       1           16
        *Stone Energy Corp...........................  36,575    1,293,292
        *Swift Energy Corp...........................  39,700    1,555,843
        *Tetra Technologies, Inc.....................  64,946      959,252
        *TGC Industries, Inc.........................  42,892      353,001
        *Union Drilling, Inc.........................  52,387      710,368
        *Uranium Energy Corp.........................     200          696
        *USEC, Inc................................... 144,203      660,450
        *VAALCO Energy, Inc.......................... 113,512      791,179
        *Venoco, Inc.................................  45,651      848,652
        #W&T Offshore, Inc...........................  43,664    1,170,632
        *Warren Resources, Inc....................... 154,977      702,046
        *Western Refining, Inc....................... 202,287    3,430,788
        *Westmoreland Coal Co........................  11,804      220,971
        *Willbros Group, Inc.........................  91,164      980,013
         World Fuel Services Corp....................  43,455    1,719,949
                                                              ------------
      Total Energy...................................          106,168,566
                                                              ------------

      Financials -- (13.2%)..........................
        *1st Constitution Bancorp....................     141        1,165
         1st Source Corp.............................  50,462    1,070,804
        *1st United Bancorp, Inc.....................  16,686      116,301
         21st Century Holding Co.....................  16,568       48,876
         Abington Bancorp, Inc.......................  53,607      649,717
         Access National Corp........................   6,930       53,985
         Advance America Cash Advance Centers, Inc... 141,285      830,756
        *Affirmative Insurance Holdings, Inc.........  30,187       74,562
         Alliance Bancorp, Inc. of Pennsylvania......   1,066       11,886

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CONTINUED


                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
         Alliance Financial Corp......................   1,763 $   56,839
         American Equity Investment Life Holding Co...  76,831    988,047
        *American Independence Corp...................   5,414     28,261
         American National Bankshares, Inc............   3,612     83,582
        *American River Bankshares....................   7,219     45,119
        *American Safety Insurance Holdings, Ltd......  23,145    471,232
        *Ameris Bancorp...............................  45,026    447,558
        *AMERISAFE, Inc...............................  37,627    840,211
        *AmeriServe Financial, Inc....................  64,191    154,058
        #AmTrust Financial Services, Inc..............  58,204  1,123,337
         Argo Group International Holdings, Ltd.......  40,007  1,256,620
        #Arrow Financial Corp.........................  22,514    559,473
        *Asset Acceptance Capital Corp................  41,337    234,794
         Asta Funding, Inc............................  32,369    262,513
         Astoria Financial Corp....................... 107,189  1,551,025
         Atlantic American Corp.......................   4,900      9,996
        *Atlantic Coast Financial Corp................   4,934     48,156
         Auburn National Bancorporation, Inc..........     300      5,916
        *Avatar Holdings, Inc.........................  21,426    385,668
        *B of I Holding, Inc..........................  25,688    431,558
         Baldwin & Lyons, Inc.........................     550     11,839
         Baldwin & Lyons, Inc. Class B................  18,969    437,994
         BancFirst Corp...............................  19,622    790,178
         Bancorp of New Jersey, Inc...................     159      1,538
         Bancorp Rhode Island, Inc....................   2,053     91,071
        *Bancorp, Inc.................................  61,191    599,060
         BancorpSouth, Inc............................  29,290    396,880
        *BancTrust Financial Group, Inc...............  18,534     46,335
         Bank Mutual Corp.............................  33,192    135,755
         Bank of Kentucky Financial Corp..............   2,075     48,410
         Bank of the Ozarks, Inc......................  19,810    882,139
        *BankAtlantic Bancorp, Inc....................  22,066     20,065
         BankFinancial Corp...........................  30,319    277,116
         Banner Corp..................................  55,881    153,673
         Bar Harbor Bankshares........................   4,230    123,601
         BCB Bancorp, Inc.............................   3,171     34,881
         Beacon Federal Bancorp, Inc..................     288      4,072
        *Beneficial Mutual Bancorp, Inc...............  81,006    699,082
        *Berkshire Bancorp, Inc.......................     150        843
         Berkshire Hills Bancorp, Inc.................  34,721    774,278
        #BGC Partners, Inc. Class A...................  30,600    295,290
         Boston Private Financial Holdings, Inc....... 174,279  1,218,210
         Bridge Bancorp, Inc..........................   2,572     55,041
        *Bridge Capital Holdings......................   4,827     49,622
         Brookline Bancorp, Inc.......................  81,521    751,624
         Brooklyn Federal Bancorp, Inc................   1,963      1,080
         Bryn Mawr Bank Corp..........................  17,391    350,429
         C&F Financial Corp...........................     200      4,200
         Calamos Asset Management, Inc................  37,951    617,463
         California First National Bancorp............   3,097     47,043
        *Camco Financial Corp.........................     750      1,305
         Camden National Corp.........................  13,180    455,369
        *Capital Bank Corp............................   5,331     22,657
         Capital City Bank Group, Inc.................  26,975    302,120
        .Capital Properties, Inc. Class B.............     550         --
         Capital Southwest Corp.......................   7,574    728,922
         CapitalSource, Inc...........................  32,152    214,775
        *Capitol Federal Financial, Inc...............  66,491    752,678
         Cardinal Financial Corp......................  57,644    647,919
        #Carver Bancorp, Inc..........................     100         60
         Cash America International, Inc..............  24,852  1,179,227

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CONTINUED

                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)................
             Cathay General Bancorp................  90,817 $1,548,430
            #Center Bancorp, Inc...................  30,582    292,364
            *Center Financial Corp.................  71,851    523,794
             CenterState Banks of Florida, Inc.....  22,252    138,407
             Central Bancorp, Inc..................     300      5,730
             Century Bancorp, Inc. Class A.........   1,209     33,344
             CFS Bancorp, Inc......................   7,141     38,704
             Chemical Financial Corp...............  26,041    524,205
            *Chicopee Bancorp, Inc.................   2,287     32,498
            *Citizens Community Bancorp, Inc.......  17,782     94,689
             Citizens Holding Co...................     592     12,047
             Citizens South Banking Corp...........   3,301     15,680
            #*Citizens, Inc........................  98,223    731,761
            #City Holding Co.......................  29,745  1,014,304
             CKX Lands, Inc........................     702      9,667
             Clifton Savings Bancorp, Inc..........  53,461    612,663
            *CNA Surety Corp.......................  64,459  1,707,519
             CNB Financial Corp....................   6,266     86,909
            *CNO Financial Group, Inc.............. 294,607  2,374,532
             CoBiz Financial, Inc..................  61,057    414,577
             Codorus Valley Bancorp, Inc...........   1,504     16,379
            #Cohen & Steers, Inc...................  21,178    666,260
            *Colonial Financial Services, Inc......   4,279     53,488
            *Colony Bankcorp, Inc..................   4,329     17,706
             Columbia Banking System, Inc..........  41,788    788,122
             Commercial National Financial Corp....     700     13,818
            #Community Bank System, Inc............  40,372  1,010,107
            *Community Capital Corp................     279        879
             Community Trust Bancorp, Inc..........  25,635    725,470
            *Community West Bancshares.............   2,300      9,936
            *CompuCredit Holdings Corp.............  44,539    189,736
             Consolidated-Tokoma Land Co...........   9,007    278,587
            *Cowen Group, Inc...................... 116,776    485,788
             Crawford & Co. Class A................  12,412     41,084
             Crawford & Co. Class B................  17,567     81,687
            *Credit Acceptance Corp................  26,162  2,116,506
            *Crescent Financial Corp...............  25,620    104,530
            #CVB Financial Corp....................  75,536    735,721
             Danvers Bancorp, Inc..................  45,479  1,025,551
             Delphi Financial Group, Inc. Class A..  61,026  1,949,781
             Diamond Hill Investment Group, Inc....   4,837    396,634
             Dime Community Bancshares, Inc........  63,761    985,745
            *Dollar Financial Corp.................  43,775  1,006,387
             Donegal Group, Inc. Class A...........  45,500    620,620
             Donegal Group, Inc. Class B...........     870     13,407
             Duff & Phelps Corp....................  21,975    338,195
             East West Bancorp, Inc................  50,175  1,060,198
             Eastern Insurance Holdings, Inc.......  23,052    309,127
             Eastern Virginia Bankshares, Inc......   1,296      4,575
             ECB Bancorp, Inc......................     295      3,510
            #*eHealth, Inc.........................  46,397    630,999
             EMC Insurance Group, Inc..............  25,809    562,894
             Employers Holdings, Inc...............  45,208    911,393
            *Encore Bancshares, Inc................  15,098    182,686
            *Encore Capital Group, Inc.............  47,794  1,430,952
            *Endurance Specialty Holdings, Ltd.....   7,797    345,719
            *Enstar Group, Ltd.....................  13,650  1,530,847
             Enterprise Bancorp, Inc...............   2,244     39,809
             Enterprise Financial Services Corp....  32,856    489,554
             Epoch Holding Corp....................  28,772    498,906
             ESB Financial Corp....................   5,033     85,410

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          Shares     Value+
                                                          ------     -----

    Financials -- (Continued)...........................
       ESSA Bancorp, Inc................................  32,205 $  404,173
       Evans Bancorp, Inc...............................   1,635     23,135
       Evercore Partners, Inc. Class A..................  18,648    650,629
      *EzCorp, Inc......................................  42,530  1,339,270
      #F.N.B. Corp...................................... 147,731  1,617,654
       FBL Financial Group, Inc. Class A................  37,315  1,138,108
       Federal Agricultural Mortgage Corp...............  24,522    464,692
       Federal Agricultural Mortgage Corp. Class A......   1,115     15,220
       Fidelity Bancorp, Inc............................     692      6,228
      *Fidelity Southern Corp...........................  22,165    166,683
       Financial Institutions, Inc......................  15,865    269,705
      *First Acceptance Corp............................ 124,814    225,913
       First Advantage Bancorp..........................     925     12,672
      *First American Financial Corp....................  24,136    376,522
       First Bancorp....................................  30,816    430,191
       First Bancorp, Inc...............................   3,301     49,020
      *First Bancshares, Inc............................     400      2,488
       First Bancshares, Inc. (The).....................     300      2,655
       First Busey Corp.................................  55,275    290,194
       First Business Financial Services, Inc...........     700      8,365
      *First California Financial Group, Inc............   9,622     37,045
      *First Cash Financial Services, Inc...............  35,862  1,407,225
       First Commonwealth Financial Corp................ 102,836    637,583
       First Community Bancshares, Inc..................  30,066    446,781
      *First Defiance Financial Corp....................  18,819    257,444
      #*First Federal Bancshares of Arkansas, Inc.......     495      1,436
      *First Federal of Northern Michigan Bancorp, Inc..   2,000      6,780
       First Financial Bancorp..........................  68,274  1,125,156
      #First Financial Bankshares, Inc..................  16,915    937,429
       First Financial Corp.............................  28,287    909,710
       First Financial Holdings, Inc....................  25,197    276,663
      *First Financial Northwest, Inc...................  29,575    184,548
      *First Financial Service Corp.....................     979      3,965
      *First Interstate Bancsystem, Inc.................   3,348     45,801
       First M&F Corp...................................     911      3,735
      *First Marblehead Corp. (The).....................  80,786    173,690
       First Merchants Corp.............................  57,752    535,361
       First Midwest Bancorp, Inc.......................  76,510  1,002,281
       First Niagara Financial Group, Inc............... 120,011  1,728,158
       First Pactrust Bancorp, Inc......................   8,284    128,319
      *First Place Financial Corp.......................  20,521     36,938
      *First Security Group, Inc........................   9,450      8,222
       First South Bancorp, Inc.........................  17,129     76,738
      #First United Corp................................     500      1,775
       First West Virginia Bancorp, Inc.................     432      7,085
       Firstbank Corp...................................     234      1,370
      *FirstCity Financial Corp.........................  20,633    138,654
       Flagstone Reinsurance Holdings SA................  88,000    740,080
       Flushing Financial Corp..........................  69,990  1,030,253
      #*FNB United Corp.................................   7,002      3,361
      *Forest City Enterprises, Inc. Class A............   9,900    190,179
      *Forestar Group, Inc..............................  32,373    636,777
       Fox Chase Bancorp, Inc...........................  27,921    381,122
      *FPIC Insurance Group, Inc........................  19,832    732,197
       GAMCO Investors, Inc.............................   4,608    237,082
       German American Bancorp, Inc.....................  28,157    491,340
       GFI Group, Inc................................... 157,629    805,484
      #Glacier Bancorp, Inc.............................  73,872  1,110,296
      *Gleacher & Co., Inc..............................  39,755     75,137
      *Global Indemnity P.L.C...........................  22,193    566,809
       Great Southern Bancorp, Inc......................  25,253    522,737

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                     Shares     Value+
                                                     ------     -----

          Financials -- (Continued)................
            *Greene Bancshares, Inc................   2,498 $    5,071
            *Greenlight Capital Re, Ltd............  30,297    852,861
             GS Financial Corp.....................     500     10,280
            *Guaranty Bancorp......................  12,056     17,361
            *Guaranty Federal Bancshares, Inc......   3,766     23,010
            *Hallmark Financial Services, Inc......  43,737    373,951
             Hampden Bancorp, Inc..................   7,411    100,048
             Hancock Holding Co....................  12,699    414,749
             Harleysville Group, Inc...............  32,749  1,050,588
             Harleysville Savings Financial Corp...     101      1,512
            *Harris & Harris Group, Inc............  79,037    412,573
             Hawthorn Bancshares, Inc..............   1,548     12,771
             Heartland Financial USA, Inc..........  30,756    483,484
            *Heritage Commerce Corp................  11,543     60,370
            *Heritage Financial Corp...............  11,909    175,539
             Heritage Financial Group, Inc.........  22,052    266,388
             HF Financial Corp.....................   2,659     29,435
            *HFF, Inc..............................  44,659    668,545
            *Hilltop Holdings, Inc.................  76,268    739,800
             Hingham Institution for Savings.......     559     29,571
            *HMN Financial, Inc....................   3,571     10,177
            *Home Bancorp, Inc.....................     690     11,019
             Home Bancshares, Inc..................  42,363  1,015,441
             Home Federal Bancorp, Inc.............  36,949    448,930
             HopFed Bancorp, Inc...................   7,567     67,800
             Horace Mann Educators Corp............  38,907    695,657
             Horizon Bancorp.......................     836     22,656
             Hudson Valley Holding Corp............   2,627     59,396
             IBERIABANK Corp.......................  34,456  2,067,705
             Independence Holding Co...............  34,397    266,921
             Independent Bank Corp. (453836108)....  48,008  1,407,114
            #*Independent Bank Corp. (453838609)...  18,535     55,605
             Indiana Community Bancorp.............   1,214     19,193
             Infinity Property & Casualty Corp.....  17,124  1,012,028
             Interactive Brokers Group, Inc........  39,173    687,094
             International Bancshares Corp.........  49,566    873,353
            *Internet Capital Group, Inc...........  68,619    953,118
            *Intervest Bancshares Corp.............     856      2,936
            *INTL FCStone, Inc.....................  34,084    902,544
            *Investment Technology Group, Inc......  35,390    605,523
            *Investors Bancorp, Inc................ 117,532  1,767,681
            *Investors Capital Holdings, Ltd.......   5,056     30,285
             Investors Title Co....................     934     31,961
            *Jacksonville Bancorp, Inc.............     185      1,258
             JMP Group, Inc........................  51,288    441,077
             Kaiser Federal Financial Group, Inc...  21,737    273,017
             KBW, Inc..............................  33,948    771,299
             Kearny Financial Corp.................  62,551    598,613
             Kentucky First Federal Bancorp........   3,402     27,318
            *Knight Capital Group, Inc.............  97,576  1,338,743
            *LaBranche & Co., Inc..................  52,272    210,656
             Lake Shore Bancorp, Inc...............     338      3,718
             Lakeland Bancorp, Inc.................  58,061    620,672
             Lakeland Financial Corp...............  30,585    670,117
             Landmark Bancorp, Inc.................   2,126     35,717
             Legacy Bancorp, Inc...................  23,205    314,660
            #Life Partners Holdings, Inc...........  17,506    122,717
             LNB Bancorp, Inc......................  14,652     85,421
            *Louisiana Bancorp, Inc................   8,396    126,276
            #*Macatawa Bank Corp...................  21,852     56,597
            *Magyar Bancorp, Inc...................   1,709      7,229

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
         Maiden Holdings, Ltd.........................  34,910 $  260,079
         MainSource Financial Group, Inc..............  42,551    409,766
        *Market Leader, Inc...........................  68,335    161,271
         MarketAxess Holdings, Inc....................  48,452  1,179,806
        *Marlin Business Services Corp................  27,407    334,091
         Mayflower Bancorp, Inc.......................     100        847
         MB Financial, Inc............................  32,539    673,232
        #*MBIA, Inc................................... 208,470  2,151,410
        #*MBT Financial Corp..........................  30,887     45,095
         MCG Capital Corp............................. 168,155  1,109,823
         Meadowbrook Insurance Group, Inc.............  93,637    958,843
         Medallion Financial Corp.....................  38,962    359,619
        #*Mercantile Bancorp, Inc.....................     918        780
        #*Mercantile Bank Corp........................   7,815     71,429
         Merchants Bancshares, Inc....................  14,947    402,074
        *Meridian Interstate Bancorp, Inc.............  30,437    424,901
         Meta Financial Group, Inc....................   3,761     54,534
        *Metro Bancorp, Inc...........................  20,531    256,638
        *MetroCorp Bancshares, Inc....................  17,385    117,870
        *MF Global Holdings, Ltd...................... 179,273  1,507,686
        *MGIC Investment Corp......................... 115,445    999,754
         MicroFinancial, Inc..........................  17,150     85,578
         Mid Penn Bancorp, Inc........................     531      5,018
         MidSouth Bancorp, Inc........................  18,736    265,302
         MidWestOne Financial Group, Inc..............   4,319     63,446
         Montpelier Re Holdings, Ltd..................  87,908  1,590,256
         MutualFirst Financial, Inc...................   5,459     47,766
        *Nara Bancorp, Inc............................  94,183    925,819
        #*National Financial Partners Corp............  83,261  1,339,669
         National Interstate Corp.....................  32,401    728,698
         National Penn Bancshares, Inc................ 142,638  1,171,058
         National Security Group, Inc.................   1,000     12,480
         National Western Life Insurance Co. Class A..   1,700    273,819
         Naugatuck Valley Financial Corp..............     100        842
        *Navigators Group, Inc. (The).................  18,411    954,242
         NBT Bancorp, Inc.............................  31,698    716,375
         Nelnet, Inc. Class A.........................  55,734  1,283,554
        #*NeoStem, Inc................................   2,912      5,766
        *New Century Bancorp, Inc.....................   1,478      7,612
         New England Bancshares, Inc..................  19,498    189,131
         New Hampshire Thrift Bancshares, Inc.........   2,734     36,690
         New Westfield Financial, Inc.................  65,116    591,253
        *NewBridge Bancorp............................   5,475     25,185
        *Newport Bancorp, Inc.........................     700      9,940
        #*NewStar Financial, Inc...................... 109,911  1,313,436
         North Central Bancshares, Inc................     400      6,600
        *North Valley Bancorp.........................   1,279     12,912
         Northeast Bancorp............................      38        542
         Northeast Community Bancorp, Inc.............  35,308    223,853
        #Northfield Bancorp, Inc......................  53,096    747,061
         Northrim Bancorp, Inc........................   6,560    131,266
         Northwest Bancshares, Inc.................... 146,407  1,843,264
         Norwood Financial Corp.......................     576     15,909
         Ocean Shore Holding Co.......................     205      2,614
         OceanFirst Financial Corp....................  41,281    598,574
        *Ocwen Financial Corp......................... 112,550  1,347,224
         Ohio Valley Banc Corp........................     600     11,652
         Old National Bancorp.........................  75,544    781,880
        #Old Second Bancorp, Inc......................   8,953     11,102
        *OmniAmerican Bancorp, Inc....................   2,843     42,503
         OneBeacon Insurance Group, Ltd...............  26,840    377,102

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          Shares     Value+
                                                          ------     -----

     Financials -- (Continued)..........................
        Oppenheimer Holdings, Inc. Class A..............   4,928 $  151,339
        optionsXpress Holdings, Inc.....................  55,218  1,018,220
        Oriental Financial Group, Inc...................  50,708    657,176
        Oritani Financial Corp..........................  56,966    698,403
        Pacific Continental Corp........................  41,896    400,107
       #*Pacific Mercantile Bancorp.....................  17,011     73,147
       *Pacific Premier Bancorp, Inc....................   2,269     15,883
        PacWest Bancorp.................................  21,267    488,928
       #Park National Corp..............................  14,689  1,014,716
        Parkvale Financial Corp.........................   3,978     44,752
       #*Patriot National Bancorp.......................     498        976
        Peapack-Gladstone Financial Corp................  11,840    157,354
        Penns Woods Bancorp, Inc........................   3,062    115,713
       *Penson Worldwide, Inc...........................  22,454    136,296
        Peoples Bancorp of North Carolina...............     986      6,399
        Peoples Bancorp, Inc............................  19,016    259,188
       *PHH Corp........................................  56,647  1,215,645
       *Phoenix Cos., Inc. (The)........................ 250,562    674,012
       *PICO Holdings, Inc..............................  26,719    858,214
       #*Pinnacle Financial Partners, Inc...............  63,649  1,022,839
       *Piper Jaffray Cos., Inc.........................  15,995    573,421
        Platinum Underwriters Holdings, Ltd.............  16,764    633,847
       *PMI Group, Inc. (The)...........................  75,444    162,959
        Porter Bancorp, Inc.............................   1,886     14,956
       #*Portfolio Recovery Associates, Inc.............  18,001  1,624,770
       *Preferred Bank..................................  14,106     22,993
        Premier Financial Bancorp, Inc..................   2,848     20,790
        Presidential Life Corp..........................  38,073    424,133
       *Primerica, Inc..................................  10,416    240,818
       *Primus Guaranty, Ltd............................  37,536    184,302
       #PrivateBancorp, Inc.............................  73,100  1,150,594
       *ProAssurance Corp...............................   5,311    352,650
        Prosperity Bancshares, Inc......................  20,752    951,479
        Protective Life Corp............................   2,800     75,348
       #*Providence Community Bancshares, Inc...........     200        124
        Provident Financial Holdings, Inc...............   6,455     52,479
        Provident Financial Services, Inc...............  69,254  1,005,568
        Provident New York Bancorp......................  74,042    694,514
        Prudential Bancorp, Inc. of Pennsylvania........   1,700     11,475
       #Pulaski Financial Corp..........................  12,796     93,923
        Pzena Investment Management, Inc. Class A.......   9,689     70,536
        QC Holdings, Inc................................  25,720    126,285
       #Radian Group, Inc...............................  88,300    523,619
        Renasant Corp...................................  56,944    955,520
        Republic Bancorp, Inc. Class A..................  31,360    683,021
       *Republic First Bancorp, Inc.....................  11,514     32,124
        Resource America, Inc...........................  42,492    261,326
       *Riverview Bancorp, Inc..........................   8,195     25,732
       #RLI Corp........................................  22,084  1,308,256
       *Rockville Financial, Inc........................  57,439    570,369
       *Rodman & Renshaw Capital Group, Inc.............  42,932     84,576
        Roma Financial Corp.............................  51,507    543,914
       #*Royal Bancshares of Pennsylvania, Inc. Class A.   9,510     16,738
        S&T Bancorp, Inc................................  30,806    628,750
       #S.Y. Bancorp, Inc...............................  20,609    514,607
       *Safeguard Scientifics, Inc......................  38,959    761,648
        Safety Insurance Group, Inc.....................  21,897  1,025,218
        Salisbury Bancorp, Inc..........................     276      7,314
        Sanders Morris Harris Group, Inc................  67,577    583,190
        Sandy Spring Bancorp, Inc.......................  48,039    858,457
       *Savannah Bancorp, Inc. (The)....................     100        786

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        Shares     Value+
                                                        ------     -----

       Financials -- (Continued)......................
          SCBT Financial Corp.........................  24,984 $  805,484
          SeaBright Holdings, Inc.....................  26,553    271,372
         *Security National Financial Corp. Class A...   2,482      3,872
          Selective Insurance Group, Inc..............  63,912  1,127,408
          Shore Bancshares, Inc.......................   7,547     73,055
          SI Financial Group, Inc.....................  35,417    352,399
         *Siebert Financial Corp......................   7,500     14,475
          Sierra Bancorp..............................  23,076    257,297
         *Signature Bank..............................   8,511    495,425
          Simmons First National Corp.................  33,036    871,820
          Somerset Hills Bancorp......................  16,578    147,378
         *Southcoast Financial Corp...................      56        183
         *Southern Community Financial Corp...........  39,963     55,549
         *Southern Connecticut Bancorp, Inc...........     100        445
         *Southern First Bancshares, Inc..............   2,674     21,312
          Southern Missouri Bancorp, Inc..............     400     10,284
         *Southern National Bancorp of Virginia, Inc..     342      2,425
          Southside Bancshares, Inc...................  33,546    729,635
         *Southwest Bancorp, Inc......................  42,506    602,735
          Southwest Georgia Financial Corp............   1,439     17,196
          State Auto Financial Corp...................  40,556    688,641
          State Bancorp, Inc..........................  28,585    377,322
          StellarOne Corp.............................  53,959    755,426
         #Sterling Bancorp............................  45,120    466,992
          Sterling Bancshares, Inc....................  51,620    458,902
          Stewart Information Services Corp...........  11,500    116,610
         #*Stifel Financial Corp......................  11,689    533,954
         *Stratus Properties, Inc.....................  14,485    196,996
         #Suffolk Bancorp.............................  14,160    232,366
          Summit State Bank...........................     800      5,472
         *Sun Bancorp, Inc............................  27,223     99,092
          Susquehanna Bancshares, Inc................. 143,758  1,325,449
         *Sussex Bancorp..............................     823      5,391
          SWS Group, Inc..............................  29,631    180,749
          Symetra Financial Corp......................   3,569     49,538
         *Taylor Capital Group, Inc...................  29,484    293,071
          Teche Holding Co............................   2,950    105,610
         *Tejon Ranch Co..............................  26,180    933,055
         *Tennessee Commerce Bancorp, Inc.............   9,618     30,681
          Territorial Bancorp, Inc....................   7,672    153,977
         *Texas Capital Bancshares, Inc...............  35,400    913,320
          TF Financial Corp...........................     840     18,068
         *Thomas Properties Group, Inc................  66,752    239,640
         *Tidelands Bancshares, Inc...................     800        280
         *Timberland Bancorp, Inc.....................   8,451     52,396
          Tompkins Financial Corp.....................  19,985    814,189
          Tower Bancorp, Inc..........................  16,355    355,067
         *Tower Financial Corp........................     382      3,293
         #Tower Group, Inc............................  47,578  1,088,109
         #TowneBank...................................  46,284    685,929
         *TradeStation Group, Inc.....................  76,428    737,530
         *Tree.com, Inc...............................  13,071     69,538
          TriCo Bancshares............................  22,742    370,922
          Trustco Bank Corp........................... 127,630    765,780
          Trustmark Corp..............................  75,429  1,752,970
          UMB Financial Corp..........................  42,677  1,797,128
          Umpqua Holdings Corp........................  88,093  1,022,760
          Unico American Corp.........................   4,300     41,710
          Union First Market Bankshares Corp..........  36,438    463,856
          United Bancshares, Inc......................     110        983
         #United Bankshares, Inc......................  41,901  1,096,130

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                    Shares       Value+
                                                    ------       -----

         Financials -- (Continued)
           *United Community Banks, Inc...........   8,411 $     20,186
           *United Community Financial Corp.......   7,977       11,327
            United Financial Bancorp, Inc.........  32,629      533,158
            United Fire & Casualty Co.............  32,980      653,004
           *United Security Bancshares............  37,028      122,191
            Unitrin, Inc..........................  79,130    2,392,891
           *Unity Bancorp, Inc....................   5,784       39,910
            Universal Insurance Holdings, Inc.....  84,255      455,820
            Univest Corp. of Pennsylvania.........  35,728      600,945
            ViewPoint Financial Group.............  81,712    1,009,143
           *Virginia Commerce Bancorp, Inc........  66,526      399,821
           *Virtus Investment Partners, Inc.......   4,707      248,577
            VIST Financial Corp...................     726        5,547
            VSB Bancorp, Inc......................     478        5,812
            Washington Banking Co.................  29,609      414,230
            Washington Federal, Inc...............  16,435      264,439
            Washington Trust Bancorp, Inc.........  28,474      667,146
           *Waterstone Financial, Inc.............  75,717      242,294
            Wayne Savings Bancshares, Inc.........     132        1,122
            Webster Financial Corp................  85,676    1,843,748
            WesBanco, Inc.........................  62,883    1,276,525
            West Bancorporation, Inc..............  37,609      292,974
           *West Coast Bancorp.................... 149,637      535,700
            Westamerica Bancorporation............  16,690      847,685
           *Western Alliance Bancorp..............  99,103      819,582
            Westwood Holdings Group, Inc..........  11,825      445,211
            White River Capital, Inc..............     538        9,716
            Whitney Holding Corp..................  67,498      913,923
           .Wilber Corp...........................   2,675       25,680
           *Wilshire Bancorp, Inc.................  53,828      215,312
           #Wintrust Financial Corp...............  38,035    1,281,399
           *World Acceptance Corp.................  21,517    1,462,080
           *WSB Holdings, Inc.....................     800        2,456
            WVS Financial Corp....................     700        6,178
           *ZipRealty, Inc........................  36,894       96,293
                                                           ------------
         Total Financials.........................          206,099,441
                                                           ------------

         Health Care -- (9.2%)
           *Abaxis, Inc...........................  20,357      591,371
           *ABIOMED, Inc..........................  41,973      729,491
           *Accelr8 Technology Corp...............   1,207        4,659
           *Accuray, Inc.......................... 102,841      914,256
           *Achillion Pharmaceuticals, Inc........   1,258        7,020
           *Adcare Health Systems, Inc............   8,777       43,885
           *Addus HomeCare Corp...................   2,656       15,909
           *Adolor Corp...........................   7,817       10,866
           #*ADVENTRX Pharmaceuticals, Inc........  36,078       93,442
           *Affymax, Inc..........................  65,397      427,696
           *Affymetrix, Inc....................... 116,317      628,112
           #*Air Methods Corp.....................  23,880    1,614,766
           *Albany Molecular Research, Inc........  40,194      196,549
           #*Alexza Pharmaceuticals, Inc..........     243          391
           *Align Technology, Inc.................  58,920    1,422,329
           *Alkermes, Inc.........................  70,267    1,013,250
           *Alliance HealthCare Services, Inc.....  55,822      246,733
           *Allied Healthcare International, Inc..  95,414      249,031
           *Allied Healthcare Products, Inc.......   1,200        5,208
           *Allscripts Healthcare Solutions, Inc..  36,500      786,210
           *Almost Family, Inc....................  15,281      529,792
           *Alphatec Holdings, Inc................ 131,625      418,568
           #*AMAG Pharmaceuticals, Inc............   8,598      163,362

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----

        Health Care -- (Continued)
          #*Amedisys, Inc...........................  21,286 $  709,250
           America Services Group, Inc..............  21,041    542,858
          *American Dental Partners, Inc............  31,790    419,310
          *American Medical Systems Holdings, Inc...  55,413  1,634,684
          *American Shared Hospital Services........   2,300      7,797
          *AMERIGROUP Corp..........................  25,297  1,727,785
          *Amicus Therapeutics, Inc.................  17,913    128,974
          *AMN Healthcare Services, Inc.............  61,579    531,427
          *Amsurg Corp..............................  36,062    968,625
          *Anadys Pharmaceuticals, Inc..............  26,737     32,619
           Analogic Corp............................  12,500    720,875
          *AngioDynamics, Inc.......................  46,982    765,807
          *Anika Therapeutics, Inc..................  32,359    269,874
          *Animal Health International, Inc.........  14,906     62,903
          #*Anthera Pharmaceuticals, Inc............     950      6,916
          *ARCA Biopharma, Inc......................  16,861     31,867
          #*Ardea Biosciences, Inc..................  18,888    535,475
          #*Ariad Pharmaceuticals, Inc.............. 193,800  1,656,990
          *Arqule, Inc..............................  33,965    239,793
           Arrhythmia Research Technology, Inc......   6,700     37,620
          *ArthroCare Corp..........................  12,531    442,720
          *Assisted Living Concepts, Inc............  20,085    724,265
          #*athenahealth, Inc.......................   3,000    138,690
          *AtriCure, Inc............................  33,699    455,610
           Atrion Corp..............................   3,399    588,537
          #*AVANIR Pharmaceuticals, Inc.............   5,772     25,224
          *BioClinica, Inc..........................  46,104    242,968
          *BioCryst Pharmaceuticals, Inc............  42,001    163,174
          *BioMimetic Therapeutics, Inc.............   4,105     55,294
          *Bio-Reference Labs, Inc..................  31,483    793,686
          *BioScrip, Inc............................  84,174    388,042
          *Bovie Medical Corp.......................  26,677     84,033
          *Brookdale Senior Living, Inc.............  15,278    416,173
          *Caliper Life Sciences, Inc...............  53,384    357,139
          *Cambrex Corp.............................  71,007    373,497
           Cantel Medical Corp......................  27,702    718,313
          *Capital Senior Living Corp...............  62,460    579,004
          *Caraco Pharmaceutical Laboratories, Ltd..  44,866    234,649
          *CardioNet, Inc...........................  38,152    173,973
          *CAS Medical Systems, Inc.................  13,919     42,592
          *Catalyst Health Solutions, Inc...........  19,171  1,141,825
          *Celera Corp.............................. 109,102    862,997
          #*Celldex Therapeutics, Inc...............  27,400    116,724
          *Centene Corp.............................  46,900  1,699,187
          #*Cepheid, Inc............................  18,409    594,795
           Chemed Corp..............................  21,730  1,513,060
          *Chindex International, Inc...............     467      8,028
          *Codexis, Inc.............................  10,824    113,544
          *CombiMatrix Corp.........................  12,784     35,156
           Computer Programs & Systems, Inc.........  13,622    800,837
          *Conceptus, Inc...........................  27,816    429,201
          *CONMED Corp..............................  42,917  1,205,109
          *Conmed Healthcare Management, Inc........   3,499     10,742
          *Continucare Corp.........................  98,267    526,711
           Cooper Cos., Inc.........................   5,400    404,460
          *Corvel Corp..............................  21,613  1,119,553
          *Cross Country Healthcare, Inc............  26,771    198,641
          *CryoLife, Inc............................  57,377    335,082
          #*Cubist Pharmaceuticals, Inc.............  51,357  1,738,434
          #*Cumberland Pharmaceuticals, Inc.........  17,262     87,000
          #*Curis, Inc..............................  60,272    250,430

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

           Health Care -- (Continued).............
             *Cutera, Inc.........................  30,707 $  271,450
             *Cyberonics, Inc.....................  22,922    815,336
             *Cynosure, Inc. Class A..............  21,242    312,895
             *Cytokinetics, Inc...................  30,161     44,940
              Daxor Corp..........................   3,400     34,102
             #*DepoMed, Inc.......................  72,684    641,800
             *DexCom, Inc.........................  68,518  1,140,825
             *Digirad Corp........................  30,582     92,969
             *Dionex Corp.........................  11,406  1,349,900
             *Durect Corp.........................  42,904    160,032
             *DUSA Pharmaceuticals, Inc...........  35,992    176,001
             *Dynacq Healthcare, Inc..............  10,192     19,569
             *Emdeon, Inc. Class A................   9,101    142,522
             *Emergent BioSolutions, Inc..........  44,147  1,024,652
             #*Emeritus Corp......................  13,721    336,302
             .*Endo Pharmaceuticals Solutions.....  57,207     62,928
             *Endologix, Inc......................  51,841    412,136
              Ensign Group, Inc...................  37,942  1,049,476
             *Enzo Biochem, Inc...................  56,749    226,429
             *Enzon Pharmaceuticals, Inc..........  58,483    671,385
             *eResearch Technology, Inc...........  58,988    375,164
             #*Exactech, Inc......................  22,740    407,273
             *Five Star Quality Care, Inc.........  77,631    650,548
             *Furiex Pharmaceuticals, Inc.........   1,285     19,057
             *Genomic Health, Inc.................   7,299    199,263
             *Gentiva Health Services, Inc........  39,420  1,103,760
             *Greatbatch, Inc.....................  49,729  1,346,164
             *Haemonetics Corp....................  21,591  1,515,688
             #*Halozyme Therapeutics, Inc.........  27,649    183,313
             *Hanger Orthopedic Group, Inc........  42,502  1,154,779
             *Harvard Bioscience, Inc.............  72,703    417,315
             *HealthSpring, Inc...................  63,300  2,626,317
             *HealthStream, Inc...................  59,755    593,367
             *Healthways, Inc.....................  68,091  1,152,100
             *HeartWare International, Inc........   3,229    240,916
              Hill-Rom Holdings, Inc..............  23,341  1,050,578
             #*Hi-Tech Pharmacal Co., Inc.........  20,529    567,832
             *HMS Holdings Corp...................   9,328    734,207
             *Icagen, Inc.........................   9,767     26,859
             *ICU Medical, Inc....................  23,920  1,079,031
             *Idera Pharmaceuticals, Inc..........  22,134     57,548
             *Immucor, Inc........................  50,392  1,100,057
             *Impax Laboratories, Inc.............  50,341  1,378,337
             #*Incyte Corp........................ 121,523  2,245,745
             *Infinity Pharmaceuticals, Inc.......  50,638    302,815
             #*Insulet Corp.......................  15,234    327,379
             *Integra LifeSciences Holdings Corp..  28,237  1,477,077
             *IntegraMed America, Inc.............  24,186    244,279
             #*InterMune, Inc.....................     264     11,785
              Invacare Corp.......................  37,019  1,217,925
             *IPC The Hospitalist Co..............  21,110  1,094,765
             *Iridex Corp.........................   6,949     28,282
             *IRIS International, Inc.............  29,703    279,208
             *ISTA Pharmaceuticals, Inc...........  61,895    634,424
             *Jazz Pharmaceuticals, Inc...........  71,632  2,285,777
             *Kendle International, Inc...........  21,991    221,010
             *Kensey Nash Corp....................  17,164    424,466
              Kewaunee Scientific Corp............   2,000     22,380
             *Kindred Healthcare, Inc.............  32,187    811,756
             *K-V Pharmaceutical Co...............  83,531    328,277
             *K-V Pharmaceutical Co. Class B......  12,865     50,817

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CONTINUED


                                                     Shares     Value+
                                                     ------     -----

          Health Care -- (Continued)...............
             Landauer, Inc.........................   4,849 $  291,764
            *Lannet Co., Inc.......................  70,312    405,700
            *LCA-Vision, Inc.......................  41,200    277,688
             LeMaitre Vascular, Inc................  28,218    193,011
            #*Lexicon Pharmaceuticals, Inc.........  18,650     31,332
            *LHC Group, Inc........................  30,295    897,338
            *LifePoint Hospitals, Inc..............   9,248    384,809
            *Ligand Pharmaceuticals, Inc. Class B..     966     10,732
            *Luminex Corp..........................  36,724    712,078
            *Magellan Health Services, Inc.........  33,892  1,763,062
            *MAP Pharmaceuticals, Inc..............  13,835    213,336
             Masimo Corp...........................  43,100  1,499,449
            *Maxygen, Inc..........................  45,466    234,605
            *MedAssets, Inc........................  46,126    738,939
            *MedCath Corp..........................  43,333    585,429
            *Medical Action Industries, Inc........  28,481    247,785
            *Medicines Co. (The)...................  49,030    769,771
            #*MediciNova, Inc......................   2,300      5,957
             Medicis Pharmaceutical Corp. Class A..  23,200    822,672
            *Medidata Solutions, Inc...............  25,344    650,580
            *Medivation, Inc.......................   4,570    112,879
            *MedQuist Holdings, Inc................  26,114    269,496
             MEDTOX Scientific, Inc................  21,047    336,331
            *Merge Healthcare, Inc.................   4,249     20,948
            #Meridian Bioscience, Inc..............   8,077    199,583
            *Merit Medical Systems, Inc............  48,833  1,138,786
            #*Metabolix, Inc.......................   1,760     14,221
            *Metropolitan Health Networks, Inc..... 114,894    484,853
            *Misonix, Inc..........................   1,809      4,233
            *Molina Healthcare, Inc................  26,224  1,127,632
            *MWI Veterinary Supply, Inc............  16,131  1,341,615
            *Myrexis, Inc..........................  14,801     62,756
            *Myriad Genetics, Inc..................  47,100  1,009,824
            *Nabi Biopharmaceuticals...............  72,469    418,871
            #*Nanosphere, Inc......................  50,886    151,131
            #National Healthcare Corp..............  14,835    689,234
             National Research Corp................  11,763    418,880
            *Natus Medical, Inc....................  49,376    837,911
            *Neogen Corp...........................  20,942    877,470
            *Neurocrine Biosciences, Inc...........  41,581    319,758
            *NeurogesX, Inc........................  15,293     51,843
            *NovaMed, Inc..........................  15,876    210,357
            *NPS Pharmaceuticals, Inc..............  66,972    694,500
            *NuVasive, Inc.........................     900     27,801
            *NxStage Medical, Inc..................  69,271  1,706,837
            *Obagi Medical Products, Inc...........  28,732    368,632
            *Omnicell, Inc.........................  59,681    917,894
            *OraSure Technologies, Inc.............  69,281    610,366
            *Orthofix International N.V............   4,955    168,817
             Owens & Minor, Inc....................  35,125  1,210,056
            *Pain Therapeutics, Inc................  78,623    747,705
            *Palomar Medical Technologies, Inc.....  34,075    545,541
            *Par Pharmaceutical Cos., Inc..........  47,469  1,634,832
            *Parexel International Corp............  54,184  1,504,148
            *PDI, Inc..............................  33,271    288,460
             PDL BioPharma, Inc....................  58,710    376,918
            *Pernix Therapeutics Holdings, Inc.....   4,466     53,369
            *Pharmasset, Inc.......................  13,990  1,419,565
            *PharMerica Corp.......................  46,358    610,071
            *PHC, Inc..............................   3,050      7,381
            *Pozen, Inc............................  10,986     68,553

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CONTINUED


                                                   Shares       Value+
                                                   ------       -----

          Health Care -- (Continued).............
            *Progenics Pharmaceuticals, Inc......  59,414 $    440,258
            *ProPhase Labs, Inc..................  28,021       30,823
            *Providence Service Corp.............  26,257      387,028
            *pSivida Corp........................  38,021      166,152
            #*PSS World Medical, Inc.............  28,203      811,118
            *Questcor Pharmaceuticals, Inc.......  78,868    1,616,794
            #*Quidel Corp........................  42,906      569,363
            *RadNet, Inc.........................  36,534      134,080
            *Regeneration Technologies, Inc......  24,439       70,873
            *RehabCare Group, Inc................  33,379    1,254,049
            *Repligen Corp.......................  73,292      294,634
            *Rigel Pharmaceuticals, Inc..........  69,117      629,656
            *Rochester Medical Corp..............  25,892      299,053
            *Rockwell Medical Technologies, Inc..  24,486      251,471
            #*Sangamo BioSciences, Inc...........  53,381      383,276
            *Santarus, Inc....................... 106,123      330,043
            *SciClone Pharmaceuticals, Inc....... 108,228      477,285
            *Select Medical Holdings Corp........  37,659      335,918
            *Skilled Healthcare Group, Inc.......  29,080      352,450
            *Solta Medical, Inc..................  78,354      284,425
            *SonoSite, Inc.......................  23,719      823,049
             Span-American Medical System, Inc...   5,507       83,486
            *Spectranetics Corp..................  40,016      227,691
            *SRI/Surgical Express, Inc...........     337        1,500
            *Staar Surgical Co...................  41,249      228,932
            *Strategic Diagnostics, Inc..........  51,200      122,368
            *Sucampo Pharmaceuticals, Inc........  32,937      147,558
            *Sun Healthcare Group, Inc...........  23,927      282,099
            *SunLink Health Systems, Inc.........   4,257        9,365
            *Sunrise Senior Living, Inc..........  66,728      692,637
            *SuperGen, Inc....................... 141,301      382,926
            *SurModics, Inc......................  14,052      215,839
            *Symmetry Medical, Inc...............  43,888      436,686
            *Synovis Life Technologies, Inc......  24,570      500,982
            #*Targacept, Inc.....................  34,581      836,169
            *Team Health Holdings, Inc...........   1,860       36,977
            *Theragenics Corp....................  29,558       57,638
            #*Theravance, Inc....................     500       13,875
            *TomoTherapy, Inc.................... 127,648      584,628
            *TranS1, Inc.........................  33,614      167,398
            *Transcend Services, Inc.............  19,940      481,152
            *Transcept Pharmaceuticals, Inc......  26,420      265,521
            *Trimeris, Inc.......................  29,991       75,877
            *Triple-S Management Corp............  41,705      873,303
             U.S. Physical Therapy, Inc..........  20,882      508,477
             Universal American Corp............. 111,863    2,584,035
             Utah Medical Products, Inc..........   8,858      246,430
            *Vascular Solutions, Inc.............  34,747      444,067
            *Vical, Inc..........................  55,846      209,981
            *Viropharma, Inc..................... 115,735    2,232,528
            *Vital Images, Inc...................  26,286      489,971
            *WellCare Health Plans, Inc..........  37,600    1,647,256
            #West Pharmaceutical Services, Inc...  27,039    1,277,322
            *Wright Medical Group, Inc...........  33,078      546,779
            *XenoPort, Inc.......................  65,763      537,941
             Young Innovations, Inc..............  16,832      522,129
            *Zalicus, Inc........................ 170,898      522,948
            *Zoll Medical Corp...................  26,459    1,499,696
                                                          ------------
          Total Health Care......................          144,038,793
                                                          ------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                     Shares     Value+
                                                     ------     -----

         Industrials -- (16.1%)....................
           *3D Systems Corp........................  40,508 $1,689,994
            A.O. Smith Corp........................  35,100  1,543,347
           *A.T. Cross Co..........................  23,659    264,744
           #AAON, Inc..............................  29,490    968,746
           *AAR Corp...............................  55,400  1,442,616
            ABM Industries, Inc....................  55,950  1,360,704
           *Acacia Technologies Group..............  54,207  2,228,450
           *ACCO Brands Corp.......................  90,581    879,542
           #Aceto Corp.............................  59,494    476,547
            Actuant Corp. Class A..................  63,176  1,753,766
           *Advisory Board Co. (The)...............  19,600    915,712
           *AeroCentury Corp.......................   2,338     28,243
           *Aerosonic Corp.........................     932      3,048
           *Aerovironment, Inc.....................  35,237  1,009,540
           *Air Transport Services Group, Inc...... 119,311    975,964
            Aircastle, Ltd.........................  81,000  1,009,260
           #*AirTran Holdings, Inc................. 126,950    953,394
            Alamo Group, Inc.......................  25,874    740,255
           *Alaska Air Group, Inc..................  31,586  2,080,570
            Albany International Corp..............  29,664    750,796
            Alexander & Baldwin, Inc...............  47,845  2,521,432
           #Allegiant Travel Co....................  19,687    883,356
           *Allied Defense Group, Inc..............   2,975     10,115
           *Allied Motion Technologies, Inc........   1,686     11,853
           *Altra Holdings, Inc....................  50,056  1,270,922
           *Amerco, Inc............................  25,903  2,634,853
           *American Railcar Industries, Inc.......  47,004  1,331,623
           *American Reprographics Co..............  56,273    503,643
            American Science & Engineering, Inc....   9,061    798,274
            American Woodmark Corp.................  23,149    470,156
            Ameron International Corp..............  16,789  1,180,938
            Ampco-Pittsburgh Corp..................  15,270    410,305
           *AMREP Corp.............................  13,128    129,967
           *APAC Customer Services, Inc............  95,612    545,945
            Apogee Enterprises, Inc................  59,232    845,833
           *Applied Energetics, Inc................   2,572      1,749
            Applied Industrial Technologies, Inc...  42,428  1,496,011
           *Argan, Inc.............................  24,200    227,480
            Arkansas Best Corp.....................  41,348    951,417
           *Arotech Corp...........................  18,644     22,373
           *Ascent Solar Technologies, Inc.........  30,632     49,318
           *Astec Industries, Inc..................  22,040    854,711
           *Astronics Corp.........................  14,969    389,194
           *Astronics Corp. Class B................   1,840     47,840
           *Atlas Air Worldwide Holdings, Inc......  26,839  1,849,475
           *Avalon Holding Corp. Class A...........   1,400      4,067
           #*Avis Budget Group, Inc................  82,954  1,572,808
            AZZ, Inc...............................  19,480    852,834
           #Badger Meter, Inc......................  11,963    453,517
           *Baker (Michael) Corp...................  14,707    362,380
           *Baldwin Technology Co. Class A.........  18,589     31,973
           #Barnes Group, Inc......................  55,900  1,382,966
            Barrett Business Services, Inc.........  23,934    385,816
           *Beacon Roofing Supply, Inc.............  53,162  1,186,576
            Belden, Inc............................  37,254  1,416,770
           *Blount International, Inc..............  19,765    328,099
           *BlueLinx Holdings, Inc.................  70,455    255,047
            Brady Co. Class A......................  19,375    730,631
           *Breeze-Eastern Corp....................  18,372    156,897
            Briggs & Stratton Corp.................  68,413  1,613,863
            Brink's Co. (The)......................  27,780    917,018

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----

        Industrials -- (Continued)..................
          *BTU International, Inc...................  22,014 $  250,739
          *Builders FirstSource, Inc................  21,693     57,486
          *CAI International, Inc...................  39,678    998,298
           Cascade Corp.............................  18,876    864,521
          *Casella Waste Systems, Inc...............  51,680    349,357
          #*CBIZ, Inc............................... 103,153    756,111
           CDI Corp.................................  43,490    644,522
          *CECO Environmental Corp..................  29,866    170,535
          *Celadon Group, Inc.......................  38,625    570,491
          *Ceradyne, Inc............................  29,353  1,375,482
          *Champion Industries, Inc.................   3,507      5,611
          *Chart Industries, Inc....................  31,160  1,514,688
           Chase Corp...............................  19,295    318,946
           Chicago Rivet & Machine Co...............     300      5,266
           CIRCOR International, Inc................  17,149    779,079
          *Coleman Cable, Inc.......................  27,217    272,714
          *Colfax Corp..............................  42,401    926,462
          *Columbus McKinnon Corp...................  30,888    617,760
          *Comarco, Inc.............................  13,164      4,739
           Comfort Systems USA, Inc.................  71,472    872,673
          *Command Security Corp....................  21,112     35,890
          *Commercial Vehicle Group, Inc............  48,454    836,316
           CompX International, Inc.................   2,107     29,603
          *Consolidated Graphics, Inc...............  22,300  1,252,145
           Corporate Executive Board Co.............  26,462  1,054,511
          *CoStar Group, Inc........................  18,078  1,229,666
           Courier Corp.............................  26,492    362,940
          *Covenant Transportation Group, Inc.......  27,476    262,121
          *CPI Aerostructures, Inc..................  16,083    223,715
          *CRA International, Inc...................  18,657    530,792
           Cubic Corp...............................  29,003  1,568,482
           Curtiss-Wright Corp......................  36,503  1,213,725
           Deluxe Corp..............................  33,980    920,178
          *DigitalGlobe, Inc........................   7,592    220,168
          #*Dollar Thrifty Automotive Group, Inc....  21,095  1,454,078
           Ducommun, Inc............................  19,978    454,500
          *DXP Enterprises, Inc.....................  22,419    588,499
          *Dycom Industries, Inc....................  79,926  1,187,700
           Dynamic Materials Corp...................  22,974    597,783
          #*Eagle Bulk Shipping, Inc................  96,469    330,889
           Eastern Co...............................   8,993    170,867
           Ecology & Environment, Inc. Class A......     920     17,995
          #Encore Wire Corp.........................  45,086  1,258,350
          *Ener1, Inc...............................  65,300    165,209
          #*Energy Recovery, Inc....................   5,002     15,456
           EnergySolutions, Inc..................... 162,760    919,594
          #*EnerNOC, Inc............................  17,034    305,079
          *EnerSys..................................  63,999  2,424,922
           Ennis, Inc...............................  39,694    741,484
          *EnPro Industries, Inc....................  29,763  1,192,901
           ESCO Technologies, Inc...................  24,189    887,253
           Espey Manufacturing & Electronics Corp...   5,593    152,130
          *Esterline Technologies Corp..............  28,891  2,074,374
          #*Excel Maritime Carriers, Ltd............ 120,227    482,110
          *Exponent, Inc............................  22,945    984,570
          *Express-1 Expedited Solutions, Inc.......  61,487    145,109
           Federal Signal Corp......................  65,541    442,402
          *Flanders Corp............................  43,228    157,782
          *Flow International Corp.................. 107,824    464,721
           Forward Air Corp.........................  21,901    736,312
          *Franklin Covey Co........................  41,060    378,573

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
           Franklin Electric Co., Inc................  26,195 $1,181,656
          *Freightcar America, Inc...................  25,570    766,589
          *Frozen Food Express Industries............  29,183    107,685
          #*FTI Consulting, Inc......................  38,208  1,524,499
          *Fuel Tech, Inc............................  32,251    261,556
          *Furmanite Corp............................  67,238    563,454
           G & K Services, Inc. Class A..............  29,163    965,295
          #GATX Corp.................................  55,507  2,346,281
          *Genco Shipping & Trading, Ltd.............  11,900     99,841
          *Gencor Industries, Inc....................  10,941     83,152
          #*GenCorp, Inc.............................  53,791    351,255
          #*General Cable Corp.......................  65,094  3,157,059
          *GEO Group, Inc. (The).....................  94,584  2,523,501
          *GeoEye, Inc...............................  23,119    857,484
          *Gibraltar Industries, Inc.................  57,186    667,932
          *Global Power Equipment Group, Inc.........   6,225    175,981
          #Gorman-Rupp Co. (The).....................  27,828  1,125,643
          *GP Strategies Corp........................  40,818    534,308
           Graham Corp...............................  21,937    501,919
          #Granite Construction, Inc.................  35,400    962,172
           Great Lakes Dredge & Dock Corp............ 130,010    968,574
          #*Greenbrier Cos., Inc.....................  56,300  1,524,041
          *Griffon Corp..............................  90,800  1,156,792
          *H&E Equipment Services, Inc...............  63,285  1,259,372
           Hardinge, Inc.............................  27,050    350,298
          *Hawaiian Holdings, Inc....................  70,922    414,894
           Healthcare Services Group, Inc............  40,580    720,701
           Heartland Express, Inc....................  76,100  1,312,725
          #HEICO Corp................................  18,590    895,294
           HEICO Corp. Class A.......................  30,145  1,071,956
           Heidrick & Struggles International, Inc...  27,448    642,283
           Herman Miller, Inc........................  37,711    981,240
          *Hexcel Corp...............................  52,130  1,122,359
          *Hill International, Inc...................  82,017    415,826
           HNI Corp..................................  24,550    675,616
          #*Hoku Corp................................  81,804    166,880
           Horizon Lines, Inc........................  19,108     33,821
           Houston Wire & Cable Co...................  29,684    498,394
          *Hub Group, Inc. Class A...................  30,275  1,219,477
          *Hudson Highland Group, Inc................  67,160    404,975
          *Hurco Cos., Inc...........................  14,942    485,167
          *Huron Consulting Group, Inc...............  28,022    807,034
          *ICF International, Inc....................  37,825    921,417
          *Identive Group, Inc.......................  55,454    191,871
          *II-VI, Inc................................  35,443  2,050,378
          #*Innerworkings, Inc.......................  71,608    642,324
          *Innotrac Corp.............................     712      1,061
          *Innovative Solutions & Support, Inc.......  39,691    225,048
          *Insituform Technologies, Inc..............  47,114  1,192,455
           Insperity, Inc............................  20,930    633,970
           Insteel Industries, Inc...................  30,839    460,426
          *Integrated Electrical Services, Inc.......  16,819     56,848
           Interface, Inc. Class A...................  49,301    918,971
          *Interline Brands, Inc.....................  49,114  1,037,288
           International Shipholding Corp............  12,870    308,751
           Intersections, Inc........................  46,277    696,469
          #*JetBlue Airways Corp.....................  65,200    369,032
           John Bean Technologies Corp...............  31,726    641,182
          *Kadant, Inc...............................  23,091    712,357
           Kaman Corp. Class A.......................  28,991  1,078,465
          *KAR Auction Services, Inc.................  15,975    311,512

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CONTINUED


                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
           Kaydon Corp...............................  32,300 $1,250,010
          *Kelly Services, Inc. Class A..............  35,197    672,615
          *Key Technology, Inc.......................  12,976    241,483
          *Kforce, Inc...............................  56,709    887,496
           Kimball International, Inc. Class B.......  39,745    297,293
           Knight Transportation, Inc................  39,233    706,586
           Knoll, Inc................................  34,750    682,142
          *Korn/Ferry International..................  67,405  1,395,958
          *Kratos Defense & Security Solutions, Inc..  31,131    425,561
           L.S. Starrett Co. Class A.................   5,758     78,942
          *LaBarge, Inc..............................  32,848    628,711
          *Ladish Co., Inc...........................  34,188  1,938,460
           Lawson Products, Inc......................  19,402    427,426
          *Layne Christensen Co......................  28,227    840,036
           LB Foster Co. Class A.....................  10,138    431,473
          #Lindsay Corp..............................  10,050    736,866
          *LMI Aerospace, Inc........................  23,429    469,751
           LSI Industries, Inc.......................  57,187    474,080
          *Lydall, Inc...............................  38,374    374,146
          *M&F Worldwide Corp........................  31,100    780,299
          *Magnetek, Inc.............................  23,492     49,803
           Manitowoc Co., Inc. (The).................  70,300  1,559,957
           Marten Transport, Ltd.....................  41,619    930,601
          *MasTec, Inc...............................  90,708  2,057,257
           McGrath RentCorp..........................  31,476    893,604
          *Meritor, Inc..............................  44,000    757,240
          *Metalico, Inc.............................  89,247    565,826
           Met-Pro Corp..............................  33,275    395,640
          *MFRI, Inc.................................  15,268    158,024
          *Middleby Corp.............................  16,650  1,493,006
           Miller Industries, Inc....................  26,000    411,320
           Mine Safety Appliances Co.................  34,549  1,370,904
          *Mistras Group, Inc........................  21,293    390,088
          *Mobile Mini, Inc..........................  44,926  1,119,107
          *Moog, Inc.................................  41,145  1,815,317
          *Moog, Inc. Class B........................     488     21,574
           Mueller Industries, Inc...................  43,197  1,689,867
           Mueller Water Products, Inc............... 199,482    877,721
           Multi-Color Corp..........................  24,813    512,637
          *MYR Group, Inc............................  18,033    449,563
           NACCO Industries, Inc. Class A............   7,960    837,631
           National Presto Industries, Inc...........   7,876    874,472
           National Technical Systems, Inc...........  25,608    190,524
          *Navigant Consulting, Inc..................  41,400    482,310
         .#*NIVS IntelliMedia Technology Group, Inc..   1,900      4,199
          *NN, Inc...................................  38,833    680,742
          *Northwest Pipe Co.........................  18,455    444,027
          *Ocean Power Technologies, Inc.............  21,637    105,372
          *Old Dominion Freight Line, Inc............  55,963  2,094,135
          *Omega Flex, Inc...........................  20,798    293,460
          *On Assignment, Inc........................  65,164    714,849
          *Orbital Sciences Corp.....................  58,398  1,099,634
          *Orion Energy Systems, Inc.................  46,558    170,868
          *Orion Marine Group, Inc...................  36,395    375,960
          *Oshkosh Corp..............................  33,160  1,049,846
          *P.A.M. Transportation Services, Inc.......  20,605    234,279
          #*Pacer International, Inc.................  58,570    350,834
          *Park-Ohio Holdings Corp...................  37,414    797,666
          *Patrick Industries, Inc...................     400        952
          *Patriot Transportation Holding, Inc.......  15,359    387,200
          *PGT, Inc..................................  68,001    168,642

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

          Industrials -- (Continued)..............
            *Pike Electric Corp...................  57,082 $  579,953
            *Pinnacle Airlines Corp...............  41,231    224,709
            #*PMFG, Inc...........................  20,238    463,855
            *Polypore International, Inc..........  43,917  2,712,753
            *Powell Industries, Inc...............  21,473    848,613
            *PowerSecure International, Inc.......  24,845    195,033
             Preformed Line Products Co...........   6,300    452,655
            *PRGX Global, Inc.....................  46,719    366,277
             Primoris Services Corp...............  23,528    277,160
             Providence & Worcester Railroad Co...   1,886     30,157
            *Quality Distribution, Inc............  47,677    567,356
             Quanex Building Products Corp........  40,475    848,356
            *RailAmerica, Inc.....................  39,327    669,346
             Raven Industries, Inc................  13,392    727,989
            *RBC Bearings, Inc....................  22,072    866,547
            *RCM Technologies, Inc................  13,283     75,049
             Regal-Beloit Corp....................   5,600    424,424
            #*Republic Airways Holdings, Inc......  69,849    376,835
             Resources Connection, Inc............  44,160    653,126
             Robbins & Myers, Inc.................  59,404  2,582,292
            #*RSC Holdings, Inc...................  65,564    863,478
            *Rush Enterprises, Inc. Class A.......  44,304    933,485
            *Rush Enterprises, Inc. Class B.......  19,630    363,155
            *Saia, Inc............................  27,249    452,333
            *Sauer-Danfoss, Inc...................  45,024  2,657,767
             Schawk, Inc..........................  58,190  1,097,463
            *School Specialty, Inc................  13,522    200,261
             Seaboard Corp........................      99    236,313
             Servidyne, Inc.......................   9,190     22,699
            *Servotronics, Inc....................   4,483     41,087
            *SFN Group, Inc.......................  96,248  1,013,491
             SIFCO Industries, Inc................  12,202    201,089
             Simpson Manufacturing Co., Inc.......  52,259  1,459,071
             SkyWest, Inc.........................  45,730    755,917
            *SL Industries, Inc...................  14,783    312,956
            *Sparton Corp.........................  23,957    195,010
            *Spire Corp...........................   1,807      7,156
            *Standard Parking Corp................  24,954    436,445
             Standard Register Co.................  25,232     86,798
             Standex International Corp...........  34,466  1,260,077
             Steelcase, Inc. Class A..............  89,369  1,032,212
            *Sterling Construction Co., Inc.......  19,456    291,645
             Sun Hydraulics, Inc..................  28,856  1,341,515
            *SunPower Corp. Class B...............  45,202    965,967
             Superior Uniform Group, Inc..........   9,036    101,791
            *Supreme Industries, Inc..............   6,279     16,137
            *SYKES Enterprises, Inc...............  51,985  1,041,260
            *Sypris Solutions, Inc................   2,619     13,147
             TAL International Group, Inc.........  39,709  1,431,509
            *Taser International, Inc............. 109,645    489,017
            *Team, Inc............................  35,044    874,348
            *Tech/Ops Sevcon, Inc.................   4,832     34,500
             Technology Research Corp.............  16,235    116,405
            *Tecumseh Products Co. Class A........  20,551    210,442
            *Tecumseh Products Co. Class B........   2,406     24,012
            *Teledyne Technologies, Inc...........  33,415  1,687,123
             Tennant Co...........................  18,981    778,601
            *Tetra Tech, Inc......................  33,130    782,531
             Textainer Group Holdings, Ltd........  50,241  1,781,546
            #Titan International, Inc.............  92,692  2,863,256
            *Titan Machinery, Inc.................  37,619  1,183,494

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CONTINUED


                                                   Shares       Value+
                                                   ------       -----

         Industrials -- (Continued)..............
            Toro Co..............................   8,389 $    569,697
           *Trailer Bridge, Inc..................  22,180       55,894
           *TRC Cos., Inc........................  42,097      210,485
            Tredegar Industries, Inc.............  30,500      667,340
           *Trex Co., Inc........................  24,123      773,866
           *TriMas Corp..........................  58,415    1,355,812
           #Triumph Group, Inc...................  23,445    2,019,083
           *TrueBlue, Inc........................  42,200      594,176
           *Tufco Technologies, Inc..............   1,800        5,868
            Tutor Perini Corp....................  58,601    1,562,303
            Twin Disc, Inc.......................  25,941      883,810
           *U.S. Home Systems, Inc...............  14,720       75,808
           *Ultralife Corp.......................  42,741      188,060
            UniFirst Corp........................  17,268      893,792
           *United Capital Corp..................     600       16,350
           #*United Rentals, Inc.................  55,900    1,644,578
            United Stationers, Inc...............  27,724    1,997,791
            Universal Forest Products, Inc.......  24,057      776,801
           *Universal Security Instruments, Inc..   1,263        9,611
           *Universal Truckload Services, Inc....  30,674      485,876
           *UQM Technologies, Inc................  63,188      176,295
           #*US Airways Group, Inc...............  99,586      905,237
            US Ecology, Inc......................  20,507      376,509
           *USA Truck, Inc.......................  22,939      285,591
           #*USG Corp............................  94,526    1,457,591
            UTi Worldwide, Inc...................  19,847      444,771
           *Valpey Fisher Corp...................   1,200        3,744
           *Versar, Inc..........................  20,289       61,881
            Viad Corp............................  33,915      841,431
            Vicor Corp...........................  29,167      487,381
            Virco Manufacturing Corp.............  17,000       52,020
           *Vishay Precision Group, Inc..........     977       16,120
            VSE Corp.............................   7,394      208,437
           *Wabash National Corp.................  41,615      459,013
            Watsco, Inc. Class B.................   1,500      106,455
            Watts Water Technologies, Inc........  40,117    1,552,528
           *WCA Waste Corp.......................  46,521      277,730
           #Werner Enterprises, Inc..............  30,573      800,095
           *WESCO International, Inc.............  43,574    2,699,409
           *Willdan Group, Inc...................   3,099       13,512
           *Willis Lease Finance Corp............   8,914      117,576
                                                          ------------
         Total Industrials.......................          252,671,776
                                                          ------------

         Information Technology -- (17.8%).......
           *Accelrys, Inc........................  94,956      718,817
           *ACI Worldwide, Inc...................  29,688      980,892
           *Acme Packet, Inc.....................  95,296    7,872,403
           *Acorn Energy, Inc....................  27,231      110,286
           *Actuate Corp.........................  63,749      371,657
           *Acxiom Corp..........................  86,793    1,263,706
           *ADDvantage Technologies Group, Inc...  13,988       43,503
           *Adept Technology, Inc................  18,552       69,756
           *Advanced Analogic Technologies, Inc..  82,548      351,654
           *Advanced Energy Industries, Inc......  58,515      827,987
           #*Advent Software, Inc................  40,506    1,102,978
           *Aehr Test Systems....................   1,028        1,501
           *Aetrium, Inc.........................  19,579       34,263
           *Agilysys, Inc........................  17,297       90,290
            American Software, Inc. Class A......  54,390      423,154
           *Amkor Technology, Inc................ 127,215      852,340
           *Amtech Systems, Inc..................  20,721      474,096

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CONTINUED


                                                   Shares     Value+
                                                   ------     -----

           Information Technology -- (Continued).
             *Anadigics, Inc..................... 110,520 $  432,133
             *Anaren, Inc........................  29,697    492,673
             #*Ancestry.com, Inc.................  30,657  1,401,025
              Anixter International, Inc.........   4,900    368,186
             *Applied Micro Circuits Corp........  79,210    830,121
             *Ariba, Inc.........................  96,871  3,368,205
             *Arris Group, Inc................... 170,706  2,048,472
             #*Aruba Networks, Inc...............  54,725  1,966,269
              Astro-Med, Inc.....................   5,157     40,173
             #*ATMI, Inc.........................  57,216  1,139,171
             *ATS Corp...........................     725      3,408
             *AuthenTec, Inc.....................  91,903    267,438
             *Aviat Networks, Inc................  91,113    466,499
             *Avid Technology, Inc...............  60,069  1,116,082
             *Aware, Inc.........................  31,813    107,528
             *Axcelis Technologies, Inc.......... 207,862    388,702
             *AXT, Inc...........................  74,440    520,336
              Bel Fuse, Inc. Class A.............   4,156     95,588
              Bel Fuse, Inc. Class B.............  13,776    277,311
             *Benchmark Electronics, Inc.........  69,194  1,169,379
             *BigBand Networks, Inc..............  73,747    188,792
              Black Box Corp.....................  29,176  1,019,409
             #Blackbaud, Inc.....................  35,563    983,673
             #*Blackboard, Inc...................  27,445  1,320,379
             *Blue Coat Systems, Inc.............  43,044  1,239,667
             *Bottomline Technologies, Inc.......  40,087  1,113,617
             *Brightpoint, Inc................... 113,791  1,151,565
             *BroadVision, Inc...................     787     10,569
             *Brooks Automation, Inc.............  42,301    517,341
             *Bsquare Corp.......................  21,682    154,159
             *Cabot Microelectronics Corp........  26,550  1,296,968
             *CACI International, Inc............  42,100  2,572,731
             *CalAmp Corp........................  41,368    131,964
             *Calix, Inc.........................  10,828    236,700
             *Callidus Software, Inc.............  43,681    301,836
             *Cardtronics, Inc...................  36,576    777,240
             *Cascade Microtech, Inc.............  21,819    143,787
              Cass Information Systems, Inc......  16,922    675,526
             #*Cavium Networks, Inc..............  13,127    619,857
             *CEVA, Inc..........................  41,180  1,259,284
             *Checkpoint Systems, Inc............  43,000    905,580
             *Chyron International Corp..........   1,300      2,691
             *Ciber, Inc......................... 149,535    855,340
             #*Ciena Corp........................  29,000    818,960
             *Cirrus Logic, Inc.................. 109,053  1,805,918
             *Clearfield, Inc....................  25,416    149,700
              Cognex Corp........................  33,444  1,046,128
             *Cogo Group, Inc....................  67,329    552,771
             *Coherent, Inc......................  23,531  1,470,923
              Cohu, Inc..........................  41,155    593,044
            .#*Commerce One LLC..................   1,966         --
              Communications Systems, Inc........  19,076    303,308
             *CommVault Systems, Inc.............  35,712  1,406,696
             *Computer Task Group, Inc...........  37,712    560,023
             *comScore, Inc......................  26,221    781,648
              Comtech Telecommunications Corp....  31,458    890,261
             *Concurrent Computer Corp...........  17,290    102,530
             #*Constant Contact, Inc.............  17,170    475,781
             *Convergys Corp..................... 152,295  2,208,278
             *Cray, Inc..........................  60,556    406,936
             *CSG Systems International, Inc.....  36,000    764,640

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CONTINUED


                                                        Shares     Value+
                                                        ------     -----

       Information Technology -- (Continued)..........
         *CSP, Inc....................................   1,770 $    8,425
          CTS Corp....................................  59,809    657,301
         *CyberOptics Corp............................  22,727    226,134
         *Cymer, Inc..................................  33,606  1,616,785
          Daktronics, Inc.............................  71,750    769,878
         *Datalink Corp...............................  42,089    335,449
         *Dataram Corp................................  15,135     28,908
          DDi Corp....................................  52,418    503,737
         #*DealerTrack Holdings, Inc..................  38,600    866,956
         *Deltek, Inc.................................  42,700    320,250
         #*DemandTec, Inc.............................  28,412    314,521
         *DG FastChannel, Inc.........................  36,151  1,322,765
         *Dice Holdings, Inc.......................... 116,585  2,137,003
         *Digi International, Inc.....................  53,760    634,906
         *Digimarc Corp...............................  17,723    478,344
         #*Digital River, Inc.........................  37,178  1,209,772
         *Diodes, Inc.................................  30,758  1,052,539
         *Ditech Networks, Inc........................  31,623     43,007
         #*Document Security Systems, Inc.............  31,984    103,308
         *Dot Hill Systems Corp....................... 124,981    368,694
         *DSP Group, Inc..............................  58,435    472,155
         *DTS, Inc....................................  15,492    682,578
         *Dynamics Research Corp......................  24,010    356,789
          Earthlink, Inc.............................. 121,590    999,470
         #*Ebix, Inc..................................  42,888    979,991
         *EchoStar Corp...............................   8,381    310,767
         *EDGAR Online, Inc...........................  31,521     42,553
         *Edgewater Technology, Inc...................  10,739     35,117
          Electro Rent Corp...........................  44,163    695,567
         *Electro Scientific Industries, Inc..........  39,935    656,931
         *Electronics for Imaging, Inc................  65,470  1,175,841
         *eLoyalty Corp...............................  11,357     78,590
         *eMagin Corp.................................  34,371    276,687
         *EMCORE Corp.................................  63,367    165,388
         *EMS Technologies, Inc.......................  30,377    767,323
         *Emulex Corp.................................  77,140    747,487
         *EndWave Corp................................  15,492     37,336
         *Entegris, Inc...............................  91,271    787,669
         #*Entropic Communications, Inc............... 111,345    975,382
         *Epicor Software Corp........................ 101,489  1,268,612
          EPIQ Systems, Inc...........................  71,372  1,015,624
         *ePlus, Inc..................................  18,063    499,442
         *Euronet Worldwide, Inc......................  54,823  1,027,931
         *Exar Corp...................................  69,409    424,089
         *ExlService Holdings, Inc....................  33,947    703,382
         *Extreme Networks............................ 140,765    440,594
          Fair Isaac Corp.............................  46,790  1,398,085
         *Fairchild Semiconductor International, Inc.. 117,510  2,464,185
         *FalconStor Software, Inc....................  60,265    256,729
         *Faro Technologies, Inc......................  32,888  1,419,775
         *FEI Co......................................  43,300  1,405,518
         *FormFactor, Inc.............................  22,670    235,088
          Forrester Research, Inc.....................  31,271  1,235,517
         *Frequency Electronics, Inc..................  19,217    197,551
         *FSI International, Inc......................  98,904    454,958
         *Gerber Scientific, Inc......................  58,381    558,122
         *Global Cash Access, Inc.....................  59,399    196,017
         *Globecomm Systems, Inc......................  46,129    660,567
         *GSE Systems, Inc............................  21,862     48,534
         *GSI Commerce, Inc...........................  10,236    299,608
         *GSI Technology, Inc.........................  61,196    545,256

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CONTINUED


                                                   Shares     Value+
                                                   ------     -----

           Information Technology -- (Continued).
             #*GT Solar International, Inc.......  86,500 $  966,205
             *GTSI Corp..........................  19,087     88,564
             *Guidance Software, Inc.............  39,496    315,573
             *Hackett Group, Inc.................  96,523    418,910
             *Harmonic, Inc......................  93,707    775,894
             *Hauppauge Digital, Inc.............  21,253     45,056
              Heartland Payment Systems, Inc.....   5,024    100,279
             *Hittite Microwave Corp.............  19,967  1,285,675
             *HSW International, Inc.............  15,129     66,416
             *Hutchinson Technology, Inc.........  17,900     47,793
             *Hypercom Corp......................  95,433  1,142,333
             *I.D. Systems, Inc..................  10,417     46,668
             *IEC Electronics Corp...............  22,686    196,461
              iGATE Corp.........................  81,919  1,389,346
             #*iGo, Inc..........................  72,682    214,412
             #*Imation Corp......................  37,926    389,500
              Imergent, Inc......................   9,668     64,776
             *Immersion Corp.....................  63,046    456,453
             *Infinera Corp......................  76,830    600,811
             *InfoSpace, Inc.....................  78,458    706,122
             *Innodata Isogen, Inc...............  56,416    146,117
             *Insight Enterprises, Inc...........  42,339    726,537
             *Integral Systems, Inc..............  41,248    515,188
             *Integrated Device Technology, Inc.. 209,150  1,701,435
             *Integrated Silicon Solution, Inc...  56,886    549,519
             *Intellicheck Mobilisa, Inc.........  40,731     41,953
             *Interactive Intelligence, Inc......  27,423  1,026,169
             #InterDigital, Inc..................  20,697    958,064
             *Intermec, Inc......................  41,521    476,661
             *Internap Network Services Corp.....  98,306    795,296
             *International Rectifier Corp.......  50,372  1,740,856
             *Internet Media Services, Inc.......  14,486      3,187
             *Interphase Corp....................  15,555     84,153
             *Intevac, Inc.......................  45,270    553,652
             *IntriCon Corp......................  16,201     76,145
             *Inuvo, Inc.........................     500      1,240
             *INX, Inc...........................  20,131    130,852
             *IPG Photonics Corp.................  58,631  4,072,509
             *Iteris, Inc........................  59,290     81,820
             *Ixia...............................  90,255  1,474,767
             *IXYS Corp..........................  62,223    986,857
             #*j2 Global Communications, Inc.....  35,265  1,038,907
             *JDA Software Group, Inc............  46,262  1,516,006
             *JDS Uniphase Corp..................  10,422    217,194
             *Kemet Corp.........................  34,518    542,968
             *Kenexa Corp........................  45,200  1,329,784
             *Key Tronic Corp....................  27,708    146,021
              Keynote Systems, Inc...............  33,372    712,158
             *KIT Digital, Inc...................  16,029    184,494
             *Knot, Inc. (The)...................  55,120    562,775
             *Kopin Corp......................... 128,970    620,346
             *Kulicke & Soffa Industries, Inc.... 127,721  1,157,152
             *KVH Industries, Inc................  28,753    376,664
             #*L-1 Identity Solutions, Inc.......  75,110    881,040
             *Lattice Semiconductor Corp......... 157,186  1,067,293
             *Lawson Software, Inc............... 203,429  2,251,959
             *LeCroy Corp........................  20,742    270,891
             *LGL Group, Inc.....................   5,074     70,021
             *Limelight Networks, Inc............ 147,183    937,556
             *Lionbridge Technologies, Inc.......  79,246    267,059
             *Liquidity Services, Inc............  43,203    840,298

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CONTINUED

                                                    Shares     Value+
                                                    ------     -----

          Information Technology -- (Continued)
             Littlefuse, Inc......................  24,500 $1,524,145
            *LoJack Corp..........................  40,937    187,491
            *LoopNet, Inc.........................  47,319    879,187
            *Loral Space & Communications, Inc....  18,987  1,327,191
            *LTX-Credence Corp....................  52,076    451,499
            *Magma Design Automation, Inc......... 109,596    697,031
            *Manhattan Associates, Inc............  19,274    696,755
             Marchex, Inc.........................  45,753    323,016
            *Mattson Technology, Inc.............. 106,895    247,996
             Maximus, Inc.........................  16,141  1,291,119
            *Maxwell Technologies, Inc............  22,397    399,339
            *Measurement Specialties, Inc.........  31,112  1,082,075
            *MEMSIC, Inc..........................   9,345     32,614
            *Mentor Graphics Corp.................  98,982  1,459,984
            *Mercury Computer Systems, Inc........  48,614    938,736
             Mesa Laboratories, Inc...............   6,345    196,441
             Methode Electronics, Inc.............  61,088    755,048
             Micrel, Inc..........................  63,592    814,614
            *Microsemi Corp.......................  21,445    506,102
            *MicroStrategy, Inc...................   4,498    635,567
            #*Mindspeed Technologies, Inc.........  51,821    467,425
            *MIPS Technologies, Inc...............  74,541    620,181
             MKS Instruments, Inc.................  61,305  1,739,836
             Mocon, Inc...........................  11,568    167,620
             ModusLink Global Solutions, Inc......  62,197    325,912
            *MoneyGram International, Inc......... 133,327    527,975
            *Monolithic Power Systems, Inc........  37,661    639,484
            *Monotype Imaging Holdings, Inc.......  60,158    818,149
            #*MoSys, Inc..........................  76,855    475,732
            #MTS Systems Corp.....................  27,668  1,224,862
            *Multi-Fineline Electronix, Inc.......  35,422    943,288
            *Nanometrics, Inc.....................  38,610    624,324
            *NAPCO Security Technologies, Inc.....  41,554     91,419
            *NCI, Inc. Class A....................  11,244    276,715
            *NETGEAR, Inc.........................  41,819  1,745,943
            *NetList, Inc.........................  42,576    100,905
            *NetScout Systems, Inc................  64,833  1,659,076
            #*NetSuite, Inc.......................   2,700     93,447
            *Network Engines, Inc.................  46,033     81,939
            *Network Equipment Technologies, Inc..  66,153    222,936
            *NeuStar, Inc.........................   6,066    163,115
            *Newport Corp.........................  52,733    987,689
             NIC, Inc.............................  20,564    264,350
            *Novatel Wireless, Inc................  63,010    390,662
            *NumereX Corp. Class A................  35,179    342,643
            *Oclaro, Inc..........................  34,500    386,918
            *OmniVision Technologies, Inc.........  50,800  1,706,880
            *Online Resources Corp................  60,554    231,316
            #*Onvia, Inc..........................   3,803     15,897
            *Openwave Systems, Inc................ 161,227    338,577
            *Oplink Communications, Inc...........  37,943    751,271
             OPNET Technologies, Inc..............  49,114  1,923,304
            *Opnext, Inc..........................  88,020    207,727
             Optical Cable Corp...................  17,761     79,747
            *Orbcomm, Inc.........................  96,553    299,314
            *OSI Systems, Inc.....................  29,110  1,117,533
            *PAR Technology Corp..................  31,618    134,060
             Park Electrochemical Corp............  25,288    808,457
            *PC Connection, Inc...................  59,256    526,193
            *PC Mall, Inc.........................  28,324    276,725
            *PC-Tel, Inc..........................  39,723    289,978

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CONTINUED

                                                      Shares     Value+
                                                      ------     -----

         Information Technology -- (Continued)......
           *PDF Solutions, Inc......................  56,463 $  356,846
           #Pegasystems, Inc........................   3,049    113,209
           *Perceptron, Inc.........................  24,048    150,540
           *Perficient, Inc.........................  56,600    706,934
           *Performance Technologies, Inc...........  25,604     55,561
           *Pericom Semiconductor Corp..............  50,894    462,626
           *Pervasive Software, Inc.................  47,844    325,339
           *Photronics, Inc......................... 117,525  1,025,993
           *Pixelworks, Inc.........................  30,155     84,434
           *Planar Systems, Inc.....................  27,357     68,119
            Plantronics, Inc........................  41,586  1,541,593
           *Plexus Corp.............................  45,907  1,675,146
           *PLX Technology, Inc.....................  45,518    156,127
            Power Integrations, Inc.................  28,460  1,148,076
           #*Power-One, Inc......................... 119,484    986,938
           *Presstek, Inc...........................  49,529     90,143
           .*Price Communications Liquidation Trust.  68,586         --
           *Procera Networks, Inc...................   1,980     20,057
           *Progress Software Corp..................  58,464  1,733,458
           *PROS Holdings, Inc......................  38,885    609,717
            QAD, Inc. Class A.......................  25,046    273,502
            QAD, Inc. Class B.......................   6,515     67,951
           *QLogic Corp.............................  14,700    264,306
           *Qualstar Corp...........................  12,400     21,948
           *Quantum Corp............................ 168,034    534,348
           *QuickLogic Corp.........................  55,312    206,314
           *Radiant Systems, Inc....................  43,485    866,221
           *RadiSys Corp............................  39,450    347,554
           *Ramtron International Corp..............  64,117    205,174
           *RealNetworks, Inc....................... 203,592    753,290
           *Reis, Inc...............................  15,451    150,802
           *Relm Wireless Corp......................  29,676     43,030
            Renaissance Learning, Inc...............  40,033    479,996
            RF Industries, Ltd......................   5,082     19,312
           *RF Micro Devices, Inc................... 128,297    854,458
            Richardson Electronics, Ltd.............  28,378    382,535
           *RightNow Technologies, Inc..............  34,988  1,265,866
            Rimage Corp.............................  20,080    300,397
           #*Riverbed Technology, Inc...............  58,520  2,056,393
           *Rofin-Sinar Technologies, Inc...........  36,445  1,578,433
           *Rogers Corp.............................  30,123  1,250,707
           #*Rosetta Stone, Inc.....................  14,185    199,725
           #*Rubicon Technology, Inc................  29,165    831,494
           *Rudolph Technologies, Inc...............  56,661    640,836
           *S1 Corp.................................  98,064    673,700
           *Saba Software, Inc......................  62,740    636,811
           *Sanmina-SCI Corp........................  57,100    669,212
           *Sapient Corp............................ 142,342  1,797,068
           *SAVVIS, Inc.............................  13,922    547,970
           *ScanSource, Inc.........................  29,913  1,069,988
           *Scientific Learning Corp................  35,908    111,315
           *SeaChange International, Inc............  59,382    635,981
           *Selectica, Inc..........................   1,042      5,512
           *Semtech Corp............................  57,080  1,602,236
           *ShoreTel, Inc...........................  62,860    656,887
           *Sigma Designs, Inc......................  69,989    893,060
           #*Silicon Graphics International Corp....  29,856    548,753
           *Silicon Image, Inc...................... 154,120  1,282,278
           *Silicon Laboratories, Inc...............   6,200    270,196
           *Smart Modular Technologies (WWH), Inc... 114,480  1,046,347
           *Smith Micro Software, Inc...............  63,193    487,850

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CONTINUED


                                                   Shares     Value+
                                                   ------     -----

           Information Technology -- (Continued)
             *Sonus Networks, Inc................ 198,396 $  781,680
             *Soundbite Communications, Inc......   4,790     12,646
             #*Sourcefire, Inc...................  25,577    680,860
             *Spansion, Inc. Class A.............  48,960    964,512
             *Spark Networks, Inc................  47,747    153,745
             *Spectrum Control, Inc..............  32,873    653,844
             *SRA International, Inc.............  41,748  1,293,771
             *SRS Labs, Inc......................  41,838    340,980
              Stamps.com, Inc....................  33,054    446,890
             *Standard Microsystems Corp.........  38,874  1,055,429
             *StarTek, Inc.......................  27,675    150,552
             #*STEC, Inc.........................  55,726  1,165,788
             #*Stratasys, Inc....................  30,888  1,663,319
             *Stream Global Services, Inc........     375      1,222
             *SuccessFactors, Inc................  70,251  2,435,602
             #*SunPower Corp. Class A............  60,619  1,319,676
             *Super Micro Computer, Inc..........  46,360    790,902
             *Supertex, Inc......................  21,663    467,704
             *Support.com, Inc................... 102,996    590,167
             *Sycamore Networks, Inc.............  35,755    875,998
             *Symmetricom, Inc...................  75,280    459,208
             #*Synaptics, Inc....................  27,717    787,717
             *Synchronoss Technologies, Inc......  44,042  1,420,795
             *SYNNEX Corp........................  49,659  1,665,066
             *Taleo Corp.........................  30,232  1,096,515
             *Tech Data Corp.....................  19,400  1,030,722
             *TechTarget, Inc....................  41,763    360,832
             *Tekelec............................  68,099    568,627
             *TeleCommunication Systems, Inc..... 106,789    492,297
             *TeleTech Holdings, Inc.............  56,796  1,128,537
              Telular Corp.......................  43,142    301,563
             *Teradyne, Inc......................  80,202  1,291,252
              Tessco Technologies, Inc...........  18,299    215,745
             *Tessera Technologies, Inc..........  54,191  1,070,814
              TheStreet.com, Inc.................  73,298    263,873
             #*THQ, Inc..........................  74,651    301,590
             *Tier Technologies, Inc.............  34,049    190,334
             *TNS, Inc...........................  17,732    291,337
             *Tollgrade Communications, Inc......  22,330    225,310
             *Transact Technologies, Inc.........  20,222    234,171
             #*Travelzoo, Inc....................  26,684  2,185,420
             *Trident Microsystems, Inc..........  50,099     50,600
             *Trio-Tech International............   1,700      7,514
             *Triquint Semiconductor, Inc........ 136,226  1,875,832
             *TSR, Inc...........................     300      1,506
             *TTM Technologies, Inc..............  80,013  1,529,849
             *Tyler Technologies, Inc............  34,175    847,198
             *Ultimate Software Group, Inc.......   4,634    259,504
             *Ultra Clean Holdings, Inc..........  31,508    362,027
             *Ultratech, Inc.....................  48,610  1,521,979
             *Unisys Corp........................  42,900  1,273,272
              United Online, Inc................. 134,381    886,915
             #*Universal Display Corp............  42,681  2,344,894
             #*USA Technologies, Inc.............  12,078     36,717
             *UTStarcom, Inc..................... 176,378    453,291
             *ValueClick, Inc....................  77,802  1,303,184
             #*Veeco Instruments, Inc............  14,755    754,423
             *VeriFone Systems, Inc..............  47,100  2,582,022
             #*Viasat, Inc.......................  34,570  1,380,034
             *Viasystems Group, Inc..............   3,221     84,100
             *Vicon Industries, Inc..............  12,267     60,108

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CONTINUED


                                                  Shares       Value+
                                                  ------       -----

          Information Technology -- (Continued)
            *Video Display Corp.................  29,556 $    106,697
            #Virnetx Holding Corp...............  61,837    1,567,568
            *Virtusa Corp.......................  46,791      873,120
            *Vishay Intertechnology, Inc........  13,690      261,205
            *Vocus, Inc.........................  19,657      582,437
            *Volterra Semiconductor Corp........  28,845      758,335
             Wayside Technology Group, Inc......  12,677      178,112
            *Web.com Group, Inc.................  49,582      782,404
            *Websense, Inc......................  24,602      634,486
            *Westell Technologies, Inc..........  76,228      274,421
            *WPCS International, Inc............   6,382       16,593
            *Wright Express Corp................  26,980    1,519,783
            *X-Rite, Inc........................   6,095       29,926
            *Zix Corp........................... 103,020      339,966
            *Zoran Corp.........................  55,000      575,850
            *Zygo Corp..........................  43,123      644,689
                                                         ------------
          Total Information Technology..........          278,916,158
                                                         ------------

          Materials -- (5.4%)
             A. Schulman, Inc...................  32,086      812,418
            *A.M. Castle & Co...................  53,523    1,010,514
            *AEP Industries, Inc................  15,697      476,090
            #AK Steel Holding Corp..............  67,672    1,099,670
            #AMCOL International Corp...........  31,995    1,190,854
            *American Pacific Corp..............  15,105       93,198
             American Vanguard Corp.............  35,333      315,170
            *Arabian American Development Co....  10,667       43,521
             Arch Chemicals, Inc................  28,324    1,095,289
             Balchem Corp.......................  26,831    1,064,922
             Boise, Inc......................... 105,700    1,037,974
             Buckeye Technologies, Inc..........  76,189    2,145,482
             Cabot Corp.........................  74,528    3,342,581
            *Calgon Carbon Corp.................  45,320      777,691
             Carpenter Technology Corp..........  50,262    2,576,430
            *Century Aluminum Co................  70,981    1,418,200
            *Clearwater Paper Corp..............  10,600      831,888
            *Coeur d'Alene Mines Corp...........  58,000    1,839,180
             Commercial Metals Co...............  92,200    1,545,272
            *Contango ORE, Inc..................   2,399       41,743
            *Continental Materials Corp.........   1,135       17,944
            *Core Molding Technologies, Inc.....  24,525      206,010
             Cytec Industries, Inc..............   3,600      211,248
             Deltic Timber Corp.................  10,300      698,340
            #Eagle Materials, Inc...............  45,300    1,317,777
            *Ferro Corp.........................  79,306    1,189,590
             Friedman Industries, Inc...........  15,837      167,872
            #*General Moly, Inc................. 119,356      611,103
            *General Steel Holdings, Inc........  24,100       54,466
             Globe Specialty Metals, Inc........  41,447      932,972
            *Golden Minerals, Co................  24,573      491,460
            *Graphic Packaging Holding Co....... 286,774    1,574,389
             H.B. Fuller Co.....................  55,958    1,222,682
             Hawkins, Inc.......................  18,560      873,062
             Haynes International, Inc..........  27,303    1,475,454
            *Headwaters, Inc.................... 132,445      723,150
            *Hecla Mining Co.................... 147,851    1,391,278
            *Horsehead Holding Corp.............  66,437    1,047,711
             Innophos Holdings, Inc.............  31,295    1,450,210
            *Innospec, Inc......................  36,613    1,378,846
             Kaiser Aluminum Corp...............  19,383      971,282
            *KapStone Paper & Packaging Corp....  76,202    1,324,391

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CONTINUED


                                                       Shares      Value+
                                                       ------      -----

       Materials -- (Continued)......................
          KMG Chemicals, Inc.........................  28,394 $   584,632
          Koppers Holdings, Inc......................   6,241     285,401
         *Kraton Performance Polymers, Inc...........   3,883     179,239
          Kronos Worldwide, Inc......................  46,501   2,862,602
         *Landec Corp................................  62,261     403,451
          Limoneira Co...............................   1,146      25,223
         #*Louisiana-Pacific Corp.................... 133,286   1,239,560
         *LSB Industries, Inc........................  32,790   1,323,076
         *Materion Corp..............................  33,629   1,404,347
         *Mercer International, Inc..................  76,716     933,634
          Minerals Technologies, Inc.................  22,365   1,520,820
         #*Mines Management, Inc.....................  46,578     135,542
         *Mod-Pac Corp...............................   5,715      30,804
          Myers Industries, Inc......................  75,177     802,139
          Neenah Paper, Inc..........................  28,116     655,946
          NewMarket Corp.............................   7,800   1,437,696
          NL Industries, Inc......................... 133,390   1,899,474
         *Northern Technologies International Corp...   7,993     124,051
          Olin Corp..................................  47,749   1,229,059
          Olympic Steel, Inc.........................  23,755     697,684
         *OM Group, Inc..............................  39,000   1,413,360
         *Omnova Solutions, Inc......................  60,090     510,765
          P.H. Glatfelter Co.........................  75,468   1,026,365
         *Penford Corp...............................  21,729     121,900
          PolyOne Corp...............................  85,655   1,240,284
          Quaker Chemical Corp.......................  24,924   1,126,066
         #Rock-Tenn Co. Class A......................  16,000   1,105,120
         *RTI International Metals, Inc..............  35,400   1,130,676
          Schnitzer Steel Industries, Inc. Class A...   5,000     310,350
          Schweitzer-Maudoit International, Inc......  24,574   1,273,916
         *Senomyx, Inc...............................  47,477     288,660
          Sensient Technologies Corp.................  52,915   2,004,949
         #*Solitario Exploration & Royalty Corp......  23,720      63,807
         *Spartech Corp..............................  33,841     241,625
          Stepan Co..................................  11,403     820,674
         #*Stillwater Mining Co......................  93,000   2,121,330
          Synalloy Corp..............................  15,685     235,275
          Texas Industries, Inc......................  24,503   1,033,292
         #*U.S. Gold Corp............................  92,774     872,076
         *United States Lime & Minerals, Inc.........  12,780     528,581
         *Universal Stainless & Alloy Products, Inc..  15,399     558,214
          Valhi, Inc.................................     589      18,636
          Wausau Paper Corp..........................  80,602     544,064
          Westlake Chemical Corp.....................  45,216   2,968,430
          Worthington Industries, Inc................  64,430   1,389,755
         *WR Grace & Co..............................  18,700     848,232
          Zep, Inc...................................  28,658     544,502
         *Zoltek Cos., Inc...........................  78,966   1,014,713
                                                              -----------
       Total Materials...............................          85,219,321
                                                              -----------

       Other -- (0.0%)...............................
        .#*Atlas Energy, Inc. Escrow Shares..........  28,782          --
         .*MAIR Holdings, Inc. Escrow Shares.........  23,464          --
         .*Petrocorp, Inc. Escrow Shares.............   5,200         312
                                                              -----------
       Total Other...................................                 312
                                                              -----------

       Telecommunication Services -- (0.8%)..........
          AboveNet, Inc..............................   8,652     577,521
         #Alaska Communications Systems Group, Inc...  75,560     730,665
          Atlantic Tele-Network, Inc.................  17,764     652,472
         *Cbeyond, Inc...............................  38,739     494,310

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CONTINUED


                                                       Shares      Value+
                                                       ------      -----

      Telecommunication Services -- (Continued)
        *Cincinnati Bell, Inc........................ 140,652 $   420,549
        *Cogent Communications Group, Inc............   5,564      80,734
         Consolidated Communications Holdings, Inc...  24,882     457,580
        *FiberTower Corp.............................  15,035      20,297
        *General Communications, Inc. Class A........  92,407   1,062,680
        *Global Crossing, Ltd........................  29,672     693,731
         HickoryTech Corp............................  34,398     326,781
        *Hughes Communications, Inc..................   8,739     523,029
         IDT Corp. Class B...........................  40,819   1,183,343
        *Iridium Communications, Inc.................  85,131     666,576
        *Leap Wireless International, Inc............  75,500   1,120,420
        *Neutral Tandem, Inc.........................  53,538     818,596
         NTELOS Holdings Corp........................  18,094     356,995
        *PAETEC Holding Corp.........................  87,150     313,740
        *Premiere Global Services, Inc...............  77,243     610,992
        *Primus Telecommunications Group, Inc........   7,593     104,404
         Shenandoah Telecommunications Co............  28,866     543,258
        *SureWest Communications.....................  30,676     446,949
         USA Mobility, Inc...........................  49,865     770,414
         Warwick Valley Telephone Co.................   6,834     102,510
        *Xeta Corp...................................  27,289     150,090
                                                              -----------
      Total Telecommunication Services...............          13,228,636
                                                              -----------

      Utilities -- (2.2%)
         ALLETE, Inc.................................  32,572   1,318,840
         American States Water Co....................  15,616     545,155
         Artesian Resources Corp.....................  14,721     287,648
         Avista Corp.................................  49,065   1,194,733
        #Black Hills Corp............................  43,190   1,500,852
        #*Cadiz, Inc.................................  13,048     162,448
         California Water Service Group..............  15,214     573,872
         Central Vermont Public Service Corp.........  19,655     460,124
         CH Energy Group, Inc........................  14,237     763,388
         Chesapeake Utilities Corp...................  14,172     606,420
         Cleco Corp..................................  53,455   1,876,270
         Connecticut Water Services, Inc.............  12,954     333,436
         Consolidated Water Co., Ltd.................  11,622     114,012
         Delta Natural Gas Co., Inc..................   8,819     279,210
        #*Dynegy, Inc................................ 116,390     737,913
        *El Paso Electric Co.........................  49,500   1,533,510
        #Empire District Electric Co.................  31,003     695,707
         Gas Natural, Inc............................  14,204     159,369
        *GenOn Energy, Inc........................... 292,918   1,151,168
         IDACORP, Inc................................  17,230     675,588
         Laclede Group, Inc..........................  20,686     793,722
         MGE Energy, Inc.............................  23,544     989,083
         Middlesex Water Co..........................  23,859     450,458
         New Jersey Resources Corp...................  41,200   1,803,736
         Northwest Natural Gas Co....................  20,746     959,295
         NorthWestern Corp...........................  32,919   1,071,513
        #Ormat Technologies, Inc.....................  38,614     961,489
         Otter Tail Corp.............................  28,242     660,298
         Pennichuck Corp.............................  10,155     287,691
         PNM Resources, Inc..........................  88,352   1,354,436
         Portland General Electric Co................  81,346   2,030,396
         RGC Resources, Inc..........................   6,594     226,108
         SJW Corp....................................  33,405     776,332
        #South Jersey Industries, Inc................  33,187   1,906,593
         Southwest Gas Corp..........................  48,973   1,947,656
        *Synthesis Energy Systems, Inc...............  48,607     194,914
         UIL Holdings Corp...........................  32,558   1,035,996

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                  Shares         Value+
                                                                                                  ------         -----

Utilities -- (Continued)....................................................................
   UniSource Energy Corp....................................................................      36,163 $    1,342,732
   Unitil Corp..............................................................................      17,794        449,476
   WGL Holdings, Inc........................................................................       3,903        154,247
   York Water Co............................................................................      21,732        379,441
                                                                                                         --------------
Total Utilities.............................................................................                 34,745,275
                                                                                                         --------------

TOTAL COMMON STOCKS.........................................................................              1,391,869,812
                                                                                                         --------------

RIGHTS/WARRANTS -- (0.0%)...................................................................
  *Capital Bank Corp. Rights 03/04/11.......................................................       3,283             --
  .*Contra Pharmacopeia Contingent Value Rights.............................................      38,293             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights.....................................      11,896             --
  .*Empire Resorts, Inc. Rights 05/20/11....................................................      13,712             --
  .*First Federal Bancshares of Arkansas, Inc. Rights.......................................         495          3,416
  .*Macatawa Bank Corp. Rights..............................................................      21,852             --
  *Valley National Bancorp Warrants 06/30/15................................................           3              8
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                      3,424
                                                                                                         --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)........................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares......................   7,379,073      7,379,073
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)

SECURITIES LENDING COLLATERAL -- (10.7%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 167,392,346    167,392,346
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $493,961 FNMA
  3.500%, 02/01/26, valued at $496,657) to be repurchased at $482,192.......................        $482        482,190
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                167,874,536
                                                                                                         --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,012,531,296)......................................................................             $1,567,126,845
                                                                                                         ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares     Value+
                                                         ------     -----

      COMMON STOCKS -- (92.5%).........................
      Consumer Discretionary -- (13.2%)................
        *1-800-FLOWERS.COM, Inc........................  13,987 $   46,856
        *99 Cents Only Stores..........................  37,689    759,810
        #Aaron's, Inc..................................  43,984  1,266,299
        #Abercrombie & Fitch Co........................  37,949  2,686,789
        *AC Moore Arts & Crafts, Inc...................  11,244     30,584
         Acme United Corp..............................     700      6,580
         Advance Auto Parts, Inc.......................   2,100    137,466
        *Aeropostale, Inc..............................  16,200    413,586
        *AFC Enterprises, Inc..........................   9,402    141,594
        *AH Belo Corp..................................   9,396     78,175
         Aldila, Inc...................................   1,300      5,590
        *Amazon.com, Inc...............................  14,300  2,809,950
         Ambassadors Group, Inc........................   9,090     91,627
         Amcon Distributing Co.........................     116      8,120
        #*American Axle & Manufacturing Holdings, Inc..  30,107    385,370
         American Eagle Outfitters, Inc................ 106,522  1,657,482
        #*American Public Education, Inc...............   4,000    169,000
        *America's Car-Mart, Inc.......................   5,500    134,640
        *Amerigon, Inc.................................  11,100    189,255
         Ameristar Casinos, Inc........................  24,796    494,680
        #*ANN, Inc.....................................  31,443    981,336
        *Apollo Group, Inc. Class A....................   5,000    200,150
         Arbitron, Inc.................................   6,900    266,892
        *Arctic Cat, Inc...............................   6,587    110,596
         Ark Restaurants Corp..........................   1,415     23,489
        *Asbury Automotive Group, Inc..................  16,975    293,667
        *Ascena Retail Group, Inc......................  36,075  1,128,787
        *Ascent Media Corp.............................   7,382    354,557
        *Atrinsic, Inc.................................   2,961      7,699
        *Audiovox Corp. Class A........................  11,009     81,246
        #*AutoNation, Inc..............................  50,992  1,729,139
        *AutoZone, Inc.................................   3,900  1,101,282
        *Ballantyne Strong, Inc........................   7,021     47,392
        #*Bally Technologies, Inc......................  11,245    438,443
        #Barnes & Noble, Inc...........................  30,300    332,997
        *Bassett Furniture Industries, Inc.............   4,175     37,450
        *Beasley Broadcast Group, Inc..................   2,443     16,466
        *Beazer Homes USA, Inc.........................  40,545    188,940
         bebe stores, Inc..............................  44,346    298,005
        *Bed Bath & Beyond, Inc........................  24,500  1,374,940
        *Belo Corp.....................................  46,298    391,218
        *Benihana, Inc.................................     690      6,106
        *Benihana, Inc. Class A........................   4,717     41,745
        #Best Buy Co., Inc.............................  27,582    861,110
         Big 5 Sporting Goods Corp.....................  11,665    139,397
        *Big Lots, Inc.................................  32,294  1,327,606
        *Biglari Holdings, Inc.........................     800    349,792
        #*BJ's Restaurants, Inc........................  14,900    699,555
        #*Blue Nile, Inc...............................   3,300    188,100
        *Bluegreen Corp................................  15,723     61,162
         Blyth, Inc....................................   4,209    198,412
         Bob Evans Farms, Inc..........................  16,228    508,910
        #*Bon-Ton Stores, Inc. (The)...................   9,485    131,652
         Books-A-Million, Inc..........................   7,785     35,967
        #*BorgWarner, Inc..............................  27,707  2,140,089
         Bowl America, Inc. Class A....................   1,280     16,256
        #*Boyd Gaming Corp.............................  39,950    357,153
        #*Bridgepoint Education, Inc...................  10,300    180,765

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        Shares     Value+
                                                        ------     -----

      Consumer Discretionary -- (Continued)...........
         Brinker International, Inc...................  40,531 $  976,392
        *Brookfield Residential Properties, Inc.......  12,135    149,867
        #Brown Shoe Co., Inc..........................  20,200    255,530
        #Brunswick Corp...............................  10,030    234,401
        #Buckle, Inc..................................  14,000    636,860
        *Buffalo Wild Wings, Inc......................   7,847    479,452
        *Build-A-Bear-Workshop, Inc...................   9,636     59,069
        #*Cabela's, Inc...............................  38,164    974,709
         Cablevision Systems Corp.....................  24,813    874,162
        *Cache, Inc...................................   4,095     23,505
        *California Pizza Kitchen, Inc................  12,950    207,200
         Callaway Golf Co.............................  37,000    261,960
        *Cambium Learning Group, Inc..................  38,040    130,858
        *Canterbury Park Holding Corp.................     200      2,598
        #*Capella Education Co........................   3,210    159,216
        #*Career Education Corp.......................  41,966    915,278
        *Caribou Coffee Co., Inc......................   8,797     82,868
        *CarMax, Inc..................................  54,808  1,901,838
        *Carmike Cinemas, Inc.........................   4,400     31,944
         Carnival Corp................................ 118,459  4,509,734
        *Carriage Services, Inc.......................   7,431     47,558
        *Carrols Restaurant Group, Inc................   9,910     96,722
        *Carter's, Inc................................  32,552  1,006,508
        *Casual Male Retail Group, Inc................  24,944    105,264
         Cato Corp. Class A...........................  14,775    376,910
        *Cavco Industries, Inc........................   3,391    157,614
         CBS Corp. Class A............................   5,222    132,378
         CBS Corp. Class B............................ 198,685  5,010,836
         CEC Entertainment, Inc.......................   9,900    374,517
        #*Charles & Colvard, Ltd......................   7,222     19,860
        *Charming Shoppes, Inc........................  59,050    267,496
        #*Cheesecake Factory, Inc.....................  33,065    972,772
         Cherokee, Inc................................   2,045     39,673
         Chico's FAS, Inc.............................  91,885  1,344,278
        *Children's Place Retail Stores, Inc. (The)...  15,571    827,910
        #*Chipotle Mexican Grill, Inc.................   5,000  1,333,950
        #Choice Hotels International, Inc.............  13,995    523,133
         Christopher & Banks Corp.....................  17,359    106,758
         Churchill Downs, Inc.........................   9,319    388,695
         Cinemark Holdings, Inc.......................  61,492  1,250,132
        *Citi Trends, Inc.............................   7,600    169,176
        *CKX, Inc.....................................  44,514    203,429
        *Clear Channel Outdoor Holdings, Inc. Class A.  17,824    245,258
         Coach, Inc...................................  15,500    927,055
        *Cobra Electronics Corp.......................     500      1,945
        #*Coinstar, Inc...............................  12,196    658,340
        *Coldwater Creek, Inc.........................  39,300    119,865
        *Collective Brands, Inc.......................  34,800    730,800
         Collectors Universe, Inc.....................   4,045     62,455
        #Columbia Sportswear Co.......................  18,894  1,284,603
         Comcast Corp. Class A........................ 378,742  9,938,190
         Comcast Corp. Special Class A................ 154,874  3,802,157
        #*Conn's, Inc.................................  14,936     97,831
         Cooper Tire & Rubber Co......................  26,400    712,272
        *Core-Mark Holding Co., Inc...................   5,902    197,776
        #*Corinthian Colleges, Inc....................  21,000     93,450
        *Cost Plus, Inc...............................   9,638    104,958
         CPI Corp.....................................   1,600     28,752
         Cracker Barrel Old Country Store, Inc........   6,591    337,657
        *Crocs, Inc...................................  41,900    842,609
        *Crown Media Holdings, Inc....................  18,613     40,762

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CONTINUED


                                                       Shares     Value+
                                                       ------     -----

        Consumer Discretionary -- (Continued)........
           CSS Industries, Inc.......................     200 $    3,856
          *Culp, Inc.................................   5,746     57,920
          #*Cumulus Media, Inc.......................  15,609     72,582
          *Cybex International, Inc..................   2,998      3,208
          *Dana Holding Corp.........................  74,176  1,347,778
           Darden Restaurants, Inc...................  24,989  1,173,733
          *Deckers Outdoor Corp......................  14,937  1,267,554
          *dELiA*s, Inc..............................   7,169     12,689
          *Delta Apparel, Inc........................   6,071    107,396
           Destination Maternity Corp................   6,814    159,243
           DeVry, Inc................................   8,698    460,124
          #*DGSE Cos., Inc...........................   2,601     14,904
          #*Dick's Sporting Goods, Inc...............  25,184  1,030,781
          #Dillard's, Inc. Class A...................  39,857  1,913,933
          *DineEquity, Inc...........................   9,577    478,563
          *DIRECTV Class A...........................  57,283  2,783,381
          *Discovery Communications, Inc. Class A....  21,350    944,951
          *Discovery Communications, Inc. Class B....   1,077     47,076
          *Discovery Communications, Inc. Class C....  22,783    899,017
          *DISH Network Corp.........................  20,300    508,312
          *Dixie Group, Inc..........................   3,261     14,022
          *Dolan Media Co............................  16,222    190,933
          *Dollar General Corp.......................   7,628    248,597
          *Dollar Tree, Inc..........................  15,300    879,750
          *Domino's Pizza, Inc.......................  21,311    395,745
          *Dorman Products, Inc......................  10,724    418,236
           Dover Downs Gaming & Entertainment, Inc...   8,312     29,258
           DR Horton, Inc............................ 170,127  2,116,380
          *Dreams, Inc...............................  10,442     24,539
          *DreamWorks Animation SKG, Inc.............  16,208    429,350
           Drew Industries, Inc......................  12,400    298,468
          #*drugstore.com, Inc.......................  51,469    194,553
          #*DSW, Inc.................................   9,900    470,052
          #*Eastman Kodak Co......................... 137,397    381,964
          *Education Management Corp.................   1,215     22,526
           Educational Development Corp..............   1,000      5,800
           Einstein Noah Restaurant Group, Inc.......   8,917    144,099
          *Emerson Radio Corp........................  12,967     31,380
          *Entercom Communications Corp..............  16,736    176,900
          *Entravision Communications Corp...........  26,900     63,484
           Escalade, Inc.............................   4,331     23,691
           Ethan Allen Interiors, Inc................  15,340    369,541
          *Ever-Glory International Group, Inc.......   1,400      2,660
          *EW Scripps Co. Class A (The)..............  26,521    251,950
          *Exide Technologies........................  43,553    437,272
          #Expedia, Inc..............................  13,250    331,647
          #Family Dollar Stores, Inc.................   1,000     54,210
          *Famous Dave's of America, Inc.............   3,800     37,430
          *Federal-Mogul Corp........................  46,933  1,243,724
           Finish Line, Inc. Class A.................  27,400    588,826
          *Fisher Communications, Inc................   4,242    128,320
           Flexsteel Industries, Inc.................   1,903     27,194
           Foot Locker, Inc..........................  96,404  2,074,614
          *Ford Motor Co............................. 164,337  2,542,293
           Fortune Brands, Inc.......................  49,526  3,223,152
          *Fossil, Inc...............................  37,684  3,609,374
           Fred's, Inc...............................  22,600    315,496
           Frisch's Restaurants, Inc.................   2,647     60,034
          #*Fuel Systems Solutions, Inc..............  10,132    301,174
          *Full House Resorts, Inc...................   6,713     26,852
          *Furniture Brands International, Inc.......  23,495    113,716

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                     Shares     Value+
                                                     ------     -----

         Consumer Discretionary -- (Continued)
            Gaiam, Inc.............................   9,924 $   59,048
           #*GameStop Corp. Class A................  81,831  2,101,420
            Gaming Partners International Corp.....   2,830     19,951
            Gannett Co., Inc....................... 127,174  1,915,240
            Gap, Inc...............................  44,100  1,024,884
           #*Garmin, Ltd...........................  56,321  1,927,868
           *Gaylord Entertainment Co...............  26,962    967,127
           *Geeknet, Inc...........................   1,543     39,362
           *Genesco, Inc...........................  12,966    523,567
           *Gentex Corp............................  47,225  1,480,504
           #Genuine Parts Co.......................  30,054  1,613,900
           *G-III Apparel Group, Ltd...............  10,200    457,572
           *Global Sources, Ltd....................   2,813     34,431
           *Global Traffic Network, Inc............  10,047    134,931
           *Golfsmith International Holdings, Inc..   1,127      5,590
           *Goodyear Tire & Rubber Co..............  18,800    341,220
           *Gray Television, Inc...................  15,395     42,952
           *Gray Television, Inc. Class A..........   2,300      5,612
           *Great Wolf Resorts, Inc................  13,227     28,174
            Group 1 Automotive, Inc................  13,371    575,488
            Guess?, Inc............................   3,600    154,764
           #H&R Block, Inc.........................  26,200    452,998
           *Hallwood Group, Inc....................     342      7,562
           *Hanesbrands, Inc.......................  16,146    524,906
            Harley-Davidson, Inc...................  36,500  1,359,990
            Harman International Industries, Inc...  31,299  1,518,940
            Harte-Hanks, Inc.......................  34,207    317,783
            Hasbro, Inc............................  10,470    490,415
            Haverty Furniture Cos., Inc............  10,420    136,502
            Haverty Furniture Cos., Inc. Class A...     717      9,321
           *Heelys, Inc............................   7,843     17,176
           *Helen of Troy, Ltd.....................  16,857    524,590
           #*hhgregg, Inc..........................  16,525    204,249
           *Hibbett Sporting Goods, Inc............  12,374    467,490
            Hillenbrand, Inc.......................  26,145    599,243
           *Hollywood Media Corp...................   3,406      5,790
            Home Depot, Inc........................ 144,802  5,377,946
            Hooker Furniture Corp..................   4,979     61,939
            Hot Topic, Inc.........................  24,200    162,382
           *Hovnanian Enterprises, Inc.............  21,000     67,410
           *HSN, Inc...............................  25,360    841,445
           *Hyatt Hotels Corp. Class A.............   1,325     58,711
           *Iconix Brand Group, Inc................  38,832    950,996
            International Game Technology..........  27,005    477,718
            International Speedway Corp............  14,788    452,513
            Interpublic Group of Cos., Inc. (The).. 128,992  1,515,656
           *Interval Leisure Group, Inc............  27,685    444,898
           *iRobot Corp............................  12,979    459,716
           *Isle of Capri Casinos, Inc.............  18,831    179,648
           #*ITT Educational Services, Inc.........   2,600    186,498
           *J. Alexander's Corp....................   5,096     30,474
            J.C. Penney Co., Inc...................  90,573  3,482,532
           *Jack in the Box, Inc...................  28,514    588,814
           #*JAKKS Pacific, Inc....................  13,368    281,263
           *Jamba, Inc.............................   6,870     17,038
            Jarden Corp............................  37,340  1,358,803
            Johnson Controls, Inc..................  97,400  3,994,374
           *Johnson Outdoors, Inc. Class A.........   2,745     45,540
            Jones Group, Inc. (The)................  42,077    573,510
           #*Jos. A. Bank Clothiers, Inc...........  14,700    770,574
           *Journal Communications, Inc............  23,003    125,366

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          Shares     Value+
                                                          ------     -----

     Consumer Discretionary -- (Continued)..............
       *K12, Inc........................................  14,286 $  562,440
       #KB Home.........................................  42,500    501,925
       *Kenneth Cole Productions, Inc. Class A..........   5,400     72,738
       *Kid Brands, Inc.................................  17,790    130,045
       #*Kirkland's, Inc................................  10,339    156,016
       *Knology, Inc....................................  14,700    224,175
        Kohl's Corp.....................................  54,260  2,860,045
       *Kona Grill, Inc.................................   2,064     11,827
        Koss Corp.......................................   1,566     10,304
       *Krispy Kreme Doughnuts, Inc.....................  35,600    199,716
        KSW, Inc........................................     498      1,813
       *K-Swiss, Inc. Class A...........................  16,800    206,808
        Lacrosse Footwear, Inc..........................   2,889     48,015
       *Lakeland Industries, Inc........................   1,682     14,633
       *Lakes Entertainment, Inc........................  11,593     26,548
       *Lamar Advertising Co. Class A...................  33,352  1,084,607
       *Las Vegas Sands Corp............................  70,371  3,308,141
       *La-Z-Boy, Inc...................................  28,918    340,076
       *Leapfrog Enterprises, Inc.......................  19,700     84,119
        Lear Corp.......................................  20,038  1,024,743
        Learning Tree International, Inc................   7,899     66,589
       *Lee Enterprises, Inc............................  19,306     27,608
        Leggett & Platt, Inc............................  86,310  2,269,090
       #Lennar Corp. Class A............................  96,883  1,839,808
        Lennar Corp. Class B Voting.....................  14,859    226,748
       #*Libbey, Inc....................................   7,227    123,220
       #*Liberty Global, Inc. Class A...................  52,800  2,455,200
       *Liberty Global, Inc. Class B....................     121      5,745
       *Liberty Global, Inc. Class C....................  45,685  2,027,957
       *Liberty Media Corp. Capital Class A.............  51,949  4,273,844
       *Liberty Media Corp. Capital Class B.............     329     26,996
       *Liberty Media Corp. Interactive Class A......... 206,805  3,614,951
       *Liberty Media Corp. Interactive Class B.........   1,100     19,476
       *Liberty Media-Starz Corp. Series A..............  26,009  1,998,792
       *Liberty Media-Starz Corp. Series B..............     286     21,975
       *Life Time Fitness, Inc..........................  22,404    876,444
       *Lifetime Brands, Inc............................   6,011     95,695
        Limited Brands, Inc.............................  56,920  2,342,827
       *LIN TV Corp. Class A............................  10,040     53,714
        Lincoln Educational Services Corp...............  11,956    199,665
        Lithia Motors, Inc..............................  12,208    222,064
       *Live Nation Entertainment, Inc..................  95,729  1,061,635
       *LKQ Corp........................................  73,300  1,848,626
       #*LodgeNet Interactive Corp......................   7,200     25,272
        Lowe's Cos., Inc................................ 255,861  6,716,351
       *Luby's, Inc.....................................  14,100     70,500
       #*Lumber Liquidators Holdings, Inc...............   4,600    119,370
       *M/I Homes, Inc..................................  10,772    143,160
        Mac-Gray Corp...................................   6,800    115,192
        Macy's, Inc..................................... 138,411  3,309,407
       *Madison Square Garden, Inc......................  33,375    912,806
       *Maidenform Brands, Inc..........................  12,135    384,194
        Marcus Corp.....................................  11,500    127,535
       *Marine Products Corp............................  17,642    130,727
       *MarineMax, Inc..................................  12,157    116,221
       #Marriott International, Inc. Class A............  20,895    737,594
       #*Martha Stewart Living Omnimedia, Inc. Class A..  12,300     45,879
        Mattel, Inc.....................................  56,582  1,511,871
        Matthews International Corp. Class A............  16,457    660,584
       #*McClatchy Co. (The)............................  33,806     96,685
       *McCormick & Schmick's Seafood Restaurants, Inc..  13,490    123,164

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

          Consumer Discretionary -- (Continued)...
             McDonald's Corp......................  30,686 $2,403,021
             McGraw-Hill Cos., Inc................  12,300    497,781
             MDC Holdings, Inc....................  24,384    711,769
            *Media General, Inc. Class A..........  10,800     58,212
             Men's Wearhouse, Inc. (The)..........  28,295    789,148
            #Meredith Corp........................  20,002    668,467
            *Meritage Homes Corp..................  17,189    410,989
            #*MGM Resorts International........... 167,814  2,124,525
            *Midas, Inc...........................   6,296     45,772
            *Modine Manufacturing Co..............  25,843    460,264
            *Mohawk Industries, Inc...............  32,537  1,953,521
            *Monarch Casino & Resort, Inc.........   8,300     95,118
             Monro Muffler Brake, Inc.............  17,643    535,994
            *Morgans Hotel Group Co...............   9,700     83,905
            #*Morningstar, Inc....................   4,175    240,480
            *Morton's Restaurant Group, Inc.......   8,045     59,533
            *Motorcar Parts of America, Inc.......   5,479     76,268
            *Movado Group, Inc....................   9,455    157,804
            *MTR Gaming Group, Inc................   9,630     25,520
            *Multimedia Games Holding Co., Inc....  18,101    106,253
            *Nathan's Famous, Inc.................   2,186     37,643
             National CineMedia, Inc..............  19,753    344,492
            *Nautilus, Inc........................  17,506     56,719
            *Navarre Corp.........................  17,635     33,859
            #*Netflix, Inc........................   9,300  2,163,831
            *New Frontier Media, Inc..............   1,017      1,800
            *New York & Co., Inc..................  31,406    192,833
            #*New York Times Co. Class A (The)....  80,248    652,416
             Newell Rubbermaid, Inc...............  74,875  1,427,118
             News Corp. Class A................... 374,342  6,670,774
             News Corp. Class B................... 143,625  2,714,512
            *Nexstar Broadcasting Group, Inc......   4,533     37,805
             NIKE, Inc. Class B...................  19,330  1,591,246
            *Nobel Learning Communities, Inc......     841      8,368
            *Nobility Homes, Inc..................   1,152     10,414
            #Nordstrom, Inc.......................  15,830    752,716
            #Nutri/System, Inc....................  13,267    199,536
            #*NVR, Inc............................   1,489  1,100,862
            *O'Charley's, Inc.....................  10,890     71,221
            *Office Depot, Inc.................... 155,836    671,653
            #*OfficeMax, Inc......................  46,264    460,789
             Omnicom Group, Inc...................  23,600  1,160,884
            *Orbitz Worldwide, Inc................  44,855    143,536
            *O'Reilly Automotive, Inc.............  38,194  2,255,738
            *Orient-Express Hotels, Ltd...........  56,459    692,752
             Outdoor Channel Holdings, Inc........  13,111     93,744
            *Overstock.com, Inc...................   7,747    107,683
             Oxford Industries, Inc...............   9,199    315,986
             P.F. Chang's China Bistro, Inc.......  12,900    517,290
            #*Pacific Sunwear of California, Inc..  34,579    110,307
            *Panera Bread Co. Class A.............   4,600    557,106
            *Papa John's International, Inc.......  11,150    335,169
            #*Peet's Coffee & Tea, Inc............   7,000    325,360
            *Penn National Gaming, Inc............  46,500  1,860,465
            *Penske Automotive Group, Inc.........  48,439  1,088,909
             Pep Boys - Manny, Moe & Jack (The)...  28,200    386,340
            *Perry Ellis International, Inc.......   8,573    241,587
            #PetMed Express, Inc..................  11,860    178,967
            *PetSmart, Inc........................  15,192    640,647
             Phillips-Van Heusen Corp.............  29,145  2,052,099
            #*Pier 1 Imports, Inc.................  56,100    683,298

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----

         Consumer Discretionary -- (Continued)......
           *Pinnacle Entertainment, Inc.............  34,461 $  478,319
           #*Polaris Industries, Inc................   5,400    569,322
            Polo Ralph Lauren Corp..................  11,100  1,451,547
            Pool Corp...............................  21,878    662,028
           *Pre-Paid Legal Services, Inc............   3,800    250,610
           *Priceline.com, Inc......................   3,200  1,750,432
            Primedia, Inc...........................  35,200    172,480
           *Princeton Review, Inc...................     602        240
           #*Pulte Group, Inc....................... 144,691  1,176,338
           *Quiksilver, Inc.........................  91,842    399,513
           #*Radio One, Inc.........................  13,206     38,429
           #RadioShack Corp.........................  52,580    831,290
           *Reading International, Inc. Class A.....   4,671     22,654
           *Red Lion Hotels Corp....................   9,411     82,346
           #*Red Robin Gourmet Burgers, Inc.........   8,712    236,879
           #Regal Entertainment Group...............  29,007    399,716
            Regis Corp..............................  30,026    510,442
            Rent-A-Center, Inc......................  40,650  1,237,792
           *Rentrak Corp............................   4,669    107,107
           *Retail Ventures, Inc....................  24,500    502,985
            RG Barry Corp...........................   7,961     97,443
           *Rick's Cabaret International, Inc.......   4,200     43,974
           *Rocky Brands, Inc.......................   3,771     57,432
            Ross Stores, Inc........................  10,200    751,638
           #*Royal Caribbean Cruises, Ltd...........  78,487  3,125,352
           #*Ruby Tuesday, Inc......................  34,636    364,024
           *Ruth's Hospitality Group, Inc...........  18,280     89,755
            Ryland Group, Inc. (The)................  23,269    402,786
           *Saga Communications, Inc................   1,129     40,542
           *Saks, Inc...............................  90,438  1,081,638
            Salem Communications Corp...............   5,681     20,452
           *Sally Beauty Holdings, Inc..............  41,260    610,235
            Scholastic Corp.........................   7,300    191,844
           *Scientific Games Corp...................  29,690    312,339
            Scripps Networks Interactive, Inc.......   7,948    408,686
           *Sealy Corp..............................  36,553     96,500
           #*Sears Holdings Corp....................  40,650  3,494,680
           *Select Comfort Corp.....................  18,500    293,595
            Service Corp. International............. 157,874  1,858,177
            Shiloh Industries, Inc..................   8,291     94,600
           *Shoe Carnival, Inc......................   7,598    222,393
           *Shuffle Master, Inc.....................  29,226    319,440
           *Shutterfly, Inc.........................  11,911    733,241
           *Signet Jewelers, Ltd. ADR...............  48,053  2,102,319
            Sinclair Broadcast Group, Inc. Class A..  14,200    163,158
           #*Skechers U.S.A., Inc. Class A..........  21,000    400,050
            Skyline Corp............................   4,273     83,794
           *Smith & Wesson Holding Corp.............  30,512    110,148
            Snap-On, Inc............................  35,034  2,164,050
           #Sonic Automotive, Inc...................  22,700    320,070
           *Sonic Corp..............................  16,073    180,339
           #Sotheby's Class A.......................  30,000  1,515,600
            Spartan Motors, Inc.....................  17,881    120,876
            Speedway Motorsports, Inc...............  21,939    341,810
           *Sport Chalet, Inc. Class A..............     100        183
            Stage Stores, Inc.......................  20,604    396,833
            Standard Motor Products, Inc............  12,020    171,285
           #*Standard Pacific Corp..................  49,416    190,746
            Stanley Black & Decker, Inc.............  28,356  2,060,063
           *Stanley Furniture, Inc..................   5,685     32,063
            Staples, Inc............................  64,527  1,364,101

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
                                                       Shares      Value+
                                                       ------      -----

       Consumer Discretionary -- (Continued).........
          Starbucks Corp.............................  36,500 $ 1,320,935
          Starwood Hotels & Resorts Worldwide, Inc...  14,600     869,722
          Stein Mart, Inc............................  23,336     253,896
         *Steiner Leisure, Ltd.......................   7,768     377,059
         *Steinway Musical Instruments, Inc..........   5,989     149,725
         *Steven Madden, Ltd.........................  14,409     765,838
          Stewart Enterprises, Inc...................  47,863     388,169
         *Stoneridge, Inc............................  13,467     206,045
          Strattec Security Corp.....................   1,297      37,237
         #Strayer Education, Inc.....................   2,170     268,820
          Sturm Ruger & Co., Inc.....................  10,514     250,023
          Superior Industries International, Inc.....  14,860     375,512
         *Syms Corp..................................   3,094      24,566
         *Systemax, Inc..............................  18,141     234,926
         *Talbots, Inc...............................  17,200      92,536
         *Tandy Brands Accessories, Inc..............     887       2,235
          Tandy Leather Factory, Inc.................   1,550       7,238
          Target Corp................................  59,079   2,900,779
         *Tempur-Pedic International, Inc............  17,967   1,127,968
         *Tenneco, Inc...............................  19,700     910,337
          Texas Roadhouse, Inc.......................  40,582     660,269
          Thor Industries, Inc.......................  25,532     791,747
          Tiffany & Co...............................  19,420   1,348,525
         *Timberland Co. Class A.....................  26,400   1,193,016
          Time Warner Cable, Inc.....................  88,298   6,898,723
          Time Warner, Inc........................... 205,166   7,767,585
          TJX Cos., Inc. (The).......................  14,400     772,128
         *Toll Brothers, Inc.........................  92,734   1,948,341
         *Town Sports International Holdings, Inc....   9,854      70,555
          Tractor Supply Co..........................  24,800   1,534,376
         *Trans World Entertainment Corp.............     800       1,336
         *True Religion Apparel, Inc.................  10,030     303,107
         *TRW Automotive Holdings Corp...............  54,943   3,135,048
         *Tuesday Morning Corp.......................  18,100      90,500
          Tupperware Corp............................   6,090     387,750
         *Ulta Salon Cosmetics & Fragrance, Inc......  22,200   1,180,818
         *Under Armour, Inc. Class A.................  14,403     986,029
         *Unifi, Inc.................................  11,796     192,511
         *Universal Electronics, Inc.................   7,956     220,302
          Universal Technical Institute, Inc.........  10,766     194,542
         *Urban Outfitters, Inc......................  13,100     412,126
         *US Auto Parts Network, Inc.................  14,821     115,011
          V.F. Corp..................................  30,937   3,111,025
         *Vail Resorts, Inc..........................  19,536     957,069
         *Valassis Communications, Inc...............  20,800     599,664
         *Valuevision Media, Inc. Class A............  16,960     108,205
          Viacom, Inc. Class A.......................   2,201     127,966
          Viacom, Inc. Class B.......................  53,571   2,740,692
         *Vitamin Shoppe, Inc........................   8,503     331,787
          Volcom, Inc................................  12,463     245,895
         *WABCO Holdings, Inc........................  22,170   1,637,254
          Walt Disney Co. (The)...................... 365,590  15,756,929
         *Warnaco Group, Inc.........................  20,090   1,292,992
         *Warner Music Group Corp....................  27,200     203,184
         #Washington Post Co. Class B................   2,064     899,698
          Weight Watchers International, Inc.........  15,694   1,220,208
         *Wells-Gardner Electronics Corp.............   1,433       2,852
          Wendy's/Arby's Group, Inc. Class A......... 248,156   1,196,112
         *West Marine, Inc...........................  11,198     121,834
         #*Westwood One, Inc.........................   3,327      23,189
         *Wet Seal, Inc. (The).......................  52,001     228,804

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
                                                   Shares       Value+
                                                   ------       -----

          Consumer Discretionary -- (Continued)..
             Weyco Group, Inc....................   4,889 $    118,558
             Whirlpool Corp......................  28,600    2,464,748
             Wiley (John) & Sons, Inc. Class A...  20,834    1,061,076
             Wiley (John) & Sons, Inc. Class B...   2,517      130,129
             Williams Controls, Inc..............   2,462       30,701
            *Williams-Sonoma, Inc................  16,955      736,017
             Winmark Corp........................   1,041       43,420
            #*Winnebago Industries, Inc..........  16,200      200,556
            *WMS Industries, Inc.................  13,100      429,680
             Wolverine World Wide, Inc...........  20,600      817,408
            #World Wrestling Entertainment, Inc..  11,400      119,814
             Wyndham Worldwide Corp..............  81,926    2,835,459
             Wynn Resorts, Ltd...................  10,001    1,471,647
             Yum! Brands, Inc....................  15,386      825,305
            *Zale Corp...........................  16,121       59,325
            #*Zumiez, Inc........................  20,658      580,696
                                                          ------------
          Total Consumer Discretionary...........          371,367,462
                                                          ------------

          Consumer Staples -- (5.5%).............
            *Alberto-Culver Co...................  41,600    1,553,344
             Alico, Inc..........................   3,506       90,420
            *Alliance One International, Inc.....  46,772      186,620
             Altria Group, Inc...................  94,500    2,536,380
             Andersons, Inc. (The)...............   9,700      481,605
             Archer-Daniels-Midland Co........... 114,684    4,245,602
             Arden Group, Inc. Class A...........     597       49,426
             Avon Products, Inc..................  15,566      457,329
             B&G Foods, Inc......................  25,400      459,232
            *BJ's Wholesale Club, Inc............  25,087    1,287,465
            *Boston Beer Co., Inc. Class A.......   4,400      414,744
             Bridgford Foods Corp................   2,509       25,692
             Brown-Forman Corp. Class A..........   3,250      228,995
             Brown-Forman Corp. Class B..........   5,175      371,875
             Bunge, Ltd..........................  48,903    3,689,242
            #Calavo Growers, Inc.................   7,886      165,606
             Cal-Maine Foods, Inc................  11,361      328,219
            #Campbell Soup Co....................  12,500      419,875
             Casey's General Stores, Inc.........  26,000    1,014,780
             CCA Industries, Inc.................   3,031       17,731
            *Central European Distribution Corp..  36,764      434,550
            *Central Garden & Pet Co.............  10,091       98,589
            *Central Garden & Pet Co. Class A....  23,515      235,620
            *Chiquita Brands International, Inc..  33,877      539,322
            *Church & Dwight Co., Inc............  18,194    1,500,641
            #Clorox Co...........................   7,039      490,337
             Coca-Cola Bottling Co...............   3,666      258,270
             Coca-Cola Co. (The).................  81,229    5,479,708
             Coca-Cola Enterprises, Inc..........  73,290    2,082,169
             Colgate-Palmolive Co................  17,875    1,507,756
             ConAgra, Inc........................ 112,178    2,742,752
            *Constellation Brands, Inc. Class A..  70,747    1,584,025
            *Constellation Brands, Inc. Class B..   1,902       42,776
             Corn Products International, Inc....  42,878    2,362,578
             Costco Wholesale Corp...............  41,646    3,369,994
            *Craft Brewers Alliance, Inc.........   8,102       74,619
             CVS Caremark Corp................... 252,993    9,168,466
            *Darling International, Inc..........  42,700      690,459
            *Dean Foods Co.......................  55,794      624,335
            #Diamond Foods, Inc..................  11,923      782,149
            *Dole Food Co., Inc..................  39,977      552,082
             Dr. Pepper Snapple Group, Inc.......  87,400    3,426,080

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
                                                      Shares      Value+
                                                      ------      -----

       Consumer Staples -- (Continued)..............
         *Elizabeth Arden, Inc......................  17,575 $   528,304
         *Energizer Holdings, Inc...................  19,800   1,495,494
          Estee Lauder Cos., Inc....................   8,600     834,200
          Farmer Brothers Co........................   8,389     100,920
         #Flowers Foods, Inc........................  32,277     986,385
          Fresh Del Monte Produce, Inc..............  31,553     855,402
          General Mills, Inc........................  33,801   1,304,043
          Golden Enterprises, Inc...................   1,623       5,356
         #*Green Mountain Coffee, Inc...............  25,060   1,678,018
          Griffin Land & Nurseries, Inc. Class A....   2,369      63,442
          H.J. Heinz Co.............................  11,503     589,299
         *Hain Celestial Group, Inc.................  23,000     782,230
         *Hansen Natural Corp.......................   9,400     621,810
         *Harbinger Group, Inc......................   4,256      25,834
         *Heckmann Corp.............................  49,461     311,604
          Herbalife, Ltd............................   7,023     630,525
          Hershey Co. (The).........................   6,900     398,199
          Hormel Foods Corp.........................  50,998   1,499,851
        .#*HQ Sustainable Maritime Industries, Inc..   7,166      19,921
          Imperial Sugar Co.........................   7,500     102,600
          Ingles Markets, Inc.......................   6,963     132,367
          Inter Parfums, Inc........................  16,521     314,395
          J & J Snack Foods Corp....................   9,814     498,747
          J.M. Smucker Co...........................  42,558   3,194,829
         *John B. Sanfilippo & Son, Inc.............   3,900      42,900
          Kellogg Co................................  12,976     743,136
          Kimberly-Clark Corp.......................  14,928     986,144
          Kraft Foods, Inc. Class A................. 315,783  10,603,993
          Kroger Co. (The)..........................  53,196   1,293,195
         #Lancaster Colony Corp.....................  12,900     788,319
         *Lifeway Foods, Inc........................   2,867      27,495
          Lorillard, Inc............................   6,962     741,453
         *Mannatech, Inc............................   9,254      15,454
          McCormick & Co., Inc. Non-Voting..........  10,400     510,848
         *McCormick & Co., Inc. Voting..............     812      39,780
          Mead Johnson Nutrition Co.................   9,961     666,192
         #*Medifast, Inc............................   6,205     122,549
          MGP Ingredients, Inc......................   8,850      77,260
          Molson Coors Brewing Co. Class A..........     266      13,046
          Molson Coors Brewing Co. Class B..........  57,483   2,802,296
          Nash-Finch Co.............................   6,371     237,129
          National Beverage Corp....................  23,166     322,471
         *Natural Alternatives International, Inc...   2,465      11,191
          Nu Skin Enterprises, Inc. Class A.........  24,814     796,281
         *Nutraceutical International Corp..........   5,931      94,066
          Oil-Dri Corp. of America..................   3,793      83,787
         *Omega Protein Corp........................   9,728     125,297
          Orchids Paper Products Co.................   3,015      35,306
         *Overhill Farms, Inc.......................   7,310      45,030
         *Pantry, Inc...............................  14,407     223,020
         *Parlux Fragrances, Inc....................   8,913      29,769
          PepsiCo, Inc..............................  84,707   5,835,465
          Philip Morris International, Inc..........  68,674   4,768,723
         *Physicians Formula Holdings, Inc..........   6,898      36,559
         #*Pilgrim's Pride Corp.....................  22,741     133,717
         *Prestige Brands Holdings, Inc.............  27,310     315,430
          PriceSmart, Inc...........................  16,614     691,807
          Procter & Gamble Co. (The)................ 249,484  16,191,512
         *Ralcorp Holdings, Inc.....................  23,049   1,793,212
         *Reddy Ice Holdings, Inc...................   6,809      22,061
          Reliv' International, Inc.................   2,518       4,860

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
                                                     Shares       Value+
                                                     ------       -----

        Consumer Staples -- (Continued)
          *Revlon, Inc.............................  17,422 $    300,007
           Reynolds American, Inc..................  49,200    1,825,812
           Rocky Mountain Chocolate Factory, Inc...   4,490       47,414
           Ruddick Corp............................  27,433    1,139,018
           Safeway, Inc............................  79,429    1,930,919
           Sanderson Farms, Inc....................  11,860      564,536
           Sara Lee Corp...........................  58,800    1,128,960
           Schiff Nutrition International, Inc.....  10,248      101,968
          *Seneca Foods Corp.......................   3,991      111,588
          *Seneca Foods Corp. Class B..............     283        7,914
          *Smart Balance, Inc......................  41,360      197,701
          *Smithfield Foods, Inc...................  91,072    2,145,656
           Snyders-Lance, Inc......................  17,631      348,212
           Spartan Stores, Inc.....................  12,074      188,475
          *Spectrum Brands Holdings, Inc...........  23,593      766,772
          #SUPERVALU, Inc..........................  51,345      578,145
          *Susser Holdings Corp....................   8,805      121,421
           Sysco Corp..............................  18,589      537,408
           Tasty Baking Co.........................   6,546       26,086
          #Tootsie Roll Industries, Inc............  20,714      613,963
          #*TreeHouse Foods, Inc...................  19,069    1,156,916
           Tyson Foods, Inc. Class A............... 100,089    1,991,771
          *United Natural Foods, Inc...............  26,000    1,109,940
           United-Guardian, Inc....................   1,001       14,254
           Universal Corp..........................  12,971      562,682
          *USANA Health Sciences, Inc..............   5,433      202,651
          #Vector Group, Ltd.......................  16,278      298,864
           Village Super Market, Inc...............   3,084       83,391
           Walgreen Co.............................  92,450    3,949,464
           Wal-Mart Stores, Inc.................... 100,216    5,509,876
           WD-40 Co................................   7,789      323,244
           Weis Markets, Inc.......................  15,380      634,733
           Whole Foods Market, Inc.................  25,025    1,570,569
          *Winn-Dixie Stores, Inc..................  31,704      224,781
                                                            ------------
        Total Consumer Staples.....................          154,631,098
                                                            ------------

        Energy -- (11.2%)..........................
          *Abraxas Petroleum Corp..................   5,592       28,407
           Adams Resources & Energy, Inc...........   1,689       49,690
           Alon USA Energy, Inc....................  23,640      325,050
          #*Alpha Natural Resources, Inc...........  31,780    1,848,643
           Anadarko Petroleum Corp.................  92,562    7,306,844
           Apache Corp.............................  68,390    9,121,174
          *Approach Resources, Inc.................  15,501      456,349
           Arch Coal, Inc..........................  45,299    1,553,756
          #*ATP Oil & Gas Corp.....................  30,100      535,178
          *Atwood Oceanics, Inc....................  32,894    1,477,927
           Baker Hughes, Inc.......................  77,124    5,970,169
          *Barnwell Industries, Inc................     900        6,219
          *Basic Energy Services, Inc..............  22,811      701,210
           Berry Petroleum Corp. Class A...........  27,888    1,481,689
          *Bill Barrett Corp.......................  25,450    1,062,028
          *Bolt Technology Corp....................   4,350       63,684
          *BPZ Resources, Inc......................  67,898      323,194
          *Brigham Exploration Co..................  19,580      656,517
          *Bristow Group, Inc......................  19,761      916,910
          *Bronco Drilling Co., Inc................  16,299      178,963
           Cabot Oil & Gas Corp....................  27,709    1,559,463
          *Cal Dive International, Inc.............  55,788      438,494
          *Callon Petroleum Co.....................   8,809       60,342
          *Cameron International Corp..............  28,232    1,488,391

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CONTINUED

                                                    Shares      Value+
                                                    ------      -----

          Energy -- (Continued)
            #CARBO Ceramics, Inc..................  10,900 $ 1,754,246
            *Carrizo Oil & Gas, Inc...............  18,173     724,012
            #*Cheniere Energy, Inc................  19,478     176,860
             Chesapeake Energy Corp............... 134,805   4,538,884
             Chevron Corp......................... 364,129  39,850,278
             Cimarex Energy Co....................  28,600   3,162,874
            *Clayton Williams Energy, Inc.........   6,166     558,455
            *Clean Energy Fuels Corp..............  23,900     407,256
            *Cloud Peak Energy, Inc...............  16,993     353,794
            *Cobalt International Energy, Inc.....  12,725     178,150
            *Complete Production Services, Inc....  39,327   1,334,758
            #*Comstock Resources, Inc.............  25,800     827,148
            *Concho Resources, Inc................  28,049   2,997,036
             ConocoPhillips....................... 255,434  20,161,406
             Consol Energy, Inc...................  14,906     806,266
            *Contango Oil & Gas Co................   8,440     522,605
            *Continental Resources, Inc...........   8,452     580,483
            *CREDO Petroleum Corp.................   5,480      63,349
            *Crimson Exploration, Inc.............  19,697      79,773
             Crosstex Energy, Inc.................  35,510     374,630
            *CVR Energy, Inc......................  47,038   1,045,655
            *Dawson Geophysical Co................   4,077     181,834
             Delek US Holdings, Inc...............  21,197     284,676
            *Denbury Resources, Inc............... 140,856   3,179,120
             Devon Energy Corp....................  72,897   6,633,627
             DHT Holdings, Inc....................  33,844     146,545
            #Diamond Offshore Drilling, Inc.......  20,768   1,575,668
            *Double Eagle Petroleum Co............   5,667      57,690
            *Dresser-Rand Group, Inc..............  34,300   1,802,122
            *Dril-Quip, Inc.......................   8,357     639,812
             El Paso Corp.........................  71,831   1,394,240
            *Endeavour International Corp.........  17,038     247,051
            *Energy Partners, Ltd.................  22,174     403,789
            *ENGlobal Corp........................  16,758      68,373
             EOG Resources, Inc...................  47,917   5,410,308
            *Evolution Petroleum Corp.............  11,456      90,846
             EXCO Resources, Inc..................  31,999     670,379
            *Exterran Holdings, Inc...............  31,999     694,698
             Exxon Mobil Corp..................... 400,098  35,208,624
            *FieldPoint Petroleum Corp............   3,800      13,794
            *FMC Technologies, Inc................  19,828     921,605
            *Forest Oil Corp......................  30,809   1,106,351
             Frontier Oil Corp....................  53,400   1,491,996
            *FX Energy, Inc.......................  14,565     119,579
            *General Maritime Corp................  18,922      40,493
            *Geokinetics, Inc.....................   9,270      88,528
            *GeoResources, Inc....................  10,352     300,415
            *Global Industries, Ltd...............  61,078     602,229
            *GMX Resources, Inc...................  26,338     154,867
            #*Goodrich Petroleum Corp.............  16,057     360,801
            *Gran Tierra Energy, Inc..............  55,193     409,532
            #*Green Plains Renewable Energy, Inc..  19,041     238,393
             Gulf Island Fabrication, Inc.........   7,577     267,771
            *Gulfmark Offshore, Inc...............  14,262     607,133
            *Gulfport Energy Corp.................  20,800     708,032
             Halliburton Co.......................  50,721   2,560,396
            *Harvest Natural Resources, Inc.......  25,200     348,264
            *Helix Energy Solutions Group, Inc....  59,059   1,117,987
             Helmerich & Payne, Inc...............  15,688   1,040,742
            *Hercules Offshore, Inc...............  66,683     418,436
             Hess Corp............................  61,397   5,277,686

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

           Energy -- (Continued)
             *HKN, Inc............................   4,691 $   14,495
              Holly Corp..........................  26,900  1,557,510
             *Hornbeck Offshore Services, Inc.....  14,255    416,674
             #Houston American Energy Corp........   3,600     66,204
             *International Coal Group, Inc....... 106,800  1,178,004
             #*ION Geophysical Corp...............  75,500    954,320
             #*James River Coal Co................  16,200    377,784
             *Key Energy Services, Inc............  73,773  1,342,669
             *Kodiak Oil & Gas Corp...............   6,000     42,120
             #*L&L Energy, Inc....................  12,707     88,314
             #*Lucas Energy, Inc..................   9,403     30,278
              Lufkin Industries, Inc..............  16,800  1,551,144
             #*Magnum Hunter Resources Corp.......   5,800     47,328
              Marathon Oil Corp................... 136,394  7,370,732
              Massey Energy Co....................  37,870  2,584,249
             *Matrix Service Co...................  13,026    188,356
             *McMoran Exploration Co..............  26,290    481,370
             #*Mexco Energy Corp..................     200      2,300
             *Mitcham Industries, Inc.............   4,444     71,015
              Murphy Oil Corp.....................  35,758  2,770,530
             *Nabors Industries, Ltd.............. 103,244  3,163,396
              National-Oilwell, Inc...............  79,132  6,068,633
             *Natural Gas Services Group, Inc.....   6,500    117,195
             *Newfield Exploration Co.............  36,732  2,600,626
             *Newpark Resources, Inc..............  49,300    445,179
              Noble Energy, Inc...................  32,547  3,133,300
             #*Northern Oil & Gas, Inc............   4,300    102,168
              Occidental Petroleum Corp...........  71,464  8,167,621
             *Oceaneering International, Inc......  10,625    928,838
             *Oil States International, Inc.......  25,695  2,132,942
              Overseas Shipholding Group, Inc.....  18,959    528,198
             *OYO Geospace Corp...................   3,700    345,136
              Panhandle Oil & Gas, Inc............   4,225    127,848
             *Parker Drilling Co..................  62,508    445,682
             *Patriot Coal Corp...................  47,400  1,193,532
              Patterson-UTI Energy, Inc...........  82,688  2,572,424
              Peabody Energy Corp.................  14,507    969,358
              Penn Virginia Corp..................  24,071    372,138
             *Petrohawk Energy Corp...............  59,001  1,593,617
             *Petroleum Development Corp..........  12,650    503,723
             *PetroQuest Energy, Inc..............  37,108    325,066
             *PHI, Inc. Non-Voting................   6,393    143,075
             *Pioneer Drilling Co.................  29,700    460,350
              Pioneer Natural Resources Co........  37,978  3,882,491
             *Plains Exploration & Production Co..  53,196  2,023,576
             *Pride International, Inc............  63,317  2,780,249
             #*Pyramid Oil Co.....................     933      5,626
              QEP Resources, Inc..................  41,000  1,751,930
             *Quicksilver Resources, Inc..........  73,288  1,088,327
              Range Resources Corp................  44,491  2,511,517
             *REX American Resources Corp.........   7,200    124,416
             *Rex Energy Corp.....................  23,789    305,213
             *Rosetta Resources, Inc..............  27,616  1,268,403
             *Rowan Cos., Inc.....................  57,962  2,417,015
             #RPC, Inc............................  74,281  2,009,301
             #*SandRidge Energy, Inc.............. 134,224  1,659,009
              Schlumberger, Ltd...................  61,143  5,487,584
              SEACOR Holdings, Inc................  11,568  1,143,265
             #*Seahawk Drilling, Inc..............   3,322     24,417
             *SemGroup Corp. Class A..............   3,992    111,976
              Ship Finance International, Ltd.....  42,069    840,959

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CONTINUED

                                                       Shares       Value+
                                                       ------       -----

     Energy -- (Continued)...........................
        SM Energy Co.................................  31,676 $  2,402,941
        Southern Union Co............................  28,500      852,150
       *Southwestern Energy Co.......................  15,303      671,190
        Spectra Energy Corp..........................  35,593    1,033,621
       *Stone Energy Corp............................  26,007      919,608
        Sunoco, Inc..................................  45,740    1,951,268
       *Superior Energy Services, Inc................  42,242    1,622,938
       *Swift Energy Corp............................  22,159      868,411
        Teekay Corp..................................  40,319    1,370,443
       *Tesoro Petroleum Corp........................  78,700    2,134,344
       *Tetra Technologies, Inc......................  41,449      612,202
       *TGC Industries, Inc..........................   9,111       74,984
        Tidewater, Inc...............................  28,419    1,691,215
       *Toreador Resources Corp......................   9,240       74,936
       *Ultra Petroleum Corp.........................   6,450      327,596
       *Union Drilling, Inc..........................  13,293      180,253
       *Unit Corp....................................  26,422    1,665,114
       #*Uranium Energy Corp.........................   6,699       23,313
       *USEC, Inc....................................  65,000      297,700
       *VAALCO Energy, Inc...........................  30,800      214,676
        Valero Energy Corp........................... 167,770    4,747,891
       *Venoco, Inc..................................  19,771      367,543
       *Voyager Oil & Gas, Inc.......................   2,818       12,005
       #W&T Offshore, Inc............................  38,780    1,039,692
       *Warren Resources, Inc........................  38,197      173,032
       *Weatherford International, Ltd............... 132,697    2,863,601
       *Western Refining, Inc........................  48,705      826,037
       *Westmoreland Coal Co.........................   3,531       66,100
       *Whiting Petroleum Corp.......................  33,718    2,343,401
       *Willbros Group, Inc..........................  26,278      282,488
        Williams Cos., Inc. (The)....................  32,235    1,069,235
       #World Fuel Services Corp.....................  33,600    1,329,888
                                                              ------------
     Total Energy....................................          316,113,172
                                                              ------------

     Financials -- (16.6%)
        1st Source Corp..............................  13,997      297,016
       *1st United Bancorp, Inc......................  11,567       80,622
        21st Century Holding Co......................   1,554        4,584
        Abington Bancorp, Inc........................  14,443      175,049
        Access National Corp.........................   2,539       19,779
        ACE, Ltd.....................................   2,673      179,759
        Advance America Cash Advance Centers, Inc....  33,399      196,386
       *Affiliated Managers Group, Inc...............  17,375    1,895,265
       *Affirmative Insurance Holdings, Inc..........   4,394       10,853
        Aflac, Inc...................................  47,499    2,668,969
       *Allegheny Corp...............................   3,839    1,263,123
        Alliance Bancorp, Inc. of Pennsylvania.......     600        6,690
        Alliance Financial Corp......................   1,666       53,712
       *Allied World Assurance Co. Holdings, Ltd.....  23,193    1,506,849
        Allstate Corp. (The).........................  94,959    3,213,413
        Alterra Capital Holdings, Ltd................  35,097      771,432
       *Altisource Portfolio Solutions SA............   7,133      231,680
       *American Capital, Ltd........................ 199,894    2,052,911
        American Equity Investment Life Holding Co...  33,929      436,327
        American Express Co..........................  60,320    2,960,506
        American Financial Group, Inc................  68,646    2,455,467
       *American Independence Corp...................     375        1,957
       #*American International Group, Inc...........  20,557      640,351
        American National Bankshares, Inc............   2,899       67,083
        American National Insurance Co...............   5,317      420,575
       *American River Bankshares....................   2,071       12,944

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CONTINUED


                                                       Shares      Value+
                                                       ------      -----

       Financials -- (Continued)...................
         *American Safety Insurance Holdings, Ltd..     5,236 $   106,605
         *American Spectrum Realty, Inc............       450       7,864
          Ameriprise Financial, Inc................    44,986   2,791,831
         *Ameris Bancorp...........................    12,454     123,793
         *AMERISAFE, Inc...........................     9,966     222,541
         *AmeriServe Financial, Inc................     3,367       8,081
          AmTrust Financial Services, Inc..........    31,230     602,739
          AON Corp.................................    42,844   2,235,171
         *Arch Capital Group, Ltd..................    19,019   1,977,976
          Argo Group International Holdings, Ltd...    21,093     662,531
          Arrow Financial Corp.....................     7,227     179,591
          Aspen Insurance Holdings, Ltd............    41,342   1,181,141
         *Asset Acceptance Capital Corp............    15,921      90,431
          Associated Banc-Corp.....................    94,304   1,376,838
          Assurant, Inc............................    38,427   1,525,552
          Assured Guaranty, Ltd....................    86,873   1,476,841
          Asta Funding, Inc........................     6,541      53,048
          Astoria Financial Corp...................    55,200     798,744
         *Atlantic Coast Financial Corp............       386       3,767
          Auburn National Bancorporation, Inc......       757      14,928
         *Avatar Holdings, Inc.....................     5,500      99,000
          Axis Capital Holdings, Ltd...............    46,115   1,630,626
         *B of I Holding, Inc......................     5,389      90,535
          Baldwin & Lyons, Inc.....................       298       6,414
          Baldwin & Lyons, Inc. Class B............     5,597     129,235
          BancFirst Corp...........................    10,800     434,916
          Bancorp Rhode Island, Inc................     1,778      78,872
         *Bancorp, Inc.............................    14,645     143,375
          BancorpSouth, Inc........................    42,338     573,680
         *BancTrust Financial Group, Inc...........     8,300      20,750
          Bank Mutual Corp.........................    29,001     118,614
          Bank of America Corp..................... 1,258,906  15,459,366
          Bank of Commerce Holdings................     2,469      10,715
         #Bank of Hawaii Corp......................    21,482   1,048,107
          Bank of Kentucky Financial Corp..........     1,229      28,673
          Bank of New York Mellon Corp. (The)......   230,969   6,688,862
          Bank of the Ozarks, Inc..................     9,000     400,770
          BankFinancial Corp.......................    10,958     100,156
          Banner Corp..............................    35,700      98,175
          Bar Harbor Bankshares....................     1,738      50,784
          BB&T Corp................................   120,358   3,240,037
          BCB Bancorp, Inc.........................     2,691      29,601
          Beacon Federal Bancorp, Inc..............     1,762      24,915
         *Beneficial Mutual Bancorp, Inc...........    41,646     359,405
         *Berkshire Hathaway, Inc..................    35,500   2,957,150
          Berkshire Hills Bancorp, Inc.............     9,048     201,770
         #BGC Partners, Inc. Class A...............    16,001     154,410
         *BlackRock, Inc...........................    16,520   3,236,929
         *BOK Financial Corp.......................    21,262   1,143,470
          Boston Private Financial Holdings, Inc...    40,498     283,081
          Bridge Bancorp, Inc......................     1,438      30,773
         *Bridge Capital Holdings..................     1,976      20,313
          Brookline Bancorp, Inc...................    36,650     337,913
          Brooklyn Federal Bancorp, Inc............     3,000       1,650
         *Brown & Brown, Inc.......................    69,760   1,803,296
          Bryn Mawr Bank Corp......................     6,332     127,590
          C&F Financial Corp.......................       353       7,413
          Calamos Asset Management, Inc............    10,573     172,023
          California First National Bancorp........     1,859      28,238
          Camden National Corp.....................     4,087     141,206
         *Cape Bancorp, Inc........................     1,253      12,743

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CONTINUED


                                                     Shares      Value+
                                                     ------      -----

        Financials -- (Continued)
          *Capital Bank Corp.....................     1,812 $     7,701
           Capital City Bank Group, Inc..........     9,326     104,451
           Capital One Financial Corp............    83,764   4,584,404
           Capital Southwest Corp................     1,955     188,149
           CapitalSource, Inc....................   189,431   1,265,399
          *Capitol Federal Financial, Inc........    23,369     264,537
           Cardinal Financial Corp...............    16,026     180,132
          *Carolina Bank Holdings, Inc...........       900       3,150
           Cash America International, Inc.......    15,343     728,025
           Cathay General Bancorp................    43,040     733,832
          *CB Richard Ellis Group, Inc...........    23,647     631,611
           Center Bancorp, Inc...................     6,791      64,922
          *Center Financial Corp.................    20,624     150,349
           CenterState Banks of Florida, Inc.....    10,939      68,041
          #*Central Pacific Financial Corp.......       228       3,438
           Century Bancorp, Inc. Class A.........     1,308      36,075
           Charles Schwab Corp. (The)............    41,715     763,802
           Chemical Financial Corp...............    13,721     276,204
          *Chicopee Bancorp, Inc.................     3,900      55,419
          #Chubb Corp............................    62,621   4,082,263
          #Cincinnati Financial Corp.............    66,527   2,107,575
          *CIT Group, Inc........................    50,295   2,135,526
          *Citigroup, Inc........................ 2,656,492  12,193,298
          *Citizens Community Bancorp, Inc.......     1,100       5,857
           Citizens Holding Co...................       200       4,070
           Citizens South Banking Corp...........     1,155       5,486
          #*Citizens, Inc........................    25,616     190,839
           City Holding Co.......................     9,860     336,226
          #*City National Corp...................    27,920   1,594,511
           CKX Lands, Inc........................        39         537
           Clifton Savings Bancorp, Inc..........    13,175     150,985
           CME Group, Inc........................    13,150   3,889,375
           CNA Financial Corp....................    89,492   2,777,832
          *CNA Surety Corp.......................    33,405     884,898
           CNB Financial Corp....................     2,641      36,631
          *CNO Financial Group, Inc..............   140,381   1,131,471
           CoBiz Financial, Inc..................    17,561     119,239
           Codorus Valley Bancorp, Inc...........       490       5,336
          #Cohen & Steers, Inc...................    17,425     548,190
          *Colonial Financial Services, Inc......       721       9,012
          *Colony Bankcorp, Inc..................       327       1,337
           Columbia Banking System, Inc..........    21,239     400,568
           Comerica, Inc.........................    63,207   2,397,442
           Commerce Bancshares, Inc..............    37,463   1,594,425
           Commercial National Financial Corp....       923      18,220
          #Community Bank System, Inc............    24,995     625,375
          *Community Capital Corp................       162         510
           Community Trust Bancorp, Inc..........     9,161     259,256
          *CompuCredit Holdings Corp.............    20,671      88,058
           Consolidated-Tokoma Land Co...........     3,000      92,790
          *Cowen Group, Inc......................    39,715     165,214
           Crawford & Co. Class A................    15,180      50,246
           Crawford & Co. Class B................     9,647      44,859
          *Credit Acceptance Corp................    14,546   1,176,771
          *Crescent Financial Corp...............     1,666       6,797
           Cullen Frost Bankers, Inc.............    34,157   2,023,461
           CVB Financial Corp....................    55,353     539,138
           Danvers Bancorp, Inc..................    10,677     240,766
           Delphi Financial Group, Inc. Class A..    27,130     866,803
           Diamond Hill Investment Group, Inc....     1,238     101,516
           Dime Community Bancshares, Inc........    18,555     286,860

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CONTINUED

                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
         Discover Financial Services.................. 193,647 $4,810,191
        *Dollar Financial Corp........................  21,521    494,768
         Donegal Group, Inc. Class A..................  11,178    152,468
         Donegal Group, Inc. Class B..................   1,947     30,003
        *Doral Financial Corp.........................   8,080     12,120
         Duff & Phelps Corp...........................  13,867    213,413
        *E*Trade Financial Corp....................... 118,069  1,917,441
         East West Bancorp, Inc.......................  84,344  1,782,189
         Eastern Insurance Holdings, Inc..............   3,649     48,933
         Eastern Virginia Bankshares, Inc.............   1,053      3,717
        #*Eaton Vance Corp............................   9,819    331,588
         ECB Bancorp, Inc.............................     468      5,569
        #*eHealth, Inc................................  11,857    161,255
         EMC Insurance Group, Inc.....................   6,179    134,764
         Employers Holdings, Inc......................  25,610    516,298
        *Encore Bancshares, Inc.......................   5,178     62,654
        *Encore Capital Group, Inc....................  13,700    410,178
        *Endurance Specialty Holdings, Ltd............  38,019  1,685,762
        *Enstar Group, Ltd............................   6,932    777,424
         Enterprise Bancorp, Inc......................   3,460     61,380
         Enterprise Financial Services Corp...........   6,848    102,035
         Epoch Holding Corp...........................   5,222     90,549
        *Erie Indemnity Co............................  16,842  1,219,866
         ESB Financial Corp...........................   5,183     87,956
         ESSA Bancorp, Inc............................   9,962    125,023
         Evans Bancorp, Inc...........................     807     11,419
         Evercore Partners, Inc. Class A..............   7,323    255,499
         Everest Re Group, Ltd........................  19,709  1,795,884
        *EzCorp, Inc..................................  26,128    822,771
        #F.N.B. Corp..................................  62,536    684,769
        *Farmers Capital Bank Corp....................   1,450     10,092
         FBL Financial Group, Inc. Class A............  15,766    480,863
         Federal Agricultural Mortgage Corp...........   6,100    115,595
         Federal Agricultural Mortgage Corp. Class A..     191      2,607
        #Federated Investors, Inc. Class B............   9,470    244,137
         Fidelity National Financial, Inc.............  95,210  1,470,042
        *Fidelity Southern Corp.......................   4,095     30,797
         Fifth Third Bancorp.......................... 305,367  4,052,220
         Financial Institutions, Inc..................   6,171    104,907
        *First Acceptance Corp........................  17,589     31,836
         First Advantage BanCorp......................     956     13,097
        *First American Financial Corp................  45,237    705,697
         First Bancorp................................  10,455    145,952
         First Bancorp, Inc...........................   3,162     46,956
         First Busey Corp.............................  34,522    181,240
         First Business Financial Services, Inc.......   1,140     13,623
        *First California Financial Group, Inc........  11,202     43,128
        *First Cash Financial Services, Inc...........  14,286    560,583
         First Citizens BancShares, Inc...............   5,616  1,123,256
         First Commonwealth Financial Corp............  56,362    349,444
         First Community Bancshares, Inc..............   8,832    131,244
        *First Defiance Financial Corp................   4,280     58,550
        #*First Federal Bancshares of Arkansas, Inc...     124        360
         First Financial Bancorp......................  30,425    501,404
        #First Financial Bankshares, Inc..............  11,032    611,393
         First Financial Corp.........................   6,855    220,457
         First Financial Holdings, Inc................   7,692     84,458
        *First Financial Northwest, Inc...............  11,880     74,131
        *First Financial Service Corp.................     444      1,798
        #First Horizon National Corp.................. 146,723  1,606,617
        *First Interstate Bancsystem, Inc.............   1,422     19,453

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

        Financials -- (Continued)
           First M&F Corp...........................     911 $     3,735
          *First Marblehead Corp. (The).............  22,828      49,080
           First Merchants Corp.....................  13,421     124,413
           First Midwest Bancorp, Inc...............  35,820     469,242
           First Niagara Financial Group, Inc....... 194,549   2,801,508
           First Pactrust Bancorp, Inc..............   2,611      40,444
          *First Place Financial Corp...............   8,972      16,150
          *First Security Group, Inc................   5,951       5,177
           First South Bancorp, Inc.................   4,140      18,547
          #First United Corp........................   1,100       3,905
           Firstbank Corp...........................   1,136       6,657
          *FirstCity Financial Corp.................   3,901      26,215
           FirstMerit Corp..........................  53,998     943,345
           Flagstone Reinsurance Holdings SA........  41,572     349,621
           Flushing Financial Corp..................  16,470     242,438
          #*Forest City Enterprises, Inc. Class A...  74,251   1,426,362
          *Forest City Enterprises, Inc. Class B....   4,120      79,001
          *Forestar Group, Inc......................  19,242     378,490
           Fox Chase Bancorp, Inc...................  11,004     150,205
          *FPIC Insurance Group, Inc................   7,057     260,544
           Franklin Resources, Inc..................  13,920   1,797,350
           Fulton Financial Corp.................... 108,252   1,264,383
           GAINSCO, Inc.............................     230       1,474
           Gallagher (Arthur J.) & Co...............  31,057     924,877
           GAMCO Investors, Inc.....................   3,560     183,162
          *Genworth Financial, Inc. Class A......... 177,514   2,163,896
           German American Bancorp, Inc.............   6,319     110,267
           GFI Group, Inc...........................  64,928     331,782
           Glacier Bancorp, Inc.....................  35,693     536,466
          *Gleacher & Co., Inc......................  37,561      70,990
          *Global Indemnity P.L.C...................   9,255     236,373
           Goldman Sachs Group, Inc. (The)..........  88,641  13,385,677
           Great Southern Bancorp, Inc..............   6,837     141,526
          #*Greene Bancshares, Inc..................   5,399      10,960
          #Greenhill & Co., Inc.....................   4,315     254,585
          *Greenlight Capital Re, Ltd...............  15,674     441,223
          *Guaranty Bancorp.........................   6,429       9,258
          *Hallmark Financial Services, Inc.........   9,939      84,978
           Hampden Bancorp, Inc.....................   1,565      21,127
           Hancock Holding Co.......................  20,494     669,334
           Hanover Insurance Group, Inc.............  30,043   1,268,415
           Harleysville Group, Inc..................  14,169     454,542
           Harleysville Savings Financial Corp......   1,326      19,850
          *Harris & Harris Group, Inc...............  14,778      77,141
           Hartford Financial Services Group, Inc...  82,936   2,402,656
           Hawthorn Bancshares, Inc.................     216       1,782
           HCC Insurance Holdings, Inc..............  62,347   2,028,771
           Heartland Financial USA, Inc.............   8,087     127,128
          *Heritage Commerce Corp...................   7,734      40,449
          *Heritage Financial Corp..................   5,206      76,736
           Heritage Financial Group, Inc............     782       9,447
           HF Financial Corp........................     761       8,424
          *HFF, Inc.................................   6,600      98,802
          *Hilltop Holdings, Inc....................  34,900     338,530
           Hingham Institution for Savings..........     248      13,119
          *HMN Financial, Inc.......................     212         604
          *Home Bancorp, Inc........................   3,511      56,071
           Home Bancshares, Inc.....................  14,725     352,958
           Home Federal Bancorp, Inc................   8,959     108,852
           Homeowners Choice, Inc...................     939       7,484
           HopFed Bancorp, Inc......................   1,632      14,623

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CONTINUED


                                                    Shares      Value+
                                                    ------      -----

         Financials -- (Continued)................
            Horace Mann Educators Corp............  21,100 $   377,268
            Horizon Bancorp.......................     630      17,073
            Hudson City Bancorp, Inc.............. 163,280   1,556,058
            Hudson Valley Holding Corp............   5,438     122,953
            Huntington Bancshares, Inc............ 298,842   2,029,137
            IBERIABANK Corp.......................  14,680     880,947
            Independence Holding Co...............   5,731      44,473
            Independent Bank Corp. (453836108)....  11,615     340,436
           *Independent Bank Corp. (453838609)....   3,547      10,641
            Indiana Community Bancorp.............     568       8,980
            Infinity Property & Casualty Corp.....   7,323     432,789
            Interactive Brokers Group, Inc........  22,320     391,493
           *IntercontinentalExchange, Inc.........   6,098     733,894
            International Bancshares Corp.........  36,300     639,606
           *Internet Capital Group, Inc...........  19,943     277,008
           *Intervest Bancshares Corp.............   6,557      22,491
           #*INTL FCStone, Inc....................   9,621     254,764
            Invesco, Ltd.......................... 143,863   3,577,873
           *Investment Technology Group, Inc......  21,951     375,582
           *Investors Bancorp, Inc................  78,574   1,181,753
           *Investors Capital Holdings, Ltd.......   1,190       7,128
            Investors Title Co....................     675      23,098
           #*Janus Capital Group, Inc............. 110,714   1,347,389
           #*Jefferies Group, Inc.................  81,978   1,981,408
           *Jefferson Bancshares, Inc.............     200         720
            JMP Group, Inc........................  10,300      88,580
           *Jones Lang LaSalle, Inc...............  19,993   2,046,883
            JPMorgan Chase & Co................... 764,068  34,864,423
            Kaiser Federal Financial Group, Inc...   4,101      51,509
            KBW, Inc..............................  19,767     449,106
            Kearny Financial Corp.................  38,365     367,153
            Kentucky First Federal Bancorp........   1,549      12,438
            KeyCorp............................... 317,489   2,752,630
           *Knight Capital Group, Inc.............  49,022     672,582
            Lake Shore Bancorp, Inc...............     125       1,375
            Lakeland Bancorp, Inc.................  13,988     149,532
            Lakeland Financial Corp...............   8,334     182,598
            Landmark Bancorp, Inc.................   1,102      18,514
            Legacy Bancorp, Inc...................   4,612      62,539
            Legg Mason, Inc.......................  54,701   2,032,142
            Leucadia National Corp................  48,856   1,888,773
           #Life Partners Holdings, Inc...........   3,223      22,593
            Lincoln National Corp................. 114,184   3,565,966
            LNB Bancorp, Inc......................   5,305      30,928
            Loews Corp............................  75,812   3,355,439
           *Louisiana Bancorp, Inc................   2,000      30,080
           #M&T Bank Corp.........................  45,894   4,055,653
           #*Macatawa Bank Corp...................   8,933      23,136
            Maiden Holdings, Ltd..................  35,543     264,795
            MainSource Financial Group, Inc.......  12,698     122,282
           *Markel Corp...........................   3,808   1,589,002
           *Market Leader, Inc....................   3,600       8,496
            MarketAxess Holdings, Inc.............  16,626     404,843
           *Marlin Business Services Corp.........   5,626      68,581
            Marsh & McLennan Cos., Inc............  49,464   1,497,770
            Marshall & Ilsley Corp................ 143,483   1,172,256
           *Maui Land & Pineapple Co., Inc........   1,700       8,942
            MB Financial, Inc.....................  27,393     566,761
           #*MBIA, Inc............................ 166,900   1,722,408
           *MBT Financial Corp....................   2,091       3,053
            MCG Capital Corp......................  41,460     273,636

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CONTINUED


                                                        Shares     Value+
                                                        ------     -----

      Financials -- (Continued).......................
         Meadowbrook Insurance Group, Inc.............  26,868 $  275,128
         Medallion Financial Corp.....................   9,217     85,073
        #*Mercantile Bancorp, Inc.....................   1,350      1,148
        #*Mercantile Bank Corp........................   3,235     29,568
         Merchants Bancshares, Inc....................   2,560     68,864
         Mercury General Corp.........................  29,210  1,160,805
        *Meridian Interstate Bancorp, Inc.............   9,281    129,563
         Meta Financial Group, Inc....................     673      9,758
         MetLife, Inc................................. 171,319  8,016,016
        *Metro Bancorp, Inc...........................   5,169     64,612
        *MetroCorp. Bancshares, Inc...................   1,365      9,255
        *MF Global Holdings, Ltd......................  84,973    714,623
        #*MGIC Investment Corp........................  88,496    766,375
         MicroFinancial, Inc..........................   1,885      9,406
         MidSouth Bancorp, Inc........................   3,894     55,139
         MidWestOne Financial Group, Inc..............   2,909     42,733
         Montpelier Re Holdings, Ltd..................  40,003    723,654
        #Moody's Corp.................................  18,315    716,849
         Morgan Stanley............................... 249,164  6,515,639
         MSB Financial Corp...........................     687      3,882
        *MSCI, Inc....................................   9,308    330,155
         MutualFirst Financial, Inc...................   1,660     14,525
        *Nara Bancorp, Inc............................  20,300    199,549
        *NASDAQ OMX Group, Inc. (The).................  71,283  1,931,769
        #*National Financial Partners Corp............  23,119    371,985
         National Interstate Corp.....................  10,729    241,295
         National Penn Bancshares, Inc................  72,201    592,770
         National Western Life Insurance Co. Class A..     577     92,937
        *Navigators Group, Inc. (The).................  12,800    663,424
         NBT Bancorp, Inc.............................  24,899    562,717
         Nelnet, Inc. Class A.........................  21,430    493,533
         New England Bancshares, Inc..................   1,592     15,442
         New Hampshire Thrift Bancshares, Inc.........   2,140     28,719
         New Westfield Financial, Inc.................  18,225    165,483
        *New York Community Bancorp, Inc.............. 120,641  2,002,641
        *NewBridge Bancorp............................   6,306     29,008
        *Newport Bancorp, Inc.........................   1,100     15,620
        *NewStar Financial, Inc.......................  27,588    329,677
        *Nicholas Financial, Inc......................      95      1,197
        *North Valley Bancorp.........................      67        676
         Northeast Community Bancorp, Inc.............   5,046     31,992
         Northern Trust Corp..........................  38,068  1,903,019
        #Northfield Bancorp, Inc......................  22,186    312,157
         Northrim Bancorp, Inc........................   2,509     50,205
         Northwest Bancshares, Inc....................  59,013    742,974
         Norwood Financial Corp.......................      65      1,795
         NYSE Euronext, Inc........................... 101,318  4,057,786
         Ocean Shore Holding Co.......................   3,233     41,221
         OceanFirst Financial Corp....................   9,888    143,376
        *Ocwen Financial Corp.........................  53,833    644,381
         Ohio Valley Banc Corp........................   1,078     20,935
         Old National Bancorp.........................  46,537    481,658
         Old Republic International Corp.............. 133,109  1,686,491
        #Old Second Bancorp, Inc......................   9,448     11,716
        *OmniAmerican Bancorp, Inc....................   4,411     65,944
         OneBeacon Insurance Group, Ltd...............  15,597    219,138
         Oppenheimer Holdings, Inc. Class A...........   5,750    176,582
         optionsXpress Holdings, Inc..................  31,391    578,850
         Oriental Financial Group, Inc................  22,781    295,242
         Oritani Financial Corp.......................  30,634    375,573
         Osage Bancshares, Inc........................   1,100      9,708

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CONTINUED


                                                         Shares     Value+
                                                         ------     -----

     Financials -- (Continued).........................
        Pacific Continental Corp.......................   8,350 $   79,742
       #*Pacific Mercantile Bancorp....................   3,484     14,981
        PacWest Bancorp................................  18,312    420,993
        Park National Corp.............................   7,861    543,038
        Parkvale Financial Corp........................   1,521     17,111
        PartnerRe, Ltd.................................  27,513  2,210,945
        Peapack-Gladstone Financial Corp...............   2,972     39,498
        Penns Woods Bancorp, Inc.......................   1,617     61,106
       *Penson Worldwide, Inc..........................  11,773     71,462
        Peoples Bancorp of North Carolina..............     126        818
        Peoples Bancorp, Inc...........................   6,533     89,045
        People's United Financial, Inc................. 130,357  1,784,587
       *PHH Corp.......................................  30,446    653,371
       *Phoenix Cos., Inc. (The).......................  87,000    234,030
       *PICO Holdings, Inc.............................  11,808    379,273
       #*Pinnacle Financial Partners, Inc..............  18,153    291,719
       *Piper Jaffray Cos., Inc........................  10,845    388,793
        Platinum Underwriters Holdings, Ltd............  21,769    823,086
       *PMI Group, Inc. (The)..........................  81,670    176,407
        PNC Financial Services Group, Inc..............  97,473  6,076,467
       *Popular, Inc................................... 292,567    921,586
        Porter Bancorp, Inc............................   3,191     25,305
       #*Portfolio Recovery Associates, Inc............   9,129    823,984
       *Preferred Bank.................................   4,193      6,835
        Premier Financial Bancorp, Inc.................   1,250      9,125
        Presidential Life Corp.........................  14,194    158,121
       *Primerica, Inc.................................   8,901    205,791
       *Primus Guaranty, Ltd...........................   9,727     47,760
       #*Princeton National Bancorp, Inc...............   1,151      5,882
        Principal Financial Group, Inc................. 120,420  4,064,175
        PrivateBancorp, Inc............................  34,953    550,160
       *ProAssurance Corp..............................  19,955  1,325,012
        Progressive Corp...............................  73,118  1,604,209
        Prosperity Bancshares, Inc.....................  27,842  1,276,556
        Protective Life Corp...........................  49,728  1,338,180
       *Providence Community Bancshares, Inc...........     100         62
        Provident Financial Holdings, Inc..............   4,700     38,211
        Provident Financial Services, Inc..............  36,200    525,624
        Provident New York Bancorp.....................  22,203    208,264
        Prudential Bancorp, Inc. of Pennsylvania.......   1,666     11,246
        Prudential Financial, Inc......................  88,395  5,606,011
        Pulaski Financial Corp.........................   4,605     33,801
        Pzena Investment Management, Inc. Class A......   2,289     16,664
        QC Holdings, Inc...............................   6,713     32,961
        QCR Holdings, Inc..............................     797      7,157
       #Radian Group, Inc..............................  69,200    410,356
       *Rainier Pacific Financial Group, Inc...........   1,250         45
        Raymond James Financial, Inc...................  37,586  1,409,475
        Regions Financial Corp......................... 428,453  3,144,845
        Reinsurance Group of America, Inc..............  27,741  1,756,005
       #RenaissanceRe Holdings, Ltd....................  26,393  1,854,900
        Renasant Corp..................................  13,448    225,657
        Republic Bancorp, Inc. Class A.................   9,399    204,710
       *Republic First Bancorp, Inc....................   8,655     24,147
        Resource America, Inc..........................   8,593     52,847
       *Riverview Bancorp, Inc.........................   4,014     12,604
       #RLI Corp.......................................  11,112    658,275
       *Rockville Financial, Inc.......................  16,437    163,219
       *Rodman & Renshaw Capital Group, Inc............  13,984     27,548
        Roma Financial Corp............................  14,191    149,857
       *Royal Bancshares of Pennsylvania, Inc. Class A.   2,289      4,029

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CONTINUED


                                                        Shares     Value+
                                                        ------     -----

       Financials -- (Continued)......................
         *Rurban Financial Corp.......................     600 $    1,950
          S&T Bancorp, Inc............................  18,553    378,667
         #S.Y. Bancorp, Inc...........................   7,148    178,486
         *Safeguard Scientifics, Inc..................  11,052    216,067
          Safety Insurance Group, Inc.................   8,869    415,247
          Salisbury Bancorp, Inc......................     300      7,950
          Sanders Morris Harris Group, Inc............   5,205     44,919
          Sandy Spring Bancorp, Inc...................  12,620    225,519
         *Savannah Bancorp, Inc. (The)................   1,179      9,267
          SCBT Financial Corp.........................   6,750    217,620
          SeaBright Holdings, Inc.....................  12,904    131,879
         *Seacoast Banking Corp. of Florida...........   4,068      7,282
         *SEI Investments Co..........................  13,929    311,035
          Selective Insurance Group, Inc..............  30,027    529,676
          Shore Bancshares, Inc.......................   1,418     13,726
          SI Financial Group, Inc.....................   3,105     30,895
          Sierra Bancorp..............................   5,191     57,880
         *Signature Bank..............................  20,948  1,219,383
          Simmons First National Corp.................   9,183    242,339
         *SLM Corp.................................... 112,966  1,874,106
          Somerset Hills Bancorp......................   1,096      9,743
         *Southcoast Financial Corp...................     900      2,934
         *Southern Community Financial Corp...........   6,110      8,493
         *Southern First Bancshares, Inc..............      16        128
          Southern Missouri Bancorp, Inc..............      65      1,671
         *Southern National Bancorp of Virginia, Inc..     417      2,957
          Southside Bancshares, Inc...................   8,616    187,405
         *Southwest Bancorp, Inc......................  10,053    142,552
         #*St. Joe Co. (The)..........................  35,266    921,148
          StanCorp. Financial Group, Inc..............  25,950  1,118,445
          State Auto Financial Corp...................  21,160    359,297
          State Bancorp, Inc..........................   7,599    100,307
          State Street Corp...........................  91,973  4,281,343
          StellarOne Corp.............................  12,278    171,892
          Sterling Bancorp............................  14,538    150,468
          Sterling Bancshares, Inc....................  53,551    476,068
          Stewart Information Services Corp...........   8,800     89,232
         #*Stifel Financial Corp......................  28,814  1,316,224
         *Stratus Properties, Inc.....................     271      3,686
          Suffolk Bancorp.............................   5,363     88,007
          Summit State Bank...........................     361      2,469
         *Sun Bancorp, Inc............................  12,065     43,917
          SunTrust Banks, Inc.........................  90,364  2,547,361
          Susquehanna Bancshares, Inc.................  71,276    657,165
         *SVB Financial Group.........................  24,295  1,468,390
          SWS Group, Inc..............................  14,900     90,890
          Symetra Financial Corp......................   3,910     54,271
          Synovus Financial Corp...................... 410,298  1,025,745
          T. Rowe Price Group, Inc....................  10,500    674,625
         *Taylor Capital Group, Inc...................   8,336     82,860
         #*TCF Financial Corp.........................  69,358  1,081,291
         *TD Ameritrade Holding Corp..................  38,530    829,936
          Teche Holding Co............................     651     23,306
         *Tejon Ranch Co..............................   9,827    350,234
         *Tennessee Commerce Bancorp, Inc.............   4,680     14,929
          Territorial Bancorp, Inc....................   6,269    125,819
          Teton Advisors, Inc.........................      29        555
         *Texas Capital Bancshares, Inc...............  19,180    494,844
          TF Financial Corp...........................     840     18,068
         *TFS Financial Corp..........................  54,669    594,799
         *Thomas Properties Group, Inc................  22,736     81,622

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                     Shares      Value+
                                                     ------      -----

         Financials -- (Continued).................
           *Timberland Bancorp, Inc................     899 $     5,574
            Tompkins Financial Corp................   5,557     226,392
            Torchmark Corp.........................  29,058   1,944,561
            Tower Bancorp, Inc.....................   5,317     115,432
            Tower Group, Inc.......................  22,619     517,297
           #TowneBank..............................  14,246     211,126
           *TradeStation Group, Inc................  20,434     197,188
            Transatlantic Holdings, Inc............  30,953   1,525,673
            Travelers Cos., Inc. (The)............. 100,570   6,364,070
           *Tree.com, Inc..........................   4,611      24,531
            TriCo Bancshares.......................   8,091     131,964
            Trustco Bank Corp......................  40,702     244,212
            Trustmark Corp.........................  33,871     787,162
            U.S. Bancorp........................... 362,109   9,349,654
            UMB Financial Corp.....................  21,111     888,984
            Umpqua Holdings Corp...................  57,303     665,288
            Union Bankshares, Inc..................     337       6,740
            Union First Market Bankshares Corp.....  13,241     168,558
            United Bancshares, Inc.................     606       5,418
           #United Bankshares, Inc.................  23,254     608,325
           *United Community Banks, Inc............  18,716      44,918
           *United Community Financial Corp........   4,464       6,339
            United Financial Bancorp, Inc..........  10,899     178,090
            United Fire & Casualty Co..............  17,401     344,540
           *United Security Bancshares.............   1,763       5,819
            Unitrin, Inc...........................  34,020   1,028,765
           *Unity Bancorp, Inc.....................   2,239      15,449
            Universal Insurance Holdings, Inc......  23,744     128,455
            Univest Corp. of Pennsylvania..........   8,615     144,904
            Unum Group............................. 123,777   3,277,615
            Validus Holdings, Ltd..................  52,536   1,709,521
           #Valley National Bancorp................  85,502   1,224,389
            ViewPoint Financial Group..............  34,190     422,246
           *Virginia Commerce Bancorp, Inc.........  12,041      72,366
           *Virtus Investment Partners, Inc........     955      50,434
            VIST Financial Corp....................     400       3,056
            Waddell & Reed Financial, Inc..........   9,057     371,428
            Washington Banking Co..................   9,151     128,022
            Washington Federal, Inc................  57,702     928,425
            Washington Trust Bancorp, Inc..........   8,367     196,039
           *Waterstone Financial, Inc..............  11,388      36,442
            Wayne Savings Bancshares, Inc..........     243       2,066
            Webster Financial Corp.................  44,586     959,491
            Wells Fargo & Co....................... 944,666  27,499,227
            WesBanco, Inc..........................  14,472     293,782
            Wesco Financial Corp...................   1,849     724,808
            West Bancorporation, Inc...............   9,310      72,525
           *West Coast Bancorp.....................  50,766     181,742
            Westamerica Bancorporation.............  12,400     629,796
           *Western Alliance Bancorp...............  43,021     355,784
            Westwood Holdings Group, Inc...........   1,787      67,281
            White Mountains Insurance Group, Ltd...   4,371   1,562,676
            White River Capital, Inc...............     135       2,438
            Whitney Holding Corp...................  45,908     621,594
           .Wilber Corp............................   2,395      22,992
            Willis Group Holdings P.L.C............   1,797      74,252
            Wilmington Trust Corp..................  39,186     176,729
           *Wilshire Bancorp, Inc..................  15,610      62,440
           #Wintrust Financial Corp................  17,812     600,086
           *World Acceptance Corp..................  10,120     687,654
            WR Berkley Corp........................  51,520   1,680,067

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CONTINUED


                                                     Shares       Value+
                                                     ------       -----

        Financials -- (Continued)..................
          *WSB Holdings, Inc.......................     400 $      1,228
           WVS Financial Corp......................     757        6,681
           Xl Group P.L.C.......................... 120,346    2,938,849
          *Yadkin Valley Financial Corp............   5,876       13,456
          #Zions Bancorporation....................  86,096    2,105,047
          *ZipRealty, Inc..........................   7,474       19,507
                                                            ------------
        Total Financials...........................          466,441,635
                                                            ------------

        Health Care -- (9.7%)......................
          *Abaxis, Inc.............................   8,269      240,214
           Abbott Laboratories.....................  62,858    3,271,130
          #*ABIOMED, Inc...........................  17,200      298,936
          *Accuray, Inc............................  37,460      333,019
          *Achillion Pharmaceuticals, Inc..........     900        5,022
          *Acorda Therapeutics, Inc................   6,500      182,260
          *Adcare Health Systems, Inc..............   2,616       13,080
          *Addus HomeCare Corp.....................   3,911       23,427
          #*ADVENTRX Pharmaceuticals, Inc..........   6,764       17,519
           Aetna, Inc..............................  79,467    3,288,344
          *Affymax, Inc............................  13,401       87,643
          *Affymetrix, Inc.........................  39,384      212,674
          *Agilent Technologies, Inc...............  24,423    1,218,952
          *Air Methods Corp........................   6,675      451,363
          *Akorn, Inc..............................   6,306       41,746
          *Albany Molecular Research, Inc..........  15,351       75,066
          #*Alere, Inc.............................  45,768    1,699,824
          *Alexion Pharmaceuticals, Inc............   6,000      581,340
          *Align Technology, Inc...................  31,713      765,552
          #*Alkermes, Inc..........................  39,848      574,608
           Allergan, Inc...........................  15,701    1,249,172
          *Alliance HealthCare Services, Inc.......  26,354      116,485
          *Allied Healthcare International, Inc....  18,780       49,016
          *Allied Healthcare Products, Inc.........     500        2,170
          *Allos Therapeutics, Inc.................  17,591       51,190
          *Allscripts Healthcare Solutions, Inc....  84,126    1,812,074
          *Almost Family, Inc......................   4,854      168,288
          *Alnylam Pharmaceuticals, Inc............   8,515       87,364
          *Alphatec Holdings, Inc..................  44,987      143,059
          #*AMAG Pharmaceuticals, Inc..............   7,400      140,600
          #*Amedisys, Inc..........................  13,064      435,292
           America Services Group, Inc.............   4,378      112,952
          *American Dental Partners, Inc...........   7,933      104,636
          *American Medical Systems Holdings, Inc..  39,490    1,164,955
          *AMERIGROUP Corp.........................  26,145    1,785,703
           AmerisourceBergen Corp..................  46,200    1,877,568
          *Amgen, Inc..............................  84,814    4,821,676
          *Amicus Therapeutics, Inc................   6,246       44,971
          *AMN Healthcare Services, Inc............  21,018      181,385
          *Amsurg Corp.............................  16,542      444,318
          *Amylin Pharmaceuticals, Inc.............   3,327       44,249
           Analogic Corp...........................   6,718      387,427
          *AngioDynamics, Inc......................  15,000      244,500
          *Anika Therapeutics, Inc.................   6,109       50,949
          *Animal Health International, Inc........  11,343       47,867
          *Anthera Pharmaceuticals, Inc............   3,734       27,184
          *ARCA Biopharma, Inc.....................   2,001        3,782
          #*Ardea Biosciences, Inc.................   1,899       53,837
          #*Ariad Pharmaceuticals, Inc.............  52,500      448,875
          *Arqule, Inc.............................   7,709       54,426
          *Array BioPharma, Inc....................     785        2,426
          *ArthroCare Corp.........................  13,716      484,586

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CONTINUED


                                                         Shares     Value+
                                                         ------     -----

     Health Care -- (Continued)........................
       *Assisted Living Concepts, Inc..................   6,363 $  229,450
       #*athenahealth, Inc.............................   1,517     70,131
       *AtriCure, Inc..................................   3,000     40,560
        Atrion Corp....................................     970    167,955
       *Auxilium Pharmaceuticals, Inc..................   5,700    138,852
       #*AVANIR Pharmaceuticals, Inc...................   5,750     25,127
       #Bard (C.R.), Inc...............................   4,700    501,725
        Baxter International, Inc......................  22,821  1,298,515
        Beckman Coulter, Inc...........................  18,032  1,493,951
        Becton Dickinson & Co..........................  12,012  1,032,311
       *BioClinica, Inc................................   7,438     39,198
       *BioCryst Pharmaceuticals, Inc..................   9,350     36,325
       *Biodel, Inc....................................   8,200     18,122
       *Biogen Idec, Inc...............................  16,395  1,596,053
       *BioMarin Pharmaceutical, Inc...................  15,781    424,351
       *BioMimetic Therapeutics, Inc...................  10,178    137,098
       *Bio-Rad Laboratories, Inc. Class A.............  10,234  1,280,478
       *Bio-Rad Laboratories, Inc. Class B.............     544     68,283
       *Bio-Reference Labs, Inc........................  13,932    351,226
       *BioScrip, Inc..................................  20,721     95,524
       #*BioSpecifics Technologies Corp................   1,000     24,250
       *Boston Scientific Corp......................... 471,560  3,531,984
       *Bovie Medical Corp.............................   6,101     19,218
        Bristol-Myers Squibb Co........................  97,966  2,752,845
       *Brookdale Senior Living, Inc...................  57,027  1,553,415
       *Bruker BioSciences Corp........................  18,693    369,000
       *BSD Medical Corp...............................   1,500      6,165
       *Cadence Pharmaceuticals, Inc...................   8,942     75,828
       *Caliper Life Sciences, Inc.....................  24,315    162,667
       *Cambrex Corp...................................  14,500     76,270
        Cantel Medical Corp............................   9,552    247,683
       *Capital Senior Living Corp.....................  14,438    133,840
       *Caraco Pharmaceutical Laboratories, Ltd........  18,448     96,483
       *Cardica, Inc...................................   1,600      6,336
        Cardinal Health, Inc...........................  31,700  1,384,973
       *CardioNet, Inc.................................   3,295     15,025
       *CareFusion Corp................................  82,141  2,412,481
       *CAS Medical Systems, Inc.......................     415      1,270
       *Catalyst Health Solutions, Inc.................  15,674    933,543
       *Celera Corp....................................  60,638    479,647
       *Celgene Corp...................................  19,319  1,137,503
       #*Celldex Therapeutics, Inc.....................  13,409     57,122
       *Centene Corp...................................  28,873  1,046,069
       #*Cephalon, Inc.................................  19,438  1,492,838
       #*Cepheid, Inc..................................  10,300    332,793
       #*Cerner Corp...................................   9,100  1,093,638
       *Charles River Laboratories International, Inc..  29,700  1,253,043
        Chemed Corp....................................  12,370    861,323
       *Chindex International, Inc.....................   1,397     24,014
        Cigna Corp.....................................  65,291  3,057,578
       *Codexis, Inc...................................   3,569     37,439
       *CombiMatrix Corp...............................   2,103      5,783
       *Community Health Systems, Inc..................  53,039  1,629,888
        Computer Programs & Systems, Inc...............   2,800    164,612
       *Conceptus, Inc.................................   5,937     91,608
       *CONMED Corp....................................  15,752    442,316
       *Conmed Healthcare Management, Inc..............     476      1,461
       *Continucare Corp...............................  32,560    174,522
        Cooper Cos., Inc...............................  26,985  2,021,176
       *Corvel Corp....................................   6,649    344,418
       #*Covance, Inc..................................  15,141    947,827

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----

         Health Care -- (Continued)..................
           *Coventry Health Care, Inc................ 61,189 $1,974,569
            Covidien P.L.C........................... 38,535  2,146,014
           *Cross Country Healthcare, Inc............ 12,766     94,724
           *CryoLife, Inc............................ 13,400     78,256
           *Cubist Pharmaceuticals, Inc.............. 30,921  1,046,676
           #*Cumberland Pharmaceuticals, Inc.........  4,503     22,695
           *Cutera, Inc..............................  6,498     57,442
           *Cyberonics, Inc..........................  7,055    250,946
           *Cynosure, Inc. Class A...................  4,400     64,812
           *Cytokinetics, Inc........................ 27,363     40,771
           #*Cytori Therapeutics, Inc................ 15,660    117,607
           *DaVita, Inc.............................. 14,595  1,285,674
            Daxor Corp...............................  1,894     18,997
           #*Dendreon Corp........................... 23,130  1,004,536
            DENTSPLY International, Inc.............. 35,485  1,332,107
           #*DepoMed, Inc............................ 11,137     98,340
           *DexCom, Inc.............................. 18,656    310,622
           *Digirad Corp.............................  7,540     22,922
           *Dionex Corp..............................  4,400    520,740
           *Durect Corp.............................. 14,309     53,373
           *DUSA Pharmaceuticals, Inc................  6,700     32,763
           *Dyax Corp................................ 21,513     43,026
           #*Dynacq Healthcare, Inc..................  2,399      4,606
           *Edwards Lifesciences Corp................ 10,600    915,310
            Eli Lilly & Co........................... 44,549  1,648,758
           *Emdeon, Inc. Class A..................... 23,702    371,173
           *Emergency Medical Services Corp. Class A.  2,818    179,788
           *Emergent BioSolutions, Inc............... 18,342    425,718
           #*Emeritus Corp........................... 20,064    491,769
           *Endo Pharmaceuticals Holdings, Inc....... 53,124  2,080,336
           .*Endo Pharmaceuticals Solutions.......... 22,212     24,433
           *Endologix, Inc...........................  6,910     54,934
            Ensign Group, Inc........................ 11,496    317,979
           *Enzo Biochem, Inc........................ 17,534     69,961
           *Enzon Pharmaceuticals, Inc............... 30,849    354,147
           *eResearch Technology, Inc................ 23,911    152,074
           *Exactech, Inc............................  6,781    121,448
           #*Exelixis, Inc........................... 35,286    432,606
           *Express Scripts, Inc..................... 19,600  1,112,104
           *Five Star Quality Care, Inc.............. 19,655    164,709
           *Forest Laboratories, Inc................. 70,863  2,349,817
           *Furiex Pharmaceuticals, Inc..............  4,238     62,850
           *Genomic Health, Inc......................  6,798    185,585
           *Gen-Probe, Inc........................... 11,200    928,704
           *Gentiva Health Services, Inc............. 22,000    616,000
           #*Geron Corp.............................. 35,527    170,530
           *Gilead Sciences, Inc..................... 32,650  1,268,126
           *Greatbatch, Inc.......................... 12,020    325,381
           *Haemonetics Corp......................... 13,400    940,680
           *Halozyme Therapeutics, Inc............... 19,419    128,748
           *Hanger Orthopedic Group, Inc............. 17,679    480,338
           #*Hansen Medical, Inc.....................    803      2,891
           *Harvard Bioscience, Inc.................. 12,500     71,750
           *Health Management Associates, Inc........ 53,900    607,992
           *Health Net, Inc.......................... 56,925  1,895,602
           *HealthSouth Corp......................... 27,299    699,673
           *HealthSpring, Inc........................ 32,224  1,336,974
           *HealthStream, Inc........................ 12,289    122,030
           *Healthways, Inc.......................... 17,611    297,978
           *Henry Schein, Inc........................ 24,723  1,806,510
            Hill-Rom Holdings, Inc................... 29,439  1,325,049

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

          Health Care -- (Continued)..............
            *Hi-Tech Pharmacal Co., Inc...........   6,700 $  185,322
            *HMS Holdings Corp....................   9,520    749,319
            *Hologic, Inc.........................  92,666  2,040,505
            *Hospira, Inc.........................  18,500  1,049,505
            #*Human Genome Sciences, Inc..........  27,180    800,995
            *Humana, Inc..........................  43,199  3,288,308
            *Icagen, Inc..........................   2,388      6,567
            *ICU Medical, Inc.....................   7,243    326,732
            *Idenix Pharmaceuticals, Inc..........  17,400     88,392
            *Idera Pharmaceuticals, Inc...........   4,389     11,411
            *IDEXX Laboratories, Inc..............   8,700    708,441
            *Illumina, Inc........................   8,304    589,418
            *Immucor, Inc.........................  31,665    691,247
            *ImmunoGen, Inc.......................  10,412    139,104
            *Immunomedics, Inc....................   7,638     32,309
            *Impax Laboratories, Inc..............  32,627    893,327
            #*Incyte Corp.........................  40,400    746,592
            *Infinity Pharmaceuticals, Inc........  11,550     69,069
            *Inspire Pharmaceuticals, Inc.........  30,464    152,015
            #*Insulet Corp........................   8,700    186,963
            *Integra LifeSciences Holdings Corp...  16,400    857,884
            *IntegraMed America, Inc..............   4,742     47,894
            #*InterMune, Inc......................  14,360    641,030
            *Intuitive Surgical, Inc..............   2,000    699,400
             Invacare Corp........................  16,873    555,122
            *IPC The Hospitalist Co...............   7,916    410,524
            *Iridex Corp..........................   1,600      6,512
            *IRIS International, Inc..............   9,300     87,420
            #*Isis Pharmaceuticals, Inc...........  25,398    238,233
            *ISTA Pharmaceuticals, Inc............  12,819    131,395
            *Jazz Pharmaceuticals, Inc............  14,023    447,474
             Johnson & Johnson.................... 139,407  9,161,828
            *Kendle International, Inc............   6,929     69,636
            *Kensey Nash Corp.....................   5,730    141,703
             Kewaunee Scientific Corp.............     674      7,542
            *Kindred Healthcare, Inc..............  16,015    403,898
            *Kinetic Concepts, Inc................  34,207  2,019,239
            *K-V Pharmaceutical Co................  17,771     69,840
            *K-V Pharmaceutical Co. Class B.......     900      3,555
            *Laboratory Corp. of America Holdings.   5,000    482,350
             Landauer, Inc........................   2,500    150,425
            *Lannet Co., Inc......................  12,940     74,664
            *LCA-Vision, Inc......................   9,225     62,176
             LeMaitre Vascular, Inc...............   7,334     50,165
            *LHC Group, Inc.......................   9,740    288,499
            *Life Technologies Corp...............  50,168  2,769,274
            *LifePoint Hospitals, Inc.............  28,700  1,194,207
            *Ligand Pharmaceuticals, Inc. Class B.   3,974     44,151
            #*Lincare Holdings, Inc...............  43,956  1,381,098
            *Luminex Corp.........................  17,042    330,444
            *Magellan Health Services, Inc........  21,872  1,137,781
            *MAKO Surgical Corp...................   6,147    168,858
            #*Mannkind Corp.......................  29,300    127,748
            *MAP Pharmaceuticals, Inc.............   3,200     49,344
             Masimo Corp..........................  12,400    431,396
            *Maxygen, Inc.........................  19,082     98,463
             McKesson Corp........................  25,590  2,124,226
            *MedAssets, Inc.......................  28,866    462,433
            *MedCath Corp.........................  10,366    140,045
            *Medco Health Solutions, Inc..........  20,695  1,227,834
            *Medical Action Industries, Inc.......  12,950    112,665

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CONTINUED


                                                    Shares      Value+
                                                    ------      -----

         Health Care -- (Continued)...............
           *Medicines Co. (The)...................  28,494 $   447,356
           *MediciNova, Inc.......................   1,492       3,864
           .*MediciNova, Inc. Convertible Shares..       3           1
            Medicis Pharmaceutical Corp. Class A..  32,332   1,146,493
           *Medidata Solutions, Inc...............   5,897     151,376
           *Medivation, Inc.......................   7,091     175,148
           *Mednax, Inc...........................  25,240   1,790,021
           *MedQuist Holdings, Inc................  17,010     175,543
            MEDTOX Scientific, Inc................   4,994      79,804
            Medtronic, Inc........................  71,075   2,967,381
            Merck & Co., Inc...................... 308,176  11,078,927
           *Merge Healthcare, Inc.................   7,000      34,510
           #Meridian Bioscience, Inc..............   8,570     211,765
           *Merit Medical Systems, Inc............  14,354     334,735
           #*Metabolix, Inc.......................  10,200      82,416
           #*Metropolitan Health Networks, Inc....  22,572      95,254
           *Mettler Toledo International, Inc.....   2,600     487,240
           *Micromet, Inc.........................  11,797      79,748
           *Molina Healthcare, Inc................  15,976     686,968
           #*Momenta Pharmaceuticals, Inc.........   9,400     177,378
           *MWI Veterinary Supply, Inc............   6,600     548,922
           *Mylan, Inc............................ 135,096   3,366,592
           *Myrexis, Inc..........................  10,194      43,223
           *Myriad Genetics, Inc..................   7,820     167,661
           *Nabi Biopharmaceuticals...............  26,865     155,280
           #*Nanosphere, Inc......................  13,989      41,547
            National Healthcare Corp..............   7,040     327,078
            National Research Corp................   2,780      98,996
           *Natus Medical, Inc....................  23,092     391,871
           #*Nektar Therapeutics..................  31,040     322,195
           *Neogen Corp...........................   9,826     411,709
           *Neurocrine Biosciences, Inc...........  12,479      95,964
           *NeurogesX, Inc........................   3,200      10,848
           *NovaMed, Inc..........................   4,304      57,028
           *Novavax, Inc..........................   3,100       7,952
           *NPS Pharmaceuticals, Inc..............  17,207     178,437
           *NuVasive, Inc.........................  15,580     481,266
           *NxStage Medical, Inc..................  20,208     497,925
           *Obagi Medical Products, Inc...........  12,025     154,281
           #Omnicare, Inc.........................  64,936   2,040,289
           *Omnicell, Inc.........................  18,038     277,424
           *OncoGenex Pharmaceutical, Inc.........     900      13,959
           *Oncothyreon, Inc......................   4,300      19,479
           *Onyx Pharmaceuticals, Inc.............  29,295   1,100,613
           *Optimer Pharmaceuticals, Inc..........   5,191      65,562
           *OraSure Technologies, Inc.............  24,744     217,995
           *Orchid Cellmark, Inc..................   2,337       6,520
           #*Orexigen Therapeutics, Inc...........  15,000      46,950
           *Orthofix International N.V............   2,231      76,010
           *Orthovita, Inc........................  10,918      26,312
           #*Osiris Therapeutics, Inc.............   7,183      50,927
            Owens & Minor, Inc....................  31,106   1,071,602
           *Pain Therapeutics, Inc................  21,575     205,178
           *Palomar Medical Technologies, Inc.....  10,711     171,483
           *Par Pharmaceutical Cos., Inc..........  19,720     679,157
           *Parexel International Corp............  29,800     827,248
            Patterson Cos., Inc...................  36,812   1,277,745
           *PDI, Inc..............................   6,607      57,283
            PDL BioPharma, Inc....................  49,250     316,185
            PerkinElmer, Inc......................  63,798   1,803,569
           *Pernix Therapeutics Holdings, Inc.....     733       8,759

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CONTINUED


                                                            Shares      Value+
                                                            ------      -----

  Health Care -- (Continued)............................
    #Perrigo Co.........................................     8,500 $   768,060
     Pfizer, Inc........................................ 1,430,226  29,977,537
     Pharmaceutical Products Development Service, Inc...    50,678   1,563,416
    *Pharmasset, Inc....................................     1,300     131,911
    *PharMerica Corp....................................    16,573     218,101
    *PHC, Inc...........................................     8,680      21,006
    *Pozen, Inc.........................................     6,118      38,176
    *Progenics Pharmaceuticals, Inc.....................    17,556     130,090
    *ProPhase Labs, Inc.................................     4,505       4,956
    *Providence Service Corp............................     6,862     101,146
    *pSivida Corp.......................................     9,634      42,101
    #*PSS World Medical, Inc............................    25,580     735,681
    #Quality Systems, Inc...............................     4,600     412,712
     Quest Diagnostics, Inc.............................    30,166   1,700,759
    *Questcor Pharmaceuticals, Inc......................    23,700     485,850
    #*Quidel Corp.......................................    15,040     199,581
    *RadNet, Inc........................................     7,100      26,057
    *Regeneration Technologies, Inc.....................    22,950      66,555
    *Regeneron Pharmaceuticals, Inc.....................    13,800     705,318
    *RehabCare Group, Inc...............................    12,009     451,178
    *Repligen Corp......................................    15,535      62,451
    #*ResMed, Inc.......................................    18,400     586,776
    *Rigel Pharmaceuticals, Inc.........................    27,866     253,859
    *Rochester Medical Corp.............................     5,857      67,648
    #*Rockwell Medical Technologies, Inc................     4,331      44,479
    #*Salix Pharmaceuticals, Ltd........................    20,432     802,773
    #*Sangamo BioSciences, Inc..........................     7,748      55,631
    *Santarus, Inc......................................    17,297      53,794
    *Savient Pharmaceuticals, Inc.......................    11,600     134,676
    *SciClone Pharmaceuticals, Inc......................    24,968     110,109
    #*Seattle Genetics, Inc.............................    19,300     320,573
    *Select Medical Holdings Corp.......................    35,364     315,447
    #*Sequenom, Inc.....................................    10,153      71,579
    *Sirona Dental Systems, Inc.........................    26,400   1,506,648
    *Skilled Healthcare Group, Inc......................    11,015     133,502
    *Solta Medical, Inc.................................    30,860     112,022
    *SonoSite, Inc......................................     7,686     266,704
     Span-American Medical System, Inc..................     1,468      22,255
    *Spectranetics Corp.................................    19,200     109,248
    *Spectrum Pharmaceuticals, Inc......................    20,600     185,400
     St. Jude Medical, Inc..............................    17,232     920,878
    *Staar Surgical Co..................................    10,301      57,171
    *Stereotaxis, Inc...................................    18,700      72,743
     Steris Corp........................................    23,512     847,372
    *Strategic Diagnostics, Inc.........................     7,207      17,225
     Stryker Corp.......................................    19,354   1,141,886
    *Sucampo Pharmaceuticals, Inc.......................     7,118      31,889
    *Sun Healthcare Group, Inc..........................    12,035     141,893
    *Sunrise Senior Living, Inc.........................    27,216     282,502
    *SuperGen, Inc......................................    28,900      78,319
    *SurModics, Inc.....................................     8,251     126,735
    *Symmetry Medical, Inc..............................    18,066     179,757
    *Synovis Life Technologies, Inc.....................     5,977     121,871
    *Synta Pharmaceuticals Corp.........................    12,130      73,629
    #*Targacept, Inc....................................     8,718     210,801
    *Team Health Holdings, Inc..........................     3,448      68,546
    *Techne Corp........................................     4,502     349,850
     Teleflex, Inc......................................    23,700   1,493,337
    *Tenet Healthcare Corp..............................    75,000     519,750
    #*Theravance, Inc...................................    16,000     444,000
    *Thermo Fisher Scientific, Inc......................    76,021   4,560,500

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CONTINUED


                                                   Shares       Value+
                                                   ------       -----

          Health Care -- (Continued).............
            *Thoratec Corp.......................  12,300 $    377,610
            *TomoTherapy, Inc....................  28,937      132,531
            *TranS1, Inc.........................   8,700       43,326
            *Transcend Services, Inc.............   5,506      132,860
            *Transcept Pharmaceuticals, Inc......   9,307       93,535
            *Trimeris, Inc.......................   8,305       21,012
            *Triple-S Management Corp............  10,567      221,273
             U.S. Physical Therapy, Inc..........   6,800      165,580
            #*United Therapeutics Corp...........  12,795      856,753
             UnitedHealth Group, Inc............. 207,950   10,237,378
             Universal American Corp.............  41,215      952,066
             Universal Health Services, Inc......  43,842    2,401,665
             Utah Medical Products, Inc..........   1,701       47,322
            *Vanda Pharmaceuticals, Inc..........   4,800       38,640
            *Varian Medical Systems, Inc.........   7,597      533,309
            *Vascular Solutions, Inc.............   8,249      105,422
            #*VCA Antech, Inc....................  16,610      408,606
            #*Vertex Pharmaceuticals, Inc........  13,281      730,721
            *Vical, Inc..........................  27,949      105,088
            *Viropharma, Inc.....................  41,867      807,614
            *Vital Images, Inc...................   7,596      141,589
            #*Vivus, Inc.........................  30,844      239,966
            *Volcano Corp........................  18,493      493,023
            *Warner Chilcott P.L.C...............  10,620      244,791
            *Waters Corp.........................   7,000      686,000
            #*Watson Pharmaceuticals, Inc........  33,494    2,077,298
            *WellCare Health Plans, Inc..........  23,299    1,020,729
             WellPoint, Inc......................  83,721    6,428,936
             West Pharmaceutical Services, Inc...  18,512      874,507
            *Wright Medical Group, Inc...........  19,658      324,947
            *XenoPort, Inc.......................  11,150       91,207
             Young Innovations, Inc..............   4,058      125,879
            *Zalicus, Inc........................  42,396      129,732
            *Zimmer Holdings, Inc................  34,396    2,244,339
            *Zoll Medical Corp...................  12,239      693,707
                                                          ------------
          Total Health Care......................          273,286,751
                                                          ------------

          Industrials -- (13.1%).................
            *3D Systems Corp.....................  11,189      466,805
             3M Co...............................  35,410    3,442,206
             A.O. Smith Corp.....................  20,772      913,345
            *A.T. Cross Co.......................   1,727       19,325
            #*A123 Systems, Inc..................  27,724      167,453
            #AAON, Inc...........................   9,400      308,790
            *AAR Corp............................  21,700      565,068
             ABM Industries, Inc.................  29,162      709,220
            *Acacia Technologies Group...........  11,041      453,896
            *ACCO Brands Corp....................  22,615      219,592
             Aceto Corp..........................  13,959      111,812
             Actuant Corp. Class A...............  36,200    1,004,912
             Acuity Brands, Inc..................  17,733    1,042,700
            *Advisory Board Co. (The)............   5,450      254,624
            *Aecom Technology Corp...............  56,763    1,547,359
            *AeroCentury Corp....................     372        4,494
            *Aerovironment, Inc..................  11,397      326,524
            #*AGCO Corp..........................  45,657    2,628,930
            #*Air Transport Services Group, Inc..  33,664      275,372
             Aircastle, Ltd......................  37,400      466,004
            #*AirTran Holdings, Inc..............  71,500      536,965
             Alamo Group, Inc....................   6,558      187,624
            *Alaska Air Group, Inc...............  20,384    1,342,694

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CONTINUED

                                                     Shares     Value+
                                                     ------     -----

          Industrials -- (Continued)................
             Albany International Corp.............. 15,300 $  387,243
             Alexander & Baldwin, Inc............... 22,363  1,178,530
            #Allegiant Travel Co....................  9,356    419,804
            #*Alliant Techsystems, Inc..............  3,426    242,047
            *Allied Defense Group, Inc..............  2,821      9,591
            *Allied Motion Technologies, Inc........  2,427     17,062
            *Altra Holdings, Inc.................... 15,430    391,768
            *Amerco, Inc............................ 10,722  1,090,642
            *American Railcar Industries, Inc....... 15,398    436,225
            *American Reprographics Co.............. 23,085    206,611
             American Science & Engineering, Inc....  4,048    356,629
            #*American Superconductor Corp..........  3,700     43,845
             American Woodmark Corp.................  8,341    169,406
             Ameron International Corp..............  5,071    356,694
             Ametek, Inc............................  6,663    306,765
             Ampco-Pittsburgh Corp..................  5,600    150,472
            #*AMR Corp.............................. 57,998    340,448
            *AMREP Corp.............................  3,060     30,294
            *APAC Customer Services, Inc............ 27,774    158,590
             Apogee Enterprises, Inc................ 15,985    228,266
             Applied Industrial Technologies, Inc... 25,700    906,182
            *Argan, Inc.............................  6,042     56,795
             Arkansas Best Corp..................... 16,400    377,364
            *Armstrong World Industries, Inc........ 34,300  1,534,925
            *Ascent Solar Technologies, Inc......... 13,789     22,200
            *Astec Industries, Inc.................. 12,000    465,360
            *Astronics Corp.........................  4,639    120,614
            *Atlas Air Worldwide Holdings, Inc...... 14,139    974,318
             Avery Dennison Corp.................... 20,435    852,957
            #*Avis Budget Group, Inc................ 54,700  1,037,112
             AZZ, Inc...............................  6,833    299,149
            *Babcock & Wilcox Co. (The).............  1,632     51,261
            #Badger Meter, Inc......................  6,600    250,206
            *Baker (Michael) Corp...................  4,466    110,042
            #Barnes Group, Inc...................... 28,500    705,090
             Barrett Business Services, Inc.........  4,910     79,149
            *BE Aerospace, Inc...................... 49,917  1,926,297
            *Beacon Roofing Supply, Inc............. 23,940    534,341
             Belden, Inc............................ 24,900    946,947
            *Blount International, Inc.............. 18,386    305,208
            *BlueLinx Holdings, Inc................. 11,600     41,992
             Boeing Co. (The)....................... 26,650  2,126,137
             Brady Co. Class A...................... 25,954    978,725
            *Breeze-Eastern Corp....................  3,679     31,419
             Briggs & Stratton Corp................. 26,600    627,494
             Brink's Co. (The)...................... 27,082    893,977
            *Broadwind Energy, Inc.................. 11,600     19,140
            *BTU International, Inc.................  3,282     37,382
             Bucyrus International, Inc............. 13,659  1,249,116
            *Builders FirstSource, Inc.............. 19,236     50,975
             C.H. Robinson Worldwide, Inc...........  7,700    617,386
            *CAI International, Inc................. 11,766    296,033
            *Carlisle Cos., Inc..................... 35,529  1,760,107
             Cascade Corp...........................  6,677    305,807
            *Casella Waste Systems, Inc............. 13,436     90,827
             Caterpillar, Inc....................... 31,000  3,577,710
            #*CBIZ, Inc............................. 34,751    254,725
             CDI Corp............................... 10,200    151,164
            *CECO Environmental Corp................  7,063     40,330
            *Celadon Group, Inc..................... 12,200    180,194
            #*Cenveo, Inc........................... 18,000    116,640

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CONTINUED

                                                     Shares     Value+
                                                     ------     -----

          Industrials -- (Continued)...............
            *Ceradyne, Inc.........................  16,200 $  759,132
            *Champion Industries, Inc..............     700      1,120
            *Chart Industries, Inc.................  16,814    817,329
             Chase Corp............................   3,920     64,798
             Cintas Corp...........................  37,900  1,176,795
             CIRCOR International, Inc.............   9,167    416,457
             CLAROC, Inc...........................  22,706  1,026,084
            #*Clean Harbors, Inc...................  10,153  1,000,070
            *Coleman Cable, Inc....................   5,021     50,310
            *Colfax Corp...........................  21,189    462,980
            *Columbus McKinnon Corp................  10,610    212,200
            *Comarco, Inc..........................   2,461        886
             Comfort Systems USA, Inc..............  19,901    242,991
            *Command Security Corp.................     900      1,530
            *Commercial Vehicle Group, Inc.........   6,508    112,328
             CompX International, Inc..............     294      4,131
            *Consolidated Graphics, Inc............   6,114    343,301
             Con-way, Inc..........................  29,093  1,132,300
             Cooper Industries P.L.C...............  27,848  1,836,576
            *Copart, Inc...........................  26,025  1,180,754
             Corporate Executive Board Co..........   6,842    272,654
            *Corrections Corp. of America..........  58,219  1,449,071
            *CoStar Group, Inc.....................  10,806    735,024
             Courier Corp..........................   8,171    111,943
             Covanta Holding Corp..................  81,361  1,396,968
            *Covenant Transportation Group, Inc....   5,187     49,484
            *CPI Aerostructures, Inc...............   3,137     43,636
            *CRA International, Inc................   6,409    182,336
             Crane Co..............................  26,413  1,318,273
             CSX Corp..............................  72,504  5,705,340
             Cubic Corp............................  14,617    790,487
             Cummins, Inc..........................  12,936  1,554,648
             Curtiss-Wright Corp...................  25,232    838,964
             Danaher Corp..........................  50,038  2,764,099
             Deere & Co............................   7,500    731,250
            *Delta Air Lines, Inc.................. 133,200  1,382,616
             Deluxe Corp...........................   9,429    255,337
            *DigitalGlobe, Inc.....................  25,148    729,292
            *Dollar Thrifty Automotive Group, Inc..  13,100    902,983
             Donaldson Co., Inc....................   6,100    373,503
             Dover Corp............................  48,861  3,324,502
             Ducommun, Inc.........................   5,471    124,465
             Dun & Bradstreet Corp. (The)..........   8,595    706,337
            *DXP Enterprises, Inc..................   8,133    213,491
            *Dycom Industries, Inc.................  19,100    283,826
             Dynamic Materials Corp................   7,427    193,251
            #*Eagle Bulk Shipping, Inc.............  32,588    111,777
             Eastern Co............................   1,960     37,240
             Eaton Corp............................  53,580  2,868,137
             Ecology & Environment, Inc. Class A...     903     17,663
            *EMCOR Group, Inc......................  38,153  1,181,598
             Emerson Electric Co...................  39,660  2,409,742
             Encore Wire Corp......................  15,183    423,758
            #*Ener1, Inc...........................  17,432     44,103
            #*Energy Conversion Devices, Inc.......  25,926     51,852
            #*Energy Recovery, Inc.................  25,622     79,172
             EnergySolutions, Inc..................  47,161    266,460
            #*EnerNOC, Inc.........................   8,718    156,139
            *EnerSys...............................  26,510  1,004,464
             Ennis, Inc............................  14,384    268,693
            *EnPro Industries, Inc.................  11,394    456,672

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CONTINUED

                                                         Shares      Value+
                                                         ------      -----

    Industrials -- (Continued).......................
       Equifax, Inc..................................    32,900 $ 1,234,737
       ESCO Technologies, Inc........................    13,528     496,207
       Espey Manufacturing & Electronics Corp........     1,611      43,819
      *Esterline Technologies Corp...................    17,626   1,265,547
      #*Excel Maritime Carriers, Ltd.................    44,820     179,728
       Expeditors International of Washington, Inc...    14,733     799,560
      *Exponent, Inc.................................     7,570     324,829
      *Express-1 Expedited Solutions, Inc............    15,100      35,636
      #Fastenal Co...................................     9,842     660,300
       Federal Signal Corp...........................    35,754     241,339
       FedEx Corp....................................    57,051   5,458,069
      *Flanders Corp.................................    11,193      40,854
      *Flow International Corp.......................    27,547     118,728
       Flowserve Corp................................     8,700   1,101,594
       Fluor Corp....................................    21,570   1,508,606
       Forward Air Corp..............................    12,849     431,983
      *Foster Wheeler AG.............................       100       3,557
      *Franklin Covey Co.............................    10,869     100,212
       Franklin Electric Co., Inc....................    12,475     562,747
      *Freightcar America, Inc.......................     7,900     236,842
      *Frozen Food Express Industries................     5,523      20,380
      #*FTI Consulting, Inc..........................    23,814     950,179
      *Fuel Tech, Inc................................    12,609     102,259
      *Furmanite Corp................................    20,331     170,374
       G & K Services, Inc. Class A..................    10,352     342,651
       Gardner Denver Machinery, Inc.................    25,600   2,212,096
       GATX Corp.....................................    29,300   1,238,511
      *Genco Shipping & Trading, Ltd.................    13,300     111,587
      *Gencor Industries, Inc........................     1,500      11,400
      #*GenCorp, Inc.................................    23,368     152,593
      #*General Cable Corp...........................    29,074   1,410,089
       General Dynamics Corp.........................    59,774   4,352,743
       General Electric Co........................... 1,974,260  40,373,617
      *Genesee & Wyoming, Inc........................    18,478   1,145,266
      *Genpact, Ltd..................................     3,375      54,304
      *GEO Group, Inc. (The).........................    34,904     931,239
      *GeoEye, Inc...................................    11,666     432,692
      *Gibraltar Industries, Inc.....................    18,000     210,240
      *Global Power Equipment Group, Inc.............     3,106      87,807
       Goodrich Corp.................................    24,223   2,140,586
       Gorman-Rupp Co. (The).........................     9,000     364,050
      *GP Strategies Corp............................     8,569     112,168
      *Graco, Inc....................................     8,200     410,246
      *Graftech International, Ltd...................    29,880     693,216
       Graham Corp...................................     5,151     117,855
       Granite Construction, Inc.....................    20,376     553,820
       Great Lakes Dredge & Dock Corp................    31,085     231,583
      *Greenbrier Cos., Inc..........................    13,563     367,150
      *Griffon Corp..................................    33,968     432,752
      *H&E Equipment Services, Inc...................    18,474     367,633
       Hardinge, Inc.................................     4,942      63,999
      *Harsco Corp...................................    42,816   1,524,250
      *Hawaiian Holdings, Inc........................    32,942     192,711
       Healthcare Services Group, Inc................    22,983     408,178
       Heartland Express, Inc........................    40,595     700,264
      #HEICO Corp....................................     8,719     419,895
       HEICO Corp. Class A...........................    18,706     665,194
       Heidrick & Struggles International, Inc.......     9,145     213,993
      *Heritage-Crystal Clean, Inc...................     1,500      25,425
       Herman Miller, Inc............................    13,000     338,260
      *Hertz Global Holdings, Inc....................   126,584   2,178,511

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CONTINUED

                                                       Shares     Value+
                                                       ------     -----

        Industrials -- (Continued)...................
          *Hexcel Corp...............................  50,628 $1,090,021
          *Hill International, Inc...................  21,075    106,850
           HNI Corp..................................  23,255    639,978
          #*Hoku Corp................................  21,898     44,672
           Honeywell International, Inc..............  37,342  2,286,451
           Horizon Lines, Inc........................  28,700     50,799
           Houston Wire & Cable Co...................   9,821    164,895
          *Hub Group, Inc. Class A...................  19,321    778,250
           Hubbell, Inc. Class A.....................   1,849    121,109
           Hubbell, Inc. Class B.....................  23,811  1,666,532
          *Hudson Highland Group, Inc................  15,198     91,644
          #*Huntington Ingalls Industries, Inc.......   9,090    363,600
          *Hurco Cos., Inc...........................   3,300    107,151
          *Huron Consulting Group, Inc...............  10,999    316,771
          *ICF International, Inc....................   9,887    240,847
          *Identive Group, Inc.......................   9,181     31,766
          *IDEX Corp.................................  39,435  1,850,290
          *IHS, Inc..................................   7,882    695,508
          *II-VI, Inc................................  15,393    890,485
           Illinois Tool Works, Inc..................  34,613  2,021,745
           Ingersoll-Rand P.L.C......................  63,013  3,182,156
          #*Innerworkings, Inc.......................  23,344    209,396
          *Innotrac Corp.............................     558        831
          *Innovative Solutions & Support, Inc.......  12,137     68,817
          *Insituform Technologies, Inc..............  21,896    554,188
           Insperity, Inc............................  12,723    385,380
           Insteel Industries, Inc...................  10,242    152,913
          *Integrated Electrical Services, Inc.......   2,555      8,636
           Interface, Inc. Class A...................  26,921    501,807
          *Interline Brands, Inc.....................  18,021    380,604
           International Shipholding Corp............   2,971     71,274
           Intersections, Inc........................  10,040    151,102
          #Iron Mountain, Inc........................  53,489  1,703,625
           ITT Industries, Inc.......................  52,983  3,061,888
          *J.B. Hunt Transport Services, Inc.........   9,866    470,411
          #*Jacobs Engineering Group, Inc............  28,620  1,419,838
          #*JetBlue Airways Corp..................... 182,640  1,033,742
           John Bean Technologies Corp...............   6,569    132,759
          *Joy Global, Inc...........................   8,039    811,537
          *Kadant, Inc...............................   7,309    225,483
           Kaman Corp. Class A.......................  14,000    520,800
          *Kansas City Southern......................  45,300  2,632,383
          *KAR Auction Services, Inc.................  10,935    213,232
           Kaydon Corp...............................  18,594    719,588
           KBR, Inc..................................  28,579  1,096,576
          *Kelly Services, Inc. Class A..............  19,065    364,332
           Kennametal, Inc...........................  43,147  1,821,666
          *Key Technology, Inc.......................   1,967     36,606
          *Kforce, Inc...............................  22,555    352,986
           Kimball International, Inc. Class B.......  14,644    109,537
          *Kirby Corp................................  28,881  1,639,863
           Knight Transportation, Inc................  44,144    795,033
           Knoll, Inc................................  16,175    317,515
          *Korn/Ferry International..................  26,700    552,957
          *Kratos Defense & Security Solutions, Inc..  10,786    147,445
           L.S. Starrett Co. Class A.................   2,270     31,122
           L-3 Communications Holdings, Inc..........  21,691  1,739,401
          *LaBarge, Inc..............................  11,826    226,350
          *Ladish Co., Inc...........................  10,110    573,237
          *Landstar System, Inc......................   7,900    374,460
           Lawson Products, Inc......................   4,795    105,634

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CONTINUED


                                                      Shares     Value+
                                                      ------     -----

        Industrials -- (Continued)...................
          *Layne Christensen Co...................... 10,386 $  309,087
           LB Foster Co. Class A.....................  5,480    233,229
          *LECG Corp.................................  2,369        175
           Lennox International, Inc.................  8,500    413,185
           LIncoln Electric Holdings, Inc............ 20,291  1,594,467
          #Lindsay Corp..............................  6,563    481,199
          *LMI Aerospace, Inc........................  5,925    118,796
          #Lockheed Martin Corp...................... 12,684  1,005,207
           LSI Industries, Inc....................... 16,278    134,945
          *Lydall, Inc...............................  7,962     77,630
          *M&F Worldwide Corp........................  9,523    238,932
          *Magnetek, Inc.............................  3,799      8,054
          #Manitowoc Co., Inc. (The)................. 69,403  1,540,053
           Manpower, Inc............................. 19,623  1,300,024
           Marten Transport, Ltd..................... 13,600    304,096
          #Masco Corp................................ 96,930  1,300,801
          *MasTec, Inc............................... 46,028  1,043,915
          *McDermott International, Inc..............  8,764    202,361
           McGrath Rentcorp.......................... 14,069    399,419
          *Meritor, Inc.............................. 41,800    719,378
          *Metalico, Inc............................. 27,446    174,008
           Met-Pro Corp.............................. 11,066    131,575
          *MFRI, Inc.................................  2,769     28,659
          *Middleby Corp.............................  7,998    717,181
           Miller Industries, Inc....................  5,711     90,348
           Mine Safety Appliances Co................. 20,200    801,536
          *Mistras Group, Inc........................ 15,457    283,172
          #*Mobile Mini, Inc......................... 19,927    496,382
          *Monster Worldwide, Inc.................... 68,841  1,129,681
          *Moog, Inc................................. 22,248    981,582
          *Moog, Inc. Class B........................  2,246     99,296
          *MSC Industrial Direct Co., Inc. Class A...  7,500    536,925
           Mueller Industries, Inc................... 20,170    789,050
           Mueller Water Products, Inc............... 87,185    383,614
           Multi-Color Corp..........................  6,695    138,319
          *MYR Group, Inc............................ 11,534    287,543
           NACCO Industries, Inc. Class A............  3,640    383,037
           National Presto Industries, Inc...........  4,391    487,533
           National Technical Systems, Inc...........  4,506     33,525
          *Navigant Consulting, Inc.................. 24,300    283,095
          *Navistar International Corp...............  7,152    497,207
         .#*NIVS IntelliMedia Technology Group, Inc.. 18,664     41,246
          *NN, Inc...................................  9,227    161,749
           Nordson Corp.............................. 21,100  1,202,067
           Norfolk Southern Corp..................... 67,170  5,016,256
           Northrop Grumman Corp..................... 56,649  3,603,443
          *Northwest Pipe Co.........................  4,768    114,718
          *Ocean Power Technologies, Inc.............  4,294     20,912
          *Old Dominion Freight Line, Inc............ 31,643  1,184,081
          *Omega Flex, Inc...........................  3,089     43,586
          *On Assignment, Inc........................ 18,831    206,576
          *Orbital Sciences Corp..................... 31,441    592,034
          *Orion Energy Systems, Inc.................  8,960     32,883
          *Orion Marine Group, Inc...................  8,900     91,937
          *Oshkosh Corp.............................. 46,909  1,485,139
          *Owens Corning, Inc........................ 78,413  2,967,148
          *P.A.M. Transportation Services, Inc.......  3,859     43,877
           PACCAR, Inc............................... 19,500  1,035,645
          #*Pacer International, Inc................. 17,800    106,622
           Pall Corp.................................  3,003    175,495
           Parker Hannifin Corp...................... 22,479  2,120,219

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

          Industrials -- (Continued)..............
            *Park-Ohio Holdings Corp..............   5,516 $  117,601
            *Patrick Industries, Inc..............   1,800      4,284
            *Patriot Transportation Holding, Inc..   4,416    111,327
             Pentair, Inc.........................  54,974  2,207,756
            *PGT, Inc.............................  21,713     53,848
            *Pike Electric Corp...................  15,413    156,596
            *Pinnacle Airlines Corp...............   9,030     49,214
            #Pitney Bowes, Inc....................  15,800    388,048
            #*PMFG, Inc...........................   6,857    157,162
            *Polypore International, Inc..........  20,500  1,266,285
            *Powell Industries, Inc...............   5,931    234,393
            *PowerSecure International, Inc.......   9,400     73,790
             Precision Castparts Corp.............  13,600  2,101,472
             Preformed Line Products Co...........   2,515    180,703
            *PRGX Global, Inc.....................  13,286    104,162
             Primoris Services Corp...............  12,474    146,944
             Providence & Worcester Railroad Co...     361      5,772
            *Quality Distribution, Inc............  10,139    120,654
             Quanex Building Products Corp........  19,329    405,136
            *Quanta Services, Inc.................  55,346  1,199,901
             R. R. Donnelley & Sons Co............ 109,230  2,060,078
            *RailAmerica, Inc.....................  19,572    333,115
             Raven Industries, Inc................   7,938    431,510
             Raytheon Co..........................  64,272  3,120,406
            *RBC Bearings, Inc....................  12,047    472,965
            *RCM Technologies, Inc................   4,621     26,109
            *Real Goods Solar, Inc................   1,125      2,914
             Regal-Beloit Corp....................  20,939  1,586,967
            *Republic Airways Holdings, Inc.......  25,947    139,984
             Republic Services, Inc...............  66,589  2,105,544
             Resources Connection, Inc............  24,479    362,044
             Robbins & Myers, Inc.................  23,321  1,013,764
            #Robert Half International, Inc.......   8,504    257,926
             Rockwell Automation, Inc.............  22,800  1,986,564
             Rockwell Collins, Inc................  11,058    697,760
            *Rollins, Inc.........................   7,428    155,765
             Roper Industries, Inc................  27,824  2,406,498
            #*RSC Holdings, Inc...................  50,146    660,423
            *Rush Enterprises, Inc. Class A.......  15,190    320,053
            *Rush Enterprises, Inc. Class B.......   1,308     24,198
             Ryder System, Inc....................  34,100  1,824,350
            *Saia, Inc............................   8,464    140,502
            *Sauer-Danfoss, Inc...................  21,100  1,245,533
             Schawk, Inc..........................  15,296    288,483
            *School Specialty, Inc................   9,782    144,871
             Seaboard Corp........................     346    825,902
            *Servotronics, Inc....................     212      1,943
            *SFN Group, Inc.......................  27,998    294,819
            *Shaw Group, Inc......................  38,137  1,483,529
             SIFCO Industries, Inc................   1,400     23,072
             Simpson Manufacturing Co., Inc.......  26,750    746,860
             SkyWest, Inc.........................  43,600    720,708
            *SL Industries, Inc...................   4,400     93,148
             Southwest Airlines Co................ 261,437  3,071,885
            *Sparton Corp.........................   4,527     36,850
            *Spire Corp...........................   3,100     12,276
            #*Spirit Aerosystems Holdings, Inc....  57,785  1,421,511
             SPX Corp.............................  29,130  2,518,288
            *Standard Parking Corp................   6,064    106,059
             Standard Register Co.................  11,598     39,897
             Standex International Corp...........   7,200    263,232

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
                                                   Shares      Value+
                                                   ------      -----

           Industrials -- (Continued)............
              Steelcase, Inc. Class A............  48,400 $   559,020
             #*Stericycle, Inc...................   7,200     657,216
             *Sterling Construction Co., Inc.....   8,185     122,693
              Sun Hydraulics, Inc................   7,355     341,934
             *SunPower Corp. Class B.............  22,176     473,901
              Superior Uniform Group, Inc........   4,706      53,013
             *SYKES Enterprises, Inc.............  24,985     500,450
             *Sypris Solutions, Inc..............   6,991      35,095
              TAL International Group, Inc.......  17,100     616,455
             *Taser International, Inc...........  32,160     143,434
             *Team, Inc..........................  11,290     281,686
              Technology Research Corp...........   1,125       8,066
             *Tecumseh Products Co. Class A......   6,603      67,615
             *Tecumseh Products Co. Class B......     732       7,305
             *Teledyne Technologies, Inc.........  19,756     997,480
              Tennant Co.........................   8,700     356,874
             *Terex Corp.........................  62,103   2,159,942
             *Tetra Tech, Inc....................  33,548     792,404
              Textainer Group Holdings, Ltd......  26,205     929,229
             #Textron, Inc.......................  71,684   1,870,952
             *Thomas & Betts Corp................  32,200   1,866,634
             *Timken Co..........................  51,800   2,921,002
             #Titan International, Inc...........  20,257     625,739
             *Titan Machinery, Inc...............  10,101     317,777
              Toro Co............................  10,400     706,264
              Towers Watson & Co.................   8,654     496,393
             *Trailer Bridge, Inc................   3,127       7,880
             *TransDigm Group, Inc...............  14,584   1,214,847
             *TRC Cos., Inc......................   7,397      36,985
              Tredegar Industries, Inc...........  12,040     263,435
             *Trex Co., Inc......................   8,091     259,559
             *TriMas Corp........................  16,900     392,249
             #Trinity Industries, Inc............  45,837   1,659,299
              Triumph Group, Inc.................  13,640   1,174,677
             *TrueBlue, Inc......................  23,868     336,061
             *Tufco Technologies, Inc............     400       1,304
              Tutor Perini Corp..................  24,978     665,913
              Twin Disc, Inc.....................   8,316     283,326
              Tyco International, Ltd............  93,676   4,565,768
             *U.S. Home Systems, Inc.............   1,540       7,931
             *Ultralife Corp.....................   9,810      43,164
              UniFirst Corp......................   9,100     471,016
              Union Pacific Corp................. 100,059  10,353,105
             *United Capital Corp................   2,367      64,501
             *United Continental Holdings, Inc...  57,927   1,321,894
              United Parcel Service, Inc.........  21,474   1,609,906
             #*United Rentals, Inc...............  29,980     882,012
              United Stationers, Inc.............  12,900     929,574
              United Technologies Corp...........  45,166   4,045,970
              Universal Forest Products, Inc.....  10,715     345,987
             *Universal Truckload Services, Inc..   8,839     140,010
             *UQM Technologies, Inc..............  11,412      31,839
             *URS Corp...........................  40,913   1,830,857
             #*US Airways Group, Inc.............  56,940     517,585
              US Ecology, Inc....................  10,235     187,915
             *USA Truck, Inc.....................   6,887      85,743
             #*USG Corp..........................  54,204     835,826
              UTi Worldwide, Inc.................  46,470   1,041,393
              Valmont Industries, Inc............  12,765   1,344,154
             *Verisk Analytics, Inc. Class A.....     839      27,603
             *Versar, Inc........................   3,144       9,589

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
                                                   Shares       Value+
                                                   ------       -----

         Industrials -- (Continued)..............
            Viad Corp............................  11,000 $    272,910
            Vicor Corp...........................  14,937      249,597
            Virco Manufacturing Corp.............   2,861        8,755
           *Vishay Precision Group, Inc..........   9,403      155,150
           *Volt Information Sciences, Inc.......   9,601      103,211
            VSE Corp.............................   2,300       64,837
            W.W. Grainger, Inc...................   5,290      801,964
           *Wabash National Corp.................  17,000      187,510
           *Wabtec Corp..........................  19,933    1,422,818
           #*Waste Connections, Inc..............  64,237    1,976,572
            Waste Management, Inc................  39,172    1,545,727
           #Watsco, Inc. Class A.................  12,525      887,897
            Watsco, Inc. Class B.................   1,750      124,198
            Watts Water Technologies, Inc........  17,197      665,524
           *WCA Waste Corp.......................   7,146       42,662
           #Werner Enterprises, Inc..............  41,413    1,083,778
           *WESCO International, Inc.............  22,727    1,407,938
           *Willdan Group, Inc...................   3,100       13,516
           *Willis Lease Finance Corp............   3,716       49,014
           *Woodward, Inc........................  21,901      811,432
                                                          ------------
         Total Industrials.......................          369,055,566
                                                          ------------

         Information Technology -- (13.2%).......
           *Accelrys, Inc........................  28,464      215,472
           *Accenture P.L.C. Class A.............  18,101    1,034,110
           *ACI Worldwide, Inc...................  15,359      507,461
           *Acme Packet, Inc.....................  22,829    1,885,904
           *Acorn Energy, Inc....................   5,004       20,266
            Activision Blizzard, Inc............. 152,687    1,739,105
           *Actuate Corp.........................  32,492      189,428
           *Acxiom Corp..........................  44,709      650,963
           *ADDvantage Technologies Group, Inc...   2,391        7,436
           *Adept Technology, Inc................   2,563        9,637
           *Adobe Systems, Inc...................  26,900      902,495
           *ADPT Corp............................  71,658      204,942
           #*Adtran, Inc.........................  25,300    1,044,131
           *Advanced Analogic Technologies, Inc..  19,564       83,343
           *Advanced Energy Industries, Inc......  22,700      321,205
           #*Advanced Micro Devices, Inc......... 107,092      974,537
           #*Advent Software, Inc................  14,600      397,558
           *Aetrium, Inc.........................   2,711        4,744
           *Agilysys, Inc........................  11,700       61,074
           *Akamai Technologies, Inc.............   7,223      248,760
           #*Alliance Data Systems Corp..........   4,550      432,250
            Altera Corp..........................  22,000    1,071,400
           *Amdocs, Ltd..........................  51,455    1,582,241
            American Software, Inc. Class A......  13,044      101,482
           #*Amkor Technology, Inc............... 110,084      737,563
            Amphenol Corp........................   9,871      551,888
           *Amtech Systems, Inc..................   5,151      117,855
           *Anadigics, Inc.......................  35,398      138,406
            Analog Devices, Inc..................  15,800      636,898
           *Anaren, Inc..........................   7,799      129,385
           #*Ancestry.com, Inc...................  14,414      658,720
            Anixter International, Inc...........  17,600    1,322,464
           *Ansys, Inc...........................  16,810      929,425
           *AOL, Inc.............................  57,745    1,176,843
           *Apple, Inc...........................  33,228   11,570,986
            Applied Materials, Inc............... 132,533    2,079,443
           *Applied Micro Circuits Corp..........  36,093      378,255
           *Ariba, Inc...........................  42,870    1,490,590

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
                                                     Shares     Value+
                                                     ------     -----

          Information Technology -- (Continued)....
            *Arris Group, Inc......................  79,642 $  955,704
            *Arrow Electronics, Inc................  50,289  2,292,676
            *Aruba Networks, Inc...................  22,400    804,832
            #*AsiaInfo-Linkage, Inc................   9,900    187,110
            *Aspen Technology, Inc.................   2,700     40,473
             Astro-Med, Inc........................   2,946     22,949
            *Atheros Communications, Inc...........  30,994  1,390,391
            *Atmel Corp............................ 151,613  2,319,679
            #*ATMI, Inc............................  17,507    348,564
            *ATS Corp..............................     500      2,350
            *AuthenTec, Inc........................  18,897     54,990
            *Autodesk, Inc.........................  17,600    791,648
             Automatic Data Processing, Inc........  21,526  1,169,938
            *Aviat Networks, Inc...................  31,310    160,307
            *Avid Technology, Inc..................  20,603    382,804
            *Avnet, Inc............................  43,200  1,569,024
             AVX Corp.............................. 104,796  1,709,223
            *Aware, Inc............................   4,426     14,960
            *Axcelis Technologies, Inc.............  55,891    104,516
            *AXT, Inc..............................  17,605    123,059
             Bel Fuse, Inc. Class A................   1,600     36,800
             Bel Fuse, Inc. Class B................   5,833    117,418
            *Benchmark Electronics, Inc............  43,000    726,700
            *BigBand Networks, Inc.................  33,658     86,164
             Black Box Corp........................  13,400    468,196
             Blackbaud, Inc........................  11,000    304,260
            #*Blackboard, Inc......................  14,861    714,963
            *Blue Coat Systems, Inc................  22,738    654,854
            *BMC Software, Inc.....................  14,285    717,536
            *Bottomline Technologies, Inc..........  17,275    479,899
            *Brightpoint, Inc......................  43,276    437,953
            *Broadcom Corp.........................  27,900    981,522
             Broadridge Financial Solutions, Inc...  27,575    640,843
            *BroadVision, Inc......................      96      1,289
            *Brocade Communications Systems, Inc... 237,192  1,482,450
            *Brooks Automation, Inc................  35,754    437,271
            *Bsquare Corp..........................   5,039     35,827
             CA, Inc...............................  71,871  1,767,308
            *Cabot Microelectronics Corp...........  13,168    643,257
            *CACI International, Inc...............  16,048    980,693
            *Cadence Design Systems, Inc...........  83,795    869,792
            *CalAmp Corp...........................   4,886     15,586
            *Calix, Inc............................   3,408     74,499
            *Callidus Software, Inc................  13,723     94,826
            *Cardtronics, Inc......................  10,510    223,337
            *Cascade Microtech, Inc................   3,846     25,345
             Cass Information Systems, Inc.........   4,715    188,223
            *Cavium Networks, Inc..................   9,900    467,478
            *CEVA, Inc.............................  11,625    355,492
            *Checkpoint Systems, Inc...............  21,600    454,896
            *China Information Technology, Inc.....  26,221     68,699
            *Chyron International Corp.............   2,064      4,272
            *Ciber, Inc............................  38,227    218,658
            *Ciena Corp............................  29,473    832,318
            *Cirrus Logic, Inc.....................  37,222    616,396
             Cisco Sytems, Inc..................... 289,961  5,091,715
            *Citrix Systems, Inc...................  13,200  1,113,288
            *Clearfield, Inc.......................   7,734     45,553
             Cognex Corp...........................  24,800    775,744
            *Cognizant Technology Solutions Corp...  11,248    932,459
            *Cogo Group, Inc.......................  20,432    167,747

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
                                                    Shares     Value+
                                                    ------     -----

           Information Technology -- (Continued)..
             *Coherent, Inc.......................  15,397 $  962,466
              Cohu, Inc...........................  12,672    182,604
              Communications Systems, Inc.........   6,432    102,269
             *CommVault Systems, Inc..............  10,838    426,909
              Computer Sciences Corp..............  57,400  2,926,252
             *Computer Task Group, Inc............   9,689    143,882
             *Compuware Corp...................... 119,755  1,356,824
             *comScore, Inc.......................  13,311    396,801
              Comtech Telecommunications Corp.....  15,497    438,565
             *Comverge, Inc.......................   8,800     33,968
             *Concur Technologies, Inc............  10,629    615,100
             *Concurrent Computer Corp............   3,068     18,193
             #*Constant Contact, Inc..............   3,900    108,069
             *Convergys Corp......................  67,377    976,966
             *CoreLogic, Inc......................  51,798    953,601
             *Corning, Inc........................ 285,179  5,971,648
             *Cray, Inc...........................  20,016    134,508
             #*Cree, Inc..........................  19,200    782,208
             *CSG Systems International, Inc......  18,740    398,038
             #CTC Media, Inc......................     600     14,142
              CTS Corp............................  13,093    143,892
             *CyberOptics Corp....................   1,680     16,716
             *Cymer, Inc..........................  20,500    986,255
             *Cypress Semiconductor Corp..........  66,500  1,447,040
              Daktronics, Inc.....................  23,397    251,050
             *Datalink Corp.......................   8,156     65,003
             *Dataram Corp........................   2,900      5,539
              DDi Corp............................  11,072    106,402
             *DealerTrack Holdings, Inc...........  22,378    502,610
             *Dell, Inc...........................  74,402  1,153,975
             *Deltek, Inc.........................  14,273    107,047
             *DemandTec, Inc......................   3,400     37,638
             *DG FastChannel, Inc.................  15,306    560,047
             *Dice Holdings, Inc..................  28,908    529,884
             *Diebold, Inc........................  38,527  1,302,213
             *Digi International, Inc.............  13,159    155,408
             *Digimarc Corp.......................   3,840    103,642
             *Digital River, Inc..................  21,575    702,050
             *Diodes, Inc.........................  24,000    821,280
             #*Document Security Systems, Inc.....     200        646
             *Dolby Laboratories, Inc.............   3,951    197,787
             *Dot Hill Systems Corp...............  34,596    102,058
             *DSP Group, Inc......................  11,800     95,344
              DST Systems, Inc....................  20,859  1,028,557
             *DTS, Inc............................   9,245    407,335
             *Dynamics Research Corp..............   4,013     59,633
              Earthlink, Inc......................  56,346    463,164
             *eBay, Inc........................... 111,862  3,848,053
             #*Ebix, Inc..........................  15,631    357,168
             #*Echelon Corp.......................  18,350    174,508
             *Echo Global Logistics, Inc..........   1,959     27,250
             *EchoStar Corp.......................  19,988    741,155
             *Edgewater Technology, Inc...........   2,837      9,277
              Electro Rent Corp...................  14,817    233,368
             *Electro Scientific Industries, Inc..   9,236    151,932
             *Electronic Arts, Inc................  87,719  1,770,169
             *Electronics for Imaging, Inc........  27,200    488,512
             *eLoyalty Corp.......................   2,980     20,622
             *eMagin Corp.........................   2,732     21,993
             *EMC Corp............................ 182,054  5,159,410
             #*EMCORE Corp........................  45,503    118,763

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
                                                         Shares     Value+
                                                         ------     -----

      Information Technology -- (Continued)............
        *EMS Technologies, Inc.........................   8,299 $  209,633
        *Emulex Corp...................................  47,973    464,858
        *EndWave Corp..................................   1,814      4,372
        *Entegris, Inc.................................  77,056    664,993
        *Entorian Technologies, Inc....................     114        456
        #*Entropic Communications, Inc.................  30,050    263,238
        *Epicor Software Corp..........................  35,564    444,550
         EPIQ Systems, Inc.............................  18,626    265,048
        *ePlus, Inc....................................   4,292    118,674
        *Equinix, Inc..................................   6,534    657,712
        *Euronet Worldwide, Inc........................  27,815    521,531
        *Exar Corp.....................................  22,543    137,738
        *ExlService Holdings, Inc......................  15,838    328,163
        *Extreme Networks..............................  44,537    139,401
        *F5 Networks, Inc..............................   6,360    644,650
        #FactSet Research Systems, Inc.................   4,600    503,286
         Fair Isaac Corp...............................  25,297    755,874
        *Fairchild Semiconductor International, Inc....  68,000  1,425,960
        *FalconStor Software, Inc......................  19,668     83,786
        *Faro Technologies, Inc........................   8,630    372,557
        *FEI Co........................................  20,748    673,480
         Fidelity National Information Services, Inc...  93,245  3,086,409
        #*Finisar Corp.................................  17,350    487,361
        #*First Solar, Inc.............................   3,000    418,710
        *Fiserv, Inc...................................  42,000  2,575,020
         FLIR Systems, Inc.............................   9,887    348,220
        *FormFactor, Inc...............................  28,937    300,077
         Forrester Research, Inc.......................  12,300    485,973
        *Frequency Electronics, Inc....................   3,436     35,322
        *FSI International, Inc........................  19,832     91,227
        *Gartner Group, Inc............................  13,847    594,175
        *Gerber Scientific, Inc........................  12,557    120,045
        *Global Cash Access, Inc.......................  27,100     89,430
        *Global Payments, Inc..........................   6,700    356,708
        *Globalscape, Inc..............................   6,092     16,205
        *Globecomm Systems, Inc........................  11,484    164,451
        #*Glu Mobile, Inc..............................   4,941     19,616
        *Google, Inc...................................   9,713  5,284,843
        *GSE Systems, Inc..............................   3,200      7,104
        *GSI Commerce, Inc.............................  24,450    715,651
        *GSI Technology, Inc...........................  14,898    132,741
        #*GT Solar International, Inc..................  37,899    423,332
        *GTSI Corp.....................................     605      2,807
        *Guidance Software, Inc........................   6,777     54,148
        *Hackett Group, Inc............................  19,612     85,116
        *Harmonic, Inc.................................  61,337    507,870
         Harris Corp...................................  27,517  1,461,978
        *Hauppauge Digital, Inc........................   4,900     10,388
         Heartland Payment Systems, Inc................  18,506    369,380
         Hewlett-Packard Co............................ 197,567  7,975,780
        *Hittite Microwave Corp........................   7,700    495,803
        *HSW International, Inc........................     718      3,152
        *Hutchinson Technology, Inc....................   9,663     25,800
        *Hypercom Corp.................................  26,610    318,522
        *I.D. Systems, Inc.............................   6,686     29,953
        *IAC/InterActiveCorp...........................  77,073  2,783,106
        *IEC Electronics Corp..........................   4,588     39,732
         iGATE Corp....................................  21,779    369,372
        #*iGo, Inc.....................................  16,383     48,330
        #*Imation Corp.................................  21,226    217,991
         Imergent, Inc.................................   3,769     25,252

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
                                                     Shares      Value+
                                                     ------      -----

         Information Technology -- (Continued)
           *Immersion Corp.........................  13,724 $    99,362
           *Infinera Corp..........................  54,269     424,384
           *Informatica Corp.......................  17,096     957,547
           *InfoSpace, Inc.........................  21,761     195,849
           *Ingram Micro, Inc. Class A.............  90,600   1,696,938
           *Innodata Isogen, Inc...................  10,723      27,773
           *Insight Enterprises, Inc...............  34,850     598,026
           *Integral Systems, Inc..................   9,000     112,410
           *Integrated Device Technology, Inc......  90,784     738,528
           *Integrated Silicon Solution, Inc.......  14,244     137,597
            Intel Corp............................. 517,438  11,999,387
           *Intellicheck Mobilisa, Inc.............   7,318       7,538
           *Interactive Intelligence, Inc..........   8,542     319,642
            InterDigital, Inc......................  11,147     515,995
           *Intermec, Inc..........................  33,717     387,071
           *Internap Network Services Corp.........  27,725     224,295
            International Business Machines Corp...  45,323   7,731,197
           *International Rectifier Corp...........  42,000   1,451,520
           *Internet Media Services, Inc...........      82          18
           #Intersil Corp. Class A.................  69,407   1,025,141
           *Intevac, Inc...........................  11,559     141,367
           *IntriCon Corp..........................   3,283      15,430
           *Intuit, Inc............................  18,374   1,020,859
           *Inuvo, Inc.............................     800       1,984
           *INX, Inc...............................   3,415      22,198
           *IPG Photonics Corp.....................  19,702   1,368,501
           *Iteris, Inc............................   4,900       6,762
           *Itron, Inc.............................  19,131   1,041,300
           *Ixia...................................  33,193     542,374
           *IXYS Corp..............................  20,163     319,785
           #*j2 Global Communications, Inc.........  21,227     625,347
            Jabil Circuit, Inc..................... 103,665   2,056,714
           *Jack Henry & Associates, Inc...........  18,340     623,010
           *JDA Software Group, Inc................  24,352     798,015
           *JDS Uniphase Corp......................  94,078   1,960,586
           *Juniper Networks, Inc..................  44,728   1,714,424
           *Kemet Corp.............................   8,377     131,770
           *Kenexa Corp............................  12,532     368,691
           *Key Tronic Corp........................   4,896      25,802
            Keynote Systems, Inc...................   7,726     164,873
           *KIT Digital, Inc.......................  16,220     186,692
            KLA-Tencor Corp........................  44,142   1,937,834
           *Knot, Inc. (The).......................  17,814     181,881
           #*Kopin Corp............................  34,239     164,690
           *Kulicke & Soffa Industries, Inc........  38,600     349,716
           *KVH Industries, Inc....................   7,775     101,852
           #*L-1 Identity Solutions, Inc...........  65,800     771,834
           *Lam Research Corp......................  20,375     984,316
           *Lattice Semiconductor Corp.............  73,848     501,428
           *Lawson Software, Inc...................  88,185     976,208
           *LeCroy Corp............................   4,246      55,453
            Lender Processing Services, Inc........   4,350     128,020
           *Lexmark International, Inc.............  35,287   1,138,006
           *LGL Group, Inc.........................   1,209      16,684
           *Limelight Networks, Inc................  58,586     373,193
            Linear Technology Corp.................  19,131     665,759
           *Lionbridge Technologies, Inc...........  15,432      52,006
           *Liquidity Services, Inc................  15,290     297,390
            Littlefuse, Inc........................  11,912     741,046
           *LoJack Corp............................  18,650      85,417
           *LookSmart, Ltd.........................   2,271       4,406

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

          Information Technology -- (Continued)...
            *LoopNet, Inc.........................  18,800 $  349,304
            *Loral Space & Communications, Inc....   9,381    655,732
            *LSI Corp............................. 273,429  2,004,235
            *LTX-Credence Corp....................  26,417    229,035
            *Magma Design Automation, Inc.........  15,000     95,400
            *Manhattan Associates, Inc............  11,370    411,026
            #*ManTech International Corp. Class A.  11,326    497,098
             Marchex, Inc.........................  13,197     93,171
            *Marvell Technology Group, Ltd........ 100,422  1,549,511
             MasterCard, Inc. Class A.............   3,826  1,055,555
            *Mattson Technology, Inc..............  24,700     57,304
            *Maxim Integrated Products, Inc.......  74,070  2,025,074
             Maximus, Inc.........................  11,200    895,888
            *Maxwell Technologies, Inc............   7,627    135,989
            *Measurement Specialties, Inc.........   8,506    295,839
            *MEMC Electronic Materials, Inc....... 119,600  1,414,868
            *MEMSIC, Inc..........................   9,233     32,223
            *Mentor Graphics Corp.................  60,912    898,452
            *Mercury Computer Systems, Inc........  15,209    293,686
             Mesa Laboratories, Inc...............   1,028     31,827
             Methode Electronics, Inc.............  21,177    261,748
             Micrel, Inc..........................  27,668    354,427
            #Microchip Technology, Inc............  13,325    546,858
            *Micron Technology, Inc............... 290,512  3,279,880
            *MICROS Systems, Inc..................  30,000  1,560,600
            *Microsemi Corp.......................  43,775  1,033,090
             Microsoft Corp....................... 286,979  7,467,194
            *MicroStrategy, Inc...................   2,192    309,730
            #*Mindspeed Technologies, Inc.........  14,760    133,135
            *MIPS Technologies, Inc...............  18,132    150,858
             MKS Instruments, Inc.................  28,110    797,762
             Mocon, Inc...........................   2,500     36,225
             ModusLink Global Solutions, Inc......  22,105    115,830
            #Molex, Inc...........................  28,500    769,500
             Molex, Inc. Class A..................  30,850    694,742
            *MoneyGram International, Inc.........  30,229    119,707
            *Monolithic Power Systems, Inc........  18,084    307,066
            *Monotype Imaging Holdings, Inc.......  18,519    251,858
            *MoSys, Inc...........................  15,293     94,664
            *Motorola Mobility Holdings, Inc......  48,325  1,259,350
            *Motorola Solutions, Inc..............  57,855  2,654,387
            *Move, Inc............................  26,655     63,705
             MTS Systems Corp.....................   9,407    416,448
            *Multi-Fineline Electronix, Inc.......  14,500    386,135
            *Nanometrics, Inc.....................  12,757    206,281
            *NAPCO Security Technologies, Inc.....     200        440
            *National Instruments Corp............  25,350    769,119
             National Semiconductor Corp..........  18,500    446,220
            *NCI, Inc. Class A....................   4,234    104,199
            *NCR Corp.............................  41,891    829,861
            *NetApp, Inc..........................  13,500    701,730
            *NETGEAR, Inc.........................  20,512    856,376
            *NetList, Inc.........................   8,924     21,150
            #*NetLogic Microsystems, Inc..........  16,936    730,450
            *NetScout Systems, Inc................  21,229    543,250
            #*NetSuite, Inc.......................   9,300    321,873
            *Network Engines, Inc.................   5,236      9,320
            *Network Equipment Technologies, Inc..  15,350     51,730
            *NeuStar, Inc.........................  11,555    310,714
            *Newport Corp.........................  20,300    380,219
             NIC, Inc.............................  13,273    170,624

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CONTINUED


                                                   Shares     Value+
                                                   ------     -----

           Information Technology -- (Continued).
             *Novatel Wireless, Inc..............  16,700 $  103,540
             *Novellus Systems, Inc..............  57,900  1,858,590
             #*Nuance Communications, Inc........  84,376  1,746,583
             *NumereX Corp. Class A..............   6,077     59,190
             *Nvidia Corp........................  90,900  1,818,000
             *Oclaro, Inc........................  16,356    183,433
             *OmniVision Technologies, Inc.......  30,500  1,024,800
             *ON Semiconductor Corp..............  61,470    646,050
             *Online Resources Corp..............  15,879     60,658
             #*Onvia, Inc........................     521      2,178
             *Openwave Systems, Inc..............  43,876     92,140
             *Oplink Communications, Inc.........  10,700    211,860
              OPNET Technologies, Inc............  11,488    449,870
             *Opnext, Inc........................  21,529     50,808
              Optical Cable Corp.................   1,689      7,584
              Oracle Corp........................ 196,650  7,089,232
             *Orbcomm, Inc.......................  20,652     64,021
             *OSI Systems, Inc...................  10,174    390,580
             *PAR Technology Corp................   6,558     27,806
             *Parametric Technology Corp.........  41,328  1,003,031
              Park Electrochemical Corp..........  10,941    349,784
              Paychex, Inc.......................  12,800    418,688
             *PC Connection, Inc.................  13,790    122,455
             *PC Mall, Inc.......................   5,632     55,025
             *PC-Tel, Inc........................  10,151     74,102
             *PDF Solutions, Inc.................  14,305     90,408
             #Pegasystems, Inc...................  14,639    543,546
             *Perceptron, Inc....................   3,945     24,696
             *Perficient, Inc....................  16,975    212,018
             *Performance Technologies, Inc......   2,917      6,330
             *Pericom Semiconductor Corp.........  13,125    119,306
             *Pervasive Software, Inc............   6,955     47,294
             *Photronics, Inc....................  30,208    263,716
             *Pixelworks, Inc....................   5,514     15,439
             *Planar Systems, Inc................   7,628     18,994
              Plantronics, Inc...................  28,300  1,049,081
             *Plexus Corp........................  21,470    783,440
             #*PLX Technology, Inc...............  17,300     59,339
             *PMC-Sierra, Inc.................... 123,649    991,665
             *Polycom, Inc.......................  43,600  2,608,588
              Power Integrations, Inc............  12,260    494,568
             #*Power-One, Inc....................  44,357    366,389
             *Presstek, Inc......................  16,727     30,443
             *Progress Software Corp.............  35,622  1,056,192
             *PROS Holdings, Inc.................   9,767    153,147
              Pulse Electronics Corp.............  17,800    106,444
              QAD, Inc. Class A..................   5,561     60,726
              QAD, Inc. Class B..................   1,390     14,498
             *QLogic Corp........................  19,100    343,418
              QUALCOMM, Inc......................  81,877  4,653,889
             *Qualstar Corp......................     500        885
             *Quantum Corp.......................  91,101    289,701
             *Quest Software, Inc................  44,300  1,141,168
             *QuickLogic Corp....................   7,920     29,542
             *QuinStreet, Inc....................   2,390     43,211
             #*Rackspace Hosting, Inc............     702     32,425
             *Radiant Systems, Inc...............  21,173    421,766
             *RadiSys Corp.......................  12,264    108,046
             *Rambus, Inc........................  16,000    318,400
             *Ramtron International Corp.........  14,532     46,502
             *RealNetworks, Inc..................  82,000    303,400

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CONTINUED


                                                     Shares     Value+
                                                     ------     -----

         Information Technology -- (Continued).....
           *Red Hat, Inc...........................  14,800 $  702,556
           *Reis, Inc..............................   6,463     63,079
           *Relm Wireless Corp.....................   5,100      7,395
            Renaissance Learning, Inc..............   8,783    105,308
           *RF Micro Devices, Inc.................. 161,187  1,073,505
            Richardson Electronics, Ltd............   7,843    105,724
           *RightNow Technologies, Inc.............   6,035    218,346
            Rimage Corp............................   5,808     86,888
           #*Riverbed Technology, Inc..............  47,200  1,658,608
           *Rofin-Sinar Technologies, Inc..........  16,100    697,291
           *Rogers Corp............................   9,528    395,603
           #*Rosetta Stone, Inc....................   3,167     44,591
           #*Rovi Corp.............................  49,508  2,404,108
           #*Rubicon Technology, Inc...............  11,579    330,117
           *Rudolph Technologies, Inc..............  16,104    182,136
           *S1 Corp................................  41,070    282,151
           *Saba Software, Inc.....................  14,282    144,962
           *SAIC, Inc..............................  61,124  1,063,558
           #*Salesforce.com, Inc...................   8,055  1,116,423
           *Sandisk Corp...........................  41,552  2,041,865
           *Sanmina-SCI Corp.......................  43,018    504,171
           *Sapient Corp...........................  60,300    761,288
           *SAVVIS, Inc............................  23,662    931,336
           *ScanSource, Inc........................  13,749    491,802
           *Scientific Learning Corp...............   3,010      9,331
           *SeaChange International, Inc...........  16,030    171,681
           *Seagate Technology.....................  72,239  1,272,851
           *Semtech Corp...........................  36,472  1,023,769
           *ShoreTel, Inc..........................  26,439    276,288
           *Sigma Designs, Inc.....................  17,471    222,930
           #*Silicon Graphics International Corp...  16,400    301,432
           *Silicon Image, Inc.....................  40,167    334,189
           #*Silicon Laboratories, Inc.............  17,603    767,139
           *Skyworks Solutions, Inc................  94,195  2,963,375
           *Smart Modular Technologies (WWH), Inc..  33,336    304,691
           *Smith Micro Software, Inc..............  18,086    139,624
           *SolarWinds, Inc........................     134      3,247
           *Solera Holdings, Inc...................   5,888    323,840
           *Sonus Networks, Inc.................... 141,201    556,332
           *Soundbite Communications, Inc..........     700      1,848
           *Sourcefire, Inc........................  12,100    322,102
           *Spansion, Inc. Class A.................  32,899    648,110
           *Spark Networks, Inc....................   3,744     12,056
           *Spectrum Control, Inc..................   6,057    120,474
           *SRA International, Inc.................  24,380    755,536
           *SRS Labs, Inc..........................   8,071     65,779
           *SS&C Technologies Holdings, Inc........   2,684     54,754
            Stamps.com, Inc........................   7,200     97,344
           *Standard Microsystems Corp.............  12,044    326,995
           *StarTek, Inc...........................   6,300     34,272
           #*STEC, Inc.............................  26,560    555,635
           #*Stratasys, Inc........................  10,200    549,270
           *Stream Global Services, Inc............     334      1,089
           *SuccessFactors, Inc....................  22,800    790,476
           #*SunPower Corp. Class A................  30,918    673,085
           *Super Micro Computer, Inc..............  21,663    369,571
           *Supertex, Inc..........................   6,800    146,812
           *Support.com, Inc.......................  27,016    154,802
           *Sycamore Networks, Inc.................  17,722    434,189
           *Symantec Corp..........................  78,526  1,543,036
           *Symmetricom, Inc.......................  22,138    135,042

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
                                                          Shares     Value+
                                                          ------     -----

     Information Technology -- (Continued)..............
       #*Synaptics, Inc.................................  14,812 $  420,957
       *Synchronoss Technologies, Inc...................  14,600    470,996
       *SYNNEX Corp.....................................  19,823    664,665
       *Synopsys, Inc...................................  61,637  1,688,237
        Syntel, Inc.....................................   6,037    330,103
       #*Take-Two Interactive Software, Inc.............  46,819    757,531
       *Taleo Corp......................................  18,218    660,767
        TE Connectivity, Ltd............................  57,625  2,065,856
       *Tech Data Corp..................................  28,563  1,517,552
       *TechTarget, Inc.................................  20,950    181,008
       *Tekelec.........................................  34,000    283,900
       *TeleCommunication Systems, Inc..................  25,449    117,320
       *TeleTech Holdings, Inc..........................  33,954    674,666
        Tellabs, Inc.................................... 234,313  1,152,820
        Telular Corp....................................   7,575     52,949
       *Teradata Corp...................................  22,000  1,230,240
       #*Teradyne, Inc..................................  82,000  1,320,200
        Tessco Technologies, Inc........................   4,950     58,360
       *Tessera Technologies, Inc.......................  27,627    545,910
        Texas Instruments, Inc..........................  61,889  2,198,916
        TheStreet.com, Inc..............................  13,138     47,297
       #*THQ, Inc.......................................  35,545    143,602
       *TIBCO Software, Inc.............................  83,612  2,507,524
       *Tier Technologies, Inc..........................   7,405     41,394
       #*TiVo, Inc......................................  24,756    236,915
       *TNS, Inc........................................  13,811    226,915
       *Tollgrade Communications, Inc...................   5,681     57,321
        Total System Services, Inc......................  79,110  1,491,224
       *Transact Technologies, Inc......................   4,300     49,794
       #*Travelzoo, Inc.................................   4,098    335,626
       *Trident Microsystems, Inc.......................  52,133     52,654
       #*Trimble Navigation, Ltd........................  41,240  1,931,682
       *Triquint Semiconductor, Inc.....................  85,866  1,182,375
       *TTM Technologies, Inc...........................  43,568    833,020
       #*Tyler Technologies, Inc........................  18,173    450,509
       #*Ultimate Software Group, Inc...................   3,200    179,200
       *Ultra Clean Holdings, Inc.......................  12,463    143,200
       *Ultratech, Inc..................................  13,641    427,100
       *Unisys Corp.....................................  10,740    318,763
        United Online, Inc..............................  49,228    324,905
       #*Universal Display Corp.........................  11,500    631,810
       #*USA Technologies, Inc..........................   6,801     20,675
       *UTStarcom, Inc..................................  52,527    134,994
       #*ValueClick, Inc................................  42,619    713,868
       *Varian Semiconductor Equipment Associates, Inc..  11,100    465,423
       #*Veeco Instruments, Inc.........................  17,200    879,436
       *VeriFone Systems, Inc...........................  28,600  1,567,852
        VeriSign, Inc...................................  14,100    521,136
       #*Viasat, Inc....................................  22,076    881,274
       *Viasystems Group, Inc...........................   3,597     93,918
       *Vicon Industries, Inc...........................     916      4,488
       *Video Display Corp..............................   3,247     11,722
       #Virnetx Holding Corp............................  13,988    354,596
       *Virtusa Corp....................................  21,489    400,985
        Visa, Inc.......................................  45,355  3,543,133
       *Vishay Intertechnology, Inc..................... 131,644  2,511,768
       *VistaPrint NV...................................  10,495    570,928
       *VMware, Inc. Class A............................   3,400    324,462
       *Vocus, Inc......................................   8,500    251,855
       *Volterra Semiconductor Corp.....................   7,200    189,288
        Wayside Technology Group, Inc...................   3,335     46,857

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CONTINUED


                                                    Shares       Value+
                                                    ------       -----

         Information Technology -- (Continued)....
           *Web.com Group, Inc....................  15,253 $    240,692
           *Websense, Inc.........................  12,900      332,691
           *Westell Technologies, Inc.............  28,948      104,213
           *Western Digital Corp..................  57,997    2,308,281
            Western Union Co. (The)...............  25,469      541,216
           *WPCS International, Inc...............     500        1,300
           *Wright Express Corp...................  16,400      923,812
            Xerox Corp............................ 260,500    2,628,445
           #Xilinx, Inc...........................  19,500      679,770
           *X-Rite, Inc...........................  40,131      197,043
           *Yahoo!, Inc........................... 260,720    4,627,780
           *Zebra Technologies Corp. Class A......  26,900    1,056,901
           *Zix Corp..............................   6,582       21,721
           *Zoran Corp............................  29,100      304,677
           *Zygo Corp.............................   9,169      137,077
                                                           ------------
         Total Information Technology.............          371,167,864
                                                           ------------

         Materials -- (5.0%)......................
            A. Schulman, Inc......................  16,647      421,502
           *A.M. Castle & Co......................  12,113      228,693
           *AEP Industries, Inc...................   3,078       93,356
            Air Products & Chemicals, Inc.........  10,446      997,802
            Airgas, Inc...........................  13,887      964,452
           #AK Steel Holding Corp.................  64,275    1,044,469
            Albemarle Corp........................  14,250    1,005,337
            Alcoa, Inc............................ 192,456    3,271,752
           #Allegheny Technologies, Inc...........  27,278    1,964,016
            AMCOL International Corp..............  16,670      620,457
           *American Pacific Corp.................   2,438       15,042
            American Vanguard Corp................  13,564      120,991
           *AptarGroup, Inc.......................  30,799    1,615,408
           *Arabian American Development Co.......   7,194       29,352
            Arch Chemicals, Inc...................  13,700      529,779
            Ashland, Inc..........................  35,427    2,199,308
            Balchem Corp..........................  10,296      408,668
            Ball Corp.............................  28,400    1,059,604
            Bemis Co., Inc........................  59,193    1,855,109
            Boise, Inc............................  48,975      480,934
            Buckeye Technologies, Inc.............  21,880      616,141
            Cabot Corp............................  45,400    2,036,190
           *Calgon Carbon Corp....................  29,840      512,054
            Carpenter Technology Corp.............  23,201    1,189,283
           *Celanese Corp. Class A................   7,991      398,911
           *Century Aluminum Co...................  49,767      994,345
            CF Industries Holdings, Inc...........   8,541    1,208,979
           *Clearwater Paper Corp.................   6,306      494,895
            Cliffs Natural Resources, Inc.........  28,890    2,707,571
           *Coeur d'Alene Mines Corp..............  48,275    1,530,800
            Commercial Metals Co..................  63,896    1,070,897
            Compass Minerals International, Inc...   3,700      361,157
           *Contango ORE, Inc.....................     780       13,572
           *Core Molding Technologies, Inc........   1,000        8,400
           *Crown Holdings, Inc...................  12,300      460,020
            Cytec Industries, Inc.................  26,307    1,543,695
            Deltic Timber Corp....................   6,277      425,581
            Domtar Corp...........................  22,871    2,127,460
            Dow Chemical Co. (The)................ 187,438    7,683,084
            E.I. du Pont de Nemours & Co..........  39,193    2,225,770
           #Eagle Materials, Inc..................  23,407      680,910
            Eastman Chemical Co...................  10,355    1,110,574
            Ecolab, Inc...........................   8,652      456,480

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CONTINUED


                                                         Shares     Value+
                                                         ------     -----

      Materials -- (Continued).........................
        *Ferro Corp....................................  47,925 $  718,875
        *Flotek Industries, Inc........................   2,744     26,288
         FMC Corp......................................  10,200    900,456
         Freeport-McMoRan Copper & Gold, Inc. Class B..  46,468  2,557,134
         Friedman Industries, Inc......................   5,121     54,283
        *Gammon Gold, Inc..............................  12,751    139,113
        *General Moly, Inc.............................  36,694    187,873
        *General Steel Holdings, Inc...................     800      1,808
        *Georgia Gulf Corp.............................  18,679    735,579
         Globe Specialty Metals, Inc...................  38,148    858,711
        #*Golden Minerals, Co..........................   9,278    185,560
        *Graphic Packaging Holding Co.................. 162,055    889,682
         Greif, Inc. Class A...........................  14,500    900,450
         Greif, Inc. Class B...........................   8,566    498,627
         H.B. Fuller Co................................  27,388    598,428
         Hawkins, Inc..................................   6,287    295,740
         Haynes International, Inc.....................   6,853    370,336
        *Headwaters, Inc...............................  33,726    184,144
        *Hecla Mining Co............................... 135,200  1,272,232
        *Horsehead Holding Corp........................  22,830    360,029
         Huntsman Corp................................. 135,022  2,815,209
         Innophos Holdings, Inc........................  11,497    532,771
        *Innospec, Inc.................................  12,960    488,074
         International Flavors & Fragrances, Inc.......   8,200    520,864
         International Paper Co........................ 136,287  4,208,543
        #*Intrepid Potash, Inc.........................   5,417    185,586
         Kaiser Aluminum Corp..........................  10,465    524,401
        *KapStone Paper & Packaging Corp...............  25,020    434,848
         KMG Chemicals, Inc............................   5,853    120,513
         Koppers Holdings, Inc.........................   4,043    184,886
        *Kraton Performance Polymers, Inc..............   8,370    386,359
         Kronos Worldwide, Inc.........................  15,791    972,094
        *Landec Corp...................................  13,827     89,599
         Limoneira Co..................................   1,583     34,842
        *Louisiana-Pacific Corp........................  76,359    710,139
        *LSB Industries, Inc...........................  11,168    450,629
        *Lubrizol Corp.................................  10,900  1,466,268
        #Martin Marietta Materials, Inc................  11,351  1,035,098
        *Materion Corp.................................  11,305    472,097
         MeadWestavco Corp.............................  98,891  3,331,638
        *Mercer International, Inc.....................  23,474    285,679
        *Metals USA Holdings Corp......................       7        119
         Minerals Technologies, Inc....................   9,850    669,800
        #*Mines Management, Inc........................   9,349     27,206
         Monsanto Co...................................  21,780  1,481,911
        *Mosaic Co. (The)..............................  18,795  1,406,994
         Myers Industries, Inc.........................  22,535    240,448
         Nalco Holding Co..............................  23,466    685,442
         Neenah Paper, Inc.............................   8,200    191,306
         NewMarket Corp................................   6,400  1,179,648
         Newmont Mining Corp...........................  44,983  2,636,454
         NL Industries, Inc............................  25,533    363,590
        *Northern Technologies International Corp......     929     14,418
         Nucor Corp....................................  57,035  2,678,364
         Olin Corp.....................................  42,389  1,091,093
         Olympic Steel, Inc............................   6,080    178,570
        *OM Group, Inc.................................  17,200    623,328
        *Omnova Solutions, Inc.........................  17,071    145,104
        *Owens-Illinois, Inc...........................  37,771  1,120,666
         P.H. Glatfelter Co............................  25,885    352,036
         Packaging Corp. of America....................  45,852  1,308,158

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CONTINUED


                                                      Shares       Value+
                                                      ------       -----

      Materials -- (Continued)
        *Penford Corp...............................   8,931 $     50,103
         PolyOne Corp...............................  53,372      772,827
         PPG Industries, Inc........................  16,292    1,542,364
         Praxair, Inc...............................  11,741    1,249,477
         Quaker Chemical Corp.......................   6,337      286,306
         Reliance Steel & Aluminum Co...............  39,168    2,217,300
        #Rock-Tenn Co. Class A......................  21,268    1,468,981
        *Rockwood Holdings, Inc.....................  35,914    2,037,760
         Royal Gold, Inc............................  27,100    1,652,558
        *RPM International, Inc.....................  64,800    1,522,800
        *RTI International Metals, Inc..............  15,712      501,841
         Schnitzer Steel Industries, Inc. Class A...  13,234      821,434
         Schweitzer-Maudoit International, Inc......   9,666      501,085
         Scotts Miracle-Gro Co. Class A (The).......  11,100      626,817
         Sealed Air Corp............................  50,265    1,295,329
        *Senomyx, Inc...............................  13,087       79,569
         Sensient Technologies Corp.................  27,389    1,037,769
        #Sherwin-Williams Co........................   8,800      724,152
         Sigma-Aldrich Corp.........................   9,500      670,510
         Silgan Holdings, Inc.......................  14,600      669,556
        *Solitario Exploration & Royalty Corp.......     188          506
        *Solutia, Inc...............................  58,785    1,548,985
        *Sonoco Products Co.........................  45,327    1,566,501
        *Southern Copper Corp.......................  30,511    1,142,942
        *Spartech Corp..............................  16,348      116,725
         Steel Dynamics, Inc........................ 108,220    1,968,522
         Stepan Co..................................   5,521      397,346
        *Stillwater Mining Co.......................  44,400    1,012,764
         Synalloy Corp..............................   4,403       66,045
         Temple-Inland, Inc.........................  61,002    1,435,377
         Texas Industries, Inc......................  14,845      626,014
        *Titanium Metals Corp.......................  87,113    1,744,873
        #*U.S. Gold Corp............................  59,400      558,360
        *United States Lime & Minerals, Inc.........   3,102      128,299
        #United States Steel Corp...................  34,221    1,632,684
        *Universal Stainless & Alloy Products, Inc..   3,610      130,862
         Valhi, Inc.................................   6,100      193,004
         Valspar Corp...............................  55,970    2,200,181
        *Verso Paper Corp...........................   1,800        8,478
        #Vulcan Materials Co........................  15,090      682,068
        *Walter Energy, Inc.........................   4,202      580,800
         Wausau Paper Corp..........................  26,716      180,333
         Westlake Chemical Corp.....................  44,498    2,921,294
         Weyerhaeuser Co............................ 124,230    2,858,532
         Worthington Industries, Inc................  42,400      914,568
        *WR Grace & Co..............................  19,600      889,056
         Zep, Inc...................................  11,619      220,761
        *Zoltek Cos., Inc...........................  17,521      225,145
                                                             ------------
      Total Materials...............................          141,842,503
                                                             ------------

      Other -- (0.0%)
       .#*Atlas Energy, Inc. Escrow Shares..........  26,429           --
        .*Avigen, Inc. Escrow Shares................     370           --
       .#*J. Crew Group, Inc. Escrow Shares.........   9,900           --
                                                             ------------
      Total Other...................................                   --
                                                             ------------

      Real Estate Investment Trusts -- (0.0%)
        *Transcontinental Realty Investors, Inc.....     860        2,735
                                                             ------------

      Telecommunication Services -- (2.8%)..........
         AboveNet, Inc..............................  13,890      927,157

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          Shares      Value+
                                                          ------      -----

    Telecommunication Services -- (Continued).........
       Alaska Communications Systems Group, Inc.......    16,704 $   161,528
      *American Tower Corp............................    15,155     792,758
       AT&T, Inc...................................... 1,081,716  33,663,002
       Atlantic Tele-Network, Inc.....................     7,898     290,094
      *Cbeyond, Inc...................................    16,433     209,685
       CenturyLink, Inc...............................    68,980   2,813,004
      *CIncinnati Bell, Inc...........................    63,900     191,061
      *Cogent Communications Group, Inc...............    20,327     294,945
       Consolidated Communications Holdings, Inc......    16,727     307,610
      *Crown Castle International Corp................    13,970     598,754
      *FiberTower Corp................................    25,058      33,828
       Frontier Communications Corp...................   286,309   2,367,775
      *General Communications, Inc. Class A...........    30,061     345,701
      *Global Crossing, Ltd...........................    19,374     452,964
       HickoryTech Corp...............................     7,368      69,996
      *Hughes Communications, Inc.....................    10,835     648,475
       IDT Corp. Class B..............................     9,241     267,897
      #*Iridium Communications, Inc...................    36,226     283,650
      *Leap Wireless International, Inc...............    42,008     623,399
      *MetroPCS Communications, Inc...................    86,602   1,457,512
      *Neutral Tandem, Inc............................    17,990     275,067
      *NII Holdings, Inc..............................    45,361   1,886,110
       NTELOS Holdings Corp...........................    18,365     362,341
      *PAETEC Holding Corp............................    74,776     269,194
      *Premiere Global Services, Inc..................    32,566     257,597
      *Primus Telecommunications Group, Inc...........       629       8,649
      *SBA Communications Corp........................    17,210     664,822
       Shenandoah Telecommunications Co...............    12,066     227,082
      *Sprint Nextel Corp.............................   509,988   2,641,738
      *SureWest Communications........................     7,920     115,394
       Telephone & Data Systems, Inc..................    27,369     918,504
       Telephone & Data Systems, Inc. Special Shares..    24,578     716,449
      *tw telecom, Inc................................    35,386     762,214
      *United States Cellular Corp....................    18,140     893,214
       USA Mobility, Inc..............................    12,649     195,427
       Verizon Communications, Inc....................   581,853  21,982,406
       Warwick Valley Telephone Co....................     2,437      36,555
       Windstream Corp................................    88,692   1,136,145
      *Xeta Corp......................................     3,639      20,014
                                                                 -----------
    Total Telecommunication Services..................            80,169,717
                                                                 -----------

    Utilities -- (2.2%)...............................
      *AES Corp.......................................   284,408   3,765,562
      #*AGL Resources, Inc............................    15,673     650,586
       ALLETE, Inc....................................    12,600     510,174
      *Alliant Energy Corp............................    10,794     426,795
       Ameren Corp....................................    19,700     577,407
       American Electric Power Co., Inc...............    22,400     817,152
       American States Water Co.......................     6,401     223,459
      *American Water Works Co., Inc..................     6,882     202,193
      *Aqua America, Inc..............................    32,708     737,565
       Artesian Resources Corp........................     2,277      44,493
       Atmos Energy Corp..............................    20,303     708,372
       Avista Corp....................................    20,800     506,480
      #Black Hills Corp...............................    13,800     479,550
      #*Cadiz, Inc....................................     2,488      30,976
       California Water Service Group.................    10,221     385,536
      *Calpine Corp...................................   132,911   2,226,259
       CenterPoint Energy, Inc........................    36,646     681,616
       Central Vermont Public Service Corp............     6,462     151,275
       CH Energy Group, Inc...........................     8,000     428,960

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CONTINUED


                                                     Shares     Value+
                                                     ------     -----

         Utilities -- (Continued)..................
            Chesapeake Utilities Corp..............   3,494 $  149,508
            Cleco Corp.............................  21,400    751,140
           #CMS Energy Corp........................  35,800    708,840
            Connecticut Water Services, Inc........   4,027    103,655
            Consolidated Edison, Inc...............  16,132    840,800
            Consolidated Water Co., Ltd............   6,919     67,875
            Constellation Energy Group, Inc........   5,733    208,796
            Delta Natural Gas Co., Inc.............     963     30,489
            Dominion Resources, Inc................  27,161  1,260,814
           #*DPL, Inc..............................  16,145    489,032
            DTE Energy Co..........................  15,286    772,402
            Duke Energy Corp.......................  63,594  1,186,028
           #*Dynegy, Inc...........................  32,680    207,191
            Edison International, Inc..............  23,626    927,793
           *El Paso Electric Co....................  15,400    477,092
            Empire District Electric Co............  14,350    322,014
           *Energen Corp...........................  11,296    734,353
            Entergy Corp...........................   8,980    626,086
            EQT Corp...............................  15,391    809,720
            Exelon Corp............................  30,552  1,287,767
            FirstEnergy Corp.......................  22,459    897,462
            Gas Natural, Inc.......................   1,456     16,336
           *GenOn Energy, Inc...................... 428,342  1,683,384
            Great Plains Energy, Inc...............  30,694    631,683
           #*Hawaiian Electric Industries, Inc.....  20,550    523,819
            IDACORP, Inc...........................  15,566    610,343
           #Integrys Energy Group, Inc.............  10,721    561,352
            ITC Holdings Corp......................  11,718    831,158
            Laclede Group, Inc.....................   7,812    299,746
            MDU Resources Group, Inc...............  20,055    479,114
            MGE Energy, Inc........................   8,580    360,446
            Middlesex Water Co.....................   7,847    148,151
            National Fuel Gas Co...................   6,864    503,131
            New Jersey Resources Corp..............  14,435    631,964
            NextEra Energy, Inc....................  19,000  1,074,830
            Nicor, Inc.............................  10,400    576,472
           #NiSource, Inc..........................  21,475    417,689
            Northeast Utilities, Inc...............  15,500    551,800
            Northwest Natural Gas Co...............   9,900    457,776
            NorthWestern Corp......................  13,640    443,982
           *NRG Energy, Inc........................  83,029  2,009,302
           *NSTAR..................................  10,200    472,260
            NV Energy, Inc.........................  60,235    914,970
           *OGE Energy Corp........................  15,100    802,867
            Oneok, Inc.............................   9,290    649,743
           #Ormat Technologies, Inc................  23,471    584,428
            Otter Tail Corp........................  13,439    314,204
            Pennichuck Corp........................   2,277     64,507
           #Pepco Holdings, Inc....................  18,800    362,276
            PG&E Corp..............................  18,348    845,476
            Piedmont Natural Gas Co................  18,391    583,914
            Pinnacle West Capital Corp.............   9,700    420,883
            PNM Resources, Inc.....................  30,186    462,751
            Portland General Electric Co...........  27,074    675,767
            PPL Corp...............................  22,417    614,898
            Progress Energy, Inc...................  13,655    647,930
            Public Service Enterprise Group, Inc...  88,011  2,831,314
            Questar Corp...........................  82,009  1,440,898
            RGC Resources, Inc.....................     289      9,910
           #SCANA Corp.............................  10,900    452,568
            Sempra Energy..........................  10,780    593,978

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                  Shares         Value+
                                                                                                  ------         -----

Utilities -- (Continued)....................................................................
   SJW Corp.................................................................................      10,531 $      244,740
   South Jersey Industries, Inc.............................................................      10,873        624,654
   Southern Co..............................................................................      40,222      1,570,267
   Southwest Gas Corp.......................................................................      16,387        651,711
  *Synthesis Energy Systems, Inc............................................................      22,558         90,458
   TECO Energy, Inc.........................................................................      46,962        904,958
   UGI Corp.................................................................................      23,760        791,208
   UIL Holdings Corp........................................................................      18,646        593,316
   UniSource Energy Corp....................................................................      13,023        483,544
   Unitil Corp..............................................................................       5,306        134,030
  #*Vectren Corp............................................................................      18,943        541,391
  #Westar Energy, Inc.......................................................................      28,228        768,084
   WGL Holdings, Inc........................................................................      16,740        661,565
   Wisconsin Energy Corp....................................................................      18,000        561,780
   Xcel Energy, Inc.........................................................................      22,001        535,284
   York Water Co............................................................................       4,436         77,453
                                                                                                         --------------
Total Utilities.............................................................................                 62,205,730
                                                                                                         --------------

TOTAL COMMON STOCKS.........................................................................              2,606,284,233
                                                                                                         --------------

RIGHTS/WARRANTS -- (0.0%)...................................................................
  *Celgene Corp. Contingent Value Rights....................................................      10,033         25,082
  *Central Pacific Financial Corp. Rights 05/06/11..........................................         228          1,243
  .*Emergent Biosolutions, Inc. Contingent Value Rights.....................................       3,700             --
  .*First Federal Bancshares of Arkansas, Inc. Rights.......................................         124            856
  .*Macatawa Bank Corp. Rights..............................................................       8,933             --
  *Sanofi-Aventis SA Contingent Value Rights................................................      19,341         47,966
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                     75,147
                                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)........................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares......................  14,288,125     14,288,125
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)

SECURITIES LENDING COLLATERAL -- (7.0%).....................................................
(S)@DFA Short Term Investment Fund.......................................................... 195,885,493    195,885,493
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $578,041 FNMA
  3.500%, 02/01/26, valued at $581,195) to be repurchased at $564,270.......................        $564        564,267
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                196,449,760
                                                                                                         --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,085,751,819)......................................................................             $2,817,097,265
                                                                                                         ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                       Shares      Value++
                                                       ------      -----

     COMMON STOCKS -- (95.1%)......................
     AUSTRALIA -- (5.8%)...........................
        Alumina, Ltd...............................   918,124 $  2,299,449
        Alumina, Ltd. Sponsored ADR................    39,590      399,067
        Amcor, Ltd.................................   714,496    5,492,039
        Asciano Group, Ltd......................... 1,670,139    3,032,052
        Bank of Queensland, Ltd....................    99,559    1,077,292
        Bendigo Bank, Ltd..........................   199,323    2,045,557
        BlueScope Steel, Ltd....................... 1,393,066    2,653,399
        Boral, Ltd.................................   530,310    2,864,314
        Caltex Australia, Ltd......................   144,422    2,250,737
        Crown, Ltd.................................   286,126    2,654,022
        CSR, Ltd...................................   366,331    1,207,674
        Downer EDI, Ltd............................    47,685      194,122
       #Fairfax Media, Ltd......................... 1,531,902    2,222,199
        Goodman Fielder, Ltd.......................   685,069      808,498
        Harvey Norman Holdings, Ltd................   413,690    1,218,729
        Incitec Pivot, Ltd.........................   906,667    3,752,440
        Insurance Australia Group, Ltd.............   482,750    1,892,704
        Lend Lease Group NL........................    30,012      286,997
        Macquarie Group, Ltd.......................   229,757    8,882,626
        National Australia Bank, Ltd...............     6,500      193,522
       *New Hope Corp., Ltd........................    95,204      512,397
        OneSteel, Ltd..............................   966,365    2,265,423
        Origin Energy, Ltd.........................   778,320   13,962,285
        OZ Minerals, Ltd........................... 1,529,990    2,428,440
        Primary Health Care, Ltd...................    97,680      372,591
       *Qantas Airways, Ltd........................   876,752    2,032,064
        Santos, Ltd................................   673,830   11,197,967
        Seven Group Holdings, Ltd..................     7,288       73,071
        Sims Metal Management, Ltd.................    31,497      602,784
        Sims Metal Management, Ltd. Sponsored ADR..     7,228      137,983
        Sonic Healthcare, Ltd......................   151,578    2,084,901
        SunCorp Group, Ltd.........................   977,911    8,948,337
        TABCORP Holdings, Ltd......................   503,797    4,223,179
       #Tatts Group, Ltd...........................   908,491    2,313,882
        Toll Holdings, Ltd.........................   420,041    2,600,611
        Washington H. Soul Pattinson & Co., Ltd....    47,047      675,413
        Wesfarmers, Ltd............................   886,873   32,489,198
                                                              ------------
     TOTAL AUSTRALIA...............................            132,347,965
                                                              ------------

     AUSTRIA -- (0.2%).............................
        Erste Group Bank AG........................    72,324    3,651,442
        OMV AG.....................................    23,404    1,067,001
       #Raiffeisen Bank International AG...........    11,688      644,140
                                                              ------------
     TOTAL AUSTRIA.................................              5,362,583
                                                              ------------

     BELGIUM -- (1.1%).............................
       *Ageas SA................................... 1,130,207    3,426,110
        Delhaize Group SA..........................    55,030    4,761,278
        Delhaize Group SA Sponsored ADR............    10,600      910,116
       *Dexia SA...................................   177,992      708,921
       #*KBC Groep NV..............................    48,621    1,979,218
        Solvay SA..................................    59,233    8,540,175
        UCB SA.....................................    99,152    4,790,351
                                                              ------------
     TOTAL BELGIUM.................................             25,116,169
                                                              ------------

     CANADA -- (11.4%).............................
        Astral Media, Inc. Class A.................    22,250      865,637
       #BCE, Inc...................................   195,992    7,345,428

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                               Shares      Value++
                                                               ------      -----

CANADA -- (Continued)........................................
   Bell Aliant, Inc..........................................  32,459 $    923,185
   Canadian Pacific Railway, Ltd.............................  72,373    4,799,879
   Canadian Tire Corp. Class A...............................  62,053    3,954,760
   Canadian Utilities, Ltd. Class A..........................  20,713    1,174,061
  *CGI Group, Inc............................................  16,661      364,512
   Empire Co., Ltd. Class A..................................  19,858    1,127,067
   Encana Corp............................................... 577,997   19,420,308
   Ensign Energy Services, Inc...............................  47,000      907,562
   Fairfax Financial Holdings, Ltd...........................  13,300    5,371,167
   Genworth MI Canada, Inc...................................   6,396      175,220
   George Weston, Ltd........................................  38,500    2,758,458
   GoldCorp, Inc............................................. 236,291   13,208,721
   Husky Energy, Inc......................................... 210,037    6,570,940
   Industrial Alliance Insurance & Financial Services, Inc...  43,200    1,856,484
   Inmet Mining Corp.........................................  36,900    2,589,611
   Kinross Gold Corp.........................................  91,487    1,450,410
   Loblaw Cos., Ltd..........................................  71,387    3,008,945
  *Lundin Mining Corp........................................ 125,246    1,225,787
   Magna International, Inc.................................. 153,338    7,879,611
   Manitoba Telecom Services, Inc............................   8,700      277,234
   Manulife Financial Corp................................... 817,976   14,688,382
   Metro, Inc. Class A.......................................  17,000      831,898
  *New Gold, Inc............................................. 164,236    1,845,192
   Nexen, Inc................................................ 368,821    9,757,004
   Pengrowth Energy Corp..................................... 107,518    1,518,195
   PetroBakken Energy, Ltd...................................  18,000      341,679
  *Quadra FNX Mining, Ltd....................................  21,949      360,268
   Sears Canada, Inc.........................................  14,197      298,300
  *Sino-Forest Corp.......................................... 129,405    3,215,464
  #Sun Life Financial, Inc................................... 494,520   16,186,952
   Suncor Energy, Inc........................................ 975,599   44,967,365
   Talisman Energy, Inc...................................... 365,633    8,830,221
   Teck Resources, Ltd. Class A..............................     541       29,802
   Teck Resources, Ltd. Class B.............................. 321,554   17,478,753
   Telus Corp................................................   4,900      258,219
   Telus Corp. Non-Voting....................................  98,002    4,931,433
   Thomson Reuters Corp...................................... 335,015   13,582,598
   TransAlta Corp............................................ 133,867    2,982,525
  #TransCanada Corp.......................................... 527,484   22,696,056
   Viterra, Inc.............................................. 208,531    2,505,942
   Yamana Gold, Inc.......................................... 479,704    6,114,496
                                                                      ------------
TOTAL CANADA.................................................          260,675,731
                                                                      ------------

DENMARK -- (1.5%)............................................
   A.P. Moller - Maersk A.S..................................     942    9,547,255
   Carlsberg A.S. Series B...................................  74,689    8,862,224
   Danisco A.S...............................................  32,259    4,276,761
  *Danske Bank A.S........................................... 395,538    9,498,641
  *Jyske Bank A.S............................................  35,220    1,750,447
  *Rockwool International A.S................................   2,479      327,460
   Sydbank A.S...............................................  18,709      542,136
                                                                      ------------
TOTAL DENMARK................................................           34,804,924
                                                                      ------------

FINLAND -- (1.1%)............................................
  *Kesko Oyj.................................................  68,400    3,549,694
  #Neste Oil Oyj.............................................  67,917    1,285,334
   Outokumpu Oyj.............................................  62,923    1,048,235
   Pohjola Bank P.L.C........................................  16,831      249,780
  #Stora Enso Oyj Series R................................... 584,456    7,046,342

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            Shares      Value++
                                                            ------      -----

FINLAND -- (Continued)....................................
  *UPM-Kymmene Oyj........................................ 522,500 $ 10,717,148
                                                                   ------------
TOTAL FINLAND.............................................           23,896,533
                                                                   ------------

FRANCE -- (10.1%).........................................
  *Air France-KLM SA...................................... 157,437    2,778,822
   AXA SA................................................. 948,963   21,273,941
   AXA SA Sponsored ADR................................... 403,078    9,037,009
   BNP Paribas SA.........................................  13,666    1,080,361
   Capgemini SA...........................................  59,817    3,623,179
   Casino Guichard Perrachon SA...........................  35,834    3,770,503
   Cie de Saint-Gobain SA................................. 276,766   19,096,773
  *Cie Generale de Geophysique - Veritas SA...............  47,820    1,684,599
  *Cie Generale de Geophysique - Veritas Sponsored ADR....  28,903    1,022,877
   Cie Generale des Establissements Michelin SA Series B..  24,201    2,425,768
   Ciments Francais SA....................................  10,236    1,081,099
   CNP Assurances SA...................................... 102,520    2,352,622
   Credit Agricole SA..................................... 693,108   11,529,144
   Credit Industriel et Commercial........................   3,905      890,940
   GDF Suez SA............................................ 917,391   37,511,514
   Groupe Eurotunnel SA................................... 189,346    2,058,628
   Lafarge SA............................................. 130,242    9,221,437
   Lagardere SCA..........................................  86,944    3,817,356
  *Natixis SA............................................. 489,251    2,812,350
  *Peugeot SA.............................................  98,768    4,482,393
   PPR SA.................................................  61,307   10,960,857
  *Renault SA............................................. 124,793    7,598,766
  *Rexel SA...............................................  33,033      904,408
  *Sanofi-Aventis SA ADR.................................. 212,510    8,398,395
   SCOR SE................................................ 116,206    3,547,394
   Societe Generale Paris SA.............................. 344,363   23,013,057
   STMicroelectronics NV.................................. 551,076    6,521,339
   Vivendi SA............................................. 921,381   28,889,868
                                                                   ------------
TOTAL FRANCE..............................................          231,385,399
                                                                   ------------

GERMANY -- (9.3%).........................................
   Allianz SE............................................. 179,201   28,154,514
   Allianz SE Sponsored ADR............................... 716,588   11,286,261
   Bayerische Motoren Werke AG............................ 188,535   17,750,339
   Celesio AG.............................................  19,845      482,044
  #*Commerzbank AG........................................ 304,427    1,937,207
  *Daimler AG............................................. 448,509   34,663,687
   Deutsche Bank AG (5750355).............................  38,535    2,509,761
   Deutsche Bank AG (D18190898)........................... 239,182   15,623,368
  *Deutsche Lufthansa AG.................................. 141,492    3,210,137
  *Deutsche Post AG....................................... 259,066    5,120,088
   Deutsche Telekom AG.................................... 920,799   15,217,376
   Deutsche Telekom AG Sponsored ADR...................... 681,300   11,309,580
   E.ON AG................................................ 764,870   26,142,628
   Fraport AG.............................................  14,157    1,130,523
   Hannover Rueckversicherung AG..........................   6,894      416,479
   Heidelberger Zement AG.................................  49,440    3,780,543
  *Merck KGaA.............................................  27,721    2,935,607
   Munchener Rueckversicherungs-Gesellschaft AG........... 109,310   18,031,214
   Porsche Automobil Holding SE...........................  46,252    3,343,256
   Salzgitter AG..........................................  10,957      859,142
   Suedzucker AG..........................................  22,645      698,119
   ThyssenKrupp AG........................................ 106,518    4,897,198
  #Volkswagen AG..........................................  14,261    2,539,591
                                                                   ------------
TOTAL GERMANY.............................................          212,038,662
                                                                   ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         Shares     Value++
                                                         ------     -----

     GREECE -- (0.2%)................................
       *Alpha Bank A.E...............................    28,960 $   168,830
       *EFG Eurobank Ergasias S.A....................   204,099   1,148,812
        Hellenic Petroleum S.A.......................    47,049     501,237
       *National Bank of Greece S.A..................   232,280   1,796,120
                                                                -----------
     TOTAL GREECE....................................             3,614,999
                                                                -----------

     HONG KONG -- (1.5%).............................
       #Allied Properties, Ltd.......................    45,815       9,093
        Great Eagle Holdings, Ltd....................   196,000     697,902
       #Henderson Land Development Co., Ltd..........   925,641   6,353,383
        Hong Kong & Shanghai Hotels, Ltd.............   398,299     702,597
        Hopewell Holdings, Ltd.......................   321,331     971,643
        Hutchison Whampoa, Ltd....................... 1,251,000  14,323,211
        Hysan Development Co., Ltd...................   284,762   1,331,411
       *Mongolia Energy Corp, Ltd....................   299,000      70,466
        New World Development Co., Ltd............... 2,164,209   3,808,800
       *Orient Overseas International, Ltd...........   131,048   1,004,847
        Pacific Basin Shipping, Ltd..................    71,000      44,054
       #Shun Tak Holdings, Ltd.......................   484,000     302,425
        Sun Hung Kai & Co., Ltd......................    35,677      30,337
        Tsim Sha Tsui Properties, Ltd................   249,333     803,877
        Wheelock & Co., Ltd..........................   924,000   3,833,640
                                                                -----------
     TOTAL HONG KONG.................................            34,287,686
                                                                -----------

     IRELAND -- (0.2%)...............................
        CRH P.L.C....................................    57,169   1,419,128
        CRH P.L.C. Sponsored ADR.....................   122,393   3,053,705
                                                                -----------
     TOTAL IRELAND...................................             4,472,833
                                                                -----------

     ISRAEL -- (0.4%)................................
       *Bank Hapoalim B.M............................   450,466   2,368,878
        Bank Leumi Le-Israel B.M.....................   519,629   2,703,500
        Bezeq Israeli Telecommunication Corp., Ltd...   155,868     463,053
        Elbit Systems, Ltd...........................     5,258     298,435
       *Israel Discount Bank, Ltd....................   330,610     699,762
       *Makhteshim-Agan Industries, Ltd..............    11,672      62,989
       *NICE Systems, Ltd............................     3,994     152,383
       *NICE Systems, Ltd. Sponsored ADR.............    27,947   1,065,619
        Partner Communications Co., Ltd..............    25,255     478,943
                                                                -----------
     TOTAL ISRAEL....................................             8,293,562
                                                                -----------

     ITALY -- (1.8%).................................
       #*Banca Monte Dei Paschi di Siena SpA......... 2,655,014   3,597,639
        Banco Popolare Scarl.........................   491,134   1,456,787
       *Finmeccanica SpA.............................   387,490   5,235,582
        Intesa Sanpaolo SpA..........................   708,296   2,352,576
        Telecom Italia SpA........................... 8,344,059  12,546,392
        Telecom Italia SpA Sponsored ADR.............   206,300   3,100,689
        UniCredit SpA................................ 2,682,290   6,907,746
        Unione di Banche Italiane ScpA...............   758,308   6,797,328
                                                                -----------
     TOTAL ITALY.....................................            41,994,739
                                                                -----------

     JAPAN -- (18.2%)................................
       #77 Bank, Ltd. (The)..........................   298,000   1,376,585
       #AEON Co., Ltd................................   407,000   4,903,760
        Aisin Seiki Co., Ltd.........................    57,000   2,010,488
        Ajinomoto Co., Inc...........................   369,000   4,103,720
        Alfresa Holdings Corp........................    20,600     727,436
        Amada Co., Ltd...............................   234,000   1,879,228
       #Aozora Bank, Ltd.............................   254,000     550,197

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CONTINUED

                                                     Shares     Value++
                                                     ------     -----

         JAPAN -- (Continued)....................
            Asahi Kasei Corp.....................   234,000 $ 1,617,467
           #Asatsu-DK, Inc.......................     6,000     157,441
            Autobacs Seven Co., Ltd..............     7,400     271,976
            Bank of Kyoto, Ltd. (The)............   176,000   1,631,003
            Bank of Yokohama, Ltd. (The).........   449,000   2,224,363
            Bridgestone Corp.....................   285,100   6,296,837
            Canon Marketing Japan, Inc...........    39,500     437,442
           #Casio Computer Co., Ltd..............    87,000     691,818
            Chiba Bank, Ltd. (The)...............   373,000   2,208,398
            Chugoku Bank, Ltd. (The).............    78,400     913,695
            Chuo Mitsui Trust Holdings, Inc......   280,851     966,897
            Citizen Holdings Co., Ltd............   144,000     871,942
            Coca-Cola West Co., Ltd..............    34,500     714,503
            Comsys Holdings Corp.................    46,000     481,351
            Cosmo Oil Co., Ltd...................   342,000   1,128,912
            Credit Saison Co., Ltd...............    95,400   1,599,700
            Dai Nippon Printing Co., Ltd.........   429,000   5,146,276
            Daicel Chemical Industries, Ltd......   197,000   1,270,591
            Daido Steel Co., Ltd.................    71,000     405,835
            Dainippon Sumitomo Pharma Co., Ltd...    86,500     831,765
            Daishi Bank, Ltd. (The)..............   255,000     804,582
            Daiwa House Industry Co., Ltd........   244,200   2,958,777
            Daiwa Securities Group, Inc..........   796,098   3,435,974
            Denso Corp...........................    54,900   1,837,308
           *Elpida Memory, Inc...................   107,200   1,606,281
            Fuji Electric Holdings Co., Ltd......   239,000     752,894
            Fuji Heavy Industries, Ltd...........   324,000   2,411,620
            Fuji Television Network, Inc.........       240     320,821
            FUJIFILM Holdings Corp...............   363,000  11,284,901
            Fujikura, Ltd........................   167,000     865,451
            Fukuoka Financial Group, Inc.........   416,000   1,728,642
            Glory, Ltd...........................    29,700     652,273
            Gunma Bank, Ltd. (The)...............   184,000     995,989
           #H2O Retailing Corp...................    68,000     494,318
            Hachijuni Bank, Ltd. (The)...........   364,000   2,172,977
            Hakuhodo Dy Holdings, Inc............    13,520     707,957
            Hankyu Hanshin Holdings, Inc.........   109,000     482,863
            Higo Bank, Ltd. (The)................   164,000     945,654
            Hino Motors, Ltd.....................    36,000     170,633
            Hiroshima Bank, Ltd. (The)...........    46,000     201,059
            Hitachi Capital Corp.................    23,600     336,639
            Hitachi High-Technologies Corp.......    31,100     654,496
            Hitachi Transport System, Ltd........    17,600     244,568
            Hokkoku Bank, Ltd. (The).............   108,000     365,057
            Hokuhoku Financial Group, Inc........   624,000   1,190,864
            House Foods Corp.....................    37,000     605,673
            Hyakugo Bank, Ltd. (The).............   192,000     836,871
            Hyakujishi Bank, Ltd. (The)..........   120,000     447,967
            Idemitsu Kosan Co., Ltd..............    18,800   2,223,302
            Inpex Corp...........................     1,236   9,502,102
           #*Isetan Mitsukoshi Holdings, Ltd.....   200,355   1,934,144
            ITOCHU Corp..........................   185,800   1,935,501
            Iyo Bank, Ltd. (The).................   117,000     978,444
            J. Front Retailing Co., Ltd..........   230,000     999,487
            Joyo Bank, Ltd. (The)................   366,000   1,477,217
            JS Group Corp........................   191,440   4,614,046
            JTEKT Corp...........................    94,700   1,230,178
            Juroku Bank, Ltd.....................   127,000     393,765
            JX Holdings, Inc..................... 1,535,986  10,817,472
            Kagoshima Bank, Ltd. (The)...........   145,000     975,007
            Kajima Corp..........................   399,000   1,144,093

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CONTINUED


                                                         Shares     Value++
                                                         ------     -----

     JAPAN -- (Continued)............................
        Kamigumi Co., Ltd............................   126,000 $ 1,079,165
       #Kandenko Co., Ltd............................    61,000     315,838
        Kaneka Corp..................................   180,000   1,313,786
        Kawasaki Kisen Kaisha, Ltd...................   327,000   1,096,552
        Keiyo Bank, Ltd. (The).......................   108,000     531,308
       #Kewpie Corp..................................    49,700     595,318
        Kinden Corp..................................   109,000     929,244
        Kobe Steel, Ltd.............................. 1,073,000   2,662,623
        Kyocera Corp.................................    46,500   5,130,574
        Kyocera Corp. Sponsored ADR..................     1,779     195,530
        Kyowa Hakko Kirin Co., Ltd...................   139,000   1,386,923
        Mabuchi Motor Co., Ltd.......................     9,600     476,289
        Marui Group Co., Ltd.........................   108,800     751,653
       #Maruichi Steel Tube, Ltd.....................    22,200     552,450
        Mazda Motor Corp.............................   901,000   2,068,956
        Medipal Holdings Corp........................    80,200     667,000
        Meiji Holdings Co., Ltd......................    39,500   1,687,044
        Mitsubishi Chemical Holdings Corp............   667,000   4,516,515
        Mitsubishi Gas Chemical Co., Inc.............   235,000   1,841,094
        Mitsubishi Heavy Industries, Ltd............. 2,049,000   9,790,839
        Mitsubishi Logistics Corp....................    69,000     763,230
        Mitsubishi Materials Corp....................   523,000   1,815,611
        Mitsubishi Tanabe Pharma Corp................    76,700   1,272,418
        Mitsubishi UFJ Financial Group, Inc.......... 5,515,634  26,472,774
        Mitsubishi UFJ Financial Group, Inc. ADR..... 1,691,580   8,068,837
        Mitsui & Co., Ltd............................    12,600     224,218
        Mitsui & Co., Ltd. Sponsored ADR.............     5,227   1,856,892
        Mitsui Chemicals, Inc........................   456,000   1,670,756
        Mitsui Engineering & Shipbuilding Co., Ltd...   301,000     747,350
        Mitsui Mining & Smelting Co., Ltd............       970       3,473
        Mitsui O.S.K. Lines, Ltd.....................   556,000   3,101,103
        Mitsumi Electric Co., Ltd....................    32,900     421,877
        Mizuho Securities Co., Ltd...................   277,000     704,986
        MS&AD Insurance Group Holdings, Inc..........   257,491   6,029,889
        Nagase & Co., Ltd............................    96,000   1,216,135
        Namco Bandai Holdings, Inc...................    81,600     901,156
        Nanto Bank, Ltd. (The).......................    58,000     283,710
       *NEC Corp..................................... 1,421,000   2,997,303
        Nippon Express Co., Ltd......................   574,000   2,287,036
        Nippon Kayaku Co., Ltd.......................    12,000     115,916
        Nippon Meat Packers, Inc.....................    97,397   1,349,212
        Nippon Paper Group, Inc......................    51,200   1,028,760
        Nippon Sheet Glass Co., Ltd..................   343,000   1,010,005
        Nippon Shokubai Co., Ltd.....................    58,000     761,273
        Nippon Steel Corp............................ 2,739,000   8,567,707
        Nippon Television Network Corp...............     2,660     378,253
        Nippon Yusen K.K.............................   727,000   2,687,604
        Nishi-Nippon Bank, Ltd.......................   319,000     903,528
        Nissan Motor Co., Ltd........................   709,300   6,824,539
        Nisshin Seifun Group, Inc....................   104,500   1,308,117
        Nisshin Steel Co., Ltd.......................   363,000     724,583
        Nisshinbo Holdings, Inc......................    80,000     791,866
        NKSJ Holdings, Inc...........................    88,000     567,175
        NOK Corp.....................................    59,200   1,011,891
        Nomura Real Estate Holdings, Inc.............    35,800     552,999
        NTN Corp.....................................   168,000     806,752
        Obayashi Corp................................   315,000   1,328,832
        Oji Paper Co., Ltd...........................   409,000   1,836,390
        Ono Pharmaceutical Co., Ltd..................    36,700   1,854,009
        Onward Holdings Co., Ltd.....................    84,000     625,756
        Panasonic Corp...............................   944,400  11,612,670

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CONTINUED

                                                     Shares     Value++
                                                     ------     -----

         JAPAN -- (Continued)......................
            Panasonic Corp. Sponsored ADR.......... 174,545 $ 2,145,158
            Rengo Co., Ltd.........................  93,000     556,730
            Ricoh Co., Ltd......................... 455,000   5,021,171
            Rohm Co., Ltd..........................  55,900   3,366,637
            San-in Godo Bank, Ltd. (The)........... 133,000     986,486
            Sankyo Co., Ltd........................  28,800   1,497,759
            Sapporo Hokuyo Holdings, Inc........... 152,800     677,813
            SBI Holdings, Inc......................  10,004   1,078,480
            Seiko Epson Corp.......................  70,300   1,223,267
            Seino Holdings Co., Ltd................  46,000     345,553
            Sekisui Chemical Co., Ltd.............. 257,000   2,156,218
            Sekisui House, Ltd..................... 307,000   2,975,974
            Seven & I Holdings Co., Ltd............ 287,700   7,240,288
            Sharp Corp............................. 683,454   6,288,208
            Shiga Bank, Ltd........................ 195,000   1,046,180
           #Shimizu Corp........................... 284,000   1,199,931
            Shinko Electric Industries Co., Ltd....  14,100     144,800
            Shinsei Bank, Ltd...................... 374,000     449,763
            Shizuoka Bank, Ltd..................... 295,000   2,687,932
           #Showa Denko K.K........................ 690,000   1,377,037
           #Showa Shell Sekiyu K.K.................  81,600     890,268
            SKY Perfect JSAT Holdings, Inc.........     280     111,893
            Sojitz Corp............................ 587,300   1,133,326
            Sony Corp..............................   4,900     138,354
            Sony Corp. Sponsored ADR............... 678,816  19,217,281
            Sumitomo Bakelite Co., Ltd.............  52,000     333,488
            Sumitomo Chemical Co., Ltd............. 380,000   2,020,846
            Sumitomo Corp.......................... 754,200  10,404,068
            Sumitomo Electric Industries, Ltd...... 539,600   7,512,933
            Sumitomo Forestry Co., Ltd.............  42,900     375,997
            Sumitomo Mitsui Financial Group, Inc... 447,127  13,888,602
            Sumitomo Rubber Industries, Ltd........  53,700     608,514
            Suzuken Co., Ltd.......................  36,500     912,563
           #Taiheiyo Cement Corp................... 514,000     881,265
            Taisei Corp............................ 546,000   1,279,059
            Taisho Pharmaceutical Co., Ltd.........  75,000   1,768,744
            Takashimaya Co., Ltd................... 181,000   1,237,598
            Teijin, Ltd............................ 244,000   1,169,362
            Toda Corp.............................. 120,000     445,674
            Tokai Rika Co., Ltd....................  16,400     287,372
            Tokuyama Corp.......................... 152,000     790,282
            Tokyo Broadcasting System, Inc.........   9,400     109,961
           #Tokyo Steel Manufacturing Co., Ltd.....  93,400   1,012,177
            Tokyo Tatemono Co., Ltd................ 198,000     715,978
            Toppan Printing Co., Ltd............... 378,000   2,971,269
            Tosoh Corp............................. 218,000     843,322
            Toyo Seikan Kaisha, Ltd................ 116,900   1,987,315
            Toyobo Co., Ltd........................  40,000      63,205
            Toyota Auto Body Co., Ltd..............  32,000     566,309
            Toyota Motor Corp. Sponsored ADR....... 268,360  21,382,925
            Toyota Tsusho Corp..................... 122,900   2,049,236
            TV Asahi Corp..........................      54      82,972
            UNY Co., Ltd........................... 104,000     911,373
            Wacoal Corp............................  45,000     585,822
            Yamaguchi Financial Group, Inc.........  98,000     885,145
            Yamaha Corp............................ 101,600   1,270,723
            Yamato Holdings Co., Ltd...............  92,200   1,472,025
            Yamato Kogyo Co., Ltd..................  19,200     633,666
           #Yamazaki Baking Co., Ltd...............  68,000     876,933
           *Yokogawa Electric Corp................. 118,600     960,913

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----

        JAPAN -- (Continued)
           Yokohama Rubber Co., Ltd..............   104,000 $    531,908
                                                            ------------
        TOTAL JAPAN..............................            416,018,836
                                                            ------------

        NETHERLANDS -- (3.4%)
          *Aegon NV.............................. 1,132,469    9,001,363
           Akzo Nobel NV.........................   156,276   12,117,374
           APERAM NV.............................    29,465    1,240,528
           ArcelorMittal NV......................   670,311   24,771,967
          *ING Groep NV..........................   494,335    6,512,496
          *ING Groep NV Sponsored ADR............   207,810    2,741,014
           Koninklijke DSM NV....................    93,643    6,454,522
          *Koninklijke Philips Electronics NV....   523,611   15,508,349
                                                            ------------
        TOTAL NETHERLANDS........................             78,347,613
                                                            ------------

        NEW ZEALAND -- (0.1%)....................
           Auckland International Airport, Ltd...   194,143      349,337
           Contact Energy, Ltd...................   293,417    1,415,525
           Fletcher Building, Ltd................    22,527      167,935
                                                            ------------
        TOTAL NEW ZEALAND........................              1,932,797
                                                            ------------

        NORWAY -- (1.0%)
          #*Aker ASA.............................    15,833      483,179
          #DnB NOR ASA Series A..................   356,175    5,791,634
           Marine Harvest ASA....................   148,400      196,058
          #Norsk Hydro ASA.......................   706,851    6,269,551
           Orkla ASA.............................   647,000    6,547,897
          #*Renewable Energy Corp. ASA...........   335,149    1,183,596
          #*Storebrand ASA.......................   191,283    1,986,677
                                                            ------------
        TOTAL NORWAY.............................             22,458,592
                                                            ------------

        PORTUGAL -- (0.1%)
          #Banco Comercial Portugues SA..........   611,255      487,675
           Banco Espirito Santo SA...............   314,793    1,325,969
          *EDP Renovaveis SA.....................   106,755      822,268
                                                            ------------
        TOTAL PORTUGAL...........................              2,635,912
                                                            ------------

        SINGAPORE -- (0.9%)
          *Allgreen Properties, Ltd..............   164,000      158,309
           CapitaLand, Ltd....................... 1,482,000    4,121,864
           DBS Group Holdings, Ltd...............   118,431    1,451,014
           Fraser & Neave, Ltd...................   421,550    2,161,042
           Golden Agri-Resources, Ltd............ 5,519,000    3,005,994
          #*Neptune Orient Lines, Ltd............   437,000      673,114
           Overseas Union Enterprise, Ltd........   180,000      451,420
          #Singapore Airlines, Ltd...............   483,400    5,568,346
           Singapore Land, Ltd...................    76,000      444,701
           United Industrial Corp., Ltd..........   428,000      990,401
           UOL Group, Ltd........................   315,100    1,247,551
           Venture Corp., Ltd....................    27,000      213,030
           Wheelock Properties, Ltd..............   175,000      266,206
                                                            ------------
        TOTAL SINGAPORE..........................             20,752,992
                                                            ------------

        SPAIN -- (3.5%)
           Acciona SA............................    43,907    5,107,483
           Banco de Sabadell SA.................. 1,274,574    5,644,794
           Banco Espanol de Credito SA...........   190,403    1,778,719
           Banco Popular Espanol SA.............. 1,964,869   11,770,068
           Banco Santander SA....................   712,025    9,092,912
           Cia Espanola de Petroleos SA..........     2,281       95,294
           Criteria CaixaCorp SA.................   957,379    7,062,109

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           Shares      Value++
                                                           ------      -----

  SPAIN -- (Continued).................................
     Gas Natural SDG SA................................   339,312 $  6,977,042
     Iberdrola Renovables SA........................... 1,088,693    4,982,372
     Mapfre SA.........................................   333,518    1,392,069
     Repsol YPF SA.....................................   391,406   13,972,901
     Repsol YPF SA Sponsored ADR.......................   314,184   11,222,652
                                                                  ------------
  TOTAL SPAIN..........................................             79,098,415
                                                                  ------------

  SWEDEN -- (2.8%).....................................
    #Boliden AB........................................    43,398      978,858
     Holmen AB.........................................     3,975      146,690
     Nordea Bank AB.................................... 1,538,216   17,537,971
     Skandinaviska Enskilda Banken AB Series A.........   806,394    7,751,794
    #*SSAB AB Series A.................................   116,881    2,088,847
    *SSAB AB Series B..................................    67,450    1,054,681
     Svenska Cellulosa AB..............................       989       15,108
     Svenska Cellulosa AB Series B.....................   566,500    8,684,672
     Swedbank AB Series A..............................   366,207    6,945,310
     Tele2 AB Series B.................................   151,010    3,792,284
    *Telefonaktiebolaget LM Ericsson AB................   379,738    5,761,964
    *Telefonaktiebolaget LM Ericsson AB Series A.......       239        3,513
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR..   126,886    1,928,667
     TeliaSonera AB....................................   674,558    5,505,034
     Trelleborg AB Series B............................     5,625       68,072
    *Volvo AB Series A.................................    34,917      684,062
                                                                  ------------
  TOTAL SWEDEN.........................................             62,947,527
                                                                  ------------

  SWITZERLAND -- (5.5%)................................
     Adecco SA.........................................    77,639    5,548,464
    *Alpiq Holding AG..................................       344      138,434
     Baloise Holding AG................................    61,087    6,760,877
     Banque Cantonale Vaudoise AG......................     1,338      822,660
     Compagnie Financiere Richemont SA Series A........   134,753    8,715,709
     Credit Suisse Group AG Sponsored ADR..............    31,489    1,432,435
     Givaudan SA.......................................     4,182    4,653,290
     Holcim, Ltd. AG...................................   253,768   22,111,322
    *Lonza Group AG....................................    16,911    1,454,309
     Novartis AG.......................................    18,935    1,122,849
     Novartis AG ADR...................................   189,650   11,221,590
     Sika AG...........................................        79      201,793
     St. Galler Kantonalbank AG........................     1,055      591,424
     Swiss Life Holding AG.............................    34,054    6,217,768
     Swiss Reinsurance Co., Ltd. AG....................   325,311   19,410,176
     Valiant Holding AG................................       259       36,826
     Zurich Financial Services AG......................   126,104   35,457,752
                                                                  ------------
  TOTAL SWITZERLAND....................................            125,897,678
                                                                  ------------

  UNITED KINGDOM -- (15.0%)............................
     Associated British Foods P.L.C....................   372,202    6,268,430
     Aviva P.L.C....................................... 1,853,237   13,869,535
     Barclays P.L.C. Sponsored ADR.....................   526,711   10,033,845
     BP P.L.C. Sponsored ADR...........................   161,120    7,434,077
     Carnival P.L.C....................................   116,691    4,698,305
     Carnival P.L.C. ADR...............................    96,861    3,873,471
    *easyJet P.L.C.....................................   134,776      786,434
    *International Consolidated Airlines Group P.L.C...   632,582    2,516,887
     International Power P.L.C......................... 1,504,089    8,324,748
     Investec P.L.C....................................    57,496      463,027
     Kazakhmys P.L.C...................................    61,069    1,418,551
     Kingfisher P.L.C.................................. 2,682,072   12,322,933
     Legal & General Group P.L.C....................... 1,703,385    3,503,515

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                   Shares        Value++
                                                                                                   ------        -----

UNITED KINGDOM -- (Continued)...............................................................
  *Lloyds Banking Group P.L.C...............................................................      292,149 $      290,061
  *Lloyds Banking Group P.L.C. Sponsored ADR................................................      250,250        988,487
   Mondi P.L.C..............................................................................      134,262      1,334,417
   Old Mutual P.L.C.........................................................................    4,097,972      9,552,818
   Pearson P.L.C. Sponsored ADR.............................................................      474,900      9,046,845
   Rexam P.L.C..............................................................................      924,114      6,039,529
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR........................................      306,118      4,270,346
   Royal Dutch Shell P.L.C. ADR.............................................................    1,005,925     78,824,283
  *Royal Dutch Shell P.L.C. Series A........................................................        2,986        116,309
  *Royal Dutch Shell P.L.C. Series B........................................................      243,850      9,492,816
   RSA Insurance Group P.L.C................................................................      779,017      1,795,235
   Sainsbury (J.) P.L.C.....................................................................    1,256,167      7,316,910
   Vodafone Group P.L.C.....................................................................   13,861,205     40,069,801
   Vodafone Group P.L.C. Sponsored ADR......................................................    1,779,829     51,828,620
   William Morrison Supermarkets P.L.C......................................................    2,153,935     10,626,463
  *Wolseley P.L.C...........................................................................      225,220      8,180,859
   Xstrata P.L.C............................................................................    1,031,575     26,458,870
                                                                                                          --------------
TOTAL UNITED KINGDOM........................................................................                 341,746,427
                                                                                                          --------------
TOTAL COMMON STOCKS.........................................................................               2,170,128,574
                                                                                                          --------------

RIGHTS/WARRANTS -- (0.0%)...................................................................
DENMARK -- (0.0%)...........................................................................
  *Danske Bank A.S. Rights 04/04/11.........................................................            2              4
                                                                                                          --------------
PORTUGAL -- (0.0%)..........................................................................
  *Banco Comercial Portugues SA Rights 05/05/11.............................................      611,255         20,823
                                                                                                          --------------
SPAIN -- (0.0%).............................................................................
  *Banco Popular Espanol SA Rights 04/27/11.................................................    1,964,869        136,783
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS.......................................................................                     157,610
                                                                                                          --------------

                                                                                                Face
                                                                                               Amount             Value+
                                                                                               ------             -----
                                                                                                (000)

TEMPORARY CASH INVESTMENTS -- (0.3%)........................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
    $7,310,000 FNMA 2.24%, 07/06/15, valued at $7,492,750) to be repurchased at
    $7,379,117.............................................................................. $      7,379      7,379,000
                                                                                                          --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)

SECURITIES LENDING COLLATERAL -- (4.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................  102,174,542    102,174,542
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,844,677)## to be repurchased at
   $2,788,908............................................................................... $      2,789      2,788,899
                                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 104,963,441
                                                                                                          --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,453,106)......................................................................              $2,282,628,625
                                                                                                          ==============

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares    Value++
                                                        ------    -----

      COMMON STOCKS -- (94.1%)
      AUSTRALIA -- (4.8%)
         Acrux, Ltd...................................   8,981 $   34,463
        *Adamus Resources, Ltd........................   7,948      5,944
         Adelaide Brighton, Ltd.......................  35,023    121,549
        *Aditya Birla Minerals, Ltd...................   7,401     14,703
         AGL Energy, Ltd..............................  11,707    186,831
        *AJ Lucas Group, Ltd..........................   8,887     16,547
         Alesco Corp., Ltd............................  14,876     53,268
        #*Allied Gold, Ltd............................  92,439     54,974
         Alumina, Ltd................................. 302,126    756,677
         Alumina, Ltd. Sponsored ADR..................  14,400    145,152
         Amalgamated Holdings, Ltd....................  14,869     98,114
         Amcom Telecommunications, Ltd................ 172,880     69,206
         Amcor, Ltd................................... 147,315  1,132,350
         AMP, Ltd.....................................  64,208    386,232
         Ansell, Ltd..................................  17,816    272,550
        *Antares Energy, Ltd..........................  32,145     16,219
         APA Group, Ltd...............................  49,635    231,724
         APN News & Media, Ltd........................  67,017    115,742
         Aquarius Platinum, Ltd.......................  11,014     59,826
        *Aquila Resources, Ltd........................  11,096    111,001
        *Arafura Resources, Ltd.......................   3,771      4,871
         ARB Corp., Ltd...............................   5,672     51,362
        #Aristocrat Leisure, Ltd......................  24,758     71,326
         Asciano Group, Ltd........................... 156,629    284,352
         ASX, Ltd.....................................   9,662    340,731
        *Atlas Iron, Ltd..............................  69,904    269,953
        *Aurora Oil & Gas, Ltd........................  28,892     84,407
         Ausdrill, Ltd................................  54,916    203,055
        *Austal, Ltd..................................   7,332     24,951
        *Austar United Communications, Ltd............  69,123     94,264
         Austbrokers Holdings, Ltd....................   1,390      9,604
         Austin Engineering, Ltd......................  12,004     64,143
        *Australasian Resources, Ltd..................  31,503     10,946
         Australia & New Zealand Banking Group, Ltd... 100,764  2,684,067
        *Australian Agricultural Co., Ltd.............  49,709     86,513
         Australian Infrastructure Fund...............  80,194    166,792
         Australian Pharmaceutical Industries, Ltd....  44,606     15,423
        *Australian Worldwide Exploration, Ltd........  82,410    141,039
         Automotive Holdings Group NL.................  31,819     94,797
         AVJennings, Ltd..............................   6,380      3,624
         Bank of Queensland, Ltd......................  30,468    329,683
        *Bannerman Resources, Ltd.....................  43,180     16,034
         Beach Petroleum, Ltd......................... 118,692    125,208
        *Beadell Resources, Ltd.......................  24,080     21,900
         Bendigo Bank, Ltd............................  55,497    569,539
        *Berkeley Resources, Ltd......................  15,571     14,658
         BHP Billiton, Ltd............................   1,925     97,462
        #BHP Billiton, Ltd. Sponsored ADR.............  16,464  1,666,815
        *Billabong International, Ltd.................  24,181    179,820
        *Biota Holdings, Ltd..........................  34,184     45,019
         Blackmores, Ltd..............................     345     11,391
         BlueScope Steel, Ltd......................... 312,277    594,800
         Boart Longyear, Ltd..........................  54,407    272,533
         Boral, Ltd................................... 123,935    669,398
        *Bow Energy, Ltd..............................  68,648     67,250
         Bradken, Ltd.................................  21,094    184,600
        #Brambles, Ltd................................  13,006     96,325
         Brickworks, Ltd..............................  11,653    133,919

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       Shares    Value++
                                                       ------    -----

       AUSTRALIA -- (Continued)
         *Brockman Resources, Ltd....................   5,626 $   31,573
          BT Investment Management, Ltd..............     245        727
          Cabcharge Australia, Ltd...................  14,137     85,042
          Caltex Australia, Ltd......................  24,098    375,554
          Campbell Brothers, Ltd.....................   8,440    419,585
          Cape Lambert Iron Ore, Ltd.................  88,627     48,753
         *Cardno, Ltd................................  15,096     95,864
         *Carnarvon Petroleum, Ltd...................  87,903     24,135
         *Catalpa Resources, Ltd.....................  15,112     24,126
          Challenger Financial Services Group, Ltd...  74,729    396,336
          Clough, Ltd................................  65,000     56,328
         *Coal of Africa, Ltd........................  48,798     65,558
          Coca-Cola Amatil, Ltd......................   6,433     84,322
          Cochlear, Ltd..............................   2,204    194,858
         *Cockatoo Coal, Ltd.........................  87,903     47,813
          Coffey International, Ltd..................  27,380     20,451
          Commonwealth Bank of Australia.............  51,776  3,056,469
          Computershare, Ltd.........................   7,697     81,906
          ConnectEast Group, Ltd..................... 280,146    144,516
         *Conquest Mining, Ltd.......................  11,530      7,046
          Consolidated Media Holdings, Ltd...........  45,127    138,106
         *Cooper Energy, Ltd.........................  59,673     25,836
          Count Financial, Ltd.......................   2,753      3,475
          Credit Corp. Group, Ltd....................   3,280     21,445
          Crown, Ltd.................................  36,305    336,755
          CSG, Ltd. (B1VVW79)........................   5,116      6,067
         *CSG, Ltd. (B1VVWRR)........................     763        904
          CSL, Ltd...................................   4,569    172,413
          CSR, Ltd...................................  71,468    235,607
         *CuDeco, Ltd................................  20,658     77,958
         *Cue Energy Resources, Ltd..................  17,852      6,668
         *Customers, Ltd.............................  30,668     46,154
         *Dart Energy, Ltd. (B43GFM9)................  18,439     15,303
         *Dart Energy, Ltd. (B43GFRR)................   4,191      3,491
          David Jones, Ltd...........................  60,555    310,140
         *Decmil Group, Ltd..........................   2,437      8,406
         *Deep Yellow, Ltd...........................  61,575     12,715
          Devine, Ltd................................  53,400     15,817
         *Discovery Metals, Ltd......................  44,635     62,292
          Downer EDI, Ltd............................  61,646    250,956
         *Drillsearch Energy, Ltd....................  10,000      6,743
          DUET Group, Ltd............................ 106,685    199,109
          DuluxGroup, Ltd............................  15,629     47,574
          DWS Advanced Business Solutions, Ltd.......  11,284     17,467
         *Eastern Star Gas, Ltd......................  60,068     50,179
         *Elders, Ltd................................ 103,979     58,332
          Emeco Holdings, Ltd........................ 102,809    123,879
          Energy Resources of Australia, Ltd.........   7,372     44,019
         *Energy World Corp., Ltd.................... 122,411     66,597
          Envestra, Ltd.............................. 154,411    108,352
          Euroz, Ltd.................................   3,162      7,191
         #Fairfax Media, Ltd......................... 360,466    522,897
          Finbar Group, Ltd..........................     595        653
          FKP Property Group, Ltd.................... 197,333    169,068
          Fleetwood Corp., Ltd.......................   6,057     74,025
         *Fletcher Building, Ltd.....................  12,299     90,976
         #Flight Centre, Ltd.........................   9,755    252,483
         *Flinders Mines, Ltd........................  38,870      6,845
         *Focus Minerals, Ltd........................ 346,905     30,180
          Fortescue Metals Group, Ltd................  22,863    154,961
          Foster's Group, Ltd........................  45,543    281,084

                                     1000

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED



                                                      Shares    Value++
                                                      ------    -----

        AUSTRALIA -- (Continued)
          *Galaxy Resources, Ltd....................   5,053 $    5,987
          *Geodynamics, Ltd.........................  37,639     11,768
          *Gindalbie Metals, Ltd....................  91,248    100,934
          *Gloucester Coal, Ltd.....................   2,788     31,586
           Goodman Fielder, Ltd..................... 249,358    294,285
           Graincorp, Ltd. Series A.................  28,224    242,596
          *Grange Resources, Ltd.................... 167,580    121,134
          *Gryphon Minerals, Ltd....................   6,147     10,669
           GUD Holdings, Ltd........................  10,303    106,165
          *Gujarat NRE Coking Coal, Ltd.............  36,217     23,230
          *Gunns, Ltd............................... 133,137     76,987
           GWA Group, Ltd...........................  24,573     86,315
           Harvey Norman Holdings, Ltd..............  92,726    273,170
           Hastie Group, Ltd........................  26,379      5,503
          *Highlands Pacific, Ltd...................  26,640      9,822
          *Hillgrove Resources, Ltd.................  54,023     19,004
           Hills Holdings, Ltd......................  39,391     68,018
          *Horizon Oil, Ltd......................... 133,673     58,053
          *Icon Energy, Ltd.........................  52,698     12,124
           iiNet, Ltd...............................   9,777     29,016
           Iluka Resources, Ltd.....................  49,974    687,613
           Imdex, Ltd...............................  46,977    107,727
           IMF Australia, Ltd.......................   1,965      3,696
           Incitec Pivot, Ltd....................... 187,931    777,794
           Independence Group NL....................  22,028    162,586
           Industrea, Ltd...........................  19,168     31,425
           Infigen Energy, Ltd......................  86,150     42,210
           Insurance Australia Group, Ltd........... 143,822    563,879
          *Integra Mining, Ltd...................... 151,656     79,405
          *Intrepid Mines, Ltd......................  30,113     60,558
           Invocare, Ltd............................  12,546     94,544
           IOOF Holdings, Ltd.......................  38,169    300,400
           Iress Market Technology, Ltd.............   8,789     88,256
          *iSOFT Group, Ltd......................... 266,303     43,910
          *James Hardie Industries SE...............  18,555    120,638
          *James Hardie Industries SE Sponsored ADR.   1,236     39,292
           JB Hi-Fi, Ltd............................   6,986    145,234
          *Jetset Travelworld, Ltd..................  25,000     22,220
          *Kagara, Ltd..............................  60,876     39,623
           Kingsgate Consolidated, Ltd..............  17,262    147,227
           Leighton Holdings, Ltd. (6511227)........   3,797    101,157
          *Leighton Holdings, Ltd. (B66PFQ1)........     422     11,231
           Lend Lease Group NL......................  68,655    656,530
           Linc Energy, Ltd.........................  23,813     71,436
           Macarthur Coal, Ltd......................  24,642    314,574
           MacMahon Holdings, Ltd...................  58,896     33,994
           Macquarie Group, Ltd.....................  31,957  1,235,488
          *Mantra Resources, Ltd....................   2,327     17,257
           MAP Group, Ltd...........................  28,742     93,160
           McMillan Shakespeare, Ltd................   5,584     58,272
           McPherson's, Ltd.........................   4,994     18,189
           Melbourne IT, Ltd........................  27,781     57,363
          *MEO Australia, Ltd.......................  10,374      2,339
           Mermaid Marine Australia, Ltd............  19,095     65,086
          #*Mesoblast, Ltd..........................     896      8,014
          *Metals X, Ltd............................ 100,801     32,319
           Metcash, Ltd.............................  46,402    206,713
          *Metgasco, Ltd............................  11,827      4,164
           Minara Resources, Ltd....................  54,438     46,194
           Mincor Resources NL......................  34,793     45,995
          *Mineral Deposits, Ltd....................   5,253     38,628

                                     1001

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                     Shares    Value++
                                                     ------    -----

          AUSTRALIA -- (Continued)
             Mineral Resources, Ltd................  23,936 $  306,663
            *Mirabela Nickel, Ltd..................   2,346      5,102
            *Molopo Energy, Ltd....................  43,705     43,003
             Monadelphous Group, Ltd...............   3,185     67,267
            *Mount Gibson Iron, Ltd................ 104,588    217,026
            *Murchison Metals, Ltd.................  34,431     39,895
             Myer Holdings, Ltd....................  49,279    171,138
             National Australia Bank, Ltd.......... 116,616  3,471,968
             Navitas, Ltd..........................  25,073    112,196
            *Neptune Marine Services, Ltd..........  87,521      3,942
            *New Hope Corp., Ltd...................  22,183    119,391
             Newcrest Mining, Ltd..................  27,390  1,247,467
            *Nexus Energy, Ltd. (6289654)..........  42,246     19,967
            *Nexus Energy, Ltd. (B60YBT9)..........   9,080      4,280
             NIB Holdings, Ltd.....................  74,922    120,332
            *Norfolk Group, Ltd....................   4,633      6,913
             NRW Holdings, Ltd.....................  22,481     66,862
            *Nufarm, Ltd...........................  21,333    113,325
             Oil Search, Ltd.......................  26,275    203,500
             OneSteel, Ltd......................... 226,252    530,396
             Orica, Ltd............................  15,629    456,584
             Origin Energy, Ltd....................  95,487  1,712,942
            *Orocobre, Ltd.........................   1,174      3,148
             OrotonGroup, Ltd......................   2,881     26,490
             OZ Minerals, Ltd...................... 439,989    698,362
             Pacific Brands, Ltd................... 139,051    111,671
            *Paladin Energy, Ltd...................  73,084    264,130
            *Pan Pacific Petroleum NL.............. 204,902     34,802
            *PanAust, Ltd.......................... 121,786    103,669
             Panoramic Resources, Ltd..............  34,448     78,158
            *Paperlinx, Ltd........................ 118,324     37,869
             Patties Foods, Ltd....................   1,438      2,385
             Peet, Ltd.............................  16,072     30,503
            *Peninsula Energy, Ltd.................  54,120      4,856
            *Perilya, Ltd..........................  33,243     22,737
             Perpetual Trustees Australia, Ltd.....   3,999    126,759
            *Perseus Mining, Ltd...................  12,640     40,786
            *Pharmaxis, Ltd........................   7,434     24,406
            *Photon Group, Ltd..................... 134,804     10,643
             Platinum Asset Mangement, Ltd.........   5,135     26,051
            *Pluton Resources, Ltd.................   5,428      5,081
             PMP, Ltd..............................  73,062     58,859
             Premier Investments, Ltd..............  10,054     66,226
             Primary Health Care, Ltd..............  87,671    334,412
            *Prime Aet&D Holdings No. 1 Non-Voting.       4         --
             Prime Media Group, Ltd................  39,708     32,697
            *PrimeAg Australia, Ltd................   4,770      7,581
             Programmed Maintenance Service, Ltd...  17,396     36,254
            *Qantas Airways, Ltd................... 122,209    283,246
             QBE Insurance Group, Ltd..............  40,823    838,673
             Ramsay Health Care, Ltd...............   9,989    198,201
             Redflex Holdings, Ltd.................   4,333     11,684
             Reece Australia, Ltd..................     591     13,616
            *Reed Resources, Ltd...................  19,892     12,022
             Reject Shop, Ltd. (The)...............   2,325     28,302
            *Resolute Mining, Ltd..................  80,829    104,237
            *Resource Generation, Ltd..............  13,738     14,258
             Retail Food Group, Ltd................   3,418     10,921
            *Rex Minerals, Ltd.....................  15,350     45,114
            *Rialto Energy, Ltd....................  42,983     24,136
             Ridley Corp., Ltd.....................  46,015     67,375

                                     1002

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         Shares    Value++
                                                         ------    -----

     AUSTRALIA -- (Continued)
        Rio Tinto, Ltd.................................  18,907 $1,711,561
       *Roc Oil Co., Ltd...............................  78,562     37,143
        Ruralco Holdings, Ltd..........................   1,300      4,921
        SAI Global, Ltd................................  20,826    114,496
        Salmat, Ltd....................................  11,000     44,117
       *Sandfire Resources NL..........................   4,145     32,622
        Santos, Ltd....................................  54,504    905,768
       *Saracen Mineral Holdings, Ltd..................  53,183     41,019
        Sedgman, Ltd...................................   9,230     19,236
        Seek, Ltd......................................   8,870     67,858
        Select Harvests, Ltd...........................   2,843      9,756
        Servcorp, Ltd..................................   9,992     33,097
        Seven Group Holdings, Ltd......................  22,576    226,352
       *Sigma Pharmaceuticals, Ltd..................... 174,020     70,693
       *Silex System, Ltd..............................   6,346     28,246
        Sims Metal Management, Ltd.....................  25,656    491,000
        Sims Metal Management, Ltd. Sponsored ADR......   1,900     36,271
       *Skilled Group, Ltd.............................   7,580     17,464
        SMS Management & Technology, Ltd...............   8,481     58,842
        Sonic Healthcare, Ltd..........................  26,396    363,067
        Southern Cross Media Group, Ltd................  59,742    107,699
        SP Ausnet, Ltd.................................  69,316     66,618
        SP Telemedia, Ltd..............................  80,192    148,051
        Spark Infrastructure Group, Ltd................ 102,507    133,468
       #Specialty Fashion Group, Ltd...................   8,094      9,334
        Spotless Group, Ltd............................  45,294     97,847
       *St. Barbara, Ltd...............................  57,864    141,488
       *Straits Resources , Ltd........................  21,527     20,882
        STW Communications Group, Ltd..................  56,702     72,166
        Suncorp Group, Ltd............................. 119,257  1,091,257
       *Sunland Group, Ltd.............................  21,844     16,542
        Super Retail Group, Ltd........................  12,569     99,145
        TABCORP Holdings, Ltd.......................... 104,158    873,125
       *Tanami Gold NL.................................   5,827      5,582
       *Tap Oil, Ltd...................................  85,639     90,755
        Tassal Group, Ltd..............................  24,227     43,016
       #Tatts Group, Ltd............................... 227,009    578,181
        Telstra Corp., Ltd.............................  38,937    124,368
        Telstra Corp., Ltd. ADR........................     600      9,540
        Ten Network Holdings, Ltd......................  41,020     60,914
       *Teranga Gold Corp..............................  13,832     34,871
        TFS Corp., Ltd.................................  27,337     26,217
       *Thakral Holdings Group, Ltd....................  48,013     24,770
        Thorn Group, Ltd...............................  15,328     33,624
        Toll Holdings, Ltd.............................  89,421    553,635
        Tower Australia Group, Ltd.....................  69,627    305,271
        Transfield Services, Ltd.......................  43,305    169,202
        Transfield Services, Ltd. Infrastructure Fund..  60,453     52,017
       #*Transpacific Industries Group, Ltd............  90,780    110,876
        Transurban Group, Ltd..........................  25,184    146,560
       *Troy Resources NL..............................  16,220     64,038
        Trust Co., Ltd. (The)..........................   1,137      7,612
        UGL, Ltd.......................................  16,395    271,842
       *UXC, Ltd.......................................  31,427     20,011
        Village Roadshow, Ltd..........................   6,668     31,612
       *Virgin Blue Holdings, Ltd...................... 312,963     98,017
        Washington H. Soul Pattinson & Co., Ltd........  23,821    341,978
        Watpac, Ltd....................................  32,558     55,944
        WDS, Ltd.......................................  33,762     26,793
        Webjet, Ltd....................................  12,221     27,929
        Wesfarmers, Ltd................................  57,771  2,116,350

                                     1003

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares     Value++
                                                            ------     -----

 AUSTRALIA -- (Continued)
    West Australian Newspapers Holdings, Ltd..............  12,077 $    66,342
    Western Areas NL......................................   4,482      33,119
    Westpac Banking Corp.................................. 116,777   3,188,014
    Whitehaven Coal, Ltd..................................  17,437     123,007
    WHK Group, Ltd........................................  37,000      36,977
    Wide Bay Australia, Ltd...............................   1,410      15,046
    Woodside Petroleum, Ltd...............................   7,084     364,276
    Woolworths, Ltd.......................................   9,982     290,486
    WorleyParsons, Ltd....................................   5,578     186,266
                                                                   -----------
 TOTAL AUSTRALIA..........................................          61,079,124
                                                                   -----------

 AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG................................     753      83,790
    Andritz AG............................................   1,561     161,218
   *A-TEC Industries AG...................................   3,557      10,430
    Atrium European Real Estate, Ltd......................   6,743      46,117
   *Austria Technologie & Systemtechnik AG................     770      16,930
   *CA Immobilien Anlagen AG..............................   4,409      86,796
    Erste Group Bank AG...................................  20,939   1,057,153
    EVN AG................................................   3,428      65,740
    Flughafen Wien AG.....................................   2,248     141,518
   *Intercell AG..........................................   4,255      38,497
    Kapsch TrafficCom AG..................................     655      62,057
    Lenzing AG............................................      70       9,114
    Mayr-Melnhof Karton AG................................     732      88,924
    Oesterreichischen Post AG.............................   3,093     111,921
    OMV AG................................................  15,921     725,847
    Raiffeisen Bank International AG......................   6,735     371,174
   *RHI AG................................................     982      35,060
    Schoeller-Bleckmann Oilfield Equipment AG.............   1,468     148,584
    Semperit Holding AG...................................     982      57,437
    Strabag SE............................................   5,473     183,807
    Telekom Austria AG....................................   9,625     148,787
    Uniqa Versicherungen AG...............................   1,961      44,549
    Verbund AG............................................     554      25,044
    Vienna Insurance Group AG Wiener Versicherung Gruppe..   6,107     364,280
    Voestalpine AG........................................  16,373     805,510
   *Wienerberger AG.......................................  22,564     482,502
    Zumtobel AG...........................................   2,513      91,162
                                                                   -----------
 TOTAL AUSTRIA............................................           5,463,948
                                                                   -----------

 BELGIUM -- (0.9%)
   *Ablynx NV.............................................   6,382      75,376
    Ackermans & van Haaren NV.............................   3,904     408,403
   *Ageas SA.............................................. 413,800   1,254,393
   *Agfa-Gevaert NV.......................................  54,389     242,391
    Anheuser-Busch InBev NV...............................   5,871     374,676
    Anheuser-Busch InBev NV Sponsored ADR.................   4,500     287,865
   *Arseus NV.............................................   4,228      77,464
    Banque Nationale de Belgique SA.......................      26     134,844
   *Barco NV..............................................   3,882     339,123
    Bekaert SA............................................   4,014     502,162
    Belgacom SA...........................................   3,831     150,636
    Colruyt SA............................................   2,370     136,719
    Compagnie d'Entreprises SA............................   2,611     226,165
    Compagnie Immobiliere de Belgique SA..................     189       8,871
    Compagnie Maritime Belge SA...........................   3,221     100,844
   #*Deceuninck NV........................................  18,601      55,677
    Delhaize Group SA.....................................      68       5,883
    Delhaize Group SA Sponsored ADR.......................  13,949   1,197,661
   *Dexia SA..............................................  93,447     372,188

                                     1004

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  Shares     Value++
                                                                                  ------     -----

BELGIUM -- (Continued)
   D'ieteren SA.................................................................   5,700 $   413,988
   Econocom Group SA............................................................   2,034      48,016
   Elia System Operator SA NV...................................................   2,180      96,682
   Euronav SA...................................................................   5,837      98,034
   EVS Broadcast Equipment SA...................................................   1,521     104,193
   Exmar NV.....................................................................   8,774      87,864
  *Galapagos NV.................................................................   6,113      90,456
  *Ion Beam Applications SA.....................................................   3,199      37,774
  #*KBC Groep NV................................................................  15,900     647,242
   Kinepolis Group NV...........................................................   1,570     134,507
   Melexis NV...................................................................   2,127      40,695
   Mobistar SA..................................................................   1,159      86,001
  #Nyrstar NV...................................................................  26,530     366,365
   Omega Pharma SA..............................................................   4,108     210,656
   Recticel SA..................................................................   6,887      76,544
   Resilux SA...................................................................     348      32,835
  *Roularta Media Group NV......................................................   1,508      55,220
   Sioen Industries NV..........................................................   4,172      45,174
   Sipef NV.....................................................................   1,027     108,059
   Solvay SA....................................................................   8,168   1,177,657
  *Telenet Group Holding NV.....................................................   4,618     229,560
   Tessenderlo Chemie NV........................................................   9,980     397,104
  #*ThromboGenics NV............................................................   4,600     143,216
  *TiGenix NV...................................................................   8,625      18,175
   UCB SA.......................................................................  15,172     733,008
   Umicore SA...................................................................  11,188     641,279
   Van de Velde NV..............................................................     560      33,872
                                                                                         -----------
TOTAL BELGIUM...................................................................          12,105,517
                                                                                         -----------

BRAZIL -- (2.0%)
   AES Tiete SA.................................................................   3,400      50,723
  *All America Latina Logistica SA..............................................  45,300     373,181
   Amil Participacoes SA........................................................   7,440      90,328
  *Anhanguera Educacional Participacoes SA......................................   7,100     158,545
   B2W Cia Global Do Varejo SA..................................................   5,500      76,808
   Banco ABC Brasil SA..........................................................  17,150     146,623
   Banco Alfa de Investimento SA................................................  14,300      67,173
   Banco Bradesco SA............................................................  54,481     908,363
   Banco Daycoval SA............................................................  16,300     126,405
   Banco do Brasil SA...........................................................  39,334     722,573
   Banco Industrial e Comercial SA..............................................  10,100      72,867
   Banco Panamericano SA........................................................  27,000      96,110
   Banco Santander Brasil SA ADR................................................  76,545     888,687
   Bematech SA..................................................................   6,000      29,901
   BM&F Bovespa SA.............................................................. 193,200   1,450,351
  *BR Malls Participacoes SA....................................................  48,200     509,207
   Brasil Brokers Participacoes SA..............................................  23,200     125,645
  *Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA. 182,880      92,998
   Brasil Telecom SA ADR........................................................     144       1,532
   BRF - Brasil Foods SA........................................................   9,416     190,930
   BRF - Brasil Foods SA ADR....................................................  34,760     719,880
   Brookfield Incorporacoes SA..................................................  35,500     199,930
   Camargo Correa Desenvolvimento Imobiliario SA................................  12,400      51,391
   CCR SA.......................................................................   5,300     164,572
   Centrais Eletricas Brasileiras SA Sponsored ADR..............................   2,800      41,496
   Centrais Eletricas Brasilerias SA............................................   3,500      51,081
  *CETIP SA.....................................................................   3,994      65,653
   Cia de Gas de Sao Paulo SA...................................................   1,400      39,601
   Cia de Saneamento Basico do Estado de Sao Paulo ADR..........................   4,300     251,636
   Cia de Saneamento de Minas Gerais-Copasa SA..................................  12,600     224,096
   Cia Energetica de Minas Gerais SA............................................   1,375      22,279

                                     1005

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------  -----

  BRAZIL -- (Continued)
     Cia Energetica de Sao Paulo SA..........................  12,900 $248,619
    *Cia Hering SA...........................................   2,758   59,694
     Cia Siderurgica Nacional SA Sponsored ADR...............   7,800  124,254
    *Cielo SA................................................   3,800   35,531
     Cosan SA Industria e Comercio...........................  20,700  316,579
     CPFL Energia SA.........................................   4,200  121,739
     Cremer SA...............................................  10,900  103,305
    *Cyrela Brazil Realty SA Empreendimentos e Participacoes.  35,300  374,047
     Diagnosticos Da America SA..............................  20,000  268,497
     Drogasil SA.............................................   9,750   70,342
     Duratex SA..............................................   4,200   44,184
     Embraer SA..............................................  55,700  440,799
     Embraer SA ADR..........................................  20,543  667,237
    *Energias do Brazil SA...................................   4,200  104,413
    *Equatorial Energia SA...................................  11,000   92,995
    *Estacio Participacoes SA................................   2,500   36,486
     Eternit SA..............................................  24,972  170,004
     Even Construtora e Incorporadora SA.....................  45,800  254,736
     EZ Tec Empreendimentos e Participacoes SA...............  13,000  132,876
     Fertilizantes Fosfatados SA.............................   7,100   73,744
    *Fibria Celulose SA......................................  10,683  167,389
    *Fibria Celulose SA Sponsored ADR........................  20,386  329,234
    *Fleury SA...............................................     600    8,795
     Gafisa SA...............................................  10,200   61,983
     Gafisa SA ADR...........................................  24,000  296,640
    *General Shopping Brasil SA..............................   6,700   52,980
     Gerdau SA...............................................  18,100  176,490
     Grendene SA.............................................   9,000   53,089
     Guararapes Confeccoes SA................................   1,200   65,599
     Helbor Empreendimentos SA...............................   4,200   55,477
    *Hypermarcas SA..........................................  13,100  175,616
    *IdeiasNet SA............................................  15,400   33,968
     Iguatemi Empresa de Shopping Centers SA.................   4,500  116,619
    *Inpar SA................................................  38,650   72,721
     Iochpe-Maxion SA........................................   8,800  123,061
     Itau Unibanco Holding SA................................   3,700   73,003
    *JBS SA..................................................  64,200  217,101
     JHSF Participacoes SA...................................   7,900   21,342
    *Kepler Weber SA......................................... 145,000   25,807
    *Kroton Educacional SA...................................   4,200   54,462
     Light SA................................................   7,300  123,059
    *LLX Logistica SA........................................  23,822   68,746
    *Localiza Rent a Car SA..................................   3,700   63,619
    *Log-in Logistica Intermodal SA..........................   5,000   25,807
     Lojas Americanas SA.....................................  25,300  194,430
     Lojas Renner SA.........................................   8,000  296,466
    *LPS Brasil Consultoria de Imoveis SA....................   2,300   62,690
    *Lupatech SA.............................................   2,100   15,698
     M. Dias Branco SA.......................................   2,800   72,260
     Marfrig Alimentos SA....................................   5,200   53,282
     Metalfrio Solutions SA..................................   8,700   64,703
     Minerva SA..............................................  15,200   64,734
    *MMX Mineracao e Metalicos SA............................  15,026   95,512
    *MPX Energia SA..........................................   6,100  144,241
     MRV Engenharia e Participacoes SA.......................  16,800  146,621
    *Multiplan Empreendimentos Imobiliarios SA...............   7,820  163,439
     Natura Cosmeticos SA....................................   6,100  171,189
     Obrascon Huarte Lain Brasil SA..........................   1,800   76,499
     OdontoPrev SA...........................................  25,200  402,700
     Parana Banco SA.........................................  12,000   91,533
    *Paranapanema SA.........................................  28,800   95,561

                                     1006

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      Shares     Value++
                                                                                      ------     -----

BRAZIL -- (Continued)
  *PDG Realty SA Empreendimentos e Participacoes.................................... 140,100 $   824,641
   Petroleo Brasileiro SA ADR.......................................................  81,691   3,049,525
   Porto Seguro SA..................................................................  21,100     350,594
  *PortX Operacoes Portuarias SA....................................................   2,122       4,654
   Positivo Informatica SA..........................................................   7,200      32,906
   Profarma Distribuidora de Produtos Farmaceuticos SA..............................   3,400      33,823
   Redecard SA......................................................................   2,900      42,140
   Rodobens Negocios Imobiliarios SA................................................   4,000      33,994
   Rossi Residencial SA.............................................................  27,800     258,527
   Santos Brasil Participacoes SA...................................................   5,850     111,556
   Sao Martinho SA..................................................................   9,800     150,750
   SLC Agricola SA..................................................................  15,400     193,626
   Souza Cruz SA....................................................................   7,500      85,336
   Springs Global Participacoes SA..................................................  10,400      30,409
   Sul America SA...................................................................  21,370     277,924
  *Tecnisa SA.......................................................................  10,700      82,705
   Tegma Gestao Logistica SA........................................................   3,550      59,076
   Tele Norte Leste Participacoes SA................................................   4,400      94,198
   Telecomunicacoes de Sao Paulo SA.................................................   2,100      50,845
  *Tim Participacoes SA.............................................................  12,200      65,994
   Totvs SA.........................................................................  17,500     334,938
   Tractebel Energia SA.............................................................   2,700      47,797
   Universo Online SA...............................................................  12,900     144,317
   Usinas Siderurgicas de Minas Gerais SA...........................................  18,960     307,925
   Vale SA Sponsored ADR............................................................  52,700   1,760,180
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA..   9,250     125,826
   Vivo Participacoes SA............................................................   1,015      39,743
   Vivo Participacoes SA ADR........................................................   6,271     262,191
   WEG Industrias SA................................................................  15,700     195,102
                                                                                             -----------
TOTAL BRAZIL........................................................................          25,476,053
                                                                                             -----------

CANADA -- (8.1%)
  *5N Plus, Inc.....................................................................   7,800      76,504
   Aastra Technologies, Ltd.........................................................   1,700      37,462
  *Absolute Software Corp...........................................................     500       1,797
  *Advantage Oil & Gas, Ltd.........................................................  26,000     220,937
   Aecon Group, Inc.................................................................  13,100     129,595
   AGF Management, Ltd. Class B.....................................................  13,578     284,146
   Agnico-Eagle Mines, Ltd..........................................................   4,700     327,458
   Agrium, Inc......................................................................   9,895     896,893
  *Ainsworth Lumber Co., Ltd........................................................   7,780      25,408
  *Air Canada.......................................................................   4,133      10,091
  *Alacer Gold Corp.................................................................  18,242     190,296
   Alamos Gold, Inc.................................................................   9,100     152,733
   Algoma Central Corp..............................................................     360      37,288
   Algonquin Power & Utilities Corp.................................................  20,300     115,215
   Alimentation Couche-Taro, Inc. Class B...........................................  18,385     482,870
   Alliance Grain Traders, Inc......................................................   1,200      29,107
   AltaGas, Ltd.....................................................................  12,642     339,115
  *Altius Minerals Corp.............................................................   3,500      48,090
  *Amerigo Resources, Ltd...........................................................  42,500      51,208
  *Anderson Energy, Ltd.............................................................  30,500      33,848
  *Angle Energy, Inc................................................................   8,487      85,126
  *Antrim Energy, Inc...............................................................  36,800      35,394
  *Anvil Mining, Ltd................................................................  16,300     110,085
   ARC Resources, Ltd...............................................................  11,200     302,328
  *Argonaut Gold, Inc...............................................................   8,300      47,371
   Astral Media, Inc. Class A.......................................................   7,400     287,897
   ATCO, Ltd........................................................................   3,600     221,635
   Atlantic Power Corp..............................................................  10,400     157,734
  *Atrium Innovations, Inc..........................................................   6,300     107,336

                                     1007

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       Shares    Value++
                                                       ------    -----

        CANADA -- (Continued)
          *ATS Automation Tooling System, Inc......... 10,257 $   74,259
          *Aura Minerals, Inc......................... 21,224     68,193
          *B2Gold Corp................................ 29,400    100,056
          *Baja Mining Corp........................... 34,200     46,268
          *Ballard Power Systems, Inc................. 23,900     49,510
           Bank of Montreal........................... 32,999  2,167,265
           Bank of Nova Scotia........................ 30,481  1,858,531
          *Bankers Petroleum, Ltd..................... 13,800    121,059
           Barrick Gold Corp.......................... 22,950  1,172,059
          *Baytex Energy Corp.........................    722     44,587
           BCE, Inc................................... 21,200    794,538
           Bell Aliant, Inc........................... 10,820    307,738
          *Bellatrix Exploration, Ltd................. 10,000     58,025
          #*Birchcliff Energy, Ltd.................... 11,600    160,364
           Black Diamond Group, Ltd...................    807     23,319
          *BlackPearl Resources, Inc.................. 30,300    255,235
          *Bombardier, Inc............................  7,100     52,904
           Bombardier, Inc. Class B................... 54,332    404,841
           Bonavista Energy Corp......................  4,092    122,957
          *Boralex, Inc. Class A......................  4,200     38,620
          *Breakwater Resources, Ltd.................. 13,305     82,545
           Brookfield Asset Management, Inc. Class A.. 13,300    447,855
           Brookfield Properties Corp.................  5,900    116,734
           CAE, Inc................................... 26,952    363,196
           Calfrac Well Services, Ltd.................  4,400    155,650
          *Calvalley Petroleum, Inc................... 10,000     32,130
           Cameco Corp................................ 12,871    379,947
           Canaccord Capital, Inc..................... 15,200    229,731
           Canada Bread Co., Ltd......................  1,500     74,655
          #Canadian Imperial Bank of Commerce......... 17,807  1,541,586
           Canadian National Railway Co...............  4,800    372,322
           Canadian National Resources, Ltd........... 30,720  1,445,170
          *Canadian Oil Sands, Ltd....................  2,100     72,445
           Canadian Pacific Railway, Ltd.............. 13,872    920,011
           Canadian Tire Corp. Class A................ 12,961    826,030
           Canadian Utilities, Ltd. Class A........... 10,340    586,095
           Canadian Western Bank......................  8,800    281,909
           Canam Group, Inc. Class A..................  3,600     31,390
          *Canfor Corp................................ 15,204    200,224
          *Canfor Pulp Products, Inc..................  2,300     43,319
          *Cangene Corp...............................  1,800      4,280
          *Capital Power Corp.........................    452     12,177
          *Capstone Infrastructure Corp...............  7,297     62,161
          *Capstone Mining Corp....................... 25,558    102,108
          *Cardiome Pharma Corp.......................  5,100     27,760
           Cascades, Inc.............................. 15,187    110,754
          *Catalyst Paper Corp........................ 31,100      6,574
           CCL Industries, Inc. Class B...............  3,124    104,502
          *Celestica, Inc............................. 33,400    369,601
          *Celtic Exploration, Ltd.................... 11,800    241,949
           Cenovus Energy, Inc........................ 20,055    771,126
          *CGI Group, Inc............................. 34,960    764,860
          *Chinook Energy, Inc........................  5,456     11,648
          *Churchill Corp. Class A (The)..............  2,300     50,150
           CI Financial Corp..........................  4,800    117,495
           Cineplex, Inc..............................  4,023    104,811
          *Claude Resources, Inc...................... 32,900     78,934
           Cogeco Cable, Inc..........................  2,800    134,355
          *COM DEV International, Ltd................. 13,300     39,360
          *Compton Petroleum Corp..................... 46,700     15,054
          *Connacher Oil & Gas, Ltd................... 63,632     90,120

                                     1008

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                    Shares    Value++
                                                    ------    -----

           CANADA -- (Continued)
              Constellation Software, Inc.........     500 $   36,411
             *Contrans Group, Inc.................   2,300     21,878
             *Copper Mountain Mining Corp.........  10,140     77,699
              Corby Distilleries, Ltd.............   1,100     19,532
             #*Corridor Resources, Inc............   9,600     47,181
              Corus Entertainment, Inc. Class B...   9,600    201,812
             *Cott Corp...........................  19,200    171,068
              Crescent Point Energy Corp..........  16,300    740,103
             *Crew Energy, Inc....................  10,600    183,174
             *Crocodile Gold Corp.................     500        476
             *Davis & Henderson Income Corp.......   2,902     58,675
              Daylight Energy, Ltd................  32,682    375,127
             *Delphi Energy Corp..................  13,400     38,381
             *Denison Mines Corp..................  56,300    130,909
             *Descartes Systems Group, Inc. (The).   8,700     57,838
             *Dollarama, Inc......................   5,057    158,474
              Dorel Industries, Inc. Class B......   4,000    133,002
             *DragonWave, Inc.....................   4,600     38,262
             *Dundee Capital Markets, Inc.........   7,600     11,647
             #*Dundee Precious Metals, Inc........  19,700    190,722
             *Dynasty Metals & Mining, Inc........     200        725
             *Eastern Platinum, Ltd............... 156,800    190,583
              E-L Financial Corp., Ltd............     184     93,930
              Eldorado Gold Corp..................  29,028    540,277
              Emera, Inc..........................   3,544    117,990
              Empire Co., Ltd. Class A............   4,788    271,749
             *Enbridge Income Fund Holdings, Inc..   1,575     30,679
              Enbridge, Inc.......................   7,457    484,707
              Encana Corp.........................  45,510  1,529,105
             *Endeavour Mining Corp...............   6,725     16,988
              Enerplus Corp.......................  21,082    682,494
              Ensign Energy Services, Inc.........  20,000    386,197
             *Epsilon Energy, Ltd.................  14,800     60,223
             *Equinox Minerals, Ltd............... 106,675    913,246
              Equitable Group, Inc................   3,000     91,634
             *Euro Goldfields, Ltd................  12,400    172,472
              Evertz Technologies, Ltd............   2,565     43,105
             *EXFO, Inc...........................   5,100     47,542
             *Fairborne Energy, Ltd...............  12,865     65,131
              Fairfax Financial Holdings, Ltd.....   3,130  1,264,042
              Finning International, Inc..........  18,556    544,236
             *First Capital Realty, Inc...........   5,800    100,902
             *First Majestic Silver Corp..........  16,200    339,701
              First Quantum Minerals, Ltd.........   7,900  1,125,780
             #*First Uranium Corp.................  62,000     57,010
             *FirstService Corp...................   2,200     84,359
             *Flint Energy Services, Ltd..........   8,400    127,756
             *Forsys Metals Corp..................   1,100      2,058
              Fortis, Inc.........................   9,300    319,354
             *Fortress Paper, Ltd.................     766     34,181
             *Fortuna Silver Mines, Inc...........  13,100     71,720
             *Fortune Minerals, Ltd...............   9,363     16,031
              Forzani Group, Ltd. Class A.........   3,790     74,827
             *Galleon Energy, Inc. Class A........   9,608     35,542
             *Gammon Gold, Inc....................  18,000    196,903
             *Genesis Land Development Corp.......  12,700     63,087
              Gennum Corp.........................   6,300     52,936
              Genworth MI Canada, Inc.............   2,583     70,762
              George Weston, Ltd..................   4,800    343,912
              Gildan Activewear, Inc..............  11,000    409,702
             *Glacier Media, Inc..................   1,400      3,551

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
                                                               Shares    Value++
                                                               ------    -----

CANADA -- (Continued)
  *GLG Life Tech Corp........................................   4,682 $   45,526
   Gluskin Shef & Associates, Inc............................     900     20,023
  *GLV, Inc..................................................   6,118     49,790
   GMP Capital, Inc..........................................   2,900     46,344
   Goldcorp, Inc.............................................  30,117  1,683,547
  *Golden Star Resources, Ltd................................  45,300    146,507
  *Gran Tierra Energy, Inc...................................  24,685    183,673
  *Grande Cache Coal Corp....................................   1,000      8,529
  *Great Canadian Gaming Corp................................   9,600     79,446
   Great-West Lifeco, Inc....................................  14,700    423,374
  *Greystar Resources, Ltd...................................   4,100     14,993
   Groupe Aeroplan, Inc......................................  30,480    417,826
   Guardian Capital Group, Ltd...............................   3,750     39,436
  *Hanfeng Evergreen, Inc....................................   6,300     34,292
  *Harry Winston Diamond Corp................................   8,400    142,937
  *Heroux-Devtek, Inc........................................   6,091     53,368
  *High River Gold Mines, Ltd................................  26,074     33,621
   Home Capital Group, Inc...................................   3,200    192,781
   HudBay Minerals, Inc......................................  22,252    355,129
   Husky Energy, Inc.........................................  14,800    463,013
   IAMGOLD Corp..............................................  33,500    696,449
   IESI-BFC, Ltd.............................................   6,500    164,947
   IGM Financial, Inc........................................   3,400    174,896
  *Imax Corp.................................................   5,500    193,341
  *Imperial Metals Corp......................................   1,900     44,059
   Imperial Oil, Ltd.........................................   2,200    116,261
  *Indigo Books & Music, Inc.................................   1,800     25,017
   Industrial Alliance Insurance & Financial Services, Inc...  13,536    581,698
   Inmet Mining Corp.........................................   9,200    645,648
   Innergex Renewable Energy, Inc............................   4,933     51,877
   Intact Financial Corp.....................................  14,100    715,320
  *International Forest Products, Ltd. Class A...............   6,640     41,265
  *Intertape Polymer Group, Inc..............................   6,870     10,601
  *Ivanhoe Energy, Inc.......................................  31,000     87,153
  *Ivanhoe Mines, Ltd........................................   5,750    150,777
  #*Jaguar Mining, Inc.......................................  12,000     66,966
   Jean Coutu Group (PJC), Inc. Class A (The)................  14,900    165,354
   Just Energy Group, Inc....................................   9,900    156,743
  *Katanga Mining, Ltd.......................................   2,500      5,337
   Killam Properties, Inc....................................     719      8,283
  *Kingsway Financial Services, Inc..........................   5,000      5,285
   Kinross Gold Corp.........................................  57,475    911,193
  *Kirkland Lake Gold, Inc...................................   1,800     26,786
  *Lake Shore Gold Corp......................................  50,500    216,699
   Laurentian Bank of Canada.................................   4,700    249,716
  *Legacy Oil & Gas, Inc.....................................  17,389    247,745
   Leon's Furniture, Ltd.....................................   4,310     61,041
   Linamar Corp..............................................   7,600    170,531
   Loblaw Cos., Ltd..........................................  10,300    434,143
  *Lundin Mining Corp........................................  65,850    644,476
   MacDonald Dettweiler & Associates, Ltd....................   4,300    259,095
  *MAG Silver Corp...........................................   6,100     73,885
  *MagIndustries Corp........................................  86,500     20,570
   Magna International, Inc..................................  36,072  1,853,639
   Major Drilling Group International, Inc...................   6,000     99,942
   Manitoba Telecom Services, Inc............................   4,000    127,464
   Manulife Financial Corp................................... 103,272  1,854,454
   Maple Leaf Foods, Inc.....................................  15,875    197,651
  *Martinrea International, Inc..............................  10,500     94,552
   MDS, Inc..................................................  19,800    232,289
  *MEGA Brands, Inc..........................................  82,000     47,667

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
                                                    Shares    Value++
                                                    ------    -----

           CANADA -- (Continued)
             #*Mega Uranium, Ltd................... 22,900 $   12,344
              Methanex Corp........................ 12,600    407,371
              Metro, Inc. Class A.................. 12,975    634,934
             *Midway Energy, Ltd...................  2,966     14,420
             *Migao Corp........................... 18,700    135,978
             *Minefinders Corp.....................  3,600     60,536
             *Minera Andes, Inc.................... 40,000    118,374
              Mosaid Technologies, Inc.............  1,700     54,064
              Mullen Group, Ltd.................... 11,071    248,297
              NAL Energy Corp......................  8,439    111,224
              National Bank of Canada.............. 18,272  1,512,898
             *Neo Material Technologies, Inc....... 28,900    299,034
             *New Gold, Inc........................ 55,980    628,936
              Newalta Corp.........................  7,240    100,472
              Nexen, Inc........................... 52,340  1,384,633
              Niko Resources, Ltd..................  1,900    160,551
             *Norbord, Inc.........................  3,790     53,116
             *North American Energy Partners, Inc..  3,938     44,785
             *North American Palladium, Ltd........ 11,500     73,778
             *Northern Dynasty Minerals, Ltd.......  2,300     31,213
             *Northgate Minerals Corp.............. 52,500    157,031
             *Northland Power, Inc.................  3,687     62,311
              Nuvista Energy, Ltd.................. 10,700    108,114
             #*OceanaGold Corp..................... 31,945     93,524
             #*Oncolytics Biotech, Inc.............  5,908     35,967
              Onex Corp............................ 13,600    510,278
             *Open Text Corp.......................  3,800    232,783
             #*OPTI Canada, Inc.................... 50,739     12,870
             *Orleans Energy, Ltd.................. 14,900     42,520
             *Orvana Minerals Corp................. 32,751    112,153
              Pacific Northern Gas, Ltd............    278      7,933
              Pacific Rubiales Energy Corp......... 23,200    704,962
             *Paladin Labs, Inc....................    883     37,330
              Pan Amer Silver Corp.................  8,700    313,831
             *Paramount Resources, Ltd. Class A....  3,700    114,971
              Pason Systems, Inc...................  2,400     39,317
             *Patheon, Inc......................... 12,718     30,513
              Pembina Pipeline Corp................  1,500     36,543
              Pengrowth Energy Corp................ 53,970    762,077
             *Penn West Petroleum, Ltd............. 45,890  1,177,624
              Perpetual Energy, Inc................ 13,463     58,909
             *Petaquilla Minerals, Ltd............. 21,700     19,953
              PetroBakken Energy, Ltd.............. 12,146    230,558
             *Petrobank Energy & Resources, Ltd.... 12,669    268,069
              Petrominerales, Ltd..................  3,317    126,945
             *Phoscan Chemical Corp................ 10,500      6,215
             *Plutonic Power Corp..................  8,700     20,689
              Potash Corp. of Saskatchewan, Inc....  6,500    367,199
             *Precision Drilling Corp.............. 37,278    564,597
              Premium Brands Holdings Corp.........  3,200     55,365
             *Progress Energy Resources Corp....... 29,857    408,339
             *Pulse Seismic, Inc...................  2,900      6,866
             *QLT, Inc............................. 15,600    127,451
             *Quadra FNX Mining, Ltd............... 31,958    524,555
              Quebecor, Inc. Class B...............  7,700    273,526
             *Queenston Mining, Inc................  3,225     26,587
             *Questerre Energy Corp................ 32,700     37,672
             *Ram Power Corp....................... 20,360     15,063
              Reitmans Canada, Ltd.................  2,400     42,513
              Reitmans Canada, Ltd. Class A........  6,900    127,258
             *Research In Motion, Ltd..............  4,500    219,209

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
                                                    Shares    Value++
                                                    ------    -----

           CANADA -- (Continued)
             #*Resverlogix Corp....................  3,800 $    7,792
              Richelieu Hardware, Ltd..............  1,900     60,244
             *Richmont Mines, Inc..................  2,400     23,362
              Ritchie Brothers Auctioneers, Inc....  2,700     84,640
             *Rock Energy, Inc.....................  8,809     46,924
              Rogers Communications, Inc. Class B..  4,600    174,101
              RONA, Inc............................ 20,260    296,143
              Royal Bank of Canada................. 39,374  2,480,252
              Russel Metals, Inc...................  9,000    247,318
             *Sabina Gold & Silver Corp............ 30,593    236,686
             *Sandvine Corp........................ 27,400     69,213
              Saputo, Inc..........................  4,200    199,934
             *Savanna Energy Services Corp......... 18,200    198,322
             *Scorpio Mining Corp.................. 18,250     23,918
              Sears Canada, Inc....................  5,000    105,057
             *SEMAFO, Inc.......................... 23,000    195,445
              Shaw Communictions, Inc. Class B.....  7,500    158,379
              ShawCor, Ltd.........................  6,200    221,880
              Sherritt International Corp.......... 45,300    383,026
              Shoppers Drug Mart Corp.............. 10,400    452,867
             *Sierra Wireless, Inc.................  4,100     48,664
             *Silver Standard Resources, Inc.......  5,700    198,263
              Silver Wheaton Corp.................. 23,900    972,520
              Silvercorp Metals, Inc............... 29,600    402,947
             *Sino-Forest Corp..................... 40,797  1,013,727
              SNC-Lavalin Group, Inc...............  3,784    228,924
             *Softchoice Corp......................  1,700     15,245
             *Southern Pacific Resource Corp....... 26,769     52,624
             *SouthGobi Resources, Ltd............. 12,000    150,674
             #*Sprott Resource Corp................ 16,255     84,355
             *Sprott Resource Lending Corp......... 24,454     44,713
              Sprott, Inc..........................    600      5,853
             *Stantec, Inc.........................  5,771    181,886
             *Stornoway Diamond Corp............... 10,125     24,185
              Student Transportation, Inc..........  8,498     61,165
              Sun Life Financial, Inc.............. 47,557  1,556,667
              Suncor Energy, Inc................... 90,588  4,175,387
             *SunOpta, Inc.........................  4,800     33,990
              Superior Plus Corp...................  4,600     53,529
             #*Swisher Hygiene, Inc................  9,700     85,502
             *SXC Health Solutions Corp............ 10,800    596,874
              Talisman Energy, Inc................. 73,400  1,772,647
             #*Tanzanian Royalty Exploration Corp..  7,800     56,636
             *Taseko Mines, Ltd....................  8,800     46,504
              Teck Resources, Ltd. Class B......... 43,200  2,348,228
              Telus Corp...........................    300     15,809
              Telus Corp. Non-Voting............... 12,332    620,543
             *Tembec, Inc..........................  3,835     21,847
             *Terra Energy Corp.................... 17,498     19,234
             *Thompson Creek Metals Co., Inc....... 21,100    259,360
              Thomson Reuters Corp................. 24,281    984,431
              Tim Hortons, Inc.....................  5,075    246,898
             *Timminco, Ltd........................  5,700      2,410
              TMX Group, Inc.......................  2,120     90,881
             *Torex Gold Resources, Inc............ 17,499     33,661
              Toromont Industries, Ltd.............  5,900    205,594
              Toronto Dominion Bank................ 48,900  4,233,883
              Torstar Corp. Class B................  9,700    143,324
              Total Energy Services, Inc...........  4,600     77,060
              TransAlta Corp....................... 35,470    790,263
              TransCanada Corp..................... 40,768  1,754,125

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
                                                           Shares      Value++
                                                           ------      -----

 CANADA -- (Continued)
    Transcontinental, Inc. Class A.....................     9,200 $    141,770
    TransForce, Inc....................................     5,900       87,862
   *TransGlobe Energy Corp.............................     8,100      118,228
    Trican Well Service, Ltd...........................    11,000      271,120
    Trinidad Drilling, Ltd.............................    15,373      176,128
   *Twin Butte Energy, Ltd.............................    29,800       90,079
   *U308 Corp..........................................     2,844        1,503
   *UEX Corp...........................................    18,400       19,058
    Uni-Select, Inc....................................     2,696       78,217
   *Uranium One, Inc...................................    93,420      389,024
   *Ur-Energy, Inc.....................................       100          160
   *Valeant Pharmaceuticals International, Inc.........    28,215    1,488,061
   *Vector Aerospace Corp..............................     4,239       57,751
    Vermilion Energy, Inc..............................       900       48,322
   *Vero Energy, Inc...................................     3,900       24,938
    Viterra, Inc.......................................    61,704      741,504
    West Fraser Timber Co., Ltd........................     5,248      298,412
   *Western Forest Products, Inc.......................       900        1,046
   #*Westport Innovations, Inc.........................     7,700      194,748
    Wi-Lan, Inc........................................     9,300       58,681
    Winpak, Ltd........................................     6,000       75,147
   *Xtreme Coil Drilling Corp..........................       500        3,039
    Yamana Gold, Inc...................................    72,700      926,663
    Yellow Media, Inc..................................    76,403      384,377
   *Yukon-Nevada Gold Corp.............................    20,500       11,917
   *Zarlink Semiconductor, Inc.........................    13,400       34,415
                                                                  ------------
 TOTAL CANADA..........................................            103,628,341
                                                                  ------------

 CHILE -- (0.6%)
    AES Gener SA.......................................    94,076       57,600
    Aguas Andinas SA Series A..........................   284,336      158,085
    Banco de Chile SA Series F ADR.....................     3,154      281,179
    Banco de Credito e Inversiones SA Series A.........     5,534      374,995
    Banco Santander Chile SA........................... 1,227,899      108,483
    Banco Santander Chile SA ADR.......................       324       29,675
    Banmedica SA.......................................    34,214       69,104
    Besalco SA.........................................    42,000       87,692
    CAP SA.............................................     8,340      448,253
    Cencosud SA........................................    72,724      574,337
    Cia Cervecerias Unidas SA ADR......................     3,200      192,000
    Cia General de Electricidad SA.....................    20,789      126,373
   *Cia Sud Americana de Vapores SA....................   120,818       96,282
    Colbun SA..........................................   415,803      125,278
    Corpbanca SA....................................... 6,329,164      100,522
   #Corpbanca SA ADR...................................     3,040       70,376
    Cristalerias de Chile SA...........................     2,000       27,365
   *E.CL SA............................................    28,118       75,930
    Embotelladora Andina SA Series B...................    17,884       87,857
    Embotelladora Andina SA Series B ADR...............       315        9,085
    Empresa Nacional de Electricidad SA Sponsored ADR..     5,400      304,452
    Empresas CMPC SA...................................    11,181      620,498
    Empresas Copec SA..................................    27,148      526,557
   *Empresas Hites SA..................................    17,500       28,049
   *Empresas Iansa SA..................................   761,908       92,796
   *Empresas La Polar SA...............................    36,416      204,300
    Enersis SA Sponsored ADR...........................    13,820      295,195
    ENTEL Chile SA.....................................    18,601      375,858
    Forus SA...........................................     7,930       29,960
    Grupo Security SA..................................   142,214       62,853
    Inversiones Aguas Metropolitanas SA................   128,565      210,529
   #Lan Airlines SA Sponsored ADR......................     5,500      153,670

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
                                                             Shares    Value++
                                                             ------    -----

 CHILE -- (Continued)
    Madeco SA............................................ 1,270,000 $   74,305
   *Masisa SA............................................   684,122    112,161
   *Multiexport Foods SA.................................    68,000     32,926
    Parque Arauco SA.....................................    31,356     72,178
   *PAZ Corp. SA.........................................    83,422     95,041
   *Ripley Corp. SA......................................    68,390     91,791
    S.A.C.I. Falabella SA................................     8,570     93,521
    Salfacorp SA.........................................    30,000    115,928
    Sigdo Koppers SA.....................................    86,465    187,784
    Sociedad Quimica y Minera de Chile SA Sponsored ADR..       400     24,412
    Socovesa SA..........................................   110,770     83,980
    Sonda SA.............................................    78,110    224,703
    Vina Concha Y Toro SA................................    39,500     99,031
    Vina Concha Y Toro SA Sponsored ADR..................       600     30,000
                                                                    ----------
 TOTAL CHILE.............................................            7,342,949
                                                                    ----------

 CHINA -- (4.5%)
   *A8 Digital Music Holdings, Ltd.......................   118,000     37,012
   #Agile Property Holdings, Ltd.........................   320,000    519,461
   #*Air China, Ltd......................................   142,000    144,107
    Ajisen China Holdings, Ltd...........................    69,000    137,860
   #Alibaba.com, Ltd.....................................    29,500     52,445
   #*Aluminum Corp. of China, Ltd. ADR...................    15,900    374,445
    AMVIG Holdings, Ltd..................................   130,000     94,374
   #Angang Steel Co., Ltd................................   124,000    159,731
    Anhui Conch Cement Co., Ltd..........................   120,000    567,401
    Anhui Expressway Co., Ltd............................   110,000     92,201
    Anhui Tianda Oil Pipe Co., Ltd.......................    19,000      7,327
   #Anta Sports Products, Ltd............................    41,000     66,582
    Anton Oilfield Services Group........................   338,000     69,288
    Asia Cement China Holdings Corp......................    73,000     59,676
    Asian Citrus Holdings, Ltd...........................     6,000      6,850
   #*AviChina Industry & Technology Co., Ltd. Series H...   296,000    184,707
    Bank of China, Ltd................................... 3,869,800  2,146,864
    Bank of Communications Co., Ltd......................   302,450    320,324
    Baoye Group Co., Ltd.................................    53,040     35,876
   *BBMG Corp. Series H..................................    46,000     75,560
    Beijing Capital International Airport Co., Ltd.......   386,000    190,598
   *Beijing Capital Land, Ltd............................   150,000     51,510
   *Beijing Development HK, Ltd..........................    48,000      8,484
    Beijing Enterprises Holdings, Ltd....................   117,500    628,054
   *Beijing Enterprises Water Group, Ltd.................   149,000     46,789
    Beijing Jingkelong Co., Ltd..........................     6,000      7,736
   #Beijing North Star Co., Ltd. Series H................   102,000     25,005
    Belle International Holdings, Ltd....................   230,000    451,356
   #Bosideng International Holdings, Ltd.................   398,000    126,868
   #*Brilliance China Automotive Holdings, Ltd...........   696,000    682,478
   #BYD Co., Ltd.........................................    30,000    108,709
    BYD Electronic International Co., Ltd................   157,500     84,727
    C C Land Holdings, Ltd...............................   243,000     93,778
    Central China Real Estate, Ltd.......................    64,000     17,740
    Centron Telecom International Holdings, Ltd..........     6,600      1,574
   #Chaoda Modern Agriculture Holdings, Ltd..............   547,200    343,048
    China Aerospace International Holdings, Ltd..........   180,000     21,841
    China Agri-Industries Holdings, Ltd..................   282,000    324,541
    China Aoyuan Property Group, Ltd.....................   301,000     51,304
    China Automation Group, Ltd..........................    72,000     63,135
   #China BlueChemical, Ltd..............................   410,000    334,103
   *China Chengtong Development Group, Ltd...............   112,000      7,219
    China Citic Bank Corp., Ltd..........................   790,000    566,932
    China Coal Energy Co., Ltd...........................   289,000    405,499

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
                                                                Shares    Value++
                                                                ------    -----

CHINA -- (Continued)
   China Communications Construction Co., Ltd...............   388,000 $  359,366
   China Communications Services Corp., Ltd.................   452,000    276,899
   China Construction Bank Corp............................. 3,488,200  3,307,554
  #*China COSCO Holdings Co., Ltd...........................   161,000    155,085
  *China Dongxiang Group Co., Ltd...........................   307,000    107,850
  *China Eastern Airlines Corp., Ltd. ADR...................     1,626     35,853
  *China Energine International Holdings, Ltd...............    94,000      7,397
   China Everbright International, Ltd......................   194,000     87,444
   China Everbright, Ltd....................................   152,000    336,388
  #China Foods, Ltd.........................................   158,000    110,432
  #China Gas Holdings, Ltd..................................   248,000     96,127
  *China Glass Holdings, Ltd................................    72,000     41,719
  *China Grand Forestry Green Resources Group, Ltd..........   444,000     13,644
  #China Green Holdings, Ltd................................    84,000     71,436
   China Haidian Holdings, Ltd..............................   450,000     58,589
   China High Speed Transmission Equipment Group Co., Ltd...    73,000     97,629
  #China Huiyuan Juice Group, Ltd...........................    80,500     52,988
   China Life Insurance Co., Ltd. ADR.......................     6,850    367,776
  *China Longyuan Power Group Corp..........................    68,000     69,984
   China Mengniu Dairy Co., Ltd.............................   109,000    336,645
  #China Merchants Bank Co., Ltd............................    85,201    220,097
   China Merchants Holdings International Co., Ltd..........   225,562  1,047,332
  *China Metal Recycling Holdings, Ltd......................    45,600     63,377
  *China Mining Resources Group, Ltd........................ 1,150,000     22,083
  #*China Minsheng Banking Corp., Ltd. Series H.............   114,000    109,493
   China Mobile, Ltd........................................     8,000     73,691
   China Mobile, Ltd. Sponsored ADR.........................    58,300  2,687,047
   China Molybdenum Co., Ltd................................   247,000    221,455
   China National Building Material Co., Ltd................   412,000    869,745
   China National Materials Co., Ltd........................   224,000    222,314
   China Nickel Resources Holding Co., Ltd..................   194,000     31,050
  #*China Oil & Gas Group, Ltd..............................   640,000     69,264
   China Oilfield Services, Ltd.............................   126,000    249,376
   China Overseas Land & Investment, Ltd....................   268,827    519,405
  *China Pacific Insurance Group Co., Ltd...................    43,000    185,854
   China Petroleum & Chemical Corp. ADR.....................     8,600    866,622
  #China Pharmaceutical Group, Ltd..........................   124,000     73,770
  #China Power International Development, Ltd...............   271,000     62,528
  #*China Power New Energy Development Co., Ltd.............   280,000     22,053
  #*China Precious Metal Resources Holdings Co., Ltd........   156,000     33,160
  *China Properties Group, Ltd..............................    48,000     15,183
  *China Qinfa Group, Ltd...................................    58,000     34,416
   China Railway Construction Corp., Ltd....................   179,000    158,697
   China Railway Group, Ltd.................................    75,000     40,293
  #*China Rare Earth Holdings, Ltd..........................   158,000     68,207
  *China Resources Cement Holdings, Ltd.....................    66,000     67,580
   China Resources Enterprise, Ltd..........................   142,000    569,761
   China Resources Gas Group, Ltd...........................    70,000    102,042
   China Resources Land, Ltd................................   232,000    399,222
  *China Resources Microelectronics, Ltd....................   200,000      9,945
   China Resources Power Holdings Co., Ltd..................   122,000    225,256
  *China SCE Property Holdings, Ltd.........................    23,000      6,138
  *China Seven Star Shopping, Ltd...........................   380,000      3,822
   China Shenhua Energy Co., Ltd. Series H..................    91,616    427,909
   China Shineway Pharmaceutical Group, Ltd.................    25,000     60,633
  #*China Shipping Container Lines Co., Ltd.................   783,000    312,409
   China Shipping Development Co., Ltd......................   261,752    276,750
  *China Singyes Solar Technologies Holdings, Ltd...........    50,000     47,758
  *China South City Holdings, Ltd...........................    66,000     10,727
  *China Southern Airlines Co., Ltd. ADR....................     2,850     74,926
   China State Construction International Holdings, Ltd.....   201,600    197,335

                                     1015

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CONTINUED


                                                              Shares    Value++
                                                              ------    -----

CHINA -- (Continued)
  *China Sunshine Paper Holdings Co., Ltd.................    90,000 $   27,297
  *China Taiping Insurance Holdings Co., Ltd..............    61,600    168,686
   China Telecom Corp., Ltd. ADR..........................     3,400    198,390
  #*China Travel International Investment Hong Kong, Ltd..   368,108     75,548
   China Unicom Hong Kong, Ltd. ADR.......................    78,006  1,596,003
  *China Water Affairs Group, Ltd.........................    96,000     36,419
   China Wireless Technologies, Ltd.......................    28,000     10,862
   China Yurun Food Group, Ltd............................    62,000    228,201
  *Chinasoft International, Ltd...........................    40,000      9,854
  #*Chongqing Iron & Steel Co., Ltd.......................   196,000     51,588
   Chongqing Machinery & Electric Co., Ltd................   101,925     36,459
  *CIMC Enric Holdings, Ltd...............................    70,000     27,151
  *Citic 21CN Co., Ltd....................................    30,000      3,993
   CITIC Pacific, Ltd.....................................   191,000    571,001
  *CITIC Resources Holdings, Ltd..........................   486,000    120,488
   CNOOC, Ltd. ADR........................................     3,200    798,240
  *Coastal Greenland, Ltd.................................   238,000     13,970
   Comba Telecom Systems Holdings, Ltd....................   119,789    150,008
  #*Comtec Solar Systems Group, Ltd.......................   116,000     69,638
   COSCO International Holdings, Ltd......................   108,000     69,677
   COSCO Pacific, Ltd.....................................   260,000    538,367
   Coslight Technology International Group, Ltd...........    40,000     19,805
   Country Garden Holdings Co.............................   897,000    363,148
  *CPMC Holdings, Ltd.....................................     7,000      4,289
   Dachan Food Asia, Ltd..................................   128,000     30,190
   Dalian Port (PDA) Co., Ltd.............................   156,000     61,255
  #Daphne International Holdings, Ltd.....................   204,000    163,337
   Datang International Power Generation Co., Ltd.........   186,000     70,055
   Dawnrays Pharmaceutical Holdings, Ltd..................    56,000     20,844
  #Digital China Holdings, Ltd............................    88,000    171,480
   Dongfang Electric Co., Ltd.............................    30,400     99,661
   Dongfeng Motor Corp....................................   270,000    421,860
   Dongyue Group Co., Ltd.................................    57,000     60,256
   Dynasty Fine Wines Group, Ltd..........................   114,000     39,501
   ENN Energy Holdings, Ltd...............................    78,000    266,486
  *Evergrande Real Estate Group, Ltd......................    94,000     67,338
   First Tractor Co., Ltd.................................    64,000     88,885
   Fosun International, Ltd...............................   342,500    271,675
  #Franshion Properties China, Ltd........................   664,000    207,208
  #Fufeng Group, Ltd......................................    98,000     72,065
   Fushan International Energy Group, Ltd.................   214,000    149,938
  *GCL-Poly Energy Holdings, Ltd..........................   121,000     86,849
  #Geely Automobile Holdings, Ltd.........................   300,000    120,703
  #*Global Bio-Chem Technology Group Co., Ltd.............   336,000     82,470
  #*Global Sweeteners Holdings, Ltd.......................   110,000     27,210
  *Glorious Property Holdings, Ltd........................    90,000     25,794
   Goldbond Group Holdings, Ltd...........................   410,000     23,253
   Golden Eagle Retail Group, Ltd.........................    41,000    106,946
  *Golden Meditech Holdings, Ltd..........................    64,000     11,311
  #*GOME Electrical Appliances Holding, Ltd............... 1,147,060    413,984
  #Great Wall Motor Co., Ltd..............................   267,500    483,465
   Great Wall Technology Co., Ltd.........................    86,000     42,838
   Greentown China Holdings, Ltd..........................   117,000    116,976
   Guangdong Investment, Ltd..............................   354,000    183,689
   Guangshen Railway Co., Ltd. Sponsored ADR..............     7,219    143,442
   Guangzhou Automobile Group Co., Ltd....................   506,259    569,511
  *Guangzhou Investment Co., Ltd..........................   915,200    192,628
   Guangzhou Pharmaceutical Co., Ltd......................    50,000     56,667
  #Guangzhou R&F Properties Co., Ltd......................   207,200    282,179
  #Guangzhou Shipyard International Co., Ltd..............    44,000     81,851
   GZI Transportation, Ltd................................    42,639     23,641

                                     1016

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CONTINUED


                                                              Shares    Value++
                                                              ------    -----

 CHINA -- (Continued)
   *Haier Electronics Group Co., Ltd......................   161,000 $  200,359
    Hainan Meilan International Airport Co., Ltd..........    27,000     31,237
    Haitian International Holdings, Ltd...................    17,000     25,207
    Harbin Power Equipment Co., Ltd.......................   118,236    114,501
    Henderson Investment, Ltd.............................   602,000     59,033
    Heng Tai Consumables Group, Ltd.......................   409,500     51,269
    Hengan International Group Co., Ltd...................    25,000    194,431
    Hengdeli Holdings, Ltd................................   306,000    184,170
   #*Hi Sun Technology (China), Ltd.......................   186,000     58,871
    Hidili Industry International Development, Ltd........   184,000    185,891
   *HKC Holdings, Ltd.....................................   305,477     15,583
   *Honghua Group, Ltd....................................   185,000     24,088
   #Hopewell Highway Infrastructure, Ltd..................    58,300     37,827
   #*Hopson Development Holdings, Ltd.....................   134,000    133,635
   #Hua Han Bio-Pharmaceutical Holdings, Ltd..............   111,200     34,626
    Huabao International Holdings, Ltd....................    50,000     74,642
   #Huadian Power International Corp......................   164,000     35,282
    Huaneng Power International, Inc. ADR.................     5,500    122,045
   #*Hunan Non-Ferrous Metal Corp., Ltd...................   300,000    129,686
   *Huscoke Resources Holdings, Ltd.......................   568,000     28,551
    Industrial & Commercial Bank of China, Ltd. Series H.. 2,205,460  1,870,700
   *Inspur International, Ltd.............................   465,000     33,641
   *Interchina Holdings Co., Ltd..........................   204,000     39,138
    Intime Department Store Group Co., Ltd................    95,000    147,734
    Jiangsu Express Co., Ltd..............................   108,000    114,557
    Jiangxi Copper Co., Ltd...............................   103,000    350,920
   #Ju Teng International Holdings, Ltd...................   136,000     45,075
   *Kai Yuan Holdings, Ltd................................   940,000     38,183
   *Kaisa Group Holdings, Ltd.............................    34,000     13,952
   *Kasen International Holdings, Ltd.....................    57,000     10,800
    Kingboard Chemical Holdings, Ltd......................   123,000    675,773
    Kingboard Laminates Holdings, Ltd.....................   217,000    192,369
    Kingdee International Software Group Co., Ltd.........   465,600    298,895
   #Kingsoft Corp., Ltd...................................    65,000     42,436
   *Kingway Brewery Holdings, Ltd.........................   208,000     58,273
   #Kunlun Energy Co., Ltd................................   310,000    548,567
    KWG Property Holding, Ltd.............................   163,400    118,925
    Lai Fung Holdings, Ltd................................   689,000     30,175
   #Le Saunda Holdings, Ltd...............................   126,000     63,061
   #Lee & Man Paper Manufacturing, Ltd....................   328,600    236,630
   #Lenovo Group, Ltd.....................................   510,000    298,944
   #Li Ning Co., Ltd......................................    62,000    106,085
    Lianhua Supermarket Holdings Co., Ltd.................    28,000    114,096
   *Lijun International Pharmaceutical Holding, Ltd.......   245,000     60,951
    Lingbao Gold Co., Ltd.................................   100,000     82,352
    Little Sheep Group, Ltd...............................    59,000     38,289
    Lonking Holdings, Ltd.................................   272,000    200,706
   *Loudong General Nice Resources China Holdings, Ltd....    66,000      9,531
   #Maanshan Iron & Steel Co., Ltd........................   364,000    191,511
   #Maoye International Holdings, Ltd.....................   174,000     88,349
    MIN XIN Holdings, Ltd.................................    24,000     13,988
    Mingyuan Medicare Development Co., Ltd................   380,000     33,840
   #*Minmetals Resources, Ltd.............................   252,000    166,253
    Minth Group, Ltd......................................   108,000    167,064
   *Nan Hai Corp, Ltd..................................... 5,150,000     31,206
    NetDragon Websoft, Inc................................    59,500     38,322
    New World China Land, Ltd.............................   193,200     69,282
   *New World Department Store China, Ltd.................    78,000     68,152
   #Nine Dragons Paper Holdings, Ltd......................   209,000    239,636
    Parkson Retail Group, Ltd.............................   112,500    173,954
    PetroChina Co., Ltd. ADR..............................     9,000  1,310,220

                                     1017

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CONTINUED


                                                                Shares  Value++
                                                                ------  -----

 CHINA -- (Continued)
   #*PICC Property & Casualty Co., Ltd......................   174,000 $224,287
   #Ping An Insurance Group Co. of China, Ltd. Series H.....    26,500  290,639
   #*Poly Hong Kong Investment, Ltd.........................   256,000  204,708
    Ports Design, Ltd.......................................    28,500   79,005
   *Pou Sheng International Holdings, Ltd...................    27,000    4,176
   *Powerlong Real Estate Holdings, Ltd.....................    32,000    9,989
   #Prosperity International Holdings HK, Ltd...............   320,000   19,189
    Qin Jia Yuan Media Services Co., Ltd....................   102,000   18,557
    Qingling Motors Co., Ltd. Series H......................   150,000   53,283
   *Qunxing Paper Holdings Co., Ltd.........................   147,174   41,122
    Regent Manner International, Ltd........................    40,000   14,426
   #*Renhe Commercial Holdings Co., Ltd.....................   272,000   47,021
    REXLot Holdings, Ltd.................................... 1,100,000  111,965
   *Richly Field China Development, Ltd.....................   200,000    4,966
    Road King Infrastructure, Ltd...........................    71,000   63,896
   *Ruinian International, Ltd..............................    49,000   33,725
    Samson Holding, Ltd.....................................   191,000   42,879
   *Semiconductor Manufacturing International Corp.......... 3,141,000  281,670
   #Shandong Chenming Paper Holdings, Ltd. Series H.........    57,000   48,453
   *Shandong Molong Petroleum Machinery Co., Ltd............    42,800   49,949
    Shanghai Electric Group Co., Ltd........................   154,000   77,509
    Shanghai Forte Land Co., Ltd............................   234,000  105,099
    Shanghai Industrial Holdings, Ltd.......................   123,000  485,667
   *Shanghai Industrial Urban Development Group, Ltd........    14,000    4,993
   #Shanghai Jin Jiang International Hotels Group Co., Ltd..   156,000   32,794
    Shanghai Prime Machinery Co., Ltd.......................    82,000   17,978
    Shanghai Zendai Property, Ltd........................... 1,505,000   54,306
    Shenji Group Kunming Machine Tool Co., Ltd..............    20,000   12,182
    Shenzhen Expressway Co., Ltd............................   100,000   67,062
    Shenzhen International Holdings, Ltd.................... 1,422,500  130,339
    Shenzhen Investment, Ltd................................   464,000  145,437
    Shenzhou International Group, Ltd.......................    78,000   90,522
    Shimao Property Holdings, Ltd...........................   332,500  453,019
    Shougang Concord Century Holdings, Ltd..................   184,000   18,541
   *Shougang Concord International Enterprises Co., Ltd.....   564,000   75,048
   #Shui On Land, Ltd.......................................   556,694  246,040
    Sichuan Expressway Co., Ltd.............................   204,000  123,659
   #Silver Grant International Industries, Ltd..............   232,000   88,424
    Sino Biopharmaceutical, Ltd.............................   583,999  213,182
   *Sino Prosper State Gold Resources Holdings, Ltd.........   370,000   20,561
   *Sino Union Energy Investment Group, Ltd.................   390,000   33,219
   *Sinofert Holdings, Ltd..................................   448,000  185,863
    Sinolink Worldwide Holdings, Ltd........................   544,000   57,488
    SinoMedia Holding, Ltd..................................   111,276   43,117
   #Sino-Ocean Land Holdings, Ltd...........................   620,680  353,009
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR..     3,300  160,941
   #*Sinopec Yizheng Chemical Fibre Co., Ltd................   344,000  147,556
    Sinotrans Shipping, Ltd.................................   199,000   62,144
    Sinotrans, Ltd..........................................   252,000   61,611
    Sinotruk Hong Kong, Ltd.................................   235,500  195,681
   #Skyworth Digital Holdings, Ltd..........................   295,555  190,322
   #Soho China, Ltd.........................................   457,500  395,635
   #*Solargiga Energy Holdings, Ltd.........................    67,000   22,207
    SPG Land Holdings, Ltd..................................    14,350    6,447
    SRE Group, Ltd..........................................   450,000   40,666
    TCC International Holdings, Ltd.........................   160,000   96,813
    TCL Communication Technology Holdings, Ltd..............   135,000  131,906
    TCL Multimedia Technology Holdings, Ltd.................    54,000   21,912
    Tencent Holdings, Ltd...................................    27,000  774,450
   *Texhong Textile Group, Ltd..............................    92,000   88,428
    Tian An China Investments Co., Ltd......................    53,000   35,428

                                     1018

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CONTINUED


                                                               Shares     Value++
                                                               ------     -----

CHINA -- (Continued)
   Tiangong International Co., Ltd...........................   2,000 $     1,814
   Tianjin Capital Environmental Protection Group Co., Ltd...  96,000      31,888
  #*Tianjin Development Hldgs, Ltd........................... 110,000      82,654
  #Tianjin Port Development Holdings, Ltd.................... 278,000      64,550
  *Tianneng Power International, Ltd.........................  92,000      48,599
   Tingyi (Cayman Islands) Holding Corp......................  50,000     133,028
   Tomson Group, Ltd.........................................  98,360      37,379
   Towngas China Co., Ltd....................................  97,000      51,391
   TPV Technology, Ltd.......................................  34,000      19,563
   Travelsky Technology, Ltd................................. 104,981     106,873
  *Truly International Holdings, Ltd......................... 308,000      60,870
   Tsingtao Brewery Co., Ltd.................................  24,000     127,653
  #*Uni-President China Holdings, Ltd........................  86,000      49,443
  *United Energy Group, Ltd.................................. 698,000     106,137
  #Vinda International Holdings, Ltd......................... 100,000     106,139
  #VODone, Ltd...............................................  70,000      21,154
   Want Want China Holdings, Ltd.............................  15,000      13,483
  #*Wasion Group Holdings, Ltd...............................  84,000      44,056
  #Weichai Power Co., Ltd....................................  25,600     175,585
   Weiqiao Textile Co., Ltd.................................. 116,000     105,560
   Welling Holding, Ltd...................................... 552,000      27,423
  *West China Cement, Ltd.................................... 156,000      64,270
   Xiamen International Port Co., Ltd........................ 330,000      70,211
   Xingda International Holdings, Ltd........................  98,000     112,704
   Xinhua Winshare Publishing & Media Co., Ltd...............  59,000      32,426
  #Xinjiang Xinxin Mining Industry Co., Ltd.................. 144,000      87,375
   Xiwang Sugar Holdings Co., Ltd............................  45,000      13,306
  #XTEP International Holdings, Ltd..........................  95,500      65,990
   Yanzhou Coal Mining Co., Ltd. Sponsored ADR...............  18,800     733,952
  *Yingde Gases Group Co., Ltd...............................  66,500      60,846
   Yip's Chemical Holdings, Ltd..............................  96,000     115,014
   Zhaojin Mining Industry Co., Ltd..........................  25,000     116,140
   Zhejiang Expressway Co., Ltd.............................. 136,000     112,620
  *Zhong An Real Estate, Ltd.................................  84,000      17,754
   Zhuzhou CSR Times Electric Co., Ltd.......................  35,000     138,816
   Zijin Mining Group Co., Ltd............................... 178,000     140,549
  #ZTE Corp..................................................  36,504     131,550
                                                                      -----------
TOTAL CHINA..................................................          57,884,516
                                                                      -----------

COLOMBIA -- (0.0%)
   Bancolombia SA Sponsored ADR..............................   1,500      99,375
   Ecopetrol SA Sponsored ADR................................   2,800     122,836
                                                                      -----------
TOTAL COLOMBIA...............................................             222,211
                                                                      -----------

CZECH REPUBLIC -- (0.1%).....................................
   CEZ A.S...................................................   2,290     131,366
   Komercni Banka A.S........................................   1,146     302,120
   Pegas Nonwovens SA........................................   2,000      55,251
   Phillip Morris CR A.S.....................................     100      56,788
   Telefonica 02 Czech Republic A.S..........................   6,091     156,354
  *Unipetrol A.S.............................................  10,500     124,865
                                                                      -----------
TOTAL CZECH REPUBLIC.........................................             826,744
                                                                      -----------

DENMARK -- (0.7%)
   A.P. Moller--Maersk A.S...................................      78     790,537
  *Alk-Abello A.S............................................     756      45,939
  *Alm. Brand A.S............................................   9,650      21,633
  *Amagerbanken A.S..........................................  90,366          --
   Auriga Industries A.S. Series B...........................   2,799      53,379
  *Bang & Olufsen Holdings A.S...............................   7,131     111,714

                                     1019

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CONTINUED


                                                              Shares    Value++
                                                              ------    -----

DENMARK -- (Continued).......................................
  *Bavarian Nordic A.S.......................................  2,400 $   55,242
   Carlsberg A.S. Series B...................................  7,151    848,502
   Coloplast A.S.............................................    382     56,191
   D/S Norden A.S............................................  3,149    112,851
   Danisco A.S...............................................  5,835    773,579
  *Danske Bank A.S........................................... 34,740    834,263
  *DFDS A.S..................................................    300     25,828
   DSV A.S................................................... 16,611    434,374
   East Asiatic Co., Ltd. A.S................................  3,064    101,873
   FLSmidth & Co. A.S........................................  4,868    439,070
  *Genmab A.S................................................  4,670     50,418
   GN Store Nord A.S......................................... 30,363    301,103
  *Greentech Energy Systems A.S.............................. 14,213     53,061
   H. Lundbeck A.S...........................................  6,815    163,750
   IC Companys A.S...........................................    464     20,922
   Jeudan A.S................................................    397     33,748
  *Jyske Bank A.S............................................ 10,462    519,965
  *NeuroSearch A.S...........................................  5,722     60,154
   NKT Holding A.S...........................................  3,550    218,604
   Nordjyske Bank A.S........................................  2,430     48,310
   Norresundby Bank A.S......................................    518     17,531
   Novo-Nordisk A.S. Sponsored ADR...........................  3,172    404,081
   Novozymes A.S. Series B...................................  1,001    173,104
  *Parken Sport & Entertainment A.S..........................  1,975     41,654
   Per Aarsleff A.S. Series B................................    329     29,305
   Ringkjoebing Landbobank A.S...............................    603     83,866
  *Rockwool International A.S................................  1,319    174,231
  *Royal Unibrew A.S.........................................    973     71,801
   Satair A.S................................................    315     24,153
   Schouw & Co. A.S..........................................  2,028     60,115
   SimCorp A.S...............................................    230     41,785
  *Sjaelso Gruppen A.S.......................................  2,150      4,013
   Solar Holdings A.S. Series B..............................    757     66,296
  *Spar Nord Bank A.S........................................  4,792     48,155
   Sydbank A.S............................................... 10,624    307,855
   Thrane & Thrane A.S.......................................  1,149     57,203
   Tivoli A.S................................................      8      5,180
  *TK Development A.S........................................ 12,748     59,037
  *Topdanmark A.S............................................  1,240    227,814
  *TopoTarget A.S............................................ 55,970     26,741
  *Torm A.S. ADR.............................................  5,100     33,150
   Trygvesta A.S.............................................  1,288     82,331
  *Vestas Wind Systems A.S...................................  7,009    248,363
  *Vestjysk Bank A.S.........................................    568      5,995
  *William Demant Holding A.S................................  1,009    934,073
                                                                     ----------
TOTAL DENMARK................................................         8,562,842
                                                                     ----------

EGYPT -- (0.0%)..............................................
   Commercial International Bank Egypt S.A.E. Sponsored GDR..  4,399     21,183
   Orascom Construction Industries GDR.......................    900     36,921
                                                                     ----------
TOTAL EGYPT..................................................            58,104
                                                                     ----------

FINLAND -- (1.1%)............................................
   Ahlstrom Oyj..............................................  7,221    190,888
   Aktia Oyj.................................................    563      5,721
   Alma Media Oyj............................................  3,037     35,399
   Amer Sports Oyj Series A.................................. 15,787    258,823
   Aspo Oyj (5785498)........................................  2,372     26,296
  *Aspo Oyj (B65TT17)........................................    338      3,745
   Atria P.L.C...............................................  2,101     24,960
   Cargotec Oyj Series B.....................................  5,752    322,995

                                     1020

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CONTINUED


                                                 Shares     Value++
                                                 ------     -----

             FINLAND -- (Continued)............
                Citycon Oyj....................   4,420 $    20,952
                Cramo Oyj......................   7,537     199,778
                Digia P.L.C....................   3,414      19,833
               *Elektrobit Corp. Oyj...........   5,993       5,146
               #Elisa Oyj......................   8,247     198,530
               *Finnair Oyj....................  18,798     101,360
               *Finnlines Oyj..................   2,556      29,561
                Fiskars Oyj Abp Series A.......   4,822     119,236
               *Fortum Oyj.....................  11,955     411,596
               #F-Secure Oyj...................  10,295      39,488
               #HKScan Oyj.....................   5,207      51,969
               #*Huhtamaki Oyj.................  14,643     204,787
               *KCI Konecranes Oyj.............     626      30,116
               #Kemira Oyj.....................  21,580     394,534
               *Kesko Oyj......................   9,752     506,091
               #*Kesko Oyj Series A............     440      22,786
                Kone Oyj Series B..............   4,035     252,733
                Lassila & Tikanoja Oyj.........   6,866     131,036
               *Lemminkainen Oyj...............     823      32,448
                Metso Corp. Oyj................  12,903     792,416
                Metso Corp. Oyj Sponsored ADR..     200      12,286
               *M-Real Oyj Series B............  39,846     188,361
               #Neste Oil Oyj..................  19,164     362,680
               #Nokia Oyj......................  29,086     267,952
                Nokia Oyj Sponsored ADR........  25,880     238,872
                Nokian Renkaat Oyj.............   7,620     394,909
                Okmetic Oyj....................   4,178      39,130
                Olvi Oyj Series A..............     988      26,621
                Oriola-KD Oyj Series B.........  28,965     126,105
               *Orion Oyj Series A.............   4,470     110,785
               *Orion Oyj Series B.............   5,607     139,412
                Outokumpu Oyj..................  25,770     429,303
                Outotec Oyj....................   1,629     103,307
                PKC Group Oyj..................   1,692      40,462
                Pohjola Bank P.L.C.............  26,317     390,556
                Ponsse Oyj.....................     608       9,962
                Poyry Oyj......................   1,008      17,167
                Raisio P.L.C...................  16,371      62,578
               *Ramirent Oyj...................   7,406     126,201
                Rautaruukki Oyj Series K.......  10,566     274,166
                Ruukki Group Oyj...............  27,736      69,884
                Sampo Oyj......................  33,663   1,133,304
               #Sanoma Oyj.....................  10,565     219,599
                SRV Group P.L.C................   2,131      21,876
               #Stockmann Oyj Abp Series A.....     937      34,112
               #Stockmann Oyj Abp Series B.....   3,874     118,678
               #Stora Enso Oyj Series R........ 104,848   1,264,073
                Stora Enso Oyj Sponsored ADR...   1,800      21,546
                Technopolis Oyj................   7,501      40,093
               #Tieto Oyj......................   8,284     152,785
               #*Tikkurila Oyj.................   2,650      63,147
               *UPM-Kymmene Oyj................  75,540   1,549,423
               *UPM-Kymmene Oyj Sponsored ADR..   1,300      26,637
               #Uponor Oyj Series A............   5,561     108,420
                Vacon Oyj......................      56       3,876
                Vaisala Oyj Series A...........     958      32,301
                Wartsila Corp. Oyj Series B....  16,132     634,136
                Yit Oyj........................  14,981     449,434
                                                        -----------
             TOTAL FINLAND.....................          13,737,362
                                                        -----------

                                     1021

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value++
                                                             ------    -----

 FRANCE -- (6.1%)..........................................
   *ABC Arbitrage SA.......................................   4,137 $   45,581
    Accor SA...............................................   3,516    156,244
    Aeroports de Paris SA..................................   1,723    165,138
   *Air France-KLM SA......................................  20,257    357,544
    Air Liquide SA.........................................   2,378    351,360
   *Alcatel-Lucent SA...................................... 149,720    970,180
   *Alcatel-Lucent SA Sponsored ADR........................  65,400    427,716
   #Alstom SA..............................................   4,025    267,613
   *Altamir Amboise SA.....................................   2,567     31,566
    ALTEN SA...............................................   5,430    222,781
   *Altran Technologies SA.................................  30,733    242,571
    April Group SA.........................................     389     12,524
    Arkema SA..............................................   9,424    981,511
    Assystem SA............................................   3,266     85,583
   *Atari SA...............................................   8,198     34,825
   *Atos Origin SA.........................................   9,680    596,416
    Audika SA..............................................   1,267     37,893
    Avenir Telecom SA......................................  20,514     27,338
    AXA SA.................................................  33,442    749,706
    AXA SA Sponsored ADR...................................  62,400  1,399,008
    Beneteau SA............................................   6,084    130,463
   *BioAlliance Pharma SA..................................   3,689     34,030
    bioMerieux SA..........................................     420     45,664
    BNP Paribas SA.........................................  53,605  4,237,723
    Boiron SA..............................................   1,642     73,076
    Bonduelle SCA..........................................     684     69,241
    Bongrain SA............................................     720     70,380
    Bourbon SA.............................................   5,718    271,006
   *Boursorama SA..........................................   4,893     64,651
    Bouygues SA............................................  22,451  1,117,285
   *Bull SA................................................  19,152    127,465
    Bureau Veritas SA......................................   1,575    135,843
    Canal Plus SA..........................................  10,759     87,925
    Capgemini SA...........................................  22,519  1,364,000
    Carrefour SA...........................................   9,203    436,058
    Casino Guichard Perrachon SA...........................   5,525    581,348
   *Cegedim SA.............................................     802     50,526
    CEGID Group SA.........................................   2,221     76,290
    Christian Dior SA......................................   1,703    273,191
    Cie de Saint-Gobain SA.................................  34,156  2,356,754
   *Cie Generale de Geophysique--Veritas SA................     173      6,094
   *Cie Generale de Geophysique--Veritas Sponsored ADR.....  23,995    849,183
    Cie Generale des Establissements Michelin SA Series B..  14,226  1,425,932
    Cie Generale D'Optique Essilor Intenational SA.........   3,437    287,788
    Ciments Francais SA....................................   1,433    151,350
   *Club Mediterranee SA...................................   6,169    143,735
    CNP Assurances SA......................................  13,896    318,885
    Credit Agricole SA.....................................  53,718    893,544
    Danone SA..............................................   6,485    474,808
    Dassault Systemes SA...................................   1,913    155,573
    Dassault Systemes SA ADR...............................     614     50,152
    Delachaux SA...........................................   1,972    223,228
   *Derichebourg SA........................................  19,759    187,276
   *Devoteam SA............................................   2,730     75,524
    DNXcorp SA.............................................     634     24,335
   *Edenred SA.............................................   8,464    262,437
    EDF Energies Nouvelles SA..............................   1,744    103,394
    Eiffage SA.............................................   4,125    285,143
    Electricite de France SA...............................   4,083    171,747
    Eramet SA..............................................     647    254,660
    Esso S.A.F.............................................     381     53,537

                                     1022

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       Shares    Value++
                                                       ------    -----

       FRANCE -- (Continued).........................
          Establissements Maurel et Prom SA..........  11,601 $  247,114
         *Euler Hermes SA............................   4,126    439,844
         *Euro Disney SCA............................   6,546     82,959
         #*Eurofins Scientific SA....................      68      7,325
         *European Aeronautic Defence & Space Co. SA.  35,522  1,099,089
          Eutelsat Communications SA.................   3,757    162,096
          Exel Industries SA.........................     121      7,674
          Faiveley Transport SA......................     772     78,660
         *Faurecia SA................................     796     32,826
          Fimalac SA.................................     846     38,159
          France Telecom SA..........................  42,005    984,362
          France Telecom SA Sponsored ADR............  26,020    609,909
         *GameLoft SA................................   6,023     43,865
          GDF Suez SA................................  69,299  2,833,590
          Gemalto NV.................................  10,578    541,833
         *GFI Informatique SA........................   8,022     45,741
          GIFI SA....................................     765     75,555
          GL Events SA...............................   2,371     91,338
          Groupe Crit SA.............................   1,156     40,045
          Groupe Danone SA...........................     600      8,796
         #Groupe Eurotunnel SA.......................  61,845    672,398
          Groupe Steria SCA..........................   8,937    296,406
          Guerbet SA.................................     123     12,656
          Guyenne et Gascogne SA.....................   1,049    151,210
         *Haulotte Group SA..........................   4,396     97,583
          Havas SA...................................  52,636    299,974
          Hermes International SA....................     896    209,838
          Iliad SA...................................     443     56,957
          Imerys SA..................................   5,014    388,365
         *IMS International Metal Service SA.........   2,146     56,050
          Ingenico SA................................   5,212    258,640
         *Inter Parfums SA...........................   1,229     48,706
          Ipsen SA...................................   1,694     66,312
          Ipsos SA...................................   2,057    106,909
         *JCDecaux SA................................   8,326    290,763
         *Kaufman & Broad SA.........................   1,409     51,116
          Korian SA..................................   2,009     50,548
          Lafarge SA.................................  18,602  1,317,065
          Lafarge SA Sponsored ADR...................   1,300     22,984
          Lagardere SCA..............................  19,336    848,965
          Laurent-Perrier SA.........................     864    110,312
         *LDC SA.....................................     204     22,337
          Legrand SA.................................   7,517    343,216
          Lisi SA....................................     865     83,978
          L'Oreal SA.................................   1,886    239,077
          LVMH Moet Hennessy Louis Vuitton SA........   3,079    552,796
          M6 Metropole Television SA.................   5,638    149,588
         *Manitou BF SA..............................   5,107    172,992
          Manutan International SA...................     734     58,233
         *Meetic SA..................................   2,868     64,682
          Mersen SA..................................   6,409    389,763
         *METabolic EXplorer SA......................   3,694     34,737
         *Modelabs Group.............................   7,172     37,949
         *Natixis SA................................. 126,742    728,548
          Naturex SA.................................   1,083     82,588
          Neopost SA.................................   2,334    222,780
          Nexans SA..................................   4,309    456,683
          Nexity SA..................................   4,695    255,341
         *NicOx SA...................................  34,601     91,279
          Norbert Dentressangle SA...................     815     95,861
          NRJ Group SA...............................   4,409     52,317

                                     1023

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                      Shares    Value++
                                                      ------    -----

         FRANCE -- (Continued)
           *Oeneo SA................................. 13,439 $   44,973
           #Orpea SA.................................  2,074    103,684
           #*PagesJaunes Groupe SA................... 11,583    120,726
           *Parrot SA................................  1,599     60,183
            Pernod-Ricard SA......................... 12,396  1,245,128
           *Peugeot SA............................... 24,676  1,119,872
            Pierre & Vacances SA.....................    668     59,599
            Plastic Omnium SA........................  2,584    247,343
            PPR SA...................................  7,204  1,287,977
            Publicis Groupe SA.......................  6,834    387,149
            Publicis Groupe SA ADR...................    800     22,704
            Rallye SA................................  3,901    205,126
           *Recylex SA...............................  5,815     59,978
            Remy Cointreau SA........................  2,587    213,093
           *Renault SA............................... 18,231  1,110,103
           *Rexel SA................................. 20,503    561,350
           *Rhodia SA................................ 10,626    494,569
           *Rodriguez Group SA.......................  3,724     30,171
            Rubis SA.................................  1,790    219,807
           *SA des Ciments Vicat.....................  2,030    185,335
           #Safran SA................................ 14,546    564,325
            Saft Groupe SA...........................  7,959    365,516
           *Sanofi-Aventis SA........................ 41,470  3,280,988
           *Sanofi-Aventis SA ADR.................... 31,886  1,260,135
           *Sartorius Stedim Biotech SA..............    709     44,352
           #Schneider Electric SA.................... 15,365  2,714,583
            SCOR SE.................................. 28,005    854,902
            SEB SA...................................  2,824    310,412
           *Seche Environnement SA...................    824     78,738
           #Sechilienne SA...........................  2,146     62,820
           *Sequana SA...............................  7,137    122,336
            SES SA...................................  7,157    187,943
            Societe BIC SA...........................  3,399    330,461
            Societe Generale Paris SA................ 34,508  2,306,097
            Societe Television Francaise 1 SA........ 16,940    318,018
            Sodexo SA................................  2,674    208,315
           #*Soitec SA............................... 21,775    353,540
            Somfy SA.................................    158     48,861
            Sopra Group SA...........................  1,277    150,255
           *Ste Industrielle d'Aviation Latecoere SA.    462      7,640
            Stef-TFE SA..............................    523     34,488
            STMicroelectronics NV.................... 70,024    828,652
            STMicroelectronics NV ADR................ 29,790    353,905
            Sucriere de Pithiviers Le Vieil SA.......     19     23,498
            Suez Environnement SA....................  5,676    130,777
           *Sword Group SA...........................  1,588     52,019
            Synergie SA..............................  3,386    110,572
           *Technicolor SA........................... 11,563     88,356
            Technip SA............................... 10,020  1,130,559
            Technip SA ADR...........................  1,600     45,120
            Teleperformance SA.......................  8,619    328,835
            Thales SA................................  9,999    441,662
           #*Theolia SA.............................. 21,695     43,981
           *Total Gabon SA...........................     27     15,089
            Total SA.................................  8,644    553,575
            Total SA Sponsored ADR................... 69,519  4,465,205
            Toupargel Groupe SA......................    334      7,213
           *Transgene SA.............................  1,406     25,822
            Trigano SA...............................  2,400     85,808
           #*UbiSoft Entertainment SA................ 12,434    124,824
           *Valeo SA................................. 10,207    650,158

                                     1024

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                Shares     Value++
                                                ------     -----

              FRANCE -- (Continued)............
                 Vallourec SA..................  3,210 $   400,469
                 Veolia Environnement SA ADR...  8,800     295,064
                *Vetoquinol SA.................    275      11,574
                 Viel et Compagnie SA.......... 12,255      63,616
                 Vilmorin & Cie SA.............    691      87,514
                 Vinci SA......................  8,785     586,413
                 Virbac SA.....................    447      82,470
                *Vivalis SA....................  3,787      44,105
                 Vivendi SA.................... 69,925   2,192,496
                 Zodiac Aerospace SA...........  6,425     504,257
                                                       -----------
              TOTAL FRANCE.....................         77,340,827
                                                       -----------

              GERMANY -- (4.6%)................
                *Aareal Bank AG................  9,618     291,589
                 Adidas-Salomon AG.............  7,697     573,606
                *ADVA AG Optical Networking....  6,955      54,056
                *Air Berlin P.L.C..............  7,620      34,060
                #Aixtron SE....................  4,185     177,735
                 Allianz SE.................... 16,512   2,594,223
                 Allianz SE Sponsored ADR...... 69,550   1,095,412
                 Asian Bamboo AG...............  1,885      94,949
                *Augusta Technologie AG........  5,631     166,355
                 Aurubis AG....................  5,812     343,494
                 Axel Springer AG..............  1,235     202,421
                *Balda AG......................  6,283      83,713
                #BASF SE.......................  9,974   1,024,171
                 BASF SE Sponsored ADR.........  1,000     102,960
                *Bauer AG......................  1,096      58,983
                 Bayer AG...................... 11,026     968,024
                 Bayer AG Sponsored ADR........    200      17,170
                 Bayerische Motoren Werke AG... 25,204   2,372,926
                 BayWa AG......................  1,927      90,919
                 Bechtle AG....................  1,781      84,696
                 Beiersdorf AG.................  1,420      92,487
                 Bertrandt AG..................    946      69,296
                 Bilfinger Berger SE...........  5,987     576,359
                 Biotest AG....................    355      25,076
                *Carl Zeiss Meditec AG.........  3,774      82,149
                 CAT Oil AG....................  3,029      37,274
                 Celesio AG.................... 12,876     312,764
                *Centrotec Sustainable AG......  2,715      95,061
                #*Centrotherm Photovoltaics AG.  1,169      70,734
                 Cewe Color Holding AG.........    871      42,315
                 Comdirect Bank AG.............  3,278      40,663
                #*Commerzbank AG............... 61,480     391,225
                 CompuGroup Medical AG.........  1,550      26,507
                *Continental AG................  3,084     309,222
                 CropEnergies AG...............  5,648      45,617
                 CTS Eventim AG................  1,199      89,874
                *Curanum AG....................    470       1,594
                 DAB Bank AG...................  1,539       9,888
                *Daimler AG.................... 47,873   3,699,936
                *Delticom AG...................  1,069     116,148
                 Demag Cranes AG...............  3,324     178,600
                 Deutsche Bank AG (5750355)....  5,709     371,824
                 Deutsche Bank AG (D18190898).. 40,050   2,616,066
                 Deutsche Beteiligungs AG......  1,309      38,414
                 Deutsche Boerse AG............  2,919     242,332
                *Deutsche Lufthansa AG......... 37,693     855,170
                *Deutsche Post AG.............. 80,693   1,594,788
                 Deutsche Telekom AG........... 53,587     885,593

                                     1025

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                       Shares    Value++
                                                       ------    -----

        GERMANY -- (Continued).......................
           Deutsche Telekom AG Sponsored ADR......... 104,159 $1,729,039
          *Deutsche Wohnen AG........................   8,268    130,126
          *Deutz AG..................................   8,970     81,986
          *Dialog Semiconductor P.L.C................   3,764     78,390
           Douglas Holding AG........................   3,531    206,932
           Drillisch AG..............................   6,873     77,691
          *Duerr AG..................................   2,774    108,071
           DVB Bank SE...............................     433     16,028
           E.ON AG...................................  97,681  3,338,656
           E.ON AG Sponsored ADR.....................   3,600    123,120
           Elexis AG.................................   1,457     36,873
          *Elmos Semiconductor AG....................   1,781     29,183
           ElreingKlinger AG.........................   4,474    156,816
          *Epigenomics AG............................  11,624     27,930
          *Evotec AG.................................  35,662    161,095
           Fielmann AG...............................     537     57,117
           Fraport AG................................   5,583    445,837
           Freenet AG................................  17,264    219,540
           Fresenius Medical Care AG & Co. KGaA......   2,356    185,293
           Fresenius Medical Care AG & Co. KGaA ADR..   2,100    164,997
           Fresenius SE & Co. KGaA...................   5,298    556,419
           Fuchs Petrolub AG.........................     579     83,811
          *GAGFAH SA.................................   7,695     69,924
           GEA Group AG..............................  18,357    670,457
           Generali Deutschland Holding AG...........   2,453    318,007
          *Gerresheimer AG...........................   5,084    245,791
           Gerry Weber International AG..............     973     63,337
           Gesco AG..................................     186     15,807
           GFK SE....................................   1,938    110,198
          *Gigaset AG................................   3,257     19,996
           Gildemeister AG...........................  16,533    419,053
          *Grammer AG................................   3,456     96,625
           Grenkeleasing AG..........................   1,850    110,476
          *H&R WASAG AG..............................   1,144     35,837
           Hannover Rueckversicherung AG.............  10,434    630,337
          *Heidelberger Druckmaschinen AG............  49,077    219,011
           Heidelberger Zement AG....................  13,456  1,028,944
           Henkel AG & Co. KGaA......................   4,418    250,917
           Hochtief AG...............................   4,969    470,806
          *Homag Group AG............................   1,385     33,530
           Indus Holding AG..........................   1,275     42,147
           Infineon Technologies AG..................  61,111    692,848
           Infineon Technologies AG ADR..............  55,013    623,847
          *IVG Immobilien AG.........................  19,649    165,820
          *Jenoptik AG...............................  11,715     96,214
           K&S AG....................................   3,614    291,886
          *Kloeckner & Co. SE........................  11,998    430,799
          *Koenig & Bauer AG.........................     317      7,663
           Kontron AG................................  11,542    142,116
          *Krones AG.................................   1,893    153,152
          *Kuka AG...................................   4,421    120,504
           KWS Saat AG...............................     383     87,447
           Lanxess AG................................  11,046  1,010,648
          *Leoni AG..................................   5,543    305,185
           Linde AG..................................  10,248  1,844,292
          *LPKF Laser & Electronics AG...............   1,002     21,489
           MAN SE....................................   9,748  1,358,035
          *Manz Automation AG........................     880     61,564
          *Medigene AG...............................   5,234     15,768
           Medion AG.................................   3,058     44,065
          *Merck KGaA................................   6,093    645,238

                                     1026

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         Shares    Value++
                                                         ------    -----

     GERMANY -- (Continued)
        Metro AG........................................  3,728 $  273,605
        MLP AG..........................................  9,812     97,346
       *Morphosys AG....................................  3,702    108,861
        MTU Aero Engines Holding AG.....................  3,208    245,578
        Munchener Rueckversicherungs-Gesellschaft AG.... 10,150  1,674,292
        MVV Energie AG..................................  1,073     43,408
       #*Nordex SE......................................  2,832     28,399
       *Patrizia Immobilien AG..........................  7,346     54,886
        Pfeiffer Vacuum Technology AG...................    447     62,085
       #*Pfleiderer AG.................................. 11,058     11,461
       *Phoenix Solar AG................................  1,026     33,088
       *PNE Wind AG..................................... 14,369     46,213
        Porsche Automobil Holding SE.................... 12,175    880,052
        Praktiker Bau-und Heimwerkermaerkte Holding AG.. 14,777    174,903
        Puma AG Rudolf Dassler Sport....................    494    164,650
        PVA TePla AG....................................  3,327     22,768
       #*Q-Cells SE..................................... 30,135    128,107
       *QIAGEN NV....................................... 26,785    572,691
       *QSC AG.......................................... 23,436     89,162
        Rheinmetall AG..................................  5,473    490,645
        Rhoen-Klinikum AG............................... 17,361    397,098
       #*Roth & Rau AG..................................  4,345    148,990
       #RWE AG..........................................  6,052    394,820
        Salzgitter AG...................................  6,991    548,167
       #SAP AG Sponsored ADR............................  6,000    387,180
       #*SGL Carbon SE..................................  5,787    307,907
        Siemens AG......................................    821    119,422
        Siemens AG Sponsored ADR........................  9,500  1,386,430
       *Singulus Technologies AG........................  9,171     64,505
        Sixt AG.........................................  1,860     93,766
       *SKW Stahl-Metallurgie Holding AG................  2,207     62,975
       *Sky Deutschland AG.............................. 80,019    351,544
       #SMA Solar Technology AG.........................    295     35,186
        Software AG.....................................  1,050    198,731
       #*Solar Millennium AG............................  3,285    100,648
       *Solar-Fabrik AG.................................  2,182     14,294
       #*Solarworld AG..................................  7,777    124,456
       #*Solon SE.......................................  2,041     11,995
        Stada Arzneimittel AG...........................  8,689    384,174
        Stratec Biomedical Systems AG...................    978     44,070
        Suedzucker AG................................... 10,869    335,079
       *Sunways AG......................................  1,022      8,401
       *Suss Microtec AG................................  6,672    115,771
        Symrise AG......................................  8,140    267,931
       *TAG Immobilien AG...............................  7,465     79,489
        Takkt AG........................................    897     15,443
        Telegate AG.....................................  3,104     39,772
        ThyssenKrupp AG................................. 26,367  1,212,231
        Tognum AG.......................................  2,199     84,284
       *Tomorrow Focus AG...............................  3,932     28,584
       #*TUI AG......................................... 23,987    306,230
        United Internet AG..............................  6,740    131,864
       *Verbio AG.......................................  3,646     22,879
       *Versatel AG.....................................  1,678     16,904
        Volkswagen AG...................................  1,633    290,804
        Vossloh AG......................................    776    111,589
       *VTG AG..........................................  1,454     37,134
        Wacker Chemie AG................................    616    152,514
       *Wacker Neuson SE................................  4,113     78,863
       *Washtec AG......................................     56        918
        Wincor Nixdorf AG...............................  1,491    123,231

                                     1027

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CONTINUED


                                                                                      Shares     Value++
                                                                                      ------     -----

GERMANY -- (Continued)..............................................................
   Wirecard AG......................................................................   5,551 $   105,972
  *XING AG..........................................................................     903      64,184
   Zhongde Waste Technology AG......................................................   1,482      19,808
                                                                                             -----------
TOTAL GERMANY.......................................................................          58,361,605
                                                                                             -----------

GREECE -- (0.5%)....................................................................
  *Agricultural Bank of Greece S.A..................................................  33,348      22,679
   Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..  56,447      15,095
  *Alpha Bank A.E...................................................................  72,191     420,856
  *Anek Lines S.A...................................................................  12,892       3,625
  *Attica Bank S.A..................................................................  23,070      30,063
   Bank of Cyprus Public Co......................................................... 135,223     493,101
   Bank of Greece S.A...............................................................   2,150     100,950
   Coca-Cola Hellenic Bottling Co. S.A..............................................   1,698      46,954
   Coca-Cola Hellenic Bottling Co. S.A. ADR.........................................  13,700     382,367
   Diagnostic & Therapeutic Center of Athens Hygeia S.A.............................   8,796       5,630
  *EFG Eurobank Ergasias S.A........................................................  52,343     294,623
   Ellaktor S.A.....................................................................  14,109      63,948
  *Emporiki Bank of Greece S.A......................................................   1,191       2,147
   EYDAP Athens Water Supply & Sewage Co. S.A.......................................   6,973      54,521
  *Folli Follie Group S.A...........................................................   4,559      86,095
  *Forthnet S.A.....................................................................  39,875      27,205
   Fourlis Holdings S.A.............................................................   7,020      57,789
   Frigoglass S.A...................................................................   7,802     132,384
   GEK Terna S.A....................................................................   6,564      23,817
  *Geniki Bank S.A..................................................................   6,960      12,953
   Hellenic Exchanges S.A...........................................................  10,897      87,126
   Hellenic Petroleum S.A...........................................................  17,587     187,363
   Hellenic Telecommunication Organization Co. S.A..................................  17,772     210,799
   Hellenic Telecommunication Organization Co. S.A. Sponsored ADR...................  16,149      94,149
   Heracles General Cement Co. S.A..................................................     444       2,763
   Iaso S.A.........................................................................   3,671       6,435
  *Intracom Holdings S.A............................................................   3,021       2,012
  *Intralot S.A. Integrated Lottery Systems & Services..............................  16,601      59,237
   J&P-Avax S.A.....................................................................     816       1,316
   JUMBO S.A........................................................................  14,066     113,346
   Marfin Investment Group S.A......................................................  92,876      97,655
  *Marfin Popular Bank PCL.......................................................... 142,029     172,440
   Metka S.A........................................................................   6,384      85,459
   Michaniki S.A....................................................................   7,913       3,396
   Motor Oil (Hellas) Corinth Refineries S.A........................................   7,616     100,977
  *Mytilineos Holdings S.A..........................................................  13,244     105,453
  *National Bank of Greece S.A...................................................... 103,909     803,483
   National Bank of Greece S.A. ADR................................................. 141,183     224,481
   OPAP S.A.........................................................................   8,135     172,251
  *Piraeus Bank S.A................................................................. 188,815     307,361
  *Piraeus Port Authority S.A.......................................................   2,736      59,557
  *Proton Bank S.A..................................................................   2,550       2,152
  *Public Power Corp. S.A...........................................................   8,771     145,130
   S&B Industrial Minerals S.A......................................................   3,250      22,581
  *Sidenor Steel Products Manufacturing Co. S.A.....................................   3,000      12,108
  *Teletypos S.A. Mega Channel......................................................   1,702       5,049
   Terna Energy S.A.................................................................   4,497      20,631
   Titan Cement Co. S.A.............................................................   9,258     246,899
  *TT Hellenic Postbank S.A.........................................................  28,778     123,658
  *Viohalco S.A.....................................................................  11,493      68,128
                                                                                             -----------
TOTAL GREECE........................................................................           5,820,197
                                                                                             -----------

HONG KONG -- (1.7%).................................................................
   AAC Acoustic Technologies Holdings, Inc..........................................  54,000     142,134
   Alco Holdings, Ltd...............................................................  20,000       9,124

                                     1028

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CONTINUED

                                                            Shares    Value++
                                                            ------    -----

   HONG KONG -- (Continued).............................
      Allied Group, Ltd.................................     4,000 $   13,720
      Allied Properties, Ltd............................   636,068    126,241
     *Apac Resources, Ltd...............................   520,000     30,160
      Asia Satellite Telecommunications Holdings, Ltd...    39,000     82,641
      Asia Standard International Group, Ltd............    60,000     13,709
      ASM Pacific Technology, Ltd.......................     7,400     99,685
     *Associated International Hotels, Ltd..............    38,000     82,254
     #Aupu Group Holding Co., Ltd.......................    12,000      1,410
     #Bank of East Asia, Ltd............................   111,657    463,019
      Bauhaus International Holdings, Ltd...............    18,000      6,988
     *Birmingham International Holdings, Ltd............   970,000     25,990
      BOC Hong Kong Holdings, Ltd.......................    55,000    172,894
      Bossini International Holdings, Ltd...............   116,000     13,161
      Brightoil Petroleum Holdings, Ltd.................    53,000     23,378
     #*Burwill Holdings, Ltd............................   724,000     42,476
      Cafe de Coral Holdings, Ltd.......................    24,000     55,840
     *Capital Estate, Ltd...............................   215,000     10,418
     #Cathay Pacific Airways, Ltd.......................    97,000    243,133
      Celestial Asia Securities Holdings, Ltd...........   180,000     12,034
      Century City International Holdings, Ltd..........   215,600     16,408
      Century Sunshine Group Holdings, Ltd..............   220,000      7,224
      Champion Technology Holdings, Ltd.................   718,200     14,533
      Chen Hsong Holdings, Ltd..........................    66,000     37,191
      Cheung Kong Holdings, Ltd.........................    87,000  1,373,073
      Cheung Kong Infrastructure Holdings, Ltd..........    25,000    121,957
      Chevalier International Holdings, Ltd.............    32,000     43,643
      Chevalier Pacific Holdings, Ltd...................   110,000      3,683
     *China Boon Holdings, Ltd..........................   160,000      7,324
     *China Energy Development Holdings, Ltd............   808,000     29,672
      China Metal International Holdings, Ltd...........   190,000     58,642
     *China Motion Telecom International, Ltd...........   947,000     16,721
     *China Solar Energy Holdings, Ltd..................   910,000     14,988
     *China Strategic Holdings, Ltd..................... 1,070,000     30,654
     #*China Timber Resources Group, Ltd................   700,000     28,870
     *China WindPower Group, Ltd........................ 1,450,000    151,395
      China-Hongkong Photo Products Holdings, Ltd.......    50,000      4,639
      Chong Hing Bank, Ltd..............................    28,000     71,594
      Chow Sang Sang Holdings, Ltd......................    48,000    132,101
      Chu Kong Shipping Development Co., Ltd............   132,000     31,449
      Chuang's Consortium International, Ltd............    36,000      4,972
      Citic 1616 Holdings, Ltd..........................    49,000     13,974
      City Telecom, Ltd. ADR............................     1,497     22,500
     *CK Life Sciences International Holdings, Inc......   430,000     29,401
      CLP Holdings, Ltd.................................    25,500    209,908
     *CP Lotus Corp.....................................    30,000      1,214
      Cross-Harbour Holdings, Ltd. (The)................    40,000     35,514
     *CSI Properties, Ltd............................... 1,230,000     42,035
     *CST Mining Group, Ltd............................. 2,639,753     70,463
     *Culture Landmark Investment, Ltd..................   488,000     11,687
     *Dah Chong Hong Holdings, Ltd......................    41,000     46,992
      Dah Sing Banking Group, Ltd.......................    62,040    100,571
      Dah Sing Financial Holdings, Ltd..................    25,650    161,437
     *DBA Telecommunication Asia Holdings, Ltd..........    72,000     15,966
     #*Dejin Resources Group Co., Ltd...................   876,000     24,405
      Dickson Concepts International, Ltd...............    55,000     43,623
     *Digitalhongkong.com, Ltd..........................     1,332        284
      Eagle Nice International Holdings, Ltd............    42,000     11,802
      Emperor International Holdings, Ltd...............   177,333     38,669
     *Emperor Watch & Jewellery, Ltd....................   200,000     29,212
     #*ENM Holdings, Ltd................................   428,000     39,286
     *EPI Holdings, Ltd................................. 2,060,000     13,833

                                     1029

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CONTINUED


                                                              Shares    Value++
                                                              ------    -----

 HONG KONG -- (Continued).................................
    Esprit Holdings, Ltd..................................    30,888 $  128,507
   *eSun Holdings, Ltd....................................   282,000    101,578
   #Fairwood, Ltd.........................................    21,000     29,376
    Far East Consortium International, Ltd................   177,000     43,864
    First Pacific Co., Ltd................................   294,400    277,338
    Fong's Industries Co., Ltd............................     8,000      5,119
    Fountain SET Holdings, Ltd............................   120,000     30,164
   #*Foxconn International Holdings, Ltd..................   217,000    128,275
    Fubon Bank Hong Kong, Ltd.............................    76,000     50,202
   #*Galaxy Entertainment Group, Ltd......................   140,000    251,778
   #*Genting Hong Kong, Ltd...............................   281,000    121,376
    Get Nice Holdings, Ltd................................   486,000     36,375
    Giordano International, Ltd...........................   164,000    118,477
    Glorious Sun Enterprises, Ltd.........................   170,000     69,648
    Gold Peak Industries Holding, Ltd.....................   262,000     34,089
   #*Golden Resorts Group, Ltd............................   445,000     68,272
    Golden Resources Development International, Ltd.......   526,000     35,280
   *Goldin Properties Holdings, Ltd.......................    42,000     20,265
    Great Eagle Holdings, Ltd.............................    41,924    149,280
   *G-Resources Group, Ltd................................ 1,674,000    129,505
    Guangnan Holdings, Ltd................................   174,000     35,687
   *Guojin Resources Holdings, Ltd........................   224,000      5,838
    Haitong International Securities Group, Ltd...........     6,000      3,945
    Hang Lung Group, Ltd..................................    75,000    505,389
    Hang Lung Properties, Ltd.............................   101,000    449,723
    Hang Seng Bank, Ltd...................................     5,800     90,804
   *Hannstar Board International Holdings, Ltd............   120,000     13,168
    Harbour Centre Development, Ltd.......................    14,000     20,200
   #Henderson Land Development Co., Ltd...................    70,352    482,880
    HKR International, Ltd................................   186,400    108,887
    Hon Kwok Land Investment Co., Ltd.....................    20,000      7,574
    Hong Kong & China Gas Co., Ltd........................    53,100    131,882
    Hong Kong & Shanghai Hotels, Ltd......................   110,500    194,921
   #Hong Kong Aircraft Engineering Co., Ltd...............     1,200     17,768
   *Hong Kong Energy Holdings, Ltd........................     3,598        307
    Hong Kong Exchanges & Clearing, Ltd...................     8,400    192,092
    Hong Kong Ferry Holdings, Ltd.........................    27,000     25,827
   *Hongkong Chinese, Ltd.................................   184,495     40,344
    Hopewell Holdings, Ltd................................   102,000    308,428
    Hung Hing Printing Group, Ltd.........................    92,000     37,299
   *Hutchison Harbour Ring, Ltd...........................   440,000     50,472
   *Hutchison Telecommunications Hong Kong Holdings, Ltd..   261,000     82,105
    Hutchison Whampoa, Ltd................................   130,000  1,488,423
    Hysan Development Co., Ltd............................    16,000     74,808
   *I-Cable Communications, Ltd...........................   157,000     16,421
    IPE Group, Ltd........................................   135,000     25,778
    IT, Ltd...............................................   158,000    127,517
   *Jinchuan Group International Resources Co., Ltd.......    47,000     22,896
    Johnson Electric Holdings, Ltd........................   324,500    200,223
   #K Wah International Holdings, Ltd.....................   147,000     58,644
    Kerry Properties, Ltd.................................    76,000    406,887
   *King Stone Energy Group, Ltd.......................... 1,140,000     27,596
    Kingmaker Footwear Holdings, Ltd......................   186,000     40,749
   *Ko Yo Ecological Agrotech Group, Ltd..................   440,000     11,627
   *Kowloon Development Co., Ltd..........................    59,000     78,081
   *Lai Sun Development Co., Ltd..........................   768,000     26,279
    Lerado Group Holdings Co., Ltd........................    80,000     14,239
    Li & Fung, Ltd........................................    32,000    164,185
    Lifestyle International Holdings, Ltd.................    29,000     83,094
   *Lippo China Resources, Ltd............................   794,000     25,613
    Lippo, Ltd............................................    55,000     26,583

                                     1030

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CONTINUED


                                                             Shares    Value++
                                                             ------    -----

 HONG KONG -- (Continued)..................................
   *Lisi Group Holdings, Ltd............................... 346,000 $   21,786
    Liu Chong Hing Investment, Ltd.........................  18,000     25,350
   *Longrun Tea Group Co., Ltd.............................  70,000      5,418
   #Luk Fook Holdings International, Ltd...................  16,000     59,434
    Luks Industrial Group, Ltd.............................  24,000      7,724
    Lung Kee (Bermuda) Holdings, Ltd.......................  40,000     27,096
   *Magnificent Estates, Ltd............................... 320,000     14,044
   #Melco International Development, Ltd................... 161,000    136,944
    Midland Holdings, Ltd..................................  60,000     46,469
   *Ming Fai International Holdings, Ltd...................  67,000     19,905
   *Ming Fung Jewellery Group, Ltd......................... 770,000     94,406
    Miramar Hotel & Investment Co., Ltd....................   9,000     11,015
   *Mongolia Energy Corp, Ltd.............................. 733,000    172,749
    MTR Corp., Ltd.........................................  57,363    209,447
   #Neo-Neon Holdings, Ltd.................................  96,000     35,239
   *New Times Energy Corp, Ltd............................. 832,000     16,945
    New World Development Co., Ltd......................... 271,824    478,384
   *NewOcean Green Energy Holdings, Ltd.................... 194,000     38,041
   *Next Media, Ltd........................................ 290,000     35,892
   *North Asia Resources Holdings, Ltd.....................  80,000     11,043
    NWS Holdings, Ltd...................................... 148,406    218,478
   *Omnicorp, Ltd..........................................  28,000     10,751
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.. 675,000     41,423
   *Orient Overseas International, Ltd.....................  28,000    214,698
   #Oriental Watch Holdings, Ltd...........................  42,000     23,046
    Pacific Andes International Holdings, Ltd.............. 689,947    113,048
    Pacific Basin Shipping, Ltd............................ 232,000    143,952
    Pacific Century Premium Developments, Ltd.............. 243,000     46,406
    Pacific Textile Holdings, Ltd..........................  74,000     48,213
    Paliburg Holdings, Ltd................................. 130,000     51,137
    Pan Asia Environmental Protection Group, Ltd...........  86,000     15,634
    PCCW, Ltd.............................................. 373,000    148,110
    Pico Far East Holdings, Ltd............................ 144,000     28,204
   *PME Group, Ltd......................................... 430,000     31,084
   *PNG Resources Holdings, Ltd............................ 352,000     12,031
   *Polytec Asset Holdings, Ltd............................ 205,000     31,182
    Power Assets Holdings, Ltd.............................  34,000    238,526
    Public Financial Holdings, Ltd.........................  72,000     45,000
   *PYI Corp., Ltd......................................... 766,000     31,659
    Regal Hotels International Holdings, Ltd............... 172,000     77,392
    Royale Furniture Holdings, Ltd.........................  20,000      9,455
    Sa Sa International Holdings, Ltd......................  48,000     28,797
    Samling Global, Ltd.................................... 458,000     63,401
    SEA Holdings, Ltd......................................  90,000     57,176
    Shangri-La Asia, Ltd................................... 171,166    477,858
   #Shenyin Wanguo, Ltd....................................  75,000     32,959
   *Shougang Concord Technology Holdings, Ltd.............. 340,000     17,515
   #Shui On Construction & Materials, Ltd..................  50,000     67,396
   #Shun Tak Holdings, Ltd................................. 180,000    112,472
    Sing Tao News Corp., Ltd............................... 204,000     61,380
   *Singamas Container Holdings, Ltd....................... 424,000    195,067
   *Sino Dragon New Energy Holdings, Ltd................... 192,000     24,243
   *Sino Gas Group, Ltd.................................... 750,000     27,114
   #Sino Land Co., Ltd..................................... 262,741    464,716
   #SmarTone Telecommunications Holdings, Ltd.............. 104,000    160,872
    Solomon Systech International, Ltd..................... 378,000     20,977
    South China (China), Ltd............................... 464,000     39,998
    Stella International Holdings, Ltd.....................  36,500     82,904
    Sun Hung Kai & Co., Ltd................................  85,104     72,366
    Sun Hung Kai Properties, Ltd...........................  82,000  1,288,560
   *Sun Innovation Holdings, Ltd........................... 420,000     12,544

                                     1031

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CONTINUED


                                                             Shares     Value++
                                                             ------     -----

HONG KONG -- (Continued)
  *Superb Summit International Timber Co., Ltd............. 500,000 $    20,944
  *Sustainable Forest Holdings, Ltd........................ 337,500      25,278
   Tai Cheung Holdings, Ltd................................  94,000      70,646
   Tan Chong International, Ltd............................  24,000       6,223
   Techtronic Industries Co., Ltd.......................... 147,000     201,402
   Television Broadcasts, Ltd..............................  19,000     111,816
   Texwinca Holdings, Ltd..................................  48,000      54,162
  *Tom Group, Ltd..........................................  60,000       7,112
   Tongda Group Holdings, Ltd.............................. 530,000      26,338
  *Town Health International Investments, Ltd..............  84,000      13,517
   Transport International Holdings, Ltd...................  30,800      97,122
  *Trinity, Ltd............................................  32,000      34,966
  *TSC Group Holdings, Ltd................................. 111,000      35,211
   Tse Sui Luen Jewellery International, Ltd...............   2,000       1,828
  #*United Laboratories International Holdings, Ltd. (The).  74,000     124,583
   Value Partners Group, Ltd...............................  39,000      35,174
   Varitronix International, Ltd........................... 113,000      77,250
   Vedan International Holdings, Ltd....................... 164,000      13,730
   Victory City International Holdings, Ltd................ 264,722      59,128
   Vitasoy International Holdings, Ltd.....................  80,000      68,765
  *Vongroup, Ltd........................................... 815,000       6,726
  *VST Holdings, Ltd....................................... 108,000      30,844
   VTech Holdings, Ltd.....................................   7,000      79,678
   Wharf Holdings, Ltd.....................................  92,000     677,498
   Wheelock & Co., Ltd.....................................  98,000     406,598
  #Wing Hang Bank, Ltd.....................................  14,000     156,791
   Wing On Co. International, Ltd..........................  32,000      67,814
  *Wing Tai Properties, Ltd................................ 140,000      58,573
   Winsor Properties Holdings, Ltd.........................   2,000       4,171
  *Winteam Pharmaceutical Group, Ltd....................... 194,000      34,766
  #*Wynn Macau, Ltd........................................  15,200      54,541
   Xingye Copper International Group, Ltd.................. 218,000      45,277
  *Xinyi Glass Holdings, Ltd............................... 100,000     120,775
   YGM Trading, Ltd........................................  20,000      47,891
   Yue Yuen Industrial Holdings, Ltd.......................  57,000     196,548
  *ZZNode Technologies Co., Ltd............................ 208,000      17,113
                                                                    -----------
TOTAL HONG KONG                                                      21,833,743
                                                                    -----------

HUNGARY -- (0.1%)
   Egis Gyogyszergyar NYRT.................................   1,030     113,014
  #*FHB Mortgage Bank NYRT.................................   6,244      36,258
   Magyar Telekom Telecommunications P.L.C.................  14,077      48,033
   Magyar Telekom Telecommunications P.L.C. Sponsored ADR..   4,800      80,784
  *MOL Hungarian Oil & Gas P.L.C...........................   2,028     283,435
  *OTP Bank P.L.C..........................................  16,257     577,162
  *PannErgy P.L.C..........................................  10,773      53,066
   Richter Gedeon NYRT.....................................   1,268     265,340
                                                                    -----------
TOTAL HUNGARY                                                         1,457,092
                                                                    -----------

INDIA -- (2.3%)
   Aban Offshore, Ltd......................................     770      11,047
   ABG Shipyard, Ltd.......................................   7,485      63,581
   ACC, Ltd................................................   7,831     196,480
   Adani Enterprises, Ltd..................................  11,679     165,662
  *Adani Power, Ltd........................................  11,099      28,255
   Aditya Birla Nuvo, Ltd..................................   5,652     111,087
  *Agre Developers, Ltd....................................     446         585
   Akzo Nobel India, Ltd...................................     399       7,524
  *Allahabad Bank, Ltd.....................................  40,781     189,298
  *Allcargo Global Logistics, Ltd..........................     986       3,866
  *Allied Digital Services, Ltd............................   7,000      14,420

                                     1032

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CONTINUED


                                                       Shares  Value++
                                                       ------  -----

         INDIA -- (Continued)........................
            Alok Industries, Ltd.....................  90,000 $ 54,320
            Ambuja Cements, Ltd......................  81,727  287,670
            Amtek Auto, Ltd..........................  10,557   38,394
            Anant Raj Industries, Ltd................  13,615   27,192
            Andhra Bank, Ltd.........................  18,523   58,301
            Ansal Properties & Infrastructure, Ltd...  17,640   17,933
            Apollo Hospitals Enterprise, Ltd.........   9,322   99,622
            Apollo Tyres, Ltd........................  25,736   40,447
            Aptech, Ltd..............................  13,477   32,476
            Asea Brown Boveri India, Ltd.............   3,501   67,863
            Ashok Leyland, Ltd....................... 100,145  120,417
            Asian Paints, Ltd........................   1,564   98,228
            Aurobindo Pharma, Ltd....................  57,865  254,967
            Aventis Pharma, Ltd......................   1,238   55,749
            Axis Bank, Ltd...........................  13,737  399,872
            Bajaj Auto, Ltd..........................   3,566  119,109
           *Bajaj Electricals, Ltd...................   4,500   27,356
            Bajaj Finance, Ltd.......................   2,425   38,462
            Bajaj Finserv, Ltd.......................   5,045   60,358
            Bajaj Hindusthan, Ltd....................  26,733   45,452
            Bajaj Holdings & Investment, Ltd.........   4,907   87,135
            Ballarpur Industries, Ltd................  70,689   55,171
           *Balrampur Chini Mills, Ltd...............  21,074   35,484
            Bank of Baroda...........................  10,597  219,030
           *Bank of India............................  16,169  167,435
            Bank of Maharashtra, Ltd.................  32,893   44,903
           *BASF India, Ltd..........................     873   12,256
            Bata India, Ltd..........................   6,548   63,433
            BEML, Ltd................................   2,355   37,011
            Berger Paints India, Ltd.................  26,560   56,112
            Bharat Electronics, Ltd..................   2,636  109,458
            Bharat Forge, Ltd........................   7,097   55,865
            Bharat Heavy Electricals, Ltd............   2,047   92,732
            Bharat Petroleum Corp., Ltd..............   3,844   54,578
            Bharti Airtel, Ltd.......................  41,564  356,448
           *Bhushan Steel, Ltd.......................  15,385  173,612
            Biocon, Ltd..............................   8,934   74,603
            Birla Corp., Ltd.........................   4,033   32,039
            Bombay Rayon Fashions, Ltd...............  10,599   69,607
            Bosch, Ltd...............................     584   87,757
            Britannia Industries, Ltd................   1,250   10,455
            Cadila Healthcare, Ltd...................   8,226  160,859
           *Cairn India, Ltd.........................  18,573  146,829
           *Canara Bank..............................  13,415  191,694
            Carborundum Universal, Ltd...............   2,150   11,929
           *Central Bank of India....................  25,107   76,571
            Century Plyboards India, Ltd.............   6,288   10,587
            Century Textiles & Industries, Ltd.......   2,887   23,529
            CESC, Ltd................................   5,246   36,622
            Chambal Fertilizers & Chemicals, Ltd.....  26,495   51,286
            Chennai Petroleum Corp., Ltd.............  11,326   57,240
            Cipla, Ltd...............................   7,837   54,819
            City Union Bank, Ltd.....................  41,580   41,185
            Colgate-Palmolive (India), Ltd...........   3,054   62,247
            Container Corp. of India.................   2,331   60,643
            Core Projects & Technologies, Ltd........   9,143   62,919
            Coromandel International, Ltd............   4,798   35,836
           *Corp. Bank...............................   9,596  126,961
            Crompton Greaves, Ltd....................   8,868   50,676
            Cummins India, Ltd.......................   4,800   76,513
            Dabur India, Ltd.........................  30,848   70,703

                                     1033

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CONTINUED


                                                        Shares  Value++
                                                        ------  -----

        INDIA -- (Continued)...........................
          *Deccan Chronicle Holdings, Ltd..............  9,319 $ 16,897
           Dena Bank................................... 12,195   28,790
          *Development Credit Bank, Ltd................ 22,854   30,692
           Dewan Housing Finance Corp., Ltd............  8,991   50,591
           Dhanalakshmi Bank, Ltd...................... 14,795   42,023
          *Dish TV (India), Ltd........................ 44,632   68,849
           Divi's Laboratories, Ltd....................  2,878   46,014
           DLF, Ltd.................................... 20,991  105,946
          #Dr. Reddy's Laboratories, Ltd. ADR.......... 10,710  420,260
           E.I.D. - Parry (India), Ltd.................  7,652   40,752
           Edelweiss Capital, Ltd...................... 43,000   36,011
           Eicher Motors, Ltd..........................  2,071   58,310
           EIH, Ltd.................................... 19,189   37,328
          *Era Infra Engineering, Ltd..................  7,211   30,777
           Escorts, Ltd................................  9,996   31,034
          *Ess Dee Aluminium, Ltd......................  3,155   33,126
          *Essar Oil, Ltd.............................. 61,934  185,560
          *Essar Shipping Ports & Logistics, Ltd....... 15,579   34,951
           Everest Kanto Cylinder, Ltd................. 14,089   26,780
          *Everonn Education, Ltd......................  2,200   32,006
           Exide Industries, Ltd....................... 31,311  108,159
           Federal Bank, Ltd........................... 19,315  184,208
           Financial Technologies (India), Ltd.........  5,078   99,226
          *Fortis Healthcare India, Ltd................ 10,077   35,387
          *Future Capital Holdings, Ltd................  6,323   21,420
           GAIL India, Ltd............................. 19,663  211,755
           Gammon India, Ltd........................... 10,776   28,017
          *Gammon Infrastructure Projects, Ltd......... 12,199    5,188
           Gateway Distriparks, Ltd....................  8,076   22,278
          *Geojit BNP Paribas Financial Services, Ltd.. 17,161    9,649
           Gitanjali Gems, Ltd.........................  1,735   10,479
           GlaxoSmithKline Consumer Healthcare, Ltd....    389   21,388
           GlaxoSmithKline Pharmaceuticals, Ltd........  1,552   78,890
           Glenmark Pharmaceuticals, Ltd............... 11,592   78,408
          *GMR Infrastructure, Ltd..................... 58,488   50,059
           Godrej Industries, Ltd......................  7,430   31,882
          *Gokul Refoils & Solvent, Ltd................ 14,640   31,671
           Grasim Industries, Ltd......................  5,183  287,450
           Great Eastern Shipping Co., Ltd............. 13,008   83,875
           Great Offshore, Ltd.........................  1,422    8,859
           Greaves Cotton, Ltd.........................  1,775    3,775
           GTL, Ltd.................................... 10,152   95,771
           Gujarat Alkalies & Chemicals, Ltd...........    772    2,428
           Gujarat Fluorochemicals, Ltd................    412    3,450
           Gujarat Gas Co., Ltd........................  6,039   49,919
           Gujarat Mineral Development Corp., Ltd...... 12,483   39,503
          *Gujarat NRE Coke, Ltd....................... 49,906   56,958
           Gujarat State Petronet, Ltd................. 28,545   63,586
           Gulf Oil Corp., Ltd.........................  7,866   15,175
          *GVK Power & Infrastructure, Ltd............. 63,703   34,864
           H.E.G., Ltd.................................    164      829
           HCL Infosystems, Ltd........................ 22,200   55,632
           HCL Technologies, Ltd....................... 17,304  203,995
           HDFC Bank, Ltd..............................  7,600  394,071
           HDFC Bank, Ltd. ADR.........................    400   68,840
           Hero Honda Motors, Ltd. Series B............  2,207   85,370
           Hexaware Technologies, Ltd.................. 34,366   53,771
          *Himachal Futuristic Communications, Ltd..... 88,611   39,386
           Himadri Chemicals & Industries, Ltd......... 21,760   19,316
          *Hindalco Industries, Ltd.................... 98,394  480,554
           Hindustan Construction Co., Ltd............. 39,530   31,652

                                     1034

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CONTINUED


                                                          Shares  Value++
                                                          ------  -----

       INDIA -- (Continued).............................
          Hindustan Petroleum Corp, Ltd.................   9,241 $ 77,955
          Hindustan Unilever, Ltd.......................   7,107   45,869
          Honeywell Automation India, Ltd...............     710   39,989
          Hotel Leelaventure, Ltd.......................  23,855   22,415
         *Housing Development & Infrastructure, Ltd.....  15,786   57,627
         *HSIL, Ltd.....................................  19,048   67,152
          HT Media, Ltd.................................  11,369   37,751
         *ICICI Bank, Ltd...............................   9,160  231,445
          ICICI Bank, Ltd. Sponsored ADR................  17,656  889,862
          ICSA (India), Ltd.............................   5,041   13,219
          IDBI Bank, Ltd................................  42,786  139,089
         *Idea Cellular, Ltd............................ 146,697  228,090
          IFCI, Ltd.....................................  20,472   24,087
         *IL&FS Engineering and Construction Co., Ltd...   9,585   40,663
          India Cements, Ltd............................  31,135   70,053
          India Infoline, Ltd...........................  15,429   25,228
          Indiabulls Financial Services, Ltd............  22,660   91,248
         *Indiabulls Real Estate, Ltd...................  34,092   96,492
         *Indiabulls Wholesale Services, Ltd............   4,262    1,002
         *Indian Bank...................................  10,674   58,299
          Indian Hotels Co., Ltd........................  57,658  107,870
         *Indian Oil Corp., Ltd.........................  11,712   90,182
         *Indian Overseas Bank..........................  27,161   93,820
         *IndusInd Bank, Ltd............................  51,899  305,777
          Infosys Technologies, Ltd.....................   5,251  345,173
          Infotech Enterprises, Ltd.....................   1,202    4,387
          Infrastructure Development Finance Co., Ltd...  96,367  317,303
          ING Vysya Bank, Ltd...........................   7,120   55,773
          IRB Infrastructure Developers, Ltd............  12,168   48,484
          ITC, Ltd......................................  19,410   84,427
         *IVRCL Assets & Holdings, Ltd..................  12,574   17,724
          IVRCL Infrastructures & Projects, Ltd.........  33,942   60,919
          Jagran Prakashan, Ltd.........................  14,570   41,178
          Jain Irrigation Systems, Ltd..................  29,500  122,166
          Jaiprakash Associates, Ltd.................... 135,473  284,733
         *Jaiprakash Power Ventures, Ltd................  27,569   30,030
          Jammu & Kashmir Bank, Ltd.....................   3,114   57,025
          JBF Industries, Ltd...........................  12,027   49,081
         *Jet Airways (India), Ltd......................   3,135   33,956
         *Jindal Drilling & Industries, Ltd.............   3,547   37,841
          Jindal Poly Films, Ltd........................   4,254   40,911
          Jindal Saw, Ltd...............................  26,565  120,583
         *Jindal South West Holdings, Ltd...............   1,904   49,106
          Jindal Steel & Power, Ltd.....................   7,578  112,172
          JK Tyre & Industries, Ltd.....................   2,034    4,385
          JM Financial, Ltd.............................  45,037   29,180
         *JSL Stainless, Ltd............................     282      574
          JSW Steel, Ltd................................  15,143  325,334
         *Jubilant Industries, Ltd......................     252    1,358
          Jubilant Organosys, Ltd.......................   5,040   20,491
          Kalpataru Power Transmission, Ltd.............   1,245    3,604
          Karnataka Bank, Ltd...........................  25,200   64,663
         *Kotak Mahindra Bank, Ltd......................  21,044  204,970
          KPIT Cummins Infosystems, Ltd.................  12,495   46,041
          KS Oils, Ltd..................................  47,190   35,482
         *KSK Energy Ventures, Ltd......................  14,031   36,092
          Lakshmi Machine Works, Ltd....................     692   38,289
          Lakshmi Vilas Bank, Ltd.......................  16,466   40,638
         *Lanco Infratech, Ltd.......................... 138,520  125,345
          Larsen & Toubro, Ltd..........................   3,980  144,024
         *LIC Housing Finance, Ltd......................  42,275  210,051

                                     1035

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        Shares    Value++
                                                        ------    -----

      INDIA -- (Continued).............................
         Lupin, Ltd.................................... 12,300 $  122,276
         Madhucon Projects, Ltd........................    339        828
         Madras Cements, Ltd........................... 15,000     33,741
        *Mahanagar Telephone Nigam, Ltd................ 21,492     23,443
         Maharashtra Seamless, Ltd.....................  6,338     51,111
         Mahindra & Mahindra Financial Services, Ltd...  7,688    126,784
         Mahindra & Mahindra, Ltd...................... 43,000    734,009
         Mahindra Lifespace Developers, Ltd............  3,460     29,593
         Mangalore Refinery & Petrochemicals, Ltd...... 28,382     47,336
         Maruti Suzuki India, Ltd......................  5,785    172,978
        *MAX India, Ltd................................  8,840     33,509
         McLeod Russel India, Ltd......................  5,519     32,968
         Mercator Lines, Ltd........................... 25,374     23,514
         MindTree, Ltd.................................  1,785     14,851
         Monnet Ispat, Ltd.............................  3,882     45,991
         Moser Baer (India), Ltd....................... 17,173     17,234
         Motherson Sumi Systems, Ltd................... 12,642     65,762
        *Motilal Oswal Financial Services, Ltd.........  6,733     22,103
        *Mphasis, Ltd..................................  7,290     77,529
         MRF, Ltd......................................    248     39,938
         Mundra Port & Special Economic Zone, Ltd...... 15,220     49,752
         Nagarjuna Construction Co., Ltd............... 31,522     73,179
         Nagarjuna Fertilizers & Chemicals, Ltd........ 62,774     45,126
         National Aluminium Co., Ltd................... 61,936    130,060
         Nava Bharat Ventures, Ltd.....................  1,957     10,870
        *Nectar Lifesciences, Ltd......................  1,127        682
        *NHPC, Ltd..................................... 83,575     48,925
         NIIT Technologies, Ltd........................  6,924     29,471
         Noida Toll Bridge Co., Ltd.................... 13,172      8,183
         NTPC, Ltd.....................................  9,275     38,185
         Oil & Natural Gas Corp, Ltd...................  5,900     41,280
         Oil India, Ltd................................  1,357     42,495
         Opto Circuits India, Ltd......................  5,084     34,529
        *Oracle Financial Services Software, Ltd.......  2,009     91,904
        *Orbit Corp., Ltd.............................. 10,674     11,623
         Orchid Chemicals & Pharmaceuticals, Ltd.......  6,451     44,237
         Orient Paper & Industries, Ltd................  3,051      4,072
        *Oriental Bank of Commerce.....................  9,651     75,587
         Pantaloon Retail India, Ltd...................  8,932     55,647
         Patni Computer Systems, Ltd. ADR..............  5,245    100,442
         Peninsula Land, Ltd........................... 10,444     13,639
         Petronet LNG, Ltd............................. 34,000    101,657
        *Phoenix Mills, Ltd............................  5,631     25,766
         Pidilite Industries, Ltd...................... 11,464     40,761
        *Pipavav Shipyard, Ltd......................... 13,168     25,798
         Piramal Healthcare, Ltd....................... 10,283    106,728
         Power Finance Corp., Ltd...................... 49,470    258,663
         Power Grid Corp. of India, Ltd................ 27,939     65,952
         PTC India, Ltd................................ 36,592     73,949
         Punj Lloyd, Ltd............................... 25,367     38,324
         Punjab National Bank..........................  1,815     48,747
         Rajesh Exports, Ltd........................... 14,840     28,879
        *Ranbaxy Laboratories, Ltd..................... 13,023    134,536
        *Raymond, Ltd..................................  6,963     55,560
         REI Agro, Ltd.................................  2,622      1,572
         Reliance Capital, Ltd......................... 14,061    179,364
         Reliance Communications, Ltd.................. 56,729    128,248
         Reliance Energy, Ltd..........................  4,458     66,358
         Reliance Industries, Ltd...................... 66,835  1,483,523
        *Reliance Industries, Ltd. Sponsored GDR.......  1,400     61,586
        *Reliance Power, Ltd........................... 63,713    187,789

                                     1036

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CONTINUED


                                                         Shares  Value++
                                                         ------  -----

        INDIA -- (Continued)...........................
           Rolta India, Ltd............................  21,070 $ 66,107
           Ruchi Soya Industries, Ltd..................  16,055   37,449
          *Rural Electrification Corp., Ltd............  13,757   74,383
          *S.Kumars Nationwide, Ltd....................  39,329   60,596
          *Sadbhav Engineering, Ltd....................   4,350   13,329
          *Satyam Computer Services, Ltd...............  56,106   95,434
           Sesa Goa, Ltd...............................  34,032  241,962
           Shipping Corp. of India, Ltd................  15,227   38,217
           Shree Cement, Ltd...........................   1,212   54,889
          *Shree Renuka Sugars, Ltd....................  66,795  106,429
           Shriram Transport Finance Co., Ltd..........   5,674   99,524
          *Sintex Industries, Ltd......................   3,725   14,620
           SKF India, Ltd..............................   3,176   45,763
           Sobha Developers, Ltd.......................   5,557   36,015
           South Indian Bank, Ltd...................... 100,340   51,632
           SREI Infrastructure Finance, Ltd............  18,538   21,627
           SRF, Ltd....................................   8,369   63,446
          *State Bank of Bikaner & Jaipur..............     887   11,046
          *State Bank of India.........................   3,654  232,282
           Steel Authority of India, Ltd...............  29,940  108,618
           Sterling Biotech, Ltd.......................  11,381   23,802
           Sterlite Industries (India), Ltd. ADR.......  25,069  409,878
           Sterlite Industries (India), Ltd. Series A..  34,844  143,074
           Strides Arcolab, Ltd........................   6,009   52,529
           Sun Pharmaceuticals Industries, Ltd.........  13,890  146,278
           Sun TV Network, Ltd.........................   7,669   73,713
           Supreme Industries, Ltd.....................  13,945   49,099
          *Suzlon Energy, Ltd.......................... 129,080  155,230
           Syndicate Bank..............................  33,071   87,527
           Tata Chemicals, Ltd.........................  10,942   93,125
          *Tata Communications, Ltd. ADR...............   5,100   55,335
           Tata Consultancy Services, Ltd..............   4,166  109,667
           Tata Investment Corp., Ltd..................   2,924   35,042
           Tata Motors, Ltd............................  27,150  755,381
           Tata Power Co., Ltd.........................   1,615   47,560
           Tata Steel, Ltd.............................  24,993  348,268
           Tata Tea, Ltd...............................  54,530  124,454
          *Tata Teleservices Maharashtra, Ltd..........  58,119   24,309
          *TCI Developers, Ltd.........................      20      108
           Tech Mahindra, Ltd..........................   3,035   47,130
          *Texmaco Rail & Engineering, Ltd.............  12,282   20,681
           Texmaco, Ltd................................  12,282    9,126
           Thomas Cook India, Ltd......................  29,048   36,011
          *Timken India, Ltd...........................   1,690    8,414
           Titan Industries, Ltd.......................   1,616  147,556
           Torrent Pharmaceuticals, Ltd................   2,125   28,879
          *Torrent Power, Ltd..........................  10,757   60,139
           Transport Corp of India, Ltd................     394      854
           Trent, Ltd..................................     514   11,620
          *Trent, Ltd. Series A........................      22      463
          *Trent, Ltd. Series B........................      22      438
           Triveni Engineering & Industries, Ltd.......  41,519   97,908
           Tube Investments of India...................  18,724   59,832
          *Tulip IT Services, Ltd......................  15,047   53,176
           TVS Motor Co., Ltd..........................  34,636   44,222
           UCO Bank....................................  28,541   67,516
          *Ultratech Cement, Ltd.......................   6,895  169,688
           Union Bank of India.........................  13,224   95,802
           Unitech, Ltd................................ 126,257  105,867
           United Phosphorus, Ltd......................  26,764   92,031
           United Spirits, Ltd.........................   9,348  219,112

                                     1037

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CONTINUED


                                                      Shares     Value++
                                                      ------     -----

        INDIA -- (Continued)......................
           Usha Martin, Ltd.......................    19,377 $    28,557
          *UTV Software Communications, Ltd.......     8,246     120,827
          *Vardhman Special Steets, Ltd...........       555         264
           Vardhman Textiles, Ltd.................     2,777      17,737
          *Videocon Industries, Ltd...............    10,107      45,226
          *Videsh Sanchar Nigam, Ltd..............     9,010      48,439
           Vijaya Bank............................     4,067       7,655
          *Voltamp Transformers, Ltd..............       360       4,557
           Voltas, Ltd............................    27,567     102,996
           Welspun Corp., Ltd.....................    15,250      66,297
           Wipro, Ltd.............................    15,238     155,042
          *Yes Bank, Ltd..........................    13,958      96,608
           Zee Entertainment Enterprises, Ltd.....    52,912     161,018
          *Zee Learn, Ltd.........................     5,044       2,595
           Zensar Technologies, Ltd...............    11,134      43,893
                                                             -----------
        TOTAL INDIA...............................            28,968,301
                                                             -----------

        INDONESIA -- (0.8%).......................
           PT Adaro Energy Tbk....................   521,500     134,606
           PT AKR Corporindo Tbk..................   357,000      71,368
           PT Aneka Tambang Tbk...................   473,500     126,269
           PT Asahimas Flat Glass Tbk.............    86,500      66,251
           PT Astra Agro Lestari Tbk..............    39,000     105,781
           PT Astra International Tbk.............    96,500     634,232
          *PT Bakrie & Brothers Tbk............... 4,061,500      31,858
           PT Bakrie Sumatera Plantations Tbk..... 1,417,000      64,838
          *PT Bakrie Telecom Tbk.................. 4,680,500     210,879
           PT Bakrieland Development Tbk.......... 4,683,500      79,020
           PT Bank Bukopin Tbk....................   612,000      51,476
           PT Bank Central Asia Tbk...............   256,000     221,723
           PT Bank Danamon Indonesia Tbk..........   492,323     357,421
           PT Bank Mandiri Tbk....................   453,409     379,220
          *PT Bank Negara Indonesia Persero Tbk...   788,120     373,370
          *PT Bank Pan Indonesia Tbk.............. 1,294,000     172,578
          *PT Bank Permata Tbk....................     1,500         307
           PT Bank Rakyat Indonesia Persero Tbk...   766,000     578,350
          *PT Barito Pacific Tbk..................   293,000      36,313
          *PT Berlian Laju Tanker Tbk.............   514,666      23,483
          *PT Bhakti Investama Tbk................ 1,557,500      30,613
          *PT Bisi International Tbk..............   255,500      49,944
           PT Bumi Resources Tbk.................. 2,205,500     886,232
          *PT Central Proteinaprima Tbk........... 4,938,500      30,563
           PT Charoen Pokphand Indonesia Tbk......   707,500     159,686
          *PT Ciputra Development Tbk............. 1,509,076      68,927
          *PT Darma Henwa Tbk..................... 6,780,500      68,443
          *PT Delta Dunia Makmur Tbk..............   451,000      68,710
           PT Elnusa Tbk.......................... 1,488,000      51,494
          *PT Energi Mega Persada Tbk............. 3,307,500      60,896
           PT Gajah Tunggal Tbk...................   246,000      67,054
           PT Global Mediacom Tbk................. 1,018,500      89,390
           PT Gudang Garam Tbk....................   114,000     541,531
           PT Hexindo Adiperkasa Tbk..............   108,000      71,290
          *PT Holcim Indonesia Tbk................   325,000      85,611
          *PT Indah Kiat Pulp & Paper Corp. Tbk...   490,500      92,385
           PT Indika Energy Tbk...................   121,000      57,400
           PT Indo Tambangraya Megah Tbk..........    11,500      63,009
           PT Indocement Tunggal Prakarsa Tbk.....    66,000     131,272
           PT Indofood Sukses Makmur Tbk..........   702,000     455,605
           PT Indosat Tbk ADR.....................     1,609      49,831
           PT International Nickel Indonesia Tbk..   369,000     215,225
           PT Japfa Comfeed Indonesia Tbk.........    36,000      15,376

                                     1038

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares     Value++
                                                              ------     -----

INDONESIA -- (Continued)..................................
   PT Jasa Marga Tbk......................................   489,000 $   188,849
   PT Kalbe Farma Tbk.....................................   426,000     178,236
   PT Lippo Karawaci Tbk.................................. 2,306,250     210,162
   PT Matahari Putra Prima Tbk............................   520,000      84,430
   PT Mayorah Indah Tbk...................................   107,000     137,685
   PT Medco Energi Internasional Tbk......................   325,000     104,740
  *PT Mitra Adiperkasa Tbk................................    29,500      11,301
  *PT Mitra International Resources Tbk...................   821,000      17,777
  *PT Pabrik Kertas Tjiwi Kimia Tbk.......................   156,500      49,861
  *PT Pakuwon Jati Tbk....................................   602,000      61,309
  *PT Panin Financial Tbk................................. 2,295,000      51,833
   PT Perusahaan Gas Negara Tbk...........................   192,500      90,153
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk..   647,500     185,726
   PT Ramayana Lestari Sentosa Tbk........................   232,824      19,896
   PT Sampoerna Agro Tbk..................................   209,500      82,765
   PT Semen Gresik Persero Tbk............................   106,000     117,772
  *PT Sentul City Tbk..................................... 2,917,500      36,176
   PT Summarecon Agung Tbk................................ 1,565,500     230,726
   PT Surya Citra Media Tbk...............................    75,000      36,780
   PT Tambang Batubara Bukit Asam Tbk.....................    22,000      57,413
   PT Telekomunikasi Indonesia Tbk........................     7,000       6,309
   PT Telekomunikasi Indonesia Tbk Sponsored ADR..........     3,700     133,718
   PT Timah Tbk...........................................   380,500     128,400
   PT Trada Maritime Tbk..................................   441,000      30,927
  *PT Truba Alam Manunggal Engineering Tbk................ 2,841,000      20,660
   PT Tunas Ridean Tbk....................................   537,500      35,808
   PT Unilever Indonesia Tbk..............................    34,000      60,846
   PT United Tractors Tbk.................................   168,500     458,329
   PT Wijaya Karya Tbk....................................   754,500      59,214
  *PT XL Axiata Tbk.......................................   221,000     175,622
                                                                     -----------
TOTAL INDONESIA...........................................            10,193,253
                                                                     -----------

IRELAND -- (0.4%).........................................
  *Aer Lingus Group P.L.C.................................    17,870      21,833
  *Allied Irish Banks P.L.C...............................    29,187       9,991
  *Allied Irish Banks P.L.C. Sponsored ADR................     4,860      16,961
  *Anglo Irish Bank Corp. P.L.C...........................   114,377      36,762
   Bank of Ireland P.L.C. Sponsored ADR...................     2,000       4,000
   C&C Group P.L.C........................................    61,616     315,706
   CRH P.L.C..............................................    31,003     769,599
   CRH P.L.C. Sponsored ADR...............................    37,330     931,384
   DCC P.L.C..............................................    12,476     415,840
  *Dragon Oil P.L.C.......................................    32,438     300,979
  *Elan Corp. P.L.C.......................................     9,558      76,834
  *Elan Corp. P.L.C. Sponsored ADR........................    37,910     307,071
   FBD Holdings P.L.C.....................................     7,310      78,486
   Glanbia P.L.C..........................................     5,137      33,110
  *Governor & Co. of the Bank of Ireland P.L.C. (The).....   418,851     170,532
   Grafton Group P.L.C....................................    31,048     163,212
   Greencore Group P.L.C..................................    63,753     103,847
  *IFG Group P.L.C........................................     3,534       7,382
  *Independent News & Media P.L.C.........................    28,356      24,568
   Irish Continental Group P.L.C..........................       203       5,192
  *Irish Life & Permanent Group Holdings P.L.C............     9,925       2,205
  *Kenmare Resources P.L.C................................    13,695      10,413
   Kerry Group P.L.C......................................    13,692     567,117
   Kingspan Group P.L.C...................................    21,314     208,057
   Paddy Power P.L.C......................................     1,652      80,720
  *Smurfit Kappa Group P.L.C..............................    19,960     271,734
   United Drug P.L.C......................................    82,490     284,502
                                                                     -----------
TOTAL IRELAND.............................................             5,218,037
                                                                     -----------

                                     1039

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          Shares  Value++
                                                          ------  -----

       ISRAEL -- (0.5%).................................
         *Africa Israel Investments, Ltd................   8,401 $ 72,003
          Alon Holdings Blue Square Israel, Ltd.........   1,974   19,867
         *AL-ROV Israel, Ltd............................     855   33,166
         *Alvarion, Ltd.................................  10,204   17,850
         *Amot Investments, Ltd.........................   1,641    5,078
         *AudioCodes, Ltd...............................   7,800   48,358
         *Bank Hapoalim B.M............................. 117,777  619,357
          Bank Leumi Le-Israel B.M...................... 117,544  611,552
          Bayside Land Corp.............................      66   16,582
          Bezeq Israeli Telecommunication Corp., Ltd....  39,063  116,048
         *Biocell, Ltd..................................     864    8,545
         *BioLine RX, Ltd...............................  36,745   25,348
          Cellcom Israel, Ltd...........................   1,200   38,472
         *Ceragon Networks, Ltd.........................   2,545   32,318
          Clal Industries & Investments, Ltd............  10,044   80,564
          Clal Insurance Enterprises Holdings, Ltd......   2,034   57,614
          Delek Automotive Systems, Ltd.................   7,070   91,231
         *DS Apex Holdings, Ltd.........................   1,650   10,713
         *Elbit Medical Imaging, Ltd....................     875   10,475
          Elbit Systems, Ltd............................     926   52,558
          Elbit Systems, Ltd. ADR.......................     900   50,418
          Electra (Israel), Ltd.........................     470   57,128
         *Electra Real Estate, Ltd......................       1        7
         *EZchip Semiconductor, Ltd.....................     586   18,577
          First International Bank of Israel, Ltd.......  11,344  174,678
          FMS Enterprises Migun, Ltd....................     863   25,683
         *Formula Systems, Ltd..........................   2,025   40,777
         *Frutarom Industries, Ltd......................   8,502   93,408
         *Fundtech, Ltd.................................     400    7,072
         *Given Imaging, Ltd............................      67    1,422
          Granite Hacarmel Investments, Ltd.............   5,452   11,462
         *Hadera Paper, Ltd.............................      78    6,321
          Harel Insurance Investments & Finances, Ltd...   2,057  122,850
         *Hot Telecommunications Systems, Ltd...........   7,045  127,196
          Israel Chemicals, Ltd.........................   8,774  155,729
         *Israel Discount Bank, Ltd..................... 120,232  254,481
          Israel Land Development Co., Ltd. (The).......   2,737   27,142
          Ituran Location & Control, Ltd................   5,755   92,918
         *Jerusalem Oil Exploration, Ltd................   1,607   35,096
         *Kamada, Ltd...................................   1,118   10,000
         *Makhteshim-Agan Industries, Ltd...............  31,047  167,546
          Matrix IT, Ltd................................   2,015   12,578
         *Melisron, Ltd.................................   1,169   29,616
         *Mellanox Technologies, Ltd....................   2,556   71,481
         *Menorah Mivtachim Holdings, Ltd...............   6,823   91,291
         *Migdal Insurance & Financial Holding, Ltd.....  58,646  110,875
          Mizrahi Tefahot Bank, Ltd.....................  15,377  170,697
         *Naphtha Israel Petroleum Corp., Ltd...........   1,415    5,941
          Neto M.E. Holdings, Ltd.......................     279   19,184
          NetVision, Ltd................................   2,970   40,894
         *NICE Systems, Ltd. Sponsored ADR..............  10,340  394,264
         *Nitsba Holdings 1995, Ltd.....................   1,692   18,118
         *Oil Refineries, Ltd........................... 178,646  133,821
          Ormat Industries, Ltd.........................  11,117   80,140
          Osem Investments, Ltd.........................   3,323   58,116
          Partner Communications Co., Ltd...............   2,606   49,421
          Partner Communications Co., Ltd. ADR..........   1,600   30,992
          Paz Oil Co., Ltd..............................     608  112,730
         *Phoenix Holdings, Ltd. (The)..................  11,233   40,876
         *RADVision, Ltd................................   2,224   20,377
         *Retalix, Ltd..................................   3,337   48,248

                                     1040

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CONTINUED


                                                            Shares    Value++
                                                            ------    -----

   ISRAEL -- (Continued)..................................
      Scailex Corp, Ltd...................................     700 $   13,798
      Strauss Group, Ltd..................................   4,340     72,523
      Super-Sol, Ltd. Series B............................   7,747     48,435
      Teva Pharmaceutical Industries, Ltd. Sponsored ADR..  31,270  1,429,977
     *Tower Semiconductor, Ltd............................  21,672     29,561
      Union Bank of Israel, Ltd...........................   3,607     18,474
                                                                   ----------
   TOTAL ISRAEL...........................................          6,600,038
                                                                   ----------

   ITALY -- (1.8%)........................................
      A2A SpA.............................................  77,801    140,519
     *ACEA SpA............................................   8,786    113,418
      Acegas-APS SpA......................................   5,746     37,485
     *Acotel Group SpA....................................     188     10,576
     *Aedes SpA........................................... 121,157     31,127
      Amplifon SpA........................................  34,050    209,197
      Ansaldo STS SpA.....................................   3,231     49,936
     *Arnoldo Mondadori Editore SpA.......................  24,039    101,863
      Ascopiave SpA.......................................   6,261     15,642
      Assicurazioni Generali SpA..........................  15,433    369,842
      Astaldi SpA.........................................  10,298     89,804
      Atlantia SpA........................................   5,325    131,061
     *Autogrill SpA.......................................   8,470    121,429
      Azimut Holding SpA..................................  10,538    134,755
      Banca Carige SpA....................................  95,637    231,808
      Banca Generali SpA..................................  10,206    171,363
     #*Banca Monte Dei Paschi di Siena SpA................ 376,524    510,204
      Banca Piccolo Credito Valtellinese Scarl............  51,777    246,753
     *Banca Popolare dell'Emilia Romagna Scrl.............  25,284    309,138
     *Banca Popolare dell'Etruria e del Lazio Scarl.......  10,296     43,381
      Banca Popolare di Milano Scarl......................  54,263    185,705
     *Banca Popolare di Sondrio Scarl.....................  34,671    300,731
     *Banca Profilo SpA...................................   4,046      2,294
      Banco di Desio e della Brianza SpA..................   7,525     42,394
      Banco Popolare Scarl................................ 102,463    303,923
      BasicNet SpA........................................   9,483     37,767
      Benetton Group SpA..................................   9,444     76,689
     *Biesse SpA..........................................   2,010     22,320
      Brembo SpA..........................................   7,759    106,021
     *Brioschi Sviluppo Immobiliare SpA................... 158,823     35,321
      Bulgari SpA.........................................  17,144    312,260
     *Buongiorno SpA......................................  19,467     41,076
      Buzzi Unicem SpA....................................  10,407    160,942
     *C.I.R. SpA - Compagnie Industriali Riunite..........  54,679    143,410
      Caltagirone Editore SpA.............................   4,600     11,665
     *Carraro SpA.........................................   8,171     50,194
      Cementir Holding SpA................................  16,325     52,425
      Credito Artigiano SpA...............................  18,471     36,974
      Credito Bergamasco SpA..............................   1,348     49,477
      Credito Emiliano SpA................................  12,577     86,698
      Danieli & Co. SpA...................................   1,730     55,112
     *Datalogic SpA.......................................   2,485     21,453
      Davide Campari - Milano SpA.........................  36,106    259,964
      De Longhi SpA.......................................   2,784     35,627
     *DeA Capital SpA.....................................  29,388     67,826
      DiaSorin SpA........................................   2,217    107,057
     *Digital Multimedia Technologies SpA.................   3,065     97,010
      Enel SpA............................................  89,203    636,138
      Eni SpA.............................................  36,261    970,840
      Eni SpA Sponsored ADR...............................   6,880    369,731
      ERG SpA.............................................   8,111    119,905
      Esprinet SpA........................................  14,382    124,106

                                     1041

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CONTINUED


                                                         Shares    Value++
                                                         ------    -----

     ITALY -- (Continued)..............................
       *Eurotech SpA...................................  11,463 $   40,279
        Falck Renewables SpA...........................   6,887     15,834
       *Fiat Industrial SpA............................  38,883    577,644
        Fiat SpA.......................................  38,883    415,215
       *Finmeccanica SpA...............................  61,538    831,472
       #Fondiaria - SAI SpA............................  15,982    148,560
       *Gemina SpA.....................................  98,708    102,297
        Geox SpA.......................................   5,423     38,346
       *Gruppo Coin SpA................................   6,187     62,904
       *Gruppo Editoriale L'Espresso SpA...............  19,872     61,725
        Hera SpA.......................................  62,720    158,668
        Immsi SpA......................................  36,255     47,086
       *Impregilo SpA.................................. 120,159    412,225
        Indesit Co. SpA................................   2,959     39,004
        Industria Macchine Automatiche SpA.............   1,478     31,854
       *Interpump Group SpA............................  11,739    106,076
        Intesa Sanpaolo SpA............................ 402,999  1,338,545
        Intesa Sanpaolo SpA Sponsored ADR..............     200      4,002
        Iren SpA.......................................  16,801     34,699
        Italcementi SpA................................  12,971    142,192
        Italmobiliare SpA..............................   1,543     67,483
       *Juventus Football Club SpA.....................  29,868     36,811
       *KME Group SpA.................................. 131,121     70,167
       *Landi Renzo SpA................................   9,013     33,052
       #Lottomatica SpA................................   5,293    118,201
        Luxottica Group SpA............................   1,046     34,579
        Luxottica Group SpA Sponsored ADR..............   2,300     76,337
        Maire Tecnimont SpA............................ 185,629    778,287
        MARR SpA.......................................   6,412     84,194
        Mediaset SpA...................................  31,475    209,700
        Mediobanca SpA.................................  55,777    635,262
        Mediolanum SpA.................................  18,162    106,784
       #Milano Assicurazioni SpA.......................  48,735     71,932
        Nice SpA.......................................   1,842      7,985
        Parmalat SpA................................... 239,349    906,265
        Piaggio & C. SpA...............................  18,418     72,027
       *Pininfarina SpA................................   8,629     68,907
        Pirelli & Co. SpA..............................  31,874    331,831
       *Prelios SpA.................................... 165,502    129,844
       #*Premafin Finanziaria SpA......................  62,392     56,363
        Prysmian SpA...................................  11,790    278,306
        Recordati SpA..................................   5,186     54,884
        Reply SpA......................................     654     19,664
       *Sabaf SpA......................................   1,349     44,665
       *Safilo Group SpA...............................   9,998    190,969
        Saipem SpA.....................................   3,740    212,430
       *Saras SpA......................................  28,397     71,297
       #*Seat Pagine Gialle SpA........................ 328,627     39,445
       #*Snai SpA......................................  15,775     56,866
        Snam Rete Gas SpA..............................  35,096    218,301
        Societa Iniziative Autostradali e Servizi SpA..   6,224     80,168
        Societe Cattolica di Assicurazoni Scrl SpA.....   5,529    155,547
       *Sogefi SpA.....................................  11,540     48,390
        Sol SpA........................................  11,034     93,744
       *Sorin SpA......................................  55,777    160,323
       *Telecom Italia Media SpA.......................  35,176     10,325
        Telecom Italia SpA............................. 394,472    593,141
        Telecom Italia SpA Sponsored ADR...............  56,246    845,377
        Tenaris SA ADR.................................   3,600    182,844
        Terna Rete Elettrica Nazionale SpA.............  70,124    351,075
       #*Tiscali SpA...................................  91,625     10,742

                                     1042

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CONTINUED


                                                   Shares     Value++
                                                   ------     -----

           ITALY -- (Continued)
              Tod's SpA..........................     719 $    97,639
              Trevi Finanziaria SpA..............   3,901      63,371
              UniCredit SpA...................... 767,057   1,975,415
              Unione di Banche Italiane ScpA..... 103,010     923,362
             *Unipol Gruppo Finanziario SpA......  95,036      76,877
              Vittoria Assicurazioni SpA.........   3,672      21,919
             *Zignago Vetro SpA..................   1,242      10,214
                                                          -----------
           TOTAL ITALY...........................          23,384,294
                                                          -----------

           JAPAN -- (12.5%)
              77 Bank, Ltd. (The)................  65,000     300,262
             *A&D Co., Ltd.......................   5,400      17,036
              Accordia Golf Co., Ltd.............     185     119,322
              Achilles Corp......................  26,000      37,240
              Adeka Corp.........................  15,700     155,530
              Advantest Corp. ADR................   3,900      77,493
             #AEON Co., Ltd......................  36,200     436,158
              Aeon Delight Co., Ltd..............   1,500      28,752
              Aeon Fantasy Co., Ltd..............   4,600      52,861
              Aeon Mall Co., Ltd.................   1,800      43,291
              Agrex, Inc.........................     600       5,678
              Ahresty Corp.......................   1,700      12,566
              Ai Holdings Corp...................   8,200      33,494
              Aica Kogyo Co., Ltd................   7,700     101,909
              Aichi Bank, Ltd. (The).............   1,400      83,739
              Aichi Corp.........................   8,300      39,794
              Aichi Machine Industry Co., Ltd....  19,000      67,834
              Aichi Steel Corp...................  21,000     127,341
              Aida Engineering, Ltd..............  17,800      78,031
             *Ain Pharmaciez, Inc................   1,000      38,930
              Aiphone Co., Ltd...................   2,500      41,110
              Air Water, Inc.....................   6,000      72,534
              Airport Facilities Co., Ltd........  10,300      39,923
              Aisan Industry Co., Ltd............   4,900      46,099
              Aisin Seiki Co., Ltd...............  14,900     525,549
              Ajinomoto Co., Inc.................  50,000     556,060
              Akebono Brake Industry Co., Ltd....  13,200      69,393
              Akita Bank, Ltd. (The).............  32,000      94,485
             #Alconix Corp.......................   2,100      62,866
              Alfresa Holdings Corp..............   6,900     243,656
              All Nippon Airways Co., Ltd........  20,000      58,784
              Allied Telesis Holdings K.K........  38,200      51,573
              Alpen Co., Ltd.....................   2,300      37,749
              Alpha Systems, Inc.................     900      13,578
              Alpine Electronics, Inc............   7,400      92,946
              Alps Electric Co., Ltd.............  24,200     242,010
              Alps Logistics Co., Ltd............   2,200      22,254
              Amada Co., Ltd.....................  46,000     369,421
              Amano Corp.........................  10,400      96,529
              Amuse, Inc.........................   2,600      28,605
              Anest Iwata Corp...................   5,000      22,530
              Anritsu Corp.......................  21,000     167,574
             *AOC Holdings, Inc..................  10,500      70,218
              AOI Electronic Co., Ltd............   1,100      19,149
              AOKI Holdings, Inc.................   4,000      61,620
              Aomori Bank, Ltd. (The)............  28,000      85,513
              Aoyama Trading Co., Ltd............   9,100     149,909
              Aozora Bank, Ltd................... 101,000     218,779
              Arakawa Chemical Industries, Ltd...   3,900      35,792
              Arc Land Sakamoto Co., Ltd.........   2,200      30,500
              Arcs Co., Ltd......................   4,600      71,251

                                     1043

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
                                                         Shares  Value++
                                                         ------  -----

        JAPAN -- (Continued)...........................
           Ariake Japan Co., Ltd.......................   2,200 $ 37,166
           Arisawa Manufacturing Co., Ltd..............   7,000   34,768
           Arnest One Corp.............................   8,300   77,168
           As One Corp.................................   2,100   42,366
          *Asahi Breweries, Ltd........................  12,200  229,188
           Asahi Co., Ltd..............................   2,000   41,298
          #Asahi Diamond Industrial Co., Ltd...........   6,000  124,808
           Asahi Glass Co., Ltd........................  50,000  634,816
           Asahi Holdings, Inc.........................   3,100   64,234
           Asahi Kasei Corp............................  72,000  497,682
           Asahi Organic Chemicals Industry Co., Ltd...  15,000   41,683
          *Asahi Tec Corp.............................. 680,000  238,473
          #Asatsu-DK, Inc..............................   5,400  141,697
           Asax Co., Ltd...............................       1    1,467
           Asics Corp..................................   5,000   72,309
           ASKA Pharmaceutical Co., Ltd................   6,000   49,749
           Astellas Pharma, Inc........................   4,900  187,147
          *Atom Corp...................................     300      879
           Atsugi Co., Ltd.............................  29,000   34,147
           Autobacs Seven Co., Ltd.....................   5,300  194,793
           Avex Group Holdings, Inc....................   4,700   58,425
           Awa Bank, Ltd. (The)........................  31,000  193,690
           Bando Chemical Industries, Ltd..............  16,000   67,429
           Bank of Iwate, Ltd. (The)...................   2,200   83,397
           Bank of Kyoto, Ltd. (The)...................  30,000  278,012
           Bank of Nagoya, Ltd. (The)..................  23,000   73,030
           Bank of Okinawa, Ltd. (The).................   2,600  104,302
           Bank of Saga, Ltd. (The)....................  25,000   63,744
           Bank of the Ryukyus, Ltd....................   7,700   90,967
           Bank of Yokohama, Ltd. (The)................ 109,000  539,990
           Belc Co., Ltd...............................     600    7,239
           Belluna Co., Ltd............................   5,950   41,306
           Benesse Holdings, Inc.......................   1,200   49,912
          *Best Denki Co., Ltd.........................  13,000   35,238
           Bic Camera, Inc.............................      89   40,693
           BML, Inc....................................   1,300   37,009
           Bookoff Corp................................   3,500   24,288
           Bridgestone Corp............................  20,600  454,980
           Brother Industries, Ltd.....................  27,500  421,098
           Bunka Shutter Co., Ltd......................  11,000   29,986
           CAC Corp....................................   4,000   32,226
          *Calsonic Kansei Corp........................  28,000  114,100
           Canon Electronics, Inc......................   2,800   67,199
           Canon Marketing Japan, Inc..................  11,400  126,249
           Canon, Inc. Sponsored ADR...................   7,560  356,605
           Capcom Co., Ltd.............................   1,600   29,733
          #Casio Computer Co., Ltd.....................  29,700  236,172
           Cawachi, Ltd................................   1,800   34,423
          *Cedyna Financial Corp.......................  12,400   23,281
           Central Glass Co., Ltd......................  24,000   94,874
           Central Japan Railway Co., Ltd..............      16  120,971
           Central Security Patrols Co., Ltd...........   2,100   20,226
           Century Tokyo Leasing Corp..................  10,100  173,290
           Chiba Bank, Ltd. (The)......................  59,000  349,318
          *Chiba Kogyo Bank, Ltd. (The)................   5,200   28,153
           Chino Corp..................................   1,000    2,495
           Chiyoda Co., Ltd............................   2,300   30,470
           Chiyoda Corp................................  18,000  179,185
           Chiyoda Integre Co., Ltd....................   3,700   49,837
           Chubu Electric Power Co., Ltd...............   7,400  162,150
           Chubu Shiryo Co., Ltd.......................   6,000   41,569

                                     1044

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CONTINUED


                                                                Shares  Value++
                                                                ------  -----

 JAPAN -- (Continued).........................................
    Chuetsu Pulp & Paper Co., Ltd.............................  20,000 $ 35,034
    Chugai Pharmaceutical Co., Ltd............................   2,500   41,452
    Chugai Ro Co., Ltd........................................  14,000   59,807
    Chugoku Bank, Ltd. (The)..................................  29,000  337,974
    Chugoku Electric Power Co., Ltd. (The)....................   6,200  110,120
    Chugoku Marine Paints, Ltd................................   7,000   59,191
    Chukyo Bank, Ltd. (The)...................................  15,000   34,382
   *Chuo Denki Kogyo Co., Ltd.................................   5,100   26,283
    Chuo Mitsui Trust Holdings, Inc........................... 171,440  590,223
    Chuo Spring Co., Ltd......................................   4,000   14,357
    Circle K Sunkus Co., Ltd..................................   9,800  151,332
    Citizen Holdings Co., Ltd.................................  37,900  229,490
    CKD Corp..................................................  11,200  101,586
    Cleanup Corp..............................................     500    3,525
    CMIC Co., Ltd.............................................   2,000   34,290
    CMK Corp..................................................  11,500   47,292
    Coca-Cola Central Japan Co., Ltd..........................   3,500   47,650
    Coca-Cola West Co., Ltd...................................  10,400  215,386
    Cocokara fine, Inc........................................   4,300   92,205
   #Colowide Co., Ltd.........................................   6,000   33,286
    Computer Engineering & Consulting, Ltd....................   6,400   32,014
    Comsys Holdings Corp......................................  16,000  167,426
   #*Co-Op Chemical Co., Ltd..................................   8,000   10,202
    Corona Corp...............................................   2,600   25,167
    #Cosel Co., Ltd...........................................   4,000   63,086
    Cosmo Oil Co., Ltd........................................  95,000  313,587
   *Cosmos Pharmaceutical Corp................................   1,900   84,180
    Credit Saison Co., Ltd....................................  23,000  385,672
   #*CSK Corp.................................................   7,500   24,005
    Dai Nippon Printing Co., Ltd..............................  54,000  647,783
    Dai Nippon Toryo, Ltd.....................................  11,000   14,891
    Daibiru Corp..............................................   7,300   57,917
    Daicel Chemical Industries, Ltd...........................  45,000  290,237
    Dai-Dan Co., Ltd..........................................   9,000   52,291
    Daido Kogyo Co., Ltd......................................  11,553   22,339
   #Daido Metal Co., Ltd......................................  10,000   90,318
    Daido Steel Co., Ltd......................................  49,000  280,084
    Daidoh, Ltd...............................................   4,000   39,749
   *Daiei, Inc. (The).........................................  17,950   62,734
    Daifuku Co., Ltd..........................................  17,500  118,734
    Daihatsu Motor Co., Ltd...................................   8,000  129,229
    Daihen Corp...............................................   9,000   36,115
   #*Daiichi Chuo K.K.........................................  24,000   46,864
    Daiichi Jitsugyo Co., Ltd.................................   2,000    8,066
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd....................   1,100   53,930
    Daiichi Kogyo Seiyaku Co., Ltd............................   6,000   18,481
    Daiichi Sankyo Co., Ltd...................................   7,300  143,441
    Daiken Corp...............................................  20,000   71,768
    Daiki Aluminium Industry Co., Ltd.........................  10,000   28,186
    Daikin Industries, Ltd....................................   2,700   86,003
    Daiko Clearing Services Corp..............................   2,900    9,957
    Daikoku Denki Co., Ltd....................................   2,100   24,453
   *Daikyo, Inc...............................................  36,000   58,073
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...  15,000   84,122
    Dainippon Screen Manufacturing Co., Ltd...................  20,000  185,735
    Dainippon Sumitomo Pharma Co., Ltd........................  17,600  169,238
    Daio Paper Corp...........................................  15,000  108,498
    Daisan Bank, Ltd. (The)...................................  22,000   53,927
    Daiseki Co., Ltd..........................................   1,800   38,206
    Daishi Bank, Ltd. (The)...................................  42,000  132,519
    Daiso Co., Ltd............................................  15,000   49,002

                                     1045

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CONTINUED


                                                      Shares  Value++
                                                      ------  -----

           JAPAN -- (Continued).....................
              Daisyo Corp...........................   2,500 $ 27,609
              Daito Trust Construction Co., Ltd.....   1,700  136,000
              Daiwa House Industry Co., Ltd.........  40,000  484,648
              Daiwa Industries, Ltd.................   2,100   10,557
              Daiwa Securities Group, Inc........... 152,000  656,035
              Daiwabo Holdings Co., Ltd.............  26,000   53,359
             #DCM Holdings Co., Ltd.................  11,400   72,515
              Denki Kagaku Kogyo K.K................  59,000  303,056
              Denki Kogyo Co., Ltd..................  16,000   76,361
              Denso Corp............................  18,800  629,169
              Dentsu, Inc...........................  11,300  300,521
              Denyo Co., Ltd........................   5,400   74,127
              Descente, Ltd.........................  11,000   46,488
              DIC Corp..............................  74,000  177,393
              Disco Corp............................   2,700  185,284
              Don Quijote Co., Ltd..................   2,200   82,395
              Doshisha Co., Ltd.....................   3,000   65,667
              Doutor Nichires Holdings Co., Ltd.....   6,300   75,048
              Dowa Holdings Co., Ltd................  24,000  157,398
              DTS Corp..............................   3,900   36,989
              Duskin Co., Ltd.......................   9,000  181,566
              Dydo Drinco, Inc......................   1,600   62,447
              eAccess, Ltd..........................      64   30,219
              Eagle Industry Co., Ltd...............   6,000   62,550
             *Earth Chemical Co., Ltd...............     200    6,668
              East Japan Railway Co.................   4,000  222,322
              Ebara Corp............................  53,000  299,027
             #Edion Corp............................   8,800   75,941
              Ehime Bank, Ltd. (The)................  33,000   93,161
             *Eidai Co., Ltd........................   4,000   19,416
              Eighteenth Bank, Ltd. (The)...........  27,000   73,289
              Eiken Chemical Co., Ltd...............   1,600   20,067
              Eisai Co., Ltd........................   2,100   76,362
              Eizo Nanao Corp.......................   4,000   89,510
              Electric Power Development Co., Ltd...   3,000   78,706
              Elematec Corp.........................   2,800   36,331
             #*Elpida Memory, Inc...................  29,100  436,033
              Enplas Corp...........................   3,500   48,427
              EPS Co., Ltd..........................      11   25,226
              ESPEC Corp............................   5,900   44,971
              Excel Co., Ltd........................   1,900   21,770
              Exedy Corp............................   4,100  130,983
              Ezaki Glico Co., Ltd..................   9,000  107,630
             *F&A Aqua Holdings, Inc................   2,600   23,011
              Faith, Inc............................      50    8,290
              FamilyMart Co., Ltd...................   1,400   50,817
              Fancl Corp............................   3,300   45,326
              FANUC Corp............................   1,300  217,619
              Fast Retailing Co., Ltd...............     400   63,070
              FCC Co., Ltd..........................   3,000   70,640
             #*FDK Corp.............................  21,000   37,274
              Felissimo Corp........................     600    7,025
             *FIDEA Holdings Co., Ltd...............   7,200   18,510
             #*First Baking Co., Ltd................   1,000    1,151
              Foster Electric Co., Ltd..............   4,700  110,030
              FP Corp...............................   1,000   57,709
              France Bed Holdings Co., Ltd..........  27,000   33,074
              F-Tech, Inc...........................     400    5,934
             #*Fudo Tetra Corp......................  41,100   85,459
              Fuji Co., Ltd.........................   2,400   49,679
              Fuji Corp, Ltd........................   4,000   16,808

                                     1046

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CONTINUED


                                                            Shares  Value++
                                                            ------  -----

    JAPAN -- (Continued)
       Fuji Electric Holdings Co., Ltd..................... 64,000 $201,612
       Fuji Electronics Co., Ltd...........................  1,500   26,249
       Fuji Furukawa Engineering & Construction Co., Ltd...  1,000    1,935
       Fuji Heavy Industries, Ltd.......................... 76,000  565,689
      *Fuji Kiko Co., Ltd..................................  4,000   13,453
       Fuji Oil Co., Ltd...................................  8,400  116,613
       Fuji Seal International, Inc........................  2,600   54,864
       Fuji Soft, Inc......................................  2,500   38,203
       Fuji Television Network, Inc........................     43   57,480
       Fujicco Co., Ltd....................................  4,000   47,725
       FUJIFILM Holdings Corp.............................. 26,000  808,285
       Fujikura Kasei Co., Ltd.............................  5,300   31,020
       Fujikura, Ltd....................................... 60,000  310,941
       Fujimi, Inc.........................................  2,700   36,813
       Fujimori Kogyo Co., Ltd.............................  2,700   37,282
       Fujitec Co., Ltd.................................... 13,000   66,612
       Fujitsu Frontech, Ltd...............................  5,600   41,809
       Fujitsu, Ltd........................................ 40,500  232,052
       Fukuda Corp.........................................  3,000    9,058
       Fukui Bank, Ltd. (The).............................. 33,000   99,861
       Fukuoka Financial Group, Inc........................ 71,400  296,695
       Fukusima Industries Corp............................  1,100   12,844
       Fukuyama Transporting Co., Ltd...................... 28,000  135,316
       Funai Consulting, Inc...............................  3,700   23,251
      #Funai Electric Co., Ltd.............................  3,600  109,167
      *Furukawa Co., Ltd................................... 37,000   41,412
       Furukawa Electric Co., Ltd.......................... 33,000  131,121
       Furukawa-Sky Aluminum Corp.......................... 18,000   51,641
       Furusato Industries, Ltd............................  1,000    7,552
       Fuso Pharmaceutical Industries, Ltd................. 13,000   36,796
       Futaba Corp.........................................  6,000  111,837
      *Futaba Industrial Co., Ltd..........................  5,800   33,251
       Fuyo General Lease Co., Ltd.........................  3,100   97,114
       Gakken Holdings Co., Ltd............................ 21,000   35,576
       GEO Co., Ltd........................................     57   66,002
       Glory, Ltd..........................................  9,000  197,659
       GMO Internet, Inc...................................  7,900   34,546
       Godo Steel, Ltd..................................... 15,000   38,812
       Goldcrest Co., Ltd..................................  3,510   58,491
       Goldwin, Inc........................................ 13,000   35,874
       Gourmet Kineya Co., Ltd.............................  3,000   17,353
       GS Yuasa Corp....................................... 18,000  123,164
      *GSI Creos Corp...................................... 29,000   41,874
       Gulliver International Co., Ltd.....................    980   39,405
       Gun Ei Chemical Industry Co., Ltd...................  1,000    2,652
       Gunma Bank, Ltd. (The).............................. 71,000  384,322
       Gunze, Ltd.......................................... 29,000  105,047
       H2O Retailing Corp.................................. 19,000  138,118
       Hachijuni Bank, Ltd. (The).......................... 39,000  232,819
       Hakudo Co., Ltd.....................................  2,800   26,660
       Hakuhodo Dy Holdings, Inc...........................  4,270  223,593
       Hakuto Co., Ltd.....................................  5,400   56,288
       Hamakyorex Co., Ltd.................................    700   20,425
       Hamamatsu Photonics K.K.............................  4,200  165,263
       Hankyu Hanshin Holdings, Inc........................ 26,000  115,178
       Hanwa Co., Ltd...................................... 35,000  149,603
       Happinet Corp.......................................  2,500   29,809
       Harashin Narus Holdings Co., Ltd....................  2,200   32,346
      *Haseko Corp......................................... 44,000   29,488
      *Hazama Corp......................................... 33,800   46,066
       Heiwa Corp..........................................  5,600   86,595

                                     1047

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CONTINUED

                                                       Shares    Value++
                                                       ------    -----

        JAPAN -- (Continued)
          *Heiwa Real Estate Co., Ltd................  22,500 $   50,479
           Heiwado Co., Ltd..........................   5,400     68,451
           Hibiya Engineering, Ltd...................   6,000     56,211
           Hiday Hidaka Corp.........................   2,400     36,016
           Higashi-Nippon Bank, Ltd..................  26,000     52,784
           Higo Bank, Ltd. (The).....................  28,000    161,453
           Hikari Tsushin, Inc.......................   4,000     78,732
           Hino Motors, Ltd..........................  45,000    213,291
           Hioki EE Corp.............................     700     13,884
           Hirose Electric Co., Ltd..................     600     62,533
           Hiroshima Bank, Ltd. (The)................  90,000    393,376
           HIS Co., Ltd..............................   3,500     83,821
          *Hisaka Works, Ltd.........................   5,000     56,515
           Hisamitsu Pharmaceutical Co., Inc.........   1,000     41,734
           Hitachi Cable, Ltd........................  33,000     79,015
           Hitachi Capital Corp......................   8,400    119,821
           Hitachi Chemical Co., Ltd.................  13,200    272,070
           Hitachi Construction Machinery Co., Ltd...   9,200    224,288
           Hitachi High-Technologies Corp............  12,800    269,375
           Hitachi Koki Co., Ltd.....................   9,000     82,440
           Hitachi Kokusai Electric, Inc.............  10,000     83,383
           Hitachi Medical Corp......................   6,000     79,906
           Hitachi Metals, Ltd.......................  12,000    158,056
           Hitachi Tool Engineering, Ltd.............   1,400     14,206
           Hitachi Transport System, Ltd.............   8,500    118,115
           Hitachi Zosen Corp........................  88,000    128,512
           Hitachi, Ltd. ADR.........................  14,780    804,919
           Hodogaya Chemical Co., Ltd................   8,000     31,569
           Hogy Medical Co., Ltd.....................   2,000     82,603
           Hokkaido Electric Power Co., Inc..........   4,400     79,781
           Hokkaido Gas Co., Ltd.....................   7,000     21,835
           Hokkan Holdings, Ltd......................  15,000     46,920
           Hokko Chemical Industry Co., Ltd..........   7,000     21,756
           Hokkoku Bank, Ltd. (The)..................  37,000    125,066
           Hokuetsu Bank, Ltd. (The).................  25,000     53,789
           Hokuetsu Kishu Paper Co., Ltd.............  23,500    131,422
           Hokuhoku Financial Group, Inc............. 171,000    326,342
           Hokuriku Electric Power Co., Inc..........   3,800     77,070
           Hokuto Corp...............................   2,000     44,727
           Honda Motor Co., Ltd......................     300     11,533
           Honda Motor Co., Ltd. Sponsored ADR.......  37,467  1,436,859
           Honeys Co., Ltd...........................     950      9,932
           Horiba, Ltd...............................   3,100     93,268
           Horipro, Inc..............................     400      3,461
           Hoshizaki Electric Co., Ltd...............   1,600     31,103
           Hosiden Corp..............................   7,900     79,170
           Hosokawa Micron Corp......................   5,000     20,911
           House Foods Corp..........................  11,700    191,524
          *Howa Machinery, Ltd.......................   5,000      5,118
           Hoya Corp.................................   5,800    124,918
          *Hulic Co., Ltd............................   2,700     22,574
           Hyakugo Bank, Ltd. (The)..................  33,000    143,837
           Hyakujishi Bank, Ltd. (The)...............  35,000    130,657
           Ibiden Co., Ltd...........................  11,000    371,388
           IBJ Leasing Co., Ltd......................   2,200     54,295
           Ichibanya Co., Ltd........................     500     14,970
           Ichikoh Industries, Ltd...................   6,000     12,732
           Ichiyoshi Securities Co., Ltd.............   4,100     25,614
           Icom, Inc.................................   2,100     62,241
           Idec Corp.................................   6,400     65,579
           Idemitsu Kosan Co., Ltd...................   2,600    307,478

                                     1048

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CONTINUED

                                                           Shares  Value++
                                                           ------  -----

     JAPAN -- (Continued)
        Ihara Chemical Industry Co., Ltd.................   6,000 $ 19,157
        IHI Corp......................................... 163,000  414,740
        Iida Home Max Co., Ltd...........................   4,800   41,373
       #Iino Kaiun Kaisha, Ltd...........................   9,400   44,714
        Imasen Electric Industrial Co., Ltd..............   3,000   39,378
        Imperial Hotel, Ltd..............................     550   13,595
       #*Impress Holdings, Inc...........................  15,200   26,321
        Inaba Denki Sangyo Co., Ltd......................   3,400   89,703
        Inaba Seisakusho Co., Ltd........................   3,700   38,788
        Inabata & Co., Ltd...............................  12,900   74,099
        Inageya Co., Ltd.................................   3,000   31,891
        Ines Corp........................................   8,100   53,350
        Information Services International-Dentsu, Ltd...     500    3,468
        Innotech Corp....................................   2,100   14,256
        Inpex Corp.......................................      80  615,023
        Intage, Inc......................................     100    2,151
        Internet Initiative Japan, Inc...................      20   68,223
        Inui Steamship Co., Ltd..........................   6,000   32,946
       #Ise Chemical Corp................................   3,000   21,803
       #Iseki & Co., Ltd.................................  37,000   83,819
       #*Isetan Mitsukoshi Holdings, Ltd.................  33,800  326,291
       #*Ishihara Sangyo Kaisha, Ltd.....................  36,000   43,259
        Isuzu Motors, Ltd................................  98,000  420,297
        IT Holdings Corp.................................  11,900  117,032
        ITO EN, Ltd......................................   1,700   30,173
        ITOCHU Corp......................................  95,000  989,626
        Itochu Enex Co., Ltd.............................   9,100   49,372
       #Itochu Techno-Solutions Corp.....................   3,500  124,094
        Itochu-Shokuhin Co., Ltd.........................     300   10,035
        Itoham Foods, Inc................................  21,000   83,347
        Itoki Corp.......................................  10,000   23,367
        Iwai Cosmo Holdings, Inc.........................   2,200   11,147
       *Iwasaki Electric Co., Ltd........................  16,000   41,824
        Iwatani International Corp.......................  15,000   49,500
        Iwatsu Electric Co., Ltd.........................  10,000   11,107
        Iyo Bank, Ltd. (The).............................  43,843  366,649
        Izumi Co., Ltd...................................   3,700   52,959
        Izumiya Co., Ltd.................................  13,000   56,637
        J. Front Retailing Co., Ltd......................  89,000  386,758
        Jalux, Inc.......................................     800    6,751
       *Jamco Corp.......................................   2,000   12,031
       *Janome Sewing Machine Co., Ltd...................   2,000    1,817
        Japan Airport Terminal Co., Ltd..................   9,100  117,702
        Japan Aviation Electronics Industry, Ltd.........  12,000   87,561
        Japan Cash Machine Co., Ltd......................   4,900   40,674
        Japan Digital Laboratory Co., Ltd................   4,100   47,410
        Japan Electronic Materials Corp..................   2,100   12,872
        Japan Petroleum Exploration Co., Ltd.............   1,900   93,152
        Japan Pulp & Paper Co., Ltd......................  13,000   46,995
        Japan Radio Co., Ltd.............................   9,000   22,376
        Japan Steel Works, Ltd. (The)....................   1,000    8,076
        Japan Tobacco, Inc...............................      37  143,793
        Japan Transcity Corp.............................  15,000   48,122
        Japan Vilene Co., Ltd............................  10,000   47,174
        Japan Wool Textile Co., Ltd. (The)...............  13,000  115,400
        Jastec Co., Ltd..................................     200    1,146
        JBIS Holdings, Inc...............................   3,000    9,460
        Jeol, Ltd........................................  10,000   27,493
        JFE Holdings, Inc................................   7,500  205,292
        JFE Shoji Holdings, Inc..........................  24,000  105,862
        JGC Corp.........................................   2,000   50,073

                                     1049

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

        JAPAN -- (Continued)........................
           Jidosha Buhin Kogyo Co., Ltd.............   3,000 $   15,910
           JMS Co., Ltd.............................   2,000      6,570
           J-Oil Mills, Inc.........................   9,000     25,280
           Joshin Denki Co., Ltd....................   5,000     48,417
           Joyo Bank, Ltd. (The)....................  64,000    258,311
           JS Group Corp............................  19,600    472,395
           JSP Corp.................................   6,600    117,546
           JSR Corp.................................  17,400    366,062
           JTEKT Corp...............................  21,900    284,487
          #*Juki Corp...............................  31,000     77,917
           Juroku Bank, Ltd.........................  43,000    133,322
          *JVC Kenwood Holdings, Inc................   9,000     46,367
           JX Holdings, Inc......................... 165,868  1,168,157
           kabu.com Securities Co., Ltd.............   5,500     17,493
           Kadokawa Holdings, Inc...................   3,200     83,574
           Kaga Electronics Co., Ltd................   5,000     57,028
           Kagome Co., Ltd..........................   2,800     48,763
           Kagoshima Bank, Ltd. (The)...............  24,000    161,381
           Kajima Corp.............................. 136,000    389,966
           Kakaku.com, Inc..........................      11     63,391
           Kaken Pharmaceutical Co., Ltd............   9,000    116,759
           Kameda Seika Co., Ltd....................   2,100     35,722
           Kamei Corp...............................   7,000     28,137
           Kamigumi Co., Ltd........................  46,000    393,981
           Kanagawa Chuo Kotsu Co., Ltd.............   7,000     34,810
           Kanamoto Co., Ltd........................   8,000     59,292
          #Kandenko Co., Ltd........................  16,000     82,843
           Kaneka Corp..............................  55,000    401,434
          *Kanematsu Corp...........................  29,000     28,819
           Kanematsu Electronics, Ltd...............   6,000     62,958
           Kansai Electric Power Co., Inc...........   9,900    208,518
           Kansai Paint Co., Ltd....................  26,000    234,515
           Kanto Auto Works, Ltd....................   6,300     40,953
           Kanto Denka Kogyo Co., Ltd...............  12,000     91,435
           Kanto Natural Gas Development Co., Ltd...   6,000     36,492
           Kao Corp.................................   3,000     75,098
           Kappa Create Co., Ltd....................     500      9,195
           Kasai Kogyo Co., Ltd.....................   7,000     35,316
           Kasumi Co., Ltd..........................   8,000     42,437
           Katakura Industries Co., Ltd.............   4,600     45,846
           Kato Sangyo Co., Ltd.....................   3,600     60,764
           Kato Works Co., Ltd......................  15,000     42,192
           Kawasaki Heavy Industries, Ltd...........  58,000    239,710
           Kawasaki Kisen Kaisha, Ltd...............  66,000    221,322
           Kawasumi Laboratories, Inc...............   1,000      6,726
           Kayaba Industry Co., Ltd.................  21,000    174,699
           KDDI Corp................................      36    240,339
           Keihan Electric Railway Co., Ltd.........  10,000     41,458
           Keihanshin Real Estate Co., Ltd..........   1,200      6,187
           Keihin Corp..............................   6,900    132,116
           Keikyu Corp..............................  10,000     69,808
           Keio Corp................................  17,000     95,483
           Keisei Electric Railway Co., Ltd.........  16,000     92,838
           Keiyo Bank, Ltd. (The)...................  36,000    177,103
          #Keiyo Co., Ltd...........................   6,000     30,404
          *Kenedix, Inc.............................     545     99,580
          #Kewpie Corp..............................  13,400    160,508
           Key Coffee, Inc..........................   2,800     48,499
           Keyence Corp.............................     220     58,137
           Kikkoman Corp............................  23,000    228,320
           Kimoto Co., Ltd..........................     400      3,210

                                     1050

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CONTINUED

                                                       Shares  Value++
                                                       ------  -----

         JAPAN -- (Continued)
            Kinden Corp..............................  23,000 $196,079
            Kinki Sharyo Co., Ltd....................   6,000   24,756
           #Kintetsu Corp............................  33,000   98,819
            Kintetsu World Express, Inc..............   1,600   54,049
           *Kirin Holdings Co., Ltd..................  25,940  365,011
            Kisoji Co., Ltd..........................   2,100   41,733
            Kissei Pharmaceutical Co., Ltd...........   6,700  126,495
            Kitagawa Iron Works Co., Ltd.............  27,000   49,186
            Kita-Nippon Bank, Ltd. (The).............   1,300   29,620
            Kito Corp................................      11   10,275
            Kitz Corp................................  11,000   57,307
            Kiyo Holdings, Inc.......................  96,000  136,634
            Koa Corp.................................   7,200   80,326
            Koatsu Gas Kogyo Co., Ltd................   8,000   45,972
            Kobayashi Pharmaceutical Co., Ltd........   1,400   65,802
            Kobe Steel, Ltd.......................... 195,000  483,888
           #Kohnan Shoji Co., Ltd....................   3,000   49,498
            Kohsoku Corp.............................   2,200   16,528
            Koito Manufacturing Co., Ltd.............  18,000  283,058
            Kojima Co., Ltd..........................   8,800   52,759
            Kokuyo Co., Ltd..........................  16,000  118,331
            Komai Tekko, Inc.........................  12,000   39,857
            Komatsu Seiren Co., Ltd..................   9,000   37,650
            Komatsu Wall Industry Co., Ltd...........   2,800   27,620
            Komatsu, Ltd.............................   8,900  313,809
            Komeri Co., Ltd..........................   5,200  141,577
            Komori Corp..............................   9,700   92,329
            Konami Corp. ADR.........................   1,900   37,430
           *Konica Minolta Holdings, Inc.............  24,000  211,345
            Konishi Co., Ltd.........................   4,800   63,971
            Kose Corp................................   3,400   88,601
            KRS Corp.................................     200    2,105
           *K's Holdings Corp........................   4,880  152,100
            Kubota Corp. Sponsored ADR...............   4,000  190,200
           *Kumagai Gumi Co., Ltd....................  39,000   42,908
           #Kumiai Chemical Industry Co., Ltd........  14,000   38,496
            Kurabo Industries, Ltd...................  35,000   63,100
            Kuraray Co., Ltd.........................  28,000  407,890
            Kureha Corp..............................  25,000  125,249
           #*Kurimoto, Ltd...........................  31,000   65,978
            Kurita Water Industries, Ltd.............   2,000   58,577
            Kuroda Electric Co., Ltd.................   5,100   56,831
            Kurosaki Harima Corp.....................  10,000   41,096
            Kyocera Corp.............................   1,066  117,617
            Kyocera Corp. Sponsored ADR..............   5,000  549,550
            Kyodo Printing Co., Ltd..................  17,000   34,995
            Kyodo Shiryo Co., Ltd....................  26,000   28,705
            Kyoei Steel, Ltd.........................   3,300   57,989
            Kyoei Tanker Co., Ltd....................   1,000    2,056
            Kyokuto Kaihatsu Kogyo Co., Ltd..........   1,700    8,560
           *Kyokuto Securities Co., Ltd..............   7,400   48,267
            Kyokuyo Co., Ltd.........................  10,000   19,795
            KYORIN Holdings, Inc.....................   9,000  160,686
            Kyoritsu Maintenance Co., Ltd............   2,400   34,551
            Kyosan Electric Manufacturing Co., Ltd...  12,000   68,275
            Kyoto Kimono Yuzen Co., Ltd..............   1,300   14,185
            Kyowa Exeo Corp..........................  13,900  146,246
            Kyowa Hakko Kirin Co., Ltd...............  25,000  249,447
            Kyudenko Corp............................   8,000   47,592
            Kyushu Electric Power Co., Inc...........   5,100   94,289
           *Laox Co., Ltd............................  19,000   12,466

                                     1051

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CONTINUED

                                                       Shares  Value++
                                                       ------  -----

         JAPAN -- (Continued)
            Lawson, Inc..............................     200 $  9,813
            LEC, Inc.................................     300    4,573
           #*Leopalace21 Corp........................  18,100   25,677
            Life Corp................................   2,000   28,693
            Lintec Corp..............................   6,700  198,281
            Lion Corp................................  13,000   68,190
            Mabuchi Motor Co., Ltd...................   4,300  213,338
            Macnica, Inc.............................   2,900   68,912
            Macromill, Inc...........................   2,000   22,775
            Maeda Corp...............................  22,000   66,859
            Maeda Road Construction Co., Ltd.........  11,000  104,394
            Maezawa Kasei Industries Co., Ltd........   1,300   13,130
            Maezawa Kyuso Industries Co., Ltd........   2,600   34,486
           *Makino Milling Machine Co., Ltd..........  17,000  159,812
            Makita Corp..............................   4,500  206,914
            Makita Corp. Sponsored ADR...............   5,012  234,562
            Mandom Corp..............................   3,000   78,871
            Mars Engineering Corp....................   2,700   44,288
            Marubeni Corp............................ 115,000  840,147
            Marubun Corp.............................   1,800    8,596
            Marudai Food Co., Ltd....................  27,000   85,727
            Maruetsu, Inc. (The).....................  15,000   55,807
            Maruha Nichiro Holdings, Inc.............  53,000   78,943
            Marui Group Co., Ltd.....................  40,600  280,488
            Maruichi Steel Tube, Ltd.................   9,000  223,966
            Marusan Securities Co., Ltd..............  11,900   49,906
            Maruwa Co., Ltd..........................   1,200   44,383
            Maruyama Manufacturing Co, Inc...........  14,000   27,961
            Maruzen Showa Unyu Co., Ltd..............  13,000   41,326
            Maspro Denkoh Corp.......................   4,400   39,780
            Matsuda Sangyo Co., Ltd..................   1,900   29,275
           *Matsui Securities Co., Ltd...............   6,500   32,040
           *Matsumotokiyoshi Holdings Co., Ltd.......     700   14,874
           *Matsuya Co., Ltd.........................   2,000   10,409
            Matsuya Foods Co., Ltd...................   3,000   55,373
            Max Co., Ltd.............................   6,000   74,186
            Maxvalu Tokai Co., Ltd...................   1,600   20,127
            Mazda Motor Corp......................... 152,000  349,036
            Medipal Holdings Corp....................  26,800  222,888
            Megachips Corp...........................   1,600   27,340
            Megmilk Snow Brand Co., Ltd..............   6,800  105,646
           #Meidensha Corp...........................  13,000   55,684
            Meiji Holdings Co., Ltd..................   6,887  294,144
            Meitec Corp..............................   1,500   29,060
            Meito Sangyo Co., Ltd....................   1,500   19,071
            Meiwa Estate Co., Ltd....................   2,200   11,487
            Meiwa Trading Co., Ltd...................   1,000    3,271
            Melco Holdings, Inc......................   1,500   48,024
            Michinoku Bank, Ltd. (The)...............  19,000   33,754
            Mie Bank, Ltd. (The).....................  16,000   41,747
            Mikuni Coca-Cola Bottling Co., Ltd.......   4,200   37,872
            Milbon Co., Ltd..........................     330    9,276
            Mimasu Semiconductor Industry Co., Ltd...   4,300   51,060
            Minato Bank, Ltd. (The)..................  21,000   39,139
            Minebea Co., Ltd.........................  49,000  265,168
            Ministop Co., Ltd........................   3,800   61,550
            Miraca Holdings, Inc.....................   2,600   98,995
            Mirait Holdings Corp.....................   7,080   53,524
           *Misawa Homes Co., Ltd....................   5,900   33,485
            Misumi Group, Inc........................   2,500   63,041
            Mitani Corp..............................     100    1,647

                                     1052

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

     JAPAN -- (Continued)
        Mito Securities Co., Ltd.....................    13,000 $   19,052
       *Mitsuba Corp.................................     5,000     38,514
        Mitsubishi Chemical Holdings Corp............    96,500    653,439
        Mitsubishi Corp..............................    54,500  1,478,458
        Mitsubishi Electric Corp.....................    21,000    233,799
        Mitsubishi Estate Co., Ltd...................     6,000    104,999
        Mitsubishi Gas Chemical Co., Inc.............    46,000    360,384
        Mitsubishi Heavy Industries, Ltd.............   143,500    685,693
        Mitsubishi Kakoki Kaisha, Ltd................    13,000     31,012
        Mitsubishi Logistics Corp....................    21,000    232,287
        Mitsubishi Materials Corp....................   106,000    367,982
       #*Mitsubishi Motors Corp......................    79,000     96,925
        Mitsubishi Paper Mills, Ltd..................    29,000     29,467
        Mitsubishi Pencil Co., Ltd...................     3,400     60,601
        Mitsubishi Steel Manufacturing Co., Ltd......    25,000     84,361
        Mitsubishi Tanabe Pharma Corp................    17,000    282,022
        Mitsubishi UFJ Financial Group, Inc..........   262,700  1,260,852
        Mitsubishi UFJ Financial Group, Inc. ADR.....   441,377  2,105,368
        Mitsuboshi Belting, Ltd......................     7,000     33,030
        Mitsui & Co., Ltd............................    24,500    435,980
        Mitsui & Co., Ltd. Sponsored ADR.............     2,651    941,768
        Mitsui Chemicals, Inc........................    84,000    307,771
        Mitsui Engineering & Shipbuilding Co., Ltd...    89,000    220,977
        Mitsui Fudosan Co., Ltd......................    17,000    295,039
        Mitsui High-Tec, Inc.........................     5,600     27,937
        Mitsui Home Co., Ltd.........................     9,000     45,292
        Mitsui Knowledge Industry Co., Ltd...........       221     32,937
       #Mitsui Matsushima Co., Ltd...................    23,000     52,598
        Mitsui Mining & Smelting Co., Ltd............    77,000    275,669
        Mitsui O.S.K. Lines, Ltd.....................    53,000    295,609
        Mitsui Sugar Co., Ltd........................    11,000     54,950
        Mitsui-Soko Co., Ltd.........................    26,000     96,458
        Mitsumi Electric Co., Ltd....................    14,300    183,369
        Mitsuuroko Co., Ltd..........................     3,800     25,516
        Miura Co., Ltd...............................     3,300     93,760
        Miyachi Corp.................................     1,900     14,761
        Miyazaki Bank, Ltd. (The)....................    29,000     65,706
        Miyoshi Oil & Fat Co., Ltd...................    18,000     26,318
        Mizuho Financial Group, Inc.................. 1,114,875  1,766,347
       *Mizuho Financial Group, Inc. ADR.............     5,047     16,100
       *Mizuho Investors Securities Co., Ltd.........    72,000     68,874
        Mizuho Securities Co., Ltd...................    87,000    221,422
        Mizuho Trust & Banking Co., Ltd..............    40,000     33,825
        Mizuno Corp..................................    10,000     43,176
        Mochida Pharmaceutical Co., Ltd..............     8,000     88,975
        Modec, Inc...................................     1,300     24,054
        Monex Group, Inc.............................       309     61,547
        Mori Seiki Co., Ltd..........................     9,900    126,990
        Morinaga & Co., Ltd..........................    25,000     56,283
        Morinaga Milk Industry Co., Ltd..............    37,000    149,354
        Morita Holdings Corp.........................     9,000     56,620
        Mory Industries, Inc.........................     2,000      8,431
        MOS Food Services, Inc.......................     3,200     58,813
        Moshi Moshi Hotline, Inc.....................     2,100     38,527
        MR MAX Corp..................................     8,300     29,441
        MS&AD Insurance Group Holdings, Inc..........    30,313    709,866
        Murata Manufacturing Co., Ltd................     6,600    476,681
        Musashi Seimitsu Industry Co., Ltd...........     2,200     53,102
        Musashino Bank, Ltd..........................     4,100    129,843
        Mutoh Holdings Co., Ltd......................    17,000     40,834
        Nabtesco Corp................................    13,000    332,807

                                     1053

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CONTINUED

                                                        Shares  Value++
                                                        ------  -----

        JAPAN -- (Continued)
           Nachi-Fujikoshi Corp.......................  10,000 $ 55,874
           Nagaileben Co., Ltd........................   2,400   64,238
           Nagano Bank, Ltd. (The)....................  15,000   31,630
           Nagase & Co., Ltd..........................  18,500  234,359
           Nagatanien Co., Ltd........................   3,000   30,204
           Nagoya Railroad Co., Ltd...................  35,000   91,964
           Nakabayashi Co., Ltd.......................   1,000    2,015
           Nakamuraya Co., Ltd........................   8,917   41,824
          *Nakayama Steel Works, Ltd..................  26,000   36,100
           Namco Bandai Holdings, Inc.................  30,900  341,247
           Nankai Electric Railway Co., Ltd...........  23,000   88,828
           Nanto Bank, Ltd. (The).....................  38,000  185,879
           NEC Capital Solutions, Ltd.................     800   11,886
          *NEC Corp................................... 258,000  544,197
           NEC Fielding, Ltd..........................   2,500   27,970
           NEC Mobiling, Ltd..........................   2,800   93,314
           NEC Networks & System Integration Corp.....   3,600   47,039
           Net One Systems Co., Ltd...................      46   83,294
          *Neturen Co., Ltd...........................   5,400   42,802
          *New Japan Radio Co., Ltd...................   6,000   15,502
           NGK Insulators, Ltd........................  11,000  190,864
           NGK Spark Plug Co., Ltd....................  21,000  292,318
           NHK Spring Co., Ltd........................  27,000  256,766
           Nice Holdings, Inc.........................  16,000   38,338
           Nichias Corp...............................  18,000  109,522
           Nichiban Co., Ltd..........................   1,000    3,399
          #Nichicon Corp..............................   9,800  150,617
           Nichiden Corp..............................     500   14,833
           Nichiha Corp...............................   5,100   44,186
           Nichii Gakkan Co...........................   8,600   67,667
           Nichirei Corp..............................  43,000  188,928
           Nichireki Co., Ltd.........................   5,000   24,647
           Nidec Copal Corp...........................   2,600   30,319
           Nidec Corp.................................     700   60,751
           Nidec Corp. ADR............................   4,317   94,326
           Nidec Sankyo Corp..........................   6,000   40,025
           Nidec Tosok Corp...........................   2,200   19,429
           Nifco, Inc.................................   4,600  116,308
           Nihon Dempa Kogyo Co., Ltd.................   4,400   67,089
           Nihon Eslead Corp..........................   1,000    8,856
           Nihon Kohden Corp..........................   3,700   78,578
           Nihon M&A Center, Inc......................       8   42,599
           Nihon Nohyaku Co., Ltd.....................   3,000   13,454
           Nihon Parkerizing Co., Ltd.................   7,000   97,372
           Nihon Shokuh Kako Co., Ltd.................   1,000    4,892
           Nihon Trim Co., Ltd........................     250    6,189
           Nihon Unisys, Ltd..........................  10,400   64,289
           Nihon Yamamura Glass Co., Ltd..............  19,000   52,630
           Nikkiso Co., Ltd...........................   8,000   66,437
           Nikko Co., Ltd.............................   2,000    8,480
           Nikon Corp.................................   1,000   20,958
           Nintendo Co., Ltd..........................     800  189,291
           Nippo Corp.................................  13,000  104,647
           Nippon Beet Sugar Manufacturing Co., Ltd...  22,000   49,408
          #Nippon Carbide Industries Co., Inc.........  16,000   40,961
           Nippon Carbon Co., Ltd.....................  14,000   32,608
           Nippon Ceramic Co., Ltd....................   3,800   80,421
           Nippon Chemical Industrial Co., Ltd........  16,000   34,692
           Nippon Chemi-Con Corp......................  18,000   94,200
          #Nippon Concrete Industries Co., Ltd........   8,000   23,859
           Nippon Denko Co., Ltd......................  14,000   91,572

                                     1054

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CONTINUED

                                                             Shares  Value++
                                                             ------  -----

    JAPAN -- (Continued)
       Nippon Densetsu Kogyo Co., Ltd......................   7,000 $ 67,306
       Nippon Electric Glass Co., Ltd......................  36,000  545,064
       Nippon Express Co., Ltd.............................  72,000  286,876
       Nippon Fine Chemical Co., Ltd.......................     300    1,825
       Nippon Flour Mills Co., Ltd.........................  26,000  128,931
      *Nippon Formula Feed Manufacturing Co., Ltd..........  15,000   16,562
       Nippon Gas Co., Ltd.................................   3,600   50,146
       Nippon Kayaku Co., Ltd..............................  25,000  241,491
      #*Nippon Kinzoku Co., Ltd............................  14,000   24,584
       Nippon Koei Co., Ltd................................  18,000   64,941
       Nippon Konpo Unyu Soko Co., Ltd.....................  10,000  107,370
      #Nippon Koshuha Steel Co., Ltd.......................  20,000   30,199
       Nippon Light Metal Co., Ltd.........................  60,000  122,592
       Nippon Meat Packers, Inc............................  23,000  318,612
      *Nippon Metal Industry Co., Ltd......................  15,000   17,044
       Nippon Paint Co., Ltd...............................  23,000  161,383
       Nippon Paper Group, Inc.............................  17,800  357,655
       Nippon Pillar Packing Co., Ltd......................   2,000   17,139
      #*Nippon Piston Ring Co., Ltd........................   8,000   18,033
       Nippon Road Co., Ltd. (The).........................  23,000   67,440
       Nippon Seiki Co., Ltd...............................   8,000   92,757
       Nippon Seisen Co., Ltd..............................   9,000   47,501
       Nippon Sharyo, Ltd..................................  11,000   48,264
       Nippon Sheet Glass Co., Ltd......................... 106,000  312,130
       Nippon Shinyaku Co., Ltd............................  11,000  143,479
       Nippon Shokubai Co., Ltd............................  17,000  223,132
       Nippon Signal Co., Ltd..............................  10,300   80,472
       Nippon Soda Co., Ltd................................  29,000  127,331
       Nippon Steel Corp...................................  46,000  143,890
       Nippon Steel Trading Co., Ltd.......................  13,000   37,299
       Nippon Suisan Kaisha, Ltd...........................  35,300   98,722
       Nippon Synthetic Chemical Industry Co., Ltd. (The)..  15,000   95,179
       Nippon Telegraph & Telephone Corp...................     900   41,938
       Nippon Telegraph & Telephone Corp. ADR..............   9,340  216,221
       Nippon Television Network Corp......................     440   62,568
      #Nippon Thompson Co., Ltd............................  12,000   89,318
       Nippon Valqua Industries, Ltd.......................  16,000   46,670
      #*Nippon Yakin Kogyo Co., Ltd........................  27,000   64,078
       Nippon Yusen K.K.................................... 137,000  506,467
       Nippon Yusoki Co., Ltd..............................   7,000   16,412
       Nipro Corp..........................................   7,400  150,916
       Nishimatsu Construction Co., Ltd....................  52,000   79,292
       Nishimatsuya Chain Co., Ltd.........................   8,400   71,077
       Nishi-Nippon Bank, Ltd.............................. 111,000  314,394
       Nishi-Nippon Railroad Co., Ltd......................  23,000   99,401
       Nissan Chemical Industries, Ltd.....................   4,000   41,505
       Nissan Motor Co., Ltd...............................  87,500  841,882
       Nissan Shatai Co., Ltd..............................  14,000  104,896
       Nissei Corp.........................................   2,900   25,595
       Nissen Holdings Co., Ltd............................   4,600   29,960
       Nissha Printing Co., Ltd............................   5,200  106,166
       Nisshin Fudosan Co., Ltd............................   4,400   23,558
       Nisshin Oillio Group, Ltd. (The)....................  18,000   84,285
       Nisshin Seifun Group, Inc...........................  14,000  175,250
       Nisshin Steel Co., Ltd.............................. 116,000  231,547
       Nisshinbo Holdings, Inc.............................  22,000  217,763
       Nissin Corp.........................................  17,000   44,092
       Nissin Electric Co., Ltd............................  13,000  106,810
       Nissin Foods Holdings Co., Ltd......................   1,600   56,716
       Nissin Kogyo Co., Ltd...............................   6,600  111,006
       Nissin Sugar Manufacturing Co., Ltd.................   9,000   20,133

                                     1055

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CONTINUED

                                                     Shares  Value++
                                                     ------  -----

           JAPAN -- (Continued)....................
              Nitori Holdings Co., Ltd.............     400 $ 34,589
              Nitta Corp...........................   4,200   75,281
              Nittetsu Mining Co., Ltd.............  13,000   61,909
              Nitto Boseki Co., Ltd................  32,000   77,726
              Nitto Denko Corp.....................  13,000  696,233
              Nitto Kogyo Corp.....................   5,100   52,745
              Nitto Kohki Co., Ltd.................   2,500   61,012
              NKSJ Holdings, Inc...................  81,500  525,282
             *Noevir Holdings Co., Ltd.............   2,400   26,510
              NOF Corp.............................  31,000  136,085
              Nohmi Bosai, Ltd.....................   4,000   23,872
              NOK Corp.............................  17,100  292,286
              Nomura Co., Ltd......................   3,000    8,943
              Nomura Holdings, Inc.................  74,800  382,119
              Nomura Holdings, Inc. ADR............ 119,749  610,720
              Nomura Real Estate Holdings, Inc.....  13,500  208,533
              Nomura Research Institute, Ltd.......   1,800   38,696
              Noritake Co., Ltd....................  17,000   68,058
             *Noritsu Koki Co., Ltd................   5,600   32,191
              Noritz Corp..........................   3,200   55,784
              NS Solutions Corp....................   3,400   65,013
             *NS United Kaiun Kaisha, Ltd..........  32,000   63,852
              NSD Co., Ltd.........................   3,000   27,768
              NSK, Ltd.............................  45,000  399,336
              NTN Corp.............................  66,000  316,938
              NTT Data Corp........................      28   92,780
              NTT DoCoMo, Inc......................     270  500,951
              NTT DoCoMo, Inc. Sponsored ADR.......   9,600  177,696
              Obara Corp...........................   2,400   27,798
              Obayashi Corp........................  58,000  244,674
              Obayashi Road Corp...................  10,000   23,516
              Obic Business Consultants Co., Ltd...     800   48,365
              Obic Co., Ltd........................     630  116,830
              Odakyu Electric Railway Co., Ltd.....  17,000  137,371
              Oenon Holdings, Inc..................  13,000   30,726
              Ogaki Kyoritsu Bank, Ltd. (The)......  44,000  141,198
              Ohara, Inc...........................   4,100   44,141
              Ohashi Technica, Inc.................     100      722
              Oiles Corp...........................   4,320   83,336
              Oita Bank, Ltd. (The)................  27,000   85,976
              Oji Paper Co., Ltd...................  73,000  327,766
              Okabe Co., Ltd.......................   9,000   49,973
              Okamoto Industries, Inc..............  13,000   49,894
              Okamura Corp.........................   6,000   34,084
              Okasan Securities Group, Inc.........  31,000  111,208
             *Oki Electric Industry Co., Ltd.......  88,000   72,140
              Okinawa Electric Power Co., Ltd......   1,500   65,418
             #*OKK Corp............................  21,000   27,201
              OKUMA Corp...........................  15,000  141,295
              Okumura Corp.........................  30,000  117,349
              Okura Industrial Co., Ltd............   5,000   15,763
              Okuwa Co., Ltd.......................   4,000   41,231
              Olympic Corp.........................   1,500   10,499
              Olympus Corp.........................   3,000   84,909
              Omron Corp...........................  13,400  366,069
              Ono Pharmaceutical Co., Ltd..........   3,100  156,606
             *ONO Sokki Co., Ltd...................   5,000   13,899
              Onoken Co., Ltd......................   4,100   37,911
              Onward Holdings Co., Ltd.............  22,000  163,888
              Optex Co., Ltd.......................     300    4,071
              ORACLE Corp. Japan...................   1,000   43,333

                                     1056

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CONTINUED

                                                              Shares  Value++
                                                              ------  -----

  JAPAN -- (Continued)
     Organo Corp............................................. 12,000 $ 87,001
     Oriental Land Co., Ltd..................................    800   67,926
     Origin Electric Co., Ltd................................  4,000   20,764
     Osaka Gas Co., Ltd...................................... 43,000  158,681
     Osaka Organic Chemical Industry, Ltd....................  1,400    7,168
     Osaka Steel Co., Ltd....................................  3,300   59,542
     Osaka Titanium Technologies Co., Ltd....................  1,700  132,040
     Osaki Electric Co., Ltd.................................  4,000   36,143
     OSG Corp................................................  6,400   85,798
     Otsuka Corp.............................................    600   37,685
     Oyo Corp................................................  3,500   36,023
    #*P.S. Mitsubishi Construction Co., Ltd..................  5,200   22,198
     Pacific Industrial Co., Ltd............................. 10,000   47,640
    *Pacific Metals Co., Ltd................................. 22,000  166,678
     Pack Corp. (The)........................................  2,600   41,965
     Pal Co., Ltd............................................  2,100   65,677
     PanaHome Corp........................................... 15,000  100,233
     Panasonic Corp.......................................... 17,000  209,038
     Panasonic Corp. Sponsored ADR........................... 64,414  791,648
     Panasonic Electric Works Information Systems Co., Ltd...  1,000   26,566
     Paramount Bed Co., Ltd..................................  3,400   92,193
     Parco Co., Ltd.......................................... 10,700   91,357
     Paris Miki Holdings, Inc................................  6,500   63,470
     Pasco Corp..............................................  1,000    3,564
    #Penta-Ocean Construction Co., Ltd....................... 37,000   81,671
     PGM Holdings K.K........................................     86   47,869
     Pigeon Corp.............................................  1,400   48,209
     Pilot Corp..............................................     29   53,591
     Piolax, Inc.............................................  2,600   59,741
    *Pioneer Electronic Corp................................. 21,300   90,095
     Plenus Co., Ltd.........................................  3,300   50,337
     Point, Inc..............................................    940   43,012
    #Press Kogyo Co., Ltd.................................... 20,000   91,486
     Prima Meat Packers, Ltd................................. 27,000   36,143
     Pronexus, Inc...........................................  4,500   22,200
     Raito Kogyo Co., Ltd....................................  9,000   32,565
    #*Renesas Electronics Corp............................... 33,600  291,228
     Rengo Co., Ltd.......................................... 39,000  233,467
     Resona Holdings, Inc....................................  7,200   34,136
     Resorttrust, Inc........................................  4,900   59,791
     Rhythm Watch Co., Ltd................................... 18,000   26,808
     Ricoh Co., Ltd.......................................... 35,381  390,448
     Ricoh Leasing Co., Ltd..................................  2,600   58,265
     Riken Corp.............................................. 22,000   86,651
     Riken Keiki Co., Ltd....................................  3,000   25,600
     Riken Technos Corp......................................  1,000    3,269
     Riken Vitamin Co., Ltd..................................    100    2,552
     Ringer Hut Co., Ltd.....................................  2,600   32,892
     Rinnai Corp.............................................  1,400   92,923
    *Riso Kagaku Corp........................................  2,880   54,211
     Rock Field Co., Ltd.....................................  2,800   44,515
     Rohm Co., Ltd........................................... 10,300  620,329
     Rohto Pharmaceutical Co., Ltd...........................  9,000   91,519
     Roland Corp.............................................  1,600   18,424
     Roland DG Corp..........................................  1,400   22,530
     Round One Corp.......................................... 11,700   71,126
     Royal Holdings Co., Ltd.................................  2,800   28,898
     Ryobi, Ltd.............................................. 22,000   85,243
     Ryoden Trading Co., Ltd.................................  3,000   18,467
     Ryohin Keikaku Co., Ltd.................................  2,500  116,047
     Ryosan Co., Ltd.........................................  4,700  109,044

                                     1057

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CONTINUED


                                                    Shares  Value++
                                                    ------  -----

             JAPAN -- (Continued)..................
                Ryoshoku, Ltd......................  2,100 $ 44,779
                Ryoyo Electro Corp.................  4,900   50,404
                S Foods, Inc.......................  2,000   16,124
               #*Sagami Chain Co., Ltd.............  5,000   28,846
                Saibu Gas Co., Ltd................. 31,000   74,934
                Saizeriya Co., Ltd.................  2,700   46,040
               *Sakai Chemical Industry Co., Ltd... 21,000  109,340
                Sakata INX Corp.................... 12,000   54,778
                Sakata Seed Corp...................  5,500   78,034
                Sala Corp..........................  2,500   11,833
                San-A Co., Ltd.....................  1,000   38,841
                San-Ai Oil Co., Ltd................ 11,000   59,398
                Sanden Corp........................ 17,000   80,492
                Sanei-International Co., Ltd.......  3,300   36,707
                Sangetsu Co., Ltd..................  2,400   55,204
                San-in Godo Bank, Ltd. (The)....... 24,000  178,012
               #*Sanix, Inc........................ 17,500   52,679
                Sankei Building Co., Ltd...........  9,200   52,440
                Sanken Electric Co., Ltd...........  9,000   48,225
                Sanki Engineering Co., Ltd.........  5,000   29,839
                Sanko Metal Industrial Co., Ltd....  4,000   11,168
                Sankyo Co., Ltd....................  1,400   72,808
                Sankyo Seiko Co., Ltd..............  4,500   14,238
               *Sankyo-Tateyama Holdings, Inc...... 65,000   94,064
                Sankyu, Inc........................ 32,000  147,061
                Sanoh Industrial Co., Ltd..........  6,500   50,554
                Sanrio Co., Ltd....................  4,700  156,401
                Sanshin Electronics Co., Ltd.......  7,000   58,506
                Santen Pharmaceutical Co., Ltd.....  3,100  119,908
                Sanwa Holdings Corp................ 32,000  104,113
                Sanyo Chemical Industries, Ltd.....  9,000   73,543
                Sanyo Denki Co., Ltd............... 10,000   86,039
                Sanyo Shokai, Ltd.................. 14,000   41,964
                Sanyo Special Steel Co., Ltd....... 23,000  128,468
                Sapporo Hokuyo Holdings, Inc....... 57,700  255,954
               *Sapporo Holdings, Ltd.............. 19,000   76,350
                Sasebo Heavy Industries Co., Ltd... 21,000   40,188
                Sato Corp..........................  3,900   51,096
                Satori Electric Co., Ltd...........  2,700   17,293
                Sawai Pharmaceutical Co., Ltd......    400   35,891
                Saxa Holdings, Inc.................  6,000    9,818
                SBI Holdings, Inc..................  3,683  397,045
                Scroll Corp........................  8,200   28,649
                Secom Co., Ltd.....................  1,200   59,524
                Sega Sammy Holdings, Inc........... 11,200  196,180
                Seika Corp......................... 16,000   44,181
                Seikagaku Corp.....................  4,100   47,537
                Seiko Epson Corp................... 20,600  358,454
                Seiko Holdings Corp................ 16,000   52,547
                Seino Holdings Co., Ltd............ 22,000  165,264
                Seiren Co., Ltd....................  8,600   57,805
                Sekisui Chemical Co., Ltd.......... 33,000  276,868
                Sekisui House, Ltd................. 58,000  562,236
                Sekisui Jushi Co., Ltd.............  7,000   72,787
                Sekisui Plastics Co., Ltd.......... 13,000   47,662
                Senko Co., Ltd..................... 14,000   41,629
                Senshu Electric Co., Ltd...........  1,300   16,372
                Senshu Ikeda Holdings, Inc......... 34,100   50,920
                Senshukai Co., Ltd.................  6,400   39,311
                Seven & I Holdings Co., Ltd........ 25,000  629,153
                Sharp Corp......................... 63,000  579,640

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
                                                        Shares    Value++
                                                        ------    -----

      JAPAN -- (Continued)............................
        *Shibaura Mechatronics Corp...................  11,000 $   32,224
         Shibusawa Warehouse Co., Ltd.................   8,000     25,747
         Shibuya Kogyo Co., Ltd.......................     600      6,615
         Shiga Bank, Ltd..............................  36,000    193,141
        *Shikibo, Ltd.................................  29,000     33,892
         Shikoku Bank, Ltd............................  28,000     83,992
         Shikoku Chemicals Corp.......................  11,000     66,403
         Shikoku Electric Power Co., Inc..............   4,900    124,364
         Shima Seiki Manufacturing Co., Ltd...........   5,300    140,584
         Shimachu Co., Ltd............................   6,200    144,736
         Shimadzu Corp................................  21,000    182,445
         Shimamura Co., Ltd...........................     300     28,251
         Shimano, Inc.................................   1,300     69,448
         Shimizu Bank, Ltd............................   1,800     72,219
        #Shimizu Corp.................................  50,000    211,255
         Shimojima Co., Ltd...........................     700      8,133
         Shin Nippon Air Technologies Co., Ltd........   3,500     17,757
         Shinagawa Refractories Co., Ltd..............  17,000     53,400
         Shindengen Electric Manufacturing Co., Ltd...  22,000     95,512
         Shin-Etsu Chemical Co., Ltd..................   5,100    265,319
         Shin-Etsu Polymer Co., Ltd...................   9,200     49,489
         Shinkawa, Ltd................................   3,500     33,446
         Shin-Keisei Electric Railway Co., Ltd........   7,000     29,527
         Shinko Electric Industries Co., Ltd..........  13,600    139,665
         Shinko Plantech Co., Ltd.....................   6,600     73,949
         Shinko Shoji Co., Ltd........................   5,300     45,046
         Shinmaywa Industries, Ltd....................  15,000     64,014
         Shinnihon Corp...............................   4,500     13,779
         Shinsei Bank, Ltd............................ 137,000    164,753
         Shinsho Corp.................................   8,000     20,985
         Shionogi & Co., Ltd..........................   5,500     89,161
         Ship Healthcare Holdings, Inc................   6,800     88,316
         Shiroki Corp.................................  13,000     42,171
         Shiseido Co., Ltd............................   2,000     33,267
         Shizuoka Bank, Ltd...........................  56,000    510,252
         Shizuoka Gas Co., Ltd........................  11,000     64,964
         Sho-Bond Corp................................   1,200     31,417
         Shochiku Co., Ltd............................   9,000     64,951
         Shoko Co., Ltd...............................   5,000      6,760
        *Showa Corp...................................  12,200     79,404
        #Showa Denko K.K.............................. 168,000    335,279
         Showa Sangyo Co., Ltd........................  18,000     48,853
         Showa Shell Sekiyu K.K.......................  26,000    283,664
         Siix Corp....................................   4,500     60,687
         Sinanen Co., Ltd.............................  10,000     41,952
         Sinfonia Technology Co., Ltd.................  13,000     40,476
        *Sintokogio, Ltd..............................   5,600     56,032
         SKY Perfect JSAT Holdings, Inc...............     271    108,297
         SMC Corp.....................................     700    127,873
         SMK Corp.....................................  14,000     61,236
         SNT Corp.....................................   8,100     38,227
         Soda Nikka Co., Ltd..........................   3,000     12,464
         Sodick Co., Ltd..............................  11,700     76,724
         Softbank Corp................................   4,800    202,545
         Sogo Medical Co., Ltd........................   1,300     41,828
         Sohgo Security Services Co., Ltd.............  10,800    123,980
         Sojitz Corp.................................. 205,300    396,172
         So-net Entertainment Corp....................      15     56,474
         Sony Corp. Sponsored ADR.....................  48,003  1,358,965
         Sony Financial Holdings, Inc.................   2,600     48,325
        *Sotetsu Holdings, Inc........................  24,000     65,850

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
                                                      Shares    Value++
                                                      ------    -----

        JAPAN -- (Continued)
           Square Enix Holdings Co., Ltd............   6,200 $  103,304
           SRA Holdings, Inc........................     100        897
           SRI Sports, Ltd..........................       4      4,357
           St. Marc Holdings Co., Ltd...............   2,200     80,968
           Stanley Electric Co., Ltd................  14,800    248,743
           Star Micronics Co., Ltd..................   4,100     46,289
           Starzen Co., Ltd.........................   5,000     14,791
          *Sugi Holdings Co., Ltd...................   1,400     33,529
          *Sumco Corp...............................  12,500    241,121
           Sumikin Bussan Corp......................  19,000     44,006
           Suminoe Textile Co., Ltd.................  13,000     27,472
           Sumisho Computer Systems Corp............   3,100     44,116
           Sumitomo Bakelite Co., Ltd...............  32,000    205,224
           Sumitomo Chemical Co., Ltd............... 101,355    539,008
           Sumitomo Corp............................  46,500    641,460
           Sumitomo Densetsu Co., Ltd...............   1,600      6,795
           Sumitomo Electric Industries, Ltd........  50,800    707,296
           Sumitomo Forestry Co., Ltd...............  20,300    177,919
           Sumitomo Heavy Industries, Ltd...........  68,000    448,423
          *Sumitomo Light Metal Industries, Ltd.....  46,000     52,726
           Sumitomo Metal Industries, Ltd...........  49,000    103,659
           Sumitomo Metal Mining Co., Ltd...........  28,000    499,956
          #*Sumitomo Mitsui Construction Co., Ltd...  57,400     56,107
           Sumitomo Mitsui Financial Group, Inc.....  74,339  2,309,108
           Sumitomo Osaka Cement Co., Ltd...........  76,000    206,642
           Sumitomo Pipe & Tube Co., Ltd............   7,300     53,615
           Sumitomo Precision Products Co., Ltd.....   7,000     56,022
           Sumitomo Real Estate Sales Co., Ltd......   1,100     44,767
           Sumitomo Realty & Development Co., Ltd...   5,000    103,496
           Sumitomo Rubber Industries, Ltd..........  20,300    230,034
           Sumitomo Seika Chemicals Co., Ltd........  14,000     82,597
           Sumitomo Warehouse Co., Ltd..............  23,000    105,918
           Sundrug Co., Ltd.........................   1,600     45,254
           Sun-Wa Technos Corp......................   3,400     31,770
           Sunx, Ltd................................   5,800     32,629
           Suruga Bank, Ltd.........................  29,000    242,054
           Suzuken Co., Ltd.........................  11,900    297,520
           Suzuki Motor Corp........................  14,900    354,722
          *SWCC Showa Holdings Co., Ltd.............  45,000     56,835
          #*SxL Corp................................   4,000      3,543
          #Sysmex Corp..............................   2,200     77,055
           Systena Corp.............................      24     26,400
           T&D Holdings, Inc........................  17,900    442,010
           T. Hasegawa Co., Ltd.....................   2,900     44,302
           T. RAD Co., Ltd..........................  14,000     58,723
           Tachibana Eletech Co., Ltd...............   5,200     50,551
           Tachi-S Co., Ltd.........................   4,800     80,713
           Tact Home Co., Ltd.......................      22     19,379
           Tadano, Ltd..............................  18,000     96,268
           Taihei Dengyo Kaisha, Ltd................   6,000     54,253
           Taihei Kogyo Co., Ltd....................   5,000     22,719
          #Taiheiyo Cement Corp..................... 119,000    204,028
           Taiho Kogyo Co., Ltd.....................   3,000     24,255
           Taikisha, Ltd............................   4,500     86,408
           Taisei Corp.............................. 160,000    374,816
           Taisei Lamick Co., Ltd...................   1,100     31,489
           Taisho Pharmaceutical Co., Ltd...........   9,000    212,249
           Taiyo Nippon Sanso Corp..................  18,000    145,389
           Taiyo Yuden Co., Ltd.....................  15,000    211,231
           Takachiho Koheki Co., Ltd................   1,800     19,562
           Takamatsu Construction Group Co., Ltd....   2,600     36,273

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
                                                       Shares    Value++
                                                       ------    -----

        JAPAN -- (Continued)
           Takano Co., Ltd...........................     600 $    3,673
           Takara Holdings, Inc......................  28,000    136,272
           Takara Printing Co., Ltd..................   3,100     25,039
           Takara Standard Co., Ltd..................  17,000    128,430
           Takasago International Corp...............  13,000     67,626
           Takasago Thermal Engineering Co., Ltd.....  11,000     93,952
           Takashimaya Co., Ltd......................  45,000    307,690
          *Takata Corp...............................   3,800    115,459
           Take & Give Needs Co., Ltd................      16      1,117
           Takeda Pharmaceutical Co., Ltd............   7,200    348,932
           Takihyo Co., Ltd..........................   5,000     23,823
           Takiron Co., Ltd..........................  10,000     39,121
           Takisawa Machine Tool Co., Ltd............  14,000     20,050
           Tamron Co., Ltd...........................   3,900     85,907
          #Tamura Corp...............................  13,000     39,508
          #Tatsuta Electric Wire & Cable Co., Ltd....  15,000     71,714
           TBK Co., Ltd..............................   1,000      4,925
           TDK Corp..................................   1,200     61,914
           TDK Corp. Sponsored ADR...................   7,012    362,801
           Tecmo Koei Holdings Co., Ltd..............   8,050     60,037
           Teijin, Ltd............................... 105,000    503,209
           Teikoku Electric Manufacturing Co., Ltd...   1,300     24,275
           Teikoku Piston Ring Co., Ltd..............   4,700     42,611
           Teikoku Sen-I Co., Ltd....................   6,000     37,455
          #Tekken Corp...............................  24,000     32,272
          *Temp Holdings Co., Ltd....................   3,200     29,526
           Terumo Corp...............................   1,100     61,347
           THK Co., Ltd..............................  12,500    321,302
           TKC, Corp.................................   2,900     61,872
           TOA Corp..................................  27,000     48,600
           TOA ROAD Corp.............................   4,000      8,557
           Toagosei Co., Ltd.........................  29,000    157,057
           Tobu Railway Co., Ltd.....................  22,000     85,905
           Tobu Store Co., Ltd.......................  10,000     30,175
           TOC Co., Ltd..............................  17,300     70,802
           Tocalo Co., Ltd...........................   2,800     52,757
           Tochigi Bank, Ltd.........................  22,000     89,386
           Toda Corp.................................  35,000    129,988
           Toei Co., Ltd.............................   9,000     41,031
           Toenec Corp...............................   7,000     39,888
           Toho Bank, Ltd............................  35,000     86,226
          *Toho Co., Ltd. (6895200)..................   6,000     90,838
           Toho Co., Ltd. (6895211)..................   4,000     14,747
           Toho Gas Co., Ltd.........................  23,000    107,717
           Toho Holdings Co., Ltd....................   3,100     31,975
           Toho Real Estate Co., Ltd.................   2,100     11,747
          #Toho Zinc Co., Ltd........................  22,000    120,004
           Tohoku Bank, Ltd. (The)...................  12,000     17,559
           Tohuku Electric Power Co., Inc............   7,900    116,021
           Tokai Carbon Co., Ltd.....................  35,000    184,596
           Tokai Rika Co., Ltd.......................  10,600    185,740
           Tokai Rubber Industries, Ltd..............   7,600     92,524
           Tokai Tokyo Financial Holdings, Inc.......  39,000    116,890
           Token Corp................................   1,300     55,457
           Tokio Marine Holdings, Inc................  37,400  1,046,244
           Tokio Marine Holdings, Inc. ADR...........   1,000     27,760
           Toko Electric Corp........................   4,000     21,877
           Tokushu Tokai Paper Co., Ltd..............  22,000     43,088
           Tokuyama Corp.............................  56,000    291,156
           Tokyo Broadcasting System, Inc............   6,300     73,697
          *Tokyo Dome Corp...........................  21,000     45,477

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
                                                      Shares  Value++
                                                      ------  -----

          JAPAN -- (Continued)
             Tokyo Electric Power Co., Ltd........... 17,188 $ 92,178
             Tokyo Electron, Ltd.....................  8,300  480,521
             Tokyo Energy & Systems, Inc.............  6,000   39,579
             Tokyo Gas Co., Ltd...................... 29,000  129,385
            *Tokyo Kikai Seisakusho, Ltd............. 23,000   22,199
             Tokyo Ohka Kogyo Co., Ltd...............  7,500  158,609
             Tokyo Rakutenchi Co., Ltd...............  7,000   23,173
             Tokyo Rope Manufacturing Co., Ltd....... 21,000   82,822
             Tokyo Sangyo Co., Ltd...................  4,000   12,252
             Tokyo Seimitsu Co., Ltd.................  4,700   91,948
             Tokyo Steel Manufacturing Co., Ltd...... 20,100  217,824
            #Tokyo Style Co., Ltd.................... 13,000   87,833
             Tokyo Tatemono Co., Ltd................. 69,000  249,507
             Tokyo Tekko Co., Ltd.................... 12,000   35,751
             Tokyo Theatres Co, Inc.................. 21,000   27,768
            *Tokyo Tomin Bank, Ltd...................  7,826  104,636
             Tokyotokeiba Co., Ltd................... 31,000   39,859
             Tokyu Community Corp....................  2,000   59,124
             Tokyu Construction Co., Ltd.............  9,520   25,891
             Tokyu Corp.............................. 23,000   95,147
             Tokyu Land Corp......................... 78,000  336,960
             Tomato Bank, Ltd........................  6,000   11,343
             Tomen Devices Corp......................    100    2,499
             Tomen Electronics Corp..................    200    2,708
             Tomoe Corp..............................  9,500   38,911
             Tomoe Engineering Co., Ltd..............  2,100   44,681
             Tomoku Co., Ltd......................... 21,000   57,551
             TOMONY Holdings, Inc.................... 19,300   68,038
             Tomy Co., Ltd...........................  5,300   45,696
             Tonami Holdings Co., Ltd................ 16,000   29,448
             TonenGeneral Sekiyu K.K.................  8,000   99,254
            #Topcon Corp............................. 12,700   72,404
             Toppan Forms Co., Ltd...................  8,800   70,418
             Toppan Printing Co., Ltd................ 50,000  393,025
             Topre Corp..............................  9,700   79,956
             Topy Industries, Ltd.................... 35,000   92,445
             Toray Industries, Inc................... 16,000  118,682
             Toridoll.corp...........................     24   27,869
             Torigoe Co., Ltd. (The).................  4,100   35,466
             Torii Pharmaceutical Co., Ltd...........  2,600   53,371
             Torishima Pump Manufacturing Co., Ltd...  2,300   36,775
             Tosei Corp..............................     26    7,998
             Toshiba Corp............................ 19,000  101,173
             Toshiba Machine Co., Ltd................ 21,000  112,297
             Toshiba Plant Kensetsu Co., Ltd.........  5,000   57,112
             Toshiba TEC Corp........................ 28,000  129,338
             Tosho Printing Co., Ltd................. 11,000   18,833
             Tosoh Corp.............................. 69,000  266,923
             Totetsu Kogyo Co., Ltd..................  2,000   17,342
             TOTO, Ltd............................... 25,000  196,302
             Tottori Bank, Ltd....................... 13,000   26,388
             Touei Housing Corp......................  3,545   40,489
             Towa Bank, Ltd.......................... 52,000   62,839
             Towa Corp...............................  4,000   29,834
             Towa Pharmaceutical Co., Ltd............    300   15,641
             Toyo Corp...............................  5,300   53,847
             Toyo Electric Manufacturing Co., Ltd....  8,000   38,164
             Toyo Engineering Corp................... 22,000   88,881
             Toyo Ink Manufacturing Co., Ltd......... 37,000  187,391
             Toyo Kanetsu K.K........................ 27,000   64,611
             Toyo Kohan Co., Ltd.....................  9,000   47,609

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
                                                     Shares    Value++
                                                     ------    -----

          JAPAN -- (Continued)......................
             Toyo Securities Co., Ltd............... 21,000 $   31,634
             Toyo Seikan Kaisha, Ltd................ 16,500    280,502
             Toyo Suisan Kaisha, Ltd................  9,000    207,268
             Toyo Tanso Co, Ltd.....................    800     44,436
             Toyo Tire & Rubber Co., Ltd............ 21,000     51,350
             Toyobo Co., Ltd........................ 90,000    142,212
            #*Toyoda Gosei Co., Ltd................. 10,700    233,786
             Toyota Auto Body Co., Ltd..............  8,400    148,656
             Toyota Boshoku Corp....................  5,200     81,032
             Toyota Motor Corp......................  2,700    107,706
            #Toyota Motor Corp. Sponsored ADR....... 44,064  3,511,020
             Toyota Tsusho Corp..................... 21,800    363,494
             Trans Cosmos, Inc......................  5,800     54,365
             Trend Micro, Inc.......................  1,500     42,822
             Trusco Nakayama Corp...................  3,200     54,171
             TS Tech Co., Ltd.......................  6,900    121,414
             Tsubakimoto Chain Co................... 18,000     95,771
            *Tsudakoma Corp.........................  1,000      2,689
             Tsukishima Kikai Co., Ltd..............  6,000     55,056
            *Tsukuba Bank, Ltd...................... 11,500     33,383
             Tsumura & Co...........................  1,500     46,656
            *Tsuruha Holdings, Inc..................  2,500    118,259
             Tsurumi Manufacturing Co., Ltd.........  4,000     28,106
             Tsutsumi Jewelry Co., Ltd..............  2,200     54,893
             Tsuzuki Denki Co., Ltd.................  1,000      8,857
             TV Asahi Corp..........................     35     53,778
            *TV Tokyo Holdings Corp.................    600      7,705
             Ube Industries, Ltd.................... 32,000    102,352
             Ube Material Industries, Ltd...........  4,000     15,737
             Uchida Yoko Co., Ltd...................  8,000     25,799
             Ulvac, Inc.............................  6,100    136,537
            #Uni-Charm Corp.........................  1,800     71,298
            *Uniden Corp............................ 13,000     47,652
            *Unihair Co., Ltd.......................  2,700     26,028
             Union Tool Co..........................  1,600     35,287
             Unipres Corp...........................  5,000    107,134
            *Unitika, Ltd........................... 38,000     29,087
             UNY Co., Ltd........................... 35,700    312,846
             U-Shin, Ltd............................  6,200     43,459
             Ushio, Inc.............................  6,200    126,241
             USS Co., Ltd...........................    660     50,719
             Utoc Corp..............................  2,600      6,747
             Valor Co., Ltd.........................  7,100     75,714
             Vital KSK Holdings, Inc................  7,300     61,389
             Wacoal Corp............................ 20,000    260,365
            *Wakachiku Construction Co., Ltd........ 18,000     24,351
             Warabeya Nichiyo Co., Ltd..............  2,700     32,082
             Watami Food Service Co., Ltd...........  1,600     27,878
             West Japan Railway Co..................     36    131,282
             Wood One Co., Ltd......................  7,000     32,933
             Xebio Co., Ltd.........................  3,900     72,362
            *Yachiyo Bank, Ltd. (The)...............  3,500    106,841
             Yahagi Construction Co., Ltd...........  5,000     27,320
             Yahoo Japan Corp.......................    104     38,256
             Yaizu Suisankagaku Industry Co., Ltd...    500      4,540
             Yakult Honsha Co., Ltd.................  1,900     52,772
             Yamada Denki Co., Ltd..................  1,850    129,974
             Yamagata Bank, Ltd..................... 24,000    117,064
             Yamaguchi Financial Group, Inc......... 40,000    361,284
             Yamaha Corp............................ 29,200    365,208
            #*Yamaha Motor Co., Ltd................. 18,200    349,844

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
                                                      Shares      Value++
                                                      ------      -----

       JAPAN -- (Continued).........................
          Yamanashi Chuo Bank, Ltd..................  22,000 $     98,104
          Yamatake Corp.............................   6,500      166,552
         #Yamatane Corp.............................  21,000       30,748
          Yamato Holdings Co., Ltd..................  17,200      274,608
          Yamato Kogyo Co., Ltd.....................   6,400      211,222
          Yamazaki Baking Co., Ltd..................  16,000      206,337
          Yamazen Co., Ltd..........................  13,000       74,287
          Yaoko Co., Ltd............................     900       26,896
          Yaskawa Electric Corp.....................  23,000      269,262
          Yasuda Warehouse Co., Ltd. (The)..........     900        5,165
          Yellow Hat, Ltd...........................   3,300       30,375
          Yodogawa Steel Works, Ltd.................  24,000      101,283
          Yokogawa Bridge Holdings Corp.............   7,000       47,785
         *Yokogawa Electric Corp....................  35,800      290,056
          Yokohama Reito Co., Ltd...................   8,400       56,895
          Yokohama Rubber Co., Ltd..................  41,000      209,694
          Yokowo Co., Ltd...........................   3,300       23,890
          Yomeishu Seizo Co., Ltd...................   1,000        8,999
          Yonekyu Corp..............................   4,500       34,602
         #Yorozu Corp...............................   4,600       93,228
         #Yoshinoya Holdings Co., Ltd...............      64       77,745
          Yuasa Trading Co., Ltd....................  40,000       57,494
          Yuken Kogyo Co., Ltd......................   9,000       19,138
          Yuki Gosei Kogyo Co., Ltd.................   6,000       15,703
          Yukiguni Maitake Co., Ltd.................   2,500       14,496
          Yurtec Corp...............................   7,000       40,705
          Yusen Logistics Co., Ltd..................   2,400       42,004
          Yushiro Chemical Industry Co., Ltd........   1,900       25,912
          Zenrin Co., Ltd...........................   3,700       36,310
          Zensho Co., Ltd...........................   3,400       35,860
          Zeon Corp.................................  25,000      225,852
          Zuken, Inc................................   6,000       44,948
                                                             ------------
       TOTAL JAPAN..................................          159,330,876
                                                             ------------

       MALAYSIA -- (0.8%)...........................
         *Aeon Co. Berhad...........................  30,000       60,242
          Affin Holdings Berhad.....................  52,000       61,504
         *Airasia Berhad............................ 115,300      111,963
         *Alam Maritim Resources Berhad.............  86,800       33,106
          Alliance Financial Group Berhad........... 161,100      169,280
          AMMB Holdings Berhad...................... 122,400      263,951
          APM Automotive Holdings Berhad............  47,200       78,734
         *Axiata Group Berhad....................... 136,425      225,979
          Bandar Raya Developments Berhad...........  43,100       31,311
          Batu Kawan Berhad.........................  27,600      142,771
          Berjaya Corp. Berhad...................... 263,200      101,490
          Berjaya Land Berhad.......................  76,000       29,755
         *Berjaya Media Berhad......................   2,400          452
         *Berjaya Retail Berhad.....................   9,700        2,112
          Berjaya Sports Toto Berhad................  16,071       22,919
          Bimb Holdings Berhad......................  71,100       38,017
          Boustead Heavy Industries Corp. Berhad....  28,300       42,503
          Boustead Holdings Berhad..................  55,640      108,801
          British American Tobacco Malaysia Berhad..   3,400       55,136
         *Bursa Malaysia Berhad.....................   5,700       15,459
          Cahya Mata Sarawak Berhad.................  13,600       10,345
          Chemical Co. of Malaysia Berhad...........  26,300       15,618
          CIMB Group Holdings Berhad................  94,400      261,338
          CSC Steel Holdings Berhad.................  47,300       27,810
         *Dayang Enterprise Holdings Berhad.........  83,593       57,899
          Dialog Group Berhad....................... 193,779      163,070

                                     1064

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                      Shares  Value++
                                                      ------  -----

           MALAYSIA -- (Continued)
              DiGi.Com Berhad.......................   6,100 $ 59,977
              DRB-Hicom Berhad...................... 140,000  104,592
              Eastern & Oriental Berhad............. 116,300   55,894
              ECM Libra Avenue Berhad...............  35,600   10,958
             *EON Capital Berhad....................  51,500  125,707
              Evergreen Fibreboard Berhad........... 108,600   47,694
             *Faber Group Berhad....................  52,400   39,301
              Gamuda Berhad......................... 173,500  219,201
              Genting Berhad........................  66,300  260,004
              Genting Malaysia Berhad............... 167,500  208,451
              Genting Plantations Berhad............  33,300   90,001
             *Green Packet Berhad...................  72,400   15,535
              Guiness Anchor Berhad.................  23,000   78,423
              Hap Seng Consolidated Berhad..........  29,000   56,798
              Hap Seng Plantations Holdings Berhad..  84,900   81,699
              Hong Leong Bank Berhad................  31,900  112,005
              Hong Leong Financial Group Berhad.....  41,700  144,580
              Hong Leong Industries Berhad..........  47,100   60,714
              IGB Corp. Berhad...................... 151,994  109,381
              IJM Corp. Berhad...................... 209,660  439,085
              IJM Land Berhad....................... 143,000  135,983
             *IJM Plantations Berhad................  80,200   80,497
              IOI Corp. Berhad......................  50,026   89,437
              Jaya Tiasa Holdings Berhad............   4,900   10,384
              Keck Seng (Malaysia) Berhad...........  28,500   40,044
              KFC Holdings (Malaysia) Berhad........  24,100   30,201
              Kian Joo Can Factory Berhad...........  56,700   44,581
              Kinsteel Berhad....................... 144,000   41,844
              KLCC Property Holdings Berhad.........  52,600   58,450
              KNM Group Berhad......................  82,125   73,011
              Kuala Lumpur Kepong Berhad............   7,300   52,106
              Kulim Malaysia Berhad.................  88,100   95,237
              Lafarge Malayan Cement Berhad.........  33,600   82,224
              Landmarks Berhad......................  74,700   38,655
              Lingkaran Trans Kota Holdings Berhad..  39,000   51,020
              Lion Industries Corp. Berhad.......... 118,500   67,741
              LPI Capital Berhad....................   8,480   38,936
             *Mah Sing Group Berhad.................  89,280   78,080
              Malayan Banking Berhad................  50,875  150,440
             *Malaysia Airports Holdings Berhad.....  44,900   93,643
              Malaysia Building Society Berhad......  61,300   52,848
             *Malaysian Airlines System Berhad......  46,900   28,875
              Malaysian Bulk Carriers Berhad........  61,200   53,781
              Malaysian Pacific Industries Berhad...   2,600    4,645
              Malaysian Resources Corp. Berhad...... 349,350  251,775
              Media Prima Berhad....................  66,400   58,935
              MISC Berhad...........................  44,580  117,530
              MMC Corp. Berhad...................... 195,100  176,892
              Muhibbah Engineering Berhad........... 115,700   62,699
             *Mulpha International Berhad........... 518,800   92,959
              Nestle (Malaysia) Berhad..............   5,100   82,559
              Oriental Holdings Berhad..............  30,480   53,202
              OSK Holdings Berhad................... 174,500  102,579
             *OSK Ventures International Berhad.....  21,152    2,713
              Parkson Holdings Berhad...............  29,684   57,450
              Petronas Dagangan Berhad..............  17,100   89,426
              Petronas Gas Berhad...................  14,200   54,007
              Plus Expressways Berhad...............  51,300   77,892
              POS Malaysia Berhad...................  78,600   85,797
              PPB Group Berhad......................  34,940  200,440
             *Press Metal Berhad....................   5,200    4,498

                                     1065

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CONTINUED


                                                             Shares     Value++
                                                             ------     -----

MALAYSIA -- (Continued)
   Proton Holdings Berhad..................................  52,800 $    61,572
   Puncak Niaga Holding Berhad.............................  64,100      45,225
   RCE Capital Berhad...................................... 287,000      49,968
   RHB Capital Berhad......................................  58,700     175,821
   SapuraCrest Petroleum Berhad............................  99,700     125,381
   Sarawak Oil Palms Berhad................................  13,800      16,247
  *Scomi Group Berhad...................................... 335,900      35,221
  *Selangor Properties Berhad..............................  24,800      34,510
   Shell Refining Co. Federation of Malaysia Berhad........  25,800      94,992
   Sime Darby Berhad.......................................  29,200      88,961
   SP Setia Berhad.........................................  63,900      90,139
   Star Publications (Malaysia) Berhad.....................  37,200      42,989
   Sunway City Berhad......................................  62,000     101,360
   Sunway Holdings Berhad.................................. 100,300      83,373
   Supermax Corp. Berhad...................................  23,900      33,389
   Ta Ann Holdings Berhad..................................  28,320      62,168
   TA Enterprise Berhad.................................... 253,700      64,755
   TA Global Berhad (B3X17H6).............................. 152,220      20,053
  *TA Global Berhad (B4LM6X7).............................. 152,220      17,239
   Tan Chong Motor Holdings Berhad......................... 100,000     158,202
  *Tebrau Teguh Berhad..................................... 240,700      63,096
   Telekom Malaysia Berhad.................................  49,500      66,732
   Tenaga Nasional Berhad..................................  21,250      43,157
  *Time Dotcom Berhad...................................... 124,300      38,087
   Top Glove Corp. Berhad..................................  77,200     135,358
   Tradewinds (Malaysia) Berhad............................  34,700      95,177
  *TSH Resources Berhad....................................  54,700      50,297
  *UEM Land Holdings Berhad................................ 103,858      94,474
   UMW Holdings Berhad.....................................  67,400     159,917
   Unico-Desa Plantations Berhad........................... 147,900      51,463
   Unisem (Malaysia) Berhad................................ 147,200      92,628
   United Plantations Berhad...............................  11,300      68,660
   Wah Seong Corp. Berhad..................................  52,433      39,521
   WCT Berhad..............................................  59,400      61,063
   WTK Holdings Berhad.....................................  72,500      48,113
   YTL Corp. Berhad........................................ 377,850     211,981
   YTL Power International Berhad..........................  68,200      52,045
   Yu Neh Huat Berhad......................................  99,848      67,466
  *Zelan Berhad............................................ 215,800      36,499
   Zhulian Corp Berhad.....................................  45,600      27,445
                                                                    -----------
TOTAL MALAYSIA.............................................          10,420,325
                                                                    -----------

MEXICO -- (1.0%)
  *Alfa S.A.B. de C.V. Series A............................  42,600     633,170
   Alsea de Mexico S.A.B. de C.V...........................  25,000      28,428
   America Movil S.A.B. de C.V. Series L...................  30,450      87,237
   America Movil S.A.B. de C.V. Series L ADR...............   9,765     558,558
  *Axtel S.A.B. de C.V.....................................  75,000      43,912
   Bolsa Mexicana de Valores S.A. de C.V...................  69,400     148,787
  *Carso Infraestructura y Construccion S.A.B. de C.V...... 186,040     124,924
  *Cementos de Mexico S.A.B de C.V. Series B............... 989,083     855,761
  *Cemex S.A.B. de C.V. Sponsored ADR......................  36,431     316,221
  *Cia Minera Autlan S.A.B. de C.V.........................  13,400      37,389
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR............   2,300     183,471
  *Compartamos S.A.B. de C.V............................... 106,000     197,512
   Consorcio ARA S.A.B. de C.V............................. 147,200      87,079
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B.  58,100     101,193
  *Corporacion GEO S.A.B. de C.V. Series B.................  53,800     158,759
   Corporacion Moctezuma S.A.B. de C.V.....................  73,800     184,312
  *Desarrolladora Homex S.A.B. de C.V......................  28,600     134,383
  *Desarrolladora Homex S.A.B. de C.V. ADR.................     700      19,761

                                     1066

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CONTINUED


                                                                           Shares     Value++
                                                                           ------     -----

MEXICO -- (Continued)....................................................
   El Puerto de Liverpool S.A.B. de C.V..................................  10,000 $    75,575
   Embotelladora Arca S.A.B. de C.V......................................  71,200     432,332
  *Empresas ICA S.A.B. de C.V............................................  27,800      68,584
  *Empresas ICA S.A.B. de C.V. Sponsored ADR.............................  16,200     159,894
   Financiera Independencia S.A.B de C.V.................................  32,800      33,023
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR...............  21,098   1,327,064
  *Genomma Lab Internacional S.A.B. de C.V...............................  17,000      42,531
  *Gruma S.A.B. de C.V. ADR..............................................     500       3,990
  *Gruma S.A.B. de C.V. Series B.........................................  43,700      87,539
   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V...................  50,000     104,459
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...................   7,300     304,483
   Grupo Aeroportuario del Sureste S.A.B. de C.V.........................   2,400      14,212
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....................   5,100     301,716
   Grupo Carso S.A.B. de C.V. Series A-1.................................  78,700     305,729
  *Grupo Cementos de Chihuahua S.A.B. de C.V.............................   1,100       4,013
   Grupo Continental S.A.B. de C.V.......................................  48,600     181,959
  *Grupo Elektra S.A. de C.V.............................................   1,790      81,634
  *Grupo Famsa S.A.B. de C.V.............................................  51,200     103,230
   Grupo Financiero Banorte S.A.B. de C.V................................ 187,900     938,545
   Grupo Financiero Inbursa S.A.B. de C.V. Series O......................  55,106     288,414
  *Grupo Herdez S.A.B. de C.V............................................  69,100     150,305
   Grupo Industrial Bimbo S.A.B. de C.V. Series A........................ 157,200     347,537
  *Grupo Lamosa S.A.B. de C.V............................................  33,900      54,038
   Grupo Mexico S.A.B. de C.V. Series B.................................. 172,601     597,642
   Grupo Modelo S.A.B. de C.V. Series C..................................  23,500     148,920
  *Grupo Simec S.A. de C.V...............................................  20,200      57,643
  *Grupo Televisa S.A. de C.V............................................   1,100       5,206
  *Grupo Televisa S.A. de C.V. Sponsored ADR.............................  12,800     303,616
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.. 117,000     213,435
   Industrias Bachoco S.A.B. de C.V. Series B............................     272         645
  *Industrias CH S.A.B. de C.V. Series B.................................  27,100     107,395
   Industrias Penoles S.A.B. de C.V......................................   6,385     248,485
  *Inmuebles Carso S.A.B. de C.V.........................................  78,700      88,738
   Kimberly Clark de Mexico S.A.B. de C.V. Series A......................  22,800     140,622
  *Megacable Holdings S.A.B. de C.V......................................  52,000     120,879
   Mexichem S.A.B. de C.V................................................ 100,618     382,397
  *Minera Frisco S.A.B. de C.V...........................................  78,700     338,955
   Organizacion Soriana S.A.B. de C.V. Series B.......................... 155,100     532,328
  *Promotora y Operadora de Infraestructura S.A. de C.V..................  18,900      82,090
   Qualitas Cia de Seguros S.A. de C.V...................................  36,600      33,383
  *Sare Holding S.A.B. de C.V............................................ 141,800      38,309
   Telefonos de Mexico S.A.B. de C.V. Sponsored ADR......................   6,400     119,808
   TV Azteca S.A.B. de C.V............................................... 161,100     112,795
  *Urbi Desarrollos Urbanos S.A.B. de C.V................................  77,000     183,943
   Wal-Mart de Mexico S.A.B. de C.V. Series V............................  45,200     141,352
                                                                                  -----------
TOTAL MEXICO.............................................................          13,310,249
                                                                                  -----------

NETHERLANDS -- (1.9%)....................................................
   Aalberts Industries NV................................................  10,278     259,943
   Accell Group NV.......................................................   1,177      70,066
  *Aegon NV..............................................................  74,974     595,926
  *Aegon NV ADR..........................................................  74,494     592,972
  *AFC Ajax NV...........................................................     546       5,788
   Akzo Nobel NV.........................................................  21,673   1,680,487
   Akzo Nobel NV Sponsored ADR...........................................     500      38,845
  *AMG Advanced Metallurgical Group NV...................................   2,752      61,678
   Amsterdam Commodities NV..............................................   3,226      52,618
   APERAM NV.............................................................     571      24,040
   APERAM NV Registered Shares...........................................   1,650      69,218
   Arcadis NV............................................................   5,239     135,206
   ArcelorMittal NV......................................................  11,420     422,037

                                     1067

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CONTINUED


                                                      Shares     Value++
                                                      ------     -----

       NETHERLANDS -- (Continued)
          ArcelorMittal NV ADR......................  36,100 $ 1,338,227
         *ASM International NV......................   7,329     317,912
         *ASML Holding NV ADR.......................  12,550     524,088
         *BE Semiconductor Industries NV............   2,902      31,175
          Beter Bed Holding NV......................   1,215      38,488
          BinckBank NV..............................   9,871     178,496
          Brunel International NV...................   3,554     180,252
         *CSM NV....................................   9,186     351,898
         *Delta Lloyd NV............................  12,723     334,749
          Exact Holding NV..........................   1,884      60,988
          Fugro NV..................................   9,371     858,961
          Grontmij NV...............................   3,727      83,827
         *Heijmans NV...............................   2,833      95,879
          Heineken NV...............................  15,682     938,321
          Hunter Douglas NV.........................     671      35,941
          Imtech NV.................................   5,899     224,026
         *ING Groep NV..............................     213       2,806
         *ING Groep NV Sponsored ADR................ 263,004   3,469,023
         *Kardan NV.................................   6,911      41,011
          KAS Bank NV...............................     973      17,208
          Koninklijke Ahold NV......................  65,065     913,742
          Koninklijke Ahold NV ADR..................     400       5,612
          Koninklijke Bam Groep NV..................  41,057     327,801
          Koninklijke Boskalis Westminster NV.......   7,998     425,056
          Koninklijke DSM NV........................  18,148   1,250,885
          Koninklijke KPN NV........................  12,546     199,063
         *Koninklijke Philips Electronics NV........  10,953     324,407
          Koninklijke Ten Cate NV...................   6,469     299,413
          Koninklijke Vopak NV......................   6,788     325,219
         *Koninklijke Wessanen NV...................  11,276      50,189
          Macintosh Retail Group NV.................     830      23,092
          Mediq NV..................................   4,095      88,262
          Nutreco NV................................   3,541     275,578
         *Ordina NV.................................  14,194      83,869
         *Philips Electronics NV ADR................  60,425   1,781,933
         *Punch Graphix NV..........................   4,099      19,495
         *Randstad Holdings NV......................  13,545     762,048
          Reed Elsevier NV..........................   1,169      15,252
          Reed Elsevier NV ADR......................   4,200     110,460
          SBM Offshore NV...........................  21,357     624,596
          Sligro Food Group NV......................   1,113      41,350
         *SNS Reaal Groep NV........................  26,230     161,150
          Telegraaf Media Groep NV..................   4,962     106,477
          TKH Group NV..............................   5,791     180,980
          TNT NV....................................  37,839     931,178
         #*TomTom NV................................  20,937     189,371
          Unilever NV...............................   2,976      97,972
          Unilever NV ADR...........................  11,120     366,960
          Unit 4 NV.................................   1,534      57,554
         *USG People NV.............................  12,296     243,410
         *Wavin NV..................................   6,418     114,786
          Wolters Kluwer NV.........................  17,042     397,068
                                                             -----------
       TOTAL NETHERLANDS............................          23,926,328
                                                             -----------

       NEW ZEALAND -- (0.2%)
          Air New Zealand, Ltd......................  58,896      53,042
          Auckland International Airport, Ltd....... 147,375     265,184
          Contact Energy, Ltd.......................  42,656     205,784
         *Fisher & Paykel Appliances Holdings, Ltd..  88,382      43,027
          Fisher & Paykel Healthcare Corp., Ltd.....  23,339      58,481
          Fletcher Building, Ltd....................  45,120     336,362

                                     1068

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
                                                           Shares    Value++
                                                           ------    -----

    NEW ZEALAND -- (Continued)...........................
       Freightways, Ltd..................................   6,435 $   17,956
       Infratil, Ltd.....................................  43,814     67,398
       Mainfreight, Ltd..................................  14,201    106,790
       New Zealand Oil & Gas, Ltd........................  49,316     38,793
       New Zealand Refining Co., Ltd.....................   6,367     23,201
       Nuplex Industries, Ltd............................  35,972     95,238
       Port of Tauranga, Ltd.............................  20,130    141,136
      *Pyne Gould Guinness, Ltd..........................  25,549     10,149
       Ryman Healthcare, Ltd.............................  48,303     99,460
       Sanford, Ltd......................................  12,229     54,215
       Sky City Entertainment Group, Ltd.................  46,065    132,897
       Sky Network Television, Ltd.......................  17,716     83,640
       Telecom Corp. of New Zealand, Ltd. Sponsored ADR..   3,600     31,428
       Tower, Ltd........................................  55,588     84,501
       TrustPower, Ltd...................................   9,834     60,494
       Vector, Ltd.......................................  28,655     59,505
       Warehouse Group, Ltd..............................  19,445     57,580
                                                                  ----------
    TOTAL NEW ZEALAND....................................          2,126,261
                                                                  ----------

    NORWAY -- (0.9%).....................................
       ABG Sundal Collier Holding ASA....................  35,072     44,785
      *Acta Holding ASA.................................. 104,861     68,957
      #*Aker ASA.........................................   3,893    118,803
       Aker Kvaerner ASA.................................  17,200    414,565
       Aktiv Kapital ASA.................................   5,796     39,478
      *Algeta ASA........................................     644     18,639
      #Atea ASA..........................................   8,000     88,503
      *Austevoll Seafood ASA.............................  14,511    111,491
      *Blom ASA..........................................   4,800        459
       Bonheur ASA.......................................     750     23,529
      *BW Offshore, Ltd. ASA.............................  43,740    113,423
      *BWG Homes ASA.....................................  25,850    120,864
       Cermaq ASA........................................   9,312    191,815
      *Copeinca ASA......................................   2,400     23,069
      *Deep Sea Supply P.L.C. ASA........................  23,563     63,429
      *Det Norske Oljeselskap ASA........................   4,455     28,028
      #DnB NOR ASA Series A..............................  56,056    911,507
      *DNO International ASA............................. 107,000    160,586
      *Dockwise, Ltd. ASA................................   2,027     58,758
      *DOF ASA...........................................   9,400    103,763
      *EDB ErgoGroup ASA.................................   1,921      5,309
      #*Eitzen Chemical ASA.............................. 142,825     24,270
       Ekornes ASA.......................................   2,800     79,285
      *Electromagnetic GeoServices ASA...................  22,157     54,210
      *Eltek ASA.........................................  90,615    115,430
       Farstad Shipping ASA..............................     968     33,993
       Fred Olsen Energy ASA.............................     889     40,949
       Frontline, Ltd. ASA...............................     640     14,137
       Ganger Rolf ASA...................................   2,050     58,615
       Golar LNG, Ltd. (7139695).........................     500     15,776
       Golar LNG, Ltd. (G9456A100).......................   2,507     81,628
       Golden Ocean Group, Ltd. ASA......................  57,922     70,890
       Grieg Seafood ASA.................................  14,310     54,400
      #*Kongsberg Automotive Holding ASA................. 118,714    118,250
       Kongsberg Gruppen ASA.............................   2,160     67,582
       Marine Harvest ASA................................ 327,880    433,176
      #Nordic Semiconductor ASA..........................  18,887     70,650
       Norsk Hydro ASA................................... 106,434    944,037
       Norsk Hydro ASA Sponsored ADR.....................     800      7,128
      #*Norske Skogindustrier ASA Series A...............  49,653    141,071
      #*Norwegian Air Shuttle ASA........................   5,579    109,539

                                     1069

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CONTINUED


                                                             Shares     Value++
                                                             ------     -----

NORWAY -- (Continued)....................................
  *Norwegian Energy Co. ASA..............................    35,128 $    96,155
  *Odfjell ASA Series A..................................     2,716      25,859
  #Opera Software ASA....................................     7,998      44,863
   Orkla ASA.............................................    73,370     742,534
  *Petroleum Geo-Services ASA............................    20,682     327,193
  *Pronova BioPharma ASA.................................    14,000      22,877
   Prosafe ASA...........................................     7,400      60,074
  #*Renewable Energy Corp. ASA...........................    58,378     206,165
   Salmar ASA............................................       167       2,158
   Scana Industrier ASA..................................     5,965       8,377
   Schibsted ASA.........................................     3,700     111,324
   SeaDrill, Ltd. ASA....................................    11,860     420,768
  #*Sevan Marine ASA.....................................    75,265      53,132
  *Siem Offshore, Inc. ASA...............................    15,058      34,985
   Solstad Offshore ASA..................................       399       9,737
  *Songa Offshore SE.....................................    32,356     197,695
   SpareBanken 1 SMN.....................................     9,022      90,647
   StatoilHydro ASA......................................     8,400     246,069
   StatoilHydro ASA Sponsored ADR........................    21,000     615,510
  #*Storebrand ASA.......................................    52,200     542,152
   Subsea 7 SA...........................................    17,989     473,832
   Telenor ASA...........................................    25,274     436,626
   TGS Nopec Geophysical Co. ASA.........................    14,100     371,240
  #Tomra Systems ASA.....................................    16,200     139,014
  #Veidekke ASA..........................................     6,564      66,297
  #Wilh Wilhelmsen Holding ASA...........................     4,070     123,194
   Yara International ASA................................     6,362     372,467
                                                                    -----------
TOTAL NORWAY.............................................            11,085,720
                                                                    -----------

PERU -- (0.0%)...........................................
   Cia de Minas Buenaventura S.A. ADR....................     1,800      75,006
  *Credicorp, Ltd........................................     1,598     154,239
                                                                    -----------
TOTAL PERU...............................................               229,245
                                                                    -----------

PHILIPPINES -- (0.2%)....................................
   Aboitiz Equity Ventures, Inc..........................    96,000      88,995
   Aboitiz Power Corp....................................   270,000     199,484
   Ayala Corp. Series A..................................    24,050     219,988
   Ayala Land, Inc.......................................   354,100     136,194
   Banco de Oro Unibank, Inc.............................    90,700     115,206
   Bank of the Philippine Islands........................   134,143     184,508
   China Banking Corp....................................     5,626      55,807
   Energy Development Corp...............................   404,000      63,820
   Filinvest Development Corp............................   128,500      15,445
   Filinvest Land, Inc................................... 1,036,000      30,792
  *First Gen Corp........................................    45,000      15,375
   First Philippines Holdings Corp.......................    75,400     116,605
   Globe Telecom, Inc....................................     4,040      85,003
   International Container Terminal Services, Inc........   134,600     154,579
   Jollibee Foods Corp...................................    30,800      68,067
  *Lopez Holdings Corp...................................   511,000      76,624
   Manila Water Co, Inc..................................   100,000      42,089
   Megaworld Corp........................................ 1,311,000      71,579
  *Metro Bank & Trust Co.................................   105,685     169,595
  *Metro Pacific Investments Corp........................ 1,038,000      89,233
  *Pepsi-Cola Products Philippines, Inc..................    80,000       4,586
   Philippine Long Distance Telephone Co. Sponsored ADR..     1,000      57,990
  *Philippine National Bank..............................    48,400      72,555
   Rizal Commercial Banking Corp.........................    71,000      46,499
   Robinson's Land Corp. Series B........................   315,000      98,143
   San Miguel Corp.......................................    11,910      42,566

                                     1070

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
                                                           Shares    Value++
                                                           ------    -----

   PHILIPPINES -- (Continued)..........................
      Security Bank Corp...............................    72,100 $  167,881
     *SM Investments Corp..............................     8,040    108,813
      SM Prime Holdings, Inc...........................   237,500     66,666
     *Southeast Asia Cement Holdings, Inc.............. 1,009,000     37,768
      Union Bank of Philippines........................    42,900     61,175
      Universal Robina Corp............................   140,000    122,131
      Vista Land & Lifescapes, Inc.....................   358,000     26,477
                                                                  ----------
   TOTAL PHILIPPINES...................................            2,912,238
                                                                  ----------

   POLAND -- (0.5%)....................................
      Agora SA.........................................     9,107     87,553
     *Amica Wronki SA..................................       370      6,498
     *AmRest Holdings SA...............................     2,020     61,930
      Asseco Poland SA.................................    11,438    228,838
      Bank Handlowy w Warszawie SA.....................     3,331    125,449
     *Bank Millennium SA...............................    87,752    179,858
      Bank Pekao SA....................................     1,980    129,779
     *Bioton SA........................................   252,387     16,097
     *BOMI SA..........................................     4,816     13,488
     *BRE Bank SA......................................       950    123,773
      Budimex SA.......................................     1,885     76,528
     *Cersanit-Krasnystaw SA...........................    22,410    103,680
     *Ciech SA.........................................     2,965     29,512
     *Dom Maklerski IDM SA.............................    40,000     41,149
     *Echo Investment SA...............................    73,042    139,277
      Emperia Holding SA...............................     2,574    109,561
     *Enea SA..........................................    17,336    127,373
     *Eurocash SA......................................    12,021    147,185
     *Farmacol SA......................................     2,588     31,224
     *Getin Holding SA.................................    44,673    251,041
     *Getin Holding SA Allotment Certificates..........     1,126      6,324
      Grupa Kety SA....................................     1,179     58,268
     *Grupa Lotos SA...................................    12,797    228,923
     *Impexmetal SA....................................    39,285     74,480
     *ING Bank Slaski SA...............................       153     50,499
     *Inter Cars SA....................................     1,521     50,288
     *JW Construction Holding SA.......................     4,875     28,388
     *Kernel Holding SA................................     2,258     61,307
      KGHM Polska Miedz SA.............................     7,636    561,702
     *Kredyt Bank SA...................................     3,810     24,898
     *LC Corp. SA......................................    51,834     30,829
      LPP SA...........................................        54     43,727
     *Mondi Packaging Paper Swiecie SA.................     1,538     47,805
     *Mostostal Siedlce SA.............................    51,936     68,312
     *Multimedia Polska SA.............................    12,319     43,162
     *Netia Holdings SA................................    36,546     72,731
      NG2 SA...........................................     1,963     43,681
     *Orbis SA.........................................     4,643     70,674
      PBG SA...........................................       323     19,967
     *PGE SA...........................................    32,951    297,384
      Polnord SA.......................................     2,012     24,555
     *Polska Grupa Farmaceutyczna SA...................     1,918     38,685
     *Polski Koncern Naftowy Orlen SA..................    51,919  1,082,151
      Polskie Gornictwo Naftowe I Gazownictwo SA.......    73,242    107,272
      Powszechna Kasa Oszczednosci Bank Polski SA......     9,285    159,782
     *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.     7,393     56,480
     *Sygnity SA.......................................     4,962     40,680
     *Synthos SA.......................................   105,358    178,847
      Telekomunikacja Polska SA........................    15,163    100,241
      TVN SA...........................................     5,494     36,405
      Zaklady Azotowe Pulawy SA........................     1,298     59,748

                                     1071

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CONTINUED


                                                                       Shares    Value++
                                                                       ------    -----

POLAND -- (Continued)................................................
  *Zaklady Azotowe w Tarnowie-Moscicach SA...........................   1,988 $   28,441
                                                                              ----------
TOTAL POLAND.........................................................          5,826,429
                                                                              ----------

PORTUGAL -- (0.3%)...................................................
  *Altri SGPS SA.....................................................  25,236     60,980
   Banco BPI SA......................................................  32,779     58,921
  #Banco Comercial Portugues SA...................................... 507,655    405,020
   Banco Espirito Santo SA...........................................  94,620    398,558
   Banif SGPS SA.....................................................  16,816     17,428
   Brisa SA..........................................................  20,337    136,043
   Cimpor Cimentos de Portugal SA....................................  36,874    254,760
  *EDP Renovaveis SA.................................................  42,030    323,731
   Energias de Portugal SA...........................................  50,976    208,262
   Energias de Portugal SA Sponsored ADR.............................     100      4,110
   Galp Energia SGPS SA Series B.....................................  17,799    398,093
   Jeronimo Martins SGPS SA..........................................  17,915    293,835
   Mota-Engil SGPS SA................................................  17,204     45,665
   Portucel-Empresa Produtora de Pasta de Papel SA...................  30,214    113,126
   Portugal Telecom SA...............................................  34,948    427,689
   Redes Energeticas Nacionais SA....................................  20,464     77,917
   Sociedade de Investimento e Gestao SGPS SA........................   6,832     85,948
  *Sonae Industria SGPS SA...........................................  24,422     53,906
   Sonae SGPS SA..................................................... 123,615    148,424
  *Sonaecom SGPS SA..................................................  28,627     65,952
  *Teixeira Duarte SA................................................  10,538      8,570
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..  21,828    123,646
                                                                              ----------
TOTAL PORTUGAL.......................................................          3,710,584
                                                                              ----------

RUSSIA -- (0.8%).....................................................
  *Evraz Group SA GDR................................................   2,441     82,948
  *Federal Hydrogenerating Co. ADR................................... 213,796  1,114,592
   Gazprom OAO Sponsored ADR......................................... 257,980  4,371,147
   Gazpromneft JSC Sponsored ADR.....................................   5,078    128,813
  *Globaltrans Investment P.L.C. Sponsored GDR.......................   6,179    122,794
   Lukoil OAO Sponsored ADR..........................................  11,372    790,376
   Magnitogorsk Iron & Steel Works Sponsored GDR.....................  12,383    156,187
   MMC Norilsk Nickel JSC ADR........................................   7,300    202,074
   Novolipetsk Steel OJSC GDR........................................   1,400     53,631
  *PIK Group GDR.....................................................  13,885     60,099
  *Polymetal JSC GDR.................................................   4,300     82,359
   Rosneft Oil Co. GDR...............................................  22,100    197,932
   Severstal OAO GDR.................................................  16,400    296,662
   Surgutneftegas Sponsonsored ADR...................................  54,700    584,927
   Tatneft Sponsored ADR.............................................  19,500    880,863
  *TMK OAO GDR.......................................................   2,300     47,281
   Uralkali Sponsored GDR............................................   5,600    236,097
   VimpelCom, Ltd. Sponsored ADR.....................................   8,972    130,722
   VTB Bank OJSC GDR.................................................  10,880     70,632
  *X5 Retail Group NV GDR............................................   1,681     59,457
                                                                              ----------
TOTAL RUSSIA.........................................................          9,669,593
                                                                              ----------

SINGAPORE -- (1.1%)..................................................
  *Abterra, Ltd......................................................  32,000     30,258
  *AFP Properties, Ltd............................................... 259,000     74,231
  *Allgreen Properties, Ltd.......................................... 158,000    152,517
   Armstrong Industrial Corp., Ltd...................................  25,000      8,384
   Asia Pacific Breweries, Ltd.......................................   2,000     39,887
   ASL Marine Holdings, Ltd..........................................  32,200     16,354
   AusGroup, Ltd.....................................................  64,000     23,831
   Baker Technology, Ltd.............................................  83,000     28,227

                                     1072

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
                                                           Shares    Value++
                                                           ------    -----

    SINGAPORE -- (Continued).............................
      *Banyan Tree Holdings, Ltd.........................  54,000 $   41,685
      *Beng Kuang Marine, Ltd............................ 187,000     32,126
      #*BH Global Marine, Ltd............................  38,000      7,481
       Bonvests Holdings, Ltd............................  22,000     18,634
       Breadtalk Group, Ltd..............................  27,000     13,901
      #Broadway Industrial Group, Ltd....................  59,000     50,666
       Bukit Sembawang Estates, Ltd......................  15,000     53,572
      *Bund Center Investment, Ltd....................... 259,000     44,528
       CapitaLand, Ltd................................... 146,500    407,458
      *CapitaMalls Asia, Ltd............................. 127,000    183,991
      *Cerebos Pacific, Ltd..............................  10,000     45,285
       CH Offshore, Ltd..................................  60,000     21,838
       China Aviation Oil Singapore Corp., Ltd...........  28,000     30,938
      *China Energy, Ltd................................. 103,000     10,549
       China Merchants Holdings Pacific, Ltd.............   4,000      2,133
      *China Sunsine Chemical Holdings, Ltd..............  30,000      6,621
       China XLX Fertiliser, Ltd.........................  83,000     29,251
      *Chip Eng Seng Corp., Ltd..........................  79,000     34,224
       City Developments, Ltd............................  53,000    513,380
       ComfortDelGro Corp., Ltd..........................  90,000    112,707
      #Cosco Corp Singapore, Ltd.........................  93,000    169,275
       Creative Technology, Ltd..........................  16,100     45,777
       CSC Holdings, Ltd.................................  97,000     11,548
      *CSE Global, Ltd...................................  59,000     55,946
      #*CWT, Ltd.........................................  40,000     42,580
       DBS Group Holdings, Ltd........................... 101,041  1,237,952
      *Delong Holdings, Ltd..............................   9,000      3,309
      #*Ezion Holdings, Ltd..............................  44,000     24,878
      #Ezra Holdings, Ltd................................  84,200    113,863
       F.J. Benjamin Holdings, Ltd.......................  34,000     10,290
      *Falcon Energy Group, Ltd.......................... 168,000     49,543
      #First Resources, Ltd.............................. 104,000    117,498
       Fraser & Neave, Ltd............................... 125,000    640,803
       Freight Links Express Holdings, Ltd............... 205,000     10,955
      *Gallant Venture, Ltd.............................. 119,000     42,377
      *Genting Singapore P.L.C...........................  35,000     62,163
       Golden Agri-Resources, Ltd........................ 665,000    362,201
       Goodpack, Ltd.....................................  40,000     64,781
       GuocoLand, Ltd....................................  51,666    105,431
       Hiap Seng Engineering, Ltd........................  57,000     24,514
       Hi-P International, Ltd........................... 162,000    161,534
       Ho Bee Investment, Ltd............................ 102,000    123,624
      *Hong Fok Corp., Ltd...............................  91,000     44,296
       Hong Leong Asia, Ltd..............................  42,000     92,460
       Hotel Grand Central, Ltd..........................  30,000     20,232
       Hotel Properties, Ltd.............................  25,000     49,070
       HTL International Holdings, Ltd...................  66,000     32,120
       Hyflux, Ltd.......................................  36,000     63,315
      #*Indofood Agri Resources, Ltd.....................  70,000    119,303
       InnoTek, Ltd......................................  46,000     22,776
       Jardine Cycle & Carriage, Ltd.....................   5,000    150,901
      *Jaya Holdings, Ltd................................  54,000     25,873
      *JES International Holdings, Ltd................... 171,000     41,360
      *Jiutian Chemical Group, Ltd....................... 479,000     13,684
       K1 Ventures, Ltd..................................  42,000      5,150
       Keppel Corp., Ltd.................................  33,000    321,356
       Keppel Land, Ltd..................................  56,000    191,120
       Keppel Telecommunications & Transportation, Ltd...  10,000     10,542
       K-Green Trust, Ltd................................   6,000      5,097
      #Kim Eng Holdings, Ltd.............................  47,000    118,057
      *KS Energy Services, Ltd...........................  41,000     33,222

                                     1073

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
                                                       Shares    Value++
                                                       ------    -----

        SINGAPORE -- (Continued).....................
           Lee Kim Tah Holdings, Ltd.................  18,000 $    7,768
           M1, Ltd...................................  31,000     60,508
          #*Manhattan Resources, Ltd.................  32,000     28,507
          *Marco Polo Marine, Ltd....................  72,000     24,143
           Metro Holdings, Ltd.......................  76,000     54,046
          #Midas Holdings, Ltd.......................  90,000     53,781
          #*Neptune Orient Lines, Ltd................ 120,000    184,837
          #Novo Group, Ltd...........................  31,750     10,753
           NSL, Ltd..................................  12,000     14,506
          #*Oceanus Group, Ltd....................... 231,000     51,897
          *OKP Holdings, Ltd.........................  71,000     39,823
           Olam International, Ltd...................  66,000    155,053
           Orchard Parade Holdings, Ltd..............  28,000     35,979
          #*Otto Marine, Ltd......................... 107,000     20,125
           Oversea-Chinese Banking Corp., Ltd........  98,677    770,591
           Overseas Union Enterprise, Ltd............ 102,000    255,804
           Pan Pacific Hotels Group, Ltd.............  49,000     74,115
           Petra Foods, Ltd..........................   2,000      2,764
           QAF, Ltd..................................   9,000      4,813
          #*Raffles Education Corp., Ltd............. 116,975     63,601
           Raffles Medical Group, Ltd................  12,000     22,294
           Rotary Engineering, Ltd...................  55,000     41,871
           SATS, Ltd.................................  79,870    168,559
           SBS Transit, Ltd..........................  11,500     18,235
          *SC Global Developments, Ltd...............  41,000     47,308
           SembCorp Industries, Ltd..................  84,000    371,126
           SembCorp Marine, Ltd......................  16,000     74,246
          *Seroja Investments, Ltd...................  52,000     11,520
          *SIA Engineering Co., Ltd..................   1,000      3,408
          #Singapore Airlines, Ltd...................  31,000    357,093
          #Singapore Exchange, Ltd...................  18,000    114,844
           Singapore Land, Ltd.......................  29,000    169,688
           Singapore Post, Ltd.......................  50,000     47,434
           Singapore Press Holdings, Ltd.............  46,000    149,692
           Singapore Technologies Engineering, Ltd...  22,000     56,695
           Singapore Telecommunications, Ltd......... 261,000    666,235
          *Sinostar PEC Holdings, Ltd................  23,000      3,012
          #*Sinotel Technologies, Ltd................ 167,500     37,066
           SMRT Corp., Ltd...........................  69,000    107,198
          #*Sound Global, Ltd........................  64,000     39,314
           Spice I2I, Ltd............................ 468,000     21,124
          *Stamford Land Corp., Ltd..................  86,000     43,589
           StarHub, Ltd..............................  22,000     51,646
           Straits Asia Resources, Ltd...............  19,000     45,961
           Sunningdale Tech, Ltd.....................  65,000      8,777
          *Sunvic Chemical Holdings, Ltd.............  69,000     45,728
          #Super Group, Ltd..........................  85,000     96,005
          #*Swiber Holdings, Ltd.....................  48,000     31,234
          *Swissco Holdings, Ltd.....................  42,567     10,275
          #Tat Hong Holdings, Ltd....................  53,000     36,205
           Tiong Woon Corp. Holding, Ltd.............  21,000      6,365
          *Transcu Group, Ltd........................ 108,000      4,401
           Tuan Sing Holdings, Ltd...................  61,000     18,706
          #UMS Holdings, Ltd.........................  56,000     26,571
           United Engineers, Ltd.....................  33,000     68,577
          #United Envirotech, Ltd....................  26,000      8,622
           United Industrial Corp., Ltd..............  96,000    222,146
          #United Overseas Bank, Ltd.................  68,295  1,095,784
           UOB-Kay Hian Holdings, Ltd................  68,000    104,524
           UOL Group, Ltd............................  87,000    344,452
           Venture Corp., Ltd........................  41,000    323,489

                                     1074

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
                                                      Shares     Value++
                                                      ------     -----

       SINGAPORE -- (Continued)
          WBL Corp., Ltd............................  16,000 $    49,080
         #Wee Hur Holdings, Ltd..................... 112,500      26,238
          Wheelock Properties, Ltd..................  40,000      60,847
         #Wilmar International, Ltd.................  34,000     146,532
          Wing Tai Holdings, Ltd....................  62,000      80,089
          Yangzijiang Shipbuilding Holdings, Ltd....  84,000     124,419
          Yanlord Land Group, Ltd...................  71,000      84,221
         *Yongnam Holdings, Ltd..................... 153,000      33,229
                                                             -----------
       TOTAL SINGAPORE..............................          14,514,521
                                                             -----------

       SOUTH AFRICA -- (1.8%).......................
          ABSA Group, Ltd...........................  32,573     674,684
         *Acucap Properties, Ltd....................   2,255      12,533
          Adcock Ingram Holdings, Ltd...............  17,073     158,546
          Adcorp Holdings, Ltd......................  10,635      43,399
          Advtech, Ltd..............................  34,107      29,087
          AECI, Ltd.................................  21,114     276,045
          Afgri, Ltd................................ 106,485     113,181
          African Bank Investments, Ltd.............  91,704     535,347
          African Oxygen, Ltd.......................  18,017      50,758
          African Rainbow Minerals, Ltd.............  11,320     368,690
          Allied Electronics Corp., Ltd.............   8,984      39,457
          Allied Technologies, Ltd..................   9,221      89,996
          Anglo American Platinum Corp., Ltd........     696      70,832
          AngloGold Ashanti, Ltd....................   2,804     142,640
          AngloGold Ashanti, Ltd. Sponsored ADR.....     500      25,490
          ArcelorMittal South Africa, Ltd...........  25,993     355,974
          Aspen Pharmacare Holdings, Ltd............  16,002     197,543
          Assore, Ltd...............................   2,548      82,991
          Astral Foods, Ltd.........................   6,105     124,879
          Aveng, Ltd................................  64,885     344,782
          AVI, Ltd..................................  29,073     136,329
          Avusa, Ltd................................   4,146      15,419
          Barloworld, Ltd...........................  31,454     355,559
          Basil Read Holdings, Ltd..................  24,073      47,154
          Bidvest Group, Ltd........................  11,519     265,573
          Blue Label Telecoms, Ltd..................  41,700      38,994
          Brait SA..................................  22,362      63,695
          Business Connexion Group, Ltd.............  66,747      49,802
          Capital Property Fund.....................  23,191      28,937
          Capitec Bank Holdings, Ltd................   7,589     199,878
          Cashbuild, Ltd............................   2,360      33,394
          Caxton & CTP Publishers & Printers, Ltd...   3,193       6,920
          Cipla Medpro South Africa, Ltd............  86,343      90,292
          City Lodge Hotels, Ltd....................   2,425      25,502
          Clicks Group, Ltd.........................  22,044     146,462
          Coronation Fund Managers, Ltd.............  19,518      56,395
          Data Tec, Ltd.............................  38,696     217,253
          Discovery Holdings, Ltd...................  34,488     198,952
          Distell Group, Ltd........................   1,845      19,935
         *Distribution & Warehousing Network, Ltd...  53,514      57,301
          Durban Roodeport Deep, Ltd................  84,168      50,833
         *EOH Holdings, Ltd.........................   1,500       4,321
         *Evraz Highveld Steel & Vanadium, Ltd......   4,215      35,884
          Exxaro Resources, Ltd.....................  11,753     316,976
          FirstRand, Ltd............................ 130,267     410,243
          Foschini Group, Ltd. (The)................  24,805     342,385
          Gold Fields, Ltd..........................   4,836      86,476
          Gold Fields, Ltd. Sponsored ADR...........  64,600   1,152,464
          Gold Reef Resorts, Ltd....................  43,296     107,537
          Grindrod, Ltd.............................  47,146     105,032

                                     1075

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
                                                        Shares    Value++
                                                        ------    -----

      SOUTH AFRICA -- (Continued).....................
         Group Five, Ltd..............................  19,408 $   85,760
        *Growthpoint Properties, Ltd..................  49,475    137,355
         Harmony Gold Mining Co., Ltd.................   5,445     82,585
         Harmony Gold Mining Co., Ltd. Sponsored ADR..  57,610    896,988
         Hudaco Industries, Ltd.......................   4,292     56,455
        *Hulamin, Ltd.................................   9,590     10,259
         Iliad Africa, Ltd............................   2,000      2,232
         Illovo Sugar, Ltd............................  35,655    154,565
         Impala Platinum Holdings, Ltd................   6,571    205,494
         Imperial Holdings, Ltd.......................  24,000    425,935
         Investec, Ltd................................  23,388    189,279
         JD Group, Ltd................................  24,041    175,734
         JSE, Ltd.....................................  17,413    174,655
         Kumba Iron Ore, Ltd..........................     296     21,660
         Lewis Group, Ltd.............................  22,356    267,519
         Liberty Holdings, Ltd........................  19,531    214,176
         Life Healthcare Group Holdings, Ltd..........  35,165     89,701
         Massmart Holdings, Ltd.......................   5,066    110,274
        *Medi-Clinic Corp., Ltd.......................  50,950    224,869
         Merafe Resources, Ltd........................ 389,559     88,404
        *Metorex, Ltd................................. 229,212    257,313
         MMI Holdings, Ltd............................ 113,347    294,029
         Mondi, Ltd...................................  26,884    258,712
         Mr. Price Group, Ltd.........................  13,969    143,111
         MTN Group, Ltd...............................  22,436    492,911
         Murray & Roberts Holdings, Ltd...............  24,297     92,922
        *Mvelaphanda Group, Ltd....................... 105,118     51,223
        *Mvelaserve, Ltd..............................  26,315     46,718
         Nampak, Ltd..................................  71,248    240,273
         Naspers, Ltd. Series N.......................  12,051    714,218
         Nedbank Group, Ltd...........................  17,042    379,717
         Network Healthcare Holdings, Ltd.............  82,943    179,084
        #Northam Platinum, Ltd........................  21,659    143,123
        *Omnia Holdings, Ltd..........................   7,378     83,937
         Palabora Mining Co., Ltd.....................   1,699     37,707
         Peregrine Holdings, Ltd......................  49,359     83,966
         Pick'n Pay Stores, Ltd.......................  14,103     91,227
        *Pioneer Foods, Ltd...........................  12,528    110,840
         Pretoria Portland Cement Co., Ltd............  26,368    100,266
         PSG Group, Ltd...............................  18,585    123,560
         Rainbow Chicken, Ltd.........................  20,814     56,300
         Raubex Group, Ltd............................  27,230     82,743
        *Resilient Property Income Fund, Ltd..........   7,541     35,783
         Reunert, Ltd.................................  23,260    220,761
         Sanlam, Ltd.................................. 172,625    740,460
         Santam, Ltd..................................   4,935     97,726
        *Sappi, Ltd...................................  53,505    284,266
        *Sappi, Ltd. Sponsored ADR....................  35,009    189,049
         Sasol, Ltd. Sponsored ADR....................  21,700  1,254,694
        *Sentula Mining, Ltd..........................  48,196     21,274
         Shoprite Holdings, Ltd.......................   9,883    155,985
        *Simmer & Jack Mines, Ltd..................... 203,666     24,820
         Spar Group, Ltd. (The).......................  13,033    193,348
         Standard Bank Group, Ltd.....................  61,742    969,691
         Steinhoff International Holdings, Ltd........ 212,747    814,926
         Sun International, Ltd.......................   4,923     68,751
        *Super Group, Ltd............................. 580,865     70,024
         Telkom South Africa, Ltd.....................  35,335    205,911
         Telkom South Africa, Ltd. Sponsored ADR......   1,800     41,634
         Tiger Brands, Ltd............................   7,439    217,230
         Tongaat-Hulett, Ltd..........................  12,229    178,701

                                     1076

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
                                                           Shares     Value++
                                                           ------     -----

   SOUTH AFRICA -- (Continued)............................
      Trencor, Ltd........................................ 19,453 $   103,135
      Truworths International, Ltd........................ 13,658     157,989
      Vodacom Group, Ltd..................................  6,820      83,530
     *Vukile Property Fund, Ltd...........................  3,108       6,732
      Wilson Bayly Holme-Ovcon, Ltd.......................  3,714      64,137
      Woolworths Holdings, Ltd............................ 37,736     172,231
                                                                  -----------
   TOTAL SOUTH AFRICA.....................................         22,453,338
                                                                  -----------

   SOUTH KOREA -- (3.8%)..................................
      Aekyung Petrochemical Co., Ltd......................    380      16,881
      Amorepacific Corp...................................     70      70,558
      Amorepacific Group..................................    426      83,934
      Asia Cement Manufacturing Co., Ltd..................    360      15,702
     *Asiana Airlines, Inc................................ 13,650     121,150
      Bing Grae Co., Ltd..................................  1,160      69,357
     *BNG Steel Co., Ltd..................................  2,150      42,989
     *BS Financial Group, Inc............................. 22,580     328,697
     *Bu Kwang Pharmaceutical Co., Ltd....................  3,330      38,897
      Cheil Industrial, Inc...............................  7,166     790,092
      Cheil Worldwide, Inc................................  9,650     124,525
     *Chin Hung International, Inc........................ 80,460      15,948
      Chong Kun Dang Pharmaceutical Corp..................  3,530      94,042
      CJ CGV Co., Ltd.....................................  4,090     106,684
      CJ Cheiljedang Corp.................................  1,293     300,138
      CJ Corp.............................................  2,389     180,425
     *CJ E&M Corp.........................................  4,000     167,153
      Crown Confectionery Co., Ltd........................     44       5,776
      Dae Han Flour Mills Co., Ltd........................    349      52,814
      Dae Won Kang Up Co., Ltd............................  9,910      54,687
      Daechang Co., Ltd................................... 10,260      20,534
      Daeduck Electronics Co., Ltd........................ 11,360     121,600
      Daeduck Industries Co., Ltd.........................  4,570      38,767
      Daegu Bank, Ltd..................................... 22,520     376,631
      Daehan Steel Co., Ltd...............................  3,830      33,682
      Dae-Il Corp.........................................  7,510      65,457
      Daekyo Co., Ltd..................................... 10,840      57,765
     *Daelim Industrial Co., Ltd..........................  4,715     533,284
      Daesang Corp........................................  4,120      34,288
      Daesang Holdings Co., Ltd...........................  1,170       3,550
      Daesung Group Partners Co., Ltd.....................     88       5,177
      Daesung Industrial Co., Ltd.........................    359      10,508
     *Daewoo Engineering & Construction Co., Ltd.......... 22,020     234,634
      Daewoo International Corp...........................  4,836     188,127
     *Daewoo Securities Co., Ltd.......................... 22,300     470,544
      Daewoo Shipbuilding & Marine Engineering Co., Ltd...  8,980     384,866
      Daewoong Pharmaceutical Co., Ltd....................    568      21,553
     *Daishin Securities Co., Ltd.........................  8,650     116,941
      Daou Technology, Inc................................ 12,540     107,443
      Dong IL Rubber Belt Co., Ltd........................  6,881      37,330
      Dong Yang Gang Chul Co., Ltd........................  8,160      32,561
      Dong-A Pharmaceutical Co., Ltd......................  1,457     142,748
      Dongbu Corp.........................................  7,700      48,184
     *Dongbu HiTek Co., Ltd...............................  5,940      84,673
      Dongbu Insurance Co., Ltd...........................  5,040     240,326
     *Dongbu Securities Co., Ltd..........................  7,220      43,350
      Dongbu Steel Co., Ltd...............................  4,740      41,729
      Dong-Il Corp........................................    773      38,232
      Dongil Industries Co., Ltd..........................    542      39,828
      Dongkuk Steel Mill Co., Ltd.........................  6,070     242,032
      Dongwha Pharm Co., Ltd..............................  2,640      12,793
      Dongwon F&B Co., Ltd................................    458      19,154

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CONTINUED

                                                                Shares  Value++
                                                                ------  -----

 SOUTH KOREA -- (Continued)
    Dongwon Industries Co., Ltd................................    550 $103,841
    Dongyang Mechatronics Corp.................................  6,200  104,278
    Doosan Construction & Engineering Co., Ltd.................  7,860   37,665
    Doosan Corp................................................  1,023  125,703
    Doosan Heavy Industries & Construction Co., Ltd............  4,095  228,665
   *Doosan Infracore Co., Ltd..................................  5,400  149,726
    E1 Corp....................................................    357   16,846
   *Eugene Investment & Securities Co., Ltd.................... 68,780   40,766
    Fursys, Inc................................................  2,447   61,796
    Global & Yuasa Battery Co., Ltd............................  2,050   87,303
    Green Cross Holdings Corp..................................    108   14,008
    GS Engineering & Construction Corp.........................  4,651  560,567
    GS Holdings Corp...........................................  7,870  659,830
    Halla Climate Control Corp.................................  4,010   82,167
    Halla Engineering & Construction Corp......................  3,187   67,496
    Han Kuk Carbon Co., Ltd....................................  3,120   20,905
   *Han Yang Securities Co., Ltd...............................  1,630   12,644
    Hana Financial Group, Inc.................................. 20,850  884,639
    Handsome Corp..............................................  3,640   76,493
    Hanil Cement Manufacturing Co., Ltd........................    445   21,466
    Hanil E-Wha Co., Ltd.......................................  4,890   60,186
   *Hanjin Heavy Industries & Construction Co., Ltd............  4,989  181,762
    Hanjin Heavy Industries & Construction Holdings Co., Ltd...  1,540   18,726
    Hanjin Shipping Co., Ltd...................................  9,159  238,349
    Hanjin Shipping Holdings Co., Ltd..........................  1,551   20,161
    Hanjin Transportation Co., Ltd.............................  1,530   37,589
    Hankook Tire Manufacturing Co., Ltd........................ 14,050  564,310
    Hankuk Paper Manufacturing Co., Ltd........................    670   13,771
   *Hanmi Holdings Co., Ltd....................................    160    5,035
   *Hanmi Pharm Co., Ltd.......................................    483   34,447
    Hanmi Semiconductor Co., Ltd...............................  5,670   47,987
    Hansol Chemical Co., Ltd...................................  1,170   22,077
    Hansol LCD, Inc............................................  1,084   47,317
    Hansol Paper Co., Ltd......................................  4,560   35,121
    Hanwha Chemical Corp....................................... 12,550  560,090
   *Hanwha Corp................................................  6,560  302,007
   *Hanwha General Insurance Co., Ltd..........................  4,460   37,185
   *Hanwha Securities Co., Ltd.................................  7,429   50,332
    Hanwha Timeworld Co., Ltd..................................    700   12,727
   *Hite Brewery Co., Ltd......................................    750   82,288
    Hite Holdings Co., Ltd.....................................  2,219   32,992
   *HMC Investment Securities Co., Ltd.........................  3,246   71,873
    Honam Petrochemical Corp...................................  2,152  761,975
    Hotel Shilla Co., Ltd......................................  5,490  134,992
    HS R&A Co., Ltd............................................  1,110   24,431
   *Huchems Fine Chemical Corp.................................  2,620   60,726
    Husteel Co., Ltd...........................................  2,170   41,608
    Hwashin Co., Ltd...........................................  2,050   35,740
    Hynix Semiconductor, Inc................................... 22,740  719,039
   *Hyosung T & C Co., Ltd.....................................  3,634  298,280
    Hyundai Corp...............................................  1,340   36,977
    Hyundai Department Store Co., Ltd..........................  2,353  345,225
    Hyundai Development Co..................................... 10,577  289,700
    Hyundai Elevator Co., Ltd..................................  1,094  105,804
    Hyundai Engineering & Construction Co., Ltd................  1,211  101,729
    Hyundai Greenfood Co., Ltd................................. 11,600  136,514
    Hyundai Heavy Industries Co., Ltd..........................    407  203,559
    Hyundai Hysco..............................................  4,930  201,152
    Hyundai Marine & Fire Insurance Co., Ltd...................  7,680  202,079
    Hyundai Merchant Marine Co., Ltd...........................  8,081  246,778
   *Hyundai Mipo Dockyard Co., Ltd.............................  1,623  288,264

                                     1078

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CONTINUED

                                                       Shares    Value++
                                                       ------    -----

       SOUTH KOREA -- (Continued)
          Hyundai Mobis...............................  1,684 $  564,828
          Hyundai Motor Co., Ltd......................  6,212  1,432,793
         *Hyundai Securities Co....................... 21,890    277,667
          Hyundai Steel Co............................  6,010    765,626
         *Il Yang Pharmaceutical Co., Ltd.............  2,042     33,326
          Iljin Electric Co., Ltd.....................  5,010     39,675
          Ilshin Spinning Co., Ltd....................    271     25,114
          Ilsung Pharmaceutical Co., Ltd..............    146     10,945
          Industrial Bank of Korea, Ltd............... 14,540    279,425
          IS Dongseo Co., Ltd.........................  1,250     30,591
          ISU Chemical Co., Ltd.......................  1,590     35,219
          IsuPetasys Co., Ltd......................... 14,830     73,596
          Jahwa Electronics Co., Ltd..................  2,450     12,152
          Jeil Pharmaceutical Co......................  1,820     21,230
          Jeonbuk Bank, Ltd........................... 11,880     65,175
         *Jinro, Ltd..................................    600     20,333
          JW Pharmaceutical Corp......................  2,667     38,777
          K.C. Tech Co., Ltd.......................... 10,114     78,477
          Kangwon Land, Inc...........................  8,480    192,794
         *KB Financial Group, Inc. ADR................ 16,512    879,924
          KCC Corp....................................    860    291,624
          KG Chemical Corp............................  2,650     21,880
          Kia Motors Corp............................. 11,506    827,726
          KISCO Corp..................................    222      6,858
          Kishin Corp.................................  5,120     27,482
          KISWIRE, Ltd................................  1,872     70,375
         *KIWOOM Securities Co., Ltd..................  1,524     91,164
          Kolon Corp..................................    691     18,542
         *Kolon Engineering & Construction Co., Ltd...  5,710     21,689
          Kolon Industries, Inc.......................  2,617    212,296
         *Korea Electric Power Corp. Sponsored ADR....  7,600     91,960
          Korea Electric Terminal Co., Ltd............  1,750     37,274
          Korea Exchange Bank......................... 48,014    409,198
         *Korea Express Co., Ltd......................  1,607    158,248
          Korea Gas Corp..............................  1,777     56,685
         *Korea Investment Holdings Co., Ltd..........  6,450    253,258
          Korea Iron & Steel Co., Ltd.................     67      2,539
          Korea Komho Petrochemical Co., Ltd..........  2,458    468,471
         *Korea Line Corp.............................  1,607      9,083
          Korea Petrochemical Industrial Co., Ltd.....    322     38,522
         *Korea Reinsurance Co., Ltd..................  9,435    108,376
          Korea Zinc Co., Ltd.........................  1,269    501,167
         *Korean Air Co., Ltd.........................  5,532    338,182
          Korean Air Terminal Service Co., Ltd........    360     14,119
          KP Chemical Corp............................  5,660    139,702
         *KPX Fine Chemical Co., Ltd..................    415     15,550
          KT Corp. Sponsored ADR......................  5,400    109,620
          KT&G Corp...................................  6,993    413,891
         *KTB Investement & Securities Co., Ltd....... 12,690     48,638
          Kukdo Chemical Co., Ltd.....................    740     49,283
          Kumho Electric Co., Ltd.....................  1,020     29,708
         *Kumho Industrial Co., Ltd...................    962     10,634
         *Kumho Tire Co., Inc.........................  3,913     69,483
          Kwang Dong Pharmaceutical Co., Ltd.......... 15,340     44,923
          Kyeryong Construction Industrial Co., Ltd...  1,200     15,822
         *Kyobo Securities Co., Ltd...................  5,430     38,044
          Kyung-In Synthetic Corp..................... 10,600     36,347
          LG Chemical, Ltd............................    757    376,091
          LG Corp.....................................  4,949    455,631
          LG Display Co., Ltd. ADR.................... 24,077    429,052
          LG Electronics, Inc.........................  5,300    510,235

                                     1079

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

         SOUTH KOREA -- (Continued)
            LG Fashion Corp.........................   1,620 $   50,233
           *LG Hausys, Ltd..........................   1,425    105,954
            LG Household & Healthcare Co., Ltd......     408    164,111
            LG Innotek Co., Ltd.....................   1,801    181,911
            LG International Corp...................   3,020    119,723
           *LG Life Sciences, Ltd...................   1,620     69,291
            LG Uplus Corp...........................  41,370    251,335
            LIG Insurance Co., Ltd..................   5,980    147,664
            Lotte Chilsung Beverage Co., Ltd........     133    142,310
            Lotte Confectionary Co., Ltd............     143    211,665
            Lotte Midopa Co., Ltd...................   3,520     51,459
           *Lotte Non-Life Insurance Co., Ltd.......   1,660     10,696
            Lotte Sam Kang Co., Ltd.................      89     26,997
            Lotte Shopping Co., Ltd.................   1,012    461,534
            LS Corp.................................   1,425    157,953
            LS Industrial Systems Co., Ltd..........     780     57,954
            Macquarie Korea Infrastructure Fund.....  19,424     91,723
           *Meritz Finance Holdings Co., Ltd........   3,387     16,478
            Meritz Fire Marine Insurance Co., Ltd...  13,662    156,915
            Meritz Securities Co., Ltd..............  69,570     61,115
           *Mirae Asset Securities Co., Ltd.........   4,186    169,628
            Moorim Paper Co., Ltd...................   2,790     21,531
            Motonic Corp............................   2,210     20,643
            Namhae Chemical Corp....................   3,350     44,182
            Namyang Dairy Products Co., Ltd.........      98     73,755
            NCsoft Corp.............................     850    225,415
            Nexen Corp..............................     310     23,510
           *NH Investment & Securities Co., Ltd.....   8,622     69,316
           *NHN Corp................................     600    119,032
           *NICE Holdings Co., Ltd..................      10        563
            NICE Information Service Co., Ltd.......      13        362
            NK Co., Ltd.............................   1,680      8,723
            Nong Shim Holdings Co., Ltd.............     792     46,348
            NongShim Co., Ltd.......................     439    102,135
            OCI Co., Ltd............................     284    169,884
            ORION Corp..............................     486    188,629
            Ottogi Corp.............................     244     30,182
            Poongsan Corp...........................   3,720    141,729
            Poongsan Holdings Corp..................     690     23,046
            POSCO ADR...............................  13,048  1,439,194
            POSCO Coated & Color Steel Co., Ltd.....   1,410     38,551
            Pusan City Gas Co., Ltd.................     930     16,749
           *RNL BIO Co., Ltd........................  11,210     33,569
            S&T Corp................................   1,580     27,624
            S&T Daewoo Co., Ltd.....................     680     19,802
            S&T Dynamics Co., Ltd...................   3,180     49,294
            S1 Corp.................................     658     32,137
           *Saehan Industries, Inc.................. 104,600    133,563
            Saeron Automotive Corp..................   8,550     43,273
            Sajo Industries Co., Ltd................     870     50,413
            Sam Kwang Glass Industrial Co., Ltd.....     530     35,402
            Sambu Construction Co., Ltd.............   3,702     44,045
            Samchully Co., Ltd......................     607     57,834
            Samsung Card Co., Ltd...................   3,105    154,275
            Samsung Corp............................  10,751    778,831
            Samsung Electro-Mechanics Co., Ltd......   5,367    519,529
            Samsung Electronics Co., Ltd............   3,524  2,943,529
            Samsung Electronics Co., Ltd. GDR.......     684    285,542
            Samsung Engineering Co., Ltd............     662    147,228
            Samsung Fine Chemicals Co., Ltd.........   1,870    138,637
            Samsung Fire & Marine Insurance, Ltd....   2,223    477,525

                                     1080

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CONTINUED


                                                     Shares     Value++
                                                     ------     -----

         SOUTH KOREA -- (Continued).................
            Samsung Heavy Industries Co., Ltd.......  3,540 $   160,488
            Samsung SDI Co., Ltd....................  5,090     912,083
           *Samsung Securities Co., Ltd.............  6,425     537,213
            Samsung Techwin Co., Ltd................  1,520     125,280
            Samyang Corp............................  1,810     140,353
            Samyang Foods Co., Ltd..................    870      19,354
            Samyang Genex Co., Ltd..................    218      12,812
           *SBS Media Holdings Co., Ltd............. 17,020      45,180
            Seah Besteel Corp.......................  1,820      93,542
            SeAH Holdings Corp......................    341      44,903
            SeAH Steel Corp.........................    470      40,142
            Sejong Industrial Co., Ltd..............  1,520      28,973
            Seowon Co., Ltd......................... 17,130      59,929
            Sewon Cellontech Co., Ltd...............  9,690      35,698
            Shinhan Financial Group Co., Ltd........  3,060     150,118
            Shinhan Financial Group Co., Ltd. ADR...  8,680     842,134
            Shinsegae Co., Ltd......................    705     177,623
            Shinsung Solar Energy Co., Ltd..........  5,880      52,932
            Sindo Ricoh Co., Ltd....................    590      29,068
            SK Chemicals Co., Ltd...................  1,749     123,555
            SK Co., Ltd.............................  4,227     759,657
            SK Gas Co., Ltd.........................    560      26,582
            SK Innovation Co., Ltd..................  2,363     514,047
            SK Networks Co., Ltd.................... 17,050     188,946
            SK Telecom Co., Ltd.....................    191      28,939
            SK Telecom Co., Ltd. ADR................  6,000     113,880
            SKC Co., Ltd............................  3,450     198,442
            S-Oil Corp..............................  2,603     389,180
            Songwon Industrial Co., Ltd.............  2,850      39,936
           *Ssangyong Cement Industrial Co., Ltd....  4,260      27,146
            STX Corp................................  3,714      92,677
            STX Engine Co., Ltd.....................  2,720      73,685
            STX Offshore & Shipbuilding Co., Ltd....  6,690     197,527
            STX Pan Ocean Co., Ltd.................. 17,890     145,199
           *Sung Jin Geotec Co., Ltd................  2,900      48,424
           *Sunkyong Securities Co., Ltd............ 27,790      55,119
            Tae Kwang Industrial Co., Ltd...........     85     120,530
            Taeyoung Engineering & Construction..... 14,580      76,280
           *Tai Han Electric Wire Co., Ltd.......... 18,426      89,232
           *Teems, Inc..............................    212       5,223
           *Tong Yang Life Insurance................  5,320      63,604
           *Tong Yang Major Corp....................  5,710      10,038
           *Tong Yang Securities, Inc............... 13,340      98,225
            Unid Co., Ltd...........................  1,490     101,109
            Woongjin Coway Co., Ltd.................  2,960      98,922
           *Woongjin Holdings Co., Ltd..............  8,620      72,573
            Woori Finance Holdings Co., Ltd......... 23,000     314,301
            Woori Finance Holdings Co., Ltd. ADR....  1,200      48,636
           *Woori Investment & Securities Co., Ltd.. 15,770     316,581
            Youlchon Chemical Co., Ltd..............  1,990      16,450
            Young Poong Corp........................    159     137,839
            Youngone Corp...........................  8,136      85,494
            Youngone Holdings Co., Ltd..............  2,034      69,626
            Yuhan Corp..............................  1,428     191,180
                                                            -----------
         TOTAL SOUTH KOREA..........................         48,272,276
                                                            -----------

         SPAIN -- (1.8%)............................
            Abengoa SA..............................  5,851     195,061
            Abertis Infraestructuras SA............. 19,871     470,735
            Acciona SA..............................  4,337     504,502
            Acerinox SA............................. 18,950     380,695

                                     1081

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
                                                              Shares    Value++
                                                              ------    -----

SPAIN -- (Continued)
   Actividades de Construccion y Servicios SA...............   9,111 $  458,408
   Almirall SA..............................................   4,936     56,241
   Antena 3 de Television SA................................  11,791    109,296
   Banco Bilbao Vizcaya Argentaria SA.......................   6,996     89,616
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......... 146,546  1,877,254
   Banco de Sabadell SA..................................... 158,689    702,797
   Banco de Sabadell SA Convertible Shares..................   7,389      7,782
  #*Banco de Valencia SA....................................  15,725     63,580
   Banco Espanol de Credito SA..............................  12,873    120,258
   Banco Pastor SA..........................................  19,905     96,127
   Banco Popular Espanol SA................................. 133,571    800,124
   Banco Santander SA....................................... 203,200  2,594,965
   Banco Santander SA Sponsored ADR......................... 162,111  2,010,176
   Bankinter SA.............................................  48,061    358,492
  *Baron de Ley SA..........................................     336     24,118
   Bolsas y Mercados Espanoles SA...........................   8,287    280,552
   Caja de Ahorros del Mediterraneo SA......................   4,397     31,567
   Campofrio Food Group SA..................................   7,567    103,290
   Cementos Portland Valderrivas SA.........................   1,311     29,882
   Cia Espanola de Petroleos SA.............................   1,837     76,745
  *Cie Automotive SA........................................   3,317     29,294
   Cintra Concesiones de Infraestructuras de Transporte SA..  51,510    710,216
  *Codere SA................................................     996     16,126
   Construcciones y Auxiliar de Ferrocarriles SA............      91     55,449
  *Corporacion Dermoestetica SA.............................   2,321      5,789
   Criteria Caixacorp SA....................................  85,584    631,311
   Duro Felguera SA.........................................  12,115    102,949
   Ebro Foods SA............................................  10,600    261,535
   Elecnor SA...............................................   4,850     81,849
   Enagas SA................................................  12,546    310,194
  *Ercros SA................................................   3,310      5,070
   Faes Farma SA............................................  15,321     61,623
   Fluidra SA...............................................   1,631      6,878
   Fomento de Construcciones y Contratas SA.................   6,773    230,104
  *Gamesa Corp. Tecnologica SA..............................  16,603    156,010
   Gas Natural SDG SA.......................................  32,318    664,533
  *Gestevision Telec, Inc. SA...............................  12,473    140,209
   Grifols SA...............................................   5,464    108,158
   Grupo Catalana Occidente SA..............................   5,209    136,546
  *Grupo Empresarial Ence SA................................  29,854    124,944
  *Grupo Ezentis SA.........................................  61,846     40,951
   Iberdrola Renovables SA..................................  84,496    386,694
   Iberdrola SA............................................. 170,335  1,579,602
   Indra Sistemas SA........................................   3,869     87,755
   Industria de Diseno Textil SA............................   2,944    264,016
  *International Consolidated Airlines Group SA.............  10,448     41,659
  *Jazztel P.L.C............................................  24,797    151,609
  *La Seda de Barcelona SA.................................. 121,348     14,729
   Mapfre SA................................................  67,395    281,300
   Miquel y Costas & Miquel SA..............................   1,056     35,239
  *Natraceutical SA.........................................   6,210      3,162
  *NH Hoteles SA............................................  26,998    227,876
   Obrascon Huarte Lain SA..................................   2,765    113,273
   Papeles y Cartones de Europa SA..........................   9,942     60,960
   Pescanova SA.............................................   1,666     69,301
  *Promotora de Informaciones SA............................  18,075     51,130
   Prosegur Cia de Seguridad SA.............................     876     53,486
  *Realia Business SA.......................................  32,703     85,542
   Red Electrica Corporacion SA.............................   4,437    282,708
   Repsol YPF SA Sponsored ADR..............................  38,618  1,379,435
  *Sacyr Vallehermoso SA....................................  25,392    320,671

                                     1082

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CONTINUED


                                                   Shares     Value++
                                                   ------     -----

          SPAIN -- (Continued)....................
            *Service Point Solutions SA (B07NKR8).  4,595 $     3,053
            *Service Point Solutions SA (B3WDD75).  1,312         873
             Sol Melia SA.........................  8,245     107,494
            *SOS Corp. Alimentaria SA............. 55,007      52,171
             Tecnicas Reunidas SA.................  1,387      87,120
             Telecomunicaciones y Energia SA...... 11,185      36,438
             Telefonica SA Sponsored ADR.......... 31,425     847,218
            *Tubacex SA........................... 28,372     121,517
            *Tubos Reunidos SA.................... 18,902      62,416
             Vidrala SA...........................  2,287      73,532
             Viscofan SA..........................  6,063     267,290
            *Vocento SA...........................  1,129       5,964
            *Vueling Airlines SA..................  6,250      87,923
             Zardoya Otis SA......................  5,505      93,712
            *Zeltia SA............................ 14,916      62,159
                                                          -----------
          TOTAL SPAIN.............................         22,721,028
                                                          -----------

          SWEDEN -- (2.2%)........................
             Aarhuskarlshamn AB...................  3,332     109,188
             Acando AB............................ 11,914      31,940
            *Active Biotech AB....................  2,646      43,382
             AF AB................................  8,571     190,760
             Alfa Laval AB........................ 13,757     307,966
             Assa Abloy AB Series B...............  9,620     288,987
             Atlas Copco AB Series A..............  5,196     152,608
             Atlas Copco AB Series B..............  4,000     106,020
             Atrium Ljungberg AB Series B.........  1,041      14,544
             Avanza Bank Holding AB...............  1,371      50,158
             Axfood AB............................  2,200      80,803
             Axis Communications AB...............  3,800      96,885
             B&B Tools AB.........................  3,250      61,843
            *BE Group AB.......................... 14,179     105,703
             Beijer Alma AB.......................  1,231      28,572
            *Betsson AB...........................  1,645      37,058
             Bilia AB Series A....................  5,322     136,830
             Billerud AB.......................... 26,467     322,066
            *BioInvent International AB...........  2,561      11,509
             Bjorn Borg AB........................  4,436      43,464
            *Bjorn Borg AB Redemption Shares......  8,872       3,818
             Boliden AB........................... 42,450     957,475
            *Bure Equity AB....................... 19,879     112,866
            *Castellum AB.........................  7,501     116,282
            *CDON Group AB........................  5,064      32,517
            #Clas Ohlson AB Series B..............  4,200      67,773
            *Diamyd Medical AB....................  1,373      28,362
             Duni AB..............................  6,289      69,819
            *Electrolux AB Series B............... 34,257     871,788
             Elekta AB Series B...................  6,495     296,418
             Enea AB..............................    846       7,458
            *Enea AB Redemption Shares............    846         697
            *Eniro AB............................. 20,661      78,157
            *Etrion Corp. AG......................  7,034       6,974
            *Fabege AB............................ 10,205     117,181
            *Fastighets AB Balder Class B.........  4,299      34,152
             G & L Beijer AB Series B.............  1,454      68,283
             Getinge AB........................... 16,009     425,906
            *Gunnebo AB........................... 16,668     118,178
             Hakon Invest AB......................  9,006     158,828
            *Haldex AB............................ 13,233     233,357
             Hennes & Mauritz AB Series B.........  8,686     306,982
             Hexagon AB........................... 29,544     767,611

                                     1083

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CONTINUED


                                                        Shares    Value++
                                                        ------    -----

       SWEDEN -- (Continued)..........................
          Hexpol AB...................................   5,500 $  142,445
         *HIQ International AB........................  11,814     79,763
          Hoganas AB Series B.........................   3,731    154,953
          Holmen AB...................................   8,144    300,539
          HQ AB.......................................     274        179
          Hufvudstaden AB Class A.....................   4,819     61,817
          Husqvarna AB Series A.......................  12,001     94,201
         #Husqvarna AB Series B.......................  52,146    410,258
          Industrial & Financial Systems AB Series B..   3,666     75,209
         *Intrum Justitia AB..........................   6,967    105,585
          JM AB.......................................  11,904    339,894
          KappAhl AB..................................   6,690     39,643
          Klovern AB..................................   3,406     18,487
         *KNOW IT AB..................................   4,124     60,603
          Kungsleden AB...............................   4,911     51,814
         *Lennart Wallenstam Byggnads AB Series B.....     588     19,167
         *Lindab International AB.....................   8,673    115,765
         *Loomis AB...................................  13,853    220,016
         *Lundin Petroleum AB.........................  30,814    467,659
          Meda AB Series A............................  37,902    401,541
         #*Medivir AB.................................   2,073     48,167
          Mekonomen AB................................   1,187     45,792
         *Micronic Mydata AB..........................  36,784     94,989
          Modern Times Group AB Series B..............   5,064    388,469
          NCC AB Series B.............................   9,442    252,494
         *Net Entertainment NE AB.....................     526      4,785
         *Net Entertainment NE AB Redemption Shares...     526        174
          New Wave Group AB Series B..................   9,099     74,933
          NIBE Industrier AB..........................   5,028     85,748
          Niscayah Group AB...........................  52,353    107,450
         *Nobia AB....................................  25,146    200,580
          Nolato AB Series B..........................   3,860     46,515
          Nordea Bank AB.............................. 182,805  2,084,251
         *ORC Software AB.............................   5,003     80,340
         *Orexo AB....................................   6,590     50,868
          Oriflame Cosmetics SA.......................   1,675     94,551
         *Pa Resources AB............................. 257,874    189,906
          Peab AB Series B............................  20,582    190,460
         *Pricer AB................................... 338,236     85,026
         *Proffice AB.................................   4,861     27,364
          Ratos AB....................................  12,418    513,245
          RaySearch Laboratories AB...................   3,663     20,691
         *Rederi AB Transatlantic.....................   7,086     30,551
         *Rezidor Hotel Group AB......................  24,283    175,176
         *RNB Retail & Brands AB......................  56,724     60,090
         *Rottneros AB................................  32,646     25,622
          Saab AB.....................................   4,099     92,595
         *Sagax AB....................................      56      1,945
          Sandvik AB..................................  12,296    260,672
         #*SAS AB.....................................  28,292     94,135
          Scania AB Series B..........................   3,481     90,437
         *Seco Tools AB...............................   2,812     54,503
          Securitas AB Series B.......................  26,189    328,240
          Skandinaviska Enskilda Banken AB Series A... 120,180  1,155,280
          Skanska AB Series B.........................  22,203    477,320
          SKF AB Series A.............................   1,000     31,419
          SKF AB Series B.............................  11,460    361,824
          Skistar AB..................................   3,440     59,186
         #*SSAB AB Series A...........................  26,922    481,138
         *SSAB AB Series B............................  11,446    178,975
          Svenska Cellulosa AB Series B...............  56,345    863,791

                                     1084

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CONTINUED


                                                          Shares     Value++
                                                          ------     -----

   SWEDEN -- (Continued)................................
      Svenska Handelsbanken AB Series A.................  27,663 $   959,332
      Sweco AB..........................................   3,342      35,658
      Swedbank AB Series A..............................  71,036   1,347,235
      Swedish Match AB..................................  12,943     459,368
     *Swedish Orphan Biovitrum AB.......................  24,564     102,114
      Systemair AB......................................     682      11,453
      Tele2 AB Series B.................................  21,576     541,834
     *Telefonaktiebolaget LM Ericsson AB................  78,800   1,195,674
     *Telefonaktiebolaget LM Ericsson AB Series A.......   2,863      42,087
      Telefonaktiebolaget LM Ericsson AB Sponsored ADR..  90,500   1,375,600
      TeliaSonera AB.................................... 125,141   1,021,269
     *TradeDoubler AB...................................   5,619      45,110
      Trelleborg AB Series B............................  34,926     422,666
     *Volvo AB Series A.................................  16,161     316,611
     *Volvo AB Series B.................................  46,957     922,815
     *Volvo AB Sponsored ADR............................   1,200      23,568
     *Wihlborgs Fastigheter AB..........................   1,487      44,782
                                                                 -----------
   TOTAL SWEDEN.........................................          28,637,579
                                                                 -----------

   SWITZERLAND -- (4.6%)................................
      ABB, Ltd. AG......................................  25,613     707,310
      ABB, Ltd. AG Sponsored ADR........................  43,600   1,198,564
      Acino Holding AG..................................     904      86,954
     *Actelion, Ltd. AG.................................   6,540     385,338
      Adecco SA.........................................  15,663   1,119,355
      Advanced Digital Broadcast Holdings SA............     855      24,662
     *AFG Arbonia-Forster Holding AG....................   3,805     157,253
      Allreal Holding AG................................   1,536     252,164
      Aryzta AG.........................................  13,784     768,851
     *Ascom Holding AG..................................   5,432      88,208
     *Austriamicrosystems AG............................   2,572     146,042
      Bachem Holdings AG................................     894      53,117
      Baloise Holding AG................................   8,462     936,542
     *Bank Coop AG......................................   1,724     133,927
      Bank Sarasin & Cie AG Series B....................   4,569     200,764
      Banque Cantonale de Geneve SA.....................      54      14,615
      Banque Cantonale Vaudoise AG......................     451     277,294
      Banque Privee Edmond de Rothschild SA.............       1      32,159
      Barry Callebaut AG................................     251     240,074
     *Basilea Pharmaceutica AG..........................     859      68,872
      Basler Kantonalbank AG............................     877     143,965
     *Belimo Holdings AG................................      41      94,853
      Bell AG...........................................      22      56,494
      Bellevue Group AG.................................     871      27,480
      Berner Kantonalbank AG............................     458     130,434
      BKW FMB Energie AG................................   1,385      92,069
     *Bobst Group AG....................................   1,063      51,526
     *Bossard Holding AG................................     419      72,930
      Bucher Industries AG..............................   2,398     584,957
      Burckhardt Compression Holding AG.................     863     277,435
      Centralschweizerische Kraftwerke AG...............     106      40,542
     *Charles Voegele Holding AG........................   2,425     193,791
     *Cie Financiere Tradition SA.......................     382      53,356
     *Clariant AG.......................................  34,594     718,169
      Coltene Holding AG................................     641      39,361
      Compagnie Financiere Richemont SA Series A........  25,724   1,663,806
      Conzzeta AG.......................................      35     105,271
      Credit Suisse Group AG............................  54,208   2,467,368
      Credit Suisse Group AG Sponsored ADR..............  55,982   2,546,621
      Daetwyler Holding AG..............................   1,325     130,173
     *Dufry AG..........................................   2,037     266,476

                                     1085

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
                                                             Shares    Value++
                                                             ------    -----

  SWITZERLAND -- (Continued)................................
     EFG International AG................................... 10,102 $  150,851
     EGL AG.................................................     81     67,864
     Emmi AG................................................    576    143,282
     EMS-Chemie Holding AG..................................    886    182,952
     Energiedienst Holding AG...............................    842     58,372
     Flughafen Zuerich AG...................................    586    258,214
     Forbo Holding AG.......................................    257    210,304
     Galenica Holding AG....................................    313    206,684
    *GAM Holding AG......................................... 34,150    673,100
    *Gategroup Holding AG...................................    761     40,786
     Geberit AG.............................................  1,952    456,715
    *George Fisher AG.......................................    564    368,770
     Givaudan SA............................................    993  1,104,906
     Gurit Holding AG.......................................    146    113,912
     Helvetia Holding AG....................................    884    415,050
     Holcim, Ltd. AG........................................ 31,260  2,723,747
    *Implenia AG............................................  1,132     41,059
    *Inficon Holding AG.....................................    242     57,072
    *Interroll Holding AG...................................     48     24,143
     Intershop Holding AG...................................     47     16,678
     Julius Baer Group, Ltd. AG............................. 27,071  1,266,862
     Kaba Holding AG........................................    510    227,732
    *Kardex AG..............................................  1,417     41,294
    *Komax Holding AG.......................................    777     96,920
     Kudelski SA............................................  6,080    111,498
     Kuehne & Nagel International AG........................  3,286    525,474
     Kuoni Reisen Holding AG................................    473    217,661
    *LEM Holding SA.........................................      5      3,460
    *Liechtensteinische Landesbank AG.......................  1,180    103,730
    *LifeWatch AG...........................................  1,152     10,190
     Lindt & Spruengli AG...................................      5    186,193
    #*Logitech International SA (B18ZRK2)................... 16,764    232,480
    *Logitech International SA (H50430232)..................  5,400     74,574
    *Lonza Group AG.........................................  7,365    633,374
     Luzerner Kantonalbank AG...............................    395    148,963
     Metall Zug AG..........................................     36    166,499
    #*Meyer Burger Technology AG............................  7,425    371,469
    *Micronas Semiconductor Holding AG......................  9,995     95,527
     Mobilezone Holding AG..................................  4,831     58,080
     Mobimo Holding AG......................................  1,132    274,017
     Nestle SA.............................................. 33,903  2,104,305
    *Nobel Biocare Holding AG...............................  5,337    118,552
     Novartis AG ADR........................................ 81,000  4,792,770
    *OC Oerlikon Corp. AG................................... 20,180    177,290
     Orell Fuessli Holding AG...............................    152     23,008
    *Panalpina Welttransport Holding AG.....................  1,540    208,634
     Partners Group Holding AG..............................    454     96,455
    *Petroplus Holdings AG.................................. 15,747    236,005
     Phoenix Mecano AG......................................    126    104,251
    *Precious Woods Holding AG..............................  1,004     21,707
     PSP Swiss Property AG..................................  2,990    272,196
    *PubliGroupe SA.........................................    200     35,212
    *Rieters Holdings AG....................................    562    242,180
     Roche Holding AG Bearer................................    671    118,757
     Roche Holding AG Genusschein...........................  9,111  1,478,897
     Romande Energie Holding SA.............................     37     70,970
     Schindler Holding AG...................................  1,376    177,212
    *Schmolz & Bickenbach AG................................  1,884     22,405
     Schulthess Group AG....................................  1,184     78,370
     Schweiter Technologies AG..............................    164    129,101
     Schweizerische National-Versicherungs-Gesellschaft AG..  3,184    136,913

                                     1086

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CONTINUED


                                                        Shares     Value++
                                                        ------     -----

      SWITZERLAND -- (Continued)
         SGS SA.......................................     180 $   357,663
        *Siegfried Holding AG.........................     352      42,687
         Sika AG......................................     261     666,685
         Sonova Holding AG............................   1,488     150,336
         St. Galler Kantonalbank AG...................     388     217,510
         Straumann Holding AG.........................     472     123,481
         Sulzer AG....................................   2,845     513,950
         Swatch Group AG (The)........................   3,405   1,676,742
         Swatch Group AG Registered Shares (The)......   5,478     486,606
         Swiss Life Holding AG........................   5,042     920,596
         Swiss Reinsurance Co., Ltd. AG...............  34,629   2,066,192
         Swisscom AG..................................     619     284,111
         Swisslog Holding AG..........................  37,989      38,665
         Swissquote Group Holding SA..................     755      48,430
         Syngenta AG ADR..............................   9,600     679,104
         Synthes, Inc.................................   7,869   1,356,182
         Tamedia AG...................................     237      38,940
         Tecan Group AG...............................   1,270     105,842
        *Temenos Group AG.............................   3,357     111,670
        *Tornos Holding AG............................   1,468      23,637
        *U-Blox AG....................................     616      35,244
        *UBS AG.......................................  83,955   1,680,155
        *UBS AG ADR................................... 128,000   2,560,000
        *Uster Technologies AG........................     445      18,024
         Valiant Holding AG...........................   2,100     298,592
         Valora Holding AG............................     855     291,937
         Vaudoise Assurances Holding SA...............      77      25,198
         Verwaltungs und Privat-Bank AG...............     749      99,116
        *Vetropack Holding AG.........................      35      76,641
        *Von Roll Holding AG..........................  14,867      77,407
         Vontobel Holdings AG.........................   4,260     173,670
         VZ Holding AG................................     145      22,628
         Winterthur Technologie AG....................     710      50,962
         Ypsomed Holdings AG..........................     537      35,344
         Zehnder Group AG.............................      54     170,455
        *Zueblin Immobilien Holding AG................   1,577       7,110
         Zuger Kantonalbank AG........................      17     110,051
         Zurich Financial Services AG.................  14,406   4,050,660
                                                               -----------
      TOTAL SWITZERLAND...............................          59,147,013
                                                               -----------

      TAIWAN -- (2.9%)
        *A.G.V. Products Corp.........................  78,000      37,640
         Ability Enterprise Co., Ltd..................  52,530      79,178
         Acbel Polytech, Inc.......................... 108,540      83,044
         Accton Technology Corp....................... 110,000      72,742
         Acer, Inc....................................  65,810     123,461
        *Action Electronics Co., Ltd..................  60,000      20,815
         Advanced Semiconductor Engineering, Inc......  65,818      77,088
        #Advanced Semiconductor Engineering, Inc. ADR.  28,961     170,870
         Advantech Co., Ltd...........................  26,000      86,260
        *ALI Corp.....................................  20,000      27,925
         Allis Electric Co., Ltd......................  33,000      12,931
         Alpha Networks, Inc..........................  11,000       8,794
         Altek Corp...................................  34,153      47,412
         Ambassador Hotel (The).......................  31,000      51,417
         Amtran Technology Co., Ltd................... 131,437     116,910
        *Arima Communications Corp....................  57,000      27,713
         Asia Cement Corp............................. 234,236     314,051
        *Asia Optical Co., Inc........................  23,000      44,337
         Asia Polymer Corp............................  66,000     118,725
         Asia Vital Components Co., Ltd...............  36,419      40,645

                                     1087

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CONTINUED


                                                         Shares  Value++
                                                         ------  -----

       TAIWAN -- (Continued).........................
          Asustek Computer, Inc......................    22,018 $198,771
         *AU Optronics Corp..........................   170,980  137,823
         *AU Optronics Corp. Sponsored ADR...........    20,322  164,608
          Audix Corp.................................    16,000   20,441
         *AV Tech Corp...............................    12,000   41,127
          Avermedia Technologies, Inc................    25,000   32,601
          Avision, Inc...............................    15,000   10,904
          Awea Mechantronic Co., Ltd.................    16,000   19,715
         *Bank of Kaohsiung..........................    50,000   24,458
         *Basso Industry Corp., Ltd..................     2,000    1,760
          BES Engineering Corp.......................   238,000   81,499
          C Sun Manufacturing, Ltd...................    26,000   24,236
          Capital Securities Corp....................   142,220   69,365
         *Career Technology (MFG) Co., Ltd...........    32,000   67,749
         *Carnival Industrial Corp...................    28,000    9,944
          Catcher Technology Co., Ltd................    52,360  329,534
          Cathay Financial Holdings Co., Ltd.........    90,305  150,987
          Cathay Real Estate Development Co., Ltd....   223,000  115,628
          Central Reinsurance Co., Ltd...............    28,000   17,361
          Champion Building Materials Co., Ltd.......    74,526   64,148
          Chang Hwa Commercial Bank..................   697,000  609,171
          Charoen Pokphand Enterprises Co., Ltd......    64,000   43,419
          Cheng Loong Corp...........................   159,000   78,692
          Cheng Shin Rubber Industry Co., Ltd........    61,875  156,412
          Cheng Uei Precision Industry Co., Ltd......    61,812  124,325
          Chenming Mold Industrial Corp..............    20,000   39,545
          Chia Hsin Cement Corp......................    66,300   41,751
          Chicony Electronics Co., Ltd...............    31,950   63,029
          Chilisin Electronics Corp..................    47,000   45,658
         *Chimei Innolux Corp........................   345,478  355,620
         *China Airlines, Ltd........................   326,924  209,280
          China Chemical & Pharmaceutical Co.........    99,000   92,796
          China Development Financial Holding Corp... 1,311,636  550,347
         *China Ecotek Corp..........................    11,000   26,067
          China Electric Manufacturing Co., Ltd......    48,000   42,400
          China General Plastics Corp................     3,000    1,588
          China Glaze Co., Ltd.......................    29,599   25,714
          China Life Insurance Co., Ltd..............   128,405  150,380
         *China Man-Made Fiber Co., Ltd..............   290,000  135,546
          China Metal Products Co., Ltd..............    89,248   93,977
          China Motor Co., Ltd.......................   110,000  104,293
         *China Petrochemical Development Corp.......   248,380  309,962
          China Steel Chemical Corp..................     8,000   49,284
          China Steel Corp...........................   355,366  440,060
          China Steel Structure Co., Ltd.............    24,000   25,313
          China Synthetic Rubber Corp................    50,224   53,829
         *China Wire & Cable Co., Ltd................    61,000   24,759
          Chinatrust Financial Holdings Co., Ltd.....   587,203  539,488
          Chinese Maritime Transport, Ltd............    15,000   31,400
          Chin-Poon Industrial Co., Ltd..............   126,126  104,733
          Chong Hong Construction Co.................    24,140   58,499
         *Chroma Ate, Inc............................    14,000   46,235
          Chun Yuan Steel Industrial Co., Ltd........    50,000   27,371
          Chung Hsin Electric & Machinery Co., Ltd...    81,000   50,991
         *Chung Hung Steel Corp......................    70,858   42,284
         *Chung Hwa Pulp Corp........................    49,000   28,452
          Chunghwa Telecom Co., Ltd..................    32,727  104,110
          Chunghwa Telecom Co., Ltd. ADR.............     1,520   47,956
         *Chungwa Picture Tubes Co., Ltd.............   622,656   83,747
         *Chuwa Wool Industry Co., Ltd...............    16,296   22,931
          Clevo Co., Ltd.............................    42,017   96,308

                                     1088

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
                                                            Shares  Value++
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

    TAIWAN -- (Continued).................................
      *CMC Magnetics Corp................................. 460,000 $112,056
       Collins Co., Ltd...................................  53,000   25,881
      *Compal Communications, Inc.........................  38,000   32,484
       Compal Electronics, Inc............................ 349,747  397,251
      *Compeq Manufacturing Co., Ltd...................... 172,000   99,800
      *Continental Holdings Corp.......................... 124,000   56,942
       Coxon Precise Industrial Co., Ltd..................   2,000    4,088
       CTCI Corp..........................................  46,444   58,781
      *Cyberlink Corp.....................................  14,000   40,005
       Cybertan Technology, Inc...........................  42,424   43,023
       DA CIN Construction Co., Ltd.......................  36,000   24,149
       Darfon Electronics Corp............................  51,000   65,137
       Delpha Construction Co., Ltd.......................  51,000   27,639
       Delta Electronics, Inc.............................  16,320   73,054
       Depo Auto Parts Industrial Co., Ltd................  32,000   80,595
       D-Link Corp........................................  93,062   88,834
       Dynamic Electronics Co., Ltd.......................  61,000   40,649
       E.Sun Financial Holding Co., Ltd................... 517,455  367,175
      *Eastern Media International Corp...................  70,000   16,982
       Eclat Textile Co., Ltd.............................  27,000   41,800
       Edom Technology Co., Ltd...........................  52,000   25,356
      *Elan Microelectronics Corp.........................  27,000   34,894
       Elite Material Co., Ltd............................  57,737   59,619
      *Elite Semiconductor Memory Technology, Inc.........  13,000   20,015
       Elitegroup Computer Systems Co., Ltd............... 205,000   71,366
      *EnTie Commercial Bank..............................  41,000   23,182
       Epistar Corp.......................................  85,169  283,159
       Eternal Chemical Co., Ltd.......................... 110,610  132,984
      *Eva Airways Corp................................... 207,619  191,427
       Evergreen International Storage & Transport Corp...  56,000   49,578
      *Evergreen Marine Corp., Ltd........................ 194,000  179,802
       Everlight Chemical Industrial Corp.................   8,000    7,985
       Everlight Electronics Co., Ltd.....................  19,225   55,040
      *Everspring Industry Co., Ltd.......................  90,000   28,639
       Excelsior Medical Co., Ltd.........................  13,793   46,579
       Far Eastern Department Stores Co., Ltd............. 116,818  206,806
       Far Eastern International Bank..................... 240,189  115,549
       Far Eastern New Century Corp.......................  83,502  131,461
       Far EasTone Telecommunications Co., Ltd............ 116,000  175,991
      *Farglory F T Z Investment Holding Co., Ltd.........  19,000   22,011
       Farglory Land Development Co., Ltd.................  39,000   89,122
       Federal Corp....................................... 132,840   90,348
       Feng Hsin Iron & Steel Co., Ltd....................  23,000   42,037
       Feng Tay Enterprise Co., Ltd.......................  34,980   38,474
       First Copper Technology Co., Ltd...................  49,000   24,461
       First Financial Holding Co., Ltd................... 362,594  336,419
       First Insurance Co., Ltd...........................  35,000   24,350
       First Steamship Co., Ltd...........................  39,105   94,936
      *FLEXium Interconnect, Inc..........................  15,000   34,940
      *Forhouse Corp......................................  52,000   48,823
      *Formosa Advanced Technologies Co., Ltd.............  10,000   12,879
       Formosa Chemicals & Fiber Co., Ltd.................  81,040  327,715
      *Formosa Epitaxy, Inc...............................  20,000   22,915
       Formosa Plastics Corp.............................. 112,430  460,417
       Formosa Taffeta Co., Ltd........................... 137,000  148,572
       Formosan Rubber Group, Inc......................... 117,000  119,069
      *Formosan Union Chemical Corp.......................  57,067   36,990
      *Fortune Electric Co., Ltd..........................  17,000   14,403
      *Founding Construction & Development Co., Ltd.......  31,000   24,862
       Foxconn Technology Co., Ltd........................  28,518  136,740
      *Froch Enterprise Co., Ltd..........................  29,000   17,931

                                     1089

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
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

       TAIWAN -- (Continued)............................
          Fubon Financial Holding Co., Ltd.............. 289,393 $425,109
          Fwusow Industry Co., Ltd......................  62,000   35,921
          G Shank Enterprise Co., Ltd...................  21,000   16,165
          Gamma Optical Co., Ltd........................  30,800   18,685
          Gem Terminal Industries Co., Ltd..............  18,000   12,335
         *Gemtek Technology Corp........................  22,460   28,898
          Getac Technology Corp.........................  95,000   48,337
          Giant Manufacture Co., Ltd....................  18,760   75,051
         *Giantplus Technology Co., Ltd.................  32,000   21,801
          Giga Storage Corp.............................  39,500   64,261
          Giga-Byte Technology Co., Ltd.................  82,000   85,318
          Gintech Energy Corp...........................  30,042   85,609
         *Global Brands Manufacture, Ltd................  21,000   13,173
          Globe Union Industrial Corp...................  41,000   45,747
         *Gold Circuit Electronics, Ltd.................  71,070   31,444
          Goldsun Development & Construction Co., Ltd... 233,292  118,339
          Grand Pacific Petrochemical Corp.............. 158,000  108,256
          Great China Metal Industry Co., Ltd...........  26,000   32,737
         *Great Taipei Gas Co., Ltd.....................  41,000   26,280
          Great Wall Enterprise Co. Ltd.................  39,690   49,362
         *Greatek Co., Ltd..............................  95,491   87,801
          Green Energy Technology, Inc..................  16,719   68,478
         *GTM Corp......................................  27,000   19,452
          Hannstar Board Corp...........................  47,299   28,624
         *HannStar Display Corp......................... 684,000  120,609
         *HannStar Touch Solution, Inc..................   8,026    7,306
         *Harvatek Corp.................................  22,000   24,584
          Hey Song Corp.................................  82,000   75,137
          Highwealth Construction Corp..................  35,147   78,128
         *Ho Tung Holding Corp..........................  67,200   47,280
         *Hocheng Corp..................................  66,000   27,019
          Holtek Semiconductor, Inc.....................  11,000   16,122
          Holy Stone Enterprise Co., Ltd................  43,827   54,581
          Hon Hai Precision Industry Co., Ltd...........  92,739  352,178
          Hong Tai Electric Industrial Co., Ltd.........  72,000   34,529
         *Hota Industrial Manufacturing Co., Ltd........  20,000   10,507
          Hotai Motor Co., Ltd..........................  28,000   87,777
          Hsin Kuang Steel Co., Ltd.....................  51,000   57,727
          HTC Corp......................................   3,307  150,524
          Hua Eng Wire & Cable Co., Ltd.................  59,000   23,327
          Hua Nan Financial Holding Co., Ltd............ 256,243  205,189
          Huaku Development Co., Ltd....................  20,238   59,503
          Huang Hsiang Construction Co..................   6,000   16,428
          Hung Poo Construction Corp....................  67,000   80,484
          Hung Sheng Construction Co., Ltd.............. 137,500   81,339
          Ichia Technologies, Inc.......................  63,000   39,350
         *I-Chiun Precision Industry Co., Ltd...........  12,000   11,705
          ICP Electronics, Inc..........................  25,000   49,958
          Infortrend Technology, Inc....................  60,320   78,081
         *Inotera Memories, Inc......................... 311,634  156,714
          Inventec Appliances Corp......................  14,000   11,307
          Inventec Co., Ltd............................. 293,412  157,987
         *I-Sheng Electric Wire & Cable Co., Ltd........  25,000   38,536
         *ITE Technology, Inc...........................  23,000   33,994
         *ITEQ Corp.....................................  31,000   51,140
         *Jenn Feng New Energy Co., Ltd.................  11,000   17,777
         *Johnson Health Tech Co., Ltd..................   7,000   13,929
          Kang Na Hsiung Enterprise Co., Ltd............  34,000   22,624
         *Kao Hsing Chang Iron & Steel Corp.............  69,000   15,846
          Kaulin Manufacturing Co., Ltd.................  25,000   33,474
          Kee Tai Properties Co., Ltd...................  62,540   37,738

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
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

         TAIWAN -- (Continued)
            Kenda Rubber Industrial Co., Ltd......... 115,562 $139,047
           *King Slide Works Co., Ltd................   9,000   46,578
           *King Yuan Electronics Co., Ltd........... 218,545  122,987
            Kingdom Construction Co., Ltd............  52,000   41,100
           *King's Town Bank......................... 212,000  137,082
            King's Town Construction Co., Ltd........  15,120   15,691
            Kinik Co.................................  26,000   64,168
           *Kinko Optical Co., Ltd...................  18,000   25,409
           *Kinpo Electronics, Inc................... 201,000   65,739
            Kinsus Interconnect Technology Corp......  53,000  185,165
           *Knowledge-Yield-Excellence Systems Corp..  67,040   55,389
           *KS Terminals, Inc........................  14,039   14,092
           *Kung Long Batteries Industrial Co., Ltd..   9,000   18,138
           *Kuoyang Construction Co., Ltd............  65,000   51,512
           *Kwong Fong Industries Corp...............  66,500   28,751
            L&K Engineering Co., Ltd.................  17,000   20,869
           *Lan Fa Textile Co., Ltd..................  26,780   16,037
            Largan Precision Co., Ltd................   4,000  127,149
            LCY Chemical Corp........................  49,470  146,533
            Lealea Enterprise Co., Ltd............... 177,493  103,475
            Lee Chi Enterprises Co., Ltd.............  96,000   47,163
           *Leofoo Development Co., Ltd..............  31,000   21,097
            Les Enphants Co., Ltd....................  20,364   32,595
           *Li Peng Enterprise Co., Ltd..............  18,000    9,375
            Lien Hwa Industrial Corp.................  95,423   73,285
           *LITE-ON IT Corp..........................  54,000   58,626
           *Lite-On Semiconductor Corp...............  62,000   38,168
            Lite-On Technology Corp.................. 330,014  418,464
            Long Chen Paper Co., Ltd.................  56,000   22,923
           *Lumax International Corp., Ltd...........  11,000   25,145
            Macronix International Co., Ltd.......... 519,250  341,384
            Marketech International Corp.............  22,000   15,332
            Masterlink Securities Corp............... 137,000   61,358
            Mayer Steel Pipe Corp....................  27,500   20,873
            Maywufa Co., Ltd.........................  49,000   28,490
            Media Tek, Inc...........................   7,048   78,042
            Mega Financial Holding Co., Ltd.......... 404,000  352,970
            Mercuries & Associates, Ltd..............  45,650   37,240
           *Merida Industry Co., Ltd.................  12,000   22,917
            Merry Electronics Co., Ltd...............  34,000   54,526
           *Microelectronics Technology, Inc......... 133,452   68,193
            Micro-Star International Co., Ltd........ 154,394   80,425
           *Min Aik Technology Co., Ltd..............  17,000   48,177
            Mirle Automation Corp....................  43,000   51,638
            Mitac International Corp................. 169,039   71,548
           *Mosel Vitelic, Inc.......................  39,858   18,599
            Nan Ya Plastic Corp...................... 155,750  478,399
            Nan Ya Printed Circuit Board Corp........  24,480   80,119
           *Nankang Rubber Tire Co., Ltd.............  39,000   61,941
            Nantex Industry Co., Ltd.................  11,880   11,768
           *Nanya Technology Corp....................  51,000   25,909
            National Petroleum Co., Ltd..............  67,000   93,398
            Nien Hsing Textile Co., Ltd..............  82,875   69,557
           *Ocean Plastics Co., Ltd..................  14,000   10,481
           *Opto Tech Corp...........................  92,000   63,299
           *Orient Semiconductor Electronics, Ltd.... 103,000   26,637
            Oriental Union Chemical Corp.............  82,720  121,592
           *Pan Jit International, Inc...............  43,940   56,586
           *Pan-International Industrial Corp........  54,309   69,094
           *Paragon Technologies Co., Ltd............   7,000   12,410
           *Pegatron Corp............................  59,261   62,701

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
                                                             Shares  Value++
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

    TAIWAN -- (Continued)
       Polaris Securities Co., Ltd......................... 318,000 $229,082
       Pou Chen Corp....................................... 290,528  274,496
      *Power Quotient International Co., Ltd...............  20,000   10,766
       Powertech Technology, Inc...........................  13,000   47,292
       President Chain Store Corp..........................  14,768   81,072
       President Securities Corp........................... 116,480   77,463
       Prince Housing & Development Corp...................  61,131   45,119
       Promise Technology, Inc.............................  34,874   28,496
      *Qisda Corp.......................................... 205,760  117,309
       Quanta Computer, Inc................................  36,007   71,068
       Radiant Opto-Electronics Corp.......................  51,050  154,661
       Radium Life Tech Corp............................... 163,547  207,715
       Ralec Electronic Corp...............................   8,416   18,518
      *Realtek Semiconductor Corp..........................  60,127  119,788
      *Ritek Corp.......................................... 419,759  119,766
       Ruentex Development Co., Ltd........................  24,000   40,032
       Ruentex Industries, Ltd.............................  49,000  138,536
      *Sampo Corp..........................................  82,155   34,463
      *San Fang Chemical Industry Co., Ltd.................   9,000   11,441
      *Sanyang Industrial Co., Ltd......................... 215,000  124,105
       Sanyo Electric Taiwan Co., Ltd......................  15,000   17,200
      *ShenMao Technology, Inc.............................   9,000   16,158
      *Shih Wei Navigation Co., Ltd........................  17,000   23,110
       Shihlin Electric & Engineering Corp.................  57,000   71,745
      *Shihlin Paper Corp..................................  16,000   34,882
      *Shin Kong Financial Holding Co., Ltd................ 703,169  308,725
      *Shin Zu Shing Co., Ltd..............................  11,549   28,134
      *Shining Building Business Co., Ltd..................  20,000   26,530
       Shinkong Insurance Co., Ltd.........................  26,000   21,818
       Shinkong Synthetic Fibers Co., Ltd.................. 209,201   97,017
       Sigurd Microelectronics Corp........................  75,000   70,870
       Silicon Integrated Systems Corp..................... 167,380   94,562
       Siliconware Precision Industries Co................. 169,000  226,627
       Siliconware Precision Industries Co. Sponsored ADR..   2,626   17,804
       Sinbon Electronics Co., Ltd.........................  32,000   26,421
       Sincere Navigation Corp.............................  41,125   47,367
       Sinkang Industries, Ltd.............................  14,000    8,736
       Sinkong Textile Co., Ltd............................  70,000   97,547
       Sinon Corp..........................................  48,000   23,298
       SinoPac Holdings Co., Ltd........................... 833,000  395,831
       Sinphar Pharmaceutical Co., Ltd.....................  22,766   27,194
      *Sitronix Technology Corp............................  21,000   38,366
      *Solomon Technology Corp.............................  54,000   24,836
       South East Soda Manufacturing Co., Ltd..............  37,000   46,707
       Southeast Cement Co., Ltd...........................  33,000   14,743
       SPI Electronic Co., Ltd.............................  26,518   29,277
       Spirox Corp.........................................  29,000   22,343
       Springsoft, Inc.....................................  57,000   67,345
       Standard Chemical & Pharmaceutical Co., Ltd.........  19,000   21,483
       Standard Foods Taiwan, Ltd..........................  39,853  128,976
       Stark Technology, Inc...............................  41,000   37,833
       Sunonwealth Electric Machine Industry Co., Ltd......  39,000   34,241
      *Sunplus Technology Co., Ltd.........................  70,299   46,095
      *Sunrex Technology Corp..............................  80,000   78,860
      *Super Dragon Technology Co., Ltd....................  13,000   21,505
       Supreme Electronics Co., Ltd........................  13,000   12,472
       Synnex Technology International Corp................  59,248  151,464
       T.JOIN Transportation Co., Ltd......................  16,000   19,204
       Ta Chen Stainless Pipe Co., Ltd..................... 127,957   91,449
      *Ta Chong Bank, Ltd.................................. 246,800   99,343
       Ta Ya Electric Wire & Cable Co., Ltd................  86,000   26,864

                                     1092

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
                                                           Shares  Value++
                                                           ------  -----

      TAIWAN -- (Continued)
         TA-I Technology Co., Ltd......................    22,000 $ 24,355
        *Taichung Commercial Bank......................   111,579   46,818
         Tainan Enterprises Co., Ltd...................    17,000   25,084
         Tainan Spinning Co., Ltd......................   142,800   95,962
        *Taishin Financial Holdings Co., Ltd...........   702,678  414,170
         Taisun Enterprise Co., Ltd....................    45,000   28,733
        *Taita Chemical Co., Ltd.......................    99,000   57,953
        *Taiwan Business Bank..........................   351,520  143,093
         Taiwan Cement Corp............................   471,137  692,187
         Taiwan Cogeneration Corp......................    64,480   44,832
         Taiwan Cooperative Bank.......................   461,230  387,300
         Taiwan Fertilizer Co., Ltd....................    61,000  205,818
         Taiwan Fire & Marine Insurance Co., Ltd.......    22,040   20,544
         Taiwan Glass Industrial Corp..................   154,848  253,158
         Taiwan Hon Chuan Enterprise Co., Ltd..........    33,273   97,431
        *Taiwan Land Development Corp..................    94,713   49,821
         Taiwan Life Insurance Co., Ltd................    34,619   34,866
         Taiwan Mask Corp..............................   107,950   46,034
         Taiwan Mobile Co., Ltd........................    22,000   56,814
        *Taiwan Navigation Co., Ltd....................    13,000   14,865
         Taiwan Paiho Co., Ltd.........................    75,600   94,232
        *Taiwan Pulp & Paper Corp......................    88,000   53,058
         Taiwan Sakura Corp............................    15,000   12,020
         Taiwan Secom Co., Ltd.........................    22,000   42,257
         Taiwan Semiconductor Manufacturing Co., Ltd...   126,465  327,100
         Taiwan Sogo Shinkong Security Co., Ltd........    52,000   45,596
         Taiwan Styrene Monomer Corp...................   186,000   92,487
         Taiwan Tea Corp...............................   123,704   77,758
         Taiyen Biotech Co., Ltd.......................    33,000   29,490
        *Tatung Co., Ltd...............................   247,732  124,354
        *Teapo Electronic Corp.........................    81,254   23,189
         Teco Electric & Machinery Co., Ltd............   274,000  194,126
        *Test Research, Inc............................    21,000   41,153
         Test-Rite International Co., Ltd..............    96,425   77,202
        *Thinking Electronic Industrial Co., Ltd.......    15,000   24,339
        *Thye Ming Industrial Co., Ltd.................    34,000   46,365
         Ton Yi Industrial Corp........................    79,000   47,827
         Tong Yang Industry Co., Ltd...................    37,000   53,339
         Topco Scientific Co., Ltd.....................    40,800   60,863
         Transcend Information, Inc....................    31,483   92,645
         Tripod Technology Corp........................    27,000  127,938
         Tsann Kuen Enterprise Co., Ltd................    12,913   28,556
         TSRC Corp.....................................    35,000  104,677
         TTET Union Corp...............................    10,000   18,514
         Tung Ho Steel Enterprise Corp.................    78,254   92,661
         TXC Corp......................................    35,698   70,185
         TYC Brother Industrial Co., Ltd...............    41,000   24,601
        *Tycoons Group Enterprise Co., Ltd.............   127,354   39,425
        *Tyntek Corp...................................    26,000   19,159
         Tze Shin International Co., Ltd...............    37,080   16,600
         U-Ming Marine Transport Corp..................    39,000   84,565
         Unimicron Technology Corp.....................   156,356  257,931
        *Union Bank of Taiwan..........................   222,343   83,635
         Uni-President Enterprises Corp................    90,550  130,513
        *Unitech Printed Circuit Board Corp............    71,000   47,848
         United Integration Service Co., Ltd...........    20,000   30,564
         United Microelectronics Corp.................. 1,124,453  586,908
         Universal Cement Corp.........................    84,000   55,586
        *Universal Microelectronics Co., Ltd...........    38,000   21,958
         UPC Technology Corp...........................   148,918  126,376
         USI Corp......................................   147,840  198,223

                                     1093

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
                                                          Shares     Value++
                                                          ------     -----

    TAIWAN -- (Continued)
      *U-Tech Media Corp..............................    46,000 $    14,384
      *Via Technologies, Inc..........................     9,600       9,356
       Wah Lee Industrial Corp........................    35,000      70,372
      *Walsin Lihwa Corp..............................   469,000     272,243
      *Walsin Technology Corp., Ltd...................    68,000      41,734
       Walton Advanced Engineering, Inc...............    69,385      34,706
      *Wan Hai Lines Co., Ltd.........................   188,150     144,153
       Waterland Financial Holdings Co., Ltd..........   346,114     165,027
       Wei Chuan Food Corp............................    71,000      83,269
       Weikeng Industrial Co., Ltd....................    26,000      25,352
       Wellypower Optronics Corp......................    51,000      59,010
      *Weltrend Semiconductor, Inc....................    12,000       8,885
      *Winbond Electronics Corp.......................   380,000     120,211
      *Wintek Corp....................................   171,000     250,216
       Wistron Corp...................................   125,327     225,851
       Wistron NeWeb Corp.............................    68,344     263,127
       WPG Holdings, Ltd..............................    93,855     173,855
       WT Microelectronics Co., Ltd...................    57,000     100,343
      *WUS Printed Circuit Co., Ltd...................    65,000      40,901
       Yageo Corp.....................................   283,000     153,660
      *Yang Ming Marine Transport Corp................   209,599     177,786
       Yeung Cyang Industrial Co., Ltd................    51,000      42,252
       Yieh Phui Enterprise Co., Ltd..................   189,478      74,290
       Young Fast Optoelectronics Co., Ltd............     4,191      28,743
       Yuanta Financial Holding Co., Ltd..............   394,000     274,204
       Yuen Foong Yu Paper Manufacturing Co., Ltd.....   155,019      72,094
       Yulon Motor Co., Ltd...........................   148,223     308,948
       Yung Tay Engineering Co., Ltd..................   104,000     194,431
      *YungShin Global Holding Corp...................    39,000      68,090
       Zenitron Corp..................................    22,000      16,798
       Zig Sheng Industrial Co., Ltd..................   114,695      76,523
      *Zinwell Corp...................................    10,000      17,521
       Zippy Technology Corp..........................    12,000      10,693
      *Zyxel Communication Corp.......................    62,000      55,557
                                                                 -----------
    TOTAL TAIWAN......................................            37,507,902
                                                                 -----------

    THAILAND -- (0.5%)
       Advance Info Service PCL (Foreign).............    16,300      50,511
      *Airports of Thailand PCL (Foreign).............    55,800      69,166
       Asian Property Development PCL (Foreign).......   234,700      49,535
       Bangchak Petroleum PCL (Foreign)...............    93,300      67,201
       Bangkok Bank PCL (Foreign).....................    48,000     273,367
       Bangkok Bank PCL (Foreign) NVDR................    20,200     115,042
       Bangkok Dusit Medical Services PCL (Foreign)...    50,300      88,046
       Bangkok Expressway PCL (Foreign)...............   112,000      67,162
      *Bangkokland PCL (Foreign)...................... 1,308,300      33,310
       Bank of Ayudhya PCL (Foreign)..................    70,100      67,517
       Banpu PCL (Foreign)............................       400       9,997
       BEC World PCL (Foreign)........................    65,200      75,357
       Big C Supercenter PCL (Foreign)................    46,100     133,590
       Cal-Comp Electronics (Thailand) PCL (Foreign)..   387,500      43,618
       Central Pattana PCL (Foreign)..................    68,200      67,400
       CH Karnchang PCL (Foreign).....................   152,300      43,879
       Charoen Pokphand Foods PCL (Foreign)...........   340,100     336,112
       Delta Electronics (Thailand) PCL (Foreign).....    86,000      75,628
       Electricity Generating PCL (Foreign)...........    22,000      71,859
      *Esso Thailand PCL (Foreign)....................   137,000      49,568
       Glow Energy PCL (Foreign)......................    61,900      94,872
       Hana Microelectronics PCL (Foreign)............   139,200     115,184
       Hermraj Land & Development PCL (Foreign)....... 1,110,400      86,302
       IRPC PCL (Foreign)............................. 1,151,400     239,152

                                     1094

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CONTINUED


                                                                Shares    Value++
                                                                ------    -----

THAILAND -- (Continued).....................................
  *Italian-Thai Development PCL (Foreign) NVDR..............   621,100 $   91,969
   Kasikornbank PCL (Foreign)...............................    26,900    117,152
   Kasikornbank PCL (Foreign) NVDR..........................    28,100    119,084
   Khon Kaen Sugar Industry PCL (Foreign)...................    74,900     34,125
   Kiatnakin Finance PCL (Foreign)..........................    50,300     55,608
   Krung Thai Bank PCL (Foreign)............................   481,100    315,898
   Land & Houses PCL (Foreign)..............................   212,200     47,274
   LPN Development PCL (Foreign)............................   161,500     57,891
   Major Cineplex Group PCL (Foreign).......................   132,200     67,761
   MBK PCL (Foreign)........................................    18,300     59,927
   MCOT PCL (Foreign).......................................    36,000     37,085
  *Minor International PCL (Foreign)........................    76,800     32,418
   Polyplex PCL (Foreign)...................................    37,600     29,349
   Precious Shipping PCL (Foreign)..........................   165,000    102,814
   Preuksa Real Estate PCL (Foreign)........................   168,300    115,019
   PTT Aromatics & Refining PCL (Foreign)...................   165,700    228,982
   PTT Chemical PCL (Foreign)...............................    66,400    355,913
   PTT Exploration & Production PCL (Foreign)...............    11,700     72,905
   PTT PCL (Foreign)........................................    33,000    414,573
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    39,100     52,395
   Rojana Industrial Park PCL (Foreign).....................   149,500     60,100
  *Sahaviriya Steel Industries PCL (Foreign)................   741,840     33,551
   Siam Cement PCL (Foreign) NVDR (The).....................    10,400    130,653
   Siam City Cement PCL (Foreign)...........................    13,200     95,960
   Siam Commercial Bank PCL (Foreign).......................    15,700     61,012
   Siam Makro PCL (Foreign).................................    14,000     77,621
  *Somboon Advance Technology PCL (Foreign).................    66,600     46,408
   Supalai PCL (Foreign)....................................   222,900     89,608
  *Tata Steel (Thailand) PCL (Foreign)...................... 1,030,600     51,098
   Thai Airways International PCL (Foreign).................   105,000    134,548
   Thai Oil PCL (Foreign)...................................    81,600    230,995
   Thai Plastic & Chemicals PCL (Foreign)...................    68,200     63,402
   Thai Stanley Electric (Thailand) PCL (Foreign)...........     9,600     51,136
   Thai Tap Water Supply PCL (Foreign)......................    64,900     13,045
   Thai Union Frozen Products PCL (Foreign).................    79,800    123,643
   Thai Vegetable Oil PCL (Foreign).........................    36,400     34,144
   Thanachart Capital PCL (Foreign).........................   143,400    146,523
   Thoresen Thai Agencies PCL (Foreign).....................    91,190     68,125
   Tisco Financial Group PCL (Foreign)......................    70,800     89,538
  *TMB Bank PCL (Foreign)................................... 1,963,300    152,591
  *Total Access Communication PCL (Foreign).................   114,100    193,034
   TPI Polene PCL (Foreign).................................   112,300     47,403
  *True Corp. PCL (Foreign).................................   289,700     49,011
   Vanachai Group PCL (Foreign).............................   276,600     48,648
                                                                       ----------
TOTAL THAILAND..............................................            6,823,314
                                                                       ----------

TURKEY -- (0.5%)............................................
   Adana Cimento Sanayii Ticaret A.S. Class A...............    12,989     48,600
   Akbank T.A.S.............................................    36,621    190,379
   Akcansa Cimento Sanayi ve Ticaret A.S....................     9,502     49,135
  *Akenerji Elektrik Uretim A.S.............................    53,168    134,092
   Aksa Akrilik Kimya Sanayii A.S...........................    22,500     61,636
   Aksigorta A.S............................................    34,947     45,882
   Alarko Holding A.S.......................................    25,818     63,694
  *Albaraka Turk Katilim Bankasi A.S........................    27,804     46,799
   Anadolu Anonim Turk Sigorta Sirketi A.S..................    54,184     47,840
  *Anadolu Cam Sanayii A.S..................................    29,644     71,912
   Anadolu Efes Biracilik ve Malt Sanayi A.S................     4,187     64,293
   Arcelik A.S..............................................    31,373    177,838
   Aselsan Elektronik Sanayi Ve Ticaret A.S.................    13,484     79,699
   Asya Katilim Bankasi A.S.................................    15,598     30,895

                                     1095

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CONTINUED


                                                                                 Shares  Value++
                                                                                 ------  -----

TURKEY -- (Continued)..........................................................
   Aygaz A.S...................................................................  35,134 $261,079
  *Bagfas Bandirma Gubre Fabrikalari A.S.......................................     350   43,293
   Bati Anabolu Cimento A.S....................................................   4,607   25,172
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...........................   5,556   38,015
   BIM BirlesikMagazalar A.S...................................................   2,110   73,509
   Bolu Cimento Sanayii A.S....................................................  36,017   45,023
   Cimsa Cimento Sanayi ve Ticaret A.S.........................................  13,328   89,886
  *Coca-Cola Icecek A.S........................................................   4,509   67,850
  *Deva Holding A.S............................................................  17,173   35,244
  *Dogan Sirketler Grubu Holdings A.S.......................................... 130,448  103,558
  *Dogan Yayin Holding A.S.....................................................  57,428   68,234
  *Dogus Otomotiv Servis ve Ticaret A.S........................................  22,522   88,887
  *EGE Seramik Sanayi ve Ticaret A.S...........................................  56,665  113,160
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S...  74,964  128,151
   Enka Insaat ve Sanayi A.S...................................................  11,317   49,507
  *Eregli Demir ve Celik Fabrikalari T.A.S.....................................  59,690  181,746
  *Eregli Demir ve Celik Fabrikalari T.A.S.....................................  20,518   58,547
   Ford Otomotiv Sanayi A.S....................................................  16,378  166,547
  *Global Yatirim Holding A.S..................................................  67,511   60,444
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........................     901   52,245
  *GSD Holding A.S.............................................................  50,000   37,176
   Haci Omer Sabanci Holding A.S...............................................      --        2
   Hurriyet Gazetecilik ve Matbaacilik A.S.....................................  31,589   41,134
  *Ihlas EV Aletleri A.S.......................................................  57,789   63,462
  *Ihlas Holding A.S...........................................................  90,361  109,636
  *Isiklar Yatirim Holding A.S.................................................  51,167   35,934
  *Izmir Demir Celik Sanayi A.S................................................  34,356  129,712
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S..........................  31,120   25,583
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................. 103,836   62,735
   Kartonsan Karton Sanayi ve Ticaret A.S......................................     618   92,725
  *Kerevitas Gida Sanayii ve Ticaret A.S.......................................     954   53,125
   Koc Holding A.S. Series B...................................................  47,269  254,122
  *Koza Anadolu Metal Madencilik Isletmeleri A.S...............................  11,250   40,075
   Nortel Networks Netas Telekomuenikasyon A.S.................................   1,158  113,081
  *Nuh Cimento Sanayi A.S......................................................   4,083   38,961
   Otokar Otomotive Ve Savunma Sanayi A.S......................................   1,350   25,661
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......................   5,000   14,443
  *Petkim Petrokimya Holding A.S...............................................  38,764   67,343
   Pinar SUT Mamulleri Sanayii A.S.............................................   5,677   61,164
   Sekerbank T.A.S.............................................................  62,024   71,820
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................................  71,616  123,194
  *TAV Havalimanlari Holding A.S...............................................   9,894   49,847
   Tekfen Holding A.S..........................................................  22,283   95,598
   Tofas Turk Otomobil Fabrikasi A.S...........................................  14,097   81,047
  *Trakya Cam Sanayii A.S......................................................  26,521   64,850
   Tupras Turkiye Petrol Rafinerileri A.S......................................  13,873  451,399
   Turcas Petrol A.S...........................................................  40,683  115,060
   Turk Ekonomi Bankasi A.S....................................................  54,324   77,804
  *Turk Hava Yollari A.S.......................................................  63,886  188,338
   Turkcell Iletisim Hizmetleri AS.............................................   1,136    6,719
   Turkcell Iletisim Hizmetleri AS ADR.........................................   3,200   47,360
   Turkiye Garanti Bankasi A.S.................................................  61,127  316,586
   Turkiye Halk Bankasi A.S....................................................  12,538  108,678
   Turkiye Is Bankasi A.S......................................................  45,755  161,791
   Turkiye Sinai Kalkinma Bankasi A.S.......................................... 102,949  197,388
  *Turkiye Sise ve Cam Fabrikalari A.S.........................................  58,977  144,712
   Turkiye Vakiflar Bankasi T.A.O..............................................  79,200  210,271
   Ulker Biskuvi Sanayi A.S....................................................  18,064   72,216
   Vestel Beyaz Esya Sanayi ve Ticaret A.S.....................................  14,500   30,883
  *Vestel Elektronik Sanayi ve Ticaret A.S.....................................  24,328   43,455

                                     1096

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CONTINUED


                                                            Shares    Value++
                                                            ------    -----

  TURKEY -- (Continued)
    *Yapi ve Kredi Bankasi A.S............................  45,205 $  142,147
                                                                   ----------
  TOTAL TURKEY............................................          6,930,028
                                                                   ----------

  UNITED KINGDOM -- (13.8%)
    *888 Holdings P.L.C................................... 114,100     72,223
     A.G. Barr P.L.C......................................   2,494     57,501
     Aberdeen Asset Management P.L.C...................... 128,290    490,203
     Acal P.L.C...........................................   3,957     21,786
     Admiral Group P.L.C..................................   7,927    224,260
     Aegis Group P.L.C.................................... 177,254    415,343
    *Afren P.L.C..........................................  93,068    249,287
     Aga Rangemaster Group P.L.C..........................  23,457     48,348
     Aggreko P.L.C........................................  24,573    735,161
    *Alterian P.L.C.......................................  12,732     24,542
     Amec P.L.C...........................................  46,009    923,632
     Amlin P.L.C..........................................  87,662    613,145
     Anglo American P.L.C.................................  83,163  4,359,302
     Anglo Pacific Group P.L.C............................  12,369     65,441
     Anite P.L.C..........................................  20,267     21,764
    *Antisoma P.L.C....................................... 130,297      5,245
     Antofagasta P.L.C....................................  42,486    995,695
     Arena Leisure P.L.C..................................  29,322     14,843
     ARM Holdings P.L.C...................................  87,084    902,579
    *ARM Holdings P.L.C. Sponsored ADR....................  10,000    314,600
     Ashmore Group P.L.C..................................  27,484    171,723
     Ashtead Group P.L.C.................................. 131,407    444,897
     Associated British Foods P.L.C.......................  31,822    535,929
    *Assura Group, Ltd. P.L.C.............................  61,888     48,606
    #AstraZeneca P.L.C. Sponsored ADR.....................  17,600    877,008
    *Autonomy Corp. P.L.C.................................  13,981    377,324
     Aveva Group P.L.C....................................   1,771     47,425
     Aviva P.L.C.......................................... 259,294  1,940,544
    *Axis-Shield P.L.C....................................   9,938     51,677
     Babcock International Group P.L.C....................  50,166    537,380
     BAE Systems P.L.C.................................... 195,055  1,070,712
     Balfour Beatty P.L.C.................................  86,056    472,570
     Barclays P.L.C....................................... 504,400  2,397,912
     Barclays P.L.C. Sponsored ADR........................  22,067    420,376
    *Barratt Developments P.L.C........................... 170,369    318,763
     BBA Aviation P.L.C...................................  72,349    263,003
     Beazley P.L.C........................................ 112,147    246,030
     Bellway P.L.C........................................  24,545    290,614
     Berendsen P.L.C......................................  24,198    210,402
    *Berkeley Group Holdings P.L.C. (The).................  18,234    323,501
     BG Group P.L.C.......................................  82,756  2,131,089
     BG Group P.L.C. Sponsored ADR........................     400     50,820
     BHP Billiton P.L.C...................................  15,494    655,084
     BHP Billiton P.L.C. ADR..............................   6,800    572,424
     Bodycote P.L.C.......................................  42,113    274,371
    *Booker Group P.L.C...................................  94,121     94,653
     Bovis Homes Group P.L.C..............................  38,323    282,488
     BP P.L.C.............................................   1,306     10,040
     BP P.L.C. Sponsored ADR.............................. 173,823  8,020,193
     Brammer P.L.C........................................   5,482     26,631
     Brewin Dolphin Holdings P.L.C........................  15,123     43,612
     British American Tobacco P.L.C.......................  12,488    545,686
     British American Tobacco P.L.C. Sponsored ADR........   1,800    158,760
     British Sky Broadcasting Group P.L.C. Sponsored ADR..   4,853    272,642
     Britvic P.L.C........................................  21,967    150,441
     BT Group P.L.C. Sponsored ADR........................  17,500    578,550
    *BTG P.L.C............................................  44,573    185,421

                                     1097

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CONTINUED


                                                        Shares    Value++
                                                        ------    -----

       UNITED KINGDOM -- (Continued)
          Bunzl P.L.C.................................  27,739 $  345,387
          Burberry Group P.L.C........................  53,441  1,159,613
         *Bwin.Party Digital Entertainment P.L.C......  34,656     88,807
          Cable & Wireless Communications P.L.C....... 364,329    282,921
          Cable & Wireless Worldwide P.L.C............ 344,179    276,941
         *Cairn Energy P.L.C..........................  95,280    720,856
          Camellia P.L.C..............................     488     78,051
          Capita Group P.L.C..........................  16,762    206,314
         *Capital & Regional P.L.C....................  19,615     12,672
          Carillion P.L.C.............................  72,994    479,079
          Carnival P.L.C..............................  15,763    634,662
          Carnival P.L.C. ADR.........................   4,744    189,713
         *Carphone Warehouse Group P.L.C..............  39,638    263,193
          Castings P.L.C..............................   1,976      9,487
          Catlin Group, Ltd. P.L.C....................  66,466    439,488
         *Centamin Egypt, Ltd.........................  87,771    191,691
          Centrica P.L.C.............................. 115,683    621,262
          Charles Stanley Group P.L.C.................     382      1,987
          Charter International P.L.C.................  21,254    292,140
         *Chaucer Holdings P.L.C......................  74,406     68,643
          Chemring Group P.L.C........................  15,578    174,732
          Chesnara P.L.C..............................  16,414     69,738
          Chime Communications P.L.C..................   5,226     23,433
         *Cineworld Group P.L.C.......................   1,554      5,676
         *Clarkson P.L.C..............................     124      2,616
         *Clinton Cards P.L.C.........................  19,726      5,712
          Close Brothers Group P.L.C..................  20,786    281,985
         *Cobham P.L.C................................ 140,703    537,447
          Collins Stewart P.L.C.......................  29,710     42,020
         *Colt Group SA...............................  50,348    126,660
          Compass Group P.L.C.........................  53,254    521,111
          Computacenter P.L.C.........................  40,091    308,275
          Connaught P.L.C.............................  12,993      3,613
          Consort Medical P.L.C.......................   5,759     54,913
         *Cookson Group P.L.C.........................  47,999    575,847
          Costain Group P.L.C.........................   7,600     28,712
          Cranswick P.L.C.............................   7,431     93,708
          Croda International P.L.C...................  10,466    328,837
         *CSR P.L.C...................................  47,964    300,134
          Daily Mail & General Trust P.L.C. Series A..  31,357    261,602
          Dairy Crest Group P.L.C.....................  25,411    170,594
          De La Rue P.L.C.............................  17,287    229,770
         *Debenhams P.L.C............................. 191,188    218,337
          Dechra Pharmaceuticals P.L.C................   2,390     19,183
          Development Securities P.L.C................  21,496     78,002
          Devro P.L.C.................................  25,804    123,419
          Diageo P.L.C................................  11,221    228,271
          Diageo P.L.C. Sponsored ADR.................   3,600    292,932
          Dignity P.L.C...............................   2,620     33,540
          Diploma P.L.C...............................  23,973    147,827
         *Dixons Retail P.L.C......................... 676,121    163,078
          Domino Printing Sciences P.L.C..............  20,220    227,389
         *Drax Group P.L.C............................  61,483    452,834
          DS Smith P.L.C..............................  82,444    298,831
         *E2V Technologies P.L.C......................  10,437     23,475
         *easyJet P.L.C...............................  33,010    192,617
          Electrocomponents P.L.C.....................  60,447    281,367
          Elementis P.L.C.............................  78,622    216,879
         *EnQuest P.L.C...............................  76,343    178,260
         *Enterprise Inns P.L.C....................... 131,003    209,176
          Eurasian Natural Resources Corp. P.L.C......  20,458    313,507

                                     1098

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CONTINUED


                                                      Shares    Value++
                                                      ------    -----

        UNITED KINGDOM -- (Continued)...............
           Euromoney Institutional Investor P.L.C...  11,466 $  136,836
           Evolution Group P.L.C....................  21,433     25,603
          *Exillon Energy P.L.C.....................   1,510     11,824
           Experian P.L.C...........................  55,885    754,139
           F&C Asset Management P.L.C............... 121,110    161,217
           Fenner P.L.C.............................  46,111    300,079
           Fiberweb P.L.C...........................   5,671      7,105
           Fidessa Group P.L.C......................   2,349     69,212
           Filtrona P.L.C...........................  45,981    264,547
          *Findel P.L.C............................. 158,182     15,969
           FirstGroup P.L.C.........................  63,652    345,876
           Forth Ports P.L.C........................   6,034    163,560
          *Fortune Oil P.L.C........................  26,293      5,882
           French Connection Group P.L.C............  18,083     31,146
           Fresnillo P.L.C..........................   3,049     84,029
           G4S P.L.C................................ 181,068    836,208
           Galliford Try P.L.C......................  14,794    102,471
           Game Group P.L.C.........................  99,165     87,999
          *Gem Diamonds, Ltd........................  22,136    106,452
           Genus P.L.C..............................  11,662    194,673
           GKN P.L.C................................ 158,395    591,047
           GlaxoSmithKline P.L.C. Sponsored ADR.....  22,100    964,886
           Go-Ahead Group P.L.C.....................   6,307    149,244
           Greene King P.L.C........................  50,527    414,054
           Greggs P.L.C.............................  20,903    179,952
           Halfords Group P.L.C.....................  34,022    224,837
           Halma P.L.C..............................  31,900    199,228
           Hampson Industries P.L.C................. 124,566     54,882
           Hansard Global P.L.C.....................  17,609     50,039
          *Hansen Transmissions International NV....  58,109     48,228
          *Hardy Oil & Gas P.L.C....................  11,545     42,816
          *Hardy Underwriting Group P.L.C...........   1,763      8,373
           Hargreaves Lansdown P.L.C................  12,626    136,028
           Hays P.L.C...............................  65,299    130,066
           Headlam Group P.L.C......................   8,095     41,238
           Helical Bar P.L.C........................  28,366    123,915
          *Helphire P.L.C...........................  33,566      7,527
           Henderson Group P.L.C.................... 113,395    308,078
           Heritage Oil P.L.C.......................  15,730     65,759
           Hikma Pharmaceuticals P.L.C..............  18,463    242,628
           Hill & Smith Holdings P.L.C..............  15,225     85,513
           Hiscox, Ltd. P.L.C.......................  63,629    439,148
           HMV Group P.L.C.......................... 112,576     20,240
           Hochschild Mining P.L.C..................  26,850    275,624
           Hogg Robinson Group P.L.C................   5,147      5,066
           Holidaybreak P.L.C.......................  14,216     63,858
           Home Retail Group P.L.C.................. 111,176    410,359
           Homeserve P.L.C..........................  17,035    139,175
          *Howden Joinery Group P.L.C...............  68,123    129,064
           HSBC Holdings P.L.C...................... 333,538  3,638,181
           HSBC Holdings P.L.C. Sponsored ADR....... 131,675  7,172,337
           Hunting P.L.C............................  22,884    309,802
           Huntsworth P.L.C.........................  53,480     62,206
           Hyder Consulting P.L.C...................   2,420     14,706
           ICAP P.L.C...............................  47,504    412,207
           IG Group Holdings P.L.C..................  31,919    249,716
          *Imagination Technologies Group P.L.C.....  28,730    240,468
           IMI P.L.C................................  39,971    731,500
           Imperial Tobacco Group P.L.C.............  47,199  1,664,814
           Imperial Tobacco Group P.L.C. ADR........   1,300     92,170
          *Inchcape P.L.C...........................  58,002    354,071

                                     1099

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
                                                         Shares    Value++
                                                         ------    -----

     UNITED KINGDOM -- (Continued)...................
        Informa P.L.C................................    92,355 $  644,405
        Inmarsat P.L.C...............................    18,008    183,398
       *Innovation Group P.L.C.......................    25,202      7,283
       #Intercontinental Hotels Group P.L.C. ADR.....    14,100    310,905
       *International Consolidated Airlines Group SA.    99,239    394,847
       *International Ferro Metals, Ltd..............    99,556     40,200
        International Power P.L.C....................   252,987  1,400,218
        Interserve P.L.C.............................    29,922    140,662
        Intertek Group P.L.C.........................     6,743    239,543
        Invensys P.L.C...............................    49,272    280,545
        Investec P.L.C...............................    80,328    646,898
       *IP Group P.L.C...............................    40,893     35,133
        ITE Group P.L.C..............................    13,684     59,075
       *ITV P.L.C....................................   527,914    672,288
        James Fisher & Sons P.L.C....................     7,969     73,400
        Jardine Lloyd Thompson Group P.L.C...........    12,197    143,830
        JD Sports Fashion P.L.C......................     1,282     19,146
       *JD Wetherspoon P.L.C.........................    23,870    181,491
       *JJB Sports P.L.C.............................    19,600      8,512
        JKX Oil & Gas P.L.C..........................    20,803    106,740
        John Menzies P.L.C...........................    16,607    150,749
        John Wood Group P.L.C........................    60,249    699,082
        Johnson Matthey P.L.C........................    23,601    790,592
       *Johnston Press P.L.C.........................   211,939     28,235
        Kazakhmys P.L.C..............................    30,544    709,496
        Kcom Group P.L.C.............................    56,484     58,226
        Keller Group P.L.C...........................     8,903     98,109
        Kesa Electricals P.L.C.......................    78,383    169,194
        Kier Group P.L.C.............................     5,704    127,059
        Kingfisher P.L.C.............................   409,408  1,881,048
       *Kofax P.L.C..................................     8,547     67,442
        Ladbrokes P.L.C..............................    78,214    199,401
        Laird P.L.C..................................    39,349     92,700
        Lamprell P.L.C...............................    15,542     96,501
        Lancashire Holdings, Ltd. P.L.C..............    25,066    270,914
        Laura Ashley Holdings P.L.C..................    51,893     18,797
        Lavendon Group P.L.C.........................    44,236     72,222
        Legal & General Group P.L.C.................. 1,002,504  2,061,946
       *Lloyds Banking Group P.L.C...................   584,787    580,607
       *Lloyds Banking Group P.L.C. Sponsored ADR....   257,003  1,015,162
        Logica P.L.C.................................   214,297    485,494
        London Stock Exchange Group P.L.C............    21,928    320,067
        Lonmin P.L.C.................................    19,787    542,044
        Lookers P.L.C................................    34,191     37,416
        Low & Bonar P.L.C............................    44,867     46,081
       *Luminar Group Holdings P.L.C.................    29,908      4,761
        Man Group P.L.C..............................   244,093  1,021,491
        Management Consulting Group P.L.C............    23,934     14,706
        Marks & Spencer Group P.L.C..................   188,033  1,221,680
        Marshalls P.L.C..............................    34,860     70,819
        Marston's P.L.C..............................    83,842    152,075
        McBride P.L.C................................    42,318     94,675
       *McBride P.L.C. Redeemable Shares.............   846,360      1,414
       *Mears Group P.L.C............................     4,803     19,362
       *Mecom Group P.L.C............................     1,260      6,562
        Meggitt P.L.C................................   126,689    762,249
        Melrose P.L.C................................    60,641    359,325
        Melrose Resources P.L.C......................     2,371     10,997
        Michael Page International P.L.C.............    20,330    188,167
        Millennium & Copthorne Hotels P.L.C..........    26,083    230,677
       *Misys P.L.C..................................    28,894    152,401

                                     1100

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                     Shares    Value++
                                                     ------    -----

          UNITED KINGDOM -- (Continued)............
            *Mitchells & Butlers P.L.C.............  34,074 $  187,778
             Mitie Group P.L.C.....................  74,055    262,228
             Mondi P.L.C...........................  67,421    670,091
            *Moneysupermarket.com Group P.L.C......  76,979    120,983
             Morgan Crucible Co. P.L.C.............  61,543    319,830
             Morgan Sindall P.L.C..................   6,889     79,902
             Mothercare P.L.C......................  19,114    134,299
             Mouchel Group P.L.C...................   5,749      7,456
             N Brown Group P.L.C...................  29,289    148,637
            *National Express Group P.L.C..........  55,835    245,829
             National Grid P.L.C...................   3,316     34,022
             National Grid P.L.C. Sponsored ADR....  15,293    784,990
             Next P.L.C............................  12,985    486,510
             Northern Foods P.L.C..................  36,911     44,853
            *Northgate P.L.C.......................  22,554    128,931
             Northumbrian Water Group P.L.C........  52,862    310,135
             Novae Group P.L.C.....................  10,009     63,537
             Old Mutual P.L.C...................... 719,530  1,677,303
             Oxford Instruments P.L.C..............   5,840     72,784
             Pace P.L.C............................  58,128    156,376
             PayPoint P.L.C........................   4,568     35,847
             Pearson P.L.C.........................   3,121     59,816
             Pearson P.L.C. Sponsored ADR..........  62,532  1,191,235
            *Pendragon P.L.C....................... 223,487     88,030
             Pennon Group P.L.C....................  28,020    309,524
             Persimmon P.L.C.......................  49,363    399,321
             Petrofac, Ltd. P.L.C..................  18,548    468,902
             Petropavlovsk P.L.C...................  18,782    281,432
            *Phoenix IT Group, Ltd. P.L.C..........   2,221      7,961
             Photo-Me International P.L.C..........  39,461     29,612
             Premier Farnell P.L.C.................  42,543    203,008
            *Premier Foods P.L.C................... 533,257    286,711
            *Premier Oil P.L.C.....................  11,027    370,619
             Provident Financial P.L.C.............   7,074    119,236
             Prudential P.L.C...................... 133,912  1,732,466
             Prudential P.L.C. ADR.................  24,590    635,406
            *Punch Taverns P.L.C................... 158,338    208,309
             PV Crystalox Solar P.L.C..............  43,221     39,016
             PZ Cussons P.L.C......................  17,339     94,983
            *Qinetiq P.L.C......................... 231,939    469,635
            *Quintain Estates & Development P.L.C..  59,057     45,959
             Rank Group P.L.C......................  26,746     67,421
             Rathbone Brothers P.L.C...............  11,640    226,847
             Reckitt Benckiser Group P.L.C.........  10,751    598,259
            *Redrow P.L.C..........................  63,328    138,667
             Reed Elsevier P.L.C. ADR..............   5,600    199,136
             Regus P.L.C........................... 126,840    237,863
             Renishaw P.L.C........................   5,546    163,889
            *Rentokil Initial P.L.C................ 186,918    295,281
             Resolution, Ltd. P.L.C................ 246,206  1,246,798
             Restaurant Group P.L.C................  12,241     68,671
             Rexam P.L.C........................... 152,527    996,837
             Ricardo P.L.C.........................  11,315     69,209
             Rightmove P.L.C.......................  14,038    248,902
             Rio Tinto P.L.C.......................  18,769  1,369,479
             Rio Tinto P.L.C. Sponsored ADR........  10,791    790,009
             RM P.L.C..............................  12,287     30,369
             Robert Walters P.L.C..................  18,804     96,410
             Robert Wiseman Dairies P.L.C..........   6,656     35,104
             ROK P.L.C.............................  19,702         --
            *Rolls-Royce Group P.L.C............... 117,120  1,259,629

                                     1101

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares     Value++
                                                            ------     -----

  UNITED KINGDOM -- (Continued)
    *Rolls-Royce Group P.L.C. Series C................. 11,243,520 $    18,781
     Rotork P.L.C......................................      4,228     121,494
    *Royal Bank of Scotland Group P.L.C................  1,024,822     714,252
    *Royal Bank of Scotland Group P.L.C. Sponsored ADR.      1,100      15,345
     Royal Dutch Shell P.L.C. ADR......................    143,824  11,270,049
    *Royal Dutch Shell P.L.C. Series A.................        731      28,474
    *Royal Dutch Shell P.L.C. Series B.................     59,695   2,323,862
     RPC Group P.L.C...................................     36,380     203,609
     RPS Group P.L.C...................................     57,716     220,681
     RSA Insurance Group P.L.C.........................    568,967   1,311,177
     SABmiller P.L.C...................................     64,455   2,407,893
    *Safestore Holdings P.L.C..........................     11,971      30,874
     Sage Group P.L.C..................................    177,566     847,354
     Sainsbury (J.) P.L.C..............................    110,177     641,758
    *Salamander Energy P.L.C...........................     41,233     208,131
     Savills P.L.C.....................................     23,077     154,694
     Schroders P.L.C...................................     18,321     582,091
     Schroders P.L.C. Non-Voting.......................      9,829     255,218
     Scottish & Southern Energy P.L.C..................     64,410   1,461,250
    *SDL P.L.C.........................................     20,333     219,854
     Senior P.L.C......................................    105,537     269,651
     Serco Group P.L.C.................................     30,289     286,485
     Severfield-Rowen P.L.C............................     15,630      64,412
     Severn Trent P.L.C................................     13,573     341,206
     Shanks Group P.L.C................................     87,744     176,831
     Shire P.L.C. ADR..................................      3,900     363,519
    *SIG P.L.C.........................................     82,447     193,575
     Smith & Nephew P.L.C. Sponsored ADR...............      6,000     332,520
     Smiths Group P.L.C................................     16,965     378,281
     Smiths News P.L.C.................................     40,578      68,423
    *Soco International P.L.C..........................     29,992     194,832
    *Southern Cross Healthcare P.L.C...................     27,892       5,021
     Spectris P.L.C....................................     10,654     264,012
     Speedy Hire P.L.C.................................     55,394      28,959
     Spirax-Sarco Engineering P.L.C....................      8,485     285,282
     Spirent Communications P.L.C......................     84,310     205,652
    *Sports Direct International P.L.C.................     38,350     129,124
     St. Ives Group P.L.C..............................      9,000      15,210
     St. James's Place P.L.C...........................     25,442     150,943
     St. Modwen Properties P.L.C.......................     38,644     109,873
     Stagecoach Group P.L.C............................     59,157     244,213
     Standard Chartered P.L.C..........................    158,961   4,417,801
     Standard Life P.L.C...............................    378,566   1,434,577
     Sthree P.L.C......................................     10,289      75,398
    *Stolt-Nielsen, Ltd. P.L.C.........................      1,532      37,101
     Synergy Health P.L.C..............................     14,501     205,030
     TalkTalk Telecom Group P.L.C......................     79,276     184,234
    *Talvivaara Mining Co. P.L.C.......................      3,614      32,160
     Tate & Lyle P.L.C.................................     66,559     661,483
    *Taylor Wimpey P.L.C...............................    767,384     501,470
    *Telecity Group P.L.C..............................     21,324     187,693
     Tesco P.L.C.......................................    275,558   1,857,777
     Thomas Cook Group P.L.C...........................    116,841     335,243
     Thorntons P.L.C...................................     16,501      22,432
     Topps Tiles P.L.C.................................     17,420      21,221
     Travis Perkins P.L.C..............................     40,886     736,417
    *Trinity Mirror P.L.C..............................     98,032      79,504
     TT electronics P.L.C..............................     33,119      99,066
     TUI Travel P.L.C..................................     97,569     391,275
     Tullett Prebon P.L.C..............................     70,553     497,208
     Tullow Oil P.L.C..................................     20,507     492,026

                                     1102

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   Shares        Value++
                                                                                   ------        -----

UNITED KINGDOM -- (Continued)....................................................
  *UK Coal P.L.C.................................................................  35,646 $       24,125
   Ultra Electronics Holdings P.L.C..............................................   4,118        118,902
   Umeco P.L.C...................................................................   3,706         30,036
   Unilever P.L.C................................................................     294          9,551
   Unilever P.L.C. Sponsored ADR.................................................  10,600        345,242
  *Unite Group P.L.C.............................................................   9,252         33,264
   United Business Media P.L.C...................................................  19,429        196,485
   United Utilities Group P.L.C..................................................  38,902        411,083
   United Utilities Group P.L.C. ADR.............................................     154          3,248
  *Vectura Group P.L.C...........................................................  34,973         39,000
   Vedanta Resources P.L.C.......................................................  17,480        682,583
   Victrex P.L.C.................................................................   5,665        139,231
   Vitec Group P.L.C. (The)......................................................   9,565         98,484
   Vodafone Group P.L.C..........................................................  13,189         38,127
   Vodafone Group P.L.C. Sponsored ADR........................................... 290,342      8,454,759
   Weir Group P.L.C. (The).......................................................  28,894        930,639
   WH Smith P.L.C................................................................  26,434        208,214
   Whitbread P.L.C...............................................................  25,690        722,231
   William Hill P.L.C............................................................ 107,183        400,695
   William Morrison Supermarkets P.L.C........................................... 194,884        961,462
   Wincanton P.L.C...............................................................  14,780         26,064
  *Wolfson Microelectronics P.L.C................................................  35,460        141,012
  *Wolseley P.L.C................................................................  50,810      1,845,615
  *Wolseley P.L.C. ADR...........................................................   1,000          3,590
   WPP P.L.C.....................................................................     641          8,396
   WPP P.L.C. Sponsored ADR......................................................   9,909        646,959
   WS Atkins P.L.C...............................................................  18,555        241,892
   WSP Group P.L.C...............................................................   6,174         36,977
  *Xchanging P.L.C...............................................................  53,555         71,676
   Xstrata P.L.C................................................................. 176,940      4,538,334
  #*Yell Group P.L.C............................................................. 588,557         70,122
   Yule Catto & Co. P.L.C........................................................  26,581         96,774
                                                                                          --------------
TOTAL UNITED KINGDOM.............................................................            176,720,543
                                                                                          --------------

UNITED STATES -- (0.0%)..........................................................
  *Central European Media Enterprises, Ltd. Class A..............................   5,988        137,185
  *Walter Energy, Inc............................................................     263         36,303
                                                                                          --------------
TOTAL UNITED STATES..............................................................                173,488
                                                                                          --------------
TOTAL COMMON STOCKS..............................................................          1,202,013,976
                                                                                          --------------

PREFERRED STOCKS -- (1.4%).......................................................
BRAZIL -- (1.4%).................................................................
   AES Tiete SA..................................................................   7,800        128,661
   Alpargatas SA.................................................................  11,200         81,159
   Banco Bradesco SA Sponsored ADR............................................... 105,963      2,143,631
   Banco do Estado do Rio Grande do Sul SA.......................................  23,350        277,552
   Brasil Telecom SA ADR.........................................................   6,118        172,528
  *Braskem SA Preferred A........................................................  14,800        214,022
   Braskem SA Preferred A Sponsored ADR..........................................   7,677        229,005
   Centrais Electricas de Santa Catarina SA......................................   2,600         69,892
   Centrais Eletricas Brasilerias SA.............................................   4,000         73,252
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA.........................   2,800        124,231
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A..  13,040        592,798
   Cia de Bebidas das Americas SA Preferred ADR..................................  10,500        342,090
   Cia de Tecidos Norte de Minas--Coteminas SA...................................  11,500         34,284
   Cia de Transmissao de Energia Electrica Paulista SA Series A..................   3,600        116,178
   Cia Energetica de Minas Gerais SA.............................................   4,262         86,746
   Cia Energetica de Minas Gerais SA Sponsored ADR...............................   8,112        169,297
   Cia Energetica do Ceara SA Series A...........................................   5,000        108,378
  *Cia Paranaense de Energia SA Sponsored ADR Series A...........................   6,500        179,205
   Confab Industrial SA..........................................................  46,691        129,399

                                     1103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  Shares     Value++
                                                                                  ------     -----

BRAZIL -- (Continued)...........................................................
   Contax Participacoes SA......................................................   6,800 $   100,669
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................   6,200     151,295
   Ferbasa-Ferro Ligas Da Bahia SA..............................................  11,500      89,839
   Gerdau SA....................................................................   8,688     103,541
   Gerdau SA Sponsored ADR......................................................  59,400     717,552
  *Gol Linhas Aereas Inteligentes SA............................................   9,600     133,394
  *Inepar SA Industria e Construcoes............................................  14,900      48,019
   Itau Unibanco Holding SA.....................................................  58,539   1,367,473
   Itau Unibanco Holding SA ADR.................................................  18,232     433,010
   Klabin SA....................................................................  81,700     316,268
   Lojas Americanas SA..........................................................  19,900     177,091
   Marcopolo SA.................................................................  45,300     200,988
   Petroleo Brasileiro SA ADR................................................... 110,500   3,687,385
   Randon e Participacoes SA....................................................  39,900     298,768
   Saraiva SA Livreiros Editores................................................   5,100     125,620
  *Suzano Papel e Celullose SA..................................................  35,625     350,543
   TAM SA.......................................................................  10,900     221,783
   Tele Norte Leste Participacoes SA............................................   2,300      38,436
   Tele Norte Leste Participacoes SA ADR........................................  13,200     225,060
  #Telecomunicacoes de Sao Paulo SA ADR.........................................   5,840     158,322
   Telemar Norte Leste SA.......................................................   4,700     163,239
   Tim Participacoes SA ADR.....................................................   3,700     174,566
   Ultrapar Participacoes SA Sponsored ADR......................................  35,912     646,057
  *Unipar Participacoes SA Class B.............................................. 143,600      41,076
   Usinas Siderurgicas de Minas Gerais SA Series A..............................  40,300     412,427
   Vale SA Sponsored ADR........................................................  66,950   2,001,805
                                                                                         -----------
TOTAL BRAZIL....................................................................          17,656,534
                                                                                         -----------
TOTAL PREFERRED STOCKS..........................................................          17,656,534
                                                                                         -----------

RIGHTS/WARRANTS -- (0.0%).......................................................
BELGIUM -- (0.0%)...............................................................
  #*Agfa-Gevaert NV STRIP VVPR..................................................  13,597          40
  *Elia System Operator SA NV STRIP VVPR........................................     222         125
  #*Nyrstar NV STRIP VVPR.......................................................  10,920          65
  *Tessenderlo Chemie NV STRIP VVPR.............................................     133         104
                                                                                         -----------
TOTAL BELGIUM...................................................................                 334
                                                                                         -----------

BRAZIL -- (0.0%)................................................................
  *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11.      36          30
  *Tim Participacoes SA Rights 05/12/11.........................................      10           4
                                                                                         -----------
TOTAL BRAZIL....................................................................                  34
                                                                                         -----------

CHINA -- (0.0%).................................................................
  *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12............................   7,500          --
                                                                                         -----------

GERMANY -- (0.0%)...............................................................
  *Aareal Bank AG Rights 04/29/11...............................................   9,618      25,642
                                                                                         -----------

GREECE -- (0.0%)................................................................
  *Anek Lines S.A. Rights 03/18/11..............................................  12,892         191
  *Bank of Cyprus Public Co. Rights 05/17/11.................................... 133,055          --
                                                                                         -----------
TOTAL GREECE....................................................................                 191
                                                                                         -----------

PORTUGAL -- (0.0%)..............................................................
  *Banco Comercial Portugues SA Rights 05/05/11................................. 507,655      17,294
                                                                                         -----------

SINGAPORE -- (0.0%).............................................................
  *AFP Properties, Ltd. Warrants 11/18/15....................................... 129,500      21,688
  *Transcu Group, Ltd. Warrants 09/01/13........................................  27,000         496

                                     1104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        Shares        Value++
                                                                                                        ------        -----
SINGAPORE -- (Continued)...........................................................................
  #*Wee Hur Holdings, Ltd. Warrants 02/22/14.......................................................     37,500 $        2,221
                                                                                                               --------------
TOTAL SINGAPORE....................................................................................                    24,405
                                                                                                               --------------

SPAIN -- (0.0%)....................................................................................
  #*Banco de Valencia SA Rights 05/09/11...........................................................     15,725          1,234
  *Banco Pastor SA Rights 05/12/11.................................................................     19,905          2,093
  *Banco Popular Espanol SA Rights 04/27/11........................................................    133,571          9,298
  #*Bankinter SA Rights 04/15/11...................................................................     48,061            783
                                                                                                               --------------
TOTAL SPAIN........................................................................................                    13,408
                                                                                                               --------------

TAIWAN -- (0.0%)...................................................................................
  *China Life Insurance Co., Ltd. Rights 05/12/11..................................................     16,909          4,989
  *Unitech Printed Circuit Board Corp. Rights 06/13/11.............................................     12,629          1,874
                                                                                                               --------------
TOTAL TAIWAN.......................................................................................                     6,863
                                                                                                               --------------

THAILAND -- (0.0%).................................................................................
  *True Corp. PCL (Foreign) Rights 06/03/11........................................................    250,590         25,605
                                                                                                               --------------

UNITED KINGDOM -- (0.0%)...........................................................................
  *Management Consulting Group P.L.C. Warrants 12/31/11............................................      1,107            273
                                                                                                               --------------
TOTAL RIGHTS/WARRANTS..............................................................................                   114,049
                                                                                                               --------------

                                                                                                      Face
                                                                                                     Amount            Value+
                                                                                                     ------            -----
                                                                                                      (000)

TEMPORARY CASH INVESTMENTS -- (0.4%)...............................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $4,395,000
    FNMA 2.24%, 07/06/15, valued at $4,504,875) to be repurchased at $4,438,070....................     $4,438      4,438,000
                                                                                                               --------------

                                                                                                     Shares/
                                                                                                      Face
                                                                                                     Amount
                                                                                                     ------
                                                                                                      (000)

SECURITIES LENDING COLLATERAL -- (4.1%)............................................................
(S)@DFA Short Term Investment Fund................................................................. 47,189,567     47,189,567
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $5,520,694)## to be repurchased at
   $5,412,463......................................................................................     $5,412      5,412,445
                                                                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL................................................................                52,602,012
                                                                                                               --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $935,377,439)...............................................................................            $1,276,824,571
                                                                                                               ==============

                                     1105

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                           Shares   Value+
                                                           ------   -----

      COMMON STOCKS -- (88.1%)............................
      Consumer Discretionary -- (12.9%)...................
        *1-800-FLOWERS.COM, Inc...........................  2,270 $  7,604
        *4Kids Entertainment, Inc.........................  3,800      760
        *AC Moore Arts & Crafts, Inc......................  4,100   11,152
        *AH Belo Corp.....................................  5,125   42,640
         Aldila, Inc......................................  1,900    8,170
        #American Greetings Corp. Class A.................  3,700   91,020
        *America's Car-Mart, Inc..........................  2,606   63,795
        *Arctic Cat, Inc..................................  3,100   52,049
        *Asbury Automotive Group, Inc.....................  6,914  119,612
        *Ascent Media Corp................................  1,723   82,756
        #*Atrinsic, Inc...................................    726    1,888
        *Audiovox Corp. Class A...........................  5,000   36,900
        #*AutoNation, Inc.................................  7,609  258,021
        #Barnes & Noble, Inc..............................  8,800   96,712
        *Bassett Furniture Industries, Inc................  4,100   36,777
        *Beasley Broadcast Group, Inc.....................  1,950   13,143
        #*Beazer Homes USA, Inc........................... 12,182   56,768
         bebe stores, Inc.................................  3,532   23,735
        *Benihana, Inc. Class A...........................    445    3,938
        *Biglari Holdings, Inc............................    310  135,544
        *Bluegreen Corp................................... 10,098   39,281
         Blyth, Inc.......................................  1,700   80,138
         Bob Evans Farms, Inc.............................  7,400  232,064
         Books-A-Million, Inc.............................  2,707   12,506
        #*Boyd Gaming Corp................................  5,900   52,746
        *Brookfield Residential Properties, Inc...........  6,152   75,977
        #Brown Shoe Co., Inc..............................  7,600   96,140
        *Build-A-Bear-Workshop, Inc.......................  5,300   32,489
        *Cabela's, Inc.................................... 13,500  344,790
        *Cache, Inc.......................................  2,990   17,163
        #Callaway Golf Co.................................  7,800   55,224
        *Cambium Learning Group, Inc......................  2,093    7,200
        *Carmike Cinemas, Inc.............................    269    1,953
        *Carriage Services, Inc...........................  5,800   37,120
        *Casual Male Retail Group, Inc....................  4,600   19,412
        #*Cavco Industries, Inc...........................  1,669   77,575
        *Central European Media Enterprises, Ltd. Class A.  3,200   73,312
        *Charming Shoppes, Inc............................  3,700   16,761
         Christopher & Banks Corp.........................  2,100   12,915
         Churchill Downs, Inc.............................  3,200  133,472
         Cinemark Holdings, Inc...........................  3,175   64,548
        *CKX, Inc.........................................  1,481    6,768
        *Clear Channel Outdoor Holdings, Inc. Class A.....  4,900   67,424
        *Coast Distribution System, Inc...................    800    3,104
        *Cobra Electronics Corp...........................  1,000    3,890
        #*Collective Brands, Inc.......................... 11,000  231,000
        #Columbia Sportswear Co...........................  1,400   95,186
        #*Conn's, Inc.....................................  7,864   51,509
        *Core-Mark Holding Co., Inc.......................  3,211  107,601
         CSS Industries, Inc..............................  2,542   49,010
        *dELiA*s, Inc.....................................  4,300    7,611
        *Delta Apparel, Inc...............................  1,340   23,705
        #Dillard's, Inc. Class A.......................... 15,300  734,706
        *DineEquity, Inc..................................  1,100   54,967
        *Dixie Group, Inc.................................  3,900   16,770
        *Dolan Media Co...................................    453    5,332
        *Dorman Products, Inc.............................  1,576   61,464
        *Dover Motorsports, Inc...........................  3,360    6,552

                                     1106

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CONTINUED

                                                      Shares   Value+
                                                      ------   -----

           Consumer Discretionary -- (Continued).....
              Drew Industries, Inc...................    800 $ 19,256
             *Duckwall-ALCO Stores, Inc..............  1,100   14,014
              EDCI Holdings, Inc.....................  1,611    5,775
             *Emerson Radio Corp.....................  2,800    6,776
              Escalade, Inc..........................    157      859
             #*EW Scripps Co. Class A (The)..........  4,237   40,252
             *Federal-Mogul Corp.....................  9,173  243,084
              Finish Line, Inc. Class A..............  2,307   49,577
             *Fisher Communications, Inc.............  1,403   42,441
              Flexsteel Industries, Inc..............    600    8,574
              Foot Locker, Inc....................... 16,300  350,776
              Fred's, Inc............................ 12,020  167,799
             *Full House Resorts, Inc................  1,309    5,236
             *Furniture Brands International, Inc.... 18,400   89,056
              Gaiam, Inc.............................    955    5,682
             #*GameStop Corp. Class A................ 10,792  277,139
              Gaming Partners International Corp.....    300    2,115
             #*Gaylord Entertainment Co..............  2,457   88,133
             *Genesco, Inc...........................  2,112   85,283
             *G-III Apparel Group, Ltd...............  1,580   70,879
             *Golfsmith International Holdings, Inc..  1,600    7,936
             *Gray Television, Inc................... 11,264   31,427
             *Gray Television, Inc. Class A..........    700    1,708
             *Great Wolf Resorts, Inc................  8,271   17,617
              Group 1 Automotive, Inc................  7,575  326,028
              Harte-Hanks, Inc.......................  2,119   19,686
             *Hastings Entertainment, Inc............  3,300   16,566
              Haverty Furniture Cos., Inc............  5,470   71,657
             *Heelys, Inc............................  2,100    4,599
             *Helen of Troy, Ltd.....................  7,600  236,512
             *Hollywood Media Corp...................  1,384    2,353
              Hooker Furniture Corp..................  2,500   31,100
              Hot Topic, Inc.........................  6,834   45,856
             *Iconix Brand Group, Inc................  6,100  149,389
              International Speedway Corp............  3,800  116,280
             *Isle of Capri Casinos, Inc.............  3,005   28,668
             *J. Alexander's Corp....................  2,399   14,346
             #*JAKKS Pacific, Inc....................  8,600  180,944
              Jarden Corp............................ 12,066  439,082
             *Johnson Outdoors, Inc. Class A.........  2,777   46,070
              Jones Group, Inc. (The)................ 17,199  234,422
             *Journal Communications, Inc............ 10,623   57,895
             *Kenneth Cole Productions, Inc. Class A.  2,809   37,837
             *Kid Brands, Inc........................  3,700   27,047
             #*K-Swiss, Inc. Class A.................  2,710   33,360
              Lacrosse Footwear, Inc.................  1,500   24,930
             *Lakeland Industries, Inc...............  2,120   18,444
             *Lakes Entertainment, Inc...............  5,232   11,981
             *Lazare Kaplan International, Inc.......  2,900    4,306
             *La-Z-Boy, Inc..........................  3,691   43,406
             *Leapfrog Enterprises, Inc..............  8,500   36,295
             *Lee Enterprises, Inc...................  6,308    9,020
             #Lennar Corp. Class A................... 25,500  484,245
              Lennar Corp. Class B Voting............  2,960   45,170
             *Liberty Media Corp. Capital Class A....  2,300  189,221
             *Liberty Media-Starz Corp. Series A.....  1,248   95,909
             *Life Time Fitness, Inc.................    300   11,736
             *Lifetime Brands, Inc...................  3,901   62,104
             #Lithia Motors, Inc.....................  5,052   91,896
             *Live Nation Entertainment, Inc......... 11,772  130,551
             *Luby's, Inc............................  8,010   40,050

                                     1107

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CONTINUED


                                                          Shares   Value+
                                                          ------   -----

      Consumer Discretionary -- (Continued)..............
        *M/I Homes, Inc..................................  3,540 $ 47,047
         Mac-Gray Corp...................................  3,700   62,678
        *Madison Square Garden, Inc......................  2,014   55,083
         Marcus Corp.....................................  4,600   51,014
        *MarineMax, Inc..................................  6,061   57,943
        #*McClatchy Co. (The)............................  3,400    9,724
        *McCormick & Schmick's Seafood Restaurants, Inc..  3,253   29,700
        *Media General, Inc. Class A.....................  5,800   31,262
         Men's Wearhouse, Inc. (The).....................  5,400  150,606
        *Meritage Homes Corp.............................  3,075   73,523
        *Modine Manufacturing Co......................... 10,307  183,568
        *Mohawk Industries, Inc..........................  7,349  441,234
        *Monarch Casino & Resort, Inc....................  1,800   20,628
        *Motorcar Parts of America, Inc..................    759   10,565
        *Movado Group, Inc...............................  4,900   81,781
        *MTR Gaming Group, Inc...........................  5,500   14,575
        *Multimedia Games Holding Co., Inc...............  6,759   39,675
        *Nautilus, Inc...................................  6,092   19,738
        *Navarre Corp....................................  4,987    9,575
        *Nobel Learning Communities, Inc.................    100      995
        #*O'Charley's, Inc...............................  6,029   39,430
        *Orient-Express Hotels, Ltd......................  8,198  100,589
       .#*Orleans Homebuilders, Inc......................  4,800       --
         Outdoor Channel Holdings, Inc...................  3,987   28,507
        *Pacific Sunwear of California, Inc..............    900    2,871
        *Penn National Gaming, Inc.......................  7,603  304,196
        *Penske Automotive Group, Inc....................  6,185  139,039
         Pep Boys--Manny, Moe & Jack (The)............... 12,600  172,620
        *Perry Ellis International, Inc..................  4,350  122,583
        *Pinnacle Entertainment, Inc..................... 11,600  161,008
        *Point.360.......................................    400      298
        #*Pulte Group, Inc............................... 18,400  149,592
        *Quiksilver, Inc................................. 14,533   63,219
        #*Radio One, Inc.................................  3,383    9,845
        *Reading International, Inc. Class A.............  1,086    5,267
        *Red Lion Hotels Corp............................  5,236   45,815
        *Red Robin Gourmet Burgers, Inc..................  2,000   54,380
         Regis Corp...................................... 13,290  225,930
        #Rent-A-Center, Inc..............................  9,000  274,050
        *Retail Ventures, Inc............................    443    9,095
        *Rick's Cabaret International, Inc...............  1,800   18,846
        *Rocky Brands, Inc...............................  1,900   28,937
        *Ruby Tuesday, Inc...............................  7,412   77,900
        #Ryland Group, Inc. (The)........................  9,200  159,252
        *Saga Communications, Inc........................  1,743   62,591
        #*Saks, Inc......................................  6,900   82,524
         Salem Communications Corp.......................  4,900   17,640
         Scholastic Corp.................................  9,560  251,237
         Service Corp. International..................... 23,800  280,126
         Shiloh Industries, Inc..........................  5,891   67,216
        *Shoe Carnival, Inc..............................  3,473  101,655
        *Silverleaf Resorts, Inc......................... 12,000   29,640
        #*Skechers U.S.A., Inc. Class A..................  2,451   46,692
         Skyline Corp....................................  1,691   33,161
        *Smith & Wesson Holding Corp.....................  2,500    9,025
        #Sonic Automotive, Inc...........................  5,487   77,367
         Spartan Motors, Inc.............................  5,000   33,800
         Speedway Motorsports, Inc....................... 10,592  165,023
        *Sport Chalet, Inc. Class A......................  4,484    8,206
        *Sport Chalet, Inc. Class B......................    150      345
         Stage Stores, Inc...............................  9,525  183,452

                                     1108

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CONTINUED


                                                     Shares      Value+
                                                     ------      -----

        Consumer Discretionary -- (Continued).......
           Standard Motor Products, Inc.............  6,400 $    91,200
          *Stanley Furniture, Inc...................  3,305      18,640
           Stein Mart, Inc..........................  3,381      36,785
          *Steinway Musical Instruments, Inc........  2,578      64,450
           Stewart Enterprises, Inc................. 21,307     172,800
           Superior Industries International, Inc...  6,496     164,154
          *Syms Corp................................  4,854      38,541
          *Tandy Brands Accessories, Inc............  2,500       6,300
          *Toll Brothers, Inc....................... 12,377     260,041
          *Trans World Entertainment Corp...........  8,600      14,362
          #*Tuesday Morning Corp....................  1,300       6,500
          *Unifi, Inc...............................  6,275     102,408
          *Universal Electronics, Inc...............  1,400      38,766
           Volcom, Inc..............................    181       3,571
          #Washington Post Co. Class B..............    153      66,693
          #*Wells-Gardner Electronics Corp..........  1,121       2,231
           Wendy's/Arby's Group, Inc. Class A....... 44,797     215,922
          #*West Marine, Inc........................  6,779      73,756
          *Wet Seal, Inc. (The).....................  1,232       5,421
           Weyco Group, Inc.........................     87       2,110
          *Zale Corp................................  3,300      12,144
                                                            -----------
        Total Consumer Discretionary................         15,633,402
                                                            -----------

        Consumer Staples -- (4.2%)..................
           Alico, Inc...............................    400      10,316
          *Alliance One International, Inc.......... 13,400      53,466
           Andersons, Inc. (The)....................  2,100     104,265
          #Cal-Maine Foods, Inc.....................  2,400      69,336
          #*Central European Distribution Corp......  5,300      62,646
          *Central Garden & Pet Co..................  4,215      41,181
          *Central Garden & Pet Co. Class A......... 11,243     112,655
          #*Chiquita Brands International, Inc...... 13,347     212,484
           Coca-Cola Bottling Co....................    715      50,372
          *Constellation Brands, Inc. Class A....... 19,857     444,598
          *Craft Brewers Alliance, Inc..............  3,112      28,662
          #Diamond Foods, Inc.......................  1,910     125,296
          #*Dole Food Co., Inc......................  3,057      42,217
          *Elizabeth Arden, Inc.....................  2,000      60,120
           Farmer Brothers Co.......................  4,400      52,932
           Fresh Del Monte Produce, Inc.............  5,785     156,831
          *Hain Celestial Group, Inc................ 12,200     414,922
          *Harbinger Group, Inc.....................  1,840      11,169
          *Heckmann Corp............................  4,567      28,772
           Imperial Sugar Co........................  3,340      45,691
           Ingles Markets, Inc......................  1,498      28,477
           Inter Parfums, Inc.......................    462       8,792
          *John B. Sanfilippo & Son, Inc............  2,277      25,047
          *Mannatech, Inc...........................  6,826      11,399
           MGP Ingredients, Inc.....................  3,580      31,253
           Nash-Finch Co............................  3,913     145,642
          *Natural Alternatives International, Inc..    600       2,724
          *Nutraceutical International Corp.........  2,600      41,236
           Oil-Dri Corp. of America.................    682      15,065
          *Omega Protein Corp.......................    932      12,004
           Orchids Paper Products Co................    500       5,855
          *Pantry, Inc..............................  6,700     103,716
          *Parlux Fragrances, Inc...................  6,953      23,223
          *Physicians Formula Holdings, Inc.........  2,630      13,939
          *Pilgrim's Pride Corp.....................    200       1,176
          *Prestige Brands Holdings, Inc............ 12,594     145,461
          *Ralcorp Holdings, Inc....................  7,100     552,380

                                     1109

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CONTINUED


                                                    Shares     Value+
                                                    ------     -----

           Consumer Staples -- (Continued).........
             *Seneca Foods Corp....................    363 $   10,149
             *Smart Balance, Inc...................  5,820     27,820
             *Smithfield Foods, Inc................ 24,627    580,212
              Spartan Stores, Inc..................  5,070     79,143
             *Spectrum Brands Holdings, Inc........  4,375    142,188
              Stephan Co. (The)....................    200        490
             #SUPERVALU, Inc.......................  5,600     63,056
             *Susser Holdings Corp.................  2,447     33,744
              Tasty Baking Co......................    600      2,391
             *TreeHouse Foods, Inc.................  7,700    467,159
             #Universal Corp.......................  2,827    122,635
              Village Super Market, Inc............    103      2,785
              Weis Markets, Inc....................  6,017    248,322
             *Winn-Dixie Stores, Inc............... 12,248     86,838
                                                           ----------
           Total Consumer Staples..................         5,162,252
                                                           ----------

           Energy -- (7.2%)........................
              Alon USA Energy, Inc.................  4,125     56,719
             *Basic Energy Services, Inc........... 10,000    307,400
              Berry Petroleum Corp. Class A........  2,400    127,512
             *Bill Barrett Corp....................  2,324     96,981
             *Bolt Technology Corp.................  1,400     20,496
             *Bristow Group, Inc...................  4,501    208,846
             *Bronco Drilling Co., Inc.............  7,505     82,405
             *Cal Dive International, Inc.......... 10,363     81,453
             *Complete Production Services, Inc....  3,401    115,430
             #*Comstock Resources, Inc.............    300      9,618
             *Crimson Exploration, Inc.............  3,800     15,390
              Crosstex Energy, Inc.................  6,000     63,300
             *CVR Energy, Inc......................  7,012    155,877
             *Dawson Geophysical Co................  2,215     98,789
              Delek US Holdings, Inc...............  6,670     89,578
              DHT Holdings, Inc....................  3,652     15,813
             *Double Eagle Petroleum Co............  1,300     13,234
             *Energy Partners, Ltd.................  3,207     58,399
             *ENGlobal Corp........................  2,200      8,976
             #*Exterran Holdings, Inc..............  8,909    193,414
              Frontier Oil Corp.................... 13,100    366,014
             *General Maritime Corp................  2,600      5,564
             *Geokinetics, Inc.....................  2,700     25,785
             *GeoMet, Inc..........................  3,300      4,785
             *Global Industries, Ltd............... 10,957    108,036
             #*Green Plains Renewable Energy, Inc..    900     11,268
              Gulf Island Fabrication, Inc.........  1,753     61,951
             *Gulfmark Offshore, Inc...............  3,261    138,821
             *Harvest Natural Resources, Inc....... 11,400    157,548
             *Helix Energy Solutions Group, Inc....  9,720    184,000
             *Hercules Offshore, Inc............... 10,330     64,821
             *HKN, Inc.............................  5,593     17,282
             *Hornbeck Offshore Services, Inc......  3,350     97,920
             *International Coal Group, Inc........  3,607     39,785
             *Key Energy Services, Inc.............  7,600    138,320
             *Matrix Service Co....................  3,500     50,610
             *Mitcham Industries, Inc..............    427      6,823
             *Natural Gas Services Group, Inc......  2,866     51,674
             *Newpark Resources, Inc............... 10,374     93,677
             #Overseas Shipholding Group, Inc......  1,400     39,004
             *Parker Drilling Co................... 17,533    125,010
             *Patriot Coal Corp....................    268      6,748
             #Patterson-UTI Energy, Inc............ 12,700    395,097
              Penn Virginia Corp...................  3,600     55,656

                                     1110

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CONTINUED

                                                        Shares     Value+
                                                        ------     -----

       Energy -- (Continued)...........................
         *Petroleum Development Corp...................  4,960 $  197,507
         *PHI, Inc. Non-Voting.........................  3,000     67,140
         *Pioneer Drilling Co.......................... 14,053    217,822
         *Plains Exploration & Production Co........... 12,300    467,892
         *REX American Resources Corp..................  2,075     35,856
         *Rowan Cos., Inc.............................. 11,750    489,975
          SEACOR Holdings, Inc.........................  3,280    324,162
         #*Seahawk Drilling, Inc.......................    181      1,330
          Sunoco, Inc.................................. 12,600    537,516
         *Superior Energy Services, Inc................  3,100    119,102
         *Swift Energy Corp............................  8,400    329,196
          Teekay Corp..................................  6,873    233,613
         *Tesoro Petroleum Corp........................ 15,658    424,645
         *Tetra Technologies, Inc......................  8,631    127,480
          Tidewater, Inc...............................  4,940    293,979
         *Union Drilling, Inc..........................  6,400     86,784
         *Unit Corp....................................  5,086    320,520
         #*USEC, Inc................................... 29,420    134,744
         *Voyager Oil & Gas, Inc.......................  2,551     10,867
         *Western Refining, Inc........................ 10,999    186,543
         *Willbros Group, Inc..........................  4,875     52,406
                                                               ----------
       Total Energy....................................         8,724,908
                                                               ----------

       Financials -- (24.0%)...........................
          1st Source Corp..............................  7,021    148,986
         *1st United Bancorp, Inc......................  2,700     18,819
          21st Century Holding Co......................  2,500      7,375
          Abington Bancorp, Inc........................  6,336     76,792
          Advance America Cash Advance Centers, Inc....  4,776     28,083
         *Affirmative Insurance Holdings, Inc..........  4,200     10,374
         *Allegheny Corp...............................  1,149    377,863
          Alliance Financial Corp......................    169      5,449
         *Allied World Assurance Co. Holdings, Ltd.....  3,850    250,134
          Alterra Capital Holdings, Ltd................  6,451    141,793
         *American Capital, Ltd........................ 24,300    249,561
          American Equity Investment Life Holding Co... 16,500    212,190
          American Financial Group, Inc................ 12,615    451,239
          American National Bankshares, Inc............     97      2,245
          American National Insurance Co...............  2,880    227,808
         *American Safety Insurance Holdings, Ltd......  2,457     50,025
         *Ameris Bancorp...............................  4,419     43,925
         *AMERISAFE, Inc...............................  3,400     75,922
         *AmeriServe Financial, Inc....................  6,300     15,120
         #*Ante5, Inc..................................  3,520      3,872
         *Arch Capital Group, Ltd......................  4,946    514,384
          Argo Group International Holdings, Ltd.......  5,310    166,787
          Aspen Insurance Holdings, Ltd................  5,500    157,135
         #*Asset Acceptance Capital Corp...............  8,254     46,883
          Associated Banc-Corp......................... 22,200    324,120
          Assurant, Inc................................ 16,800    666,960
          Asta Funding, Inc............................  1,323     10,730
         #Astoria Financial Corp.......................  2,500     36,175
         *Avatar Holdings, Inc.........................  3,193     57,474
          Axis Capital Holdings, Ltd...................  5,402    191,015
         *B of I Holding, Inc..........................  2,382     40,018
          Baldwin & Lyons, Inc. Class B................  3,050     70,424
          BancFirst Corp...............................  1,600     64,432
          Bancorp Rhode Island, Inc....................     81      3,593
         *Bancorp, Inc.................................  3,093     30,280
         *BancTrust Financial Group, Inc...............  4,257     10,642
          Bank Mutual Corp.............................  6,399     26,172

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CONTINUED

                                                       Shares   Value+
                                                       ------   -----

          Financials -- (Continued)...................
             Bank of Commerce Holdings................  1,233 $  5,351
            *Bank of Florida Corp.....................  3,293       33
            *Bank of Granite Corp.....................  4,222    4,138
            #*BankAtlantic Bancorp, Inc............... 17,593   15,997
             BankFinancial Corp.......................  6,447   58,926
             Banner Corp..............................  6,125   16,844
            *Beneficial Mutual Bancorp, Inc...........  8,224   70,973
             Berkshire Hills Bancorp, Inc.............  5,413  120,710
             Boston Private Financial Holdings, Inc... 13,691   95,700
             Brookline Bancorp, Inc................... 13,355  123,133
             Bryn Mawr Bank Corp......................     69    1,390
             California First National Bancorp........  1,000   15,190
             Camden National Corp.....................    573   19,797
            *Cape Bancorp, Inc........................    439    4,465
             Capital City Bank Group, Inc.............  1,869   20,933
             Capital Southwest Corp...................    300   28,872
             CapitalSource, Inc....................... 41,488  277,140
             Cardinal Financial Corp..................  8,200   92,168
            *Cascade Financial Corp...................  2,600    1,092
             Cash America International, Inc..........  1,400   66,430
             Cathay General Bancorp................... 17,600  300,080
             Center Bancorp, Inc......................    257    2,457
            *Center Financial Corp....................  1,760   12,830
             CenterState Banks of Florida, Inc........  1,362    8,472
            #*Central Pacific Financial Corp..........    344    5,188
             Century Bancorp, Inc. Class A............     98    2,703
             CFS Bancorp, Inc.........................  3,600   19,512
             Chemical Financial Corp..................  6,849  137,870
            *Citizens Community Bancorp, Inc..........  2,054   10,938
             Citizens Holding Co......................    171    3,480
            #*Citizens, Inc...........................  3,058   22,782
            #City Holding Co..........................    200    6,820
             Clifton Savings Bancorp, Inc.............    834    9,558
            *CNA Surety Corp.......................... 14,413  381,800
            *CNO Financial Group, Inc................. 25,645  206,699
             CoBiz Financial, Inc.....................  3,528   23,955
             Columbia Banking System, Inc.............  4,900   92,414
            #Community Bank System, Inc...............  6,629  165,858
             Community Trust Bancorp, Inc.............  3,145   89,003
            *CompuCredit Holdings Corp................  4,756   20,261
            *Cowen Group, Inc.........................  1,708    7,105
            *Crescent Financial Corp..................  3,419   13,950
             CVB Financial Corp.......................  2,739   26,678
             Danvers Bancorp, Inc.....................  1,292   29,135
            #*Dearborn Bancorp, Inc...................  1,500    2,130
            #Delphi Financial Group, Inc. Class A.....  8,833  282,214
             Dime Community Bancshares, Inc...........  4,200   64,932
             Donegal Group, Inc. Class A..............  6,752   92,097
            #Donegal Group, Inc. Class B..............    592    9,123
            *E*Trade Financial Corp................... 32,487  527,589
             East West Bancorp, Inc...................  5,600  118,328
             Eastern Insurance Holdings, Inc..........  3,064   41,088
            #EMC Insurance Group, Inc.................  4,648  101,373
             Employers Holdings, Inc..................  2,000   40,320
            *Encore Bancshares, Inc...................    500    6,050
            *Encore Capital Group, Inc................  1,049   31,407
            *Endurance Specialty Holdings, Ltd........  3,900  172,926
            *Enstar Group, Ltd........................  1,095  122,804
             Enterprise Financial Services Corp.......  1,899   28,295
             ESSA Bancorp, Inc........................  2,933   36,809
             Everest Re Group, Ltd....................     95    8,656

                                     1112

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VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           Shares   Value+
                                                           ------   -----

      Financials -- (Continued)...........................
        #F.N.B. Corp......................................  9,249 $101,277
        *Farmers Capital Bank Corp........................  1,442   10,036
        #FBL Financial Group, Inc. Class A................  7,300  222,650
         Federal Agricultural Mortgage Corp...............  1,100   20,845
        #Fidelity National Financial, Inc................. 26,568  410,210
        #*Fidelity Southern Corp..........................  1,266    9,523
         Financial Institutions, Inc......................  1,393   23,681
        *First Acceptance Corp............................  5,500    9,955
        *First American Financial Corp....................  3,177   49,561
         First Bancorp....................................  3,069   42,843
        #*First Bancorp...................................    778    3,882
         First Busey Corp.................................  9,462   49,675
        *First California Financial Group, Inc............  1,900    7,315
         First Commonwealth Financial Corp................  2,694   16,703
         First Community Bancshares, Inc..................  1,857   27,595
        *First Defiance Financial Corp....................  2,375   32,490
        #*First Federal Bancshares of Arkansas, Inc.......    700    2,030
        *First Federal of Northern Michigan Bancorp, Inc..    200      678
         First Financial Corp.............................  1,400   45,024
         First Financial Holdings, Inc....................  2,269   24,914
        *First Financial Northwest, Inc...................  1,300    8,112
        #First Horizon National Corp......................  6,057   66,324
        *First Interstate Bancsystem, Inc.................     61      834
        *First Investors Financial Services Group, Inc....    500    3,485
        *First Marblehead Corp. (The).....................  7,864   16,908
         First Merchants Corp.............................  7,076   65,595
         First Midwest Bancorp, Inc.......................  4,100   53,710
         First Niagara Financial Group, Inc............... 51,205  737,352
        *First Place Financial Corp.......................  6,075   10,935
        *First Security Group, Inc........................  2,635    2,292
         First South Bancorp, Inc.........................    620    2,778
         Firstbank Corp...................................    105      615
        *FirstCity Financial Corp.........................  3,500   23,520
         Flagstone Reinsurance Holdings SA................  7,243   60,914
         Flushing Financial Corp..........................  6,387   94,017
        #*Forest City Enterprises, Inc. Class A...........  4,616   88,673
        *Forestar Group, Inc..............................    100    1,967
        *FPIC Insurance Group, Inc........................  3,844  141,920
         Fulton Financial Corp............................ 19,700  230,096
         German American Bancorp, Inc.....................  2,806   48,965
        *Gleacher & Co., Inc..............................    481      909
        *Global Indemnity P.L.C...........................  1,977   50,493
         Great Southern Bancorp, Inc......................  2,101   43,491
        #*Greene Bancshares, Inc..........................  3,936    7,990
        *Greenlight Capital Re, Ltd.......................  3,046   85,745
        *Guaranty Bancorp................................. 13,156   18,945
        *Guaranty Federal Bancshares, Inc.................    100      611
        *Hallmark Financial Services, Inc.................  4,863   41,579
         Hampden Bancorp, Inc.............................  1,000   13,500
         Hancock Holding Co...............................  1,600   52,256
        *Hanmi Financial Corp.............................  8,000   10,560
         Hanover Insurance Group, Inc.....................  3,500  147,770
         Harleysville Group, Inc..........................  5,990  192,159
        *Harris & Harris Group, Inc.......................  5,082   26,528
         HCC Insurance Holdings, Inc......................  7,540  245,352
         Heartland Financial USA, Inc.....................  1,113   17,496
        #*Heritage Commerce Corp..........................  4,200   21,966
        *Heritage Financial Corp..........................    136    2,005
         HF Financial Corp................................    363    4,018
        *Hilltop Holdings, Inc............................  3,400   32,980
        *HMN Financial, Inc...............................    750    2,137

                                     1113

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      Shares   Value+
                                                      ------   -----

           Financials -- (Continued).................
             *Home Bancorp, Inc......................    724 $ 11,562
              Home Federal Bancorp, Inc..............  4,293   52,160
              HopFed Bancorp, Inc....................    670    6,003
              Horace Mann Educators Corp............. 12,080  215,990
              Hudson Valley Holding Corp.............    419    9,474
              IBERIABANK Corp........................  3,705  222,337
              Independence Holding Co................  5,557   43,122
              Independent Bank Corp. (453836108).....  2,014   59,030
             #*Independent Bank Corp. (453838609)....    540    1,620
              Infinity Property & Casualty Corp......  5,233  309,270
             *Integra Bank Corp......................  2,330      233
              International Bancshares Corp..........  6,000  105,720
             *Intervest Bancshares Corp..............  1,700    5,831
             *INTL. FCStone, Inc.....................  1,049   27,778
             *Investment Technology Group, Inc.......  1,100   18,821
              JMP Group, Inc.........................  1,295   11,137
              Kaiser Federal Financial Group, Inc....    424    5,325
              Kearny Financial Corp..................  2,543   24,337
             *LaBranche & Co., Inc...................  5,000   20,150
              Lakeland Bancorp, Inc..................  7,711   82,431
              Lakeland Financial Corp................  1,257   27,541
              Legacy Bancorp, Inc....................  3,100   42,036
              LNB Bancorp, Inc.......................  2,597   15,141
             *Louisiana Bancorp, Inc.................    696   10,468
             #*Macatawa Bank Corp....................  1,500    3,885
              Maiden Holdings, Ltd...................    753    5,610
              MainSource Financial Group, Inc........  6,328   60,939
             *Markel Corp............................    340  141,875
             *Market Leader, Inc.....................  2,300    5,428
             *Marlin Business Services Corp..........  3,200   39,008
              Marshall & Ilsley Corp................. 39,452  322,323
              MB Financial, Inc...................... 10,800  223,452
             #*MBIA, Inc............................. 27,507  283,872
             #*MBT Financial Corp....................  3,300    4,818
              MCG Capital Corp....................... 12,689   83,747
              Meadowbrook Insurance Group, Inc....... 14,752  151,060
              Medallion Financial Corp...............  4,619   42,633
             #*Mercantile Bank Corp..................  1,015    9,277
              Mercury General Corp...................    400   15,896
             *Meridian Interstate Bancorp, Inc.......  1,033   14,421
             *Metro Bancorp, Inc.....................  2,783   34,788
             *MF Global Holdings, Ltd................ 17,400  146,334
             *MGIC Investment Corp...................  7,300   63,218
              MicroFinancial, Inc....................  2,400   11,976
              MidSouth Bancorp, Inc..................  2,318   32,823
              Montpelier Re Holdings, Ltd............  7,199  130,230
             *Nara Bancorp, Inc......................  3,439   33,805
             *NASDAQ OMX Group, Inc. (The)........... 14,202  384,874
              National Interstate Corp...............    347    7,804
              National Penn Bancshares, Inc.......... 18,842  154,693
             *Navigators Group, Inc. (The)...........  4,321  223,957
             #NBT Bancorp, Inc.......................  3,500   79,100
              Nelnet, Inc. Class A...................  4,890  112,617
              New Hampshire Thrift Bancshares, Inc...    200    2,684
              New Westfield Financial, Inc...........  6,049   54,925
             *NewBridge Bancorp......................  2,100    9,660
             #*NewStar Financial, Inc................  4,876   58,268
             *North Valley Bancorp...................     40      404
              Northeast Community Bancorp, Inc.......  4,700   29,798
             #Northfield Bancorp, Inc................  3,336   46,938
              Northrim Bancorp, Inc..................    223    4,462

                                     1114

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VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                     Shares   Value+
                                                     ------   -----

           Financials -- (Continued)................
              Northwest Bancshares, Inc.............  5,492 $ 69,144
              OceanFirst Financial Corp.............  1,415   20,518
             *Ocwen Financial Corp.................. 12,589  150,690
              Old Republic International Corp....... 34,542  437,647
             #Old Second Bancorp, Inc...............    300      372
              OneBeacon Insurance Group, Ltd........  4,100   57,605
              Oppenheimer Holdings, Inc. Class A....  1,495   45,911
              Oriental Financial Group, Inc.........  6,200   80,352
              Oritani Financial Corp................    900   11,034
             *Pacific Capital Bancorp...............  1,196   36,406
              Pacific Continental Corp..............    965    9,216
             #*Pacific Mercantile Bancorp...........  2,964   12,745
             *Pacific Premier Bancorp, Inc..........    800    5,600
              PacWest Bancorp.......................  1,700   39,083
              Park National Corp....................  1,470  101,548
              Parkvale Financial Corp...............    100    1,125
             #*Patriot National Bancorp.............    600    1,176
             #*Penson Worldwide, Inc................  1,490    9,044
              Peoples Bancorp, Inc..................  3,500   47,705
             #*PHH Corp............................. 15,200  326,192
             *Phoenix Cos., Inc. (The).............. 26,216   70,521
             *PICO Holdings, Inc....................  3,761  120,803
             #*Pinnacle Financial Partners, Inc.....  8,361  134,361
             #*Piper Jaffray Cos., Inc..............  3,300  118,305
              Platinum Underwriters Holdings, Ltd...  3,340  126,285
             #*PMI Group, Inc. (The)................ 16,805   36,299
             *Popular, Inc.......................... 83,000  261,450
             *Preferred Bank........................    810    1,320
              Presidential Life Corp................  7,200   80,208
             *Primus Guaranty, Ltd..................  1,687    8,283
              PrivateBancorp, Inc...................  5,637   88,726
             *ProAssurance Corp.....................  4,900  325,360
              Prosperity Bancshares, Inc............  7,212  330,670
              Protective Life Corp..................  6,300  169,533
              Provident Financial Holdings, Inc.....  2,100   17,073
              Provident Financial Services, Inc..... 16,042  232,930
              Provident New York Bancorp............ 13,100  122,878
             #Pulaski Financial Corp................    668    4,903
              QC Holdings, Inc......................    800    3,928
              QCR Holdings, Inc.....................    225    2,020
              Radian Group, Inc.....................  1,200    7,116
              Reinsurance Group of America, Inc..... 10,860  687,438
             #RenaissanceRe Holdings, Ltd...........  4,000  281,120
              Renasant Corp.........................  5,526   92,726
              Republic Bancorp, Inc. Class A........  1,400   30,492
             *Republic First Bancorp, Inc...........    425    1,186
              Resource America, Inc.................  6,277   38,604
             *Riverview Bancorp, Inc................  4,200   13,188
             #RLI Corp..............................  2,129  126,122
              Roma Financial Corp...................  1,800   19,008
              S&T Bancorp, Inc......................  5,814  118,664
              Safety Insurance Group, Inc...........  3,655  171,127
              Sanders Morris Harris Group, Inc......  7,600   65,588
              Sandy Spring Bancorp, Inc.............  4,334   77,449
              SCBT Financial Corp...................  1,586   51,133
              SeaBright Holdings, Inc...............  6,700   68,474
             *Seacoast Banking Corp. of Florida.....  7,023   12,571
              Selective Insurance Group, Inc........ 13,400  236,376
              Shore Bancshares, Inc.................    479    4,637
              SI Financial Group, Inc...............  1,191   11,850
              Sierra Bancorp........................    879    9,801

                                     1115

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      Shares   Value+
                                                      ------   -----

           Financials -- (Continued).................
              Simmons First National Corp............  1,631 $ 43,042
             *Southern Community Financial Corp......  6,200    8,618
             *Southern Connecticut Bancorp, Inc......    100      445
             *Southern First Bancshares, Inc.........    220    1,753
              Southside Bancshares, Inc..............  1,121   24,390
             #*Southwest Bancorp, Inc................  5,301   75,168
              StanCorp Financial Group, Inc..........  5,300  228,430
              State Auto Financial Corp.............. 13,289  225,647
              State Bancorp, Inc.....................  1,554   20,513
              StellarOne Corp........................  4,810   67,340
              Sterling Bancorp.......................  1,935   20,027
              Sterling Bancshares, Inc...............  3,735   33,204
             #Stewart Information Services Corp......  4,429   44,910
             *Stratus Properties, Inc................    650    8,840
             *Sun Bancorp, Inc.......................  8,064   29,353
             #*Superior Bancorp......................  1,724       34
              Susquehanna Bancshares, Inc............ 26,797  247,068
              SWS Group, Inc.........................  2,700   16,470
              Symetra Financial Corp.................  1,800   24,984
              Synovus Financial Corp................. 56,900  142,250
             *Taylor Capital Group, Inc..............  3,500   34,790
              Territorial Bancorp, Inc...............    408    8,189
             *Texas Capital Bancshares, Inc..........  2,000   51,600
             *Thomas Properties Group, Inc...........  6,713   24,100
             *TIB Financial Corp.....................    206    3,595
             *Tidelands Bancshares, Inc..............    200       70
             *TierOne Corp...........................  5,100       10
             *Timberland Bancorp, Inc................    400    2,480
              Tower Bancorp, Inc.....................    300    6,513
             #Tower Group, Inc.......................  4,307   98,501
             #TowneBank..............................  2,109   31,255
              Transatlantic Holdings, Inc............  4,570  225,255
             *Tree.com, Inc..........................    400    2,128
             *Trenwick Group, Ltd....................  1,225        1
             #TriCo Bancshares.......................    837   13,651
              Trustmark Corp......................... 10,300  239,372
              UMB Financial Corp.....................  4,100  172,651
              Umpqua Holdings Corp................... 18,900  219,429
              Unico American Corp....................  1,400   13,580
              Union First Market Bankshares Corp.....  4,987   63,485
             #United Bankshares, Inc.................  2,058   53,837
             *United Community Banks, Inc............  8,493   20,383
              United Financial Bancorp, Inc..........  3,624   59,216
              United Fire & Casualty Co..............  8,448  167,270
              Unitrin, Inc...........................  6,799  205,602
              Universal Insurance Holdings, Inc......  1,900   10,279
              Univest Corp. of Pennsylvania..........    966   16,248
              Validus Holdings, Ltd..................  6,995  227,617
              ViewPoint Financial Group..............    686    8,472
             *Virginia Commerce Bancorp, Inc.........  2,823   16,966
              Washington Banking Co..................  1,337   18,705
              Washington Federal, Inc................ 13,001  209,186
              Washington Trust Bancorp, Inc..........  1,268   29,709
             *Waterstone Financial, Inc..............  1,793    5,738
              Webster Financial Corp................. 11,588  249,374
              WesBanco, Inc..........................  8,382  170,155
              West Bancorporation, Inc...............  5,700   44,403
             #*Western Alliance Bancorp..............  4,827   39,919
              White Mountains Insurance Group, Ltd...  1,200  429,012
              Whitney Holding Corp................... 15,700  212,578
              Wilmington Trust Corp..................  4,300   19,393

                                     1116

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        Shares      Value+
                                                        ------      -----

      Financials -- (Continued)........................
        *Wilshire Bancorp, Inc.........................    500 $     2,000
        #Wintrust Financial Corp.......................  7,696     259,278
         WR Berkley Corp............................... 12,800     417,408
        *Yadkin Valley Financial Corp..................  3,382       7,745
        #Zions Bancorporation.......................... 25,548     624,649
        *ZipRealty, Inc................................    829       2,164
                                                               -----------
      Total Financials.................................         29,131,364
                                                               -----------

      Health Care -- (6.2%)............................
        *Adolor Corp...................................    705         980
        #*ADVENTRX Pharmaceuticals, Inc................  2,334       6,045
        *Affymetrix, Inc...............................  1,546       8,348
        *Air Methods Corp..............................     90       6,086
        *Albany Molecular Research, Inc................  8,839      43,223
        *Alere, Inc.................................... 11,601     430,861
        *Alliance HealthCare Services, Inc.............  2,000       8,840
        *Allied Healthcare International, Inc.......... 12,048      31,445
        *Allied Healthcare Products, Inc...............  1,700       7,378
        *Almost Family, Inc............................  1,800      62,406
        *Alphatec Holdings, Inc........................    100         318
        #*Amedisys, Inc................................    900      29,988
        *American Dental Partners, Inc.................  4,201      55,411
        *American Shared Hospital Services.............    400       1,356
        *Amsurg Corp...................................  3,971     106,661
         Analogic Corp.................................  1,500      86,505
        *AngioDynamics, Inc............................  7,294     118,892
        *Animal Health International, Inc..............    700       2,954
         Arrhythmia Research Technology, Inc...........    291       1,634
        #*Assisted Living Concepts, Inc................  2,560      92,314
        *Cambrex Corp..................................  2,410      12,677
         Cantel Medical Corp...........................  4,349     112,770
        *Capital Senior Living Corp....................  7,300      67,671
        #*Caraco Pharmaceutical Laboratories, Ltd......  3,012      15,753
        *CardioNet, Inc................................  4,038      18,413
        *Celera Corp................................... 13,372     105,773
        *Centene Corp..................................  1,300      47,099
        *Codexis, Inc..................................    914       9,588
        *Community Health Systems, Inc.................  3,500     107,555
        *CONMED Corp...................................  7,200     202,176
        *Continucare Corp..............................  3,500      18,760
         Cooper Cos., Inc.............................. 10,700     801,430
        *Coventry Health Care, Inc..................... 22,200     716,394
        *Cross Country Healthcare, Inc.................  7,928      58,826
        *CryoLife, Inc.................................  1,252       7,312
        *Cutera, Inc...................................  2,603      23,011
        *Cynosure, Inc. Class A........................  2,510      36,972
        *Cytokinetics, Inc.............................    906       1,350
        *Digirad Corp..................................  3,300      10,032
         Ensign Group, Inc.............................    100       2,766
        *Enzo Biochem, Inc.............................  3,372      13,454
        *Exactech, Inc.................................    557       9,976
        *Five Star Quality Care, Inc...................  8,186      68,599
        .*Fresenius Kabi Pharmaceuticals Holding, Inc..  2,818          --
        *Gentiva Health Services, Inc..................  7,300     204,400
        *Greatbatch, Inc...............................  5,000     135,350
        *Hanger Orthopedic Group, Inc..................  2,204      59,883
        *Harvard Bioscience, Inc.......................  5,400      30,996
        *Health Net, Inc...............................  2,826      94,106
        *HealthSpring, Inc.............................  7,600     315,324
        *ICU Medical, Inc..............................    261      11,774
        *Infinity Pharmaceuticals, Inc.................  1,401       8,378

                                     1117

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                   Shares     Value+
                                                   ------     -----

            Health Care -- (Continued)............
              *IntegraMed America, Inc............    123 $    1,242
               Invacare Corp......................  5,320    175,028
              *Kendle International, Inc..........  1,632     16,402
              *Kindred Healthcare, Inc............  9,735    245,517
              *K-V Pharmaceutical Co..............  3,917     15,394
              *Lannet Co., Inc....................  3,895     22,474
               LeMaitre Vascular, Inc.............  2,600     17,784
              *LifePoint Hospitals, Inc........... 11,300    470,193
              *Magellan Health Services, Inc......    700     36,414
              #*Maxygen, Inc......................  5,943     30,666
              *MedCath Corp.......................  6,364     85,978
              *Medical Action Industries, Inc.....  3,200     27,840
               MEDTOX Scientific, Inc.............  1,247     19,927
              *Misonix, Inc.......................  2,000      4,680
              *Molina Healthcare, Inc.............  3,200    137,600
               National Healthcare Corp...........  1,236     57,425
              *Natus Medical, Inc.................  5,859     99,427
              *NovaMed, Inc.......................    100      1,325
               Omnicare, Inc......................  8,764    275,365
              *Omnicell, Inc......................  2,000     30,760
              *Palomar Medical Technologies, Inc..  2,700     43,227
              *Par Pharmaceutical Cos., Inc.......  2,500     86,100
              *PDI, Inc...........................  3,900     33,813
              *PharMerica Corp....................    600      7,896
              *Regeneration Technologies, Inc.....  2,916      8,456
              *RehabCare Group, Inc...............    500     18,785
              *Repligen Corp......................  1,835      7,377
              *Rochester Medical Corp.............    800      9,240
              *Skilled Healthcare Group, Inc......  3,000     36,360
              *SRI/Surgical Express, Inc..........    900      4,005
              *Sucampo Pharmaceuticals, Inc.......  1,802      8,073
              *Sun Healthcare Group, Inc..........  3,051     35,971
              *SunLink Health Systems, Inc........    887      1,951
              *SurModics, Inc.....................  1,600     24,576
              *Symmetry Medical, Inc..............  2,485     24,726
              #Teleflex, Inc......................  3,476    219,023
              *Theragenics Corp...................  6,234     12,156
              *TomoTherapy, Inc...................  5,638     25,822
              *Transcept Pharmaceuticals, Inc.....  2,359     23,708
              *Triple-S Management Corp...........  3,197     66,945
               Universal American Corp............ 11,393    263,178
              *Viropharma, Inc.................... 11,609    223,938
              *Vital Images, Inc..................  3,700     68,968
              *WellCare Health Plans, Inc.........  1,400     61,334
              *Wright Medical Group, Inc..........    200      3,306
               Young Innovations, Inc.............    900     27,918
                                                          ----------
            Total Health Care.....................         7,548,506
                                                          ----------

            Industrials -- (14.5%)................
              *A.T. Cross Co......................  1,675     18,743
              *AAR Corp...........................  4,300    111,972
               ABM Industries, Inc................  2,200     53,504
              *ACCO Brands Corp...................    900      8,739
              #Aceto Corp.........................  6,411     51,352
               Actuant Corp. Class A..............    900     24,984
              *Aecom Technology Corp..............    214      5,834
              #*AGCO Corp.........................  9,534    548,968
              *Air Transport Services Group, Inc..  9,954     81,424
               Aircastle, Ltd.....................  8,402    104,689
              #*AirTran Holdings, Inc.............  4,681     35,154
               Alamo Group, Inc...................  3,063     87,632

                                     1118

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VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      Shares   Value+
                                                      ------   -----

           Industrials -- (Continued)................
             #*Alaska Air Group, Inc.................  4,400 $289,828
              Albany International Corp..............  1,541   39,003
              Alexander & Baldwin, Inc...............  5,682  299,441
             *Allied Defense Group, Inc..............  2,400    8,160
             *Allied Motion Technologies, Inc........    400    2,812
             *Amerco, Inc............................  6,065  616,932
             *American Railcar Industries, Inc.......  3,762  106,577
             *American Reprographics Co..............  5,660   50,657
             #American Woodmark Corp.................    500   10,155
              Ameron International Corp..............  1,900  133,646
              Ampco-Pittsburgh Corp..................    540   14,510
             *AMREP Corp.............................    500    4,950
              Apogee Enterprises, Inc................  1,100   15,708
              Applied Industrial Technologies, Inc... 11,359  400,518
             #Arkansas Best Corp.....................  6,300  144,963
             *Armstrong World Industries, Inc........  3,679  164,635
             *Arotech Corp...........................  3,700    4,440
             *Ascent Solar Technologies, Inc.........  3,620    5,828
             *Astec Industries, Inc..................  2,300   89,194
             *Atlas Air Worldwide Holdings, Inc......  1,600  110,256
             *Avalon Holding Corp. Class A...........    262      761
             #*Avis Budget Group, Inc................  9,517  180,442
             *Baker (Michael) Corp...................  1,000   24,640
             *Baldwin Technology Co. Class A.........  3,076    5,291
             #Barnes Group, Inc......................  3,600   89,064
              Barrett Business Services, Inc.........  2,300   37,076
             *BNS Holding, Inc.......................     12    2,634
              Briggs & Stratton Corp.................  7,608  179,473
             *CAI International, Inc.................    170    4,277
              Cascade Corp...........................  1,200   54,960
              CDI Corp...............................  4,640   68,765
             *Celadon Group, Inc.....................  2,130   31,460
             *Ceradyne, Inc..........................  2,983  139,783
             *Champion Industries, Inc...............  1,800    2,880
              Chase Corp.............................    182    3,008
              CIRCOR International, Inc..............  1,000   45,430
             *Columbus McKinnon Corp.................  2,500   50,000
             *Comarco, Inc...........................    568      204
              CompX International, Inc...............    200    2,810
             *Consolidated Graphics, Inc.............  1,500   84,225
              Courier Corp...........................    615    8,425
             *Covenant Transportation Group, Inc.....  3,300   31,482
             *CPI Aerostructures, Inc................  1,400   19,474
             *CRA International, Inc.................  1,100   31,295
              Curtiss-Wright Corp....................  1,269   42,194
             #*Dollar Thrifty Automotive Group, Inc..  3,588  247,321
              Ducommun, Inc..........................  2,731   62,130
             *Dycom Industries, Inc..................  4,586   68,148
             #*Eagle Bulk Shipping, Inc.............. 16,759   57,483
              Eastern Co.............................    150    2,850
              Ecology & Environment, Inc. Class A....    210    4,108
             #Encore Wire Corp.......................  4,020  112,198
             #*Energy Conversion Devices, Inc........  3,600    7,200
             *EnerSys................................ 10,560  400,118
              Ennis, Inc.............................  6,193  115,685
             *EnPro Industries, Inc..................  3,807  152,585
             *Esterline Technologies Corp............  9,859  707,876
             #*Excel Maritime Carriers, Ltd.......... 11,705   46,937
              Federal Signal Corp.................... 14,257   96,235
             *Flanders Corp..........................  3,367   12,290
             *Flow International Corp................  3,431   14,788

                                     1119

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CONTINUED

                                                       Shares   Value+
                                                       ------   -----

         Industrials -- (Continued)...................
           *Franklin Covey Co.........................  4,000 $ 36,880
            Franklin Electric Co., Inc................  2,278  102,761
           *Freightcar America, Inc...................  1,600   47,968
           *Frozen Food Express Industries............  5,000   18,450
            G & K Services, Inc. Class A..............  5,010  165,831
           #GATX Corp.................................  9,561  404,143
           #*Genco Shipping & Trading, Ltd............  1,700   14,263
           *Gencor Industries, Inc....................    600    4,560
           #*General Cable Corp.......................  4,400  213,400
           #*Gibraltar Industries, Inc................  7,400   86,432
           *GP Strategies Corp........................  4,100   53,669
           #Granite Construction, Inc.................  1,278   34,736
            Great Lakes Dredge & Dock Corp............  1,621   12,076
           *Greenbrier Cos., Inc......................  5,736  155,274
           *Griffon Corp.............................. 14,955  190,527
           *H&E Equipment Services, Inc...............  7,100  141,290
            Hardinge, Inc.............................  2,569   33,269
            Heidrick & Struggles International, Inc...  2,200   51,480
           *Hill International, Inc...................  2,817   14,282
           #*Hoku Corp................................  5,021   10,243
            Horizon Lines, Inc........................  7,200   12,744
           *Hudson Highland Group, Inc................  4,187   25,248
           *Hurco Cos., Inc...........................  1,730   56,173
           *ICF International, Inc....................  1,657   40,365
           *Identive Group, Inc.......................  5,300   18,338
           #*Innerworkings, Inc.......................  4,900   43,953
           *Innotrac Corp.............................    900    1,341
           *Innovative Solutions & Support, Inc.......    273    1,548
           *Insituform Technologies, Inc..............  2,000   50,620
            Insteel Industries, Inc...................  1,356   20,245
           *Interline Brands, Inc.....................  4,056   85,663
            International Shipholding Corp............  1,600   38,384
            Intersections, Inc........................  6,000   90,300
           #*JetBlue Airways Corp..................... 32,470  183,780
           *JPS Industries, Inc.......................  1,000    5,000
           *Kadant, Inc...............................  3,942  121,611
            Kaman Corp. Class A.......................  2,700  100,440
           *KAR Auction Services, Inc.................  1,290   25,155
           *Kelly Services, Inc. Class A..............  7,700  147,147
           *Key Technology, Inc.......................    987   18,368
            Kimball International, Inc. Class B.......  6,171   46,159
           *Korn/Ferry International..................  1,007   20,855
           *Kratos Defense & Security Solutions, Inc..  1,822   24,907
            L.S. Starrett Co. Class A.................    200    2,742
           *LaBarge, Inc..............................  1,236   23,657
           *Ladish Co., Inc...........................  1,700   96,390
            Lawson Products, Inc......................  2,075   45,712
           *Layne Christensen Co......................  1,942   57,794
            LB Foster Co. Class A.....................    491   20,897
           *LECG Corp.................................  3,800      281
           *LMI Aerospace, Inc........................  2,100   42,105
            LSI Industries, Inc.......................  1,500   12,435
           *Lydall, Inc...............................  3,900   38,025
           *M&F Worldwide Corp........................  5,257  131,898
            Marten Transport, Ltd.....................  5,948  132,997
            McGrath Rentcorp..........................  2,123   60,272
           *Meritor, Inc.............................. 12,083  207,948
           *Metalico, Inc.............................  6,688   42,402
            Met-Pro Corp..............................  2,326   27,656
           *MFRI, Inc.................................  1,500   15,525
            Miller Industries, Inc....................  3,067   48,520

                                     1120

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CONTINUED


                                                       Shares   Value+
                                                       ------   -----

         Industrials -- (Continued)...................
           #*Mobile Mini, Inc.........................  9,000 $224,190
           *Moog, Inc.................................  1,520   67,062
            Mueller Industries, Inc...................    443   17,330
            Mueller Water Products, Inc............... 32,100  141,240
            Multi-Color Corp..........................    813   16,797
           *MYR Group, Inc............................  2,423   60,405
            NACCO Industries, Inc. Class A............  1,677  176,471
           *National Patent Development Corp..........  1,000    1,560
            National Technical Systems, Inc...........  3,198   23,793
          .#*NIVS IntelliMedia Technology Group, Inc..  4,441    9,814
           *Northwest Pipe Co.........................  2,213   53,245
           *Ocean Power Technologies, Inc.............    100      487
           *On Assignment, Inc........................  6,141   67,367
           *Orion Energy Systems, Inc.................  1,791    6,573
           *Owens Corning, Inc........................ 10,700  404,888
           *P.A.M. Transportation Services, Inc.......  3,545   40,307
           *Paragon Technologies, Inc.................    781    1,796
           *Patrick Industries, Inc...................  1,000    2,380
           *PGT, Inc..................................    375      930
           *Pike Electric Corp........................  3,081   31,303
           *Pinnacle Airlines Corp....................  4,114   22,421
           *Powell Industries, Inc....................  1,639   64,773
            Preformed Line Products Co................    600   43,110
            Providence & Worcester Railroad Co........    200    3,198
           *RailAmerica, Inc..........................    456    7,761
           *RCM Technologies, Inc.....................  4,279   24,176
            Regal-Beloit Corp.........................  3,106  235,404
           *Republic Airways Holdings, Inc............ 11,000   59,345
           *Rush Enterprises, Inc. Class A............  8,000  168,560
           *Rush Enterprises, Inc. Class B............  1,650   30,525
            Ryder System, Inc.........................  9,234  494,019
           *Saia, Inc.................................  3,908   64,873
            Schawk, Inc...............................  3,203   60,409
           #*School Specialty, Inc....................  4,794   70,999
            Seaboard Corp.............................    200  477,400
            Servidyne, Inc............................  1,260    3,112
           *SFN Group, Inc............................ 15,600  164,268
            SIFCO Industries, Inc.....................    161    2,653
            SkyWest, Inc.............................. 13,416  221,766
           *Sparton Corp..............................  2,441   19,870
            Standex International Corp................  3,909  142,913
           #Steelcase, Inc. Class A...................  6,000   69,300
           *Sterling Construction Co., Inc............    336    5,037
           *SunPower Corp. Class B....................  2,048   43,766
            Superior Uniform Group, Inc...............  2,295   25,853
           *Supreme Industries, Inc...................  1,318    3,387
           *SYKES Enterprises, Inc....................  1,264   25,318
           *Sypris Solutions, Inc.....................  6,800   34,136
            TAL International Group, Inc..............  1,200   43,260
            Technology Research Corp..................  2,000   14,340
           *Tecumseh Products Co. Class A.............  3,200   32,768
           *Tecumseh Products Co. Class B.............    100      998
           *Terex Corp................................  3,400  118,252
           *Titan Machinery, Inc......................  1,866   58,704
           *Track Data Corp...........................     23    2,352
           *TRC Cos., Inc.............................  1,113    5,565
            Tredegar Industries, Inc..................  7,992  174,865
           #Trinity Industries, Inc...................  7,419  268,568
           #Triumph Group, Inc........................  2,839  244,495
            Tutor Perini Corp.........................  3,200   85,312
           *Ultralife Corp............................    769    3,384

                                     1121

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CONTINUED


                                                      Shares      Value+
                                                      ------      -----

        Industrials -- (Continued)...................
           UniFirst Corp.............................  3,100 $   160,456
          *United Capital Corp.......................    700      19,075
           United Stationers, Inc....................    481      34,661
          #Universal Forest Products, Inc............  4,708     152,021
          *Universal Truckload Services, Inc.........    300       4,752
          *URS Corp..................................  8,600     384,850
          *USA Truck, Inc............................  3,100      38,595
          #*USG Corp.................................  1,999      30,825
           UTi Worldwide, Inc........................  2,500      56,025
           Viad Corp.................................  4,727     117,277
           Virco Manufacturing Corp..................  4,400      13,464
          #*Vishay Precision Group, Inc..............  1,463      24,140
          *Volt Information Sciences, Inc............  5,881      63,221
           VSE Corp..................................    400      11,276
           Watts Water Technologies, Inc.............  6,750     261,225
          *WCA Waste Corp............................  3,198      19,092
          #Werner Enterprises, Inc................... 11,311     296,009
          *Willis Lease Finance Corp.................  3,068      40,467
                                                             -----------
        Total Industrials............................         17,586,931
                                                             -----------

        Information Technology -- (11.5%)............
          *Accelrys, Inc.............................    902       6,828
          *Acxiom Corp...............................  1,408      20,500
          *ADDvantage Technologies Group, Inc........  1,399       4,351
          *ADPT Corp................................. 40,146     114,818
          *Advanced Analogic Technologies, Inc.......  4,605      19,617
          *Aetrium, Inc..............................  1,800       3,150
          *Agilysys, Inc.............................  6,976      36,415
           American Software, Inc. Class A...........  2,034      15,825
          *Anadigics, Inc............................  4,700      18,377
          *Anaren, Inc...............................  4,100      68,019
          *AOL, Inc..................................  5,900     120,242
          *Arris Group, Inc.......................... 18,400     220,800
          *Arrow Electronics, Inc.................... 16,259     741,248
           Astro-Med, Inc............................  1,475      11,490
          #*ATMI, Inc................................    617      12,284
          *AuthenTec, Inc............................  2,524       7,345
          *Aviat Networks, Inc.......................  7,110      36,403
          *Avid Technology, Inc......................  8,300     154,214
           AVX Corp..................................  9,984     162,839
          *Aware, Inc................................  1,426       4,820
          *Axcelis Technologies, Inc.................  4,561       8,529
           Bel Fuse, Inc. Class B....................  2,247      45,232
          *Benchmark Electronics, Inc................ 21,728     367,203
           Black Box Corp............................  4,274     149,334
           Bogen Communications International, Inc...  1,000       2,650
          *Brocade Communications Systems, Inc....... 24,800     155,000
          *Brooks Automation, Inc.................... 15,613     190,947
          *Cabot Microelectronics Corp...............  1,745      85,243
          *CACI International, Inc...................  3,064     187,241
          *Cascade Microtech, Inc....................  3,735      24,614
          *Checkpoint Systems, Inc...................  3,200      67,392
          *Ciber, Inc................................ 17,878     102,262
          *Cogo Group, Inc...........................  2,197      18,037
          *Coherent, Inc.............................  8,397     524,896
           Cohu, Inc.................................  6,597      95,063
         .#*Commerce One LLC.........................  4,310          --
           Communications Systems, Inc...............  1,500      23,850
          *Computer Task Group, Inc..................  2,598      38,580
           Comtech Telecommunications Corp...........  1,546      43,752
          *Concurrent Computer Corp..................    300       1,779

                                     1122

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CONTINUED


                                                        Shares   Value+
                                                        ------   -----

        Information Technology -- (Continued)..........
          *Convergys Corp.............................. 11,865 $172,042
          *CoreLogic, Inc..............................  8,628  158,841
          *CSP, Inc....................................     66      314
           CTS Corp....................................  8,500   93,415
          *CyberOptics Corp............................  2,700   26,865
          *Data I/O Corp...............................  1,500    9,285
          *Datalink Corp...............................  1,200    9,564
          *Dataram Corp................................  2,324    4,439
          *Digi International, Inc.....................  7,582   89,543
          *Ditech Networks, Inc........................  8,128   11,054
          *DSP Group, Inc..............................  5,996   48,448
          *Dynamics Research Corp......................  2,042   30,344
           Earthlink, Inc.............................. 11,938   98,130
          *Easylink Services International Corp........    400    1,668
          *EchoStar Corp...............................  5,100  189,108
          *Edgewater Technology, Inc...................  3,967   12,972
           Electro Rent Corp...........................  7,174  112,990
          #*Electro Scientific Industries, Inc.........  9,900  162,855
          *Electronics for Imaging, Inc................  6,100  109,556
          *EMS Technologies, Inc.......................  3,900   98,514
          *Emulex Corp.................................    414    4,012
          *EndWave Corp................................  3,700    8,917
          *Epicor Software Corp........................  1,200   15,000
           EPIQ Systems, Inc...........................  1,332   18,954
          *ePlus, Inc..................................  2,000   55,300
          *Exar Corp................................... 11,146   68,102
          *Extreme Networks............................  1,100    3,443
          *Fairchild Semiconductor International, Inc.. 15,457  324,133
          *FormFactor, Inc.............................  1,492   15,472
          *Frequency Electronics, Inc..................  3,304   33,965
          *Gerber Scientific, Inc......................  6,375   60,945
          *Globecomm Systems, Inc......................  5,373   76,941
          *GSI Technology, Inc.........................  4,398   39,186
          *GTSI Corp...................................  3,196   14,829
          *Hackett Group, Inc..........................    511    2,218
          *Harmonic, Inc............................... 22,100  182,988
          .*Here Media, Inc............................    340       --
          .*Here Media, Inc. Special Shares............    340       --
          *Hutchinson Technology, Inc..................  5,700   15,219
          *Hypercom Corp...............................  4,470   53,506
          *I.D. Systems, Inc...........................  1,925    8,624
          *IAC/InterActiveCorp......................... 13,000  469,430
          *Ikanos Communications, Inc..................  9,896   12,469
          #*Imation Corp...............................  9,678   99,393
          *InfoSpace, Inc..............................  9,100   81,900
          *Ingram Micro, Inc. Class A.................. 24,100  451,393
          *Innodata Isogen, Inc........................    290      751
          *Insight Enterprises, Inc.................... 11,015  189,017
          *Integral Systems, Inc.......................    177    2,211
          *Integrated Device Technology, Inc........... 30,500  248,118
          *Integrated Silicon Solution, Inc............  6,460   62,404
          *International Rectifier Corp................  6,800  235,008
          *Intevac, Inc................................  1,750   21,402
          *IntriCon Corp...............................    700    3,290
          *iPass, Inc..................................  8,800   12,232
          *IXYS Corp...................................  8,633  136,919
          *Key Tronic Corp.............................  2,718   14,324
           Keynote Systems, Inc........................  3,827   81,668
          #*Kopin Corp.................................  6,760   32,516
          #*L-1 Identity Solutions, Inc................ 22,577  264,828
          *Lattice Semiconductor Corp..................  3,273   22,224

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CONTINUED

                                                      Shares   Value+
                                                      ------   -----

          Information Technology -- (Continued)......
            *LookSmart, Ltd..........................  3,384 $  6,565
             Marchex, Inc............................  2,907   20,523
            *Measurement Specialties, Inc............  1,601   55,683
            *MEMC Electronic Materials, Inc.......... 12,458  147,378
            *Mentor Graphics Corp.................... 16,100  237,475
             Methode Electronics, Inc................  7,900   97,644
             MKS Instruments, Inc.................... 11,624  329,889
             ModusLink Global Solutions, Inc......... 12,622   66,139
            *Multi-Fineline Electronix, Inc..........  2,467   65,696
            *Newport Corp............................  6,400  119,872
            *Online Resources Corp...................  4,120   15,738
            *Oplink Communications, Inc..............  1,000   19,800
            *Opnext, Inc.............................  7,463   17,613
             Optical Cable Corp......................  1,600    7,184
            *Orbcomm, Inc............................  9,700   30,070
            *OSI Systems, Inc........................  3,268  125,459
            *PAR Technology Corp.....................  5,062   21,463
             Park Electrochemical Corp...............  2,000   63,940
            *PC Connection, Inc......................  7,903   70,179
            *PC Mall, Inc............................  1,062   10,376
            *PC-Tel, Inc.............................  5,380   39,274
            *Perceptron, Inc.........................     73      457
            *Perficient, Inc.........................  2,386   29,801
            *Performance Technologies, Inc...........  3,750    8,138
            *Pericom Semiconductor Corp..............  6,875   62,494
            *Pervasive Software, Inc.................  5,097   34,660
            *Photronics, Inc......................... 15,019  131,116
            *Planar Systems, Inc.....................  1,420    3,536
            *Presstek, Inc...........................  1,957    3,562
            .*Price Communications Liquidation Trust. 16,900       --
            *Qualstar Corp...........................  4,358    7,714
            *RadiSys Corp............................  5,200   45,812
            *RealNetworks, Inc....................... 37,563  138,983
            *Reis, Inc...............................    442    4,314
             Richardson Electronics, Ltd.............  3,800   51,224
             Rimage Corp.............................    846   12,656
            *Rogers Corp.............................  3,014  125,141
            *Rudolph Technologies, Inc...............  8,400   95,004
            *S1 Corp.................................  4,612   31,684
            *SeaChange International, Inc............  9,300   99,603
            *Sigma Designs, Inc......................    888   11,331
            *Smart Modular Technologies (WWH), Inc...  6,300   57,582
            *Spectrum Control, Inc...................  2,700   53,703
            *Standard Microsystems Corp..............  3,132   85,034
            *StarTek, Inc............................  5,100   27,744
            *Stream Global Services, Inc.............    301      981
            #*SunPower Corp. Class A.................  7,726  168,195
            *Supertex, Inc...........................  1,400   30,226
            *Sycamore Networks, Inc..................  6,322  154,889
            *Symmetricom, Inc........................ 11,288   68,857
            *SYNNEX Corp.............................  8,400  281,652
            *Tech Data Corp.......................... 10,139  538,685
            *TechTarget, Inc.........................  3,783   32,685
            *TeleCommunication Systems, Inc..........  3,503   16,149
             Tellabs, Inc............................ 19,284   94,877
             Telular Corp............................  4,000   27,960
             Tessco Technologies, Inc................  2,100   24,759
             TheStreet.com, Inc......................  6,043   21,755
            #*THQ, Inc...............................  4,900   19,796
            *Tier Technologies, Inc..................  5,319   29,733
            *Tollgrade Communications, Inc...........  3,537   35,688

                                     1124

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

        Information Technology -- (Continued)........
          *TTM Technologies, Inc.....................  1,972 $    37,705
           United Online, Inc........................ 18,618     122,879
          *UTStarcom, Inc............................ 32,592      83,761
          #*Viasystems Group, Inc....................    830      21,671
          *Vicon Industries, Inc.....................  1,400       6,860
          *Virtusa Corp..............................  5,245      97,872
          #*Vishay Intertechnology, Inc.............. 21,233     405,126
          *WPCS International, Inc...................  1,947       5,062
          *X-Rite, Inc...............................  5,336      26,200
          *Zoran Corp................................ 12,231     128,059
          *Zygo Corp.................................  1,999      29,885
                                                             -----------
        Total Information Technology.................         13,995,607
                                                             -----------

        Materials -- (6.3%)..........................
           A. Schulman, Inc..........................  6,700     169,644
          *A.M. Castle & Co..........................  2,515      47,483
          *American Pacific Corp.....................    700       4,319
           American Vanguard Corp....................  3,000      26,760
           Ashland, Inc..............................  7,355     456,598
          #Boise, Inc................................  5,600      54,992
           Buckeye Technologies, Inc.................  9,523     268,168
           Cabot Corp................................  5,400     242,190
          *Century Aluminum Co....................... 10,800     215,784
          *Clearwater Paper Corp.....................    301      23,622
          *Coeur d'Alene Mines Corp..................  7,559     239,696
           Commercial Metals Co......................  6,609     110,767
          *Core Molding Technologies, Inc............  1,192      10,013
           Cytec Industries, Inc.....................  3,100     181,908
           Domtar Corp...............................  5,165     480,448
          *Ferro Corp................................  3,208      48,120
           Friedman Industries, Inc..................  2,536      26,882
          *Georgia Gulf Corp.........................  1,900      74,822
          *Golden Minerals, Co.......................    300       6,000
          *Graphic Packaging Holding Co.............. 55,700     305,793
           Haynes International, Inc.................  1,300      70,252
          *Headwaters, Inc........................... 14,800      80,808
          *Horsehead Holding Corp....................  2,900      45,733
           Huntsman Corp............................. 23,862     497,523
           Kaiser Aluminum Corp......................  2,600     130,286
          *KapStone Paper & Packaging Corp...........  2,108      36,637
          *Landec Corp...............................  4,285      27,767
          *Louisiana-Pacific Corp.................... 25,700     239,010
          *Materion Corp.............................    600      25,056
           MeadWestavco Corp.........................  5,842     196,817
          *Mercer International, Inc.................  7,115      86,590
           Minerals Technologies, Inc................  1,900     129,200
          *Mod-Pac Corp..............................    962       5,185
           Myers Industries, Inc.....................  2,495      26,622
           Neenah Paper, Inc.........................  3,800      88,654
           NL Industries, Inc........................ 15,300     217,872
           Olympic Steel, Inc........................  1,503      44,143
          *OM Group, Inc.............................  4,400     159,456
           P.H. Glatfelter Co........................ 11,400     155,040
          *Penford Corp..............................  2,600      14,586
           Reliance Steel & Aluminum Co..............  9,910     561,005
          *RTI International Metals, Inc.............  4,100     130,954
           Schnitzer Steel Industries, Inc. Class A..  1,100      68,277
           Sensient Technologies Corp................    900      34,101
          *Spartech Corp.............................  8,687      62,025
           Temple-Inland, Inc........................  3,200      75,296
           Texas Industries, Inc.....................  3,420     144,221

                                     1125

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                             Shares       Value+
                                                                                             ------       -----

Materials -- (Continued)................................................................
  *Universal Stainless & Alloy Products, Inc............................................      1,734 $     62,858
   Wausau Paper Corp....................................................................      1,955       13,196
   Westlake Chemical Corp...............................................................     13,400      879,710
   Worthington Industries, Inc..........................................................     12,590      271,566
  *Zoltek Cos., Inc.....................................................................      6,468       83,114
                                                                                                    ------------
Total Materials.........................................................................               7,657,569
                                                                                                    ------------

Other -- (0.0%).........................................................................
  *All American Group, Inc. Escrow Shares...............................................      4,100           --
  .*Big 4 Ranch, Inc....................................................................        300           --
  .*Concord Camera Corp. Escrow Shares..................................................      2,105           --
  .*MAIR Holdings, Inc. Escrow Shares...................................................      4,800           --
  .*Petrocorp, Inc. Escrow Shares.......................................................      1,700          102
                                                                                                    ------------
Total Other.............................................................................                     102
                                                                                                    ------------

Telecommunication Services -- (1.1%)....................................................
  *FiberTower Corp......................................................................        100          135
  *General Communications, Inc. Class A.................................................      5,000       57,500
   HickoryTech Corp.....................................................................      2,009       19,085
  *Iridium Communications, Inc..........................................................      1,574       12,324
  *MetroPCS Communications, Inc.........................................................     31,091      523,262
  *Primus Telecommunications Group, Inc.................................................      1,162       15,978
  *SureWest Communications..............................................................      3,900       56,823
   Telephone & Data Systems, Inc........................................................      6,027      202,266
   Telephone & Data Systems, Inc. Special Shares........................................      6,502      189,533
  *United States Cellular Corp..........................................................      5,355      263,680
   USA Mobility, Inc....................................................................      1,600       24,720
  *Xeta Corp............................................................................      3,600       19,800
                                                                                                    ------------
Total Telecommunication Services........................................................               1,385,106
                                                                                                    ------------

Utilities -- (0.2%).....................................................................
   Consolidated Water Co., Ltd..........................................................      1,100       10,791
  *GenOn Energy, Inc....................................................................     59,609      234,263
  #Ormat Technologies, Inc..............................................................         21          523
   SJW Corp.............................................................................      2,369       55,056
                                                                                                    ------------
Total Utilities.........................................................................                 300,633
                                                                                                    ------------
TOTAL COMMON STOCKS.....................................................................             107,126,380
                                                                                                    ------------

RIGHTS/WARRANTS -- (0.0%)...............................................................
  *Federal-Mogul Corp. Warrants 12/27/14................................................        378          159
  #*Central Pacific Financial Corp. Rights 05/06/11.....................................        445        2,425
  .*First Federal Bancshares of Arkansas, Inc. Rights...................................        700        4,830
  .*Macatawa Bank Corp. Rights..........................................................      1,500           --
                                                                                                    ------------
TOTAL RIGHTS/WARRANTS...................................................................                   7,414
                                                                                                    ------------
                                                                                             Shares
                                                                                             ------ -

TEMPORARY CASH INVESTMENTS -- (0.2%)....................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..................    207,481      207,481
                                                                                                    ------------

                                                                                          Shares/
                                                                                           Face
                                                                                          Amount          Value+
                                                                                          ------          -----
                                                                                           (000)

SECURITIES LENDING COLLATERAL -- (11.7%)................................................
(S)@DFA Short Term Investment Fund...................................................... 14,191,589 $ 14,191,589
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $41,878
   FNMA 3.500%, 02/01/26, valued at $42,107) to be repurchased at $40,880...............        $41       40,880
                                                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL.....................................................              14,232,469
                                                                                                    ------------

                                     1126

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        Value+
                                                        -----

                 TOTAL INVESTMENTS -- (100.0%)
                  (Cost $111,331,418)..........   $121,573,744
                                                  ============

                                     1127

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares      Value+
                                                        ------      -----

      COMMON STOCKS -- (97.3%)........................
      Consumer Discretionary -- (15.7%)...............
         Carnival Corp................................  39,939 $ 1,520,478
         CBS Corp. Class A............................   1,014      25,705
         CBS Corp. Class B............................  49,005   1,235,906
        *Clear Channel Outdoor Holdings, Inc. Class A.   2,357      32,432
         Comcast Corp. Class A........................ 152,955   4,013,539
         Comcast Corp. Special Class A................  53,998   1,325,651
        #Dillard's, Inc. Class A......................     629      30,205
         DR Horton, Inc...............................  17,870     222,303
         Foot Locker, Inc.............................  10,550     227,036
         Fortune Brands, Inc..........................  10,608     690,369
        #*GameStop Corp. Class A......................   5,680     145,862
         Gannett Co., Inc.............................     400       6,024
        *Hyatt Hotels Corp. Class A...................     395      17,502
         J.C. Penney Co., Inc.........................  14,882     572,213
        #Lennar Corp. Class A.........................  10,919     207,352
        *Liberty Media Corp. Interactive Class A......  44,599     779,591
        *Liberty Media-Starz Corp. Series A...........   2,202     169,224
         Macy's, Inc..................................   1,455      34,789
        #*MGM Resorts International...................  33,050     418,413
        *Mohawk Industries, Inc.......................   5,350     321,214
         News Corp. Class A........................... 125,952   2,244,465
         News Corp. Class B...........................  43,558     823,246
        *Penn National Gaming, Inc....................   2,231      89,262
         Phillips-Van Heusen Corp.....................     772      54,357
        #*Pulte Group, Inc............................  19,349     157,307
        #*Royal Caribbean Cruises, Ltd................  14,961     595,747
        #*Sears Holdings Corp.........................   6,666     573,076
         Service Corp. International..................   3,576      42,090
         Stanley Black & Decker, Inc..................   2,701     196,228
         Time Warner Cable, Inc.......................  26,961   2,106,463
         Time Warner, Inc.............................  81,715   3,093,730
        *Toll Brothers, Inc...........................  11,977     251,637
        #Washington Post Co. Class B..................     500     217,950
         Wendy's/Arby's Group, Inc. Class A...........  24,187     116,581
         Whirlpool Corp...............................     240      20,683
         Wyndham Worldwide Corp.......................  12,369     428,091
                                                               -----------
      Total Consumer Discretionary....................          23,006,721
                                                               -----------

      Consumer Staples -- (7.5%)......................
         Archer-Daniels-Midland Co....................  40,983   1,517,191
         Bunge, Ltd...................................   6,026     454,601
        *Constellation Brands, Inc. Class A...........  12,974     290,488
         CVS Caremark Corp............................  94,606   3,428,521
         J.M. Smucker Co..............................   8,010     601,311
         Kraft Foods, Inc. Class A....................  84,758   2,846,174
         Molson Coors Brewing Co. Class B.............  11,653     568,084
        *Ralcorp Holdings, Inc........................   3,600     280,080
         Safeway, Inc.................................  10,155     246,868
        *Smithfield Foods, Inc........................  11,510     271,176
         Tyson Foods, Inc. Class A....................  22,881     455,332
                                                               -----------
      Total Consumer Staples..........................          10,959,826
                                                               -----------

      Energy -- (16.3%)...............................
         Anadarko Petroleum Corp......................  37,995   2,999,325
         Chesapeake Energy Corp.......................  43,978   1,480,739
         Chevron Corp.................................   5,028     550,264
         ConocoPhillips...............................  78,662   6,208,792
        *Denbury Resources, Inc.......................  16,178     365,137

                                     1128

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                       Shares      Value+
                                                       ------      -----

      Energy -- (Continued)........................
         Devon Energy Corp.........................       740 $    67,340
         Helmerich & Payne, Inc....................       867      57,517
         Hess Corp.................................    21,949   1,886,736
         Marathon Oil Corp.........................    48,771   2,635,585
         Murphy Oil Corp...........................     6,495     503,233
        *Nabors Industries, Ltd....................    18,668     571,988
         National-Oilwell, Inc.....................    27,403   2,101,536
         Noble Energy, Inc.........................     6,800     654,636
        #Patterson-UTI Energy, Inc.................    10,062     313,029
        *Plains Exploration & Production Co........    13,959     531,000
        *Pride International, Inc..................     9,991     438,705
         QEP Resources, Inc........................     2,910     124,344
        *Rowan Cos., Inc...........................     8,170     340,689
         Sunoco, Inc...............................     8,407     358,643
         Teekay Corp...............................       870      29,571
        *Tesoro Petroleum Corp.....................     4,450     120,684
        #Tidewater, Inc............................     3,900     232,089
        *Unit Corp.................................       200      12,604
         Valero Energy Corp........................    39,919   1,129,708
        *Weatherford International, Ltd............     5,600     120,848
                                                              -----------
      Total Energy.................................            23,834,742
                                                              -----------

      Financials -- (21.1%)........................
         ACE, Ltd..................................       250      16,813
        *Allied World Assurance Co. Holdings, Ltd..     2,663     173,015
         Allstate Corp. (The)......................     4,288     145,106
         Alterra Capital Holdings, Ltd.............     1,608      35,344
        *American Capital, Ltd.....................     6,525      67,012
         American Financial Group, Inc.............     8,900     318,353
         American National Insurance Co............     1,902     150,448
        #Associated Banc-Corp......................     4,323      63,116
         Assurant, Inc.............................     7,844     311,407
         Assured Guaranty, Ltd.....................     3,043      51,731
         Axis Capital Holdings, Ltd................     8,360     295,610
         Bank of America Corp......................   314,881   3,866,739
         Capital One Financial Corp................    31,606   1,729,796
        *CIT Group, Inc............................       190       8,067
        *Citigroup, Inc............................ 1,106,011   5,076,590
         CME Group, Inc............................     4,287   1,267,966
         CNA Financial Corp........................    19,206     596,154
        *E*Trade Financial Corp....................     5,499      89,304
         Everest Re Group, Ltd.....................     3,122     284,477
        *Genworth Financial, Inc. Class A..........    33,383     406,939
         Hartford Financial Services Group, Inc....    29,855     864,899
         KeyCorp...................................    59,273     513,897
         Legg Mason, Inc...........................    10,900     404,935
         Lincoln National Corp.....................    22,332     697,428
         Loews Corp................................    28,230   1,249,460
         Marshall & Ilsley Corp....................    36,629     299,259
        #*MBIA, Inc................................       447       4,613
         MetLife, Inc..............................    63,187   2,956,520
         Morgan Stanley............................    47,194   1,234,123
        *NASDAQ OMX Group, Inc. (The)..............    14,073     381,378
         Old Republic International Corp...........    18,459     233,876
         PartnerRe, Ltd............................     2,378     191,096
        *Popular, Inc..............................    45,832     144,371
         Protective Life Corp......................     1,197      32,211
         Prudential Financial, Inc.................    30,401   1,928,031
         Regions Financial Corp....................    84,998     623,885
         Reinsurance Group of America, Inc.........     5,709     361,380
         SunTrust Banks, Inc.......................    35,025     987,355

                                     1129

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                     Shares      Value+
                                                     ------      -----

         Financials -- (Continued).................
            Transatlantic Holdings, Inc............   4,430 $   218,355
            Travelers Cos., Inc. (The).............  10,177     644,001
            Unum Group.............................  25,650     679,212
            Validus Holdings, Ltd..................   5,237     170,412
            Wesco Financial Corp...................     399     156,408
            White Mountains Insurance Group, Ltd...     533     190,553
           #Xl Group P.L.C.........................  18,938     462,466
            Zions Bancorporation...................  12,650     309,292
                                                            -----------
         Total Financials..........................          30,893,403
                                                            -----------

         Health Care -- (10.0%)....................
            Aetna, Inc.............................  29,082   1,203,413
           #*Alere, Inc............................   3,779     140,352
           *Boston Scientific Corp.................  75,109     562,566
           *CareFusion Corp........................  14,963     439,463
            Cigna Corp.............................     222      10,396
           *Community Health Systems, Inc..........   5,973     183,550
            Cooper Cos., Inc.......................     723      54,153
           *Coventry Health Care, Inc..............  10,098     325,862
           *Health Net, Inc........................     288       9,590
           *Hologic, Inc...........................  17,372     382,531
           *Humana, Inc............................  11,166     849,956
            Omnicare, Inc..........................   8,210     257,958
            PerkinElmer, Inc.......................   5,603     158,397
            Pfizer, Inc............................ 203,646   4,268,420
           *Thermo Fisher Scientific, Inc..........  28,066   1,683,679
            UnitedHealth Group, Inc................  36,372   1,790,594
            WellPoint, Inc.........................  29,986   2,302,625
                                                            -----------
         Total Health Care.........................          14,623,505
                                                            -----------

         Industrials -- (12.7%)....................
           *Aecom Technology Corp..................     327       8,914
           *AGCO Corp..............................   1,880     108,250
           *Armstrong World Industries, Inc........   3,700     165,575
            Cintas Corp............................   1,200      37,260
            Covanta Holding Corp...................   3,123      53,622
            CSX Corp...............................  25,249   1,986,844
            General Electric Co.................... 210,949   4,313,907
           *Harsco Corp............................     110       3,916
           *Hertz Global Holdings, Inc.............  24,061     414,090
            Ingersoll-Rand P.L.C...................   9,436     476,518
           *Kansas City Southern...................   3,880     225,467
            L-3 Communications Holdings, Inc.......   3,422     274,410
            Norfolk Southern Corp..................  27,655   2,065,275
            Northrop Grumman Corp..................  21,021   1,337,146
           *Owens Corning, Inc.....................   8,578     324,592
            Pentair, Inc...........................   5,692     228,591
           *Quanta Services, Inc...................   3,289      71,306
            R. R. Donnelley & Sons Co..............   8,961     169,004
            Raytheon Co............................     310      15,051
            Republic Services, Inc.................  25,729     813,551
            Ryder System, Inc......................   4,100     219,350
            Southwest Airlines Co..................  55,992     657,906
           *Terex Corp.............................   1,399      48,657
            Tyco International, Ltd................  15,938     776,818
            Union Pacific Corp.....................  35,207   3,642,868
           *URS Corp...............................   5,530     247,468
                                                            -----------
         Total Industrials.........................          18,686,356
                                                            -----------

                                     1130

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        Shares       Value+
                                                        ------       -----

    Information Technology -- (3.4%)
       Activision Blizzard, Inc.......................  37,402 $    426,009
      *Amdocs, Ltd....................................     200        6,150
      *AOL, Inc.......................................   5,716      116,492
      *Arrow Electronics, Inc.........................   8,461      385,737
      *Avnet, Inc.....................................  10,663      387,280
       AVX Corp.......................................  11,500      187,565
      *Brocade Communications Systems, Inc............  11,649       72,806
       Computer Sciences Corp.........................  11,483      585,403
      *Corning, Inc...................................   5,057      105,894
       Fidelity National Information Services, Inc....  23,644      782,616
      *IAC/InterActiveCorp............................   7,286      263,097
      *Ingram Micro, Inc. Class A.....................  12,677      237,440
      *MEMC Electronic Materials, Inc.................  14,206      168,057
      *Micron Technology, Inc.........................  42,600      480,954
      *Motorola Solutions, Inc........................   4,134      189,668
      *Tech Data Corp.................................     255       13,548
      *Vishay Intertechnology, Inc....................   1,300       24,804
      *Western Digital Corp...........................     846       33,671
       Xerox Corp.....................................  52,991      534,679
      *Yahoo!, Inc....................................   2,074       36,814
                                                               ------------
    Total Information Technology......................            5,038,684
                                                               ------------

    Materials -- (3.4%)
       Alcoa, Inc.....................................  73,466    1,248,922
       Ashland, Inc...................................   5,450      338,336
      *Coeur d'Alene Mines Corp.......................   1,166       36,974
       Cytec Industries, Inc..........................   3,200      187,776
       Domtar Corp....................................   2,878      267,712
       Huntsman Corp..................................  12,195      254,266
       International Paper Co.........................  32,563    1,005,545
       MeadWestavco Corp..............................  13,541      456,196
       Reliance Steel & Aluminum Co...................   5,210      294,938
       Sealed Air Corp................................   5,840      150,497
       Steel Dynamics, Inc............................  14,749      268,284
       Temple-Inland, Inc.............................   1,114       26,212
      #United States Steel Corp.......................     617       29,437
      #Vulcan Materials Co............................   9,022      407,794
                                                               ------------
    Total Materials...................................            4,972,889
                                                               ------------

    Telecommunication Services -- (6.0%)
       AT&T, Inc...................................... 168,404    5,240,732
       CenturyLink, Inc...............................  19,881      810,747
      #Frontier Communications Corp...................   5,513       45,593
      *MetroPCS Communications, Inc...................  20,092      338,148
      *Sprint Nextel Corp............................. 204,911    1,061,439
       Telephone & Data Systems, Inc..................   4,000      134,240
       Telephone & Data Systems, Inc. Special Shares..   3,296       96,078
      *United States Cellular Corp....................   3,700      182,188
       Verizon Communications, Inc....................  22,059      833,389
                                                               ------------
    Total Telecommunication Services..................            8,742,554
                                                               ------------

    Utilities -- (1.2%)
      *AES Corp.......................................  16,702      221,134
      #*Calpine Corp..................................  28,515      477,626
      *GenOn Energy, Inc..............................   2,060        8,096
      *NRG Energy, Inc................................  11,808      285,754
       Public Service Enterprise Group, Inc...........  25,394      816,925
                                                               ------------
    Total Utilities...................................            1,809,535
                                                               ------------
    TOTAL COMMON STOCKS...............................          142,568,215
                                                               ------------

                                     1131

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                               Shares       Value+
                                                                                               ------       -----

TEMPORARY CASH INVESTMENTS -- (0.0%).......................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................    62,239       62,239
                                                                                                      ------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)

SECURITIES LENDING COLLATERAL -- (2.7%)....................................................
(S)@DFA Short Term Investment Fund......................................................... 3,894,915    3,894,915
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $11,494 FNMA
  3.500%, 02/01/26, valued at $11,557) to be repurchased at $11,220........................       $11       11,220
                                                                                                      ------------
TOTAL SECURITIES LENDING COLLATERAL........................................................              3,906,135
                                                                                                      ------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $121,810,637).......................................................................           $146,536,589
                                                                                                      ============

                                     1132

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                      Shares    Value++
                                                      ------    -----

        COMMON STOCKS -- (86.6%).....................
        AUSTRALIA -- (4.3%)..........................
           Alumina, Ltd.............................. 60,289 $  150,994
           Amcor, Ltd................................ 25,524    196,193
           Asciano Group, Ltd........................ 58,631    106,442
           Bank of Queensland, Ltd...................  4,086     44,213
           Bendigo Bank, Ltd......................... 10,152    104,185
           BlueScope Steel, Ltd...................... 42,352     80,669
           Boral, Ltd................................ 21,633    116,844
           Caltex Australia, Ltd.....................  5,940     92,572
           Crown, Ltd................................ 18,116    168,039
           CSR, Ltd.................................. 10,387     34,243
          #Fairfax Media, Ltd........................ 59,866     86,842
          #Harvey Norman Holdings, Ltd...............  6,979     20,560
          #Incitec Pivot, Ltd........................ 50,181    207,685
           Insurance Australia Group, Ltd............ 14,895     58,398
           Macquarie Group, Ltd......................  8,486    328,077
           National Australia Bank, Ltd.............. 31,228    929,740
           OneSteel, Ltd............................. 33,966     79,626
           Origin Energy, Ltd........................ 28,369    508,912
           OZ Minerals, Ltd.......................... 58,808     93,342
          *Qantas Airways, Ltd....................... 32,996     76,475
           Santos, Ltd............................... 22,965    381,641
           Sims Metal Management, Ltd................  1,475     28,228
           Sonic Healthcare, Ltd.....................  8,209    112,912
           Suncorp Group, Ltd........................ 27,906    255,353
           TABCorp. Holdings, Ltd.................... 14,604    122,421
          #Tatts Group, Ltd.......................... 21,120     53,792
           Toll Holdings, Ltd........................  8,416     52,106
           Washington H. Soul Pattinson & Co., Ltd...    924     13,265
           Wesfarmers, Ltd........................... 33,137  1,213,922
                                                             ----------
        TOTAL AUSTRALIA..............................         5,717,691
                                                             ----------

        AUSTRIA -- (0.2%)............................
           Erste Group Bank AG.......................  4,122    208,109
           OMV AG....................................  1,233     56,213
                                                             ----------
        TOTAL AUSTRIA................................           264,322
                                                             ----------

        BELGIUM -- (0.9%)............................
          *Ageas SA..................................  8,119     24,612
           Delhaize Group SA.........................  4,481    387,703
          *Dexia SA.................................. 17,657     70,326
          #*KBC Groep NV.............................  1,215     49,459
          #Solvay SA.................................  2,420    348,914
          #UCB SA....................................  5,259    254,079
                                                             ----------
        TOTAL BELGIUM................................         1,135,093
                                                             ----------

        CANADA -- (10.4%)............................
          #BCE, Inc.................................. 10,088    378,080
           Bell Aliant, Inc..........................  1,139     32,395
           Canadian Pacific Railway, Ltd.............  3,000    198,964
          #Canadian Tire Corp. Class A...............  2,400    152,957
           Empire Co., Ltd. Class A..................  1,200     68,108
          #Encana Corp............................... 34,656  1,164,418
          #Enerplus Corp.............................  5,482    177,470
           Fairfax Financial Holdings, Ltd...........    700    282,693
           Franco-Nevada Corp........................  4,100    162,587
           Genworth MI Canada, Inc...................  1,085     29,724
           George Weston, Ltd........................  2,300    164,791
           Goldcorp, Inc.............................  5,390    301,302

                                     1133

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CONTINUED

                                                              Shares     Value++
                                                              ------     -----

CANADA -- (Continued)........................................
  #Husky Energy, Inc.........................................  9,700 $   303,461
   Industrial Alliance Insurance & Financial Services, Inc...  2,800     120,328
   Inmet Mining Corp.........................................  1,550     108,778
   Kinross Gold Corp.........................................  7,551     119,711
  #Loblaw Cos., Ltd..........................................  4,400     185,459
  *Lundin Mining Corp........................................  6,800      66,552
   Magna International, Inc..................................  8,230     422,917
  #Manulife Financial Corp................................... 40,728     731,352
   Methanex Corp.............................................  2,400      77,594
   Metro, Inc. Class A.......................................    477      23,342
  *New Gold, Inc.............................................  1,000      11,235
   Nexen, Inc................................................ 20,760     549,197
  #Pengrowth Energy Corp.....................................  5,228      73,821
  *Penn West Petroleum, Ltd..................................  9,539     244,789
  #PetroBakken Energy, Ltd...................................  2,368      44,950
  *Precision Drilling Corp...................................  7,974     120,771
  *Progress Energy Resources Corp............................  5,189      70,967
  *Quadra FNX Mining, Ltd....................................  3,400      55,807
  #*Sino-Forest Corp.........................................  8,129     201,990
  #Sun Life Financial, Inc................................... 22,308     730,200
   Suncor Energy, Inc........................................ 44,754   2,062,804
   Talisman Energy, Inc...................................... 30,965     747,820
   Teck Resources, Ltd. Class B.............................. 17,100     929,507
  #Telus Corp. Non-Voting....................................  5,770     290,345
  #Thomson Reuters Corp...................................... 17,778     720,778
  #TransAlta Corp............................................  7,800     173,782
  #TransCanada Corp.......................................... 25,955   1,116,766
  *Uranium One, Inc.......................................... 11,000      45,807
  *Valeant Pharmaceuticals International, Inc................  1,204      63,499
   Viterra, Inc..............................................  9,000     108,154
   Yamana Gold, Inc.......................................... 27,400     349,251
                                                                     -----------
TOTAL CANADA.................................................         13,985,223
                                                                     -----------

DENMARK -- (1.5%)............................................
  #A.P. Moller - Maersk A.S..................................     48     486,484
  *AP Moller - Maersk A.S. Series A..........................      7      68,841
   Carlsberg A.S. Series B...................................  4,898     581,172
   Danisco A.S...............................................  1,570     208,144
  *Danske Bank A.S........................................... 22,174     532,497
  *Jyske Bank A.S............................................  2,560     127,233
  *Rockwool International A.S................................    219      28,928
                                                                     -----------
TOTAL DENMARK................................................          2,033,299
                                                                     -----------

FINLAND -- (0.9%)............................................
  *Kesko Oyj.................................................  2,645     137,265
   Neste Oil Oyj.............................................  5,988     113,323
   Outokumpu Oyj.............................................  4,097      68,252
  #Stora Enso Oyj Series R................................... 31,688     382,038
  *UPM-Kymmene Oyj........................................... 25,862     530,463
                                                                     -----------
TOTAL FINLAND................................................          1,231,341
                                                                     -----------

FRANCE -- (8.6%).............................................
  *Air France-KLM SA.........................................  6,767     119,440
  #AXA SA.................................................... 55,208   1,237,658
   Capgemini SA..............................................  1,927     116,720
  #Casino Guichard Perrachon SA..............................  2,318     243,903
   Cie de Saint-Gobain SA.................................... 17,150   1,183,345
  *Cie Generale de Geophysique - Veritas SA..................  1,499      52,807
  *Cie Generale de Geophysique - Veritas Sponsored ADR.......  3,650     129,173
   Cie Generale des Establissements Michelin SA Series B.....  1,285     128,801

                                     1134

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CONTINUED


                                                        Shares     Value++
                                                        ------     -----

     FRANCE -- (Continued)............................
        Ciments Francais SA...........................     500 $    52,809
        CNP Assurances SA.............................   5,104     117,126
        Credit Agricole SA............................  46,369     771,301
        GDF Suez SA...................................  44,853   1,834,010
       #Groupe Eurotunnel SA..........................  11,735     127,587
        Lafarge SA....................................   9,439     668,303
        Lagardere SCA.................................   5,745     252,240
       *Natixis SA....................................  40,470     232,633
       *Peugeot SA....................................   7,043     319,633
        PPR SA........................................   2,779     496,847
       *Renault SA....................................   8,713     530,543
       *Rexel SA......................................   3,442      94,238
       *Sanofi-Aventis SA.............................     988      78,168
        SCOR SE.......................................     683      20,850
        Societe Generale Paris SA.....................  10,890     727,756
        STMicroelectronics NV.........................  28,793     340,731
        Vivendi SA....................................  54,476   1,708,093
                                                               -----------
     TOTAL FRANCE.....................................          11,584,715
                                                               -----------

     GERMANY -- (8.8%)................................
        Allianz SE....................................   4,151     652,169
        Allianz SE Sponsored ADR......................  70,836   1,115,667
        Bayerische Motoren Werke AG...................   9,433     888,105
        Celesio AG....................................   2,537      61,625
       #*Commerzbank AG...............................  14,930      95,006
       *Daimler AG....................................  28,284   2,185,971
        Deutsche Bank AG..............................  33,899   2,207,821
       #*Deutsche Lufthansa AG........................   6,846     155,320
       *Deutsche Post AG..............................   4,542      89,766
        Deutsche Telekom AG...........................   6,656     109,999
        Deutsche Telekom AG Sponsored ADR.............  73,200   1,215,120
       #E.ON AG.......................................  20,713     707,953
       #Heidelberger Zement AG........................   5,179     396,024
       *Merck KGaA....................................   1,863     197,289
        Munchener Rueckversicherungs-Gesellschaft AG..   5,412     892,736
        Porsche Automobil Holding SE..................   4,809     347,611
        Salzgitter AG.................................   1,190      93,308
        Suedzucker AG.................................   1,329      40,972
        ThyssenKrupp AG...............................   4,427     203,533
       #Volkswagen AG.................................     943     167,929
                                                               -----------
     TOTAL GERMANY....................................          11,823,924
                                                               -----------

     GREECE -- (0.0%).................................
       *EFG Eurobank Ergasias S.A.....................      92         518
        Hellenic Petroleum S.A........................   5,111      54,450
       *National Bank of Greece S.A...................     906       7,006
                                                               -----------
     TOTAL GREECE.....................................              61,974
                                                               -----------

     HONG KONG -- (1.3%)..............................
        Cheung Kong Holdings, Ltd.....................   9,000     142,042
        Great Eagle Holdings, Ltd.....................   8,452      30,095
       #Henderson Land Development Co., Ltd...........  36,121     247,926
        Hong Kong & Shanghai Hotels, Ltd..............  19,052      33,608
        Hopewell Holdings, Ltd........................   9,000      27,214
        Hutchison Whampoa, Ltd........................  62,000     709,863
        New World Development Co., Ltd................ 151,556     266,724
       *Orient Overseas International, Ltd............   6,500      49,841
        Wharf Holdings, Ltd...........................   4,635      34,133
        Wheelock & Co., Ltd...........................  55,000     228,193
                                                               -----------
     TOTAL HONG KONG..................................           1,769,639
                                                               -----------

                                     1135

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CONTINUED

                                                    Shares    Value++
                                                    ------    -----

          IRELAND -- (0.1%).......................
            #CRH P.L.C. Sponsored ADR.............   5,189 $  129,466
                                                           ----------

          ISRAEL -- (0.7%)........................
            *Bank Hapoalim B.M....................  74,220    390,303
             Bank Leumi Le-Israel B.M.............  44,583    231,954
             Elbit Systems, Ltd...................   2,223    126,174
            *Israel Discount Bank, Ltd............  14,957     31,658
            *Makhteshim-Agan Industries, Ltd......   9,710     52,401
            *NICE Systems, Ltd. Sponsored ADR.....   3,091    117,860
                                                           ----------
          TOTAL ISRAEL............................            950,350
                                                           ----------

          ITALY -- (1.6%).........................
            #*Banca Monte Dei Paschi di Siena SpA.  54,837     74,306
             Banco Popolare Scarl.................   3,698     10,969
            *Finmeccanica SpA.....................   3,136     42,372
             Intesa Sanpaolo SpA.................. 188,353    625,607
            #Telecom Italia SpA................... 170,034    255,669
            #Telecom Italia SpA Sponsored ADR.....  24,800    372,744
             UniCredit SpA........................ 236,724    609,639
            #Unione di Banche Italiane ScpA.......  12,556    112,550
                                                           ----------
          TOTAL ITALY.............................          2,103,856
                                                           ----------

          JAPAN -- (17.6%)........................
             77 Bank, Ltd. (The)..................   9,000     41,575
            #AEON Co., Ltd........................  22,700    273,502
             Aisin Seiki Co., Ltd.................   5,300    186,940
             Ajinomoto Co., Inc...................  19,000    211,303
             Alfresa Holdings Corp................   1,400     49,437
             Amada Co., Ltd.......................  10,000     80,309
            #Aozora Bank, Ltd.....................  25,000     54,153
            *Asahi Breweries, Ltd.................   4,600     86,415
             Asahi Kasei Corp.....................  31,000    214,280
             Bank of Kyoto, Ltd. (The)............   9,000     83,404
             Bank of Yokohama, Ltd. (The).........  11,000     54,494
             Bridgestone Corp.....................  13,600    300,375
             Canon Marketing Japan, Inc...........   2,000     22,149
            #Casio Computer Co., Ltd..............   6,600     52,483
             Chiba Bank, Ltd. (The)...............  10,000     59,206
             Chugoku Bank, Ltd. (The).............   5,400     62,933
             Chuo Mitsui Trust Holdings, Inc......  38,270    131,754
             Citizen Holdings Co., Ltd............   7,800     47,230
             Coca-Cola West Co., Ltd..............   1,000     20,710
             Comsys Holdings Corp.................   2,400     25,114
             Cosmo Oil Co., Ltd...................  10,000     33,009
             Credit Saison Co., Ltd...............   3,300     55,336
             Dai Nippon Printing Co., Ltd.........  18,000    215,928
             Daicel Chemical Industries, Ltd......  10,000     64,497
             Daido Steel Co., Ltd.................  10,000     57,160
             Dainippon Sumitomo Pharma Co., Ltd...   3,100     29,809
             Daiwa House Industry Co., Ltd........   4,000     48,465
            #Daiwa Securities Group, Inc..........  44,904    193,807
            #*Elpida Memory, Inc..................   7,300    109,383
             Fuji Electric Holdings Co., Ltd......   6,000     18,901
             Fuji Heavy Industries, Ltd...........  19,000    141,422
             Fuji Television Network, Inc.........      18     24,062
             FUJIFILM Holdings Corp...............  16,600    516,059
             Fujikura, Ltd........................  11,000     57,006
             Fukuoka Financial Group, Inc.........  25,000    103,885
             Glory, Ltd...........................   1,200     26,354
             Gunma Bank, Ltd. (The)...............  12,000     64,956
             Hachijuni Bank, Ltd. (The)...........  17,000    101,485

                                     1136

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
                                                        Shares    Value++
                                                        ------    -----

       JAPAN -- (Continued)...........................
          Hakuhodo Dy Holdings, Inc...................     470 $   24,611
          Hankyu Hanshin Holdings, Inc................   8,000     35,439
          Higo Bank, Ltd. (The).......................   3,000     17,299
          Hiroshima Bank, Ltd. (The)..................   2,000      8,742
          Hitachi Capital Corp........................   1,600     22,823
          Hitachi High-Technologies Corp..............   1,500     31,567
          Hitachi Transport System, Ltd...............   2,000     27,792
          Hitachi, Ltd................................  36,000    195,398
          Hokkoku Bank, Ltd. (The)....................   2,000      6,760
          Hokuhoku Financial Group, Inc...............  26,000     49,619
          House Foods Corp............................   1,600     26,191
          Idemitsu Kosan Co., Ltd.....................     800     94,609
          Inpex Corp..................................      47    361,326
         #*Isetan Mitsukoshi Holdings, Ltd............  11,700    112,947
          Iyo Bank, Ltd. (The)........................   8,000     66,902
          J. Front Retailing Co., Ltd.................  12,000     52,147
          JFE Holdings, Inc...........................   5,100    139,598
          Joyo Bank, Ltd. (The).......................  14,000     56,506
          JS Group Corp...............................   5,448    131,307
          JTEKT Corp..................................   7,000     90,932
          Juroku Bank, Ltd............................   2,000      6,201
          JX Holdings, Inc............................  76,527    538,956
          Kagoshima Bank, Ltd. (The)..................   5,000     33,621
          Kajima Corp.................................  31,000     88,889
          Kamigumi Co., Ltd...........................   8,000     68,518
          Kaneka Corp.................................   8,000     58,390
         #Kawasaki Kisen Kaisha, Ltd..................  26,000     87,188
          Keisei Electric Railway Co., Ltd............   7,000     40,617
          Keiyo Bank, Ltd. (The)......................   4,000     19,678
         #Kewpie Corp.................................   3,000     35,935
          Kinden Corp.................................   2,000     17,050
         *Kirin Holdings Co., Ltd.....................   4,000     56,285
          Kobe Steel, Ltd.............................   7,000     17,370
         *Konica Minolta Holdings, Inc................   2,000     17,612
         *K's Holdings Corp...........................   1,400     43,635
          Kyocera Corp................................   3,100    342,038
          Kyowa Hakko Kirin Co., Ltd..................  10,000     99,779
          Mabuchi Motor Co., Ltd......................     400     19,845
          Marui Group Co., Ltd........................   6,000     41,451
          Maruichi Steel Tube, Ltd....................   1,300     32,351
          Mazda Motor Corp............................  34,000     78,074
          Medipal Holdings Corp.......................   4,200     34,930
          Meiji Holdings Co., Ltd.....................   2,502    106,860
          Mitsubishi Chemical Holdings Corp...........  41,000    277,627
          Mitsubishi Gas Chemical Co., Inc............  13,000    101,848
          Mitsubishi Heavy Industries, Ltd............ 112,000    535,175
          Mitsubishi Logistics Corp...................   3,000     33,184
          Mitsubishi Materials Corp...................  35,000    121,504
          Mitsubishi Tanabe Pharma Corp...............   5,000     82,948
          Mitsubishi UFJ Financial Group, Inc......... 409,800  1,966,871
          Mitsui & Co., Ltd...........................  54,300    966,273
          Mitsui Chemicals, Inc.......................  29,000    106,254
         #Mitsui Engineering & Shipbuilding Co., Ltd..  23,000     57,106
         #Mitsui O.S.K. Lines, Ltd....................  13,000     72,508
          Mitsumi Electric Co., Ltd...................   1,900     24,364
         #Mizuho Securities Co., Ltd..................  13,000     33,086
          MS&AD Insurance Group Holdings, Inc.........   4,350    101,868
          Nagase & Co., Ltd...........................   2,000     25,336
          Namco Bandai Holdings, Inc..................   6,100     67,366
         #Nanto Bank, Ltd. (The)......................   3,000     14,675
         *NEC Corp....................................  80,000    168,743

                                     1137

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CONTINUED

                                                      Shares  Value++
                                                      ------  -----

           JAPAN -- (Continued)......................
              Nippon Express Co., Ltd................ 27,000 $107,578
              Nippon Meat Packers, Inc...............  5,000   69,264
              Nippon Paper Group, Inc................  4,100   82,381
              Nippon Sheet Glass Co., Ltd............ 16,000   47,114
              Nippon Shokubai Co., Ltd...............  3,000   39,376
             #Nippon Steel Corp...................... 34,000  106,353
              Nippon Television Network Corp.........    190   27,018
              Nippon Yusen K.K....................... 41,000  151,571
              Nishi-Nippon Bank, Ltd................. 18,000   50,983
              Nissan Motor Co., Ltd.................. 19,100  183,771
              Nisshin Seifun Group, Inc..............  6,000   75,107
              Nisshin Steel Co., Ltd................. 23,000   45,910
              Nisshinbo Holdings, Inc................  3,000   29,695
              NKSJ Holdings, Inc.....................  6,000   38,671
              NOK Corp...............................  2,200   37,604
              Nomura Real Estate Holdings, Inc.......  1,400   21,626
              NTN Corp...............................  7,000   33,615
              Obayashi Corp.......................... 16,000   67,496
              Oji Paper Co., Ltd..................... 27,000  121,229
             #Ono Pharmaceutical Co., Ltd............    200   10,104
              Onward Holdings Co., Ltd...............  2,000   14,899
              Panasonic Corp......................... 47,800  587,765
             #*Renesas Electronics Corp..............  2,200   19,068
              Rengo Co., Ltd.........................  6,000   35,918
              Ricoh Co., Ltd......................... 24,000  264,853
              Rohm Co., Ltd..........................  3,300  198,746
              San-in Godo Bank, Ltd. (The)...........  3,000   22,252
              Sankyo Co., Ltd........................  1,800   93,610
              Sapporo Hokuyo Holdings, Inc...........  6,000   26,616
              SBI Holdings, Inc......................    588   63,389
              Seiko Epson Corp.......................  4,400   76,563
              Seino Holdings Co., Ltd................  2,000   15,024
              Sekisui Chemical Co., Ltd.............. 11,000   92,289
              Sekisui House, Ltd..................... 17,000  164,793
              Seven & I Holdings Co., Ltd............ 22,100  556,171
             #Sharp Corp............................. 32,000  294,420
              Shiga Bank, Ltd........................  4,000   21,460
              Shimizu Corp........................... 20,000   84,502
              Shinsei Bank, Ltd...................... 22,000   26,457
              Shizuoka Bank, Ltd..................... 14,000  127,563
              Showa Shell Sekiyu K.K.................    500    5,455
              SKY Perfect JSAT Holdings, Inc.........     23    9,191
              Sojitz Corp............................ 34,370   66,325
              Sony Corp..............................  6,800  192,001
              Sony Corp. Sponsored ADR............... 29,100  823,821
             #Square Enix Holdings Co., Ltd..........  1,500   24,993
             #Sumitomo Bakelite Co., Ltd.............  9,000   57,719
              Sumitomo Chemical Co., Ltd............. 35,000  186,131
             #Sumitomo Corp.......................... 41,500  572,486
              Sumitomo Electric Industries, Ltd...... 24,400  339,725
              Sumitomo Forestry Co., Ltd.............  3,000   26,293
              Sumitomo Mitsui Financial Group, Inc... 22,500  698,892
             #Sumitomo Rubber Industries, Ltd........  3,400   38,528
              Suzuken Co., Ltd.......................  3,000   75,005
              Suzuki Motor Corp......................  4,700  111,892
             #Taiheiyo Cement Corp................... 11,600   19,888
              Taisei Corp............................ 32,000   74,963
              Taisho Pharmaceutical Co., Ltd.........  3,000   70,750
              Taiyo Yuden Co., Ltd...................  3,000   42,246
             #Takashimaya Co., Ltd...................  6,000   41,025
              Teijin, Ltd............................  4,000   19,170

                                     1138

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CONTINUED


                                                    Shares     Value++
                                                    ------     -----

          JAPAN -- (Continued).....................
            *Toho Co., Ltd.........................  3,400 $    51,475
             Tokai Rika Co., Ltd...................    600      10,514
            #Tokuyama Corp.........................  9,000      46,793
             Tokyo Broadcasting System, Inc........  1,700      19,887
            #Tokyo Steel Manufacturing Co., Ltd....  1,500      16,256
             Tokyo Tatemono Co., Ltd...............  8,000      28,928
             Toppan Printing Co., Ltd.............. 16,000     125,768
             Tosoh Corp............................  5,000      19,342
             Toyo Seikan Kaisha, Ltd...............  5,100      86,701
            *Toyoda Gosei Co., Ltd.................  1,400      30,589
             Toyota Auto Body Co., Ltd.............  2,000      35,394
             Toyota Motor Corp. Sponsored ADR...... 34,218   2,726,490
             Toyota Tsusho Corp....................  6,700     111,716
             TV Asahi Corp.........................      9      13,829
             UNY Co., Ltd..........................  5,300      46,445
            #Wacoal Corp...........................  2,000      26,037
             Yamaguchi Financial Group, Inc........  7,000      63,225
             Yamaha Corp...........................  5,000      62,536
            #Yamato Holdings Co., Ltd..............  8,200     130,918
             Yamato Kogyo Co., Ltd.................  1,600      52,806
             Yamazaki Baking Co., Ltd..............  2,000      25,792
            *Yokogawa Electric Corp................  6,000      48,613
             Yokohama Rubber Co., Ltd..............  3,000      15,343
                                                           -----------
          TOTAL JAPAN..............................         23,538,534
                                                           -----------

          NETHERLANDS -- (3.6%)....................
            *Aegon NV.............................. 63,215     502,461
            #Akzo Nobel NV.........................  6,237     483,606
             APERAM NV.............................  1,827      76,920
             APERAM NV Registered Shares...........    194       8,138
             ArcelorMittal NV...................... 36,543   1,350,481
             ArcelorMittal NV ADR..................  3,900     144,573
            #*Delta Lloyd NV.......................    271       7,130
            *ING Groep NV.......................... 76,119   1,002,811
            *ING Groep NV Sponsored ADR............ 33,135     437,051
             Koninklijke DSM NV....................  3,894     268,401
            *Koninklijke Philips Electronics NV.... 20,494     606,993
                                                           -----------
          TOTAL NETHERLANDS........................          4,888,565
                                                           -----------

          NEW ZEALAND -- (0.1%)....................
             Auckland International Airport, Ltd...  6,421      11,554
             Contact Energy, Ltd................... 18,504      89,268
                                                           -----------
          TOTAL NEW ZEALAND........................            100,822
                                                           -----------

          NORWAY -- (0.9%).........................
            #*Aker ASA.............................    756      23,071
            #DnB NOR ASA Series A.................. 22,187     360,775
             Norsk Hydro ASA....................... 39,578     351,045
             Orkla ASA............................. 32,950     333,467
            #*Renewable Energy Corp. ASA........... 14,547      51,373
            #*Storebrand ASA....................... 10,400     108,015
                                                           -----------
          TOTAL NORWAY.............................          1,227,746
                                                           -----------

          PORTUGAL -- (0.1%).......................
            #Banco Comercial Portugues SA.......... 23,860      19,036
            #Banco Espirito Santo SA...............  3,862      16,267
            *EDP Renovaveis SA.....................  9,843      75,815
                                                           -----------
          TOTAL PORTUGAL...........................            111,118
                                                           -----------

                                     1139

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------    -----

    SINGAPORE -- (1.0%)..................................
       CapitaLand, Ltd................................... 105,000 $  292,035
       DBS Group Holdings, Ltd...........................  24,360    298,458
       Fraser & Neave, Ltd...............................  31,500    161,482
       Golden Agri-Resources, Ltd........................ 277,000    150,872
      #*Neptune Orient Lines, Ltd........................   7,000     10,782
       Overseas Union Enterprise, Ltd....................   3,000      7,524
      #Singapore Airlines, Ltd...........................  23,800    274,155
       Singapore Land, Ltd...............................   1,000      5,851
       United Industrial Corp., Ltd......................  24,000     55,537
       UOL Group, Ltd....................................  12,400     49,094
       Venture Corp., Ltd................................   1,000      7,890
                                                                  ----------
    TOTAL SINGAPORE......................................          1,313,680
                                                                  ----------

    SPAIN -- (2.3%)......................................
       Acciona SA........................................   2,700    314,078
       Banco Bilbao Vizcaya Argentaria SA................   5,831     74,692
      #Banco de Sabadell SA..............................  32,435    143,647
       Banco Espanol de Credito SA.......................   5,651     52,791
       Banco Popular Espanol SA..........................  80,321    481,143
      #Banco Santander SA................................  55,331    706,604
       Cia Espanola de Petroleos SA......................     213      8,899
       Criteria Caixacorp SA.............................  25,463    187,828
       Gas Natural SDG SA................................  20,007    411,390
       Iberdrola Renovables SA...........................  53,859    246,484
       Repsol YPF SA.....................................  11,676    416,824
       Repsol YPF SA Sponsored ADR.......................   2,476     88,443
                                                                  ----------
    TOTAL SPAIN..........................................          3,132,823
                                                                  ----------

    SWEDEN -- (2.5%).....................................
      #Boliden AB........................................   3,652     82,372
       Nordea Bank AB....................................  77,229    880,526
       Skandinaviska Enskilda Banken AB Series A.........  54,182    520,847
      #*SSAB AB Series A.................................   5,533     98,883
      *SSAB AB Series B..................................   2,545     39,795
       Svenska Cellulosa AB Series B.....................  27,821    426,507
       Swedbank AB Series A..............................  21,949    416,274
       Tele2 AB Series B.................................   2,719     68,282
       Telefonaktiebolaget LM Ericsson AB Sponsored ADR..  24,810    377,112
       TeliaSonera AB....................................  57,228    467,035
                                                                  ----------
    TOTAL SWEDEN.........................................          3,377,633
                                                                  ----------

    SWITZERLAND -- (4.6%)................................
       Adecco SA.........................................   1,412    100,908
       Baloise Holding AG................................   3,031    335,460
       Credit Suisse Group AG............................  18,064    822,213
       Givaudan SA.......................................     168    186,933
       Holcim, Ltd. AG...................................  10,522    916,803
      *Lonza Group AG....................................     799     68,712
       Novartis AG ADR...................................  10,786    638,208
       Sulzer AG.........................................     234     42,272
       Swiss Life Holding AG.............................   1,200    219,103
       Swiss Reinsurance Co., Ltd. AG....................  12,607    752,216
      *UBS AG............................................  37,291    746,289
       Zurich Financial Services AG......................   4,524  1,272,052
                                                                  ----------
    TOTAL SWITZERLAND....................................          6,101,169
                                                                  ----------

    UNITED KINGDOM -- (14.6%)............................
       Associated British Foods P.L.C....................  14,723    247,957
       Aviva P.L.C.......................................  93,481    699,607
       Barclays P.L.C....................................     293      1,393

                                     1140

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                      Shares      Value++
                                                                                                      ------      -----

UNITED KINGDOM -- (Continued)
   Barclays P.L.C. Sponsored ADR.................................................................     64,148 $  1,222,019
   BP P.L.C. Sponsored ADR.......................................................................     39,956    1,843,570
   Carnival P.L.C................................................................................      3,722      149,858
   Carnival P.L.C. ADR...........................................................................      7,800      311,922
  *International Consolidated Airlines Group P.L.C...............................................     30,103      119,772
   International Power P.L.C.....................................................................     74,161      410,462
   Kazakhmys P.L.C...............................................................................      6,164      143,181
   Kingfisher P.L.C..............................................................................    115,608      531,168
  *Lloyds Banking Group P.L.C. Sponsored ADR.....................................................     84,251      332,791
   Mondi P.L.C...................................................................................     16,202      161,030
   Old Mutual P.L.C..............................................................................    122,947      286,603
   Pearson P.L.C. Sponsored ADR..................................................................        648       12,344
   Rexam P.L.C...................................................................................     45,392      296,659
  *Royal Bank of Scotland Group P.L.C............................................................    281,320      196,067
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR............................................      4,288       59,818
   Royal Dutch Shell P.L.C. ADR..................................................................     70,906    5,556,194
   Sainsbury (J.) P.L.C..........................................................................     53,971      314,370
   TUI Travel P.L.C..............................................................................      1,162        4,660
   Vodafone Group P.L.C..........................................................................    672,985    1,945,457
   Vodafone Group P.L.C. Sponsored ADR...........................................................     97,727    2,845,810
   William Morrison Supermarkets P.L.C...........................................................     74,788      368,967
  *Wolseley P.L.C................................................................................      2,899      105,303
   WPP P.L.C.....................................................................................     21,749      284,877
   Xstrata P.L.C.................................................................................     46,073    1,181,726
                                                                                                             ------------
TOTAL UNITED KINGDOM.............................................................................              19,633,585
                                                                                                             ------------
TOTAL COMMON STOCKS..............................................................................             116,216,568
                                                                                                             ------------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
  *Banco Comercial Portugues SA Rights 05/05/11..................................................     23,860          813
                                                                                                             ------------

SPAIN -- (0.0%)
  *Banco Popular Espanol SA Rights 04/27/11......................................................     80,321        5,591
                                                                                                             ------------
TOTAL RIGHTS/WARRANTS............................................................................                   6,404
                                                                                                             ------------

                                                                                                    Face
                                                                                                   Amount          Value+
                                                                                                   ------          -----
                                                                                                    (000)

TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $230,000
    FNMA 2.24%, 07/06/15, valued at $235,750) to be repurchased at $229,004......................       $229      229,000
                                                                                                             ------------

                                                                                                   Shares/
                                                                                                    Face
                                                                                                   Amount
                                                                                                   ------
                                                                                                    (000)

SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund............................................................... 12,375,000   12,375,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
  $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $5,406,411)## to be repurchased at
  $5,300,421.....................................................................................     $5,300    5,300,403
                                                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................              17,675,403
                                                                                                             ------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $122,354,775)                                                                                         $134,127,375
                                                                                                             ============

                                     1141

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares  Value++
                                                         ------  -----

        COMMON STOCKS -- (85.5%)
        AUSTRALIA -- (6.6%)
          #Acrux, Ltd..................................   7,398 $ 28,389
           Adelaide Brighton, Ltd......................  26,886   93,309
          #*AED Oil, Ltd...............................   4,139    1,066
          #Alesco Corp., Ltd...........................   6,428   23,017
          *Alliance Resources, Ltd.....................  21,658    5,832
           Amalgamated Holdings, Ltd...................   5,533   36,510
           Amcom Telecommunications, Ltd...............  19,153    7,667
           Ansell, Ltd.................................   8,744  133,766
          #*Antares Energy, Ltd........................  12,881    6,499
           APA Group, Ltd..............................  19,935   93,068
          #APN News & Media, Ltd.......................  27,122   46,841
          *Arafura Resources, Ltd......................   7,863   10,156
           ARB Corp., Ltd..............................   3,547   32,120
          #Aristocrat Leisure, Ltd.....................   5,996   17,274
          *Aurora Oil & Gas, Ltd.......................   5,774   16,869
           Ausdrill, Ltd...............................  21,215   78,444
          #*Ausenco, Ltd...............................   2,629    8,346
          *Austal, Ltd.................................   3,435   11,690
          *Austar United Communications, Ltd...........  47,280   64,476
          #*Australian Agricultural Co., Ltd...........  18,400   32,023
           Australian Infrastructure Fund..............  40,779   84,814
           Australian Pharmaceutical Industries, Ltd...  21,680    7,496
          *Australian Worldwide Exploration, Ltd.......  35,889   61,422
           Automotive Holdings Group NL................  10,919   32,531
           AVJennings, Ltd.............................  21,460   12,190
          *Bandanna Energy, Ltd........................   2,080    5,018
           Beach Petroleum, Ltd........................  65,284   68,868
          *Beadell Resources, Ltd......................  10,710    9,740
          #Bendigo Mining, Ltd.........................  12,000    1,305
          *Biota Holdings, Ltd.........................   9,219   12,141
           Blackmores, Ltd.............................     248    8,188
          #*BMA Gold, Ltd..............................  31,752   14,675
           Boart Longyear, Ltd.........................  30,454  152,549
          *Boom Logistics, Ltd.........................  20,098    8,155
          *Bow Energy, Ltd.............................  12,835   12,574
           Bradken, Ltd................................   8,097   70,859
           Brickworks, Ltd.............................   2,046   23,513
          #*Brockman Resources, Ltd....................   5,611   31,489
           Cabcharge Australia, Ltd....................   9,538   57,376
           Campbell Brothers, Ltd......................   1,470   73,079
          *Cardno, Ltd.................................   1,964   12,472
          *Carnarvon Petroleum, Ltd....................   6,703    1,840
          *Catalpa Resources, Ltd......................   5,936    9,477
           Cellestis, Ltd..............................   1,557    5,788
          #*Ceramic Fuel Cells, Ltd....................  91,856   11,600
          *Chemeq, Ltd.................................   5,304      483
          *Citigold Corp., Ltd.........................  58,895    5,621
           Clough, Ltd.................................  17,664   15,307
          *Coal of Africa, Ltd.........................  22,474   30,193
          #*Coalspur Mines, Ltd........................  21,206   40,899
          *Cockatoo Coal, Ltd..........................  39,936   21,722
           ConnectEast Group, Ltd...................... 210,730  108,707
          #Consolidated Media Holdings, Ltd............  15,282   46,769
           Count Financial, Ltd........................  11,804   14,900
          #CSG, Ltd. (B1VVW79).........................  12,251   14,529
          *CSG, Ltd. (B1VVWRR).........................   1,830    2,169
           CSR, Ltd....................................   3,344   11,024
          #*CuDeco, Ltd................................   4,262   16,084

                                     1142

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                   Shares  Value++
                                                   ------  -----

             AUSTRALIA -- (Continued)
               #David Jones, Ltd.................. 14,034 $ 71,877
               *Deep Yellow, Ltd.................. 47,823    9,875
               #*Discovery Metals, Ltd............ 35,121   49,014
                Domino's Pizza Enterprises, Ltd...    611    4,374
                DUET Group, Ltd................... 56,064  104,634
                DuluxGroup, Ltd...................  5,996   18,252
               #*Eastern Star Gas, Ltd............ 16,465   13,754
               #*Elders, Ltd...................... 15,828    8,879
               *Energy World Corp., Ltd........... 50,545   27,499
                Envestra, Ltd..................... 82,478   57,876
               #*Extract Resources, Ltd...........  4,219   30,852
               #FKP Property Group, Ltd........... 51,434   44,067
                Fleetwood Corp., Ltd..............  6,315   77,178
               #*Fletcher Building, Ltd...........  6,829   50,514
                FlexiGroup, Ltd...................  6,860   16,724
               #Flight Centre, Ltd................  3,898  100,890
               #*Galaxy Resources, Ltd............ 16,569   19,632
               #*Gindalbie Metals, Ltd............ 18,113   20,036
                Goodman Fielder, Ltd.............. 90,244  106,503
                Graincorp, Ltd. Series A.......... 10,303   88,558
               *Gryphon Minerals, Ltd.............  5,068    8,797
                GUD Holdings, Ltd.................  3,447   35,519
               #*Gunns, Ltd....................... 32,848   18,994
                GWA Group, Ltd.................... 14,186   49,830
                Hills Holdings, Ltd............... 26,079   45,032
               #*Horizon Oil, Ltd................. 65,914   28,626
                iiNet, Ltd........................  8,275   24,558
                Imdex, Ltd........................ 13,781   31,602
                Independence Group NL.............  8,931   65,922
                Industrea, Ltd....................  5,224    8,564
               #Infigen Energy, Ltd............... 14,000    6,859
               *Integra Mining, Ltd............... 18,984    9,940
               *Intrepid Mines, Ltd...............  7,169   14,417
                Invocare, Ltd.....................  6,435   48,493
                IOOF Holdings, Ltd................ 13,685  107,705
                Iress Market Technology, Ltd......  6,392   64,186
               #*Iron Ore Holdings, Ltd...........  7,983   14,099
               #*iSOFT Group, Ltd................. 71,546   11,797
               *Ivanhoe Australia, Ltd............  3,622   12,755
               #JB Hi-Fi, Ltd.....................  7,902  164,277
               *Kagara, Ltd....................... 27,762   18,070
               *Karoon Gas Australia, Ltd.........  5,930   43,123
               #Kingsgate Consolidated, Ltd.......  8,435   71,942
                Linc Energy, Ltd.................. 12,969   38,905
               #*Lynas Corp., Ltd................. 58,152  134,021
                MacMahon Holdings, Ltd............ 42,067   24,281
               *Mantra Resources, Ltd.............  5,077   37,651
                McMillan Shakespeare, Ltd.........  6,700   69,918
                Medusa Mining, Ltd................  3,460   30,611
                Mermaid Marine Australia, Ltd.....  7,426   25,312
                Mincor Resources NL............... 14,047   18,570
               *Mineral Deposits, Ltd.............  2,156   15,854
                Mineral Resources, Ltd............  3,758   48,147
               #*Molopo Energy, Ltd............... 15,907   15,652
                Monadelphous Group, Ltd...........  3,946   83,339
                Mortgage Choice, Ltd.............. 10,500   16,571
               *Mount Gibson Iron, Ltd............ 38,346   79,570
               #*Murchison Metals, Ltd............  8,000    9,269
                Navitas, Ltd...................... 19,169   85,777
               *Northern Iron, Ltd................  3,728    7,212
               #*Nufarm, Ltd......................  9,844   52,293

                                     1143

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          Shares  Value++
                                                          ------  -----

      AUSTRALIA -- (Continued)..........................
        #Oakton, Ltd....................................   7,474 $ 18,878
        #*Orocobre, Ltd.................................   7,127   19,112
         Pacific Brands, Ltd............................  43,040   34,565
        *PanAust, Ltd................................... 164,021  139,621
         Panoramic Resources, Ltd.......................   7,300   16,563
        *Paperlinx, Ltd.................................  26,157    8,371
         Peet, Ltd......................................   6,045   11,473
        *Perilya, Ltd...................................  20,989   14,356
        #Perpetual Trustees Australia, Ltd..............   2,899   91,891
        *Perseus Mining, Ltd............................  24,847   80,175
        *Pharmaxis, Ltd.................................  13,796   45,292
        *Platinum Australia, Ltd........................  23,193   13,035
         PMP, Ltd.......................................  17,571   14,155
        #Premier Investments, Ltd.......................   3,174   20,907
         Primary Health Care, Ltd.......................  12,716   48,504
         Prime Media Group, Ltd.........................   5,377    4,428
         Programmed Maintenance Service, Ltd............   1,045    2,178
         RCR Tomlinson, Ltd.............................  10,693   19,458
        #REA Group, Ltd.................................   1,460   22,043
        #*Regis Resources, Ltd..........................  21,064   55,528
        #Reject Shop, Ltd. (The)........................   1,278   15,557
        *Resolute Mining, Ltd...........................  14,432   18,612
         Ridley Corp., Ltd..............................  33,330   48,802
        *Roc Oil Co., Ltd...............................  19,451    9,196
         SAI Global, Ltd................................  10,719   58,930
        *Sandfire Resources NL..........................   2,891   22,753
        #Seek, Ltd......................................   4,570   34,962
         Select Harvests, Ltd...........................   3,697   12,686
         Servcorp, Ltd..................................   1,569    5,197
        *Service Stream, Ltd............................  21,994   12,453
         Seven Group Holdings, Ltd......................   6,465   64,820
        #*Sigma Pharmaceuticals, Ltd....................  73,664   29,925
        *Silex System, Ltd..............................   7,987   35,551
        *Silver Lake Resources, Ltd.....................  17,110   39,357
         Sirtex Medical, Ltd............................   2,800   16,382
        #SMS Management & Technology, Ltd...............   6,207   43,065
         Southern Cross Media Group, Ltd................  67,418  121,537
         SP Telemedia, Ltd..............................  25,871   47,763
         Spark Infrastructure Group, Ltd................  83,944  109,298
        #Specialty Fashion Group, Ltd...................  19,600   22,604
        #Spotless Group, Ltd............................  14,680   31,713
        *St. Barbara, Ltd...............................   9,666   23,635
        *Straits Resources , Ltd........................  11,702   11,351
         STW Communications Group, Ltd..................  15,518   19,750
        *Sunland Group, Ltd.............................  14,139   10,707
         Super Retail Group, Ltd........................   8,081   63,743
        *Tap Oil, Ltd...................................  20,587   21,817
         Tassal Group, Ltd..............................   7,976   14,162
         Technology One, Ltd............................  23,020   25,750
         Ten Network Holdings, Ltd......................  43,531   64,643
        *Thakral Holdings Group, Ltd....................  85,197   43,953
         Tower Australia Group, Ltd.....................  34,290  150,340
         Transfield Services, Ltd.......................  28,963  113,165
         Transfield Services, Ltd. Infrastructure Fund..  35,604   30,635
        #*Transpacific Industries Group, Ltd............  28,570   34,894
         Trust Co., Ltd. (The)..........................     659    4,412
        *UXC, Ltd.......................................  17,099   10,888
         Village Roadshow, Ltd..........................  10,695   50,703
        #*Virgin Blue Holdings, Ltd..................... 110,192   34,511
         Watpac, Ltd....................................   6,412   11,018
        #West Australian Newspapers Holdings, Ltd.......  14,802   81,312

                                     1144

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                      Shares    Value++
                                                      ------    -----

        AUSTRALIA -- (Continued).....................
          #Western Areas NL..........................  7,047 $   52,072
          *White Energy Co., Ltd.....................  9,723     28,688
           WHK Group, Ltd............................  9,562      9,556
           Wide Bay Australia, Ltd...................    777      8,292
          #Wotif.com Holdings, Ltd...................  5,438     34,095
                                                             ----------
        TOTAL AUSTRALIA..............................         6,919,764
                                                             ----------

        AUSTRIA -- (0.9%)............................
           Agrana Beteiligungs AG....................    319     35,497
           BWT AG....................................    472     14,245
          #EVN AG....................................  2,083     39,947
          #Flughafen Wien AG.........................    543     34,183
          #*Intercell AG.............................  2,073     18,755
          #Lenzing AG................................    350     45,569
          #Mayr-Melnhof Karton AG....................    840    102,044
           Oberbank AG...............................  1,045     70,022
          #Oesterreichischen Post AG.................  1,448     52,396
          *Palfinger AG..............................    904     37,472
          *RHI AG....................................    833     29,740
          #Schoeller-Bleckmann Oilfield Equipment AG.    838     84,818
          #Uniqa Versicherungen AG...................  4,023     91,392
          *Wienerberger AG...........................  6,853    146,542
           Zumtobel AG...............................  2,862    103,823
                                                             ----------
        TOTAL AUSTRIA................................           906,445
                                                             ----------

        BELGIUM -- (1.1%)............................
           Ackermans & van Haaren NV.................  2,011    210,373
          *Agfa-Gevaert NV........................... 15,370     68,498
           Banque Nationale de Belgique SA...........     20    103,726
          #*Barco NV.................................    500     43,679
           Compagnie d'Entreprises SA................    280     24,254
           Compagnie Immobiliere de Belgique SA......    200      9,388
           Compagnie Maritime Belge SA...............  1,500     46,962
          #*Deceuninck NV............................  6,500     19,456
           D'ieteren SA..............................  1,850    134,364
           Econocom Group SA.........................  1,771     41,807
           Elia System Operator SA NV................  1,248     55,348
           Euronav SA................................  1,500     25,193
           EVS Broadcast Equipment SA................    477     32,676
           Exmar NV..................................  1,500     15,021
          *Ion Beam Applications SA..................    675      7,970
           Melexis NV................................  1,058     20,242
           Nyrstar NV................................  3,509     48,457
          #Omega Pharma SA...........................  1,200     61,535
           Recticel SA...............................  1,421     15,793
          *Roularta Media Group NV...................    455     16,661
           Sipef NV..................................    460     48,400
           Tessenderlo Chemie NV.....................  1,531     60,918
          *ThromboGenics NV..........................    707     22,012
          #Van de Velde NV...........................    393     23,771
                                                             ----------
        TOTAL BELGIUM................................         1,156,504
                                                             ----------

        CANADA -- (10.0%)............................
           Aastra Technologies, Ltd..................    800     17,629
          #*Absolute Software Corp...................  2,400      8,624
          *Advantage Oil & Gas, Ltd..................  6,979     59,305
           Aecon Group, Inc..........................  1,200     11,871
          #AG Growth International, Inc..............     90      4,640
           AGF Management, Ltd. Class B..............  5,044    105,555
           Akita Drilling, Ltd.......................  1,200     14,205

                                     1145

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          Shares  Value++
                                                          ------  -----

      CANADA -- (Continued)..............................
        #*Alacer Gold Corp............................... 10,187 $106,268
         Alamos Gold, Inc................................  3,100   52,030
        *Alexco Resource Corp............................  2,700   25,940
        #Algonquin Power & Utilities Corp................  4,700   26,675
         Alliance Grain Traders, Inc.....................    462   11,206
        #AltaGas, Ltd....................................  2,600   69,744
        *Altius Minerals Corp............................  1,000   13,740
        *Anderson Energy, Ltd............................  5,100    5,660
        *Angle Energy, Inc...............................  2,700   27,081
        *Antrim Energy, Inc..............................  6,500    6,252
        *Anvil Mining, Ltd...............................  4,200   28,365
         Astral Media, Inc. Class A......................  3,600  140,058
        #Atlantic Power Corp.............................  2,516   38,159
        *Atrium Innovations, Inc.........................    831   14,158
        *ATS Automation Tooling System, Inc..............  5,060   36,634
        *Aura Minerals, Inc..............................  5,100   16,386
        *Aurizon Mines, Ltd.............................. 12,400   84,532
        *AXIA NetMedia Corp..............................  4,000    5,707
        *B2Gold Corp..................................... 13,000   44,242
        #*Ballard Power Systems, Inc.....................  3,700    7,665
        *Bankers Petroleum, Ltd.......................... 14,456  126,814
        *Bellatrix Exploration, Ltd......................  4,800   27,852
        #*BioExx Specialty Proteins, Ltd................. 10,300   21,881
        #*Birchcliff Energy, Ltd.........................  4,800   66,357
        *BlackPearl Resources, Inc....................... 10,525   88,658
         BMTC Group, Inc.................................    850   20,573
        #Bonterra Energy Corp............................    562   33,560
        *Boralex, Inc. Class A...........................  2,200   20,229
        *Breakwater Resources, Ltd.......................  1,850   11,478
        *Bridgewater Systems Corp........................  1,850   16,522
        #*Brigus Gold Corp............................... 11,639   18,698
        #*Burcon NutraScience Corp.......................    600    5,961
         CAE, Inc........................................    971   13,085
        #Calfrac Well Services, Ltd......................  1,700   60,137
        *Calvalley Petroleum, Inc........................  3,100    9,960
         Canaccord Capital, Inc..........................  3,489   52,732
         Canada Bread Co., Ltd...........................    800   39,816
        #*Canadian Energy Services & Technology Corp.....    250   10,305
        #Canadian Western Bank...........................  2,800   89,698
         Canam Group, Inc. Class A.......................  2,100   18,311
        *Canfor Corp.....................................  7,200   94,818
        *Canfor Pulp Products, Inc.......................    539   10,152
        *Cangene Corp....................................  2,500    5,945
        #*Capstone Mining Corp...........................  9,200   36,755
        *Cardiome Pharma Corp............................  2,500   13,608
         Cascades, Inc...................................  3,900   28,442
         Cash Store Financial Services, Inc. (The).......    605    9,560
        *Catalyst Paper Corp............................. 24,005    5,074
         CCL Industries, Inc. Class B....................  1,500   50,177
        *Celestica, Inc.................................. 16,300  180,374
        *Celtic Exploration, Ltd.........................  3,000   61,512
        *Cequence Energy, Ltd............................  2,168    7,905
        #*China Gold International Resources Corp., Ltd..  9,700   48,492
        *Chinook Energy, Inc.............................  1,124    2,400
        #*Churchill Corp. Class A (The)..................  1,045   22,785
         Cogeco Cable, Inc...............................  1,000   47,984
        *Colossus Minerals, Inc..........................  2,400   21,764
        *COM DEV International, Ltd......................  4,500   13,317
        *Compton Petroleum Corp..........................  7,200    2,321
         Computer Modelling Group, Ltd...................    200    6,067
        *Connacher Oil & Gas, Ltd........................ 18,200   25,776

                                     1146

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CONTINUED


                                                      Shares  Value++
                                                      ------  -----

           CANADA -- (Continued).....................
             *Consolidated Thompson Iron Mines, Ltd.. 13,300 $240,655
             #*Contrans Group, Inc...................    222    2,112
             *Copper Mountain Mining Corp............  2,900   22,222
              Corby Distilleries, Ltd................    900   15,981
             #*Corridor Resources, Inc...............  2,900   14,252
             #Corus Entertainment, Inc. Class B......  5,400  113,519
             #*Corvus Gold, Inc......................    630      573
             #*Cott Corp.............................  5,400   48,113
             *Crew Energy, Inc.......................  3,552   61,381
             *Crystallex International Corp.......... 14,000    1,850
             #Daylight Energy, Ltd...................  6,814   78,212
             *Delphi Energy Corp.....................  7,188   20,588
             *Denison Mines Corp..................... 13,884   32,283
             *Descartes Systems Group, Inc. (The)....  5,100   33,905
             *Detour Gold Corp.......................  2,900   98,020
             *Dollarama, Inc.........................    211    6,612
              Dorel Industries, Inc. Class B.........  1,600   53,201
             #*DragonWave, Inc.......................  1,751   14,565
             #*Duluth Metals, Ltd....................  6,500   16,831
             *Dundee Capital Markets, Inc............  4,400    6,743
             #*Dundee Precious Metals, Inc...........  4,755   46,035
             *Eastern Platinum, Ltd.................. 39,900   48,497
             #*ECU Silver Mining, Inc................ 13,950   11,353
              E-L Financial Corp., Ltd...............     18    9,189
             *Enbridge Income Fund Holdings, Inc.....    389    7,577
             *Endeavour Silver Corp..................  4,916   56,530
              Ensign Energy Services, Inc............  6,994  135,053
              Equitable Group, Inc...................    400   12,218
             *Euro Goldfields, Ltd...................  5,700   79,281
              Evertz Technologies, Ltd...............  3,700   62,178
             *Excellon Resources, Inc................  9,550    7,570
             *Fairborne Energy, Ltd..................  5,400   27,338
             *Far West Mining, Ltd...................  2,200   18,276
             *First Majestic Silver Corp.............  5,500  115,331
             *First National Financial Corp..........    100    1,908
             #*First Uranium Corp....................  4,800    4,414
             #*FirstService Corp.....................    315   12,079
             *Flint Energy Services, Ltd.............  2,500   38,022
             *Forsys Metals Corp.....................  2,500    4,677
             *Fortress Paper, Ltd....................    500   22,311
              Forzani Group, Ltd. Class A............  2,300   45,409
             *Galleon Energy, Inc. Class A...........  5,400   19,976
             *Gammon Gold, Inc.......................  3,050   33,364
             *Garda World Security Corp..............    906   10,351
              Gennum Corp............................  1,400   11,763
             *Glacier Media, Inc.....................  1,800    4,566
              Gluskin Shef & Associates, Inc.........  1,000   22,248
             #*GLV, Inc..............................    781    6,356
              GMP Capital, Inc.......................    441    7,047
             #*Golden Star Resources, Ltd............ 13,100   42,367
             *Gran Tierra Energy, Inc................    148    1,101
             *Grande Cache Coal Corp.................  3,400   29,000
             #*Great Basin Gold, Ltd................. 11,200   29,712
             *Great Canadian Gaming Corp.............  3,200   26,482
             #*Greystar Resources, Ltd...............  2,300    8,411
              Groupe Aeroplan, Inc................... 12,000  164,498
             *Guyana Goldfields, Inc.................  1,829   18,074
             *Hanfeng Evergreen, Inc.................  2,400   13,063
             *Harry Winston Diamond Corp.............  3,200   54,452
             *Heroux-Devtek, Inc.....................  2,400   21,028
              Home Capital Group, Inc................  1,850  111,452

                                     1147

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CONTINUED

                                                        Shares  Value++
                                                        ------  -----

        CANADA -- (Continued)..........................
           HudBay Minerals, Inc........................  6,631 $105,827
           IESI-BFC, Ltd...............................  2,959   75,089
          #*Imax Corp..................................  2,381   83,699
          *Imperial Metals Corp........................  2,500   57,972
          *Imris, Inc..................................  1,500   12,778
           Innergex Renewable Energy, Inc..............  2,210   23,241
          *International Forest Products, Ltd. Class A.  3,600   22,373
          #*International Tower Hill Mines, Ltd........  1,260   12,185
          *Intertape Polymer Group, Inc................    900    1,389
          #*Ivanhoe Energy, Inc........................ 10,100   28,395
          #*Jaguar Mining, Inc.........................  4,030   22,489
           Jean Coutu Group (PJC), Inc. Class A (The)..  3,375   37,454
          *Keegan Resources, Inc.......................  2,901   26,982
          *Kingsway Financial Services, Inc............  2,400    2,537
          *Kirkland Lake Gold, Inc.....................  3,200   47,620
          *La Mancha Resources, Inc....................  4,326   10,928
          #*Labopharm, Inc.............................  2,500    1,189
          *Labrador Iron Mines Holdings, Ltd...........  1,400   19,842
          *Lake Shore Gold Corp........................  9,700   41,623
          #*Laramide Resources, Ltd....................  1,600    1,979
           Laurentian Bank of Canada...................  1,400   74,384
          #Le Chateau, Inc. Class A....................  1,200   13,634
          *Legacy Oil & Gas, Inc.......................  3,400   48,441
           Leon's Furniture, Ltd.......................  2,400   33,990
           Linamar Corp................................  3,100   69,559
           MacDonald Dettweiler & Associates, Ltd......  1,700  102,433
          #*MAG Silver Corp............................  2,486   30,111
           Major Drilling Group International, Inc.....  3,600   59,965
          #Manitoba Telecom Services, Inc..............    645   20,554
           Maple Leaf Foods, Inc.......................  5,400   67,232
           Marsulex, Inc...............................    200    2,987
          *Martinrea International, Inc................  3,500   31,517
          *Maxim Power Corp............................  1,300    4,122
           MDS, Inc....................................  8,500   99,720
          #*Mega Uranium, Ltd..........................  2,800    1,509
          #*Mercator Minerals, Ltd.....................  8,400   31,162
           Methanex Corp...............................  5,417  175,137
          *Midway Energy, Ltd..........................  6,100   29,657
          *Minera Andes, Inc........................... 17,100   50,605
           Mosaid Technologies, Inc....................  1,000   31,803
          #Mullen Group, Ltd...........................    798   17,897
          #*Nautilus Minerals, Inc.....................  5,100   16,332
          *Neo Material Technologies, Inc..............  2,450   25,351
          *New Gold, Inc...............................  4,209   47,288
           Newalta Corp................................  1,795   24,910
          #*NGEx Resources, Inc........................    528    1,847
          *Norbord, Inc................................  1,690   23,685
          #*North American Energy Partners, Inc........  1,500   17,059
          #*North American Palladium, Ltd..............  5,795   37,178
          *Northern Dynasty Minerals, Ltd..............  2,375   32,231
          *Northgate Minerals Corp..................... 22,300   66,701
          #*Northland Power, Inc.......................    654   11,053
          #*NovaGold Resources, Inc....................  4,050   52,137
           Nuvista Energy, Ltd.........................  4,124   41,669
          #*Oncolytics Biotech, Inc....................  4,000   24,351
          *Open Text Corp..............................    120    7,351
          *Pace Oil & Gas, Ltd.........................    525    4,883
          #*Paladin Labs, Inc..........................    387   16,361
          *Paramount Resources, Ltd. Class A...........  2,300   71,469
           Pason Systems, Inc..........................  3,100   50,785
          #Perpetual Energy, Inc.......................  4,555   19,931

                                     1148

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CONTINUED

                                                     Shares  Value++
                                                     ------  -----

            CANADA -- (Continued)...................
              *Petrobank Energy & Resources, Ltd....  1,384 $ 29,285
              *Pilot Gold, Inc......................  2,374    8,280
              #*PolyMet Mining Corp.................  7,263   14,662
              *Precision Drilling Corp..............  1,267   19,189
               Premium Brands Holdings Corp.........  1,330   23,011
              *Progress Energy Resources Corp.......  3,639   49,769
              *QLT, Inc.............................  5,800   47,386
              *Quadra FNX Mining, Ltd............... 10,651  174,824
               Quebecor, Inc. Class B...............  3,900  138,539
              *Queenston Mining, Inc................  2,500   20,610
              #*Questerre Energy Corp...............  6,950    8,007
              #*Ram Power Corp......................  2,670    1,975
               Reitmans Canada, Ltd. Class A........  4,500   82,994
              #*Resverlogix Corp....................  1,300    2,666
               Richelieu Hardware, Ltd..............  1,000   31,707
              #Ritchie Brothers Auctioneers, Inc....  6,300  197,493
               RONA, Inc............................  8,785  128,411
              *Rubicon Minerals Corp................  8,300   43,072
              *RuggedCom, Inc.......................    981   21,307
              #Russel Metals, Inc...................  4,900  134,651
              *Sabina Gold & Silver Corp............    819    6,336
              *Sandvine Corp........................  5,900   14,904
              *Savanna Energy Services Corp.........  4,382   47,750
              *Seabridge Gold, Inc..................    630   21,361
               Sears Canada, Inc....................    275    5,778
              *SEMAFO, Inc.......................... 12,700  107,919
               ShawCor, Ltd.........................  3,000  107,361
               Sherritt International Corp..........  9,100   76,943
              *Shore Gold, Inc...................... 15,000   11,890
              *Sierra Wireless, Inc.................  1,200   14,243
              #*Silver Standard Resources, Inc......  4,900  170,437
               Silvercorp Metals, Inc...............  8,700  118,434
              *Southern Pacific Resource Corp....... 11,700   23,001
              #*SouthGobi Resources, Ltd............  9,305  116,835
              *Sprott Resource Corp.................  1,925    9,990
              *Sprott Resource Lending Corp.........  6,900   12,616
               Sprott, Inc..........................  1,938   18,906
              *St. Andrew Goldfields, Ltd........... 13,300   15,041
              #*Stantec, Inc........................  2,400   75,641
               Stella-Jones, Inc....................    700   28,476
              #Student Transportation, Inc..........  3,797   27,329
              *SunOpta, Inc.........................  3,300   23,368
              #Superior Plus Corp...................  4,400   51,201
              #*Tanzanian Royalty Exploration Corp..  3,400   24,687
              *Taseko Mines, Ltd....................  7,000   36,992
              *Tembec, Inc..........................    715    4,073
              *Theratechnologies, Inc...............  1,400    6,511
              #*Thompson Creek Metals Co., Inc......  9,365  115,114
              #*Timminco, Ltd.......................  6,400    2,706
               TMX Group, Inc.......................    202    8,659
              *Torex Gold Resources, Inc............  3,445    6,627
               Toromont Industries, Ltd.............  3,109  108,338
               Torstar Corp. Class B................  3,700   54,670
               Total Energy Services, Inc...........    890   14,909
               Transcontinental, Inc. Class A.......  3,600   55,475
              #TransForce, Inc......................  2,336   34,788
              *TransGlobe Energy Corp...............  4,200   61,303
              #Trican Well Service, Ltd.............  5,100  125,701
              #Trilogy Energy Corp..................  2,255   54,316
               Trinidad Drilling, Ltd...............  4,100   46,974
               TVA Group, Inc. Class B..............  1,200   18,390

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
                                                     Shares     Value++
                                                     ------     -----

        CANADA -- (Continued).......................
          *UEX Corp.................................  6,400 $     6,629
           Uni-Select, Inc..........................    800      23,210
          *Vector Aerospace Corp....................  1,371      18,678
          *Vero Energy, Inc.........................  3,031      19,381
          *Virginia Mines, Inc......................  1,215      12,264
          *Vitran Corp., Inc........................  1,100      17,590
           WaterFurnace Renewable Energy, Inc.......    300       7,356
          *Wesdome Gold Mines, Ltd..................  3,085       9,553
           West Fraser Timber Co., Ltd..............  2,500     142,155
          #*Westport Innovations, Inc...............  2,900      73,347
           Wi-Lan, Inc..............................  4,600      29,025
           Winpak, Ltd..............................  2,400      30,059
          *Xtreme Coil Drilling Corp................  1,900      11,547
          *Zarlink Semiconductor, Inc............... 11,020      28,303
                                                            -----------
        TOTAL CANADA................................         10,429,871
                                                            -----------

        DENMARK -- (0.9%)...........................
          *Alm. Brand A.S...........................  7,780      17,441
          *Amagerbanken A.S.........................  6,200          --
           Ambu A.S.................................    212       6,042
          #Auriga Industries A.S. Series B..........    950      18,117
          *Bang & Olufsen Holdings A.S..............  2,970      46,528
          #*Bavarian Nordic A.S.....................    300       6,905
           D/S Norden A.S...........................  1,218      43,649
          *Dalhoff, Larson & Horneman A.S. Series B.  1,100       2,799
          *DFDS A.S.................................    512      44,080
           East Asiatic Co., Ltd. A.S...............  1,200      39,898
          *Fionia Holding A.S.......................    750          --
          *Genmab A.S...............................    953      10,289
           GN Store Nord A.S........................ 10,683     105,941
          #*Greentech Energy Systems A.S............  2,200       8,213
           IC Companys A.S..........................    310      13,978
          #*NeuroSearch A.S.........................  1,221      12,836
          #NKT Holding A.S..........................  1,466      90,274
           Nordjyske Bank A.S.......................    422       8,390
          #*Parken Sport & Entertainment A.S........    400       8,436
           Per Aarsleff A.S. Series B...............    150      13,361
           Ringkjoebing Landbobank A.S..............    188      26,147
          #*Royal Unibrew A.S.......................    500      36,897
          #Satair A.S...............................    473      36,268
           Schouw & Co. A.S.........................  1,700      50,392
           SimCorp A.S..............................    200      36,335
          *Sjaelso Gruppen A.S......................  1,000       1,866
           Solar Holdings A.S. Series B.............     75       6,568
          *Spar Nord Bank A.S.......................  1,650      16,581
          *Sparbank A.S.............................    225       3,256
           Sydbank A.S..............................  3,339      96,755
           Thrane & Thrane A.S......................    400      19,914
          *TK Development A.S.......................  2,549      11,805
          *Topdanmark A.S...........................    522      95,902
          *TopoTarget A.S........................... 14,000       6,689
          *Vestjysk Bank A.S........................    725       7,652
                                                            -----------
        TOTAL DENMARK...............................            950,204
                                                            -----------

        FINLAND -- (2.3%)...........................
           Ahlstrom Oyj.............................    225       5,948
           Alma Media Oyj...........................  4,469      52,091
           Amer Sports Oyj Series A.................  8,795     144,192
          #Aspo Oyj (5785498).......................  2,350      26,052
          *Aspo Oyj (B65TT17).......................    335       3,711
           Cargotec Oyj Series B....................    940      52,784

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CONTINUED

                                               Shares    Value++
                                               ------    -----

               FINLAND -- (Continued).........
                  Cramo Oyj...................  1,300 $   34,458
                 *Elcoteq SE..................    500        941
                 *Elektrobit Corp. Oyj........  7,600      6,526
                 #Elisa Oyj...................  1,200     28,888
                 *Finnair Oyj.................  3,800     20,490
                 *Finnlines Oyj...............  2,099     24,275
                 #Fiskars Oyj Abp Series A....  3,740     92,480
                 #F-Secure Oyj................  5,200     19,945
                 *Glaston Oyj Abp.............  4,200      6,914
                 #HKScan Oyj..................  1,550     15,470
                 #*Huhtamaki Oyj..............  4,350     60,836
                 *KCI Konecranes Oyj..........  3,400    163,569
                  Kemira Oyj..................  4,600     84,099
                 *Kesko Oyj...................    389     20,188
                  Lassila & Tikanoja Oyj......  2,281     43,532
                 *Lemminkainen Oyj............    500     19,713
                 #*M-Real Oyj Series B........  6,143     29,039
                 #Olvi Oyj Series A...........  1,278     34,435
                  Oriola-KD Oyj Series B......  3,288     14,315
                 *Orion Oyj Series A..........  3,616     89,619
                 *Orion Oyj Series B..........  5,451    135,533
                  Outokumpu Oyj...............  2,028     33,784
                  Outotec Oyj.................    956     60,627
                  PKC Group Oyj...............  1,500     35,871
                  Pohjola Bank P.L.C..........  8,736    129,646
                  Ponsse Oyj..................  1,180     19,335
                 #Poyry Oyj...................  3,314     56,439
                  Raisio P.L.C................  4,000     15,290
                 *Ramirent Oyj................  2,800     47,713
                  Rapala VMC Oyj..............  1,900     19,090
                 #Rautaruukki Oyj Series K....  2,432     63,106
                 #Ruukki Group Oyj............ 13,258     33,405
                 #Sanoma Oyj..................  5,315    110,475
                  Stockmann Oyj Abp Series A..  1,299     47,291
                 #Stockmann Oyj Abp Series B..  1,709     52,354
                 *Tecnomen Lifetree Oyj.......  5,600      3,648
                 #Tieto Oyj...................  3,912     72,151
                 *Tikkurila Oyj...............  1,149     27,380
                 #Uponor Oyj Series A.........  3,000     58,490
                  Vacon Oyj...................    695     48,109
                  Vaisala Oyj Series A........    700     23,602
                  Yit Oyj.....................  5,529    165,871
                                                      ----------
               TOTAL FINLAND..................         2,353,720
                                                      ----------

               FRANCE -- (4.6%)...............
                  Ales Groupe SA..............    960     20,082
                  ALTEN SA....................  2,004     82,220
                 *Altran Technologies SA......  5,342     42,164
                  April Group SA..............  1,417     45,619
                  Arkema SA...................  2,964    308,701
                  Assystem SA.................    808     21,173
                 *Atari SA....................     88        374
                 *Atos Origin SA..............  3,083    189,953
                  Beneteau SA.................  2,000     42,887
                  Boiron SA...................    712     31,687
                  Bonduelle SCA...............    272     27,535
                  Bongrain SA.................    669     65,395
                 #Bourbon SA..................  2,621    124,223
                 *Bull SA.....................  1,837     12,226
                  Canal Plus SA...............  2,031     16,598
                  CEGID Group SA..............    250      8,587

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CONTINUED

                                                                     Shares  Value++
                                                                     ------  -----

FRANCE -- (Continued)...............................................
  *Cie Generale de Geophysique - Veritas SA.........................  8,042 $283,303
   Ciments Francais SA..............................................     33    3,485
  #*Club Mediterranee SA............................................    800   18,640
   Delachaux SA.....................................................    516   58,411
  *Derichebourg SA..................................................  4,536   42,992
   Electricite de Strasbourg SA.....................................    132   23,692
   Entrepose Contracting SA.........................................    184   25,413
   Esso S.A.F.......................................................    197   27,682
   Establissements Maurel et Prom SA................................  6,624  141,099
  *Euler Hermes SA..................................................    711   75,795
  *Faurecia SA......................................................  2,080   85,775
   Fimalac SA.......................................................    506   22,823
   Gaumont SA.......................................................    129    8,895
  *GFI Informatique SA..............................................  1,729    9,859
   GL Events SA.....................................................    619   23,846
   Groupe Crit SA...................................................    450   15,589
   Groupe Steria SCA................................................  1,768   58,638
   Guerbet SA.......................................................    122   12,553
   Guyenne et Gascogne SA...........................................    300   43,244
  *Haulotte Group SA................................................  1,014   22,509
   Havas SA......................................................... 26,436  150,659
   Ingenico SA......................................................  2,536  125,846
   Ipsos SA.........................................................  1,795   93,292
  #Laurent-Perrier SA...............................................    195   24,897
   Lisi SA..........................................................    500   48,542
   M6 Metropole Television SA.......................................  2,898   76,890
  *Manitou BF SA....................................................  1,600   54,198
   Manutan International SA.........................................    508   40,303
   Mersen SA........................................................  1,018   61,910
  #Neopost SA.......................................................  1,789  170,760
   Nexans SA........................................................  2,122  224,897
   Nexity SA........................................................    600   32,631
   Norbert Dentressangle SA.........................................    170   19,996
   NRJ Group SA.....................................................  2,200   26,105
   Orpea SA.........................................................    686   34,295
  #*PagesJaunes Groupe SA...........................................    475    4,951
   Pierre & Vacances SA.............................................    387   34,528
   Plastic Omnium SA................................................    372   35,608
   Rallye SA........................................................    993   52,215
  #*Recylex SA......................................................  1,500   15,472
   Remy Cointreau SA................................................  1,595  131,381
  *Rhodia SA........................................................    795   37,002
   Rubis SA.........................................................    473   58,083
  *SA des Ciments Vicat.............................................    256   23,372
   Saft Groupe SA...................................................    823   37,796
   SAMSE SA.........................................................    132   15,367
   Sechilienne SA...................................................  1,311   38,377
   Societe BIC SA...................................................  1,629  158,376
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..    210   13,755
  #*Soitec SA.......................................................  6,107   99,153
   Somfy SA.........................................................    212   65,560
   Sopra Group SA...................................................    500   58,831
  *Ste Industrielle d'Aviation Latecoere SA.........................    468    7,739
   Stef-TFE SA......................................................    287   18,925
   Sucriere de Pithiviers Le Vieil SA...............................     23   28,444
   Teleperformance SA...............................................  2,889  110,222
  #*Theolia SA......................................................  3,351    6,793
   Toupargel Groupe SA..............................................    390    8,422
   Trigano SA.......................................................  1,363   48,732
  *UbiSoft Entertainment SA.........................................  1,884   18,913
  *Valeo SA.........................................................  1,459   92,934

                                     1152

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CONTINUED


                                                 Shares    Value++
                                                 ------    -----

             FRANCE -- (Continued)..............
                Viel et Compagnie SA............  3,926 $   20,380
                Vilmorin & Cie SA...............    344     43,567
                Virbac SA.......................    328     60,515
                VM Materiaux SA.................    186     12,392
                Zodiac Aerospace SA.............  2,571    201,781
                                                        ----------
             TOTAL FRANCE.......................         4,788,474
                                                        ----------

             GERMANY -- (4.7%)..................
               #*Aareal Bank AG.................  1,820     55,177
               *ADVA AG Optical Networking......  1,887     14,666
               *Agennix AG......................    310      1,629
               #Aixtron SE......................  5,535    235,068
               *Augusta Technologie AG..........    189      5,584
                Aurubis AG......................  2,266    133,922
                Baader Bank AG..................  2,200      9,894
               #*Balda AG.......................    916     12,204
               *Bauer AG........................    422     22,710
                Bechtle AG......................    929     44,179
                Bertrandt AG....................    316     23,148
                Bilfinger Berger SE.............  2,546    245,099
                Biotest AG......................    393     27,760
               *Carl Zeiss Meditec AG...........  1,674     36,438
               *Centrotec Sustainable AG........  1,248     43,696
                Cewe Color Holding AG...........    476     23,125
                Comdirect Bank AG...............  2,500     31,012
               #*Conergy AG..................... 12,903      7,449
               #*Constantin Medien AG...........  3,300     10,110
                CTS Eventim AG..................    679     50,896
               *Curanum AG......................  2,412      8,182
                Demag Cranes AG.................    707     37,987
               *Deutz AG........................  4,400     40,216
                Douglas Holding AG..............  1,917    112,345
                Drillisch AG....................  1,695     19,160
               *Duerr AG........................    500     19,479
                DVB Bank SE.....................  2,260     83,658
                ElreingKlinger AG...............  1,426     49,982
               *Evotec AG.......................  4,738     21,403
                Fielmann AG.....................    827     87,963
                Freenet AG......................  2,138     27,188
                Fuchs Petrolub AG...............    401     58,045
               *GAGFAH SA.......................  2,491     22,636
               *Gerresheimer AG.................  1,899     91,809
                Gerry Weber International AG....    963     62,686
                GFK SE..........................  1,560     88,704
               #Gildemeister AG.................  3,323     84,226
               *Grammer AG......................    863     24,128
                Grenkeleasing AG................    327     19,527
               #*Heidelberger Druckmaschinen AG. 12,528     55,907
                Indus Holding AG................    494     16,330
                Interseroh SE...................    220     16,546
               *IVG Immobilien AG...............  6,804     57,420
               *Jenoptik AG.....................  3,249     26,684
               *Kloeckner & Co. SE..............  2,329     83,625
               *Koenig & Bauer AG...............  1,126     27,219
                Kontron AG......................  2,224     27,384
               #*Krones AG......................    792     64,076
                KSB AG..........................     31     27,684
               *Kuka AG.........................  1,360     37,070
                KWS Saat AG.....................    150     34,248
               *Leoni AG........................  1,605     88,368
               *LPKF Laser & Electronics AG.....    984     21,103

                                     1153

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CONTINUED


                                                                                     Shares    Value++
                                                                                     ------    -----

GERMANY -- (Continued)
  #*Manz Automation AG..............................................................     20 $    1,399
   Medion AG........................................................................  1,579     22,753
  #MLP AG...........................................................................  3,534     35,061
  #*Morphosys AG....................................................................  1,083     31,847
  #MTU Aero Engines Holding AG......................................................  1,946    148,970
   MVV Energie AG...................................................................    364     14,726
   Nemetschek AG....................................................................    707     33,305
  #*Nordex SE.......................................................................  1,260     12,635
   Pfeiffer Vacuum Technology AG....................................................    432     60,002
  #*Pfleiderer AG...................................................................  3,100      3,213
  *PNE Wind AG......................................................................  4,418     14,209
  *QSC AG...........................................................................  2,060      7,837
   Rational AG......................................................................    151     41,716
   Renk AG..........................................................................    457     49,270
   Repower Systems AG...............................................................     62     13,144
   Rheinmetall AG...................................................................  1,941    174,007
   Rhoen-Klinikum AG................................................................  7,370    168,574
  #*Roth & Rau AG...................................................................    699     23,969
   Sartorius AG.....................................................................    335     16,282
  *Sedo Holding AG..................................................................  1,033      5,248
  *Senator Entertainment AG.........................................................    140        131
  #*SGL Carbon SE...................................................................  2,674    142,275
  *Singulus Technologies AG.........................................................    700      4,923
   Sixt AG..........................................................................    900     45,371
  *Sky Deutschland AG............................................................... 22,676     99,621
  #Software AG......................................................................  1,160    219,550
  #*Solarworld AG...................................................................  1,700     27,205
  #*Solon SE........................................................................    507      2,980
   Stada Arzneimittel AG............................................................  4,339    191,844
   STINAG Stuttgarter Invest AG.....................................................  1,000     27,010
   Symrise AG.......................................................................  6,477    213,193
  *TAG Immobilien AG................................................................    424      4,515
  #Takkt AG.........................................................................  1,500     25,824
  *Technotrans AG...................................................................    637      6,436
   Tognum AG........................................................................  2,339     89,650
  #*TUI AG..........................................................................  3,198     40,827
  #*Versatel AG.....................................................................  1,439     14,496
   Vossloh AG.......................................................................    727    104,542
  *VTG AG...........................................................................    287      7,330
   Wincor Nixdorf AG................................................................  1,480    122,322
   Wirecard AG......................................................................  3,775     72,067
                                                                                            ----------
TOTAL GERMANY.......................................................................         4,917,033
                                                                                            ----------

GREECE -- (0.7%)
  *Agricultural Bank of Greece S.A.................................................. 13,536      9,206
   Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..  4,983      1,332
  *Alpha Bank A.E...................................................................  7,272     42,394
  *Anek Lines S.A...................................................................  5,508      1,549
  *Astir Palace Hotels S.A..........................................................  2,100      6,766
  *Attica Bank S.A..................................................................  5,715      7,447
   Bank of Greece S.A...............................................................  1,143     53,668
  *EFG Eurobank Ergasias S.A........................................................    989      5,567
   Ellaktor S.A.....................................................................  9,312     42,206
   EYDAP Athens Water Supply & Sewage Co. S.A.......................................  1,743     13,628
  *Forthnet S.A.....................................................................  5,680      3,875
   Fourlis Holdings S.A.............................................................  2,390     19,675
   Frigoglass S.A...................................................................    750     12,726
   GEK Terna S.A....................................................................  4,087     14,830
  *Geniki Bank S.A..................................................................  1,124      2,092
  *Halkor S.A.......................................................................  2,770      3,043
   Hellenic Exchanges S.A...........................................................  1,918     15,335

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CONTINUED


                                                              Shares  Value++
                                                              ------  -----

   GREECE -- (Continued)
      Hellenic Petroleum S.A..............................     1,334 $ 14,212
      Heracles General Cement Co. S.A.....................     5,120   31,861
      Iaso S.A............................................     3,087    5,411
     *Intracom Holdings S.A...............................     5,500    3,664
     *Intralot S.A. Integrated Lottery Systems & Services.     5,249   18,730
      J&P-Avax S.A........................................     3,100    5,001
      JUMBO S.A...........................................        42      338
     *Lambrakis Press S.A.................................     6,399    2,368
      Marfin Investment Group S.A.........................    20,116   21,151
     *Marfin Popular Bank PCL.............................    32,447   39,394
      Metka S.A...........................................     1,850   24,765
      Michaniki S.A.......................................     3,160    1,356
      Motor Oil (Hellas) Corinth Refineries S.A...........     2,329   30,879
     *Mytilineos Holdings S.A.............................     4,200   33,442
     *Piraeus Bank S.A....................................       641    1,043
     *Public Power Corp. S.A..............................       344    5,692
      S&B Industrial Minerals S.A.........................     1,686   11,715
     *Sidenor Steel Products Manufacturing Co. S.A........     2,262    9,129
     *Technical Olympic S.A...............................     1,375    2,731
      Titan Cement Co. S.A................................     3,511   93,634
     *TT Hellenic Postbank S.A............................    10,394   44,663
     *Viohalco S.A........................................     9,200   54,535
                                                                     --------
   TOTAL GREECE...........................................            711,053
                                                                     --------

   HONG KONG -- (2.3%)
      Alco Holdings, Ltd..................................    68,000   31,020
      Allied Group, Ltd...................................    17,600   60,369
     #Allied Properties, Ltd..............................   219,416   43,548
     *Apac Resources, Ltd.................................   320,000   18,560
     #*Artel Solutions Group Holdings, Ltd................   250,000    9,664
      Asia Financial Holdings, Ltd........................    54,874   24,856
      Asia Satellite Telecommunications Holdings, Ltd.....    11,500   24,368
      Asia Standard International Group, Ltd..............    24,940    5,698
     *Associated International Hotels, Ltd................    28,000   60,608
     #*Bonjour Holdings, Ltd..............................    56,000    9,762
      C C Land Holdings, Ltd..............................    70,000   27,014
      Cafe de Coral Holdings, Ltd.........................    20,000   46,533
     *Capital Publications, Ltd...........................   192,000    3,962
      Century City International Holdings, Ltd............    43,340    3,298
      Champion Technology Holdings, Ltd...................    87,828    1,777
      Chen Hsong Holdings, Ltd............................    30,000   16,905
      Chevalier International Holdings, Ltd...............     4,000    5,455
     *China Electronics Corp. Holdings Co., Ltd...........    68,000    7,458
     *China Energy Development Holdings, Ltd..............   162,000    5,949
     *China Public Procurement, Ltd.......................    72,000    6,304
     *China Solar Energy Holdings, Ltd....................   330,000    5,435
     *China Strategic Holdings, Ltd.......................   245,000    7,019
     *China WindPower Group, Ltd..........................   210,000   21,926
      China-Hongkong Photo Products Holdings, Ltd.........    90,000    8,350
      Chong Hing Bank, Ltd................................    11,000   28,126
      Chow Sang Sang Holdings, Ltd........................    18,000   49,538
     #Citic 1616 Holdings, Ltd............................    55,000   15,685
      City Telecom, Ltd...................................    32,239   24,257
     *CK Life Sciences International Holdings, Inc........   152,000   10,393
     *Cosway Corp., Ltd...................................   105,000   11,501
     *CP Lotus Corp.......................................   290,000   11,733
      Cross-Harbour Holdings, Ltd. (The)..................    30,658   27,220
     *CSI Properties, Ltd.................................   190,000    6,493
     *CST Mining Group, Ltd............................... 1,088,000   29,042
     *Culture Landmark Investment, Ltd....................   320,000    7,664
      Dah Sing Financial Holdings, Ltd....................     2,250   14,161

                                     1155

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CONTINUED


                                                                Shares Value++
                                                                ------ -----

  HONG KONG -- (Continued)..................................
    *Dejin Resources Group Co., Ltd.........................   160,000 $ 4,458
     Dickson Concepts International, Ltd....................    14,500  11,501
    *Digitalhongkong.com, Ltd...............................       167      36
     DVN Holdings, Ltd......................................    68,000   4,738
     Dynamic Holdings, Ltd..................................    20,000   4,134
    *EganaGoldpfeil Holdings, Ltd...........................    85,130      --
     Emperor International Holdings, Ltd....................   100,333  21,879
    *Emperor Watch & Jewellery, Ltd.........................   130,000  18,988
    *EPI Holdings, Ltd......................................     7,132      48
     EVA Precision Industrial Holdings, Ltd.................    18,000  15,457
     Far East Consortium International, Ltd.................    48,560  12,034
     Fong's Industries Co., Ltd.............................    18,000  11,517
     Fountain SET Holdings, Ltd.............................    28,000   7,038
     Fubon Bank Hong Kong, Ltd..............................    34,000  22,459
     Get Nice Holdings, Ltd.................................   150,000  11,227
     Giordano International, Ltd............................    66,000  47,680
     Glorious Sun Enterprises, Ltd..........................    48,000  19,665
    *Golden Resorts Group, Ltd..............................   122,000  18,717
     Goldin Financial Holdings, Ltd.........................    60,000   5,527
    *Goldin Properties Holdings, Ltd........................    42,000  20,265
    *Grande Holdings, Ltd...................................    28,000   1,826
    *G-Resources Group, Ltd.................................   801,000  61,967
     Haitong International Securities Group, Ltd............     8,077   5,310
     Hang Ten Group Holdings, Ltd...........................        93      25
     Harbour Centre Development, Ltd........................    13,500  19,478
     HKR International, Ltd.................................    34,533  20,173
     Hong Kong Ferry Holdings, Ltd..........................    12,000  11,478
    *Hongkong Chinese, Ltd..................................    90,000  19,681
     Hung Hing Printing Group, Ltd..........................    29,815  12,088
    *Huscoke Resources Holdings, Ltd........................   246,000  12,365
    *Hutchison Harbour Ring, Ltd............................   162,000  18,583
    *I-Cable Communications, Ltd............................    34,000   3,556
    *International Resources Enterprise, Ltd................    32,000   7,200
    #K Wah International Holdings, Ltd......................    62,078  24,765
    #*King Stone Energy Group, Ltd.......................... 1,180,000  28,565
    *Kowloon Development Co., Ltd...........................    14,000  18,528
    *Lai Sun Development Co., Ltd...........................   625,000  21,386
    *Lee & Man Holdings, Ltd................................    22,000  26,824
    *Lippo China Resources, Ltd.............................   586,000  18,903
     Liu Chong Hing Investment, Ltd.........................    18,000  25,350
    #Luk Fook Holdings International, Ltd...................    12,000  44,576
     Lung Kee (Bermuda) Holdings, Ltd.......................    26,000  17,612
    *Magnificent Estates, Ltd...............................   336,000  14,747
     Melco International Development, Ltd...................    62,000  52,736
     Midland Holdings, Ltd..................................    34,000  26,332
    *Ming Fai International Holdings, Ltd...................    44,000  13,072
    *Ming Fung Jewellery Group, Ltd.........................   100,000  12,260
     Miramar Hotel & Investment Co., Ltd....................    20,000  24,479
    #Neo-Neon Holdings, Ltd.................................    25,000   9,177
    *New Times Energy Corp, Ltd.............................   464,000   9,450
    #Neway Group Holdings, Ltd..............................   230,000  10,674
    *NewOcean Green Energy Holdings, Ltd....................    42,000   8,236
    *Next Media, Ltd........................................    38,000   4,703
    *Norstar Founders Group, Ltd............................    56,000      --
    *Orange Sky Golden Harvest Entertainment Holdings, Ltd..   115,000   7,057
     Pacific Andes International Holdings, Ltd..............    56,000   9,176
     Pacific Basin Shipping, Ltd............................   117,000  72,596
     Pacific Century Premium Developments, Ltd..............    60,000  11,458
     Pacific Textile Holdings, Ltd..........................    29,000  18,894
     Paliburg Holdings, Ltd.................................    26,000  10,227
    *Pearl Oriental Innovation, Ltd.........................    48,000   7,799

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CONTINUED


                                                           Shares    Value++
                                                           ------    -----

   HONG KONG -- (Continued)..............................
      Pico Far East Holdings, Ltd........................  96,000 $   18,803
     *Polytec Asset Holdings, Ltd........................  30,000      4,563
      Public Financial Holdings, Ltd.....................  24,000     15,000
     *PYI Corp., Ltd..................................... 169,839      7,019
      Regal Hotels International Holdings, Ltd...........  29,000     13,049
     *Rising Development Holdings, Ltd...................  30,000      6,249
      Sa Sa International Holdings, Ltd..................  92,000     55,194
      Samling Global, Ltd................................ 130,000     17,996
      SEA Holdings, Ltd..................................  38,000     24,141
     #Shui On Construction & Materials, Ltd..............  16,000     21,567
      Shun Tak Holdings, Ltd.............................  48,000     29,993
      Sing Tao News Corp., Ltd...........................  14,000      4,212
     *Singamas Container Holdings, Ltd...................  90,000     41,406
     *Sino-Tech International Holdings, Ltd.............. 100,000      2,204
     #SmarTone Telecommunications Holdings, Ltd..........  36,000     55,687
      Solomon Systech International, Ltd.................  58,000      3,219
      Stella International Holdings, Ltd.................  11,500     26,120
      Sun Hung Kai & Co., Ltd............................  24,464     20,802
     *Sun Innovation Holdings, Ltd....................... 180,000      5,376
      Tai Cheung Holdings, Ltd...........................  25,000     18,789
     *Texhong Textile Group, Ltd.........................  22,000     21,146
      Texwinca Holdings, Ltd.............................  30,000     33,851
     *Theme International Holdings, Ltd.................. 100,000      9,008
     *Titan Petrochemicals Group, Ltd.................... 160,000     13,202
      Transport International Holdings, Ltd..............  15,200     47,930
      Upbest Group, Ltd..................................  74,000      9,260
      Value Partners Group, Ltd..........................  16,000     14,430
      Varitronix International, Ltd......................  20,009     13,679
      Victory City International Holdings, Ltd...........  36,937      8,250
      Vitasoy International Holdings, Ltd................  56,000     48,136
     *Vongroup, Ltd...................................... 190,000      1,568
     *VST Holdings, Ltd..................................  28,000      7,997
     *Wah Nam International Holdings, Ltd................  88,000     18,307
      Wai Kee Holdings, Ltd..............................  52,000     11,293
      Wing On Co. International, Ltd.....................  18,000     38,146
     *Wing Tai Properties, Ltd...........................   6,000      2,510
                                                                  ----------
   TOTAL HONG KONG.......................................          2,382,433
                                                                  ----------

   IRELAND -- (0.8%).....................................
     *Aer Lingus Group P.L.C.............................  12,225     14,936
      C&C Group P.L.C....................................  14,868     76,180
      DCC P.L.C. (0242493)...............................   3,673    122,534
      DCC P.L.C. (4189477)...............................   1,973     65,762
      FBD Holdings P.L.C.................................   1,308     14,123
      Glanbia P.L.C......................................  12,578     81,245
     *Governor & Co. of the Bank of Ireland P.L.C. (The).   3,978      1,620
      Grafton Group P.L.C................................   7,308     38,416
      Greencore Group P.L.C..............................   7,524     12,256
     *Independent News & Media P.L.C.....................   4,506      3,901
      Irish Continental Group P.L.C......................   1,460     37,491
     *Irish Life & Permanent Group Holdings P.L.C........   4,180        929
     *Kenmare Resources P.L.C............................  50,648     38,802
      Kingspan Group P.L.C...............................   7,161     69,772
      Paddy Power P.L.C. (0258810).......................   1,777     86,839
      Paddy Power P.L.C. (4828974).......................   1,228     60,002
     *Smurfit Kappa Group P.L.C..........................   5,186     70,602
      United Drug P.L.C..................................  18,534     63,988
                                                                  ----------
   TOTAL IRELAND.........................................            859,398
                                                                  ----------

   ISRAEL -- (0.7%)......................................
     *Africa Israel Investments, Ltd.....................   1,348     11,553

                                     1157

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CONTINUED

                                                             Shares  Value++
                                                             ------  -----

   ISRAEL -- (Continued)....................................
     *AudioCodes, Ltd.......................................  1,200 $  7,440
     *Clal Biotechnology Industries, Ltd....................  3,640   22,834
      Clal Industries & Investments, Ltd....................  3,834   30,753
      Clal Insurance Enterprises Holdings, Ltd..............  1,159   32,829
      Delek Automotive Systems, Ltd.........................    898   11,588
     *EZchip Semiconductor, Ltd.............................    203    6,435
      First International Bank of Israel, Ltd...............    990   15,244
     *Frutarom Industries, Ltd..............................  1,750   19,227
     *Given Imaging, Ltd....................................    364    7,724
     *Hadera Paper, Ltd.....................................    146   11,832
      Harel Insurance Investments & Finances, Ltd...........    720   43,000
     *Hot Telecommunications Systems, Ltd...................  1,151   20,781
     *Israel Discount Bank, Ltd............................. 21,880   46,311
      Ituran Location & Control, Ltd........................    828   13,369
     *Jerusalem Oil Exploration, Ltd........................    249    5,438
     *Makhteshim-Agan Industries, Ltd.......................  4,386   23,670
      Matrix IT, Ltd........................................  1,899   11,854
     *Menorah Mivtachim Holdings, Ltd.......................  1,117   14,945
     *Migdal Insurance & Financial Holding, Ltd............. 14,636   27,670
      Mizrahi Tefahot Bank, Ltd.............................  3,828   42,494
     *NICE Systems, Ltd.....................................  1,342   51,201
     *NICE Systems, Ltd. Sponsored ADR......................  1,747   66,613
     *Oil Refineries, Ltd................................... 37,978   28,449
      Ormat Industries, Ltd.................................  2,690   19,392
      Osem Investments, Ltd.................................    651   11,385
      Paz Oil Co., Ltd......................................    186   34,487
     *Phoenix Holdings, Ltd. (The)..........................  4,361   15,869
      Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...    415   16,680
     *Retalix, Ltd..........................................    608    8,791
      Shikun & Binui, Ltd...................................  5,366   15,627
      Strauss Group, Ltd....................................    534    8,923
      Super-Sol, Ltd. Series B..............................  4,123   25,778
     *Tower Semiconductor, Ltd..............................  6,696    9,134
                                                                    --------
   TOTAL ISRAEL.............................................         739,320
                                                                    --------

   ITALY -- (3.0%)..........................................
     *ACEA SpA..............................................  3,393   43,800
      Acegas-APS SpA........................................  1,710   11,156
     *Aedes SpA.............................................  2,841      730
      Amplifon SpA..........................................  2,320   14,254
      Ansaldo STS SpA.......................................  3,369   52,069
     *Arnoldo Mondadori Editore SpA.........................  7,418   31,433
      Astaldi SpA...........................................  3,158   27,540
     *Autogrill SpA.........................................  6,097   87,409
      Azimut Holding SpA....................................  8,914  113,988
      Banca Generali SpA....................................  2,496   41,909
     #Banca Piccolo Credito Valtellinese Scarl..............  9,996   47,638
     *Banca Popolare dell'Emilia Romagna Scrl...............    376    4,597
     *Banca Popolare dell'Etruria e del Lazio Scarl.........  2,881   12,139
     *Banca Popolare di Sondrio Scarl.......................  3,315   28,754
     *Banca Profilo SpA..................................... 12,870    7,298
      Banco di Desio e della Brianza SpA....................  5,000   28,169
      Benetton Group SpA....................................  3,983   32,344
      Brembo SpA............................................  1,837   25,101
      Bulgari SpA...........................................  9,945  181,138
     #Buzzi Unicem SpA......................................  4,209   65,091
     #*C.I.R. SpA - Compagnie Industriali Riunite........... 26,265   68,887
      Caltagirone Editore SpA...............................  3,000    7,608
     *Carraro SpA...........................................  1,070    6,573
      Cementir Holding SpA..................................  2,366    7,598
      Class Editore SpA.....................................  3,300    2,186

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
                                                         Shares    Value++
                                                         ------    -----

     ITALY -- (Continued)..............................
        Credito Artigiano SpA..........................   3,415 $    6,836
        Credito Bergamasco SpA.........................     555     20,371
        Credito Emiliano SpA...........................   5,091     35,094
        Danieli & Co. SpA..............................   2,142     68,237
        Davide Campari - Milano SpA....................  16,992    122,343
        De Longhi SpA..................................   4,801     61,438
        DiaSorin SpA...................................   1,751     84,554
       #ERG SpA........................................   3,547     52,435
        Esprinet SpA...................................   1,098      9,475
        Falck Renewables SpA...........................   2,864      6,585
       *Gemina SpA.....................................  34,444     35,696
       #Geox SpA.......................................   3,764     26,615
       *Gruppo Coin SpA................................   2,813     28,600
       #*Gruppo Editoriale L'Espresso SpA..............   7,849     24,380
        Hera SpA.......................................  44,932    113,668
       #Immsi SpA......................................   8,658     11,244
       *Impregilo SpA..................................  16,957     58,174
       #Indesit Co. SpA................................   2,500     32,954
        Industria Macchine Automatiche SpA.............   1,436     30,949
       *Intek SpA......................................   6,063      4,643
       *Interpump Group SpA............................   2,893     26,142
        Iren SpA.......................................  16,820     34,738
       #Italcementi SpA................................   4,664     51,128
        Italmobiliare SpA..............................     273     11,940
       *KME Group SpA..................................  17,854      9,554
       #*Landi Renzo SpA...............................   1,740      6,381
       #Lottomatica SpA................................   2,709     60,496
        Maire Tecnimont SpA............................  16,000     67,083
       #*Mariella Burani SpA...........................     427      1,595
        MARR SpA.......................................   2,435     31,973
       #Milano Assicurazioni SpA.......................  20,783     30,675
        Piaggio & C. SpA...............................   3,732     14,595
        Pirelli & Co. SpA..............................  14,279    148,654
       *Prelios SpA....................................  34,449     27,027
       #*Premafin Finanziaria SpA......................  21,959     19,837
        Prysmian SpA...................................   8,904    210,181
        Recordati SpA..................................   9,617    101,778
       *Sabaf SpA......................................     217      7,185
       *SAES Getters SpA...............................     616      7,115
       *Safilo Group SpA...............................     587     11,212
       *Saras SpA......................................   8,610     21,617
        Societa Iniziative Autostradali e Servizi SpA..   5,499     70,830
        Societe Cattolica di Assicurazoni Scrl SpA.....   2,483     69,854
       #*Sogefi SpA....................................   3,015     12,642
        Sol SpA........................................   2,651     22,523
       *Sorin SpA......................................  10,530     30,267
       *Telecom Italia Media SpA.......................   3,441      1,010
       #*Tiscali SpA................................... 110,959     13,008
        Tod's SpA......................................   1,030    139,873
       #Trevi Finanziaria SpA..........................     999     16,228
       *Unipol Gruppo Finanziario SpA..................   6,754      5,464
        Vianini Lavori SpA.............................   3,006     19,680
        Vittoria Assicurazioni SpA.....................   2,848     17,001
       *Zignago Vetro SpA..............................   1,724     14,177
                                                                ----------
     TOTAL ITALY.......................................          3,117,163
                                                                ----------

     JAPAN -- (17.0%)..................................
        Accordia Golf Co., Ltd.........................      29     18,705
        Achilles Corp..................................   6,000      8,594
        Adeka Corp.....................................   5,200     51,513
        Advan Co., Ltd.................................   2,000     16,978

                                     1159

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
                                                        Shares  Value++
                                                        ------  -----

        JAPAN -- (Continued)...........................
           Aeon Delight Co., Ltd.......................    600 $ 11,501
           Aeon Fantasy Co., Ltd.......................  1,152   13,238
           Ahresty Corp................................    700    5,174
           Ai Holdings Corp............................  3,200   13,071
           Aica Kogyo Co., Ltd.........................  3,000   39,705
           Aichi Bank, Ltd. (The)......................    600   35,888
           Aichi Machine Industry Co., Ltd.............  5,000   17,851
          #Aichi Steel Corp............................  7,000   42,447
          #Aichi Tokei Denki Co., Ltd..................  3,000   10,431
           Aida Engineering, Ltd.......................  4,000   17,535
           Aiphone Co., Ltd............................  1,100   18,088
           Akebono Brake Industry Co., Ltd.............  4,000   21,028
           Akita Bank, Ltd. (The)...................... 15,000   44,290
           Alpine Electronics, Inc.....................  2,900   36,425
           Alps Logistics Co., Ltd.....................  1,000   10,115
           Amano Corp..................................  3,000   27,845
           Ando Corp...................................  7,000    8,955
          #Anritsu Corp................................  5,000   39,899
          *AOC Holdings, Inc...........................  1,800   12,037
           AOI Electronic Co., Ltd.....................    900   15,667
           AOKI Holdings, Inc..........................  1,600   24,648
           Aomori Bank, Ltd. (The)..................... 13,000   39,703
           Aoyama Trading Co., Ltd.....................  3,200   52,715
           Arakawa Chemical Industries, Ltd............  1,800   16,520
           Arcs Co., Ltd...............................  1,200   18,587
           Ariake Japan Co., Ltd.......................    900   15,204
          #Arisawa Manufacturing Co., Ltd..............  1,000    4,967
           Arnest One Corp.............................  1,200   11,157
           Aronkasei Co., Ltd..........................  4,000   26,516
           As One Corp.................................    990   19,973
          #Asahi Diamond Industrial Co., Ltd...........  5,000  104,007
           Asahi Holdings, Inc.........................  1,100   22,793
           Asahi Kogyosha Co., Ltd.....................  3,000   13,079
           Asahi Organic Chemicals Industry Co., Ltd...  3,000    8,337
          *Asahi Tec Corp.............................. 80,000   28,056
          #Asatsu-DK, Inc..............................  1,200   31,488
          *Ashimori Industry Co., Ltd..................  3,000    4,610
           ASKA Pharmaceutical Co., Ltd................  2,000   16,583
           ASKUL Corp..................................  1,100   15,191
           Asunaro Aoki Construction Co., Ltd..........  4,000   20,749
           Atsugi Co., Ltd............................. 15,000   17,662
           Autobacs Seven Co., Ltd.....................    700   25,727
           Avex Group Holdings, Inc....................  1,300   16,160
           Awa Bank, Ltd. (The)........................  1,000    6,248
           Bando Chemical Industries, Ltd..............  5,000   21,072
           Bank of Iwate, Ltd. (The)...................    700   26,535
           Bank of Nagoya, Ltd. (The)..................  8,000   25,402
           Bank of Okinawa, Ltd. (The).................  1,100   44,128
           Bank of Saga, Ltd. (The)....................  6,000   15,299
           Bank of the Ryukyus, Ltd....................  4,000   47,255
           Belluna Co., Ltd............................  1,400    9,719
          *Best Denki Co., Ltd.........................  2,500    6,777
           BML, Inc....................................    500   14,234
          #Bookoff Corp................................  1,000    6,940
           CAC Corp....................................  1,700   13,696
          *Calsonic Kansei Corp........................  6,000   24,450
           Canon Electronics, Inc......................  1,500   35,999
           Capcom Co., Ltd.............................  2,300   42,741
           Cawachi, Ltd................................    800   15,299
          *Cedyna Financial Corp....................... 10,086   18,937
           Central Glass Co., Ltd...................... 11,000   43,484

                                     1160

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
                                                                Shares Value++
                                                                ------ -----

  JAPAN -- (Continued).........................................
     Century Tokyo Leasing Corp................................  3,469 $59,519
    #*CHI Group Co., Ltd.......................................    400   1,133
    *Chiba Kogyo Bank, Ltd. (The)..............................  3,200  17,325
     Chiyoda Co., Ltd..........................................  1,700  22,521
     Chofu Seisakusho Co., Ltd.................................  1,800  43,865
     Chori Co., Ltd............................................  5,000   6,544
     Chuetsu Pulp & Paper Co., Ltd.............................  8,000  14,014
    *Chugai Mining Co., Ltd....................................  5,000   1,791
     Chugai Ro Co., Ltd........................................  7,000  29,904
     Chugoku Marine Paints, Ltd................................  4,000  33,823
    #Chukyo Bank, Ltd. (The)...................................  7,000  16,045
     Chuo Spring Co., Ltd......................................  5,000  17,946
     Circle K Sunkus Co., Ltd..................................  1,800  27,796
     CKD Corp..................................................  2,000  18,140
    #*Clarion Co., Ltd......................................... 13,000  22,299
     Cleanup Corp..............................................  2,000  14,101
    #CMK Corp..................................................  2,000   8,225
     Coca-Cola Central Japan Co., Ltd..........................  1,500  20,421
     Cocokara fine, Inc........................................    879  18,848
    #Colowide Co., Ltd.........................................  4,200  23,300
     Computer Engineering & Consulting, Ltd....................  1,500   7,503
     Comsys Holdings Corp......................................  5,200  54,414
     Corona Corp...............................................  1,300  12,584
     Cosel Co., Ltd............................................  1,600  25,234
    *Cosmos Pharmaceutical Corp................................    500  22,153
    *CSK Corp..................................................  6,058  19,389
    #Cybozu, Inc...............................................     41   8,970
     Dai Nippon Toryo, Ltd..................................... 11,000  14,891
     Daibiru Corp..............................................  2,500  19,834
     Dai-Dan Co., Ltd..........................................  3,000  17,430
     Daido Metal Co., Ltd......................................  3,000  27,095
    #*Daiei, Inc. (The)........................................  3,400  11,883
     Daifuku Co., Ltd..........................................  3,500  23,747
     Daihen Corp............................................... 11,000  44,140
    #*Daiichi Chuo K.K.........................................  4,000   7,811
     Daiichi Jitsugyo Co., Ltd.................................  4,000  16,133
     Daiken Corp...............................................  9,000  32,296
     Daiki Aluminium Industry Co., Ltd.........................  3,000   8,456
     Daiko Clearing Services Corp..............................  1,000   3,433
     Daikoku Denki Co., Ltd....................................    900  10,480
    *Daikyo, Inc............................................... 12,000  19,358
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...  4,000  22,432
     Daio Paper Corp...........................................  6,000  43,399
     Daisan Bank, Ltd. (The)...................................  8,000  19,610
     Daiseki Co., Ltd..........................................  1,430  30,352
     Daishi Bank, Ltd. (The)...................................  5,000  15,776
     Daisyo Corp...............................................  1,600  17,670
     Daito Bank, Ltd. (The).................................... 10,000   6,287
     Daiwa Industries, Ltd.....................................  3,000  15,082
     Daiwabo Holdings Co., Ltd.................................  8,000  16,418
    #DCM Holdings Co., Ltd.....................................  5,100  32,441
    #Denki Kogyo Co., Ltd......................................  3,000  14,318
     Denyo Co., Ltd............................................  2,000  27,454
     Descente, Ltd.............................................  5,000  21,131
     Doutor Nichires Holdings Co., Ltd.........................  2,212  26,350
    #Dr.Ci:Labo Co., Ltd.......................................      3  12,708
     DTS Corp..................................................  1,200  11,381
     Duskin Co., Ltd...........................................  2,300  46,400
    #*Dwango Co., Ltd..........................................     10  27,034
     Dydo Drinco, Inc..........................................    500  19,515
     Eagle Industry Co., Ltd...................................  2,000  20,850

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
                                                      Shares Value++
                                                      ------ -----

            JAPAN -- (Continued).....................
              *Earth Chemical Co., Ltd...............    700 $23,338
              #Edion Corp............................  5,000  43,148
               Ehime Bank, Ltd. (The)................  6,000  16,938
               Eighteenth Bank, Ltd. (The)...........  6,000  16,287
               Eiken Chemical Co., Ltd...............  2,000  25,084
               Eizo Nanao Corp.......................    600  13,427
              #Enplas Corp...........................    700   9,685
               ESPEC Corp............................  2,000  15,244
               Exedy Corp............................  1,400  44,726
              #Fancl Corp............................  2,700  37,085
               FCC Co., Ltd..........................  1,200  28,256
              #*FDK Corp.............................  7,000  12,425
              *FIDEA Holdings Co., Ltd...............  1,100   2,828
              #Foster Electric Co., Ltd..............  2,000  46,821
               FP Corp...............................    400  23,084
               France Bed Holdings Co., Ltd.......... 13,000  15,924
              #Fuji Co., Ltd.........................  1,500  31,050
               Fuji Corp, Ltd........................  3,000  12,606
              #*Fuji Kosan Co., Ltd..................  6,000   6,359
              #Fuji Kyuko Co., Ltd...................  5,000  25,852
               Fuji Oil Co., Ltd.....................  2,700  37,483
               Fuji Seal International, Inc..........    300   6,330
              #Fuji Soft, Inc........................  2,700  41,260
               Fujibo Holdings, Inc..................  4,000   8,395
               Fujicco Co., Ltd......................  1,400  16,704
               Fujikura Kasei Co., Ltd...............  2,000  11,705
               Fujita Kanko, Inc.....................  5,000  18,209
               Fujitec Co., Ltd......................  4,000  20,496
               Fujitsu Frontech, Ltd.................  2,000  14,932
               Fujitsu General, Ltd..................  6,000  32,334
              #*Fujiya Co., Ltd...................... 10,000  16,608
              #Fukuda Corp...........................  3,000   9,058
               Fukui Bank, Ltd. (The)................ 12,000  36,313
               Fukushima Bank, Ltd................... 14,000   7,788
               Fukuyama Transporting Co., Ltd........  7,000  33,829
              #Funai Electric Co., Ltd...............    600  18,194
              *Furukawa Co., Ltd..................... 18,000  20,147
              #Furukawa-Sky Aluminum Corp............  6,000  17,214
               Furusato Industries, Ltd..............  1,000   7,552
               Fuso Pharmaceutical Industries, Ltd...  5,000  14,152
               Futaba Corp...........................  1,500  27,959
              *Futaba Industrial Co., Ltd............  1,800  10,319
               Future Architect, Inc.................     26  11,450
               Fuyo General Lease Co., Ltd...........  1,000  31,327
               Gakken Holdings Co., Ltd..............  3,000   5,082
               Gecoss Corp...........................  3,500  16,995
              #GEO Co., Ltd..........................     18  20,843
               GLOBERIDE, Inc........................ 10,000  11,028
               Glory, Ltd............................    200   4,392
              #GMO Internet, Inc.....................  1,500   6,559
               Godo Steel, Ltd.......................  6,000  15,525
               Goldcrest Co., Ltd....................    790  13,165
              #Gulliver International Co., Ltd.......    220   8,846
               Gun Ei Chemical Industry Co., Ltd.....  7,000  18,562
               Gunze, Ltd............................  9,000  32,601
               H2O Retailing Corp....................  6,000  43,616
               Hakuto Co., Ltd.......................  1,400  14,593
               Hanwa Co., Ltd........................ 10,000  42,744
               Happinet Corp.........................    900  10,731
               Harashin Narus Holdings Co., Ltd......  1,200  17,643
               Haruyama Trading Co., Ltd.............  1,400   6,776

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
                                                      Shares Value++
                                                      ------ -----

           JAPAN -- (Continued)
             *Haseko Corp............................ 52,000 $34,850
              Heiwa Corp.............................  2,700  41,751
             *Heiwa Real Estate Co., Ltd.............  8,500  19,070
              Heiwado Co., Ltd.......................  2,500  31,690
              Hibiya Engineering, Ltd................  3,000  28,106
              Higashi-Nippon Bank, Ltd...............  4,000   8,121
              Higo Bank, Ltd. (The)..................  7,000  40,363
             #Hikari Tsushin, Inc....................  1,400  27,556
              Hioki EE Corp..........................    300   5,950
              HIS Co., Ltd...........................    700  16,764
             *Hisaka Works, Ltd......................  2,000  22,606
              Hitachi Cable, Ltd..................... 10,000  23,944
              Hitachi Koki Co., Ltd..................  2,900  26,564
              Hitachi Kokusai Electric, Inc..........  4,320  36,021
              Hitachi Medical Corp...................  2,000  26,635
              Hitachi Transport System, Ltd..........    500   6,948
             #Hitachi Zosen Corp..................... 34,500  50,383
             #Hodogaya Chemical Co., Ltd.............  4,000  15,784
              Hogy Medical Co., Ltd..................  1,100  45,432
              Hokkaido Coca-Cola Bottling Co., Ltd...  3,000  14,649
              Hokkaido Gas Co., Ltd..................  4,000  12,477
              Hokkan Holdings, Ltd...................  6,000  18,768
              Hokuetsu Bank, Ltd. (The)..............  7,000  15,061
              Hokuetsu Kishu Paper Co., Ltd..........  7,000  39,147
              Hokuriku Electric Industry Co., Ltd....  4,000   9,239
              Hokuto Corp............................  1,000  22,364
              Horiba, Ltd............................  1,300  39,112
              Hoshizaki Electric Co., Ltd............  1,200  23,328
              Hosiden Corp...........................  3,100  31,067
             *Howa Machinery, Ltd....................  5,000   5,118
              Hyakugo Bank, Ltd. (The)...............  5,000  21,794
              IBJ Leasing Co., Ltd...................    900  22,212
             #Ichikoh Industries, Ltd................  4,000   8,488
              Ichiyoshi Securities Co., Ltd..........  2,000  12,495
              Icom, Inc..............................    700  20,747
             #Iino Kaiun Kaisha, Ltd.................  7,300  34,725
              Imperial Hotel, Ltd....................    550  13,595
             #*Impress Holdings, Inc.................  3,100   5,368
              Inaba Denki Sangyo Co., Ltd............  1,000  26,383
              Inaba Seisakusho Co., Ltd..............  1,200  12,580
              Inabata & Co., Ltd.....................  4,000  22,977
             #Inageya Co., Ltd.......................  2,000  21,261
              Ines Corp..............................  3,600  23,711
              Internet Initiative Japan, Inc.........      5  17,056
              Inui Steamship Co., Ltd................  1,500   8,237
             #Iseki & Co., Ltd....................... 14,000  31,715
             #*Ishihara Sangyo Kaisha, Ltd........... 24,000  28,839
              IT Holdings Corp.......................  1,600  15,735
              ITC Networks Corp......................  1,300   7,462
              Itochu Enex Co., Ltd...................  4,000  21,702
              Itochu-Shokuhin Co., Ltd...............    600  20,070
              Itoham Foods, Inc......................  5,000  19,845
              Itoki Corp.............................  3,000   7,010
             *Iwasaki Electric Co., Ltd..............  4,000  10,456
             #Iwatani International Corp............. 11,000  36,300
             #Iwatsu Electric Co., Ltd...............  3,000   3,332
              Izumi Co., Ltd.........................  1,100  15,745
             #Izumiya Co., Ltd.......................  7,000  30,497
             *Jamco Corp.............................  2,000  12,031
             *Janome Sewing Machine Co., Ltd......... 14,000  12,718
              Japan Airport Terminal Co., Ltd........    400   5,174

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
                                                            Shares Value++
                                                            ------ -----

      JAPAN -- (Continued)
         Japan Aviation Electronics Industry, Ltd..........  2,000 $14,594
         Japan Business Computer Co., Ltd..................  2,000  12,718
         Japan Cash Machine Co., Ltd.......................  1,700  14,111
         Japan Digital Laboratory Co., Ltd.................  2,300  26,596
         Japan Medical Dynamic Marketing, Inc..............    770   1,921
         Japan Pulp & Paper Co., Ltd.......................  5,000  18,075
         Japan Transcity Corp..............................  3,000   9,624
         Japan Vilene Co., Ltd.............................  3,000  14,152
         Japan Wool Textile Co., Ltd. (The)................  6,000  53,261
         Jeol, Ltd.........................................  5,000  13,747
        #JFE Shoji Holdings, Inc...........................  5,000  22,055
         J-Oil Mills, Inc..................................  6,000  16,853
         Joshin Denki Co., Ltd.............................  2,000  19,367
         JSP Corp..........................................  1,900  33,839
        #*Juki Corp........................................  7,000  17,594
         Juroku Bank, Ltd..................................  6,000  18,603
        *JVC Kenwood Holdings, Inc.........................  6,970  35,909
        #kabu.com Securities Co., Ltd......................  3,500  11,132
         Kadokawa Holdings, Inc............................    700  18,282
         Kaga Electronics Co., Ltd.........................    900  10,265
         Kagoshima Bank, Ltd. (The)........................  6,000  40,345
         Kakaku.com, Inc...................................      8  46,103
         Kaken Pharmaceutical Co., Ltd.....................  7,000  90,812
        #Kameda Seika Co., Ltd.............................  1,200  20,413
         Kamei Corp........................................  2,000   8,039
         Kanaden Corp......................................  3,000  17,839
         Kanagawa Chuo Kotsu Co., Ltd......................  4,000  19,891
         Kanamoto Co., Ltd.................................  2,000  14,823
         Kandenko Co., Ltd.................................  3,000  15,533
        *Kanematsu Corp.................................... 11,025  10,956
         Kanematsu Electronics, Ltd........................    500   5,246
         Kanto Auto Works, Ltd.............................  2,900  18,851
        #Kanto Denka Kogyo Co., Ltd........................  4,000  30,478
         Kanto Natural Gas Development Co., Ltd............  2,000  12,164
         Kappa Create Co., Ltd.............................    200   3,678
         Kato Sangyo Co., Ltd..............................  2,000  33,758
         Kato Works Co., Ltd...............................  4,000  11,251
         KAWADA Technologies, Inc..........................    200   3,790
        #Kawai Musical Instruments Manufacturing Co., Ltd..  5,000  10,599
         Keihin Corp.......................................  1,700  32,550
         Keiyo Bank, Ltd. (The)............................  2,000   9,839
        #Keiyo Co., Ltd....................................  2,000  10,135
        #*Kenedix, Inc.....................................     80  14,617
         Kentucky Fried Chicken Japan, Ltd.................  1,000  25,039
        #Key Coffee, Inc...................................  1,400  24,249
        *Kinki Nippon Tourist Co., Ltd.....................  6,000   6,353
         Kintetsu World Express, Inc.......................  1,200  40,537
         Kirayaka Bank, Ltd................................ 10,000   8,656
        #Kisoji Co., Ltd...................................  1,200  23,848
         Kissei Pharmaceutical Co., Ltd....................  1,100  20,768
         Kitagawa Iron Works Co., Ltd......................  7,000  12,752
         Kita-Nippon Bank, Ltd. (The)......................    400   9,114
         Kitz Corp.........................................  4,000  20,839
         Kiyo Holdings, Inc................................ 48,000  68,317
         Koa Corp..........................................  1,500  16,735
         Koatsu Gas Kogyo Co., Ltd.........................  4,000  22,986
        #Kohnan Shoji Co., Ltd.............................  2,000  32,999
         Koike Sanso Kogyo Co., Ltd........................  4,000  11,230
         Kojima Co., Ltd...................................  2,300  13,789
         Kokuyo Co., Ltd...................................  5,900  43,635
         Komatsu Seiren Co., Ltd...........................  4,000  16,733

                                     1164

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
                                                       Shares Value++
                                                       ------ -----

          JAPAN -- (Continued)........................
             Komeri Co., Ltd..........................  1,000 $27,226
             Komori Corp..............................  3,200  30,459
            *Konaka Co., Ltd..........................  1,760   8,032
             Konishi Co., Ltd.........................  2,000  26,655
             Kose Corp................................    500  13,030
            *Kosei Securities Co., Ltd................  4,000   3,570
            *Kumagai Gumi Co., Ltd....................  8,000   8,802
             Kurabo Industries, Ltd................... 13,000  23,437
             Kureha Corp.............................. 12,000  60,120
            #*Kurimoto, Ltd........................... 11,000  23,412
             Kuroda Electric Co., Ltd.................  1,200  13,372
             Kyoden Co., Ltd..........................  3,000   4,927
             Kyodo Printing Co., Ltd..................  9,000  18,527
             Kyodo Shiryo Co., Ltd....................  5,000   5,520
             Kyoei Steel, Ltd.........................    600  10,543
             Kyokuto Kaihatsu Kogyo Co., Ltd..........  2,300  11,581
            #Kyokuyo Co., Ltd.........................  9,000  17,816
             KYORIN Holdings, Inc.....................  3,000  53,562
             Kyosan Electric Manufacturing Co., Ltd...  5,000  28,448
             Kyowa Exeo Corp..........................  4,000  42,085
             Kyudenko Corp............................  3,000  17,847
            #*Leopalace21 Corp........................  6,200   8,796
            #Life Corp................................  2,000  28,693
             Lion Corp................................  7,000  36,718
            #M3, Inc..................................      3  19,498
             Macnica, Inc.............................    800  19,010
             Macromill, Inc...........................  2,200  25,053
             Maeda Corp...............................  6,000  18,234
             Maeda Road Construction Co., Ltd.........  6,000  56,942
             Maezawa Kasei Industries Co., Ltd........  1,200  12,120
             Maezawa Kyuso Industries Co., Ltd........  1,200  15,916
            *Makino Milling Machine Co., Ltd..........  4,000  37,603
             Mandom Corp..............................    800  21,032
             Mars Engineering Corp....................    700  11,482
             Marubun Corp.............................  1,900   9,074
             Marudai Food Co., Ltd....................  5,000  15,875
             Maruetsu, Inc. (The).....................  5,000  18,602
            #Maruha Nichiro Holdings, Inc............. 22,525  33,551
            #Marukyu Co., Ltd.........................  2,000  20,032
             Marusan Securities Co., Ltd..............  6,000  25,163
             Maruwa Co., Ltd..........................    700  25,890
             Maruyama Manufacturing Co, Inc...........  3,000   5,992
             Maruzen Showa Unyu Co., Ltd..............  6,000  19,073
             Matsuda Sangyo Co., Ltd..................  1,225  18,875
            *Matsui Securities Co., Ltd...............  2,100  10,352
            *Matsumotokiyoshi Holdings Co., Ltd.......    200   4,250
            *Matsuya Co., Ltd.........................  2,000  10,409
             Matsuya Foods Co., Ltd...................  1,000  18,458
             Max Co., Ltd.............................  2,000  24,729
             Maxvalu Tokai Co., Ltd...................  1,000  12,580
             Megachips Corp...........................  1,900  32,466
             Megmilk Snow Brand Co., Ltd..............  1,300  20,197
            #Meidensha Corp...........................  3,000  12,850
             Meitec Corp..............................  1,000  19,373
             Meito Sangyo Co., Ltd....................  1,200  15,257
            #Meiwa Estate Co., Ltd....................  1,700   8,876
             Meiwa Trading Co., Ltd...................  3,000   9,812
             Melco Holdings, Inc......................  1,400  44,823
             Michinoku Bank, Ltd. (The)...............  5,000   8,883
             Mie Bank, Ltd. (The).....................  2,000   5,218
             Mikuni Coca-Cola Bottling Co., Ltd.......  3,000  27,052

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
                                                        Shares Value++
                                                        ------ -----

          JAPAN -- (Continued).........................
             Mimasu Semiconductor Industry Co., Ltd....  1,219 $14,475
             Minato Bank, Ltd. (The)................... 21,000  39,139
             Ministop Co., Ltd.........................  1,500  24,296
            *Misawa Homes Co., Ltd.....................  2,000  11,351
             Misawa Resort Co., Ltd....................  4,000   6,757
             Mitani Corp...............................  1,200  19,762
            *Mitsuba Corp..............................  1,000   7,703
             Mitsubishi Paper Mills, Ltd............... 13,000  13,209
             Mitsubishi Steel Manufacturing Co., Ltd...  5,000  16,872
             Mitsuboshi Belting, Ltd...................  5,000  23,593
             Mitsui High-Tec, Inc......................  3,300  16,463
            #Mitsui Sugar Co., Ltd.....................  6,000  29,973
             Mitsui-Soko Co., Ltd...................... 10,000  37,099
             Mitsumi Electric Co., Ltd.................  2,700  34,622
             Mitsuuroko Co., Ltd.......................  3,000  20,145
            #Miura Co., Ltd............................  2,000  56,825
             Miyazaki Bank, Ltd. (The).................  6,000  13,594
            #*Mizuho Investors Securities Co., Ltd..... 19,000  18,175
            #Mizuno Corp...............................  9,000  38,859
             Mochida Pharmaceutical Co., Ltd...........  3,000  33,366
            #Modec, Inc................................    800  14,803
             Monex Group, Inc..........................     49   9,760
            #Mori Seiki Co., Ltd.......................  2,800  35,916
             Morinaga & Co., Ltd....................... 16,000  36,021
             Morinaga Milk Industry Co., Ltd........... 14,000  56,512
             Morita Holdings Corp......................  4,000  25,164
             MOS Food Services, Inc....................  2,000  36,758
             Moshi Moshi Hotline, Inc..................  1,000  18,346
             Musashi Seimitsu Industry Co., Ltd........  1,200  28,964
             Musashino Bank, Ltd.......................  1,000  31,669
             Nachi-Fujikoshi Corp...................... 13,000  72,636
             Nagano Bank, Ltd. (The)...................  6,000  12,652
             Nagatanien Co., Ltd.......................  2,000  20,136
             Nakamuraya Co., Ltd.......................  3,000  14,071
            *Nakayama Steel Works, Ltd.................  5,000   6,942
             Nanto Bank, Ltd. (The)....................  3,000  14,675
             NEC Fielding, Ltd.........................  1,200  13,426
             NEC Mobiling, Ltd.........................  1,100  36,659
             NEC Networks & System Integration Corp....  1,700  22,213
             Net One Systems Co., Ltd..................     31  56,133
            *Neturen Co., Ltd..........................  2,600  20,608
            #*New Japan Radio Co., Ltd.................  3,000   7,751
             Nichia Steel Works, Ltd...................  4,000  10,686
             Nichias Corp..............................  4,000  24,338
            #Nichicon Corp.............................  2,700  41,497
             Nichii Gakkan Co..........................  1,600  12,589
             Nichirei Corp.............................  6,000  26,362
             Nichireki Co., Ltd........................  2,000   9,859
             Nidec Copal Corp..........................  1,800  20,990
             Nidec Sankyo Corp.........................  1,000   6,671
             Nidec Tosok Corp..........................  3,200  28,261
             Nifco, Inc................................  2,000  50,569
            #Nihon Dempa Kogyo Co., Ltd................    600   9,149
            #Nihon Eslead Corp.........................  1,000   8,856
             Nihon Kohden Corp.........................  2,000  42,475
             Nihon Nohyaku Co., Ltd....................  5,000  22,423
             Nihon Parkerizing Co., Ltd................  2,000  27,821
             Nihon Unisys, Ltd.........................  2,075  12,827
             Nihon Yamamura Glass Co., Ltd.............  8,000  22,160
            #Nikkiso Co., Ltd..........................  4,000  33,219
             Nippo Corp................................  4,000  32,199

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
                                                             Shares Value++
                                                             ------ -----

     JAPAN -- (Continued)...................................
        Nippon Beet Sugar Manufacturing Co., Ltd............  5,000 $11,229
        Nippon Carbon Co., Ltd..............................  5,000  11,646
        Nippon Ceramic Co., Ltd.............................  1,000  21,163
        Nippon Chemical Industrial Co., Ltd.................  2,000   4,336
        Nippon Chemi-Con Corp............................... 10,000  52,334
       #Nippon Chemiphar Co., Ltd...........................  3,000   9,499
        Nippon Coke & Engineering Co., Ltd.................. 12,500  23,930
       *Nippon Columbia Co., Ltd............................  3,000   1,345
       #Nippon Concrete Industries Co., Ltd.................  3,000   8,947
        Nippon Denko Co., Ltd...............................  6,000  39,245
        Nippon Densetsu Kogyo Co., Ltd......................  2,000  19,230
        Nippon Denwa Shisetu Co., Ltd.......................  5,000  15,277
        Nippon Filcon Co., Ltd..............................  2,000   9,597
        Nippon Flour Mills Co., Ltd.........................  8,000  39,671
       #Nippon Gas Co., Ltd.................................  2,000  27,859
       #Nippon Kasei Chemical Co., Ltd......................  5,000  10,736
       #*Nippon Kinzoku Co., Ltd............................  3,000   5,268
        Nippon Koei Co., Ltd................................  5,000  18,039
        Nippon Konpo Unyu Soko Co., Ltd.....................  4,000  42,948
       #Nippon Koshuha Steel Co., Ltd....................... 10,000  15,100
        Nippon Light Metal Co., Ltd......................... 31,000  63,339
       #*Nippon Metal Industry Co., Ltd.....................  8,000   9,090
        Nippon Pillar Packing Co., Ltd......................  2,000  17,139
       #*Nippon Piston Ring Co., Ltd........................  7,000  15,779
        Nippon Seiki Co., Ltd...............................  1,000  11,595
        Nippon Sharyo, Ltd..................................  1,000   4,388
       #Nippon Shinyaku Co., Ltd............................  3,000  39,131
       #Nippon Signal Co., Ltd..............................  3,000  23,438
        Nippon Soda Co., Ltd................................  8,000  35,126
       #Nippon Suisan Kaisha, Ltd........................... 10,500  29,365
        Nippon Synthetic Chemical Industry Co., Ltd. (The)..  3,000  19,036
       #Nippon Thompson Co., Ltd............................  3,000  22,330
        Nippon Valqua Industries, Ltd.......................  6,000  17,501
       #*Nippon Yakin Kogyo Co., Ltd........................  4,000   9,493
        Nipro Corp..........................................  1,600  32,631
       *NIS Group Co., Ltd..................................  2,639     227
        Nishimatsu Construction Co., Ltd.................... 11,000  16,773
        Nishimatsuya Chain Co., Ltd.........................  3,000  25,385
        Nissan Shatai Co., Ltd..............................  3,000  22,478
        Nissei Corp.........................................  1,000   8,826
        Nissen Holdings Co., Ltd............................  1,600  10,421
       #Nissha Printing Co., Ltd............................    400   8,167
        Nisshin Fudosan Co., Ltd............................  1,400   7,496
       #Nisshin Oillio Group, Ltd. (The).................... 10,000  46,825
        Nissin Electric Co., Ltd............................  1,000   8,216
        Nissin Kogyo Co., Ltd...............................  2,100  35,320
        Nittan Valve Co., Ltd...............................  2,000   7,228
        Nittetsu Mining Co., Ltd............................  3,000  14,287
        Nitto Boseki Co., Ltd............................... 18,000  43,721
        Nitto Kogyo Corp....................................  3,000  31,027
        Nitto Seiko Co., Ltd................................  3,000   8,578
        NOF Corp............................................  7,000  30,729
        Nomura Co., Ltd.....................................  4,000  11,925
        Noritake Co., Ltd...................................  8,000  32,027
       *Noritsu Koki Co., Ltd...............................  1,200   6,898
        Noritz Corp.........................................  1,400  24,405
        NS Solutions Corp...................................  1,400  26,770
        NSD Co., Ltd........................................  2,400  22,214
        Obic Business Consultants Co., Ltd..................    100   6,046
        Oenon Holdings, Inc.................................  5,000  11,818
        Ogaki Kyoritsu Bank, Ltd. (The).....................  3,000   9,627

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
                                                               Shares Value++
                                                               ------ -----

   JAPAN -- (Continued).......................................
      Oiles Corp..............................................  1,728 $33,334
      Oita Bank, Ltd. (The)................................... 10,000  31,843
      Okabe Co., Ltd..........................................  4,000  22,210
      Okamoto Industries, Inc.................................  6,000  23,028
      Okamura Corp............................................  3,000  17,042
      Okasan Securities Group, Inc............................ 10,000  35,874
     *Oki Electric Industry Co., Ltd.......................... 29,000  23,774
      Okinawa Electric Power Co., Ltd.........................    877  38,248
     #*OKK Corp...............................................  5,000   6,476
     #OKUMA Corp..............................................  6,000  56,518
      Okumura Corp............................................  5,000  19,558
      Okura Industrial Co., Ltd...............................  4,000  12,610
      Okuwa Co., Ltd..........................................  2,000  20,615
      Olympic Corp............................................  1,800  12,599
     *ONO Sokki Co., Ltd......................................  3,000   8,339
      Onoken Co., Ltd.........................................  2,000  18,493
      Onward Holdings Co., Ltd................................  6,000  44,697
      Organo Corp.............................................  4,000  29,000
      Origin Electric Co., Ltd................................  3,000  15,573
      Osaka Steel Co., Ltd....................................    500   9,022
     #Osaki Electric Co., Ltd.................................  3,000  27,108
      OSG Corp................................................  3,600  48,262
      Pacific Industrial Co., Ltd.............................  4,000  19,056
     *Pacific Metals Co., Ltd.................................  2,000  15,153
      PanaHome Corp...........................................  4,000  26,729
      Panasonic Electric Works Information Systems Co., Ltd...    400  10,626
      Paramount Bed Co., Ltd..................................  1,700  46,097
      Parco Co., Ltd..........................................  2,600  22,199
     #Paris Miki Holdings, Inc................................  1,000   9,765
      Park24 Co., Ltd.........................................  2,400  25,077
      Pasco Corp..............................................  1,000   3,564
     #Penta-Ocean Construction Co., Ltd....................... 18,000  39,732
      PGM Holdings K.K........................................     15   8,349
      Pigeon Corp.............................................  1,300  44,766
      Piolax, Inc.............................................  1,000  22,977
     *Pioneer Electronic Corp................................. 11,100  46,951
      Plenus Co., Ltd.........................................    500   7,627
      Point, Inc..............................................    750  34,318
      Press Kogyo Co., Ltd....................................  9,000  41,169
      Prima Meat Packers, Ltd.................................  5,000   6,693
      Raito Kogyo Co., Ltd....................................  2,400   8,684
     *Rasa Industries, Ltd....................................  3,000   4,515
     #*Renown, Inc............................................  3,000   6,128
      Resorttrust, Inc........................................  1,008  12,300
      Rheon Automatic Machinery Co., Ltd......................  2,000   4,558
      Rhythm Watch Co., Ltd................................... 10,000  14,893
      Ricoh Leasing Co., Ltd..................................  1,000  22,410
     *Right On Co., Ltd.......................................  1,125   5,361
      Riken Corp..............................................  7,000  27,571
      Riken Technos Corp......................................  5,000  16,344
      Riken Vitamin Co., Ltd..................................  2,000  51,044
      Ringer Hut Co., Ltd.....................................  1,800  22,771
     *Riso Kagaku Corp........................................  1,400  26,353
     #Rock Field Co., Ltd.....................................    300   4,769
      Rohto Pharmaceutical Co., Ltd...........................  3,000  30,506
      Roland Corp.............................................  2,000  23,029
      Roland DG Corp..........................................    900  14,483
      Round One Corp..........................................  1,200   7,295
      Royal Holdings Co., Ltd.................................  2,000  20,641
      Ryobi, Ltd.............................................. 11,000  42,622
      Ryoden Trading Co., Ltd.................................  3,000  18,467

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
                                                     Shares Value++
                                                     ------ -----

            JAPAN -- (Continued)....................
               Ryohin Keikaku Co., Ltd..............    900 $41,777
               Ryosan Co., Ltd......................  2,100  48,722
               Ryoshoku, Ltd........................  1,100  23,456
               Ryoyo Electro Corp...................  2,000  20,573
               S Foods, Inc.........................  2,000  16,124
              #*Sagami Chain Co., Ltd...............  2,000  11,538
              *Sagami Co., Ltd......................  3,000   3,659
               Saibu Gas Co., Ltd................... 24,000  58,014
               Saizeriya Co., Ltd...................  1,700  28,988
              *Sakai Chemical Industry Co., Ltd.....  5,000  26,033
               Sakata INX Corp......................  3,000  13,694
               Sakata Seed Corp.....................  2,000  28,376
               Sala Corp............................  4,000  18,933
               San-A Co., Ltd.......................    200   7,768
               San-Ai Oil Co., Ltd..................  4,000  21,599
              #Sanden Corp..........................  7,000  33,144
               Sanei-International Co., Ltd.........    500   5,562
               Sangetsu Co., Ltd....................    500  11,501
               San-in Godo Bank, Ltd. (The).........  7,000  51,920
               Sankei Building Co., Ltd.............  2,000  11,400
              #Sanken Electric Co., Ltd.............  3,000  16,075
               Sanki Engineering Co., Ltd...........  5,000  29,839
               Sankyo Seiko Co., Ltd................  4,000  12,656
              *Sankyo-Tateyama Holdings, Inc........ 16,000  23,154
               Sankyu, Inc..........................  8,000  36,765
               Sanoh Industrial Co., Ltd............  3,000  23,332
               Sanshin Electronics Co., Ltd.........  2,000  16,716
              *Sansui Electric Co., Ltd............. 28,000     345
               Sanwa Holdings Corp..................  9,000  29,282
               Sanyo Chemical Industries, Ltd.......  7,000  57,200
               Sanyo Denki Co., Ltd.................  4,000  34,416
               Sanyo Shokai, Ltd....................  4,000  11,990
               Sanyo Special Steel Co., Ltd.........  6,000  33,513
              *Sapporo Holdings, Ltd................ 10,000  40,184
               Sasebo Heavy Industries Co., Ltd.....  7,000  13,396
               Sato Corp............................  2,100  27,513
               Sato Shoji Corp......................  2,000  10,826
               Satori Electric Co., Ltd.............  1,000   6,405
              #Sawai Pharmaceutical Co., Ltd........    400  35,891
               Saxa Holdings, Inc...................  4,000   6,545
               Secom Joshinetsu Co., Ltd............    900  24,881
               Seika Corp...........................  8,000  22,090
               Seikagaku Corp.......................  1,700  19,711
               Seiko Holdings Corp..................  3,307  10,861
               Seino Holdings Co., Ltd..............  1,000   7,512
               Seiren Co., Ltd......................  2,000  13,443
               Sekisui Jushi Co., Ltd...............  2,000  20,796
               Sekisui Plastics Co., Ltd............  7,000  25,664
               Senko Co., Ltd.......................  6,000  17,841
               Senshu Electric Co., Ltd.............  1,000  12,594
               Senshukai Co., Ltd...................  3,000  18,427
              *Shibaura Mechatronics Corp...........  4,000  11,718
               Shibusawa Warehouse Co., Ltd.........  6,000  19,310
               Shibuya Kogyo Co., Ltd...............  2,100  23,153
              *Shikibo, Ltd.........................  9,000  10,518
               Shikoku Bank, Ltd.................... 10,000  29,997
               Shikoku Chemicals Corp...............  3,000  18,110
               Shima Seiki Manufacturing Co., Ltd...  1,200  31,830
               Shimachu Co., Ltd....................  2,400  56,027
               Shimizu Bank, Ltd....................    400  16,049
               Shinagawa Refractories Co., Ltd......  5,000  15,706

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
                                                         Shares Value++
                                                         ------ -----

         JAPAN -- (Continued)...........................
           #Shindengen Electric Manufacturing Co., Ltd..  3,000 $13,024
            Shin-Etsu Polymer Co., Ltd..................  5,000  26,896
           #Shinkawa, Ltd...............................  1,000   9,556
            Shinko Electric Industries Co., Ltd.........  1,300  13,350
            Shinko Plantech Co., Ltd....................  3,000  33,613
            Shinko Shoji Co., Ltd.......................  2,000  16,999
            Shinmaywa Industries, Ltd...................  5,000  21,338
            Shinnihon Corp..............................  4,000  12,248
            Shiroki Corp................................  7,000  22,707
            Shizuoka Gas Co., Ltd.......................  3,000  17,717
            Sho-Bond Corp...............................  2,000  52,362
            Shobunsha Publications, Inc.................  1,300   9,820
           #Shochiku Co., Ltd...........................  4,000  28,867
           *Showa Corp..................................  2,400  15,620
            Showa Sangyo Co., Ltd....................... 10,000  27,141
            Siix Corp...................................  2,400  32,367
           #Simplex Holdings, Inc.......................      3   1,424
            Sinanen Co., Ltd............................  3,000  12,585
            Sinfonia Technology Co., Ltd................  6,000  18,681
           *Sintokogio, Ltd.............................  1,500  15,008
            SKY Perfect JSAT Holdings, Inc..............     25   9,990
            SMK Corp....................................  5,000  21,870
            Sohgo Security Services Co., Ltd............  3,700  42,475
            So-net Entertainment Corp...................      7  26,354
           *Sotetsu Holdings, Inc.......................  4,000  10,975
            SRA Holdings, Inc...........................  1,000   8,967
            Star Micronics Co., Ltd.....................  2,000  22,580
            Starzen Co., Ltd............................  4,000  11,833
           #Stella Chemifa Corp.........................    900  32,787
           *Sugi Holdings Co., Ltd......................  1,100  26,345
            Sumida Corp.................................  1,100  10,514
            Suminoe Textile Co., Ltd....................  5,000  10,566
           #*Sumiseki Holdings, Inc.....................  2,300   3,258
           #Sumisho Computer Systems Corp...............  1,100  15,654
            Sumitomo Bakelite Co., Ltd..................  2,000  12,826
            Sumitomo Forestry Co., Ltd..................  4,200  36,811
           *Sumitomo Light Metal Industries, Ltd........ 11,000  12,608
           #*Sumitomo Mitsui Construction Co., Ltd......  9,660   9,442
           #Sumitomo Osaka Cement Co., Ltd.............. 20,000  54,379
            Sumitomo Pipe & Tube Co., Ltd...............  3,000  22,034
            Sumitomo Precision Products Co., Ltd........  2,000  16,006
            Sumitomo Real Estate Sales Co., Ltd.........    300  12,209
            Sumitomo Seika Chemicals Co., Ltd...........  4,000  23,599
            Sumitomo Warehouse Co., Ltd................. 11,000  50,656
           #Sunx, Ltd...................................  2,700  15,189
           *SWCC Showa Holdings Co., Ltd................ 12,000  15,156
           #*SxL Corp...................................  3,000   2,658
           #Systena Corp................................     13  14,300
            T. Hasegawa Co., Ltd........................  1,600  24,442
           #T. RAD Co., Ltd.............................  5,000  20,972
            Tachi-S Co., Ltd............................  2,100  35,312
            Tadano, Ltd.................................  6,000  32,089
            Taihei Dengyo Kaisha, Ltd...................  3,000  27,127
           #Taiheiyo Cement Corp........................ 42,000  72,010
            Taiho Kogyo Co., Ltd........................  1,900  15,361
            Taikisha, Ltd...............................  2,000  38,404
           *Taiko Bank, Ltd. (The)......................  1,000   2,966
            Taiyo Holdings Co., Ltd.....................    400  12,360
            Takamatsu Construction Group Co., Ltd.......  1,600  22,322
           #Takaoka Electric Manufacturing Co., Ltd.....  4,000  15,570
            Takara Holdings, Inc........................  8,000  38,935

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
                                                      Shares  Value++
                                                      ------  -----

           JAPAN -- (Continued)......................
              Takara Standard Co., Ltd...............  5,000 $ 37,773
              Takasago International Corp............  7,000   36,414
             #Takasago Thermal Engineering Co., Ltd..  6,000   51,247
             #Takashima & Co., Ltd...................  4,000   10,596
              Takiron Co., Ltd.......................  3,000   11,736
             *Takuma Co., Ltd........................  6,000   22,038
              Tamron Co., Ltd........................    400    8,811
             #Tamura Corp............................  4,000   12,156
             *Teac Corp..............................  5,000    2,361
              TECHNO ASSOCIE Co., Ltd................  1,800   15,044
              Tecmo Koei Holdings Co., Ltd...........  3,000   22,374
             #Teikoku Tsushin Kogyo Co., Ltd.........  4,000    7,522
             #Tekken Corp............................ 11,000   14,791
              Telepark Corp..........................      6   10,417
             *Temp Holdings Co., Ltd.................  1,700   15,686
              Tenma Corp.............................  2,000   21,675
              TKC, Corp..............................  1,200   25,602
              TOA Corp............................... 12,000   21,600
             #TOA ROAD Corp..........................  3,000    6,418
              Toagosei Co., Ltd...................... 20,000  108,315
             #*Tobishima Corp........................ 12,000    4,332
              TOC Co., Ltd...........................  5,000   20,463
              Tocalo Co., Ltd........................  1,000   18,842
              Tochigi Bank, Ltd......................  7,000   28,441
              Toda Corp.............................. 17,000   63,137
              Toei Co., Ltd..........................  5,000   22,795
              Toenec Corp............................  3,000   17,095
              Toho Bank, Ltd......................... 14,000   34,491
             #Toho Holdings Co., Ltd.................  1,900   19,598
             *Toho Titanium Co., Ltd.................    900   25,348
             #Toho Zinc Co., Ltd.....................  6,000   32,728
              Tohoku Bank, Ltd. (The)................  8,000   11,706
              Tokai Carbon Co., Ltd..................  5,000   26,371
             *TOKAI Holdings Corp....................  5,000   25,149
              Tokai Rika Co., Ltd....................    600   10,514
              Tokai Rubber Industries, Ltd...........  2,700   32,870
              Tokai Tokyo Financial Holdings, Inc.... 19,000   56,946
             #*Toko, Inc.............................  8,000   19,756
              Tokushu Tokai Paper Co., Ltd...........  5,189   10,163
             *Tokyo Dome Corp........................  8,000   17,325
              Tokyo Energy & Systems, Inc............  2,000   13,193
             *Tokyo Kikai Seisakusho, Ltd............  6,000    5,791
              Tokyo Ohka Kogyo Co., Ltd..............  2,700   57,099
              Tokyo Rakutenchi Co., Ltd..............  5,000   16,552
              Tokyo Rope Manufacturing Co., Ltd......  4,000   15,776
             #Tokyo Seimitsu Co., Ltd................  1,700   33,258
             #Tokyo Style Co., Ltd...................  4,000   27,026
              Tokyo Tatemono Co., Ltd................ 20,000   72,321
              Tokyo Tekko Co., Ltd...................  3,000    8,938
             #Tokyo Theatres Co, Inc.................  6,000    7,934
             #*Tokyo Tomin Bank, Ltd.................  1,000   13,370
              Tokyotokeiba Co., Ltd..................  7,000    9,000
              Tokyu Community Corp...................  1,000   29,562
              Tokyu Construction Co., Ltd............  5,880   15,991
             #Tokyu Livable, Inc.....................  1,800   15,280
              Tokyu Recreation Co., Ltd..............  3,000   18,357
              Toli Corp..............................  6,000   13,863
              Tomato Bank, Ltd.......................  9,000   17,014
              Tomen Electronics Corp.................    800   10,830
              TOMONY Holdings, Inc................... 10,000   35,253
             #Tomy Co., Ltd..........................  3,317   28,599

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
                                                      Shares Value++
                                                      ------ -----

           JAPAN -- (Continued)......................
              Tonami Holdings Co., Ltd...............  3,000 $ 5,522
             #Topcon Corp............................  1,200   6,841
              Toppan Forms Co., Ltd..................  2,300  18,405
              Topre Corp.............................  1,200   9,891
              Topy Industries, Ltd................... 16,000  42,260
             #Torishima Pump Manufacturing Co., Ltd..  2,000  31,978
              Toshiba Machine Co., Ltd...............  5,000  26,737
              Toshiba Plant Kensetsu Co., Ltd........  4,000  45,690
              Toshiba TEC Corp.......................  8,000  36,954
              Tosho Printing Co., Ltd................  5,000   8,561
              Totetsu Kogyo Co., Ltd.................  3,000  26,012
             #*Totoku Electric Co., Ltd..............  3,000   4,352
              Tottori Bank, Ltd......................  6,000  12,179
              Touei Housing Corp.....................    900  10,279
              Towa Bank, Ltd......................... 10,000  12,084
             #Towa Pharmaceutical Co., Ltd...........    900  46,923
             #Toyo Construction Co., Ltd............. 18,000  20,122
              Toyo Corp..............................  3,000  30,479
              Toyo Electric Manufacturing Co., Ltd...  5,000  23,853
              Toyo Engineering Corp.................. 11,000  44,441
              Toyo Ink Manufacturing Co., Ltd........ 15,000  75,969
              Toyo Kanetsu K.K....................... 12,000  28,716
              Toyo Kohan Co., Ltd....................  3,000  15,870
              Toyo Securities Co., Ltd...............  5,000   7,532
              Toyo Tanso Co, Ltd.....................    100   5,555
              Toyo Tire & Rubber Co., Ltd............  8,000  19,562
              Toyobo Co., Ltd........................ 30,000  47,404
              Trans Cosmos, Inc......................  1,100  10,311
              Trusco Nakayama Corp...................  1,400  23,700
              TS Tech Co., Ltd.......................  2,200  38,712
              Tsubakimoto Chain Co...................  9,000  47,885
              Tsukishima Kikai Co., Ltd..............  3,000  27,528
             *Tsukuba Bank, Ltd......................  1,700   4,935
             *Tsuruha Holdings, Inc..................    400  18,921
              Tsurumi Manufacturing Co., Ltd.........  2,000  14,053
              Tsutsumi Jewelry Co., Ltd..............    800  19,961
              TV Asahi Corp..........................      3   4,610
              Ube Material Industries, Ltd...........  6,000  23,605
              Uchida Yoko Co., Ltd...................  4,000  12,899
              Ulvac, Inc.............................  1,200  26,860
             *Uniden Corp............................  2,000   7,331
             *Unihair Co., Ltd.......................  2,400  23,136
              Union Tool Co..........................    400   8,822
              Unipres Corp...........................    700  14,999
              United Arrows, Ltd.....................  1,200  19,940
             *Unitika, Ltd........................... 33,000  25,260
              U-Shin, Ltd............................  2,000  14,019
              Valor Co., Ltd.........................  2,000  21,328
              Vital KSK Holdings, Inc................  2,800  23,546
             #Wacom Co., Ltd.........................     14  17,892
              Warabeya Nichiyo Co., Ltd..............  1,200  14,259
             #Watami Food Service Co., Ltd...........  1,400  24,393
              Wood One Co., Ltd......................  3,000  14,114
              Xebio Co., Ltd.........................  1,500  27,832
             *Yachiyo Bank, Ltd. (The)...............    300   9,158
              Yamabiko Corp..........................    615   6,580
             #Yamagata Bank, Ltd..................... 11,000  53,654
             #*Yamaichi Electronics Co., Ltd.........  1,600   4,620
              Yamanashi Chuo Bank, Ltd............... 11,000  49,052
              Yamazen Co., Ltd.......................  3,000  17,143
              Yaoko Co., Ltd.........................    500  14,942

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
                                                      Shares     Value++
                                                      ------     -----

        JAPAN -- (Continued).........................
           Yasuda Warehouse Co., Ltd. (The)..........  2,000 $    11,478
           Yellow Hat, Ltd...........................  1,800      16,568
           Yodogawa Steel Works, Ltd.................  9,000      37,981
           Yokohama Reito Co., Ltd...................  3,000      20,320
           Yokowo Co., Ltd...........................  1,700      12,307
           Yomeishu Seizo Co., Ltd...................  2,000      17,999
           Yomiuri Land Co., Ltd.....................  3,000       9,699
           Yondenko Corp.............................  2,100       9,142
           Yonekyu Corp..............................  2,000      15,379
          #Yorozu Corp...............................  1,900      38,507
          #Yoshinoya Holdings Co., Ltd...............     23      27,940
           Yurtec Corp...............................  4,000      23,260
           Yusen Logistics Co., Ltd..................    600      10,501
           Yushiro Chemical Industry Co., Ltd........  1,000      13,638
          #Zenrin Co., Ltd...........................  1,800      17,664
          #Zensho Co., Ltd...........................  2,100      22,149
           ZERIA Pharmaceutical Co., Ltd.............  2,000      24,209
           Zuken, Inc................................  2,000      14,983
                                                             -----------
        TOTAL JAPAN..................................         17,701,467
                                                             -----------

        NETHERLANDS -- (1.8%)........................
           Aalberts Industries NV....................  5,782     146,234
           Accell Group NV...........................    886      52,743
          *AFC Ajax NV...............................    864       9,160
           Arcadis NV................................  2,418      62,403
          #*ASM International NV.....................  2,535     109,961
          #*BE Semiconductor Industries NV...........  1,100      11,817
           Beter Bed Holding NV......................  1,357      42,986
           Brunel International NV...................  1,355      68,723
          *CSM NV....................................  2,179      83,473
           Exact Holding NV..........................    619      20,038
          #Grontmij NV...............................    880      19,793
          *Heijmans NV...............................     81       2,741
           Imtech NV.................................  4,061     154,225
          #KAS Bank NV...............................    488       8,630
          #*Kendrion NV..............................    133       3,438
           Koninklijke Bam Groep NV..................  7,950      63,473
           Koninklijke Ten Cate NV...................  1,402      64,890
           Macintosh Retail Group NV.................    910      25,318
           Mediq NV..................................  3,469      74,770
           Nutreco NV................................  1,878     146,155
          *Ordina NV.................................  2,349      13,880
          #*Pharming Group NV........................  3,806         877
          *Roto Smeets Group NV......................    354       3,536
           SBM Offshore NV........................... 10,126     296,140
          #Sligro Food Group NV......................  1,176      43,690
          *SNS Reaal Groep NV........................    698       4,288
           Telegraaf Media Groep NV..................  1,554      33,347
           TKH Group NV..............................  2,795      87,349
          #*TomTom NV................................  3,951      35,736
           Unit 4 NV.................................    982      36,844
          *USG People NV.............................  4,391      86,924
          *Wavin NV..................................    592      10,588
                                                             -----------
        TOTAL NETHERLANDS............................          1,824,170
                                                             -----------

        NEW ZEALAND -- (0.7%)........................
           Air New Zealand, Ltd...................... 25,682      23,129
           Briscoe Group, Ltd........................ 15,371      17,766
           Cavalier Corp., Ltd.......................  8,600      24,355
          *Ebos Group, Ltd...........................    430       2,544
          *Fisher & Paykel Appliances Holdings, Ltd.. 46,520      22,647

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
                                                     Shares    Value++
                                                     ------    -----

         NEW ZEALAND -- (Continued).................
            Fisher & Paykel Healthcare Corp., Ltd... 18,502 $   46,361
            Freightways, Ltd........................  7,082     19,762
            Hallenstein Glasson Holdings, Ltd.......  5,327     17,045
            Infratil, Ltd........................... 26,812     41,244
            Mainfreight, Ltd........................  3,992     30,019
            New Zealand Refining Co., Ltd........... 13,533     49,313
            Nuplex Industries, Ltd.................. 10,316     27,312
            Port of Tauranga, Ltd...................  7,100     49,780
            Pumpkin Patch, Ltd......................  7,400      7,682
            Pyne Gould Corp., Ltd................... 21,797      5,641
           *Pyne Gould Guinness, Ltd................ 30,859     12,258
            Ryman Healthcare, Ltd................... 11,810     24,318
            Sanford, Ltd............................  6,562     29,092
            Sky City Entertainment Group, Ltd....... 36,975    106,673
            Sky Network Television, Ltd............. 13,395     63,240
            Steel & Tube Holdings, Ltd..............  5,579     12,201
            Tower, Ltd.............................. 11,085     16,851
            Vector, Ltd............................. 10,714     22,249
            Warehouse Group, Ltd....................  5,475     16,212
                                                            ----------
         TOTAL NEW ZEALAND..........................           687,694
                                                            ----------

         NORWAY -- (1.0%)...........................
           *Acta Holding ASA........................  5,000      3,288
           #Atea ASA................................  5,000     55,314
           *Austevoll Seafood ASA...................  5,800     44,562
           *BW Offshore, Ltd. ASA................... 18,600     48,232
           *BWG Homes ASA...........................  6,471     30,256
           *Camillo Eitze & Co. ASA.................  1,600      2,675
            Cermaq ASA..............................  3,800     78,275
           *Copeinca ASA............................    970      9,324
           *Det Norske Oljeselskap ASA..............  1,755     11,041
           *DNO International ASA................... 47,611     71,455
           *DOF ASA.................................  2,500     27,596
           *EDB ErgoGroup ASA.......................  3,410      9,423
           #*Eitzen Chemical ASA.................... 22,919      3,895
            Ekornes ASA.............................  1,600     45,306
            Farstad Shipping ASA....................    800     28,093
            Ganger Rolf ASA.........................  1,960     56,042
            Golden Ocean Group, Ltd. ASA............ 12,836     15,710
           #*Kongsberg Automotive Holding ASA....... 11,000     10,957
           #Nordic Semiconductor ASA................  6,760     25,287
           #*Norse Energy Corp. ASA................. 15,009      2,493
           #*Norske Skogindustrier ASA Series A.....  7,000     19,888
           #*Norwegian Air Shuttle ASA..............    840     16,493
           *Norwegian Energy Co. ASA................  1,598      4,374
           *Odfjell ASA Series A....................  1,000      9,521
           *Panoro Energy ASA.......................  1,501      1,975
            Prosafe ASA............................. 11,000     89,299
           #*Sevan Marine ASA....................... 33,350     23,543
            Solstad Offshore ASA....................  1,000     24,404
           *Songa Offshore SE.......................  5,366     32,786
            SpareBanken 1 SMN.......................  6,214     62,434
           #Tomra Systems ASA.......................  9,200     78,946
           #*TTS Marine ASA.........................  1,100      1,846
           #Veidekke ASA............................  4,900     49,490
           #Wilh Wilhelmsen Holding ASA.............  2,050     62,051
                                                            ----------
         TOTAL NORWAY...............................         1,056,274
                                                            ----------

         PORTUGAL -- (0.4%).........................
           #*Altri SGPS SA..........................  7,954     19,220
           #Banco BPI SA............................ 15,318     27,534

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
                                                                      Shares  Value++
                                                                      ------  -----

PORTUGAL -- (Continued).............................................
  #Banco Comercial Portugues SA.....................................   8,151 $  6,503
  *Impresa SGPS SA..................................................   6,108    8,677
   Mota-Engil SGPS SA...............................................   4,552   12,082
   Portucel-Empresa Produtora de Pasta de Papel SA..................  20,700   77,504
   Redes Energeticas Nacionais SA...................................  15,049   57,300
   Sociedade de Investimento e Gestao SGPS SA.......................   6,200   77,998
  *Sonae Industria SGPS SA..........................................   2,500    5,518
  #Sonae SGPS SA....................................................  53,752   64,540
  *Sonaecom SGPS SA.................................................   8,301   19,124
  #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.   7,743   43,861
                                                                             --------
TOTAL PORTUGAL......................................................          419,861
                                                                             --------

SINGAPORE -- (1.3%).................................................
  #*AFP Properties, Ltd............................................. 108,000   30,954
  *Allgreen Properties, Ltd.........................................  40,000   38,612
  *Banyan Tree Holdings, Ltd........................................   7,000    5,404
  *Biosensors International Group, Ltd..............................  14,000   15,453
   Boustead Singapore, Ltd..........................................  22,000   18,348
   Bukit Sembawang Estates, Ltd.....................................   7,500   26,786
  *Bund Center Investment, Ltd...................................... 108,000   18,568
  *Cerebos Pacific, Ltd.............................................  15,000   67,928
   CH Offshore, Ltd.................................................  17,400    6,333
   China Aviation Oil Singapore Corp., Ltd..........................   8,000    8,839
   Chuan Hup Holdings, Ltd..........................................  87,000   15,637
   Creative Technology, Ltd.........................................   2,650    7,535
  *CSE Global, Ltd..................................................  20,000   18,965
  #*CWT, Ltd........................................................  12,000   12,774
  *Delong Holdings, Ltd.............................................  17,000    6,250
  #*Ezion Holdings, Ltd.............................................  20,000   11,308
  #Ezra Holdings, Ltd...............................................  27,600   37,323
  *Falcon Energy Group, Ltd.........................................  21,000    6,193
  #First Resources, Ltd.............................................  26,000   29,375
  *Fu Yu Corp., Ltd.................................................  78,750    7,068
   GK Goh Holdings, Ltd.............................................  17,000    9,307
   Goodpack, Ltd....................................................  14,000   22,673
  *GuocoLeisure, Ltd................................................   4,000    2,408
   Hi-P International, Ltd..........................................  23,000   22,934
   Ho Bee Investment, Ltd...........................................  14,000   16,968
  *Hong Fok Corp., Ltd..............................................  41,000   19,957
   Hong Leong Asia, Ltd.............................................   8,000   17,611
   Hotel Grand Central, Ltd.........................................  31,195   21,037
   Hotel Properties, Ltd............................................  17,200   33,760
   Hwa Hong Corp., Ltd..............................................  59,000   31,624
  #Hyflux, Ltd......................................................  19,500   34,296
  *Jaya Holdings, Ltd...............................................  22,000   10,541
  *JES International Holdings, Ltd..................................  21,000    5,079
   K1 Ventures, Ltd................................................. 120,000   14,714
  #Kim Eng Holdings, Ltd............................................  16,200   40,692
  *KS Energy Services, Ltd..........................................  10,000    8,103
  *Lafe Corp., Ltd..................................................  39,200    2,073
   M1, Ltd..........................................................  17,000   33,182
  #*Manhattan Resources, Ltd........................................  23,000   20,489
   Metro Holdings, Ltd..............................................  41,000   29,156
  #Midas Holdings, Ltd..............................................  21,000   12,549
  #*Oceanus Group, Ltd..............................................  40,000    8,987
   Orchard Parade Holdings, Ltd.....................................  11,239   14,442
  #OSIM International, Ltd..........................................  18,000   25,057
  #*Otto Marine, Ltd................................................  32,000    6,019
   Pan Pacific Hotels Group, Ltd....................................  37,500   56,721
   Petra Foods, Ltd.................................................  20,000   27,643
   Raffles Medical Group, Ltd.......................................   9,000   16,720

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
                                                               Shares    Value++
                                                               ------    -----

SINGAPORE -- (Continued).....................................
   Rotary Engineering, Ltd...................................  17,000 $   12,942
   SBS Transit, Ltd..........................................  23,000     36,469
  *SC Global Developments, Ltd...............................   8,000      9,231
  *Stamford Land Corp., Ltd..................................  12,000      6,082
  *Sunvic Chemical Holdings, Ltd.............................  40,000     26,509
  #Super Group, Ltd..........................................  13,000     14,683
  #*Swiber Holdings, Ltd.....................................  10,000      6,507
   Tat Hong Holdings, Ltd....................................  17,000     11,613
   Tuan Sing Holdings, Ltd...................................  44,628     13,686
   United Engineers, Ltd.....................................  11,000     22,859
   UOB-Kay Hian Holdings, Ltd................................  30,000     46,113
   WBL Corp., Ltd............................................  22,000     67,486
   Wheelock Properties, Ltd..................................  20,000     30,424
   Wing Tai Holdings, Ltd....................................  34,000     43,920
  *Yongnam Holdings, Ltd.....................................  70,000     15,203
                                                                      ----------
TOTAL SINGAPORE..............................................          1,318,122
                                                                      ----------

SPAIN -- (2.0%)..............................................
   Abengoa SA................................................   2,121     70,710
   Adolfo Dominguez SA.......................................     425      5,556
   Almirall SA...............................................   3,466     39,492
  *Amper SA..................................................   1,760     10,540
   Antena 3 de Television SA.................................   3,640     33,741
  *Azkoyen SA................................................   2,184      7,394
  #*Banco de Valencia SA.....................................   2,431      9,829
   Banco Pastor SA...........................................   7,840     37,862
   Bankinter SA..............................................   5,976     44,576
  *Baron de Ley SA...........................................      67      4,809
  #Bolsas y Mercados Espanoles SA............................   4,485    151,837
   Campofrio Food Group SA...................................   1,577     21,526
   Cementos Portland Valderrivas SA..........................   1,167     26,599
  *Codere SA.................................................     767     12,418
   Construcciones y Auxiliar de Ferrocarriles SA.............     103     62,761
   Duro Felguera SA..........................................   2,827     24,023
   Ebro Foods SA.............................................   5,454    134,567
   Elecnor SA................................................   1,422     23,998
  *Ercros SA.................................................   3,027      4,636
   Faes Farma SA.............................................   7,525     30,267
  *Gamesa Corp. Tecnologica SA...............................   8,593     80,744
  *General de Alquiler de Maquinaria SA......................   1,582      4,215
   Grifols SA................................................   6,802    134,643
   Grupo Catalana Occidente SA...............................   3,722     97,567
  *Grupo Empresarial Ence SA.................................   8,850     37,039
  *Grupo Ezentis SA..........................................  13,800      9,138
   Iberpapel Gestion SA......................................     936     20,811
   Indra Sistemas SA.........................................   5,293    120,053
  *International Consolidated Airlines Group SA..............   3,703     14,765
  *Jazztel P.L.C.............................................   5,844     35,730
  *La Seda de Barcelona SA................................... 228,989     27,795
   Miquel y Costas & Miquel SA...............................     555     18,521
  *Natraceutical SA..........................................  15,014      7,644
  *NH Hoteles SA.............................................   5,825     49,166
   Obrascon Huarte Lain SA...................................   1,921     78,697
   Papeles y Cartones de Europa SA...........................   2,697     16,537
   Pescanova SA..............................................     718     29,867
  *Promotora de Informaciones SA.............................   5,034     14,240
   Prosegur Cia de Seguridad SA..............................   2,200    134,325
  *Realia Business SA........................................   4,187     10,952
  *Service Point Solutions SA (B07NKR8)......................   6,082      4,041
  *Service Point Solutions SA (B3WDD75)......................   1,736      1,154
  *Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA.   4,714     11,406

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
                                                       Shares    Value++
                                                       ------    -----

       SPAIN -- (Continued)...........................
          Sol Melia SA................................  4,123 $   53,753
         *SOS Corp. Alimentaria SA....................  8,137      7,718
          Tecnicas Reunidas SA........................    485     30,464
         *Tubacex SA..................................  5,465     23,407
         *Tubos Reunidos SA...........................  8,287     27,364
          Unipapel SA.................................    733     13,678
         *Vertice Trescientos Sesenta Grados SA.......    651        224
          Vidrala SA..................................  1,105     35,528
          Viscofan SA.................................  3,593    158,399
         #*Zeltia SA.................................. 12,166     50,699
                                                              ----------
       TOTAL SPAIN....................................         2,117,425
                                                              ----------

       SWEDEN -- (2.5%)...............................
          Aarhuskarlshamn AB..........................  1,961     64,261
         #*Active Biotech AB..........................  1,480     24,265
          Addtech AB Series B.........................  2,500     79,889
         #AF AB.......................................  1,800     40,062
         *Anoto Group AB..............................  7,000      5,736
          Avanza Bank Holding AB......................    595     21,768
          Axfood AB...................................  1,800     66,112
          Axis Communications AB......................  2,100     53,542
          B&B Tools AB................................  2,500     47,571
         #*BE Group AB................................  2,600     19,383
          Beijer Alma AB..............................  1,700     39,458
         *Betsson AB..................................    910     20,500
         #Bilia AB Series A...........................  2,065     53,092
         #Billerud AB.................................  4,200     51,108
         #*BioGaia AB Series B........................  1,689     32,901
         #*BioInvent International AB.................  4,428     19,899
         #*Bure Equity AB.............................  1,767     10,032
         #Cantena AB..................................  1,487     31,693
         *Castellum AB................................  2,079     32,229
         #Clas Ohlson AB Series B.....................  1,200     19,364
          Cloetta AB..................................    960      5,776
          Elekta AB Series B..........................  5,600    255,572
         *Eniro AB....................................    744      2,814
         #*Etrion Corp. AG............................    482        478
         *Fabege AB...................................  1,428     16,397
         #G & L Beijer AB Series B....................    800     37,570
         #*Gunnebo AB.................................  3,000     21,270
         #Hakon Invest AB.............................  1,025     18,077
         *Haldex AB...................................  3,360     59,252
          Hexpol AB...................................  2,066     53,508
         *HIQ International AB........................  1,000      6,752
         #Hoganas AB Series B.........................  1,300     53,990
          Holmen AB...................................    471     17,381
          Industrial & Financial Systems AB Series B..  1,012     20,761
         #Indutrade AB................................    370     13,073
         *Intrum Justitia AB..........................  5,500     83,352
         #JM AB.......................................  5,312    151,673
         #KappAhl AB..................................  2,000     11,852
          Lagercrantz Group AB Series B...............  2,500     26,063
         *Lennart Wallenstam Byggnads AB Series B.....     35      1,141
         *Loomis AB...................................  3,243     51,506
         *Lundin Petroleum AB.........................  2,112     32,054
          Meda AB Series A............................    893      9,461
         #*Medivir AB.................................    893     20,749
          Mekonomen AB................................  1,400     54,009
         *Micronic Mydata AB..........................  2,400      6,198
          NCC AB Series B.............................  6,075    162,455
         #*Net Insight AB............................. 11,409      6,970

                                     1177

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CONTINUED


                                                     Shares    Value++
                                                     ------    -----

          SWEDEN -- (Continued)
            #New Wave Group AB Series B.............  2,000 $   16,471
            #NIBE Industrier AB.....................  3,549     60,525
            *Nobia AB...............................  8,067     64,347
            #Nolato AB Series B.....................  1,100     13,256
            #*Nordnet AB............................  2,986     11,469
            *Northland Resources SA.................    200        632
            #*ORC Software AB.......................    332      5,331
            *Pa Resources AB........................  9,100      6,701
            #Peab AB Series B....................... 14,480    133,994
            #*Proffice AB...........................  2,061     11,602
            *Rezidor Hotel Group AB.................  3,516     25,364
             Saab AB................................  2,339     52,837
            #*SAS AB................................  7,999     26,615
            #Skistar AB.............................  1,500     25,808
             Sweco AB...............................  1,500     16,005
            #*Swedish Orphan Biovitrum AB...........  4,292     17,842
            #Trelleborg AB Series B................. 14,007    169,509
            *Wihlborgs Fastigheter AB...............    715     21,533
                                                            ----------
          TOTAL SWEDEN..............................         2,612,860
                                                            ----------

          SWITZERLAND -- (5.1%)
            #Acino Holding AG.......................    184     17,699
            *Affichage Holding SA...................     64     12,005
            *AFG Arbonia-Forster Holding AG.........    457     18,887
             Allreal Holding AG.....................    372     61,071
             Aryzta AG..............................  6,721    374,888
            *Ascom Holding AG.......................  1,474     23,936
            *Austriamicrosystems AG.................    575     32,649
            #Bachem Holdings AG.....................    343     20,379
            *Bank Coop AG...........................    531     41,250
             Bank Sarasin & Cie AG Series B.........  2,000     87,881
             Banque Cantonale de Geneve SA..........     85     23,005
             Banque Cantonale Vaudoise AG...........     88     54,106
             Banque Privee Edmond de Rothschild SA..      1     32,159
             Barry Callebaut AG.....................     52     49,736
            *Basilea Pharmaceutica AG...............    201     16,116
            *Belimo Holdings AG.....................     34     78,659
             Bellevue Group AG......................    298      9,402
             Berner Kantonalbank AG.................    264     75,185
            *Bobst Group AG.........................    800     38,778
            *Bossard Holding AG.....................     16      2,785
             Bucher Industries AG...................    416    101,477
             Burckhardt Compression Holding AG......    162     52,079
             Centralschweizerische Kraftwerke AG....     26      9,944
            *Charles Voegele Holding AG.............    750     59,935
            *Cie Financiere Tradition SA............     66      9,219
            #*Clariant AG........................... 15,895    329,979
             Coltene Holding AG.....................    250     15,352
             Conzzeta AG............................     27     81,209
             Daetwyler Holding AG...................    296     29,080
            *Dufry AG...............................    642     83,985
            #EFG International AG...................  3,568     53,280
             EGL AG.................................     24     20,108
             Emmi AG................................    111     27,612
             EMS-Chemie Holding AG..................    529    109,234
             Energiedienst Holding AG...............  1,000     69,325
             Ferrexpo P.L.C.........................  8,330     69,802
             Flughafen Zuerich AG...................    262    115,447
             Forbo Holding AG.......................     82     67,101
            #Galenica Holding AG....................    362    239,040
            *GAM Holding AG.........................  3,881     76,495

                                     1178

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CONTINUED


                                                             Shares    Value++
                                                             ------    -----

  SWITZERLAND -- (Continued)
    *Gategroup Holding AG...................................    159 $    8,522
    *George Fisher AG.......................................    232    151,693
    #Gurit Holding AG.......................................     25     19,506
     Helvetia Holding AG....................................    360    169,025
    *Implenia AG............................................     90      3,264
     Kaba Holding AG........................................     90     40,188
    *Kardex AG..............................................    430     12,531
    *Komax Holding AG.......................................    205     25,571
     Kudelski SA............................................  1,700     31,175
     Kuoni Reisen Holding AG................................    200     92,034
    #*LEM Holding SA........................................     42     29,066
    #*Logitech International SA.............................  7,307    101,332
    *Lonza Group AG.........................................  1,708    146,884
     Luzerner Kantonalbank AG...............................    200     75,424
    #Metall Zug AG..........................................     12     55,500
    #*Meyer Burger Technology AG............................  1,194     59,735
    *Micronas Semiconductor Holding AG......................    800      7,646
     Mobimo Holding AG......................................    192     46,476
    *Nobel Biocare Holding AG...............................  3,342     74,236
    *OC Oerlikon Corp. AG...................................    117      1,028
    *Panalpina Welttransport Holding AG.....................    751    101,743
     Partners Group Holding AG..............................    517    109,840
    *Petroplus Holdings AG..................................  2,692     40,346
     Phoenix Mecano AG......................................     50     41,369
    *Precious Woods Holding AG..............................    190      4,108
    *PubliGroupe SA.........................................     72     12,676
    *Rieters Holdings AG....................................    254    109,455
     Romande Energie Holding SA.............................     27     51,789
    *Schmolz & Bickenbach AG................................    246      2,926
     Schulthess Group AG....................................    434     28,727
    #Schweiter Technologies AG..............................     80     62,976
     Schweizerische National-Versicherungs-Gesellschaft AG..    630     27,090
     St. Galler Kantonalbank AG.............................    170     95,301
     Straumann Holding AG...................................    128     33,486
     Sulzer AG..............................................  1,358    245,323
     Swisslog Holding AG.................................... 16,104     16,390
     Swissquote Group Holding SA............................    538     34,510
     Tecan Group AG.........................................    607     50,588
    *Temenos Group AG.......................................  3,482    115,828
     Valartis Group AG......................................    200      4,797
    #Valiant Holding AG.....................................    100     14,219
     Valora Holding AG......................................    224     76,484
     Verwaltungs und Privat-Bank AG.........................    150     19,850
    *Von Roll Holding AG....................................  1,435      7,471
    #Vontobel Holdings AG...................................  1,700     69,305
    #Ypsomed Holdings AG....................................    227     14,941
     Zehnder Group AG.......................................     12     37,879
     Zuger Kantonalbank AG..................................      8     51,789
                                                                    ----------
  TOTAL SWITZERLAND.........................................         5,322,321
                                                                    ----------

  UNITED KINGDOM -- (15.1%)
     A.G. Barr P.L.C........................................  2,260     52,106
     Aberdeen Asset Management P.L.C........................ 38,814    148,310
     Aegis Group P.L.C...................................... 44,036    103,185
    *Afren P.L.C............................................ 35,559     95,246
     Aga Rangemaster Group P.L.C............................  7,312     15,071
     Amlin P.L.C............................................ 10,587     74,050
     Anglo Pacific Group P.L.C..............................  9,858     52,156
     Anite P.L.C............................................  6,640      7,130
     Arena Leisure P.L.C....................................  8,000      4,050
     Ashmore Group P.L.C.................................... 17,299    108,086

                                     1179

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CONTINUED

                                                         Shares  Value++
                                                         ------  -----

        UNITED KINGDOM -- (Continued)..................
           Ashtead Group P.L.C.........................  15,391 $ 52,108
          *Assura Group, Ltd. P.L.C....................   3,461    2,718
           Aveva Group P.L.C...........................   3,072   82,264
          *Avis Europe P.L.C...........................   4,560   14,803
          *Axis-Shield P.L.C...........................   3,456   17,971
           Babcock International Group P.L.C...........  19,735  211,402
           Balfour Beatty P.L.C........................  25,323  139,059
          *Barratt Developments P.L.C..................  21,215   39,694
           BBA Aviation P.L.C..........................  33,952  123,422
           Beazley P.L.C...............................  44,533   97,697
           Bellway P.L.C...............................   5,288   62,610
           Berendsen P.L.C.............................  12,354  107,418
          *Berkeley Group Holdings P.L.C. (The)........   7,459  132,335
           Bloomsbury Publishing P.L.C.................   3,174    7,171
           Bodycote P.L.C..............................  14,936   97,310
          *Booker Group P.L.C..........................     241      242
           Bovis Homes Group P.L.C.....................   9,037   66,614
           Brammer P.L.C...............................   1,933    9,390
           Brewin Dolphin Holdings P.L.C...............  18,429   53,146
           British Polythene Industries P.L.C..........   2,000    9,678
           Britvic P.L.C...............................   9,158   62,718
          *BTG P.L.C...................................  15,817   65,798
          *Bwin.Party Digital Entertainment P.L.C......  19,294   49,442
           Cable & Wireless Communications P.L.C.......  28,748   22,324
           Carillion P.L.C.............................  33,513  219,955
           Carpetright P.L.C...........................   4,000   46,097
           Castings P.L.C..............................   4,744   22,775
           Catlin Group, Ltd. P.L.C....................  20,635  136,443
          *Centamin Egypt, Ltd.........................  45,827  100,086
           Charter International P.L.C.................   8,148  111,996
          *Chaucer Holdings P.L.C......................   3,854    3,555
           Chemring Group P.L.C........................  11,470  128,654
           Chesnara P.L.C..............................   3,745   15,911
          *Cineworld Group P.L.C.......................   4,511   16,477
          *Clarkson P.L.C..............................     317    6,688
           Close Brothers Group P.L.C..................   9,621  130,519
          *Cobham P.L.C................................  18,483   70,600
           Collins Stewart P.L.C.......................   4,982    7,046
           Communisis P.L.C............................   4,553    2,449
           Computacenter P.L.C.........................   6,654   51,165
           Consort Medical P.L.C.......................   1,360   12,968
          *Cookson Group P.L.C.........................  14,023  168,235
           Corin Group P.L.C...........................   2,986    2,890
           Cranswick P.L.C.............................   1,977   24,931
           Croda International P.L.C...................   6,477  203,504
          *CSR P.L.C...................................   8,397   52,544
           Daily Mail & General Trust P.L.C. Series A..  14,916  124,440
           Dairy Crest Group P.L.C.....................  10,341   69,423
           De La Rue P.L.C.............................   4,515   60,011
          *Debenhams P.L.C.............................  44,084   50,344
           Dechra Pharmaceuticals P.L.C................     700    5,618
           Development Securities P.L.C................   5,838   21,184
           Devro P.L.C.................................   8,000   38,264
           Dialight P.L.C..............................   2,792   36,428
           Dignity P.L.C...............................   4,072   52,127
           Diploma P.L.C...............................   7,500   46,248
          *Dixons Retail P.L.C......................... 106,128   25,598
           Domino Printing Sciences P.L.C..............   6,574   73,929
          *Drax Group P.L.C............................  14,675  108,084
           DS Smith P.L.C..............................  31,526  114,271
          *E2V Technologies P.L.C......................   6,171   13,880

                                     1180

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CONTINUED

                                                       Shares  Value++
                                                       ------  -----

          UNITED KINGDOM -- (Continued)...............
            *easyJet P.L.C............................ 11,405 $ 66,550
             Electrocomponents P.L.C.................. 25,911  120,610
             Elementis P.L.C.......................... 23,267   64,182
            *EnQuest P.L.C............................  2,771    6,470
            *Enterprise Inns P.L.C.................... 26,524   42,352
             Euromoney Institutional Investor P.L.C...  4,036   48,166
             Evolution Group P.L.C....................  7,200    8,601
             F&C Asset Management P.L.C............... 30,246   40,262
             Fenner P.L.C.............................  8,325   54,177
             Fidessa Group P.L.C......................  2,121   62,494
             Filtrona P.L.C...........................  7,745   44,560
            *Findel P.L.C............................. 40,971    4,136
             Firstgroup P.L.C......................... 19,233  104,510
             Forth Ports P.L.C........................  2,313   62,697
             French Connection Group P.L.C............  2,765    4,762
             Fuller Smith & Turner P.L.C..............  3,070   33,280
             Future P.L.C............................. 13,448    4,399
             Galliford Try P.L.C......................  2,925   20,260
             Game Group P.L.C......................... 17,436   15,473
             Games Workshop Group P.L.C...............    510    3,762
            *Gem Diamonds, Ltd........................  5,200   25,007
             Genus P.L.C..............................  3,377   56,372
             GKN P.L.C................................ 67,098  250,374
             Go-Ahead Group P.L.C.....................  2,000   47,326
             Greene King P.L.C........................ 16,409  134,467
             Greggs P.L.C.............................  6,400   55,097
             Halfords Group P.L.C.....................  9,050   59,808
             Halma P.L.C.............................. 18,397  114,896
            *Hardy Underwriting Group P.L.C...........    809    3,842
             Hargreaves Lansdown P.L.C................  6,832   73,606
             Hays P.L.C............................... 70,323  140,073
             Headlam Group P.L.C......................  3,793   19,323
             Helical Bar P.L.C........................  4,115   17,976
            *Helphire P.L.C........................... 12,077    2,708
             Henderson Group P.L.C.................... 38,295  104,042
             Henry Boot P.L.C.........................  3,595    7,330
             Heritage Oil P.L.C....................... 10,769   45,020
             Hikma Pharmaceuticals P.L.C..............  6,026   79,190
             Hill & Smith Holdings P.L.C..............  7,437   41,771
             Hiscox, Ltd. P.L.C....................... 24,784  171,052
             HMV Group P.L.C.......................... 23,197    4,171
             Hochschild Mining P.L.C..................  8,970   92,080
             Holidaybreak P.L.C.......................  2,376   10,673
             Home Retail Group P.L.C.................. 35,393  130,638
             Homeserve P.L.C.......................... 15,750  128,677
            *Howden Joinery Group P.L.C............... 31,043   58,813
             Hunting P.L.C............................  6,453   87,360
             Huntsworth P.L.C.........................  6,947    8,080
             Hyder Consulting P.L.C...................  2,034   12,361
             IG Group Holdings P.L.C.................. 23,010  180,017
            *Imagination Technologies Group P.L.C.....  3,006   25,160
             IMI P.L.C................................ 11,083  202,828
            *Inchcape P.L.C........................... 13,905   84,882
             Informa P.L.C............................ 27,716  193,388
            *Innovation Group P.L.C................... 50,130   14,486
             Intermediate Capital Group P.L.C.........  5,754   31,821
            *International Ferro Metals, Ltd..........  5,038    2,034
             International Personal Finance P.L.C..... 14,134   87,073
             Interserve P.L.C.........................  9,249   43,479
            *IP Group P.L.C........................... 25,378   21,803
             ITE Group P.L.C.......................... 10,838   46,789

                                     1181

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CONTINUED

                                                      Shares  Value++
                                                      ------  -----

           UNITED KINGDOM -- (Continued)............
              James Fisher & Sons P.L.C.............   3,436 $ 31,648
              Jardine Lloyd Thompson Group P.L.C....  10,958  129,219
             *JD Wetherspoon P.L.C..................   7,000   53,223
             *JJB Sports P.L.C......................   2,160      938
              JKX Oil & Gas P.L.C...................   6,993   35,881
              John Menzies P.L.C....................   3,000   27,232
              John Wood Group P.L.C.................  13,169  152,803
             *Johnston Press P.L.C..................  34,674    4,619
              Kcom Group P.L.C......................  15,853   16,342
              Keller Group P.L.C....................   3,959   43,627
              Kesa Electricals P.L.C................  31,742   68,517
              Kier Group P.L.C......................   3,314   73,821
             *Kofax P.L.C...........................   4,824   38,065
              Ladbrokes P.L.C.......................  55,207  140,746
              Laird P.L.C...........................  16,173   38,101
              Lancashire Holdings, Ltd. P.L.C.......   1,944   21,011
              Lavendon Group P.L.C..................   4,142    6,762
             *Liontrust Asset Management P.L.C......   2,728    3,741
              Logica P.L.C.......................... 104,847  237,533
              London Stock Exchange Group P.L.C.....   6,372   93,007
              Lookers P.L.C.........................  10,547   11,542
              Low & Bonar P.L.C.....................   7,500    7,703
              Macfarlane Group P.L.C................   6,000    2,760
              Management Consulting Group P.L.C.....  24,299   14,931
              Marshalls P.L.C.......................   7,675   15,592
              Marston's P.L.C.......................  21,386   38,791
              McBride P.L.C.........................   6,500   14,542
             *McBride P.L.C. Redeemable Shares...... 130,000      217
             *Mears Group P.L.C.....................     542    2,185
             *Mecom Group P.L.C.....................   2,232   11,623
              Meggitt P.L.C.........................  51,855  311,996
              Melrose P.L.C.........................  17,819  105,586
              Melrose Resources P.L.C...............   5,289   24,530
              Michael Page International P.L.C......  21,322  197,349
              Micro Focus International P.L.C.......   8,740   53,335
              Millennium & Copthorne Hotels P.L.C...  11,039   97,628
             *Misys P.L.C...........................  27,296  143,973
             *Mitchells & Butlers P.L.C.............   7,387   40,709
              Mitie Group P.L.C.....................  12,853   45,512
              Mondi P.L.C...........................  21,959  218,248
             *Moneysupermarket.com Group P.L.C......   3,966    6,233
              Morgan Crucible Co. P.L.C.............  10,153   52,764
              Morgan Sindall P.L.C..................   1,492   17,305
              Mothercare P.L.C......................   3,573   25,105
              Mouchel Group P.L.C...................   5,135    6,660
              N Brown Group P.L.C...................   9,038   45,866
             *National Express Group P.L.C..........  24,333  107,133
              Northern Foods P.L.C..................  23,834   28,962
             *Northgate P.L.C.......................   5,826   33,305
              Northumbrian Water Group P.L.C........  14,736   86,454
              Novae Group P.L.C.....................     465    2,952
             *Oxford Biomedica P.L.C................  36,513    3,499
              Oxford Instruments P.L.C..............   4,604   57,380
              Pace P.L.C............................   5,170   13,908
              PayPoint P.L.C........................   1,573   12,344
             *Pendragon P.L.C.......................  43,739   17,229
              Pennon Group P.L.C....................  17,426  192,497
              Persimmon P.L.C.......................  19,774  159,961
              Petropavlovsk P.L.C...................   9,472  141,930
              Photo-Me International P.L.C..........  11,000    8,254
              Pinewood Shepperton P.L.C.............   3,450   12,171

                                     1182

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CONTINUED

                                                    Shares  Value++
                                                    ------  -----

            UNITED KINGDOM -- (Continued).........
               Premier Farnell P.L.C..............  10,889 $ 51,960
              *Premier Foods P.L.C................  55,054   29,600
              *Premier Oil P.L.C..................   4,816  161,866
               Provident Financial P.L.C..........   7,567  127,546
               Psion P.L.C........................   6,000   10,181
              *Puma Brandenburg, Ltd. (B61F3J5)...  11,089      328
              *Puma Brandenburg, Ltd. (B62NCQ8)...  11,089      739
              *Punch Taverns P.L.C................  41,074   54,037
               PV Crystalox Solar P.L.C...........  11,300   10,201
               PZ Cussons P.L.C...................  14,129   77,398
              *Qinetiq P.L.C......................  31,363   63,504
               Rathbone Brothers P.L.C............   3,114   60,688
              *Redrow P.L.C.......................  11,802   25,842
               Regus P.L.C........................  52,449   98,357
               Renishaw P.L.C.....................   2,904   85,816
              *Rentokil Initial P.L.C............. 112,929  178,398
               Restaurant Group P.L.C.............   8,444   47,370
               Rightmove P.L.C....................   2,008   35,603
               RM P.L.C...........................   5,970   14,756
               Robert Wiseman Dairies P.L.C.......   1,877    9,899
               ROK P.L.C..........................  11,035       --
               Rotork P.L.C.......................   4,906  140,977
               RPC Group P.L.C....................   6,634   37,129
               RPS Group P.L.C....................   9,770   37,356
              *Salamander Energy P.L.C............   4,522   22,826
               Savills P.L.C......................   5,508   36,922
              *SDL P.L.C..........................   3,813   41,229
               Senior P.L.C.......................  14,400   36,793
               Severfield-Rowen P.L.C.............   1,808    7,451
               Shanks Group P.L.C.................  24,540   49,456
               Shore Capital Group, Ltd. P.L.C....   8,989    4,530
              *SIG P.L.C..........................  17,276   40,562
               Smiths News P.L.C..................  10,824   18,251
              *Soco International P.L.C...........  14,452   93,882
               Spectris P.L.C.....................   5,378  133,270
               Speedy Hire P.L.C..................   3,396    1,775
               Spirax-Sarco Engineering P.L.C.....   6,100  205,094
               Spirent Communications P.L.C.......  42,716  104,194
               St. Ives Group P.L.C...............   3,000    5,070
               St. James's Place P.L.C............  11,136   66,068
               St. Modwen Properties P.L.C........  17,250   49,045
               Stagecoach Group P.L.C.............  33,497  138,283
               Sthree P.L.C.......................   3,168   23,215
               Synergy Health P.L.C...............     804   11,368
               T Clarke P.L.C.....................   3,989    6,569
               TalkTalk Telecom Group P.L.C.......   3,486    8,101
              *Talvivaara Mining Co. P.L.C........     466    4,147
               Tate & Lyle P.L.C..................   7,569   75,223
              *Taylor Wimpey P.L.C................  56,097   36,658
               Ted Baker P.L.C....................   1,617   19,571
              *Telecity Group P.L.C...............     457    4,022
               Thomas Cook Group P.L.C............  14,773   42,387
               Topps Tiles P.L.C..................   5,775    7,035
               Travis Perkins P.L.C...............  12,806  230,655
              *Trinity Mirror P.L.C...............   7,569    6,138
               TT electronics P.L.C...............   6,965   20,834
               TUI Travel P.L.C...................     409    1,640
               Tullett Prebon P.L.C...............  10,034   70,713
              *UK Coal P.L.C......................  11,316    7,659
               Ultra Electronics Holdings P.L.C...   4,005  115,640
              *Unite Group P.L.C..................     732    2,632

                                     1183

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                           ------     -----

  UNITED KINGDOM -- (Continued)...........................
     United Business Media P.L.C.......................... 16,744 $   169,332
     UTV Media P.L.C......................................  2,430       5,601
    *Vectura Group P.L.C.................................. 20,878      23,282
     Victrex P.L.C........................................  3,288      80,811
     Vitec Group P.L.C. (The).............................  2,000      20,592
    *Volex Group P.L.C....................................  1,125       5,925
     WH Smith P.LC........................................  9,800      77,192
     William Hill P.L.C................................... 44,281     165,541
     Wilmington Group P.L.C...............................  6,879      17,274
     Wincanton P.L.C......................................  5,790      10,211
    *Wolfson Microelectronics P.L.C.......................  7,866      31,280
     WS Atkins P.L.C......................................  4,902      63,905
     WSP Group P.L.C......................................  4,191      25,100
     Xaar P.L.C...........................................  5,758      23,232
    *Xchanging P.L.C......................................  4,936       6,606
    #*Yell Group P.L.C.................................... 66,488       7,921
     Yule Catto & Co. P.L.C...............................  6,673      24,294
                                                                  -----------
  TOTAL UNITED KINGDOM....................................         15,763,715
                                                                  -----------
  TOTAL COMMON STOCKS.....................................         89,055,291
                                                                  -----------

  RIGHTS/WARRANTS -- (0.0%)...............................
  AUSTRALIA -- (0.0%).....................................
    #*Iron Ore Holdings, Ltd. Rights 05/10/11.............  1,451           8
                                                                  -----------

  BELGIUM -- (0.0%).......................................
    #*Agfa-Gevaert NV STRIP VVPR..........................  3,842          11
    *Deceuninck NV STRIP VVPR.............................  5,200           8
    *Elia System Operator SA NV STRIP VVPR................    248         140
    #*Nyrstar NV STRIP VVPR...............................  1,442           9
    *Tessenderlo Chemie NV STRIP VVPR.....................     72          57
    *Umicore SA Rights....................................    125           2
                                                                  -----------
  TOTAL BELGIUM...........................................                227
                                                                  -----------

  FINLAND -- (0.0%).......................................
    *Cramo Oyj Rights 04/15/11............................  1,300       4,429
                                                                  -----------

  GREECE -- (0.0%)........................................
    *Anek Lines S.A. Rights 03/18/11......................  5,508          82
                                                                  -----------

  NORWAY -- (0.0%)........................................
    *Norse Energy Corp. ASA Rights 07/02/11...............  1,055          14
                                                                  -----------

  PORTUGAL -- (0.0%)......................................
    *Banco Comercial Portugues SA Rights 05/05/11.........  8,151         278
                                                                  -----------

  SINGAPORE -- (0.0%).....................................
    *AFP Properties, Ltd. Warrants 11/18/15............... 54,000       9,044
                                                                  -----------

  SPAIN -- (0.0%).........................................
    #*Banco de Valencia SA Rights 05/09/11................  2,431         191
    *Banco Pastor SA Rights 05/12/11......................  7,840         824
    *Bankinter SA Rights 04/15/11.........................  1,312          21
                                                                  -----------
  TOTAL SPAIN.............................................              1,036
                                                                  -----------

  UNITED KINGDOM -- (0.0%)................................
    *Management Consulting Group P.L.C. Warrants 12/31/11.  1,125         277
                                                                  -----------
  TOTAL RIGHTS/WARRANTS...................................             15,395
                                                                  -----------

                                     1184

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                         Shares/
                                                                                          Face
                                                                                         Amount          Value+
                                                                                         ------          -----
                                                                                          (000)

SECURITIES LENDING COLLATERAL -- (14.5%)...............................................
(S)@DFA Short Term Investment Fund..................................................... 13,483,931 $ 13,483,931
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized
  by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,644,769)## to be
  repurchased at $1,612,524............................................................     $1,613    1,612,519
                                                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................................................              15,096,450
                                                                                                   ------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $92,731,164)....................................................................            $104,167,136
                                                                                                   ============

                                     1185

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares         Value+
                                                        ------         -----
   COMMON STOCKS -- (95.1%)
   Consumer Discretionary -- (15.5%)
      Carnival Corp................................  2,260,335 $   86,050,953
      CBS Corp. Class A............................      7,136        180,898
      CBS Corp. Class B............................  3,870,469     97,613,228
     *Clear Channel Outdoor Holdings, Inc. Class A.    168,216      2,314,652
      Comcast Corp. Class A                         11,535,742    302,697,870
      Comcast Corp. Special Class A                  3,843,964     94,369,316
     #Dillard's, Inc. Class A......................     36,224      1,739,476
     #DR Horton, Inc...............................  1,298,657     16,155,293
     #*Education Management Corp...................        478          8,862
      Foot Locker, Inc.............................    700,602     15,076,955
      Fortune Brands, Inc..........................    742,497     48,321,705
     #*GameStop Corp. Class A......................    462,200     11,869,296
      Gannett Co., Inc.............................     29,720        447,583
     *Hyatt Hotels Corp. Class A...................      7,500        332,325
     #J.C. Penney Co., Inc.........................  1,058,650     40,705,092
      Kohl's Corp..................................      7,480        394,271
     #Lennar Corp. Class A.........................    802,616     15,241,678
      Lennar Corp. Class B Voting..................      3,891         59,377
     *Liberty Media Corp. Interactive Class A......  3,585,265     62,670,432
     #*Liberty Media-Starz Corp. Series A..........    295,430     22,703,796
      Macy's, Inc..................................    148,821      3,558,310
     #*MGM Resorts International...................  2,598,118     32,892,174
     #*Mohawk Industries, Inc......................    392,417     23,560,717
     #News Corp. Class A...........................  9,024,175    160,810,799
     #News Corp. Class B...........................  3,247,295     61,373,876
     *Penn National Gaming, Inc....................    154,328      6,174,663
      Phillips-Van Heusen Corp.....................     63,872      4,497,228
     #*Pulte Group, Inc............................  1,235,184     10,042,046
     #*Royal Caribbean Cruises, Ltd................  1,043,290     41,543,808
     #*Sears Holdings Corp.........................    595,638     51,206,999
      Service Corp. International..................     74,205        873,393
     *Signet Jewelers, Ltd. ADR....................     18,531        810,731
      Stanley Black & Decker, Inc..................    201,237     14,619,868
     #Time Warner Cable, Inc.......................  2,004,056    156,576,895
     #Time Warner, Inc.............................  6,251,359    236,676,452
     #*Toll Brothers, Inc..........................    912,316     19,167,759
     #Washington Post Co. Class B..................     36,180     15,770,862
      Wendy's/Arby's Group, Inc. Class A...........    576,644      2,779,424
     #Whirlpool Corp...............................     20,640      1,778,755
     #Wyndham Worldwide Corp.......................    879,722     30,447,178
                                                               --------------
   Total Consumer Discretionary....................             1,694,114,995
                                                               --------------

   Consumer Staples -- (7.3%)......................
      Archer-Daniels-Midland Co....................  2,981,045    110,358,286
     #Bunge, Ltd...................................    436,733     32,947,138
     *Constellation Brands, Inc. Class A...........    933,566     20,902,543
     #Corn Products International, Inc.............    260,094     14,331,179
      CVS Caremark Corp............................  6,816,437    247,027,677
      J.M. Smucker Co..............................    561,176     42,127,482
      Kraft Foods, Inc. Class A....................  6,193,330    207,972,021
      Molson Coors Brewing Co. Class B.............    798,416     38,922,780
     #*Ralcorp Holdings, Inc.......................    219,022     17,039,912
     #Safeway, Inc.................................    513,146     12,474,579
     #*Smithfield Foods, Inc.......................    779,971     18,376,117
     #Tyson Foods, Inc. Class A....................  1,926,959     38,346,484
                                                               --------------
   Total Consumer Staples..........................               800,826,198
                                                               --------------

                                     1186

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       Shares         Value+
                                                       ------         -----
    Energy -- (16.6%).............................
       Anadarko Petroleum Corp....................  2,773,608 $  218,948,616
       Cabot Oil & Gas Corp.......................     14,435        812,402
       Chesapeake Energy Corp.....................  3,174,634    106,889,927
      #Chevron Corp...............................    639,240     69,958,426
       ConocoPhillips.............................  5,825,280    459,789,350
      *Denbury Resources, Inc.....................  1,002,524     22,626,967
       Devon Energy Corp..........................     53,721      4,888,611
      #Helmerich & Payne, Inc.....................    513,387     34,058,094
       Hess Corp..................................  1,453,921    124,979,049
       Marathon Oil Corp..........................  3,514,978    189,949,411
       Murphy Oil Corp............................    481,773     37,327,772
      #*Nabors Industries, Ltd....................  1,329,946     40,749,545
       National-Oilwell, Inc......................  1,945,893    149,230,534
       Noble Energy, Inc..........................    437,344     42,103,107
      #Patterson-UTI Energy, Inc..................    732,485     22,787,608
      #Pioneer Natural Resources Co...............    577,949     59,083,726
      *Plains Exploration & Production Co.........    662,929     25,217,819
      #*Pride International, Inc..................    779,980     34,248,922
       QEP Resources, Inc.........................    217,827      9,307,748
      *Rowan Cos., Inc............................    591,554     24,667,802
       Sunoco, Inc................................    612,366     26,123,534
       Teekay Corp................................     22,078        750,431
      #*Tesoro Petroleum Corp.....................    322,966      8,758,838
      #Tidewater, Inc.............................    276,715     16,467,310
      *Unit Corp..................................      5,053        318,440
      #Valero Energy Corp.........................  2,742,854     77,622,768
      *Weatherford International, Ltd.............    391,596      8,450,642
                                                              --------------
    Total Energy..................................             1,816,117,399
                                                              --------------

    Financials -- (20.3%).........................
      *Allegheny Corp.............................     19,962      6,567,636
      #*Allied World Assurance Co. Holdings, Ltd..    188,355     12,237,424
       Allstate Corp. (The).......................    364,289     12,327,540
       Alterra Capital Holdings, Ltd..............     35,444        779,059
      *American Capital, Ltd......................    209,626      2,152,859
       American Financial Group, Inc..............    689,393     24,659,588
       American National Insurance Co.............     92,565      7,321,892
      #Associated Banc-Corp.......................    313,406      4,575,728
       Assurant, Inc..............................    493,401     19,588,020
      #Assured Guaranty, Ltd......................     88,666      1,507,322
       Axis Capital Holdings, Ltd.................    613,817     21,704,569
       Bank of America Corp....................... 21,876,033    268,637,685
       Capital One Financial Corp.................  2,343,277    128,247,550
      *Citigroup, Inc............................. 78,417,143    359,934,686
       CME Group, Inc.............................    314,577     93,042,439
       CNA Financial Corp.........................  1,676,585     52,041,198
      #*E*Trade Financial Corp....................    372,036      6,041,865
      #Everest Re Group, Ltd......................    225,379     20,536,534
      *Genworth Financial, Inc. Class A...........  2,390,330     29,138,123
       Hanover Insurance Group, Inc...............    207,879      8,776,651
       Hartford Financial Services Group, Inc.....  2,160,202     62,581,052
       KeyCorp....................................  3,548,538     30,765,824
      #Legg Mason, Inc............................    721,237     26,793,955
      #Lincoln National Corp......................  1,587,360     49,573,253
       Loews Corp.................................  2,466,987    109,188,845
       Marshall & Ilsley Corp.....................  2,398,318     19,594,258
      #*MBIA, Inc.................................     51,273        529,137
       MetLife, Inc...............................  4,607,955    215,606,214
       Morgan Stanley.............................  3,042,449     79,560,041
      #*NASDAQ OMX Group, Inc. (The)..............    840,414     22,775,219
      #Old Republic International Corp............  1,432,884     18,154,640

                                     1187

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares         Value+
                                                     ------         -----
      Financials -- (Continued).................
        #PartnerRe, Ltd.........................    136,828 $   10,995,498
         People's United Financial, Inc.........     17,617        241,177
        *Popular, Inc...........................  2,230,515      7,026,122
         Protective Life Corp...................     21,172        569,739
        #Prudential Financial, Inc..............  2,197,605    139,372,109
        #Regions Financial Corp.................  5,735,171     42,096,155
        #Reinsurance Group of America, Inc......    509,512     32,252,110
        #SunTrust Banks, Inc....................  2,563,152     72,255,255
        #Transatlantic Holdings, Inc............    317,183     15,633,950
        #Travelers Cos., Inc. (The).............    729,662     46,173,011
        #Unum Group.............................  1,898,589     50,274,637
         Validus Holdings, Ltd..................    286,998      9,338,915
         Wesco Financial Corp...................     19,766      7,748,272
         White Mountains Insurance Group, Ltd...     33,498     11,975,870
        #Xl Group P.L.C.........................  1,339,810     32,718,160
        #Zions Bancorporation...................    839,514     20,526,117
                                                            --------------
      Total Financials..........................             2,214,137,903
                                                            --------------

      Health Care -- (9.5%).....................
         Aetna, Inc.............................  1,938,699     80,223,365
        #*Alere, Inc............................    268,703      9,979,629
        #*Boston Scientific Corp................  5,269,831     39,471,034
        *CareFusion Corp........................    854,180     25,087,267
         Cigna Corp.............................     21,116        988,862
        #*Community Health Systems, Inc.........    428,183     13,158,064
         Cooper Cos., Inc.......................     20,654      1,546,985
        *Coventry Health Care, Inc..............    634,603     20,478,639
        *Health Net, Inc........................     20,828        693,572
        *Hologic, Inc...........................  1,206,531     26,567,813
        *Humana, Inc............................    712,843     54,261,609
        #Omnicare, Inc..........................    602,337     18,925,429
         PerkinElmer, Inc.......................    350,185      9,899,730
         Pfizer, Inc............................ 14,482,035    303,543,454
        #Teleflex, Inc..........................     87,443      5,509,783
        *Thermo Fisher Scientific, Inc..........  1,994,284    119,637,097
         UnitedHealth Group, Inc................  2,296,880    113,075,402
         WellPoint, Inc.........................  2,580,122    198,127,568
                                                            --------------
      Total Health Care.........................             1,041,175,302
                                                            --------------

      Industrials -- (12.6%)....................
        *Aecom Technology Corp..................     28,284        771,022
        #*AGCO Corp.............................     87,378      5,031,225
        *Armstrong World Industries, Inc........     31,166      1,394,679
         Cintas Corp............................     42,020      1,304,721
         Covanta Holding Corp...................    233,457      4,008,457
         CSX Corp...............................  2,287,204    179,980,083
         General Electric Co.................... 15,225,603    311,363,581
        #*Hertz Global Holdings, Inc............  1,366,323     23,514,419
        #*Huntington Ingalls Industries, Inc....     96,919      3,876,760
        #Ingersoll-Rand P.L.C...................    679,395     34,309,448
        *Kansas City Southern...................    203,745     11,839,622
         L-3 Communications Holdings, Inc.......    221,909     17,794,883
         Norfolk Southern Corp..................  2,186,220    163,266,910
        #Northrop Grumman Corp..................  1,926,678    122,555,988
        *Owens Corning, Inc.....................    589,248     22,297,144
        #Pentair, Inc...........................    318,909     12,807,385
        *Quanta Services, Inc...................    169,657      3,678,164
        #R. R. Donnelley & Sons Co..............    572,287     10,793,333
         Republic Services, Inc.................    798,002     25,232,823
         Ryder System, Inc......................    319,005     17,066,768
         Southwest Airlines Co..................  4,316,432     50,718,076

                                     1188

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         Shares         Value+
                                                         ------         -----
  Industrials -- (Continued)........................
    *Terex Corp.....................................    420,921 $   14,639,632
     Tyco International, Ltd........................  1,149,868     56,044,566
     Union Pacific Corp.............................  2,594,778    268,481,680
    #*URS Corp......................................    375,566     16,806,578
                                                                --------------
  Total Industrials.................................             1,379,577,947
                                                                --------------

  Information Technology -- (3.2%)..................
     Activision Blizzard, Inc.......................  2,584,783     29,440,678
    #*AOL, Inc......................................    572,108     11,659,561
    *Arrow Electronics, Inc.........................    568,882     25,935,330
    #*Avnet, Inc....................................    704,412     25,584,244
     AVX Corp.......................................    289,801      4,726,654
    *Brocade Communications Systems, Inc............    829,329      5,183,306
     Computer Sciences Corp.........................    946,932     48,274,593
    *CoreLogic, Inc.................................    375,959      6,921,405
    *Corning, Inc...................................    384,652      8,054,613
    *EchoStar Corp..................................      1,525         56,547
     Fidelity National Information Services, Inc....  1,227,332     40,624,689
    *IAC/InterActiveCorp............................    662,665     23,928,833
    *Ingram Micro, Inc. Class A.....................    969,555     18,159,765
    #*MEMC Electronic Materials, Inc................    569,392      6,735,907
    *Micron Technology, Inc.........................  3,036,051     34,277,016
    *Motorola Solutions, Inc........................    276,224     12,673,157
    *Tech Data Corp.................................     18,421        978,708
    *Vishay Intertechnology, Inc....................     13,255        252,905
    *Western Digital Corp...........................    127,662      5,080,948
     Xerox Corp.....................................  3,902,021     39,371,392
    *Yahoo!, Inc....................................    150,396      2,669,529
                                                                --------------
  Total Information Technology......................               350,589,780
                                                                --------------

  Materials -- (2.9%)...............................
    #Alcoa, Inc.....................................  5,357,434     91,076,378
     Ashland, Inc...................................    375,339     23,301,045
    *Coeur d'Alene Mines Corp.......................     77,230      2,448,963
    #Cytec Industries, Inc..........................     64,426      3,780,518
     Domtar Corp....................................    199,193     18,528,933
    #Huntsman Corp..................................    217,513      4,535,146
     International Paper Co.........................  2,299,481     71,007,973
     MeadWestavco Corp..............................  1,023,001     34,464,904
     Reliance Steel & Aluminum Co...................    363,907     20,600,775
     Steel Dynamics, Inc............................    862,761     15,693,623
     Temple-Inland, Inc.............................     78,779      1,853,670
    #United States Steel Corp.......................     97,681      4,660,361
    #Vulcan Materials Co............................    561,141     25,363,573
     Westlake Chemical Corp.........................      5,489        360,353
                                                                --------------
  Total Materials...................................               317,676,215
                                                                --------------

  Telecommunication Services -- (6.0%)..............
     AT&T, Inc...................................... 12,865,019    400,359,391
    #CenturyLink, Inc...............................  1,452,902     59,249,344
    #Frontier Communications Corp...................    486,889      4,026,572
    *MetroPCS Communications, Inc...................  1,422,836     23,946,330
    #*Sprint Nextel Corp............................ 13,961,200     72,319,016
     Telephone & Data Systems, Inc..................    309,373     10,382,558
     Telephone & Data Systems, Inc. Special Shares..    251,163      7,321,401
    *United States Cellular Corp....................    265,925     13,094,147
    #Verizon Communications, Inc....................  1,599,525     60,430,054
                                                                --------------
  Total Telecommunication Services..................               651,128,813
                                                                --------------

                                     1189

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                    Shares          Value+
                                                                                                    ------          -----
Utilities -- (1.2%)...........................................................................
  *AES Corp...................................................................................   1,187,094 $    15,717,125
  #*Calpine Corp..............................................................................   1,832,320      30,691,360
  *GenOn Energy, Inc..........................................................................      61,570         241,970
  *NRG Energy, Inc............................................................................     851,034      20,595,023
   Public Service Enterprise Group, Inc.......................................................   1,751,371      56,341,605
                                                                                                           ---------------
Total Utilities...............................................................................                 123,587,083
                                                                                                           ---------------
TOTAL COMMON STOCKS...........................................................................              10,388,931,635
                                                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (0.1%)..........................................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares........................  10,178,864      10,178,864
                                                                                                           ---------------

                                                                                                 Shares/
                                                                                                  Face
                                                                                                 Amount
                                                                                               -----------
                                                                                                  (000)

SECURITIES LENDING COLLATERAL -- (4.8%).......................................................
(S)@DFA Short Term Investment Fund............................................................ 523,266,285     523,266,285
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $1,544,114 FNMA
 3.500%, 02/01/26, valued at $1,552,540) to be repurchased at $1,507,328......................      $1,507       1,507,320
                                                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                 524,773,605
                                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)........................................................................             $10,923,884,104
                                                                                                           ===============

                                     1190

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares      Value++
                                                        ------      -----

     COMMON STOCKS -- (83.0%).......................
     AUSTRALIA -- (4.8%)............................
        Alumina, Ltd................................ 2,104,308 $  5,270,257
       #Alumina, Ltd. Sponsored ADR.................   172,484    1,738,639
        Amcor, Ltd.................................. 2,193,597   16,861,284
        Amcor, Ltd. Sponsored ADR...................    77,103    2,370,917
        Asciano Group, Ltd.......................... 1,652,988    3,000,915
       #Australia & New Zealand Banking Group, Ltd.. 1,696,439   45,188,322
       #Bank of Queensland, Ltd.....................   192,358    2,081,437
        Bendigo Bank, Ltd...........................   525,607    5,394,054
       #BlueScope Steel, Ltd........................ 4,756,814    9,060,394
       #Boral, Ltd.................................. 1,516,921    8,193,203
        Caltex Australia, Ltd.......................   291,956    4,549,973
        Crown, Ltd.................................. 1,072,628    9,949,388
        CSR, Ltd....................................   968,680    3,193,423
        Downer EDI, Ltd.............................   132,490      539,357
       #Fairfax Media, Ltd.......................... 4,500,769    6,528,880
        Goodman Fielder, Ltd........................ 2,376,765    2,804,987
       #Harvey Norman Holdings, Ltd.................   991,617    2,921,299
       #Incitec Pivot, Ltd.......................... 4,149,937   17,175,423
        Insurance Australia Group, Ltd.............. 2,421,223    9,492,817
        Lend Lease Group NL.........................   773,285    7,394,724
        Macquarie Group, Ltd........................   568,086   21,962,749
       #National Australia Bank, Ltd................ 1,901,632   56,616,627
       *New Hope Corp., Ltd.........................    51,436      276,834
        OneSteel, Ltd............................... 2,331,726    5,466,200
        Origin Energy, Ltd.......................... 1,857,216   33,316,604
       #OZ Minerals, Ltd............................ 4,190,871    6,651,859
        Primary Health Care, Ltd....................    28,910      110,274
       *Qantas Airways, Ltd......................... 2,850,317    6,606,231
        Santos, Ltd................................. 1,410,263   23,436,294
        Sims Metal Management, Ltd..................   102,537    1,962,334
        Sims Metal Management, Ltd. Sponsored ADR...   124,013    2,367,408
        Sonic Healthcare, Ltd.......................   331,308    4,557,022
        Suncorp Group, Ltd.......................... 3,142,301   28,753,505
        TABCORP Holdings, Ltd....................... 1,526,918   12,799,695
        Tatts Group, Ltd............................ 2,263,131    5,764,084
        Toll Holdings, Ltd..........................    60,372      373,783
       #Washington H. Soul Pattinson & Co., Ltd.....   113,801    1,633,743
        Wesfarmers, Ltd............................. 2,539,298   93,023,189
                                                               ------------
     TOTAL AUSTRALIA................................            469,388,128
                                                               ------------

     AUSTRIA -- (0.3%)..............................
        Erste Group Bank AG.........................   342,508   17,292,296
        OMV AG......................................   286,325   13,053,715
        Voestalpine AG..............................    68,767    3,383,162
                                                               ------------
     TOTAL AUSTRIA..................................             33,729,173
                                                               ------------

     BELGIUM -- (0.8%)..............................
       #*Ageas SA................................... 1,731,886    5,250,040
        Delhaize Group SA...........................   219,305   18,974,598
       #Delhaize Group SA Sponsored ADR.............    52,900    4,541,994
       *Dexia SA....................................   488,480    1,945,557
       #*KBC Groep NV...............................   313,891   12,777,578
        Solvay SA...................................   168,640   24,314,403
       #UCB SA......................................   290,371   14,028,753
                                                               ------------
     TOTAL BELGIUM..................................             81,832,923
                                                               ------------

     CANADA -- (10.2%)..............................
        Astral Media, Inc. Class A..................    40,138    1,561,570

                                     1191

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CONTINUED

                                                                 Shares      Value++
                                                                 ------      -----

CANADA -- (Continued)........................................
  #BCE, Inc..................................................   692,027 $ 25,935,927
  #Bell Aliant, Inc..........................................   109,130    3,103,830
  #Canadian Pacific Railway, Ltd.............................   282,553   18,739,313
  #Canadian Tire Corp. Class A...............................   214,347   13,660,756
  #Canadian Utilities, Ltd. Class A..........................    82,858    4,696,586
  *CGI Group, Inc............................................   362,612    7,933,275
   Empire Co., Ltd. Class A..................................    65,500    3,717,540
  #Encana Corp............................................... 2,051,015   68,912,717
   Ensign Energy Services, Inc...............................   147,084    2,840,168
  #Fairfax Financial Holdings, Ltd...........................    54,722   22,099,325
  #Genworth MI Canada, Inc...................................    70,145    1,921,639
   George Weston, Ltd........................................   141,700   10,152,558
   Goldcorp, Inc.............................................   618,668   34,583,682
  #Husky Energy, Inc.........................................   783,918   24,524,624
   Industrial Alliance Insurance & Financial Services, Inc...   168,485    7,240,501
  #Inmet Mining Corp.........................................   128,378    9,009,459
   Intact Financial Corp.....................................   121,000    6,138,562
   Kinross Gold Corp.........................................   600,100    9,513,819
  #Loblaw Cos., Ltd..........................................   224,875    9,478,428
  *Lundin Mining Corp........................................   484,110    4,738,000
  #Magna International, Inc..................................   583,936   30,006,836
  #Manitoba Telecom Services, Inc............................    40,500    1,290,572
  #Manulife Financial Corp................................... 3,219,919   57,820,033
  #Metro, Inc. Class A.......................................   137,300    6,718,797
  #National Bank of Canada...................................   109,467    9,063,726
  #*New Gold, Inc............................................   785,571    8,825,894
  #Nexen, Inc................................................ 1,719,282   45,482,882
  #PetroBakken Energy, Ltd...................................   150,435    2,855,586
  *Petrobank Energy & Resources, Ltd.........................    96,762    2,047,429
  *Quadra FNX Mining, Ltd....................................   397,631    6,526,671
   Sears Canada, Inc.........................................    34,515      725,211
  #*Sino-Forest Corp.........................................   521,532   12,959,063
  #Sun Life Financial, Inc................................... 1,494,503   48,919,049
   Suncor Energy, Inc........................................ 2,545,871  117,344,432
   Talisman Energy, Inc...................................... 2,162,345   52,221,723
   Teck Resources, Ltd. Class A..............................     3,615      199,137
   Teck Resources, Ltd. Class B.............................. 1,303,030   70,828,973
  #Telus Corp. Non-Voting....................................   365,532   18,393,467
  #Thomson Reuters Corp...................................... 1,832,184   74,282,702
  #TransAlta Corp............................................   602,148   13,415,716
  #TransCanada Corp.......................................... 1,941,948   83,556,205
   Viterra, Inc..............................................   861,686   10,354,986
   Yamana Gold, Inc.......................................... 1,777,340   22,654,675
  #Yellow Media, Inc.........................................   113,179      569,394
                                                                        ------------
TOTAL CANADA.................................................            987,565,438
                                                                        ------------

DENMARK -- (1.3%)............................................
  #A.P. Moller - Maersk A.S..................................     3,667   37,165,375
   Carlsberg A.S. Series B...................................   288,711   34,257,007
   Danisco A.S...............................................   107,780   14,289,014
  *Danske Bank A.S........................................... 1,362,592   32,721,943
  *Jyske Bank A.S............................................   111,779    5,555,458
  #*Rockwool International A.S...............................       246       32,495
   Sydbank A.S...............................................    60,841    1,763,008
                                                                        ------------
TOTAL DENMARK................................................            125,784,300
                                                                        ------------

FINLAND -- (0.7%)............................................
  *Kesko Oyj.................................................   152,447    7,911,407
  #Neste Oil Oyj.............................................   302,274    5,720,556
  #Outokumpu Oyj.............................................   228,983    3,814,631
   Sampo Oyj.................................................   378,030   12,726,821

                                     1192

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CONTINUED

                                                              Shares      Value++
                                                              ------      -----

FINLAND -- (Continued)....................................
  #Stora Enso Oyj Series R................................ 1,304,065 $ 15,722,121
   Stora Enso Oyj Sponsored ADR...........................    91,500    1,095,255
  *UPM-Kymmene Oyj........................................ 1,166,852   23,933,637
  *UPM-Kymmene Oyj Sponsored ADR..........................    69,300    1,419,957
                                                                     ------------
TOTAL FINLAND.............................................             72,344,385
                                                                     ------------

FRANCE -- (8.3%)..........................................
  *Air France-KLM SA......................................   320,673    5,659,998
  #AXA SA................................................. 3,678,548   82,466,032
  #AXA SA Sponsored ADR...................................   140,900    3,158,978
   BNP Paribas SA.........................................   607,569   48,031,142
   Capgemini SA...........................................   259,094   15,693,596
  #Casino Guichard Perrachon SA...........................   139,152   14,641,767
   Cie de Saint-Gobain SA.................................   875,747   60,426,286
  #*Cie Generale de Geophysique - Veritas Sponsored ADR...   141,089    4,993,140
   Cie Generale des Establissements Michelin SA Series B..   222,791   22,331,280
  #Ciments Francais SA....................................    26,702    2,820,195
   CNP Assurances SA......................................   289,208    6,636,726
   Credit Agricole SA..................................... 2,709,992   45,077,952
  *European Aeronautic Defence & Space Co. SA.............    58,580    1,812,528
  #GDF Suez SA............................................ 2,720,289  111,230,825
  #Groupe Eurotunnel SA...................................   545,525    5,931,116
   Lafarge SA.............................................   505,082   35,760,983
   Lagardere SCA..........................................   243,906   10,708,917
  *Natixis SA............................................. 1,972,004   11,335,625
  *Peugeot SA.............................................   358,364   16,263,652
   PPR SA.................................................   161,317   28,841,284
  *Renault SA.............................................   500,084   30,450,598
  *Rexel SA...............................................   107,337    2,938,772
  #*Sanofi-Aventis SA ADR.................................   651,672   25,754,077
   SCOR SE................................................   199,135    6,078,949
   Societe Generale Paris SA.............................. 1,255,581   83,907,846
   STMicroelectronics NV.................................. 1,542,301   18,251,326
  #Vivendi SA............................................. 3,447,034  108,081,627
                                                                     ------------
TOTAL FRANCE..............................................            809,285,217
                                                                     ------------

GERMANY -- (8.1%).........................................
  #Allianz SE.............................................   439,353   69,027,351
  #Allianz SE Sponsored ADR............................... 2,834,240   44,639,280
   Bayerische Motoren Werke AG............................   915,762   86,217,868
   Celesio AG.............................................    69,612    1,690,907
  #*Commerzbank AG........................................ 1,163,573    7,404,343
  *Daimler AG............................................. 2,088,586  161,419,483
   Deutsche Bank AG.......................................   965,050   62,853,121
  #Deutsche Bank AG (D18190898)...........................   420,711   27,480,843
  #*Deutsche Lufthansa AG.................................   464,311   10,534,177
   Deutsche Telekom AG.................................... 2,852,483   47,140,915
  #Deutsche Telekom AG Sponsored ADR...................... 3,099,741   51,455,701
  #E.ON AG................................................ 1,598,720   54,642,935
   Fraport AG.............................................    41,329    3,300,375
   Generali Deutschland Holding AG........................    12,911    1,673,782
  #Hannover Rueckversicherung AG..........................    74,974    4,529,318
  #Heidelberger Zement AG.................................   201,967   15,443,871
   Linde AG...............................................    20,627    3,712,159
  *Merck KGaA.............................................    50,209    5,317,048
  #Munchener Rueckversicherungs-Gesellschaft AG...........   412,644   68,067,628
  #Porsche Automobil Holding SE...........................   334,085   24,148,830
   Salzgitter AG..........................................    79,216    6,211,356
   SCA Hygiene Products SE................................     3,195    1,680,521
   Suedzucker AG..........................................    54,734    1,687,385
   ThyssenKrupp AG........................................   368,208   16,928,478

                                     1193

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----

        GERMANY -- (Continued)..................
          #Volkswagen AG........................     44,125 $  7,857,757
                                                            ------------
        TOTAL GERMANY...........................             785,065,432
                                                            ------------

        GREECE -- (0.1%)........................
          #*Alpha Bank A.E......................    288,957    1,684,550
          #*EFG Eurobank Ergasias S.A...........    385,650    2,170,707
           Hellenic Petroleum S.A...............    334,517    3,563,782
          *National Bank of Greece S.A..........    208,302    1,610,709
           National Bank of Greece S.A. ADR.....    619,230      984,576
                                                            ------------
        TOTAL GREECE............................              10,014,324
                                                            ------------

        HONG KONG -- (1.4%).....................
           Cathay Pacific Airways, Ltd..........    170,000      426,109
           Cheung Kong Holdings, Ltd............     10,000      157,825
           Dah Sing Financial Holdings, Ltd.....    113,650      715,296
           Great Eagle Holdings, Ltd............    847,721    3,018,500
           Hang Lung Group, Ltd.................    477,000    3,214,274
          #Henderson Land Development Co., Ltd..  3,177,114   21,806,968
           Hong Kong & Shanghai Hotels, Ltd.....  1,321,837    2,331,713
           Hopewell Holdings, Ltd...............  1,064,169    3,217,843
           Hutchison Whampoa, Ltd...............  5,618,000   64,322,781
           Hysan Development Co., Ltd...........  1,035,259    4,840,375
          *Mongolia Energy Corp, Ltd............  1,900,000      447,780
           New World Development Co., Ltd.......  8,159,476   14,359,894
          *Orient Overseas International, Ltd...    360,500    2,764,235
           Pacific Basin Shipping, Ltd..........    301,000      186,765
          #Sino Land Co., Ltd...................    610,684    1,080,131
           Wharf Holdings, Ltd..................      7,990       58,839
          #Wheelock & Co., Ltd..................  3,482,000   14,446,681
                                                            ------------
        TOTAL HONG KONG.........................             137,396,009
                                                            ------------

        IRELAND -- (0.1%).......................
           CRH P.L.C............................    211,877    5,259,504
          #CRH P.L.C. Sponsored ADR.............    247,458    6,174,077
                                                            ------------
        TOTAL IRELAND...........................              11,433,581
                                                            ------------

        ISRAEL -- (0.4%)........................
          *Bank Hapoalim B.M....................  2,375,530   12,492,265
           Bank Leumi Le-Israel B.M.............  2,840,659   14,779,239
           Elbit Systems, Ltd...................     28,717    1,629,927
          *Israel Discount Bank, Ltd............    948,013    2,006,545
          *NICE Systems, Ltd. Sponsored ADR.....    107,741    4,108,164
           Partner Communications Co., Ltd......     95,455    1,810,236
                                                            ------------
        TOTAL ISRAEL............................              36,826,376
                                                            ------------

        ITALY -- (1.5%).........................
          #*Banca Monte Dei Paschi di Siena SpA.  5,698,737    7,721,993
           Banco Popolare Scarl.................    426,228    1,264,265
          *Finmeccanica SpA.....................    680,162    9,190,027
           Intesa Sanpaolo SpA.................. 10,123,801   33,625,792
          #Telecom Italia SpA...................  5,476,933    8,235,291
          #Telecom Italia SpA Sponsored ADR.....  1,874,500   28,173,735
           UniCredit SpA........................ 15,743,876   40,545,467
          #Unione di Banche Italiane ScpA.......  1,533,872   13,749,336
                                                            ------------
        TOTAL ITALY.............................             142,505,906
                                                            ------------

        JAPAN -- (16.1%)........................
           77 Bank, Ltd. (The)..................    737,372    3,406,225
          #AEON Co., Ltd........................  1,886,800   22,733,204
          #Aisin Seiki Co., Ltd.................    346,600   12,225,177

                                     1194

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CONTINUED

                                                     Shares     Value++
                                                     ------     -----

         JAPAN -- (Continued)....................
            Ajinomoto Co., Inc................... 1,342,000 $14,924,639
            Alfresa Holdings Corp................    85,700   3,026,273
            Amada Co., Ltd.......................   821,000   6,593,360
           #Aozora Bank, Ltd.....................   991,000   2,146,635
           #Asahi Kasei Corp.....................   890,000   6,151,904
           #Asatsu-DK, Inc.......................    32,500     852,806
            Autobacs Seven Co., Ltd..............     5,600     205,819
           #Awa Bank, Ltd. (The).................    65,600     409,873
            Bank of Kyoto, Ltd. (The)............   739,400   6,852,066
            Bank of Yokohama, Ltd. (The)......... 1,308,000   6,479,881
            Bridgestone Corp..................... 1,240,300  27,393,779
            Canon Marketing Japan, Inc...........   124,900   1,383,202
           #Casio Computer Co., Ltd..............   249,300   1,982,416
            Chiba Bank, Ltd. (The)............... 1,016,000   6,015,367
            Chugoku Bank, Ltd. (The).............   403,800   4,705,995
            Chuo Mitsui Trust Holdings, Inc...... 5,877,629  20,235,140
            Citizen Holdings Co., Ltd............   511,000   3,094,181
           #Coca-Cola West Co., Ltd..............   109,007   2,257,560
            Comsys Holdings Corp.................   151,700   1,587,411
           #Cosmo Oil Co., Ltd................... 1,212,364   4,001,907
            Credit Saison Co., Ltd...............   345,100   5,786,754
            Dai Nippon Printing Co., Ltd......... 1,815,000  21,772,708
            Daicel Chemical Industries, Ltd......   515,000   3,321,597
           #Daido Steel Co., Ltd.................   398,000   2,274,964
            Dainippon Sumitomo Pharma Co., Ltd...   374,800   3,603,995
            Daishi Bank, Ltd. (The)..............   573,932   1,810,884
            Daiwa House Industry Co., Ltd........   769,000   9,317,360
           #Daiwa Securities Group, Inc.......... 3,289,000  14,195,388
            Denso Corp...........................   367,888  12,311,908
           #*Elpida Memory, Inc..................   385,300   5,773,322
            Fuji Heavy Industries, Ltd........... 1,318,000   9,810,231
            Fuji Television Network, Inc.........     1,128   1,507,859
            FUJIFILM Holdings Corp............... 1,327,000  41,253,620
            Fujikura, Ltd........................   694,000   3,596,546
            Fukuoka Financial Group, Inc......... 1,800,000   7,479,700
            Fukuyama Transporting Co., Ltd.......    71,000     343,123
            Glory, Ltd...........................   119,600   2,626,662
            Gunma Bank, Ltd. (The)...............   921,397   4,987,508
           #H2O Retailing Corp...................   198,000   1,439,339
            Hachijuni Bank, Ltd. (The)...........   993,231   5,929,308
            Hakuhodo Dy Holdings, Inc............    39,920   2,090,358
           #Hankyu Hanshin Holdings, Inc.........   552,000   2,445,322
            Higo Bank, Ltd. (The)................   376,000   2,168,084
           #Hiroshima Bank, Ltd. (The)...........   300,000   1,311,252
            Hitachi Capital Corp.................   105,100   1,499,183
            Hitachi High-Technologies Corp.......   159,200   3,350,348
            Hitachi Transport System, Ltd........   111,000   1,542,447
            Hitachi, Ltd.........................   660,000   3,582,301
            Hitachi, Ltd. ADR....................   111,293   6,061,017
            Hokkoku Bank, Ltd. (The).............   512,409   1,732,023
           #Hokuhoku Financial Group, Inc........ 2,620,000   5,000,101
           #House Foods Corp.....................   148,300   2,427,602
            Hyakugo Bank, Ltd. (The).............   475,028   2,070,506
            Hyakujishi Bank, Ltd. (The)..........   329,000   1,228,175
            Idemitsu Kosan Co., Ltd..............    51,124   6,045,962
            Inpex Corp...........................     3,476  26,722,740
           #*Isetan Mitsukoshi Holdings, Ltd.....   882,200   8,516,391
            ITOCHU Corp.......................... 2,108,100  21,960,332
            Iyo Bank, Ltd. (The).................   548,000   4,582,799
           #J. Front Retailing Co., Ltd.......... 1,136,000   4,936,596
            Joyo Bank, Ltd. (The)................ 1,518,000   6,126,818

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CONTINUED

                                                         Shares     Value++
                                                         ------     -----

     JAPAN -- (Continued)...........................
        JS Group Corp...............................    561,100 $13,523,511
        JTEKT Corp..................................    475,200   6,172,972
        Juroku Bank, Ltd............................    400,000   1,240,206
        JX Holdings, Inc............................  5,520,533  38,879,397
        Kagoshima Bank, Ltd. (The)..................    358,143   2,408,221
       #Kajima Corp.................................  1,830,000   5,247,342
        Kamigumi Co., Ltd...........................    519,000   4,445,131
       #Kandenko Co., Ltd...........................    129,000     667,920
        Kaneka Corp.................................    653,542   4,770,078
       #Kawasaki Kisen Kaisha, Ltd..................  1,166,087   3,910,320
        Keiyo Bank, Ltd. (The)......................    418,000   2,056,358
       #Kewpie Corp.................................    131,300   1,572,741
       #Kinden Corp.................................    285,000   2,429,675
        Kobe Steel, Ltd.............................  3,785,000   9,392,385
        Kyocera Corp................................    306,200  33,784,557
        Kyocera Corp. Sponsored ADR.................     13,600   1,494,776
        Kyowa Hakko Kirin Co., Ltd..................    604,000   6,026,628
        Mabuchi Motor Co., Ltd......................     36,100   1,791,044
        Marui Group Co., Ltd........................    542,642   3,748,884
       #Maruichi Steel Tube, Ltd....................    104,400   2,598,008
        Mazda Motor Corp............................  3,005,000   6,900,348
        Medipal Holdings Corp.......................    339,800   2,826,017
        Meiji Holdings Co., Ltd.....................    144,395   6,167,108
        Mitsubishi Chemical Holdings Corp...........  2,542,500  17,216,250
        Mitsubishi Gas Chemical Co., Inc............    890,000   6,972,654
        Mitsubishi Heavy Industries, Ltd............  9,007,000  43,038,599
       #Mitsubishi Logistics Corp...................    236,000   2,610,466
        Mitsubishi Materials Corp...................  2,533,000   8,793,390
        Mitsubishi Tanabe Pharma Corp...............    623,000  10,335,289
       #Mitsubishi UFJ Financial Group, Inc......... 13,207,406  63,390,116
       #Mitsubishi UFJ Financial Group, Inc. ADR....  4,781,372  22,807,144
        Mitsui & Co., Ltd...........................    644,200  11,463,597
        Mitsui & Co., Ltd. Sponsored ADR............     11,723   4,164,596
       #Mitsui Chemicals, Inc.......................  1,861,800   6,821,521
       #Mitsui Engineering & Shipbuilding Co., Ltd..  1,025,000   2,544,963
        Mitsui Mining & Smelting Co., Ltd...........     64,030     229,235
        Mitsui O.S.K. Lines, Ltd....................    726,000   4,049,282
        Mitsumi Electric Co., Ltd...................    149,000   1,910,626
       #*Mizuho Financial Group, Inc. ADR...........    349,173   1,113,862
       #Mizuho Securities Co., Ltd..................  1,325,000   3,372,225
        MS&AD Insurance Group Holdings, Inc.........    859,353  20,124,210
        Nagase & Co., Ltd...........................    235,889   2,988,258
        Namco Bandai Holdings, Inc..................    441,300   4,873,531
        Nanto Bank, Ltd. (The)......................    323,000   1,579,974
       *NEC Corp....................................  5,425,101  11,443,119
        Nippon Express Co., Ltd.....................  1,952,238   7,778,466
        Nippon Kayaku Co., Ltd......................      6,000      57,958
        Nippon Meat Packers, Inc....................    429,536   5,950,236
        Nippon Paper Group, Inc.....................    231,700   4,655,540
        Nippon Sheet Glass Co., Ltd.................  1,171,739   3,450,328
        Nippon Shokubai Co., Ltd....................    234,000   3,071,343
        Nippon Steel Corp...........................  3,383,000  10,582,166
        Nippon Television Network Corp..............     12,380   1,760,442
        Nippon Yusen K.K............................  3,032,000  11,208,824
        Nishi-Nippon Bank, Ltd......................  1,403,569   3,975,435
        Nissan Motor Co., Ltd.......................  4,831,600  46,487,303
        Nisshin Seifun Group, Inc...................    394,500   4,938,299
       #Nisshin Steel Co., Ltd......................  1,431,000   2,856,415
        Nisshinbo Holdings, Inc.....................    305,000   3,018,991
        NKSJ Holdings, Inc..........................  1,353,000   8,720,323
        NOK Corp....................................    162,200   2,772,446

                                     1196

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CONTINUED

                                                      Shares     Value++
                                                      ------     -----

        JAPAN -- (Continued)......................
           Nomura Real Estate Holdings, Inc.......   164,700 $ 2,544,106
           NTN Corp...............................   651,000   3,126,166
          #Obayashi Corp.......................... 1,650,682   6,963,424
           Ogaki Kyoritsu Bank, Ltd. (The)........   334,000   1,071,825
           Oji Paper Co., Ltd..................... 1,997,000   8,966,431
          #Ono Pharmaceutical Co., Ltd............    92,600   4,677,963
           Onward Holdings Co., Ltd...............   278,000   2,070,954
           Panasonic Corp......................... 3,135,817  38,559,093
           Panasonic Corp. Sponsored ADR..........   302,421   3,716,754
           Rengo Co., Ltd.........................   428,000   2,562,154
           Ricoh Co., Ltd......................... 1,666,000  18,385,210
           Rohm Co., Ltd..........................   230,500  13,882,109
           San-in Godo Bank, Ltd. (The)...........   309,900   2,298,586
           Sankyo Co., Ltd........................    57,500   2,990,318
           Sapporo Hokuyo Holdings, Inc...........   529,800   2,350,165
          #SBI Holdings, Inc......................    45,820   4,939,619
          #Seiko Epson Corp.......................   296,800   5,164,517
          #Seino Holdings Co., Ltd................   295,000   2,216,047
           Sekisui Chemical Co., Ltd..............   988,000   8,289,272
           Sekisui House, Ltd..................... 1,354,000  13,125,304
           Seven & I Holdings Co., Ltd............ 1,322,700  33,287,207
          #Sharp Corp............................. 2,998,000  27,583,492
           Shiga Bank, Ltd........................   455,185   2,442,079
          #Shimizu Corp........................... 1,371,000   5,792,622
          #Shinko Electric Industries Co., Ltd....   120,300   1,235,418
           Shinsei Bank, Ltd...................... 1,642,000   1,974,626
           Shizuoka Bank, Ltd..................... 1,009,000   9,193,640
           Showa Denko K.K........................ 1,456,000   2,905,748
           Showa Shell Sekiyu K.K.................   127,500   1,391,044
          #SKY Perfect JSAT Holdings, Inc.........     3,029   1,210,445
           Sohgo Security Services Co., Ltd.......   101,300   1,162,891
           Sojitz Corp............................ 2,578,100   4,975,019
           Sony Corp..............................   768,200  21,690,495
          #Sony Corp. Sponsored ADR............... 1,801,665  51,005,136
           Sumitomo Bakelite Co., Ltd.............   347,000   2,225,394
          #Sumitomo Chemical Co., Ltd............. 2,223,000  11,821,950
          #Sumitomo Corp.......................... 3,241,900  44,721,492
           Sumitomo Electric Industries, Ltd...... 2,606,700  36,293,483
           Sumitomo Forestry Co., Ltd.............   158,000   1,384,790
           Sumitomo Heavy Industries, Ltd.........   297,000   1,958,556
           Sumitomo Mitsui Financial Group, Inc...   695,200  21,594,213
           Sumitomo Rubber Industries, Ltd........   230,300   2,609,698
           Suzuken Co., Ltd.......................   150,000   3,750,258
          #Suzuki Motor Corp......................   166,600   3,966,220
          #Taiheiyo Cement Corp................... 1,638,800   2,809,760
          #Taisei Corp............................ 2,148,703   5,033,548
          #Taisho Pharmaceutical Co., Ltd.........   285,000   6,721,227
          #Taiyo Yuden Co., Ltd...................   177,000   2,492,527
          #Takashimaya Co., Ltd...................   615,634   4,209,435
           TDK Corp...............................    45,400   2,342,409
           Teijin, Ltd............................ 1,535,450   7,358,593
           Toda Corp..............................   385,000   1,429,869
          #Tokai Rika Co., Ltd....................    94,200   1,650,635
          #Tokuyama Corp..........................   637,000   3,311,904
           Tokyo Broadcasting System, Inc.........    85,300     997,837
          #Tokyo Steel Manufacturing Co., Ltd.....   224,500   2,432,909
           Tokyo Tatemono Co., Ltd................   808,000   2,921,767
          #Toppan Printing Co., Ltd............... 1,312,000  10,312,974
           Tosoh Corp............................. 1,044,000   4,038,660
           TOTO, Ltd..............................     3,000      23,556
           Toyo Seikan Kaisha, Ltd................   346,349   5,887,977

                                     1197

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CONTINUED

                                                    Shares        Value++
                                                    ------        -----

       JAPAN -- (Continued).....................
          Toyobo Co., Ltd.......................   743,000 $    1,174,040
          Toyota Auto Body Co., Ltd.............   108,400      1,918,373
         #Toyota Motor Corp. Sponsored ADR......   551,545     43,947,106
          Toyota Tsusho Corp....................   482,400      8,043,545
          TV Asahi Corp.........................       755      1,160,072
          UNY Co., Ltd..........................   390,450      3,421,591
         #Wacoal Corp...........................   179,000      2,330,271
          Yamaguchi Financial Group, Inc........   492,148      4,445,126
          Yamaha Corp...........................   327,300      4,093,580
         #Yamato Holdings Co., Ltd..............   510,500      8,150,421
          Yamato Kogyo Co., Ltd.................    82,600      2,726,086
          Yamazaki Baking Co., Ltd..............   170,000      2,192,332
         *Yokogawa Electric Corp................   370,400      3,001,031
          Yokohama Rubber Co., Ltd..............   437,000      2,235,036
                                                           --------------
       TOTAL JAPAN..............................            1,565,279,132
                                                           --------------

       MALAYSIA -- (0.0%).......................
         *Rekapacific Berhad....................   691,000             --
                                                           --------------

       NETHERLANDS -- (3.2%)....................
         *Aegon NV.............................. 3,288,297     26,136,834
         #Akzo Nobel NV.........................   172,297     13,359,615
          APERAM NV.............................   122,341      5,150,771
          ArcelorMittal NV...................... 2,446,831     90,424,916
         *ING Groep NV.......................... 3,849,884     50,719,361
         #*ING Groep NV Sponsored ADR........... 1,273,519     16,797,716
         #Koninklijke Ahold NV..................   984,473     13,825,479
          Koninklijke DSM NV....................   443,200     30,548,403
         *Koninklijke Philips Electronics NV.... 1,939,039     57,430,601
         *Philips Electronics NV ADR............   137,395      4,051,779
                                                           --------------
       TOTAL NETHERLANDS........................              308,445,475
                                                           --------------

       NEW ZEALAND -- (0.1%)....................
          Auckland International Airport, Ltd...     1,500          2,699
         #Contact Energy, Ltd................... 1,105,671      5,334,062
                                                           --------------
       TOTAL NEW ZEALAND........................                5,336,761
                                                           --------------

       NORWAY -- (0.9%).........................
         #*Aker ASA.............................    47,313      1,443,860
         *Austevoll Seafood ASA.................     3,776         29,012
         #DnB NOR ASA Series A.................. 1,019,893     16,584,115
          Marine Harvest ASA.................... 3,830,782      5,061,012
         #Norsk Hydro ASA....................... 2,611,753     23,165,445
          Norsk Hydro ASA Sponsored ADR.........    59,900        533,709
          Orkla ASA............................. 2,700,350     27,328,613
         #*Renewable Energy Corp. ASA........... 1,281,469      4,525,572
         *Storebrand ASA........................   812,117      8,434,698
                                                           --------------
       TOTAL NORWAY.............................               87,106,036
                                                           --------------

       PORTUGAL -- (0.1%).......................
         #Banco Comercial Portugues SA.......... 3,941,284      3,144,457
         #Banco Espirito Santo SA...............   747,704      3,149,473
         #Cimpor Cimentos de Portugal SA........   141,684        978,886
         #*EDP Renovaveis SA....................   332,401      2,560,280
                                                           --------------
       TOTAL PORTUGAL...........................                9,833,096
                                                           --------------

       SINGAPORE -- (1.0%)......................
         *Allgreen Properties, Ltd..............   896,000        864,906
          CapitaLand, Ltd....................... 4,942,000     13,745,108
         #DBS Group Holdings, Ltd............... 2,060,279     25,242,488

                                     1198

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CONTINUED

                                                           Shares      Value++
                                                           ------      -----

  SINGAPORE -- (Continued)............................
     Fraser & Neave, Ltd..............................  1,620,450 $  8,307,108
     Golden Agri-Resources, Ltd....................... 13,950,000    7,598,047
    #*Neptune Orient Lines, Ltd.......................  1,079,004    1,661,998
     Oversea-Chinese Banking Corp., Ltd...............    115,656      903,184
    #Overseas Union Enterprise, Ltd...................    405,000    1,015,694
     Singapore Airlines, Ltd..........................  1,585,600   18,264,727
     Singapore Land, Ltd..............................    532,000    3,112,906
     United Industrial Corp., Ltd.....................  2,155,000    4,986,717
     UOL Group, Ltd...................................  1,376,600    5,450,267
     Venture Corp., Ltd...............................    307,000    2,422,225
     Wheelock Properties, Ltd.........................    870,000    1,323,423
                                                                  ------------
  TOTAL SINGAPORE.....................................              94,898,798
                                                                  ------------

  SPAIN -- (2.7%).....................................
    #Acciona SA.......................................    114,419   13,309,795
     Acerinox SA......................................     49,571      995,853
     Banco Bilbao Vizcaya Argentaria SA...............    330,320    4,231,249
    #Banco de Sabadell SA.............................  4,324,542   19,152,397
    #Banco Espanol de Credito SA......................    400,117    3,737,839
    #Banco Popular Espanol SA.........................  3,696,634   22,143,783
    #Banco Santander SA...............................  2,602,226   33,231,715
    #Banco Santander SA Sponsored ADR.................  1,261,600   15,643,840
     Cia Espanola de Petroleos SA.....................     15,456      645,711
     Criteria Caixacorp SA............................  2,389,809   17,628,434
    #Fomento de Construcciones y Contratas SA.........     41,871    1,422,515
     Gas Natural SDG SA...............................  1,125,597   23,144,887
     Iberdrola Renovables SA..........................  2,721,005   12,452,602
    #Iberdrola SA.....................................     81,176      752,786
     Repsol YPF SA....................................  1,083,639   38,685,102
    #Repsol YPF SA Sponsored ADR......................  1,432,181   51,157,505
                                                                  ------------
  TOTAL SPAIN.........................................             258,336,013
                                                                  ------------

  SWEDEN -- (2.1%)....................................
    #Boliden AB.......................................    148,536    3,350,284
     Holmen AB Series A...............................      6,300      244,462
     Nordea Bank AB...................................  4,013,687   45,762,056
    #Skandinaviska Enskilda Banken AB Series A........  3,019,960   29,030,609
     Skandinaviska Enskilda Banken AB Series C........     10,974      104,506
    #*SSAB AB Series A................................    507,586    9,071,359
    *SSAB AB Series B.................................    233,785    3,655,576
     Svenska Cellulosa AB.............................     57,860      883,896
    #Svenska Cellulosa AB Series B....................  1,586,671   24,324,302
     Swedbank AB Series A.............................  1,315,078   24,941,152
     Tele2 AB Series B................................    514,774   12,927,415
    *Telefonaktiebolaget LM Ericsson AB...............     44,151      669,926
    *Telefonaktiebolaget LM Ericsson AB Series A......        462        6,792
    #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.    952,162   14,472,862
    #TeliaSonera AB...................................  3,787,012   30,905,616
    *Volvo AB Series A................................    427,286    8,370,994
                                                                  ------------
  TOTAL SWEDEN........................................             208,721,807
                                                                  ------------

  SWITZERLAND -- (5.2%)...............................
    #Adecco SA........................................    351,751   25,137,851
    *Alpiq Holding AG.................................        883      355,340
     Baloise Holding AG...............................    200,163   22,153,281
     Banque Cantonale Vaudoise AG.....................      4,139    2,544,835
     Compagnie Financiere Richemont SA Series A.......    661,342   42,775,038
     Credit Suisse Group AG...........................    302,062   13,748,857
    #Credit Suisse Group AG Sponsored ADR.............    805,990   36,664,485
    #Givaudan SA......................................     14,257   15,863,691

                                     1199

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CONTINUED

                                                           Shares        Value++
                                                           ------        -----

SWITZERLAND -- (Continued)............................
  #Holcim, Ltd. AG....................................    886,165 $   77,213,358
  *Lonza Group AG.....................................     10,691        919,402
   Novartis AG ADR....................................    512,259     30,310,365
   PSP Swiss Property AG..............................     95,780      8,719,368
   St. Galler Kantonalbank AG.........................      4,446      2,492,390
   Swatch Group AG (The)..............................     13,715      6,753,751
   Swiss Life Holding AG..............................    123,557     22,559,720
   Swiss Reinsurance Co., Ltd. AG.....................  1,108,107     66,116,889
  *UBS AG.............................................  2,123,522     42,497,127
   Zurich Financial Services AG.......................    322,634     90,717,790
                                                                  --------------
TOTAL SWITZERLAND.....................................               507,543,538
                                                                  --------------

UNITED KINGDOM -- (13.6%).............................
   Anglo American P.L.C...............................      2,379        124,704
   Associated British Foods P.L.C.....................  1,497,803     25,225,207
   Aviva P.L.C........................................  7,396,866     55,357,784
  #Barclays P.L.C. Sponsored ADR......................  4,180,831     79,644,831
   BP P.L.C. Sponsored ADR............................    293,750     13,553,625
   Carnival P.L.C.....................................    658,867     26,527,823
  #Carnival P.L.C. ADR................................    241,674      9,664,543
  *easyJet P.L.C......................................    484,588      2,827,629
  #*International Consolidated Airlines Group P.L.C...  3,077,641     12,245,171
   International Power P.L.C..........................  6,483,180     35,882,744
   Investec P.L.C.....................................    458,970      3,696,178
   Kazakhmys P.L.C....................................    690,345     16,035,790
   Kingfisher P.L.C................................... 10,285,817     47,258,773
   Legal & General Group P.L.C........................  9,524,371     19,589,688
  *Lloyds Banking Group P.L.C.........................  3,393,003      3,368,752
  #*Lloyds Banking Group P.L.C. Sponsored ADR.........  2,857,128     11,285,656
   Mondi P.L.C........................................  1,450,865     14,420,005
   Old Mutual P.L.C................................... 11,290,622     26,319,667
  #Pearson P.L.C. Sponsored ADR.......................  1,734,559     33,043,349
   Resolution, Ltd. P.L.C.............................  1,689,231      8,554,343
   Rexam P.L.C........................................  4,277,874     27,957,963
  *Royal Bank of Scotland Group P.L.C................. 15,142,602     10,553,674
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.    377,000      5,259,150
   Royal Dutch Shell P.L.C. ADR.......................  3,242,203    254,059,027
  *Royal Dutch Shell P.L.C. Series B..................     29,861      1,162,456
   RSA Insurance Group P.L.C..........................  5,305,189     12,225,742
   Sainsbury (J.) P.L.C...............................  5,529,939     32,210,738
   Vodafone Group P.L.C............................... 34,976,333    101,109,152
   Vodafone Group P.L.C. Sponsored ADR................  8,335,538    242,730,867
   Whitbread P.L.C....................................      7,910        222,376
   William Morrison Supermarkets P.L.C................  8,127,143     40,095,352
  *Wolseley P.L.C.....................................    889,796     32,320,824
   WPP P.L.C..........................................  1,259,793     16,501,258
  #WPP P.L.C. Sponsored ADR...........................     30,101      1,965,294
   Xstrata P.L.C......................................  3,843,909     98,592,431
                                                                  --------------
TOTAL UNITED KINGDOM..................................             1,321,592,566
                                                                  --------------
TOTAL COMMON STOCKS...................................             8,070,264,414
                                                                  --------------

                                     1200

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CONTINUED

                                                                                                            Shares        Value++
                                                                                                            ------        -----

RIGHTS/WARRANTS -- (0.0%)..........................................................................
PORTUGAL -- (0.0%).................................................................................
  *Banco Comercial Portugues SA Rights 05/05/11....................................................      3,941,284 $      134,266
                                                                                                                   --------------
SPAIN -- (0.0%)....................................................................................
  #*Banco Popular Espanol SA Rights 04/27/11.......................................................      3,696,634        257,338
                                                                                                                   --------------
TOTAL RIGHTS/WARRANTS..............................................................................                       391,604
                                                                                                                   --------------

                                                                                                              Face
                                                                                                            Amount         Value+
                                                                                                            ------         -----
                                                                                                             (000)

TEMPORARY CASH INVESTMENTS -- (0.1%)...............................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000
    FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130.................... $        8,222      8,222,000
                                                                                                                   --------------

                                                                                                           Shares/
                                                                                                              Face
                                                                                                            Amount
                                                                                                            ------
                                                                                                             (000)

SECURITIES LENDING COLLATERAL -- (16.9%)...........................................................
(S)@DFA Short Term Investment Fund.................................................................  1,646,576,000  1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at $1,321,755..... $        1,322      1,321,751
                                                                                                                   --------------

TOTAL SECURITIES LENDING COLLATERAL................................................................                 1,647,897,751
                                                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306).............................................................................                $9,726,775,769
                                                                                                                   ==============

                                     1201

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                     Shares    Value++
                                                     ------    -----

          COMMON STOCKS -- (86.4%)...............
          Consumer Discretionary -- (19.7%)......
             Accordia Golf Co., Ltd..............     3,974 $2,563,172
             Aeon Fantasy Co., Ltd...............    57,832    664,583
             Ahresty Corp........................     2,400     17,741
            #Aichi Machine Industry Co., Ltd.....   294,000  1,049,644
            #Aigan Co., Ltd......................    61,600    333,686
             Aisan Industry Co., Ltd.............   132,800  1,249,371
            #Akebono Brake Industry Co., Ltd.....   306,800  1,612,857
             Alpen Co., Ltd......................    59,200    971,625
             Alpha Corp..........................    30,200    300,865
             Alpine Electronics, Inc.............   206,300  2,591,180
             Amiyaki Tei Co., Ltd................       235    695,096
             Amuse, Inc..........................    29,999    330,044
            #*Anrakutei Co., Ltd.................    50,000    251,249
             AOI Advertising Promotion, Inc......    39,000    198,944
             AOKI Holdings, Inc..................    97,100  1,495,831
             Aoyama Trading Co., Ltd.............   250,500  4,126,612
             Arc Land Sakamoto Co., Ltd..........     3,700     51,295
             Arnest One Corp.....................   161,700  1,503,380
            #Asahi Co., Ltd......................    35,100    724,774
            #*Asahi Tec Corp..................... 1,821,000    638,616
            #Asatsu-DK, Inc......................   120,400  3,159,317
             ASKUL Corp..........................    75,200  1,038,517
             Asti Corp...........................    46,000    123,546
            #*Atom Corp..........................   170,700    500,200
             Atsugi Co., Ltd.....................   750,000    883,115
             Autobacs Seven Co., Ltd.............   100,400  3,690,046
             Avex Group Holdings, Inc............   152,900  1,900,681
             Bals Corp...........................       147    139,680
             Belluna Co., Ltd....................     6,950     48,249
            *Best Denki Co., Ltd.................   234,500    635,638
            #Bic Camera, Inc.....................     2,106    962,915
             Bookoff Corp........................    33,200    230,392
            *Calsonic Kansei Corp................   617,000  2,514,265
            #Can Do Co., Ltd.....................       198    182,736
            *Carchs Holdings Co., Ltd............   707,200    243,223
            #*CHI Group Co., Ltd.................     8,500     24,076
             Chiyoda Co., Ltd....................   120,900  1,601,671
             Chofu Seisakusho Co., Ltd...........    88,800  2,163,996
             Chori Co., Ltd......................   658,000    861,137
             Chuo Spring Co., Ltd................   202,000    725,023
            #*Clarion Co., Ltd...................   496,000    850,779
             Cleanup Corp........................   110,600    779,797
            #Colowide Co., Ltd...................   210,950  1,170,275
             Corona Corp.........................    76,200    737,594
             Cross Plus, Inc.....................    22,000    186,263
            #Daido Metal Co., Ltd................   144,000  1,300,578
            #Daidoh, Ltd.........................   113,600  1,128,868
            #*Daiei, Inc. (The)..................   348,650  1,218,503
             Daikoku Denki Co., Ltd..............    36,900    429,674
             Daimaruenawin Co., Ltd..............       400      2,737
             Dainichi Co., Ltd...................    54,900    426,525
            #Daisyo Corp.........................    54,300    599,676
            #Daiwabo Holdings Co., Ltd...........   618,000  1,268,314
            #DCM Holdings Co., Ltd...............   327,300  2,081,932
             Descente, Ltd.......................   231,000    976,250
            #Doshisha Co., Ltd...................    54,800  1,199,519
             Doutor Nichires Holdings Co., Ltd...   140,986  1,679,474
             Dynic Corp..........................   127,000    222,906

                                     1202

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                     ------    -----

         Consumer Discretionary -- (Continued)...
           #Eagle Industry Co., Ltd..............   108,000 $1,125,900
           *Econach Holdings Co., Ltd............   102,000     40,293
           #Edion Corp...........................   300,500  2,593,204
            Exedy Corp...........................   119,700  3,824,051
           *F&A Aqua Holdings, Inc...............    60,638    536,679
            FCC Co., Ltd.........................   129,600  3,051,639
            Fine Sinter Co., Ltd.................    49,000    146,496
           #Foster Electric Co., Ltd.............    86,500  2,025,022
            France Bed Holdings Co., Ltd.........   750,000    918,713
           #F-Tech, Inc..........................    20,100    298,196
           #Fuji Co., Ltd........................    97,000  2,007,876
            Fuji Corp, Ltd.......................   102,300    429,869
           #*Fuji Kiko Co., Ltd..................   148,000    497,760
            Fuji Kyuko Co., Ltd..................   311,000  1,608,008
            Fuji Oozx, Inc.......................     6,000     26,114
           #Fujibo Holdings, Inc.................   155,000    325,308
           #Fujikura Rubber, Ltd.................    72,900    288,012
            Fujita Kanko, Inc....................   394,100  1,435,202
           #Fujitsu General, Ltd.................   285,000  1,535,848
           #Funai Electric Co., Ltd..............    67,100  2,034,744
           #Furukawa Battery Co., Ltd............    71,000    581,506
           #*Futaba Industrial Co., Ltd..........   163,800    939,043
            G-7 Holdings, Inc....................    29,200    147,548
           *Gajoen Kanko Co......................    37,000         --
            Gakken Holdings Co., Ltd.............   322,000    545,493
           #Genki Sushi Co., Ltd.................    19,200    193,280
           #GEO Co., Ltd.........................     1,330  1,540,046
            GLOBERIDE, Inc.......................   463,000    510,583
           #Goldwin, Inc.........................   175,000    482,925
            Gourmet Kineya Co., Ltd..............    67,000    387,559
           #*GSI Creos Corp......................   194,000    280,123
           #Gulliver International Co., Ltd......    19,820    796,952
            Gunze, Ltd...........................   712,000  2,579,082
           #H2O Retailing Corp...................   387,000  2,813,253
            Hakuyosha Co., Ltd...................    88,000    209,055
            Happinet Corp........................    36,100    430,446
            Haruyama Trading Co., Ltd............    47,900    231,851
           *Haseko Corp.......................... 5,356,000  3,589,532
           #Heiwa Corp...........................   154,500  2,389,096
            Hiday Hidaka Corp....................    20,800    312,137
            Hikari Tsushin, Inc..................    95,800  1,885,636
            Himaraya Co., Ltd....................    35,900    225,797
            HIS Co., Ltd.........................   101,800  2,437,991
            Hitachi Koki Co., Ltd................   200,900  1,840,240
           #Honeys Co., Ltd......................    29,000    303,198
            Horipro, Inc.........................    41,800    361,689
            Hoshizaki Electric Co., Ltd..........   126,200  2,453,283
            I Metal Technology Co., Ltd..........   142,000    347,432
           #Ichibanya Co., Ltd...................    16,100    482,036
            Ichikawa Co., Ltd....................    63,000    117,017
           #Ichikoh Industries, Ltd..............   285,000    604,770
           #Ikyu Corp............................       504    208,645
           #Imasen Electric Industrial Co., Ltd..    54,400    714,047
            Imperial Hotel, Ltd..................    10,900    269,421
           #*Impress Holdings, Inc...............   110,400    191,174
            Intage, Inc..........................    14,000    301,191
            Ishizuka Glass Co., Ltd..............   109,000    207,366
           *Izuhakone Railway Co., Ltd...........       300     19,972
            Izumi Co., Ltd.......................    60,100    860,233
           *Izutsuya Co., Ltd....................   350,000    238,927
           #*Janome Sewing Machine Co., Ltd......   242,000    219,843

                                     1203

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                           ------    -----

   Consumer Discretionary -- (Continued).................
      Japan Vilene Co., Ltd.............................. 139,000 $  655,716
      Japan Wool Textile Co., Ltd. (The)................. 310,000  2,751,835
     #*Jeans Mate Corp...................................  30,308     86,195
      Jidosha Buhin Kogyo Co., Ltd.......................  79,000    418,971
     *Joban Kosan Co., Ltd............................... 221,000    244,046
     #Joshin Denki Co., Ltd.............................. 205,000  1,985,097
      Juntendo Co., Ltd..................................  31,000     43,826
     #*JVC Kenwood Holdings, Inc......................... 439,930  2,266,484
      Kabuki-Za Co., Ltd.................................  39,000  1,712,515
     #Kadokawa Holdings, Inc.............................  88,600  2,313,963
      Kanto Auto Works, Ltd.............................. 168,000  1,092,072
     #Kappa Create Co., Ltd..............................  51,300    943,378
      Kasai Kogyo Co., Ltd............................... 118,000    595,322
      Kawai Musical Instruments Manufacturing Co., Ltd... 256,000    542,674
     #*Kawashima Selkon Textiles Co., Ltd................ 323,000    244,638
      Kayaba Industry Co., Ltd........................... 633,000  5,265,926
      Keihin Corp........................................ 151,800  2,906,548
     #Keiyo Co., Ltd..................................... 173,500    879,190
     #Kentucky Fried Chicken Japan, Ltd..................  78,000  1,953,059
     #Kimoto Co., Ltd....................................  34,600    277,639
     #*Kinki Nippon Tourist Co., Ltd..................... 153,000    161,993
     #Kinugawa Rubber Industrial Co., Ltd................ 198,000    963,699
     #Kisoji Co., Ltd....................................  85,300  1,695,173
      Koekisha Co., Ltd..................................  13,600    212,796
     #Kohnan Shoji Co., Ltd..............................  96,800  1,597,150
     #Kojima Co., Ltd.................................... 109,700    657,688
      Komatsu Seiren Co., Ltd............................ 145,000    606,577
     #Komeri Co., Ltd.................................... 122,800  3,343,402
     *Konaka Co., Ltd.................................... 102,060    465,758
     #Kourakuen Corp.....................................  16,200    212,479
     *K's Holdings Corp.................................. 156,927  4,891,112
      KU Holdings Co., Ltd...............................  68,200    316,170
     #Kura Corp..........................................  54,800    794,948
      Kurabo Industries, Ltd............................. 897,000  1,617,157
      Kuraudia Co., Ltd..................................   5,700     80,772
      Kuroganeya Co., Ltd................................  14,000     56,987
      Kyoritsu Maintenance Co., Ltd......................  46,160    664,528
      Kyoto Kimono Yuzen Co., Ltd........................  55,700    607,762
      Kyowa Leather Cloth Co., Ltd.......................  71,700    258,417
     #*Laox Co., Ltd..................................... 342,000    224,389
     #*Look, Inc......................................... 159,000    242,509
      Mamiya-Op Co., Ltd................................. 285,000    325,741
      Marche Corp........................................  23,000    187,168
      Mars Engineering Corp..............................  43,600    715,169
     #*Maruei Department Store Co., Ltd.................. 142,000    160,517
      Maruzen Co., Ltd...................................  46,000    299,847
     #*Matsuya Co., Ltd.................................. 158,400    824,385
      Matsuya Foods Co., Ltd.............................  46,900    865,661
     #Megane TOP Co., Ltd................................  46,400    459,655
      Meiko Network Japan Co., Ltd.......................  19,000    173,493
      Meiwa Estate Co., Ltd..............................   7,900     41,248
     *Meiwa Industry Co., Ltd............................  29,000     41,090
      Mikuni Corp........................................ 108,000    258,095
     *Misawa Homes Co., Ltd..............................  99,100    562,434
     #Misawa Resort Co., Ltd............................. 180,000    304,066
     *Mitsuba Corp....................................... 152,690  1,176,142
      Mitsui Home Co., Ltd............................... 155,000    780,037
     #Mizuno Corp........................................ 435,000  1,878,172
     #MOS Food Services, Inc............................. 115,300  2,119,109
      MR MAX Corp........................................ 119,000    422,112
      Murakami Corp......................................   3,000     38,066

                                     1204

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                      Shares    Value++
                                                      ------    -----

        Consumer Discretionary -- (Continued).....
           Musashi Seimitsu Industry Co., Ltd.....    83,200 $2,008,204
          #*Naigai Co., Ltd....................... 2,643,000  1,335,987
          #Nexyz Corp.............................     1,920     62,606
           Nice Holdings, Inc.....................   343,000    821,869
           Nidec Copal Corp.......................    88,700  1,034,351
          #Nidec Tosok Corp.......................   115,300  1,018,263
           Nifco, Inc.............................   187,400  4,738,275
           Nihon Tokushu Toryo Co., Ltd...........    56,000    230,192
          #*Nippon Columbia Co., Ltd..............   426,000    190,960
           Nippon Felt Co., Ltd...................    67,200    321,647
          #*Nippon Piston Ring Co., Ltd...........   277,000    624,391
           Nippon Seiki Co., Ltd..................   156,400  1,813,397
           Nishimatsuya Chain Co., Ltd............   228,400  1,932,627
           Nissan Shatai Co., Ltd.................   362,023  2,712,482
          #*Nissan Tokyo Sales Holdings Co., Ltd..   236,000    327,472
           Nissen Holdings Co., Ltd...............   181,591  1,182,705
           Nissin Kogyo Co., Ltd..................   147,700  2,484,190
           Nittan Valve Co., Ltd..................    82,800    299,250
          *Nitto Kako Co., Ltd....................    60,000     59,393
          *Noritsu Koki Co., Ltd..................    85,400    490,914
          *Omikenshi Co., Ltd.....................   127,000     96,026
           Onward Holdings Co., Ltd...............   447,000  3,329,915
           Pacific Industrial Co., Ltd............   181,000    862,282
          #Pal Co., Ltd...........................    12,550    392,499
           PanaHome Corp..........................   398,200  2,660,843
           Parco Co., Ltd.........................   268,200  2,289,891
          #Paris Miki Holdings, Inc...............   160,100  1,563,326
           PGM Holdings K.K.......................     1,863  1,036,985
          #*PIA Corp..............................    26,700    259,195
           Piolax, Inc............................    44,500  1,022,483
          #*Pioneer Electronic Corp...............   981,300  4,150,730
           Plenus Co., Ltd........................    81,200  1,238,603
           Point, Inc.............................    60,060  2,748,164
          #Press Kogyo Co., Ltd...................   396,000  1,811,432
           Resorttrust, Inc.......................   135,408  1,652,280
           Rhythm Watch Co., Ltd..................   443,000    659,766
          *Right On Co., Ltd......................    67,325    320,843
           Riken Corp.............................   362,000  1,425,802
          #Ringer Hut Co., Ltd....................    72,300    914,638
           Riso Kyoiku Co., Ltd...................     7,338    363,650
           Roland Corp............................    92,800  1,068,568
           Round One Corp.........................   266,600  1,620,700
          #Royal Holdings Co., Ltd................   135,300  1,396,389
          #Ryohin Keikaku Co., Ltd................    92,200  4,279,821
          #*Sagami Chain Co., Ltd.................    77,000    444,230
          *Sagami Co., Ltd........................   225,000    274,427
           Saizeriya Co., Ltd.....................   145,800  2,486,182
          #*Sakai Ovex Co., Ltd...................   205,000    321,016
          #Sanden Corp............................   497,000  2,353,200
           Sanei-International Co., Ltd...........     2,300     25,584
          #Sangetsu Co., Ltd......................    67,425  1,550,878
           Sankyo Seiko Co., Ltd..................    21,000     66,444
           Sanoh Industrial Co., Ltd..............   118,600    922,411
          #Sanyo Housing Nagoya Co., Ltd..........       354    323,887
          #Sanyo Shokai, Ltd......................   421,000  1,261,926
           Scroll Corp............................    77,300    270,070
          #Seiko Holdings Corp....................   410,407  1,347,841
           Seiren Co., Ltd........................   223,900  1,504,936
           Senshukai Co., Ltd.....................   165,200  1,014,726
          *Seven Seas Holdings Co., Ltd...........   654,000    226,997
          #*Shikibo, Ltd..........................   521,000    608,885

                                     1205

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                           ------    -----

   Consumer Discretionary -- (Continued)...............
      Shimachu Co., Ltd................................   161,100 $3,760,811
      Shimojima Co., Ltd...............................    12,000    139,421
     *Shinyei Kaisha...................................    96,000    151,409
     #Shiroki Corp.....................................   285,000    924,519
      Shobunsha Publications, Inc......................   340,000  2,568,216
     #Shochiku Co., Ltd................................   404,400  2,918,487
      Shoei Co., Ltd...................................     1,600     12,407
     *Showa Corp.......................................   240,000  1,562,050
     #SKY Perfect JSAT Holdings, Inc...................     7,400  2,957,179
      SNT Corp.........................................    93,800    442,679
      Soft99 Corp......................................    70,600    425,956
      Sotoh Co., Ltd...................................    49,700    490,438
      SPK Corp.........................................    16,800    257,786
      SRI Sports, Ltd..................................        49     53,378
      St. Marc Holdings Co., Ltd.......................    37,600  1,383,812
      Studio Alice Co., Ltd............................    27,000    286,137
     #Suminoe Textile Co., Ltd.........................   252,000    532,542
      Sumitomo Forestry Co., Ltd.......................   433,066  3,795,604
     #*SxL Corp........................................   493,000    436,730
     #T. RAD Co., Ltd..................................   268,000  1,124,125
     #Tac Co., Ltd.....................................    15,400     57,947
      Tachikawa Corp...................................    50,800    264,285
      Tachi-S Co., Ltd.................................   112,840  1,897,425
      Tact Home Co., Ltd...............................       201    177,057
      Taiho Kogyo Co., Ltd.............................    92,800    750,288
      Takamatsu Construction Group Co., Ltd............    90,500  1,262,566
      Taka-Q Co., Ltd..................................    48,000     86,699
      Take & Give Needs Co., Ltd.......................     1,380     96,318
     #Takihyo Co., Ltd.................................     9,000     42,881
      Tamron Co., Ltd..................................    63,700  1,403,147
     #*TASAKI & Co., Ltd...............................   597,000    465,145
     #Taya Co., Ltd....................................     5,000     38,193
     #TBK Co., Ltd.....................................    72,000    354,610
     *TDF Corp.........................................    11,000     21,864
      Teikoku Piston Ring Co., Ltd.....................   103,500    938,356
      Teikoku Sen-I Co., Ltd...........................    78,000    486,912
      Telepark Corp....................................       735  1,276,023
     *Ten Allied Co., Ltd..............................    50,000    144,107
      Tigers Polymer Corp..............................    59,000    281,632
     #Toabo Corp.......................................   130,000    101,549
      Toei Co., Ltd....................................   279,000  1,271,972
     *Tokai Kanko Co., Ltd.............................   505,999    136,422
      Tokai Rika Co., Ltd..............................    44,300    776,254
      Tokai Rubber Industries, Ltd.....................   149,000  1,813,952
     #*Tokai Senko K.K.................................   215,000    218,376
      Token Corp.......................................    20,220    862,563
     *Tokyo Dome Corp..................................   680,200  1,473,024
     #Tokyo Individualized Educational Institute, Inc..    93,100    207,010
     #Tokyo Kaikan Co., Ltd............................    12,000     45,741
      Tokyo Soir Co., Ltd..............................    49,000    109,310
      Tokyo Style Co., Ltd.............................   277,700  1,876,255
      Tokyotokeiba Co., Ltd............................   828,000  1,064,615
      Tokyu Recreation Co., Ltd........................    77,000    471,167
     #Tomy Co., Ltd....................................   297,893  2,568,426
      Topre Corp.......................................   185,700  1,530,700
     #Toridoll.corp....................................       183    212,504
      Totenko Co., Ltd.................................    57,000     90,066
      Touei Housing Corp...............................    76,040    868,496
     #Tow Co., Ltd.....................................     7,000     42,574
      Toyo Tire & Rubber Co., Ltd......................   749,000  1,831,488
      Toyobo Co., Ltd.................................. 2,970,000  4,692,999

                                     1206

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                     Shares      Value++
                                                     ------      -----

       Consumer Discretionary -- (Continued).....
          TS Tech Co., Ltd.......................   181,300 $  3,190,184
         *Tsukamoto Co., Ltd.....................    52,000       57,257
          Tsutsumi Jewelry Co., Ltd..............    49,300    1,230,097
          TV Asahi Corp..........................       269      413,324
         *TV Tokyo Holdings Corp.................     4,500       57,788
          Unipres Corp...........................   108,200    2,318,386
          United Arrows, Ltd.....................    70,200    1,166,506
         #*Unitika, Ltd.......................... 1,731,000    1,325,001
          U-Shin, Ltd............................    94,500      662,404
          Watabe Wedding Corp....................    29,500      270,437
         #Watami Food Service Co., Ltd...........   104,500    1,820,751
          Xebio Co., Ltd.........................    98,000    1,818,329
         #Yamatane Corp..........................    54,000       79,066
          Yellow Hat, Ltd........................    73,700      678,369
          Yokohama Reito Co., Ltd................   183,600    1,243,562
          Yomiuri Land Co., Ltd..................   225,000      727,413
          Yonex Co., Ltd.........................    40,000      281,115
         #Yorozu Corp............................    62,500    1,266,689
         #Yoshinoya Holdings Co., Ltd............     2,180    2,648,182
          Zenrin Co., Ltd........................   130,000    1,275,762
         #Zensho Co., Ltd........................   298,400    3,147,235
                                                            ------------
       Total Consumer Discretionary..............            333,809,878
                                                            ------------

       Consumer Staples -- (8.2%)................
         *Aeon Hokkaido Corp.....................   394,500    1,598,596
          Ahjikan Co., Ltd.......................    10,500       92,922
         #*Ain Pharmaciez, Inc...................    36,800    1,432,634
          Arcs Co., Ltd..........................    67,400    1,043,980
         #Ariake Japan Co., Ltd..................   103,700    1,751,864
          Cawachi, Ltd...........................    81,900    1,566,244
          Chubu Shiryo Co., Ltd..................    89,000      616,609
          Chuo Gyorui Co., Ltd...................    93,000      184,247
          Circle K Sunkus Co., Ltd...............   151,100    2,333,298
          Coca-Cola Central Japan Co., Ltd.......   111,200    1,513,898
          Cocokara fine, Inc.....................    59,560    1,277,148
         *Cosmos Pharmaceutical Corp.............    34,200    1,515,247
          CVS Bay Area, Inc......................    51,000       64,555
          Daikokutenbussan Co., Ltd..............     2,200       71,179
         #Dr.Ci:Labo Co., Ltd....................       532    2,253,492
          Dydo Drinco, Inc.......................    49,800    1,943,665
          Echo Trading Co., Ltd..................    11,000       96,711
         #Ensuiko Sugar Refining Co., Ltd........   102,000      259,602
          Fancl Corp.............................   152,800    2,098,753
         #*First Baking Co., Ltd.................   183,000      210,635
          Fuji Oil Co., Ltd......................   258,900    3,594,194
          Fujicco Co., Ltd.......................   116,600    1,391,189
         #*Fujiya Co., Ltd.......................   474,000      787,209
          Hagoromo Foods Corp....................    40,000      578,322
          Harashin Narus Holdings Co., Ltd.......    61,500      904,211
         #*Hayashikane Sangyo Co., Ltd...........   299,000      312,620
          Heiwado Co., Ltd.......................   152,800    1,936,922
         #Hohsui Corp............................   120,000      132,978
          Hokkaido Coca-Cola Bottling Co., Ltd...    87,000      424,815
         #Hokuto Corp............................   106,700    2,386,202
          Inageya Co., Ltd.......................   175,000    1,860,331
         #ITO EN, Ltd............................    80,800    1,434,112
          Itochu-Shokuhin Co., Ltd...............    27,400      916,537
         #Itoham Foods, Inc......................   674,800    2,678,232
          Izumiya Co., Ltd.......................   308,000    1,341,864
          J-Oil Mills, Inc.......................   477,000    1,339,831
          Kameda Seika Co., Ltd..................    70,000    1,190,735

                                     1207

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

     Consumer Staples -- (Continued).................
        Kasumi Co., Ltd..............................   203,100 $1,077,367
        Kato Sangyo Co., Ltd.........................   109,300  1,844,874
       #Key Coffee, Inc..............................    79,000  1,368,355
        Kirindo Co., Ltd.............................    28,300    146,066
       #Kose Corp....................................    62,200  1,620,872
        Kyodo Shiryo Co., Ltd........................   330,000    364,334
       #Kyokuyo Co., Ltd.............................   370,000    732,425
       #Life Corp....................................   183,400  2,631,147
        Lion Corp....................................    82,000    430,124
        Mandom Corp..................................    81,100  2,132,159
        Marudai Food Co., Ltd........................   465,000  1,476,412
       #Maruetsu, Inc. (The).........................   375,000  1,395,187
        Maruha Nichiro Holdings, Inc................. 1,719,069  2,560,524
       *Maruya Co., Ltd..............................    10,400     21,062
       #*Matsumotokiyoshi Holdings Co., Ltd..........    59,500  1,264,249
       #*Maxvalu Tohok Co., Ltd......................    18,200    129,909
        Maxvalu Tokai Co., Ltd.......................    57,900    728,355
       #Megmilk Snow Brand Co., Ltd..................   194,300  3,018,693
        Meito Sangyo Co., Ltd........................    53,600    681,474
        Mikuni Coca-Cola Bottling Co., Ltd...........   171,600  1,547,353
        Milbon Co., Ltd..............................    49,014  1,377,745
        Ministop Co., Ltd............................    70,200  1,137,047
       #Mitsui Sugar Co., Ltd........................   453,850  2,267,202
        Miyoshi Oil & Fat Co., Ltd...................   261,000    381,615
        Morinaga & Co., Ltd..........................   933,000  2,100,484
        Morinaga Milk Industry Co., Ltd..............   886,000  3,576,420
        Morishita Jinton Co., Ltd....................    47,800    172,532
        Morozoff, Ltd................................   108,000    343,106
        Nagatanien Co., Ltd..........................   115,000  1,157,833
       #Nakamuraya Co., Ltd..........................   203,000    952,154
        Nichimo Co., Ltd.............................   112,000    228,842
        Nichirei Corp................................   839,000  3,686,298
       #Nihon Chouzai Co., Ltd.......................    20,300    761,282
        Niitaka Co., Ltd.............................     7,260     82,164
        Nippon Beet Sugar Manufacturing Co., Ltd.....   543,000  1,219,479
        Nippon Flour Mills Co., Ltd..................   557,000  2,762,101
       #*Nippon Formula Feed Manufacturing Co., Ltd..   267,000    294,796
       #Nippon Suisan Kaisha, Ltd....................   936,700  2,619,617
        Nisshin Oillio Group, Ltd. (The).............   550,000  2,575,375
        Nissin Sugar Manufacturing Co., Ltd..........   149,000    333,311
        Nitto Flour Milling Co., Ltd.................    64,000    231,139
       *Noevir Holdings Co., Ltd.....................     5,900     65,172
        Oenon Holdings, Inc..........................   247,000    583,791
       #Oie Sangyo Co., Ltd..........................    20,900    199,938
        Okuwa Co., Ltd...............................   115,000  1,185,385
        Olympic Corp.................................    64,900    454,260
        Pietro Co., Ltd..............................    10,300    104,686
        Pigeon Corp..................................    69,300  2,386,365
        Poplar Co., Ltd..............................    25,760    134,467
        Prima Meat Packers, Ltd......................   671,000    898,215
       #Riken Vitamin Co., Ltd.......................    79,200  2,021,355
       #Rock Field Co., Ltd..........................    47,000    747,215
        Ryoshoku, Ltd................................    91,300  1,946,834
        S Foods, Inc.................................    73,762    594,664
        Sakata Seed Corp.............................   164,600  2,335,356
        San-A Co., Ltd...............................    20,800    807,890
       *Sapporo Holdings, Ltd........................   457,000  1,836,430
       #Shoei Foods Corp.............................    44,000    269,146
        Showa Sangyo Co., Ltd........................   524,000  1,422,169
        Sogo Medical Co., Ltd........................    23,000    740,039
        Sonton Food Industry Co., Ltd................    43,000    355,496

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----

       Consumer Staples -- (Continued).............
          Starzen Co., Ltd......................... 279,000 $    825,327
         #*Sugi Holdings Co., Ltd.................. 129,700    3,106,264
          Takara Holdings, Inc..................... 673,000    3,275,390
          Three F Co., Ltd.........................  17,700      110,517
          Tobu Store Co., Ltd...................... 212,000      639,704
          Toho Co., Ltd............................ 158,000      582,523
         #Tohto Suisan Co., Ltd.................... 120,000      196,502
         #Torigoe Co., Ltd. (The)..................  84,500      730,954
          Toyo Sugar Refining Co., Ltd............. 157,000      208,562
          Tsukiji Uoichiba Co., Ltd................  24,000       30,140
         *Tsuruha Holdings, Inc....................  60,100    2,842,956
         #*Unicafe, Inc............................  15,060       69,437
         *Unihair Co., Ltd......................... 120,250    1,159,221
          Uoriki Co., Ltd..........................     400        4,399
          Valor Co., Ltd........................... 175,400    1,870,451
          Warabeya Nichiyo Co., Ltd................  51,360      610,277
         #Yaizu Suisankagaku Industry Co., Ltd.....  41,000      372,297
          Yaoko Co., Ltd...........................  40,800    1,219,276
          Yomeishu Seizo Co., Ltd.................. 100,000      899,945
          Yonekyu Corp............................. 100,000      768,928
          Yuasa Funashoku Co., Ltd................. 112,000      270,914
         #Yukiguni Maitake Co., Ltd................ 102,556      594,665
          Yutaka Foods Corp........................   6,000      100,840
                                                            ------------
       Total Consumer Staples......................          138,145,428
                                                            ------------

       Energy -- (1.0%)............................
         *AOC Holdings, Inc........................ 154,800    1,035,219
          BP Castrol K.K...........................  66,500      273,759
         #*Fuji Kosan Co., Ltd..................... 264,000      279,788
         #Itochu Enex Co., Ltd..................... 302,200    1,639,596
          Japan Drilling Co., Ltd..................   6,600      266,690
          Japan Oil Transportation Co., Ltd........  79,000      205,432
          Kanto Natural Gas Development Co., Ltd... 155,000      942,708
         #Kyoei Tanker Co., Ltd.................... 111,000      228,212
          Mitsuuroko Co., Ltd...................... 166,300    1,116,680
         #Modec, Inc...............................  77,700    1,437,699
         #Nippon Gas Co., Ltd...................... 148,900    2,074,091
          Nippon Seiro Co., Ltd....................  64,000      258,971
          Sala Corp................................ 128,500      608,231
          San-Ai Oil Co., Ltd...................... 273,000    1,474,141
          Shinko Plantech Co., Ltd................. 164,000    1,837,515
          Sinanen Co., Ltd......................... 251,000    1,052,987
          Toa Oil Co., Ltd......................... 337,000      470,497
         #Toyo Kanetsu K.K......................... 507,000    1,213,242
                                                            ------------
       Total Energy................................           16,415,458
                                                            ------------

       Financials -- (9.2%)........................
          Aichi Bank, Ltd. (The)...................  37,700    2,254,973
          Airport Facilities Co., Ltd.............. 120,570      467,336
          Akita Bank, Ltd. (The)................... 773,400    2,283,584
          Aomori Bank, Ltd. (The).................. 794,000    2,424,917
          Asax Co., Ltd............................      17       24,940
         #Awa Bank, Ltd. (The)..................... 439,000    2,742,903
          Bank of Iwate, Ltd. (The)................  63,700    2,414,723
          Bank of Kochi, Ltd. (The)................   2,000        2,052
          Bank of Nagoya, Ltd. (The)............... 592,297    1,880,670
          Bank of Okinawa, Ltd. (The)..............  92,500    3,710,734
          Bank of Saga, Ltd. (The)................. 624,000    1,591,056
          Bank of the Ryukyus, Ltd................. 135,480    1,600,538
         #*Cedyna Financial Corp................... 589,850    1,107,456
          Century Tokyo Leasing Corp............... 254,990    4,374,982

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
                                                      Shares    Value++
                                                      ------    -----

        Financials -- (Continued).................
          *Chiba Kogyo Bank, Ltd. (The)...........   180,300 $  976,153
           Chukyo Bank, Ltd. (The)................   675,000  1,547,201
          #Daibiru Corp...........................   201,400  1,597,865
           Daiko Clearing Services Corp...........    49,700    170,634
          *Daikyo, Inc............................ 1,287,000  2,076,110
           Daisan Bank, Ltd. (The)................   621,000  1,522,209
           Daishi Bank, Ltd. (The)................   924,000  2,915,427
           Daito Bank, Ltd. (The).................   485,000    304,922
           Ehime Bank, Ltd. (The).................   641,000  1,809,577
           Eighteenth Bank, Ltd. (The)............   689,000  1,870,238
          *FIDEA Holdings Co., Ltd................   215,600    554,277
           Fukui Bank, Ltd. (The).................   873,000  2,641,773
           Fukushima Bank, Ltd....................   836,000    465,072
           Fuyo General Lease Co., Ltd............    84,500  2,647,137
           Goldcrest Co., Ltd.....................    69,400  1,156,493
          *Heiwa Real Estate Co., Ltd.............   288,000    646,133
           Higashi-Nippon Bank, Ltd...............   659,000  1,337,881
           Higo Bank, Ltd. (The)..................   577,000  3,327,087
           Hitachi Capital Corp...................     4,500     64,190
           Hokkoku Bank, Ltd. (The)...............   908,000  3,069,183
           Hokuetsu Bank, Ltd. (The)..............   920,000  1,979,420
          #*Hulic Co., Ltd........................    66,300    554,323
           Hyakugo Bank, Ltd. (The)...............   885,609  3,860,107
           Hyakujishi Bank, Ltd. (The)............   833,000  3,109,636
           IBJ Leasing Co., Ltd...................    85,800  2,117,523
           Ichiyoshi Securities Co., Ltd..........   165,800  1,035,818
           Iida Home Max Co., Ltd.................    63,800    549,916
           Iwai Cosmo Holdings, Inc...............     9,100     46,109
          #*Japan Asia Investment Co., Ltd........   191,000    219,031
           Juroku Bank, Ltd.......................   867,000  2,688,146
          #kabu.com Securities Co., Ltd...........   313,300    996,464
           Kagoshima Bank, Ltd. (The).............   404,000  2,716,572
           Keihanshin Real Estate Co., Ltd........    18,800     96,928
           Keiyo Bank, Ltd. (The).................   232,000  1,141,328
          #*Kenedix, Inc..........................     9,531  1,741,467
           Kirayaka Bank, Ltd.....................    98,000     84,826
           Kita-Nippon Bank, Ltd. (The)...........    29,706    676,833
           Kiyo Holdings, Inc..................... 2,526,900  3,596,475
           Kobayashi Yoko Co., Ltd................   234,700    569,067
          #*Kosei Securities Co., Ltd.............   285,000    254,350
          *Kyokuto Securities Co., Ltd............    58,400    380,914
          #*Leopalace21 Corp......................   420,685    596,802
           Marusan Securities Co., Ltd............   280,800  1,177,612
          #*Matsui Securities Co., Ltd............   429,400  2,116,638
           Michinoku Bank, Ltd. (The).............   524,000    930,894
           Mie Bank, Ltd. (The)...................    76,000    198,298
           Minato Bank, Ltd. (The)................ 1,063,000  1,981,157
           Mito Securities Co., Ltd...............   254,000    372,248
           Miyazaki Bank, Ltd. (The)..............   582,000  1,318,642
          #*Mizuho Investors Securities Co., Ltd.. 1,650,500  1,578,844
          #Monex Group, Inc.......................     7,698  1,533,308
           Musashino Bank, Ltd....................   127,700  4,044,141
           Nagano Bank, Ltd. (The)................   314,000    662,124
           Nanto Bank, Ltd. (The).................   243,000  1,188,649
          *New Real Property K.K..................    43,900         --
          #*NIS Group Co., Ltd.................... 1,015,125     87,345
          #Nisshin Fudosan Co., Ltd...............    95,000    508,638
           Ogaki Kyoritsu Bank, Ltd. (The)........ 1,077,000  3,456,154
           Oita Bank, Ltd. (The)..................   676,900  2,155,455
           Okasan Securities Group, Inc...........   795,000  2,851,948
           Ricoh Leasing Co., Ltd.................    78,500  1,759,151

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
                                                       Shares      Value++
                                                       ------      -----

      Financials -- (Continued)......................
         San-in Godo Bank, Ltd. (The)................ 547,000 $  4,057,201
         Sankei Building Co., Ltd.................... 173,500      988,943
         Shiga Bank, Ltd............................. 140,000      751,103
         Shikoku Bank, Ltd........................... 793,000    2,378,779
        #Shimizu Bank, Ltd...........................  33,900    1,360,120
         Sumitomo Real Estate Sales Co., Ltd.........  35,550    1,446,791
        *Sun Frontier Fudousan Co., Ltd..............     208       22,399
        #*Taiko Bank, Ltd. (The).....................   7,000       20,763
        #*Takagi Securities Co., Ltd................. 206,000      223,471
         TOC Co., Ltd................................ 435,250    1,781,312
         Tochigi Bank, Ltd........................... 443,000    1,799,916
         Toho Bank, Ltd.............................. 899,200    2,215,281
         Toho Real Estate Co., Ltd................... 140,700      787,070
         Tohoku Bank, Ltd. (The)..................... 389,000      569,218
         Tokai Tokyo Financial Holdings, Inc......... 997,000    2,988,187
         Tokyo Rakutenchi Co., Ltd................... 218,000      721,686
         Tokyo Tatemono Co., Ltd..................... 910,000    3,290,604
         Tokyo Tatemono Real Estate Sales Co., Ltd...   7,000       22,091
        #Tokyo Theatres Co, Inc...................... 290,000      383,457
        #*Tokyo Tomin Bank, Ltd...................... 127,000    1,698,031
        #Tokyu Livable, Inc.......................... 103,200      876,052
         Tomato Bank, Ltd............................ 397,000      750,511
         TOMONY Holdings, Inc........................ 601,450    2,120,285
         Tosei Corp..................................      99       30,456
         Tottori Bank, Ltd........................... 328,000      665,790
         Towa Bank, Ltd.............................. 951,000    1,149,221
         Toyo Securities Co., Ltd.................... 327,000      492,591
        *Tsukuba Bank, Ltd........................... 208,400      604,963
        *Yachiyo Bank, Ltd. (The)....................  23,300      711,258
         Yamagata Bank, Ltd.......................... 619,500    3,021,723
         Yamanashi Chuo Bank, Ltd.................... 611,000    2,724,616
                                                              ------------
      Total Financials...............................          155,167,616
                                                              ------------

      Health Care -- (3.8%)..........................
        #As One Corp.................................  71,668    1,445,862
        *Asia Alliance Holdings Co., Ltd............. 368,100       50,170
         ASKA Pharmaceutical Co., Ltd................ 101,000      837,446
         BML, Inc....................................  41,500    1,181,434
         CMIC Co., Ltd...............................  17,000      291,468
         Create Medic Co., Ltd.......................  28,000      276,102
         Eiken Chemical Co., Ltd.....................  74,800      938,141
        #EPS Co., Ltd................................     158      362,341
         FALCO SD HOLDINGS Co., Ltd..................  34,300      292,987
         Fuso Pharmaceutical Industries, Ltd......... 320,000      905,742
         Hitachi Medical Corp........................  85,000    1,131,998
         Hogy Medical Co., Ltd.......................  49,000    2,023,767
         Iwaki & Co., Ltd............................  55,000      130,177
         Japan Medical Dynamic Marketing, Inc........  44,900      111,993
         Jeol, Ltd................................... 273,000      750,561
         JMS Co., Ltd................................ 126,000      413,939
         Kaken Pharmaceutical Co., Ltd............... 353,000    4,579,538
         Kawanishi Holdings, Ltd.....................   7,400       72,586
         Kawasumi Laboratories, Inc..................  45,000      302,667
        #Kissei Pharmaceutical Co., Ltd.............. 106,300    2,006,933
         KYORIN Holdings, Inc........................ 205,000    3,660,079
        #M3, Inc.....................................     448    2,911,762
        #Mochida Pharmaceutical Co., Ltd............. 281,000    3,125,261
         Nagaileben Co., Ltd.........................   8,100      216,805
        #Nichii Gakkan Co............................ 227,100    1,786,884
         Nihon Kohden Corp........................... 159,200    3,380,985
         Nikkiso Co., Ltd............................ 250,000    2,076,164

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
                                                       Shares     Value++
                                                       ------     -----

      Health Care -- (Continued).....................
        #Nippon Chemiphar Co., Ltd................... 131,000 $   414,805
         Nippon Shinyaku Co., Ltd.................... 239,000   3,117,409
        #Nipro Corp.................................. 189,900   3,872,841
         Nissui Pharmaceutical Co., Ltd..............  64,200     522,590
         Paramount Bed Co., Ltd......................  82,000   2,223,483
         Rion Co., Ltd...............................   5,000      34,538
         Rohto Pharmaceutical Co., Ltd............... 339,000   3,447,231
        #Sawai Pharmaceutical Co., Ltd...............  53,400   4,791,485
         Seikagaku Corp.............................. 179,800   2,084,682
        #Shin Nippon Biomedical Laboratories, Ltd....  24,700      99,515
         Ship Healthcare Holdings, Inc............... 104,100   1,352,022
        #Toho Holdings Co., Ltd...................... 150,000   1,547,195
         Torii Pharmaceutical Co., Ltd...............  65,200   1,338,380
        #Towa Pharmaceutical Co., Ltd................  42,300   2,205,390
        #Vital KSK Holdings, Inc..................... 150,600   1,266,459
        #Wakamoto Pharmaceutical Co., Ltd............ 100,000     302,651
        #ZERIA Pharmaceutical Co., Ltd............... 109,000   1,319,417
                                                              -----------
      Total Health Care..............................          65,203,885
                                                              -----------

      Industrials -- (23.7%).........................
        #*A&A Material Corp.......................... 235,000     274,332
        *A&D Co., Ltd................................   6,900      21,768
         Advan Co., Ltd..............................  98,600     837,010
        #*Advanex, Inc...............................  73,000      75,185
         Aeon Delight Co., Ltd.......................  85,600   1,640,784
         Aica Kogyo Co., Ltd......................... 244,300   3,233,303
         Aichi Corp.................................. 132,000     632,870
         Aida Engineering, Ltd....................... 273,600   1,199,398
         Airtech Japan, Ltd..........................  18,300      88,736
         Alps Logistics Co., Ltd.....................  50,700     512,849
        #Altech Co., Ltd.............................  23,000      83,357
         Altech Corp.................................  37,150     280,295
         Amano Corp.................................. 281,000   2,608,129
         Ando Corp................................... 257,000     328,760
         Anest Iwata Corp............................ 149,000     671,399
        #Asahi Diamond Industrial Co., Ltd........... 241,000   5,013,117
         Asahi Holdings, Inc......................... 115,950   2,402,559
         Asahi Kogyosha Co., Ltd.....................  99,000     431,605
        #*Asanuma Corp............................... 866,000     948,913
         Asia Air Survey Co., Ltd....................  32,000     105,711
         Asunaro Aoki Construction Co., Ltd.......... 161,000     835,131
         Ataka Construction & Engineering Co., Ltd...  60,000     222,530
         Bando Chemical Industries, Ltd.............. 348,000   1,466,584
         Benefit One, Inc............................       3       2,017
         Biken Techno Corp...........................  14,100      70,293
         Bunka Shutter Co., Ltd...................... 227,000     618,801
        *C&I Holdings Co., Ltd....................... 358,400       8,932
         Central Glass Co., Ltd...................... 714,000   2,822,502
         Central Security Patrols Co., Ltd...........  43,700     420,889
         Chiyoda Integre Co., Ltd....................   3,700      49,837
         Chudenko Corp............................... 130,500   1,608,834
        #Chugai Ro Co., Ltd.......................... 340,000   1,452,465
         CKD Corp.................................... 241,400   2,189,540
         Comsys Holdings Corp........................ 260,200   2,722,771
        #Cosel Co., Ltd.............................. 108,800   1,715,938
         CTI Engineering Co., Ltd....................  44,000     319,578
         Dai-Dan Co., Ltd............................ 156,000     906,369
         Daido Kogyo Co., Ltd........................ 145,000     280,371
         Daifuku Co., Ltd............................ 328,000   2,225,424
         Daihen Corp................................. 448,000   1,797,701
        *Daiho Corp.................................. 846,000   1,212,882

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
                                                          Shares    Value++
                                                          ------    -----

    Industrials -- (Continued)........................
      #*Daiichi Chuo K.K..............................   475,000 $  927,511
       Daiichi Jitsugyo Co., Ltd......................   188,000    758,236
      #Daiseki Co., Ltd...............................   143,463  3,045,061
      *Daisue Construction Co., Ltd...................   271,500    205,970
       Daiwa Industries, Ltd..........................   178,000    894,870
       Daiwa Odakyu Construction Co., Ltd.............    63,500    168,424
      #*Danto Holdings Corp...........................   441,000    597,358
      #Denyo Co., Ltd.................................    85,100  1,168,182
      *Dijet Industrial Co., Ltd......................    80,000    123,557
       DMW Corp.......................................     4,800     90,050
      *Dream Incubator, Inc...........................       168    126,612
       Duskin Co., Ltd................................   211,600  4,268,817
      #*Enshu, Ltd....................................   142,000    172,468
       Freesia Macross Corp........................... 1,355,000    301,346
      *Fujisash Co., Ltd..............................    49,300     40,477
       Fujitec Co., Ltd...............................   319,000  1,634,563
      #Fukuda Corp....................................   639,000  1,929,346
       Fukusima Industries Corp.......................    29,700    346,777
      #Fukuyama Transporting Co., Ltd.................   579,400  2,800,075
       Funai Consulting, Inc..........................    99,300    624,015
      *Furukawa Co., Ltd.............................. 1,391,000  1,556,885
      #Furusato Industries, Ltd.......................    50,600    382,127
       Futaba Corp....................................   154,300  2,876,066
       Gecoss Corp....................................   112,400    545,783
       Glory, Ltd.....................................    39,300    863,109
      #Hamai Co., Ltd.................................    92,000    149,439
      #Hanwa Co., Ltd.................................   764,000  3,265,621
      *Hazama Corp....................................   285,800    389,518
       Hibiya Engineering, Ltd........................   125,900  1,179,500
      *Hisaka Works, Ltd..............................     4,000     45,212
       Hitachi Cable, Ltd.............................   699,000  1,673,678
       Hitachi Metals Techno, Ltd.....................    56,500    284,026
       Hitachi Tool Engineering, Ltd..................    94,000    953,809
       Hitachi Transport System, Ltd..................   104,300  1,449,345
      #Hitachi Zosen Corp............................. 2,937,500  4,289,823
      #Hokuetsu Industries Co., Ltd...................    85,000    249,122
       Hokuriku Electrical Construction Co., Ltd......    56,000    163,367
       Hosokawa Micron Corp...........................   140,000    585,504
      #*Howa Machinery, Ltd...........................   379,000    387,953
      #Ichiken Co., Ltd...............................    87,000    120,148
       Ichinen Holdings Co., Ltd......................    71,100    337,295
      #Idec Corp......................................   137,000  1,403,796
       IHI Transport Machinery Co., Ltd...............    73,000    348,169
      #Iino Kaiun Kaisha, Ltd.........................   354,300  1,685,337
       Inaba Denki Sangyo Co., Ltd....................    86,300  2,276,864
       Inaba Seisakusho Co., Ltd......................    58,800    616,422
       Inabata & Co., Ltd.............................   205,700  1,181,568
      #Inui Steamship Co., Ltd........................    86,600    475,524
      #Iseki & Co., Ltd...............................   718,000  1,626,545
      #Ishii Iron Works Co., Ltd......................   110,000    261,299
      #*Ishikawa Seisakusho, Ltd......................   101,000     85,939
       Ishikawajima Construction Materials Co., Ltd...   202,000    332,393
       Itoki Corp.....................................   174,200    407,053
      #Iwatani International Corp.....................   887,000  2,927,094
      #Jalux, Inc.....................................    40,800    344,324
      *Jamco Corp.....................................    80,000    481,260
      #Japan Airport Terminal Co., Ltd................   145,600  1,883,225
      #Japan Foundation Engineering Co., Ltd..........    95,600    356,201
       Japan Kenzai Co., Ltd..........................    92,540    507,340
       Japan Pulp & Paper Co., Ltd....................   464,000  1,677,373
       Japan Transcity Corp...........................   231,000    741,083

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

    Industrials -- (Continued)........................
       JFE Shoji Holdings, Inc........................   411,000 $1,812,894
      #*Juki Corp.....................................    28,000     70,377
       Kamei Corp.....................................   118,000    474,312
       Kanaden Corp...................................   116,000    689,789
       Kanagawa Chuo Kotsu Co., Ltd...................   192,000    954,779
      #Kanamoto Co., Ltd..............................   112,000    830,091
      #Kandenko Co., Ltd..............................   384,000  1,988,227
      *Kanematsu Corp................................. 1,526,625  1,517,090
      #*Kanematsu-NNK Corp............................   113,000    243,478
       Katakura Industries Co., Ltd...................   115,100  1,147,144
       Kato Works Co., Ltd............................   197,000    554,118
       KAWADA Technologies, Inc.......................   102,900  1,949,754
       Kawagishi Bridge Works Co., Ltd................    38,000    122,823
       Kawasaki Kinkai Kisen Kaisha, Ltd..............    99,000    326,933
       Keihin Co., Ltd. (The).........................   199,000    227,797
      #Kimura Chemical Plants Co., Ltd................    59,400    350,487
       Kinki Sharyo Co., Ltd..........................   185,000    763,296
       Kintetsu World Express, Inc....................    79,000  2,668,694
       Kitagawa Iron Works Co., Ltd...................   335,000    610,274
       Kitano Construction Corp.......................   242,000    582,921
       Kitazawa Sangyo Co., Ltd.......................    54,500    101,123
      #Kitz Corp......................................   416,800  2,171,431
       Kodensha Co., Ltd. (The).......................    25,000     59,075
       Koike Sanso Kogyo Co., Ltd.....................   149,000    418,332
      #*Koito Industries, Ltd.........................   102,000    140,141
       Kokuyo Co., Ltd................................   298,925  2,210,756
      #Komai Tekko, Inc...............................   109,000    362,037
       Komatsu Wall Industry Co., Ltd.................    32,900    324,531
       Komori Corp....................................   190,600  1,814,220
       Kondotec, Inc..................................    40,500    387,463
      #*Kosaido Co., Ltd..............................   356,100  1,044,655
       KRS Corp.......................................    37,200    391,600
      *Kumagai Gumi Co., Ltd..........................   583,800    642,294
       Kuroda Electric Co., Ltd.......................   115,400  1,285,933
       Kyodo Printing Co., Ltd........................   325,000    669,014
      #Kyoei Sangyo Co., Ltd..........................    97,000    179,016
       Kyokuto Boeki Kaisha, Ltd......................    58,000    112,596
       Kyokuto Kaihatsu Kogyo Co., Ltd................   146,400    737,151
      #Kyosan Electric Manufacturing Co., Ltd.........   225,000  1,280,165
      #Kyowa Exeo Corp................................   322,000  3,387,862
       Kyudenko Corp..................................   204,000  1,213,584
      *Lonseal Corp...................................   116,000    160,088
       Maeda Corp.....................................   613,000  1,862,946
       Maeda Road Construction Co., Ltd...............   289,000  2,742,719
      *Maezawa Industries, Inc........................    35,700    127,923
       Maezawa Kasei Industries Co., Ltd..............    50,700    512,089
       Maezawa Kyuso Industries Co., Ltd..............    50,400    668,488
      #*Makino Milling Machine Co., Ltd...............   388,000  3,647,468
      *Marubeni Construction Material Lease Co., Ltd..    75,000    151,828
       Maruka Machinery Co., Ltd......................    28,100    213,541
       Maruwn Corp....................................    66,000    167,950
       Maruyama Manufacturing Co, Inc.................   150,000    299,578
       Maruzen Showa Unyu Co., Ltd....................   306,000    972,747
      #Matsuda Sangyo Co., Ltd........................    80,682  1,243,154
       Matsui Construction Co., Ltd...................    98,600    399,626
       Max Co., Ltd...................................   189,000  2,336,864
      #Meidensha Corp.................................   773,050  3,311,257
       Meiji Shipping Co., Ltd........................   105,700    352,494
      #Meitec Corp....................................   137,300  2,659,929
       Meito Transportation Co., Ltd..................    22,000    163,063
       Meiwa Trading Co., Ltd.........................   140,000    457,883

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CONTINUED

                                                       Shares    Value++
                                                       ------    -----

       Industrials -- (Continued)..................
          Mesco, Inc...............................    30,000 $  245,350
          Mirait Holdings Corp.....................   274,685  2,076,579
          Mitani Corp..............................    52,600    866,245
          Mitsubishi Kakoki Kaisha, Ltd............   229,000    546,288
          Mitsubishi Pencil Co., Ltd...............   104,500  1,862,598
          Mitsuboshi Belting, Ltd..................   287,000  1,354,223
         #Mitsui Matsushima Co., Ltd...............   338,000    772,959
          Mitsui-Soko Co., Ltd.....................   485,000  1,799,316
          Mitsumura Printing Co., Ltd..............    93,000    273,379
         #Miura Co., Ltd...........................   137,600  3,909,526
         *Miura Printing Corp......................    19,000     24,127
         #*Miyaji Engineering Group, Inc........... 1,395,175  1,922,254
         #*Miyakoshi Corp..........................    45,000    147,857
         *Mori Denki Mfg. Co., Ltd.................   625,000    124,347
         #Mori Seiki Co., Ltd......................   381,900  4,898,750
          Morita Holdings Corp.....................   156,000    981,411
          Moshi Moshi Hotline, Inc.................   108,650  1,993,294
          Mystar Engineering Corp..................    15,600     69,973
         #Nac Co., Ltd.............................    25,400    437,133
         #Nachi-Fujikoshi Corp.....................   663,000  3,704,420
          Naikai Zosen Corp........................    73,000    330,059
          Nakano Corp..............................    98,000    232,580
          Narasaki Sangyo Co., Ltd.................    56,000    106,420
          NEC Capital Solutions, Ltd...............    45,100    670,090
          NEC Networks & System Integration Corp...   109,600  1,432,089
          New Tachikawa Aircraft Co., Ltd..........     9,900    498,943
          Nichias Corp.............................   436,000  2,652,863
          Nichiban Co., Ltd........................   122,000    414,655
          Nichiden Corp............................     2,600     77,132
          Nichiha Corp.............................    98,380    852,352
          Nichireki Co., Ltd.......................    96,000    473,221
          Nihon M&A Center, Inc....................        48    255,594
          Nikko Co., Ltd...........................   127,000    538,469
          Nippo Corp...............................   256,000  2,060,734
          Nippon Carbon Co., Ltd...................   421,000    980,564
         #Nippon Conveyor Co., Ltd.................   168,000    175,798
          Nippon Densetsu Kogyo Co., Ltd...........   191,000  1,836,484
          Nippon Denwa Shisetu Co., Ltd............   203,000    620,237
          Nippon Filcon Co., Ltd...................    70,900    340,226
          Nippon Hume Corp.........................    91,000    400,011
         #Nippon Jogesuido Sekkei Co., Ltd.........       289    438,212
          Nippon Kanzai Co., Ltd...................    43,000    718,865
          Nippon Koei Co., Ltd.....................   272,000    981,326
          Nippon Konpo Unyu Soko Co., Ltd..........   261,000  2,802,348
          Nippon Road Co., Ltd. (The)..............    20,000     58,644
          Nippon Seisen Co., Ltd...................   103,000    543,617
         #Nippon Sharyo, Ltd.......................   260,000  1,140,778
          Nippon Shindo Co., Ltd...................     8,000     15,289
         #Nippon Signal Co., Ltd...................   218,600  1,707,872
         #Nippon Steel Trading Co., Ltd............   294,000    843,523
         #Nippon Thompson Co., Ltd.................   270,000  2,009,658
         #Nippon Tungsten Co., Ltd.................    80,000    277,123
          Nippon Yusoki Co., Ltd...................   138,000    323,548
          Nishimatsu Construction Co., Ltd......... 1,012,000  1,543,142
         *Nishishiba Electric Co., Ltd.............   101,000    300,774
          Nissei Corp..............................   104,600    923,168
          Nissei Plastic Industrial Co., Ltd.......   377,600  1,162,145
         #Nissha Printing Co., Ltd.................   111,400  2,274,394
          Nissin Corp..............................   350,000    907,777
          Nissin Electric Co., Ltd.................   175,000  1,437,828
          Nitchitsu Co., Ltd.......................    58,000    150,195

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CONTINUED

                                                        Shares    Value++
                                                        ------    -----

      Industrials -- (Continued)....................
         Nitta Corp.................................   105,800 $1,896,370
         Nitto Boseki Co., Ltd......................   888,000  2,156,900
         Nitto Kogyo Corp...........................   149,000  1,540,991
         Nitto Kohki Co., Ltd.......................    67,900  1,657,084
         Nitto Seiko Co., Ltd.......................   122,000    348,824
        #Nittoc Construction Co., Ltd...............   316,000    669,983
         Noda Corp..................................   169,300    708,841
         Nomura Co., Ltd............................   205,000    611,136
         Noritake Co., Ltd..........................   531,000  2,125,802
         Noritz Corp................................    83,000  1,446,896
        *NS United Kaiun Kaisha, Ltd................   470,000    937,829
        #*Oak Capital Corp..........................    53,135     74,002
         Obara Corp.................................     3,700     42,856
         Obayashi Road Corp.........................   106,000    249,265
         Oiles Corp.................................   123,842  2,389,001
        *Okamoto Machine Tool Works, Ltd............   163,000    271,732
         Okamura Corp...............................   286,900  1,629,787
         Okano Valve Manufacturing Co., Ltd.........    45,000    236,761
         Oki Electric Cable Co., Ltd................    90,000    222,702
        #*OKK Corp..................................   255,000    330,297
        #OKUMA Corp.................................   513,000  4,832,293
         Okumura Corp...............................   754,400  2,950,935
         Onoken Co., Ltd............................    58,900    544,622
         Organo Corp................................   163,000  1,181,758
        *Original Engineering Consultants Co., Ltd..    34,500     99,906
         OSG Corp...................................   260,000  3,485,560
         Oyo Corp...................................   100,900  1,038,499
        #*P.S. Mitsubishi Construction Co., Ltd.....    76,800    327,850
         Park24 Co., Ltd............................   207,000  2,162,858
        #Pasco Corp.................................    55,000    196,010
         Pasona Group, Inc..........................       119    107,407
        #Penta-Ocean Construction Co., Ltd.......... 1,087,500  2,400,476
         Pilot Corp.................................       763  1,409,990
         Pronexus, Inc..............................   133,200    657,114
         Raito Kogyo Co., Ltd.......................   193,700    700,879
         Rheon Automatic Machinery Co., Ltd.........    64,000    145,869
         Ryobi, Ltd.................................   575,200  2,228,725
        *Sailor Pen Co., Ltd........................    69,000     39,091
         Sakai Heavy Industries, Ltd................   126,000    251,658
        *Sakurada Co., Ltd..........................    57,000     16,299
        #*Sanix, Inc................................   135,300    407,284
         Sanki Engineering Co., Ltd.................   245,000  1,462,119
        #Sanko Metal Industrial Co., Ltd............   118,000    329,457
        *Sankyo-Tateyama Holdings, Inc.............. 1,142,000  1,652,631
         Sankyu, Inc................................   863,000  3,966,052
         Sanritsu Corp..............................    16,700    121,855
         Sanwa Holdings Corp........................   801,000  2,606,091
         Sanyo Denki Co., Ltd.......................   210,000  1,806,822
         Sanyo Engineering & Construction, Inc......    48,000    186,612
        #*Sanyo Industries, Ltd.....................    77,000    128,455
        #Sasebo Heavy Industries Co., Ltd...........   573,000  1,096,556
         Sato Corp..................................   109,300  1,432,011
         Sato Shoji Corp............................    65,300    353,481
        #Sawafuji Electric Co., Ltd.................    42,000    156,959
         Secom Joshinetsu Co., Ltd..................    33,900    937,186
         Seibu Electric Industry Co., Ltd...........    67,000    287,357
         Seika Corp.................................   285,000    786,972
        #*Seikitokyu Kogyo Co., Ltd.................   307,000    248,075
         Seino Holdings Co., Ltd....................   307,000  2,306,191
         Sekisui Jushi Co., Ltd.....................   142,000  1,476,529
        #Senko Co., Ltd.............................   384,000  1,141,820

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CONTINUED

                                                        Shares    Value++
                                                        ------    -----

       Industrials -- (Continued)...................
          Senshu Electric Co., Ltd..................    37,300 $  469,764
         #Shibusawa Warehouse Co., Ltd..............   231,000    743,454
          Shibuya Kogyo Co., Ltd....................    80,100    883,104
         #Shima Seiki Manufacturing Co., Ltd........   100,200  2,657,829
         #Shin Nippon Air Technologies Co., Ltd.....    78,680    399,184
          Shin-Keisei Electric Railway Co., Ltd.....   174,000    733,947
         #Shin-Kobe Electric Machinery Co., Ltd.....   102,000  1,569,531
          Shinmaywa Industries, Ltd.................   418,000  1,783,850
         #Shinnihon Corp............................   194,800    596,480
          Shinsho Corp..............................   202,000    529,866
         #Sho-Bond Corp.............................   100,600  2,633,792
         #Shoko Co., Ltd............................   316,000    427,241
         #Showa Aircraft Industry Co., Ltd..........   112,000    905,230
          Sinfonia Technology Co., Ltd..............   496,000  1,544,324
         *Sintokogio, Ltd...........................   201,000  2,011,140
          Soda Nikka Co., Ltd.......................    67,000    278,355
          Sohgo Security Services Co., Ltd..........   241,900  2,776,933
         *Sotetsu Holdings, Inc.....................   476,000  1,306,031
          Space Co., Ltd............................    73,420    459,726
          Subaru Enterprise Co., Ltd................    59,000    170,369
          Sugimoto & Co., Ltd.......................    34,100    321,163
          Sumikin Bussan Corp.......................    24,000     55,586
          Sumitomo Densetsu Co., Ltd................    98,100    416,629
         #*Sumitomo Mitsui Construction Co., Ltd....   294,300    287,668
         #Sumitomo Precision Products Co., Ltd......   156,000  1,248,490
          Sumitomo Warehouse Co., Ltd...............   514,000  2,367,029
          Suzuki Metal Industry Co., Ltd............    71,000    184,655
         *SWCC Showa Holdings Co., Ltd..............   889,000  1,122,797
          Tadano, Ltd...............................   395,579  2,115,651
          Taihei Dengyo Kaisha, Ltd.................   146,000  1,320,166
          Taihei Kogyo Co., Ltd.....................   256,000  1,163,190
         #Taiheiyo Kouhatsu, Inc....................    95,000     87,566
          Taikisha, Ltd.............................   131,000  2,515,434
          Takada Kiko Co., Ltd......................   283,000    783,082
          Takano Co., Ltd...........................    51,100    312,854
         #Takaoka Electric Manufacturing Co., Ltd...   262,000  1,019,864
         #Takara Printing Co., Ltd..................    38,055    307,370
          Takara Standard Co., Ltd..................   501,000  3,784,898
         #Takasago Thermal Engineering Co., Ltd.....   291,400  2,488,880
         #Takashima & Co., Ltd......................   137,000    362,912
          Takigami Steel Construction Co., Ltd......    50,000    157,078
          Takisawa Machine Tool Co., Ltd............   191,000    273,544
         *Takuma Co., Ltd...........................   316,000  1,160,667
          Tanseisha Co., Ltd........................    74,000    265,814
         #Tatsuta Electric Wire & Cable Co., Ltd....   215,000  1,027,906
          TECHNO ASSOCIE Co., Ltd...................    58,400    488,078
          Techno Ryowa, Ltd.........................    71,390    369,682
          Teikoku Electric Manufacturing Co., Ltd...    31,800    593,803
         #Tekken Corp...............................   521,000    700,576
         #*Temp Holdings Co., Ltd...................    44,600    411,515
          Teraoka Seisakusho Co., Ltd...............    53,600    238,351
          TOA Corp..................................   780,000  1,404,011
         #TOA ROAD Corp.............................   155,000    331,578
         #*Tobishima Corp........................... 1,548,500    558,954
          Tocalo Co., Ltd...........................    54,700  1,030,640
          Toda Corp.................................   835,000  3,101,145
          Toenec Corp...............................   212,000  1,208,046
         #*TOKAI Holdings Corp......................   214,000  1,076,398
          Tokai Lease Co., Ltd......................    86,000    163,535
          Toko Electric Corp........................    76,000    415,666
          Tokyo Energy & Systems, Inc...............   126,000    831,159

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----

       Industrials -- (Continued)................
          TOKYO KEIKI, Inc.......................   265,000 $    381,262
         #*Tokyo Kikai Seisakusho, Ltd...........   300,000      289,557
          Tokyo Sangyo Co., Ltd..................    78,000      238,915
          Tokyu Community Corp...................    32,600      963,720
          Tokyu Construction Co., Ltd............    14,950       40,658
          Toli Corp..............................   207,000      478,286
         #Tomoe Corp.............................   115,500      473,081
          Tonami Holdings Co., Ltd...............   331,000      609,215
          Toppan Forms Co., Ltd..................   191,200    1,529,993
         #Torishima Pump Manufacturing Co., Ltd..    84,800    1,355,863
          Toshiba Machine Co., Ltd...............   440,000    2,352,899
          Toshiba Plant Kensetsu Co., Ltd........   191,450    2,186,827
          Tosho Printing Co., Ltd................   243,000      416,045
          Totetsu Kogyo Co., Ltd.................   122,000    1,057,836
         #*Totoku Electric Co., Ltd..............    61,000       88,484
          Toyo Construction Co., Ltd.............    60,000       67,073
          Toyo Electric Manufacturing Co., Ltd...   158,000      753,748
          Toyo Engineering Corp..................   581,400    2,348,892
         #Toyo Machinery & Metal Co., Ltd........    42,400      130,406
         #Toyo Tanso Co, Ltd.....................    42,100    2,338,466
          Toyo Wharf & Warehouse Co., Ltd........   274,000      457,184
          Trinity Industrial Corp................    56,000      228,115
          Trusco Nakayama Corp...................    98,900    1,674,228
          Tsubakimoto Chain Co...................   584,700    3,110,948
          Tsubakimoto Kogyo Co., Ltd.............    97,000      236,162
         #Tsugami Corp...........................   267,000    1,814,431
          Tsukishima Kikai Co., Ltd..............   127,000    1,165,343
          Tsurumi Manufacturing Co., Ltd.........    94,000      660,482
         #Tsuzuki Denki Co., Ltd.................    75,000      664,279
          TTK Co., Ltd...........................    62,000      348,080
          Uchida Yoko Co., Ltd...................   186,000      599,825
          Ueki Corp..............................   453,000      966,982
         #Union Tool Co..........................    59,400    1,310,041
          Utoc Corp..............................    92,900      241,069
         #*Wakachiku Construction Co., Ltd....... 1,644,000    2,224,045
         #Weathernews, Inc.......................    26,700      603,025
          Yahagi Construction Co., Ltd...........   141,500      773,153
          Yamabiko Corp..........................    28,782      307,923
          Yamato Corp............................    82,000      313,972
          Yamaura Corp...........................    40,500      100,482
         #Yamazen Co., Ltd.......................   305,500    1,745,737
          Yasuda Warehouse Co., Ltd. (The).......    95,800      549,782
          Yokogawa Bridge Holdings Corp..........   139,400      951,605
          Yondenko Corp..........................   132,800      578,126
          Yuasa Trading Co., Ltd.................   810,000    1,164,252
          Yuken Kogyo Co., Ltd...................   156,000      331,723
          Yurtec Corp............................   231,000    1,343,253
          Yusen Logistics Co., Ltd...............    67,700    1,184,853
          Yushin Precision Equipment Co., Ltd....    55,934    1,036,271
                                                            ------------
       Total Industrials.........................            401,674,141
                                                            ------------

       Information Technology -- (9.8%)..........
          Ai Holdings Corp.......................   182,600      745,856
         #Aichi Tokei Denki Co., Ltd.............   113,000      392,883
          Aiphone Co., Ltd.......................    70,900    1,165,872
         #Allied Telesis Holdings K.K............   470,700      635,482
          Alpha Systems, Inc.....................    27,300      411,874
         #Anritsu Corp...........................   458,000    3,654,714
         #AOI Electronic Co., Ltd................    35,200      612,756
         *Apic Yamada Corp.......................    31,000       99,835
          Arisawa Manufacturing Co., Ltd.........    35,100      174,337

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
                                                          Shares    Value++
                                                          ------    -----

    Information Technology -- (Continued)...............
       Asahi Net, Inc...................................  21,000 $   83,465
       CAC Corp.........................................  61,300    493,864
      #Canon Electronics, Inc...........................  78,500  1,883,966
      #Capcom Co., Ltd.................................. 199,400  3,705,483
       Chino Corp....................................... 151,000    376,745
       CMK Corp.........................................  95,800    393,962
       Computer Engineering & Consulting, Ltd...........  61,500    307,637
       Core Corp........................................  45,700    363,872
       Cresco, Ltd......................................  23,200    153,491
      #*CSK Corp........................................ 448,600  1,435,799
       Cybernet Systems Co., Ltd........................      85     22,537
      #Cybozu, Inc......................................   1,196    261,670
      *Daiko Denshi Tsushin, Ltd........................  12,000     15,646
      #Dainippon Screen Manufacturing Co., Ltd.......... 367,000  3,408,232
       Daito Electron Co., Ltd..........................   1,600     10,573
       Denki Kogyo Co., Ltd............................. 248,000  1,183,603
       DKK TOA Corp.....................................  31,000    118,649
       DTS Corp.........................................  89,600    849,806
      #*Dwango Co., Ltd.................................     409  1,105,711
       Eizo Nanao Corp..................................  76,800  1,718,594
       Elematec Corp....................................   3,400     44,116
      *Elna Co., Ltd....................................  92,000    101,788
      #Enplas Corp......................................  14,400    199,242
       ESPEC Corp.......................................  79,800    608,255
       Faith, Inc.......................................     496     82,234
      #*FDK Corp........................................ 431,000    765,001
       Fuji Electronics Co., Ltd........................  10,000    174,992
      #Fuji Soft, Inc................................... 100,600  1,537,301
      #*Fujitsu Component, Ltd..........................     139     66,140
       Fujitsu Frontech, Ltd............................  77,500    578,610
       Future Architect, Inc............................   1,172    516,146
      #GMO Internet, Inc................................ 186,700    816,428
       Hakuto Co., Ltd..................................  73,700    768,229
       Hioki EE Corp....................................  11,700    232,062
       Hitachi Business Solution Co., Ltd...............  42,500    377,575
      #Hitachi Kokusai Electric, Inc.................... 249,500  2,080,407
       Hochiki Corp.....................................  97,000    509,535
      #Hokuriku Electric Industry Co., Ltd.............. 289,000    667,499
       Horiba, Ltd...................................... 145,650  4,382,098
       Hosiden Corp..................................... 253,600  2,541,464
       Icom, Inc........................................  49,700  1,473,028
      #*Ikegami Tsushinki Co., Ltd...................... 174,000    159,759
       Ines Corp........................................ 161,000  1,060,415
       I-Net Corp.......................................  47,800    256,063
       Information Services International-Dentsu, Ltd...  76,700    532,013
       Innotech Corp....................................   9,200     62,455
      #Internet Initiative Japan, Inc...................     485  1,654,397
      *Ishii Hyoki Co., Ltd.............................  23,700    293,768
       IT Holdings Corp................................. 347,601  3,418,532
       ITC Networks Corp................................  46,400    266,331
       ITFOR, Inc.......................................   1,900      5,783
      #Iwatsu Electric Co., Ltd......................... 303,000    336,541
       Japan Aviation Electronics Industry, Ltd......... 252,600  1,843,164
       Japan Business Computer Co., Ltd.................  73,200    465,483
       Japan Cash Machine Co., Ltd......................  79,315    658,382
       Japan Digital Laboratory Co., Ltd................ 109,700  1,268,508
       Japan Radio Co., Ltd.............................  10,000     24,862
      #Jastec Co., Ltd..................................  61,400    351,683
       JBIS Holdings, Inc...............................  79,600    250,996
       JIEC Co., Ltd....................................     199    198,545
       Kaga Electronics Co., Ltd........................ 100,400  1,145,121

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CONTINUED

                                                               Shares    Value++
                                                               ------    -----

Information Technology -- (Continued)......................
  #Kakaku.com, Inc.........................................       647 $3,728,546
   Kanematsu Electronics, Ltd..............................    83,100    871,964
   Kawatetsu Systems, Inc..................................       174    150,490
   Koa Corp................................................   151,600  1,691,301
  #*Kubotek Corp...........................................       370    242,787
   Kyoden Co., Ltd.........................................   156,900    257,669
   Kyowa Electronic Instruments Co., Ltd...................    52,000    190,378
  #Macnica, Inc............................................    50,100  1,190,511
   Macromill, Inc..........................................    48,500    552,298
   Marubun Corp............................................    93,300    445,570
  #Maruwa Co., Ltd.........................................    36,500  1,349,998
   Maspro Denkoh Corp......................................    61,000    551,498
  #Megachips Corp..........................................    84,800  1,449,028
  *Meisei Electric Co., Ltd................................   305,000    307,577
   Melco Holdings, Inc.....................................    47,600  1,523,972
   Mimasu Semiconductor Industry Co., Ltd..................    86,881  1,031,669
   Miroku Jyoho Service Co., Ltd...........................   105,000    279,255
   Mitsui High-Tec, Inc....................................   131,600    656,511
   Mitsui Knowledge Industry Co., Ltd......................     3,643    542,939
   Mitsumi Electric Co., Ltd...............................   278,000  3,564,793
  *Moritex Corp............................................     7,700     41,969
   Mutoh Holdings Co., Ltd.................................   160,000    384,319
  #*Nagano Japan Radio Co., Ltd............................    83,000    148,051
   Nagano Keiki Co., Ltd...................................     1,900     14,744
   Nakayo Telecommunications, Inc..........................   541,000  1,162,358
   NEC Fielding, Ltd.......................................    95,000  1,062,861
   NEC Mobiling, Ltd.......................................    46,800  1,559,678
  #Net One Systems Co., Ltd................................     1,984  3,592,498
  #*New Japan Radio Co., Ltd...............................    37,000     95,593
  #Nichicon Corp...........................................   270,300  4,154,274
   Nidec Copal Electronics Corp............................    33,800    229,748
  #Nidec Sankyo Corp.......................................   191,000  1,274,138
  #NIFTY Corp..............................................        30     43,181
  #Nihon Dempa Kogyo Co., Ltd..............................    71,100  1,084,105
  #*Nihon Inter Electronics Corp...........................   104,700    190,676
   Nihon Unisys, Ltd.......................................   220,375  1,362,281
  *Nippon Avionics Co., Ltd................................    78,000    134,719
  #Nippon Ceramic Co., Ltd.................................    86,600  1,832,752
   Nippon Chemi-Con Corp...................................   570,000  2,983,014
   Nippon Systemware Co., Ltd..............................    27,900    108,239
   Nohmi Bosai, Ltd........................................   123,000    734,059
   NS Solutions Corp.......................................    79,400  1,518,234
   NSD Co., Ltd............................................   170,300  1,576,280
  #Obic Business Consultants Co., Ltd......................    20,950  1,266,550
   Okaya Electric Industries Co., Ltd......................    73,000    416,857
  *Oki Electric Industry Co., Ltd.......................... 2,411,000  1,976,484
  *ONO Sokki Co., Ltd......................................   103,000    286,312
   Optex Co., Ltd..........................................    16,900    229,325
   Origin Electric Co., Ltd................................   105,000    545,050
  #Osaki Electric Co., Ltd.................................   123,000  1,111,411
   Panasonic Electric Works Information Systems Co., Ltd...    13,500    358,640
   PCA Corp................................................    17,500    233,886
  #*Pixela Corp............................................    18,400     52,294
   Riken Keiki Co., Ltd....................................    77,500    661,343
  *Riso Kagaku Corp........................................    15,600    293,644
   Roland DG Corp..........................................    54,400    875,435
   Ryoden Trading Co., Ltd.................................   141,000    867,948
   Ryosan Co., Ltd.........................................   130,200  3,020,764
   Ryoyo Electro Corp......................................   113,200  1,164,434
   Sanken Electric Co., Ltd................................   457,000  2,448,742
   Sanko Co., Ltd..........................................    22,000     56,611

                                     1220

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CONTINUED

                                                       Shares      Value++
                                                       ------      -----

     Information Technology -- (Continued)...........
        Sanshin Electronics Co., Ltd................. 115,500 $    965,352
        Satori Electric Co., Ltd.....................  56,380      361,109
        Saxa Holdings, Inc........................... 194,000      317,453
       *Sekonic Corp.................................  10,000       14,040
       #*Shibaura Mechatronics Corp.................. 138,000      404,259
        Shindengen Electric Manufacturing Co., Ltd... 311,000    1,350,193
       #Shinkawa, Ltd................................  68,300      652,666
       #Shinko Electric Industries Co., Ltd.......... 234,900    2,412,300
        Shinko Shoji Co., Ltd........................  81,400      691,843
        Shizuki Electric Co., Inc.................... 103,000      441,952
        Siix Corp....................................  79,500    1,072,143
       #Simplex Holdings, Inc........................     919      436,084
       #SMK Corp..................................... 277,000    1,211,605
        Softbank Technology Corp.....................     100          773
        So-net Entertainment Corp....................     491    1,848,573
        Soshin Electric Co., Ltd.....................   2,600       14,795
        SRA Holdings, Inc............................  49,700      445,649
        Star Micronics Co., Ltd...................... 161,500    1,823,354
       #Sumida Corp..................................  61,549      588,278
       #Sumisho Computer Systems Corp................ 107,200    1,525,553
        Sun-Wa Technos Corp..........................     500        4,672
       #Sunx, Ltd.................................... 109,000      613,203
       #Systena Corp.................................   1,096    1,205,623
        Tachibana Eletech Co., Ltd...................  62,400      606,617
        Taiyo Yuden Co., Ltd......................... 114,000    1,605,356
       #Tamura Corp.................................. 264,000      802,327
       #*Teac Corp................................... 332,000      156,764
        Tecmo Koei Holdings Co., Ltd................. 150,730    1,124,155
        Teikoku Tsushin Kogyo Co., Ltd............... 172,000      323,436
       #TKC, Corp....................................  86,800    1,851,887
       #*Toko, Inc................................... 325,000      802,606
       #Tokyo Denpa Co., Ltd.........................  24,900      152,511
        Tokyo Electron Device, Ltd...................     342      641,255
       #Tokyo Seimitsu Co., Ltd...................... 158,600    3,102,745
        Tomen Devices Corp...........................   2,000       49,982
        Tomen Electronics Corp.......................  50,600      685,012
       #Topcon Corp.................................. 228,900    1,304,982
        Tose Co., Ltd................................  22,100      132,308
        Toshiba TEC Corp............................. 515,000    2,378,887
        Toukei Computer Co., Ltd.....................  26,810      344,551
        Towa Corp....................................  59,500      443,787
        Toyo Corp.................................... 116,900    1,187,676
        Trans Cosmos, Inc............................ 122,300    1,146,348
        Ulvac, Inc................................... 160,300    3,588,009
       *Uniden Corp.................................. 131,000      480,189
       #Wacom Co., Ltd...............................   1,532    1,957,951
        XNET Corp....................................      21       32,383
        Y. A. C. Co., Ltd............................   5,300       42,200
       #*Yamaichi Electronics Co., Ltd...............  75,700      218,561
        Yaskawa Information Systems Corp.............  40,000      105,673
        Yokowo Co., Ltd..............................  69,500      503,134
       #Zuken, Inc...................................  94,600      708,684
                                                              ------------
     Total Information Technology....................          165,175,568
                                                              ------------

     Materials -- (10.5%)............................
        Achilles Corp................................ 703,000    1,006,926
        Adeka Corp................................... 350,300    3,470,199
        Agro-Kanesho Co., Ltd........................  14,000       75,663
        Aichi Steel Corp............................. 400,000    2,425,541
        Arakawa Chemical Industries, Ltd.............  67,700      621,319
        Araya Industrial Co., Ltd.................... 204,000      329,225

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CONTINUED

                                                                 Shares    Value++
                                                                 ------    -----

Materials -- (Continued).....................................
  #Aronkasei Co., Ltd........................................   124,000 $  822,008
   Asahi Organic Chemicals Industry Co., Ltd.................   343,000    953,148
   Chuetsu Pulp & Paper Co., Ltd.............................   415,000    726,960
  *Chugai Mining Co., Ltd....................................   852,400    305,260
   Chugoku Marine Paints, Ltd................................   242,000  2,046,317
  #*Chugokukogyo Co., Ltd....................................    62,000     82,662
  *Chuo Denki Kogyo Co., Ltd.................................    90,000    463,818
  #*Co-Op Chemical Co., Ltd..................................   159,000    202,770
   Dai Nippon Toryo, Ltd.....................................   518,000    701,252
  #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd....................    14,300    701,097
   Daiichi Kogyo Seiyaku Co., Ltd............................   121,000    372,707
   Daiken Corp...............................................   401,000  1,438,957
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...   319,000  1,788,988
  #Daio Paper Corp...........................................   280,500  2,028,905
   Daiso Co., Ltd............................................   355,000  1,159,709
  #DC Co., Ltd...............................................   113,900    338,828
   Dynapac Co., Ltd..........................................    25,000     70,827
  *Earth Chemical Co., Ltd...................................    46,900  1,563,636
   FP Corp...................................................    61,200  3,531,788
   Fuji Seal International, Inc..............................    75,700  1,597,383
   Fujikura Kasei Co., Ltd...................................    94,500    553,085
   Fujimi, Inc...............................................     6,100     83,170
   Fumakilla, Ltd............................................    85,000    344,108
  #Furukawa-Sky Aluminum Corp................................   316,000    906,595
   Geostar Corp..............................................    38,000     70,525
   Godo Steel, Ltd...........................................   548,000  1,417,940
   Gun Ei Chemical Industry Co., Ltd.........................   275,000    729,213
   Harima Chemicals, Inc.....................................    73,300    508,353
  #Hodogaya Chemical Co., Ltd................................   265,000  1,045,720
   Hokkan Holdings, Ltd......................................   210,000    656,885
   Hokko Chemical Industry Co., Ltd..........................    90,000    279,726
   Hokuetsu Kishu Paper Co., Ltd.............................   578,199  3,233,523
  *Hokushin Co., Ltd.........................................    61,400     95,044
   Honshu Chemical Industry Co., Ltd.........................    35,000    254,466
   Ihara Chemical Industry Co., Ltd..........................   155,000    494,884
  #Ise Chemical Corp.........................................    83,000    603,224
  #*Ishihara Sangyo Kaisha, Ltd.............................. 1,374,500  1,651,650
   Japan Carlit Co., Ltd.....................................    59,800    303,328
  #JSP Corp..................................................   103,900  1,850,467
  #Kanto Denka Kogyo Co., Ltd................................   195,000  1,485,812
   Katakura Chikkarin Co., Ltd...............................    43,000    114,182
   Kawakin Holdings Co., Ltd.................................    11,000     43,751
   Kawasaki Kasei Chemicals, Ltd.............................   121,000    203,645
   Koatsu Gas Kogyo Co., Ltd.................................   163,493    939,518
   Kohsoku Corp..............................................    61,900    465,039
   Konishi Co., Ltd..........................................    66,900    891,603
  #Kumiai Chemical Industry Co., Ltd.........................   233,000    640,677
   Kureha Corp...............................................   573,500  2,873,222
  #Kurosaki Harima Corp......................................   221,000    908,225
   Kyoei Steel, Ltd..........................................    60,800  1,068,395
   MEC Co., Ltd..............................................    61,200    285,749
   Mitsubishi Paper Mills, Ltd............................... 1,159,000  1,177,648
   Mitsubishi Steel Manufacturing Co., Ltd...................   554,000  1,869,435
   Mory Industries, Inc......................................   142,000    598,629
   Nakabayashi Co., Ltd......................................   181,000    364,731
  *Nakayama Steel Works, Ltd.................................   413,000    573,441
  *Neturen Co., Ltd..........................................   152,800  1,211,146
   Nichia Steel Works, Ltd...................................   175,900    469,920
   Nihon Kagaku Sangyo Co., Ltd..............................    78,000    650,131
  #Nihon Nohyaku Co., Ltd....................................   225,000  1,009,043
   Nihon Parkerizing Co., Ltd................................   240,000  3,338,468

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CONTINUED

                                                             Shares    Value++
                                                             ------    -----

  Materials -- (Continued)...............................
     Nihon Seiko Co., Ltd................................    18,000 $   71,707
     Nihon Yamamura Glass Co., Ltd.......................   381,000  1,055,374
    #Nippon Carbide Industries Co., Inc..................   201,000    514,572
     Nippon Chemical Industrial Co., Ltd.................   281,000    609,271
    #Nippon Chutetsukan K.K..............................    50,000    146,339
    #Nippon Chuzo K.K....................................   111,000    241,069
    #Nippon Coke & Engineering Co., Ltd..................   863,000  1,652,135
     Nippon Concrete Industries Co., Ltd.................   157,000    468,238
    #Nippon Denko Co., Ltd...............................   394,000  2,577,084
     Nippon Fine Chemical Co., Ltd.......................    85,600    520,820
    #Nippon Kasei Chemical Co., Ltd......................   309,000    663,506
    #*Nippon Kinzoku Co., Ltd............................   222,000    389,825
    #Nippon Koshuha Steel Co., Ltd.......................   366,000    552,650
     Nippon Light Metal Co., Ltd......................... 1,944,000  3,971,974
    #*Nippon Metal Industry Co., Ltd.....................   556,000    631,758
     Nippon Paint Co., Ltd...............................   241,200  1,692,417
     Nippon Pigment Co., Ltd.............................    43,000    141,463
     Nippon Pillar Packing Co., Ltd......................    83,000    711,257
     Nippon Soda Co., Ltd................................   544,000  2,388,548
     Nippon Synthetic Chemical Industry Co., Ltd. (The)..   256,000  1,624,380
     Nippon Valqua Industries, Ltd.......................   328,000    956,738
    #*Nippon Yakin Kogyo Co., Ltd........................   395,500    938,628
     Nittetsu Mining Co., Ltd............................   285,000  1,357,238
     Nitto FC Co., Ltd...................................    72,000    394,066
    #NOF Corp............................................   708,000  3,107,998
     Okabe Co., Ltd......................................   186,900  1,037,773
     Okamoto Industries, Inc.............................   400,000  1,535,188
     Okura Industrial Co., Ltd...........................   211,000    665,197
     Osaka Organic Chemical Industry, Ltd................    66,000    337,939
     Osaka Steel Co., Ltd................................    77,700  1,401,948
    *Pacific Metals Co., Ltd.............................   442,000  3,348,710
     Pack Corp. (The)....................................    66,200  1,068,499
     Riken Technos Corp..................................   197,000    643,947
    *S Science Co., Ltd.................................. 2,750,000     67,805
    #S.T. Chemical Co., Ltd..............................    77,000    794,680
    *Sakai Chemical Industry Co., Ltd....................   375,000  1,952,509
     Sakata INX Corp.....................................   196,000    894,702
     Sanyo Chemical Industries, Ltd......................   305,000  2,492,307
     Sanyo Special Steel Co., Ltd........................   480,300  2,682,743
     Sekisui Plastics Co., Ltd...........................   209,000    766,265
     Shikoku Chemicals Corp..............................   184,000  1,110,740
     Shinagawa Refractories Co., Ltd.....................   224,000    703,623
     Shin-Etsu Polymer Co., Ltd..........................   224,100  1,205,484
     Shinko Wire Co., Ltd................................   184,000    333,059
     Somar Corp..........................................    43,000    120,640
    #Stella Chemifa Corp.................................    42,600  1,551,899
     Sumitomo Bakelite Co., Ltd..........................   591,000  3,790,225
    *Sumitomo Light Metal Industries, Ltd................ 1,315,000  1,507,278
     Sumitomo Osaka Cement Co., Ltd...................... 1,521,000  4,135,556
     Sumitomo Pipe & Tube Co., Ltd.......................   108,100    793,950
     Sumitomo Seika Chemicals Co., Ltd...................   223,000  1,315,650
     T. Hasegawa Co., Ltd................................   121,300  1,853,029
    #Taiheiyo Cement Corp................................ 3,133,000  5,371,601
     Taisei Lamick Co., Ltd..............................    18,500    529,590
    #Taiyo Holdings Co., Ltd.............................    66,000  2,039,386
     Takasago International Corp.........................   356,000  1,851,917
     Takiron Co., Ltd....................................   213,000    833,267
     Tayca Corp..........................................   151,000    542,044
     Tenma Corp..........................................    87,000    942,849
    #*Titan Kogyo K.K....................................    59,000    318,938
    #Toagosei Co., Ltd...................................   941,000  5,096,217

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CONTINUED

                                                                                         Shares        Value++
                                                                                         ------        -----

Materials -- (Continued)..........................................................
  #Toda Kogyo Corp................................................................      161,000 $    1,507,880
  *Toho Titanium Co., Ltd.........................................................       81,600      2,298,222
  #Toho Zinc Co., Ltd.............................................................      496,000      2,705,551
   Tokai Carbon Co., Ltd..........................................................      751,000      3,960,897
   Tokushu Tokai Paper Co., Ltd...................................................      501,580        982,357
   Tokyo Ohka Kogyo Co., Ltd......................................................      164,600      3,480,943
  #Tokyo Rope Manufacturing Co., Ltd..............................................      558,000      2,200,699
   Tomoegawa Paper Co., Ltd.......................................................      125,000        320,199
   Tomoku Co., Ltd................................................................      294,000        805,717
   Topy Industries, Ltd...........................................................      781,000      2,062,839
   Toyo Ink Manufacturing Co., Ltd................................................      624,000      3,160,316
   Toyo Kohan Co., Ltd............................................................      247,000      1,306,589
   TYK Corp.......................................................................      138,000        318,063
  #Ube Material Industries, Ltd...................................................      226,000        889,134
  #Wood One Co., Ltd..............................................................      169,000        795,108
   Yodogawa Steel Works, Ltd......................................................      591,500      2,496,209
   Yuki Gosei Kogyo Co., Ltd......................................................       64,000        167,499
   Yushiro Chemical Industry Co., Ltd.............................................       47,100        642,337
                                                                                                --------------
Total Materials...................................................................                 178,206,977
                                                                                                --------------

Utilities -- (0.5%)...............................................................
   Hokkaido Gas Co., Ltd..........................................................      210,000        655,046
   Hokuriku Gas Co., Ltd..........................................................       99,000        262,385
   Okinawa Electric Power Co., Ltd................................................       57,771      2,519,500
   Saibu Gas Co., Ltd.............................................................    1,268,000      3,065,047
   Shizuoka Gas Co., Ltd..........................................................      241,500      1,426,254
                                                                                                --------------
Total Utilities...................................................................                   7,928,232
                                                                                                --------------
TOTAL COMMON STOCKS...............................................................               1,461,727,183
                                                                                                --------------
RIGHTS/WARRANTS -- (0.0%).........................................................
  *Oak Capital Corp. Warrants 11/30/11............................................       55,735             --
                                                                                                --------------

                                                                                           Face
                                                                                         Amount         Value+
                                                                                         ------         -----
                                                                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)..............................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875)
    to be repurchased at $4,276,090............................................... $      4,276      4,276,000
                                                                                                --------------

                                                                                        Shares/
                                                                                           Face
                                                                                         Amount
                                                                                         ------
                                                                                          (000)
SECURITIES LENDING COLLATERAL -- (13.4%)..........................................
(S)@DFA Short Term Investment Fund................................................  221,671,392    221,671,392
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)##
 to be repurchased at $4,474,397.................................................. $      4,474      4,474,382
                                                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL...............................................                 226,145,774
                                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)............................................................              $1,692,148,957
                                                                                                ==============

                                     1224

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares     Value++
                                                        ------     -----

      COMMON STOCKS -- (84.3%)......................
      AUSTRALIA -- (51.7%)..........................
        *ABM Resources NL........................... 1,136,800 $    60,171
        #*A-Cap Resources, Ltd......................   332,583     129,053
        #Acrux, Ltd.................................   272,142   1,044,305
        *Adacel Technologies, Ltd...................    36,784      10,325
        #*Adamus Resources, Ltd..................... 1,337,620   1,000,338
         Adelaide Brighton, Ltd..................... 1,917,857   6,655,998
        *Aditya Birla Minerals, Ltd.................   878,000   1,744,260
        #*ADX Energy, Ltd...........................   473,905      43,352
        #*AED Oil, Ltd..............................   363,401      93,566
        *Ainsworth Game Technology, Ltd.............   290,243      79,503
        *AJ Lucas Group, Ltd........................   317,969     592,055
        *Alchemia, Ltd..............................   724,903     541,288
        #Alesco Corp., Ltd..........................   457,971   1,639,892
        #*Alkane Resources, Ltd.....................   938,520   2,321,234
        #*Alliance Resources, Ltd...................   444,483     119,696
        #*Allied Gold, Ltd..........................    47,382      28,178
        *Allied Medical, Ltd........................    11,745          --
        *Altium, Ltd................................    30,000       3,661
        *Altona Mining, Ltd.........................   411,465     142,878
        #*Amadeus Energy, Ltd.......................   819,137     237,654
         Amalgamated Holdings, Ltd..................   462,247   3,050,160
         Amcom Telecommunications, Ltd.............. 1,315,204     526,491
        *Ampella Mining, Ltd........................    76,126     180,323
         Ansell, Ltd................................   503,479   7,702,234
        #*Antares Energy, Ltd.......................   934,515     471,514
         AP Eagers, Ltd.............................    43,887     572,260
         APA Group, Ltd............................. 1,773,977   8,281,926
        *Apex Minerals NL........................... 3,458,027      45,419
        #APN News & Media, Ltd...................... 1,692,343   2,922,765
        #*Arafura Resources, Ltd.................... 1,004,408   1,297,277
         ARB Corp., Ltd.............................   339,077   3,070,482
         Ariadne Australia, Ltd.....................   267,324      90,459
        #Aristocrat Leisure, Ltd.................... 1,401,730   4,038,305
        *Arturus Capital, Ltd.......................    26,265         968
        #ASG Group, Ltd.............................   330,725     376,253
        #*Aspire Mining, Ltd........................   743,887     736,061
        *Astron, Ltd................................    87,221     247,944
        #*Atlantic, Ltd.............................   189,268     437,705
        *Atlas Iron, Ltd............................ 2,593,241  10,014,504
        *Aurora Oil & Gas, Ltd...................... 1,219,905   3,563,904
         Ausdrill, Ltd.............................. 1,006,775   3,722,612
        #*Ausenco, Ltd..............................   161,733     513,435
        *Ausgold, Ltd...............................     6,781      11,159
        #*Austal, Ltd...............................   581,980   1,980,519
         *Austar United Communications, Ltd......... 2,887,442   3,937,644
        #Austbrokers Holdings, Ltd..................    86,074     594,742
        #Austin Engineering, Ltd....................   155,526     831,044
        *Austpac Resources NL....................... 1,997,535     140,233
        #*Australian Agricultural Co., Ltd..........   801,009   1,394,067
         Australian Infrastructure Fund............. 3,159,690   6,571,688
        #Australian Pharmaceutical Industries, Ltd.. 8,204,101   2,836,585
        *Australian Worldwide Exploration, Ltd...... 1,952,017   3,340,746
        *Autodom, Ltd...............................   170,874       8,491
         Automotive Holdings Group NL...............   469,878   1,399,891
        *Autron Corporation, Ltd....................   989,247      14,096
         AVJennings, Ltd............................ 5,350,378   3,039,231
        #*Azumah Resources, Ltd.....................   702,220     488,890
        *Ballarat South Gold, Ltd...................     1,996      19,743

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CONTINUED

                                                        Shares     Value++
                                                        ------     -----

      AUSTRALIA -- (Continued)......................
        #*Bandanna Energy, Ltd......................   293,002 $   706,861
        #Bank of Queensland, Ltd....................   319,606   3,458,343
        #*Bannerman Resources, Ltd..................   332,217     123,365
        *BC Iron, Ltd...............................   243,697     764,900
         Beach Petroleum, Ltd....................... 4,257,412   4,491,142
        *Beadell Resources, Ltd.....................   703,035     639,389
        #Bendigo Mining, Ltd........................    92,075      10,010
        #*Berkeley Resources, Ltd...................   434,006     408,559
         Beyond International, Ltd..................    61,256      47,000
        *Billabong International, Ltd...............   522,263   3,883,771
        *Bionomics, Ltd.............................    30,976      19,766
        *Biota Holdings, Ltd........................   969,579   1,276,905
        *Bisalloy Steel Group, Ltd..................   469,001      61,852
        #Blackmores, Ltd............................    76,842   2,537,097
        #*BMA Gold, Ltd............................. 1,648,541     761,925
         Boart Longyear Group....................... 1,792,094   8,976,872
        *Boom Logistics, Ltd........................    51,533      20,911
        #*Boulder Steel, Ltd........................ 1,667,795     165,325
        *Bow Energy, Ltd............................   928,159     909,263
         Bradken, Ltd...............................   634,599   5,553,583
         Breville Group, Ltd........................   598,466   2,361,686
         Brickworks, Ltd............................   132,797   1,526,129
        #*Brockman Resources, Ltd...................   653,924   3,669,806
         BSA, Ltd...................................   617,134     145,512
         BT Investment Management, Ltd..............   164,152     486,771
         Cabcharge Australia, Ltd...................   475,454   2,860,109
         Calliden Group, Ltd........................   633,393     170,433
        #Campbell Brothers, Ltd.....................   294,836  14,657,425
         Cape Lambert Iron Ore, Ltd.................   125,010      68,767
        *Cape Range Wireless, Ltd...................     7,260          --
        #*Capral, Ltd...............................    58,499      17,365
        #*Cardno, Ltd...............................   311,056   1,975,292
        #*Carnarvon Petroleum, Ltd.................. 3,885,525   1,066,822
        *Carnegie Wave Energy, Ltd.................. 1,008,948     126,522
         carsales.com.au, Ltd.......................   113,813     641,612
         Cash Converters International, Ltd......... 1,180,931   1,069,101
        *Catalpa Resources, Ltd.....................   443,200     707,548
        *CDS Technologies, Ltd......................    13,276          --
        #Cedar Woods Properties, Ltd................   107,656     525,411
        #Cellestis, Ltd.............................   379,722   1,411,468
         Cellnet Group, Ltd.........................   551,924     251,349
        *Centaurus Metals, Ltd...................... 1,126,628     116,710
        *Central Petroleum, Ltd.....................   292,009      23,685
        #Centrebet International, Ltd...............    81,336     142,162
        *Centrex Metals, Ltd........................    51,889      21,109
        #*Ceramic Fuel Cells, Ltd................... 2,622,070     331,127
        *CGA Mining, Ltd............................     9,176      28,322
        #*Chalice Gold Mines, Ltd...................   309,518     142,918
        #Challenger Financial Services Group, Ltd... 1,750,037   9,281,573
         Chandler Macleod Group, Ltd................   338,118     211,679
        *Chemeq, Ltd................................   166,742      15,170
        #*ChemGenex Pharmaceuticals, Ltd. (6273635).   621,179     453,071
        *ChemGenex Pharmaceuticals, Ltd. (B298LK5)..   115,291       3,159
        *Chesser Resources, Ltd.....................   107,702      85,509
        *Citigold Corp., Ltd........................ 3,765,806     359,429
         Clarius Group, Ltd......................... 1,065,004     782,381
        #*Clinuvel Pharmaceuticals, Ltd.............   118,435     248,122
        #Clough, Ltd................................ 1,527,345   1,323,583
         Clover Corp., Ltd..........................   269,348      93,162
        *CO2 Group, Ltd.............................   844,559     135,020
        *Coal of Africa, Ltd........................   589,980     792,613

                                     1226

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                       Shares    Value++
                                                       ------    -----

        AUSTRALIA -- (Continued)..................
          #*Coalspur Mines, Ltd...................  1,164,334 $2,245,574
          *Cockatoo Coal, Ltd.....................  2,934,390  1,596,101
          #Codan, Ltd.............................    156,399    235,668
          #Coffey International, Ltd..............    587,435    438,770
           Collection House, Ltd..................  1,758,388  1,350,358
          *Comet Ridge, Ltd.......................     65,567     10,490
          #ConnectEast Group, Ltd................. 14,936,366  7,705,073
          #*Conquest Mining, Ltd..................  1,263,092    771,850
          #Consolidated Media Holdings, Ltd.......  1,276,820  3,907,565
          *Continental Coal, Ltd..................  4,619,452    290,178
          *Cooper Energy, Ltd.....................    336,842    145,837
           Count Financial, Ltd...................    846,112  1,068,037
           Coventry Group, Ltd....................    144,778    295,206
           Credit Corp. Group, Ltd................     45,380    296,701
          *Crescent Gold, Ltd.....................  1,874,760    100,805
          *Crusader Resources, Ltd................     61,306     80,150
          #CSG, Ltd. (B1VVW79)....................    586,898    696,032
          *CSG, Ltd. (B1VVWRR)....................     51,616     61,178
           CSR, Ltd...............................  1,086,057  3,580,376
          #*CuDeco, Ltd...........................    399,317  1,506,913
          #*Cue Energy Resources, Ltd.............  1,225,966    457,927
          #*Customers, Ltd........................    477,130    718,065
           Data#3, Ltd............................     12,186    187,298
          #David Jones, Ltd.......................  1,447,885  7,415,523
          *Decmil Group, Ltd......................    239,116    824,807
          #*Deep Yellow, Ltd......................    772,731    159,560
           Devine, Ltd............................  1,989,993    589,427
          #*Discovery Metals, Ltd.................  1,249,162  1,743,316
           Domino's Pizza Enterprises, Ltd........        802      5,741
          #Downer EDI, Ltd........................  1,149,707  4,680,369
          #*Dragon Mining, Ltd....................    168,012    270,381
          *Drillsearch Energy, Ltd................    109,587     73,894
           DUET Group, Ltd........................  3,697,647  6,901,024
          #DuluxGroup, Ltd........................    760,393  2,314,599
           DWS Advanced Business Solutions, Ltd...    208,772    323,166
          #*Dyesol, Ltd...........................    346,813    285,105
          #*Eastern Star Gas, Ltd.................  3,259,013  2,722,502
          #*Elders, Ltd...........................  1,380,363    774,377
          #*Elemental Minerals, Ltd...............    168,974    409,421
          *Ellect Holdings, Ltd...................        482      1,902
          *Ellex Medical Lasers, Ltd..............    164,826     32,632
          #Emeco Holdings, Ltd....................  2,127,378  2,563,370
          #Energy Resources of Australia, Ltd.....    141,124    842,673
          #*Energy World Corp., Ltd...............  3,906,481  2,125,288
          *Engenco, Ltd...........................    228,803     32,603
          #Envestra, Ltd..........................  4,919,130  3,451,811
          #*Equatorial Resources, Ltd.............    124,097    325,423
          #Euroz, Ltd.............................     29,160     66,311
          *Exco Resources, Ltd....................    237,539    166,129
          #*Extract Resources, Ltd................    270,395  1,977,332
          #Fantastic Holdings, Ltd................    355,613    940,265
          #*FAR, Ltd..............................  2,243,008    284,178
          .*Ferraus, Ltd..........................    193,884    155,634
           Finbar Group, Ltd......................     54,550     59,840
          *Finders Resources, Ltd.................      7,442      3,510
          #FKP Property Group, Ltd................  2,339,266  2,004,197
           Fleetwood Corp., Ltd...................    274,086  3,349,702
          #*Fletcher Building, Ltd................    349,185  2,582,926
          #FlexiGroup, Ltd........................    597,372  1,456,344
          #Flight Centre, Ltd.....................    192,954  4,994,112
          *Flinders Mines, Ltd....................  6,849,949  1,206,208

                                     1227

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          Shares    Value++
                                                          ------    -----

    AUSTRALIA -- (Continued)..........................
      #*Focus Minerals, Ltd........................... 9,326,808 $  811,400
      *Forest Enterprises Australia, Ltd.............. 2,849,173    140,533
      #Forge Group, Ltd...............................   236,028  1,563,393
      *Forte Energy NL................................ 1,036,232     90,753
      *FTD Corp., Ltd.................................    13,576         36
       G8 Education, Ltd..............................    11,837     12,188
      #*Galaxy Resources, Ltd.........................   513,813    608,810
      #Gazal Corp., Ltd...............................   104,542    235,314
      *Geodynamics, Ltd............................... 1,015,653    317,543
      #*Gindalbie Metals, Ltd......................... 1,950,192  2,157,203
      *Gloucester Coal, Ltd...........................   102,796  1,164,585
      #*Golden Rim Resources, Ltd.....................   611,635    130,945
      #Goodman Fielder, Ltd........................... 5,129,571  6,053,766
      #Graincorp, Ltd. Series A.......................   681,088  5,854,200
      #*Grange Resources, Ltd......................... 1,234,843    892,595
      #*Great Southern, Ltd........................... 9,302,784         --
      #*Greenland Minerals & Energy, Ltd..............   697,485    625,911
      #*Gryphon Minerals, Ltd.........................   603,776  1,047,986
       GUD Holdings, Ltd..............................   412,693  4,252,508
      *Gujarat NRE Coking Coal, Ltd...................    52,735     33,825
      #*Gunns, Ltd.................................... 2,872,620  1,661,106
       GWA Group, Ltd................................. 1,019,230  3,580,151
      #Hastie Group, Ltd..............................   810,423    169,068
      *Havilah Resources NL...........................   258,836    161,935
      #*HFA Holdings, Ltd.............................   217,009    314,400
       HGL, Ltd.......................................   102,586    149,662
      #*Highlands Pacific, Ltd........................ 2,651,500    977,559
      *Hillgrove Resources, Ltd.......................   215,006     75,632
       Hills Holdings, Ltd............................   986,165  1,702,847
       *Horizon Oil, Ltd.............................. 3,490,047  1,515,707
       *Hutchison Telecommunications Australia, Ltd... 7,846,533    774,862
      #*Icon Energy, Ltd..............................   746,565    171,755
      #iiNet, Ltd.....................................   408,433  1,212,123
       Iluka Resources, Ltd...........................   573,137  7,886,027
       Imdex, Ltd.....................................   812,684  1,863,638
       IMF Australia, Ltd.............................   309,127    581,464
      #*IMX Resources, Ltd............................   594,082    365,166
      #Independence Group NL..........................   892,724  6,589,108
      #*Indo Mines, Ltd...............................    81,968     35,337
      #*Indophil Resources NL......................... 1,703,673  1,309,122
       Industrea, Ltd................................. 1,420,051  2,328,095
      *Industrial Minerals Corp., Ltd.................     7,633      2,175
      #Infigen Energy, Ltd............................ 1,556,089    762,424
       Infomedia, Ltd................................. 1,458,074    384,244
      *Innamincka Petroleum, Ltd......................   229,729     50,174
      *Integra Mining, Ltd............................ 2,754,876  1,442,407
       Integrated Research, Ltd.......................   261,513     89,026
      #*Intrepid Mines, Ltd........................... 1,765,893  3,551,273
      #Invocare, Ltd..................................   561,603  4,232,137
      #IOOF Holdings, Ltd.............................   989,055  7,784,133
       Iress Market Technology, Ltd...................   392,677  3,943,127
      #*Iron Ore Holdings, Ltd........................   336,216    593,788
      #*iSOFT Group, Ltd.............................. 2,688,547    443,311
      #*Ivanhoe Australia, Ltd........................   261,398    920,499
      *Ixla, Ltd......................................    89,921      2,267
      #JB Hi-Fi, Ltd..................................   407,557  8,472,841
      #*Jupiter Mines, Ltd............................   278,834    171,447
       K&S Corp., Ltd.................................   201,990    376,855
      *Kagara, Ltd.................................... 1,731,649  1,127,105
      #*Kangaroo Resources, Ltd....................... 1,684,512    259,157
      *Karoon Gas Australia, Ltd......................   667,086  4,851,071

                                     1228

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

        AUSTRALIA -- (Continued)..................
          #*Kasbah Resources, Ltd.................   274,566 $   78,644
          #*Kimberley Metals, Ltd.................   204,110     78,546
          #*Kings Minerals NL..................... 1,961,035    635,913
          #Kingsgate Consolidated, Ltd............   557,653  4,756,200
          #*Kingsrose Mining, Ltd.................   371,166    658,603
          *Lednium, Ltd...........................   195,019     17,101
           Lemarne Corp., Ltd.....................    25,882    105,522
           Linc Energy, Ltd....................... 1,190,192  3,570,413
          #*Liquefied Natural Gas, Ltd............   577,343    327,002
           Lycopodium, Ltd........................    56,126    402,439
          *Lynas Corp., Ltd.......................   603,861  1,391,698
           M2 Telecommunications Group, Ltd.......   162,571    605,815
           MacMahon Holdings, Ltd................. 3,174,294  1,832,169
           Macquarie Telecom Group, Ltd...........    35,019    404,145
          #*Magma Metals, Ltd.....................   240,771     76,457
          *Manhattan Corp., Ltd...................     7,972      5,964
          *Mantra Resources, Ltd..................   138,423  1,026,545
          *Marengo Mining, Ltd....................   807,511    283,906
          #Maryborough Sugar Factory, Ltd.........    23,139    102,090
          #*Matrix Composites & Engineering, Ltd..    88,721    796,237
           MaxiTRANS Industries, Ltd..............   942,578    238,736
          #Mayne Pharma Group, Ltd................   127,751     79,231
          *McGuigan Simeon Wines, Ltd............. 2,238,544    789,064
          #McMillan Shakespeare, Ltd..............   228,148  2,380,839
          #McPherson's, Ltd.......................   303,441  1,105,192
          #Medusa Mining, Ltd.....................   435,037  3,848,816
          #Melbourne IT, Ltd......................   418,496    864,129
          #*MEO Australia, Ltd....................   681,039    153,531
           Mermaid Marine Australia, Ltd..........   891,753  3,039,560
          #*Mesoblast, Ltd........................   232,262  2,077,492
          #*Metals X, Ltd.........................   131,887     42,285
          *Metgasco, Ltd..........................   549,974    193,615
          #*Metminco, Ltd.........................   913,442    397,794
          *MHM Metals, Ltd........................   101,112    142,581
          *Mikoh Corp., Ltd.......................   813,548     24,891
           Minara Resources, Ltd.................. 1,300,418  1,103,493
           Mincor Resources NL....................   990,706  1,309,680
          *Mineral Deposits, Ltd..................    75,545    555,528
           Mineral Resources, Ltd.................   389,673  4,992,402
          #*Mirabela Nickel, Ltd.................. 1,199,419  2,608,672
          #*Molopo Energy, Ltd.................... 1,186,993  1,167,939
          *Moly Mines, Ltd........................    19,194     21,304
           Monadelphous Group, Ltd................   318,887  6,734,839
          #*Morning Star Gold NL..................   305,574    105,776
           Mortgage Choice, Ltd...................   631,109    996,032
          *Mount Gibson Iron, Ltd................. 2,962,399  6,147,151
          #*Murchison Metals, Ltd................. 1,229,022  1,424,050
          #Myer Holdings, Ltd..................... 2,133,900  7,410,693
          *Namoi Cotton Cooperative, Ltd..........   196,490    105,371
          #*Nanosonics, Ltd.......................   114,614    113,125
           National Can Industries, Ltd...........    97,017    130,266
          *Navigator Resources, Ltd...............   190,153     37,705
          #Navitas, Ltd........................... 1,157,537  5,179,719
          *New Guinea Energy, Ltd.................    93,156     14,279
          *Newland Resources, Ltd................. 1,085,863    131,317
          *Nexbis, Ltd............................   580,630     64,109
          #*Nexus Energy, Ltd. (6289654).......... 4,094,143  1,935,046
          *Nexus Energy, Ltd. (B60YBT9)...........     9,470      4,463
           NIB Holdings, Ltd......................   422,236    678,151
          #*Nido Petroleum, Ltd................... 6,093,154    932,270
          #*Noble Mineral Resources, Ltd..........   390,284    288,054

                                     1229

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

         AUSTRALIA -- (Continued).................
           #*Norfolk Group, Ltd...................   275,913 $  411,701
           *North Australian Diamonds, Ltd........    16,663      5,654
           #*Northern Iron, Ltd...................   358,063    692,734
           *Northern Star Resources, Ltd..........   474,693    203,537
           *Norton Gold Fields, Ltd...............   276,468     48,628
           *Novogen, Ltd..........................    56,500     17,170
            NRW Holdings, Ltd.....................   650,440  1,934,499
           #*Nucoal Resources NL..................   277,304    122,087
           #*Nufarm, Ltd..........................   610,734  3,244,349
           #Oakton, Ltd...........................   378,695    956,536
           #*Oilex, Ltd...........................   207,411    102,454
           *Orbital Corp., Ltd....................    49,264     18,154
           #*Orocobre, Ltd........................   257,530    690,588
           #OrotonGroup, Ltd......................    83,501    767,783
           *Otto Energy, Ltd...................... 1,486,012    147,843
            Pacific Brands, Ltd................... 4,412,120  3,543,353
           #*Pacific Niugini, Ltd.................   200,616     95,030
           #*Pan Pacific Petroleum NL............. 1,094,343    185,869
           *PanAust, Ltd.......................... 8,757,197  7,454,486
            Panoramic Resources, Ltd..............   943,159  2,139,904
           *Paperlinx, Ltd........................ 2,771,649    887,046
            Patties Foods, Ltd....................    22,996     38,137
           #Peet, Ltd............................. 1,096,798  2,081,614
           #*Peninsula Energy, Ltd................ 3,001,010    269,259
           *Perilya, Ltd..........................   784,196    536,361
           #Perpetual Trustees Australia, Ltd.....   159,965  5,070,503
           *Perseus Mining, Ltd................... 1,605,654  5,181,070
           *Pharmaxis, Ltd........................   764,024  2,508,301
           *Photon Group, Ltd.....................   240,874     19,018
           *Plantcorp NL..........................     4,329         --
           #*Platinum Australia, Ltd.............. 1,251,560    703,414
           #*Pluton Resources, Ltd................   265,423    248,449
            PMP, Ltd.............................. 1,793,594  1,444,926
           #*Poseidon Nickel, Ltd.................   425,525    126,456
           #Premier Investments, Ltd..............   217,219  1,430,821
           #*Prima Biomed, Ltd.................... 1,714,879    660,598
           #Primary Health Care, Ltd.............. 1,781,885  6,796,821
           #Prime Media Group, Ltd................ 1,001,480    824,666
           #*PrimeAg Australia, Ltd...............    36,343     57,762
            Programmed Maintenance Service, Ltd...   549,269  1,144,695
           *QRxPharma, Ltd........................    23,100     49,418
           #*Quickstep Holdings, Ltd..............   425,380    157,100
            Ramelius Resources, Ltd...............   802,317  1,180,589
            RCR Tomlinson, Ltd.................... 1,056,974  1,923,328
           #REA Group, Ltd........................   208,861  3,153,330
           #Reckon, Ltd...........................   181,033    516,212
           *Red 5, Ltd............................    42,302      7,238
           #*Red Fork Energy, Ltd.................    67,715     35,053
            Redflex Holdings, Ltd.................   377,855  1,018,899
           #Reece Australia, Ltd..................   238,457  5,493,927
           #*Reed Resources, Ltd..................   350,946    212,092
           #*Regis Resources, Ltd................. 1,156,044  3,047,509
           #Reject Shop, Ltd. (The)...............   117,972  1,436,046
           #*Resolute Mining, Ltd................. 1,711,616  2,207,300
           #*Resource & Investment NL.............   250,005    425,276
           *Resource Generation, Ltd..............   312,705    324,550
           #Retail Food Group, Ltd................    40,519    129,468
           *Rex Minerals, Ltd.....................   371,351  1,091,418
           #*Rialto Energy, Ltd................... 1,244,208    698,642
            Ridley Corp., Ltd..................... 1,283,068  1,878,670
           *RiverCity Motorway Group, Ltd......... 1,563,354     11,995

                                     1230

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

      AUSTRALIA -- (Continued).......................
        #*Robust Resources, Ltd......................   112,565 $  225,468
        *Roc Oil Co., Ltd............................ 1,932,071    913,461
         Rock Building Society, Ltd..................    31,054     79,969
         RP Data, Ltd................................    10,477     19,421
         Runge, Ltd..................................    30,702     14,552
        #Ruralco Holdings, Ltd.......................    88,146    333,669
        #SAI Global, Ltd............................. 1,045,821  5,749,666
        *Salinas Energy, Ltd.........................   637,362    196,579
        #Salmat, Ltd.................................   664,807  2,666,283
        #*Samson Oil & Gas, Ltd...................... 3,124,850    536,460
        #*Sandfire Resources NL......................   394,850  3,107,585
        #*Saracen Mineral Holdings, Ltd.............. 1,420,962  1,095,950
         Schaffer Corp., Ltd.........................    33,766    126,633
         SDI, Ltd....................................   169,883     33,542
        #Sedgman, Ltd................................   286,731    597,574
        #Seek, Ltd...................................   666,916  5,102,086
        #Select Harvests, Ltd........................   286,663    983,681
        *Senex Energy, Ltd...........................   983,073    442,223
        #Servcorp, Ltd...............................   301,327    998,096
        *Service Stream, Ltd......................... 1,432,710    811,229
         Seven Group Holdings, Ltd...................   712,694  7,145,642
        #*Sigma Pharmaceuticals, Ltd................. 4,862,235  1,975,217
        #*Sihayo Gold, Ltd...........................   477,138    109,851
        #*Silex System, Ltd..........................   532,291  2,369,264
        #*Silver Lake Resources, Ltd.................   569,211  1,309,308
         Sirtex Medical, Ltd.........................   218,046  1,275,702
        #*Skilled Group, Ltd.........................   485,248  1,118,011
        #Slater & Gordon, Ltd........................    13,150     35,743
        #SMS Management & Technology, Ltd............   347,409  2,410,348
        #Southern Cross Electrical Engineering, Ltd..    16,785     18,768
        #Southern Cross Media Group, Ltd............. 2,546,520  4,590,720
         SP Ausnet, Ltd..............................   892,356    857,625
        #SP Telemedia, Ltd........................... 1,474,186  2,721,655
         Spark Infrastructure Group, Ltd............. 4,761,050  6,199,067
        #Specialty Fashion Group, Ltd................   809,557    933,616
        #Spotless Group, Ltd......................... 1,196,861  2,585,529
        *St. Barbara, Ltd............................ 1,636,736  4,002,109
        #*Starpharma Holdings, Ltd...................   652,875    902,544
        *Straits Resources , Ltd.....................   878,069    851,765
         Structural Systems, Ltd.....................   138,772    113,016
         STW Communications Group, Ltd...............   834,601  1,062,213
        #*Sundance Energy Australia, Ltd.............   652,337    530,065
        *Sundance Resources, Ltd..................... 8,756,539  3,846,022
        *Sunland Group, Ltd..........................   741,191    561,293
         Super Retail Group, Ltd.....................   836,106  6,595,224
        #*Swick Mining Services, Ltd.................    71,883     28,841
         Symex Holdings, Ltd.........................   363,019    170,910
         Talent2 International, Ltd..................   472,312    865,555
        #*Talisman Mining, Ltd.......................   179,157    148,170
        #*Tanami Gold NL.............................   389,352    373,013
        *Tap Oil, Ltd................................ 2,004,422  2,124,166
         Tassal Group, Ltd...........................   626,912  1,113,101
        #Technology One, Ltd......................... 1,322,653  1,479,496
         Ten Network Holdings, Ltd................... 3,492,166  5,185,837
        #*Terramin Australia, Ltd....................   155,209     62,290
        *Texon Petroleum, Ltd........................   407,587    338,852
        #TFS Corp., Ltd.............................. 1,304,861  1,251,383
        *Thakral Holdings Group, Ltd................. 2,559,697  1,320,539
        *ThinkSmart, Ltd.............................    20,693     18,516
         Thorn Group, Ltd............................   317,062    695,519
        #*Thundelarra Exploration, Ltd...............   260,965    121,957

                                     1231

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CONTINUED

                                                               Shares      Value++
                                                               ------      -----

AUSTRALIA -- (Continued)..................................
  #*Tiger Resources, Ltd..................................  1,596,431 $  1,089,683
  *TNG, Ltd...............................................    207,823       27,278
  #*Toro Energy, Ltd......................................     70,156        8,438
   Tower Australia Group, Ltd.............................  1,617,790    7,093,004
  #Tox Free Solutions, Ltd................................    355,104      842,734
  #Transfield Services, Ltd...............................  1,745,379    6,819,577
  #Transfield Services, Ltd. Infrastructure Fund..........  1,534,976    1,320,766
  *Transpacific Industries Group, Ltd.....................  2,732,599    3,337,505
  *Troy Resources NL......................................    346,695    1,368,779
  #Trust Co., Ltd. (The)..................................     82,756      554,041
  #UGL, Ltd...............................................    332,576    5,514,381
  #*UXC, Ltd..............................................  1,169,545      744,718
  #*Venture Minerals, Ltd.................................    413,913      189,364
  *Venturex Resources, Ltd................................     42,171        4,593
  *View Resources, Ltd....................................     64,168      182,869
   Village Roadshow, Ltd..................................    907,781    4,303,603
  #*Virgin Blue Holdings, Ltd.............................  6,567,681    2,056,930
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd...      1,203        5,928
  #Watpac, Ltd............................................    683,114    1,173,792
  #WDS, Ltd...............................................    375,342      297,869
  *Webfirm Group, Ltd.....................................    124,813       15,790
  #Webjet, Ltd............................................    356,064      813,710
  *Webster, Ltd...........................................    144,737       71,536
  #West Australian Newspapers Holdings, Ltd...............  1,216,239    6,681,153
  #Western Areas NL.......................................    558,671    4,128,176
  #*Westgold Resources, Ltd...............................     42,135       13,199
  #*White Energy Co., Ltd.................................    643,913    1,899,909
   WHK Group, Ltd.........................................  1,202,433    1,201,680
  #Wide Bay Australia, Ltd................................     78,297      835,521
  #*WildHorse Energy, Ltd.................................    212,714       93,707
  *Willmott Forests, Ltd..................................     17,224        6,041
  #*Windimurra Vanadium, Ltd..............................    537,429      100,142
  #Wotif.com Holdings, Ltd................................    505,776    3,171,075
  #*WPG Resources, Ltd....................................    430,485      332,050
                                                                      ------------
TOTAL AUSTRALIA...........................................             667,132,186
                                                                      ------------

HONG KONG -- (18.1%)......................................
  *ABC Communications Holdings, Ltd.......................    726,000       65,617
   Aeon Credit Service (Asia) Co., Ltd....................    580,000      465,650
   Aeon Stores Hong Kong Co., Ltd.........................    234,000      492,146
   Alco Holdings, Ltd.....................................  1,426,000      650,516
   Allan International Holdings, Ltd......................    720,000      352,869
   Allied Group, Ltd......................................    683,200    2,343,409
   Allied Properties, Ltd................................. 12,297,857    2,440,769
  *Amax Holdings, Ltd.....................................  9,312,000      161,301
  *Apac Resources, Ltd.................................... 12,600,000      730,793
  *APT Satellite Holdings, Ltd............................    850,000      311,593
  #*Artel Solutions Group Holdings, Ltd...................  7,885,000      304,810
  *Artini China Co., Ltd..................................  2,530,000      117,440
   Arts Optical International Holdings, Ltd...............    730,000      314,657
   Asia Financial Holdings, Ltd...........................  2,474,908    1,121,047
   Asia Satellite Telecommunications Holdings, Ltd........    962,000    2,038,468
   Asia Standard Hotel Group, Ltd......................... 13,327,218    1,134,732
   Asia Standard International Group, Ltd................. 14,433,185    3,297,646
  *Asia TeleMedia, Ltd....................................  2,832,000       36,465
  *Associated International Hotels, Ltd...................    972,000    2,103,960
  #Aupu Group Holding Co., Ltd............................  2,504,000      294,154
   Automated Systems Holdings, Ltd........................    394,000       76,215
   Bauhaus International Holdings, Ltd....................    662,000      257,005
  *Bel Global Resources Holdings, Ltd.....................  2,576,000       40,910
  *Bio-Dynamic Group, Ltd.................................  2,544,000      376,736

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
                                                          Shares    Value++
                                                          ------    -----

    HONG KONG -- (Continued).........................
      *Birmingham International Holdings, Ltd........  6,502,000 $  174,216
      #*Bonjour Holdings, Ltd........................  4,356,000    759,367
       Bossini International Holdings, Ltd...........  3,871,500    439,256
      #*Burwill Holdings, Ltd........................  8,300,960    487,010
      #Cafe de Coral Holdings, Ltd...................  1,172,000  2,726,846
      *Capital Estate, Ltd...........................  5,151,000    249,599
      *Capital Publications, Ltd..................... 20,847,170    430,225
       Celestial Asia Securities Holdings, Ltd.......  7,455,720    498,454
       Century City International Holdings, Ltd......  6,419,460    488,554
       Century Sunshine Group Holdings, Ltd..........  3,655,000    120,025
       Champion Technology Holdings, Ltd............. 14,734,387    298,153
       Chen Hsong Holdings, Ltd......................    898,000    506,018
       Cheuk Nang Holdings, Ltd......................    379,041    195,664
       Chevalier International Holdings, Ltd.........    737,482  1,005,803
       Chevalier Pacific Holdings, Ltd...............  5,497,500    184,071
      #*Chigo Holding, Ltd...........................    722,000     69,767
      *China Best Group Holding, Ltd.................  3,721,400     86,809
      *China Boon Holdings, Ltd......................  5,860,000    268,245
      *China Digicontent Co., Ltd....................  2,710,000      3,489
      *China Digital Licensing Group, Ltd............  2,190,000    109,974
      *China Electronics Corp. Holdings Co., Ltd.....  2,888,250    316,769
      *China Energy Development Holdings, Ltd........ 21,966,000    806,639
      *China Flavors & Fragrances Co., Ltd...........    138,711     31,896
      *China Infrastructure Investment, Ltd..........  8,680,000    313,349
      *China Investments Holdings, Ltd...............    149,000      4,043
      *China Mandarin Holdings, Ltd..................  5,012,400    252,034
       China Metal International Holdings, Ltd.......  2,582,000    796,917
      *China Motion Telecom International, Ltd.......  5,080,000     89,697
       China Motor Bus Co., Ltd......................     55,000    520,451
      *China Ocean Shipbuilding Industry Group, Ltd..  4,137,500     93,387
      *China Pipe Group, Ltd.........................    100,000        543
      *China Properties Investment Holdings, Ltd.....     38,000      1,622
      #*China Public Procurement, Ltd................  5,352,000    468,612
      *China Renji Medical Group, Ltd................ 12,784,000     98,766
      *China Solar Energy Holdings, Ltd.............. 18,630,000    306,838
      *China Strategic Holdings, Ltd................. 12,365,000    354,242
       China Taisan Technology Group Holdings, Ltd...    545,000     69,136
      #*China Timber Resources Group, Ltd............ 32,400,000  1,336,275
       China Ting Group Holdings, Ltd................  2,443,151    349,629
      *China Tycoon Beverage Holdings, Ltd...........  2,732,000    128,516
      *China WindPower Group, Ltd.................... 14,540,000  1,518,128
      *China Yunnan Tin Minerals Group Co., Ltd......  9,428,000    115,473
       China-Hongkong Photo Products Holdings, Ltd...  2,123,000    196,973
       Chinney Investments, Ltd......................  1,144,000    179,351
      #Chong Hing Bank, Ltd..........................    878,000  2,244,968
       Chow Sang Sang Holdings, Ltd..................  1,226,680  3,375,939
       Chu Kong Shipping Development Co., Ltd........  2,188,000    521,284
      *Chuang's China Investments, Ltd...............  3,388,000    240,351
       Chuang's Consortium International, Ltd........  3,569,965    493,072
       Chun Wo Development Holdings, Ltd.............  2,002,926    144,675
      #Citic 1616 Holdings, Ltd......................  4,388,000  1,251,369
      *City e-Solutions, Ltd.........................    186,000     21,517
      #City Telecom, Ltd.............................  1,517,751  1,141,972
      *CK Life Sciences International Holdings, Inc.. 12,548,000    857,948
      *Climax International Co., Ltd.................     40,700        131
      *CNT Group, Ltd................................  8,315,264    386,421
       COL Capital, Ltd..............................  2,725,840    484,529
       Computer & Technologies Holdings, Ltd.........    432,000    105,900
       Continental Holdings, Ltd.....................  5,148,250    104,267
      *Cosmos Machinery Enterprises, Ltd.............  1,616,400    233,783
      *Cosway Corp., Ltd.............................  1,235,000    135,268

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
                                                            Shares    Value++
                                                            ------    -----

  HONG KONG -- (Continued).............................
    *CP Lotus Corp..................................... 11,420,000 $  462,028
     Cross-Harbour Holdings, Ltd. (The)................    657,520    583,776
    *CSI Properties, Ltd............................... 20,399,625    697,153
    *CST Mining Group, Ltd............................. 78,008,000  2,082,276
    *Culture Landmark Investment, Ltd.................. 10,196,000    244,191
    *Dah Chong Hong Holdings, Ltd......................    337,000    386,250
     Dah Sing Banking Group, Ltd.......................  1,071,840  1,737,520
     Dah Sing Financial Holdings, Ltd..................    365,750  2,301,976
    *Daisho Microline Holdings, Ltd....................    522,000     31,062
    *Dan Form Holdings Co., Ltd........................  3,261,260    344,808
    *DBA Telecommunication Asia Holdings, Ltd..........  1,756,000    389,398
    #*Dejin Resources Group Co., Ltd................... 20,358,000    567,167
     Dickson Concepts International, Ltd...............    911,000    722,555
    *Digitalhongkong.com, Ltd..........................     27,370      5,833
    *Dragonite International, Ltd......................    330,000      7,822
     DVN Holdings, Ltd.................................  2,183,000    152,105
    *Dynamic Energy Holdings, Ltd......................  5,420,301    485,882
     Dynamic Holdings, Ltd.............................    374,000     77,305
     Eagle Nice International Holdings, Ltd............  1,078,000    302,928
     EcoGreen Fine Chemicals Group, Ltd................  1,112,000    370,277
    *Eforce Holdings, Ltd..............................  5,402,000     52,902
    *EganaGoldpfeil Holdings, Ltd......................  4,121,757         --
    *E-Kong Group, Ltd.................................    620,000     44,537
     Emperor Entertainment Hotel, Ltd..................  2,440,000    512,714
     Emperor International Holdings, Ltd...............  5,836,768  1,272,768
    #*Emperor Watch & Jewellery, Ltd...................  9,550,000  1,394,854
    #*ENM Holdings, Ltd................................ 15,112,000  1,387,110
    *EPI Holdings, Ltd................................. 42,599,273    286,056
    *eSun Holdings, Ltd................................  2,140,000    770,837
     EVA Precision Industrial Holdings, Ltd............  2,382,000  2,045,480
    *Ezcom Holdings, Ltd...............................     72,576        449
    #Fairwood, Ltd.....................................    316,600    442,880
     Far East Consortium International, Ltd............  4,570,342  1,132,624
    *Far East Technology International, Ltd............    179,520     17,799
    *First Natural Foods Holdings, Ltd.................  2,365,000         --
     Fong's Industries Co., Ltd........................    440,000    281,537
    *Foundation Group, Ltd.............................  2,350,000     35,403
     Fountain SET Holdings, Ltd........................  1,818,000    456,987
     Four Seas Mercantile Holdings, Ltd................    592,000    175,086
    *Frasers Property China, Ltd....................... 16,477,000    412,338
    *Freeman Corp., Ltd................................ 11,265,000    370,412
     Fubon Bank Hong Kong, Ltd.........................  1,440,000    951,193
     Fujikon Industrial Holdings, Ltd..................    912,000    185,784
    *Genting Hong Kong, Ltd............................     17,000      7,343
     Get Nice Holdings, Ltd............................ 12,168,000    910,714
     Giordano International, Ltd.......................  7,162,000  5,173,960
    *Global Green Tech Group, Ltd......................  4,876,000     77,961
    *Global Tech Holdings, Ltd.........................  5,498,000     38,204
     Glorious Sun Enterprises, Ltd.....................  2,662,000  1,090,599
     Gold Peak Industries Holding, Ltd.................  3,118,642    405,769
    #*Golden Resorts Group, Ltd........................ 11,717,000  1,797,617
     Golden Resources Development International, Ltd...  3,330,500    223,387
     Goldin Financial Holdings, Ltd....................    480,000     44,215
    *Goldin Properties Holdings, Ltd...................  2,040,000    984,296
     Golik Holdings, Ltd...............................    250,500     31,345
    *Good Fellow Resources Holdings, Ltd...............  1,670,000    106,480
    *Grande Holdings, Ltd..............................    882,000     57,512
     Great Eagle Holdings, Ltd.........................    885,499  3,153,017
    *G-Resources Group, Ltd............................ 50,175,000  3,881,656
    *Group Sense International, Ltd....................  2,448,000     73,485
     Guangnan Holdings, Ltd............................  2,249,600    461,383

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
                                                              Shares    Value++
                                                              ------    -----

HONG KONG -- (Continued).................................
  *Guojin Resources Holdings, Ltd........................  1,724,295 $   44,943
   Haitong International Securities Group, Ltd...........  1,175,586    772,855
  *Hang Fung Gold Technology, Ltd........................  1,972,482         --
  #Hang Ten Group Holdings, Ltd..........................  2,254,000    604,829
  *Hannstar Board International Holdings, Ltd............  1,446,000    158,673
   Hanny Holdings, Ltd...................................    747,979     29,953
  *Hans Energy Co., Ltd..................................  7,556,000    226,386
   Harbour Centre Development, Ltd.......................    900,500  1,299,280
   Henderson Investment, Ltd.............................  3,995,000    391,756
  *Hengli Properties Development Group, Ltd..............    336,000     35,504
   High Fashion International, Ltd.......................    268,000    112,667
   HKR International, Ltd................................  2,494,336  1,457,085
   Hon Kwok Land Investment Co., Ltd.....................    306,800    116,178
  *Hong Fok Land, Ltd....................................  1,210,000      1,558
   Hong Kong & Shanghai Hotels, Ltd......................      9,294     16,395
  *Hong Kong Catering Management, Ltd....................    542,796    116,350
   Hong Kong Ferry Holdings, Ltd.........................    809,300    774,127
   Hong Kong Food Investment Holdings, Ltd...............    202,184     32,658
  *Hongkong Chinese, Ltd.................................  4,628,000  1,012,016
   Hop Fung Group Holdings, Ltd..........................    888,000    105,833
   Hsin Chong Construction Group, Ltd....................  1,569,658    323,672
  #*Huafeng Group Holdings, Ltd..........................  6,713,325    346,419
   Hung Hing Printing Group, Ltd.........................  1,188,000    481,646
  *Hutchison Harbour Ring, Ltd...........................  9,432,000  1,081,939
  *Hutchison Telecommunications Hong Kong Holdings, Ltd..  1,964,000    617,833
  *Hybrid Kinetic Group, Ltd............................. 14,884,000    278,196
  *HyComm Wireless, Ltd..................................     89,090     43,669
  *I-Cable Communications, Ltd...........................    531,000     55,539
  *IDT International, Ltd................................  6,240,183    167,634
  *Imagi International Holdings, Ltd..................... 10,760,000    472,734
  *International Resources Enterprise, Ltd...............    330,000     74,253
  *iOne Holdings, Ltd....................................  3,140,000     95,852
   IPE Group, Ltd........................................  2,060,000    393,352
  #IT, Ltd...............................................  2,802,532  2,261,837
   ITC Corp., Ltd........................................    893,645     44,262
  *ITC Properties Group, Ltd.............................  3,645,747    963,445
  #*Jinchuan Group International Resources Co., Ltd......    835,000    406,764
  *Jinhui Holdings, Ltd..................................    384,000     91,511
  *Jiuzhou Development Co., Ltd..........................  2,558,000    214,202
  *JLF Investment Co., Ltd...............................  3,293,500    319,081
   Joyce Boutique Holdings, Ltd..........................  1,530,000    160,083
   Junefield Department Store Group, Ltd.................    306,000     27,940
  #K Wah International Holdings, Ltd.....................  5,583,405  2,227,446
  *Kam Hing International Holdings, Ltd..................  1,974,000    260,059
   Kantone Holdings, Ltd................................. 14,737,990    187,872
  *Karl Thomson Holdings, Ltd............................  1,188,000     91,755
   Karrie International Holdings, Ltd....................  1,383,600     89,156
   Keck Seng Investments (Hong Kong), Ltd................    904,600    454,959
   Kin Yat Holdings, Ltd.................................    586,000    207,618
  *King Pacific International Holdings, Ltd..............  1,404,200     22,059
  #*King Stone Energy Group, Ltd......................... 55,920,000  1,353,671
   Kingmaker Footwear Holdings, Ltd......................  1,476,955    323,570
   Kith Holdings, Ltd....................................    204,000     40,739
  *Kiu Hung Energy Holdings, Ltd......................... 10,810,000    343,481
  *Ko Yo Ecological Agrotech Group, Ltd.................. 16,260,000    429,670
  *Kowloon Development Co., Ltd..........................  1,588,000  2,101,581
  *KPI Co., Ltd..........................................    954,000     64,169
  *KTP Holdings, Ltd.....................................    560,400    101,632
   Kwoon Chung Bus Holdings, Ltd.........................    556,000    136,532
  *Lai Sun Development Co., Ltd.......................... 70,007,800  2,395,463
  *Lai Sun Garment International, Ltd....................  2,770,000    357,722

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
                                                                Shares    Value++
                                                                ------    -----

HONG KONG -- (Continued)...................................
   Lam Soon Hong Kong, Ltd.................................    302,310 $  297,256
   Le Saunda Holdings, Ltd.................................     34,000     17,016
  *Leading Spirit High-Tech Holdings Co., Ltd..............  2,310,000      2,974
  #*Lee & Man Holdings, Ltd................................  1,420,000  1,731,375
   Lerado Group Holdings Co., Ltd..........................  1,900,000    338,177
   Li Heng Chemical Fibre Technologies, Ltd................  1,582,000    226,791
  *Lippo China Resources, Ltd..............................  7,700,000    248,390
   Lippo, Ltd..............................................  1,195,700    577,910
  *Lisi Group Holdings, Ltd................................  4,262,000    268,357
   Liu Chong Hing Investment, Ltd..........................    775,200  1,091,722
  *Longrun Tea Group Co., Ltd..............................  1,900,000    147,055
   Luen Thai Holdings, Ltd.................................  1,345,000    136,802
  #Luk Fook Holdings International, Ltd....................  1,226,000  4,554,137
  #Luks Industrial Group, Ltd..............................    428,913    138,044
  *Lung Cheong International Holdings, Ltd.................  6,790,000    350,091
   Lung Kee (Bermuda) Holdings, Ltd........................  1,597,875  1,082,384
  *Madex International Holdings, Ltd.......................  3,182,000     77,853
  *Magnificent Estates, Ltd................................ 13,184,000    578,628
   Mainland Headwear Holdings, Ltd.........................    765,600    104,244
   Man Yue Technology Holdings, Ltd........................  1,064,000    295,538
  *Mascotte Holdings, Ltd..................................  6,636,000    410,666
   Matrix Holdings, Ltd....................................  1,067,414    215,420
  *Mei Ah Entertainment Group, Ltd......................... 11,040,000    277,459
   Melbourne Enterprises, Ltd..............................     40,500    612,354
  #Melco International Development, Ltd....................  3,309,000  2,814,586
   Midland Holdings, Ltd...................................  2,914,000  2,256,823
  *Ming Fai International Holdings, Ltd....................  1,680,000    499,119
  *Ming Fung Jewellery Group, Ltd..........................  6,610,000    810,418
   Miramar Hotel & Investment Co., Ltd.....................    772,000    944,876
   Modern Beauty Salon Holdings, Ltd.......................    160,000     17,725
  *Mongolia Energy Corp, Ltd...............................  6,380,000  1,503,599
   Nanyang Holdings, Ltd...................................    137,500    431,871
   National Electronics Holdings, Ltd......................  2,156,000    216,670
   Natural Beauty Bio-Technology, Ltd......................  4,470,000  1,105,381
  #Neo-Neon Holdings, Ltd..................................  1,712,500    628,620
   New Century Group Hong Kong, Ltd........................ 13,351,464    297,567
  *New Focus Auto Tech Holdings, Ltd.......................     96,000     33,964
  *New Smart Energy Group, Ltd............................. 18,150,000    210,834
  #*New Times Energy Corp, Ltd............................. 23,374,000    476,038
  #Neway Group Holdings, Ltd............................... 24,579,087  1,140,709
  *NewOcean Green Energy Holdings, Ltd.....................  2,880,000    564,727
  *Next Media, Ltd.........................................  3,725,183    461,043
  *Ngai Lik Industrial Holdings, Ltd.......................  2,522,000     32,601
  *Norstar Founders Group, Ltd.............................  3,256,000         --
  #*North Asia Resources Holdings, Ltd.....................  2,108,600    291,075
  #*Omnicorp, Ltd..........................................  1,626,000    624,324
  #*Orange Sky Golden Harvest Entertainment Holdings, Ltd..  6,229,706    382,297
  *Orient Power Holdings, Ltd..............................    804,000     19,463
   Oriental Watch Holdings, Ltd............................  1,069,000    586,578
   Pacific Andes International Holdings, Ltd...............  5,262,919    862,334
  #Pacific Basin Shipping, Ltd.............................  7,551,000  4,685,250
   Pacific Century Premium Developments, Ltd...............  4,403,000    840,840
   Pacific Textile Holdings, Ltd...........................  1,750,000  1,140,176
   Paliburg Holdings, Ltd..................................  2,290,830    901,128
   Pan Asia Environmental Protection Group, Ltd............  1,258,432    228,775
   Paul Y Engineering Group, Ltd...........................     77,759      5,849
  #*Peace Mark Holdings, Ltd...............................  2,738,022         --
  *Pearl Oriental Innovation, Ltd..........................  3,799,000    617,282
   Pegasus International Holdings, Ltd.....................    226,000     37,881
   Pico Far East Holdings, Ltd.............................  3,910,000    765,811
  *PME Group, Ltd..........................................  5,960,000    430,841

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

     HONG KONG -- (Continued)........................
       *PNG Resources Holdings, Ltd.................. 16,626,362 $  568,279
        Pokfulam Development Co., Ltd................    234,000    225,452
       *Polytec Asset Holdings, Ltd..................  4,993,526    759,552
       *Premium Land, Ltd............................  4,950,000    132,574
        Public Financial Holdings, Ltd...............  1,928,000  1,204,988
       *PYI Corp., Ltd............................... 12,344,000    510,176
       *Pyxis Group, Ltd.............................  1,936,000     42,378
       *QPL International Holdings, Ltd..............    603,000     25,552
        Quality Healthcare Asia, Ltd.................     50,000     32,132
        Raymond Industrial, Ltd......................  1,383,400    182,381
        Regal Hotels International Holdings, Ltd.....  2,393,800  1,077,095
       *Rising Development Holdings, Ltd.............  2,278,000    474,489
        Rivera Holdings, Ltd.........................  5,710,000    253,611
        Roadshow Holdings, Ltd.......................  1,456,000    134,542
       #Royale Furniture Holdings, Ltd...............  1,440,700    681,106
        S.A.S. Dragon Holdings, Ltd..................  1,440,000    422,687
       #Sa Sa International Holdings, Ltd............  4,066,000  2,439,319
        Safety Godown Co., Ltd.......................    398,000    312,820
        Samling Global, Ltd..........................  6,004,000    831,133
        Samson Paper Holdings, Ltd...................  1,800,000    125,608
       *San Miguel Brewery Hong Kong, Ltd............    612,800    103,902
       *Sanyuan Group, Ltd...........................    415,000      8,015
        SEA Holdings, Ltd............................  1,140,000    724,226
       *Sheng Yuan Holdings, Ltd.....................    210,000     24,430
       #Shenyin Wanguo, Ltd..........................  1,297,500    570,194
       *Shenzhen High-Tech Holdings, Ltd.............    812,000     71,147
       *Shougang Concord Grand Group, Ltd............  2,451,000    129,704
       *Shougang Concord Technology Holdings, Ltd....  4,201,809    216,457
       #Shui On Construction & Materials, Ltd........  1,236,000  1,666,025
       *Shun Ho Resources Holdings, Ltd..............    483,000     76,956
       *Shun Ho Technology Holdings, Ltd.............  1,037,452    168,510
       #Shun Tak Holdings, Ltd.......................  4,299,941  2,686,799
        Sing Tao News Corp., Ltd.....................  1,974,000    593,946
       *Singamas Container Holdings, Ltd.............  5,922,000  2,724,496
       *Sino Dragon New Energy Holdings, Ltd.........  5,616,000    709,112
       *Sino Gas Group, Ltd..........................  4,980,000    180,034
       *Sinocan Holdings, Ltd........................    350,000      1,758
       *Sinocop Resources Holdings, Ltd..............  3,810,000    514,309
       *Sino-Tech International Holdings, Ltd........ 19,750,000    435,368
       #*Sinotel Technologies, Ltd...................    719,000    159,107
       *SIS International Holdings, Ltd..............     34,000     15,509
       *Skyfame Realty Holdings, Ltd.................  2,737,750    193,885
       #SmarTone Telecommunications Holdings, Ltd....  2,593,000  4,010,979
       *SMI Publishing Group, Ltd....................    250,511        484
        Solomon Systech International, Ltd...........  6,312,000    350,285
        South China (China), Ltd.....................  6,744,000    581,356
        South China Financial Holdings, Ltd..........  4,872,000     67,872
        Southeast Asia Properties & Finance, Ltd.....    289,891     85,887
       *Starlight International Holdings, Ltd........  3,125,325     93,265
       #Stella International Holdings, Ltd...........    740,074  1,680,957
        Styland Holdings, Ltd........................    129,347        291
       *Success Universe Group, Ltd..................  5,552,000    435,639
        Sun Hing Vision Group Holdings, Ltd..........    358,000    168,222
        Sun Hung Kai & Co., Ltd......................  1,422,621  1,209,682
       *Sun Innovation Holdings, Ltd................. 10,235,655    305,713
       *Sunway International Holdings, Ltd...........    866,000     30,097
       *Superb Summit International Timber Co., Ltd.. 11,571,600    484,716
       #*Sustainable Forest Holdings, Ltd............ 10,415,250    780,081
        SW Kingsway Capitol Holdings, Ltd............  5,750,000    199,341
        Synergis Holdings, Ltd.......................    322,033     35,666
       #*Tack Fat Group International, Ltd...........    444,800         --

                                     1237

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CONTINUED

                                                             Shares    Value++
                                                             ------    -----

  HONG KONG -- (Continued)..............................
    *Tack Hsin Holdings, Ltd............................    972,000 $  409,309
     Tai Cheung Holdings, Ltd...........................  1,919,000  1,442,229
     Tai Sang Land Development, Ltd.....................    576,984    267,554
     Tan Chong International, Ltd.......................  1,212,000    314,261
    #Techtronic Industries Co., Ltd.....................  4,086,000  5,598,146
    *Termbray Industries International (Holdings), Ltd..  2,304,900    267,045
     Tern Properties Co., Ltd...........................     51,200     21,776
    *Texhong Textile Group, Ltd.........................    494,000    474,823
     Texwinca Holdings, Ltd.............................  2,136,000  2,410,188
    *Theme International Holdings, Ltd..................  4,090,000    368,431
    *Tian Teck Land, Ltd................................  1,054,000    922,609
    #*Titan Petrochemicals Group, Ltd................... 11,760,000    970,352
    *Tom Group, Ltd.....................................  3,612,000    428,140
    *Tomorrow International Holdings, Ltd...............  4,941,420    223,097
     Tongda Group Holdings, Ltd......................... 10,120,000    502,911
    #Top Form International, Ltd........................  2,760,000    227,913
    *Topsearch International Holdings, Ltd..............  3,860,000    174,438
    *Town Health International Investments, Ltd.........  1,175,165    189,106
    *Tradelink Electronic Commerce, Ltd.................    432,000     70,106
     Transport International Holdings, Ltd..............    862,941  2,721,118
    *Trinity, Ltd.......................................  2,566,000  2,803,867
     Tristate Holdings, Ltd.............................    188,000     99,287
    *TSC Group Holdings, Ltd............................  1,353,000    429,197
    #Tse Sui Luen Jewellery International, Ltd..........    300,000    274,171
     Tungtex Holdings Co., Ltd..........................    910,000    173,211
     Tysan Holdings, Ltd................................  1,040,773    208,910
    *U-Right International Holdings, Ltd................  4,746,000      8,555
    *Value Convergence Holdings, Ltd....................  1,216,000    282,010
    #Value Partners Group, Ltd..........................  2,122,000  1,913,802
     Van Shung Chong Holdings, Ltd......................  2,185,335    216,947
    *Vantage International Holdings, Ltd................  2,778,000    332,424
     Varitronix International, Ltd......................  1,072,293    733,055
     Vedan International Holdings, Ltd..................  3,272,000    273,927
     Veeko International Holdings, Ltd..................  4,423,751    236,418
     Victory City International Holdings, Ltd...........  3,225,076    720,347
    *Vision Values Holdings, Ltd........................    281,400     11,606
    *Vital Group Holdings, Ltd..........................    470,000     55,863
     Vitasoy International Holdings, Ltd................  3,623,000  3,114,211
    *Vongroup, Ltd...................................... 10,865,000     89,664
    *VST Holdings, Ltd..................................  2,198,000    627,726
     Wah Ha Realty Co., Ltd.............................    278,600    112,335
    #*Wah Nam International Holdings, Ltd...............  3,148,000    654,881
     Wai Kee Holdings, Ltd..............................  8,176,738  1,775,793
    *Wai Yuen Tong Medicine Holdings, Ltd...............  1,664,341     39,296
     Wang On Group, Ltd.................................  6,631,286    100,725
    *Warderly International Holdings, Ltd...............    520,000     32,139
     Water Oasis Group, Ltd.............................  1,632,000    242,233
     Win Hanverky Holdings, Ltd.........................  1,712,000    224,956
    *Winfoong International, Ltd........................  1,331,000     24,006
    *Wing Hing International Holdings, Ltd..............  4,090,000    295,216
     Wing On Co. International, Ltd.....................    781,000  1,655,097
    *Wing Tai Properties, Ltd...........................  1,957,331    818,907
    *Winteam Pharmaceutical Group, Ltd..................  4,264,000    764,139
     Wong's International (Holdings), Ltd...............    737,641    215,723
     Wong's Kong King International Holdings, Ltd.......    120,000     14,322
     Xingye Copper International Group, Ltd.............  1,559,000    323,790
     Y. T. Realty Group, Ltd............................    865,000    255,732
     Yangtzekiang Garment, Ltd..........................    606,500    164,193
     Yau Lee Holdings, Ltd..............................    534,000     81,248
    *Yeebo (International Holdings), Ltd................    572,000     97,966
     YGM Trading, Ltd...................................    345,000    826,122

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CONTINUED

                                                            Shares      Value++
                                                            ------      -----

 HONG KONG -- (Continued)..............................
   *Yueshou Environmental Holdings, Ltd................    510,800 $      4,547
    Yugang International, Ltd.......................... 95,100,000      931,023
    Yunnan Enterprises Holdings, Ltd...................    306,000       18,972
   *ZZNode Technologies Co., Ltd.......................  3,600,000      296,193
                                                                   ------------
 TOTAL HONG KONG.......................................             233,000,519
                                                                   ------------

 MALAYSIA -- (0.0%)....................................
   *Autoways Holdings Berhad...........................     10,000        4,355
   *Rekapacific Berhad.................................    473,000           --
                                                                   ------------
 TOTAL MALAYSIA........................................                   4,355
                                                                   ------------

 NEW ZEALAND -- (4.9%).................................
    Abano Healthcare Group, Ltd........................     26,266       95,859
    Air New Zealand, Ltd...............................  1,502,638    1,353,276
    Auckland International Airport, Ltd................  1,384,647    2,491,507
    Cavalier Corp., Ltd................................    283,674      803,362
    CDL Investments (New Zealand), Ltd.................    395,965       87,008
    Colonial Motor Co., Ltd............................    148,846      297,787
   *Ebos Group, Ltd....................................    173,563    1,026,669
   *Fisher & Paykel Appliances Holdings, Ltd...........  3,072,837    1,495,953
    Fisher & Paykel Healthcare Corp., Ltd..............  2,569,174    6,437,606
    Freightways, Ltd...................................    744,329    2,076,973
    Hallenstein Glasson Holdings, Ltd..................    242,461      775,793
    Hellaby Holdings, Ltd..............................    344,804      649,275
    Infratil, Ltd......................................  2,201,838    3,387,044
    Mainfreight, Ltd...................................    393,752    2,960,972
    Methven, Ltd.......................................     70,490       89,028
    Michael Hill International, Ltd....................  1,534,152    1,132,952
    Millennium & Copthorne Hotels (New Zealand), Ltd...  1,387,344      512,049
    New Zealand Exchange, Ltd..........................    296,786      553,955
    New Zealand Oil & Gas, Ltd.........................  1,810,156    1,423,898
    New Zealand Refining Co., Ltd......................    613,210    2,234,467
    Northland Port Corp. (New Zealand), Ltd............    217,513      290,176
   #Nuplex Industries, Ltd.............................  1,006,382    2,664,467
   *Pike River Coal, Ltd...............................    490,805           --
    Port of Tauranga, Ltd..............................    528,322    3,704,176
    Pumpkin Patch, Ltd.................................    606,913      630,012
    Pyne Gould Corp., Ltd..............................    639,693      165,547
   #*Pyne Gould Guinness, Ltd..........................  1,682,123      668,178
   *Rakon, Ltd.........................................    218,439      212,545
    Restaurant Brands New Zealand, Ltd.................    369,175      747,231
   *Richina Pacific, Ltd...............................    274,180       79,877
   *Rubicon, Ltd.......................................  1,113,829      960,221
   #Ryman Healthcare, Ltd..............................  1,665,657    3,429,730
    Sanford, Ltd.......................................    393,618    1,745,038
    Scott Technology, Ltd..............................     27,557       33,258
   *Seafresh Fisheries, Ltd............................     80,520        1,824
    Skellerup Holdings, Ltd............................    274,790      293,723
    Sky City Entertainment Group, Ltd..................  2,560,206    7,386,175
    Sky Network Television, Ltd........................    927,293    4,377,920
    South Port (New Zealand), Ltd......................     30,744       79,490
   #Steel & Tube Holdings, Ltd.........................    389,046      850,809
   *Tenon, Ltd.........................................     19,132       15,895
    Tourism Holdings, Ltd..............................    274,867      164,284
    Tower, Ltd.........................................    850,832    1,293,368
    TrustPower, Ltd....................................     12,139       74,673
    Vector, Ltd........................................    968,771    2,011,764
    Warehouse Group, Ltd...............................    496,981    1,471,654
                                                                   ------------
 TOTAL NEW ZEALAND.....................................              63,237,468
                                                                   ------------

                                     1239

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CONTINUED

                                                        Shares    Value++
                                                        ------    -----

      SINGAPORE -- (9.6%)..........................
        #*Abterra, Ltd.............................    435,800 $  412,075
         Advanced Holdings, Ltd....................    691,000    128,080
        *AFP Properties, Ltd.......................  4,095,000  1,173,659
        *Allgreen Properties, Ltd..................  2,801,000  2,703,796
         Armstrong Industrial Corp., Ltd...........  1,236,000    414,508
        *Asia Environment Holdings, Ltd............    528,793     97,276
        *Asiasons Capital, Ltd.....................  1,023,000    158,943
        *Asiatravel.com Holdings, Ltd..............     17,879      5,865
         ASL Marine Holdings, Ltd..................    719,600    365,466
        *A-Sonic Aerospace, Ltd....................    408,996     25,179
        #AusGroup, Ltd.............................  1,144,000    425,972
         Baker Technology, Ltd.....................  1,272,000    432,593
        *Ban Joo & Co., Ltd........................  2,179,000     62,305
        *Banyan Tree Holdings, Ltd.................    955,000    737,199
        *Beng Kuang Marine, Ltd....................    922,000    158,397
         Best World International, Ltd.............    221,500     47,983
         Beyonics Technology, Ltd..................  6,949,300  1,022,641
        #*BH Global Marine, Ltd....................    621,000    122,255
        *Biosensors International Group, Ltd.......  2,918,237  3,221,162
         Bonvests Holdings, Ltd....................    978,000    828,354
         Boustead Singapore, Ltd...................    671,000    559,618
         Breadtalk Group, Ltd......................    345,800    178,037
        #Broadway Industrial Group, Ltd............    461,000    395,885
        *Brothers Holdings, Ltd....................    454,628     70,059
        #Bukit Sembawang Estates, Ltd..............    405,003  1,446,462
        *Bund Center Investment, Ltd...............  1,696,000    291,581
         CEI Contract Manufacturing, Ltd...........    432,000     43,591
        *Cerebos Pacific, Ltd......................    542,000  2,454,468
         CH Offshore, Ltd..........................  1,539,400    560,299
        *Changjiang Fertilizer Holdings, Ltd.......        515        107
         China Aviation Oil Singapore Corp., Ltd...    926,000  1,023,151
         China Dairy Group, Ltd....................  1,502,000    107,053
        *China Energy, Ltd.........................  3,110,000    318,526
         China Merchants Holdings Pacific, Ltd.....    809,000    431,441
        *China Sunsine Chemical Holdings, Ltd......     28,000      6,180
         China XLX Fertiliser, Ltd.................    618,000    217,797
        *Chip Eng Seng Corp., Ltd..................  1,612,800    698,681
         Chosen Holdings, Ltd......................  1,202,000    125,317
         Chuan Hup Holdings, Ltd...................  3,967,000    713,033
        *Compact Metal Industries, Ltd.............    643,000      3,940
        #Creative Technology, Ltd..................    272,200    773,937
         CSC Holdings, Ltd.........................  1,829,000    217,741
        *CSE Global, Ltd...........................  1,911,000  1,812,081
        #*CWT, Ltd.................................    934,700    994,996
         Datapulse Technology, Ltd.................     19,000      3,262
        *Delong Holdings, Ltd......................  1,361,000    500,343
        *Digiland International, Ltd............... 11,763,000     48,050
         Eagle Brand Holdings, Ltd................. 14,387,000    117,536
         Ellipsiz, Ltd.............................    123,000     13,079
         EnGro Corp, Ltd...........................    354,000    253,656
        *Enviro-Hub Holdings, Ltd..................  1,445,666    159,439
         Etika International Holdings, Ltd.........    179,000     58,545
         Eu Yan Sang International, Ltd............    464,800    269,428
        *Eucon Holdings, Ltd.......................  2,896,000     70,667
        #*Ezion Holdings, Ltd......................  1,403,000    793,280
        #Ezra Holdings, Ltd........................  2,116,000  2,861,449
         F.J. Benjamin Holdings, Ltd...............  1,146,000    346,833
        #*Falcon Energy Group, Ltd.................  1,007,000    296,966
        *Federal International 2000, Ltd...........  1,675,350    109,308
        #First Resources, Ltd......................  2,043,000  2,308,167
         Food Empire Holdings, Ltd.................  1,094,400    376,378

                                     1240

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CONTINUED

                                                           Shares    Value++
                                                           ------    -----

   SINGAPORE -- (Continued)............................
      Fragrance Group, Ltd.............................   335,000 $  148,070
     #Freight Links Express Holdings, Ltd.............. 4,140,737    221,272
     *Fu Yu Corp., Ltd................................. 3,955,750    355,016
     #*Gallant Venture, Ltd............................ 1,924,000    685,161
      GK Goh Holdings, Ltd............................. 1,458,000    798,184
      Global Yellow Pages, Ltd.........................   299,000     42,041
      Goodpack, Ltd.................................... 1,128,000  1,826,821
      GP Batteries International, Ltd..................   343,000    345,415
      GP Industries, Ltd............................... 2,872,209  1,264,857
     *Grand Banks Yachts, Ltd..........................   250,000     81,696
      GuocoLand, Ltd...................................   528,564  1,078,602
     #*GuocoLeisure, Ltd...............................   266,000    160,138
     *Guthrie GTS, Ltd.................................    79,000     32,629
      Healthway Medical Corp., Ltd..................... 3,300,246    350,964
     #Hersing Corp., Ltd............................... 1,285,000    272,492
     *HG Metal Manufacturing, Ltd......................   426,000     38,247
      Hiap Seng Engineering, Ltd.......................   584,000    251,161
      Hi-P International, Ltd.......................... 1,203,000  1,199,539
      Ho Bee Investment, Ltd........................... 1,024,000  1,241,087
     *Hong Fok Corp., Ltd.............................. 2,769,700  1,348,201
      Hong Leong Asia, Ltd.............................   484,000  1,065,495
      Hotel Grand Central, Ltd......................... 1,119,926    755,263
      Hotel Properties, Ltd............................ 1,346,400  2,642,719
      Hour Glass, Ltd..................................   622,744    514,345
      HTL International Holdings, Ltd.................. 1,063,843    517,731
     *Huan Hsin Holdings, Ltd.......................... 1,106,400    195,359
      HupSteel, Ltd.................................... 1,572,875    276,835
      Hwa Hong Corp., Ltd.............................. 2,186,000  1,171,699
     #Hyflux, Ltd...................................... 2,081,500  3,660,851
      IFS Capital, Ltd.................................   421,080    168,958
     *Informatics Education, Ltd....................... 2,573,000    231,823
      InnoTek, Ltd.....................................   846,000    418,887
      Intraco, Ltd.....................................   519,500    128,917
      IPC Corp., Ltd...................................   724,000     79,450
      Isetan (Singapore), Ltd..........................   122,500    335,749
      Jadason Enterprises, Ltd.........................   728,000     53,849
     *Jasper Investments, Ltd..........................    90,680      6,311
     *Jaya Holdings, Ltd............................... 1,468,000    703,372
     *JES International Holdings, Ltd.................. 2,096,000    506,959
     *Jiutian Chemical Group, Ltd...................... 2,337,000     66,762
      JK Yaming International Holdings, Ltd............   906,000    392,343
     #*Jurong Technologies Industrial Corp., Ltd....... 2,227,680         --
      K1 Ventures, Ltd................................. 3,349,500    410,704
     #Keppel Telecommunications & Transportation, Ltd.. 1,506,600  1,588,247
      Khong Guan Flour Milling, Ltd....................    35,000     40,048
      Kian Ann Engineering, Ltd........................ 1,276,000    219,458
      Kian Ho Bearings, Ltd............................   664,500    109,429
     #Kim Eng Holdings, Ltd............................ 1,299,620  3,264,466
      Koh Brothers Group, Ltd.......................... 1,312,000    241,457
     *KS Energy Services, Ltd..........................   722,682    585,587
     *Lafe Corp., Ltd.................................. 1,234,800     65,298
      LC Development, Ltd.............................. 2,631,504    366,043
      Lee Kim Tah Holdings, Ltd........................ 1,600,000    690,452
      Lion Asiapac, Ltd................................   473,000     81,151
      Lum Chang Holdings, Ltd.......................... 1,042,030    246,883
      M1, Ltd.......................................... 1,701,000  3,320,126
     #*Manhattan Resources, Ltd........................   790,000    703,765
     *Manufacturing Integration Technology, Ltd........   184,000     20,004
     *Marco Polo Marine, Ltd...........................   608,000    203,874
      Memstar Technology, Ltd.......................... 1,114,000     45,673
      Memtech International, Ltd....................... 1,322,000    162,470

                                     1241

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CONTINUED

                                                       Shares    Value++
                                                       ------    -----

        SINGAPORE -- (Continued)..................
          #Mercator Lines Singapore, Ltd..........    555,000 $  104,429
           Metro Holdings, Ltd....................  1,738,160  1,236,059
          #Midas Holdings, Ltd....................  2,820,000  1,685,126
          *Mirach Energy, Ltd.....................    460,000     41,208
           Miyoshi Precision, Ltd.................    353,500     28,932
          *Multi-Chem, Ltd........................  1,263,000    159,056
           Nera Telecommunications, Ltd...........  1,079,000    321,710
           New Toyo International Holdings, Ltd...  1,624,000    319,052
          #Novo Group, Ltd........................     55,500     18,796
           NSL, Ltd...............................    414,000    500,450
          #*Oceanus Group, Ltd....................  3,788,000    851,027
          *OKP Holdings, Ltd......................    146,000     81,889
           Orchard Parade Holdings, Ltd...........    952,022  1,223,299
          #OSIM International, Ltd................  1,021,000  1,421,294
          *Ossia International, Ltd...............    522,554     55,206
          #*Otto Marine, Ltd......................  2,451,000    460,992
           Pan Pacific Hotels Group, Ltd..........  1,669,500  2,525,209
          *Pan-United Corp., Ltd..................  2,006,000    820,151
           PCI, Ltd...............................    575,000    227,982
          *Penguin International, Ltd.............    400,000     34,239
           Pertama Holdings, Ltd..................    459,750    172,760
           Petra Foods, Ltd.......................    864,000  1,194,178
           Popular Holdings, Ltd..................  2,763,650    361,192
           PSC Corp., Ltd.........................  1,823,419    394,978
           QAF, Ltd...............................    863,000    461,549
           Qian Hu Corp., Ltd.....................    674,600     65,356
          #*Raffles Education Corp., Ltd..........  2,068,593  1,124,731
          #Raffles Medical Group, Ltd.............    668,000  1,241,018
           Rotary Engineering, Ltd................  1,143,600    870,610
          *Roxy-Pacific Holdings, Ltd.............    214,000     79,652
           San Teh, Ltd...........................    999,087    335,517
          *Sapphire Corp., Ltd....................    559,000    148,540
           SBS Transit, Ltd.......................    953,500  1,511,899
          #*SC Global Developments, Ltd...........    385,000    444,232
          *Seroja Investments, Ltd................     17,767      3,936
           Sim Lian Group, Ltd....................  2,070,000    803,274
           Sing Investments & Finance, Ltd........    198,450    259,257
           Singapore Land, Ltd....................     84,000    491,512
           Singapore Post, Ltd....................  3,755,120  3,562,414
           Singapore Reinsurance Corp., Ltd.......  1,514,530    383,615
           Singapore Shipping Corp., Ltd..........  1,689,000    332,031
           Singapura Finance, Ltd.................    174,062    231,886
          *Sinostar PEC Holdings, Ltd.............    160,000     20,950
           Sinwa, Ltd.............................    388,500     60,200
          *SMB United, Ltd........................  1,224,000    249,981
          #*Sound Global, Ltd.....................  1,432,000    879,661
          #Spice I2I, Ltd......................... 13,154,000    593,735
          *Stamford Land Corp., Ltd...............  2,927,000  1,483,555
           Straco Corp., Ltd......................    130,000     18,081
           Sunningdale Tech, Ltd..................  2,086,000    281,690
          #*Sunvic Chemical Holdings, Ltd.........  1,056,000    699,833
          #Super Group, Ltd.......................  1,022,000  1,154,315
           Superbowl Holdings, Ltd................    522,000    115,205
           Superior Multi-Packaging, Ltd..........    239,500     17,618
          #*Swiber Holdings, Ltd..................  1,394,000    907,100
          *Swissco Holdings, Ltd..................    579,000    139,756
          #Tat Hong Holdings, Ltd.................  1,116,800    762,907
          #Technics Oil & Gas, Ltd................    440,000    353,133
           Thakral Corp., Ltd.....................  6,028,000    146,963
           Tiong Woon Corp. Holding, Ltd..........    901,000    273,106
          *Transcu Group, Ltd.....................  4,936,000    201,135

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CONTINUED

                                                                                                            Shares        Value++
                                                                                                            ------        -----

SINGAPORE -- (Continued).............................................................................
   Trek 2000 International, Ltd......................................................................      973,000 $      286,102
   Tuan Sing Holdings, Ltd...........................................................................    1,421,000        435,763
  #UMS Holdings, Ltd.................................................................................      949,000        450,285
  #United Engineers, Ltd.............................................................................      718,014      1,492,096
  #United Envirotech, Ltd............................................................................      822,000        272,573
   United Industrial Corp., Ltd......................................................................      251,000        580,819
   United Overseas Insurance, Ltd....................................................................      187,250        545,453
   UOB-Kay Hian Holdings, Ltd........................................................................    1,475,400      2,267,860
   Venture Corp., Ltd................................................................................      292,000      2,303,875
   Vicom, Ltd........................................................................................      120,000        307,201
  #WBL Corp., Ltd....................................................................................      597,000      1,831,312
  #Wee Hur Holdings, Ltd.............................................................................      924,000        215,505
  #Wheelock Properties, Ltd..........................................................................    1,210,000      1,840,623
   Wing Tai Holdings, Ltd............................................................................    1,861,000      2,403,976
   Xpress Holdings, Ltd..............................................................................    3,079,000        119,664
   YHI International, Ltd............................................................................    1,174,000        320,874
  *Yoma Strategic Holdings, Ltd......................................................................      132,000          7,842
  *Yongnam Holdings, Ltd.............................................................................    3,453,000        749,925
                                                                                                                   --------------
TOTAL SINGAPORE......................................................................................                 123,955,395
                                                                                                                   --------------
TOTAL COMMON STOCKS..................................................................................               1,087,329,923
                                                                                                                   --------------

RIGHTS/WARRANTS -- (0.0%)............................................................................
AUSTRALIA -- (0.0%)..................................................................................
  #*Iron Ore Holdings, Ltd. Rights 05/10/11..........................................................       61,130            335
  *Symex Holdings, Ltd. Rights 05/10/11..............................................................      127,004            696
                                                                                                                   --------------
TOTAL AUSTRALIA......................................................................................                       1,031
                                                                                                                   --------------

SINGAPORE -- (0.0%)..................................................................................
  *AFP Properties, Ltd. Warrants 11/18/15............................................................    1,718,500        287,809
  *Best World International, Ltd. Warrants 07/05/13..................................................       44,300          3,076
  *Transcu Group, Ltd. Warrants 09/01/13.............................................................    1,018,000         18,712
  *Wee Hur Holdings, Ltd. Warrants 02/22/14..........................................................      308,000         18,243
                                                                                                                   --------------
TOTAL SINGAPORE......................................................................................                     327,840
                                                                                                                   --------------
TOTAL RIGHTS/WARRANTS................................................................................                     328,871
                                                                                                                   --------------

                                                                                                              Face
                                                                                                            Amount         Value+
                                                                                                            ------         -----
                                                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.0%).................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at
    $653,010 ........................................................................................ $        653        653,000
                                                                                                                   --------------

                                                                                                           Shares/
                                                                                                              Face
                                                                                                            Amount
                                                                                                            ------
                                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (15.7%).............................................................
(S)@DFA Short Term Investment Fund...................................................................  201,646,000    201,646,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
 $445,687............................................................................................ $        446        445,686
                                                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL..................................................................                 202,091,686
                                                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)...............................................................................              $1,290,403,480
                                                                                                                   ==============

                                     1243

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares     Value++
                                                         ------     -----

     COMMON STOCKS -- (98.3%).......................
     Consumer Discretionary -- (21.1%)..............
        4imprint Group P.L.C........................     96,735 $   420,753
       *888 Holdings P.L.C..........................     87,404      55,325
        Aegis Group P.L.C...........................  3,340,566   7,827,636
        Aga Rangemaster Group P.L.C.................    288,143     593,898
        Arena Leisure P.L.C.........................  1,368,472     692,743
       *Barratt Developments P.L.C..................  3,369,958   6,305,240
        Bellway P.L.C...............................    424,125   5,021,657
       *Berkeley Group Holdings P.L.C. (The)........    477,432   8,470,415
        Bloomsbury Publishing P.L.C.................    271,841     614,131
        Bovis Homes Group P.L.C.....................    506,207   3,731,368
       #*Bwin.Party Digital Entertainment P.L.C.....    666,311   1,707,437
       #Carpetright P.L.C...........................    176,546   2,034,566
       *Carphone Warehouse Group P.L.C..............    506,951   3,366,118
        Centaur Media P.L.C.........................    556,967     491,938
        Chime Communications P.L.C..................    212,999     955,064
        Churchill China P.L.C.......................     30,000     146,554
       *Cineworld Group P.L.C.......................     13,895      50,752
       *Clinton Cards P.L.C.........................    740,506     214,420
        Creston P.L.C...............................      5,389       8,733
        Daily Mail & General Trust P.L.C. Series A..  1,068,559   8,914,668
       #*Debenhams P.L.C............................  4,402,257   5,027,390
        Dignity P.L.C...............................    214,913   2,751,194
       *Dixons Retail P.L.C......................... 11,456,408   2,763,241
        Domino's Pizza UK & IRL P.L.C...............     72,899     564,067
        Dunelm Group P.L.C..........................     98,645     753,012
       *Enterprise Inns P.L.C.......................  1,808,533   2,887,734
        Euromoney Institutional Investor P.L.C......    292,779   3,494,034
       *Findel P.L.C................................  4,998,346     504,598
       *Forminster P.L.C............................     43,333       2,714
        French Connection Group P.L.C...............    373,475     643,277
        Fuller Smith & Turner P.L.C.................    129,026   1,398,711
        Future P.L.C................................  1,324,863     433,410
        Game Group P.L.C............................  1,527,764   1,355,742
        Games Workshop Group P.L.C..................    101,889     751,497
        GKN P.L.C...................................  3,596,147  13,418,925
        Greene King P.L.C...........................    795,136   6,515,914
        Halfords Group P.L.C........................    752,842   4,975,214
        Haynes Publishing Group P.L.C...............     14,703      60,667
        Headlam Group P.L.C.........................    330,383   1,683,061
        Henry Boot P.L.C............................    426,786     870,224
       #HMV Group P.L.C.............................  1,545,882     277,932
        Holidaybreak P.L.C..........................    273,468   1,228,412
        Home Retail Group P.L.C.....................  1,810,595   6,683,038
        Hornby P.L.C................................    154,220     282,290
       *Howden Joinery Group P.L.C..................  1,864,740   3,532,879
        Huntsworth P.L.C............................    809,019     941,021
       *Inchcape P.L.C..............................  1,643,458  10,032,419
        Informa P.L.C...............................  1,496,188  10,439,622
       *ITV P.L.C...................................  6,035,176   7,685,675
        JD Sports Fashion P.L.C.....................    120,013   1,792,344
       *JD Wetherspoon P.L.C........................    462,380   3,515,622
       *JJB Sports P.L.C............................    156,013      67,755
        John Menzies P.L.C..........................    244,534   2,219,747
       *Johnston Press P.L.C........................    507,412      67,599
        Kesa Electricals P.L.C......................  2,105,278   4,544,347
        Ladbrokes P.L.C.............................  2,895,230   7,381,171
        Laura Ashley Holdings P.L.C.................  1,500,394     543,480
        Lookers P.L.C...............................  1,097,970   1,201,531

                                     1244

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                      Shares      Value++
                                                      ------      -----

       Consumer Discretionary -- (Continued).....
          Marston's P.L.C........................  2,051,544 $  3,721,151
         *Mecom Group P.L.C......................    143,203      745,750
          Millennium & Copthorne Hotels P.L.C....    648,983    5,739,578
         *Mitchells & Butlers P.L.C..............    934,202    5,148,271
          Mothercare P.L.C.......................    342,220    2,404,518
          N Brown Group P.L.C....................    862,304    4,376,052
          Pace P.L.C.............................    834,489    2,244,940
         *Pendragon P.L.C........................  2,428,575      956,601
          Persimmon P.L.C........................  1,099,320    8,892,926
          Pinewood Shepperton P.L.C..............    182,105      642,430
         *Punch Taverns P.L.C....................  2,239,666    2,946,495
          Rank Group P.L.C.......................    971,863    2,449,867
         *Redrow P.L.C...........................    800,514    1,752,858
          Restaurant Group P.L.C.................    780,418    4,378,060
          Rightmove P.L.C........................    328,188    5,818,956
          Smiths News P.L.C......................    705,619    1,189,820
         *Sportech P.L.C.........................    329,794      242,018
         *Sports Direct International P.L.C......    590,332    1,987,634
          St. Ives Group P.L.C...................    436,379      737,481
         *Stylo P.L.C............................     64,096        5,085
         *Tandem Group P.L.C. Non-Voting Shares..    327,365           --
         *Taylor Wimpey P.L.C....................  9,730,738    6,358,838
          Ted Baker P.L.C........................    149,926    1,814,611
          Thomas Cook Group P.L.C................  3,007,335    8,628,710
          Topps Tiles P.L.C......................    810,881      987,823
         *Trinity Mirror P.L.C...................    820,253      665,225
          TUI Travel P.L.C.......................      9,827       39,409
          United Business Media P.L.C............    917,439    9,278,061
          UTV Media P.L.C........................    221,740      511,115
          Vitec Group P.L.C. (The)...............    160,303    1,650,521
         *Wagon P.L.C............................    237,979        4,969
          WH Smith P.LC..........................    620,413    4,886,835
          Whitbread P.L.C........................    103,235    2,902,278
          William Hill P.L.C.....................  2,714,131   10,146,570
          Wilmington Group P.L.C.................    346,234      869,454
         #*Yell Group P.L.C......................  6,166,762      734,718
                                                             ------------
       Total Consumer Discretionary..............             270,774,554
                                                             ------------

       Consumer Staples -- (4.1%)................
          A.G. Barr P.L.C........................    129,266    2,980,316
          Anglo-Eastern Plantations P.L.C........    108,153    1,397,861
         *Booker Group P.L.C.....................    678,982      682,822
          Britvic P.L.C..........................    878,226    6,014,520
          Cranswick P.L.C........................    190,200    2,398,510
          Dairy Crest Group P.L.C................    552,590    3,709,759
          Devro P.L.C............................    646,738    3,093,321
         *European Home Retail P.L.C.............    109,256           --
          Fiberweb P.L.C.........................    432,639      542,056
          Greggs P.L.C...........................    422,420    3,636,584
          McBride P.L.C..........................    832,651    1,862,824
         *McBride P.L.C. Redeemable Shares....... 16,653,020       27,816
          Northern Foods P.L.C...................  1,842,840    2,239,341
         *Premier Foods P.L.C....................  7,787,743    4,187,161
          PZ Cussons P.L.C.......................  1,287,639    7,053,654
          R.E.A. Holdings P.L.C..................     49,233      647,401
          Robert Wiseman Dairies P.L.C...........    221,312    1,167,206
          Tate & Lyle P.L.C......................  1,074,000   10,673,726
          Thorntons P.L.C........................    313,060      425,578
          Young & Co.'s Brewery P.L.C............     40,000      319,369
          Young & Co.'s Brewery P.L.C. Series A..     20,936      217,879
                                                             ------------
       Total Consumer Staples....................              53,277,704
                                                             ------------

                                     1245

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                      Shares     Value++
                                                      ------     -----

       Energy -- (5.3%)...........................
         *Afren P.L.C............................. 3,590,716 $ 9,617,903
          Anglo Pacific Group P.L.C...............   449,037   2,375,731
         *EnQuest P.L.C........................... 1,857,974   4,338,339
         *Exillon Energy P.L.C....................    11,063      86,627
         *Fortune Oil P.L.C....................... 6,170,225   1,380,252
         *Hardy Oil & Gas P.L.C...................    49,802     184,695
         #Heritage Oil P.L.C......................   556,931   2,328,243
          Hunting P.L.C...........................   462,895   6,266,643
          James Fisher & Sons P.L.C...............   171,886   1,583,188
          JKX Oil & Gas P.L.C.....................   456,676   2,343,207
          John Wood Group P.L.C................... 1,071,070  12,427,861
          Lamprell P.L.C..........................   157,534     978,135
          Melrose Resources P.L.C.................   336,039   1,558,541
         *Premier Oil P.L.C.......................   422,955  14,215,573
         *Salamander Energy P.L.C.................   536,295   2,707,049
         *Soco International P.L.C................   892,380   5,797,004
         *UK Coal P.L.C...........................   983,835     665,864
                                                             -----------
       Total Energy...............................            68,854,855
                                                             -----------

       Financials -- (12.9%)......................
          Aberdeen Asset Management P.L.C......... 2,716,498  10,379,884
          Amlin P.L.C............................. 1,777,720  12,434,118
          Arbuthnot Banking Group P.L.C...........    67,329     438,802
          Ashmore Group P.L.C.....................   867,749   5,421,781
         *BCB Holdings, Ltd.......................     5,979       7,425
          Beazley P.L.C........................... 1,965,289   4,311,493
          Brewin Dolphin Holdings P.L.C...........   926,221   2,671,048
         *Capital & Regional P.L.C................   903,177     583,478
          Catlin Group, Ltd. P.L.C................ 1,334,735   8,825,564
          Charles Stanley Group P.L.C.............   126,349     657,209
          Charles Taylor Consulting P.L.C.........   139,215     349,739
         *Chaucer Holdings P.L.C..................   778,423     718,134
          Chesnara P.L.C..........................   258,774   1,099,448
          Close Brothers Group P.L.C..............   561,047   7,611,219
          Collins Stewart P.L.C...................   409,613     579,332
          Daejan Holdings P.L.C...................    33,135   1,497,247
          Development Securities P.L.C............   460,015   1,669,252
         *DTZ Holdings P.L.C......................   224,770      97,793
          Evolution Group P.L.C................... 1,028,900   1,229,096
          F&C Asset Management P.L.C.............. 1,678,250   2,234,016
          Hansard Global P.L.C....................     4,765      13,541
         *Hardy Underwriting Group P.L.C..........   161,307     766,114
          Hargreaves Lansdown P.L.C...............   528,509   5,693,982
          Helical Bar P.L.C.......................   373,868   1,633,216
         #Henderson Group P.L.C................... 3,124,354   8,488,434
          Hiscox, Ltd. P.L.C...................... 1,517,006  10,469,923
          IG Group Holdings P.L.C................. 1,317,769  10,309,471
         *Industrial & Commercial Holdings P.L.C..     5,000         125
          Intermediate Capital Group P.L.C........ 1,119,014   6,188,409
          International Personal Finance P.L.C....   930,623   5,733,131
         *IP Group P.L.C..........................   311,655     267,758
          Jardine Lloyd Thompson Group P.L.C......   638,821   7,533,122
          Lancashire Holdings, Ltd. P.L.C.........   505,665   5,465,241
         *Liontrust Asset Management P.L.C........   129,935     178,184
         #London Stock Exchange Group P.L.C.......   544,693   7,950,486
          LSL Property Services P.L.C.............   134,125     648,381
         *MWB Group Holdings P.L.C................   379,622     262,040
          Novae Group P.L.C.......................   210,426   1,335,781
          Provident Financial P.L.C...............   501,557   8,453,996
         *Puma Brandenburg, Ltd. Capital Shares... 1,193,004      79,516
         *Puma Brandenburg, Ltd. Income Shares.... 1,193,004      35,340

                                     1246

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares      Value++
                                                     ------      -----

        Financials -- (Continued)................
          *Quintain Estates & Development P.L.C..   764,929 $    595,280
           Rathbone Brothers P.L.C...............   169,613    3,305,522
          *Rutland Trust P.L.C...................    85,288           --
           S&U P.L.C.............................    21,140      250,499
          *Safestore Holdings P.L.C..............    29,014       74,829
           Savills P.L.C.........................   543,867    3,645,758
           Shore Capital Group, Ltd. P.L.C....... 1,193,004      601,244
           St. James's Place P.L.C...............   774,278    4,593,662
           St. Modwen Properties P.L.C...........   630,419    1,792,414
           Tullett Prebon P.L.C..................   816,518    5,754,251
          *Unite Group P.L.C.....................   275,387      990,110
                                                            ------------
        Total Financials.........................            165,925,838
                                                            ------------

        Health Care -- (1.6%)....................
          #*Alizyme P.L.C........................   660,805       44,151
          *Assura Group, Ltd. P.L.C..............    55,610       43,676
          *Axis-Shield P.L.C.....................   234,766    1,220,775
           Bioquell P.L.C........................    90,893      174,921
          *BTG P.L.C............................. 1,006,354    4,186,372
           Consort Medical P.L.C.................   116,271    1,108,661
           Corin Group P.L.C.....................   126,637      122,564
           Dechra Pharmaceuticals P.L.C..........   230,349    1,848,834
           Genus P.L.C...........................   171,521    2,863,189
           Hikma Pharmaceuticals P.L.C...........   499,036    6,557,987
          *Optos P.L.C...........................     1,516        4,416
          *Oxford Biomedica P.L.C................ 2,594,829      248,687
          *Renovo Group P.L.C....................    95,255       25,099
          *Southern Cross Healthcare P.L.C.......   191,826       34,533
           Synergy Health P.L.C..................    64,104      906,367
          *Vectura Group P.L.C................... 1,331,837    1,485,180
                                                            ------------
        Total Health Care........................             20,875,412
                                                            ------------

        Industrials -- (30.7%)...................
          *AEA Technology Group P.L.C............   539,970       42,391
          #Air Partner P.L.C.....................    37,086      320,252
           Alumasc Group P.L.C...................   124,366      342,068
           Ashtead Group P.L.C................... 2,124,586    7,193,091
          *Autologic Holdings P.L.C..............    80,000       30,734
          *Avis Europe P.L.C.....................    59,960      194,646
           Babcock International Group P.L.C..... 1,312,221   14,056,564
           Balfour Beatty P.L.C.................. 2,529,020   13,887,921
           BBA Aviation P.L.C.................... 1,697,310    6,170,053
           Berendsen P.L.C.......................   709,591    6,169,911
           Bodycote P.L.C........................   745,786    4,858,875
           Braemar Shipping Services P.L.C.......    81,108      685,868
           Brammer P.L.C.........................   185,817      902,667
           Bunzl P.L.C...........................   178,435    2,221,750
           Camellia P.L.C........................     2,437      389,774
           Carillion P.L.C....................... 1,610,191   10,568,104
           Carr's Milling Industries P.L.C.......    35,330      430,748
           Castings P.L.C........................   162,757      781,375
           Charter International P.L.C...........   654,213    8,992,285
           Chemring Group P.L.C..................   686,050    7,695,140
          *Clarkson P.L.C........................    64,187    1,354,130
           Communisis P.L.C......................   561,133      301,816
          #Connaught P.L.C.......................   319,006       88,719
          *Cookson Group P.L.C................... 1,062,056   12,741,552
           Costain Group P.L.C...................   139,449      526,830
           De La Rue P.L.C.......................   387,017    5,144,034
          *easyJet P.L.C.........................   690,633    4,029,926
          *Eleco P.L.C...........................    80,000       24,387

                                     1247

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                     ------     -----

        Industrials -- (Continued)...............
           Fenner P.L.C..........................   715,591 $ 4,656,893
           Firstgroup P.L.C...................... 1,710,421   9,294,198
           Forth Ports P.L.C.....................   184,907   5,012,166
           Galliford Try P.L.C...................   201,479   1,395,552
           Go-Ahead Group P.L.C..................   173,516   4,105,940
           Hampson Industries P.L.C..............   712,146     313,759
          *Hansen Transmissions International NV.   207,179     171,951
           Hays P.L.C............................ 5,207,030  10,371,657
          #*Helphire P.L.C....................... 1,050,597     235,576
           Hogg Robinson Group P.L.C.............   104,975     103,321
           Homeserve P.L.C....................... 1,162,452   9,497,191
           Hyder Consulting P.L.C................   171,164   1,040,161
           IMI P.L.C............................. 1,144,362  20,942,717
          *Impellam Group P.L.C..................    35,258     197,579
           Interserve P.L.C......................   529,664   2,489,926
           Intertek Group P.L.C..................   518,306  18,412,693
           Invensys P.L.C........................   486,722   2,771,294
           ITE Group P.L.C....................... 1,059,501   4,573,981
           Keller Group P.L.C....................   276,404   3,045,918
           Kier Group P.L.C......................   152,839   3,404,549
           Latchways P.L.C.......................    41,288     748,256
           Lavendon Group P.L.C..................   484,732     791,396
           Lincat Group P.L.C....................    14,452     246,809
           Low & Bonar P.L.C.....................   771,042     791,903
           Management Consulting Group P.L.C..... 1,150,534     706,957
          *Mears Group P.L.C.....................   113,186     456,277
           Meggitt P.L.C......................... 2,465,596  14,834,737
           Melrose P.L.C......................... 1,897,545  11,243,800
           Michael Page International P.L.C...... 1,310,832  12,132,598
           Mitie Group P.L.C..................... 1,286,774   4,556,461
          *MJ Gleeson Group P.L.C................   195,875     361,475
           Morgan Crucible Co. P.L.C............. 1,252,304   6,508,051
           Morgan Sindall P.L.C..................   169,608   1,967,199
           Mouchel Group P.L.C...................   469,006     608,251
          *National Express Group P.L.C.......... 1,655,678   7,289,566
          *Northgate P.L.C.......................   402,417   2,300,433
           PayPoint P.L.C........................    89,092     699,136
           PV Crystalox Solar P.L.C..............   939,252     847,882
          *Qinetiq P.L.C......................... 2,334,802   4,727,556
           Regus P.L.C........................... 3,337,697   6,259,174
          *Rentokil Initial P.L.C................ 4,273,107   6,750,382
           Ricardo P.L.C.........................   217,815   1,332,279
          *Richmond Oil & Gas P.L.C..............   220,000          --
           Robert Walters P.L.C..................   387,999   1,989,320
           ROK P.L.C.............................   723,316          --
           Rotork P.L.C..........................   366,679  10,536,732
           RPS Group P.L.C.......................   836,994   3,200,297
           Senior P.L.C.......................... 1,762,689   4,503,745
           Severfield-Rowen P.L.C................   371,550   1,531,170
           Shanks Group P.L.C.................... 1,786,148   3,599,638
          *SIG P.L.C............................. 2,032,159   4,771,242
           Smart (J) & Co. (Contractors) P.L.C...    22,500     155,550
           Speedy Hire P.L.C.....................   710,545     371,457
           Spirax-Sarco Engineering P.L.C........   319,520  10,742,876
           Stagecoach Group P.L.C................ 2,035,130   8,401,445
           Sthree P.L.C..........................   323,341   2,369,435
           T Clarke P.L.C........................   148,717     244,901
           Tarsus Group P.L.C....................   212,372     589,099
           Travis Perkins P.L.C..................   881,638  15,879,591
           Tribal Group P.L.C....................   132,810     103,130
          *Trifast P.L.C.........................   359,985     296,359

                                     1248

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares      Value++
                                                     ------      -----

        Industrials -- (Continued)...............
           UK Mail Group P.L.C...................   197,261 $    870,274
           Ultra Electronics Holdings P.L.C......   283,178    8,176,431
           Umeco P.L.C...........................   196,406    1,591,811
          *Volex Group P.L.C.....................   229,354    1,207,974
           Vp P.L.C..............................   167,297      673,389
           Weir Group P.L.C. (The)...............    90,690    2,921,009
           Wincanton P.L.C.......................   479,763      846,058
           WS Atkins P.L.C.......................   501,683    6,540,174
           WSP Group P.L.C.......................   276,589    1,656,526
           XP Power, Ltd. P.L.C..................    73,546    2,079,613
                                                            ------------
        Total Industrials........................            394,192,457
                                                            ------------

        Information Technology -- (10.9%)........
           Acal P.L.C............................   104,729      576,615
           Alphameric P.L.C......................   127,141       48,973
          *Alterian P.L.C........................   179,139      345,301
           Anite P.L.C........................... 1,166,924    1,253,127
           Aveva Group P.L.C.....................   289,692    7,757,522
           Computacenter P.L.C...................   446,179    3,430,840
          *CSR P.L.C.............................   683,977    4,279,979
           Dialight P.L.C........................   111,362    1,452,986
           Diploma P.L.C.........................   482,456    2,975,018
           Domino Printing Sciences P.L.C........   455,803    5,125,838
          *E2V Technologies P.L.C................   252,397      567,688
           Electrocomponents P.L.C............... 1,679,546    7,817,890
           Fidessa Group P.L.C...................   137,261    4,044,292
           Halma P.L.C........................... 1,541,075    9,624,609
          *Imagination Technologies Group P.L.C..   936,573    7,839,064
          *Innovation Group P.L.C................ 3,208,091      927,029
           Kewill P.L.C..........................   368,863      647,452
          *Kofax P.L.C...........................   317,667    2,506,636
           Laird P.L.C...........................   915,289    2,156,267
           Logica P.L.C.......................... 6,203,909   14,055,074
           Micro Focus International P.L.C.......   568,939    3,471,884
          *Misys P.L.C........................... 1,604,251    8,461,615
          *Moneysupermarket.com Group P.L.C......   178,107      279,920
           Oxford Instruments P.L.C..............   193,856    2,416,036
          *Phoenix IT Group, Ltd. P.L.C..........   202,786      726,867
           Premier Farnell P.L.C................. 1,467,203    7,001,251
           Psion P.L.C...........................   500,223      848,778
           Renishaw P.L.C........................   188,423    5,568,051
           RM P.L.C..............................   363,499      898,437
          *SDL P.L.C.............................   338,168    3,656,492
           Spectris P.L.C........................   515,234   12,767,765
           Spirent Communications P.L.C.......... 2,622,105    6,395,940
          *Telecity Group P.L.C..................   514,451    4,528,171
           TT electronics P.L.C..................   635,179    1,899,947
          #Vislink P.L.C.........................   274,226       87,863
          *Wolfson Microelectronics P.L.C........   504,759    2,007,248
           Xaar P.L.C............................   251,590    1,015,080
          *Xchanging P.L.C.......................   677,924      907,302
                                                            ------------
        Total Information Technology.............            140,370,847
                                                            ------------

        Materials -- (7.0%)......................
           British Polythene Industries P.L.C....   102,332      495,162
           Carclo P.L.C..........................   214,230    1,079,751
          *Centamin Egypt, Ltd................... 1,303,673    2,847,206
          #*Central Rand Gold, Ltd. P.L.C........   388,384        7,964
           Croda International P.L.C.............   514,684   16,171,143
           DS Smith P.L.C........................ 1,591,931    5,770,208
           Elementis P.L.C....................... 1,966,934    5,425,804

                                     1249

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                           Shares        Value++
                                                                                                           ------        -----

Materials -- (Continued)..............................................................................
   Ferrexpo P.L.C.....................................................................................    888,830 $    7,448,073
   Filtrona P.L.C.....................................................................................    753,961      4,337,838
  *Gem Diamonds, Ltd..................................................................................    424,075      2,039,377
   Hill & Smith Holdings P.L.C........................................................................    275,101      1,545,145
   Hochschild Mining P.L.C............................................................................    592,623      6,083,469
  *International Ferro Metals, Ltd....................................................................    159,161         64,269
  *Inveresk P.L.C.....................................................................................    125,000          3,445
   Marshalls P.L.C....................................................................................    715,587      1,453,725
   Mondi P.L.C........................................................................................  1,078,021     10,714,345
  *Namakwa Diamonds, Ltd..............................................................................      6,057          5,152
   Petropavlovsk P.L.C................................................................................    494,599      7,411,150
   Porvair P.L.C......................................................................................    146,460        273,834
   RPC Group P.L.C....................................................................................    622,691      3,485,026
  #*Talvivaara Mining Co. P.L.C.......................................................................    180,754      1,608,503
   Victrex P.L.C......................................................................................    340,523      8,369,179
   Yule Catto & Co. P.L.C.............................................................................    721,863      2,628,097
   Zotefoams P.L.C....................................................................................     96,852        244,377
                                                                                                                  --------------
Total Materials.......................................................................................                89,512,242
                                                                                                                  --------------
Real Estate Investment Trusts -- (0.0%)...............................................................
  *Capital & Counties Properties PLC..................................................................    142,927        402,049
                                                                                                                  --------------

Telecommunication Services -- (1.8%)..................................................................
   Cable & Wireless Communications P.L.C..............................................................  8,706,366      6,760,961
   Cable & Wireless Worldwide P.L.C...................................................................  5,850,381      4,707,462
  *Colt Group SA......................................................................................  1,287,437      3,238,803
   Kcom Group P.L.C...................................................................................  2,643,350      2,724,861
   TalkTalk Telecom Group P.L.C.......................................................................  1,483,185      3,446,859
   Telecom Plus P.L.C.................................................................................    265,603      2,161,276
                                                                                                                  --------------
Total Telecommunication Services......................................................................                23,040,222
                                                                                                                  --------------

Utilities -- (2.9%)...................................................................................
   Dee Valley Group P.L.C.............................................................................     12,109        237,494
  *Drax Group P.L.C...................................................................................  1,388,611     10,227,374
   Northumbrian Water Group P.L.C.....................................................................  1,966,497     11,537,216
   Pennon Group P.L.C.................................................................................  1,351,544     14,929,895
                                                                                                                  --------------
Total Utilities.......................................................................................                36,931,979
                                                                                                                  --------------
TOTAL COMMON STOCKS...................................................................................             1,264,158,159
                                                                                                                  --------------

PREFERRED STOCKS -- (0.0%)............................................................................
Consumer Staples -- (0.0%)............................................................................
   REA Holdings P.L.C.................................................................................      2,461          4,548
                                                                                                                  --------------

RIGHTS/WARRANTS -- (0.0%).............................................................................
  *Management Consulting Group P.L.C. Warrants 12/31/11...............................................     52,718         12,988
  *SFI Holdings, Ltd. Litigation Certificate..........................................................     26,713             --
  *Ultraframe P.L.C. Litigation Notes.................................................................    319,285             --
                                                                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................................................................                    12,988
                                                                                                                  --------------

                                                                                                             Face
                                                                                                           Amount         Value+
                                                                                                           ------         -----
                                                                                                            (000)

TEMPORARY CASH INVESTMENTS -- (0.1%)..................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000 FNMA
    2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021 ............................... $      780        780,000
                                                                                                                  --------------

                                     1250

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                           Shares/
                                                                                                              Face
                                                                                                            Amount         Value+
                                                                                                            ------         -----
                                                                                                             (000)

SECURITIES LENDING COLLATERAL -- (1.6%)...............................................................
(S)@DFA Short Term Investment Fund....................................................................  20,248,051 $   20,248,051
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at $125,826........................ $       126        125,826
                                                                                                                   --------------

TOTAL SECURITIES LENDING COLLATERAL...................................................................                 20,373,877
                                                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)................................................................................             $1,285,329,572
                                                                                                                   ==============

                                     1251

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                           Shares     Value++
                                                           ------     -----

  COMMON STOCKS -- (82.6%)...............................
  AUSTRIA -- (2.1%)......................................
    #Agrana Beteiligungs AG..............................  17,197 $ 1,913,602
     Andritz AG.......................................... 108,026  11,156,772
    *A-TEC Industries AG.................................  21,828      64,005
    #Atrium European Real Estate, Ltd.................... 148,793   1,017,621
     Austria Email AG....................................     715       9,819
    *Austria Technologie & Systemtechnik AG..............  34,023     748,076
     BKS Bank AG.........................................   3,120      84,666
     BWT AG..............................................  29,870     901,496
    #*CA Immobilien Anlagen AG...........................  56,829   1,118,738
    *EAG-Beteiligungs AG.................................   1,650       5,414
    #EVN AG..............................................  61,695   1,183,150
    #Flughafen Wien AG...................................  42,954   2,704,073
    *Frauenthal Holding AG...............................  12,084     235,610
    #*Intercell AG....................................... 104,732     947,555
     Josef Manner & Co. AG...............................     870      61,260
    #Kapsch TrafficCom AG................................  10,285     974,438
    #Lenzing AG..........................................  32,907   4,284,368
    #Mayr-Melnhof Karton AG..............................  32,872   3,993,332
     Oberbank AG.........................................  37,973   2,544,428
    #Oesterreichischen Post AG........................... 105,958   3,834,109
    *Palfinger AG........................................  48,572   2,013,355
    *Polytec Holding AG..................................  14,364     172,472
    *RHI AG..............................................  98,844   3,528,995
     Rosenbauer International AG.........................  12,941     786,675
    *S&T System Integration & Technology Distribution AG.   6,318      27,613
    #Schoeller-Bleckmann Oilfield Equipment AG...........  35,247   3,567,538
    #Semperit Holding AG.................................  26,551   1,552,962
    *Sparkassen Immobilien AG............................  69,833     532,285
     Strabag SE.......................................... 101,540   3,410,151
     UBM Realitaetenentwicklung AG.......................   1,440      62,386
    #Uniqa Versicherungen AG............................. 184,842   4,199,113
    #*Warimpex Finanz und Beteiligungs AG................  10,047      39,582
    *Wienerberger AG..................................... 287,617   6,150,315
     Wolford AG..........................................  11,252     450,580
     Zumtobel AG.........................................  85,416   3,098,576
                                                                  -----------
  TOTAL AUSTRIA..........................................          67,375,130
                                                                  -----------

  BELGIUM -- (2.8%)......................................
    *Ablynx NV...........................................  19,271     227,606
     Ackermans & van Haaren NV...........................  87,214   9,123,574
    *Agfa-Gevaert NV..................................... 491,805   2,191,785
    *Arseus NV...........................................  28,572     523,489
    *Atenor Group NV.....................................   1,679      86,355
     Banque Nationale de Belgique SA.....................     952   4,937,366
    #*Barco NV...........................................  55,666   4,862,861
     Bekaert SA..........................................  31,071   3,887,065
     Co.Br.Ha Societe Commerciale de Brasserie SA........     115     287,009
     Compagnie d'Entreprises SA..........................  41,428   3,588,496
    *Compagnie du Bois Sauvage SA........................      87          17
     Compagnie Immobiliere de Belgique SA................  10,535     494,499
     Compagnie Maritime Belge SA.........................  64,746   2,027,088
    #*Deceuninck NV...................................... 268,523     803,751
    *Devgen NV...........................................  10,607     108,718
     D'ieteren SA........................................ 129,060   9,373,552
    #Duvel Moorgat SA....................................   8,799     977,061
     Econocom Group SA...................................  65,485   1,545,870
     Elia System Operator SA NV.......................... 124,286   5,512,034
     Euronav SA..........................................  86,554   1,453,700

                                     1252

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares     Value++
                                                           ------     -----

  BELGIUM -- (Continued).................................
     EVS Broadcast Equipment SA..........................  19,017 $ 1,302,723
     Exmar NV............................................ 132,340   1,325,276
     Floridienne SA......................................   2,033     424,541
    *Galapagos NV........................................  40,988     606,512
     Gimv NV.............................................  13,874     919,588
     Hamon & Compagnie International SA..................   3,876     166,134
    #Henex SA............................................   7,487     543,177
     Image Recognition Integrated Systems (I.R.I.S.) SA..   6,284     341,916
    *Ion Beam Applications SA............................  79,751     941,709
     Jensen-Group NV.....................................  12,030     186,645
     Kinepolis Group NV..................................   6,525     559,016
     Lotus Bakeries NV...................................   1,361     818,403
     Melexis NV..........................................  93,665   1,792,031
    #Nyrstar NV.......................................... 432,368   5,970,765
    #Omega Pharma SA.....................................  85,437   4,381,159
    #*Option NV..........................................  61,536      47,317
    *Picanol NV..........................................  16,620     265,617
    *RealDolmen NV.......................................   6,066     140,160
     Recticel SA.........................................  57,329     637,168
    #Resilux SA..........................................   4,095     386,375
     Rosier SA...........................................     655     306,754
    *Roularta Media Group NV.............................   7,146     261,672
    *SAPEC SA............................................   3,531     266,552
    #Sioen Industries NV.................................  52,140     564,570
     Sipef NV............................................  25,469   2,679,796
    *Softimat SA.........................................  26,232     214,752
    *Spector Photo Group SA..............................   8,349      10,031
    *Telenet Group Holding NV............................ 148,890   7,401,292
     Ter Beke NV.........................................   2,281     202,574
     Tessenderlo Chemie NV...............................  99,633   3,964,390
    #*ThromboGenics NV...................................  44,229   1,377,019
    *TiGenix NV..........................................  22,164      46,705
    #Van de Velde NV.....................................  27,539   1,665,734
     VPK Packaging Group SA..............................  12,084     537,390
                                                                  -----------
  TOTAL BELGIUM..........................................          93,267,359
                                                                  -----------

  DENMARK -- (2.3%)......................................
    *Aarhus Lokalbank A.S................................   7,872      24,650
    *Aktieselskabet Skjern Bank A.S......................   3,276      86,329
    #*Alk-Abello A.S.....................................  21,958   1,334,301
    *Alm. Brand A.S...................................... 275,600     617,840
    *Amagerbanken A.S.................................... 647,900          --
     Ambu A.S............................................  22,373     637,594
     Arkil Holdings A.S. Series B........................     780      84,414
    #Auriga Industries A.S. Series B.....................  57,315   1,093,031
    #*Bang & Olufsen Holdings A.S........................ 117,896   1,846,948
    #*Bavarian Nordic A.S................................  33,316     766,850
    *BoConcept Holding A.S...............................   5,650     190,392
     Brodrene Hartmann A.S. Series B.....................  11,730     187,599
    *Brondbyernes IF Fodbold A.S. Series B...............  15,300      69,692
     D/S Norden A.S......................................  86,486   3,099,394
    *Dalhoff, Larson & Horneman A.S.. Series B...........  34,372      87,475
    *Dantherm Holding A.S................................   3,947      14,283
    *DFDS A.S............................................  12,001   1,033,216
    *DiBa Bank A.S.......................................   2,300      27,080
    *Djursland Bank A.S..................................   8,970     304,934
    #East Asiatic Co., Ltd. A.S..........................  55,571   1,847,648
     F.E. Bording A.S....................................     600      49,989
    *Fionia Holding A.S..................................  17,880          --
     Fluegger A.S. Series B..............................   4,198     364,582
    #*Genmab A.S......................................... 128,987   1,392,559

                                     1253

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares     Value++
                                                   ------     -----

           DENMARK -- (Continued)................
              GN Store Nord A.S.................. 760,608 $ 7,542,781
             *GPV Industi A.S....................   2,200      13,108
             #*Greentech Energy Systems A.S...... 166,934     623,213
              Gronlandsbanken A.S................     768      68,004
             *H&H International A.S. Series B....  17,280     207,666
              Harboes Bryggeri A.S...............  12,252     309,222
             #Hojgaard Holding A.S. Series B.....   2,750      87,386
             #IC Companys A.S....................  35,278   1,590,670
             *Incentive A.S......................   3,575      13,135
              Jeudan A.S.........................   4,620     392,735
             *Jyske Bank A.S.....................  87,656   4,356,536
              Lan & Spar Bank A.S................   5,150     281,275
             *Lastas A.S. Series B...............  10,870      81,716
              Lollands Bank A.S..................     310      10,585
             #*Mols-Linien A.S...................  27,490     108,137
             #*NeuroSearch A.S...................  79,539     836,176
             #NKT Holding A.S....................  89,760   5,527,296
              Nordjyske Bank A.S.................  17,600     349,901
              Norresundby Bank A.S...............   7,350     248,752
              North Media A.S....................  36,665     319,014
             *Ostjydsk Bank A.S..................   2,554     149,464
             #*Parken Sport & Entertainment A.S..  32,936     694,648
              Per Aarsleff A.S. Series B.........   5,975     532,211
              Ringkjoebing Landbobank A.S........  15,986   2,223,345
              Roblon A.S. Series B...............     540      71,961
             #*Rockwool International A.S........   8,151   1,076,694
             #*Royal Unibrew A.S.................  33,535   2,474,652
             *Salling Bank A.S...................     430      28,082
              Satair A.S.........................  10,477     803,343
              Schouw & Co. A.S...................  74,017   2,194,059
              SimCorp A.S........................  17,973   3,265,222
             #*Sjaelso Gruppen A.S...............  78,110     145,792
             *SKAKO A.S..........................   1,577       8,771
              Solar Holdings A.S. Series B.......  14,216   1,245,003
             *Spar Nord Bank A.S................. 119,700   1,202,880
             *Sparbank A.S.......................  10,930     158,181
             *Sparekassen Faaborg A.S............   1,972     229,234
              Sydbank A.S........................ 246,578   7,145,166
              Thrane & Thrane A.S................  14,799     736,774
              Tivoli A.S.........................     969     627,418
             #*TK Development A.S................ 150,872     698,700
             *Topdanmark A.S.....................  53,386   9,808,134
             *TopoTarget A.S..................... 378,484     180,832
             #*Torm A.S..........................  95,141     618,813
             *Vestjysk Bank A.S..................  27,295     288,103
                                                          -----------
           TOTAL DENMARK.........................          74,735,590
                                                          -----------

           FINLAND -- (5.4%).....................
             #Ahlstrom Oyj.......................  18,740     495,394
              Aktia Oyj..........................   3,083      31,327
             *Aldata Solutions Oyj............... 194,535     145,638
              Alma Media Oyj..................... 277,852   3,238,661
             *Amanda Capital Oyj.................  67,120     183,120
              Amer Sports Oyj Series A........... 383,243   6,283,160
              Aspo Oyj (5785498).................  68,141     755,414
             *Aspo Oyj (B65TT17).................   9,734     107,843
              Atria P.L.C........................  13,181     156,592
              Bank of Aland P.L.C................  17,663     451,180
              BasWare Oyj........................  34,550   1,348,436
             *Biotie Therapies Corp. Oyj......... 610,387     616,604
              Cargotec Oyj Series B.............. 122,921   6,902,449

                                     1254

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                Shares     Value++
                                                ------     -----

             FINLAND -- (Continued).........
               #Citycon Oyj.................   135,887 $   644,135
               *Componenta Oyj..............    34,813     333,352
                Comptel P.L.C...............   324,863     298,505
                Cramo Oyj...................   155,695   4,126,907
                Digia P.L.C.................    55,020     319,629
               *Efore Oyj...................   114,965     156,747
               *Elcoteq SE..................     3,041       5,721
               *Elektrobit Corp. Oyj........     2,476       2,126
               #Elisa Oyj...................   319,775   7,697,953
               *Etteplan Oyj................    62,600     318,319
               *Finnair Oyj.................   240,017   1,294,192
               *Finnlines Oyj...............   124,906   1,444,569
               #Fiskars Oyj Abp Series A....   181,663   4,492,056
               #F-Secure Oyj................   463,536   1,777,956
               *GeoSentric Oyj..............   244,900       3,627
               *Glaston Oyj Abp.............   131,940     217,209
               #HKScan Oyj..................    84,706     845,422
               #*Huhtamaki Oyj..............   362,987   5,076,480
                Ilkka-Yhtyma Oyj............    61,034     715,004
               *KCI Konecranes Oyj..........   245,559  11,813,486
               #Kemira Oyj..................   328,961   6,014,192
               *Kesko Oyj...................   113,158   5,872,461
               *Laennen Tehtaat Oyj.........    18,920     479,106
                Lassila & Tikanoja Oyj......   125,791   2,400,698
               *Lemminkainen Oyj............    19,057     751,360
               *M-Real Oyj Series B......... 1,549,706   7,325,800
                Neo Industrial Oyj..........    16,652     172,432
                Nordic Aluminium Oyj........    10,440     490,572
                Okmetic Oyj.................    54,904     514,221
               #Olvi Oyj Series A...........    62,708   1,689,645
               #Oriola-KD Oyj Series A......     5,045      23,834
                Oriola-KD Oyj Series B......   279,661   1,217,557
               *Orion Oyj Series A..........   114,451   2,836,569
               #*Orion Oyj Series B.........   300,219   7,464,607
               #Outokumpu Oyj...............   381,565   6,356,496
                Outotec Oyj.................    79,950   5,070,214
                PKC Group Oyj...............    51,921   1,241,633
                Pohjola Bank P.L.C..........   372,375   5,526,217
                Ponsse Oyj..................    25,336     415,141
               #Poyry Oyj...................   187,165   3,187,497
                Raisio P.L.C................   490,304   1,874,174
               *Ramirent Oyj................   314,761   5,363,628
                Rapala VMC Oyj..............   113,258   1,137,969
               #Rautaruukki Oyj Series K....   302,139   7,839,900
               *Raute Oyj Series A..........    10,390     164,070
               #Ruukki Group Oyj............   603,623   1,520,891
               #Sanoma Oyj..................   260,253   5,409,483
                Scanfil Oyj.................   123,479     510,024
                SRV Group P.L.C.............     7,277      74,703
                Stockmann Oyj Abp Series A..    43,914   1,598,737
               #Stockmann Oyj Abp Series B..   107,109   3,281,236
                Technopolis Oyj.............    56,562     302,322
               *Tecnomen Lifetree Oyj.......     2,061       1,343
               #Teleste Oyj.................    53,559     332,402
                Tieto Oyj...................   291,983   5,385,160
               #*Tikkurila Oyj..............    62,217   1,482,569
                Tulikivi Oyj................    79,440     138,664
                Turkistuottajat Oyj.........     8,490     200,997
               #Uponor Oyj Series A.........   217,678   4,243,963
                Vacon Oyj...................    45,190   3,128,128
                Vaisala Oyj Series A........    39,132   1,319,419

                                     1255

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CONTINUED

                                                            Shares      Value++
                                                            ------      -----

FINLAND -- (Continued)....................................
  *Viking Line Abp........................................  10,400 $    430,762
   Yit Oyj................................................ 279,388    8,381,707
                                                                   ------------
TOTAL FINLAND.............................................          175,471,716
                                                                   ------------

FRANCE -- (10.5%).........................................
  *ABC Arbitrage SA.......................................  13,907      153,225
  #Akka Technologies SA...................................   6,655      224,136
   Ales Groupe SA.........................................  32,239      674,388
  *Altamir Amboise SA.....................................  39,261      482,784
   ALTEN SA...............................................  68,354    2,804,409
  #*Altran Technologies SA................................ 362,083    2,857,864
  #April Group SA.........................................  74,171    2,387,884
  #*Archos SA.............................................  18,355      251,057
   Arkema SA.............................................. 199,362   20,763,577
   Assystem SA............................................  55,571    1,456,201
  *Atari SA...............................................  14,902       63,304
  *Atos Origin SA......................................... 143,571    8,845,870
   Aubay SA...............................................  10,285      104,892
   Audika SA..............................................  21,251      635,566
  #*Aurea SA..............................................   3,551       47,537
  *Avanquest Software SA..................................   5,228       22,079
  *Baccarat SA............................................   1,090      231,585
   Banque Tarneaud SA.....................................   1,430      262,615
   Beneteau SA............................................ 179,820    3,856,004
   Bigben Interactive SA..................................   8,718      119,403
   Boiron SA..............................................  28,682    1,276,476
   Boizel Chanoine Champagne SA...........................   6,606      589,058
   Bonduelle SCA..........................................  13,650    1,381,789
   Bongrain SA............................................  15,028    1,468,996
  #Bourbon SA............................................. 165,882    7,862,031
  *Boursorama SA..........................................  30,294      400,272
  #*Bull SA............................................... 309,488    2,059,780
   Burelle SA.............................................   3,894    1,233,662
   Cafom SA...............................................   5,092       91,253
   Canal Plus SA.......................................... 306,742    2,506,773
   CBo Territoria SA......................................  28,320      170,736
  *Cegedim SA.............................................  16,591    1,045,225
   CEGID Group SA.........................................   3,517      120,807
  *CFAO SA................................................  23,353      939,148
  *Cie Generale de Geophysique - Veritas SA............... 178,317    6,281,737
  #Ciments Francais SA....................................   4,853      512,561
  #*Club Mediterranee SA..................................  68,548    1,597,135
   Compagnie Industrielle et Financiere D'Entreprises SA..   1,200      107,051
  *CS Communication & Systemes SA.........................   7,938       63,469
   Damartex SA............................................  21,101      725,900
   Delachaux SA...........................................  26,973    3,053,309
  *Derichebourg SA........................................ 548,515    5,198,842
  *Devoteam SA............................................  10,200      282,176
  *Dynaction SA...........................................  14,454      174,528
  #EDF Energies Nouvelles SA..............................  32,290    1,914,327
   Electricite de Strasbourg SA...........................  21,982    3,945,411
   Entrepose Contracting SA...............................     359       49,582
   Esso S.A.F.............................................   9,411    1,322,401
   Establissements Maurel et Prom SA...................... 323,678    6,894,702
  *Etam Developpement SA..................................   1,148       54,942
  *Euler Hermes SA........................................  36,906    3,934,286
  *Euro Disney SCA........................................  55,332      701,234
  #*Eurofins Scientific SA................................   6,286      677,178
   Exel Industries SA.....................................  10,680      677,324
   Faiveley Transport SA..................................   4,989      508,337
  *Faurecia SA............................................  87,585    3,611,841

                                     1256

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CONTINUED

                                                    Shares     Value++
                                                    ------     -----

         FRANCE -- (Continued)..................
            Fimalac SA..........................    31,490 $ 1,420,350
            Fleury Michon SA....................     4,694     256,567
           #*Flo Groupe SA......................    29,358     292,867
           #*GameLoft SA........................    33,361     242,965
           *Gascogne SA.........................     6,907     432,681
            Gaumont SA..........................    14,184     978,002
           #*GECI International SA..............    59,392     264,900
            Gemalto NV..........................   149,247   7,644,818
            Gevelot SA..........................     3,584     315,017
           *GFI Informatique SA.................   134,770     768,449
           #GIFI SA.............................     7,360     726,907
            GL Events SA........................    18,704     720,532
            GPE Groupe Pizzorno SA..............     5,200     146,309
            Groupe Crit SA......................    24,255     840,227
           *Groupe Go Sport SA..................     1,695      44,566
           #Groupe Gorge SA.....................    18,510     241,638
            Groupe Guillin SA...................     1,200     119,609
           *Groupe Open SA......................    27,590     265,348
           #*Groupe Partouche SA................    30,312     121,222
            Groupe Steria SCA...................    71,983   2,387,400
            Guerbet SA..........................     5,824     599,236
           #Guyenne et Gascogne SA..............    25,083   3,615,642
           *Haulotte Group SA...................    61,352   1,361,904
            Havas SA............................ 1,237,226   7,050,977
           #*Hi-Media SA........................    34,139     209,056
           *Idsud SA............................     2,227      93,249
           #*IMS International Metal Service SA.    48,141   1,257,360
            Ingenico SA.........................   117,295   5,820,649
           *Inter Parfums SA....................     2,504      99,235
            Ipsen SA............................    52,634   2,060,374
            Ipsos SA............................    89,607   4,657,189
           #*Kaufman & Broad SA.................     4,383     159,006
            Korian SA...........................     7,905     198,896
            Laurent-Perrier SA..................    12,546   1,601,828
           *LDC SA..............................        19       2,080
           *Lectra SA...........................    83,499     804,603
            Lisi SA.............................    16,907   1,641,405
           #*LVL Medical Groupe SA..............    18,786     492,055
            M6 Metropole Television SA..........   155,729   4,131,823
            Maisons France Confort SA...........     3,317     175,130
           #*Manitou BF SA......................    48,911   1,656,789
            Manutan International SA............    13,379   1,061,443
           *Meetic SA...........................     8,430     190,122
            Mersen SA...........................    62,698   3,812,976
            MGI Coutier SA......................     2,753     170,357
           *Modelabs Group......................    10,965      58,019
           *Montupet SA.........................     1,081      13,253
            Mr. Bricolage SA....................    23,846     487,400
           #Naturex SA..........................     8,725     665,354
           #Neopost SA..........................    88,903   8,485,798
            Nexans SA...........................   110,500  11,711,186
            Nexity SA...........................    82,239   4,472,625
           *NicOx SA............................    13,013      34,329
           #Norbert Dentressangle SA............    20,989   2,468,749
            NRJ Group SA........................    12,748     151,268
           *Oeneo SA............................   113,285     379,107
           #Orpea SA............................   101,314   5,064,902
            Osiatis SA..........................     1,400      12,360
           #*PagesJaunes Groupe SA..............   384,634   4,008,906
           #Paris Orleans et Cie SA.............     2,478      73,273
           *Parrot SA...........................    17,614     662,951

                                     1257

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CONTINUED

                                                                      Shares      Value++
                                                                      ------      -----

FRANCE -- (Continued)...............................................
   Pierre & Vacances SA.............................................  18,411 $  1,642,629
   Plastic Omnium SA................................................  31,808    3,044,697
   Plastivaloire SA.................................................   4,552      151,245
   PSB Industries SA................................................   8,438      360,371
   Rallye SA........................................................  89,009    4,680,345
  #*Recylex SA......................................................  55,481      572,254
   Remy Cointreau SA................................................  82,777    6,818,394
  *Rhodia SA........................................................ 333,947   15,543,003
   Robertet SA......................................................   3,167      582,100
  #*Rodriguez Group SA..............................................  31,298      253,573
   Rougier SA.......................................................   6,115      335,128
   Rubis SA.........................................................  36,080    4,430,513
  *S.T. Dupont SA...................................................  39,440       22,158
  *SA des Ciments Vicat.............................................  19,302    1,762,236
   Sabeton SA.......................................................  13,500      267,978
   Saft Groupe SA...................................................  66,877    3,071,315
   SAMSE SA.........................................................   8,342      971,169
  #*Sartorius Stedim Biotech SA.....................................   1,771      110,787
   SEB SA...........................................................  48,135    5,290,960
  *Seche Environnement SA...........................................   2,655      253,701
  #Sechilienne SA...................................................  60,146    1,760,657
   Securidev SA.....................................................   2,500      127,310
  #*Sequana SA......................................................  43,818      751,088
   Signaux Girod SA.................................................     894       70,010
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA..........     524      196,784
   Societe BIC SA...................................................  84,787    8,243,249
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..  46,150    3,022,745
   Societe Pour l'Informatique Industrielle SA......................  40,908      344,246
  #Societe Television Francaise 1 SA................................ 171,170    3,213,407
  #*Soitec SA....................................................... 383,996    6,234,570
   Somfy SA.........................................................  21,738    6,722,370
   Sopra Group SA...................................................  22,982    2,704,127
  *Ste Industrielle d'Aviation Latecoere SA.........................   5,421       89,641
   Stef-TFE SA......................................................  28,838    1,901,646
   Sucriere de Pithiviers Le Vieil SA...............................   1,745    2,158,067
  *Sword Group SA...................................................   7,395      242,242
  Synergie SA.......................................................  32,941    1,075,708
  #*Technicolor SA.................................................. 321,494    2,456,622
   Teleperformance SA............................................... 181,538    6,926,098
   Tessi SA.........................................................   5,050      523,898
  #*Theolia SA...................................................... 215,705      437,286
  #Tonnellerie Francois Freres SA...................................   3,839      168,368
  *Total Gabon SA...................................................     398      222,421
   Touax SA.........................................................     655       30,240
   Toupargel Groupe SA..............................................      75        1,620
  #*Transgene SA....................................................   5,584      102,554
   Trigano SA.......................................................  21,351      763,372
  #*UbiSoft Entertainment SA........................................ 223,352    2,242,219
  #Union Financiere de France Banque SA.............................  16,828      800,981
  *Valeo SA......................................................... 232,962   14,839,036
   Viel et Compagnie SA............................................. 158,130      820,852
  #Vilmorin & Cie SA................................................  20,195    2,557,663
   Virbac SA........................................................  17,494    3,227,567
   VM Materiaux SA..................................................   6,914      460,634
   Vranken Pommery Monopole SA......................................  13,094      680,659
   Zodiac Aerospace SA.............................................. 105,911    8,312,275
  *Zueblin Immobiliere France SA....................................   1,285        6,846
                                                                             ------------
TOTAL FRANCE........................................................          344,185,531
                                                                             ------------

GERMANY -- (12.4%)..................................................
  #A.S. Creation Tapeton AG.........................................   6,853      305,166

                                     1258

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CONTINUED

                                                          Shares     Value++
                                                          ------     -----

    GERMANY -- (Continued)..............................
      *AAP Implantate AG................................  47,250 $    76,798
      #*Aareal Bank AG.................................. 423,110  12,827,414
      *Abwicklungsgesellschaft Roesch AG Medizintechnik.   7,300         368
      #*ADVA AG Optical Networking...................... 128,074     995,430
       AGROB Immobilien AG..............................   5,800      82,536
      #*Air Berlin P.L.C................................ 117,774     526,432
      #Aixtron SE....................................... 314,748  13,367,177
      *Aligna AG........................................ 318,087      31,886
       Amadeus Fire AG..................................  16,192     784,304
      *Andreae-Noris Zahn AG............................  26,412   1,096,916
      #Asian Bamboo AG..................................  29,133   1,467,461
      *Augusta Technologie AG...........................  26,396     779,809
       Aurubis AG....................................... 152,783   9,029,595
       Baader Bank AG................................... 132,511     595,930
      #*Balda AG........................................ 127,634   1,700,557
      *Bauer AG.........................................  21,678   1,166,629
       BayWa AG.........................................  16,377     772,690
       Bechtle AG.......................................  41,242   1,961,285
      #Bertrandt AG.....................................  23,001   1,684,863
      *Beta Systems Software AG.........................   8,550      35,971
       Bilfinger Berger SE.............................. 162,980  15,689,829
      *Biolitec AG......................................  26,843     141,431
       Biotest AG.......................................  20,784   1,468,108
      *BKN International AG.............................  33,408       1,635
      *BMP AG...........................................  43,506      72,747
      #*Borussia Dortmund GmbH & Co. KGaA............... 208,512     957,398
      #*Carl Zeiss Meditec AG...........................  84,141   1,831,507
       CAT Oil AG.......................................  47,541     585,025
       CENIT AG.........................................     470       3,791
      *Centrosolar Group AG.............................  20,542     159,767
      #*Centrotec Sustainable AG........................  42,634   1,492,752
      #*Centrotherm Photovoltaics AG....................  28,152   1,703,425
       Cewe Color Holding AG............................  15,268     741,752
       Comdirect Bank AG................................ 139,558   1,731,196
      #CompuGroup Medical AG............................  14,015     239,672
      #*Conergy AG...................................... 370,951     214,156
      #*Constantin Medien AG............................ 314,299     962,923
       CropEnergies AG..................................  51,891     419,109
       CTS Eventim AG...................................  53,050   3,976,502
      *Curanum AG....................................... 100,137     339,677
      #*D. Logistics AG................................. 113,203     260,459
       DAB Bank AG...................................... 130,043     835,495
      *Data Modul AG....................................  11,455     244,398
      #*Delticom AG.....................................   2,496     271,192
       Demag Cranes AG..................................  53,557   2,877,637
       Deutsche Beteiligungs AG.........................  27,425     804,811
      *Deutsche Wohnen AG............................... 156,356   2,460,814
      *Deutz AG......................................... 263,835   2,411,455
      #*Dialog Semiconductor P.L.C...................... 166,323   3,463,888
      *DIC Asset AG.....................................  28,406     382,132
      *Dierig Holding AG................................  10,500     163,453
      #Douglas Holding AG............................... 105,346   6,173,743
       Dr. Hoenle AG....................................  14,858     233,274
      *Draegerwerk AG & Co KGaA.........................     581      49,780
       Drillisch AG..................................... 158,285   1,789,224
      *Duerr AG.........................................  36,111   1,406,836
       DVB Bank SE...................................... 173,470   6,421,317
       Eckert & Ziegler AG..............................   6,924     300,574
      #Elexis AG........................................  32,938     833,579
      *Elmos Semiconductor AG...........................  34,592     566,809
      #ElreingKlinger AG................................ 105,909   3,712,167

                                     1259

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CONTINUED

                                                     Shares     Value++
                                                     ------     -----

         GERMANY -- (Continued)..................
           #*Epigenomics AG......................    27,680 $    66,510
            Erlus AG.............................     2,970     116,417
           #*Euromicron AG.......................     6,147     189,876
           #Euwax AG.............................    17,978   1,372,268
           *Evotec AG............................ 1,165,338   5,264,164
           #Fielmann AG..........................    56,670   6,027,643
           *FJA AG...............................       217         618
            Freenet AG...........................   372,758   4,740,223
            Fuchs Petrolub AG....................    46,541   6,736,857
           #*GAGFAH SA...........................   229,040   2,081,269
            GBW AG...............................    28,417     573,420
           *Gerresheimer AG......................    88,833   4,294,723
            Gerry Weber International AG.........    44,554   2,900,206
            Gesco AG.............................    10,010     850,675
            GFK SE...............................    72,083   4,098,767
            GFT Technologies AG..................    66,050     426,957
           #*Gigaset AG..........................   119,273     732,272
           #Gildemeister AG......................   108,692   2,754,959
           #*Grammer AG..........................    28,005     782,985
            Grenkeleasing AG.....................    33,471   1,998,778
           *H&R WASAG AG.........................    18,299     573,236
            Hamborner REIT AG....................    28,664     317,961
            Hamburger Hafen und Logistik AG......    55,006   2,669,367
           *Hansa Group AG.......................   146,815     867,088
           #Hawesko Holding AG...................    19,463   1,004,744
           #*Heidelberger Druckmaschinen AG......   734,833   3,279,262
           *Homag Group AG.......................    13,586     328,910
           *IKB Deutsche Industriebank AG........    21,843      22,107
            Indus Holding AG.....................    45,532   1,505,131
            Innovation in Traffic Systems AG.....    23,949     635,312
            Interseroh SE........................    21,642   1,627,713
           #*Intershop Communications AG.........    62,598     202,968
            Isra Vision Systems AG...............    10,917     274,652
           *IVG Immobilien AG....................   480,972   4,058,964
           *Jenoptik AG..........................   162,963   1,338,399
           *Kampa AG.............................    35,505       4,928
           #*Kloeckner & Co. SE..................   227,481   8,167,907
           *Koenig & Bauer AG....................     4,664     112,744
            Kontron AG...........................   189,937   2,338,679
           #*Krones AG...........................    72,618   5,875,101
            KSB AG...............................     3,632   3,243,542
           #*Kuka AG.............................   102,786   2,801,650
           #KWS Saat AG..........................    17,224   3,932,623
            Leifheit AG..........................    12,500     468,143
           *Leoni AG.............................   115,635   6,366,609
            Loewe AG.............................    25,187     234,652
           *LPKF Laser & Electronics AG..........    20,347     436,362
           #*Manz Automation AG..................     5,470     382,678
           #*Masterflex AG.......................     7,812      68,267
           *Masterflex AG Issue 10...............     7,812      59,011
           *Maxdata Computer AG..................    94,120      16,868
            Mediclin AG..........................   119,554     752,913
           #*Medigene AG.........................    87,499     263,608
            Medion AG............................    85,984   1,238,999
           *Mensch und Maschine Software AG......    27,532     209,575
           #MLP AG...............................   216,957   2,152,455
           *Mologen AG...........................    24,513     319,143
           #*Morphosys AG........................    62,322   1,832,648
           #*MPC Muenchmeyer Petersen Capital AG.     5,101      32,243
           #MTU Aero Engines Holding AG..........   176,697  13,526,481
           #Muehlbauer Holding & Co. AG..........    14,905     882,298

                                     1260

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CONTINUED

                                                                    Shares     Value++
                                                                    ------     -----

GERMANY -- (Continued)..........................................
   MVV Energie AG...............................................   114,055 $ 4,614,084
   Nemetschek AG................................................    24,668   1,162,049
  *Nexus AG.....................................................    33,813     337,999
  #*Nordex SE...................................................   104,915   1,052,069
  #OHB Technology AG............................................    35,659     676,622
   Oldenburgische Landesbank AG.................................     4,234     242,569
   P&I Personal & Informatik AG.................................    17,889     730,170
  *Patrizia Immobilien AG.......................................    17,448     130,364
   Pfeiffer Vacuum Technology AG................................    34,071   4,732,205
  #*Pfleiderer AG...............................................   158,664     164,451
  #*Phoenix Solar AG............................................    15,055     485,522
  *PNE Wind AG..................................................   167,451     538,550
   Praktiker Bau-und Heimwerkermaerkte Holding AG...............   195,237   2,310,853
  *Progress-Werk Oberkirch AG...................................     6,250     426,668
  #PSI AG fuer Produkte und Systeme der Informationstechnologie.    30,993     919,934
   PVA TePla AG.................................................    46,019     314,931
  #*Q-Cells SE..................................................   226,583     963,225
  *QSC AG.......................................................   306,094   1,164,529
   R Stahl AG...................................................    14,410     661,726
   Rational AG..................................................    15,420   4,260,033
   REALTECH AG..................................................    13,541     161,193
   Renk AG......................................................    18,838   2,030,953
  #Repower Systems AG...........................................     5,276   1,118,534
   Rheinmetall AG...............................................   120,000  10,757,796
   Rhoen-Klinikum AG............................................   406,308   9,293,479
  #*Roth & Rau AG...............................................    15,929     546,206
   Ruecker AG...................................................    18,949     424,078
   S.A.G. Solarstrom AG.........................................    16,441     114,569
  *Schaltbau Holding AG.........................................     1,059     116,017
  *Sedo Holding AG..............................................    69,691     354,044
   Sektkellerei Schloss Wachenheim AG...........................    14,520     159,058
  *SER Systems AG...............................................     9,400         376
  #*SGL Carbon SE...............................................   229,387  12,204,924
  *Silicon Sensor International AG..............................     1,934      28,024
  #*Singulus Technologies AG....................................   199,422   1,402,646
   Sinner AG....................................................     2,660      66,734
   Sixt AG......................................................    40,599   2,046,675
  *SKW Stahl-Metallurgie Holding AG.............................    12,802     365,295
  #*Sky Deutschland AG.......................................... 1,051,866   4,621,117
  *SM Wirtschaftsberatungs AG...................................    18,841     136,177
  #Software AG..................................................    70,053  13,258,747
  #*Solar Millennium AG.........................................    34,471   1,056,148
  *Solar-Fabrik AG..............................................    13,966      91,488
  #*Solarworld AG...............................................   285,203   4,564,142
  #*Solon SE....................................................    25,350     148,985
   Stada Arzneimittel AG........................................   185,987   8,223,198
   STINAG Stuttgarter Invest AG.................................    35,003     945,434
   Stoehr & Co. AG..............................................     6,000      26,690
   Stratec Biomedical Systems AG................................    27,909   1,257,619
   Sued-Chemie AG...............................................    28,301   5,235,557
  *Sunways AG...................................................    15,188     124,849
  *Suss Microtec AG.............................................    59,969   1,040,565
   Symrise AG...................................................   330,233  10,869,746
   Syzygy AG....................................................    30,656     170,882
  *TAG Immobilien AG............................................   107,895   1,148,885
  #Takkt AG.....................................................   126,507   2,177,921
   TDS Informationstechnologie AG...............................    89,063     568,114
  #Telegate AG..................................................    14,423     184,806
  *Tipp24 SE....................................................     4,300     206,501
   Tognum AG....................................................   210,779   8,078,806
  *Tomorrow Focus AG............................................   113,715     826,666

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CONTINUED

                                                                                        Shares      Value++
                                                                                        ------      -----

GERMANY -- (Continued)..............................................................
  #*TUI AG..........................................................................   468,655 $  5,983,090
   UMS United Medical Systems International AG......................................     7,531       93,471
   UmweltBank AG....................................................................    17,805      600,078
   United Internet AG...............................................................   167,408    3,275,225
   VBH Holding AG...................................................................     9,415       69,048
  *Verbio AG........................................................................    50,804      318,800
  *Versatel AG......................................................................    12,209      122,990
   Vossloh AG.......................................................................    37,975    5,460,799
  *VTG AG...........................................................................    17,585      449,104
  #*Wacker Neuson SE................................................................    35,878      687,929
  *Wanderer-Werke AG................................................................     7,903        1,223
  *Washtec AG.......................................................................       926       15,174
   Wincor Nixdorf AG................................................................   119,287    9,859,086
   Wirecard AG......................................................................   284,730    5,435,669
   Wuerttembergische Lebensversicherung AG..........................................    27,308      711,143
   Wuerttembergische Metallwarenfabrik AG...........................................    29,451    1,338,126
  *XING AG..........................................................................     5,288      375,862
   Zhongde Waste Technology AG......................................................     2,889       38,614
                                                                                               ------------
TOTAL GERMANY.......................................................................            404,997,812
                                                                                               ------------

GREECE -- (2.2%)....................................................................
   Aegean Airlines S.A..............................................................     5,746       16,746
  *Aegek S.A........................................................................   120,000       33,757
  #*Agricultural Bank of Greece S.A.................................................   635,535      432,217
   Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..   439,886      117,632
  *Alfa Alfa Energy S.A.............................................................     3,810        7,844
  #*Alpha Bank A.E..................................................................   391,899    2,284,677
  *Alumil Aluminum Industry S.A.....................................................    48,665       46,852
  *Alysida S.A......................................................................     2,376        7,007
  *Anek Lines S.A...................................................................   504,442      141,832
  *Astir Palace Hotels S.A..........................................................    93,886      302,485
  *Athens Medical Center S.A........................................................   150,874      102,985
  *Atlantic Supermarkets S.A........................................................    34,730        4,115
  *Attica Bank S.A..................................................................   184,869      240,907
  *Atti-Kat S.A.....................................................................    56,554        3,337
   Autohellas S.A...................................................................    83,520      214,107
  *Babis Vovos International Construction S.A.......................................    59,807       49,617
  *Balafas S.A......................................................................    15,200        4,278
  *Balkan Real Estate S.A...........................................................     5,450        3,150
  #Bank of Cyprus Public Co......................................................... 1,463,345    5,336,200
   Bank of Greece S.A...............................................................    74,467    3,496,477
  *Daios Plastics S.A...............................................................    16,350      138,138
   Diagnostic & Therapeutic Center of Athens Hygeia S.A.............................   207,001      132,489
  #*EFG Eurobank Ergasias S.A.......................................................   738,963    4,159,399
  *Elastron S.A.....................................................................   102,415      119,855
  *Elbisco Holding S.A..............................................................    28,098       25,803
   Elektrak S.A.....................................................................    37,647       85,901
  *Elektroniki Athinon S.A..........................................................    22,490        7,361
   Ellaktor S.A.....................................................................   522,735    2,369,254
  *Emporiki Bank of Greece S.A......................................................     5,563       10,030
  *Etma Rayon S.A...................................................................    11,242       23,478
   Euro Reliance General Insurance Co. S.A..........................................    54,730       41,426
  *Euromedica S.A...................................................................    67,698       79,957
   EYDAP Athens Water Supply & Sewage Co. S.A.......................................    94,986      742,689
   F.G. Europe S.A..................................................................     4,536        3,693
  *Folli Follie Group S.A...........................................................   108,747    2,053,654
  *Forthnet S.A.....................................................................   254,703      173,771
   Fourlis Holdings S.A.............................................................   142,900    1,176,362
   Frigoglass S.A...................................................................    90,234    1,531,084
   GEK Terna S.A....................................................................   296,155    1,074,592
  *Geniki Bank S.A..................................................................    31,074       57,832

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CONTINUED

                                                            Shares     Value++
                                                            ------     -----

 GREECE -- (Continued)..................................
   *Halkor S.A..........................................   226,556 $   248,874
   *Hellenic Cables S.A.................................    65,236     109,739
    Hellenic Exchanges S.A..............................   204,708   1,636,729
    Hellenic Petroleum S.A..............................   319,922   3,408,294
   *Hellenic Sugar Industry S.A.........................    78,005     134,011
    Heracles General Cement Co. S.A.....................    77,436     481,868
    Iaso S.A............................................   206,042     361,161
    Inform P. Lykos S.A.................................    35,570      56,368
   *Informatics S.A.....................................     3,778       1,735
   *Intracom Holdings S.A...............................   197,993     131,883
   *Intracom Technical & Steel Constructions S.A........    86,337     116,305
   *Intralot S.A. Integrated Lottery Systems & Services.   407,869   1,455,387
   *Ionian Hotel Enterprises S.A........................    16,914     350,731
   *Ipirotiki Software & Publications S.A...............    22,110      63,532
    JUMBO S.A...........................................   198,695   1,601,122
    Karelia Tobacco Co., Inc. S.A.......................     5,787     579,442
   *Kathimerini Publishing S.A..........................    47,170     256,170
   *Lambrakis Press S.A.................................   115,149      42,612
   *Lamda Development S.A...............................       905       5,078
   *Lan-Net S.A.........................................    12,688      22,551
   *Lavipharm S.A.......................................    84,681      56,359
    Loulis Mills S.A....................................    41,702     111,908
    Marfin Investment Group S.A......................... 1,852,770   1,948,111
   #*Marfin Popular Bank PCL............................ 3,111,884   3,778,193
    Metka S.A...........................................    99,168   1,327,499
    Michaniki S.A.......................................   165,545      71,048
    Motor Oil (Hellas) Corinth Refineries S.A...........   154,045   2,042,419
   *Mytilineos Holdings S.A.............................   324,571   2,584,345
   *Neorion Holdings S.A................................    14,991       5,101
   *Pegasus Publishing S.A..............................    95,344      57,800
   *Piraeus Bank S.A.................................... 4,499,585   7,324,622
   *Piraeus Port Authority S.A..........................    18,223     396,674
   *Promota Hellas S.A..................................     8,860       3,018
   *Proton Bank S.A.....................................   141,214     119,200
   *Public Power Corp. S.A..............................    43,433     718,669
   *Real Estate Development & Services S.A..............    94,497     134,005
    S&B Industrial Minerals S.A.........................    68,336     474,808
    Sarantis S.A........................................    74,884     369,130
   *Selected Textile S.A................................    69,947      44,652
   *Sfakianakis S.A.....................................    88,886      36,863
   *Sidenor Steel Products Manufacturing Co. S.A........    14,733      59,462
   *Spyroy Agricultural Products S.A....................    61,348      59,274
   *T Bank S.A..........................................   228,007      54,323
   *Technical Olympic S.A...............................     2,237       4,443
   *Teletypos S.A. Mega Channel.........................    77,669     230,386
    Terna Energy S.A....................................   110,851     508,566
   *Themeliodomi S.A....................................    37,422      20,508
    Thessaloniki Port Authority S.A.....................     6,936     145,209
    Thessaloniki Water Supply & Sewage Co S.A...........    11,146      77,566
    Thrace Plastics Co. S.A.............................   104,616      83,736
    Titan Cement Co. S.A................................   169,805   4,528,490
   *TT Hellenic Postbank S.A............................   695,353   2,987,914
   *Varvaressos S.A. European Spinning Mills............    36,350       6,999
   *Viohalco S.A........................................   409,999   2,430,377
                                                                   -----------
 TOTAL GREECE...........................................            70,718,259
                                                                   -----------

 IRELAND -- (2.3%)......................................
    Abbey P.L.C.........................................    84,370     655,073
   *Aer Lingus Group P.L.C..............................   763,185     932,440
   *Allied Irish Banks P.L.C............................ 1,323,599     453,067
   *Aminex P.L.C........................................   496,086      68,631

                                     1263

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CONTINUED

                                                              Shares     Value++
                                                              ------     -----

IRELAND -- (Continued)....................................
   C&C Group P.L.C. (B010DT8).............................   399,607 $ 2,036,869
   C&C Group P.L.C. (B011Y09)............................. 1,014,594   5,198,537
   DCC P.L.C. (0242493)...................................   308,989  10,308,113
   DCC P.L.C. (4189477)...................................    18,170     605,628
   Donegal Creameries P.L.C...............................    26,085     156,554
  *Dragon Oil P.L.C....................................... 1,347,570  12,561,228
  *Elan Corp. P.L.C.......................................    74,754     600,925
   FBD Holdings P.L.C.....................................   125,728   1,357,495
   Fyffes P.L.C........................................... 1,020,533     619,727
   Glanbia P.L.C. (0066950)...............................   700,613   4,525,440
   Glanbia P.L.C. (4058629)...............................    69,229     446,206
   Grafton Group P.L.C....................................   505,559   2,657,606
   Greencore Group P.L.C. (0386410).......................   615,927   1,003,325
   Greencore Group P.L.C. (5013832).......................   189,468     308,625
   IFG Group P.L.C........................................   337,495     705,256
  *Independent News & Media P.L.C. (B59HWB1)..............   282,831     245,053
  *Independent News & Media P.L.C. (B5TR5N4)..............   318,060     275,323
   Irish Continental Group P.L.C..........................    91,000   2,336,748
  *Irish Life & Permanent Group Holdings P.L.C............   117,549      26,116
  *Kenmare Resources P.L.C................................ 4,136,548   3,169,023
   Kingspan Group P.L.C. (0492793)........................   351,640   3,426,125
   Kingspan Group P.L.C. (4491235)........................    58,461     570,669
  *McInerney Holdings P.L.C...............................   697,135      40,890
   Paddy Power P.L.C. (0258810)...........................   180,573   8,824,308
   Paddy Power P.L.C. (4828974)...........................    10,071     492,087
  *Providence Resources P.L.C.............................    62,580     287,167
  *Smurfit Kappa Group P.L.C..............................   453,572   6,174,907
   Total Produce P.L.C....................................   871,395     542,051
   United Drug P.L.C. (3302480)...........................   820,214   2,831,759
   United Drug P.L.C. (3335969)...........................    53,080     183,069
                                                                     -----------
TOTAL IRELAND.............................................            74,626,040
                                                                     -----------

ISRAEL -- (2.4%)..........................................
  *Africa Israel Investments, Ltd.........................   226,519   1,941,432
  *Africa Israel Properties, Ltd..........................    31,703     442,668
  *Africa Israel Residences, Ltd..........................       594       9,795
  *Airport City, Ltd......................................    30,008     155,991
   Alon Holdings Blue Square Israel, Ltd..................    44,917     452,060
  *AL-ROV Israel, Ltd.....................................    15,025     582,822
  *Alrov Properties & Lodgings, Ltd.......................     2,625      58,282
  *Alvarion, Ltd..........................................   186,966     327,062
  *Amot Investments, Ltd..................................    65,457     202,538
  *AudioCodes, Ltd........................................   159,083     986,271
   Avgol Industries 1953, Ltd.............................    98,800      81,372
  *Azorim Investment Development & Construction Co., Ltd..       120         447
   Bayside Land Corp......................................       961     241,449
  *Big Shopping Centers 2004, Ltd.........................     1,545      44,983
  *Biocell, Ltd...........................................    19,162     189,504
  *BioLine RX, Ltd........................................   535,468     369,379
  *Blue Square Real Estate, Ltd...........................     1,681      47,360
   British Israel Investments, Ltd........................    27,461     108,242
  *Ceragon Networks, Ltd..................................    10,722     136,154
  *Clal Biotechnology Industries, Ltd.....................   146,663     920,041
   Clal Industries & Investments, Ltd.....................   285,112   2,286,916
   Clal Insurance Enterprises Holdings, Ltd...............    83,321   2,360,124
  *Compugen, Ltd..........................................    26,256     126,310
   Dan Vehicle & Transportation D.V.T., Ltd...............       293       2,830
  *Delek - The Israeli Fuel Corp., Ltd....................     2,066      66,979
   Delek Automotive Systems, Ltd..........................   107,838   1,391,541
  *Delek Energy Systems, Ltd..............................       797     325,440
   Delta-Galil Industries, Ltd............................    13,287     106,135

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
                                                              Shares    Value++
                                                              ------    -----

 ISRAEL -- (Continued)....................................
    Direct Insurance - I.D.I. Insurance Co., Ltd..........    30,880 $   88,994
   *DS Apex Holdings, Ltd.................................    33,141    215,171
   *El Al Israel Airlines, Ltd............................   738,714    278,611
   *Elbit Medical Imaging, Ltd............................    53,265    637,686
    Electra (Israel), Ltd.................................     4,994    607,014
   *Electra Real Estate, Ltd..............................    16,998    124,870
   *Elron Electronic Industries, Ltd......................    57,768    346,604
   *Evogene, Ltd..........................................    51,289    274,465
   *EZchip Semiconductor, Ltd.............................    45,164  1,431,733
    First International Bank of Israel, Ltd...............    98,118  1,510,787
    FMS Enterprises Migun, Ltd............................    10,300    306,533
   *Formula Systems, Ltd..................................    27,112    545,948
   *Frutarom Industries, Ltd..............................   162,348  1,783,656
   *Fundtech, Ltd.........................................    10,817    190,724
   *Gilat Satellite Networks, Ltd.........................    52,504    254,692
   *Given Imaging, Ltd....................................    31,987    678,781
    Golf & Co., Ltd.......................................    57,649    304,938
    Granite Hacarmel Investments, Ltd.....................   144,714    304,226
   *Hadera Paper, Ltd.....................................     9,516    771,162
    Harel Insurance Investments & Finances, Ltd...........    34,332  2,050,405
   *Hot Telecommunications Systems, Ltd...................    92,836  1,676,140
   *Industrial Building Corp., Ltd........................   112,704    244,395
   *Israel Discount Bank, Ltd.............................   971,957  2,057,224
    Israel Land Development Co., Ltd. (The)...............    22,615    224,266
    Ituran Location & Control, Ltd........................    84,441  1,363,349
   *Jerusalem Oil Exploration, Ltd........................    29,594    646,323
   *Kamada, Ltd...........................................   110,315    986,737
    Maabarot Products, Ltd................................    21,999    289,576
   *Magic Software Enterprises, Ltd.......................       693      4,811
   *Makhteshim-Agan Industries, Ltd.......................   657,045  3,545,811
    Matrix IT, Ltd........................................   171,428  1,070,119
   *Melisron, Ltd.........................................    13,924    352,752
   *Mellanox Technologies, Ltd............................    84,859  2,373,175
   *Menorah Mivtachim Holdings, Ltd.......................   101,061  1,352,184
   *Migdal Insurance & Financial Holding, Ltd.............   934,324  1,766,413
    Mizrahi Tefahot Bank, Ltd.............................   179,685  1,994,643
   *Naphtha Israel Petroleum Corp., Ltd...................   103,666    435,216
   *Ness Technologies, Inc................................     6,085     40,132
    Neto M.E. Holdings, Ltd...............................     5,411    372,067
    NetVision, Ltd........................................    32,732    450,684
   *NICE Systems, Ltd.....................................    76,917  2,934,620
   *NICE Systems, Ltd. Sponsored ADR......................   119,492  4,556,230
   *Nitsba Holdings 1995, Ltd.............................    42,391    453,923
   *Oil Refineries, Ltd................................... 3,239,580  2,426,716
   *Orckit Communications, Ltd............................    38,290    108,924
    Ormat Industries, Ltd.................................   293,852  2,118,322
    Osem Investments, Ltd.................................   101,782  1,780,073
    Paz Oil Co., Ltd......................................    12,287  2,278,154
   *Phoenix Holdings, Ltd. (The)..........................   195,715    712,198
    Plasson Industries, Ltd...............................     3,076     75,771
   *RADVision, Ltd........................................    20,150    184,623
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...    27,880  1,120,558
   *Retalix, Ltd..........................................    65,875    952,459
    Scailex Corp, Ltd.....................................    29,002    571,661
    Shikun & Binui, Ltd...................................   794,937  2,315,100
   *Space Communication, Ltd..............................    11,241    219,556
    Strauss Group, Ltd....................................   122,758  2,051,321
   *Suny Electronic, Ltd..................................    33,820    417,009
    Super-Sol, Ltd. Series B..............................   368,517  2,304,026
   *Tower Semiconductor, Ltd.............................. 1,325,086  1,807,465

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
                                                           Shares     Value++
                                                           ------     -----

  ISRAEL -- (Continued)................................
     Union Bank of Israel, Ltd.........................   103,064 $   527,876
                                                                  -----------
  TOTAL ISRAEL.........................................            77,833,729
                                                                  -----------

  ITALY -- (7.2%)......................................
    #*A.S. Roma SpA....................................   293,436     359,016
    *ACEA SpA..........................................   280,731   3,623,934
     Acegas-APS SpA....................................   110,973     723,957
    *Acotel Group SpA..................................       810      45,567
    *Aedes SpA......................................... 1,412,879     362,990
     Aeroporto de Firenze SpA..........................    17,399     313,979
    #Alerion Cleanpower SpA............................   677,676     562,127
     Amplifon SpA......................................   189,650   1,165,174
     Ansaldo STS SpA...................................   275,622   4,259,791
    *Arnoldo Mondadori Editore SpA.....................   392,186   1,661,846
     Ascopiave SpA.....................................    79,866     199,532
     Astaldi SpA.......................................   228,281   1,990,740
    *Autogrill SpA.....................................   397,526   5,699,096
     Azimut Holding SpA................................   454,770   5,815,370
     Banca Finnat Euramerica SpA.......................   685,945     479,764
    #Banca Generali SpA................................   131,963   2,215,713
     Banca IFIS SpA....................................    99,654     777,914
    #Banca Piccolo Credito Valtellinese Scarl..........   760,746   3,625,484
    #*Banca Popolare dell'Emilia Romagna Scrl..........   602,359   7,364,811
    *Banca Popolare dell'Etruria e del Lazio Scarl.....    92,426     389,422
    #Banca Popolare di Milano Scarl.................... 1,092,906   3,740,267
    *Banca Popolare di Sondrio Scarl...................   867,074   7,520,873
    *Banca Profilo SpA.................................   483,213     274,022
     Banco di Desio e della Brianza SpA................   232,296   1,308,713
     Banco Popolare Scarl..............................   107,251     318,125
     BasicNet SpA......................................   101,215     403,101
     Beghelli SpA......................................   427,981     427,897
     Benetton Group SpA................................   220,256   1,788,565
    *Biesse SpA........................................    54,004     599,685
    *Bonifica Terreni Ferraresi e Imprese Agricole SpA.    10,867     449,097
     Brembo SpA........................................   162,145   2,215,591
    *Brioschi Sviluppo Immobiliare SpA.................   168,711      37,520
     Bulgari SpA.......................................   525,731   9,575,649
    *Buongiorno SpA....................................   395,420     834,358
    #Buzzi Unicem SpA..................................   284,221   4,395,415
    *C.I.R. SpA - Compagnie Industriali Riunite........ 1,614,226   4,233,719
    *Cairo Communication SpA...........................    18,550      88,956
     Caltagirone Editore SpA...........................     6,045      15,330
     Caltagirone SpA...................................   246,310     749,381
    *Cam Finanziaria SpA...............................    36,527      21,859
    *Carraro SpA.......................................   113,633     698,037
     Cembre SpA........................................    40,330     462,668
     Cementir Holding SpA..............................   293,286     941,835
     Class Editore SpA.................................   165,655     109,712
     Credito Artigiano SpA.............................   361,183     723,001
     Credito Bergamasco SpA............................   129,884   4,767,268
     Credito Emiliano SpA..............................   376,390   2,594,585
     CSP International Fashion Group SpA...............    13,481      24,302
    *Dada SpA..........................................     6,181      34,614
    *d'Amico International Shipping SA.................   133,519     183,204
    #Danieli & Co. SpA.................................    58,099   1,850,838
    *Datalogic SpA.....................................    25,836     223,047
     Davide Campari - Milano SpA....................... 1,031,266   7,425,151
     De Longhi SpA.....................................   305,654   3,911,422
    *DeA Capital SpA...................................   233,390     538,656
     DiaSorin SpA......................................    77,818   3,757,771
    *Digital Multimedia Technologies SpA...............    39,294   1,243,692

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CONTINUED

                                                         Shares     Value++
                                                         ------     -----

    ITALY -- (Continued).............................
      *EEMS Italia SpA...............................   110,285 $   229,706
      *Elica SpA.....................................    44,844     109,555
       Emak SpA......................................    57,399     385,265
       Engineering Ingegneria Informatica SpA........     8,364     299,594
       ERG SpA.......................................   242,145   3,579,617
      #*ErgyCapital SpA..............................     5,992       3,904
       Esprinet SpA..................................   104,855     904,823
      *Eurotech SpA..................................    82,279     289,113
       Falck Renewables SpA..........................   105,130     241,705
      #*Fiera Milano SpA.............................    37,863     242,925
      #Fondiaria - SAI SpA...........................   247,975   2,305,037
       Gas Plus SpA..................................       975       5,445
      *Gefran SpA....................................    31,849     224,944
      *Gemina SpA.................................... 1,815,266   1,881,261
      #Geox SpA......................................   305,569   2,160,689
      *Gruppo Ceramiche Ricchetti SpA................   108,723      44,013
      *Gruppo Coin SpA...............................   121,022   1,230,437
      *Gruppo Editoriale L'Espresso SpA..............   670,242   2,081,872
      *Gruppo MutuiOnline SpA........................     4,701      38,237
       Hera SpA...................................... 1,822,830   4,611,351
      *I Grandi Viaggi SpA...........................    98,547     156,411
      #Immsi SpA.....................................   743,533     965,653
      *Impregilo SpA................................. 1,243,552   4,266,210
      #Indesit Co. SpA...............................   185,473   2,444,803
       Industria Macchine Automatiche SpA............    58,626   1,263,522
       Industria Romagnola Conduttori Elettrici SpA..    43,452     143,379
      *Intek SpA.....................................   267,441     204,801
      *Interpump Group SpA...........................   255,327   2,307,195
       Iren SpA...................................... 1,758,434   3,631,656
      *Isagro SpA....................................    10,591      61,843
      #Italcementi SpA...............................   279,135   3,059,962
       Italmobiliare SpA.............................    28,096   1,228,772
      *Juventus Football Club SpA....................   118,274     145,768
      #*Kerself SpA..................................    38,610     160,197
      *KME Group SpA.................................   747,551     400,039
      #*Landi Renzo SpA..............................   203,171     745,052
      #Lottomatica SpA...............................   174,162   3,889,298
      #Maire Tecnimont SpA...........................   601,549   2,522,115
      *Marcolin SpA..................................    60,096     465,740
      #*Mariella Burani SpA..........................    32,721     122,252
       Marr SpA......................................   132,607   1,741,213
       Mediolanum SpA................................   592,750   3,485,099
      #Milano Assicurazioni SpA......................   907,587   1,339,586
      *Monrif SpA....................................   315,834     194,140
      *Montefibre SpA................................   139,554      28,859
       Nice SpA......................................    25,255     109,478
      *Pagnossin SpA.................................     9,000          --
      *PanariaGroup Industrie Ceramiche SpA..........    42,000      88,867
       Piaggio & C. SpA..............................   511,332   1,999,672
      *Pininfarina SpA...............................    82,321     657,379
       Pirelli & Co. SpA.............................   782,291   8,144,201
      *Poltrona Frau SpA.............................    44,004      83,561
      *Prelios SpA................................... 2,389,900   1,874,994
      #*Premafin Finanziaria SpA.....................   961,257     868,372
       Prysmian SpA..................................   653,038  15,415,106
      #*RCS MediaGroup SpA...........................   100,608     197,871
       Recordati SpA.................................   408,182   4,319,856
       Reply SpA.....................................     7,783     234,019
      *Retelit SpA...................................    87,456      62,993
      *Richard-Ginori 1735 SpA.......................   140,800       9,936
      *Sabaf SpA.....................................    24,109     798,249

                                     1267

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CONTINUED

                                                         Shares      Value++
                                                         ------      -----

   ITALY -- (Continued)..............................
     *SAES Getters SpA...............................    30,068 $    347,291
     *Safilo Group SpA...............................   140,163    2,677,216
     *Saras SpA...................................... 1,269,180    3,186,566
      SAVE SpA.......................................     4,527       54,245
      Screen Service Broadcasting Technologies SpA...   152,715      132,286
     #*Seat Pagine Gialle SpA........................ 2,988,837      358,747
     *Snai SpA.......................................   178,681      644,109
      Societa Iniziative Autostradali e Servizi SpA..   217,716    2,804,290
      Societe Cattolica di Assicurazoni Scrl SpA.....   180,734    5,084,577
     #*Sogefi SpA....................................   186,290      781,152
      Sol SpA........................................   166,511    1,414,659
     *Sorin SpA...................................... 1,139,193    3,274,441
     *Stefanel SpA...................................   112,528       83,882
     *Tamburi Investment Partners SpA................    24,875       54,233
     *Telecom Italia Media SpA....................... 1,206,455      354,124
     #*Tiscali SpA................................... 3,437,478      402,990
      Tod's SpA......................................    47,508    6,451,519
     #Trevi Finanziaria SpA..........................   138,583    2,251,244
     *Uni Land SpA...................................    51,835       38,695
     *Unipol Gruppo Finanziario SpA.................. 2,979,332    2,410,069
      Vianini Industria SpA..........................    59,070      122,685
      Vianini Lavori SpA.............................   175,180    1,146,871
      Vittoria Assicurazioni SpA.....................   121,346      724,357
     #*Yoox SpA......................................    34,693      630,708
     *Zignago Vetro SpA..............................    27,216      223,814
                                                                ------------
   TOTAL ITALY.......................................            236,486,535
                                                                ------------

   NETHERLANDS -- (4.4%).............................
      Aalberts Industries NV.........................   377,504    9,547,547
      Accell Group NV................................    37,661    2,241,934
     *AFC Ajax NV....................................    18,134      192,247
     #*AMG Advanced Metallurgical Group NV...........    70,454    1,579,014
     #Amsterdam Commodities NV.......................    60,751      990,892
      Arcadis NV.....................................   193,913    5,004,434
     #*ASM International NV..........................   205,174    8,899,893
     *Atag Group NV..................................     4,630        1,989
      Batenburg Beheer NV............................    10,306      427,480
     #*BE Semiconductor Industries NV................    72,970      783,886
      Beter Bed Holding NV...........................    72,418    2,294,004
      BinckBank NV...................................   153,967    2,784,160
      Brunel International NV........................    51,660    2,620,098
      Crown Van Gelder NV............................    18,307      154,541
     *CSM NV.........................................   233,047    8,927,576
      DOCdata NV.....................................    22,463      374,857
     #Exact Holding NV...............................    61,464    1,989,670
      Fornix Biosciences NV..........................    27,365       64,499
     #Grontmij NV....................................    74,782    1,681,986
     *Heijmans NV....................................    41,388    1,400,722
      Hunter Douglas NV..............................     2,603      139,424
     #Imtech NV......................................   272,622   10,353,369
     #*Kardan NV.....................................    84,183      499,558
      KAS Bank NV....................................    50,870      899,638
     #*Kendrion NV...................................    39,829    1,029,572
      Koninklijke Bam Groep NV.......................   839,371    6,701,579
      Koninklijke Ten Cate NV........................   104,333    4,828,971
     #*Koninklijke Wessanen NV.......................   175,479      781,042
     *LBi International NV...........................   148,925      399,517
      Macintosh Retail Group NV......................    45,811    1,274,531
      Mediq NV.......................................   208,313    4,489,912
      Nederlandsche Apparatenfabriek NV..............    28,810    1,049,113
      Nutreco NV.....................................   143,733   11,185,989

                                     1268

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CONTINUED

                                                   Shares      Value++
                                                   ------      -----

         NETHERLANDS -- (Continued)............
           #*Ordina NV.........................   192,481 $  1,137,325
           #*Pharming Group NV.................   464,980      107,185
           *Punch Graphix NV...................    57,642      274,154
           #*Qurius NV.........................   335,655      137,659
           *Roto Smeets Group NV...............    12,418      124,053
            Royal Reesink NV...................     1,784      227,286
            SBM Offshore NV....................   556,537   16,276,196
            Sligro Food Group NV...............    98,516    3,660,029
           *SNS Reaal Groep NV.................   473,018    2,906,086
           *Stern Groep NV.....................     1,258       43,789
            Telegraaf Media Groep NV...........   163,704    3,512,853
           *Textielgroep Twenthe NV............     1,000           --
            TKH Group NV.......................   108,651    3,395,550
           #*TomTom NV.........................   547,355    4,950,716
            Unit 4 NV..........................    80,164    3,007,687
           *USG People NV......................   234,371    4,639,583
           *Wavin NV...........................   155,457    2,780,359
                                                          ------------
         TOTAL NETHERLANDS.....................            142,774,154
                                                          ------------

         NORWAY -- (2.8%)......................
           #ABG Sundal Collier Holding ASA.....   743,363      949,241
           #*Acta Holding ASA..................   588,069      386,714
           *Aker ASA...........................     4,775      145,720
           #Aktiv Kapital ASA..................    82,564      562,361
           *Algeta ASA.........................    56,476    1,634,533
            Arendals Fosse Kompani ASA.........       100       34,776
           #Atea ASA...........................   246,557    2,727,622
           *Austevoll Seafood ASA..............   204,981    1,574,907
           *Blom ASA...........................    59,675        5,702
            Bonheur ASA........................    50,200    1,574,861
           *BW Offshore, Ltd. ASA..............   968,052    2,510,265
           #*BWG Homes ASA.....................   241,807    1,130,593
           *Camillo Eitze & Co. ASA............    58,200       97,295
            Cermaq ASA.........................   265,931    5,477,840
           *Clavis Pharma ASA..................     1,229       10,114
           *Copeinca ASA.......................    76,559      735,881
           *Deep Sea Supply P.L.C. ASA.........   337,427      908,319
           *Det Norske Oljeselskap ASA.........   158,297      995,917
           #*DNO International ASA............. 3,379,836    5,072,464
           *Dockwise, Ltd. ASA.................    28,357      821,999
           *DOF ASA............................   138,691    1,530,954
           #*EDB ErgoGroup ASA.................   265,425      733,478
           #*Eitzen Chemical ASA............... 1,219,666      207,258
            Ekornes ASA........................   109,590    3,103,167
           #*Electromagnetic GeoServices ASA...   326,537      798,915
           *Eltek ASA..........................   706,605      900,106
            Farstad Shipping ASA...............    59,843    2,101,466
            Ganger Rolf ASA....................    54,510    1,558,591
            Golar LNG, Ltd. ASA................    27,613      871,270
            Golden Ocean Group, Ltd. ASA.......   863,548    1,056,884
            Grieg Seafood ASA..................   122,305      464,944
           #*Havila Shipping ASA...............    22,400      256,227
           *Hurtigruten ASA....................   288,792      267,706
           #*Kongsberg Automotive Holding ASA.. 1,766,658    1,759,747
            Kongsberg Gruppen ASA..............    40,077    1,253,925
           *Kverneland ASA.....................   258,080      313,491
            Leroey Seafood Group ASA...........    30,343      985,717
           #*Natural ASA.......................   388,026      167,112
           #Nordic Semiconductor ASA...........   537,446    2,010,402
           #*Norse Energy Corp. ASA............ 1,872,731      311,013
           *Norske Skogindustrier ASA Series A.   541,477    1,538,415

                                     1269

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CONTINUED

                                                                        Shares     Value++
                                                                        ------     -----

NORWAY -- (Continued)...............................................
  *Northern Offshore, Ltd. ASA......................................    88,112 $   231,897
  #*Norwegian Air Shuttle ASA.......................................    75,844   1,489,133
  *Norwegian Energy Co. ASA.........................................   720,771   1,972,941
  *Odfjell ASA Series A.............................................    92,300     878,804
   Olav Thon Eiendomsselskap ASA....................................    12,960   2,243,695
  #Opera Software ASA...............................................   295,148   1,655,571
  #*Panoro Energy ASA...............................................   122,537     161,267
  *PCI Biotech ASA..................................................     3,357      30,052
  *Petrolia ASA.....................................................   715,748     189,369
  #*Photocure ASA...................................................    33,562     304,495
  #*Pronova BioPharma ASA...........................................   406,796     664,734
   Prosafe ASA......................................................   719,875   5,844,027
  *Q-Free ASA.......................................................    80,000     278,879
  #Salmar ASA.......................................................    13,703     177,045
   Scana Industrier ASA.............................................   319,755     449,051
  #*Seabird Exploration, Ltd. ASA...................................   227,860     118,033
  *Sevan Marine ASA................................................. 2,385,768   1,684,178
  *Siem Offshore, Inc. ASA..........................................   276,689     642,851
   Solstad Offshore ASA.............................................    57,239   1,396,845
  *Songa Offshore SE................................................   598,986   3,659,798
   SpareBanken 1 SMN................................................   273,273   2,745,673
   TGS Nopec Geophysical Co. ASA....................................   153,836   4,050,364
  #Tomra Systems ASA................................................   619,160   5,313,089
  #*TTS Marine ASA..................................................    41,000      68,805
  #Veidekke ASA.....................................................   327,908   3,311,883
  #Wilh Wilhelmsen Holding ASA......................................    62,749   1,899,342
                                                                               -----------
TOTAL NORWAY........................................................            91,009,733
                                                                               -----------

PORTUGAL -- (0.8%)..................................................
  #*Altri SGPS SA...................................................   369,405     892,623
  #Banco BPI SA..................................................... 1,070,133   1,923,588
  #Banco Comercial Portugues SA..................................... 2,580,403   2,058,711
   Banif SGPS SA....................................................   544,105     563,912
  *Corticeira Amorim SGPS SA........................................   223,729     397,638
   Ibersol SGPS SA..................................................    20,401     243,262
  #*Impresa SGPS SA.................................................   369,303     524,610
  *Investimentos Participacoes e Gestao SA..........................   319,480     146,388
   Mota-Engil SGPS SA...............................................   359,581     954,435
   Novabase SGPS SA.................................................    65,729     302,083
  *ParaRede SGPS SA.................................................    94,525      37,868
  #Portucel-Empresa Produtora de Pasta de Papel SA..................   815,988   3,055,188
   Redes Energeticas Nacionais SA...................................   490,506   1,867,621
  *Sag Gest - Solucoes Automovel Globais SGPS SA....................   251,556     171,484
   Sociedade de Investimento e Gestao SGPS SA.......................   267,754   3,368,416
  *Sonae Capital SGPS SA............................................    41,386      22,095
  #*Sonae Industria SGPS SA.........................................   280,764     619,728
  #Sonae SGPS SA.................................................... 2,661,199   3,195,284
  *Sonaecom SGPS SA.................................................   477,418   1,099,886
  *Sumol & Compal SA................................................    67,967     134,554
  *Teixeira Duarte SA...............................................   734,737     597,530
   Toyota Caetano Portugal SA.......................................    53,308     292,142
  #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.   621,293   3,519,346
                                                                               -----------
TOTAL PORTUGAL......................................................            25,988,392
                                                                               -----------

SPAIN -- (4.7%).....................................................
  #Abengoa SA.......................................................   152,311   5,077,766
   Adolfo Dominguez SA..............................................    20,351     266,070
   Almirall SA......................................................   165,879   1,890,048
  #*Amper SA........................................................    96,925     580,457
  #Antena 3 de Television SA........................................   269,528   2,498,382
  *Azkoyen SA.......................................................    70,532     238,797

                                     1270

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CONTINUED

                                                                  Shares    Value++
                                                                  ------    -----

SPAIN -- (Continued).........................................
   Banco de Sabadell SA Convertible Shares...................    212,446 $  223,733
  #*Banco de Valencia SA.....................................    473,829  1,915,815
  #Banco Pastor SA...........................................    325,141  1,570,208
  #Bankinter SA..............................................    863,038  6,437,495
  *Baron de Ley SA...........................................     13,910    998,447
  #Bolsas y Mercados Espanoles SA............................    229,253  7,761,231
  #Caja de Ahorros del Mediterraneo SA.......................    116,412    835,741
   Campofrio Food Group SA...................................     95,179  1,299,200
  #Cementos Portland Valderrivas SA..........................     44,274  1,009,134
  #*Cie Automotive SA........................................     91,377    806,982
  *Codere SA.................................................     52,470    849,510
   Compania Vinicola del Norte de Espana SA..................     16,119    360,200
   Construcciones y Auxiliar de Ferrocarriles SA.............      7,518  4,580,935
  #*Corporacion Dermoestetica SA.............................     30,628     76,392
   Dinamia Capital Privado Sociedad de Capital Riesgo SA.....     18,828    228,622
   Duro Felguera SA..........................................    276,209  2,347,117
  #Ebro Foods SA.............................................    317,629  7,836,896
  #Elecnor SA................................................    198,254  3,345,736
  *Ercros SA.................................................    243,367    372,767
  #Faes Farma SA.............................................    569,409  2,290,238
   Fersa Energias Renovables SA..............................     10,651     20,426
  #Fluidra SA................................................     44,548    187,867
   Fomento de Construcciones y Contratas SA..................     28,569    970,596
  *Gamesa Corp Tecnologica SA................................    651,846  6,125,068
  #*General de Alquiler de Maquinaria SA.....................     32,241     85,898
  #*Gestevision Telec, Inc. SA...............................    308,403  3,466,768
  #Grifols SA................................................    457,616  9,058,317
   Grupo Catalana Occidente SA...............................    162,080  4,248,687
  #*Grupo Empresarial Ence SA................................    684,964  2,866,680
  *Grupo Ezentis SA..........................................  1,009,562    668,482
  *Grupo Tavex SA............................................    244,131    168,791
   Iberpapel Gestion SA......................................     25,850    574,736
  #Indra Sistemas SA.........................................    329,776  7,479,825
  *Inmobiliaria Colonial SA..................................  1,399,034    159,590
   Inmobiliaria del Sur SA...................................      2,902     50,916
  *International Consolidated Airlines Group SA..............    779,815  3,109,327
  #*Jazztel P.L.C............................................    733,453  4,484,344
  *La Seda de Barcelona SA................................... 10,928,289  1,326,485
   Laboratorios Farmaceuticos Rovi SA........................     40,016    308,170
   Miquel y Costas & Miquel SA...............................     26,111    871,333
  #*Natra SA.................................................    109,456    283,569
  *Natraceutical SA..........................................    645,689    328,732
  #*NH Hoteles SA............................................    421,083  3,554,147
  *Nicolas Correa SA.........................................     26,994     85,202
  *NYESA Valores Corp SA.....................................      4,754      6,682
   Obrascon Huarte Lain SA...................................    142,309  5,829,917
  #Papeles y Cartones de Europa SA...........................    226,938  1,391,489
  #Pescanova SA..............................................     36,768  1,529,457
   Prim SA...................................................     39,424    314,802
  #*Promotora de Informaciones SA............................    799,750  2,262,294
   Prosegur Cia de Seguridad SA..............................     87,574  5,347,007
  #*Quabit Inmobiliaria SA...................................    788,621    195,182
  *Realia Business SA........................................    244,006    638,249
  *Renta Corp Real Estate SA.................................     20,828     40,032
  #*Reyal Urbis SA...........................................     24,393     40,564
  #*Sacyr Vallehermoso SA....................................     39,770    502,248
  *Service Point Solutions SA (B07NKR8)......................    569,163    378,175
  *Service Point Solutions SA (B3WDD75)......................    158,320    105,289
  *Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA.    227,522    550,522
  #Sol Melia SA..............................................    206,682  2,694,609
  #Solaria Energia y Medio Ambiente SA.......................     73,144    242,159

                                     1271

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----

       SPAIN -- (Continued)......................
         #*SOS Corp. Alimentaria SA.............. 1,295,008 $  1,228,249
          Tecnicas Reunidas SA...................    86,912    5,459,075
         #Telecomunicaciones y Energia SA........   146,125      476,033
         #*Tubacex SA............................   427,191    1,829,654
         *Tubos Reunidos SA......................   416,951    1,376,803
          Unipapel SA............................    47,385      884,193
         #*Vertice Trescientos Sesenta Grados SA.    57,183       19,646
          Vidrala SA.............................    67,941    2,184,456
          Viscofan SA............................   183,430    8,086,591
         #*Vocento SA............................   196,990    1,040,633
         *Vueling Airlines SA....................    14,609      205,514
         #*Zeltia SA.............................   637,268    2,655,655
                                                            ------------
       TOTAL SPAIN...............................            153,697,054
                                                            ------------

       SWEDEN -- (6.6%)..........................
          Aarhuskarlshamn AB.....................    87,520    2,867,999
         #Acando AB..............................   224,754      602,542
         #*Active Biotech AB.....................   145,913    2,392,262
         *AddNode AB.............................     1,810       11,195
         #Addtech AB Series B....................    61,067    1,951,428
         #AF AB..................................   101,047    2,248,952
         *Anoto Group AB.........................    68,800       56,381
          Aros Quality Group AB..................    41,400      416,563
          Atrium Ljungberg AB Series B...........    19,283      269,407
          Avanza Bank Holding AB.................    55,502    2,030,540
          Axfood AB..............................    93,882    3,448,166
         #Axis Communications AB.................   183,851    4,687,495
         #B&B Tools AB...........................    84,889    1,615,317
         #*BE Group AB...........................   170,187    1,268,726
         #Beiger Electronics AB..................    17,952      756,583
          Beijer Alma AB.........................    58,475    1,357,239
          Bergs Timber AB Series B...............    13,939       48,100
         *Betsson AB.............................   100,729    2,269,187
         #Bilia AB Series A......................   113,425    2,916,181
         #Billerud AB............................   347,100    4,223,711
         #*BioGaia AB Series B...................    40,093      781,003
         #*BioInvent International AB............   123,937      556,962
         #Biotage AB.............................   141,240      154,737
         #Bjorn Borg AB..........................    64,280      629,821
         *Bjorn Borg AB Redemption Shares........   128,560       55,318
          Bong Ljungdahl AB......................    24,800      132,062
         *Boras Waefveri AB Series B.............     6,564        1,434
         *Brinova Fastigheter AB.................        98        1,965
         *Bure Equity AB.........................   269,207    1,528,460
         #Cantena AB.............................    56,762    1,209,786
         *Castellum AB...........................   518,808    8,042,643
         *Catella AB.............................   226,140      524,169
         #Clas Ohlson AB Series B................   124,325    2,006,151
          Cloetta AB.............................    55,296      332,688
         #Concordia Maritime AB Series B.........    70,300      210,551
         *Connecta AB............................    16,372      246,406
          Consilium AB Series B..................    16,994       56,223
         *CyberCom Group AB......................    21,827       74,950
         *Dedicare AB Series B...................    16,575        3,840
         #*Diamyd Medical AB.....................    52,148    1,077,235
          DORO AB................................    94,695      523,437
         #Duni AB................................    79,837      886,329
         #*East Capital Explorer AB..............    51,309      681,488
          Elekta AB Series B.....................   302,500   13,805,452
          Enea AB................................    56,200      495,406
         *Eniro AB...............................   170,822      646,190

                                     1272

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CONTINUED

                                                        Shares     Value++
                                                        ------     -----

     SWEDEN -- (Continued)..........................
       *Etrion Corp. AG.............................    42,476 $    42,116
       #*Fabege AB..................................   472,837   5,429,446
       #Fagerhult AB................................    16,891     528,578
       *Fastighets AB Balder Class B................    65,509     520,423
        Fenix Outdoor AB............................     2,009      63,239
       #G & L Beijer AB Series B....................    28,903   1,357,344
       *Global Health Partner AB....................       827       1,609
       #*Gunnebo AB.................................   145,117   1,028,899
       #Hakon Invest AB.............................   155,968   2,750,617
       *Haldex AB...................................   139,583   2,461,468
        Heba Fastighets AB Series B.................    43,500     495,341
       #Hexpol AB...................................    69,236   1,793,150
       #*HIQ International AB.......................   155,416   1,049,297
       *HMS Networks AB.............................     6,034     106,015
       #Hoganas AB Series B.........................    91,448   3,797,939
       #Holmen AB...................................   154,746   5,710,608
        HQ AB.......................................    19,037      12,434
        Hufvudstaden AB Class A.....................    73,011     936,570
        Industrial & Financial Systems AB Series B..    56,454   1,158,164
       #Indutrade AB................................    41,274   1,458,284
       *Intrum Justitia AB..........................   215,948   3,272,683
       #JM AB.......................................   291,954   8,336,131
       #KappAhl AB..................................   195,033   1,155,718
       #*Karo Bio AB................................   810,178     246,009
       #Klovern AB..................................   372,606   2,022,413
       *KNOW IT AB..................................    44,483     653,682
       #Kungsleden AB...............................   478,661   5,050,127
        Lagercrantz Group AB Series B...............    68,891     718,197
       #Lammhults Design Group AB...................    19,547     106,306
       #*Lennart Wallenstam Byggnads AB Series B....   128,653   4,193,787
       #*Lindab International AB....................    94,725   1,264,361
       #*Loomis AB..................................   201,337   3,197,674
       *Lundin Petroleum AB.........................   699,240  10,612,260
       #Meda AB Series A............................   668,782   7,085,203
       #*Medivir AB.................................    66,718   1,550,212
        Mekonomen AB................................    59,873   2,309,793
       *Micronic Mydata AB..........................   245,212     633,222
       *Midsona AB Series B.........................     1,733       5,418
        NCC AB Series B.............................   270,080   7,222,372
       *Nederman Holding AB.........................     1,296      26,143
       #*Net Entertainment AB Redemption Shares.....    34,920      11,558
       #*Net Entertainment NE AB....................    34,920     317,666
       #*Net Insight AB............................. 1,012,579     618,644
        New Wave Group AB Series B..................   152,864   1,258,876
       #NIBE Industrier AB..........................   231,854   3,954,071
       #Niscayah Group AB...........................   902,535   1,852,372
       *Nobia AB....................................   493,534   3,936,732
       #Nolato AB Series B..........................    75,775     913,131
       *Nordic Mines AB.............................    94,674   1,003,075
       #*Nordnet AB.................................   105,236     404,220
       #OEM International AB Series B...............    44,400     478,422
       *Opcon AB....................................    11,134      33,291
       #*ORC Software AB............................    69,992   1,123,957
       *Orexo AB....................................    63,035     486,568
       *PA Resources AB............................. 1,363,019   1,003,767
       *Partnertech AB..............................    28,800     170,608
       #Peab AB Series B............................   505,514   4,677,882
       #Poolia AB Series B..........................    33,150     178,143
       #*Pricer AB.................................. 2,102,090     528,425
       #ProAct IT Group AB..........................    29,271     701,773
       #*Proffice AB................................   231,361   1,302,390

                                     1273

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----

        SWEDEN -- (Continued)......................
          *Profilgruppen AB........................  13,582 $    109,894
          #RaySearch Laboratories AB...............  45,598      257,566
           Readsoft AB Series B....................  29,666       84,977
          *Rederi AB Transatlantic................. 108,032      465,782
          *Rezidor Hotel Group AB.................. 251,583    1,814,903
          #*RNB Retail & Brands AB................. 411,548      435,972
          *Rottneros AB............................  84,545       66,356
           Saab AB................................. 150,042    3,389,398
          *Sagax AB................................     409       14,207
          #*SAS AB................................. 476,547    1,585,597
          *Seco Tools AB...........................  77,776    1,507,465
          *Sectra AB...............................  16,399       92,421
          *Semcon AB...............................  39,900      335,134
           Sigma AB Series B.......................  25,800       32,432
          *Sintercast AB...........................  11,800      124,191
          #Skistar AB..............................  97,008    1,669,048
          *Studsvik AB.............................  21,900      226,794
           Sweco AB................................ 187,009    1,995,344
          #*Swedish Orphan Biovitrum AB............ 323,052    1,342,944
          #*TradeDoubler AB........................ 111,622      896,119
          #Trelleborg AB Series B.................. 878,565   10,632,177
           Uniflex AB Series B.....................   3,630      149,209
           VBG AB Series B.........................   1,084       21,783
           Vitrolife AB............................  41,500      269,780
          #*Wihlborgs Fastigheter AB............... 100,295    3,020,440
                                                            ------------
        TOTAL SWEDEN...............................          215,961,436
                                                            ------------

        SWITZERLAND -- (13.6%).....................
           Acino Holding AG........................   8,398      807,784
          *Addex Pharmaceuticals, Ltd..............   1,491       17,070
           Advanced Digital Broadcast Holdings SA..   2,024       58,380
          *Affichage Holding SA....................   5,703    1,069,767
          *AFG Arbonia-Forster Holding AG..........  46,165    1,907,901
           Allreal Holding AG......................  34,807    5,714,243
           ALSO-Actebis Holding AG.................  16,195      956,106
           Aryzta AG............................... 289,931   16,171,926
          *Ascom Holding AG........................ 160,822    2,611,513
          *Austriamicrosystems AG..................  35,287    2,003,649
          #Bachem Holdings AG......................  24,136    1,434,031
          *Bank Coop AG............................  31,460    2,443,933
           Bank Sarasin & Cie AG Series B.......... 182,505    8,019,344
           Banque Cantonale de Geneve SA...........   4,021    1,088,286
           Banque Cantonale du Jura SA.............   4,500      322,384
           Banque Cantonale Vaudoise AG............   8,999    5,532,971
           Banque Privee Edmond de Rothschild SA...     157    5,048,965
           Barry Callebaut AG......................   6,333    6,057,332
           Basellandschaftliche Kantonalbank AG....     582      847,801
          *Basilea Pharmaceutica AG................  18,473    1,481,118
           Basler Kantonalbank AG..................   4,236      695,367
          *Belimo Holdings AG......................   1,830    4,233,682
           Bell AG.................................      47      120,691
           Bellevue Group AG.......................  27,519      868,232
           Berner Kantonalbank AG..................  23,232    6,616,245
           BKW FMB Energie AG......................  21,890    1,455,148
          *Bobst Group AG..........................  39,409    1,910,234
          *Bossard Holding AG......................   8,386    1,459,652
           Bucher Industries AG....................  33,342    8,133,290
           Burckhardt Compression Holding AG.......   6,584    2,116,605
           Calida Holding AG.......................   7,920      286,391
           Carlo Gavazzi Holding AG................   1,065      253,609
           Centralschweizerische Kraftwerke AG.....     133       50,869

                                     1274

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CONTINUED

                                                    Shares     Value++
                                                    ------     -----

         SWITZERLAND -- (Continued)...............
            Cham Paper Holding AG.................     621 $   155,904
           *Charles Voegele Holding AG............  32,044   2,560,762
           *Cicor Technologies, Ltd. AG...........   1,819      91,263
           *Cie Financiere Tradition SA...........   6,784     947,559
           #*Clariant AG.......................... 928,757  19,280,933
            Coltene Holding AG....................  13,764     845,196
            Conzzeta AG...........................   1,345   4,045,421
           *Cytos Biotechnology AG................   3,034      38,763
            Daetwyler Holding AG..................  28,985   2,847,585
           *Dufry AG..............................  65,162   8,524,342
            Edipresse SA..........................   1,527     851,814
            EFG International AG.................. 205,702   3,071,706
           #EGL AG................................   3,062   2,565,414
           *ELMA Electronic AG....................     472     237,685
            Emmi AG...............................  13,244   3,294,500
            EMS-Chemie Holding AG.................  28,622   5,910,221
            Energiedienst Holding AG..............  71,249   4,939,353
           *Feintol International Holding AG......   1,601     602,271
            Flughafen Zuerich AG..................  14,025   6,179,963
            Forbo Holding AG......................   6,314   5,166,763
           #Galenica Holding AG...................  18,828  12,432,711
           *GAM Holding AG........................ 780,910  15,391,811
           *Gategroup Holding AG..................  51,814   2,776,953
           *George Fisher AG......................  15,351  10,037,208
           *Gottex Fund Management Holdings, Ltd..     824       6,166
            Gurit Holding AG......................   1,489   1,161,751
            Helvetia Holding AG...................  22,754  10,683,310
           *Huber & Suhner AG.....................   7,291     542,035
           *Implenia AG...........................  49,733   1,803,855
           *Inficon Holding AG....................   4,851   1,144,041
           *Interroll Holding AG..................   2,404   1,209,146
            Intershop Holding AG..................   3,559   1,262,942
            Kaba Holding AG.......................  11,858   5,294,997
           *Kardex AG.............................  21,055     613,582
           *Komax Holding AG......................   9,976   1,244,362
           #Kudelski SA........................... 107,664   1,974,399
           #Kuoni Reisen Holding AG...............  13,163   6,057,222
           #*LEM Holding SA.......................   3,667   2,537,753
           *Liechtensteinische Landesbank AG......   8,371     735,865
           *LifeWatch AG..........................  55,532     491,221
           #*Logitech International SA............ 676,961   9,387,974
           *Lonza Group AG........................  64,245   5,524,929
            Luzerner Kantonalbank AG..............  17,399   6,561,550
            Metall Zug AG.........................     214     989,747
           #*Meyer Burger Technology AG........... 200,895  10,050,669
           *Micronas Semiconductor Holding AG..... 104,431     998,093
           *Mikron Holding AG.....................     585       5,511
            Mobilezone Holding AG................. 119,357   1,434,959
            Mobimo Holding AG.....................  11,079   2,681,832
           *Nobel Biocare Holding AG.............. 478,680  10,633,007
           *OC Oerlikon Corp. AG.................. 338,728   2,975,875
           *Orascom Development Holding AG........   4,209     179,229
            Orell Fuessli Holding AG..............   4,930     746,243
           *Panalpina Welttransport Holding AG....  46,070   6,241,408
           *Parco Industriale e Immobiliare SA....     600       2,428
            Partners Group Holding AG.............  28,691   6,095,578
           *Petroplus Holdings AG................. 370,438   5,551,866
           #Phoenix Mecano AG.....................   3,100   2,564,900
           *Precious Woods Holding AG.............      49       1,059
            PSP Swiss Property AG................. 148,327  13,503,004
           *PubliGroupe SA........................   1,404     247,190

                                     1275

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CONTINUED

                                                              Shares        Value++
                                                              ------        -----

SWITZERLAND -- (Continued)................................
  *Rieters Holdings AG....................................    15,956 $    6,875,846
   Romande Energie Holding SA.............................     2,714      5,205,711
  *Schaffner Holding AG...................................     2,066        791,956
  *Schmolz & Bickenbach AG................................    27,552        327,658
  #Schulthess Group AG....................................    15,750      1,042,512
   Schweiter Technologies AG..............................     4,191      3,299,155
   Schweizerische National-Versicherungs-Gesellschaft AG..    45,227      1,944,776
  *Siegfried Holding AG...................................     8,312      1,008,003
   Sika AG................................................     1,823      4,656,575
   Societa Elettrica Sopracenerina SA.....................     2,340        639,989
   St. Galler Kantonalbank AG.............................     9,942      5,573,402
  #Straumann Holding AG...................................    21,440      5,608,957
   Sulzer AG..............................................    76,216     13,768,437
   Swiss Life Holding AG..................................    93,938     17,151,719
   Swisslog Holding AG....................................   914,407        930,670
  *Swissmetal Holding AG..................................    13,504         98,154
   Swissquote Group Holding SA............................    47,450      3,043,714
   Tamedia AG.............................................    14,891      2,446,660
   Tecan Group AG.........................................    41,765      3,480,704
  #*Temenos Group AG......................................   259,801      8,642,205
  *Tornos Holding AG......................................    38,028        612,318
  *U-Blox AG..............................................     6,004        343,513
  *Uster Technologies AG..................................     1,678         67,964
   Valartis Group AG......................................       936         22,449
  #Valiant Holding AG.....................................    45,484      6,467,216
   Valora Holding AG......................................    12,070      4,121,260
   Vaudoise Assurances Holding SA.........................     3,213      1,051,439
   Verwaltungs und Privat-Bank AG.........................     6,754        893,764
  *Vetropack Holding AG...................................       139        304,376
   Villars Holding SA.....................................       150         93,555
  #*Von Roll Holding AG...................................   104,203        542,544
   Vontobel Holdings AG...................................   121,104      4,937,135
   VZ Holding AG..........................................       311         48,533
   Walliser Kantonalbank AG...............................     1,416      1,212,253
   Winterthur Technologie AG..............................     2,940        211,025
   WMH Walter Meier Holding AG............................     4,738      1,298,942
   Ypsomed Holdings AG....................................     5,826        383,458
   Zehnder Group AG.......................................       896      2,828,284
  #*Zueblin Immobilien Holding AG.........................    94,865        427,723
   Zuger Kantonalbank AG..................................       623      4,033,035
                                                                     --------------
TOTAL SWITZERLAND.........................................              444,167,907
                                                                     --------------

UNITED KINGDOM -- (0.1%)..................................
  *Bwin.Party Digital Entertainment P.L.C................. 1,007,079      2,580,663
  *Stolt-Nielsen, Ltd. P.L.C..............................    18,683        452,448
                                                                     --------------
TOTAL UNITED KINGDOM......................................                3,033,111
                                                                     --------------
TOTAL COMMON STOCKS.......................................            2,696,329,488
                                                                     --------------

RIGHTS/WARRANTS -- (0.0%).................................
BELGIUM -- (0.0%).........................................
  *Agfa-Gevaert NV STRIP VVPR.............................   122,950            364
  *Deceuninck NV STRIP VVPR...............................   247,412            366
  #*Nyrstar NV STRIP VVPR.................................   178,031          1,055
  *RealDolmen NV STRIP VVPR...............................     6,067             58
  *SAPEC SA STRIP VVPR....................................        75            211
  *Zenitel NV STRIP VVPR..................................     8,654             26
                                                                     --------------
TOTAL BELGIUM.............................................                    2,080
                                                                     --------------

DENMARK -- (0.0%).........................................
  *Ostjydsk Bank A.S. Rights 05/12/11.....................     2,554          8,623
                                                                     --------------

                                     1276

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CONTINUED

                                                                                          Shares        Value++
                                                                                          ------        -----

FRANCE -- (0.0%)..................................................................
  #*Archos SA Rights 05/04/11.....................................................       18,355  $       14,164
                                                                                                 --------------

GREECE -- (0.0%)..................................................................
  *Bank of Cyprus Public Co. Rights 05/17/11......................................    1,330,208              --
                                                                                                 --------------

ITALY -- (0.0%)...................................................................
  *Intek SpA Warrants 12/30/11....................................................       62,985           2,146
  *KME Group SpA Warrants 12/30/11................................................      194,148           3,307
                                                                                                 --------------
TOTAL ITALY.......................................................................                        5,453
                                                                                                 --------------

NORWAY -- (0.0%)..................................................................
  *Norse Energy Corp. ASA Rights 07/02/11.........................................      131,653           1,757
                                                                                                 --------------

PORTUGAL -- (0.0%)................................................................
  *Banco Comercial Portugues SA Rights 05/05/11...................................    2,357,781          80,321
                                                                                                 --------------

SPAIN -- (0.0%)...................................................................
  #*Banco de Valencia SA Rights 05/09/11..........................................      473,829          37,196
  #*Banco Pastor SA Rights 05/12/11...............................................      325,141          34,192
  #*Bankinter SA Rights 04/15/11..................................................       34,800             567
                                                                                                 --------------
TOTAL SPAIN.......................................................................                       71,955
                                                                                                 --------------

SWITZERLAND -- (0.0%).............................................................
  *Schmolz & Bickenbach AG Rights 04/28/11........................................       27,552             319
                                                                                                 --------------
TOTAL RIGHTS/WARRANTS.............................................................                      184,672
                                                                                                 --------------

                                                                                            Face
                                                                                          Amount         Value+
                                                                                          ------         -----
                                                                                           (000)

TEMPORARY CASH INVESTMENTS -- (0.0%)..............................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $980,000 FNMA 2.24%, 07/06/15, valued at $1,004,500)
    to be repurchased at $985,016................................................. $        985         985,000
                                                                                                 --------------

                                                                                         Shares/
                                                                                            Face
                                                                                          Amount
                                                                                          ------
                                                                                           (000)

SECURITIES LENDING COLLATERAL -- (17.4%)..........................................
(S)@DFA Short Term Investment Fund................................................  565,595,550     565,595,550
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)##
 to be repurchased at $1,786,980.................................................. $      1,787       1,786,974
                                                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL...............................................                  567,382,524
                                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640)............................................................               $3,264,881,684
                                                                                                 ==============

                                     1277

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                               Shares      Value++
                                                               ------      -----

COMMON STOCKS -- (85.0%)...................................
BRAZIL -- (4.6%)...........................................
   AES Tiete SA............................................    16,500 $    246,158
  *All America Latina Logistica SA.........................   157,300    1,295,835
   Amil Participacoes SA...................................    29,000      352,085
   Banco Bradesco SA.......................................    61,100    1,018,722
   Banco do Brasil SA......................................   327,585    6,017,802
   Banco Santander Brasil SA ADR...........................   288,084    3,344,655
   BM&F Bovespa SA.........................................   460,000    3,453,216
  *BR Malls Participacoes SA...............................   162,900    1,720,950
   Brasil Telecom SA.......................................    38,241      407,398
   Brasil Telecom SA ADR...................................     8,140       86,610
   BRF - Brasil Foods SA ADR...............................   590,060   12,220,143
   CCR SA..................................................     7,800      242,201
  #Centrais Eletricas Brasileiras SA ADR...................    76,563    1,434,791
   Centrais Eletricas Brasileiras SA Sponsored ADR.........    92,700    1,373,814
   Cia de Bebidas das Americas.............................   293,290    7,884,080
   Cia de Saneamento Basico do Estado de Sao Paulo ADR.....    19,718    1,153,897
   Cia Energetica de Minas Gerais SA.......................    16,900      273,825
   Cia Energetica de Sao Paulo SA..........................    53,800    1,036,878
   Cia Siderurgica Nacional SA.............................   704,052   10,991,303
   Cosan SA Industria e Comercio...........................    77,800    1,189,847
   CPFL Energia SA.........................................     1,935       56,087
  *CPFL Energia SA ADR.....................................     1,296      114,618
  *Cyrela Brazil Realty SA Empreendimentos e Participacoes.    84,050      890,614
   Duratex SA..............................................   106,500    1,120,376
   Embraer SA ADR..........................................    81,575    2,649,556
  *Energias do Brazil SA...................................     3,500       87,011
  *Fibria Celulose SA......................................    13,825      216,620
  #*Fibria Celulose SA Sponsored ADR.......................    50,280      812,022
   Gerdau SA...............................................    19,200      187,216
  *Hypermarcas SA..........................................    19,200      257,391
   Itau Unibanco Holding SA................................    33,500      660,971
  *JBS SA..................................................   160,374      542,328
   Lojas Americanas SA.....................................    14,800      113,738
   Lojas Renner SA.........................................    20,300      752,282
   MRV Engenharia e Participacoes SA.......................    76,950      671,576
  *Multiplan Empreendimentos Imobiliarios SA...............     9,300      194,371
   Natura Cosmeticos SA....................................    16,800      471,472
  *OGX Petroleo e Gas Participacoes SA.....................   149,800    1,582,555
  *PDG Realty SA Empreendimentos e Participacoes...........   389,200    2,290,867
   Petroleo Brasilerio SA ADR.............................. 1,009,389   37,680,491
   Porto Seguro SA.........................................    33,200      551,645
   Redecard SA.............................................    14,200      206,339
   Souza Cruz SA...........................................   369,370    4,202,722
   Tele Norte Leste Participacoes SA.......................    59,254    1,268,545
   Telecomunicacoes de Sao Paulo SA........................     1,000       24,212
  *Tim Participacoes SA....................................    53,600      289,942
   Tractebel Energia SA....................................    99,200    1,756,115
   Usinas Siderurgicas de Minas Gerais SA..................    39,100      635,015
  #Vale SA Sponsored ADR...................................   375,714   12,548,848
   Vivo Participacoes SA...................................    16,288      637,771
   WEG Industrias SA.......................................   278,866    3,465,440
                                                                      ------------
TOTAL BRAZIL...............................................            132,682,966
                                                                      ------------

CHILE -- (1.7%)............................................
   AES Gener SA............................................ 1,098,207      672,400
  #Banco de Chile SA Series F ADR..........................    48,896    4,359,085
   Banco de Credito e Inversiones SA Series A..............    15,763    1,068,141
  #Banco Santander Chile SA ADR............................    52,385    4,797,942

                                     1278

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CONTINUED

                                                             Shares     Value++
                                                             ------     -----

 CHILE -- (Continued)...................................
    CAP SA..............................................     34,560 $ 1,857,511
    Cencosud SA.........................................    348,907   2,755,490
    Cia Cervecerias Unidas SA ADR.......................     14,357     861,420
    Colbun SA...........................................  4,884,083   1,471,536
    Corpbanca SA........................................ 34,534,433     548,486
    Embotelladora Andina SA Series A ADR................     23,068     544,405
   #Embotelladora Andina SA Series B ADR................     17,106     493,337
   #Empresa Nacional de Electricidad SA Sponsored ADR...    137,613   7,758,621
    Empresas CMPC SA....................................     29,886   1,658,545
    Empresas Copec SA...................................     46,343     898,860
    Enersis SA Sponsored ADR............................    270,752   5,783,263
    ENTEL Chile SA......................................     70,233   1,419,150
   #Lan Airlines SA Sponsored ADR.......................    175,360   4,899,558
   *Ripley Corp. SA.....................................    159,062     213,488
    S.A.C.I. Falabella SA...............................    124,985   1,363,910
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR.     95,583   5,833,430
   #Vina Concha Y Toro SA Sponsored ADR.................     16,800     840,000
                                                                    -----------
 TOTAL CHILE............................................             50,098,578
                                                                    -----------

 CHINA -- (12.0%).......................................
   #Agile Property Holdings, Ltd........................    842,000   1,366,833
   #*Air China, Ltd.....................................    938,000     951,917
   #Alibaba.com, Ltd....................................    457,500     813,348
   #*Aluminum Corp. of China, Ltd. ADR..................     89,910   2,117,381
   #Angang Steel Co., Ltd...............................    638,000     821,842
    Anhui Conch Cement Co., Ltd.........................    507,000   2,397,268
   #Anta Sports Products, Ltd...........................    341,000     553,767
    Bank of China, Ltd.................................. 40,360,100  22,390,727
    Bank of Communications Co., Ltd.....................  3,881,650   4,111,051
   *BBMG Corp. Series H.................................    392,500     644,724
    Beijing Enterprises Holdings, Ltd...................    393,472   2,103,165
    Belle International Holdings, Ltd...................  1,948,000   3,822,787
   #*Brilliance China Automotive Holdings, Ltd..........    952,000     933,505
   #BYD Co., Ltd........................................    395,886   1,434,540
    China Agri-Industries Holdings, Ltd.................  1,083,202   1,246,609
    China BlueChemical, Ltd.............................  1,076,000     876,817
    China Citic Bank Corp., Ltd.........................  4,332,928   3,109,462
    China Coal Energy Co., Ltd..........................  1,484,777   2,083,306
    China Communications Construction Co., Ltd..........  2,434,000   2,254,375
    China Communications Services Corp., Ltd............  1,484,000     909,111
    China Construction Bank Corp........................ 26,181,590  24,825,704
   #*China COSCO Holdings Co., Ltd......................  1,646,000   1,585,532
   #*China Eastern Airlines Corp., Ltd..................    536,000     235,368
   #China Everbright, Ltd...............................    712,235   1,576,234
   #China Life Insurance Co., Ltd. ADR..................    250,705  13,460,351
   *China Longyuan Power Group Corp.....................    538,000     553,694
    China Mengniu Dairy Co., Ltd........................    471,000   1,454,676
   #China Merchants Bank Co., Ltd.......................  2,054,034   5,306,108
    China Merchants Holdings International Co., Ltd.....    705,532   3,275,934
   #*China Minsheng Banking Corp., Ltd. Series H........  1,917,500   1,841,695
   #China Mobile, Ltd. Sponsored ADR....................    696,697  32,110,765
   #China Molybdenum Co., Ltd...........................    865,322     775,831
    China National Building Material Co., Ltd...........  1,191,916   2,516,174
    China Oilfield Services, Ltd........................    628,000   1,242,921
    China Overseas Land & Investment, Ltd...............  2,418,000   4,671,855
   *China Pacific Insurance Group Co., Ltd..............    352,400   1,523,142
    China Petroleum & Chemical Corp.....................  2,542,000   2,562,260
    China Petroleum & Chemical Corp. ADR................     64,260   6,475,480
    China Railway Construction Corp., Ltd...............  1,086,500     963,265
    China Railway Group, Ltd............................  1,730,000     929,434
   *China Resources Cement Holdings, Ltd................    256,000     262,127

                                     1279

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CONTINUED

                                                                Shares     Value++
                                                                ------     -----

CHINA -- (Continued).......................................
   China Resources Enterprise, Ltd.........................  1,035,000 $ 4,152,834
   China Resources Land, Ltd...............................  1,130,000   1,944,488
   China Resources Power Holdings Co., Ltd.................    920,000   1,698,650
   China Shenhua Energy Co., Ltd. Series H.................  1,971,500   9,208,248
  #*China Shipping Container Lines Co., Ltd................  1,951,907     778,790
   China Shipping Development Co., Ltd.....................    604,000     638,608
  *China Southern Airlines Co., Ltd........................    364,000     190,025
  *China Southern Airlines Co., Ltd. ADR...................      8,400     220,836
  *China Taiping Insurance Holdings Co., Ltd...............    408,200   1,117,820
   China Telecom Corp., Ltd................................  2,306,000   1,344,732
  #China Telecom Corp., Ltd. ADR...........................     37,571   2,192,268
   China Unicom Hong Kong, Ltd. ADR........................    306,175   6,264,341
   China Yurun Food Group, Ltd.............................    515,000   1,895,543
   CITIC Pacific, Ltd......................................  1,005,000   3,004,483
   CNOOC, Ltd..............................................  1,028,000   2,555,173
  #CNOOC, Ltd. ADR.........................................     68,756  17,151,184
   COSCO Pacific, Ltd......................................  1,313,818   2,720,449
   Country Garden Holdings Co..............................  2,232,000     903,618
  #*CSR Corp., Ltd.........................................    685,000     757,915
  #Datang International Power Generation Co., Ltd..........  1,272,000     479,088
   Dongfang Electric Co., Ltd..............................    130,000     426,183
   Dongfeng Motor Corp.....................................    884,000   1,381,200
  #*Evergrande Real Estate Group, Ltd......................  2,101,000   1,505,069
   Fosun International, Ltd................................    900,941     714,637
   Fushan International Energy Group, Ltd..................  2,062,000   1,444,728
  *GCL-Poly Energy Holdings, Ltd...........................  2,729,814   1,959,348
   Golden Eagle Retail Group, Ltd..........................    261,000     680,805
  #*GOME Electrical Appliances Holding, Ltd................  4,865,000   1,755,819
  #Great Wall Motor Co., Ltd...............................    320,500     579,254
   Guangdong Investment, Ltd...............................    792,000     410,966
  #Guangshen Railway Co., Ltd. Sponsored ADR...............     16,034     318,596
  #Guangzhou Automobile Group Co., Ltd.....................    360,259     405,270
  #Guangzhou R&F Properties Co., Ltd.......................    433,978     591,021
   Hengan International Group Co., Ltd.....................    238,000   1,850,983
  *Hong Kong Energy Holdings, Ltd..........................     31,116       2,656
   Huabao International Holdings, Ltd......................    609,586     910,012
   Huaneng Power International, Inc........................    136,000      75,284
   Huaneng Power International, Inc. ADR...................     32,552     722,329
   Industrial & Commercial Bank of China, Ltd. Series H.... 35,627,185  30,219,447
  #Jiangsu Express Co., Ltd................................    764,000     810,386
   Jiangxi Copper Co., Ltd.................................    511,000   1,740,971
   Kingboard Chemical Holdings, Ltd........................    365,351   2,007,271
   Kunlun Energy Co., Ltd..................................  1,018,000   1,801,424
  #Lee & Man Paper Manufacturing, Ltd......................    829,000     596,975
  #Lenovo Group, Ltd.......................................  2,023,278   1,185,972
  #*Longfor Properties Co., Ltd............................    501,000     803,004
  #Maanshan Iron & Steel Co., Ltd..........................  1,084,000     570,324
  *Metallurgical Corp of China, Ltd. Series H..............    401,000     171,882
   Nine Dragons Paper Holdings, Ltd........................  1,177,000   1,349,527
  #Parkson Retail Group, Ltd...............................    480,000     742,203
  #PetroChina Co., Ltd. ADR................................    116,910  17,019,758
  #*PICC Property & Casualty Co., Ltd......................    994,000   1,281,272
  #Ping An Insurance Group Co. of China, Ltd. Series H.....    697,000   7,644,359
  #*Poly Hong Kong Investment, Ltd.........................    799,000     638,911
  #*Renhe Commercial Holdings Co., Ltd.....................  5,084,000     878,878
   Shanghai Electric Group Co., Ltd........................  2,392,000   1,203,905
   Shanghai Industrial Holdings, Ltd.......................    467,274   1,845,038
  #Shimao Property Holdings, Ltd...........................  1,600,871   2,181,126
  #Sino-Ocean Land Holdings, Ltd...........................  1,927,100   1,096,030
   Sinopec Shanghai Petrochemical Co., Ltd.................    848,000     409,528
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR..      1,188      57,939

                                     1280

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CONTINUED

                                                                 Shares      Value++
                                                                 ------      -----

CHINA -- (Continued).........................................
  #*Sinopec Yizheng Chemical Fibre Co., Ltd..................   582,000 $    249,645
  *Sinopharm Group Co., Ltd..................................   200,800      694,328
  #Soho China, Ltd........................................... 1,436,263    1,242,044
  #Tencent Holdings, Ltd.....................................   700,600   20,095,538
  #Tingyi (Cayman Islands) Holding Corp...................... 1,072,000    2,852,120
   Tsingtao Brewery Co., Ltd.................................   120,000      638,263
   Want Want China Holdings, Ltd............................. 1,466,000    1,317,757
  #Weichai Power Co., Ltd....................................   148,000    1,015,102
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR...............    68,830    2,687,123
   Zhaojin Mining Industry Co., Ltd..........................   172,500      801,369
   Zhejiang Expressway Co., Ltd..............................   292,000      241,802
  #*Zhongsheng Group Holdings, Ltd...........................    81,500      154,058
   Zhuzhou CSR Times Electric Co., Ltd.......................   155,000      614,757
   Zijin Mining Group Co., Ltd............................... 1,358,000    1,072,279
  #ZTE Corp..................................................   460,838    1,660,726
                                                                        ------------
TOTAL CHINA..................................................            349,637,379
                                                                        ------------

COLOMBIA -- (0.4%)...........................................
  #Bancolombia SA Sponsored ADR..............................    67,624    4,480,090
  #Ecopetrol SA Sponsored ADR................................   127,440    5,590,793
                                                                        ------------
TOTAL COLOMBIA...............................................             10,070,883
                                                                        ------------

CZECH REPUBLIC -- (0.6%).....................................
   CEZ A.S...................................................   184,371   10,576,484
   Komercni Banka A.S........................................    14,663    3,865,613
   Telefonica 02 Czech Republic A.S..........................   142,100    3,647,655
                                                                        ------------
TOTAL CZECH REPUBLIC.........................................             18,089,752
                                                                        ------------

EGYPT -- (0.1%)..............................................
   Commercial International Bank Egypt S.A.E. Sponsored GDR..   157,043      756,224
  *Egyptian Financial Group-Hermes Holding GDR...............       451        2,676
   Orascom Construction Industries GDR.......................    39,628    1,625,659
  *Orascom Telecom Holding S.A.E. GDR........................   246,435      852,806
                                                                        ------------
TOTAL EGYPT..................................................              3,237,365
                                                                        ------------

HUNGARY -- (0.7%)............................................
   ELMU NYRT.................................................       185       27,767
   Magyar Telekom Telecommunications P.L.C...................   524,822    1,790,791
  *MOL Hungarian Oil & Gas P.L.C.............................    42,653    5,961,230
  #*OTP Bank P.L.C...........................................   248,729    8,830,468
   Richter Gedeon NYRT.......................................    13,851    2,898,442
  *Tisza Chemical Group P.L.C................................    24,774      457,207
                                                                        ------------
TOTAL HUNGARY................................................             19,965,905
                                                                        ------------

INDIA -- (8.4%)..............................................
   ACC, Ltd..................................................    43,053    1,080,198
   Adani Enterprises, Ltd....................................   108,375    1,537,256
  *Adani Power, Ltd..........................................     3,489        8,882
   Aditya Birla Nuvo, Ltd....................................       979       19,242
  *Agre Developers, Ltd......................................       388          509
  *Allahabad Bank, Ltd.......................................     8,439       39,172
   Ambuja Cements, Ltd.......................................   859,949    3,026,926
   Asea Brown Boveri India, Ltd..............................    39,249      760,801
   Asian Paints, Ltd.........................................    29,464    1,850,514
   Axis Bank, Ltd............................................   227,042    6,609,001
   Bajaj Auto, Ltd...........................................    88,932    2,970,435
   Bajaj Finserv, Ltd........................................     8,485      101,514
  *Bank of India.............................................    27,875      288,654
   Bharat Electronics, Ltd...................................     7,300      303,128
   Bharat Heavy Electricals, Ltd.............................    19,249      872,004

                                     1281

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CONTINUED

                                                         Shares     Value++
                                                         ------     -----

    INDIA -- (Continued).............................
       Bharat Petroleum Corp., Ltd...................    49,660 $   705,090
       Bharti Airtel, Ltd............................   852,924   7,314,575
      *Bhushan Steel, Ltd............................     7,335      82,772
       Bosch, Ltd....................................    13,501   2,028,779
      *Cairn India, Ltd..............................    61,194     483,768
      *Canara Bank...................................    41,430     592,016
      *Central Bank of India.........................    30,013      91,534
       Cipla, Ltd....................................   354,995   2,483,155
       Colgate-Palmolive (India), Ltd................     6,437     131,200
       Container Corp. of India......................       595      15,479
      *Corp. Bank....................................       467       6,179
       Crompton Greaves, Ltd.........................   169,046     966,005
       Cummins India, Ltd............................    12,348     196,830
       Dabur India, Ltd..............................   452,662   1,037,490
       DLF, Ltd......................................   141,516     714,261
       Dr. Reddy's Laboratories, Ltd.................    22,080     834,822
      #Dr. Reddy's Laboratories, Ltd. ADR............    83,498   3,276,462
      *Essar Oil, Ltd................................   129,130     386,886
       Exide Industries, Ltd.........................    52,639     181,834
       GAIL India, Ltd...............................    57,000     613,845
       GAIL India, Ltd. Sponsored GDR................    28,791   1,857,561
       GlaxoSmithKline Pharmaceuticals, Ltd..........    21,922   1,114,323
       Glenmark Pharmaceuticals, Ltd.................    10,850      73,389
       Godrej Consumer Products, Ltd.................    23,579     201,135
       Grasim Industries, Ltd........................     6,300     349,399
       HCL Technologies, Ltd.........................   177,470   2,092,171
       HDFC Bank, Ltd................................   306,074  15,870,362
       Hero Honda Motors, Ltd. Series B..............    89,012   3,443,117
      *Hindalco Industries, Ltd......................    31,100     151,892
       Hindustan Unilever, Ltd.......................   894,265   5,771,698
       ICICI Bank, Ltd. Sponsored ADR................   193,312   9,742,925
       IDBI Bank, Ltd................................    20,895      67,925
      *Idea Cellular, Ltd............................   128,515     199,820
      *Indian Bank...................................    23,302     127,271
      *Indian Oil Corp., Ltd.........................    64,341     495,422
      *Indian Overseas Bank..........................    23,029      79,547
      *IndusInd Bank, Ltd............................    51,381     302,725
       Infosys Technologies, Ltd.....................   282,676  18,581,616
      #Infosys Technologies, Ltd. Sponsored ADR......   233,496  15,219,269
       Infrastructure Development Finance Co., Ltd...   357,891   1,178,412
       ITC, Ltd...................................... 2,298,662   9,998,423
       Jaiprakash Associates, Ltd....................    70,072     147,275
      *Jaiprakash Power Ventures, Ltd................    20,194      21,997
       Jindal Steel & Power, Ltd.....................   382,842   5,666,950
      *JSW Energy, Ltd...............................     8,476      14,322
       JSW Steel, Ltd................................   106,526   2,288,618
      *Jubilant Industries, Ltd......................     1,743       9,394
      *Kotak Mahindra Bank, Ltd......................    76,414     744,277
      *Lanco Infratech, Ltd..........................   163,805     148,225
       Larsen & Toubro, Ltd..........................   217,260   7,861,985
      *LIC Housing Finance, Ltd......................    53,635     266,495
       Mahindra & Mahindra, Ltd......................   298,575   5,096,670
       Mangalore Refinery & Petrochemicals, Ltd......   399,619     666,497
       Maruti Suzuki India, Ltd......................   101,304   3,029,109
      *Mphasis, Ltd..................................     1,514      16,101
       Mundra Port & Special Economic Zone, Ltd......    94,479     308,837
       NTPC, Ltd.....................................   147,532     607,383
       Oil & Natural Gas Corp, Ltd...................   209,228   1,463,898
       Oil India, Ltd................................    10,163     318,258
      *Oracle Financial Services Software, Ltd.......    14,000     640,444
      *Oriental Bank of Commerce.....................    29,147     228,280

                                     1282

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CONTINUED

                                                         Shares      Value++
                                                         ------      -----

   INDIA -- (Continued).............................
      Pantaloon Retail India, Ltd...................      4,999 $     31,144
      Pantaloon Retail India, Ltd. Class B..........        305        1,277
      Piramal Healthcare, Ltd.......................     16,398      170,197
      Power Grid Corp. of India, Ltd................     21,633       51,066
      Proctor & Gamble Hygiene & Health Care, Ltd...      7,710      347,120
     *Ranbaxy Laboratories, Ltd.....................    131,027    1,353,592
      Reliance Capital, Ltd.........................    129,174    1,647,759
      Reliance Communications, Ltd..................    742,705    1,679,041
      Reliance Energy, Ltd..........................    116,792    1,738,467
      Reliance Industries, Ltd......................  1,645,075   36,515,394
     *Reliance Power, Ltd...........................    168,359      496,226
     *Rural Electrification Corp., Ltd..............      1,290        6,975
      Sesa Goa, Ltd.................................    466,659    3,317,863
      Shriram Transport Finance Co., Ltd............     11,519      202,047
     *State Bank of India...........................     32,851    2,088,314
      Steel Authority of India, Ltd.................    201,411      730,692
      Sterlite Industries (India), Ltd. Series A....  1,725,980    7,087,075
      Sun Pharmaceuticals Industries, Ltd...........    333,183    3,508,814
      Sun TV Network, Ltd...........................     10,627      102,144
      Tata Chemicals, Ltd...........................     19,724      167,866
      Tata Consultancy Services, Ltd................    481,215   12,667,589
      Tata Motors, Ltd..............................     23,333      649,183
      Tata Power Co., Ltd...........................    110,221    3,245,903
      Tata Steel, Ltd...............................    105,709    1,473,017
      Tech Mahindra, Ltd............................     15,908      247,034
      Thermax India, Ltd............................      6,201       90,980
      Titan Industries, Ltd.........................      2,839      259,228
     *Torrent Power, Ltd............................      5,014       28,032
     *Ultratech Cement, Ltd.........................     19,791      487,061
      Unitech, Ltd..................................     25,419       21,314
      United Spirits, Ltd...........................     30,448      713,686
      Wipro, Ltd....................................    502,858    5,116,442
     *Yes Bank, Ltd.................................     39,562      273,821
      Zee Entertainment Enterprises, Ltd............    142,007      432,147
     *Zee Learn, Ltd................................     14,064        7,236
      Zydus Wellness, Ltd...........................      1,299       17,390
                                                                ------------
   TOTAL INDIA......................................             245,047,771
                                                                ------------

   INDONESIA -- (2.5%)..............................
      PT Adaro Energy Tbk...........................  5,833,000    1,505,576
      PT Astra Agro Lestari Tbk.....................    222,000      602,140
      PT Astra International Tbk....................  2,078,561   13,661,027
      PT Bank Central Asia Tbk......................  9,187,000    7,956,908
      PT Bank Danamon Indonesia Tbk.................  2,719,740    1,974,500
      PT Bank Mandiri Tbk...........................  4,035,117    3,374,870
     *PT Bank Negara Indonesia Persero Tbk..........  2,213,722    1,048,747
     *PT Bank Pan Indonesia Tbk.....................  8,080,000    1,077,612
      PT Bank Rakyat Indonesia Persero Tbk..........  6,566,000    4,957,498
     *PT Bayan Resources Tbk........................     13,000       25,660
      PT Bumi Resources Tbk......................... 15,481,000    6,220,700
      PT Gudang Garam Tbk...........................    281,000    1,334,826
      PT Indo Tambangraya Megah Tbk.................    195,500    1,071,146
      PT Indocement Tunggal Prakarsa Tbk............    834,500    1,659,799
      PT Indofood Sukses Makmur Tbk.................  1,691,000    1,097,477
      PT Indosat Tbk................................    490,500      307,624
      PT International Nickel Indonesia Tbk.........  1,647,500      960,931
      PT Kalbe Farma Tbk............................  1,161,000      485,756
      PT Lippo Karawaci Tbk.........................        187           17
     *PT Panasia Indosyntec Tbk.....................     75,100        1,920
      PT Perusahaan Gas Negara Tbk..................  6,456,000    3,023,524
      PT Semen Gresik Persero Tbk...................  2,263,000    2,514,326

                                     1283

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CONTINUED

                                                            Shares     Value++
                                                            ------     -----

  INDONESIA -- (Continued).............................
     PT Sinar Mas Agro Resources & Technology Tbk......  1,150,500 $   727,156
     PT Tambang Batubara Bukit Asam Tbk................    502,000   1,310,051
     PT Telekomunikasi Indonesia Tbk................... 11,996,140  10,812,679
     PT Unilever Indonesia Tbk.........................  1,623,500   2,905,416
     PT United Tractors Tbk............................    921,500   2,506,528
                                                                   -----------
  TOTAL INDONESIA......................................             73,124,414
                                                                   -----------

  ISRAEL -- (0.0%).....................................
     IDB Holding Corp., Ltd............................         --          12
    *Koor Industries, Ltd..............................          1          13
    *Makhteshim-Agan Industries, Ltd...................          1           3
     Osem Investments, Ltd.............................          1           9
                                                                   -----------
  TOTAL ISRAEL.........................................                     37
                                                                   -----------

  MALAYSIA -- (3.4%)...................................
     Affin Holdings Berhad.............................    318,200     376,356
    *Airasia Berhad....................................      2,000       1,942
     Alliance Financial Group Berhad...................    323,300     339,715
     AMMB Holdings Berhad..............................    874,959   1,886,813
    *Axiata Group Berhad...............................  2,221,275   3,679,402
     Batu Kawan Berhad.................................     15,000      77,593
     Berjaya Corp. Berhad..............................    734,800     283,339
    *Berjaya Media Berhad..............................     18,300       3,449
    *Berjaya Retail Berhad.............................     73,480      16,001
     Berjaya Sports Toto Berhad........................    709,264   1,011,494
     Boustead Holdings Berhad..........................    197,860     386,906
     British American Tobacco Malaysia Berhad..........    135,500   2,197,320
    *Bursa Malaysia Berhad.............................     44,600     120,959
     CIMB Group Holdings Berhad........................  3,992,654  11,053,312
     DiGi.Com Berhad...................................    329,462   3,239,392
    *EON Capital Berhad................................    175,500     428,381
     Fraser & Neave Holdings Berhad....................     61,000     364,504
     Gamuda Berhad.....................................    805,700   1,017,924
     Genting Berhad....................................  2,167,400   8,499,745
     Genting Malaysia Berhad...........................  2,820,500   3,510,061
     Genting Plantations Berhad........................    213,900     578,117
     Hong Leong Bank Berhad............................    494,050   1,734,679
     Hong Leong Financial Group Berhad.................    205,729     713,293
     IJM Corp. Berhad..................................    414,560     868,202
     IOI Corp. Berhad..................................  3,208,105   5,735,496
     Kuala Lumpur Kepong Berhad........................    443,400   3,164,896
     Lafarge Malayan Cement Berhad.....................    259,580     635,228
     Malayan Banking Berhad............................    757,665   2,240,447
    *Malaysia Airports Holdings Berhad.................     23,200      48,386
    *Malaysian Airlines System Berhad..................  1,089,334     670,684
     MISC Berhad.......................................  1,391,098   3,667,484
     MMC Corp. Berhad..................................    922,900     836,769
     Nestle (Malaysia) Berhad..........................    204,500   3,310,456
     Oriental Holdings Berhad..........................    225,780     394,092
     Parkson Holdings Berhad...........................    186,320     360,599
     Petronas Dagangan Berhad..........................    257,600   1,347,150
     Petronas Gas Berhad...............................    475,500   1,808,473
     Plus Expressways Berhad...........................  2,201,100   3,342,050
     PPB Group Berhad..................................    382,800   2,196,004
     Public Bank Berhad................................     67,739     299,361
     Public Bank Berhad Foreign Market Shares..........  1,039,201   4,598,415
     RHB Capital Berhad................................    372,800   1,116,626
     Shell Refining Co. Federation of Malaysia Berhad..    149,500     550,438
     Sime Darby Berhad.................................  2,342,720   7,137,318
     SP Setia Berhad...................................    883,425   1,246,177
     Star Publications (Malaysia) Berhad...............    165,900     191,716

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
                                                                              Shares      Value++
                                                                              ------      -----

MALAYSIA -- (Continued)..................................................
   Telekom Malaysia Berhad...............................................    957,700 $  1,291,086
   Tenaga Nasional Berhad................................................  2,608,450    5,297,491
  *UEM Land Holdings Berhad..............................................    788,637      717,379
   UMW Holdings Berhad...................................................    475,466    1,128,120
   YTL Corp. Berhad......................................................  5,279,425    2,961,859
   YTL Power International Berhad........................................    283,040      215,993
                                                                                     ------------
TOTAL MALAYSIA...........................................................              98,899,092
                                                                                     ------------

MEXICO -- (6.2%).........................................................
  *Alfa S.A.B. de C.V. Series A..........................................     41,900      622,766
  #America Movil S.A.B. de C.V. Series L................................. 22,345,121   64,016,791
   America Movil S.A.B. de C.V. Series L ADR.............................     11,264      644,301
  *Cementos de Mexico S.A.B de C.V. Series B.............................    289,651      250,608
  #*Cemex S.A.B. de C.V. Sponsored ADR...................................    283,720    2,462,690
  #Coca-Cola Femsa S.A.B. de C.V. Series L...............................    298,900    2,385,135
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.....     28,827       16,277
   Corporativo Fragua S.A.B. de C.V......................................         21          274
   El Puerto de Liverpool S.A.B. de C.V..................................    109,400      826,794
  #Fomento Economico Mexicano S.A.B. de C.V. Series B & D................  2,109,900   13,267,863
   Grupo Carso S.A.B. de C.V. Series A-1.................................    577,632    2,243,952
  #*Grupo Elektra S.A. de C.V............................................     88,187    4,021,836
   Grupo Financiero Banorte S.A.B. de C.V................................  1,473,229    7,358,658
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O......................    908,264    4,753,677
  #Grupo Industrial Bimbo S.A.B. de C.V. Series A........................  1,570,500    3,472,052
   Grupo Industrial Maseca S.A.B. de C.V. Series B.......................    229,000      275,515
   Grupo Mexico S.A.B. de C.V. Series B..................................  3,928,317   13,602,050
  #Grupo Modelo S.A.B. de C.V. Series C..................................    731,750    4,637,122
  *Grupo Nutrisa S.A.B. de C.V...........................................        129          448
  *Grupo Qumma S.A. de C.V. Series B.....................................      1,591           25
  *Grupo Televisa S.A. de C.V............................................  1,704,800    8,068,096
  *Grupo Televisa S.A. de C.V. Sponsored ADR.............................    109,820    2,604,930
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V..  2,373,426    4,329,677
  #Industrias Penoles S.A.B. de C.V......................................     99,638    3,877,605
  #*Inmuebles Carso S.A.B. de C.V........................................    813,232      916,959
   Kimberly Clark de Mexico S.A.B. de C.V. Series A......................    607,800    3,748,690
  *Minera Frisco S.A.B. de C.V...........................................    799,732    3,444,384
  #Organizacion Soriana S.A.B. de C.V. Series B..........................  1,112,075    3,816,820
  *Savia S.A. de C.V.....................................................    120,000        8,339
   Telefonos de Mexico S.A.B. de C.V. Series A...........................    200,000      187,809
   Telefonos de Mexico S.A.B. de C.V. Series L...........................  5,939,500    5,572,296
  *Urbi Desarrollos Urbanos S.A.B. de C.V................................     29,362       70,142
  #Wal-Mart de Mexico S.A.B. de C.V. Series V............................  6,300,780   19,704,134
                                                                                     ------------
TOTAL MEXICO.............................................................             181,208,715
                                                                                     ------------

PERU -- (0.4%)...........................................................
   Cia de Minas Buenaventura S.A. ADR....................................    103,984    4,333,013
  *Credicorp, Ltd........................................................     70,822    6,835,739
                                                                                     ------------
TOTAL PERU...............................................................              11,168,752
                                                                                     ------------

PHILIPPINES -- (0.4%)....................................................
   Aboitiz Equity Ventures, Inc..........................................    884,000      819,498
   Aboitiz Power Corp....................................................  1,073,000      792,766
   Ayala Corp. Series A..................................................    185,413    1,695,995
   Ayala Land, Inc.......................................................  4,735,418    1,821,335
   Banco de Oro Unibank, Inc.............................................  1,011,418    1,284,686
   Bank of the Philippine Islands........................................  1,747,004    2,402,926
  *Filipina Water Bottling Corp..........................................  2,006,957           --
   Manila Electric Co....................................................     15,000       85,941
  *Metro Bank & Trust Co.................................................    351,163      563,518
   Philippine Long Distance Telephone Co.................................     42,445    2,467,106

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
                                                         Shares      Value++
                                                         ------      -----

   PHILIPPINES -- (Continued)........................
     *SM Investments Corp............................     6,000 $     81,204
      SM Prime Holdings, Inc.........................   508,168      142,643
      Universal Robina Corp..........................    36,400       31,754
                                                                ------------
   TOTAL PHILIPPINES.................................             12,189,372
                                                                ------------

   POLAND -- (1.4%)..................................
      Asseco Poland SA...............................    43,043      861,153
      Bank Handlowy w Warszawie SA...................    17,748      668,410
     *Bank Millennium SA.............................   279,559      572,990
      Bank Pekao SA..................................   113,393    7,432,331
     *Bank Przemyslowo Handlowy BPH SA...............     2,029       58,111
     *BRE Bank SA....................................     7,401      964,256
      Browary Zywiec SA..............................    13,516    3,638,954
      Cyfrowy Polsat SA..............................    16,779      102,577
     *Enea SA........................................    12,021       88,322
     *Eurocash SA....................................     3,829       46,882
     *Getin Holding SA...............................   156,860      881,479
     *Getin Holding SA Allotment Certificates........     3,927       22,056
     *Grupa Lotos SA.................................    41,630      744,709
     *ING Bank Slaski SA.............................     1,790      590,801
     *Kernel Holding SA..............................    10,020      272,054
      KGHM Polska Miedz SA...........................    61,000    4,487,143
     *Kredyt Bank SA.................................    65,825      430,157
     *Mondi Packaging Paper Swiecie SA...............    12,683      394,223
     *PGE SA.........................................   182,228    1,644,612
     *Polski Koncern Naftowy Orlen SA................   267,237    5,570,036
      Polskie Gornictwo Naftowe I Gazownictwo SA.....   748,661    1,096,503
      Powszechna Kasa Oszczednosci Bank Polski SA....   267,637    4,605,666
     *Synthos SA.....................................   104,269      176,998
      Telekomunikacja Polska SA......................   591,537    3,910,604
      TVN SA.........................................    91,082      603,545
                                                                ------------
   TOTAL POLAND......................................             39,864,572
                                                                ------------

   RUSSIA -- (5.0%)..................................
     *Evraz Group SA GDR.............................    74,992    2,548,322
     *Federal Hydrogenerating Co. ADR................   773,445    4,032,234
      Gazprom OAO Sponsored ADR...................... 3,487,010   59,083,004
      Gazpromneft JSC Sponsored ADR..................    47,396    1,202,291
      Lukoil OAO Sponsored ADR.......................   354,178   24,616,048
      Magnitogorsk Iron & Steel Works Sponsored GDR..   111,820    1,410,391
      MMC Norilsk Nickel JSC ADR.....................   597,703   16,545,199
      Novolipetsk Steel OJSC GDR.....................    83,762    3,208,723
      Novorossiysk Sea Trade Port GDR................     7,539       71,139
     *Polymetal JSC GDR..............................    64,567    1,236,666
      Rosneft Oil Co. GDR............................ 1,184,101   10,605,045
      Severstal OAO GDR..............................   106,027    1,917,940
      Surgutneftegas Sponsonsored ADR................   544,495    5,822,487
      Tatneft Sponsored ADR..........................    29,354    1,325,993
     *TMK OAO GDR....................................    43,610      896,490
      Uralkali Sponsored GDR.........................   111,980    4,721,094
      VimpelCom, Ltd. Sponsored ADR..................    50,835      740,666
      VTB Bank OJSC GDR..............................   582,346    3,780,546
     *X5 Retail Group NV GDR.........................    59,942    2,120,154
                                                                ------------
   TOTAL RUSSIA......................................            145,884,432
                                                                ------------

   SOUTH AFRICA -- (7.8%)............................
      ABSA Group, Ltd................................   362,514    7,508,747
      African Bank Investments, Ltd..................   374,940    2,188,813
      African Rainbow Minerals, Ltd..................   105,298    3,429,537
      Anglo American Platinum Corp., Ltd.............    70,553    7,180,148

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                                                            Shares      Value++
                                                            ------      -----

 SOUTH AFRICA -- (Continued)............................
   #AngloGold Ashanti, Ltd. Sponsored ADR...............   197,922 $ 10,090,064
    ArcelorMittal South Africa, Ltd.....................   225,381    3,086,590
    Aspen Pharmacare Holdings, Ltd......................    72,465      894,574
    Barloworld, Ltd.....................................    45,024      508,955
    Bidvest Group, Ltd..................................   182,111    4,198,606
    Discovery Holdings, Ltd.............................   357,805    2,064,082
    Exxaro Resources, Ltd...............................    83,898    2,262,714
    FirstRand, Ltd...................................... 1,540,707    4,852,072
    Freeworld Coatings, Ltd.............................    88,329      164,629
    Gold Fields, Ltd. Sponsored ADR.....................   425,086    7,583,534
   *Growthpoint Properties, Ltd.........................     3,896       10,816
    Harmony Gold Mining Co., Ltd........................   132,269    2,006,134
    Harmony Gold Mining Co., Ltd. Sponsored ADR.........   331,569    5,162,529
    Impala Platinum Holdings, Ltd.......................   478,692   14,970,063
    Imperial Holdings, Ltd..............................    53,487      949,250
    Investec, Ltd.......................................   118,615      959,952
    Kumba Iron Ore, Ltd.................................    15,092    1,104,351
    Liberty Holdings, Ltd...............................   117,508    1,288,585
    Massmart Holdings, Ltd..............................    83,456    1,816,622
   *Medi-Clinic Corp., Ltd..............................     9,184       40,534
    MMI Holdings, Ltd...................................   283,735      736,026
    Mondi, Ltd..........................................    32,757      315,230
    Mr. Price Group, Ltd................................     4,144       42,455
    MTN Group, Ltd...................................... 1,659,950   36,468,496
    Naspers, Ltd. Series N..............................   324,237   19,216,311
    Nedbank Group, Ltd..................................    55,383    1,234,004
    Network Healthcare Holdings, Ltd....................   251,159      542,283
    Northam Platinum, Ltd...............................    29,145      192,591
    Pick'n Pay Stores, Ltd..............................   244,318    1,580,395
    Pretoria Portland Cement Co., Ltd...................   591,367    2,248,721
    PSG Group, Ltd......................................    81,771      543,643
    Sanlam, Ltd.........................................   961,639    4,124,867
   *Sappi, Ltd. Sponsored ADR...........................       500        2,700
   #Sasol, Ltd. Sponsored ADR...........................   721,569   41,721,120
    Shoprite Holdings, Ltd..............................   440,921    6,959,148
    Standard Bank Group, Ltd............................   861,864   13,536,033
    Steinhoff International Holdings, Ltd...............   842,503    3,227,202
   *Super Group, Ltd....................................    37,827        4,560
    Telkom South Africa, Ltd............................   318,908    1,858,406
    Tiger Brands, Ltd...................................    79,054    2,308,496
    Truworths International, Ltd........................   186,043    2,152,048
    Vodacom Group, Ltd..................................   389,448    4,769,894
    Woolworths Holdings, Ltd............................   130,252      594,485
                                                                   ------------
 TOTAL SOUTH AFRICA.....................................            228,701,015
                                                                   ------------

 SOUTH KOREA -- (14.3%).................................
   #Amorepacific Corp...................................     3,479    3,506,747
    Cheil Industrial, Inc...............................    20,690    2,281,190
   *Daelim Industrial Co., Ltd..........................    18,215    2,060,185
   #*Daewoo Engineering & Construction Co., Ltd.........   125,248    1,334,579
   #Daewoo International Corp...........................    38,863    1,511,824
   *Daewoo Securities Co., Ltd..........................   103,195    2,177,482
    Daewoo Shipbuilding & Marine Engineering Co., Ltd...   105,130    4,505,671
    Dongbu Insurance Co., Ltd...........................       100        4,768
    Doosan Corp.........................................     4,502      553,190
    Doosan Heavy Industries & Construction Co., Ltd.....    21,575    1,204,751
   #*Doosan Infracore Co., Ltd..........................    82,000    2,273,612
    GS Engineering & Construction Corp..................    27,320    3,292,774
   #GS Holdings Corp....................................    42,945    3,600,556
    Hana Financial Group, Inc...........................   126,111    5,350,730
   #Hankook Tire Manufacturing Co., Ltd.................    82,310    3,305,935

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
                                                         Shares      Value++
                                                         ------      -----

    SOUTH KOREA -- (Continued).......................
      *Hanwha Corp...................................    11,920 $    548,769
      #Hynix Semiconductor, Inc......................   181,980    5,754,210
      *Hyosung T & C Co., Ltd........................     7,217      592,374
       Hyundai Department Store Co., Ltd.............     6,301      924,462
       Hyundai Development Co........................     3,928      107,586
       Hyundai Engineering & Construction Co., Ltd...     8,263      694,124
       Hyundai Glovis Co., Ltd.......................     6,360      908,920
       Hyundai Heavy Industries Co., Ltd.............    39,086   19,548,628
       Hyundai Merchant Marine Co., Ltd..............    26,021      794,629
      *Hyundai Mipo Dockyard Co., Ltd................     3,146      558,767
      #Hyundai Mobis.................................    53,070   17,800,124
       Hyundai Motor Co., Ltd........................    95,919   22,123,640
       Hyundai Steel Co..............................    58,560    7,460,077
       Industrial Bank of Korea, Ltd.................    90,040    1,730,357
      #Kangwon Land, Inc.............................   114,660    2,606,808
       KB Financial Group, Inc.......................   139,085    7,455,713
      *KB Financial Group, Inc. ADR..................     2,072      110,417
       KCC Corp......................................     5,799    1,966,429
       Kia Motors Corp...............................   225,130   16,195,539
      *Korea Electric Power Corp.....................   262,020    6,277,792
       Korea Exchange Bank...........................   200,200    1,706,201
       Korea Gas Corp................................    23,463      748,459
       Korea Zinc Co., Ltd...........................     1,294      511,040
      *Korean Air Co., Ltd...........................    21,974    1,343,315
       KT Corp.......................................   110,260    3,958,660
       KT&G Corp.....................................   103,590    6,131,129
       LG Chemical, Ltd..............................    32,392   16,092,933
       LG Corp.......................................   118,265   10,888,100
      #LG Display Co., Ltd. ADR......................   201,858    3,597,110
      #LG Electronics, Inc...........................    88,910    8,559,430
      #LG Household & Healthcare Co., Ltd............     5,120    2,059,436
       LG Uplus Corp.................................    86,270      524,116
       Lotte Shopping Co., Ltd.......................     4,474    2,040,419
       LS Corp.......................................     5,756      638,020
       NCsoft Corp...................................     4,942    1,310,586
      #*NHN Corp.....................................     8,597    1,705,525
       OCI Co., Ltd..................................     3,894    2,329,323
       POSCO.........................................    46,060   20,212,768
       Samsung Card Co., Ltd.........................    23,720    1,178,552
      #Samsung Corp..................................   100,930    7,311,633
      #Samsung Electro-Mechanics Co., Ltd............    37,767    3,655,869
      #Samsung Electronics Co., Ltd..................    95,982   80,171,919
       Samsung Electronics Co., Ltd. GDR.............    49,372   20,610,804
       Samsung Engineering Co., Ltd..................     6,628    1,474,055
       Samsung Fire & Marine Insurance, Ltd..........    35,022    7,523,107
      #Samsung Heavy Industries Co., Ltd.............   126,000    5,712,287
      #Samsung SDI Co., Ltd..........................    23,228    4,162,253
      *Samsung Securities Co., Ltd...................    33,780    2,824,443
      #Samsung Techwin Co., Ltd......................     7,702      634,805
       Shinhan Financial Group Co., Ltd..............   218,686   10,728,320
      #Shinhan Financial Group Co., Ltd. ADR.........    16,770    1,627,025
       Shinsegae Co., Ltd............................    25,192    6,347,072
       SK Co., Ltd...................................    21,194    3,808,887
      #SK Innovation Co., Ltd........................    51,889   11,287,927
       SK Telecom Co., Ltd...........................    40,416    6,123,566
      #S-Oil Corp....................................    46,083    6,889,960
       Woongjin Coway Co., Ltd.......................    13,260      443,146
                                                                ------------
    TOTAL SOUTH KOREA................................            417,995,559
                                                                ------------

    TAIWAN -- (11.6%)................................
      #Acer, Inc..................................... 2,805,040    5,262,313

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
                                                        Shares     Value++
                                                        ------     -----

      TAIWAN -- (Continued).........................
         Advanced Semiconductor Engineering, Inc.... 3,289,702 $ 3,852,990
         Advantech Co., Ltd.........................   132,000     437,936
        #Asia Cement Corp........................... 2,174,316   2,915,207
         Asustek Computer, Inc......................   445,230   4,019,375
        #*AU Optronics Corp......................... 1,332,873   1,074,400
        *AU Optronics Corp. Sponsored ADR...........   353,406   2,862,589
        #Catcher Technology Co., Ltd................   302,429   1,903,376
         Cathay Financial Holdings Co., Ltd......... 3,891,738   6,506,872
         Chang Hwa Commercial Bank.................. 2,229,000   1,948,122
        #Cheng Shin Rubber Industry Co., Ltd........ 1,166,486   2,948,721
        #Chicony Electronics Co., Ltd...............   232,436     458,533
        #*Chimei Innolux Corp....................... 3,192,818   3,286,546
        *China Airlines, Ltd........................ 1,086,000     695,203
         China Development Financial Holding Corp... 4,762,150   1,998,142
         China Life Insurance Co., Ltd..............   671,420     786,326
        *China Petrochemical Development Corp.......   305,000     380,619
         China Steel Corp........................... 9,036,342  11,189,970
         Chinatrust Financial Holdings Co., Ltd..... 3,493,931   3,210,021
        #Chunghwa Telecom Co., Ltd. ADR.............   196,517   6,200,111
         Clevo Co., Ltd.............................   258,643     592,843
        #Compal Electronics, Inc.................... 3,781,541   4,295,168
        #Delta Electronics, Inc..................... 1,812,366   8,112,755
         E.Sun Financial Holding Co., Ltd........... 2,036,668   1,445,176
        #Epistar Corp...............................   396,000   1,316,568
        *Eva Airways Corp...........................   856,000     789,240
        *Evergreen Marine Corp., Ltd................ 1,047,869     971,181
        #Everlight Electronics Co., Ltd.............   163,942     469,353
        #Far Eastern Department Stores Co., Ltd.....   390,525     691,358
        #Far Eastern New Century Corp............... 3,073,987   4,839,500
         Far EasTone Telecommunications Co., Ltd....   815,000   1,236,490
        #Farglory Land Development Co., Ltd.........   134,229     306,736
         First Financial Holding Co., Ltd........... 5,340,838   4,955,288
         Formosa Chemicals & Fiber Co., Ltd......... 3,356,445  13,573,038
         Formosa Plastics Corp...................... 4,522,648  18,520,887
         Formosa Taffeta Co., Ltd...................   642,000     696,229
        #Foxconn Technology Co., Ltd................   696,661   3,340,388
         Fubon Financial Holding Co., Ltd........... 6,236,736   9,161,570
         Giant Manufacture Co., Ltd.................    86,506     346,074
        #Highwealth Construction Corp...............   213,000     473,477
         Hon Hai Precision Industry Co., Ltd........ 5,190,997  19,712,931
        #Hotai Motor Co., Ltd.......................   298,000     934,201
         HTC Corp...................................   553,558  25,196,124
         Hua Nan Financial Holding Co., Ltd......... 4,578,066   3,665,921
        #*Inotera Memories, Inc.....................   674,976     339,431
         Inventec Co., Ltd.......................... 1,819,358     979,626
        #Kinsus Interconnect Technology Corp........   120,000     419,241
        #Largan Precision Co., Ltd..................    52,860   1,680,272
        #LCY Chemical Corp..........................    87,853     260,226
         Lite-On Technology Corp.................... 1,346,798   1,707,764
        #Macronix International Co., Ltd............ 2,457,825   1,615,910
        #Media Tek, Inc.............................   736,995   8,160,660
         Mega Financial Holding Co., Ltd............ 4,782,000   4,177,972
         Nan Ya Plastic Corp........................ 6,052,564  18,590,966
        #Nan Ya Printed Circuit Board Corp..........   200,940     657,646
        #*Nanya Technology Corp.....................   185,000      93,984
         Novatek Microelectronics Corp..............   276,000     845,958
        #*Pegatron Corp............................. 1,211,345   1,281,661
         Polaris Securities Co., Ltd................   465,000     334,979
        #Pou Chen Corp.............................. 2,047,487   1,934,505
         Powertech Technology, Inc..................   339,836   1,236,265
        #President Chain Store Corp.................   576,831   3,166,628

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
                                                                 Shares      Value++
                                                                 ------      -----

TAIWAN -- (Continued).......................................
  *Qisda Corp...............................................    728,000 $    415,051
  #Quanta Computer, Inc.....................................    662,000    1,306,602
   Richtek Technology Corp..................................     74,550      499,292
  #Ruentex Development Co., Ltd.............................    251,000      418,671
   Ruentex Industries, Ltd..................................    239,000      675,717
  *Shin Kong Financial Holding Co., Ltd.....................  2,977,344    1,307,196
  #Siliconware Precision Industries Co......................  2,347,324    3,147,740
   SinoPac Holdings Co., Ltd................................  3,543,000    1,683,589
  #Synnex Technology International Corp.....................  1,019,756    2,606,947
  *Taishin Financial Holdings Co., Ltd......................  2,099,122    1,237,256
  *Taiwan Business Bank.....................................  1,900,800      773,758
   Taiwan Cement Corp.......................................  2,650,720    3,894,394
   Taiwan Cooperative Bank..................................  3,297,397    2,768,858
   Taiwan Fertilizer Co., Ltd...............................    421,000    1,420,483
   Taiwan Glass Industrial Corp.............................    988,476    1,616,043
   Taiwan Mobile Co., Ltd...................................     47,000      121,375
  #Taiwan Semiconductor Manufacturing Co., Ltd.............. 22,386,808   57,903,170
  *Tatung Co., Ltd..........................................    260,792      130,910
   Transcend Information, Inc...............................    131,181      386,026
   Tripod Technology Corp...................................    217,000    1,028,242
   U-Ming Marine Transport Corp.............................    551,860    1,196,621
  #Unimicron Technology Corp................................    769,896    1,270,051
   Uni-President Enterprises Corp...........................  3,845,980    5,543,336
   United Microelectronics Corp.............................  7,733,000    4,036,235
  *Walsin Lihwa Corp........................................  1,287,000      747,071
  *Wan Hai Lines Co., Ltd...................................    426,000      326,384
  #*Wintek Corp.............................................    528,000      772,596
  #Wistron Corp.............................................  1,314,716    2,369,240
  #WPG Holdings, Ltd........................................    461,348      854,593
  *Yang Ming Marine Transport Corp..........................    748,000      634,467
  #Young Fast Optoelectronics Co., Ltd......................     50,294      344,934
   Yuanta Financial Holding Co., Ltd........................  3,090,885    2,151,102
   Yulon Motor Co., Ltd.....................................    310,000      646,147
                                                                        ------------
TOTAL TAIWAN................................................             339,297,659
                                                                        ------------

THAILAND -- (1.9%)..........................................
   Advance Info Service PCL (Foreign).......................  1,022,200    3,167,621
   Bangkok Bank PCL (Foreign)...............................    329,000    1,873,702
   Bangkok Bank PCL (Foreign) NVDR..........................    286,400    1,631,089
   Bangkok Dusit Medical Services PCL (Foreign).............     82,900      145,110
   Bank of Ayudhya PCL (Foreign)............................  2,590,200    2,494,749
   Banpu PCL (Foreign)......................................    113,100    2,826,553
   BEC World PCL (Foreign)..................................    975,300    1,127,231
   Charoen Pokphand Foods PCL (Foreign).....................  2,686,100    2,654,605
   CP ALL PCL (Foreign).....................................  1,978,700    2,866,961
   Delta Electronics (Thailand) PCL (Foreign)...............         10            9
   Glow Energy PCL (Foreign)................................    119,000      182,387
   IRPC PCL (Foreign).......................................  4,240,300      880,732
   Kasikornbank PCL (Foreign)...............................  1,531,600    6,670,285
   Krung Thai Bank PCL (Foreign)............................  4,726,870    3,103,740
   Land & Houses PCL (Foreign) NVDR.........................    790,000      174,673
   PTT Aromatics & Refining PCL (Foreign)...................  1,287,137    1,778,707
   PTT Chemical PCL (Foreign)...............................    517,460    2,773,655
   PTT Exploration & Production PCL (Foreign)...............    592,000    3,688,844
   PTT PCL (Foreign)........................................    649,900    8,164,573
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    521,300      698,559
   Siam Cement PCL (Foreign) (The)..........................    117,100    1,624,100
   Siam Cement PCL (Foreign) NVDR (The).....................     41,600      522,613
   Siam City Cement PCL (Foreign)...........................     94,913      689,987
   Siam Commercial Bank PCL (Foreign).......................  1,001,366    3,891,406
   Thai Oil PCL (Foreign)...................................    218,000      617,119

                                     1290

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    Shares        Value++
                                                                                    ------        -----

THAILAND -- (Continued).........................................................
  *TMB Bank PCL (Foreign)....................................................... 4,680,000 $      363,739
  *Total Access Communication PCL (Foreign) NVDR................................    66,900        113,181
                                                                                           --------------
TOTAL THAILAND..................................................................               54,725,930
                                                                                           --------------

TURKEY -- (1.6%)................................................................
   Akbank T.A.S................................................................. 1,275,410      6,630,316
   Anadolu Efes Biracilik ve Malt Sanayi A.S....................................   224,805      3,451,974
   Arcelik A.S..................................................................    57,897        328,188
   Asya Katilim Bankasi A.S.....................................................   151,578        300,230
   Aygaz A.S....................................................................    19,411        144,242
   BIM BirlesikMagazalar A.S....................................................    35,088      1,222,404
  *Dogan Sirketler Grubu Holdings A.S...........................................   399,572        317,207
  *Dogan Yayin Holding A.S......................................................         3              4
   Enka Insaat ve Sanayi A.S....................................................   278,759      1,219,425
  *Eregli Demir ve Celik Fabrikalari T.A.S......................................   452,355      1,377,347
  *Eregli Demir ve Celik Fabrikalari T.A.S......................................   155,497        443,693
   Ford Otomotiv Sanayi A.S.....................................................    74,222        754,761
   Koc Holding A.S. Series B....................................................   775,171      4,167,365
  *Petkim Petrokimya Holding A.S................................................   201,256        349,632
   Tupras Turkiye Petrol Rafinerileri A.S.......................................   122,470      3,984,921
  *Turk Hava Yollari A.S........................................................   150,171        442,712
   Turkcell Iletisim Hizmetleri AS..............................................   240,093      1,420,162
   Turkiye Garanti Bankasi A.S.................................................. 2,046,828     10,600,823
   Turkiye Halk Bankasi A.S.....................................................   139,950      1,213,076
   Turkiye Is Bankasi A.S....................................................... 1,484,267      5,248,419
  *Turkiye Sise ve Cam Fabrikalari A.S..........................................   232,233        569,824
   Turkiye Vakiflar Bankasi T.A.O...............................................   385,861      1,024,435
  *Yapi ve Kredi Bankasi A.S....................................................   819,337      2,576,404
                                                                                           --------------
TOTAL TURKEY....................................................................               47,787,564
                                                                                           --------------
TOTAL COMMON STOCKS.............................................................            2,479,677,712
                                                                                           --------------

PREFERRED STOCKS -- (8.3%)......................................................
BRAZIL -- (8.3%)................................................................
   AES Tiete SA.................................................................    35,200        580,625
   Banco Bradesco SA............................................................ 1,584,132     31,396,667
   Banco do Estado do Rio Grande do Sul SA......................................    98,400      1,169,642
   Brasil Telecom SA............................................................   396,753      3,666,914
   Brasil Telecom SA ADR........................................................    14,349        404,642
  #Braskem SA Preferred A Sponsored ADR.........................................    37,695      1,124,442
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A.    70,200      3,191,292
   Cia de Bebidas das Americas SA...............................................       415         13,221
   Cia de Bebidas das Americas SA Preferred ADR.................................   661,939     21,565,973
   Cia de Transmissao de Energia Electrica Paulista SA Series A.................    10,800        348,535
   Cia Energetica de Minas Gerais SA............................................   291,821      5,939,555
  *Cia Paranaense de Energia SA Sponsored ADR Series A..........................    35,600        981,492
   Empresa Nasional de Comercio Redito e Participacoes SA.......................       480          6,368
   Gerdau SA....................................................................   756,268      9,013,492
   Itau Unibanco Holding SA..................................................... 1,765,755     41,248,091
   Itau Unibanco Holding SA ADR.................................................   271,346      6,444,468
   Lojas Americanas SA..........................................................    61,900        550,852
   Petroleo Brasilerio SA ADR................................................... 1,376,550     45,935,474
  *Suzano Papel e Celullose SA..................................................    50,500        496,911
   Tele Norte Leste Participacoes SA............................................   118,734      1,984,183
   Tele Norte Leste Participacoes SA ADR........................................   127,600      2,175,580
   Telecomunicacoes de Sao Paulo SA.............................................    96,700      2,575,470
   Telemar Norte Leste SA.......................................................    26,112        906,916
  #Tim Participacoes SA ADR.....................................................    19,000        896,420
  #Ultrapar Participacoes SA Sponsored ADR......................................   254,308      4,575,001
   Usinas Siderurgicas de Minas Gerais SA Series A..............................   387,924      3,969,982
   Vale SA Series A............................................................. 1,412,691     41,405,531
  *Vale SA Series B.............................................................    81,160             --

                                     1291

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CONTINUED

                                                                                                            Shares        Value++
                                                                                                            ------        -----

BRAZIL -- (Continued)................................................................................
   Vale SA Sponsored ADR.............................................................................      166,500 $    4,978,350
   Vivo Participacoes SA.............................................................................      134,958      5,475,699
                                                                                                                   --------------
TOTAL BRAZIL.........................................................................................                 243,021,788
                                                                                                                   --------------
TOTAL PREFERRED STOCKS...............................................................................                 243,021,788
                                                                                                                   --------------

RIGHTS/WARRANTS -- (0.0%)............................................................................
BRAZIL -- (0.0%).....................................................................................
  *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11......................          107             89
  *Tim Participacoes SA Rights 05/12/11..............................................................           44             17
                                                                                                                   --------------
TOTAL BRAZIL.........................................................................................                         106
                                                                                                                   --------------

TAIWAN -- (0.0%).....................................................................................
  *China Life Insurance Co., Ltd. Rights 05/12/11....................................................       88,416         26,088
                                                                                                                   --------------
TOTAL RIGHTS/WARRANTS................................................................................                      26,194
                                                                                                                   --------------

                                                                                                              Face
                                                                                                            Amount         Value+
                                                                                                            ------         -----
                                                                                                             (000)

TEMPORARY CASH INVESTMENTS -- (0.2%).................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at
    $6,769,107....................................................................................... $      6,769      6,769,000
                                                                                                                   --------------

                                                                                                           Shares/
                                                                                                              Face
                                                                                                            Amount
                                                                                                            ------
                                                                                                             (000)

SECURITIES LENDING COLLATERAL -- (6.5%)..............................................................
(S)@DFA Short Term Investment Fund...................................................................  188,392,000    188,392,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
 $175,641............................................................................................ $        176        175,640
                                                                                                                   --------------

TOTAL SECURITIES LENDING COLLATERAL..................................................................                 188,567,640
                                                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)...............................................................................              $2,918,062,334
                                                                                                                   ==============

                                     1292

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                    Shares    Value++
                                                                                    ------    -----

COMMON STOCKS -- (88.6%)........................................................
ARGENTINA -- (0.0%).............................................................
   Ferrum SA de Ceramica y Metalurgia...........................................         1 $        1
                                                                                           ----------

BRAZIL -- (7.4%)................................................................
   AES Tiete SA.................................................................    53,900    804,115
  *All America Latina Logistica SA..............................................    68,850    567,185
   Alpargatas SA................................................................   102,000    700,229
   Amil Participacoes SA........................................................   204,808  2,486,545
  *Anhanguera Educacional Participacoes SA......................................   288,445  6,441,058
   B2W Cia Global Do Varejo SA..................................................   170,200  2,376,871
   Banco ABC Brasil SA..........................................................    95,764    818,730
   Banco Alfa de Investimento SA................................................       700      3,288
   Banco Daycoval SA............................................................    43,600    338,113
   Banco Industrial e Comercial SA..............................................   134,420    969,786
   Banco Mercantil do Brasil SA.................................................     1,327     12,653
   Banco Panamericano SA........................................................   111,500    396,898
   Banco Pine SA................................................................    62,500    528,779
   Banco Sofisa SA..............................................................    92,600    261,931
   Bematech SA..................................................................    68,200    339,873
  *Bombril SA...................................................................    17,600    106,280
  *BR Malls Participacoes SA....................................................   567,258  5,992,771
   Brasil Brokers Participacoes SA..............................................   266,182  1,441,565
  *Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA. 1,047,720    532,784
   Brookfield Incorporacoes SA..................................................   571,312  3,217,534
   Camargo Correa Desenvolvimento Imobiliario SA................................    89,936    372,732
  *CETIP SA.....................................................................   113,846  1,871,382
   Cia de Gas de Sao Paulo SA...................................................    37,100  1,049,422
   Cia de Saneamento de Minas Gerais-Copasa SA..................................   124,000  2,205,390
   Cia de Saneamento do Parana SA...............................................   176,900    455,406
   Cia Energetica de Sao Paulo SA...............................................   159,900  3,081,724
  *Cia Hering SA................................................................   315,490  6,828,397
   Contax Participacoes SA......................................................     2,500     42,890
   CR2 Empreendimentos Imobiliarios SA..........................................     9,000     38,330
   Cremer SA....................................................................    65,096    616,947
  *Cyrela Brazil Realty SA Empreendimentos e Participacoes......................   123,033  1,303,687
   Diagnosticos Da America SA...................................................   507,200  6,809,092
  *Direcional Engenharia SA.....................................................     5,700     38,406
   Drogasil SA..................................................................   210,948  1,521,904
   Duratex SA...................................................................   624,462  6,569,315
  *Energias do Brazil SA........................................................   110,102  2,737,153
  *Equatorial Energia SA........................................................   104,400    882,609
  *Estacio Participacoes SA.....................................................   105,868  1,545,086
   Eternit SA...................................................................   188,589  1,283,872
   Even Construtora e Incorporadora SA..........................................   431,150  2,398,018
   EZ Tec Empreendimentos e Participacoes SA....................................   111,658  1,141,279
   Fertilizantes Fosfatados SA..................................................    38,300    397,802
  *Fertilizantes Heringer SA....................................................    21,600    145,812
  *Fleury SA....................................................................    61,700    904,400
   Gafisa SA....................................................................   480,400  2,919,288
   Gafisa SA ADR................................................................   180,131  2,226,419
  *General Shopping Brasil SA...................................................    63,017    498,304
  *Globex Utilidades SA.........................................................    58,737    970,736
  #*Gol Linhas Aereas Inteligentes SA ADR.......................................   202,727  2,888,860
   Grendene SA..................................................................   236,094  1,392,672
   Guararapes Confeccoes SA.....................................................    16,900    923,849
   Helbor Empreendimentos SA....................................................    69,124    913,041
  *IdeiasNet SA.................................................................   234,800    517,897
   Iguatemi Empresa de Shopping Centers SA......................................    64,800  1,679,314
   Industrias Romi SA...........................................................    77,500    497,060
  *Inepar SA Industria e Construcoes............................................    32,940    107,622

                                     1293

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        Shares      Value++
                                                                                        ------      -----

BRAZIL -- (Continued)...............................................................
  *Inpar SA.........................................................................   525,100 $    987,984
   Iochpe-Maxion SA.................................................................   112,180    1,568,752
   JHSF Participacoes SA............................................................   217,947      588,784
  *Joao Fortes Engenharia SA........................................................    37,300      275,269
  *Kepler Weber SA.................................................................. 1,804,000      321,078
  *Kroton Educacional SA............................................................    70,367      912,463
   Light SA.........................................................................   199,200    3,357,986
  *LLX Logistica SA.................................................................   488,125    1,408,650
  *Localiza Rent a Car SA...........................................................   268,500    4,616,657
  *Log-in Logistica Intermodal SA...................................................    14,800       76,390
   Lojas Renner SA..................................................................   273,700   10,142,836
  *LPS Brasil Consultoria de Imoveis SA.............................................    58,824    1,603,339
  *Lupatech SA......................................................................    34,700      259,390
  *M&G Poliester SA.................................................................   640,780       48,877
   M. Dias Branco SA................................................................    72,800    1,878,769
  *Magnesita Refratarios SA.........................................................   538,604    2,858,723
  *Mahle-Metal Leve SA Industria e Comercio.........................................    28,666      756,008
   Marfrig Alimentos SA.............................................................   368,000    3,770,760
   Marisa Lojas SA..................................................................   133,664    2,542,097
   Metalfrio Solutions SA...........................................................    12,100       89,989
   Minerva SA.......................................................................    94,558      402,707
  *MMX Mineracao e Metalicos SA.....................................................   330,084    2,098,169
  *MPX Energia SA...................................................................    82,800    1,957,895
   MRV Engenharia e Participacoes SA................................................   300,000    2,618,230
  *Multiplan Empreendimentos Imobiliarios SA........................................   157,046    3,282,273
   Obrascon Huarte Lain Brasil SA...................................................    57,500    2,443,713
   OdontoPrev SA....................................................................   213,400    3,410,168
   Parana Banco SA..................................................................    29,200      222,731
  *Paranapanema SA..................................................................   355,521    1,179,646
  *Plascar Participacoes Industriais SA.............................................   195,700      304,771
   Porto Seguro SA..................................................................   261,800    4,350,020
  *PortX Operacoes Portuarias SA....................................................   488,125    1,070,450
   Positivo Informatica SA..........................................................    50,900      232,628
   Profarma Distribuidora de Produtos Farmaceuticos SA..............................    20,800      206,916
   Redentor Energia SA..............................................................    32,500      141,511
   Restoque Comercio e Confeccoes de Roupas SA......................................    57,029      670,993
   Rodobens Negocios Imobiliarios SA................................................    33,640      285,893
   Rossi Residencial SA.............................................................   451,690    4,200,499
   Santos Brasil Participacoes SA...................................................    47,500      905,797
   Sao Carlos Empreendimentos e Participacoes SA....................................    52,700      726,920
   Sao Martinho SA..................................................................    90,212    1,387,700
   SLC Agricola SA..................................................................   125,700    1,580,439
   Springs Global Participacoes SA..................................................    94,700      276,901
   Sul America SA...................................................................   411,948    5,357,524
   TAM SA Sponsored ADR.............................................................    38,100      795,528
  *Tecnisa SA.......................................................................   192,631    1,488,935
   Tegma Gestao Logistica SA........................................................    48,635      809,347
  *Tempo Participacoes SA...........................................................   138,100      359,910
  *Tereos Internacional SA..........................................................    91,900      193,357
   Terna Participacoes SA...........................................................     3,800       82,005
   Totvs SA.........................................................................   267,020    5,110,585
   Trisul SA........................................................................     8,838       23,483
   Triunfo Participacoes e Investimentos SA.........................................    27,700      159,347
   Universo Online SA...............................................................    72,700      813,323
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA..    77,400    1,052,860
                                                                                               ------------
TOTAL BRAZIL........................................................................            176,381,080
                                                                                               ------------

CHILE -- (2.1%).....................................................................
   AFP Cuprum SA....................................................................     1,398       88,963
   Aguas Andinas SA Series A........................................................   895,457      497,854
   Almendral SA..................................................................... 1,445,104      209,649

                                     1294

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CONTINUED

                                                             Shares     Value++
                                                             ------     -----

 CHILE -- (Continued)..................................
    Banmedica SA.......................................   1,312,094 $ 2,650,119
    Besalco SA.........................................     630,627   1,316,695
    Cementos Bio-Bio SA................................     452,622   1,037,064
    Cia Cervecerias Unidas SA..........................     135,210   1,632,034
    Cia Cervecerias Unidas SA ADR......................         574      34,440
    Cia General de Electricidad SA.....................     110,134     669,487
   *Cia Sud Americana de Vapores SA....................   3,074,745   2,450,314
    Cintac SA..........................................     324,650     241,487
    Corpbanca SA....................................... 252,640,134   4,012,504
    Corpbanca SA ADR...................................      91,207   2,111,442
    Cristalerias de Chile SA...........................     156,836   2,145,872
   *E.CL SA............................................     326,619     882,003
    Embotelladora Andina SA Series B...................     396,970   1,950,149
    Empresa Electrica Pilmaiquen SA....................      60,267     255,217
   *Empresas Hites SA..................................     340,060     545,041
   *Empresas Iansa SA..................................   6,287,667     765,799
   *Empresas La Polar SA...............................     801,254   4,495,166
    Forus SA...........................................     129,238     488,267
    Gasco SA...........................................      76,171     512,825
    Grupo Security SA..................................     136,267      60,224
   *Industrias Forestales SA...........................      20,000       7,341
    Inversiones Aguas Metropolitanas SA................   1,598,644   2,617,825
   *Invertec Pesquera Mar de Chiloe SA.................     135,701      90,380
    Madeco SA..........................................  27,103,448   1,585,768
   *Masisa SA..........................................   8,936,076   1,465,055
   *Multiexport Foods SA...............................   1,680,100     813,505
    Parque Arauco SA...................................     947,475   2,180,972
   *PAZ Corp. SA.......................................     274,945     313,238
   *Ripley Corp. SA....................................   1,237,107   1,660,402
    Salfacorp SA.......................................     379,373   1,465,997
    Sigdo Koppers SA...................................     336,435     730,666
    Socovesa SA........................................   1,370,698   1,039,194
    Sonda SA...........................................     951,577   2,737,450
    Soquimic Comercial SA..............................     562,478     273,030
    Vina Concha Y Toro SA..............................   1,216,935   3,050,993
    Vina Concha Y Toro SA Sponsored ADR................       1,725      86,250
    Vina San Pedro Tarapaca SA.........................  40,113,498     367,638
                                                                    -----------
 TOTAL CHILE...........................................              49,538,319
                                                                    -----------

 CHINA -- (12.5%)......................................
   #361 Degrees International, Ltd.....................   1,724,000   1,146,960
   #*A8 Digital Music Holdings, Ltd....................     490,000     153,695
    Ajisen China Holdings, Ltd.........................     658,000   1,314,666
    AMVIG Holdings, Ltd................................     538,000     390,564
    Anhui Expressway Co., Ltd..........................     938,000     786,226
    Anhui Tianda Oil Pipe Co., Ltd.....................     550,000     212,100
   #Anta Sports Products, Ltd..........................     228,000     370,260
    Anton Oilfield Services Group......................   1,452,000     297,649
   *Anxin-China Holdings, Ltd..........................   3,039,000     768,529
    Asia Cement China Holdings Corp....................     893,000     730,014
   *Asia Energy Logistics Group, Ltd...................  11,740,000     276,960
    Asian Citrus Holdings, Ltd.........................     670,000     764,932
   *AVIC International Holding HK, Ltd.................   5,574,000     294,688
   #*AviChina Industry & Technology Co., Ltd. Series H.   3,690,788   2,303,088
    Baoye Group Co., Ltd...............................   1,802,000   1,218,877
   #*BaWang International Group Holding, Ltd...........   1,756,000     489,107
    Beijing Capital International Airport Co., Ltd.....   3,676,000   1,815,125
   *Beijing Capital Land, Ltd..........................   4,358,500   1,496,702
   *Beijing Development HK, Ltd........................     507,000      89,614
   *Beijing Enterprises Water Group, Ltd...............   6,007,660   1,886,510
    Beijing Jingkelong Co., Ltd........................     511,749     659,798

                                     1295

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CONTINUED

                                                                Shares     Value++
                                                                ------     -----

CHINA -- (Continued).......................................
  #Beijing North Star Co., Ltd. Series H...................  1,320,000 $   323,592
  *Beijing Properties Holdings, Ltd........................  4,007,061     366,918
  #Bosideng International Holdings, Ltd....................  6,792,000   2,165,043
  *Brilliance China Automotive Holdings, Ltd............... 11,292,000  11,072,619
   BYD Electronic International Co., Ltd...................  1,797,890     967,169
   C C Land Holdings, Ltd..................................  4,807,000   1,855,114
  #*C.P. Pokphand Co., Ltd.................................  7,004,594     940,061
   Central China Real Estate, Ltd..........................  1,000,000     277,187
  #Centron Telecom International Holdings, Ltd.............    620,100     147,890
  #Chaoda Modern Agriculture Holdings, Ltd.................  6,771,138   4,244,927
   China Aerospace International Holdings, Ltd.............  8,318,500   1,009,374
   China Agri-Industries Holdings, Ltd.....................      4,000       4,603
   China Aoyuan Property Group, Ltd........................  2,026,000     345,323
   China Automation Group, Ltd.............................    905,000     793,573
  #China BlueChemical, Ltd.................................  2,394,000   1,950,836
  *China Chengtong Development Group, Ltd..................  2,136,000     137,676
  *China Dongxiang Group Co., Ltd..........................  5,198,638   1,826,291
  *China Energine International Holdings, Ltd..............  2,488,000     195,773
  *China Environmental Resources Group, Ltd................    112,000       2,936
   China Everbright International, Ltd.....................  5,281,800   2,380,732
  #China Foods, Ltd........................................  1,788,000   1,249,696
  #China Gas Holdings, Ltd.................................  5,115,500   1,982,823
  *China Glass Holdings, Ltd...............................    516,000     298,986
  *China Grand Forestry Green Resources Group, Ltd......... 13,759,759     422,840
  #China Green Holdings, Ltd...............................  1,083,000     921,010
  #China Haidian Holdings, Ltd.............................  1,604,000     208,837
  #*China High Precision Automation Group, Ltd.............    205,000     166,717
  #China High Speed Transmission Equipment Group Co., Ltd..  1,762,422   2,357,025
  #China Huiyuan Juice Group, Ltd..........................    959,000     631,250
  #*China Lilang, Ltd......................................    749,000   1,068,661
  #China Lumena New Materials Corp.........................  1,270,000     661,089
  #*China Medical System Holdings, Ltd.....................    597,600     635,948
  #*China Metal Recycling Holdings, Ltd....................    897,486   1,247,363
  *China Mining Resources Group, Ltd....................... 20,164,900     387,222
  #China Molybdenum Co., Ltd...............................    874,000     783,611
   China National Materials Co., Ltd.......................  2,105,000   2,089,154
   China Nickel Resources Holding Co., Ltd.................    986,000     157,813
  #*China Oil & Gas Group, Ltd.............................  7,080,000     766,239
  *China Oriental Group Co., Ltd...........................     10,000       3,892
   China Pharmaceutical Group, Ltd.........................  1,719,877   1,023,186
  #China Power International Development, Ltd..............  5,805,200   1,339,439
  #*China Power New Energy Development Co., Ltd............  6,140,000     483,597
  #*China Precious Metal Resources Holdings Co., Ltd.......  5,078,318   1,079,477
  *China Properties Group, Ltd.............................  1,122,000     354,904
  *China Qinfa Group, Ltd..................................    910,000     539,974
  #*China Rare Earth Holdings, Ltd.........................  1,420,000     612,999
   China Resources Gas Group, Ltd..........................  1,310,000   1,909,645
  *China Resources Microelectronics, Ltd...................  5,741,250     285,483
  *China Seven Star Shopping, Ltd..........................  5,840,000      58,740
  *China Shanshui Cement Group, Ltd........................  2,675,000   2,993,018
  #China Shineway Pharmaceutical Group, Ltd................    743,200   1,802,501
  *China Singyes Solar Technologies Holdings, Ltd..........    502,000     479,490
   China Starch Holdings, Ltd..............................  4,855,000     350,892
  #China State Construction International Holdings, Ltd....  4,296,960   4,206,053
  #*China Sunshine Paper Holdings Co., Ltd.................    918,078     278,456
  #*China Travel International Investment Hong Kong, Ltd... 13,617,900   2,794,850
  #*China Water Affairs Group, Ltd.........................  1,746,000     662,370
   China Wireless Technologies, Ltd........................  2,306,832     894,880
  *China Zenith Chemical Group, Ltd........................  2,050,000      41,215
  #*China Zhongwang Holdings, Ltd..........................  2,874,800   1,494,861
  *Chinasoft International, Ltd............................  1,550,000     381,842

                                     1296

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CONTINUED

                                                                   Shares    Value++
                                                                   ------    -----

CHINA -- (Continued)..........................................
  *Chinese People Holdings Co., Ltd...........................    168,000 $    4,972
  #*Chongqing Iron & Steel Co., Ltd...........................  1,681,400    442,551
   Chongqing Machinery & Electric Co., Ltd....................  1,518,000    542,997
  *Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..    121,000     63,144
  *CIMC Enric Holdings, Ltd...................................    256,000     99,297
  #*Citic 21CN Co., Ltd.......................................  4,363,200    580,681
  *CITIC Resources Holdings, Ltd..............................  8,560,600  2,122,317
  *Clear Media, Ltd...........................................     77,000     47,066
  *CNNC International, Ltd....................................    360,042    202,693
  *Coastal Greenland, Ltd.....................................  2,106,000    123,618
  #Comba Telecom Systems Holdings, Ltd........................  1,390,979  1,741,879
  #*Comtec Solar Systems Group, Ltd...........................    804,000    482,664
   COSCO International Holdings, Ltd..........................  3,287,000  2,120,643
   Coslight Technology International Group, Ltd...............    170,000     84,172
  *CPMC Holdings, Ltd.........................................     53,000     32,475
   Dachan Food Asia, Ltd......................................    426,955    100,703
  #Dalian Port (PDA) Co., Ltd.................................  2,608,000  1,024,063
   Daphne International Holdings, Ltd.........................  1,878,000  1,503,658
   Dawnrays Pharmaceutical Holdings, Ltd......................    906,943    337,581
   Digital China Holdings, Ltd................................  1,269,800  2,474,383
   Dongyue Group Co., Ltd.....................................  2,712,000  2,866,898
   Dynasty Fine Wines Group, Ltd..............................  1,134,000    392,934
   Embry Holdings, Ltd........................................    228,000    152,099
  *Enerchina Holdings, Ltd.................................... 10,646,167    184,330
  #ENN Energy Holdings, Ltd...................................  2,178,000  7,441,116
  #*Extrawell Pharmaceutical Holdings, Ltd....................  3,017,921    257,022
  *Fantasia Holdings Group Co., Ltd...........................    231,000     38,728
   First Tractor Co., Ltd.....................................  1,093,176  1,518,237
  #Franshion Properties China, Ltd............................  7,010,300  2,187,636
  #Fufeng Group, Ltd..........................................  1,355,000    996,403
  #Geely Automobile Holdings, Ltd.............................  8,240,000  3,315,301
  #*Global Bio-Chem Technology Group Co., Ltd.................  4,968,800  1,219,570
  #*Global Sweeteners Holdings, Ltd...........................    964,951    238,694
  *Glorious Property Holdings, Ltd............................  4,644,501  1,331,104
   Goldbond Group Holdings, Ltd...............................  1,150,000     65,223
  #*Golden Meditech Holdings, Ltd.............................  2,376,000    419,921
   Goldlion Holdings, Ltd.....................................    438,962    189,752
  #Good Friend International Holdings, Inc....................    266,667    292,144
  #Great Wall Motor Co., Ltd..................................  1,746,249  3,156,076
   Great Wall Technology Co., Ltd.............................    868,950    432,839
   Greentown China Holdings, Ltd..............................  1,435,648  1,435,357
   Guangdong Investment, Ltd..................................  5,402,000  2,803,081
  #*Guangshen Railway Co., Ltd................................    244,000     96,591
  #Guangshen Railway Co., Ltd. Sponsored ADR..................     26,271    522,005
   Guangzhou Automobile Group Co., Ltd........................     13,078     14,712
  #*Guangzhou Investment Co., Ltd............................. 12,269,432  2,582,421
  #Guangzhou Pharmaceutical Co., Ltd..........................    648,000    734,399
   Guangzhou Shipyard International Co., Ltd..................    280,000    520,872
  #GZI Transportation, Ltd....................................  2,038,018  1,129,968
  *Haier Electronics Group Co., Ltd...........................  1,584,000  1,971,236
   Hainan Meilan International Airport Co., Ltd...............    175,000    202,461
  #Haitian International Holdings, Ltd........................  1,012,000  1,500,542
   Harbin Power Equipment Co., Ltd............................  1,511,413  1,463,663
   Henderson Investment, Ltd..................................    130,000     12,748
   Heng Tai Consumables Group, Ltd............................  5,526,250    691,878
  #Hengdeli Holdings, Ltd.....................................  4,398,000  2,646,995
  #*Hi Sun Technology (China), Ltd............................  3,513,000  1,111,900
  #Hidili Industry International Development, Ltd.............  1,882,000  1,901,337
  *Hisense Kelon Electrical Holdings Co., Ltd.................    720,000    418,046
  #*HKC Holdings, Ltd......................................... 14,610,447    745,300
  *Hong Kong Energy Holdings, Ltd.............................    172,095     14,692

                                     1297

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CONTINUED

                                                             Shares    Value++
                                                             ------    -----

 CHINA -- (Continued)...................................
   *Hong Kong Resources Holdings Co., Ltd...............  3,873,450 $  389,766
   #*Honghua Group, Ltd.................................  2,443,000    318,097
   #Hopewell Highway Infrastructure, Ltd................    679,500    440,881
   #*Hopson Development Holdings, Ltd...................  3,476,000  3,466,519
   #Hua Han Bio-Pharmaceutical Holdings, Ltd............  1,632,800    508,425
    Huabao International Holdings, Ltd..................    692,014  1,033,063
   #*Hunan Non-Ferrous Metal Corp., Ltd.................  8,774,000  3,792,890
   #*Huscoke Resources Holdings, Ltd....................  7,224,000    363,118
   *Inspur International, Ltd...........................  5,490,000    397,180
   *Interchina Holdings Co., Ltd........................  4,620,000    886,366
   *International Mining Machinery Holdings, Ltd........  1,002,500  1,037,176
    Intime Department Store Group Co., Ltd..............  1,361,000  2,116,488
   *Jingwei Textile Machinery Co., Ltd..................    500,000    499,428
    Ju Teng International Holdings, Ltd.................  1,591,856    527,600
   *Kai Yuan Holdings, Ltd..............................  7,500,000    304,648
   #*Kaisa Group Holdings, Ltd..........................  2,422,000    993,895
   *Kasen International Holdings, Ltd...................    222,000     42,062
   #Kingboard Laminates Holdings, Ltd...................  1,758,500  1,558,895
   #Kingdee International Software Group Co., Ltd.......  2,805,200  1,800,817
   #Kingsoft Corp., Ltd.................................  1,167,000    761,889
   *Kingway Brewery Holdings, Ltd.......................  4,396,800  1,231,811
    KWG Property Holding, Ltd...........................  3,000,450  2,183,773
    Lai Fung Holdings, Ltd..............................  6,301,720    275,982
   #Le Saunda Holdings, Ltd.............................    860,000    430,418
   #Lee & Man Paper Manufacturing, Ltd..................  2,971,800  2,140,037
   #Li Ning Co., Ltd....................................  1,393,835  2,384,915
    Lianhua Supermarket Holdings Co., Ltd...............    352,000  1,434,352
   #*Lijun International Pharmaceutical Holding, Ltd....  2,413,826    600,512
   #Lingbao Gold Co., Ltd...............................  1,384,000  1,139,747
   #Little Sheep Group, Ltd.............................    802,000    520,467
   *LK Technology Holdings, Ltd.........................    427,500    154,215
   #Lonking Holdings, Ltd...............................  6,648,000  4,905,480
   *Loudong General Nice Resources China Holdings, Ltd..  2,458,117    354,974
   #Maoye International Holdings, Ltd...................  1,828,000    928,176
   *Media China Corp, Ltd...............................  2,600,000      8,044
    MIN XIN Holdings, Ltd...............................    266,000    155,033
   #*Mingfa Group International Co., Ltd................  1,851,000    617,583
   #Mingyuan Medicare Development Co., Ltd..............  4,580,000    407,859
   *Minmetals Land, Ltd.................................  3,122,000    564,491
   #*Minmetals Resources, Ltd...........................  4,398,000  2,901,503
    Minth Group, Ltd....................................    979,000  1,514,408
   #*Nam Fong International Holdings, Ltd...............    844,758    190,187
   *Nan Hai Corp, Ltd................................... 19,200,000    116,339
   *Nanjing Panda Electronics Co., Ltd..................    434,000    128,247
    NetDragon Websoft, Inc..............................    295,044    190,030
    New World China Land, Ltd...........................  3,639,367  1,305,080
   *New World Department Store China, Ltd...............  1,004,462    877,644
   *Northeast Electric Development Co., Ltd.............    400,000     83,507
   #*Oriental Ginza Holdings, Ltd.......................    149,000     16,850
   *Overseas Chinese Town Asia Holdings, Ltd............    388,183    220,621
    Pacific Online, Ltd.................................    244,150    146,102
   *PCD Stores Group, Ltd...............................  3,964,000  1,065,364
   #*Peak Sport Products Co., Ltd.......................  1,708,000  1,304,669
   *PetroAsian Energy Holdings, Ltd.....................  5,532,000    288,689
   #*Phoenix Satellite Television Holdings, Ltd.........  1,728,000    935,130
   #Ports Design, Ltd...................................    714,500  1,980,663
   #*Pou Sheng International Holdings, Ltd..............  1,904,806    294,605
   *Powerlong Real Estate Holdings, Ltd.................    245,000     76,477
    Prosperity International Holdings HK, Ltd...........  1,800,000    107,940
    Qin Jia Yuan Media Services Co., Ltd................    652,000    118,616
    Qingling Motors Co., Ltd. Series H..................  2,146,000    762,297

                                     1298

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CONTINUED

                                                                 Shares    Value++
                                                                 ------    -----

CHINA -- (Continued)........................................
  *Qunxing Paper Holdings Co., Ltd..........................    669,913 $  187,183
  #*Real Gold Mining, Ltd...................................    181,500    257,987
   Regent Manner International, Ltd.........................  1,712,000    617,440
  #*Renhe Commercial Holdings Co., Ltd......................  8,706,000  1,505,018
   REXLot Holdings, Ltd..................................... 13,975,000  1,422,463
  #*Richly Field China Development, Ltd.....................  5,800,000    144,004
   Road King Infrastructure, Ltd............................    157,000    141,291
  #*Ruinian International, Ltd..............................    360,000    247,775
   Samson Holding, Ltd......................................  1,546,000    347,072
  #*Sany Heavy Equipment International Holdings Co., Ltd....    284,000    502,144
  #*Semiconductor Manufacturing International Corp.......... 93,483,000  8,383,100
  #Shandong Chenming Paper Holdings, Ltd. Series H..........    622,000    528,730
  *Shandong Molong Petroleum Machinery Co., Ltd.............    363,468    424,180
  *Shandong Xinhua Pharmaceutical Co., Ltd..................    250,000     95,261
   Shanghai Forte Land Co., Ltd.............................  1,604,000    720,423
  #*Shanghai Industrial Urban Development Group, Ltd........  1,642,025    587,052
  #Shanghai Jin Jiang International Hotels Group Co., Ltd...  2,276,000    478,461
   Shanghai Prime Machinery Co., Ltd........................  4,280,000    938,379
   Shanghai Zendai Property, Ltd............................  7,225,000    260,704
  *Shengli Oil & Gas Pipe Holdings, Ltd.....................    201,000     40,112
  *Shenguan Holdings Group, Ltd.............................    970,000  1,287,580
   Shenji Group Kunming Machine Tool Co., Ltd...............    224,250    136,588
   Shenzhen Expressway Co., Ltd.............................  1,724,400  1,156,410
   Shenzhen International Holdings, Ltd..................... 42,344,300  3,879,864
   Shenzhen Investment, Ltd................................. 10,080,000  3,159,494
   Shenzhou International Group, Ltd........................    730,000    847,191
   Shougang Concord Century Holdings, Ltd...................  1,659,153    167,185
  #*Shougang Concord International Enterprises Co., Ltd..... 11,314,100  1,505,496
  #Shui On Land, Ltd........................................  5,852,409  2,586,565
   Sichuan Expressway Co., Ltd..............................  1,698,000  1,029,281
  #Silver Base Group Holdings, Ltd..........................    675,000    559,723
   Silver Grant International Industries, Ltd...............  2,836,000  1,080,903
  #SIM Technology Group, Ltd................................  1,340,000    256,391
  #Sino Biopharmaceutical, Ltd..............................  4,424,000  1,614,931
  #*Sino Oil & Gas Holdings, Ltd............................  9,787,766    519,119
  *Sino Prosper State Gold Resources Holdings, Ltd..........  9,531,615    529,677
  *Sino Union Energy Investment Group, Ltd..................  4,620,000    393,522
   SinoCom Software Group, Ltd..............................  1,550,200    174,122
  *Sinofert Holdings, Ltd...................................  4,681,327  1,942,157
  *Sino-i Technology, Ltd...................................  1,970,000     13,233
   Sinolink Worldwide Holdings, Ltd......................... 10,218,800  1,079,886
   SinoMedia Holding, Ltd...................................    456,000    176,689
  #Sino-Ocean Land Holdings, Ltd............................  4,255,054  2,420,043
   Sinopec Kantons Holdings, Ltd............................    888,000    470,171
   Sinotrans Shipping, Ltd..................................  2,367,586    739,355
  #Sinotrans, Ltd...........................................  4,798,000  1,173,058
  #Sinotruk Hong Kong, Ltd..................................  1,635,000  1,358,551
  #Skyworth Digital Holdings, Ltd...........................  6,672,815  4,296,935
  #*Solargiga Energy Holdings, Ltd..........................    934,000    309,574
  #Sparkle Roll Group, Ltd..................................  2,472,000    465,779
   SPG Land Holdings, Ltd...................................    593,425    266,599
   SRE Group, Ltd........................................... 11,833,053  1,069,343
  #Sunny Optical Technology Group Co., Ltd..................    507,000    158,498
   Tak Sing Alliance Holdings, Ltd..........................    955,257    118,167
   TCC International Holdings, Ltd..........................  1,201,098    726,760
   TCL Communication Technology Holdings, Ltd...............  1,938,198  1,893,776
   TCL Multimedia Technology Holdings, Ltd..................  2,068,510    839,351
  *Texhong Textile Group, Ltd...............................    816,000    784,322
   Tian An China Investments Co., Ltd.......................  1,111,000    742,655
   Tiangong International Co., Ltd..........................    242,000    219,464
  #Tianjin Capital Environmental Protection Group Co., Ltd..  1,542,000    512,205

                                     1299

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CONTINUED

                                                         Shares      Value++
                                                         ------      -----

    CHINA -- (Continued)............................
      #*Tianjin Development Hldgs, Ltd..............  1,515,800 $  1,138,970
      #Tianjin Port Development Holdings, Ltd.......  3,160,800      733,921
      *Tianneng Power International, Ltd............    982,048      518,771
      *Tianyi Fruit Holdings, Ltd...................    320,000      107,305
      #Tomson Group, Ltd............................  1,060,443      402,996
      #Towngas China Co., Ltd.......................  2,893,000    1,532,721
       TPV Technology, Ltd..........................  1,023,964      589,166
       Travelsky Technology, Ltd....................  1,590,727    1,619,399
      *Truly International Holdings, Ltd............  3,503,573      692,406
      #*Uni-President China Holdings, Ltd...........  2,355,000    1,353,929
      *United Energy Group, Ltd.....................  6,536,450      993,929
      *United Gene High-Tech Group, Ltd............. 10,480,000      310,794
      #Vinda International Holdings, Ltd............    772,000      819,390
      *Vitar International Holdings, Ltd............  2,140,000      453,264
      #VODone, Ltd..................................  4,490,000    1,356,900
      #*Wasion Group Holdings, Ltd..................  1,084,000      568,538
       Weiqiao Textile Co., Ltd.....................  2,212,000    2,012,913
       Welling Holding, Ltd.........................  9,214,000      457,744
      *West China Cement, Ltd.......................  1,510,000      622,096
      *Wumart Stores, Inc...........................    441,000    1,012,881
       Wuyi International Pharmaceutical Co., Ltd...    540,000       50,076
       Xiamen International Port Co., Ltd...........  5,166,000    1,099,120
      #Xingda International Holdings, Ltd...........  2,258,000    2,596,785
      #Xinhua Winshare Publishing & Media Co., Ltd..    668,103      367,186
      #Xinjiang Xinxin Mining Industry Co., Ltd.....  1,003,598      608,951
      #Xiwang Sugar Holdings Co., Ltd...............  1,803,178      533,169
      #XTEP International Holdings, Ltd.............  1,068,000      737,981
      #*Yingde Gases Group Co., Ltd.................    555,500      508,273
       Yip's Chemical Holdings, Ltd.................    720,000      862,607
       Yorkey Optical International Cayman, Ltd.....     95,774       15,610
       Zhejiang Expressway Co., Ltd.................  1,064,000      881,085
      #*Zhejiang Glass Co., Ltd.....................    445,000      142,102
      *Zhong An Real Estate, Ltd....................    890,400      188,197
      #*Zhongsheng Group Holdings, Ltd..............    589,500    1,114,323
      #Zhuzhou CSR Times Electric Co., Ltd..........    602,000    2,387,635
                                                                ------------
    TOTAL CHINA.....................................             298,112,102
                                                                ------------

    HUNGARY -- (0.1%)...............................
      *Danubius Hotel & Spa NYRT....................     45,091      981,432
       Egis Gyogyszergyar NYRT......................      4,134      453,590
      #*FHB Mortgage Bank NYRT......................     75,102      436,105
      *Fotex Holding SE Co., Ltd....................    119,895      266,528
      #*PannErgy P.L.C..............................    127,046      625,810
      #*RABA Automotive Holding NYRT................    233,233    1,046,046
       Zwack Unicum NYRT............................        876       66,609
                                                                ------------
    TOTAL HUNGARY...................................               3,876,120
                                                                ------------

    INDIA -- (10.0%)................................
       3i Infotech, Ltd.............................     52,641       58,976
      *3M India, Ltd................................      4,978      464,226
       Aban Offshore, Ltd...........................     26,077      374,106
       ABG Shipyard, Ltd............................     25,681      218,148
      *Abhishek Industries, Ltd.....................     72,829       25,608
      *Adhunik Metaliks, Ltd........................     59,021      120,493
       Aditya Birla Nuvo, Ltd.......................     61,238    1,203,600
       Ador Welding, Ltd............................        821        3,304
      *Advanta India, Ltd...........................      2,743       16,204
       Aegis Logistics, Ltd.........................     21,832      131,836
      *Agre Developers, Ltd.........................        140          184
       Agro Tech Foods, Ltd.........................     39,674      322,414
       AIA Engineering, Ltd.........................     44,021      363,693

                                     1300

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CONTINUED

                                                       Shares    Value++
                                                       ------    -----

       INDIA -- (Continued)........................
          Ajmera Realty & Infra India, Ltd.........    33,510 $  130,409
          Akzo Nobel India, Ltd....................    50,985    961,389
         *Alembic Pharmaceuticals, Ltd.............   265,727    183,602
          Alembic, Ltd.............................   265,727    136,557
         *Allahabad Bank, Ltd......................   232,957  1,081,345
         *Allcargo Global Logistics, Ltd...........     3,483     13,655
          Alok Industries, Ltd.....................   997,814    602,239
          Alstom Projects India, Ltd...............    49,538    691,388
          Amara Raja Batteries, Ltd................    36,531    158,782
          Amtek Auto, Ltd..........................   270,417    983,461
          Anant Raj Industries, Ltd................   256,883    513,057
          Andhra Bank, Ltd.........................   258,747    814,402
          Ansal Properties & Infrastructure, Ltd...   196,315    199,580
         *Apar Industries, Ltd.....................     1,124      5,688
          Apollo Hospitals Enterprise, Ltd.........   249,642  2,667,860
          Apollo Tyres, Ltd........................   663,125  1,042,165
          Aptech, Ltd..............................    69,254    166,886
         *Areva T&D India, Ltd.....................    79,364    501,278
         *Arvind Mills, Ltd........................   279,573    465,832
         *Asahi India Glass, Ltd...................   220,013    517,421
         *Ashapura Minechem, Ltd...................     3,185      2,272
          Ashok Leyland, Ltd....................... 1,024,998  1,232,485
          Asian Hotels East, Ltd...................    13,104     90,315
          Asian Hotels West, Ltd...................     6,100     26,998
          Asian Hotels, Ltd........................       753      3,815
          Aurobindo Pharma, Ltd....................   541,470  2,385,849
          Automotive Axles, Ltd....................    19,185    185,911
          Aventis Pharma, Ltd......................    23,466  1,056,714
         *Bajaj Electricals, Ltd...................    61,976    376,761
          Bajaj Finance, Ltd.......................    54,772    868,714
          Bajaj Finserv, Ltd.......................   106,885  1,278,762
          Bajaj Hindusthan, Ltd....................   187,606    318,970
          Bajaj Holdings & Investment, Ltd.........    86,830  1,541,862
          Balaji Telefilms, Ltd....................    32,776     28,979
          Balkrishna Industries, Ltd...............    18,360     60,409
          Ballarpur Industries, Ltd................   910,052    710,272
          Balmer Lawrie & Co., Ltd.................    23,290    312,890
         *Balrampur Chini Mills, Ltd...............   745,160  1,254,671
          Bank of Maharashtra, Ltd.................   437,791    597,634
          Bannari Amman Sugars, Ltd................    15,919    208,371
         *BASF India, Ltd..........................    11,714    164,451
          Bata India, Ltd..........................    86,199    835,037
          BEML, Ltd................................    21,267    334,234
          Bengal & Assam Co., Ltd..................     3,943     20,947
          Berger Paints India, Ltd.................   531,407  1,122,681
          BGR Energy Systems, Ltd..................    56,630    705,696
          Bharat Electronics, Ltd..................       364     15,115
          Bharat Forge, Ltd........................   270,896  2,132,378
          Bharati Shipyard, Ltd....................    44,652    164,707
         *Bhushan Steel, Ltd.......................   391,545  4,418,390
          Biocon, Ltd..............................    56,399    470,957
          Birla Corp., Ltd.........................   104,359    829,043
          Bl Kashyap & Sons, Ltd...................     9,220      4,932
         *Blue Dart Express, Ltd...................    16,011    529,840
          Blue Star, Ltd...........................   119,701    996,486
          Bombay Burmah Trading Co.................    10,000    100,466
          Bombay Dyeing & Manufacturing Co., Ltd...    56,142    499,577
          Bombay Rayon Fashions, Ltd...............   105,219    691,004
          Brigade Enterprises, Ltd.................    21,984     46,207
          Britannia Industries, Ltd................   151,875  1,270,341
          Cadila Healthcare, Ltd...................   108,206  2,115,965

                                     1301

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

    INDIA -- (Continued)................................
       Carborundum Universal, Ltd....................... 152,175 $  844,334
      *Central Bank of India............................ 533,716  1,627,727
       Centum Electronics, Ltd..........................   6,822     17,515
       Century Enka, Ltd................................   7,619     37,034
       Century Plyboards India, Ltd..................... 137,796    231,999
       Century Textiles & Industries, Ltd...............  52,574    428,475
       CESC, Ltd........................................ 164,998  1,151,839
       Chambal Fertilizers & Chemicals, Ltd............. 539,201  1,043,727
      *Chemplast Sanmar, Ltd............................  79,745     13,515
       Chennai Petroleum Corp., Ltd..................... 155,542    786,081
       Cholamandalam Investment & Finance Co., Ltd......  71,956    264,251
       City Union Bank, Ltd............................. 630,312    624,323
       Clariant Chemicals (India), Ltd..................  25,417    417,593
       CMC, Ltd.........................................  27,821  1,283,963
       Core Projects & Technologies, Ltd................  79,632    548,000
       Coromandel International, Ltd.................... 436,106  3,257,225
      *Corp. Bank.......................................  58,702    776,664
       Crisil, Ltd......................................  10,145  1,507,015
      *Dalmia Bharat Enterprises, Ltd...................  60,289    241,347
       Dalmia Cement (Bharat), Ltd......................  60,289     34,740
       DCM Shriram Consolidated, Ltd.................... 258,455    259,020
      *Deccan Chronicle Holdings, Ltd...................  81,874    148,451
       Deepak Fertilizers & Petrochemicals Corp., Ltd... 143,664    552,616
      *Development Credit Bank, Ltd..................... 194,400    261,070
       Dewan Housing Finance Corp., Ltd................. 105,016    590,907
       Dhanalakshmi Bank, Ltd........................... 104,914    297,995
      *Dish TV (India), Ltd............................. 764,403  1,179,166
       Dishman Pharmaceuticals & Chemicals, Ltd......... 109,719    240,014
       Divi's Laboratories, Ltd.........................  48,396    773,760
       Dredging Corp. of India, Ltd.....................   1,727     13,937
       E.I.D. - Parry (India), Ltd...................... 285,956  1,522,914
       eClerx Services, Ltd.............................  15,156    239,435
       Edelweiss Capital, Ltd........................... 378,857    317,278
      *Educomp Solutions, Ltd........................... 130,396  1,409,296
       Eicher Motors, Ltd...............................  44,035  1,239,833
       EIH, Ltd......................................... 364,206    708,486
       Elder Pharmaceuticals, Ltd.......................  41,972    355,444
       Electrosteel Casings, Ltd........................ 384,060    274,342
       Elgi Equipments, Ltd............................. 224,474    441,388
      *Entertainment Network India, Ltd.................   2,406     13,198
      *Era Infra Engineering, Ltd....................... 152,122    649,270
       Esab India, Ltd..................................  26,438    302,263
       Escorts, Ltd..................................... 105,268    326,814
      *Ess Dee Aluminium, Ltd...........................  10,956    115,032
      *Essar Shipping Ports & Logistics, Ltd............ 316,424    709,884
       Essel Propack, Ltd............................... 229,455    250,101
       Eveready Industries (India), Ltd................. 108,836    120,654
       Everest Kanto Cylinder, Ltd......................  35,000     66,527
      *Everonn Education, Ltd...........................  15,592    226,834
       FAG Bearings (India), Ltd........................  26,817    697,655
       FDC, Ltd......................................... 245,896    584,031
       Federal Bank, Ltd................................ 331,960  3,165,923
      *Federal-Mogul Goetze (India), Ltd................  60,504    331,792
       Financial Technologies (India), Ltd..............  56,727  1,108,472
       Finolex Cables, Ltd.............................. 253,437    302,322
       Finolex Industries, Ltd.......................... 229,394    534,687
      *Fortis Healthcare India, Ltd..................... 206,429    724,904
      *Fresenius Kabi Oncology, Ltd.....................  11,883     30,646
      *Future Capital Holdings, Ltd.....................  22,687     76,855
       Gammon India, Ltd................................ 141,799    368,674
      *Gammon Infrastructure Projects, Ltd..............  50,558     21,503

                                     1302

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

     INDIA -- (Continued).............................
       *Ganesh Housing Corp., Ltd.....................     4,928 $   15,743
        Gateway Distriparks, Ltd......................    75,331    207,805
        Geodesic, Ltd.................................   164,605    308,027
       *Geojit BNP Paribas Financial Services, Ltd....   103,199     58,022
        GHCL, Ltd.....................................   159,986    152,011
       *GIC Housing Finance, Ltd......................    25,592     67,631
        Gillette India, Ltd...........................     9,020    374,632
        Gitanjali Gems, Ltd...........................    74,834    451,963
        GlaxoSmithKline Consumer Healthcare, Ltd......    56,286  3,094,744
        Glenmark Pharmaceuticals, Ltd.................   157,157  1,063,005
        Godfrey Phillips India, Ltd...................     2,778    128,900
        Godrej Consumer Products, Ltd.................   277,578  2,367,816
        Godrej Industries, Ltd........................   263,939  1,132,558
       *Gokul Refoils & Solvent, Ltd..................    34,274     74,145
        Graphite India, Ltd...........................   221,802    474,600
        Great Eastern Shipping Co., Ltd...............   139,182    897,440
        Great Offshore, Ltd...........................    42,090    262,232
        Greaves Cotton, Ltd...........................   461,835    982,302
        Grindwell Norton, Ltd.........................    18,171     94,658
        Gruh Finance, Ltd.............................    21,586    205,163
       *GTL Infrastructure, Ltd.......................   516,486    421,729
        GTL, Ltd......................................   172,195  1,624,440
        Gujarat Alkalies & Chemicals, Ltd.............   135,835    427,124
        Gujarat Ambuja Exports, Ltd...................   180,510    138,749
        Gujarat Fluorochemicals, Ltd..................   145,154  1,215,510
        Gujarat Gas Co., Ltd..........................   171,320  1,416,148
       *Gujarat Industries Power Co., Ltd.............    44,878     87,734
        Gujarat Mineral Development Corp., Ltd........   174,172    551,178
        Gujarat Narmada Valley Fertilizers Co., Ltd...   190,388    465,028
       *Gujarat NRE Coke, Ltd.........................   436,274    497,920
        Gujarat State Fertilizers & Chemicals, Ltd....    97,061    817,085
        Gujarat State Petronet, Ltd...................   353,000    786,329
        Gulf Oil Corp., Ltd...........................    25,870     49,909
       *GVK Power & Infrastructure, Ltd............... 1,583,009    866,371
        H.E.G., Ltd...................................    58,975    298,119
       *Havells India, Ltd............................    42,509    381,902
        HCL Infosystems, Ltd..........................   280,963    704,082
       *HeidelbergCement India, Ltd...................   274,729    311,586
        Hexaware Technologies, Ltd....................   333,490    521,800
        Hikal, Ltd....................................    17,498    122,763
       *Himachal Futuristic Communications, Ltd....... 1,190,348    529,088
        Hinduja Global Solutions, Ltd.................    36,075    309,601
        Hinduja Ventures, Ltd.........................    36,075    224,058
        Hindustan Construction Co., Ltd............... 1,024,402    820,254
       *Hindustan Dorr Oliver, Ltd....................    32,328     59,950
        Hindustan Oil Exploration Co., Ltd............    82,488    393,016
       *Hitachi Home & Life Solutions India, Ltd......     3,997     19,899
        Honeywell Automation India, Ltd...............     6,781    381,924
        Hotel Leelaventure, Ltd.......................   513,732    482,730
       *Housing Development & Infrastructure, Ltd.....   272,063    993,174
       *HSIL, Ltd.....................................    69,904    246,442
        HT Media, Ltd.................................    67,258    223,334
       *IBN18 Broadcast , Ltd.........................    98,351    210,073
        ICSA (India), Ltd.............................    58,175    152,557
        IDBI Bank, Ltd................................    72,691    236,304
        IFCI, Ltd..................................... 1,141,882  1,343,528
       *IL&FS Engineering and Construction Co., Ltd...    19,818     84,074
        India Cements, Ltd............................   426,569    959,766
        India Infoline, Ltd...........................   298,061    487,365
        Indiabulls Financial Services, Ltd............   394,273  1,587,669
       *Indiabulls Real Estate, Ltd...................   819,489  2,319,445

                                     1303

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

         INDIA -- (Continued).......................
           *Indiabulls Wholesale Services, Ltd...... 102,436 $   24,094
           *Indian Bank............................. 217,074  1,185,612
            Indian Hotels Co., Ltd.................. 844,799  1,580,506
           *Indian Overseas Bank.................... 281,046    970,796
            Indo Rama Synthetics (India), Ltd....... 136,867    206,195
            Indoco Remedies, Ltd....................  12,300    122,992
           *Indraprastha Gas, Ltd...................  65,891    480,612
           *IndusInd Bank, Ltd...................... 160,525    945,778
            INEOS ABS India, Ltd....................  23,441    275,120
            Info Edge (India), Ltd..................  27,161    434,709
           *Infomedia 18, Ltd.......................   6,118      2,932
            Infotech Enterprises, Ltd............... 174,836    638,071
            ING Vysya Bank, Ltd.....................  21,126    165,486
            Ingersoll-Rand India, Ltd...............   6,339     71,950
            Ipca Laboratories, Ltd.................. 163,730  1,126,441
            IRB Infrastructure Developers, Ltd...... 235,476    938,263
            ISMT, Ltd...............................   4,608      5,459
           *Ispat Industries, Ltd................... 798,659    409,468
           *IVRCL Assets & Holdings, Ltd............  42,772     60,290
            IVRCL Infrastructures & Projects, Ltd... 493,562    885,839
            J.B. Chemicals & Pharmaceuticals, Ltd... 136,681    493,561
            Jagran Prakashan, Ltd................... 214,855    607,224
           *Jai Balaji Industries, Ltd..............  21,183     94,093
            Jain Irrigation Systems, Ltd............ 556,840  2,305,996
           *Jaiprakash Power Ventures, Ltd.......... 236,636    257,762
            Jammu & Kashmir Bank, Ltd...............  74,481  1,363,941
            JBF Industries, Ltd.....................  99,101    404,420
           *Jet Airways (India), Ltd................  45,144    488,962
           *Jindal Drilling & Industries, Ltd.......  17,288    184,436
            Jindal Poly Films, Ltd..................  58,808    565,556
            Jindal Saw, Ltd......................... 367,590  1,668,551
           *Jindal South West Holdings, Ltd.........   6,718    173,264
            JK Cement, Ltd..........................     900      2,591
            JK Lakshmi Cement, Ltd..................  17,485     20,263
            JK Tyre & Industries, Ltd...............  16,997     36,641
            JM Financial, Ltd....................... 491,980    318,765
           *JSL Stainless, Ltd...................... 207,228    422,168
           *Jubilant Industries, Ltd................   4,575     24,657
            Jubilant Organosys, Ltd................. 104,136    423,390
           *Jyothy Laboratories, Ltd................  41,393    194,292
           *Jyoti Structures, Ltd................... 116,466    225,220
            K.S.B. Pumps, Ltd.......................  31,790    194,236
            Kalpataru Power Transmission, Ltd.......  67,885    196,521
           *Kansai Nerolac Paints, Ltd..............     198      3,804
            Karnataka Bank, Ltd..................... 277,466    711,980
            Karur Vysya Bank, Ltd................... 159,651  1,476,586
            Karuturi Global, Ltd.................... 728,495    218,674
           *KEC International, Ltd.................. 251,290    486,258
            Kesoram Industries, Ltd.................  83,108    367,960
           *Kewal Kiran Clothing, Ltd...............   1,501     19,239
           *Kingfisher Airlines, Ltd................ 151,449    149,762
           *Kiri Industries, Ltd....................   8,514     46,022
           *Kirloskar Brothers Investment, Ltd......      54        672
            Kirloskar Brothers, Ltd.................     817      3,444
           *Kirloskar Industries, Ltd...............   8,177     62,879
           *Kirloskar Oil Engines, Ltd.............. 267,264    903,674
            Koutons Retail India, Ltd...............   5,477      4,391
            KPIT Cummins Infosystems, Ltd........... 107,009    394,300
           *KRBL, Ltd............................... 183,704    129,515
            KS Oils, Ltd............................ 369,845    278,082
           *KSK Energy Ventures, Ltd................  99,844    256,830

                                     1304

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

      INDIA -- (Continued).............................
         Lakshmi Energy & Foods, Ltd...................  11,641 $   12,532
         Lakshmi Machine Works, Ltd....................   7,457    412,606
         Lakshmi Vilas Bank, Ltd.......................  49,781    122,858
        *Lanco Infratech, Ltd..........................   1,940      1,755
         Madhucon Projects, Ltd........................  17,065     41,688
         Madras Cements, Ltd...........................  64,266    144,559
        *Mahanagar Telephone Nigam, Ltd................ 411,148    448,474
         Maharashtra Scooters, Ltd.....................   4,550     38,078
         Maharashtra Seamless, Ltd.....................  99,628    803,417
         Mahindra & Mahindra Financial Services, Ltd...  87,483  1,442,700
         Mahindra Lifespace Developers, Ltd............  56,900    486,664
         Mangalam Cement, Ltd..........................   4,008     10,989
         Marico, Ltd................................... 788,109  2,534,947
         Mastek, Ltd...................................  59,764    158,557
        *MAX India, Ltd................................ 261,485    991,191
         McLeod Russel India, Ltd...................... 102,408    611,735
         Mercator Lines, Ltd........................... 350,017    324,361
         Merck, Ltd....................................  20,256    289,123
         MindTree, Ltd.................................  12,851    106,922
         Monnet Ispat, Ltd.............................  67,091    794,836
         Monsanto India, Ltd...........................  11,378    460,859
         Moser Baer (India), Ltd....................... 372,370    373,687
         Motherson Sumi Systems, Ltd................... 628,155  3,267,597
        *Motilal Oswal Financial Services, Ltd.........  27,049     88,796
        *Mphasis, Ltd.................................. 112,005  1,191,171
         MRF, Ltd......................................   5,580    898,612
         Nagarjuna Construction Co., Ltd............... 309,858    719,340
         Nagarjuna Fertilizers & Chemicals, Ltd........ 575,408    413,642
         Nahar Capital & Financial Services, Ltd.......  18,424     29,856
         Nahar Poly Films, Ltd.........................  31,302     23,253
         Nahar Spinning Mills, Ltd.....................  67,990    164,354
         Natco Pharma, Ltd.............................  21,537    134,329
         Nava Bharat Ventures, Ltd.....................     743      4,127
         Navneet Publications India, Ltd............... 216,124    301,519
         NESCO, Ltd....................................   1,134     13,141
         NIIT Technologies, Ltd........................ 114,330    486,635
         NIIT, Ltd..................................... 340,635    433,018
         NOCIL, Ltd.................................... 149,219     63,039
         Noida Toll Bridge Co., Ltd.................... 180,315    112,022
         Nucleus Software Exports, Ltd.................  42,062     88,833
         OCL India, Ltd................................  56,194    135,045
        *OCL Iron & Steel, Ltd.........................   8,906     10,338
         Omax Autos, Ltd...............................   2,692      2,774
        *OMAXE, Ltd.................................... 119,274    354,043
        *OnMobile Global, Ltd..........................  17,195    108,538
         Opto Circuits India, Ltd...................... 347,144  2,357,704
        *Orbit Corp., Ltd..............................  99,256    108,078
         Orchid Chemicals & Pharmaceuticals, Ltd....... 113,459    778,033
         Orient Paper & Industries, Ltd................ 238,530    318,344
        *Oriental Bank of Commerce..................... 126,546    991,113
        *Oswal Chemical & Fertilizers..................  27,266     42,465
         Panacea Biotec, Ltd........................... 104,341    447,196
         Pantaloon Retail India, Ltd...................   2,575     16,042
         Pantaloon Retail India, Ltd. Class B..........     257      1,076
        *Parsvnath Developers, Ltd..................... 163,381    161,324
        *Patel Engineering, Ltd........................  73,297    268,294
         Patni Computer Systems, Ltd...................  88,721    861,163
         Patni Computer Systems, Ltd. ADR..............  45,026    862,248
         Peninsula Land, Ltd........................... 148,888    194,439
         Petronet LNG, Ltd............................. 759,911  2,272,078
        *Phillips Carbon Black, Ltd....................   6,115     20,256

                                     1305

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CONTINUED

                                                           Shares    Value++
                                                           ------    -----

    INDIA -- (Continued)...............................
      *Phoenix Mills, Ltd..............................    20,223 $   92,536
       Pidilite Industries, Ltd........................   856,406  3,045,002
      *Pipavav Shipyard, Ltd...........................   282,964    554,363
       Piramal Healthcare, Ltd.........................   116,744  1,211,699
       Plethico Pharmaceuticals, Ltd...................     7,097     55,474
       Polaris Software Lab, Ltd.......................   125,423    558,602
       Polyplex Corp., Ltd.............................    16,521     82,263
      *Praj Industries, Ltd............................   237,984    434,700
      *Prakash Industries, Ltd.........................    35,972     69,475
       Pratibha Industries, Ltd........................    16,432     22,389
       Pricol, Ltd.....................................    26,701     11,664
       Prism Cement, Ltd...............................   411,116    521,978
       Proctor & Gamble Hygiene & Health Care, Ltd.....     1,788     80,500
       Provogue India, Ltd.............................    64,760     62,779
       PSL, Ltd........................................    63,467    118,041
       PTC India, Ltd..................................   424,833    858,551
       Punj Lloyd, Ltd.................................   243,310    367,591
       Radico Khaitan, Ltd.............................   141,931    462,788
       Rain Commodities, Ltd...........................    76,883    309,715
       Rajesh Exports, Ltd.............................   168,999    328,875
       Rallis India, Ltd...............................    29,653    996,242
      *Rama Newsprint & Papers, Ltd....................    34,509     13,905
      *Raymond, Ltd....................................    98,113    782,871
       Redington India, Ltd............................   247,778    492,291
       REI Agro, Ltd................................... 1,280,160    767,476
       Rei Six Ten Retail, Ltd.........................   198,134    204,592
      *Reliance Broadcast Network, Ltd.................    66,472    118,236
       Reliance Industrial Infrastructure, Ltd.........    18,341    262,720
      *Reliance MediaWorks, Ltd........................    66,472    235,749
      *Reliance Power, Ltd.............................    22,252     65,586
       Rolta India, Ltd................................   266,216    835,246
       Ruchi Infrastructure, Ltd.......................    16,691      9,226
       Ruchi Soya Industries, Ltd......................   371,710    867,040
      *S.Kumars Nationwide, Ltd........................   308,766    475,728
      *Sadbhav Engineering, Ltd........................    15,549     47,646
       Sanwaria Agro Oils, Ltd.........................    15,686     33,189
      *Satyam Computer Services, Ltd................... 1,448,406  2,463,678
       SEAMEC, Ltd.....................................    58,658    148,204
       Shipping Corp. of India, Ltd....................   364,838    915,683
       Shiv-Vani Oil & Gas Exploration Services, Ltd...    15,549    105,715
       Shopper's Stop, Ltd.............................    46,989    373,940
       Shree Ashtavinyak Cine Vision, Ltd..............   836,026    120,089
       Shree Cement, Ltd...............................    17,520    793,443
      *Shree Renuka Sugars, Ltd........................   750,590  1,195,961
       Shriram EPC, Ltd................................     1,917      7,095
       Shriram Transport Finance Co., Ltd..............    72,815  1,277,201
      *Sicagen India, Ltd..............................     4,816      2,672
       Simplex Infrastructures, Ltd....................     1,045      7,837
      *Sintex Industries, Ltd..........................   233,899    918,007
       SKF India, Ltd..................................    68,494    986,932
       Sobha Developers, .Ltd..........................    79,628    516,076
       Solar Industries India, Ltd.....................     1,457     19,506
       Sona Koyo Steering Systems, Ltd.................    76,121     32,012
       Sonata Software, Ltd............................   155,438    146,203
       South Indian Bank, Ltd.......................... 1,637,800    842,762
      *Spice Mobility, Ltd.............................    54,372    124,432
       SREI Infrastructure Finance, Ltd................   297,648    347,246
       SRF, Ltd........................................   101,277    767,794
      *State Bank of Bikaner & Jaipur..................    40,808    508,209
       Sterling Biotech, Ltd...........................   413,088    863,923
       Sterlite Technologies, Ltd......................   478,470    665,320

                                     1306

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CONTINUED

                                                       Shares    Value++
                                                       ------    -----

        INDIA -- (Continued).......................
           Strides Arcolab, Ltd....................    72,059 $  629,923
          *Summit Securities, Ltd..................       191        448
          *Sun Pharma Advanced Research Co., Ltd...   282,311    556,487
           Sundaram Clayton, Ltd...................     7,780     26,984
           Sundaram Finance, Ltd...................    17,756    211,033
           Sundram Fastners, Ltd...................   365,122    495,596
           Supreme Industries, Ltd.................   111,325    391,966
           Supreme Petrochem, Ltd..................   144,830    205,060
          *Suzlon Energy, Ltd...................... 1,606,835  1,932,357
           Swaraj Engines, Ltd.....................     3,100     30,634
           Syndicate Bank..........................   375,000    992,494
           Taj GVK Hotels & Resorts, Ltd...........    83,666    198,662
           Tamilnadu Newsprint & Papers, Ltd.......     4,775     15,141
           Tata Chemicals, Ltd.....................   138,189  1,176,092
          #*Tata Communications, Ltd. ADR..........    62,218    675,065
           Tata Elxsi, Ltd.........................    51,574    303,787
           Tata Investment Corp., Ltd..............    44,578    534,241
           Tata Tea, Ltd...........................   805,997  1,839,530
          *Tata Teleservices Maharashtra, Ltd......   971,148    406,199
          *TCI Developers, Ltd.....................       452      2,472
           Tech Mahindra, Ltd......................   103,525  1,607,630
          *Teledata Marine Solutions, Ltd..........   152,395    118,049
          *Teledata Technology Solutions, Ltd......   114,297      1,580
          *Television Eighteen India, Ltd..........    80,069    146,822
          *Texmaco Rail & Engineering, Ltd.........   155,901    262,509
           Texmaco, Ltd............................   155,901    115,847
           Thermax India, Ltd......................    84,627  1,241,631
           Thomas Cook India, Ltd..................   139,739    173,236
           Time Technoplast, Ltd...................   100,280    123,323
          *Timken India, Ltd.......................    23,005    114,539
           Titagarh Wagons, Ltd....................     9,509     81,093
           Titan Industries, Ltd...................     2,101    191,842
           Torrent Pharmaceuticals, Ltd............   116,854  1,588,072
          *Torrent Power, Ltd......................    14,355     80,254
           Transport Corp of India, Ltd............    10,589     22,948
           Trent, Ltd..............................    18,895    427,173
          *Trent, Ltd. Series A....................     4,198     88,299
          *Trent, Ltd. Series B....................     4,198     83,651
           Triveni Engineering & Industries, Ltd...   146,168    344,685
           TTK Prestige, Ltd.......................     7,962    427,584
           Tube Investments of India...............   290,925    929,646
          *Tulip IT Services, Ltd..................   123,746    437,315
           TVS Motor Co., Ltd......................   323,652    413,229
           UCO Bank................................   483,746  1,144,337
           Uflex, Ltd..............................    17,067     78,432
           Unichem Laboratories, Ltd...............   130,867    571,626
           United Phosphorus, Ltd..................   576,009  1,980,667
           Unity Infraprojects, Ltd................     6,483      9,836
           Usha Martin, Ltd........................   433,015    638,151
          *UTV Software Communications, Ltd........    23,774    348,356
          *Vardhman Special Steets, Ltd............    15,258      7,247
           Vardhman Textiles, Ltd..................    76,291    487,286
           Varun Shipping Co., Ltd.................   153,672    101,552
          *Venky's India, Ltd......................     5,976     93,402
           Vesuvius India, Ltd.....................     1,802     15,770
          *Videocon Industries, Ltd................   201,185    900,238
          *Videsh Sanchar Nigam, Ltd...............    59,793    321,458
           Vijaya Bank.............................   223,638    420,917
           VIP Industries, Ltd.....................    29,886    461,083
          *Voltamp Transformers, Ltd...............     1,617     20,471
           Voltas, Ltd.............................   200,048    747,419

                                     1307

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       Shares      Value++
                                                       ------      -----

      INDIA -- (Continued).......................
         WABCO-TVS (India), Ltd..................       6,749 $    155,627
         Walchandnagar Industries, Ltd...........       3,744       11,615
         Welspun Corp., Ltd......................     292,491    1,271,567
        *Welspun Global Brands, Ltd..............       9,265        4,400
         Welspun India, Ltd......................      92,659      123,094
        *Welspun Investments & Commercials, Ltd..       3,972        6,664
        *Wockhardt, Ltd..........................      52,983      409,796
         Wyeth, Ltd..............................      37,441      773,478
        *Yes Bank, Ltd...........................     303,443    2,100,226
         Zee Entertainment Enterprises, Ltd......     457,832    1,393,246
        *Zee Learn, Ltd..........................      57,229       29,446
         Zensar Technologies, Ltd................      82,234      324,186
         Zuari Industries, Ltd...................      42,970      668,041
         Zydus Wellness, Ltd.....................      17,414      233,123
                                                              ------------
      TOTAL INDIA................................              239,196,971
                                                              ------------

      INDONESIA -- (3.4%)........................
        *PT Adhi Karya Tbk.......................     669,500       64,248
        *PT Agis Tbk.............................   3,447,500       46,746
         PT AKR Corporindo Tbk...................   3,470,700      693,826
         PT Asahimas Flat Glass Tbk..............     983,000      752,883
         PT Astra Graphia Tbk....................     509,500       49,465
        *PT Bakrie & Brothers Tbk................ 129,358,000    1,014,675
         PT Bakrie Sumatera Plantations Tbk......  33,903,500    1,551,320
        *PT Bakrie Telecom Tbk...................  48,662,398    2,192,470
         PT Bakrieland Development Tbk...........  91,363,750    1,541,483
         PT Bank Bukopin Tbk.....................   9,687,166      814,793
        *PT Bank Tabungan Negara Tbk.............   6,305,212    1,261,558
        *PT Bank Tabungan Pensiunan Nasional Tbk.     321,000      111,848
        *PT Barito Pacific Tbk...................   7,427,500      920,540
        *PT Berlian Laju Tanker Tbk..............  25,697,866    1,172,548
        *PT Bhakti Investama Tbk.................  87,247,400    1,714,859
        *PT Bisi International Tbk...............   4,366,500      853,540
         PT Budi Acid Jaya Tbk...................   5,947,000      163,149
         PT Bumi Serpong Damai Tbk...............  20,669,700    2,226,624
        *PT Central Proteinaprima Tbk............  21,920,000      135,656
         PT Charoen Pokphand Indonesia Tbk.......  30,466,000    6,876,300
        *PT Ciputra Development Tbk..............  21,751,875      993,520
        *PT Ciputra Surya Tbk....................   3,133,000      224,095
         PT Citra Marga Nusaphala Persada Tbk....   6,948,000      918,058
         PT Clipan Finance Indonesia Tbk.........   2,168,500      192,787
        *PT Darma Henwa Tbk......................  26,124,100      263,697
        *PT Davomas Adabi Tbk....................  41,920,000      402,043
        *PT Delta Dunia Makmur Tbk...............  12,220,000    1,861,728
         PT Dynaplast Tbk........................   1,038,000      424,218
         PT Elnusa Tbk...........................   6,476,500      224,129
        *PT Energi Mega Persada Tbk..............  67,942,500    1,250,929
         PT Ever Shine Textile Tbk...............   4,029,640       51,759
         PT Gajah Tunggal Tbk....................   3,324,000      906,041
         PT Global Mediacom Tbk..................  20,618,500    1,809,602
         PT Gozco Plantations Tbk................   6,714,000      314,270
        *PT Hanson International Tbk.............   5,038,000      126,630
        *PT Hero Supermarket Tbk.................      33,000       20,423
         PT Hexindo Adiperkasa Tbk...............     745,500      492,102
        *PT Holcim Indonesia Tbk.................   9,852,500    2,595,316
        *PT Indah Kiat Pulp & Paper Corp. Tbk....   6,931,000    1,305,448
         PT Indika Energy Tbk....................   2,819,500    1,337,504
        *PT Indo-Rama Synthetics Tbk.............     485,000      218,663
         PT Indosat Tbk ADR......................         401       12,419
        *PT Inovisi Infracom Tbk.................      17,500       15,035
        *PT Intiland Development Tbk.............   9,462,332      403,599

                                     1308

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             Shares     Value++
                                                             ------     -----

INDONESIA -- (Continued)................................
   PT Japfa Comfeed Indonesia Tbk.......................    935,500 $   399,571
   PT Jasa Marga Tbk....................................  5,575,500   2,153,221
   PT Jaya Real Property Tbk............................  1,967,500     282,581
   PT Kalbe Farma Tbk................................... 12,304,238   5,148,026
  *PT Kawasan Industri Jababeka Tbk..................... 76,055,000   1,157,334
  *PT Keramika Indonesia Assosiasi Tbk..................    100,000       1,251
   PT Lippo Karawaci Tbk................................ 45,454,312   4,142,125
   PT Matahari Putra Prima Tbk..........................  5,132,128     833,278
   PT Mayorah Indah Tbk.................................  2,187,000   2,814,186
   PT Medco Energi Internasional Tbk....................  5,161,500   1,663,428
   PT Media Nusantara Citra Tbk.........................  9,811,485   1,011,580
  *PT Mitra Adiperkasa Tbk..............................  3,015,000   1,154,965
  *PT Mitra International Resources Tbk.................  6,855,000     148,431
  *PT Modern International Tbk..........................     40,000      10,402
  *PT Pakuwon Jati Tbk..................................  9,455,500     962,968
  *PT Panasia Indosyntec Tbk............................     79,000       2,020
  *PT Panin Financial Tbk............................... 31,484,500     711,082
  *PT Panin Insurance Tbk...............................  6,609,000     433,017
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk  7,377,500   2,116,134
  *PT Polaris Investama Tbk.............................  2,730,500     370,042
  *PT Polychem Indonesia Tbk............................  4,228,000     101,399
   PT Ramayana Lestari Sentosa Tbk...................... 14,295,000   1,221,578
  *PT Resource Alam Indonesia Tbk.......................    138,500      79,288
   PT Sampoerna Agro Tbk................................  2,344,000     926,015
  *PT Samudera Indonesia Tbk............................    223,000     102,040
   PT Selamat Sempurna Tbk..............................  3,625,000     495,952
  *PT Sentul City Tbk................................... 28,157,500     349,148
   PT Sinar Mas Agro Resources & Technology Tbk.........  1,071,460     677,200
   PT Sorini Agro Asia Corporindo Tbk...................    917,500     371,394
   PT Summarecon Agung Tbk.............................. 17,988,032   2,651,104
  *PT Sunson Textile Manufacturer Tbk...................  2,325,500      66,554
  *PT Surabaya Agung Industri Pulp & Kertas Tbk.........     64,500         862
   PT Surya Citra Media Tbk.............................     48,500      23,785
  *PT Surya Dumai Industri Tbk..........................  3,298,500          --
  *PT Suryainti Permata Tbk.............................  7,252,000      75,365
  *PT Texmaco Jaya Tbk..................................     93,000      32,035
  *PT Tiga Pilar Sejahtera Food Tbk.....................  1,212,000     106,138
   PT Timah Tbk.........................................  9,640,500   3,253,181
   PT Trada Maritime Tbk................................  9,441,013     662,097
   PT Trias Sentosa Tbk................................. 38,725,600   1,858,279
   PT Trimegah Sec Tbk..................................  9,961,000     123,305
  *PT Truba Alam Manunggal Engineering Tbk.............. 14,653,000     106,559
   PT Tunas Ridean Tbk.................................. 13,838,000     921,871
  *PT Ultrajaya Milk Industry & Trading Co. Tbk.........    390,000      62,781
   PT Unggul Indah Cahaya Tbk...........................     48,239       9,745
   PT Wijaya Karya Tbk..................................  5,410,500     424,622
                                                                    -----------
TOTAL INDONESIA.........................................             80,740,485
                                                                    -----------

ISRAEL -- (0.0%)........................................
   Alony Hetz Properties & Investments, Ltd.............          1           3
   Beit Shemesh Engines Holdings, Ltd...................         --          --
   Delta-Galil Industries, Ltd..........................          1           6
  *Electra Real Estate, Ltd.............................          1           7
  *Feuchtwanger Investments, Ltd........................      4,200          15
  *Formula Systems, Ltd.................................         --           3
  *Formula Vision Technologies, Ltd.....................          1          --
  *Jerusalem Oil Exploration, Ltd.......................         --           4
  *Knafaim Arkia Holdings, Ltd..........................     19,085     130,141
  *Metis Capital, Ltd...................................        919       2,447
   Mivtach Shamir Holdings, Ltd.........................     15,288     510,618
  *Naphtha Israel Petroleum Corp., Ltd..................          1           4

                                     1309

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              Shares    Value++
                                                              ------    -----

 ISRAEL -- (Continued)....................................
   Osem Investments, Ltd..................................         1 $       11
   Scailex Corp, Ltd......................................       413      8,141
   Super-Sol, Ltd. Series B...............................        --          3
                                                                     ----------
 TOTAL ISRAEL.............................................              651,403
                                                                     ----------

 MALAYSIA -- (5.1%).......................................
   *A&M Realty Berhad.....................................   130,000     21,698
    Acoustech Berhad......................................   128,000     29,637
   *Adventa Berhad........................................    39,900     30,360
   *Aeon Co. Berhad.......................................   974,200  1,956,257
   *Alam Maritim Resources Berhad.........................   157,500     60,072
    Al-'Aqar KPJ REIT Berhad..............................    75,371     29,035
   *Amcorp Properties Berhad..............................   716,033    143,610
    Amway (Malaysia) Holdings Berhad......................   396,700  1,233,236
   *Ancom Berhad..........................................   361,200     51,929
    Ann Joo Resources Berhad..............................   981,750    961,533
   *Anson Perdana Berhad..................................    10,000        152
    APM Automotive Holdings Berhad........................   250,400    417,689
   *Asas Dunia Berhad.....................................   100,400     33,073
   *Asia Pacific Land Berhad.............................. 1,888,600    261,718
    Bandar Raya Developments Berhad....................... 1,190,200    864,648
    Berjaya Assets Berhad.................................   721,700    283,272
    Berjaya Corp. Berhad.................................. 3,678,100  1,418,277
    Berjaya Land Berhad................................... 3,734,000  1,461,927
   *Berjaya Media Berhad..................................   104,800     19,754
   *Berjaya Retail Berhad.................................   188,800     41,113
    Bimb Holdings Berhad..................................   926,600    495,447
    Bintulu Port Holdings Berhad..........................    23,400     52,924
    Bolton Berhad.........................................   674,600    257,381
    Boustead Heavy Industries Corp. Berhad................    65,800     98,822
    Boustead Holdings Berhad..............................   706,520  1,381,566
   *Bursa Malaysia Berhad.................................   391,700  1,062,325
    Cahya Mata Sarawak Berhad.............................   823,600    626,487
    Carlsberg Brewery Malaysia Berhad.....................   655,600  1,749,624
    CB Industrial Product Holding Berhad..................   151,910    223,257
    Chemical Co. of Malaysia Berhad.......................   472,600    280,644
    Chin Teck Plantations Berhad..........................    33,000     97,054
   *Coastal Contracts Berhad..............................   437,500    527,668
    CSC Steel Holdings Berhad.............................   508,200    298,796
    Cycle & Carriage Bintang Berhad.......................    15,000     22,904
   *Datuk Keramik Holdings Berhad.........................    24,000         --
   *Dayang Enterprise Holdings Berhad.....................   704,231    487,773
    Dialog Group Berhad................................... 6,956,692  5,854,232
    Dijaya Corp. Berhad...................................   199,600     76,857
    DRB-Hicom Berhad...................................... 3,689,300  2,756,226
    Dutch Lady Milk Industries Berhad.....................   125,700    733,640
    Eastern & Oriental Berhad............................. 1,630,400    783,574
    Eastern Pacific Industrial Corp. Berhad...............   218,100    176,670
    ECM Libra Avenue Berhad............................... 1,623,407    499,685
    Encorp Berhad.........................................   196,700     52,746
    Eng Kah Corp. Berhad..................................    19,900     17,356
    Esso Malaysia Berhad..................................   420,600    599,844
    Evergreen Fibreboard Berhad...........................   664,900    292,005
   *Faber Group Berhad....................................   607,300    455,483
    Far East Holdings Berhad..............................    61,500    152,955
   *Fountain View Development Berhad......................   808,200         --
    Fraser & Neave Holdings Berhad........................   308,100  1,841,043
    George Kent (Malaysia) Berhad.........................    34,200     13,528
    Globetronics Technology Berhad........................   517,560    193,957
    Glomac Berhad.........................................   387,600    243,645
   *Gold IS Berhad........................................   524,250    320,121

                                     1310

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                      Shares    Value++
                                                      ------    -----

         MALAYSIA -- (Continued)..................
           *Golden Plus Holdings Berhad...........   216,000 $   76,570
            Grand United Holdings Berhad..........   787,000    332,138
           *Green Packet Berhad...................   832,600    178,655
            Guiness Anchor Berhad.................   787,900  2,686,508
            GuocoLand (Malaysia) Berhad........... 1,359,800    555,954
            Hai-O Enterprise Berhad...............   448,680    342,437
            Hap Seng Consolidated Berhad.......... 1,015,900  1,989,679
            Hap Seng Plantations Holdings Berhad..    97,100     93,439
            Hartalega Holdings Berhad.............   224,250    431,862
            Hock Seng Lee Berhad.................. 1,030,506    602,371
           *Hong Leong Capital Berhad.............    90,000     43,266
            Hong Leong Industries Berhad..........   908,850  1,171,543
           *Hovid Berhad.......................... 1,328,600    112,117
            Hubline Berhad........................ 1,129,100     53,381
            Hunza Properties Berhad...............   446,200    239,632
            Hwang-DBS (Malaysia) Berhad...........   293,200    243,366
            IGB Corp. Berhad...................... 1,911,855  1,375,844
            IJM Land Berhad....................... 1,807,400  1,718,710
           *IJM Plantations Berhad................ 1,188,700  1,193,098
           *Insas Berhad.......................... 1,707,888    308,758
            Integrated Logistics Berhad...........   362,215    118,575
           *Integrax Berhad.......................   191,100    113,003
           *Jaks Resources Berhad.................   800,700    178,988
            Jaya Tiasa Holdings Berhad............   436,390    924,790
            Jerneh Asia Berhad....................   113,900    119,262
            JT International Berhad...............   550,600  1,372,162
            K & N Kenanga Holdings Berhad.........   762,300    208,504
           *Karambunai Corp. Berhad............... 3,120,500    236,566
            Keck Seng (Malaysia) Berhad...........   828,150  1,163,601
            Kencana Petroleum Berhad.............. 2,208,964  1,963,828
            KFC Holdings (Malaysia) Berhad........ 2,239,200  2,806,070
            Kian Joo Can Factory Berhad........... 1,091,080    857,877
            Kim Loong Resources Berhad............   221,760    165,691
            Kinsteel Berhad....................... 1,360,700    395,393
            KLCC Property Holdings Berhad.........   655,000    727,848
            KNM Group Berhad...................... 2,018,250  1,794,280
            Kossan Rubber Industries Berhad.......   505,500    551,911
            KPJ Healthcare Berhad.................   819,250  1,135,185
            KrisAssets Holdings Berhad............    88,863    131,885
            KSL Holdings Berhad...................   649,266    386,198
            Kub Malaysia Berhad................... 1,353,500    359,730
            Kulim Malaysia Berhad................. 2,144,200  2,317,896
           *Kumpulan Europlus Berhad..............   900,100    386,604
           *Kumpulan Fima Berhad..................   105,150     55,056
           *Kumpulan Hartanah Selangor Berhad.....   197,900     23,685
            Kumpulan Perangsang Selangor Berhad...   468,700    190,004
           *Kurnia Asia Berhad.................... 2,485,800    335,853
            Kwantas Corp. Berhad..................   343,600    262,099
            Landmarks Berhad......................   923,400    477,838
           *Latexx Partners Berhad................    17,300     16,040
           *LBS Bina Group Berhad.................   161,800     33,105
            Leader Universal Holdings Berhad...... 1,018,700    296,467
            Leong Hup Holdings Berhad.............   397,700    225,871
            Lingkaran Trans Kota Holdings Berhad..   915,600  1,197,785
           *Lingui Development Berhad.............   148,800     92,806
           *Lion Corp. Berhad.....................   616,300     59,330
            Lion Diversified Holdings Berhad......   615,900     92,642
            Lion Forest Industries Berhad.........     9,400      5,151
            Lion Industries Corp. Berhad.......... 1,699,000    971,239
            LPI Capital Berhad....................    18,280     83,933
           *MAA Holdings Berhad...................   346,666    134,896

                                     1311

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        Shares    Value++
                                                        ------    -----

      MALAYSIA -- (Continued).......................
        *Mah Sing Group Berhad......................   818,140 $  715,509
        *Malayan United Industries Berhad (6556756).   176,957     12,875
        *Malayan United Industries Berhad (B4TWFT8).    23,219      1,372
        *Malaysia Aica Berhad.......................    48,200      8,305
         Malaysia Building Society Berhad...........   676,400    583,140
         Malaysian Bulk Carriers Berhad.............   190,700    167,581
         Malaysian Pacific Industries Berhad........   339,500    606,530
         Malaysian Resources Corp. Berhad........... 3,446,649  2,483,983
        *Mancon Berhad..............................    12,000      3,525
         Marco Holdings Berhad...................... 2,815,400    140,174
         MBM Resources Berhad.......................   322,366    322,452
         Media Prima Berhad......................... 2,162,403  1,919,311
         Mega First Corp. Berhad....................   361,600    209,055
        *MEMS Technology Berhad..................... 1,917,000     38,832
         Metro Kajang Holdings Berhad...............   160,429     89,369
        *MK Land Holdings Berhad.................... 1,403,200    185,034
        *MNRB Holdings Berhad.......................   497,100    444,916
         Mudajaya Group Berhad......................   413,000    645,631
         Muhibbah Engineering Berhad................   864,250    468,343
        *Mulpha International Berhad................ 4,805,700    861,087
         Multi-Purpose Holdings Berhad..............   502,700    533,418
         Naim Holdings Berhad.......................   622,300    588,860
        *Narra Industries Berhad....................    16,000      2,898
         NCB Holdings Berhad........................ 1,147,200  1,448,365
        *Nikko Electronics Berhad...................    36,600        124
         Notion VTEC Berhad.........................   393,266    293,328
         NTPM Holdings Berhad....................... 1,203,180    221,661
         NV Multi Corp. Berhad......................   430,900     44,370
        *NWP Holdings Berhad........................   112,000      7,184
        *Nylex (Malaysia) Berhad....................   464,457    100,377
         OKS Property Holdings Berhad...............    12,535      3,201
         Oriental Holdings Berhad...................    63,500    110,837
         OSK Holdings Berhad........................ 2,159,288  1,269,322
         P.I.E. Industrial Berhad...................   140,100    201,585
        *Pan Malaysia Cement Works Berhad...........   460,200     18,653
         Panasonic Manufacturing Malaysia Berhad....   157,184  1,205,771
        *Panglobal Berhad...........................    14,000      8,933
         Paramount Corp. Berhad.....................    24,000     45,883
         PBA Holdings Berhad........................   274,100     91,713
         Pelikan International Corp. Berhad.........   899,340    343,676
        *Perisai Petroleum Teknologi Berhad.........   845,000    231,496
         PJ Development Holdings Berhad............. 1,070,900    280,325
         POS Malaysia Berhad........................   672,600    734,190
        *Press Metal Berhad.........................   190,300    164,624
        *Prime Utilities Berhad.....................     3,000         91
         Protasco Berhad............................   575,600    221,765
         Proton Holdings Berhad..................... 1,404,700  1,638,079
         Puncak Niaga Holding Berhad................   685,020    483,305
         QL Resources Berhad........................ 1,615,320  1,762,661
        *QL Resources Berhad........................    80,766     25,904
         QSR Brands Berhad..........................   148,433    280,151
        *Ramunia Holdings Berhad....................   697,287    154,384
         Ranhill Berhad.............................   185,600     46,397
         RCE Capital Berhad......................... 1,023,900    178,267
        *Rekapacific Berhad.........................    55,000         --
        *RGB International Berhad...................   100,000      3,206
         Salcon Berhad..............................   702,400    142,357
         SapuraCrest Petroleum Berhad............... 1,649,700  2,074,637
         Sarawak Oil Palms Berhad...................   179,660    211,511
         Scientex, Inc. Berhad......................   344,862    296,714
        *Scomi Group Berhad......................... 2,775,900    291,068

                                     1312

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CONTINUED

                                                            Shares      Value++
                                                            ------      -----

MALAYSIA -- (Continued).................................
   Selangor Dredging Berhad............................. 1,118,200 $    297,968
  *Selangor Properties Berhad...........................     8,000       11,132
   Shangri-La Hotels (Malaysia) Berhad..................   171,200      155,027
   SHL Consolidated Berhad..............................   277,400      131,442
  *Sino Hua-An International Berhad.....................   795,400       94,102
  *South East Asia Lumber, Inc. Berhad..................   386,100       71,146
   Southern Acids (Malaysia) Berhad.....................    41,000       33,036
  *SPK Sentosa Corp. Berhad.............................   193,000       23,867
  *SRI Hartemas Berhad..................................    65,000           --
   Star Publications (Malaysia) Berhad..................   613,700      709,199
   Subur Tiasa Holdings Berhad..........................   386,085      392,272
   Sunway City Berhad...................................   797,000    1,302,966
   Sunway Holdings Berhad............................... 1,046,000      869,476
   Supermax Corp. Berhad................................   825,500    1,153,249
   Suria Capital Holdings Berhad........................   672,800      468,196
   Ta Ann Holdings Berhad...............................   491,256    1,078,410
   TA Enterprise Berhad................................. 4,878,900    1,245,301
   TA Global Berhad (B3X17H6)........................... 2,927,340      385,637
  *TA Global Berhad (B4LM6X7)........................... 2,927,340      331,520
   TAHPS Group Berhad...................................     4,000        6,391
  *Talam Corp. Berhad...................................   783,450       23,830
   Tan Chong Motor Holdings Berhad...................... 1,344,900    2,127,662
   TDM Berhad...........................................   380,000      384,128
  *Tebrau Teguh Berhad.................................. 1,016,400      266,434
  *TH Plantations Berhad................................   263,700      185,180
   Three-A Resources Berhad.............................   430,600      237,270
  *Time Dotcom Berhad................................... 3,125,200      957,589
   Time Engineering Berhad..............................   555,500       91,169
   Top Glove Corp. Berhad...............................   765,760    1,342,637
   Tradewinds (Malaysia) Berhad.........................   384,000    1,053,253
  *Tradewinds Corp. Berhad..............................   222,400       72,164
   TRC Synergy Berhad...................................    64,800       35,210
  *TSH Resources Berhad.................................    66,500       61,148
   UAC Berhad...........................................    44,715       49,922
   Uchi Technologies Berhad.............................   658,800      311,819
   Unico-Desa Plantations Berhad........................ 1,853,775      645,031
   Unisem (Malaysia) Berhad............................. 1,267,890      797,844
   United Malacca Rubber Estates Berhad.................   391,050      927,055
   United Malayan Land Berhad...........................    13,000        8,555
   United Plantations Berhad............................   508,900    3,092,151
   VS Industry Berhad...................................   427,326      274,397
   Wah Seong Corp. Berhad............................... 1,166,893      879,533
   WCT Berhad........................................... 2,291,900    2,356,083
   Wing Tai Malaysia Berhad.............................   544,400      319,726
   WTK Holdings Berhad.................................. 1,165,000      773,126
   Yeo Hiap Seng Malaysia Berhad........................    56,760       32,686
   YTL Cement Berhad....................................    54,800       90,859
   YTL e-Solutions Berhad............................... 3,485,600    1,259,684
  *YTL Land & Development Berhad........................   816,800      510,827
   Yu Neh Huat Berhad...................................   824,198      556,898
  *Zelan Berhad......................................... 1,373,400      232,286
   Zhulian Corp Berhad..................................   256,533      154,399
                                                                   ------------
TOTAL MALAYSIA..........................................            123,303,411
                                                                   ------------

MEXICO -- (3.5%)........................................
   Alsea de Mexico S.A.B. de C.V........................   833,800      948,117
  #*Axtel S.A.B. de C.V................................. 1,196,346      700,450
  *Bio Pappel S.A.B. de C.V.............................    97,500       93,166
   Bolsa Mexicana de Valores S.A. de C.V................   895,408    1,919,670
  #*Carso Infraestructura y Construccion S.A.B. de C.V.. 1,624,546    1,090,868
  #*Cia Minera Autlan S.A.B. de C.V.....................   198,900      554,972

                                     1313

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CONTINUED

                                                                              Shares     Value++
                                                                              ------     -----

MEXICO -- (Continued)....................................................
  #*Compartamos S.A.B. de C.V............................................  2,449,600 $ 4,564,393
   Consorcio ARA S.A.B. de C.V...........................................    731,800     432,912
  *Consorcio Hogar S.A.B. de C.V. Series B...............................     76,793      49,531
  #*Controladora Comercial Mexicana S.A.B. de C.V. Series B..............    621,591   1,082,629
  *Corporacion GEO S.A.B. de C.V. Series B...............................  1,330,000   3,924,711
  #*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B....    960,372     542,267
  *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B..........      1,623         455
   Corporacion Moctezuma S.A.B. de C.V...................................    858,200   2,143,319
   Corporativo Fragua S.A.B. de C.V......................................         31         404
   Corporativo GBM S.A.B. de C.V.........................................     29,028      13,365
  #*Desarrolladora Homex S.A.B. de C.V...................................    576,300   2,707,860
  *Dine S.A.B. de C.V....................................................    196,367      87,764
   Embotelladora Arca S.A.B. de C.V......................................  1,891,600  11,485,953
  *Empaques Ponderosa S.A. de C.V. Series B..............................    206,000      16,105
  #*Empresas ICA S.A.B. de C.V...........................................    655,818   1,617,939
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR............................    681,589   6,727,283
  #Financiera Independencia S.A.B de C.V.................................    290,818     292,796
  #*Genomma Lab Internacional S.A.B. de C.V..............................    741,772   1,855,767
  *Gruma S.A.B. de C.V. ADR..............................................     33,070     263,899
  *Gruma S.A.B. de C.V. Series B.........................................  1,253,434   2,510,853
  #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V...................    393,000     821,047
   Grupo Aeroportuario del Sureste S.A.B. de C.V.........................    188,500   1,116,260
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....................     62,500   3,697,500
  *Grupo Cementos de Chihuahua S.A.B. de C.V.............................    829,200   3,025,305
   Grupo Continental S.A.B. de C.V.......................................  3,036,559  11,368,928
  #*Grupo Famsa S.A.B. de C.V............................................    207,500     418,363
  #*Grupo Herdez S.A.B. de C.V...........................................    594,200   1,292,491
   Grupo Industrial Maseca S.A.B. de C.V. Series B.......................    578,600     696,127
  *Grupo Industrial Saltillo S.A.B. de C.V...............................    243,300     321,252
   Grupo Kuo S.A.B. de C.V. Series B.....................................    222,767     406,378
  *Grupo Nutrisa S.A.B. de C.V...........................................        188         653
   Grupo Posadas S.A. de C.V. Series L...................................    199,000     233,371
  *Grupo Qumma S.A. de C.V. Series B.....................................    105,334       1,647
  #*Grupo Simec S.A. de C.V..............................................    186,404     531,926
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V..    115,500     210,699
   Industrias Bachoco S.A.B. de C.V. Series B............................    197,320     467,944
  *Industrias CH S.A.B. de C.V. Series B.................................  1,172,808   4,647,750
  *Maxcom Telecomunicaciones S.A.B. de C.V...............................    161,444      73,908
  *Megacable Holdings S.A.B. de C.V......................................     54,274     126,165
   Mexichem S.A.B. de C.V................................................     43,799     166,457
  #*Promotora y Operadora de Infraestructura S.A. de C.V.................    465,510   2,021,899
  *Sanluis Rassini S.A.P.I. de C.V. Series A.............................      3,300          --
  *Sanluis Rassini S.A.P.I. de C.V. Series B.............................      4,642          --
  *Sanluis Rassini S.A.P.I. de C.V. Series C.............................      4,642          --
  #*Sare Holding S.A.B. de C.V...........................................    271,300      73,294
  *Savia S.A. de C.V.....................................................    610,700      42,440
  #TV Azteca S.A.B. de C.V...............................................  6,581,300   4,607,945
  *Vitro S.A.B. de C.V...................................................    736,702     902,343
                                                                                     -----------
TOTAL MEXICO.............................................................             82,899,540
                                                                                     -----------

PHILIPPINES -- (2.3%)....................................................
   A. Soriano Corp.......................................................  3,430,211     274,817
   Aboitiz Equity Ventures, Inc..........................................  4,466,000   4,140,133
   Alaska Milk Corp......................................................  1,404,000     421,167
   Alsons Consolidated Resources, Inc....................................  2,656,000      86,410
  *Atlas Consolidated Mining & Development Corp..........................  1,090,000     407,859
   Banco de Oro Unibank, Inc.............................................    519,320     659,631
  *Belle Corp............................................................ 12,216,000   1,571,904
   Cebu Holdings, Inc....................................................  2,284,000     126,606
   China Banking Corp....................................................     19,434     192,774
  *Cyber Bay Corp........................................................  2,230,000      56,402

                                     1314

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CONTINUED

                                                            Shares     Value++
                                                            ------     -----

  PHILIPPINES -- (Continued)..........................
    *Digital Telecommunications Phils., Inc...........  15,152,200 $   556,758
     DMCI Holdings, Inc...............................   2,912,700   3,006,916
    *Empire East Land Holdings, Inc...................   3,265,000      53,463
     Energy Development Corp..........................  17,487,600   2,762,514
    *Fil-Estate Land, Inc.............................   5,060,000     254,627
     Filinvest Development Corp.......................  11,428,000   1,373,593
     Filinvest Land, Inc..............................  72,127,577   2,143,766
    *First Gen Corp...................................   3,103,800   1,060,446
     First Philippines Holdings Corp..................   1,527,600   2,362,421
     Ginebra San Miguel, Inc..........................     999,000     684,203
     Globe Telecom, Inc...............................      38,210     803,952
     House of Investments, Inc........................     692,000      55,533
     International Container Terminal Services, Inc...   2,700,000   3,100,764
    *Ionics, Inc......................................     759,825      21,114
     Jollibee Foods Corp..............................   1,101,000   2,433,176
    *Lepanto Consolidated Mining Co. Series B.........   4,370,000      78,541
    *Lopez Holdings Corp..............................   7,752,000   1,162,402
     Macroasia Corp...................................     447,500      31,894
    *Manila Mining Corp............................... 147,962,500     134,903
     Manila Water Co, Inc.............................   2,078,000     874,617
     Megaworld Corp...................................  29,657,000   1,619,239
    *Metro Bank & Trust Co............................   2,135,529   3,426,926
    *Metro Pacific Corp. Series A.....................   1,827,193      88,777
    *Metro Pacific Investments Corp...................   6,412,000     551,218
    *Paxys, Inc.......................................     577,280      24,413
    *Pepsi-Cola Products Philippines, Inc.............   2,981,000     170,881
     Philex Mining Corp...............................   2,554,900   1,064,176
    *Philippine Bank of Communications................      14,726      14,447
    *Philippine National Bank.........................   1,006,375   1,508,623
    *Philippine National Construction Corp............     173,000      19,801
     Philippine Savings Bank..........................     356,863     527,429
     Philippine Stock Exchange, Inc...................      23,180     277,242
    *Philippine Townships, Inc........................     318,732      35,365
     PhilWeb Corp.....................................     775,700     300,198
     Phinma Corp......................................     135,549      39,610
     RFM Corp.........................................   8,590,268     297,841
     Rizal Commercial Banking Corp....................     866,100     567,226
     Robinson's Land Corp. Series B...................   6,769,605   2,109,165
     Security Bank Corp...............................     708,642   1,650,030
     Semirara Mining Corp.............................     320,280   1,633,936
     Shang Properties, Inc............................   1,759,970      74,760
     SM Development Corp..............................  13,886,790   2,943,324
    *Southeast Asia Cement Holdings, Inc..............   4,104,000     153,619
     Union Bank of Philippines........................     347,530     495,575
    *Universal Rightfield Property Holdings, Inc......   1,062,000         695
     Universal Robina Corp............................   3,594,015   3,135,280
    *Victorias Milling Co., Inc.......................     139,680       2,839
     Vista Land & Lifescapes, Inc.....................   8,197,700     606,284
    *Yehey! Corp......................................      29,670          --
                                                                   -----------
  TOTAL PHILIPPINES...................................              54,232,225
                                                                   -----------

  POLAND -- (2.2%)....................................
     Agora SA.........................................     156,140   1,501,100
    *Alchemia SA......................................      90,687     264,258
    *Amica Wronki SA..................................      20,213     354,988
    *AmRest Holdings SA...............................      28,542     875,049
     Apator SA........................................      30,999     224,306
     Asseco Poland SA.................................      37,059     741,432
    *ATM SA...........................................      57,593     271,022
    *Bank Millennium SA...............................     545,787   1,118,656
    *Bank Przemyslowo Handlowy BPH SA.................      18,428     527,781

                                     1315

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CONTINUED

                                                           Shares    Value++
                                                           ------    -----

   POLAND -- (Continued)...............................
     *Barlinek SA......................................   167,481 $  258,690
     *Bioton SA........................................ 7,909,195    504,427
     *BOMI SA..........................................    75,466    211,353
     *Boryszew SA...................................... 1,732,398    705,219
      Budimex SA.......................................    42,196  1,713,099
     *Cersanit-Krasnystaw SA...........................   366,702  1,696,546
     *Ciech SA.........................................    86,324    859,237
     *Cinema City International........................    26,776    369,143
     *ComArch SA.......................................     7,855    272,699
      Cyfrowy Polsat SA................................    75,325    460,492
      Debica SA........................................    29,862    691,070
      Decora SA........................................     9,066     57,359
      Dom Development SA...............................     8,374    144,633
     *Dom Maklerski IDM SA.............................   411,431    423,247
     *Echo Investment SA............................... 1,181,980  2,253,812
      Elektrobudowa SA.................................     8,568    514,811
     *Elstar Oils SA...................................    26,132     52,654
      Emperia Holding SA...............................    29,617  1,260,636
     *Energomontaz Poludnie SA.........................    93,700    139,850
     *Eurocash SA......................................   190,324  2,330,320
      Fabryki Mebli Forte SA...........................    48,823    202,331
     *Famur SA.........................................   195,168    266,257
     *Farmacol SA......................................    50,868    613,725
     *Ferrum SA........................................     9,649     52,695
     *Gant Development SA..............................    47,730    251,022
     *Gastel Zurawie SA................................    76,145     18,325
      Grupa Kety SA....................................    39,137  1,934,224
     *Hydrobudowa Polska SA............................   269,342    231,453
     *Impexmetal SA....................................   414,860    786,530
     *Inter Cars SA....................................    12,283    406,110
     *Jutrzenka Holding SA.............................    30,000     40,781
     *JW Construction Holding SA.......................    33,866    197,208
     *Koelner SA.......................................    15,481     65,792
     *Kredyt Bank SA...................................    74,420    486,325
     *LC Corp. SA......................................   648,040    385,426
     *Lentex SA........................................    24,214    227,939
      LPP SA...........................................     1,751  1,417,895
     *MCI Management SA................................   107,357    346,402
     *MNI SA...........................................   253,024    312,709
     *Mondi Packaging Paper Swiecie SA.................    42,039  1,306,690
     *Mostostal Siedlce SA............................. 1,216,340  1,599,856
      Mostostal Warszawa SA............................    37,200    578,071
     *Mostostal Zabrze Holding SA......................   253,701    263,198
     *Multimedia Polska SA.............................   233,814    819,221
     *Netia Holdings SA................................   759,680  1,511,854
      NFI Empik Media & Fashion SA.....................    86,867    594,680
      NG2 SA...........................................    64,565  1,436,725
     *Noble Bank SA....................................    90,199    253,044
     *Optimus SA.......................................   194,049    664,791
     *Orbis SA.........................................   130,535  1,986,952
      PBG SA...........................................    22,212  1,373,056
     *Pekaes SA........................................    24,538     78,246
     *Petrolinvest SA..................................   139,262    537,217
     *Pfleiderer Grajewo SA............................    35,563    233,140
     *Pol-Aqua SA......................................     9,465     67,482
     *Polish Energy Partners SA........................    34,406    396,013
      Polnord SA.......................................    39,675    484,212
     *Polska Grupa Farmaceutyczna SA...................    34,417    694,169
     *Polski Koncern Miesny Duda SA....................   405,337    232,077
     *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.    85,304    651,695
      Qumak-Sekom SA...................................     3,881     22,311

                                     1316

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CONTINUED

                                                        Shares     Value++
                                                        ------     -----

      POLAND -- (Continued)........................
         Raciborska Fabryka Kotlow SA..............    215,305 $   981,349
         Sniezka SA................................      5,612      90,498
        *Stalexport SA.............................    571,434     271,344
         Stalprodukt SA............................      9,334   1,058,413
        *Sygnity SA................................     46,479     381,048
        *Synthos SA................................  2,064,706   3,504,866
        *Trakcja Polska SA.........................    186,284     245,459
        *Vistula Group SA..........................    232,490     182,153
         Zaklady Azotowe Pulawy SA.................     22,570   1,038,914
        *Zaklady Azotowe w Tarnowie-Moscicach SA...     37,189     532,035
        *Zaklady Chemiczne Police SA...............     50,407     286,920
         Zaklady Tluszcowe Kruszwica SA............     16,528     497,641
         Zelmer SA.................................     17,309     279,454
                                                               -----------
      TOTAL POLAND.................................             54,175,832
                                                               -----------

      SOUTH AFRICA -- (8.4%).......................
        *Acucap Properties, Ltd....................    130,290     724,118
         Adcock Ingram Holdings, Ltd...............    565,230   5,248,914
         Adcorp Holdings, Ltd......................    154,190     629,221
         Advtech, Ltd..............................    780,941     665,996
         AECI, Ltd.................................    459,895   6,012,681
         Afgri, Ltd................................  1,100,948   1,170,182
        #African Oxygen, Ltd.......................    528,543   1,489,028
        *AG Industries, Ltd........................ 32,496,618      99,000
         Allied Electronics Corp., Ltd.............    163,698     718,949
         Allied Technologies, Ltd..................    110,631   1,079,748
         Argent Industrial, Ltd....................     37,236      48,171
         Astral Foods, Ltd.........................    112,124   2,293,521
         Aveng, Ltd................................  1,051,746   5,588,707
         AVI, Ltd..................................  1,007,184   4,722,875
         Avusa, Ltd................................    404,845   1,505,626
         Basil Read Holdings, Ltd..................     62,825     123,061
        *Bell Equipment, Ltd.......................    158,539     323,750
         Blue Label Telecoms, Ltd..................    699,294     653,922
         Brait SA..................................    154,791     440,902
         Business Connexion Group, Ltd.............    362,346     270,360
         Capital Property Fund.....................    284,348     354,799
        #Capitec Bank Holdings, Ltd................    166,986   4,398,063
         Cashbuild, Ltd............................     50,787     718,639
         Caxton & CTP Publishers & Printers, Ltd...      2,486       5,388
         Ceramic Industries, Ltd...................     31,493     685,734
         Cipla Medpro South Africa, Ltd............    968,881   1,013,190
         City Lodge Hotels, Ltd....................    105,257   1,106,929
         Clicks Group, Ltd.........................    970,964   6,451,141
         Coronation Fund Managers, Ltd.............    273,295     789,648
        *Corpgro, Ltd..............................    241,136          --
        *Cullinan Holdings, Ltd....................    434,430      34,410
         Data Tec, Ltd.............................    582,336   3,269,446
         Datacentrix Holdings, Ltd.................    401,999     253,934
         Delta EMD, Ltd............................     83,032      97,303
         Discovery Holdings, Ltd...................     94,137     543,051
         Distell Group, Ltd........................    283,884   3,067,330
        *Distribution & Warehousing Network, Ltd...    258,997     277,327
         Dorbyl, Ltd...............................    222,291      99,942
        #Durban Roodeport Deep, Ltd................    722,728     436,487
         ElementOne, Ltd...........................    325,845     583,196
        *EOH Holdings, Ltd.........................     64,753     186,552
        *Eqstra Holdings, Ltd......................     91,632      93,649
        *Esorfranki, Ltd...........................     11,884       3,434
        #*Evraz Highveld Steel & Vanadium, Ltd.....    147,791   1,258,204
         Famous Brands, Ltd........................     74,103     474,940

                                     1317

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CONTINUED

                                                      Shares    Value++
                                                      ------    -----

        SOUTH AFRICA -- (Continued)..............
           Foschini Group, Ltd. (The)............    672,822 $9,287,008
           Gijima Group, Ltd.....................  2,805,267    290,365
           Gold Reef Resorts, Ltd................    338,580    840,950
           Grindrod, Ltd.........................  1,607,864  3,581,999
           Group Five, Ltd.......................    314,833  1,391,178
           Hudaco Industries, Ltd................    117,859  1,550,259
          *Hulamin, Ltd..........................    155,986    166,864
           Iliad Africa, Ltd.....................    362,139    404,090
           Illovo Sugar, Ltd.....................    877,046  3,801,997
           Imperial Holdings, Ltd................    380,116  6,746,036
          *JCI, Ltd..............................  3,131,151         --
           JD Group, Ltd.........................    983,807  7,191,413
           JSE, Ltd..............................    300,437  3,013,420
           Kap International Holdings, Ltd.......  1,834,945    696,368
           Lewis Group, Ltd......................    379,341  4,539,310
           Liberty Holdings, Ltd.................     15,296    167,735
           Life Healthcare Group Holdings, Ltd...    190,074    484,855
          *m Cubed Holdings, Ltd.................    385,000         --
          *Medi-Clinic Corp., Ltd................    922,677  4,072,251
           Merafe Resources, Ltd.................  5,592,756  1,269,189
           Metair Investments, Ltd...............    115,011    244,749
          *Metorex, Ltd..........................  2,210,741  2,481,770
           MMI Holdings, Ltd.....................  1,925,326  4,994,411
           Mr. Price Group, Ltd..................    693,186  7,101,614
           Murray & Roberts Holdings, Ltd........     22,733     86,940
           Mustek, Ltd...........................    784,364    615,540
          *Mvelaphanda Group, Ltd................    568,175    276,864
          *Mvelaserve, Ltd.......................    142,237    252,517
           Nampak, Ltd...........................  1,326,125  4,472,148
           Network Healthcare Holdings, Ltd......  1,500,952  3,240,738
           Nu-World Holdings, Ltd................     28,894     98,507
           Oceana Group, Ltd.....................    235,042  1,398,537
          *Omnia Holdings, Ltd...................    100,634  1,144,884
           Palabora Mining Co., Ltd..............     55,834  1,239,168
           Peregrine Holdings, Ltd...............    595,801  1,013,534
           Petmin, Ltd...........................    108,210     48,241
          *Pioneer Foods, Ltd....................    163,297  1,444,749
           Pretoria Portland Cement Co., Ltd.....  1,078,205  4,099,963
           PSG Group, Ltd........................    742,484  4,936,302
           Rainbow Chicken, Ltd..................    100,029    270,569
           Randgold & Exploration Co., Ltd.......     60,670     26,879
           Raubex Group, Ltd.....................    239,135    726,649
           Redefine Properties, Ltd..............     18,412     21,965
          *Resilient Property Income Fund, Ltd...    161,934    768,390
           Reunert, Ltd..........................    689,181  6,541,015
           Santam, Ltd...........................    119,932  2,374,975
           SecureData Holdings, Ltd..............    339,582     41,381
          *Sentula Mining, Ltd...................  2,055,316    907,227
          *Simmer & Jack Mines, Ltd..............  1,482,094    180,621
           Spar Group, Ltd. (The)................    622,477  9,234,629
           Spur Corp., Ltd.......................    385,267    793,294
           Stefanutti Stocks Holdings, Ltd.......     92,932    168,287
           Sun International, Ltd................    207,451  2,897,094
          *Super Group, Ltd...................... 16,981,587  2,047,152
           Telkom South Africa, Ltd..............    556,563  3,243,318
           Tongaat-Hulett, Ltd...................    629,016  9,191,761
          *Trans Hex Group, Ltd..................    153,546     58,676
           Trencor, Ltd..........................    131,549    697,443
           UCS Group, Ltd........................    144,872     45,190
           Value Group, Ltd......................    363,719    218,644
          *Vukile Property Fund, Ltd.............     99,233    214,953

                                     1318

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CONTINUED

                                                         Shares      Value++
                                                         ------      -----

   SOUTH AFRICA -- (Continued).......................
     *Wesizwe Platinum, Ltd..........................   439,532 $    151,563
      Wilson Bayly Holme-Ovcon, Ltd..................   190,920    3,297,011
      Woolworths Holdings, Ltd....................... 1,576,910    7,197,198
      Zeder Investments, Ltd.........................   868,966      323,324
                                                                ------------
   TOTAL SOUTH AFRICA................................            200,337,139
                                                                ------------

   SOUTH KOREA -- (13.0%)............................
     #Aekyung Petrochemical Co., Ltd.................     9,540      423,801
      Amorepacific Group.............................     8,059    1,587,853
     *Artone Paper Manufacturing Co., Ltd............         5           11
     #Asia Cement Manufacturing Co., Ltd.............     8,226      358,792
      Asia Paper Manufacturing Co., Ltd..............     8,880       80,049
     *Asiana Airlines, Inc...........................   250,750    2,225,525
     #AUK Corp.......................................   109,810      462,629
     #Baek Kwang Mineral Products Co., Ltd...........     1,860       35,626
     #*Baiksan Co., Ltd..............................    26,680      120,435
     #Basic House Co., Ltd. (The)....................    31,370      698,012
      Bing Grae Co., Ltd.............................    14,100      843,048
     #*BNG Steel Co., Ltd............................    22,140      442,690
     *Bongshin Co., Ltd..............................       450           55
     *Boo Kook Securities Co., Ltd...................     7,410      117,693
      Boryung Pharmaceutical Co., Ltd................    11,748      229,832
     *BS Financial Group, Inc........................   413,910    6,025,284
     #*Bu Kwang Pharmaceutical Co., Ltd..............    34,341      401,135
      BYC Co., Ltd...................................       710      103,380
     *Byuck San Corp.................................     7,590      148,912
     *Byuck San Engineering & Construction Co., Ltd..     5,590        7,008
     #Capro Corp.....................................    62,060    1,877,754
     #*Charm Engineering Co., Ltd....................    54,060      190,015
      Cheil Worldwide, Inc...........................   260,965    3,367,518
     #*Chin Hung International, Inc.................. 1,274,686      252,649
     *Cho Kwang Leather Co., Ltd.....................    10,640      112,689
      Choil Aluminum Manufacturing Co., Ltd..........     7,700       82,171
     #Chong Kun Dang Pharmaceutical Corp.............    27,162      723,618
     #Choongwae Holdings Co., Ltd....................    29,078       56,154
      Chosun Refractories Co., Ltd...................     2,653      155,889
     *Chungho Comnet Co., Ltd........................     2,320       15,510
     #CJ CGV Co., Ltd................................    33,580      875,905
     #CJ Cheiljedang Corp............................    23,413    5,434,748
      CJ Corp........................................    41,253    3,115,567
     *CJ E&M Corp....................................    16,804      702,208
     *CJ Seafood Corp................................    56,270      132,721
     #*CosmoAM&T Co., Ltd............................    21,350      139,650
     #*Cosmochemical Co., Ltd........................    14,640      198,005
      Crown Confectionery Co., Ltd...................     2,213      290,506
     #Dae Dong Industrial Co., Ltd...................    37,830      158,910
     #Dae Han Flour Mills Co., Ltd...................     2,987      452,023
     *Dae Ho Corp....................................       543           66
      Dae Won Kang Up Co., Ltd.......................    98,414      543,082
      Daechang Co., Ltd..............................   152,930      306,070
     #Daeduck Electronics Co., Ltd...................    84,107      900,300
      Daeduck Industries Co., Ltd....................    47,656      404,264
      Daegu Bank, Ltd................................   367,913    6,153,086
     *Daegu Department Store Co., Ltd................    17,380      185,803
      Daehan City Gas Co., Ltd.......................    11,541      314,497
      Daehan Steel Co., Ltd..........................    29,320      257,849
      Daehan Synthetic Fiber Co., Ltd................     1,832      134,730
     #Dae-II Corp....................................    34,170      297,824
      Daekyo Co., Ltd................................    98,400      524,360
     #*Daekyung Machinery & Engineering Co., Ltd.....    54,200      149,823
     *Daelim Industrial Co., Ltd.....................    46,223    5,227,996

                                     1319

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CONTINUED

                                                           Shares    Value++
                                                           ------    -----

    SOUTH KOREA -- (Continued).........................
       Daelim Trading Co., Ltd.........................    17,730 $   67,824
       Daesang Corp....................................    54,680    455,066
       Daesang Holdings Co., Ltd.......................    46,332    140,575
      #Daesung Group Partners Co., Ltd.................     2,223    130,789
       Daesung Holdings Co., Ltd.......................    28,944    273,225
       Daesung Industrial Co., Ltd.....................     4,535    132,741
       Daewon Pharmaceutical Co., Ltd..................    17,640    119,252
       Daewoong Co., Ltd...............................     6,546    101,094
      #Daewoong Pharmaceutical Co., Ltd................    15,016    569,801
       Dahaam E-Tec Co., Ltd...........................     2,200     42,875
      *Daishin Securities Co., Ltd.....................   118,940  1,607,974
      #Daou Technology, Inc............................    72,280    619,297
       DCM Corp........................................    16,780    217,960
      #Digital Power Communications Co., Ltd...........    50,540     94,600
      #Dong Ah Tire Industrial Co., Ltd................    23,075    201,121
      #Dong IL Rubber Belt Co., Ltd....................    34,362    186,415
      #Dong Yang Gang Chul Co., Ltd....................    84,530    337,299
      #Dong-A Pharmaceutical Co., Ltd..................    21,979  2,153,374
      #Dongaone Co., Ltd...............................   100,410    303,773
       Dongbang Agro Co., Ltd..........................    19,470    115,289
       Dongbu Corp.....................................    25,950    162,385
      #*Dongbu HiTek Co., Ltd..........................    61,913    882,554
       Dongbu Insurance Co., Ltd.......................    97,230  4,636,282
      *Dongbu Securities Co., Ltd......................    58,071    348,670
      #Dongbu Steel Co., Ltd...........................    59,636    525,014
       Dong-II Corp....................................     3,798    187,844
      #Dongil Industries Co., Ltd......................     3,540    260,129
       Dongil Paper Manufacturing Co., Ltd.............     6,080      7,573
      #Dongkuk Steel Mill Co., Ltd.....................   106,100  4,230,580
       Dongwha Pharm Co., Ltd..........................    47,870    231,978
       Dongwon F&B Co., Ltd............................     3,810    159,334
       Dongwon Industries Co., Ltd.....................     3,363    634,941
      #*Dongwon Systems Corp...........................   188,417    236,961
      #Dongyang Mechatronics Corp......................    61,081  1,027,328
      #Doosan Construction & Engineering Co., Ltd......   105,590    505,982
      #Doosan Corp.....................................    13,110  1,610,910
      #*DuzonBIzon Co., Ltd............................    44,330    439,419
      #E1 Corp.........................................     8,685    409,830
      *Eagon Industrial Co., Ltd.......................     8,930     53,228
      *Eugene Investment & Securities Co., Ltd......... 1,430,854    848,076
      #*F&F Co., Ltd...................................    25,470    199,823
      #*FCB Twelve Co., Ltd............................     3,717    294,225
      #*Firstech Co., Ltd..............................    78,999    178,801
      #*Foosung Co., Ltd...............................   116,899    906,063
       Fursys, Inc.....................................    14,315    361,506
      #Gaon Cable Co., Ltd.............................     5,224     99,228
       GIIR, Inc.......................................    14,410    138,662
      #Global & Yuasa Battery Co., Ltd.................    16,060    683,947
      *Golden Bridge Investment & Securities Co., Ltd..    56,620    112,901
      #*Grand Korea Leisure Co., Ltd...................    50,630    692,408
      #Green Cross Corp................................    12,411  1,612,160
       Green Cross Holdings Corp.......................     4,427    574,211
      *Green Non-Life Insurance Co., Ltd...............    19,867     79,453
       GS Global Corp..................................    23,436    396,558
       Gwangju Shinsegae Co., Ltd......................     1,820    309,877
      #*Hae In Co., Ltd................................    18,930    124,240
      #Halla Climate Control Corp......................   106,070  2,173,428
      #Halla Engineering & Construction Corp...........    38,242    809,905
      #Han Kuk Carbon Co., Ltd.........................    56,763    380,326
      *Han Yang Securities Co., Ltd....................    24,190    187,647
      #*Hanall Biopharma Co., Ltd......................    64,988    547,673

                                     1320

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CONTINUED

                                                               Shares    Value++
                                                               ------    -----

SOUTH KOREA -- (Continued)...................................
   Handok Pharmaceuticals Co., Ltd...........................  12,760 $  153,061
  #Handsome Corp.............................................  39,689    834,044
   Hanil Cement Manufacturing Co., Ltd.......................  11,659    562,422
  *Hanil Construction Co., Ltd...............................   5,422     18,436
  #Hanil E-Wha Co., Ltd......................................  58,890    724,818
  #*Hanjin Heavy Industries & Construction Co., Ltd..........  94,624  3,447,398
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd..  34,200    415,865
   Hanjin Shipping Co., Ltd..................................  22,699    590,706
  #Hanjin Shipping Holdings Co., Ltd.........................  45,364    589,681
  #Hanjin Transportation Co., Ltd............................  22,651    556,486
   Hankook Cosmetics Manufacturing Co., Ltd..................   5,280     23,411
  #Hankook Shell Oil Co., Ltd................................   1,867    365,823
  *Hankook Synthetics, Inc...................................     550         49
   Hankuk Glass Industries, Inc..............................  12,900    378,974
  #Hankuk Paper Manufacturing Co., Ltd.......................   7,250    149,014
  #*Hanmi Holdings Co., Ltd..................................   4,911    154,543
  #*Hanmi Pharm Co., Ltd.....................................  13,179    939,906
  #Hanmi Semiconductor Co., Ltd..............................  24,980    211,415
  #Hansae Co., Ltd...........................................  16,560    102,919
  *Hansae Yes24 Holdings Co., Ltd............................   5,520     15,687
   Hanshin Construction Co., Ltd.............................     530      4,311
   Hansol Chemical Co., Ltd..................................  18,390    347,012
   Hansol CSN Co., Ltd.......................................  65,160     87,176
  *Hansol HomeDeco Co., Ltd..................................  64,500     66,556
  #Hansol LCD, Inc...........................................  19,690    859,471
  #Hansol Paper Co., Ltd..................................... 105,120    809,632
  #Hanssem Co., Ltd..........................................  30,600    393,392
   Hanwha Chemical Corp......................................   4,584    204,578
  *Hanwha General Insurance Co., Ltd.........................  63,598    530,240
  *Hanwha Securities Co., Ltd................................ 150,111  1,017,012
   Hanwha Timeworld Co., Ltd.................................   6,330    115,084
   Heung-A Shipping Co., Ltd.................................  81,780     83,336
  *Heungkuk Fire & Marine Insurance Co., Ltd.................  71,447    354,601
  #*Hite Brewery Co., Ltd....................................  12,952  1,421,051
  #Hite Holdings Co., Ltd....................................  16,400    243,834
  *HMC Investment Securities Co., Ltd........................  41,450    917,781
  #Hotel Shilla Co., Ltd.....................................  91,568  2,251,541
   HS R&A Co., Ltd...........................................  11,420    251,352
  #*Huchems Fine Chemical Corp...............................  61,778  1,431,879
  #Husteel Co., Ltd..........................................  11,820    226,636
  *Hwa Sung Industrial Co., Ltd..............................  12,520     39,452
   Hwacheon Machine Tool Co., Ltd............................     510     29,097
  #Hwashin Co., Ltd..........................................  48,120    838,942
  *Hyosung T & C Co., Ltd....................................  60,227  4,943,455
  *Hyundai Cement Co., Ltd...................................  10,770     64,608
  #Hyundai Corp..............................................  21,801    601,587
  #Hyundai Department Store Co., Ltd.........................  35,437  5,199,202
  #Hyundai Development Co.................................... 160,340  4,391,646
   Hyundai DSF Co., Ltd......................................  14,050    154,908
  #Hyundai Elevator Co., Ltd.................................  10,286    994,793
  #Hyundai Engineering Plastics Co., Ltd.....................  48,130    401,021
   Hyundai Greenfood Co., Ltd................................ 127,750  1,503,422
  #Hyundai Hysco.............................................  91,740  3,743,136
   Hyundai Marine & Fire Insurance Co., Ltd.................. 152,220  4,005,267
  *Hyundai Mipo Dockyard Co., Ltd............................  22,255  3,952,755
  *Hyundai Securities Co..................................... 359,940  4,565,715
  #*IHQ, Inc.................................................   7,110      8,646
   Il Dong Pharmaceutical Co., Ltd...........................   7,743    295,876
  *Il Yang Pharmaceutical Co., Ltd...........................  29,568    482,562
   Iljin Diamond Co., Ltd....................................  18,980    174,852
  #*Iljin Display Co., Ltd...................................  36,348    352,811

                                     1321

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CONTINUED

                                                        Shares    Value++
                                                        ------    -----

       SOUTH KOREA -- (Continued).....................
         #Iljin Electric Co., Ltd.....................  47,359 $  375,048
          Iljin Holdings Co., Ltd.....................  36,872    121,182
         #Ilshin Spinning Co., Ltd....................   2,912    269,860
          Ilsung Pharmaceutical Co., Ltd..............   2,444    183,214
          InziControls Co., Ltd.......................   1,260      6,184
          IS Dongseo Co., Ltd.........................  24,528    600,278
         #ISU Chemical Co., Ltd.......................  22,710    503,039
         #IsuPetasys Co., Ltd.........................  66,150    328,281
          Jahwa Electronics Co., Ltd..................  27,330    135,557
         #Jeil Pharmaceutical Co......................  19,870    231,778
          Jeonbuk Bank, Ltd........................... 121,289    665,406
         *Jinheung Savings Bank.......................  39,019     90,624
         #*Jinro, Ltd.................................  17,670    598,801
          JS Cable Co., Ltd...........................   4,540     38,502
         #JW Pharmaceutical Corp......................  15,806    229,811
         #K.C. Tech Co., Ltd..........................  48,719    378,023
         *KC Cottrell Co., Ltd........................   9,450    184,610
         *KCO Energy, Inc.............................     120        560
         #*Keangnam Enterprises, Ltd..................  25,833    277,602
         *KEPCO Engineering & Construction Co., Inc...  21,563  1,407,758
         #KEPCO Plant Service & Engineering Co., Ltd..  24,648    754,700
          Keyang Electric Machinery Co., Ltd..........  24,590     61,420
         #KG Chemical Corp............................  16,760    138,379
         #*KIC, Ltd...................................  23,030     73,888
          KISCO Corp..................................  10,860    335,492
          Kishin Corp.................................  49,420    265,263
         #KISWIRE, Ltd................................  16,702    627,884
         *KIWOOM Securities Co., Ltd..................  31,114  1,861,212
         *KleanNara Co., Ltd..........................   6,710     30,167
          Kolon Corp..................................   9,759    261,872
         #*Kolon Engineering & Construction Co., Ltd..  50,730    192,695
         #Kolon Industries, Inc.......................  40,736  3,304,575
         *Korea Cast Iron Pipe Co., Ltd...............  36,370    138,409
         #*Korea Circuit Co., Ltd.....................  30,720    244,465
         #Korea Cottrell Co., Ltd.....................  32,814     94,032
         #*Korea Development Co., Ltd.................  29,710    108,979
         *Korea Development Leasing Corp..............   7,597    130,552
          Korea Electric Terminal Co., Ltd............  14,990    319,283
          Korea Export Packing Industries Co., Ltd....   3,990     45,837
         #*Korea Express Co., Ltd.....................  24,769  2,439,110
          Korea Flange Co., Ltd.......................   9,240    177,881
          Korea Gas Corp..............................  69,180  2,206,810
         *Korea Investment Holdings Co., Ltd.......... 113,950  4,474,221
          Korea Iron & Steel Co., Ltd.................   3,462    131,187
         #*Korea Kolmar Co., Ltd......................  54,467    391,201
         #Korea Komho Petrochemical Co., Ltd..........  28,640  5,458,512
         #*Korea Line Corp............................  25,769    145,655
          Korea Petrochemical Industrial Co., Ltd.....   5,390    644,820
         *Korea Reinsurance Co., Ltd.................. 196,159  2,253,197
         *Korea Savings Bank..........................   7,079     45,912
         *Korea United Pharm, Inc.....................  23,310    152,604
         #Korean Air Terminal Service Co., Ltd........   5,480    214,926
         #KP Chemical Corp............................ 121,051  2,987,818
          KPX Chemical Co., Ltd.......................   4,639    251,895
         #*KPX Fine Chemical Co., Ltd.................   3,966    148,602
          KPX Holdings Corp...........................   3,008    145,925
         *KTB Investement & Securities Co., Ltd....... 154,260    591,248
         #Kukdo Chemical Co., Ltd.....................   9,229    614,641
         #Kumho Electric Co., Ltd.....................   9,612    279,956
         #*Kumho Industrial Co., Ltd..................  10,245    113,250
         *Kumho Investment Bank....................... 145,230     84,279

                                     1322

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

     SOUTH KOREA -- (Continued)........................
       #*Kumho Tire Co., Inc...........................  29,999 $  532,688
        Kumkang Industrial Co., Ltd....................   1,730     21,942
        Kunsul Chemical Industrial Co., Ltd............   8,190    120,381
       #Kwang Dong Pharmaceutical Co., Ltd............. 101,240    296,483
       #*Kwang Myung Electric Engineering Co., Ltd.....  58,300    110,667
        Kyeryong Construction Industrial Co., Ltd......  12,870    169,689
       *Kyobo Securities Co., Ltd......................  50,950    356,968
        Kyung Dong Navien Co., Ltd.....................   8,700     45,381
       #Kyungbang Co., Ltd.............................   1,457    155,842
        Kyungdong City Gas Co., Ltd....................   4,864    221,981
        Kyung-In Synthetic Corp........................  62,430    214,071
        Kyungnam Energy Co., Ltd.......................  28,770     77,943
        LG Fashion Corp................................  47,865  1,484,189
       #*LG Hausys, Ltd................................  18,580  1,381,491
       #LG Innotek Co., Ltd............................  28,600  2,888,765
       #LG International Corp..........................  81,942  3,248,465
       #*LG Life Sciences, Ltd.........................  31,935  1,365,937
        LG Uplus Corp.................................. 409,010  2,484,857
        LIG Insurance Co., Ltd......................... 101,430  2,504,602
        Livart Furniture Co., Ltd......................  11,180     77,646
       #Lotte Chilsung Beverage Co., Ltd...............   1,907  2,040,492
       #Lotte Confectionary Co., Ltd...................   2,145  3,174,981
       #Lotte Midopa Co., Ltd..........................  61,160    894,092
       *Lotte Non-Life Insurance Co., Ltd..............  48,040    309,548
       #Lotte Sam Kang Co., Ltd........................   1,998    606,073
       #*Lotte Tour Development Co., Ltd...............   5,730     99,974
       #LS Corp........................................  25,344  2,809,239
       #LS Industrial Systems Co., Ltd.................  42,314  3,143,943
        Macquarie Korea Infrastructure Fund............ 607,601  2,869,175
        Manho Rope & Wire Co., Ltd.....................   3,950     61,427
       *Meritz Finance Holdings Co., Ltd...............  65,252    317,460
        Meritz Fire Marine Insurance Co., Ltd.......... 228,355  2,622,772
        Meritz Securities Co., Ltd..................... 564,075    495,524
        Mi Chang Oil Industrial Co., Ltd...............     981     44,216
       *Mirae Asset Securities Co., Ltd................  67,534  2,736,659
       *Miwon Chemicals Co., Ltd.......................     378     47,795
        Miwon Commercial Co., Ltd......................     702     71,213
       *Miwon Specialty Chemical Co., Ltd..............     448     65,819
        Moorim P&P Co., Ltd............................  20,970    306,239
       #Moorim Paper Co., Ltd..........................  27,948    215,677
        Motonic Corp...................................  20,900    195,219
       #Namhae Chemical Corp...........................  63,074    831,867
       #*Namkwang Engineering & Construction Co., Ltd..  54,497     80,999
       #*Namsun Aluminum Co., Ltd...................... 147,140    127,316
        Namyang Dairy Products Co., Ltd................   1,213    912,905
       #*Nasan Co., Ltd................................  23,824     20,378
       #National Plastic Co............................  32,500     73,066
        Nexen Corp.....................................   4,130    313,216
       #Nexen Tire Corp................................  92,690  1,541,595
       *NH Investment & Securities Co., Ltd............  78,776    633,351
       *NICE Holdings Co., Ltd.........................      77      4,334
        NICE Information Service Co., Ltd..............      97      2,705
       #NK Co., Ltd....................................  37,300    193,663
       #Nong Shim Holdings Co., Ltd....................   5,210    304,891
       #NongShim Co., Ltd..............................   8,827  2,053,643
        Noroo Holdings Co., Ltd........................  13,345     75,869
        Noroo Paint Co., Ltd...........................  14,277     41,179
       #*Orientbio, Inc................................ 106,060     80,696
       #ORION Corp.....................................  10,091  3,916,574
        Ottogi Corp....................................   3,910    483,659
        Pacific Pharmaceutical Co., Ltd................   2,030     47,099

                                     1323

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

    SOUTH KOREA -- (Continued)..........................
      *PaperCorea, Inc..................................  14,790 $   92,413
      #Poongsan Corp....................................  51,391  1,957,950
       Poongsan Holdings Corp...........................  11,707    391,016
       POSCO Coated & Color Steel Co., Ltd..............   6,320    172,797
       Pulmuone Co., Ltd................................   2,916    107,163
      *Pum Yang Construction Co., Ltd...................  12,016     33,251
       Pusan City Gas Co., Ltd..........................  15,320    275,903
      #*RNL BIO Co., Ltd................................ 192,710    577,076
      #S&T Corp.........................................  10,323    180,484
      #S&T Daewoo Co., Ltd..............................  15,100    439,726
      #S&T Dynamics Co., Ltd............................  62,482    968,552
      #S&T Holdings Co., Ltd............................  31,368    414,795
      #*S&T Motors Co., Ltd............................. 156,480     94,903
      #S1 Corp..........................................  48,383  2,363,023
      #*Saehan Industries, Inc.......................... 651,800    832,279
       Saeron Automotive Corp...........................  30,790    155,833
      #Sajo Industries Co., Ltd.........................   8,800    509,921
      #*Sajodaerim Corp.................................   7,170    156,195
      #Sam Jin Pharmaceutical Co., Ltd..................  31,646    286,463
       Sam Kwang Glass Industrial Co., Ltd..............   5,571    372,120
      *Sam Lip General Foods Co., Ltd...................   7,690     90,483
       Sam Yung Trading Co., Ltd........................  19,237    109,908
      #Sambu Construction Co., Ltd......................  12,062    143,508
      #Samchully Co., Ltd...............................   7,607    724,786
      #Samho Development Co., Ltd.......................  31,127     70,816
       Samhwa Crown & Closure Co., Ltd..................     412      7,892
       Samhwa Paints Industrial Co., Ltd................  26,400     92,506
      #Samick Musical Instruments Co., Ltd.............. 146,160    163,904
       Samick THK Co., Ltd..............................  32,610    271,241
      #Samsung Climate Control Co., Ltd.................   6,810     50,947
      #Samsung Fine Chemicals Co., Ltd..................  47,015  3,485,577
      #Samwha Capacitor Co., Ltd........................  16,200    162,980
       Samwhan Corp.....................................  20,890    152,417
       Samyang Corp.....................................  14,315  1,110,026
      #Samyang Foods Co., Ltd...........................  10,060    223,795
       Samyang Genex Co., Ltd...........................   4,129    242,670
       Samyang Tongsang Co., Ltd........................   1,760     36,748
      *Samyoung Chemical Co., Ltd.......................   2,170     77,352
      #Samyoung Electronics Co., Ltd....................  24,820    277,470
      *SAVEZONE I&C Corp................................  12,100     26,590
      #*SBS Media Holdings Co., Ltd.....................  98,570    261,658
      #Seah Besteel Corp................................  30,131  1,548,639
       SeAH Holdings Corp...............................   4,622    608,620
      #SeAH Steel Corp..................................   6,214    530,735
       Sebang Co., Ltd..................................  26,315    405,789
      #Sejong Industrial Co., Ltd.......................  30,130    574,311
       Seoul City Gas Co., Ltd..........................   3,590    175,537
      #Seowon Co., Ltd..................................  44,810    156,766
      #*Serim Paper Manufacturing Co., Ltd..............  32,013     90,635
      #Sewon Cellontech Co., Ltd........................  59,821    220,380
       Shell-Line Co., Ltd..............................   7,600     33,089
       Shin Won Corp....................................  91,390    112,014
      *Shin Young Securities Co., Ltd...................  11,500    386,918
      #*Shinhan Engineering & Construction Co., Ltd.....   3,676     16,438
       Shinpoong Pharmaceutical Co., Ltd................   5,171    197,825
       Shinsegae Engineering & Construction Co., Ltd....   2,990     36,895
       Shinsegae Information & Communication Co., Ltd...   2,011    102,460
      #Shinsung Solar Energy Co., Ltd...................  71,740    645,801
      #Silla Trading Co., Ltd...........................  12,540    188,462
       Sindo Ricoh Co., Ltd.............................  11,169    550,279
       SJM Co., Ltd.....................................  10,868     87,657

                                     1324

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CONTINUED

                                                      Shares      Value++
                                                      ------      -----

      SOUTH KOREA -- (Continued)....................
         SJM Holdings Co., Ltd......................  11,641 $     42,144
        #SK Chemicals Co., Ltd......................  40,715    2,876,236
        #SK Gas Co., Ltd............................   9,960      472,773
         SK Networks Co., Ltd....................... 239,430    2,653,332
        #SKC Co., Ltd...............................  56,187    3,231,851
        #*SL Corp...................................  24,960      658,651
        *Solomon Savings Bank.......................  11,267       26,116
         Songwon Industrial Co., Ltd................  26,480      371,051
        *Ssangyong Cement Industrial Co., Ltd.......  79,381      505,841
        #STX Corp...................................  77,492    1,933,696
        #STX Engine Co., Ltd........................  59,422    1,609,751
        #STX Offshore & Shipbuilding Co., Ltd....... 142,550    4,208,894
        #STX Pan Ocean Co., Ltd..................... 311,490    2,528,115
         Suheung Capsule Co., Ltd...................  16,620      159,958
        #*Sung Jin Geotec Co., Ltd..................  39,150      653,725
        #*Sung Shin Cement Co., Ltd.................  25,380       71,361
        *Sungchang Enterprise Holdings, Ltd.........   8,030       85,117
        #*Sunjin Co., Ltd...........................  11,625      115,529
        *Sunjin Holdings Co., Ltd...................   1,979       45,192
        *Sunkyong Securities Co., Ltd............... 633,890    1,257,272
        #Tae Kwang Industrial Co., Ltd..............     944    1,338,591
        #Tae Kyung Industrial Co., Ltd..............  33,700      141,208
        #Taeyoung Engineering & Construction........ 123,700      647,179
        #*Tai Han Electric Wire Co., Ltd............ 248,653    1,204,155
         Tai Lim Packaging Industries Co., Ltd...... 125,830      151,958
        #TCC Steel..................................  18,255      115,572
        *Tec & Co................................... 250,710       35,259
        *Teems, Inc.................................   1,244       30,646
         Telcoware Co., Ltd.........................   9,000       62,705
        *Tong Yang Life Insurance...................  55,120      658,994
        *Tong Yang Major Corp....................... 353,178      620,880
        *Tong Yang Moolsan Co., Ltd.................  11,270      192,581
        *Tong Yang Securities, Inc.................. 228,816    1,684,821
        *Trigem Computer, Inc.......................       2           --
        #TS Corp....................................   6,600      270,984
         Uangel Corp................................  12,280       42,340
        #Unid Co., Ltd..............................   7,745      525,565
         Union Steel Manufacturing Co., Ltd.........  13,912      327,183
        #*VGX International, Inc....................  18,440       21,063
        *Whanin Pharmaceutical Co., Ltd.............  29,150      189,148
        #Woongjin Coway Co., Ltd.................... 142,150    4,750,618
        #*Woongjin Holdings Co., Ltd................ 108,167      910,668
        #Woongjin Thinkbig Co., Ltd.................  43,429      699,930
         Woori Financial Co., Ltd...................  23,600      390,203
        *Woori Investment & Securities Co., Ltd..... 252,470    5,068,309
        #WooSung Feed Co., Ltd......................  17,000       25,157
         YESCO Co., Ltd.............................   5,950      134,990
         Yoosung Enterprise Co., Ltd................  34,546       89,076
        #Youlchon Chemical Co., Ltd.................  32,710      270,392
         Young Poong Corp...........................   2,492    2,160,352
        *Young Poong Mining & Construction Corp.....   1,580           81
         Young Poong Paper Manufacturing Co., Ltd...     570        7,209
         Youngone Corp..............................  60,704      637,883
         Youngone Holdings Co., Ltd.................  19,846      679,346
        #Yuhan Corp.................................  24,084    3,224,351
        *Yuhwa Securities Co., Ltd..................  12,910      178,957
        #*Yungjin Pharm Co., Ltd.................... 183,532      170,155
        *ZeroOne Interactive Co., Ltd...............   3,200           45
                                                             ------------
      TOTAL SOUTH KOREA.............................          310,967,968
                                                             ------------

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CONTINUED

                                                        Shares    Value++
                                                        ------    -----

      TAIWAN -- (12.8%).............................
        *A.G.V. Products Corp.......................   906,782 $  437,576
         Ability Enterprise Co., Ltd................   807,076  1,216,499
        *Abocom Systems, Inc........................       470        170
         Acbel Polytech, Inc........................   777,599    594,945
         Accton Technology Corp..................... 1,029,000    680,472
         Ace Pillar Co., Ltd........................    79,000    202,259
        *Action Electronics Co., Ltd................   386,000    133,913
         Adlink Technology, Inc.....................   186,000    378,801
         Advancetek Enterprise Co., Ltd.............   203,000    175,942
         Advantech Co., Ltd.........................   240,000    796,247
        *ALI Corp...................................   546,000    762,342
         Allis Electric Co., Ltd....................   266,000    104,232
         Alpha Networks, Inc........................   578,763    462,701
         Altek Corp.................................   690,624    958,750
         Ambassador Hotel (The).....................   597,000    990,191
        *Ampoc Far East Co., Ltd....................   195,444    142,867
         Amtran Technology Co., Ltd................. 1,783,011  1,585,951
        *APCB, Inc..................................   205,000    205,555
         Apex Biotechnology Corp....................   205,380    509,886
        *Apex Medical Corp..........................    95,000    139,446
         Apex Science & Engineering Corp............   211,960     85,975
        *Arima Communications Corp..................   665,000    323,320
        *Arima Optoelectronics Corp.................   459,195    196,127
         Asia Chemical Corp.........................   559,000    372,513
        *Asia Optical Co, Inc.......................   516,000    994,694
         Asia Polymer Corp..........................   595,123  1,070,542
         Asia Vital Components Co., Ltd.............   514,958    574,718
         ASROCK, Inc................................    75,000    285,821
         Aten International Co., Ltd................   197,479    383,151
         Audix Corp.................................   138,000    176,305
         Aurora Corp................................   541,499  1,006,389
         Aurora Systems Corp........................   244,244    257,357
        *AV Tech Corp...............................    88,000    301,597
         Avermedia Technologies, Inc................   483,446    630,436
         Avision, Inc...............................   383,000    278,421
         Awea Mechantronic Co., Ltd.................    84,000    103,502
        *Bank of Kaohsiung..........................   423,000    206,913
        *Basso Industry Corp., Ltd..................   147,000    129,362
         BES Engineering Corp....................... 3,195,750  1,094,333
         Biostar Microtech International Corp.......   295,975    176,469
         Bright Led Electronics Corp................   261,520    288,280
         C Sun Manufacturing, Ltd...................   255,221    237,902
         Cameo Communications, Inc..................   401,810    181,582
         Capital Securities Corp.................... 2,939,736  1,433,790
        *Career Technology (MFG) Co., Ltd...........   588,000  1,244,890
        *Carnival Industrial Corp...................   656,000    232,964
         Cathay Chemical Works, Inc.................    30,000     14,667
         Cathay Real Estate Development Co., Ltd.... 1,621,000    840,504
         Central Reinsurance Co., Ltd...............   826,402    512,401
         Chain Qui Development Co., Ltd.............   226,083    192,049
         Champion Building Materials Co., Ltd.......   667,851    574,849
        *Chang Wah Electromaterials, Inc............    66,000    303,719
         Charoen Pokphand Enterprises Co., Ltd......   376,000    255,084
         Cheng Loong Corp........................... 2,054,330  1,016,721
         Cheng Uei Precision Industry Co., Ltd......   871,720  1,753,327
         Chenming Mold Industrial Corp..............   297,437    588,101
         Chia Hsin Cement Corp...................... 1,089,670    686,200
        *Chia Hsin Food & Synthetic Fiber Co., Ltd..    97,211         --
         Chicony Electronics Co., Ltd...............   917,846  1,810,662
         Chien Kuo Construction Co., Ltd............   469,872    270,903
        *Chien Shing Stainless Steel Co., Ltd.......   389,000     94,325

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CONTINUED

                                                          Shares    Value++
                                                          ------    -----

     TAIWAN -- (Continued)............................
        Chilisin Electronics Corp.....................   207,535 $  201,608
        China Chemical & Pharmaceutical Co............   563,000    527,720
       *China Ecotek Corp.............................   170,000    402,848
        China Electric Manufacturing Co., Ltd.........   694,900    613,831
        China General Plastics Corp...................   665,000    352,119
        China Glaze Co., Ltd..........................   361,139    313,742
        China Hi-Ment Corp............................   308,348    465,470
        China Life Insurance Co., Ltd................. 2,117,851  2,480,297
       *China Man-Made Fiber Co., Ltd................. 2,399,879  1,121,705
        China Metal Products Co., Ltd.................   532,726    560,952
        China Motor Co., Ltd.......................... 1,420,609  1,346,901
       *China Petrochemical Development Corp..........   550,000    686,363
       *China Rebar Co., Ltd..........................    55,174         --
        China Steel Chemical Corp.....................   412,554  2,541,560
        China Steel Structure Co., Ltd................   291,000    306,923
        China Synthetic Rubber Corp................... 1,097,563  1,176,341
       *China United Trust & Investment Corp..........   164,804         --
       *China Wire & Cable Co., Ltd...................   521,000    211,467
        Chinese Maritime Transport, Ltd...............   422,850    885,156
       *Ching Feng Home Fashions Industries Co., Ltd..   199,403     53,843
        Chin-Poon Industrial Co., Ltd.................   858,207    712,643
       *Chipbond Technology Corp......................    25,000     37,803
        Chong Hong Construction Co....................   347,580    842,302
       *Chou Chin Industrial Co., Ltd.................       825         --
       *Chroma Ate, Inc...............................   649,828  2,146,076
       *Chun Yu Works & Co., Ltd......................   469,000    158,680
        Chun Yuan Steel Industrial Co., Ltd........... 1,046,536    572,889
        Chung Hsin Electric & Machinery Co., Ltd......   778,000    489,761
       *Chung Hung Steel Corp......................... 1,821,134  1,086,761
       *Chung Hwa Pulp Corp........................... 1,084,594    629,771
       *Chungwa Picture Tubes Co., Ltd................ 7,635,000  1,026,910
       *Chuwa Wool Industry Co., Ltd..................   105,515    148,473
        Clevo Co., Ltd................................   713,000  1,634,287
       *CMC Magnetics Corp............................ 6,634,960  1,616,277
        Collins Co., Ltd..............................   462,700    225,950
       *Compal Communications, Inc....................   640,000    547,107
       *Compeq Manufacturing Co., Ltd................. 2,261,000  1,311,906
       *Continental Holdings Corp..................... 1,297,067    595,628
       *Cosmo Electronics Corp........................   214,137    216,808
       *Cosmos Bank Taiwan............................   262,740     74,100
        Coxon Precise Industrial Co., Ltd.............   214,000    437,440
        CSBC Corp. Taiwan.............................   716,000    702,504
        CTCI Corp..................................... 1,030,013  1,303,607
        CviLux Corp...................................    86,450    137,202
       *CX Technology Co., Ltd........................    62,368     28,379
       *Cyberlink Corp................................   220,025    628,719
        Cybertan Technology, Inc......................   653,779    663,006
        DA CIN Construction Co., Ltd..................   482,711    323,800
        Darfon Electronics Corp.......................   444,550    567,776
       *Davicom Semiconductor, Inc....................   127,345    139,882
       *De Licacy Industries Co., Ltd.................    70,000     25,359
        Delpha Construction Co., Ltd..................   403,410    218,621
        Depo Auto Parts Industrial Co., Ltd...........   136,000    342,530
       *Der Pao Construction Co., Ltd.................   476,000     13,629
        Diamond Flower Electric Instrument Co., Ltd...   203,524    206,362
        D-Link Corp................................... 1,381,665  1,318,886
        Dynamic Electronics Co., Ltd..................   460,000    306,536
       *Eastern Media International Corp.............. 2,366,337    574,087
        Eclat Textile Co., Ltd........................   248,146    384,169
        Edom Technology Co., Ltd......................   238,776    116,429
       *Elan Microelectronics Corp....................   835,715  1,080,040

                                     1327

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CONTINUED

                                                            Shares    Value++
                                                            ------    -----

  TAIWAN -- (Continued).................................
    *E-Lead Electronic Co., Ltd.........................   105,942 $  110,040
     E-LIFE MALL Corp., Ltd.............................   123,000    213,466
     Elite Advanced Laser Corp..........................   143,000    464,301
     Elite Material Co., Ltd............................   534,160    551,572
    *Elite Semiconductor Memory Technology, Inc.........   490,200    754,737
     Elitegroup Computer Systems Co., Ltd............... 1,605,182    558,804
    *Enlight Corp.......................................    44,969      6,413
    *EnTie Commercial Bank..............................   788,603    445,893
     Eternal Chemical Co., Ltd.......................... 1,380,804  1,660,114
    *Everest Textile Co., Ltd...........................   830,562    241,239
     Everfocus Electronics Corp.........................    89,000     50,055
     Evergreen International Storage & Transport Corp... 1,691,000  1,497,088
     Everlight Chemical Industrial Corp.................   655,000    653,776
     Everlight Electronics Co., Ltd.....................   666,000  1,906,706
    *Everspring Industry Co., Ltd.......................   255,000     81,143
    *Evertop Wire Cable Corp............................    45,461     11,852
    *Excel Cell Electronics Co., Ltd....................   143,000     89,038
     Excelsior Medical Co., Ltd.........................   149,140    503,643
     Far Eastern Department Stores Co., Ltd.............   214,000    378,851
     Far Eastern International Bank..................... 2,855,096  1,373,513
     Faraday Technology Corp............................   626,000    931,342
    *Farglory F T Z Investment Holding Co., Ltd.........   174,000    201,573
    *Favite, Inc........................................   108,000    124,743
     Federal Corp.......................................   801,623    545,202
     Feng Hsin Iron & Steel Co., Ltd....................   799,100  1,460,500
     Feng Tay Enterprise Co., Ltd.......................   839,054    922,868
    *FIC Global, Inc....................................     9,551      4,020
     First Copper Technology Co., Ltd...................   703,000    350,947
     First Hotel........................................   463,200    471,920
     First Insurance Co., Ltd...........................   531,179    369,553
     First Steamship Co., Ltd...........................   335,200    813,772
    *FLEXium Interconnect, Inc..........................   251,043    584,771
     Flytech Technology Co., Ltd........................   129,937    386,127
    *Forhouse Corp......................................   981,635    921,665
    *Formosa Advanced Technologies Co., Ltd.............   302,000    388,943
    *Formosa Epitaxy, Inc...............................   633,811    726,180
     Formosa International Hotels Corp..................    49,800    928,229
    *Formosa Oilseed Processing Co., Ltd................   256,671    137,978
     Formosan Rubber Group, Inc.........................   905,000    921,004
    *Formosan Union Chemical Corp.......................   494,000    320,202
    *Fortune Electric Co., Ltd..........................   502,078    425,388
    *Founding Construction & Development Co., Ltd.......   259,264    207,932
    *Froch Enterprise Co., Ltd..........................   396,000    244,853
    *FU I Industrial Co., Ltd...........................    97,900     31,475
     Fullerton Technology Co., Ltd......................   169,637    238,935
     Fwusow Industry Co., Ltd...........................   482,920    279,792
     G Shank Enterprise Co., Ltd........................   382,013    294,067
     Gamma Optical Co., Ltd.............................   115,800     70,252
     Gem Terminal Industries Co., Ltd...................   302,386    207,224
    *Gemtek Technology Corp.............................   610,019    784,884
     General Plastic Industrial Co., Ltd................   110,680    137,340
    *Genesis Photonics, Inc.............................   253,965    843,317
    *Genius Electronic Optical Co., Ltd.................    65,030    641,954
     GeoVision, Inc.....................................    68,000    304,123
     Getac Technology Corp..............................   809,360    411,809
     Giant Manufacture Co., Ltd.........................   660,776  2,643,485
    *Giantplus Technology Co., Ltd......................   456,900    311,273
     Giga Solution Tech Co., Ltd........................   148,000    108,847
     Giga Storage Corp..................................   513,601    835,562
     Giga-Byte Technology Co., Ltd...................... 1,390,800  1,447,084
     Gintech Energy Corp................................   661,559  1,885,218

                                     1328

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CONTINUED

                                                            Shares    Value++
                                                            ------    -----

   TAIWAN -- (Continued)...............................
     *Global Brands Manufacture, Ltd...................    381,710 $  239,448
      Global Mixed Mode Technology, Inc................    151,000    620,751
      Global Unichip Corp..............................    173,000    547,891
      Globe Union Industrial Corp......................    426,944    476,372
     *Gold Circuit Electronics, Ltd....................  1,039,227    459,791
      Goldsun Development & Construction Co., Ltd......  3,036,290  1,540,180
      Good Will Instrument Co., Ltd....................    148,176    124,254
      Grand Pacific Petrochemical Corp.................  1,462,000  1,001,713
      Grape King, Inc..................................    196,000    313,762
      Great China Metal Industry Co., Ltd..............    462,000    581,716
     *Great Taipei Gas Co., Ltd........................    846,000    542,275
      Great Wall Enterprise Co. Ltd....................    831,275  1,033,839
     *Greatek Co., Ltd.................................  1,222,688  1,124,222
      Green Energy Technology, Inc.....................    357,033  1,462,353
     *GTM Corp.........................................    338,000    243,515
      Hannstar Board Corp..............................    481,096    291,142
     *HannStar Display Corp............................ 12,203,738  2,151,867
     *HannStar Touch Solution, Inc.....................  1,577,130  1,435,713
      Hanpin Co., Ltd..................................    120,800     69,078
     *Harvatek Corp....................................    292,659    327,036
      Hey Song Corp....................................  1,109,000  1,016,180
      Highwealth Construction Corp.....................  1,037,871  2,307,082
     *Hiti Digital, Inc................................    158,000    160,891
      Hitron Technologies, Inc.........................    237,213    183,050
     *Ho Tung Holding Corp.............................  1,124,275    791,009
     *Hocheng Corp.....................................    581,700    238,136
     *Hold-Key Electric Wire & Cable Co., Ltd..........    337,079    227,606
      Holiday Entertainment Co., Ltd...................     48,800     55,481
      Holtek Semiconductor, Inc........................    357,000    523,216
      Holy Stone Enterprise Co., Ltd...................    614,183    764,881
     *Hong Ho Precision Textile Co., Ltd...............     37,000     23,830
      Hong Tai Electric Industrial Co., Ltd............    567,000    271,913
     *Hong Yi Fiber Industry Co., Ltd..................    158,320     85,943
      Honmyue Enterprise Co., Ltd......................    139,080     50,864
     *Hota Industrial Manufacturing Co., Ltd...........    245,000    128,705
      Hsin Kuang Steel Co., Ltd........................    520,443    589,093
      Hsing Ta Cement Co., Ltd.........................    620,000    230,676
      Hua Eng Wire & Cable Co., Ltd....................    988,565    390,845
      Huaku Development Co., Ltd.......................    489,288  1,438,580
      Huang Hsiang Construction Co.....................    324,800    889,304
      Hung Ching Development & Construction Co., Ltd...    449,000    276,829
      Hung Poo Construction Corp.......................    490,658    589,402
      Hung Sheng Construction Co., Ltd.................  1,259,400    745,006
     *Hwa Fong Rubber Co., Ltd.........................    507,670    171,241
      Ichia Technologies, Inc..........................    644,000    402,249
     *I-Chiun Precision Industry Co., Ltd..............    424,313    413,884
      ICP Electronics, Inc.............................    308,000    615,479
      Infortrend Technology, Inc.......................    569,163    736,754
      Inventec Appliances Corp.........................    363,000    293,178
     *I-Sheng Electric Wire & Cable Co., Ltd...........    199,000    306,748
     *ITE Technology, Inc..............................    371,408    548,935
     *ITEQ Corp........................................    546,299    901,219
     *Jean Co., Ltd....................................    140,000     61,557
     *Jenn Feng New Energy Co., Ltd....................    212,000    342,607
      Jess-Link Products Co., Ltd......................    288,900    595,710
     *Johnson Health Tech Co., Ltd.....................    113,000    224,861
     *Jui Li Enterprise Co., Ltd.......................    346,080    115,660
      K Laser Technology, Inc..........................    295,693    169,891
      Kang Na Hsiung Enterprise Co., Ltd...............    305,020    202,960
     *Kao Hsing Chang Iron & Steel Corp................    784,000    180,043
      Kaulin Manufacturing Co., Ltd....................    274,330    367,311

                                     1329

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

      TAIWAN -- (Continued)..........................
         Kee Tai Properties Co., Ltd.................   880,856 $  531,532
         Kenda Rubber Industrial Co., Ltd............   934,101  1,123,929
         Kian Shen Corp..............................    69,000    133,273
         King Core Electronics, Inc..................    31,310     30,489
        *King Slide Works Co., Ltd...................    84,550    437,578
        *King Yuan Electronics Co., Ltd.............. 2,834,979  1,595,401
         Kingdom Construction Co., Ltd...............   889,000    702,655
        *King's Town Bank............................ 1,900,701  1,229,014
         King's Town Construction Co., Ltd...........   588,987    611,228
         Kinik Co....................................   190,000    468,918
        *Kinko Optical Co., Ltd......................   237,000    334,549
        *Kinpo Electronics, Inc...................... 2,815,157    920,722
         Kinsus Interconnect Technology Corp.........   493,000  1,722,383
        *Knowledge-Yield-Excellence Systems Corp.....   511,903    422,940
        *KS Terminals, Inc...........................   172,558    173,214
        *Kung Long Batteries Industrial Co., Ltd.....    98,000    197,504
        *Kuoyang Construction Co., Ltd...............   717,000    568,215
        *Kwong Fong Industries Corp..................   741,200    320,458
         L&K Engineering Co., Ltd....................   294,048    360,964
        *Lan Fa Textile Co., Ltd.....................   636,975    381,449
         LCY Chemical Corp...........................   626,110  1,854,579
        *Lead Data Co., Ltd..........................   494,858     68,263
        *Leader Electronics, Inc.....................   214,801    123,608
        *Leadtek Research, Inc.......................    89,961     27,447
         Leadtrend Technology Corp...................    59,699    210,803
         Lealea Enterprise Co., Ltd.................. 1,222,101    712,462
         Ledtech Electronics Corp....................   187,402    161,618
         Lee Chi Enterprises Co., Ltd................   349,000    171,458
        *Lelon Electronics Corp......................   234,000    181,872
        *Leofoo Development Co., Ltd.................   507,000    345,031
         Les Enphants Co., Ltd.......................   360,683    577,309
        *Li Peng Enterprise Co., Ltd.................   967,824    504,069
         Lian Hwa Foods Corp.........................   163,000    161,242
         Lien Chang Electronic Enterprise Co., Ltd...   111,000     54,621
         Lien Hwa Industrial Corp.................... 1,183,783    909,150
         Lingsen Precision Industries, Ltd...........   771,506    646,863
        *LITE-ON IT Corp.............................   968,326  1,051,272
        *Lite-On Semiconductor Corp..................   625,730    385,203
         Long Bon International Co., Ltd.............   797,945    313,682
         Long Chen Paper Co., Ltd.................... 1,073,674    439,500
         Lotes Co., Ltd..............................    98,778    430,210
         Lucky Cement Corp...........................   620,000    163,928
        *Lumax International Corp., Ltd..............   148,805    340,157
         Makalot Industrial Co., Ltd.................   258,202    634,151
         Marketech International Corp................   259,000    180,501
         Masterlink Securities Corp.................. 2,238,000  1,002,332
        *Maxtek Technology Co., Ltd..................    99,000    117,676
         Mayer Steel Pipe Corp.......................   310,377    235,579
         Maywufa Co., Ltd............................   104,322     60,655
         Meiloon Co., Ltd............................   399,053    222,669
         Mercuries & Associates, Ltd................. 1,036,850    845,836
        *Mercuries Data Systems, Ltd.................   237,000    135,156
        *Merida Industry Co., Ltd....................   432,170    825,354
         Merry Electronics Co., Ltd..................   211,363    338,966
        *Microelectronics Technology, Inc............   894,527    457,095
         Micro-Star International Co., Ltd........... 2,315,075  1,205,942
        *Min Aik Technology Co., Ltd.................   289,316    819,908
         Mirle Automation Corp.......................   250,568    300,902
         Mitac International Corp.................... 2,764,000  1,169,897
         Mobiletron Electronics Co., Ltd.............   135,000    113,351
        *Mosel Vitelic, Inc.......................... 1,535,644    716,585

                                     1330

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares    Value++
                                                          ------    -----

     TAIWAN -- (Continued)............................
       *Mospec Seminconductor Corp....................   155,000 $   88,361
        Nak Sealing Technologies Corp.................   121,954    227,632
       *Namchow Chemical Industrial Co., Ltd..........   473,000    662,775
       *Nankang Rubber Tire Co., Ltd.................. 1,011,622  1,606,682
        Nantex Industry Co., Ltd......................   491,544    486,914
        National Petroleum Co., Ltd...................   455,824    635,418
       *New Asia Construction & Development Co., Ltd..   297,618    126,933
       *Nichidenbo Corp...............................   122,000    147,865
        Nien Hsing Textile Co., Ltd...................   783,000    657,174
       *Ocean Plastics Co., Ltd.......................   342,200    256,187
       *Optimax Technology Corp.......................       360         44
       *Opto Tech Corp................................ 1,195,886    822,804
       *Orient Semiconductor Electronics, Ltd.........   822,000    212,579
        Oriental Union Chemical Corp.................. 1,095,788  1,610,724
        Orise Technology Co., Ltd.....................   103,000    233,963
       *Pacific Construction Co., Ltd................. 1,054,000    183,644
       *Pan Jit International, Inc....................   662,541    853,225
       *Pan-International Industrial Corp.............   771,380    981,386
       *Paragon Technologies Co., Ltd.................   153,449    272,036
        PC Home Online................................    50,997    330,031
        Phihong Technology Co., Ltd...................   427,901    828,223
       *Phytohealth Corp..............................   206,000    375,026
       *Picvue Electronics, Ltd.......................    72,760         --
       *Pihsiang Machinery Mfg. Co., Ltd..............   262,534    458,834
        Plotech Co., Ltd..............................   177,000    129,221
        Polaris Securities Co., Ltd................... 4,500,762  3,242,279
        Polytronics Technology Corp...................   126,027    301,866
       *Potrans Electrical Corp.......................   228,000     34,711
       *Power Quotient International Co., Ltd.........   455,000    244,928
       *Powercom Co., Ltd.............................   267,000    517,641
        Powertech Industrial Co., Ltd.................   140,000    230,943
       *Precision Silicon Corp........................   130,000    154,810
        President Securities Corp..................... 1,722,680  1,145,640
        Prince Housing & Development Corp............. 1,681,053  1,240,729
       *Procomp Informatics, Ltd......................    21,675         --
       *Prodisc Technology, Inc....................... 1,707,199     15,540
        Promate Electronic Co., Ltd...................   246,000    198,223
        Promise Technology, Inc.......................   238,286    194,706
       *Protop Technology Co., Ltd....................   192,000      1,408
       *Qisda Corp.................................... 3,599,000  2,051,879
       *Quintain Steel Co., Ltd.......................   512,750    204,915
        Radiant Opto-Electronics Corp.................   910,920  2,759,724
        Radium Life Tech Corp.........................   976,168  1,239,796
        Ralec Electronic Corp.........................    97,209    213,887
        Ralink Technology Corp........................    48,960    156,456
       *Realtek Semiconductor Corp....................   932,000  1,856,771
       *Rechi Precision Co., Ltd......................   430,000    337,630
       *Rexon Industrial Corp., Ltd...................   469,000    131,453
        Richtek Technology Corp.......................   302,000  2,022,618
       *Ritek Corp.................................... 6,474,387  1,847,282
        Roundtop Machinery Industries Co., Ltd........    22,000     17,732
        Ruentex Development Co., Ltd..................   922,000  1,537,909
       *Sainfoin Technology Corp......................   131,260         --
       *Sampo Corp.................................... 1,274,327    534,557
       *San Fang Chemical Industry Co., Ltd...........   332,348    422,489
       *Sanyang Industrial Co., Ltd................... 1,643,046    948,418
        Sanyo Electric Taiwan Co., Ltd................   503,000    576,760
       *SCI Pharmtech, Inc............................    52,000    121,466
        SDI Corp......................................   274,000    345,022
        Senao International Co., Ltd..................   375,541  1,233,831
       *Sercomm Corp..................................   277,000    360,582

                                     1331

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CONTINUED

                                                           Shares    Value++
                                                           ------    -----

   TAIWAN -- (Continued)...............................
      Sheng Yu Steel Co., Ltd..........................   552,980 $  408,499
     *ShenMao Technology, Inc..........................   136,860    245,715
     *Shih Wei Navigation Co., Ltd.....................   378,598    514,664
      Shihlin Electric & Engineering Corp..............   895,000  1,126,516
     *Shihlin Paper Corp...............................   418,000    911,288
      Shin Shin Co., Ltd...............................    49,000     44,106
     *Shin Zu Shing Co., Ltd...........................   276,144    672,695
     *Shining Building Business Co., Ltd...............   368,900    489,340
      Shinkong Insurance Co., Ltd......................   542,131    454,934
      Shinkong Synthetic Fibers Co., Ltd............... 3,258,784  1,511,257
     *Shuttle, Inc.....................................   414,152    240,726
      Sigurd Microelectronics Corp.....................   763,974    721,901
      Silicon Integrated Systems Corp.................. 1,490,820    842,247
      Silitech Technology Corp.........................   250,126    632,862
      Sinbon Electronics Co., Ltd......................   340,000    280,723
      Sincere Navigation Corp..........................   575,786    663,176
      Sinkang Industries, Ltd..........................   259,805    162,123
      Sinkong Textile Co., Ltd.........................   469,542    654,322
      Sinon Corp.......................................   742,510    360,401
      Sinphar Pharmaceutical Co., Ltd..................   177,184    211,645
      Sinyi Realty Co., Ltd............................   380,894    792,493
     *Sitronix Technology Corp.........................   221,879    405,366
     *Siward Crystal Technology Co., Ltd...............   245,013    140,954
     *Solomon Technology Corp..........................   281,138    129,302
     *Solytech Enterprise Corp.........................   289,600    173,533
      Sonix Technology Co., Ltd........................   352,000    708,354
      South East Soda Manufacturing Co., Ltd...........   279,250    352,509
      Southeast Cement Co., Ltd........................   899,700    401,947
      SPI Electronic Co., Ltd..........................   341,175    376,674
      Spirox Corp......................................   217,000    167,186
      Springsoft, Inc..................................   450,000    531,668
      Standard Chemical & Pharmaceutical Co., Ltd......   212,684    240,479
      Standard Foods Taiwan, Ltd.......................   613,703  1,986,116
     *Star Comgistic Capital Co., Ltd..................   194,785    239,371
      Stark Technology, Inc............................   226,860    209,336
      Sunonwealth Electric Machine Industry Co., Ltd...   339,487    298,057
     *Sunplus Technology Co., Ltd...................... 1,163,000    762,584
     *Sunrex Technology Corp...........................   612,736    604,003
     *Sunspring Metal Corp.............................   132,000    205,388
     *Super Dragon Technology Co., Ltd.................   131,000    216,700
      Supreme Electronics Co., Ltd.....................   359,000    344,415
      Sweeten Construction Co., Ltd....................    66,650     42,239
      Syscom Computer Engineering Co...................    30,000     12,353
      Sysware Systex Corp..............................   261,388    385,446
      T.JOIN Transportation Co., Ltd...................   802,000    962,611
      Ta Chen Stainless Pipe Co., Ltd..................   972,776    695,226
     *Ta Chong Bank, Ltd............................... 3,783,769  1,523,063
      Ta Ya Electric Wire & Cable Co., Ltd............. 1,047,858    327,316
      Ta Yih Industrial Co., Ltd.......................   194,000    452,762
      Tah Hsin Industrial Corp.........................   447,000    430,411
     *Tai Roun Products Co., Ltd.......................   168,000     80,977
      TA-I Technology Co., Ltd.........................   288,308    319,165
     *Taichung Commercial Bank......................... 2,929,663  1,229,284
      Tainan Enterprises Co., Ltd......................   263,370    388,604
      Tainan Spinning Co., Ltd......................... 2,529,600  1,699,893
      Taisun Enterprise Co., Ltd.......................   563,680    359,919
     *Taita Chemical Co., Ltd..........................   452,170    264,691
      Taiwan Acceptance Corp...........................   229,480    502,234
     *Taiwan Business Bank............................. 3,532,880  1,438,127
      Taiwan Cogeneration Corp.........................   731,800    508,815
      Taiwan Fire & Marine Insurance Co., Ltd..........   614,338    572,653

                                     1332

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CONTINUED

                                                         Shares    Value++
                                                         ------    -----

     TAIWAN -- (Continued)...........................
       *Taiwan Flourescent Lamp Co., Ltd.............   176,000 $   18,314
        Taiwan Fu Hsing Industrial Co., Ltd..........    83,000     65,861
        Taiwan Hon Chuan Enterprise Co., Ltd.........   399,057  1,168,528
       *Taiwan Kolin Co., Ltd........................ 1,356,000         --
       *Taiwan Land Development Corp.................   726,366    382,083
        Taiwan Life Insurance Co., Ltd...............   827,840    833,755
        Taiwan Line Tek Electronic Co., Ltd..........    92,214    105,241
        Taiwan Mask Corp.............................   503,412    214,674
       *Taiwan Navigation Co., Ltd...................   557,777    637,795
        Taiwan Paiho Co., Ltd........................   549,165    684,512
       *Taiwan Pulp & Paper Corp.....................   715,000    431,096
        Taiwan Sakura Corp...........................   485,905    389,360
        Taiwan Secom Co., Ltd........................   710,332  1,364,390
        Taiwan Sogo Shinkong Security Co., Ltd.......   538,278    471,984
        Taiwan Styrene Monomer Corp.................. 1,194,303    593,859
        Taiwan Tea Corp.............................. 1,387,897    872,407
        Taiyen Biotech Co., Ltd......................   438,000    391,416
       *Tatung Co., Ltd.............................. 2,950,455  1,481,044
       *Teapo Electronic Corp........................   145,625     41,561
        Teco Electric & Machinery Co., Ltd........... 4,101,000  2,905,507
       *Tecom, Ltd...................................   447,114    117,081
        Ten Ren Tea Co., Ltd.........................   123,980    250,211
       *Test Research, Inc...........................   281,450    551,553
        Test-Rite International Co., Ltd.............   794,438    636,061
       *Thinking Electronic Industrial Co., Ltd......   184,204    298,884
       *Thye Ming Industrial Co., Ltd................   280,360    382,317
        Ton Yi Industrial Corp....................... 2,487,280  1,505,819
        Tong Hsing Electronic Industries, Ltd........   190,784    815,287
        Tong Yang Industry Co., Ltd..................   698,384  1,006,785
        Tong-Tai Machine & Tool Co., Ltd.............   333,000    565,476
        Topco Scientific Co., Ltd....................   285,100    425,292
       *Topoint Technology Co., Ltd..................   220,000    222,634
        Transcend Information, Inc...................   426,651  1,255,504
        Tsann Kuen Enterprise Co., Ltd...............   208,686    461,497
        TSRC Corp....................................   750,000  2,243,083
        TTET Union Corp..............................   264,000    488,781
       *Tung Ho Spinning, Weaving & Dyeing Co., Ltd..   335,000    170,262
        Tung Ho Steel Enterprise Corp................ 1,643,000  1,945,489
       *Twinhead International Corp..................       500         84
        TXC Corp.....................................   633,386  1,245,288
        TYC Brother Industrial Co., Ltd..............   557,601    334,575
       *Tycoons Group Enterprise Co., Ltd............   736,182    227,902
       *Tyntek Corp..................................   677,621    499,340
        Tze Shin International Co., Ltd..............   339,444    151,964
       *Union Bank of Taiwan......................... 2,348,593    883,431
       *Union Insurance Co., Ltd.....................    93,129     57,397
        Unitech Electronics Co., Ltd.................   250,804    144,500
       *Unitech Printed Circuit Board Corp...........   869,303    585,835
        United Integration Service Co., Ltd..........   446,439    682,255
        Unity Opto Technology Co., Ltd...............   528,468    882,826
        Universal Cement Corp........................   944,191    624,806
       *Universal Microelectronics Co., Ltd..........   180,000    104,011
        Universal, Inc...............................   130,490    107,304
        UPC Technology Corp.......................... 1,391,334  1,180,729
        USI Corp..................................... 1,347,360  1,806,531
       *U-Tech Media Corp............................    79,000     24,704
        Ve Wong Corp.................................   356,696    290,262
       *Veutron Corp.................................    51,628      9,880
       *Via Technologies, Inc........................ 1,092,000  1,064,209
        Visual Photonics Epitacy Co., Ltd............   318,688    828,007
        Wah Lee Industrial Corp......................   354,000    711,766

                                     1333

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares      Value++
                                                           ------      -----

 TAIWAN -- (Continued)................................
   *Walsin Technology Corp., Ltd......................  1,100,544 $    675,443
    Walton Advanced Engineering, Inc..................    515,197      257,702
    Wan Hwa Enterprise Co., Ltd.......................    508,303      286,892
    Waterland Financial Holdings Co., Ltd.............  4,859,142    2,316,834
   *Wei Chih Steel Industrial Co., Ltd................    433,000      153,473
    Wei Chuan Food Corp...............................    821,000      962,875
    Weikeng Industrial Co., Ltd.......................    442,000      430,979
   *Well Shin Technology Co., Ltd.....................    100,000      175,972
    Wellypower Optronics Corp.........................    289,000      334,393
   *Weltrend Semiconductor, Inc.......................    506,833      375,260
   *Winbond Electronics Corp..........................  6,989,138    2,210,978
    Wistron NeWeb Corp................................    421,812    1,623,994
    WPG Holdings, Ltd.................................    105,341      195,132
    WT Microelectronics Co., Ltd......................    470,000      827,390
   *WUS Printed Circuit Co., Ltd......................    751,000      472,564
    Yageo Corp........................................  4,968,000    2,697,466
   *Yem Chio Co., Ltd.................................    455,884      465,822
    Yeung Cyang Industrial Co., Ltd...................    642,171      532,016
   *Yi Jinn Industrial Co., Ltd.......................    417,639      173,346
    Yieh Phui Enterprise Co., Ltd.....................  2,612,996    1,024,499
    Young Fast Optoelectronics Co., Ltd...............    210,000    1,440,254
    Young Optics, Inc.................................     81,111      437,322
    Yuen Foong Yu Paper Manufacturing Co., Ltd........  2,967,697    1,380,169
    Yuen Jen Enterprises Co., Ltd.....................      5,875        4,654
   *Yulon Nissan Motor Co., Ltd.......................    157,000      647,057
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...    258,869      422,109
    Yung Tay Engineering Co., Ltd.....................    729,000    1,362,886
   *YungShin Global Holding Corp......................    406,300      709,360
    Zenitron Corp.....................................    347,000      264,945
    Zig Sheng Industrial Co., Ltd.....................    821,905      548,364
   *Zinwell Corp......................................    650,586    1,139,884
    Zippy Technology Corp.............................    242,948      216,487
   *Zyxel Communication Corp..........................    974,430      873,171
                                                                  ------------
 TOTAL TAIWAN.........................................             305,365,539
                                                                  ------------

 THAILAND -- (3.1%)...................................
   *A.J. PCL (Foreign)................................    381,188      306,483
    Aeon Thana Sinsap (Thailand) PCL (Foreign)........    142,500      168,279
   *Airports of Thailand PCL (Foreign)................    759,700      941,672
    Amata Corp. PCL (Foreign).........................  1,818,700      962,662
   *Apex Development PCL (Foreign)....................      3,536        2,551
    Asia Plus Securities PCL (Foreign)................  1,885,800      179,419
    Asian Property Development PCL (Foreign) NVDR.....  2,679,300      565,480
    Bangchak Petroleum PCL (Foreign)..................  1,350,400      972,650
    Bangkok Aviation Fuel Services PCL (Foreign)......    854,917      309,317
    Bangkok Chain Hospital PCL (Foreign)..............  2,918,125      723,421
    Bangkok Dusit Medical Services PCL (Foreign)......  1,630,600    2,854,233
    Bangkok Expressway PCL (Foreign)..................  1,170,400      701,848
    Bangkok First Investment & Trust PCL (Foreign)....    211,400       44,263
    Bangkok Insurance PCL (Foreign)...................    127,101    1,068,755
   *Bangkok Land PCL (Foreign) NVDR................... 21,859,870      556,566
   *Bangkok Life Assurance, Ltd. PCL (Foreign) NVDR...    913,400    1,093,938
   *Bangkok Metro PCL (Foreign).......................  6,221,100      158,393
   *Bangkok Rubber PCL (Foreign)......................     14,600        1,213
    Big C Supercenter PCL (Foreign)...................    117,800      341,363
    Bumrungrad Hospital PCL (Foreign).................    657,200      853,149
    Cal-Comp Electronics (Thailand) PCL (Foreign).....  3,894,500      438,376
   *Central Paper Industry PCL (Foreign)..............         20        1,407
    Central Plaza Hotel PCL (Foreign).................  1,271,800      257,768
    CH Karnchang PCL (Foreign)........................  2,699,300      777,688
   *Charoong Thai Wire & Cable PCL (Foreign)..........    452,700      162,274

                                     1334

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        Shares    Value++
                                                                        ------    -----

THAILAND -- (Continued)............................................
  *Country Group Securities PCL (Foreign)..........................    590,078 $   18,582
   Delta Electronics (Thailand) PCL (Foreign)......................  1,104,400    971,206
   Diamond Building Products PCL (Foreign).........................    323,200     63,341
   Dynasty Ceramic PCL (Foreign)...................................    777,200  1,366,935
   Eastern Water Resources Development & Management PCL (Foreign)..  2,199,400    460,511
   Electricity Generating PCL (Foreign)............................     29,300     95,704
   Electricity Generating PCL (Foreign) NVDR.......................     90,200    286,313
  *Erawan Group PCL (Foreign)......................................  4,046,270    347,017
  *Esso Thailand PCL (Foreign).....................................  3,478,900  1,258,697
  *G J Steel PCL (Foreign)......................................... 37,970,500    305,290
  *G Steel PCL (Foreign)........................................... 21,477,500    510,855
   GFPT PCL(Foreign)...............................................  1,185,000    436,683
   GMM Grammy PCL (Foreign)........................................    928,000    478,767
   Hana Microelectronics PCL (Foreign).............................  1,281,796  1,060,649
   Hermraj Land & Development PCL (Foreign)........................  8,354,500    649,328
   Home Product Center PCL (Foreign)...............................  8,685,624  2,502,391
   ICC International PCL (Foreign).................................    204,600    281,025
   Indorama Polymers PCL (Foreign).................................    833,100    171,644
  *Italian-Thai Development PCL (Foreign) NVDR.....................  6,545,530    969,221
  *ITV PCL (Foreign)...............................................  2,785,600     97,986
   Jasmine International PCL (Foreign).............................  8,210,900  1,056,277
  *Kang Yong Electric PCL (Foreign)................................     31,800    237,568
   KGI Securities Thailand PLC (Foreign)...........................  2,019,800    174,576
   Khon Kaen Sugar Industry PCL (Foreign)..........................  1,119,800    510,194
   Kiatnakin Bank PCL (Foreign) NVDR...............................    764,800    845,508
   Kim Eng Securities Thailand PCL (Foreign).......................    589,000    295,980
  *Krungthai Card PCL (Foreign)....................................    425,800    266,749
   Laguna Resorts & Hotels PCL (Foreign)...........................     80,500    209,678
   Lanna Resources PCL (Foreign)...................................    548,800    487,209
   Loxley PCL (Foreign)............................................  3,228,020    302,796
   LPN Development PCL (Foreign)...................................  1,475,000    528,727
   Major Cineplex Group PCL (Foreign)..............................  1,494,300    765,923
   MBK PCL (Foreign)...............................................    330,900  1,083,600
   MCOT PCL (Foreign)..............................................  1,092,200  1,125,131
   MCS Steel PCL...................................................    439,900    181,265
  *Minor International PCL (Foreign)...............................  2,783,903  1,175,115
   Muang Thai Insurance PCL (Foreign)..............................     19,588     49,872
   Muramoto Electronic (Thailand) PCL (Foreign)....................     14,000    112,094
   Padaeng Industry PCL (Foreign) NVDR.............................    504,700    390,572
   Patum Rice Mill & Granary PCL (Foreign).........................      5,500     13,727
   Polyplex PCL (Foreign)..........................................  1,057,800    825,686
   Precious Shipping PCL (Foreign).................................  1,223,900    762,631
   Preuksa Real Estate PCL (Foreign)...............................  2,484,000  1,697,608
   Property Perfect PCL (Foreign)..................................  1,745,800    290,089
   Quality Houses PCL (Foreign).................................... 11,876,300    931,006
   Ratchaburi Electricity Generating Holding PCL (Foreign).........    268,400    359,665
  *Regional Container Lines PCL (Foreign)..........................  1,112,300    406,166
   Robinson Department Store PCL (Foreign).........................  1,875,025  1,790,225
   Rojana Industrial Park PCL (Foreign)............................  1,122,800    451,377
   Saha Pathana Inter-Holding PCL (Foreign)........................    350,000    234,506
  *Saha-Union PCL (Foreign)........................................    538,400    635,799
  *Sahaviriya Steel Industries PCL (Foreign)....................... 28,294,200  1,279,637
   Samart Corporation PCL (Foreign)................................  1,676,200    536,272
   Samart I-Mobile PCL (Foreign)...................................  8,442,100    559,978
   Samart Telcoms PCL (Foreign)....................................    586,600    265,296
  *Sansiri PCL (Foreign)...........................................  2,621,166    531,258
  *SC Asset Corp. PCL (Foreign)....................................  1,160,200    454,752
   SE-Education PCL (Foreign)......................................    138,900     47,929
   Serm Suk PCL (Foreign)..........................................     10,000     15,159
   Serm Suk PCL (Foreign) NVDR.....................................     59,900     90,803
  *Shinawatra Satellite PCL (Foreign)..............................  1,383,800    345,370

                                     1335

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             Shares     Value++
                                                             ------     -----

 THAILAND -- (Continued).................................
    Siam City Cement PCL (Foreign) (6363194).............    82,600 $   600,476
    Siam City Cement PCL (Foreign) (6806387).............   119,100     865,819
    Siam Future Development PCL (Foreign)................   440,000     100,972
    Siam Makro PCL (Foreign).............................   355,600   1,971,585
    Siamgas & Petrochemicals PCL (Foreign)...............   868,100     546,743
    Sino-Thai Engineering & Construction PCL (Foreign)... 1,126,000     516,791
    SNC Former PCL (Foreign).............................    97,700      70,370
    Somboon Advance Technology PCL (Foreign) (B05N984)...    15,850      11,045
   *Somboon Advance Technology PCL (Foreign) (B05PZJ3)...   299,000     208,348
   *Sri Trang Agro Industry PCL (Foreign)................ 1,854,990   1,941,991
    STP & I PCL (Foreign)................................   339,935     307,479
    Supalai PCL (Foreign)................................ 2,640,533   1,061,521
   *SVI PCL (Foreign).................................... 1,712,400     258,151
   *Tata Steel (Thailand) PCL (Foreign).................. 9,617,100     476,828
    Thai Carbon Black PCL (Foreign)......................   146,200     137,139
    Thai Plastic & Chemicals PCL (Foreign)............... 1,357,900   1,262,369
    Thai Reinsurance PCL (Foreign)....................... 1,484,700     308,380
    Thai Stanley Electric (Thailand) PCL (Foreign).......   127,600     679,678
    Thai Tap Water Supply PCL (Foreign).................. 4,930,200     990,995
    Thai Union Frozen Products PCL (Foreign)............. 1,298,325   2,011,643
    Thai Vegetable Oil PCL (Foreign)..................... 1,087,875   1,020,452
    Thai Wacoal PCL (Foreign)............................    78,000     121,508
    Thanachart Capital PCL (Foreign)..................... 2,034,100   2,078,394
    Thoresen Thai Agencies PCL (Foreign).................   910,300     680,057
    Ticon Industrial Connection PCL (Foreign)............ 1,026,600     474,609
   *Tipco Asphalt PCL (Foreign)..........................   306,190     566,734
   *Tipco Foods (Thailand) PCL (Foreign).................   274,782      35,717
    Tisco Financial Group PCL (Foreign)..................   939,700   1,188,398
    TPI Polene PCL (Foreign)............................. 2,247,360     948,634
   *True Corp. PCL (Foreign)............................. 8,379,300   1,417,604
   *Tycoons Worldwide Group PCL (Foreign)................   804,700     208,925
    Univanich Palm Oil PCL (Foreign).....................    30,000      78,392
    Univentures PCL (Foreign)............................ 1,801,100     173,774
    Vanachai Group PCL (Foreign)......................... 2,463,066     433,203
    Vinythai PCL (Foreign)............................... 2,273,034   1,347,829
                                                                    -----------
 TOTAL THAILAND..........................................            74,201,639
                                                                    -----------

 TURKEY -- (2.7%)........................................
    Adana Cimento Sanayii Ticaret A.S. Class A...........   154,380     577,634
    Adana Cimento Sanayii Ticaret A.S. Class C...........   293,711     189,148
   *Advansa Sasa Polyester Sanayi A.S....................   405,521     614,169
    Afyon Cimento Sanayi T.A.S...........................     1,584     182,092
    Akcansa Cimento Sanayi ve Ticaret A.S................   259,502   1,341,886
   *Akenerji Elektrik Uretim A.S.........................   461,244   1,163,266
    Aksa Akrilik Kimya Sanayii A.S.......................   193,439     529,901
    Aksigorta A.S........................................   461,542     605,955
   *Aktas Elektrik Ticaret A.S...........................       370      36,489
    Alarko Holding A.S...................................   182,548     450,352
   *Albaraka Turk Katilim Bankasi A.S....................   460,235     774,663
   *Alcatel-Lucent Teletas Telekomunikasyon A.S..........    60,001     166,500
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..   110,344   1,369,301
    Anadolu Anonim Turk Sigorta Sirketi A.S..............   614,995     542,991
   *Anadolu Cam Sanayii A.S..............................   472,758   1,146,847
    Anadolu Hayat Sigorta A.S............................    84,165     309,930
    Arcelik A.S..........................................       103         585
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............   132,362     782,343
    Aydiner Enerji A.S...................................   133,075     282,771
    Aygaz A.S............................................   252,794   1,878,505
   *Bagfas Bandirma Gubre Fabrikalari A.S................     7,343     908,290
   *Banvit Bandirma Vitaminli Yem Sanayii A.S............   158,502     518,140
    Bati Anabolu Cimento A.S.............................   121,694     664,914

                                     1336

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   Shares    Value++
                                                                                   ------    -----

TURKEY -- (Continued)..........................................................
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...........................    21,712 $  148,556
   Bolu Cimento Sanayii A.S....................................................   239,226    299,041
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............................    29,797    463,757
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S.................................       989    138,235
  *Boyner Buyuk Magazacilik A.S................................................   189,233    525,637
   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.............................     1,430    183,500
   Bursa Cimento Fabrikasi A.S.................................................   173,040    577,956
   Celebi Hava Servisi A.S.....................................................    36,194    678,928
   Cimsa Cimento Sanayi ve Ticaret A.S.........................................   219,659  1,481,408
  *Deva Holding A.S............................................................   199,718    409,876
  *Dogan Gazetecilik A.S.......................................................   114,947    242,782
  *Dogan Yayin Holding A.S.....................................................   947,406  1,125,684
  *Dogus Otomotiv Servis ve Ticaret A.S........................................   490,086  1,934,207
  *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S..................................    66,624     97,490
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.............................    49,380    108,531
  *Eczacibasi Yatirim Holding Ortakligi A.S....................................    77,604    357,794
  *EGE Seramik Sanayi ve Ticaret A.S...........................................   211,699    422,762
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S...   865,147  1,478,967
   Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.........................    11,000    742,484
   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..........................     2,569    646,606
   Gentas Genel Metal Sanayi ve Ticaret A.S....................................   134,498    231,784
  *Global Yatirim Holding A.S..................................................   494,766    442,976
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.............................    49,862     33,108
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........................    10,992    637,380
  *Goodyear Lastikleri T.A.S...................................................    22,693    811,036
  *GSD Holding A.S.............................................................   474,404    352,732
  *Gubre Fabrikalari Ticaret A.S...............................................    68,251    760,033
  *Gunes Sigorta A.S...........................................................   143,245    244,721
   Haci Omer Sabanci Holding A.S...............................................        --          2
   Hektas Ticaret T.A.S........................................................    16,327     22,171
   Hurriyet Gazetecilik ve Matbaacilik A.S.....................................   528,208    687,816
  *Ihlas EV Aletleri A.S.......................................................   305,120    335,074
  *Ihlas Holding A.S........................................................... 1,052,006  1,276,407
  *Ipek Matbacilik Sanayi Ve Ticaret A.S.......................................    82,288    248,592
   Is Yatirim Menkul Degerler A.S..............................................   163,786    268,448
  *Isiklar Yatirim Holding A.S.................................................   279,184    196,067
  *Ittifak Holding A.S.........................................................    29,129    188,880
  *Izmir Demir Celik Sanayi A.S................................................   144,976    547,359
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S..........................   837,370    688,388
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.................   242,431    223,062
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................. 1,682,011  1,016,225
  *Karsan Otomotiv Sanayii Ve Ticaret A.S......................................   127,715    188,921
   Kartonsan Karton Sanayi ve Ticaret A.S......................................     3,981    597,344
  *Kerevitas Gida Sanayii ve Ticaret A.S.......................................     2,938    163,607
   Konya Cimento Sanayii A.S...................................................     4,921  1,035,673
  *Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S..........   156,178    493,295
  *Koza Anadolu Metal Madencilik Isletmeleri A.S...............................   193,123    687,942
   Mardin Cimento Sanayii ve Ticaret A.S.......................................   201,608  1,067,110
  *Marti Otel Isletmeleri A.S..................................................   201,327    174,651
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S..............................    94,425    107,978
  *Mudurnu Tavukculuk A.S......................................................     1,740        515
  *Nergis Holding A.S..........................................................     1,784      4,340
  *Net Holding A.S.............................................................   454,560    456,705
  *Net Turizm Ticaret ve Sanayi A.S............................................   385,378    308,925
   Nortel Networks Netas Telekomuenikasyon A.S.................................    13,916  1,358,922
  *Nuh Cimento Sanayi A.S......................................................    60,421    576,552
   Otokar Otomotive Ve Savunma Sanayi A.S......................................    39,067    742,593
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......................   250,375    723,224
  *Petkim Petrokimya Holding A.S...............................................   971,775  1,688,216
   Pinar Entegre Et ve Un Sanayi A.S...........................................    49,996    270,664
   Pinar SUT Mamulleri Sanayii A.S.............................................   119,566  1,288,211

                                     1337

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Shares        Value++
                                                                     ------        -----

TURKEY -- (Continued)............................................
  *Raks Elektronik Sanayi ve Ticaret A.S.........................     2,730 $        1,418
  *Reysas Tasimacilik ve Lojistik Ticaret A.S....................   187,990        244,779
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S............   126,057        421,158
   Sekerbank T.A.S...............................................   740,674        857,656
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S......................   424,122        729,577
  *Soda Sanayii A.S..............................................   130,510        226,909
  *TAT Konserve Sanayii A.S......................................   185,073        473,078
  *TAV Havalimanlari Holding A.S.................................   310,085      1,562,251
   Tekfen Holding A.S............................................   352,699      1,513,144
  *Tekstil Bankasi A.S...........................................   245,596        174,412
   Tofas Turk Otomobil Fabrikasi A.S.............................    61,259        352,192
  *Trabzonspor Sportif Yatirim ve T.A.S..........................    15,517        205,848
  *Trakya Cam Sanayii A.S........................................   688,736      1,684,107
   Turcas Petrol A.S.............................................   259,599        734,202
   Turk Ekonomi Bankasi A.S......................................   583,643        835,904
   Turk Traktor ve Ziraat Makineleri A.S.........................    35,080        808,673
   Turkiye Sinai Kalkinma Bankasi A.S............................   947,390      1,816,464
  *Turkiye Sise ve Cam Fabrikalari A.S...........................        --              1
   Ulker Biskuvi Sanayi A.S......................................   225,558        901,733
  *Uzel Makina Sanayii A.S.......................................   172,635         88,531
  *Vakif Finansal Kiralama A.S...................................         1              4
   Vestel Beyaz Esya Sanayi ve Ticaret A.S.......................   138,657        295,323
  *Vestel Elektronik Sanayi ve Ticaret A.S.......................   227,718        406,751
   Yapi Kredi Sigorta A.S........................................   102,412      1,288,147
  *Zorlu Enerji Elektrik Uretim A.S..............................   222,195        395,617
                                                                            --------------
TOTAL TURKEY.....................................................               64,266,401
                                                                            --------------
TOTAL COMMON STOCKS..............................................            2,118,246,175
                                                                            --------------

PREFERRED STOCKS -- (2.6%).......................................
BRAZIL -- (2.6%).................................................
   AES Tiete SA..................................................    97,828      1,613,677
   Alpargatas SA.................................................   486,000      3,521,739
   Banco Alfa de Investimento SA.................................     3,200         13,374
   Banco Cruzeiro do Sul SA......................................    31,000        283,556
   Banco do Estado do Rio Grande do Sul SA.......................   322,347      3,831,610
   Banco Mercantil do Brasil SA..................................     6,500         48,713
   Bardella SA Industrias Mecanicas..............................     1,100        105,581
  #Braskem SA Preferred A Sponsored ADR..........................   259,214      7,732,354
   Centrais Electricas de Santa Catarina SA......................    60,300      1,620,955
   Cia de Ferro Ligas da Bahia-Ferbasa...........................    92,500        722,620
   Cia de Tecidos Norte de Minas - Coteminas SA..................   162,342        483,972
   Cia de Transmissao de Energia Electrica Paulista SA Series A..     6,800        219,448
   Cia Energetica do Ceara SA Series A...........................    76,300      1,653,846
   Cia Paranaense de Energia-Copel SA Series B...................    12,695        344,327
   Confab Industrial SA..........................................   606,722      1,681,481
   Contax Participacoes SA.......................................    88,600      1,311,654
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA........   368,000      8,980,117
   Empressa Metropolitanade Aguas e Energia SA...................    24,000        123,722
   Energisa SA...................................................   138,800        165,427
   Forjas Taurus SA..............................................   217,298        564,931
   Fras-Le SA....................................................    30,300         66,833
   Gerdau SA.....................................................        --              2
  *Gol Linhas Aereas Inteligentes SA.............................    91,900      1,276,973
  *Industria de Bebidas Antarctica Polar SA......................    23,000         38,377
  *Inepar SA Industria e Construcoes.............................   176,668        569,353
   Klabin SA..................................................... 1,412,700      5,468,690
   Mangels Industrial SA.........................................    14,600         86,123
   Marcopolo SA..................................................   671,600      2,979,766
   Randon e Participacoes SA.....................................   319,500      2,392,391
   Saraiva SA Livreiros Editores.................................    54,100      1,332,555
   Schulz SA.....................................................     9,000         50,858

                                     1338

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         Shares        Value++
                                                                                         ------        -----

BRAZIL -- (Continued).............................................................
  *Sharp SA Equipamentos Eletronicos..............................................   30,200,000 $          384
  *Suzano Papel e Celullose SA....................................................      488,293      4,804,714
   TAM SA.........................................................................      135,800      2,763,131
   Ultrapar Participacoes SA......................................................      267,380      4,673,881
  *Unipar Participacoes SA Class B................................................    1,321,579        378,026
   Whirlpool SA...................................................................      301,516        728,300
                                                                                                --------------
TOTAL BRAZIL......................................................................                  62,633,461
                                                                                                --------------

INDIA -- (0.0%)...................................................................
  *Ispat Industries, Ltd..........................................................      620,622        114,700
                                                                                                --------------

MALAYSIA -- (0.0%)................................................................
  *Malayan United Industries Berhad Series A2.....................................      176,957         10,455
                                                                                                --------------

PHILIPPINES -- (0.0%).............................................................
  *Swift Foods, Inc...............................................................      186,744            174
                                                                                                --------------
TOTAL PREFERRED STOCKS............................................................                  62,758,790
                                                                                                --------------

RIGHTS/WARRANTS -- (0.1%).........................................................
BRAZIL -- (0.0%)..................................................................
  *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11...           68             56
                                                                                                --------------

CHINA -- (0.0%)...................................................................
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12.............................      300,529             --
                                                                                                --------------

POLAND -- (0.0%)..................................................................
  *Boryszew SA Rights.............................................................    1,732,398        639,526
                                                                                                --------------

TAIWAN -- (0.0%)..................................................................
  *China Life Insurance Co., Ltd. Rights 05/12/11.................................      278,891         82,289
  *Unitech Printed Circuit Board Corp. Rights 06/13/11............................      143,067         21,231
                                                                                                --------------
TOTAL TAIWAN......................................................................                     103,520
                                                                                                --------------

THAILAND -- (0.1%)................................................................
  *Tipco Asphalt PCL (Foreign) Warrants 04/17/14..................................       30,619             --
  *True Corp. PCL (Foreign) Rights 06/03/11.......................................    7,248,094        740,593
                                                                                                --------------
TOTAL THAILAND....................................................................                     740,593
                                                                                                --------------

TURKEY -- (0.0%)..................................................................
  *Net Holding A.S. Rights 05/02/11...............................................      454,560        113,565
                                                                                                --------------
TOTAL RIGHTS/WARRANTS.............................................................                   1,597,260
                                                                                                --------------

                                                                                        Shares/
                                                                                           Face
                                                                                         Amount         Value+
                                                                                         ------         -----
                                                                                          (000)

SECURITIES LENDING COLLATERAL -- (8.7%)...........................................
(S)@DFA Short Term Investment Fund................................................  206,164,900    206,164,900
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)##
 to be repurchased at $1,804,640.................................................. $      1,805      1,804,634
                                                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL...............................................                 207,969,534
                                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)............................................................              $2,390,571,759
                                                                                                ==============

                                     1339

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares      Value+
                                                         ------      -----

     COMMON STOCKS -- (96.4%)........................
     Consumer Discretionary -- (17.5%)...............
       *1-800-FLOWERS.COM, Inc.......................     4,071 $    13,638
       #Aaron's, Inc.................................       128       3,685
       *AC Moore Arts & Crafts, Inc..................    29,088      79,119
        Acme United Corp.............................     1,030       9,682
       *AH Belo Corp.................................     2,331      19,394
        Aldila, Inc..................................     2,281       9,808
       #American Greetings Corp. Class A.............    62,335   1,533,441
       *America's Car-Mart, Inc......................     2,670      65,362
       *Arctic Cat, Inc..............................    21,666     363,772
       *Ascent Media Corp............................     3,617     173,725
       *Audiovox Corp. Class A.......................    26,868     198,286
       #*AutoNation, Inc.............................    58,733   1,991,636
       *Ballantyne Strong, Inc.......................     1,196       8,073
       #Barnes & Noble, Inc..........................    39,682     436,105
       *Bassett Furniture Industries, Inc............     1,236      11,087
       *Beasley Broadcast Group, Inc.................     9,471      63,835
       #*Beazer Homes USA, Inc.......................    50,253     234,179
        bebe stores, Inc.............................    27,865     187,253
       *Benihana, Inc................................     3,200      28,320
       *Benihana, Inc. Class A.......................     2,072      18,337
       *Biglari Holdings, Inc........................     1,967     860,051
       *Bluegreen Corp...............................    13,073      50,854
        Blyth, Inc...................................     5,078     239,377
        Bob Evans Farms, Inc.........................    52,387   1,642,856
       #Books-A-Million, Inc.........................    20,187      93,264
       #*Boyd Gaming Corp............................    27,300     244,062
       *Brookfield Residential Properties, Inc.......    28,134     347,455
       #Brown Shoe Co., Inc..........................    53,916     682,037
       *Build-A-Bear-Workshop, Inc...................    30,090     184,452
       #*Cabela's, Inc...............................   109,175   2,788,330
       *Cache, Inc...................................    17,998     103,309
       #Callaway Golf Co.............................   112,370     795,580
       *Cambium Learning Group, Inc..................    37,138     127,755
       *Canterbury Park Holding Corp.................     2,755      35,787
        Carnival Corp................................   489,649  18,640,937
       *Carriage Services, Inc.......................    19,056     121,958
       #*Cavco Industries, Inc.......................     5,860     272,373
        CBS Corp. Class A............................    29,591     750,132
        CBS Corp. Class B............................   955,791  24,105,049
       *Charming Shoppes, Inc........................   112,182     508,184
        Chico's FAS, Inc.............................    36,233     530,089
        Christopher & Banks Corp.....................    62,531     384,566
        Churchill Downs, Inc.........................     3,871     161,459
        Cinemark Holdings, Inc.......................    14,500     294,785
       *Clear Channel Outdoor Holdings, Inc. Class A.    15,638     215,179
       *Coast Distribution System, Inc...............       547       2,122
       #*Collective Brands, Inc......................    59,190   1,242,990
        Comcast Corp. Class A........................ 3,570,978  93,702,463
        Comcast Corp. Special Class A................ 1,432,185  35,160,142
       #*Conn's, Inc.................................       229       1,500
       *Core-Mark Holding Co., Inc...................    24,059     806,217
       #*Corinthian Colleges, Inc....................    23,500     104,575
        CSS Industries, Inc..........................    12,410     239,265
       *Culp, Inc....................................    10,136     102,171
       *Cybex International, Inc.....................    29,263      31,311
       *dELiA*s, Inc.................................    22,143      39,193
       *Delta Apparel, Inc...........................     7,832     138,548
        Destination Maternity Corp...................    22,450     524,657

                                     1340

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                     Shares     Value+
                                                     ------     -----

         Consumer Discretionary -- (Continued).....
           #Dillard's, Inc. Class A................ 120,300 $5,776,806
           #*DineEquity, Inc.......................  24,362  1,217,369
           *Discovery Communications, Inc. Class A.  12,823    567,546
           *Discovery Communications, Inc. Class B.   3,937    172,086
           *Discovery Communications, Inc. Class C.  45,424  1,792,431
           *Dixie Group, Inc.......................  11,800     50,740
           *Dolan Media Co.........................  16,543    194,711
           *Dorman Products, Inc...................  11,776    459,264
           *Dover Motorsports, Inc.................  15,200     29,640
            DR Horton, Inc......................... 203,325  2,529,363
           *Duckwall-ALCO Stores, Inc..............     700      8,918
            Educational Development Corp...........   1,679      9,738
            Escalade, Inc..........................     377      2,062
           *EW Scripps Co. Class A (The)...........  17,770    168,815
           *Exide Technologies.....................  12,623    126,735
           *Federal-Mogul Corp.....................  40,785  1,080,803
            Finish Line, Inc. Class A..............  29,632    636,792
           *Fisher Communications, Inc.............  10,146    306,916
            Flanigan's Enterprises, Inc............     865      6,868
            Flexsteel Industries, Inc..............   2,068     29,552
            Foot Locker, Inc....................... 219,549  4,724,694
            Fortune Brands, Inc.................... 149,626  9,737,660
            Fred's, Inc............................  45,030    628,619
            Frisch's Restaurants, Inc..............     600     13,608
           *Full House Resorts, Inc................   1,074      4,296
           *Furniture Brands International, Inc....  37,364    180,842
            Gaiam, Inc.............................   5,988     35,629
           #*GameStop Corp. Class A................  95,200  2,444,736
           *GameTech International, Inc............   1,560        312
            Gaming Partners International Corp.....     500      3,525
           #Gannett Co., Inc.......................   5,294     79,728
           #*Gaylord Entertainment Co..............  45,753  1,641,160
           *Genesco, Inc...........................  28,145  1,136,495
           *Gray Television, Inc...................   5,550     15,484
           *Great Wolf Resorts, Inc................  42,789     91,141
            Group 1 Automotive, Inc................  57,936  2,493,565
           *Hallwood Group, Inc....................     296      6,545
           *Hastings Entertainment, Inc............     764      3,835
            Haverty Furniture Cos., Inc............  34,353    450,024
           *Helen of Troy, Ltd.....................  64,389  2,003,786
           *Hollywood Media Corp...................  19,037     32,363
            Hooker Furniture Corp..................  13,559    168,674
            Hot Topic, Inc.........................  32,189    215,988
           *Hyatt Hotels Corp. Class A.............   3,893    172,499
           *Iconix Brand Group, Inc................  95,618  2,341,685
           *Isle of Capri Casinos, Inc.............  15,000    143,100
           *J. Alexander's Corp....................   9,196     54,992
            J.C. Penney Co., Inc................... 208,599  8,020,632
           #*JAKKS Pacific, Inc....................  15,841    333,295
            Jarden Corp............................ 108,050  3,931,940
           *Johnson Outdoors, Inc. Class A.........  18,189    301,756
            Jones Group, Inc. (The)................ 106,821  1,455,970
           *Journal Communications, Inc............   7,321     39,899
           *Kenneth Cole Productions, Inc. Class A.  10,066    135,589
           *Kid Brands, Inc........................  10,476     76,580
            KSW, Inc...............................     446      1,623
           #*K-Swiss, Inc. Class A.................   1,321     16,262
            Lacrosse Footwear, Inc.................     317      5,269
           *Lakeland Industries, Inc...............  11,757    102,286
           *Lakes Entertainment, Inc...............  25,795     59,071
           *La-Z-Boy, Inc..........................   9,199    108,180

                                     1341

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CONTINUED

                                                          Shares      Value+
                                                          ------      -----

   Consumer Discretionary -- (Continued)..............
     *Lee Enterprises, Inc............................    39,378 $    56,311
     #Lennar Corp. Class A............................   224,100   4,255,659
      Lennar Corp. Class B Voting.....................     6,703     102,288
     #*Liberty Global, Inc. Class A...................     1,678      78,027
     *Liberty Global, Inc. Class C....................     5,309     235,667
     *Liberty Media Corp. Capital Class A.............   204,886  16,855,971
     *Liberty Media Corp. Capital Class B.............     6,066     497,746
     *Liberty Media Corp. Interactive Class A.........   882,463  15,425,453
     *Liberty Media Corp. Interactive Class B.........    35,706     632,175
     *Liberty Media-Starz Corp. Series A..............    28,742   2,208,823
     *Liberty Media-Starz Corp. Series B..............     1,766     135,691
     *Life Time Fitness, Inc..........................     6,400     250,368
     *Lifetime Brands, Inc............................    17,058     271,563
      Lincoln Educational Services Corp...............     5,300      88,510
      Lithia Motors, Inc..............................    39,056     710,429
     *Live Nation Entertainment, Inc..................   147,097   1,631,306
     *Luby's, Inc.....................................    42,423     212,115
     *M/I Homes, Inc..................................    37,930     504,090
      Mac-Gray Corp...................................    13,366     226,420
      Macy's, Inc.....................................   155,548   3,719,153
     *Madison Square Garden, Inc......................    28,630     783,030
      Marcus Corp.....................................    25,596     283,860
     *MarineMax, Inc..................................    25,977     248,340
     #*McClatchy Co. (The)............................    24,935      71,314
     *McCormick & Schmick's Seafood Restaurants, Inc..    26,747     244,200
     #MDC Holdings, Inc...............................    18,400     537,096
     *Media General, Inc. Class A.....................    27,660     149,087
      Men's Wearhouse, Inc. (The).....................    82,560   2,302,598
     *Meritage Homes Corp.............................    28,156     673,210
     #*MGM Resorts International......................   251,100   3,178,926
     *Modine Manufacturing Co.........................     7,266     129,407
     *Mohawk Industries, Inc..........................    98,740   5,928,350
     *Monarch Casino & Resort, Inc....................       988      11,322
     *Morton's Restaurant Group, Inc..................     6,775      50,135
     *Motorcar Parts of America, Inc..................     3,636      50,613
     *Movado Group, Inc...............................    30,500     509,045
     *MTR Gaming Group, Inc...........................    24,135      63,958
     *Multimedia Games Holding Co., Inc...............    26,639     156,371
     *Nautilus, Inc...................................     5,393      17,473
     *Navarre Corp....................................       340         653
     *New Frontier Media, Inc.........................    20,483      36,255
     *New York & Co., Inc.............................    16,301     100,088
      News Corp. Class A.............................. 2,360,850  42,070,347
      News Corp. Class B..............................   937,272  17,714,441
     #*O'Charley's, Inc...............................    19,478     127,386
     *Orient-Express Hotels, Ltd......................    81,098     995,072
      Outdoor Channel Holdings, Inc...................    37,022     264,707
     #*Pacific Sunwear of California, Inc.............    48,428     154,485
     *Penn National Gaming, Inc.......................    36,915   1,476,969
     *Penske Automotive Group, Inc....................    59,294   1,332,929
      Pep Boys - Manny, Moe & Jack (The)..............    81,600   1,117,920
     *Perry Ellis International, Inc..................    23,892     673,277
      Phillips-Van Heusen Corp........................    40,464   2,849,070
     *Pinnacle Entertainment, Inc.....................    94,530   1,312,076
     #*Pulte Group, Inc...............................    73,084     594,173
     *Quiksilver, Inc.................................     7,429      32,316
     #*Radio One, Inc.................................    14,255      41,482
     *Red Lion Hotels Corp............................    17,936     156,940
     #*Red Robin Gourmet Burgers, Inc.................    41,775   1,135,862
      Regis Corp......................................    57,983     985,711
      Rent-A-Center, Inc..............................    76,435   2,327,446

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CONTINUED

                                                      Shares       Value+
                                                      ------       -----

      Consumer Discretionary -- (Continued).......
        *Rick's Cabaret International, Inc........     9,575 $    100,250
        *Rocky Brands, Inc........................    10,329      157,311
        #*Royal Caribbean Cruises, Ltd............   322,500   12,841,950
        *Ruby Tuesday, Inc........................    68,262      717,434
         Ryland Group, Inc. (The).................     1,304       22,572
        *Saga Communications, Inc.................     6,520      234,133
        #*Saks, Inc...............................    79,902      955,628
         Salem Communications Corp................     5,831       20,992
         Scholastic Corp..........................    38,300    1,006,524
        #*Sears Holdings Corp.....................   130,528   11,221,492
         Service Corp. International..............   277,569    3,266,987
         Shiloh Industries, Inc...................    24,999      285,239
        *Shoe Carnival, Inc.......................    22,300      652,721
         Sinclair Broadcast Group, Inc. Class A...    67,661      777,425
        #*Skechers U.S.A., Inc. Class A...........    49,610      945,070
         Skyline Corp.............................     2,823       55,359
         Spartan Motors, Inc......................    17,493      118,253
         Speedway Motorsports, Inc................    59,454      926,293
        *Sport Chalet, Inc. Class A...............       875        1,601
        *Sport Chalet, Inc. Class B...............       299          688
         Stage Stores, Inc........................    60,550    1,166,193
         Standard Motor Products, Inc.............    28,160      401,280
         Stanley Black & Decker, Inc..............   154,919   11,254,865
        *Stanley Furniture, Inc...................    16,348       92,203
         Stein Mart, Inc..........................    14,241      154,942
        *Steinway Musical Instruments, Inc........    13,526      338,150
         Stewart Enterprises, Inc.................    85,569      693,965
         Strattec Security Corp...................     5,556      159,513
         Superior Industries International, Inc...    40,100    1,013,327
        *Syms Corp................................     5,500       43,670
        *Systemax, Inc............................     7,773      100,660
        *Tandy Brands Accessories, Inc............     8,378       21,113
         Tandy Leather Factory, Inc...............       500        2,335
        *Timberland Co. Class A...................     1,169       52,827
         Time Warner Cable, Inc...................   693,942   54,217,688
         Time Warner, Inc......................... 1,534,860   58,109,800
        *Toll Brothers, Inc.......................   203,299    4,271,312
        *Trans World Entertainment Corp...........     5,781        9,654
        *TRW Automotive Holdings Corp.............   153,112    8,736,571
        #*Tuesday Morning Corp....................    60,500      302,500
        *Unifi, Inc...............................    54,494      889,342
        *Vail Resorts, Inc........................    15,400      754,446
         Walt Disney Co. (The)....................   231,421    9,974,245
        #Washington Post Co. Class B..............     5,780    2,519,502
         Wendy's/Arby's Group, Inc. Class A.......   236,804    1,141,395
        *West Marine, Inc.........................    26,563      289,005
        *Wet Seal, Inc. (The).....................    14,136       62,198
        #Whirlpool Corp...........................    25,149    2,167,341
         Wyndham Worldwide Corp...................   262,116    9,071,835
                                                             ------------
      Total Consumer Discretionary................            591,609,767
                                                             ------------

      Consumer Staples -- (6.6%)..................
        *Alliance One International, Inc..........    24,193       96,530
         Andersons, Inc. (The)....................    11,174      554,789
         Archer-Daniels-Midland Co................   813,476   30,114,882
         B&G Foods, Inc...........................    30,873      558,184
         Bunge, Ltd...............................   121,368    9,156,002
        *Cagle's, Inc. Class A....................       955        5,835
         CCA Industries, Inc......................     8,323       48,690
        #*Central European Distribution Corp......    57,775      682,901
        *Central Garden & Pet Co..................    37,832      369,619

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CONTINUED

                                                       Shares       Value+
                                                       ------       -----

      Consumer Staples -- (Continued)..............
        *Central Garden & Pet Co. Class A..........    48,053 $    481,491
        *Chiquita Brands International, Inc........    70,190    1,117,425
        *Constellation Brands, Inc. Class A........   249,042    5,576,050
        #*Constellation Brands, Inc. Class B.......    12,715      285,960
         Corn Products International, Inc..........    62,117    3,422,647
        *Craft Brewers Alliance, Inc...............     2,746       25,291
         CVS Caremark Corp......................... 1,510,745   54,749,399
        #*Dole Food Co., Inc.......................    15,307      211,390
        *Elizabeth Arden, Inc......................    21,291      640,007
         Farmer Brothers Co........................    17,539      210,994
         Griffin Land & Nurseries, Inc. Class A....     1,500       40,170
        *Hain Celestial Group, Inc.................    63,205    2,149,602
        *Harbinger Group, Inc......................     2,082       12,638
       .#*HQ Sustainable Maritime Industries, Inc..    10,070       27,995
         Imperial Sugar Co.........................    14,949      204,502
         Ingles Markets, Inc.......................    12,616      239,830
         J.M. Smucker Co...........................   108,204    8,122,874
        *John B. Sanfilippo & Son, Inc.............     9,100      100,100
         Kraft Foods, Inc. Class A................. 2,081,099   69,883,304
        *Mannatech, Inc............................    13,238       22,107
         MGP Ingredients, Inc......................     2,959       25,832
         Molson Coors Brewing Co. Class A..........     1,908       93,578
         Molson Coors Brewing Co. Class B..........   190,750    9,299,062
        *Nutraceutical International Corp..........    17,801      282,324
         Oil-Dri Corp. of America..................       236        5,213
        *Omega Protein Corp........................    27,752      357,446
        *Pantry, Inc...............................    26,158      404,926
        *Parlux Fragrances, Inc....................     1,498        5,003
        *Physicians Formula Holdings, Inc..........    15,201       80,565
        *Prestige Brands Holdings, Inc.............   112,017    1,293,796
        *Ralcorp Holdings, Inc.....................    59,647    4,640,537
        *Seneca Foods Corp.........................     1,100       30,756
        *Seneca Foods Corp. Class B................       300        8,390
        *Smart Balance, Inc........................    66,458      317,669
        *Smithfield Foods, Inc.....................   185,173    4,362,676
         Spartan Stores, Inc.......................    22,430      350,132
        *Spectrum Brands Holdings, Inc.............    46,130    1,499,225
        #SUPERVALU, Inc............................   191,716    2,158,722
        *Susser Holdings Corp......................    14,936      205,967
         Tasty Baking Co...........................     7,784       31,019
         Tyson Foods, Inc. Class A.................   405,030    8,060,097
        #Universal Corp............................    18,490      802,096
         Weis Markets, Inc.........................       806       33,264
        *Winn-Dixie Stores, Inc....................    92,300      654,407
                                                              ------------
      Total Consumer Staples.......................            224,113,910
                                                              ------------

      Energy -- (16.3%)............................
         Adams Resources & Energy, Inc.............     6,758      198,820
         Alon USA Energy, Inc......................    33,484      460,405
         Anadarko Petroleum Corp...................   845,068   66,709,668
         Apache Corp...............................    80,277   10,706,544
        *Approach Resources, Inc...................     7,782      229,102
        #*ATP Oil & Gas Corp.......................    13,671      243,070
         Baker Hughes, Inc.........................   100,807    7,803,470
        *Barnwell Industries, Inc..................     5,190       35,863
        *Basic Energy Services, Inc................    52,227    1,605,458
         Berry Petroleum Corp. Class A.............    54,457    2,893,300
        *Bill Barrett Corp.........................    34,200    1,427,166
        *Bolt Technology Corp......................     2,329       34,097
        *Bristow Group, Inc........................    41,500    1,925,600
        *Bronco Drilling Co., Inc..................    18,737      205,732

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CONTINUED

                                                    Shares       Value+
                                                    ------       -----

        Energy -- (Continued)...................
           Cabot Oil & Gas Corp.................    25,205 $  1,418,537
          *Cal Dive International, Inc..........    60,773      477,676
           Chesapeake Energy Corp...............   833,400   28,060,578
           Chevron Corp.........................     4,109      449,689
           Cimarex Energy Co....................    16,380    1,811,464
          *Complete Production Services, Inc....    41,455    1,406,983
           ConocoPhillips....................... 1,766,829  139,455,813
          *Crimson Exploration, Inc.............    26,671      108,018
           Crosstex Energy, Inc.................    46,661      492,274
          *CVR Energy, Inc......................    18,688      415,434
          *Dawson Geophysical Co................     4,547      202,796
           Delek US Holdings, Inc...............    63,356      850,871
          *Denbury Resources, Inc...............   227,307    5,130,319
           DHT Holdings, Inc....................    33,011      142,938
          *Double Eagle Petroleum Co............     6,032       61,406
          *Energy Partners, Ltd.................     3,418       62,242
          #*Exterran Holdings, Inc..............    85,189    1,849,453
          *General Maritime Corp................     6,282       13,443
          #*GeoResources, Inc...................     7,525      218,376
          *Global Industries, Ltd...............    36,106      356,005
          #*Green Plains Renewable Energy, Inc..     9,815      122,884
           Gulf Island Fabrication, Inc.........     6,877      243,033
          *Gulfmark Offshore, Inc...............    35,505    1,511,448
          *Harvest Natural Resources, Inc.......    45,263      625,535
          *Helix Energy Solutions Group, Inc....    93,310    1,766,358
           Helmerich & Payne, Inc...............   106,356    7,055,657
          *Hercules Offshore, Inc...............    54,574      342,452
           Hess Corp............................   378,130   32,504,055
          *HKN, Inc.............................    22,724       70,217
          *Hornbeck Offshore Services, Inc......    16,700      488,141
          *International Coal Group, Inc........   121,496    1,340,101
          #*Key Energy Services, Inc............    56,774    1,033,287
           Marathon Oil Corp....................   903,937   48,848,755
          *Matrix Service Co....................     8,405      121,536
          *Mitcham Industries, Inc..............     7,044      112,563
           Murphy Oil Corp......................   189,426   14,676,726
          *Nabors Industries, Ltd...............   276,982    8,486,728
           National-Oilwell, Inc................   515,481   39,532,238
          *Natural Gas Services Group, Inc......    17,452      314,660
          *Newpark Resources, Inc...............   101,220      914,017
          Noble Energy, Inc.....................   106,590   10,261,419
          *Oil States International, Inc........    25,058    2,080,065
           Overseas Shipholding Group, Inc......    31,709      883,413
          *Parker Drilling Co...................   117,663      838,937
          *Patriot Coal Corp....................    52,400    1,319,432
           Patterson-UTI Energy, Inc............   152,325    4,738,831
          #*Petrohawk Energy Corp...............   117,383    3,170,515
          *Petroleum Development Corp...........    26,573    1,058,137
          *PHI, Inc. Non-Voting.................    21,578      482,916
          *PHI, Inc. Voting.....................     1,099       24,013
          *Pioneer Drilling Co..................    67,927    1,052,868
           Pioneer Natural Resources Co.........   155,717   15,918,949
          *Plains Exploration & Production Co...   162,430    6,178,837
          *Pride International, Inc.............   119,278    5,237,497
           QEP Resources, Inc...................    44,578    1,904,818
          *REX American Resources Corp..........     4,050       69,984
          *Rosetta Resources, Inc...............    62,789    2,883,899
          *Rowan Cos., Inc......................   121,858    5,081,479
          #Schlumberger, Ltd....................    35,248    3,163,508
           SEACOR Holdings, Inc.................    36,653    3,622,416
          #*Seahawk Drilling, Inc...............     2,343       17,221

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CONTINUED

                                                        Shares       Value+
                                                        ------       -----

     Energy -- (Continued)..........................
       *Stone Energy Corp...........................    16,671 $    589,487
        Sunoco, Inc.................................   149,214    6,365,469
       *Swift Energy Corp...........................    61,413    2,406,775
        Teekay Corp.................................    34,743    1,180,915
       #*Tesoro Petroleum Corp......................   168,807    4,578,046
       *Tetra Technologies, Inc.....................    38,070      562,294
       *TGC Industries, Inc.........................     1,445       11,892
        Tidewater, Inc..............................    50,804    3,023,346
       *Union Drilling, Inc.........................    22,000      298,320
       *Unit Corp...................................    57,000    3,592,140
       #*USEC, Inc..................................   168,662      772,472
        Valero Energy Corp..........................   658,099   18,624,202
       #*Western Refining, Inc......................    68,485    1,161,506
       *Whiting Petroleum Corp......................    33,587    2,334,296
       *Willbros Group, Inc.........................    21,126      227,104
                                                               ------------
     Total Energy...................................            553,290,419
                                                               ------------

     Financials -- (19.4%)..........................
        1st Source Corp.............................    44,743      949,446
        21st Century Holding Co.....................    13,665       40,312
        Abington Bancorp, Inc.......................    21,227      257,271
        ACE, Ltd....................................    86,825    5,838,981
       *Affirmative Insurance Holdings, Inc.........    14,714       36,344
       *Allegheny Corp..............................     7,756    2,551,763
        Alliance Bancorp, Inc. of Pennsylvania......       180        2,007
       *Allied World Assurance Co. Holdings, Ltd....    24,643    1,601,056
        Allstate Corp. (The)........................   529,952   17,933,576
        Alterra Capital Holdings, Ltd...............    48,183    1,059,062
       *American Capital, Ltd.......................   422,803    4,342,187
       #American Equity Investment Life Holding Co..    88,700    1,140,682
        American Financial Group, Inc...............   199,200    7,125,384
       *American Independence Corp..................       866        4,521
        American National Insurance Co..............    40,650    3,215,415
       *American River Bankshares...................       634        3,963
       *American Safety Insurance Holdings, Ltd.....    15,049      306,398
       *Ameris Bancorp..............................    20,500      203,770
       *AmeriServe Financial, Inc...................    33,075       79,380
       *Arch Capital Group, Ltd.....................    18,690    1,943,760
        Argo Group International Holdings, Ltd......    38,796    1,218,582
       #Aspen Insurance Holdings, Ltd...............   102,623    2,931,939
       *Asset Acceptance Capital Corp...............     3,458       19,641
       #Associated Banc-Corp........................   121,017    1,766,848
        Assurant, Inc...............................    65,820    2,613,054
        Assured Guaranty, Ltd.......................   122,989    2,090,813
        Asta Funding, Inc...........................     8,397       68,100
       *Atlantic Coast Financial Corp...............       579        5,651
       *Avatar Holdings, Inc........................    18,272      328,896
        Axis Capital Holdings, Ltd..................   119,779    4,235,385
       *B of I Holding, Inc.........................     8,781      147,521
        Baldwin & Lyons, Inc........................       300        6,458
        Baldwin & Lyons, Inc. Class B...............     8,321      192,132
       *Bancorp, Inc................................     1,342       13,138
       *BancTrust Financial Group, Inc..............    33,553       83,883
        Bank Mutual Corp............................    50,249      205,518
        Bank of America Corp........................ 7,109,212   87,301,123
       #*BankAtlantic Bancorp, Inc..................    37,108       33,742
        BankFinancial Corp..........................    39,867      364,384
        Banner Corp.................................    13,022       35,811
        BCB Bancorp, Inc............................     2,000       22,000
        Berkshire Hills Bancorp, Inc................    30,189      673,215
        Boston Private Financial Holdings, Inc......    35,786      250,144

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CONTINUED

                                                           Shares      Value+
                                                           ------      -----

  Financials -- (Continued)...........................
     Capital City Bank Group, Inc.....................     16,636 $   186,323
     Capital One Financial Corp.......................    571,140  31,258,492
     Capital Southwest Corp...........................      7,189     691,869
     CapitalSource, Inc...............................    125,238     836,590
    *Capitol Federal Financial, Inc...................     41,295     467,459
     Cathay General Bancorp...........................     67,312   1,147,670
     Century Bancorp, Inc. Class A....................        596      16,438
     CFS Bancorp, Inc.................................     14,148      76,682
     Chemical Financial Corp..........................      4,362      87,807
    *Chicopee Bancorp, Inc............................      1,000      14,210
    #Cincinnati Financial Corp........................      7,302     231,327
    *Citigroup, Inc................................... 19,579,221  89,868,624
    *Citizens Community Bancorp, Inc..................     10,355      55,140
     Citizens South Banking Corp......................      1,934       9,187
     CME Group, Inc...................................     82,877  24,512,530
     CNA Financial Corp...............................    313,566   9,733,089
    *CNA Surety Corp..................................     34,580     916,024
    *CNO Financial Group, Inc.........................    118,185     952,571
    #CoBiz Financial, Inc.............................      4,003      27,180
     Codorus Valley Bancorp, Inc......................        115       1,252
    #Comerica, Inc....................................      3,474     131,769
    *Community West Bancshares........................        400       1,728
    *CompuCredit Holdings Corp........................     34,613     147,451
    #*Cowen Group, Inc................................     10,664      44,362
    *Crescent Financial Corp..........................     18,440      75,235
     Delphi Financial Group, Inc. Class A.............         53       1,693
     Donegal Group, Inc. Class A......................     30,619     417,643
     Donegal Group, Inc. Class B......................        300       4,623
    *E*Trade Financial Corp...........................    160,321   2,603,613
     Eastern Insurance Holdings, Inc..................     23,326     312,802
     Eastern Virginia Bankshares, Inc.................        560       1,977
     EMC Insurance Group, Inc.........................     19,181     418,338
    *Encore Bancshares, Inc...........................      7,009      84,809
    *Encore Capital Group, Inc........................        789      23,623
    *Endurance Specialty Holdings, Ltd................     76,288   3,382,610
     Enterprise Financial Services Corp...............      6,453      96,150
     ESB Financial Corp...............................        300       5,091
     ESSA Bancorp, Inc................................      9,817     123,203
     Evans Bancorp, Inc...............................      1,681      23,786
     Everest Re Group, Ltd............................     53,099   4,838,381
    *Farmers Capital Bank Corp........................        818       5,693
     FBL Financial Group, Inc. Class A................     35,719   1,089,430
     Federal Agricultural Mortgage Corp...............      8,800     166,760
     Federal Agricultural Mortgage Corp. Class A......        177       2,416
     Fidelity Bancorp, Inc............................        400       3,600
    #Fidelity National Financial, Inc.................     75,967   1,172,930
    #*Fidelity Southern Corp..........................      6,582      49,495
    *First Acceptance Corp............................     39,006      70,601
     First Bancorp....................................     13,653     190,596
    *First Bancshares, Inc............................        400       2,488
     First Bancshares, Inc. (The).....................        300       2,655
     First Busey Corp.................................     14,316      75,159
     First Business Financial Services, Inc...........        482       5,760
    *First California Financial Group, Inc............        600       2,310
     First Citizens BancShares, Inc...................     12,386   2,477,324
    *First Defiance Financial Corp....................      9,457     129,372
    *First Federal of Northern Michigan Bancorp, Inc..      1,100       3,729
     First Financial Holdings, Inc....................     14,857     163,130
    *First Financial Northwest, Inc...................     25,471     158,939
    *First Financial Service Corp.....................        700       2,835
     First Merchants Corp.............................     28,856     267,495

                                     1347

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      Shares      Value+
                                                      ------      -----

        Financials -- (Continued)...................
           First Midwest Bancorp, Inc...............  10,824 $   141,794
           First Niagara Financial Group, Inc.......  34,092     490,925
           First Pactrust Bancorp, Inc..............   3,050      47,245
          *First Place Financial Corp...............  21,198      38,156
          *First Security Group, Inc................  12,267      10,672
           First South Bancorp, Inc.................   1,978       8,861
          *FirstCity Financial Corp.................   5,872      39,460
           Flagstone Reinsurance Holdings SA........  45,783     385,035
           Flushing Financial Corp..................   4,218      62,089
          #*FNB United Corp.........................   7,443       3,573
           Fox Chase Bancorp, Inc...................     999      13,636
          *FPIC Insurance Group, Inc................  11,445     422,549
           German American Bancorp, Inc.............   9,463     165,129
          *Gleacher & Co., Inc......................  45,986      86,914
          *Global Indemnity P.L.C...................   5,977     152,653
           Great Southern Bancorp, Inc..............   2,301      47,631
          #*Greene Bancshares, Inc..................  16,271      33,030
           GS Financial Corp........................     400       8,224
          *Guaranty Bancorp.........................  79,999     115,199
          *Guaranty Federal Bancshares, Inc.........   1,684      10,289
          *Hallmark Financial Services, Inc.........  26,292     224,797
           Hampden Bancorp, Inc.....................   5,886      79,461
           Hanover Insurance Group, Inc.............  88,829   3,750,360
           Hartford Financial Services Group, Inc... 478,387  13,858,871
           HCC Insurance Holdings, Inc..............  19,162     623,531
           Heartland Financial USA, Inc.............   3,288      51,687
          *Heritage Commerce Corp...................  23,031     120,452
          *Heritage Financial Corp..................   2,036      30,011
           HF Financial Corp........................     400       4,428
          *Hilltop Holdings, Inc....................   8,181      79,356
           Hingham Institution for Savings..........     500      26,450
          *HMN Financial, Inc.......................   3,456       9,850
          *Home Bancorp, Inc........................     951      15,187
           Home Federal Bancorp, Inc................  12,347     150,016
           HopFed Bancorp, Inc......................   6,649      59,575
           Horace Mann Educators Corp...............  58,206   1,040,723
           Horizon Bancorp..........................     300       8,130
           Huntington Bancshares, Inc............... 144,163     978,867
           Independence Holding Co..................  22,770     176,695
           Indiana Community Bancorp................   2,029      32,078
           Infinity Property & Casualty Corp........  21,428   1,266,395
          *Internet Capital Group, Inc..............  36,215     503,026
          *Investment Technology Group, Inc.........   8,611     147,334
           Investors Title Co.......................   1,169      40,003
           Kentucky First Federal Bancorp...........   2,800      22,484
           KeyCorp.................................. 476,566   4,131,827
           Lakeland Bancorp, Inc....................   8,219      87,861
           Landmark Bancorp, Inc....................   1,701      28,577
           Legacy Bancorp, Inc......................  19,374     262,711
           Legg Mason, Inc.......................... 128,883   4,788,003
           Lincoln National Corp.................... 460,953  14,395,562
           LNB Bancorp, Inc.........................  13,395      78,093
           Loews Corp............................... 586,729  25,968,626
          *Louisiana Bancorp, Inc...................   5,606      84,314
          #*Macatawa Bank Corp......................  19,463      50,409
          *Magyar Bancorp, Inc......................     500       2,115
           Maiden Holdings, Ltd.....................  15,042     112,063
           MainSource Financial Group, Inc..........  47,000     452,610
          *Marlin Business Services Corp............  14,664     178,754
           Marshall & Ilsley Corp................... 470,172   3,841,305
           MB Financial, Inc........................     691      14,297

                                     1348

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CONTINUED

                                                         Shares      Value+
                                                         ------      -----

     Financials -- (Continued).......................
       #*MBIA, Inc...................................   337,600 $ 3,484,032
       #*MBT Financial Corp..........................    23,185      33,850
        MCG Capital Corp.............................    18,540     122,364
        Meadowbrook Insurance Group, Inc.............    39,471     404,183
        Medallion Financial Corp.....................    19,310     178,231
       #*Mercantile Bank Corp........................     4,474      40,892
       *Meridian Interstate Bancorp, Inc.............     1,879      26,231
        Meta Financial Group, Inc....................     1,251      18,140
        MetLife, Inc................................. 1,032,078  48,290,930
       *Metro Bancorp, Inc...........................     1,530      19,125
       *MetroCorp Bancshares, Inc....................     2,250      15,255
       *MF Global Holdings, Ltd......................    62,953     529,435
       #*MGIC Investment Corp........................    63,595     550,733
        MicroFinancial, Inc..........................     5,900      29,441
        MidWestOne Financial Group, Inc..............       541       7,947
        Montpelier Re Holdings, Ltd..................    40,646     735,286
        Morgan Stanley............................... 1,224,333  32,016,308
        MutualFirst Financial, Inc...................     2,300      20,125
       *NASDAQ OMX Group, Inc. (The).................    70,529   1,911,336
        National Penn Bancshares, Inc................    11,213      92,059
        National Western Life Insurance Co. Class A..       900     144,963
       *Navigators Group, Inc. (The).................     6,177     320,154
       *New Century Bancorp, Inc.....................       600       3,090
        New Hampshire Thrift Bancshares, Inc.........     3,667      49,211
        New Westfield Financial, Inc.................     2,738      24,861
       *NewBridge Bancorp............................     6,172      28,391
       *Newport Bancorp, Inc.........................       700       9,940
       #*NewStar Financial, Inc......................    52,589     628,439
       *North Valley Bancorp.........................       907       9,156
        Northeast Community Bancorp, Inc.............    18,190     115,325
        Northrim Bancorp, Inc........................     6,379     127,644
        NYSE Euronext, Inc...........................    40,722   1,630,916
       #Old Republic International Corp..............   357,183   4,525,509
       #Old Second Bancorp, Inc......................     5,088       6,309
        OneBeacon Insurance Group, Ltd...............     6,278      88,206
        Oppenheimer Holdings, Inc. Class A...........     1,674      51,409
       #*Pacific Mercantile Bancorp..................    16,756      72,051
       *Pacific Premier Bancorp, Inc.................       100         700
        Parkvale Financial Corp......................       102       1,148
        PartnerRe, Ltd...............................    52,224   4,196,721
       #*Penson Worldwide, Inc.......................    25,072     152,187
        Peoples Bancorp of North Carolina............       250       1,622
        Peoples Bancorp, Inc.........................    17,708     241,360
       #People's United Financial, Inc...............    23,949     327,862
       #*PHH Corp....................................    92,304   1,980,844
       *Phoenix Cos., Inc. (The).....................    50,183     134,992
       *PICO Holdings, Inc...........................        82       2,634
       #*Pinnacle Financial Partners, Inc............    51,523     827,975
        Platinum Underwriters Holdings, Ltd..........    25,125     949,976
       *Popular, Inc.................................   565,367   1,780,906
        Porter Bancorp, Inc..........................     1,737      13,774
       *Preferred Bank...............................     1,179       1,922
        Premier Financial Bancorp, Inc...............     1,301       9,497
        Presidential Life Corp.......................    29,727     331,159
        Protective Life Corp.........................    96,837   2,605,884
        Provident Financial Holdings, Inc............       544       4,423
        Provident Financial Services, Inc............    58,586     850,669
        Provident New York Bancorp...................    70,554     661,797
        Prudential Financial, Inc....................   537,721  34,102,266
        Pulaski Financial Corp.......................     4,550      33,397
        Radian Group, Inc............................   102,845     609,871

                                     1349

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

        Financials -- (Continued).................
           Regions Financial Corp................. 1,304,230 $ 9,573,048
           Reinsurance Group of America, Inc......   169,166  10,708,208
           Renasant Corp..........................    46,114     773,793
          *Republic First Bancorp, Inc............     2,474       6,902
           Resource America, Inc..................    21,502     132,237
          *Riverview Bancorp, Inc.................    15,319      48,102
           Safety Insurance Group, Inc............    14,036     657,166
           Sanders Morris Harris Group, Inc.......    51,590     445,222
           Sandy Spring Bancorp, Inc..............    19,540     349,180
          *Savannah Bancorp, Inc. (The)...........     2,998      23,564
           SeaBright Holdings, Inc................    40,890     417,896
           Selective Insurance Group, Inc.........    72,997   1,287,667
           SI Financial Group, Inc................     5,444      54,168
           Simmons First National Corp............     3,166      83,551
           Somerset Hills Bancorp.................     4,317      38,378
          *Southern Community Financial Corp......    29,890      41,547
          *Southern First Bancshares, Inc.........     1,006       8,018
           Southern Missouri Bancorp, Inc.........        41       1,054
          #*Southwest Bancorp, Inc................    23,408     331,925
           State Auto Financial Corp..............    62,840   1,067,023
           StellarOne Corp........................    24,967     349,538
          #Stewart Information Services Corp......    12,271     124,428
          *Stratus Properties, Inc................     3,069      41,738
          *Sun Bancorp, Inc.......................     7,172      26,106
           SunTrust Banks, Inc....................   617,728  17,413,752
           Susquehanna Bancshares, Inc............   124,870   1,151,301
           Symetra Financial Corp.................     3,055      42,403
          *Taylor Capital Group, Inc..............     1,483      14,741
           Teche Holding Co.......................       600      21,480
          *Tennessee Commerce Bancorp, Inc........       772       2,463
           TF Financial Corp......................       630      13,551
          *Timberland Bancorp, Inc................     2,500      15,500
          #TowneBank..............................     5,371      79,598
           Transatlantic Holdings, Inc............    91,903   4,529,899
           Travelers Cos., Inc. (The).............   113,788   7,200,505
          *Tree.com, Inc..........................     5,635      29,978
           Umpqua Holdings Corp...................    92,268   1,071,231
           Unico American Corp....................     1,900      18,430
           Union First Market Bankshares Corp.....    12,821     163,211
          #*United Community Banks, Inc...........    10,544      25,306
           United Financial Bancorp, Inc..........    14,132     230,917
           United Fire & Casualty Co..............    41,412     819,958
          *United Security Bancshares.............       358       1,180
           Unitrin, Inc...........................    90,527   2,737,536
          *Unity Bancorp, Inc.....................     3,306      22,811
           Unum Group.............................   530,100  14,037,048
           Validus Holdings, Ltd..................    56,030   1,823,216
          *Virginia Commerce Bancorp, Inc.........    22,274     133,867
           VIST Financial Corp....................       271       2,070
          *Waterstone Financial, Inc..............     1,300       4,160
           Webster Financial Corp.................    21,774     468,576
           WesBanco, Inc..........................    34,885     708,166
           Wesco Financial Corp...................    11,276   4,420,192
           West Bancorporation, Inc...............    15,124     117,816
           White Mountains Insurance Group, Ltd...    18,187   6,502,034
           White River Capital, Inc...............       300       5,418
           Whitney Holding Corp...................    25,863     350,185
          #Wintrust Financial Corp................     1,600      53,904
           WR Berkley Corp........................    21,887     713,735
          *WSB Holdings, Inc......................       100         307
           Xl Group P.L.C.........................   199,510   4,872,034

                                     1350

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CONTINUED

                                                     Shares       Value+
                                                     ------       -----

        Financials -- (Continued)................
          *Yadkin Valley Financial Corp..........    16,710 $     38,266
          #Zions Bancorporation..................    91,968    2,248,618
          *ZipRealty, Inc........................    10,028       26,173
                                                            ------------
        Total Financials.........................            658,082,340
                                                            ------------

        Health Care -- (8.1%)....................
           Aetna, Inc............................   503,313   20,827,092
          *Affymetrix, Inc.......................    46,312      250,085
          *Albany Molecular Research, Inc........    35,737      174,754
          #*Alere, Inc...........................    74,130    2,753,188
          *Allied Healthcare International, Inc..    67,398      175,909
          *Allied Healthcare Products, Inc.......     1,000        4,340
          *Alphatec Holdings, Inc................     6,077       19,325
          #*Amedisys, Inc........................    12,879      429,128
          *American Dental Partners, Inc.........    26,370      347,820
          *Amsurg Corp...........................    28,998      778,886
           Analogic Corp.........................     7,334      422,952
          *AngioDynamics, Inc....................    47,752      778,358
          *Anika Therapeutics, Inc...............    17,185      143,323
           Arrhythmia Research Technology, Inc...     1,200        6,738
          #*Assisted Living Concepts, Inc........    17,742      639,777
          *BioClinica, Inc.......................    10,162       53,554
          #*BioScrip, Inc........................    37,700      173,797
          *Boston Scientific Corp................ 1,205,899    9,032,184
          *Brookdale Senior Living, Inc..........    16,954      461,827
          *Cambrex Corp..........................    23,463      123,415
           Cantel Medical Corp...................     7,270      188,511
          *Capital Senior Living Corp............    45,270      419,653
          *CareFusion Corp.......................   207,163    6,084,377
          *Celera Corp...........................    91,861      726,621
          *Codexis, Inc..........................       519        5,444
          *Community Health Systems, Inc.........   105,314    3,236,299
          *CONMED Corp...........................    43,239    1,214,151
           Cooper Cos., Inc......................    65,164    4,880,784
          *Coventry Health Care, Inc.............   141,956    4,580,920
          *Cross Country Healthcare, Inc.........    33,630      249,535
          *Cutera, Inc...........................    22,757      201,172
           Daxor Corp............................       545        5,466
          *Digirad Corp..........................    26,648       81,010
          #*Dynacq Healthcare, Inc...............       909        1,745
          *Enzo Biochem, Inc.....................    22,793       90,944
          *Exactech, Inc.........................       760       13,612
          *Five Star Quality Care, Inc...........    38,499      322,622
          *Gentiva Health Services, Inc..........    28,510      798,280
          *Greatbatch, Inc.......................    29,721      804,547
          *Health Net, Inc.......................    59,294    1,974,490
          *HealthSpring, Inc.....................    86,917    3,606,186
          *Healthways, Inc.......................    20,167      341,226
           Hill-Rom Holdings, Inc................     3,613      162,621
          *Hologic, Inc..........................   305,036    6,716,893
          *Humana, Inc...........................   236,814   18,026,282
          *IntegraMed America, Inc...............     3,874       39,127
           Invacare Corp.........................    26,628      876,061
          *Kendle International, Inc.............    11,329      113,856
           Kewaunee Scientific Corp..............     1,631       18,251
          *Kindred Healthcare, Inc...............    43,118    1,087,436
          *LCA-Vision, Inc.......................     5,205       35,082
           LeMaitre Vascular, Inc................     5,100       34,884
          *LifePoint Hospitals, Inc..............    82,208    3,420,675
          *Magellan Health Services, Inc.........     9,409      489,456
          *Maxygen, Inc..........................    45,644      235,523

                                     1351

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CONTINUED

                                                     Shares       Value+
                                                     ------       -----

       Health Care -- (Continued)................
         *MedCath Corp...........................    30,240 $    408,542
         *Medical Action Industries, Inc.........    26,509      230,628
         #*MediciNova, Inc.......................       225          583
          MEDTOX Scientific, Inc.................     7,900      126,242
         *Misonix, Inc...........................     4,083        9,554
         *Molina Healthcare, Inc.................    12,070      519,010
          National Healthcare Corp...............     1,134       52,686
         *Natus Medical, Inc.....................     4,075       69,153
         *NovaMed, Inc...........................    10,734      142,226
         #Omnicare, Inc..........................   197,388    6,201,931
         *PDI, Inc...............................    15,333      132,937
          Pfizer, Inc............................ 3,958,769   82,975,798
         *PharMerica Corp........................     7,655      100,740
         *Regeneration Technologies, Inc.........    19,587       56,802
         *RehabCare Group, Inc...................    15,767      592,366
         *Select Medical Holdings Corp...........    25,076      223,678
         *Skilled Healthcare Group, Inc..........    18,080      219,130
         *Solta Medical, Inc.....................     3,075       11,162
         *SRI/Surgical Express, Inc..............     2,127        9,465
         *Sucampo Pharmaceuticals, Inc...........     7,965       35,683
         *Sun Healthcare Group, Inc..............     8,903      104,966
         *SunLink Health Systems, Inc............     1,750        3,850
         *Symmetry Medical, Inc..................    49,574      493,261
          Teleflex, Inc..........................    37,423    2,358,023
         *Theragenics Corp.......................    21,383       41,697
         *Thermo Fisher Scientific, Inc..........   499,520   29,966,205
         *TomoTherapy, Inc.......................    56,619      259,315
         *TranS1, Inc............................     6,997       34,845
         *Triple-S Management Corp...............    17,739      371,455
          UnitedHealth Group, Inc................   133,703    6,582,199
          Universal American Corp................    85,628    1,978,007
         *Viropharma, Inc........................   103,779    2,001,897
         *Vital Images, Inc......................    20,078      374,254
         *WellCare Health Plans, Inc.............    12,832      562,170
          WellPoint, Inc.........................   504,640   38,751,306
          Young Innovations, Inc.................     2,165       67,158
                                                            ------------
       Total Health Care.........................            274,749,118
                                                            ------------

       Industrials -- (12.4%)....................
         *A.T. Cross Co..........................    18,431      206,243
         *AAR Corp...............................    30,805      802,162
          Aceto Corp.............................    30,245      242,262
         *Aecom Technology Corp..................    10,543      287,402
         *Air Transport Services Group, Inc......     8,765       71,698
          Aircastle, Ltd.........................    54,200      675,332
          Alamo Group, Inc.......................    22,951      656,628
         *Alaska Air Group, Inc..................    17,713    1,166,755
          Albany International Corp..............     4,175      105,669
          Alexander & Baldwin, Inc...............    66,838    3,522,363
         *Allied Defense Group, Inc..............     2,645        8,993
         *Allied Motion Technologies, Inc........       162        1,139
         *Amerco, Inc............................    30,531    3,105,613
         *American Railcar Industries, Inc.......    21,009      595,185
         *American Reprographics Co..............     4,040       36,158
          Ameron International Corp..............     9,647      678,570
          Ampco-Pittsburgh Corp..................     3,139       84,345
         *AMREP Corp.............................       966        9,563
          Apogee Enterprises, Inc................    32,037      457,488
          Applied Industrial Technologies, Inc...    28,972    1,021,553
          Arkansas Best Corp.....................    25,200      579,852
         *Armstrong World Industries, Inc........    82,188    3,677,913

                                     1352

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CONTINUED

                                                       Shares      Value+
                                                       ------      -----

       Industrials -- (Continued)..................
         #*Ascent Solar Technologies, Inc..........     7,857 $    12,650
         *Astec Industries, Inc....................     4,900     190,022
         *Atlas Air Worldwide Holdings, Inc........    37,114   2,557,526
         #*Avis Budget Group, Inc..................    29,897     566,847
         #Barnes Group, Inc........................    46,604   1,152,983
          Barrett Business Services, Inc...........    12,955     208,835
         *BlueLinx Holdings, Inc...................    18,120      65,594
          Briggs & Stratton Corp...................    24,500     577,955
         *BTU International, Inc...................     1,600      18,224
         *CAI International, Inc...................    12,399     311,959
          Cascade Corp.............................     5,840     267,472
         *Casella Waste Systems, Inc...............     2,641      17,853
         #*CBIZ, Inc...............................    15,323     112,318
          CDI Corp.................................    43,399     643,173
         *CECO Environmental Corp..................     5,323      30,394
         *Celadon Group, Inc.......................    10,492     154,967
         *Ceradyne, Inc............................    26,425   1,238,276
         *Champion Industries, Inc.................       686       1,098
         *Chart Industries, Inc....................     3,000     145,830
          Chicago Rivet & Machine Co...............       700      12,289
          Cintas Corp..............................     1,940      60,237
          CIRCOR International, Inc................     1,740      79,048
         *Columbus McKinnon Corp...................    32,876     657,520
         *Comarco, Inc.............................     9,299       3,348
          Comfort Systems USA, Inc.................    17,366     212,039
          CompX International, Inc.................       500       7,025
         *Consolidated Graphics, Inc...............    18,127   1,017,831
          Courier Corp.............................     8,103     111,011
          Covanta Holding Corp.....................    81,479   1,398,994
         *Covenant Transportation Group, Inc.......     7,080      67,543
         *CPI Aerostructures, Inc..................     5,826      81,040
         *CRA International, Inc...................     4,103     116,730
          CSX Corp.................................   416,210  32,751,565
          Curtiss-Wright Corp......................    24,966     830,120
          Ducommun, Inc............................    16,345     371,849
         *Dycom Industries, Inc....................    41,650     618,919
         #*Eagle Bulk Shipping, Inc................    19,733      67,684
          Eastern Co...............................    10,193     193,667
          Eaton Corp...............................    71,374   3,820,650
          Ecology & Environment, Inc. Class A......       900      17,604
         #Encore Wire Corp.........................    19,066     532,132
          EnergySolutions, Inc.....................    12,385      69,975
         *EnerSys..................................    51,339   1,945,235
          Ennis, Inc...............................    48,483     905,662
          ESCO Technologies, Inc...................       400      14,672
          Espey Manufacturing & Electronics Corp...     1,671      45,451
         *Esterline Technologies Corp..............    44,968   3,228,702
         #*Excel Maritime Carriers, Ltd............    39,214     157,248
          Federal Signal Corp......................    70,880     478,440
          FedEx Corp...............................     5,198     497,293
         *Flow International Corp..................    23,633     101,858
         *Franklin Covey Co........................     3,113      28,702
         *Frozen Food Express Industries...........     8,986      33,158
         #*FTI Consulting, Inc.....................     6,784     270,682
          G & K Services, Inc. Class A.............    29,714     983,533
          GATX Corp................................    65,445   2,766,360
         #*Genco Shipping & Trading, Ltd...........     2,886      24,214
         *Gencor Industries, Inc...................     8,766      66,622
         #*General Cable Corp......................    26,092   1,265,462
          General Electric Co...................... 2,763,790  56,519,506
         *GEO Group, Inc. (The)....................    23,372     623,565

                                     1353

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

       Industrials -- (Continued)...................
         *Gibraltar Industries, Inc.................  36,288 $   423,844
         *GP Strategies Corp........................  19,900     260,491
         #Granite Construction, Inc.................  16,160     439,229
          Great Lakes Dredge & Dock Corp............  79,907     595,307
         *Greenbrier Cos., Inc......................  20,647     558,914
         *Griffon Corp..............................  74,563     949,933
         *H&E Equipment Services, Inc...............  66,829   1,329,897
          Hardinge, Inc.............................  20,151     260,955
         *Hertz Global Holdings, Inc................ 278,411   4,791,453
         *Hill International, Inc...................  12,321      62,467
         #*Hoku Corp................................     400         816
         #Horizon Lines, Inc........................  41,523      73,496
         *Hudson Highland Group, Inc................  25,892     156,129
         #*Huntington Ingalls Industries, Inc.......  56,173   2,246,920
         *Hurco Cos., Inc...........................   8,210     266,579
         *ICF International, Inc....................   6,103     148,669
         *Identive Group, Inc.......................  18,612      64,398
          Ingersoll-Rand P.L.C...................... 221,643  11,192,972
          Insteel Industries, Inc...................   8,989     134,206
         *Interline Brands, Inc.....................  74,162   1,566,301
          International Shipholding Corp............   9,397     225,434
          Intersections, Inc........................  34,178     514,379
         #*JetBlue Airways Corp..................... 324,893   1,838,894
         *Kadant, Inc...............................   6,383     196,916
         *Kansas City Southern......................  44,862   2,606,931
         *KAR Auction Services, Inc.................  18,100     352,950
          KBR, Inc..................................  15,450     592,816
         *Kelly Services, Inc. Class A..............  44,445     849,344
          Kennametal, Inc...........................  10,344     436,724
         *Key Technology, Inc.......................   3,199      59,533
          Kimball International, Inc. Class B.......  25,521     190,897
         *Korn/Ferry International..................  12,556     260,035
          L.S. Starrett Co. Class A.................   4,097      56,170
          L-3 Communications Holdings, Inc.......... 100,470   8,056,689
          Lawson Products, Inc......................  10,838     238,761
         *Layne Christensen Co......................  20,333     605,110
          LB Foster Co. Class A.....................     780      33,197
         *LMI Aerospace, Inc........................  14,827     297,281
          LSI Industries, Inc.......................  24,154     200,237
         *Lydall, Inc...............................  14,201     138,460
         *M&F Worldwide Corp........................  24,164     606,275
          Manpower, Inc.............................  27,028   1,790,605
          Marten Transport, Ltd.....................  31,777     710,534
          McGrath Rentcorp..........................  14,876     422,330
         #*Metalico, Inc............................  74,246     470,720
         *MFRI, Inc.................................   8,800      91,080
          Miller Industries, Inc....................  20,010     316,558
         #*Mobile Mini, Inc.........................  54,461   1,356,624
         *Moog, Inc.................................  34,239   1,510,625
          Mueller Industries, Inc...................  29,387   1,149,619
          Mueller Water Products, Inc............... 136,335     599,874
          Multi-Color Corp..........................   1,625      33,572
          NACCO Industries, Inc. Class A............   6,123     644,323
          National Technical Systems, Inc...........  15,600     116,064
        .#*NIVS IntelliMedia Technology Group, Inc..   3,940       8,707
          Norfolk Southern Corp..................... 545,229  40,717,702
          Northrop Grumman Corp..................... 337,038  21,438,987
         *Northwest Pipe Co.........................   8,785     211,367
         *Ocean Power Technologies, Inc.............   8,500      41,395
         *On Assignment, Inc........................  57,765     633,682
         *Owens Corning, Inc........................ 152,823   5,782,822

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CONTINUED

                                                    Shares      Value+
                                                    ------      -----

          Industrials -- (Continued)..............
            *P.A.M. Transportation Services, Inc..  19,691 $   223,887
            *Park-Ohio Holdings Corp..............   5,316     113,337
             Pentair, Inc.........................  44,885   1,802,582
            *PGT, Inc.............................     500       1,240
            *Pike Electric Corp...................  17,263     175,392
            *Pinnacle Airlines Corp...............  13,732      74,839
            *Polypore International, Inc..........   5,700     352,089
            *Powell Industries, Inc...............   3,095     122,314
            *PowerSecure International, Inc.......   7,600      59,660
             Providence & Worcester Railroad Co...   1,200      19,188
            *Quanta Services, Inc.................  54,807   1,188,216
             R. R. Donnelley & Sons Co............ 150,012   2,829,226
            *RailAmerica, Inc.....................  16,561     281,868
            *RCM Technologies, Inc................  19,013     107,423
            #*Republic Airways Holdings, Inc......  48,800     263,276
             Republic Services, Inc............... 429,755  13,588,853
             Robbins & Myers, Inc.................   3,089     134,279
            *Rush Enterprises, Inc. Class A.......  33,846     713,135
            *Rush Enterprises, Inc. Class B.......  18,522     342,657
             Ryder System, Inc....................  89,844   4,806,654
            *Saia, Inc............................  17,104     283,926
             Schawk, Inc..........................  45,135     851,246
            *School Specialty, Inc................  23,822     352,804
             Seaboard Corp........................   1,906   4,549,622
             Servidyne, Inc.......................   7,283      17,989
            *SFN Group, Inc.......................  48,881     514,717
             SIFCO Industries, Inc................   6,623     109,147
             SkyWest, Inc.........................  45,606     753,867
            *SL Industries, Inc...................     300       6,351
             Southwest Airlines Co................ 645,761   7,587,692
            *Sparton Corp.........................   5,932      48,286
             Standex International Corp...........  24,472     894,696
            #Steelcase, Inc. Class A..............  93,910   1,084,660
            *Sterling Construction Co., Inc.......   6,673     100,028
            #*SunPower Corp. Class B..............  41,590     888,778
             Superior Uniform Group, Inc..........   8,978     101,137
            *Supreme Industries, Inc..............   1,365       3,508
            *SYKES Enterprises, Inc...............  17,864     357,816
            *Sypris Solutions, Inc................   9,366      47,017
             TAL International Group, Inc.........  22,054     795,047
             Technology Research Corp.............  11,621      83,323
            *Tecumseh Products Co. Class A........  11,200     114,688
            *Tecumseh Products Co. Class B........   1,400      13,972
            #Titan International, Inc.............  25,647     792,236
            *Titan Machinery, Inc.................  13,585     427,384
            *TRC Cos., Inc........................  29,413     147,065
             Tredegar Industries, Inc.............  40,177     879,073
            *TriMas Corp..........................   1,071      24,858
             Trinity Industries, Inc..............  93,807   3,395,813
            #Triumph Group, Inc...................  29,320   2,525,038
            *Tufco Technologies, Inc..............   1,000       3,260
             Tutor Perini Corp....................  40,371   1,076,291
             Twin Disc, Inc.......................  10,658     363,118
             Tyco International, Ltd.............. 480,422  23,415,768
            *U.S. Home Systems, Inc...............   4,314      22,217
            *Ultralife Corp.......................   7,489      32,952
             UniFirst Corp........................  14,500     750,520
             Union Pacific Corp................... 629,770  65,162,302
            *United Capital Corp..................     300       8,175
            *United Rentals, Inc..................  22,200     653,124
             Universal Forest Products, Inc.......  31,800   1,026,822

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CONTINUED

                                                    Shares       Value+
                                                    ------       -----

        Industrials -- (Continued)..............
          *URS Corp.............................    86,998 $  3,893,160
          *USA Truck, Inc.......................    15,305      190,547
          *Valpey Fisher Corp...................     1,464        4,568
          *Versar, Inc..........................     6,026       18,379
           Viad Corp............................    27,199      674,807
           Virco Manufacturing Corp.............    12,601       38,559
          *Vishay Precision Group, Inc..........     9,257      152,740
           Watts Water Technologies, Inc........    53,615    2,074,900
          *WCA Waste Corp.......................    29,254      174,646
          #*WESCO International, Inc............    38,022    2,355,463
          *Willdan Group, Inc...................     1,000        4,360
          *Willis Lease Finance Corp............     7,300       96,287
                                                           ------------
        Total Industrials.......................            418,394,110
                                                           ------------

        Information Technology -- (5.9%)........
           Activision Blizzard, Inc.............   982,162   11,186,825
          *Advanced Analogic Technologies, Inc..    33,823      144,086
          *Agilysys, Inc........................    12,799       66,811
          *Amtech Systems, Inc..................    10,600      242,528
          *Anadigics, Inc.......................       400        1,564
          *AOL, Inc.............................   105,592    2,151,965
          *Arris Group, Inc.....................   108,150    1,297,800
          *Arrow Electronics, Inc...............   182,170    8,305,130
           Astro-Med, Inc.......................     2,897       22,568
          #*ATMI, Inc...........................    23,310      464,102
          *Aviat Networks, Inc..................    55,320      283,238
          *Avid Technology, Inc.................    47,121      875,508
          *Avnet, Inc...........................    90,900    3,301,488
           AVX Corp.............................   223,639    3,647,552
          *Aware, Inc...........................    22,140       74,833
          *AXT, Inc.............................    26,200      183,138
           Bel Fuse, Inc. Class A...............     4,174       96,002
           Bel Fuse, Inc. Class B...............    18,986      382,188
          *Benchmark Electronics, Inc...........    93,903    1,586,961
           Black Box Corp.......................    27,128      947,852
          *Brocade Communications Systems, Inc..   461,513    2,884,456
          *Brooks Automation, Inc...............    34,786      425,433
          *Bsquare Corp.........................     5,200       36,972
          *CACI International, Inc..............     5,951      363,666
          *Cascade Microtech, Inc...............    24,071      158,628
          *Checkpoint Systems, Inc..............    24,933      525,089
          *China Information Technology, Inc....    19,441       50,935
          *Ciber, Inc...........................    69,623      398,244
          *Cogo Group, Inc......................    18,344      150,604
           Cohu, Inc............................    41,402      596,603
           Communications Systems, Inc..........    12,753      202,773
           Computer Sciences Corp...............   225,553   11,498,692
           Comtech Telecommunications Corp......     2,567       72,646
          *Concurrent Computer Corp.............    13,740       81,478
          *Convergys Corp.......................   197,364    2,861,778
          *CoreLogic, Inc.......................    96,545    1,777,393
          *Corning, Inc......................... 1,282,985   26,865,706
          *CSP, Inc.............................     2,414       11,491
           CTS Corp.............................    32,260      354,537
          *CyberOptics Corp.....................     9,134       90,883
          *Datalink Corp........................     5,600       44,632
          *Dataram Corp.........................     7,744       14,791
           DDi Corp.............................    23,866      229,352
          *Digi Inter.national, Inc.............    35,811      422,928
          *DSP Group, Inc.......................    49,501      399,968
          *Dynamics Research Corp...............    16,586      246,468

                                     1356

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CONTINUED

                                                        Shares      Value+
                                                        ------      -----

     Information Technology -- (Continued)............
        Earthlink, Inc................................  41,486 $   341,015
       *EchoStar Corp.................................  23,551     873,271
       *Edgewater Technology, Inc.....................  13,603      44,482
        Electro Rent Corp.............................  42,586     670,730
       #*Electro Scientific Industries, Inc...........  38,559     634,296
       *Electronics for Imaging, Inc..................  73,756   1,324,658
       *EMS Technologies, Inc.........................  15,031     379,683
       *Emulex Corp...................................  46,665     452,184
       *EndWave Corp..................................  14,015      33,776
       *Epicor Software Corp..........................  44,725     559,063
       *ePlus, Inc....................................   6,954     192,278
       *Euronet Worldwide, Inc........................  28,697     538,069
       *Exar Corp.....................................  44,300     270,673
       *Fairchild Semiconductor International, Inc.... 144,238   3,024,671
        Fidelity National Information Services, Inc...  10,293     340,698
       *Frequency Electronics, Inc....................  16,953     174,277
       *Gerber Scientific, Inc........................  48,089     459,731
       *Globecomm Systems, Inc........................  41,466     593,793
       *GSI Technology, Inc...........................   7,977      71,075
       *GTSI Corp.....................................   8,203      38,062
       *Hackett Group, Inc............................  54,740     237,572
       *I.D. Systems, Inc.............................  13,298      59,575
       *IAC/InterActiveCorp........................... 178,991   6,463,365
       *Imation Corp..................................  34,398     353,267
       *InfoSpace, Inc................................  65,156     586,404
       *Ingram Micro, Inc. Class A.................... 277,679   5,200,928
       *Insight Enterprises, Inc......................  23,362     400,892
       *Integral Systems, Inc.........................   1,230      15,363
       *Integrated Silicon Solution, Inc..............  34,977     337,878
       *Intermec, Inc.................................  10,341     118,715
       *Internap Network Services Corp................  35,546     287,567
       *International Rectifier Corp..................  80,500   2,782,080
       *Interphase Corp...............................   4,460      24,129
       #Intersil Corp. Class A........................  78,236   1,155,546
       *Intevac, Inc..................................   3,624      44,322
       *IntriCon Corp.................................   2,835      13,324
       *INX, Inc......................................     500       3,250
       *IXYS Corp.....................................  11,466     181,851
       *Key Tronic Corp...............................  15,546      81,927
        Keynote Systems, Inc..........................  18,330     391,162
       *KVH Industries, Inc...........................     658       8,620
       #*L-1 Identity Solutions, Inc.................. 111,378   1,306,464
       *Lattice Semiconductor Corp....................  49,369     335,216
       *LGL Group, Inc................................     269       3,712
       *LoJack Corp...................................   2,101       9,623
       *LookSmart, Ltd................................  25,479      49,429
       *Loral Space & Communications, Inc.............  30,360   2,122,164
       *ManTech International Corp. Class A...........   5,852     256,844
        Marchex, Inc..................................  38,553     272,184
       *Measurement Specialties, Inc..................   6,983     242,869
       *MEMC Electronic Materials, Inc................ 224,947   2,661,123
       *MEMSIC, Inc...................................   1,150       4,014
       *Mentor Graphics Corp..........................  36,684     541,089
       *Mercury Computer Systems, Inc.................   4,566      88,169
        Methode Electronics, Inc......................  27,826     343,929
       *Micron Technology, Inc........................ 758,908   8,568,071
        MKS Instruments, Inc..........................  61,200   1,736,856
        ModusLink Global Solutions, Inc...............  68,955     361,324
       *MoSys, Inc....................................   2,834      17,542
       *Motorola Solutions, Inc....................... 317,089  14,548,043
       *Newport Corp..................................   8,439     158,062

                                     1357

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CONTINUED

                                                      Shares      Value+
                                                      ------      -----

        Information Technology -- (Continued).....
          *Novatel Wireless, Inc..................    22,839 $   141,602
          *Online Resources Corp..................    18,620      71,128
          *Oplink Communications, Inc.............    23,684     468,943
          *Opnext, Inc............................     8,926      21,065
           Optical Cable Corp.....................     9,195      41,286
          *Orbcomm, Inc...........................    21,229      65,810
          *PAR Technology Corp....................    22,705      96,269
          *PC Connection, Inc.....................    46,126     409,599
          *PC Mall, Inc...........................    10,070      98,384
          *PC-Tel, Inc............................    46,980     342,954
          *Perceptron, Inc........................     4,904      30,699
          *Performance Technologies, Inc..........    24,790      53,794
          *Pericom Semiconductor Corp.............    38,062     345,984
          *Pervasive Software, Inc................    35,664     242,515
          *Photronics, Inc........................    34,982     305,393
          *Planar Systems, Inc....................    11,933      29,713
          *Presstek, Inc..........................     7,000      12,740
         .*Price Communications Liquidation Trust.    47,738          --
          *Qualstar Corp..........................    12,400      21,948
          *RadiSys Corp...........................    12,028     105,967
          *RealNetworks, Inc......................   141,526     523,646
          *Reis, Inc..............................    16,361     159,683
           Richardson Electronics, Ltd............    19,783     266,675
          *Rudolph Technologies, Inc..............    10,995     124,353
          *S1 Corp................................    65,938     452,994
          *Sandisk Corp...........................    13,097     643,587
          *SeaChange International, Inc...........    30,686     328,647
          *Sigma Designs, Inc.....................    23,129     295,126
          *Silicon Image, Inc.....................    29,804     247,969
          #*Skyworks Solutions, Inc...............    33,004   1,038,306
          *Smart Modular Technologies (WWH), Inc..    46,800     427,752
          *Spectrum Control, Inc..................    18,040     358,816
          *Standard Microsystems Corp.............    16,505     448,111
          *StarTek, Inc...........................    29,848     162,373
          #*SunPower Corp. Class A................    23,002     500,754
          *Support.com, Inc.......................    58,408     334,678
          *Sycamore Networks, Inc.................    47,495   1,163,628
          *Symmetricom, Inc.......................    86,446     527,321
          *SYNNEX Corp............................    60,100   2,015,153
          *Tech Data Corp.........................    85,452   4,540,065
          *TechTarget, Inc........................    19,428     167,858
          *TeleCommunication Systems, Inc.........    34,100     157,201
           Tellabs, Inc...........................   223,051   1,097,411
           Telular Corp...........................    28,223     197,279
           Tessco Technologies, Inc...............    11,399     134,394
           TheStreet.com, Inc.....................    36,282     130,615
          *Tier Technologies, Inc.................     3,839      21,460
          *Tollgrade Communications, Inc..........    19,226     193,990
          *Triquint Semiconductor, Inc............    57,628     793,538
          *TSR, Inc...............................       650       3,263
          *TTM Technologies, Inc..................    66,931   1,279,721
           United Online, Inc.....................    51,420     339,372
          *UTStarcom, Inc.........................   118,917     305,617
          *Vicon Industries, Inc..................     5,787      28,356
          *Video Display Corp.....................       600       2,166
          *Virtusa Corp...........................    39,100     729,606
          *Vishay Intertechnology, Inc............   236,119   4,505,151
          *Web.com Group, Inc.....................    26,373     416,166
          *Western Digital Corp...................    73,400   2,921,320
          *WPCS International, Inc................     9,161      23,819
           Xerox Corp............................. 1,791,473  18,075,963

                                     1358

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CONTINUED

                                                       Shares       Value+
                                                       ------       -----

     Information Technology -- (Continued).........
       *Zoran Corp.................................    82,007 $    858,613
       *Zygo Corp..................................    24,384      364,541
                                                              ------------
     Total Information Technology..................            199,632,084
                                                              ------------

     Materials -- (3.1%)...........................
        A. Schulman, Inc...........................    25,754      652,091
       *A.M. Castle & Co...........................    38,646      729,636
        Alcoa, Inc................................. 1,145,369   19,471,273
       *American Pacific Corp......................     7,647       47,182
        Ashland, Inc...............................   112,560    6,987,725
        Boise, Inc.................................    62,904      617,717
        Buckeye Technologies, Inc..................    37,822    1,065,068
        Cabot Corp.................................    46,280    2,075,658
       *Century Aluminum Co........................    32,155      642,457
       *Coeur d'Alene Mines Corp...................   133,765    4,241,688
        Commercial Metals Co.......................    85,208    1,428,086
       *Continental Materials Corp.................       100        1,581
       *Core Molding Technologies, Inc.............     2,488       20,899
        Cytec Industries, Inc......................    64,700    3,796,596
        Domtar Corp................................    30,917    2,875,899
        Dow Chemical Co. (The).....................    62,835    2,575,607
        Friedman Industries, Inc...................    17,453      185,002
       *Georgia Gulf Corp..........................    26,423    1,040,538
       *Graphic Packaging Holding Co...............    95,669      525,223
        Haynes International, Inc..................     4,293      231,994
       *Headwaters, Inc............................    43,114      235,402
       #*Hecla Mining Co...........................     9,000       84,690
       *Horsehead Holding Corp.....................    49,171      775,427
        Innophos Holdings, Inc.....................       870       40,316
       *Innospec, Inc..............................     2,400       90,384
        International Paper Co.....................   493,615   15,242,831
        Kaiser Aluminum Corp.......................    27,181    1,362,040
       *KapStone Paper & Packaging Corp............    38,216      664,194
       *Landec Corp................................    27,697      179,477
       *Louisiana-Pacific Corp.....................   153,257    1,425,290
       *Materion Corp..............................    17,890      747,086
        MeadWestavco Corp..........................   188,451    6,348,914
       *Mercer International, Inc..................    13,451      163,699
        Minerals Technologies, Inc.................    14,415      980,220
       *Mod-Pac Corp...............................     1,501        8,090
        Myers Industries, Inc......................    65,520      699,098
        Neenah Paper, Inc..........................     8,732      203,718
        NL Industries, Inc.........................    51,662      735,667
       *Northern Technologies International Corp...     3,035       47,103
        Olympic Steel, Inc.........................     6,872      201,831
       *OM Group, Inc..............................    42,299    1,532,916
        P.H. Glatfelter Co.........................    54,200      737,120
       *Penford Corp...............................    27,122      152,154
        PolyOne Corp...............................    73,379    1,062,528
        Quaker Chemical Corp.......................       286       12,921
        Reliance Steel & Aluminum Co...............    94,901    5,372,346
       *RTI International Metals, Inc..............    50,032    1,598,022
        Schnitzer Steel Industries, Inc. Class A...    15,822      982,072
        *Spartech Corp.............................    32,120      229,337
        Steel Dynamics, Inc........................       552       10,041
       #*Stillwater Mining Co......................     2,109       48,106
        Synalloy Corp..............................     5,144       77,160
        Temple-Inland, Inc.........................   122,582    2,884,354
        Texas Industries, Inc......................    44,894    1,893,180
       *Universal Stainless & Alloy Products, Inc..     8,188      296,815
       #Vulcan Materials Co........................    23,587    1,066,132

                                     1359

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            Shares         Value+
                                                                            ------         -----

Materials -- (Continued)................................................
   Wausau Paper Corp....................................................    19,808 $      133,704
   Westlake Chemical Corp...............................................   105,000      6,893,250
   Worthington Industries, Inc..........................................    56,424      1,217,066
  *Zoltek Cos., Inc.....................................................    48,771        626,707
                                                                                   --------------
Total Materials.........................................................              106,273,328
                                                                                   --------------

Other -- (0.0%).........................................................
  .*Concord Camera Corp. Escrow Shares..................................        --             --
  .*MAIR Holdings, Inc. Escrow Shares...................................     1,415             --
  .*Petrocorp, Inc. Escrow Shares.......................................       900             54
                                                                                   --------------
Total Other.............................................................                       54
                                                                                   --------------

Telecommunication Services -- (5.9%)....................................
   AT&T, Inc............................................................ 4,065,906    126,530,995
   CenturyLink, Inc.....................................................   295,128     12,035,320
   Frontier Communications Corp.........................................   682,523      5,644,465
  *General Communications, Inc. Class A.................................    47,997        551,966
  *Leap Wireless International, Inc.....................................     8,393        124,552
  *MetroPCS Communications, Inc.........................................   227,572      3,830,037
  *Premiere Global Services, Inc........................................     1,307         10,338
  *Sprint Nextel Corp................................................... 3,820,377     19,789,553
  *SureWest Communications..............................................    11,255        163,985
   Telephone & Data Systems, Inc........................................    80,200      2,691,512
   Telephone & Data Systems, Inc. Special Shares........................    67,452      1,966,226
  *United States Cellular Corp..........................................    33,568      1,652,888
   Verizon Communications, Inc..........................................   688,680     26,018,330
  *Xeta Corp............................................................    18,366        101,013
                                                                                   --------------
Total Telecommunication Services........................................              201,111,180
                                                                                   --------------

Utilities -- (1.2%).....................................................
  *AES Corp.............................................................   583,867      7,730,399
  *Calpine Corp.........................................................   434,531      7,278,394
   Consolidated Water Co., Ltd..........................................       912          8,947
  #*Dynegy, Inc.........................................................    84,156        533,549
  *GenOn Energy, Inc....................................................   637,528      2,505,485
  #Ormat Technologies, Inc..............................................    18,134        451,537
   Public Service Enterprise Group, Inc.................................   655,441     21,085,537
   SJW Corp.............................................................     3,684         85,616
   Unitil Corp..........................................................     4,716        119,126
                                                                                   --------------
Total Utilities.........................................................               39,798,590
                                                                                   --------------
TOTAL COMMON STOCKS.....................................................            3,267,054,900
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)...............................................
  .*Macatawa Bank Corp. Rights..........................................    19,463             --
                                                                                   --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)....................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.. 7,970,402      7,970,402
                                                                                   --------------

                                     1360

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                  Shares/
                                                                                                     Face
                                                                                                   Amount         Value+
                                                                                                   ------         -----
                                                                                                    (000)

SECURITIES LENDING COLLATERAL -- (3.4%).....................................................
(S)@DFA Short Term Investment Fund..........................................................  113,772,720 $  113,772,720
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $335,733 FNMA
 3.500%, 02/01/26, valued at $337,565) to be repurchased at $327,735........................ $        328        327,733
                                                                                                          --------------

TOTAL SECURITIES LENDING COLLATERAL.........................................................                 114,100,453
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,651,961,439)......................................................................              $3,389,125,755
                                                                                                          ==============

                                     1361

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                     Shares      Value++
                                                                                     ------      -----

COMMON STOCKS -- (88.0%)........................................................
BRAZIL -- (7.7%)................................................................
   Banco ABC Brasil SA..........................................................    684,046 $  5,848,219
   Banco Alfa de Investimento SA................................................     97,200      456,590
   Banco Daycoval SA............................................................    558,550    4,331,496
   Banco do Brasil SA...........................................................    165,559    3,041,352
   Banco Industrial e Comercial SA..............................................  1,218,000    8,787,376
   Banco Panamericano SA........................................................  1,150,400    4,094,991
   Banco Pine SA................................................................    296,900    2,511,911
   Banco Santander Brasil SA....................................................    316,325    3,659,493
   Banco Santander Brasil SA ADR................................................ 11,387,872  132,213,194
   Banco Sofisa SA..............................................................    694,800    1,965,332
   Bematech SA..................................................................    463,600    2,310,338
  *BHG SA - Brazil Hospitality Group............................................        810       11,708
   BM&F Bovespa SA.............................................................. 27,844,267  209,026,693
  *BR Malls Participacoes SA....................................................  4,810,163   50,816,749
  *Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA.  8,190,212    4,164,868
   BRF - Brasil Foods SA........................................................    739,298   14,990,851
  #BRF - Brasil Foods SA ADR....................................................  2,898,191   60,021,536
   Brookfield Incorporacoes SA..................................................  3,310,800   18,645,873
   Camargo Correa Desenvolvimento Imobiliario SA................................    720,700    2,986,883
   Cia Providencia Industria e Comercio SA......................................    299,950    1,220,239
   Cosan SA Industria e Comercio................................................  1,937,900   29,637,601
   CR2 Empreendimentos Imobiliarios SA..........................................     97,500      415,236
   Cremer SA....................................................................    273,270    2,589,916
   Duratex SA...................................................................  1,321,744   13,904,693
   Embraer SA ADR...............................................................  1,235,461   40,127,773
   Eternit SA...................................................................    650,523    4,428,618
   Even Construtora e Incorporadora SA..........................................  1,716,851    9,548,974
   EZ Tec Empreendimentos e Participacoes SA....................................    878,300    8,977,284
  *Fertilizantes Heringer SA....................................................    252,000    1,701,144
  *Fibria Celulose SA...........................................................    238,671    3,739,664
  #*Fibria Celulose SA Sponsored ADR............................................  2,508,931   40,519,236
   Financeira Alfa SA Credito Financiamento e Investimentos.....................     36,400       86,882
   Gafisa SA....................................................................  3,673,876   22,325,359
   Gafisa SA ADR................................................................  1,039,254   12,845,179
  *General Shopping Brasil SA...................................................    377,630    2,986,090
   Gerdau SA....................................................................  1,792,300   17,476,406
  *Globex Utilidades SA.........................................................     44,331      732,651
   Grendene SA..................................................................  1,199,745    7,077,062
   Guararapes Confeccoes SA.....................................................     16,750      915,650
   Helbor Empreendimentos SA....................................................     46,900      619,490
  *IdeiasNet SA.................................................................    747,430    1,648,603
   Iguatemi Empresa de Shopping Centers SA......................................    348,160    9,022,682
   Industrias Romi SA...........................................................    626,500    4,018,170
  *Inepar SA Industria e Construcoes............................................     38,128      124,573
  *Inpar SA.....................................................................  2,493,625    4,691,794
  *JBS SA.......................................................................  8,069,415   27,287,877
   JHSF Participacoes SA........................................................  1,590,600    4,297,006
  *Kepler Weber SA..............................................................  4,157,400      739,939
  *Kroton Educacional SA........................................................    410,836    5,327,393
  *Log-in Logistica Intermodal SA...............................................    778,700    4,019,224
   M. Dias Branco SA............................................................    156,400    4,036,257
  *Magnesita Refratarios SA.....................................................  1,779,106    9,442,878
  *Mahle-Metal Leve SA Industria e Comercio.....................................      4,000      105,492
   Marfrig Alimentos SA.........................................................  2,140,425   21,932,145
   Metalfrio Solutions SA.......................................................    100,200      745,194
   Minerva SA...................................................................    712,125    3,032,823
  *MPX Energia SA...............................................................    386,000    9,127,384
  *Multiplan Empreendimentos Imobiliarios SA....................................    248,269    5,188,841

                                     1362

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                Shares        Value++
                                                                ------        -----

BRAZIL -- (Continued)...................................
   Obrascon Huarte Lain Brasil SA.......................       195,800 $    8,321,376
   Parana Banco SA......................................       116,200        886,346
  *Paranapanema SA......................................     2,203,178      7,310,316
   Petroleo Brasileiro SA...............................       382,000      6,985,850
  #Petroleo Brasileiro SA ADR...........................     8,044,663    300,307,270
  *Plascar Participacoes Industriais SA.................     1,198,400      1,866,311
   Porto Seguro SA......................................       378,330      6,286,261
   Positivo Informatica SA..............................       336,326      1,537,112
   Profarma Distribuidora de Produtos Farmaceuticos SA..       131,625      1,309,389
   Rodobens Negocios Imobiliarios SA....................       285,301      2,424,660
   Rossi Residencial SA.................................     1,583,200     14,722,995
   Santos Brasil Participacoes SA.......................           672         12,815
   Sao Carlos Empreendimentos e Participacoes SA........        78,600      1,084,172
   Sao Martinho SA......................................       607,186      9,340,136
   SLC Agricola SA......................................       159,825      2,009,496
   Springs Global Participacoes SA......................       431,259      1,260,991
   Sul America SA.......................................     1,396,085     18,156,559
   Trisul SA............................................       125,261        332,819
   Triunfo Participacoes e Investimentos SA.............       125,300        720,802
   Universo Online SA...................................       455,300      5,093,618
   Usinas Siderurgicas de Minas Gerais SA...............     2,197,000     35,681,000
                                                                       --------------
TOTAL BRAZIL............................................                1,292,199,169
                                                                       --------------

CHILE -- (2.0%).........................................
   Almendral SA.........................................     1,120,749        162,593
   Banco de Credito e Inversiones SA Series A...........       128,324      8,695,487
   Besalco SA...........................................        60,670        126,674
   Cementos Bio-Bio SA..................................       665,307      1,524,376
   Cencosud SA..........................................     3,680,515     29,066,836
   Cia Cervecerias Unidas SA............................        17,362        209,566
   Cia General de Electricidad SA.......................       936,911      5,695,328
  *Cia Sud Americana de Vapores SA......................    12,141,710      9,675,924
   Cintac SA............................................       153,487        114,169
   Corpbanca SA......................................... 1,062,719,525     16,878,419
   Corpbanca SA ADR.....................................           646         14,955
   Cristalerias de Chile SA.............................       264,624      3,620,656
   CTI Cia Tecno Industrial SA..........................       488,163         32,866
   Embotelladora Andina SA Series A ADR.................        26,324        621,246
   Empresas CMPC SA.....................................     1,514,513     84,048,975
   Empresas Copec SA....................................     2,032,916     39,430,049
  *Empresas Iansa SA....................................    43,801,768      5,334,788
  *Empresas La Polar SA.................................     2,605,427     14,616,873
   Enersis SA...........................................    31,903,095     13,644,644
  #Enersis SA Sponsored ADR.............................     3,029,239     64,704,545
   Gasco SA.............................................       155,648      1,047,907
   Grupo Security SA....................................       610,661        269,887
  *Industrias Forestales SA.............................     3,436,382      1,261,263
   Inversiones Aguas Metropolitanas SA..................     4,242,103      6,946,565
   Madeco SA............................................    49,034,820      2,868,928
  *Masisa SA............................................    36,930,742      6,054,733
   Minera Valparaiso SA.................................         7,500        283,418
   Parque Arauco SA.....................................     1,761,407      4,054,545
  *PAZ Corp. SA.........................................     1,504,162      1,713,657
  *Ripley Corp. SA......................................     4,247,424      5,700,745
   Salfacorp SA.........................................       472,731      1,826,757
   Sociedad Quimica y Minera de Chile SA Series A.......        32,020      2,015,914
   Socovesa SA..........................................     4,268,720      3,236,329
   Sonda SA.............................................       107,000        307,812
   Soquimic Comercial SA................................       198,000         96,110
   Vina Concha Y Toro SA................................       103,571        259,664
   Vina Concha Y Toro SA Sponsored ADR..................         2,846        142,300

                                     1363

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            Shares      Value++
                                                            ------      -----

 CHILE -- (Continued).................................
    Vina San Pedro Tarapaca SA........................  57,038,434 $    522,754
                                                                   ------------
    TOTAL CHILE.......................................              336,828,257
                                                                   ------------

 CHINA -- (13.2%).....................................
   *A8 Digital Music Holdings, Ltd....................     498,000      156,205
   #Agile Property Holdings, Ltd......................   8,038,000   13,048,220
   #*Aluminum Corp. of China, Ltd.....................      28,000       26,388
   #*Aluminum Corp. of China, Ltd. ADR................     287,695    6,775,217
    AMVIG Holdings, Ltd...............................   4,477,100    3,250,176
   #Angang Steel Co., Ltd.............................  12,295,640   15,838,667
    Anhui Tianda Oil Pipe Co., Ltd....................   2,816,412    1,086,110
    Anton Oilfield Services Group.....................  12,054,527    2,471,090
   #Asia Cement China Holdings Corp...................   4,795,500    3,920,247
    Asian Citrus Holdings, Ltd........................     343,000      391,600
   *AVIC International Holding HK, Ltd................  12,930,285      683,601
   #Bank of China, Ltd................................ 679,449,331  376,940,711
   #Bank of Communications Co., Ltd...................  71,838,704   76,084,287
    Baoye Group Co., Ltd..............................   1,703,120    1,151,994
   #Beijing Capital International Airport Co., Ltd....  23,011,599   11,362,604
   *Beijing Capital Land, Ltd.........................  10,633,060    3,651,377
   *Beijing Development HK, Ltd.......................   1,501,000      265,308
    Beijing Enterprises Holdings, Ltd.................   5,811,500   31,063,309
    Beijing Jingkelong Co., Ltd.......................     235,000      302,985
   #Beijing North Star Co., Ltd. Series H.............   6,426,000    1,575,304
   #Bosideng International Holdings, Ltd..............   6,958,000    2,217,958
   *Brilliance China Automotive Holdings, Ltd.........  16,718,000   16,393,203
    BYD Electronic International Co., Ltd.............  10,678,136    5,744,268
    C C Land Holdings, Ltd............................   1,907,162      736,010
   *Catic Shenzhen Holdings, Ltd......................   2,394,000    1,107,510
    Central China Real Estate, Ltd....................   5,513,000    1,528,135
    Centron Telecom International Holdings, Ltd.......   3,317,600      791,226
   #Chaoda Modern Agriculture Holdings, Ltd...........  37,445,412   23,475,084
   #China Aerospace International Holdings, Ltd.......  28,732,000    3,486,366
   #China Agri-Industries Holdings, Ltd...............   9,746,000   11,216,237
   #China Aoyuan Property Group, Ltd..................  12,643,000    2,154,944
   #China BlueChemical, Ltd...........................   9,710,878    7,913,254
   #*China Chengtong Development Group, Ltd...........   4,150,000      267,489
    China Citic Bank Corp., Ltd.......................  88,050,716   63,188,308
    China Coal Energy Co., Ltd........................  36,128,000   50,691,575
   #China Communications Construction Co., Ltd........  47,629,327   44,114,363
    China Communications Services Corp., Ltd..........  21,118,227   12,937,208
    China Construction Bank Corp......................  77,940,940   73,904,552
   #*China COSCO Holdings Co., Ltd....................   2,551,000    2,457,285
   #*China Dongxiang Group Co., Ltd...................   9,317,127    3,273,124
   #*China Energine International Holdings, Ltd.......   6,384,390      502,367
   #China Everbright, Ltd.............................  11,517,869   25,489,985
   #*China Grand Forestry Green Resources Group, Ltd..  76,602,000    2,353,995
   #China Green Holdings, Ltd.........................   8,283,800    7,044,747
   #China Haidian Holdings, Ltd.......................  17,367,108    2,261,153
    China Haisheng Juice Holdings Co., Ltd............      48,000        6,500
   #China Huiyuan Juice Group, Ltd....................   7,497,483    4,935,129
   #China Merchants Holdings International Co., Ltd...   4,226,334   19,623,760
   *China Mining Resources Group, Ltd.................  36,540,000      701,669
   #*China Minsheng Banking Corp., Ltd. Series H......  40,182,500   38,593,965
   #China Molybdenum Co., Ltd.........................   1,780,000    1,595,913
    China National Materials Co., Ltd.................     957,000      949,796
    China Nickel Resources Holding Co., Ltd...........   5,942,000      951,039
   *China Oil & Gas Group, Ltd........................   8,225,715      890,234
   *China Oriental Group Co., Ltd.....................      26,000       10,119
    China Petroleum & Chemical Corp...................  87,408,289   88,104,958
   #China Petroleum & Chemical Corp. ADR..............     855,368   86,195,433

                                     1364

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   Shares      Value++
                                                                   ------      -----

CHINA -- (Continued)..........................................
  #China Pharmaceutical Group, Ltd............................ 13,390,000 $  7,965,951
  *China Properties Group, Ltd................................  6,130,000    1,939,001
  *China Qinfa Group, Ltd.....................................    678,000      402,310
   China Railway Construction Corp., Ltd...................... 21,168,014   18,767,063
  #*China Rare Earth Holdings, Ltd............................ 16,069,000    6,936,820
   China Resources Enterprise, Ltd............................  6,298,000   25,270,092
   China Resources Land, Ltd.................................. 12,597,727   21,677,989
  *China Resources Microelectronics, Ltd...................... 52,715,000    2,621,244
  *China SCE Property Holdings, Ltd...........................    297,000       79,266
  *China Shanshui Cement Group, Ltd...........................  1,842,000    2,060,986
  #*China Shipping Container Lines Co., Ltd................... 35,313,700   14,089,788
  #China Shipping Development Co., Ltd........................ 12,347,488   13,054,984
  *China South City Holdings, Ltd.............................  1,274,462      207,130
   China Starch Holdings, Ltd.................................  4,640,000      335,353
   China State Construction International Holdings, Ltd.......    480,000      469,845
  *China Sunshine Paper Holdings Co., Ltd.....................    297,000       90,081
  *China Travel International Investment Hong Kong, Ltd....... 38,315,631    7,863,654
  #China Unicom Hong Kong, Ltd................................  2,354,000    4,838,987
  #China Unicom Hong Kong, Ltd. ADR...........................  6,160,737  126,048,679
  *China Zenith Chemical Group, Ltd........................... 20,910,077      420,398
  #*China Zhongwang Holdings, Ltd............................. 15,570,554    8,096,498
  #*Chongqing Iron & Steel Co., Ltd...........................  5,644,000    1,485,524
   Chongqing Machinery & Electric Co., Ltd....................  8,178,000    2,925,314
  *Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..    854,000      445,662
  *CIMC Enric Holdings, Ltd...................................  1,144,000      443,732
   CITIC Pacific, Ltd......................................... 12,139,000   36,289,975
  *CITIC Resources Holdings, Ltd.............................. 28,380,000    7,035,882
  *Clear Media, Ltd...........................................    641,000      391,810
  *Coastal Greenland, Ltd.....................................  8,924,000      523,821
   COSCO International Holdings, Ltd..........................  9,684,000    6,247,735
  #COSCO Pacific, Ltd......................................... 19,032,187   39,408,885
  #Coslight Technology International Group, Ltd...............  1,722,000      852,612
   Country Garden Holdings Co................................. 33,314,146   13,487,128
  *CPMC Holdings, Ltd.........................................    577,000      353,545
   Dachan Food Asia, Ltd......................................  2,426,000      572,203
  #Dalian Port (PDA) Co., Ltd................................. 13,326,000    5,232,618
   Dongyue Group Co., Ltd.....................................  1,485,000    1,569,817
  #Dynasty Fine Wines Group, Ltd..............................  8,788,600    3,045,276
   Embry Holdings, Ltd........................................    604,000      402,929
  *Fantasia Holdings Group Co., Ltd...........................    400,015       67,064
   First Tractor Co., Ltd.....................................  2,812,000    3,905,394
   Fosun International, Ltd................................... 10,274,744    8,150,043
  #Franshion Properties China, Ltd............................ 29,130,580    9,090,497
   Fushan International Energy Group, Ltd..................... 31,982,594   22,408,416
  #*Global Bio-Chem Technology Group Co., Ltd................. 32,688,360    8,023,215
  #*Global Sweeteners Holdings, Ltd...........................  4,562,350    1,128,559
  *Glorious Property Holdings, Ltd............................  7,870,000    2,255,525
   Goldbond Group Holdings, Ltd...............................  2,960,000      167,878
  #*Golden Meditech Holdings, Ltd.............................  7,843,679    1,386,249
   Goldlion Holdings, Ltd.....................................  1,008,000      435,733
   Great Wall Motor Co., Ltd..................................  8,850,000   15,995,013
  #Great Wall Technology Co., Ltd.............................  6,064,035    3,020,602
   Greentown China Holdings, Ltd..............................  6,242,591    6,241,327
  #*Guangshen Railway Co., Ltd................................    412,000      163,096
  #Guangshen Railway Co., Ltd. Sponsored ADR..................    424,432    8,433,464
  #Guangzhou Automobile Group Co., Ltd........................ 27,145,572   30,537,140
  #*Guangzhou Investment Co., Ltd............................. 63,384,170   13,340,845
   Guangzhou Pharmaceutical Co., Ltd..........................  1,888,000    2,139,730
  #Guangzhou R&F Properties Co., Ltd.......................... 10,621,114   14,464,555
   GZI Transportation, Ltd....................................      1,003          556
   Hainan Meilan International Airport Co., Ltd...............  1,959,000    2,266,412

                                     1365

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CONTINUED

                                                               Shares     Value++
                                                               ------     -----

CHINA -- (Continued).....................................
   Harbin Power Equipment Co., Ltd.......................  10,763,474 $10,423,427
   Heng Tai Consumables Group, Ltd.......................  42,255,998   5,290,385
  #Hidili Industry International Development, Ltd........  11,275,000  11,390,846
  #*HKC Holdings, Ltd....................................  25,687,878   1,310,375
  #*Hong Kong Energy Holdings, Ltd.......................     235,959      20,144
  #*Honghua Group, Ltd...................................  13,520,970   1,760,530
  #*Hopson Development Holdings, Ltd.....................   8,600,000   8,576,544
  #Hua Han Bio-Pharmaceutical Holdings, Ltd..............   8,959,420   2,789,807
  #*Hunan Non-Ferrous Metal Corp., Ltd...................   8,438,000   3,647,641
  *Huscoke Resources Holdings, Ltd.......................   3,770,000     189,501
   Industrial & Commercial Bank of China, Ltd. Series H..  22,286,243  18,903,485
  *Inspur International, Ltd.............................  25,746,713   1,862,674
  *Jingwei Textile Machinery Co., Ltd....................     612,000     611,300
  #Ju Teng International Holdings, Ltd...................  10,194,249   3,378,749
  *Kai Yuan Holdings, Ltd................................  49,120,000   1,995,244
  #*Kaisa Group Holdings, Ltd............................   1,470,632     603,490
  *Kasen International Holdings, Ltd.....................   1,906,000     361,127
   Kingboard Chemical Holdings, Ltd......................   6,452,871  35,452,642
   Kingboard Laminates Holdings, Ltd.....................   2,026,500   1,796,475
  *Kingway Brewery Holdings, Ltd.........................   2,910,000     815,268
   KWG Property Holding, Ltd.............................  18,477,000  13,447,843
   Lai Fung Holdings, Ltd................................  20,127,280     881,469
  *Lijun International Pharmaceutical Holding, Ltd.......     690,000     171,658
  #Lingbao Gold Co., Ltd.................................   1,846,000   1,520,212
  *Loudong General Nice Resources China Holdings, Ltd....  10,662,000   1,539,689
  #Maanshan Iron & Steel Co., Ltd........................  25,288,000  13,304,747
  *Media China Corp, Ltd.................................  49,712,500     153,805
  *Metallurgical Corp of China, Ltd. Series H............   4,432,000   1,899,701
   MIN XIN Holdings, Ltd.................................   1,388,000     808,969
  #Mingyuan Medicare Development Co., Ltd................  17,180,264   1,529,941
  #*Minmetals Land, Ltd..................................  16,601,205   3,001,677
  *Minmetals Resources, Ltd..............................   6,136,000   4,048,118
   Minth Group, Ltd......................................     714,000   1,104,481
  *Nan Hai Corp, Ltd.....................................  31,450,000     190,566
   NetDragon Websoft, Inc................................   1,419,500     914,263
   New World China Land, Ltd.............................  15,114,400   5,420,036
  *New World Department Store China, Ltd.................     186,000     162,517
  #Nine Dragons Paper Holdings, Ltd......................   8,156,000   9,351,523
  #*Oriental Ginza Holdings, Ltd.........................   1,037,000     117,270
  *Overseas Chinese Town Asia Holdings, Ltd..............       2,000       1,137
  *PetroAsian Energy Holdings, Ltd.......................  36,674,084   1,913,850
  #PetroChina Co., Ltd. ADR..............................      32,000   4,658,560
  #*Poly Hong Kong Investment, Ltd.......................  21,154,488  16,915,949
  *Pou Sheng International Holdings, Ltd.................   5,272,529     815,470
  *Powerlong Real Estate Holdings, Ltd...................     228,000      71,170
  #Prosperity International Holdings HK, Ltd.............  16,700,000   1,001,446
   Qin Jia Yuan Media Services Co., Ltd..................   3,391,450     616,997
   Qingling Motors Co., Ltd. Series H....................  12,370,000   4,394,041
  *Qunxing Paper Holdings Co., Ltd.......................   5,020,071   1,402,679
  #*Real Gold Mining, Ltd................................     989,000   1,405,781
   Regent Manner International, Ltd......................   1,024,000     369,310
   REXLot Holdings, Ltd..................................  56,006,150   5,700,656
   Samson Holding, Ltd...................................   7,069,452   1,587,069
  *Semiconductor Manufacturing International Corp........ 114,773,000  10,292,284
  *Semiconductor Manufacturing International Corp. ADR...   1,316,704   5,740,829
   Shandong Chenming Paper Holdings, Ltd. Series H.......   3,768,818   3,203,674
  *Shandong Molong Petroleum Machinery Co., Ltd..........      44,613      52,065
  *Shandong Xinhua Pharmaceutical Co., Ltd...............   1,010,000     384,853
   Shanghai Forte Land Co., Ltd..........................   7,427,898   3,336,178
   Shanghai Industrial Holdings, Ltd.....................   8,204,918  32,397,234
  #*Shanghai Industrial Urban Development Group, Ltd.....  10,772,000   3,851,177

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CONTINUED


                                                                Shares        Value++
                                                                ------        -----

CHINA -- (Continued).......................................
  #Shanghai Jin Jiang International Hotels Group Co., Ltd.. 13,300,000 $    2,795,927
   Shanghai Prime Machinery Co., Ltd.......................  7,772,000      1,703,991
   Shanghai Zendai Property, Ltd........................... 18,545,000        669,170
  *Shengli Oil & Gas Pipe Holdings, Ltd....................    472,500         94,293
  #Shenzhen International Holdings, Ltd.................... 70,270,000      6,438,601
   Shenzhen Investment, Ltd................................ 26,089,494      8,177,539
  #Shimao Property Holdings, Ltd........................... 16,589,035     22,601,932
   Shougang Concord Century Holdings, Ltd..................  7,658,299        771,692
  *Shougang Concord International Enterprises Co., Ltd..... 59,142,208      7,869,684
  #Shui On Land, Ltd....................................... 37,909,204     16,754,573
  #Silver Grant International Industries, Ltd.............. 19,684,804      7,502,594
  #SIM Technology Group, Ltd............................... 11,440,000      2,188,886
  *Sino Prosper State Gold Resources Holdings, Ltd......... 17,570,000        976,374
  #*Sino Union Energy Investment Group, Ltd................ 33,140,000      2,822,795
   SinoCom Software Group, Ltd.............................  1,602,000        179,940
  #*Sinofert Holdings, Ltd................................. 23,408,000      9,711,354
   Sinolink Worldwide Holdings, Ltd........................ 16,572,508      1,751,323
   SinoMedia Holding, Ltd..................................  2,467,139        955,959
  #Sino-Ocean Land Holdings, Ltd........................... 36,554,877     20,790,426
   Sinopec Kantons Holdings, Ltd...........................  8,856,300      4,689,159
  #Sinotrans Shipping, Ltd................................. 13,570,916      4,237,955
   Sinotrans, Ltd.......................................... 24,608,000      6,016,384
  #Sinotruk Hong Kong, Ltd.................................  7,955,835      6,610,647
  #Skyworth Digital Holdings, Ltd.......................... 19,262,555     12,404,054
  #Soho China, Ltd......................................... 23,819,888     20,598,845
  #*Solargiga Energy Holdings, Ltd.........................  2,673,486        886,127
  #SPG Land Holdings, Ltd..................................  3,148,575      1,414,515
  #SRE Group, Ltd.......................................... 30,094,000      2,719,570
   Sunny Optical Technology Group Co., Ltd.................  3,491,000      1,091,355
   Tak Sing Alliance Holdings, Ltd.........................  4,114,391        508,959
   TCC International Holdings, Ltd.........................  5,347,056      3,235,393
  #TCL Multimedia Technology Holdings, Ltd.................  7,196,200      2,920,043
  #Tian An China Investments Co., Ltd......................  7,019,000      4,691,897
   Tiangong International Co., Ltd.........................  2,199,486      1,994,660
  #Tianjin Port Development Holdings, Ltd..................  1,301,657        302,238
  *Tianneng Power International, Ltd.......................  7,656,280      4,044,461
  #Tomson Group, Ltd.......................................  2,947,206      1,120,014
  #TPV Technology, Ltd.....................................  3,040,496      1,749,432
   Travelsky Technology, Ltd............................... 11,241,000     11,443,615
  *Truly International Holdings, Ltd....................... 19,615,500      3,876,584
  #*Uni-President China Holdings, Ltd......................  1,091,000        627,234
  #*Wasion Group Holdings, Ltd.............................  2,469,291      1,295,097
   Weiqiao Textile Co., Ltd................................  5,499,000      5,004,073
   Wuyi International Pharmaceutical Co., Ltd..............  5,257,500        487,542
   Xiamen International Port Co., Ltd......................  9,670,000      2,057,393
   Xingda International Holdings, Ltd......................  3,386,000      3,894,028
   Xinhua Winshare Publishing & Media Co., Ltd.............  4,178,000      2,296,208
  #Xinjiang Xinxin Mining Industry Co., Ltd................  7,547,000      4,579,275
  #Xiwang Sugar Holdings Co., Ltd..........................  9,230,736      2,729,370
   Yip's Chemical Holdings, Ltd............................    388,000        464,849
  #*Zhejiang Glass Co., Ltd................................    437,000        139,547
  *Zhong An Real Estate, Ltd...............................  4,370,800        923,824
                                                                       --------------
TOTAL CHINA................................................             2,202,098,109
                                                                       --------------

CZECH REPUBLIC -- (0.3%)...................................
   CEZ A.S.................................................        738         42,336
   Pegas Nonwovens SA......................................    131,160      3,623,365
   Telefonica 02 Czech Republic A.S........................    876,264     22,493,377
  *Unipetrol A.S...........................................  1,411,781     16,788,796
                                                                       --------------
TOTAL CZECH REPUBLIC.......................................                42,947,874
                                                                       --------------

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CONTINUED


                                                      Shares      Value++
                                                      ------      -----

      HUNGARY -- (0.9%)
        *Danubius Hotel & Spa NYRT................   136,180 $  2,964,038
         Egis Gyogyszergyar NYRT..................    55,527    6,092,530
        *Fotex Holding SE Co., Ltd................   913,849    2,031,499
        #*MOL Hungarian Oil & Gas P.L.C...........   278,733   38,956,027
        #*OTP Bank P.L.C.......................... 2,633,742   93,504,071
        *PannErgy P.L.C...........................   191,208      941,862
        *Tisza Chemical Group P.L.C...............   237,913    4,390,714
                                                             ------------
      TOTAL HUNGARY...............................            148,880,741
                                                             ------------

      INDIA -- (8.2%)
         3i Infotech, Ltd.........................   713,804      799,705
         Aban Offshore, Ltd.......................   169,859    2,436,834
         ABG Shipyard, Ltd........................   244,227    2,074,592
         ACC, Ltd.................................     8,174      205,085
        *Adhunik Metaliks, Ltd....................    96,701      197,418
         Aditya Birla Nuvo, Ltd...................   354,483    6,967,174
         Ajmera Realty & Infra India, Ltd.........    70,083      272,738
         Akzo Nobel India, Ltd....................    50,729      956,561
        *Alembic Pharmaceuticals, Ltd.............   619,600      428,108
         Alembic, Ltd.............................   619,600      318,411
        *Allahabad Bank, Ltd...................... 1,091,889    5,068,355
         Alok Industries, Ltd..................... 3,717,329    2,243,625
         Amara Raja Batteries, Ltd................    19,579       85,100
         Ambuja Cements, Ltd...................... 5,354,209   18,846,225
         Amtek Auto, Ltd..........................   789,486    2,871,228
         Anant Raj Industries, Ltd................   770,220    1,538,315
         Andhra Bank, Ltd......................... 1,230,716    3,873,657
         Ansal Properties & Infrastructure, Ltd...   745,994      758,401
         Apollo Hospitals Enterprise, Ltd.........   367,830    3,930,904
         Apollo Tyres, Ltd........................ 1,676,970    2,635,521
        *Arvind Mills, Ltd........................ 1,526,154    2,542,920
        *Ashapura Minechem, Ltd...................     1,026          732
         Ashok Leyland, Ltd....................... 6,240,668    7,503,946
         Asian Hotels East, Ltd...................     1,050        7,237
         Asian Hotels, Ltd........................     1,050        5,320
         Aurobindo Pharma, Ltd....................    59,010      260,012
         Axis Bank, Ltd...........................   870,741   25,346,536
         Bajaj Finance, Ltd.......................    93,720    1,486,450
         Bajaj Hindusthan, Ltd....................   838,582    1,425,766
         Bajaj Holdings & Investment, Ltd.........   309,799    5,501,179
         Balkrishna Industries, Ltd...............    22,245       73,191
         Ballarpur Industries, Ltd................ 3,342,396    2,608,655
         Balmer Lawrie & Co., Ltd.................    52,331      703,041
        *Balrampur Chini Mills, Ltd............... 1,820,136    3,064,673
         Bank of Baroda...........................   797,959   16,493,027
        *Bank of India............................ 1,492,091   15,451,061
         Bank of Maharashtra, Ltd................. 1,229,116    1,677,881
        *BASF India, Ltd..........................     1,928       27,067
         BEML, Ltd................................   133,202    2,093,413
         Bengal & Assam Co., Ltd..................     9,237       49,070
         Bharati Shipyard, Ltd....................   121,293      447,411
        *Bhushan Steel, Ltd.......................   945,780   10,672,657
        *Binani Industries, Ltd...................    10,144       45,108
         Birla Corp., Ltd.........................   117,478      933,262
         Bl Kashyap & Sons, Ltd...................   248,676      133,036
         Bombay Rayon Fashions, Ltd...............   393,115    2,581,703
         Brigade Enterprises, Ltd.................    22,619       47,542
        *Cairn India, Ltd......................... 3,309,459   26,162,869
        *Canara Bank.............................. 1,266,616   18,099,362
        *Central Bank of India.................... 1,637,763    4,994,849
         Century Enka, Ltd........................     1,913        9,299

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
                                                           Shares     Value++
                                                           ------     -----

   INDIA -- (Continued)
      Century Textiles & Industries, Ltd...............   235,288 $ 1,917,585
      Chambal Fertilizers & Chemicals, Ltd............. 1,344,619   2,602,769
      City Union Bank, Ltd............................. 1,222,291   1,210,677
      Coromandel International, Ltd....................    72,717     543,115
     *Corp. Bank.......................................   120,084   1,588,787
     *Cranes Software International, Ltd...............   127,339      14,144
     *Dalmia Bharat Enterprises, Ltd...................   159,852     639,914
      Dalmia Cement (Bharat), Ltd......................   130,837      75,392
      DCM Shriram Consolidated, Ltd....................   271,706     272,300
      Deepak Fertilizers & Petrochemicals Corp., Ltd...   424,886   1,634,360
      Dena Bank........................................    99,442     234,761
     *Development Credit Bank, Ltd..................... 1,868,686   2,509,561
      Dhanalakshmi Bank, Ltd...........................    89,845     255,193
      Dishman Pharmaceuticals & Chemicals, Ltd.........   111,912     244,811
      DLF, Ltd......................................... 3,333,149  16,823,095
      Dredging Corp. of India, Ltd.....................    73,436     592,616
      E.I.D. - Parry (India), Ltd......................   714,424   3,804,804
      Edelweiss Capital, Ltd...........................   816,890     684,114
     *Educomp Solutions, Ltd...........................    61,472     664,378
      Eicher Motors, Ltd...............................    46,001   1,295,186
      EIH, Ltd.........................................   872,785   1,697,819
      Elder Pharmaceuticals, Ltd.......................    97,715     827,509
      Electrosteel Casings, Ltd........................   714,533     510,406
      Elgi Equipments, Ltd.............................    35,934      70,658
     *Era Infra Engineering, Ltd.......................    35,176     150,134
      Escorts, Ltd..................................... 1,272,669   3,951,120
     *Ess Dee Aluminium, Ltd...........................     2,372      24,905
     *Essar Shipping Ports & Logistics, Ltd............   866,929   1,944,920
      Essel Propack, Ltd...............................   633,193     690,167
      Everest Kanto Cylinder, Ltd......................   453,796     862,568
      FAG Bearings (India), Ltd........................       500      13,008
      FDC, Ltd.........................................   147,256     349,750
      Federal Bank, Ltd................................ 1,487,799  14,189,230
     *Federal-Mogul Goetze (India), Ltd................     9,195      50,424
      Financial Technologies (India), Ltd..............   101,177   1,977,045
      Finolex Cables, Ltd..............................   583,005     695,461
      Finolex Industries, Ltd..........................   695,629   1,621,419
     *Firstsource Solutions, Ltd.......................   462,206     202,385
     *Fortis Healthcare India, Ltd.....................   305,567   1,073,041
     *Future Capital Holdings, Ltd.....................     6,044      20,475
      GAIL India, Ltd..................................   700,109   7,539,619
      Gammon India, Ltd................................   411,248   1,069,236
     *Ganesh Housing Corp., Ltd........................     1,552       4,958
      Gateway Distriparks, Ltd.........................   239,619     661,002
      Geodesic, Ltd....................................   441,579     826,330
     *Geojit BNP Paribas Financial Services, Ltd.......    77,686      43,678
     *GIC Housing Finance, Ltd.........................    62,647     165,555
      Gitanjali Gems, Ltd..............................   513,757   3,102,859
      Godawari Power & Ispat, Ltd......................    51,305     224,369
      Godfrey Phillips India, Ltd......................       784      36,378
      Graphite India, Ltd..............................   424,678     908,702
      Grasim Industries, Ltd...........................    15,142     839,778
      Great Eastern Shipping Co., Ltd..................   942,893   6,079,737
      Great Offshore, Ltd..............................   154,922     965,206
     *GTL Infrastructure, Ltd..........................   691,128     564,331
      GTL, Ltd.........................................   350,140   3,303,125
      Gujarat Alkalies & Chemicals, Ltd................   421,803   1,326,332
      Gujarat Fluorochemicals, Ltd.....................   222,534   1,863,486
      Gujarat Narmada Valley Fertilizers Co., Ltd......   647,256   1,580,939
     *Gujarat NRE Coke, Ltd............................   334,357     381,602
      Gujarat State Fertilizers & Chemicals, Ltd.......   445,889   3,753,613

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
                                                         Shares      Value++
                                                         ------      -----

   INDIA -- (Continued)
      Gulf Oil Corp., Ltd...........................    194,724 $    375,662
      H.E.G., Ltd...................................    136,218      688,582
      HBL Power Systems, Ltd........................    474,970      210,919
      HCL Infosystems, Ltd..........................    598,810    1,500,594
      HCL Technologies, Ltd.........................     32,705      385,555
     *HeidelbergCement India, Ltd...................    596,458      676,478
      Hexaware Technologies, Ltd....................  2,847,378    4,455,190
      Hikal, Ltd....................................      4,933       34,609
     *Hindalco Industries, Ltd...................... 13,050,819   63,739,905
      Hinduja Global Solutions, Ltd.................     65,909      565,641
      Hinduja Ventures, Ltd.........................     68,545      425,726
      Hindustan Construction Co., Ltd...............  1,715,107    1,373,313
      Hotel Leelaventure, Ltd.......................  1,357,335    1,275,424
     *Housing Development & Infrastructure, Ltd.....  1,824,827    6,661,582
     *HSIL, Ltd.....................................     28,971      102,135
     *ICICI Bank, Ltd...............................    111,742    2,823,375
     #ICICI Bank, Ltd. Sponsored ADR................  3,332,795  167,972,868
      ICSA (India), Ltd.............................    347,186      910,452
      IDBI Bank, Ltd................................  2,354,413    7,653,714
     *Idea Cellular, Ltd............................  7,185,282   11,171,946
      IFCI, Ltd.....................................  5,616,930    6,608,828
      India Cements, Ltd............................  2,016,703    4,537,515
      India Infoline, Ltd...........................  1,801,081    2,944,980
      Indiabulls Financial Services, Ltd............  1,877,333    7,559,693
     *Indiabulls Real Estate, Ltd...................  4,078,238   11,542,862
      Indiabulls Securities, Ltd....................      6,234        2,299
     *Indiabulls Wholesale Services, Ltd............    509,780      119,907
     *Indian Bank...................................    856,433    4,677,654
      Indian Hotels Co., Ltd........................  3,531,468    6,606,903
     *Indian Overseas Bank..........................  1,372,975    4,742,564
      Indo Rama Synthetics (India), Ltd.............    202,314      304,793
     *IndusInd Bank, Ltd............................  1,092,668    6,437,756
      INEOS ABS India, Ltd..........................     28,114      329,965
      Infotech Enterprises, Ltd.....................     21,152       77,195
      Infrastructure Development Finance Co., Ltd...  5,751,429   18,937,479
      ING Vysya Bank, Ltd...........................    289,910    2,270,951
      Ingersoll-Rand India, Ltd.....................     24,852      282,080
      Ipca Laboratories, Ltd........................    212,353    1,460,961
      ISMT, Ltd.....................................    365,322      432,790
     *Ispat Industries, Ltd.........................  4,828,018    2,475,295
     *IVRCL Assets & Holdings, Ltd..................     89,922      126,752
      IVRCL Infrastructures & Projects, Ltd.........  2,864,100    5,140,450
      J.B. Chemicals & Pharmaceuticals, Ltd.........    377,474    1,363,074
     *Jai Balaji Industries, Ltd....................     22,991      102,124
      Jaiprakash Associates, Ltd....................  4,755,708    9,995,400
      Jammu & Kashmir Bank, Ltd.....................    249,037    4,560,517
      JBF Industries, Ltd...........................     96,294      392,965
     *Jet Airways (India), Ltd......................    244,572    2,648,999
      Jindal Poly Films, Ltd........................    127,847    1,229,504
      Jindal Saw, Ltd...............................  1,180,076    5,356,558
     *Jindal South West Holdings, Ltd...............      7,229      186,443
      JK Cement, Ltd................................     87,998      253,386
      JK Lakshmi Cement, Ltd........................    290,053      336,133
      JK Tyre & Industries, Ltd.....................    158,673      342,060
      JM Financial, Ltd.............................  1,129,785      732,013
     *JSL Stainless, Ltd............................    729,470    1,486,087
     *JSW Energy, Ltd...............................    636,402    1,075,331
      JSW Steel, Ltd................................  1,091,845   23,457,336
     *Jubilant Industries, Ltd......................     12,130       65,376
      Jubilant Organosys, Ltd.......................    277,655    1,128,873
     *Jyoti Structures, Ltd.........................     63,049      121,923

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
                                                          Shares    Value++
                                                          ------    -----

     INDIA -- (Continued).............................
        K.S.B. Pumps, Ltd.............................     7,582 $   46,326
        Kalpataru Power Transmission, Ltd.............    28,622     82,858
       *Kalyani Investment Co., Ltd...................     8,518    165,958
        Kalyani Steels, Ltd...........................    85,188    163,069
        Karnataka Bank, Ltd........................... 1,430,391  3,670,394
        Karur Vysya Bank, Ltd.........................   294,278  2,721,730
        Karuturi Global, Ltd..........................   851,209    255,509
       *KEC International, Ltd........................     1,203      2,328
        Kesoram Industries, Ltd.......................   220,086    974,428
       *Kiri Industries, Ltd..........................    37,201    201,086
       *Kirloskar Industries, Ltd.....................     8,838     67,962
       *Kirloskar Oil Engines, Ltd....................   328,770  1,111,639
        Koutons Retail India, Ltd.....................     2,849      2,284
       *KRBL, Ltd.....................................    77,904     54,924
        KS Oils, Ltd.................................. 1,831,255  1,376,896
       *KSK Energy Ventures, Ltd......................    14,496     37,288
        Lakshmi Machine Works, Ltd....................     4,697    259,891
        Lakshmi Vilas Bank, Ltd.......................   331,345    817,752
       *Landmark Property Development Co., Ltd........   201,134     15,203
       *LIC Housing Finance, Ltd...................... 1,589,690  7,898,665
        Madhucon Projects, Ltd........................   183,396    448,021
        Madras Cements, Ltd...........................   454,723  1,022,849
       *Mahanagar Telephone Nigam, Ltd................   629,226    686,351
       #*Mahanagar Telephone Nigam, Ltd. ADR..........   100,249    228,568
        Maharashtra Scooters, Ltd.....................     4,450     37,241
        Maharashtra Seamless, Ltd.....................   160,799  1,296,710
        Mahindra & Mahindra Financial Services, Ltd...    34,564    570,002
        Mahindra & Mahindra, Ltd......................   491,885  8,396,469
        Mahindra Lifespace Developers, Ltd............   135,781  1,161,331
        Manaksia, Ltd.................................   147,412    274,934
        Maruti Suzuki India, Ltd......................   262,121  7,837,728
        Mastek, Ltd...................................    83,250    220,866
       *MAX India, Ltd................................    62,495    236,895
        McLeod Russel India, Ltd......................   637,181  3,806,208
        Mercator Lines, Ltd........................... 2,223,130  2,060,176
        Merck, Ltd....................................    29,241    417,370
        Monnet Ispat, Ltd.............................   137,672  1,631,019
        Moser Baer (India), Ltd....................... 1,473,835  1,479,049
        MRF, Ltd......................................    17,453  2,810,657
        Mukand, Ltd...................................   258,286    279,208
        Nagarjuna Construction Co., Ltd............... 1,637,165  3,800,706
        Nagarjuna Fertilizers & Chemicals, Ltd........ 1,893,177  1,360,944
        Nahar Capital & Financial Services, Ltd.......    18,955     30,716
        Nahar Spinning Mills, Ltd.....................     6,026     14,567
        National Aluminium Co., Ltd...................   619,284  1,300,445
        Nava Bharat Ventures, Ltd.....................    19,805    110,003
        NIIT Technologies, Ltd........................   345,417  1,470,235
        NIIT, Ltd..................................... 1,099,174  1,397,278
        NOCIL, Ltd....................................   602,199    254,403
        Noida Toll Bridge Co., Ltd....................   880,231    546,852
        OCL India, Ltd................................    84,049    201,986
       *OMAXE, Ltd....................................   391,067  1,160,811
       *OnMobile Global, Ltd..........................    85,687    540,872
       *Orbit Corp., Ltd..............................   745,164    811,394
        Orchid Chemicals & Pharmaceuticals, Ltd.......   445,419  3,054,414
        Orient Paper & Industries, Ltd................   333,560    445,172
       *Oriental Bank of Commerce.....................   503,129  3,940,527
        Panacea Biotec, Ltd...........................    73,892    316,694
       *Parsvnath Developers, Ltd..................... 1,159,300  1,144,706
       *Patel Engineering, Ltd........................   157,434    576,266
        Patni Computer Systems, Ltd...................   750,275  7,282,486

                                     1371

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          Shares      Value++
                                                          ------      -----

  INDIA -- (Continued)...............................
     Patni Computer Systems, Ltd. ADR................     55,441 $  1,061,695
     Peninsula Land, Ltd.............................    224,699      293,444
     Petronet LNG, Ltd...............................  2,943,666    8,801,344
     Piramal Healthcare, Ltd.........................    287,689    2,985,957
     Plethico Pharmaceuticals, Ltd...................     35,765      279,557
     Polaris Software Lab, Ltd.......................    396,842    1,767,433
     Polyplex Corp., Ltd.............................     97,888      487,416
     Power Finance Corp., Ltd........................    129,000      674,501
    *Prakash Industries, Ltd.........................    152,071      293,704
     Prism Cement, Ltd...............................    487,572      619,051
     Provogue India, Ltd.............................    119,777      116,113
     PSL, Ltd........................................    113,833      211,716
     PTC India, Ltd..................................  2,003,406    4,048,713
     Punj Lloyd, Ltd.................................  1,337,730    2,021,034
     Rain Commodities, Ltd...........................    216,887      873,707
     Rajesh Exports, Ltd.............................    489,295      952,178
    *Ranbaxy Laboratories, Ltd.......................    364,451    3,765,011
    *Raymond, Ltd....................................    340,181    2,714,398
     REI Agro, Ltd...................................  3,175,410    1,903,708
     Rei Six Ten Retail, Ltd.........................    439,400      453,722
    *Reliance Broadcast Network, Ltd.................     20,606       36,653
     Reliance Capital, Ltd...........................    988,201   12,605,609
     Reliance Communications, Ltd....................  5,398,403   12,204,225
     Reliance Industries, Ltd........................ 10,494,511  232,944,520
    *Reliance MediaWorks, Ltd........................    109,133      387,050
    *Reliance Power, Ltd.............................  5,484,714   16,165,785
    *Resurgere Mines & Minerals India, Ltd...........  4,231,830       63,009
     Rolta India, Ltd................................  1,402,924    4,401,639
     Ruchi Soya Industries, Ltd......................  1,329,466    3,101,075
    *Rural Electrification Corp., Ltd................    897,917    4,854,945
    *S.Kumars Nationwide, Ltd........................  1,242,979    1,915,107
     Sanghvi Movers, Ltd.............................      6,290       17,339
     SEAMEC, Ltd.....................................     44,396      112,170
     Sesa Goa, Ltd...................................    159,932    1,137,088
     Shipping Corp. of India, Ltd....................    415,641    1,043,190
     Shiv-Vani Oil & Gas Exploration Services, Ltd...    115,578      785,796
    *Shree Renuka Sugars, Ltd........................    171,097      272,619
     Simplex Infrastructures, Ltd....................      1,570       11,774
    *Sintex Industries, Ltd..........................    294,753    1,156,846
     SKF India, Ltd..................................     12,150      175,070
     Sobha Developers, Ltd...........................    281,001    1,821,191
     Sona Koyo Steering Systems, Ltd.................     64,698       27,208
     South Indian Bank, Ltd..........................  7,972,547    4,102,428
     SPML Infra, Ltd.................................        372        1,390
     SREI Infrastructure Finance, Ltd................  1,473,919    1,719,524
     SRF, Ltd........................................    266,306    2,018,900
    *State Bank of Bikaner & Jaipur..................        956       11,906
    *State Bank of India.............................    612,959   38,965,359
    *State Bank of India Sponsored GDR...............      5,732      786,560
     Steel Authority of India, Ltd...................  3,684,219   13,365,856
     Sterling Biotech, Ltd...........................    643,372    1,345,534
    #Sterlite Industries (India), Ltd. ADR...........  1,641,061   26,831,347
     Sterlite Industries (India), Ltd. Series A......  5,746,256   23,594,796
     Sterlite Technologies, Ltd......................    447,261      621,923
     Strides Arcolab, Ltd............................     64,603      564,745
     Sundaram Finance, Ltd...........................      4,276       50,821
     Sundram Fastners, Ltd...........................     55,097       74,786
    *Suzlon Energy, Ltd..............................  4,259,821    5,122,800
     Syndicate Bank..................................  1,449,584    3,836,544
     Tamilnadu Newsprint & Papers, Ltd...............     55,083      174,657
     Tanla Solutions, Ltd............................    363,600      136,733

                                     1372

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      Shares        Value++
                                                      ------        -----

     INDIA -- (Continued).......................
        Tata Chemicals, Ltd.....................     926,731 $    7,887,175
       #*Tata Communications, Ltd. ADR..........      22,320        242,172
        Tata Investment Corp., Ltd..............      59,975        718,765
        Tata Steel, Ltd.........................   3,038,656     42,342,568
        Tata Tea, Ltd...........................   3,716,542      8,482,278
       *TCI Developers, Ltd.....................       3,427         18,736
       *Teledata Marine Solutions, Ltd..........     267,258        207,024
        Time Technoplast, Ltd...................     498,379        612,901
        Titagarh Wagons, Ltd....................      80,674        687,993
        Transport Corp of India, Ltd............      68,548        148,556
        Trent, Ltd..............................      14,497        327,744
       *Trent, Ltd. Series A....................       3,220         67,728
       *Trent, Ltd. Series B....................       3,220         64,163
        Triveni Engineering & Industries, Ltd...     240,000        565,954
        Tube Investments of India...............     642,055      2,051,676
        UCO Bank................................   1,406,710      3,327,678
        Uflex, Ltd..............................     394,208      1,811,602
        Unichem Laboratories, Ltd...............     199,000        869,230
        Union Bank of India.....................     797,003      5,773,918
        Unitech, Ltd............................   8,299,857      6,959,472
        United Phosphorus, Ltd..................     713,355      2,452,946
        Unity Infraprojects, Ltd................     214,696        325,727
        Usha Martin, Ltd........................   1,181,750      1,741,591
       *UTV Software Communications, Ltd........      11,056        162,002
       *Vardhman Special Steets, Ltd............      19,609          9,313
        Vardhman Textiles, Ltd..................      98,045        626,233
        Varun Shipping Co., Ltd.................     333,864        220,628
       *Videocon Industries, Ltd................     782,287      3,500,481
       *Videsh Sanchar Nigam, Ltd...............     791,222      4,253,757
        Vijaya Bank.............................   1,100,097      2,070,533
       *Voltamp Transformers, Ltd...............      10,555        133,623
        Walchandnagar Industries, Ltd...........     109,118        338,512
        Welspun Corp., Ltd......................     326,537      1,419,577
       *Wockhardt, Ltd..........................     119,402        923,513
        Zee Entertainment Enterprises, Ltd......   2,376,542      7,232,144
       *Zee Learn, Ltd..........................     297,068        152,851
        Zuari Industries, Ltd...................     127,958      1,989,322
        Zylog Systems, Ltd......................      26,158        245,440
                                                             --------------
     TOTAL INDIA................................              1,374,630,281
                                                             --------------

     INDONESIA -- (3.1%)........................
       *PT Adhi Karya Tbk.......................   2,130,617        204,463
       *PT Agis Tbk.............................   2,012,000         27,282
        PT AKR Corporindo Tbk...................  20,492,400      4,096,627
        PT Aneka Tambang Tbk....................  61,732,500     16,462,355
        PT Asahimas Flat Glass Tbk..............   5,277,000      4,041,670
        PT Astra Graphia Tbk....................     148,500         14,417
        PT Astra International Tbk..............     586,696      3,855,970
       *PT Bakrie & Brothers Tbk................ 919,158,250      7,209,813
        PT Bakrie Sumatera Plantations Tbk...... 110,590,500      5,060,281
       *PT Bakrie Telecom Tbk................... 279,478,500     12,591,822
        PT Bakrieland Development Tbk........... 378,287,020      6,382,434
        PT Bank Bukopin Tbk.....................  33,061,333      2,780,808
        PT Bank Danamon Indonesia Tbk...........  17,787,329     12,913,398
        PT Bank Mandiri Tbk.....................  17,897,431     14,968,959
       *PT Bank Negara Indonesia Persero Tbk....  73,167,255     34,662,858
       *PT Bank Pan Indonesia Tbk............... 150,362,201     20,053,483
       *PT Bank Permata Tbk.....................     297,000         60,796
       *PT Bank Tabungan Negara Tbk.............   5,487,362      1,097,921
       *PT Barito Pacific Tbk...................  11,154,000      1,382,391
       *PT Berlian Laju Tanker Tbk.............. 128,161,466      5,847,779

                                     1373

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                Shares      Value++
                                                                ------      -----

INDONESIA -- (Continued)..................................
  *PT Bhakti Investama Tbk................................ 242,272,700 $  4,761,901
   PT Budi Acid Jaya Tbk..................................  14,289,000      392,001
   PT Bumi Resources Tbk.................................. 280,320,500  112,640,639
  *PT Central Proteinaprima Tbk........................... 178,071,500    1,102,031
   PT Charoen Pokphand Indonesia Tbk......................  77,638,830   17,523,399
  *PT Ciputra Development Tbk.............................  83,963,500    3,835,043
  *PT Ciputra Surya Tbk...................................  16,227,000    1,160,672
   PT Clipan Finance Indonesia Tbk........................   4,065,000      361,392
  *PT Darma Henwa Tbk..................................... 139,757,942    1,410,721
  *PT Davomas Adabi Tbk................................... 139,739,500    1,340,204
   PT Dynaplast Tbk.......................................   3,040,000    1,242,410
   PT Elnusa Tbk..........................................  32,023,000    1,108,204
  *PT Energi Mega Persada Tbk............................. 341,259,782    6,283,133
   PT Ever Shine Textile Tbk..............................  19,342,215      248,440
   PT Gajah Tunggal Tbk...................................  12,901,500    3,516,632
   PT Global Mediacom Tbk.................................  95,929,500    8,419,344
   PT Gozco Plantations Tbk...............................  21,877,500    1,024,045
  *PT Great River International Tbk.......................   1,788,000           --
   PT Gudang Garam Tbk....................................   6,628,500   31,487,178
  *PT Hero Supermarket Tbk................................     220,000      136,151
  *PT Indah Kiat Pulp & Paper Corp. Tbk...................  28,810,000    5,426,341
   PT Indika Energy Tbk...................................  16,849,000    7,992,766
   PT Indofood Sukses Makmur Tbk..........................  31,852,000   20,672,280
  *PT Indo-Rama Synthetics Tbk............................       4,500        2,029
   PT International Nickel Indonesia Tbk..................  39,701,500   23,156,533
  *PT Intiland Development Tbk............................   2,521,000      107,529
   PT Japfa Comfeed Indonesia Tbk.........................   4,353,250    1,859,360
   PT Jaya Real Property Tbk..............................  25,528,000    3,666,446
  *PT Kawasan Industri Jababeka Tbk....................... 183,569,000    2,793,383
   PT Lautan Luas Tbk.....................................   2,102,000      196,680
   PT Lippo Karawaci Tbk.................................. 237,688,437   21,659,888
   PT Matahari Putra Prima Tbk............................  35,387,900    5,745,754
   PT Mayorah Indah Tbk...................................   8,757,572   11,269,062
   PT Medco Energi Internasional Tbk......................  26,056,500    8,397,386
   PT Media Nusantara Citra Tbk...........................  25,176,594    2,595,748
  *PT Mitra Adiperkasa Tbk................................   3,144,000    1,204,382
  *PT Mitra International Resources Tbk...................  38,631,660      836,489
  *PT Pabrik Kertas Tjiwi Kimia Tbk.......................     157,500       50,180
  *PT Panasia Indosyntec Tbk..............................     403,200       10,311
  *PT Panin Financial Tbk................................. 183,439,000    4,142,999
  *PT Panin Insurance Tbk.................................  30,688,500    2,010,688
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk..  24,575,884    7,049,253
   PT Ramayana Lestari Sentosa Tbk........................  14,084,000    1,203,547
   PT Sampoerna Agro Tbk..................................   6,880,441    2,718,170
  *PT Samudera Indonesia Tbk..............................     415,500      190,123
   PT Selamat Sempurna Tbk................................  15,274,000    2,089,704
  *PT Sentul City Tbk..................................... 123,241,000    1,528,165
   PT Sinar Mas Agro Resources & Technology Tbk...........   8,067,900    5,099,196
   PT Sorini Agro Asia Corporindo Tbk.....................   7,837,000    3,172,334
   PT Summarecon Agung Tbk................................  41,668,857    6,141,221
  *PT Sunson Textile Manufacturer Tbk.....................   6,012,000      172,058
  *PT Surya Dumai Industri Tbk............................   5,145,000           --
   PT Surya Toto Indonesia Tbk............................      46,400      195,049
  *PT Suryainti Permata Tbk...............................  17,378,000      180,598
  *PT Tiga Pilar Sejahtera Food Tbk.......................   2,590,722      226,877
   PT Tigaraksa Satria Tbk................................     165,200       14,468
   PT Timah Tbk...........................................  11,409,400    3,850,096
   PT Trimegah Sec Tbk....................................  34,298,000      424,566
  *PT Truba Alam Manunggal Engineering Tbk................ 129,244,500      939,889
   PT Tunas Baru Lampung Tbk..............................     927,500       52,182
   PT Tunas Ridean Tbk....................................  42,848,500    2,854,516

                                     1374

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         Shares      Value++
                                                         ------      -----

    INDONESIA -- (Continued)........................
      *PT Ultrajaya Milk Industry & Trading Co. Tbk. 13,717,500 $  2,208,207
       PT Unggul Indah Cahaya Tbk...................    371,435       75,033
       PT Wijaya Karya Tbk.......................... 18,291,002    1,435,499
                                                                ------------
    TOTAL INDONESIA.................................             517,326,052
                                                                ------------

    ISRAEL -- (0.0%)................................
      *Bank of Jerusalem, Ltd.......................     18,282       31,497
       Delta-Galil Industries, Ltd..................         --            4
      *Elron Electronic Industries, Ltd.............          1            4
      *Feuchtwanger Investments, Ltd................     10,500           37
      *Israel Steel Mills, Ltd......................     97,000        1,119
      *Kardan Israel, Ltd...........................         --            1
      *Knafaim Arkia Holdings, Ltd..................     69,163      471,625
      *Koor Industries, Ltd.........................          1           21
       Liberty Properties, Ltd......................      2,533       30,499
      *Makhteshim-Agan Industries, Ltd..............          1            3
       Mivtach Shamir Holdings, Ltd.................     41,934    1,400,591
      *Naphtha Israel Petroleum Corp., Ltd..........         --            1
                                                                ------------
    TOTAL ISRAEL....................................               1,935,402
                                                                ------------

    MALAYSIA -- (3.0%)..............................
      *A&M Realty Berhad............................    603,400      100,714
      *Adventa Berhad...............................     96,000       73,046
      *Aeon Co. Berhad..............................     37,500       75,302
       Affin Holdings Berhad........................  9,611,900   11,368,620
      *Airasia Berhad............................... 11,014,200   10,695,384
      *Alam Maritim Resources Berhad................  2,075,700      791,688
       Alliance Financial Group Berhad.............. 12,024,200   12,634,709
      *Amcorp Properties Berhad.....................    927,567      186,036
       AMMB Holdings Berhad......................... 21,831,262   47,078,211
       Ann Joo Resources Berhad.....................  2,857,200    2,798,362
       APM Automotive Holdings Berhad...............  1,193,500    1,990,863
       Apollo Food Holdings Berhad..................    109,000      112,295
      *Asas Dunia Berhad............................    252,800       83,276
      *Asia Pacific Land Berhad.....................  5,644,300      782,176
      *Axiata Group Berhad..........................  1,074,850    1,780,421
       Bandar Raya Developments Berhad..............  4,102,200    2,980,138
       Batu Kawan Berhad............................  2,242,250   11,598,891
       Berjaya Assets Berhad........................     66,200       25,984
       Berjaya Corp. Berhad......................... 24,397,980    9,407,873
       Berjaya Land Berhad.......................... 13,220,000    5,175,863
      *Berjaya Media Berhad.........................    299,800       56,510
      *Berjaya Retail Berhad........................  1,775,788      386,693
       Bimb Holdings Berhad.........................  2,320,600    1,240,809
       Bina Darulaman Berhad........................     57,800       24,109
       Bolton Berhad................................  1,288,000      491,411
       Boustead Holdings Berhad.....................  4,738,580    9,266,066
       Cahya Mata Sarawak Berhad....................  1,786,600    1,359,011
       Chemical Co. of Malaysia Berhad..............    311,000      184,681
       Chin Teck Plantations Berhad.................    304,700      896,134
      *Coastal Contracts Berhad.....................    651,900      786,255
       CSC Steel Holdings Berhad....................  2,041,800    1,200,477
       Cycle & Carriage Bintang Berhad..............    241,300      368,457
      *Datuk Keramik Holdings Berhad................    127,000           --
       Dijaya Corp. Berhad..........................    714,500      275,121
       DRB-Hicom Berhad............................. 10,607,100    7,924,419
       Eastern & Oriental Berhad....................  9,016,015    4,333,118
       Eastern Pacific Industrial Corp. Berhad......    497,700      403,158
       ECM Libra Avenue Berhad......................  7,178,982    2,209,694
      *EON Capital Berhad...........................  3,626,007    8,850,787
       Esso Malaysia Berhad.........................  1,081,500    1,542,396

                                     1375

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        Shares     Value++
                                                        ------     -----

     MALAYSIA -- (Continued).......................
        Evergreen Fibreboard Berhad................  2,872,026 $ 1,261,312
       *Faber Group Berhad.........................    765,900     574,435
        Far East Holdings Berhad...................    388,800     966,976
       *Fountain View Development Berhad...........  2,573,200          --
        Genting Malaysia Berhad....................  4,136,100   5,147,301
        Genting Plantations Berhad.................    356,800     964,340
        Glomac Berhad..............................  1,706,800   1,072,894
       *Gold IS Berhad.............................  3,016,125   1,841,723
       *Green Packet Berhad........................  1,037,400     222,600
        GuocoLand (Malaysia) Berhad................  1,200,900     490,988
        Hap Seng Consolidated Berhad...............  2,467,200   4,832,106
        Hap Seng Plantations Holdings Berhad.......  2,139,200   2,058,535
        Hong Leong Financial Group Berhad..........  1,841,351   6,384,237
        Hong Leong Industries Berhad...............  1,838,700   2,370,155
        Hubline Berhad.............................  5,998,300     283,587
        Hunza Properties Berhad....................  1,033,300     554,934
        Hwang-DBS (Malaysia) Berhad................    908,700     754,253
        IGB Corp. Berhad........................... 11,721,990   8,435,594
        IJM Corp. Berhad........................... 15,041,880  31,501,808
        IJM Land Berhad............................  3,923,300   3,730,781
       *IJM Plantations Berhad.....................     95,000      95,351
       *Insas Berhad...............................  4,573,808     826,870
       *Integrax Berhad............................    894,000     528,650
       *Jaks Resources Berhad......................  3,438,000     768,528
        Jaya Tiasa Holdings Berhad.................  1,202,235   2,547,755
        Jerneh Asia Berhad.........................    788,120     825,222
        K & N Kenanga Holdings Berhad..............  2,228,500     609,539
       *Karambunai Corp. Berhad.................... 15,984,300   1,211,772
        Keck Seng (Malaysia) Berhad................  2,517,800   3,537,662
        Kian Joo Can Factory Berhad................  3,646,780   2,867,332
       *KIG Glass Industrial Berhad................    260,000       2,633
        Kim Loong Resources Berhad.................    324,800     242,679
        Kinsteel Berhad............................  7,509,500   2,182,117
        KLCC Property Holdings Berhad..............  6,585,600   7,318,041
        KNM Group Berhad...........................  9,092,425   8,083,419
       *Knusford Berhad............................     73,800      43,433
        KPJ Healthcare Berhad......................     87,550     121,313
        KrisAssets Holdings Berhad.................    250,377     371,593
        KSL Holdings Berhad........................    443,466     263,783
        Kub Malaysia Berhad........................  5,214,000   1,385,763
        Kulim Malaysia Berhad......................  9,703,300  10,489,338
       *Kumpulan Fima Berhad.......................  1,338,300     700,726
       *Kumpulan Hartanah Selangor Berhad..........    277,000      33,152
        Kumpulan Perangsang Selangor Berhad........  1,463,700     593,363
       *Kurnia Asia Berhad.........................     23,600       3,189
        Kwantas Corp. Berhad.......................    246,000     187,650
        Landmarks Berhad...........................  4,118,808   2,131,385
        Leader Universal Holdings Berhad...........  5,376,733   1,564,761
       *Lingui Development Berhad..................  1,007,014     628,069
       *Lion Corp. Berhad..........................  7,984,307     768,638
        Lion Diversified Holdings Berhad...........  5,448,100     819,492
        Lion Forest Industries Berhad..............    204,800     112,232
        Lion Industries Corp. Berhad...............  7,446,081   4,256,578
       *Mah Sing Group Berhad......................     50,200      43,903
       *Malayan United Industries Berhad (6556756).  1,526,067     111,030
       *Malayan United Industries Berhad (B4TWFT8).    200,244      11,831
       *Malaysia Airports Holdings Berhad..........    161,600     337,032
        Malaysia Building Society Berhad...........    372,808     321,406
       *Malaysian Airlines System Berhad...........     89,700      55,227
        Malaysian Bulk Carriers Berhad.............  1,545,525   1,358,160
        Malaysian Resources Corp. Berhad...........     75,000      54,052

                                     1376

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            Shares     Value++
                                                            ------     -----

  MALAYSIA -- (Continued)..............................
     MBM Resources Berhad..............................    805,033 $   805,247
     Media Prima Berhad................................     33,500      29,734
     Mega First Corp. Berhad...........................  1,101,700     636,937
    *Merge Housing Berhad..............................     24,062       4,309
     Metro Kajang Holdings Berhad......................    780,008     434,512
    *Metroplex Berhad..................................    817,000          --
     MISC Berhad.......................................  1,210,021   3,190,093
    *MK Land Holdings Berhad........................... 10,344,500   1,364,089
     MMC Corp. Berhad.................................. 10,923,480   9,904,027
    *MNRB Holdings Berhad..............................  1,150,800   1,029,994
     Muhibbah Engineering Berhad.......................  4,845,400   2,625,757
    *MUI Properties Berhad.............................    139,700       7,122
    *Mulpha International Berhad....................... 31,821,100   5,701,716
     MWE Holdings Berhad...............................    270,000     122,151
     Naim Holdings Berhad..............................  1,531,500   1,449,202
     NCB Holdings Berhad...............................  2,447,800   3,090,402
     Negri Sembilan Oil Palms Berhad...................    167,600     303,490
     NV Multi Corp. Berhad.............................    165,700      17,062
     Oriental Holdings Berhad..........................  3,653,779   6,377,552
     Oriental Interest Berhad..........................    139,100      59,657
     OSK Holdings Berhad...............................  6,628,447   3,896,485
    *OSK Ventures International Berhad.................    639,897      82,088
     P.I.E. Industrial Berhad..........................    323,600     465,618
     Pacific & Orient Berhad...........................    283,730      79,537
     Panasonic Manufacturing Malaysia Berhad...........    383,380   2,940,940
    *Paracorp Berhad...................................    252,000         851
     Paramount Corp. Berhad............................    250,000     477,943
     PBA Holdings Berhad...............................  1,502,500     502,731
     Pelikan International Corp. Berhad................  4,130,320   1,578,372
    *Perisai Petroleum Teknologi Berhad................    831,300     227,742
    *Permaju Industries Berhad.........................  1,000,000     132,489
    *Perwaja Holdings Berhad...........................     31,200       9,551
     Petronas Dagangan Berhad..........................    164,200     858,703
     PJ Development Holdings Berhad....................  2,768,800     724,778
     POS Malaysia Berhad...............................  2,274,517   2,482,796
     PPB Group Berhad..................................  6,822,366  39,137,776
    *Press Metal Berhad................................  1,469,700   1,271,405
    *Prime Utilities Berhad............................     39,000       1,185
     Protasco Berhad...................................    282,200     108,725
     Proton Holdings Berhad............................  3,786,000   4,415,011
    *Pulai Springs Berhad..............................    132,500      20,130
     QSR Brands Berhad.................................     56,800     107,204
    *Ramunia Holdings Berhad...........................  2,434,736     539,067
     Ranhill Berhad....................................  3,924,800     981,133
     RCE Capital Berhad................................  3,770,000     656,379
     RHB Capital Berhad................................  5,561,200  16,657,135
     Salcon Berhad.....................................    574,000     116,334
     Sarawak Oil Palms Berhad..........................    445,020     523,916
     Scientex, Inc. Berhad.............................    938,848     807,770
    *Scomi Group Berhad................................ 13,805,400   1,447,569
    *Scomi Marine Berhad...............................    709,000     134,370
     Selangor Dredging Berhad..........................  1,312,700     349,796
    *Selangor Properties Berhad........................     13,800      19,203
     Shangri-La Hotels (Malaysia) Berhad...............    738,000     668,284
     Shell Refining Co. Federation of Malaysia Berhad..    217,100     799,332
     SHL Consolidated Berhad...........................  1,008,700     477,958
    *Sino Hua-An International Berhad..................  4,008,700     474,261
     Subur Tiasa Holdings Berhad.......................    490,530     498,391
     Sunway City Berhad................................  3,598,800   5,883,455
     Sunway Holdings Berhad............................  4,099,100   3,407,332
     Suria Capital Holdings Berhad.....................    645,500     449,199

                                     1377

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Shares      Value++
                                                                          ------      -----

MALAYSIA -- (Continued)..............................................
   Ta Ann Holdings Berhad............................................    262,960 $    577,252
   TA Enterprise Berhad.............................................. 16,478,800    4,206,084
   TA Global Berhad (B3X17H6)........................................  8,465,880    1,115,262
  *TA Global Berhad (B4LM6X7)........................................  8,465,880      958,756
   TAHPS Group Berhad................................................     27,000       43,137
  *Talam Corp. Berhad................................................ 17,833,050      542,419
   Tan Chong Motor Holdings Berhad...................................  4,689,700    7,419,212
  *Tanjung Offshore Berhad...........................................    270,200      108,656
   TDM Berhad........................................................  1,498,100    1,514,374
  *Tebrau Teguh Berhad...............................................  5,320,066    1,394,577
  *TH Plantations Berhad.............................................     39,200       27,528
  *Time Dotcom Berhad................................................ 16,781,400    5,141,972
   Tiong Nam Transport Holdings Berhad...............................    113,500       36,363
   Tradewinds (Malaysia) Berhad......................................  1,282,900    3,518,798
  *Tradewinds Corp. Berhad...........................................  5,394,700    1,750,471
  *TSH Resources Berhad..............................................    171,600      157,789
   UAC Berhad........................................................     77,398       86,411
  *UEM Land Holdings Berhad..........................................  5,443,745    4,951,870
   UMW Holdings Berhad...............................................  2,059,686    4,886,939
   Unico-Desa Plantations Berhad.....................................  4,240,828    1,475,618
   Unisem (Malaysia) Berhad..........................................  3,974,400    2,500,966
   United Malacca Rubber Estates Berhad..............................    872,900    2,069,367
   United Plantations Berhad.........................................    617,400    3,751,413
   VS Industry Berhad................................................  1,337,193      858,646
   Wah Seong Corp. Berhad............................................  1,677,511    1,264,406
   WCT Berhad........................................................  1,238,700    1,273,389
   Wing Tai Malaysia Berhad..........................................  1,861,100    1,093,023
   WTK Holdings Berhad...............................................  4,386,550    2,911,036
   Yeo Hiap Seng Malaysia Berhad.....................................    335,520      193,215
   YTL Cement Berhad.................................................     28,000       46,424
   YTL Corp. Berhad.................................................. 35,370,530   19,843,547
   Yu Neh Huat Berhad................................................  5,024,459    3,394,950
  *Zelan Berhad......................................................  6,765,900    1,144,330
                                                                                 ------------
TOTAL MALAYSIA.......................................................             505,226,583
                                                                                 ------------

MEXICO -- (5.1%).....................................................
  #*Alfa S.A.B. de C.V. Series A.....................................  4,088,867   60,773,400
   Alsea de Mexico S.A.B. de C.V.....................................  2,295,900    2,610,677
  #*Axtel S.A.B. de C.V..............................................  5,663,540    3,315,953
  *Bio Pappel S.A.B. de C.V..........................................     52,920       50,568
  #Bolsa Mexicana de Valores S.A. de C.V.............................  2,328,588    4,992,273
  #*Carso Infraestructura y Construccion S.A.B. de C.V...............    141,050       94,714
  #*Cemex S.A.B. de C.V. Sponsored ADR............................... 12,041,259  104,518,131
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................    271,924   21,691,377
  #Consorcio ARA S.A.B. de C.V....................................... 10,672,300    6,313,434
  #*Controladora Comercial Mexicana S.A.B. de C.V. Series B..........    912,964    1,590,115
  #*Corporacion GEO S.A.B. de C.V. Series B..........................  5,771,482   17,031,129
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.  1,561,686      881,795
  #*Desarrolladora Homex S.A.B. de C.V...............................  1,653,700    7,770,237
  #*Desarrolladora Homex S.A.B. de C.V. ADR..........................    115,455    3,259,295
  *Dine S.A.B. de C.V................................................  1,028,367      459,615
   El Puerto de Liverpool S.A.B. de C.V..............................    328,600    2,483,404
   El Puerto de Liverpool S.A.B. de C.V. Series 1....................     20,000      154,625
  #Embotelladora Arca S.A.B. de C.V..................................  3,256,100   19,771,310
  *Empaques Ponderosa S.A. de C.V. Series B..........................     90,000        7,036
  #*Empresas ICA S.A.B. de C.V.......................................  2,999,272    7,399,370
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR........................  1,118,155   11,036,190
   Fomento Economico Mexicano S.A.B. de C.V. Series B & D............  1,465,100    9,213,113
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR...........  1,819,711  114,459,822
  *Gruma S.A.B. de C.V. ADR..........................................     15,222      121,472
  *Gruma S.A.B. de C.V. Series B.....................................  2,674,666    5,357,836

                                     1378

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  Shares      Value++
                                                                  ------      -----

MEXICO -- (Continued).......................................
  #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V......     707,880 $  1,478,888
  #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR.      41,146      691,253
  #*Grupo Aeroportuario del Pacifico S.A.B. de C.V..........     650,300    2,703,628
  #Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......     629,889   26,272,670
   Grupo Aeroportuario del Sureste S.A.B. de C.V............     749,307    4,437,247
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......     221,543   13,106,484
  #Grupo Carso S.A.B. de C.V. Series A-1....................  10,188,893   39,581,234
  #*Grupo Cementos de Chihuahua S.A.B. de C.V...............   2,799,892   10,215,300
  #*Grupo Famsa S.A.B. de C.V...............................   1,918,478    3,868,054
  #Grupo Financiero Banorte S.A.B. de C.V...................  10,931,710   54,602,997
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O.........   8,299,483   43,437,881
   Grupo Gigante S.A.B. de C.V. Series B....................     471,076      920,734
   Grupo Industrial Maseca S.A.B. de C.V. Series B..........   2,726,900    3,280,798
  *Grupo Industrial Saltillo S.A.B. de C.V..................   1,332,569    1,759,518
   Grupo Kuo S.A.B. de C.V. Series B........................   2,038,967    3,719,547
   Grupo Mexico S.A.B. de C.V. Series B.....................  24,866,224   86,100,896
   Grupo Posadas S.A. de C.V. Series L......................     356,000      417,488
  *Grupo Qumma S.A. de C.V. Series B........................       5,301           83
  #*Grupo Simec S.A. de C.V.................................   1,389,600    3,965,388
  #*Grupo Simec S.A. de C.V. Sponsored ADR..................      19,072      162,684
  #Industrias Bachoco S.A.B. de C.V. Series B...............     894,410    2,121,094
  #*Industrias CH S.A.B. de C.V. Series B...................   2,810,192   11,136,579
   Industrias Penoles S.A.B. de C.V.........................      63,271    2,462,313
  #*Inmuebles Carso S.A.B. de C.V...........................  10,188,893   11,488,471
  *Maxcom Telecomunicaciones S.A.B. de C.V..................     400,181      183,201
  *Megacable Holdings S.A.B. de C.V.........................      39,994       92,970
  #*Minera Frisco S.A.B. de C.V.............................  10,188,893   43,882,773
  #Organizacion Soriana S.A.B. de C.V. Series B.............  14,451,500   49,599,865
   Qualitas Cia de Seguros S.A. de C.V......................   2,048,200    1,868,195
  #*Sare Holding S.A.B. de C.V..............................   3,301,100      891,825
  *Savia S.A. de C.V........................................   3,457,285      240,262
  #*Urbi Desarrollos Urbanos S.A.B. de C.V..................   6,700,450   16,006,530
  *Vitro S.A.B. de C.V......................................   1,547,058    1,894,900
                                                                         ------------
TOTAL MEXICO................................................              847,948,641
                                                                         ------------

PHILIPPINES -- (0.7%).......................................
   A. Soriano Corp..........................................  20,195,000    1,617,957
   Alaska Milk Corp.........................................   7,874,000    2,362,014
   Alsons Consolidated Resources, Inc.......................  16,904,000      549,954
   Ayala Corp. Series A.....................................      84,700      774,761
   Banco de Oro Unibank, Inc................................   7,506,120    9,534,144
   Cebu Holdings, Inc.......................................   7,590,250      420,740
   China Banking Corp.......................................       9,675       95,970
  *Digital Telecommunications Phils., Inc...................  52,050,000    1,912,545
   DMCI Holdings, Inc.......................................   7,029,360    7,256,736
  *Empire East Land Holdings, Inc...........................  37,000,000      605,860
  *Export & Industry Bank, Inc..............................      14,950           91
   Filinvest Land, Inc...................................... 168,982,031    5,022,461
  *Filipina Water Bottling Corp.............................   5,471,786           --
   First Philippines Holdings Corp..........................   3,810,100    5,892,288
  *JG Summit Holdings, Inc..................................      33,600       19,880
  *Lopez Holdings Corp......................................  25,974,100    3,894,780
   Macroasia Corp...........................................   1,418,000      101,064
   Megaworld Corp........................................... 169,933,600    9,278,182
  *Metro Bank & Trust Co....................................   9,336,217   14,982,015
  *Mondragon International Philippines, Inc.................   2,464,000           --
  *Philippine National Bank.................................   3,866,918    5,796,768
  *Philippine National Construction Corp....................     398,900       45,658
  *Philippine Realty & Holdings Corp........................   4,822,000       72,235
   Philippine Savings Bank..................................   1,232,313    1,821,307
  *Philippine Townships, Inc................................     226,200       25,098

                                     1379

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      Shares      Value++
                                                      ------      -----

      PHILIPPINES -- (Continued).................
         Phinma Corp.............................  2,550,498 $    745,306
        *Prime Media Holdings, Inc...............    330,000       15,025
        *Prime Orion Philippines, Inc............ 10,310,000      132,718
         Rizal Commercial Banking Corp...........  4,481,648    2,935,118
         Robinson's Land Corp. Series B.......... 26,992,750    8,409,968
         Security Bank Corp......................  2,172,820    5,059,281
         Shang Properties, Inc...................    614,285       26,093
         SM Development Corp..................... 42,477,329    9,003,129
        *Solid Group, Inc........................  9,532,000      290,016
         Union Bank of Philippines...............  2,575,894    3,673,208
         Universal Robina Corp................... 16,503,345   14,396,880
         Vista Land & Lifescapes, Inc............ 45,259,868    3,347,320
                                                             ------------
      TOTAL PHILIPPINES..........................             120,116,570
                                                             ------------

      POLAND -- (2.0%)...........................
         Agora SA................................    559,848    5,382,273
        *Amica Wronki SA.........................     36,320      637,864
         Asseco Poland SA........................    703,166   14,068,103
        *ATM SA..................................      9,205       43,317
         Bank Handlowy w Warszawie SA............     43,592    1,641,726
        *Bank Millennium SA......................  7,266,205   14,892,963
        *Bank Przemyslowo Handlowy BPH SA........      1,013       29,012
        *Bioton SA............................... 33,795,139    2,155,361
        *BOMI SA.................................    121,150      339,297
        *Boryszew SA.............................  2,065,160      840,679
        *Ciech SA................................    335,262    3,337,074
        *ComArch SA..............................        570       19,788
         Debica SA...............................    111,346    2,576,784
         Dom Development SA......................     46,421      801,766
        *Dom Maklerski IDM SA....................  2,061,404    2,120,607
        *Echo Investment SA......................  2,417,470    4,609,658
         Emperia Holding SA......................     19,149      815,069
        *Enea SA.................................    336,522    2,472,529
        *Energomontaz Poludnie SA................     30,110       44,940
        *Farmacol SA.............................      5,526       66,671
        *Gant Development SA.....................     57,294      301,321
        *Getin Holding SA........................  1,681,394    9,448,639
        *Getin Holding SA Allotment Certificates.     42,371      237,975
         Grupa Kety SA...........................    126,858    6,269,559
        *Grupa Lotos SA..........................    970,047   17,352,945
        *Impexmetal SA...........................  5,864,978   11,119,367
        *ING Bank Slaski SA......................      1,926      635,688
        *Jutrzenka Holding SA....................      1,796        2,441
         KGHM Polska Miedz SA....................    671,360   49,385,053
        *Koelner SA..............................    133,110      565,702
        *Kredyt Bank SA..........................    619,815    4,050,407
        *LC Corp. SA.............................  1,850,881    1,100,823
        *MCI Management SA.......................    141,936      457,975
        *MNI SA..................................    275,976      341,075
        *Mostostal Siedlce SA....................  1,654,705    2,176,439
         Mostostal Warszawa SA...................      1,467       22,797
        *Netia Holdings SA.......................  3,441,202    6,848,404
        *Orbis SA................................    541,449    8,241,724
        *Petrolinvest SA.........................    497,799    1,920,311
        *Pfleiderer Grajewo SA...................     55,572      364,312
        *PGE SA..................................  2,332,380   21,049,788
        *Pol-Aqua SA.............................      5,936       42,321
         Polnord SA..............................    134,295    1,638,998
        *Polska Grupa Farmaceutyczna SA..........      1,548       31,222
        *Polski Koncern Miesny Duda SA...........    124,924       71,526
        *Polski Koncern Naftowy Orlen SA.........  5,310,008  110,676,798

                                     1380

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           Shares      Value++
                                                           ------      -----

  POLAND -- (Continued)...............................
    *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.    454,741 $  3,474,075
    *Stalexport SA....................................    411,988      195,632
    *Sygnity SA.......................................    159,771    1,309,848
    *Synthos SA.......................................  9,098,514   15,444,847
     Zaklady Azotowe Pulawy SA........................     20,292      934,056
    *Zaklady Azotowe w Tarnowie-Moscicach SA..........     54,105      774,039
    *Zaklady Chemiczne Police SA......................      8,000       45,536
                                                                  ------------
  TOTAL POLAND........................................             333,427,124
                                                                  ------------

  RUSSIA -- (5.3%)....................................
    *Federal Hydrogenerating Co. ADR..................    643,944    3,357,101
     Gazprom OAO Sponsored ADR........................ 40,355,438  683,772,202
     Lukoil OAO Sponsored ADR.........................  2,280,971  158,531,847
     Magnitogorsk Iron & Steel Works Sponsored GDR....     51,321      647,314
     Surgutneftegas Sponsonsored ADR..................  3,037,307   32,479,052
                                                                  ------------
  TOTAL RUSSIA........................................             878,787,516
                                                                  ------------

  SOUTH AFRICA -- (7.4%)..............................
     ABSA Group, Ltd..................................  4,102,878   84,982,853
     Adcorp Holdings, Ltd.............................    469,669    1,916,633
     AECI, Ltd........................................  1,431,091   18,710,128
     Afgri, Ltd.......................................  4,244,486    4,511,404
     African Bank Investments, Ltd....................  3,883,766   22,672,526
     African Oxygen, Ltd..............................    222,800      627,679
     African Rainbow Minerals, Ltd....................    994,154   32,379,419
     Allied Electronics Corp., Ltd....................    542,971    2,384,686
     ArcelorMittal South Africa, Ltd..................  1,908,311   26,134,292
     Argent Industrial, Ltd...........................  1,278,773    1,654,311
     Aveng, Ltd.......................................  4,125,211   21,920,308
     AVI, Ltd.........................................  3,227,121   15,132,577
     Avusa, Ltd.......................................    473,355    1,760,416
     Barloworld, Ltd..................................  3,262,644   36,881,214
     Basil Read Holdings, Ltd.........................    285,077      558,407
    *Bell Equipment, Ltd..............................    411,045      839,389
     Bidvest Group, Ltd...............................     37,068      854,610
     Blue Label Telecoms, Ltd.........................    668,379      625,013
     Brait SA.........................................    435,221    1,239,670
     Business Connexion Group, Ltd....................    687,613      513,053
    *Cadiz Holdings, Ltd..............................      6,673        2,792
     Capitec Bank Holdings, Ltd.......................     72,959    1,921,588
     Caxton & CTP Publishers & Printers, Ltd..........  3,015,054    6,534,204
     Cipla Medpro South Africa, Ltd...................  4,269,082    4,464,315
    *Corpgro, Ltd.....................................    579,166           --
     Data Tec, Ltd....................................  2,446,932   13,737,965
     Datacentrix Holdings, Ltd........................    429,328      271,197
     Delta EMD, Ltd...................................    234,340      274,616
     Discovery Holdings, Ltd..........................         66          381
     Distell Group, Ltd...............................    378,471    4,089,330
    *Distribution & Warehousing Network, Ltd..........    221,543      237,222
     Durban Roodeport Deep, Ltd.......................  2,156,365    1,302,324
     ElementOne, Ltd..................................    391,810      701,259
    *Eqstra Holdings, Ltd.............................  1,856,795    1,897,662
    *Evraz Highveld Steel & Vanadium, Ltd.............    162,634    1,384,569
     FirstRand, Ltd...................................  4,353,231   13,709,415
     Freeworld Coatings, Ltd..........................  2,187,407    4,076,925
     Gijima Group, Ltd................................    486,474       50,354
     Gold Fields, Ltd.................................    515,937    9,225,834
     Gold Fields, Ltd. Sponsored ADR..................  8,246,089  147,110,228
     Gold Reef Resorts, Ltd...........................    433,534    1,076,792
     Grindrod, Ltd....................................  4,323,128    9,631,064
     Group Five, Ltd..................................    755,491    3,338,348

                                     1381

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       Shares        Value++
                                                       ------        -----

   SOUTH AFRICA -- (Continued)....................
      Harmony Gold Mining Co., Ltd................  2,923,251 $   44,337,162
     #Harmony Gold Mining Co., Ltd. Sponsored ADR.  2,433,008     37,881,935
      Hudaco Industries, Ltd......................    121,558      1,598,914
     *Hulamin, Ltd................................  1,355,535      1,450,070
      Iliad Africa, Ltd...........................    158,453        176,809
      Illovo Sugar, Ltd...........................    902,350      3,911,690
      Impala Platinum Holdings, Ltd...............     58,383      1,825,803
      Imperial Holdings, Ltd......................  1,354,335     24,035,801
      Investec, Ltd...............................  2,539,114     20,549,069
     *JCI, Ltd.................................... 10,677,339             --
      JD Group, Ltd...............................  2,079,841     15,203,182
      Lewis Group, Ltd............................  1,224,593     14,653,852
      Liberty Holdings, Ltd.......................  1,449,071     15,890,414
      Life Healthcare Group Holdings, Ltd.........  1,194,838      3,047,882
     *m Cubed Holdings, Ltd.......................  1,850,526             --
     *Medi-Clinic Corp., Ltd......................  2,567,629     11,332,275
      Merafe Resources, Ltd....................... 20,726,386      4,703,530
      Metair Investments, Ltd.....................  1,654,832      3,521,557
     *Metorex, Ltd................................  5,271,552      5,917,826
      MMI Holdings, Ltd...........................  8,636,206     22,402,836
      Mondi, Ltd..................................  1,722,710     16,578,120
      Murray & Roberts Holdings, Ltd..............    244,003        933,169
     *Mvelaphanda Group, Ltd......................  4,322,566      2,106,329
     *Mvelaserve, Ltd.............................  1,059,863      1,881,600
      Nampak, Ltd.................................  5,874,237     19,809,941
      Nedbank Group, Ltd..........................  2,742,435     61,104,932
     #Northam Platinum, Ltd.......................  1,514,389     10,007,117
     *Omnia Holdings, Ltd.........................    631,902      7,188,970
      Palabora Mining Co., Ltd....................    158,551      3,518,848
      Peregrine Holdings, Ltd.....................  1,421,395      2,417,976
     #Petmin, Ltd.................................    518,119        230,983
      PSG Group, Ltd..............................    678,639      4,511,837
      Randgold & Exploration Co., Ltd.............    256,811        113,776
      Raubex Group, Ltd...........................    675,940      2,053,950
      Redefine Properties, Ltd....................     32,990         39,356
      Reunert, Ltd................................    206,137      1,956,446
      Sanlam, Ltd................................. 28,700,406    123,107,886
     *Sappi, Ltd..................................  5,255,048     27,919,476
     #*Sappi, Ltd. Sponsored ADR..................    803,111      4,336,799
      Sasol, Ltd. Sponsored ADR...................    704,259     40,720,255
     *Sentula Mining, Ltd.........................  1,756,863        775,488
     *Simmer & Jack Mines, Ltd....................  6,254,759        762,259
      Spur Corp., Ltd.............................     66,446        136,817
      Standard Bank Group, Ltd....................  5,556,368     87,265,717
      Stefanutti Stocks Holdings, Ltd.............    105,733        191,468
     #Steinhoff International Holdings, Ltd....... 15,446,217     59,166,634
     *Super Group, Ltd............................  9,619,121      1,159,597
      Telkom South Africa, Ltd....................  3,256,621     18,977,652
      Tongaat-Hulett, Ltd.........................    197,230      2,882,106
     *Trans Hex Group, Ltd........................     34,840         13,314
      Trencor, Ltd................................  1,498,263      7,943,448
      UCS Group, Ltd..............................  1,547,424        482,688
      Value Group, Ltd............................    976,777        587,176
     *Wesizwe Platinum, Ltd.......................     14,355          4,950
      Zeder Investments, Ltd......................    914,616        340,309
                                                              --------------
   TOTAL SOUTH AFRICA.............................             1,245,004,968
                                                              --------------

   SOUTH KOREA -- (13.4%).........................
     #Aekyung Petrochemical Co., Ltd..............     35,780      1,589,477
      Amorepacific Group..........................     32,180      6,340,379
     #Asia Cement Manufacturing Co., Ltd..........     31,678      1,381,692

                                     1382

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CONTINUED


                                                            Shares     Value++
                                                            ------     -----

 SOUTH KOREA -- (Continued).............................
   #Asia Paper Manufacturing Co., Ltd...................    34,410 $   310,189
   #Bing Grae Co., Ltd..................................    24,704   1,477,067
   #*BNG Steel Co., Ltd.................................   125,040   2,500,176
   *Boo Kook Securities Co., Ltd........................    27,705     440,039
   #Boryung Pharmaceutical Co., Ltd.....................    57,250   1,120,011
   *BS Financial Group, Inc............................. 1,268,451  18,464,830
    BYC Co., Ltd........................................       810     117,941
   *Byuck San Corp......................................    10,472     205,455
   *Byuck San Engineering & Construction Co., Ltd.......    15,270      19,143
   #*Charm Engineering Co., Ltd.........................    66,320     233,107
   #*Chin Hung International, Inc....................... 5,642,073   1,118,286
   *Cho Kwang Leather Co., Ltd..........................     1,300      13,768
   #Chong Kun Dang Pharmaceutical Corp..................    48,070   1,280,625
   #Chosun Refractories Co., Ltd........................    10,446     613,801
   *Chungho Comnet Co., Ltd.............................     7,880      52,679
    CJ Cheiljedang Corp.................................    45,018  10,449,814
    CJ Corp.............................................   180,555  13,636,128
   *CJ E&M Corp.........................................    58,712   2,453,466
   #*Cosmochemical Co., Ltd.............................    47,640     644,326
    Crown Confectionery Co., Ltd........................     3,475     456,172
   #Dae Dong Industrial Co., Ltd........................   147,780     620,770
   #Dae Han Flour Mills Co., Ltd........................    10,887   1,647,530
   #Dae Won Kang Up Co., Ltd............................   318,816   1,759,334
   #Daechang Co., Ltd...................................   961,980   1,925,278
   #Daeduck Electronics Co., Ltd........................   246,280   2,636,235
   #Daeduck Industries Co., Ltd.........................   214,740   1,821,632
    Daegu Bank, Ltd..................................... 1,035,752  17,322,225
   *Daegu Department Store Co., Ltd.....................    60,201     643,586
   #Daehan Steel Co., Ltd...............................   133,090   1,170,435
    Daehan Synthetic Fiber Co., Ltd.....................     5,337     392,496
    Daekyo Co., Ltd.....................................   403,830   2,151,953
   #*Daelim Industrial Co., Ltd.........................   311,459  35,227,189
    Daelim Trading Co., Ltd.............................    31,734     121,394
   #Daesang Corp........................................   252,652   2,102,658
   #Daesang Holdings Co., Ltd...........................   113,486     344,326
   #Daesung Group Partners Co., Ltd.....................     4,040     237,691
    Daesung Holdings Co., Ltd...........................    72,660     685,894
    Daesung Industrial Co., Ltd.........................    10,173     297,768
    Daewon Pharmaceutical Co., Ltd......................    16,190     109,450
   #*Daewoo Engineering & Construction Co., Ltd.........   951,350  10,137,100
    Daewoo Shipbuilding & Marine Engineering Co., Ltd...   294,082  12,603,793
    Daewoong Co., Ltd...................................    17,680     273,043
    Dahaam E-Tec Co., Ltd...............................     9,515     185,435
   *Daishin Securities Co., Ltd.........................   480,045   6,489,827
   #Daou Technology, Inc................................   346,438   2,968,292
    DCM Corp............................................     5,330      69,233
    Digital Power Communications Co., Ltd...............    62,160     116,350
   #Dong Ah Tire Industrial Co., Ltd....................    72,304     630,198
   #Dong IL Rubber Belt Co., Ltd........................   181,924     986,942
    Dongbang Agro Co., Ltd..............................    53,610     317,446
   #Dongbu Corp.........................................    92,370     578,017
   #*Dongbu HiTek Co., Ltd..............................   261,404   3,726,247
   *Dongbu Securities Co., Ltd..........................   253,566   1,522,462
   #Dongbu Steel Co., Ltd...............................   278,944   2,455,725
    Dong-Il Corp........................................    11,472     567,389
   #Dongil Industries Co., Ltd..........................    14,905   1,095,259
   #Dongkuk Steel Mill Co., Ltd.........................   455,989  18,181,885
   #Dongwha Pharm Co., Ltd..............................   187,020     906,298
   #Dongwon F&B Co., Ltd................................    14,366     600,786
    Dongwon Industries Co., Ltd.........................       769     145,189
   #*Dongwon Systems Corp...............................   189,880     238,801

                                     1383

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CONTINUED


                                                                 Shares     Value++
                                                                 ------     -----

SOUTH KOREA -- (Continued)...................................
  #Dongyang Engineering & Construction Corp..................     1,785 $    11,410
   Dongyang Express Bus Corp.................................       639       9,453
  #Doosan Construction & Engineering Co., Ltd................   306,790   1,470,122
  #*Eagon Industrial Co., Ltd................................    29,120     173,574
  *Eugene Investment & Securities Co., Ltd................... 6,385,299   3,784,605
  *F&F Co., Ltd..............................................     2,650      20,790
  #Fursys, Inc...............................................    30,774     777,156
  #Gaon Cable Co., Ltd.......................................    14,437     274,224
  #Global & Yuasa Battery Co., Ltd...........................    72,720   3,096,924
  *Golden Bridge Investment & Securities Co., Ltd............    43,210      86,161
  #Green Cross Holdings Corp.................................    10,203   1,323,396
   GS Engineering & Construction Corp........................   146,898  17,705,050
   GS Holdings Corp..........................................   341,946  28,669,132
   Gwangju Shinsegae Co., Ltd................................     5,162     878,892
  #*Hae In Co., Ltd..........................................   127,010     833,584
  #Halla Engineering & Construction Corp.....................   175,631   3,719,586
  #Han Kuk Carbon Co., Ltd...................................   260,620   1,746,217
  *Han Yang Securities Co., Ltd..............................    88,440     686,047
   Hana Financial Group, Inc................................. 2,249,314  95,435,538
  #Handok Pharmaceuticals Co., Ltd...........................    18,150     217,717
  #Handsome Corp.............................................   229,060   4,813,581
   Hanil Cement Manufacturing Co., Ltd.......................    39,832   1,921,468
  *Hanil Construction Co., Ltd...............................    11,702      39,790
   Hanil E-Wha Co., Ltd......................................   169,091   2,081,171
  #*Hanjin Heavy Industries & Construction Co., Ltd..........   385,422  14,041,925
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd..   140,550   1,709,060
  #Hanjin Shipping Co., Ltd..................................   358,384   9,326,381
  #Hanjin Transportation Co., Ltd............................   100,800   2,476,438
  #*Hankook Cosmetics Co., Ltd...............................    86,470     201,646
   Hankook Cosmetics Manufacturing Co., Ltd..................    21,659      96,035
   Hankuk Glass Industries, Inc..............................    29,050     853,426
   Hankuk Paper Manufacturing Co., Ltd.......................    32,100     659,774
  #*Hanmi Holdings Co., Ltd..................................    10,396     327,165
   Hanmi Semiconductor Co., Ltd..............................     2,820      23,867
  *Hansae Yes24 Holdings Co., Ltd............................    10,100      28,702
  #Hanshin Construction Co., Ltd.............................    24,880     202,388
  #Hansol Chemical Co., Ltd..................................    51,607     973,803
   Hansol CSN Co., Ltd.......................................   334,840     447,976
  #Hansol Paper Co., Ltd.....................................   489,994   3,773,925
   Hanssem Co., Ltd..........................................    19,860     255,319
   Hanwha Chemical Corp......................................   631,367  28,177,081
  *Hanwha Corp...............................................    50,332   2,317,168
  *Hanwha General Insurance Co., Ltd.........................    19,663     163,938
  *Hanwha Securities Co., Ltd................................   626,651   4,245,601
   Hanwha Timeworld Co., Ltd.................................     9,230     167,809
  #Heung-A Shipping Co., Ltd.................................   106,352     108,375
  *Hite Brewery Co., Ltd.....................................    16,316   1,790,138
  #Hite Holdings Co., Ltd....................................    92,330   1,372,757
  *HMC Investment Securities Co., Ltd........................   184,925   4,094,589
   Honam Petrochemical Corp..................................    33,753  11,951,181
  #HS R&A Co., Ltd...........................................    47,606   1,047,798
  #Husteel Co., Ltd..........................................    42,350     812,018
  *Hwa Sung Industrial Co., Ltd..............................    39,340     123,966
   Hwacheon Machine Tool Co., Ltd............................     2,050     116,958
  *Hyosung T & C Co., Ltd....................................   255,365  20,960,455
  *Hyundai Cement Co., Ltd...................................    24,615     147,663
  #Hyundai Development Co....................................   664,084  18,188,987
   Hyundai DSF Co., Ltd......................................    46,140     508,717
  #Hyundai Elevator Co., Ltd.................................    31,153   3,012,909
   Hyundai Greenfood Co., Ltd................................   304,440   3,582,793
   Hyundai Hysco.............................................   228,480   9,322,342

                                     1384

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----

     SOUTH KOREA -- (Continued).....................
        Hyundai Merchant Marine Co., Ltd............   120,484 $  3,679,341
       *Hyundai Mipo Dockyard Co., Ltd..............    84,554   15,017,805
       #Hyundai Motor Co., Ltd......................   808,044  186,374,700
       *Hyundai Securities Co....................... 1,500,148   19,028,860
       #Hyundai Steel Co............................   358,229   45,635,515
       #Il Dong Pharmaceutical Co., Ltd.............    25,614      978,765
       #Iljin Electric Co., Ltd.....................   286,540    2,269,182
       #Iljin Holdings Co., Ltd.....................   137,634      452,341
        Ilshin Spinning Co., Ltd....................     6,155      570,395
       #Ilsung Pharmaceutical Co., Ltd..............    11,689      876,264
        Industrial Bank of Korea, Ltd............... 1,699,010   32,650,978
        InziControls Co., Ltd.......................    27,640      135,646
        IS Dongseo Co., Ltd.........................    52,090    1,274,808
       #ISU Chemical Co., Ltd.......................   116,530    2,581,205
       #IsuPetasys Co., Ltd.........................   301,791    1,497,690
       #Jahwa Electronics Co., Ltd..................   104,570      518,669
       #Jeil Pharmaceutical Co......................    46,690      544,625
        Jeonbuk Bank, Ltd...........................   401,006    2,199,967
       *Jinheung Savings Bank.......................   144,760      336,216
       #JW Pharmaceutical Corp......................    76,764    1,116,108
       #K.C. Tech Co., Ltd..........................   159,191    1,235,199
        KB Financial Group, Inc.....................   450,475   24,147,912
       #*KB Financial Group, Inc. ADR............... 2,704,559  144,125,949
       #KCC Corp....................................    52,962   17,959,304
       #*Keangnam Enterprises, Ltd..................    97,330    1,045,910
       #Keyang Electric Machinery Co., Ltd..........   187,450      468,207
       #KG Chemical Corp............................    72,393      597,711
       #*KIC, Ltd...................................    69,340      222,466
       #KISCO Corp..................................    47,301    1,461,242
       #Kishin Corp.................................    85,715      460,077
       #KISWIRE, Ltd................................    57,603    2,165,489
        Kolon Corp..................................    50,445    1,353,637
       #*Kolon Engineering & Construction Co., Ltd..   178,320      677,339
       #Kolon Industries, Inc.......................    64,394    5,223,754
       #*Korea Cast Iron Pipe Co., Ltd..............    81,218      309,083
       #*Korea Circuit Co., Ltd.....................    27,880      221,865
        Korea Cottrell Co., Ltd.....................    45,360      129,983
       #*Korea Development Co., Ltd.................   100,620      369,083
       *Korea Development Leasing Corp..............    23,598      405,523
       #Korea Electric Terminal Co., Ltd............    51,000    1,086,285
        Korea Exchange Bank......................... 2,876,446   24,514,458
       #*Korea Express Co., Ltd.....................    84,339    8,305,224
       #Korea Flange Co., Ltd.......................    39,040      751,568
       *Korea Investment Holdings Co., Ltd..........   457,046   17,945,809
       #Korea Iron & Steel Co., Ltd.................    12,843      486,666
       #*Korea Line Corp............................   111,043      627,651
       #Korea Petrochemical Industrial Co., Ltd.....    18,908    2,262,013
       *Korea Savings Bank..........................    22,973      148,994
       *Korea United Pharm, Inc.....................    52,990      346,911
       *Korean Air Co., Ltd.........................   124,180    7,591,374
       #Korean Air Terminal Service Co., Ltd........    18,270      716,550
        KP Chemical Corp............................     2,046       50,500
       #KPX Chemical Co., Ltd.......................    10,906      592,189
       #*KPX Fine Chemical Co., Ltd.................     6,360      238,303
        KPX Holdings Corp...........................     7,249      351,666
       *KTB Investement & Securities Co., Ltd.......   591,420    2,266,796
       #Kukdo Chemical Co., Ltd.....................    31,532    2,099,997
       #Kumho Electric Co., Ltd.....................    43,044    1,253,685
       *Kumho Industrial Co., Ltd...................     1,913       21,147
       *Kumho Investment Bank.......................   756,580      439,054
       *Kumho Tire Co., Inc.........................    28,819      511,735

                                     1385

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CONTINUED

                                                         Shares      Value++
                                                         ------      -----

   SOUTH KOREA -- (Continued)........................
     #Kunsul Chemical Industrial Co., Ltd............    24,240 $    356,291
     #Kwang Dong Pharmaceutical Co., Ltd.............   484,320    1,418,337
     #Kyeryong Construction Industrial Co., Ltd......    58,820      775,532
     *Kyobo Securities Co., Ltd......................   187,072    1,310,670
      Kyung Dong Navien Co., Ltd.....................    19,300      100,674
     #Kyung Nong Corp................................    60,670      198,519
      Kyungbang Co., Ltd.............................     5,802      620,586
     #Kyung-In Synthetic Corp........................   194,730      667,724
      LG Corp........................................   128,735   11,852,024
      LG Display Co., Ltd............................   597,170   21,421,108
     #LG Display Co., Ltd. ADR....................... 3,695,836   65,859,798
     #LG Electronics, Inc............................ 1,013,377   97,558,535
      LG Fashion Corp................................        30          930
     *LG Hausys, Ltd.................................    33,130    2,463,338
      LG Uplus Corp.................................. 2,531,841   15,381,685
      Livart Furniture Co., Ltd......................    19,740      137,097
     #Lotte Chilsung Beverage Co., Ltd...............     6,863    7,343,418
     #Lotte Confectionary Co., Ltd...................     6,390    9,458,336
     #Lotte Midopa Co., Ltd..........................   172,560    2,522,638
     #Lotte Sam Kang Co., Ltd........................     9,253    2,806,805
     #Lotte Shopping Co., Ltd........................   108,578   49,518,244
      Meritz Securities Co., Ltd..................... 1,889,734    1,660,078
      Mi Chang Oil Industrial Co., Ltd...............     3,725      167,895
     *Mirae Asset Securities Co., Ltd................   147,499    5,977,056
      Moorim P&P Co., Ltd............................    98,304    1,435,597
     #Moorim Paper Co., Ltd..........................   128,810      994,036
     #Motonic Corp...................................    84,460      788,908
     #*Namkwang Engineering & Construction Co., Ltd..   204,026      303,243
     #Namyang Dairy Products Co., Ltd................     4,095    3,081,901
     #Nexen Corp.....................................    10,957      830,969
     *NH Investment & Securities Co., Ltd............   293,858    2,362,577
     *NICE Holdings Co., Ltd.........................       451       25,387
     #NK Co., Ltd....................................    36,310      188,522
     #Nong Shim Holdings Co., Ltd....................    20,415    1,194,695
     #NongShim Co., Ltd..............................    35,507    8,260,870
     #Noroo Holdings Co., Ltd........................    22,738      129,270
     #Noroo Paint Co., Ltd...........................    37,899      109,312
     #Ottogi Corp....................................    15,919    1,969,149
      Pacific Pharmaceutical Co., Ltd................     3,840       89,093
      Pang Rim Co., Ltd..............................    12,240      136,120
     #*PaperCorea, Inc...............................    39,998      249,920
     #Poongsan Corp..................................   150,690    5,741,152
      Poongsan Holdings Corp.........................    41,728    1,393,724
      POSCO..........................................    53,491   23,473,755
     #POSCO ADR...................................... 1,371,214  151,244,904
     #POSCO Coated & Color Steel Co., Ltd............    33,440      914,296
      Pulmuone Co., Ltd..............................     6,125      225,093
     *Pum Yang Construction Co., Ltd.................    31,885       88,233
      Pusan City Gas Co., Ltd........................    67,070    1,207,888
     #S&T Daewoo Co., Ltd............................    90,460    2,634,278
     #S&T Dynamics Co., Ltd..........................   264,654    4,102,480
     #S&T Holdings Co., Ltd..........................    62,023      820,162
     #Saeron Automotive Corp.........................    59,180      299,519
     *Sajodaerim Corp................................    13,920      303,240
     #Sam Jin Pharmaceutical Co., Ltd................    44,893      406,376
     #Sam Kwang Glass Industrial Co., Ltd............    18,397    1,228,846
     *Sam Lip General Foods Co., Ltd.................    21,500      252,976
      Sam Yung Trading Co., Ltd......................    14,352       81,998
     #Sambu Construction Co., Ltd....................    53,719      639,120
      Samhwa Crown & Closure Co., Ltd................       469        8,984
      Samhwa Paints Industrial Co., Ltd..............    48,610      170,329

                                     1386

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
                                                          Shares      Value++
                                                          ------      -----

  SOUTH KOREA -- (Continued)..........................
    #Samick Musical Instruments Co., Ltd..............   621,710 $    697,185
     Samsung Corp..................................... 1,105,770   80,104,872
    #Samsung SDI Co., Ltd.............................   350,064   62,728,387
    #Samwhan Corp.....................................    73,020      532,765
    #Samyang Corp.....................................    67,527    5,236,238
     Samyang Genex Co., Ltd...........................    17,090    1,004,417
     Samyang Tongsang Co., Ltd........................     8,060      168,289
    #Samyoung Electronics Co., Ltd....................   111,980    1,251,859
    *SAVEZONE I&C Corp................................     2,710        5,955
    *SBS Media Holdings Co., Ltd......................   354,030      939,785
    #Seah Besteel Corp................................   100,300    5,155,107
     SeAH Holdings Corp...............................    13,089    1,723,546
    #SeAH Steel Corp..................................    25,067    2,140,961
    #Sebang Co., Ltd..................................   110,680    1,706,736
    #Sejong Industrial Co., Ltd.......................   112,200    2,138,657
    #Seowon Co., Ltd..................................   156,260      546,671
    #*SGWICUS Corp....................................   268,720       96,415
     Shell-Line Co., Ltd..............................    17,510       76,235
    #Shin Won Corp....................................   348,090      426,644
    *Shin Young Securities Co., Ltd...................    30,000    1,009,351
     Shin Young Wacoal, Inc...........................       273       24,448
    #*Shinhan Engineering & Construction Co., Ltd.....     9,450       42,259
     Shinhan Financial Group Co., Ltd................. 2,734,497  134,149,237
    #Shinhan Financial Group Co., Ltd. ADR............   802,794   77,887,074
     Shinpoong Pharmaceutical Co., Ltd................    15,224      582,443
     Shinsegae Engineering & Construction Co., Ltd....     2,630       32,453
     Shinsegae Information & Communication Co., Ltd...     3,488      177,713
    *Shinsung Tongsang Co., Ltd.......................   342,500      146,782
    #Silla Trading Co., Ltd...........................    58,213      874,875
    #Sindo Ricoh Co., Ltd.............................    43,674    2,151,748
     SJM Co., Ltd.....................................    29,248      235,903
    #SJM Holdings Co., Ltd............................    31,331      113,429
    #SK Chemicals Co., Ltd............................    51,866    3,663,977
     SK Co., Ltd......................................   288,956   51,929,824
     SK Gas Co., Ltd..................................    31,816    1,510,214
     SK Innovation Co., Ltd...........................   136,413   29,675,268
     SK Networks Co., Ltd.............................   991,173   10,984,052
     SKC Co., Ltd.....................................    77,301    4,446,319
    #*Ssangyong Cement Industrial Co., Ltd............   230,026    1,465,798
    #STX Corp.........................................   185,047    4,617,568
    #STX Engine Co., Ltd..............................   160,070    4,336,321
    #STX Offshore & Shipbuilding Co., Ltd.............   366,540   10,822,363
    #STX Pan Ocean Co., Ltd........................... 1,268,470   10,295,154
     Suheung Capsule Co., Ltd.........................    52,370      504,030
     Sung Bo Chemicals Co., Ltd.......................     3,800       82,596
    #*Sung Shin Cement Co., Ltd.......................    85,800      241,243
    #*Sunjin Co., Ltd.................................    34,369      341,557
    *Sunjin Holdings Co., Ltd.........................     5,852      133,635
    #Tae Kwang Industrial Co., Ltd....................     3,934    5,578,408
    #Tae Kyung Industrial Co., Ltd....................    98,860      414,237
    #Taeyoung Engineering & Construction..............   424,630    2,221,597
    #*Tai Han Electric Wire Co., Ltd..................   763,827    3,698,994
    #Tai Lim Packaging Industries Co., Ltd............   356,010      429,935
    *Tec & Co.........................................   256,160       36,026
    #*Teems, Inc......................................     2,675       65,898
     Telcoware Co., Ltd...............................    36,000      250,819
    *Tong Kook Corp...................................       607          885
    *Tong Yang Major Corp.............................   195,879      344,351
    #*Tong Yang Moolsan Co., Ltd......................    56,130      959,145
    *Tong Yang Securities, Inc........................   936,879    6,898,440
    #TS Corp..........................................    24,438    1,003,380

                                     1387

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CONTINUED


                                                      Shares        Value++
                                                      ------        -----

    SOUTH KOREA -- (Continued)...................
      #Unid Co., Ltd.............................     34,190 $    2,320,087
      #Union Steel Manufacturing Co., Ltd........     41,357        972,637
      *Visang Education, Inc.....................      2,410         21,364
      *Whanin Pharmaceutical Co., Ltd............      1,520          9,863
       Wiscom Co., Ltd...........................     32,980        130,565
      #*Woongjin Holdings Co., Ltd...............    383,044      3,224,883
       Woori Finance Holdings Co., Ltd...........  3,045,147     41,612,778
      #Woori Finance Holdings Co., Ltd. ADR......      8,505        344,708
       Woori Financial Co., Ltd..................     95,550      1,579,825
      *Woori Investment & Securities Co., Ltd....  1,085,820     21,797,722
       YESCO Co., Ltd............................     18,780        426,069
       Yoosung Enterprise Co., Ltd...............    109,715        282,897
      #Youlchon Chemical Co., Ltd................    118,030        975,677
      #Young Poong Corp..........................      4,728      4,098,773
      *Young Poong Mining & Construction Corp....     18,030            925
      #Youngone Holdings Co., Ltd................     48,452      1,658,555
      *Yuhwa Securities Co., Ltd.................     28,680        397,558
      *Zinus, Inc................................      1,866          6,530
                                                             --------------
    TOTAL SOUTH KOREA............................             2,249,132,310
                                                             --------------

    TAIWAN -- (11.7%)............................
      *A.G.V. Products Corp......................  4,916,429      2,372,470
      *Abocom Systems, Inc.......................    340,752        123,403
       Acbel Polytech, Inc.......................  1,947,219      1,489,826
       Accton Technology Corp....................  6,666,000      4,408,191
       Acer, Inc.................................    650,000      1,219,414
      #*Action Electronics Co., Ltd..............  2,751,000        954,387
       Advanced Semiconductor Engineering, Inc...  1,045,375      1,224,372
       Advancetek Enterprise Co., Ltd............      2,000          1,733
       Allis Electric Co., Ltd...................  1,771,000        693,967
       Alpha Networks, Inc.......................  2,682,237      2,144,355
       Altek Corp................................  1,256,168      1,743,860
       Ambassador Hotel (The)....................    274,000        454,460
      #*Ampoc Far East Co., Ltd..................    645,000        471,485
      #Amtran Technology Co., Ltd................  6,126,648      5,449,525
      *APCB, Inc.................................    655,000        656,774
      #Apex Science & Engineering Corp...........    777,840        315,506
      *Arima Communications Corp.................  2,682,000      1,303,976
      *Arima Optoelectronics Corp................  1,270,500        542,643
      #Asia Cement Corp.......................... 19,347,837     25,940,552
       Asia Chemical Corp........................  2,100,000      1,399,422
      #*Asia Optical Co., Inc....................  2,713,290      5,230,415
       Asia Polymer Corp.........................  2,088,586      3,757,070
       Asia Vital Components Co., Ltd............    729,811        814,504
       Asustek Computer, Inc.....................  4,213,913     38,041,681
      *AU Optronics Corp.........................  7,613,812      6,137,331
      #*AU Optronics Corp. Sponsored ADR.........  7,615,683     61,687,032
       Audix Corp................................  1,293,164      1,652,109
       Aurora Systems Corp.......................    572,281        603,005
      #Avision, Inc..............................  2,332,555      1,695,648
      *Bank of Kaohsiung.........................  4,351,926      2,128,773
      *Basso Industry Corp., Ltd.................    132,000        116,162
      #BES Engineering Corp...................... 16,644,443      5,699,623
      #Biostar Microtech International Corp......    824,055        491,326
       C Sun Manufacturing, Ltd..................    724,837        675,651
       Cameo Communications, Inc.................  2,040,130        921,957
       Capital Securities Corp................... 10,731,761      5,234,175
      *Carnival Industrial Corp..................  3,940,000      1,399,208
       Catcher Technology Co., Ltd...............  1,676,326     10,550,173
      #Cathay Chemical Works, Inc................    959,000        468,859
       Cathay Real Estate Development Co., Ltd...  9,449,421      4,899,616

                                     1388

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CONTINUED


                                                          Shares     Value++
                                                          ------     -----

    TAIWAN -- (Continued)............................
       Central Reinsurance Co., Ltd..................  2,477,781 $ 1,536,320
      #Chain Qui Development Co., Ltd................  1,206,173   1,024,599
       Champion Building Materials Co., Ltd..........  3,571,828   3,074,429
       Chang Hwa Commercial Bank..................... 44,281,459  38,701,525
      *Chang-Ho Fibre Corp...........................    192,000      93,321
      #Charoen Pokphand Enterprises Co., Ltd.........  2,214,000   1,502,013
       Cheng Loong Corp.............................. 10,354,480   5,124,599
      #Cheng Uei Precision Industry Co., Ltd.........  3,171,142   6,378,252
      #Chia Hsin Cement Corp.........................  5,730,825   3,608,885
      *Chia Hsin Food & Synthetic Fiber Co., Ltd.....    514,966          --
       Chien Kuo Construction Co., Ltd...............  1,464,300     844,236
      *Chien Shing Stainless Steel Co., Ltd..........  2,668,000     646,939
       Chilisin Electronics Corp.....................    503,300     488,927
      #*Chimei Innolux Corp.......................... 57,224,389  58,904,264
      *China Airlines, Ltd........................... 23,173,252  14,834,350
       China Chemical & Pharmaceutical Co............    480,264     450,169
       China Development Financial Holding Corp...... 95,051,443  39,882,463
       China Electric Manufacturing Co., Ltd.........    704,200     622,046
       China General Plastics Corp...................  4,278,000   2,265,211
       China Glaze Co., Ltd..........................  1,131,363     982,880
      *China Man-Made Fiber Co., Ltd................. 13,302,813   6,217,741
       China Metal Products Co., Ltd.................  2,116,248   2,228,376
       China Motor Co., Ltd..........................  7,075,749   6,708,626
      *China Petrochemical Development Corp.......... 16,397,580  20,463,077
      *China Rebar Co., Ltd..........................    439,188          --
      #China Steel Structure Co., Ltd................  1,551,219   1,636,101
       China Synthetic Rubber Corp...................  4,910,711   5,263,178
      *China United Trust & Investment Corp..........    493,999          --
      #*China Wire & Cable Co., Ltd..................  2,900,000   1,177,070
       Chinatrust Financial Holdings Co., Ltd........ 63,452,646  58,296,613
       Chin-Poon Industrial Co., Ltd.................  4,351,815   3,613,688
      #*Chun Yu Works & Co., Ltd.....................  2,106,000     712,539
       Chun Yuan Steel Industrial Co., Ltd...........  4,442,191   2,431,721
       Chung Hsin Electric & Machinery Co., Ltd......  4,214,000   2,652,769
      #*Chung Hung Steel Corp........................  6,962,545   4,154,897
      #*Chung Hwa Pulp Corp..........................  7,686,419   4,463,130
      *Chung Shing Textile Co., Ltd..................        600          10
      #*Chungwa Picture Tubes Co., Ltd............... 22,802,692   3,066,968
      #*Chuwa Wool Industry Co., Ltd.................    315,189     443,511
      #*Chyang Sheng Dyeing & Finishing Co., Ltd.....    328,000     128,295
      #*CMC Magnetics Corp........................... 30,509,830   7,432,198
       Collins Co., Ltd..............................  2,011,823     982,430
      *Compal Communications, Inc....................    609,000     520,607
      #Compal Electronics, Inc....................... 23,462,332  26,649,101
      #*Compeq Manufacturing Co., Ltd................ 13,895,000   8,062,333
      *Compex International Co., Ltd.................     46,400         324
      *Continental Holdings Corp.....................  5,742,848   2,637,183
      *Cosmos Bank Taiwan............................    852,756     240,502
      #Coxon Precise Industrial Co., Ltd.............    502,000   1,026,144
       CSBC Corp. Taiwan.............................  1,294,256   1,269,860
       DA CIN Construction Co., Ltd..................  1,565,579   1,050,183
       Darfon Electronics Corp.......................  2,543,950   3,249,112
      *De Licacy Industries Co., Ltd.................    145,000      52,529
      #Delpha Construction Co., Ltd..................  2,730,078   1,479,519
      #Depo Auto Parts Industrial Co., Ltd...........    191,000     481,053
      *Der Pao Construction Co., Ltd.................  1,139,000      32,613
       Diamond Flower Electric Instrument Co., Ltd...    200,280     203,072
      #D-Link Corp...................................  7,407,939   7,071,345
       Dynamic Electronics Co., Ltd..................  2,145,000   1,429,389
       E.Sun Financial Holding Co., Ltd.............. 28,778,938  20,420,916
      *Eastern Media International Corp.............. 10,073,399   2,443,865

                                     1389

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CONTINUED


                                                            Shares     Value++
                                                            ------     -----

 TAIWAN -- (Continued).................................
    Eclat Textile Co., Ltd.............................  1,090,980 $ 1,689,008
   #Edom Technology Co., Ltd...........................  1,009,800     492,387
    Elite Material Co., Ltd............................     36,991      38,197
    Elitegroup Computer Systems Co., Ltd...............  8,285,066   2,884,237
   *EnTie Commercial Bank..............................    940,232     531,627
   *Eva Airways Corp................................... 13,417,944  12,371,475
   *Ever Fortune Industrial Co., Ltd...................    409,000       4,713
   *Everest Textile Co., Ltd...........................  3,721,002   1,080,774
    Evergreen International Storage & Transport Corp...  5,811,000   5,144,636
   *Evergreen Marine Corp., Ltd........................ 14,503,527  13,442,091
   #*Everspring Industry Co., Ltd......................  1,659,180     527,962
   *Excel Cell Electronics Co., Ltd....................    239,000     148,812
    Far Eastern Department Stores Co., Ltd.............  6,897,740  12,211,276
   #Far Eastern International Bank..................... 16,608,612   7,989,972
    Federal Corp.......................................  4,246,546   2,888,173
   #First Copper Technology Co., Ltd...................  3,167,750   1,581,382
    First Financial Holding Co., Ltd................... 62,688,366  58,162,950
    First Hotel........................................    724,129     737,760
    First Insurance Co., Ltd...........................  2,284,064   1,589,072
   #*Forhouse Corp.....................................  4,003,635   3,759,045
    Formosa Chemicals & Fiber Co., Ltd.................  3,318,660  13,420,240
   #*Formosa Oilseed Processing Co., Ltd...............  1,038,071     558,032
    Formosa Taffeta Co., Ltd...........................  8,335,511   9,039,605
    Formosan Rubber Group, Inc.........................  3,963,000   4,033,080
   #*Formosan Union Chemical Corp......................  1,617,176   1,048,225
   *Founding Construction & Development Co., Ltd.......    790,098     633,666
   *Froch Enterprise Co., Ltd..........................    870,000     537,934
   *FU I Industrial Co., Ltd...........................    290,400      93,363
    Fubon Financial Holding Co., Ltd................... 45,381,501  66,664,005
   #Fullerton Technology Co., Ltd......................  1,033,000   1,454,989
   #Fwusow Industry Co., Ltd...........................  2,050,002   1,187,719
   #G Shank Enterprise Co., Ltd........................  1,149,880     885,158
   #Gamma Optical Co., Ltd.............................    828,000     502,320
   #*Gemtek Technology Corp............................    554,000     712,807
    Getac Technology Corp..............................  4,016,065   2,043,407
   #*Giantplus Technology Co., Ltd.....................  3,225,100   2,197,170
   #Giga-Byte Technology Co., Ltd......................  6,540,287   6,804,963
   *Global Brands Manufacture, Ltd.....................  1,381,000     866,306
   #*Gold Circuit Electronics, Ltd.....................  6,426,965   2,843,520
    Goldsun Development & Construction Co., Ltd........ 16,193,328   8,214,184
    Good Will Instrument Co., Ltd......................    402,853     337,816
   *Gordon Auto Body Parts Co., Ltd....................    131,000      42,488
    Grand Pacific Petrochemical Corp...................  9,569,000   6,556,355
    Great China Metal Industry Co., Ltd................  1,724,000   2,170,732
    Great Wall Enterprise Co. Ltd......................  2,735,162   3,401,664
   *Greatek Co., Ltd...................................  2,156,842   1,983,146
   #*GTM Corp..........................................  2,154,000   1,551,871
    Hannstar Board Corp................................  2,788,666   1,687,600
   #*HannStar Display Corp............................. 52,179,000   9,200,646
   *Helix Technology, Inc..............................     29,585          --
   #Hey Song Corp......................................  4,889,000   4,479,807
    Hitron Technologies, Inc...........................  1,103,525     851,556
   #*Ho Tung Holding Corp..............................  7,261,503   5,108,997
   #*Hocheng Corp......................................  3,720,300   1,523,014
   #*Hold-Key Electric Wire & Cable Co., Ltd...........  2,226,548   1,503,436
   #Holy Stone Enterprise Co., Ltd.....................  2,125,643   2,647,198
   *Hong Ho Precision Textile Co., Ltd.................     86,000      55,389
   #Hong Tai Electric Industrial Co., Ltd..............  2,583,000   1,238,714
   *Hong Yi Fiber Industry Co., Ltd....................    376,000     204,110
    Hsin Kuang Steel Co., Ltd..........................  2,898,124   3,280,408
    Hsing Ta Cement Co., Ltd...........................  2,071,980     770,897

                                     1390

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CONTINUED


                                                           Shares     Value++
                                                           ------     -----

   TAIWAN -- (Continued)..............................
      Hua Eng Wire & Cable Co., Ltd...................  5,413,035 $ 2,140,129
      Hua Nan Financial Holding Co., Ltd.............. 16,025,422  12,832,479
     *Hualon Corp.....................................    257,040       9,693
     #Hung Ching Development & Construction Co., Ltd..  1,838,468   1,133,501
      Hung Sheng Construction Co., Ltd................  6,782,892   4,012,462
     #*Hwa Fong Rubber Co., Ltd.......................  2,903,960     979,528
     #Ichia Technologies, Inc.........................  3,942,260   2,462,377
     *I-Chiun Precision Industry Co., Ltd.............    571,000     556,966
     #*Inotera Memories, Inc.......................... 20,492,728  10,305,363
      Inventec Appliances Corp........................    848,000     684,891
     #Inventec Co., Ltd............................... 21,036,777  11,327,170
     *ITE Technology, Inc.............................    189,000     279,339
     #*Jui Li Enterprise Co., Ltd.....................    693,760     231,854
     #K Laser Technology, Inc.........................  1,387,601     797,248
      Kang Na Hsiung Enterprise Co., Ltd..............  1,579,078   1,050,717
     *Kao Hsing Chang Iron & Steel Corp...............  1,589,000     364,908
     #Kaulin Manufacturing Co., Ltd...................  1,899,656   2,543,526
      Kee Tai Properties Co., Ltd.....................  1,086,750     655,774
     *King Yuan Electronics Co., Ltd.................. 14,588,805   8,209,936
      Kingdom Construction Co., Ltd...................  2,318,000   1,832,119
     *King's Town Bank................................ 10,189,012   6,588,328
     *Kinko Optical Co., Ltd..........................    992,131   1,400,490
     *Kinpo Electronics, Inc.......................... 13,860,375   4,533,156
     *Knowledge-Yield-Excellence Systems Corp.........    302,000     249,516
     *KS Terminals, Inc...............................    138,000     138,525
     *Kuoyang Construction Co., Ltd...................    641,029     508,009
     #*Kwong Fong Industries Corp.....................  3,944,900   1,705,581
     #L&K Engineering Co., Ltd........................  1,006,000   1,234,933
     *Lan Fa Textile Co., Ltd.........................  2,808,994   1,682,150
      LCY Chemical Corp...............................    966,658   2,863,305
     #*Lead Data Co., Ltd.............................  2,542,457     350,720
     *Leader Electronics, Inc.........................    681,056     391,915
      Lealea Enterprise Co., Ltd......................  6,902,473   4,024,013
     #Lee Chi Enterprises Co., Ltd....................  2,173,900   1,068,002
     #*Lelon Electronics Corp.........................  1,140,000     886,044
     *Leofoo Development Co., Ltd.....................  2,133,803   1,452,126
     #*Li Peng Enterprise Co., Ltd....................  5,144,712   2,679,507
      Lian Hwa Foods Corp.............................    260,000     257,196
     #Lien Chang Electronic Enterprise Co., Ltd.......    666,610     328,025
      Lien Hwa Industrial Corp........................  5,746,640   4,413,440
      Lingsen Precision Industries, Ltd...............  4,591,480   3,849,690
     #*LITE-ON IT Corp................................  3,244,000   3,521,878
     *Lite-On Semiconductor Corp......................  2,547,190   1,568,066
      Lite-On Technology Corp......................... 22,412,448  28,419,390
      Long Bon International Co., Ltd.................  2,513,301     988,009
      Long Chen Paper Co., Ltd........................  6,508,369   2,664,152
     #Lucky Cement Corp...............................  3,099,000     819,375
      Macronix International Co., Ltd................. 37,064,028  24,367,945
      Marketech International Corp....................  1,697,000   1,182,663
      Masterlink Securities Corp...................... 12,719,000   5,696,452
     #*Maxtek Technology Co., Ltd.....................    279,000     331,633
      Mayer Steel Pipe Corp...........................  1,309,200     993,693
     #Maywufa Co., Ltd................................    252,070     146,559
      Mega Financial Holding Co., Ltd................. 84,568,731  73,886,615
     *Megamedia Corp..................................        782           6
     #Meiloon Co., Ltd................................  1,595,352     890,196
      Mercuries & Associates, Ltd.....................  3,759,520   3,066,920
     *Mercuries Data Systems, Ltd.....................    973,800     555,337
      Merry Electronics Co., Ltd......................    175,000     280,650
     *Microelectronics Technology, Inc................  4,583,911   2,342,336
     #Micro-Star International Co., Ltd............... 11,596,985   6,040,969

                                     1391

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CONTINUED


                                                          Shares     Value++
                                                          ------     -----

   TAIWAN -- (Continued).............................
     #Mitac International Corp....................... 13,700,450 $ 5,798,882
      Mobiletron Electronics Co., Ltd................    138,000     115,870
     *Mosel Vitelic, Inc.............................  6,564,170   3,063,069
      Nantex Industry Co., Ltd.......................  1,973,329   1,954,743
     *Nanya Technology Corp..........................    484,000     245,884
     #*New Asia Construction & Development Co., Ltd..  2,366,542   1,009,322
     *Nichidenbo Corp................................     70,000      84,841
      Nien Hsing Textile Co., Ltd....................  4,097,226   3,438,813
     *Ocean Plastics Co., Ltd........................      7,776       5,821
     *Optimax Technology Corp........................  1,702,957     209,749
     *Opto Tech Corp.................................    150,000     103,204
     *Orient Semiconductor Electronics, Ltd..........  3,892,276   1,006,588
      Oriental Union Chemical Corp...................  3,567,225   5,243,547
     *Pacific Construction Co., Ltd..................  3,341,256     582,166
     *Pan Jit International, Inc.....................  2,316,837   2,983,639
     *Pan-International Industrial Corp..............    707,000     899,478
     #*Paragon Technologies Co., Ltd.................    424,000     751,671
     *Pegatron Corp..................................  8,364,998   8,850,568
      Phihong Technology Co., Ltd....................    562,320   1,088,398
     *Picvue Electronics, Ltd........................    241,600          --
     #Plotech Co., Ltd...............................    892,282     651,419
      Polaris Securities Co., Ltd.................... 22,281,716  16,051,403
     *Potrans Electrical Corp........................  1,139,000     173,404
      Pou Chen Corp.................................. 21,855,550  20,649,547
     *Power Quotient International Co., Ltd..........    495,000     266,460
      President Securities Corp......................  7,704,710   5,123,892
      Prince Housing & Development Corp..............  4,734,846   3,494,633
     *Procomp Informatics, Ltd.......................    391,440          --
     *Prodisc Technology, Inc........................  6,185,157      56,303
     #Promate Electronic Co., Ltd....................    633,000     510,061
     *Qisda Corp..................................... 13,437,952   7,661,311
     *Quintain Steel Co., Ltd........................  3,712,250   1,483,563
      Radiant Opto-Electronics Corp..................  4,193,786  12,705,498
      Radium Life Tech Corp..........................  1,292,510   1,641,571
      Ralec Electronic Corp..........................    533,087   1,172,941
     *Realtek Semiconductor Corp.....................  1,384,000   2,757,265
     #*Rechi Precision Co., Ltd......................  3,673,000   2,883,986
     *Rexon Industrial Corp., Ltd....................    112,000      31,392
     #*Ritek Corp.................................... 33,365,622   9,519,930
     *Sainfoin Technology Corp.......................    835,498          --
     *Sampo Corp.....................................  6,274,925   2,632,218
     *Sanyang Industrial Co., Ltd....................  8,548,268   4,934,331
      Sanyo Electric Taiwan Co., Ltd.................    368,000     421,964
     *Shan-Loong Transportation Co., Ltd.............     33,000      22,045
      Sheng Yu Steel Co., Ltd........................  1,745,000   1,289,072
     *Shih Wei Navigation Co., Ltd...................    141,000     191,675
      Shihlin Electric & Engineering Corp............  3,452,000   4,344,954
     *Shin Kong Financial Holding Co., Ltd........... 57,537,151  25,261,545
     *Shin Zu Shing Co., Ltd.........................    328,067     799,181
      Shinkong Insurance Co., Ltd....................  1,630,412   1,368,174
     #Shinkong Synthetic Fibers Co., Ltd............. 17,116,727   7,937,862
     #*Shuttle, Inc..................................    556,015     323,184
     #Sigurd Microelectronics Corp...................  4,949,047   4,676,495
      Silicon Integrated Systems Corp................  7,347,165   4,150,820
      Sinbon Electronics Co., Ltd....................  1,797,000   1,483,704
      Sincere Navigation Corp........................  2,114,740   2,435,707
      Sinkang Industries, Ltd........................    979,669     611,330
     #Sinon Corp.....................................  4,490,877   2,179,789
      SinoPac Holdings Co., Ltd...................... 65,853,809  31,292,902
     #*Siward Crystal Technology Co., Ltd............  1,623,875     934,199
     *Solomon Technology Corp........................  1,375,950     632,834

                                     1392

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CONTINUED

                                                           Shares     Value++
                                                           ------     -----

  TAIWAN -- (Continued)...............................
    #*Solytech Enterprise Corp........................    731,000 $   438,027
     South East Soda Manufacturing Co., Ltd...........    927,500   1,170,821
     Southeast Cement Co., Ltd........................  3,279,700   1,465,228
     SPI Electronic Co., Ltd..........................    403,938     445,967
    #Spirox Corp......................................  1,137,661     876,502
     Springsoft, Inc..................................  2,057,000   2,430,313
     Standard Chemical & Pharmaceutical Co., Ltd......    155,310     175,607
    *Star Comgistic Capital Co., Ltd..................    275,460     338,512
     Stark Technology, Inc............................  1,234,200   1,138,864
     Sunonwealth Electric Machine Industry Co., Ltd...    486,421     427,060
    #*Sunplus Technology Co., Ltd.....................  6,192,620   4,060,528
    *Sunrex Technology Corp...........................    105,000     103,503
    *Sunspring Metal Corp.............................     17,000      26,451
    #Supreme Electronics Co., Ltd.....................  2,292,681   2,199,539
     Sweeten Construction Co., Ltd....................    992,250     628,834
     Sysware Systex Corp..............................    828,801   1,222,162
     T.JOIN Transportation Co., Ltd...................  1,783,000   2,140,068
     Ta Chen Stainless Pipe Co., Ltd..................  4,446,522   3,177,852
    #*Ta Chong Bank, Ltd.............................. 18,321,524   7,374,876
     Ta Ya Electric Wire & Cable Co., Ltd.............  6,159,732   1,924,098
    #Tah Hsin Industrial Corp.........................  1,465,000   1,410,630
     TA-I Technology Co., Ltd.........................    615,583     681,468
    *Taichung Commercial Bank......................... 15,441,254   6,479,134
    #Tainan Enterprises Co., Ltd......................    937,183   1,382,820
     Tainan Spinning Co., Ltd......................... 12,225,080   8,215,262
    *Taishin Financial Holdings Co., Ltd.............. 55,265,396  32,574,314
    #Taisun Enterprise Co., Ltd.......................  2,498,549   1,595,364
    #*Taita Chemical Co., Ltd.........................  3,244,400   1,899,208
    *Taiwan Business Bank............................. 35,169,219  14,316,313
     Taiwan Cement Corp............................... 34,884,440  51,251,639
    #Taiwan Cogeneration Corp.........................  3,436,760   2,389,551
    #Taiwan Cooperative Bank.......................... 46,747,213  39,254,120
    *Taiwan Flourescent Lamp Co., Ltd.................    756,000      78,666
    #Taiwan Fu Hsing Industrial Co., Ltd..............    780,000     618,939
     Taiwan Glass Industrial Corp.....................  8,296,447  13,563,726
    *Taiwan Kolin Co., Ltd............................  5,797,000          --
    #*Taiwan Land Development Corp....................  3,752,366   1,973,820
     Taiwan Mask Corp.................................  2,482,250   1,058,525
    *Taiwan Navigation Co., Ltd.......................    125,000     142,932
     Taiwan Paiho Co., Ltd............................  1,634,850   2,037,774
    #*Taiwan Pulp & Paper Corp........................  5,307,000   3,199,758
     Taiwan Sakura Corp...............................    890,326     713,426
     Taiwan Sogo Shinkong Security Co., Ltd...........  1,503,205   1,318,071
    #Taiwan Styrene Monomer Corp......................  6,279,856   3,122,616
     Taiwan Tea Corp..................................  6,333,092   3,980,868
    #Taiyen Biotech Co., Ltd..........................  2,185,000   1,952,610
    *Tatung Co., Ltd.................................. 21,497,982  10,791,369
    *Teapo Electronic Corp............................  1,508,840     430,614
    #Teco Electric & Machinery Co., Ltd............... 21,219,725  15,033,909
    *Tecom, Ltd.......................................    823,753     215,708
     Test-Rite International Co., Ltd.................  1,786,331   1,430,212
     Ton Yi Industrial Corp...........................  8,715,810   5,276,620
    #Tong Yang Industry Co., Ltd......................  2,070,489   2,984,801
     Tong-Tai Machine & Tool Co., Ltd.................    293,000     497,551
     Topco Scientific Co., Ltd........................  1,286,980   1,919,826
    #*Topoint Technology Co., Ltd.....................    675,000     683,083
     Tsann Kuen Enterprise Co., Ltd...................     75,508     166,981
    *Tung Ho Spinning, Weaving & Dyeing Co., Ltd......  2,432,000   1,236,049
     Tung Ho Steel Enterprise Corp....................  4,684,274   5,546,686
     TYC Brother Industrial Co., Ltd..................  2,082,651   1,249,643
    #*Tycoons Group Enterprise Co., Ltd...............  5,383,938   1,666,723

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CONTINUED

                                                           Shares        Value++
                                                           ------        -----

TAIWAN -- (Continued)................................
  #Tze Shin International Co., Ltd...................   1,106,113 $      495,191
   Unimicron Technology Corp.........................   8,525,363     14,063,776
  *Union Bank of Taiwan..............................   7,888,282      2,967,202
  #Unitech Electronics Co., Ltd......................   1,308,739        754,026
  *Unitech Printed Circuit Board Corp................   6,375,265      4,296,380
   United Integration Service Co., Ltd...............   1,309,000      2,000,434
  #United Microelectronics Corp...................... 146,596,681     76,516,058
  #Universal Cement Corp.............................   5,205,551      3,444,705
  #*Universal Microelectronics Co., Ltd..............     992,491        573,498
   Universal, Inc....................................      81,059         66,656
   UPC Technology Corp...............................   7,006,415      5,945,862
   USI Corp..........................................   5,806,080      7,784,753
  #*U-Tech Media Corp................................   1,952,799        610,652
  #Ve Wong Corp......................................   1,462,806      1,190,363
  *Waffer Technology Co., Ltd........................   1,507,000        320,370
   Wah Lee Industrial Corp...........................      16,000         32,170
  #*Walsin Lihwa Corp................................  40,647,412     23,594,805
  #*Walsin Technology Corp., Ltd.....................   6,750,876      4,143,251
  #Walton Advanced Engineering, Inc..................   2,928,853      1,465,014
  *Wan Hai Lines Co., Ltd............................   3,377,000      2,587,320
   Wan Hwa Enterprise Co., Ltd.......................     663,514        374,495
   Waterland Financial Holdings Co., Ltd.............  25,991,080     12,392,519
  *Wei Chih Steel Industrial Co., Ltd................   1,914,898        678,720
   Weikeng Industrial Co., Ltd.......................   1,431,000      1,395,319
  *Well Shin Technology Co., Ltd.....................     159,000        279,795
   Wellypower Optronics Corp.........................   1,786,000      2,066,523
  #*Winbond Electronics Corp.........................  36,386,885     11,510,807
  *Wintek Corp.......................................   3,838,000      5,615,956
   WPG Holdings, Ltd.................................   1,388,158      2,571,399
   WT Microelectronics Co., Ltd......................   2,215,000      3,899,294
  #*WUS Printed Circuit Co., Ltd.....................   5,309,928      3,341,253
   Yageo Corp........................................  30,712,840     16,676,093
  *Yang Ming Marine Transport Corp...................  14,964,615     12,693,262
  *Yem Chio Co., Ltd.................................     227,000        231,949
   Yeung Cyang Industrial Co., Ltd...................   2,509,667      2,079,169
  #*Yi Jinn Industrial Co., Ltd......................   2,929,341      1,215,858
   Yieh Phui Enterprise Co., Ltd.....................  10,889,986      4,269,725
   Yuanta Financial Holding Co., Ltd.................  34,960,422     24,330,713
   Yuen Foong Yu Paper Manufacturing Co., Ltd........  12,295,416      5,718,155
   Yulon Motor Co., Ltd..............................  11,058,572     23,049,880
  *Yulon Nissan Motor Co., Ltd.......................     146,000        601,722
   Yung Chi Paint & Varnish Manufacturing Co., Ltd...      84,687        138,090
   Yung Tay Engineering Co., Ltd.....................   3,582,000      6,696,648
   Zenitron Corp.....................................   1,976,000      1,508,738
   Zig Sheng Industrial Co., Ltd.....................   4,847,548      3,234,220
   Zippy Technology Corp.............................     343,000        305,642
  #*Zyxel Communication Corp.........................   4,976,000      4,458,911
                                                                  --------------
TOTAL TAIWAN.........................................              1,959,350,535
                                                                  --------------

THAILAND -- (2.1%)...................................
   Aapico Hitech PCL (Foreign).......................     539,800        236,897
   Asia Plus Securities PCL (Foreign)................  12,023,900      1,143,982
   Asian Property Development PCL (Foreign)..........   3,317,000        700,070
   Ayudhya Insurance PCL (Foreign)...................     228,500        148,889
   Bangchak Petroleum PCL (Foreign)..................   7,266,900      5,234,116
   Bangkok Bank PCL (Foreign)........................   5,983,200     34,075,176
   Bangkok Bank PCL (Foreign) NVDR...................   4,793,500     27,299,665
   Bangkok Expressway PCL (Foreign)..................   4,439,200      2,662,033
   Bangkok First Investment & Trust PCL (Foreign)....     132,300         27,701
   Bangkok Insurance PCL (Foreign)...................     135,820      1,142,071
  *Bangkokland PCL (Foreign).........................  89,137,003      2,269,485

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
                                                                         Shares     Value++
                                                                         ------     -----

THAILAND -- (Continued)............................................
   Bank of Ayudhya PCL (Foreign)...................................  16,269,800 $15,670,243
  *Bank of Ayudhya PCL (Foreign) NVDR..............................   3,010,900   2,899,946
   Cal-Comp Electronics (Thailand) PCL (Foreign)...................  18,405,400   2,071,764
   Capital Nomura Securities PCL (Foreign).........................     413,400     405,090
   Central Plaza Hotel PCL (Foreign)...............................   8,083,900   1,638,445
  *Charoong Thai Wire & Cable PCL (Foreign)........................     127,000      45,524
   Delta Electronics (Thailand) PCL (Foreign)......................   4,830,100   4,247,575
   Eastern Water Resources Development & Management PCL (Foreign)..   9,535,200   1,996,482
  *Erawan Group PCL (Foreign)......................................   4,288,950     367,830
  *Esso Thailand PCL (Foreign).....................................  12,060,800   4,363,707
  *G J Steel PCL (Foreign)......................................... 214,856,100   1,727,486
  *G Steel PCL (Foreign)...........................................  67,319,100   1,601,225
   Hana Microelectronics PCL (Foreign).............................   2,883,900   2,386,343
   Hermraj Land & Development PCL (Foreign)........................  64,383,100   5,003,980
   ICC International PCL (Foreign).................................   2,710,500   3,722,965
   IRPC PCL (Foreign)..............................................  99,669,500  20,701,873
  *Italian-Thai Development PCL (Foreign) NVDR.....................  20,701,800   3,065,392
   Jasmine International PCL (Foreign).............................  27,831,800   3,580,372
  *Kang Yong Electric PCL (Foreign)................................       1,900      14,194
   Kasikornbank PCL (Foreign)......................................   1,193,700   5,198,693
   Kasikornbank PCL (Foreign) NVDR.................................     164,500     697,127
   KGI Securities Thailand PLC (Foreign)...........................  11,847,800   1,024,031
   Kiatnakin Finance PCL (Foreign).................................   3,374,300   3,730,382
   Krung Thai Bank PCL (Foreign)...................................  54,147,700  35,554,269
  *Krungthai Card PCL (Foreign)....................................     892,400     559,058
   Laguna Resorts & Hotels PCL (Foreign)...........................   1,342,400   3,496,536
   Loxley PCL (Foreign)............................................   3,513,700     329,593
   MBK PCL (Foreign)...............................................     905,500   2,965,247
   Padaeng Industry PCL (Foreign) NVDR.............................   1,600,800   1,238,810
   Precious Shipping PCL (Foreign).................................   5,065,000   3,156,080
   PTT Aromatics & Refining PCL (Foreign)..........................  14,616,616  20,198,841
   PTT Chemical PCL (Foreign)......................................   5,203,910  27,893,655
   Quality Houses PCL (Foreign)....................................  28,139,200   2,205,887
  *Regional Container Lines PCL (Foreign)..........................   4,874,500   1,779,968
   Rojana Industrial Park PCL (Foreign)............................     322,500     129,648
   Saha Pathana Inter-Holding PCL (Foreign)........................   3,262,400   2,185,863
   Saha Pathanapibul PCL (Foreign).................................   1,594,833   1,469,277
  *Saha-Union PCL (Foreign)........................................   2,976,400   3,514,844
  *Sahaviriya Steel Industries PCL (Foreign).......................  82,680,840   3,739,334
   Samart Corporation PCL (Foreign)................................     800,000     255,946
  *Sansiri PCL (Foreign)...........................................   9,982,900   2,023,335
  *SC Asset Corp. PCL (Foreign)....................................     822,200     322,269
   Serm Suk PCL (Foreign) NVDR.....................................      39,000      59,121
  *Shinawatra Satellite PCL (Foreign)..............................   5,868,900   1,464,767
   Siam Commercial Bank PCL (Foreign)..............................     944,800   3,671,585
  *Somboon Advance Technology PCL (Foreign)........................     633,500     441,434
   Supalai PCL (Foreign)...........................................     495,566     199,223
  *Tata Steel (Thailand) PCL (Foreign).............................  35,972,800   1,783,576
   Thai Airways International PCL (Foreign)........................   7,908,811  10,134,406
   Thai Carbon Black PCL (Foreign).................................     139,600     130,948
   Thai Oil PCL (Foreign)..........................................   9,483,600  26,846,372
   Thai Plastic & Chemicals PCL (Foreign)..........................   3,787,100   3,520,671
   Thai Rayon PCL (Foreign)........................................     165,000     424,246
   Thai Stanley Electric (Thailand) PCL (Foreign)..................     136,700     728,151
   Thai Wacoal PCL (Foreign).......................................      93,300     145,342
   Thanachart Capital PCL (Foreign)................................   6,758,500   6,905,670
   Thoresen Thai Agencies PCL (Foreign)............................   3,578,400   2,673,311
   Ticon Industrial Connection PCL (Foreign).......................     607,000     280,623
   Tisco Financial Group PCL (Foreign).............................   1,041,700   1,317,393
   Total Access Communication PCL (Foreign) (B1XFLM7)..............   1,264,380   2,117,836
  *Total Access Communication PCL (Foreign) (B231MK7)..............      36,700      62,089

                                     1395

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
                                                                                    Shares      Value++
                                                                                    ------      -----

THAILAND -- (Continued)........................................................
  *Total Access Communication PCL (Foreign) NVDR...............................  7,842,900 $ 13,268,558
   TPI Polene PCL (Foreign).................................................... 10,203,724    4,307,100
  *Tycoons Worldwide Group PCL (Foreign).......................................  1,243,300      322,800
   Univentures PCL (Foreign)...................................................  3,481,400      335,894
   Vanachai Group PCL (Foreign)................................................  5,869,000    1,032,236
   Vinythai PCL (Foreign)......................................................  5,239,317    3,106,731
                                                                                           ------------
TOTAL THAILAND.................................................................             359,399,297
                                                                                           ------------

TURKEY -- (1.9%)...............................................................
   Adana Cimento Sanayii Ticaret A.S. Class A..................................    577,875    2,162,200
   Adana Cimento Sanayii Ticaret A.S. Class C..................................    299,447      192,842
  *Advansa Sasa Polyester Sanayi A.S...........................................  1,061,884    1,608,242
   Akcansa Cimento Sanayi ve Ticaret A.S.......................................    317,432    1,641,441
  *Akenerji Elektrik Uretim A.S................................................     13,804       34,814
   Aksa Akrilik Kimya Sanayii A.S..............................................  1,424,767    3,902,973
   Aksigorta A.S...............................................................  1,156,643    1,518,547
   Alarko Holding A.S..........................................................  1,013,092    2,499,326
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.........................     62,010      769,508
   Anadolu Anonim Turk Sigorta Sirketi A.S.....................................  3,100,852    2,737,802
  *Anadolu Cam Sanayii A.S.....................................................  1,486,817    3,606,816
   Arcelik A.S.................................................................  1,576,149    8,934,378
   Asya Katilim Bankasi A.S....................................................    192,797      381,873
   Aydiner Enerji A.S..........................................................    415,323      882,521
   Aygaz A.S...................................................................  1,118,602    8,312,285
   Bati Anabolu Cimento A.S....................................................    276,594    1,511,254
   Bolu Cimento Sanayii A.S....................................................    965,149    1,206,471
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............................     98,391    1,531,346
   Cimsa Cimento Sanayi ve Ticaret A.S.........................................    518,069    3,493,922
  *Deva Holding A.S............................................................    892,982    1,832,642
  *Dogan Gazetecilik A.S.......................................................    572,836    1,209,901
  *Dogan Sirketler Grubu Holdings A.S.......................................... 11,632,189    9,234,430
  *Dogan Yayin Holding A.S.....................................................  2,497,015    2,966,888
  *Dogus Otomotiv Servis ve Ticaret A.S........................................    781,434    3,084,061
  *Eczacibasi Yatirim Holding Ortakligi A.S....................................    353,854    1,631,450
  *EGE Seramik Sanayi ve Ticaret A.S...........................................    315,955      630,961
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S...  2,273,196    3,886,023
   Enka Insaat ve Sanayi A.S...................................................         --            1
  *Eregli Demir ve Celik Fabrikalari T.A.S. (B03MS97)..........................  7,016,269   21,363,379
  *Eregli Demir ve Celik Fabrikalari T.A.S. (B63M9M9)..........................  2,411,842    6,881,917
   Gentas Genel Metal Sanayi ve Ticaret A.S....................................    365,220      629,393
  *Global Yatirim Holding A.S..................................................  3,131,327    2,803,555
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.............................    552,019      366,532
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........................      6,390      370,529
  *Goodyear Lastikleri T.A.S...................................................    123,686    4,420,476
  *GSD Holding A.S.............................................................  2,782,270    2,068,689
  *Gunes Sigorta A.S...........................................................    480,743      821,307
   Haci Omer Sabanci Holding A.S...............................................         --            1
   Hurriyet Gazetecilik ve Matbaacilik A.S.....................................  2,245,783    2,924,391
  *Ihlas EV Aletleri A.S.......................................................  1,149,932    1,262,823
  *Ihlas Holding A.S...........................................................  3,525,036    4,276,953
  *Ipek Matbacilik Sanayi Ve Ticaret A.S.......................................    665,706    2,011,098
  *Is Finansal Kiralama A.S....................................................  1,103,680    1,224,283
   Is Yatirim Menkul Degerler A.S..............................................    300,827      493,060
  *Isiklar Yatirim Holding A.S.................................................  1,146,765      805,355
  *Ittifak Holding A.S.........................................................     92,228      598,032
  *Izmir Demir Celik Sanayi A.S................................................    789,682    2,981,465
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S..........................  2,360,622    1,940,626
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.................  1,171,069    1,077,509
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D.................  7,041,884    4,254,515
   Koc Holding A.S. Series B...................................................  6,569,315   35,317,033
  *Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S..........  1,257,505    3,971,882

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
                                                                                    Shares         Value++
                                                                                    ------         -----

TURKEY -- (Continued)...........................................................
  *Koza Anadolu Metal Madencilik Isletmeleri A.S................................ 1,244,474 $     4,433,057
   Marshall Boya ve Vernik A.S..................................................         1              49
  *Marti Otel Isletmeleri A.S................................................... 1,429,951       1,240,477
  *Net Turizm Ticaret ve Sanayi A.S............................................. 2,067,073       1,656,996
   Nortel Networks Netas Telekomuenikasyon A.S..................................    50,899       4,970,376
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S........................   145,574         420,500
  *Petkim Petrokimya Holding A.S................................................ 4,417,470       7,674,245
   Pinar Entegre Et ve Un Sanayi A.S............................................   240,673       1,302,937
   Pinar SUT Mamulleri Sanayii A.S..............................................   195,977       2,111,467
  *Raks Elektronik Sanayi ve Ticaret A.S........................................     5,859           3,043
  *Sabah YayIncilik A.S.........................................................    31,938          79,792
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...........................   668,335       2,232,918
   Sekerbank T.A.S.............................................................. 3,356,906       3,887,097
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.....................................   546,336         939,811
  *Soda Sanayii A.S.............................................................   639,860       1,112,481
   Tekfen Holding A.S........................................................... 1,490,242       6,393,414
  *Tekstil Bankasi A.S.......................................................... 1,307,195         928,316
   Tofas Turk Otomobil Fabrikasi A.S............................................     6,770          38,921
  *Trakya Cam Sanayii A.S....................................................... 2,296,633       5,615,761
   Turcas Petrol A.S............................................................   760,663       2,151,318
   Turk Ekonomi Bankasi A.S..................................................... 2,350,874       3,366,968
  *Turk Hava Yollari A.S........................................................ 4,218,315      12,435,778
   Turkiye Garanti Bankasi A.S..................................................        --               1
   Turkiye Is Bankasi A.S....................................................... 7,036,793      24,882,338
   Turkiye Sinai Kalkinma Bankasi A.S........................................... 3,344,452       6,412,433
  *Turkiye Sise ve Cam Fabrikalari A.S.......................................... 4,617,423      11,329,656
   Turkiye Vakiflar Bankasi T.A.O............................................... 7,707,611      20,463,194
   Ulker Biskuvi Sanayi A.S..................................................... 1,361,694       5,443,755
  *Uzel Makina Sanayii A.S......................................................   275,043         141,048
   Vestel Beyaz Esya Sanayi ve Ticaret A.S......................................   716,001       1,524,995
  *Vestel Elektronik Sanayi ve Ticaret A.S...................................... 1,086,476       1,940,666
  *Yapi ve Kredi Bankasi A.S....................................................   505,388       1,589,193
                                                                                           ---------------
TOTAL TURKEY....................................................................               310,992,722
                                                                                           ---------------

UNITED STATES -- (0.0%).........................................................
  *Central European Media Enterprises, Ltd. Class A.............................   274,091       6,279,425
                                                                                           ---------------
TOTAL COMMON STOCKS.............................................................            14,732,511,576
                                                                                           ---------------

PREFERRED STOCKS -- (4.6%)......................................................
BRAZIL -- (4.6%)................................................................
   Alpargatas SA................................................................   783,700       5,678,985
   Banco Alfa de Investimento SA................................................    61,726         257,976
   Banco Cruzeiro do Sul SA.....................................................     5,100          46,649
   Banco do Estado do Rio Grande do Sul SA...................................... 1,412,133      16,785,461
  *Braskem SA Preferred A....................................................... 1,479,200      21,390,669
  #Braskem SA Preferred A Sponsored ADR.........................................   346,836      10,346,118
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA........................   192,521       8,541,804
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A.   211,889       9,632,474
   Cia de Tecidos Norte de Minas - Coteminas SA.................................   901,775       2,688,358
   Confab Industrial SA......................................................... 3,297,408       9,138,506
   Eucatex SA Industria e Comercio SA...........................................    14,900          83,346
   Ferbasa-Ferro Ligas Da Bahia SA..............................................   588,065       4,594,024
   Forjas Taurus SA.............................................................   831,169       2,160,870
   Gerdau SA.................................................................... 2,445,084      29,141,447
   Gerdau SA Sponsored ADR...................................................... 4,348,258      52,526,957
  *Gol Linhas Aereas Inteligentes SA............................................    63,600         883,738
  *Inepar SA Industria e Construcoes............................................   552,335       1,780,027
   Itausa - Investimentos Itau SA...............................................   541,945       4,154,498
   Klabin SA.................................................................... 6,967,752      26,972,800
   Mangels Industrial SA........................................................     3,600          21,236
   Marcopolo SA................................................................. 2,644,660      11,733,872

                                     1397

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                              Shares      Value++
                                                                                              ------      -----

BRAZIL -- (Continued)...................................................................
   Metalurgica Gerdau SA................................................................   4,022,600 $ 57,915,008
   Petroleo Brasileiro SA...............................................................     563,700    9,158,513
  #Petroleo Brasileiro SA ADR...........................................................  10,516,809  350,945,916
   Randon e Participacoes SA............................................................     354,750    2,656,341
  *Suzano Papel e Celullose SA..........................................................   2,865,174   28,192,788
   Telemar Norte Leste SA...............................................................     529,500   18,390,465
   Ultrapar Participacoes SA............................................................      52,364      915,338
   Ultrapar Participacoes SA Sponsored ADR..............................................     709,343   12,761,081
  *Unipar Participacoes SA Class B......................................................   7,370,473    2,108,259
   Usinas Siderurgicas de Minas Gerais SA Series A......................................   7,223,910   73,928,904
  *Vale SA Series B.....................................................................     239,144           --
   Whirlpool SA.........................................................................      72,100      174,155
                                                                                                     ------------
TOTAL BRAZIL............................................................................              775,706,583
                                                                                                     ------------

INDIA -- (0.0%).........................................................................
  *Ispat Industries, Ltd................................................................   1,463,759      270,524
                                                                                                     ------------

MALAYSIA -- (0.0%)......................................................................
  *Malayan United Industries Berhad Series A2...........................................   1,526,067       90,163
                                                                                                     ------------
TOTAL PREFERRED STOCKS..................................................................              776,067,270
                                                                                                     ------------

RIGHTS/WARRANTS -- (0.0%)...............................................................
BRAZIL -- (0.0%)........................................................................
  *BHG SA--Brazil Hospitality Group Rights 03/11/11.....................................         104        1,471
  *Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights 05/03/11...................       1,442        4,528
                                                                                                     ------------
TOTAL BRAZIL............................................................................                    5,999
                                                                                                     ------------

CHINA -- (0.0%).........................................................................
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12...................................   1,031,456           --
                                                                                                     ------------

POLAND -- (0.0%)........................................................................
  *Boryszew SA Rights...................................................................   2,065,160      762,367
                                                                                                     ------------

TAIWAN -- (0.0%)........................................................................
   *Unitech Printed Circuit Board Corp. Rights 06/13/11.................................   1,134,016      168,290
                                                                                                     ------------
TOTAL RIGHTS/WARRANTS...................................................................                  936,656
                                                                                                     ------------

                                                                                            Face
                                                                                           Amount          Value+
                                                                                           ------          -----
                                                                                           (000)

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
    $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
    $134,343,127........................................................................ $   134,341  134,341,000
                                                                                                     ------------

                                     1398

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                           Shares/
                                                                                            Face
                                                                                           Amount              Value+
                                                                                           ------              -----
                                                                                            (000)

SECURITIES LENDING COLLATERAL -- (6.6%)................................................
(S)@DFA Short Term Investment Fund..................................................... 1,097,100,048 $ 1,097,100,048
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized
  by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
  $111,912.............................................................................          $112         111,912
                                                                                                      ---------------
TOTAL SECURITIES LENDING COLLATERAL....................................................                 1,097,211,960
                                                                                                      ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917)................................................................               $16,741,068,462
                                                                                                      ===============

                                     1399

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial

        Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

  (a)(1)This item is not applicable.

  (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (a)(3)This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group
Inc.

By:    /s/ David G. Booth
       --------------------------
       David G. Booth
       Chairman, Director,
       President and
       Co-Chief Executive Officer

Date:  July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       ----------------------------------
       David G. Booth
       Principal Executive
       Officer
       DFA Investment Dimensions Group Inc.

Date:  July 8, 2011

By:    /s/ David R. Martin
       ----------------------------------
       David R. Martin
       Principal Financial
       Officer
       DFA Investment Dimensions
       Group Inc.

Date:  July 8, 2011